================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2017

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 July 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio
   U.S. Targeted Value Portfolio
   U.S. Small Cap Value Portfolio
   U.S. Core Equity 1 Portfolio
   U.S. Core Equity 2 Portfolio
   U.S. Vector Equity Portfolio
   U.S. Small Cap Portfolio
   U.S. Micro Cap Portfolio
   DFA Real Estate Securities Portfolio
   Large Cap International Portfolio
   International Core Equity Portfolio
   International Small Company Portfolio
   Global Small Company Portfolio
   Japanese Small Company Portfolio
   Asia Pacific Small Company Portfolio
   United Kingdom Small Company Portfolio
   Continental Small Company Portfolio
   DFA International Real Estate Securities Portfolio
   DFA Global Real Estate Securities Portfolio
   DFA International Small Cap Value Portfolio
   International Vector Equity Portfolio
   World ex U.S. Value Portfolio
   World ex U.S. Targeted Value Portfolio
   World ex U.S. Core Equity Portfolio
   Selectively Hedged Global Equity Portfolio
   Emerging Markets Portfolio
   Emerging Markets Small Cap Portfolio
   Emerging Markets Value Portfolio
   Emerging Markets Core Equity Portfolio
   U.S. Large Cap Equity Portfolio
   DFA Commodity Strategy Portfolio
   DFA One-Year Fixed Income Portfolio
   DFA Two-Year Global Fixed Income Portfolio
   DFA Selectively Hedged Global Fixed Income Portfolio
   DFA Short-Term Government Portfolio

   DFA Five-Year Global Fixed Income Portfolio
   DFA World ex U.S. Government Fixed Income Portfolio
   DFA Intermediate Government Fixed Income Portfolio
   DFA Short-Term Extended Quality Portfolio
   DFA Intermediate-Term Extended Quality Portfolio
   DFA Targeted Credit Portfolio
   DFA Investment Grade Portfolio
   DFA Inflation-Protected Securities Portfolio
   DFA Short-Term Municipal Bond Portfolio
   DFA Intermediate-Term Municipal Bond Portfolio
   DFA California Short-Term Municipal Bond Portfolio
   DFA California Intermediate-Term Municipal Bond Portfolio DFA NY Municipal Bond Portfolio
   Dimensional Retirement Income Fund
   Dimensional 2045 Target Date Retirement Income Fund Dimensional 2050 Target Date Retirement Income Fund Dimensional 2055 Target Date Retirement Income Fund Dimensional 2060 Target Date Retirement Income Fund Dimensional 2005 Target Date Retirement Income Fund Dimensional 2010 Target Date Retirement Income Fund Dimensional 2015 Target Date Retirement Income Fund Dimensional 2020 Target Date Retirement Income Fund Dimensional 2025 Target Date Retirement Income Fund Dimensional 2030 Target Date Retirement Income Fund Dimensional 2035 Target Date Retirement Income Fund Dimensional 2040 Target Date Retirement Income Fund
   DFA Short-Duration Real Return Portfolio
   DFA Municipal Real Return Portfolio
   DFA Municipal Bond Portfolio
   CSTG&E U.S. Social Core Equity 2 Portfolio
   CSTG&E International Social Core Equity Portfolio
   World Core Equity Portfolio
   DFA LTIP Portfolio
   U.S. Social Core Equity 2 Portfolio
   U.S. Sustainability Core 1 Portfolio
   International Sustainability Core 1 Portfolio International Social Core Equity Portfolio
   Emerging Markets Social Core Equity Portfolio
   Tax Managed U.S. Marketwide Value Portfolio
   Tax Managed U.S. Equity Portfolio
   Tax Managed U.S. Targeted Value Portfolio
   Tax Managed U.S. Small Cap Portfolio
   T.A. U.S. Core Equity 2 Portfolio
   Tax-Managed DFA International Value Portfolio
   T.A. World ex U.S. Core Equity Portfolio
   LWAS/DFA International High Book to Market Portfolio

   VA U.S. Targeted Value Portfolio
   VA U.S. Large Value Portfolio
   VA International Value Portfolio
   VA International Small Portfolio
   VA Short-Term Fixed Portfolio
   VA Global Bond Portfolio
   VIT Inflation-Protected Securities Portfolio
   DFA VA Global Moderate Allocation Portfolio
   U.S. Large Cap Growth Portfolio
   U.S. Small Cap Growth Portfolio
   International Large Cap Growth Portfolio
   International Small Cap Growth Portfolio
   DFA Social Fixed Income Portfolio
   DFA Diversified Fixed Income Portfolio
   U.S. High Relative Profitability Portfolio
   International High Relative Profitability Portfolio
   VA Equity Allocation Portfolio
   DFA MN Municipal Bond Portfolio

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other

   Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Subsequent Event Evaluations

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

ADR              American Depositary Receipt
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
BAN              Bond Anticipation Notes
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
FSA              Financial Security Assurance
GDR              Global Depositary Receipt
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from
                 National Public Finance Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures
                 Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
REIT             Real Estate Investment Trust
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
SPDR             Standard & Poor's Depositary Receipts
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
TAN              Tax Anticipation Notes
TRANS            Tax and Revenue Anticipation Notes
UP               Unrefunded Portion
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
NZD              New Zealand Dollars
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

Investment Footnotes

+          See Security Valuation Note within the Notes to Schedules of
           Investments.
++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of
           Investments.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
           are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*          Non-Income Producing Securities.
#          Total or Partial Securities on Loan.
@          Security purchased with cash proceeds from Securities on Loan.
^          Denominated in USD, unless otherwise noted.
^^         See Federal Tax Cost Note within the Notes to Schedules of
           Investments.
(degrees)  Security is being fair valued as of July 31, 2017.
--         Amounts designated as -- are either zero or rounded to zero.
(S)        Affiliated Fund.
## Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
++         Security pledged as collateral for the Open Futures Contracts.
++         Security pledged as collateral for Swap Agreements.
(r) The adjustable/variable rate shown is effective as of July 31, 2017.
(currency) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

CPI  Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (80.8%)

AUSTRALIA -- (7.1%)
Commonwealth Bank of Australia
##  1.375%, 09/06/18                                         3,995  $ 3,983,286
    5.000%, 10/15/19                                         3,000    3,190,518
National Australia Bank, Ltd.
    1.875%, 07/23/18                                         2,500    2,507,775
    2.125%, 05/22/20                                         2,941    2,949,235
Westpac Banking Corp.
    1.550%, 05/25/18                                           401      400,969
    2.250%, 07/30/18                                         3,000    3,018,870
    1.950%, 11/23/18                                         1,111    1,114,088
    2.250%, 01/17/19                                         3,200    3,225,549
                                                                    -----------
TOTAL AUSTRALIA                                                      20,390,290
                                                                    -----------
AUSTRIA -- (2.4%)
Oesterreichische Kontrollbank AG
    1.125%, 04/26/19                                         2,000    1,984,786
    1.750%, 01/24/20                                         5,000    5,010,780
                                                                    -----------
TOTAL AUSTRIA                                                         6,995,566
                                                                    -----------
BELGIUM -- (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                         1,123    1,217,822
                                                                    -----------
CANADA -- (9.7%)
Alberta, Province of Canada
    2.000%, 06/01/19                                   CAD   1,000      809,264
Bank of Montreal
    2.100%, 12/12/19                                           680      683,473
Bank of Nova Scotia (The)
    2.050%, 10/30/18                                           183      183,912
Ontario, Province of Canada
    2.000%, 09/27/18                                         2,200    2,211,816
    4.400%, 06/02/19                                   CAD   1,000      843,890
Province of Ontario Canada
    4.400%, 04/14/20                                         5,000    5,333,295
Royal Bank of Canada
    1.500%, 06/07/18                                           500      499,559
    2.200%, 07/27/18                                           500      503,035
    2.000%, 12/10/18                                         2,599    2,611,579
    2.770%, 12/11/18                                   CAD   2,100    1,708,449
    2.150%, 03/15/19                                         1,985    1,999,834
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                         3,000    2,998,731
    1.750%, 07/23/18                                         2,000    2,004,580
    1.450%, 09/06/18                                         1,000      999,083
    1.950%, 01/22/19                                           400      401,717
Toyota Credit Canada, Inc.
    2.800%, 11/21/18                                   CAD   3,000    2,439,848

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
    1.800%, 02/19/20                                   CAD   2,000  $ 1,596,760
                                                                    -----------
TOTAL CANADA                                                         27,828,825
                                                                    -----------
DENMARK -- (1.9%)
Kommunekredit
    1.250%, 08/27/18                                         5,300    5,288,107
                                                                    -----------
FINLAND -- (1.0%)
Municipality Finance P.L.C.
##  1.250%, 09/10/18                                         1,000      997,319
    1.250%, 09/10/18                                         2,000    1,994,638
                                                                    -----------
TOTAL FINLAND                                                         2,991,957
                                                                    -----------
FRANCE -- (1.3%)
BPCE SA
    1.625%, 01/26/18                                         1,000      999,430
Caisse des Depots et Consignations
    1.500%, 11/13/18                                           600      598,715
Societe Generale SA
    2.750%, 10/12/17                                         1,980    1,985,330
                                                                    -----------
TOTAL FRANCE                                                          3,583,475
                                                                    -----------
GERMANY -- (5.2%)
Daimler Finance North America LLC
##  2.250%, 03/02/20                                         1,500    1,506,270
Deutsche Bank AG
    6.000%, 09/01/17                                           502      503,643
Erste Abwicklungsanstalt
    1.125%, 02/12/18                                         2,000    1,995,310
    1.250%, 03/15/18                                         1,400    1,396,920
FMS Wertmanagement AoeR
    1.750%, 01/24/20                                         1,000    1,002,887
Kreditanstalt fuer Wiederaufbau
    1.500%, 02/06/19                                         1,000    1,000,640
Landwirtschaftliche Rentenbank
    1.750%, 04/15/19                                         2,000    2,009,086
State of North Rhine-Westphalia
    1.375%, 07/16/18                                         2,500    2,497,745
    1.625%, 01/22/20                                         1,000      996,389
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19                                         2,000    2,016,618
                                                                    -----------
TOTAL GERMANY                                                        14,925,508
                                                                    -----------
IRELAND -- (1.3%)
Allergan Funding SCS
    3.000%, 03/12/20                                         1,200    1,227,895
Medtronic, Inc.
    2.500%, 03/15/20                                         2,500    2,545,500
                                                                    -----------
TOTAL IRELAND                                                         3,773,395
                                                                    -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 JAPAN -- (3.1%)
 Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
 ##  2.300%, 03/05/20                                       1,400  $ 1,404,224
 Beam Suntory, Inc.
     1.750%, 06/15/18                                       1,000      998,692
 Development Bank of Japan, Inc.
     1.625%, 09/25/19                                       2,000    1,985,338
 Toyota Motor Credit Corp.
     1.550%, 07/13/18                                       1,500    1,500,960
     2.000%, 10/24/18                                         500      503,000
     1.550%, 10/18/19                                       2,500    2,489,220
                                                                   -----------
 TOTAL JAPAN                                                         8,881,434
                                                                   -----------
 NETHERLANDS -- (9.3%)
 Bank Nederlandse Gemeenten NV
 ##  1.000%, 09/20/18                                       5,000    4,971,500
     1.375%, 01/28/19                                         500      498,611
     1.875%, 06/11/19                                       2,954    2,968,297
 Cooperatieve Rabobank UA
     1.700%, 03/19/18                                       3,435    3,439,699
     2.250%, 01/14/19                                       4,144    4,181,648
 Nederlandse Waterschapsbank NV
 ##  1.500%, 01/23/19                                       2,000    1,998,434
     1.625%, 03/04/20                                       2,000    1,991,824
 Shell International Finance BV
     1.625%, 11/10/18                                       2,870    2,871,736
     2.000%, 11/15/18                                         800      804,489
     1.375%, 09/12/19                                       3,000    2,984,976
                                                                   -----------
 TOTAL NETHERLANDS                                                  26,711,214
                                                                   -----------
 NORWAY -- (2.1%)
 Kommunalbanken A.S.
     1.750%, 05/28/19                                         500      501,288
 Statoil ASA
     1.950%, 11/08/18                                       1,000    1,003,351
     2.250%, 11/08/19                                       4,461    4,505,579
                                                                   -----------
 TOTAL NORWAY                                                        6,010,218
                                                                   -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.1%)
 Council Of Europe Development Bank
     1.625%, 03/10/20                                       3,000    2,994,603
                                                                   -----------
 SWEDEN -- (1.0%)
 Kommuninvest I Sverige AB
     1.125%, 10/09/18                                         700      697,035
     2.000%, 11/12/19                                       2,000    2,015,872
                                                                   -----------
 TOTAL SWEDEN                                                        2,712,907
                                                                   -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
  SWITZERLAND -- (0.4%)
  Credit Suisse AG
      2.300%, 05/28/19                                       1,000  $1,009,062
                                                                    ----------
  UNITED KINGDOM -- (1.7%)
  BAE Systems Holdings, Inc.
  ##  6.375%, 06/01/19                                         480     517,190
  BP Capital Markets P.L.C.
      2.315%, 02/13/20                                       2,550   2,582,130
  HSBC USA, Inc.
      2.375%, 11/13/19                                       1,000   1,011,709
  Network Rail Infrastructure Finance P.L.C.
      1.750%, 01/24/19                                         667     668,479
                                                                    ----------
  TOTAL UNITED KINGDOM                                               4,779,508
                                                                    ----------
  UNITED STATES -- (31.8%)
  American Express Credit Corp.
      2.250%, 08/15/19                                       1,500   1,515,210
      1.700%, 10/30/19                                         500     498,036
  Amgen, Inc.
      2.200%, 05/11/20                                       1,000   1,008,877
  Apple, Inc.
      1.100%, 08/02/19                                       3,000   2,971,686
      1.800%, 05/11/20                                       2,000   2,005,086
  Bank of America Corp.
      5.650%, 05/01/18                                       1,500   1,542,252
  Bank of New York Mellon Corp. (The)
      2.150%, 02/24/20                                       2,000   2,016,876
  Becton Dickinson and Co.
      2.675%, 12/15/19                                       2,100   2,132,995
  Bristol-Myers Squibb Co.
      1.600%, 02/27/19                                       2,500   2,499,355
  Capital One NA/Mclean
      2.350%, 01/31/20                                       1,500   1,506,879
  Caterpillar Financial Services Corp.
      1.500%, 02/23/18                                       1,500   1,498,143
      1.350%, 05/18/19                                       1,000     994,355
  Chevron Corp.
      1.686%, 02/28/19                                       1,610   1,614,257
      2.193%, 11/15/19                                       3,500   3,536,414
  Cisco Systems, Inc.
      1.650%, 06/15/18                                       2,800   2,805,099
      1.600%, 02/28/19                                       1,743   1,744,886
      4.450%, 01/15/20                                         747     796,907
  Citibank NA
      2.100%, 06/12/20                                       1,000   1,003,971
  Citigroup, Inc.
      2.500%, 09/26/18                                       1,000   1,008,193
  Citizens Bank NA
      2.450%, 12/04/19                                       2,200   2,219,758

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
 UNITED STATES -- (Continued)
 Dominion Energy, Inc.
     2.500%, 12/01/19                                         2,000  $2,019,712
 Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19                                         1,184   1,197,171
 Eastman Chemical Co.
     2.700%, 01/15/20                                         2,000   2,025,228
 Energy Transfer L.P.
     2.500%, 06/15/18                                         1,000   1,005,499
 Enterprise Products Operating LLC
     5.250%, 01/31/20                                         2,000   2,150,348
 Exelon Generation Co. LLC
     2.950%, 01/15/20                                         2,000   2,042,122
 Express Scripts Holding Co.
     2.250%, 06/15/19                                         2,000   2,011,492
 Ford Motor Credit Co. LLC
     2.551%, 10/05/18                                         1,500   1,511,294
     1.897%, 08/12/19                                           425     423,033
 General Electric Co.
     2.200%, 01/09/20                                         1,000   1,010,350
 General Motors Financial Co., Inc.
     3.150%, 01/15/20                                         1,600   1,633,280
 Goldman Sachs Group, Inc. (The)
     6.000%, 06/15/20                                         1,000   1,104,311
 Humana, Inc.
     2.625%, 10/01/19                                         2,000   2,024,966
 International Business Machines Corp.
     1.875%, 05/15/19                                           775     779,066
 JM Smucker Co. (The)
     2.500%, 03/15/20                                           436     440,956
 John Deere Capital Corp.
     1.250%, 10/09/19                                         1,500   1,486,235
 JPMorgan Chase & Co.
     2.250%, 01/23/20                                         1,000   1,007,528
 KeyBank NA
     1.650%, 02/01/18                                         1,000   1,000,641
 Kraft Heinz Foods Co.
     5.375%, 02/10/20                                         1,500   1,620,143
 Laboratory Corp. of America Holdings
     2.200%, 08/23/17                                         1,097   1,097,321
 Manufacturers & Traders Trust Co.
     2.100%, 02/06/20                                           400     401,804
 Markel Corp.
     7.125%, 09/30/19                                           527     580,861
 Marriott International, Inc.
     6.750%, 05/15/18                                           845     876,493
 Microsoft Corp.
     1.850%, 02/06/20                                         3,000   3,012,822
 Morgan Stanley
     2.375%, 07/23/19                                         2,000   2,016,886

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
 UNITED STATES -- (Continued)
 Newell Brands, Inc.
     2.150%, 10/15/18                                       1,400  $  1,408,354
 Nuveen Finance LLC
 ##  2.950%, 11/01/19                                       1,000     1,017,574
 Pfizer, Inc.
     2.100%, 05/15/19                                       3,000     3,031,086
 Quest Diagnostics, Inc.
     4.750%, 01/30/20                                       1,131     1,205,294
 Reynolds American, Inc.
     2.300%, 06/12/18                                       1,000     1,004,744
 Ryder System, Inc.
     2.450%, 09/03/19                                       2,000     2,019,920
 Scripps Networks Interactive, Inc.
     2.750%, 11/15/19                                       2,000     2,021,630
 Southern Co. (The)
     1.300%, 08/15/17                                         260       259,997
     1.550%, 07/01/18                                         400       399,628
 Textron, Inc.
     7.250%, 10/01/19                                       1,500     1,662,009
 Time Warner, Inc.
     4.875%, 03/15/20                                       2,000     2,145,560
 Total System Services, Inc.
     2.375%, 06/01/18                                         700       702,311
 Tyson Foods, Inc.
     2.650%, 08/15/19                                       2,000     2,029,290
 Verizon Communications, Inc.
     3.650%, 09/14/18                                         800       817,806
 Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                       2,000     2,024,228
                                                                   ------------
 TOTAL UNITED STATES                                                 91,148,228
                                                                   ------------
 TOTAL BONDS                                                        231,242,119
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- (18.8%)
 U.S. Treasury Notes
     1.125%, 03/31/20                                      32,700    32,430,487
     1.500%, 05/15/20                                       3,500     3,501,914
     1.375%, 05/31/20                                       2,500     2,492,578

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
      1.625%, 06/30/20                                     15,500  $ 15,552,669
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                      53,977,648
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         285,219,767
                                                                   ------------

                                                           SHARES
                                                           -------
SECURITIES LENDING COLLATERAL -- (0.0%)
(S)@  DFA Short Term Investment Fund                          114         1,323
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $285,562,225)^^                                              $286,223,450
                                                                   ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ---------- ------------  ------- ------------
Bonds
   Australia                             -- $ 20,390,290    --    $ 20,390,290
   Austria                               --    6,995,566    --       6,995,566
   Belgium                               --    1,217,822    --       1,217,822
   Canada                                --   27,828,825    --      27,828,825
   Denmark                               --    5,288,107    --       5,288,107
   Finland                               --    2,991,957    --       2,991,957
   France                                --    3,583,475    --       3,583,475
   Germany                               --   14,925,508    --      14,925,508
   Ireland                               --    3,773,395    --       3,773,395
   Japan                                 --    8,881,434    --       8,881,434
   Netherlands                           --   26,711,214    --      26,711,214
   Norway                                --    6,010,218    --       6,010,218
   Supranational Organization
     Obligations                         --    2,994,603    --       2,994,603
   Sweden                                --    2,712,907    --       2,712,907
   Switzerland                           --    1,009,062    --       1,009,062
   United Kingdom                        --    4,779,508    --       4,779,508
   United States                         --   91,148,228    --      91,148,228
U.S. Treasury Obligations                --   53,977,648    --      53,977,648
Securities Lending Collateral            --        1,323    --           1,323
Futures Contracts**              $8,444,237           --    --       8,444,237
Forward Currency Contracts**             --     (155,870)   --        (155,870)
                                 ---------- ------------    --    ------------
TOTAL                            $8,444,237 $286,067,580    --    $294,511,817
                                 ========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                      $22,421,200,372
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $15,765,983,308)^^                                     $22,421,200,372
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (84.4%)

Consumer Discretionary -- (13.6%)
#*  1-800-Flowers.com, Inc. Class A                         451,235 $ 4,354,418
    A.H. Belo Corp. Class A                                 147,126     779,768
#   Aaron's, Inc.                                           501,140  23,192,759
#   Abercrombie & Fitch Co. Class A                         486,691   4,789,039
#   Adient P.L.C.                                            83,524   5,468,316
#   Adtalem Global Education, Inc.                          543,314  17,657,705
#   AMC Entertainment Holdings, Inc. Class A                323,409   6,597,544
    AMCON Distributing Co.                                      850      82,408
#*  America's Car-Mart, Inc.                                 89,366   3,503,147
#*  American Axle & Manufacturing Holdings, Inc.            736,107  10,850,217
#   American Eagle Outfitters, Inc.                       1,436,769  17,011,345
*   American Public Education, Inc.                         149,705   3,188,716
    Ark Restaurants Corp.                                    11,690     265,831
#*  Ascena Retail Group, Inc.                             1,667,498   3,901,945
*   Ascent Capital Group, Inc. Class A                       92,297   1,559,819
#*  AutoNation, Inc.                                        769,978  32,631,668
#*  AV Homes, Inc.                                           56,342     904,289
*   Ballantyne Strong, Inc.                                 119,647     813,600
#*  Barnes & Noble Education, Inc.                          324,028   2,342,722
    Barnes & Noble, Inc.                                    486,141   3,962,049
    Bassett Furniture Industries, Inc.                       51,875   1,929,750
#   Beasley Broadcast Group, Inc. Class A                    29,968     314,664
#*  bebe stores, Inc.                                           990       5,801
#   Bed Bath & Beyond, Inc.                                 643,537  19,241,756
#*  Belmond, Ltd. Class A                                   670,427   8,749,072
#   Big 5 Sporting Goods Corp.                              169,231   1,819,233
*   Biglari Holdings, Inc.                                    2,182     816,766
*   BJ's Restaurants, Inc.                                    9,993     352,753
*   Bojangles', Inc.                                         38,466     511,598
#*  Boot Barn Holdings, Inc.                                 67,141     537,799
    Bowl America, Inc. Class A                               14,256     208,444
#   Boyd Gaming Corp.                                        50,714   1,270,893
*   Bridgepoint Education, Inc.                             229,674   2,230,135
#*  Build-A-Bear Workshop, Inc.                             148,806   1,428,538
*   Cabela's, Inc.                                           34,108   1,943,474
*   CafePress, Inc.                                           2,300       4,232
#   CalAtlantic Group, Inc.                               1,153,356  40,482,796
    Caleres, Inc.                                           436,312  11,902,591
#   Callaway Golf Co.                                     1,061,898  13,517,962
*   Cambium Learning Group, Inc.                             29,866     146,941
#   Canterbury Park Holding Corp.                             2,879      33,396
*   Career Education Corp.                                  268,471   2,257,841
#   Carriage Services, Inc.                                 175,147   4,271,835
*   Carrols Restaurant Group, Inc.                          188,104   2,294,869
#   Cato Corp. (The) Class A                                202,731   3,448,454
*   Cavco Industries, Inc.                                  102,067  13,309,537
*   Century Casinos, Inc.                                     4,989      35,871
#*  Century Communities, Inc.                                54,067   1,400,335
#*  Cherokee, Inc.                                           44,705     234,701
#   Chico's FAS, Inc.                                     1,380,008  12,627,073
#*  Christopher & Banks Corp.                               192,272     271,104

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Chuy's Holdings, Inc.                                    70,475 $ 1,659,686
    Citi Trends, Inc.                                       137,351   3,042,325
#   Columbia Sportswear Co.                                  32,926   1,994,657
#*  Conn's, Inc.                                            100,646   2,153,824
#*  Container Store Group, Inc. (The)                        20,360     108,926
#   Cooper Tire & Rubber Co.                                597,277  21,830,474
#*  Cooper-Standard Holdings, Inc.                          167,354  17,113,620
#   Core-Mark Holding Co., Inc.                             241,477   8,854,962
#*  Crocs, Inc.                                             789,671   6,269,988
    CSS Industries, Inc.                                     17,513     468,823
    Culp, Inc.                                               58,015   1,740,450
    Dana, Inc.                                              347,961   8,253,635
#*  DavidsTea, Inc.                                           2,280      13,680
*   Deckers Outdoor Corp.                                   377,961  24,514,550
#*  Del Frisco's Restaurant Group, Inc.                     171,154   2,430,387
#*  Del Taco Restaurants, Inc.                              153,248   2,006,016
#*  Delta Apparel, Inc.                                      33,047     694,978
#*  Destination Maternity Corp.                              15,574      23,828
#*  Destination XL Group, Inc.                               18,973      37,946
#   Dick's Sporting Goods, Inc.                             142,056   5,304,371
#   Dillard's, Inc. Class A                                 273,486  20,188,737
*   Dixie Group, Inc. (The)                                  47,282     200,948
    Dover Motorsports, Inc.                                  16,790      34,420
#   Drive Shack, Inc.                                       123,196     376,980
#   DSW, Inc. Class A                                       900,247  16,240,456
*   El Pollo Loco Holdings, Inc.                             33,608     436,904
#*  Eldorado Resorts, Inc.                                   29,899     609,940
*   Emerson Radio Corp.                                      89,291     113,400
*   Emmis Communications Corp. Class A                        3,854      11,369
#   Entercom Communications Corp. Class A                   107,365   1,057,545
    Entravision Communications Corp. Class A                 56,174     365,131
#   Escalade, Inc.                                           10,514     129,848
#   Ethan Allen Interiors, Inc.                             294,781   9,447,731
*   EVINE Live, Inc.                                         57,166      68,028
#*  EW Scripps Co. (The) Class A                            636,175  12,500,839
#*  Express, Inc.                                           955,026   5,787,458
#*  Fiesta Restaurant Group, Inc.                           308,620   5,184,816
#   Finish Line, Inc. (The) Class A                         370,059   5,092,012
    Flanigan's Enterprises, Inc.                              2,074      55,583
#   Flexsteel Industries, Inc.                               44,871   2,511,879
#   Foot Locker, Inc.                                        29,684   1,400,788
#*  Fossil Group, Inc.                                      226,455   2,547,619
#   Fred's, Inc. Class A                                    272,315   1,843,573
*   FTD Cos., Inc.                                          255,753   5,025,546
#*  G-III Apparel Group, Ltd.                               298,061   7,758,528
#*  Gaia, Inc.                                               18,446     222,274
#   GameStop Corp. Class A                                1,372,240  29,763,886
    Gaming Partners International Corp.                      13,313     141,650
#   Gannett Co., Inc.                                       780,940   7,005,032
#*  Genesco, Inc.                                           169,974   5,456,165
#   Gentex Corp.                                            459,038   7,812,827
#*  Gentherm, Inc.                                           59,650   1,995,292
#*  Global Eagle Entertainment, Inc.                         50,232     158,733

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
           Graham Holdings Co. Class B                       45,931 $27,209,524
#*         Gray Television, Inc.                            401,465   5,981,828
*          Green Brick Partners, Inc.                        78,472     882,810
#          Group 1 Automotive, Inc.                         165,440   9,851,952
#          Guess?, Inc.                                     738,727   9,647,775
*          Harte-Hanks, Inc.                                325,974     314,565
           Haverty Furniture Cos., Inc.                     122,994   2,736,616
           Haverty Furniture Cos., Inc. Class A                 844      18,885
*          Helen of Troy, Ltd.                              192,385  19,382,789
*          Hemisphere Media Group, Inc.                       5,761      72,013
*          Hibbett Sports, Inc.                             150,554   2,348,642
           Hooker Furniture Corp.                            75,751   3,196,692
#*         Hyatt Hotels Corp. Class A                         9,677     537,751
#*         Iconix Brand Group, Inc.                         753,184   5,023,737
           ILG, Inc.                                        450,921  11,953,916
#*         IMAX Corp.                                        60,942   1,304,159
           Insignia Systems, Inc.                             3,334       3,401
#          International Game Technology P.L.C.             538,593  10,254,811
           International Speedway Corp. Class A              81,414   2,914,621
*          Intrawest Resorts Holdings, Inc.                  44,997   1,068,679
*          J Alexander's Holdings, Inc.                      14,099     148,744
#*         JAKKS Pacific, Inc.                               54,360     179,388
#*         JC Penney Co., Inc.                            1,930,057  10,441,608
#          John Wiley & Sons, Inc. Class A                  109,207   6,033,687
           Johnson Outdoors, Inc. Class A                    36,273   1,832,512
*          K12, Inc.                                        262,010   4,640,197
#          KB Home                                           87,239   1,999,518
#*         Kirkland's, Inc.                                 143,467   1,341,416
#          Kohl's Corp.                                   1,386,895  57,348,108
#*         Kona Grill, Inc.                                  15,211      40,309
*          La Quinta Holdings, Inc.                         625,633   9,328,188
           La-Z-Boy, Inc.                                   571,082  19,302,572
*          Lakeland Industries, Inc.                         36,687     552,139
*          Lands' End, Inc.                                   2,034      27,459
           Lennar Corp. Class B                              30,938   1,375,813
#*         LGI Homes, Inc.                                   38,288   1,696,158
           Libbey, Inc.                                     130,726   1,176,534
           Liberty Tax, Inc.                                 16,959     239,122
#*         Liberty TripAdvisor Holdings, Inc. Class A       581,072   6,827,596
#          Lifetime Brands, Inc.                             68,563   1,299,269
*          Lincoln Educational Services Corp.                11,206      34,851
#          Lithia Motors, Inc. Class A                      118,847  12,270,953
*          Luby's, Inc.                                     143,405     411,572
#*         M/I Homes, Inc.                                  154,973   4,020,000
#          Macy's, Inc.                                   1,276,931  30,327,111
*          Madison Square Garden Co. (The) Class A          187,861  41,276,819
           Marcus Corp. (The)                               106,855   2,906,456
#*         MarineMax, Inc.                                  239,634   3,582,528
#          Marriott Vacations Worldwide Corp.               289,641  33,844,551
#*         McClatchy Co. (The) Class A                       17,817     142,536
#          MDC Holdings, Inc.                               310,881  10,660,109
(degrees)  Media General, Inc.                              654,085   1,321,252
#          Meredith Corp.                                   335,974  19,973,654

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Meritage Homes Corp.                                    267,052 $10,882,369
*   Modine Manufacturing Co.                                338,173   5,495,311
*   Monarch Casino & Resort, Inc.                            13,813     457,072
#   Monro Muffler Brake, Inc.                                44,095   2,054,827
#*  Motorcar Parts of America, Inc.                         211,744   5,922,480
#   Movado Group, Inc.                                       98,634   2,426,396
#   NACCO Industries, Inc. Class A                           39,737   2,606,747
*   New Home Co., Inc. (The)                                  9,080      98,155
#   New Media Investment Group, Inc.                        113,761   1,585,828
#*  New York & Co., Inc.                                    236,502     368,943
#   New York Times Co. (The) Class A                      1,093,135  20,769,565
    News Corp. Class A                                    1,090,589  15,606,329
    News Corp. Class B                                      203,351   2,989,260
#   Nexstar Media Group, Inc. Class A                       243,836  15,946,874
#   Office Depot, Inc.                                    3,196,214  18,761,776
#*  Overstock.com, Inc.                                     367,360   5,877,760
#   Oxford Industries, Inc.                                  80,839   5,103,366
    P&F Industries, Inc. Class A                              1,458       8,792
#*  Papa Murphy's Holdings, Inc.                              9,379      39,955
#*  Party City Holdco, Inc.                                  96,805   1,350,430
    Peak Resorts, Inc.                                        2,100      10,973
#   Penske Automotive Group, Inc.                           730,052  31,786,464
*   Perfumania Holdings, Inc.                                13,797      21,523
#*  Perry Ellis International, Inc.                          97,306   1,911,090
*   PICO Holdings, Inc.                                     152,801   2,483,016
#   Pier 1 Imports, Inc.                                  1,115,533   5,142,607
#*  Potbelly Corp.                                          241,147   2,773,190
    PulteGroup, Inc.                                      3,308,268  80,787,905
#   Ralph Lauren Corp.                                      114,538   8,664,800
    RCI Hospitality Holdings, Inc.                           69,237   1,570,988
*   Reading International, Inc. Class A                     106,291   1,696,404
#*  Red Lion Hotels Corp.                                   132,637     948,355
#*  Red Robin Gourmet Burgers, Inc.                          92,288   5,518,822
#*  Regis Corp.                                             307,444   3,237,385
    Rocky Brands, Inc.                                       47,189     658,287
#*  Ruby Tuesday, Inc.                                      837,601   1,691,954
    Saga Communications, Inc. Class A                        18,872     733,177
#   Salem Media Group, Inc.                                  73,453     525,189
    Scholastic Corp.                                        225,773   9,353,775
#*  Sears Hometown and Outlet Stores, Inc.                   16,932      38,097
#*  Sequential Brands Group, Inc.                            12,895      41,393
*   Shiloh Industries, Inc.                                 118,592     879,953
#   Shoe Carnival, Inc.                                     109,362   1,996,950
#*  Shutterfly, Inc.                                         15,889     779,197
#   Signet Jewelers, Ltd.                                   427,702  26,158,254
    Sinclair Broadcast Group, Inc. Class A                   38,986   1,405,445
*   Skechers U.S.A., Inc. Class A                           254,156   7,139,242
*   Skyline Corp.                                            32,933     246,010
#   Sonic Automotive, Inc. Class A                          290,097   5,265,261
    Speedway Motorsports, Inc.                              224,103   4,764,430
#   Stage Stores, Inc.                                      201,457     400,899
    Standard Motor Products, Inc.                           240,231  12,102,838
#   Stanley Furniture Co., Inc.                              17,922      22,582

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Staples, Inc.                                      4,432,254 $   44,987,378
#   Stein Mart, Inc.                                      50,906         70,759
#*  Steven Madden, Ltd.                                   39,003      1,599,123
*   Stoneridge, Inc.                                     181,741      2,773,368
#   Strattec Security Corp.                               22,244        789,662
    Superior Industries International, Inc.              158,779      3,104,129
#   Superior Uniform Group, Inc.                          46,324      1,034,415
*   Sypris Solutions, Inc.                                58,417         97,264
#*  Tandy Leather Factory, Inc.                           74,640        660,564
*   Taylor Morrison Home Corp. Class A                   231,934      5,246,347
#   TEGNA, Inc.                                          958,750     14,218,262
#   Tilly's, Inc. Class A                                136,014      1,357,420
    Time, Inc.                                           976,930     13,725,866
#   Toll Brothers, Inc.                                1,935,113     74,676,011
*   TopBuild Corp.                                       163,894      8,650,325
    Tower International, Inc.                            200,169      4,944,174
*   Townsquare Media, Inc. Class A                         5,787         64,004
*   Trans World Entertainment Corp.                       56,939         99,643
*   TravelCenters of America LLC                           3,150         11,498
#*  TRI Pointe Group, Inc.                             1,716,547     22,830,075
    Tribune Media Co. Class A                             52,266      2,203,012
#*  Tuesday Morning Corp.                                351,642        650,538
#*  UCP, Inc. Class A                                     41,925        467,464
*   Unifi, Inc.                                          102,062      3,343,551
*   Universal Technical Institute, Inc.                   32,013        113,966
#*  Urban One, Inc.                                       26,961         51,226
#*  Urban Outfitters, Inc.                               830,613     16,271,709
#*  Vera Bradley, Inc.                                   303,415      3,058,423
#*  Vista Outdoor, Inc.                                  361,080      8,337,337
#*  Vitamin Shoppe, Inc.                                 260,013      2,860,143
*   VOXX International Corp.                             164,901      1,104,837
    West Marine, Inc.                                    158,220      2,039,456
#   Weyco Group, Inc.                                     30,449        848,918
#*  William Lyon Homes Class A                           212,343      4,801,075
#   Winnebago Industries, Inc.                           338,946     12,473,213
#   Wolverine World Wide, Inc.                           946,942     26,703,764
*   ZAGG, Inc.                                           182,275      1,540,224
#*  Zoe's Kitchen, Inc.                                   39,619        448,091
#*  Zumiez, Inc.                                         281,718      3,577,819
                                                                 --------------
Total Consumer Discretionary                                      1,583,772,220
                                                                 --------------
Consumer Staples -- (2.3%)
#   Alico, Inc.                                           21,172        639,394
*   Alliance One International, Inc.                      71,101      1,080,735
#   Andersons, Inc. (The)                                206,895      7,127,533
*   Bridgford Foods Corp.                                  1,048         11,696
*   CCA Industries, Inc.                                  20,184         71,653
*   Central Garden & Pet Co.                              79,683      2,549,856
*   Central Garden & Pet Co. Class A                     236,044      7,260,713
#*  Chefs' Warehouse, Inc. (The)                         187,926      2,724,927
#*  Craft Brew Alliance, Inc.                            220,552      3,859,660
*   Darling Ingredients, Inc.                          1,296,821     21,099,278
#   Dean Foods Co.                                       945,956     14,189,340

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Farmer Brothers Co.                                    100,567 $  3,132,662
#   Flowers Foods, Inc.                                     85,003    1,495,203
#   Fresh Del Monte Produce, Inc.                          346,138   17,815,723
#*  Hostess Brands, Inc.                                   247,970    3,788,982
    Ingles Markets, Inc. Class A                           108,188    3,191,546
    Ingredion, Inc.                                         64,743    7,984,107
    Inter Parfums, Inc.                                    205,720    7,981,936
#*  Inventure Foods, Inc.                                   12,899       50,306
#   John B. Sanfilippo & Son, Inc.                          41,718    2,683,302
*   Landec Corp.                                           158,823    1,953,523
#   Limoneira Co.                                           39,378      896,243
    Mannatech, Inc.                                          5,132       83,395
*   Natural Alternatives International, Inc.                39,500      395,000
#*  Natural Grocers by Vitamin Cottage, Inc.                26,715      235,359
    Nature's Sunshine Products, Inc.                         4,308       54,496
    Nutraceutical International Corp.                       65,856    2,752,781
    Oil-Dri Corp. of America                                29,327    1,212,965
#   Omega Protein Corp.                                    135,194    2,163,104
#   Orchids Paper Products Co.                              64,899      730,763
*   Performance Food Group Co.                              43,627    1,256,458
#*  Post Holdings, Inc.                                    613,765   51,065,248
#   Sanderson Farms, Inc.                                  225,582   29,494,846
    Seaboard Corp.                                           1,964    8,396,100
*   Seneca Foods Corp. Class A                              51,680    1,483,216
*   Seneca Foods Corp. Class B                                 189        5,840
#*  Smart & Final Stores, Inc.                              38,624      332,166
#   Snyder's-Lance, Inc.                                    12,424      432,231
    SpartanNash Co.                                        222,855    6,181,998
#*  SUPERVALU, Inc.                                      1,062,430    3,803,499
#*  TreeHouse Foods, Inc.                                    6,563      556,739
#*  United Natural Foods, Inc.                             616,158   23,740,568
#   Universal Corp.                                        215,783   13,799,323
#   Village Super Market, Inc. Class A                      35,492      877,717
#   Weis Markets, Inc.                                      96,432    4,562,198
                                                                   ------------
Total Consumer Staples                                              265,204,328
                                                                   ------------
Energy -- (7.5%)
    Adams Resources & Energy, Inc.                          22,697      862,259
#*  Antero Resources Corp.                                 649,480   13,392,278
#*  Approach Resources, Inc.                                28,800       90,144
#   Arch Coal, Inc. Class A                                 67,213    5,112,893
    Archrock, Inc.                                         444,419    4,866,388
#   Ardmore Shipping Corp.                                  20,616      163,897
#*  Atwood Oceanics, Inc.                                  545,475    4,287,434
*   Barnwell Industries, Inc.                               21,188       39,622
#*  Basic Energy Services, Inc.                             38,844      870,106
#*  Bill Barrett Corp.                                     835,117    2,822,695
#   Bristow Group, Inc.                                    261,157    1,924,727
#*  Callon Petroleum Co.                                 2,027,865   22,955,432
#*  CARBO Ceramics, Inc.                                    13,250       93,678
#*  Clean Energy Fuels Corp.                               399,226    1,045,972
#*  Cloud Peak Energy, Inc.                                551,805    1,909,245
#*  CONSOL Energy, Inc.                                  3,021,349   50,637,809

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
*   Contango Oil & Gas Co.                                  178,741 $ 1,072,446
#   CVR Energy, Inc.                                        243,334   4,601,446
#*  Dawson Geophysical Co.                                  138,948     557,181
    Delek US Holdings, Inc.                                 574,276  14,994,346
#*  Denbury Resources, Inc.                               1,550,224   2,263,327
#   DHT Holdings, Inc.                                      883,650   3,675,984
#*  Diamond Offshore Drilling, Inc.                       1,048,155  13,018,085
#*  Dorian LPG, Ltd.                                         77,757     559,850
#*  Dril-Quip, Inc.                                         451,803  20,150,414
#*  Earthstone Energy, Inc. Class A                             882       8,705
#*  Eclipse Resources Corp.                                 166,073     466,665
*   ENGlobal Corp.                                           46,727      58,409
#   EnLink Midstream LLC                                    119,364   2,094,838
#   Ensco P.L.C. Class A                                  2,686,688  14,212,580
#*  EP Energy Corp. Class A                                 128,146     433,133
*   Era Group, Inc.                                         148,917   1,304,513
*   Exterran Corp.                                          201,725   5,585,765
#*  Forum Energy Technologies, Inc.                       1,169,980  15,502,235
#   Frank's International NV                                 48,531     393,101
#   GasLog, Ltd.                                            316,516   5,776,417
#*  Geospace Technologies Corp.                              58,715     903,624
    Green Plains, Inc.                                      285,868   5,645,893
    Gulf Island Fabrication, Inc.                           108,599   1,238,029
*   Gulfport Energy Corp.                                 1,263,965  15,951,238
*   Halcon Resources Corp.                                   44,569     292,373
#   Hallador Energy Co.                                      18,430     126,983
#*  Helix Energy Solutions Group, Inc.                    1,957,149  12,799,754
#   Helmerich & Payne, Inc.                                 538,057  27,236,445
#   HollyFrontier Corp.                                   1,989,315  57,371,845
#*  Hornbeck Offshore Services, Inc.                        198,042     499,066
*   Independence Contract Drilling, Inc.                      2,663      10,306
*   International Seaways, Inc.                              14,032     320,070
#*  ION Geophysical Corp.                                    13,798      48,983
#*  Jones Energy, Inc. Class A                               32,463      48,695
#*  Matador Resources Co.                                   372,928   9,047,233
*   Matrix Service Co.                                      305,132   3,158,116
#*  McDermott International, Inc.                         2,172,557  14,708,211
*   Mitcham Industries, Inc.                                 90,708     360,111
#   Murphy Oil Corp.                                      1,797,017  47,764,712
#   Nabors Industries, Ltd.                                 706,712   5,448,750
*   Natural Gas Services Group, Inc.                         75,324   1,879,334
#*  Newpark Resources, Inc.                                 947,862   7,914,648
#   Noble Corp. P.L.C.                                    3,301,295  13,205,180
    Noble Energy, Inc.                                      157,881   4,564,340
#   Nordic American Tankers, Ltd.                             3,000      17,640
#*  Northern Oil and Gas, Inc.                              103,612     129,515
#*  Oasis Petroleum, Inc.                                 2,786,662  21,680,230
#   Oceaneering International, Inc.                         793,763  20,360,021
#*  Oil States International, Inc.                          476,657  11,844,926
#*  Overseas Shipholding Group, Inc. Class A                 87,811     270,458
*   Pacific Ethanol, Inc.                                   229,450   1,434,063
    Panhandle Oil and Gas, Inc. Class A                      42,628     937,816
#*  Par Pacific Holdings, Inc.                               10,127     181,375

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#*  Parker Drilling Co.                                    762,687 $    915,224
#   Patterson-UTI Energy, Inc.                           1,510,453   29,212,161
#   PBF Energy, Inc. Class A                             1,260,499   28,701,562
#*  PDC Energy, Inc.                                       690,405   32,559,500
*   PHI, Inc. Non-Voting                                    88,026      853,852
*   Pioneer Energy Services Corp.                          818,758    1,801,268
*   PrimeEnergy Corp.                                          148        7,182
*   QEP Resources, Inc.                                    501,824    4,300,632
#   Range Resources Corp.                                  589,157   12,437,104
#*  Renewable Energy Group, Inc.                           432,565    5,407,062
#*  REX American Resources Corp.                            45,400    4,539,092
*   Rice Energy, Inc.                                    1,522,977   42,597,667
#*  RigNet, Inc.                                            27,511      521,333
#*  Rowan Cos. P.L.C. Class A                            1,285,945   15,006,978
#*  RSP Permian, Inc.                                      795,465   27,332,177
*   SandRidge Energy, Inc.                                  21,985      424,530
#   Scorpio Tankers, Inc.                                1,488,163    5,521,085
#*  SEACOR Holdings, Inc.                                  151,900    5,178,271
#*  SEACOR Marine Holdings, Inc.                           140,914    2,054,526
#   SemGroup Corp. Class A                                 512,116   13,852,738
#   Ship Finance International, Ltd.                       271,698    3,695,093
#   SM Energy Co.                                        1,403,229   24,402,152
#*  SRC Energy, Inc.                                     1,460,708   12,430,625
#*  Superior Energy Services, Inc.                       2,042,688   21,979,323
#   Teekay Corp.                                            43,011      421,508
#   Teekay Tankers, Ltd. Class A                           777,066    1,398,719
#*  Tesco Corp.                                            577,124    2,654,770
#*  TETRA Technologies, Inc.                               202,719      569,640
#*  Transocean, Ltd.                                     4,853,043   41,978,822
#*  Unit Corp.                                             559,645   10,062,417
#*  Uranium Resources, Inc.                                 48,020       70,589
#   US Silica Holdings, Inc.                               111,758    3,255,511
#*  Vaalco Energy, Inc.                                    102,601       94,085
#*  Whiting Petroleum Corp.                              1,541,173    8,091,158
*   Willbros Group, Inc.                                   429,337      875,847
    World Fuel Services Corp.                              195,753    6,330,652
                                                                   ------------
Total Energy                                                        876,738,857
                                                                   ------------
Financials -- (21.3%)
    1st Constitution Bancorp                                 1,062       18,213
    1st Source Corp.                                       153,681    7,545,737
    A-Mark Precious Metals, Inc.                            27,714      417,650
#*  Allegiance Bancshares, Inc.                              4,290      161,090
*   Ambac Financial Group, Inc.                            252,781    5,164,316
#   American Equity Investment Life Holding Co.            615,881   16,493,293
    American Financial Group, Inc.                         144,065   14,608,191
#   American National Bankshares, Inc.                      33,911    1,280,140
#   American National Insurance Co.                         80,195    9,543,205
    American River Bankshares                               10,872      151,664
    AmeriServ Financial, Inc.                              100,748      397,955
#   Amtrust Financial Services, Inc.                       156,755    2,508,080
*   Anchor Bancorp, Inc.                                     1,550       39,331
    Argo Group International Holdings, Ltd.                200,412   12,014,699

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Arrow Financial Corp.                                    23,760 $   774,576
    Aspen Insurance Holdings, Ltd.                          480,007  23,424,342
    Associated Banc-Corp                                  1,420,385  34,018,221
    Assurant, Inc.                                          583,134  61,386,516
    Assured Guaranty, Ltd.                                1,438,096  64,728,701
*   Asta Funding, Inc.                                        7,105      52,044
    Astoria Financial Corp.                                 743,885  15,011,599
    Atlantic American Corp.                                     864       3,110
#*  Atlantic Capital Bancshares, Inc.                         7,396     142,743
#*  Atlantic Coast Financial Corp.                            7,633      60,682
*   Atlanticus Holdings Corp.                                64,328     158,890
*   Atlas Financial Holdings, Inc.                           27,112     418,880
    Auburn National Bancorporation, Inc.                        692      25,611
    Axis Capital Holdings, Ltd.                             898,734  58,040,242
#   Baldwin & Lyons, Inc. Class A                               453      10,555
    Baldwin & Lyons, Inc. Class B                            29,551     691,493
#   Banc of California, Inc.                                234,771   4,824,544
    BancFirst Corp.                                          49,085   5,239,824
#   Bancorp of New Jersey, Inc.                                 525       9,054
*   Bancorp, Inc. (The)                                     504,917   3,913,107
#   BancorpSouth, Inc.                                      474,057  14,245,413
    Bank Mutual Corp.                                       296,605   2,951,220
    Bank of Commerce Holdings                                22,381     231,643
    Bank of Marin Bancorp                                     9,727     648,305
    BankFinancial Corp.                                     116,939   1,751,746
    BankUnited, Inc.                                          6,602     227,241
    Banner Corp.                                            159,219   9,198,082
    Bar Harbor Bankshares                                     2,471      68,916
#   BCB Bancorp, Inc.                                        15,639     234,585
    Bear State Financial, Inc.                                6,812      63,215
#   Beneficial Bancorp, Inc.                                441,708   6,890,645
    Berkshire Hills Bancorp, Inc.                           322,805  11,992,206
#   Blue Hills Bancorp, Inc.                                 24,331     461,072
    BOK Financial Corp.                                     184,118  15,662,918
    Boston Private Financial Holdings, Inc.                 820,550  12,595,442
#   Bridge Bancorp, Inc.                                     60,977   1,981,753
    Brookline Bancorp, Inc.                                 480,095   7,129,411
#   Bryn Mawr Bank Corp.                                    134,004   5,688,470
#*  BSB Bancorp, Inc.                                         6,207     183,417
    C&F Financial Corp.                                       9,116     453,977
#   California First National Bancorp                         4,450      74,093
#   Camden National Corp.                                    54,264   2,279,088
    Canadian Imperial Bank of Commerce                       35,045   3,043,308
    Capital Bank Financial Corp. Class A                    203,189   7,721,182
    Capital City Bank Group, Inc.                            71,468   1,526,556
#   Capitol Federal Financial, Inc.                       1,537,474  21,924,379
#   Carolina Financial Corp.                                  9,719     326,947
#   CenterState Banks, Inc.                                 105,035   2,624,825
    Central Pacific Financial Corp.                         206,075   6,373,900
#   Central Valley Community Bancorp                          1,318      28,970
#   Century Bancorp, Inc. Class A                             6,687     446,023
    Charter Financial Corp.                                   9,659     173,669
    Chemical Financial Corp.                                444,747  21,432,358

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Chemung Financial Corp.                                     681 $    27,581
#   Citizens & Northern Corp.                                14,046     324,182
    Citizens Community Bancorp, Inc.                          6,617      92,307
    Citizens Holding Co.                                      1,603      39,514
#*  Citizens, Inc.                                           90,495     728,485
#   City Holding Co.                                         46,390   3,044,576
#   Clifton Bancorp, Inc.                                   104,034   1,736,327
    CNB Financial Corp.                                      48,079   1,267,362
    CNO Financial Group, Inc.                             1,174,038  26,861,989
    CoBiz Financial, Inc.                                       277       4,875
    Codorus Valley Bancorp, Inc.                              5,571     155,765
#   Columbia Banking System, Inc.                           527,499  21,015,560
#   Community Bank System, Inc.                             323,227  17,745,162
*   Community Bankers Trust Corp.                             1,500      12,900
    Community Trust Bancorp, Inc.                            99,035   4,278,312
    Community West Bancshares                                 5,040      52,164
#   ConnectOne Bancorp, Inc.                                153,585   3,455,663
*   Consumer Portfolio Services, Inc.                       177,797     730,746
#*  Cowen, Inc.                                             123,121   1,969,936
*   CU Bancorp                                               14,609     539,072
#*  Customers Bancorp, Inc.                                 294,023   8,776,587
    Dime Community Bancshares, Inc.                         351,281   7,306,645
    Donegal Group, Inc. Class A                             113,163   1,706,498
    Eagle Bancorp Montana, Inc.                                 600      10,950
    EMC Insurance Group, Inc.                                95,526   2,646,070
    Employers Holdings, Inc.                                250,590  10,863,076
#*  Encore Capital Group, Inc.                              152,125   6,100,213
*   Enova International, Inc.                               268,453   3,892,569
#*  Enstar Group, Ltd.                                       38,707   7,842,038
#   Enterprise Bancorp, Inc.                                 15,057     508,776
    Enterprise Financial Services Corp.                       7,873     311,377
*   Equity Bancshares, Inc. Class A                           1,236      42,729
#   ESSA Bancorp, Inc.                                       34,394     507,312
#   Evans Bancorp, Inc.                                         615      25,061
#*  Ezcorp, Inc. Class A                                    435,413   3,396,221
    Fairfax Financial Holdings, Ltd.                         28,133  13,398,364
    Farmers Capital Bank Corp.                               26,981   1,013,137
#   Farmers National Banc Corp.                              54,136     744,370
#   FBL Financial Group, Inc. Class A                       143,490   9,742,971
#*  FCB Financial Holdings, Inc. Class A                    131,910   6,219,557
    Federal Agricultural Mortgage Corp. Class A                 300      20,100
    Federal Agricultural Mortgage Corp. Class C              65,632   4,499,730
    Federated National Holding Co.                          103,569   1,648,818
#   Fidelity & Guaranty Life                                 35,572   1,108,068
#   Fidelity Southern Corp.                                 199,121   4,193,488
    Financial Institutions, Inc.                             84,851   2,494,619
*   First Acceptance Corp.                                   86,504      77,854
#   First American Financial Corp.                          434,037  21,011,731
#*  First BanCorp(318672706)                                959,485   5,622,582
#   First Bancorp(318910106)                                109,943   3,441,216
#   First Bancorp, Inc.                                      49,464   1,332,560
#   First Bancshares, Inc. (The)                              4,983     138,278
#   First Bank                                                5,182      66,589

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    First Busey Corp.                                       141,739 $ 4,144,448
#   First Business Financial Services, Inc.                  13,636     289,901
#   First Citizens BancShares, Inc. Class A                  28,602  10,526,108
    First Commonwealth Financial Corp.                      533,796   6,955,362
    First Community Bancshares, Inc.                         79,076   2,152,449
    First Connecticut Bancorp, Inc.                          30,447     779,443
    First Defiance Financial Corp.                           54,635   2,827,361
#   First Financial Bancorp                                 473,553  12,122,957
    First Financial Corp.                                    42,280   1,946,994
    First Financial Northwest, Inc.                          82,945   1,361,127
#*  First Foundation, Inc.                                   43,643     756,770
    First Internet Bancorp                                    4,357     143,563
    First Interstate Bancsystem, Inc. Class A               290,033  10,600,706
    First Merchants Corp.                                   250,626  10,135,315
    First Mid-Illinois Bancshares, Inc.                         824      30,150
    First Midwest Bancorp, Inc.                             810,477  18,000,694
    First of Long Island Corp. (The)                          2,178      60,875
#   First South Bancorp, Inc.                                 6,484     111,590
*   First United Corp.                                        6,534      98,663
    FirstCash, Inc.                                         172,336  10,021,338
#*  Flagstar Bancorp, Inc.                                  352,076  11,463,595
    Flushing Financial Corp.                                183,431   5,233,286
    FNB Corp.                                             1,607,258  22,019,435
*   FNFV Group                                               34,538     595,781
#*  Franklin Financial Network, Inc.                         20,025     691,864
#   Fulton Financial Corp.                                1,680,278  30,665,073
#   Gain Capital Holdings, Inc.                             249,995   1,677,466
*   Genworth Financial, Inc. Class A                        548,416   1,881,067
#   German American Bancorp, Inc.                            37,669   1,349,680
*   Global Indemnity, Ltd.                                   84,728   3,284,057
    Great Southern Bancorp, Inc.                             79,151   4,111,894
#   Great Western Bancorp, Inc.                             262,600  10,244,026
#*  Green Bancorp, Inc.                                      45,967   1,031,959
#*  Green Dot Corp. Class A                                 435,527  17,525,606
#*  Greenlight Capital Re, Ltd. Class A                     278,121   5,951,789
#   Guaranty Bancorp                                         63,559   1,693,847
    Guaranty Federal Bancshares, Inc.                           348       7,482
*   Hallmark Financial Services, Inc.                       118,607   1,334,329
    Hancock Holding Co.                                     734,361  33,780,606
#   Hanmi Financial Corp.                                   305,470   8,751,715
    Hanover Insurance Group, Inc. (The)                     321,847  30,530,406
    Hawthorn Bancshares, Inc.                                   625      12,703
#   HCI Group, Inc.                                         127,516   5,749,696
    Heartland Financial USA, Inc.                           111,364   5,245,244
    Heritage Commerce Corp.                                 157,574   2,188,703
    Heritage Financial Corp.                                110,216   2,997,875
#   Heritage Insurance Holdings, Inc.                        89,050   1,122,921
    Hilltop Holdings, Inc.                                  734,484  18,384,135
*   HMN Financial, Inc.                                       4,634      83,412
    Home Bancorp, Inc.                                       12,610     510,957
#*  HomeStreet, Inc.                                        243,291   6,386,389
*   HomeTrust Bancshares, Inc.                               49,038   1,184,268
    Hope Bancorp, Inc.                                    1,476,845  26,036,777

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    HopFed Bancorp, Inc.                                     12,370 $   180,355
#   Horace Mann Educators Corp.                             205,507   7,583,208
#   Horizon Bancorp                                          87,679   2,312,095
*   Howard Bancorp, Inc.                                      3,976      78,128
    Iberiabank Corp.                                        442,338  35,763,027
    Independent Bank Corp.(453836108)                       205,709  14,677,337
    Independent Bank Corp.(453838609)                        24,000     508,800
    Independent Bank Group, Inc.                             42,983   2,594,024
    Infinity Property & Casualty Corp.                       14,000   1,400,700
    International Bancshares Corp.                          630,400  22,316,160
*   INTL. FCStone, Inc.                                     104,937   4,106,185
    Investar Holding Corp.                                      532      12,050
    Investment Technology Group, Inc.                       269,043   5,937,779
#   Investors Bancorp, Inc.                               3,494,999  46,413,587
#   Investors Title Co.                                       6,949   1,226,637
    James River Group Holdings, Ltd.                         21,488     862,958
#*  Janus Henderson Group P.L.C.                            354,298  11,865,440
    Kearny Financial Corp.                                  230,913   3,371,330
#   Kemper Corp.                                            366,951  14,402,827
    Kentucky First Federal Bancorp                            2,420      23,716
#   Lake Shore Bancorp, Inc.                                    406       6,415
#   Lakeland Bancorp, Inc.                                  208,626   4,036,913
    Landmark Bancorp, Inc.                                    1,235      36,618
    LCNB Corp.                                                1,207      24,200
#   LegacyTexas Financial Group, Inc.                       320,384  12,405,268
#   Legg Mason, Inc.                                      1,005,115  40,214,651
    Macatawa Bank Corp.                                     187,925   1,813,476
    Mackinac Financial Corp.                                 27,138     394,587
#   Maiden Holdings, Ltd.                                   636,212   7,061,953
    MainSource Financial Group, Inc.                        162,600   5,681,244
#*  Malvern Bancorp, Inc.                                       500      12,400
    Marlin Business Services Corp.                           72,754   1,891,604
    MB Financial, Inc.                                      441,627  18,062,544
#*  MBIA, Inc.                                              868,994   8,837,669
    MBT Financial Corp.                                      87,637     841,315
    Mercantile Bank Corp.                                    69,256   2,203,726
    Meridian Bancorp, Inc.                                  279,447   4,932,240
    Meta Financial Group, Inc.                               41,153   2,934,209
    Mid Penn Bancorp, Inc.                                      106       2,862
    Midland States Bancorp, Inc.                              6,483     205,900
    MidSouth Bancorp, Inc.                                   41,103     462,409
#   MidWestOne Financial Group, Inc.                         11,238     386,812
#   MutualFirst Financial, Inc.                              13,549     472,860
    National Bank Holdings Corp. Class A                    216,343   7,383,787
#*  National Commerce Corp.                                  12,518     501,972
    National General Holdings Corp.                         182,301   3,866,604
    National Security Group, Inc. (The)                       2,423      33,062
#   National Western Life Group, Inc. Class A                11,578   3,897,039
#*  Nationstar Mortgage Holdings, Inc.                       49,972     891,001
    Navient Corp.                                         2,556,220  37,704,245
    Navigators Group, Inc. (The)                            154,109   8,784,213
#   NBT Bancorp, Inc.                                       289,370  10,457,832
#   Nelnet, Inc. Class A                                    242,067  11,883,069

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                        787,575 $10,340,860
    NewStar Financial, Inc.                                 264,230   2,890,676
*   Nicholas Financial, Inc.                                 44,982     395,842
#*  Nicolet Bankshares, Inc.                                  1,710      92,631
*   NMI Holdings, Inc. Class A                              261,698   3,088,036
    Northeast Bancorp                                         5,243     112,725
    Northeast Community Bancorp, Inc.                         9,687      88,152
#   Northfield Bancorp, Inc.                                370,014   6,212,535
    Northrim BanCorp, Inc.                                   45,145   1,315,977
#   Northwest Bancshares, Inc.                              930,473  14,980,615
#   Norwood Financial Corp.                                     368      15,765
#   OceanFirst Financial Corp.                               16,346     442,650
#*  Ocwen Financial Corp.                                   721,335   2,070,231
    OFG Bancorp                                             323,058   3,246,733
#   Ohio Valley Banc Corp.                                    2,740      92,749
#   Old Line Bancshares, Inc.                                15,492     419,523
    Old National Bancorp                                  1,535,369  25,026,515
    Old Republic International Corp.                      1,900,386  37,285,573
#   Old Second Bancorp, Inc.                                 80,497     953,889
*   On Deck Capital, Inc.                                   107,402     461,829
    OneBeacon Insurance Group, Ltd. Class A                 168,978   3,095,677
#*  OneMain Holdings, Inc.                                  120,589   3,224,550
    Oppenheimer Holdings, Inc. Class A                       37,059     583,679
#   Opus Bank                                               143,975   3,426,605
#   Oritani Financial Corp.                                 411,244   6,826,650
    Orrstown Financial Services, Inc.                           573      14,325
    Pacific Continental Corp.                                74,161   1,883,689
*   Pacific Premier Bancorp, Inc.                            15,565     558,784
#   PacWest Bancorp                                       1,146,079  55,034,714
    Park Sterling Corp.                                     285,153   3,313,478
    Peapack Gladstone Financial Corp.                        81,567   2,550,600
    Penns Woods Bancorp, Inc.                                 7,848     336,287
#   People's United Financial, Inc.                       3,888,800  67,820,672
#   People's Utah Bancorp                                     6,247     173,667
#   Peoples Bancorp of North Carolina, Inc.                   2,810      88,852
    Peoples Bancorp, Inc.                                   115,356   3,760,606
#   Peoples Financial Services Corp.                          1,269      54,275
*   PHH Corp.                                               720,516   9,928,710
    Pinnacle Financial Partners, Inc.                        50,859   3,249,890
    Piper Jaffray Cos.                                       60,533   3,777,259
    Popular, Inc.                                           716,608  30,197,861
#*  PRA Group, Inc.                                         136,359   5,345,273
#   Premier Financial Bancorp, Inc.                          31,035     589,665
#   Prosperity Bancshares, Inc.                             634,038  40,641,836
    Provident Financial Holdings, Inc.                       42,950     816,050
    Provident Financial Services, Inc.                      428,518  11,364,297
    Prudential Bancorp, Inc.                                  5,316      91,276
    QCR Holdings, Inc.                                       21,080     968,626
#*  Regional Management Corp.                                79,980   1,918,720
    Reinsurance Group of America, Inc.                      318,824  44,699,125
#   RenaissanceRe Holdings, Ltd.                            423,464  62,211,096
#   Renasant Corp.                                          331,545  14,054,193

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Republic Bancorp, Inc. Class A                           38,854 $ 1,394,859
    Riverview Bancorp, Inc.                                  83,566     634,266
    S&T Bancorp, Inc.                                       207,702   7,867,752
#*  Safeguard Scientifics, Inc.                              85,003   1,011,536
    Safety Insurance Group, Inc.                            141,647  10,049,855
#   Sandy Spring Bancorp, Inc.                              142,579   5,708,863
#*  Santander Consumer USA Holdings, Inc.                   640,400   8,203,524
*   Seacoast Banking Corp. of Florida                       199,197   4,655,234
*   Security National Financial Corp. Class A                25,732     163,398
*   Select Bancorp, Inc.                                        700       8,288
#   Selective Insurance Group, Inc.                         374,870  18,987,165
    Shore Bancshares, Inc.                                   15,404     260,174
#   SI Financial Group, Inc.                                 12,534     193,650
    Sierra Bancorp                                           64,335   1,762,779
#   Simmons First National Corp. Class A                    154,010   8,401,246
#   South State Corp.                                       159,234  13,335,847
*   Southern First Bancshares, Inc.                           1,434      52,843
    Southern Missouri Bancorp, Inc.                           8,118     263,104
    Southern National Bancorp of Virginia, Inc.               8,366     141,553
#   Southside Bancshares, Inc.                              135,276   4,698,135
    Southwest Bancorp, Inc.                                 116,316   3,035,848
    Southwest Georgia Financial Corp.                         2,355      46,394
#   State Auto Financial Corp.                              154,413   3,982,311
    State Bank Financial Corp.                              162,738   4,467,158
#   Stewart Information Services Corp.                      188,048   7,390,286
#*  Stifel Financial Corp.                                  290,082  14,750,670
    Stonegate Bank                                           82,321   3,832,043
#   Summit Financial Group, Inc.                              2,750      59,923
    Summit State Bank                                         3,401      44,213
    Sun Bancorp, Inc.                                        87,471   2,129,919
*   Sunshine Bancorp, Inc.                                      700      15,995
    TCF Financial Corp.                                   1,650,870  26,017,711
    Territorial Bancorp, Inc.                                35,762   1,077,509
*   TheStreet, Inc.                                           8,641       6,524
*   Third Point Reinsurance, Ltd.                            85,446   1,243,239
    Timberland Bancorp, Inc.                                 13,286     358,191
    Tiptree, Inc.                                           229,094   1,569,294
#   Towne Bank                                              352,454  11,031,810
    Trico Bancshares                                        148,301   5,472,307
#*  TriState Capital Holdings, Inc.                         145,057   3,336,311
*   Triumph Bancorp, Inc.                                    18,578     527,615
    TrustCo Bank Corp. NY                                   809,585   6,719,556
#   Trustmark Corp.                                         847,310  27,080,028
#   Two River Bancorp                                         2,052      37,511
    Umpqua Holdings Corp.                                 2,496,330  46,281,958
#   Union Bankshares Corp.                                  309,195   9,551,034
    United Bancshares, Inc.                                     466      10,438
    United Bankshares, Inc.                                 483,384  16,676,748
    United Community Bancorp                                  1,645      31,420
#   United Community Banks, Inc.                            527,885  14,654,088
    United Community Financial Corp.                        214,269   1,971,275
    United Financial Bancorp, Inc.                          346,203   6,262,812
    United Fire Group, Inc.                                 137,428   6,200,751

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Security Bancshares                             2,290 $       21,526
#   Unity Bancorp, Inc.                                   21,700        401,450
#   Univest Corp. of Pennsylvania                         99,207      3,025,814
    Validus Holdings, Ltd.                               785,385     42,245,859
#   Valley National Bancorp                            1,927,291     22,896,217
#*  Veritex Holdings, Inc.                                44,345      1,181,794
#   Virtus Investment Partners, Inc.                      64,684      7,619,775
#   Waddell & Reed Financial, Inc. Class A               261,643      5,408,161
#*  Walker & Dunlop, Inc.                                291,506     14,648,176
    Washington Federal, Inc.                             683,710     22,870,099
    Washington Trust Bancorp, Inc.                         4,769        259,672
    WashingtonFirst Bankshares, Inc.                       5,922        202,769
    Waterstone Financial, Inc.                           154,019      2,903,258
    Wayne Savings Bancshares, Inc.                           520          9,048
#   Webster Financial Corp.                              267,523     13,892,469
    WesBanco, Inc.                                       300,898     11,503,331
    West Bancorporation, Inc.                             17,214        395,922
    Western New England Bancorp, Inc.                    170,757      1,699,032
    White Mountains Insurance Group, Ltd.                 13,416     11,599,474
    Wintrust Financial Corp.                             298,570     22,485,307
*   World Acceptance Corp.                                45,423      3,432,616
#   WR Berkley Corp.                                     212,149     14,631,917
#   WSFS Financial Corp.                                 140,606      6,348,361
    WVS Financial Corp.                                      111          1,782
#*  Xenith Bankshares, Inc.                                1,321         37,226
#   Zions Bancorporation                                 273,194     12,381,152
                                                                 --------------
Total Financials                                                  2,477,364,465
                                                                 --------------
Health Care -- (5.1%)
#*  AAC Holdings, Inc.                                     9,197         57,665
#*  Acadia Healthcare Co., Inc.                          422,367     22,355,885
#   Aceto Corp.                                          201,315      3,398,197
#*  Achillion Pharmaceuticals, Inc.                      464,576      1,904,762
#*  Acorda Therapeutics, Inc.                            560,467     12,134,111
*   Addus HomeCare Corp.                                 156,985      5,329,641
*   Adverum Biotechnologies, Inc.                         61,979        158,046
#*  Albany Molecular Research, Inc.                      132,273      2,875,615
#*  Alere, Inc.                                          361,163     18,199,004
#*  Allied Healthcare Products, Inc.                       1,298          2,726
#*  Allscripts Healthcare Solutions, Inc.              1,155,297     14,221,706
#*  Almost Family, Inc.                                  145,304      7,185,283
#*  Alpine Immune Sciences, Inc.                           5,444         47,851
#*  AMAG Pharmaceuticals, Inc.                            22,060        433,479
*   American Shared Hospital Services                      4,548         17,055
#*  Amphastar Pharmaceuticals, Inc.                      221,940      3,835,123
    Analogic Corp.                                       138,895      9,750,429
*   AngioDynamics, Inc.                                  233,935      3,801,444
#*  ANI Pharmaceuticals, Inc.                             11,603        565,414
#*  Anika Therapeutics, Inc.                              71,697      3,668,019
*   Applied Genetic Technologies Corp.                    17,131         81,372
#*  Aptevo Therapeutics, Inc.                            208,476        383,596
*   Ardelyx, Inc.                                         62,888        327,018
#*  Brookdale Senior Living, Inc.                      1,301,776     18,485,219

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
*   Cascadian Therapeutics, Inc.                              6,839 $    27,972
*   Catalyst Biosciences, Inc.                               34,744     143,493
#*  Celldex Therapeutics, Inc.                               82,207     188,254
*   Cempra, Inc.                                            195,739     782,956
#*  Chimerix, Inc.                                          281,670   1,399,900
#*  CombiMatrix Corp.                                         5,427      27,406
#*  Community Health Systems, Inc.                          638,620   4,566,133
#   CONMED Corp.                                            183,392   9,411,677
#*  Cross Country Healthcare, Inc.                          213,621   2,512,183
#*  CryoLife, Inc.                                          339,190   6,359,812
#*  Cumberland Pharmaceuticals, Inc.                         98,627     662,773
*   Cutera, Inc.                                             27,853     725,571
#*  Depomed, Inc.                                           471,467   4,860,825
    Digirad Corp.                                            92,373     378,729
#*  Diplomat Pharmacy, Inc.                                  43,002     682,442
#*  Electromed, Inc.                                         35,706     219,949
#*  Emergent BioSolutions, Inc.                             394,678  14,354,439
#*  Endo International P.L.C.                             2,061,913  22,722,281
#*  Endocyte, Inc.                                            5,100       7,242
#   Ensign Group, Inc. (The)                                177,795   3,977,274
#*  Envision Healthcare Corp.                               546,702  30,850,394
#*  Esperion Therapeutics, Inc.                              25,994   1,177,268
*   Exactech, Inc.                                           70,260   2,048,079
*   Five Star Senior Living, Inc.                            77,642     124,227
*   FONAR Corp.                                               8,779     225,620
*   Haemonetics Corp.                                       425,101  17,484,404
#*  Halyard Health, Inc.                                    439,174  17,663,578
#*  Hanger, Inc.                                             58,363     677,011
*   Harvard Bioscience, Inc.                                187,929     526,201
*   HealthStream, Inc.                                       56,666   1,338,451
*   HMS Holdings Corp.                                      523,685  10,515,595
#*  Horizon Pharma P.L.C.                                 1,155,048  13,837,475
*   Infinity Pharmaceuticals, Inc.                          122,848     175,673
#*  InfuSystem Holdings, Inc.                                17,749      32,836
#*  Inovalon Holdings, Inc. Class A                          43,659     554,469
*   Integer Holdings Corp.                                  238,100  10,904,980
#*  Intra-Cellular Therapies, Inc.                          155,932   1,804,133
#   Invacare Corp.                                          325,962   5,101,305
#*  Juniper Pharmaceuticals, Inc.                             1,600       7,920
    Kewaunee Scientific Corp.                                 9,303     235,366
*   Kindred Biosciences, Inc.                               197,719   1,443,349
#   Kindred Healthcare, Inc.                              1,162,440  10,403,838
#*  LHC Group, Inc.                                         181,374  10,501,555
*   LifePoint Health, Inc.                                  394,156  23,412,866
*   LivaNova P.L.C.                                         212,991  12,979,672
#   Luminex Corp.                                           301,496   6,159,563
*   Magellan Health, Inc.                                   197,612  14,731,975
#*  Mallinckrodt P.L.C.                                     715,480  32,768,984
#*  MediciNova, Inc.                                          2,864      14,921
*   Merit Medical Systems, Inc.                             455,000  18,655,000
*   Micron Solutions, Inc.                                      600       2,376
#*  Mirati Therapeutics, Inc.                                14,600      73,000
#*  Misonix, Inc.                                             4,641      39,449

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Molina Healthcare, Inc.                                427,840 $ 28,579,712
#*  Myriad Genetics, Inc.                                  137,278    3,331,737
    National HealthCare Corp.                               36,599    2,385,157
#*  Natus Medical, Inc.                                    143,001    5,033,635
*   Neurotrope, Inc.                                         4,758       22,077
#*  NewLink Genetics Corp.                                  10,510       75,882
*   Novus Therapeutics, Inc.                                   416        1,668
*   Nuvectra Corp.                                         122,126    1,423,989
#*  Opko Health, Inc.                                       55,700      359,265
#*  OraSure Technologies, Inc.                              70,065    1,228,940
#*  Orthofix International NV                               85,474    3,707,862
#   Owens & Minor, Inc.                                    598,068   19,275,732
#*  Pain Therapeutics, Inc.                                 17,455       59,522
#   Patterson Cos., Inc.                                     9,544      398,176
#   PDL BioPharma, Inc.                                    345,372      783,994
#*  Pfenex, Inc.                                            21,021       91,441
*   PharMerica Corp.                                       198,980    5,004,347
#*  Prestige Brands Holdings, Inc.                         103,078    5,528,073
#*  Proteostasis Therapeutics, Inc.                          5,757       16,350
*   Providence Service Corp. (The)                         161,723    8,335,203
#*  Quorum Health Corp.                                    239,071      815,232
*   Regulus Therapeutics, Inc.                               8,677        9,111
*   RTI Surgical, Inc.                                     366,932    2,091,512
#*  SciClone Pharmaceuticals, Inc.                         467,095    5,114,690
#*  SeaSpine Holdings Corp.                                 63,749      719,089
*   Select Medical Holdings Corp.                          937,045   15,180,129
#*  Sucampo Pharmaceuticals, Inc. Class A                  119,543    1,297,042
*   Surmodics, Inc.                                          2,529       66,513
#*  Taro Pharmaceutical Industries, Ltd.                    20,315    2,322,614
#*  Tetraphase Pharmaceuticals, Inc.                        66,273      433,425
#*  Tivity Health, Inc.                                    240,871    9,550,535
*   Tonix Pharmaceuticals Holding Corp.                      7,200       28,296
#*  Triple-S Management Corp. Class B                      122,302    1,893,235
#*  United Therapeutics Corp.                               71,597    9,193,055
#*  Verastem, Inc.                                          43,860      159,212
#*  Vical, Inc.                                              4,309       11,246
#*  Vital Therapies, Inc.                                    8,918       24,079
*   VWR Corp.                                              139,916    4,617,228
*   WellCare Health Plans, Inc.                              3,711      656,810
*   Zafgen, Inc.                                           113,180      382,548
                                                                   ------------
Total Health Care                                                   589,909,867
                                                                   ------------
Industrials -- (17.6%)
    AAR Corp.                                              207,657    7,766,372
    ABM Industries, Inc.                                   545,900   24,358,058
#*  Acacia Research Corp.                                  180,255      621,880
*   ACCO Brands Corp.                                      809,190    9,427,063
    Acme United Corp.                                       17,792      492,305
#   Actuant Corp. Class A                                  437,532   10,588,274
#*  AECOM                                                1,375,708   43,885,085
*   Aegion Corp.                                           188,383    4,509,889
#*  AeroCentury Corp.                                          782       10,010
#*  Aerovironment, Inc.                                    130,528    4,932,653

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   AGCO Corp.                                              929,613 $67,062,282
#   Air Lease Corp.                                       1,043,146  41,287,719
*   Air Transport Services Group, Inc.                      424,950  10,351,782
#   Aircastle, Ltd.                                         444,984  10,474,923
#   Alamo Group, Inc.                                        63,831   5,936,921
#   Albany International Corp. Class A                      209,231  11,193,858
    Allied Motion Technologies, Inc.                         15,980     472,848
*   Alpha PRO Tech, Ltd.                                     15,140      52,233
#   AMERCO                                                   73,919  28,721,967
*   Ameresco, Inc. Class A                                   50,452     330,461
#   American Railcar Industries, Inc.                       121,307   4,460,458
#*  American Superconductor Corp.                            28,993      92,488
*   AMREP Corp.                                               7,243      49,832
*   ARC Document Solutions, Inc.                            331,230   1,146,056
#   ArcBest Corp.                                           169,852   4,721,886
#   Argan, Inc.                                              23,533   1,516,702
#*  Armstrong Flooring, Inc.                                 87,595   1,520,649
#*  Arotech Corp.                                            58,638     211,097
    Astec Industries, Inc.                                  219,521  11,035,321
*   Astronics Corp.                                          19,160     560,430
#*  Atlas Air Worldwide Holdings, Inc.                      182,606  10,846,796
*   Avalon Holdings Corp. Class A                             1,925       4,370
#   AZZ, Inc.                                                 9,767     495,187
#*  Babcock & Wilcox Enterprises, Inc.                      517,910   5,438,055
    Barnes Group, Inc.                                      370,463  22,294,463
*   Beacon Roofing Supply, Inc.                             203,549   9,349,006
#*  BMC Stock Holdings, Inc.                                145,204   3,194,488
    Brady Corp. Class A                                     218,221   7,244,937
    Briggs & Stratton Corp.                                 259,610   6,080,066
*   Broadwind Energy, Inc.                                    9,465      41,835
*   CAI International, Inc.                                 123,447   3,238,015
    Carlisle Cos., Inc.                                      10,000     975,900
*   CBIZ, Inc.                                              384,846   5,714,963
*   CDI Corp.                                               165,069   1,361,819
#   CECO Environmental Corp.                                191,316   1,848,113
#   Celadon Group, Inc.                                     201,034     914,705
#*  Chart Industries, Inc.                                  409,149  13,911,066
#   Chicago Bridge & Iron Co. NV                            228,952   4,290,560
    Chicago Rivet & Machine Co.                               2,571      94,459
#   CIRCOR International, Inc.                              158,415   7,930,255
*   Civeo Corp.                                             419,204     809,064
#*  Clean Harbors, Inc.                                     302,781  17,197,961
*   Colfax Corp.                                            919,847  37,971,284
    Columbus McKinnon Corp.                                 165,275   4,264,095
*   Commercial Vehicle Group, Inc.                          176,998   1,554,042
#   CompX International, Inc.                                 5,019      72,776
*   Continental Building Products, Inc.                         451       9,922
*   Continental Materials Corp.                                 125       2,788
    Copa Holdings SA Class A                                197,000  24,715,620
    Costamare, Inc.                                          14,458      92,965
*   Covenant Transportation Group, Inc. Class A              98,491   1,846,706
#*  CPI Aerostructures, Inc.                                 70,684     671,498
    CRA International, Inc.                                  60,301   2,340,282

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   CSW Industrials, Inc.                                    43,299 $ 1,690,826
#   Cubic Corp.                                             177,359   8,451,156
    Curtiss-Wright Corp.                                    248,602  23,970,205
*   DigitalGlobe, Inc.                                      451,380  15,753,162
    DMC Global, Inc.                                         67,984     944,978
    Douglas Dynamics, Inc.                                  119,163   3,789,383
*   Ducommun, Inc.                                           76,302   2,209,706
*   DXP Enterprises, Inc.                                    94,649   2,706,015
#*  Eagle Bulk Shipping, Inc.                                14,502      62,794
    Eastern Co. (The)                                        21,541     626,843
#*  Echo Global Logistics, Inc.                             200,358   2,734,887
    Ecology and Environment, Inc. Class A                     8,425     105,312
    EMCOR Group, Inc.                                       247,059  16,676,482
    Encore Wire Corp.                                       135,098   6,025,371
    EnerSys                                                 186,117  13,450,676
*   Engility Holdings, Inc.                                 146,986   4,287,582
#   Ennis, Inc.                                             155,495   2,993,279
    ESCO Technologies, Inc.                                 186,058  11,479,779
    Espey Manufacturing & Electronics Corp.                   7,809     175,468
#   Essendant, Inc.                                         300,701   3,752,748
#*  Esterline Technologies Corp.                            155,680  15,023,120
    Federal Signal Corp.                                    694,228  12,843,218
    Fluor Corp.                                             181,789   7,895,096
    Forward Air Corp.                                        47,235   2,448,190
*   Franklin Covey Co.                                      125,447   2,339,587
#   Franklin Electric Co., Inc.                             274,894  11,105,718
    FreightCar America, Inc.                                100,518   1,652,516
*   FTI Consulting, Inc.                                    345,306  11,329,490
*   Fuel Tech, Inc.                                          51,222      44,563
#   GATX Corp.                                              236,325  14,611,975
#*  Genco Shipping & Trading, Ltd.                            1,654      16,838
*   Gencor Industries, Inc.                                  46,719     749,840
#   General Cable Corp.                                     177,296   3,421,813
#*  Genesee & Wyoming, Inc. Class A                         579,330  37,749,143
#*  Gibraltar Industries, Inc.                              229,328   6,845,441
#*  Golden Ocean Group, Ltd.                                 24,258     174,415
*   Goldfield Corp. (The)                                   164,984     841,418
    Gorman-Rupp Co. (The)                                   340,853  10,300,578
*   GP Strategies Corp.                                     110,991   3,179,892
    Graham Corp.                                             42,960     859,630
#   Granite Construction, Inc.                              455,175  22,312,678
*   Great Lakes Dredge & Dock Corp.                         359,406   1,419,654
#   Greenbrier Cos., Inc. (The)                             152,823   6,877,035
#   Griffon Corp.                                           283,676   5,815,358
    Hardinge, Inc.                                           83,031   1,004,675
*   HC2 Holdings, Inc.                                        2,211      13,288
    Heidrick & Struggles International, Inc.                150,261   2,719,724
*   Heritage-Crystal Clean, Inc.                             16,835     316,498
#*  Hertz Global Holdings, Inc.                             639,054   8,735,868
#*  Hill International, Inc.                                208,740   1,054,137
    Houston Wire & Cable Co.                                146,445     842,059
*   Hub Group, Inc. Class A                                 334,218  11,380,123
    Hudson Global, Inc.                                     119,294     159,854

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Hudson Technologies, Inc.                               106,523 $   861,771
    Hurco Cos., Inc.                                         41,642   1,372,104
*   Huron Consulting Group, Inc.                            216,198   7,675,029
#*  Huttig Building Products, Inc.                           36,345     259,140
    Hyster-Yale Materials Handling, Inc.                     91,430   6,478,730
*   ICF International, Inc.                                 140,609   6,362,557
#*  IES Holdings, Inc.                                        5,502      93,534
#*  InnerWorkings, Inc.                                     796,310   9,388,495
*   Innovative Solutions & Support, Inc.                      9,704      38,913
#   Insteel Industries, Inc.                                128,940   3,393,701
*   Intersections, Inc.                                      43,923     192,822
    ITT, Inc.                                               358,464  14,697,024
    Jacobs Engineering Group, Inc.                        1,288,161  67,911,848
*   JetBlue Airways Corp.                                 2,670,322  58,560,161
    Kadant, Inc.                                             37,631   2,937,100
#   Kaman Corp.                                             254,328  13,001,247
#   KBR, Inc.                                             1,083,653  16,168,103
    Kelly Services, Inc. Class A                            205,620   4,579,157
*   Key Technology, Inc.                                     23,834     340,826
#*  KEYW Holding Corp. (The)                                104,356     921,463
#*  Kirby Corp.                                             545,422  33,216,200
#*  KLX, Inc.                                               467,799  24,288,124
    Korn/Ferry International                                436,276  14,593,432
*   Lawson Products, Inc.                                    33,678     776,278
#*  Layne Christensen Co.                                   118,629   1,256,281
#   LB Foster Co. Class A                                    82,237   1,447,371
    LS Starrett Co. (The) Class A                            25,580     204,640
#   LSC Communications, Inc.                                109,859   2,348,785
    LSI Industries, Inc.                                    237,972   1,991,826
#*  Lydall, Inc.                                             65,585   3,246,457
#*  Manitex International, Inc.                               9,272      65,553
#*  Manitowoc Co., Inc. (The)                             1,799,753  10,276,590
#   ManpowerGroup, Inc.                                     345,864  37,059,328
    Marten Transport, Ltd.                                  292,828   4,670,607
#*  MasTec, Inc.                                            629,990  29,105,538
#   Matson, Inc.                                            238,572   6,727,730
    Matthews International Corp. Class A                    211,630  13,872,346
    McGrath RentCorp                                        196,420   6,978,803
#*  Mercury Systems, Inc.                                   334,371  14,682,231
#*  Milacron Holdings Corp.                                   1,524      27,402
    Miller Industries, Inc.                                  66,070   1,724,427
#*  Mistras Group, Inc.                                     163,367   3,291,845
#   Mobile Mini, Inc.                                       339,738  10,463,930
*   Moog, Inc. Class A                                      258,482  19,210,382
#*  MRC Global, Inc.                                         23,218     379,382
    Mueller Industries, Inc.                                317,707  10,007,770
*   MYR Group, Inc.                                         139,729   4,444,779
#   National Presto Industries, Inc.                         19,112   2,161,567
*   Navigant Consulting, Inc.                               318,789   5,397,098
#*  NL Industries, Inc.                                      66,813     521,141
    NN, Inc.                                                207,708   5,753,512
#*  Northwest Pipe Co.                                       96,677   1,460,789
#*  NOW, Inc.                                             1,145,187  18,242,829

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  NV5 Global, Inc.                                         71,258 $ 2,960,770
*   On Assignment, Inc.                                     514,510  25,339,617
    Orbital ATK, Inc.                                       139,801  14,284,866
#*  Orion Energy Systems, Inc.                               75,467      87,542
*   Orion Group Holdings, Inc.                              174,278   1,223,432
    Oshkosh Corp.                                           455,176  31,343,419
    Owens Corning                                         1,025,375  68,751,394
*   PAM Transportation Services, Inc.                        22,997     403,137
    Park-Ohio Holdings Corp.                                 56,137   2,231,446
*   Patriot Transportation Holding, Inc.                      4,683      93,683
*   Pendrell Corp.                                            2,027      14,148
*   Perma-Fix Environmental Services                         15,435      56,338
*   Perma-Pipe International Holdings, Inc.                  27,948     220,789
#   Powell Industries, Inc.                                  69,343   2,208,575
    Preformed Line Products Co.                              21,066   1,026,336
    Primoris Services Corp.                                 326,440   8,134,885
    Quad/Graphics, Inc.                                      20,926     469,998
#   Quanex Building Products Corp.                          295,006   6,342,629
*   Quanta Services, Inc.                                 1,735,638  58,543,070
#*  Radiant Logistics, Inc.                                 270,423   1,170,932
    Raven Industries, Inc.                                  158,826   5,463,614
#*  RBC Bearings, Inc.                                        9,344     965,609
*   RCM Technologies, Inc.                                   41,207     219,221
    Regal Beloit Corp.                                      349,496  29,130,492
#   Resources Connection, Inc.                              296,616   3,959,824
#*  Rexnord Corp.                                            29,671     687,180
*   Roadrunner Transportation Systems, Inc.                 213,905   1,493,057
*   RPX Corp.                                               345,514   4,723,176
*   Rush Enterprises, Inc. Class A                          181,093   7,810,541
*   Rush Enterprises, Inc. Class B                           22,850     929,538
    Ryder System, Inc.                                      540,258  39,309,172
*   Saia, Inc.                                              174,801   9,500,434
*   SIFCO Industries, Inc.                                   16,504     110,577
#   Simpson Manufacturing Co., Inc.                         415,505  18,402,716
    SkyWest, Inc.                                           284,194  10,373,081
*   SP Plus Corp.                                           173,426   5,671,030
    Spartan Motors, Inc.                                    297,302   2,631,123
#*  Spirit Airlines, Inc.                                   370,051  14,376,481
    Standex International Corp.                               2,236     214,544
#   Steelcase, Inc. Class A                                 626,572   8,552,708
*   Sterling Construction Co., Inc.                         223,310   2,853,902
#   Supreme Industries, Inc. Class A                        128,134   1,927,135
#*  Team, Inc.                                              228,717   3,282,089
#*  Teledyne Technologies, Inc.                              15,594   2,126,086
#   Terex Corp.                                             392,208  15,441,229
    Tetra Tech, Inc.                                        563,954  26,759,617
#   Textainer Group Holdings, Ltd.                           30,005     486,081
#*  Thermon Group Holdings, Inc.                            286,054   5,111,785
#   Titan International, Inc.                               664,822   8,476,480
*   Titan Machinery, Inc.                                   130,168   2,323,499
#*  Transcat, Inc.                                            5,948      77,324
*   TriMas Corp.                                            144,133   3,509,639
#   Trinity Industries, Inc.                              1,591,710  43,628,771
    Triton International, Ltd.                              327,414  11,806,549

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#   Triumph Group, Inc.                                  422,516 $   10,816,410
*   TrueBlue, Inc.                                       376,991      9,632,120
#*  Tutor Perini Corp.                                   327,207      8,703,706
#*  Twin Disc, Inc.                                       45,423        768,557
*   Ultralife Corp.                                       92,394        637,519
#   UniFirst Corp.                                        63,388      9,016,943
#*  United Rentals, Inc.                                  87,897     10,456,227
    Universal Forest Products, Inc.                      171,281     14,361,912
#*  USA Truck, Inc.                                       63,385        586,945
#*  USG Corp.                                            411,555     11,128,447
*   Vectrus, Inc.                                         87,968      2,991,792
#*  Veritiv Corp.                                         41,296      1,534,146
#*  Versar, Inc.                                          34,977         40,923
    Viad Corp.                                           155,633      8,334,147
*   Virco Manufacturing Corp.                             19,199        104,635
#*  Volt Information Sciences, Inc.                       59,456        217,014
#   VSE Corp.                                             45,364      2,352,123
#   Wabash National Corp.                                763,300     14,563,764
    Watts Water Technologies, Inc. Class A               172,061     11,080,728
#   Werner Enterprises, Inc.                             705,470     20,917,185
#*  Wesco Aircraft Holdings, Inc.                        455,669      4,944,009
*   WESCO International, Inc.                            491,589     25,193,936
*   Willis Lease Finance Corp.                            12,818        324,039
#*  XPO Logistics, Inc.                                  524,641     31,536,171
                                                                 --------------
Total Industrials                                                 2,055,193,053
                                                                 --------------
Information Technology -- (10.8%)
*   Actua Corp.                                          424,731      5,733,868
*   Acxiom Corp.                                         663,258     17,888,068
*   ADDvantage Technologies Group, Inc.                   11,887         18,068
    ADTRAN, Inc.                                         564,524     13,238,088
*   Agilysys, Inc.                                       129,506      1,302,830
*   Alpha & Omega Semiconductor, Ltd.                    180,741      3,199,116
#*  Amkor Technology, Inc.                             1,839,496     19,075,574
*   Amtech Systems, Inc.                                  85,149        751,866
*   Anixter International, Inc.                          135,734     10,689,052
#*  ARRIS International P.L.C.                         1,092,471     30,545,489
*   Arrow Electronics, Inc.                            1,011,843     82,252,717
    AstroNova, Inc.                                       34,780        479,964
*   Aviat Networks, Inc.                                  21,821        410,453
    Avnet, Inc.                                        1,615,113     61,988,037
    AVX Corp.                                            669,017     11,955,334
*   Aware, Inc.                                          103,474        475,980
*   Axcelis Technologies, Inc.                           274,293      6,089,305
*   AXT, Inc.                                            347,692      3,042,305
#*  Bankrate, Inc.                                       344,120      4,783,268
#   Bel Fuse, Inc. Class A                                 3,065         66,511
#   Bel Fuse, Inc. Class B                                70,056      1,768,914
#   Belden, Inc.                                          77,677      5,588,083
*   Benchmark Electronics, Inc.                          306,321     10,307,702
#   Black Box Corp.                                      200,438      1,583,460
#*  Blackhawk Network Holdings, Inc.                     316,829     13,829,586
#*  Blucora, Inc.                                        302,397      6,773,693

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  BroadVision, Inc.                                        22,469 $    93,246
    Brocade Communications Systems, Inc.                  2,387,644  30,155,944
    Brooks Automation, Inc.                                 408,927  10,043,247
*   BSQUARE Corp.                                           111,894     637,796
*   CACI International, Inc. Class A                        145,937  18,256,719
*   Calix, Inc.                                             439,997   3,013,979
#*  Cars.com, Inc.                                          443,791  10,784,121
*   Clearfield, Inc.                                         29,974     344,701
#   ClearOne, Inc.                                              200       1,960
#*  Coherent, Inc.                                           85,269  22,596,285
    Cohu, Inc.                                              187,666   3,419,275
#   Communications Systems, Inc.                             39,335     169,141
    Computer Task Group, Inc.                               102,060     563,371
    Comtech Telecommunications Corp.                        170,024   3,060,432
#   Concurrent Computer Corp.                                43,478     293,042
#*  Control4 Corp.                                          128,747   2,941,869
#   Convergys Corp.                                         566,403  13,576,680
#*  Cray, Inc.                                              140,098   2,886,019
#*  Cree, Inc.                                            1,186,273  30,736,333
    CSP, Inc.                                                 3,924      40,260
    CTS Corp.                                               186,521   4,103,462
#*  CyberOptics Corp.                                        15,996     263,934
#   Daktronics, Inc.                                        461,206   4,510,595
*   DHI Group, Inc.                                         690,117   1,518,257
*   Digi International, Inc.                                150,986   1,577,804
*   Diodes, Inc.                                            371,281   9,850,085
*   DSP Group, Inc.                                         124,912   1,573,891
*   Echelon Corp.                                             2,023      10,722
*   EchoStar Corp. Class A                                  486,447  29,541,926
*   Edgewater Technology, Inc.                               47,972     340,121
#*  Electro Scientific Industries, Inc.                     303,056   2,621,434
#*  Electronics for Imaging, Inc.                           506,432  24,602,467
    Emcore Corp.                                            164,316   1,906,066
#*  EnerNOC, Inc.                                           176,074   1,346,966
*   Entegris, Inc.                                          536,125  13,992,862
*   ePlus, Inc.                                              95,710   7,742,939
#*  Everi Holdings, Inc.                                    286,006   2,133,605
*   Evolving Systems, Inc.                                    4,622      22,648
*   ExlService Holdings, Inc.                                11,835     681,104
#*  Fabrinet                                                448,918  20,205,799
*   FARO Technologies, Inc.                                 132,347   5,227,707
#*  Finisar Corp.                                           770,219  20,965,361
#*  Fitbit, Inc. Class A                                    225,609   1,164,142
#*  FORM Holdings Corp.                                       5,552       6,329
*   FormFactor, Inc.                                        547,024   7,166,014
*   Frequency Electronics, Inc.                              34,922     300,329
*   GSE Systems, Inc.                                        70,034     196,095
#*  GSI Technology, Inc.                                    111,196     807,283
#*  Harmonic, Inc.                                        1,076,053   4,411,817
*   ID Systems, Inc.                                         45,114     308,129
*   IEC Electronics Corp.                                     4,622      18,164
*   II-VI, Inc.                                             498,818  19,004,966
#*  Inseego Corp.                                            56,226      66,347

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                               219,712 $ 8,902,730
#*  Internap Corp.                                           65,848     250,222
*   inTEST Corp.                                             48,720     423,864
*   Intevac, Inc.                                           102,957   1,168,562
*   IntriCon Corp.                                            8,849      66,368
*   Iteris, Inc.                                             21,052     132,417
    IXYS Corp.                                              256,237   4,458,524
    Jabil, Inc.                                           1,475,340  44,997,870
*   Kemet Corp.                                              42,255     711,997
*   Key Tronic Corp.                                         59,243     430,697
*   Kimball Electronics, Inc.                               164,047   3,190,714
#*  Knowles Corp.                                           486,041   7,363,521
*   Kulicke & Soffa Industries, Inc.                        449,825   9,689,230
*   KVH Industries, Inc.                                    129,284   1,409,196
*   Lantronix, Inc.                                          17,484      38,989
*   Lattice Semiconductor Corp.                             503,687   3,505,662
*   Leaf Group, Ltd.                                        138,494   1,045,630
*   Lightpath Technologies, Inc. Class A                     83,796     216,194
*   Liquidity Services, Inc.                                182,719   1,242,489
    ManTech International Corp. Class A                     199,500   7,924,140
*   Marchex, Inc. Class B                                   263,990     765,571
    Marvell Technology Group, Ltd.                          417,197   6,491,585
#*  Meet Group, Inc.(The)                                   871,377   4,374,313
#   Methode Electronics, Inc.                               263,756  10,484,301
*   Microsemi Corp.                                          15,597     812,292
    MKS Instruments, Inc.                                   385,396  32,238,375
#*  ModusLink Global Solutions, Inc.                        329,635     553,787
    Monotype Imaging Holdings, Inc.                          75,018   1,414,089
#   MTS Systems Corp.                                        45,796   2,413,449
*   Nanometrics, Inc.                                       228,533   6,090,404
*   Napco Security Technologies, Inc.                        44,729     409,270
*   NCI, Inc. Class A                                        38,056     759,217
#*  NeoPhotonics Corp.                                      581,481   4,692,552
*   NETGEAR, Inc.                                           367,723  17,613,932
#*  Netscout Systems, Inc.                                  290,575  10,024,837
    Network-1 Technologies, Inc.                             73,053     314,128
#*  NeuStar, Inc. Class A                                     2,247      75,050
*   Novanta, Inc.                                           115,376   4,257,374
*   Optical Cable Corp.                                      28,064      63,144
#*  OSI Systems, Inc.                                       221,373  17,703,199
#*  PAR Technology Corp.                                     74,307     665,791
#   Park Electrochemical Corp.                              167,897   3,154,785
    PC Connection, Inc.                                     126,060   3,252,348
    PC-Tel, Inc.                                             52,542     373,574
#*  PCM, Inc.                                               104,872   1,297,791
#*  PDF Solutions, Inc.                                      52,565     843,668
#*  Perceptron, Inc.                                         37,351     271,168
*   Perficient, Inc.                                        319,258   6,002,050
*   Photronics, Inc.                                        461,904   4,642,135
*   Plexus Corp.                                            309,694  16,602,695
*   PRGX Global, Inc.                                        45,637     285,231
    Progress Software Corp.                                  10,109     323,589
#*  Qualstar Corp.                                            5,566      40,966

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   QuinStreet, Inc.                                          8,546 $    33,244
*   Qumu Corp.                                               42,582     110,287
#*  Radisys Corp.                                           276,917     675,677
#*  Rambus, Inc.                                            633,475   8,165,493
#*  RealNetworks, Inc.                                      213,109     927,024
    Reis, Inc.                                               82,711   1,770,015
#   Relm Wireless Corp.                                       8,250      29,288
#   RF Industries, Ltd.                                      30,109      55,702
    Richardson Electronics, Ltd.                             74,071     434,056
*   Rogers Corp.                                            173,745  20,496,698
*   Rubicon Project, Inc. (The)                             199,517     937,730
#*  Rubicon Technology, Inc.                                    262       2,138
*   Rudolph Technologies, Inc.                              390,088   9,654,678
*   Sanmina Corp.                                           547,328  19,621,709
#*  Sapiens International Corp. NV                            4,800      57,264
*   ScanSource, Inc.                                        193,624   7,667,510
*   Seachange International, Inc.                           252,768     717,861
#*  SecureWorks Corp. Class A                                 1,084      11,859
*   ShoreTel, Inc.                                          519,996   3,873,970
#*  Sigma Designs, Inc.                                     352,283   2,289,840
*   SMTC Corp.                                               30,286      36,949
#*  SolarEdge Technologies, Inc.                             63,165   1,449,637
*   Sonus Networks, Inc.                                    325,591   2,223,787
#*  Sphere 3D Corp.                                           1,700       8,670
*   StarTek, Inc.                                            51,986     639,428
*   Stratasys, Ltd.                                         171,398   4,111,838
#*  Super Micro Computer, Inc.                              464,945  12,483,773
*   Sykes Enterprises, Inc.                                 415,261  14,118,874
#*  Synaptics, Inc.                                         205,419  10,807,094
#*  Synchronoss Technologies, Inc.                          282,935   4,775,943
    SYNNEX Corp.                                            214,418  25,498,589
#   Systemax, Inc.                                           79,777   1,445,559
#*  Tech Data Corp.                                         433,793  44,420,403
*   TechTarget, Inc.                                        122,592   1,175,657
*   Telenav, Inc.                                            83,218     624,135
    Tessco Technologies, Inc.                                44,772     597,706
    TiVo Corp.                                            1,002,844  19,655,742
#*  Tremor Video, Inc.                                       34,775      72,680
*   Trio-Tech International                                     979       4,592
#*  TTM Technologies, Inc.                                  763,588  13,271,159
*   Ultra Clean Holdings, Inc.                              315,277   7,393,246
*   Universal Security Instruments, Inc.                      1,353       3,247
#*  VASCO Data Security International, Inc.                 171,488   2,315,088
#*  Veeco Instruments, Inc.                                 379,521  11,689,247
#*  VeriFone Systems, Inc.                                  809,251  15,788,487
*   Verint Systems, Inc.                                    234,976   9,316,798
#*  Virtusa Corp.                                            95,546   3,167,350
#   Vishay Intertechnology, Inc.                            953,461  17,019,279
*   Vishay Precision Group, Inc.                             57,269   1,002,208
    Wayside Technology Group, Inc.                           15,325     263,590
*   Wireless Telecom Group, Inc.                             10,991      16,267
*   Xcerra Corp.                                            316,628   3,074,458
    Xerox Corp.                                             514,985  15,794,590

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   xG Technology, Inc.                                   15,597 $       35,717
*   XO Group, Inc.                                       198,311      3,625,125
    Xperi Corp.                                           47,001      1,374,779
    YuMe, Inc.                                            30,538        132,535
*   Zedge, Inc. Class B                                   17,667         36,571
#*  Zynga, Inc. Class A                                7,458,928     26,926,730
                                                                 --------------
Total Information Technology                                      1,266,046,367
                                                                 --------------
Materials -- (4.5%)
#   A Schulman, Inc.                                     125,152      3,291,498
#*  AdvanSix, Inc.                                         3,130        104,792
#*  AgroFresh Solutions, Inc.                             10,884         84,895
    Alcoa Corp.                                           67,528      2,458,019
#   Allegheny Technologies, Inc.                         389,644      7,379,857
#   American Vanguard Corp.                              229,982      4,070,681
#   Ampco-Pittsburgh Corp.                                76,467      1,104,948
    Ashland Global Holdings, Inc.                         24,355      1,582,344
#*  Boise Cascade Co.                                    250,112      7,590,899
    Cabot Corp.                                          172,816      9,389,093
#   Calgon Carbon Corp.                                  431,869      6,909,904
#   Carpenter Technology Corp.                           421,669     17,048,078
#*  Century Aluminum Co.                                 751,133     12,604,012
#   CF Industries Holdings, Inc.                         434,775     12,760,646
*   Clearwater Paper Corp.                               161,625      7,943,869
#*  Coeur Mining, Inc.                                   424,936      3,518,470
#   Commercial Metals Co.                                999,305     18,587,073
#*  Core Molding Technologies, Inc.                       41,394        789,384
    Domtar Corp.                                         582,598     22,756,278
    Ferroglobe P.L.C.                                     24,426        312,164
*   Flexible Solutions International, Inc.                10,090         19,676
    Friedman Industries, Inc.                             53,168        288,171
    FutureFuel Corp.                                     221,741      3,228,549
#   Gold Resource Corp.                                   73,473        311,526
    Greif, Inc. Class A                                  174,575      9,791,912
    Greif, Inc. Class B                                    6,655        398,634
#*  Handy & Harman, Ltd.                                   2,054         67,987
    Hawkins, Inc.                                         48,034      2,159,128
#   Haynes International, Inc.                            99,180      3,102,350
#   HB Fuller Co.                                        483,861     24,928,519
#   Hecla Mining Co.                                   4,236,678     22,920,428
    Huntsman Corp.                                     1,015,099     27,021,935
    Innophos Holdings, Inc.                              151,477      6,327,194
    Innospec, Inc.                                       260,877     16,278,725
#*  Intrepid Potash, Inc.                                354,883      1,075,295
#   Kaiser Aluminum Corp.                                 90,908      8,844,439
    KapStone Paper and Packaging Corp.                   947,233     21,653,746
*   Kraton Corp.                                         289,531     10,770,553
#   Kronos Worldwide, Inc.                                 3,274         69,802
*   Louisiana-Pacific Corp.                              356,895      8,961,633
#*  LSB Industries, Inc.                                 131,161        928,620
    Materion Corp.                                       145,388      5,590,169
#   McEwen Mining, Inc.                                   61,134        159,560
    Mercer International, Inc.                           377,325      4,150,575

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Minerals Technologies, Inc.                            226,484 $ 16,035,067
#*  Northern Technologies International Corp.                6,062      110,632
#   Olin Corp.                                           1,184,056   34,905,971
    Olympic Steel, Inc.                                     81,702    1,396,287
#   PH Glatfelter Co.                                      281,677    5,765,928
#*  Platform Specialty Products Corp.                      754,357   10,568,542
    Reliance Steel & Aluminum Co.                          819,428   59,293,810
*   Resolute Forest Products, Inc.                         277,308    1,289,482
#   Schnitzer Steel Industries, Inc. Class A               345,703    8,919,137
    Schweitzer-Mauduit International, Inc.                 268,139   10,301,900
    Stepan Co.                                             160,874   13,219,017
*   SunCoke Energy, Inc.                                   686,732    6,146,251
#*  Synalloy Corp.                                          29,236      330,367
#*  TimkenSteel Corp.                                      602,039    9,566,400
#*  Trecora Resources                                       84,591      977,026
    Tredegar Corp.                                         120,201    1,815,035
#   Tronox, Ltd. Class A                                   477,441    9,252,807
#*  UFP Technologies, Inc.                                   4,936      142,404
    United States Lime & Minerals, Inc.                     26,689    2,167,681
#   United States Steel Corp.                              657,395   15,442,209
#*  Universal Stainless & Alloy Products, Inc.              42,013      798,247
#*  Verso Corp. Class A                                     12,029       57,499
                                                                   ------------
Total Materials                                                     527,837,729
                                                                   ------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                              442,581   18,557,421
    Consolidated-Tomoka Land Co.                            19,715    1,093,000
*   Forestar Group, Inc.                                   313,088    5,369,459
#*  FRP Holdings, Inc.                                      18,606      858,667
    Griffin Industrial Realty, Inc.                         10,781      347,040
    Jones Lang LaSalle, Inc.                                33,776    4,296,983
    Kennedy-Wilson Holdings, Inc.                          167,641    3,369,584
#   RE/MAX Holdings, Inc. Class A                           41,180    2,394,617
#   Realogy Holdings Corp.                                 422,526   14,027,863
#*  St Joe Co. (The)                                        20,797      375,386
#   Stratus Properties, Inc.                                 4,030      115,460
#*  Tejon Ranch Co.                                         15,380      322,672
*   Trinity Place Holdings, Inc.                            33,903      235,626
                                                                   ------------
Total Real Estate                                                    51,363,778
                                                                   ------------
Telecommunication Services -- (0.7%)
*   Alaska Communications Systems Group, Inc.              137,840      310,140
    ATN International, Inc.                                 90,678    5,259,324
    Consolidated Communications Holdings, Inc.             130,399    2,347,182
#   Frontier Communications Corp.                          706,216   10,812,167
*   General Communication, Inc. Class A                    133,028    5,676,305
*   Hawaiian Telcom Holdco, Inc.                            14,149      413,717
#   IDT Corp. Class B                                      208,587    3,089,173
#*  Iridium Communications, Inc.                           320,634    3,190,308
*   Lumos Networks Corp.                                   181,415    3,249,143
#*  ORBCOMM, Inc.                                          842,097    9,776,746
#*  pdvWireless, Inc.                                          441       10,893

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Telecommunication Services -- (Continued)
      Spok Holdings, Inc.                               160,279 $     2,628,576
      Telephone & Data Systems, Inc.                    817,093      23,229,954
*     United States Cellular Corp.                      226,238       8,569,895
#     Windstream Holdings, Inc.                         609,578       2,310,301
                                                                ---------------
Total Telecommunication Services                                     80,873,824
                                                                ---------------
Utilities -- (0.6%)
*     Calpine Corp.                                   2,347,034      33,750,349
      Consolidated Water Co., Ltd.                       32,635         420,991
#*    Dynegy, Inc.                                    1,280,621      11,499,977
#     NRG Energy, Inc.                                  617,629      15,206,026
#     Ormat Technologies, Inc.                          168,279       9,978,945
                                                                ---------------
Total Utilities                                                      70,856,288
                                                                ---------------
TOTAL COMMON STOCKS                                               9,845,160,776
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                       9,845,160,776
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                   142,173,885     142,173,885
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (14.4%)
(S)@  DFA Short Term Investment Fund                145,008,371   1,678,036,875
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,055,011,813)^^                                      $11,665,371,536
                                                                ===============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                         -----------------------------------------------------
                            LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         -------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary       $1,582,450,968 $    1,321,252   --    $ 1,583,772,220
   Consumer Staples         265,204,328             --   --        265,204,328
   Energy                   876,738,857             --   --        876,738,857
   Financials             2,477,364,465             --   --      2,477,364,465
   Health Care              589,909,867             --   --        589,909,867
   Industrials            2,055,193,053             --   --      2,055,193,053
   Information
     Technology           1,266,046,367             --   --      1,266,046,367
   Materials                527,837,729             --   --        527,837,729
   Real Estate               51,363,778             --   --         51,363,778
   Telecommunication
     Services                80,873,824             --   --         80,873,824
   Utilities                 70,856,288             --   --         70,856,288
Temporary Cash
  Investments               142,173,885             --   --        142,173,885
Securities Lending
  Collateral                         --  1,678,036,875   --      1,678,036,875
Futures Contracts**           1,377,053             --   --          1,377,053
                         -------------- --------------   --    ---------------
TOTAL                    $9,987,390,462 $1,679,358,127   --    $11,666,748,589
                         ============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (86.5%)

Consumer Discretionary -- (13.7%)
#*  1-800-Flowers.com, Inc. Class A                        210,214 $  2,028,565
    A.H. Belo Corp. Class A                                341,198    1,808,349
#   Aaron's, Inc.                                        2,630,659  121,746,899
#   Abercrombie & Fitch Co. Class A                      2,638,236   25,960,242
#   Adtalem Global Education, Inc.                       2,264,058   73,581,885
#   AMC Entertainment Holdings, Inc. Class A               614,141   12,528,476
    AMCON Distributing Co.                                   3,858      374,033
#*  American Axle & Manufacturing Holdings, Inc.           991,775   14,618,763
    American Eagle Outfitters, Inc.                        176,124    2,085,308
*   American Public Education, Inc.                        274,603    5,849,044
#*  Ascena Retail Group, Inc.                            6,704,685   15,688,963
#*  Ascent Capital Group, Inc. Class A                     300,543    5,079,177
#*  AV Homes, Inc.                                         361,150    5,796,457
*   Ballantyne Strong, Inc.                                282,242    1,919,246
#*  Barnes & Noble Education, Inc.                       1,521,911   11,003,417
#   Barnes & Noble, Inc.                                 2,547,580   20,762,777
    Bassett Furniture Industries, Inc.                     198,342    7,378,322
#   BBX Capital Corp.                                      390,422    2,405,000
#   Beasley Broadcast Group, Inc. Class A                   80,195      842,048
#*  Belmond, Ltd. Class A                                3,320,911   43,337,889
#   Big 5 Sporting Goods Corp.                             654,557    7,036,488
#*  Biglari Holdings, Inc.                                   7,468    2,795,422
#*  Boot Barn Holdings, Inc.                               367,265    2,941,793
#*  Bridgepoint Education, Inc.                             34,643      336,384
#*  Build-A-Bear Workshop, Inc.                            268,321    2,575,882
#*  Cabela's, Inc.                                          57,777    3,292,133
#   CalAtlantic Group, Inc.                                 50,607    1,776,306
    Caleres, Inc.                                          863,088   23,545,041
#   Callaway Golf Co.                                      589,763    7,507,683
*   Cambium Learning Group, Inc.                            93,605      460,537
    Canterbury Park Holding Corp.                           15,171      175,984
*   Career Education Corp.                                 402,351    3,383,772
#   Carriage Services, Inc.                                167,320    4,080,935
#   Cato Corp. (The) Class A                               495,468    8,427,911
*   Century Casinos, Inc.                                  107,622      773,802
#*  Century Communities, Inc.                              423,329   10,964,221
#   Chico's FAS, Inc.                                      703,305    6,435,241
#*  Christopher & Banks Corp.                              488,313      688,521
    Citi Trends, Inc.                                      324,013    7,176,888
#*  Conn's, Inc.                                           302,361    6,470,525
#*  Container Store Group, Inc. (The)                      125,397      670,874
#   Cooper Tire & Rubber Co.                               647,619   23,670,474
#   Core-Mark Holding Co., Inc.                             77,726    2,850,212
#   CSS Industries, Inc.                                   257,320    6,888,456
#*  Deckers Outdoor Corp.                                  707,637   45,897,336
#*  Del Frisco's Restaurant Group, Inc.                    569,151    8,081,944
#*  Del Taco Restaurants, Inc.                             848,400   11,105,556
#*  Delta Apparel, Inc.                                    185,130    3,893,284
#*  Destination Maternity Corp.                            111,523      170,630
#   Dillard's, Inc. Class A                                505,367   37,306,192
#*  Dixie Group, Inc. (The)                                357,179    1,518,011

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc.                                 319,398 $   654,766
#   Drive Shack, Inc.                                        68,566     209,812
#   DSW, Inc. Class A                                     2,031,439  36,647,160
#*  El Pollo Loco Holdings, Inc.                            257,036   3,341,468
#*  Eldorado Resorts, Inc.                                   46,674     952,150
*   Emerson Radio Corp.                                     103,087     130,920
*   Emmis Communications Corp. Class A                       19,841      58,531
#   Entercom Communications Corp. Class A                   525,483   5,176,008
#   Escalade, Inc.                                           26,843     331,511
#   Ethan Allen Interiors, Inc.                             320,993  10,287,826
#*  EVINE Live, Inc.                                         12,616      15,013
#*  EW Scripps Co. (The) Class A                          1,823,845  35,838,554
#*  Express, Inc.                                         2,203,198  13,351,380
*   Fiesta Restaurant Group, Inc.                             5,100      85,680
#   Finish Line, Inc. (The) Class A                         978,304  13,461,463
#   Flanigan's Enterprises, Inc.                              4,740     127,032
#   Flexsteel Industries, Inc.                              202,808  11,353,192
#*  Fossil Group, Inc.                                    1,014,983  11,418,559
#   Fred's, Inc. Class A                                    877,260   5,939,050
#*  FTD Cos., Inc.                                          781,688  15,360,169
*   Full House Resorts, Inc.                                112,535     286,964
#*  G-III Apparel Group, Ltd.                             1,061,892  27,641,049
#   GameStop Corp. Class A                                3,302,415  71,629,381
    Gaming Partners International Corp.                      23,164     246,465
#   Gannett Co., Inc.                                     1,992,989  17,877,111
#*  Genesco, Inc.                                           599,116  19,231,624
#*  Global Eagle Entertainment, Inc.                        237,306     749,887
    Graham Holdings Co. Class B                              68,485  40,570,514
#*  Gray Television, Inc.                                 1,966,669  29,303,368
#*  Gray Television, Inc. Class A                            23,767     304,812
*   Green Brick Partners, Inc.                              313,220   3,523,725
#   Group 1 Automotive, Inc.                                587,767  35,001,525
#   Guess?, Inc.                                          2,588,837  33,810,211
*   Harte-Hanks, Inc.                                     1,205,061   1,162,884
    Haverty Furniture Cos., Inc.                            546,976  12,170,216
    Haverty Furniture Cos., Inc. Class A                      5,701     127,560
#*  Helen of Troy, Ltd.                                     286,048  28,819,336
*   Hemisphere Media Group, Inc.                             14,950     186,875
*   Hibbett Sports, Inc.                                    443,212   6,914,107
#   Hooker Furniture Corp.                                  284,047  11,986,783
#*  Iconix Brand Group, Inc.                              1,071,949   7,149,900
#   ILG, Inc.                                             1,533,088  40,642,163
    International Speedway Corp. Class A                    119,102   4,263,852
*   Intrawest Resorts Holdings, Inc.                         19,678     467,353
*   J Alexander's Holdings, Inc.                             77,487     817,488
#*  JAKKS Pacific, Inc.                                     580,631   1,916,082
#*  JC Penney Co., Inc.                                   1,963,115  10,620,452
    Johnson Outdoors, Inc. Class A                          206,255  10,420,003
*   K12, Inc.                                             1,083,097  19,181,648
#   KB Home                                                 344,936   7,905,933
#*  Kirkland's, Inc.                                        210,007   1,963,565
#*  Kona Grill, Inc.                                         31,456      83,358
*   La Quinta Holdings, Inc.                                311,801   4,648,953

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                         ---------- -----------
Consumer Discretionary -- (Continued)
*          Lakeland Industries, Inc.                        165,188 $ 2,486,079
*          Lands' End, Inc.                                   3,300      44,550
           Libbey, Inc.                                     204,388   1,839,492
*          Liberty Expedia Holdings, Inc. Class A           136,988   7,815,165
#          Liberty Tax, Inc.                                 37,872     533,995
*          Liberty TripAdvisor Holdings, Inc. Class A     2,112,531  24,822,239
           Lifetime Brands, Inc.                            423,240   8,020,398
*          Luby's, Inc.                                     727,682   2,088,447
#*         M/I Homes, Inc.                                  692,910  17,974,085
#          Marcus Corp. (The)                               554,831  15,091,403
#*         MarineMax, Inc.                                  634,561   9,486,687
#          Marriott Vacations Worldwide Corp.               711,971  83,193,811
#*         McClatchy Co. (The) Class A                      126,957   1,015,656
#          McRae Industries, Inc. Class A                     4,660     150,518
#          MDC Holdings, Inc.                             1,636,852  56,127,655
(degrees)  Media General, Inc.                              564,216   1,139,716
#          Meredith Corp.                                   202,172  12,019,125
#*         Meritage Homes Corp.                           1,426,415  58,126,411
#*         Modine Manufacturing Co.                       1,316,058  21,385,942
#*         Motorcar Parts of America, Inc.                    2,854      79,826
#          Movado Group, Inc.                               465,183  11,443,502
#          NACCO Industries, Inc. Class A                   141,236   9,265,082
#*         Nevada Gold & Casinos, Inc.                       83,887     199,651
*          New Home Co., Inc. (The)                         110,114   1,190,332
#          New Media Investment Group, Inc.                 967,242  13,483,353
#*         New York & Co., Inc.                             203,180     316,961
           Nobility Homes, Inc.                               1,994      35,693
#          Office Depot, Inc.                            13,316,808  78,169,663
           P&F Industries, Inc. Class A                      17,337     104,542
#*         Party City Holdco, Inc.                           29,780     415,431
#          Penske Automotive Group, Inc.                    305,903  13,319,017
*          Perfumania Holdings, Inc.                         79,183     123,525
#*         Perry Ellis International, Inc.                  463,474   9,102,629
*          PICO Holdings, Inc.                              203,807   3,311,864
#          Pier 1 Imports, Inc.                           1,285,389   5,925,643
#*         Playa Hotels & Resorts NV                        115,810   1,368,874
*          QEP Co., Inc.                                     40,516   1,050,377
#          RCI Hospitality Holdings, Inc.                   322,238   7,311,580
#*         Reading International, Inc. Class A                8,287     132,261
#*         Red Lion Hotels Corp.                            569,841   4,074,363
#*         Red Robin Gourmet Burgers, Inc.                  273,406  16,349,679
#*         Regis Corp.                                    1,504,211  15,839,342
           Rocky Brands, Inc.                               208,752   2,912,090
#          Saga Communications, Inc. Class A                153,032   5,945,293
#          Salem Media Group, Inc.                          239,861   1,715,006
#          Scholastic Corp.                               1,237,437  51,267,015
#*         Sequential Brands Group, Inc.                    108,293     347,621
*          Shiloh Industries, Inc.                          363,607   2,697,964
#          Shoe Carnival, Inc.                              470,929   8,599,164
#          Signet Jewelers, Ltd.                             18,177   1,111,705
#          Sonic Automotive, Inc. Class A                   821,025  14,901,604
           Speedway Motorsports, Inc.                     1,032,683  21,954,841
#          Stage Stores, Inc.                               961,092   1,912,573

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc.                        141,091 $    7,108,165
    Stanley Furniture Co., Inc.                            4,253          5,359
#   Stein Mart, Inc.                                     386,802        537,655
#   Strattec Security Corp.                               88,063      3,126,236
    Superior Industries International, Inc.              767,644     15,007,440
#   Superior Uniform Group, Inc.                         237,643      5,306,568
*   Sypris Solutions, Inc.                               158,675        264,194
*   Taylor Morrison Home Corp. Class A                 1,793,884     40,577,656
#   Tilly's, Inc. Class A                                381,081      3,803,188
    Time, Inc.                                         1,346,073     18,912,326
*   TopBuild Corp.                                       955,846     50,449,552
    Tower International, Inc.                             20,583        508,400
*   Townsquare Media, Inc. Class A                        98,881      1,093,624
*   Trans World Entertainment Corp.                      634,593      1,110,538
#*  TravelCenters of America LLC                         105,876        386,447
#*  TRI Pointe Group, Inc.                             5,761,788     76,631,780
    Tribune Media Co. Class A                            719,078     30,309,138
#*  Tuesday Morning Corp.                              1,483,549      2,744,566
#*  UCP, Inc. Class A                                    163,328      1,821,107
*   Unifi, Inc.                                          439,393     14,394,515
#*  Universal Technical Institute, Inc.                  156,292        556,400
#*  Urban One, Inc.                                      426,010        809,419
#*  Urban Outfitters, Inc.                                64,223      1,258,129
#*  Vera Bradley, Inc.                                   671,624      6,769,970
#*  Vista Outdoor, Inc.                                1,359,775     31,397,205
#*  Vitamin Shoppe, Inc.                                 480,258      5,282,838
*   VOXX International Corp.                             616,955      4,133,598
    West Marine, Inc.                                    677,269      8,729,997
#   Weyco Group, Inc.                                     43,929      1,224,741
#*  William Lyon Homes Class A                           891,944     20,166,854
#   Winnebago Industries, Inc.                            49,119      1,807,579
#   Wolverine World Wide, Inc.                           541,370     15,266,634
#*  ZAGG, Inc.                                           597,461      5,048,545
#*  Zumiez, Inc.                                         544,534      6,915,582
                                                                 --------------
Total Consumer Discretionary                                      2,246,864,074
                                                                 --------------
Consumer Staples -- (4.0%)
#   Alico, Inc.                                           31,326        946,045
#*  Alliance One International, Inc.                     212,265      3,226,428
#   Andersons, Inc. (The)                                768,822     26,485,918
*   Bridgford Foods Corp.                                 37,720        420,955
*   CCA Industries, Inc.                                  28,497        101,164
#*  Central Garden & Pet Co.                             320,614     10,259,648
*   Central Garden & Pet Co. Class A                   1,004,101     30,886,147
#*  Chefs' Warehouse, Inc. (The)                          13,683        198,404
*   Coffee Holding Co., Inc.                               1,109          4,613
#*  Darling Ingredients, Inc.                          6,321,251    102,846,754
#   Fresh Del Monte Produce, Inc.                      1,805,623     92,935,416
#*  Hostess Brands, Inc.                                 364,707      5,572,723
    Ingles Markets, Inc. Class A                         303,354      8,948,943
#   John B. Sanfilippo & Son, Inc.                       177,794     11,435,710
#*  Landec Corp.                                         726,186      8,932,088
#   Mannatech, Inc.                                        6,862        111,508

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Natural Alternatives International, Inc.               174,072 $  1,740,720
#*  Natural Grocers by Vitamin Cottage, Inc.               125,096    1,102,096
#   Nature's Sunshine Products, Inc.                         7,360       93,104
    Nutraceutical International Corp.                      191,250    7,994,250
#   Oil-Dri Corp. of America                                72,862    3,013,572
#   Omega Protein Corp.                                    627,152   10,034,432
#   Orchids Paper Products Co.                              11,505      129,546
#   Sanderson Farms, Inc.                                  284,830   37,241,522
    Seaboard Corp.                                          18,357   78,476,175
*   Seneca Foods Corp. Class A                             203,023    5,826,760
*   Seneca Foods Corp. Class B                              24,020      742,218
#*  Smart & Final Stores, Inc.                             738,653    6,352,416
#   Snyder's-Lance, Inc.                                   870,221   30,274,989
#   SpartanNash Co.                                      1,054,691   29,257,128
#*  United Natural Foods, Inc.                           1,608,345   61,969,533
#   Universal Corp.                                        838,058   53,593,809
#   Village Super Market, Inc. Class A                     167,326    4,137,972
#   Weis Markets, Inc.                                     287,400   13,596,894
                                                                   ------------
Total Consumer Staples                                              648,889,600
                                                                   ------------
Energy -- (8.2%)
    Adams Resources & Energy, Inc.                         112,280    4,265,517
    Andeavor                                                89,128    8,870,910
#   Archrock, Inc.                                       2,567,954   28,119,096
#   Ardmore Shipping Corp.                                 283,818    2,256,353
#*  Atwood Oceanics, Inc.                                2,460,718   19,341,243
*   Barnwell Industries, Inc.                              123,673      231,269
#*  Bill Barrett Corp.                                   2,275,398    7,690,845
#   Bristow Group, Inc.                                  1,144,922    8,438,075
#*  Callon Petroleum Co.                                 1,856,728   21,018,161
#*  Clean Energy Fuels Corp.                             2,799,746    7,335,335
#*  Cloud Peak Energy, Inc.                              1,994,406    6,900,645
#*  CONSOL Energy, Inc.                                  2,391,349   40,079,009
#*  Contango Oil & Gas Co.                                 182,605    1,095,630
#   CVR Energy, Inc.                                        25,677      485,552
#*  Dawson Geophysical Co.                                 456,375    1,830,064
#   Delek US Holdings, Inc.                              3,608,646   94,221,747
#   DHT Holdings, Inc.                                   3,281,751   13,652,084
#*  Diamond Offshore Drilling, Inc.                        375,022    4,657,773
#*  Dorian LPG, Ltd.                                       762,007    5,486,450
#*  Dril-Quip, Inc.                                      1,109,253   49,472,684
#*  Eclipse Resources Corp.                                647,155    1,818,506
#   EnLink Midstream LLC                                    46,263      811,916
#   Ensco P.L.C. Class A                                 5,761,286   30,477,203
#*  EP Energy Corp. Class A                                144,288      487,693
#*  Era Group, Inc.                                        747,353    6,546,812
*   Exterran Corp.                                       1,261,428   34,928,941
#   GasLog, Ltd.                                           659,590   12,037,517
#   Green Plains, Inc.                                   1,241,785   24,525,254
#   Gulf Island Fabrication, Inc.                          411,561    4,691,795
#   Hallador Energy Co.                                    354,230    2,440,645
#*  Helix Energy Solutions Group, Inc.                   2,143,880   14,020,975
#*  Hornbeck Offshore Services, Inc.                     1,090,197    2,747,296

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
#*  Independence Contract Drilling, Inc.                 314,894 $    1,218,640
#*  International Seaways, Inc.                          197,310      4,500,641
#*  ION Geophysical Corp.                                 10,650         37,808
#*  Jones Energy, Inc. Class A                            44,813         67,220
*   Matrix Service Co.                                   501,045      5,185,816
#*  McDermott International, Inc.                      8,443,595     57,163,138
*   Mitcham Industries, Inc.                             307,058      1,219,020
#   Nabors Industries, Ltd.                            9,073,782     69,958,859
*   Natural Gas Services Group, Inc.                     391,873      9,777,231
#*  Newpark Resources, Inc.                            1,007,159      8,409,778
#   Noble Corp. P.L.C.                                 4,864,217     19,456,868
#*  Northern Oil and Gas, Inc.                            47,576         59,470
#*  Oasis Petroleum, Inc.                              8,538,584     66,430,184
#   Oceaneering International, Inc.                      871,271     22,348,101
#*  Oil States International, Inc.                     1,767,780     43,929,333
#*  Overseas Shipholding Group, Inc. Class A             863,208      2,658,681
#*  Pacific Drilling SA                                   20,732         31,098
#*  Pacific Ethanol, Inc.                                943,299      5,895,619
#*  Par Pacific Holdings, Inc.                             5,603        100,350
#*  Parker Drilling Co.                                4,023,560      4,828,272
#   Patterson-UTI Energy, Inc.                         3,240,184     62,665,159
#   PBF Energy, Inc. Class A                           3,500,708     79,711,121
#*  PDC Energy, Inc.                                   1,288,172     60,750,192
*   PHI, Inc. Non-Voting                                 390,339      3,786,288
#*  PHI, Inc. Voting                                       1,686         15,933
#*  Pioneer Energy Services Corp.                      1,532,499      3,371,498
*   QEP Resources, Inc.                                1,241,802     10,642,243
#*  Renewable Energy Group, Inc.                         449,501      5,618,763
#*  REX American Resources Corp.                         177,179     17,714,356
#*  Rowan Cos. P.L.C. Class A                          5,089,826     59,398,269
#*  SAExploration Holdings, Inc.                           5,482         16,336
#   Scorpio Tankers, Inc.                              6,742,352     25,014,126
#*  SEACOR Holdings, Inc.                                505,912     17,246,540
#*  SEACOR Marine Holdings, Inc.                         508,649      7,416,102
#   SemGroup Corp. Class A                             1,450,928     39,247,602
#   Ship Finance International, Ltd.                     292,591      3,979,238
#   Teekay Corp.                                          42,502        416,520
#   Teekay Tankers, Ltd. Class A                       2,631,153      4,736,075
#*  TETRA Technologies, Inc.                             361,170      1,014,888
#*  Transocean, Ltd.                                   2,278,795     19,711,577
#*  Unit Corp.                                           577,138     10,376,941
#*  Whiting Petroleum Corp.                           14,599,749     76,648,682
#*  Willbros Group, Inc.                                 270,116        551,037
    World Fuel Services Corp.                          1,263,634     40,865,924
                                                                 --------------
Total Energy                                                      1,335,174,532
                                                                 --------------
Financials -- (23.0%)
    1st Constitution Bancorp                              52,313        897,168
#   1st Source Corp.                                     604,298     29,671,032
#   A-Mark Precious Metals, Inc.                           3,540         53,348
#*  Ambac Financial Group, Inc.                          827,961     16,915,243
#   American Equity Investment Life Holding Co.        3,252,117     87,091,693
#   American National Bankshares, Inc.                    27,383      1,033,708

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    American National Insurance Co.                          66,130 $ 7,869,470
    American River Bankshares                               146,710   2,046,605
#   AmeriServ Financial, Inc.                               328,767   1,298,630
#   Amtrust Financial Services, Inc.                        127,255   2,036,080
*   Anchor Bancorp, Inc.                                        600      15,225
    Argo Group International Holdings, Ltd.               1,083,224  64,939,279
    Aspen Insurance Holdings, Ltd.                        2,032,416  99,181,901
    Associated Banc-Corp                                  3,985,604  95,455,216
#   Associated Capital Group, Inc. Class A                    4,773     160,134
*   Asta Funding, Inc.                                       27,927     204,565
    Astoria Financial Corp.                               2,757,955  55,655,532
    Atlantic American Corp.                                 238,675     859,230
#*  Atlantic Capital Bancshares, Inc.                        39,219     756,927
*   Atlantic Coast Financial Corp.                           18,846     149,826
*   Atlanticus Holdings Corp.                               261,932     646,972
#*  Atlas Financial Holdings, Inc.                           64,534     997,050
#   Baldwin & Lyons, Inc. Class A                             3,124      72,789
    Baldwin & Lyons, Inc. Class B                           368,575   8,624,655
#   Banc of California, Inc.                                543,346  11,165,760
#   Bancorp of New Jersey, Inc.                                 420       7,243
#   BancorpSouth, Inc.                                      178,613   5,367,321
    Bank Mutual Corp.                                       503,409   5,008,920
#   Bank of Commerce Holdings                                35,626     368,729
    BankFinancial Corp.                                     530,129   7,941,332
    BankUnited, Inc.                                         36,527   1,257,259
    Banner Corp.                                            489,512  28,279,108
#   Bar Harbor Bankshares                                    40,917   1,141,175
#   BCB Bancorp, Inc.                                        41,006     615,090
    Bear State Financial, Inc.                              105,966     983,364
#   Beneficial Bancorp, Inc.                              1,398,492  21,816,475
*   Berkshire Bancorp, Inc.                                   4,650      53,126
#   Berkshire Hills Bancorp, Inc.                         1,050,429  39,023,437
#   Blue Hills Bancorp, Inc.                                291,702   5,527,753
*   BNCCORP, Inc.                                            28,507     762,562
#   Boston Private Financial Holdings, Inc.                 151,867   2,331,158
#   Bridge Bancorp, Inc.                                      2,666      86,645
#   Brookline Bancorp, Inc.                               2,182,025  32,403,071
#   C&F Financial Corp.                                      28,198   1,404,260
#   California First National Bancorp                       141,374   2,353,877
#   Camden National Corp.                                    26,936   1,131,312
    Capital Bank Financial Corp. Class A                     17,226     654,588
    Capital City Bank Group, Inc.                           100,842   2,153,985
#   Capitol Federal Financial, Inc.                       1,449,039  20,663,296
#   Cathay General Bancorp                                  695,275  26,038,049
    Central Pacific Financial Corp.                         112,396   3,476,408
#   Central Valley Community Bancorp                         53,543   1,176,875
    Century Bancorp, Inc. Class A                            30,680   2,046,356
    Charter Financial Corp.                                 134,125   2,411,568
    Chemical Financial Corp.                                707,485  34,093,702
#   Citizens & Northern Corp.                                 8,852     204,304
#   Citizens Community Bancorp, Inc.                         42,530     593,294
#   Citizens First Corp.                                      5,422     118,742
#   Civista Bancshares, Inc.                                  8,184     167,363

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Clifton Bancorp, Inc.                                  280,352 $  4,679,075
#   CNB Financial Corp.                                     43,364    1,143,075
    CNO Financial Group, Inc.                            4,510,009  103,189,006
#   Codorus Valley Bancorp, Inc.                            31,579      882,949
    Colony Bankcorp, Inc.                                   12,037      169,120
*   Community Bankers Trust Corp.                              300        2,580
    Community Trust Bancorp, Inc.                          119,001    5,140,843
    Community West Bancshares                               23,717      245,471
    ConnectOne Bancorp, Inc.                               317,761    7,149,623
#*  Consumer Portfolio Services, Inc.                      705,684    2,900,361
#*  Cowen, Inc.                                            347,842    5,565,472
#*  Customers Bancorp, Inc.                                499,209   14,901,389
#   Dime Community Bancshares, Inc.                        660,413   13,736,590
    Donegal Group, Inc. Class A                            537,281    8,102,197
#   Donegal Group, Inc. Class B                             54,141      841,893
    Eagle Bancorp Montana, Inc.                             22,013      401,737
#   EMC Insurance Group, Inc.                              489,293   13,553,416
#   Employers Holdings, Inc.                               630,425   27,328,924
*   Enova International, Inc.                                2,070       30,015
#*  Enstar Group, Ltd.                                      22,580    4,574,708
#*  Equity Bancshares, Inc. Class A                         13,908      480,800
#   ESSA Bancorp, Inc.                                     177,786    2,622,344
#   Evans Bancorp, Inc.                                      6,704      273,188
#*  Ezcorp, Inc. Class A                                 1,391,847   10,856,407
    Fairfax Financial Holdings, Ltd.                         4,378    2,085,026
#   Farmers Capital Bank Corp.                              76,537    2,873,964
#   Farmers National Banc Corp.                              7,811      107,401
#   FBL Financial Group, Inc. Class A                      742,569   50,420,435
    Federal Agricultural Mortgage Corp. Class A              3,592      240,664
#   Federal Agricultural Mortgage Corp. Class C            262,166   17,974,101
    Federated National Holding Co.                         148,747    2,368,052
#   Fidelity Southern Corp.                                145,434    3,062,840
    Financial Institutions, Inc.                           307,426    9,038,324
*   First Acceptance Corp.                                 827,873      745,086
#   First American Financial Corp.                          42,022    2,034,285
#*  First BanCorp(318672706)                             4,051,045   23,739,124
#   First Bancorp(318910106)                               220,466    6,900,586
    First Bancorp of Indiana, Inc.                           5,430      116,338
    First Bancorp, Inc.                                      1,508       40,626
*   First Bancshares, Inc.                                  17,709      205,424
#   First Bancshares, Inc. (The)                             2,580       71,595
#   First Business Financial Services, Inc.                 62,643    1,331,790
#   First Citizens BancShares, Inc. Class A                 22,318    8,213,470
    First Commonwealth Financial Corp.                   2,354,343   30,677,089
    First Community Bancshares, Inc.                       224,297    6,105,364
    First Connecticut Bancorp, Inc.                        109,655    2,807,168
    First Defiance Financial Corp.                         216,075   11,181,881
    First Federal of Northern Michigan Bancorp, Inc.        31,310      249,697
#   First Financial Corp.                                  130,526    6,010,722
#   First Financial Northwest, Inc.                        275,485    4,520,709
#   First Internet Bancorp                                  21,493      708,194
    First Interstate Bancsystem, Inc. Class A              478,101   17,474,592
#   First Merchants Corp.                                  854,862   34,570,619

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    First Mid-Illinois Bancshares, Inc.                      9,633 $    352,471
    First Midwest Bancorp, Inc.                          1,276,150   28,343,292
#*  First Northwest Bancorp                                 54,985      838,521
    First South Bancorp, Inc.                                8,902      153,203
*   First United Corp.                                      79,633    1,202,458
#   FirstCash, Inc.                                        348,241   20,250,214
#*  Flagstar Bancorp, Inc.                                 926,228   30,157,984
    Flushing Financial Corp.                               622,566   17,761,808
    FNB Corp.                                              827,956   11,342,997
*   FNFV Group                                             668,212   11,526,657
#   Fulton Financial Corp.                               5,553,915  101,358,949
#   Gain Capital Holdings, Inc.                            332,355    2,230,102
*   GAINSCO, Inc.                                              100        1,728
#*  Genworth Financial, Inc. Class A                     5,232,792   17,948,477
#*  Global Indemnity, Ltd.                                 281,055   10,893,692
    Great Southern Bancorp, Inc.                             8,969      465,940
#   Great Western Bancorp, Inc.                            240,232    9,371,450
#*  Greenlight Capital Re, Ltd. Class A                    245,086    5,244,840
    Guaranty Federal Bancshares, Inc.                       32,452      697,718
*   Hallmark Financial Services, Inc.                      502,536    5,653,530
    Hancock Holding Co.                                  1,884,673   86,694,958
    Hanover Insurance Group, Inc. (The)                  1,210,534  114,831,255
    Harleysville Financial Corp.                             5,124      116,571
#   Hawthorn Bancshares, Inc.                               32,980      670,319
#   HCI Group, Inc.                                         68,040    3,067,924
    Heartland Financial USA, Inc.                           67,427    3,175,812
    Heritage Financial Corp.                               448,378   12,195,882
#   Heritage Insurance Holdings, Inc.                      315,941    3,984,016
    Hilltop Holdings, Inc.                               1,307,737   32,732,657
*   HMN Financial, Inc.                                    101,761    1,831,698
#   Home Bancorp, Inc.                                       6,475      262,367
#*  HomeStreet, Inc.                                       788,301   20,692,901
*   HomeTrust Bancshares, Inc.                             209,750    5,065,463
    Hope Bancorp, Inc.                                   1,122,160   19,783,681
    HopFed Bancorp, Inc.                                    75,218    1,096,678
#   Horace Mann Educators Corp.                            968,533   35,738,868
    Iberiabank Corp.                                       920,024   74,383,940
#*  Impac Mortgage Holdings, Inc.                              900       13,239
#   Independence Holding Co.                                 2,107       46,775
    Independent Bank Corp.                                   3,821       81,005
#   Independent Bank Group, Inc.                           108,489    6,547,311
    Infinity Property & Casualty Corp.                     393,316   39,351,266
    International Bancshares Corp.                       1,196,350   42,350,790
#*  INTL. FCStone, Inc.                                     41,525    1,624,873
    Investar Holding Corp.                                     564       12,775
#   Investors Title Co.                                     43,312    7,645,434
#*  Janus Henderson Group P.L.C.                         1,662,200   55,667,078
#   Kearny Financial Corp.                               1,653,307   24,138,282
#   Kemper Corp.                                         1,712,513   67,216,135
#   Lake Shore Bancorp, Inc.                                   697       11,013
#   Lakeland Bancorp, Inc.                                 274,878    5,318,889
    Landmark Bancorp, Inc.                                  29,629      878,500
    LCNB Corp.                                              16,343      327,677

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Legg Mason, Inc.                                        351,964 $14,082,080
#   Mackinac Financial Corp.                                135,692   1,972,962
#*  Magyar Bancorp, Inc.                                     36,773     469,959
#   Maiden Holdings, Ltd.                                 2,527,000  28,049,700
#   MainSource Financial Group, Inc.                        525,244  18,352,025
#   Marlin Business Services Corp.                          345,126   8,973,276
#   MB Financial, Inc.                                    1,917,119  78,410,167
#*  MBIA, Inc.                                            3,695,096  37,579,126
    MBT Financial Corp.                                     358,502   3,441,619
    Mercantile Bank Corp.                                   292,456   9,305,950
    Meridian Bancorp, Inc.                                  124,085   2,190,100
    Mid Penn Bancorp, Inc.                                    4,664     125,928
    MidSouth Bancorp, Inc.                                   75,446     848,768
#   MidWestOne Financial Group, Inc.                         43,730   1,505,187
*   MSB Financial Corp.                                       3,518      60,861
    MutualFirst Financial, Inc.                             140,043   4,887,501
#   National Bank Holdings Corp. Class A                    704,313  24,038,203
#   National General Holdings Corp.                          15,929     337,854
#   National Security Group, Inc. (The)                      11,290     154,052
#   National Western Life Group, Inc. Class A                72,459  24,388,975
#*  Nationstar Mortgage Holdings, Inc.                      287,892   5,133,114
    Navigators Group, Inc. (The)                            903,402  51,493,914
#   Nelnet, Inc. Class A                                    764,334  37,521,156
    NewStar Financial, Inc.                                 616,058   6,739,675
*   Nicholas Financial, Inc.                                191,957   1,689,222
#*  Nicolet Bankshares, Inc.                                  7,626     413,100
*   NMI Holdings, Inc. Class A                              963,272  11,366,610
#   Northeast Bancorp                                        49,548   1,065,282
    Northeast Community Bancorp, Inc.                        10,981      99,927
#   Northfield Bancorp, Inc.                                678,912  11,398,932
#   Northrim BanCorp, Inc.                                  169,218   4,932,705
#   Northwest Bancshares, Inc.                            2,434,722  39,199,024
#   Norwood Financial Corp.                                     504      21,591
#   OceanFirst Financial Corp.                               95,539   2,587,196
    OFG Bancorp                                           1,211,340  12,173,967
#   Old National Bancorp                                  4,542,920  74,049,596
#   Old Second Bancorp, Inc.                                315,121   3,734,184
    OneBeacon Insurance Group, Ltd. Class A                  63,197   1,157,769
#*  OneMain Holdings, Inc.                                  644,687  17,238,930
#   Oppenheimer Holdings, Inc. Class A                      149,705   2,357,854
#   Opus Bank                                               323,352   7,695,778
#   Oritani Financial Corp.                                 412,985   6,855,551
#   Pacific Continental Corp.                                11,867     301,422
    Park Sterling Corp.                                     877,085  10,191,728
    Parke Bancorp, Inc.                                         484       9,777
#   Patriot National Bancorp, Inc.                            7,682     125,217
#   PB Bancorp, Inc.                                          3,118      32,271
    Peapack Gladstone Financial Corp.                        61,170   1,912,786
#   Peoples Bancorp of North Carolina, Inc.                  35,291   1,115,901
#   Peoples Bancorp, Inc.                                   461,564  15,046,986
#   Peoples Financial Services Corp.                         10,344     442,413
    Pinnacle Financial Partners, Inc.                        56,109   3,585,365

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Piper Jaffray Cos.                                      337,738 $21,074,851
    Popular, Inc.                                           562,871  23,719,384
#   Premier Financial Bancorp, Inc.                         193,252   3,671,788
#   Provident Financial Holdings, Inc.                      203,517   3,866,823
    Provident Financial Services, Inc.                    2,202,553  58,411,706
#   Prudential Bancorp, Inc.                                  4,686      80,459
#*  Regional Management Corp.                               305,836   7,337,006
#   Renasant Corp.                                          618,496  26,218,045
    Republic Bancorp, Inc. Class A                           78,546   2,819,801
#   Riverview Bancorp, Inc.                                 486,845   3,695,154
*   Royal Bancshares of Pennsylvania, Inc. Class A           16,564      71,060
#   S&T Bancorp, Inc.                                       182,001   6,894,198
#   Safety Insurance Group, Inc.                            294,452  20,891,369
    Salisbury Bancorp, Inc.                                   3,107     131,426
#   Sandy Spring Bancorp, Inc.                              435,243  17,427,130
    SB Financial Group, Inc.                                 34,522     608,968
*   Security National Financial Corp. Class A                16,858     107,048
#*  Select Bancorp, Inc.                                     43,496     514,993
#   Selective Insurance Group, Inc.                       1,637,731  82,951,075
    Shore Bancshares, Inc.                                   56,837     959,977
#   SI Financial Group, Inc.                                 49,740     768,483
    Siebert Financial Corp.                                  39,339     157,749
#   Sierra Bancorp                                          280,054   7,673,480
#   Simmons First National Corp. Class A                    177,991   9,709,409
*   Southern First Bancshares, Inc.                          20,829     767,549
    Southern National Bancorp of Virginia, Inc.              35,343     598,004
    Southwest Bancorp, Inc.                                 515,626  13,457,839
    Southwest Georgia Financial Corp.                         1,652      32,544
#   State Auto Financial Corp.                              893,627  23,046,640
#   Sterling Bancorp                                      1,992,933  46,036,752
#   Stewart Information Services Corp.                      291,960  11,474,028
#*  Stifel Financial Corp.                                1,089,692  55,410,838
#   Summit State Bank                                        10,697     139,061
#   Sun Bancorp, Inc.                                        27,637     672,961
*   Sunshine Bancorp, Inc.                                      600      13,710
#   Sussex Bancorp                                           30,750     738,000
    TCF Financial Corp.                                   2,540,917  40,044,852
    Territorial Bancorp, Inc.                                80,409   2,422,723
#*  Third Point Reinsurance, Ltd.                           621,207   9,038,562
    Timberland Bancorp, Inc.                                188,335   5,077,512
#   Tiptree, Inc.                                           793,620   5,436,297
    Trico Bancshares                                         65,260   2,408,094
#*  TriState Capital Holdings, Inc.                           1,734      39,882
*   Triumph Bancorp, Inc.                                    83,113   2,360,409
#   Trustmark Corp.                                       1,388,839  44,387,294
#   Two River Bancorp                                        13,622     249,010
    Umpqua Holdings Corp.                                 1,164,661  21,592,815
#*  Unico American Corp.                                    142,667   1,326,803
#   Union Bankshares Corp.                                1,256,944  38,827,000
#   United Bancshares, Inc.                                   9,093     203,683
    United Community Bancorp                                  2,815      53,767
#   United Community Banks, Inc.                                646      17,933
    United Community Financial Corp.                        664,620   6,114,504

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Financial Bancorp, Inc.                     1,007,135 $   18,219,072
    United Fire Group, Inc.                              790,855     35,683,378
#   United Security Bancshares                            49,647        466,682
#   Unity Bancorp, Inc.                                   67,523      1,249,176
#   Univest Corp. of Pennsylvania                        192,894      5,883,267
#   Valley National Bancorp                            2,199,384     26,128,682
#   Virtus Investment Partners, Inc.                       9,303      1,095,893
    VSB Bancorp, Inc.                                        833         14,869
#   Washington Federal, Inc.                           2,995,613    100,203,255
#   Waterstone Financial, Inc.                           406,479      7,662,129
    Wayne Savings Bancshares, Inc.                        22,033        383,374
#   Webster Financial Corp.                              398,395     20,688,652
#   WesBanco, Inc.                                     1,049,887     40,137,180
    Western New England Bancorp, Inc.                    519,366      5,167,692
    Wintrust Financial Corp.                           1,394,086    104,988,617
#*  World Acceptance Corp.                               101,165      7,645,039
    WVS Financial Corp.                                    1,740         27,936
#*  Xenith Bankshares, Inc.                               46,247      1,303,240
                                                                 --------------
Total Financials                                                  3,757,020,014
                                                                 --------------
Health Care -- (4.5%)
#*  AAC Holdings, Inc.                                    14,819         92,915
#   Aceto Corp.                                          656,279     11,077,990
#*  Alere, Inc.                                          935,037     47,116,514
*   Allied Healthcare Products, Inc.                      38,802         81,484
#*  Allscripts Healthcare Solutions, Inc.              1,715,058     21,112,364
#*  Almost Family, Inc.                                  116,096      5,740,947
    Altimmune, Inc.                                        5,726         14,430
#*  AMAG Pharmaceuticals, Inc.                           497,564      9,777,133
*   American Shared Hospital Services                     87,469        328,009
#   Analogic Corp.                                       176,856     12,415,291
*   AngioDynamics, Inc.                                1,104,670     17,950,887
*   Applied Genetic Technologies Corp.                   165,250        784,938
#*  Brookdale Senior Living, Inc.                      4,418,854     62,747,727
#*  Community Health Systems, Inc.                     2,085,269     14,909,673
#   CONMED Corp.                                         701,415     35,996,618
#*  Cumberland Pharmaceuticals, Inc.                      36,546        245,589
*   Cutera, Inc.                                         147,470      3,841,593
#   Digirad Corp.                                        269,340      1,104,294
#*  Diplomat Pharmacy, Inc.                               76,506      1,214,150
#*  Emergent BioSolutions, Inc.                          109,152      3,969,858
#*  Endo International P.L.C.                          4,087,254     45,041,539
#   Ensign Group, Inc. (The)                              48,398      1,082,663
*   Exactech, Inc.                                       249,604      7,275,957
*   Five Star Senior Living, Inc.                        297,120        475,392
*   FONAR Corp.                                            5,391        138,549
#*  Halyard Health, Inc.                                 796,401     32,031,248
#*  Hanger, Inc.                                         324,130      3,759,908
#*  Harvard Bioscience, Inc.                             209,393        586,300
#*  Horizon Pharma P.L.C.                              1,277,680     15,306,606
#*  Impax Laboratories, Inc.                             846,511     16,379,988
*   InfuSystem Holdings, Inc.                              2,117          3,916
#*  Integer Holdings Corp.                               861,189     39,442,456

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#   Invacare Corp.                                         666,218 $ 10,426,312
    Kewaunee Scientific Corp.                               68,046    1,721,564
#*  Lannett Co., Inc.                                       77,899    1,585,245
#*  LHC Group, Inc.                                        218,129   12,629,669
#*  LifePoint Health, Inc.                               1,220,067   72,471,980
*   LivaNova P.L.C.                                        261,274   15,922,038
*   Magellan Health, Inc.                                  721,888   53,816,750
#*  MediciNova, Inc.                                         7,351       38,299
*   Merit Medical Systems, Inc.                            133,167    5,459,847
*   Micron Solutions, Inc.                                   2,937       11,631
#*  Misonix, Inc.                                          128,303    1,090,575
#*  Molina Healthcare, Inc.                                298,015   19,907,402
#*  Myriad Genetics, Inc.                                1,403,637   34,066,270
    National HealthCare Corp.                               93,819    6,114,184
*   Opko Health, Inc.                                      147,962      954,355
#   Owens & Minor, Inc.                                     59,934    1,931,673
#   PDL BioPharma, Inc.                                  2,934,237    6,660,718
#*  Pfenex, Inc.                                            78,224      340,274
*   PharMerica Corp.                                       791,123   19,896,743
#*  Providence Service Corp. (The)                          77,371    3,987,701
#*  Quorum Health Corp.                                    246,916      841,984
#*  RTI Surgical, Inc.                                   1,016,804    5,795,783
#*  Select Medical Holdings Corp.                        2,445,789   39,621,782
#*  Spectrum Pharmaceuticals, Inc.                         139,132    1,037,925
#*  Tivity Health, Inc.                                     51,392    2,037,693
#*  Triple-S Management Corp. Class B                      725,967   11,237,969
                                                                   ------------
Total Health Care                                                   741,653,292
                                                                   ------------
Industrials -- (15.1%)
    AAR Corp.                                            1,022,355   38,236,077
*   ACCO Brands Corp.                                    3,356,739   39,106,009
    Acme United Corp.                                        4,447      123,048
#*  Aegion Corp.                                         1,064,717   25,489,325
*   AeroCentury Corp.                                       31,474      402,867
#*  Aerovironment, Inc.                                    108,061    4,083,625
#   Air Lease Corp.                                        784,783   31,061,711
*   Air Transport Services Group, Inc.                     922,797   22,479,335
#   Aircastle, Ltd.                                      2,695,728   63,457,437
#   Alamo Group, Inc.                                      268,264   24,951,235
*   Alpha PRO Tech, Ltd.                                    81,726      281,955
#   AMERCO                                                  60,732   23,598,026
*   Ameresco, Inc. Class A                                 241,653    1,582,827
#   American Railcar Industries, Inc.                      444,443   16,342,169
*   AMREP Corp.                                              7,729       53,176
    ArcBest Corp.                                          818,892   22,765,198
#*  Armstrong Flooring, Inc.                               542,475    9,417,366
#*  Arotech Corp.                                          431,193    1,552,295
    Astec Industries, Inc.                                 304,600   15,312,242
#*  Atlas Air Worldwide Holdings, Inc.                     789,518   46,897,369
#*  Avalon Holdings Corp. Class A                           51,820      117,631
    Barnes Group, Inc.                                   1,100,530   66,229,895
*   Beacon Roofing Supply, Inc.                            447,965   20,575,032
#*  BMC Stock Holdings, Inc.                               281,138    6,185,036

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    Briggs & Stratton Corp.                              1,265,392 $ 29,635,481
#*  Broadwind Energy, Inc.                                 189,284      836,635
*   CAI International, Inc.                                466,932   12,247,626
*   CBIZ, Inc.                                           1,317,389   19,563,227
*   CDI Corp.                                              420,422    3,468,482
#   CECO Environmental Corp.                               388,312    3,751,094
#   Celadon Group, Inc.                                    751,178    3,417,860
#   Cemtrex, Inc.                                           13,570       45,324
#*  Chart Industries, Inc.                                 204,114    6,939,876
    Chicago Rivet & Machine Co.                             29,001    1,065,497
*   Civeo Corp.                                            656,410    1,266,871
#   Columbus McKinnon Corp.                                333,020    8,591,916
#   CompX International, Inc.                               67,191      974,270
*   Continental Materials Corp.                             14,260      317,998
    Copa Holdings SA Class A                               138,114   17,327,782
    Costamare, Inc.                                        523,261    3,364,568
#*  Covenant Transportation Group, Inc. Class A            298,665    5,599,969
#*  CPI Aerostructures, Inc.                                17,786      168,967
    CRA International, Inc.                                196,685    7,633,345
*   CSW Industrials, Inc.                                   25,621    1,000,500
#   Cubic Corp.                                            526,060   25,066,759
#*  DigitalGlobe, Inc.                                   2,340,325   81,677,342
#   DMC Global, Inc.                                       116,786    1,623,325
*   Ducommun, Inc.                                         320,003    9,267,287
*   DXP Enterprises, Inc.                                    3,269       93,461
    Eastern Co. (The)                                       75,582    2,199,436
#*  Echo Global Logistics, Inc.                            450,533    6,149,775
    Ecology and Environment, Inc. Class A                   35,051      438,138
    EMCOR Group, Inc.                                      129,131    8,716,343
#   Encore Wire Corp.                                      535,634   23,889,276
#*  Engility Holdings, Inc.                                 97,475    2,843,346
#   Ennis, Inc.                                            719,291   13,846,352
#   ESCO Technologies, Inc.                                496,116   30,610,357
#   Essendant, Inc.                                        866,645   10,815,730
#*  Esterline Technologies Corp.                         1,083,684  104,575,506
    Federal Signal Corp.                                   839,463   15,530,065
#*  Franklin Covey Co.                                     184,336    3,437,866
#   FreightCar America, Inc.                               321,859    5,291,362
*   FTI Consulting, Inc.                                 1,121,563   36,798,482
*   Fuel Tech, Inc.                                         41,703       36,282
#   GATX Corp.                                           1,562,725   96,623,287
*   Gencor Industries, Inc.                                171,916    2,759,252
#*  Gibraltar Industries, Inc.                             626,427   18,698,846
#*  Golden Ocean Group, Ltd.                                88,714      637,854
*   GP Strategies Corp.                                      9,103      260,801
    Graham Corp.                                            36,553      731,426
#   Granite Construction, Inc.                             447,949   21,958,460
#*  Great Lakes Dredge & Dock Corp.                      1,880,522    7,428,062
#   Greenbrier Cos., Inc. (The)                            646,093   29,074,185
#   Griffon Corp.                                        1,343,457   27,540,868
    Hardinge, Inc.                                         333,566    4,036,149
#   Heidrick & Struggles International, Inc.               358,216    6,483,710
#*  Heritage-Crystal Clean, Inc.                           160,344    3,014,467

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Hertz Global Holdings, Inc.                           2,511,297 $34,329,430
#*  Hill International, Inc.                                365,449   1,845,517
#   Houston Wire & Cable Co.                                126,360     726,570
*   Hub Group, Inc. Class A                                 616,755  21,000,508
#   Hudson Global, Inc.                                     367,232     492,091
    Hurco Cos., Inc.                                        168,466   5,550,955
#*  Huron Consulting Group, Inc.                            220,933   7,843,122
#   Hyster-Yale Materials Handling, Inc.                    267,911  18,984,173
*   ICF International, Inc.                                 537,360  24,315,540
#*  IES Holdings, Inc.                                       43,346     736,882
#*  InnerWorkings, Inc.                                     340,834   4,018,433
*   Intersections, Inc.                                      78,131     342,995
#   Kadant, Inc.                                            375,383  29,298,643
    Kelly Services, Inc. Class A                          1,044,101  23,252,129
#   Kelly Services, Inc. Class B                                567      12,803
*   Key Technology, Inc.                                     10,099     144,416
    Kimball International, Inc. Class B                      28,321     472,111
#*  Kirby Corp.                                             253,575  15,442,717
#*  KLX, Inc.                                               961,354  49,913,500
#   Korn/Ferry International                              1,488,218  49,780,892
*   Lawson Products, Inc.                                   176,642   4,071,598
#*  Layne Christensen Co.                                   284,315   3,010,896
    LS Starrett Co. (The) Class A                           179,394   1,435,152
#   LSI Industries, Inc.                                    358,611   3,001,574
*   Lydall, Inc.                                            170,714   8,450,343
#*  Manitex International, Inc.                              60,308     426,378
    Marten Transport, Ltd.                                1,405,071  22,410,882
#*  MasTec, Inc.                                            178,716   8,256,679
#*  Mastech Digital, Inc.                                    65,778     620,944
#   Matson, Inc.                                            415,426  11,715,013
#   McGrath RentCorp                                        432,569  15,369,177
    Miller Industries, Inc.                                 300,835   7,851,794
*   Mistras Group, Inc.                                       3,842      77,416
#   Mobile Mini, Inc.                                     1,268,392  39,066,474
*   Moog, Inc. Class A                                       76,149   5,659,394
*   MYR Group, Inc.                                         338,111  10,755,311
#   National Presto Industries, Inc.                          8,595     972,095
*   Navigant Consulting, Inc.                             1,407,655  23,831,599
*   NL Industries, Inc.                                     850,816   6,636,365
#   NN, Inc.                                                736,769  20,408,501
#*  Northwest Pipe Co.                                      185,480   2,802,603
#*  Orion Energy Systems, Inc.                               46,722      54,198
*   Orion Group Holdings, Inc.                              724,353   5,084,958
*   PAM Transportation Services, Inc.                       102,172   1,791,075
#   Park-Ohio Holdings Corp.                                160,310   6,372,323
*   Patriot Transportation Holding, Inc.                      2,456      49,132
*   Performant Financial Corp.                               30,372      60,744
*   Perma-Pipe International Holdings, Inc.                 203,998   1,611,584
#   Powell Industries, Inc.                                 201,304   6,411,532
#   Preformed Line Products Co.                              50,606   2,465,524
#   Quanex Building Products Corp.                          833,239  17,914,638
#*  Radiant Logistics, Inc.                                  91,585     396,563
*   RCM Technologies, Inc.                                  209,863   1,116,471

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    Regal Beloit Corp.                                   743,466 $   61,967,891
#   Resources Connection, Inc.                           418,551      5,587,656
#*  Revolution Lighting Technologies, Inc.                33,318        246,220
*   Roadrunner Transportation Systems, Inc.              754,115      5,263,723
*   RPX Corp.                                          1,451,308     19,839,380
*   Rush Enterprises, Inc. Class A                       847,841     36,567,382
#*  Rush Enterprises, Inc. Class B                       303,861     12,361,065
#*  Saia, Inc.                                           662,586     36,011,549
    Servotronics, Inc.                                    15,025        142,572
*   SIFCO Industries, Inc.                                65,652        439,868
#   SkyWest, Inc.                                      1,604,820     58,575,930
*   Sparton Corp.                                        183,481      4,231,072
#   Spartan Motors, Inc.                                 897,675      7,944,424
    Steelcase, Inc. Class A                              114,419      1,561,819
*   Sterling Construction Co., Inc.                       64,077        818,904
#   Supreme Industries, Inc. Class A                      12,264        184,451
#*  Team, Inc.                                           458,530      6,579,906
#   Terex Corp.                                        1,635,894     64,405,147
#   Tetra Tech, Inc.                                     441,250     20,937,312
#   Textainer Group Holdings, Ltd.                        37,910        614,142
*   Thermon Group Holdings, Inc.                           2,631         47,016
#   Titan International, Inc.                            694,250      8,851,687
*   Titan Machinery, Inc.                                135,496      2,418,604
#*  Transcat, Inc.                                        58,439        759,707
*   TriMas Corp.                                         624,666     15,210,617
#   Trinity Industries, Inc.                              93,024      2,549,788
#   Triton International, Ltd.                         1,169,834     42,184,214
#   Triumph Group, Inc.                                  278,615      7,132,544
#*  Tutor Perini Corp.                                 1,572,619     41,831,665
#*  Twin Disc, Inc.                                       94,703      1,602,375
*   Ultralife Corp.                                      228,996      1,580,072
#   UniFirst Corp.                                       255,989     36,414,435
#   Universal Forest Products, Inc.                      484,087     40,590,695
#*  USA Truck, Inc.                                      230,335      2,132,902
*   Vectrus, Inc.                                            255          8,673
#*  Veritiv Corp.                                        292,536     10,867,712
*   Versar, Inc.                                          25,041         29,298
    Viad Corp.                                           463,872     24,840,346
*   Virco Manufacturing Corp.                             47,331        257,954
#*  Volt Information Sciences, Inc.                      427,295      1,559,627
#   VSE Corp.                                             78,275      4,058,559
#   Wabash National Corp.                                802,896     15,319,256
#   Werner Enterprises, Inc.                           1,670,428     49,528,190
#*  Wesco Aircraft Holdings, Inc.                        787,438      8,543,702
*   WESCO International, Inc.                          1,544,991     79,180,789
*   Willis Lease Finance Corp.                           249,969      6,319,216
                                                                 --------------
Total Industrials                                                 2,486,434,444
                                                                 --------------
Information Technology -- (12.4%)
*   ADDvantage Technologies Group, Inc.                    4,523          6,875
*   Agilysys, Inc.                                       446,808      4,494,888
*   Alpha & Omega Semiconductor, Ltd.                    679,230     12,022,371
#*  Amkor Technology, Inc.                             3,937,886     40,835,878
*   Amtech Systems, Inc.                                   4,400         38,852

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Anixter International, Inc.                            237,529 $ 18,705,409
    AstroNova, Inc.                                        167,910    2,317,158
#*  Autobytel, Inc.                                         55,623      612,409
*   Aviat Networks, Inc.                                    49,180      925,076
    AVX Corp.                                            1,635,017   29,217,754
*   Aware, Inc.                                            655,871    3,017,007
*   AXT, Inc.                                              780,268    6,827,345
#*  Bankrate, Inc.                                       1,278,316   17,768,592
    Bel Fuse, Inc. Class A                                  13,612      295,380
#   Bel Fuse, Inc. Class B                                 183,597    4,635,824
#   Belden, Inc.                                            38,897    2,798,250
#*  Benchmark Electronics, Inc.                          1,761,669   59,280,162
#   Black Box Corp.                                          7,090       56,011
#*  Blucora, Inc.                                        1,168,611   26,176,886
    Brooks Automation, Inc.                              2,159,598   53,039,727
*   BSQUARE Corp.                                           84,739      483,012
*   CACI International, Inc. Class A                       849,691  106,296,344
*   Calix, Inc.                                            221,704    1,518,672
#*  Cars.com, Inc.                                          21,637      525,779
#   ClearOne, Inc.                                             898        8,800
#*  Coherent, Inc.                                         127,574   33,807,110
    Cohu, Inc.                                             810,812   14,772,995
    Communications Systems, Inc.                           151,079      649,640
#*  comScore, Inc.                                          32,276      968,958
#   Comtech Telecommunications Corp.                       734,457   13,220,226
    Concurrent Computer Corp.                              160,981    1,085,012
#   Convergys Corp.                                      3,556,089   85,239,453
#*  Cray, Inc.                                             410,794    8,462,356
#*  Cree, Inc.                                           3,155,360   81,755,378
    CSP, Inc.                                              128,131    1,314,624
#   CTS Corp.                                            1,059,955   23,319,010
#*  CyberOptics Corp.                                       11,275      186,038
#   Daktronics, Inc.                                        59,689      583,758
#*  Data I/O Corp.                                          28,200      221,652
*   Determine, Inc.                                          2,105        4,357
*   DHI Group, Inc.                                         91,021      200,246
*   Digi International, Inc.                               768,256    8,028,275
*   Diodes, Inc.                                           912,426   24,206,662
*   DSP Group, Inc.                                        545,798    6,877,055
*   Edgewater Technology, Inc.                             299,794    2,125,539
#*  Electro Scientific Industries, Inc.                    413,439    3,576,247
#*  ePlus, Inc.                                            416,388   33,685,789
*   Everi Holdings, Inc.                                   412,003    3,073,542
#*  FARO Technologies, Inc.                                206,727    8,165,717
#*  Finisar Corp.                                          110,563    3,009,525
#*  First Solar, Inc.                                      105,115    5,183,221
#*  FormFactor, Inc.                                     1,091,506   14,298,729
#*  Frequency Electronics, Inc.                            211,942    1,822,701
#*  GSI Technology, Inc.                                    10,009       72,665
#*  ID Systems, Inc.                                        20,358      139,045
#*  II-VI, Inc.                                            956,662   36,448,822
#*  Infinera Corp.                                         522,315    6,126,755
#*  Inseego Corp.                                           17,884       21,103

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                             1,098,126 $44,496,066
#*  Intelligent Systems Corp.                                27,446     100,178
*   inTEST Corp.                                              6,200      53,940
*   IntriCon Corp.                                           41,461     310,958
    IXYS Corp.                                              806,088  14,025,931
*   Kemet Corp.                                             414,917   6,991,351
*   Key Tronic Corp.                                        367,188   2,669,457
*   Kimball Electronics, Inc.                               798,917  15,538,936
#*  Knowles Corp.                                         1,109,576  16,810,076
*   Kulicke & Soffa Industries, Inc.                      2,045,534  44,060,802
#*  KVH Industries, Inc.                                    284,133   3,097,050
*   LGL Group, Inc. (The)                                     8,402      38,397
    ManTech International Corp. Class A                     768,540  30,526,409
#*  Meet Group, Inc.(The)                                 1,399,588   7,025,932
    MKS Instruments, Inc.                                   998,991  83,565,597
#*  ModusLink Global Solutions, Inc.                        117,289     197,046
#   MTS Systems Corp.                                        16,486     868,812
#*  NCI, Inc. Class A                                        30,335     605,183
#*  NeoPhotonics Corp.                                      567,432   4,579,176
#*  NETGEAR, Inc.                                           808,301  38,717,618
#*  Netscout Systems, Inc.                                1,692,817  58,402,187
    Network-1 Technologies, Inc.                             24,699     106,206
#*  NeuStar, Inc. Class A                                    59,075   1,973,105
*   Optical Cable Corp.                                     169,845     382,151
*   PAR Technology Corp.                                    169,861   1,521,955
#   Park Electrochemical Corp.                               98,999   1,860,191
#   PC Connection, Inc.                                     867,507  22,381,681
#   PC-Tel, Inc.                                            586,634   4,170,968
#*  PCM, Inc.                                               208,613   2,581,586
#*  Perceptron, Inc.                                        206,707   1,500,693
*   Perficient, Inc.                                        266,869   5,017,137
*   Photronics, Inc.                                      1,970,094  19,799,445
*   Plexus Corp.                                            935,463  50,150,171
*   PRGX Global, Inc.                                        28,353     177,206
#*  Qualstar Corp.                                           24,365     179,326
#*  QuinStreet, Inc.                                          7,502      29,183
#*  Rambus, Inc.                                              6,431      82,896
#*  RealNetworks, Inc.                                      453,132   1,971,124
#   Reis, Inc.                                              222,133   4,753,646
#   Relm Wireless Corp.                                     128,245     455,270
#   RF Industries, Ltd.                                      51,174      94,672
    Richardson Electronics, Ltd.                            332,888   1,950,724
*   Rogers Corp.                                            102,318  12,070,454
*   Rubicon Project, Inc. (The)                             879,679   4,134,491
*   Rudolph Technologies, Inc.                              463,787  11,478,728
*   Sanmina Corp.                                         2,606,192  93,431,983
*   ScanSource, Inc.                                        681,356  26,981,698
#*  SecureWorks Corp. Class A                                 7,707      84,315
#*  Sigma Designs, Inc.                                     903,434   5,872,321
*   Sigmatron International, Inc.                            16,500     137,940
#*  Sonus Networks, Inc.                                    563,189   3,846,581
*   StarTek, Inc.                                           207,137   2,547,785
*   Stratasys, Ltd.                                         322,539   7,737,711

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
#*  Super Micro Computer, Inc.                           773,777 $   20,775,912
*   Sykes Enterprises, Inc.                              980,333     33,331,322
#*  Synchronoss Technologies, Inc.                       654,172     11,042,423
    SYNNEX Corp.                                         627,085     74,572,948
#*  Tech Data Corp.                                    1,054,751    108,006,502
    Tessco Technologies, Inc.                            104,619      1,396,664
    TiVo Corp.                                         2,303,809     45,154,656
#*  Trio-Tech International                               43,033        201,825
    TSR, Inc.                                              1,145          4,866
#*  TTM Technologies, Inc.                             2,999,279     52,127,469
*   Ultra Clean Holdings, Inc.                           901,586     21,142,192
#*  Universal Security Instruments, Inc.                  23,516         56,436
#*  Veeco Instruments, Inc.                              268,017      8,254,924
#*  Virtusa Corp.                                        327,051     10,841,741
#   Vishay Intertechnology, Inc.                       4,923,147     87,878,174
*   Vishay Precision Group, Inc.                         375,616      6,573,280
#*  Wireless Telecom Group, Inc.                         137,594        203,639
*   Xcerra Corp.                                         677,303      6,576,612
    YuMe, Inc.                                            90,637        393,365
#*  Zynga, Inc. Class A                               16,279,450     58,768,815
                                                                 --------------
Total Information Technology                                      2,024,004,876
                                                                 --------------
Materials -- (4.5%)
#   A Schulman, Inc.                                     214,900      5,651,870
*   American Biltrite, Inc.                                  110         36,515
#   American Vanguard Corp.                              802,467     14,203,666
#   Ampco-Pittsburgh Corp.                               109,316      1,579,616
#*  Boise Cascade Co.                                    920,414     27,934,565
#   Calgon Carbon Corp.                                  525,636      8,410,176
#   Carpenter Technology Corp.                         1,553,506     62,808,248
#*  Century Aluminum Co.                               2,451,091     41,129,307
#*  Clearwater Paper Corp.                               303,077     14,896,234
#*  Coeur Mining, Inc.                                 1,984,020     16,427,686
#   Commercial Metals Co.                              4,169,164     77,546,450
#*  Core Molding Technologies, Inc.                      198,382      3,783,145
    Domtar Corp.                                       2,221,439     86,769,407
#   Ferroglobe P.L.C.                                    989,508     12,645,912
    Friedman Industries, Inc.                            182,776        990,646
#   FutureFuel Corp.                                     454,062      6,611,143
#   Gold Resource Corp.                                   58,579        248,375
#   Greif, Inc. Class A                                  663,984     37,242,863
#   Haynes International, Inc.                           322,851     10,098,779
#   Hecla Mining Co.                                  13,201,854     71,422,030
#   Kaiser Aluminum Corp.                                134,174     13,053,788
    KapStone Paper and Packaging Corp.                   434,583      9,934,567
#*  Kraton Corp.                                         793,648     29,523,706
#   Kronos Worldwide, Inc.                               168,618      3,594,936
#*  LSB Industries, Inc.                                 519,009      3,674,584
#   Materion Corp.                                       509,520     19,591,044
    Mercer International, Inc.                         1,151,724     12,668,964
    Minerals Technologies, Inc.                           56,740      4,017,192
*   Northern Technologies International Corp.              2,032         37,084
#   Olympic Steel, Inc.                                  306,873      5,244,460

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#   PH Glatfelter Co.                                    1,157,971 $ 23,703,666
#*  Platform Specialty Products Corp.                    1,256,454   17,602,920
#*  Real Industry, Inc.                                    120,508      355,499
#*  Resolute Forest Products, Inc.                       1,178,001    5,477,705
#   Schnitzer Steel Industries, Inc. Class A               401,200   10,350,960
    Stepan Co.                                              10,463      859,745
*   SunCoke Energy, Inc.                                 1,655,659   14,818,148
#*  Synalloy Corp.                                          47,971      542,072
#*  TimkenSteel Corp.                                      246,333    3,914,231
#*  Trecora Resources                                       15,700      181,335
#   Tredegar Corp.                                       1,120,298   16,916,500
#   Tronox, Ltd. Class A                                 2,103,345   40,762,826
#*  UFP Technologies, Inc.                                  57,601    1,661,789
    United States Lime & Minerals, Inc.                      1,889      153,425
#*  Universal Stainless & Alloy Products, Inc.             168,111    3,194,109
#*  Verso Corp. Class A                                    161,357      771,286
*   Webco Industries, Inc.                                   8,863      709,040
                                                                   ------------
Total Materials                                                     743,752,214
                                                                   ------------
Real Estate -- (0.2%)
    Alexander & Baldwin, Inc.                              301,688   12,649,778
#*  Altisource Asset Management Corp.                       11,688    1,075,296
#   Consolidated-Tomoka Land Co.                             8,039      445,682
*   Forestar Group, Inc.                                   169,490    2,906,754
#*  FRP Holdings, Inc.                                       2,669      123,174
#   Griffin Industrial Realty, Inc.                         20,682      665,754
#   RE/MAX Holdings, Inc. Class A                           65,175    3,789,926
#   Stratus Properties, Inc.                               127,528    3,653,677
#*  Tejon Ranch Co.                                         59,593    1,250,261
#*  Trinity Place Holdings, Inc.                           274,102    1,905,009
                                                                   ------------
Total Real Estate                                                    28,465,311
                                                                   ------------
Telecommunication Services -- (0.9%)
*   Alaska Communications Systems Group, Inc.              328,108      738,243
#   ATN International, Inc.                                298,327   17,302,966
    Consolidated Communications Holdings, Inc.             119,216    2,145,888
#   Frontier Communications Corp.                           37,058      567,358
*   General Communication, Inc. Class A                     97,150    4,145,391
*   Hawaiian Telcom Holdco, Inc.                            88,522    2,588,383
#   IDT Corp. Class B                                        9,031      133,749
#*  Iridium Communications, Inc.                         1,424,615   14,174,919
#   Spok Holdings, Inc.                                    546,358    8,960,271
    Telephone & Data Systems, Inc.                       2,774,878   78,889,782
#*  United States Cellular Corp.                           318,593   12,068,303
#   Windstream Holdings, Inc.                              292,605    1,108,973
                                                                   ------------
Total Telecommunication Services                                    142,824,226
                                                                   ------------
Utilities -- (0.0%)
#   Consolidated Water Co., Ltd.                           155,313    2,003,538
#   Ormat Technologies, Inc.                                44,096    2,614,893
#*  TerraForm Power, Inc. Class A                          200,821    2,691,001

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
#*    US Geothermal, Inc.                                12,607 $        55,597
                                                                ---------------
Total Utilities                                                       7,365,029
                                                                ---------------
TOTAL COMMON STOCKS                                              14,162,447,612
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      14,162,447,612
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                   141,163,237     141,163,237
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@  DFA Short Term Investment Fund                179,402,412   2,076,044,708
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $13,167,166,963)^^                                            $16,379,655,557
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------

Common Stocks
   Consumer
     Discretionary       $ 2,245,724,358 $    1,139,716   --    $ 2,246,864,074
   Consumer Staples          648,889,600             --   --        648,889,600
   Energy                  1,335,174,532             --   --      1,335,174,532
   Financials              3,757,020,014             --   --      3,757,020,014
   Health Care               741,653,292             --   --        741,653,292
   Industrials             2,486,434,444             --   --      2,486,434,444
   Information
     Technology            2,024,004,876             --   --      2,024,004,876
   Materials                 743,752,214             --   --        743,752,214
   Real Estate                28,465,311             --   --         28,465,311
   Telecommunication
     Services                142,824,226             --   --        142,824,226
   Utilities                   7,365,029             --   --          7,365,029
Temporary Cash
  Investments                141,163,237             --   --        141,163,237
Securities Lending
  Collateral                          --  2,076,044,708   --      2,076,044,708
Futures Contracts**            1,659,768             --   --          1,659,768
                         --------------- --------------   --    ---------------
TOTAL                    $14,304,130,901 $2,077,184,424   --    $16,381,315,325
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                         ------- ------------
COMMON STOCKS -- (90.3%)

Consumer Discretionary -- (14.1%)
#*  1-800-Flowers.com, Inc. Class A                       69,697 $    672,576
    A.H. Belo Corp. Class A                               15,518       82,245
    Aaron's, Inc.                                        127,302    5,891,537
#   Abercrombie & Fitch Co. Class A                       78,331      770,777
#   Adient P.L.C.                                         76,604    5,015,264
#   Adtalem Global Education, Inc.                       128,980    4,191,850
#   Advance Auto Parts, Inc.                              68,881    7,715,361
*   Amazon.com, Inc.                                     287,083  283,574,846
#   AMC Entertainment Holdings, Inc. Class A              60,684    1,237,954
#*  AMC Networks, Inc. Class A                            88,817    5,679,847
    AMCON Distributing Co.                                   247       23,947
#*  America's Car-Mart, Inc.                              14,655      574,476
#*  American Axle & Manufacturing Holdings, Inc.         188,647    2,780,657
#   American Eagle Outfitters, Inc.                      440,461    5,215,058
#*  American Outdoor Brands Corp.                        109,691    2,267,313
*   American Public Education, Inc.                       34,736      739,877
    Aramark                                              296,236   11,807,967
    Ark Restaurants Corp.                                  2,510       57,077
#*  Asbury Automotive Group, Inc.                         61,535    3,322,890
#*  Ascena Retail Group, Inc.                            268,682      628,716
*   Ascent Capital Group, Inc. Class A                    16,346      276,247
#   Autoliv, Inc.                                        111,526   12,088,303
#*  AutoNation, Inc.                                     183,214    7,764,609
#*  AutoZone, Inc.                                        13,837    7,469,489
#*  AV Homes, Inc.                                        12,507      200,737
*   Ballantyne Strong, Inc.                               10,077       68,524
#*  Barnes & Noble Education, Inc.                        80,650      583,099
    Barnes & Noble, Inc.                                 145,148    1,182,956
    Bassett Furniture Industries, Inc.                    10,416      387,475
    BBX Capital Corp.                                      1,495        9,209
#   Beasley Broadcast Group, Inc. Class A                  3,374       35,427
#*  Beazer Homes USA, Inc.                                46,462      616,086
#*  bebe stores, Inc.                                        798        4,676
#   Bed Bath & Beyond, Inc.                              285,903    8,548,500
*   Belmond, Ltd. Class A                                212,013    2,766,770
#   Best Buy Co., Inc.                                   648,225   37,817,446
#   Big 5 Sporting Goods Corp.                            38,061      409,156
#   Big Lots, Inc.                                       124,716    6,194,644
*   Biglari Holdings, Inc.                                     9        3,369
*   BJ's Restaurants, Inc.                                51,628    1,822,468
*   Black Diamond, Inc.                                    1,703       11,070
#   Bloomin' Brands, Inc.                                259,162    4,517,194
#   Bob Evans Farms, Inc.                                 39,564    2,737,038
*   Bojangles', Inc.                                       8,164      108,581
#   BorgWarner, Inc.                                     284,842   13,313,515
    Bowl America, Inc. Class A                             1,576       23,043
#   Boyd Gaming Corp.                                     37,566      941,404
#*  Bravo Brio Restaurant Group, Inc.                     27,568       95,110
*   Bridgepoint Education, Inc.                           80,909      785,626
*   Bright Horizons Family Solutions, Inc.               112,419    8,882,225
#   Brinker International, Inc.                           98,293    3,486,453

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Brunswick Corp.                                        162,972 $  9,225,845
#   Buckle, Inc. (The)                                      23,083      394,719
*   Buffalo Wild Wings, Inc.                                40,857    4,392,127
#*  Build-A-Bear Workshop, Inc.                             37,992      364,723
*   Burlington Stores, Inc.                                 64,846    5,643,547
#*  Cabela's, Inc.                                         138,627    7,898,966
#   Cable One, Inc.                                         10,919    8,297,348
#   CalAtlantic Group, Inc.                                243,305    8,540,005
    Caleres, Inc.                                           84,307    2,299,895
    Callaway Golf Co.                                      146,183    1,860,910
*   Cambium Learning Group, Inc.                            63,961      314,688
    Canterbury Park Holding Corp.                            2,402       27,863
    Capella Education Co.                                   25,866    1,776,994
*   Career Education Corp.                                 149,016    1,253,225
#*  CarMax, Inc.                                           205,886   13,639,947
    Carnival Corp.                                         196,669   13,133,556
#   Carriage Services, Inc.                                 41,320    1,007,795
#*  Carrols Restaurant Group, Inc.                          80,747      985,113
#   Carter's, Inc.                                         115,409   10,009,423
#   Cato Corp. (The) Class A                                45,681      777,034
*   Cavco Industries, Inc.                                  14,281    1,862,242
    CBS Corp. Class B                                      260,815   17,169,451
    CBS Corp. Class A                                        9,684      640,016
#*  Central European Media Enterprises, Ltd. Class A        30,475      132,566
#*  Century Communities, Inc.                                4,752      123,077
*   Charter Communications, Inc. Class A                   148,491   58,195,108
#   Cheesecake Factory, Inc. (The)                         101,554    4,831,939
*   Cherokee, Inc.                                           7,301       38,330
#   Chico's FAS, Inc.                                      278,064    2,544,286
#   Children's Place, Inc. (The)                            46,632    4,926,671
#*  Chipotle Mexican Grill, Inc.                            16,056    5,519,571
    Choice Hotels International, Inc.                       89,072    5,758,505
#*  Christopher & Banks Corp.                               36,826       51,925
#   Churchill Downs, Inc.                                    5,206      973,782
#*  Chuy's Holdings, Inc.                                   28,968      682,196
#   Cinemark Holdings, Inc.                                255,575    9,941,867
    Citi Trends, Inc.                                       33,816      749,024
    Clear Channel Outdoor Holdings, Inc. Class A            51,644      261,835
    ClubCorp Holdings, Inc.                                133,820    2,268,249
#   Coach, Inc.                                            306,632   14,454,632
    Collectors Universe, Inc.                               11,724      291,693
#   Columbia Sportswear Co.                                110,741    6,708,690
    Comcast Corp. Class A                                4,062,752  164,338,318
#*  Conn's, Inc.                                            29,186      624,580
#   Cooper Tire & Rubber Co.                               122,885    4,491,447
#*  Cooper-Standard Holdings, Inc.                          40,489    4,140,405
#   Core-Mark Holding Co., Inc.                             75,914    2,783,766
#   Cracker Barrel Old Country Store, Inc.                  57,805    8,985,787
*   Crocs, Inc.                                            125,507      996,526
    CSS Industries, Inc.                                     6,218      166,456
    Culp, Inc.                                              27,347      820,410
    Dana, Inc.                                             380,209    9,018,557
    Darden Restaurants, Inc.                               130,879   10,978,131

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
*   Dave & Buster's Entertainment, Inc.                     98,933 $ 6,144,729
#*  Deckers Outdoor Corp.                                   63,998   4,150,910
*   Del Frisco's Restaurant Group, Inc.                     24,225     343,995
#*  Del Taco Restaurants, Inc.                              24,046     314,762
    Delphi Automotive P.L.C.                               183,223  16,567,024
#*  Delta Apparel, Inc.                                      6,441     135,454
#*  Denny's Corp.                                          137,016   1,556,502
*   Destination Maternity Corp.                             10,940      16,738
#*  Destination XL Group, Inc.                              56,418     112,836
#   Dick's Sporting Goods, Inc.                            194,598   7,266,289
#   Dillard's, Inc. Class A                                 74,845   5,525,058
#   DineEquity, Inc.                                        39,524   1,626,017
#*  Discovery Communications, Inc. Class A                 280,386   6,897,496
#*  Discovery Communications, Inc. Class B                   1,400      37,905
*   Discovery Communications, Inc. Class C                 376,739   8,713,973
#*  DISH Network Corp. Class A                             151,631   9,708,933
*   Dixie Group, Inc. (The)                                  4,689      19,928
#   Dollar General Corp.                                   260,085  19,547,989
*   Dollar Tree, Inc.                                      366,723  26,433,394
#   Domino's Pizza, Inc.                                    49,930   9,311,945
#*  Dorman Products, Inc.                                   59,731   4,663,796
    Dover Motorsports, Inc.                                  3,182       6,523
    DR Horton, Inc.                                        376,843  13,449,527
#   DSW, Inc. Class A                                      153,086   2,761,671
#*  Duluth Holdings, Inc. Class B                            5,670     109,885
#   Dunkin' Brands Group, Inc.                             146,856   7,787,774
#   Educational Development Corp.                            1,932      19,706
*   El Pollo Loco Holdings, Inc.                             1,300      16,900
#*  Eldorado Resorts, Inc.                                  38,221     779,708
*   Emerson Radio Corp.                                     14,810      18,809
#   Entercom Communications Corp. Class A                   24,588     242,192
    Entravision Communications Corp. Class A               134,322     873,093
#   Escalade, Inc.                                           9,623     118,844
#   Ethan Allen Interiors, Inc.                             46,808   1,500,196
#*  Etsy, Inc.                                              45,741     657,298
*   EVINE Live, Inc.                                        36,640      43,602
#*  EW Scripps Co. (The) Class A                           124,552   2,447,447
#   Expedia, Inc.                                          102,962  16,110,464
*   Express, Inc.                                          165,815   1,004,839
    Extended Stay America, Inc.                            187,275   3,702,427
#*  Famous Dave's of America, Inc.                           4,605      16,118
#*  Fiesta Restaurant Group, Inc.                           34,603     581,330
#   Finish Line, Inc. (The) Class A                         85,507   1,176,576
#*  Five Below, Inc.                                        82,125   3,967,459
    Flanigan's Enterprises, Inc.                               300       8,040
    Flexsteel Industries, Inc.                               7,284     407,758
#   Foot Locker, Inc.                                      151,452   7,147,020
#   Ford Motor Co.                                       3,165,431  35,516,136
#*  Fossil Group, Inc.                                      87,105     979,931
#*  Fox Factory Holding Corp.                               71,197   2,737,525
*   Francesca's Holdings Corp.                             109,220   1,062,711
#   Fred's, Inc. Class A                                    70,219     475,383
#*  FTD Cos., Inc.                                          32,986     648,175

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
*   Full House Resorts, Inc.                                 1,684 $      4,294
#*  G-III Apparel Group, Ltd.                               97,267    2,531,860
#   GameStop Corp. Class A                                 214,131    4,644,501
#   Gannett Co., Inc.                                      238,768    2,141,749
#   Gap, Inc. (The)                                        678,461   16,167,726
#   Garmin, Ltd.                                           174,030    8,734,566
    General Motors Co.                                   1,146,850   41,263,663
*   Genesco, Inc.                                           32,731    1,050,665
#   Gentex Corp.                                           548,219    9,330,687
#*  Gentherm, Inc.                                          75,108    2,512,363
#   Genuine Parts Co.                                      166,390   14,131,503
    Goodyear Tire & Rubber Co. (The)                       438,261   13,809,604
#*  GoPro, Inc. Class A                                    153,221    1,262,541
    Graham Holdings Co. Class B                              6,375    3,776,550
#*  Grand Canyon Education, Inc.                            98,981    7,282,032
*   Gray Television, Inc.                                  124,563    1,855,989
*   Gray Television, Inc. Class A                              600        7,695
*   Green Brick Partners, Inc.                                 767        8,629
#   Group 1 Automotive, Inc.                                39,074    2,326,857
#   Guess?, Inc.                                           147,156    1,921,857
#   H&R Block, Inc.                                        321,156    9,795,258
#*  Habit Restaurants, Inc. (The) Class A                      599        9,854
#   Hanesbrands, Inc.                                      315,772    7,237,494
#   Harley-Davidson, Inc.                                  231,402   11,262,335
*   Harte-Hanks, Inc.                                       96,471       93,095
    Hasbro, Inc.                                            90,479    9,579,917
    Haverty Furniture Cos., Inc.                            36,868      820,313
    Haverty Furniture Cos., Inc. Class A                     1,608       35,979
*   Helen of Troy, Ltd.                                     52,765    5,316,074
*   Hibbett Sports, Inc.                                    31,456      490,714
*   Hilton Grand Vacations, Inc.                            80,941    2,975,391
    Hilton Worldwide Holdings, Inc.                        211,231   13,208,274
    Home Depot, Inc. (The)                                 854,956  127,901,418
    Hooker Furniture Corp.                                  21,548      909,326
#*  Horizon Global Corp.                                    29,401      409,850
#*  Houghton Mifflin Harcourt Co.                          189,094    2,259,673
#*  Hovnanian Enterprises, Inc. Class A                      8,847       19,463
#   HSN, Inc.                                               75,351    2,987,667
#*  Hyatt Hotels Corp. Class A                              43,272    2,404,625
#*  Iconix Brand Group, Inc.                                60,513      403,622
#   ILG, Inc.                                              198,189    5,253,990
#*  IMAX Corp.                                              24,486      524,000
#*  Installed Building Products, Inc.                       49,082    2,640,612
#   International Game Technology P.L.C.                    57,160    1,088,326
#   Interpublic Group of Cos., Inc. (The)                  458,604    9,910,432
*   Intrawest Resorts Holdings, Inc.                         2,217       52,654
#*  iRobot Corp.                                            37,940    4,003,049
*   J Alexander's Holdings, Inc.                            11,747      123,931
#   Jack in the Box, Inc.                                   57,377    5,322,291
#*  JAKKS Pacific, Inc.                                     12,915       42,620
#*  Jamba, Inc.                                             17,844      155,421
#*  JC Penney Co., Inc.                                    553,231    2,992,980
#   John Wiley & Sons, Inc. Class A                         91,631    5,062,613

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
            John Wiley & Sons, Inc. Class B                   4,638 $   256,667
            Johnson Outdoors, Inc. Class A                   13,524     683,232
*           K12, Inc.                                        78,925   1,397,762
#           KB Home                                          62,897   1,441,599
#*          Kirkland's, Inc.                                 30,870     288,634
#           Kohl's Corp.                                    322,327  13,328,221
#*          Kona Grill, Inc.                                  4,321      11,451
*           Koss Corp.                                        1,533       2,744
#           L Brands, Inc.                                  108,943   5,053,866
*           La Quinta Holdings, Inc.                        222,123   3,311,854
            La-Z-Boy, Inc.                                   98,487   3,328,861
*           Lakeland Industries, Inc.                        13,493     203,070
*           Lands' End, Inc.                                 22,424     302,724
            Las Vegas Sands Corp.                           292,372  18,013,039
(degrees)*  Lazare Kaplan International, Inc.                 1,600         225
#           LCI Industries                                   51,147   5,459,942
            Lear Corp.                                      136,941  20,293,287
#*          Lee Enterprises, Inc.                            20,446      37,825
#           Leggett & Platt, Inc.                           146,282   7,047,867
            Lennar Corp. Class A                            195,088  10,230,415
            Lennar Corp. Class B                             17,482     777,425
            Libbey, Inc.                                     57,764     519,876
*           Liberty Broadband Corp. Class A                  29,893   2,957,016
#*          Liberty Broadband Corp. Class C                  95,289   9,450,763
*           Liberty Expedia Holdings, Inc. Class A           51,899   2,960,838
#*          Liberty Interactive Corp., QVC Group Class A    482,270  11,545,544
#*          Liberty Interactive Corp., QVC Group Class B      1,148      28,476
#*          Liberty Media Corp.-Liberty Braves Class A        5,907     149,093
*           Liberty Media Corp.-Liberty Braves Class B          239       6,606
#*          Liberty Media Corp.-Liberty Braves Class C       12,726     321,077
#*          Liberty Media Corp.-Liberty Formula One Class A  14,769     498,454
*           Liberty Media Corp.-Liberty Formula One Class C  31,815   1,118,934
*           Liberty Media Corp.-Liberty SiriusXM Class A     59,077   2,725,222
*           Liberty Media Corp.-Liberty SiriusXM Class B      2,392     112,269
*           Liberty Media Corp.-Liberty SiriusXM Class C    127,261   5,854,006
#*          Liberty TripAdvisor Holdings, Inc. Class A      113,794   1,337,079
*           Liberty TripAdvisor Holdings, Inc. Class B          694       9,091
#*          Liberty Ventures Series A                       110,454   6,691,303
            Lifetime Brands, Inc.                            11,349     215,064
#           Lions Gate Entertainment Corp. Class A           93,051   2,735,699
#*          Lions Gate Entertainment Corp. Class B          129,143   3,552,724
#           Lithia Motors, Inc. Class A                      54,061   5,581,798
#*          Live Nation Entertainment, Inc.                 297,587  11,091,067
*           LKQ Corp.                                       386,693  13,364,110
            Lowe's Cos., Inc.                               576,314  44,606,704
#*          Luby's, Inc.                                     41,043     117,793
#*          Lululemon Athletica, Inc.                        91,329   5,629,520
#*          Lumber Liquidators Holdings, Inc.                22,193     548,389
*           M/I Homes, Inc.                                  45,749   1,186,729
#           Macy's, Inc.                                    638,353  15,160,884
*           Madison Square Garden Co. (The) Class A          34,901   7,668,448
*           Malibu Boats, Inc. Class A                       27,442     785,116
            Marcus Corp. (The)                               18,604     506,029

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#                   Marine Products Corp.                    11,488 $   166,806
#*                  MarineMax, Inc.                          52,055     778,222
                    Marriott International, Inc. Class A    209,876  21,866,980
#                   Marriott Vacations Worldwide Corp.       58,716   6,860,965
#                   Mattel, Inc.                            215,877   4,321,858
#*                  McClatchy Co. (The) Class A               6,581      52,648
                    McDonald's Corp.                        529,832  82,198,136
#                   MDC Holdings, Inc.                      108,138   3,708,052
(degrees)(degrees)  Media General, Inc.                      34,446      69,581
#                   Meredith Corp.                           84,267   5,009,673
#*                  Meritage Homes Corp.                     85,142   3,469,536
#                   MGM Resorts International               434,678  14,313,947
#*                  Michael Kors Holdings, Ltd.             193,823   7,062,910
#*                  Michaels Cos., Inc. (The)               171,637   3,456,769
*                   Modine Manufacturing Co.                 89,147   1,448,639
*                   Mohawk Industries, Inc.                 104,857  26,108,344
*                   Monarch Casino & Resort, Inc.             6,425     212,603
#                   Monro Muffler Brake, Inc.                48,803   2,274,220
#*                  Motorcar Parts of America, Inc.          40,000   1,118,800
                    Movado Group, Inc.                       25,811     634,951
*                   MSG Networks, Inc. Class A              123,281   2,638,213
#*                  Murphy USA, Inc.                         90,948   6,887,492
#                   NACCO Industries, Inc. Class A            7,497     491,803
#*                  Nathan's Famous, Inc.                     6,973     435,812
#                   National CineMedia, Inc.                106,437     761,025
#*                  Nautilus, Inc.                           63,178   1,111,933
*                   Netflix, Inc.                           132,622  24,092,113
*                   Nevada Gold & Casinos, Inc.                 700       1,666
*                   New Home Co., Inc. (The)                  5,300      57,293
#                   New Media Investment Group, Inc.          2,726      38,000
#*                  New York & Co., Inc.                     53,002      82,683
                    New York Times Co. (The) Class A        257,626   4,894,894
                    Newell Brands, Inc.                     131,705   6,943,488
                    News Corp. Class A                      283,882   4,062,351
#                   News Corp. Class B                      134,637   1,979,164
#                   Nexstar Media Group, Inc. Class A       104,793   6,853,462
                    NIKE, Inc. Class B                      786,388  46,436,211
                    Nobility Homes, Inc.                      1,105      19,780
#                   Nordstrom, Inc.                         187,274   9,095,898
#*                  Norwegian Cruise Line Holdings, Ltd.    310,185  17,081,888
#                   Nutrisystem, Inc.                        47,455   2,645,616
*                   NVR, Inc.                                 4,716  12,310,835
#*                  O'Reilly Automotive, Inc.                65,153  13,310,758
                    Office Depot, Inc.                      810,261   4,756,232
#*                  Ollie's Bargain Outlet Holdings, Inc.    76,271   3,409,314
#                   Omnicom Group, Inc.                     214,687  16,904,454
#*                  Overstock.com, Inc.                      60,926     974,816
                    Oxford Industries, Inc.                  35,640   2,249,953
                    P&F Industries, Inc. Class A                504       3,039
#                   Papa John's International, Inc.          60,974   4,349,275
#*                  Party City Holdco, Inc.                  19,247     268,496
#*                  Penn National Gaming, Inc.              113,225   2,282,616
#                   Penske Automotive Group, Inc.           178,978   7,792,702

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
*   Perfumania Holdings, Inc.                                2,203 $     3,437
*   Perry Ellis International, Inc.                         13,637     267,831
    PetMed Express, Inc.                                    25,613   1,217,642
*   PICO Holdings, Inc.                                     43,884     713,115
#   Pier 1 Imports, Inc.                                   171,660     791,353
#*  Pinnacle Entertainment, Inc.                            63,869   1,213,511
#   Planet Fitness, Inc. Class A                           131,079   2,970,250
#   Polaris Industries, Inc.                               142,717  12,796,006
#   Pool Corp.                                              62,397   6,746,364
#*  Potbelly Corp.                                           4,369      50,243
*   Priceline Group, Inc. (The)                             24,633  49,968,040
    PulteGroup, Inc.                                       353,730   8,638,087
    PVH Corp.                                               89,108  10,629,693
*   QEP Co., Inc.                                              352       9,126
#   Ralph Lauren Corp.                                      60,420   4,570,773
    RCI Hospitality Holdings, Inc.                           7,842     177,935
*   Reading International, Inc. Class A                     10,059     160,542
*   Red Lion Hotels Corp.                                   13,744      98,270
#*  Red Robin Gourmet Burgers, Inc.                         27,494   1,644,141
#   Red Rock Resorts, Inc. Class A                          27,432     655,625
#   Regal Entertainment Group Class A                      237,442   4,516,147
#*  Regis Corp.                                             52,558     553,436
#   Rent-A-Center, Inc.                                     88,792   1,173,830
#*  RH                                                      58,951   3,839,479
    Rocky Brands, Inc.                                       7,436     103,732
    Ross Stores, Inc.                                      268,071  14,829,688
    Royal Caribbean Cruises, Ltd.                          203,609  23,022,070
*   Ruby Tuesday, Inc.                                     103,784     209,644
    Ruth's Hospitality Group, Inc.                          75,157   1,503,140
    Saga Communications, Inc. Class A                        1,544      59,984
    Salem Media Group, Inc.                                 12,181      87,094
#*  Sally Beauty Holdings, Inc.                            203,271   4,112,172
    Scholastic Corp.                                        48,999   2,030,029
#*  Scientific Games Corp. Class A                         132,363   4,904,049
#   Scripps Networks Interactive, Inc. Class A             118,608  10,367,525
#   SeaWorld Entertainment, Inc.                           180,426   2,774,952
#*  Select Comfort Corp.                                    98,868   3,342,727
#*  Sequential Brands Group, Inc.                            2,521       8,092
#   Service Corp. International                            332,531  11,548,802
#*  ServiceMaster Global Holdings, Inc.                    264,056  11,607,902
#*  Shake Shack, Inc. Class A                                7,132     235,427
*   Shiloh Industries, Inc.                                 18,572     137,804
#   Shoe Carnival, Inc.                                     23,587     430,699
*   Shutterfly, Inc.                                        60,288   2,956,524
#   Signet Jewelers, Ltd.                                  144,033   8,809,058
#   Sinclair Broadcast Group, Inc. Class A                 180,755   6,516,218
#   Sirius XM Holdings, Inc.                             1,507,494   8,833,915
#   Six Flags Entertainment Corp.                          147,192   8,370,809
*   Skechers U.S.A., Inc. Class A                          268,327   7,537,305
*   Skyline Corp.                                            4,311      32,203
#   Sonic Automotive, Inc. Class A                          76,409   1,386,823
#   Sonic Corp.                                             70,548   1,669,166
#*  Sotheby's                                               99,510   5,631,271

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc.                               36,358 $   772,971
#*  Sportsman's Warehouse Holdings, Inc.                     23,006     104,217
#   Stage Stores, Inc.                                       63,240     125,848
    Standard Motor Products, Inc.                            45,293   2,281,861
    Stanley Furniture Co., Inc.                               8,749      11,024
    Staples, Inc.                                           453,819   4,606,263
    Starbucks Corp.                                       1,007,502  54,384,958
#   Stein Mart, Inc.                                        100,423     139,588
*   Steven Madden, Ltd.                                     122,039   5,003,599
*   Stoneridge, Inc.                                         65,714   1,002,796
    Strattec Security Corp.                                   3,761     133,515
#   Strayer Education, Inc.                                  25,244   1,984,683
#   Sturm Ruger & Co., Inc.                                  34,520   1,988,352
    Superior Industries International, Inc.                  24,359     476,218
#   Superior Uniform Group, Inc.                             13,906     310,521
*   Sypris Solutions, Inc.                                   12,624      21,019
#   Tailored Brands, Inc.                                    16,160     202,646
*   Tandy Leather Factory, Inc.                              14,264     126,236
#   Target Corp.                                            360,473  20,428,005
*   Taylor Morrison Home Corp. Class A                       63,240   1,430,489
#   TEGNA, Inc.                                             469,266   6,959,215
#*  Tempur Sealy International, Inc.                        114,095   6,579,859
#   Tenneco, Inc.                                           130,536   7,218,641
*   Tesla, Inc.                                              28,532   9,229,246
    Texas Roadhouse, Inc.                                   132,920   6,287,116
    Thor Industries, Inc.                                   132,613  13,970,780
#   Tiffany & Co.                                           148,446  14,178,077
#   Tile Shop Holdings, Inc.                                 60,602     884,789
    Tilly's, Inc. Class A                                     9,547      95,279
    Time Warner, Inc.                                       482,981  49,466,914
    Time, Inc.                                              122,571   1,722,123
    TJX Cos., Inc. (The)                                    448,771  31,553,089
#   Toll Brothers, Inc.                                     264,262  10,197,871
*   TopBuild Corp.                                           57,766   3,048,889
    Tower International, Inc.                                42,740   1,055,678
*   Town Sports International Holdings, Inc.                 17,552      96,536
#   Tractor Supply Co.                                      111,922   6,281,063
*   Trans World Entertainment Corp.                             200         350
#*  TRI Pointe Group, Inc.                                  250,934   3,337,422
    Tribune Media Co. Class A                                 3,527     148,663
#*  TripAdvisor, Inc.                                        73,293   2,859,893
*   tronc, Inc.                                                 800      10,216
#*  Tuesday Morning Corp.                                    36,500      67,525
#   Tupperware Brands Corp.                                  71,196   4,322,309
    Twenty-First Century Fox, Inc. Class A                  624,367  18,169,080
    Twenty-First Century Fox, Inc. Class B                  306,574   8,795,608
*   Ulta Salon Cosmetics & Fragrance, Inc.                   56,616  14,222,505
#*  Under Armour, Inc. Class A                              100,646   2,014,933
#*  Under Armour, Inc. Class C                              101,636   1,840,628
*   Unifi, Inc.                                              21,475     703,521
#*  Universal Electronics, Inc.                              21,364   1,462,366
*   Universal Technical Institute, Inc.                      16,908      60,192
#*  Urban One, Inc.                                          16,485      31,322

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Urban Outfitters, Inc.                               267,944 $    5,249,023
*   US Auto Parts Network, Inc.                           19,452         50,770
#   Vail Resorts, Inc.                                    49,113     10,351,056
*   Vera Bradley, Inc.                                    15,343        154,657
#   VF Corp.                                             147,303      9,160,774
#   Viacom, Inc. Class A                                  15,171        614,425
    Viacom, Inc. Class B                                 622,855     21,750,097
#*  Vista Outdoor, Inc.                                   95,203      2,198,237
*   Visteon Corp.                                         77,200      8,610,888
*   Vitamin Shoppe, Inc.                                  50,468        555,148
*   VOXX International Corp.                              40,550        271,685
    Walt Disney Co. (The)                                966,747    106,274,498
*   Wayfair, Inc. Class A                                 22,030      1,681,990
#*  Weight Watchers International, Inc.                   38,632      1,383,798
#   Wendy's Co. (The)                                    736,689     11,374,478
    West Marine, Inc.                                     27,027        348,378
#   Weyco Group, Inc.                                      6,018        167,782
#   Whirlpool Corp.                                      129,777     23,084,733
#*  William Lyon Homes Class A                            43,343        979,985
#   Williams-Sonoma, Inc.                                225,120     10,452,322
#*  Wingstop, Inc.                                        45,134      1,354,471
    Winmark Corp.                                          5,255        699,178
#   Winnebago Industries, Inc.                            64,407      2,370,178
    Wolverine World Wide, Inc.                           179,001      5,047,828
#   World Wrestling Entertainment, Inc. Class A           18,501        391,481
    Wyndham Worldwide Corp.                              125,417     13,089,772
#   Wynn Resorts, Ltd.                                    89,789     11,613,309
    Yum! Brands, Inc.                                    231,951     17,507,661
#*  ZAGG, Inc.                                            63,757        538,747
#*  Zumiez, Inc.                                          40,573        515,277
                                                                 --------------
Total Consumer Discretionary                                      2,995,819,956
                                                                 --------------
Consumer Staples -- (6.9%)
#   Alico, Inc.                                            8,044        242,929
#*  Alliance One International, Inc.                       8,251        125,415
    Altria Group, Inc.                                 1,353,494     87,936,505
    Andersons, Inc. (The)                                 56,033      1,930,337
    Archer-Daniels-Midland Co.                           298,586     12,594,357
#*  Avon Products, Inc.                                  696,664      2,535,857
#   B&G Foods, Inc.                                      121,486      4,403,868
#*  Blue Buffalo Pet Products, Inc.                      248,153      5,551,183
#*  Boston Beer Co., Inc. (The) Class A                   18,943      2,970,262
*   Bridgford Foods Corp.                                  2,501         27,911
#   British American Tobacco P.L.C. Sponsored ADR        134,196      8,389,959
#   Brown-Forman Corp. Class A                            42,577      2,194,419
#   Brown-Forman Corp. Class B                           215,207     10,631,226
    Bunge, Ltd.                                          170,891     13,396,146
#*  Cal-Maine Foods, Inc.                                 97,242      3,709,782
#   Calavo Growers, Inc.                                  29,788      2,205,801
#   Campbell Soup Co.                                    288,418     15,237,123
#   Casey's General Stores, Inc.                          77,716      8,296,183
*   CCA Industries, Inc.                                   3,400         12,070
#*  Central Garden & Pet Co.                              22,273        712,736

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
*   Central Garden & Pet Co. Class A                        77,785 $  2,392,667
#*  Chefs' Warehouse, Inc. (The)                            46,636      676,222
    Church & Dwight Co., Inc.                              186,659    9,958,258
    Clorox Co. (The)                                       123,182   16,443,565
#   Coca-Cola Bottling Co. Consolidated                     17,721    4,254,635
    Coca-Cola Co. (The)                                  2,498,932  114,551,043
*   Coffee Holding Co., Inc.                                   300        1,248
    Colgate-Palmolive Co.                                  470,121   33,942,736
    Conagra Brands, Inc.                                   283,233    9,697,898
    Constellation Brands, Inc. Class A                      84,709   16,378,485
    Constellation Brands, Inc. Class B                       3,160      619,613
    Costco Wholesale Corp.                                 310,004   49,138,734
#   Coty, Inc. Class A                                     471,712    9,660,662
#*  Craft Brew Alliance, Inc.                               31,258      547,015
#*  Crimson Wine Group, Ltd.                                15,327      163,999
    CVS Health Corp.                                       707,939   56,585,564
*   Cyanotech Corp.                                            800        2,680
#*  Darling Ingredients, Inc.                              297,438    4,839,316
#   Dean Foods Co.                                         225,617    3,384,255
#   Dr Pepper Snapple Group, Inc.                          173,793   15,842,970
#*  Edgewell Personal Care Co.                             100,874    7,283,103
    Energizer Holdings, Inc.                                90,552    4,171,731
#   Estee Lauder Cos., Inc. (The) Class A                  126,846   12,556,486
#*  Farmer Brothers Co.                                     30,103      937,708
#   Flowers Foods, Inc.                                    393,100    6,914,629
#   Fresh Del Monte Produce, Inc.                           84,630    4,355,906
#   General Mills, Inc.                                    364,131   20,267,531
#*  Hain Celestial Group, Inc. (The)                       139,593    6,241,203
#*  Herbalife, Ltd.                                        126,240    8,396,222
    Hershey Co. (The)                                       86,560    9,115,634
#   Hormel Foods Corp.                                     405,248   13,847,324
*   Hostess Brands, Inc.                                    96,932    1,481,121
*   HRG Group, Inc.                                        407,814    6,757,478
    Ingles Markets, Inc. Class A                            26,536      782,812
    Ingredion, Inc.                                        118,812   14,651,896
    Inter Parfums, Inc.                                     57,881    2,245,783
#*  Inventure Foods, Inc.                                    4,338       16,918
#   J&J Snack Foods Corp.                                   27,447    3,606,536
    JM Smucker Co. (The)                                   138,042   16,827,320
#   John B. Sanfilippo & Son, Inc.                          16,205    1,042,306
#   Kellogg Co.                                            154,484   10,504,912
    Kimberly-Clark Corp.                                   225,959   27,829,110
    Kraft Heinz Co. (The)                                  323,151   28,262,786
    Kroger Co. (The)                                       601,352   14,745,151
    Lamb Weston Holdings, Inc.                             102,811    4,521,628
    Lancaster Colony Corp.                                  53,444    6,553,303
#*  Landec Corp.                                            54,500      670,350
#*  Lifeway Foods, Inc.                                      3,699       33,920
    Limoneira Co.                                              244        5,553
    Mannatech, Inc.                                          1,435       23,319
#   McCormick & Co., Inc. Non-Voting                        88,831    8,465,594
#   McCormick & Co., Inc. Voting                             4,298      409,513
    Medifast, Inc.                                          28,398    1,212,311

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   MGP Ingredients, Inc.                                   41,925 $  2,471,898
    Molson Coors Brewing Co. Class A                         1,162      107,537
    Molson Coors Brewing Co. Class B                       227,693   20,260,123
    Mondelez International, Inc. Class A                   769,711   33,882,678
*   Monster Beverage Corp.                                 212,304   11,199,036
#   National Beverage Corp.                                 41,682    4,256,566
*   Natural Alternatives International, Inc.                 2,740       27,400
#*  Natural Grocers by Vitamin Cottage, Inc.                 5,731       50,490
#   Natural Health Trends Corp.                             13,193      324,944
    Nature's Sunshine Products, Inc.                           200        2,530
#   Nu Skin Enterprises, Inc. Class A                      103,565    6,561,878
    Nutraceutical International Corp.                        9,876      412,817
    Oil-Dri Corp. of America                                 4,211      174,167
    Omega Protein Corp.                                     38,217      611,472
#   Orchids Paper Products Co.                               6,335       71,332
    PepsiCo, Inc.                                        1,007,642  117,501,134
*   Performance Food Group Co.                              35,027    1,008,778
    Philip Morris International, Inc.                      750,064   87,539,969
#*  Pilgrim's Pride Corp.                                  214,493    5,210,035
    Pinnacle Foods, Inc.                                   154,189    9,155,743
#*  Post Holdings, Inc.                                    150,358   12,509,786
#   PriceSmart, Inc.                                        47,169    3,973,988
#*  Primo Water Corp.                                        8,367      103,834
    Procter & Gamble Co. (The)                           1,247,215  113,272,066
#*  Revlon, Inc. Class A                                    53,308    1,042,171
#*  Rite Aid Corp.                                         755,659    1,692,676
#   Rocky Mountain Chocolate Factory, Inc.                   3,966       47,156
#   Sanderson Farms, Inc.                                   55,366    7,239,105
    Seaboard Corp.                                             550    2,351,250
*   Seneca Foods Corp. Class A                               7,423      213,040
*   Seneca Foods Corp. Class B                               1,493       46,134
#   Snyder's-Lance, Inc.                                   164,801    5,733,427
#   SpartanNash Co.                                         53,584    1,486,420
#   Spectrum Brands Holdings, Inc.                          70,687    8,160,107
#*  Sprouts Farmers Market, Inc.                           260,272    6,264,747
*   SUPERVALU, Inc.                                        486,235    1,740,721
    Sysco Corp.                                            347,286   18,274,189
#   Tootsie Roll Industries, Inc.                           32,658    1,214,878
#*  TreeHouse Foods, Inc.                                   92,298    7,829,639
    Tyson Foods, Inc. Class A                              231,697   14,680,322
#*  United Natural Foods, Inc.                              80,821    3,114,033
    United-Guardian, Inc.                                    1,741       27,421
#   Universal Corp.                                         44,555    2,849,292
#*  USANA Health Sciences, Inc.                             45,232    2,582,747
#   Vector Group, Ltd.                                     209,922    4,225,730
#   Village Super Market, Inc. Class A                       5,304      131,168
    Wal-Mart Stores, Inc.                                1,328,478  106,264,955
    Walgreens Boots Alliance, Inc.                         512,874   41,373,546
#   WD-40 Co.                                               22,024    2,348,860
#   Weis Markets, Inc.                                      25,921    1,226,323

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    Whole Foods Market, Inc.                             511,816 $   21,373,436
                                                                 --------------
Total Consumer Staples                                            1,471,146,425
                                                                 --------------
Energy -- (4.0%)
    Adams Resources & Energy, Inc.                         3,234        122,860
    Anadarko Petroleum Corp.                             209,420      9,564,211
    Andeavor                                             298,888     29,748,323
#*  Antero Resources Corp.                               114,646      2,364,001
#   Apache Corp.                                         141,014      6,977,373
    Archrock, Inc.                                        77,446        848,034
    Ardmore Shipping Corp.                                 9,180         72,981
#*  Atwood Oceanics, Inc.                                 79,592        625,593
    Baker Hughes a GE Co.                                209,793      7,739,264
*   Barnwell Industries, Inc.                              4,663          8,720
#*  Bill Barrett Corp.                                    75,386        254,805
#   Bristow Group, Inc.                                   51,637        380,565
#   Cabot Oil & Gas Corp.                                229,470      5,706,919
#*  Callon Petroleum Co.                                 135,022      1,528,449
#*  CARBO Ceramics, Inc.                                  22,288        157,576
    Cheniere Energy Partners L.P. Holdings LLC            27,013        706,930
#*  Cheniere Energy, Inc.                                151,992      6,870,038
#*  Chesapeake Energy Corp.                            1,433,867      7,111,980
    Chevron Corp.                                        923,912    100,881,951
    Cimarex Energy Co.                                    57,966      5,740,373
#*  Clean Energy Fuels Corp.                              54,100        141,742
*   Cloud Peak Energy, Inc.                               70,350        243,411
#*  Cobalt International Energy, Inc.                      5,603         14,456
#*  Concho Resources, Inc.                               137,202     17,871,933
    ConocoPhillips                                       687,888     31,209,479
#*  CONSOL Energy, Inc.                                  325,040      5,447,670
*   Contango Oil & Gas Co.                                24,087        144,522
#*  Continental Resources, Inc.                          195,016      6,519,385
#   Core Laboratories NV                                  66,302      6,665,340
#   CVR Energy, Inc.                                      73,404      1,388,070
*   Dawson Geophysical Co.                                19,709         79,033
    Delek US Holdings, Inc.                              177,461      4,633,507
#*  Denbury Resources, Inc.                              446,285        651,576
    Devon Energy Corp.                                   164,751      5,487,856
#   DHT Holdings, Inc.                                   116,200        483,392
#*  Diamond Offshore Drilling, Inc.                      185,394      2,302,593
#*  Diamondback Energy, Inc.                              59,216      5,677,630
#*  Dril-Quip, Inc.                                       72,211      3,220,611
#*  Eclipse Resources Corp.                                5,937         16,683
#*  Energen Corp.                                        153,321      8,168,943
*   ENGlobal Corp.                                        13,200         16,500
#   EnLink Midstream LLC                                 162,002      2,843,135
#   Ensco P.L.C. Class A                                 423,560      2,240,632
    EOG Resources, Inc.                                  214,322     20,390,595
#*  EP Energy Corp. Class A                               38,800        131,144
#   EQT Corp.                                             93,822      5,976,461
*   Era Group, Inc.                                       29,026        254,268
    Evolution Petroleum Corp.                             11,844        101,858
*   Exterran Corp.                                        54,949      1,521,538

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Exxon Mobil Corp.                                    1,449,438 $116,013,018
#*  Forum Energy Technologies, Inc.                        199,621    2,644,978
#   Frank's International NV                                81,252      658,141
#   GasLog, Ltd.                                            51,776      944,912
#*  Gastar Exploration, Inc.                                51,042       43,896
#*  Geospace Technologies Corp.                             13,031      200,547
    Green Plains, Inc.                                      62,947    1,243,203
    Gulf Island Fabrication, Inc.                           15,135      172,539
*   Gulfport Energy Corp.                                  167,322    2,111,604
    Halliburton Co.                                        356,213   15,117,680
*   Helix Energy Solutions Group, Inc.                     286,033    1,870,656
#   Helmerich & Payne, Inc.                                108,620    5,498,344
#   Hess Corp.                                             190,808    8,498,588
#   HollyFrontier Corp.                                    237,816    6,858,613
#*  Hornbeck Offshore Services, Inc.                        38,647       97,390
#*  International Seaways, Inc.                              1,176       26,825
*   ION Geophysical Corp.                                   10,183       36,150
#*  Jones Energy, Inc. Class A                               6,143        9,215
    Kinder Morgan, Inc.                                  1,056,323   21,580,679
#*  Kosmos Energy, Ltd.                                    540,954    3,570,296
#*  Laredo Petroleum, Inc.                                 361,738    4,688,124
    Marathon Oil Corp.                                     537,052    6,568,146
    Marathon Petroleum Corp.                               428,470   23,990,035
#*  Matador Resources Co.                                  154,926    3,758,505
*   Matrix Service Co.                                      42,214      436,915
#*  McDermott International, Inc.                          265,517    1,797,550
*   Mexco Energy Corp.                                         684        3,570
*   Mitcham Industries, Inc.                                11,460       45,496
#   Murphy Oil Corp.                                       267,255    7,103,638
#   Nabors Industries, Ltd.                                435,333    3,356,417
#   National Oilwell Varco, Inc.                           258,028    8,440,096
*   Natural Gas Services Group, Inc.                        14,512      362,074
#*  Newfield Exploration Co.                               143,506    4,122,927
#*  Newpark Resources, Inc.                                186,554    1,557,726
#   Noble Corp. P.L.C.                                     351,442    1,405,768
#   Noble Energy, Inc.                                     321,186    9,285,487
#   Nordic American Offshore, Ltd.                             255          306
#   Nordic American Tankers, Ltd.                           29,510      173,519
#*  Northern Oil and Gas, Inc.                              74,420       93,025
*   Oasis Petroleum, Inc.                                  376,790    2,931,426
    Occidental Petroleum Corp.                             223,651   13,850,706
#   Oceaneering International, Inc.                        162,915    4,178,770
#*  Oil States International, Inc.                         101,488    2,521,977
    ONEOK, Inc.                                            194,316   10,992,456
*   Overseas Shipholding Group, Inc. Class A                 3,529       10,869
    Panhandle Oil and Gas, Inc. Class A                     27,179      597,938
#*  Par Pacific Holdings, Inc.                              12,264      219,648
#*  Parker Drilling Co.                                    190,497      228,596
*   Parsley Energy, Inc. Class A                           150,822    4,416,068
    Patterson-UTI Energy, Inc.                             296,046    5,725,530
#   PBF Energy, Inc. Class A                               216,413    4,927,724
#*  PDC Energy, Inc.                                       102,784    4,847,293
#*  PetroQuest Energy, Inc.                                  5,616       12,187

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   PHI, Inc. Non-Voting                                    10,655 $    103,354
#*  PHI, Inc. Voting                                         2,247       21,234
    Phillips 66                                            295,417   24,741,174
*   Pioneer Energy Services Corp.                          124,668      274,270
    Pioneer Natural Resources Co.                           53,213    8,679,040
*   QEP Resources, Inc.                                    343,909    2,947,300
#   Range Resources Corp.                                  182,205    3,846,348
#*  Renewable Energy Group, Inc.                            93,299    1,166,237
#*  REX American Resources Corp.                             8,700      869,826
#*  Rice Energy, Inc.                                      281,344    7,869,192
#*  RigNet, Inc.                                            11,399      216,011
*   Ring Energy, Inc.                                       21,595      282,031
#*  Rowan Cos. P.L.C. Class A                              177,610    2,072,709
#   RPC, Inc.                                              188,200    3,897,622
*   RSP Permian, Inc.                                      155,632    5,347,516
    Schlumberger, Ltd.                                     550,967   37,796,336
#   Scorpio Tankers, Inc.                                  347,596    1,289,581
*   SEACOR Holdings, Inc.                                   35,798    1,220,354
*   SEACOR Marine Holdings, Inc.                            35,991      524,749
    SemGroup Corp. Class A                                  98,041    2,652,009
#   Ship Finance International, Ltd.                        85,877    1,167,927
#   SM Energy Co.                                          146,666    2,550,522
#*  SRC Energy, Inc.                                       354,452    3,016,387
#*  Superior Energy Services, Inc.                         303,804    3,268,931
    Targa Resources Corp.                                  193,894    8,998,621
*   TechnipFMC P.L.C.                                      302,917    8,645,251
#   Teekay Corp.                                           100,937      989,183
#   Teekay Tankers, Ltd. Class A                            40,073       72,131
#*  Tesco Corp.                                             77,574      356,840
*   TETRA Technologies, Inc.                               153,890      432,431
#*  Transocean, Ltd.                                       527,268    4,560,868
#*  Ultra Petroleum Corp.                                  143,845    1,480,165
#*  Unit Corp.                                              99,026    1,780,487
#   US Silica Holdings, Inc.                               111,591    3,250,646
#*  Vaalco Energy, Inc.                                     93,901       86,107
    Valero Energy Corp.                                    334,899   23,097,984
#*  Weatherford International P.L.C.                     1,424,716    6,354,233
#*  Whiting Petroleum Corp.                                530,372    2,784,453
*   Willbros Group, Inc.                                    54,889      111,974
    Williams Cos., Inc. (The)                              359,836   11,435,588
    World Fuel Services Corp.                               89,078    2,880,783
#*  WPX Energy, Inc.                                       628,791    6,778,367
                                                                   ------------
Total Energy                                                        841,019,467
                                                                   ------------
Financials -- (14.2%)
    1st Constitution Bancorp                                 1,513       25,948
    1st Source Corp.                                        40,958    2,011,038
#   A-Mark Precious Metals, Inc.                                96        1,447
    Access National Corp.                                    9,403      250,026
#   Affiliated Managers Group, Inc.                         66,804   12,414,187
    Aflac, Inc.                                            222,979   17,782,575
#*  Alleghany Corp.                                         10,104    6,197,187
    Allstate Corp. (The)                                   214,417   19,511,947

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Ally Financial, Inc.                                   690,434 $ 15,631,426
*   Ambac Financial Group, Inc.                             25,628      523,580
    American Equity Investment Life Holding Co.            202,497    5,422,870
    American Express Co.                                   625,797   53,336,678
    American Financial Group, Inc.                         117,402   11,904,563
    American International Group, Inc.                     490,115   32,078,027
    American National Bankshares, Inc.                       3,768      142,242
    American National Insurance Co.                         25,170    2,995,230
    American River Bankshares                                2,192       30,578
    Ameriprise Financial, Inc.                             234,783   34,015,361
#   Ameris Bancorp                                          67,509    3,091,912
#   AMERISAFE, Inc.                                         43,467    2,510,219
    AmeriServ Financial, Inc.                                8,436       33,322
#   Amtrust Financial Services, Inc.                       334,344    5,349,504
    Aon P.L.C.                                             149,536   20,661,389
*   Arch Capital Group, Ltd.                               106,433   10,351,674
    Argo Group International Holdings, Ltd.                 50,798    3,045,340
    Arrow Financial Corp.                                   19,024      620,182
    Arthur J Gallagher & Co.                               172,407   10,135,808
#   Artisan Partners Asset Management, Inc. Class A         74,457    2,475,695
    Aspen Insurance Holdings, Ltd.                          90,679    4,425,135
    Associated Banc-Corp                                   238,703    5,716,937
    Assurant, Inc.                                         110,847   11,668,864
    Assured Guaranty, Ltd.                                 253,585   11,413,861
*   Asta Funding, Inc.                                       1,215        8,900
    Astoria Financial Corp.                                216,936    4,377,768
    Atlantic American Corp.                                  2,737        9,853
*   Atlantic Coast Financial Corp.                             945        7,513
*   Atlanticus Holdings Corp.                               14,132       34,906
    Auburn National Bancorporation, Inc.                       335       12,398
    Axis Capital Holdings, Ltd.                            139,109    8,983,659
#   Baldwin & Lyons, Inc. Class A                              638       14,865
    Baldwin & Lyons, Inc. Class B                            8,934      209,056
#   Banc of California, Inc.                                63,257    1,299,931
#   BancFirst Corp.                                         22,740    2,427,495
*   Bancorp, Inc. (The)                                     98,037      759,787
    BancorpSouth, Inc.                                     133,935    4,024,747
    Bank Mutual Corp.                                       50,586      503,331
    Bank of America Corp.                                5,733,578  138,293,901
    Bank of Commerce Holdings                                6,357       65,795
#   Bank of Hawaii Corp.                                    82,694    6,919,007
    Bank of New York Mellon Corp. (The)                    593,799   31,489,161
#   Bank of the Ozarks, Inc.                               195,671    8,443,204
    BankFinancial Corp.                                     26,449      396,206
    BankUnited, Inc.                                       191,327    6,585,475
    Banner Corp.                                            64,617    3,732,924
#   Bar Harbor Bankshares                                    9,679      269,947
#   BB&T Corp.                                             387,316   18,327,793
    BCB Bancorp, Inc.                                        4,090       61,350
    Bear State Financial, Inc.                               2,492       23,126
    Beneficial Bancorp, Inc.                               123,015    1,919,034
*   Berkshire Bancorp, Inc.                                  1,000       11,425
*   Berkshire Hathaway, Inc. Class B                       930,687  162,842,304

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Berkshire Hills Bancorp, Inc.                           57,658 $  2,141,995
    BGC Partners, Inc. Class A                             549,742    6,932,247
    BlackRock, Inc.                                         60,330   25,732,555
#*  BofI Holding, Inc.                                      95,900    2,672,733
    BOK Financial Corp.                                     74,584    6,344,861
    Boston Private Financial Holdings, Inc.                200,372    3,075,710
    Bridge Bancorp, Inc.                                     3,589      116,643
    Brookline Bancorp, Inc.                                161,772    2,402,314
    Brown & Brown, Inc.                                    231,851   10,340,555
*   Brunswick Bancorp                                           40          296
#   Bryn Mawr Bank Corp.                                    31,010    1,316,375
    C&F Financial Corp.                                        721       35,906
    California First National Bancorp                        2,970       49,451
#   Camden National Corp.                                   18,373      771,666
    Canadian Imperial Bank of Commerce                      16,784    1,457,523
    Capital Bank Financial Corp. Class A                    66,354    2,521,452
    Capital City Bank Group, Inc.                           11,641      248,652
    Capital One Financial Corp.                            289,415   24,941,785
    Capitol Federal Financial, Inc.                        260,167    3,709,981
    Cathay General Bancorp                                 128,913    4,827,792
#   CBOE Holdings, Inc.                                     92,718    8,764,633
    CenterState Banks, Inc.                                100,128    2,502,199
    Central Pacific Financial Corp.                         40,190    1,243,077
    Century Bancorp, Inc. Class A                            3,376      225,179
    Charles Schwab Corp. (The)                             535,122   22,956,734
    Charter Financial Corp.                                  9,174      164,949
    Chemical Financial Corp.                               105,384    5,078,455
    Chubb, Ltd.                                            203,512   29,806,368
#   Cincinnati Financial Corp.                             111,649    8,503,188
    CIT Group, Inc.                                        132,203    6,299,473
    Citigroup, Inc.                                      1,616,312  110,636,556
    Citizens Community Bancorp, Inc.                         1,650       23,018
#   Citizens Financial Group, Inc.                         336,205   11,794,071
    Citizens Holding Co.                                       772       19,030
#*  Citizens, Inc.                                          39,312      316,462
#   City Holding Co.                                        28,590    1,876,362
#   Civista Bancshares, Inc.                                 1,000       20,450
#   Clifton Bancorp, Inc.                                   36,144      603,243
    CME Group, Inc.                                        158,562   19,442,872
#   CNA Financial Corp.                                     93,173    4,840,337
#   CNB Financial Corp.                                      8,185      215,757
    CNO Financial Group, Inc.                              184,317    4,217,173
    CoBiz Financial, Inc.                                   93,879    1,652,270
    Codorus Valley Bancorp, Inc.                             1,941       54,270
#   Cohen & Steers, Inc.                                    47,220    1,907,688
    Colony Bankcorp, Inc.                                    1,337       18,785
#   Columbia Banking System, Inc.                          122,036    4,861,914
    Comerica, Inc.                                         136,823    9,893,671
#   Commerce Bancshares, Inc.                              174,544   10,130,534
    Commercial National Financial Corp.                        847       17,469
#   Community Bank System, Inc.                             92,087    5,055,576
#*  Community Bankers Trust Corp.                            5,562       47,833
    Community Trust Bancorp, Inc.                           31,664    1,367,885

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    Community West Bancshares                              1,844 $    19,085
#   ConnectOne Bancorp, Inc.                              16,932     380,970
*   Consumer Portfolio Services, Inc.                     56,340     231,557
#*  Cowen, Inc.                                           30,342     485,472
    Crawford & Co. Class A                                19,714     146,475
#   Crawford & Co. Class B                                19,531     175,388
#*  Credit Acceptance Corp.                               33,442   8,330,402
#   Cullen/Frost Bankers, Inc.                            95,236   8,645,524
*   Customers Bancorp, Inc.                               52,052   1,553,752
#   CVB Financial Corp.                                  243,472   5,244,387
    Diamond Hill Investment Group, Inc.                    3,157     623,508
    Dime Community Bancshares, Inc.                       81,536   1,695,949
    Discover Financial Services                          312,780  19,060,813
    Donegal Group, Inc. Class A                           22,595     340,733
    Donegal Group, Inc. Class B                            2,147      33,386
#*  Donnelley Financial Solutions, Inc.                   60,367   1,400,514
*   E*TRADE Financial Corp.                              267,452  10,965,532
    Eagle Bancorp Montana, Inc.                              566      10,330
*   Eagle Bancorp, Inc.                                   59,012   3,685,299
    East West Bancorp, Inc.                              198,427  11,306,370
#   Eaton Vance Corp.                                    271,403  13,323,173
#*  eHealth, Inc.                                         12,743     216,758
    EMC Insurance Group, Inc.                             20,647     571,922
    Employers Holdings, Inc.                              66,928   2,901,329
#*  Encore Capital Group, Inc.                            51,774   2,076,137
*   Enova International, Inc.                             65,436     948,822
#*  Enstar Group, Ltd.                                    23,033   4,666,486
#   Enterprise Bancorp, Inc.                               3,842     129,821
    Enterprise Financial Services Corp.                   48,377   1,913,310
#   Erie Indemnity Co. Class A                            57,990   7,391,405
#   ESSA Bancorp, Inc.                                     9,594     141,512
#*  Essent Group, Ltd.                                   129,410   4,971,932
    Evans Bancorp, Inc.                                    1,219      49,674
#   Evercore Partners, Inc. Class A                       98,288   7,730,351
#   Everest Re Group, Ltd.                                44,003  11,545,947
#*  Ezcorp, Inc. Class A                                  85,259     665,020
#   FactSet Research Systems, Inc.                        39,827   6,659,871
    Fairfax Financial Holdings, Ltd.                       6,818   3,247,078
    Farmers & Merchants Bancorop Inc.                        325      19,386
    Farmers Capital Bank Corp.                             2,267      85,126
    FBL Financial Group, Inc. Class A                     32,039   2,175,448
#*  FCB Financial Holdings, Inc. Class A                  81,924   3,862,717
    Federal Agricultural Mortgage Corp. Class A              773      51,791
#   Federal Agricultural Mortgage Corp. Class C           12,979     889,840
#   Federated Investors, Inc. Class B                    208,720   6,017,398
    Federated National Holding Co.                        31,709     504,807
    Fidelity Southern Corp.                               43,599     918,195
    Fifth Third Bancorp                                  786,178  20,990,953
#   Financial Engines, Inc.                               56,455   2,170,695
    Financial Institutions, Inc.                          23,356     686,666
*   First Acceptance Corp.                                 9,100       8,190
    First American Financial Corp.                       214,864  10,401,566
*   First BanCorp(318672706)                             104,416     611,878

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
#   First Bancorp(318910106)                              30,950 $   968,735
    First Bancorp of Indiana, Inc.                            96       2,057
#   First Bancorp, Inc.                                    5,920     159,485
*   First Bancshares, Inc.                                   200       2,320
#   First Bancshares, Inc. (The)                             237       6,577
    First Busey Corp.                                     81,812   2,392,183
#   First Business Financial Services, Inc.                2,162      45,964
    First Citizens BancShares, Inc. Class A               17,156   6,313,751
    First Commonwealth Financial Corp.                   192,844   2,512,757
    First Community Bancshares, Inc.                      16,997     462,658
    First Connecticut Bancorp, Inc.                        5,745     147,072
    First Defiance Financial Corp.                        13,124     679,167
    First Federal of Northern Michigan Bancorp, Inc.         200       1,595
    First Financial Bancorp                              127,851   3,272,986
#   First Financial Bankshares, Inc.                      76,756   3,319,697
    First Financial Corp.                                 10,547     485,689
    First Financial Northwest, Inc.                       14,137     231,988
#   First Horizon National Corp.                         433,453   7,555,086
    First Interstate Bancsystem, Inc. Class A             65,824   2,405,867
    First Merchants Corp.                                 77,960   3,152,702
    First Midwest Bancorp, Inc.                          255,580   5,676,432
#   First Republic Bank                                  160,139  16,066,746
    First South Bancorp, Inc.                              4,572      78,684
*   First United Corp.                                     2,180      32,918
    FirstCash, Inc.                                      100,097   5,820,641
*   Flagstar Bancorp, Inc.                                65,436   2,130,596
    Flushing Financial Corp.                              57,416   1,638,078
    FNB Corp.                                            522,872   7,163,346
    FNF Group                                            280,599  13,710,067
*   FNFV Group                                            73,563   1,268,962
    Franklin Resources, Inc.                             225,401  10,093,457
    Fulton Financial Corp.                               250,471   4,571,096
#   Gain Capital Holdings, Inc.                           69,790     468,291
*   GAINSCO, Inc.                                            513       8,862
    GAMCO Investors, Inc. Class A                         11,447     351,537
*   Genworth Financial, Inc. Class A                     554,579   1,902,206
#   German American Bancorp, Inc.                         36,568   1,310,231
#   Glacier Bancorp, Inc.                                165,124   5,766,130
#*  Global Indemnity, Ltd.                                18,810     729,076
    Goldman Sachs Group, Inc. (The)                      202,041  45,525,899
*   Great Elm Capital Group, Inc.                          3,989      13,762
    Great Southern Bancorp, Inc.                          25,634   1,331,686
    Great Western Bancorp, Inc.                           34,042   1,327,978
#*  Green Dot Corp. Class A                              119,408   4,804,978
#   Greenhill & Co., Inc.                                 62,640   1,158,840
#*  Greenlight Capital Re, Ltd. Class A                   61,690   1,320,166
    Guaranty Bancorp                                      16,092     428,852
    Guaranty Federal Bancshares, Inc.                        909      19,544
*   Hallmark Financial Services, Inc.                     16,543     186,109
    Hancock Holding Co.                                  153,962   7,082,252
    Hanmi Financial Corp.                                 70,049   2,006,904
    Hanover Insurance Group, Inc. (The)                   69,351   6,578,636
    Harleysville Financial Corp.                           1,916      43,589

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Hartford Financial Services Group, Inc. (The)          388,376 $ 21,360,680
    Hawthorn Bancshares, Inc.                                1,436       29,187
#   HCI Group, Inc.                                         26,300    1,185,867
    Heartland Financial USA, Inc.                           38,872    1,830,871
    Heritage Commerce Corp.                                 43,465      603,729
    Heritage Financial Corp.                                45,688    1,242,714
#   Heritage Insurance Holdings, Inc.                       28,530      359,763
    Hilltop Holdings, Inc.                                 177,004    4,430,410
    Hingham Institution for Savings                            458       81,020
*   HMN Financial, Inc.                                        989       17,802
    Home Bancorp, Inc.                                       4,739      192,024
#   Home BancShares, Inc.                                  242,308    6,009,238
#*  HomeStreet, Inc.                                        36,316      953,295
*   HomeTrust Bancshares, Inc.                                 761       18,378
    Hope Bancorp, Inc.                                     260,940    4,600,372
    HopFed Bancorp, Inc.                                     1,211       17,656
    Horace Mann Educators Corp.                             66,001    2,435,437
    Horizon Bancorp                                          2,919       76,974
    Houlihan Lokey, Inc.                                    30,412    1,130,718
#   Huntington Bancshares, Inc.                          1,158,082   15,344,587
    Iberiabank Corp.                                        81,030    6,551,276
    Independent Bank Corp.(453836108)                       50,262    3,586,194
    Independent Bank Corp.(453838609)                        3,800       80,560
    Independent Bank Group, Inc.                             7,376      445,142
    Infinity Property & Casualty Corp.                       9,147      915,157
#   Interactive Brokers Group, Inc. Class A                170,911    6,844,986
    Intercontinental Exchange, Inc.                        290,457   19,376,386
    International Bancshares Corp.                         133,260    4,717,404
#*  INTL. FCStone, Inc.                                     34,579    1,353,076
    Invesco, Ltd.                                          429,117   14,920,398
    Investment Technology Group, Inc.                       62,232    1,373,460
#   Investors Bancorp, Inc.                                476,605    6,329,314
#   Investors Title Co.                                      1,022      180,403
    James River Group Holdings, Ltd.                         5,971      239,795
#*  Janus Henderson Group P.L.C.                           148,398    4,969,849
    JPMorgan Chase & Co.                                 2,154,980  197,827,164
    Kearny Financial Corp.                                 106,323    1,552,316
#   Kemper Corp.                                            99,239    3,895,131
    Kentucky First Federal Bancorp                             936        9,173
    KeyCorp                                                680,122   12,269,401
#*  Ladenburg Thalmann Financial Services, Inc.             23,786       54,232
#   Lake Shore Bancorp, Inc.                                   125        1,975
#   Lakeland Bancorp, Inc.                                  63,257    1,224,023
#   Lakeland Financial Corp.                                51,149    2,352,854
    Landmark Bancorp, Inc.                                   1,383       41,006
    Lazard, Ltd. Class A                                    86,170    4,025,001
#   LegacyTexas Financial Group, Inc.                       97,026    3,756,847
#   Legg Mason, Inc.                                       150,141    6,007,141
#*  LendingClub Corp.                                      617,321    3,129,817
#*  LendingTree, Inc.                                       14,103    3,111,122
    Leucadia National Corp.                                254,689    6,629,555
    Lincoln National Corp.                                 162,009   11,836,378
    Loews Corp.                                            206,349   10,045,069

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    LPL Financial Holdings, Inc.                         214,821 $ 9,830,209
    M&T Bank Corp.                                        77,959  12,719,011
    Macatawa Bank Corp.                                   19,394     187,152
    Mackinac Financial Corp.                               1,000      14,540
*   Magyar Bancorp, Inc.                                     211       2,697
#   Maiden Holdings, Ltd.                                160,388   1,780,307
    MainSource Financial Group, Inc.                      37,698   1,317,168
#*  Malvern Bancorp, Inc.                                    134       3,323
#   Manning & Napier, Inc.                                 7,687      31,132
#*  Markel Corp.                                           8,755   9,381,070
    MarketAxess Holdings, Inc.                            41,597   8,439,615
    Marlin Business Services Corp.                        11,172     290,472
    Marsh & McLennan Cos., Inc.                          301,142  23,480,042
#   MB Financial, Inc.                                   133,639   5,465,835
#*  MBIA, Inc.                                           296,282   3,013,188
    MBT Financial Corp.                                    4,170      40,032
    Mercantile Bank Corp.                                 12,937     411,655
#   Mercury General Corp.                                 79,139   4,739,635
    Meridian Bancorp, Inc.                                90,484   1,597,043
    Meta Financial Group, Inc.                            14,791   1,054,598
    MetLife, Inc.                                        392,628  21,594,540
*   MGIC Investment Corp.                                174,562   2,037,139
    Mid Penn Bancorp, Inc.                                   497      13,419
    MidSouth Bancorp, Inc.                                 5,731      64,474
    MidWestOne Financial Group, Inc.                       3,102     106,771
#   Moelis & Co. Class A                                  40,681   1,663,853
#   Moody's Corp.                                         79,462  10,459,583
    Morgan Stanley                                       816,094  38,274,809
    Morningstar, Inc.                                     69,005   5,697,743
*   MSB Financial Corp.                                      386       6,678
    MSCI, Inc.                                           122,738  13,372,305
    MutualFirst Financial, Inc.                            2,798      97,650
    Nasdaq, Inc.                                         219,834  16,349,055
    National Bank Holdings Corp. Class A                  52,676   1,797,832
    National General Holdings Corp.                       48,988   1,039,035
    National Security Group, Inc. (The)                      312       4,257
#   National Western Life Group, Inc. Class A              1,532     515,656
#*  Nationstar Mortgage Holdings, Inc.                    12,405     221,181
    Navient Corp.                                        731,404  10,788,209
    Navigators Group, Inc. (The)                          61,317   3,495,069
#   NBT Bancorp, Inc.                                     84,823   3,065,503
    Nelnet, Inc. Class A                                  60,974   2,993,214
#   New York Community Bancorp, Inc.                     293,119   3,848,652
    NewStar Financial, Inc.                               45,392     496,588
*   Nicholas Financial, Inc.                               4,022      35,394
*   NMI Holdings, Inc. Class A                            11,214     132,325
#   Northeast Bancorp                                         59       1,269
    Northeast Community Bancorp, Inc.                      5,056      46,010
    Northern Trust Corp.                                 196,742  17,216,892
    Northfield Bancorp, Inc.                             101,294   1,700,726
    Northrim BanCorp, Inc.                                 3,902     113,743
#   Northwest Bancshares, Inc.                           213,296   3,434,066
#   Norwood Financial Corp.                                  991      42,454

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    OceanFirst Financial Corp.                            43,562 $ 1,179,659
#*  Ocwen Financial Corp.                                117,131     336,166
    OFG Bancorp                                           88,340     887,817
#   Ohio Valley Banc Corp.                                 1,110      37,574
    Old Line Bancshares, Inc.                                600      16,248
    Old National Bancorp                                 281,614   4,590,308
    Old Republic International Corp.                     478,628   9,390,681
    Old Second Bancorp, Inc.                               4,388      51,998
    OM Asset Management P.L.C.                            59,547     897,373
*   On Deck Capital, Inc.                                 33,942     145,951
    OneBeacon Insurance Group, Ltd. Class A               50,165     919,023
#*  OneMain Holdings, Inc.                               157,293   4,206,015
    Oppenheimer Holdings, Inc. Class A                    13,697     215,728
    Opus Bank                                              9,395     223,601
    Oritani Financial Corp.                               98,687   1,638,204
#   Pacific Continental Corp.                             16,685     423,799
*   Pacific Mercantile Bancorp                            19,353     152,889
*   Pacific Premier Bancorp, Inc.                         68,718   2,466,976
    PacWest Bancorp                                      177,233   8,510,729
    Park National Corp.                                   16,879   1,667,139
    Park Sterling Corp.                                   22,791     264,831
    Patriot National Bancorp, Inc.                            50         815
    PB Bancorp, Inc.                                       1,309      13,548
    Peapack Gladstone Financial Corp.                      7,471     233,618
    Penns Woods Bancorp, Inc.                              3,034     130,007
#*  PennyMac Financial Services, Inc. Class A             13,659     237,667
#   People's United Financial, Inc.                      340,171   5,932,582
    Peoples Bancorp of North Carolina, Inc.                2,042      64,568
    Peoples Bancorp, Inc.                                 12,312     401,371
*   PHH Corp.                                            111,226   1,532,694
    Pinnacle Financial Partners, Inc.                    107,512   6,870,017
    Piper Jaffray Cos.                                    12,428     775,507
    PNC Financial Services Group, Inc. (The)             272,509  35,099,159
    Popular, Inc.                                        164,025   6,912,014
#*  PRA Group, Inc.                                      100,578   3,942,658
    Preferred Bank                                        10,963     615,572
    Premier Financial Bancorp, Inc.                        3,202      60,838
#   Primerica, Inc.                                      112,535   9,120,962
    Principal Financial Group, Inc.                      303,269  20,243,206
    ProAssurance Corp.                                    86,115   5,321,907
    Progressive Corp. (The)                              488,448  23,020,554
#   Prosperity Bancshares, Inc.                          100,913   6,468,523
    Provident Financial Holdings, Inc.                     6,264     119,016
    Provident Financial Services, Inc.                   132,124   3,503,928
#   Prudential Bancorp, Inc.                               2,842      48,797
    Prudential Financial, Inc.                           193,812  21,945,333
#   Pzena Investment Management, Inc. Class A              8,560      90,308
    QCR Holdings, Inc.                                     1,348      61,941
    Radian Group, Inc.                                   100,718   1,754,508
    Raymond James Financial, Inc.                        167,142  13,904,543
*   Regional Management Corp.                              2,273      54,529
    Regions Financial Corp.                              836,867  12,218,258

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    Reinsurance Group of America, Inc.                    67,596 $ 9,476,959
    RenaissanceRe Holdings, Ltd.                          63,649   9,350,675
    Renasant Corp.                                        93,597   3,967,577
    Republic Bancorp, Inc. Class A                        15,312     549,701
#*  Republic First Bancorp, Inc.                          14,828     131,969
    Riverview Bancorp, Inc.                               22,860     173,507
#   RLI Corp.                                             68,977   4,004,805
*   Royal Bancshares of Pennsylvania, Inc. Class A         4,906      21,047
    S&P Global, Inc.                                     176,680  27,136,281
#   S&T Bancorp, Inc.                                     51,737   1,959,798
*   Safeguard Scientifics, Inc.                           36,332     432,351
#   Safety Insurance Group, Inc.                          35,053   2,487,010
    Salisbury Bancorp, Inc.                                  543      22,969
#   Sandy Spring Bancorp, Inc.                            39,538   1,583,102
*   Santander Consumer USA Holdings, Inc.                523,019   6,699,873
#   SB Financial Group, Inc.                               1,124      19,827
*   Seacoast Banking Corp. of Florida                     47,424   1,108,299
*   Security National Financial Corp. Class A              1,039       6,598
    SEI Investments Co.                                  134,134   7,579,912
*   Select Bancorp, Inc.                                     300       3,552
#   Selective Insurance Group, Inc.                      111,647   5,654,921
#   ServisFirst Bancshares, Inc.                          64,288   2,336,226
    Shore Bancshares, Inc.                                 3,114      52,595
    SI Financial Group, Inc.                               5,983      92,437
    Siebert Financial Corp.                                3,562      14,284
    Sierra Bancorp                                        10,427     285,700
*   Signature Bank                                        58,897   8,161,946
    Silvercrest Asset Management Group, Inc. Class A         800      10,120
#   Simmons First National Corp. Class A                  59,420   3,241,361
*   SLM Corp.                                            949,216  10,517,313
#   South State Corp.                                     58,308   4,883,295
*   Southern First Bancshares, Inc.                        1,652      60,876
    Southern Missouri Bancorp, Inc.                        2,415      78,270
    Southern National Bancorp of Virginia, Inc.            5,779      97,781
#   Southside Bancshares, Inc.                            44,823   1,556,703
    Southwest Bancorp, Inc.                               16,450     429,345
    Southwest Georgia Financial Corp.                        863      17,001
#   State Auto Financial Corp.                            32,376     834,977
    State Bank Financial Corp.                            13,088     359,266
    State Street Corp.                                   210,947  19,666,589
#   Sterling Bancorp                                     182,775   4,222,103
    Stewart Information Services Corp.                    56,277   2,211,686
#*  Stifel Financial Corp.                                97,569   4,961,384
#   Stock Yards Bancorp, Inc.                             29,827   1,069,298
    Stonegate Bank                                         4,244     197,558
    Summit State Bank                                      2,458      31,954
    Sun Bancorp, Inc.                                      5,889     143,397
    SunTrust Banks, Inc.                                 274,492  15,725,647
#   Sussex Bancorp                                           448      10,752
*   SVB Financial Group                                   72,247  12,891,755
    Synchrony Financial                                  720,229  21,837,343
#   Synovus Financial Corp.                              242,440  10,541,291
#   T Rowe Price Group, Inc.                             324,086  26,808,394

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    TCF Financial Corp.                                    339,761 $  5,354,633
#   TD Ameritrade Holding Corp.                            297,136   13,588,029
    Territorial Bancorp, Inc.                               11,236      338,541
    Teton Advisors, Inc. Class A                                29        1,080
#*  Texas Capital Bancshares, Inc.                          97,717    7,656,127
#   TFS Financial Corp.                                    215,089    3,437,122
*   TheStreet, Inc.                                          2,874        2,170
    Timberland Bancorp, Inc.                                 4,980      134,261
    Tiptree, Inc.                                           80,023      548,158
#   Tompkins Financial Corp.                                25,141    1,978,848
    Torchmark Corp.                                        130,351   10,293,818
#   Towne Bank                                              61,670    1,930,271
    Travelers Cos., Inc. (The)                             234,212   30,000,215
    Trico Bancshares                                        35,890    1,324,341
#*  TriState Capital Holdings, Inc.                          1,706       39,238
    TrustCo Bank Corp. NY                                  207,921    1,725,744
#   Trustmark Corp.                                        141,691    4,528,444
    U.S. Bancorp.                                          905,417   47,787,909
#   UMB Financial Corp.                                     76,772    5,347,938
    Umpqua Holdings Corp.                                  352,267    6,531,030
*   Unico American Corp.                                       100          930
#   Union Bankshares Corp.                                  88,055    2,720,019
    Union Bankshares, Inc.                                     863       37,843
    United Bancshares, Inc.                                  1,036       23,206
#   United Bankshares, Inc.                                153,602    5,299,269
    United Community Bancorp                                    99        1,891
    United Community Banks, Inc.                           146,542    4,068,006
    United Community Financial Corp.                         6,897       63,452
    United Financial Bancorp, Inc.                          67,354    1,218,434
    United Fire Group, Inc.                                 45,162    2,037,709
#   United Insurance Holdings Corp.                         33,507      534,772
    United Security Bancshares                               5,158       48,485
#   Unity Bancorp, Inc.                                      4,686       86,691
    Universal Insurance Holdings, Inc.                      88,522    2,111,250
#   Univest Corp. of Pennsylvania                           33,568    1,023,824
    Unum Group                                             227,314   11,395,251
    Validus Holdings, Ltd.                                 125,605    6,756,293
#   Valley National Bancorp                                418,072    4,966,695
    Value Line, Inc.                                         2,920       51,655
*   Veritex Holdings, Inc.                                   4,502      119,978
#   Virtu Financial, Inc. Class A                           26,970      446,354
#   Virtus Investment Partners, Inc.                        13,893    1,636,595
    Voya Financial, Inc.                                   122,719    4,815,494
    VSB Bancorp, Inc.                                          169        3,017
#   Waddell & Reed Financial, Inc. Class A                 173,451    3,585,232
*   Walker & Dunlop, Inc.                                   80,227    4,031,407
#   Washington Federal, Inc.                               200,051    6,691,706
    Washington Trust Bancorp, Inc.                          32,597    1,774,907
    Waterstone Financial, Inc.                              36,205      682,464
    Wayne Savings Bancshares, Inc.                             955       16,617
#   Webster Financial Corp.                                164,857    8,561,024
    Wells Fargo & Co.                                    2,858,420  154,183,175
    WesBanco, Inc.                                          71,940    2,750,266

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    West Bancorporation, Inc.                             14,098 $      324,254
#   Westamerica Bancorporation                            44,466      2,433,180
*   Western Alliance Bancorp                             209,110     10,534,962
    Western New England Bancorp, Inc.                     28,019        278,789
    Westwood Holdings Group, Inc.                          9,752        574,880
    White Mountains Insurance Group, Ltd.                  7,369      6,371,237
    Willis Towers Watson P.L.C.                           81,214     12,091,140
    Wintrust Financial Corp.                             108,009      8,134,158
#   WisdomTree Investments, Inc.                         172,941      1,805,504
*   World Acceptance Corp.                                 9,467        715,421
#   WR Berkley Corp.                                     146,717     10,119,071
    WSFS Financial Corp.                                  56,160      2,535,624
    WVS Financial Corp.                                      803         12,892
#   XL Group, Ltd.                                       195,631      8,686,016
#   Zions Bancorporation                                 197,421      8,947,120
                                                                 --------------
Total Financials                                                  3,008,237,381
                                                                 --------------
Health Care -- (10.9%)
#   Abaxis, Inc.                                          28,250      1,327,750
    Abbott Laboratories                                  887,075     43,626,349
    AbbVie, Inc.                                       1,092,274     76,360,875
*   ABIOMED, Inc.                                         38,874      5,756,851
#*  Acadia Healthcare Co., Inc.                          129,160      6,836,439
#*  Accuray, Inc.                                          2,165          9,201
#   Aceto Corp.                                           50,200        847,376
*   Achillion Pharmaceuticals, Inc.                       21,268         87,199
#*  Acorda Therapeutics, Inc.                             59,857      1,295,904
*   Addus HomeCare Corp.                                  21,078        715,598
*   Adverum Biotechnologies, Inc.                          6,447         16,440
    Aetna, Inc.                                          177,765     27,430,917
    Agilent Technologies, Inc.                           227,761     13,617,830
*   Akorn, Inc.                                          203,386      6,837,837
#*  Albany Molecular Research, Inc.                       32,814        713,376
*   Alere, Inc.                                          115,247      5,807,296
*   Alexion Pharmaceuticals, Inc.                         58,738      8,067,077
#*  Align Technology, Inc.                               107,848     18,035,421
#*  Alkermes P.L.C.                                       52,583      2,861,041
    Allergan P.L.C.                                      182,114     45,952,826
*   Alliance HealthCare Services, Inc.                     6,423         85,105
#*  Allscripts Healthcare Solutions, Inc.                370,310      4,558,516
#*  Almost Family, Inc.                                   27,392      1,354,534
#*  Alnylam Pharmaceuticals, Inc.                         36,022      2,980,460
    Altimmune, Inc.                                          476          1,200
#*  AMAG Pharmaceuticals, Inc.                            18,274        359,084
#*  Amedisys, Inc.                                        57,643      2,729,972
*   American Shared Hospital Services                        797          2,989
#   AmerisourceBergen Corp.                              209,499     19,655,196
    Amgen, Inc.                                          349,369     60,968,384
#*  Amicus Therapeutics, Inc.                              6,394         82,802
#*  AMN Healthcare Services, Inc.                        107,214      3,956,197
*   Amphastar Pharmaceuticals, Inc.                       67,916      1,173,588
#   Analogic Corp.                                        26,156      1,836,151
*   AngioDynamics, Inc.                                   76,054      1,235,878

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*  ANI Pharmaceuticals, Inc.                                 7,618 $   371,225
#*  Anika Therapeutics, Inc.                                 31,213   1,596,857
    Anthem, Inc.                                            150,653  28,053,095
#*  Aptevo Therapeutics, Inc.                                33,737      62,076
#*  Aralez Pharmaceuticals, Inc.                             24,054      29,105
*   Assembly Biosciences, Inc.                                1,916      42,938
#*  athenahealth, Inc.                                       49,237   6,810,462
    Atrion Corp.                                              3,136   1,982,579
    Baxter International, Inc.                              245,941  14,874,512
    Becton Dickinson and Co.                                 97,174  19,570,844
*   Bio-Rad Laboratories, Inc. Class A                       36,134   8,514,254
#*  Bio-Rad Laboratories, Inc. Class B                        1,562     369,062
#   Bio-Techne Corp.                                         47,687   5,527,400
*   Biogen, Inc.                                            129,507  37,503,932
#*  BioMarin Pharmaceutical, Inc.                            54,919   4,818,044
#*  BioScrip, Inc.                                          107,250     309,953
*   BioSpecifics Technologies Corp.                          10,712     521,139
#*  BioTelemetry, Inc.                                       55,946   1,913,353
*   Bioverativ, Inc.                                        113,603   7,039,978
#*  Bluebird Bio, Inc.                                       30,679   2,891,496
*   Boston Scientific Corp.                                 501,499  13,349,903
#*  Bovie Medical Corp.                                       7,222      18,272
    Bristol-Myers Squibb Co.                                982,403  55,898,731
#*  Brookdale Senior Living, Inc.                           213,170   3,027,014
    Bruker Corp.                                            234,674   6,730,450
#*  Cambrex Corp.                                            68,294   4,165,934
    Cantel Medical Corp.                                     74,196   5,505,343
#*  Capital Senior Living Corp.                              41,313     570,119
    Cardinal Health, Inc.                                   172,830  13,352,846
*   Catalent, Inc.                                          299,500  10,392,650
*   Celgene Corp.                                           549,275  74,377,328
*   Cempra, Inc.                                             83,294     333,176
*   Centene Corp.                                           261,640  20,779,449
#*  Cerner Corp.                                            158,304  10,190,028
*   Charles River Laboratories International, Inc.          101,691   9,986,056
#   Chemed Corp.                                             33,122   6,541,595
*   Chimerix, Inc.                                           48,337     240,235
    Cigna Corp.                                             171,169  29,708,092
#*  Clovis Oncology, Inc.                                    14,173   1,202,012
#*  Community Health Systems, Inc.                          231,802   1,657,384
#   Computer Programs & Systems, Inc.                        14,788     453,252
*   Concert Pharmaceuticals, Inc.                            12,128     175,007
    CONMED Corp.                                             44,217   2,269,216
#   Cooper Cos., Inc. (The)                                  34,007   8,293,287
#*  Corcept Therapeutics, Inc.                              104,286   1,300,446
*   CorVel Corp.                                             32,327   1,537,149
#*  Cotiviti Holdings, Inc.                                   4,809     207,027
    CR Bard, Inc.                                            68,638  22,005,343
#*  Cross Country Healthcare, Inc.                           42,718     502,364
*   CryoLife, Inc.                                           57,470   1,077,563
*   Cumberland Pharmaceuticals, Inc.                         14,360      96,499
*   Cutera, Inc.                                             12,003     312,678
*   Cytokinetics, Inc.                                        2,000      28,100

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Danaher Corp.                                           329,448 $26,846,718
*   DaVita, Inc.                                            383,077  24,815,728
    DENTSPLY SIRONA, Inc.                                   145,927   9,051,852
#*  Depomed, Inc.                                            96,386     993,740
#*  DexCom, Inc.                                             40,009   2,664,999
    Digirad Corp.                                             9,575      39,258
*   Diplomat Pharmacy, Inc.                                  27,300     433,251
#*  Eagle Pharmaceuticals, Inc.                               3,003     147,597
*   Edwards Lifesciences Corp.                              149,789  17,252,697
    Eli Lilly & Co.                                         471,963  39,012,462
#*  Emergent BioSolutions, Inc.                              75,478   2,745,135
*   Enanta Pharmaceuticals, Inc.                             10,066     383,615
#*  Endo International P.L.C.                               172,415   1,900,013
#   Ensign Group, Inc. (The)                                101,811   2,277,512
#*  Envision Healthcare Corp.                               123,139   6,948,734
*   Enzo Biochem, Inc.                                       74,162     804,658
#*  Evolent Health, Inc. Class A                              2,141      52,883
#*  Exact Sciences Corp.                                     38,650   1,499,620
*   Exactech, Inc.                                           18,127     528,402
*   Exelixis, Inc.                                          182,914   4,958,799
*   Express Scripts Holding Co.                             499,658  31,298,577
*   Five Prime Therapeutics, Inc.                            63,299   1,781,234
*   Five Star Senior Living, Inc.                            14,926      23,882
#*  Fluidigm Corp.                                            3,038      11,423
*   Genesis Healthcare, Inc.                                 15,845      22,817
#*  Genocea Biosciences, Inc.                                   418       2,378
    Gilead Sciences, Inc.                                   855,262  65,076,886
#*  Globus Medical, Inc. Class A                            131,511   4,043,963
*   Haemonetics Corp.                                        77,784   3,199,256
#*  Halyard Health, Inc.                                     95,289   3,832,524
#*  Hanger, Inc.                                             41,296     479,034
*   Harvard Bioscience, Inc.                                 26,114      73,119
*   HCA Healthcare, Inc.                                    127,519  10,244,876
#*  HealthEquity, Inc.                                       49,870   2,287,537
    HealthSouth Corp.                                       228,338   9,718,065
*   HealthStream, Inc.                                       51,968   1,227,484
#*  Henry Schein, Inc.                                       58,994  10,749,297
#*  Heska Corp.                                               8,712     954,312
    Hill-Rom Holdings, Inc.                                 139,936  10,428,031
*   HMS Holdings Corp.                                      147,603   2,963,868
#*  Hologic, Inc.                                           335,109  14,815,169
#*  Horizon Pharma P.L.C.                                   264,084   3,163,726
    Humana, Inc.                                            106,580  24,641,296
#*  ICU Medical, Inc.                                        23,720   4,077,468
#*  IDEXX Laboratories, Inc.                                 80,866  13,460,954
#*  Illumina, Inc.                                           69,118  12,016,164
#*  Impax Laboratories, Inc.                                123,733   2,394,234
*   INC Research Holdings, Inc. Class A                      87,176   4,794,680
#*  Incyte Corp.                                            105,242  14,027,706
*   Innoviva, Inc.                                            2,963      40,652
*   Inogen, Inc.                                             26,156   2,468,603
#*  Insys Therapeutics, Inc.                                 38,684     443,319
*   Integer Holdings Corp.                                   49,318   2,258,764

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Integra LifeSciences Holdings Corp.                    116,636 $  5,792,144
#*  Intuitive Surgical, Inc.                                14,038   13,171,294
#   Invacare Corp.                                          70,552    1,104,139
#*  Ionis Pharmaceuticals, Inc.                             58,640    3,072,736
#*  iRadimed Corp.                                           1,881       18,528
*   IRIDEX Corp.                                             2,696       25,342
#*  Jazz Pharmaceuticals P.L.C.                             55,623    8,544,249
    Johnson & Johnson                                    1,321,871  175,438,719
#*  Juniper Pharmaceuticals, Inc.                            1,386        6,861
*   Karyopharm Therapeutics, Inc.                            3,418       28,848
    Kewaunee Scientific Corp.                                1,352       34,206
*   Kindred Biosciences, Inc.                               53,708      392,068
#   Kindred Healthcare, Inc.                               213,674    1,912,382
#*  Kite Pharma, Inc.                                       34,983    3,792,507
*   Laboratory Corp. of America Holdings                   142,183   22,594,301
    Landauer, Inc.                                          14,418      785,060
#*  Lannett Co., Inc.                                       68,351    1,390,943
*   Lantheus Holdings, Inc.                                 65,791    1,213,844
#   LeMaitre Vascular, Inc.                                 29,553    1,065,977
*   LHC Group, Inc.                                         33,108    1,916,953
*   LifePoint Health, Inc.                                  84,842    5,039,615
#*  Ligand Pharmaceuticals, Inc.                            17,124    2,070,463
#*  Lipocine, Inc.                                          19,043       96,548
*   LivaNova P.L.C.                                         41,951    2,556,494
#   Luminex Corp.                                           69,720    1,424,380
*   Magellan Health, Inc.                                   55,667    4,149,975
*   Mallinckrodt P.L.C.                                    108,442    4,966,644
#*  Masimo Corp.                                            88,017    8,326,408
    McKesson Corp.                                         125,721   20,350,458
#*  Medicines Co. (The)                                     36,884    1,418,190
#*  MediciNova, Inc.                                         1,657        8,633
#*  Medidata Solutions, Inc.                                20,961    1,610,014
#*  MEDNAX, Inc.                                           121,413    5,703,983
    Medtronic P.L.C.                                       509,048   42,744,761
    Merck & Co., Inc.                                    1,335,662   85,322,089
#   Meridian Bioscience, Inc.                               73,468      995,491
*   Merit Medical Systems, Inc.                             79,275    3,250,275
*   Mettler-Toledo International, Inc.                      25,335   14,518,982
*   Micron Solutions, Inc.                                   1,150        4,554
*   Misonix, Inc.                                            2,220       18,870
#*  Molina Healthcare, Inc.                                126,598    8,456,746
#*  Momenta Pharmaceuticals, Inc.                           45,221      748,408
*   Mylan NV                                               243,538    9,495,547
#*  Myriad Genetics, Inc.                                  108,382    2,630,431
    National HealthCare Corp.                               12,354      805,110
    National Research Corp. Class A                         12,465      366,471
    National Research Corp. Class B                          1,943       98,005
#*  Natus Medical, Inc.                                     61,355    2,159,696
#*  Neogen Corp.                                            43,777    2,883,591
#*  NeoGenomics, Inc.                                        4,211       39,794
#*  Neurocrine Biosciences, Inc.                            42,495    2,041,035
#*  NewLink Genetics Corp.                                   8,556       61,774
#*  NuVasive, Inc.                                          95,302    6,269,919

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Nuvectra Corp.                                          12,862 $    149,971
#*  Omnicell, Inc.                                          58,861    2,919,506
#*  Opko Health, Inc.                                      332,514    2,144,715
*   OraSure Technologies, Inc.                              73,179    1,283,560
*   Orthofix International NV                               34,419    1,493,096
*   Otonomy, Inc.                                              976       18,349
#   Owens & Minor, Inc.                                    129,512    4,174,172
*   PAREXEL International Corp.                            123,488   10,807,670
#   Patterson Cos., Inc.                                   193,194    8,060,054
#   PDL BioPharma, Inc.                                    179,942      408,468
    PerkinElmer, Inc.                                      116,875    7,693,881
#   Perrigo Co. P.L.C.                                      74,214    5,560,113
    Pfizer, Inc.                                         3,884,990  128,826,268
*   PharMerica Corp.                                        64,783    1,629,292
    Phibro Animal Health Corp. Class A                      28,887    1,103,483
*   PRA Health Sciences, Inc.                               99,006    7,366,046
#*  Premier, Inc. Class A                                   76,727    2,677,772
#*  Prestige Brands Holdings, Inc.                         115,680    6,203,918
#*  Progenics Pharmaceuticals, Inc.                         22,729      137,056
*   ProPhase Labs, Inc.                                      3,827        7,998
*   Providence Service Corp. (The)                          27,818    1,433,740
    Psychemedics Corp.                                       1,300       33,228
#*  PTC Therapeutics, Inc.                                  11,683      240,903
*   Quality Systems, Inc.                                   83,038    1,419,950
    Quest Diagnostics, Inc.                                228,220   24,718,508
*   Quidel Corp.                                            23,763      760,178
#*  Quintiles IMS Holdings, Inc.                           120,068   10,872,157
*   Quorum Health Corp.                                     50,777      173,150
#*  RadNet, Inc.                                            59,401      457,388
*   Regeneron Pharmaceuticals, Inc.                         38,513   18,933,761
*   Repligen Corp.                                          26,740    1,076,820
#   ResMed, Inc.                                            78,558    6,058,393
#*  Retrophin, Inc.                                         55,326    1,119,798
#*  Rigel Pharmaceuticals, Inc.                             72,832      172,612
*   RTI Surgical, Inc.                                      96,483      549,953
*   SciClone Pharmaceuticals, Inc.                          80,322      879,526
#*  SeaSpine Holdings Corp.                                 21,405      241,448
#*  Seattle Genetics, Inc.                                  60,492    3,054,846
*   Select Medical Holdings Corp.                          245,520    3,977,424
#*  Spectrum Pharmaceuticals, Inc.                          69,632      519,455
#   STERIS P.L.C.                                           95,562    7,821,750
#   Stryker Corp.                                          155,528   22,878,169
#*  Sucampo Pharmaceuticals, Inc. Class A                   67,976      737,540
#*  Supernus Pharmaceuticals, Inc.                          63,500    2,568,575
#*  Surgery Partners, Inc.                                   4,100       81,385
*   Surmodics, Inc.                                         23,848      627,202
#*  Taro Pharmaceutical Industries, Ltd.                    30,773    3,518,277
    Teleflex, Inc.                                          43,543    9,022,980
#*  Tenet Healthcare Corp.                                 243,819    4,230,260
#*  TESARO, Inc.                                            23,505    3,000,648
*   Tetraphase Pharmaceuticals, Inc.                        59,216      387,273
    Thermo Fisher Scientific, Inc.                         197,751   34,711,233
*   Tivity Health, Inc.                                     85,818    3,402,684

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
#*  Triple-S Management Corp. Class B                     41,196 $      637,714
#*  United Therapeutics Corp.                             88,628     11,379,835
    UnitedHealth Group, Inc.                             598,591    114,815,740
    Universal Health Services, Inc. Class B              153,429     17,004,536
    US Physical Therapy, Inc.                             22,052      1,391,481
#   Utah Medical Products, Inc.                            3,884        268,384
#*  Varex Imaging Corp.                                   56,129      1,731,580
#*  Varian Medical Systems, Inc.                          74,602      7,245,346
*   VCA, Inc.                                            104,995      9,720,437
#*  Veeva Systems, Inc. Class A                           87,529      5,580,849
#*  Verastem, Inc.                                        73,481        266,736
*   Vertex Pharmaceuticals, Inc.                          54,678      8,301,214
*   VWR Corp.                                            241,946      7,984,218
*   Waters Corp.                                          49,335      8,556,662
*   WellCare Health Plans, Inc.                           90,713     16,055,294
    West Pharmaceutical Services, Inc.                    84,415      7,487,611
#*  Wright Medical Group NV                               47,071      1,236,555
#*  Xencor, Inc.                                          37,440        874,224
#*  Zafgen, Inc.                                           1,564          5,286
    Zimmer Biomet Holdings, Inc.                          93,733     11,371,688
    Zoetis, Inc.                                         312,218     19,519,869
*   Zogenix, Inc.                                            700          8,400
                                                                 --------------
Total Health Care                                                 2,313,374,198
                                                                 --------------
Industrials -- (12.2%)
    3M Co.                                               417,065     83,900,966
#   AAON, Inc.                                            76,660      2,591,108
    AAR Corp.                                             54,816      2,050,118
    ABM Industries, Inc.                                  99,580      4,443,260
#*  Acacia Research Corp.                                 41,555        143,365
*   ACCO Brands Corp.                                    213,705      2,489,663
    Acme United Corp.                                      1,000         27,670
#   Actuant Corp. Class A                                107,217      2,594,651
#   Acuity Brands, Inc.                                   38,668      7,836,070
#   Advanced Drainage Systems, Inc.                       33,396        686,288
*   Advisory Board Co. (The)                              50,388      2,831,806
#*  AECOM                                                230,320      7,347,208
*   Aegion Corp.                                          53,845      1,289,049
*   AeroCentury Corp.                                        691          8,845
#*  Aerojet Rocketdyne Holdings, Inc.                    116,093      2,722,381
#*  Aerovironment, Inc.                                   41,307      1,560,992
    AGCO Corp.                                           140,792     10,156,735
#   Air Lease Corp.                                      219,000      8,668,020
*   Air Transport Services Group, Inc.                   161,371      3,930,998
#   Aircastle, Ltd.                                       68,135      1,603,898
    Alamo Group, Inc.                                     23,124      2,150,763
#   Alaska Air Group, Inc.                               214,723     18,300,841
#   Albany International Corp. Class A                    57,920      3,098,720
#   Allegiant Travel Co.                                  40,138      5,187,836
#   Allegion P.L.C.                                      105,138      8,541,411
    Allied Motion Technologies, Inc.                      19,703        583,012
    Allison Transmission Holdings, Inc.                  340,443     12,868,745
    Altra Industrial Motion Corp.                         58,843      2,621,456

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   AMERCO                                                   25,746 $10,003,866
#*  Ameresco, Inc. Class A                                   21,115     138,303
#   American Airlines Group, Inc.                           360,513  18,184,276
#   American Railcar Industries, Inc.                        19,392     713,044
*   American Superconductor Corp.                               896       2,858
*   American Woodmark Corp.                                  35,230   3,457,824
#   AMETEK, Inc.                                            211,089  12,998,861
*   AMREP Corp.                                               3,360      23,117
#   AO Smith Corp.                                          171,798   9,199,783
#   Apogee Enterprises, Inc.                                 60,118   3,131,547
    Applied Industrial Technologies, Inc.                    79,647   4,500,055
*   ARC Document Solutions, Inc.                             78,538     271,741
    ArcBest Corp.                                            30,676     852,793
#   Arconic, Inc.                                           629,451  15,604,090
#   Argan, Inc.                                              39,479   2,544,422
#*  Armstrong Flooring, Inc.                                 52,153     905,376
#*  Armstrong World Industries, Inc.                         94,686   4,597,005
*   Arotech Corp.                                            14,831      53,392
    Astec Industries, Inc.                                   41,113   2,066,751
*   Astronics Corp.                                          44,166   1,291,856
#*  Astronics Corp. Class B                                  15,379     450,989
#*  Atlas Air Worldwide Holdings, Inc.                       55,876   3,319,034
*   Avalon Holdings Corp. Class A                               500       1,135
#*  Avis Budget Group, Inc.                                 181,523   5,587,278
#*  Axon Enterprise, Inc.                                    66,280   1,629,825
#   AZZ, Inc.                                                46,270   2,345,889
#*  Babcock & Wilcox Enterprises, Inc.                       82,777     869,159
    Barnes Group, Inc.                                       97,184   5,848,533
#   Barrett Business Services, Inc.                          14,848     817,085
*   Beacon Roofing Supply, Inc.                             115,289   5,295,224
*   BlueLinx Holdings, Inc.                                   2,583      26,992
#*  BMC Stock Holdings, Inc.                                 62,024   1,364,528
    Boeing Co. (The)                                        406,553  98,572,840
    Brady Corp. Class A                                      85,276   2,831,163
    Briggs & Stratton Corp.                                  64,286   1,505,578
#   Brink's Co. (The)                                       120,521   9,418,716
#*  Broadwind Energy, Inc.                                      488       2,157
#*  Builders FirstSource, Inc.                              231,290   3,624,314
    BWX Technologies, Inc.                                  153,158   8,068,363
*   CAI International, Inc.                                  39,289   1,030,550
    Carlisle Cos., Inc.                                      81,274   7,931,530
*   Casella Waste Systems, Inc. Class A                      71,163   1,194,115
#   Caterpillar, Inc.                                       343,254  39,113,793
*   CBIZ, Inc.                                              117,936   1,751,350
*   CDI Corp.                                                16,772     138,369
#   CECO Environmental Corp.                                 17,216     166,307
#   Celadon Group, Inc.                                      49,165     223,701
#   CH Robinson Worldwide, Inc.                             124,548   8,170,349
*   Chart Industries, Inc.                                   58,546   1,990,564
#   Chicago Bridge & Iron Co. NV                            157,296   2,947,727
    Chicago Rivet & Machine Co.                                 474      17,415
#   Cintas Corp.                                             84,931  11,452,945
#   CIRCOR International, Inc.                               25,855   1,294,301

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Civeo Corp.                                             124,628 $   240,532
#*  Clean Harbors, Inc.                                     113,092   6,423,626
*   Colfax Corp.                                            174,213   7,191,513
    Columbus McKinnon Corp.                                  43,078   1,111,412
    Comfort Systems USA, Inc.                                69,175   2,303,527
#*  Command Security Corp.                                    4,000      12,680
*   Commercial Vehicle Group, Inc.                           70,385     617,980
    CompX International, Inc.                                 1,315      19,068
#*  Continental Building Products, Inc.                      94,015   2,068,330
*   Continental Materials Corp.                                 268       5,976
    Copa Holdings SA Class A                                 55,407   6,951,362
#*  Copart, Inc.                                            317,209   9,988,911
#   Covanta Holding Corp.                                   331,739   5,009,259
*   Covenant Transportation Group, Inc. Class A              34,912     654,600
#*  CPI Aerostructures, Inc.                                  6,347      60,297
    CRA International, Inc.                                  11,728     455,164
    Crane Co.                                                96,806   7,308,853
    CSX Corp.                                               641,088  31,631,282
    Cubic Corp.                                              47,266   2,252,225
    Cummins, Inc.                                           107,714  18,085,181
    Curtiss-Wright Corp.                                     84,544   8,151,732
    Deere & Co.                                             190,297  24,411,299
    Delta Air Lines, Inc.                                   725,693  35,820,206
#   Deluxe Corp.                                            108,158   7,809,008
*   DigitalGlobe, Inc.                                      127,899   4,463,675
    DMC Global, Inc.                                         16,062     223,262
#   Donaldson Co., Inc.                                     192,879   9,159,824
#   Douglas Dynamics, Inc.                                   59,486   1,891,655
    Dover Corp.                                             220,747  18,542,748
*   Ducommun, Inc.                                           14,372     416,213
    Dun & Bradstreet Corp. (The)                             59,002   6,535,062
*   DXP Enterprises, Inc.                                    27,021     772,530
#*  Dycom Industries, Inc.                                   78,034   7,069,880
    Eastern Co. (The)                                         4,045     117,710
    Eaton Corp. P.L.C.                                      229,360  17,947,420
#*  Echo Global Logistics, Inc.                              43,610     595,277
    Ecology and Environment, Inc. Class A                     1,746      21,825
    EMCOR Group, Inc.                                       124,882   8,429,535
    Emerson Electric Co.                                    383,183  22,841,539
    Encore Wire Corp.                                        39,240   1,750,104
#*  Energy Focus, Inc.                                        2,870       6,257
    EnerSys                                                  75,737   5,473,513
*   Engility Holdings, Inc.                                  30,294     883,676
#   Ennis, Inc.                                              38,863     748,113
    EnPro Industries, Inc.                                   34,532   2,659,655
#   EnviroStar, Inc.                                            100       2,535
    Equifax, Inc.                                            93,448  13,591,077
    ESCO Technologies, Inc.                                  46,374   2,861,276
    Espey Manufacturing & Electronics Corp.                   1,489      33,458
#   Essendant, Inc.                                          56,645     706,930
#*  Esterline Technologies Corp.                             59,313   5,723,704
#   Expeditors International of Washington, Inc.            128,769   7,581,919
    Exponent, Inc.                                           46,238   3,014,718

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Fastenal Co.                                            219,954 $ 9,449,224
    Federal Signal Corp.                                    139,055   2,572,517
    FedEx Corp.                                             202,631  42,153,327
#   Flowserve Corp.                                         120,963   4,975,208
    Fluor Corp.                                             187,255   8,132,485
    Fortive Corp.                                           203,090  13,148,047
#   Fortune Brands Home & Security, Inc.                    127,584   8,378,441
    Forward Air Corp.                                        54,227   2,810,585
#*  Franklin Covey Co.                                       20,263     377,905
    Franklin Electric Co., Inc.                              83,068   3,355,947
    FreightCar America, Inc.                                 30,380     499,447
*   FTI Consulting, Inc.                                     97,000   3,182,570
*   Fuel Tech, Inc.                                          19,248      16,746
#   GATX Corp.                                               62,539   3,866,786
*   Gencor Industries, Inc.                                   3,547      56,929
#*  Generac Holdings, Inc.                                  152,394   5,481,612
#   General Cable Corp.                                      96,012   1,853,032
    General Dynamics Corp.                                  151,350  29,714,545
    General Electric Co.                                  2,629,165  67,332,916
#*  Genesee & Wyoming, Inc. Class A                         109,411   7,129,221
*   Gibraltar Industries, Inc.                               57,770   1,724,435
    Global Brass & Copper Holdings, Inc.                     39,195   1,256,200
*   Global Power Equipment Group, Inc.                       12,367      40,069
*   GMS, Inc.                                                15,132     454,263
*   Golden Ocean Group, Ltd.                                 12,367      88,919
#*  Goldfield Corp. (The)                                    29,115     148,487
    Gorman-Rupp Co. (The)                                    67,781   2,048,342
*   GP Strategies Corp.                                      39,710   1,137,692
#   Graco, Inc.                                             105,491  12,241,176
    Graham Corp.                                              9,694     193,977
#   Granite Construction, Inc.                               67,504   3,309,046
#*  Great Lakes Dredge & Dock Corp.                          85,344     337,109
#   Greenbrier Cos., Inc. (The)                              31,578   1,421,010
#   Griffon Corp.                                            73,106   1,498,673
    H&E Equipment Services, Inc.                             88,802   2,004,261
    Hardinge, Inc.                                           10,375     125,538
*   Harsco Corp.                                            179,811   2,778,080
*   Hawaiian Holdings, Inc.                                 129,362   5,355,587
*   HC2 Holdings, Inc.                                        7,362      44,246
*   HD Supply Holdings, Inc.                                177,339   5,761,744
#   Healthcare Services Group, Inc.                          76,799   4,012,748
#   Heartland Express, Inc.                                 172,212   3,638,840
#   HEICO Corp.                                              53,171   4,273,353
    HEICO Corp. Class A                                      80,790   5,740,129
    Heidrick & Struggles International, Inc.                 32,954     596,467
#*  Herc Holdings, Inc.                                      59,553   2,702,515
*   Heritage-Crystal Clean, Inc.                              4,417      83,040
    Herman Miller, Inc.                                     124,293   4,185,567
#*  Hertz Global Holdings, Inc.                             139,440   1,906,145
#   Hexcel Corp.                                            178,905   9,154,569
#*  Hill International, Inc.                                 28,258     142,703
    Hillenbrand, Inc.                                       128,408   4,622,688
#   HNI Corp.                                                84,923   3,205,843

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Honeywell International, Inc.                           430,398 $58,585,776
    Houston Wire & Cable Co.                                 17,436     100,257
*   Hub Group, Inc. Class A                                  64,490   2,195,885
    Hubbell, Inc.                                            69,123   8,211,121
    Hudson Global, Inc.                                      23,996      32,155
#*  Hudson Technologies, Inc.                                74,171     600,043
    Huntington Ingalls Industries, Inc.                      77,326  15,937,662
    Hurco Cos., Inc.                                         12,852     423,473
*   Huron Consulting Group, Inc.                             41,358   1,468,209
#*  Huttig Building Products, Inc.                            2,588      18,452
    Hyster-Yale Materials Handling, Inc.                     23,069   1,634,669
*   ICF International, Inc.                                  27,736   1,255,054
#   IDEX Corp.                                               76,084   8,866,829
*   IES Holdings, Inc.                                        6,920     117,640
    Illinois Tool Works, Inc.                               218,339  30,722,481
    Ingersoll-Rand P.L.C.                                   256,583  22,548,514
*   InnerWorkings, Inc.                                     145,828   1,719,312
*   Innovative Solutions & Support, Inc.                     10,802      43,316
    Insperity, Inc.                                          49,494   3,736,797
    Insteel Industries, Inc.                                 47,339   1,245,962
#   Interface, Inc.                                         123,111   2,332,953
*   Intersections, Inc.                                      13,979      61,368
#   ITT, Inc.                                               178,852   7,332,932
    Jacobs Engineering Group, Inc.                           91,966   4,848,448
    JB Hunt Transport Services, Inc.                         98,438   8,929,311
*   JetBlue Airways Corp.                                   634,608  13,916,953
#   John Bean Technologies Corp.                             57,590   5,321,316
#   Johnson Controls International P.L.C.                   285,326  11,113,448
    Kadant, Inc.                                             18,365   1,433,388
#   Kaman Corp.                                              57,014   2,914,556
    Kansas City Southern                                    141,368  14,587,764
    KAR Auction Services, Inc.                              246,176  10,349,239
#   KBR, Inc.                                               222,997   3,327,115
    Kelly Services, Inc. Class A                             68,541   1,526,408
    Kelly Services, Inc. Class B                                319       7,203
    Kennametal, Inc.                                        173,816   6,413,810
*   Key Technology, Inc.                                      3,418      48,877
*   KEYW Holding Corp. (The)                                  3,401      30,031
    Kforce, Inc.                                             62,753   1,173,481
    Kimball International, Inc. Class B                      93,997   1,566,930
#*  Kirby Corp.                                              99,673   6,070,086
#*  KLX, Inc.                                                90,070   4,676,434
    Knight Transportation, Inc.                             162,439   5,790,950
#   Knoll, Inc.                                              94,672   1,832,850
    Korn/Ferry International                                108,897   3,642,605
#*  Kratos Defense & Security Solutions, Inc.                99,878   1,099,157
    L3 Technologies, Inc.                                    78,085  13,662,532
    Landstar System, Inc.                                    86,084   7,157,885
*   Lawson Products, Inc.                                     8,619     198,668
#*  Layne Christensen Co.                                    20,348     215,485
    LB Foster Co. Class A                                    13,814     243,126
#   Lennox International, Inc.                               47,038   8,043,498
    Lincoln Electric Holdings, Inc.                         132,361  11,549,821

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Lindsay Corp.                                            10,381 $   951,626
    Lockheed Martin Corp.                                   182,244  53,238,940
    LS Starrett Co. (The) Class A                             4,692      37,536
#   LSC Communications, Inc.                                 52,522   1,122,920
    LSI Industries, Inc.                                     42,399     354,880
*   Lydall, Inc.                                             31,173   1,543,064
    Macquarie Infrastructure Corp.                           91,990   6,973,762
*   Manitex International, Inc.                               2,000      14,140
#*  Manitowoc Co., Inc. (The)                               274,119   1,565,219
    ManpowerGroup, Inc.                                     103,718  11,113,384
    Marten Transport, Ltd.                                   77,240   1,231,978
    Masco Corp.                                             224,348   8,554,389
*   Masonite International Corp.                             32,933   2,557,247
#*  MasTec, Inc.                                            183,757   8,489,573
*   Mastech Digital, Inc.                                     1,412      13,329
    Matson, Inc.                                             94,649   2,669,102
    Matthews International Corp. Class A                     54,783   3,591,026
    McGrath RentCorp                                         40,922   1,453,959
#*  Mercury Systems, Inc.                                    63,772   2,800,229
#*  Meritor, Inc.                                           166,076   2,869,793
#*  Middleby Corp. (The)                                     52,258   6,829,075
#*  Milacron Holdings Corp.                                  12,450     223,851
    Miller Industries, Inc.                                  13,401     349,766
*   Mistras Group, Inc.                                      40,817     822,463
#   Mobile Mini, Inc.                                        88,284   2,719,147
*   Moog, Inc. Class A                                       65,670   4,880,594
*   Moog, Inc. Class B                                        3,215     242,154
*   MRC Global, Inc.                                        206,462   3,373,589
    MSA Safety, Inc.                                         62,251   4,990,040
    MSC Industrial Direct Co., Inc. Class A                  88,484   6,300,946
#   Mueller Industries, Inc.                                116,421   3,667,261
    Mueller Water Products, Inc. Class A                    374,745   4,347,042
#   Multi-Color Corp.                                        27,697   2,229,609
*   MYR Group, Inc.                                          41,710   1,326,795
    National Presto Industries, Inc.                          6,067     686,178
*   Navigant Consulting, Inc.                                82,825   1,402,227
#*  Navistar International Corp.                             78,558   2,417,230
*   NCI Building Systems, Inc.                              107,025   1,926,450
    Nielsen Holdings P.L.C.                                 389,313  16,744,352
*   NL Industries, Inc.                                      60,141     469,100
    NN, Inc.                                                 51,020   1,413,254
#   Nordson Corp.                                            81,210  10,313,670
    Norfolk Southern Corp.                                  190,476  21,443,788
    Northrop Grumman Corp.                                  117,671  30,962,770
*   Northwest Pipe Co.                                        9,070     137,048
#*  NOW, Inc.                                               156,942   2,500,086
#*  NV5 Global, Inc.                                         12,199     506,868
    Old Dominion Freight Line, Inc.                         139,048  13,336,094
#   Omega Flex, Inc.                                          4,888     293,476
*   On Assignment, Inc.                                     103,437   5,094,272
    Orbital ATK, Inc.                                       104,768  10,705,194
#*  Orion Energy Systems, Inc.                               19,776      22,940
*   Orion Group Holdings, Inc.                               13,198      92,650

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Oshkosh Corp.                                           135,061 $ 9,300,300
    Owens Corning                                           170,081  11,403,931
    PACCAR, Inc.                                            284,837  19,497,093
*   PAM Transportation Services, Inc.                         2,984      52,310
    Park-Ohio Holdings Corp.                                 18,149     721,423
    Parker-Hannifin Corp.                                   121,820  20,219,684
*   Patrick Industries, Inc.                                 39,649   3,017,289
*   Patriot Transportation Holding, Inc.                      1,454      29,087
*   Pendrell Corp.                                           10,317      72,013
#   Pentair P.L.C.                                          190,472  12,013,069
*   Performant Financial Corp.                               57,241     114,482
*   Perma-Pipe International Holdings, Inc.                   3,034      23,969
#*  PGT Innovations, Inc.                                   119,654   1,555,502
#   Pitney Bowes, Inc.                                      251,956   3,965,787
#*  Plug Power, Inc.                                            784       1,772
*   Ply Gem Holdings, Inc.                                   57,977   1,014,598
    Powell Industries, Inc.                                  12,017     382,741
#*  Power Solutions International, Inc.                       4,237      42,370
    Preformed Line Products Co.                               4,237     206,427
    Primoris Services Corp.                                  93,404   2,327,628
#*  Proto Labs, Inc.                                         29,748   2,198,377
#   Quad/Graphics, Inc.                                      65,267   1,465,897
    Quanex Building Products Corp.                           70,553   1,516,890
*   Quanta Services, Inc.                                   288,918   9,745,204
#*  Radiant Logistics, Inc.                                  62,655     271,296
    Raven Industries, Inc.                                   54,019   1,858,254
    Raytheon Co.                                            138,864  23,852,669
#*  RBC Bearings, Inc.                                       39,263   4,057,438
*   RCM Technologies, Inc.                                    7,192      38,261
    Regal Beloit Corp.                                       84,675   7,057,661
    Republic Services, Inc.                                 290,634  18,664,515
    Resources Connection, Inc.                               63,541     848,272
*   Rexnord Corp.                                           212,028   4,910,568
*   Roadrunner Transportation Systems, Inc.                  46,553     324,940
    Robert Half International, Inc.                         176,784   7,999,476
    Rockwell Automation, Inc.                               111,304  18,368,499
    Rockwell Collins, Inc.                                  199,758  21,280,220
#   Rollins, Inc.                                           170,172   7,387,167
    Roper Technologies, Inc.                                 53,646  12,470,549
*   RPX Corp.                                               101,912   1,393,137
#   RR Donnelley & Sons Co.                                  79,108     977,775
*   Rush Enterprises, Inc. Class A                           61,341   2,645,637
*   Rush Enterprises, Inc. Class B                            7,381     300,259
    Ryder System, Inc.                                      138,626  10,086,428
*   Saia, Inc.                                               52,384   2,847,070
#*  Sensata Technologies Holding NV                         239,471  10,804,932
    Servotronics, Inc.                                          389       3,691
*   SIFCO Industries, Inc.                                    3,251      21,782
#   Simpson Manufacturing Co., Inc.                          86,676   3,838,880
    SkyWest, Inc.                                           100,757   3,677,630
#   Snap-on, Inc.                                            66,677  10,281,593
    Southwest Airlines Co.                                  529,313  29,382,165
*   SP Plus Corp.                                            13,087     427,945

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Sparton Corp.                                             7,073 $   163,103
    Spartan Motors, Inc.                                     29,707     262,907
    Spirit Aerosystems Holdings, Inc. Class A               210,309  12,708,973
*   Spirit Airlines, Inc.                                   155,695   6,048,751
*   SPX Corp.                                                58,993   1,623,487
*   SPX FLOW, Inc.                                           72,179   2,559,467
    Standex International Corp.                              23,161   2,222,298
    Stanley Black & Decker, Inc.                            145,011  20,401,598
    Steelcase, Inc. Class A                                 164,114   2,240,156
#*  Stericycle, Inc.                                        119,716   9,227,709
*   Sterling Construction Co., Inc.                          33,933     433,664
#   Sun Hydraulics Corp.                                     34,687   1,434,654
    Supreme Industries, Inc. Class A                         26,083     392,288
#*  Swift Transportation Co.                                197,760   5,042,880
#*  Team, Inc.                                               45,855     658,019
#*  Teledyne Technologies, Inc.                              61,440   8,376,730
    Tennant Co.                                              30,089   2,273,224
#   Terex Corp.                                             165,675   6,522,625
    Tetra Tech, Inc.                                        104,205   4,944,527
    Textainer Group Holdings, Ltd.                           50,784     822,701
    Textron, Inc.                                           327,906  16,110,022
*   Thermon Group Holdings, Inc.                             48,129     860,065
    Timken Co. (The)                                        133,764   6,086,262
#   Titan International, Inc.                                84,868   1,082,067
*   Titan Machinery, Inc.                                    46,779     835,005
    Toro Co. (The)                                          134,378   9,552,932
#   TransDigm Group, Inc.                                    34,893   9,844,711
*   TransUnion                                              145,544   6,670,282
#*  Trex Co., Inc.                                           48,428   3,642,270
*   TriMas Corp.                                             63,556   1,547,589
*   TriNet Group, Inc.                                       86,978   3,044,230
    Trinity Industries, Inc.                                314,663   8,624,913
    Triton International, Ltd.                               67,001   2,416,056
#   Triumph Group, Inc.                                     112,804   2,887,782
*   TrueBlue, Inc.                                           67,744   1,730,859
#*  Tutor Perini Corp.                                       98,895   2,630,607
*   Twin Disc, Inc.                                          10,923     184,817
*   Ultralife Corp.                                          11,666      80,495
#   UniFirst Corp.                                           25,825   3,673,606
    Union Pacific Corp.                                     498,031  51,277,272
*   United Continental Holdings, Inc.                       377,139  25,524,768
    United Parcel Service, Inc. Class B                     476,456  52,548,332
*   United Rentals, Inc.                                    157,400  18,724,304
    United Technologies Corp.                               488,680  57,942,788
#*  Univar, Inc.                                            189,085   5,869,198
    Universal Forest Products, Inc.                          41,925   3,515,411
    Universal Logistics Holdings, Inc.                       12,449     181,133
#   US Ecology, Inc.                                         36,270   1,882,413
*   USA Truck, Inc.                                          11,153     103,277
#*  USG Corp.                                               270,442   7,312,752
    Valmont Industries, Inc.                                 41,205   6,292,003
*   Vectrus, Inc.                                            23,452     797,603
#*  Verisk Analytics, Inc.                                  148,655  12,971,635
*   Veritiv Corp.                                             3,055     113,493

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
*   Versar, Inc.                                           4,038 $        4,724
    Viad Corp.                                            39,505      2,115,493
*   Vicor Corp.                                           15,288        271,362
*   Virco Manufacturing Corp.                              6,445         35,125
*   Volt Information Sciences, Inc.                       11,950         43,618
#   VSE Corp.                                             13,070        677,680
#   Wabash National Corp.                                145,289      2,772,114
#*  WABCO Holdings, Inc.                                  57,799      7,951,408
#   Wabtec Corp.                                          90,925      6,852,108
    Waste Management, Inc.                               307,915     23,139,812
#   Watsco, Inc.                                          60,261      9,085,551
    Watsco, Inc. Class B                                   2,268        345,314
    Watts Water Technologies, Inc. Class A                49,780      3,205,832
#*  Welbilt, Inc.                                        279,653      5,450,437
#   Werner Enterprises, Inc.                             163,568      4,849,791
#*  Wesco Aircraft Holdings, Inc.                        125,124      1,357,595
*   WESCO International, Inc.                             95,193      4,878,641
    West Corp.                                           128,886      3,012,066
#*  Willdan Group, Inc.                                   12,531        421,167
*   Willis Lease Finance Corp.                             4,420        111,738
    Woodward, Inc.                                       104,923      7,338,315
#   WW Grainger, Inc.                                     63,081     10,518,126
#*  Xerium Technologies, Inc.                              1,300          9,451
#*  XPO Logistics, Inc.                                  235,493     14,155,484
#   Xylem, Inc.                                          208,863     11,848,798
#*  YRC Worldwide, Inc.                                   49,729        660,898
                                                                 --------------
Total Industrials                                                 2,580,946,940
                                                                 --------------
Information Technology -- (18.8%)
#*  3D Systems Corp.                                      50,584        849,811
    Accenture P.L.C. Class A                             431,332     55,564,188
#*  ACI Worldwide, Inc.                                  219,858      5,094,110
    Activision Blizzard, Inc.                            274,896     16,983,075
*   Actua Corp.                                           91,383      1,233,670
*   Acxiom Corp.                                         123,763      3,337,888
*   ADDvantage Technologies Group, Inc.                    3,642          5,536
*   Adobe Systems, Inc.                                  200,182     29,324,661
    ADTRAN, Inc.                                          72,314      1,695,763
*   Advanced Energy Industries, Inc.                      81,841      5,937,565
#*  Advanced Micro Devices, Inc.                       1,110,469     15,113,483
*   Agilysys, Inc.                                        32,960        331,578
*   Akamai Technologies, Inc.                            216,969     10,227,919
#   Alliance Data Systems Corp.                           57,136     13,794,344
*   Alpha & Omega Semiconductor, Ltd.                     42,500        752,250
*   Alphabet, Inc. Class A                               110,115    104,113,732
*   Alphabet, Inc. Class C                               115,533    107,503,456
*   Ambarella, Inc.                                        3,082        154,254
    Amdocs, Ltd.                                         141,569      9,509,190
    American Software, Inc. Class A                       32,164        311,991
*   Amkor Technology, Inc.                               487,751      5,057,978
    Amphenol Corp. Class A                               204,490     15,668,024
*   Amtech Systems, Inc.                                   9,582         84,609
    Analog Devices, Inc.                                 182,326     14,405,577

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Angie's List, Inc.                                      20,945 $    250,921
*   Anixter International, Inc.                             60,169    4,738,309
#*  ANSYS, Inc.                                             61,666    7,988,830
    Apple, Inc.                                          3,773,764  561,271,920
    Applied Materials, Inc.                                613,408   27,180,108
#*  Applied Optoelectronics, Inc.                            9,891      964,274
*   Arista Networks, Inc.                                   63,586    9,492,754
#*  ARRIS International P.L.C.                             315,728    8,827,755
*   Arrow Electronics, Inc.                                122,512    9,959,000
#*  Aspen Technology, Inc.                                 150,726    8,571,788
    AstroNova, Inc.                                          4,620       63,756
*   Asure Software, Inc.                                    11,632      152,612
*   Autobytel, Inc.                                         16,158      177,900
#*  Autodesk, Inc.                                          70,540    7,815,127
    Automatic Data Processing, Inc.                        312,554   37,165,796
*   Aviat Networks, Inc.                                     3,930       73,923
#*  Avid Technology, Inc.                                   72,700      374,405
    Avnet, Inc.                                            160,972    6,178,105
    AVX Corp.                                              115,709    2,067,720
*   Aware, Inc.                                             12,087       55,600
*   Axcelis Technologies, Inc.                              53,851    1,195,492
*   AXT, Inc.                                               77,517      678,274
#   Badger Meter, Inc.                                      47,118    2,132,089
*   Bankrate, Inc.                                         100,286    1,393,975
*   Barracuda Networks, Inc.                                77,010    1,730,415
*   Bazaarvoice, Inc.                                       36,654      172,274
    Bel Fuse, Inc. Class A                                   1,700       36,890
#   Bel Fuse, Inc. Class B                                   9,848      248,662
#   Belden, Inc.                                            85,174    6,127,418
*   Benchmark Electronics, Inc.                             61,271    2,061,769
    Black Box Corp.                                         36,076      285,000
#*  Black Knight Financial Services, Inc. Class A           30,295    1,287,537
#   Blackbaud, Inc.                                         57,054    5,268,366
#*  Blackhawk Network Holdings, Inc.                       101,287    4,421,178
#*  Blucora, Inc.                                           54,213    1,214,371
    Booz Allen Hamilton Holding Corp.                      222,103    7,618,133
*   Bottomline Technologies de, Inc.                        23,728      675,773
    Broadcom, Ltd.                                         141,995   35,024,487
    Broadridge Financial Solutions, Inc.                   160,983   12,212,170
*   BroadVision, Inc.                                        3,362       13,952
    Brocade Communications Systems, Inc.                   690,931    8,726,459
    Brooks Automation, Inc.                                124,193    3,050,180
*   BSQUARE Corp.                                           18,279      104,190
    CA, Inc.                                               577,969   17,940,158
    Cabot Microelectronics Corp.                            45,057    3,340,977
*   CACI International, Inc. Class A                        46,507    5,818,026
*   Cadence Design Systems, Inc.                           259,421    9,572,635
#*  CalAmp Corp.                                            61,302    1,170,868
*   Calix, Inc.                                            102,448      701,769
#*  Carbonite, Inc.                                         41,674      983,506
#*  Cardtronics P.L.C. Class A                             113,077    3,539,310
#*  Cars.com, Inc.                                         183,022    4,447,435
    Cass Information Systems, Inc.                          12,548      827,666

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Cavium, Inc.                                             57,773 $ 3,578,460
    CDK Global, Inc.                                        129,754   8,535,218
#   CDW Corp.                                               227,928  14,457,473
#*  Ceva, Inc.                                               27,322   1,263,642
#*  Ciena Corp.                                             224,805   5,788,729
#*  Cimpress NV                                              43,044   3,798,203
#*  Cirrus Logic, Inc.                                      127,519   7,834,767
    Cisco Systems, Inc.                                   2,611,598  82,134,757
*   Citrix Systems, Inc.                                    113,291   8,947,723
*   Clearfield, Inc.                                          8,284      95,266
    Cognex Corp.                                             92,335   8,777,365
    Cognizant Technology Solutions Corp. Class A            316,478  21,938,255
#*  Coherent, Inc.                                           41,073  10,884,345
    Cohu, Inc.                                               46,271     843,058
*   CommerceHub, Inc. Series A                               18,978     346,159
*   CommerceHub, Inc. Series C                               25,949     466,563
*   CommScope Holding Co., Inc.                             253,392   9,319,758
    Communications Systems, Inc.                              7,990      34,357
    Computer Task Group, Inc.                                12,978      71,639
    Comtech Telecommunications Corp.                         48,098     865,764
    Concurrent Computer Corp.                                 5,951      40,110
#*  Conduent, Inc.                                          220,882   3,646,762
#*  Control4 Corp.                                           16,874     385,571
#   Convergys Corp.                                         147,243   3,529,415
*   CoreLogic, Inc.                                         160,260   7,299,843
    Corning, Inc.                                           508,963  14,831,182
#*  CoStar Group, Inc.                                       19,322   5,324,177
#*  Cray, Inc.                                               78,150   1,609,890
*   Cree, Inc.                                              143,096   3,707,617
    CSG Systems International, Inc.                          69,084   2,856,623
    CSP, Inc.                                                   709       7,274
    CSRA, Inc.                                              240,207   7,833,150
    CTS Corp.                                                54,790   1,205,380
#*  CyberOptics Corp.                                         7,576     125,004
#   Cypress Semiconductor Corp.                             562,397   7,986,037
#   Daktronics, Inc.                                         85,718     838,322
*   Data I/O Corp.                                            5,350      42,051
*   Dell Technologies, Inc. Class V                         106,429   6,840,192
*   DHI Group, Inc.                                         120,463     265,019
#   Diebold Nixdorf, Inc.                                   114,072   2,669,285
*   Digi International, Inc.                                 28,183     294,512
*   Diodes, Inc.                                             70,689   1,875,379
    Dolby Laboratories, Inc. Class A                         99,849   5,167,186
*   DSP Group, Inc.                                          25,535     321,741
    DST Systems, Inc.                                       126,412   6,940,019
    DXC Technology Co.                                      313,151  24,544,775
*   eBay, Inc.                                              639,896  22,863,484
#   Ebix, Inc.                                               29,226   1,687,801
*   EchoStar Corp. Class A                                   83,320   5,060,024
*   Edgewater Technology, Inc.                                5,900      41,831
*   Electro Scientific Industries, Inc.                      44,149     381,889
*   Electronic Arts, Inc.                                   180,505  21,072,154
#*  Electronics for Imaging, Inc.                            72,562   3,525,062

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Ellie Mae, Inc.                                         26,378 $  2,300,689
#*  eMagin Corp.                                             9,611       24,989
#   Emcore Corp.                                            38,852      450,683
*   EnerNOC, Inc.                                           46,525      355,916
*   Entegris, Inc.                                         230,948    6,027,743
#*  Envestnet, Inc.                                         19,414      758,117
*   EPAM Systems, Inc.                                      65,232    5,605,386
#*  ePlus, Inc.                                             29,208    2,362,927
#*  Euronet Worldwide, Inc.                                 88,415    8,541,773
*   Everi Holdings, Inc.                                   114,549      854,536
*   ExlService Holdings, Inc.                               50,603    2,912,203
*   Extreme Networks, Inc.                                 107,859      948,081
*   F5 Networks, Inc.                                       52,639    6,356,159
#*  Fabrinet                                                68,328    3,075,443
*   Facebook, Inc. Class A                               1,153,083  195,159,298
#   Fair Isaac Corp.                                        50,896    7,255,225
#*  FARO Technologies, Inc.                                 19,158      756,741
    Fidelity National Information Services, Inc.           189,769   17,310,728
*   Finisar Corp.                                          206,293    5,615,295
*   Finjan Holdings, Inc.                                   42,204      132,521
#*  FireEye, Inc.                                           93,040    1,361,175
#*  First Data Corp. Class A                               259,689    4,845,797
#*  First Solar, Inc.                                      198,727    9,799,228
*   Fiserv, Inc.                                           159,078   20,441,523
#*  Fitbit, Inc. Class A                                   129,751      669,515
*   FleetCor Technologies, Inc.                             79,788   12,132,563
*   Flex, Ltd.                                           1,004,906   16,068,447
    FLIR Systems, Inc.                                     236,331    8,819,873
*   FormFactor, Inc.                                       121,379    1,590,065
    Forrester Research, Inc.                                29,137    1,188,790
#*  Fortinet, Inc.                                          82,716    3,053,048
*   Frequency Electronics, Inc.                              5,169       44,453
*   Gartner, Inc.                                           80,936   10,385,708
#   Genpact, Ltd.                                          313,167    9,081,843
    Global Payments, Inc.                                  199,893   18,863,902
    GlobalSCAPE, Inc.                                        7,843       39,999
#*  Globant SA                                              12,124      557,340
*   Glu Mobile, Inc.                                        17,431       47,587
*   GoDaddy, Inc. Class A                                   56,115    2,411,823
#*  GrubHub, Inc.                                           73,138    3,373,856
*   GSE Systems, Inc.                                       10,738       30,066
*   GSI Technology, Inc.                                    18,088      131,319
#*  GTT Communications, Inc.                                97,319    2,973,095
#*  Guidewire Software, Inc.                                62,049    4,477,456
    Hackett Group, Inc. (The)                               73,423    1,205,606
#*  Harmonic, Inc.                                         200,994      824,075
    Harris Corp.                                           137,327   15,719,822
    Hewlett Packard Enterprise Co.                       1,389,866   24,336,554
    HP, Inc.                                             1,061,481   20,274,287
*   IAC/InterActiveCorp                                    109,298   11,435,850
*   ID Systems, Inc.                                         7,118       48,616
*   Identiv, Inc.                                            2,956       15,105
*   IEC Electronics Corp.                                    5,002       19,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   II-VI, Inc.                                            112,721 $  4,294,670
#*  Immersion Corp.                                          9,931       84,811
#*  Infinera Corp.                                         224,185    2,629,690
*   Innodata, Inc.                                          13,032       22,154
#*  Inphi Corp.                                              6,295      241,728
#*  Inseego Corp.                                           23,600       27,848
*   Insight Enterprises, Inc.                               58,204    2,358,426
#*  Integrated Device Technology, Inc.                     185,692    4,853,989
    Intel Corp.                                          3,566,951  126,519,752
#   InterDigital, Inc.                                      79,157    5,766,587
#*  Internap Corp.                                          96,861      368,072
    International Business Machines Corp.                  638,815   92,417,366
*   inTEST Corp.                                             9,856       85,747
*   Intevac, Inc.                                           16,827      190,986
*   IntriCon Corp.                                           2,604       19,530
    Intuit, Inc.                                           164,065   22,511,359
#*  IPG Photonics Corp.                                     77,366   11,809,146
*   Iteris, Inc.                                             3,700       23,273
*   Itron, Inc.                                             62,866    4,589,218
    IXYS Corp.                                              65,386    1,137,716
#   j2 Global, Inc.                                         99,565    8,426,186
    Jabil, Inc.                                            414,762   12,650,241
#   Jack Henry & Associates, Inc.                           99,725   10,702,487
    Juniper Networks, Inc.                                 379,208   10,598,864
*   Kemet Corp.                                             71,691    1,207,993
*   Key Tronic Corp.                                         8,234       59,861
*   Keysight Technologies, Inc.                            252,629   10,506,840
*   Kimball Electronics, Inc.                               23,751      461,957
    KLA-Tencor Corp.                                       150,299   13,922,196
*   Knowles Corp.                                          106,192    1,608,809
#*  Kopin Corp.                                             52,846      200,815
*   Kulicke & Soffa Industries, Inc.                       150,023    3,231,495
*   KVH Industries, Inc.                                    14,698      160,208
#   Lam Research Corp.                                     159,996   25,512,962
*   Lattice Semiconductor Corp.                            158,683    1,104,434
*   Leaf Group, Ltd.                                        41,223      311,234
    Leidos Holdings, Inc.                                  192,590   10,292,010
*   LGL Group, Inc. (The)                                      964        4,405
*   Limelight Networks, Inc.                               118,033      403,673
*   Liquidity Services, Inc.                                16,992      115,546
#   Littelfuse, Inc.                                        27,332    4,924,680
    LogMeIn, Inc.                                           76,343    8,890,142
#*  Lumentum Holdings, Inc.                                 80,502    5,039,425
*   Luxoft Holding, Inc.                                    21,853    1,375,646
#*  MACOM Technology Solutions Holdings, Inc.               60,692    3,674,901
#*  MagnaChip Semiconductor Corp.                           57,288      624,439
#*  Manhattan Associates, Inc.                              90,379    3,994,752
    ManTech International Corp. Class A                     53,867    2,139,597
*   Marchex, Inc. Class B                                   18,835       54,622
    Marvell Technology Group, Ltd.                         473,422    7,366,446
    Mastercard, Inc. Class A                               674,690   86,225,382
#*  Match Group, Inc.                                       64,297    1,173,420
    Maxim Integrated Products, Inc.                        193,944    8,812,815

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    MAXIMUS, Inc.                                          126,071 $  7,609,646
#*  MaxLinear, Inc.                                         87,159    2,283,566
*   Maxwell Technologies, Inc.                              30,742      179,841
#*  Meet Group, Inc.(The)                                   55,452      278,369
#   Mesa Laboratories, Inc.                                  4,432      640,557
#   Methode Electronics, Inc.                               76,679    3,047,990
#   Microchip Technology, Inc.                             166,167   13,300,007
*   Micron Technology, Inc.                              1,291,849   36,326,794
*   Microsemi Corp.                                        208,250   10,845,660
    Microsoft Corp.                                      4,418,099  321,195,797
*   MicroStrategy, Inc. Class A                             16,146    2,171,798
    MKS Instruments, Inc.                                   96,884    8,104,347
*   ModusLink Global Solutions, Inc.                        50,605       85,016
#*  MoneyGram International, Inc.                           47,724      778,856
#   Monolithic Power Systems, Inc.                          30,293    3,099,580
    Monotype Imaging Holdings, Inc.                         45,714      861,709
    Motorola Solutions, Inc.                               103,158    9,354,367
#   MTS Systems Corp.                                       31,360    1,652,672
*   Nanometrics, Inc.                                       44,106    1,175,425
*   Napco Security Technologies, Inc.                        8,159       74,655
#   National Instruments Corp.                             156,843    6,452,521
*   NCI, Inc. Class A                                        5,908      117,865
#*  NCR Corp.                                              273,638   10,357,198
#*  NeoPhotonics Corp.                                      73,915      596,494
    NetApp, Inc.                                           297,563   12,920,185
#*  NETGEAR, Inc.                                           56,752    2,718,421
#*  Netscout Systems, Inc.                                 100,047    3,451,621
#*  NeuStar, Inc. Class A                                   51,089    1,706,373
    NIC, Inc.                                               83,411    1,355,429
*   Novanta, Inc.                                           44,144    1,628,914
*   Nuance Communications, Inc.                            427,630    7,397,999
#*  Numerex Corp. Class A                                    7,300       34,566
    NVE Corp.                                                5,036      397,240
    NVIDIA Corp.                                           374,667   60,887,134
#*  Oclaro, Inc.                                           209,772    2,051,570
*   ON Semiconductor Corp.                                 845,280   12,636,936
#*  Onvia, Inc.                                                442        1,989
*   Optical Cable Corp.                                      3,696        8,316
    Oracle Corp.                                         1,503,664   75,077,944
#*  OSI Systems, Inc.                                       33,569    2,684,513
#*  Palo Alto Networks, Inc.                                28,589    3,767,458
*   PAR Technology Corp.                                     8,654       77,540
    Park Electrochemical Corp.                              28,973      544,403
    Paychex, Inc.                                          261,314   15,117,015
#*  Paycom Software, Inc.                                   82,759    5,800,578
*   PayPal Holdings, Inc.                                  454,110   26,588,140
    PC Connection, Inc.                                     28,787      742,705
    PC-Tel, Inc.                                            13,527       96,177
*   PCM, Inc.                                               14,146      175,057
#*  PDF Solutions, Inc.                                     35,964      577,222
#   Pegasystems, Inc.                                       97,633    5,901,915
*   Perceptron, Inc.                                         7,250       52,635
*   Perficient, Inc.                                        52,101      979,499

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  PFSweb, Inc.                                             23,457 $   183,434
*   Photronics, Inc.                                        103,755   1,042,738
*   Pixelworks, Inc.                                         33,493     155,408
    Plantronics, Inc.                                        56,898   2,570,652
*   Plexus Corp.                                             59,289   3,178,483
    Power Integrations, Inc.                                 31,822   2,248,224
*   PRGX Global, Inc.                                        24,971     156,069
    Progress Software Corp.                                  79,878   2,556,895
#*  Proofpoint, Inc.                                         12,272   1,046,065
*   PTC, Inc.                                                78,435   4,328,828
    QAD, Inc. Class A                                        14,038     440,091
    QAD, Inc. Class B                                         1,959      50,816
#*  Qorvo, Inc.                                             118,473   8,122,509
    QUALCOMM, Inc.                                          893,250  47,511,967
*   Qualys, Inc.                                             45,374   1,821,766
*   QuinStreet, Inc.                                         33,721     131,175
*   Qumu Corp.                                                6,460      16,731
#*  Radisys Corp.                                            20,449      49,896
#*  Rambus, Inc.                                            163,113   2,102,527
*   RealNetworks, Inc.                                      129,142     561,768
#*  RealPage, Inc.                                           84,991   3,293,401
*   Red Hat, Inc.                                           108,478  10,725,220
    Reis, Inc.                                                6,081     130,133
    Relm Wireless Corp.                                       1,238       4,395
#   RF Industries, Ltd.                                       4,931       9,122
    Richardson Electronics, Ltd.                              9,355      54,820
*   Rogers Corp.                                             32,257   3,805,358
*   Rosetta Stone, Inc.                                      20,764     215,115
*   Rubicon Project, Inc. (The)                              15,761      74,077
*   Rudolph Technologies, Inc.                               67,409   1,668,373
#   Sabre Corp.                                             228,138   5,048,694
*   salesforce.com, Inc.                                    127,384  11,566,467
*   Sanmina Corp.                                           145,858   5,229,009
*   ScanSource, Inc.                                         42,666   1,689,574
    Science Applications International Corp.                 88,695   6,245,015
#*  Seachange International, Inc.                            67,724     192,336
#   Seagate Technology P.L.C.                               284,827   9,387,898
*   Semtech Corp.                                            84,669   3,352,892
#*  ServiceNow, Inc.                                         50,177   5,542,050
#*  ServiceSource International, Inc.                        21,415      81,377
*   Sevcon, Inc.                                                613      13,394
*   ShoreTel, Inc.                                           86,204     642,220
#*  Shutterstock, Inc.                                       36,899   1,554,924
*   Sigma Designs, Inc.                                      62,735     407,778
*   Silicon Laboratories, Inc.                               48,772   3,662,777
#*  Silver Spring Networks, Inc.                             46,408     524,874
#   Skyworks Solutions, Inc.                                202,077  21,191,815
*   SMTC Corp.                                               10,077      12,294
*   SolarEdge Technologies, Inc.                              5,408     124,114
*   Sonus Networks, Inc.                                    102,752     701,796
#*  Splunk, Inc.                                             35,243   2,114,932
#   SS&C Technologies Holdings, Inc.                        221,280   8,576,813
#*  Stamps.com, Inc.                                         17,778   2,632,922

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   StarTek, Inc.                                           26,723 $    328,693
*   Stratasys, Ltd.                                        101,170    2,427,068
#*  SunPower Corp.                                         157,758    1,757,424
#*  Super Micro Computer, Inc.                              75,755    2,034,022
*   Sykes Enterprises, Inc.                                 81,250    2,762,500
    Symantec Corp.                                         456,673   14,152,296
#*  Synaptics, Inc.                                         63,132    3,321,375
#*  Synchronoss Technologies, Inc.                          69,499    1,173,143
    SYNNEX Corp.                                            83,798    9,965,258
*   Synopsys, Inc.                                         151,144   11,573,096
#   Syntel, Inc.                                           102,911    2,005,735
#   Systemax, Inc.                                          31,896      577,956
#*  Tableau Software, Inc. Class A                          45,081    2,905,470
#*  Take-Two Interactive Software, Inc.                    155,298   12,343,085
    TE Connectivity, Ltd.                                  220,498   17,725,834
#*  Tech Data Corp.                                         85,280    8,732,672
*   TechTarget, Inc.                                           800        7,672
*   Telenav, Inc.                                           57,056      427,920
    TeleTech Holdings, Inc.                                 75,674    3,163,173
#*  Teradata Corp.                                         260,120    8,277,018
    Teradyne, Inc.                                         320,745   11,094,570
    Tessco Technologies, Inc.                                6,747       90,072
    Texas Instruments, Inc.                                713,111   58,032,973
    TiVo Corp.                                             223,612    4,382,795
    Total System Services, Inc.                            177,644   11,273,288
    TransAct Technologies, Inc.                              5,192       45,949
    Travelport Worldwide, Ltd.                             205,905    2,944,441
*   Travelzoo                                                2,163       22,712
#*  Trimble, Inc.                                          207,762    7,776,532
*   Trio-Tech International                                  1,525        7,152
    TSR, Inc.                                                  210          893
#*  TTM Technologies, Inc.                                 223,697    3,887,854
#*  Twitter, Inc.                                          415,568    6,686,489
#*  Tyler Technologies, Inc.                                26,725    4,591,622
#*  Ubiquiti Networks, Inc.                                106,734    5,817,003
#*  Ultimate Software Group, Inc. (The)                     22,020    4,970,134
*   Ultra Clean Holdings, Inc.                              44,312    1,039,116
#*  Unisys Corp.                                            67,045      858,176
#   Universal Display Corp.                                 53,395    6,439,437
*   Universal Security Instruments, Inc.                     1,135        2,724
*   Vantiv, Inc. Class A                                   164,337   10,443,616
*   VASCO Data Security International, Inc.                 33,262      449,037
*   Veeco Instruments, Inc.                                120,391    3,708,043
#*  VeriFone Systems, Inc.                                 179,118    3,494,592
*   Verint Systems, Inc.                                    96,837    3,839,587
#*  VeriSign, Inc.                                          58,937    5,962,656
    Versum Materials, Inc.                                 101,492    3,578,608
#*  ViaSat, Inc.                                            83,900    5,544,951
#*  Viavi Solutions, Inc.                                  291,852    3,201,616
#*  Virtusa Corp.                                           46,771    1,550,459
#   Visa, Inc. Class A                                   1,089,768  108,497,302
#   Vishay Intertechnology, Inc.                           270,925    4,836,011
*   Vishay Precision Group, Inc.                            12,209      213,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  VMware, Inc. Class A                                  21,646 $    2,006,801
    Wayside Technology Group, Inc.                         2,300         39,560
#*  Web.com Group, Inc.                                  104,950      2,303,652
#*  WebMD Health Corp.                                    76,433      5,063,686
    Western Digital Corp.                                222,792     18,964,055
#   Western Union Co. (The)                              409,314      8,083,951
*   WEX, Inc.                                             73,310      7,967,331
*   Wireless Telecom Group, Inc.                           3,316          4,908
#*  Workday, Inc. Class A                                 27,079      2,765,037
*   Xcerra Corp.                                          51,972        504,648
    Xerox Corp.                                          299,998      9,200,939
#   Xilinx, Inc.                                         188,062     11,896,802
*   XO Group, Inc.                                        40,052        732,151
    Xperi Corp.                                           86,195      2,521,204
*   Yelp, Inc.                                            18,262        594,063
    YuMe, Inc.                                            33,780        146,605
#*  Zebra Technologies Corp. Class A                     116,648     11,865,435
*   Zedge, Inc. Class B                                   13,473         27,889
*   Zillow Group, Inc. Class A                            65,799      2,989,249
#*  Zillow Group, Inc. Class C                            86,901      3,924,449
*   Zix Corp.                                             61,620        328,435
*   Zynga, Inc. Class A                                1,253,567      4,525,377
                                                                 --------------
Total Information Technology                                      3,970,173,919
                                                                 --------------
Materials -- (4.1%)
    A Schulman, Inc.                                      47,725      1,255,167
#*  AdvanSix, Inc.                                        30,481      1,020,504
    Air Products & Chemicals, Inc.                       108,415     15,411,192
#*  AK Steel Holding Corp.                               605,937      3,429,603
#   Albemarle Corp.                                      146,918     17,013,104
    Alcoa Corp.                                          102,410      3,727,724
#   Allegheny Technologies, Inc.                         123,332      2,335,908
*   American Biltrite, Inc.                                   17          5,643
    American Vanguard Corp.                               47,804        846,131
#   Ampco-Pittsburgh Corp.                                 7,591        109,690
#   AptarGroup, Inc.                                     119,945      9,707,149
    Ashland Global Holdings, Inc.                         83,088      5,398,227
    Avery Dennison Corp.                                 121,392     11,280,959
*   Axalta Coating Systems, Ltd.                         247,137      7,784,815
#   Balchem Corp.                                         51,496      3,996,090
#   Ball Corp.                                           307,011     12,863,761
    Bemis Co., Inc.                                      188,007      7,965,857
*   Berry Global Group, Inc.                             166,395      9,331,432
*   Boise Cascade Co.                                     76,334      2,316,737
    Cabot Corp.                                          126,488      6,872,093
    Calgon Carbon Corp.                                   89,756      1,436,096
#   Carpenter Technology Corp.                            93,424      3,777,132
    Celanese Corp. Series A                              155,423     14,947,030
#*  Century Aluminum Co.                                 145,629      2,443,655
#   CF Industries Holdings, Inc.                         331,329      9,724,506
    Chase Corp.                                           19,734      2,132,259
    Chemours Co. (The)                                   216,580     10,311,374
*   Clearwater Paper Corp.                                32,774      1,610,842

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
#*  Cliffs Natural Resources, Inc.                          437,109 $ 3,374,481
*   Coeur Mining, Inc.                                      237,583   1,967,187
#   Commercial Metals Co.                                   234,025   4,352,865
#   Compass Minerals International, Inc.                     66,949   4,622,828
*   Contango ORE, Inc.                                          833      15,411
*   Core Molding Technologies, Inc.                          12,521     238,775
*   Crown Holdings, Inc.                                    121,345   7,216,387
    Deltic Timber Corp.                                      15,698   1,132,297
    Domtar Corp.                                            123,625   4,828,792
    Dow Chemical Co. (The)                                  592,463  38,059,823
    Eagle Materials, Inc.                                    80,047   7,532,423
    Eastman Chemical Co.                                    253,864  21,111,330
    Ecolab, Inc.                                            149,649  19,704,284
    EI du Pont de Nemours & Co.                             376,704  30,968,836
*   Ferro Corp.                                             174,620   3,359,689
#   Ferroglobe P.L.C.                                       161,650   2,065,887
#*  Flotek Industries, Inc.                                  48,593     409,153
#   FMC Corp.                                               102,368   7,818,868
*   Freeport-McMoRan, Inc.                                1,736,072  25,381,373
    Friedman Industries, Inc.                                 5,521      29,924
    FutureFuel Corp.                                         56,896     828,406
#*  GCP Applied Technologies, Inc.                          103,585   3,138,625
#   Gold Resource Corp.                                       6,700      28,408
    Graphic Packaging Holding Co.                           748,971   9,878,927
    Greif, Inc. Class A                                      59,143   3,317,331
#   Greif, Inc. Class B                                      14,528     870,227
*   Handy & Harman, Ltd.                                        900      29,790
    Hawkins, Inc.                                            13,707     616,130
#   Haynes International, Inc.                               16,009     500,762
#   HB Fuller Co.                                           103,933   5,354,628
#   Hecla Mining Co.                                        833,667   4,510,138
    Huntsman Corp.                                          581,046  15,467,445
*   Ingevity Corp.                                           64,036   3,746,106
    Innophos Holdings, Inc.                                  37,956   1,585,422
    Innospec, Inc.                                           45,703   2,851,867
#   International Flavors & Fragrances, Inc.                 56,870   7,573,947
    International Paper Co.                                 383,796  21,101,104
#*  Intrepid Potash, Inc.                                   264,936     802,756
#   Kaiser Aluminum Corp.                                    20,375   1,982,284
    KapStone Paper and Packaging Corp.                      220,081   5,031,052
#   KMG Chemicals, Inc.                                      24,948   1,262,868
*   Koppers Holdings, Inc.                                   40,044   1,453,597
*   Kraton Corp.                                             79,543   2,959,000
#   Kronos Worldwide, Inc.                                  103,269   2,201,695
*   Louisiana-Pacific Corp.                                 278,729   6,998,885
#*  LSB Industries, Inc.                                     47,327     335,075
    LyondellBasell Industries NV Class A                    237,700  21,414,393
    Martin Marietta Materials, Inc.                          63,571  14,394,382
#   Materion Corp.                                           44,060   1,694,107
#   McEwen Mining, Inc.                                     136,545     356,382
    Mercer International, Inc.                               82,472     907,192
    Minerals Technologies, Inc.                              68,965   4,882,722
    Monsanto Co.                                            249,633  29,162,127

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
#   Mosaic Co. (The)                                       247,364 $ 5,971,367
    Myers Industries, Inc.                                  92,066   1,565,122
#   Neenah Paper, Inc.                                      35,228   2,814,717
#   NewMarket Corp.                                         17,026   7,833,833
    Newmont Mining Corp.                                   375,747  13,966,516
*   Northern Technologies International Corp.                2,180      39,785
    Nucor Corp.                                            431,650  24,893,255
    Olin Corp.                                             386,022  11,379,929
    Olympic Steel, Inc.                                     21,508     367,572
*   OMNOVA Solutions, Inc.                                  71,601     673,049
#*  Owens-Illinois, Inc.                                   358,100   8,558,590
    Packaging Corp. of America                             165,517  18,120,801
    PH Glatfelter Co.                                       73,084   1,496,029
#*  Platform Specialty Products Corp.                      397,281   5,565,907
    PolyOne Corp.                                          161,616   5,911,913
    PPG Industries, Inc.                                   155,784  16,396,266
#   Praxair, Inc.                                          174,232  22,678,037
    Quaker Chemical Corp.                                   21,876   3,103,548
#   Rayonier Advanced Materials, Inc.                       72,577   1,082,123
    Reliance Steel & Aluminum Co.                          117,804   8,524,297
*   Resolute Forest Products, Inc.                           8,001      37,205
#   Royal Gold, Inc.                                        96,739   8,383,402
    RPM International, Inc.                                143,993   7,468,917
*   Ryerson Holding Corp.                                   20,813     180,032
#   Schnitzer Steel Industries, Inc. Class A                54,806   1,413,995
    Schweitzer-Mauduit International, Inc.                  56,731   2,179,605
#   Scotts Miracle-Gro Co. (The)                           128,790  12,362,552
#   Sealed Air Corp.                                       167,792   7,300,630
    Sensient Technologies Corp.                             69,070   5,136,045
    Sherwin-Williams Co. (The)                              47,803  16,122,518
#   Silgan Holdings, Inc.                                  258,710   7,838,913
    Sonoco Products Co.                                    209,690  10,165,771
    Southern Copper Corp.                                   72,234   2,841,686
    Steel Dynamics, Inc.                                   416,387  14,744,264
    Stepan Co.                                              43,708   3,591,486
#*  Summit Materials, Inc. Class A                         202,374   5,755,517
*   SunCoke Energy, Inc.                                   146,993   1,315,587
#*  Synalloy Corp.                                           4,755      53,732
#*  TimkenSteel Corp.                                       87,728   1,393,998
#*  Trecora Resources                                       15,645     180,700
    Tredegar Corp.                                          22,811     344,446
    Trinseo SA                                             109,697   7,711,699
#   Tronox, Ltd. Class A                                   106,107   2,056,354
*   UFP Technologies, Inc.                                   1,701      49,074
    United States Lime & Minerals, Inc.                      4,011     325,773
#   United States Steel Corp.                              261,199   6,135,565
*   Universal Stainless & Alloy Products, Inc.               5,675     107,825
#*  US Concrete, Inc.                                       38,889   3,046,953
    Valhi, Inc.                                             66,024     211,937
    Valvoline, Inc.                                        201,343   4,564,446
    Vulcan Materials Co.                                   125,932  15,504,748
    Westlake Chemical Corp.                                111,787   7,865,333
    WestRock Co.                                           156,767   9,001,561

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#   Worthington Industries, Inc.                            99,533 $  5,043,337
    WR Grace & Co.                                          98,122    6,766,493
                                                                   ------------
Total Materials                                                     868,627,828
                                                                   ------------
Real Estate -- (0.3%)
    Alexander & Baldwin, Inc.                              101,152    4,241,303
#*  Altisource Asset Management Corp.                          909       83,628
#*  Altisource Portfolio Solutions SA                       24,863      648,676
*   Capital Properties, Inc. Class A                           600        8,334
*   CBRE Group, Inc. Class A                               318,271   12,091,115
#   CKX Lands, Inc.                                            743        8,507
#   Colony NorthStar, Inc. Class A                         251,966    3,688,782
#   Consolidated-Tomoka Land Co.                             7,084      392,737
*   Forestar Group, Inc.                                    72,592    1,244,953
*   FRP Holdings, Inc.                                       4,712      217,459
    Griffin Industrial Realty, Inc.                          2,756       88,716
#   HFF, Inc. Class A                                       90,466    3,321,911
#*  Howard Hughes Corp. (The)                               57,991    7,295,848
*   InterGroup Corp. (The)                                     200        5,180
    Jones Lang LaSalle, Inc.                                82,024   10,435,093
    Kennedy-Wilson Holdings, Inc.                          161,996    3,256,120
#*  Marcus & Millichap, Inc.                                46,941    1,201,690
*   Maui Land & Pineapple Co., Inc.                         14,194      246,266
#   RE/MAX Holdings, Inc. Class A                           21,081    1,225,860
#   Realogy Holdings Corp.                                 265,358    8,809,886
#*  St Joe Co. (The)                                        40,531      731,584
    Stratus Properties, Inc.                                 2,912       83,429
#*  Tejon Ranch Co.                                         19,893      417,355
*   Trinity Place Holdings, Inc.                               892        6,199
                                                                   ------------
Total Real Estate                                                    59,750,631
                                                                   ------------
Telecommunication Services -- (2.1%)
*   Alaska Communications Systems Group, Inc.               30,523       68,677
    AT&T, Inc.                                           5,431,922  211,844,958
    ATN International, Inc.                                 20,718    1,201,644
*   Boingo Wireless, Inc.                                   80,500    1,193,815
#   CenturyLink, Inc.                                      966,163   22,482,613
#*  Cincinnati Bell, Inc.                                   78,883    1,471,168
#   Cogent Communications Holdings, Inc.                    84,378    3,522,782
#   Consolidated Communications Holdings, Inc.             133,754    2,407,572
#   Frontier Communications Corp.                           51,423      787,286
*   General Communication, Inc. Class A                     77,662    3,313,838
#   IDT Corp. Class B                                       47,332      700,987
#*  Iridium Communications, Inc.                            57,785      574,961
*   Level 3 Communications, Inc.                           213,663   12,537,745
*   Lumos Networks Corp.                                    35,138      629,322
*   ORBCOMM, Inc.                                           89,471    1,038,758
#   Shenandoah Telecommunications Co.                      122,487    3,766,475
    Spok Holdings, Inc.                                     22,770      373,428
#*  Sprint Corp.                                           736,287    5,875,570
#*  Straight Path Communications, Inc. Class B               5,292      949,385
*   T-Mobile US, Inc.                                      223,702   13,793,465

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
    Telephone & Data Systems, Inc.                         167,991 $  4,775,984
*   United States Cellular Corp.                            33,554    1,271,026
    Verizon Communications, Inc.                         2,907,126  140,704,898
*   Vonage Holdings Corp.                                  304,681    2,013,941
#   Windstream Holdings, Inc.                              321,765    1,219,489
#*  Zayo Group Holdings, Inc.                              213,031    6,985,286
                                                                   ------------
Total Telecommunication Services                                    445,505,073
                                                                   ------------
Utilities -- (2.7%)
    AES Corp.                                              430,126    4,808,809
    ALLETE, Inc.                                            81,432    5,966,523
    Alliant Energy Corp.                                   130,306    5,281,302
    Ameren Corp.                                           156,693    8,790,477
    American Electric Power Co., Inc.                      223,245   15,747,702
#   American States Water Co.                               60,676    3,000,428
    American Water Works Co., Inc.                         103,015    8,354,516
#   Aqua America, Inc.                                     259,250    8,653,765
    Artesian Resources Corp. Class A                         9,426      366,577
#   Atlantica Yield PLC                                    107,164    2,315,814
    Atmos Energy Corp.                                     112,012    9,718,161
#   Avangrid, Inc.                                          72,795    3,306,349
#   Avista Corp.                                           102,979    5,417,725
#   Black Hills Corp.                                       85,629    5,964,916
#   California Water Service Group                          79,007    3,073,372
*   Calpine Corp.                                          611,257    8,789,876
    CenterPoint Energy, Inc.                               293,921    8,285,633
#   Chesapeake Utilities Corp.                              27,827    2,149,636
    CMS Energy Corp.                                       162,183    7,499,342
#   Connecticut Water Service, Inc.                         19,991    1,139,087
#   Consolidated Edison, Inc.                              135,135   11,197,286
    Consolidated Water Co., Ltd.                            15,890      204,981
    Delta Natural Gas Co., Inc.                              3,458      105,227
#   Dominion Energy, Inc.                                  295,204   22,783,845
    DTE Energy Co.                                         118,655   12,703,204
    Duke Energy Corp.                                      331,883   28,249,881
#*  Dynegy, Inc.                                           177,880    1,597,362
    Edison International                                   143,214   11,268,077
    El Paso Electric Co.                                    68,677    3,564,336
    Entergy Corp.                                          102,265    7,845,771
#   Eversource Energy                                      196,244   11,929,673
    Exelon Corp.                                           425,932   16,330,233
#   FirstEnergy Corp.                                      251,792    8,034,683
    Gas Natural, Inc.                                        3,269       42,334
#   Genie Energy, Ltd. Class B                              16,745      111,019
    Great Plains Energy, Inc.                              190,136    5,867,597
#   Hawaiian Electric Industries, Inc.                     178,633    5,893,103
#   IDACORP, Inc.                                           88,451    7,638,628
#   MDU Resources Group, Inc.                              315,349    8,309,446
    MGE Energy, Inc.                                        60,585    4,031,932
#   Middlesex Water Co.                                     25,153      987,004
#   National Fuel Gas Co.                                  137,628    8,148,954
#   New Jersey Resources Corp.                             139,499    5,879,883
    NextEra Energy, Inc.                                   223,912   32,711,304

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
             NiSource, Inc.                             346,483 $     9,029,347
#            Northwest Natural Gas Co.                   48,318       3,048,866
#            NorthWestern Corp.                          76,600       4,426,714
#            NRG Energy, Inc.                           627,398      15,446,539
#            NRG Yield, Inc. Class A                     53,616         977,420
#            NRG Yield, Inc. Class C                     99,000       1,841,400
             OGE Energy Corp.                           179,255       6,428,084
             ONE Gas, Inc.                               88,484       6,439,866
#            Ormat Technologies, Inc.                    75,366       4,469,204
             Otter Tail Corp.                            65,414       2,645,996
#            Pattern Energy Group, Inc.                 145,187       3,644,194
             PG&E Corp.                                 231,480      15,668,881
             Pinnacle West Capital Corp.                 63,286       5,488,795
#            PNM Resources, Inc.                        134,561       5,362,256
             Portland General Electric Co.              147,629       6,597,540
             PPL Corp.                                  301,331      11,550,017
             Public Service Enterprise Group, Inc.      217,041       9,760,334
             RGC Resources, Inc.                          2,295          61,621
#            SCANA Corp.                                 86,628       5,576,244
#            Sempra Energy                              104,532      11,813,161
             SJW Corp.                                   33,073       1,748,569
#            South Jersey Industries, Inc.              132,982       4,517,399
             Southern Co. (The)                         467,659      22,414,896
             Southwest Gas Holdings, Inc.                77,260       6,188,526
#            Spark Energy, Inc. Class A                  18,700         388,960
#            Spire, Inc.                                 73,843       5,361,002
             UGI Corp.                                  257,619      13,002,031
             Unitil Corp.                                23,811       1,208,408
             Vectren Corp.                              135,988       8,174,239
#            WEC Energy Group, Inc.                     193,857      12,207,175
             Westar Energy, Inc.                        168,421       8,547,366
#            WGL Holdings, Inc.                          77,603       6,652,129
             Xcel Energy, Inc.                          239,387      11,325,399
#            York Water Co. (The)                        18,233         634,508
                                                                ---------------
Total Utilities                                                     566,712,859
                                                                ---------------
TOTAL COMMON STOCKS                                              19,121,314,677
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights          53,451          59,331
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   213,913         217,100
(degrees)*   Safeway PDC, LLC Contingent Value
               Rights                                   213,913              64
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   276,495
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      19,121,591,172
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940% 206,584,877     206,584,877
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@         DFA Short Term Investment Fund         159,736,343   1,848,468,963
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,127,212,966)^^                                      $21,176,645,012
                                                                ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary       $ 2,995,750,150 $       69,806   --    $ 2,995,819,956
   Consumer Staples        1,471,146,425             --   --      1,471,146,425
   Energy                    841,019,467             --   --        841,019,467
   Financials              3,008,237,381             --   --      3,008,237,381
   Health Care             2,313,374,198             --   --      2,313,374,198
   Industrials             2,580,946,940             --   --      2,580,946,940
   Information
     Technology            3,970,173,919             --   --      3,970,173,919
   Materials                 868,627,828             --   --        868,627,828
   Real Estate                59,750,631             --   --         59,750,631
   Telecommunication
     Services                445,505,073             --   --        445,505,073
   Utilities                 566,712,859             --   --        566,712,859
Rights/Warrants                       --        276,495   --            276,495
Temporary Cash
  Investments                206,584,877             --   --        206,584,877
Securities Lending
  Collateral                          --  1,848,468,963   --      1,848,468,963
Futures Contracts**            2,379,572             --   --          2,379,572
                         --------------- --------------   --    ---------------
TOTAL                    $19,330,209,320 $1,848,815,264   --    $21,179,024,584
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                           ------- ------------
COMMON STOCKS -- (89.7%)

Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A                        108,326 $  1,045,346
    A.H. Belo Corp. Class A                                 28,956      153,467
    Aaron's, Inc.                                          196,372    9,088,096
    Abercrombie & Fitch Co. Class A                        127,277    1,252,406
#   Adient P.L.C.                                          127,062    8,318,749
#   Adtalem Global Education, Inc.                         175,697    5,710,152
#   Advance Auto Parts, Inc.                                89,706   10,047,969
*   Amazon.com, Inc.                                       127,363  125,806,624
#   AMC Entertainment Holdings, Inc. Class A               113,714    2,319,766
#*  AMC Networks, Inc. Class A                              86,109    5,506,671
    AMCON Distributing Co.                                     668       64,763
*   America's Car-Mart, Inc.                                22,381      877,335
#*  American Axle & Manufacturing Holdings, Inc.           297,980    4,392,225
#   American Eagle Outfitters, Inc.                        708,266    8,385,869
#*  American Outdoor Brands Corp.                          206,427    4,266,846
*   American Public Education, Inc.                         40,438      861,329
    Aramark                                                455,604   18,160,375
    Ark Restaurants Corp.                                    4,916      111,790
#*  Asbury Automotive Group, Inc.                          107,813    5,821,902
#*  Ascena Retail Group, Inc.                              514,817    1,204,672
*   Ascent Capital Group, Inc. Class A                      22,497      380,199
#   Autoliv, Inc.                                          101,573   11,009,497
#*  AutoNation, Inc.                                       242,238   10,266,046
#*  AutoZone, Inc.                                           9,128    4,927,477
#*  AV Homes, Inc.                                          16,627      266,863
*   Ballantyne Strong, Inc.                                 17,770      120,836
*   Barnes & Noble Education, Inc.                         130,174      941,158
#   Barnes & Noble, Inc.                                   235,166    1,916,603
    Bassett Furniture Industries, Inc.                      14,448      537,466
    BBX Capital Corp.                                        4,406       27,141
#   Beasley Broadcast Group, Inc. Class A                    8,562       89,901
*   Beazer Homes USA, Inc.                                  22,402      297,051
#*  bebe stores, Inc.                                        1,950       11,427
#   Bed Bath & Beyond, Inc.                                306,673    9,169,523
#*  Belmond, Ltd. Class A                                  321,715    4,198,381
#   Best Buy Co., Inc.                                     790,787   46,134,514
#   Big 5 Sporting Goods Corp.                              53,318      573,169
#   Big Lots, Inc.                                         230,147   11,431,401
#*  Biglari Holdings, Inc.                                     575      215,234
#*  BJ's Restaurants, Inc.                                  81,687    2,883,551
#   Bloomin' Brands, Inc.                                  469,250    8,179,027
#   Bob Evans Farms, Inc.                                   71,017    4,912,956
*   Bojangles', Inc.                                        19,798      263,313
#   BorgWarner, Inc.                                       290,662   13,585,542
    Bowl America, Inc. Class A                               3,937       57,565
#   Boyd Gaming Corp.                                       77,977    1,954,104
#*  Bravo Brio Restaurant Group, Inc.                       59,705      205,982
*   Bridgepoint Education, Inc.                            122,296    1,187,494
*   Bright Horizons Family Solutions, Inc.                 101,625    8,029,391
#   Brinker International, Inc.                             88,962    3,155,482
    Brunswick Corp.                                        230,054   13,023,357

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The)                                      38,775 $    663,052
#*  Buffalo Wild Wings, Inc.                                66,576    7,156,920
#*  Build-A-Bear Workshop, Inc.                             67,264      645,734
#*  Burlington Stores, Inc.                                 70,265    6,115,163
*   Cabela's, Inc.                                         205,079   11,685,401
    Cable One, Inc.                                         13,616   10,346,798
#   CalAtlantic Group, Inc.                                336,275   11,803,252
    Caleres, Inc.                                          124,653    3,400,534
    Callaway Golf Co.                                      239,162    3,044,532
*   Cambium Learning Group, Inc.                            97,191      478,180
    Canterbury Park Holding Corp.                            3,298       38,257
    Capella Education Co.                                   47,682    3,275,753
*   Career Education Corp.                                 236,762    1,991,168
#*  CarMax, Inc.                                           343,755   22,773,769
    Carnival Corp.                                         238,796   15,946,797
#   Carriage Services, Inc.                                 50,592    1,233,939
*   Carrols Restaurant Group, Inc.                         151,163    1,844,189
#   Carter's, Inc.                                         108,662    9,424,255
#   Cato Corp. (The) Class A                                72,857    1,239,298
*   Cavco Industries, Inc.                                  19,715    2,570,836
    CBS Corp. Class B                                      246,063   16,198,327
    CBS Corp. Class A                                       14,126      933,587
#*  Central European Media Enterprises, Ltd. Class A        18,678       81,249
*   Century Communities, Inc.                               26,047      674,617
*   Charter Communications, Inc. Class A                   212,965   83,463,113
#   Cheesecake Factory, Inc. (The)                         166,222    7,908,843
*   Cherokee, Inc.                                          12,360       64,890
#   Chico's FAS, Inc.                                      449,836    4,115,999
#   Children's Place, Inc. (The)                            98,877   10,446,355
#*  Chipotle Mexican Grill, Inc.                             8,940    3,073,304
#   Choice Hotels International, Inc.                       62,906    4,066,873
#*  Christopher & Banks Corp.                               66,361       93,569
#   Churchill Downs, Inc.                                   10,367    1,939,147
#*  Chuy's Holdings, Inc.                                   58,889    1,386,836
#   Cinemark Holdings, Inc.                                414,604   16,128,096
    Citi Trends, Inc.                                       47,540    1,053,011
    Clear Channel Outdoor Holdings, Inc. Class A            55,873      283,276
    ClubCorp Holdings, Inc.                                191,578    3,247,247
#   Coach, Inc.                                            392,398   18,497,642
    Collectors Universe, Inc.                                8,599      213,943
#   Columbia Sportswear Co.                                144,525    8,755,324
    Comcast Corp. Class A                                5,784,188  233,970,405
#*  Conn's, Inc.                                            56,833    1,216,226
#   Cooper Tire & Rubber Co.                               200,843    7,340,812
#*  Cooper-Standard Holdings, Inc.                          57,536    5,883,631
#   Core-Mark Holding Co., Inc.                            130,456    4,783,822
#   Cracker Barrel Old Country Store, Inc.                  64,779   10,069,896
*   Crocs, Inc.                                            168,395    1,337,056
    CSS Industries, Inc.                                     8,600      230,222
    Culp, Inc.                                              43,461    1,303,830
    Dana, Inc.                                             602,666   14,295,238
    Darden Restaurants, Inc.                               187,715   15,745,534
#*  Dave & Buster's Entertainment, Inc.                    168,132   10,442,679

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Deckers Outdoor Corp.                                   101,871 $ 6,607,353
*   Del Frisco's Restaurant Group, Inc.                      29,868     424,126
#*  Del Taco Restaurants, Inc.                               27,031     353,836
    Delphi Automotive P.L.C.                                 61,534   5,563,904
#*  Delta Apparel, Inc.                                      15,491     325,776
#*  Denny's Corp.                                           142,882   1,623,140
*   Destination Maternity Corp.                              23,762      36,356
#*  Destination XL Group, Inc.                              166,505     333,010
#   Dick's Sporting Goods, Inc.                             262,198   9,790,473
#   Dillard's, Inc. Class A                                 112,391   8,296,704
#   DineEquity, Inc.                                         78,710   3,238,129
#*  Discovery Communications, Inc. Class A                  290,981   7,158,133
*   Discovery Communications, Inc. Class B                    1,502      40,667
*   Discovery Communications, Inc. Class C                  327,189   7,567,882
*   DISH Network Corp. Class A                               55,771   3,571,017
*   Dixie Group, Inc. (The)                                  15,615      66,364
#   Dollar General Corp.                                    356,734  26,812,127
*   Dollar Tree, Inc.                                       396,758  28,598,317
#   Domino's Pizza, Inc.                                     62,851  11,721,711
#*  Dorman Products, Inc.                                    95,202   7,433,372
    Dover Motorsports, Inc.                                   9,156      18,770
    DR Horton, Inc.                                         514,908  18,377,067
#   DSW, Inc. Class A                                       203,607   3,673,070
#   Dunkin' Brands Group, Inc.                              122,838   6,514,099
#   Educational Development Corp.                             3,809      38,852
*   El Pollo Loco Holdings, Inc.                                861      11,193
#*  Eldorado Resorts, Inc.                                   51,804   1,056,802
*   Emerson Radio Corp.                                      26,350      33,465
#   Entercom Communications Corp. Class A                    45,939     452,499
    Entravision Communications Corp. Class A                227,920   1,481,480
#   Escalade, Inc.                                           12,111     149,571
#   Ethan Allen Interiors, Inc.                              70,669   2,264,941
#*  Etsy, Inc.                                               15,497     222,692
#*  EVINE Live, Inc.                                         82,152      97,761
#*  EW Scripps Co. (The) Class A                            164,813   3,238,575
#   Expedia, Inc.                                           126,330  19,766,855
*   Express, Inc.                                           296,365   1,795,972
    Extended Stay America, Inc.                             119,782   2,368,090
#*  Famous Dave's of America, Inc.                           10,924      38,234
#*  Fiesta Restaurant Group, Inc.                            50,216     843,629
#   Finish Line, Inc. (The) Class A                         120,957   1,664,368
#*  Five Below, Inc.                                        106,962   5,167,334
    Flanigan's Enterprises, Inc.                              1,000      26,800
    Flexsteel Industries, Inc.                               10,771     602,961
#   Foot Locker, Inc.                                       255,692  12,066,105
    Ford Motor Co.                                        4,314,222  48,405,571
#*  Fossil Group, Inc.                                       79,097     889,841
#*  Fox Factory Holding Corp.                               120,639   4,638,570
#*  Francesca's Holdings Corp.                              164,959   1,605,051
#   Fred's, Inc. Class A                                    124,227     841,017
#*  FTD Cos., Inc.                                           56,327   1,106,826
*   Full House Resorts, Inc.                                 23,954      61,083
#*  G-III Apparel Group, Ltd.                               122,831   3,197,291

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   GameStop Corp. Class A                                  328,166 $ 7,117,921
    Gaming Partners International Corp.                         751       7,991
#   Gannett Co., Inc.                                       294,730   2,643,728
#   Gap, Inc. (The)                                         785,913  18,728,307
#   Garmin, Ltd.                                            147,695   7,412,812
    General Motors Co.                                    1,628,062  58,577,671
#*  Genesco, Inc.                                            53,583   1,720,014
    Gentex Corp.                                            806,284  13,722,954
*   Gentherm, Inc.                                          121,561   4,066,215
#   Genuine Parts Co.                                       278,239  23,630,838
#   Goodyear Tire & Rubber Co. (The)                        519,098  16,356,778
#*  GoPro, Inc. Class A                                     175,969   1,449,985
    Graham Holdings Co. Class B                              10,155   6,015,822
#*  Grand Canyon Education, Inc.                            170,995  12,580,102
*   Gray Television, Inc.                                   160,249   2,387,710
*   Gray Television, Inc. Class A                             3,160      40,527
*   Green Brick Partners, Inc.                                5,108      57,465
#   Group 1 Automotive, Inc.                                 66,734   3,974,010
#   Guess?, Inc.                                            256,319   3,347,526
#   H&R Block, Inc.                                         224,275   6,840,387
#*  Habit Restaurants, Inc. (The) Class A                     1,400      23,030
#   Hanesbrands, Inc.                                       231,874   5,314,552
#   Harley-Davidson, Inc.                                   354,723  17,264,368
*   Harte-Hanks, Inc.                                       158,766     153,209
    Hasbro, Inc.                                             54,628   5,784,013
    Haverty Furniture Cos., Inc.                             44,348     986,743
    Haverty Furniture Cos., Inc. Class A                      2,523      56,452
*   Helen of Troy, Ltd.                                      79,201   7,979,501
*   Hibbett Sports, Inc.                                     53,369     832,556
*   Hilton Grand Vacations, Inc.                             94,414   3,470,659
    Hilton Worldwide Holdings, Inc.                         159,269   9,959,091
    Home Depot, Inc. (The)                                  351,666  52,609,234
    Hooker Furniture Corp.                                   19,568     825,770
#*  Horizon Global Corp.                                     40,146     559,635
*   Houghton Mifflin Harcourt Co.                           316,307   3,779,869
#   HSN, Inc.                                                95,445   3,784,394
#*  Hyatt Hotels Corp. Class A                               55,001   3,056,406
#*  Iconix Brand Group, Inc.                                111,831     745,913
#   ILG, Inc.                                               250,493   6,640,569
*   IMAX Corp.                                               31,777     680,028
*   Installed Building Products, Inc.                        66,055   3,553,759
#   International Game Technology P.L.C.                     89,149   1,697,397
#   Interpublic Group of Cos., Inc. (The)                   644,476  13,927,126
*   Intrawest Resorts Holdings, Inc.                          1,250      29,688
#*  iRobot Corp.                                             59,495   6,277,317
*   J Alexander's Holdings, Inc.                             19,556     206,316
#   Jack in the Box, Inc.                                    60,844   5,643,889
#*  JAKKS Pacific, Inc.                                      27,534      90,862
#*  Jamba, Inc.                                              24,893     216,818
#*  JC Penney Co., Inc.                                     949,228   5,135,323
#   John Wiley & Sons, Inc. Class A                         142,822   7,890,915
#   John Wiley & Sons, Inc. Class B                           7,502     415,161
    Johnson Outdoors, Inc. Class A                           20,061   1,013,482

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*           K12, Inc.                                        84,300 $ 1,492,953
#           KB Home                                         120,600   2,764,152
#*          Kirkland's, Inc.                                 64,140     599,709
#           Kohl's Corp.                                    409,264  16,923,066
#*          Kona Grill, Inc.                                 11,997      31,792
*           Koss Corp.                                        4,495       8,046
#           L Brands, Inc.                                   53,144   2,465,350
*           La Quinta Holdings, Inc.                        325,154   4,848,046
            La-Z-Boy, Inc.                                  153,912   5,202,226
*           Lakeland Industries, Inc.                         7,818     117,661
#*          Lands' End, Inc.                                 37,689     508,802
            Las Vegas Sands Corp.                           158,830   9,785,516
(degrees)*  Lazare Kaplan International, Inc.                 3,667         516
#           LCI Industries                                  104,215  11,124,951
            Lear Corp.                                      154,791  22,938,478
#*          Lee Enterprises, Inc.                            46,810      86,599
#           Leggett & Platt, Inc.                           105,534   5,084,628
            Lennar Corp. Class A                            253,391  13,287,824
            Lennar Corp. Class B                             29,753   1,323,116
            Libbey, Inc.                                     98,478     886,302
*           Liberty Broadband Corp. Class A                  43,290   4,282,247
*           Liberty Broadband Corp. Class B                   1,306     130,600
#*          Liberty Broadband Corp. Class C                 154,309  15,304,367
*           Liberty Expedia Holdings, Inc. Class A           95,517   5,449,245
#*          Liberty Interactive Corp., QVC Group Class A    477,554  11,432,643
#*          Liberty Interactive Corp., QVC Group Class B      1,143      28,352
#*          Liberty Media Corp.-Liberty Braves Class A        9,515     240,159
*           Liberty Media Corp.-Liberty Braves Class B          522      14,428
*           Liberty Media Corp.-Liberty Braves Class C       19,527     492,666
#*          Liberty Media Corp.-Liberty Formula One Class A  23,788     802,845
#*          Liberty Media Corp.-Liberty Formula One Class C  48,819   1,716,964
*           Liberty Media Corp.-Liberty SiriusXM Class A     95,152   4,389,362
*           Liberty Media Corp.-Liberty SiriusXM Class B      5,224     245,188
*           Liberty Media Corp.-Liberty SiriusXM Class C    195,276   8,982,696
*           Liberty TripAdvisor Holdings, Inc. Class A      167,829   1,971,991
*           Liberty TripAdvisor Holdings, Inc. Class B        1,138      14,908
#*          Liberty Ventures Series A                       145,731   8,828,384
            Lifetime Brands, Inc.                            20,096     380,819
*           Lindblad Expeditions Holdings, Inc.               2,732      27,347
#           Lions Gate Entertainment Corp. Class A          114,365   3,362,331
*           Lions Gate Entertainment Corp. Class B          193,671   5,327,889
#           Lithia Motors, Inc. Class A                      90,092   9,301,999
#*          Live Nation Entertainment, Inc.                 355,758  13,259,101
*           LKQ Corp.                                       381,999  13,201,885
            Lowe's Cos., Inc.                               315,012  24,381,929
*           Luby's, Inc.                                     66,723     191,495
*           Lululemon Athletica, Inc.                        49,993   3,081,569
#*          Lumber Liquidators Holdings, Inc.                34,916     862,774
#*          M/I Homes, Inc.                                  73,907   1,917,148
#           Macy's, Inc.                                    519,667  12,342,091
*           Madison Square Garden Co. (The) Class A          41,354   9,086,301
*           Malibu Boats, Inc. Class A                       13,783     394,332
            Marcus Corp. (The)                               33,631     914,763

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#          Marine Products Corp.                             27,683 $   401,957
#*         MarineMax, Inc.                                   64,238     960,358
           Marriott International, Inc. Class A             128,710  13,410,295
#          Marriott Vacations Worldwide Corp.                85,800  10,025,730
#          Mattel, Inc.                                     330,028   6,607,161
#*         McClatchy Co. (The) Class A                       11,992      95,936
           McDonald's Corp.                                 283,387  43,964,659
#          MDC Holdings, Inc.                               174,657   5,988,989
(degrees)  Media General, Inc.                               96,518     194,966
#          Meredith Corp.                                   145,747   8,664,659
*          Meritage Homes Corp.                             131,485   5,358,014
#          MGM Resorts International                        497,634  16,387,088
#*         Michael Kors Holdings, Ltd.                      237,702   8,661,861
#*         Michaels Cos., Inc. (The)                        153,044   3,082,306
*          Modine Manufacturing Co.                         117,536   1,909,960
*          Mohawk Industries, Inc.                          101,341  25,232,896
*          Monarch Casino & Resort, Inc.                      6,743     223,126
#          Monro Muffler Brake, Inc.                         77,697   3,620,680
#*         Motorcar Parts of America, Inc.                   54,068   1,512,282
           Movado Group, Inc.                                38,912     957,235
*          MSG Networks, Inc. Class A                       162,855   3,485,097
#*         Murphy USA, Inc.                                 175,876  13,319,089
           NACCO Industries, Inc. Class A                    13,182     864,739
#*         Nathan's Famous, Inc.                              8,385     524,063
#          National CineMedia, Inc.                         122,049     872,650
#*         Nautilus, Inc.                                   127,899   2,251,022
*          Netflix, Inc.                                     50,787   9,225,966
#*         Nevada Gold & Casinos, Inc.                        1,100       2,618
#          New Media Investment Group, Inc.                  44,390     618,797
#*         New York & Co., Inc.                             111,142     173,382
#          New York Times Co. (The) Class A                 354,975   6,744,525
           Newell Brands, Inc.                              148,203   7,813,262
           News Corp. Class A                               409,479   5,859,644
#          News Corp. Class B                               177,233   2,605,325
#          Nexstar Media Group, Inc. Class A                161,152  10,539,341
#          NIKE, Inc. Class B                               492,833  29,101,789
           Nobility Homes, Inc.                               2,557      45,770
#          Nordstrom, Inc.                                  126,183   6,128,708
*          Norwegian Cruise Line Holdings, Ltd.             286,103  15,755,692
#          Nutrisystem, Inc.                                 80,260   4,474,495
*          NVR, Inc.                                          4,719  12,318,666
#*         O'Reilly Automotive, Inc.                         45,492   9,294,016
           Office Depot, Inc.                             1,297,042   7,613,637
#*         Ollie's Bargain Outlet Holdings, Inc.            118,573   5,300,213
#          Omnicom Group, Inc.                              158,703  12,496,274
#*         Overstock.com, Inc.                               87,533   1,400,528
#          Oxford Industries, Inc.                           57,040   3,600,935
           P&F Industries, Inc. Class A                       2,869      17,300
#          Papa John's International, Inc.                   72,472   5,169,428
#*         Papa Murphy's Holdings, Inc.                       2,107       8,976
#*         Party City Holdco, Inc.                           18,255     254,657
#*         Penn National Gaming, Inc.                       100,413   2,024,326
#          Penske Automotive Group, Inc.                    307,006  13,367,041

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*   Perfumania Holdings, Inc.                                 6,982 $    10,892
*   Perry Ellis International, Inc.                          25,247     495,851
#   PetMed Express, Inc.                                     39,873   1,895,562
*   PICO Holdings, Inc.                                      40,315     655,119
#   Pier 1 Imports, Inc.                                    216,568     998,378
#*  Pinnacle Entertainment, Inc.                             85,467   1,623,873
#   Planet Fitness, Inc. Class A                            157,875   3,577,447
#   Polaris Industries, Inc.                                155,049  13,901,693
#   Pool Corp.                                               69,216   7,483,634
*   Potbelly Corp.                                           13,959     160,529
*   Priceline Group, Inc. (The)                              13,769  27,930,416
    PulteGroup, Inc.                                        634,433  15,492,854
    PVH Corp.                                               114,564  13,666,340
*   QEP Co., Inc.                                               670      17,370
#   Ralph Lauren Corp.                                       67,278   5,089,581
    RCI Hospitality Holdings, Inc.                           15,909     360,975
*   Reading International, Inc. Class A                      19,874     317,189
*   Reading International, Inc. Class B                         300       6,240
*   Red Lion Hotels Corp.                                    26,248     187,673
#*  Red Robin Gourmet Burgers, Inc.                          46,476   2,779,265
#   Red Rock Resorts, Inc. Class A                           18,128     433,259
#   Regal Entertainment Group Class A                       191,649   3,645,164
*   Regis Corp.                                              95,455   1,005,141
#   Rent-A-Center, Inc.                                     103,534   1,368,719
#*  RH                                                       79,179   5,156,928
    Rocky Brands, Inc.                                       11,845     165,238
    Ross Stores, Inc.                                       179,080   9,906,706
    Royal Caribbean Cruises, Ltd.                           235,281  26,603,223
#*  Ruby Tuesday, Inc.                                      132,636     267,925
    Ruth's Hospitality Group, Inc.                          133,354   2,667,080
    Saga Communications, Inc. Class A                         5,094     197,902
#   Salem Media Group, Inc.                                  21,782     155,741
#*  Sally Beauty Holdings, Inc.                             172,431   3,488,279
    Scholastic Corp.                                         69,802   2,891,897
#*  Scientific Games Corp. Class A                          105,281   3,900,661
#   Scripps Networks Interactive, Inc. Class A              188,625  16,487,711
#   SeaWorld Entertainment, Inc.                            364,453   5,605,287
#*  Select Comfort Corp.                                    173,427   5,863,567
#*  Sequential Brands Group, Inc.                             4,342      13,938
#   Service Corp. International                             479,859  16,665,503
#*  ServiceMaster Global Holdings, Inc.                     294,560  12,948,858
#*  Shake Shack, Inc. Class A                                 1,019      33,637
*   Shiloh Industries, Inc.                                  30,924     229,456
#   Shoe Carnival, Inc.                                      38,670     706,114
#*  Shutterfly, Inc.                                         92,317   4,527,226
#   Signet Jewelers, Ltd.                                   121,198   7,412,470
#   Sinclair Broadcast Group, Inc. Class A                  266,164   9,595,212
#   Sirius XM Holdings, Inc.                                520,537   3,050,347
#   Six Flags Entertainment Corp.                           121,738   6,923,240
#*  Skechers U.S.A., Inc. Class A                           399,012  11,208,247
*   Skyline Corp.                                            10,884      81,303
#   Sonic Automotive, Inc. Class A                          114,269   2,073,982
#   Sonic Corp.                                              97,205   2,299,870
#*  Sotheby's                                               145,988   8,261,461

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc.                               68,022 $ 1,446,148
#*  Sportsman's Warehouse Holdings, Inc.                     33,697     152,647
#   Stage Stores, Inc.                                       88,805     176,722
    Standard Motor Products, Inc.                            66,217   3,336,012
    Stanley Furniture Co., Inc.                              15,342      19,331
    Staples, Inc.                                         1,219,932  12,382,310
    Starbucks Corp.                                         429,201  23,168,270
#   Stein Mart, Inc.                                        137,185     190,687
#*  Steven Madden, Ltd.                                     187,725   7,696,725
*   Stoneridge, Inc.                                         98,665   1,505,628
    Strattec Security Corp.                                   5,021     178,246
#   Strayer Education, Inc.                                  51,380   4,039,496
#   Sturm Ruger & Co., Inc.                                  41,089   2,366,726
    Superior Industries International, Inc.                  46,522     909,505
    Superior Uniform Group, Inc.                             25,866     577,588
*   Sypris Solutions, Inc.                                   26,299      43,788
#   Tailored Brands, Inc.                                    22,042     276,407
*   Tandy Leather Factory, Inc.                              25,740     227,799
#   Target Corp.                                            395,060  22,388,050
*   Taylor Morrison Home Corp. Class A                       72,976   1,650,717
#   TEGNA, Inc.                                             671,442   9,957,485
#*  Tempur Sealy International, Inc.                         71,668   4,133,094
    Tenneco, Inc.                                           157,351   8,701,510
#*  Tesla, Inc.                                              10,234   3,310,392
#   Texas Roadhouse, Inc.                                   179,923   8,510,358
    Thor Industries, Inc.                                   236,823  24,949,303
#   Tiffany & Co.                                           183,527  17,528,664
#   Tile Shop Holdings, Inc.                                 74,372   1,085,831
    Tilly's, Inc. Class A                                    15,774     157,425
    Time Warner, Inc.                                       819,384  83,921,309
    Time, Inc.                                              193,758   2,722,300
    TJX Cos., Inc. (The)                                    188,348  13,242,748
#   Toll Brothers, Inc.                                     362,535  13,990,226
*   TopBuild Corp.                                           76,336   4,029,014
    Tower International, Inc.                                67,260   1,661,322
#*  Town Sports International Holdings, Inc.                 30,008     165,044
#   Tractor Supply Co.                                       95,125   5,338,415
*   Trans World Entertainment Corp.                           1,798       3,147
#*  TRI Pointe Group, Inc.                                  326,148   4,337,768
    Tribune Media Co. Class A                                10,447     440,341
#*  TripAdvisor, Inc.                                        53,030   2,069,231
*   tronc, Inc.                                              12,180     155,539
#*  Tuesday Morning Corp.                                    84,310     155,974
#   Tupperware Brands Corp.                                  70,537   4,282,301
#   Twenty-First Century Fox, Inc. Class A                  681,829  19,841,224
    Twenty-First Century Fox, Inc. Class B                  323,884   9,292,232
*   Ulta Salon Cosmetics & Fragrance, Inc.                   41,485  10,421,447
#*  Under Armour, Inc. Class A                               48,716     975,294
#*  Under Armour, Inc. Class C                               47,353     857,563
*   Unifi, Inc.                                              33,934   1,111,678
#*  Universal Electronics, Inc.                              35,727   2,445,513
*   Universal Technical Institute, Inc.                      35,790     127,412

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Urban One, Inc.                                       33,982 $       64,566
#*  Urban Outfitters, Inc.                               351,858      6,892,898
*   US Auto Parts Network, Inc.                           39,333        102,659
#   Vail Resorts, Inc.                                    51,459     10,845,499
#*  Vera Bradley, Inc.                                    40,395        407,182
#   VF Corp.                                             147,981      9,202,938
#   Viacom, Inc. Class A                                   8,444        341,982
    Viacom, Inc. Class B                                 797,968     27,865,043
#*  Vista Outdoor, Inc.                                  148,627      3,431,797
*   Visteon Corp.                                        111,275     12,411,613
#*  Vitamin Shoppe, Inc.                                  75,948        835,428
*   VOXX International Corp.                              45,251        303,182
*   Walking Co. Holdings, Inc. (The)                         329          1,275
    Walt Disney Co. (The)                              1,012,945    111,353,044
*   Wayfair, Inc. Class A                                  3,269        249,588
#*  Weight Watchers International, Inc.                   38,243      1,369,864
#   Wendy's Co. (The)                                    860,065     13,279,404
    West Marine, Inc.                                     38,525        496,587
#   Weyco Group, Inc.                                     12,731        354,940
#   Whirlpool Corp.                                      116,886     20,791,682
#*  William Lyon Homes Class A                            70,063      1,584,124
#   Williams-Sonoma, Inc.                                364,160     16,907,949
#*  Wingstop, Inc.                                        38,792      1,164,148
#   Winmark Corp.                                          6,317        840,477
#   Winnebago Industries, Inc.                            98,135      3,611,368
#   Wolverine World Wide, Inc.                           268,941      7,584,136
#   World Wrestling Entertainment, Inc. Class A           22,415        474,301
#   Wyndham Worldwide Corp.                              155,396     16,218,681
#   Wynn Resorts, Ltd.                                    61,318      7,930,870
    Yum! Brands, Inc.                                     93,374      7,047,870
*   ZAGG, Inc.                                            95,312        805,386
#*  Zumiez, Inc.                                          83,902      1,065,555
                                                                 --------------
Total Consumer Discretionary                                      3,125,186,864
                                                                 --------------
Consumer Staples -- (5.9%)
#   Alico, Inc.                                           13,299        401,630
#*  Alliance One International, Inc.                      18,445        280,364
    Altria Group, Inc.                                   570,837     37,087,280
    Andersons, Inc. (The)                                 66,157      2,279,109
    Archer-Daniels-Midland Co.                           347,287     14,648,566
#*  Avon Products, Inc.                                  818,900      2,980,796
#   B&G Foods, Inc.                                      203,207      7,366,254
#*  Blue Buffalo Pet Products, Inc.                      257,908      5,769,402
#*  Boston Beer Co., Inc. (The) Class A                   26,100      4,092,480
*   Bridgford Foods Corp.                                  7,329         81,792
#   British American Tobacco P.L.C. Sponsored ADR        190,790     11,928,216
#   Brown-Forman Corp. Class A                            40,159      2,069,795
#   Brown-Forman Corp. Class B                           159,497      7,879,152
    Bunge, Ltd.                                          218,674     17,141,855
#*  Cal-Maine Foods, Inc.                                143,614      5,478,874
#   Calavo Growers, Inc.                                  46,134      3,416,223
#   Campbell Soup Co.                                    201,109     10,624,588
#   Casey's General Stores, Inc.                         136,620     14,584,185

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Staples -- (Continued)
*   CCA Industries, Inc.                                      5,962 $    21,165
*   Central Garden & Pet Co.                                 31,210     998,720
*   Central Garden & Pet Co. Class A                        105,369   3,241,150
#*  Chefs' Warehouse, Inc. (The)                             42,430     615,235
    Church & Dwight Co., Inc.                               161,644   8,623,707
    Clorox Co. (The)                                         84,435  11,271,228
#   Coca-Cola Bottling Co. Consolidated                      30,092   7,224,788
    Coca-Cola Co. (The)                                   1,420,248  65,104,168
*   Coffee Holding Co., Inc.                                  5,400      22,464
    Colgate-Palmolive Co.                                   191,018  13,791,500
    Conagra Brands, Inc.                                    309,017  10,580,742
    Constellation Brands, Inc. Class A                       74,288  14,363,585
    Constellation Brands, Inc. Class B                        5,100   1,000,008
    Costco Wholesale Corp.                                  185,494  29,402,654
#   Coty, Inc. Class A                                    1,026,725  21,027,328
#*  Craft Brew Alliance, Inc.                                46,536     814,380
*   Crimson Wine Group, Ltd.                                 24,913     266,569
    CVS Health Corp.                                        988,292  78,994,180
*   Darling Ingredients, Inc.                               408,172   6,640,958
#   Dean Foods Co.                                          349,249   5,238,735
#   Dr Pepper Snapple Group, Inc.                           124,141  11,316,694
#*  Edgewell Personal Care Co.                              148,999  10,757,728
    Energizer Holdings, Inc.                                 93,292   4,297,962
    Estee Lauder Cos., Inc. (The) Class A                    44,234   4,378,724
#*  Farmer Brothers Co.                                      38,550   1,200,832
#   Flowers Foods, Inc.                                     560,754   9,863,663
    Fresh Del Monte Produce, Inc.                           129,685   6,674,887
#   General Mills, Inc.                                     229,739  12,787,273
#*  Hain Celestial Group, Inc. (The)                        198,495   8,874,711
#*  Herbalife, Ltd.                                          93,162   6,196,205
    Hershey Co. (The)                                        23,910   2,517,962
#   Hormel Foods Corp.                                      574,133  19,618,125
#*  Hostess Brands, Inc.                                    197,972   3,025,012
*   HRG Group, Inc.                                         432,224   7,161,952
    Ingles Markets, Inc. Class A                             38,967   1,149,527
    Ingredion, Inc.                                         185,394  22,862,788
    Inter Parfums, Inc.                                      60,847   2,360,864
#*  Inventure Foods, Inc.                                    11,729      45,743
    J&J Snack Foods Corp.                                    52,259   6,866,833
    JM Smucker Co. (The)                                    141,982  17,307,606
#   John B. Sanfilippo & Son, Inc.                           21,435   1,378,699
#   Kellogg Co.                                              72,936   4,959,648
    Kimberly-Clark Corp.                                     75,775   9,332,449
    Kraft Heinz Co. (The)                                   363,322  31,776,142
    Kroger Co. (The)                                        485,320  11,900,046
    Lamb Weston Holdings, Inc.                               70,727   3,110,573
    Lancaster Colony Corp.                                   56,416   6,917,730
*   Landec Corp.                                             61,901     761,382
*   Lifeway Foods, Inc.                                       8,037      73,699
#   Limoneira Co.                                             2,051      46,681
    Mannatech, Inc.                                           2,600      42,250
#   McCormick & Co., Inc. Non-Voting                         52,305   4,984,666
#   McCormick & Co., Inc. Voting                              3,330     317,282

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Medifast, Inc.                                          59,753 $  2,550,856
#   MGP Ingredients, Inc.                                   71,438    4,211,984
    Molson Coors Brewing Co. Class A                         1,020       94,396
    Molson Coors Brewing Co. Class B                       231,595   20,607,323
    Mondelez International, Inc. Class A                   885,519   38,980,546
*   Monster Beverage Corp.                                 186,903    9,859,133
#   National Beverage Corp.                                 67,691    6,912,605
*   Natural Alternatives International, Inc.                 7,028       70,280
#*  Natural Grocers by Vitamin Cottage, Inc.                12,339      108,707
#   Natural Health Trends Corp.                             13,644      336,052
    Nature's Sunshine Products, Inc.                           400        5,060
#   Nu Skin Enterprises, Inc. Class A                      168,914   10,702,391
    Nutraceutical International Corp.                       15,620      652,916
    Ocean Bio-Chem, Inc.                                     3,100       12,245
    Oil-Dri Corp. of America                                10,862      449,252
    Omega Protein Corp.                                     54,417      870,672
#   Orchids Paper Products Co.                              12,261      138,059
    PepsiCo, Inc.                                          441,915   51,531,708
*   Performance Food Group Co.                              65,941    1,899,101
    Philip Morris International, Inc.                      383,698   44,781,394
#*  Pilgrim's Pride Corp.                                  267,570    6,499,275
    Pinnacle Foods, Inc.                                   207,258   12,306,980
#*  Post Holdings, Inc.                                    201,255   16,744,416
#   PriceSmart, Inc.                                        69,793    5,880,060
#*  Primo Water Corp.                                        5,307       65,860
    Procter & Gamble Co. (The)                           1,360,960  123,602,387
#*  Revlon, Inc. Class A                                    66,500    1,300,075
#*  Rite Aid Corp.                                         664,334    1,488,108
    Rocky Mountain Chocolate Factory, Inc.                  10,758      127,913
#   Sanderson Farms, Inc.                                   87,476   11,437,487
    Seaboard Corp.                                           1,240    5,301,000
*   Seneca Foods Corp. Class A                              13,971      400,968
*   Seneca Foods Corp. Class B                               1,999       61,769
#*  Smart & Final Stores, Inc.                               5,745       49,407
#   Snyder's-Lance, Inc.                                   215,684    7,503,646
    SpartanNash Co.                                         75,787    2,102,331
#   Spectrum Brands Holdings, Inc.                         110,840   12,795,370
#*  Sprouts Farmers Market, Inc.                           283,298    6,818,983
#*  SUPERVALU, Inc.                                        566,460    2,027,927
    Sysco Corp.                                            137,385    7,229,199
*   Tofutti Brands, Inc.                                     1,645        3,216
#   Tootsie Roll Industries, Inc.                           68,002    2,529,674
#*  TreeHouse Foods, Inc.                                  120,975   10,262,309
    Tyson Foods, Inc. Class A                              381,652   24,181,471
#*  United Natural Foods, Inc.                             113,542    4,374,773
    United-Guardian, Inc.                                    4,655       73,316
#   Universal Corp.                                         62,323    3,985,556
#*  USANA Health Sciences, Inc.                             70,911    4,049,018
#   Vector Group, Ltd.                                     171,075    3,443,740
#   Village Super Market, Inc. Class A                      12,227      302,374
    Wal-Mart Stores, Inc.                                1,950,038  155,983,540
    Walgreens Boots Alliance, Inc.                         746,687   60,235,240
#   WD-40 Co.                                               33,268    3,548,032

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc.                                    46,448 $    2,197,455
    Whole Foods Market, Inc.                             584,115     24,392,642
                                                                 --------------
Total Consumer Staples                                            1,380,300,360
                                                                 --------------
Energy -- (4.6%)
#   Adams Resources & Energy, Inc.                         7,057        268,095
    Anadarko Petroleum Corp.                             215,484      9,841,154
    Andeavor                                             401,543     39,965,575
#*  Antero Resources Corp.                               117,586      2,424,623
#   Apache Corp.                                         278,115     13,761,130
    Archrock, Inc.                                       108,389      1,186,860
    Ardmore Shipping Corp.                                 6,600         52,470
#*  Atwood Oceanics, Inc.                                190,924      1,500,663
    Baker Hughes a GE Co.                                218,082      8,045,045
*   Barnwell Industries, Inc.                             10,714         20,035
#*  Bill Barrett Corp.                                    98,255        332,102
#   Bristow Group, Inc.                                   76,700        565,279
#   Cabot Oil & Gas Corp.                                278,406      6,923,957
#*  Callon Petroleum Co.                                 222,949      2,523,783
#*  CARBO Ceramics, Inc.                                  30,729        217,254
    Cheniere Energy Partners L.P. Holdings LLC            13,139        343,848
#*  Cheniere Energy, Inc.                                109,205      4,936,066
#*  Chesapeake Energy Corp.                            1,037,968      5,148,321
    Chevron Corp.                                      1,210,314    132,154,186
    Cimarex Energy Co.                                   124,085     12,288,138
#*  Clean Energy Fuels Corp.                             131,913        345,612
*   Cloud Peak Energy, Inc.                              125,690        434,887
#*  Cobalt International Energy, Inc.                      5,569         14,368
#*  Concho Resources, Inc.                               118,853     15,481,792
    ConocoPhillips                                       768,901     34,885,038
#*  CONSOL Energy, Inc.                                  509,602      8,540,930
*   Contango Oil & Gas Co.                                44,055        264,330
#*  Continental Resources, Inc.                          191,646      6,406,726
#   Core Laboratories NV                                  67,568      6,792,611
#   CVR Energy, Inc.                                      93,994      1,777,427
*   Dawson Geophysical Co.                                34,111        136,785
#   Delek US Holdings, Inc.                              260,720      6,807,399
#*  Denbury Resources, Inc.                              559,157        816,369
    Devon Energy Corp.                                   204,814      6,822,354
#   DHT Holdings, Inc.                                   193,359        804,373
#*  Diamond Offshore Drilling, Inc.                      312,849      3,885,585
#*  Diamondback Energy, Inc.                              93,415      8,956,630
#*  Dorian LPG, Ltd.                                       4,305         30,996
#*  Dril-Quip, Inc.                                      109,534      4,885,216
#*  Eclipse Resources Corp.                              178,423        501,369
#*  Energen Corp.                                        117,752      6,273,827
*   ENGlobal Corp.                                        27,850         34,812
#   EnLink Midstream LLC                                 199,564      3,502,348
#   Ensco P.L.C. Class A                                 576,677      3,050,621
    EOG Resources, Inc.                                  247,755     23,571,411
#*  EP Energy Corp. Class A                               75,026        253,588
#   EQT Corp.                                             60,146      3,831,300
*   Era Group, Inc.                                       48,404        424,019

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#   Evolution Petroleum Corp.                               23,938 $    205,867
*   Exterran Corp.                                          65,879    1,824,190
    Exxon Mobil Corp.                                    1,557,397  124,654,056
#*  Forum Energy Technologies, Inc.                        250,130    3,314,222
#   Frank's International NV                                97,470      789,507
#   GasLog, Ltd.                                            71,226    1,299,874
#*  Gastar Exploration, Inc.                               114,211       98,221
#*  Geospace Technologies Corp.                             18,034      277,543
#   Green Plains, Inc.                                      69,330    1,369,267
    Gulf Island Fabrication, Inc.                           22,399      255,349
*   Gulfport Energy Corp.                                  291,205    3,675,007
    Halliburton Co.                                        374,566   15,896,581
*   Helix Energy Solutions Group, Inc.                     413,368    2,703,427
#   Helmerich & Payne, Inc.                                157,015    7,948,099
#   Hess Corp.                                             347,083   15,459,077
#   HollyFrontier Corp.                                    376,685   10,863,595
#*  Hornbeck Offshore Services, Inc.                        67,568      170,271
*   International Seaways, Inc.                             28,113      641,258
#*  ION Geophysical Corp.                                   18,303       64,976
#*  Jones Energy, Inc. Class A                               2,003        3,005
    Kinder Morgan, Inc.                                  1,378,055   28,153,664
#*  Kosmos Energy, Ltd.                                    628,086    4,145,368
#*  Laredo Petroleum, Inc.                                 372,797    4,831,449
    Marathon Oil Corp.                                     888,739   10,869,278
    Marathon Petroleum Corp.                               599,359   33,558,110
#*  Matador Resources Co.                                  205,138    4,976,648
*   Matrix Service Co.                                      73,231      757,941
#*  McDermott International, Inc.                          428,287    2,899,503
*   Mitcham Industries, Inc.                                45,830      181,945
#   Murphy Oil Corp.                                       376,480   10,006,838
#   Nabors Industries, Ltd.                                691,018    5,327,749
#   National Oilwell Varco, Inc.                           483,841   15,826,439
*   Natural Gas Services Group, Inc.                        23,876      595,706
#*  Newfield Exploration Co.                               147,842    4,247,501
*   Newpark Resources, Inc.                                278,699    2,327,137
#   Noble Corp. P.L.C.                                     588,401    2,353,604
    Noble Energy, Inc.                                     557,142   16,106,975
#   Nordic American Offshore, Ltd.                              78           94
#   Nordic American Tankers, Ltd.                            9,013       52,996
#*  Northern Oil and Gas, Inc.                             123,983      154,979
*   Oasis Petroleum, Inc.                                  506,701    3,942,134
    Occidental Petroleum Corp.                             266,349   16,494,994
    Oceaneering International, Inc.                        250,782    6,432,558
#*  Oil States International, Inc.                         154,159    3,830,851
#   ONEOK, Inc.                                            191,744   10,846,958
*   Overseas Shipholding Group, Inc. Class A                 8,038       24,757
#   Panhandle Oil and Gas, Inc. Class A                     39,506      869,132
#*  Par Pacific Holdings, Inc.                              38,931      697,254
#*  Parker Drilling Co.                                    252,886      303,463
*   Parsley Energy, Inc. Class A                           196,747    5,760,752
    Patterson-UTI Energy, Inc.                             383,834    7,423,350
#   PBF Energy, Inc. Class A                               340,102    7,744,123
#*  PDC Energy, Inc.                                       140,057    6,605,088

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#*  PetroQuest Energy, Inc.                                3,338 $        7,243
*   PHI, Inc. Non-Voting                                  20,171        195,659
#*  PHI, Inc. Voting                                       2,686         25,383
    Phillips 66                                          409,067     34,259,361
*   Pioneer Energy Services Corp.                        152,995        336,589
    Pioneer Natural Resources Co.                         62,417     10,180,213
*   QEP Resources, Inc.                                  560,473      4,803,254
#   Range Resources Corp.                                332,362      7,016,162
#*  Renewable Energy Group, Inc.                         145,319      1,816,487
#*  REX American Resources Corp.                          14,981      1,497,800
*   Rice Energy, Inc.                                    403,008     11,272,134
*   RigNet, Inc.                                          22,097        418,738
#*  Ring Energy, Inc.                                     42,588        556,199
#*  Rowan Cos. P.L.C. Class A                            306,094      3,572,117
#   RPC, Inc.                                            305,022      6,317,006
*   RSP Permian, Inc.                                    220,506      7,576,586
    Schlumberger, Ltd.                                   631,601     43,327,829
#   Scorpio Tankers, Inc.                                522,492      1,938,445
#*  SEACOR Holdings, Inc.                                 51,629      1,760,033
*   SEACOR Marine Holdings, Inc.                          51,907        756,804
#   SemGroup Corp. Class A                               132,197      3,575,929
#   Ship Finance International, Ltd.                     143,470      1,951,192
#   SM Energy Co.                                        212,002      3,686,715
#*  SRC Energy, Inc.                                     499,608      4,251,664
#*  Superior Energy Services, Inc.                       414,816      4,463,420
#   Targa Resources Corp.                                214,086      9,935,731
#*  TechnipFMC P.L.C.                                    494,723     14,119,394
#   Teekay Corp.                                         155,434      1,523,253
#   Teekay Tankers, Ltd. Class A                         106,000        190,800
#*  Tesco Corp.                                           97,994        450,772
*   TETRA Technologies, Inc.                             286,730        805,711
#*  Transocean, Ltd.                                     815,782      7,056,514
#*  Ultra Petroleum Corp.                                435,275      4,478,980
#*  Unit Corp.                                           123,410      2,218,912
#   US Silica Holdings, Inc.                             143,124      4,169,202
#*  Vaalco Energy, Inc.                                  147,005        134,804
    Valero Energy Corp.                                  483,574     33,352,099
#*  Weatherford International P.L.C.                   1,769,437      7,891,689
#*  Whiting Petroleum Corp.                              763,660      4,009,215
*   Willbros Group, Inc.                                 101,050        206,142
    Williams Cos., Inc. (The)                            418,518     13,300,502
    World Fuel Services Corp.                            145,671      4,711,000
#*  WPX Energy, Inc.                                     949,674     10,237,486
                                                                 --------------
Total Energy                                                      1,076,249,205
                                                                 --------------
Financials -- (17.1%)
    1st Constitution Bancorp                               5,728         98,235
#   1st Source Corp.                                      65,485      3,215,313
    Access National Corp.                                 12,232        325,249
#   Affiliated Managers Group, Inc.                       76,375     14,192,766
    Aflac, Inc.                                          311,940     24,877,215
*   Alleghany Corp.                                       21,249     13,032,862
    Allstate Corp. (The)                                 279,303     25,416,573

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Ally Financial, Inc.                                   772,683 $ 17,493,543
*   Ambac Financial Group, Inc.                             64,306    1,313,772
    American Equity Investment Life Holding Co.            277,305    7,426,228
    American Express Co.                                   824,669   70,286,539
    American Financial Group, Inc.                         186,802   18,941,723
    American International Group, Inc.                     672,654   44,025,204
    American National Bankshares, Inc.                       8,616      325,254
#   American National Insurance Co.                         43,227    5,144,013
    American River Bankshares                                7,316      102,058
    Ameriprise Financial, Inc.                             229,224   33,209,973
#   Ameris Bancorp                                         102,866    4,711,263
#   AMERISAFE, Inc.                                         68,230    3,940,282
    AmeriServ Financial, Inc.                               18,864       74,513
#   Amtrust Financial Services, Inc.                       483,020    7,728,320
    Aon P.L.C.                                              92,854   12,829,637
*   Arch Capital Group, Ltd.                               166,373   16,181,438
    Argo Group International Holdings, Ltd.                 90,817    5,444,479
#   Arrow Financial Corp.                                   26,536      865,074
    Arthur J Gallagher & Co.                               153,840    9,044,254
#   Artisan Partners Asset Management, Inc. Class A         96,626    3,212,814
    Aspen Insurance Holdings, Ltd.                         133,549    6,517,191
    Associated Banc-Corp                                   352,167    8,434,400
    Assurant, Inc.                                         136,510   14,370,408
#   Assured Guaranty, Ltd.                                 399,083   17,962,726
*   Asta Funding, Inc.                                       2,291       16,782
    Astoria Financial Corp.                                331,784    6,695,401
    Atlantic American Corp.                                 11,687       42,073
*   Atlantic Capital Bancshares, Inc.                        7,269      140,292
*   Atlantic Coast Financial Corp.                           1,723       13,698
*   Atlanticus Holdings Corp.                               36,049       89,041
*   Atlas Financial Holdings, Inc.                           3,215       49,672
    Auburn National Bancorporation, Inc.                     1,955       72,355
    Axis Capital Holdings, Ltd.                            186,997   12,076,266
    Baldwin & Lyons, Inc. Class A                            2,126       49,536
    Baldwin & Lyons, Inc. Class B                           17,951      420,053
#   Banc of California, Inc.                                70,892    1,456,831
    BancFirst Corp.                                         32,483    3,467,560
    Bancorp of New Jersey, Inc.                                210        3,621
#*  Bancorp, Inc. (The)                                     81,696      633,144
#   BancorpSouth, Inc.                                     267,295    8,032,215
    Bank Mutual Corp.                                      105,207    1,046,810
    Bank of America Corp.                                6,756,207  162,959,713
    Bank of Commerce Holdings                                8,161       84,466
#   Bank of Hawaii Corp.                                   123,897   10,366,462
    Bank of New York Mellon Corp. (The)                    787,401   41,755,875
#   Bank of the Ozarks, Inc.                               282,555   12,192,248
    BankFinancial Corp.                                     48,482      726,260
    BankUnited, Inc.                                       252,367    8,686,472
    Banner Corp.                                            95,631    5,524,603
    Bar Harbor Bankshares                                   20,782      579,610
#   BB&T Corp.                                             507,360   24,008,275
#   BCB Bancorp, Inc.                                        9,933      148,995
    Bear State Financial, Inc.                               6,577       61,035

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Beneficial Bancorp, Inc.                               195,115 $  3,043,794
*   Berkshire Bancorp, Inc.                                  3,850       43,986
*   Berkshire Hathaway, Inc. Class B                       466,762   81,669,347
    Berkshire Hills Bancorp, Inc.                          112,392    4,175,363
    BGC Partners, Inc. Class A                             818,252   10,318,158
    BlackRock, Inc.                                         83,263   35,514,167
    Blue Hills Bancorp, Inc.                                 8,384      158,877
#*  BofI Holding, Inc.                                     146,464    4,081,952
    BOK Financial Corp.                                    109,939    9,352,511
    Boston Private Financial Holdings, Inc.                300,722    4,616,083
    Bridge Bancorp, Inc.                                    10,993      357,272
    Brookline Bancorp, Inc.                                239,986    3,563,792
    Brown & Brown, Inc.                                    309,326   13,795,940
#   Bryn Mawr Bank Corp.                                    39,154    1,662,087
    C&F Financial Corp.                                      2,201      109,610
    California First National Bancorp                        8,102      134,898
#   Camden National Corp.                                   29,220    1,227,240
    Canadian Imperial Bank of Commerce                      24,976    2,168,916
    Capital Bank Financial Corp. Class A                    90,949    3,456,062
    Capital City Bank Group, Inc.                           23,859      509,628
    Capital One Financial Corp.                            360,701   31,085,212
    Capitol Federal Financial, Inc.                        498,027    7,101,865
    Carolina Financial Corp.                                 1,882       63,310
    Cathay General Bancorp                                 201,662    7,552,242
#   CBOE Holdings, Inc.                                    110,933   10,486,496
#   CenterState Banks, Inc.                                139,527    3,486,780
    Central Pacific Financial Corp.                         57,601    1,781,599
    Central Valley Community Bancorp                           803       17,650
    Century Bancorp, Inc. Class A                            3,952      263,598
#   Charles Schwab Corp. (The)                             443,184   19,012,594
#   Charter Financial Corp.                                  4,056       72,927
    Chemical Financial Corp.                               153,208    7,383,094
    Chubb, Ltd.                                            289,671   42,425,215
#   Cincinnati Financial Corp.                             215,714   16,428,778
    CIT Group, Inc.                                        210,402   10,025,655
    Citigroup, Inc.                                      1,725,038  118,078,851
    Citizens Community Bancorp, Inc.                         5,940       82,863
#   Citizens Financial Group, Inc.                         580,338   20,358,257
#   Citizens Holding Co.                                     2,412       59,456
#*  Citizens, Inc.                                          80,221      645,779
#   City Holding Co.                                        39,932    2,620,737
#   Clifton Bancorp, Inc.                                   56,438      941,950
    CME Group, Inc.                                        220,456   27,032,315
#   CNA Financial Corp.                                    156,069    8,107,785
    CNB Financial Corp.                                     13,395      353,092
    CNO Financial Group, Inc.                              360,876    8,256,843
    CoBiz Financial, Inc.                                  132,016    2,323,482
    Codorus Valley Bancorp, Inc.                             3,621      101,243
#   Cohen & Steers, Inc.                                    72,259    2,919,264
    Colony Bankcorp, Inc.                                    3,512       49,344
#   Columbia Banking System, Inc.                          232,016    9,243,517
    Comerica, Inc.                                         257,411   18,613,389
#   Commerce Bancshares, Inc.                              243,486   14,131,927

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Commercial National Financial Corp.                       2,306 $    47,561
#   Community Bank System, Inc.                             140,362   7,705,874
*   Community Bankers Trust Corp.                             4,068      34,985
    Community Trust Bancorp, Inc.                            43,213   1,866,802
    Community West Bancshares                                 3,113      32,220
    ConnectOne Bancorp, Inc.                                 36,527     821,857
*   Consumer Portfolio Services, Inc.                        84,206     346,087
#*  Cowen, Inc.                                              48,213     771,408
    Crawford & Co. Class A                                   36,655     272,347
#   Crawford & Co. Class B                                   41,704     374,502
#*  Credit Acceptance Corp.                                  56,186  13,995,933
#   Cullen/Frost Bankers, Inc.                              120,175  10,909,486
*   Customers Bancorp, Inc.                                  66,129   1,973,951
#   CVB Financial Corp.                                     383,991   8,271,166
    Diamond Hill Investment Group, Inc.                       7,015   1,385,462
    Dime Community Bancshares, Inc.                         125,217   2,604,514
    Discover Financial Services                             437,054  26,634,071
    Donegal Group, Inc. Class A                              49,373     744,545
    Donegal Group, Inc. Class B                               5,678      88,293
*   Donnelley Financial Solutions, Inc.                     114,046   2,645,867
*   E*TRADE Financial Corp.                                 340,972  13,979,852
    Eagle Bancorp Montana, Inc.                                 751      13,706
#*  Eagle Bancorp, Inc.                                      77,665   4,850,179
    East West Bancorp, Inc.                                 308,104  17,555,766
#   Eaton Vance Corp.                                       254,821  12,509,163
*   eHealth, Inc.                                            30,225     514,127
    EMC Insurance Group, Inc.                                39,281   1,088,084
    Employers Holdings, Inc.                                 95,021   4,119,160
#*  Encore Capital Group, Inc.                               81,158   3,254,436
#*  Enova International, Inc.                                78,556   1,139,062
*   Enstar Group, Ltd.                                       32,385   6,561,201
#   Enterprise Bancorp, Inc.                                  9,230     311,882
#   Enterprise Financial Services Corp.                      57,739   2,283,577
#   Erie Indemnity Co. Class A                               67,238   8,570,155
#   ESSA Bancorp, Inc.                                       19,001     280,265
*   Essent Group, Ltd.                                      125,734   4,830,700
#   Evans Bancorp, Inc.                                       2,684     109,373
    Evercore Partners, Inc. Class A                         118,960   9,356,204
#   Everest Re Group, Ltd.                                   66,825  17,534,212
#*  Ezcorp, Inc. Class A                                    129,370   1,009,086
#   FactSet Research Systems, Inc.                           39,653   6,630,775
    Fairfax Financial Holdings, Ltd.                         12,282   5,849,312
    Farmers Capital Bank Corp.                                7,346     275,842
    FBL Financial Group, Inc. Class A                        54,483   3,699,396
*   FCB Financial Holdings, Inc. Class A                     97,690   4,606,083
    Federal Agricultural Mortgage Corp. Class A               1,506     100,902
    Federal Agricultural Mortgage Corp. Class C              20,865   1,430,504
#   Federated Investors, Inc. Class B                       332,849   9,596,037
    Federated National Holding Co.                           48,967     779,555
#   Fidelity & Guaranty Life                                  3,316     103,293
    Fidelity Southern Corp.                                  46,770     984,976
    Fifth Third Bancorp                                   1,111,850  29,686,395
#   Financial Engines, Inc.                                  80,139   3,081,345

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Financial Institutions, Inc.                             27,285 $   802,179
*   First Acceptance Corp.                                   34,466      31,019
    First American Financial Corp.                          365,929  17,714,623
*   First BanCorp(318672706)                                185,788   1,088,718
#   First Bancorp(318910106)                                 46,380   1,451,694
    First Bancorp of Indiana, Inc.                              700      14,998
#   First Bancorp, Inc.                                      14,344     386,427
*   First Bancshares, Inc.                                      569       6,600
#   First Bancshares, Inc. (The)                                588      16,317
    First Busey Corp.                                       104,496   3,055,463
#   First Business Financial Services, Inc.                   4,526      96,223
    First Citizens BancShares, Inc. Class A                  22,517   8,286,706
    First Commonwealth Financial Corp.                      275,865   3,594,521
    First Community Bancshares, Inc.                         36,579     995,680
    First Connecticut Bancorp, Inc.                           2,200      56,320
    First Defiance Financial Corp.                           17,109     885,391
    First Federal of Northern Michigan Bancorp, Inc.          1,458      11,628
    First Financial Bancorp                                 183,134   4,688,230
#   First Financial Bankshares, Inc.                        114,320   4,944,340
    First Financial Corp.                                    20,169     928,782
    First Financial Northwest, Inc.                          22,460     368,569
*   First Foundation, Inc.                                    6,640     115,138
#   First Horizon National Corp.                            672,672  11,724,673
    First Interstate Bancsystem, Inc. Class A                97,533   3,564,831
    First Merchants Corp.                                   117,901   4,767,916
    First Midwest Bancorp, Inc.                             375,483   8,339,477
    First of Long Island Corp. (The)                          2,775      77,561
#   First Republic Bank                                     151,619  15,211,934
    First South Bancorp, Inc.                                10,177     175,146
*   First United Corp.                                        6,091      91,974
    FirstCash, Inc.                                         166,033   9,654,819
*   Flagstar Bancorp, Inc.                                  103,516   3,370,481
    Flushing Financial Corp.                                 76,118   2,171,647
    FNB Corp.                                               812,614  11,132,812
    FNF Group                                               339,723  16,598,866
*   FNFV Group                                              168,354   2,904,106
    Franklin Resources, Inc.                                271,041  12,137,216
    Fulton Financial Corp.                                  372,563   6,799,275
#   Gain Capital Holdings, Inc.                              89,464     600,303
*   GAINSCO, Inc.                                             1,100      19,003
    GAMCO Investors, Inc. Class A                            12,793     392,873
*   Genworth Financial, Inc. Class A                        871,322   2,988,634
#   German American Bancorp, Inc.                            42,497   1,522,668
#   Glacier Bancorp, Inc.                                   247,020   8,625,938
*   Global Indemnity, Ltd.                                   32,025   1,241,289
    Goldman Sachs Group, Inc. (The)                         283,973  63,987,636
    Gouverneur Bancorp, Inc.                                    600       8,820
*   Great Elm Capital Group, Inc.                             2,511       8,663
    Great Southern Bancorp, Inc.                             31,930   1,658,763
    Great Western Bancorp, Inc.                              51,587   2,012,409
*   Green Bancorp, Inc.                                       9,352     209,952
*   Green Dot Corp. Class A                                 156,594   6,301,343
#   Greenhill & Co., Inc.                                    78,826   1,458,281

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#*  Greenlight Capital Re, Ltd. Class A                     85,355 $  1,826,597
#   Guaranty Bancorp                                        14,655      390,556
    Guaranty Federal Bancshares, Inc.                        1,840       39,560
*   Hallmark Financial Services, Inc.                       43,645      491,006
    Hancock Holding Co.                                    243,535   11,202,610
    Hanmi Financial Corp.                                  105,492    3,022,346
    Hanover Insurance Group, Inc. (The)                    112,610   10,682,185
    Harleysville Financial Corp.                             3,569       81,195
    Hartford Financial Services Group, Inc. (The)          534,463   29,395,465
    Hawthorn Bancshares, Inc.                                3,139       63,800
#   HCI Group, Inc.                                         43,775    1,973,815
    Heartland Financial USA, Inc.                           60,643    2,856,285
    Heritage Commerce Corp.                                 72,270    1,003,830
    Heritage Financial Corp.                                60,302    1,640,214
#   Heritage Insurance Holdings, Inc.                       23,530      296,713
    Hilltop Holdings, Inc.                                 301,208    7,539,236
#   Hingham Institution for Savings                          1,548      273,841
*   HMN Financial, Inc.                                      2,615       47,070
    Home Bancorp, Inc.                                       8,770      355,360
#   Home BancShares, Inc.                                  360,711    8,945,633
*   HomeStreet, Inc.                                        53,918    1,415,347
*   HomeTrust Bancshares, Inc.                              13,448      324,769
    Hope Bancorp, Inc.                                     485,177    8,553,671
    HopFed Bancorp, Inc.                                     3,213       46,846
    Horace Mann Educators Corp.                             89,235    3,292,771
#   Horizon Bancorp                                         22,841      602,317
    Houlihan Lokey, Inc.                                    42,345    1,574,387
    Huntington Bancshares, Inc.                          1,946,470   25,790,727
    Iberiabank Corp.                                       131,606   10,640,345
    IF Bancorp, Inc.                                           700       14,053
    Independent Bank Corp.(453836108)                       74,628    5,324,708
    Independent Bank Corp.(453838609)                        8,213      174,116
    Independent Bank Group, Inc.                            14,267      861,013
    Infinity Property & Casualty Corp.                      21,318    2,132,866
#   Interactive Brokers Group, Inc. Class A                275,823   11,046,711
    Intercontinental Exchange, Inc.                        367,232   24,498,047
    International Bancshares Corp.                         189,650    6,713,610
*   INTL. FCStone, Inc.                                     57,859    2,264,023
    Invesco, Ltd.                                          554,944   19,295,403
    Investment Technology Group, Inc.                      103,611    2,286,695
#   Investors Bancorp, Inc.                                708,652    9,410,899
#   Investors Title Co.                                      2,281      402,642
    James River Group Holdings, Ltd.                        13,818      554,931
#*  Janus Henderson Group P.L.C.                           230,182    7,708,795
    JPMorgan Chase & Co.                                 2,971,967  272,826,571
#   Kearny Financial Corp.                                 226,996    3,314,142
#   Kemper Corp.                                           162,431    6,375,417
    Kentucky First Federal Bancorp                           3,283       32,173
    KeyCorp                                              1,240,722   22,382,625
#*  Ladenburg Thalmann Financial Services, Inc.             16,106       36,722
    Lake Shore Bancorp, Inc.                                   449        7,094
    Lakeland Bancorp, Inc.                                  80,632    1,560,229
#   Lakeland Financial Corp.                                73,806    3,395,076

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Landmark Bancorp, Inc.                                    3,465 $   102,737
    Lazard, Ltd. Class A                                     81,490   3,806,398
#   LegacyTexas Financial Group, Inc.                       133,474   5,168,113
#   Legg Mason, Inc.                                        252,517  10,103,205
#*  LendingClub Corp.                                       806,192   4,087,393
#*  LendingTree, Inc.                                        20,930   4,617,158
    Leucadia National Corp.                                 451,388  11,749,630
    Lincoln National Corp.                                  326,394  23,846,346
    Loews Corp.                                             409,246  19,922,095
    LPL Financial Holdings, Inc.                            378,310  17,311,466
#   M&T Bank Corp.                                           89,076  14,532,749
    Macatawa Bank Corp.                                      39,247     378,734
    Mackinac Financial Corp.                                  7,909     114,997
*   Magyar Bancorp, Inc.                                      2,122      27,119
#   Maiden Holdings, Ltd.                                   229,395   2,546,284
    MainSource Financial Group, Inc.                         49,474   1,728,622
#*  Malvern Bancorp, Inc.                                     2,294      56,891
#   Manning & Napier, Inc.                                    8,718      35,308
#*  Markel Corp.                                             15,795  16,924,500
#   MarketAxess Holdings, Inc.                               55,359  11,231,788
    Marlin Business Services Corp.                           24,351     633,126
    Marsh & McLennan Cos., Inc.                             202,666  15,801,868
#   MB Financial, Inc.                                      201,188   8,228,589
#*  MBIA, Inc.                                              473,486   4,815,353
    MBT Financial Corp.                                      13,759     132,086
    Mercantile Bank Corp.                                    20,525     653,105
#   Mercury General Corp.                                   117,798   7,054,922
    Meridian Bancorp, Inc.                                  102,569   1,810,343
    Meta Financial Group, Inc.                               15,555   1,109,071
    MetLife, Inc.                                           575,794  31,668,670
*   MGIC Investment Corp.                                   277,958   3,243,770
    Mid Penn Bancorp, Inc.                                    1,624      43,848
    Midland States Bancorp, Inc.                              6,221     197,579
    MidSouth Bancorp, Inc.                                   12,123     136,384
    MidWestOne Financial Group, Inc.                          9,772     336,352
    Moelis & Co. Class A                                     56,718   2,319,766
#   Moody's Corp.                                            49,376   6,499,363
    Morgan Stanley                                        1,075,430  50,437,667
    Morningstar, Inc.                                        57,950   4,784,931
*   MSB Financial Corp.                                       1,549      26,798
    MSCI, Inc.                                              127,858  13,930,129
    MutualFirst Financial, Inc.                               6,697     233,725
    Nasdaq, Inc.                                            242,500  18,034,725
    National Bank Holdings Corp. Class A                     70,715   2,413,503
    National General Holdings Corp.                          83,523   1,771,523
    National Security Group, Inc. (The)                         977      13,331
    National Western Life Group, Inc. Class A                 3,917   1,318,423
#*  Nationstar Mortgage Holdings, Inc.                       24,787     441,952
    Navient Corp.                                         1,069,496  15,775,066
    Navigators Group, Inc. (The)                             79,626   4,538,682
#   NBT Bancorp, Inc.                                       116,857   4,223,212
    Nelnet, Inc. Class A                                     85,999   4,221,691
#   New York Community Bancorp, Inc.                        636,336   8,355,092

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    NewStar Financial, Inc.                                  73,717 $   806,464
*   Nicholas Financial, Inc.                                  8,516      74,941
*   Nicolet Bankshares, Inc.                                  2,141     115,978
*   NMI Holdings, Inc. Class A                               14,183     167,359
    Northeast Bancorp                                           301       6,472
    Northeast Community Bancorp, Inc.                        10,493      95,486
    Northern Trust Corp.                                    264,892  23,180,699
#   Northfield Bancorp, Inc.                                141,578   2,377,095
    Northrim BanCorp, Inc.                                    8,061     234,978
    Northway Financial, Inc.                                  2,363      67,346
    Northwest Bancshares, Inc.                              378,502   6,093,882
#   Norwood Financial Corp.                                   2,272      97,332
    OceanFirst Financial Corp.                               61,979   1,678,391
#*  Ocwen Financial Corp.                                   183,013     525,247
    OFG Bancorp                                             136,038   1,367,182
#   Ohio Valley Banc Corp.                                    3,467     117,358
#   Old Line Bancshares, Inc.                                 5,359     145,122
    Old National Bancorp                                    427,240   6,964,012
#   Old Point Financial Corp.                                   700      22,484
    Old Republic International Corp.                        695,773  13,651,066
    Old Second Bancorp, Inc.                                 13,666     161,942
    OM Asset Management P.L.C.                              172,359   2,597,450
*   On Deck Capital, Inc.                                     4,000      17,200
    OneBeacon Insurance Group, Ltd. Class A                  76,068   1,393,566
#*  OneMain Holdings, Inc.                                  199,336   5,330,245
    Oppenheimer Holdings, Inc. Class A                       16,285     256,489
    Opus Bank                                                20,869     496,682
    Oritani Financial Corp.                                 147,307   2,445,296
#   Pacific Continental Corp.                                28,972     735,889
*   Pacific Mercantile Bancorp                               10,106      79,837
*   Pacific Premier Bancorp, Inc.                            93,785   3,366,881
#   PacWest Bancorp                                         259,979  12,484,192
#   Park National Corp.                                      24,439   2,413,840
    Park Sterling Corp.                                      27,958     324,872
    Patriot National Bancorp, Inc.                              130       2,119
    PB Bancorp, Inc.                                          3,978      41,172
    Peapack Gladstone Financial Corp.                        23,024     719,960
    Penns Woods Bancorp, Inc.                                 6,223     266,656
#*  PennyMac Financial Services, Inc. Class A                18,429     320,665
#   People's United Financial, Inc.                         751,362  13,103,753
    People's Utah Bancorp                                       700      19,460
#   Peoples Bancorp of North Carolina, Inc.                   4,359     137,832
    Peoples Bancorp, Inc.                                    26,467     862,824
*   PHH Corp.                                               158,855   2,189,022
    Pinnacle Financial Partners, Inc.                       142,141   9,082,810
    Piper Jaffray Cos.                                       23,362   1,457,789
    PJT Partners, Inc. Class A                                7,510     325,784
    PNC Financial Services Group, Inc. (The)                293,158  37,758,750
    Popular, Inc.                                           237,001   9,987,222
#*  PRA Group, Inc.                                         138,759   5,439,353
    Preferred Bank                                           12,853     721,696
#   Premier Financial Bancorp, Inc.                           7,427     141,113

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Primerica, Inc.                                         182,201 $14,767,391
    Principal Financial Group, Inc.                         420,563  28,072,580
    ProAssurance Corp.                                      130,360   8,056,248
    Progressive Corp. (The)                                 649,390  30,605,751
#   Prosperity Bancshares, Inc.                             154,787   9,921,847
    Provident Financial Holdings, Inc.                       13,977     265,563
    Provident Financial Services, Inc.                      169,055   4,483,339
#   Prudential Bancorp, Inc.                                  6,262     107,519
    Prudential Financial, Inc.                              302,773  34,282,987
#   Pzena Investment Management, Inc. Class A                 7,981      84,200
    QCR Holdings, Inc.                                        5,215     239,629
    Radian Group, Inc.                                      195,407   3,403,990
    Raymond James Financial, Inc.                           168,534  14,020,343
*   Regional Management Corp.                                 7,750     185,923
    Regions Financial Corp.                               1,942,117  28,354,908
    Reinsurance Group of America, Inc.                      110,831  15,538,506
    RenaissanceRe Holdings, Ltd.                             96,423  14,165,503
    Renasant Corp.                                          124,505   5,277,767
    Republic Bancorp, Inc. Class A                           29,540   1,060,486
#*  Republic First Bancorp, Inc.                             20,055     178,490
    Riverview Bancorp, Inc.                                  12,542      95,194
#   RLI Corp.                                               102,771   5,966,884
*   Royal Bancshares of Pennsylvania, Inc. Class A           13,512      57,966
    S&P Global, Inc.                                         75,732  11,631,678
#   S&T Bancorp, Inc.                                        71,708   2,716,299
#*  Safeguard Scientifics, Inc.                              51,562     613,588
    Safety Insurance Group, Inc.                             56,259   3,991,576
    Salisbury Bancorp, Inc.                                   1,248      52,790
#   Sandy Spring Bancorp, Inc.                               57,398   2,298,216
*   Santander Consumer USA Holdings, Inc.                   592,158   7,585,544
    SB Financial Group, Inc.                                  2,715      47,893
*   Seacoast Banking Corp. of Florida                        40,408     944,335
*   Security National Financial Corp. Class A                 5,949      37,776
    SEI Investments Co.                                     105,678   5,971,864
*   Select Bancorp, Inc.                                      2,277      26,960
#   Selective Insurance Group, Inc.                         172,504   8,737,328
#   ServisFirst Bancshares, Inc.                             75,834   2,755,808
    Shore Bancshares, Inc.                                    6,595     111,390
    SI Financial Group, Inc.                                 10,889     168,235
    Siebert Financial Corp.                                   8,302      33,291
    Sierra Bancorp                                           18,333     502,324
*   Signature Bank                                           76,997  10,670,244
#   Simmons First National Corp. Class A                     82,138   4,480,628
*   SLM Corp.                                             1,428,379  15,826,439
#   South State Corp.                                        81,654   6,838,522
*   Southern First Bancshares, Inc.                           3,032     111,729
    Southern Missouri Bancorp, Inc.                           2,922      94,702
    Southern National Bancorp of Virginia, Inc.               3,903      66,039
#   Southside Bancshares, Inc.                               59,714   2,073,867
    Southwest Bancorp, Inc.                                  33,848     883,433
    Southwest Georgia Financial Corp.                         1,954      38,494
    State Auto Financial Corp.                               56,803   1,464,949
    State Bank Financial Corp.                               25,175     691,054

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    State National Cos., Inc.                                15,457 $   322,742
    State Street Corp.                                      269,851  25,158,209
#   Sterling Bancorp                                        336,306   7,768,669
    Stewart Information Services Corp.                       93,356   3,668,891
#*  Stifel Financial Corp.                                  135,653   6,897,955
#   Stock Yards Bancorp, Inc.                                46,945   1,682,978
    Stonegate Bank                                            9,223     429,331
    Summit State Bank                                         5,496      71,448
    Sun Bancorp, Inc.                                        10,180     247,883
    SunTrust Banks, Inc.                                    328,866  18,840,733
#   Sussex Bancorp                                            3,771      90,504
*   SVB Financial Group                                      79,723  14,225,772
    Synchrony Financial                                   1,239,074  37,568,724
    Synovus Financial Corp.                                 389,878  16,951,895
#   T Rowe Price Group, Inc.                                469,797  38,861,608
    TCF Financial Corp.                                     520,734   8,206,768
#   TD Ameritrade Holding Corp.                             402,247  18,394,755
    Territorial Bancorp, Inc.                                17,602     530,348
#   Teton Advisors, Inc. Class A                                 95       3,539
#*  Texas Capital Bancshares, Inc.                          142,625  11,174,669
#   TFS Financial Corp.                                     355,052   5,673,731
*   Third Point Reinsurance, Ltd.                             4,222      61,430
    Timberland Bancorp, Inc.                                  5,770     155,559
    Tiptree, Inc.                                           128,893     882,917
#   Tompkins Financial Corp.                                 32,442   2,553,510
    Torchmark Corp.                                         166,430  13,142,977
#   Towne Bank                                               99,203   3,105,054
    Travelers Cos., Inc. (The)                              327,051  41,891,963
    Trico Bancshares                                         41,542   1,532,900
#*  TriState Capital Holdings, Inc.                          27,128     623,944
    TrustCo Bank Corp. NY                                   304,270   2,525,441
    Trustmark Corp.                                         215,966   6,902,273
    U.S. Bancorp.                                         1,203,717  63,532,183
#   UMB Financial Corp.                                     120,439   8,389,781
    Umpqua Holdings Corp.                                   568,364  10,537,469
*   Unico American Corp.                                        100         930
#   Union Bankshares Corp.                                  105,835   3,269,243
    Union Bankshares, Inc.                                    2,439     106,950
    United Bancshares, Inc.                                   2,086      46,726
#   United Bankshares, Inc.                                 230,845   7,964,152
    United Community Bancorp                                  1,156      22,080
#   United Community Banks, Inc.                            208,699   5,793,484
    United Community Financial Corp.                         11,197     103,012
    United Financial Bancorp, Inc.                          109,153   1,974,578
    United Fire Group, Inc.                                  62,405   2,815,714
#   United Insurance Holdings Corp.                          33,570     535,777
#   United Security Bancshares                                9,781      91,941
#   Unity Bancorp, Inc.                                       7,055     130,518
    Universal Insurance Holdings, Inc.                      154,584   3,686,828
#   Univest Corp. of Pennsylvania                            60,045   1,831,372
    Unum Group                                              295,052  14,790,957
    Validus Holdings, Ltd.                                  188,628  10,146,300
    Valley National Bancorp                                 564,679   6,708,387

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Value Line, Inc.                                       7,363 $      130,251
*   Veritex Holdings, Inc.                                 1,008         26,863
#   Virtu Financial, Inc. Class A                         27,847        460,868
#   Virtus Investment Partners, Inc.                      21,916      2,581,705
    Voya Financial, Inc.                                 278,481     10,927,594
    VSB Bancorp, Inc.                                        134          2,392
#   Waddell & Reed Financial, Inc. Class A               217,109      4,487,643
*   Walker & Dunlop, Inc.                                125,487      6,305,722
    Washington Federal, Inc.                             325,415     10,885,132
    Washington Trust Bancorp, Inc.                        41,944      2,283,851
    Waterstone Financial, Inc.                            52,579        991,114
    Wayne Savings Bancshares, Inc.                         1,615         28,101
#   Webster Financial Corp.                              262,416     13,627,263
    Wells Fargo & Co.                                  4,176,962    225,305,330
    WesBanco, Inc.                                       118,603      4,534,193
    West Bancorporation, Inc.                             55,086      1,266,978
#   Westamerica Bancorporation                            67,002      3,666,349
*   Western Alliance Bancorp                             317,203     15,980,687
    Western New England Bancorp, Inc.                     62,879        625,646
#   Westwood Holdings Group, Inc.                         12,140        715,653
    White Mountains Insurance Group, Ltd.                 10,413      9,003,080
    Willis Towers Watson P.L.C.                          153,054     22,786,680
    Wintrust Financial Corp.                             172,887     13,020,120
#   WisdomTree Investments, Inc.                         235,235      2,455,853
*   World Acceptance Corp.                                24,517      1,852,750
#   WR Berkley Corp.                                     256,278     17,675,494
    WSFS Financial Corp.                                  64,809      2,926,126
    WVS Financial Corp.                                    2,157         34,631
*   Xenith Bankshares, Inc.                                   91          2,564
    XL Group, Ltd.                                       304,513     13,520,377
#   Zions Bancorporation                                 287,229     13,017,218
                                                                 --------------
Total Financials                                                  3,988,100,116
                                                                 --------------
Health Care -- (10.1%)
#   Abaxis, Inc.                                          38,543      1,811,521
    Abbott Laboratories                                1,267,250     62,323,355
    AbbVie, Inc.                                         469,044     32,790,866
*   ABIOMED, Inc.                                         35,912      5,318,208
#*  Acadia Healthcare Co., Inc.                          181,258      9,593,986
#*  Accuray, Inc.                                          2,536         10,778
#   Aceto Corp.                                           78,201      1,320,033
#*  Achillion Pharmaceuticals, Inc.                      191,929        786,909
#*  Acorda Therapeutics, Inc.                             98,116      2,124,211
#*  Adamas Pharmaceuticals, Inc.                           3,338         57,914
*   Addus HomeCare Corp.                                  32,406      1,100,184
    Aetna, Inc.                                          323,980     49,993,354
    Agilent Technologies, Inc.                           308,147     18,424,109
#*  Akorn, Inc.                                          209,431      7,041,070
#*  Albany Molecular Research, Inc.                       57,748      1,255,442
*   Alere, Inc.                                          169,936      8,563,075
*   Alexion Pharmaceuticals, Inc.                         65,066      8,936,164
#*  Align Technology, Inc.                               110,039     18,401,822
#*  Alkermes P.L.C.                                       27,369      1,489,147

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Allergan P.L.C.                                         216,302 $54,579,484
*   Alliance HealthCare Services, Inc.                       12,755     169,004
*   Allied Healthcare Products, Inc.                          3,482       7,312
#*  Allscripts Healthcare Solutions, Inc.                   402,965   4,960,499
*   Almost Family, Inc.                                      37,015   1,830,392
#*  Alnylam Pharmaceuticals, Inc.                            34,598   2,862,639
#*  AMAG Pharmaceuticals, Inc.                               29,182     573,426
#*  Amedisys, Inc.                                           71,784   3,399,690
*   American Renal Associates Holdings, Inc.                  7,515     128,506
*   American Shared Hospital Services                         4,179      15,671
#   AmerisourceBergen Corp.                                 143,675  13,479,588
    Amgen, Inc.                                             327,896  57,221,131
#*  Amicus Therapeutics, Inc.                                 6,394      82,802
#*  AMN Healthcare Services, Inc.                           209,051   7,713,982
#*  Amphastar Pharmaceuticals, Inc.                          32,099     554,671
    Analogic Corp.                                           28,442   1,996,628
*   AngioDynamics, Inc.                                      77,790   1,264,087
#*  ANI Pharmaceuticals, Inc.                                 7,278     354,657
#*  Anika Therapeutics, Inc.                                 54,617   2,794,206
    Anthem, Inc.                                            221,103  41,171,590
*   Aptevo Therapeutics, Inc.                                52,865      97,272
#*  Aralez Pharmaceuticals, Inc.                             44,728      54,121
*   Assembly Biosciences, Inc.                                4,031      90,335
#*  athenahealth, Inc.                                       46,933   6,491,773
#   Atrion Corp.                                              4,902   3,099,044
    Baxter International, Inc.                              303,533  18,357,676
    Becton Dickinson and Co.                                 71,544  14,408,962
*   Bio-Rad Laboratories, Inc. Class A                       52,242  12,309,782
#*  Bio-Rad Laboratories, Inc. Class B                        2,960     699,374
#   Bio-Techne Corp.                                         54,194   6,281,627
*   Biogen, Inc.                                             68,007  19,694,147
#*  BioMarin Pharmaceutical, Inc.                            24,611   2,159,123
#*  BioScrip, Inc.                                          183,767     531,087
*   BioSpecifics Technologies Corp.                          15,129     736,026
#*  BioTelemetry, Inc.                                      108,856   3,722,875
#*  Bioverativ, Inc.                                         92,300   5,719,831
#*  Bluebird Bio, Inc.                                       26,298   2,478,586
*   Boston Scientific Corp.                                 486,545  12,951,828
*   Bovie Medical Corp.                                      16,167      40,903
    Bristol-Myers Squibb Co.                                600,045  34,142,560
#*  Brookdale Senior Living, Inc.                           302,549   4,296,196
    Bruker Corp.                                            222,548   6,382,677
*   Cambrex Corp.                                           143,612   8,760,332
    Cantel Medical Corp.                                     79,179   5,875,082
#*  Capital Senior Living Corp.                              86,323   1,191,257
    Cardinal Health, Inc.                                   144,847  11,190,879
*   Catalent, Inc.                                          290,873  10,093,293
*   Celgene Corp.                                           215,795  29,220,801
#*  Celldex Therapeutics, Inc.                               14,858      34,025
*   Cempra, Inc.                                             25,268     101,072
*   Centene Corp.                                           253,565  20,138,132
#*  Cerner Corp.                                             60,976   3,925,025
*   Charles River Laboratories International, Inc.          115,431  11,335,324

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#   Chemed Corp.                                             46,427 $ 9,169,332
    Cigna Corp.                                             229,785  39,881,485
#*  Civitas Solutions, Inc.                                   1,852      33,058
#*  Clovis Oncology, Inc.                                     4,367     370,365
#*  Community Health Systems, Inc.                          362,150   2,589,372
#   Computer Programs & Systems, Inc.                        22,595     692,537
*   Concert Pharmaceuticals, Inc.                            21,867     315,541
#   CONMED Corp.                                             59,387   3,047,741
    Cooper Cos., Inc. (The)                                  36,167   8,820,046
#*  Corcept Therapeutics, Inc.                              181,767   2,266,634
*   CorVel Corp.                                             49,374   2,347,734
#*  Cotiviti Holdings, Inc.                                   5,141     221,320
    CR Bard, Inc.                                            47,908  15,359,305
#*  Cross Country Healthcare, Inc.                           68,004     799,727
*   CryoLife, Inc.                                           83,711   1,569,581
*   Cumberland Pharmaceuticals, Inc.                         29,618     199,033
*   Cutera, Inc.                                             22,365     582,608
*   Cytokinetics, Inc.                                        3,665      51,493
    Danaher Corp.                                           400,457  32,633,241
*   DaVita, Inc.                                            350,972  22,735,966
    DENTSPLY SIRONA, Inc.                                   250,965  15,567,359
#*  Depomed, Inc.                                           168,276   1,734,926
#*  DexCom, Inc.                                             26,640   1,774,490
#*  Dicerna Pharmaceuticals, Inc.                               900       3,384
    Digirad Corp.                                            23,800      97,580
*   Diplomat Pharmacy, Inc.                                  61,528     976,449
#*  Eagle Pharmaceuticals, Inc.                               5,279     259,463
*   Edwards Lifesciences Corp.                              100,660  11,594,019
    Eli Lilly & Co.                                         253,092  20,920,585
#*  Emergent BioSolutions, Inc.                             106,130   3,859,948
*   Enanta Pharmaceuticals, Inc.                             11,704     446,039
#*  Endo International P.L.C.                               230,750   2,542,865
#   Ensign Group, Inc. (The)                                142,576   3,189,425
#*  Envision Healthcare Corp.                               176,612   9,966,215
*   Enzo Biochem, Inc.                                      137,268   1,489,358
#*  Evolent Health, Inc. Class A                              4,329     106,926
#*  Exact Sciences Corp.                                      8,145     316,026
*   Exactech, Inc.                                           24,651     718,577
*   Exelixis, Inc.                                           73,799   2,000,691
*   Express Scripts Holding Co.                             729,276  45,681,849
#*  Five Prime Therapeutics, Inc.                           109,103   3,070,158
*   Five Star Senior Living, Inc.                            21,077      33,723
#*  Fluidigm Corp.                                            4,067      15,292
*   Genesis Healthcare, Inc.                                 34,371      49,494
    Gilead Sciences, Inc.                                   504,261  38,369,219
#*  Globus Medical, Inc. Class A                            203,273   6,250,645
*   Haemonetics Corp.                                       108,068   4,444,837
#*  Halyard Health, Inc.                                    149,975   6,031,994
#*  Hanger, Inc.                                             63,789     739,952
*   Harvard Bioscience, Inc.                                 60,395     169,106
*   HCA Healthcare, Inc.                                     62,915   5,054,591
#*  HealthEquity, Inc.                                       43,426   1,991,951
    HealthSouth Corp.                                       219,407   9,337,962

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   HealthStream, Inc.                                      84,455 $  1,994,827
*   Henry Schein, Inc.                                      66,411   12,100,748
#*  Heska Corp.                                              4,066      445,390
    Hill-Rom Holdings, Inc.                                228,864   17,054,945
*   HMS Holdings Corp.                                     191,191    3,839,115
#*  Hologic, Inc.                                          620,777   27,444,551
*   Horizon Pharma P.L.C.                                  376,269    4,507,703
    Humana, Inc.                                           152,113   35,168,526
*   ICU Medical, Inc.                                       46,210    7,943,499
#*  IDEXX Laboratories, Inc.                                57,480    9,568,121
#*  Illumina, Inc.                                          23,007    3,999,767
#*  Impax Laboratories, Inc.                               160,842    3,112,293
*   INC Research Holdings, Inc. Class A                    139,239    7,658,145
*   Incyte Corp.                                            71,749    9,563,424
*   Innoviva, Inc.                                          12,487      171,322
#*  Inogen, Inc.                                            29,860    2,818,187
#*  Insys Therapeutics, Inc.                                25,530      292,574
*   Integer Holdings Corp.                                  58,197    2,665,423
#*  Integra LifeSciences Holdings Corp.                    169,574    8,421,045
#*  Intuitive Surgical, Inc.                                 8,719    8,180,689
#   Invacare Corp.                                         103,922    1,626,379
#*  Ionis Pharmaceuticals, Inc.                             31,078    1,628,487
#*  iRadimed Corp.                                           2,040       20,094
#*  IRIDEX Corp.                                            12,103      113,768
#*  Jazz Pharmaceuticals P.L.C.                             60,087    9,229,964
    Johnson & Johnson                                    1,205,261  159,962,240
#*  Juniper Pharmaceuticals, Inc.                              811        4,014
*   Karyopharm Therapeutics, Inc.                            1,986       16,762
    Kewaunee Scientific Corp.                                3,000       75,900
*   Kindred Biosciences, Inc.                               88,789      648,160
#   Kindred Healthcare, Inc.                               335,309    3,001,016
#*  Kite Pharma, Inc.                                       18,600    2,016,426
*   Laboratory Corp. of America Holdings                   135,098   21,468,423
    Landauer, Inc.                                          11,345      617,735
#*  Lannett Co., Inc.                                      101,012    2,055,594
*   Lantheus Holdings, Inc.                                 19,121      352,782
#   LeMaitre Vascular, Inc.                                 49,735    1,793,941
*   LHC Group, Inc.                                         45,400    2,628,660
*   LifePoint Health, Inc.                                 118,056    7,012,526
#*  Ligand Pharmaceuticals, Inc.                            34,221    4,137,661
#*  Lipocine, Inc.                                          41,781      211,830
*   LivaNova P.L.C.                                         61,247    3,732,392
#   Luminex Corp.                                           85,409    1,744,906
*   MacroGenics, Inc.                                        6,021       99,467
*   Magellan Health, Inc.                                   83,014    6,188,694
#*  Mallinckrodt P.L.C.                                    154,637    7,082,375
*   Masimo Corp.                                           126,336   11,951,386
    McKesson Corp.                                         135,928   22,002,665
#*  Medicines Co. (The)                                     40,419    1,554,111
#*  MediciNova, Inc.                                         5,363       27,941
#*  Medidata Solutions, Inc.                                 4,658      357,781
#*  MEDNAX, Inc.                                           153,884    7,229,470
    Medtronic P.L.C.                                       642,842   53,979,443

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
    Merck & Co., Inc.                                    1,222,425 $ 78,088,509
#   Meridian Bioscience, Inc.                              118,029    1,599,293
*   Merit Medical Systems, Inc.                            118,294    4,850,054
*   Mettler-Toledo International, Inc.                      16,178    9,271,288
*   Micron Solutions, Inc.                                   1,790        7,088
*   Miragen Therapeutics, Inc.                               3,231       44,200
*   Misonix, Inc.                                            8,260       70,210
#*  Molina Healthcare, Inc.                                181,634   12,133,151
#*  Momenta Pharmaceuticals, Inc.                           88,278    1,461,001
*   Mylan NV                                               298,792   11,649,900
#*  Myriad Genetics, Inc.                                  138,345    3,357,633
    National HealthCare Corp.                               25,297    1,648,605
#   National Research Corp. Class A                         29,412      864,713
    National Research Corp. Class B                          4,902      247,257
#*  Natus Medical, Inc.                                     83,592    2,942,438
#*  Neogen Corp.                                            68,487    4,511,239
#*  NeoGenomics, Inc.                                        1,600       15,120
#*  Neurocrine Biosciences, Inc.                            39,964    1,919,471
#*  NewLink Genetics Corp.                                  10,777       77,810
#*  NuVasive, Inc.                                         107,433    7,068,017
#*  Nuvectra Corp.                                          15,877      185,126
#*  Omnicell, Inc.                                          86,195    4,275,272
#*  Opko Health, Inc.                                      346,194    2,232,951
*   OraSure Technologies, Inc.                             112,398    1,971,461
*   Orthofix International NV                               48,047    2,084,279
#   Owens & Minor, Inc.                                    188,242    6,067,040
*   PAREXEL International Corp.                            125,815   11,011,329
#   Patterson Cos., Inc.                                   294,643   12,292,506
#   PDL BioPharma, Inc.                                    197,098      447,412
    PerkinElmer, Inc.                                      151,966   10,003,922
#   Perrigo Co. P.L.C.                                      48,143    3,606,874
    Pfizer, Inc.                                         5,076,988  168,352,922
*   PharMerica Corp.                                        78,947    1,985,517
    Phibro Animal Health Corp. Class A                      33,518    1,280,388
*   PRA Health Sciences, Inc.                               82,171    6,113,522
#*  Premier, Inc. Class A                                   98,550    3,439,395
#*  Prestige Brands Holdings, Inc.                         159,009    8,527,653
#*  Progenics Pharmaceuticals, Inc.                         18,164      109,529
*   ProPhase Labs, Inc.                                     19,981       41,760
*   Providence Service Corp. (The)                          47,720    2,459,489
    Psychemedics Corp.                                       1,810       46,264
#*  PTC Therapeutics, Inc.                                  11,500      237,130
#*  Quality Systems, Inc.                                  170,171    2,909,924
    Quest Diagnostics, Inc.                                214,056   23,184,405
*   Quidel Corp.                                            53,525    1,712,265
#*  Quintiles IMS Holdings, Inc.                           174,480   15,799,164
#*  Quorum Health Corp.                                     85,814      292,626
#*  R1 RCM, Inc.                                            39,576      134,163
*   RadNet, Inc.                                            86,100      662,970
*   Regeneron Pharmaceuticals, Inc.                         21,372   10,506,903
#*  Repligen Corp.                                          51,897    2,089,892
#   ResMed, Inc.                                            67,431    5,200,279
#*  Retrophin, Inc.                                         19,087      386,321

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
#*  Rigel Pharmaceuticals, Inc.                           82,816 $      196,274
*   RTI Surgical, Inc.                                   118,166        673,546
*   SciClone Pharmaceuticals, Inc.                       127,863      1,400,100
#*  SeaSpine Holdings Corp.                               17,658        199,182
#*  Seattle Genetics, Inc.                                51,004      2,575,702
*   Select Medical Holdings Corp.                        389,193      6,304,927
    Simulations Plus, Inc.                                 4,400         65,120
*   Spectrum Pharmaceuticals, Inc.                       126,019        940,102
#   STERIS P.L.C.                                         95,305      7,800,714
    Stryker Corp.                                         85,680     12,603,528
#*  Sucampo Pharmaceuticals, Inc. Class A                108,737      1,179,796
#*  Supernus Pharmaceuticals, Inc.                        91,728      3,710,398
#*  Surgery Partners, Inc.                                37,709        748,524
*   Surmodics, Inc.                                       43,052      1,132,268
#*  Taro Pharmaceutical Industries, Ltd.                  34,444      3,937,983
    Teleflex, Inc.                                        81,135     16,812,795
#*  Tenet Healthcare Corp.                               477,185      8,279,160
#*  TESARO, Inc.                                          20,570      2,625,966
*   Tetraphase Pharmaceuticals, Inc.                      11,322         74,046
    Thermo Fisher Scientific, Inc.                       271,271     47,616,199
#*  Tivity Health, Inc.                                  149,399      5,923,670
*   Triple-S Management Corp. Class B                     65,573      1,015,070
#*  United Therapeutics Corp.                            151,091     19,400,084
    UnitedHealth Group, Inc.                             617,082    118,362,498
    Universal Health Services, Inc. Class B              138,443     15,343,638
#   US Physical Therapy, Inc.                             39,877      2,516,239
#   Utah Medical Products, Inc.                            7,296        504,154
#*  Varex Imaging Corp.                                   96,924      2,990,105
#*  Varian Medical Systems, Inc.                          40,314      3,915,296
*   VCA, Inc.                                            179,948     16,659,586
#*  Veeva Systems, Inc. Class A                           85,101      5,426,040
*   Vertex Pharmaceuticals, Inc.                          23,222      3,525,564
*   VWR Corp.                                            317,458     10,476,114
*   Waters Corp.                                          30,078      5,216,728
*   WellCare Health Plans, Inc.                          118,254     20,929,775
    West Pharmaceutical Services, Inc.                    99,646      8,838,600
*   Wright Medical Group NV                               58,199      1,528,888
#*  Xencor, Inc.                                          20,674        482,738
*   Zafgen, Inc.                                           3,187         10,772
    Zimmer Biomet Holdings, Inc.                         111,475     13,524,147
    Zoetis, Inc.                                         171,864     10,744,937
*   Zogenix, Inc.                                          2,200         26,400
                                                                 --------------
Total Health Care                                                 2,364,842,667
                                                                 --------------
Industrials -- (12.8%)
    3M Co.                                               190,634     38,349,842
#   AAON, Inc.                                           127,085      4,295,473
    AAR Corp.                                             86,264      3,226,274
#   ABM Industries, Inc.                                 141,593      6,317,880
#*  Acacia Research Corp.                                 80,906        279,126
*   ACCO Brands Corp.                                    306,658      3,572,566
    Acme United Corp.                                      2,302         63,696
#   Actuant Corp. Class A                                148,778      3,600,428

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Acuity Brands, Inc.                                      30,935 $ 6,268,978
#   Advanced Drainage Systems, Inc.                          42,351     870,313
#*  Advisory Board Co. (The)                                 85,442   4,801,840
#*  AECOM                                                   358,135  11,424,506
*   Aegion Corp.                                             89,592   2,144,832
*   AeroCentury Corp.                                         1,459      18,675
#*  Aerojet Rocketdyne Holdings, Inc.                       169,641   3,978,081
#*  Aerovironment, Inc.                                      58,718   2,218,953
    AGCO Corp.                                              226,129  16,312,946
#   Air Lease Corp.                                         345,744  13,684,548
*   Air Transport Services Group, Inc.                      297,354   7,243,543
#   Aircastle, Ltd.                                         114,215   2,688,621
    Alamo Group, Inc.                                        26,913   2,503,178
    Alaska Air Group, Inc.                                  289,916  24,709,541
#   Albany International Corp. Class A                       75,705   4,050,218
#   Allegiant Travel Co.                                     42,106   5,442,200
#   Allegion P.L.C.                                          83,230   6,761,605
    Allied Motion Technologies, Inc.                         38,843   1,149,364
#   Allison Transmission Holdings, Inc.                     373,864  14,132,059
    Altra Industrial Motion Corp.                           102,543   4,568,291
    AMERCO                                                   34,823  13,530,825
*   Ameresco, Inc. Class A                                   37,184     243,555
#   American Airlines Group, Inc.                           199,017  10,038,417
#   American Railcar Industries, Inc.                        39,572   1,455,062
*   American Superconductor Corp.                               952       3,037
*   American Woodmark Corp.                                  65,428   6,421,758
#   AMETEK, Inc.                                            297,365  18,311,737
*   AMREP Corp.                                               9,572      65,855
#   AO Smith Corp.                                          197,600  10,581,480
#   Apogee Enterprises, Inc.                                 95,701   4,985,065
    Applied Industrial Technologies, Inc.                   112,212   6,339,978
*   ARC Document Solutions, Inc.                            125,704     434,936
    ArcBest Corp.                                            42,847   1,191,147
    Arconic, Inc.                                           624,279  15,475,876
#   Argan, Inc.                                              83,846   5,403,875
*   Armstrong Flooring, Inc.                                 72,257   1,254,382
#*  Armstrong World Industries, Inc.                        142,770   6,931,483
*   Arotech Corp.                                             5,156      18,562
    Astec Industries, Inc.                                   63,116   3,172,841
*   Astronics Corp.                                          52,521   1,536,239
#*  Astronics Corp. Class B                                  25,127     736,849
#*  Atlas Air Worldwide Holdings, Inc.                       73,534   4,367,920
*   Avalon Holdings Corp. Class A                             1,202       2,729
#*  Avis Budget Group, Inc.                                 279,032   8,588,605
#*  Axon Enterprise, Inc.                                    94,811   2,331,402
    AZZ, Inc.                                                81,423   4,128,146
#*  Babcock & Wilcox Enterprises, Inc.                      128,425   1,348,463
    Barnes Group, Inc.                                      142,289   8,562,952
#   Barrett Business Services, Inc.                          18,242   1,003,857
*   Beacon Roofing Supply, Inc.                             156,995   7,210,780
*   BlueLinx Holdings, Inc.                                   8,614      90,016
#*  BMC Stock Holdings, Inc.                                132,763   2,920,786
    Boeing Co. (The)                                        182,915  44,349,571

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Brady Corp. Class A                                     114,531 $ 3,802,429
    Briggs & Stratton Corp.                                  95,581   2,238,507
    Brink's Co. (The)                                       183,297  14,324,661
*   Broadwind Energy, Inc.                                    2,072       9,158
#*  Builders FirstSource, Inc.                              374,827   5,873,539
    BWX Technologies, Inc.                                  193,548  10,196,109
*   CAI International, Inc.                                  44,091   1,156,507
    Carlisle Cos., Inc.                                     103,718  10,121,840
*   Casella Waste Systems, Inc. Class A                     104,332   1,750,691
    Caterpillar, Inc.                                       431,816  49,205,433
*   CBIZ, Inc.                                              152,798   2,269,050
*   CDI Corp.                                                32,781     270,443
    CECO Environmental Corp.                                 39,124     377,938
#   Celadon Group, Inc.                                      71,433     325,020
#   CH Robinson Worldwide, Inc.                              67,324   4,416,454
*   Chart Industries, Inc.                                  106,930   3,635,620
#   Chicago Bridge & Iron Co. NV                            235,031   4,404,481
    Chicago Rivet & Machine Co.                                 653      23,991
#   Cintas Corp.                                             77,276  10,420,669
#   CIRCOR International, Inc.                               41,357   2,070,331
*   Civeo Corp.                                             196,714     379,658
#*  Clean Harbors, Inc.                                     166,819   9,475,319
*   Colfax Corp.                                            260,088  10,736,433
    Columbus McKinnon Corp.                                  47,221   1,218,302
#   Comfort Systems USA, Inc.                               120,426   4,010,186
#*  Command Security Corp.                                   10,654      33,773
*   Commercial Vehicle Group, Inc.                           46,814     411,027
    CompX International, Inc.                                 3,471      50,330
*   Continental Building Products, Inc.                     125,245   2,755,390
*   Continental Materials Corp.                               1,019      22,724
    Copa Holdings SA Class A                                 82,408  10,338,908
#*  Copart, Inc.                                            331,246  10,430,937
    Costamare, Inc.                                          93,310     599,983
#   Covanta Holding Corp.                                   690,659  10,428,951
*   Covenant Transportation Group, Inc. Class A              53,509   1,003,294
#*  CPI Aerostructures, Inc.                                  8,781      83,420
    CRA International, Inc.                                  21,532     835,657
    Crane Co.                                               148,221  11,190,685
*   CSW Industrials, Inc.                                     2,970     115,979
    CSX Corp.                                               987,114  48,704,205
#   Cubic Corp.                                              69,452   3,309,388
    Cummins, Inc.                                           142,407  23,910,135
    Curtiss-Wright Corp.                                    142,599  13,749,396
    Deere & Co.                                             165,751  21,262,538
    Delta Air Lines, Inc.                                 1,138,794  56,210,872
#   Deluxe Corp.                                            174,643  12,609,225
*   DigitalGlobe, Inc.                                      171,959   6,001,369
    DMC Global, Inc.                                         35,935     499,497
#   Donaldson Co., Inc.                                     202,849   9,633,299
    Douglas Dynamics, Inc.                                  106,351   3,381,962
    Dover Corp.                                             211,947  17,803,548
*   Ducommun, Inc.                                           20,564     595,533
    Dun & Bradstreet Corp. (The)                             42,223   4,676,619

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   DXP Enterprises, Inc.                                    33,780 $   965,770
#*  Dycom Industries, Inc.                                  133,264  12,073,718
    Eastern Co. (The)                                         6,782     197,356
    Eaton Corp. P.L.C.                                      282,490  22,104,842
#*  Echo Global Logistics, Inc.                              74,789   1,020,870
    Ecology and Environment, Inc. Class A                     3,767      47,088
    EMCOR Group, Inc.                                       183,159  12,363,232
#   Emerson Electric Co.                                    321,806  19,182,856
    Encore Wire Corp.                                        49,831   2,222,463
#*  Energy Focus, Inc.                                           54         118
    EnerSys                                                 123,163   8,900,990
*   Engility Holdings, Inc.                                  38,834   1,132,788
    Ennis, Inc.                                              63,638   1,225,032
#   EnPro Industries, Inc.                                   62,938   4,847,485
#   EnviroStar, Inc.                                            100       2,535
    Equifax, Inc.                                            94,870  13,797,893
    ESCO Technologies, Inc.                                  61,577   3,799,301
    Espey Manufacturing & Electronics Corp.                   4,614     103,677
#   Essendant, Inc.                                          90,065   1,124,011
#*  Esterline Technologies Corp.                             83,024   8,011,816
#   Expeditors International of Washington, Inc.             83,843   4,936,676
    Exponent, Inc.                                           64,776   4,223,395
#   Fastenal Co.                                            127,276   5,467,777
    Federal Signal Corp.                                    230,431   4,262,973
    FedEx Corp.                                             275,432  57,298,119
#   Flowserve Corp.                                         180,069   7,406,238
    Fluor Corp.                                             205,155   8,909,882
    Fortive Corp.                                           169,508  10,973,948
#   Fortune Brands Home & Security, Inc.                    180,836  11,875,500
    Forward Air Corp.                                        77,345   4,008,791
*   Franklin Covey Co.                                       39,267     732,330
    Franklin Electric Co., Inc.                             109,802   4,436,001
    FreightCar America, Inc.                                 38,983     640,881
*   FTI Consulting, Inc.                                    152,362   4,998,997
*   Fuel Tech, Inc.                                          30,552      26,580
#   GATX Corp.                                              100,886   6,237,781
*   Gencor Industries, Inc.                                   9,567     153,550
#*  Generac Holdings, Inc.                                  224,743   8,084,006
#   General Cable Corp.                                     166,267   3,208,953
    General Dynamics Corp.                                  128,618  25,251,572
    General Electric Co.                                  3,481,279  89,155,555
#*  Genesee & Wyoming, Inc. Class A                         148,096   9,649,935
*   Gibraltar Industries, Inc.                               87,259   2,604,681
    Global Brass & Copper Holdings, Inc.                     59,465   1,905,853
*   Global Power Equipment Group, Inc.                       23,539      76,266
*   GMS, Inc.                                                99,557   2,988,701
*   Golden Ocean Group, Ltd.                                 20,259     145,662
#*  Goldfield Corp. (The)                                    33,170     169,167
    Gorman-Rupp Co. (The)                                    96,262   2,909,038
*   GP Strategies Corp.                                      61,912   1,773,779
#   Graco, Inc.                                              90,859  10,543,278
    Graham Corp.                                             17,619     352,556
#   Granite Construction, Inc.                              103,633   5,080,090

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Great Lakes Dredge & Dock Corp.                         142,215 $   561,749
#   Greenbrier Cos., Inc. (The)                              47,338   2,130,210
#   Griffon Corp.                                           110,007   2,255,144
#   H&E Equipment Services, Inc.                            150,001   3,385,523
    Hardinge, Inc.                                           16,040     194,084
*   Harsco Corp.                                            256,028   3,955,633
#*  Hawaiian Holdings, Inc.                                 265,654  10,998,076
*   HC2 Holdings, Inc.                                       10,474      62,949
*   HD Supply Holdings, Inc.                                127,275   4,135,165
#   Healthcare Services Group, Inc.                          71,247   3,722,656
#   Heartland Express, Inc.                                 325,169   6,870,821
#   HEICO Corp.                                              77,692   6,244,106
    HEICO Corp. Class A                                     110,343   7,839,870
    Heidrick & Struggles International, Inc.                 49,096     888,638
#*  Herc Holdings, Inc.                                      92,783   4,210,493
*   Heritage-Crystal Clean, Inc.                             12,690     238,572
    Herman Miller, Inc.                                     229,128   7,715,885
#*  Hertz Global Holdings, Inc.                             156,750   2,142,773
#   Hexcel Corp.                                            305,271  15,620,717
*   Hill International, Inc.                                 51,954     262,368
    Hillenbrand, Inc.                                       261,472   9,412,992
#   HNI Corp.                                               146,617   5,534,792
    Honeywell International, Inc.                           336,418  45,793,218
    Houston Wire & Cable Co.                                 30,850     177,388
*   Hub Group, Inc. Class A                                 101,389   3,452,295
    Hubbell, Inc.                                           110,245  13,096,004
    Hudson Global, Inc.                                      43,679      58,530
#*  Hudson Technologies, Inc.                                22,336     180,698
    Huntington Ingalls Industries, Inc.                     102,523  21,131,016
    Hurco Cos., Inc.                                         13,995     461,135
*   Huron Consulting Group, Inc.                             56,712   2,013,276
#   Hyster-Yale Materials Handling, Inc.                     31,307   2,218,414
*   ICF International, Inc.                                  44,578   2,017,155
#   IDEX Corp.                                              101,899  11,875,309
#*  IES Holdings, Inc.                                       26,151     444,567
    Illinois Tool Works, Inc.                               102,413  14,410,533
    Ingersoll-Rand P.L.C.                                   270,447  23,766,882
*   InnerWorkings, Inc.                                     237,765   2,803,249
*   Innovative Solutions & Support, Inc.                     19,910      79,839
    Insperity, Inc.                                          65,250   4,926,375
#   Insteel Industries, Inc.                                 72,830   1,916,886
#   Interface, Inc.                                         194,886   3,693,090
*   Intersections, Inc.                                      30,961     135,919
#   ITT, Inc.                                               248,892  10,204,572
    Jacobs Engineering Group, Inc.                          170,138   8,969,675
    JB Hunt Transport Services, Inc.                         61,308   5,561,249
*   JetBlue Airways Corp.                                   880,966  19,319,584
#   John Bean Technologies Corp.                             73,932   6,831,317
    Johnson Controls International P.L.C.                   323,847  12,613,841
    Kadant, Inc.                                             21,089   1,645,996
#   Kaman Corp.                                              85,699   4,380,933
    Kansas City Southern                                    127,913  13,199,342
    KAR Auction Services, Inc.                              424,705  17,854,598

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   KBR, Inc.                                               335,133 $ 5,000,184
    Kelly Services, Inc. Class A                             86,579   1,928,114
    Kelly Services, Inc. Class B                              1,275      28,790
    Kennametal, Inc.                                        243,296   8,977,622
*   Key Technology, Inc.                                      7,462     106,707
    Kforce, Inc.                                            103,099   1,927,951
    Kimball International, Inc. Class B                     134,515   2,242,365
#*  Kirby Corp.                                             158,061   9,625,915
#*  KLX, Inc.                                               115,458   5,994,579
#   Knight Transportation, Inc.                             297,635  10,610,688
    Knoll, Inc.                                             174,933   3,386,703
    Korn/Ferry International                                176,480   5,903,256
#*  Kratos Defense & Security Solutions, Inc.               169,115   1,861,111
    L3 Technologies, Inc.                                    88,894  15,553,783
    Landstar System, Inc.                                    83,378   6,932,881
*   Lawson Products, Inc.                                    12,431     286,535
*   Layne Christensen Co.                                    38,468     407,376
    LB Foster Co. Class A                                    18,418     324,157
#   Lennox International, Inc.                               45,367   7,757,757
#   Lincoln Electric Holdings, Inc.                         142,602  12,443,451
    Lindsay Corp.                                            20,998   1,924,887
    Lockheed Martin Corp.                                    82,994  24,245,037
    LS Starrett Co. (The) Class A                            10,357      82,856
    LSC Communications, Inc.                                 58,800   1,257,144
#   LSI Industries, Inc.                                     63,529     531,738
*   Lydall, Inc.                                             45,403   2,247,449
#   Macquarie Infrastructure Corp.                           94,385   7,155,327
*   Manitex International, Inc.                               2,123      15,010
#*  Manitowoc Co., Inc. (The)                               432,788   2,471,219
    ManpowerGroup, Inc.                                     111,195  11,914,544
    Marten Transport, Ltd.                                  105,553   1,683,570
    Masco Corp.                                             163,229   6,223,922
*   Masonite International Corp.                             75,755   5,882,376
#*  MasTec, Inc.                                            272,963  12,610,891
*   Mastech Digital, Inc.                                     3,567      33,672
    Matson, Inc.                                            163,230   4,603,086
    Matthews International Corp. Class A                     81,846   5,365,005
    McGrath RentCorp                                         64,840   2,303,765
#*  Mercury Systems, Inc.                                    89,720   3,939,605
#*  Meritor, Inc.                                           223,621   3,864,171
#*  Middleby Corp. (The)                                     52,721   6,889,580
#*  Milacron Holdings Corp.                                  38,771     697,103
    Miller Industries, Inc.                                  16,917     441,534
#*  Mistras Group, Inc.                                      53,369   1,075,385
    Mobile Mini, Inc.                                       129,956   4,002,645
*   Moog, Inc. Class A                                       91,538   6,803,104
*   Moog, Inc. Class B                                        6,265     471,880
*   MRC Global, Inc.                                        358,436   5,856,844
    MSA Safety, Inc.                                        106,891   8,568,383
    MSC Industrial Direct Co., Inc. Class A                 151,674  10,800,706
    Mueller Industries, Inc.                                172,490   5,433,435
    Mueller Water Products, Inc. Class A                    742,259   8,610,204
#   Multi-Color Corp.                                        51,855   4,174,327

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   MYR Group, Inc.                                          63,726 $ 2,027,124
    National Presto Industries, Inc.                         10,454   1,182,347
*   Navigant Consulting, Inc.                               125,523   2,125,104
#*  Navistar International Corp.                             81,897   2,519,971
#*  NCI Building Systems, Inc.                              251,277   4,522,986
    Nielsen Holdings P.L.C.                                 435,544  18,732,747
*   NL Industries, Inc.                                      94,982     740,860
    NN, Inc.                                                 79,336   2,197,607
#   Nordson Corp.                                            89,799  11,404,473
    Norfolk Southern Corp.                                  273,828  30,827,556
    Northrop Grumman Corp.                                   73,523  19,346,107
*   Northwest Pipe Co.                                       15,204     229,732
#*  NOW, Inc.                                               223,571   3,561,486
#*  NV5 Global, Inc.                                          6,648     276,224
    Old Dominion Freight Line, Inc.                         228,131  21,880,044
#   Omega Flex, Inc.                                          8,973     538,739
*   On Assignment, Inc.                                     147,764   7,277,377
#   Orbital ATK, Inc.                                       153,225  15,656,530
#*  Orion Energy Systems, Inc.                               30,093      34,908
*   Orion Group Holdings, Inc.                               34,844     244,605
    Oshkosh Corp.                                           231,655  15,951,763
    Owens Corning                                           261,607  17,540,749
    PACCAR, Inc.                                            409,972  28,062,583
*   PAM Transportation Services, Inc.                         4,682      82,075
    Park-Ohio Holdings Corp.                                 28,653   1,138,957
    Parker-Hannifin Corp.                                   141,700  23,519,366
*   Patrick Industries, Inc.                                 74,467   5,666,939
*   Patriot Transportation Holding, Inc.                      3,487      69,757
*   Pendrell Corp.                                            6,753      47,136
    Pentair P.L.C.                                          200,418  12,640,363
*   Performant Financial Corp.                              119,747     239,494
*   Perma-Pipe International Holdings, Inc.                   6,501      51,358
#*  PGT Innovations, Inc.                                   207,178   2,693,314
#   Pitney Bowes, Inc.                                      215,804   3,396,755
#*  Plug Power, Inc.                                          2,629       5,942
*   Ply Gem Holdings, Inc.                                   88,047   1,540,823
    Powell Industries, Inc.                                  21,001     668,882
#*  Power Solutions International, Inc.                       2,080      20,800
    Preformed Line Products Co.                               8,209     399,942
    Primoris Services Corp.                                 132,613   3,304,716
#*  Proto Labs, Inc.                                         42,728   3,157,599
#   Quad/Graphics, Inc.                                      71,240   1,600,050
    Quanex Building Products Corp.                          101,905   2,190,958
*   Quanta Services, Inc.                                   433,210  14,612,173
#*  Radiant Logistics, Inc.                                  38,901     168,441
    Raven Industries, Inc.                                   97,890   3,367,416
    Raytheon Co.                                            138,371  23,767,987
#*  RBC Bearings, Inc.                                       58,745   6,070,708
*   RCM Technologies, Inc.                                   15,191      80,816
    Regal Beloit Corp.                                      109,421   9,120,240
    Republic Services, Inc.                                 394,658  25,344,937
    Resources Connection, Inc.                               99,846   1,332,944
#*  Rexnord Corp.                                           346,718   8,029,989

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.                  75,595 $   527,653
    Robert Half International, Inc.                         135,374   6,125,673
    Rockwell Automation, Inc.                                70,845  11,691,550
    Rockwell Collins, Inc.                                  213,567  22,751,293
#   Rollins, Inc.                                           154,277   6,697,165
#   Roper Technologies, Inc.                                 75,818  17,624,652
*   RPX Corp.                                               130,471   1,783,539
#   RR Donnelley & Sons Co.                                  97,269   1,202,245
*   Rush Enterprises, Inc. Class A                           75,677   3,263,949
*   Rush Enterprises, Inc. Class B                           12,937     526,277
    Ryder System, Inc.                                      219,896  15,999,633
*   Saia, Inc.                                               88,327   4,800,572
#*  Sensata Technologies Holding NV                         337,890  15,245,597
    Servotronics, Inc.                                        1,473      13,977
*   SIFCO Industries, Inc.                                    7,118      47,691
#   Simpson Manufacturing Co., Inc.                         109,819   4,863,884
    SkyWest, Inc.                                           128,660   4,696,090
#   Snap-on, Inc.                                            70,661  10,895,926
    Southwest Airlines Co.                                  730,646  40,558,159
*   SP Plus Corp.                                            26,773     875,477
*   Sparton Corp.                                            11,200     258,272
#   Spartan Motors, Inc.                                     49,297     436,278
    Spirit Aerosystems Holdings, Inc. Class A               237,393  14,345,659
*   Spirit Airlines, Inc.                                   245,559   9,539,967
*   SPX Corp.                                                94,392   2,597,668
*   SPX FLOW, Inc.                                          106,592   3,779,752
    Standex International Corp.                              36,426   3,495,075
    Stanley Black & Decker, Inc.                            175,224  24,652,265
#   Steelcase, Inc. Class A                                 256,095   3,495,697
#*  Stericycle, Inc.                                        118,761   9,154,098
*   Sterling Construction Co., Inc.                          25,223     322,350
#   Sun Hydraulics Corp.                                     57,726   2,387,547
    Supreme Industries, Inc. Class A                         42,344     636,854
#*  Swift Transportation Co.                                340,181   8,674,615
#*  Team, Inc.                                               71,053   1,019,611
*   Teledyne Technologies, Inc.                              94,199  12,843,092
    Tennant Co.                                              50,733   3,832,878
    Terex Corp.                                             225,828   8,890,848
    Tetra Tech, Inc.                                        149,854   7,110,572
    Textainer Group Holdings, Ltd.                           82,635   1,338,687
    Textron, Inc.                                           334,178  16,418,165
#*  Thermon Group Holdings, Inc.                             50,102     895,323
    Timken Co. (The)                                        197,727   8,996,578
    Titan International, Inc.                               121,567   1,549,979
*   Titan Machinery, Inc.                                    34,720     619,752
    Toro Co. (The)                                          125,869   8,948,027
#   TransDigm Group, Inc.                                    20,390   5,752,835
*   TransUnion                                               93,264   4,274,289
#*  Trex Co., Inc.                                           80,814   6,078,021
*   TriMas Corp.                                             87,007   2,118,620
*   TriNet Group, Inc.                                      153,479   5,371,765
    Trinity Industries, Inc.                                486,320  13,330,031
    Triton International, Ltd.                              110,546   3,986,289
#   Triumph Group, Inc.                                     170,939   4,376,038

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
*   TrueBlue, Inc.                                        96,216 $    2,458,319
#*  Tutor Perini Corp.                                   124,839      3,320,717
*   Twin Disc, Inc.                                       22,640        383,069
*   Ultralife Corp.                                       19,679        135,785
    UniFirst Corp.                                        34,479      4,904,638
    Union Pacific Corp.                                  671,012     69,087,396
*   United Continental Holdings, Inc.                    482,312     32,642,876
    United Parcel Service, Inc. Class B                  219,864     24,248,801
#*  United Rentals, Inc.                                 212,328     25,258,539
    United Technologies Corp.                            552,501     65,510,044
*   Univar, Inc.                                         141,490      4,391,850
    Universal Forest Products, Inc.                       60,701      5,089,779
    Universal Logistics Holdings, Inc.                    27,780        404,199
#   US Ecology, Inc.                                      70,828      3,675,973
#*  USA Truck, Inc.                                       21,309        197,321
#*  USG Corp.                                            419,466     11,342,361
    Valmont Industries, Inc.                              57,407      8,766,049
*   Vectrus, Inc.                                         19,305        656,563
#*  Verisk Analytics, Inc.                                91,093      7,948,775
*   Veritiv Corp.                                          7,828        290,810
*   Versar, Inc.                                          15,761         18,440
    Viad Corp.                                            54,989      2,944,661
#*  Vicor Corp.                                           34,427        611,079
*   Virco Manufacturing Corp.                             11,119         60,599
#*  Volt Information Sciences, Inc.                       23,850         87,053
#   VSE Corp.                                             21,136      1,095,902
#   Wabash National Corp.                                237,922      4,539,552
#*  WABCO Holdings, Inc.                                  57,210      7,870,380
#   Wabtec Corp.                                         131,839      9,935,387
    Waste Management, Inc.                               233,510     17,548,276
#   Watsco, Inc.                                          60,750      9,159,277
    Watsco, Inc. Class B                                   5,058        770,106
    Watts Water Technologies, Inc. Class A                62,008      3,993,315
#*  Welbilt, Inc.                                        339,476      6,616,387
#   Werner Enterprises, Inc.                             245,639      7,283,196
#*  Wesco Aircraft Holdings, Inc.                        190,856      2,070,788
*   WESCO International, Inc.                            121,877      6,246,196
    West Corp.                                           149,344      3,490,169
#*  Willdan Group, Inc.                                   17,098        574,664
*   Willis Lease Finance Corp.                             8,926        225,649
#   Woodward, Inc.                                       170,996     11,959,460
#   WW Grainger, Inc.                                     37,510      6,254,417
#*  XPO Logistics, Inc.                                  325,499     19,565,745
#   Xylem, Inc.                                          316,502     17,955,158
#*  YRC Worldwide, Inc.                                   64,079        851,610
                                                                 --------------
Total Industrials                                                 2,987,158,286
                                                                 --------------
Information Technology -- (17.1%)
#*  3D Systems Corp.                                      49,622        833,650
    Accenture P.L.C. Class A                             191,972     24,729,833
#*  ACI Worldwide, Inc.                                  343,540      7,959,822
    Activision Blizzard, Inc.                            392,517     24,249,700
#*  Actua Corp.                                          137,680      1,858,680

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Acxiom Corp.                                           169,167 $  4,562,434
*   ADDvantage Technologies Group, Inc.                      7,817       11,882
*   Adobe Systems, Inc.                                     74,188   10,867,800
    ADTRAN, Inc.                                           108,518    2,544,747
*   Advanced Energy Industries, Inc.                       122,423    8,881,789
#*  Advanced Micro Devices, Inc.                           887,340   12,076,697
*   Agilysys, Inc.                                          65,901      662,964
*   Akamai Technologies, Inc.                              216,204   10,191,857
    Alliance Data Systems Corp.                             39,407    9,514,032
*   Alpha & Omega Semiconductor, Ltd.                       63,975    1,132,357
*   Alphabet, Inc. Class A                                  95,859   90,634,684
*   Alphabet, Inc. Class C                                 100,541   93,553,400
    Amdocs, Ltd.                                           133,008    8,934,147
    American Software, Inc. Class A                         46,319      449,294
*   Amkor Technology, Inc.                                 654,961    6,791,946
    Amphenol Corp. Class A                                 131,379   10,066,259
*   Amtech Systems, Inc.                                    16,226      143,276
    Analog Devices, Inc.                                   213,127   16,839,164
#*  Angie's List, Inc.                                      49,651      594,819
*   Anixter International, Inc.                             77,164    6,076,665
*   ANSYS, Inc.                                             92,126   11,934,923
    Apple, Inc.                                          3,188,839  474,276,024
    Applied Materials, Inc.                                469,595   20,807,754
#*  Applied Optoelectronics, Inc.                           34,900    3,402,401
*   Arista Networks, Inc.                                   56,520    8,437,871
#*  ARRIS International P.L.C.                             428,533   11,981,783
*   Arrow Electronics, Inc.                                191,910   15,600,364
*   Aspen Technology, Inc.                                 122,340    6,957,476
    AstroNova, Inc.                                          9,339      128,878
*   Autobytel, Inc.                                          3,757       41,365
#*  Autodesk, Inc.                                          42,800    4,741,812
    Automatic Data Processing, Inc.                        138,772   16,501,379
*   Aviat Networks, Inc.                                     7,377      138,761
#*  Avid Technology, Inc.                                  107,000      551,050
    Avnet, Inc.                                            215,521    8,271,696
    AVX Corp.                                              234,355    4,187,924
*   Aware, Inc.                                             27,858      128,147
*   Axcelis Technologies, Inc.                              81,625    1,812,075
*   AXT, Inc.                                              109,921      961,809
#   Badger Meter, Inc.                                      82,342    3,725,975
*   Bankrate, Inc.                                         142,501    1,980,764
*   Barracuda Networks, Inc.                               124,215    2,791,111
*   Bazaarvoice, Inc.                                        6,600       31,020
    Bel Fuse, Inc. Class A                                   4,354       94,482
#   Bel Fuse, Inc. Class B                                  15,126      381,931
#   Belden, Inc.                                           114,238    8,218,282
*   Benchmark Electronics, Inc.                            110,326    3,712,470
    Black Box Corp.                                         59,924      473,400
#*  Black Knight Financial Services, Inc. Class A           20,872      887,060
#   Blackbaud, Inc.                                         75,206    6,944,522
#*  Blackhawk Network Holdings, Inc.                       140,903    6,150,416
*   Blucora, Inc.                                           75,507    1,691,357
    Booz Allen Hamilton Holding Corp.                      224,150    7,688,345

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Bottomline Technologies de, Inc.                        63,828 $  1,817,821
    Broadcom, Ltd.                                         160,505   39,590,163
#   Broadridge Financial Solutions, Inc.                   123,450    9,364,917
#*  BroadSoft, Inc.                                          2,789      122,855
#*  BroadVision, Inc.                                        6,453       26,780
#   Brocade Communications Systems, Inc.                 1,098,905   13,879,170
    Brooks Automation, Inc.                                202,939    4,984,182
*   BSQUARE Corp.                                           30,337      172,921
    CA, Inc.                                               526,929   16,355,876
    Cabot Microelectronics Corp.                            59,871    4,439,435
*   CACI International, Inc. Class A                        71,431    8,936,018
*   Cadence Design Systems, Inc.                           246,642    9,101,090
#*  CalAmp Corp.                                            89,586    1,711,093
*   Calix, Inc.                                            197,897    1,355,594
#*  Carbonite, Inc.                                         47,240    1,114,864
#*  Cardtronics P.L.C. Class A                             201,109    6,294,712
#*  Cars.com, Inc.                                         242,014    5,880,940
#   Cass Information Systems, Inc.                          20,908    1,379,092
#*  Cavium, Inc.                                            26,709    1,654,355
    CDK Global, Inc.                                        66,063    4,345,624
    CDW Corp.                                              201,974   12,811,211
#*  Ceva, Inc.                                              46,932    2,170,605
#*  Ciena Corp.                                            369,632    9,518,024
#*  Cimpress NV                                             48,517    4,281,140
#*  Cirrus Logic, Inc.                                     202,973   12,470,661
    Cisco Systems, Inc.                                  4,353,001  136,901,881
*   Citrix Systems, Inc.                                    82,601    6,523,827
*   Clearfield, Inc.                                        20,285      233,278
#   Cognex Corp.                                           112,909   10,733,130
    Cognizant Technology Solutions Corp. Class A           465,745   32,285,443
*   Coherent, Inc.                                          60,288   15,976,320
    Cohu, Inc.                                              63,332    1,153,909
*   CommerceHub, Inc. Series A                              23,879      435,553
*   CommerceHub, Inc. Series C                              47,758      858,689
*   CommScope Holding Co., Inc.                            258,463    9,506,269
    Communications Systems, Inc.                            17,110       73,573
    Computer Task Group, Inc.                               30,804      170,038
#   Comtech Telecommunications Corp.                        43,970      791,460
    Concurrent Computer Corp.                               14,271       96,187
#*  Conduent, Inc.                                         347,705    5,740,610
#*  Control4 Corp.                                          15,814      361,350
#   Convergys Corp.                                        231,527    5,549,702
*   CoreLogic, Inc.                                        262,209   11,943,620
    Corning, Inc.                                          643,955   18,764,849
#*  CoStar Group, Inc.                                      16,790    4,626,484
#*  Cray, Inc.                                              87,832    1,809,339
#*  Cree, Inc.                                             218,653    5,665,299
    CSG Systems International, Inc.                        115,290    4,767,241
    CSP, Inc.                                                2,797       28,697
    CSRA, Inc.                                             246,567    8,040,550
    CTS Corp.                                               80,896    1,779,712
#*  CyberOptics Corp.                                       14,531      239,762
#   Cypress Semiconductor Corp.                            899,134   12,767,703

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#   Daktronics, Inc.                                       105,558 $  1,032,357
*   Dell Technologies, Inc. Class V                        145,679    9,362,789
*   Determine, Inc.                                            538        1,114
*   DHI Group, Inc.                                        201,490      443,278
#   Diebold Nixdorf, Inc.                                  189,162    4,426,391
*   Digi International, Inc.                                62,231      650,314
*   Diodes, Inc.                                           107,926    2,863,277
#   Dolby Laboratories, Inc. Class A                       132,458    6,854,701
*   DSP Group, Inc.                                         44,128      556,013
    DST Systems, Inc.                                      198,586   10,902,371
    DXC Technology Co.                                     397,367   31,145,625
*   eBay, Inc.                                             959,224   34,273,074
#   Ebix, Inc.                                              58,742    3,392,350
*   EchoStar Corp. Class A                                 109,766    6,666,089
*   Edgewater Technology, Inc.                              10,488       74,360
*   Electro Scientific Industries, Inc.                     54,702      473,172
*   Electronic Arts, Inc.                                  118,019   13,777,538
#*  Electronics for Imaging, Inc.                           95,845    4,656,150
#*  Ellie Mae, Inc.                                         21,253    1,853,687
#*  eMagin Corp.                                            12,094       31,444
#   Emcore Corp.                                            55,153      639,775
#*  EnerNOC, Inc.                                           73,715      563,920
*   Entegris, Inc.                                         379,880    9,914,868
#*  Envestnet, Inc.                                         26,663    1,041,190
*   EPAM Systems, Inc.                                      70,222    6,034,176
*   ePlus, Inc.                                             36,470    2,950,423
#*  Euronet Worldwide, Inc.                                120,803   11,670,778
*   Everi Holdings, Inc.                                   199,808    1,490,568
*   ExlService Holdings, Inc.                               73,338    4,220,602
*   Extreme Networks, Inc.                                 155,567    1,367,434
*   F5 Networks, Inc.                                       32,518    3,926,548
#*  Fabrinet                                               101,767    4,580,533
*   Facebook, Inc. Class A                                 606,705  102,684,821
#   Fair Isaac Corp.                                        75,354   10,741,713
#*  FARO Technologies, Inc.                                 32,634    1,289,043
    Fidelity National Information Services, Inc.           299,618   27,331,154
#*  Finisar Corp.                                          293,910    8,000,230
#*  FireEye, Inc.                                           42,598      623,209
#*  First Data Corp. Class A                                71,225    1,329,058
#*  First Solar, Inc.                                      270,028   13,315,081
*   Fiserv, Inc.                                           140,552   18,060,932
#*  Fitbit, Inc. Class A                                   115,314      595,020
#*  FleetCor Technologies, Inc.                             96,467   14,668,772
*   Flex, Ltd.                                           1,231,494   19,691,589
    FLIR Systems, Inc.                                     332,480   12,408,154
*   FormFactor, Inc.                                       190,805    2,499,545
    Forrester Research, Inc.                                36,724    1,498,339
*   Fortinet, Inc.                                          46,714    1,724,214
*   Frequency Electronics, Inc.                             10,710       92,106
*   Gartner, Inc.                                           54,749    7,025,392
#   Genpact, Ltd.                                          462,207   13,404,003
    Global Payments, Inc.                                  249,092   23,506,812
    GlobalSCAPE, Inc.                                       11,741       59,879

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Globant SA                                              12,912 $    593,565
#*  Glu Mobile, Inc.                                        88,788      242,391
*   GoDaddy, Inc. Class A                                   30,833    1,325,202
#*  GrubHub, Inc.                                          104,596    4,825,013
*   GSE Systems, Inc.                                       19,854       55,591
*   GSI Technology, Inc.                                    23,969      174,015
#*  GTT Communications, Inc.                               164,251    5,017,868
#*  Guidewire Software, Inc.                                35,743    2,579,215
    Hackett Group, Inc. (The)                              115,511    1,896,691
#*  Harmonic, Inc.                                         323,382    1,325,866
    Harris Corp.                                           216,980   24,837,701
    Hewlett Packard Enterprise Co.                       1,874,126   32,815,946
    HP, Inc.                                             1,009,636   19,284,048
*   IAC/InterActiveCorp                                    156,945   16,421,155
*   ID Systems, Inc.                                        15,829      108,112
*   Identiv, Inc.                                            2,529       12,923
*   IEC Electronics Corp.                                    9,658       37,956
*   II-VI, Inc.                                            157,604    6,004,712
#*  Immersion Corp.                                         28,268      241,409
#*  Infinera Corp.                                         300,775    3,528,091
*   Innodata, Inc.                                          31,335       53,270
#*  Inphi Corp.                                              1,436       55,142
#*  Inseego Corp.                                           48,740       57,513
*   Insight Enterprises, Inc.                               94,544    3,830,923
#*  Integrated Device Technology, Inc.                     278,180    7,271,625
    Intel Corp.                                          5,141,165  182,357,123
*   Intelligent Systems Corp.                                  629        2,296
#   InterDigital, Inc.                                     134,508    9,798,908
#*  Internap Corp.                                         178,053      676,601
    International Business Machines Corp.                  385,421   55,758,856
*   inTEST Corp.                                             3,806       33,112
*   Intevac, Inc.                                           31,727      360,101
*   IntriCon Corp.                                           8,894       66,705
    Intuit, Inc.                                            54,398    7,463,950
*   Inuvo, Inc.                                             13,129       14,150
#*  IPG Photonics Corp.                                    114,829   17,527,499
*   Iteris, Inc.                                            12,775       80,355
*   Itron, Inc.                                            117,374    8,568,302
    IXYS Corp.                                              87,018    1,514,113
#   j2 Global, Inc.                                        170,368   14,418,244
    Jabil, Inc.                                            672,906   20,523,633
#   Jack Henry & Associates, Inc.                          101,186   10,859,282
    Juniper Networks, Inc.                                 371,754   10,390,524
*   Kemet Corp.                                            110,083    1,854,899
*   Key Tronic Corp.                                        14,320      104,106
*   Keysight Technologies, Inc.                            353,847   14,716,497
*   Kimball Electronics, Inc.                               38,844      755,516
    KLA-Tencor Corp.                                       130,177   12,058,296
#*  Knowles Corp.                                          193,800    2,936,070
#*  Kopin Corp.                                            102,311      388,782
*   Kulicke & Soffa Industries, Inc.                       220,368    4,746,727
#*  KVH Industries, Inc.                                    26,931      293,548
#   Lam Research Corp.                                     152,996   24,396,742

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Lattice Semiconductor Corp.                            305,112 $  2,123,580
*   Leaf Group, Ltd.                                        64,844      489,572
    Leidos Holdings, Inc.                                  192,635   10,294,414
*   LGL Group, Inc. (The)                                    2,633       12,033
*   Limelight Networks, Inc.                               203,865      697,218
*   Liquidity Services, Inc.                                12,281       83,511
    Littelfuse, Inc.                                        42,726    7,698,371
#   LogMeIn, Inc.                                           91,085   10,606,848
#*  Lumentum Holdings, Inc.                                 80,222    5,021,897
*   Luxoft Holding, Inc.                                    38,549    2,426,660
#*  MACOM Technology Solutions Holdings, Inc.               90,844    5,500,604
#*  MagnaChip Semiconductor Corp.                           69,402      756,482
#*  Manhattan Associates, Inc.                             151,364    6,690,289
    ManTech International Corp. Class A                     69,461    2,758,991
*   Marchex, Inc. Class B                                   38,409      111,386
    Marvell Technology Group, Ltd.                         729,569   11,352,094
    Mastercard, Inc. Class A                               294,958   37,695,632
#*  Match Group, Inc.                                       38,689      706,074
    Maxim Integrated Products, Inc.                        118,159    5,369,145
    MAXIMUS, Inc.                                          157,129    9,484,306
#*  MaxLinear, Inc.                                        123,074    3,224,539
*   Maxwell Technologies, Inc.                              55,751      326,143
#*  Meet Group, Inc.(The)                                   39,711      199,349
#   Mesa Laboratories, Inc.                                  6,673      964,449
    Methode Electronics, Inc.                              115,993    4,610,722
#   Microchip Technology, Inc.                             264,138   21,141,606
*   Micron Technology, Inc.                              1,627,340   45,760,801
*   Microsemi Corp.                                        308,393   16,061,107
    Microsoft Corp.                                      3,468,899  252,188,957
*   MicroStrategy, Inc. Class A                             25,910    3,485,154
    MKS Instruments, Inc.                                  139,302   11,652,612
#*  ModusLink Global Solutions, Inc.                       102,090      171,511
#*  MoneyGram International, Inc.                           59,535      971,611
#   Monolithic Power Systems, Inc.                          45,065    4,611,051
    Monotype Imaging Holdings, Inc.                         74,848    1,410,885
    Motorola Solutions, Inc.                                51,737    4,691,511
#   MTS Systems Corp.                                       39,674    2,090,820
*   Nanometrics, Inc.                                       58,703    1,564,435
*   Napco Security Technologies, Inc.                       17,222      157,581
#   National Instruments Corp.                             213,591    8,787,134
#*  NCI, Inc. Class A                                       11,541      230,243
#*  NCR Corp.                                              315,734   11,950,532
#*  NeoPhotonics Corp.                                     109,107      880,493
    NetApp, Inc.                                           332,721   14,446,746
#*  NETGEAR, Inc.                                           87,548    4,193,549
#*  Netscout Systems, Inc.                                 103,794    3,580,893
#*  NeuStar, Inc. Class A                                   56,098    1,873,673
#   NIC, Inc.                                              121,706    1,977,722
#*  Novanta, Inc.                                           70,599    2,605,103
*   Nuance Communications, Inc.                            620,574   10,735,930
#*  Numerex Corp. Class A                                   18,298       86,641
    NVE Corp.                                                2,311      182,292
    NVIDIA Corp.                                           458,835   74,565,276

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Oclaro, Inc.                                            293,898 $ 2,874,322
*   ON Semiconductor Corp.                                1,160,895  17,355,380
#*  Onvia, Inc.                                               1,484       6,678
*   Optical Cable Corp.                                       8,150      18,338
    Oracle Corp.                                          1,434,299  71,614,549
#*  OSI Systems, Inc.                                        47,805   3,822,966
#*  Palo Alto Networks, Inc.                                 16,166   2,130,355
*   PAR Technology Corp.                                     17,200     154,112
#   Park Electrochemical Corp.                               30,476     572,644
    Paychex, Inc.                                           171,384   9,914,564
#*  Paycom Software, Inc.                                    87,090   6,104,138
*   PayPal Holdings, Inc.                                   456,117  26,705,650
    PC Connection, Inc.                                      49,864   1,286,491
    PC-Tel, Inc.                                             30,780     218,846
*   PCM, Inc.                                                16,586     205,252
#*  PDF Solutions, Inc.                                      64,089   1,028,628
#   Pegasystems, Inc.                                       134,151   8,109,428
*   Perceptron, Inc.                                         10,412      75,591
*   Perficient, Inc.                                         74,009   1,391,369
*   PFSweb, Inc.                                             51,031     399,062
*   Photronics, Inc.                                        137,269   1,379,553
    Plantronics, Inc.                                        95,565   4,317,627
*   Plexus Corp.                                             89,632   4,805,172
    Power Integrations, Inc.                                 66,624   4,706,986
*   PRGX Global, Inc.                                        39,286     245,538
    Progress Software Corp.                                 153,581   4,916,128
#*  PTC, Inc.                                               108,309   5,977,574
    QAD, Inc. Class A                                        21,895     686,408
    QAD, Inc. Class B                                         5,440     141,114
#*  Qorvo, Inc.                                             204,356  14,010,647
    QUALCOMM, Inc.                                        1,260,628  67,052,803
#*  Qualstar Corp.                                            1,349       9,929
*   Qualys, Inc.                                             42,631   1,711,635
*   QuinStreet, Inc.                                         24,924      96,954
*   Qumu Corp.                                               13,779      35,688
#*  Radisys Corp.                                            40,860      99,698
#*  Rambus, Inc.                                            252,843   3,259,146
*   RealNetworks, Inc.                                      173,849     756,243
#*  RealPage, Inc.                                           43,819   1,697,986
*   Red Hat, Inc.                                            62,946   6,223,471
    Reis, Inc.                                               16,269     348,157
    Relm Wireless Corp.                                       4,040      14,342
#   RF Industries, Ltd.                                      10,694      19,784
    Richardson Electronics, Ltd.                             20,031     117,382
*   Rogers Corp.                                             44,775   5,282,107
#*  Rosetta Stone, Inc.                                      37,189     385,278
*   Rubicon Project, Inc. (The)                              28,729     135,026
*   Rudolph Technologies, Inc.                              107,197   2,653,126
#   Sabre Corp.                                             102,464   2,267,528
*   salesforce.com, Inc.                                     49,900   4,530,920
*   Sanmina Corp.                                           219,861   7,882,017
*   ScanSource, Inc.                                         67,705   2,681,118
    Science Applications International Corp.                129,869   9,144,076

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  Seachange International, Inc.                           115,166 $   327,071
#   Seagate Technology P.L.C.                               172,874   5,697,927
*   Semtech Corp.                                           156,860   6,211,656
#*  ServiceNow, Inc.                                         25,753   2,844,419
*   ServiceSource International, Inc.                         7,645      29,051
*   Sevcon, Inc.                                              1,585      34,632
*   ShoreTel, Inc.                                          136,342   1,015,748
#*  Shutterstock, Inc.                                       28,150   1,186,241
*   Sigma Designs, Inc.                                      83,428     542,282
*   Silicon Laboratories, Inc.                               85,417   6,414,817
#*  Silver Spring Networks, Inc.                             39,689     448,883
#   Skyworks Solutions, Inc.                                296,471  31,090,914
*   SMTC Corp.                                                1,900       2,318
#*  Sonic Foundry, Inc.                                         619       2,247
*   Sonus Networks, Inc.                                    175,637   1,199,601
#*  Splunk, Inc.                                             25,342   1,520,773
#   SS&C Technologies Holdings, Inc.                        240,355   9,316,160
#*  Stamps.com, Inc.                                         34,158   5,058,800
*   StarTek, Inc.                                            16,081     197,796
*   Stratasys, Ltd.                                         166,879   4,003,427
#*  SunPower Corp.                                          280,359   3,123,199
*   Super Micro Computer, Inc.                              123,526   3,316,673
*   Sykes Enterprises, Inc.                                 118,631   4,033,454
    Symantec Corp.                                          665,606  20,627,130
#*  Synaptics, Inc.                                          97,012   5,103,801
#*  Synchronoss Technologies, Inc.                          111,851   1,888,045
    SYNNEX Corp.                                            129,055  15,347,221
*   Synopsys, Inc.                                          139,087  10,649,892
#   Syntel, Inc.                                            148,245   2,889,295
#   Systemax, Inc.                                           51,897     940,374
#*  Tableau Software, Inc. Class A                           31,901   2,056,019
#*  Take-Two Interactive Software, Inc.                     136,087  10,816,195
    TE Connectivity, Ltd.                                   319,720  25,702,291
#*  Tech Data Corp.                                         121,046  12,395,110
*   TechTarget, Inc.                                          5,601      53,714
*   Telenav, Inc.                                            92,674     695,055
    TeleTech Holdings, Inc.                                 134,644   5,628,119
#*  Teradata Corp.                                          443,120  14,100,078
    Teradyne, Inc.                                          494,321  17,098,563
    Tessco Technologies, Inc.                                14,125     188,569
    Texas Instruments, Inc.                                 429,509  34,953,442
    TiVo Corp.                                              372,183   7,294,787
    Total System Services, Inc.                             253,191  16,067,501
    TransAct Technologies, Inc.                              12,325     109,076
    Travelport Worldwide, Ltd.                              226,752   3,242,554
*   Travelzoo                                                 8,293      87,077
#*  Trimble, Inc.                                           291,253  10,901,600
*   Trio-Tech International                                   3,963      18,586
#*  TrueCar, Inc.                                             3,889      73,619
    TSR, Inc.                                                   751       3,192
#*  TTM Technologies, Inc.                                  329,007   5,718,142
#*  Twitter, Inc.                                           524,182   8,434,088
#*  Tyler Technologies, Inc.                                 31,673   5,441,738

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  Ubiquiti Networks, Inc.                              101,240 $    5,517,580
#*  Ultimate Software Group, Inc. (The)                   21,848      4,931,312
*   Ultra Clean Holdings, Inc.                            36,682        860,193
#*  Unisys Corp.                                          75,416        965,325
#   Universal Display Corp.                               43,820      5,284,692
*   Universal Security Instruments, Inc.                   1,873          4,495
#*  USA Technologies, Inc.                                16,331         90,637
*   Vantiv, Inc. Class A                                 171,407     10,892,915
#*  VASCO Data Security International, Inc.               24,099        325,336
*   Veeco Instruments, Inc.                              154,695      4,764,606
#*  VeriFone Systems, Inc.                               277,816      5,420,190
*   Verint Systems, Inc.                                 118,261      4,689,049
#*  VeriSign, Inc.                                        43,176      4,368,116
    Versum Materials, Inc.                                70,306      2,478,990
#*  ViaSat, Inc.                                         122,981      8,127,814
#*  Viavi Solutions, Inc.                                455,107      4,992,524
#*  Virtusa Corp.                                         62,517      2,072,439
#   Visa, Inc. Class A                                   643,473     64,064,172
#   Vishay Intertechnology, Inc.                         337,565      6,025,535
*   Vishay Precision Group, Inc.                          24,604        430,570
#*  VMware, Inc. Class A                                   9,053        839,304
    Wayside Technology Group, Inc.                         5,310         91,332
#*  Web.com Group, Inc.                                  209,684      4,602,564
#*  WebMD Health Corp.                                   120,911      8,010,354
    Western Digital Corp.                                336,589     28,650,456
#   Western Union Co. (The)                              263,474      5,203,611
#*  WEX, Inc.                                             95,698     10,400,459
*   Wireless Telecom Group, Inc.                           9,995         14,793
#*  Workday, Inc. Class A                                 19,500      1,991,145
*   Xcerra Corp.                                          93,311        906,050
    Xerox Corp.                                          401,026     12,299,467
#   Xilinx, Inc.                                         280,413     17,738,926
*   XO Group, Inc.                                        57,631      1,053,495
#   Xperi Corp.                                          174,831      5,113,807
*   Yelp, Inc.                                             4,779        155,461
#*  Zebra Technologies Corp. Class A                     124,452     12,659,257
*   Zedge, Inc. Class B                                   24,094         49,875
*   Zillow Group, Inc. Class A                           105,432      4,789,776
#*  Zillow Group, Inc. Class C                            76,735      3,465,353
#*  Zix Corp.                                            119,194        635,304
*   Zynga, Inc. Class A                                1,962,677      7,085,264
                                                                 --------------
Total Information Technology                                      3,990,092,205
                                                                 --------------
Materials -- (4.4%)
#   A Schulman, Inc.                                      85,008      2,235,710
#*  AdvanSix, Inc.                                        52,552      1,759,441
    Air Products & Chemicals, Inc.                       110,373     15,689,522
#*  AK Steel Holding Corp.                               607,350      3,437,601
#   Albemarle Corp.                                      159,158     18,430,496
    Alcoa Corp.                                          175,184      6,376,698
#   Allegheny Technologies, Inc.                         205,814      3,898,117
*   American Biltrite, Inc.                                   36         11,950
    American Vanguard Corp.                               71,477      1,265,143

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
#   Ampco-Pittsburgh Corp.                                   14,266 $   206,144
#   AptarGroup, Inc.                                        197,470  15,981,247
    Ashland Global Holdings, Inc.                            96,943   6,298,387
    Avery Dennison Corp.                                    130,392  12,117,329
#*  Axalta Coating Systems, Ltd.                            172,990   5,449,185
#   Balchem Corp.                                            88,104   6,836,870
#   Ball Corp.                                              430,194  18,025,129
    Bemis Co., Inc.                                         322,659  13,671,062
*   Berry Global Group, Inc.                                166,701   9,348,592
*   Boise Cascade Co.                                       115,971   3,519,720
    Cabot Corp.                                             155,401   8,442,936
    Calgon Carbon Corp.                                     129,372   2,069,952
    Carpenter Technology Corp.                              134,731   5,447,174
    Celanese Corp. Series A                                 258,354  24,845,904
#*  Century Aluminum Co.                                    211,423   3,547,678
#   CF Industries Holdings, Inc.                            391,430  11,488,470
    Chase Corp.                                              27,827   3,006,707
    Chemours Co. (The)                                      124,381   5,921,779
*   Clearwater Paper Corp.                                   49,358   2,425,946
#*  Cliffs Natural Resources, Inc.                          581,062   4,485,799
*   Coeur Mining, Inc.                                      312,876   2,590,613
#   Commercial Metals Co.                                   365,623   6,800,588
#   Compass Minerals International, Inc.                    111,040   7,667,312
*   Contango ORE, Inc.                                        1,821      33,689
*   Core Molding Technologies, Inc.                          18,851     359,489
*   Crown Holdings, Inc.                                     80,898   4,811,004
#   Deltic Timber Corp.                                      16,393   1,182,427
    Domtar Corp.                                            185,014   7,226,647
    Dow Chemical Co. (The)                                  878,752  56,451,028
    Eagle Materials, Inc.                                   144,383  13,586,440
    Eastman Chemical Co.                                    222,894  18,535,865
    Ecolab, Inc.                                            103,663  13,649,307
    EI du Pont de Nemours & Co.                             257,634  21,180,091
*   Ferro Corp.                                             313,753   6,036,608
    Ferroglobe P.L.C.                                       283,721   3,625,954
#*  Flotek Industries, Inc.                                  98,253     827,290
#   FMC Corp.                                               125,871   9,614,027
*   Freeport-McMoRan, Inc.                                2,050,751  29,981,980
    Friedman Industries, Inc.                                13,567      73,533
#   FutureFuel Corp.                                         75,804   1,103,706
#*  GCP Applied Technologies, Inc.                          134,968   4,089,530
#   Gold Resource Corp.                                       7,542      31,978
    Graphic Packaging Holding Co.                         1,350,826  17,817,395
    Greif, Inc. Class A                                      95,324   5,346,723
#   Greif, Inc. Class B                                      29,768   1,783,103
*   Handy & Harman, Ltd.                                      2,707      89,602
    Hawkins, Inc.                                            21,301     957,480
#   Haynes International, Inc.                               25,149     786,661
#   HB Fuller Co.                                           148,484   7,649,896
    Hecla Mining Co.                                      1,139,154   6,162,823
    Huntsman Corp.                                          994,380  26,470,396
*   Ingevity Corp.                                           98,161   5,742,419
    Innophos Holdings, Inc.                                  51,845   2,165,566

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Innospec, Inc.                                           64,708 $ 4,037,779
#   International Flavors & Fragrances, Inc.                 35,484   4,725,759
    International Paper Co.                                 395,469  21,742,886
#*  Intrepid Potash, Inc.                                   154,760     468,923
    Kaiser Aluminum Corp.                                    34,717   3,377,617
    KapStone Paper and Packaging Corp.                      363,833   8,317,222
#   KMG Chemicals, Inc.                                      36,762   1,860,892
*   Koppers Holdings, Inc.                                   77,292   2,805,700
*   Kraton Corp.                                             98,328   3,657,802
#   Kronos Worldwide, Inc.                                  221,297   4,718,052
*   Louisiana-Pacific Corp.                                 395,722   9,936,579
#*  LSB Industries, Inc.                                     62,607     443,258
    LyondellBasell Industries NV Class A                    200,783  18,088,540
    Martin Marietta Materials, Inc.                          65,425  14,814,183
    Materion Corp.                                           62,886   2,417,967
#   McEwen Mining, Inc.                                     271,668     709,053
    Mercer International, Inc.                              141,016   1,551,176
    Minerals Technologies, Inc.                              95,592   6,767,914
    Monsanto Co.                                            169,464  19,796,784
#   Mosaic Co. (The)                                        406,256   9,807,020
    Myers Industries, Inc.                                  126,259   2,146,403
#   Neenah Paper, Inc.                                       66,809   5,338,039
#   NewMarket Corp.                                          17,546   8,073,090
    Newmont Mining Corp.                                    683,239  25,395,994
*   Northern Technologies International Corp.                 5,900     107,675
    Nucor Corp.                                             436,494  25,172,609
#   Olin Corp.                                              600,454  17,701,384
    Olympic Steel, Inc.                                      36,819     629,237
*   OMNOVA Solutions, Inc.                                   97,398     915,541
#*  Owens-Illinois, Inc.                                    459,462  10,981,142
#   Packaging Corp. of America                              172,354  18,869,316
    PH Glatfelter Co.                                        91,887   1,880,927
#*  Platform Specialty Products Corp.                       555,939   7,788,705
    PolyOne Corp.                                           268,789   9,832,302
    PPG Industries, Inc.                                     62,098   6,535,814
#   Praxair, Inc.                                            85,543  11,134,277
    Quaker Chemical Corp.                                    38,821   5,507,535
#   Rayonier Advanced Materials, Inc.                        80,189   1,195,618
*   Real Industry, Inc.                                       7,576      22,349
    Reliance Steel & Aluminum Co.                           173,519  12,555,835
*   Resolute Forest Products, Inc.                           20,278      94,293
#   Royal Gold, Inc.                                        137,092  11,880,393
#   RPM International, Inc.                                 152,758   7,923,557
*   Ryerson Holding Corp.                                    14,462     125,096
#   Schnitzer Steel Industries, Inc. Class A                 94,222   2,430,928
    Schweitzer-Mauduit International, Inc.                   73,910   2,839,622
#   Scotts Miracle-Gro Co. (The)                            116,011  11,135,896
#   Sealed Air Corp.                                        185,920   8,089,379
    Sensient Technologies Corp.                             106,873   7,947,076
    Sherwin-Williams Co. (The)                               19,100   6,441,857
#   Silgan Holdings, Inc.                                   310,366   9,404,090
    Sonoco Products Co.                                     337,188  16,346,874
#   Southern Copper Corp.                                    64,349   2,531,490

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Materials -- (Continued)
    Steel Dynamics, Inc.                                 444,738 $   15,748,173
    Stepan Co.                                            63,109      5,185,667
#*  Summit Materials, Inc. Class A                       255,248      7,259,253
*   SunCoke Energy, Inc.                                 173,439      1,552,279
*   Synalloy Corp.                                        11,060        124,978
#*  TimkenSteel Corp.                                    100,112      1,590,780
#*  Trecora Resources                                     13,281        153,396
    Tredegar Corp.                                        45,562        687,986
    Trinseo SA                                           104,937      7,377,071
#   Tronox, Ltd. Class A                                 140,473      2,722,367
    United States Lime & Minerals, Inc.                   10,088        819,347
#   United States Steel Corp.                            356,065      8,363,967
*   Universal Stainless & Alloy Products, Inc.            10,522        199,918
#*  US Concrete, Inc.                                     65,137      5,103,484
    Valhi, Inc.                                           69,098        221,805
    Valvoline, Inc.                                      202,748      4,596,297
    Vulcan Materials Co.                                 156,591     19,279,484
#   Westlake Chemical Corp.                              140,920      9,915,131
    WestRock Co.                                         305,589     17,546,920
#   Worthington Industries, Inc.                         164,345      8,327,361
    WR Grace & Co.                                        86,021      5,932,008
                                                                 --------------
Total Materials                                                   1,022,398,979
                                                                 --------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                            165,728      6,948,975
#*  Altisource Asset Management Corp.                      1,977        181,884
#*  Altisource Portfolio Solutions SA                     27,707        722,876
*   Capital Properties, Inc. Class A                       1,400         19,446
*   CBRE Group, Inc. Class A                             423,024     16,070,682
#   CKX Lands, Inc.                                        2,161         24,743
#   Colony NorthStar, Inc. Class A                       269,229      3,941,513
    Consolidated-Tomoka Land Co.                          12,263        679,861
*   Forestar Group, Inc.                                 117,472      2,014,645
*   FRP Holdings, Inc.                                    11,905        549,416
    Griffin Industrial Realty, Inc.                        6,027        194,009
#   HFF, Inc. Class A                                    142,089      5,217,508
#*  Howard Hughes Corp. (The)                             87,682     11,031,272
#*  InterGroup Corp. (The)                                   677         17,534
    Jones Lang LaSalle, Inc.                              98,734     12,560,939
    Kennedy-Wilson Holdings, Inc.                        237,760      4,778,976
#*  Marcus & Millichap, Inc.                              65,408      1,674,445
*   Maui Land & Pineapple Co., Inc.                        7,073        122,717
#   RE/MAX Holdings, Inc. Class A                         31,492      1,831,260
#   Realogy Holdings Corp.                               369,236     12,258,635
#   RMR Group, Inc. (The) Class A                          7,123        347,958
#*  St Joe Co. (The)                                      89,963      1,623,832
#   Stratus Properties, Inc.                               6,860        196,539
#*  Tejon Ranch Co.                                       38,669        811,276

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
*   Trinity Place Holdings, Inc.                            10,474 $     72,794
                                                                   ------------
Total Real Estate                                                    83,893,735
                                                                   ------------
Telecommunication Services -- (2.2%)
*   Alaska Communications Systems Group, Inc.                1,200        2,700
    AT&T, Inc.                                           7,787,751  303,722,289
    ATN International, Inc.                                 28,968    1,680,144
*   Boingo Wireless, Inc.                                  124,495    1,846,261
#   CenturyLink, Inc.                                    1,232,849   28,688,396
#*  Cincinnati Bell, Inc.                                  104,955    1,957,411
#   Cogent Communications Holdings, Inc.                   111,550    4,657,213
#   Consolidated Communications Holdings, Inc.             202,227    3,640,086
#   Frontier Communications Corp.                           88,246    1,351,046
*   General Communication, Inc. Class A                    132,110    5,637,134
*   Hawaiian Telcom Holdco, Inc.                               367       10,731
#   IDT Corp. Class B                                       77,282    1,144,546
#*  Iridium Communications, Inc.                           104,650    1,041,268
*   Level 3 Communications, Inc.                           279,798   16,418,547
*   Lumos Networks Corp.                                    40,019      716,740
*   ORBCOMM, Inc.                                          143,474    1,665,733
#   Shenandoah Telecommunications Co.                      209,340    6,437,205
    Spok Holdings, Inc.                                     42,102      690,473
#*  Sprint Corp.                                         1,026,056    8,187,927
#*  Straight Path Communications, Inc. Class B               5,827    1,045,364
*   T-Mobile US, Inc.                                      336,604   20,755,003
    Telephone & Data Systems, Inc.                         240,788    6,845,603
*   United States Cellular Corp.                            48,863    1,850,930
    Verizon Communications, Inc.                         1,954,061   94,576,552
*   Vonage Holdings Corp.                                  404,340    2,672,687
#   Windstream Holdings, Inc.                              517,375    1,960,851
#*  Zayo Group Holdings, Inc.                              165,541    5,428,089
                                                                   ------------
Total Telecommunication Services                                    524,630,929
                                                                   ------------
Utilities -- (1.7%)
    AES Corp.                                              363,859    4,067,944
#   ALLETE, Inc.                                            78,524    5,753,453
    Alliant Energy Corp.                                    91,536    3,709,954
    Ameren Corp.                                            72,928    4,091,261
    American Electric Power Co., Inc.                       95,064    6,705,815
#   American States Water Co.                               75,136    3,715,475
    American Water Works Co., Inc.                          68,777    5,577,815
#   Aqua America, Inc.                                     192,145    6,413,800
    Artesian Resources Corp. Class A                        10,056      391,078
#   Atlantica Yield PLC                                    181,555    3,923,404
    Atmos Energy Corp.                                      91,066    7,900,886
#   Avangrid, Inc.                                          76,107    3,456,780
#   Avista Corp.                                           114,514    6,024,582
#   Black Hills Corp.                                       68,764    4,790,100
#   California Water Service Group                          98,990    3,850,711
*   Calpine Corp.                                          888,688   12,779,333
    CenterPoint Energy, Inc.                               130,802    3,687,308
    Chesapeake Utilities Corp.                              33,558    2,592,356

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Utilities -- (Continued)
    CMS Energy Corp.                                        104,097 $ 4,813,445
#   Connecticut Water Service, Inc.                          25,847   1,472,762
#   Consolidated Edison, Inc.                                96,542   7,999,470
    Consolidated Water Co., Ltd.                             20,526     264,785
#   Delta Natural Gas Co., Inc.                               5,930     180,450
#   Dominion Energy, Inc.                                   122,456   9,451,154
    DTE Energy Co.                                           56,584   6,057,883
    Duke Energy Corp.                                       147,333  12,540,985
#*  Dynegy, Inc.                                            281,261   2,525,724
    Edison International                                     63,589   5,003,183
    El Paso Electric Co.                                     83,095   4,312,631
    Entergy Corp.                                            70,212   5,386,665
#   Eversource Energy                                       108,651   6,604,894
    Exelon Corp.                                            185,888   7,126,946
#   FirstEnergy Corp.                                       158,251   5,049,789
    Gas Natural, Inc.                                         5,156      66,770
#   Genie Energy, Ltd. Class B                               32,165     213,254
    Great Plains Energy, Inc.                               158,073   4,878,133
#   Hawaiian Electric Industries, Inc.                      114,384   3,773,528
#   IDACORP, Inc.                                            68,779   5,939,754
#   MDU Resources Group, Inc.                               211,991   5,585,963
    MGE Energy, Inc.                                         70,170   4,669,813
#   Middlesex Water Co.                                      25,854   1,014,511
#   National Fuel Gas Co.                                    93,204   5,518,609
#   New Jersey Resources Corp.                              138,667   5,844,814
    NextEra Energy, Inc.                                    101,325  14,802,569
    NiSource, Inc.                                          293,519   7,649,105
#   Northwest Natural Gas Co.                                57,554   3,631,657
#   NorthWestern Corp.                                       76,262   4,407,181
#   NRG Energy, Inc.                                        968,918  23,854,761
#   NRG Yield, Inc. Class A                                  39,946     728,216
#   NRG Yield, Inc. Class C                                  72,166   1,342,288
    OGE Energy Corp.                                        139,317   4,995,908
#   ONE Gas, Inc.                                            84,597   6,156,970
#   Ormat Technologies, Inc.                                104,924   6,221,993
    Otter Tail Corp.                                         67,030   2,711,364
#   Pattern Energy Group, Inc.                              177,232   4,448,523
    PG&E Corp.                                              100,403   6,796,279
    Pinnacle West Capital Corp.                              43,596   3,781,081
#   PNM Resources, Inc.                                     113,457   4,521,261
    Portland General Electric Co.                           129,197   5,773,814
    PPL Corp.                                               125,181   4,798,188
    Public Service Enterprise Group, Inc.                   103,824   4,668,965
#   RGC Resources, Inc.                                       4,413     118,489
#   SCANA Corp.                                              37,809   2,433,765
#   Sempra Energy                                            45,911   5,188,402
    SJW Corp.                                                42,041   2,222,708
#   South Jersey Industries, Inc.                           136,637   4,641,559
    Southern Co. (The)                                      199,784   9,575,647
    Southwest Gas Holdings, Inc.                             73,783   5,910,018
#   Spark Energy, Inc. Class A                               15,216     316,493
#   Spire, Inc.                                              71,074   5,159,972
    UGI Corp.                                               367,305  18,537,883

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
             Unitil Corp.                                33,349 $     1,692,462
             Vectren Corp.                               89,763       5,395,654
#            WEC Energy Group, Inc.                     114,000       7,178,580
             Westar Energy, Inc.                        135,461       6,874,646
#            WGL Holdings, Inc.                          81,679       7,001,524
             Xcel Energy, Inc.                          187,613       8,875,971
#            York Water Co. (The)                        23,071         802,871
                                                                ---------------
Total Utilities                                                     408,944,737
                                                                ---------------
TOTAL COMMON STOCKS                                              20,951,798,083
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights          51,231          56,866
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   240,783         244,371
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   240,783              72
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   301,309
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      20,952,099,392
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940% 218,748,112     218,748,112
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@         DFA Short Term Investment Fund         188,978,226   2,186,856,029
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,362,167,394)^^          $23,357,703,533
                                                                ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------

Common Stocks
   Consumer
     Discretionary       $ 3,124,991,382 $      195,482   --    $ 3,125,186,864
   Consumer Staples        1,380,300,360             --   --      1,380,300,360
   Energy                  1,076,249,205             --   --      1,076,249,205
   Financials              3,988,100,116             --   --      3,988,100,116
   Health Care             2,364,842,667             --   --      2,364,842,667
   Industrials             2,987,158,286             --   --      2,987,158,286
   Information
     Technology            3,990,092,205             --   --      3,990,092,205
   Materials               1,022,398,979             --   --      1,022,398,979
   Real Estate                83,893,735             --   --         83,893,735
   Telecommunication
     Services                524,630,929             --   --        524,630,929
   Utilities                 408,944,737             --   --        408,944,737
Rights/Warrants                       --        301,309   --            301,309
Temporary Cash
  Investments                218,748,112             --   --        218,748,112
Securities Lending
  Collateral                          --  2,186,856,029   --      2,186,856,029
Futures Contracts**            2,400,880             --   --          2,400,880
                         --------------- --------------   --    ---------------
TOTAL                    $21,172,751,593 $2,187,352,820   --    $23,360,104,413
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (86.9%)

Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A                           70,712 $  682,371
    A.H. Belo Corp. Class A                                   29,006    153,732
    Aaron's, Inc.                                            118,007  5,461,364
#   Abercrombie & Fitch Co. Class A                           52,622    517,800
#   Adient P.L.C.                                             39,424  2,581,089
#   Adtalem Global Education, Inc.                           106,704  3,467,880
#   Advance Auto Parts, Inc.                                   5,868    657,275
#   AMC Entertainment Holdings, Inc. Class A                  71,620  1,461,048
#*  AMC Networks, Inc. Class A                                 8,142    520,681
    AMCON Distributing Co.                                       438     42,464
*   America's Car-Mart, Inc.                                  15,372    602,582
#*  American Axle & Manufacturing Holdings, Inc.             141,578  2,086,860
#   American Eagle Outfitters, Inc.                          205,299  2,430,740
*   American Outdoor Brands Corp.                             45,495    940,382
*   American Public Education, Inc.                           29,266    623,366
    Aramark                                                   29,256  1,166,144
    Ark Restaurants Corp.                                      3,403     77,384
*   Asbury Automotive Group, Inc.                             32,106  1,733,724
#*  Ascena Retail Group, Inc.                                237,470    555,680
*   Ascent Capital Group, Inc. Class A                        14,641    247,433
#   Autoliv, Inc.                                              9,213    998,597
#*  AutoNation, Inc.                                          69,948  2,964,396
#*  AV Homes, Inc.                                            10,882    174,656
*   Ballantyne Strong, Inc.                                   17,594    119,639
*   Barnes & Noble Education, Inc.                            82,681    597,784
    Barnes & Noble, Inc.                                     145,935  1,189,370
    Bassett Furniture Industries, Inc.                        10,687    397,556
    BBX Capital Corp.                                          9,072     55,884
#   Beasley Broadcast Group, Inc. Class A                      6,377     66,959
*   Beazer Homes USA, Inc.                                    16,707    221,535
#*  bebe stores, Inc.                                          1,025      6,007
#   Bed Bath & Beyond, Inc.                                   47,430  1,418,157
*   Belmond, Ltd. Class A                                    201,248  2,626,286
    Best Buy Co., Inc.                                        83,918  4,895,776
#   Big 5 Sporting Goods Corp.                                40,230    432,472
#   Big Lots, Inc.                                            77,454  3,847,140
#*  Biglari Holdings, Inc.                                     2,695  1,008,792
*   BJ's Restaurants, Inc.                                    35,760  1,262,328
#   Bloomin' Brands, Inc.                                     91,116  1,588,152
    Bob Evans Farms, Inc.                                     30,722  2,125,348
*   Bojangles', Inc.                                           8,486    112,864
#*  Boot Barn Holdings, Inc.                                   1,150      9,212
#   BorgWarner, Inc.                                          28,878  1,349,758
    Bowl America, Inc. Class A                                 2,839     41,510
#   Boyd Gaming Corp.                                         57,508  1,441,150
#*  Bravo Brio Restaurant Group, Inc.                         27,451     94,706
*   Bridgepoint Education, Inc.                               67,155    652,075
*   Bright Horizons Family Solutions, Inc.                    16,294  1,287,389
#   Brinker International, Inc.                               17,843    632,891
    Brunswick Corp.                                           61,906  3,504,499
#   Buckle, Inc. (The)                                         9,525    162,878

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc.                                 11,111 $ 1,194,432
#*  Build-A-Bear Workshop, Inc.                              37,916     363,994
*   Burlington Stores, Inc.                                   8,429     733,576
*   Cabela's, Inc.                                           98,243   5,597,886
#   Cable One, Inc.                                           1,882   1,430,132
*   CafePress, Inc.                                           1,337       2,460
#   CalAtlantic Group, Inc.                                 190,528   6,687,533
    Caleres, Inc.                                            64,538   1,760,597
    Callaway Golf Co.                                       113,419   1,443,824
*   Cambium Learning Group, Inc.                             42,184     207,545
    Canterbury Park Holding Corp.                             3,923      45,507
    Capella Education Co.                                    20,801   1,429,029
*   Career Education Corp.                                  143,798   1,209,341
#*  CarMax, Inc.                                             26,562   1,759,732
    Carnival Corp.                                           45,997   3,071,680
#   Carriage Services, Inc.                                  35,253     859,821
*   Carrols Restaurant Group, Inc.                           65,657     801,015
#   Carter's, Inc.                                           10,234     887,595
    Cato Corp. (The) Class A                                 33,543     570,566
*   Cavco Industries, Inc.                                   10,183   1,327,863
    CBS Corp. Class B                                        34,668   2,282,194
    CBS Corp. Class A                                         4,554     300,974
#*  Central European Media Enterprises, Ltd. Class A         32,474     141,262
*   Century Casinos, Inc.                                     4,432      31,866
*   Century Communities, Inc.                                 7,559     195,778
*   Charter Communications, Inc. Class A                     35,911  14,073,880
#   Cheesecake Factory, Inc. (The)                           16,416     781,073
*   Cherokee, Inc.                                            9,247      48,547
    Chico's FAS, Inc.                                       213,304   1,951,732
#   Children's Place, Inc. (The)                             34,895   3,686,657
#*  Chipotle Mexican Grill, Inc.                              1,644     565,158
    Choice Hotels International, Inc.                         8,184     529,096
#*  Christopher & Banks Corp.                                45,128      63,630
    Churchill Downs, Inc.                                     2,452     458,647
#*  Chuy's Holdings, Inc.                                    25,347     596,922
#   Cinemark Holdings, Inc.                                  66,368   2,581,715
    Citi Trends, Inc.                                        29,124     645,097
    Clear Channel Outdoor Holdings, Inc. Class A             16,585      84,086
    ClubCorp Holdings, Inc.                                  62,006   1,051,002
#   Coach, Inc.                                              23,907   1,126,976
    Collectors Universe, Inc.                                 4,977     123,828
#   Columbia Sportswear Co.                                  46,235   2,800,916
    Comcast Corp. Class A                                   487,867  19,734,220
#*  Conn's, Inc.                                             35,937     769,052
#   Cooper Tire & Rubber Co.                                102,330   3,740,161
*   Cooper-Standard Holdings, Inc.                           27,807   2,843,544
#   Core-Mark Holding Co., Inc.                              46,765   1,714,873
#   Cracker Barrel Old Country Store, Inc.                    8,139   1,265,208
*   Crocs, Inc.                                              85,576     679,473
    CSS Industries, Inc.                                      4,800     128,496
    Culp, Inc.                                               23,483     704,490
    Dana, Inc.                                              142,450   3,378,914
    Darden Restaurants, Inc.                                 24,521   2,056,821

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Dave & Buster's Entertainment, Inc.                      36,327 $ 2,256,270
*   Deckers Outdoor Corp.                                    48,040   3,115,874
*   Del Frisco's Restaurant Group, Inc.                      23,241     330,022
*   Del Taco Restaurants, Inc.                               20,432     267,455
*   Delta Apparel, Inc.                                      12,387     260,499
#*  Denny's Corp.                                            29,926     339,959
*   Destination Maternity Corp.                              13,230      20,242
#*  Destination XL Group, Inc.                               74,081     148,162
#   Dick's Sporting Goods, Inc.                              66,029   2,465,523
#   Dillard's, Inc. Class A                                  48,014   3,544,393
#   DineEquity, Inc.                                         23,092     950,005
#*  Discovery Communications, Inc. Class A                   33,491     823,879
*   Discovery Communications, Inc. Class B                    1,000      27,075
*   Discovery Communications, Inc. Class C                   43,666   1,009,995
*   Dixie Group, Inc. (The)                                   9,314      39,585
#   Dollar General Corp.                                     31,234   2,347,547
*   Dollar Tree, Inc.                                        32,168   2,318,669
#   Domino's Pizza, Inc.                                      8,300   1,547,950
#*  Dorman Products, Inc.                                    34,452   2,690,012
    DR Horton, Inc.                                         201,370   7,186,895
    DSW, Inc. Class A                                       104,914   1,892,649
#   Dunkin' Brands Group, Inc.                               17,333     919,169
#   Educational Development Corp.                             3,287      33,527
#*  El Pollo Loco Holdings, Inc.                              8,395     109,135
#*  Eldorado Resorts, Inc.                                   28,545     582,318
*   Emerson Radio Corp.                                      22,180      28,169
#   Entercom Communications Corp. Class A                    41,141     405,239
    Entravision Communications Corp. Class A                 91,548     595,062
    Escalade, Inc.                                           14,959     184,744
#   Ethan Allen Interiors, Inc.                              40,381   1,294,211
#*  Etsy, Inc.                                               10,002     143,729
*   EVINE Live, Inc.                                         44,612      53,088
*   EW Scripps Co. (The) Class A                            100,672   1,978,205
#   Expedia, Inc.                                            10,549   1,650,602
*   Express, Inc.                                           131,709     798,157
    Extended Stay America, Inc.                              59,013   1,166,687
#*  Famous Dave's of America, Inc.                            6,706      23,471
#*  Fiesta Restaurant Group, Inc.                            19,436     326,525
#   Finish Line, Inc. (The) Class A                          96,150   1,323,024
#*  Five Below, Inc.                                         17,117     826,922
    Flanigan's Enterprises, Inc.                                300       8,040
    Flexsteel Industries, Inc.                                9,611     538,024
#   Foot Locker, Inc.                                        36,047   1,701,058
    Ford Motor Co.                                        1,060,195  11,895,388
#*  Fossil Group, Inc.                                       12,801     144,011
#*  Fox Factory Holding Corp.                                35,084   1,348,980
#*  Francesca's Holdings Corp.                               54,382     529,137
#   Fred's, Inc. Class A                                     70,632     478,179
*   FTD Cos., Inc.                                           43,806     860,788
*   Full House Resorts, Inc.                                 19,188      48,929
#*  G-III Apparel Group, Ltd.                                43,264   1,126,162
#   GameStop Corp. Class A                                  157,904   3,424,938
    Gaming Partners International Corp.                         389       4,139

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Gannett Co., Inc.                                       130,515 $ 1,170,720
#   Gap, Inc. (The)                                          82,110   1,956,681
#   Garmin, Ltd.                                             22,692   1,138,911
    General Motors Co.                                      390,610  14,054,148
*   Genesco, Inc.                                            38,025   1,220,602
#   Gentex Corp.                                            161,232   2,744,169
*   Gentherm, Inc.                                           46,035   1,539,871
#   Genuine Parts Co.                                        18,852   1,601,100
    Goodyear Tire & Rubber Co. (The)                        241,087   7,596,651
#*  GoPro, Inc. Class A                                      13,114     108,059
    Graham Holdings Co. Class B                               6,437   3,813,279
#*  Grand Canyon Education, Inc.                             55,114   4,054,737
*   Gray Television, Inc.                                    97,331   1,450,232
*   Gray Television, Inc. Class A                             2,300      29,498
*   Green Brick Partners, Inc.                               21,202     238,522
    Group 1 Automotive, Inc.                                 38,905   2,316,793
#   Guess?, Inc.                                            157,986   2,063,297
#   H&R Block, Inc.                                          20,493     625,036
#*  Habit Restaurants, Inc. (The) Class A                       599       9,854
#   Hanesbrands, Inc.                                        31,600     724,272
#   Harley-Davidson, Inc.                                    25,800   1,255,686
*   Harte-Hanks, Inc.                                       100,039      96,538
#   Hasbro, Inc.                                              9,400     995,272
    Haverty Furniture Cos., Inc.                             30,347     675,221
    Haverty Furniture Cos., Inc. Class A                      1,796      40,186
*   Helen of Troy, Ltd.                                      35,470   3,573,602
*   Hibbett Sports, Inc.                                     18,537     289,177
*   Hilton Grand Vacations, Inc.                              3,483     128,035
    Hilton Worldwide Holdings, Inc.                          11,611     726,036
    Home Depot, Inc. (The)                                   14,454   2,162,318
    Hooker Furniture Corp.                                   21,540     908,988
#*  Horizon Global Corp.                                     19,183     267,411
#*  Houghton Mifflin Harcourt Co.                           145,362   1,737,076
#   HSN, Inc.                                                20,267     803,587
#*  Hyatt Hotels Corp. Class A                               24,380   1,354,797
#*  Iconix Brand Group, Inc.                                 78,132     521,140
    ILG, Inc.                                               115,845   3,071,051
*   IMAX Corp.                                               25,620     548,268
    Insignia Systems, Inc.                                    7,000       7,140
*   Installed Building Products, Inc.                        14,863     799,629
#   International Game Technology P.L.C.                    102,105   1,944,079
#   Interpublic Group of Cos., Inc. (The)                    44,149     954,060
*   Intrawest Resorts Holdings, Inc.                         16,572     393,585
#*  iRobot Corp.                                             23,330   2,461,548
*   J Alexander's Holdings, Inc.                             10,952     115,544
    Jack in the Box, Inc.                                     6,082     564,166
#*  JAKKS Pacific, Inc.                                       5,955      19,652
#*  Jamba, Inc.                                              10,806      94,120
#*  JC Penney Co., Inc.                                     331,079   1,791,137
    John Wiley & Sons, Inc. Class A                          38,080   2,103,920
    John Wiley & Sons, Inc. Class B                           2,087     115,495
    Johnson Outdoors, Inc. Class A                           14,083     711,473
*   K12, Inc.                                                53,431     946,263

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   KB Home                                                   76,490 $1,753,151
*   Kirkland's, Inc.                                          35,241    329,503
#   Kohl's Corp.                                             177,964  7,358,811
#*  Kona Grill, Inc.                                          11,299     29,942
*   Koss Corp.                                                 4,404      7,883
#   L Brands, Inc.                                             6,200    287,618
*   La Quinta Holdings, Inc.                                 118,577  1,767,983
    La-Z-Boy, Inc.                                            72,382  2,446,512
*   Lakeland Industries, Inc.                                  5,597     84,235
*   Lands' End, Inc.                                          12,242    165,267
    Las Vegas Sands Corp.                                     19,359  1,192,708
#   LCI Industries                                            28,754  3,069,489
    Lear Corp.                                                18,306  2,712,766
#   Leggett & Platt, Inc.                                     22,528  1,085,399
    Lennar Corp. Class A                                     106,683  5,594,457
    Lennar Corp. Class B                                      11,242    499,932
    Libbey, Inc.                                              47,243    425,187
*   Liberty Broadband Corp. Class A                           13,348  1,320,384
*   Liberty Broadband Corp. Class B                              234     23,400
#*  Liberty Broadband Corp. Class C                           46,947  4,656,203
*   Liberty Expedia Holdings, Inc. Class A                    26,017  1,484,270
*   Liberty Interactive Corp., QVC Group Class A              86,201  2,063,652
*   Liberty Interactive Corp., QVC Group Class B                 131      3,249
#*  Liberty Media Corp.-Liberty Braves Class A                 3,850     97,174
*   Liberty Media Corp.-Liberty Braves Class B                    93      2,571
*   Liberty Media Corp.-Liberty Braves Class C                 8,071    203,631
#*  Liberty Media Corp.-Liberty Formula One Class A            9,627    324,911
*   Liberty Media Corp.-Liberty Formula One Class C           20,179    709,695
*   Liberty Media Corp.-Liberty SiriusXM Class A              38,509  1,776,420
*   Liberty Media Corp.-Liberty SiriusXM Class B                 936     43,931
*   Liberty Media Corp.-Liberty SiriusXM Class C              80,719  3,713,074
    Liberty Tax, Inc.                                          5,220     73,602
*   Liberty TripAdvisor Holdings, Inc. Class A                93,503  1,098,660
*   Liberty TripAdvisor Holdings, Inc. Class B                   436      5,712
*   Liberty Ventures Series A                                 50,377  3,051,839
    Lifetime Brands, Inc.                                     22,679    429,767
#*  Lindblad Expeditions Holdings, Inc.                        1,133     11,341
#   Lions Gate Entertainment Corp. Class A                    47,611  1,399,763
#*  Lions Gate Entertainment Corp. Class B                    37,527  1,032,368
#   Lithia Motors, Inc. Class A                               34,878  3,601,153
#*  Live Nation Entertainment, Inc.                           69,495  2,590,079
*   LKQ Corp.                                                 56,098  1,938,747
    Lowe's Cos., Inc.                                         66,542  5,150,351
*   Luby's, Inc.                                              40,905    117,397
*   Lululemon Athletica, Inc.                                 10,200    628,728
#*  Lumber Liquidators Holdings, Inc.                          5,098    125,972
*   M/I Homes, Inc.                                           42,211  1,094,953
    Macy's, Inc.                                              46,700  1,109,125
*   Madison Square Garden Co. (The) Class A                   27,607  6,065,810
*   Malibu Boats, Inc. Class A                                13,793    394,618
    Marcus Corp. (The)                                        21,411    582,379
#   Marine Products Corp.                                     15,913    231,057
*   MarineMax, Inc.                                           52,012    777,579

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
           Marriott International, Inc. Class A               10,358 $1,079,200
           Marriott Vacations Worldwide Corp.                 49,997  5,842,149
#          Mattel, Inc.                                       27,565    551,851
#*         McClatchy Co. (The) Class A                        10,395     83,160
           McDonald's Corp.                                    2,590    401,813
#          MDC Holdings, Inc.                                 97,074  3,328,667
(degrees)  Media General, Inc.                                38,825     78,427
#          Meredith Corp.                                     52,994  3,150,493
*          Meritage Homes Corp.                               87,210  3,553,807
#          MGM Resorts International                         152,992  5,038,027
*          Michael Kors Holdings, Ltd.                         7,681    279,896
#*         Michaels Cos., Inc. (The)                          20,089    404,592
*          Modine Manufacturing Co.                           84,275  1,369,469
*          Mohawk Industries, Inc.                            13,679  3,405,934
*          Monarch Casino & Resort, Inc.                       5,624    186,098
#          Monro Muffler Brake, Inc.                          20,117    937,452
#*         Motorcar Parts of America, Inc.                    25,932    725,318
           Movado Group, Inc.                                 21,143    520,118
#*         MSG Networks, Inc. Class A                         34,736    743,350
#*         Murphy USA, Inc.                                   43,345  3,282,517
           NACCO Industries, Inc. Class A                      9,759    640,190
*          Nathan's Famous, Inc.                               4,306    269,125
#          National American University Holdings, Inc.           579      1,297
           National CineMedia, Inc.                           26,421    188,910
#*         Nautilus, Inc.                                     50,709    892,478
#          New Media Investment Group, Inc.                   23,158    322,823
*          New York & Co., Inc.                               65,226    101,753
           New York Times Co. (The) Class A                  175,209  3,328,971
#          Newell Brands, Inc.                                28,288  1,491,343
           News Corp. Class A                                153,665  2,198,946
           News Corp. Class B                                 65,934    969,230
#          Nexstar Media Group, Inc. Class A                  36,732  2,402,273
           NIKE, Inc. Class B                                  4,800    283,440
           Nobility Homes, Inc.                                1,284     22,984
#          Nordstrom, Inc.                                    17,604    855,026
*          Norwegian Cruise Line Holdings, Ltd.               31,043  1,709,538
#          Nutrisystem, Inc.                                  24,845  1,385,109
*          NVR, Inc.                                             830  2,166,665
#*         O'Reilly Automotive, Inc.                           8,252  1,685,884
           Office Depot, Inc.                                809,121  4,749,540
#*         Ollie's Bargain Outlet Holdings, Inc.              70,648  3,157,966
#          Omnicom Group, Inc.                                20,779  1,636,138
*          Overstock.com, Inc.                                55,582    889,312
           Oxford Industries, Inc.                            21,706  1,370,300
           P&F Industries, Inc. Class A                        2,014     12,144
#          Papa John's International, Inc.                     7,165    511,079
#*         Papa Murphy's Holdings, Inc.                        7,233     30,813
#*         Party City Holdco, Inc.                            19,907    277,703
#*         Penn National Gaming, Inc.                         52,470  1,057,795
#          Penske Automotive Group, Inc.                     105,632  4,599,217
*          Perfumania Holdings, Inc.                           3,665      5,717
*          Perry Ellis International, Inc.                    17,492    343,543
#          PetMed Express, Inc.                               21,612  1,027,434

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
*   PICO Holdings, Inc.                                       33,012 $  536,445
#   Pier 1 Imports, Inc.                                     149,137    687,522
#*  Pinnacle Entertainment, Inc.                              19,407    368,733
#   Planet Fitness, Inc. Class A                              26,471    599,833
*   Playa Hotels & Resorts NV                                  3,307     39,089
#   Polaris Industries, Inc.                                   9,939    891,131
#   Pool Corp.                                                11,818  1,277,762
*   Potbelly Corp.                                            12,537    144,176
*   Priceline Group, Inc. (The)                                1,900  3,854,150
    PulteGroup, Inc.                                         240,515  5,873,376
    PVH Corp.                                                 46,237  5,515,612
*   QEP Co., Inc.                                              1,500     38,888
#   Ralph Lauren Corp.                                         9,892    748,330
    RCI Hospitality Holdings, Inc.                            20,006    453,936
*   Reading International, Inc. Class A                       30,798    491,536
*   Red Lion Hotels Corp.                                     31,299    223,788
#*  Red Robin Gourmet Burgers, Inc.                           21,266  1,271,707
#   Regal Entertainment Group Class A                         17,494    332,736
*   Regis Corp.                                               68,795    724,411
#   Rent-A-Center, Inc.                                       65,105    860,688
*   RH                                                        10,556    687,512
    Rocky Brands, Inc.                                         9,423    131,451
    Ross Stores, Inc.                                         23,632  1,307,322
    Royal Caribbean Cruises, Ltd.                             30,080  3,401,146
#*  Ruby Tuesday, Inc.                                        91,843    185,523
    Ruth's Hospitality Group, Inc.                            46,325    926,500
    Salem Media Group, Inc.                                   22,144    158,330
#*  Sally Beauty Holdings, Inc.                               20,174    408,120
    Scholastic Corp.                                          52,747  2,185,308
#*  Scientific Games Corp. Class A                            24,010    889,570
#   Scripps Networks Interactive, Inc. Class A                 5,300    463,273
#*  Sears Hometown and Outlet Stores, Inc.                     1,071      2,410
#   SeaWorld Entertainment, Inc.                             126,883  1,951,461
*   Select Comfort Corp.                                      40,444  1,367,412
#*  Sequential Brands Group, Inc.                              2,686      8,622
#   Service Corp. International                               73,348  2,547,376
#*  ServiceMaster Global Holdings, Inc.                       34,770  1,528,489
*   Shiloh Industries, Inc.                                   21,831    161,986
    Shoe Carnival, Inc.                                       25,961    474,048
*   Shutterfly, Inc.                                          42,422  2,080,375
#   Signet Jewelers, Ltd.                                     15,756    963,637
    Sinclair Broadcast Group, Inc. Class A                    65,020  2,343,971
#   Sirius XM Holdings, Inc.                                 124,278    728,269
#   Six Flags Entertainment Corp.                             16,495    938,071
*   Skechers U.S.A., Inc. Class A                            113,986  3,201,867
*   Skyline Corp.                                              8,700     64,989
#   Sonic Automotive, Inc. Class A                            62,520  1,134,738
#   Sonic Corp.                                               28,283    669,176
#*  Sotheby's                                                 58,473  3,308,987
    Speedway Motorsports, Inc.                                57,549  1,223,492
#*  Sportsman's Warehouse Holdings, Inc.                      19,810     89,739
#   Stage Stores, Inc.                                        52,572    104,618
    Standard Motor Products, Inc.                             35,061  1,766,373

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Stanley Furniture Co., Inc.                               13,731 $   17,301
    Staples, Inc.                                            330,826  3,357,884
#   Stein Mart, Inc.                                          59,443     82,626
*   Steven Madden, Ltd.                                       83,527  3,424,607
*   Stoneridge, Inc.                                          61,626    940,413
    Strattec Security Corp.                                    6,011    213,390
#   Strayer Education, Inc.                                   16,401  1,289,447
#   Sturm Ruger & Co., Inc.                                   16,895    973,152
    Superior Industries International, Inc.                   32,275    630,976
    Superior Uniform Group, Inc.                              22,099    493,471
*   Sypris Solutions, Inc.                                    17,625     29,346
#   Tailored Brands, Inc.                                      7,899     99,053
*   Tandy Leather Factory, Inc.                               17,438    154,326
#   Target Corp.                                              52,314  2,964,634
*   Taylor Morrison Home Corp. Class A                        38,014    859,877
#   TEGNA, Inc.                                              180,466  2,676,311
#*  Tempur Sealy International, Inc.                          13,378    771,509
    Tenneco, Inc.                                             14,191    784,762
*   Tesla, Inc.                                                  697    225,459
#   Texas Roadhouse, Inc.                                     39,134  1,851,038
    Thor Industries, Inc.                                     35,911  3,783,224
#   Tiffany & Co.                                             15,364  1,467,416
#   Tile Shop Holdings, Inc.                                   8,669    126,567
    Tilly's, Inc. Class A                                      4,855     48,453
    Time Warner, Inc.                                         94,912  9,720,887
    Time, Inc.                                               145,835  2,048,982
    TJX Cos., Inc. (The)                                      10,244    720,256
#   Toll Brothers, Inc.                                      168,226  6,491,841
*   TopBuild Corp.                                            41,972  2,215,282
    Tower International, Inc.                                 28,229    697,256
*   Town Sports International Holdings, Inc.                  12,510     68,805
#   Tractor Supply Co.                                        17,500    982,100
*   Trans World Entertainment Corp.                            1,500      2,625
*   TRI Pointe Group, Inc.                                   241,024  3,205,619
    Tribune Media Co. Class A                                 21,486    905,635
#*  TripAdvisor, Inc.                                         14,450    563,839
*   tronc, Inc.                                                5,436     69,418
#*  Tuesday Morning Corp.                                     57,924    107,159
    Tupperware Brands Corp.                                    6,900    418,899
#   Twenty-First Century Fox, Inc. Class A                    85,500  2,488,050
    Twenty-First Century Fox, Inc. Class B                    23,700    679,953
*   UCP, Inc. Class A                                          5,885     65,618
*   Ulta Salon Cosmetics & Fragrance, Inc.                    10,973  2,756,527
#*  Under Armour, Inc. Class A                                11,332    226,867
#*  Under Armour, Inc. Class C                                11,412    206,671
*   Unifi, Inc.                                               23,080    756,101
#*  Universal Electronics, Inc.                               16,500  1,129,425
*   Universal Technical Institute, Inc.                       22,884     81,467
#*  Urban One, Inc.                                           39,577     75,196
#*  Urban Outfitters, Inc.                                    92,422  1,810,547
*   US Auto Parts Network, Inc.                               26,854     70,089
    Vail Resorts, Inc.                                         6,250  1,317,250
*   Vera Bradley, Inc.                                        46,851    472,258

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
#   VF Corp.                                                13,052 $    811,704
#   Viacom, Inc. Class A                                     2,734      110,727
    Viacom, Inc. Class B                                    84,611    2,954,616
#*  Vista Outdoor, Inc.                                     73,020    1,686,032
*   Visteon Corp.                                           33,240    3,707,590
*   Vitamin Shoppe, Inc.                                    47,053      517,583
*   VOXX International Corp.                                36,528      244,738
    Walt Disney Co. (The)                                  118,253   12,999,552
#*  Weight Watchers International, Inc.                      6,975      249,844
    Wendy's Co. (The)                                      203,015    3,134,552
    West Marine, Inc.                                       38,812      500,287
    Weyco Group, Inc.                                       10,680      297,758
    Whirlpool Corp.                                         17,108    3,043,171
#*  William Lyon Homes Class A                              38,227      864,312
#   Williams-Sonoma, Inc.                                   60,946    2,829,723
#*  Wingstop, Inc.                                          12,474      374,345
#   Winmark Corp.                                            3,672      488,560
    Winnebago Industries, Inc.                              58,248    2,143,526
    Wolverine World Wide, Inc.                             133,247    3,757,565
    Wyndham Worldwide Corp.                                 20,878    2,179,037
#   Wynn Resorts, Ltd.                                       2,100      271,614
*   ZAGG, Inc.                                              64,087      541,535
#*  Zumiez, Inc.                                            45,269      574,916
                                                                   ------------
Total Consumer Discretionary                                        639,113,823
                                                                   ------------
Consumer Staples -- (4.0%)
    Alico, Inc.                                             10,288      310,698
*   Alliance One International, Inc.                        13,912      211,462
    Altria Group, Inc.                                      13,203      857,799
    Andersons, Inc. (The)                                   47,471    1,635,376
    Archer-Daniels-Midland Co.                              72,440    3,055,519
#*  Avon Products, Inc.                                    165,395      602,038
#   B&G Foods, Inc.                                         40,875    1,481,719
#*  Blue Buffalo Pet Products, Inc.                         33,698      753,824
#*  Boston Beer Co., Inc. (The) Class A                      3,985      624,848
*   Bridgford Foods Corp.                                    3,414       38,100
#   British American Tobacco P.L.C. Sponsored ADR           15,821      989,158
    Brown-Forman Corp. Class A                               7,616      392,529
#   Brown-Forman Corp. Class B                               4,922      243,147
    Bunge, Ltd.                                             99,844    7,826,771
#*  Cal-Maine Foods, Inc.                                   44,448    1,695,691
#   Calavo Growers, Inc.                                    11,046      817,956
#   Casey's General Stores, Inc.                            17,684    1,887,767
*   CCA Industries, Inc.                                     4,700       16,685
#*  Central Garden & Pet Co.                                20,939      670,048
*   Central Garden & Pet Co. Class A                        54,289    1,669,930
#*  Chefs' Warehouse, Inc. (The)                            34,429      499,221
    Church & Dwight Co., Inc.                               20,030    1,068,600
#   Coca-Cola Bottling Co. Consolidated                      9,412    2,259,727
*   Coffee Holding Co., Inc.                                 1,900        7,904
    Conagra Brands, Inc.                                    25,303      866,375
    Constellation Brands, Inc. Class A                       9,086    1,756,778
    Constellation Brands, Inc. Class B                       1,214      238,041

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Staples -- (Continued)
    Costco Wholesale Corp.                                    12,989 $2,058,886
#   Coty, Inc. Class A                                       127,518  2,611,569
#*  Craft Brew Alliance, Inc.                                 29,866    522,655
*   Crimson Wine Group, Ltd.                                   7,007     74,975
    CVS Health Corp.                                         102,304  8,177,159
*   Darling Ingredients, Inc.                                235,762  3,835,848
    Dean Foods Co.                                           171,181  2,567,715
#   Dr Pepper Snapple Group, Inc.                             17,376  1,583,996
#*  Edgewell Personal Care Co.                                45,537  3,287,771
    Energizer Holdings, Inc.                                  10,791    497,141
#*  Farmer Brothers Co.                                       21,797    678,977
#   Flowers Foods, Inc.                                      138,410  2,434,632
    Fresh Del Monte Produce, Inc.                             82,609  4,251,885
#   General Mills, Inc.                                       16,200    901,692
#*  Hain Celestial Group, Inc. (The)                          60,685  2,713,226
#*  Herbalife, Ltd.                                           12,245    814,415
#   Hormel Foods Corp.                                        45,106  1,541,272
#*  Hostess Brands, Inc.                                      47,785    730,155
*   HRG Group, Inc.                                           68,168  1,129,544
    Ingles Markets, Inc. Class A                              23,613    696,583
    Ingredion, Inc.                                           28,717  3,541,380
    Inter Parfums, Inc.                                       38,594  1,497,447
#*  Inventure Foods, Inc.                                      1,791      6,985
#   J&J Snack Foods Corp.                                     17,267  2,268,884
    JM Smucker Co. (The)                                      27,615  3,366,268
#   John B. Sanfilippo & Son, Inc.                            10,938    703,532
    Kraft Heinz Co. (The)                                     60,931  5,329,025
    Kroger Co. (The)                                          45,015  1,103,768
    Lamb Weston Holdings, Inc.                                 5,072    223,067
    Lancaster Colony Corp.                                    10,957  1,343,547
*   Landec Corp.                                              52,000    639,600
*   Lifevantage Corp.                                          2,000      7,600
*   Lifeway Foods, Inc.                                        4,839     44,374
    Limoneira Co.                                              2,554     58,129
    Mannatech, Inc.                                            2,569     41,746
#   McCormick & Co., Inc. Non-Voting                           9,862    939,849
#   McCormick & Co., Inc. Voting                               1,064    101,378
    Medifast, Inc.                                            19,819    846,073
#   MGP Ingredients, Inc.                                     28,831  1,699,876
    Molson Coors Brewing Co. Class A                             534     49,419
    Molson Coors Brewing Co. Class B                          99,795  8,879,759
    Mondelez International, Inc. Class A                     104,512  4,600,618
*   Monster Beverage Corp.                                     7,200    379,800
#   National Beverage Corp.                                   27,000  2,757,240
*   Natural Alternatives International, Inc.                   8,015     80,150
#*  Natural Grocers by Vitamin Cottage, Inc.                  15,356    135,286
#   Natural Health Trends Corp.                                  995     24,507
    Nature's Sunshine Products, Inc.                           1,303     16,483
    Nu Skin Enterprises, Inc. Class A                         21,956  1,391,132
    Nutraceutical International Corp.                         14,516    606,769
    Oil-Dri Corp. of America                                   7,273    300,811
    Omega Protein Corp.                                       40,196    643,136
#   Orchids Paper Products Co.                                13,352    150,344

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    PepsiCo, Inc.                                            9,195 $  1,072,229
*   Performance Food Group Co.                              39,395    1,134,576
    Philip Morris International, Inc.                       36,900    4,306,599
#*  Pilgrim's Pride Corp.                                   33,046      802,687
    Pinnacle Foods, Inc.                                    21,217    1,259,865
#*  Post Holdings, Inc.                                    101,168    8,417,178
#   PriceSmart, Inc.                                        11,452      964,831
#*  Primo Water Corp.                                       13,032      161,727
    Procter & Gamble Co. (The)                             116,144   10,548,198
#*  Revlon, Inc. Class A                                    15,564      304,276
#*  Rite Aid Corp.                                          87,461      195,913
    Rocky Mountain Chocolate Factory, Inc.                   5,450       64,801
#   Sanderson Farms, Inc.                                   30,211    3,950,088
    Seaboard Corp.                                             535    2,287,125
*   Seneca Foods Corp. Class A                              12,820      367,934
*   Seneca Foods Corp. Class B                               1,251       38,656
#*  Smart & Final Stores, Inc.                                 764        6,570
#   Snyder's-Lance, Inc.                                    75,632    2,631,237
    SpartanNash Co.                                         57,409    1,592,526
#   Spectrum Brands Holdings, Inc.                           9,827    1,134,429
#*  Sprouts Farmers Market, Inc.                            36,308      873,934
*   SUPERVALU, Inc.                                        103,678      371,167
*   Tofutti Brands, Inc.                                       799        1,562
#   Tootsie Roll Industries, Inc.                           21,061      783,469
#*  TreeHouse Foods, Inc.                                   78,769    6,681,974
    Tyson Foods, Inc. Class A                               47,445    3,006,115
#*  United Natural Foods, Inc.                              74,354    2,864,860
    United-Guardian, Inc.                                    1,872       29,484
    Universal Corp.                                         40,884    2,614,532
#*  USANA Health Sciences, Inc.                             19,931    1,138,060
#   Vector Group, Ltd.                                      28,920      582,160
    Village Super Market, Inc. Class A                      10,231      253,013
    Wal-Mart Stores, Inc.                                  198,213   15,855,058
    Walgreens Boots Alliance, Inc.                          96,800    7,808,856
#   WD-40 Co.                                                7,242      772,359
    Weis Markets, Inc.                                      33,709    1,594,773
    Whole Foods Market, Inc.                                52,623    2,197,536
                                                                   ------------
Total Consumer Staples                                              206,036,146
                                                                   ------------
Energy -- (5.6%)
*   Abraxas Petroleum Corp.                                  3,303        5,879
    Adams Resources & Energy, Inc.                           5,276      200,435
    Anadarko Petroleum Corp.                                33,696    1,538,896
    Andeavor                                               175,682   17,485,629
#*  Antero Resources Corp.                                  44,950      926,869
#   Apache Corp.                                            40,827    2,020,120
#*  Approach Resources, Inc.                                 1,047        3,277
    Archrock, Inc.                                          74,370      814,352
#*  Ardmore Shipping Corp.                                   3,093       24,589
#*  Atwood Oceanics, Inc.                                  102,478      805,477
    Baker Hughes a GE Co.                                   55,395    2,043,522
*   Barnwell Industries, Inc.                                7,497       14,019
*   Bill Barrett Corp.                                      64,057      216,513

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#   Bristow Group, Inc.                                      41,007 $   302,222
#   Cabot Oil & Gas Corp.                                    37,044     921,284
#*  Callon Petroleum Co.                                    132,100   1,495,372
#*  CARBO Ceramics, Inc.                                      8,479      59,947
    Cheniere Energy Partners L.P. Holdings LLC                5,237     137,052
#*  Cheniere Energy, Inc.                                     7,686     347,407
#*  Chesapeake Energy Corp.                                 111,028     550,699
    Chevron Corp.                                           222,498  24,294,557
    Cimarex Energy Co.                                        9,239     914,938
#*  Clean Energy Fuels Corp.                                 62,758     164,426
*   Cloud Peak Energy, Inc.                                  78,591     271,925
#*  Cobalt International Energy, Inc.                         5,401      13,935
#*  Concho Resources, Inc.                                   14,935   1,945,433
    ConocoPhillips                                          152,715   6,928,680
#*  CONSOL Energy, Inc.                                     292,878   4,908,635
*   Contango Oil & Gas Co.                                   35,331     211,986
#*  Continental Resources, Inc.                              18,071     604,114
#   Core Laboratories NV                                      7,352     739,097
#   CVR Energy, Inc.                                         30,742     581,331
*   Dawson Geophysical Co.                                   23,733      95,169
#   Delek US Holdings, Inc.                                 139,595   3,644,825
#*  Denbury Resources, Inc.                                 484,869     707,909
    Devon Energy Corp.                                       13,078     435,628
#   DHT Holdings, Inc.                                      138,015     574,142
#*  Diamond Offshore Drilling, Inc.                         153,676   1,908,656
#*  Diamondback Energy, Inc.                                 10,793   1,034,833
#*  Dorian LPG, Ltd.                                          9,118      65,650
#*  Dril-Quip, Inc.                                          63,931   2,851,323
*   Eclipse Resources Corp.                                  80,494     226,188
#*  Energen Corp.                                            14,552     775,331
*   ENGlobal Corp.                                           25,261      31,576
#   EnLink Midstream LLC                                    136,122   2,388,941
#   Ensco P.L.C. Class A                                    428,032   2,264,289
    EOG Resources, Inc.                                      28,939   2,753,256
#*  EP Energy Corp. Class A                                  43,409     146,722
*   Era Group, Inc.                                          28,008     245,350
    Evolution Petroleum Corp.                                17,145     147,447
*   Exterran Corp.                                           49,603   1,373,507
    Exxon Mobil Corp.                                       261,711  20,947,348
#*  Forum Energy Technologies, Inc.                         189,136   2,506,052
#   Frank's International NV                                 34,910     282,771
#   GasLog, Ltd.                                             57,896   1,056,602
#*  Gastar Exploration, Inc.                                 62,251      53,536
#*  Geospace Technologies Corp.                              11,088     170,644
    Green Plains, Inc.                                       46,043     909,349
    Gulf Island Fabrication, Inc.                            22,632     258,005
*   Gulfport Energy Corp.                                   129,494   1,634,214
    Hallador Energy Co.                                       4,268      29,407
    Halliburton Co.                                          29,014   1,231,354
*   Helix Energy Solutions Group, Inc.                      234,990   1,536,835
#   Helmerich & Payne, Inc.                                  52,910   2,678,304
#   Hess Corp.                                              116,833   5,203,742
#   HollyFrontier Corp.                                     211,053   6,086,769

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (Continued)
#*  Hornbeck Offshore Services, Inc.                          46,873 $  118,120
*   International Seaways, Inc.                                8,030    183,164
*   ION Geophysical Corp.                                     11,700     41,535
#*  Jones Energy, Inc. Class A                                 3,724      5,586
    Kinder Morgan, Inc.                                      191,134  3,904,868
#*  Kosmos Energy, Ltd.                                      341,746  2,255,524
#*  Laredo Petroleum, Inc.                                    43,555    564,473
#   Marathon Oil Corp.                                       297,059  3,633,032
    Marathon Petroleum Corp.                                  79,270  4,438,327
#*  Matador Resources Co.                                     72,684  1,763,314
*   Matrix Service Co.                                        43,035    445,412
#*  McDermott International, Inc.                            327,276  2,215,659
*   Mitcham Industries, Inc.                                  22,567     89,591
#   Murphy Oil Corp.                                         203,591  5,411,449
#   Nabors Industries, Ltd.                                  366,821  2,828,190
#   National Oilwell Varco, Inc.                             146,270  4,784,492
*   Natural Gas Services Group, Inc.                          24,515    611,649
#*  Newfield Exploration Co.                                   7,847    225,444
*   Newpark Resources, Inc.                                  198,215  1,655,095
#   Noble Corp. P.L.C.                                       314,663  1,258,652
    Noble Energy, Inc.                                       227,962  6,590,381
#   Nordic American Offshore, Ltd.                               239        287
#   Nordic American Tankers, Ltd.                             27,665    162,670
#*  Northern Oil and Gas, Inc.                                55,846     69,808
*   Oasis Petroleum, Inc.                                    295,929  2,302,328
    Occidental Petroleum Corp.                                47,367  2,933,438
    Oceaneering International, Inc.                          127,847  3,279,276
*   Oil States International, Inc.                            93,470  2,322,730
    ONEOK, Inc.                                               18,514  1,047,337
*   Overseas Shipholding Group, Inc. Class A                   5,822     17,932
#*  Pacific Drilling SA                                        1,989      2,984
    Panhandle Oil and Gas, Inc. Class A                       27,323    601,106
#*  Par Pacific Holdings, Inc.                                26,273    470,549
*   Parker Drilling Co.                                      169,933    203,920
*   Parsley Energy, Inc. Class A                              31,722    928,820
    Patterson-UTI Energy, Inc.                               204,087  3,947,043
#   PBF Energy, Inc. Class A                                 180,491  4,109,780
*   PDC Energy, Inc.                                          80,200  3,782,232
#*  PetroQuest Energy, Inc.                                    3,650      7,921
*   PHI, Inc. Non-Voting                                      19,300    187,210
*   PHI, Inc. Voting                                           1,053      9,951
    Phillips 66                                               63,634  5,329,347
*   Pioneer Energy Services Corp.                            143,807    316,375
    Pioneer Natural Resources Co.                              8,662  1,412,772
*   QEP Resources, Inc.                                      295,952  2,536,309
#   Range Resources Corp.                                     81,374  1,717,805
#*  Renewable Energy Group, Inc.                              94,220  1,177,750
#*  REX American Resources Corp.                               9,639    963,707
*   Rice Energy, Inc.                                        222,418  6,221,031
*   RigNet, Inc.                                              18,417    349,002
#*  Ring Energy, Inc.                                         29,973    391,447
#*  Rowan Cos. P.L.C. Class A                                174,129  2,032,085
#   RPC, Inc.                                                 44,644    924,577

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
*   RSP Permian, Inc.                                       84,703 $  2,910,395
    Schlumberger, Ltd.                                      75,956    5,210,582
    Scorpio Tankers, Inc.                                  376,485    1,396,759
*   SEACOR Holdings, Inc.                                   35,400    1,206,786
*   SEACOR Marine Holdings, Inc.                            35,592      518,925
    SemGroup Corp. Class A                                  84,729    2,291,919
#   Ship Finance International, Ltd.                       102,242    1,390,491
#   SM Energy Co.                                          116,566    2,027,083
#*  SRC Energy, Inc.                                       289,003    2,459,416
#*  Superior Energy Services, Inc.                         212,226    2,283,552
#   Targa Resources Corp.                                   53,566    2,485,998
*   TechnipFMC P.L.C.                                      162,374    4,634,154
#   Teekay Corp.                                            35,340      346,332
#   Teekay Tankers, Ltd. Class A                           107,540      193,572
*   Tesco Corp.                                            102,309      470,621
*   TETRA Technologies, Inc.                               136,770      384,324
#*  Transocean, Ltd.                                       459,768    3,976,993
#*  Ultra Petroleum Corp.                                   23,820      245,108
*   Unit Corp.                                              89,876    1,615,970
#   US Silica Holdings, Inc.                                42,786    1,246,356
*   Vaalco Energy, Inc.                                     77,695       71,246
    Valero Energy Corp.                                    110,095    7,593,252
#*  Weatherford International P.L.C.                       462,672    2,063,517
#*  Whiting Petroleum Corp.                                420,463    2,207,431
*   Willbros Group, Inc.                                    80,929      165,095
    Williams Cos., Inc. (The)                               21,384      679,584
    World Fuel Services Corp.                               74,849    2,420,617
#*  WPX Energy, Inc.                                       502,974    5,422,060
                                                                   ------------
Total Energy                                                        288,449,915
                                                                   ------------
Financials -- (20.7%)
    1st Constitution Bancorp                                 2,774       47,574
    1st Source Corp.                                        40,229    1,975,244
    A-Mark Precious Metals, Inc.                             5,846       88,099
    Access National Corp.                                   14,788      393,213
#   Affiliated Managers Group, Inc.                          6,030    1,120,555
    Aflac, Inc.                                             50,561    4,032,240
*   Alleghany Corp.                                          7,498    4,598,823
    Allstate Corp. (The)                                    41,222    3,751,202
#   Ally Financial, Inc.                                   307,805    6,968,705
*   Ambac Financial Group, Inc.                             50,082    1,023,175
    American Equity Investment Life Holding Co.            158,798    4,252,610
    American Express Co.                                    78,820    6,717,829
    American Financial Group, Inc.                          70,607    7,159,550
    American International Group, Inc.                      69,221    4,530,514
    American National Bankshares, Inc.                       6,941      262,023
    American National Insurance Co.                         21,575    2,567,425
    American River Bankshares                                4,649       64,854
    Ameriprise Financial, Inc.                              28,122    4,074,315
    Ameris Bancorp                                          54,422    2,492,528
#   AMERISAFE, Inc.                                         26,331    1,520,615
    AmeriServ Financial, Inc.                               17,822       70,397
#   Ames National Corp.                                        900       26,640

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Amtrust Financial Services, Inc.                        140,078 $ 2,241,248
*   Arch Capital Group, Ltd.                                 58,304   5,670,647
    Argo Group International Holdings, Ltd.                  44,536   2,669,933
    Arrow Financial Corp.                                    17,969     585,789
#   Arthur J Gallagher & Co.                                 14,066     826,940
#   Artisan Partners Asset Management, Inc. Class A           6,265     208,311
    Aspen Insurance Holdings, Ltd.                           84,541   4,125,601
    Associated Banc-Corp                                    177,826   4,258,933
    Assurant, Inc.                                           44,325   4,666,093
    Assured Guaranty, Ltd.                                  200,009   9,002,405
*   Asta Funding, Inc.                                        1,515      11,097
    Astoria Financial Corp.                                 213,460   4,307,623
    Atlantic American Corp.                                   5,179      18,644
*   Atlantic Coast Financial Corp.                            4,319      34,336
*   Atlanticus Holdings Corp.                                19,831      48,983
*   Atlas Financial Holdings, Inc.                            3,399      52,515
    Auburn National Bancorporation, Inc.                      1,260      46,633
    Axis Capital Holdings, Ltd.                              79,742   5,149,738
    Baldwin & Lyons, Inc. Class A                             1,285      29,941
    Baldwin & Lyons, Inc. Class B                            13,262     310,331
#   Banc of California, Inc.                                 57,307   1,177,659
    BancFirst Corp.                                          21,230   2,266,302
*   Bancorp, Inc. (The)                                      53,534     414,889
    BancorpSouth, Inc.                                      128,313   3,855,806
    Bank Mutual Corp.                                        54,299     540,275
    Bank of America Corp.                                 1,204,998  29,064,552
    Bank of Commerce Holdings                                 5,615      58,115
#   Bank of Hawaii Corp.                                     35,363   2,958,822
#   Bank of Marin Bancorp                                     3,938     262,468
    Bank of New York Mellon Corp. (The)                      95,987   5,090,191
#   Bank of the Ozarks, Inc.                                 52,678   2,273,056
    BankFinancial Corp.                                      35,242     527,925
    BankUnited, Inc.                                        112,600   3,875,692
    Banner Corp.                                             39,307   2,270,765
    Bar Harbor Bankshares                                    13,876     387,002
#   BB&T Corp.                                               95,749   4,530,843
#   BCB Bancorp, Inc.                                         7,110     106,650
    Beneficial Bancorp, Inc.                                 86,109   1,343,300
*   Berkshire Bancorp, Inc.                                   2,025      23,136
    Berkshire Hills Bancorp, Inc.                            47,853   1,777,739
    BGC Partners, Inc. Class A                              127,988   1,613,929
    BlackRock, Inc.                                           5,883   2,509,276
    Blue Hills Bancorp, Inc.                                  1,744      33,049
#*  BofI Holding, Inc.                                       60,340   1,681,676
    BOK Financial Corp.                                      55,430   4,715,430
    Boston Private Financial Holdings, Inc.                 156,144   2,396,810
    Bridge Bancorp, Inc.                                      4,660     151,450
    Brookline Bancorp, Inc.                                 126,453   1,877,827
    Brown & Brown, Inc.                                      38,480   1,716,208
    Bryn Mawr Bank Corp.                                     30,093   1,277,448
*   BSB Bancorp, Inc.                                         1,848      54,608
    C&F Financial Corp.                                       2,186     108,863
    California First National Bancorp                         6,388     106,360

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Camden National Corp.                                    19,957 $   838,194
    Canadian Imperial Bank of Commerce                        9,687     841,219
    Capital Bank Financial Corp. Class A                     39,588   1,504,344
    Capital City Bank Group, Inc.                            22,366     477,738
    Capital One Financial Corp.                              70,527   6,078,017
    Capitol Federal Financial, Inc.                         263,225   3,753,588
    Cathay General Bancorp                                  105,629   3,955,806
#   CBOE Holdings, Inc.                                      12,636   1,194,481
    CenterState Banks, Inc.                                  74,006   1,849,410
    Central Pacific Financial Corp.                          40,925   1,265,810
    Century Bancorp, Inc. Class A                             2,971     198,166
    Charles Schwab Corp. (The)                               31,812   1,364,735
    Charter Financial Corp.                                   5,705     102,576
    Chemical Financial Corp.                                 74,929   3,610,829
    Chubb, Ltd.                                              31,930   4,676,468
#   Cincinnati Financial Corp.                               75,578   5,756,020
    CIT Group, Inc.                                          76,639   3,651,848
    Citigroup, Inc.                                         312,527  21,392,473
#   Citizens & Northern Corp.                                   269       6,209
    Citizens Community Bancorp, Inc.                          3,663      51,099
#   Citizens Financial Group, Inc.                          137,837   4,835,322
    Citizens First Corp.                                      1,000      21,900
    Citizens Holding Co.                                      2,106      51,913
*   Citizens, Inc.                                           46,149     371,499
    City Holding Co.                                         22,994   1,509,096
#   Clifton Bancorp, Inc.                                    39,340     656,585
    CME Group, Inc.                                           7,914     970,415
    CNA Financial Corp.                                      18,368     954,218
    CNB Financial Corp.                                      12,102     319,009
    CNO Financial Group, Inc.                               235,316   5,384,030
    CoBiz Financial, Inc.                                    68,937   1,213,291
    Codorus Valley Bancorp, Inc.                              3,077      86,033
#   Cohen & Steers, Inc.                                     16,836     680,174
    Colony Bankcorp, Inc.                                     3,099      43,541
    Columbia Banking System, Inc.                           125,358   4,994,263
    Comerica, Inc.                                           76,472   5,529,690
#   Commerce Bancshares, Inc.                                56,819   3,297,775
    Commercial National Financial Corp.                       1,413      29,143
#   Community Bank System, Inc.                              71,634   3,932,707
    Community Trust Bancorp, Inc.                            24,914   1,076,285
    Community West Bancshares                                 2,000      20,700
    ConnectOne Bancorp, Inc.                                 32,404     729,090
*   Consumer Portfolio Services, Inc.                        49,069     201,674
#*  Cowen, Inc.                                              18,912     302,592
    Crawford & Co. Class A                                   34,203     254,128
#   Crawford & Co. Class B                                   14,955     134,296
#*  Credit Acceptance Corp.                                   9,229   2,298,944
*   CU Bancorp                                                4,499     166,013
#   Cullen/Frost Bankers, Inc.                               26,515   2,407,032
*   Customers Bancorp, Inc.                                  35,813   1,069,018
#   CVB Financial Corp.                                     140,463   3,025,573
    Diamond Hill Investment Group, Inc.                       1,302     257,145
    Dime Community Bancshares, Inc.                          66,392   1,380,954

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Discover Financial Services                               40,887 $2,491,654
    Donegal Group, Inc. Class A                               24,894    375,402
    Donegal Group, Inc. Class B                                3,821     59,417
*   Donnelley Financial Solutions, Inc.                       20,897    484,810
*   E*TRADE Financial Corp.                                   92,841  3,806,481
    Eagle Bancorp Montana, Inc.                                3,414     62,306
*   Eagle Bancorp, Inc.                                       37,599  2,348,058
    East West Bancorp, Inc.                                   64,182  3,657,090
#   Eaton Vance Corp.                                         25,477  1,250,666
*   eHealth, Inc.                                             18,736    318,699
    EMC Insurance Group, Inc.                                 22,745    630,037
    Employers Holdings, Inc.                                  43,118  1,869,165
*   Encore Capital Group, Inc.                                40,928  1,641,213
*   Enova International, Inc.                                 43,119    625,226
*   Enstar Group, Ltd.                                        15,614  3,163,396
    Enterprise Bancorp, Inc.                                   5,800    195,982
    Enterprise Financial Services Corp.                       30,818  1,218,852
    Erie Indemnity Co. Class A                                 7,983  1,017,513
    ESSA Bancorp, Inc.                                        11,606    171,189
#*  Essent Group, Ltd.                                        21,349    820,229
#   Evans Bancorp, Inc.                                        2,412     98,289
    Evercore Partners, Inc. Class A                           19,218  1,511,496
    Everest Re Group, Ltd.                                    20,138  5,284,010
*   Ezcorp, Inc. Class A                                      65,232    508,810
#   FactSet Research Systems, Inc.                             5,700    953,154
    Fairfax Financial Holdings, Ltd.                           3,540  1,685,928
    Farmers Capital Bank Corp.                                 6,521    244,864
    Farmers National Banc Corp.                                  300      4,125
    FBL Financial Group, Inc. Class A                         32,494  2,206,343
*   FCB Financial Holdings, Inc. Class A                      47,398  2,234,816
    Federal Agricultural Mortgage Corp. Class A                  987     66,129
    Federal Agricultural Mortgage Corp. Class C               11,886    814,904
#   Federated Investors, Inc. Class B                         41,610  1,199,616
    Federated National Holding Co.                            25,970    413,442
#   Fidelity & Guaranty Life                                   1,412     43,984
    Fidelity Southern Corp.                                   38,641    813,779
    Fifth Third Bancorp                                      213,576  5,702,479
#   Financial Engines, Inc.                                   52,599  2,022,432
    Financial Institutions, Inc.                              18,667    548,810
*   First Acceptance Corp.                                    27,407     24,666
    First American Financial Corp.                           149,802  7,251,915
    First Bancorp(318910106)                                  25,123    786,350
*   First BanCorp(318672706)                                 123,500    723,710
    First Bancorp, Inc.                                       11,243    302,886
*   First Bancshares, Inc.                                       700      8,120
#   First Bancshares, Inc. (The)                                 222      6,161
    First Busey Corp.                                         56,472  1,651,241
    First Business Financial Services, Inc.                    9,669    205,563
    First Citizens BancShares, Inc. Class A                   11,878  4,371,342
    First Commonwealth Financial Corp.                       172,895  2,252,822
    First Community Bancshares, Inc.                          23,114    629,163
    First Connecticut Bancorp, Inc.                            5,048    129,229
    First Defiance Financial Corp.                            10,928    565,524

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Financial Bancorp                                 119,369 $ 3,055,846
#   First Financial Bankshares, Inc.                         31,164   1,347,843
    First Financial Corp.                                    12,972     597,361
    First Financial Northwest, Inc.                          19,410     318,518
*   First Foundation, Inc.                                    1,012      17,548
#   First Horizon National Corp.                            292,586   5,099,774
    First Interstate Bancsystem, Inc. Class A                49,976   1,826,623
    First Merchants Corp.                                    66,676   2,696,377
    First Midwest Bancorp, Inc.                             169,007   3,753,645
    First of Long Island Corp. (The)                         10,387     290,317
#   First Republic Bank                                      17,944   1,800,322
    First South Bancorp, Inc.                                 7,807     134,358
*   First United Corp.                                        4,159      62,801
    FirstCash, Inc.                                          75,437   4,386,662
*   Flagstar Bancorp, Inc.                                   65,966   2,147,853
    Flushing Financial Corp.                                 55,135   1,573,002
    FNB Corp.                                               386,279   5,292,022
    FNF Group                                               190,265   9,296,348
*   FNFV Group                                               63,414   1,093,892
    Franklin Resources, Inc.                                 27,478   1,230,465
    Fulton Financial Corp.                                  236,602   4,317,986
    Gain Capital Holdings, Inc.                              67,493     452,878
*   GAINSCO, Inc.                                             1,497      25,861
*   Genworth Financial, Inc. Class A                        299,377   1,026,863
#   German American Bancorp, Inc.                            27,225     975,472
#   Glacier Bancorp, Inc.                                    84,021   2,934,013
*   Global Indemnity, Ltd.                                   19,269     746,866
    Goldman Sachs Group, Inc. (The)                          44,550  10,038,451
*   Great Elm Capital Group, Inc.                             1,552       5,354
    Great Southern Bancorp, Inc.                             20,100   1,044,195
    Great Western Bancorp, Inc.                              47,198   1,841,194
*   Green Bancorp, Inc.                                      10,718     240,619
#*  Green Dot Corp. Class A                                  69,471   2,795,513
#   Greenhill & Co., Inc.                                    10,704     198,024
*   Greenlight Capital Re, Ltd. Class A                      53,491   1,144,707
    Guaranty Bancorp                                         17,292     460,832
    Guaranty Federal Bancshares, Inc.                         1,886      40,549
*   Hallmark Financial Services, Inc.                        29,577     332,741
    Hancock Holding Co.                                     128,012   5,888,552
    Hanmi Financial Corp.                                    64,150   1,837,898
    Hanover Insurance Group, Inc. (The)                      59,753   5,668,170
    Harleysville Financial Corp.                              2,920      66,430
    Hartford Financial Services Group, Inc. (The)           171,851   9,451,805
    Hawthorn Bancshares, Inc.                                 2,475      50,304
#   HCI Group, Inc.                                          23,797   1,073,007
    Heartland Financial USA, Inc.                            29,599   1,394,113
    Hennessy Advisors, Inc.                                   1,171      18,549
    Heritage Commerce Corp.                                  43,684     606,771
    Heritage Financial Corp.                                 36,015     979,608
    Hilltop Holdings, Inc.                                  181,844   4,551,555
    Hingham Institution for Savings                           1,338     236,692
*   HMN Financial, Inc.                                       1,450      26,100
    Home Bancorp, Inc.                                        7,010     284,045

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
#   Home BancShares, Inc.                                   127,942 $ 3,172,962
*   HomeStreet, Inc.                                         29,878     784,298
*   HomeTrust Bancshares, Inc.                                9,675     233,651
    Hope Bancorp, Inc.                                      243,506   4,293,011
    HopFed Bancorp, Inc.                                      2,207      32,178
    Horace Mann Educators Corp.                              51,415   1,897,213
    Horizon Bancorp                                          16,662     439,377
    Houlihan Lokey, Inc.                                      6,827     253,828
    Huntington Bancshares, Inc.                             600,769   7,960,189
    Iberiabank Corp.                                         65,083   5,261,961
    Independent Bank Corp.(453836108)                        43,511   3,104,510
    Independent Bank Corp.(453838609)                         7,338     155,566
    Independent Bank Group, Inc.                             13,782     831,744
    Infinity Property & Casualty Corp.                       11,735   1,174,087
#   Interactive Brokers Group, Inc. Class A                 130,414   5,223,081
    Intercontinental Exchange, Inc.                          35,550   2,371,540
    International Bancshares Corp.                          106,125   3,756,825
*   INTL. FCStone, Inc.                                      30,647   1,199,217
    Invesco, Ltd.                                           171,277   5,955,301
    Investment Technology Group, Inc.                        53,366   1,177,788
    Investors Bancorp, Inc.                                 408,417   5,423,778
    Investors Title Co.                                       1,606     283,491
    James River Group Holdings, Ltd.                         31,162   1,251,466
#*  Janus Henderson Group P.L.C.                             97,469   3,264,237
    JPMorgan Chase & Co.                                    550,713  50,555,453
    Kearny Financial Corp.                                   64,182     937,057
    Kemper Corp.                                             89,118   3,497,881
    Kentucky First Federal Bancorp                            2,320      22,736
    KeyCorp                                                 236,119   4,259,587
#*  Ladenburg Thalmann Financial Services, Inc.              58,776     134,009
    Lakeland Bancorp, Inc.                                   54,526   1,055,078
    Lakeland Financial Corp.                                 37,698   1,734,108
    Landmark Bancorp, Inc.                                    3,026      89,721
    Lazard, Ltd. Class A                                     10,984     513,063
    LegacyTexas Financial Group, Inc.                        67,367   2,608,450
#   Legg Mason, Inc.                                        112,058   4,483,441
#*  LendingClub Corp.                                       376,417   1,908,434
#*  LendingTree, Inc.                                         7,163   1,580,158
    Leucadia National Corp.                                 156,313   4,068,827
    Lincoln National Corp.                                  114,651   8,376,402
    Loews Corp.                                             114,074   5,553,122
    LPL Financial Holdings, Inc.                             43,478   1,989,553
    M&T Bank Corp.                                           11,270   1,838,701
    Macatawa Bank Corp.                                      41,344     398,970
    Mackinac Financial Corp.                                  6,295      91,529
*   Magyar Bancorp, Inc.                                      1,971      25,189
    Maiden Holdings, Ltd.                                   122,676   1,361,704
    MainSource Financial Group, Inc.                         36,763   1,284,499
    Manning & Napier, Inc.                                    8,160      33,048
#*  Markel Corp.                                              5,644   6,047,602
#   MarketAxess Holdings, Inc.                                7,069   1,434,229
    Marlin Business Services Corp.                           19,551     508,326
    MB Financial, Inc.                                      103,287   4,224,438

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
#*  MBIA, Inc.                                               282,838 $2,876,462
    MBT Financial Corp.                                       11,984    115,046
    Mercantile Bank Corp.                                     17,805    566,555
#   Mercury General Corp.                                     38,303  2,293,967
    Meridian Bancorp, Inc.                                    62,808  1,108,561
    Meta Financial Group, Inc.                                14,279  1,018,093
    MetLife, Inc.                                            108,351  5,959,305
*   MGIC Investment Corp.                                     70,927    827,718
    Mid Penn Bancorp, Inc.                                       778     21,006
    Midland States Bancorp, Inc.                                 562     17,849
    MidSouth Bancorp, Inc.                                    10,806    121,568
    MidWestOne Financial Group, Inc.                           7,774    267,581
    Moelis & Co. Class A                                      11,024    450,882
    Morgan Stanley                                           171,784  8,056,670
    Morningstar, Inc.                                          4,010    331,106
*   MSB Financial Corp.                                        1,253     21,677
    MSCI, Inc.                                                18,036  1,965,022
    MutualFirst Financial, Inc.                                5,851    204,200
    Nasdaq, Inc.                                              37,150  2,762,845
    National Bank Holdings Corp. Class A                      49,963  1,705,237
    National General Holdings Corp.                           43,663    926,092
    National Western Life Group, Inc. Class A                  2,737    921,247
#*  Nationstar Mortgage Holdings, Inc.                        40,909    729,407
    Navient Corp.                                            403,499  5,951,610
    Navigators Group, Inc. (The)                              47,437  2,703,909
    NBT Bancorp, Inc.                                         69,890  2,525,825
    Nelnet, Inc. Class A                                      55,598  2,729,306
#   New York Community Bancorp, Inc.                         206,831  2,715,691
    NewStar Financial, Inc.                                   46,778    511,751
*   Nicholas Financial, Inc.                                   8,092     71,210
*   NMI Holdings, Inc. Class A                                21,140    249,452
    Northeast Community Bancorp, Inc.                         10,523     95,759
    Northern Trust Corp.                                      27,650  2,419,651
    Northfield Bancorp, Inc.                                  88,208  1,481,012
    Northrim BanCorp, Inc.                                     7,238    210,988
    Northwest Bancshares, Inc.                               199,334  3,209,277
#   Norwood Financial Corp.                                    1,641     70,300
    OceanFirst Financial Corp.                                47,142  1,276,605
#*  Ocwen Financial Corp.                                     44,269    127,052
    OFG Bancorp                                               82,658    830,713
#   Ohio Valley Banc Corp.                                     2,002     67,768
    Old Line Bancshares, Inc.                                  4,510    122,131
    Old National Bancorp                                     231,837  3,778,943
#   Old Point Financial Corp.                                    700     22,484
    Old Republic International Corp.                         290,533  5,700,257
    Old Second Bancorp, Inc.                                  17,178    203,559
    OM Asset Management P.L.C.                                 3,415     51,464
    OneBeacon Insurance Group, Ltd. Class A                   37,573    688,337
#*  OneMain Holdings, Inc.                                    19,845    530,655
    Oppenheimer Holdings, Inc. Class A                         9,819    154,649
    Opus Bank                                                 16,178    385,036
    Oritani Financial Corp.                                   80,638  1,338,591
    Pacific Continental Corp.                                 24,059    611,099

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
#*  Pacific Mercantile Bancorp                               11,608 $    91,703
*   Pacific Premier Bancorp, Inc.                            44,584   1,600,566
    PacWest Bancorp                                         110,924   5,326,570
#   Park National Corp.                                      11,935   1,178,820
    Park Sterling Corp.                                      46,022     534,776
#   Patriot National Bancorp, Inc.                              150       2,445
    Peapack Gladstone Financial Corp.                        19,775     618,364
    Penns Woods Bancorp, Inc.                                 4,555     195,182
*   PennyMac Financial Services, Inc. Class A                 3,645      63,423
#   People's United Financial, Inc.                         192,265   3,353,102
#   Peoples Bancorp of North Carolina, Inc.                   3,297     104,251
    Peoples Bancorp, Inc.                                    19,560     637,656
*   PHH Corp.                                                57,045     786,080
    Pinnacle Financial Partners, Inc.                        64,404   4,115,416
    Piper Jaffray Cos.                                       20,441   1,275,518
    PJT Partners, Inc. Class A                                2,999     130,097
    PNC Financial Services Group, Inc. (The)                 60,606   7,806,053
    Popular, Inc.                                           116,807   4,922,247
#*  PRA Group, Inc.                                          34,197   1,340,522
    Preferred Bank                                           15,562     873,806
    Premier Financial Bancorp, Inc.                           7,077     134,463
#   Primerica, Inc.                                          66,640   5,401,172
    Principal Financial Group, Inc.                         157,281  10,498,507
    ProAssurance Corp.                                       67,243   4,155,617
    Progressive Corp. (The)                                  31,737   1,495,765
    Prosperity Bancshares, Inc.                              75,164   4,818,012
    Provident Financial Holdings, Inc.                        9,638     183,122
    Provident Financial Services, Inc.                      101,274   2,685,786
    Prudential Bancorp, Inc.                                  4,696      80,630
    Prudential Financial, Inc.                               53,496   6,057,352
    Pzena Investment Management, Inc. Class A                 5,580      58,869
    QCR Holdings, Inc.                                        4,140     190,233
    Radian Group, Inc.                                      128,091   2,231,345
    Raymond James Financial, Inc.                            33,270   2,767,731
*   Regional Management Corp.                                 4,552     109,202
    Regions Financial Corp.                                 601,406   8,780,528
    Reinsurance Group of America, Inc.                       31,131   4,364,566
    RenaissanceRe Holdings, Ltd.                             40,926   6,012,439
    Renasant Corp.                                           58,607   2,484,351
    Republic Bancorp, Inc. Class A                           22,425     805,058
#*  Republic First Bancorp, Inc.                             20,713     184,346
    Riverview Bancorp, Inc.                                  13,240     100,492
#   RLI Corp.                                                27,009   1,568,143
*   Royal Bancshares of Pennsylvania, Inc. Class A           12,894      55,315
    S&T Bancorp, Inc.                                        48,662   1,843,317
*   Safeguard Scientifics, Inc.                              42,737     508,570
    Safety Insurance Group, Inc.                             26,070   1,849,666
    Salisbury Bancorp, Inc.                                     856      36,209
    Sandy Spring Bancorp, Inc.                               35,619   1,426,185
*   Santander Consumer USA Holdings, Inc.                    85,137   1,090,605
    SB Financial Group, Inc.                                  3,194      56,342
*   Seacoast Banking Corp. of Florida                        19,589     457,795

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
*   Security National Financial Corp. Class A                  4,803 $   30,499
    SEI Investments Co.                                       12,500    706,375
*   Select Bancorp, Inc.                                       2,187     25,894
#   Selective Insurance Group, Inc.                           92,953  4,708,069
#   ServisFirst Bancshares, Inc.                              21,496    781,165
    Shore Bancshares, Inc.                                     7,198    121,574
    SI Financial Group, Inc.                                   9,640    148,938
#   Siebert Financial Corp.                                    9,393     37,666
    Sierra Bancorp                                            15,922    436,263
*   Signature Bank                                            12,992  1,800,431
#   Silvercrest Asset Management Group, Inc. Class A           3,950     49,968
    Simmons First National Corp. Class A                      41,632  2,271,026
*   SLM Corp.                                                282,090  3,125,557
    South State Corp.                                         38,485  3,223,119
*   Southern First Bancshares, Inc.                            2,325     85,676
    Southern Missouri Bancorp, Inc.                            2,930     94,961
    Southern National Bancorp of Virginia, Inc.                2,189     37,038
    Southside Bancshares, Inc.                                37,462  1,301,055
    Southwest Bancorp, Inc.                                   36,281    946,934
    Southwest Georgia Financial Corp.                          1,854     36,524
    State Auto Financial Corp.                                42,621  1,099,196
    State Bank Financial Corp.                                26,258    720,782
    State National Cos., Inc.                                  7,481    156,203
    State Street Corp.                                        29,032  2,706,653
#   Sterling Bancorp                                         190,797  4,407,411
    Stewart Information Services Corp.                        37,856  1,487,741
*   Stifel Financial Corp.                                    65,845  3,348,218
#   Stock Yards Bancorp, Inc.                                 32,058  1,149,279
    Stonegate Bank                                             4,244    197,558
#   Summit Financial Group, Inc.                               1,980     43,144
    Summit State Bank                                          3,570     46,410
    Sun Bancorp, Inc.                                         14,151    344,577
    SunTrust Banks, Inc.                                      61,177  3,504,830
#   Sussex Bancorp                                             2,146     51,504
#*  SVB Financial Group                                       12,485  2,227,823
    Synchrony Financial                                       86,437  2,620,770
    Synovus Financial Corp.                                  175,916  7,648,828
#   T Rowe Price Group, Inc.                                  20,541  1,699,152
    TCF Financial Corp.                                      247,916  3,907,156
#   TD Ameritrade Holding Corp.                               19,229    879,342
    Territorial Bancorp, Inc.                                 16,191    487,835
    Teton Advisors, Inc. Class A                                  39      1,453
#*  Texas Capital Bancshares, Inc.                            64,077  5,020,433
#   TFS Financial Corp.                                       44,220    706,636
*   Third Point Reinsurance, Ltd.                             47,251    687,502
    Timberland Bancorp, Inc.                                   3,941    106,249
    Tiptree, Inc.                                             72,177    494,412
#   Tompkins Financial Corp.                                  21,805  1,716,272
    Torchmark Corp.                                           34,307  2,709,224
    Towne Bank                                                70,911  2,219,514
    Travelers Cos., Inc. (The)                                45,416  5,817,335
    Trico Bancshares                                          29,848  1,101,391
*   TriState Capital Holdings, Inc.                           19,020    437,460

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    TrustCo Bank Corp. NY                                   195,240 $ 1,620,492
#   Trustmark Corp.                                         115,267   3,683,933
    U.S. Bancorp.                                           107,594   5,678,811
#   UMB Financial Corp.                                      56,515   3,936,835
    Umpqua Holdings Corp.                                   263,819   4,891,204
    Union Bankshares Corp.                                   61,409   1,896,924
    Union Bankshares, Inc.                                    2,000      87,700
    United Bancshares, Inc.                                   2,040      45,696
#   United Bankshares, Inc.                                 135,659   4,680,235
    United Community Bancorp                                    993      18,966
    United Community Banks, Inc.                            109,553   3,041,191
    United Community Financial Corp.                         34,835     320,482
    United Financial Bancorp, Inc.                           76,387   1,381,841
    United Fire Group, Inc.                                  31,660   1,428,499
#   United Insurance Holdings Corp.                          22,771     363,425
    United Security Bancshares                               12,137     114,088
#   Unity Bancorp, Inc.                                       6,994     129,389
    Universal Insurance Holdings, Inc.                       77,807   1,855,697
    Univest Corp. of Pennsylvania                            38,421   1,171,841
    Unum Group                                              115,811   5,805,605
    Validus Holdings, Ltd.                                  106,222   5,713,681
#   Valley National Bancorp                                 270,071   3,208,443
    Value Line, Inc.                                          3,839      67,912
#   Virtu Financial, Inc. Class A                             4,012      66,399
#   Virtus Investment Partners, Inc.                         10,643   1,253,745
    Voya Financial, Inc.                                     70,930   2,783,293
#   Waddell & Reed Financial, Inc. Class A                   64,970   1,342,930
*   Walker & Dunlop, Inc.                                    53,691   2,697,973
    Washington Federal, Inc.                                129,533   4,332,879
    Washington Trust Bancorp, Inc.                           21,430   1,166,864
    WashingtonFirst Bankshares, Inc.                          1,147      39,273
    Waterstone Financial, Inc.                               40,622     765,725
    Wayne Savings Bancshares, Inc.                            1,684      29,302
    Webster Financial Corp.                                 128,628   6,679,652
    Wells Fargo & Co.                                       846,080  45,637,555
    WesBanco, Inc.                                           57,809   2,210,038
    West Bancorporation, Inc.                                25,880     595,240
#   Westamerica Bancorporation                               19,828   1,084,988
*   Western Alliance Bancorp                                103,524   5,215,539
    Western New England Bancorp, Inc.                        42,262     420,507
#   Westwood Holdings Group, Inc.                             7,563     445,839
    White Mountains Insurance Group, Ltd.                     3,341   2,888,629
    Willis Towers Watson P.L.C.                              12,046   1,793,408
    Wintrust Financial Corp.                                 78,278   5,895,116
#   WisdomTree Investments, Inc.                             44,385     463,379
*   World Acceptance Corp.                                    9,747     736,581
#   WR Berkley Corp.                                        105,115   7,249,782
    WSFS Financial Corp.                                     36,387   1,642,873
    WVS Financial Corp.                                       1,627      26,121
*   Xenith Bankshares, Inc.                                      52       1,465
    XL Group, Ltd.                                          134,906   5,989,826

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
#   Zions Bancorporation                                 103,147 $    4,674,622
                                                                 --------------
Total Financials                                                  1,062,737,433
                                                                 --------------
Health Care -- (7.6%)
*   AAC Holdings, Inc.                                     1,086          6,809
#   Abaxis, Inc.                                          10,947        514,509
    Abbott Laboratories                                  127,478      6,269,368
*   ABIOMED, Inc.                                          2,919        432,275
#*  Acadia Healthcare Co., Inc.                          105,958      5,608,357
*   Accuray, Inc.                                         19,449         82,658
    Aceto Corp.                                           46,953        792,567
#*  Acorda Therapeutics, Inc.                             62,754      1,358,624
#*  Adamas Pharmaceuticals, Inc.                          13,833        240,003
*   Addus HomeCare Corp.                                  19,099        648,411
    Aetna, Inc.                                           41,410      6,389,977
    Agilent Technologies, Inc.                            29,267      1,749,874
#*  Akebia Therapeutics, Inc.                              2,541         33,516
*   Akorn, Inc.                                           41,636      1,399,802
*   Albany Molecular Research, Inc.                       35,314        767,726
*   Alere, Inc.                                           90,727      4,571,734
*   Alexion Pharmaceuticals, Inc.                          6,740        925,672
#*  Align Technology, Inc.                                13,755      2,300,249
#*  Alkermes P.L.C.                                        9,386        510,692
    Allergan P.L.C.                                       38,459      9,704,359
*   Alliance HealthCare Services, Inc.                     5,402         71,577
*   Allied Healthcare Products, Inc.                       2,460          5,166
*   Allscripts Healthcare Solutions, Inc.                230,210      2,833,885
*   Almost Family, Inc.                                   24,230      1,198,173
#*  Alnylam Pharmaceuticals, Inc.                         10,076        833,688
*   AMAG Pharmaceuticals, Inc.                            20,697        406,696
*   Amedisys, Inc.                                        39,104      1,851,965
*   American Shared Hospital Services                        900          3,375
#   AmerisourceBergen Corp.                                5,303        497,527
    Amgen, Inc.                                           26,868      4,688,735
#*  AMN Healthcare Services, Inc.                         75,322      2,779,382
#*  Amphastar Pharmaceuticals, Inc.                       25,608        442,506
    Analogic Corp.                                        14,853      1,042,681
*   AngioDynamics, Inc.                                   58,797        955,451
*   ANI Pharmaceuticals, Inc.                              3,047        148,480
*   Anika Therapeutics, Inc.                              21,990      1,125,008
    Anthem, Inc.                                          52,191      9,718,486
*   Aptevo Therapeutics, Inc.                             31,842         58,589
#*  Aralez Pharmaceuticals, Inc.                          21,717         26,278
*   Assembly Biosciences, Inc.                             5,098        114,246
#*  athenahealth, Inc.                                     4,256        588,690
    Atrion Corp.                                           1,887      1,192,961
    Baxter International, Inc.                            27,355      1,654,430
    Becton Dickinson and Co.                               9,125      1,837,775
*   Bio-Rad Laboratories, Inc. Class A                    16,221      3,822,154
*   Bio-Rad Laboratories, Inc. Class B                     1,277        301,723
#   Bio-Techne Corp.                                      10,652      1,234,673
*   Biogen, Inc.                                           6,870      1,989,483
#*  BioMarin Pharmaceutical, Inc.                          4,800        421,104

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
#*  BioScrip, Inc.                                            87,873 $  253,953
*   BioSpecifics Technologies Corp.                            5,511    268,110
#*  BioTelemetry, Inc.                                        39,890  1,364,238
*   Bioverativ, Inc.                                          12,470    772,766
#*  Bluebird Bio, Inc.                                         4,569    430,628
*   Boston Scientific Corp.                                   33,151    882,480
*   Bovie Medical Corp.                                       13,510     34,180
*   Brookdale Senior Living, Inc.                            176,118  2,500,876
    Bruker Corp.                                              22,783    653,416
#*  Cambrex Corp.                                             44,957  2,742,377
    Cantel Medical Corp.                                      13,413    995,245
#*  Capital Senior Living Corp.                               47,675    657,915
#*  Cara Therapeutics, Inc.                                    8,235    115,619
    Cardinal Health, Inc.                                     11,763    908,809
*   Catalent, Inc.                                            28,653    994,259
#*  Celldex Therapeutics, Inc.                                 7,755     17,759
*   Cempra, Inc.                                              10,300     41,200
*   Centene Corp.                                             65,041  5,165,556
#*  Cerner Corp.                                               8,000    514,960
*   Charles River Laboratories International, Inc.            15,759  1,547,534
#   Chemed Corp.                                               9,623  1,900,542
    Cigna Corp.                                               18,390  3,191,768
#*  Civitas Solutions, Inc.                                    5,668    101,174
#*  Clovis Oncology, Inc.                                      2,393    202,950
#*  Community Health Systems, Inc.                           160,939  1,150,714
#   Computer Programs & Systems, Inc.                          7,500    229,875
*   Concert Pharmaceuticals, Inc.                              9,417    135,887
#   CONMED Corp.                                              33,865  1,737,952
#   Cooper Cos., Inc. (The)                                    4,843  1,181,062
#*  Corcept Therapeutics, Inc.                                25,639    319,718
*   CorVel Corp.                                              13,794    655,905
    CR Bard, Inc.                                              4,262  1,366,397
*   Cross Country Healthcare, Inc.                            41,631    489,581
*   CryoLife, Inc.                                            51,939    973,856
*   Cumberland Pharmaceuticals, Inc.                          30,478    204,812
*   Cutera, Inc.                                              16,314    424,980
#*  Cyclacel Pharmaceuticals, Inc.                             2,700      4,509
    Danaher Corp.                                             46,052  3,752,777
*   DaVita, Inc.                                              43,264  2,802,642
    DENTSPLY SIRONA, Inc.                                     80,030  4,964,261
#*  Depomed, Inc.                                             18,005    185,632
#*  DexCom, Inc.                                               3,531    235,200
#*  Dicerna Pharmaceuticals, Inc.                              1,693      6,366
    Digirad Corp.                                             16,700     68,470
*   Diplomat Pharmacy, Inc.                                  112,006  1,777,535
*   Edwards Lifesciences Corp.                                13,100  1,508,858
*   Electromed, Inc.                                           3,600     22,176
#*  Emergent BioSolutions, Inc.                               56,205  2,044,176
*   Enanta Pharmaceuticals, Inc.                              12,298    468,677
*   Endo International P.L.C.                                174,471  1,922,670
#   Ensign Group, Inc. (The)                                  69,328  1,550,867
#*  Envision Healthcare Corp.                                 59,362  3,349,798
*   Enzo Biochem, Inc.                                        61,570    668,035

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*  Exact Sciences Corp.                                      5,393 $   209,248
*   Exactech, Inc.                                           16,995     495,404
*   Exelixis, Inc.                                            2,843      77,074
*   Express Scripts Holding Co.                              71,160   4,457,462
#*  Five Prime Therapeutics, Inc.                            43,089   1,212,524
*   Five Star Senior Living, Inc.                            17,828      28,525
#*  Genesis Healthcare, Inc.                                 15,256      21,969
    Gilead Sciences, Inc.                                    60,687   4,617,674
#*  Globus Medical, Inc. Class A                             62,460   1,920,645
*   Haemonetics Corp.                                        60,528   2,489,517
#*  Halyard Health, Inc.                                     77,404   3,113,189
#*  Hanger, Inc.                                             38,027     441,113
*   Harvard Bioscience, Inc.                                 53,799     150,637
#*  HealthEquity, Inc.                                       10,884     499,249
    HealthSouth Corp.                                        21,897     931,936
*   HealthStream, Inc.                                       46,827   1,106,054
*   Henry Schein, Inc.                                        8,644   1,575,023
#*  Heska Corp.                                               3,188     349,214
    Hill-Rom Holdings, Inc.                                  38,499   2,868,945
*   HMS Holdings Corp.                                       90,584   1,818,927
#*  Hologic, Inc.                                            56,601   2,502,330
*   Horizon Pharma P.L.C.                                    97,938   1,173,297
    Humana, Inc.                                             17,598   4,068,658
*   Icad, Inc.                                                1,300       5,070
*   ICU Medical, Inc.                                        17,168   2,951,179
#*  IDEXX Laboratories, Inc.                                  2,498     415,817
*   Illumina, Inc.                                            8,820   1,533,357
#*  Impax Laboratories, Inc.                                 63,236   1,223,617
*   INC Research Holdings, Inc. Class A                      32,929   1,811,095
*   Incyte Corp.                                              4,323     576,213
*   InfuSystem Holdings, Inc.                                 6,961      12,878
#*  Innoviva, Inc.                                            3,555      48,775
*   Inogen, Inc.                                              6,718     634,045
#*  Insys Therapeutics, Inc.                                  3,050      34,953
*   Integer Holdings Corp.                                   35,919   1,645,090
#*  Integra LifeSciences Holdings Corp.                      32,672   1,622,492
*   Intuitive Surgical, Inc.                                  1,500   1,407,390
#   Invacare Corp.                                           64,126   1,003,572
#*  Ionis Pharmaceuticals, Inc.                               8,575     449,330
#*  iRadimed Corp.                                            3,451      33,992
*   IRIDEX Corp.                                              4,733      44,490
#*  Jazz Pharmaceuticals P.L.C.                               4,993     766,975
    Johnson & Johnson                                       114,841  15,241,698
#*  Juniper Pharmaceuticals, Inc.                             5,887      29,141
*   Karyopharm Therapeutics, Inc.                             6,200      52,328
    Kewaunee Scientific Corp.                                 2,037      51,536
*   Kindred Biosciences, Inc.                                52,740     385,002
    Kindred Healthcare, Inc.                                185,454   1,659,813
#*  Kite Pharma, Inc.                                         3,956     428,870
*   Laboratory Corp. of America Holdings                     15,677   2,491,232
    Landauer, Inc.                                            5,838     317,879
#*  Lannett Co., Inc.                                        22,843     464,855
*   Lantheus Holdings, Inc.                                   3,538      65,276

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#   LeMaitre Vascular, Inc.                                  22,283 $   803,748
*   LHC Group, Inc.                                          25,238   1,461,280
*   LifePoint Health, Inc.                                   71,791   4,264,385
#*  Ligand Pharmaceuticals, Inc.                              3,504     423,669
*   Lipocine, Inc.                                           18,258      92,568
*   LivaNova P.L.C.                                          14,338     873,758
    Luminex Corp.                                            46,683     953,734
*   Magellan Health, Inc.                                    46,829   3,491,102
#*  Mallinckrodt P.L.C.                                      62,461   2,860,714
*   Masimo Corp.                                             18,599   1,759,465
    McKesson Corp.                                           15,324   2,480,496
#*  Medicines Co. (The)                                       7,465     287,029
#*  MediciNova, Inc.                                          4,568      23,799
#*  Medidata Solutions, Inc.                                  2,084     160,072
#*  MEDNAX, Inc.                                             43,597   2,048,187
    Medtronic P.L.C.                                         68,039   5,713,235
    Merck & Co., Inc.                                       149,737   9,565,200
#   Meridian Bioscience, Inc.                                38,301     518,979
*   Merit Medical Systems, Inc.                              66,660   2,733,060
*   Micron Solutions, Inc.                                    1,153       4,566
#*  Mirati Therapeutics, Inc.                                 2,383      11,915
*   Misonix, Inc.                                             3,363      28,586
#*  Molina Healthcare, Inc.                                  57,049   3,810,873
#*  Momenta Pharmaceuticals, Inc.                            28,579     472,982
*   Mylan NV                                                 49,236   1,919,712
#*  Myriad Genetics, Inc.                                    73,233   1,777,365
    National HealthCare Corp.                                17,345   1,130,374
#   National Research Corp. Class A                          14,574     428,476
    National Research Corp. Class B                           2,429     122,519
*   Natus Medical, Inc.                                      33,750   1,188,000
#*  Neogen Corp.                                             12,896     849,460
#*  Neurocrine Biosciences, Inc.                              5,994     287,892
#*  NuVasive, Inc.                                           15,985   1,051,653
*   Nuvectra Corp.                                            8,480      98,877
#*  Omnicell, Inc.                                           47,483   2,355,157
#*  Opko Health, Inc.                                        74,958     483,479
*   OraSure Technologies, Inc.                               82,817   1,452,610
*   Orthofix International NV                                25,050   1,086,669
*   Otonomy, Inc.                                             4,502      84,638
#*  OvaScience, Inc.                                            314         477
#   Owens & Minor, Inc.                                      91,532   2,950,076
*   PAREXEL International Corp.                              20,429   1,787,946
#   Patterson Cos., Inc.                                     90,427   3,772,614
#   PDL BioPharma, Inc.                                      63,262     143,605
    PerkinElmer, Inc.                                        17,837   1,174,210
#   Perrigo Co. P.L.C.                                       12,508     937,099
    Pfizer, Inc.                                            448,468  14,871,199
*   PharMerica Corp.                                         51,384   1,292,308
    Phibro Animal Health Corp. Class A                        9,527     363,931
*   PRA Health Sciences, Inc.                                 8,726     649,214
#*  Premier, Inc. Class A                                    19,141     668,021
*   Prestige Brands Holdings, Inc.                           50,165   2,690,349
#*  Progenics Pharmaceuticals, Inc.                           5,629      33,943

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
Health Care -- (Continued)
*   ProPhase Labs, Inc.                                       6,052 $    12,649
*   Providence Service Corp. (The)                           26,296   1,355,296
#*  PTC Therapeutics, Inc.                                   17,954     370,211
*   Quality Systems, Inc.                                    61,569   1,052,830
    Quest Diagnostics, Inc.                                  28,929   3,133,300
#*  Quidel Corp.                                             27,966     894,632
#*  Quintiles IMS Holdings, Inc.                             23,537   2,131,275
*   Quorum Health Corp.                                      41,309     140,864
#*  RadNet, Inc.                                             29,019     223,446
*   Regeneron Pharmaceuticals, Inc.                           4,715   2,317,988
#*  Repligen Corp.                                           15,944     642,065
#   ResMed, Inc.                                              9,600     740,352
#*  Retrophin, Inc.                                          10,929     221,203
#*  Rigel Pharmaceuticals, Inc.                              52,846     125,245
*   RTI Surgical, Inc.                                       94,685     539,705
*   Sangamo Therapeutics, Inc.                                3,500      30,100
*   SciClone Pharmaceuticals, Inc.                           87,759     960,961
*   SeaSpine Holdings Corp.                                   9,468     106,799
#*  Seattle Genetics, Inc.                                    7,900     398,950
*   Select Medical Holdings Corp.                           221,452   3,587,522
    Simulations Plus, Inc.                                    8,722     129,086
*   Spectrum Pharmaceuticals, Inc.                           72,811     543,170
#   STERIS P.L.C.                                            16,038   1,312,710
    Stryker Corp.                                             9,409   1,384,064
#*  Sucampo Pharmaceuticals, Inc. Class A                    25,536     277,066
#*  Supernus Pharmaceuticals, Inc.                           22,318     902,763
#*  Surgery Partners, Inc.                                    5,508     109,334
*   Surmodics, Inc.                                          21,529     566,213
#*  Taro Pharmaceutical Industries, Ltd.                      7,827     894,861
    Teleflex, Inc.                                            8,037   1,665,427
#*  Tenet Healthcare Corp.                                  124,238   2,155,529
#*  TESARO, Inc.                                              2,400     306,384
*   Tetraphase Pharmaceuticals, Inc.                         13,862      90,657
    Thermo Fisher Scientific, Inc.                           30,534   5,359,633
#*  Titan Pharmaceuticals, Inc.                               3,680       6,992
#*  Tivity Health, Inc.                                      63,372   2,512,700
*   Triple-S Management Corp. Class B                        40,733     630,547
#*  United Therapeutics Corp.                                36,283   4,658,737
    UnitedHealth Group, Inc.                                 74,301  14,251,675
    Universal Health Services, Inc. Class B                  16,415   1,819,274
    US Physical Therapy, Inc.                                13,395     845,225
    Utah Medical Products, Inc.                               4,195     289,875
#*  Varex Imaging Corp.                                      24,109     743,763
#*  Varian Medical Systems, Inc.                              7,690     746,853
*   VCA, Inc.                                                42,307   3,916,782
*   Veeva Systems, Inc. Class A                               7,185     458,116
#*  Vical, Inc.                                               2,511       6,554
*   VWR Corp.                                               104,696   3,454,968
*   Waters Corp.                                              5,244     909,519
*   WellCare Health Plans, Inc.                              26,274   4,650,235
    West Pharmaceutical Services, Inc.                       10,279     911,747
*   Wright Medical Group NV                                  22,350     587,135
#*  Xencor, Inc.                                             13,439     313,801

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    Zimmer Biomet Holdings, Inc.                            10,795 $  1,309,649
    Zoetis, Inc.                                            45,040    2,815,901
*   Zogenix, Inc.                                            5,821       69,852
                                                                   ------------
Total Health Care                                                   391,237,810
                                                                   ------------
Industrials -- (14.0%)
#   AAON, Inc.                                              33,999    1,149,166
    AAR Corp.                                               44,341    1,658,353
    ABM Industries, Inc.                                    80,045    3,571,608
*   Acacia Research Corp.                                   27,171       93,740
*   ACCO Brands Corp.                                      203,680    2,372,872
    Acme United Corp.                                        1,921       53,154
#   Actuant Corp. Class A                                   74,684    1,807,353
#   Acuity Brands, Inc.                                      4,829      978,597
#   Advanced Drainage Systems, Inc.                         12,175      250,196
#*  Advisory Board Co. (The)                                34,047    1,913,441
*   AECOM                                                  205,832    6,566,041
*   Aegion Corp.                                            64,473    1,543,484
*   AeroCentury Corp.                                        1,149       14,707
#*  Aerojet Rocketdyne Holdings, Inc.                       30,627      718,203
#*  Aerovironment, Inc.                                     39,821    1,504,836
    AGCO Corp.                                              92,512    6,673,816
#*  Air Industries Group                                     1,000        1,450
#   Air Lease Corp.                                        161,879    6,407,171
*   Air Transport Services Group, Inc.                     110,916    2,701,914
    Aircastle, Ltd.                                        108,826    2,561,764
    Alamo Group, Inc.                                       16,351    1,520,807
#   Alaska Air Group, Inc.                                  39,195    3,340,590
    Albany International Corp. Class A                      37,839    2,024,386
#   Allegiant Travel Co.                                     9,798    1,266,392
    Allegion P.L.C.                                         10,433      847,577
    Allied Motion Technologies, Inc.                        17,836      527,767
#   Allison Transmission Holdings, Inc.                     45,555    1,721,979
    Altra Industrial Motion Corp.                           46,258    2,060,794
    AMERCO                                                  13,557    5,267,708
*   Ameresco, Inc. Class A                                  16,686      109,293
#   American Airlines Group, Inc.                           40,944    2,065,215
    American Railcar Industries, Inc.                       23,316      857,329
*   American Superconductor Corp.                            1,238        3,949
*   American Woodmark Corp.                                 20,108    1,973,600
#   AMETEK, Inc.                                            24,074    1,482,477
*   AMREP Corp.                                              6,528       44,913
#   AO Smith Corp.                                          22,300    1,194,165
#   Apogee Enterprises, Inc.                                37,237    1,939,675
    Applied Industrial Technologies, Inc.                   47,388    2,677,422
*   ARC Document Solutions, Inc.                            72,114      249,514
    ArcBest Corp.                                           28,900      803,420
#   Arconic, Inc.                                          201,662    4,999,201
    Argan, Inc.                                             31,902    2,056,084
*   Armstrong Flooring, Inc.                                28,959      502,728
*   Armstrong World Industries, Inc.                        23,085    1,120,777
*   Arotech Corp.                                            3,519       12,668
    Astec Industries, Inc.                                  35,090    1,763,974

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Astronics Corp.                                           20,925 $  612,056
#*  Astronics Corp. Class B                                    9,428    276,476
*   Atlas Air Worldwide Holdings, Inc.                        45,578  2,707,333
*   Avalon Holdings Corp. Class A                                700      1,589
#*  Avis Budget Group, Inc.                                   48,159  1,482,334
#*  Axon Enterprise, Inc.                                     24,218    595,521
    AZZ, Inc.                                                 30,111  1,526,628
#*  Babcock & Wilcox Enterprises, Inc.                        68,941    723,881
    Barnes Group, Inc.                                        82,993  4,994,519
    Barrett Business Services, Inc.                            5,321    292,815
*   Beacon Roofing Supply, Inc.                               61,357  2,818,127
*   Blue Bird Corp.                                              642     11,396
*   BlueLinx Holdings, Inc.                                    6,189     64,675
#*  BMC Stock Holdings, Inc.                                  53,406  1,174,932
    Brady Corp. Class A                                       66,251  2,199,533
    Briggs & Stratton Corp.                                   68,544  1,605,300
    Brink's Co. (The)                                         42,906  3,353,104
*   Broadwind Energy, Inc.                                        70        309
#*  Builders FirstSource, Inc.                                77,579  1,215,663
    BWX Technologies, Inc.                                    32,390  1,706,305
*   CAI International, Inc.                                   25,760    675,685
    Carlisle Cos., Inc.                                       13,971  1,363,430
*   Casella Waste Systems, Inc. Class A                       33,003    553,790
    Caterpillar, Inc.                                         44,084  5,023,372
*   CBIZ, Inc.                                               106,926  1,587,851
*   CDI Corp.                                                 27,940    230,505
    CECO Environmental Corp.                                  26,465    255,652
#   Celadon Group, Inc.                                       49,176    223,751
#   CH Robinson Worldwide, Inc.                                3,143    206,181
*   Chart Industries, Inc.                                    69,235  2,353,990
#   Chicago Bridge & Iron Co. NV                              98,103  1,838,450
    Chicago Rivet & Machine Co.                                  855     31,413
    Cintas Corp.                                              14,003  1,888,305
#   CIRCOR International, Inc.                                27,352  1,369,241
*   Civeo Corp.                                               83,510    161,174
*   Clean Harbors, Inc.                                       45,652  2,593,034
*   Colfax Corp.                                             145,239  5,995,466
    Columbus McKinnon Corp.                                   30,112    776,890
#   Comfort Systems USA, Inc.                                 54,138  1,802,795
*   Command Security Corp.                                     5,329     16,893
*   Commercial Vehicle Group, Inc.                            46,434    407,691
    CompX International, Inc.                                  2,522     36,569
*   Continental Building Products, Inc.                       59,848  1,316,656
*   Continental Materials Corp.                                   73      1,628
    Copa Holdings SA Class A                                  33,122  4,155,486
*   Copart, Inc.                                              55,377  1,743,822
    Costamare, Inc.                                           19,473    125,211
#   Covanta Holding Corp.                                    197,593  2,983,654
*   Covenant Transportation Group, Inc. Class A               28,163    528,056
*   CPI Aerostructures, Inc.                                   8,398     79,781
    CRA International, Inc.                                   14,848    576,251
    Crane Co.                                                 29,513  2,228,231
*   CSW Industrials, Inc.                                      2,065     80,638

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    CSX Corp.                                                146,988 $7,252,388
    Cubic Corp.                                               39,858  1,899,234
    Cummins, Inc.                                             12,522  2,102,444
    Curtiss-Wright Corp.                                      43,923  4,235,056
    Deere & Co.                                               24,279  3,114,510
    Delta Air Lines, Inc.                                    110,981  5,478,022
#   Deluxe Corp.                                              23,007  1,661,105
*   DigitalGlobe, Inc.                                       108,277  3,778,867
    DMC Global, Inc.                                          22,503    312,792
#   Donaldson Co., Inc.                                       25,317  1,202,304
    Douglas Dynamics, Inc.                                    55,465  1,763,787
    Dover Corp.                                               31,123  2,614,332
*   Ducommun, Inc.                                            14,374    416,271
    Dun & Bradstreet Corp. (The)                               5,974    661,680
*   DXP Enterprises, Inc.                                     24,174    691,135
#*  Dycom Industries, Inc.                                    16,219  1,469,441
#*  Eagle Bulk Shipping, Inc.                                  1,785      7,729
    Eastern Co. (The)                                          4,628    134,675
    Eaton Corp. P.L.C.                                        50,820  3,976,665
*   Echo Global Logistics, Inc.                               41,375    564,769
    Ecology and Environment, Inc. Class A                      2,769     34,613
    EMCOR Group, Inc.                                         65,775  4,439,812
    Emerson Electric Co.                                      31,243  1,862,395
    Encore Wire Corp.                                         38,921  1,735,877
    EnerSys                                                   38,727  2,798,800
*   Engility Holdings, Inc.                                   39,601  1,155,161
    Ennis, Inc.                                               47,008    904,904
    EnPro Industries, Inc.                                    21,572  1,661,475
#   EnviroStar, Inc.                                           1,100     27,885
    Equifax, Inc.                                             11,845  1,722,737
    ESCO Technologies, Inc.                                   40,876  2,522,049
    Espey Manufacturing & Electronics Corp.                    3,027     68,017
    Essendant, Inc.                                           58,517    730,292
#*  Esterline Technologies Corp.                              51,547  4,974,285
#*  ExOne Co. (The)                                           16,129    181,774
#   Expeditors International of Washington, Inc.              10,482    617,180
    Exponent, Inc.                                            15,782  1,028,986
#   Fastenal Co.                                              11,751    504,823
    Federal Signal Corp.                                     123,573  2,286,100
    FedEx Corp.                                               32,244  6,707,719
#   Flowserve Corp.                                           18,900    777,357
    Fluor Corp.                                               27,604  1,198,842
    Fortive Corp.                                             18,126  1,173,477
    Fortune Brands Home & Security, Inc.                      26,275  1,725,479
    Forward Air Corp.                                         37,935  1,966,171
*   Franklin Covey Co.                                        24,797    462,464
    Franklin Electric Co., Inc.                               53,600  2,165,440
    FreightCar America, Inc.                                  24,288    399,295
*   FTI Consulting, Inc.                                      88,006  2,887,477
*   Fuel Tech, Inc.                                           26,879     23,385
#   GATX Corp.                                                53,633  3,316,128
*   Gencor Industries, Inc.                                    8,289    133,038
#*  Generac Holdings, Inc.                                    39,577  1,423,585

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   General Cable Corp.                                      93,549 $ 1,805,496
    General Dynamics Corp.                                   21,337   4,189,093
    General Electric Co.                                    400,308  10,251,888
#*  Genesee & Wyoming, Inc. Class A                          83,745   5,456,824
*   Gibraltar Industries, Inc.                               47,930   1,430,711
    Global Brass & Copper Holdings, Inc.                     18,700     599,335
*   Global Power Equipment Group, Inc.                       15,716      50,920
*   GMS, Inc.                                                33,330   1,000,567
*   Golden Ocean Group, Ltd.                                 12,670      91,097
*   Goldfield Corp. (The)                                    32,599     166,255
    Gorman-Rupp Co. (The)                                    52,317   1,581,020
*   GP Strategies Corp.                                      33,575     961,924
#   Graco, Inc.                                               9,274   1,076,155
    Graham Corp.                                             13,470     269,535
#   Granite Construction, Inc.                               57,580   2,822,572
*   Great Lakes Dredge & Dock Corp.                          81,796     323,094
#   Greenbrier Cos., Inc. (The)                              32,885   1,479,825
#   Griffon Corp.                                            69,548   1,425,734
#   H&E Equipment Services, Inc.                             58,619   1,323,031
    Hardinge, Inc.                                           18,750     226,875
*   Harsco Corp.                                             84,475   1,305,139
#*  Hawaiian Holdings, Inc.                                  69,709   2,885,953
*   HC2 Holdings, Inc.                                        3,645      21,906
*   HD Supply Holdings, Inc.                                 25,751     836,650
#   Healthcare Services Group, Inc.                           9,321     487,022
#   Heartland Express, Inc.                                 114,100   2,410,933
#   HEICO Corp.                                              11,397     915,977
    HEICO Corp. Class A                                      18,317   1,301,423
    Heidrick & Struggles International, Inc.                 30,459     551,308
#*  Herc Holdings, Inc.                                      32,319   1,466,636
*   Heritage-Crystal Clean, Inc.                              5,251      98,719
    Herman Miller, Inc.                                      76,220   2,566,708
#*  Hertz Global Holdings, Inc.                              54,910     750,620
#   Hexcel Corp.                                             40,114   2,052,633
*   Hill International, Inc.                                 63,099     318,650
    Hillenbrand, Inc.                                        76,224   2,744,064
    HNI Corp.                                                54,424   2,054,506
    Honeywell International, Inc.                            22,922   3,120,143
    Houston Wire & Cable Co.                                 25,592     147,154
*   Hub Group, Inc. Class A                                  56,510   1,924,165
    Hubbell, Inc.                                            10,230   1,215,222
    Hudson Global, Inc.                                      34,265      45,915
#*  Hudson Technologies, Inc.                                29,828     241,309
    Huntington Ingalls Industries, Inc.                      12,830   2,644,391
    Hurco Cos., Inc.                                         12,670     417,477
*   Huron Consulting Group, Inc.                             26,943     956,477
    Hyster-Yale Materials Handling, Inc.                     15,248   1,080,473
*   ICF International, Inc.                                  32,049   1,450,217
#   IDEX Corp.                                               11,576   1,349,067
#*  IES Holdings, Inc.                                       21,406     363,902
    Illinois Tool Works, Inc.                                13,917   1,958,261
    Ingersoll-Rand P.L.C.                                    20,633   1,813,228
*   InnerWorkings, Inc.                                     135,322   1,595,446

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Innovative Solutions & Support, Inc.                      16,826 $   67,472
    Insperity, Inc.                                           24,711  1,865,681
    Insteel Industries, Inc.                                  41,572  1,094,175
#   Interface, Inc.                                           66,241  1,255,267
*   Intersections, Inc.                                       18,573     81,535
    ITT, Inc.                                                 71,859  2,946,219
    Jacobs Engineering Group, Inc.                            61,544  3,244,600
    JB Hunt Transport Services, Inc.                          10,031    909,912
*   JetBlue Airways Corp.                                    351,450  7,707,298
#   John Bean Technologies Corp.                              11,047  1,020,743
    Johnson Controls International P.L.C.                     59,376  2,312,695
    Kadant, Inc.                                               7,647    596,848
    Kaman Corp.                                               39,285  2,008,249
    Kansas City Southern                                      35,899  3,704,418
    KAR Auction Services, Inc.                                58,265  2,449,461
#   KBR, Inc.                                                206,573  3,082,069
    Kelly Services, Inc. Class A                              57,396  1,278,209
    Kelly Services, Inc. Class B                                 700     15,806
    Kennametal, Inc.                                          87,347  3,223,104
*   Key Technology, Inc.                                       5,258     75,189
#*  KEYW Holding Corp. (The)                                   5,649     49,881
    Kforce, Inc.                                              45,774    855,974
    Kimball International, Inc. Class B                       80,142  1,335,967
#*  Kirby Corp.                                               83,653  5,094,468
#*  KLX, Inc.                                                 73,473  3,814,718
#   Knight Transportation, Inc.                               87,809  3,130,391
    Knoll, Inc.                                               56,149  1,087,045
    Korn/Ferry International                                  76,560  2,560,932
#*  Kratos Defense & Security Solutions, Inc.                104,326  1,148,108
    L3 Technologies, Inc.                                     16,970  2,969,241
    Landstar System, Inc.                                     14,702  1,222,471
*   Lawson Products, Inc.                                      9,245    213,097
*   Layne Christensen Co.                                     25,619    271,305
    LB Foster Co. Class A                                     15,474    272,342
#   Lennox International, Inc.                                 7,521  1,286,091
    Lincoln Electric Holdings, Inc.                           20,483  1,787,347
    Lindsay Corp.                                              6,903    632,798
    LS Starrett Co. (The) Class A                              8,044     64,352
    LSC Communications, Inc.                                  15,260    326,259
    LSI Industries, Inc.                                      39,855    333,586
*   Lydall, Inc.                                              23,998  1,187,901
    Macquarie Infrastructure Corp.                            17,551  1,330,541
*   Manitex International, Inc.                                3,300     23,331
#*  Manitowoc Co., Inc. (The)                                205,654  1,174,284
    ManpowerGroup, Inc.                                       23,465  2,514,275
    Marten Transport, Ltd.                                    64,483  1,028,504
    Masco Corp.                                               51,434  1,961,178
*   Masonite International Corp.                              21,680  1,683,452
*   MasTec, Inc.                                             137,069  6,332,588
*   Mastech Digital, Inc.                                        991      9,355
    Matson, Inc.                                              57,986  1,635,205
    Matthews International Corp. Class A                      40,409  2,648,810
    McGrath RentCorp                                          36,501  1,296,881

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#*  Mercury Systems, Inc.                                     50,287 $2,208,102
#*  Meritor, Inc.                                             45,740    790,387
#*  Middleby Corp. (The)                                       8,567  1,119,536
#*  Milacron Holdings Corp.                                   59,693  1,073,280
    Miller Industries, Inc.                                   15,566    406,273
*   Mistras Group, Inc.                                       35,704    719,436
    Mobile Mini, Inc.                                         86,438  2,662,290
*   Moog, Inc. Class A                                        45,870  3,409,058
*   Moog, Inc. Class B                                         2,977    224,228
*   MRC Global, Inc.                                         182,903  2,988,635
    MSA Safety, Inc.                                          16,303  1,306,848
    MSC Industrial Direct Co., Inc. Class A                   24,221  1,724,777
    Mueller Industries, Inc.                                  73,481  2,314,651
    Mueller Water Products, Inc. Class A                     254,628  2,953,685
    Multi-Color Corp.                                         20,797  1,674,159
*   MYR Group, Inc.                                           38,589  1,227,516
#   National Presto Industries, Inc.                           7,418    838,976
*   Navigant Consulting, Inc.                                 85,820  1,452,933
#*  Navistar International Corp.                              21,536    662,663
*   NCI Building Systems, Inc.                                56,967  1,025,406
#*  Neff Corp. Class A                                         1,235     25,935
    Nielsen Holdings P.L.C.                                   25,907  1,114,260
*   NL Industries, Inc.                                       52,200    407,160
    NN, Inc.                                                  53,968  1,494,914
#   Nordson Corp.                                             12,448  1,580,896
    Norfolk Southern Corp.                                    47,384  5,334,491
    Northrop Grumman Corp.                                    13,622  3,584,357
*   Northwest Pipe Co.                                        15,189    229,506
*   NOW, Inc.                                                157,285  2,505,550
#*  NV5 Global, Inc.                                           8,416    349,685
    Old Dominion Freight Line, Inc.                           26,222  2,514,952
#   Omega Flex, Inc.                                           4,638    278,466
*   On Assignment, Inc.                                       73,958  3,642,431
    Orbital ATK, Inc.                                         42,972  4,390,879
#*  Orion Energy Systems, Inc.                                23,165     26,871
*   Orion Group Holdings, Inc.                                27,445    192,664
    Oshkosh Corp.                                             77,171  5,313,995
    Owens Corning                                            129,690  8,695,714
    PACCAR, Inc.                                              35,291  2,415,669
*   PAM Transportation Services, Inc.                          6,580    115,347
    Park-Ohio Holdings Corp.                                  23,782    945,335
    Parker-Hannifin Corp.                                     11,561  1,918,895
*   Patrick Industries, Inc.                                  25,796  1,963,076
*   Patriot Transportation Holding, Inc.                       2,586     51,733
*   Pendrell Corp.                                             4,568     31,885
#   Pentair P.L.C.                                            32,591  2,055,514
*   Performant Financial Corp.                                54,745    109,490
*   Perma-Fix Environmental Services                           2,877     10,501
*   Perma-Pipe International Holdings, Inc.                    5,730     45,267
*   PGT Innovations, Inc.                                     85,330  1,109,290
#   Pitney Bowes, Inc.                                        29,803    469,099
*   Ply Gem Holdings, Inc.                                    22,264    389,620
    Powell Industries, Inc.                                   17,079    543,966

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Power Solutions International, Inc.                        2,041 $   20,410
    Preformed Line Products Co.                                6,010    292,807
    Primoris Services Corp.                                   61,320  1,528,094
#*  Proto Labs, Inc.                                          15,138  1,118,698
    Quad/Graphics, Inc.                                       59,343  1,332,844
    Quanex Building Products Corp.                            66,311  1,425,687
*   Quanta Services, Inc.                                    204,297  6,890,938
*   Radiant Logistics, Inc.                                   42,979    186,099
    Raven Industries, Inc.                                    46,445  1,597,708
    Raytheon Co.                                              17,714  3,042,734
*   RBC Bearings, Inc.                                        26,615  2,750,394
*   RCM Technologies, Inc.                                    12,068     64,202
    Regal Beloit Corp.                                        57,685  4,808,045
    Republic Services, Inc.                                   42,370  2,721,001
    Resources Connection, Inc.                                62,952    840,409
#*  Rexnord Corp.                                            138,974  3,218,638
*   Roadrunner Transportation Systems, Inc.                   44,928    313,597
    Robert Half International, Inc.                           24,849  1,124,417
    Rockwell Automation, Inc.                                 12,800  2,112,384
    Rockwell Collins, Inc.                                    22,351  2,381,052
#   Rollins, Inc.                                             25,198  1,093,845
#   Roper Technologies, Inc.                                   5,710  1,327,347
*   RPX Corp.                                                 85,253  1,165,409
#   RR Donnelley & Sons Co.                                   24,422    301,856
*   Rush Enterprises, Inc. Class A                            51,485  2,220,548
*   Rush Enterprises, Inc. Class B                             7,606    309,412
    Ryder System, Inc.                                       102,961  7,491,442
*   Saia, Inc.                                                40,845  2,219,926
#*  Sensata Technologies Holding NV                            7,532    339,844
    Servotronics, Inc.                                         1,499     14,224
*   SIFCO Industries, Inc.                                     4,888     32,750
    Simpson Manufacturing Co., Inc.                           60,232  2,667,675
    SkyWest, Inc.                                             79,180  2,890,070
#   Snap-on, Inc.                                             11,787  1,817,555
    Southwest Airlines Co.                                    74,513  4,136,217
*   SP Plus Corp.                                             27,373    895,097
*   Sparton Corp.                                             13,779    317,744
    Spartan Motors, Inc.                                      48,295    427,411
    Spirit Aerosystems Holdings, Inc. Class A                 24,712  1,493,346
*   Spirit Airlines, Inc.                                     62,663  2,434,458
*   SPX Corp.                                                 32,364    890,657
*   SPX FLOW, Inc.                                            64,004  2,269,582
    Standex International Corp.                               15,734  1,509,677
    Stanley Black & Decker, Inc.                              18,154  2,554,086
    Steelcase, Inc. Class A                                  115,898  1,582,008
#*  Stericycle, Inc.                                          12,740    981,999
*   Sterling Construction Co., Inc.                           29,596    378,237
    Sun Hydraulics Corp.                                      19,343    800,026
    Supreme Industries, Inc. Class A                          26,231    394,514
#*  Swift Transportation Co.                                  43,091  1,098,821
#*  Team, Inc.                                                40,026    574,373
*   Teledyne Technologies, Inc.                               26,146  3,564,746
    Tennant Co.                                               15,148  1,144,431
    Terex Corp.                                              125,842  4,954,400

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Tetra Tech, Inc.                                          66,343 $3,147,975
    Textainer Group Holdings, Ltd.                            51,126    828,241
    Textron, Inc.                                             61,097  3,001,696
*   Thermon Group Holdings, Inc.                              34,156    610,368
    Timken Co. (The)                                          60,233  2,740,601
    Titan International, Inc.                                 89,054  1,135,439
*   Titan Machinery, Inc.                                     23,132    412,906
    Toro Co. (The)                                            15,600  1,109,004
#   TransDigm Group, Inc.                                      4,939  1,393,489
*   TransUnion                                                12,705    582,270
#*  Trex Co., Inc.                                            14,075  1,058,581
*   TriMas Corp.                                              51,128  1,244,967
*   TriNet Group, Inc.                                        23,797    832,895
    Trinity Industries, Inc.                                 252,771  6,928,453
    Triton International, Ltd.                               109,673  3,954,808
#   Triumph Group, Inc.                                       99,074  2,536,294
*   TrueBlue, Inc.                                            53,307  1,361,994
*   Tutor Perini Corp.                                        86,740  2,307,284
*   Twin Disc, Inc.                                           17,482    295,795
*   Ultralife Corp.                                           19,727    136,116
    UniFirst Corp.                                            18,986  2,700,758
    Union Pacific Corp.                                       77,833  8,013,686
*   United Continental Holdings, Inc.                         45,529  3,081,403
*   United Rentals, Inc.                                      36,007  4,283,393
    United Technologies Corp.                                 61,996  7,350,866
*   Univar, Inc.                                              25,599    794,593
    Universal Forest Products, Inc.                           27,032  2,266,633
#   Universal Logistics Holdings, Inc.                        20,821    302,946
#   US Ecology, Inc.                                          21,849  1,133,963
*   USA Truck, Inc.                                           16,095    149,040
#*  USG Corp.                                                108,110  2,923,294
    Valmont Industries, Inc.                                  14,787  2,257,975
*   Vectrus, Inc.                                             10,924    371,525
#*  Verisk Analytics, Inc.                                    12,650  1,103,839
*   Veritiv Corp.                                              7,805    289,956
*   Versar, Inc.                                               7,645      8,945
    Viad Corp.                                                35,424  1,896,955
*   Vicor Corp.                                               23,646    419,717
*   Virco Manufacturing Corp.                                 21,636    117,916
*   Volt Information Sciences, Inc.                           24,400     89,060
    VSE Corp.                                                 18,642    966,588
#   Wabash National Corp.                                    124,906  2,383,206
*   WABCO Holdings, Inc.                                       8,765  1,205,801
#   Wabtec Corp.                                              11,888    895,880
    Waste Management, Inc.                                    23,011  1,729,277
#   Watsco, Inc.                                              11,275  1,699,932
    Watsco, Inc. Class B                                       1,205    183,467
    Watts Water Technologies, Inc. Class A                    35,564  2,290,322
#*  Welbilt, Inc.                                             28,056    546,811
#   Werner Enterprises, Inc.                                 139,074  4,123,544
#*  Wesco Aircraft Holdings, Inc.                            172,868  1,875,618
*   WESCO International, Inc.                                 74,427  3,814,384
    West Corp.                                                30,829    720,474

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
#*  Willdan Group, Inc.                                     11,989 $    402,950
*   Willis Lease Finance Corp.                               8,183      206,866
    Woodward, Inc.                                          39,920    2,792,005
#   WW Grainger, Inc.                                        7,963    1,327,751
*   Xerium Technologies, Inc.                                6,868       49,930
#*  XPO Logistics, Inc.                                    180,486   10,849,013
#   Xylem, Inc.                                             31,203    1,770,146
#*  YRC Worldwide, Inc.                                     20,417      271,342
                                                                   ------------
Total Industrials                                                   716,334,898
                                                                   ------------
Information Technology -- (13.9%)
#*  3D Systems Corp.                                        11,613      195,098
#*  ACI Worldwide, Inc.                                    111,463    2,582,598
    Activision Blizzard, Inc.                               35,492    2,192,696
*   Actua Corp.                                             85,165    1,149,727
*   Acxiom Corp.                                            86,927    2,344,421
*   ADDvantage Technologies Group, Inc.                      7,160       10,883
    ADTRAN, Inc.                                            73,783    1,730,211
*   Advanced Energy Industries, Inc.                        31,633    2,294,974
#*  Advanced Micro Devices, Inc.                            98,570    1,341,538
*   Agilysys, Inc.                                          36,408      366,264
*   Akamai Technologies, Inc.                               16,501      777,857
    Alliance Data Systems Corp.                              6,894    1,664,418
*   Alpha & Omega Semiconductor, Ltd.                       45,919      812,766
*   Alphabet, Inc. Class A                                  10,302    9,740,541
*   Alphabet, Inc. Class C                                  10,827   10,074,523
    Amdocs, Ltd.                                            14,311      961,270
    American Software, Inc. Class A                         27,809      269,747
*   Amkor Technology, Inc.                                 356,924    3,701,302
    Amphenol Corp. Class A                                  24,270    1,859,567
*   Amtech Systems, Inc.                                    10,390       91,744
    Analog Devices, Inc.                                    17,100    1,351,071
#*  Angie's List, Inc.                                      15,392      184,396
*   Anixter International, Inc.                             46,514    3,662,977
*   ANSYS, Inc.                                              7,175      929,521
    Apple, Inc.                                            329,973   49,076,884
    Applied Materials, Inc.                                 70,077    3,105,112
#*  Applied Optoelectronics, Inc.                            3,292      320,937
#*  Arista Networks, Inc.                                    8,033    1,199,247
*   ARRIS International P.L.C.                             197,041    5,509,266
*   Arrow Electronics, Inc.                                 78,718    6,398,986
*   Aspen Technology, Inc.                                  13,964      794,133
    AstroNova, Inc.                                          7,311      100,892
*   Autobytel, Inc.                                          2,224       24,486
*   Autodesk, Inc.                                          10,099    1,118,868
*   Aviat Networks, Inc.                                     4,491       84,476
#*  Avid Technology, Inc.                                   30,790      158,569
    Avnet, Inc.                                             83,702    3,212,483
    AVX Corp.                                              157,461    2,813,828
*   Aware, Inc.                                             18,447       84,856
*   Axcelis Technologies, Inc.                              48,661    1,080,274
*   AXT, Inc.                                               67,692      592,305
#   Badger Meter, Inc.                                      34,968    1,582,302

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Bankrate, Inc.                                           79,418 $ 1,103,910
*   Barracuda Networks, Inc.                                 17,504     393,315
*   Bazaarvoice, Inc.                                        11,728      55,122
    Bel Fuse, Inc. Class A                                    3,300      71,610
    Bel Fuse, Inc. Class B                                   16,034     404,859
#   Belden, Inc.                                             39,926   2,872,276
*   Benchmark Electronics, Inc.                              89,328   3,005,887
    Black Box Corp.                                          33,815     267,139
#*  Black Knight Financial Services, Inc. Class A             2,968     126,140
#   Blackbaud, Inc.                                          12,179   1,124,609
*   Blackhawk Network Holdings, Inc.                         63,361   2,765,708
*   Blucora, Inc.                                            51,074   1,144,058
    Booz Allen Hamilton Holding Corp.                        20,056     687,921
*   Bottomline Technologies de, Inc.                         22,107     629,607
    Broadcom, Ltd.                                           12,770   3,149,848
    Broadridge Financial Solutions, Inc.                     21,325   1,617,714
#*  BroadVision, Inc.                                         4,752      19,721
    Brocade Communications Systems, Inc.                    545,227   6,886,217
    Brooks Automation, Inc.                                 118,006   2,898,227
*   BSQUARE Corp.                                            22,217     126,637
    CA, Inc.                                                 65,881   2,044,946
    Cabot Microelectronics Corp.                             29,828   2,211,746
*   CACI International, Inc. Class A                         38,415   4,805,716
*   Cadence Design Systems, Inc.                             32,200   1,188,180
#*  CalAmp Corp.                                             33,302     636,068
*   Calix, Inc.                                              97,323     666,663
#*  Carbonite, Inc.                                          21,029     496,284
#*  Cardtronics P.L.C. Class A                               56,407   1,765,539
#*  Cars.com, Inc.                                           92,271   2,242,185
    Cass Information Systems, Inc.                           13,473     888,679
#*  Cavium, Inc.                                             15,050     932,197
    CDW Corp.                                                27,749   1,760,119
*   Ceva, Inc.                                               27,653   1,278,951
#*  Ciena Corp.                                              48,577   1,250,858
#*  Cimpress NV                                               8,368     738,392
*   Cirrus Logic, Inc.                                       37,516   2,304,983
    Cisco Systems, Inc.                                     479,871  15,091,943
*   Citrix Systems, Inc.                                     10,116     798,962
*   Clearfield, Inc.                                          8,316      95,634
    Cognex Corp.                                             17,854   1,697,201
    Cognizant Technology Solutions Corp. Class A             17,852   1,237,501
*   Coherent, Inc.                                           27,128   7,188,920
    Cohu, Inc.                                               45,191     823,380
*   CommerceHub, Inc. Series A                                6,504     118,633
*   CommerceHub, Inc. Series C                               13,008     233,884
*   CommScope Holding Co., Inc.                              40,238   1,479,954
    Communications Systems, Inc.                             13,122      56,425
    Computer Task Group, Inc.                                19,188     105,918
    Comtech Telecommunications Corp.                         30,405     547,290
    Concurrent Computer Corp.                                 7,430      50,078
*   Conduent, Inc.                                          211,329   3,489,042
*   Control4 Corp.                                           16,902     386,211
    Convergys Corp.                                         127,586   3,058,236

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   CoreLogic, Inc.                                           52,015 $2,369,283
    Corning, Inc.                                            139,894  4,076,511
#*  CoStar Group, Inc.                                         2,195    604,832
*   Cray, Inc.                                                47,323    974,854
#*  Cree, Inc.                                               138,508  3,588,742
    CSG Systems International, Inc.                           39,868  1,648,542
    CSP, Inc.                                                  2,269     23,280
    CSRA, Inc.                                                28,653    934,374
    CTS Corp.                                                 64,349  1,415,678
#*  CyberOptics Corp.                                          7,973    131,555
#   Cypress Semiconductor Corp.                              400,940  5,693,348
    Daktronics, Inc.                                          67,621    661,333
*   Dell Technologies, Inc. Class V                           15,562  1,000,170
*   Determine, Inc.                                              628      1,300
*   DHI Group, Inc.                                           88,204    194,049
#   Diebold Nixdorf, Inc.                                     48,956  1,145,570
*   Digi International, Inc.                                  40,420    422,389
*   Diodes, Inc.                                              56,874  1,508,867
    Dolby Laboratories, Inc. Class A                          41,609  2,153,266
*   DSP Group, Inc.                                           32,163    405,254
    DST Systems, Inc.                                         43,188  2,371,021
    DXC Technology Co.                                        83,906  6,576,552
*   Eastman Kodak Co.                                          3,721     35,350
*   eBay, Inc.                                                38,237  1,366,208
#   Ebix, Inc.                                                29,521  1,704,838
*   EchoStar Corp. Class A                                    62,434  3,791,617
*   Edgewater Technology, Inc.                                 8,479     60,116
*   Electro Scientific Industries, Inc.                       58,356    504,779
*   Electronic Arts, Inc.                                     19,023  2,220,745
*   Electronics for Imaging, Inc.                             52,912  2,570,465
#*  Ellie Mae, Inc.                                            2,429    211,857
#*  eMagin Corp.                                               7,098     18,455
    Emcore Corp.                                              38,308    444,373
*   EnerNOC, Inc.                                             46,034    352,160
*   Entegris, Inc.                                           167,301  4,366,556
#*  Envestnet, Inc.                                            6,540    255,387
*   EPAM Systems, Inc.                                         9,710    834,380
*   ePlus, Inc.                                               20,249  1,638,144
#*  Euronet Worldwide, Inc.                                   17,291  1,670,484
*   Everi Holdings, Inc.                                     117,052    873,208
*   ExlService Holdings, Inc.                                 27,999  1,611,342
*   Extreme Networks, Inc.                                    75,754    665,878
*   F5 Networks, Inc.                                          5,100    615,825
#*  Fabrinet                                                  55,330  2,490,403
#   Fair Isaac Corp.                                           7,907  1,127,143
*   FARO Technologies, Inc.                                   23,165    915,017
    Fidelity National Information Services, Inc.              23,092  2,106,452
*   Finisar Corp.                                            117,887  3,208,884
#*  FireEye, Inc.                                             10,918    159,730
#*  First Solar, Inc.                                        147,899  7,292,900
*   Fiserv, Inc.                                              19,611  2,520,013
#*  Fitbit, Inc. Class A                                      62,151    320,699
#*  FleetCor Technologies, Inc.                                8,593  1,306,652

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Flex, Ltd.                                              137,641 $ 2,200,880
    FLIR Systems, Inc.                                      102,158   3,812,537
*   FormFactor, Inc.                                        132,869   1,740,584
    Forrester Research, Inc.                                 15,466     631,013
#*  Fortinet, Inc.                                            7,132     263,242
*   Frequency Electronics, Inc.                               8,185      70,391
*   Gartner, Inc.                                            12,003   1,540,225
#   Genpact, Ltd.                                            66,831   1,938,099
    Global Payments, Inc.                                    25,108   2,369,442
    GlobalSCAPE, Inc.                                         2,198      11,210
#*  Globant SA                                                2,249     103,387
#*  Glu Mobile, Inc.                                         30,123      82,236
#*  GrubHub, Inc.                                            23,401   1,079,488
*   GSE Systems, Inc.                                        26,843      75,160
#*  GSI Technology, Inc.                                     17,271     125,387
#*  GTT Communications, Inc.                                 42,732   1,305,463
#*  Guidewire Software, Inc.                                  5,703     411,528
    Hackett Group, Inc. (The)                                46,964     771,149
#*  Harmonic, Inc.                                          180,054     738,221
    Harris Corp.                                             20,282   2,321,681
    Hewlett Packard Enterprise Co.                          393,741   6,894,405
    HP, Inc.                                                122,449   2,338,776
*   IAC/InterActiveCorp                                      42,829   4,481,198
*   ID Systems, Inc.                                          8,720      59,558
*   Identiv, Inc.                                             4,181      21,365
*   IEC Electronics Corp.                                     7,468      29,349
*   II-VI, Inc.                                              77,645   2,958,274
#*  Immersion Corp.                                          18,248     155,838
#*  Infinera Corp.                                          142,969   1,677,026
*   Innodata, Inc.                                           21,458      36,479
#*  Inseego Corp.                                            39,494      46,603
*   Insight Enterprises, Inc.                                64,391   2,609,123
#*  Integrated Device Technology, Inc.                       42,895   1,121,275
    Intel Corp.                                             578,019  20,502,334
    InterDigital, Inc.                                       31,213   2,273,867
#*  Internap Corp.                                           84,980     322,924
*   inTEST Corp.                                              2,202      19,157
*   Intevac, Inc.                                            29,956     340,001
*   IntriCon Corp.                                            6,777      50,828
    Intuit, Inc.                                              5,892     808,441
*   Inuvo, Inc.                                              15,612      16,827
*   IPG Photonics Corp.                                      17,327   2,644,793
#*  Iteris, Inc.                                             13,000      81,770
*   Itron, Inc.                                              33,361   2,435,353
    IXYS Corp.                                               58,022   1,009,583
#   j2 Global, Inc.                                          25,355   2,145,794
    Jabil, Inc.                                             302,067   9,213,043
#   Jack Henry & Associates, Inc.                            14,949   1,604,327
    Juniper Networks, Inc.                                   86,347   2,413,399
*   Kemet Corp.                                              61,021   1,028,204
*   Key Tronic Corp.                                         11,045      80,297
*   Keysight Technologies, Inc.                              43,302   1,800,930
*   Kimball Electronics, Inc.                                29,728     578,210

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    KLA-Tencor Corp.                                         17,987 $ 1,666,136
*   Knowles Corp.                                            92,693   1,404,299
#*  Kopin Corp.                                              98,852     375,638
*   Kulicke & Soffa Industries, Inc.                        127,139   2,738,574
*   KVH Industries, Inc.                                     24,237     264,183
#   Lam Research Corp.                                       27,049   4,313,234
#*  Lattice Semiconductor Corp.                             169,515   1,179,824
*   Leaf Group, Ltd.                                         40,535     306,039
    Leidos Holdings, Inc.                                    19,844   1,060,463
*   LGL Group, Inc. (The)                                     1,300       5,941
*   Limelight Networks, Inc.                                155,414     531,516
*   Liquidity Services, Inc.                                 22,536     153,245
#   Littelfuse, Inc.                                          9,398   1,693,332
#   LogMeIn, Inc.                                            56,703   6,603,064
#*  Lumentum Holdings, Inc.                                  25,010   1,565,626
#*  Luxoft Holding, Inc.                                     10,003     629,689
#*  MACOM Technology Solutions Holdings, Inc.                11,776     713,037
#*  MagnaChip Semiconductor Corp.                            17,121     186,619
#*  Manhattan Associates, Inc.                               20,679     914,012
    ManTech International Corp. Class A                      46,788   1,858,419
*   Marchex, Inc. Class B                                    34,649     100,482
*   Marin Software, Inc.                                      2,100       2,520
    Marvell Technology Group, Ltd.                          279,927   4,355,664
    Maxim Integrated Products, Inc.                          18,551     842,957
    MAXIMUS, Inc.                                            23,622   1,425,824
#*  MaxLinear, Inc.                                          30,602     801,772
#*  Maxwell Technologies, Inc.                               40,563     237,294
#*  Meet Group, Inc.(The)                                    65,371     328,162
#   Mesa Laboratories, Inc.                                   4,234     611,940
    Methode Electronics, Inc.                                53,978   2,145,625
#   Microchip Technology, Inc.                               21,537   1,723,821
*   Micron Technology, Inc.                                 650,355  18,287,983
*   Microsemi Corp.                                          67,836   3,532,899
    Microsoft Corp.                                         278,222  20,226,739
*   MicroStrategy, Inc. Class A                               7,998   1,075,811
    MKS Instruments, Inc.                                    79,909   6,684,388
#*  ModusLink Global Solutions, Inc.                         90,589     152,190
*   MoneyGram International, Inc.                            28,228     460,681
#   Monolithic Power Systems, Inc.                            6,826     698,436
    Monotype Imaging Holdings, Inc.                          39,127     737,544
    Motorola Solutions, Inc.                                 14,175   1,285,389
#   MTS Systems Corp.                                        15,386     810,842
*   Nanometrics, Inc.                                        39,517   1,053,128
*   Napco Security Technologies, Inc.                        18,220     166,713
#   National Instruments Corp.                               35,566   1,463,185
*   NCI, Inc. Class A                                        11,895     237,305
#*  NCR Corp.                                                50,264   1,902,492
#*  NeoPhotonics Corp.                                       61,789     498,637
    NetApp, Inc.                                             35,822   1,555,391
*   NETGEAR, Inc.                                            55,174   2,642,835
#*  Netscout Systems, Inc.                                   59,879   2,065,825
#*  NeuStar, Inc. Class A                                     7,693     256,946
#   NIC, Inc.                                                27,990     454,837

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Novanta, Inc.                                             42,869 $1,581,866
*   Nuance Communications, Inc.                              181,990  3,148,427
#*  Numerex Corp. Class A                                      5,996     28,391
    NVE Corp.                                                  3,647    287,675
    NVIDIA Corp.                                              47,746  7,759,202
#*  Oclaro, Inc.                                             110,869  1,084,299
*   ON Semiconductor Corp.                                   244,739  3,658,848
#*  Onvia, Inc.                                                  700      3,150
*   Optical Cable Corp.                                        6,626     14,909
    Oracle Corp.                                             141,867  7,083,419
#*  OSI Systems, Inc.                                         25,683  2,053,870
*   PAR Technology Corp.                                      12,088    108,308
    Park Electrochemical Corp.                                31,762    596,808
#*  Paycom Software, Inc.                                     15,395  1,079,036
*   PayPal Holdings, Inc.                                     38,237  2,238,776
    PC Connection, Inc.                                       38,027    981,097
    PC-Tel, Inc.                                              23,419    166,509
*   PCM, Inc.                                                 19,029    235,484
#*  PDF Solutions, Inc.                                       39,331    631,263
    Pegasystems, Inc.                                         27,772  1,678,817
*   Perceptron, Inc.                                          16,338    118,614
*   Perficient, Inc.                                          44,480    836,224
*   PFSweb, Inc.                                              20,833    162,914
*   Photronics, Inc.                                         115,349  1,159,257
#*  Planet Payment, Inc.                                      42,186    136,683
    Plantronics, Inc.                                         28,633  1,293,639
*   Plexus Corp.                                              54,105  2,900,569
    Power Integrations, Inc.                                  19,563  1,382,126
*   PRGX Global, Inc.                                         28,843    180,269
    Progress Software Corp.                                   53,908  1,725,595
#*  PTC, Inc.                                                  9,062    500,132
    QAD, Inc. Class A                                         13,691    429,213
    QAD, Inc. Class B                                          2,342     60,751
#*  Qorvo, Inc.                                               61,152  4,192,581
    QUALCOMM, Inc.                                           140,266  7,460,749
#*  Qualstar Corp.                                             1,082      7,964
#*  Qualys, Inc.                                               9,699    389,415
*   QuinStreet, Inc.                                          35,557    138,317
*   Qumu Corp.                                                10,312     26,708
*   Radisys Corp.                                             58,318    142,296
*   Rambus, Inc.                                             105,337  1,357,794
*   RealNetworks, Inc.                                        74,977    326,150
*   Red Hat, Inc.                                              6,300    622,881
    Reis, Inc.                                                15,779    337,671
    Relm Wireless Corp.                                        7,900     28,045
    RF Industries, Ltd.                                        7,730     14,301
    Richardson Electronics, Ltd.                              15,984     93,666
*   Rogers Corp.                                              25,042  2,954,205
#*  Rosetta Stone, Inc.                                       23,564    244,123
*   Rubicon Project, Inc. (The)                                8,318     39,095
*   Rudolph Technologies, Inc.                                64,620  1,599,345
*   Sanmina Corp.                                            136,798  4,904,208
*   ScanSource, Inc.                                          43,355  1,716,858

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Science Applications International Corp.                  19,342 $1,361,870
*   Seachange International, Inc.                             76,626    217,618
#   Seagate Technology P.L.C.                                 26,898    886,558
*   Semtech Corp.                                             54,840  2,171,664
#*  ServiceSource International, Inc.                          3,531     13,418
#*  Sevcon, Inc.                                               1,971     43,066
*   ShoreTel, Inc.                                            95,357    710,410
#*  Shutterstock, Inc.                                         6,356    267,842
*   Sigma Designs, Inc.                                       73,217    475,910
*   Silicon Laboratories, Inc.                                19,396  1,456,640
#*  Silver Spring Networks, Inc.                              17,890    202,336
#   Skyworks Solutions, Inc.                                  22,122  2,319,934
*   SMTC Corp.                                                 4,872      5,944
*   Sonus Networks, Inc.                                     103,536    707,151
#   SS&C Technologies Holdings, Inc.                          30,610  1,186,444
#*  Stamps.com, Inc.                                          10,655  1,578,005
*   StarTek, Inc.                                             18,466    227,132
*   Stratasys, Ltd.                                           66,729  1,600,829
#*  SunPower Corp.                                            79,558    886,276
*   Super Micro Computer, Inc.                                55,812  1,498,552
*   Sykes Enterprises, Inc.                                   72,205  2,454,970
    Symantec Corp.                                            52,425  1,624,651
#*  Synaptics, Inc.                                           37,974  1,997,812
#*  Synchronoss Technologies, Inc.                            51,098    862,534
    SYNNEX Corp.                                              48,557  5,774,398
*   Synopsys, Inc.                                            19,173  1,468,077
#   Syntel, Inc.                                              26,797    522,274
    Systemax, Inc.                                            34,554    626,118
#*  Tableau Software, Inc. Class A                             1,500     96,675
#*  Take-Two Interactive Software, Inc.                       24,422  1,941,061
    TE Connectivity, Ltd.                                     30,720  2,469,581
#*  Tech Data Corp.                                           72,887  7,463,629
*   TechTarget, Inc.                                          17,200    164,948
*   Telenav, Inc.                                             66,317    497,377
    TeleTech Holdings, Inc.                                   43,097  1,801,455
#*  Teradata Corp.                                            54,231  1,725,630
    Teradyne, Inc.                                           120,640  4,172,938
    Tessco Technologies, Inc.                                 12,033    160,641
    TiVo Corp.                                               186,876  3,662,770
    Total System Services, Inc.                               29,867  1,895,360
    TransAct Technologies, Inc.                               10,316     91,297
    Travelport Worldwide, Ltd.                                46,802    669,269
*   Travelzoo                                                 15,049    158,015
#*  Tremor Video, Inc.                                        13,198     27,584
#*  Trimble, Inc.                                             37,884  1,417,998
*   Trio-Tech International                                    2,616     12,269
#*  TrueCar, Inc.                                             13,837    261,934
    TSR, Inc.                                                    722      3,069
*   TTM Technologies, Inc.                                   163,755  2,846,062
#*  Tyler Technologies, Inc.                                   3,568    613,018
#*  Ubiquiti Networks, Inc.                                   13,662    744,579
#*  Ultimate Software Group, Inc. (The)                        1,400    315,994
*   Ultra Clean Holdings, Inc.                                41,777    979,671

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Unisys Corp.                                            16,020 $    205,056
#   Universal Display Corp.                                 10,171    1,226,623
*   Universal Security Instruments, Inc.                     1,213        2,911
*   Vantiv, Inc. Class A                                    19,002    1,207,577
*   VASCO Data Security International, Inc.                  8,479      114,467
*   Veeco Instruments, Inc.                                103,434    3,185,767
#*  VeriFone Systems, Inc.                                 142,395    2,778,126
*   Verint Systems, Inc.                                    57,790    2,291,373
#*  VeriSign, Inc.                                           7,900      799,243
    Versum Materials, Inc.                                   9,541      336,416
#*  ViaSat, Inc.                                            35,941    2,375,341
*   Viavi Solutions, Inc.                                  193,221    2,119,634
*   Virtusa Corp.                                           38,233    1,267,424
#   Visa, Inc. Class A                                     116,012   11,550,155
#   Vishay Intertechnology, Inc.                           205,726    3,672,209
*   Vishay Precision Group, Inc.                            19,686      344,505
    Wayside Technology Group, Inc.                           4,672       80,358
*   Web.com Group, Inc.                                     66,225    1,453,639
#*  WebMD Health Corp.                                      41,421    2,744,141
    Western Digital Corp.                                  113,626    9,671,845
#   Western Union Co. (The)                                 46,124      910,949
#*  WEX, Inc.                                               28,933    3,144,438
*   Xcerra Corp.                                            65,493      635,937
    Xerox Corp.                                            174,772    5,360,257
#   Xilinx, Inc.                                            22,883    1,447,579
*   XO Group, Inc.                                          36,454      666,379
    Xperi Corp.                                             58,211    1,702,672
#*  Yelp, Inc.                                              14,200      461,926
    YuMe, Inc.                                                 961        4,171
#*  Zebra Technologies Corp. Class A                        16,779    1,706,760
*   Zedge, Inc. Class B                                     12,737       26,366
*   Zillow Group, Inc. Class A                               7,253      329,504
#*  Zillow Group, Inc. Class C                              49,717    2,245,220
*   Zix Corp.                                               45,198      240,905
*   Zynga, Inc. Class A                                  1,111,619    4,012,945
                                                                   ------------
Total Information Technology                                        713,676,495
                                                                   ------------
Materials -- (4.7%)
    A Schulman, Inc.                                        40,741    1,071,488
#*  AdvanSix, Inc.                                          21,649      724,808
    Air Products & Chemicals, Inc.                           7,652    1,087,732
#*  AK Steel Holding Corp.                                 145,983      826,264
#   Albemarle Corp.                                         43,897    5,083,273
    Alcoa Corp.                                             84,722    3,083,881
#   Allegheny Technologies, Inc.                           103,883    1,967,544
*   American Biltrite, Inc.                                     22        7,303
    American Vanguard Corp.                                 53,986      955,552
    Ampco-Pittsburgh Corp.                                  13,177      190,408
#   AptarGroup, Inc.                                        27,809    2,250,582
    Ashland Global Holdings, Inc.                           60,236    3,913,533
    Avery Dennison Corp.                                    20,760    1,929,227
*   Axalta Coating Systems, Ltd.                            21,782      686,133
#   Balchem Corp.                                           26,488    2,055,469

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
#   Ball Corp.                                                25,400 $1,064,260
    Bemis Co., Inc.                                           73,038  3,094,620
*   Berry Global Group, Inc.                                  24,019  1,346,985
*   Boise Cascade Co.                                         47,832  1,451,701
    Cabot Corp.                                               51,207  2,782,076
    Calgon Carbon Corp.                                       68,024  1,088,384
#   Carpenter Technology Corp.                                78,289  3,165,224
    Celanese Corp. Series A                                   20,921  2,011,973
#*  Century Aluminum Co.                                     132,025  2,215,379
#   CF Industries Holdings, Inc.                              63,952  1,876,991
    Chase Corp.                                               11,235  1,213,942
    Chemours Co. (The)                                        13,148    625,976
*   Clearwater Paper Corp.                                    25,806  1,268,365
#*  Cliffs Natural Resources, Inc.                           125,505    968,899
*   Coeur Mining, Inc.                                       138,809  1,149,338
    Commercial Metals Co.                                    200,353  3,726,566
#   Compass Minerals International, Inc.                      39,521  2,728,925
*   Contango ORE, Inc.                                         1,008     18,648
*   Core Molding Technologies, Inc.                           11,901    226,952
*   Crown Holdings, Inc.                                       6,500    386,555
#   Deltic Timber Corp.                                        7,152    515,874
    Domtar Corp.                                             109,389  4,272,734
    Dow Chemical Co. (The)                                    77,065  4,950,656
    Eagle Materials, Inc.                                     26,397  2,483,958
    Eastman Chemical Co.                                      32,930  2,738,459
    Ecolab, Inc.                                               9,795  1,289,708
    EI du Pont de Nemours & Co.                               24,100  1,981,261
*   Ferro Corp.                                               83,574  1,607,964
    Ferroglobe P.L.C.                                        117,919  1,507,005
#*  Flotek Industries, Inc.                                   21,014    176,938
#   FMC Corp.                                                 23,050  1,760,559
*   Freeport-McMoRan, Inc.                                   285,516  4,174,244
    Friedman Industries, Inc.                                 10,403     56,384
    FutureFuel Corp.                                          60,794    885,161
*   GCP Applied Technologies, Inc.                            83,770  2,538,231
#   Gold Resource Corp.                                       31,186    132,229
    Graphic Packaging Holding Co.                            267,454  3,527,718
    Greif, Inc. Class A                                       36,856  2,067,253
    Greif, Inc. Class B                                        8,768    525,203
#*  Handy & Harman, Ltd.                                       3,310    109,561
    Hawkins, Inc.                                             16,847    757,273
    Haynes International, Inc.                                19,195    600,420
    HB Fuller Co.                                             72,457  3,732,985
    Hecla Mining Co.                                         690,741  3,736,909
    Huntsman Corp.                                           223,127  5,939,641
*   Ingevity Corp.                                            19,251  1,126,183
    Innophos Holdings, Inc.                                   26,839  1,121,065
    Innospec, Inc.                                            34,726  2,166,902
    International Flavors & Fragrances, Inc.                   5,882    783,365
    International Paper Co.                                   34,967  1,922,486
#*  Intrepid Potash, Inc.                                     59,001    178,773
#   Kaiser Aluminum Corp.                                     21,204  2,062,937
    KapStone Paper and Packaging Corp.                       161,083  3,682,357

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
#   KMG Chemicals, Inc.                                       22,235 $1,125,536
*   Koppers Holdings, Inc.                                    29,273  1,062,610
*   Kraton Corp.                                              51,198  1,904,566
    Kronos Worldwide, Inc.                                    48,956  1,043,742
*   Louisiana-Pacific Corp.                                  108,144  2,715,496
#*  LSB Industries, Inc.                                      41,518    293,947
    LyondellBasell Industries NV Class A                      11,014    992,251
    Martin Marietta Materials, Inc.                            9,888  2,238,940
    Materion Corp.                                            41,770  1,606,056
#   McEwen Mining, Inc.                                      189,521    494,650
    Mercer International, Inc.                               109,839  1,208,229
    Minerals Technologies, Inc.                               44,603  3,157,892
    Monsanto Co.                                               9,533  1,113,645
    Mosaic Co. (The)                                         168,647  4,071,139
    Myers Industries, Inc.                                    62,972  1,070,524
#   Neenah Paper, Inc.                                        20,752  1,658,085
#   NewMarket Corp.                                            1,937    891,233
    Newmont Mining Corp.                                     181,507  6,746,615
*   Northern Technologies International Corp.                  3,755     68,529
    Nucor Corp.                                               55,655  3,209,624
#   Olin Corp.                                               218,412  6,438,786
    Olympic Steel, Inc.                                       23,685    404,777
*   OMNOVA Solutions, Inc.                                    93,009    874,285
#*  Owens-Illinois, Inc.                                      49,738  1,188,738
    Packaging Corp. of America                                21,650  2,370,242
    PH Glatfelter Co.                                         63,379  1,297,368
#*  Platform Specialty Products Corp.                        332,150  4,653,421
    PolyOne Corp.                                             38,302  1,401,087
    PPG Industries, Inc.                                       7,652    805,373
    Quaker Chemical Corp.                                     13,900  1,971,993
    Rayonier Advanced Materials, Inc.                         36,474    543,827
*   Real Industry, Inc.                                       26,881     79,299
    Reliance Steel & Aluminum Co.                             96,442  6,978,543
*   Resolute Forest Products, Inc.                            29,703    138,119
#   Royal Gold, Inc.                                          51,336  4,448,778
    RPM International, Inc.                                   21,508  1,115,620
*   Ryerson Holding Corp.                                     13,533    117,060
    Schnitzer Steel Industries, Inc. Class A                  60,296  1,555,637
    Schweitzer-Mauduit International, Inc.                    42,372  1,627,932
#   Scotts Miracle-Gro Co. (The)                              10,869  1,043,315
#   Sealed Air Corp.                                          36,593  1,592,161
    Sensient Technologies Corp.                               20,363  1,514,193
    Sherwin-Williams Co. (The)                                 1,508    508,603
#   Silgan Holdings, Inc.                                     49,646  1,504,274
    Sonoco Products Co.                                       76,353  3,701,593
#   Southern Copper Corp.                                        800     31,472
    Steel Dynamics, Inc.                                      53,925  1,909,484
    Stepan Co.                                                28,500  2,341,845
#*  Summit Materials, Inc. Class A                           117,746  3,348,696
*   SunCoke Energy, Inc.                                     124,538  1,114,615
*   Synalloy Corp.                                             8,022     90,649
#*  TimkenSteel Corp.                                         57,339    911,117
#*  Trecora Resources                                         27,388    316,331

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Tredegar Corp.                                          38,726 $    584,763
    Trinseo SA                                              12,892      906,308
    Tronox, Ltd. Class A                                    93,299    1,808,135
*   UFP Technologies, Inc.                                   2,694       77,722
    United States Lime & Minerals, Inc.                      6,127      497,635
#   United States Steel Corp.                              186,592    4,383,046
*   Universal Stainless & Alloy Products, Inc.               8,514      161,766
#*  US Concrete, Inc.                                       15,963    1,250,701
    Valhi, Inc.                                             15,640       50,204
    Valvoline, Inc.                                         50,527    1,145,447
    Vulcan Materials Co.                                    17,482    2,152,384
    Westlake Chemical Corp.                                 20,570    1,447,305
    WestRock Co.                                           125,687    7,216,947
    Worthington Industries, Inc.                            40,792    2,066,931
    WR Grace & Co.                                          11,437      788,695
                                                                   ------------
Total Materials                                                     242,507,883
                                                                   ------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                               84,276    3,533,693
*   Altisource Asset Management Corp.                        1,120      103,040
#*  Altisource Portfolio Solutions SA                        3,002       78,322
*   Capital Properties, Inc. Class A                           308        4,278
*   CBRE Group, Inc. Class A                                27,643    1,050,158
    CKX Lands, Inc.                                            465        5,324
    Colony NorthStar, Inc. Class A                          59,322      868,474
#   Consolidated-Tomoka Land Co.                             8,853      490,810
*   Forestar Group, Inc.                                    49,411      847,399
*   FRP Holdings, Inc.                                       8,107      374,138
    Griffin Industrial Realty, Inc.                          4,473      143,986
    HFF, Inc. Class A                                       21,209      778,794
#*  Howard Hughes Corp. (The)                               26,779    3,369,066
#*  InterGroup Corp. (The)                                     235        6,087
    Jones Lang LaSalle, Inc.                                21,231    2,701,008
    Kennedy-Wilson Holdings, Inc.                           54,478    1,095,008
*   Marcus & Millichap, Inc.                                 6,445      164,992
#*  Maui Land & Pineapple Co., Inc.                          4,186       72,627
#   RE/MAX Holdings, Inc. Class A                           16,923      984,072
#   Realogy Holdings Corp.                                  96,438    3,201,742
#*  St Joe Co. (The)                                        22,990      414,969
    Stratus Properties, Inc.                                 9,080      260,142
#*  Tejon Ranch Co.                                         21,598      453,126
*   Trinity Place Holdings, Inc.                             6,344       44,091
                                                                   ------------
Total Real Estate                                                    21,045,346
                                                                   ------------
Telecommunication Services -- (2.4%)
*   Alaska Communications Systems Group, Inc.               33,997       76,493
    AT&T, Inc.                                           1,702,949   66,415,011
    ATN International, Inc.                                 18,363    1,065,054
*   Boingo Wireless, Inc.                                   49,673      736,651
#   CenturyLink, Inc.                                      530,943   12,355,044
#*  Cincinnati Bell, Inc.                                   25,571      476,899
#   Cogent Communications Holdings, Inc.                    22,981      959,457

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Telecommunication Services -- (Continued)
#   Consolidated Communications Holdings, Inc.              66,862 $  1,203,516
#   Frontier Communications Corp.                           41,246      631,476
*   General Communication, Inc. Class A                     74,901    3,196,026
*   Hawaiian Telcom Holdco, Inc.                             3,159       92,369
*   IDT Corp. Class B                                       41,899      620,524
#*  Iridium Communications, Inc.                            78,908      785,135
*   Level 3 Communications, Inc.                            39,531    2,319,679
*   Lumos Networks Corp.                                    32,191      576,541
*   ORBCOMM, Inc.                                           96,120    1,115,953
#   Shenandoah Telecommunications Co.                      106,250    3,267,187
    Spok Holdings, Inc.                                     38,274      627,694
#*  Sprint Corp.                                           330,278    2,635,618
#*  Straight Path Communications, Inc. Class B               2,762      495,503
*   T-Mobile US, Inc.                                       55,466    3,420,034
    Telephone & Data Systems, Inc.                         134,155    3,814,027
*   United States Cellular Corp.                            31,617    1,197,652
    Verizon Communications, Inc.                           259,639   12,566,528
*   Vonage Holdings Corp.                                  263,850    1,744,048
    Windstream Holdings, Inc.                              170,122      644,762
*   Zayo Group Holdings, Inc.                               17,274      566,414
                                                                   ------------
Total Telecommunication Services                                    123,605,295
                                                                   ------------
Utilities -- (1.1%)
    AES Corp.                                               68,477      765,573
    ALLETE, Inc.                                             8,815      645,875
    Alliant Energy Corp.                                       106        4,296
    American States Water Co.                               15,179      750,602
#   Aqua America, Inc.                                      21,570      720,007
    Artesian Resources Corp. Class A                         5,487      213,389
    Atlantica Yield PLC                                     23,905      516,587
    Atmos Energy Corp.                                      12,334    1,070,098
#   Avangrid, Inc.                                          12,994      590,187
#   Avista Corp.                                            20,799    1,094,235
#   Black Hills Corp.                                        8,995      626,592
#   California Water Service Group                          19,640      763,996
*   Calpine Corp.                                          397,489    5,715,892
#   Chesapeake Utilities Corp.                               8,754      676,247
    CMS Energy Corp.                                        17,300      799,952
    Connecticut Water Service, Inc.                          7,188      409,572
    Consolidated Water Co., Ltd.                            17,333      223,596
    Delta Natural Gas Co., Inc.                              1,858       56,539
#*  Dynegy, Inc.                                           173,867    1,561,326
    El Paso Electric Co.                                    16,161      838,756
#   Eversource Energy                                       15,733      956,409
    Gas Natural, Inc.                                        5,716       74,022
#*  Genie Energy, Ltd. Class B                              22,104      146,550
    Great Plains Energy, Inc.                               24,561      757,952
#   Hawaiian Electric Industries, Inc.                      23,207      765,599
#   IDACORP, Inc.                                            9,260      799,694
#   MDU Resources Group, Inc.                               24,565      647,288
    MGE Energy, Inc.                                        14,929      993,525
#   Middlesex Water Co.                                     10,118      397,030
#   National Fuel Gas Co.                                   11,930      706,375

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             New Jersey Resources Corp.                   18,806 $      792,673
             NiSource, Inc.                               34,403        896,542
             Northwest Natural Gas Co.                    11,229        708,550
#            NorthWestern Corp.                           11,879        686,487
#            NRG Energy, Inc.                            373,190      9,187,938
             NRG Yield, Inc. Class A                       5,203         94,851
#            NRG Yield, Inc. Class C                      10,067        187,246
             OGE Energy Corp.                             16,299        584,482
             ONE Gas, Inc.                                11,667        849,124
#            Ormat Technologies, Inc.                     49,428      2,931,080
             Otter Tail Corp.                             14,185        573,783
#            Pattern Energy Group, Inc.                   28,695        720,244
             Pinnacle West Capital Corp.                   7,400        641,802
#            PNM Resources, Inc.                          16,447        655,413
             Portland General Electric Co.                16,898        755,172
#            RGC Resources, Inc.                             600         16,110
             SJW Corp.                                    12,353        653,103
#            South Jersey Industries, Inc.                21,791        740,240
             Southwest Gas Holdings, Inc.                 11,066        886,387
#            Spark Energy, Inc. Class A                    2,524         52,499
#            Spire, Inc.                                   9,628        698,993
             UGI Corp.                                    46,070      2,325,153
             Unitil Corp.                                  9,001        456,801
             Vectren Corp.                                12,520        752,577
#            WEC Energy Group, Inc.                        7,951        500,674
             Westar Energy, Inc.                          13,846        702,685
             WGL Holdings, Inc.                           11,496        985,437
             York Water Co. (The)                          7,798        271,370
                                                                 --------------
Total Utilities                                                      53,595,177
                                                                 --------------
TOTAL COMMON STOCKS                                               4,458,340,221
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights            6,160          6,837
(degrees)#*  Safeway Casa Ley Contingent Value Rights     51,128         51,890
(degrees)#*  Safeway PDC, LLC Contingent Value Rights     51,128             15
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    58,742
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,458,398,963
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940%   45,532,161     45,532,161
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@         DFA Short Term Investment Fund           54,032,565    625,264,837
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,685,319,421)^^            $5,129,195,961
                                                                 ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------

Common Stocks
   Consumer Discretionary    $  639,035,396 $     78,427   --    $  639,113,823
   Consumer Staples             206,036,146           --   --       206,036,146
   Energy                       288,449,915           --   --       288,449,915
   Financials                 1,062,737,433           --   --     1,062,737,433
   Health Care                  391,237,810           --   --       391,237,810
   Industrials                  716,334,898           --   --       716,334,898
   Information Technology       713,676,495           --   --       713,676,495
   Materials                    242,507,883           --   --       242,507,883
   Real Estate                   21,045,346           --   --        21,045,346
   Telecommunication
     Services                   123,605,295           --   --       123,605,295
   Utilities                     53,595,177           --   --        53,595,177
Rights/Warrants                          --       58,742   --            58,742
Temporary Cash Investments       45,532,161           --   --        45,532,161
Securities Lending
  Collateral                             --  625,264,837   --       625,264,837
Futures Contracts**                 574,657           --   --           574,657
                             -------------- ------------   --    --------------
TOTAL                        $4,504,368,612 $625,402,006   --    $5,129,770,618
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (80.8%)

Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                         557,796 $ 5,382,731
    A.H. Belo Corp. Class A                                 141,705     751,037
    Aaron's, Inc.                                           693,281  32,085,045
#   Abercrombie & Fitch Co. Class A                         574,893   5,656,947
#   Adtalem Global Education, Inc.                          597,204  19,409,130
#   AMC Entertainment Holdings, Inc. Class A                366,446   7,475,498
    AMCON Distributing Co.                                    2,621     254,106
#*  America's Car-Mart, Inc.                                116,650   4,572,680
#*  American Axle & Manufacturing Holdings, Inc.            950,132  14,004,946
#   American Eagle Outfitters, Inc.                       1,831,572  21,685,812
#*  American Outdoor Brands Corp.                           557,202  11,517,365
*   American Public Education, Inc.                         146,606   3,122,708
    Ark Restaurants Corp.                                    17,486     397,632
#*  Asbury Automotive Group, Inc.                           226,769  12,245,526
#*  Ascena Retail Group, Inc.                             1,764,408   4,128,715
*   Ascent Capital Group, Inc. Class A                       87,641   1,481,133
#*  AV Homes, Inc.                                           63,242   1,015,034
*   Ballantyne Strong, Inc.                                 109,080     741,744
#*  Barnes & Noble Education, Inc.                          372,681   2,694,484
#   Barnes & Noble, Inc.                                    556,746   4,537,480
    Bassett Furniture Industries, Inc.                      146,087   5,434,436
    BBX Capital Corp.                                        89,375     550,550
#   Beasley Broadcast Group, Inc. Class A                    71,352     749,196
*   Beazer Homes USA, Inc.                                   57,972     768,709
#*  bebe stores, Inc.                                         1,776      10,407
*   Belmond, Ltd. Class A                                   771,747  10,071,298
#   Big 5 Sporting Goods Corp.                              183,946   1,977,420
#   Big Lots, Inc.                                          525,876  26,120,261
#*  Biglari Holdings, Inc.                                      128      47,913
#*  BJ's Restaurants, Inc.                                  227,067   8,015,465
#*  Black Diamond, Inc.                                      30,200     196,300
#   Bloomin' Brands, Inc.                                 1,185,005  20,654,637
#   Bob Evans Farms, Inc.                                   194,498  13,455,372
*   Bojangles', Inc.                                         44,158     587,301
#*  Boot Barn Holdings, Inc.                                 19,764     158,310
    Bowl America, Inc. Class A                               10,705     156,523
#   Boyd Gaming Corp.                                        11,841     296,735
#*  Bravo Brio Restaurant Group, Inc.                       184,048     634,966
#*  Bridgepoint Education, Inc.                             359,749   3,493,163
#   Brinker International, Inc.                             651,847  23,121,013
#   Buckle, Inc. (The)                                      251,198   4,295,486
#*  Buffalo Wild Wings, Inc.                                184,163  19,797,522
#*  Build-A-Bear Workshop, Inc.                             163,932   1,573,747
*   Cabela's, Inc.                                           38,801   2,210,881
*   CafePress, Inc.                                           9,151      16,838
    Caleres, Inc.                                           456,717  12,459,240
#   Callaway Golf Co.                                     1,328,596  16,913,027
*   Cambium Learning Group, Inc.                            357,902   1,760,878
    Canterbury Park Holding Corp.                             3,440      39,904
    Capella Education Co.                                   114,617   7,874,188
#*  Career Education Corp.                                1,368,697  11,510,742

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Carriage Services, Inc.                                 229,450 $ 5,596,285
#*  Carrols Restaurant Group, Inc.                          625,500   7,631,100
#   Cato Corp. (The) Class A                                249,284   4,240,321
*   Cavco Industries, Inc.                                  100,660  13,126,064
#*  Central European Media Enterprises, Ltd. Class A        122,921     534,706
*   Century Casinos, Inc.                                    20,195     145,202
#*  Century Communities, Inc.                                22,506     582,905
#   Cheesecake Factory, Inc. (The)                          481,757  22,921,998
#*  Cherokee, Inc.                                          113,491     595,828
#   Chico's FAS, Inc.                                     1,576,595  14,425,844
#   Children's Place, Inc. (The)                            265,406  28,040,144
#   Choice Hotels International, Inc.                       466,859  30,182,434
#*  Christopher & Banks Corp.                               196,401     276,925
#   Churchill Downs, Inc.                                    33,036   6,179,384
#*  Chuy's Holdings, Inc.                                   272,275   6,412,076
    Citi Trends, Inc.                                       157,381   3,485,989
#   Clear Channel Outdoor Holdings, Inc. Class A            157,753     799,808
#   ClubCorp Holdings, Inc.                                 434,312   7,361,588
    Collectors Universe, Inc.                               104,675   2,604,314
#   Columbia Sportswear Co.                                  64,938   3,933,944
#*  Conn's, Inc.                                            239,552   5,126,413
#   Cooper Tire & Rubber Co.                                862,527  31,525,362
#*  Cooper-Standard Holdings, Inc.                          175,578  17,954,606
#   Core-Mark Holding Co., Inc.                             459,194  16,838,644
#   Cracker Barrel Old Country Store, Inc.                  114,704  17,830,737
#*  Crocs, Inc.                                             955,134   7,583,764
    Crown Crafts, Inc.                                        1,939      10,471
    CSS Industries, Inc.                                     27,255     729,616
#   Culp, Inc.                                              148,596   4,457,880
#*  Daily Journal Corp.                                         406      83,149
    Dana, Inc.                                            1,405,903  33,348,019
#*  Dave & Buster's Entertainment, Inc.                     397,301  24,676,365
*   Deckers Outdoor Corp.                                   658,565  42,714,526
*   Del Frisco's Restaurant Group, Inc.                     198,941   2,824,962
#*  Del Taco Restaurants, Inc.                              117,980   1,544,358
#*  Delta Apparel, Inc.                                      15,317     322,117
#*  Denny's Corp.                                           880,109   9,998,038
*   Destination Maternity Corp.                              56,193      85,975
#*  Destination XL Group, Inc.                              422,444     844,888
#   Dillard's, Inc. Class A                                  24,154   1,783,048
#   DineEquity, Inc.                                        172,362   7,090,973
#*  Diversified Restaurant Holdings, Inc.                    71,874     158,842
*   Dixie Group, Inc. (The)                                 110,009     467,538
#*  Dorman Products, Inc.                                   327,586  25,577,915
    Dover Motorsports, Inc.                                  56,312     115,440
#   Drive Shack, Inc.                                        62,900     192,474
#   DSW, Inc. Class A                                       971,820  17,531,633
#*  Duluth Holdings, Inc. Class B                            45,884     889,232
#   Educational Development Corp.                            20,890     213,078
#*  El Pollo Loco Holdings, Inc.                             14,767     191,971
#*  Eldorado Resorts, Inc.                                   89,636   1,828,574
*   Emerson Radio Corp.                                     112,976     143,480
*   Emmis Communications Corp. Class A                       22,271      65,699

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Entercom Communications Corp. Class A                   145,956 $ 1,437,667
    Entravision Communications Corp. Class A                844,197   5,487,280
#   Escalade, Inc.                                           43,648     539,053
#   Ethan Allen Interiors, Inc.                             313,177  10,037,323
#*  EVINE Live, Inc.                                         28,126      33,470
#*  EW Scripps Co. (The) Class A                            686,450  13,488,742
#*  Express, Inc.                                           815,803   4,943,766
#*  Famous Dave's of America, Inc.                           40,546     141,911
#*  Fiesta Restaurant Group, Inc.                           365,439   6,139,375
#   Finish Line, Inc. (The) Class A                         392,042   5,394,498
#*  Five Below, Inc.                                        538,215  26,001,167
    Flanigan's Enterprises, Inc.                              5,380     144,184
    Flexsteel Industries, Inc.                               49,378   2,764,180
#*  Fossil Group, Inc.                                      185,556   2,087,505
#*  Fox Factory Holding Corp.                               346,806  13,334,691
#*  Francesca's Holdings Corp.                              831,638   8,091,838
#   Fred's, Inc. Class A                                    287,226   1,944,520
#*  FTD Cos., Inc.                                          247,704   4,867,384
*   Full House Resorts, Inc.                                  1,337       3,409
#*  G-III Apparel Group, Ltd.                               417,633  10,870,987
#*  Gaia, Inc.                                               37,243     448,778
#   GameStop Corp. Class A                                  966,760  20,969,024
#   Gannett Co., Inc.                                       643,611   5,773,191
*   Genesco, Inc.                                           189,274   6,075,695
#*  Gentherm, Inc.                                          356,744  11,933,087
#*  Global Eagle Entertainment, Inc.                         53,822     170,078
*   Good Times Restaurants, Inc.                              1,862       6,517
    Graham Holdings Co. Class B                              10,421   6,173,400
#*  Grand Canyon Education, Inc.                            499,376  36,739,092
*   Gray Television, Inc.                                   542,343   8,080,911
#*  Gray Television, Inc. Class A                            25,939     332,668
*   Green Brick Partners, Inc.                               36,223     407,509
#   Group 1 Automotive, Inc.                                195,046  11,614,989
#*  Groupon, Inc.                                           452,586   1,701,723
#   Guess?, Inc.                                            742,050   9,691,173
#*  Habit Restaurants, Inc. (The) Class A                   104,170   1,713,597
*   Harte-Hanks, Inc.                                       411,736     397,325
#   Haverty Furniture Cos., Inc.                            166,569   3,706,160
    Haverty Furniture Cos., Inc. Class A                      3,785      84,689
*   Helen of Troy, Ltd.                                     310,762  31,309,271
*   Hibbett Sports, Inc.                                    212,420   3,313,752
*   Hilton Grand Vacations, Inc.                             23,760     873,418
    Hooker Furniture Corp.                                   98,974   4,176,703
#*  Horizon Global Corp.                                    376,603   5,249,846
#*  Houghton Mifflin Harcourt Co.                         1,272,698  15,208,741
#*  Hovnanian Enterprises, Inc. Class A                     362,836     798,239
#   HSN, Inc.                                               465,956  18,475,155
#*  Iconix Brand Group, Inc.                                815,271   5,437,858
#   ILG, Inc.                                             1,218,429  32,300,553
#*  IMAX Corp.                                              191,646   4,101,224
    Insignia Systems, Inc.                                   15,351      15,658
#*  Installed Building Products, Inc.                       222,956  11,995,033
    International Speedway Corp. Class A                     70,858   2,536,716

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*           Intrawest Resorts Holdings, Inc.                 83,674 $ 1,987,257
#*          iRobot Corp.                                    268,408  28,319,728
*           J Alexander's Holdings, Inc.                      5,069      53,478
            Jack in the Box, Inc.                           370,419  34,360,066
#*          JAKKS Pacific, Inc.                              62,792     207,214
#*          Jamba, Inc.                                     131,378   1,144,302
#*          JC Penney Co., Inc.                           1,410,836   7,632,623
#           John Wiley & Sons, Inc. Class A                 451,741  24,958,690
            Johnson Outdoors, Inc. Class A                   31,054   1,568,848
*           K12, Inc.                                       302,317   5,354,034
#           KB Home                                         624,639  14,316,726
#*          Kirkland's, Inc.                                170,933   1,598,224
#*          Kona Grill, Inc.                                114,164     302,535
*           Koss Corp.                                       25,262      45,219
*           La Quinta Holdings, Inc.                        756,789  11,283,724
            La-Z-Boy, Inc.                                  517,969  17,507,352
*           Lakeland Industries, Inc.                        36,821     554,156
(degrees)*  Lazare Kaplan International, Inc.                 9,600       1,350
#           LCI Industries                                  238,699  25,481,118
#*          LGI Homes, Inc.                                   7,986     353,780
            Libbey, Inc.                                    303,165   2,728,485
*           Liberty Expedia Holdings, Inc. Class A            6,372     363,523
            Liberty Tax, Inc.                                30,299     427,216
#*          Liberty TripAdvisor Holdings, Inc. Class A      393,014   4,617,914
            Lifetime Brands, Inc.                            98,745   1,871,218
#*          Lindblad Expeditions Holdings, Inc.              41,276     413,173
#           Lithia Motors, Inc. Class A                     254,114  26,237,270
#*          Live Ventures, Inc.                               1,158      12,773
*           Luby's, Inc.                                    247,827     711,263
#*          M/I Homes, Inc.                                 186,382   4,834,749
#*          Malibu Boats, Inc. Class A                      237,387   6,791,642
            Marcus Corp. (The)                               95,912   2,608,806
#           Marine Products Corp.                           113,176   1,643,316
#*          MarineMax, Inc.                                 246,743   3,688,808
#           Marriott Vacations Worldwide Corp.              294,591  34,422,958
#*          McClatchy Co. (The) Class A                      66,049     528,392
#           MDC Holdings, Inc.                              385,951  13,234,260
(degrees)   Media General, Inc.                             298,450     602,869
#           Meredith Corp.                                  469,182  27,892,870
#*          Meritage Homes Corp.                            317,248  12,927,856
#*          Michaels Cos., Inc. (The)                       219,009   4,410,841
#*          Modine Manufacturing Co.                        391,175   6,356,594
*           Monarch Casino & Resort, Inc.                    25,809     854,020
#           Monro Muffler Brake, Inc.                       320,497  14,935,160
#*          Motorcar Parts of America, Inc.                 252,966   7,075,459
#           Movado Group, Inc.                              122,136   3,004,546
#*          MSG Networks, Inc. Class A                      745,952  15,963,373
#*          Murphy USA, Inc.                                413,646  31,325,412
#           NACCO Industries, Inc. Class A                   46,605   3,057,288
#*          Nathan's Famous, Inc.                            57,601   3,600,062
#           National CineMedia, Inc.                        787,141   5,628,058
#*          Nautilus, Inc.                                  633,878  11,156,253
*           New Home Co., Inc. (The)                          1,064      11,502

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   New Media Investment Group, Inc.                         45,710 $   637,197
#*  New York & Co., Inc.                                    427,200     666,432
#   New York Times Co. (The) Class A                      1,585,245  30,119,655
#   Nexstar Media Group, Inc. Class A                       474,414  31,026,676
#   Nutrisystem, Inc.                                       295,945  16,498,934
#   Office Depot, Inc.                                    4,987,635  29,277,417
#*  Ollie's Bargain Outlet Holdings, Inc.                   253,179  11,317,101
#*  Overstock.com, Inc.                                     192,994   3,087,904
#   Oxford Industries, Inc.                                 181,384  11,450,772
    P&F Industries, Inc. Class A                             10,000      60,300
#   Papa John's International, Inc.                         468,218  33,397,990
#*  Papa Murphy's Holdings, Inc.                              4,442      18,923
#*  Party City Holdco, Inc.                                  58,342     813,871
#   Peak Resorts, Inc.                                        3,001      15,680
*   Pegasus Cos., Inc. (The)                                    170      43,350
#*  Penn National Gaming, Inc.                              181,941   3,667,931
#   Penske Automotive Group, Inc.                           129,739   5,648,836
*   Perfumania Holdings, Inc.                                15,984      24,935
*   Perry Ellis International, Inc.                          85,716   1,683,462
#   PetMed Express, Inc.                                    341,269  16,223,928
#   Pier 1 Imports, Inc.                                  1,452,846   6,697,620
*   PICO Holdings, Inc.                                     205,760   3,343,600
#*  Pinnacle Entertainment, Inc.                            103,853   1,973,207
#   Planet Fitness, Inc. Class A                            599,391  13,582,200
*   Playa Hotels & Resorts NV                                 4,544      53,710
#*  Potbelly Corp.                                          287,696   3,308,504
    RCI Hospitality Holdings, Inc.                           88,481   2,007,634
*   Reading International, Inc. Class A                     128,164   2,045,497
#*  Reading International, Inc. Class B                       2,710      56,368
*   Red Lion Hotels Corp.                                   137,648     984,183
#*  Red Robin Gourmet Burgers, Inc.                         139,762   8,357,768
#   Regal Entertainment Group Class A                     1,369,793  26,053,463
*   Regis Corp.                                             342,242   3,603,808
#   Rent-A-Center, Inc.                                     421,377   5,570,604
#*  RH                                                       72,517   4,723,032
    Rocky Brands, Inc.                                       87,813   1,224,991
#*  Ruby Tuesday, Inc.                                    1,179,039   2,381,659
    Ruth's Hospitality Group, Inc.                          606,400  12,128,000
#   Saga Communications, Inc. Class A                        18,348     712,820
    Salem Media Group, Inc.                                 145,343   1,039,202
#*  Sally Beauty Holdings, Inc.                             778,783  15,754,780
    Scholastic Corp.                                        166,300   6,889,809
#*  Scientific Games Corp. Class A                          329,127  12,194,155
#*  Sears Hometown and Outlet Stores, Inc.                    5,075      11,419
#   SeaWorld Entertainment, Inc.                            933,081  14,350,786
#*  Select Comfort Corp.                                    471,600  15,944,796
#*  Sequential Brands Group, Inc.                            12,224      39,239
#*  Shake Shack, Inc. Class A                                41,560   1,371,896
*   Shiloh Industries, Inc.                                 206,999   1,535,933
#   Shoe Carnival, Inc.                                     144,404   2,636,817
#*  Shutterfly, Inc.                                        379,637  18,617,398
#   Sinclair Broadcast Group, Inc. Class A                  722,624  26,050,595
#*  Skyline Corp.                                            98,594     736,497
#   Sonic Automotive, Inc. Class A                          305,086   5,537,311

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Sonic Corp.                                             611,645 $14,471,521
#*  Sotheby's                                               641,353  36,294,166
    Speedway Motorsports, Inc.                              226,118   4,807,269
#*  Sportsman's Warehouse Holdings, Inc.                    496,758   2,250,314
#   Stage Stores, Inc.                                      206,142     410,223
    Standard Motor Products, Inc.                           251,701  12,680,696
#   Stein Mart, Inc.                                        423,052     588,042
#*  Steven Madden, Ltd.                                     626,815  25,699,415
*   Stoneridge, Inc.                                        472,139   7,204,841
#   Strattec Security Corp.                                  25,601     908,836
#   Strayer Education, Inc.                                 116,509   9,159,938
#   Sturm Ruger & Co., Inc.                                 178,046  10,255,450
#   Superior Industries International, Inc.                 153,932   3,009,371
#   Superior Uniform Group, Inc.                             89,684   2,002,644
*   Sypris Solutions, Inc.                                  166,659     277,487
#   Tailored Brands, Inc.                                    89,094   1,117,239
#*  Tandy Leather Factory, Inc.                              84,087     744,170
*   Taylor Morrison Home Corp. Class A                      648,597  14,671,264
#*  Tempur Sealy International, Inc.                        104,580   6,031,129
#   Tenneco, Inc.                                           542,557  30,003,402
#   Texas Roadhouse, Inc.                                   698,958  33,060,713
#   Tile Shop Holdings, Inc.                                134,649   1,965,875
    Tilly's, Inc. Class A                                   160,637   1,603,157
    Time, Inc.                                              812,562  11,416,496
*   TopBuild Corp.                                          273,701  14,445,939
    Tower International, Inc.                               262,109   6,474,092
*   Town Sports International Holdings, Inc.                130,703     718,867
*   Townsquare Media, Inc. Class A                              810       8,959
*   Trans World Entertainment Corp.                         430,696     753,718
*   TravelCenters of America LLC                              2,720       9,928
#*  TRI Pointe Group, Inc.                                1,630,820  21,689,906
    Tribune Media Co. Class A                                78,365   3,303,085
#*  tronc, Inc.                                             107,511   1,372,915
#*  Tuesday Morning Corp.                                   300,124     555,229
#   Tupperware Brands Corp.                                 436,609  26,506,532
*   UCP, Inc. Class A                                        49,201     548,591
*   Unifi, Inc.                                             121,062   3,965,991
    Unique Fabricating, Inc.                                    993       8,689
#*  Universal Electronics, Inc.                             143,699   9,836,197
*   Universal Technical Institute, Inc.                     129,636     461,504
#*  Urban One, Inc.                                         910,737   1,730,400
#*  Urban Outfitters, Inc.                                  637,828  12,495,051
*   US Auto Parts Network, Inc.                             305,682     797,830
#*  Vera Bradley, Inc.                                      308,380   3,108,470
#*  Vista Outdoor, Inc.                                     414,380   9,568,034
*   Visteon Corp.                                           340,599  37,990,412
#*  Vitamin Shoppe, Inc.                                    260,436   2,864,796
*   VOXX International Corp.                                182,610   1,223,487
#*  Weight Watchers International, Inc.                     115,797   4,147,849
#   Wendy's Co. (The)                                     2,394,656  36,973,489
    West Marine, Inc.                                       189,899   2,447,798
#   Weyco Group, Inc.                                        49,920   1,391,770

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  William Lyon Homes Class A                           242,577 $    5,484,666
#*  Wingstop, Inc.                                       210,193      6,307,892
#   Winmark Corp.                                         39,742      5,287,673
#   Winnebago Industries, Inc.                           359,107     13,215,138
    Wolverine World Wide, Inc.                         1,149,243     32,408,653
#   World Wrestling Entertainment, Inc. Class A           15,176        321,124
#*  ZAGG, Inc.                                           461,588      3,900,419
#*  Zoe's Kitchen, Inc.                                    1,828         20,675
#*  Zumiez, Inc.                                         311,981      3,962,159
                                                                 --------------
Total Consumer Discretionary                                      2,516,614,083
                                                                 --------------
Consumer Staples -- (3.3%)
#   Alico, Inc.                                           34,016      1,027,283
#*  Alliance One International, Inc.                      77,408      1,176,602
    Andersons, Inc. (The)                                234,936      8,093,545
#*  Avon Products, Inc.                                3,481,472     12,672,558
#   B&G Foods, Inc.                                      618,468     22,419,465
#*  Boston Beer Co., Inc. (The) Class A                   88,114     13,816,275
*   Bridgford Foods Corp.                                 17,169        191,606
#*  Cal-Maine Foods, Inc.                                408,911     15,599,955
#   Calavo Growers, Inc.                                 181,535     13,442,667
*   CCA Industries, Inc.                                  16,064         57,027
#*  Central Garden & Pet Co.                              97,803      3,129,696
*   Central Garden & Pet Co. Class A                     361,876     11,131,306
#*  Chefs' Warehouse, Inc. (The)                         225,223      3,265,734
#   Coca-Cola Bottling Co. Consolidated                   69,139     16,599,583
*   Coffee Holding Co., Inc.                              11,600         48,256
#*  Craft Brew Alliance, Inc.                            328,290      5,745,075
*   Darling Ingredients, Inc.                          1,651,702     26,873,192
#   Dean Foods Co.                                     1,099,895     16,498,425
    Energizer Holdings, Inc.                             569,884     26,254,556
#*  Farmer Brothers Co.                                  184,337      5,742,098
#   Fresh Del Monte Produce, Inc.                        413,107     21,262,617
#*  Hostess Brands, Inc.                                 128,758      1,967,422
*   HRG Group, Inc.                                      899,159     14,899,065
    Ingles Markets, Inc. Class A                         130,345      3,845,177
#   Inter Parfums, Inc.                                  297,648     11,548,742
#*  Inventure Foods, Inc.                                 79,478        309,964
#   J&J Snack Foods Corp.                                183,145     24,065,253
#   John B. Sanfilippo & Son, Inc.                        96,215      6,188,549
    Lancaster Colony Corp.                               187,141     22,947,229
*   Landec Corp.                                         237,611      2,922,615
*   Lifevantage Corp.                                     71,204        270,575
#*  Lifeway Foods, Inc.                                   59,641        546,908
#   Limoneira Co.                                         35,599        810,233
#   Mannatech, Inc.                                        6,854        111,378
    Medifast, Inc.                                       232,997      9,946,642
#   MGP Ingredients, Inc.                                200,591     11,826,845
#   National Beverage Corp.                              312,083     31,869,916
*   Natural Alternatives International, Inc.              47,852        478,520
#*  Natural Grocers by Vitamin Cottage, Inc.              74,337        654,909
#   Natural Health Trends Corp.                           11,751        289,427
    Nature's Sunshine Products, Inc.                      68,726        869,384

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Nu Skin Enterprises, Inc. Class A                      420,098 $ 26,617,409
    Nutraceutical International Corp.                       53,278    2,227,020
    Oil-Dri Corp. of America                                31,333    1,295,933
    Omega Protein Corp.                                    153,627    2,458,032
#   Orchids Paper Products Co.                              79,430      894,382
#*  Performance Food Group Co.                             107,257    3,089,002
#   PriceSmart, Inc.                                       288,330   24,291,802
#*  Primo Water Corp.                                      255,658    3,172,716
#*  Revlon, Inc. Class A                                   333,301    6,516,035
    Rocky Mountain Chocolate Factory, Inc.                  37,409      444,793
#   Sanderson Farms, Inc.                                  350,893   45,879,260
    Seaboard Corp.                                           1,680    7,182,000
*   Seneca Foods Corp. Class A                              50,162    1,439,649
*   Seneca Foods Corp. Class B                               2,794       86,335
#*  Smart & Final Stores, Inc.                               4,153       35,716
#   Snyder's-Lance, Inc.                                   912,971   31,762,261
    SpartanNash Co.                                        287,126    7,964,875
#*  Sprouts Farmers Market, Inc.                           322,158    7,754,343
#*  SUPERVALU, Inc.                                      2,179,666    7,803,204
*   Tofutti Brands, Inc.                                     8,340       16,305
#   Tootsie Roll Industries, Inc.                          190,895    7,101,294
#*  United Natural Foods, Inc.                             514,980   19,842,179
#   United-Guardian, Inc.                                   19,179      302,069
#   Universal Corp.                                        233,532   14,934,371
#*  USANA Health Sciences, Inc.                            182,553   10,423,776
#   Vector Group, Ltd.                                   1,411,601   28,415,528
#   Village Super Market, Inc. Class A                      54,285    1,342,468
#   WD-40 Co.                                              140,021   14,933,240
#   Weis Markets, Inc.                                     132,593    6,272,975
                                                                   ------------
Total Consumer Staples                                              655,915,246
                                                                   ------------
Energy -- (3.3%)
    Adams Resources & Energy, Inc.                          22,105      839,769
#*  Approach Resources, Inc.                                 6,605       20,674
#   Arch Coal, Inc. Class A                                 40,306    3,066,077
    Archrock, Inc.                                         509,555    5,579,627
#   Ardmore Shipping Corp.                                   2,500       19,875
#*  Aspen Aerogels, Inc.                                     5,290       24,387
#*  Atwood Oceanics, Inc.                                  691,180    5,432,675
*   Barnwell Industries, Inc.                               32,713       61,173
#*  Basic Energy Services, Inc.                             65,640    1,470,336
#*  Bill Barrett Corp.                                     913,096    3,086,264
#   Bristow Group, Inc.                                    305,560    2,251,977
#*  California Resources Corp.                              92,128      748,079
#*  Callon Petroleum Co.                                 1,809,464   20,483,132
#*  CARBO Ceramics, Inc.                                   113,844      804,877
#*  Clean Energy Fuels Corp.                               463,303    1,213,854
#*  Cloud Peak Energy, Inc.                                655,571    2,268,276
#*  CONSOL Energy, Inc.                                    242,689    4,067,468
*   Contango Oil & Gas Co.                                 204,317    1,225,902
#   CVR Energy, Inc.                                         3,747       70,856
*   Dawson Geophysical Co.                                 158,707      636,415
#   Delek US Holdings, Inc.                                737,959   19,268,109

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#*  Denbury Resources, Inc.                               1,907,868 $ 2,785,487
#   DHT Holdings, Inc.                                      743,047   3,091,076
#*  Diamond Offshore Drilling, Inc.                         332,885   4,134,432
#*  Dorian LPG, Ltd.                                         15,884     114,365
#*  Dril-Quip, Inc.                                         483,120  21,547,152
#*  Eclipse Resources Corp.                                  86,330     242,587
*   ENGlobal Corp.                                           79,948      99,935
#   EnLink Midstream LLC                                    593,135  10,409,519
#   Ensco P.L.C. Class A                                  3,151,428  16,671,054
#*  EP Energy Corp. Class A                                  10,135      34,256
#*  Era Group, Inc.                                         138,182   1,210,474
    Evolution Petroleum Corp.                               142,216   1,223,058
*   Exterran Corp.                                          277,758   7,691,119
*   Fairmount Santrol Holdings, Inc.                          7,375      21,535
#*  Forum Energy Technologies, Inc.                       1,246,331  16,513,886
#   Frank's International NV                                268,029   2,171,035
#   GasLog, Ltd.                                            462,529   8,441,154
#*  Gastar Exploration, Inc.                                 45,826      39,410
#*  Geospace Technologies Corp.                              78,413   1,206,776
    Green Plains, Inc.                                      297,456   5,874,756
    Gulf Island Fabrication, Inc.                           118,201   1,347,491
*   Gulfport Energy Corp.                                   295,361   3,727,456
    Hallador Energy Co.                                       6,996      48,202
#*  Helix Energy Solutions Group, Inc.                    2,285,642  14,948,099
#*  Hornbeck Offshore Services, Inc.                        239,036     602,371
*   International Seaways, Inc.                               6,139     140,031
#*  ION Geophysical Corp.                                    66,679     236,710
#*  Kosmos Energy, Ltd.                                   3,499,713  23,098,106
#*  Laredo Petroleum, Inc.                                1,265,044  16,394,970
#*  Matador Resources Co.                                   230,405   5,589,625
*   Matrix Service Co.                                      287,619   2,976,857
#*  McDermott International, Inc.                         2,662,705  18,026,513
*   Mitcham Industries, Inc.                                112,906     448,237
#   Nabors Industries, Ltd.                               3,143,112  24,233,394
*   Natural Gas Services Group, Inc.                         76,868   1,917,857
#*  Newpark Resources, Inc.                               1,287,910  10,754,048
#   Noble Corp. P.L.C.                                    2,497,301   9,989,204
#   Nordic American Tankers, Ltd.                             3,153      18,540
#*  Northern Oil and Gas, Inc.                              175,574     219,468
#*  Oasis Petroleum, Inc.                                 2,828,990  22,009,542
    Oceaneering International, Inc.                         983,643  25,230,443
#*  Oil States International, Inc.                          399,091   9,917,411
*   Overseas Shipholding Group, Inc. Class A                 30,625      94,325
#*  Pacific Ethanol, Inc.                                   249,541   1,559,631
#   Panhandle Oil and Gas, Inc. Class A                     113,672   2,500,784
#*  Par Pacific Holdings, Inc.                               81,045   1,451,516
#*  Parker Drilling Co.                                     778,214     933,857
#   Patterson-UTI Energy, Inc.                              493,911   9,552,239
#   PBF Energy, Inc. Class A                              1,320,944  30,077,895
*   PDC Energy, Inc.                                        363,991  17,165,816
*   Peabody Energy Corp.                                    196,083   5,498,167
*   Penn Virginia Corp.                                       1,545      59,343
#*  PetroQuest Energy, Inc.                                   8,371      18,165

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*            PHI, Inc. Non-Voting                           72,122 $    699,583
#*           PHI, Inc. Voting                                4,419       41,760
*            Pioneer Energy Services Corp.               1,031,211    2,268,664
*            QEP Resources, Inc.                           489,532    4,195,289
#*           Renewable Energy Group, Inc.                  540,302    6,753,775
#*           Resolute Energy Corp.                          17,336      588,731
#*           REX American Resources Corp.                   52,182    5,217,156
#*           RigNet, Inc.                                   93,123    1,764,681
#*           Ring Energy, Inc.                             311,282    4,065,343
#*           Rowan Cos. P.L.C. Class A                   1,058,896   12,357,316
#*           SAExploration Holdings, Inc.                    3,940       11,741
*            SandRidge Energy, Inc.                            921       17,785
#            Scorpio Tankers, Inc.                       1,646,515    6,108,571
#*           SEACOR Holdings, Inc.                         149,803    5,106,784
#*           SEACOR Marine Holdings, Inc.                  142,370    2,075,760
#            SemGroup Corp. Class A                        626,853   16,956,374
#            Ship Finance International, Ltd.              497,991    6,772,678
#            SM Energy Co.                               1,270,610   22,095,908
#*           SRC Energy, Inc.                            3,202,973   27,257,300
#*           Superior Energy Services, Inc.              2,546,922   27,404,881
(degrees)#*  Syntroleum Corp.                               12,079        4,469
#            Teekay Corp.                                   67,420      660,716
#            Teekay Tankers, Ltd. Class A                   87,732      157,918
#*           Tesco Corp.                                   716,706    3,296,848
*            TETRA Technologies, Inc.                    2,053,816    5,771,223
#*           Ultra Petroleum Corp.                          70,047      720,784
#*           Unit Corp.                                    698,057   12,551,065
#            US Silica Holdings, Inc.                      602,149   17,540,600
#*           Vaalco Energy, Inc.                           157,972      144,860
*            Westmoreland Coal Co.                         199,551      860,065
#*           Whiting Petroleum Corp.                     3,283,594   17,238,868
*            Willbros Group, Inc.                          396,632      809,129
             World Fuel Services Corp.                     129,534    4,189,130
                                                                   ------------
Total Energy                                                        652,654,936
                                                                   ------------
Financials -- (17.2%)
             1st Constitution Bancorp                        2,850       48,878
#            1st Source Corp.                              208,000   10,212,800
#            A-Mark Precious Metals, Inc.                   73,304    1,104,691
             Access National Corp.                          74,648    1,984,890
*            Ambac Financial Group, Inc.                   343,379    7,015,233
             American Equity Investment Life Holding Co.   786,081   21,051,249
#            American National Bankshares, Inc.             34,504    1,302,526
#            American National Insurance Co.                48,517    5,773,523
             American River Bankshares                       8,888      123,988
#            Ameris Bancorp                                422,062   19,330,440
#            AMERISAFE, Inc.                               232,169   13,407,760
             AmeriServ Financial, Inc.                     279,750    1,105,013
#            Amtrust Financial Services, Inc.               13,433      214,928
             Argo Group International Holdings, Ltd.       161,424    9,677,369
#            Arrow Financial Corp.                          82,103    2,676,558
#            Artisan Partners Asset Management, Inc.
               Class A                                     480,615   15,980,449
             Aspen Insurance Holdings, Ltd.                675,355   32,957,324

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Associated Banc-Corp                                  1,379,660 $33,042,857
*   Asta Funding, Inc.                                        5,727      41,950
    Astoria Financial Corp.                               1,174,387  23,699,130
    Atlantic American Corp.                                  20,640      74,304
*   Atlantic Coast Financial Corp.                            9,719      77,266
*   Atlanticus Holdings Corp.                                73,372     181,229
#*  Atlas Financial Holdings, Inc.                           38,991     602,411
    Auburn National Bancorporation, Inc.                      2,786     103,110
    Baldwin & Lyons, Inc. Class A                             1,471      34,274
    Baldwin & Lyons, Inc. Class B                            32,970     771,498
#   Banc of California, Inc.                                416,404   8,557,102
    BancFirst Corp.                                         101,465  10,831,389
*   Bancorp, Inc. (The)                                     646,312   5,008,918
#   BancorpSouth, Inc.                                    1,516,521  45,571,456
    Bank Mutual Corp.                                       330,963   3,293,082
#   Bank of Commerce Holdings                                 8,400      86,940
#   Bank of Hawaii Corp.                                    411,858  34,460,159
#   Bank of Marin Bancorp                                     7,498     499,742
    Bank of South Carolina Corp.                                462       8,940
    BankFinancial Corp.                                     134,611   2,016,473
    BankUnited, Inc.                                        118,606   4,082,419
    Banner Corp.                                            344,172  19,882,816
#   Bar Harbor Bankshares                                    62,972   1,756,289
#   BCB Bancorp, Inc.                                        27,175     407,625
    Bear State Financial, Inc.                               15,999     148,471
#   Beneficial Bancorp, Inc.                                668,897  10,434,793
*   Berkshire Bancorp, Inc.                                  10,144     115,895
    Berkshire Hills Bancorp, Inc.                           345,957  12,852,303
    BGC Partners, Inc. Class A                            3,241,134  40,870,700
    Blue Hills Bancorp, Inc.                                 16,339     309,624
#*  BofI Holding, Inc.                                      508,652  14,176,131
#   Boston Private Financial Holdings, Inc.               1,133,299  17,396,140
#   Bridge Bancorp, Inc.                                     58,276   1,893,970
#   Brookline Bancorp, Inc.                                 711,917  10,571,967
#   Bryn Mawr Bank Corp.                                    188,341   7,995,075
#*  BSB Bancorp, Inc.                                         2,742      81,026
    C&F Financial Corp.                                       4,242     211,252
    California First National Bancorp                        14,701     244,772
#   Camden National Corp.                                   138,514   5,817,588
    Canadian Imperial Bank of Commerce                       85,147   7,394,165
    Capital Bank Financial Corp. Class A                    409,523  15,561,874
    Capital City Bank Group, Inc.                            58,011   1,239,115
    Capitol Federal Financial, Inc.                       1,894,239  27,011,848
#   Carolina Financial Corp.                                 32,454   1,091,753
    Cathay General Bancorp                                1,439,083  53,893,658
    CenterState Banks, Inc.                                 536,649  13,410,859
    Central Pacific Financial Corp.                         276,220   8,543,485
#   Central Valley Community Bancorp                          2,600      57,148
#   Century Bancorp, Inc. Class A                             6,344     423,145
    Charter Financial Corp.                                  57,829   1,039,765
    Chemical Financial Corp.                                576,956  27,803,510
#   Citizens & Northern Corp.                                27,499     634,677
    Citizens Community Bancorp, Inc.                          1,592      22,208

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Citizens First Corp.                                        400 $     8,760
#   Citizens Holding Co.                                      2,717      66,974
#*  Citizens, Inc.                                          201,927   1,625,512
#   City Holding Co.                                        149,152   9,788,846
#   Clifton Bancorp, Inc.                                   183,431   3,061,463
#   CNB Financial Corp.                                      43,425   1,144,683
    CNO Financial Group, Inc.                               862,479  19,733,520
    CoBiz Financial, Inc.                                   496,139   8,732,046
    Codorus Valley Bancorp, Inc.                              4,114     115,027
#   Cohen & Steers, Inc.                                    204,698   8,269,799
    Colony Bankcorp, Inc.                                    10,672     149,942
#   Columbia Banking System, Inc.                           915,897  36,489,336
#   Community Bank System, Inc.                             595,722  32,705,138
*   Community Bankers Trust Corp.                             1,723      14,818
    Community Trust Bancorp, Inc.                           158,330   6,839,856
    Community West Bancshares                                 6,650      68,828
#   ConnectOne Bancorp, Inc.                                182,533   4,106,993
*   Consumer Portfolio Services, Inc.                       208,195     855,681
#*  Cowen, Inc.                                             112,767   1,804,272
    Crawford & Co. Class A                                  139,549   1,036,849
#   Crawford & Co. Class B                                  129,696   1,164,670
*   CU Bancorp                                               46,630   1,720,647
#*  Customers Bancorp, Inc.                                 342,834  10,233,595
#   CVB Financial Corp.                                   1,347,879  29,033,314
#   Diamond Hill Investment Group, Inc.                      29,019   5,731,252
    Dime Community Bancshares, Inc.                         394,797   8,211,778
    Donegal Group, Inc. Class A                             114,108   1,720,749
    Donegal Group, Inc. Class B                               5,267      81,902
#*  Donnelley Financial Solutions, Inc.                     138,396   3,210,787
    Eagle Bancorp Montana, Inc.                                 225       4,106
#*  Eagle Bancorp, Inc.                                     344,355  21,504,970
#*  eHealth, Inc.                                           230,924   3,928,017
    EMC Insurance Group, Inc.                                99,357   2,752,189
    Employers Holdings, Inc.                                333,864  14,473,004
#*  Encore Capital Group, Inc.                              218,724   8,770,832
*   Enova International, Inc.                               481,583   6,982,953
#*  Enstar Group, Ltd.                                       66,124  13,396,722
#*  Entegra Financial Corp.                                     874      20,189
#   Enterprise Bancorp, Inc.                                 11,432     386,287
    Enterprise Financial Services Corp.                     240,137   9,497,418
*   Equity Bancshares, Inc. Class A                             786      27,172
    ESSA Bancorp, Inc.                                       48,102     709,505
#*  Essent Group, Ltd.                                      296,926  11,407,897
#   Evans Bancorp, Inc.                                       5,104     207,988
#   Evercore Partners, Inc. Class A                         512,710  40,324,641
*   Ezcorp, Inc. Class A                                    505,980   3,946,644
    Fairfax Financial Holdings, Ltd.                          4,721   2,248,380
    Farmers Capital Bank Corp.                               25,952     974,498
#   Farmers National Banc Corp.                              23,126     317,983
    FBL Financial Group, Inc. Class A                       152,876  10,380,280
#*  FCB Financial Holdings, Inc. Class A                    396,181  18,679,934
    Federal Agricultural Mortgage Corp. Class A               2,089     139,963
    Federal Agricultural Mortgage Corp. Class C              63,989   4,387,086

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Federated Investors, Inc. Class B                     1,139,754 $32,859,108
    Federated National Holding Co.                          138,231   2,200,638
#   Fidelity & Guaranty Life                                  8,299     258,514
    Fidelity Southern Corp.                                 277,554   5,845,287
#   Fifth Street Asset Management, Inc.                      38,771     158,961
#   Financial Engines, Inc.                                 423,893  16,298,686
    Financial Institutions, Inc.                            117,506   3,454,676
*   First Acceptance Corp.                                   13,967      12,570
#   First American Financial Corp.                           58,646   2,839,053
*   First BanCorp(318672706)                              1,058,912   6,205,224
#   First Bancorp(318910106)                                187,958   5,883,085
#   First Bancorp, Inc.                                      52,568   1,416,182
#   First Bancshares, Inc. (The)                                921      25,558
#   First Busey Corp.                                       440,018  12,866,126
#   First Business Financial Services, Inc.                  19,943     423,988
    First Citizens BancShares, Inc. Class A                  12,363   4,549,831
    First Commonwealth Financial Corp.                      745,699   9,716,458
    First Community Bancshares, Inc.                        118,548   3,226,877
    First Connecticut Bancorp, Inc.                          34,438     881,613
    First Defiance Financial Corp.                           55,889   2,892,256
#   First Financial Bancorp                                 712,045  18,228,352
#   First Financial Bankshares, Inc.                        464,837  20,104,200
    First Financial Corp.                                    50,310   2,316,776
    First Financial Northwest, Inc.                          82,190   1,348,738
#*  First Foundation, Inc.                                   32,211     558,539
#   First Horizon National Corp.                            769,040  13,404,367
    First Internet Bancorp                                    2,367      77,993
    First Interstate Bancsystem, Inc. Class A               348,727  12,745,972
    First Merchants Corp.                                   397,689  16,082,543
    First Mid-Illinois Bancshares, Inc.                         400      14,636
    First Midwest Bancorp, Inc.                           1,315,799  29,223,896
*   First Northwest Bancorp                                   7,973     121,588
#   First of Long Island Corp. (The)                        108,169   3,023,324
    First South Bancorp, Inc.                                21,886     376,658
*   First United Corp.                                       10,450     157,795
    First US Bancshares, Inc.                                   878      10,044
    FirstCash, Inc.                                         641,530  37,304,969
*   Flagstar Bancorp, Inc.                                  306,103   9,966,714
    Flushing Financial Corp.                                269,938   7,701,331
    FNB Corp.                                             2,149,872  29,453,246
*   FNFV Group                                                9,551     164,755
#*  Franklin Financial Network, Inc.                         14,921     515,521
#   Fulton Financial Corp.                                2,300,678  41,987,373
#   Gain Capital Holdings, Inc.                             360,183   2,416,828
#   GAMCO Investors, Inc. Class A                            31,217     958,674
*   Genworth Financial, Inc. Class A                        673,113   2,308,778
#   German American Bancorp, Inc.                           122,993   4,406,839
#   Glacier Bancorp, Inc.                                   931,240  32,518,901
*   Global Indemnity, Ltd.                                   68,448   2,653,044
*   Great Elm Capital Group, Inc.                             1,125       3,881
#   Great Southern Bancorp, Inc.                            115,333   5,991,549
#   Great Western Bancorp, Inc.                             283,513  11,059,842
#*  Green Bancorp, Inc.                                      69,429   1,558,681

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#*  Green Dot Corp. Class A                                 643,236 $25,883,817
#   Greenhill & Co., Inc.                                   456,633   8,447,710
#*  Greenlight Capital Re, Ltd. Class A                     314,519   6,730,707
#   Guaranty Bancorp                                        160,489   4,277,032
    Guaranty Federal Bancshares, Inc.                         2,800      60,200
*   Hallmark Financial Services, Inc.                       141,246   1,589,018
    Hancock Holding Co.                                     611,175  28,114,050
    Hanmi Financial Corp.                                   412,127  11,807,439
    Hanover Insurance Group, Inc. (The)                      94,205   8,936,286
    Hawthorn Bancshares, Inc.                                   848      17,236
#   HCI Group, Inc.                                         158,604   7,151,454
#*  Health Insurance Innovations, Inc. Class A               13,145     368,717
    Heartland Financial USA, Inc.                           206,195   9,711,784
    Heritage Commerce Corp.                                 373,350   5,185,832
    Heritage Financial Corp.                                216,648   5,892,826
#   Heritage Insurance Holdings, Inc.                        84,969   1,071,459
    Hilltop Holdings, Inc.                                1,076,042  26,933,331
    Hingham Institution for Savings                           5,857   1,036,103
*   HMN Financial, Inc.                                      31,110     559,980
    Home Bancorp, Inc.                                          921      37,319
#   Home BancShares, Inc.                                 1,182,754  29,332,299
#*  HomeStreet, Inc.                                        268,320   7,043,400
*   HomeTrust Bancshares, Inc.                               48,460   1,170,309
    Hope Bancorp, Inc.                                    1,817,763  32,047,162
    HopFed Bancorp, Inc.                                      7,872     114,774
    Horace Mann Educators Corp.                             276,805  10,214,104
#   Horizon Bancorp                                         114,624   3,022,635
#   Houlihan Lokey, Inc.                                     50,034   1,860,264
    Iberiabank Corp.                                        347,348  28,083,086
#*  Impac Mortgage Holdings, Inc.                            10,194     149,954
    Independent Bank Corp.(453836108)                       304,213  21,705,598
    Independent Bank Corp.(453838609)                        28,411     602,313
#   Independent Bank Group, Inc.                             74,604   4,502,351
    Infinity Property & Casualty Corp.                       46,947   4,697,047
#   Interactive Brokers Group, Inc. Class A                 724,041  28,997,842
    International Bancshares Corp.                          730,051  25,843,805
*   INTL. FCStone, Inc.                                     186,191   7,285,654
    Investar Holding Corp.                                    1,068      24,190
    Investment Technology Group, Inc.                       237,826   5,248,820
    Investors Title Co.                                       7,847   1,385,152
    James River Group Holdings, Ltd.                         43,716   1,755,635
#*  Janus Henderson Group P.L.C.                            326,407  10,931,370
#   Kearny Financial Corp.                                  537,341   7,845,179
#   Kemper Corp.                                            428,296  16,810,618
    Kentucky First Federal Bancorp                           11,174     109,505
#   Kingstone Cos., Inc.                                     46,784     771,936
#*  Ladenburg Thalmann Financial Services, Inc.             587,860   1,340,321
    Lake Shore Bancorp, Inc.                                    537       8,485
    Lakeland Bancorp, Inc.                                  409,667   7,927,056
#   Lakeland Financial Corp.                                266,440  12,256,240
    Landmark Bancorp, Inc.                                    5,140     152,401
#   LegacyTexas Financial Group, Inc.                       613,270  23,745,814
#   Legg Mason, Inc.                                        155,954   6,239,720

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#*  LendingClub Corp.                                     2,394,855 $12,141,915
#*  LendingTree, Inc.                                       114,834  25,332,380
#   Live Oak Bancshares, Inc.                                 1,111      28,053
    LPL Financial Holdings, Inc.                            256,088  11,718,587
    Macatawa Bank Corp.                                     247,086   2,384,380
    Mackinac Financial Corp.                                 37,317     542,589
*   Magyar Bancorp, Inc.                                      1,800      23,004
    Maiden Holdings, Ltd.                                   810,900   9,000,990
    MainSource Financial Group, Inc.                        242,261   8,464,599
#*  Malvern Bancorp, Inc.                                     3,111      77,153
#   Manning & Napier, Inc.                                  142,255     576,133
    Marlin Business Services Corp.                           85,964   2,235,064
#   MB Financial, Inc.                                      670,678  27,430,730
#*  MBIA, Inc.                                            1,254,591  12,759,190
    MBT Financial Corp.                                      75,872     728,371
    Mercantile Bank Corp.                                    74,211   2,361,394
#   Mercury General Corp.                                   621,569  37,225,767
    Meridian Bancorp, Inc.                                  459,592   8,111,799
    Meta Financial Group, Inc.                              100,911   7,194,954
*   MGIC Investment Corp.                                   602,890   7,035,726
    Mid Penn Bancorp, Inc.                                    2,649      71,523
    MidSouth Bancorp, Inc.                                   42,577     478,991
    MidWestOne Financial Group, Inc.                          3,354     115,445
    Moelis & Co. Class A                                    256,380  10,485,942
    Morningstar, Inc.                                        49,521   4,088,949
*   MSB Financial Corp.                                       1,139      19,705
    MutualFirst Financial, Inc.                              15,325     534,843
    National Bank Holdings Corp. Class A                    293,282  10,009,715
#*  National Commerce Corp.                                   5,180     207,718
    National General Holdings Corp.                         586,593  12,441,638
#   National Western Life Group, Inc. Class A                 6,708   2,257,846
#*  Nationstar Mortgage Holdings, Inc.                       30,257     539,482
#   Navigators Group, Inc. (The)                            185,310  10,562,670
#   NBT Bancorp, Inc.                                       463,673  16,757,142
    Nelnet, Inc. Class A                                    295,630  14,512,477
    NewStar Financial, Inc.                                 214,069   2,341,915
*   Nicholas Financial, Inc.                                 52,917     465,670
*   NMI Holdings, Inc. Class A                              231,555   2,732,349
    Northeast Bancorp                                           493      10,600
#   Northfield Bancorp, Inc.                                497,069   8,345,789
    Northrim BanCorp, Inc.                                   49,780   1,451,087
#   Northwest Bancshares, Inc.                            1,431,957  23,054,508
#   Norwood Financial Corp.                                   1,963      84,095
    OceanFirst Financial Corp.                              322,215   8,725,582
#*  Ocwen Financial Corp.                                   844,304   2,423,152
#   OFG Bancorp                                             375,776   3,776,549
#   Ohio Valley Banc Corp.                                    6,595     223,241
#   Old Line Bancshares, Inc.                                16,226     439,400
#   Old National Bancorp                                  1,601,377  26,102,445
    Old Second Bancorp, Inc.                                 66,794     791,509
    OM Asset Management P.L.C.                              191,131   2,880,344
*   On Deck Capital, Inc.                                     2,276       9,787
    OneBeacon Insurance Group, Ltd. Class A                 247,911   4,541,730

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
#*  OneMain Holdings, Inc.                                   14,304 $   382,489
    Oppenheimer Holdings, Inc. Class A                       54,628     860,391
    Opus Bank                                               121,130   2,882,894
#   Oritani Financial Corp.                                 484,883   8,049,058
    Orrstown Financial Services, Inc.                         1,300      32,500
    Pacific Continental Corp.                               161,490   4,101,846
*   Pacific Mercantile Bancorp                               89,543     707,390
#*  Pacific Premier Bancorp, Inc.                           376,394  13,512,545
#   Park National Corp.                                      81,073   8,007,580
    Park Sterling Corp.                                     389,100   4,521,342
#   Patriot National Bancorp, Inc.                              310       5,053
    Peapack Gladstone Financial Corp.                       105,311   3,293,075
    Penns Woods Bancorp, Inc.                                16,812     720,394
#*  PennyMac Financial Services, Inc. Class A               245,948   4,279,495
#   People's Utah Bancorp                                    26,593     739,285
#   Peoples Bancorp of North Carolina, Inc.                   3,975     125,690
    Peoples Bancorp, Inc.                                   131,804   4,296,810
*   PHH Corp.                                               930,938  12,828,326
    Pinnacle Financial Partners, Inc.                       666,703  42,602,322
    Piper Jaffray Cos.                                       65,156   4,065,734
    PJT Partners, Inc. Class A                               26,075   1,131,134
    Popular, Inc.                                           436,092  18,376,917
#*  PRA Group, Inc.                                         604,373  23,691,422
    Preferred Bank                                          142,893   8,023,442
    Premier Financial Bancorp, Inc.                          36,862     700,378
#   Primerica, Inc.                                         566,810  45,939,950
    ProAssurance Corp.                                      729,039  45,054,610
    Provident Financial Holdings, Inc.                       66,843   1,270,017
    Provident Financial Services, Inc.                      496,547  13,168,426
    Prudential Bancorp, Inc.                                 11,616     199,447
#   Pzena Investment Management, Inc. Class A               128,737   1,358,175
#   QCR Holdings, Inc.                                       45,088   2,071,794
    Radian Group, Inc.                                      115,945   2,019,762
#*  Regional Management Corp.                                92,409   2,216,892
    Renasant Corp.                                          486,229  20,611,247
    Republic Bancorp, Inc. Class A                           85,954   3,085,749
#*  Republic First Bancorp, Inc.                            123,858   1,102,336
    Riverview Bancorp, Inc.                                  72,022     546,647
#   RLI Corp.                                               479,431  27,835,764
*   Royal Bancshares of Pennsylvania, Inc. Class A           16,590      71,171
    S&T Bancorp, Inc.                                       289,156  10,953,229
*   Safeguard Scientifics, Inc.                             296,882   3,532,896
    Safety Insurance Group, Inc.                            171,964  12,200,846
    Salisbury Bancorp, Inc.                                   2,458     103,973
#   Sandy Spring Bancorp, Inc.                              257,160  10,296,686
    SB Financial Group, Inc.                                    790      13,936
*   Seacoast Banking Corp. of Florida                       277,100   6,475,827
*   Security National Financial Corp. Class A                 1,814      11,519
#*  Select Bancorp, Inc.                                      2,400      28,416
#   Selective Insurance Group, Inc.                         769,631  38,981,810
#   ServisFirst Bancshares, Inc.                            330,307  12,003,356
    Shore Bancshares, Inc.                                   21,934     370,465

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    SI Financial Group, Inc.                                 12,718 $   196,493
    Sierra Bancorp                                          104,520   2,863,848
#   Silvercrest Asset Management Group, Inc. Class A         20,035     253,443
#   Simmons First National Corp. Class A                    335,811  18,318,490
#*  SmartFinancial, Inc.                                        500      12,535
#   South State Corp.                                       296,582  24,838,742
*   Southern First Bancshares, Inc.                          27,778   1,023,619
    Southern Missouri Bancorp, Inc.                           5,830     188,950
    Southern National Bancorp of Virginia, Inc.              14,089     238,386
#   Southside Bancshares, Inc.                              313,894  10,901,545
    Southwest Bancorp, Inc.                                 160,775   4,196,228
    Southwest Georgia Financial Corp.                         1,844      36,327
#   State Auto Financial Corp.                              173,929   4,485,629
#   State Bank Financial Corp.                              229,989   6,313,198
#   State National Cos., Inc.                               137,276   2,866,323
#   Sterling Bancorp                                      2,300,957  53,152,107
    Stewart Information Services Corp.                      368,410  14,478,513
#*  Stifel Financial Corp.                                  418,077  21,259,215
#   Stock Yards Bancorp, Inc.                               199,119   7,138,416
    Stonegate Bank                                           98,077   4,565,484
#   Summit Financial Group, Inc.                              1,509      32,881
#   Summit State Bank                                           243       3,159
    Sun Bancorp, Inc.                                        89,138   2,170,510
*   Sunshine Bancorp, Inc.                                    2,301      52,578
#   Sussex Bancorp                                           12,627     303,048
    TCF Financial Corp.                                   2,136,334  33,668,624
    Territorial Bancorp, Inc.                                61,140   1,842,148
#*  Texas Capital Bancshares, Inc.                          360,649  28,256,849
#*  Third Point Reinsurance, Ltd.                            27,953     406,716
    Timberland Bancorp, Inc.                                 76,160   2,053,274
    Tiptree, Inc.                                           302,259   2,070,474
#   Tompkins Financial Corp.                                142,614  11,225,148
#   Towne Bank                                              467,710  14,639,323
    Trico Bancshares                                        200,268   7,389,889
#*  TriState Capital Holdings, Inc.                         136,005   3,128,115
*   Triumph Bancorp, Inc.                                     5,226     148,418
    TrustCo Bank Corp. NY                                 1,111,673   9,226,886
#   Trustmark Corp.                                         887,291  28,357,820
#   UMB Financial Corp.                                     407,275  28,370,776
    Umpqua Holdings Corp.                                    85,765   1,590,083
*   Unico American Corp.                                     11,600     107,880
    Union Bankshares Corp.                                  431,362  13,324,772
    Union Bankshares, Inc.                                    2,252      98,750
    United Bancshares, Inc.                                     900      20,160
#   United Bankshares, Inc.                                 712,226  24,571,797
#   United Community Banks, Inc.                            893,706  24,809,279
    United Community Financial Corp.                        512,784   4,717,613
    United Financial Bancorp, Inc.                          435,903   7,885,485
    United Fire Group, Inc.                                 144,225   6,507,432
#   United Insurance Holdings Corp.                         278,549   4,445,642
#   United Security Bancshares                               33,217     312,240
#   Unity Bancorp, Inc.                                      14,371     265,864
#   Universal Insurance Holdings, Inc.                      334,069   7,967,546

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Univest Corp. of Pennsylvania                        209,609 $    6,393,074
#   Valley National Bancorp                            3,323,929     39,488,277
#   Value Line, Inc.                                      26,515        469,050
#*  Veritex Holdings, Inc.                                26,029        693,673
#   Virtu Financial, Inc. Class A                        194,455      3,218,230
#   Virtus Investment Partners, Inc.                     115,153     13,565,023
#   Waddell & Reed Financial, Inc. Class A             1,012,933     20,937,325
#*  Walker & Dunlop, Inc.                                370,241     18,604,610
#   Washington Federal, Inc.                             868,330     29,045,638
#   Washington Trust Bancorp, Inc.                       178,355      9,711,430
    WashingtonFirst Bankshares, Inc.                       1,868         63,960
    Waterstone Financial, Inc.                           176,582      3,328,571
    Wayne Savings Bancshares, Inc.                         2,043         35,548
#   Webster Financial Corp.                              446,235     23,172,984
    WesBanco, Inc.                                       389,987     14,909,203
    West Bancorporation, Inc.                            114,549      2,634,627
#   Westamerica Bancorporation                           199,313     10,906,407
    Western New England Bancorp, Inc.                    186,802      1,858,680
#   Westwood Holdings Group, Inc.                         94,890      5,593,765
    Wintrust Financial Corp.                             469,818     35,381,994
#   WisdomTree Investments, Inc.                       1,202,438     12,553,453
#*  World Acceptance Corp.                                78,694      5,946,906
#   WSFS Financial Corp.                                 294,414     13,292,792
    WVS Financial Corp.                                    4,423         71,011
*   Xenith Bankshares, Inc.                                1,396         39,339
                                                                 --------------
Total Financials                                                  3,366,853,301
                                                                 --------------
Health Care -- (6.8%)
#   Abaxis, Inc.                                         210,652      9,900,644
#*  Accuray, Inc.                                        496,522      2,110,218
#   Aceto Corp.                                          319,852      5,399,102
#*  Achillion Pharmaceuticals, Inc.                      333,773      1,368,469
#*  Acorda Therapeutics, Inc.                            490,484     10,618,979
#*  Adamas Pharmaceuticals, Inc.                          29,685        515,035
*   Addus HomeCare Corp.                                 214,749      7,290,729
#*  Advaxis, Inc.                                          4,866         31,483
*   Adverum Biotechnologies, Inc.                          6,500         16,575
#*  Agile Therapeutics, Inc.                               8,065         38,228
*   Akebia Therapeutics, Inc.                              1,782         23,505
*   Akorn, Inc.                                          178,894      6,014,416
#*  Albany Molecular Research, Inc.                      222,186      4,830,324
#*  Alder Biopharmaceuticals, Inc.                       108,876      1,170,417
*   Alere, Inc.                                          170,436      8,588,270
*   Alliance HealthCare Services, Inc.                    50,739        672,292
#*  Allscripts Healthcare Solutions, Inc.              2,548,893     31,376,873
#*  Almost Family, Inc.                                  187,544      9,274,051
#*  AMAG Pharmaceuticals, Inc.                            79,446      1,561,114
#*  Amedisys, Inc.                                       310,020     14,682,547
*   American Shared Hospital Services                     10,189         38,209
#*  Amicus Therapeutics, Inc.                            148,383      1,921,560
#*  AMN Healthcare Services, Inc.                        517,918     19,111,174
#*  Amphastar Pharmaceuticals, Inc.                      206,810      3,573,677
    Analogic Corp.                                       150,151     10,540,600

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
*   AngioDynamics, Inc.                                     294,483 $ 4,785,349
#*  ANI Pharmaceuticals, Inc.                               145,719   7,100,887
#*  Anika Therapeutics, Inc.                                200,107  10,237,474
*   Applied Genetic Technologies Corp.                        2,200      10,450
#*  Aptevo Therapeutics, Inc.                               251,874     463,448
#*  Aralez Pharmaceuticals, Inc.                             90,122     109,048
#*  Aratana Therapeutics, Inc.                              141,365     954,214
*   Ardelyx, Inc.                                            17,723      92,160
#*  Assembly Biosciences, Inc.                               12,557     281,402
#   Atrion Corp.                                             10,742   6,791,092
*   Auxilio, Inc.                                            13,560      65,359
#*  Bellicum Pharmaceuticals, Inc.                           30,582     323,558
#*  BioScrip, Inc.                                          343,364     992,322
*   BioSpecifics Technologies Corp.                         102,487   4,985,993
#*  BioTelemetry, Inc.                                      422,062  14,434,520
#*  BioTime, Inc.                                             3,337       9,010
#*  Bovie Medical Corp.                                      27,437      69,416
#*  Brookdale Senior Living, Inc.                         1,234,393  17,528,381
#*  Cambrex Corp.                                           338,094  20,623,734
#   Cantel Medical Corp.                                    420,248  31,182,402
#*  Capital Senior Living Corp.                             638,662   8,813,536
#*  Cara Therapeutics, Inc.                                  42,704     599,564
#*  Cascadian Therapeutics, Inc.                             51,868     212,140
*   Catalent, Inc.                                          177,860   6,171,742
*   Catalyst Biosciences, Inc.                               40,484     167,199
#*  Celldex Therapeutics, Inc.                              158,908     363,899
#*  Cellular Biomedicine Group, Inc.                          3,935      33,841
#*  Celsion Corp.                                            15,617      26,549
*   Cempra, Inc.                                            123,355     493,420
*   Charles River Laboratories International, Inc.           52,095   5,115,729
#   Chemed Corp.                                            168,025  33,184,937
*   Chimerix, Inc.                                          303,547   1,508,629
#*  Cidara Therapeutics, Inc.                                 1,800      12,600
#*  Civitas Solutions, Inc.                                  29,489     526,379
#*  CombiMatrix Corp.                                         4,610      23,280
*   Community Health Systems, Inc.                          113,803     813,691
#   Computer Programs & Systems, Inc.                        78,049   2,392,202
*   Concert Pharmaceuticals, Inc.                            86,516   1,248,426
#   CONMED Corp.                                            189,785   9,739,766
#*  Corcept Therapeutics, Inc.                              119,574   1,491,088
*   CorVel Corp.                                            179,589   8,539,457
#*  Corvus Pharmaceuticals, Inc.                              3,007      36,776
#*  Cross Country Healthcare, Inc.                          316,659   3,723,910
*   CryoLife, Inc.                                          456,308   8,555,775
#*  Cumberland Pharmaceuticals, Inc.                        138,305     929,410
*   Cutera, Inc.                                             91,950   2,395,297
#*  Cyclacel Pharmaceuticals, Inc.                            6,748      11,269
*   Cytokinetics, Inc.                                      106,806   1,500,624
#*  Depomed, Inc.                                           861,150   8,878,456
    Digirad Corp.                                           125,409     514,177
*   Diplomat Pharmacy, Inc.                                  56,311     893,656
#*  Eagle Pharmaceuticals, Inc.                               5,850     287,527
*   Electromed, Inc.                                         35,357     217,799

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  Emergent BioSolutions, Inc.                             429,693 $15,627,934
#*  Enanta Pharmaceuticals, Inc.                            233,098   8,883,365
#*  Endo International P.L.C.                             1,695,443  18,683,782
#*  Endocyte, Inc.                                            3,082       4,376
#   Ensign Group, Inc. (The)                                512,685  11,468,763
#*  EnteroMedics, Inc.                                        4,654      20,245
*   Enzo Biochem, Inc.                                      681,215   7,391,183
#*  Esperion Therapeutics, Inc.                               2,300     104,167
#*  Evolent Health, Inc. Class A                             38,892     960,632
*   Exactech, Inc.                                           82,524   2,405,575
#*  Fate Therapeutics, Inc.                                  15,800      45,662
#*  Five Prime Therapeutics, Inc.                           226,130   6,363,298
#*  Fluidigm Corp.                                           28,522     107,243
*   FONAR Corp.                                               1,956      50,269
#*  Fortress Biotech, Inc.                                      501       2,224
#*  Genesis Healthcare, Inc.                                 62,960      90,662
#*  Globus Medical, Inc. Class A                            790,622  24,311,626
*   Haemonetics Corp.                                       494,761  20,349,520
#*  Halyard Health, Inc.                                    464,484  18,681,546
*   Harvard Bioscience, Inc.                                208,571     583,999
#*  HealthEquity, Inc.                                      235,814  10,816,788
*   HealthStream, Inc.                                      304,565   7,193,825
#*  Heska Corp.                                              59,611   6,529,789
    Hill-Rom Holdings, Inc.                                 110,304   8,219,854
*   HMS Holdings Corp.                                      859,169  17,252,114
#*  Horizon Pharma P.L.C.                                 1,850,696  22,171,338
*   Icad, Inc.                                                4,807      18,747
#*  ICU Medical, Inc.                                       153,717  26,423,952
#*  Ignyta, Inc.                                             11,123     105,668
#*  Immune Pharmaceuticals, Inc.                              2,786       6,185
#*  Impax Laboratories, Inc.                                895,162  17,321,385
*   INC Research Holdings, Inc. Class A                     372,682  20,497,510
*   Infinity Pharmaceuticals, Inc.                           24,149      34,533
*   InfuSystem Holdings, Inc.                                 8,732      16,154
#*  Innoviva, Inc.                                          209,762   2,877,935
#*  Inogen, Inc.                                            201,007  18,971,041
#*  Inovalon Holdings, Inc. Class A                           2,445      31,051
#*  Insys Therapeutics, Inc.                                329,164   3,772,219
#*  Integer Holdings Corp.                                  319,518  14,633,924
#*  Integra LifeSciences Holdings Corp.                     674,110  33,476,303
#*  Intellia Therapeutics, Inc.                              28,982     488,057
#*  Intra-Cellular Therapies, Inc.                          120,459   1,393,711
#   Invacare Corp.                                          339,998   5,320,969
#*  InVivo Therapeutics Holdings Corp.                       13,100      23,580
#*  Iovance Biotherapeutics, Inc.                             5,441      31,830
#*  iRadimed Corp.                                            1,100      10,835
#*  IRIDEX Corp.                                             50,265     472,491
#*  Juniper Pharmaceuticals, Inc.                            22,799     112,855
#*  Juno Therapeutics, Inc.                                 160,292   4,557,102
*   Karyopharm Therapeutics, Inc.                            73,020     616,289
    Kewaunee Scientific Corp.                                11,435     289,305
*   Kindred Biosciences, Inc.                               356,049   2,599,158
#   Kindred Healthcare, Inc.                              1,247,756  11,167,416

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
    Landauer, Inc.                                          122,884 $ 6,691,034
#*  Lannett Co., Inc.                                       277,202   5,641,061
*   Lantheus Holdings, Inc.                                 204,313   3,769,575
#   LeMaitre Vascular, Inc.                                 375,308  13,537,360
*   LHC Group, Inc.                                         193,354  11,195,197
#*  LifePoint Health, Inc.                                  403,549  23,970,811
#*  Ligand Pharmaceuticals, Inc.                            120,062  14,516,696
#*  Lipocine, Inc.                                           81,521     413,311
*   LivaNova P.L.C.                                         204,165  12,441,815
#   Luminex Corp.                                           482,427   9,855,984
#*  MacroGenics, Inc.                                       103,228   1,705,327
*   Magellan Health, Inc.                                   223,138  16,634,938
*   Masimo Corp.                                             77,326   7,315,040
#*  Medicines Co. (The)                                      30,819   1,184,991
#*  MediciNova, Inc.                                         22,464     117,037
#   Meridian Bioscience, Inc.                               599,495   8,123,157
*   Merit Medical Systems, Inc.                             529,377  21,704,457
*   Micron Solutions, Inc.                                    6,674      26,429
#*  MiMedx Group, Inc.                                        3,062      45,808
*   Miragen Therapeutics, Inc.                                6,559      89,727
#*  Mirati Therapeutics, Inc.                                38,591     192,955
*   Misonix, Inc.                                            84,964     722,194
#*  Molina Healthcare, Inc.                                 310,744  20,757,699
#*  Momenta Pharmaceuticals, Inc.                           301,493   4,989,709
#*  Myriad Genetics, Inc.                                   698,326  16,948,372
    National HealthCare Corp.                                50,918   3,318,326
#   National Research Corp. Class A                          94,280   2,771,832
#   National Research Corp. Class B                          14,736     743,284
#*  Natus Medical, Inc.                                     333,409  11,735,997
#*  Neogen Corp.                                            316,155  20,825,130
#*  NeoGenomics, Inc.                                       208,051   1,966,082
*   Neurotrope, Inc.                                         12,308      57,109
#*  NewLink Genetics Corp.                                   33,685     243,206
#*  Nobilis Health Corp.                                      2,882       3,891
#*  NuVasive, Inc.                                          370,848  24,398,090
*   Nuvectra Corp.                                          172,806   2,014,918
#*  Omnicell, Inc.                                          395,963  19,639,765
#*  Opko Health, Inc.                                       130,045     838,790
#*  OraSure Technologies, Inc.                            1,205,219  21,139,541
#*  Orthofix International NV                               225,285   9,772,863
#*  Otonomy, Inc.                                           110,495   2,077,306
#   Owens & Minor, Inc.                                     672,119  21,662,395
#*  Pain Therapeutics, Inc.                                   6,279      21,411
*   PAREXEL International Corp.                             230,077  20,136,339
#   PDL BioPharma, Inc.                                     722,749   1,640,640
#*  Pfenex, Inc.                                             17,613      76,617
*   PharMerica Corp.                                        268,015   6,740,577
    Phibro Animal Health Corp. Class A                      154,679   5,908,738
#*  Prestige Brands Holdings, Inc.                          560,019  30,033,819
#*  Progenics Pharmaceuticals, Inc.                          35,280     212,738
*   ProPhase Labs, Inc.                                      15,982      33,402
#*  Proteostasis Therapeutics, Inc.                           3,563      10,119
*   Providence Service Corp. (The)                          179,628   9,258,027

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
    Psychemedics Corp.                                    44,702 $    1,142,583
#*  PTC Therapeutics, Inc.                               220,991      4,556,834
*   Quality Systems, Inc.                                671,497     11,482,599
#*  Quidel Corp.                                         277,540      8,878,505
#*  Quorum Health Corp.                                  143,820        490,426
*   R1 RCM, Inc.                                          12,155         41,205
#*  RadNet, Inc.                                         565,862      4,357,137
#*  Recro Pharma, Inc.                                    62,023        471,995
#*  Repligen Corp.                                       175,217      7,055,989
#*  Retrophin, Inc.                                      342,715      6,936,552
*   RTI Surgical, Inc.                                   623,220      3,552,354
*   Sangamo Therapeutics, Inc.                            83,578        718,771
*   SciClone Pharmaceuticals, Inc.                       538,274      5,894,100
#*  SeaSpine Holdings Corp.                               96,776      1,091,633
*   Select Medical Holdings Corp.                      1,204,042     19,505,480
#   Simulations Plus, Inc.                               126,764      1,876,107
#*  Soligenix, Inc.                                        5,500         12,925
#*  Sonoma Pharmaceuticals, Inc.                           2,032         13,655
#*  Sorrento Therapeutics, Inc.                            4,995          9,740
#*  Spectrum Pharmaceuticals, Inc.                       913,126      6,811,920
#*  Stemline Therapeutics, Inc.                           40,243        370,236
#*  Sucampo Pharmaceuticals, Inc. Class A                473,610      5,138,668
#*  Supernus Pharmaceuticals, Inc.                       475,829     19,247,283
#*  Surgery Partners, Inc.                                 2,493         49,486
*   Surmodics, Inc.                                      186,964      4,917,153
#*  Syndax Pharmaceuticals, Inc.                           3,134         37,953
#*  Tenet Healthcare Corp.                               750,033     13,013,073
#*  Tetraphase Pharmaceuticals, Inc.                     404,085      2,642,716
#*  Titan Pharmaceuticals, Inc.                            3,437          6,530
#*  Tivity Health, Inc.                                  340,208     13,489,247
#*  TransEnterix, Inc.                                     5,765          4,035
#*  Trevena, Inc.                                        493,969      1,289,259
#*  Triple-S Management Corp. Class B                    181,910      2,815,967
#   US Physical Therapy, Inc.                            124,098      7,830,584
    Utah Medical Products, Inc.                           27,736      1,916,558
#*  Varex Imaging Corp.                                   38,552      1,189,329
#*  Verastem, Inc.                                        62,641        227,387
#*  Vical, Inc.                                              739          1,929
#*  Vital Therapies, Inc.                                  7,600         20,520
*   Voyager Therapeutics, Inc.                            34,658        285,582
#*  Wright Medical Group NV                               51,089      1,342,108
#*  Zafgen, Inc.                                         100,063        338,213
#*  Zogenix, Inc.                                        133,789      1,605,468
                                                                 --------------
Total Health Care                                                 1,337,272,874
                                                                 --------------
Industrials -- (15.6%)
#   AAON, Inc.                                           503,101     17,004,814
    AAR Corp.                                            258,082      9,652,267
    ABM Industries, Inc.                                 684,041     30,521,909
#*  Acacia Research Corp.                                250,330        863,639
*   ACCO Brands Corp.                                    971,373     11,316,495
    Acme United Corp.                                     12,143        335,997
#   Actuant Corp. Class A                                581,634     14,075,543

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Advanced Drainage Systems, Inc.                         136,008 $ 2,794,964
#*  Advisory Board Co. (The)                                372,794  20,951,023
*   Aegion Corp.                                            253,185   6,061,249
*   AeroCentury Corp.                                         2,989      38,259
#*  Aerojet Rocketdyne Holdings, Inc.                       685,099  16,065,572
#*  Aerovironment, Inc.                                     376,800  14,239,272
#   Air Lease Corp.                                         182,679   7,230,435
*   Air Transport Services Group, Inc.                      583,489  14,213,792
    Aircastle, Ltd.                                         491,145  11,561,553
    Alamo Group, Inc.                                        81,710   7,599,847
#   Albany International Corp. Class A                      287,973  15,406,555
#   Allegiant Travel Co.                                    153,477  19,836,902
    Allied Motion Technologies, Inc.                        101,359   2,999,213
#*  Alpha PRO Tech, Ltd.                                     20,453      70,563
    Altra Industrial Motion Corp.                           253,471  11,292,133
#   AMERCO                                                   30,488  11,846,417
*   Ameresco, Inc. Class A                                  102,287     669,980
#   American Railcar Industries, Inc.                       111,040   4,082,941
*   American Superconductor Corp.                             5,712      18,221
*   American Woodmark Corp.                                 166,327  16,324,995
*   AMREP Corp.                                               8,340      57,379
#   Apogee Enterprises, Inc.                                300,647  15,660,702
    Applied Industrial Technologies, Inc.                   403,226  22,782,269
*   ARC Document Solutions, Inc.                            481,626   1,666,426
    ArcBest Corp.                                           189,366   5,264,375
#   Argan, Inc.                                             164,248  10,585,784
#*  Armstrong Flooring, Inc.                                251,983   4,374,425
#*  Armstrong World Industries, Inc.                        528,717  25,669,210
#*  Arotech Corp.                                           106,504     383,414
*   Art's-Way Manufacturing Co., Inc.                           400       1,100
    Astec Industries, Inc.                                  237,640  11,946,163
*   Astronics Corp.                                         186,654   5,459,630
*   Atlas Air Worldwide Holdings, Inc.                      178,892  10,626,185
*   Avalon Holdings Corp. Class A                            41,336      93,833
#*  Avis Budget Group, Inc.                                 390,776  12,028,085
#*  Axon Enterprise, Inc.                                   494,950  12,170,821
#   AZZ, Inc.                                               268,869  13,631,658
#*  Babcock & Wilcox Enterprises, Inc.                      614,032   6,447,336
    Barnes Group, Inc.                                      554,456  33,367,162
#   Barrett Business Services, Inc.                          99,444   5,472,403
*   Beacon Roofing Supply, Inc.                             682,180  31,332,527
#   BG Staffing, Inc.                                         3,426      57,077
#*  Blue Bird Corp.                                          11,802     209,486
*   BlueLinx Holdings, Inc.                                  43,221     451,659
#*  BMC Stock Holdings, Inc.                                215,180   4,733,960
    Brady Corp. Class A                                     450,649  14,961,547
    Briggs & Stratton Corp.                                 311,837   7,303,223
    Brink's Co. (The)                                       471,625  36,857,494
*   Broadwind Energy, Inc.                                   13,659      60,373
#*  Builders FirstSource, Inc.                            1,050,883  16,467,337
*   CAI International, Inc.                                 141,289   3,706,010
*   Casella Waste Systems, Inc. Class A                     796,523  13,365,656
*   CBIZ, Inc.                                              435,359   6,465,081

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   CDI Corp.                                               205,426 $ 1,694,765
#   CECO Environmental Corp.                                320,767   3,098,609
#   Celadon Group, Inc.                                     200,662     913,012
#*  Cenveo, Inc.                                              7,578      45,468
#*  Chart Industries, Inc.                                  535,967  18,222,878
#   Chicago Bridge & Iron Co. NV                            446,640   8,370,034
    Chicago Rivet & Machine Co.                               4,772     175,323
#   CIRCOR International, Inc.                              183,901   9,206,084
#*  Civeo Corp.                                             121,947     235,358
#*  Clean Harbors, Inc.                                     575,646  32,696,693
    Columbus McKinnon Corp.                                 178,724   4,611,079
    Comfort Systems USA, Inc.                               372,873  12,416,671
*   Commercial Vehicle Group, Inc.                          432,546   3,797,754
    CompX International, Inc.                                 9,814     142,303
#*  Continental Building Products, Inc.                     416,079   9,153,738
*   Continental Materials Corp.                                 397       8,853
    Copa Holdings SA Class A                                 81,152  10,181,330
#   Covanta Holding Corp.                                 1,413,206  21,339,411
*   Covenant Transportation Group, Inc. Class A             152,688   2,862,900
#*  CPI Aerostructures, Inc.                                 85,967     816,687
    CRA International, Inc.                                  60,270   2,339,079
*   CSW Industrials, Inc.                                    25,508     996,087
#   Cubic Corp.                                             268,518  12,794,883
    Curtiss-Wright Corp.                                    172,129  16,596,678
#   Deluxe Corp.                                            388,221  28,029,556
*   DigitalGlobe, Inc.                                      593,318  20,706,798
    DMC Global, Inc.                                        130,462   1,813,422
#   Douglas Dynamics, Inc.                                  308,547   9,811,795
*   Ducommun, Inc.                                           95,683   2,770,980
*   DXP Enterprises, Inc.                                   280,262   8,012,691
#*  Dycom Industries, Inc.                                  329,337  29,837,932
    Eastern Co. (The)                                        20,021     582,611
#*  Echo Global Logistics, Inc.                             309,323   4,222,259
    Ecology and Environment, Inc. Class A                    10,494     131,175
    EMCOR Group, Inc.                                       444,620  30,011,850
    Encore Wire Corp.                                       161,052   7,182,919
#*  Energy Focus, Inc.                                       15,223      33,186
    EnerSys                                                 434,285  31,385,777
*   Engility Holdings, Inc.                                 184,515   5,382,303
    Ennis, Inc.                                             146,556   2,821,203
#   EnPro Industries, Inc.                                  210,805  16,236,201
#   EnviroStar, Inc.                                          7,443     188,680
#   ESCO Technologies, Inc.                                 210,662  12,997,845
    Espey Manufacturing & Electronics Corp.                  13,081     293,930
#   Essendant, Inc.                                         369,070   4,605,994
*   Esterline Technologies Corp.                            279,461  26,967,986
#   Exponent, Inc.                                          251,563  16,401,908
    Federal Signal Corp.                                    706,459  13,069,491
    Forward Air Corp.                                       309,429  16,037,705
*   Franklin Covey Co.                                      140,566   2,621,556
    Franklin Electric Co., Inc.                             464,848  18,779,859
#   FreightCar America, Inc.                                128,842   2,118,162
*   FTI Consulting, Inc.                                    415,082  13,618,840

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Fuel Tech, Inc.                                          48,413 $    42,119
#   GATX Corp.                                              291,253  18,008,173
*   Gencor Industries, Inc.                                  33,979     545,363
#*  Generac Holdings, Inc.                                  642,481  23,110,042
#   General Cable Corp.                                     456,427   8,809,041
#*  Gibraltar Industries, Inc.                              252,541   7,538,349
    Global Brass & Copper Holdings, Inc.                    273,129   8,753,784
#*  Goldfield Corp. (The)                                   548,650   2,798,115
    Gorman-Rupp Co. (The)                                   367,968  11,119,993
*   GP Strategies Corp.                                     180,416   5,168,918
    Graham Corp.                                             67,051   1,341,691
#   Granite Construction, Inc.                              486,340  23,840,387
*   Great Lakes Dredge & Dock Corp.                         461,377   1,822,439
#   Greenbrier Cos., Inc. (The)                             199,216   8,964,720
#   Griffon Corp.                                           268,698   5,508,309
#   H&E Equipment Services, Inc.                            443,701  10,014,332
    Hardinge, Inc.                                           98,869   1,196,315
*   Harsco Corp.                                            623,390   9,631,376
#*  Hawaiian Holdings, Inc.                                 578,979  23,969,731
*   HC2 Holdings, Inc.                                       13,289      79,867
#   Healthcare Services Group, Inc.                         650,317  33,979,063
#   Heartland Express, Inc.                                 832,530  17,591,359
    Heidrick & Struggles International, Inc.                173,080   3,132,748
#*  Herc Holdings, Inc.                                     192,494   8,735,378
*   Heritage-Crystal Clean, Inc.                             16,470     309,636
    Herman Miller, Inc.                                     597,125  20,108,184
#*  Hertz Global Holdings, Inc.                             414,897   5,671,642
#*  Hill International, Inc.                                354,468   1,790,063
    Hillenbrand, Inc.                                       610,410  21,974,760
#   HNI Corp.                                               420,650  15,879,537
    Houston Wire & Cable Co.                                147,044     845,503
*   Hub Group, Inc. Class A                                 355,219  12,095,207
    Hudson Global, Inc.                                     120,131     160,976
#*  Hudson Technologies, Inc.                               804,387   6,507,491
    Hurco Cos., Inc.                                         45,796   1,508,978
*   Huron Consulting Group, Inc.                            233,653   8,294,682
#*  Huttig Building Products, Inc.                          127,482     908,947
    Hyster-Yale Materials Handling, Inc.                    124,738   8,838,935
*   ICF International, Inc.                                 151,252   6,844,153
#*  IES Holdings, Inc.                                      231,734   3,939,478
#*  InnerWorkings, Inc.                                     916,571  10,806,372
*   Innovative Solutions & Support, Inc.                     46,017     184,528
    Insperity, Inc.                                         223,922  16,906,111
#   Insteel Industries, Inc.                                367,577   9,674,627
#   Interface, Inc.                                         637,947  12,089,096
*   Intersections, Inc.                                      93,658     411,159
    ITT, Inc.                                               217,522   8,918,402
#   John Bean Technologies Corp.                            296,270  27,375,348
    Kadant, Inc.                                             49,765   3,884,158
#   Kaman Corp.                                             278,483  14,236,051
#   KBR, Inc.                                             1,659,095  24,753,697
    Kelly Services, Inc. Class A                            243,007   5,411,766
#   Kelly Services, Inc. Class B                                350       7,903

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Kennametal, Inc.                                        850,849 $31,396,328
*   Key Technology, Inc.                                     20,756     296,811
#*  KEYW Holding Corp. (The)                                 50,491     445,836
    Kforce, Inc.                                            462,234   8,643,776
    Kimball International, Inc. Class B                     683,100  11,387,277
#*  Kirby Corp.                                              71,826   4,374,203
#*  KLX, Inc.                                               544,267  28,258,343
#   Knight Transportation, Inc.                             890,879  31,759,836
    Knoll, Inc.                                             497,144   9,624,708
    Korn/Ferry International                                611,392  20,451,062
#*  Kratos Defense & Security Solutions, Inc.             1,472,568  16,205,611
    Landstar System, Inc.                                   317,229  26,377,591
#*  Lawson Products, Inc.                                    83,164   1,916,930
#*  Layne Christensen Co.                                   148,570   1,573,356
    LB Foster Co. Class A                                    99,198   1,745,885
#   Lindsay Corp.                                            77,342   7,089,941
    LS Starrett Co. (The) Class A                            32,592     260,736
#   LSC Communications, Inc.                                152,142   3,252,796
    LSI Industries, Inc.                                    233,164   1,951,583
*   Lydall, Inc.                                            127,715   6,321,893
*   Manitex International, Inc.                               8,718      61,636
#*  Manitowoc Co., Inc. (The)                             2,049,033  11,699,978
    Marten Transport, Ltd.                                  376,106   5,998,891
*   Masonite International Corp.                             33,966   2,637,460
*   MasTec, Inc.                                            740,745  34,222,419
*   Mastech Digital, Inc.                                     4,635      43,754
#   Matson, Inc.                                            432,256  12,189,619
    Matthews International Corp. Class A                    337,426  22,118,274
    McGrath RentCorp                                        182,375   6,479,784
#*  Mercury Systems, Inc.                                   429,552  18,861,628
#*  Meritor, Inc.                                         1,304,954  22,549,605
#*  Milacron Holdings Corp.                                  34,571     621,587
    Miller Industries, Inc.                                  71,870   1,875,807
#*  Mistras Group, Inc.                                     261,185   5,262,878
#   Mobile Mini, Inc.                                       394,853  12,161,472
*   Moog, Inc. Class A                                      307,856  22,879,858
*   Moog, Inc. Class B                                       10,012     754,104
#*  MRC Global, Inc.                                      1,189,606  19,438,162
    MSA Safety, Inc.                                        369,638  29,630,182
    Mueller Industries, Inc.                                574,212  18,087,678
    Mueller Water Products, Inc. Class A                  1,965,741  22,802,596
#   Multi-Color Corp.                                       162,540  13,084,470
*   MYR Group, Inc.                                         170,326   5,418,070
    National Presto Industries, Inc.                         29,043   3,284,763
*   Navigant Consulting, Inc.                               395,362   6,693,479
#*  Navistar International Corp.                            418,213  12,868,414
#*  NCI Building Systems, Inc.                              343,407   6,181,326
*   Neff Corp. Class A                                       82,820   1,739,220
*   Nexeo Solutions, Inc.                                     5,752      47,914
*   NL Industries, Inc.                                     336,149   2,621,962
    NN, Inc.                                                257,479   7,132,168
#*  Northwest Pipe Co.                                      127,908   1,932,690
#*  NOW, Inc.                                             1,249,347  19,902,098

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  NV5 Global, Inc.                                         85,556 $ 3,554,852
#   Omega Flex, Inc.                                         32,661   1,960,966
*   On Assignment, Inc.                                     542,227  26,704,680
#*  Orion Energy Systems, Inc.                               91,835     106,529
#*  Orion Group Holdings, Inc.                              196,914   1,382,336
*   PAM Transportation Services, Inc.                        28,268     495,538
    Park-Ohio Holdings Corp.                                101,264   4,025,244
#*  Patrick Industries, Inc.                                156,255  11,891,006
*   Patriot Transportation Holding, Inc.                     12,982     259,705
*   Pendrell Corp.                                           22,614     157,846
*   Performant Financial Corp.                              273,626     547,252
*   Perma-Pipe International Holdings, Inc.                  39,691     313,559
#*  PGT Innovations, Inc.                                   898,371  11,678,823
#   Pitney Bowes, Inc.                                    1,112,515  17,510,986
*   Ply Gem Holdings, Inc.                                  294,388   5,151,790
    Powell Industries, Inc.                                  81,420   2,593,227
#*  Power Solutions International, Inc.                       3,235      32,350
    Preformed Line Products Co.                              22,609   1,101,510
    Primoris Services Corp.                                 492,329  12,268,839
#*  Proto Labs, Inc.                                        211,435  15,625,046
#   Quad/Graphics, Inc.                                     176,129   3,955,857
#   Quanex Building Products Corp.                          341,409   7,340,294
*   Radiant Logistics, Inc.                                 270,020   1,169,187
    Raven Industries, Inc.                                  351,316  12,085,270
#*  RBC Bearings, Inc.                                      251,457  25,985,566
*   RCM Technologies, Inc.                                  144,218     767,240
    Regal Beloit Corp.                                      240,281  20,027,421
    Resources Connection, Inc.                              348,284   4,649,591
#*  Revolution Lighting Technologies, Inc.                    1,600      11,824
#*  Rexnord Corp.                                         1,019,505  23,611,736
*   Roadrunner Transportation Systems, Inc.                 237,022   1,654,414
*   RPX Corp.                                               400,635   5,476,680
#   RR Donnelley & Sons Co.                                  95,821   1,184,348
*   Rush Enterprises, Inc. Class A                          198,731   8,571,268
*   Rush Enterprises, Inc. Class B                           49,400   2,009,592
    Ryder System, Inc.                                       38,852   2,826,872
*   Saia, Inc.                                              226,990  12,336,906
    Servotronics, Inc.                                        1,500      14,234
*   SIFCO Industries, Inc.                                   18,366     123,052
#   Simpson Manufacturing Co., Inc.                         480,682  21,289,406
#*  Sino-Global Shipping America, Ltd.                       60,808     179,992
    SkyWest, Inc.                                           312,718  11,414,207
*   SP Plus Corp.                                           210,320   6,877,464
*   Sparton Corp.                                           134,790   3,108,257
#   Spartan Motors, Inc.                                    368,198   3,258,552
*   Spirit Airlines, Inc.                                   117,980   4,583,523
#*  SPX Corp.                                               233,852   6,435,607
*   SPX FLOW, Inc.                                          354,310  12,563,833
    Standex International Corp.                             130,386  12,510,537
    Steelcase, Inc. Class A                                 868,208  11,851,039
*   Sterling Construction Co., Inc.                         367,007   4,690,349
#   Sun Hydraulics Corp.                                    251,310  10,394,182
#   Supreme Industries, Inc. Class A                        279,044   4,196,822
#*  Swift Transportation Co.                                826,621  21,078,835

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
*   Taylor Devices, Inc.                                     769 $       10,135
#*  Team, Inc.                                           276,924      3,973,859
#*  Tel-Instrument Electronics Corp.                       8,400         31,500
#   Tennant Co.                                          172,264     13,014,545
    Terex Corp.                                        1,191,077     46,892,701
    Tetra Tech, Inc.                                     668,920     31,740,254
    Textainer Group Holdings, Ltd.                       234,453      3,798,139
#*  Thermon Group Holdings, Inc.                         365,564      6,532,629
#   Timken Co. (The)                                     630,880     28,705,040
#   Titan International, Inc.                            733,225      9,348,619
*   Titan Machinery, Inc.                                141,797      2,531,076
*   Transcat, Inc.                                         5,600         72,800
#*  Trex Co., Inc.                                       298,796     22,472,447
*   TriMas Corp.                                         412,401     10,041,964
*   TriNet Group, Inc.                                   283,810      9,933,350
    Triton International, Ltd.                           263,599      9,505,380
#   Triumph Group, Inc.                                  506,447     12,965,043
*   TrueBlue, Inc.                                       432,690     11,055,230
#*  Tutor Perini Corp.                                   352,234      9,369,424
*   Twin Disc, Inc.                                       91,764      1,552,647
*   Ultralife Corp.                                       88,890        613,341
    UniFirst Corp.                                       179,908     25,591,913
    Universal Forest Products, Inc.                      178,204     14,942,405
#   Universal Logistics Holdings, Inc.                    84,295      1,226,492
#   US Ecology, Inc.                                     212,462     11,026,778
#*  USA Truck, Inc.                                       76,724        710,464
    Valmont Industries, Inc.                             238,545     36,425,821
*   Vectrus, Inc.                                        130,037      4,422,558
*   Veritiv Corp.                                         20,289        753,736
*   Versar, Inc.                                          38,480         45,022
#   Viad Corp.                                           151,170      8,095,154
#*  Vicor Corp.                                          106,964      1,898,611
#*  Virco Manufacturing Corp.                             30,131        164,214
#*  Volt Information Sciences, Inc.                      137,838        503,109
#   VSE Corp.                                             42,434      2,200,203
#   Wabash National Corp.                                751,453     14,337,723
    Watsco, Inc. Class B                                  10,490      1,597,155
    Watts Water Technologies, Inc. Class A               272,095     17,522,918
#*  Welbilt, Inc.                                      1,822,517     35,520,856
#   Werner Enterprises, Inc.                             963,865     28,578,597
#*  Wesco Aircraft Holdings, Inc.                        733,493      7,958,399
*   WESCO International, Inc.                            544,795     27,920,744
    West Corp.                                           683,286     15,968,394
#*  Willdan Group, Inc.                                  183,679      6,173,451
*   Willis Lease Finance Corp.                            26,350        666,128
#   Woodward, Inc.                                        38,727      2,708,566
#*  Xerium Technologies, Inc.                             74,951        544,894
#*  YRC Worldwide, Inc.                                  675,570      8,978,325
                                                                 --------------
Total Industrials                                                 3,047,020,875
                                                                 --------------
Information Technology -- (12.6%)
#*  Acacia Communications, Inc.                           18,010        788,298
#*  ACI Worldwide, Inc.                                1,130,914     26,203,277

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Actua Corp.                                             567,878 $ 7,666,353
*   Acxiom Corp.                                            789,802  21,300,960
    ADTRAN, Inc.                                            582,051  13,649,096
*   Advanced Energy Industries, Inc.                        443,745  32,193,700
*   Agilysys, Inc.                                          250,338   2,518,400
*   Alpha & Omega Semiconductor, Ltd.                       221,447   3,919,612
#*  Ambarella, Inc.                                          48,399   2,422,370
    American Software, Inc. Class A                         283,369   2,748,679
*   Amkor Technology, Inc.                                2,398,242  24,869,770
*   Amtech Systems, Inc.                                     89,471     790,029
#*  Angie's List, Inc.                                      186,157   2,230,161
*   Anixter International, Inc.                             314,266  24,748,447
#*  Applied Optoelectronics, Inc.                            63,207   6,162,050
#*  ARI Network Services, Inc.                                2,309      16,267
*   Aspen Technology, Inc.                                   40,407   2,297,946
    AstroNova, Inc.                                          30,318     418,388
#*  Asure Software, Inc.                                     65,659     861,446
#*  Autobytel, Inc.                                          58,232     641,134
*   Aviat Networks, Inc.                                     18,467     347,364
#*  Avid Technology, Inc.                                   766,448   3,947,207
    AVX Corp.                                               336,375   6,011,021
*   Aware, Inc.                                             122,298     562,571
*   Axcelis Technologies, Inc.                              470,538  10,445,944
*   AXT, Inc.                                               406,556   3,557,365
#   Badger Meter, Inc.                                      279,477  12,646,334
*   Bankrate, Inc.                                          436,052   6,061,123
*   Barracuda Networks, Inc.                                549,012  12,336,300
*   Bazaarvoice, Inc.                                       800,770   3,763,619
    Bel Fuse, Inc. Class A                                    8,954     194,302
    Bel Fuse, Inc. Class B                                  120,974   3,054,593
    Belden, Inc.                                            474,169  34,111,718
*   Benchmark Electronics, Inc.                             238,496   8,025,390
#   Black Box Corp.                                         293,913   2,321,913
#   Blackbaud, Inc.                                         350,084  32,326,757
#*  Blackhawk Network Holdings, Inc.                        575,742  25,131,138
#*  Blucora, Inc.                                           304,434   6,819,322
#*  Bottomline Technologies de, Inc.                        221,662   6,312,934
#*  BroadVision, Inc.                                        18,154      75,339
    Brooks Automation, Inc.                                 521,594  12,810,349
*   BSQUARE Corp.                                           129,287     736,936
    Cabot Microelectronics Corp.                            244,191  18,106,763
*   CACI International, Inc. Class A                        219,938  27,514,244
#*  CalAmp Corp.                                            703,464  13,436,162
*   Calix, Inc.                                             761,705   5,217,679
#*  Carbonite, Inc.                                         518,649  12,240,116
#*  Cardtronics P.L.C. Class A                              432,340  13,532,242
#*  Cars.com, Inc.                                          182,344   4,430,959
    Cass Information Systems, Inc.                           89,299   5,890,162
#*  Ceva, Inc.                                              166,167   7,685,224
#*  Ciena Corp.                                           1,030,815  26,543,486
#*  Cimpress NV                                             314,031  27,710,095
#*  Cirrus Logic, Inc.                                      461,758  28,370,412
*   Clearfield, Inc.                                        111,958   1,287,517

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Coherent, Inc.                                          211,164 $55,958,460
    Cohu, Inc.                                              213,618   3,892,120
#*  CommerceHub, Inc. Series A                               68,159   1,243,220
    Communications Systems, Inc.                             32,263     138,731
    Computer Task Group, Inc.                               158,531     875,091
#*  comScore, Inc.                                              740      22,216
#   Comtech Telecommunications Corp.                        200,011   3,600,198
    Concurrent Computer Corp.                                48,574     327,389
*   Conduent, Inc.                                        1,235,673  20,400,961
#*  Control4 Corp.                                          321,717   7,351,233
    Convergys Corp.                                         685,884  16,440,639
*   CoreLogic, Inc.                                         342,293  15,591,446
#   CPI Card Group, Inc.                                     31,589      93,188
*   Cray, Inc.                                              381,511   7,859,127
#*  Cree, Inc.                                            1,079,907  27,980,390
    CSG Systems International, Inc.                         313,533  12,964,590
    CSP, Inc.                                                11,984     122,956
    CTS Corp.                                               218,641   4,810,102
#*  CUI Global, Inc.                                         13,823      44,372
#*  CVD Equipment Corp.                                       8,212      91,974
#*  CyberOptics Corp.                                       149,213   2,462,015
#   Daktronics, Inc.                                        598,206   5,850,455
*   DASAN Zhone Solutions, Inc.                               3,655      26,170
#*  Data I/O Corp.                                           77,316     607,704
*   Datawatch Corp.                                          12,178     138,220
*   Determine, Inc.                                          10,332      21,387
#*  DHI Group, Inc.                                         716,765   1,576,883
#   Diebold Nixdorf, Inc.                                   493,640  11,551,176
*   Digi International, Inc.                                143,412   1,498,655
*   Diodes, Inc.                                            456,727  12,116,967
*   DSP Group, Inc.                                         156,554   1,972,580
#*  Eastman Kodak Co.                                       141,551   1,344,735
#   Ebix, Inc.                                              166,210   9,598,627
*   Edgewater Technology, Inc.                               45,468     322,368
*   Electro Scientific Industries, Inc.                     546,894   4,730,633
#*  Electronics for Imaging, Inc.                           483,742  23,500,186
#*  Ellie Mae, Inc.                                          67,294   5,869,383
#*  eMagin Corp.                                             54,499     141,697
#   Emcore Corp.                                            190,933   2,214,823
*   Endurance International Group Holdings, Inc.              5,294      48,970
*   EnerNOC, Inc.                                           424,982   3,251,112
*   Entegris, Inc.                                        1,400,987  36,565,761
#*  Envestnet, Inc.                                         111,519   4,354,817
*   ePlus, Inc.                                              55,294   4,473,285
*   Everi Holdings, Inc.                                    840,838   6,272,651
*   Evolving Systems, Inc.                                    9,500      46,550
#*  Exa Corp.                                                13,370     188,918
*   ExlService Holdings, Inc.                               330,047  18,994,205
*   Extreme Networks, Inc.                                  890,846   7,830,536
#*  Fabrinet                                                410,719  18,486,462
#   Fair Isaac Corp.                                        149,572  21,321,489
#*  FARO Technologies, Inc.                                 167,353   6,610,443
#*  Finisar Corp.                                         1,211,646  32,981,004

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Finjan Holdings, Inc.                                   153,170 $   480,954
#*  First Solar, Inc.                                       101,574   5,008,614
#*  Fitbit, Inc. Class A                                    141,307     729,144
*   FormFactor, Inc.                                        848,055  11,109,520
    Forrester Research, Inc.                                185,155   7,554,324
*   Frequency Electronics, Inc.                              47,309     406,857
    GlobalSCAPE, Inc.                                        67,616     344,842
#*  Globant SA                                               19,862     913,056
*   Glu Mobile, Inc.                                         79,505     217,049
#*  GrubHub, Inc.                                            85,737   3,955,048
#*  GSE Systems, Inc.                                        72,970     204,316
#*  GSI Technology, Inc.                                    123,326     895,347
#*  GTT Communications, Inc.                                479,281  14,642,035
    Hackett Group, Inc. (The)                               554,431   9,103,757
#*  Harmonic, Inc.                                        1,756,238   7,200,576
*   ID Systems, Inc.                                         38,571     263,440
#*  IEC Electronics Corp.                                    24,655      96,894
*   II-VI, Inc.                                             524,596  19,987,108
#*  Image Sensing Systems, Inc.                              27,942     100,591
#*  Immersion Corp.                                          65,022     555,288
#*  Infinera Corp.                                        1,234,101  14,476,005
*   Innodata, Inc.                                           84,032     142,854
#*  Inphi Corp.                                             118,974   4,568,602
#*  Inseego Corp.                                           151,129     178,332
*   Insight Enterprises, Inc.                               276,301  11,195,717
#*  Integrated Device Technology, Inc.                    1,356,144  35,449,604
*   Intelligent Systems Corp.                                32,937     120,220
#   InterDigital, Inc.                                      340,815  24,828,373
#*  Internap Corp.                                          663,551   2,521,494
*   inTEST Corp.                                             62,777     546,160
*   Intevac, Inc.                                           146,549   1,663,331
#*  IntriCon Corp.                                           21,812     163,590
#*  Inuvo, Inc.                                             106,293     114,563
*   iPass, Inc.                                             456,004     556,325
*   Iteris, Inc.                                             24,274     152,683
*   Itron, Inc.                                             390,771  28,526,283
    IXYS Corp.                                              290,661   5,057,501
#   j2 Global, Inc.                                         186,332  15,769,277
*   Kemet Corp.                                             918,618  15,478,713
*   Key Tronic Corp.                                         55,537     403,754
*   Kimball Electronics, Inc.                               180,376   3,508,313
#*  Knowles Corp.                                           399,435   6,051,440
#*  Kopin Corp.                                             617,893   2,347,993
*   Kulicke & Soffa Industries, Inc.                        541,046  11,654,131
#*  KVH Industries, Inc.                                    139,682   1,522,534
*   Lantronix, Inc.                                          10,600      23,638
#*  Lattice Semiconductor Corp.                           1,168,926   8,135,725
#*  Leaf Group, Ltd.                                        298,162   2,251,123
*   LGL Group, Inc. (The)                                     7,103      32,461
*   Lightpath Technologies, Inc. Class A                    108,706     280,461
*   Limelight Networks, Inc.                              1,378,364   4,714,005
*   Liquidity Services, Inc.                                200,437   1,362,972
#   Littelfuse, Inc.                                        203,140  36,601,765

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Lumentum Holdings, Inc.                                 473,872 $29,664,387
#*  Luxoft Holding, Inc.                                     50,180   3,158,831
#*  MACOM Technology Solutions Holdings, Inc.                23,512   1,423,652
#*  MagnaChip Semiconductor Corp.                           117,697   1,282,897
#*  Manhattan Associates, Inc.                              150,334   6,644,763
    ManTech International Corp. Class A                     215,587   8,563,116
*   Marchex, Inc. Class B                                   290,213     841,618
    MAXIMUS, Inc.                                            56,735   3,424,525
#*  MaxLinear, Inc.                                         554,117  14,517,865
#*  Maxwell Technologies, Inc.                              277,117   1,621,134
#*  Meet Group, Inc.(The)                                 1,219,049   6,119,626
#   Mesa Laboratories, Inc.                                  38,481   5,561,659
#   Methode Electronics, Inc.                               376,237  14,955,421
*   MicroStrategy, Inc. Class A                              92,446  12,434,911
    MKS Instruments, Inc.                                   528,185  44,182,675
#*  ModusLink Global Solutions, Inc.                        334,723     562,335
#*  MoneyGram International, Inc.                           190,557   3,109,890
#   Monolithic Power Systems, Inc.                           51,111   5,229,678
#   Monotype Imaging Holdings, Inc.                         373,620   7,042,737
*   MoSys, Inc.                                              11,936      14,204
*   MRV Communications, Inc.                                 36,930     367,454
#   MTS Systems Corp.                                       143,804   7,578,471
*   Nanometrics, Inc.                                       378,033  10,074,579
*   Napco Security Technologies, Inc.                       233,037   2,132,289
*   NCI, Inc. Class A                                        66,290   1,322,486
#*  NeoPhotonics Corp.                                      860,648   6,945,429
#*  NETGEAR, Inc.                                           378,424  18,126,510
#*  Netscout Systems, Inc.                                  599,987  20,699,551
*   NetSol Technologies, Inc.                                 3,101      13,722
    Network-1 Technologies, Inc.                             36,026     154,912
#   NIC, Inc.                                               652,062  10,596,007
#*  Novanta, Inc.                                           166,397   6,140,049
#*  Numerex Corp. Class A                                    57,539     272,447
#   NVE Corp.                                                26,051   2,054,903
#*  Oclaro, Inc.                                            775,499   7,584,380
#*  Onvia, Inc.                                               2,306      10,377
*   Optical Cable Corp.                                      26,264      59,094
#*  OSI Systems, Inc.                                       220,746  17,653,058
*   PAR Technology Corp.                                     72,350     648,256
#   Park Electrochemical Corp.                              213,371   4,009,241
#*  Paycom Software, Inc.                                   430,874  30,199,959
    PC Connection, Inc.                                      59,540   1,536,132
    PC-Tel, Inc.                                             68,200     484,902
*   PCM, Inc.                                               129,715   1,605,223
#*  PDF Solutions, Inc.                                     393,496   6,315,611
#   Pegasystems, Inc.                                       680,291  41,123,591
*   Perceptron, Inc.                                        103,248     749,580
*   Perficient, Inc.                                        360,477   6,776,968
*   PFSweb, Inc.                                            212,013   1,657,942
*   Photronics, Inc.                                        504,192   5,067,130
*   Pixelworks, Inc.                                         21,685     100,618
#*  Planet Payment, Inc.                                    497,297   1,611,242
    Plantronics, Inc.                                       331,533  14,978,661

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Plexus Corp.                                            367,250 $19,688,272
    Power Integrations, Inc.                                280,158  19,793,163
*   PRGX Global, Inc.                                       170,376   1,064,850
#*  Professional Diversity Network, Inc.                      9,253      48,578
    Progress Software Corp.                                 506,828  16,223,564
    QAD, Inc. Class A                                       123,896   3,884,140
    QAD, Inc. Class B                                        15,510     402,329
#*  Qualstar Corp.                                            4,300      31,648
#*  Qualys, Inc.                                            188,741   7,577,951
*   Quantum Corp.                                            33,518     271,496
*   QuinStreet, Inc.                                        272,039   1,058,232
#*  Qumu Corp.                                               38,807     100,510
#*  Radisys Corp.                                           417,109   1,017,746
#*  Rambus, Inc.                                          1,081,969  13,946,580
#*  RealNetworks, Inc.                                      293,999   1,278,896
#*  RealPage, Inc.                                          231,289   8,962,449
    Reis, Inc.                                              122,208   2,615,251
#   Relm Wireless Corp.                                      30,643     108,783
#   RF Industries, Ltd.                                      33,990      62,882
    Richardson Electronics, Ltd.                             80,502     471,742
#*  Rocket Fuel, Inc.                                         5,395      14,027
*   Rogers Corp.                                            186,708  22,025,943
*   Rosetta Stone, Inc.                                      54,654     566,215
*   Rubicon Project, Inc. (The)                             134,683     633,010
*   Rudolph Technologies, Inc.                              345,671   8,555,357
*   Sanmina Corp.                                           732,580  26,262,993
#*  Sapiens International Corp. NV                            7,867      93,853
*   ScanSource, Inc.                                        225,832   8,942,947
    Science Applications International Corp.                407,562  28,696,440
#*  Seachange International, Inc.                           364,490   1,035,152
*   Semtech Corp.                                           664,889  26,329,604
#*  ServiceSource International, Inc.                       210,231     798,878
#*  Sevcon, Inc.                                              7,783     170,059
*   ShoreTel, Inc.                                          878,652   6,545,957
#*  Shutterstock, Inc.                                      115,512   4,867,676
#*  Sigma Designs, Inc.                                     414,037   2,691,241
*   Sigmatron International, Inc.                             2,200      18,392
#*  Silicon Laboratories, Inc.                              421,780  31,675,678
#*  Silver Spring Networks, Inc.                            231,785   2,621,488
*   SMTC Corp.                                                9,870      12,041
#*  SolarEdge Technologies, Inc.                             18,705     429,280
#*  Sonic Foundry, Inc.                                       9,010      32,706
*   Sonus Networks, Inc.                                    601,241   4,106,476
#*  Sphere 3D Corp.                                          12,857      65,571
#*  Stamps.com, Inc.                                         90,146  13,350,623
*   StarTek, Inc.                                           121,549   1,495,053
*   Stratasys, Ltd.                                          72,230   1,732,798
#*  SunPower Corp.                                          368,323   4,103,118
#*  Super Micro Computer, Inc.                              500,329  13,433,834
*   Support.com, Inc.                                         4,802      11,189
*   Sykes Enterprises, Inc.                                 427,702  14,541,868
#*  Synaptics, Inc.                                         366,561  19,284,774
#*  Synchronoss Technologies, Inc.                          482,239   8,140,194

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    SYNNEX Corp.                                          57,387 $    6,824,462
#   Syntel, Inc.                                         281,790      5,492,087
#   Systemax, Inc.                                       143,896      2,607,396
#*  Tech Data Corp.                                      216,335     22,152,704
#*  TechTarget, Inc.                                     145,787      1,398,097
*   Telenav, Inc.                                        317,169      2,378,768
    TeleTech Holdings, Inc.                              442,929     18,514,432
    Tessco Technologies, Inc.                             51,252        684,214
    TiVo Corp.                                         1,360,324     26,662,350
    TransAct Technologies, Inc.                           44,457        393,444
    Travelport Worldwide, Ltd.                         1,195,551     17,096,379
#*  Travelzoo                                             84,534        887,607
#*  Tremor Video, Inc.                                    20,770         43,409
*   Trio-Tech International                                3,256         15,271
#*  TTM Technologies, Inc.                               904,281     15,716,404
#*  Ubiquiti Networks, Inc.                              317,096     17,281,732
*   Ultra Clean Holdings, Inc.                           416,917      9,776,704
#*  Unisys Corp.                                         343,186      4,392,781
#   Universal Display Corp.                               21,815      2,630,889
#*  VASCO Data Security International, Inc.              204,666      2,762,991
#*  Veeco Instruments, Inc.                              641,532     19,759,186
#*  VeriFone Systems, Inc.                               934,310     18,228,388
*   Verint Systems, Inc.                                 422,823     16,764,932
    Versum Materials, Inc.                               466,184     16,437,648
#*  ViaSat, Inc.                                         291,238     19,247,919
#*  Viavi Solutions, Inc.                              1,246,287     13,671,768
#*  Virtusa Corp.                                        393,476     13,043,729
#   Vishay Intertechnology, Inc.                       1,012,736     18,077,338
*   Vishay Precision Group, Inc.                          88,723      1,552,653
    Wayside Technology Group, Inc.                        14,899        256,263
#*  Web.com Group, Inc.                                  486,210     10,672,309
#*  WebMD Health Corp.                                   359,774     23,835,027
*   Wireless Telecom Group, Inc.                          56,922         84,245
*   Xcerra Corp.                                         380,821      3,697,772
*   XO Group, Inc.                                       318,920      5,829,858
#   Xperi Corp.                                          504,110     14,745,217
    YuMe, Inc.                                            44,135        191,546
*   Zedge, Inc. Class B                                   61,305        126,901
#*  Zix Corp.                                            902,284      4,809,174
*   Zynga, Inc. Class A                               10,362,409     37,408,296
                                                                 --------------
Total Information Technology                                      2,458,011,440
                                                                 --------------
Materials -- (4.3%)
    A Schulman, Inc.                                     254,232      6,686,302
#   Advanced Emissions Solutions, Inc.                     2,122         22,812
#*  AdvanSix, Inc.                                        27,182        910,053
*   AgroFresh Solutions, Inc.                              4,000         31,200
#*  AK Steel Holding Corp.                             3,046,162     17,241,277
#   Allegheny Technologies, Inc.                          99,904      1,892,182
    American Vanguard Corp.                              287,523      5,089,157
#   Ampco-Pittsburgh Corp.                                77,851      1,124,947
#   Balchem Corp.                                        305,678     23,720,613
#*  BioAmber, Inc.                                         4,844          9,833

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
#*  Boise Cascade Co.                                       413,391 $12,546,417
    Cabot Corp.                                             349,029  18,962,746
#   Calgon Carbon Corp.                                     526,454   8,423,264
#   Carpenter Technology Corp.                              395,392  15,985,699
#*  Century Aluminum Co.                                    905,300  15,190,934
    Chase Corp.                                              57,701   6,234,593
#*  Clearwater Paper Corp.                                  184,038   9,045,468
#*  Cliffs Natural Resources, Inc.                        3,272,193  25,261,330
#*  Coeur Mining, Inc.                                      823,289   6,816,833
    Commercial Metals Co.                                   959,942  17,854,921
#   Compass Minerals International, Inc.                    344,162  23,764,386
*   Core Molding Technologies, Inc.                          58,140   1,108,730
#   Deltic Timber Corp.                                     113,027   8,152,638
    Domtar Corp.                                            602,938  23,550,758
*   Ferro Corp.                                             817,867  15,735,761
    Ferroglobe P.L.C.                                       819,872  10,477,964
#*  Flotek Industries, Inc.                                 304,029   2,559,924
    Friedman Industries, Inc.                                60,304     326,848
    FutureFuel Corp.                                        267,044   3,888,161
#*  GCP Applied Technologies, Inc.                          400,625  12,138,937
#   Gold Resource Corp.                                     218,521     926,529
#   Greif, Inc. Class A                                     254,540  14,277,149
#   Greif, Inc. Class B                                       4,655     278,834
#*  Handy & Harman, Ltd.                                      7,462     246,992
    Hawkins, Inc.                                            83,399   3,748,785
    Haynes International, Inc.                              108,668   3,399,135
#   HB Fuller Co.                                           514,290  26,496,221
    Hecla Mining Co.                                      4,986,343  26,976,116
*   Ingevity Corp.                                           12,592     736,632
    Innophos Holdings, Inc.                                 195,034   8,146,570
    Innospec, Inc.                                          269,182  16,796,957
#*  Intrepid Potash, Inc.                                   241,419     731,500
#   Kaiser Aluminum Corp.                                   156,943  15,268,984
    KapStone Paper and Packaging Corp.                    1,018,165  23,275,252
#   KMG Chemicals, Inc.                                     222,667  11,271,404
*   Koppers Holdings, Inc.                                  188,398   6,838,847
#*  Kraton Corp.                                            293,593  10,921,660
#   Kronos Worldwide, Inc.                                  269,877   5,753,778
*   Louisiana-Pacific Corp.                               1,719,416  43,174,536
#*  LSB Industries, Inc.                                    196,118   1,388,515
#   Materion Corp.                                          170,677   6,562,531
#   McEwen Mining, Inc.                                     113,975     297,475
    Mercer International, Inc.                              447,709   4,924,799
    Minerals Technologies, Inc.                             366,319  25,935,385
    Myers Industries, Inc.                                  503,974   8,567,558
#   Neenah Paper, Inc.                                      165,567  13,228,803
*   Northern Technologies International Corp.                17,945     327,496
#   Olympic Steel, Inc.                                      82,635   1,412,232
*   OMNOVA Solutions, Inc.                                  785,561   7,384,273
    PH Glatfelter Co.                                       220,326   4,510,073
    PolyOne Corp.                                           822,174  30,075,125
    Quaker Chemical Corp.                                   130,901  18,570,925
#   Rayonier Advanced Materials, Inc.                       705,249  10,515,263

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*  Real Industry, Inc.                                     56,278 $    166,020
#*  Resolute Forest Products, Inc.                         193,605      900,263
#*  Ryerson Holding Corp.                                  369,049    3,192,274
#   Schnitzer Steel Industries, Inc. Class A               297,687    7,680,325
    Schweitzer-Mauduit International, Inc.                 309,717   11,899,327
    Sensient Technologies Corp.                            369,095   27,445,904
#   Silgan Holdings, Inc.                                  335,556   10,167,347
    Stepan Co.                                             220,814   18,144,286
#*  Summit Materials, Inc. Class A                         261,219    7,429,068
*   SunCoke Energy, Inc.                                   623,794    5,582,956
*   Synalloy Corp.                                          39,185      442,790
#*  TimkenSteel Corp.                                      778,578   12,371,604
#*  Trecora Resources                                      135,646    1,566,711
    Tredegar Corp.                                         164,132    2,478,393
    Trinseo SA                                             312,238   21,950,331
#   Tronox, Ltd. Class A                                   752,890   14,591,008
*   UFP Technologies, Inc.                                   6,280      181,178
    United States Lime & Minerals, Inc.                     29,663    2,409,229
#   United States Steel Corp.                                8,961      210,494
*   Universal Stainless & Alloy Products, Inc.              46,894      890,986
#*  US Concrete, Inc.                                      153,035   11,990,292
    Valhi, Inc.                                             36,955      118,626
#   Worthington Industries, Inc.                           634,818   32,166,228
                                                                   ------------
Total Materials                                                     841,696,662
                                                                   ------------
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                              565,821   23,724,875
#*  Altisource Asset Management Corp.                       10,475      963,700
#*  Altisource Portfolio Solutions SA                      140,186    3,657,453
    CKX Lands, Inc.                                          5,107       58,475
#   Consolidated-Tomoka Land Co.                            22,826    1,265,473
*   Forestar Group, Inc.                                   349,598    5,995,606
#*  FRP Holdings, Inc.                                      88,473    4,083,029
    Griffin Industrial Realty, Inc.                         20,910      673,093
#   HFF, Inc. Class A                                      402,364   14,774,806
#*  InterGroup Corp. (The)                                   1,860       48,174
*   JW Mays, Inc.                                              200        7,580
#   Kennedy-Wilson Holdings, Inc.                        1,116,874   22,449,167
#*  Marcus & Millichap, Inc.                               224,091    5,736,730
*   Maui Land & Pineapple Co., Inc.                         44,243      767,616
#   RE/MAX Holdings, Inc. Class A                          146,493    8,518,568
#   RMR Group, Inc. (The) Class A                           30,347    1,482,451
#*  St Joe Co. (The)                                       175,285    3,163,894
#   Stratus Properties, Inc.                                33,249      952,584
#*  Tejon Ranch Co.                                        167,344    3,510,877
*   Trinity Place Holdings, Inc.                            28,897      200,834
                                                                   ------------
Total Real Estate                                                   102,034,985
                                                                   ------------
Telecommunication Services -- (0.9%)
*   Alaska Communications Systems Group, Inc.              104,072      234,162
#   ATN International, Inc.                                124,890    7,243,620
*   Boingo Wireless, Inc.                                  780,851   11,580,020

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
#*  Cincinnati Bell, Inc.                                  522,594 $  9,746,378
#   Cogent Communications Holdings, Inc.                   666,174   27,812,765
#   Consolidated Communications Holdings, Inc.             516,518    9,297,324
#*  General Communication, Inc. Class A                    407,832   17,402,191
*   Hawaiian Telcom Holdco, Inc.                            16,064      469,711
#   IDT Corp. Class B                                      406,061    6,013,763
#*  Iridium Communications, Inc.                           187,869    1,869,297
*   Lumos Networks Corp.                                   246,728    4,418,899
#*  ORBCOMM, Inc.                                        1,002,515   11,639,199
#   Shenandoah Telecommunications Co.                      523,621   16,101,346
#   Spok Holdings, Inc.                                    194,468    3,189,275
#*  Straight Path Communications, Inc. Class B              28,721    5,152,547
    Telephone & Data Systems, Inc.                         990,733   28,166,539
*   United States Cellular Corp.                            90,182    3,416,094
#*  Vonage Holdings Corp.                                1,812,667   11,981,729
#   Windstream Holdings, Inc.                              921,502    3,492,493
                                                                   ------------
Total Telecommunication Services                                    179,227,352
                                                                   ------------
Utilities -- (3.4%)
#   ALLETE, Inc.                                           475,697   34,854,319
#   American States Water Co.                              369,830   18,288,093
    Artesian Resources Corp. Class A                        78,237    3,042,637
*   Atlantic Power Corp.                                   249,339      573,480
#   Atlantica Yield PLC                                     46,003      994,125
#   Avista Corp.                                           633,808   33,344,639
#   Black Hills Corp.                                      494,181   34,424,648
#   California Water Service Group                         467,062   18,168,712
#   Chesapeake Utilities Corp.                             145,834   11,265,677
#   Connecticut Water Service, Inc.                        149,593    8,523,809
    Consolidated Water Co., Ltd.                            45,451      586,318
#   Delta Natural Gas Co., Inc.                             19,300      587,299
#*  Dynegy, Inc.                                         1,274,265   11,442,900
    El Paso Electric Co.                                   402,625   20,896,237
    Gas Natural, Inc.                                       57,002      738,176
#   Genie Energy, Ltd. Class B                             176,455    1,169,897
#   Hawaiian Electric Industries, Inc.                     369,856   12,201,549
#   IDACORP, Inc.                                          197,951   17,095,048
#   MGE Energy, Inc.                                       336,702   22,407,518
#   Middlesex Water Co.                                    202,798    7,957,794
#   New Jersey Resources Corp.                             810,170   34,148,665
#   Northwest Natural Gas Co.                              283,553   17,892,194
#   NorthWestern Corp.                                     506,813   29,288,723
#   NRG Yield, Inc. Class A                                323,835    5,903,512
#   NRG Yield, Inc. Class C                                578,794   10,765,568
    ONE Gas, Inc.                                          401,802   29,243,150
#   Ormat Technologies, Inc.                               457,854   27,150,742
#   Otter Tail Corp.                                       365,802   14,796,691
#   Pattern Energy Group, Inc.                             770,816   19,347,482
#   PNM Resources, Inc.                                    819,443   32,654,804
    Portland General Electric Co.                          497,259   22,222,505
#   RGC Resources, Inc.                                     12,499      335,598
    SJW Corp.                                              196,803   10,404,975
#   South Jersey Industries, Inc.                          764,317   25,963,848

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
      Southwest Gas Holdings, Inc.                      428,268 $    34,304,267
#     Spark Energy, Inc. Class A                         98,520       2,049,216
#     Spire, Inc.                                       455,815      33,092,169
      Unitil Corp.                                      187,817       9,531,713
#*    US Geothermal, Inc.                                 2,900          12,789
#     WGL Holdings, Inc.                                421,322      36,115,722
#     York Water Co. (The)                              133,649       4,650,985
                                                                ---------------
Total Utilities                                                     658,438,193
                                                                ---------------
TOTAL COMMON STOCKS                                              15,815,739,947
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      15,815,739,947
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                   183,947,465     183,947,465
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@  DFA Short Term Investment Fund                308,229,234   3,566,828,701
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,103,963,376)^^          $19,566,516,113
                                                                ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary       $ 2,516,009,864 $      604,219   --    $ 2,516,614,083
   Consumer Staples          655,915,246             --   --        655,915,246
   Energy                    652,650,467          4,469   --        652,654,936
   Financials              3,366,853,301             --   --      3,366,853,301
   Health Care             1,337,272,874             --   --      1,337,272,874
   Industrials             3,047,020,875             --   --      3,047,020,875
   Information
     Technology            2,458,011,440             --   --      2,458,011,440
   Materials                 841,696,662             --   --        841,696,662
   Real Estate               102,034,985             --   --        102,034,985
   Telecommunication
     Services                179,227,352             --   --        179,227,352
   Utilities                 658,438,193             --   --        658,438,193
Temporary Cash
  Investments                183,947,465             --   --        183,947,465
Securities Lending
  Collateral                          --  3,566,828,701   --      3,566,828,701
Futures Contracts**            1,706,467             --   --          1,706,467
                         --------------- --------------   --    ---------------
TOTAL                    $16,000,785,191 $3,567,437,389   --    $19,568,222,580
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)
                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (85.9%)

Consumer Discretionary -- (13.0%)
#*  1-800-Flowers.com, Inc. Class A                         380,291 $ 3,669,808
    A.H. Belo Corp. Class A                                 241,510   1,280,003
#   Abercrombie & Fitch Co. Class A                         302,315   2,974,780
#   Adtalem Global Education, Inc.                               43       1,398
    AMCON Distributing Co.                                    5,890     571,036
#*  America's Car-Mart, Inc.                                104,663   4,102,790
#*  American Axle & Manufacturing Holdings, Inc.            818,723  12,067,977
#*  American Outdoor Brands Corp.                           524,678  10,845,094
*   American Public Education, Inc.                         145,898   3,107,627
    Ark Restaurants Corp.                                    36,613     832,580
#*  Asbury Automotive Group, Inc.                           101,767   5,495,418
#*  Ascena Retail Group, Inc.                               468,635   1,096,606
#*  Ascent Capital Group, Inc. Class A                       78,257   1,322,543
#*  AV Homes, Inc.                                           94,921   1,523,482
*   Ballantyne Strong, Inc.                                 100,209     681,421
#*  Barnes & Noble Education, Inc.                          377,654   2,730,438
#   Barnes & Noble, Inc.                                    525,829   4,285,506
    Bassett Furniture Industries, Inc.                       87,841   3,267,685
#   Beasley Broadcast Group, Inc. Class A                    67,088     704,424
*   Beazer Homes USA, Inc.                                  119,800   1,588,548
*   Belmond, Ltd. Class A                                   432,368   5,642,402
#   Big 5 Sporting Goods Corp.                              190,370   2,046,478
#*  Biglari Holdings, Inc.                                      280     104,810
*   BJ's Restaurants, Inc.                                  255,863   9,031,964
#*  Black Diamond, Inc.                                     137,350     892,775
#   Bob Evans Farms, Inc.                                   234,571  16,227,622
*   Bojangles', Inc.                                         52,438     697,425
#*  Boot Barn Holdings, Inc.                                 18,115     145,101
    Bowl America, Inc. Class A                               55,406     810,119
#*  Bravo Brio Restaurant Group, Inc.                       154,702     533,722
*   Bridgepoint Education, Inc.                             222,005   2,155,669
    Brinker International, Inc.                              29,796   1,056,864
#*  Build-A-Bear Workshop, Inc.                             154,682   1,484,947
    Caleres, Inc.                                           493,103  13,451,850
    Callaway Golf Co.                                     1,105,362  14,071,258
*   Cambium Learning Group, Inc.                            294,551   1,449,191
    Canterbury Park Holding Corp.                            13,931     161,600
    Capella Education Co.                                   127,237   8,741,182
*   Career Education Corp.                                  567,177   4,769,959
#   Carriage Services, Inc.                                 194,678   4,748,196
*   Carrols Restaurant Group, Inc.                          372,221   4,541,096
#   Cato Corp. (The) Class A                                286,578   4,874,692
*   Cavco Industries, Inc.                                   96,049  12,524,790
#*  Central European Media Enterprises, Ltd. Class A         45,247     196,824
*   Century Casinos, Inc.                                     9,163      65,882
#*  Century Communities, Inc.                                88,940   2,303,546
#*  Cherokee, Inc.                                           83,205     436,826
#   Chico's FAS, Inc.                                     1,040,275   9,518,516
#   Children's Place, Inc. (The)                            115,285  12,179,860
#*  Christopher & Banks Corp.                               183,710     259,031
#*  Chuy's Holdings, Inc.                                   156,530   3,686,282

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Citi Trends, Inc.                                       147,212 $ 3,260,746
    Clear Channel Outdoor Holdings, Inc. Class A             37,507     190,160
    ClubCorp Holdings, Inc.                                 318,884   5,405,084
    Collectors Universe, Inc.                                59,848   1,489,018
#*  Conn's, Inc.                                            258,091   5,523,147
#*  Container Store Group, Inc. (The)                        17,517      93,716
*   Cooper-Standard Holdings, Inc.                          111,021  11,353,007
#   Core-Mark Holding Co., Inc.                             203,477   7,461,502
*   Crocs, Inc.                                             554,353   4,401,563
    CSS Industries, Inc.                                     52,055   1,393,512
    Culp, Inc.                                              167,475   5,024,250
#*  Daily Journal Corp.                                         472      96,666
*   Deckers Outdoor Corp.                                     5,178     335,845
*   Del Frisco's Restaurant Group, Inc.                     152,292   2,162,546
#*  Del Taco Restaurants, Inc.                              183,388   2,400,549
*   Delta Apparel, Inc.                                      77,508   1,629,993
#*  Denny's Corp.                                           707,454   8,036,677
#*  Destination Maternity Corp.                              86,638     132,556
#*  Destination XL Group, Inc.                              384,755     769,510
#   Dillard's, Inc. Class A                                  15,369   1,134,540
#   DineEquity, Inc.                                        153,695   6,323,012
*   Dixie Group, Inc. (The)                                 111,533     474,015
    Dover Motorsports, Inc.                                 168,371     345,161
#   Drive Shack, Inc.                                       207,714     635,605
#   DSW, Inc. Class A                                       311,779   5,624,493
#*  Duluth Holdings, Inc. Class B                            26,501     513,589
#   Educational Development Corp.                            36,900     376,380
#*  El Pollo Loco Holdings, Inc.                             32,047     416,611
#*  Eldorado Resorts, Inc.                                   81,637   1,665,395
*   Emerson Radio Corp.                                     114,403     145,292
*   Emmis Communications Corp. Class A                       20,642      60,894
#   Entercom Communications Corp. Class A                   351,060   3,457,941
    Entravision Communications Corp. Class A                890,245   5,786,593
#*  Eros International P.L.C.                                18,254     182,540
    Escalade, Inc.                                           69,128     853,731
#   Ethan Allen Interiors, Inc.                             325,643  10,436,858
*   EVINE Live, Inc.                                        208,506     248,122
#*  EW Scripps Co. (The) Class A                            597,751  11,745,807
#*  Express, Inc.                                           791,969   4,799,332
#*  Famous Dave's of America, Inc.                           49,905     174,668
#*  Fiesta Restaurant Group, Inc.                           252,516   4,242,269
#   Finish Line, Inc. (The) Class A                         403,493   5,552,064
#   Flanigan's Enterprises, Inc.                             20,756     556,261
#   Flexsteel Industries, Inc.                               54,856   3,070,839
#*  Fossil Group, Inc.                                       57,909     651,476
#*  Fox Factory Holding Corp.                               326,575  12,556,809
#*  Francesca's Holdings Corp.                              432,814   4,211,280
#   Fred's, Inc. Class A                                    306,247   2,073,292
*   FTD Cos., Inc.                                          202,799   3,985,000
*   Full House Resorts, Inc.                                    683       1,742
#*  G-III Apparel Group, Ltd.                               109,396   2,847,578
#*  Gaia, Inc.                                               47,790     575,870
#   Gaming Partners International Corp.                      13,461     143,225

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#           Gannett Co., Inc.                               345,862 $ 3,102,382
*           Genesco, Inc.                                   103,943   3,336,570
#*          Gentherm, Inc.                                  361,646  12,097,059
#*          Global Eagle Entertainment, Inc.                104,987     331,759
#*          Gray Television, Inc.                           486,737   7,252,381
#*          Gray Television, Inc. Class A                    41,200     528,390
*           Green Brick Partners, Inc.                       44,556     501,255
#           Group 1 Automotive, Inc.                        120,600   7,181,730
#*          Groupon, Inc.                                    12,377      46,538
#           Guess?, Inc.                                    469,515   6,131,866
#*          Habit Restaurants, Inc. (The) Class A            49,928     821,316
*           Harte-Hanks, Inc.                               457,860     441,835
            Haverty Furniture Cos., Inc.                    128,216   2,852,806
#           Haverty Furniture Cos., Inc. Class A             18,855     421,881
*           Hemisphere Media Group, Inc.                      7,361      92,013
*           Hibbett Sports, Inc.                            124,809   1,947,020
            Hooker Furniture Corp.                           87,994   3,713,347
#*          Horizon Global Corp.                            187,069   2,607,742
#*          Houghton Mifflin Harcourt Co.                   513,748   6,139,289
#           HSN, Inc.                                        12,777     506,608
#*          Iconix Brand Group, Inc.                        419,928   2,800,920
*           IMAX Corp.                                       94,518   2,022,685
            Insignia Systems, Inc.                           27,157      27,700
#*          Installed Building Products, Inc.               202,656  10,902,893
            International Speedway Corp. Class A             10,453     374,217
*           Intrawest Resorts Holdings, Inc.                161,776   3,842,180
#*          iRobot Corp.                                    195,331  20,609,374
*           J Alexander's Holdings, Inc.                     26,513     279,712
#*          JAKKS Pacific, Inc.                             146,564     483,661
#*          Jamba, Inc.                                      62,491     544,297
            Johnson Outdoors, Inc. Class A                   65,549   3,311,535
*           K12, Inc.                                       261,579   4,632,564
#           KB Home                                         354,385   8,122,504
#*          Kirkland's, Inc.                                182,875   1,709,881
#*          Kona Grill, Inc.                                 69,063     183,017
*           Koss Corp.                                      115,135     206,092
*           La Quinta Holdings, Inc.                        172,817   2,576,701
            La-Z-Boy, Inc.                                  545,969  18,453,752
*           Lakeland Industries, Inc.                        41,792     628,970
(degrees)*  Lazare Kaplan International, Inc.                81,643      11,479
            Libbey, Inc.                                    247,810   2,230,290
            Liberty Tax, Inc.                                 3,192      45,007
*           Liberty TripAdvisor Holdings, Inc. Class A      274,423   3,224,470
            Lifetime Brands, Inc.                           109,290   2,071,046
#*          Lindblad Expeditions Holdings, Inc.              31,959     319,910
*           Luby's, Inc.                                    247,470     710,239
*           M/I Homes, Inc.                                 195,293   5,065,900
#*          Malibu Boats, Inc. Class A                       68,036   1,946,510
            Marcus Corp. (The)                              175,745   4,780,264
#           Marine Products Corp.                           184,504   2,678,998
*           MarineMax, Inc.                                 185,251   2,769,502
#*          McClatchy Co. (The) Class A                      35,627     285,016
#           MDC Holdings, Inc.                              335,452  11,502,649

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*   Meritage Homes Corp.                                     74,993 $ 3,055,965
*   Modine Manufacturing Co.                                359,793   5,846,636
*   Monarch Casino & Resort, Inc.                            27,353     905,111
#   Monro Muffler Brake, Inc.                                85,194   3,970,040
#*  Motorcar Parts of America, Inc.                         183,914   5,144,075
#   Movado Group, Inc.                                      148,457   3,652,042
#*  MSG Networks, Inc. Class A                              484,839  10,375,555
#   NACCO Industries, Inc. Class A                           39,347   2,581,163
#*  Nathan's Famous, Inc.                                    55,586   3,474,125
#   National American University Holdings, Inc.                 584       1,308
#   National CineMedia, Inc.                                662,799   4,739,013
#*  Nautilus, Inc.                                          364,478   6,414,813
*   New Home Co., Inc. (The)                                 13,768     148,832
#   New Media Investment Group, Inc.                        183,325   2,555,551
*   New York & Co., Inc.                                    629,975     982,761
    Nobility Homes, Inc.                                     22,928     410,411
#   Nutrisystem, Inc.                                       344,324  19,196,063
#*  Ollie's Bargain Outlet Holdings, Inc.                    59,555   2,662,109
#*  Overstock.com, Inc.                                     262,438   4,199,008
    Oxford Industries, Inc.                                 181,086  11,431,959
    P&F Industries, Inc. Class A                              6,745      40,672
#*  Papa Murphy's Holdings, Inc.                              1,900       8,094
*   Pegasus Cos., Inc. (The)                                    523     133,365
#*  Penn National Gaming, Inc.                              113,819   2,294,591
*   Perfumania Holdings, Inc.                                56,683      88,425
*   Perry Ellis International, Inc.                         115,761   2,273,546
#   PetMed Express, Inc.                                    202,975   9,649,432
*   PICO Holdings, Inc.                                     176,787   2,872,789
#   Pier 1 Imports, Inc.                                    725,875   3,346,284
*   Playa Hotels & Resorts NV                                 1,003      11,855
#*  Potbelly Corp.                                          138,468   1,592,382
*   QEP Co., Inc.                                            10,982     284,708
    RCI Hospitality Holdings, Inc.                           60,552   1,373,925
*   Reading International, Inc. Class A                     148,684   2,372,997
#*  Reading International, Inc. Class B                      11,620     241,696
*   Red Lion Hotels Corp.                                   154,891   1,107,471
#*  Red Robin Gourmet Burgers, Inc.                         142,457   8,518,929
*   Regis Corp.                                             365,059   3,844,071
#   Rent-A-Center, Inc.                                     114,820   1,517,920
    Rocky Brands, Inc.                                       55,746     777,657
#*  Ruby Tuesday, Inc.                                      984,464   1,988,617
    Ruth's Hospitality Group, Inc.                          389,748   7,794,960
    Saga Communications, Inc. Class A                        51,688   2,008,079
    Salem Media Group, Inc.                                 166,500   1,190,475
    Scholastic Corp.                                         41,093   1,702,483
#*  Scientific Games Corp. Class A                            6,525     241,751
#*  Sears Hometown and Outlet Stores, Inc.                    7,887      17,746
#   SeaWorld Entertainment, Inc.                            375,012   5,767,685
#*  Select Comfort Corp.                                    443,759  15,003,492
#*  Sequential Brands Group, Inc.                            38,898     124,863
#*  Shake Shack, Inc. Class A                                15,948     526,443
*   Shiloh Industries, Inc.                                 154,561   1,146,843
    Shoe Carnival, Inc.                                     130,531   2,383,496
#*  Shutterfly, Inc.                                        237,837  11,663,526

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
*   Skyline Corp.                                           74,794 $    558,711
#   Sonic Automotive, Inc. Class A                         351,975    6,388,346
#   Sonic Corp.                                            592,508   14,018,739
    Speedway Motorsports, Inc.                             242,275    5,150,767
#*  Sportsman's Warehouse Holdings, Inc.                   100,400      454,812
#   Stage Stores, Inc.                                     214,362      426,580
    Standard Motor Products, Inc.                          260,292   13,113,511
    Stanley Furniture Co., Inc.                             14,898       18,771
#   Stein Mart, Inc.                                       349,228      485,427
*   Stoneridge, Inc.                                       307,799    4,697,013
    Strattec Security Corp.                                 29,752    1,056,196
#   Strayer Education, Inc.                                 95,952    7,543,746
#   Sturm Ruger & Co., Inc.                                196,827   11,337,235
    Superior Industries International, Inc.                217,837    4,258,713
    Superior Uniform Group, Inc.                           112,846    2,519,851
*   Sypris Solutions, Inc.                                 142,954      238,018
#   Tailored Brands, Inc.                                   13,391      167,923
*   Tandy Leather Factory, Inc.                            101,284      896,363
#   Tile Shop Holdings, Inc.                               194,300    2,836,780
    Tilly's, Inc. Class A                                  107,861    1,076,453
    Time, Inc.                                             459,000    6,448,950
*   TopBuild Corp.                                         185,984    9,816,236
    Tower International, Inc.                              152,173    3,758,673
*   Town Sports International Holdings, Inc.                84,473      464,602
*   Townsquare Media, Inc. Class A                           4,855       53,696
*   Trans World Entertainment Corp.                        218,126      381,721
*   tronc, Inc.                                             50,083      639,560
#*  Tuesday Morning Corp.                                  298,808      552,795
*   UCP, Inc. Class A                                       49,067      547,097
*   Unifi, Inc.                                            158,494    5,192,263
#*  Universal Electronics, Inc.                            174,777   11,963,486
*   Universal Technical Institute, Inc.                    165,474      589,087
#*  Urban One, Inc.                                        313,686      596,003
*   US Auto Parts Network, Inc.                            135,317      353,177
#*  Vera Bradley, Inc.                                     253,451    2,554,786
#*  Vista Outdoor, Inc.                                    151,618    3,500,860
#*  Vitamin Shoppe, Inc.                                   282,607    3,108,677
*   VOXX International Corp.                               156,170    1,046,339
    West Marine, Inc.                                      180,452    2,326,026
#   Weyco Group, Inc.                                      109,555    3,054,393
#*  William Lyon Homes Class A                             196,049    4,432,668
#*  Wingstop, Inc.                                          33,555    1,006,986
#   Winmark Corp.                                           54,273    7,221,023
#   Winnebago Industries, Inc.                             353,953   13,025,470
#   World Wrestling Entertainment, Inc. Class A             56,330    1,191,943
#*  ZAGG, Inc.                                             233,025    1,969,061
#*  Zumiez, Inc.                                           259,977    3,301,708
                                                                   ------------
Total Consumer Discretionary                                        889,394,745
                                                                   ------------
Consumer Staples -- (2.8%)
#   Alico, Inc.                                             67,264    2,031,373
#*  Alliance One International, Inc.                        77,903    1,184,126

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Staples -- (Continued)
    Andersons, Inc. (The)                                   256,382 $ 8,832,360
#*  Avon Products, Inc.                                     199,390     725,780
#*  Boston Beer Co., Inc. (The) Class A                      26,980   4,230,464
*   Bridgford Foods Corp.                                    72,953     814,155
#   Calavo Growers, Inc.                                    186,492  13,809,733
*   CCA Industries, Inc.                                     35,363     125,539
#*  Central Garden & Pet Co.                                 75,174   2,405,568
*   Central Garden & Pet Co. Class A                        309,982   9,535,046
#*  Chefs' Warehouse, Inc. (The)                            152,841   2,216,194
#   Coca-Cola Bottling Co. Consolidated                      72,733  17,462,466
*   Coffee Holding Co., Inc.                                 14,908      62,017
#*  Craft Brew Alliance, Inc.                               194,508   3,403,890
#   Dean Foods Co.                                          660,275   9,904,125
#*  Farmer Brothers Co.                                     122,837   3,826,373
    Ingles Markets, Inc. Class A                            151,787   4,477,716
    Inter Parfums, Inc.                                     301,212  11,687,026
#*  Inventure Foods, Inc.                                    69,381     270,586
#   John B. Sanfilippo & Son, Inc.                           75,379   4,848,377
#*  Landec Corp.                                            245,729   3,022,467
*   Lifevantage Corp.                                         5,000      19,000
*   Lifeway Foods, Inc.                                     149,735   1,373,070
#   Limoneira Co.                                            11,771     267,908
#   Mannatech, Inc.                                          10,017     162,776
    Medifast, Inc.                                          133,920   5,717,045
#   MGP Ingredients, Inc.                                   188,068  11,088,489
#*  Natural Alternatives International, Inc.                 70,731     707,310
#*  Natural Grocers by Vitamin Cottage, Inc.                 69,401     611,423
#   Natural Health Trends Corp.                               5,316     130,933
    Nature's Sunshine Products, Inc.                        153,258   1,938,714
    Nutraceutical International Corp.                        61,111   2,554,440
    Oil-Dri Corp. of America                                 56,286   2,327,989
    Omega Protein Corp.                                     159,161   2,546,576
#   Orchids Paper Products Co.                               68,186     767,774
#*  Primo Water Corp.                                        92,898   1,152,864
#*  Revlon, Inc. Class A                                    209,222   4,090,290
    Rocky Mountain Chocolate Factory, Inc.                   70,128     833,822
    Scope Industries                                          5,109     702,488
*   Seneca Foods Corp. Class A                               43,175   1,239,122
*   Seneca Foods Corp. Class B                               11,120     343,608
#*  Smart & Final Stores, Inc.                               57,767     496,796
    SpartanNash Co.                                         316,634   8,783,427
*   SUPERVALU, Inc.                                       1,013,152   3,627,084
*   Tofutti Brands, Inc.                                     12,154      23,761
#*  United Natural Foods, Inc.                                7,073     272,523
    United-Guardian, Inc.                                    39,576     623,322
#   Universal Corp.                                         106,098   6,784,967
#*  USANA Health Sciences, Inc.                             166,462   9,504,980
#   Village Super Market, Inc. Class A                       69,246   1,712,454
#   WD-40 Co.                                               144,160  15,374,664

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc.                                      22,536 $  1,066,178
                                                                   ------------
Total Consumer Staples                                              191,721,178
                                                                   ------------
Energy -- (2.4%)
    Adams Resources & Energy, Inc.                          39,154    1,487,461
#*  Approach Resources, Inc.                                22,469       70,328
#   Arch Coal, Inc. Class A                                  3,416      259,855
    Archrock, Inc.                                         213,515    2,337,989
#   Ardmore Shipping Corp.                                  15,181      120,689
#*  Atwood Oceanics, Inc.                                  534,611    4,202,043
*   Barnwell Industries, Inc.                               68,834      128,720
#*  Basic Energy Services, Inc.                            104,700    2,345,280
#*  Bill Barrett Corp.                                     471,626    1,594,096
#   Bristow Group, Inc.                                    154,717    1,140,264
#*  California Resources Corp.                              15,757      127,947
#*  CARBO Ceramics, Inc.                                    56,458      399,158
#*  Clean Energy Fuels Corp.                               644,919    1,689,688
*   Cloud Peak Energy, Inc.                                462,666    1,600,824
*   Contango Oil & Gas Co.                                 180,387    1,082,322
*   Dawson Geophysical Co.                                 153,310      614,773
    Delek US Holdings, Inc.                                282,601    7,378,712
#*  Denbury Resources, Inc.                              1,798,714    2,626,122
#   DHT Holdings, Inc.                                     588,995    2,450,219
#*  Dorian LPG, Ltd.                                       134,340      967,248
#*  Earthstone Energy, Inc. Class A                         12,617      124,530
*   Eclipse Resources Corp.                                653,798    1,837,172
*   ENGlobal Corp.                                         166,114      207,643
    Ensco P.L.C. Class A                                    67,356      356,313
*   Era Group, Inc.                                         56,508      495,010
#   Evolution Petroleum Corp.                              156,345    1,344,567
*   Exterran Corp.                                          65,259    1,807,022
*   Fairmount Santrol Holdings, Inc.                         6,141       17,932
#*  Forum Energy Technologies, Inc.                        521,292    6,907,119
#   GasLog, Ltd.                                             8,315      151,749
#*  Geospace Technologies Corp.                             71,290    1,097,153
    Green Plains, Inc.                                     283,796    5,604,971
    Gulf Island Fabrication, Inc.                          103,081    1,175,123
    Hallador Energy Co.                                     40,735      280,664
*   Helix Energy Solutions Group, Inc.                   1,448,258    9,471,607
#*  Hornbeck Offshore Services, Inc.                         6,673       16,816
#*  Independence Contract Drilling, Inc.                     3,344       12,941
*   International Seaways, Inc.                              6,096      139,050
#*  ION Geophysical Corp.                                   68,868      244,481
#*  Jones Energy, Inc. Class A                              22,769       34,154
*   Matrix Service Co.                                     284,484    2,944,409
#*  McDermott International, Inc.                        1,130,958    7,656,586
*   Mitcham Industries, Inc.                                86,659      344,036
*   Natural Gas Services Group, Inc.                        73,518    1,834,274
#*  Newpark Resources, Inc.                                976,970    8,157,700
#   Noble Corp. P.L.C.                                   1,043,886    4,175,544
#   Nordic American Offshore, Ltd.                             571          685
#   Nordic American Tankers, Ltd.                           66,007      388,121
#*  Northern Oil and Gas, Inc.                              36,749       45,936

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#*           Oil States International, Inc.                162,725 $  4,043,716
#*           Overseas Shipholding Group, Inc. Class A       22,893       70,510
*            Pacific Ethanol, Inc.                         228,971    1,431,069
             Panhandle Oil and Gas, Inc. Class A           123,476    2,716,472
#*           Par Pacific Holdings, Inc.                    184,798    3,309,732
#*           Parker Drilling Co.                           890,461    1,068,553
#*           Penn Virginia Corp.                            18,603      714,541
#*           PetroQuest Energy, Inc.                         6,338       13,753
*            PHI, Inc. Non-Voting                          106,145    1,029,607
#*           PHI, Inc. Voting                                9,745       92,090
*            Pioneer Energy Services Corp.                 610,471    1,343,036
#*           Renewable Energy Group, Inc.                  408,946    5,111,825
#*           Resolute Energy Corp.                           6,666      226,377
#*           REX American Resources Corp.                   53,577    5,356,629
*            RigNet, Inc.                                   79,097    1,498,888
#*           Ring Energy, Inc.                             277,412    3,623,001
*            Rowan Cos. P.L.C. Class A                      41,900      488,973
#*           SandRidge Energy, Inc.                         29,565      570,900
#            Scorpio Tankers, Inc.                       1,090,533    4,045,877
*            SEACOR Holdings, Inc.                          67,461    2,299,746
#*           SEACOR Marine Holdings, Inc.                   60,901      887,937
#            SemGroup Corp. Class A                         10,738      290,463
#            Ship Finance International, Ltd.                  912       12,403
#            SM Energy Co.                                  19,963      347,157
#*           SRC Energy, Inc.                            1,391,394   11,840,763
#*           Superior Energy Services, Inc.                422,564    4,546,789
(degrees)#*  Syntroleum Corp.                               44,574       16,492
#            Teekay Tankers, Ltd. Class A                  561,655    1,010,979
#*           Tesco Corp.                                   416,071    1,913,927
#*           TETRA Technologies, Inc.                      535,976    1,506,093
#*           Unit Corp.                                    481,531    8,657,927
#*           Uranium Resources, Inc.                        59,583       87,587
#*           Vaalco Energy, Inc.                           114,910      105,373
*            Westmoreland Coal Co.                          45,645      196,730
*            Willbros Group, Inc.                          370,154      755,114
                                                                   ------------
Total Energy                                                        160,728,075
                                                                   ------------
Financials -- (19.4%)
             1st Constitution Bancorp                       22,912      392,941
             1st Source Corp.                              217,852   10,696,533
             A-Mark Precious Metals, Inc.                   75,330    1,135,223
             Access National Corp.                          84,404    2,244,302
             ACNB Corp.                                      8,244      234,542
#*           Allegiance Bancshares, Inc.                    32,691    1,227,547
*            Ambac Financial Group, Inc.                   259,699    5,305,651
             American National Bankshares, Inc.             54,915    2,073,041
             American River Bankshares                      29,011      404,703
             Ameris Bancorp                                355,619   16,287,350
#            AMERISAFE, Inc.                               209,289   12,086,440
             AmeriServ Financial, Inc.                     200,047      790,186
*            Anchor Bancorp, Inc.                              800       20,300
             Argo Group International Holdings, Ltd.        37,180    2,228,941
#            Arrow Financial Corp.                         130,662    4,259,581

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   Asta Funding, Inc.                                        6,562 $    48,067
    Astoria Financial Corp.                                 503,815  10,166,987
    Atlantic American Corp.                                   7,131      25,672
#*  Atlantic Capital Bancshares, Inc.                        41,526     801,452
*   Atlantic Coast Financial Corp.                              738       5,867
*   Atlanticus Holdings Corp.                               135,964     335,831
*   Atlas Financial Holdings, Inc.                           40,544     626,405
    Auburn National Bancorporation, Inc.                     11,571     428,243
    Baldwin & Lyons, Inc. Class A                             3,548      82,668
    Baldwin & Lyons, Inc. Class B                            90,872   2,126,405
#   Banc of California, Inc.                                303,571   6,238,384
    BancFirst Corp.                                         121,367  12,955,927
#   Bancorp of New Jersey, Inc.                               1,308      22,562
*   Bancorp, Inc. (The)                                     441,916   3,424,849
    Bank Mutual Corp.                                       290,545   2,890,923
    Bank of Commerce Holdings                                48,553     502,524
    Bank of Marin Bancorp                                    20,456   1,363,392
    BankFinancial Corp.                                     207,272   3,104,935
#   Bankwell Financial Group, Inc.                            2,816      92,393
    Banner Corp.                                            172,959   9,991,841
#   Bar Harbor Bankshares                                    81,889   2,283,884
#   BCB Bancorp, Inc.                                        56,925     853,875
    Bear State Financial, Inc.                               73,030     677,718
    Beneficial Bancorp, Inc.                                470,591   7,341,220
    Berkshire Hills Bancorp, Inc.                           250,377   9,301,506
    Blue Hills Bancorp, Inc.                                 64,269   1,217,898
#*  BofI Holding, Inc.                                      556,391  15,506,617
    Boston Private Financial Holdings, Inc.                 940,843  14,441,940
    Bridge Bancorp, Inc.                                     89,148   2,897,310
    Brookline Bancorp, Inc.                                 695,518  10,328,442
#   Bryn Mawr Bank Corp.                                    139,048   5,902,588
#*  BSB Bancorp, Inc.                                        19,280     569,724
    C&F Financial Corp.                                      15,031     748,544
    California First National Bancorp                        81,133   1,350,864
#   Camden National Corp.                                   127,382   5,350,044
    Capital Bank Financial Corp. Class A                    169,704   6,448,752
    Capital City Bank Group, Inc.                           145,010   3,097,414
#   Carolina Financial Corp.                                 34,171   1,149,512
*   Carver Bancorp, Inc.                                        300         948
#   CenterState Banks, Inc.                                 342,527   8,559,750
    Central Pacific Financial Corp.                         228,024   7,052,782
    Central Valley Community Bancorp                         27,723     609,352
#   Century Bancorp, Inc. Class A                            19,172   1,278,772
    Charter Financial Corp.                                  38,549     693,111
#   Citizens & Northern Corp.                                40,731     940,071
    Citizens Community Bancorp, Inc.                          4,432      61,826
    Citizens First Corp.                                      1,442      31,580
#   Citizens Holding Co.                                      9,925     244,651
#*  Citizens, Inc.                                          389,685   3,136,964
    City Holding Co.                                        176,826  11,605,090
#   Civista Bancshares, Inc.                                  6,437     131,637
#   Clifton Bancorp, Inc.                                   139,798   2,333,229
    CNB Financial Corp.                                      72,665   1,915,449

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    CoBiz Financial, Inc.                                   395,444 $ 6,959,814
    Codorus Valley Bancorp, Inc.                             16,637     465,171
#   Cohen & Steers, Inc.                                     44,349   1,791,700
    Colony Bankcorp, Inc.                                    40,276     565,878
*   Community Bankers Trust Corp.                             2,000      17,200
    Community Trust Bancorp, Inc.                           170,968   7,385,818
    Community West Bancshares                                12,713     131,580
#   ConnectOne Bancorp, Inc.                                195,629   4,401,652
*   Consumer Portfolio Services, Inc.                       186,718     767,411
#*  Cowen, Inc. Class A                                      97,426   1,558,816
    Crawford & Co. Class A                                  281,599   2,092,281
#   Crawford & Co. Class B                                  146,319   1,313,945
*   CU Bancorp                                               37,812   1,395,263
#*  Customers Bancorp, Inc.                                 276,367   8,249,555
    Diamond Hill Investment Group, Inc.                       6,434   1,270,715
    Dime Community Bancshares, Inc.                         374,204   7,783,443
    Donegal Group, Inc. Class A                             171,699   2,589,221
    Donegal Group, Inc. Class B                              34,951     543,488
*   Donnelley Financial Solutions, Inc.                      87,769   2,036,241
    Eagle Bancorp Montana, Inc.                                 578      10,549
*   Eagle Bancorp, Inc.                                      71,479   4,463,864
#*  eHealth, Inc.                                           158,119   2,689,604
    EMC Insurance Group, Inc.                               174,255   4,826,863
    Employers Holdings, Inc.                                309,523  13,417,822
#*  Encore Capital Group, Inc.                              297,669  11,936,527
*   Enova International, Inc.                               289,696   4,200,592
#   Enterprise Bancorp, Inc.                                 41,365   1,397,723
    Enterprise Financial Services Corp.                     237,009   9,373,706
*   Equity Bancshares, Inc. Class A                          23,049     796,804
    ESSA Bancorp, Inc.                                       57,392     846,532
#   Evans Bancorp, Inc.                                      18,500     753,875
#*  Ezcorp, Inc. Class A                                    334,254   2,607,181
#   Farmers Capital Bank Corp.                               39,358   1,477,893
#   Farmers National Banc Corp.                             105,167   1,446,046
    FBL Financial Group, Inc. Class A                       215,835  14,655,196
#*  FCB Financial Holdings, Inc. Class A                    163,146   7,692,334
    Federal Agricultural Mortgage Corp. Class A               4,200     281,400
#   Federal Agricultural Mortgage Corp. Class C              74,349   5,097,367
    Federated National Holding Co.                          135,974   2,164,706
#   Fidelity & Guaranty Life                                  4,825     150,299
#   Fidelity Southern Corp.                                 210,280   4,428,497
    Fifth Street Asset Management, Inc.                       4,532      18,581
    Financial Institutions, Inc.                             96,498   2,837,041
*   First Acceptance Corp.                                   59,247      53,322
*   First BanCorp(318672706)                              1,030,312   6,037,628
#   First Bancorp(318910106)                                174,321   5,456,247
#   First Bancorp, Inc.                                      76,858   2,070,555
#*  First Bancshares, Inc.                                      730       8,468
#   First Bancshares, Inc. (The)                             12,921     358,558
#   First Bank                                               23,347     300,009
    First Busey Corp.                                       424,096  12,400,567
#   First Business Financial Services, Inc.                  30,103     639,990
    First Commonwealth Financial Corp.                      771,763  10,056,072

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Community Bancshares, Inc.                        119,099 $ 3,241,875
    First Connecticut Bancorp, Inc.                          58,349   1,493,734
    First Defiance Financial Corp.                           68,349   3,537,061
    First Financial Bancorp                                 525,677  13,457,331
    First Financial Corp.                                    94,531   4,353,153
    First Financial Northwest, Inc.                          61,986   1,017,190
#*  First Foundation, Inc.                                  110,860   1,922,312
    First Internet Bancorp                                    5,158     169,956
    First Interstate Bancsystem, Inc. Class A               205,763   7,520,638
    First Merchants Corp.                                   314,277  12,709,362
#   First Mid-Illinois Bancshares, Inc.                       6,487     237,359
*   First Northwest Bancorp                                  11,144     169,946
    First of Long Island Corp. (The)                         78,382   2,190,777
    First South Bancorp, Inc.                                59,381   1,021,947
*   First United Corp.                                       35,221     531,837
#   FirstCash, Inc.                                          13,316     774,325
*   Flagstar Bancorp, Inc.                                  299,667   9,757,158
    Flushing Financial Corp.                                265,032   7,561,363
*   FNFV Group                                              167,349   2,886,770
#*  Franklin Financial Network, Inc.                         46,558   1,608,579
#   Gain Capital Holdings, Inc.                             265,728   1,783,035
    GAMCO Investors, Inc. Class A                            39,927   1,226,158
*   Genworth Financial, Inc. Class A                        171,929     589,716
#   German American Bancorp, Inc.                           140,143   5,021,324
#*  Global Indemnity, Ltd.                                   62,369   2,417,422
*   Great Elm Capital Group, Inc.                               886       3,057
    Great Southern Bancorp, Inc.                            100,894   5,241,443
#*  Green Bancorp, Inc.                                     175,205   3,933,352
*   Green Dot Corp. Class A                                 502,220  20,209,333
#   Greenhill & Co., Inc.                                   355,785   6,582,022
#*  Greenlight Capital Re, Ltd. Class A                     272,369   5,828,697
    Guaranty Bancorp                                        150,932   4,022,338
    Guaranty Federal Bancshares, Inc.                        17,335     372,703
*   Hallmark Financial Services, Inc.                       122,626   1,379,543
    Hanmi Financial Corp.                                   459,252  13,157,570
    Hawthorn Bancshares, Inc.                                 6,966     141,584
#   HCI Group, Inc.                                         127,338   5,741,670
#*  Health Insurance Innovations, Inc. Class A               22,709     636,987
    Heartland Financial USA, Inc.                           176,072   8,292,991
    Hennessy Advisors, Inc.                                   3,186      50,466
    Heritage Commerce Corp.                                 284,556   3,952,483
    Heritage Financial Corp.                                205,492   5,589,382
#   Heritage Insurance Holdings, Inc.                       116,305   1,466,606
    Hingham Institution for Savings                          14,698   2,600,076
*   HMN Financial, Inc.                                      37,346     672,228
#   Home Bancorp, Inc.                                        4,852     196,603
#*  HomeStreet, Inc.                                        206,010   5,407,762
*   HomeTrust Bancshares, Inc.                               58,088   1,402,825
    HopFed Bancorp, Inc.                                     18,198     265,327
    Horace Mann Educators Corp.                             408,077  15,058,041
    Horizon Bancorp                                         129,136   3,405,316
*   Howard Bancorp, Inc.                                      1,412      27,746
#*  Impac Mortgage Holdings, Inc.                             3,107      45,704

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Independent Bank Corp.(453836108)                       212,036 $15,128,769
    Independent Bank Corp.(453838609)                        34,130     723,556
    Independent Bank Group, Inc.                            115,830   6,990,340
    Infinity Property & Casualty Corp.                      121,048  12,110,852
*   INTL. FCStone, Inc.                                     134,988   5,282,080
    Investar Holding Corp.                                    5,770     130,691
    Investment Technology Group, Inc.                       258,821   5,712,179
#   Investors Title Co.                                      21,120   3,728,102
    James River Group Holdings, Ltd.                        112,020   4,498,723
#   Kearny Financial Corp.                                  386,529   5,643,323
    Kentucky First Federal Bancorp                           38,012     372,518
#   Kingstone Cos., Inc.                                     39,370     649,605
#*  Ladenburg Thalmann Financial Services, Inc.             547,350   1,247,958
#   Lake Shore Bancorp, Inc.                                  3,521      55,632
#   Lakeland Bancorp, Inc.                                  392,780   7,600,293
#   Lakeland Financial Corp.                                240,980  11,085,080
    Landmark Bancorp, Inc.                                   16,336     484,362
    LCNB Corp.                                                  964      19,328
#   LegacyTexas Financial Group, Inc.                       352,853  13,662,468
#*  LendingTree, Inc.                                        70,500  15,552,300
#   Live Oak Bancshares, Inc.                                 5,820     146,955
    Macatawa Bank Corp.                                     224,615   2,167,535
    Mackinac Financial Corp.                                 42,649     620,116
*   Magyar Bancorp, Inc.                                     15,818     202,154
#   Maiden Holdings, Ltd.                                   602,217   6,684,609
    MainSource Financial Group, Inc.                        224,550   7,845,777
#*  Malvern Bancorp, Inc.                                     9,008     223,398
#   Manning & Napier, Inc.                                   82,085     332,444
    Marlin Business Services Corp.                           78,915   2,051,790
#*  MBIA, Inc.                                            1,060,367  10,783,932
#   MBT Financial Corp.                                     112,047   1,075,651
    Mercantile Bank Corp.                                    84,832   2,699,354
    Meridian Bancorp, Inc.                                  437,471   7,721,363
    Meta Financial Group, Inc.                               99,256   7,076,953
    Mid Penn Bancorp, Inc.                                    7,759     209,493
    Midland States Bancorp, Inc.                              1,806      57,359
    MidSouth Bancorp, Inc.                                   63,584     715,320
    MidWestOne Financial Group, Inc.                         25,288     870,413
#*  MSB Financial Corp.                                       3,072      53,146
    MutualFirst Financial, Inc.                              41,946   1,463,915
    National Bank Holdings Corp. Class A                    247,110   8,433,864
#*  National Commerce Corp.                                  42,900   1,720,290
#   National Security Group, Inc. (The)                      12,602     171,954
#   National Western Life Group, Inc. Class A                15,845   5,333,269
    Navigators Group, Inc. (The)                            181,882  10,367,274
    NBT Bancorp, Inc.                                       346,591  12,525,799
    Nelnet, Inc. Class A                                     45,532   2,235,166
    NewStar Financial, Inc.                                 207,000   2,264,580
*   Nicholas Financial, Inc.                                 53,280     468,864
#*  Nicolet Bankshares, Inc.                                  7,679     415,971
*   NMI Holdings, Inc. Class A                              299,742   3,536,956
#   Northeast Bancorp                                         5,962     128,183
#   Northfield Bancorp, Inc.                                391,786   6,578,087

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Northrim BanCorp, Inc.                                   45,974 $ 1,340,142
#   Northwest Bancshares, Inc.                              618,112   9,951,603
#   Norwood Financial Corp.                                  10,591     453,718
    OceanFirst Financial Corp.                              326,040   8,829,163
#*  Ocwen Financial Corp.                                   780,429   2,239,831
    OFG Bancorp                                             342,952   3,446,668
#   Ohio Valley Banc Corp.                                   16,910     572,404
#   Old Line Bancshares, Inc.                                38,792   1,050,487
    Old Second Bancorp, Inc.                                124,171   1,471,426
    OM Asset Management P.L.C.                              114,588   1,726,841
*   On Deck Capital, Inc.                                   152,599     656,176
#   OneBeacon Insurance Group, Ltd. Class A                 102,613   1,879,870
    Oppenheimer Holdings, Inc. Class A                       48,252     759,969
    Opus Bank                                               156,959   3,735,624
#   Oritani Financial Corp.                                 460,498   7,644,267
    Orrstown Financial Services, Inc.                           465      11,625
    Pacific Continental Corp.                               129,968   3,301,187
*   Pacific Mercantile Bancorp                               95,800     756,820
*   Pacific Premier Bancorp, Inc.                           295,292  10,600,983
#   Park National Corp.                                      35,023   3,459,222
    Park Sterling Corp.                                     358,395   4,164,550
#   Patriot National Bancorp, Inc.                              290       4,727
#   PB Bancorp, Inc.                                          1,325      13,714
    Peapack Gladstone Financial Corp.                       113,374   3,545,205
    Penns Woods Bancorp, Inc.                                36,061   1,545,214
#*  PennyMac Financial Services, Inc. Class A                87,688   1,525,771
    People's Utah Bancorp                                    35,139     976,864
#   Peoples Bancorp of North Carolina, Inc.                  15,956     504,529
#   Peoples Bancorp, Inc.                                   116,373   3,793,760
*   PHH Corp.                                               681,490   9,390,932
    Piper Jaffray Cos.                                        4,037     251,909
    PJT Partners, Inc. Class A                               60,746   2,635,161
#*  PRA Group, Inc.                                         179,461   7,034,871
    Preferred Bank                                          123,518   6,935,536
    Premier Financial Bancorp, Inc.                          54,264   1,031,016
    Provident Financial Holdings, Inc.                       70,903   1,347,157
    Provident Financial Services, Inc.                      142,545   3,780,293
#   Prudential Bancorp, Inc.                                 36,727     630,603
#   Pzena Investment Management, Inc. Class A                91,314     963,363
    QCR Holdings, Inc.                                       50,209   2,307,104
*   Regional Management Corp.                                76,790   1,842,192
#   Renasant Corp.                                          305,704  12,958,793
    Republic Bancorp, Inc. Class A                          194,141   6,969,662
#*  Republic First Bancorp, Inc.                            115,375   1,026,838
    Riverview Bancorp, Inc.                                 110,047     835,257
*   Royal Bancshares of Pennsylvania, Inc. Class A           26,610     114,157
    S&T Bancorp, Inc.                                       241,359   9,142,679
*   Safeguard Scientifics, Inc.                             237,843   2,830,332
    Safety Insurance Group, Inc.                            152,736  10,836,619
    Salisbury Bancorp, Inc.                                   8,428     356,504
#   Sandy Spring Bancorp, Inc.                              239,075   9,572,563
    SB Financial Group, Inc.                                  2,810      49,568

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Seacoast Banking Corp. of Florida                       296,591 $ 6,931,332
*   Security National Financial Corp. Class A                26,859     170,555
#*  Select Bancorp, Inc.                                      9,127     108,064
#   ServisFirst Bancshares, Inc.                            233,969   8,502,433
    Shore Bancshares, Inc.                                   45,014     760,286
    SI Financial Group, Inc.                                 28,199     435,675
    Siebert Financial Corp.                                  13,141      52,695
    Sierra Bancorp                                           97,638   2,675,281
    Silvercrest Asset Management Group, Inc. Class A          7,987     101,036
#   Simmons First National Corp. Class A                    187,703  10,239,199
*   Southern First Bancshares, Inc.                          31,735   1,169,435
    Southern Missouri Bancorp, Inc.                          24,979     809,569
#   Southern National Bancorp of Virginia, Inc.              42,071     711,841
#   Southside Bancshares, Inc.                              299,606  10,405,316
    Southwest Bancorp, Inc.                                 144,836   3,780,220
    Southwest Georgia Financial Corp.                        12,047     237,326
#   State Auto Financial Corp.                              144,456   3,725,520
    State Bank Financial Corp.                              255,148   7,003,813
    State National Cos., Inc.                               121,732   2,541,764
    Stewart Information Services Corp.                      352,369  13,848,102
    Stock Yards Bancorp, Inc.                               214,176   7,678,210
    Stonegate Bank                                           97,835   4,554,219
    Summit Financial Group, Inc.                              5,323     115,988
    Summit State Bank                                         1,397      18,161
    Sun Bancorp, Inc.                                       106,305   2,588,527
#*  Sunshine Bancorp, Inc.                                    9,398     214,744
#   Sussex Bancorp                                           11,747     281,928
    Territorial Bancorp, Inc.                                51,533   1,552,689
*   Third Point Reinsurance, Ltd.                            36,348     528,863
    Timberland Bancorp, Inc.                                 70,526   1,901,381
    Tiptree, Inc.                                           220,047   1,507,322
#   Tompkins Financial Corp.                                119,614   9,414,818
#   Towne Bank                                              161,538   5,056,139
    Trico Bancshares                                        201,581   7,438,339
#*  TriState Capital Holdings, Inc.                         140,645   3,234,835
*   Triumph Bancorp, Inc.                                    57,674   1,637,942
    TrustCo Bank Corp. NY                                 1,098,913   9,120,978
#   Trustmark Corp.                                          93,776   2,997,081
#   Two River Bancorp                                           812      14,843
*   Unico American Corp.                                    109,255   1,016,072
    Union Bankshares Corp.                                  305,731   9,444,031
#   Union Bankshares, Inc.                                   14,917     654,110
    United Bancshares, Inc.                                   6,297     141,053
    United Community Bancorp                                  1,415      27,027
#   United Community Banks, Inc.                            472,543  13,117,794
    United Community Financial Corp.                        363,681   3,345,865
    United Financial Bancorp, Inc.                          366,179   6,624,178
    United Fire Group, Inc.                                 190,841   8,610,746
#   United Insurance Holdings Corp.                         137,548   2,195,266
#   United Security Bancshares                              125,484   1,179,550
#   Unity Bancorp, Inc.                                      46,241     855,459
    Universal Insurance Holdings, Inc.                      410,124   9,781,457
    Univest Corp. of Pennsylvania                           195,565   5,964,732

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    Value Line, Inc.                                      77,510 $    1,371,152
#*  Veritex Holdings, Inc.                                65,084      1,734,489
#   Virtus Investment Partners, Inc.                      89,169     10,504,108
#   Waddell & Reed Financial, Inc. Class A               408,412      8,441,876
*   Walker & Dunlop, Inc.                                339,012     17,035,353
#   Washington Trust Bancorp, Inc.                       179,206      9,757,767
    WashingtonFirst Bankshares, Inc.                      16,043        549,312
    Waterstone Financial, Inc.                           167,119      3,150,193
    Wayne Savings Bancshares, Inc.                         3,361         58,481
    WesBanco, Inc.                                       320,832     12,265,407
    West Bancorporation, Inc.                            100,769      2,317,687
#   Westamerica Bancorporation                           105,168      5,754,793
    Western New England Bancorp, Inc.                    215,566      2,144,882
#   Westwood Holdings Group, Inc.                         66,858      3,941,279
#*  WMIH Corp.                                           173,150        199,123
#*  World Acceptance Corp.                               121,138      9,154,399
    WSFS Financial Corp.                                 209,071      9,439,556
    WVS Financial Corp.                                   12,479        200,350
#*  Xenith Bankshares, Inc.                               13,731        386,940
                                                                 --------------
Total Financials                                                  1,317,937,983
                                                                 --------------
Health Care -- (8.8%)
#   Abaxis, Inc.                                         177,017      8,319,799
#*  Abeona Therapeutics, Inc.                              4,655         39,335
#*  Accuray, Inc.                                        185,610        788,842
#   Aceto Corp.                                          330,473      5,578,384
#*  Achillion Pharmaceuticals, Inc.                      583,588      2,392,711
#*  Acorda Therapeutics, Inc.                            369,817      8,006,538
#*  Adamas Pharmaceuticals, Inc.                          16,553        287,195
*   Addus HomeCare Corp.                                 127,428      4,326,181
#*  Advaxis, Inc.                                         32,715        211,666
*   Adverum Biotechnologies, Inc.                        125,546        320,142
#*  Agile Therapeutics, Inc.                              14,042         66,559
#*  Albany Molecular Research, Inc.                      329,931      7,172,700
#*  Alder Biopharmaceuticals, Inc.                        48,319        519,429
*   Alliance HealthCare Services, Inc.                    75,507      1,000,468
*   Allied Healthcare Products, Inc.                       7,084         14,876
*   Almost Family, Inc.                                  111,340      5,505,763
#*  Alpine Immune Sciences, Inc.                           3,775         33,182
*   AMAG Pharmaceuticals, Inc.                           129,586      2,546,365
#*  Amedisys, Inc.                                       228,635     10,828,154
*   American Renal Associates Holdings, Inc.              10,024        171,410
#*  American Shared Hospital Services                     37,963        142,361
#*  Amicus Therapeutics, Inc.                             21,848        282,932
#*  AMN Healthcare Services, Inc.                        225,528      8,321,983
#*  Amphastar Pharmaceuticals, Inc.                      255,725      4,418,928
    Analogic Corp.                                       142,857     10,028,561
*   AngioDynamics, Inc.                                  233,098      3,787,842
#*  ANI Pharmaceuticals, Inc.                             72,353      3,525,762
#*  Anika Therapeutics, Inc.                             176,402      9,024,726
*   Applied Genetic Technologies Corp.                    11,700         55,575
#*  Aptevo Therapeutics, Inc.                            178,325        328,118
#*  Aralez Pharmaceuticals, Inc.                          35,680         43,173

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*  Aratana Therapeutics, Inc.                               96,195 $   649,316
*   ARCA biopharma, Inc.                                      4,900       9,065
*   Ardelyx, Inc.                                           121,997     634,384
*   Assembly Biosciences, Inc.                                4,746     106,358
#   Atrion Corp.                                             20,115  12,716,703
#*  aTyr Pharma, Inc.                                        26,979      93,078
*   Bioptix, Inc.                                             3,636      13,308
#*  BioScrip, Inc.                                           43,127     124,637
#*  BioSpecifics Technologies Corp.                          46,967   2,284,945
#*  BioTelemetry, Inc.                                      309,588  10,587,910
#*  BioTime, Inc.                                            75,199     203,037
#*  Bovie Medical Corp.                                      46,546     117,761
#*  Calithera Biosciences, Inc.                               2,407      36,827
*   Cambrex Corp.                                           257,497  15,707,317
*   Cancer Genetics, Inc.                                     1,400       5,180
#*  Capital Senior Living Corp.                             319,623   4,410,797
#*  Cara Therapeutics, Inc.                                  57,012     800,448
*   Cascadian Therapeutics, Inc.                             30,502     124,753
*   Catalyst Biosciences, Inc.                               31,028     128,146
#*  Celldex Therapeutics, Inc.                              133,935     306,711
*   Cempra, Inc.                                            230,918     923,672
#*  Chimerix, Inc.                                          277,669   1,380,015
#*  Cidara Therapeutics, Inc.                                 4,606      32,242
#*  Civitas Solutions, Inc.                                  18,942     338,115
#*  CombiMatrix Corp.                                         7,020      35,451
#*  Community Health Systems, Inc.                          297,785   2,129,163
#   Computer Programs & Systems, Inc.                        96,128   2,946,323
*   Concert Pharmaceuticals, Inc.                            65,876     950,591
#   CONMED Corp.                                            269,310  13,820,989
#*  Corcept Therapeutics, Inc.                              240,277   2,996,254
*   CorVel Corp.                                            261,842  12,450,587
#*  Corvus Pharmaceuticals, Inc.                             10,892     133,209
*   Cross Country Healthcare, Inc.                          224,054   2,634,875
*   CryoLife, Inc.                                          316,667   5,937,506
*   Cumberland Pharmaceuticals, Inc.                        169,380   1,138,234
*   Cutera, Inc.                                            106,872   2,784,016
#*  Cyclacel Pharmaceuticals, Inc.                            7,783      12,998
#*  Depomed, Inc.                                           211,129   2,176,740
#*  Dicerna Pharmaceuticals, Inc.                             7,960      29,930
    Digirad Corp.                                           104,281     427,552
*   Diplomat Pharmacy, Inc.                                   9,770     155,050
*   Electromed, Inc.                                         15,464      95,258
#*  Emergent BioSolutions, Inc.                             427,699  15,555,413
*   Enanta Pharmaceuticals, Inc.                             82,335   3,137,787
#*  Endocyte, Inc.                                           30,200      42,884
#   Ensign Group, Inc. (The)                                489,523  10,950,630
*   Enzo Biochem, Inc.                                      362,030   3,928,025
#*  Esperion Therapeutics, Inc.                              10,992     497,828
#*  Evolent Health, Inc. Class A                             19,709     486,812
*   Exactech, Inc.                                           98,518   2,871,800
#*  Five Prime Therapeutics, Inc.                           228,219   6,422,083
*   Five Star Senior Living, Inc.                            67,039     107,262
#*  Fluidigm Corp.                                           26,439      99,411

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
*   FONAR Corp.                                                 695 $    17,862
#*  Genesis Healthcare, Inc.                                 34,599      49,823
#*  Geron Corp.                                              20,129      53,342
#*  Haemonetics Corp.                                        34,878   1,434,532
#*  Halyard Health, Inc.                                    296,637  11,930,740
*   Harvard Bioscience, Inc.                                295,052     826,146
*   HealthStream, Inc.                                      285,089   6,733,802
#*  Heska Corp.                                               8,008     877,196
*   HMS Holdings Corp.                                      417,325   8,379,886
#*  Horizon Pharma P.L.C.                                    38,839     465,291
*   Icad, Inc.                                                5,421      21,142
*   Immune Design Corp.                                       4,498      55,325
*   Impax Laboratories, Inc.                                222,999   4,315,031
#*  Infinity Pharmaceuticals, Inc.                          187,068     267,507
*   InfuSystem Holdings, Inc.                                 5,697      10,539
#*  Innoviva, Inc.                                          301,631   4,138,377
*   Inogen, Inc.                                            130,883  12,352,738
#*  Integer Holdings Corp.                                  281,395  12,887,891
*   Intellia Therapeutics, Inc.                               6,960     117,206
#*  Intra-Cellular Therapies, Inc.                          201,256   2,328,532
#   Invacare Corp.                                          279,164   4,368,917
#*  InVivo Therapeutics Holdings Corp.                        5,000       9,000
*   IRIDEX Corp.                                             60,163     565,532
#*  Juniper Pharmaceuticals, Inc.                            11,038      54,638
*   Karyopharm Therapeutics, Inc.                            48,426     408,715
    Kewaunee Scientific Corp.                                25,060     634,018
*   Kindred Biosciences, Inc.                               227,467   1,660,509
#   Kindred Healthcare, Inc.                              1,075,718   9,627,676
    Landauer, Inc.                                           51,249   2,790,508
#*  Lannett Co., Inc.                                        24,987     508,485
*   Lantheus Holdings, Inc.                                 209,359   3,862,674
#   LeMaitre Vascular, Inc.                                 202,320   7,297,682
*   LHC Group, Inc.                                         182,951  10,592,863
#*  Lipocine, Inc.                                           20,242     102,627
#   Luminex Corp.                                           330,545   6,753,034
*   MacroGenics, Inc.                                        36,805     608,019
*   Magellan Health, Inc.                                    46,317   3,452,932
#*  MediciNova, Inc.                                         10,785      56,190
#   Meridian Bioscience, Inc.                               357,267   4,840,968
*   Merit Medical Systems, Inc.                             488,318  20,021,038
*   Micron Solutions, Inc.                                   16,626      65,839
#*  Mirati Therapeutics, Inc.                                78,391     391,955
*   Misonix, Inc.                                            62,661     532,618
#*  Momenta Pharmaceuticals, Inc.                            52,791     873,691
#*  Myriad Genetics, Inc.                                   230,491   5,594,017
    National HealthCare Corp.                               103,287   6,731,214
    National Research Corp. Class A                         200,790   5,903,226
    National Research Corp. Class B                          33,719   1,700,786
#*  Natus Medical, Inc.                                     370,921  13,056,419
#*  NeoGenomics, Inc.                                       121,272   1,146,020
*   Neurotrope, Inc.                                         13,137      60,956
#*  NewLink Genetics Corp.                                   27,523     198,716
*   Novus Therapeutics, Inc.                                  1,116       4,475

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   Nuvectra Corp.                                          114,255 $ 1,332,213
#*  Omnicell, Inc.                                          390,314  19,359,574
#*  OraSure Technologies, Inc.                              496,911   8,715,819
*   Orthofix International NV                               193,668   8,401,318
#*  Otonomy, Inc.                                           117,817   2,214,960
#*  OvaScience, Inc.                                          6,702      10,187
#*  Pain Therapeutics, Inc.                                  19,288      65,772
#   PDL BioPharma, Inc.                                     902,052   2,047,658
#*  Pfenex, Inc.                                             17,154      74,620
*   PharMerica Corp.                                        320,632   8,063,895
    Phibro Animal Health Corp. Class A                       92,153   3,520,245
#*  Progenics Pharmaceuticals, Inc.                          10,956      66,065
*   ProPhase Labs, Inc.                                      45,884      95,898
#*  Proteostasis Therapeutics, Inc.                          15,043      42,722
#*  Providence Service Corp. (The)                          165,230   8,515,954
    Psychemedics Corp.                                        7,260     185,566
#*  PTC Therapeutics, Inc.                                   42,825     883,051
#*  Quality Systems, Inc.                                   501,718   8,579,378
#*  Quidel Corp.                                            206,042   6,591,284
*   Quorum Health Corp.                                     104,027     354,732
#*  RadNet, Inc.                                            272,353   2,097,118
#*  Repligen Corp.                                          327,523  13,189,351
#*  Retrophin, Inc.                                         149,317   3,022,176
*   RTI Surgical, Inc.                                      470,871   2,683,965
*   Sangamo Therapeutics, Inc.                                8,538      73,427
*   SciClone Pharmaceuticals, Inc.                          567,595   6,215,165
#*  SeaSpine Holdings Corp.                                  39,034     440,304
*   Select Medical Holdings Corp.                           196,522   3,183,656
#*  Seres Therapeutics, Inc.                                  4,999      67,636
#*  Sientra, Inc.                                             4,351      44,728
#   Simulations Plus, Inc.                                  129,593   1,917,976
#*  Soligenix, Inc.                                          13,699      32,193
#*  Sorrento Therapeutics, Inc.                              13,797      26,904
#*  Spectrum Pharmaceuticals, Inc.                          494,423   3,688,396
#*  Stemline Therapeutics, Inc.                              27,912     256,790
#*  Sucampo Pharmaceuticals, Inc. Class A                   355,676   3,859,085
*   Supernus Pharmaceuticals, Inc.                          269,676  10,908,394
#*  Surgery Partners, Inc.                                   57,599   1,143,340
*   Surmodics, Inc.                                         141,306   3,716,348
#*  Syndax Pharmaceuticals, Inc.                              3,243      39,273
#*  Tenet Healthcare Corp.                                   32,594     565,506
*   Tetraphase Pharmaceuticals, Inc.                        170,915   1,117,784
#*  Titan Pharmaceuticals, Inc.                               3,656       6,946
*   Tivity Health, Inc.                                     374,675  14,855,864
*   Tonix Pharmaceuticals Holding Corp.                       9,821      38,597
#*  Trevena, Inc.                                            39,148     102,176
*   Triple-S Management Corp. Class B                       144,886   2,242,835
    US Physical Therapy, Inc.                               140,876   8,889,276
    Utah Medical Products, Inc.                              47,236   3,264,008
#*  Varex Imaging Corp.                                      23,228     716,584
#*  Verastem, Inc.                                          106,306     385,891
#*  Voyager Therapeutics, Inc.                               29,343     241,786
#*  XBiotech, Inc.                                           15,923      73,087

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
#*  Xencor, Inc.                                            85,930 $  2,006,465
#*  Zafgen, Inc.                                           132,203      446,846
#*  Zogenix, Inc.                                           94,426    1,133,112
                                                                   ------------
Total Health Care                                                   598,331,810
                                                                   ------------
Industrials -- (18.1%)
#   AAON, Inc.                                             421,106   14,233,383
    AAR Corp.                                              290,650   10,870,310
#*  Acacia Research Corp.                                   89,061      307,260
*   ACCO Brands Corp.                                      707,294    8,239,975
    Acme United Corp.                                       31,085      860,122
#   Actuant Corp. Class A                                   73,212    1,771,730
#   Advanced Drainage Systems, Inc.                         51,430    1,056,887
*   Aegion Corp.                                           313,767    7,511,582
#*  AeroCentury Corp.                                        9,017      115,418
*   Aerojet Rocketdyne Holdings, Inc.                      455,303   10,676,855
#*  Aerovironment, Inc.                                    226,435    8,556,979
*   Air Transport Services Group, Inc.                     486,146   11,842,517
#   Aircastle, Ltd.                                        210,900    4,964,586
#   Alamo Group, Inc.                                       93,021    8,651,883
#   Albany International Corp. Class A                     280,221   14,991,823
    Allied Motion Technologies, Inc.                        68,310    2,021,293
    Altra Industrial Motion Corp.                          294,050   13,099,927
*   Ameresco, Inc. Class A                                 106,947      700,503
#   American Railcar Industries, Inc.                      168,698    6,203,025
*   American Superconductor Corp.                            5,830       18,598
*   American Woodmark Corp.                                142,945   14,030,052
*   AMREP Corp.                                             66,450      457,176
#   Apogee Enterprises, Inc.                               291,143   15,165,639
*   ARC Document Solutions, Inc.                           360,286    1,246,590
    ArcBest Corp.                                          190,450    5,294,510
#   Argan, Inc.                                            173,013   11,150,688
#*  Armstrong Flooring, Inc.                               117,798    2,044,973
#*  Arotech Corp.                                          118,509      426,632
*   Art's-Way Manufacturing Co., Inc.                          200          550
    Astec Industries, Inc.                                 190,204    9,561,555
*   Astronics Corp.                                        161,781    4,732,094
#*  Astronics Corp. Class B                                  6,976      204,571
#*  Atlas Air Worldwide Holdings, Inc.                     104,895    6,230,763
*   Avalon Holdings Corp. Class A                           20,575       46,705
#*  Axon Enterprise, Inc.                                  538,938   13,252,485
    AZZ, Inc.                                              202,013   10,242,059
#*  Babcock & Wilcox Enterprises, Inc.                     277,447    2,913,194
    Barrett Business Services, Inc.                         24,128    1,327,764
*   Blue Bird Corp.                                          9,917      176,027
*   BlueLinx Holdings, Inc.                                 19,319      201,884
#*  BMC Stock Holdings, Inc.                               177,944    3,914,768
    Brady Corp. Class A                                    181,249    6,017,467
    Briggs & Stratton Corp.                                387,579    9,077,100
    Brink's Co. (The)                                      222,778   17,410,101
#*  Broadwind Energy, Inc.                                  29,075      128,512
#*  Builders FirstSource, Inc.                             513,027    8,039,133
*   CAI International, Inc.                                133,926    3,512,879

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Casella Waste Systems, Inc. Class A                     462,261 $ 7,756,740
*   CBIZ, Inc.                                              552,054   8,198,002
*   CDI Corp.                                               135,366   1,116,770
#   CECO Environmental Corp.                                206,421   1,994,027
#   Celadon Group, Inc.                                     206,264     938,501
#*  Cenveo, Inc.                                              1,669      10,014
#*  Chart Industries, Inc.                                  327,040  11,119,360
#   Chicago Rivet & Machine Co.                              17,700     650,298
#   CIRCOR International, Inc.                              179,231   8,972,304
*   Civeo Corp.                                              25,718      49,636
#*  Cogint, Inc.                                              7,665      33,726
    Columbus McKinnon Corp.                                 162,665   4,196,757
    Comfort Systems USA, Inc.                               378,197  12,593,960
#*  Command Security Corp.                                   17,842      56,559
*   Commercial Vehicle Group, Inc.                          181,549   1,594,000
    CompX International, Inc.                                18,270     264,915
*   Continental Building Products, Inc.                     340,674   7,494,828
*   Continental Materials Corp.                              14,518     323,751
*   Covenant Transportation Group, Inc. Class A             121,098   2,270,588
#*  CPI Aerostructures, Inc.                                 63,446     602,737
    CRA International, Inc.                                 100,515   3,900,987
*   CSW Industrials, Inc.                                    16,367     639,131
    Cubic Corp.                                             137,734   6,563,025
*   DigitalGlobe, Inc.                                       39,532   1,379,667
    DMC Global, Inc.                                        109,679   1,524,538
#   Douglas Dynamics, Inc.                                  257,814   8,198,485
*   Ducommun, Inc.                                           96,736   2,801,475
*   DXP Enterprises, Inc.                                   149,654   4,278,608
#*  Eagle Bulk Shipping, Inc.                                20,831      90,198
    Eastern Co. (The)                                        55,897   1,626,603
#*  Echo Global Logistics, Inc.                             253,136   3,455,306
    Ecology and Environment, Inc. Class A                    19,292     241,150
    Encore Wire Corp.                                       197,852   8,824,199
#*  Energy Focus, Inc.                                        3,592       7,831
*   Engility Holdings, Inc.                                 177,120   5,166,590
    Ennis, Inc.                                             220,827   4,250,920
    EnPro Industries, Inc.                                  111,990   8,625,470
#   EnviroStar, Inc.                                         33,694     854,143
#   ESCO Technologies, Inc.                                 177,756  10,967,545
    Espey Manufacturing & Electronics Corp.                  35,187     790,652
#   Essendant, Inc.                                         194,611   2,428,745
#*  ExOne Co. (The)                                          13,293     149,812
    Exponent, Inc.                                          266,014  17,344,113
    Federal Signal Corp.                                    650,662  12,037,247
    Forward Air Corp.                                       306,722  15,897,401
#*  Franklin Covey Co.                                      167,415   3,122,290
    Franklin Electric Co., Inc.                             117,324   4,739,890
    FreightCar America, Inc.                                 90,400   1,486,176
*   FTI Consulting, Inc.                                    182,631   5,992,123
*   Fuel Tech, Inc.                                          41,256      35,893
#*  Genco Shipping & Trading, Ltd.                            9,101      92,648
*   Gencor Industries, Inc.                                  55,147     885,109
#   General Cable Corp.                                     168,638   3,254,713

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Gibraltar Industries, Inc.                              309,471 $ 9,237,709
    Global Brass & Copper Holdings, Inc.                    161,370   5,171,908
#*  Golden Ocean Group, Ltd.                                 11,471      82,476
*   Goldfield Corp. (The)                                   180,868     922,427
    Gorman-Rupp Co. (The)                                   259,038   7,828,128
*   GP Strategies Corp.                                     173,016   4,956,908
    Graham Corp.                                             69,224   1,385,172
#   Granite Construction, Inc.                                8,544     418,827
*   Great Lakes Dredge & Dock Corp.                         433,227   1,711,247
#   Greenbrier Cos., Inc. (The)                             203,120   9,140,400
#   Griffon Corp.                                           407,018   8,343,869
#   H&E Equipment Services, Inc.                            344,513   7,775,658
    Hardinge, Inc.                                           96,286   1,165,061
*   Harsco Corp.                                            290,702   4,491,346
#*  HC2 Holdings, Inc.                                       71,453     429,433
#   Heartland Express, Inc.                                 192,364   4,064,651
    Heidrick & Struggles International, Inc.                153,018   2,769,626
#*  Herc Holdings, Inc.                                     242,608  11,009,551
*   Heritage-Crystal Clean, Inc.                             26,428     496,846
    Herman Miller, Inc.                                      24,178     814,194
#*  Hertz Global Holdings, Inc.                              80,525   1,100,777
#*  Hill International, Inc.                                330,062   1,666,813
    Houston Wire & Cable Co.                                182,716   1,050,617
*   Hub Group, Inc. Class A                                 284,467   9,686,101
#   Hudson Global, Inc.                                     216,487     290,093
#*  Hudson Technologies, Inc.                               268,542   2,172,505
    Hurco Cos., Inc.                                         55,394   1,825,232
*   Huron Consulting Group, Inc.                            219,544   7,793,812
#*  Huttig Building Products, Inc.                          158,270   1,128,465
#   Hyster-Yale Materials Handling, Inc.                    100,525   7,123,201
*   ICF International, Inc.                                 127,837   5,784,624
#*  IES Holdings, Inc.                                      157,042   2,669,714
*   InnerWorkings, Inc.                                     605,690   7,141,085
*   Innovative Solutions & Support, Inc.                    139,210     558,232
    Insperity, Inc.                                         161,328  12,180,264
    Insteel Industries, Inc.                                220,200   5,795,664
    Interface, Inc.                                         675,348  12,797,845
#*  Intersections, Inc.                                     120,099     527,235
    Kadant, Inc.                                             95,013   7,415,765
#   Kaman Corp.                                             281,442  14,387,315
    Kelly Services, Inc. Class A                            273,774   6,096,947
    Kelly Services, Inc. Class B                                635      14,338
*   Key Technology, Inc.                                     49,705     710,782
#*  KEYW Holding Corp. (The)                                 94,878     837,773
    Kforce, Inc.                                            307,035   5,741,554
    Kimball International, Inc. Class B                     351,725   5,863,256
    Knoll, Inc.                                             533,971  10,337,679
    Korn/Ferry International                                413,737  13,839,503
#*  Kratos Defense & Security Solutions, Inc.               432,847   4,763,481
*   Lawson Products, Inc.                                    81,198   1,871,614
*   Layne Christensen Co.                                   145,371   1,539,479
    LB Foster Co. Class A                                   104,091   1,832,002
    Lindsay Corp.                                            94,854   8,695,266

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    LS Starrett Co. (The) Class A                            49,444 $   395,552
    LSC Communications, Inc.                                 46,707     998,596
    LSI Industries, Inc.                                    221,468   1,853,687
*   Lydall, Inc.                                            190,887   9,448,906
#*  Manitex International, Inc.                               9,596      67,844
#*  Manitowoc Co., Inc. (The)                             1,344,824   7,678,945
    Marten Transport, Ltd.                                  493,176   7,866,157
#*  MasTec, Inc.                                             88,745   4,100,019
#*  Mastech Digital, Inc.                                    18,352     173,243
    Matson, Inc.                                            238,181   6,716,704
    Matthews International Corp. Class A                     92,502   6,063,506
#   McGrath RentCorp                                        240,513   8,545,427
*   Mercury Systems, Inc.                                   331,400  14,551,774
#*  Meritor, Inc.                                           953,195  16,471,210
#*  Milacron Holdings Corp.                                  33,104     595,210
    Miller Industries, Inc.                                  81,772   2,134,249
#*  Mistras Group, Inc.                                     194,894   3,927,114
#   Mobile Mini, Inc.                                       208,412   6,419,090
*   MRC Global, Inc.                                        588,204   9,611,253
    Mueller Industries, Inc.                                  8,000     252,000
    Mueller Water Products, Inc. Class A                    796,047   9,234,145
#   Multi-Color Corp.                                       155,090  12,484,745
*   MYR Group, Inc.                                         141,325   4,495,548
#   National Presto Industries, Inc.                         42,780   4,838,418
*   Navigant Consulting, Inc.                               367,289   6,218,203
*   NCI Building Systems, Inc.                              357,577   6,436,386
#*  Neff Corp. Class A                                       42,721     897,141
*   NL Industries, Inc.                                     253,279   1,975,576
    NN, Inc.                                                206,992   5,733,678
*   Northwest Pipe Co.                                       92,112   1,391,812
*   NOW, Inc.                                               172,287   2,744,532
#*  NV5 Global, Inc.                                         40,532   1,684,105
#*  Ocean Power Technologies, Inc.                            7,764      10,093
#   Omega Flex, Inc.                                         99,399   5,967,916
#*  Orion Energy Systems, Inc.                               35,439      41,109
*   Orion Group Holdings, Inc.                              163,174   1,145,481
*   PAM Transportation Services, Inc.                        40,566     711,122
    Park-Ohio Holdings Corp.                                 97,501   3,875,665
#*  Patrick Industries, Inc.                                172,176  13,102,594
*   Patriot Transportation Holding, Inc.                     30,858     617,314
*   Pendrell Corp.                                           12,595      87,913
*   Performant Financial Corp.                              275,215     550,430
*   Perma-Fix Environmental Services                          1,994       7,278
*   Perma-Pipe International Holdings, Inc.                  57,134     451,359
#*  PGT Innovations, Inc.                                   445,097   5,786,261
#*  Pioneer Power Solutions, Inc.                             3,481      22,278
*   Ply Gem Holdings, Inc.                                  219,287   3,837,522
    Powell Industries, Inc.                                 105,171   3,349,696
#*  Power Solutions International, Inc.                       9,735      97,350
    Preformed Line Products Co.                              51,141   2,491,590
    Primoris Services Corp.                                 394,172   9,822,766
#*  Proto Labs, Inc.                                          5,839     431,502
    Quad/Graphics, Inc.                                     131,710   2,958,207

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Quanex Building Products Corp.                        305,860 $ 6,575,990
*   Radiant Logistics, Inc.                               108,612     470,290
#   Raven Industries, Inc.                                391,690  13,474,136
#*  RBC Bearings, Inc.                                      5,231     540,572
*   RCM Technologies, Inc.                                111,638     593,914
    Resources Connection, Inc.                            329,714   4,401,682
*   Roadrunner Transportation Systems, Inc.               225,772   1,575,889
*   RPX Corp.                                             343,499   4,695,631
#   RR Donnelley & Sons Co.                               166,817   2,061,858
*   Rush Enterprises, Inc. Class A                        232,414  10,024,016
*   Rush Enterprises, Inc. Class B                         93,540   3,805,207
*   Saia, Inc.                                            216,736  11,779,602
    Servotronics, Inc.                                     24,804     235,365
*   SIFCO Industries, Inc.                                 45,608     305,574
    SkyWest, Inc.                                         338,876  12,368,974
*   SP Plus Corp.                                         173,224   5,664,425
*   Sparton Corp.                                          49,766   1,147,604
    Spartan Motors, Inc.                                  251,013   2,221,465
*   SPX Corp.                                             184,840   5,086,797
*   SPX FLOW, Inc.                                        239,585   8,495,684
    Standex International Corp.                           136,665  13,113,007
    Steelcase, Inc. Class A                                62,827     857,589
*   Sterling Construction Co., Inc.                       190,721   2,437,414
#   Sun Hydraulics Corp.                                  259,337  10,726,178
    Supreme Industries, Inc. Class A                      161,149   2,423,681
#*  Team, Inc.                                            294,403   4,224,683
#*  Tel-Instrument Electronics Corp.                       18,440      69,150
    Tennant Co.                                           171,312  12,942,622
#*  Thermon Group Holdings, Inc.                          216,354   3,866,246
    Titan International, Inc.                             453,125   5,777,344
*   Titan Machinery, Inc.                                 142,280   2,539,698
*   Transcat, Inc.                                         42,500     552,500
#*  Trex Co., Inc.                                        189,783  14,273,579
*   TriMas Corp.                                          378,274   9,210,972
*   TriNet Group, Inc.                                    135,898   4,756,430
    Triton International, Ltd.                             53,956   1,945,653
#   Triumph Group, Inc.                                   219,219   5,612,006
*   TrueBlue, Inc.                                        444,303  11,351,942
#*  Tutor Perini Corp.                                    261,705   6,961,353
#*  Twin Disc, Inc.                                        88,195   1,492,259
*   Ultralife Corp.                                       106,484     734,740
#   Universal Forest Products, Inc.                       111,015   9,308,608
    Universal Logistics Holdings, Inc.                     83,013   1,207,839
#   US Ecology, Inc.                                      243,556  12,640,556
#*  USA Truck, Inc.                                        61,432     568,860
*   Vectrus, Inc.                                          19,230     654,012
*   Veritiv Corp.                                          58,649   2,178,810
*   Versar, Inc.                                           35,381      41,396
    Viad Corp.                                            189,393  10,141,995
*   Vicor Corp.                                           253,461   4,498,933
*   Virco Manufacturing Corp.                             133,476     727,444
*   Volt Information Sciences, Inc.                       184,590     673,754
#   VSE Corp.                                              67,075   3,477,839
#   Wabash National Corp.                                 658,603  12,566,145

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
#*  Wesco Aircraft Holdings, Inc.                        394,989 $    4,285,631
    West Corp.                                             3,652         85,347
#*  Willdan Group, Inc.                                   60,852      2,045,236
*   Willis Lease Finance Corp.                            75,708      1,913,898
*   Xerium Technologies, Inc.                             25,580        185,967
#*  YRC Worldwide, Inc.                                  384,066      5,104,237
                                                                 --------------
Total Industrials                                                 1,237,915,602
                                                                 --------------
Information Technology -- (12.4%)
#*  Actua Corp.                                          431,373      5,823,535
*   ADDvantage Technologies Group, Inc.                   84,703        128,749
    ADTRAN, Inc.                                         548,918     12,872,127
*   Advanced Energy Industries, Inc.                     201,996     14,654,810
*   Agilysys, Inc.                                       205,012      2,062,421
*   Alpha & Omega Semiconductor, Ltd.                    169,490      2,999,973
    American Software, Inc. Class A                      224,049      2,173,275
*   Amtech Systems, Inc.                                  98,930        873,552
#*  Angie's List, Inc.                                    81,440        975,651
#*  Applied Optoelectronics, Inc.                         81,995      7,993,693
    AstroNova, Inc.                                       58,981        813,938
#*  Asure Software, Inc.                                  14,249        186,947
*   Autobytel, Inc.                                       58,798        647,366
*   Aviat Networks, Inc.                                  21,209        398,941
#*  Avid Technology, Inc.                                434,837      2,239,411
*   Aware, Inc.                                          144,939        666,719
*   Axcelis Technologies, Inc.                           272,787      6,055,871
*   AXT, Inc.                                            275,263      2,408,551
#   Badger Meter, Inc.                                   331,482     14,999,560
*   Bankrate, Inc.                                       230,053      3,197,737
*   Barracuda Networks, Inc.                             242,677      5,452,952
*   Bazaarvoice, Inc.                                    406,172      1,909,008
    Bel Fuse, Inc. Class A                                33,988        737,540
#   Bel Fuse, Inc. Class B                                98,107      2,477,202
*   Benchmark Electronics, Inc.                          359,035     12,081,528
    Black Box Corp.                                      156,084      1,233,064
*   Blucora, Inc.                                        305,788      6,849,651
*   Bottomline Technologies de, Inc.                     142,066      4,046,040
#*  BroadSoft, Inc.                                       11,067        487,501
#*  BroadVision, Inc.                                     16,737         69,459
    Brooks Automation, Inc.                              501,543     12,317,896
*   BSQUARE Corp.                                        103,061        587,448
    Cabot Microelectronics Corp.                         221,606     16,432,085
#*  CalAmp Corp.                                         393,226      7,510,617
*   Calix, Inc.                                          485,004      3,322,277
#*  Carbonite, Inc.                                      169,447      3,998,949
#*  Cardtronics P.L.C. Class A                            27,262        853,301
#*  Cars.com, Inc.                                         4,610        112,023
    Cass Information Systems, Inc.                        72,186      4,761,389
*   Ceva, Inc.                                           165,004      7,631,435
*   Clearfield, Inc.                                     101,950      1,172,425
#   Cohu, Inc.                                           181,176      3,301,027
*   CommerceHub, Inc. Series A                            18,326        334,266
    Communications Systems, Inc.                          79,847        343,342

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Computer Task Group, Inc.                               195,076 $ 1,076,820
    Comtech Telecommunications Corp.                        157,801   2,840,418
    Concurrent Computer Corp.                                34,201     230,515
#*  Control4 Corp.                                           84,265   1,925,455
#   CPI Card Group, Inc.                                      2,634       7,770
#*  Cray, Inc.                                              293,327   6,042,536
    CSG Systems International, Inc.                         350,580  14,496,483
    CSP, Inc.                                                49,891     511,882
    CTS Corp.                                               259,220   5,702,840
#*  CUI Global, Inc.                                          3,773      12,111
#*  CVD Equipment Corp.                                      29,398     329,258
#*  CyberOptics Corp.                                        63,094   1,041,051
#   Daktronics, Inc.                                        376,255   3,679,774
*   DASAN Zhone Solutions, Inc.                               8,601      61,583
*   Data I/O Corp.                                           78,900     620,154
*   Datawatch Corp.                                          18,646     211,632
*   Determine, Inc.                                          26,569      54,998
*   DHI Group, Inc.                                         589,612   1,297,146
*   Digi International, Inc.                                227,373   2,376,048
#*  Digital Ally, Inc.                                        7,616      26,656
*   Diodes, Inc.                                            313,503   8,317,235
*   DSP Group, Inc.                                         226,613   2,855,324
*   Eastman Kodak Co.                                        78,569     746,406
#   Ebix, Inc.                                              110,265   6,367,804
*   Edgewater Technology, Inc.                               89,428     634,045
*   Electro Scientific Industries, Inc.                     272,959   2,361,095
*   Electro-Sensors, Inc.                                     3,450      10,971
#*  eMagin Corp.                                             17,857      46,428
    Emcore Corp.                                            159,150   1,846,140
#*  Endurance International Group Holdings, Inc.             12,060     111,555
*   EnerNOC, Inc.                                           223,577   1,710,364
#*  Envestnet, Inc.                                          76,487   2,986,817
*   ePlus, Inc.                                             121,942   9,865,108
*   Everi Holdings, Inc.                                    646,708   4,824,442
*   Evolving Systems, Inc.                                   38,187     187,116
#*  Exa Corp.                                                16,768     236,932
*   ExlService Holdings, Inc.                               333,971  19,220,031
#*  Extreme Networks, Inc.                                  481,464   4,232,069
#*  Fabrinet                                                356,201  16,032,607
*   FARO Technologies, Inc.                                 146,399   5,782,761
*   Finjan Holdings, Inc.                                    13,359      41,947
#*  Fitbit, Inc. Class A                                     12,694      65,501
*   FormFactor, Inc.                                        600,213   7,862,790
    Forrester Research, Inc.                                245,923  10,033,658
#*  Frequency Electronics, Inc.                              74,860     643,796
#*  Gigamon, Inc.                                            15,434     613,502
    GlobalSCAPE, Inc.                                        22,325     113,858
#*  Globant SA                                               24,818   1,140,883
#*  Glu Mobile, Inc.                                         27,349      74,663
*   GSE Systems, Inc.                                       119,569     334,793
#*  GSI Technology, Inc.                                    106,413     772,558
#*  GTT Communications, Inc.                                392,222  11,982,382
    Hackett Group, Inc. (The)                               373,226   6,128,371

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                          995,172 $ 4,080,205
*   ID Systems, Inc.                                         55,135     376,572
*   Identiv, Inc.                                            10,081      51,514
*   IEC Electronics Corp.                                    21,736      85,422
*   II-VI, Inc.                                             193,128   7,358,177
#*  Image Sensing Systems, Inc.                               2,530       9,108
#*  Immersion Corp.                                          24,552     209,674
#*  Infinera Corp.                                          519,344   6,091,905
#*  Information Services Group, Inc.                          7,565      30,487
*   Innodata, Inc.                                          217,125     369,113
#*  Inphi Corp.                                              37,627   1,444,877
#*  Inseego Corp.                                            63,129      74,492
*   Insight Enterprises, Inc.                               311,814  12,634,703
*   Intelligent Systems Corp.                                 4,600      16,790
#*  Internap Corp.                                          467,289   1,775,698
*   inTEST Corp.                                             86,041     748,557
*   Intevac, Inc.                                           172,456   1,957,376
*   IntriCon Corp.                                           53,872     404,040
*   Inuvo, Inc.                                              14,196      15,300
*   iPass, Inc.                                             232,145     283,217
*   Iteris, Inc.                                             52,380     329,470
    IXYS Corp.                                              295,404   5,140,030
*   Kemet Corp.                                             341,475   5,753,854
*   Key Tronic Corp.                                         24,728     179,773
*   Kimball Electronics, Inc.                               183,216   3,563,551
#*  Knowles Corp.                                           186,619   2,827,278
#*  Kopin Corp.                                             666,676   2,533,369
*   Kulicke & Soffa Industries, Inc.                        582,384  12,544,551
*   KVH Industries, Inc.                                    155,678   1,696,890
#*  Lattice Semiconductor Corp.                             843,126   5,868,157
*   Leaf Group, Ltd.                                        177,495   1,340,087
*   LGL Group, Inc. (The)                                    29,250     133,673
*   Lightpath Technologies, Inc. Class A                      7,150      18,447
*   Limelight Networks, Inc.                                744,148   2,544,986
*   Liquidity Services, Inc.                                105,720     718,896
#*  MagnaChip Semiconductor Corp.                            86,929     947,526
    ManTech International Corp. Class A                     152,075   6,040,419
*   Marchex, Inc. Class B                                   240,412     697,195
*   Marin Software, Inc.                                      7,727       9,272
#*  MaxLinear, Inc.                                         165,705   4,341,471
*   Maxwell Technologies, Inc.                              233,157   1,363,968
#*  Meet Group, Inc.(The)                                   670,443   3,365,624
#   Mesa Laboratories, Inc.                                  31,531   4,557,175
    Methode Electronics, Inc.                               408,852  16,251,867
#*  ModusLink Global Solutions, Inc.                        228,865     384,493
*   MoneyGram International, Inc.                           163,180   2,663,098
#   Monotype Imaging Holdings, Inc.                         376,343   7,094,066
*   MRV Communications, Inc.                                 54,222     539,509
#   MTS Systems Corp.                                       166,062   8,751,467
*   Nanometrics, Inc.                                       234,010   6,236,366
*   Napco Security Technologies, Inc.                       274,172   2,508,674
*   NCI, Inc. Class A                                        57,103   1,139,205
#*  NeoPhotonics Corp.                                      439,875   3,549,791

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   NETGEAR, Inc.                                           237,290 $11,366,191
#   Network-1 Technologies, Inc.                             32,802     141,049
#   NIC, Inc.                                               615,769  10,006,246
*   Novanta, Inc.                                           185,289   6,837,164
#*  Numerex Corp. Class A                                    74,780     354,083
    NVE Corp.                                                 4,749     374,601
#*  Oclaro, Inc.                                            507,703   4,965,335
#*  Onvia, Inc.                                               6,308      28,386
*   Optical Cable Corp.                                      55,836     125,631
#*  OSI Systems, Inc.                                       216,618  17,322,941
*   PAR Technology Corp.                                    132,932   1,191,071
#   Park Electrochemical Corp.                              201,962   3,794,866
    PC Connection, Inc.                                     112,238   2,895,740
    PC-Tel, Inc.                                            176,904   1,257,787
*   PCM, Inc.                                               120,521   1,491,447
#*  PDF Solutions, Inc.                                     276,784   4,442,383
*   Perceptron, Inc.                                         68,295     495,822
*   Perficient, Inc.                                        347,870   6,539,956
*   PFSweb, Inc.                                            126,853     991,990
*   Photronics, Inc.                                        448,484   4,507,264
#*  Planet Payment, Inc.                                    192,950     625,158
    Plantronics, Inc.                                        20,898     944,172
#*  Plexus Corp.                                            252,780  13,551,536
    Power Integrations, Inc.                                 58,810   4,154,927
*   PRGX Global, Inc.                                       140,269     876,681
#*  Professional Diversity Network, Inc.                      1,600       8,400
    Progress Software Corp.                                 389,221  12,458,964
    QAD, Inc. Class A                                       102,799   3,222,749
    QAD, Inc. Class B                                        29,836     773,946
#*  Qualstar Corp.                                           15,022     110,562
#*  Qualys, Inc.                                            133,781   5,371,307
*   Quantum Corp.                                            23,792     192,715
*   QuinStreet, Inc.                                        137,036     533,070
*   Qumu Corp.                                               85,784     222,181
#*  Radisys Corp.                                           273,241     666,708
#*  Rambus, Inc.                                            869,540  11,208,371
#*  RealNetworks, Inc.                                      369,481   1,607,242
    Reis, Inc.                                               95,310   2,039,634
#   Relm Wireless Corp.                                      40,346     143,228
#   RF Industries, Ltd.                                      56,930     105,321
#   Richardson Electronics, Ltd.                            102,521     600,773
#*  Rocket Fuel, Inc.                                        15,448      40,165
*   Rogers Corp.                                            148,540  17,523,264
*   Rosetta Stone, Inc.                                      43,080     446,309
*   Rubicon Project, Inc. (The)                             164,416     772,755
#*  Rubicon Technology, Inc.                                  2,007      16,377
*   Rudolph Technologies, Inc.                              350,292   8,669,727
#*  Sapiens International Corp. NV                            3,598      42,924
*   ScanSource, Inc.                                        226,042   8,951,263
#*  Seachange International, Inc.                           377,400   1,071,816
*   Semtech Corp.                                            15,019     594,752
#*  ServiceSource International, Inc.                        94,596     359,465
#*  Sevcon, Inc.                                             56,400   1,232,340

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
*   ShoreTel, Inc.                                         562,488 $  4,190,536
#*  Shutterstock, Inc.                                      37,815    1,593,524
*   Sigma Designs, Inc.                                    357,238    2,322,047
#*  Sigmatron International, Inc.                            9,685       80,967
#*  Silver Spring Networks, Inc.                            88,351      999,250
*   SMTC Corp.                                              12,219       14,907
#*  SolarEdge Technologies, Inc.                            40,500      929,475
*   Sonic Foundry, Inc.                                     17,866       64,854
*   Sonus Networks, Inc.                                   447,162    3,054,116
#*  Stamps.com, Inc.                                        21,532    3,188,889
*   StarTek, Inc.                                          136,200    1,675,260
*   Stratasys, Ltd.                                        106,016    2,543,324
#*  Super Micro Computer, Inc.                             422,597   11,346,729
*   Sykes Enterprises, Inc.                                389,234   13,233,956
#*  Synchronoss Technologies, Inc.                          64,341    1,086,076
#   Syntel, Inc.                                           137,329    2,676,542
    Systemax, Inc.                                         330,082    5,981,086
#*  TechTarget, Inc.                                        69,136      663,014
*   Telenav, Inc.                                          235,000    1,762,500
    TeleTech Holdings, Inc.                                233,029    9,740,612
    Tessco Technologies, Inc.                               64,830      865,481
    TransAct Technologies, Inc.                             90,009      796,580
    Travelport Worldwide, Ltd.                             415,151    5,936,659
*   Travelzoo                                               75,888      796,824
#*  Tremor Video, Inc.                                      14,021       29,304
*   Trio-Tech International                                  3,392       15,908
#*  TrueCar, Inc.                                           12,778      241,888
    TSR, Inc.                                               60,552      257,346
#*  TTM Technologies, Inc.                                 665,422   11,565,034
*   Ultra Clean Holdings, Inc.                             251,337    5,893,853
#*  Unisys Corp.                                           439,788    5,629,286
#*  VASCO Data Security International, Inc.                 87,862    1,186,137
*   Veeco Instruments, Inc.                                437,242   13,467,054
#*  Viavi Solutions, Inc.                                  564,959    6,197,600
#*  Virtusa Corp.                                          352,752   11,693,729
*   Vishay Precision Group, Inc.                           108,345    1,896,038
#   Wayside Technology Group, Inc.                          31,517      542,092
#*  Web.com Group, Inc.                                    472,913   10,380,440
*   Wireless Telecom Group, Inc.                           225,386      333,571
*   Xcerra Corp.                                           394,368    3,829,313
*   XO Group, Inc.                                         223,568    4,086,823
#   Xperi Corp.                                            297,497    8,701,787
    YuMe, Inc.                                              57,301      248,686
*   Zedge, Inc. Class B                                     70,067      145,039
#*  Zix Corp.                                              502,148    2,676,449
                                                                   ------------
Total Information Technology                                        847,405,099
                                                                   ------------
Materials -- (4.5%)
    A Schulman, Inc.                                       332,055    8,733,047
#*  AdvanSix, Inc.                                          54,035    1,809,092
#*  AgroFresh Solutions, Inc.                               69,082      538,840
#*  AK Steel Holding Corp.                                 176,668      999,941
*   American Biltrite, Inc.                                    561      186,227

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    American Vanguard Corp.                                 214,416 $ 3,795,163
    Ampco-Pittsburgh Corp.                                   84,845   1,226,010
#*  BioAmber, Inc.                                           11,601      23,550
#*  Boise Cascade Co.                                       327,845   9,950,096
#   Calgon Carbon Corp.                                     559,391   8,950,256
#   Carpenter Technology Corp.                              101,007   4,083,713
#*  Century Aluminum Co.                                    544,866   9,142,851
    Chase Corp.                                              81,573   8,813,963
*   Clearwater Paper Corp.                                  202,674   9,961,427
#*  Cliffs Natural Resources, Inc.                          275,661   2,128,103
*   Coeur Mining, Inc.                                      227,276   1,881,845
*   Core Molding Technologies, Inc.                          66,816   1,274,181
#   Deltic Timber Corp.                                     103,251   7,447,495
*   Ferro Corp.                                             908,572  17,480,925
#   Ferroglobe P.L.C.                                       347,266   4,438,059
#*  Flotek Industries, Inc.                                 344,464   2,900,387
    Friedman Industries, Inc.                                67,700     366,934
#   FutureFuel Corp.                                        216,951   3,158,807
#   Gold Resource Corp.                                      40,101     170,028
*   Handy & Harman, Ltd.                                        500      16,550
    Hawkins, Inc.                                           100,689   4,525,971
    Haynes International, Inc.                               83,494   2,611,692
    Innophos Holdings, Inc.                                 209,146   8,736,028
    Innospec, Inc.                                          254,933  15,907,819
#*  Intrepid Potash, Inc.                                   479,602   1,453,194
#   Kaiser Aluminum Corp.                                   167,047  16,252,003
    KapStone Paper and Packaging Corp.                       12,030     275,006
#   KMG Chemicals, Inc.                                      80,007   4,049,954
*   Koppers Holdings, Inc.                                  109,608   3,978,770
#*  Kraton Corp.                                            261,886   9,742,159
#   Kronos Worldwide, Inc.                                   15,827     337,432
#*  LSB Industries, Inc.                                    170,015   1,203,706
    Materion Corp.                                          137,452   5,285,029
#   McEwen Mining, Inc.                                      73,816     192,660
    Mercer International, Inc.                              339,143   3,730,573
    Myers Industries, Inc.                                  323,192   5,494,264
    Neenah Paper, Inc.                                      165,819  13,248,938
*   Northern Technologies International Corp.                38,414     701,056
    Olympic Steel, Inc.                                      88,424   1,511,166
*   OMNOVA Solutions, Inc.                                  405,136   3,808,278
    PH Glatfelter Co.                                       391,267   8,009,236
#   Quaker Chemical Corp.                                   110,026  15,609,389
#   Rayonier Advanced Materials, Inc.                       185,410   2,764,463
#*  Real Industry, Inc.                                      54,312     160,220
#*  Resolute Forest Products, Inc.                          114,517     532,504
*   Ryerson Holding Corp.                                   136,046   1,176,798
#   Schnitzer Steel Industries, Inc. Class A                249,212   6,429,670
    Schweitzer-Mauduit International, Inc.                  205,250   7,885,705
    Stepan Co.                                              164,189  13,491,410
*   SunCoke Energy, Inc.                                    408,565   3,656,657
*   Synalloy Corp.                                           66,453     750,919
#*  TimkenSteel Corp.                                       464,689   7,383,908
#*  Trecora Resources                                       142,228   1,642,733

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#   Tredegar Corp.                                         331,144 $  5,000,274
#   Tronox, Ltd. Class A                                   105,352    2,041,722
*   UFP Technologies, Inc.                                  17,456      503,606
    United States Lime & Minerals, Inc.                     59,955    4,869,545
*   Universal Stainless & Alloy Products, Inc.              55,172    1,048,268
#*  US Concrete, Inc.                                      128,720   10,085,212
                                                                   ------------
Total Materials                                                     305,565,427
                                                                   ------------
Real Estate -- (0.9%)
#*  Altisource Asset Management Corp.                        6,503      598,276
#*  Altisource Portfolio Solutions SA                       35,261      919,960
    CKX Lands, Inc.                                         14,943      171,097
#   Consolidated-Tomoka Land Co.                            53,634    2,973,469
*   Forestar Group, Inc.                                   344,753    5,912,514
#*  FRP Holdings, Inc.                                      91,635    4,228,955
    Griffin Industrial Realty, Inc.                         48,979    1,576,634
    HFF, Inc. Class A                                      425,510   15,624,727
#*  InterGroup Corp. (The)                                   5,700      147,630
*   JW Mays, Inc.                                            2,700      102,330
#*  Marcus & Millichap, Inc.                               200,228    5,125,837
*   Maui Land & Pineapple Co., Inc.                         55,668      965,840
#   RE/MAX Holdings, Inc. Class A                          145,537    8,462,977
#   RMR Group, Inc. (The) Class A                           51,685    2,524,812
#*  St Joe Co. (The)                                       230,901    4,167,763
    Stratus Properties, Inc.                                69,437    1,989,370
#*  Tejon Ranch Co.                                        207,960    4,363,001
*   Trinity Place Holdings, Inc.                           142,520      990,514
                                                                   ------------
Total Real Estate                                                    60,845,706
                                                                   ------------
Telecommunication Services -- (1.5%)
*   Alaska Communications Systems Group, Inc.               44,843      100,897
    ATN International, Inc.                                101,309    5,875,922
*   Boingo Wireless, Inc.                                  333,160    4,940,763
#*  Cincinnati Bell, Inc.                                  435,029    8,113,291
#   Cogent Communications Holdings, Inc.                   157,131    6,560,219
#   Consolidated Communications Holdings, Inc.             462,617    8,327,106
#*  General Communication, Inc. Class A                    439,260   18,743,224
*   Hawaiian Telcom Holdco, Inc.                             7,720      225,733
#   IDT Corp. Class B                                      233,264    3,454,640
#*  Intelsat SA                                             53,371      169,186
#*  Iridium Communications, Inc.                           285,416    2,839,889
*   LICT Corp.                                                   1        7,995
*   Lumos Networks Corp.                                   193,791    3,470,797
#*  ORBCOMM, Inc.                                          613,766    7,125,823
#*  pdvWireless, Inc.                                           94        2,322
#   Shenandoah Telecommunications Co.                      497,484   15,297,633
#   Spok Holdings, Inc.                                    142,944    2,344,281
#*  Straight Path Communications, Inc. Class B              11,304    2,027,938
*   Vonage Holdings Corp.                                1,751,207   11,575,478

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
#     Windstream Holdings, Inc.                          960,632 $    3,640,795
                                                                 --------------
Total Telecommunication Services                                    104,843,932
                                                                 --------------
Utilities -- (2.1%)
#     American States Water Co.                          393,934     19,480,036
      Artesian Resources Corp. Class A                    39,214      1,525,032
#     California Water Service Group                     485,896     18,901,354
#     Chesapeake Utilities Corp.                         156,842     12,116,044
#     Connecticut Water Service, Inc.                     89,762      5,114,639
      Consolidated Water Co., Ltd.                        36,999        477,287
#     Delta Natural Gas Co., Inc.                         41,693      1,268,718
#*    Dynegy, Inc.                                     1,039,857      9,337,916
      El Paso Electric Co.                                82,405      4,276,820
#     Gas Natural, Inc.                                   24,922        322,740
#     Genie Energy, Ltd. Class B                         203,193      1,347,170
      MGE Energy, Inc.                                   137,155      9,127,665
#     Middlesex Water Co.                                125,151      4,910,925
#     Northwest Natural Gas Co.                          218,122     13,763,498
#     Otter Tail Corp.                                   303,669     12,283,411
#     Pattern Energy Group, Inc.                         145,590      3,654,309
#*    Pure Cycle Corp.                                     2,259         16,717
#     RGC Resources, Inc.                                 14,094        378,424
      SJW Corp.                                          214,834     11,358,274
#     Spark Energy, Inc. Class A                          33,012        686,650
*     TerraForm Global, Inc. Class A                      33,928        173,033
      Unitil Corp.                                       117,521      5,964,191
#     York Water Co. (The)                                85,073      2,960,540
                                                                 --------------
Total Utilities                                                     139,445,393
                                                                 --------------
TOTAL COMMON STOCKS                                               5,854,134,950
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,854,134,950
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                     37,682,048     37,682,048
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@  DFA Short Term Investment Fund                  80,042,570    926,252,615
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,920,185,543)^^            $6,818,069,613
                                                                 ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  889,383,266 $     11,479   --    $  889,394,745
   Consumer Staples             191,721,178           --   --       191,721,178
   Energy                       160,711,583       16,492   --       160,728,075
   Financials                 1,317,937,983           --   --     1,317,937,983
   Health Care                  598,331,810           --   --       598,331,810
   Industrials                1,237,915,602           --   --     1,237,915,602
   Information Technology       847,405,099           --   --       847,405,099
   Materials                    305,565,427           --   --       305,565,427
   Real Estate                   60,845,706           --   --        60,845,706
   Telecommunication
     Services                   104,843,932           --   --       104,843,932
   Utilities                    139,445,393           --   --       139,445,393
Temporary Cash Investments       37,682,048           --   --        37,682,048
Securities Lending
  Collateral                             --  926,252,615   --       926,252,615
Futures Contracts**                 204,092           --   --           204,092
                             -------------- ------------   --    --------------
TOTAL                        $5,891,993,119 $926,280,586   --    $6,818,273,705
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (92.0%)

Real Estate -- (92.0%)
#   Acadia Realty Trust                                    786,329 $ 23,385,424
#   Agree Realty Corp.                                     247,460   12,167,608
#   Alexander's, Inc.                                       29,951   13,028,386
#   Alexandria Real Estate Equities, Inc.                  842,788  102,188,045
    American Assets Trust, Inc.                            325,535   13,219,976
    American Campus Communities, Inc.                    1,255,493   60,188,334
    American Homes 4 Rent Class A                        2,072,453   47,687,144
    American Tower Corp.                                   846,298  115,375,806
    Apartment Investment & Management Co. Class A        1,491,202   67,924,251
    Apple Hospitality REIT, Inc.                         1,875,183   34,615,878
#   Ashford Hospitality Prime, Inc.                        288,468    2,988,528
    Ashford Hospitality Trust, Inc.                      1,042,089    6,554,740
    AvalonBay Communities, Inc.                          1,306,173  251,242,377
    Bluerock Residential Growth REIT, Inc.                 198,618    2,673,398
    Boston Properties, Inc.                              1,485,349  179,593,548
    Brandywine Realty Trust                              1,790,886   30,104,794
    Brixmor Property Group, Inc.                         2,888,376   56,583,286
*   BRT Apartments Corp.                                     2,211       17,677
    Camden Property Trust                                  831,494   74,585,012
#   Care Capital Properties, Inc.                          798,332   19,335,601
#   CareTrust REIT, Inc.                                   618,420   11,279,981
#   CBL & Associates Properties, Inc.                    1,665,592   14,640,554
#   Cedar Realty Trust, Inc.                               787,210    4,077,748
#   Chatham Lodging Trust                                  361,404    7,473,835
#   Chesapeake Lodging Trust                               569,049   14,357,106
    City Office REIT, Inc.                                 167,000    2,122,570
    Columbia Property Trust, Inc.                        1,112,129   24,188,806
    Condor Hospitality Trust, Inc.                           1,705       18,158
#   CoreSite Realty Corp.                                  321,396   34,897,178
#   Corporate Office Properties Trust                      934,561   31,111,536
    Cousins Properties, Inc.                             3,574,409   32,848,819
    Crown Castle International Corp.                       681,005   68,495,483
    CubeSmart                                            1,710,433   42,179,278
#   CyrusOne, Inc.                                         713,848   42,623,864
    DCT Industrial Trust, Inc.                             894,750   50,410,215
    DDR Corp.                                            3,020,774   30,781,687
#   DiamondRock Hospitality Co.                          1,899,749   22,189,068
#   Digital Realty Trust, Inc.                           1,511,514  174,338,025
    Douglas Emmett, Inc.                                 1,378,225   52,730,889
    Duke Realty Corp.                                    3,372,012   96,405,823
#   DuPont Fabros Technology, Inc.                         716,851   44,681,323
#   Easterly Government Properties, Inc.                   312,620    6,249,274
#   EastGroup Properties, Inc.                             318,640   27,779,035
#   Education Realty Trust, Inc.                           693,641   26,046,220
#   Empire State Realty Trust, Inc. Class A              1,461,518   30,531,111
    EPR Properties                                         627,565   45,423,155
    Equinix, Inc.                                          729,425  328,773,730
*   Equity Commonwealth                                  1,170,104   36,951,884
#   Equity LifeStyle Properties, Inc.                      780,714   68,156,332
    Equity Residential                                   3,481,321  236,938,707
    Essex Property Trust, Inc.                             629,004  164,610,347

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
#   Extra Space Storage, Inc.                            1,196,092 $ 95,089,314
    Federal Realty Investment Trust                        683,759   90,686,956
#   FelCor Lodging Trust, Inc.                           1,277,855    9,430,570
    First Industrial Realty Trust, Inc.                  1,109,859   33,872,897
    First Potomac Realty Trust                             601,104    6,690,288
#   Forest City Realty Trust, Inc. Class A               2,292,067   55,880,593
    Four Corners Property Trust, Inc.                      520,140   13,201,153
    Franklin Street Properties Corp.                       963,800   10,187,366
    Gaming and Leisure Properties, Inc.                  1,870,000   70,947,800
    Getty Realty Corp.                                     253,570    6,587,749
#   GGP, Inc.                                            5,475,114  123,792,328
#   Gladstone Commercial Corp.                             229,193    4,877,227
#   Global Net Lease, Inc.                                 436,241    9,597,302
#   Government Properties Income Trust                     698,580   12,385,823
#   Gramercy Property Trust                              1,334,257   40,321,247
    HCP, Inc.                                            4,450,308  140,852,248
    Healthcare Realty Trust, Inc.                        1,100,419   36,643,953
    Healthcare Trust of America, Inc. Class A            1,494,126   45,705,314
#   Hersha Hospitality Trust                               469,504    8,807,895
    Highwoods Properties, Inc.                             963,479   49,638,438
    Hospitality Properties Trust                         1,558,020   45,276,061
#   Host Hotels & Resorts, Inc.                          7,137,258  133,181,234
    Hudson Pacific Properties, Inc.                      1,467,570   48,018,890
    Independence Realty Trust, Inc.                        568,968    5,752,266
    Investors Real Estate Trust                          1,193,787    7,425,355
#   Iron Mountain, Inc.                                  2,379,313   86,678,373
*   JBG SMITH Properties                                   819,532   29,076,995
    Kilroy Realty Corp.                                    928,148   64,422,753
#   Kimco Realty Corp.                                   4,041,002   81,547,420
#   Kite Realty Group Trust                                796,288   16,347,793
#   Lamar Advertising Co. Class A                          159,063   11,225,076
#   LaSalle Hotel Properties                             1,073,634   31,715,148
    Lexington Realty Trust                               2,041,986   20,787,417
    Liberty Property Trust                               1,442,711   60,622,716
#   Life Storage, Inc.                                     440,111   32,145,707
#   LTC Properties, Inc.                                   371,740   19,196,654
    Macerich Co. (The)                                   1,438,568   82,559,418
    Mack-Cali Realty Corp.                                 853,816   22,404,132
#   Medical Properties Trust, Inc.                       3,099,660   40,233,587
#   MGM Growth Properties LLC Class A                      123,085    3,683,934
    Mid-America Apartment Communities, Inc.              1,102,863  114,179,406
    Monmouth Real Estate Investment Corp.                  593,294    9,142,661
    Monogram Residential Trust, Inc.                     1,276,339   15,265,014
#   National Health Investors, Inc.                        378,204   29,216,259
#   National Retail Properties, Inc.                     1,396,299   55,824,034
#   National Storage Affiliates Trust                      392,834    9,019,469
#   New Senior Investment Group, Inc.                      732,037    7,605,864
#   NexPoint Residential Trust, Inc.                       134,890    3,384,390
    NorthStar Realty Europe Corp.                          466,613    6,023,974
#   Omega Healthcare Investors, Inc.                     1,865,077   58,917,782
    One Liberty Properties, Inc.                           135,140    3,321,741
    Outfront Media, Inc.                                   251,365    5,748,718
#   Paramount Group, Inc.                                1,740,497   28,491,936

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
#   Park Hotels & Resorts, Inc.                          1,124,052 $ 30,270,720
    Parkway, Inc.                                          429,678    9,886,891
#   Pebblebrook Hotel Trust                                682,819   22,990,516
    Pennsylvania REIT                                      712,124    8,467,154
    Physicians Realty Trust                              1,430,879   26,642,967
    Piedmont Office Realty Trust, Inc. Class A           1,557,104   32,714,755
    Prologis, Inc.                                       5,028,044  305,755,356
    PS Business Parks, Inc.                                201,619   27,109,691
    Public Storage                                       1,402,330  288,276,978
    QTS Realty Trust, Inc. Class A                         443,713   23,725,334
*   Quality Care Properties, Inc.                          906,163   15,241,662
    Ramco-Gershenson Properties Trust                      762,807   10,747,951
#   Realty Income Corp.                                  2,484,586  141,770,477
#   Regency Centers Corp.                                1,599,666  105,929,883
#   Retail Opportunity Investments Corp.                 1,036,819   21,026,689
    Retail Properties of America, Inc. Class A           2,251,454   29,786,736
    Rexford Industrial Realty, Inc.                        625,193   17,830,504
    RLJ Lodging Trust                                    1,250,149   26,453,153
    Ryman Hospitality Properties, Inc.                     435,289   27,244,739
#   Sabra Health Care REIT, Inc.                           617,197   14,318,970
    Saul Centers, Inc.                                     130,628    7,727,952
*   SBA Communications Corp.                               462,189   63,574,097
    Select Income REIT                                     635,337   14,911,359
    Senior Housing Properties Trust                      2,256,754   43,893,865
#   Seritage Growth Properties REIT Class A                 31,870    1,490,560
    Simon Property Group, Inc.                           3,041,839  482,131,482
#   SL Green Realty Corp.                                  968,768  100,044,671
    Sotherly Hotels, Inc.                                  109,976      726,941
#   Spirit Realty Capital, Inc.                          4,594,599   36,435,170
    STAG Industrial, Inc.                                  765,287   20,884,682
    Starwood Waypoint Homes REIT                           827,883   28,942,790
#   STORE Capital Corp.                                  1,529,239   35,768,900
#   Summit Hotel Properties, Inc.                          887,262   15,908,608
    Sun Communities, Inc.                                  661,430   58,873,884
#   Sunstone Hotel Investors, Inc.                       2,091,813   34,054,716
#   Tanger Factory Outlet Centers, Inc.                    943,317   24,931,868
#   Taubman Centers, Inc.                                  609,763   34,677,222
    Terreno Realty Corp.                                   440,000   15,232,800
#   Tier REIT, Inc.                                        270,676    5,002,092
    UDR, Inc.                                            2,540,787   99,319,364
    UMH Properties, Inc.                                   248,012    4,102,118
*   Uniti Group, Inc.                                      368,749    9,439,974
#   Universal Health Realty Income Trust                   121,654    9,425,752
    Urban Edge Properties                                  951,822   23,919,287
#   Urstadt Biddle Properties, Inc.                         68,848    1,239,264
    Urstadt Biddle Properties, Inc. Class A                270,593    5,666,217
    Ventas, Inc.                                         3,368,039  226,837,427
#   VEREIT, Inc.                                         9,261,049   76,959,317
    Vornado Realty Trust                                 1,639,064  130,059,728
#   Washington Prime Group, Inc.                         1,751,444   15,798,025
#   Washington REIT                                        707,511   23,652,093
    Weingarten Realty Investors                          1,152,906   37,423,329
    Welltower, Inc.                                      3,448,237  253,066,113

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- --------------
Real Estate -- (Continued)
#     Wheeler Real Estate Investment Trust, Inc.          7,097 $       75,796
#     Whitestone REIT                                   320,630      4,184,222
#     WP Carey, Inc.                                    959,557     65,739,250
#     Xenia Hotels & Resorts, Inc.                      973,522     19,781,967
                                                                --------------
TOTAL COMMON STOCKS                                              8,158,504,220
                                                                --------------
TOTAL INVESTMENT SECURITIES                                      8,158,504,220
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                    47,748,082     47,748,082
                                                                --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund                 57,434,543    664,632,532
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,515,069,023)^^           $8,870,884,834
                                                                ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            -------------- ------------ ------- --------------
Common Stocks
   Real Estate              $8,158,504,220           --   --    $8,158,504,220
Temporary Cash Investments      47,748,082           --   --        47,748,082
Securities Lending
  Collateral                            -- $664,632,532   --       664,632,532
Futures Contracts**                570,043           --   --           570,043
                            -------------- ------------   --    --------------
TOTAL                       $8,206,822,345 $664,632,532   --    $8,871,454,877
                            ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (95.4%)

AUSTRALIA -- (5.9%)
    AGL Energy, Ltd.                                        157,174 $ 3,030,900
#   Alumina, Ltd.                                           711,625   1,080,868
    Amcor, Ltd.                                             335,752   4,121,506
    Amcor, Ltd. Sponsored ADR                                 1,068      52,396
    AMP, Ltd.                                             1,325,306   5,713,342
    Ansell, Ltd.                                              9,168     161,083
    APA Group                                               256,083   1,766,664
    Aristocrat Leisure, Ltd.                                171,535   2,781,685
    ASX, Ltd.                                                31,849   1,332,102
    Aurizon Holdings, Ltd.                                  555,457   2,229,468
    AusNet Services                                         635,312     830,985
#   Australia & New Zealand Banking Group, Ltd.             721,499  17,106,123
    Bank of Queensland, Ltd.                                155,687   1,500,728
    Bendigo & Adelaide Bank, Ltd.                           191,608   1,704,326
    BHP Billiton, Ltd.                                      900,755  18,759,497
    BHP Billiton, Ltd. Sponsored ADR                         64,389   2,682,446
    BlueScope Steel, Ltd.                                   425,007   4,477,254
    Boral, Ltd.                                             470,783   2,608,926
    Brambles, Ltd.                                          481,361   3,559,074
    Caltex Australia, Ltd.                                   83,147   2,072,087
    Challenger, Ltd.                                         92,549     951,117
    CIMIC Group, Ltd.                                        29,984     994,630
    Coca-Cola Amatil, Ltd.                                  177,113   1,166,277
    Cochlear, Ltd.                                           18,152   2,073,570
#   Commonwealth Bank of Australia                          463,846  31,075,294
    Computershare, Ltd.                                     145,852   1,641,055
    Crown Resorts, Ltd.                                     110,083   1,121,084
    CSL, Ltd.                                               133,851  13,485,785
#   Domino's Pizza Enterprises, Ltd.                         19,095     814,053
    Downer EDI, Ltd.                                         13,761      70,045
#   Evolution Mining, Ltd.                                  497,223     888,449
#   Flight Centre Travel Group, Ltd.                         12,742     443,200
    Fortescue Metals Group, Ltd.                          1,264,224   5,810,640
#   Harvey Norman Holdings, Ltd.                            291,649   1,019,764
    Healthscope, Ltd.                                       314,890     524,140
    Incitec Pivot, Ltd.                                     653,725   1,669,084
    Insurance Australia Group, Ltd.                         493,600   2,632,562
    James Hardie Industries P.L.C.                          101,023   1,546,845
    James Hardie Industries P.L.C. Sponsored ADR              2,500      38,525
    LendLease Group                                         157,191   2,120,227
    Macquarie Group, Ltd.                                    89,946   6,175,130
#   Magellan Financial Group, Ltd.                           37,662     795,603
    Medibank Pvt, Ltd.                                      854,066   1,858,480
    National Australia Bank, Ltd.                           633,321  15,182,474
    Newcrest Mining, Ltd.                                   214,550   3,486,128
    Oil Search, Ltd.                                        374,096   1,990,417
    Orica, Ltd.                                             109,950   1,747,939
*   Origin Energy, Ltd.                                     689,363   3,818,718
    Qantas Airways, Ltd.                                    264,710   1,125,036
    QBE Insurance Group, Ltd.                               540,510   5,120,550
#   Qube Holdings, Ltd.                                     294,415     625,883

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRALIA -- (Continued)
    Ramsay Health Care, Ltd.                                44,884 $  2,534,431
#   REA Group, Ltd.                                         15,296      843,728
    Rio Tinto, Ltd.                                        114,919    6,058,009
*   Santos, Ltd.                                           707,845    1,923,407
    Seek, Ltd.                                              68,178      932,261
    Sonic Healthcare, Ltd.                                 104,591    1,866,628
    South32, Ltd.                                        1,671,367    3,898,217
    South32, Ltd. ADR                                       79,510      926,292
    Spark Infrastructure Group                             564,417    1,129,963
    Star Entertainment Grp, Ltd. (The)                     380,753    1,535,988
    Suncorp Group, Ltd.                                    324,754    3,711,826
    Sydney Airport                                         250,502    1,350,260
    Tabcorp Holdings, Ltd.                                 202,120      675,369
    Tatts Group, Ltd.                                      368,989    1,180,829
    Telstra Corp., Ltd.                                  1,189,668    3,902,786
#   TPG Telecom, Ltd.                                      105,730      474,445
    Transurban Group                                       495,974    4,529,491
    Treasury Wine Estates, Ltd.                            182,183    1,773,691
#   Vocus Group, Ltd.                                      136,211      379,978
    Wesfarmers, Ltd.                                       261,058    8,506,731
#   Westpac Banking Corp.                                  709,362   18,081,733
    Westpac Banking Corp. Sponsored ADR                     85,381    2,184,900
    Woodside Petroleum, Ltd.                               207,881    4,858,300
    Woolworths, Ltd.                                       374,560    7,994,393
                                                                   ------------
TOTAL AUSTRALIA                                                     270,837,820
                                                                   ------------
AUSTRIA -- (0.3%)
    ANDRITZ AG                                              13,945      853,765
    Erste Group Bank AG                                    107,736    4,462,949
    OMV AG                                                  60,305    3,416,106
*   Raiffeisen Bank International AG                        40,259    1,186,420
    Verbund AG                                               3,812       75,405
    Voestalpine AG                                          46,314    2,347,374
                                                                   ------------
TOTAL AUSTRIA                                                        12,342,019
                                                                   ------------
BELGIUM -- (1.2%)
    Ageas                                                  128,261    5,774,124
    Anheuser-Busch InBev SA/NV                             201,745   24,336,999
    bpost SA                                                 3,505       95,954
    Colruyt SA                                              21,013    1,177,532
    KBC Group NV                                            88,663    7,330,127
    Proximus SADP                                           57,182    2,010,791
    Solvay SA                                               58,110    8,331,880
*   Telenet Group Holding NV                                16,631    1,161,083
    UCB SA                                                  63,386    4,615,890
    Umicore SA                                              32,131    2,579,545
                                                                   ------------
TOTAL BELGIUM                                                        57,413,925
                                                                   ------------
CANADA -- (8.5%)
#   Agnico Eagle Mines, Ltd.(008474108)                     49,129    2,294,816
    Agnico Eagle Mines, Ltd.(2009823)                       30,843    1,440,044
    Agrium, Inc.(2213538)                                   31,176    3,119,725

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    Agrium, Inc.(008916108)                                  16,607 $ 1,662,361
*   Air Canada                                                9,500     151,101
    Algonquin Power & Utilities Corp.                       128,500   1,373,896
    Alimentation Couche-Tard, Inc. Class B                  119,158   5,650,388
#   AltaGas, Ltd.                                            41,704     970,724
*   Amaya, Inc.                                               2,400      42,562
#   ARC Resources, Ltd.                                      97,788   1,348,286
    Atco, Ltd. Class I                                       24,924     927,791
*   B2Gold Corp.                                            161,800     406,203
    Bank of Montreal(063671101)                             123,249   9,350,902
    Bank of Montreal(2076009)                                88,229   6,691,746
#   Bank of Nova Scotia (The)(064149107)                     99,751   6,215,485
    Bank of Nova Scotia (The)(2076281)                      181,668  11,317,548
    Barrick Gold Corp.(067901108)                           322,899   5,460,222
    Barrick Gold Corp.(2024644)                              22,992     388,748
    BCE, Inc.(05534B760)                                     27,640   1,297,145
    BCE, Inc.(B188TH2)                                       19,715     925,375
*   BlackBerry, Ltd.(09228F103)                             109,351   1,025,712
*   BlackBerry, Ltd.(BCBHZ31)                                42,575     399,199
*   Bombardier, Inc. Class A                                  9,200      18,817
*   Bombardier, Inc. Class B                                620,892   1,250,001
    Brookfield Asset Management, Inc. Class A               208,575   8,112,152
    BRP, Inc.                                                 1,000      32,043
    CAE, Inc.(124765108)                                     18,114     307,395
    CAE, Inc.(2162760)                                       69,938   1,185,314
#   Cameco Corp.(13321L108)                                  64,209     658,142
    Cameco Corp.(2166160)                                    84,560     866,117
    Canadian Imperial Bank of Commerce(136069101)            44,494   3,863,859
    Canadian Imperial Bank of Commerce(2170525)              78,935   6,851,691
    Canadian National Railway Co.(136375102)                 66,988   5,293,392
    Canadian National Railway Co.(2180632)                  153,060  12,095,024
    Canadian Natural Resources, Ltd.(136385101)              63,442   1,941,325
    Canadian Natural Resources, Ltd.(2171573)               228,266   6,981,177
    Canadian Pacific Railway, Ltd.(13645T100)                 8,234   1,287,551
    Canadian Pacific Railway, Ltd.(2793115)                  33,566   5,255,061
#   Canadian Tire Corp., Ltd. Class A                        26,916   3,072,321
    Canadian Utilities, Ltd. Class A                         27,940     886,774
    CCL Industries, Inc. Class B                             40,980   1,964,608
    Cenovus Energy, Inc.(15135U109)                         252,188   2,120,901
    Cenovus Energy, Inc.(B57FG04)                            79,561     668,140
*   CGI Group, Inc. Class A(39945C109)                       38,551   2,035,878
*   CGI Group, Inc. Class A(2159740)                         22,635   1,195,157
#   CI Financial Corp.                                       73,115   1,592,784
    Cogeco Communications, Inc.                               5,763     402,613
    Constellation Software, Inc.                              6,243   3,363,233
    Crescent Point Energy Corp.(22576C101)                   74,710     586,473
#   Crescent Point Energy Corp.(B67C8W8)                    144,994   1,139,716
    Dollarama, Inc.                                          33,400   3,264,855
    Eldorado Gold Corp.                                       8,512      18,024
    Element Fleet Management Corp.                          128,503     972,984
    Emera, Inc.                                              13,522     503,245
    Empire Co., Ltd. Class A                                 94,644   1,537,989
#   Enbridge Income Fund Holdings, Inc.                      43,447   1,116,536

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
#   Enbridge, Inc.(29250N105)                               237,447 $9,844,553
    Enbridge, Inc.(2466149)                                 159,914  6,628,719
#   Encana Corp.(292505104)                                 263,765  2,653,476
    Encana Corp.(2793193)                                    67,186    676,306
    Fairfax Financial Holdings, Ltd.                          9,023  4,302,598
    Finning International, Inc.                              49,001    986,112
    First Capital Realty, Inc.                               47,815    782,375
    First Quantum Minerals, Ltd.                            253,132  2,797,799
    Fortis, Inc.                                             93,165  3,397,057
    Franco-Nevada Corp.(351858105)                           15,128  1,096,175
    Franco-Nevada Corp.(B29NF31)                             14,064  1,018,970
    George Weston, Ltd.                                      21,179  1,849,754
    Gildan Activewear, Inc.(375916103)                       24,392    734,931
    Gildan Activewear, Inc.(2254645)                         35,400  1,066,756
    Goldcorp, Inc.(380956409)                               236,989  3,111,666
    Goldcorp, Inc.(2676302)                                 100,844  1,324,096
    Great-West Lifeco, Inc.                                  65,700  1,874,960
*   Husky Energy, Inc.                                      129,943  1,503,972
    Hydro One, Ltd.                                          67,923  1,218,174
    IGM Financial, Inc.                                      32,340  1,088,419
    Imperial Oil, Ltd.(453038408)                            35,341  1,012,166
    Imperial Oil, Ltd.(2454241)                              32,327    927,740
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                   52,122  2,418,076
    Intact Financial Corp.                                   26,500  2,058,572
    Inter Pipeline, Ltd.                                    113,407  2,239,487
*   Ivanhoe Mines, Ltd. Class A                             158,400    625,088
    Jean Coutu Group PJC, Inc. (The) Class A                 24,200    403,349
    Keyera Corp.                                             53,118  1,659,898
*   Kinross Gold Corp.(496902404)                            22,897     94,336
*   Kinross Gold Corp.(B03Z841)                             819,967  3,380,494
    Linamar Corp.                                            36,996  2,027,621
    Loblaw Cos., Ltd.                                        56,609  3,083,029
    Lundin Mining Corp.                                     441,810  3,178,693
    Magna International, Inc.(559222401)                     49,779  2,373,960
    Magna International, Inc.(2554475)                       77,120  3,678,007
    Manulife Financial Corp.(56501R106)                     196,903  4,060,140
    Manulife Financial Corp.(2492519)                       277,559  5,717,036
    Maple Leaf Foods, Inc.                                   28,387    784,613
    Methanex Corp.(59151K108)                                 1,200     53,160
    Methanex Corp.(2654416)                                  33,781  1,497,825
    Metro, Inc.                                              75,672  2,563,167
#   National Bank of Canada                                 100,218  4,513,528
#   Northland Power, Inc.                                    31,400    584,807
    Onex Corp.                                               19,404  1,554,966
#   Open Text Corp.(683715106)                               23,038    771,773
    Open Text Corp.(2260824)                                 42,200  1,411,462
    Pan American Silver Corp.                                16,317    274,941
    Parkland Fuel Corp.                                      30,400    652,256
    Pembina Pipeline Corp.(B4PPQG5)                          47,008  1,602,973
#   Pembina Pipeline Corp.(B4PT2P8)                          36,112  1,230,719
#   Peyto Exploration & Development Corp.                    59,405  1,055,877
    Potash Corp. of Saskatchewan, Inc.(73755L107)           106,280  1,902,412
    Potash Corp. of Saskatchewan, Inc.(2696980)             106,900  1,912,067

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
#   PrairieSky Royalty, Ltd.                                 39,699 $   985,828
    Quebecor, Inc. Class B                                   25,100     869,919
    Restaurant Brands International, Inc.                    63,671   3,793,448
    Ritchie Bros Auctioneers, Inc.(767744105)                13,682     386,243
    Ritchie Bros Auctioneers, Inc.(2345390)                  16,700     471,498
    Rogers Communications, Inc. Class B(775109200)           39,229   2,039,908
    Rogers Communications, Inc. Class B(2169051)             63,268   3,289,885
    Royal Bank of Canada(780087102)                         140,850  10,501,776
    Royal Bank of Canada(2754383)                           246,120  18,361,036
    Saputo, Inc.                                             70,900   2,403,236
*   Seven Generations Energy, Ltd. Class A                   68,325   1,187,570
    Shaw Communications, Inc. Class B(82028K200)             78,254   1,742,717
    Shaw Communications, Inc. Class B(2801836)               78,027   1,737,341
*   Shopify, Inc. Class A(BX865C7)                            7,521     693,072
#*  Shopify, Inc. Class A(82509L107)                          4,500     415,665
    SNC-Lavalin Group, Inc.                                  43,886   1,932,850
    Stantec, Inc.(85472N109)                                 16,651     424,600
#   Stantec, Inc.(2854238)                                   13,600     346,013
    Sun Life Financial, Inc.(866796105)                      75,560   2,896,215
    Sun Life Financial, Inc.(2566124)                        87,531   3,354,507
    Suncor Energy, Inc.(867224107)                          103,477   3,375,420
    Suncor Energy, Inc.(B3NB1P2)                            346,029  11,287,754
    Tahoe Resources, Inc.                                    79,542     435,095
#   Teck Resources, Ltd. Class B(878742204)                 235,116   5,099,666
    Teck Resources, Ltd. Class B(2879327)                    98,438   2,136,541
    TELUS Corp.                                              39,380   1,422,323
    Thomson Reuters Corp.(2126067)                           24,983   1,146,470
    Thomson Reuters Corp.(2889371)                           39,650   1,815,933
    TMX Group, Ltd.                                          14,800     784,664
    Toromont Industries, Ltd.                                 6,100     226,484
    Toronto-Dominion Bank (The)(891160509)                  161,992   8,349,068
    Toronto-Dominion Bank (The)(2897222)                    270,619  13,950,418
*   Tourmaline Oil Corp.                                     83,857   1,859,752
    TransAlta Renewables, Inc.                                1,900      22,280
    TransCanada Corp.(89353D107)                            111,789   5,714,654
    TransCanada Corp.(2665184)                               86,035   4,395,773
*   Trisura Group, Ltd.                                       1,227      25,281
*   Turquoise Hill Resources, Ltd.(900435108)                68,462     225,240
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                 275,489     905,959
#*  Valeant Pharmaceuticals International, Inc.(91911K102)  161,730   2,662,076
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)     89,472   1,474,036
    Veresen, Inc.                                            87,129   1,272,604
    Vermilion Energy, Inc.(923725105)                         9,082     299,343
    Vermilion Energy, Inc.(B607XS1)                          13,782     453,891
    Waste Connections, Inc.(94106B101)                       36,874   2,396,061
    Waste Connections, Inc.(BYQFRK5)                         22,131   1,438,372
    West Fraser Timber Co., Ltd.                             32,184   1,710,198
    Wheaton Precious Metals Corp.(962879102)                101,449   2,060,429
    Wheaton Precious Metals Corp.(BF13KN5)                   44,916     910,749
    Whitecap Resources, Inc.                                 82,700     610,922
    Winpak, Ltd.                                              2,300      98,752
    WSP Global, Inc.                                         31,700   1,286,815

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
CANADA -- (Continued)
    Yamana Gold, Inc.                                     302,591 $    788,787
                                                                  ------------
TOTAL CANADA                                                       392,637,514
                                                                  ------------
DENMARK -- (1.6%)
    AP Moller - Maersk A.S. Class A                           825    1,723,034
    AP Moller - Maersk A.S. Class B                         1,563    3,411,777
    Carlsberg A.S. Class B                                 51,272    5,696,274
    Chr Hansen Holding A.S.                                26,140    2,105,089
    Coloplast A.S. Class B                                 28,811    2,475,115
    Danske Bank A.S.                                      166,529    6,744,037
    DSV A.S.                                               65,836    4,250,747
*   Genmab A.S.                                             9,496    2,158,076
#   H Lundbeck A.S.                                        23,314    1,397,949
    ISS A.S.                                               70,212    2,878,328
    Jyske Bank A.S.                                        27,068    1,696,523
#   Novo Nordisk A.S. Class B                             451,549   19,204,115
    Novo Nordisk A.S. Sponsored ADR                        60,487    2,564,649
#   Novozymes A.S. Class B                                 75,670    3,494,096
#   Pandora A.S.                                           36,040    4,147,792
#   Tryg A.S.                                              45,695    1,029,613
    Vestas Wind Systems A.S.                               62,082    6,067,390
#*  William Demant Holding A.S.                            48,378    1,285,353
                                                                  ------------
TOTAL DENMARK                                                       72,329,957
                                                                  ------------
FINLAND -- (1.0%)
    Elisa Oyj                                              40,166    1,653,509
    Fortum Oyj                                            212,131    3,468,792
    Kone Oyj Class B                                      104,576    5,447,085
    Neste Oyj                                              67,324    2,918,766
    Nokia Oyj(5946455)                                    268,823    1,718,484
    Nokia Oyj(5902941)                                    899,569    5,740,314
    Nokia Oyj Sponsored ADR                               223,680    1,429,315
    Orion Oyj Class A                                       4,170      211,477
    Orion Oyj Class B                                      30,721    1,552,662
    Sampo Oyj Class A                                      98,632    5,394,339
    Stora Enso Oyj Class R                                360,617    4,821,387
    Stora Enso Oyj Sponsored ADR                           12,000      160,440
    UPM-Kymmene Oyj                                       284,085    7,733,673
    UPM-Kymmene Oyj Sponsored ADR                          13,000      353,925
    Wartsila Oyj Abp                                       43,314    2,878,569
                                                                  ------------
TOTAL FINLAND                                                       45,482,737
                                                                  ------------
FRANCE -- (8.6%)
    Accor SA                                               39,959    1,856,243
    Aeroports de Paris                                      9,188    1,554,929
    Air Liquide SA                                        107,672   13,202,057
    Airbus SE                                             165,417   13,821,679
#   Alstom SA                                              43,434    1,556,072
    Amundi SA                                              14,133    1,093,076
    Arkema SA                                              37,015    4,213,617
    Atos SE                                                31,790    4,833,211
    AXA SA                                                431,225   12,735,573

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    AXA SA Sponsored ADR                                     34,916 $ 1,028,975
    BioMerieux                                                3,273     721,217
    BNP Paribas SA                                          278,339  21,570,063
    Bollore SA                                              293,085   1,359,807
    Bouygues SA                                             114,982   4,929,751
    Bureau Veritas SA                                        69,919   1,593,079
    Capgemini SE                                             38,026   4,139,870
    Carrefour SA                                            274,037   6,582,408
    Casino Guichard Perrachon SA                             21,664   1,321,313
    Christian Dior SE                                        14,583   4,152,565
    Cie de Saint-Gobain                                     129,078   7,162,112
    Cie Generale des Etablissements Michelin                 69,685   9,437,861
    CNP Assurances                                           62,831   1,516,846
    Credit Agricole SA                                      276,134   4,846,799
    Danone SA                                               156,122  11,649,850
    Danone SA Sponsored ADR                                  12,646     188,552
    Dassault Aviation SA                                        330     495,461
    Dassault Systemes SE                                     34,982   3,431,652
    Eiffage SA                                               36,020   3,489,102
    Electricite de France SA                                325,718   3,306,243
    Engie SA                                                538,077   8,666,375
    Essilor International SA                                 56,686   7,176,824
#   Eurofins Scientific SE                                    2,541   1,415,462
    Eutelsat Communications SA                               16,179     437,872
    Faurecia                                                 35,390   1,965,139
    Groupe Eurotunnel SE                                     35,304     391,472
#   Hermes International                                      7,536   3,817,094
    Iliad SA                                                  7,502   1,861,053
    Imerys SA                                                13,157   1,140,507
    Ingenico Group SA                                        13,352   1,400,562
    Ipsen SA                                                  9,668   1,237,452
#   JCDecaux SA                                              21,745     774,379
    Kering                                                   14,029   4,903,434
    L'Oreal SA                                               66,281  13,732,112
    Legrand SA                                               72,302   4,994,449
    LVMH Moet Hennessy Louis Vuitton SE                      80,956  20,335,218
    Natixis SA                                              346,044   2,514,544
    Orange SA                                               549,563   9,247,427
#   Orange SA Sponsored ADR                                  45,487     766,456
    Orpea                                                    11,305   1,296,379
    Pernod Ricard SA                                         40,979   5,685,593
    Peugeot SA                                              315,043   6,776,804
    Publicis Groupe SA                                       57,767   4,368,134
    Publicis Groupe SA ADR                                    4,537      85,931
    Renault SA                                               89,890   8,098,359
    Safran SA                                                87,222   8,252,131
    Sanofi                                                  263,467  25,105,507
    Sartorius Stedim Biotech                                  7,939     565,672
    Schneider Electric SE(B11BPS1)                              935      73,602
    Schneider Electric SE(4834108)                          123,139   9,664,341
    SCOR SE                                                  62,605   2,640,419
    SEB SA                                                    5,793   1,030,600
    SES SA                                                  170,317   4,006,567

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
*   SFR Group SA                                            32,058 $  1,193,277
    Societe BIC SA                                           2,094      245,618
    Societe Generale SA                                    189,173   11,092,104
    Sodexo SA()                                             16,625    1,964,722
    Sodexo SA(7062713)                                      26,325    3,109,763
    STMicroelectronics NV                                  223,754    3,790,881
    Suez                                                   102,940    1,861,282
    Teleperformance                                         23,608    3,289,364
    Thales SA                                               32,758    3,626,569
    Total SA                                               425,610   21,643,832
#   Total SA Sponsored ADR                                 129,934    6,583,768
*   Ubisoft Entertainment SA                                 1,964      124,273
    Valeo SA                                                77,859    5,390,844
    Veolia Environnement SA                                 88,564    1,995,944
    Veolia Environnement SA ADR                             17,086      383,922
    Vinci SA                                               144,786   12,965,060
    Vivendi SA                                             292,725    6,765,992
    Zodiac Aerospace                                        48,103    1,375,634
                                                                   ------------
TOTAL FRANCE                                                        399,620,702
                                                                   ------------
GERMANY -- (7.5%)
    Adidas AG                                               41,848    9,557,840
    Allianz SE                                              87,232   18,594,200
    Allianz SE Sponsored ADR                               245,686    5,245,396
    Axel Springer SE                                        20,495    1,301,410
    BASF SE                                                241,542   22,994,783
#   BASF SE Sponsored ADR                                    8,000      762,160
#   Bayer AG                                               191,527   24,259,035
    Bayer AG Sponsored ADR                                  32,835    4,155,105
    Bayerische Motoren Werke AG                            110,908   10,190,163
    Beiersdorf AG                                           17,942    1,968,934
    Brenntag AG                                             43,820    2,483,156
*   Commerzbank AG                                         412,577    5,396,644
    Continental AG                                          33,303    7,502,083
    Covestro AG                                             41,317    3,204,063
    Daimler AG                                             290,896   20,381,560
    Deutsche Bank AG(D18190898)                            494,922    8,829,409
    Deutsche Bank AG(5750355)                               16,653      296,551
    Deutsche Boerse AG                                      39,988    4,175,435
    Deutsche Lufthansa AG                                  167,750    3,602,434
    Deutsche Post AG                                       278,272   10,794,878
    Deutsche Telekom AG                                    895,568   16,360,891
    Deutsche Telekom AG Sponsored ADR                       94,100    1,717,325
    Deutsche Wohnen AG                                      81,145    3,215,651
    E.ON SE                                                689,120    6,817,290
    E.ON SE Sponsored ADR                                   38,515      382,069
    Evonik Industries AG                                    58,005    1,975,508
#   Fielmann AG                                              6,417      515,377
    Fraport AG Frankfurt Airport Services Worldwide         16,364    1,638,675
    Fresenius Medical Care AG & Co. KGaA                    65,134    6,142,164
    Fresenius SE & Co. KGaA                                118,863   10,032,597
    Fuchs Petrolub SE                                        9,084      477,841
    GEA Group AG                                            50,662    2,058,962

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Hannover Rueck SE                                       17,686 $  2,232,303
    HeidelbergCement AG                                     55,010    5,447,197
    Henkel AG & Co. KGaA                                    21,511    2,706,280
    Hochtief AG                                              6,209    1,108,267
    Infineon Technologies AG                               311,582    6,766,398
    Innogy SE                                               38,391    1,612,418
    KION Group AG                                           36,232    3,143,969
    Lanxess AG                                              54,236    4,182,349
    LEG Immobilien AG                                        6,860      659,626
    Linde AG                                                39,348    7,506,051
    MAN SE                                                   8,511      942,506
    Merck KGaA                                              28,574    3,135,472
    Metro AG                                                70,033      786,987
*   Metro Wholesale & Food Specialist AG                    70,033    1,414,775
    MTU Aero Engines AG                                     15,950    2,337,533
    Muenchener Rueckversicherungs-Gesellschaft AG           37,441    8,042,304
    OSRAM Licht AG                                          25,927    2,160,608
#   ProSiebenSat.1 Media SE                                 63,535    2,538,480
    QIAGEN NV                                               53,003    1,758,065
    Rational AG                                                695      436,417
    RTL Group SA                                            10,646      828,216
*   RWE AG                                                 217,708    4,587,232
    SAP SE                                                 204,216   21,623,448
#   SAP SE Sponsored ADR                                     9,950    1,053,208
    Siemens AG                                             170,016   23,071,441
    Symrise AG                                              32,132    2,249,746
*   Talanx AG                                               19,158      790,022
#   Telefonica Deutschland Holding AG                      214,262    1,106,826
    ThyssenKrupp AG                                        110,511    3,282,334
    Uniper SE                                               84,959    1,750,918
    United Internet AG                                      35,581    2,166,172
    Volkswagen AG                                           11,572    1,819,647
    Vonovia SE                                             110,103    4,461,907
    Wacker Chemie AG                                         7,577      940,337
    Wirecard AG                                             15,705    1,201,881
*   Zalando SE                                              14,365      642,939
                                                                   ------------
TOTAL GERMANY                                                       347,523,868
                                                                   ------------
HONG KONG -- (2.9%)
    AIA Group, Ltd.                                      3,196,000   25,138,154
    ASM Pacific Technology, Ltd.                            74,100      957,649
#   Bank of East Asia, Ltd. (The)                          331,593    1,418,443
    BOC Aviation, Ltd.                                      10,600       55,067
    BOC Hong Kong Holdings, Ltd.                           880,500    4,328,955
*   Brightoil Petroleum Holdings, Ltd.                      40,000       10,394
    Cathay Pacific Airways, Ltd.                           589,000      922,823
    Cheung Kong Property Holdings, Ltd.                    625,462    5,058,000
    Chow Tai Fook Jewellery Group, Ltd.                    344,400      357,827
    CK Hutchison Holdings, Ltd.                            649,962    8,552,924
    CK Infrastructure Holdings, Ltd.                       141,000    1,314,216
    CLP Holdings, Ltd.                                     385,400    4,106,492
    FIH Mobile, Ltd.                                       627,000      209,496
    First Pacific Co., Ltd.                                466,400      349,052

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
    Galaxy Entertainment Group, Ltd.                       692,000 $  4,272,479
    Great Eagle Holdings, Ltd.                              16,000       87,742
#   Haitong International Securities Group, Ltd.           661,323      381,134
    Hang Lung Group, Ltd.                                  348,000    1,321,872
    Hang Lung Properties, Ltd.                             814,000    2,024,489
    Hang Seng Bank, Ltd.                                   190,800    4,148,102
    Henderson Land Development Co., Ltd.                   390,688    2,258,073
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                 622,000      592,279
    HKT Trust & HKT, Ltd.                                1,911,000    2,503,339
    Hong Kong & China Gas Co., Ltd.                      1,949,533    3,684,728
#   Hong Kong Exchanges & Clearing, Ltd.                   336,378    9,582,807
    Hopewell Holdings, Ltd.                                  3,000       11,474
    Hysan Development Co., Ltd.                            207,638    1,004,084
    Kerry Properties, Ltd.                                 276,893      970,306
#   Kingston Financial Group, Ltd.                       1,594,000      554,657
    L'Occitane International SA                             59,500      137,548
    Li & Fung, Ltd.                                      3,322,000    1,215,209
    Melco International Development, Ltd.                  371,000      876,671
    Melco Resorts & Entertainment, Ltd. ADR                 34,136      689,547
#   MGM China Holdings, Ltd.                               299,200      588,689
#   MTR Corp., Ltd.                                        311,511    1,798,845
    New World Development Co., Ltd.                      2,424,432    3,274,066
#   NWS Holdings, Ltd.                                     477,514      913,519
*   Orient Overseas International, Ltd.                      2,000       18,613
    PCCW, Ltd.                                           1,944,712    1,093,663
    Power Assets Holdings, Ltd.                            333,207    3,300,338
    Prada SpA                                              153,800      549,032
    Samsonite International SA                             407,400    1,706,085
    Sands China, Ltd.                                      699,200    3,238,345
    Shangri-La Asia, Ltd.                                  409,655      665,271
    Sino Land Co., Ltd.                                  1,176,844    1,940,934
    SJM Holdings, Ltd.                                     841,000      840,774
    Sun Hung Kai Properties, Ltd.                          345,108    5,339,599
    Swire Pacific, Ltd. Class A                            232,500    2,316,666
    Swire Pacific, Ltd. Class B                            255,000      451,624
    Swire Properties, Ltd.                                 257,600      889,874
    Techtronic Industries Co., Ltd.                        432,000    1,919,502
    WH Group, Ltd.                                       4,462,500    4,184,226
    Wharf Holdings, Ltd. (The)                             311,609    2,648,565
    Wheelock & Co., Ltd.                                   329,000    2,479,178
    Wynn Macau, Ltd.                                       447,200      966,217
    Xinyi Glass Holdings, Ltd.                             844,000      872,103
    Yue Yuen Industrial Holdings, Ltd.                     363,500    1,500,769
                                                                   ------------
TOTAL HONG KONG                                                     132,592,529
                                                                   ------------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                           325,833    2,719,337
    CRH P.L.C.(0182704)                                     58,738    2,057,606
    CRH P.L.C.(4182249)                                     22,786      799,808
    CRH P.L.C. Sponsored ADR                               145,351    5,097,460
    Glanbia P.L.C.                                          42,598      881,832
    Kerry Group P.L.C. Class A(0490656)                     18,318    1,648,242
    Kerry Group P.L.C. Class A(4519579)                     34,912    3,159,976

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                                     3,152 $   104,989
    Paddy Power Betfair P.L.C.                               21,470   2,151,126
    Smurfit Kappa Group P.L.C.                              117,151   3,484,190
                                                                    -----------
TOTAL IRELAND                                                        22,104,566
                                                                    -----------
ISRAEL -- (0.5%)
    Azrieli Group, Ltd.                                      13,913     760,257
    Bank Hapoalim BM                                        375,316   2,599,740
    Bank Leumi Le-Israel BM                                 953,671   4,581,575
    Bezeq The Israeli Telecommunication Corp., Ltd.         508,328     754,687
    Delek Group, Ltd.                                         1,238     253,526
    Elbit Systems, Ltd.(6308913)                              6,571     829,690
    Elbit Systems, Ltd.(M3760D101)                            1,593     200,750
    Frutarom Industries, Ltd.                                10,001     709,095
    Israel Chemicals, Ltd.                                  230,647   1,099,100
    Melisron, Ltd.                                            1,865      95,072
    Mizrahi Tefahot Bank, Ltd.                               78,950   1,426,620
    NIice, Ltd. Sponsored ADR                                11,268     841,269
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR      193,458   6,223,544
*   Tower Semiconductor, Ltd.                                16,495     438,718
                                                                    -----------
TOTAL ISRAEL                                                         20,813,643
                                                                    -----------
ITALY -- (1.9%)
    Assicurazioni Generali SpA                              317,631   5,761,256
    Atlantia SpA                                            139,779   4,251,985
    Banca Mediolanum SpA                                     33,378     291,852
    CNH Industrial NV                                       316,755   3,669,111
    Davide Campari-Milano SpA                               138,828   1,026,268
#   Enel SpA                                              1,800,266  10,269,251
    Eni SpA                                                 491,483   7,781,719
#   Eni SpA Sponsored ADR                                    67,929   2,145,198
    Ferrari NV(BD6G507)                                      35,703   3,757,054
#   Ferrari NV(N3167Y103)                                     3,200     336,608
*   Fiat Chrysler Automobiles NV(N31738102)                  57,301     692,769
*   Fiat Chrysler Automobiles NV(BRJFWP3)                   297,284   3,584,756
*   GEDI Gruppo Editoriale SpA                               32,568      30,230
#   Intesa Sanpaolo SpA                                   2,485,159   8,554,980
    Intesa Sanpaolo SpA Sponsored ADR                         9,000     187,380
    Italgas SpA                                              47,621     262,187
    Leonardo SpA                                            137,954   2,404,031
    Luxottica Group SpA                                      43,541   2,513,585
    Mediobanca SpA                                          187,413   1,955,395
    Parmalat SpA                                             31,585     114,460
    Poste Italiane SpA                                      174,308   1,283,124
    Prysmian SpA                                             42,114   1,347,054
    Recordati SpA                                            26,352   1,124,849
    Snam SpA                                                583,976   2,762,948
*   Telecom Italia SpA                                    6,510,459   6,698,026
*   Telecom Italia SpA Sponsored ADR                         78,565     817,076
#   Tenaris SA                                               33,701     533,234
#   Tenaris SA ADR                                           19,881     627,047
    Terna Rete Elettrica Nazionale SpA                      414,190   2,366,167

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
*   UniCredit SpA                                           568,413 $11,171,553
    UnipolSai Assicurazioni SpA                             342,398     791,549
                                                                    -----------
TOTAL ITALY                                                          89,112,702
                                                                    -----------
JAPAN -- (21.8%)
    ABC-Mart, Inc.                                            9,700     553,104
#*  Acom Co., Ltd.                                           76,500     325,787
#   Advantest Corp.                                          33,000     603,917
    Aeon Co., Ltd.                                          197,600   2,977,437
    AEON Financial Service Co., Ltd.                         54,100   1,177,494
    Aeon Mall Co., Ltd.                                      28,748     547,536
    Aica Kogyo Co., Ltd.                                      5,500     176,497
    Ain Holdings, Inc.                                        6,300     454,053
    Air Water, Inc.                                          82,300   1,593,422
    Aisin Seiki Co., Ltd.                                    59,800   3,108,941
    Ajinomoto Co., Inc.                                     142,800   2,872,102
    Alfresa Holdings Corp.                                   54,200     997,504
#   Alps Electric Co., Ltd.                                  76,400   2,077,563
    Amada Holdings Co., Ltd.                                100,300   1,145,537
    ANA Holdings, Inc.                                      258,000     885,755
    Aoyama Trading Co., Ltd.                                 12,600     439,201
    Aozora Bank, Ltd.                                       352,000   1,352,753
    Ariake Japan Co., Ltd.                                    2,300     164,891
    Asahi Glass Co., Ltd.                                    89,500   3,767,006
    Asahi Group Holdings, Ltd.                              101,600   4,141,342
    Asahi Intecc Co., Ltd.                                   12,500     561,316
    Asahi Kasei Corp.                                       366,000   4,179,696
#   Asics Corp.                                              53,100     965,232
    Astellas Pharma, Inc.                                   586,375   7,467,794
    Azbil Corp.                                              18,700     738,683
    Bandai Namco Holdings, Inc.                              69,000   2,398,670
    Bank of Kyoto, Ltd. (The)                               113,000   1,083,118
    Benesse Holdings, Inc.                                   15,200     581,732
    Bridgestone Corp.                                       202,313   8,511,610
    Brother Industries, Ltd.                                 89,900   2,293,751
#   Calbee, Inc.                                             22,300     924,512
    Canon Marketing Japan, Inc.                              19,700     435,145
    Canon, Inc.                                             176,500   6,140,582
#   Canon, Inc. Sponsored ADR                                64,347   2,247,641
    Casio Computer Co., Ltd.                                 51,100     837,039
    Central Japan Railway Co.                                34,845   5,607,499
    Chiba Bank, Ltd. (The)                                  272,000   1,951,451
#   Chiyoda Corp.                                            42,000     252,258
    Chubu Electric Power Co., Inc.                          148,400   1,949,970
    Chugai Pharmaceutical Co., Ltd.                          47,700   1,912,964
    Chugoku Bank, Ltd. (The)                                 63,500     920,445
    Chugoku Electric Power Co., Inc. (The)                   57,700     632,562
    Citizen Watch Co., Ltd.                                 107,800     801,512
    Coca-Cola Bottlers Japan, Inc.                           34,800   1,049,633
    COMSYS Holdings Corp.                                    39,600     811,266
    Concordia Financial Group, Ltd.                         480,200   2,421,502
    Cosmos Pharmaceutical Corp.                               2,500     532,235
    Credit Saison Co., Ltd.                                  60,700   1,169,172

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    CyberAgent, Inc.                                          26,200 $  809,189
*   CYBERDYNE, Inc.                                            5,900     80,281
    Dai Nippon Printing Co., Ltd.                            204,000  2,250,149
    Dai-ichi Life Holdings, Inc.                             266,600  4,605,245
    Daicel Corp.                                             136,600  1,775,541
    Daido Steel Co., Ltd.                                    116,000    705,940
    Daifuku Co., Ltd.                                         34,100  1,177,676
    Daiichi Sankyo Co., Ltd.                                 120,946  2,637,718
    Daiichikosho Co., Ltd.                                    19,000    915,089
    Daikin Industries, Ltd.                                   71,800  7,601,703
    Daito Trust Construction Co., Ltd.                        20,700  3,498,783
    Daiwa House Industry Co., Ltd.                           163,300  5,696,129
    Daiwa Securities Group, Inc.                             624,000  3,593,807
    Dena Co., Ltd.                                            40,500    889,748
    Denka Co., Ltd.                                          217,000  1,205,137
    Denso Corp.                                              110,100  5,287,597
    Dentsu, Inc.                                              50,982  2,383,802
    DIC Corp.                                                 49,500  1,867,061
    Disco Corp.                                                7,800  1,382,426
    DMG Mori Co., Ltd.                                        34,600    573,966
    Don Quijote Holdings Co., Ltd.                            40,700  1,478,175
    Dowa Holdings Co., Ltd.                                  134,200  1,083,444
    East Japan Railway Co.                                    79,500  7,455,692
    Ebara Corp.                                               36,500  1,067,771
#   Eisai Co., Ltd.                                           51,600  2,765,323
    Electric Power Development Co., Ltd.                      32,100    813,337
    Ezaki Glico Co., Ltd.                                     12,600    662,515
    FamilyMart UNY Holdings Co., Ltd.                         27,386  1,533,783
    FANUC Corp.                                               38,200  7,810,170
    Fast Retailing Co., Ltd.                                  14,100  4,230,690
    FP Corp.                                                   9,300    508,787
    Fuji Electric Co., Ltd.                                  282,000  1,552,625
    Fuji Media Holdings, Inc.                                 21,500    310,639
    FUJIFILM Holdings Corp.                                  100,400  3,690,538
    Fujikura, Ltd.                                           161,900  1,363,078
    Fujitsu General, Ltd.                                     15,000    316,624
    Fujitsu, Ltd.                                            590,440  4,396,846
    Fukuoka Financial Group, Inc.                            301,000  1,387,710
    Furukawa Electric Co., Ltd.                               42,200  1,904,443
    Glory, Ltd.                                               22,100    735,936
#   GMO Payment Gateway, Inc.                                  2,700    159,264
#   Gree, Inc.                                                18,000    138,290
#   GungHo Online Entertainment, Inc.                        176,000    475,529
    Gunma Bank, Ltd. (The)                                   144,800    848,377
    H2O Retailing Corp.                                       30,500    499,075
    Hachijuni Bank, Ltd. (The)                               148,400    942,170
    Hakuhodo DY Holdings, Inc.                                52,100    731,211
    Hamamatsu Photonics K.K.                                  28,600    909,095
    Hankyu Hanshin Holdings, Inc.                             82,400  2,940,978
#   Harmonic Drive Systems, Inc.                               7,200    311,006
    Haseko Corp.                                             161,500  2,022,083
    Heiwa Corp.                                               25,900    569,785
    Hikari Tsushin, Inc.                                       6,000    655,196

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hino Motors, Ltd.                                       117,500 $ 1,382,939
    Hirose Electric Co., Ltd.                                 6,000     817,009
    Hiroshima Bank, Ltd. (The)                              171,000     730,983
    HIS Co., Ltd.                                             8,000     245,975
    Hisamitsu Pharmaceutical Co., Inc.                       13,200     618,819
    Hitachi Capital Corp.                                    36,900     877,836
    Hitachi Chemical Co., Ltd.                               47,300   1,344,727
    Hitachi Construction Machinery Co., Ltd.                 33,300     953,284
    Hitachi High-Technologies Corp.                          20,165     742,251
    Hitachi Kokusai Electric, Inc.                            5,900     152,099
    Hitachi Metals, Ltd.                                     89,000   1,238,710
    Hitachi Transport System, Ltd.                           26,015     598,804
    Hitachi, Ltd.                                         1,199,575   8,252,854
    Hitachi, Ltd. ADR                                        34,292   2,369,234
    Hokkaido Electric Power Co., Inc.                        16,800     126,521
    Hokuhoku Financial Group, Inc.                           41,300     671,391
#   Hokuriku Electric Power Co.                              58,100     537,913
    Honda Motor Co., Ltd.                                   424,092  11,871,118
    Honda Motor Co., Ltd. Sponsored ADR                     113,774   3,187,947
    Horiba, Ltd.                                             10,600     649,312
    Hoshizaki Corp.                                          14,700   1,422,910
    House Foods Group, Inc.                                  20,700     534,358
    Hoya Corp.                                              105,000   5,920,625
    Hulic Co., Ltd.                                          63,900     674,695
    Ibiden Co., Ltd.                                         50,700     879,874
    Ichigo, Inc.                                             75,700     231,210
    Idemitsu Kosan Co., Ltd.                                 66,300   1,609,200
*   IHI Corp.                                               636,000   2,096,222
    Iida Group Holdings Co., Ltd.                            70,300   1,201,145
    Inpex Corp.                                             256,400   2,495,165
    Isetan Mitsukoshi Holdings, Ltd.                        125,280   1,220,871
    Isuzu Motors, Ltd.                                      276,293   3,788,583
    Ito En, Ltd.                                             17,100     632,330
    ITOCHU Corp.                                            345,600   5,419,528
    Itochu Techno-Solutions Corp.                            18,200     633,753
    Itoham Yonekyu Holdings, Inc.                            51,300     477,138
    Iyo Bank, Ltd. (The)                                     96,300     786,295
    Izumi Co., Ltd.                                          17,700     923,425
    J Front Retailing Co., Ltd.                             117,500   1,679,346
    Japan Airlines Co., Ltd.                                 40,200   1,298,839
    Japan Airport Terminal Co., Ltd.                          9,500     352,134
    Japan Exchange Group, Inc.                              157,100   2,819,522
    Japan Tobacco, Inc.                                     319,000  11,084,971
    JFE Holdings, Inc.                                      196,500   3,790,190
    JGC Corp.                                                60,400     967,554
    JSR Corp.                                                63,000   1,110,187
    JTEKT Corp.                                             113,260   1,612,112
    JXTG Holdings, Inc.                                   1,115,770   4,959,624
#   K's Holdings Corp.                                       35,078     704,219
    Kagome Co., Ltd.                                         17,800     540,714
    Kajima Corp.                                            369,000   3,217,547
    Kakaku.com, Inc.                                         38,000     536,894
    Kaken Pharmaceutical Co., Ltd.                            8,500     452,424

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Kamigumi Co., Ltd.                                       83,000 $   889,519
    Kaneka Corp.                                            129,000   1,033,698
    Kansai Electric Power Co., Inc. (The)                   155,400   2,086,572
    Kansai Paint Co., Ltd.                                   45,500   1,040,750
    Kao Corp.                                               143,600   8,743,017
    Kawasaki Heavy Industries, Ltd.                         695,000   2,212,809
#*  Kawasaki Kisen Kaisha, Ltd.                             299,000     742,375
    KDDI Corp.                                              531,800  14,091,092
    Keihan Holdings Co., Ltd.                               221,000   1,429,822
    Keikyu Corp.                                            104,000   1,206,988
    Keio Corp.                                              123,000   1,030,039
    Keisei Electric Railway Co., Ltd.                        32,000     875,683
    Kewpie Corp.                                             44,400   1,116,818
    Keyence Corp.                                            21,102   9,747,312
    Kikkoman Corp.                                           28,000     857,567
    Kinden Corp.                                             49,100     764,265
    Kintetsu Group Holdings Co., Ltd.                       401,280   1,538,800
    Kirin Holdings Co., Ltd.                                249,400   5,492,724
    Kobayashi Pharmaceutical Co., Ltd.                       10,200     633,939
#*  Kobe Steel, Ltd.                                        137,292   1,717,255
    Koei Tecmo Holdings Co., Ltd.                             3,600      74,379
    Koito Manufacturing Co., Ltd.                            33,100   1,933,573
    Komatsu, Ltd.                                           210,100   5,634,363
    Konami Holdings Corp.                                    25,200   1,314,278
    Konica Minolta, Inc.                                    295,700   2,449,341
    Kose Corp.                                                9,390   1,044,933
    Kubota Corp.                                            193,300   3,356,673
    Kubota Corp. Sponsored ADR                                8,151     713,539
    Kuraray Co., Ltd.                                       176,500   3,431,412
    Kurita Water Industries, Ltd.                            34,400     978,693
    Kyocera Corp.                                            57,700   3,505,277
    Kyocera Corp. Sponsored ADR                              21,258   1,298,651
    Kyowa Hakko Kirin Co., Ltd.                              65,200   1,180,787
    Kyudenko Corp.                                           20,000     754,350
    Kyushu Electric Power Co., Inc.                          91,900   1,088,288
    Kyushu Financial Group, Inc.                            130,200     816,970
#   Lawson, Inc.                                             17,300   1,177,754
    Lion Corp.                                               57,600   1,232,939
    LIXIL Group Corp.                                       127,040   3,269,403
    M3, Inc.                                                 63,900   1,723,707
#   Mabuchi Motor Co., Ltd.                                  13,000     685,100
    Maeda Corp.                                              49,000     592,450
    Makita Corp.                                             44,900   1,756,285
    Makita Corp. Sponsored ADR                                3,260     127,173
    Marubeni Corp.                                          460,700   3,052,817
    Marui Group Co., Ltd.                                    60,100     817,346
    Maruichi Steel Tube, Ltd.                                15,000     462,959
#   Matsui Securities Co., Ltd.                              40,100     328,207
    Matsumotokiyoshi Holdings Co., Ltd.                      13,700     844,820
    Mazda Motor Corp.                                       289,599   4,353,480
#   McDonald's Holdings Co. Japan, Ltd.                      12,400     503,878
    Mebuki Financial Group, Inc.                            376,040   1,447,573
    Medipal Holdings Corp.                                   52,700     964,380

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Megmilk Snow Brand Co., Ltd.                              12,500 $  345,593
    MEIJI Holdings Co., Ltd.                                  34,812  2,774,286
    Minebea Mitsumi, Inc.                                    146,100  2,407,043
    Miraca Holdings, Inc.                                     27,900  1,273,143
    MISUMI Group, Inc.                                        74,800  1,855,026
    Mitsubishi Chemical Holdings Corp.                       478,790  4,008,553
    Mitsubishi Corp.                                         364,800  7,920,614
    Mitsubishi Electric Corp.                                455,600  7,053,002
    Mitsubishi Estate Co., Ltd.                              286,000  5,200,325
    Mitsubishi Gas Chemical Co., Inc.                         66,100  1,525,032
    Mitsubishi Heavy Industries, Ltd.                        930,000  3,697,542
    Mitsubishi Logistics Corp.                                41,000    526,346
    Mitsubishi Materials Corp.                                56,900  1,911,504
    Mitsubishi Motors Corp.                                  191,699  1,382,839
    Mitsubishi Tanabe Pharma Corp.                            47,400  1,128,389
    Mitsubishi UFJ Financial Group, Inc.                   1,538,272  9,758,967
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR     1,429,197  9,103,985
    Mitsubishi UFJ Lease & Finance Co., Ltd.                 348,200  1,854,891
    Mitsui & Co., Ltd.                                       361,600  5,257,946
    Mitsui & Co., Ltd. Sponsored ADR                           2,559    748,482
    Mitsui Chemicals, Inc.                                   520,000  2,954,183
    Mitsui Fudosan Co., Ltd.                                 185,000  4,245,793
    Mitsui Mining & Smelting Co., Ltd.                       366,000  1,598,842
    Mitsui OSK Lines, Ltd.                                   427,000  1,328,940
    Miura Co., Ltd.                                           20,000    404,679
    Mixi, Inc.                                                12,400    681,500
    Mizuho Financial Group, Inc.                           5,559,805  9,887,415
#   Mizuho Financial Group, Inc. ADR                         307,194  1,096,683
#   MonotaRO Co., Ltd.                                        14,800    488,179
#   Morinaga & Co., Ltd.                                      10,399    596,001
    MS&AD Insurance Group Holdings, Inc.                     122,595  4,299,967
    Murata Manufacturing Co., Ltd.                            50,800  7,902,923
    Nabtesco Corp.                                            47,000  1,525,830
#   Nagoya Railroad Co., Ltd.                                216,000    990,571
    Nankai Electric Railway Co., Ltd.                        186,000    915,256
    NEC Corp.                                              1,237,546  3,364,200
*   Nexon Co., Ltd.                                           66,100  1,373,853
    NGK Insulators, Ltd.                                     100,500  2,021,079
    NGK Spark Plug Co., Ltd.                                  82,200  1,659,568
    NH Foods, Ltd.                                            60,000  1,774,757
    NHK Spring Co., Ltd.                                     121,700  1,314,430
    Nichirei Corp.                                            45,900  1,290,041
    Nidec Corp.                                               49,300  5,432,331
    Nidec Corp. Sponsored ADR                                 52,108  1,442,349
#   Nifco, Inc.                                               19,100  1,101,678
    Nihon Kohden Corp.                                        24,500    585,527
    Nihon M&A Center, Inc.                                    15,800    634,400
    Nikon Corp.                                              118,300  2,084,418
    Nintendo Co., Ltd.                                        21,600  7,335,672
    Nippo Corp.                                               25,000    508,604
    Nippon Electric Glass Co., Ltd.                           29,500  1,044,282
    Nippon Express Co., Ltd.                                 371,000  2,369,136
    Nippon Kayaku Co., Ltd.                                   58,000    811,752

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Nippon Paint Holdings Co., Ltd.                           42,600 $1,638,001
    Nippon Paper Industries Co., Ltd.                         49,900    994,849
    Nippon Shinyaku Co., Ltd.                                  9,200    580,655
    Nippon Shokubai Co., Ltd.                                  9,800    641,126
    Nippon Steel & Sumitomo Metal Corp.                      197,442  4,846,786
    Nippon Telegraph & Telephone Corp.                       167,900  8,216,722
    Nippon Television Holdings, Inc.                          12,900    220,550
*   Nippon Yusen K.K.                                        614,000  1,172,121
    Nipro Corp.                                               80,900  1,097,395
    Nishi-Nippon Railroad Co., Ltd.                           28,000    123,405
    Nissan Chemical Industries, Ltd.                          33,200  1,102,103
    Nissan Motor Co., Ltd.                                   841,700  8,357,455
    Nisshin Seifun Group, Inc.                                50,270    825,503
    Nisshinbo Holdings, Inc.                                  12,000    121,519
    Nissin Foods Holdings Co., Ltd.                            9,900    621,965
    Nitori Holdings Co., Ltd.                                 21,300  3,005,907
    Nitto Denko Corp.                                         43,400  3,869,935
    NOF Corp.                                                 48,000    652,165
    NOK Corp.                                                 37,580    860,208
    Nomura Holdings, Inc.                                    525,900  3,124,488
    Nomura Holdings, Inc. Sponsored ADR                      348,297  2,079,333
    Nomura Real Estate Holdings, Inc.                         59,500  1,179,359
    Nomura Research Institute, Ltd.                           30,778  1,152,124
    NS Solutions Corp.                                         8,600    181,059
    NSK, Ltd.                                                210,500  2,713,400
    NTN Corp.                                                268,000  1,247,280
    NTT Data Corp.                                           176,600  1,923,680
    NTT DOCOMO, Inc.                                         311,028  7,222,691
#   NTT DOCOMO, Inc. Sponsored ADR                            50,866  1,182,126
    NTT Urban Development Corp.                               27,400    280,341
    Obayashi Corp.                                           314,300  3,784,379
    Obic Co., Ltd.                                            12,900    806,488
#   Odakyu Electric Railway Co., Ltd.                         61,400  1,216,244
    Oji Holdings Corp.                                       591,000  3,030,920
#   Olympus Corp.                                             83,000  3,012,627
    Omron Corp.                                               54,900  2,739,075
    Ono Pharmaceutical Co., Ltd.                              84,900  1,857,249
    Oracle Corp.                                              12,300    826,742
#   Orient Corp.                                             208,000    350,819
    Oriental Land Co., Ltd.                                   56,600  4,102,966
    ORIX Corp.                                               440,100  6,983,692
    Osaka Gas Co., Ltd.                                      431,000  1,726,207
#   OSG Corp.                                                 26,100    550,301
    Otsuka Corp.                                              16,300  1,067,765
    Otsuka Holdings Co., Ltd.                                 79,700  3,509,927
    PALTAC Corp.                                               7,500    272,118
    Panasonic Corp.                                          552,687  7,612,315
#   Panasonic Corp. Sponsored ADR                            106,991  1,490,385
#   Park24 Co., Ltd.                                          30,300    766,826
#*  PeptiDream, Inc.                                          13,000    408,473
    Persol Holdings Co., Ltd.                                 49,200    932,822
    Pigeon Corp.                                              32,800  1,215,787
#   Pilot Corp.                                                4,000    174,235

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Pola Orbis Holdings, Inc.                                20,800 $   577,061
    Rakuten, Inc.                                           243,900   2,979,283
    Recruit Holdings Co., Ltd.                              323,300   5,596,218
    Relo Group, Inc.                                         32,000     642,289
    Resona Holdings, Inc.                                   584,900   3,013,206
    Resorttrust, Inc.                                        28,900     532,730
    Ricoh Co., Ltd.                                         277,800   2,612,018
    Rinnai Corp.                                              8,000     746,862
    Rohm Co., Ltd.                                           26,362   2,037,482
    Rohto Pharmaceutical Co., Ltd.                           29,900     603,990
    Ryohin Keikaku Co., Ltd.                                  7,300   1,866,196
    Sankyo Co., Ltd.                                         16,200     531,723
    Sankyu, Inc.                                             74,000     557,356
    Santen Pharmaceutical Co., Ltd.                         101,500   1,429,970
    Sanwa Holdings Corp.                                     84,300     912,852
    Sapporo Holdings, Ltd.                                   40,500   1,103,075
    Sawai Pharmaceutical Co., Ltd.                           16,900     952,513
    SBI Holdings, Inc.                                       88,450   1,265,415
    SCREEN Holdings Co., Ltd.                                20,200   1,350,215
    SCSK Corp.                                               12,200     514,842
    Secom Co., Ltd.                                          55,200   4,141,542
    Sega Sammy Holdings, Inc.                                70,248     947,837
#   Seibu Holdings, Inc.                                     74,400   1,297,885
#   Seiko Epson Corp.                                       119,600   3,148,164
    Seino Holdings Co., Ltd.                                 59,200     797,120
    Sekisui Chemical Co., Ltd.                              156,800   2,888,309
    Sekisui House, Ltd.                                     138,460   2,396,768
    Seria Co., Ltd.                                          10,400     516,176
    Seven & I Holdings Co., Ltd.                            194,676   7,846,349
#   Seven Bank, Ltd.                                        248,700     984,195
#*  Sharp Corp.                                             370,000   1,302,471
#   Shikoku Electric Power Co., Inc.                         47,900     575,609
    Shimadzu Corp.                                           60,500   1,191,241
    Shimamura Co., Ltd.                                       7,100     882,836
    Shimano, Inc.                                            20,300   2,976,190
    Shimizu Corp.                                           265,200   2,802,099
    Shin-Etsu Chemical Co., Ltd.                             86,000   7,865,985
    Shinsei Bank, Ltd.                                      644,000   1,061,474
    Shionogi & Co., Ltd.                                     77,100   4,116,375
    Shiseido Co., Ltd.                                       84,400   2,981,295
    Shizuoka Bank, Ltd. (The)                               195,000   1,739,787
    Showa Denko K.K.                                         85,600   2,228,116
    Showa Shell Sekiyu K.K.                                  89,800     978,169
    Skylark Co., Ltd.                                        38,700     584,095
    SMC Corp.                                                12,400   3,942,049
    SoftBank Group Corp.                                    242,488  19,543,937
    Sohgo Security Services Co., Ltd.                        21,900     928,317
    Sojitz Corp.                                            459,800   1,158,268
    Sompo Holdings, Inc.                                     95,950   3,763,370
    Sony Corp.                                              311,700  12,805,980
    Sony Corp. Sponsored ADR                                 25,884   1,063,056
#   Sony Financial Holdings, Inc.                            48,800     843,657
    Sotetsu Holdings, Inc.                                  112,722     551,878

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.                           28,300 $   925,940
    Stanley Electric Co., Ltd.                               49,600   1,638,482
    Start Today Co., Ltd.                                    53,100   1,498,309
    Subaru Corp.                                            179,886   6,489,754
    Sugi Holdings Co., Ltd.                                  11,400     581,659
#   Sumco Corp.                                              57,300     927,349
    Sumitomo Chemical Co., Ltd.                             896,148   5,237,196
    Sumitomo Corp.                                          288,200   3,895,544
    Sumitomo Dainippon Pharma Co., Ltd.                      45,500     637,362
    Sumitomo Electric Industries, Ltd.                      206,500   3,337,959
    Sumitomo Forestry Co., Ltd.                              66,500   1,017,950
    Sumitomo Heavy Industries, Ltd.                         218,000   1,589,311
    Sumitomo Metal Mining Co., Ltd.                         191,000   2,884,611
    Sumitomo Mitsui Financial Group, Inc.                   330,440  12,750,285
    Sumitomo Mitsui Trust Holdings, Inc.                     84,140   3,089,887
    Sumitomo Realty & Development Co., Ltd.                  98,000   2,966,689
    Sumitomo Rubber Industries, Ltd.                         98,800   1,713,210
    Sundrug Co., Ltd.                                        22,200     827,001
    Suntory Beverage & Food, Ltd.                            39,400   1,931,365
    Suruga Bank, Ltd.                                        45,300   1,092,360
    Suzuken Co., Ltd.                                        27,008     901,985
    Suzuki Motor Corp.                                       98,700   4,678,510
    Sysmex Corp.                                             44,500   2,547,410
    T&D Holdings, Inc.                                      223,600   3,298,493
    Taiheiyo Cement Corp.                                   660,000   2,476,504
    Taisei Corp.                                            379,000   3,627,798
    Taisho Pharmaceutical Holdings Co., Ltd.                  8,300     621,774
#   Taiyo Nippon Sanso Corp.                                 67,200     776,628
    Takara Holdings, Inc.                                    38,700     386,440
    Takashimaya Co., Ltd.                                   117,000   1,070,298
    Takeda Pharmaceutical Co., Ltd.                         167,200   8,832,645
    TDK Corp.                                                51,100   3,672,632
    TDK Corp. Sponsored ADR                                   1,900     136,667
    Teijin, Ltd.                                            109,400   2,193,402
    Terumo Corp.                                             87,100   3,293,250
    THK Co., Ltd.                                            43,000   1,312,950
    TIS, Inc.                                                29,900     903,872
    Tobu Railway Co., Ltd.                                  224,000   1,186,048
    Toda Corp.                                               78,000     536,227
    Toho Co., Ltd.                                           26,700     962,199
    Toho Gas Co., Ltd.                                      123,000     833,545
    Tohoku Electric Power Co., Inc.                         100,700   1,371,816
    Tokio Marine Holdings, Inc.                             181,300   7,624,254
    Tokio Marine Holdings, Inc. ADR                           4,182     176,480
    Tokyo Broadcasting System Holdings, Inc.                  8,300     156,880
    Tokyo Century Corp.                                      22,000     937,069
*   Tokyo Electric Power Co. Holdings, Inc.                 304,500   1,291,595
    Tokyo Electron, Ltd.                                     43,200   6,075,548
    Tokyo Gas Co., Ltd.                                     470,000   2,493,738
    Tokyo Tatemono Co., Ltd.                                 74,519   1,013,953
    Tokyu Corp.                                             122,618   1,804,313
    Tokyu Fudosan Holdings Corp.                            285,200   1,710,792
    Toppan Printing Co., Ltd.                               202,000   2,134,677

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                         ------- --------------
JAPAN -- (Continued)
    Toray Industries, Inc.                               411,593 $    3,716,652
#*  Toshiba Corp.                                        717,000      1,626,897
    Tosoh Corp.                                          313,000      3,705,960
    TOTO, Ltd.                                            46,200      1,859,152
    Toyo Seikan Group Holdings, Ltd.                      60,100        985,179
    Toyo Suisan Kaisha, Ltd.                              29,300      1,064,473
    Toyo Tire & Rubber Co., Ltd.                          50,000      1,026,327
    Toyoda Gosei Co., Ltd.                                38,400        906,030
    Toyota Boshoku Corp.                                  25,800        538,820
    Toyota Industries Corp.                               35,800      1,920,738
    Toyota Motor Corp.                                   422,423     23,807,692
    Toyota Motor Corp. Sponsored ADR                      96,721     10,913,998
    Toyota Tsusho Corp.                                  106,460      3,422,480
    Trend Micro, Inc.                                     35,700      1,785,438
    Trend Micro, Inc. Sponsored ADR                          777         38,967
    Tsumura & Co.                                         18,400        715,144
    Tsuruha Holdings, Inc.                                 9,600      1,007,245
    TV Asahi Holdings Corp.                                7,600        138,194
    Ube Industries, Ltd.                                 681,000      1,844,741
    Ulvac, Inc.                                           10,200        546,878
    Unicharm Corp.                                       115,300      2,958,304
#   Universal Entertainment Corp.                          8,200        235,255
    USS Co., Ltd.                                         57,300      1,157,534
    Welcia Holdings Co., Ltd.                             12,000        456,005
    West Japan Railway Co.                                39,500      2,835,278
#   Yahoo Japan Corp.                                    386,800      1,750,631
    Yakult Honsha Co., Ltd.                               18,200      1,240,249
#   Yamada Denki Co., Ltd.                               271,800      1,451,642
    Yamaguchi Financial Group, Inc.                       73,000        859,197
    Yamaha Corp.                                          39,100      1,382,701
    Yamaha Motor Co., Ltd.                               116,100      2,915,915
    Yamato Holdings Co., Ltd.                            118,200      2,372,549
    Yamato Kogyo Co., Ltd.                                 3,200         89,697
    Yamazaki Baking Co., Ltd.                             58,800      1,179,564
    Yaskawa Electric Corp.                                73,400      1,967,800
    Yokogawa Electric Corp.                               63,900      1,075,432
    Yokohama Rubber Co., Ltd. (The)                       65,800      1,325,060
    Zenkoku Hosho Co., Ltd.                               12,400        533,234
    Zensho Holdings Co., Ltd.                             26,600        481,172
    Zeon Corp.                                            86,000      1,072,945
                                                                 --------------
TOTAL JAPAN                                                       1,007,688,795
                                                                 --------------
NETHERLANDS -- (3.1%)
    ABN AMRO Group NV                                    103,314      2,920,195
    Aegon NV(007924103)                                   25,991        144,771
    Aegon NV(5927375)                                    611,527      3,427,885
    Akzo Nobel NV                                         99,092      8,971,201
*   Altice NV Class A                                    109,909      2,707,877
*   Altice NV Class B                                     22,389        553,131
#*  ArcelorMittal(03938L203)                             104,290      2,728,216
*   ArcelorMittal(BYPBS67)                               273,663      7,205,043
#   ASML Holding NV(B908F01)                              37,296      5,606,708
    ASML Holding NV(B929F46)                              41,815      6,305,709

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    Boskalis Westminster                                     3,787 $    135,448
    Coca-Cola European Partners P.L.C.                      49,554    2,150,795
    Gemalto NV(B9MS8P5)                                     23,550    1,199,665
    Gemalto NV(B011JK4)                                      2,377      121,166
    GrandVision NV                                          19,740      557,828
#   Heineken NV                                             59,387    6,196,984
    ING Groep NV                                           664,328   12,412,195
#   ING Groep NV Sponsored ADR                             280,356    5,251,068
    Koninklijke Ahold Delhaize NV                          344,717    7,050,859
    Koninklijke Ahold Delhaize NV Sponsored ADR             29,462      602,199
    Koninklijke DSM NV                                      65,371    4,822,308
#   Koninklijke KPN NV                                   1,249,262    4,530,258
    Koninklijke Philips NV(5986622)                        155,670    5,949,091
    Koninklijke Philips NV(500472303)                      105,514    4,027,469
    Koninklijke Vopak NV                                    22,816    1,086,324
    NN Group NV                                            119,162    4,830,096
    Randstad Holding NV                                     53,338    3,216,056
    RELX NV                                                214,287    4,500,970
    RELX NV Sponsored ADR                                   69,010    1,456,802
#   Unilever NV(904784709)                                 188,049   10,938,810
#   Unilever NV(B12T3J1)                                   271,544   15,824,936
    Wolters Kluwer NV                                      103,463    4,601,355
                                                                   ------------
TOTAL NETHERLANDS                                                   142,033,418
                                                                   ------------
NEW ZEALAND -- (0.2%)
*   a2 Milk Co., Ltd.                                      116,468      386,229
    Air New Zealand, Ltd.                                  427,076    1,075,194
    Auckland International Airport, Ltd.                   205,307    1,073,343
    Contact Energy, Ltd.                                   183,352      738,293
    EBOS Group, Ltd.                                        11,685      158,737
    Fisher & Paykel Healthcare Corp., Ltd.                 160,523    1,322,696
    Fletcher Building, Ltd.                                263,700    1,582,976
#   Fonterra Co-operative Group, Ltd.                       22,004      100,000
    Mercury NZ, Ltd.                                       182,060      476,112
    Meridian Energy, Ltd.                                  343,479      743,005
    Ryman Healthcare, Ltd.                                 115,533      765,146
    SKYCITY Entertainment Group, Ltd.                       53,400      162,057
    Spark New Zealand, Ltd.                                614,437    1,730,631
    Vector, Ltd.                                             3,699        9,453
*   Xero, Ltd.                                               5,729      113,510
    Z Energy, Ltd.                                          96,429      560,624
                                                                   ------------
TOTAL NEW ZEALAND                                                    10,998,006
                                                                   ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                        10,364      392,463
    Aker BP ASA                                             43,699      825,471
    Bakkafrost P/F                                          15,095      592,709
    DNB ASA                                                208,300    4,091,946
    Entra ASA                                               17,301      229,957
    Gjensidige Forsikring ASA                               59,061    1,022,186
#   Golar LNG, Ltd.                                          6,906      164,432
    Kongsberg Gruppen ASA                                   16,641      282,984

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Leroy Seafood Group ASA                                 122,750 $   712,481
#   Marine Harvest ASA                                      131,683   2,455,033
    Norsk Hydro ASA                                         281,797   1,818,307
*   Norwegian Finans Holding ASA                              8,817      94,721
    Orkla ASA                                               186,677   1,922,969
    Salmar ASA                                               14,794     384,620
#   Schibsted ASA Class A                                    18,198     464,247
    Schibsted ASA Class B                                    16,585     387,970
    SpareBank 1 SR-Bank ASA                                  59,708     595,941
    Statoil ASA                                             282,911   5,317,050
    Statoil ASA Sponsored ADR                                38,396     720,309
    Storebrand ASA                                          194,092   1,618,966
    Subsea 7 SA                                             126,197   1,869,971
    Telenor ASA                                             207,989   4,152,196
    TGS NOPEC Geophysical Co. ASA                            42,534     898,856
    Tomra Systems ASA                                         6,397      90,923
    Veidekke ASA                                             10,775     142,434
    Yara International ASA                                   42,604   1,693,347
                                                                    -----------
TOTAL NORWAY                                                         32,942,489
                                                                    -----------
PORTUGAL -- (0.1%)
    EDP - Energias de Portugal SA                           565,257   2,006,914
    EDP Renovaveis SA                                        77,303     617,793
    Galp Energia SGPS SA                                    140,229   2,246,541
    Jeronimo Martins SGPS SA                                 63,050   1,240,088
                                                                    -----------
TOTAL PORTUGAL                                                        6,111,336
                                                                    -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                        632,750   1,721,293
    City Developments, Ltd.                                 167,000   1,386,210
    ComfortDelGro Corp., Ltd.                               744,400   1,268,318
    Dairy Farm International Holdings, Ltd.                  84,800     683,714
    DBS Group Holdings, Ltd.                                376,989   6,014,338
    Genting Singapore P.L.C.                              1,783,600   1,532,455
    Global Logistic Properties, Ltd.                        538,300   1,313,790
    Golden Agri-Resources, Ltd.                           2,492,700     725,827
    Great Eastern Holdings, Ltd.                             13,000     239,725
    Hongkong Land Holdings, Ltd.                            280,800   2,110,068
    Hutchison Port Holdings Trust                         1,640,600     778,798
    Jardine Cycle & Carriage, Ltd.                           27,610     822,141
    Keppel Corp., Ltd.                                      574,500   2,716,917
    Olam International, Ltd.                                122,400     176,102
    Oversea-Chinese Banking Corp., Ltd.                     672,656   5,633,735
    SATS, Ltd.                                              217,736     775,768
    SembCorp Industries, Ltd.                               734,620   1,749,543
    Singapore Airlines, Ltd.                                404,000   3,096,096
    Singapore Exchange, Ltd.                                236,100   1,317,749
#   Singapore Press Holdings, Ltd.                          314,100     674,362
    Singapore Technologies Engineering, Ltd.                472,400   1,313,571
    Singapore Telecommunications, Ltd.(B02PY00)             334,600     979,615
    Singapore Telecommunications, Ltd.(B02PY22)           1,955,450   5,724,057
#   StarHub, Ltd.                                           134,400     270,696

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SINGAPORE -- (Continued)
    United Industrial Corp., Ltd.                           97,795 $    231,591
    United Overseas Bank, Ltd.                             357,965    6,334,404
    UOL Group, Ltd.                                        174,987    1,018,150
    Wilmar International, Ltd.                             391,500      963,778
                                                                   ------------
TOTAL SINGAPORE                                                      51,572,811
                                                                   ------------
SPAIN -- (3.0%)
    Abertis Infraestructuras SA                            208,465    4,110,367
    ACS Actividades de Construccion y Servicios SA          80,529    3,083,993
    Aena SA                                                 19,856    3,880,814
    Amadeus IT Group SA                                    135,906    8,365,543
    Banco Bilbao Vizcaya Argentaria SA                     938,951    8,495,332
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR       585,744    5,318,556
    Banco de Sabadell SA                                 2,182,971    4,874,841
    Banco Santander SA                                   2,932,531   19,965,162
#   Banco Santander SA Sponsored ADR                       451,417    3,078,667
    Bankia SA                                              298,776    1,510,110
    Bankinter SA                                           179,034    1,742,429
    CaixaBank SA                                         1,058,290    5,512,257
    Enagas SA                                               95,908    2,710,648
    Endesa SA                                              102,378    2,423,628
    Ferrovial SA                                           137,384    2,962,668
    Gas Natural SDG SA                                     131,848    3,085,774
    Grifols SA                                              87,226    2,447,560
    Iberdrola SA                                         1,566,850   12,351,380
    Industria de Diseno Textil SA                          288,002   11,432,063
    Mapfre SA                                              488,383    1,819,139
    Red Electrica Corp. SA                                 120,711    2,586,039
    Repsol SA                                              462,499    7,745,877
    Repsol SA Sponsored ADR                                 99,830    1,678,147
    Siemens Gamesa Renewable Energy SA                      95,952    1,569,887
    Telefonica SA                                          919,274   10,408,912
    Telefonica SA Sponsored ADR                            387,745    4,373,764
                                                                   ------------
TOTAL SPAIN                                                         137,533,557
                                                                   ------------
SWEDEN -- (2.7%)
    AAK AB                                                   9,855      728,440
    Alfa Laval AB                                           99,084    2,212,900
    Assa Abloy AB Class B                                  225,037    4,820,954
    Atlas Copco AB Class A                                 194,505    7,034,804
    Atlas Copco AB Class B                                 112,186    3,633,241
    Axfood AB                                               17,676      297,692
    BillerudKorsnas AB                                      88,976    1,406,921
    Boliden AB                                             137,832    4,327,102
    Castellum AB                                            76,833    1,194,261
    Electrolux AB Series B                                  73,490    2,513,024
    Elekta AB Class B                                       60,044      577,910
*   Essity AB Class A                                        8,605      248,863
*   Essity AB Class B                                      158,208    4,587,244
    Fabege AB                                               34,721      685,787
*   Fastighets AB Balder Class B                            24,067      612,340
#*  Fingerprint Cards AB Class B                             8,405       39,306

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWEDEN -- (Continued)
    Getinge AB Class B                                      91,928 $  1,595,765
    Hennes & Mauritz AB Class B                            259,323    6,765,778
    Hexagon AB Class B                                      61,691    3,048,230
    Hexpol AB                                              140,118    1,433,116
    Holmen AB Class B                                       19,429      877,521
    Hufvudstaden AB Class A                                 43,712      760,870
    Husqvarna AB Class A                                    12,600      127,099
    Husqvarna AB Class B                                   156,533    1,592,357
#   ICA Gruppen AB                                          27,546    1,103,742
    Lifco AB Class B                                         1,409       46,976
*   Lundin Petroleum AB                                     32,718      745,109
    Millicom International Cellular SA                      35,634    2,232,880
    NCC AB Class B                                          12,509      325,480
    Nibe Industrier AB Class B                              99,984      953,257
    Nordea Bank AB                                         722,226    9,112,959
    Pandox AB                                                7,720      138,863
    Peab AB                                                 82,974      973,971
    Saab AB Class B                                         22,981    1,066,307
    Sandvik AB                                             330,331    5,205,553
    Securitas AB Class B                                   119,211    1,985,262
    Skandinaviska Enskilda Banken AB Class A               375,832    4,759,655
    Skanska AB Class B                                     100,982    2,294,656
    SKF AB Class A                                           6,795      135,369
    SKF AB Class B                                         215,247    4,278,281
*   SSAB AB Class A                                         81,249      410,505
*   SSAB AB Class B                                        199,604      824,198
    Svenska Cellulosa AB SCA Class A                         8,605       88,906
    Svenska Cellulosa AB SCA Class B                       158,208    1,309,944
    Svenska Handelsbanken AB Class A                       367,077    5,463,612
    Svenska Handelsbanken AB Class B                         3,612       53,867
    Sweco AB Class B                                        20,584      502,726
    Swedbank AB Class A                                    215,650    5,623,585
    Swedish Match AB                                        44,635    1,569,961
*   Swedish Orphan Biovitrum AB                             28,314      431,141
    Tele2 AB Class B                                       110,862    1,319,455
    Telefonaktiebolaget LM Ericsson Class A                 14,581       94,498
    Telefonaktiebolaget LM Ericsson Class B                758,382    4,908,558
    Telia Co. AB                                           888,392    4,176,206
    Trelleborg AB Class B                                   81,891    1,928,736
    Volvo AB Class A                                        60,224    1,022,362
    Volvo AB Class B                                       425,095    7,220,410
    Wallenstam AB Class B                                   29,527      300,613
                                                                   ------------
TOTAL SWEDEN                                                        123,729,128
                                                                   ------------
SWITZERLAND -- (7.0%)
    ABB, Ltd.                                              419,859    9,835,751
    ABB, Ltd. Sponsored ADR                                141,955    3,335,942
    Adecco Group AG                                         82,748    6,313,093
    ams AG                                                   6,444      464,397
    Baloise Holding AG                                      18,796    3,019,879
    Banque Cantonale Vaudoise                                1,035      748,820
    Barry Callebaut AG                                         736    1,049,633
    Chocoladefabriken Lindt & Spruengli AG                      21    1,431,209

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
    Cie Financiere Richemont SA                            110,324 $  9,378,655
    Clariant AG                                            124,434    2,891,537
    Credit Suisse Group AG                                 501,697    7,711,926
    Credit Suisse Group AG Sponsored ADR                    62,787      963,784
    DKSH Holding AG                                          1,279      100,648
*   Dufry AG                                                17,788    2,833,727
    EMS-Chemie Holding AG                                    2,286    1,590,641
    Flughafen Zurich AG                                     10,477    2,672,041
    Geberit AG                                              11,507    5,534,345
    Givaudan SA                                              3,191    6,348,837
    Helvetia Holding AG                                        161       89,987
*   Idorsia, Ltd.                                           27,203      509,203
    Julius Baer Group, Ltd.                                 85,038    4,813,748
    Kuehne + Nagel International AG                         16,305    2,839,412
    LafargeHolcim, Ltd.(BZ3DNX4)                            29,333    1,760,576
    LafargeHolcim, Ltd.(7110753)                            94,095    5,622,288
    Logitech International SA(B18ZRK2)                      35,440    1,286,295
    Logitech International SA(H50430232)                     1,390       50,096
    Lonza Group AG                                          19,934    4,737,805
    Nestle SA                                              810,551   68,418,208
    Novartis AG                                            440,772   37,543,951
    Novartis AG Sponsored ADR                               86,125    7,337,850
    Partners Group Holding AG                                5,335    3,463,311
    Roche Holding AG(7108918)                                7,382    1,903,253
    Roche Holding AG(7110388)                              204,910   51,876,918
    Schindler Holding AG                                     5,375    1,130,342
    SGS SA                                                   1,665    3,679,958
    Sika AG                                                    682    4,699,837
    Sonova Holding AG                                       18,391    2,982,859
    Straumann Holding AG                                     2,604    1,470,526
#   Swatch Group AG (The)(7184725)                          11,755    4,663,918
    Swatch Group AG (The)(7184736)                          19,696    1,517,065
    Swiss Life Holding AG                                   12,374    4,515,924
    Swiss Prime Site AG                                     23,246    2,098,462
    Swiss Re AG                                             73,062    7,044,066
    Swisscom AG                                              7,823    3,823,584
    Temenos Group AG                                        16,649    1,609,397
    UBS Group AG(BRJL176)                                  529,078    9,200,912
*   UBS Group AG(H42097107)                                319,797    5,574,062
#   Vifor Pharma AG                                         17,960    1,917,117
    Zurich Insurance Group AG                               37,119   11,313,111
                                                                   ------------
TOTAL SWITZERLAND                                                   325,718,906
                                                                   ------------
UNITED KINGDOM -- (15.3%)
    3i Group P.L.C.                                        348,913    4,307,376
    Aberdeen Asset Management P.L.C.                       317,798    1,381,439
    Admiral Group P.L.C.                                    55,470    1,513,219
*   Anglo American P.L.C.                                  514,782    8,515,379
    Antofagasta P.L.C.                                     118,014    1,473,762
    Ashtead Group P.L.C.                                   192,974    4,145,913
    Associated British Foods P.L.C.                         80,389    3,144,794
    AstraZeneca P.L.C.                                     153,478    9,147,757
#   AstraZeneca P.L.C. Sponsored ADR                       372,066   11,228,952

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Auto Trader Group P.L.C.                                248,313 $ 1,254,095
    Aviva P.L.C.                                          1,152,835   8,194,383
    Babcock International Group P.L.C.                      202,339   2,253,990
    BAE Systems P.L.C.                                    1,117,915   8,869,345
    Barclays P.L.C.                                         928,091   2,488,445
    Barclays P.L.C. Sponsored ADR                           758,512   8,138,834
    Barratt Developments P.L.C.                             415,848   3,377,395
    Berkeley Group Holdings P.L.C.                           66,753   3,078,541
    BHP Billiton P.L.C.                                     171,137   3,120,514
    BHP Billiton P.L.C. ADR                                 188,914   6,878,359
    BP P.L.C.                                               243,024   1,427,463
    BP P.L.C. Sponsored ADR                                 681,280  23,940,162
    British American Tobacco P.L.C.                         368,573  22,927,355
    British American Tobacco P.L.C. Sponsored ADR           175,004  10,941,250
    BT Group P.L.C.                                       2,107,623   8,721,970
    BT Group P.L.C. Sponsored ADR                            69,804   1,458,206
    Bunzl P.L.C.                                            112,003   3,381,776
    Burberry Group P.L.C.                                   152,172   3,432,615
    Capita P.L.C.                                           191,542   1,664,291
    Carnival P.L.C.                                          26,312   1,775,964
#   Carnival P.L.C. ADR                                      20,013   1,346,475
    Centrica P.L.C.                                       1,901,610   4,981,590
    Coca-Cola HBC AG                                         47,586   1,438,671
    Compass Group P.L.C.                                    451,988   9,644,139
    Croda International P.L.C.                               38,291   1,868,437
    DCC P.L.C.                                               29,261   2,572,406
    Diageo P.L.C.                                           179,309   5,791,135
    Diageo P.L.C. Sponsored ADR                             121,935  15,921,053
    Direct Line Insurance Group P.L.C.                      629,833   3,112,701
    Dixons Carphone P.L.C.                                  396,072   1,406,741
    DS Smith P.L.C.                                         403,828   2,572,439
    easyJet P.L.C.                                           69,710   1,136,996
    Experian P.L.C.                                         291,459   5,790,195
    Ferguson P.L.C.                                          17,864     107,366
    Fresnillo P.L.C.                                         68,007   1,380,146
    G4S P.L.C.                                              673,936   2,925,357
    GKN P.L.C.                                              725,627   3,078,368
    GlaxoSmithKline P.L.C.                                  570,253  11,352,007
#   GlaxoSmithKline P.L.C. Sponsored ADR                    423,459  17,158,559
    Glencore P.L.C.                                       2,803,941  12,369,288
    Halma P.L.C.                                            162,479   2,355,063
    Hargreaves Lansdown P.L.C.                               79,183   1,440,781
#   Hikma Pharmaceuticals P.L.C.                             57,203   1,064,814
    Hiscox, Ltd.                                             41,914     718,093
    HSBC Holdings P.L.C.                                  1,850,859  18,536,182
#   HSBC Holdings P.L.C. Sponsored ADR                      606,879  30,398,569
    Imperial Brands P.L.C.                                  237,147   9,766,492
    Imperial Brands P.L.C. Sponsored ADR                     38,600   1,617,340
    Inchcape P.L.C.                                          61,737     654,436
    Informa P.L.C.                                          218,977   2,008,420
    Inmarsat P.L.C.                                         168,418   1,723,620
    InterContinental Hotels Group P.L.C.                     41,900   2,370,886
    International Consolidated Airlines Group SA            292,055   2,227,349

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Intertek Group P.L.C.                                    51,911 $ 2,944,669
    Investec P.L.C.                                         222,918   1,692,614
    ITV P.L.C.                                            1,062,665   2,430,106
    J Sainsbury P.L.C.                                      843,947   2,726,760
    JD Sports Fashion P.L.C.                                 25,768     121,802
    Johnson Matthey P.L.C.                                   66,116   2,450,402
*   Just Eat P.L.C.                                         119,253     976,789
    Kingfisher P.L.C.                                       897,138   3,481,574
    Legal & General Group P.L.C.                          2,313,992   8,193,193
*   Liberty Global P.L.C. Class A                             6,400     216,692
*   Liberty Global P.L.C. Series C                           15,389     504,290
#*  Liberty Global P.L.C. LiLAC Class A                         798      20,537
*   Liberty Global P.L.C. LiLAC Class C                       1,919      48,973
    Lloyds Banking Group P.L.C.                          13,778,990  11,912,449
    Lloyds Banking Group P.L.C. ADR                       1,072,344   3,774,651
    London Stock Exchange Group P.L.C.                       74,761   3,701,173
    Marks & Spencer Group P.L.C.                            667,846   2,838,424
#   Mediclinic International P.L.C.                          98,374     960,891
    Meggitt P.L.C.                                          276,113   1,832,634
    Melrose Industries P.L.C.                               544,083   1,668,169
    Merlin Entertainments P.L.C.                            300,118   1,858,329
    Micro Focus International P.L.C.                         98,386   2,897,304
    Mondi P.L.C.                                            127,892   3,368,603
    National Grid P.L.C.                                    334,987   4,145,087
    National Grid P.L.C. Sponsored ADR                       96,321   6,020,996
    Next P.L.C.                                              37,645   1,962,262
    Old Mutual P.L.C.                                     1,759,015   4,562,323
    Pearson P.L.C.                                          121,772   1,053,824
    Pearson P.L.C. Sponsored ADR                            148,327   1,275,612
    Pennon Group P.L.C.                                      82,561     877,543
    Persimmon P.L.C.                                        110,482   3,650,427
    Provident Financial P.L.C.                               63,533   1,729,553
    Prudential P.L.C.                                       253,769   6,192,088
    Prudential P.L.C. ADR                                   126,945   6,216,497
    Randgold Resources, Ltd.                                 24,614   2,291,172
    Reckitt Benckiser Group P.L.C.                          176,913  17,200,773
    RELX P.L.C.                                             193,002   4,203,831
#   RELX P.L.C. Sponsored ADR                               116,032   2,565,467
    Rentokil Initial P.L.C.                                 514,604   1,972,226
    Rightmove P.L.C.                                         24,371   1,351,948
    Rio Tinto P.L.C.                                        165,092   7,737,369
#   Rio Tinto P.L.C. Sponsored ADR                          183,639   8,700,816
    Rolls-Royce Holdings P.L.C.                             625,254   7,326,051
*   Royal Bank of Scotland Group P.L.C.                     444,195   1,456,320
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR       176,787   1,173,866
    Royal Dutch Shell P.L.C. Class A(B03MLX2)               476,165  13,447,578
    Royal Dutch Shell P.L.C. Class A(B09CBL4)                   949      26,847
    Royal Dutch Shell P.L.C. Class B                         93,647   2,667,775
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A         353,322  19,973,307
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B         373,535  21,612,735
    Royal Mail P.L.C.                                       287,876   1,530,745
    RSA Insurance Group P.L.C.                              352,623   3,036,010
    Sage Group P.L.C. (The)                                 303,630   2,700,173

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Schroders P.L.C.(0239581)                             15,545 $      504,835
    Schroders P.L.C.(0240549)                             36,343      1,651,496
    Severn Trent P.L.C.                                   77,197      2,282,514
    Shire P.L.C.                                         132,271      7,394,267
    Shire P.L.C. ADR                                      15,456      2,589,498
    Sky P.L.C.                                           344,104      4,385,311
    Sky P.L.C. Sponsored ADR                                 647         32,965
    Smith & Nephew P.L.C.                                230,418      4,009,259
    Smith & Nephew P.L.C. Sponsored ADR                   31,838      1,122,272
    Smiths Group P.L.C.                                  143,658      2,909,773
    Spirax-Sarco Engineering P.L.C.                       16,725      1,227,506
    SSE P.L.C.                                           355,730      6,473,713
    St James's Place P.L.C.                              220,057      3,534,633
*   Standard Chartered P.L.C.                            807,272      9,023,902
    Standard Life P.L.C.                                 705,932      4,063,414
    Taylor Wimpey P.L.C.                               1,699,160      4,267,610
*   Tesco P.L.C.                                       2,989,863      6,872,243
    Travis Perkins P.L.C.                                 63,541      1,272,622
    TUI AG                                               161,985      2,546,020
    Unilever P.L.C.                                      100,087      5,708,233
#   Unilever P.L.C. Sponsored ADR                        270,502     15,415,909
    United Utilities Group P.L.C.                        212,032      2,512,685
    United Utilities Group P.L.C. ADR                      5,177        124,300
    Vodafone Group P.L.C.                              5,553,355     16,278,843
    Vodafone Group P.L.C. Sponsored ADR                  234,329      6,954,896
    Weir Group P.L.C. (The)                               55,734      1,349,015
    Whitbread P.L.C.                                      60,451      3,069,700
    WM Morrison Supermarkets P.L.C.                      908,850      2,882,509
    Wolseley P.L.C.                                       73,347      4,379,394
    Worldpay Group P.L.C.                                414,029      2,020,382
    WPP P.L.C.                                           320,561      6,537,454
    WPP P.L.C. Sponsored ADR                               3,117        317,809
                                                                 --------------
TOTAL UNITED KINGDOM                                                706,016,889
                                                                 --------------
TOTAL COMMON STOCKS                                               4,407,157,317
                                                                 --------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG                           19,174      1,527,911
    Fuchs Petrolub SE                                     16,704        991,640
    Henkel AG & Co. KGaA                                  31,937      4,523,811
    Porsche Automobil Holding SE                          55,092      3,153,086
#   Sartorius AG                                           9,717        918,400
    Schaeffler AG                                         34,992        487,869

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
#     Volkswagen AG                                       64,521 $    9,922,618
                                                                 --------------
TOTAL GERMANY                                                        21,525,335
                                                                 --------------
TOTAL PREFERRED STOCKS                                               21,525,335
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,428,682,652
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund                  16,566,045    191,702,273
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,855,581,079)^^            $4,620,384,925
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $  5,884,559 $  264,953,261   --    $  270,837,820
   Austria                             --     12,342,019   --        12,342,019
   Belgium                             --     57,413,925   --        57,413,925
   Canada                     392,637,514             --   --       392,637,514
   Denmark                      2,564,649     69,765,308   --        72,329,957
   Finland                      1,943,680     43,539,057   --        45,482,737
   France                      11,075,928    388,544,774   --       399,620,702
   Germany                     23,559,447    323,964,421   --       347,523,868
   Hong Kong                      689,547    131,902,982   --       132,592,529
   Ireland                      7,816,797     14,287,769   --        22,104,566
   Israel                       7,265,563     13,548,080   --        20,813,643
   Italy                        4,806,078     84,306,624   --        89,112,702
   Japan                       39,416,696    968,272,099   --     1,007,688,795
   Netherlands                 30,877,209    111,156,209   --       142,033,418
   New Zealand                         --     10,998,006   --        10,998,006
   Norway                         884,741     32,057,748   --        32,942,489
   Portugal                            --      6,111,336   --         6,111,336
   Singapore                           --     51,572,811   --        51,572,811
   Spain                       14,449,134    123,084,423   --       137,533,557
   Sweden                       4,836,107    118,893,021   --       123,729,128
   Switzerland                 17,770,937    307,947,969   --       325,718,906
   United Kingdom             227,797,213    478,219,676   --       706,016,889
Preferred Stocks
   Germany                             --     21,525,335   --        21,525,335
Securities Lending
  Collateral                           --    191,702,273   --       191,702,273
Futures Contracts**               663,138             --   --           663,138
                             ------------ --------------   --    --------------
TOTAL                        $794,938,937 $3,826,109,126   --    $4,621,048,063
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (93.6%)

AUSTRALIA -- (5.7%)
*   3P Learning, Ltd.                                        35,638 $    31,361
*   Acrux, Ltd.                                             183,394      44,022
#   Adacel Technologies, Ltd.                                62,189     133,535
#   Adelaide Brighton, Ltd.                               1,271,892   5,723,493
    AGL Energy, Ltd.                                        327,064   6,307,011
#   Ainsworth Game Technology, Ltd.                         286,247     553,530
*   Alkane Resources, Ltd.                                  245,027      66,771
    ALS, Ltd.                                               783,344   4,650,948
    Altium, Ltd.                                            153,355   1,072,415
#   Alumina, Ltd.                                         8,621,351  13,094,742
    AMA Group, Ltd.                                         184,987     150,904
#   Amaysim Australia, Ltd.                                 350,794     448,896
    Amcor, Ltd.                                             574,332   7,050,183
#   Amcor, Ltd. Sponsored ADR                                29,714   1,457,769
    AMP, Ltd.                                             7,088,749  30,559,319
    Ansell, Ltd.                                            529,182   9,297,824
#   AP Eagers, Ltd.                                         104,957     762,879
    APA Group                                             1,026,927   7,084,556
#   APN Outdoor Group, Ltd.                                 371,553   1,369,875
    Appen, Ltd.                                             132,147     440,409
#   ARB Corp., Ltd.                                         164,189   2,012,760
#   Ardent Leisure Group                                  1,110,663   1,856,443
    Aristocrat Leisure, Ltd.                                615,636   9,983,416
#*  Arrium, Ltd.                                         16,558,707     248,381
    Asaleo Care, Ltd.                                     1,621,610   1,726,408
    ASX, Ltd.                                                68,994   2,885,713
#*  Atlas Iron, Ltd.                                      7,153,401     120,114
    AUB Group, Ltd.                                          79,079     815,140
    Aurizon Holdings, Ltd.                                2,585,590  10,377,923
    Ausdrill, Ltd.                                        1,429,709   2,225,263
    AusNet Services                                       2,284,030   2,987,498
    Austal, Ltd.                                          1,070,977   1,544,547
#   Australia & New Zealand Banking Group, Ltd.           2,396,023  56,807,652
#*  Australian Agricultural Co., Ltd.                     1,588,339   2,102,435
    Australian Finance Group, Ltd.                           52,835      60,609
    Australian Pharmaceutical Industries, Ltd.            1,154,168   1,620,542
    Australian Vintage, Ltd.                                112,455      37,752
    Auswide Bank, Ltd.                                       24,392     100,528
#   Automotive Holdings Group, Ltd.                       1,087,772   3,332,833
    Aveo Group                                              951,410   1,849,583
    AVJennings, Ltd.                                        200,265     118,601
#*  AWE, Ltd.                                             3,068,174   1,180,307
#   Baby Bunting Group, Ltd.                                 35,595      56,796
    Bank of Queensland, Ltd.                              1,238,709  11,940,402
#   Bapcor, Ltd.                                            203,972     921,497
    Beach Energy, Ltd.                                    7,844,539   4,277,376
#*  Beadell Resources, Ltd.                               1,360,993     202,887
#   Bega Cheese, Ltd.                                       119,840     658,677
#   Bellamy's Australia, Ltd.                               166,699     940,732
#   Bendigo & Adelaide Bank, Ltd.                         1,336,045  11,883,934
    BHP Billiton, Ltd.                                    3,649,217  76,000,106

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   BHP Billiton, Ltd. Sponsored ADR                        623,528 $25,976,176
#*  Billabong International, Ltd.                           322,756     206,573
#   Blackmores, Ltd.                                         33,054   2,341,548
    Blue Sky Alternative Investments, Ltd.                   29,051     217,747
    BlueScope Steel, Ltd.                                 2,902,260  30,573,975
*   Boart Longyear, Ltd.                                    549,707      23,297
    Boral, Ltd.                                           3,508,434  19,442,599
    Brambles, Ltd.                                          832,964   6,158,747
    Breville Group, Ltd.                                    242,690   1,951,306
    Brickworks, Ltd.                                        231,237   2,441,626
    BT Investment Management, Ltd.                          398,353   3,428,090
#   Cabcharge Australia, Ltd.                               441,835     770,794
    Caltex Australia, Ltd.                                  201,033   5,009,897
#   Capilano Honey, Ltd.                                      6,902      91,049
*   Capitol Health, Ltd.                                    458,222      97,240
*   Cardno, Ltd.                                            693,024     696,788
*   Carnarvon Petroleum, Ltd.                               856,412      51,381
    carsales.com, Ltd.                                      693,335   6,851,309
#   Cash Converters International, Ltd.                   1,161,612     306,632
    Cedar Woods Properties, Ltd.                             47,460     186,414
    Challenger, Ltd.                                        687,997   7,070,480
    CIMIC Group, Ltd.                                       137,887   4,573,990
    Class, Ltd.                                              12,971      30,895
    Cleanaway Waste Management, Ltd.                      6,408,685   6,688,150
*   Coal of Africa, Ltd.                                    400,214      12,196
    Coca-Cola Amatil, Ltd.                                  671,919   4,424,541
    Cochlear, Ltd.                                           64,556   7,374,472
    Codan, Ltd.                                             322,564     578,540
#   Collection House, Ltd.                                  340,919     331,594
    Collins Foods, Ltd.                                     415,384   1,989,822
#   Commonwealth Bank of Australia                          695,403  46,588,419
    Computershare, Ltd.                                     485,815   5,466,152
#*  Cooper Energy, Ltd.                                   1,386,650     382,735
#   Corporate Travel Management, Ltd.                       136,527   2,440,135
    Costa Group Holdings, Ltd.                              216,439     827,707
#   Credit Corp. Group, Ltd.                                105,454   1,428,974
    Crown Resorts, Ltd.                                     485,320   4,942,493
#   CSG, Ltd.                                               592,479     326,476
    CSL, Ltd.                                               245,077  24,692,052
    CSR, Ltd.                                             2,560,103   8,032,899
    Data#3, Ltd.                                            157,489     223,907
    Decmil Group, Ltd.                                      504,108     330,526
*   Devine, Ltd.                                            109,847      32,069
    Dicker Data, Ltd.                                        55,523     118,290
#   Domino's Pizza Enterprises, Ltd.                        102,174   4,355,856
#   Donaco International, Ltd.                              184,451      78,383
#*  Doray Minerals, Ltd.                                    250,114      39,174
    Downer EDI, Ltd.                                      2,427,089  12,354,066
    DuluxGroup, Ltd.                                      1,156,710   6,099,132
    DWS, Ltd.                                                98,023     121,795
#   Eclipx Group, Ltd.                                      184,289     546,707
#*  Elders, Ltd.                                            249,340   1,037,129
*   Electro Optic Systems Holdings, Ltd.                     12,667      29,902

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   Ellex Medical Lasers, Ltd.                               29,423 $    25,423
*   Emeco Holdings, Ltd.                                  1,092,630     122,381
#*  Energy Resources of Australia, Ltd.                     559,882     244,256
#*  Energy World Corp., Ltd.                              1,196,466     392,428
    EQT Holdings, Ltd.                                       14,015     196,205
    ERM Power, Ltd.                                         405,568     400,594
#   Estia Health, Ltd.                                      142,582     331,193
    Euroz, Ltd.                                              69,509      56,175
    Event Hospitality and Entertainment, Ltd.               406,583   4,276,637
    Evolution Mining, Ltd.                                6,182,200  11,046,493
    Fairfax Media, Ltd.                                   8,380,730   6,637,210
#*  FAR, Ltd.                                             1,188,090      71,307
    Finbar Group, Ltd.                                        2,330       1,566
#*  Fleetwood Corp., Ltd.                                   162,977     345,101
#   FlexiGroup, Ltd.                                        745,268   1,151,078
#   Flight Centre Travel Group, Ltd.                        192,237   6,686,503
    Fortescue Metals Group, Ltd.                          4,946,675  22,735,959
#   G8 Education, Ltd.                                    1,905,612   5,774,695
#*  Galaxy Resources, Ltd.                                  381,795     562,352
#   Gateway Lifestyle                                       232,526     360,002
#   GBST Holdings, Ltd.                                      56,032     147,997
    Genworth Mortgage Insurance Australia, Ltd.             252,077     606,991
#*  Gold Road Resources, Ltd.                               319,391     165,383
    GrainCorp, Ltd. Class A                                 891,989   6,227,919
    Grange Resources, Ltd.                                1,363,062     158,205
#   Greencross, Ltd.                                        279,586   1,290,627
#   GUD Holdings, Ltd.                                      252,366   2,412,250
    GWA Group, Ltd.                                         877,540   2,276,396
#   Hansen Technologies, Ltd.                               432,555   1,318,979
#   Harvey Norman Holdings, Ltd.                          2,441,204   8,535,779
    Healthscope, Ltd.                                     3,788,043   6,305,261
    HFA Holdings, Ltd.                                      350,340     716,562
#*  Highfield Resources, Ltd.                                43,825      30,445
*   Hills, Ltd.                                             701,275     109,672
*   Horizon Oil, Ltd.                                     1,463,538      59,746
    HT&E, Ltd.                                            1,636,620   3,403,838
*   Huon Aquaculture Group, Ltd.                              3,767      15,318
    IDP Education, Ltd.                                     115,052     481,305
    Iluka Resources, Ltd.                                   508,394   3,670,229
*   Imdex, Ltd.                                             690,500     403,184
#   IMF Bentham, Ltd.                                       551,216     850,936
    Incitec Pivot, Ltd.                                   4,211,464  10,752,669
#   Independence Group NL                                 1,973,126   4,766,638
*   Infigen Energy                                        2,394,771   1,475,982
    Infomedia, Ltd.                                         857,997     508,123
#   Insurance Australia Group, Ltd.                         855,924   4,564,977
    Integral Diagnostics, Ltd.                               16,778      23,361
    Integrated Research, Ltd.                               104,300     279,451
    InvoCare, Ltd.                                          268,902   2,990,157
#   IOOF Holdings, Ltd.                                     847,458   6,807,791
    IRESS, Ltd.                                             394,741   4,075,499
#   iSelect, Ltd.                                           452,503     756,260
#   iSentia Group, Ltd.                                     477,192     847,185

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    IVE Group, Ltd.                                          87,400 $   157,270
    James Hardie Industries P.L.C.                          388,289   5,945,409
    James Hardie Industries P.L.C. Sponsored ADR             39,415     607,385
#   Japara Healthcare, Ltd.                                 100,022     163,278
#   JB Hi-Fi, Ltd.                                          369,179   7,680,079
#*  Karoon Gas Australia, Ltd.                              580,775     627,963
#*  Kingsgate Consolidated, Ltd.                          1,181,152     217,743
*   Kingsrose Mining, Ltd.                                   94,006       2,820
    LendLease Group                                         807,075  10,886,007
    Link Administration Holdings, Ltd.                      743,971   4,586,459
*   Lucapa Diamond Co., Ltd.                                106,787      21,351
#*  Lynas Corp., Ltd.                                     3,457,806     373,664
    MACA, Ltd.                                              399,326     536,633
*   Macmahon Holdings, Ltd.                               5,185,872     706,710
    Macquarie Atlas Roads Group                             859,244   3,822,020
    Macquarie Group, Ltd.                                   602,362  41,354,215
#   Magellan Financial Group, Ltd.                          209,042   4,415,977
#   Mantra Group, Ltd.                                      931,472   2,243,749
    MaxiTRANS Industries, Ltd.                              182,505     102,732
#*  Mayne Pharma Group, Ltd.                              2,394,226   1,839,472
    McMillan Shakespeare, Ltd.                              164,966   1,893,662
    McPherson's, Ltd.                                        69,593      79,278
    Medibank Pvt, Ltd.                                    2,587,315   5,630,097
#*  Medusa Mining, Ltd.                                   1,228,341     290,931
    Melbourne IT, Ltd.                                      274,140     626,408
#*  Mesoblast, Ltd.                                         279,733     390,273
#*  Mesoblast, Ltd. Sponsored ADR                             1,592      11,080
#*  Metals X, Ltd.                                        1,391,788     908,056
#   Metcash, Ltd.                                         4,041,840   8,474,287
    Michael Hill International, Ltd.(BD8D250)                23,523      23,427
    Michael Hill International, Ltd.(BD8D249)                72,300      70,619
*   Millennium Minerals, Ltd.                               544,044      78,849
*   Mincor Resources NL                                     393,519      58,206
*   Mineral Deposits, Ltd.                                  140,169      79,576
    Mineral Resources, Ltd.                                 855,434   8,410,996
#*  MMA Offshore, Ltd.                                    2,337,637     327,387
    MNF Group, Ltd.                                          24,523      91,131
    Monadelphous Group, Ltd.                                321,269   3,919,336
#   Monash IVF Group, Ltd.                                  392,177     498,764
    Money3 Corp., Ltd.                                       93,481     107,281
#   Mortgage Choice, Ltd.                                   291,773     541,909
*   Mount Gibson Iron, Ltd.                               4,095,268   1,458,312
#   Myer Holdings, Ltd.                                   3,757,138   2,281,881
#   MYOB Group, Ltd.                                        366,498     974,660
#   MyState, Ltd.                                            39,157     155,637
#   National Australia Bank, Ltd.                         1,864,442  44,695,885
    Navitas, Ltd.                                           567,002   2,252,292
#   Neometals, Ltd.                                          55,547      12,656
#*  NetComm Wireless, Ltd.                                  143,498     192,053
#   New Hope Corp., Ltd.                                    666,517     853,626
    Newcrest Mining, Ltd.                                 1,443,828  23,460,121
#*  NEXTDC, Ltd.                                            218,538     717,236
    nib holdings, Ltd.                                    1,096,353   5,036,577

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   Nick Scali, Ltd.                                         83,149 $   406,188
#   Nine Entertainment Co. Holdings, Ltd.                 1,835,756   2,114,085
    Northern Star Resources, Ltd.                         1,852,057   6,561,276
*   NRW Holdings, Ltd.                                      967,309     506,098
    Nufarm, Ltd.                                            814,380   5,512,930
#   OFX Group, Ltd.                                         387,122     508,260
    Oil Search, Ltd.                                      1,466,135   7,800,725
    oOh!media, Ltd.                                          39,758     127,955
    Orica, Ltd.                                           1,106,242  17,586,574
*   Origin Energy, Ltd.                                   2,685,249  14,874,902
#*  Orocobre, Ltd.                                           40,831     104,422
    Orora, Ltd.                                           4,786,271  10,568,358
    OZ Minerals, Ltd.                                     1,133,734   7,576,814
    Pacific Current Group, Ltd.                              26,096     146,142
    Pacific Smiles Group, Ltd.                              104,617     150,406
    Pact Group Holdings, Ltd.                               350,649   1,608,005
#*  Paladin Energy, Ltd.                                  9,039,254     339,876
*   Panoramic Resources, Ltd.                             1,633,779     333,436
    Paragon Care, Ltd.                                       16,267      10,409
    Peet, Ltd.                                              505,086     481,068
#   Perpetual, Ltd.                                         131,811   5,323,641
#*  Perseus Mining, Ltd.                                  3,741,068     949,549
    Pioneer Credit, Ltd.                                     44,803      93,173
#   Platinum Asset Management, Ltd.                         613,091   2,682,392
    PMP, Ltd.                                             1,768,692   1,046,473
*   Praemium, Ltd.                                           45,331      15,421
#   Premier Investments, Ltd.                               340,434   3,715,777
    Primary Health Care, Ltd.                             2,142,073   5,804,166
    Prime Media Group, Ltd.                                 505,830     163,997
    Pro Medicus, Ltd.                                        36,619     152,127
    Programmed Maintenance Services, Ltd.                 1,050,115   2,504,476
    Qantas Airways, Ltd.                                  3,028,350  12,870,704
    QBE Insurance Group, Ltd.                             1,392,041  13,187,575
#   Qube Holdings, Ltd.                                   3,277,109   6,966,651
#   Quintis, Ltd.                                         1,092,097     262,103
#*  Ramelius Resources, Ltd.                              2,048,299     658,779
    Ramsay Health Care, Ltd.                                 82,984   4,685,796
#   RCG Corp., Ltd.                                         194,931     142,653
*   RCR Tomlinson, Ltd.                                     408,200   1,224,780
#   REA Group, Ltd.                                          58,809   3,243,908
    Reckon, Ltd.                                            122,506     147,196
#   Reece, Ltd.                                              13,585     459,429
#   Regis Healthcare, Ltd.                                  327,669     967,417
    Regis Resources, Ltd.                                 1,535,654   4,732,792
#   Reject Shop, Ltd. (The)                                  98,325     384,408
    Resolute Mining, Ltd.                                 2,495,009   2,154,830
#   Retail Food Group, Ltd.                                 597,351   2,315,747
    Ridley Corp., Ltd.                                      971,690   1,111,135
    Rio Tinto, Ltd.                                         558,189  29,425,198
    Ruralco Holdings, Ltd.                                    5,810      14,409
    RXP Services, Ltd.                                       16,044      11,427
*   Salmat, Ltd.                                             68,805      21,379
    Sandfire Resources NL                                   694,555   3,220,702

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   Santos, Ltd.                                          3,015,181 $ 8,193,068
#*  Saracen Mineral Holdings, Ltd.                        2,555,500   2,768,034
#   SeaLink Travel Group, Ltd.                               73,438     248,613
    Seek, Ltd.                                              430,711   5,889,510
#   Select Harvests, Ltd.                                   267,097   1,047,416
#*  Senex Energy, Ltd.                                    2,934,947     670,093
#   Servcorp, Ltd.                                           74,909     358,616
    Service Stream, Ltd.                                    804,940     869,982
#   Seven Group Holdings, Ltd.                              403,939   3,865,831
    Seven West Media, Ltd.                                6,104,888   3,955,298
    SG Fleet Group, Ltd.                                     37,919     111,407
    Shriro Holdings, Ltd.                                     6,268       5,947
    Sigma Healthcare, Ltd.                                3,081,350   2,367,524
#*  Silex Systems, Ltd.                                      96,084      28,068
#   Silver Chef, Ltd.                                         9,624      64,887
#*  Silver Lake Resources, Ltd.                           2,027,563     727,100
    Sims Metal Management, Ltd.                             681,368   8,463,634
*   Sino Gas & Energy Holdings, Ltd.                        858,956      58,379
#   Sirtex Medical, Ltd.                                    139,499   1,795,256
    SmartGroup Corp., Ltd.                                   18,268     109,427
#   SMS Management & Technology, Ltd.                       219,206     315,408
    Sonic Healthcare, Ltd.                                  369,230   6,589,620
    South32, Ltd.                                         5,725,405  13,353,664
    South32, Ltd. ADR                                       476,677   5,553,287
    Southern Cross Media Group, Ltd.                      2,841,609   3,013,554
    Spark Infrastructure Group                            3,299,052   6,604,702
*   Specialty Fashion Group, Ltd.                            67,582      24,011
    SpeedCast International, Ltd.                           181,386     500,487
*   St Barbara, Ltd.                                      1,466,212   3,200,912
    Star Entertainment Grp, Ltd. (The)                    2,580,813  10,411,206
    Steadfast Group, Ltd.                                 1,767,042   3,660,575
    Suncorp Group, Ltd.                                   1,325,197  15,146,546
#*  Sundance Energy Australia, Ltd.                       4,585,045     242,380
    Sunland Group, Ltd.                                     359,305     514,324
#   Super Retail Group, Ltd.                                668,055   4,478,250
    Sydney Airport                                          513,281   2,766,697
#*  Syrah Resources, Ltd.                                   387,960     894,203
    Tabcorp Holdings, Ltd.                                2,384,289   7,966,922
    Tassal Group, Ltd.                                      821,152   2,490,905
    Tatts Group, Ltd.                                     2,999,701   9,599,562
    Technology One, Ltd.                                    758,397   3,255,095
    Telstra Corp., Ltd.                                   1,018,552   3,341,428
    Telstra Corp., Ltd. ADR                                  35,561     581,422
#*  Ten Network Holdings, Ltd.                              866,749     110,944
#   Thorn Group, Ltd.                                       523,606     553,165
*   Tiger Resources, Ltd.                                 1,677,917      49,398
#   Tox Free Solutions, Ltd.                                636,473   1,217,075
#   TPG Telecom, Ltd.                                       466,084   2,091,471
    Transurban Group                                        840,917   7,679,689
    Treasury Wine Estates, Ltd.                           1,928,732  18,777,682
*   Troy Resources, Ltd.                                  1,614,217     142,662
    Villa World, Ltd.                                        97,765     176,065
#   Village Roadshow, Ltd.                                  299,645     963,556

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
AUSTRALIA -- (Continued)
#*  Virgin Australia Holdings, Ltd.                    2,917,454 $      408,633
    Virtus Health, Ltd.                                  375,073      1,681,501
#   Vita Group, Ltd.                                     122,672        128,777
#   Vocus Group, Ltd.                                  1,369,693      3,820,935
*   Watpac, Ltd.                                         439,742        207,637
    Webjet, Ltd.                                         199,698      1,839,386
    Wesfarmers, Ltd.                                     512,569     16,702,355
#*  Western Areas, Ltd.                                  758,943      1,439,335
#*  Westgold Resources, Ltd.                             459,626        581,392
#   Westpac Banking Corp.                              2,168,520     55,275,869
#   Westpac Banking Corp. Sponsored ADR                  258,942      6,626,326
*   Whitehaven Coal, Ltd.                              2,246,206      5,337,835
    Woodside Petroleum, Ltd.                           1,356,672     31,706,216
    Woolworths, Ltd.                                     646,223     13,792,612
*   WorleyParsons, Ltd.                                  920,253      8,685,134
    WPP AUNZ, Ltd.                                     1,113,046      1,025,229
*   Yowie Group, Ltd.                                     40,090          7,063
                                                                 --------------
TOTAL AUSTRALIA                                                   1,416,025,572
                                                                 --------------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                 3,841        520,571
#   ANDRITZ AG                                           140,542      8,604,500
    Atrium European Real Estate, Ltd.                    295,875      1,382,967
#   Austria Technologie & Systemtechnik AG                74,757        992,329
    BUWOG AG                                             315,737      9,278,288
    CA Immobilien Anlagen AG                             217,234      5,606,321
#   DO & CO AG                                            11,457        838,569
    Erste Group Bank AG                                  523,068     21,668,021
    EVN AG                                                71,240      1,090,712
*   FACC AG                                                7,994         96,693
    Flughafen Wien AG                                      7,659        301,221
#   IMMOFINANZ AG                                      1,844,922      4,487,208
    Kapsch TrafficCom AG                                  14,177        800,566
    Lenzing AG                                            24,829      4,442,141
    Mayr Melnhof Karton AG                                17,801      2,346,289
#   Oberbank AG                                            2,814        257,600
    Oesterreichische Post AG                              80,646      3,707,900
    OMV AG                                               380,153     21,534,584
    Palfinger AG                                          16,172        755,815
    POLYTEC Holding AG                                    50,188        927,269
#   Porr Ag                                               17,249        614,858
*   Raiffeisen Bank International AG                     536,366     15,806,537
    RHI AG                                                55,705      2,101,893
#   Rosenbauer International AG                            2,516        152,262
    S IMMO AG                                            147,192      2,202,747
*   Schoeller-Bleckmann Oilfield Equipment AG             15,903      1,204,424
    Semperit AG Holding                                   34,387      1,050,494
    Strabag SE                                            59,136      2,624,907
    Telekom Austria AG                                   372,888      3,371,219
    Telekom Austria AG ADR                                 4,200         75,915
    UBM Development AG                                        80          3,679
#   UNIQA Insurance Group AG                             494,770      5,122,012
    Verbund AG                                           158,229      3,129,932

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRIA -- (Continued)
#   Vienna Insurance Group AG Wiener Versicherung Gruppe   137,034 $  4,125,134
    Voestalpine AG                                         403,653   20,458,709
    Wienerberger AG                                        299,889    6,893,881
    Wolford AG                                               1,281       26,490
#   Zumtobel Group AG                                       72,302    1,431,689
                                                                   ------------
TOTAL AUSTRIA                                                       160,036,346
                                                                   ------------
BELGIUM -- (1.4%)
#*  Ablynx NV                                               40,502      613,161
    Ackermans & van Haaren NV                               81,854   14,798,378
    Ageas                                                  854,246   38,457,034
*   AGFA-Gevaert NV                                        836,170    3,898,679
    Anheuser-Busch InBev SA/NV                             345,753   41,709,041
    Anheuser-Busch InBev SA/NV Sponsored ADR               114,580   13,825,223
    Atenor                                                      43        2,454
    Banque Nationale de Belgique                               207      713,907
    Barco NV                                                42,607    4,267,395
    Bekaert SA                                             166,444    8,050,509
    bpost SA                                               297,183    8,135,736
#*  Celyad SA                                               10,592      352,286
*   Celyad SA Sponsored ADR                                    600       19,326
    Cie d'Entreprises CFE                                   29,005    4,276,149
    Cie Immobiliere de Belgique SA                           3,744      233,152
    Colruyt SA                                             216,766   12,147,190
    D'ieteren SA                                            99,768    4,726,044
    Deceuninck NV                                          209,523      856,029
*   Econocom Group SA                                      422,660    3,230,097
    Elia System Operator SA                                 66,943    3,925,727
*   Euronav NV                                              74,741      601,665
#   Euronav NV                                             290,635    2,318,705
    EVS Broadcast Equipment SA                              38,200    1,550,016
#   Exmar NV                                               118,913      698,099
#*  Fagron                                                 107,744    1,471,262
*   Galapagos NV                                           108,604    8,628,159
    Gimv NV                                                  8,554      541,237
    Ion Beam Applications                                   50,748    1,799,813
    Jensen-Group NV                                          2,617      126,833
    KBC Group NV                                           419,480   34,680,101
#   Kinepolis Group NV                                      55,209    3,172,237
    Lotus Bakeries                                             246      687,221
#*  MDxHealth                                               43,083      253,001
    Melexis NV                                              48,100    4,137,832
#*  Nyrstar NV                                             362,877    2,356,427
    Ontex Group NV                                         207,984    7,132,562
    Orange Belgium SA                                      147,918    3,648,370
    Picanol                                                  2,684      336,498
    Proximus SADP                                          370,331   13,022,602
    RealDolmen                                               1,807       56,412
    Recticel SA                                            171,609    1,352,798
    Resilux                                                  3,167      562,457
    Roularta Media Group NV                                  5,234      135,469
    Sapec                                                      437       30,990
    Sioen Industries NV                                     31,829    1,105,187

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    Sipef SA                                                14,495 $  1,066,665
    Solvay SA                                              233,179   33,433,479
#*  Telenet Group Holding NV                                72,800    5,082,486
*   Tessenderlo Group SA                                   159,527    7,003,515
*   ThromboGenics NV                                        64,855      242,953
*   TiGenix NV                                              29,230       31,127
    UCB SA                                                 248,946   18,128,725
    Umicore SA                                             296,715   23,820,910
    Van de Velde NV                                         17,931      965,638
*   Viohalco SA                                            172,079      563,012
                                                                   ------------
TOTAL BELGIUM                                                       344,981,980
                                                                   ------------
CANADA -- (8.0%)
*   5N Plus, Inc.                                          163,492      407,828
    Absolute Software Corp.                                115,163      734,346
    Acadian Timber Corp.                                    29,584      436,612
*   Advantage Oil & Gas, Ltd.                              937,444    6,443,870
    Aecon Group, Inc.                                      291,623    3,522,633
*   Africa Oil Corp.                                        30,495       47,207
#   Ag Growth International, Inc.                           31,376    1,408,051
#   AGF Management, Ltd. Class B                           404,963    2,432,864
    Agnico Eagle Mines, Ltd.(2009823)                      144,996    6,769,779
#   Agnico Eagle Mines, Ltd.(008474108)                     54,154    2,529,533
    Agrium, Inc.(2213538)                                   87,992    8,805,199
    Agrium, Inc.(008916108)                                115,500   11,561,550
#   AGT Food & Ingredients, Inc.                           145,818    2,974,254
    Aimia, Inc.                                            379,777      441,690
*   Air Canada                                             194,180    3,088,502
#   AirBoss of America Corp.                                56,900      604,712
    AKITA Drilling, Ltd. Class A                            11,400       66,475
#*  Alacer Gold Corp.                                    1,149,998    1,918,585
    Alamos Gold, Inc. Class A(011532108)                   371,373    2,633,034
    Alamos Gold, Inc. Class A(BZ3DNP6)                     952,821    6,748,277
#   Alaris Royalty Corp.                                   139,030    2,513,524
    Algoma Central Corp.                                    11,860      116,055
#   Algonquin Power & Utilities Corp.                      617,513    6,602,325
    Alimentation Couche-Tard, Inc. Class B                 225,059   10,672,138
*   Alio Gold, Inc.                                        170,707      717,470
#   AltaGas, Ltd.                                          399,904    9,308,373
    Alterra Power Corp.                                     42,500      204,188
    Altius Minerals Corp.                                  132,226    1,195,257
    Altus Group, Ltd.                                       45,797      938,898
*   Amaya, Inc.(BT8J595)                                   309,963    5,496,918
*   Amaya, Inc.(02314M108)                                  20,162      356,867
*   Americas Silver Corp.                                   28,758       92,036
    Andrew Peller, Ltd. Class A                             21,569      192,032
#   ARC Resources, Ltd.                                    826,317   11,393,134
*   Argonaut Gold, Inc.                                    939,142    1,649,666
#*  Asanko Gold, Inc.                                      445,833      557,850
    Atco, Ltd. Class I                                     101,268    3,769,679
#*  Athabasca Oil Corp.                                  1,981,161    1,652,623
*   ATS Automation Tooling Systems, Inc.                   229,067    2,461,999
*   AuRico Metals, Inc.(05157J108)                          90,574       86,227

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#*  AuRico Metals, Inc.(BYR52G5)                            315,046 $   298,179
#   AutoCanada, Inc.                                        135,594   2,183,860
#*  Avigilon Corp.                                          143,806   1,635,588
*   B2Gold Corp.                                          4,046,853  10,159,736
#   Badger Daylighting, Ltd.                                123,934   2,632,262
#*  Ballard Power Systems, Inc.                             105,705     308,615
    Bank of Montreal(2076009)                               285,012  21,616,791
    Bank of Montreal(063671101)                             661,610  50,196,351
    Bank of Nova Scotia (The)(064149107)                    964,105  60,073,383
    Bank of Nova Scotia (The)(2076281)                      262,275  16,339,200
*   Banro Corp.                                               3,610       1,535
    Barrick Gold Corp.(067901108)                           384,680   6,504,939
    Barrick Gold Corp.(2024644)                             212,804   3,598,082
#*  Baytex Energy Corp.(B4VGVM3)                            996,578   2,797,692
#*  Baytex Energy Corp.(07317Q105)                          112,294     313,300
    BCE, Inc.(B188TH2)                                       98,063   4,602,885
    BCE, Inc.(05534B760)                                     18,939     888,807
#*  Bellatrix Exploration, Ltd.                             234,033     585,670
    Birchcliff Energy, Ltd.                                 802,818   3,927,965
#   Bird Construction, Inc.                                 197,903   1,344,486
#   Black Diamond Group, Ltd.                               158,153     337,427
*   BlackBerry, Ltd.(09228F103)                             784,619   7,359,726
*   BlackBerry, Ltd.(BCBHZ31)                                46,355     434,642
*   BlackPearl Resources, Inc.                            1,758,618   1,396,456
    BMTC Group, Inc.                                          1,600      15,079
#*  Bombardier, Inc. Class A                                288,590     590,258
#*  Bombardier, Inc. Class B                              2,651,100   5,337,286
    Bonavista Energy Corp.                                1,124,338   2,822,681
    Bonterra Energy Corp.                                   144,654   1,949,218
    Boralex, Inc. Class A                                   286,276   5,113,589
    Brookfield Asset Management, Inc. Class A(112585104)     25,798   1,003,284
    Brookfield Asset Management, Inc. Class A(2092599)      207,097   8,054,649
    Brookfield Real Estate Services, Inc.                     4,000      53,996
    BRP, Inc.                                               111,940   3,586,928
*   BSM Technologies, Inc.                                    9,300      11,114
    CAE, Inc.(2162760)                                      236,115   4,001,692
    CAE, Inc.(124765108)                                    139,898   2,374,069
    Caledonia Mining Corp. P.L.C.                             1,660      10,718
#*  Calfrac Well Services, Ltd.                             498,163   1,350,544
    Calian Group, Ltd.                                        8,077     181,267
#   Callidus Capital Corp.                                   62,549     762,077
    Cameco Corp.(13321L108)                                 353,056   3,618,824
#   Cameco Corp.(2166160)                                   669,155   6,853,908
    Canaccord Genuity Group, Inc.                           642,119   3,229,263
#*  Canacol Energy, Ltd.                                    575,926   2,074,120
    Canadian Imperial Bank of Commerce(2170525)              95,310   8,273,069
    Canadian Imperial Bank of Commerce(136069101)           363,439  31,561,043
    Canadian National Railway Co.(2180632)                  105,500   8,336,764
    Canadian National Railway Co.(136375102)                 80,712   6,377,862
#   Canadian Natural Resources, Ltd.(136385101)             499,730  15,291,738
    Canadian Natural Resources, Ltd.(2171573)               178,126   5,447,720
    Canadian Pacific Railway, Ltd.(2793115)                  50,372   7,886,193
    Canadian Pacific Railway, Ltd.(13645T100)                 1,271     198,746

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Canadian Tire Corp., Ltd. Class A                       110,915 $12,660,368
    Canadian Utilities, Ltd. Class A                         67,064   2,128,512
#   Canadian Western Bank                                   513,858  11,540,424
*   Canfor Corp.                                            424,130   7,116,743
    Canfor Pulp Products, Inc.                              157,360   1,490,613
#   CanWel Building Materials Group, Ltd.                   146,050     720,439
    Capital Power Corp.                                     233,369   4,606,546
*   Capstone Mining Corp.                                 2,120,114   2,040,615
    Cara Operations, Ltd.                                     7,700     144,829
#   Cardinal Energy, Ltd.                                    36,383     135,697
#   Cargojet, Inc.                                            7,533     291,894
    Cascades, Inc.                                          309,943   3,820,994
    CCL Industries, Inc. Class B                            206,500   9,899,743
*   Celestica, Inc.(2263362)                                111,194   1,321,753
*   Celestica, Inc.(15101Q108)                              390,560   4,643,758
#   Cenovus Energy, Inc.(B57FG04)                           132,772   1,114,997
    Cenovus Energy, Inc.(15135U109)                         901,966   7,585,534
    Centerra Gold, Inc.                                     946,518   5,048,602
#*  Cequence Energy, Ltd.                                   872,690     122,495
#   Cervus Equipment Corp.                                   30,171     295,963
    CES Energy Solutions Corp.                              362,220   1,850,685
*   CGI Group, Inc. Class A(2159740)                        127,986   6,757,825
*   CGI Group, Inc. Class A(39945C109)                       60,019   3,169,603
#   Chesswood Group, Ltd.                                    17,000     184,488
*   China Gold International Resources Corp., Ltd.          951,096   1,449,434
#*  Chinook Energy, Inc.                                    102,170      27,043
#   CI Financial Corp.                                      394,140   8,586,198
#   Cineplex, Inc.                                          207,799   8,195,289
    Clairvest Group, Inc.                                       516      14,421
#   Clarke, Inc.                                              2,300      20,846
    Clearwater Seafoods, Inc.                                50,680     452,838
    Cogeco Communications, Inc.                             136,863   9,561,474
    Cogeco, Inc.                                             40,982   2,510,692
#*  Colabor Group, Inc.                                      14,200       9,453
    Colliers International Group, Inc.(194693107)            57,086   3,074,081
    Colliers International Group, Inc.(BYL7SB4)              13,106     705,890
#   Computer Modelling Group, Ltd.                          245,827   1,867,240
#   Cona Resources, Ltd.                                    158,686     388,203
#   Concordia International Corp.                            41,720      59,660
    Constellation Software, Inc.                             20,424  11,002,831
#*  Continental Gold, Inc.                                  412,817   1,122,478
#*  Copper Mountain Mining Corp.                            540,415     433,459
    Corby Spirit and Wine, Ltd.                              25,385     447,941
*   Corridor Resources, Inc.                                 12,500       5,615
    Corus Entertainment, Inc. Class B                       397,742   4,415,279
    Cott Corp.(22163N106)                                   538,388   8,366,550
#   Cott Corp.(2228952)                                     183,186   2,843,111
#   Crescent Point Energy Corp.(B67C8W8)                    185,017   1,454,313
    Crescent Point Energy Corp.(22576C101)                  501,959   3,940,377
*   Crew Energy, Inc.                                       854,533   2,782,758
*   CRH Medical Corp.                                       213,875     701,623
#*  Dalradian Resources, Inc.                                59,800      74,345
#*  Delphi Energy Corp.                                     980,403     967,231

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#*  Denison Mines Corp.                                   2,673,177 $ 1,393,676
*   Descartes Systems Group, Inc. (The)(2141941)             67,229   1,686,724
*   Descartes Systems Group, Inc. (The)(249906108)            8,468     212,547
*   Detour Gold Corp.                                       598,269   7,524,249
    DHX Media, Ltd.(BRF12N3)                                173,638     903,879
#   DHX Media, Ltd.(BRF12P5)                                 25,400     132,424
#*  DIRTT Environmental Solutions                            76,732     365,581
    Dollarama, Inc.                                          84,324   8,242,684
#   Dominion Diamond Corp.(257287102)                       212,839   2,996,773
    Dominion Diamond Corp.(B95LX89)                         146,511   2,061,201
    Dorel Industries, Inc. Class B                          139,564   3,687,378
*   Dundee Precious Metals, Inc.                            624,567   1,317,514
    E-L Financial Corp., Ltd.                                    88      59,431
#*  Eastmain Resources, Inc.                                103,500      27,395
#*  Echelon Financial Holdings, Inc.                            900       9,947
    ECN Capital Corp.                                       500,968   1,591,204
    Eldorado Gold Corp.(284902103)                          214,595     454,941
    Eldorado Gold Corp.(2307873)                          2,435,284   5,156,727
    Element Fleet Management Corp.                        1,022,236   7,740,050
#   Emera, Inc.                                              40,782   1,517,774
    Empire Co., Ltd. Class A                                720,454  11,707,558
#   Enbridge Income Fund Holdings, Inc.                     355,781   9,143,151
    Enbridge, Inc.(2466149)                                 112,656   4,669,791
#   Enbridge, Inc.(29250N105)                               317,802  13,176,071
    Encana Corp.(2793193)                                   136,200   1,371,013
#   Encana Corp.(292505104)                                 926,267   9,318,246
#*  Endeavour Mining Corp.                                  275,273   5,241,616
#*  Endeavour Silver Corp.                                  192,213     582,767
    Enercare, Inc.                                          349,899   5,876,788
    Enerflex, Ltd.                                          347,114   4,799,876
#*  Energy Fuels, Inc.                                      201,013     357,930
    Enerplus Corp.(292766102)                               681,293   6,145,263
    Enerplus Corp.(B584T89)                                 358,895   3,238,475
    Enghouse Systems, Ltd.                                   61,592   2,639,551
    Ensign Energy Services, Inc.                            592,678   3,170,774
#*  Epsilon Energy, Ltd.                                    161,419     408,484
#   Equitable Group, Inc.                                    50,345   2,212,071
*   Equity Financial Holdings, Inc.                             100         630
#*  Essential Energy Services Trust                         790,850     380,598
    Evertz Technologies, Ltd.                                85,126   1,211,940
#   Exchange Income Corp.                                   102,091   2,361,584
    Exco Technologies, Ltd.                                 128,452   1,141,567
*   EXFO, Inc.                                                  198         815
#   Extendicare, Inc.                                       295,197   2,246,978
    Fairfax Financial Holdings, Ltd.                         35,014  16,696,349
    Fiera Capital Corp.                                      90,131   1,041,016
    Finning International, Inc.                             547,094  11,009,896
#   Firm Capital Mortgage Investment Corp.                   93,102   1,011,856
    First Capital Realty, Inc.                              182,864   2,992,120
#*  First Majestic Silver Corp.(2833583)                     82,258     676,934
#*  First Majestic Silver Corp.(32076V103)                  127,578   1,049,967
#   First National Financial Corp.                           47,935     961,199
    First Quantum Minerals, Ltd.                          1,516,290  16,759,156

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    FirstService Corp.(33767E103)                            64,694 $ 4,168,881
    FirstService Corp.(BYL7ZF7)                              13,106     844,650
*   Fission Uranium Corp.                                    71,500      40,144
    Fortis, Inc.                                            206,728   7,537,882
*   Fortress Paper, Ltd. Class A                             14,264      69,618
*   Fortuna Silver Mines, Inc.                              473,116   2,364,157
    Franco-Nevada Corp.                                      36,170   2,620,878
#   Freehold Royalties, Ltd.                                297,293   3,390,821
*   Frontera Energy Corp.                                     4,100     114,244
#   Gamehost, Inc.                                           47,580     354,155
*   Gear Energy, Ltd.                                        20,000      12,192
#   Genworth MI Canada, Inc.                                244,848   7,142,668
    George Weston, Ltd.                                      81,255   7,096,737
    Gibson Energy, Inc.                                     260,008   3,384,744
    Gildan Activewear, Inc.(375916103)                       85,280   2,569,486
    Gildan Activewear, Inc.(2254645)                        163,400   4,923,953
*   Glacier Media, Inc.                                      28,375      14,111
    Gluskin Sheff + Associates, Inc.                        140,999   1,919,192
*   GMP Capital, Inc.                                       195,523     470,478
    goeasy, Ltd.                                             23,800     533,173
    Goldcorp, Inc.(380956409)                             1,019,806  13,390,053
    Goldcorp, Inc.(2676302)                                 283,367   3,720,648
#*  Golden Star Resources, Ltd.                             926,414     631,604
#*  Gran Tierra Energy, Inc.(38500T101)                      49,235     116,195
*   Gran Tierra Energy, Inc.(B2PPCS5)                     1,735,822   4,079,373
#   Granite Oil Corp.                                       161,425     599,476
*   Great Canadian Gaming Corp.                             166,941   3,248,437
#*  Great Panther Silver, Ltd.                               98,337     127,777
    Great-West Lifeco, Inc.                                 182,400   5,205,368
*   Guyana Goldfields, Inc.                                 411,400   1,587,194
*   Heroux-Devtek, Inc.                                      95,070   1,011,894
    High Liner Foods, Inc.                                  111,190   1,511,667
#*  HNZ Group, Inc.                                           6,940      78,933
#   Home Capital Group, Inc.                                310,020   3,431,543
#   Horizon North Logistics, Inc.                           478,515     506,629
    HudBay Minerals, Inc.(B05BQ98)                           59,151     461,378
    HudBay Minerals, Inc.(B05BDX1)                        1,262,889   9,805,306
#   Hudson's Bay Co.                                        249,611   2,136,234
*   Husky Energy, Inc.                                      555,684   6,431,538
    Hydro One, Ltd.                                         159,744   2,864,950
*   IAMGOLD Corp.(450913108)                                208,317   1,124,912
*   IAMGOLD Corp.(2446646)                                1,952,769  10,541,115
*   IBI Group, Inc.                                           2,100      11,167
    IGM Financial, Inc.                                      83,880   2,823,024
#*  Imperial Metals Corp.                                   117,619     360,381
    Imperial Oil, Ltd.(2454241)                              36,503   1,047,586
    Imperial Oil, Ltd.(453038408)                           214,689   6,148,693
    Imvescor Restaurant Group, Inc.                          11,200      30,993
*   Indigo Books & Music, Inc.                                5,523      68,885
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                  335,463  15,563,008
    Information Services Corp.                                3,900      58,527
    Innergex Renewable Energy, Inc.                         341,186   4,003,650
    Intact Financial Corp.                                   53,112   4,125,845

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Inter Pipeline, Ltd.                                    271,748 $ 5,366,301
*   Interfor Corp.                                          346,068   5,387,752
    Intertape Polymer Group, Inc.                           197,534   3,807,293
*   Ivanhoe Mines, Ltd. Class A                           1,407,151   5,552,984
    Jean Coutu Group PJC, Inc. (The) Class A                187,128   3,118,925
    Just Energy Group, Inc.(B693818)                          6,432      34,411
    Just Energy Group, Inc.(B63MCN1)                        293,294   1,573,801
#   K-Bro Linen, Inc.                                        21,207     684,645
*   Kelt Exploration, Ltd.                                  622,803   3,341,931
    Keyera Corp.                                            274,804   8,587,418
*   Kinaxis, Inc.                                            10,592     681,269
*   Kingsway Financial Services, Inc.                        14,675      89,457
*   Kinross Gold Corp.(496902404)                            52,598     216,704
*   Kinross Gold Corp.(B03Z841)                           5,795,741  23,894,212
    Kirkland Lake Gold, Ltd.                                676,924   7,014,925
#*  Klondex Mines, Ltd.                                     763,398   2,430,872
*   Knight Therapeutics, Inc.                               447,545   3,406,619
    KP Tissue, Inc.                                             900      10,135
#   Labrador Iron Ore Royalty Corp.                         219,846   3,036,493
    Lassonde Industries, Inc. Class A                           100      19,234
    Laurentian Bank of Canada                               200,075   8,693,052
    Leon's Furniture, Ltd.                                   57,194     827,575
#*  Liberty Gold Corp.                                       19,500       7,273
    Linamar Corp.                                           257,290  14,101,164
#   Liquor Stores N.A., Ltd.                                178,360   1,432,030
    Loblaw Cos., Ltd.                                        99,529   5,420,489
#   Lucara Diamond Corp.                                  1,004,771   2,159,845
#*  Lundin Gold, Inc.                                        14,800      54,725
    Lundin Mining Corp.                                   3,092,673  22,250,874
#   MacDonald Dettwiler & Associates, Ltd.                  173,045   9,814,327
    Magellan Aerospace Corp.                                 82,988   1,325,279
    Magna International, Inc.(2554475)                      310,950  14,829,827
    Magna International, Inc.(559222401)                    302,631  14,432,472
#*  Mainstreet Equity Corp.                                  17,882     537,715
    Mainstreet Health Investments, Inc.                       8,000      73,600
*   Major Drilling Group International, Inc.                342,826   2,265,800
    Mandalay Resources Corp.                              1,186,080     371,022
*   Manitok Energy, Inc.                                     18,093       1,234
    Manulife Financial Corp.(56501R106)                   1,158,173  23,881,527
    Manulife Financial Corp.(2492519)                       537,959  11,080,639
    Maple Leaf Foods, Inc.                                  299,943   8,290,384
    Martinrea International, Inc.                           453,560   3,663,404
*   Maxim Power Corp.                                        24,537      53,138
#   Mediagrif Interactive Technologies, Inc.                  1,100      13,199
#   Medical Facilities Corp.                                159,934   1,672,781
#*  MEG Energy Corp.                                        906,875   3,724,243
    Melcor Developments, Ltd.                                 2,962      34,092
    Methanex Corp.(2654416)                                 123,400   5,471,467
    Methanex Corp.(59151K108)                                99,251   4,396,819
    Metro, Inc.                                             429,261  14,539,957
#*  Midas Gold Corp.                                         77,803      47,428
#*  Mitel Networks Corp.                                    487,182   4,149,885
    Morguard Corp.                                            1,045     144,184

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Morneau Shepell, Inc.                                   198,640 $ 3,293,274
    MTY Food Group, Inc.                                     43,123   1,627,727
    Mullen Group, Ltd.                                      391,958   5,017,565
    National Bank of Canada                                 689,665  31,060,509
    Nevsun Resources, Ltd.                                1,171,471   3,166,519
    New Flyer Industries, Inc.                              139,624   5,692,471
*   New Gold, Inc.                                        2,026,556   6,778,214
#*  Newalta Corp.                                           369,521     376,412
    Norbord, Inc.(65548P403)                                  2,770      98,224
    Norbord, Inc.(2641441)                                   89,592   3,179,821
    North American Energy Partners, Inc.(B1HTYS2)            26,876     113,173
    North American Energy Partners, Inc.(656844107)           6,310      26,817
    North West Co., Inc. (The)                              157,159   3,849,718
#*  Northern Dynasty Minerals, Ltd.                          47,400      67,293
#   Northland Power, Inc.                                   282,933   5,269,464
*   Novelion Therapeutics, Inc.                              11,936     108,019
*   NuVista Energy, Ltd.                                    901,179   4,618,836
*   Obsidian Energy, Ltd.(674482104)                        156,120     184,222
#*  Obsidian Energy, Ltd.(BDHLTZ4)                        2,230,347   2,629,725
    OceanaGold Corp.                                      2,908,202   7,954,256
    Onex Corp.                                               81,487   6,530,071
    Open Text Corp.                                         190,000   6,354,923
*   Orbite Technologies, Inc.                               174,500      24,676
#   Osisko Gold Royalties, Ltd.                             459,056   5,894,915
#*  Painted Pony Energy, Ltd.                               482,928   1,762,440
    Pan American Silver Corp.(2669272)                      236,703   3,986,982
    Pan American Silver Corp.(697900108)                    485,068   8,173,396
#*  Paramount Resources, Ltd. Class A                       272,891   4,373,257
*   Parex Resources, Inc.                                   232,714   2,863,311
#   Parkland Fuel Corp.                                     150,311   3,225,040
    Pason Systems, Inc.                                     125,633   1,833,985
    Pembina Pipeline Corp.(B4PPQG5)                          72,307   2,465,669
    Pembina Pipeline Corp.(B4PT2P8)                          86,287   2,940,715
#*  Pengrowth Energy Corp.                                3,333,460   2,513,296
#*  Perpetual Energy, Inc.                                   36,559      43,105
#   Peyto Exploration & Development Corp.                   179,448   3,189,543
*   PHX Energy Services Corp.                               104,742     173,065
#*  Pine Cliff Energy, Ltd.                                 252,200     139,577
#   Pizza Pizza Royalty Corp.                                96,691   1,300,588
#*  Platinum Group Metals, Ltd.                              31,563      23,038
*   Point Loma Resources, Ltd.                                1,065         312
*   Points International, Ltd.                                6,420      52,781
    Polaris Infrastructure, Inc.                              1,300      17,736
#*  Polaris Materials Corp.                                   7,200       5,428
    Potash Corp. of Saskatchewan, Inc.                      645,291  11,550,709
#   PrairieSky Royalty, Ltd.                                103,599   2,572,629
*   Precision Drilling Corp.(74022D308)                     455,094   1,328,874
*   Precision Drilling Corp.(B5YPLH9)                     1,023,451   2,971,640
*   Premier Gold Mines, Ltd.                                313,714     853,010
    Premium Brands Holdings Corp.                            84,554   6,105,792
#*  Pretium Resources, Inc.                                 254,124   2,441,873
*   Primero Mining Corp.(74164W106)                          81,988      29,762
#*  Primero Mining Corp.(B4Z8FV2)                           655,411     236,563

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#*  Pulse Seismic, Inc.                                     120,926 $   248,302
    Pure Technologies, Ltd.                                  23,298      93,996
    Quarterhill, Inc.                                       521,172     748,264
    Quebecor, Inc. Class B                                  126,719   4,391,841
#*  Questerre Energy Corp. Class A                           81,025      48,092
*   Raging River Exploration, Inc.                          472,904   3,030,682
    Reitmans Canada, Ltd. Class A                           163,108     597,877
    Restaurant Brands International, Inc.                    67,175   4,002,213
    Richelieu Hardware, Ltd.                                112,714   2,940,916
*   Richmont Mines, Inc.                                    162,101   1,350,896
    Ritchie Bros Auctioneers, Inc.(2345390)                  60,100   1,696,828
    Ritchie Bros Auctioneers, Inc.(767744105)                36,635   1,034,206
#*  RMP Energy, Inc.                                        559,325     269,176
    Rocky Mountain Dealerships, Inc.                         58,270     471,582
    Rogers Communications, Inc. Class B(2169051)             36,400   1,892,771
    Rogers Communications, Inc. Class B(775109200)           71,767   3,731,884
#   Rogers Sugar, Inc.                                      569,424   2,927,618
    Royal Bank of Canada(2754383)                           304,065  22,683,847
    Royal Bank of Canada(780087102)                         699,021  52,119,006
#*  Royal Nickel Corp.                                      170,500      25,984
#   Russel Metals, Inc.                                     259,212   5,185,280
#*  Sabina Gold & Silver Corp.                              786,798   1,426,239
#*  Sandstorm Gold, Ltd.                                    599,016   2,469,575
    Sandvine Corp.                                          587,982   2,065,660
    Saputo, Inc.                                            179,384   6,080,423
    Savaria Corp.                                            17,400     207,949
#   Secure Energy Services, Inc.                            627,108   4,738,205
*   SEMAFO, Inc.                                          1,239,648   2,992,854
*   Seven Generations Energy, Ltd. Class A                  113,559   1,973,791
    Shaw Communications, Inc. Class B(2801836)               77,249   1,720,018
    Shaw Communications, Inc. Class B(82028K200)            260,661   5,804,920
    ShawCor, Ltd.                                           123,989   2,778,627
#*  Sherritt International Corp.                          1,824,664   1,258,641
#   Sienna Senior Living, Inc.                              134,207   1,850,426
#*  Sierra Wireless, Inc.(2418968)                           49,826   1,467,104
#*  Sierra Wireless, Inc.(826516106)                         76,118   2,245,481
#*  Silver Standard Resources, Inc.(82823L106)               80,061     778,994
*   Silver Standard Resources, Inc.(2218458)                402,633   3,914,109
    Sleep Country Canada Holdings, Inc.                      23,300     708,858
    SNC-Lavalin Group, Inc.                                 207,750   9,149,832
*   Solium Capital, Inc.                                     18,806     146,164
*   Southern Pacific Resource Corp.                         665,787          67
#*  Spartan Energy Corp.                                    414,661   2,125,271
#*  Spin Master Corp.                                        18,200     557,934
#*  Sprott Resource Holdings, Inc.                           88,986      11,063
#   Sprott, Inc.                                            819,070   1,504,448
#   Stantec, Inc.(2854238)                                  112,330   2,857,917
    Stantec, Inc.(85472N109)                                 62,848   1,602,624
    Stella-Jones, Inc.                                      123,309   4,315,197
#*  Stornoway Diamond Corp.                                 939,568     595,355
*   Strad Energy Services, Ltd.                               1,000       1,115
#*  Street Capital Group, Inc.                               32,800      29,992
    Stuart Olson, Inc.                                       77,201     329,424

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Student Transportation, Inc.                            287,331 $ 1,691,606
    Sun Life Financial, Inc.(2566124)                       303,126  11,616,892
    Sun Life Financial, Inc.(866796105)                     329,718  12,638,091
    Suncor Energy, Inc.(867224107)                          938,237  30,605,291
    Suncor Energy, Inc.(B3NB1P2)                            804,361  26,238,925
*   SunOpta, Inc.(8676EP108)                                116,573   1,107,443
#*  SunOpta, Inc.(2817510)                                  115,193   1,099,496
#   Superior Plus Corp.                                     628,430   5,509,316
#   Surge Energy, Inc.                                    1,152,483   2,005,926
    Tahoe Resources, Inc.(873868103)                        617,617   3,378,365
    Tahoe Resources, Inc.(B5B9KV1)                          264,432   1,446,502
*   Tamarack Valley Energy, Ltd.                            186,438     349,922
*   Taseko Mines, Ltd.                                      603,089     899,736
#   Teck Resources, Ltd. Class A                              5,209     116,610
#   Teck Resources, Ltd. Class B(878742204)               1,308,239  28,375,704
    Teck Resources, Ltd. Class B(2879327)                   209,473   4,546,492
    TELUS Corp.                                              87,440   3,158,150
#*  Tembec, Inc.                                            169,810     618,358
#*  Teranga Gold Corp.                                      373,677     956,109
    TFI International, Inc.                                 486,299  11,432,463
#*  Theratechnologies, Inc.                                 109,700     686,312
    Thomson Reuters Corp.                                   154,878   7,093,269
#*  TMAC Resources, Inc.                                      4,400      38,292
    TMX Group, Ltd.                                         111,184   5,894,736
#   TORC Oil & Gas, Ltd.                                    669,092   3,010,713
*   Torex Gold Resources, Inc.                              391,920   7,145,251
    Toromont Industries, Ltd.                               192,807   7,158,641
    Toronto-Dominion Bank (The)(891160509)                  473,365  24,397,232
    Toronto-Dominion Bank (The)(2897222)                    680,144  35,061,444
    Torstar Corp. Class B                                   361,870     423,766
    Total Energy Services, Inc.                             221,194   2,146,737
*   Tourmaline Oil Corp.                                    473,007  10,490,189
    TransAlta Corp.(89346D107)                              421,210   2,758,925
    TransAlta Corp.(2901628)                                701,716   4,575,858
#   TransAlta Renewables, Inc.                              259,519   3,043,247
    TransCanada Corp.(2665184)                              226,909  11,593,426
    TransCanada Corp.(89353D107)                             93,059   4,757,176
    Transcontinental, Inc. Class A                          345,397   7,042,303
*   TransGlobe Energy Corp.(893662106)                       30,106      40,643
*   TransGlobe Energy Corp.(2470548)                        334,147     455,625
#*  Trevali Mining Corp.                                  1,714,968   1,774,461
#*  Trican Well Service, Ltd.                             1,358,799   3,978,035
    Tricon Capital Group, Inc.                               45,500     383,196
#*  Trilogy Energy Corp.                                    212,988     903,715
*   Trinidad Drilling, Ltd.                               1,363,719   1,957,936
#*  Trisura Group, Ltd.(89679A100)                               59       1,224
*   Trisura Group, Ltd.(BDTMYK5)                              1,218      25,102
*   Turquoise Hill Resources, Ltd.(900435108)               263,904     868,244
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)               1,328,604   4,369,181
*   TVA Group, Inc. Class B                                   4,447      12,092
    Uni-Select, Inc.                                        200,208   4,672,992
#*  UrtheCast Corp.                                          13,600      12,217
#*  Valeant Pharmaceuticals International, Inc.(B3XSX46)     41,511     683,887

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)                                    991,946 $   16,327,431
#   Valener, Inc.                                        112,084      1,938,264
    Veresen, Inc.                                        917,385     13,399,303
#   Vermilion Energy, Inc.(B607XS1)                       38,761      1,276,540
    Vermilion Energy, Inc.(923725105)                     71,426      2,354,201
    Wajax Corp.                                           92,258      1,735,272
    Waste Connections, Inc.(94106B101)                    16,719      1,086,431
    Waste Connections, Inc.(BYQFRK5)                     112,428      7,307,033
#*  Wesdome Gold Mines, Ltd.                             108,651        214,383
    West Fraser Timber Co., Ltd.                         278,725     14,810,933
#*  Western Energy Services Corp.                        420,557        485,745
    Western Forest Products, Inc.                      2,031,193      4,040,392
    WestJet Airlines, Ltd.                                37,767        752,765
    Westshore Terminals Investment Corp.                 200,966      3,804,129
    Wheaton Precious Metals Corp.(962879102)             313,859      6,374,476
    Wheaton Precious Metals Corp.(BF13KN5)               215,787      4,375,452
    Whitecap Resources, Inc.                           1,451,066     10,719,326
    Winpak, Ltd.                                          78,915      3,388,265
    WSP Global, Inc.                                     231,649      9,403,454
*   Xtreme Drilling Corp.                                122,058        195,802
    Yamana Gold, Inc.(98462Y100)                         135,431        352,121
    Yamana Gold, Inc.(2219279)                         2,479,689      6,463,998
*   Yangarra Resources, Ltd.                              44,300        120,455
#*  Yellow Pages, Ltd.                                    68,431        358,964
    ZCL Composites, Inc.                                  58,696        625,212
                                                                 --------------
TOTAL CANADA                                                      1,994,206,745
                                                                 --------------
CHINA -- (0.0%)
    BEP International Holdings, Ltd.                   5,290,000        139,260
*   HongDa Financial Holding, Ltd.                     1,590,000         44,958
    K Wah International Holdings, Ltd.                   381,410        229,216
*   KuangChi Science, Ltd.                               886,000        310,620
    Lisi Group Holdings, Ltd.                          2,966,000        235,219
*   Petro-King Oilfield Services, Ltd.                    30,016          1,210
                                                                 --------------
TOTAL CHINA                                                             960,483
                                                                 --------------
DENMARK -- (1.8%)
#   ALK-Abello A.S.                                       17,066      2,689,842
    Alm Brand A.S.                                       394,963      3,959,415
    Ambu A.S. Class B                                     74,280      4,836,719
    AP Moller - Maersk A.S. Class A                        2,843      5,937,680
    AP Moller - Maersk A.S. Class B                        4,923     10,746,116
*   Bang & Olufsen A.S.                                  182,179      3,187,626
#*  Bavarian Nordic A.S.                                  76,410      5,001,855
    Brodrene Hartmann A.S.                                 7,101        434,981
    Carlsberg A.S. Class B                               166,984     18,551,774
    Chr Hansen Holding A.S.                              210,010     16,912,387
    Coloplast A.S. Class B                                39,319      3,377,843
#   Columbus A.S.                                        167,300        361,774
#*  D/S Norden A.S.                                      142,903      2,834,933
    Danske Bank A.S.                                     505,287     20,462,949
    DFDS A.S.                                            141,423      8,066,023

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Djurslands Bank A.S.                                     1,040 $     42,460
    DSV A.S.                                               470,416   30,372,737
#   FLSmidth & Co. A.S.                                    194,442   11,900,700
    Fluegger A.S. Class B                                      350       20,901
*   Genmab A.S.                                             32,629    7,415,317
#   GN Store Nord A.S.                                     430,143   13,083,293
    Gronlandsbanken A.S.                                        33        3,287
#   H Lundbeck A.S.                                        156,495    9,383,716
*   H+H International A.S. Class B                          63,959    1,093,597
    Harboes Bryggeri A.S. Class B                            2,462       46,626
    IC Group A.S.                                           32,528      743,514
    ISS A.S.                                               376,469   15,433,279
*   Jeudan A.S.                                              2,094      234,070
    Jyske Bank A.S.                                        270,443   16,950,377
    Matas A.S.                                              56,850      877,337
*   NKT A.S.                                               114,553   10,062,855
    NNIT A.S.                                               19,446      622,029
    Nordjyske Bank A.S.                                      7,674      146,652
#   Novo Nordisk A.S. Class B                              600,030   25,518,925
    Novo Nordisk A.S. Sponsored ADR                        595,283   25,239,999
#   Novozymes A.S. Class B                                 304,991   14,083,094
#   Pandora A.S.                                           170,740   19,650,223
    Parken Sport & Entertainment A.S.                        5,510       76,027
    Per Aarsleff Holding A.S.                               75,903    1,893,275
    Ringkjoebing Landbobank A.S.                            62,270    3,278,387
    Rockwool International A.S. Class A                         55       11,854
    Rockwool International A.S. Class B                     27,687    6,300,942
    Royal Unibrew A.S.                                     137,006    6,826,564
    RTX A.S.                                                32,169      830,024
*   Santa Fe Group A.S.                                     72,761      659,340
    Schouw & Co. AB                                         68,985    7,575,120
    SimCorp A.S.                                           119,132    7,449,089
    Solar A.S. Class B                                      22,907    1,364,189
    Spar Nord Bank A.S.                                    210,685    2,831,557
    Sydbank A.S.                                           302,418   12,597,552
    TDC A.S.                                             3,007,807   18,559,833
#   Tivoli A.S.                                              1,030       99,364
*   TK Development A.S.                                    344,861      586,969
*   Topdanmark A.S.                                        264,350    9,032,504
#   Tryg A.S.                                              378,637    8,531,559
    United International Enterprises                         3,262      687,425
    Vestas Wind Systems A.S.                               303,349   29,646,866
#*  Vestjysk Bank A.S.                                      41,424       80,944
*   William Demant Holding A.S.                            340,622    9,049,972
#*  Zealand Pharma A.S.                                     24,138      480,402
                                                                   ------------
TOTAL DENMARK                                                       438,736,663
                                                                   ------------
FINLAND -- (1.6%)
    Afarak Group Oyj                                        18,424       17,255
    Ahlstrom-Munksjo Oyj                                    44,858      925,313
    Aktia Bank Oyj                                           6,836       74,439
    Alandsbanken Abp Class B                                 1,250       21,291
    Alma Media Oyj                                          25,653      196,736

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
    Amer Sports Oyj                                         419,560 $11,269,850
    Apetit Oyj                                                1,800      29,628
    Aspo Oyj                                                 21,245     226,795
    Atria Oyj                                                43,619     583,419
*   BasWare Oyj                                               6,855     326,312
#   Bittium Oyj                                              33,354     293,892
    Cargotec Oyj Class B                                    155,090   9,468,645
#*  Caverion Corp.                                          256,744   2,147,949
    Citycon Oyj                                           1,124,788   3,060,971
    Cramo Oyj                                               147,762   4,238,974
    Digia Oyj                                                14,070      46,460
    Elisa Oyj                                               251,858  10,368,206
    F-Secure Oyj                                            184,717     839,213
    Finnair Oyj                                             275,357   2,979,207
    Fiskars Oyj Abp                                          68,136   1,711,654
    Fortum Oyj                                              711,179  11,629,285
    HKScan Oyj Class A                                      158,175     565,260
#   Huhtamaki Oyj                                           512,253  19,850,196
    Ilkka-Yhtyma Oyj                                         29,672     113,295
    Kemira Oyj                                              472,736   5,958,696
    Kesko Oyj Class A                                         5,334     270,589
    Kesko Oyj Class B                                       220,147  11,131,527
    Kone Oyj Class B                                        185,860   9,680,952
    Konecranes Oyj                                          192,877   8,605,396
    Lassila & Tikanoja Oyj                                  129,336   2,947,524
    Lemminkainen Oyj                                         25,103     752,484
#   Metsa Board Oyj                                         660,036   4,668,856
    Metso Oyj                                               561,683  17,869,239
    Neste Oyj                                               398,491  17,276,188
    Nokia Oyj(5902941)                                    2,578,097  16,451,308
    Nokia Oyj(5946455)                                    1,186,596   7,585,462
    Nokia Oyj Sponsored ADR                                 714,429   4,565,200
    Nokian Renkaat Oyj                                      503,130  20,514,770
    Olvi Oyj Class A                                         24,798     872,002
    Oriola Oyj Class A                                        1,000       4,461
    Oriola Oyj Class B                                      348,563   1,495,051
    Orion Oyj Class A                                        33,875   1,717,934
    Orion Oyj Class B                                       164,975   8,337,959
    Outokumpu Oyj                                         1,255,910  10,553,592
#*  Outotec Oyj                                             535,841   3,495,130
    Pihlajalinna Oyj                                          2,765      55,748
    Ponsse Oy                                                49,111   1,424,881
*   Poyry Oyj                                                26,849     153,664
*   QT Group Oyj                                             12,507     100,702
    Raisio Oyj Class V                                      410,502   1,719,254
    Ramirent Oyj                                            446,307   4,448,778
    Rapala VMC Oyj                                           14,912      70,100
    Revenio Group Oyj                                         7,358     322,007
    Sampo Oyj Class A                                       480,511  26,279,903
    Sanoma Oyj                                              465,469   4,323,586
*   Stockmann Oyj Abp Class A                                 8,998      77,941
#*  Stockmann Oyj Abp Class B                               134,150   1,161,464
    Stora Enso Oyj Class R                                2,075,858  27,753,863

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Stora Enso Oyj Sponsored ADR                            57,313 $    766,275
*   Talvivaara Mining Co. P.L.C.                           676,382        4,564
    Technopolis Oyj                                        407,212    1,764,373
    Teleste Oyj                                             17,088      162,762
    Tieto Oyj                                              254,255    8,065,996
#   Tikkurila Oyj                                          121,773    2,597,135
    UPM-Kymmene Oyj                                      1,573,268   42,829,223
#   Uponor Oyj                                             147,152    2,376,005
    Vaisala Oyj Class A                                     16,416      789,499
    Valmet Oyj                                             601,215   10,959,238
    Wartsila Oyj Abp                                       311,496   20,701,451
#   YIT Oyj                                                491,144    4,170,841
                                                                   ------------
TOTAL FINLAND                                                       398,817,818
                                                                   ------------
FRANCE -- (7.0%)
    ABC Arbitrage                                          131,264      951,502
    Accor SA                                               178,753    8,303,737
#   Actia Group                                             49,902      523,660
    Aeroports de Paris                                      27,290    4,618,417
*   Air France-KLM                                         713,736    9,663,970
    Air Liquide SA                                         181,317   22,231,913
    Airbus SE                                              147,121   12,292,928
    Akka Technologies                                       26,725    1,459,707
    Albioma SA                                              69,254    1,627,291
#   Alstom SA                                              344,050   12,325,977
    Altamir                                                 37,341      743,090
    Alten SA                                               108,540    9,370,586
    Altran Technologies SA                                 621,348   10,925,412
    Amundi SA                                               67,288    5,204,197
*   Antalis International SAS                               43,462       98,785
    April SA                                                24,454      376,310
#*  Archos                                                  86,942       69,942
    Arkema SA                                              288,018   32,786,638
    Assystem                                                38,461    1,475,270
    Atos SE                                                224,779   34,174,408
    Aubay                                                   31,497    1,144,750
    AXA SA                                               1,232,309   36,394,367
    AXA SA Sponsored ADR                                   404,668   11,925,566
    Axway Software SA                                       20,458      587,564
    Bastide le Confort Medical                               5,289      247,234
    Beneteau SA                                             86,682    1,488,130
*   Bigben Interactive                                      36,683      420,841
    BioMerieux                                              28,918    6,372,180
    BNP Paribas SA                                       1,100,687   85,298,458
    Boiron SA                                               20,170    1,889,485
    Bollore SA                                           1,780,826    8,262,378
    Bonduelle SCA                                           60,324    2,317,929
#   Bourbon Corp.                                           30,117      280,707
    Bouygues SA                                            532,841   22,845,082
    Bureau Veritas SA                                      275,167    6,269,578
    Burelle SA                                                 125      176,905
    Capgemini SE                                           169,201   18,420,820
    Carrefour SA                                         1,291,739   31,027,758

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Casino Guichard Perrachon SA                            223,183 $13,612,192
    Catering International Services                           1,341      30,956
#*  Cegedim SA                                                6,183     235,974
#*  CGG SA                                                   72,034     318,117
#*  CGG SA Sponsored ADR                                      3,775      17,931
    Chargeurs SA                                            101,875   2,954,416
    Christian Dior SE                                        25,611   7,292,830
    Cie de Saint-Gobain                                     510,205  28,309,590
    Cie des Alpes                                            25,768     841,868
    Cie Generale des Etablissements Michelin                416,840  56,455,172
    Cie Plastic Omnium SA                                   311,378  11,982,537
    CNP Assurances                                          277,964   6,710,518
*   Coface SA                                               134,333   1,270,217
    Credit Agricole SA                                      974,177  17,099,092
    Danone SA                                               263,623  19,671,593
    Danone SA Sponsored ADR                                  36,386     542,515
    Dassault Aviation SA                                        951   1,427,829
    Dassault Systemes SE                                     66,959   6,568,520
    Dassault Systemes SE Sponsored ADR                       10,986   1,075,529
    Derichebourg SA                                         669,888   5,868,815
    Devoteam SA                                              18,485   1,677,497
#   Edenred                                                 488,244  12,834,876
    Eiffage SA                                              215,975  20,920,563
    Electricite de France SA                              1,138,212  11,553,571
    Electricite de Strasbourg SA                                606      85,781
#   Elior Group                                             418,004  11,095,071
#   Elis SA                                                  58,536   1,415,321
    Engie SA                                              2,588,303  41,687,725
#*  Eramet                                                   22,844   1,442,078
    Essilor International SA                                114,537  14,501,144
*   Esso SA Francaise                                         7,987     536,992
    Euler Hermes Group                                       32,909   3,934,254
#   Eurofins Scientific SE                                   13,901   7,743,539
    Euronext NV                                             163,179   9,536,110
    Europcar Groupe SA                                       29,755     433,236
    Eutelsat Communications SA                              518,333  14,028,275
    Exel Industries Class A                                   4,359     521,016
    Faurecia                                                352,644  19,581,646
    Fleury Michon SA                                          3,536     212,226
*   Fnac Darty SA                                            34,344   3,254,883
*   Fnac Darty SA                                            12,150   1,149,325
*   Gaumont SA                                                  768      80,185
#   Gaztransport Et Technigaz SA                             62,333   2,970,995
    GEA                                                          98      10,477
    GL Events                                                33,366     989,996
    Groupe Crit                                              20,479   1,962,220
    Groupe Eurotunnel SE                                    829,659   9,199,749
#*  Groupe Gorge                                             12,636     314,138
    Groupe Open                                              19,427     579,648
#   Guerbet                                                  29,985   2,698,504
    Haulotte Group SA                                        49,893     878,314
    Havas SA                                                361,525   3,959,633
    HERIGE SADCS                                                811      37,063

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Hermes International                                      6,014 $ 3,046,179
#*  HiPay Group SA                                            7,567     145,420
*   ID Logistics Group                                        2,947     476,040
    Iliad SA                                                 19,333   4,796,021
    Imerys SA                                                80,293   6,960,151
#   Ingenico Group SA                                       119,984  12,585,755
    Interparfums SA                                          19,954     792,930
    Ipsen SA                                                 55,079   7,049,818
    IPSOS                                                   163,581   5,649,278
    Jacquet Metal Service                                    62,258   1,739,903
#   JCDecaux SA                                              78,171   2,783,811
    Kaufman & Broad SA                                       22,148     959,709
    Kering                                                   20,005   6,992,173
    Korian SA                                               119,000   3,934,610
    L'Oreal SA                                               69,285  14,354,482
#   Lagardere SCA                                           574,127  18,863,297
    Laurent-Perrier                                           2,478     224,422
    Le Belier                                                 1,582      85,318
    Le Noble Age                                             23,220   1,374,615
    Lectra                                                   41,691   1,199,046
    Legrand SA                                              170,608  11,785,191
    Linedata Services                                        10,467     609,734
    LISI                                                     78,497   3,784,350
    LVMH Moet Hennessy Louis Vuitton SE                     101,739  25,555,670
    Maisons France Confort SA                                 4,083     299,499
    Manitou BF SA                                            25,394     890,538
    Manutan International                                     2,179     224,066
    Mersen SA                                                50,490   1,865,503
#*  METabolic EXplorer SA                                    92,087     255,034
    Metropole Television SA                                 119,222   2,884,605
    MGI Coutier                                              62,972   2,532,884
    Mr Bricolage                                              8,989     169,304
    Natixis SA                                            1,465,565  10,649,593
#*  Naturex                                                  14,970   1,519,439
#   Neopost SA                                              146,353   6,711,042
    Nexans SA                                               154,327   8,840,522
    Nexity SA                                               111,998   6,007,117
#*  Nicox                                                    29,469     429,360
#*  NRJ Group                                                60,571     801,709
    Oeneo SA                                                 85,692     955,270
#*  Onxeo SA(B04P0G6)                                        94,000     449,692
#*  Onxeo SA(BPFJVR0)                                        12,362      58,109
    Orange SA                                             2,984,136  50,213,680
#   Orange SA Sponsored ADR                                 206,198   3,474,436
    Orpea                                                    90,705  10,401,423
#*  Parrot SA                                                33,846     401,901
    PCAS                                                      9,130     195,185
    Pernod Ricard SA                                         49,665   6,890,723
    Peugeot SA                                            1,471,983  31,663,423
#*  Pierre & Vacances SA                                     23,603   1,319,243
    Plastivaloire                                            78,608   2,021,714
    PSB Industries SA                                           793      50,063
    Publicis Groupe SA                                      129,549   9,796,033

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
#   Publicis Groupe SA ADR                                   97,524 $ 1,847,105
#   Rallye SA                                               148,721   3,160,647
#*  Recylex SA                                               16,732     183,292
#   Remy Cointreau SA                                        22,863   2,629,963
    Renault SA                                              364,742  32,860,293
    Rexel SA                                              1,268,359  20,085,041
    Robertet SA                                                 931     446,363
    Rothschild & Co.                                          2,404      89,410
    Rubis SCA                                               198,532  12,636,970
    Safran SA                                               123,574  11,691,418
    Samse SA                                                    546      95,791
    Sanofi                                                  514,628  49,038,388
    Sanofi ADR                                              488,567  23,138,533
    Sartorius Stedim Biotech                                 38,100   2,714,713
    Savencia SA                                              13,568   1,349,453
    Schneider Electric SE(4834108)                          314,952  24,718,436
    Schneider Electric SE(B11BPS1)                           19,869   1,563,907
    SCOR SE                                                 423,254  17,851,096
    SEB SA                                                   69,717  12,402,954
    Seche Environnement SA                                    3,292     128,598
#*  Sequana SA                                              217,310     241,385
    SES SA                                                  889,508  20,924,941
*   SFR Group SA                                             94,965   3,534,829
    Societe BIC SA                                           25,758   3,021,307
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                                1,930      75,311
    Societe Generale SA                                     796,422  46,697,971
#*  Societe Internationale de Plantations d'Heveas SA         2,696     269,230
    Societe Marseillaise du Tunnel Prado-Carenage SA          7,833     172,977
    Sodexo SA(7062713)                                       54,034   6,383,016
    Sodexo SA()                                               8,908   1,052,737
    Sodexo SA Sponsored ADR                                  19,000     449,540
*   SOITEC                                                   43,042   2,733,081
#*  Solocal Group                                         1,695,604   1,706,692
    Somfy SA                                                 13,830   1,310,555
    Sopra Steria Group                                       67,527  11,677,870
    SPIE SA                                                 109,602   3,080,630
*   Stallergenes Greer P.L.C.                                 1,425      60,565
#*  Ste Industrielle d'Aviation Latecoere SA                261,227   1,344,548
    Stef SA                                                  18,378   2,042,674
    STMicroelectronics NV(5962332)                        1,333,520  22,592,739
#   STMicroelectronics NV(2430025)                          348,213   5,867,389
#   Suez                                                    476,971   8,624,225
    Sword Group                                              22,607     928,465
    Synergie SA                                              35,119   1,664,045
    Tarkett SA                                              114,111   4,724,401
    Technicolor SA                                          597,362   2,171,655
    Technicolor SA Sponsored ADR                              4,360      15,936
    Teleperformance                                         206,991  28,840,597
#   Television Francaise 1                                  367,879   5,382,686
    Tessi SA                                                  1,997     365,915
    Thales SA                                                82,563   9,140,376
    Thermador Groupe                                          3,093     340,551
    Total Gabon                                                 203      32,031

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
FRANCE -- (Continued)
    Total SA                                           1,539,718 $   78,300,317
#   Total SA Sponsored ADR                               476,776     24,158,258
*   Touax SA                                                 837         12,365
#*  Transgene SA                                             756          2,951
    Trigano SA                                            31,669      4,164,548
*   Ubisoft Entertainment SA                             363,647     23,009,947
    Union Financiere de France BQE SA                      1,141         39,000
    Valeo SA                                             342,225     23,695,164
#*  Vallourec SA                                       1,621,744      9,593,588
#*  Valneva SE                                           132,592        461,529
    Veolia Environnement SA                              345,913      7,795,752
    Veolia Environnement SA ADR                           45,884      1,031,013
    Vicat SA                                              56,108      4,098,963
    VIEL & Cie SA                                         50,850        351,111
    Vilmorin & Cie SA                                     20,350      1,794,435
    Vinci SA                                             278,709     24,957,378
#*  Virbac SA                                              7,312      1,305,077
    Vivendi SA                                         1,077,602     24,907,536
    Vranken-Pommery Monopole SA                            3,897        112,235
*   Worldline SA                                          50,520      2,053,201
    Zodiac Aerospace                                     227,337      6,501,308
                                                                 --------------
TOTAL FRANCE                                                      1,740,873,684
                                                                 --------------
GERMANY -- (7.1%)
    Aareal Bank AG                                       324,312     13,526,569
    Adidas AG                                             82,205     18,775,145
#*  Adler Modemaerkte AG                                  37,386        259,198
#*  ADLER Real Estate AG                                  76,048      1,191,943
    ADO Properties SA                                      1,922         86,760
#*  ADVA Optical Networking SE                           142,680      1,086,651
#*  AIXTRON SE                                           269,746      2,400,414
    All for One Steeb AG                                     135         10,369
    Allgeier SE                                            2,678         71,742
    Allianz SE                                           280,110     59,707,691
    Allianz SE Sponsored ADR                             829,638     17,712,771
    Amadeus Fire AG                                       16,042      1,481,755
*   AS Creation Tapeten                                      906         26,467
    Atoss Software AG                                        290         26,296
    Aurubis AG                                           137,248     12,218,218
    Axel Springer SE                                     182,301     11,575,915
    BASF SE                                            1,200,373    114,275,431
    Basler AG                                              2,225        420,285
    Bauer AG                                              36,344      1,007,832
    Bayer AG                                             336,584     42,632,125
#   Bayer AG Sponsored ADR                                10,327      1,306,830
    Bayerische Motoren Werke AG                          507,925     46,667,857
    BayWa AG                                              44,190      1,635,266
    Bechtle AG                                            69,678      5,015,494
    Beiersdorf AG                                         35,671      3,914,494
#   Bertrandt AG                                          19,052      1,814,424
    Bijou Brigitte AG                                      9,986        691,399
#   Bilfinger SE                                         127,769      5,220,740
*   Biotest AG                                            16,731        544,670

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Borussia Dortmund GmbH & Co. KGaA                      322,236 $  2,278,866
    Brenntag AG                                            155,818    8,829,767
#   CANCOM SE                                               40,035    2,632,894
    Carl Zeiss Meditec AG                                   51,380    2,751,063
    CENIT AG                                                22,785      633,529
    CENTROTEC Sustainable AG                                38,380      849,410
    Cewe Stiftung & Co. KGAA                                28,274    2,501,951
    Comdirect Bank AG                                      122,433    1,544,190
*   Commerzbank AG                                       1,929,690   25,240,984
    CompuGroup Medical SE                                   74,237    4,422,545
*   Constantin Medien AG                                    83,047      182,692
    Continental AG                                         163,183   36,759,825
    Covestro AG                                             64,923    5,034,668
    CropEnergies AG                                        102,889    1,106,450
    CTS Eventim AG & Co. KGaA                              122,665    5,685,571
    Daimler AG                                           1,472,014  103,136,318
    Data Modul AG                                            2,305      238,646
#   Delticom AG                                              7,604      139,314
    Deutsche Bank AG(5750355)                              789,392   14,057,218
#   Deutsche Bank AG(D18190898)                          1,493,279   26,640,097
    Deutsche Beteiligungs AG                                43,225    2,036,386
    Deutsche Boerse AG                                      87,885    9,176,705
#   Deutsche EuroShop AG                                   124,592    5,188,609
    Deutsche Lufthansa AG                                1,220,589   26,212,167
    Deutsche Pfandbriefbank AG                              89,716    1,182,098
    Deutsche Post AG                                       671,791   26,060,481
    Deutsche Telekom AG                                  4,891,056   89,353,386
#   Deutsche Telekom AG Sponsored ADR                      512,237    9,348,325
#   Deutsche Wohnen AG                                     365,283   14,475,620
    Deutz AG                                               420,578    3,122,289
*   Dialog Semiconductor P.L.C.                            309,518   13,487,896
    DIC Asset AG                                           137,803    1,486,092
#   Diebold Nixdorf AG                                       9,499      808,555
    DMG Mori AG                                             32,940    1,945,331
    Dr Hoenle AG                                            13,336      563,042
    Draegerwerk AG & Co. KGaA                                8,030      653,332
    Drillisch AG                                           108,758    7,275,294
#   Duerr AG                                                83,418   10,163,384
    E.ON SE                                              5,371,567   53,139,551
    Eckert & Ziegler AG                                      9,236      391,007
    EDAG Engineering Group AG                                  650       10,318
    Elmos Semiconductor AG                                  49,061    1,196,002
#   ElringKlinger AG                                       133,618    2,330,856
*   Euromicron AG                                           12,778      129,422
    Evonik Industries AG                                   210,594    7,172,316
*   Evotec AG                                              150,502    2,168,708
#   Fielmann AG                                             41,510    3,333,845
*   First Sensor AG                                         12,275      201,538
    Francotyp-Postalia Holding AG Class A                    9,306       61,560
    Fraport AG Frankfurt Airport Services Worldwide        110,166   11,031,916
    Freenet AG                                             394,510   13,316,624
    Fresenius Medical Care AG & Co. KGaA                   246,513   23,246,282
#   Fresenius Medical Care AG & Co. KGaA ADR                48,688    2,292,231

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA                                 594,150 $50,149,059
    Fuchs Petrolub SE                                        37,857   1,991,372
    GEA Group AG                                            359,585  14,613,951
    Gerresheimer AG                                         145,849  12,036,640
#   Gerry Weber International AG                             85,710   1,093,585
    Gesco AG                                                 19,607     621,535
#   GFT Technologies SE                                      35,183     654,007
    Grammer AG                                               62,110   3,528,873
#   GRENKE AG                                                24,774   2,140,020
*   H&R GmbH & Co. KGaA                                      56,783     772,696
    Hamburger Hafen und Logistik AG                         141,620   3,960,783
    Hannover Rueck SE                                        82,836  10,455,449
*   Hapag-Lloyd AG                                           11,550     456,690
    HeidelbergCement AG                                     202,418  20,043,823
#*  Heidelberger Druckmaschinen AG                        1,330,446   4,530,188
    Hella KGaA Hueck & Co.                                  173,338   9,165,673
    Henkel AG & Co. KGaA                                     23,025   2,896,755
*   Highlight Communications AG                              35,442     211,588
    Hochtief AG                                              70,173  12,525,431
*   HolidayCheck Group AG                                    60,713     215,827
    Hornbach Baumarkt AG                                     21,740     808,152
#   Hugo Boss AG                                            191,653  14,456,057
    Indus Holding AG                                         58,195   4,355,643
    Infineon Technologies AG                                539,614  11,718,402
    Infineon Technologies AG ADR                            340,602   7,404,687
    Innogy SE                                               119,535   5,020,457
    Isra Vision AG                                            8,936   1,636,415
    Jenoptik AG                                             166,261   4,580,825
#   K+S AG                                                  762,197  19,819,533
    KION Group AG                                           212,251  18,417,714
    Kloeckner & Co. SE                                      399,180   4,413,465
#   Koenig & Bauer AG                                        71,614   5,610,122
*   Kontron AG                                              223,699     921,245
#   Krones AG                                                42,754   5,319,397
    KSB AG                                                      214     121,054
    KWS Saat SE                                               4,665   1,895,029
    Lanxess AG                                              389,297  30,020,205
    LEG Immobilien AG                                       152,788  14,691,391
    Leifheit AG                                              27,766   1,099,630
    Leoni AG                                                164,753   9,744,889
    Linde AG                                                109,174  20,826,107
#*  LPKF Laser & Electronics AG                              36,039     392,455
#   MAN SE                                                   34,049   3,770,577
#*  Manz AG                                                  14,371     570,221
    MasterFlex SE                                               338       3,232
*   Mediclin AG                                              12,692      85,092
#*  Medigene AG                                              47,696     580,315
    Merck KGaA                                               68,420   7,507,839
    Metro AG                                                601,154   6,755,395
*   Metro Wholesale & Food Specialist AG                    601,154  12,144,245
    MLP AG                                                  150,773   1,104,412
    MTU Aero Engines AG                                     185,543  27,192,028
    Muenchener Rueckversicherungs-Gesellschaft AG           107,881  23,172,774

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Nemetschek SE                                            43,322 $ 3,361,784
    Nexus AG                                                  4,392     135,136
#*  Nordex SE                                               158,594   2,165,474
    Norma Group SE                                          141,784   8,598,276
    OHB SE                                                   24,874     891,405
    OSRAM Licht AG                                          246,478  20,540,070
#*  Paion AG                                                 35,721     118,379
#   paragon AG                                                6,851     497,586
*   Patrizia Immobilien AG                                  227,957   4,117,882
    Pfeiffer Vacuum Technology AG                            19,738   3,347,195
    PNE Wind AG                                             268,128     839,912
    Progress-Werk Oberkirch AG                                3,776     192,203
#   ProSiebenSat.1 Media SE                                 327,262  13,075,437
    PSI Software AG                                           3,562      66,076
    Puma SE                                                   6,192   2,482,343
*   PVA TePla AG                                              8,269      29,317
    QIAGEN NV(BYXS699)                                      364,830  12,101,159
    QIAGEN NV(N72482123)                                     18,931     621,690
#   QSC AG                                                  492,485   1,082,563
    R Stahl AG                                                3,704     140,294
    Rational AG                                               6,635   4,166,369
    Rheinmetall AG                                          179,682  17,930,460
#   RHOEN-KLINIKUM AG                                       136,854   4,306,679
#   RIB Software SE                                          88,868   1,587,613
    RTL Group SA                                             27,234   2,118,696
*   RWE AG                                                1,919,080  40,436,112
#   S&T AG                                                   47,648     832,920
    SAF-Holland SA                                          180,969   3,197,589
    Salzgitter AG                                           164,708   7,389,570
    SAP SE                                                  121,724  12,888,767
#   SAP SE Sponsored ADR                                     52,887   5,598,089
#*  Schaltbau Holding AG                                     18,852     826,257
    Scout24 AG                                                8,084     307,974
#   Secunet Security Networks AG                              1,122     132,856
#*  SGL Carbon SE                                           111,449   1,405,736
    SHW AG                                                   30,016   1,264,155
    Siemens AG                                              320,191  43,450,427
#   Siemens AG Sponsored ADR                                234,786  15,923,187
*   Siltronic AG                                             32,928   3,580,650
#   Sixt Leasing SE                                           5,775     136,809
#   Sixt SE                                                  63,659   4,499,901
#   SMA Solar Technology AG                                  34,238   1,241,673
*   SMT Scharf AG                                             4,136      58,006
    Softing AG                                                4,181      57,650
    Software AG                                             167,487   7,323,047
*   Solartech International Holdings, Ltd.                1,920,000     140,683
    Stabilus SA                                              15,813   1,314,907
#   Stada Arzneimittel AG                                   236,869  18,442,479
    Stroeer SE & Co. KGaA                                    53,858   3,472,252
    Suedzucker AG                                           315,302   6,729,619
*   Suess MicroTec AG                                        94,269   1,362,599
    Surteco SE                                               25,506     752,559
#   Symrise AG                                              126,807   8,878,486

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
GERMANY -- (Continued)
    TAG Immobilien AG                                    377,815 $    6,199,523
    Takkt AG                                             146,923      3,607,653
*   Talanx AG                                            149,318      6,157,452
    Technotrans AG                                        17,853        878,289
*   Tele Columbus AG                                      13,393        153,716
#   Telefonica Deutschland Holding AG                  1,028,740      5,314,222
#   ThyssenKrupp AG                                      251,989      7,484,432
    TLG Immobilien AG                                     70,609      1,531,414
*   Tom Tailor Holding SE                                134,872      1,131,196
    Traffic Systems SE                                       650         12,573
    Uniper SE                                            749,667     15,449,868
    United Internet AG                                   161,055      9,805,029
    VERBIO Vereinigte BioEnergie AG                      102,262      1,163,172
#   Volkswagen AG                                         55,446      8,718,646
    Vonovia SE                                           218,432      8,851,932
*   Vossloh AG                                            27,664      1,839,953
#   VTG AG                                                44,230      2,217,407
    Wacker Chemie AG                                      78,727      9,770,349
    Wacker Neuson SE                                     109,353      2,935,642
    Washtec AG                                            50,600      4,060,247
#   Wirecard AG                                           31,196      2,387,386
    Wuestenrot & Wuerttembergische AG                      4,717        121,820
    XING AG                                                7,839      2,303,695
*   Zalando SE                                            32,986      1,476,365
    Zeal Network SE                                       39,999      1,102,510
                                                                 --------------
TOTAL GERMANY                                                     1,771,588,314
                                                                 --------------
HONG KONG -- (2.8%)
#*  13 Holdings, Ltd. (The)                              511,500         66,844
    Aeon Stores Hong Kong Co., Ltd.                       32,000         28,533
    Agritrade Resources, Ltd.                          2,305,000        566,667
    AIA Group, Ltd.                                    6,136,600     48,267,458
    Alco Holdings, Ltd.                                  504,000        130,223
    Allied Group, Ltd.                                    76,000        464,806
#   Allied Properties HK, Ltd.                         3,898,393        852,532
    Alltronics Holdings, Ltd.                            559,800        211,452
*   Anxian Yuan China Holdings, Ltd.                   7,000,000         49,216
*   APAC Resources, Ltd.                                 169,686         21,694
*   Applied Development Holdings, Ltd.                 3,310,000        224,487
    APT Satellite Holdings, Ltd.                       1,537,250        758,314
    Arts Optical International Hldgs, Ltd.                70,000         24,340
    Asia Financial Holdings, Ltd.                        400,000        219,057
    Asia Satellite Telecommunications Holdings, Ltd.     162,000        165,738
#   Asia Standard International Group, Ltd.              975,561        283,180
    Asian Growth Properties, Ltd.                        575,672        208,682
#   ASM Pacific Technology, Ltd.                         482,400      6,234,414
    Associated International Hotels, Ltd.                 79,000        242,717
#*  Auto Italia Holdings                               2,475,000         24,751
#   Bank of East Asia, Ltd. (The)                      2,109,989      9,025,821
    BeijingWest Industries International, Ltd.         1,032,400        188,882
*   Bisu Technology Group International, Ltd.             10,000          9,896
    BOC Aviation, Ltd.                                    29,000        150,655
    BOC Hong Kong Holdings, Ltd.                       4,333,000     21,303,080

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
#   Bonjour Holdings, Ltd.                                5,884,000 $   282,358
    Bossini International Holdings, Ltd.                  2,184,000     128,659
#   Bright Smart Securities & Commodities Group, Ltd.     2,690,000     794,026
#*  Brightoil Petroleum Holdings, Ltd.                    9,440,000   2,452,955
*   Brockman Mining, Ltd.                                 2,850,520      41,982
*   Burwill Holdings, Ltd.                               14,623,600     390,843
    Cafe de Coral Holdings, Ltd.                            824,000   2,652,222
*   Cash Financial Services Group, Ltd.                   1,596,000      52,070
    Cathay Pacific Airways, Ltd.                          6,589,000  10,323,403
    CCT Fortis Holdings, Ltd.                               216,000      28,506
*   CCT Land Holdings, Ltd.                              15,680,000      20,121
#   Century City International Holdings, Ltd.             1,112,000     105,176
    CGN Mining Co., Ltd.                                  1,600,000     128,876
    Chen Hsong Holdings                                     360,000     110,709
    Cheuk Nang Holdings, Ltd.                               109,590      72,947
    Cheung Kong Property Holdings, Ltd.                   1,287,408  10,411,039
    Chevalier International Holdings, Ltd.                  130,276     217,587
*   China Best Group Holding, Ltd.                        5,100,000      70,469
* China Chuanglian Education Financial Group, Ltd. 2,472,000 37,551 China Display Optoelectronics Technology Holdings,
      Ltd.                                                  952,000     142,294
*   China Energy Development Holdings, Ltd.              33,734,000     397,230
    China Flavors & Fragrances Co., Ltd.                    981,350     295,113
*   China Fortune Financial Group, Ltd.                   3,118,000      79,712
*   China Healthcare Enterprise Group, Ltd.               5,836,000      98,709
#*  China LNG Group, Ltd.                                40,160,000     642,618
*   China Ludao Technology Co., Ltd.                        404,000      87,888
*   China Medical & Healthcare Group, Ltd.                1,040,000      48,525
    China Metal International Holdings, Inc.                804,000     303,553
    China Motor Bus Co., Ltd.                                 6,800      89,189
*   China National Culture Group, Ltd.                    2,290,000       4,980
*   China Smarter Energy Group Holdings, Ltd.             1,462,000     130,907
#*  China Soft Power Technology Holdings, Ltd.            2,599,301      39,533
*   China Solar Energy Holdings, Ltd.                     1,033,500       4,466
*   China Star Entertainment, Ltd.                        1,722,000     114,629
#*  China Strategic Holdings, Ltd.                       19,790,000     265,876
    China Ting Group Holdings, Ltd.                       1,862,000      94,045
*   China Wah Yan Healthcare, Ltd.                        6,681,250      19,647
#   Chinese Estates Holdings, Ltd.                          260,500     438,008
*   Chinlink International Holdings, Ltd.                   634,800      92,586
    Chow Sang Sang Holdings International, Ltd.           1,248,000   2,914,240
    Chow Tai Fook Jewellery Group, Ltd.                   1,974,000   2,050,958
    Chuang's China Investments, Ltd.                      3,564,219     314,636
    Chuang's Consortium International, Ltd.               3,823,553     890,172
    CITIC Telecom International Holdings, Ltd.            8,345,000   2,540,587
    CK Hutchison Holdings, Ltd.                           3,807,408  50,102,116
    CK Infrastructure Holdings, Ltd.                        671,045   6,254,598
    CK Life Sciences Intl Holdings, Inc.                 11,806,000     965,895
    CLP Holdings, Ltd.                                      614,000   6,542,258
#   CMBC Capital Holdings, Ltd.                          11,200,000     537,717
*   CMMB Vision Holdings, Ltd.                            7,452,000     371,785
    CNQC International Holdings, Ltd.                     2,660,000     844,521
    CNT Group, Ltd.                                         648,000      40,597
#*  Common Splendor International Health Industry
      Group, Ltd.                                         4,378,000     330,590

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
HONG KONG -- (Continued)
*   Continental Holdings, Ltd.                               440,000 $    5,864
#   Convenience Retail Asia, Ltd.                             30,000     14,929
#*  Convoy Global Holdings, Ltd.                          25,290,000    572,703
#   Cowell e Holdings, Inc.                                1,276,000    521,866
*   CP Lotus Corp.                                         1,420,000     27,663
*   Crocodile Garments                                     2,682,000    343,260
    Cross-Harbour Holdings, Ltd. (The)                       206,000    312,771
    CSI Properties, Ltd.                                  17,884,200    949,861
#   CW Group Holdings, Ltd.                                1,987,000    333,101
    Dah Sing Banking Group, Ltd.                           1,593,302  3,412,230
#   Dah Sing Financial Holdings, Ltd.                        766,844  5,426,121
    Dickson Concepts International, Ltd.                     361,000    136,283
*   Ding He Mining Holdings, Ltd.                         10,632,000     51,660
    Eagle Nice International Holdings, Ltd.                  996,000    411,573
    EcoGreen International Group, Ltd.                       270,240     55,755
    Emperor Capital Group, Ltd.                           13,782,000  1,232,997
    Emperor Entertainment Hotel, Ltd.                      2,560,000    671,688
    Emperor International Holdings, Ltd.                   5,946,416  2,297,889
*   Emperor Watch & Jewellery, Ltd.                       16,180,000    704,386
#*  Enerchina Holdings, Ltd.                              27,907,500    662,833
*   ENM Holdings, Ltd.                                     1,404,000     93,476
*   EPI Holdings, Ltd.                                     2,803,200    150,444
#*  Esprit Holdings, Ltd.                                  6,689,813  3,296,263
*   eSun Holdings, Ltd.                                      923,000    115,763
*   Eternity Investment, Ltd.                                520,000     12,439
#   Fairwood Holdings, Ltd.                                  177,000    731,922
    Far East Consortium International, Ltd.                5,991,872  3,303,541
*   Far East Holdings International, Ltd.                    738,000     65,062
#   FIH Mobile, Ltd.                                       9,169,000  3,063,588
    First Pacific Co., Ltd.                                8,275,756  6,193,542
#*  First Shanghai Investments, Ltd.                       2,408,000    326,027
    Fountain SET Holdings, Ltd.                            3,490,000    459,886
#   Four Seas Mercantile Holdings, Ltd.                       36,000     16,281
*   Freeman FinTech Corp., Ltd.                            5,520,000    353,083
    Fulum Group Holdings, Ltd.                                88,000     11,599
    Future Bright Holdings, Ltd.                           1,410,000    126,278
*   Future World Financial Holdings, Ltd.                    187,783      3,221
*   G-Resources Group, Ltd.                              114,628,200  1,496,574
    Galaxy Entertainment Group, Ltd.                       1,604,000  9,903,260
#*  GCL New Energy Holdings, Ltd.                         22,334,000  1,028,400
#   Genting Hong Kong, Ltd.                                  678,000    196,253
    Get Nice Financial Group, Ltd.                           530,824     86,913
    Get Nice Holdings, Ltd.                               23,121,000    813,157
    Giordano International, Ltd.                           7,678,000  4,272,590
*   Global Brands Group Holding, Ltd.                     20,893,250  1,977,126
#   Glorious Sun Enterprises, Ltd.                         1,555,000    181,288
    Gold Peak Industries Holdings, Ltd.                      605,000     59,302
#*  Gold-Finance Holdings, Ltd.                              160,000     32,934
    Golden Resources Development International, Ltd.         924,000     60,259
#*  Good Resources Holdings, Ltd.                          5,300,000    281,069
#   Goodbaby International Holdings, Ltd.                    272,000    133,295
    Great Eagle Holdings, Ltd.                               345,249  1,893,314
    Guangnan Holdings, Ltd.                                1,750,000    241,930

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Guoco Group, Ltd.                                         3,000 $    35,170
#   Guotai Junan International Holdings, Ltd.            11,158,000   3,435,101
#   Haitong International Securities Group, Ltd.          6,237,975   3,595,074
    Hang Lung Group, Ltd.                                 2,022,000   7,680,535
    Hang Lung Properties, Ltd.                            3,222,000   8,013,394
    Hang Seng Bank, Ltd.                                    417,900   9,085,387
    Hanison Construction Holdings, Ltd.                     513,496     100,458
*   Hao Tian Development Group, Ltd.                     10,912,993     362,678
    Harbour Centre Development, Ltd.                        158,000     295,489
    Henderson Land Development Co., Ltd.                  1,397,673   8,078,180
*   Henry Group Holdings, Ltd.                              818,000     171,486
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                2,691,000   2,562,418
    HKBN, Ltd.                                            1,488,000   1,470,827
*   HKR International, Ltd.                               2,899,962   1,610,311
    HKT Trust & HKT, Ltd.                                 8,857,000  11,602,342
    Hon Kwok Land Investment Co., Ltd.                      234,000     144,561
    Hong Kong & China Gas Co., Ltd.                       2,635,201   4,980,680
#   Hong Kong Aircraft Engineering Co., Ltd.                 99,200     691,842
*   Hong Kong Building & Loan Agency, Ltd. (The)          1,296,000      35,145
#   Hong Kong Exchanges & Clearing, Ltd.                    394,696  11,244,182
#   Hong Kong Ferry Holdings Co., Ltd.                      111,000     129,564
    Hong Kong Shanghai Alliance Holdings, Ltd.              196,000      21,301
*   Hong Kong Television Network, Ltd.                    1,792,000     614,459
#   Hongkong & Shanghai Hotels, Ltd. (The)                1,097,424   1,950,757
    Hongkong Chinese, Ltd.                                2,129,143     389,767
    Hop Hing Group Holdings, Ltd.                         3,792,000     111,591
    Hopewell Holdings, Ltd.                               1,459,500   5,582,248
#*  Hsin Chong Group Holdings, Ltd.                       9,152,000     307,574
*   Huan Yue Interactive Holdings, Ltd.                     279,000      21,778
#*  Huarong Investment Stock Corp., Ltd.                    270,000      39,107
*   Huisheng International Holdings, Ltd.                   640,000      33,570
    Hung Hing Printing Group, Ltd.                        1,010,524     214,616
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                                7,368,000   2,827,273
    Hysan Development Co., Ltd.                             948,215   4,585,322
*   I-CABLE Communications, Ltd.                          3,011,000     207,887
#   IGG, Inc.                                             2,456,000   4,131,631
#*  Imagi International Holdings, Ltd.                      834,799      65,028
*   International Standard Resources Holdings, Ltd.       8,763,750      81,850
*   iOne Holdings, Ltd.                                   3,940,000      96,217
    IPE Group, Ltd.                                       2,010,000     501,580
#*  IRC, Ltd.                                             5,544,800     255,517
    IT, Ltd.                                              2,425,087   1,209,782
    ITC Properties Group, Ltd.                            1,261,739     492,300
    Johnson Electric Holdings, Ltd.                       1,758,250   6,247,762
    Kader Holdings Co., Ltd.                                462,000      47,340
    Kam Hing International Holdings, Ltd.                    74,000       4,925
*   Kantone Holdings, Ltd.                                  244,436      15,942
    Karrie International Holdings, Ltd.                     716,000     113,528
    Kerry Logistics Network, Ltd.                         2,334,791   3,357,416
    Kerry Properties, Ltd.                                1,917,083   6,717,962
    Kingmaker Footwear Holdings, Ltd.                     1,104,000     324,850
#   Kingston Financial Group, Ltd.                       11,317,000   3,937,926
    Kowloon Development Co., Ltd.                         1,610,000   1,773,524

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Kwan On Holdings, Ltd.                                  700,000 $   113,643
    L'Occitane International SA                           1,282,000   2,963,638
*   L'sea Resources International Holdings, Ltd.          1,300,000      16,517
    Lai Sun Development Co., Ltd.                        62,169,666   2,304,985
    Lam Soon Hong Kong, Ltd.                                 12,000      17,348
#*  Landing International Development, Ltd.             223,380,000   2,570,094
*   LEAP Holdings Group, Ltd.                               360,000      11,976
*   Lerado Financial Group Company Ltd.                     740,000      12,032
#   Li & Fung, Ltd.                                      25,775,250   9,428,749
    Lifestyle International Holdings, Ltd.                1,814,000   2,468,846
    Lippo China Resources, Ltd.                          12,586,000     450,877
    Lippo, Ltd.                                             236,000     141,961
    Liu Chong Hing Investment, Ltd.                         822,000   1,359,005
    Luk Fook Holdings International, Ltd.                 1,680,000   6,168,219
    Luks Group Vietnam Holdings Co., Ltd.                   130,000      42,752
    Lung Kee Bermuda Holdings                               280,000     130,067
#*  Macau Legend Development, Ltd.                        6,955,000   1,200,379
    Magnificent Hotel Investment, Ltd.                    4,616,000     134,045
#   Man Wah Holdings, Ltd.                                8,056,800   6,954,631
#*  Mason Group Holdings, Ltd.                           19,263,200     256,108
#   Master Glory Group, Ltd.(BYTP1T9)                    38,991,388     532,984
    Master Glory Group, Ltd.(BYTP1T9)                     1,716,040      23,508
    Melco International Development, Ltd.                 2,428,000   5,737,350
    Melco Resorts & Entertainment, Ltd. ADR                  47,606     961,641
#   MGM China Holdings, Ltd.                                757,600   1,490,612
#*  Midland Holdings, Ltd.                                1,952,000     519,150
*   Midland IC&I, Ltd.                                    1,008,000      50,911
    Ming Fai International Holdings, Ltd.                   652,000     102,606
#   Miramar Hotel & Investment                              324,000     742,250
    Modern Dental Group, Ltd.                                33,000      12,660
#*  Mongolian Mining Corp.                               12,040,750     424,452
#   MTR Corp., Ltd.                                         808,424   4,668,308
    NagaCorp, Ltd.                                        8,338,000   5,082,389
    National Electronic Hldgs                                61,600       8,503
*   National United Resources Holdings, Ltd.              3,320,000      11,306
*   Neo-Neon Holdings, Ltd.                               1,329,000     144,434
*   Neptune Group, Ltd.                                     656,000      28,098
*   NetMind Financial Holdings, Ltd.                     45,344,000     214,564
*   NEW Concepts Holdings, Ltd.                             276,000     131,445
*   New Times Energy Corp., Ltd.                          3,397,000     107,355
    New World Development Co., Ltd.                      11,831,364  15,977,623
#*  Newocean Energy Holdings, Ltd.                        4,020,000   1,188,229
*   Next Digital, Ltd.                                    1,774,000      86,357
*   Nine Express, Ltd.                                    5,754,000     209,665
#   NWS Holdings, Ltd.                                    2,659,221   5,087,284
*   O Luxe Holdings, Ltd.                                 5,302,800     983,646
*   OCI International Holdings, Ltd.                         96,000      17,758
    On Time Logistics Holdings, Ltd.                        168,000      83,646
#   OP Financial Investments, Ltd.                          632,000     209,413
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                3,905,000     494,564
*   Orient Overseas International, Ltd.                     940,000   8,748,006
    Oriental Watch Holdings                               1,152,240     243,156
*   Pacific Andes International Holdings, Ltd.           11,918,411      41,809

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Pacific Basin Shipping, Ltd.                         18,615,000 $ 4,067,373
#   Pacific Textiles Holdings, Ltd.                       2,163,000   2,446,147
    Paliburg Holdings, Ltd.                                 808,790     345,607
*   Pan Asia Environmental Protection Group, Ltd.           756,000      71,533
#*  Paradise Entertainment, Ltd.                          1,944,000     254,003
    PCCW, Ltd.                                           11,047,265   6,212,737
*   Pearl Oriental Oil, Ltd.                              5,768,627     128,443
*   Pegasus Entertainment Holdings, Ltd.                  2,736,000      66,521
    Pegasus International Holdings, Ltd.                     82,000      10,496
    Perfect Shape Beauty Technology, Ltd.                   752,000      86,604
    Pico Far East Holdings, Ltd.                          2,646,000   1,090,632
    Playmates Holdings, Ltd.                              3,734,000     530,439
    Playmates Toys, Ltd.                                  4,208,000     716,078
    Polytec Asset Holdings, Ltd.                          4,795,000     414,250
    Power Assets Holdings, Ltd.                             683,000   6,764,957
    Prada SpA                                               481,600   1,719,205
    PT International Development Co., Ltd.                3,548,550     240,786
    Public Financial Holdings, Ltd.                         608,000     282,429
    PuraPharm Corp., Ltd.                                   387,000     171,936
*   PYI Corp., Ltd.                                      13,424,552     295,420
#   Regal Hotels International Holdings, Ltd.             1,279,400   1,002,039
*   Regent Pacific Group, Ltd.                            4,590,000     170,182
#   Regina Miracle International Holdings, Ltd.             793,000     698,375
#*  Rentian Technology Holdings, Ltd.                     3,910,000     190,140
    SA SA International Holdings, Ltd.                    2,604,622     956,718
    Samsonite International SA                            2,981,700  12,486,579
    Sands China, Ltd.                                       665,600   3,082,727
    SAS Dragon Holdings, Ltd.                             1,238,000     366,081
#   SEA Holdings, Ltd.                                      454,000     534,612
*   SEEC Media Group, Ltd.                               11,102,000      51,129
    Shangri-La Asia, Ltd.                                 3,318,166   5,388,635
#   Shenwan Hongyuan HK, Ltd.                             1,545,000     582,239
*   Shougang Concord Grand Group, Ltd.                      334,000       9,748
    Shun Ho Property Investments, Ltd.                       70,224      27,672
*   Shun Tak Holdings, Ltd.                               7,410,250   3,195,726
*   Silver base Group Holdings, Ltd.                      1,080,000      71,838
*   Sincere Watch Hong Kong, Ltd.                         5,990,000     128,009
    Sing Tao News Corp., Ltd.                               892,000     115,279
*   Singamas Container Holdings, Ltd.                     6,670,000     955,492
    Sino Land Co., Ltd.                                   4,541,609   7,490,341
    SITC International Holdings Co., Ltd.                 2,178,000   1,812,043
    Sitoy Group Holdings, Ltd.                            1,298,000     283,967
#   SJM Holdings, Ltd.                                    7,198,699   7,196,764
    Sky Light Holdings, Ltd.                                314,000      62,229
    SmarTone Telecommunications Holdings, Ltd.            2,087,575   2,741,567
*   SOCAM Development, Ltd.                               1,422,488     431,246
*   Solartech International Holdings, Ltd.                9,760,000     636,959
*   Solomon Systech International, Ltd.                   3,988,000     181,372
    Soundwill Holdings, Ltd.                                176,000     441,155
*   South China Financial Holdings, Ltd.                 25,300,000     168,265
*   South China Holdings Co., Ltd.                        2,720,000     104,381
    Stella International Holdings, Ltd.                   1,528,500   2,619,781
*   Stelux Holdings International, Ltd.                     637,600      54,670

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Success Universe Group, Ltd.                          3,996,000 $   110,236
#*  Summit Ascent Holdings, Ltd.                            630,000     142,566
    Sun Hing Vision Group Holdings, Ltd.                    122,000      49,059
    Sun Hung Kai & Co., Ltd.                              2,847,787   1,880,638
    Sun Hung Kai Properties, Ltd.                         1,129,511  17,476,082
*   Suncorp Technologies, Ltd.                            4,380,000      14,542
    Sunwah Kingsway Capital Holdings, Ltd.                3,120,000      47,104
    Swire Pacific, Ltd. Class A                             782,500   7,796,951
    Swire Pacific, Ltd. Class B                           1,275,000   2,258,120
    Swire Properties, Ltd.                                  675,850   2,334,711
#   TAI Cheung Holdings, Ltd.                               594,000     647,658
    Tai Sang Land Development, Ltd.                         145,523     102,135
*   Tai United Holdings, Ltd.                             1,690,000     260,716
*   Talent Property Group, Ltd.                          19,560,000     240,295
    Tan Chong International, Ltd.                           372,000     116,483
    Tao Heung Holdings, Ltd.                                153,000      31,734
    Techtronic Industries Co., Ltd.                       3,200,500  14,220,753
    Television Broadcasts, Ltd.                           1,331,600   4,874,422
*   Termbray Industries International Holdings, Ltd.        112,000      12,196
#   Texwinca Holdings, Ltd.                               3,744,000   2,271,374
    TK Group Holdings, Ltd.                                 114,000      46,640
*   Tom Group, Ltd.                                         150,000      36,894
#   Town Health International Medical Group, Ltd.           444,000      33,546
    Tradelink Electronic Commerce, Ltd.                   1,704,000     322,720
    Transport International Holdings, Ltd.                  814,200   2,745,874
*   Trinity, Ltd.                                         4,822,000     277,766
*   TSC Group Holdings, Ltd.                              1,656,000     146,258
    Tsui Wah Holdings, Ltd.                                 976,000     151,004
#*  United Laboratories International Holdings, Ltd.
      (The)                                               3,727,500   2,336,245
*   Up Energy Development Group, Ltd.                     2,252,000       6,977
*   Value Convergence Holdings, Ltd.                      1,008,000     167,659
#   Value Partners Group, Ltd.                              711,000     660,601
    Vanke Property Overseas, Ltd.                           123,000      77,125
    Vantage International Holdings, Ltd.                  1,038,000     148,470
    Varitronix International, Ltd.                        1,370,000     731,494
    Vedan International Holdings, Ltd.                    1,404,000     165,290
    Victory City International Holdings, Ltd.            12,654,814     429,034
    Vitasoy International Holdings, Ltd.                  1,908,000   4,077,319
    VST Holdings, Ltd.                                    2,525,200     670,248
#   VTech Holdings, Ltd.                                    487,400   7,049,899
    Wai Kee Holdings, Ltd.                                  222,000     100,684
*   Wan Kei Group Holdings, Ltd.                            550,000      44,321
    Wang On Group, Ltd.                                   5,220,000      47,400
    Water Oasis Group, Ltd.                                 326,000      44,266
    WH Group, Ltd.                                       18,406,000  17,258,234
    Wharf Holdings, Ltd. (The)                            1,286,750  10,936,913
    Wheelock & Co., Ltd.                                  1,326,000   9,992,065
    Win Hanverky Holdings, Ltd.                             876,000     123,264
*   Winfull Group Holdings, Ltd.                          3,696,000      92,712
    Wing On Co. International, Ltd.                         123,137     415,433
    Wing Tai Properties, Ltd.                               390,000     266,905
    Wonderful Sky Financial Group Holdings, Ltd.            264,000      68,231
    Wong's Kong King International                          218,000      28,721

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Wynn Macau, Ltd.                                     1,242,400 $  2,684,322
    Xinyi Glass Holdings, Ltd.                           8,190,000    8,462,703
*   Yat Sing Holdings, Ltd.                                270,000      125,838
*   Yau Lee Holdings, Ltd.                                 134,000       21,002
#   Yeebo International Holdings, Ltd.                     972,000      533,344
    YGM Trading, Ltd.                                      103,000       93,052
*   Yuan Heng Gas Holdings, Ltd.                           512,000       40,632
    Yue Yuen Industrial Holdings, Ltd.                   2,770,000   11,436,396
    Yugang International, Ltd.                          13,454,000      327,426
*   ZH International Holdings, Ltd.                        990,000       28,990
                                                                   ------------
TOTAL HONG KONG                                                     686,474,584
                                                                   ------------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                         2,050,971   17,116,980
    C&C Group P.L.C.(B010DT8)                               24,767       89,067
    C&C Group P.L.C.(B011Y09)                              663,411    2,402,909
    CRH P.L.C.(0182704)                                     71,685    2,511,143
    CRH P.L.C.(4182249)                                    173,628    6,094,492
    CRH P.L.C. Sponsored ADR                               605,171   21,223,347
    Datalex P.L.C.                                           3,322       14,836
*   FBD Holdings P.L.C.(0329028)                            18,709      185,481
*   FBD Holdings P.L.C.(4330231)                            37,809      378,255
    Glanbia P.L.C.(0066950)                                 74,909    1,560,113
    Glanbia P.L.C.(4058629)                                261,751    5,418,576
    IFG Group P.L.C.                                        53,466      110,811
*   Independent News & Media P.L.C.                      1,085,178      143,581
    Irish Continental Group P.L.C.                         266,049    1,690,175
*   Kenmare Resources P.L.C.                                   165          551
    Kerry Group P.L.C. Class A(0490656)                     76,886    6,918,154
    Kerry Group P.L.C. Class A(4519579)                     20,014    1,811,519
    Kingspan Group P.L.C.(0492793)                          19,320      645,181
    Kingspan Group P.L.C.(4491235)                         591,843   19,713,603
    Paddy Power Betfair P.L.C.(BWXC0Z1)                     51,120    5,106,472
    Paddy Power Betfair P.L.C.(BWT6H89)                     57,823    5,793,431
    Smurfit Kappa Group P.L.C.                             665,749   19,800,054
                                                                   ------------
TOTAL IRELAND                                                       118,728,731
                                                                   ------------
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                         32,854      461,763
*   Africa Israel Investments, Ltd.                        450,766       34,438
*   Africa Israel Properties, Ltd.                          41,131      819,042
*   Airport City, Ltd.                                     175,481    2,318,403
    Albaad Massuot Yitzhak, Ltd.                               660       10,733
*   Allot Communications, Ltd.                              58,519      290,882
#   Alrov Properties and Lodgings, Ltd.                     25,797      742,008
    Amot Investments, Ltd.                                 336,345    1,785,290
    Arad, Ltd.                                               1,421       14,519
#*  Arko Holdings, Ltd.                                    254,964      119,527
    Ashtrom Properties, Ltd.                                 3,135       13,737
*   AudioCodes, Ltd.(M15342104)                              2,000       13,860
*   AudioCodes, Ltd.(6415352)                               12,744       86,844
    Avgol Industries 1953, Ltd.                            185,094      227,165

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                   86,640 $    82,729
    Azrieli Group, Ltd.                                      61,789   3,376,374
    Bank Hapoalim BM                                      2,558,428  17,721,725
    Bank Leumi Le-Israel BM                               3,955,582  19,003,197
    Bayside Land Corp.                                        2,222     956,622
    Bezeq The Israeli Telecommunication Corp., Ltd.       1,878,121   2,788,343
    Big Shopping Centers, Ltd.                               12,853     900,435
    Blue Square Real Estate, Ltd.                            11,740     536,900
*   Brack Capital Properties NV                               2,535     252,694
    Carasso Motors, Ltd.                                      7,897      74,369
#*  Cellcom Israel, Ltd.(B23WQK8)                           215,938   2,004,734
*   Cellcom Israel, Ltd.(M2196U109)                          43,866     407,954
*   Ceragon Networks, Ltd.                                   99,230     230,398
#*  Clal Biotechnology Industries, Ltd.                     107,037     113,578
*   Clal Insurance Enterprises Holdings, Ltd.                93,887   1,520,127
*   Compugen, Ltd.                                           16,989      66,909
    Danel Adir Yeoshua, Ltd.                                  1,592      73,435
    Delek Automotive Systems, Ltd.                          124,572   1,029,992
    Delek Group, Ltd.                                        10,301   2,109,512
#   Delta-Galil Industries, Ltd.                             48,016   1,329,755
    Direct Insurance Financial Investments, Ltd.             51,880     556,259
    El Al Israel Airlines                                 1,858,487   1,768,373
#   Elbit Systems, Ltd.(6308913)                             34,092   4,304,638
    Elbit Systems, Ltd.(M3760D101)                            2,033     256,199
    Electra Consumer Products 1970, Ltd.                     37,956     744,312
    Electra, Ltd.                                             5,808   1,148,537
    Elron Electronic Industries, Ltd.                         6,344      32,218
    Energix-Renewable Energies, Ltd.                        195,149     159,344
*   Equital, Ltd.                                               815      19,361
#*  Evogene, Ltd.                                            33,343     163,074
    First International Bank Of Israel, Ltd.                178,549   3,258,841
    FMS Enterprises Migun, Ltd.                               9,722     360,974
    Formula Systems 1985, Ltd.                               45,596   1,672,546
    Fox Wizel, Ltd.                                          27,761     575,909
    Frutarom Industries, Ltd.                                58,434   4,143,114
*   Gilat Satellite Networks, Ltd.                           71,717     392,295
*   Hadera Paper, Ltd.                                        4,642     283,682
    Hamlet Israel-Canada, Ltd.                               10,466     151,386
    Harel Insurance Investments & Financial Services,
      Ltd.                                                  544,603   3,238,462
    Hilan, Ltd.                                              35,372     642,065
    IDI Insurance Co., Ltd.                                  13,422     765,368
#*  Industrial Buildings Corp., Ltd.                        163,741     221,875
#   Inrom Construction Industries, Ltd.                      75,867     350,464
    Israel Chemicals, Ltd.                                  776,894   3,702,128
#*  Israel Discount Bank, Ltd. Class A                    1,936,348   4,991,692
    Israel Land Development Co., Ltd. (The)                   7,214      67,345
    Issta Lines, Ltd.                                         1,051      23,350
*   Jerusalem Oil Exploration                                48,258   2,560,592
*   Kamada, Ltd.                                             34,720     156,365
*   Kenon Holdings, Ltd.                                     32,019     445,651
    Kerur Holdings, Ltd.                                     12,299     347,459
    Klil Industries, Ltd.                                     2,549     285,331
    Magic Software Enterprises, Ltd.                         10,713      85,043

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ISRAEL -- (Continued)
    Matrix IT, Ltd.                                        120,111 $  1,234,422
    Maytronics, Ltd.                                       111,237      397,509
#*  Mazor Robotics, Ltd.                                    29,389      587,387
#*  Mazor Robotics, Ltd. Sponsored ADR                       6,362      254,353
    Mega Or Holdings, Ltd.                                   1,704       17,585
    Meitav Dash Investments, Ltd.                           28,777      114,450
    Melisron, Ltd.                                          43,597    2,222,411
    Menora Mivtachim Holdings, Ltd.                         86,945    1,053,933
    Migdal Insurance & Financial Holding, Ltd.           1,407,182    1,443,470
    Mivtach Shamir Holdings, Ltd.                           14,882      308,640
    Mizrahi Tefahot Bank, Ltd.                             534,321    9,655,134
*   Naphtha Israel Petroleum Corp., Ltd.                   157,469    1,072,730
#   Nawi Brothers, Ltd.                                     11,044       72,155
    Neto ME Holdings, Ltd.                                   2,537      247,940
#   NIice, Ltd. Sponsored ADR                               42,401    3,165,659
*   Nova Measuring Instruments, Ltd.                        35,699      840,284
    Oil Refineries, Ltd.                                 4,945,729    2,299,743
#*  Partner Communications Co., Ltd.                       385,490    1,953,380
*   Partner Communications Co., Ltd. ADR                    11,519       56,328
    Paz Oil Co., Ltd.                                       17,045    2,845,692
*   Phoenix Holdings, Ltd. (The)                           237,513    1,010,349
    Plasson Industries, Ltd.                                 3,254      119,700
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.    21,022    1,001,023
*   Redhill Biopharma, Ltd. Sponsored ADR                    1,200       11,796
    Scope Metals Group, Ltd.                                27,306      763,873
#   Shapir Engineering and Industry, Ltd.                  194,897      650,962
#   Shikun & Binui, Ltd.                                 1,218,804    2,802,602
    Shufersal, Ltd.                                        325,186    1,766,856
    Strauss Group, Ltd.                                     75,913    1,453,742
    Summit Real Estate Holdings, Ltd.                       23,075      151,404
*   Suny Cellular Communication, Ltd.                      144,755      107,895
    Tadiran Holdings, Ltd.                                   7,948      214,382
    Teva Pharmaceutical Industries, Ltd.                       264        8,519
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR     518,134   16,668,371
*   Tower Semiconductor, Ltd.(6320605)                      22,626      601,775
#*  Tower Semiconductor, Ltd.(M87915274)                   165,162    4,318,986
#*  Union Bank of Israel                                    90,957      467,820
                                                                   ------------
TOTAL ISRAEL                                                        161,355,505
                                                                   ------------
ITALY -- (2.8%)
    A2A SpA                                              5,792,726    9,854,122
    ACEA SpA                                               206,442    3,099,008
#*  Aeffe SpA                                               68,280      144,750
    Amplifon SpA                                           259,400    3,718,191
    Anima Holding SpA                                    1,076,743    8,738,333
#*  Ansaldo STS SpA                                        198,730    2,727,263
*   Arnoldo Mondadori Editore SpA                          630,439    1,313,256
    Ascopiave SpA                                          311,680    1,277,197
#   Assicurazioni Generali SpA                           2,476,453   44,918,412
#   Astaldi SpA                                            232,773    1,546,173
    Atlantia SpA                                           285,393    8,681,468
    Autogrill SpA                                          350,222    4,158,225
#   Azimut Holding SpA                                     299,193    6,703,517

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
#*  Banca Carige SpA                                        595,570 $   178,779
#   Banca Finnat Euramerica SpA                             202,150      91,608
    Banca Generali SpA                                      150,988   5,356,098
    Banca IFIS SpA                                          124,246   5,830,935
    Banca Mediolanum SpA                                    875,178   7,652,416
#*  Banca Monte dei Paschi di Siena SpA                      20,323     272,102
#   Banca Popolare di Sondrio SCPA                        1,380,726   6,025,014
#   Banca Profilo SpA                                       708,896     179,001
    Banca Sistema SpA                                        37,076      97,104
*   Banco BPM SpA                                         4,646,526  16,923,604
    Banco di Desio e della Brianza SpA                       33,828      99,705
#   BasicNet SpA                                             90,710     424,087
#   BE                                                      292,959     298,018
    Biesse SpA                                               74,766   2,849,253
    BPER Banca                                            2,331,282  12,806,981
    Brembo SpA                                              398,710   6,131,167
    Brunello Cucinelli SpA                                   49,041   1,440,600
#   Buzzi Unicem SpA                                        319,162   8,083,220
#   Cairo Communication SpA                                 129,240     601,920
*   Carraro SpA                                              43,543     155,633
    Cembre SpA                                                7,988     198,230
    Cementir Holding SpA                                    227,374   1,619,689
    Cerved Information Solutions SpA                        309,965   3,554,886
    CIR-Compagnie Industriali Riunite SpA                 1,511,939   2,250,076
#   CNH Industrial NV                                     1,464,786  16,967,255
    Credito Emiliano SpA                                    344,044   2,967,621
#*  Credito Valtellinese SpA                                460,677   2,233,115
#*  d'Amico International Shipping SA                       512,424     159,261
    Danieli & C Officine Meccaniche SpA                      47,932   1,234,689
    Datalogic SpA                                            39,244   1,204,930
    Davide Campari-Milano SpA                             1,408,398  10,411,402
    De' Longhi SpA                                           96,070   3,159,533
    DeA Capital SpA                                         273,651     406,458
    DiaSorin SpA                                             46,309   4,038,973
    Digital Bros SpA                                          6,293      98,997
    Ei Towers SpA                                            77,912   4,766,367
    El.En. SpA                                               33,342     977,315
*   Elica SpA                                                 6,214      13,138
    Emak SpA                                                 45,438      84,943
#   Enel SpA                                              3,370,856  19,228,360
    Eni SpA                                               2,230,601  35,317,417
#   Eni SpA Sponsored ADR                                   214,005   6,758,278
    ePrice SpA                                               21,483      94,414
    ERG SpA                                                 205,538   2,937,035
    Esprinet SpA                                            121,999     942,347
#*  Eurotech SpA                                             93,990     144,783
    Falck Renewables SpA                                    830,810   1,247,399
    Ferrari NV(BD6G507)                                     159,399  16,773,512
#   Ferrari NV(N3167Y103)                                       890      93,619
*   Fiat Chrysler Automobiles NV(N31738102)                 429,750   5,195,678
*   Fiat Chrysler Automobiles NV(BRJFWP3)                 2,878,006  34,704,016
    Fila SpA                                                 17,924     395,627
*   Fincantieri SpA                                         984,784   1,163,559

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    FinecoBank Banca Fineco SpA                             648,004 $ 5,679,324
    FNM SpA                                                 405,320     257,724
*   GEDI Gruppo Editoriale SpA                              805,595     747,766
#   Geox SpA                                                272,993   1,083,404
    Gruppo MutuiOnline SpA                                   43,996     703,088
    Hera SpA                                              2,246,002   7,262,652
*   IMMSI SpA                                               773,083     419,073
    Industria Macchine Automatiche SpA                       39,756   3,940,661
    Infrastrutture Wireless Italiane SpA                    163,803   1,057,772
#*  Intek Group SpA                                       1,101,521     388,753
    Interpump Group SpA                                     276,527   8,413,682
    Intesa Sanpaolo SpA                                   7,492,633  25,792,847
    Iren SpA                                              1,428,579   3,635,369
    Italgas SpA                                             976,976   5,378,987
    Italmobiliare SpA                                        19,325     549,013
#*  Juventus Football Club SpA                            1,300,612     914,573
    La Doria SpA                                             42,311     513,599
    Leonardo SpA                                            877,251  15,287,261
    Luxottica Group SpA                                      70,933   4,094,902
#   Maire Tecnimont SpA                                     328,029   1,840,317
#   MARR SpA                                                 74,084   1,899,543
#*  Mediaset SpA                                          3,331,187  13,021,811
    Mediobanca SpA                                        1,415,105  14,764,660
    Moncler SpA                                             363,132   9,751,662
    Mondo TV SpA                                             18,402      87,428
    Nice SpA                                                 26,142     111,368
    OVS SpA                                                 186,125   1,407,944
    Panariagroup Industrie Ceramiche SpA                     21,253     141,118
    Parmalat SpA                                            940,062   3,406,661
#   Piaggio & C SpA                                       1,049,034   2,912,249
    Poste Italiane SpA                                      568,179   4,182,503
#*  Prelios SpA                                             159,284      21,122
    Prima Industrie SpA                                      19,623     611,549
    Prysmian SpA                                            395,387  12,646,810
    RAI Way SpA                                               8,464      46,578
    Recordati SpA                                           171,017   7,299,952
    Reno de Medici SpA                                      482,213     244,096
    Reply SpA                                                 8,578   1,813,571
#*  Retelit SpA                                             487,600     748,566
*   Rizzoli Corriere Della Sera Mediagroup SpA               15,805      22,698
    Sabaf SpA                                                 9,076     163,789
    SAES Getters SpA                                         49,829   1,046,454
*   Safilo Group SpA                                        190,246   1,458,659
#*  Saipem SpA                                            2,229,489   9,147,990
#   Salini Impregilo SpA                                    970,107   3,407,701
#   Salvatore Ferragamo SpA                                 162,850   4,720,416
    Saras SpA                                             2,502,149   5,757,185
    SAVE SpA                                                 31,515     780,450
    Servizi Italia SpA                                        3,824      19,742
    Sesa SpA                                                  7,779     227,001
#*  Snaitech SpA                                            412,090     797,392
    Snam SpA                                              1,671,563   7,908,616
    Societa Cattolica di Assicurazioni SCRL                 617,519   5,339,928

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA          276,084 $  3,798,892
#*  Sogefi SpA                                             266,251    1,350,504
    SOL SpA                                                 64,001      776,777
    Tamburi Investment Partners SpA                        144,413      969,264
*   Telecom Italia SpA                                  27,029,682   27,808,411
*   Telecom Italia SpA Sponsored ADR                       331,845    3,451,188
#   Tenaris SA                                             133,475    2,111,907
#   Tenaris SA ADR                                          10,207      321,929
#   Terna Rete Elettrica Nazionale SpA                   1,707,629    9,755,271
#*  Tiscali SpA                                          6,190,063      296,424
#   Tod's SpA                                               57,604    4,001,901
#*  Trevi Finanziaria Industriale SpA                      461,725      393,101
    TXT e-solutions SpA                                     11,789      168,055
*   UniCredit SpA                                        1,645,570   32,341,933
#   Unione di Banche Italiane SpA                        4,482,321   21,654,419
    Unipol Gruppo Finanziario SpA                        2,092,867    9,798,143
#   UnipolSai Assicurazioni SpA                          3,387,200    7,830,457
    Vittoria Assicurazioni SpA                             103,051    1,444,243
#*  Yoox Net-A-Porter Group SpA                            114,167    3,781,484
    Zignago Vetro SpA                                       60,936      542,197
                                                                   ------------
TOTAL ITALY                                                         690,194,561
                                                                   ------------
JAPAN -- (22.4%)
    NJS Co., Ltd.                                            9,000      110,293
    77 Bank, Ltd. (The)                                  1,563,372    8,060,154
    A&A Material Corp.                                      42,000       47,615
    A&D Co., Ltd.                                           55,300      229,783
    ABC-Mart, Inc.                                          27,500    1,568,078
    Abist Co., Ltd.                                            600       24,120
#*  Access Co., Ltd.                                        85,300      680,837
    Accretive Co., Ltd.                                     69,600      235,419
    Achilles Corp.                                          58,300    1,027,029
#*  Acom Co., Ltd.                                         108,700      462,916
#   AD Works Co., Ltd.                                     316,900      135,076
#   Ad-sol Nissin Corp.                                      2,300       24,290
    Adastria Co., Ltd.                                     108,100    2,700,443
    ADEKA Corp.                                            344,400    5,286,948
#   Adtec Plasma Technology Co., Ltd.                        6,200      108,651
    Advan Co., Ltd.                                         55,100      498,253
    Advanex, Inc.                                            6,800      116,030
#   Advantest Corp.                                        224,100    4,101,145
#   Adventure, Inc.                                          1,100      100,740
    Aeon Co., Ltd.                                       1,682,969   25,358,969
    Aeon Delight Co., Ltd.                                  83,300    2,782,720
    Aeon Fantasy Co., Ltd.                                  39,600    1,219,598
#   AEON Financial Service Co., Ltd.                       307,600    6,694,955
#   Aeon Hokkaido Corp.                                     88,600      497,392
    Aeon Mall Co., Ltd.                                    144,120    2,744,918
*   AGORA Hospitality Group Co., Ltd.                       41,000       13,377
#   Agro-Kanesho Co., Ltd.                                  31,200      426,386
    Ahresty Corp.                                           87,000      885,769
#   Ai Holdings Corp.                                       79,200    2,182,119
    Aica Kogyo Co., Ltd.                                   123,800    3,972,793

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Aichi Bank, Ltd. (The)                                   31,600 $ 1,757,934
    Aichi Corp.                                             103,700     734,961
    Aichi Steel Corp.                                        48,400   2,025,609
#   Aichi Tokei Denki Co., Ltd.                               7,000     240,340
    Aida Engineering, Ltd.                                  196,200   1,984,459
    Ain Holdings, Inc.                                       60,100   4,331,520
    Aiphone Co., Ltd.                                        27,700     489,047
    Air Water, Inc.                                         556,300  10,770,601
    Airport Facilities Co., Ltd.                             81,800     444,941
    Aisan Industry Co., Ltd.                                144,300   1,288,823
#   Aisan Technology Co., Ltd.                                3,300     107,782
    Aisin Seiki Co., Ltd.                                   389,782  20,264,369
    AIT Corp.                                                10,400     101,596
    Aizawa Securities Co., Ltd.                             129,100     831,551
    Ajinomoto Co., Inc.                                     429,000   8,628,374
    Ajis Co., Ltd.                                           11,500     232,912
#*  Akatsuki, Inc.                                            8,000     719,816
*   Akebono Brake Industry Co., Ltd.                        574,930   1,901,657
    Akita Bank, Ltd. (The)                                  617,000   1,782,910
    Albis Co., Ltd.                                           8,300     346,518
    Alconix Corp.                                            43,200     854,312
    Alfresa Holdings Corp.                                  266,900   4,912,064
    Alinco, Inc.                                             46,400     518,726
#*  Allied Architects, Inc.                                   9,000     111,672
#   Alpen Co., Ltd.                                          79,000   1,443,890
#   Alpha Corp.                                              17,900     397,574
    Alpha Systems, Inc.                                      13,420     260,829
    Alpine Electronics, Inc.                                197,800   3,606,307
#   Alps Electric Co., Ltd.                                 275,800   7,499,893
    Alps Logistics Co., Ltd.                                 24,800     178,915
    Altech Corp.                                             18,600     620,337
    Amada Holdings Co., Ltd.                                503,100   5,745,959
    Amano Corp.                                             205,600   4,679,084
    Amiyaki Tei Co., Ltd.                                    17,400     664,350
    Amuse, Inc.                                              50,800   1,397,926
    ANA Holdings, Inc.                                      551,000   1,891,671
    Anest Iwata Corp.                                        82,700     770,423
#   Anicom Holdings, Inc.                                    32,400     820,159
    Anritsu Corp.                                           241,500   1,945,750
    AOI Electronic Co., Ltd.                                  7,600     309,527
    AOI TYO Holdings, Inc.                                   47,310     490,363
    AOKI Holdings, Inc.                                     183,900   2,380,414
    Aomori Bank, Ltd. (The)                                 670,000   2,343,898
    Aoyama Trading Co., Ltd.                                197,100   6,870,353
#   Aoyama Zaisan Networks Co., Ltd.                         24,800     214,579
    Aozora Bank, Ltd.                                     1,643,000   6,314,129
#   Apamanshop Holdings Co., Ltd.                            22,000     158,386
*   Apic Yamada Corp.                                        20,200      95,645
    Arakawa Chemical Industries, Ltd.                        66,400   1,166,603
#   Arata Corp.                                              16,300     576,351
#   Araya Industrial Co., Ltd.                              113,000     202,802
    Arcland Sakamoto Co., Ltd.                              104,400   1,429,132
    Arcland Service Holdings Co., Ltd.                       36,000     626,365

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Arcs Co., Ltd.                                          123,673 $ 2,674,525
#   Ardepro Co., Ltd.                                       394,000     506,800
    Arealink Co., Ltd.                                        1,000      13,191
    Argo Graphics, Inc.                                      14,300     349,360
    Ariake Japan Co., Ltd.                                   25,200   1,806,628
    Arisawa Manufacturing Co., Ltd.                         147,500   1,255,742
#*  Arrk Corp.                                              246,100     267,685
    Artnature, Inc.                                          75,500     486,657
    ArtSpark Holdings, Inc.                                  16,100     201,950
    As One Corp.                                             26,290   1,313,291
    Asahi Broadcasting Corp.                                 16,000     120,408
    Asahi Co., Ltd.                                          65,400     786,478
    Asahi Diamond Industrial Co., Ltd.                      203,700   1,540,550
    Asahi Glass Co., Ltd.                                   317,800  13,376,027
    Asahi Group Holdings, Ltd.                              153,100   6,240,546
    Asahi Holdings, Inc.                                    120,800   2,270,088
    Asahi Intecc Co., Ltd.                                   52,800   2,371,000
    Asahi Kasei Corp.                                     2,623,000  29,954,486
    Asahi Kogyosha Co., Ltd.                                 13,200     397,820
    Asahi Net, Inc.                                          13,100      63,076
    Asahi Yukizai Corp.                                     255,000     607,562
    Asante, Inc.                                             12,600     219,238
    Asanuma Corp.                                           313,000     958,753
    Asatsu-DK, Inc.                                          85,500   2,191,633
    Asax Co., Ltd.                                            2,200      33,660
*   Ascot Corp.                                              10,700      33,845
#   Ashimori Industry Co., Ltd.                             203,000     647,077
    Asia Pile Holdings Corp.                                 83,000     562,545
#   Asics Corp.                                             192,100   3,491,924
    ASKA Pharmaceutical Co., Ltd.                            65,200     975,865
#   ASKUL Corp.                                              47,500   1,455,649
    Astellas Pharma, Inc.                                   760,500   9,685,367
#   Asti Corp.                                               47,000     257,261
#   Asukanet Co., Ltd.                                        3,200      47,069
    Asunaro Aoki Construction Co., Ltd.                      57,200     490,701
#   Ateam, Inc.                                              27,300     699,535
#   Atom Corp.                                              195,400   1,396,519
    Atsugi Co., Ltd.                                        723,000     806,813
    Autobacs Seven Co., Ltd.                                182,000   3,032,476
    Aval Data Corp.                                           4,900      66,920
    Avex Group Holdings, Inc.                               158,400   2,082,968
    Awa Bank, Ltd. (The)                                    740,000   4,860,103
    Axell Corp.                                              25,600     173,127
    Axial Retailing, Inc.                                    49,800   1,952,842
    Azbil Corp.                                             130,700   5,162,883
    Bandai Namco Holdings, Inc.                             159,200   5,534,323
    Bando Chemical Industries, Ltd.                         133,100   1,361,852
    Bank of Iwate, Ltd. (The)                                65,500   2,549,553
    Bank of Kochi, Ltd. (The)                               125,000     142,738
    Bank of Kyoto, Ltd. (The)                               802,000   7,687,265
#   Bank of Nagoya, Ltd. (The)                               65,099   2,394,742
    Bank of Okinawa, Ltd. (The)                              84,740   3,345,754
    Bank of Saga, Ltd. (The)                                547,000   1,293,800

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Bank of the Ryukyus, Ltd.                               102,300 $ 1,460,203
    Beenos, Inc.                                              7,800     103,394
    Belc Co., Ltd.                                           44,638   2,027,613
    Bell System24 Holdings, Inc.                            118,400   1,329,552
    Belluna Co., Ltd.                                       195,500   2,248,115
    Benefit One, Inc.                                        43,800   1,778,680
    Benesse Holdings, Inc.                                  147,200   5,633,615
    Bic Camera, Inc.                                        423,300   4,912,949
    BML, Inc.                                               103,100   2,121,037
#   Bookoff Corp.                                            35,600     260,937
    BP Castrol K.K.                                          20,200     337,851
    Bridgestone Corp.                                       770,500  32,416,085
#   Broadband Tower, Inc.                                   168,000     407,090
    Broadleaf Co., Ltd.                                     151,800   1,019,962
#*  Broadmedia Corp.                                        121,300     140,823
#   BRONCO BILLY Co., Ltd.                                   19,700     484,880
    Brother Industries, Ltd.                                659,600  16,829,345
    Bunka Shutter Co., Ltd.                                 187,100   1,609,690
    C Uyemura & Co., Ltd.                                     3,700     212,277
    CAC Holdings Corp.                                       48,400     459,960
#   Calbee, Inc.                                             51,900   2,151,667
    Can Do Co., Ltd.                                         26,800     414,740
    Canare Electric Co., Ltd.                                 1,300      29,299
    Canon Electronics, Inc.                                  76,900   1,497,333
    Canon Marketing Japan, Inc.                             127,900   2,825,131
    Canon, Inc.                                             369,334  12,849,437
#   Canon, Inc. Sponsored ADR                                57,577   2,011,165
    Capcom Co., Ltd.                                        143,000   3,542,134
    Career Design Center Co., Ltd.                           10,200     126,989
    Carlit Holdings Co., Ltd.                                55,100     320,320
    Casio Computer Co., Ltd.                                443,600   7,266,347
    Cawachi, Ltd.                                            70,600   1,742,486
    Central Automotive Products, Ltd.                         5,100      71,974
    Central Glass Co., Ltd.                                 825,000   3,619,657
    Central Japan Railway Co.                                33,300   5,358,867
#   Central Security Patrols Co., Ltd.                       23,500     431,924
    Central Sports Co., Ltd.                                 19,400     823,536
#   Ceres, Inc.                                               7,900     105,612
    Chiba Bank, Ltd. (The)                                1,063,000   7,626,442
    Chiba Kogyo Bank, Ltd. (The)                            188,700     973,118
    Chilled & Frozen Logistics Holdings Co., Ltd.             2,400      28,559
    CHIMNEY Co., Ltd.                                         9,000     229,546
    Chino Corp.                                              13,300     150,744
    Chiyoda Co., Ltd.                                        52,400   1,365,273
#   Chiyoda Corp.                                           571,000   3,429,505
    Chiyoda Integre Co., Ltd.                                46,300     994,376
    Chofu Seisakusho Co., Ltd.                               83,100   2,032,490
    Chori Co., Ltd.                                          34,900     646,772
    Chubu Electric Power Co., Inc.                          308,900   4,058,933
    Chubu Shiryo Co., Ltd.                                   89,500   1,290,899
    Chudenko Corp.                                          135,100   3,614,882
    Chuetsu Pulp & Paper Co., Ltd.                          344,000     717,269
*   Chugai Mining Co., Ltd.                                 259,700      75,374

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Chugai Pharmaceutical Co., Ltd.                          20,800 $   834,165
    Chugai Ro Co., Ltd.                                     183,000     363,378
    Chugoku Bank, Ltd. (The)                                432,400   6,267,721
    Chugoku Electric Power Co., Inc. (The)                  133,500   1,463,553
    Chugoku Marine Paints, Ltd.                             249,700   1,940,166
    Chukyo Bank, Ltd. (The)                                  44,500     936,733
    Chuo Gyorui Co., Ltd.                                    38,000      99,608
    Chuo Spring Co., Ltd.                                    60,000     198,411
    CI Takiron Corp.                                        155,000     844,222
#   Ci:z Holdings Co., Ltd.                                  71,800   2,582,008
    Citizen Watch Co., Ltd.                                 847,950   6,304,654
    CKD Corp.                                               163,600   2,741,020
    Clarion Co., Ltd.                                       558,000   2,111,702
    Cleanup Corp.                                            83,200     669,864
#   CMIC Holdings Co., Ltd.                                  47,600     661,128
    CMK Corp.                                               228,800   2,045,431
    Coca-Cola Bottlers Japan, Inc.                          240,952   7,267,569
    Coco's Japan Co., Ltd.                                      800      15,602
    Cocokara fine, Inc.                                      59,820   3,126,005
#   COLOPL, Inc.                                            274,700   3,080,723
#   Colowide Co., Ltd.                                      144,800   2,514,104
    Computer Engineering & Consulting, Ltd.                  49,200     954,278
    Computer Institute of Japan, Ltd.                         9,700      49,565
    COMSYS Holdings Corp.                                   232,000   4,752,874
    Comture Corp.                                             8,400     384,775
    Concordia Financial Group, Ltd.                       2,436,187  12,284,949
    CONEXIO Corp.                                            57,200     942,085
#   COOKPAD, Inc.                                           109,300     936,055
    Core Corp.                                                3,000      43,351
    Corona Corp.                                             56,200     589,545
    Cosel Co., Ltd.                                          35,500     436,546
    Cosmo Energy Holdings Co., Ltd.                         290,400   5,031,863
    Cosmos Initia Co., Ltd.                                  17,500      70,285
    Cosmos Pharmaceutical Corp.                              10,600   2,256,678
#   CRE, Inc.                                                10,500     146,334
    Create Medic Co., Ltd.                                    3,500      31,338
#   Create Restaurants Holdings, Inc.                       113,500   1,159,955
    Create SD Holdings Co., Ltd.                             60,600   1,533,340
    Credit Saison Co., Ltd.                                 380,000   7,319,362
    Creek & River Co., Ltd.                                  10,400     128,467
    Cresco, Ltd.                                             34,200   1,119,768
#   CROOZ, Inc.                                              19,800     515,397
    CTI Engineering Co., Ltd.                                42,000     419,758
    CTS Co., Ltd.                                            12,000      78,778
    CyberAgent, Inc.                                        115,600   3,570,315
#*  CYBERDYNE, Inc.                                          19,300     262,614
#   Cybernet Systems Co., Ltd.                               47,600     306,680
    Cybozu, Inc.                                              3,300      15,093
    D.A. Consortium Holdings, Inc.                           85,400   1,113,810
    Dai Nippon Printing Co., Ltd.                           810,000   8,934,414
    Dai Nippon Toryo Co., Ltd.                              518,000   1,441,298
    Dai-Dan Co., Ltd.                                        64,000     876,063
    Dai-ichi Life Holdings, Inc.                          1,034,100  17,863,030

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Dai-ichi Seiko Co., Ltd.                                 38,200 $   852,610
    Daibiru Corp.                                           224,000   2,524,202
    Daicel Corp.                                            653,300   8,491,664
    Daido Kogyo Co., Ltd.                                   107,000     326,761
    Daido Metal Co., Ltd.                                   165,100   1,479,811
    Daido Steel Co., Ltd.                                 1,312,000   7,984,423
#   Daidoh, Ltd.                                             71,000     284,657
    Daifuku Co., Ltd.                                       194,300   6,710,335
#   Daihatsu Diesel Manufacturing Co., Ltd.                  54,300     351,637
    Daihen Corp.                                            286,000   2,549,641
    Daiho Corp.                                             328,000   1,585,117
    Daiichi Jitsugyo Co., Ltd.                              166,000     963,209
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                   79,400     958,024
    Daiichi Sankyo Co., Ltd.                                328,300   7,159,914
    Daiichikosho Co., Ltd.                                   84,800   4,084,185
    Daiken Corp.                                             45,600   1,117,189
#   Daiken Medical Co., Ltd.                                 32,300     231,032
    Daiki Aluminium Industry Co., Ltd.                      124,000     761,834
    Daikin Industries, Ltd.                                  60,100   6,362,985
    Daikoku Denki Co., Ltd.                                  39,600     615,529
    Daikokutenbussan Co., Ltd.                               21,100   1,046,331
#*  Daikokuya Holdings Co., Ltd.                            211,200     158,862
    Daikyo, Inc.                                          1,243,392   2,604,411
    Daikyonishikawa Corp.                                   184,500   2,755,638
    Dainichi Co., Ltd.                                       17,500     130,365
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                  282,000   2,357,171
#   Daio Paper Corp.                                        354,600   4,604,531
    Daisan Bank, Ltd. (The)                                  51,000     793,037
    Daiseki Co., Ltd.                                        70,325   1,670,221
    Daiseki Eco. Solution Co., Ltd.                          14,600     189,258
    Daishi Bank, Ltd. (The)                               1,104,000   5,059,503
    Daishinku Corp.                                          36,400     613,659
    Daisue Construction Co., Ltd.                            24,400     230,030
    Daisyo Corp.                                             23,700     385,616
    Daito Bank, Ltd. (The)                                  282,000     429,323
#   Daito Pharmaceutical Co., Ltd.                           56,600   1,510,197
    Daito Trust Construction Co., Ltd.                       46,800   7,910,293
    Daitron Co., Ltd.                                        21,000     298,377
    Daiwa House Industry Co., Ltd.                          345,600  12,055,004
    Daiwa Industries, Ltd.                                  108,200   1,233,989
    Daiwa Securities Group, Inc.                          2,461,000  14,173,652
    Daiwabo Holdings Co., Ltd.                              869,000   3,419,852
    DCM Holdings Co., Ltd.                                  469,480   4,088,402
    Dena Co., Ltd.                                          246,800   5,421,974
    Denka Co., Ltd.                                       1,805,000  10,024,296
    Denki Kogyo Co., Ltd.                                   193,000     991,320
    Densan System Co., Ltd.                                   8,400     137,869
    Denso Corp.                                             266,300  12,789,164
    Dentsu, Inc.                                             84,600   3,955,702
    Denyo Co., Ltd.                                          56,600     995,189
    Descente, Ltd.                                          129,200   1,877,215
#   Designone Japan, Inc.                                     3,500      45,361
    Dexerials Corp.                                         138,700   1,676,207

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    DIC Corp.                                               385,300 $14,532,904
    Digital Arts, Inc.                                       24,400     832,211
#   Digital Garage, Inc.                                     32,300     613,669
    Dip Corp.                                                92,700   1,955,575
    Disco Corp.                                              34,600   6,132,301
    DKS Co., Ltd.                                           195,000     942,057
    DMG Mori Co., Ltd.                                      556,300   9,228,245
    DMW Corp.                                                   900      15,635
    Don Quijote Holdings Co., Ltd.                           93,800   3,406,704
    Doshisha Co., Ltd.                                       63,300   1,275,209
    Doutor Nichires Holdings Co., Ltd.                      101,623   2,245,956
    Dowa Holdings Co., Ltd.                               1,096,500   8,852,432
    Dream Incubator, Inc.                                     7,700     151,301
*   Drecom Co., Ltd.                                         19,900     263,407
#   DSB Co., Ltd.                                            42,900     250,076
    DTS Corp.                                                85,400   2,607,007
    Dunlop Sports Co., Ltd.                                  42,300     431,507
    Duskin Co., Ltd.                                        172,000   4,669,258
    Dvx, Inc.                                                10,700     122,153
#   DyDo Group Holdings, Inc.                                33,300   1,651,548
    Dynic Corp.                                              14,000      25,024
#   E-Guardian, Inc.                                         14,800     309,482
    Eagle Industry Co., Ltd.                                111,600   1,942,315
    Earth Chemical Co., Ltd.                                 26,800   1,486,768
    East Japan Railway Co.                                   76,500   7,174,346
    Ebara Corp.                                             288,400   8,436,854
    Ebara Jitsugyo Co., Ltd.                                 21,400     303,605
    Eco's Co., Ltd.                                          13,800     139,567
#   EDION Corp.                                             317,600   2,926,230
    EF-ON, Inc.                                              50,600     457,038
    eGuarantee, Inc.                                         17,400     409,285
#   Ehime Bank, Ltd. (The)                                  113,998   1,440,553
    Eidai Co., Ltd.                                          52,000     245,596
    Eighteenth Bank, Ltd. (The)                             457,000   1,216,364
    Eiken Chemical Co., Ltd.                                 40,800   1,350,862
#   Eisai Co., Ltd.                                          33,500   1,795,316
    Eizo Corp.                                               66,900   2,682,259
    Elecom Co., Ltd.                                         57,000   1,230,024
    Electric Power Development Co., Ltd.                     67,800   1,717,889
    Elematec Corp.                                           30,403     551,528
    EM Systems Co., Ltd.                                     20,100     465,275
    en-japan, Inc.                                           58,400   1,674,511
    Endo Lighting Corp.                                      43,200     488,718
#*  Eneres Co., Ltd.                                         53,200     244,014
#*  Enigmo, Inc.                                             27,400     410,764
    Enplas Corp.                                             45,100   1,856,032
#*  Enshu, Ltd.                                             100,000     131,441
    EPS Holdings, Inc.                                      147,000   2,410,853
#   eRex Co., Ltd.                                           70,500     620,778
#   ES-Con Japan, Ltd.                                      179,800     864,061
    ESCRIT, Inc.                                             24,500     167,013
*   Escrow Agent Japan Co., Ltd.                              1,800      52,783
    ESPEC Corp.                                              97,100   1,658,750

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Excel Co., Ltd.                                           31,900 $  415,382
    Exedy Corp.                                              129,600  4,056,085
    Ezaki Glico Co., Ltd.                                     53,800  2,828,835
    F-Tech, Inc.                                              35,700    493,958
    F@N Communications, Inc.                                 114,100  1,044,750
#   Faith, Inc.                                               11,480    125,799
    Falco Holdings Co., Ltd.                                  21,700    303,692
#   FamilyMart UNY Holdings Co., Ltd.                        151,012  8,457,656
    Fancl Corp.                                               59,700  1,284,863
    FANUC Corp.                                               24,300  4,968,250
    Fast Retailing Co., Ltd.                                  11,900  3,570,583
    FCC Co., Ltd.                                            148,000  3,236,425
#*  FDK Corp.                                                232,000    310,377
    Feed One Co., Ltd.                                       549,820  1,206,906
*   Felissimo Corp.                                            1,200     13,290
    Ferrotec Holdings Corp.                                  156,900  2,328,235
#*  FFRI, Inc.                                                 4,200    189,041
    FIDEA Holdings Co., Ltd.                                 705,000  1,155,882
#   Fields Corp.                                              65,800    699,138
    Financial Products Group Co., Ltd.                       199,800  2,261,611
#   FINDEX, Inc.                                              35,500    302,516
*   First Baking Co., Ltd.                                     1,200     13,389
    First Juken Co., Ltd.                                     14,900    213,950
#   Fixstars Corp.                                             4,200    138,462
    FJ Next Co., Ltd.                                         69,700    561,219
#*  Flight Holdings, Inc.                                     23,800    204,609
    Foster Electric Co., Ltd.                                 94,800  1,861,414
    FP Corp.                                                  88,300  4,830,741
    France Bed Holdings Co., Ltd.                             67,000    610,130
#   Freebit Co., Ltd.                                         55,500    449,335
#   Freund Corp.                                              32,500    465,696
    FTGroup Co., Ltd.                                         48,500    434,235
    Fudo Tetra Corp.                                         782,700  1,292,132
#*  FueTrek Co., Ltd.                                          7,000     59,092
    Fuji Co., Ltd.                                            54,100  1,346,850
#   Fuji Corp.                                                 5,400     99,702
    Fuji Corp., Ltd.                                          97,800    663,295
    Fuji Electric Co., Ltd.                                1,410,000  7,763,126
    Fuji Furukawa Engineering & Construction Co., Ltd.        10,000     34,266
    Fuji Kiko Co., Ltd.                                       76,000    506,397
    Fuji Kosan Co., Ltd.                                      11,000     58,627
#   Fuji Kyuko Co., Ltd.                                     114,000  1,199,993
    Fuji Machine Manufacturing Co., Ltd.                     242,600  3,947,056
    Fuji Media Holdings, Inc.                                119,300  1,723,687
    Fuji Oil Co., Ltd.                                       249,700    761,025
    Fuji Oil Holdings, Inc.                                  267,000  6,308,389
    Fuji Pharma Co., Ltd.                                     23,000    786,454
    Fuji Seal International, Inc.                            179,800  5,045,530
    Fuji Soft, Inc.                                           92,600  2,657,455
    Fujibo Holdings, Inc.                                     52,200  1,583,794
    Fujicco Co., Ltd.                                         49,100  1,190,183
    FUJIFILM Holdings Corp.                                  270,175  9,931,188
    Fujikura Kasei Co., Ltd.                                  89,400    525,599

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Fujikura Rubber, Ltd.                                    72,100 $   456,918
    Fujikura, Ltd.                                        1,245,600  10,487,026
    Fujimi, Inc.                                             56,800   1,281,833
    Fujimori Kogyo Co., Ltd.                                 61,600   1,835,204
    Fujio Food System Co., Ltd.                               8,200     130,754
#   Fujisash Co., Ltd.                                      427,500     440,924
    Fujishoji Co., Ltd.                                      28,600     314,284
#   Fujita Kanko, Inc.                                       28,899   1,045,339
    Fujitec Co., Ltd.                                       177,500   2,448,630
    Fujitsu Frontech, Ltd.                                   51,600     982,767
    Fujitsu General, Ltd.                                   187,000   3,947,251
    Fujitsu, Ltd.                                         3,467,292  25,819,979
    Fujiya Co., Ltd.                                         27,800     624,173
    FuKoKu Co., Ltd.                                         27,800     263,609
    Fukuda Corp.                                             16,800     770,588
    Fukuda Denshi Co., Ltd.                                   5,300     393,986
    Fukui Bank, Ltd. (The)                                  845,000   2,059,262
    Fukui Computer Holdings, Inc.                            15,700     572,616
    Fukuoka Financial Group, Inc.                         1,661,600   7,660,527
    Fukushima Bank, Ltd. (The)                              833,000     656,714
    Fukushima Industries Corp.                               62,200   2,582,716
    Fukuyama Transporting Co., Ltd.                         600,000   3,832,201
#*  Full Speed, Inc.                                          8,100      79,282
    FULLCAST Holdings Co., Ltd.                              53,900     678,482
#   Fumakilla, Ltd.                                          42,000     449,569
#   Funai Electric Co., Ltd.                                 85,400     774,193
    Funai Soken Holdings, Inc.                               51,680   1,346,368
#   Furukawa Battery Co., Ltd. (The)                         72,000     601,654
    Furukawa Co., Ltd.                                      971,000   1,801,445
    Furukawa Electric Co., Ltd.                             265,607  11,986,559
    Furuno Electric Co., Ltd.                                98,400     589,326
    Furusato Industries, Ltd.                                26,300     418,644
    Furuya Metal Co., Ltd.                                    6,800     167,095
    Furyu Corp.                                              15,000     172,688
    Fuso Chemical Co., Ltd.                                  53,700   1,789,014
    Fuso Pharmaceutical Industries, Ltd.                     29,899     752,607
    Futaba Corp.                                            161,400   2,960,017
    Futaba Industrial Co., Ltd.                             308,200   3,193,292
    Future Corp.                                             99,500     804,798
    Fuyo General Lease Co., Ltd.                             74,000   4,338,356
    G-7 Holdings, Inc.                                       27,200     572,120
    G-Tekt Corp.                                             79,200   1,532,774
    Gakken Holdings Co., Ltd.                                21,100     627,462
    Gakkyusha Co., Ltd.                                      10,000     146,437
#   GCA Corp.                                                57,000     505,749
    Gecoss Corp.                                             61,900     701,142
    Genki Sushi Co., Ltd.                                     9,100     199,579
#   Genky Stores, Inc.                                       32,000   1,192,776
    Geo Holdings Corp.                                      155,200   1,696,867
    Geostr Corp.                                              3,400      29,169
    Gfoot Co., Ltd.                                          14,000     103,396
#   Giken, Ltd.                                              22,500     600,513
    GL Sciences, Inc.                                         2,800      34,175

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   GLOBERIDE, Inc.                                          43,599 $   754,694
    Glory, Ltd.                                             153,500   5,111,593
#   GMO Click Holdings, Inc.                                 15,300     106,409
#   GMO Cloud K.K.                                            2,900     104,828
#   GMO internet, Inc.                                      209,400   2,700,492
#   GMO Payment Gateway, Inc.                                33,700   1,987,856
#   Godo Steel, Ltd.                                         51,400     979,339
#   Gokurakuyu Holdings Co., Ltd.                            31,500     230,086
    Goldcrest Co., Ltd.                                      82,230   1,831,724
#   Goldwin, Inc.                                             3,700     232,834
#   Golf Digest Online, Inc.                                 15,800     117,133
    Gourmet Kineya Co., Ltd.                                 26,000     265,438
    Grandy House Corp.                                       48,200     190,073
#   Gree, Inc.                                              130,600   1,003,370
    GS Yuasa Corp.                                        1,649,000   7,782,893
    GSI Creos Corp.                                         178,000     237,234
#   Gun-Ei Chemical Industry Co., Ltd.                       18,500     615,269
#   GungHo Online Entertainment, Inc.                       608,800   1,644,899
    Gunma Bank, Ltd. (The)                                1,032,501   6,049,380
    Gunze, Ltd.                                             615,000   2,373,209
    Gurunavi, Inc.                                           61,200   1,001,133
    H-One Co., Ltd.                                          70,200     805,009
    H2O Retailing Corp.                                     329,260   5,387,715
    HABA Laboratories, Inc.                                   2,800      94,021
    Hachijuni Bank, Ltd. (The)                            1,038,400   6,592,652
    Hagihara Industries, Inc.                                22,300     639,812
    Hagiwara Electric Co., Ltd.                              12,900     275,679
    Hagoromo Foods Corp.                                      3,000      37,699
    Hakudo Co., Ltd.                                         10,900     179,492
    Hakuhodo DY Holdings, Inc.                              307,400   4,314,285
    Hakuto Co., Ltd.                                         61,400     827,969
    Halows Co., Ltd.                                          9,600     207,464
#   Hamakyorex Co., Ltd.                                     80,700   2,133,737
    Hamamatsu Photonics K.K.                                 86,200   2,740,000
#   Haneda Zenith Holdings Co., Ltd.                         90,500     281,930
    Hankyu Hanshin Holdings, Inc.                           431,600  15,404,443
    Hanwa Co., Ltd.                                         687,000   4,913,178
    Happinet Corp.                                           71,700   1,293,544
#   Harada Industry Co., Ltd.                                15,100     107,939
    Hard Off Corp. Co., Ltd.                                 27,800     288,248
    Harima Chemicals Group, Inc.                             34,200     332,355
#   Harmonic Drive Systems, Inc.                             29,200   1,261,301
    Haruyama Holdings, Inc.                                   6,500      60,020
    Haseko Corp.                                            847,100  10,606,230
    Havix Corp.                                               6,500      64,954
#   Hayashikane Sangyo Co., Ltd.                             21,599     168,294
    Hazama Ando Corp.                                       879,280   6,067,491
#   Hearts United Group Co., Ltd.                            29,300     458,455
    Heiwa Corp.                                             213,200   4,690,274
    Heiwa Real Estate Co., Ltd.                             161,600   2,534,439
    Heiwado Co., Ltd.                                       137,600   3,126,834
    Helios Techno Holdings Co., Ltd.                         38,000     271,479
    HI-LEX Corp.                                             36,300     948,778

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hibino Corp.                                              2,800 $    57,520
    Hibiya Engineering, Ltd.                                 74,800   1,367,766
    Hiday Hidaka Corp.                                       42,030   1,121,858
    Hikari Tsushin, Inc.                                     22,100   2,413,304
#   Himaraya Co., Ltd.                                        6,000      48,075
    Hino Motors, Ltd.                                       403,500   4,749,071
    Hioki EE Corp.                                           18,600     376,638
    Hirakawa Hewtech Corp.                                   31,000     424,372
    Hiramatsu, Inc.                                          54,400     303,992
    Hirano Tecseed Co., Ltd.                                 33,100     489,258
#   Hirata Corp.                                             13,600   1,539,068
    Hirose Electric Co., Ltd.                                10,500   1,429,766
    Hiroshima Bank, Ltd. (The)                            1,272,000   5,437,487
    Hiroshima Gas Co., Ltd.                                  51,400     164,976
    HIS Co., Ltd.                                           186,476   5,733,544
    Hisaka Works, Ltd.                                       67,200     602,876
    Hisamitsu Pharmaceutical Co., Inc.                       42,300   1,983,033
    Hitachi Capital Corp.                                   263,500   6,268,555
    Hitachi Chemical Co., Ltd.                              240,700   6,843,041
    Hitachi Construction Machinery Co., Ltd.                345,400   9,887,813
    Hitachi High-Technologies Corp.                         118,400   4,358,170
    Hitachi Kokusai Electric, Inc.                           73,700   1,899,945
    Hitachi Maxell, Ltd.                                    139,000   3,075,705
    Hitachi Metals, Ltd.                                    385,730   5,368,624
    Hitachi Transport System, Ltd.                          190,100   4,375,654
    Hitachi Zosen Corp.                                     744,200   3,917,444
    Hitachi, Ltd.                                         7,025,425  48,333,621
    Hitachi, Ltd. ADR                                        86,823   5,998,601
    Hito Communications, Inc.                                18,500     292,381
    Hochiki Corp.                                            69,400   1,193,180
    Hodogaya Chemical Co., Ltd.                              31,100   1,334,634
    Hogy Medical Co., Ltd.                                   31,800   2,320,933
    Hokkaido Electric Power Co., Inc.                       455,400   3,429,629
    Hokkaido Gas Co., Ltd.                                  128,000     319,308
    Hokkan Holdings, Ltd.                                   121,000     465,118
    Hokko Chemical Industry Co., Ltd.                        62,700     341,869
    Hokkoku Bank, Ltd. (The)                                984,000   3,976,746
    Hokuetsu Bank, Ltd. (The)                                74,400   1,766,203
    Hokuetsu Industries Co., Ltd.                            77,900     677,695
    Hokuetsu Kishu Paper Co., Ltd.                          574,095   4,028,400
    Hokuhoku Financial Group, Inc.                          399,900   6,500,949
    Hokuriku Electric Industry Co., Ltd.                    241,000     356,136
#   Hokuriku Electric Power Co.                             382,700   3,543,191
#   Hokuriku Electrical Construction Co., Ltd.                4,500      38,699
    Hokuto Corp.                                             72,000   1,284,668
    Honda Motor Co., Ltd.                                 2,103,600  58,883,649
#   Honda Motor Co., Ltd. Sponsored ADR                     404,561  11,335,799
    Honda Tsushin Kogyo Co., Ltd.                             7,400     116,229
    Honeys Holdings Co., Ltd.                                60,230     680,323
    Hoosiers Holdings                                       114,000   1,143,091
    Horiba, Ltd.                                             89,100   5,457,897
    Hoshizaki Corp.                                          29,300   2,836,140
    Hosiden Corp.                                           180,600   2,088,866

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hosokawa Micron Corp.                                    27,600 $ 1,340,908
    Hotland Co., Ltd.                                        22,800     304,056
    House Foods Group, Inc.                                 170,000   4,388,445
#   Howa Machinery, Ltd.                                     55,700     411,382
    Hoya Corp.                                              117,500   6,625,462
    Hulic Co., Ltd.                                         115,400   1,218,464
#   Hurxley Corp.                                             3,300      33,980
    Hyakugo Bank, Ltd. (The)                                983,000   3,963,587
    Hyakujushi Bank, Ltd. (The)                             952,000   3,088,162
    I K K, Inc.                                              14,600     109,807
    I-Net Corp.                                              30,110     348,224
    I-O Data Device, Inc.                                    26,900     298,301
    Ibiden Co., Ltd.                                        472,705   8,203,567
    IBJ Leasing Co., Ltd.                                   119,200   2,835,786
#   IBJ, Inc.                                                41,800     269,296
    Ichibanya Co., Ltd.                                      22,132     788,281
#   Ichigo, Inc.                                            496,400   1,516,148
    Ichiken Co., Ltd.                                       110,000     407,975
    Ichikoh Industries, Ltd.                                236,000   1,850,003
#   Ichinen Holdings Co., Ltd.                               71,272     836,048
    Ichiyoshi Securities Co., Ltd.                           97,100     870,618
    Icom, Inc.                                               26,500     565,130
    Idec Corp.                                               66,700   1,112,178
    Idemitsu Kosan Co., Ltd.                                251,600   6,106,709
#   IDOM, Inc.                                              294,800   1,952,652
#*  IGNIS, Ltd.                                               2,600     102,073
*   IHI Corp.                                             3,756,000  12,379,572
#   Iida Group Holdings Co., Ltd.                           276,096   4,717,373
    Iino Kaiun Kaisha, Ltd.                                 366,800   1,686,585
#   IJT Technology Holdings Co., Ltd.                        36,060     203,897
#   Ikegami Tsushinki Co., Ltd.                             301,000     436,336
#   Imagica Robot Holdings, Inc.                             45,000     285,425
    Imasen Electric Industrial                               63,900     715,448
    Imperial Hotel, Ltd.                                     15,100     294,928
    Inaba Denki Sangyo Co., Ltd.                             69,500   2,737,434
#   Inaba Seisakusho Co., Ltd.                               34,500     426,541
    Inabata & Co., Ltd.                                     178,700   2,511,928
    Inageya Co., Ltd.                                        47,600     749,088
    Ines Corp.                                               71,500     679,245
    Infocom Corp.                                            57,800   1,414,089
    Infomart Corp.                                          185,200   1,359,643
    Information Development Co.                              11,750     135,021
    Information Services International-Dentsu, Ltd.          52,800   1,197,090
    Innotech Corp.                                           76,000     517,709
    Inpex Corp.                                             935,000   9,098,985
    Intage Holdings, Inc.                                    48,900     999,381
#   Inter Action Corp.                                       28,900     191,824
    Internet Initiative Japan, Inc.                         143,800   2,599,724
    Inui Global Logistics Co., Ltd.                          62,400     478,177
#   Investors Cloud Co., Ltd.                                 4,000     204,990
    Iriso Electronics Co., Ltd.                              40,100   3,451,346
    Ise Chemicals Corp.                                      18,000      80,563
    Iseki & Co., Ltd.                                        90,500   1,882,348

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Isetan Mitsukoshi Holdings, Ltd.                        511,740 $ 4,986,976
*   Ishihara Sangyo Kaisha, Ltd.                            152,300   1,668,419
    Ishii Iron Works Co., Ltd.                                2,900      44,448
#   Ishizuka Glass Co., Ltd.                                 21,000      45,516
#   Istyle, Inc.                                             87,500     582,545
    Isuzu Motors, Ltd.                                    1,268,607  17,395,383
#*  ITbook Co., Ltd.                                         14,000      68,664
    Itfor, Inc.                                              73,400     413,584
#   ITmedia, Inc.                                             5,500      36,081
    Ito En, Ltd.                                             67,900   2,510,830
    ITOCHU Corp.                                            831,700  13,042,308
    Itochu Enex Co., Ltd.                                   228,700   2,057,986
    Itochu Techno-Solutions Corp.                            91,900   3,200,104
    Itochu-Shokuhin Co., Ltd.                                14,000     581,446
    Itoham Yonekyu Holdings, Inc.                           405,646   3,772,890
    Itoki Corp.                                             171,800   1,395,556
#*  Itokuro, Inc.                                               700      31,192
#   Ivy Cosmetics Corp.                                       4,200     297,257
    IwaiCosmo Holdings, Inc.                                 91,600   1,074,238
    Iwaki & Co., Ltd.                                        89,000     330,679
    Iwasaki Electric Co., Ltd.                              292,000     564,571
#   Iwatani Corp.                                           930,000   6,028,966
    Iwatsu Electric Co., Ltd.                               423,000     344,923
    Iyo Bank, Ltd. (The)                                    765,157   6,247,550
    Izumi Co., Ltd.                                          59,800   3,119,819
#*  Izutsuya Co., Ltd.                                       20,399      82,698
    J Front Retailing Co., Ltd.                             635,800   9,087,050
#   J Trust Co., Ltd.                                       284,800   2,270,265
    J-Oil Mills, Inc.                                        44,900   1,567,067
    JAC Recruitment Co., Ltd.                                32,400     528,665
    Jaccs Co., Ltd.                                         489,000   2,292,555
    Jafco Co., Ltd.                                         141,500   6,766,964
#   Jalux, Inc.                                              18,200     458,862
#   Jamco Corp.                                              35,800     907,506
    Janome Sewing Machine Co., Ltd.                          79,199     645,363
    Japan Airlines Co., Ltd.                                215,200   6,952,988
    Japan Airport Terminal Co., Ltd.                         59,000   2,186,935
    Japan Asia Group, Ltd.                                   85,000     330,778
*   Japan Asia Investment Co., Ltd.                          43,200     166,782
#*  Japan Asset Marketing Co., Ltd.                         540,400     636,675
    Japan Aviation Electronics Industry, Ltd.               232,000   3,665,395
#   Japan Cash Machine Co., Ltd.                             16,100     173,746
#*  Japan Display, Inc.                                   1,671,200   2,990,964
#*  Japan Drilling Co., Ltd.                                 34,100     653,376
    Japan Exchange Group, Inc.                              352,600   6,328,221
    Japan Foundation Engineering Co., Ltd.                   87,000     307,713
    Japan Lifeline Co., Ltd.                                 69,500   3,195,022
#   Japan Material Co., Ltd.                                 48,200     943,329
    Japan Medical Dynamic Marketing, Inc.                    85,100     759,222
    Japan Oil Transportation Co., Ltd.                          200       4,988
    Japan Petroleum Exploration Co., Ltd.                    67,700   1,405,948
    Japan Property Management Center Co., Ltd.               30,600     408,711
    Japan Pulp & Paper Co., Ltd.                            294,000   1,124,860

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Japan Radio Co., Ltd.                                    63,900 $   825,122
    Japan Securities Finance Co., Ltd.                      357,500   1,794,717
    Japan Steel Works, Ltd. (The)                           294,600   4,865,384
    Japan Tobacco, Inc.                                     271,500   9,434,388
    Japan Transcity Corp.                                   113,000     437,033
    Japan Wool Textile Co., Ltd. (The)                      206,900   1,772,564
    Jastec Co., Ltd.                                         25,400     301,287
    JBCC Holdings, Inc.                                      44,600     375,594
    JCU Corp.                                                38,400   1,409,083
    Jeol, Ltd.                                              375,000   2,044,102
    JFE Holdings, Inc.                                      881,108  16,995,252
    JGC Corp.                                               306,900   4,916,264
#*  JIG-SAW, Inc.                                             5,400     311,156
    Jimoto Holdings, Inc.                                   206,400     368,535
    JINS, Inc.                                               32,600   1,985,214
    JK Holdings Co., Ltd.                                    28,200     178,947
    JMS Co., Ltd.                                            54,000     161,113
    Joban Kosan Co., Ltd.                                     9,699     159,304
    Jolly - Pasta Co., Ltd.                                   1,000      14,724
    Joshin Denki Co., Ltd.                                  104,000   1,463,238
    Joyful Honda Co., Ltd.                                   32,500     898,852
#   JP-Holdings, Inc.                                       140,200     359,799
    JSP Corp.                                                50,800   1,605,213
    JSR Corp.                                               343,400   6,051,398
    JTEKT Corp.                                             522,200   7,432,854
    Juki Corp.                                              136,799   2,069,373
#   Juroku Bank, Ltd. (The)                               1,159,000   3,674,318
    Justsystems Corp.                                        62,100     955,859
    JVC Kenwood Corp.                                       551,170   1,604,843
    JXTG Holdings, Inc.                                   5,361,420  23,831,640
    K&O Energy Group, Inc.                                   54,100     827,019
#   K's Holdings Corp.                                      284,740   5,716,383
    kabu.com Securities Co., Ltd.                           461,600   1,497,486
    Kabuki-Za Co., Ltd.                                       1,000      50,794
*   Kadokawa Dwango                                         210,953   2,786,757
    Kaga Electronics Co., Ltd.                               74,500   1,643,316
    Kagome Co., Ltd.                                          8,200     249,093
    Kajima Corp.                                          1,807,000  15,756,391
#   Kakaku.com, Inc.                                        202,300   2,858,255
    Kaken Pharmaceutical Co., Ltd.                           56,500   3,007,286
    Kakiyasu Honten Co., Ltd.                                 3,600      64,107
    Kameda Seika Co., Ltd.                                   43,700   2,183,553
    Kamei Corp.                                              94,900   1,356,325
    Kamigumi Co., Ltd.                                      594,000   6,365,953
    Kanaden Corp.                                            43,600     464,085
    Kanagawa Chuo Kotsu Co., Ltd.                            58,000     383,022
    Kanamoto Co., Ltd.                                      136,600   4,897,010
    Kandenko Co., Ltd.                                      384,000   4,109,629
    Kaneka Corp.                                            830,000   6,650,925
    Kaneko Seeds Co., Ltd.                                      900      11,767
    Kanematsu Corp.                                       1,741,000   3,804,655
    Kanematsu Electronics, Ltd.                              24,400     722,486
    Kansai Electric Power Co., Inc. (The)                   325,600   4,371,866

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kansai Paint Co., Ltd.                                  152,900 $ 3,497,378
    Kansai Super Market, Ltd.                                 1,500      20,205
    Kansai Urban Banking Corp.                              110,800   1,420,522
    Kanto Denka Kogyo Co., Ltd.                             248,000   2,261,695
    Kao Corp.                                               126,800   7,720,157
*   Kappa Create Co., Ltd.                                   24,800     288,299
    Kasai Kogyo Co., Ltd.                                   123,300   1,605,022
    Katakura & Co-op Agri Corp.                              20,000      47,875
    Katakura Industries Co., Ltd.                            97,800   1,133,079
    Kato Sangyo Co., Ltd.                                    89,600   2,413,404
    Kato Works Co., Ltd.                                     35,226   1,133,165
    KAWADA TECHNOLOGIES, Inc.                                19,000   1,304,648
    Kawagishi Bridge Works Co., Ltd.                         23,000     192,852
    Kawai Musical Instruments Manufacturing Co., Ltd.        24,000     500,059
    Kawakin Holdings Co., Ltd.                               10,000      35,179
    Kawasaki Heavy Industries, Ltd.                       2,925,000   9,312,900
    Kawasaki Kinkai Kisen Kaisha, Ltd.                       28,000      84,066
#*  Kawasaki Kisen Kaisha, Ltd.                           3,210,000   7,969,975
    Kawasumi Laboratories, Inc.                              43,900     278,791
    KDDI Corp.                                              877,800  23,259,047
    Keihan Holdings Co., Ltd.                             1,122,000   7,259,094
    Keihanshin Building Co., Ltd.                           130,000     822,767
    Keihin Co., Ltd.                                        107,000     156,146
    Keihin Corp.                                            189,900   2,732,456
    Keikyu Corp.                                            222,000   2,576,455
    Keio Corp.                                              257,000   2,152,195
    Keisei Electric Railway Co., Ltd.                       114,100   3,122,358
    Keiyo Bank, Ltd. (The)                                  929,000   3,930,473
#   Keiyo Co., Ltd.                                         118,900     825,953
#   Kenedix, Inc.                                           545,500   2,792,814
#   Kenko Mayonnaise Co., Ltd.                               66,600   1,871,916
#   Kewpie Corp.                                            211,400   5,317,462
    Key Coffee, Inc.                                         39,400     779,945
    Keyence Corp.                                             9,810   4,531,378
#   KFC Holdings Japan, Ltd.                                 26,300     476,021
*   KI Holdings Co., Ltd.                                    20,000      52,571
    Ki-Star Real Estate Co., Ltd.                             7,700     140,136
    Kikkoman Corp.                                           86,050   2,635,486
    Kimoto Co., Ltd.                                        158,700     357,792
    Kimura Chemical Plants Co., Ltd.                         20,500      69,107
    Kimura Unity Co., Ltd.                                    2,000      21,075
    Kinden Corp.                                            336,300   5,234,669
    King Jim Co., Ltd.                                       12,200     113,093
#*  Kinki Sharyo Co., Ltd. (The)                             15,500     360,672
*   Kintetsu Department Store Co., Ltd.                      77,000     256,097
    Kintetsu Group Holdings Co., Ltd.                       794,000   3,044,775
    Kintetsu World Express, Inc.                            168,900   2,957,780
    Kirin Holdings Co., Ltd.                                670,780  14,773,094
    Kirindo Holdings Co., Ltd.                                6,600      67,644
    Kissei Pharmaceutical Co., Ltd.                         119,200   3,082,409
    Kita-Nippon Bank, Ltd. (The)                             28,600     820,189
    Kitagawa Iron Works Co., Ltd.                            35,700     763,076
    Kitamura Co., Ltd.                                          900       5,960

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kitano Construction Corp.                               155,000 $   536,768
    Kito Corp.                                               97,500   1,127,785
    Kitz Corp.                                              385,700   3,451,388
    Kiyo Bank, Ltd. (The)                                   248,400   4,154,260
#*  KLab, Inc.                                              135,000   2,296,438
*   KNT-CT Holdings Co., Ltd.                               493,000     825,103
    Koa Corp.                                               116,800   2,060,431
    Koatsu Gas Kogyo Co., Ltd.                               44,800     332,881
    Kobayashi Pharmaceutical Co., Ltd.                       42,400   2,635,197
    Kobe Bussan Co., Ltd.                                    28,100   1,392,557
*   Kobe Electric Railway Co., Ltd.                          92,000     336,271
#*  Kobe Steel, Ltd.                                        712,882   8,916,738
    Kobelco Eco-Solutions Co., Ltd.                          32,000     126,480
#   Kogi Corp.                                               13,000      27,798
    Kohnan Shoji Co., Ltd.                                   82,400   1,502,697
    Kohsoku Corp.                                            17,000     168,847
    Koike Sanso Kogyo Co., Ltd.                              40,000     111,750
    Koito Manufacturing Co., Ltd.                           151,300   8,838,357
*   Kojima Co., Ltd.                                        130,400     433,961
    Kokusai Co., Ltd.                                        17,300     179,537
    Kokuyo Co., Ltd.                                        380,464   6,058,516
    KOMAIHALTEC, Inc.                                        16,000     329,540
    Komatsu Seiren Co., Ltd.                                132,500     920,601
    Komatsu Wall Industry Co., Ltd.                          14,900     280,747
    Komatsu, Ltd.                                           342,500   9,185,005
    Komehyo Co., Ltd.                                        28,600     337,823
    Komeri Co., Ltd.                                        135,100   3,952,682
    Komori Corp.                                            245,400   2,917,951
    Konaka Co., Ltd.                                         82,380     444,415
    Konami Holdings Corp.                                   173,162   9,031,074
#   Kondotec, Inc.                                           47,000     427,745
    Konica Minolta, Inc.                                  1,263,400  10,464,991
    Konishi Co., Ltd.                                       100,900   1,541,417
    Konoike Transport Co., Ltd.                              98,500   1,341,495
#   Konoshima Chemical Co., Ltd.                             18,600     302,440
#*  Kosaido Co., Ltd.                                        12,800      42,939
    Kose Corp.                                               49,800   5,541,816
#   Kosei Securities Co., Ltd. (The)                        178,000     258,055
    Koshidaka Holdings Co., Ltd.                             22,100     599,528
    Kotobuki Spirits Co., Ltd.                               50,800   1,874,969
    Kourakuen Holdings Corp.                                 16,000     255,335
    Krosaki Harima Corp.                                    217,000     950,337
    KRS Corp.                                                27,700     751,126
    KU Holdings Co., Ltd.                                    15,600     141,709
    Kubota Corp.                                             86,000   1,493,398
    Kubota Corp. Sponsored ADR                               43,382   3,797,660
    Kumagai Gumi Co., Ltd.                                1,893,000   6,556,974
#   Kumiai Chemical Industry Co., Ltd.                      218,487   1,270,445
    Kura Corp.                                               31,000   1,558,951
    Kurabo Industries, Ltd.                                 764,000   1,982,810
    Kuraray Co., Ltd.                                       818,100  15,905,030
    Kureha Corp.                                             61,600   3,097,696
    Kurimoto, Ltd.                                           46,800     876,807

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kurita Water Industries, Ltd.                           200,400 $ 5,701,455
    Kuriyama Holdings Corp.                                  19,800     387,354
    Kuroda Electric Co., Ltd.                               122,300   2,338,322
    Kusuri no Aoki Holdings Co., Ltd.                        37,900   2,085,850
    KYB Corp.                                               901,000   5,085,290
    Kyocera Corp.                                           161,430   9,806,879
    Kyocera Corp. Sponsored ADR                              57,109   3,488,789
    Kyoden Co., Ltd.                                         14,200      47,322
    Kyodo Printing Co., Ltd.                                264,000     923,911
    Kyoei Steel, Ltd.                                        94,600   1,459,931
    Kyokuto Boeki Kaisha, Ltd.                              113,796     293,008
    Kyokuto Kaihatsu Kogyo Co., Ltd.                        129,800   2,173,050
    Kyokuto Securities Co., Ltd.                             72,600   1,021,301
    Kyokuyo Co., Ltd.                                        36,400   1,024,679
    KYORIN Holdings, Inc.                                   133,300   2,845,495
    Kyoritsu Maintenance Co., Ltd.                          120,974   3,454,037
    Kyoritsu Printing Co., Ltd.                             132,300     419,914
    Kyosan Electric Manufacturing Co., Ltd.                 164,000     913,545
    Kyowa Electronics Instruments Co., Ltd.                  80,300     336,294
    Kyowa Exeo Corp.                                        274,800   4,691,766
    Kyowa Hakko Kirin Co., Ltd.                             137,900   2,497,401
    Kyowa Leather Cloth Co., Ltd.                            30,300     261,376
    Kyudenko Corp.                                          160,600   6,057,430
    Kyushu Electric Power Co., Inc.                         197,400   2,337,628
    Kyushu Financial Group, Inc.                            883,800   5,545,605
    LAC Co., Ltd.                                            36,700     449,695
#   Lacto Japan Co., Ltd.                                     5,700     225,313
    Land Business Co., Ltd.                                  11,900      32,038
#*  Laox Co., Ltd.                                          157,999     767,686
#   Lasertec Corp.                                          127,200   1,896,531
#   Lawson, Inc.                                             19,900   1,354,758
#   LEC, Inc.                                                61,500   1,505,513
    Leopalace21 Corp.                                     1,131,800   8,070,971
    Life Corp.                                               39,000   1,032,704
#   LIFULL Co., Ltd.                                        143,800   1,148,232
#   Like Co., Ltd.                                            9,300     303,478
    Linical Co., Ltd.                                        22,700     394,023
#   Link And Motivation, Inc.                               110,800     740,193
    Lintec Corp.                                            182,400   4,428,044
    Lion Corp.                                              360,000   7,705,871
#*  Livesense, Inc.                                          10,800      62,051
    LIXIL Group Corp.                                       463,319  11,923,619
    Lonseal Corp.                                             5,700     136,201
    Look, Inc.                                              137,000     344,053
#*  M&A Capital Partners Co., Ltd.                           15,100     688,401
    M3, Inc.                                                108,800   2,934,888
#   Mabuchi Motor Co., Ltd.                                  19,000   1,001,300
    Macnica Fuji Electronics Holdings, Inc.                 137,350   2,189,740
    Maeda Corp.                                             426,000   5,150,688
    Maeda Kosen Co., Ltd.                                    82,400   1,209,006
    Maeda Road Construction Co., Ltd.                       199,000   4,108,679
    Maezawa Kasei Industries Co., Ltd.                       57,200     638,038
    Maezawa Kyuso Industries Co., Ltd.                       22,500     327,168

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd.                        415,000 $ 3,504,779
    Makita Corp.                                            168,000   6,571,400
    Makita Corp. Sponsored ADR                                4,848     189,120
    Mamezou Holdings Co., Ltd.                               31,300     281,291
#   Mamiya-Op Co., Ltd.                                      16,299     179,788
    Mandom Corp.                                             31,800   1,757,719
    Mani, Inc.                                               36,700     872,296
    MarkLines Co., Ltd.                                       2,800      24,041
    Mars Engineering Corp.                                   31,900     631,577
    Marubeni Corp.                                        2,515,459  16,668,627
    Marubun Corp.                                            64,600     494,083
    Marudai Food Co., Ltd.                                  461,000   2,186,513
    Marufuji Sheet Piling Co., Ltd.                          16,000      41,648
    Maruha Nichiro Corp.                                    255,382   6,969,338
    Marui Group Co., Ltd.                                   409,000   5,562,307
    Maruichi Steel Tube, Ltd.                               114,100   3,521,573
    Maruka Machinery Co., Ltd.                               19,800     332,242
#   Marusan Securities Co., Ltd.                            127,800   1,079,040
    Maruwa Co., Ltd.                                         34,300   1,665,119
#   Maruwa Unyu Kikan Co., Ltd.                              23,000     839,312
    Maruyama Manufacturing Co., Inc.                         13,300     223,842
#*  Maruzen CHI Holdings Co., Ltd.                           14,700      46,952
    Maruzen Showa Unyu Co., Ltd.                            180,000     783,441
#   Marvelous, Inc.                                          72,700     679,265
    Matsuda Sangyo Co., Ltd.                                 46,762     634,675
    Matsui Construction Co., Ltd.                            80,700     690,434
    Matsui Securities Co., Ltd.                             166,900   1,366,030
    Matsumotokiyoshi Holdings Co., Ltd.                      86,100   5,309,416
#   Matsuya Co., Ltd.                                        40,700     342,242
    Matsuya Foods Co., Ltd.                                  38,300   1,450,121
    Max Co., Ltd.                                            73,000     998,664
    Maxvalu Nishinihon Co., Ltd.                              1,700      25,694
#   Maxvalu Tokai Co., Ltd.                                  21,100     401,033
    Mazda Motor Corp.                                     1,602,300  24,087,031
#   McDonald's Holdings Co. Japan, Ltd.                      44,700   1,816,399
    MCJ Co., Ltd.                                           165,300   1,952,957
    Mebuki Financial Group, Inc.                          1,988,550   7,654,959
#   MEC Co., Ltd.                                            44,400     549,605
#   Media Do Co., Ltd.                                        9,100     209,026
#*  Medical Data Vision Co., Ltd.                             4,400      96,853
    Medical System Network Co., Ltd.                         80,500     351,614
    Medipal Holdings Corp.                                  331,700   6,069,921
    Medius Holdings Co., Ltd.                                 2,900      68,427
#   Megachips Corp.                                          66,300   1,768,370
#*  Meganesuper Co., Ltd.                                   416,700     257,335
    Megmilk Snow Brand Co., Ltd.                            205,400   5,678,781
    Meidensha Corp.                                         851,000   3,023,579
    MEIJI Holdings Co., Ltd.                                124,620   9,931,391
    Meiji Shipping Co., Ltd.                                 32,900     120,847
    Meiko Electronics Co., Ltd.                             101,600   1,523,718
    Meiko Network Japan Co., Ltd.                            79,700   1,137,927
    Meisei Industrial Co., Ltd.                             157,000   1,017,530
    Meitec Corp.                                             65,000   3,046,336

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Meito Sangyo Co., Ltd.                                   21,200 $   277,262
#   Meiwa Corp.                                              72,700     288,462
#   Meiwa Estate Co., Ltd.                                   52,200     387,595
    Melco Holdings, Inc.                                     37,600   1,258,782
    Menicon Co., Ltd.                                        32,300   1,057,532
    Mesco, Inc.                                               6,000      68,291
    METAWATER Co., Ltd.                                      30,200     835,161
#   Michinoku Bank, Ltd. (The)                              758,091   1,284,251
#   Micronics Japan Co., Ltd.                                54,100     572,938
    Mie Bank, Ltd. (The)                                     44,600     998,514
#   Mie Kotsu Group Holdings, Inc.                           92,300     347,256
    Mikuni Corp.                                             34,200     152,897
    Milbon Co., Ltd.                                         24,736   1,442,265
    Mimaki Engineering Co., Ltd.                             69,500     552,978
    Mimasu Semiconductor Industry Co., Ltd.                  81,800   1,313,042
    Minato Bank, Ltd. (The)                                  65,800   1,204,705
    Minebea Mitsumi, Inc.                                 1,038,826  17,114,980
    Ministop Co., Ltd.                                       65,300   1,436,685
    Miraca Holdings, Inc.                                   142,500   6,502,614
    Miraial Co., Ltd.                                         2,100      20,151
    Mirait Holdings Corp.                                   259,730   3,045,223
    Miroku Jyoho Service Co., Ltd.                           48,700   1,025,967
    Misawa Homes Co., Ltd.                                  115,000   1,055,427
    MISUMI Group, Inc.                                      200,700   4,977,321
    Mitani Corp.                                             33,600   1,325,306
    Mitani Sekisan Co., Ltd.                                  2,400      56,478
    Mito Securities Co., Ltd.                               251,900     700,302
    Mitsuba Corp.                                           167,900   2,927,557
    Mitsubishi Chemical Holdings Corp.                    3,644,360  30,511,522
    Mitsubishi Corp.                                      1,192,100  25,883,125
    Mitsubishi Electric Corp.                             1,199,000  18,561,345
    Mitsubishi Estate Co., Ltd.                             202,073   3,674,284
    Mitsubishi Gas Chemical Co., Inc.                       444,000  10,243,785
    Mitsubishi Heavy Industries, Ltd.                     4,605,000  18,308,795
    Mitsubishi Kakoki Kaisha, Ltd.                          133,000     293,047
    Mitsubishi Logistics Corp.                              292,000   3,748,613
    Mitsubishi Materials Corp.                              412,720  13,864,958
    Mitsubishi Motors Corp.                               1,163,800   8,395,183
#   Mitsubishi Nichiyu Forklift Co., Ltd.                   157,300   1,265,667
*   Mitsubishi Paper Mills, Ltd.                            105,400     743,130
    Mitsubishi Pencil Co., Ltd.                              67,400   1,836,557
    Mitsubishi Research Institute, Inc.                      25,600     736,273
    Mitsubishi Shokuhin Co., Ltd.                            46,200   1,336,643
    Mitsubishi Steel Manufacturing Co., Ltd.                603,000   1,551,253
    Mitsubishi Tanabe Pharma Corp.                          105,100   2,501,977
    Mitsubishi UFJ Financial Group, Inc.                  8,324,200  52,809,640
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR    1,791,677  11,412,983
    Mitsubishi UFJ Lease & Finance Co., Ltd.              1,417,500   7,551,142
    Mitsuboshi Belting, Ltd.                                142,000   1,624,504
    Mitsui & Co., Ltd.                                    1,028,100  14,949,376
    Mitsui & Co., Ltd. Sponsored ADR                         15,092   4,414,259
    Mitsui Chemicals, Inc.                                2,573,065  14,617,892
    Mitsui Engineering & Shipbuilding Co., Ltd.           3,272,000   4,561,328

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Mitsui Fudosan Co., Ltd.                                285,100 $ 6,543,111
    Mitsui High-Tec, Inc.                                   106,100   1,655,879
    Mitsui Home Co., Ltd.                                    84,000     572,766
    Mitsui Matsushima Co., Ltd.                              59,000     794,981
    Mitsui Mining & Smelting Co., Ltd.                    3,026,000  13,218,837
    Mitsui OSK Lines, Ltd.                                2,905,000   9,041,152
    Mitsui Sugar Co., Ltd.                                   64,800   1,967,478
    Mitsui-Soko Holdings Co., Ltd.                          463,000   1,263,457
#   Mitsumura Printing Co., Ltd.                             15,000      33,057
    Mitsuuroko Group Holdings Co., Ltd.                      78,700     508,664
    Miura Co., Ltd.                                          46,400     938,856
#   Mixi, Inc.                                               23,100   1,269,568
#   Miyaji Engineering Group, Inc.                          263,000     640,741
    Miyazaki Bank, Ltd. (The)                               584,000   1,952,332
    Miyoshi Oil & Fat Co., Ltd.                              27,400     350,653
    Mizuho Financial Group, Inc.                         19,100,760  33,968,303
    Mizuno Corp.                                            407,605   2,369,701
#   Mobile Factory, Inc.                                      3,200      45,213
    Mochida Pharmaceutical Co., Ltd.                         38,399   2,675,401
    Modec, Inc.                                              74,200   1,768,844
#   Monex Group, Inc.                                       873,500   2,468,886
#   Money Partners Group Co., Ltd.                           50,600     228,687
    Monogatari Corp. (The)                                   27,200   1,419,011
#   MonotaRO Co., Ltd.                                       97,000   3,199,550
    MORESCO Corp.                                            28,500     538,158
#   Morinaga & Co., Ltd.                                    112,800   6,464,944
    Morinaga Milk Industry Co., Ltd.                        987,000   7,210,311
    Morita Holdings Corp.                                    87,300   1,369,109
    Morito Co., Ltd.                                         58,400     496,214
#   Morozoff, Ltd.                                            8,300     513,675
#*  Morpho, Inc.                                              7,700     347,164
    Mory Industries, Inc.                                    18,700     399,829
#   Mr Max Corp.                                             63,200     299,611
    MS&AD Insurance Group Holdings, Inc.                    485,974  17,045,329
#   MTI, Ltd.                                               150,800   1,017,059
    Mugen Estate Co., Ltd.                                   61,300     550,216
    Murata Manufacturing Co., Ltd.                           62,340   9,698,193
    Musashi Seimitsu Industry Co., Ltd.                     114,600   3,190,884
    Musashino Bank, Ltd. (The)                              111,900   3,343,383
#   Mutoh Holdings Co., Ltd.                                 93,000     214,277
#*  Mynet, Inc.                                               3,600     100,990
#   N Field Co., Ltd.                                        24,800     341,329
    Nabtesco Corp.                                          196,600   6,382,514
#   NAC Co., Ltd.                                            38,100     343,472
#   Nachi-Fujikoshi Corp.                                   760,000   4,200,852
    Nafco Co., Ltd.                                             200       3,171
    Nagaileben Co., Ltd.                                     17,200     428,678
#   Nagano Bank, Ltd. (The)                                  31,200     556,785
    Nagano Keiki Co., Ltd.                                   16,900     121,029
    Nagase & Co., Ltd.                                      423,200   6,643,306
    Nagatanien Holdings Co., Ltd.                            43,000     535,357
    Nagawa Co., Ltd.                                          3,200     115,746
#   Nagoya Railroad Co., Ltd.                               769,000   3,526,616

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
*   Naigai Co., Ltd.                                         12,200 $    72,957
    Naigai Trans Line, Ltd.                                   6,700      85,644
    Nakabayashi Co., Ltd.                                   120,000     353,686
    Nakamuraya Co., Ltd.                                      4,700     214,344
    Nakanishi, Inc.                                          34,100   1,428,694
    Nakano Corp.                                             47,300     259,584
    Nakayama Steel Works, Ltd.                               96,500     584,829
    Namura Shipbuilding Co., Ltd.                           226,248   1,296,189
    Nankai Electric Railway Co., Ltd.                       633,000   3,114,822
    Nanto Bank, Ltd. (The)                                   88,700   2,609,423
#   Natori Co., Ltd.                                         25,700     477,694
    NDS Co., Ltd.                                             8,400     242,678
    NEC Capital Solutions, Ltd.                              33,200     571,966
    NEC Corp.                                             7,203,800  19,583,130
    NEC Networks & System Integration Corp.                  87,400   1,909,579
    NET One Systems Co., Ltd.                               291,700   2,795,743
    Neturen Co., Ltd.                                       123,100   1,133,155
#*  New Japan Chemical Co., Ltd.                             57,600     108,679
*   New Japan Radio Co., Ltd.                                65,400     359,473
*   Nexon Co., Ltd.                                         107,300   2,230,173
#   Nextage Co., Ltd.                                         6,600     106,157
    Nexyz Group Corp.                                        13,100     214,232
    NGK Insulators, Ltd.                                    201,000   4,042,159
    NGK Spark Plug Co., Ltd.                                384,100   7,754,745
    NH Foods, Ltd.                                          217,000   6,418,704
    NHK Spring Co., Ltd.                                    848,700   9,166,448
    Nicca Chemical Co., Ltd.                                  5,100      54,419
    Nice Holdings, Inc.                                     267,000     382,428
#   Nichi-iko Pharmaceutical Co., Ltd.                      155,550   2,382,943
    Nichia Steel Works, Ltd.                                 41,000     107,445
    Nichias Corp.                                           525,000   6,375,829
    Nichiban Co., Ltd.                                       73,000     651,102
    Nichicon Corp.                                          215,200   2,365,089
    Nichiden Corp.                                           10,200     366,106
    Nichiha Corp.                                           133,500   4,958,849
    NichiiGakkan Co., Ltd.                                  127,400   1,333,332
    Nichimo Co., Ltd.                                        48,000      79,205
    Nichirei Corp.                                          389,499  10,947,051
    Nichireki Co., Ltd.                                      94,600   1,144,569
    Nichirin Co., Ltd.                                       23,300     520,257
    Nidec Corp.                                              45,178   4,978,109
    Nidec Corp. Sponsored ADR                                20,578     569,599
    Nifco, Inc.                                             118,700   6,846,554
    Nihon Chouzai Co., Ltd.                                  31,360   1,046,092
    Nihon Dempa Kogyo Co., Ltd.                              79,000     660,687
    Nihon Dengi Co., Ltd.                                     4,400     114,957
    Nihon Eslead Corp.                                       24,200     456,475
    Nihon Flush Co., Ltd.                                    22,700     305,330
    Nihon House Holdings Co., Ltd.                          200,700     956,987
#   Nihon Kagaku Sangyo Co., Ltd.                            46,500     817,595
    Nihon Kohden Corp.                                      129,000   3,082,978
    Nihon M&A Center, Inc.                                  110,600   4,440,798
    Nihon Nohyaku Co., Ltd.                                 210,700   1,224,285

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nihon Parkerizing Co., Ltd.                             196,400 $ 2,810,158
#   Nihon Plast Co., Ltd.                                    56,000     665,505
    Nihon Tokushu Toryo Co., Ltd.                            42,500     713,717
#   Nihon Trim Co., Ltd.                                     17,900     744,780
    Nihon Unisys, Ltd.                                      231,500   3,860,142
    Nihon Yamamura Glass Co., Ltd.                          358,000     613,368
    Nikkiso Co., Ltd.                                       250,000   2,580,006
    Nikko Co., Ltd.                                          15,300     314,078
    Nikkon Holdings Co., Ltd.                               228,700   5,406,506
    Nikon Corp.                                             434,900   7,662,836
    Nintendo Co., Ltd.                                       10,900   3,701,798
    Nippi, Inc.                                              31,000     223,729
    Nippo Corp.                                             184,000   3,743,327
    Nippon Air Conditioning Services Co., Ltd.               26,700     171,336
    Nippon Aqua Co., Ltd.                                    10,200      49,582
    Nippon Beet Sugar Manufacturing Co., Ltd.                54,700   1,069,889
    Nippon Carbide Industries Co., Inc.                     329,000     554,744
#   Nippon Carbon Co., Ltd.                                  49,899   1,629,424
    Nippon Ceramic Co., Ltd.                                 12,000     314,667
    Nippon Chemi-Con Corp.                                  505,000   2,040,104
    Nippon Chemical Industrial Co., Ltd.                    249,000     533,882
    Nippon Chemiphar Co., Ltd.                                7,800     366,468
    Nippon Chutetsukan K.K.                                  36,000      59,037
    Nippon Coke & Engineering Co., Ltd.                     845,100     797,129
#   Nippon Commercial Development Co., Ltd.                  34,600     539,713
    Nippon Concrete Industries Co., Ltd.                    206,200     799,936
    Nippon Denko Co., Ltd.                                  548,250   2,573,652
    Nippon Densetsu Kogyo Co., Ltd.                          88,100   1,751,064
    Nippon Electric Glass Co., Ltd.                         219,800   7,780,787
    Nippon Express Co., Ltd.                              1,785,762  11,403,540
    Nippon Felt Co., Ltd.                                    15,100      69,824
    Nippon Filcon Co., Ltd.                                  21,100     114,201
    Nippon Fine Chemical Co., Ltd.                           33,300     303,525
    Nippon Flour Mills Co., Ltd.                            256,800   4,137,911
    Nippon Gas Co., Ltd.                                    152,500   4,786,144
    Nippon Hume Corp.                                        87,600     547,185
    Nippon Kanzai Co., Ltd.                                  21,800     391,992
    Nippon Kayaku Co., Ltd.                                 418,000   5,850,215
    Nippon Kinzoku Co., Ltd.                                 21,600     433,194
    Nippon Kodoshi Corp.                                     17,400     235,796
    Nippon Koei Co., Ltd.                                    55,000   1,521,743
    Nippon Koshuha Steel Co., Ltd.                          328,000     329,863
    Nippon Light Metal Holdings Co., Ltd.                 3,109,900   8,367,212
#   Nippon Paint Holdings Co., Ltd.                          83,300   3,202,946
    Nippon Paper Industries Co., Ltd.                       356,202   7,101,545
#   Nippon Parking Development Co., Ltd.                    508,800     760,966
    Nippon Pillar Packing Co., Ltd.                          86,500   1,447,000
    Nippon Piston Ring Co., Ltd.                             27,700     544,514
    Nippon Rietec Co., Ltd.                                   3,000      35,374
    Nippon Road Co., Ltd. (The)                             290,000   1,619,791
    Nippon Seiki Co., Ltd.                                  127,000   2,431,581
    Nippon Seisen Co., Ltd.                                  65,000     483,026
#*  Nippon Sharyo, Ltd.                                     264,000     686,774

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
*   Nippon Sheet Glass Co., Ltd.                            318,200 $ 2,692,577
    Nippon Shinyaku Co., Ltd.                                14,200     896,228
    Nippon Shokubai Co., Ltd.                                73,200   4,788,821
    Nippon Signal Co., Ltd.                                 212,400   2,156,617
    Nippon Soda Co., Ltd.                                   547,000   3,069,275
    Nippon Steel & Sumikin Bussan Corp.                      69,000   3,556,716
    Nippon Steel & Sumitomo Metal Corp.                     733,614  18,008,682
    Nippon Suisan Kaisha, Ltd.                            1,483,100   8,655,445
    Nippon Systemware Co., Ltd.                              29,300     481,645
    Nippon Telegraph & Telephone Corp.                      141,800   6,939,435
    Nippon Thompson Co., Ltd.                               255,600   1,460,256
    Nippon Tungsten Co., Ltd.                                31,000      79,108
    Nippon Valqua Industries, Ltd.                           44,900   1,186,424
    Nippon View Hotel Co., Ltd.                              14,500     183,278
    Nippon Yakin Kogyo Co., Ltd.                            347,800     699,471
*   Nippon Yusen K.K.                                     4,877,309   9,310,747
    Nipro Corp.                                             654,200   8,874,113
    Nishi-Nippon Financial Holdings, Inc.                   468,514   5,271,271
    Nishi-Nippon Railroad Co., Ltd.                         796,000   3,508,229
    Nishimatsu Construction Co., Ltd.                     1,264,000   7,274,229
    Nishimatsuya Chain Co., Ltd.                            141,600   1,550,788
    Nishio Rent All Co., Ltd.                                85,300   2,839,470
    Nissan Chemical Industries, Ltd.                        192,700   6,396,845
    Nissan Motor Co., Ltd.                                3,965,200  39,371,486
    Nissan Shatai Co., Ltd.                                 186,000   1,925,756
    Nissan Tokyo Sales Holdings Co., Ltd.                    84,800     321,818
    Nissei ASB Machine Co., Ltd.                             38,100   1,312,839
    Nissei Build Kogyo Co., Ltd.                            348,000   2,010,334
    Nissei Plastic Industrial Co., Ltd.                      57,800     604,422
#   Nissha Printing Co., Ltd.                               100,600   2,752,645
    Nisshin Fudosan Co.                                     111,300     620,367
    Nisshin Oillio Group, Ltd. (The)                        676,000   4,001,926
    Nisshin Seifun Group, Inc.                              293,445   4,818,771
    Nisshin Steel Co., Ltd.                                 196,174   2,403,599
    Nisshinbo Holdings, Inc.                                583,200   5,905,838
    Nissin Corp.                                            257,000   1,242,927
    Nissin Electric Co., Ltd.                               234,500   2,847,925
    Nissin Foods Holdings Co., Ltd.                          30,075   1,889,454
    Nissin Kogyo Co., Ltd.                                  172,200   2,883,957
    Nissin Sugar Co., Ltd.                                   43,000     741,963
    Nissui Pharmaceutical Co., Ltd.                          50,100     632,301
    Nitori Holdings Co., Ltd.                                32,300   4,558,254
    Nitta Corp.                                              48,800   1,567,302
    Nitta Gelatin, Inc.                                      41,700     286,737
    Nittan Valve Co., Ltd.                                   27,500     101,604
    Nittetsu Mining Co., Ltd.                                23,300   1,307,754
    Nitto Boseki Co., Ltd.                                  434,000   2,528,515
    Nitto Denko Corp.                                        60,300   5,376,891
    Nitto FC Co., Ltd.                                       28,400     234,887
    Nitto Kogyo Corp.                                       108,200   1,752,524
    Nitto Kohki Co., Ltd.                                    26,200     622,593
    Nitto Seiko Co., Ltd.                                    68,500     336,985
    Nittoc Construction Co., Ltd.                           114,949     608,048

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nittoku Engineering Co., Ltd.                            46,200 $ 1,426,975
    Noda Corp.                                               12,200     113,435
    Noevir Holdings Co., Ltd.                                10,600     549,437
    NOF Corp.                                               436,000   5,923,836
    Nohmi Bosai, Ltd.                                        77,900   1,197,925
    Nojima Corp.                                            117,700   1,905,025
    NOK Corp.                                               324,000   7,416,375
    Nomura Co., Ltd.                                         95,400   2,018,706
    Nomura Holdings, Inc.                                 2,440,500  14,499,549
    Nomura Holdings, Inc. Sponsored ADR                     387,517   2,313,476
    Nomura Real Estate Holdings, Inc.                       445,900   8,838,256
    Nomura Research Institute, Ltd.                          79,695   2,983,251
    Noritake Co., Ltd.                                       41,400   1,587,017
    Noritsu Koki Co., Ltd.                                   94,900     873,666
    Noritz Corp.                                            118,200   2,318,285
    North Pacific Bank, Ltd.                              1,286,700   4,313,264
    NS Solutions Corp.                                      136,600   2,875,889
    NS Tool Co., Ltd.                                         2,500      45,237
    NS United Kaiun Kaisha, Ltd.                            449,000     938,453
    NSD Co., Ltd.                                            68,639   1,309,176
    NSK, Ltd.                                               857,900  11,058,557
    NTN Corp.                                             2,110,000   9,820,006
    NTT Data Corp.                                          370,500   4,035,807
    NTT DOCOMO, Inc.                                      1,305,900  30,325,604
    NTT DOCOMO, Inc. Sponsored ADR                           43,500   1,010,940
    NTT Urban Development Corp.                             146,000   1,493,790
#   Nuflare Technology, Inc.                                 19,400   1,038,071
#   OAK Capital Corp.                                       177,100     430,379
    Obara Group, Inc.                                        40,600   2,244,802
    Obayashi Corp.                                        1,478,900  17,806,929
    Obic Co., Ltd.                                           62,300   3,894,897
#   Odakyu Electric Railway Co., Ltd.                       138,500   2,743,482
#   Odelic Co., Ltd.                                         12,700     583,237
    Oenon Holdings, Inc.                                    263,000     653,515
    Ogaki Kyoritsu Bank, Ltd. (The)                       1,329,000   3,839,551
#   Ohara, Inc.                                              28,800     363,474
    Ohashi Technica, Inc.                                    19,600     251,589
    Ohba Co., Ltd.                                            8,400      36,939
    Ohsho Food Service Corp.                                 32,300   1,256,578
    OIE Sangyo Co., Ltd.                                      1,200      13,506
    Oiles Corp.                                              62,801   1,123,120
*   Oisix.daichi Inc.                                         6,900     139,055
    Oita Bank, Ltd. (The)                                   392,000   1,477,134
    Oji Holdings Corp.                                    2,351,000  12,057,008
    Okabe Co., Ltd.                                         149,100   1,459,542
    Okada Aiyon Corp.                                         3,300      41,074
    Okamoto Industries, Inc.                                230,000   2,517,827
#   Okamoto Machine Tool Works, Ltd.                        159,000     411,113
    Okamura Corp.                                           208,900   2,123,710
    Okasan Securities Group, Inc.                           596,000   3,609,511
#   Okaya Electric Industries Co., Ltd.                       6,700      24,526
    Oki Electric Industry Co., Ltd.                         368,100   5,040,077
    Okinawa Cellular Telephone Co.                           18,600     653,899

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Okinawa Electric Power Co., Inc. (The)                   96,723 $ 2,281,233
    OKK Corp.                                               349,000     449,033
    OKUMA Corp.                                             366,000   3,518,377
    Okumura Corp.                                           627,000   4,562,708
    Okura Industrial Co., Ltd.                              158,000   1,021,431
    Okuwa Co., Ltd.                                          69,000     734,675
    Olympic Group Corp.                                      18,200      97,043
    Olympus Corp.                                            99,300   3,604,263
    Omron Corp.                                             156,200   7,793,142
    Ono Pharmaceutical Co., Ltd.                             18,200     398,138
    ONO Sokki Co., Ltd.                                      24,900     169,490
#   Onoken Co., Ltd.                                         62,300   1,036,077
    Onward Holdings Co., Ltd.                               539,000   3,910,272
#   Ootoya Holdings Co., Ltd.                                 2,900      53,783
#*  Open Door, Inc.                                           3,400     104,456
    Open House Co., Ltd.                                    150,100   4,967,897
#   OPT Holdings, Inc.                                       48,000     605,516
    Optex Group Co., Ltd.                                    25,000     839,457
*   Optim Corp.                                              11,200     312,650
    Oracle Corp.                                             20,200   1,357,739
    Organo Corp.                                            138,000     735,625
#   Orient Corp.                                          1,181,400   1,992,583
    Oriental Land Co., Ltd.                                  45,400   3,291,071
    Origin Electric Co., Ltd.                                88,000     249,702
    ORIX Corp.                                            1,972,400  31,298,872
#   ORIX Corp. Sponsored ADR                                 17,205   1,425,090
    Osaka Gas Co., Ltd.                                     868,000   3,476,445
    Osaka Organic Chemical Industry, Ltd.                    67,200     798,123
    Osaka Soda Co., Ltd.                                    216,000   1,087,181
    Osaka Steel Co., Ltd.                                    51,700   1,065,450
#   OSAKA Titanium Technologies Co., Ltd.                    17,200     265,405
    Osaki Electric Co., Ltd.                                186,000   1,421,995
#   OSG Corp.                                               357,700   7,541,858
    OSJB Holdings Corp.                                     383,100   1,052,289
    Otsuka Corp.                                             34,300   2,246,891
    Otsuka Holdings Co., Ltd.                                76,100   3,351,386
#   Otsuka Kagu, Ltd.                                        49,300     396,445
    OUG Holdings, Inc.                                        6,000      14,414
#   Outsourcing, Inc.                                        45,100   2,252,849
    Oyo Corp.                                                90,500   1,311,702
    Pacific Industrial Co., Ltd.                            198,000   2,573,958
#*  Pacific Metals Co., Ltd.                                656,000   1,759,808
    Pack Corp. (The)                                         34,500   1,116,057
    PAL GROUP Holdings Co., Ltd.                             49,600   1,583,158
    PALTAC Corp.                                            150,258   5,451,719
    Paltek Corp.                                             11,500     100,142
    PanaHome Corp.                                          260,000   2,823,657
    Panasonic Corp.                                       1,809,642  24,924,712
    PAPYLESS Co., Ltd.                                        8,300     235,770
    Paraca, Inc.                                              6,000     121,223
    Paramount Bed Holdings Co., Ltd.                         52,600   2,396,453
    Parco Co., Ltd.                                          97,500   1,201,699
    Paris Miki Holdings, Inc.                                66,400     278,762

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Park24 Co., Ltd.                                        145,800 $ 3,689,874
#   Pasco Corp.                                             111,000     374,378
#   Pasona Group, Inc.                                      111,200   1,236,054
    PC Depot Corp.                                          157,540     906,811
    PCI Holdings, Inc.                                        1,200      29,177
    Pegasus Sewing Machine Manufacturing Co., Ltd.           58,000     390,703
    Penta-Ocean Construction Co., Ltd.                    1,460,000   8,697,314
    People Co., Ltd.                                            800      13,367
#   Pepper Food Service Co., Ltd.                            12,000     443,830
#*  PeptiDream, Inc.                                         55,400   1,740,723
    Persol Holdings Co., Ltd.                               111,100   2,106,434
    PIA Corp.                                                 3,900     138,337
    Pigeon Corp.                                             94,600   3,506,509
    Pilot Corp.                                              67,500   2,940,211
    Piolax, Inc.                                             87,000   2,403,371
#*  Pioneer Corp.                                         1,536,300   3,033,618
#   Plenus Co., Ltd.                                         63,000   1,475,634
    Pocket Card Co., Ltd.                                    72,600     476,899
    Pola Orbis Holdings, Inc.                               118,400   3,284,810
    Poletowin Pitcrew Holdings, Inc.                         67,800     903,878
    Press Kogyo Co., Ltd.                                   396,300   1,864,008
    Pressance Corp.                                         150,800   2,081,415
    Prestige International, Inc.                            122,100   1,337,283
    Prima Meat Packers, Ltd.                                743,000   4,743,427
    Pronexus, Inc.                                           35,500     402,290
#   Prospect Co., Ltd.                                      674,000     433,616
#   Proto Corp.                                              23,200     362,651
    PS Mitsubishi Construction Co., Ltd.                    128,700     590,361
    Punch Industry Co., Ltd.                                 17,500     210,098
    Qol Co., Ltd.                                            79,900   1,289,160
    Quick Co., Ltd.                                          15,000     215,426
    Raccoon Co., Ltd.                                        14,400      90,619
    Raito Kogyo Co., Ltd.                                   200,800   2,169,094
    Rakus Co., Ltd.                                           3,200      70,299
    Rakuten, Inc.                                           179,800   2,196,290
#   Rasa Industries, Ltd.                                   309,000     436,265
    Raysum Co., Ltd.                                         70,700     631,821
    Recruit Holdings Co., Ltd.                              282,300   4,886,521
    Relia, Inc.                                              62,900     672,392
    Relo Group, Inc.                                        180,000   3,612,875
    Renaissance, Inc.                                        20,300     367,558
    Renesas Easton Co., Ltd.                                  7,200      38,544
    Rengo Co., Ltd.                                         824,410   4,679,943
#*  Renown, Inc.                                            211,400     394,466
    Resona Holdings, Inc.                                 2,581,800  13,300,555
    Resorttrust, Inc.                                       141,700   2,612,038
    Retail Partners Co., Ltd.                                 1,400      14,780
    Rheon Automatic Machinery Co., Ltd.                      57,800     625,257
    Rhythm Watch Co., Ltd.                                  258,000     550,189
    Riberesute Corp.                                         23,300     186,747
    Ricoh Co., Ltd.                                       1,539,119  14,471,586
    Ricoh Leasing Co., Ltd.                                  58,300   2,037,028
#   Ride On Express Co., Ltd.                                22,700     208,405

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Right On Co., Ltd.                                        63,500 $  576,083
    Riken Corp.                                               30,700  1,436,847
    Riken Keiki Co., Ltd.                                     39,300    742,974
#   Riken Technos Corp.                                      145,400    811,896
    Riken Vitamin Co., Ltd.                                   14,300    559,048
    Ringer Hut Co., Ltd.                                      47,100  1,088,176
    Rinnai Corp.                                              16,300  1,521,731
    Rion Co., Ltd.                                            20,800    368,032
    Riso Kagaku Corp.                                         82,058  1,715,876
    Riso Kyoiku Co., Ltd.                                     87,450    654,683
    Rock Field Co., Ltd.                                      50,400    852,373
    Rohm Co., Ltd.                                            92,500  7,149,196
    Rohto Pharmaceutical Co., Ltd.                           210,200  4,246,111
    Rokko Butter Co., Ltd.                                    39,300    888,452
    Roland DG Corp.                                           67,300  1,686,524
#   Rorze Corp.                                               48,900  1,053,872
    Round One Corp.                                          421,300  4,499,485
    Royal Holdings Co., Ltd.                                 115,500  2,768,681
#   RS Technologies Co., Ltd.                                  3,300    127,918
#*  RVH, Inc.                                                 56,300    365,089
    Ryobi, Ltd.                                              530,000  2,506,437
    Ryoden Corp.                                             142,000  1,033,192
    Ryohin Keikaku Co., Ltd.                                  15,575  3,981,644
    Ryosan Co., Ltd.                                         123,400  4,826,338
    Ryoyo Electro Corp.                                      100,300  1,616,108
    S Foods, Inc.                                             59,200  2,204,127
    Sac's Bar Holdings, Inc.                                  82,000    901,364
    Sagami Rubber Industries Co., Ltd.                        23,000    353,073
    Saibu Gas Co., Ltd.                                      580,000  1,456,535
    Saizeriya Co., Ltd.                                      131,400  3,822,656
    Sakai Chemical Industry Co., Ltd.                        306,000  1,240,064
    Sakai Heavy Industries, Ltd.                             165,000    510,016
    Sakai Moving Service Co., Ltd.                            34,600  1,669,887
#   Sakai Ovex Co., Ltd.                                      22,299    366,745
    Sakata INX Corp.                                         141,000  2,549,680
#   Sakata Seed Corp.                                         18,000    549,343
#   Sakura Internet, Inc.                                     34,000    261,192
    Sala Corp.                                                80,000    666,539
#   SAMTY Co., Ltd.                                           81,300  1,193,001
    San Holdings, Inc.                                         1,800     37,394
    San-A Co., Ltd.                                           54,700  2,439,645
    San-Ai Oil Co., Ltd.                                     197,400  2,005,615
    San-In Godo Bank, Ltd. (The)                             410,900  3,337,449
#*  Sanden Holdings Corp.                                    501,000  1,428,988
#   Sanei Architecture Planning Co., Ltd.                     36,700    654,447
    Sangetsu Corp.                                           136,500  2,459,331
    Sanken Electric Co., Ltd.                                597,000  3,026,478
    Sanki Engineering Co., Ltd.                              172,700  1,952,529
#   Sanko Marketing Foods Co., Ltd.                           10,800     95,881
#   Sanko Metal Industrial Co., Ltd.                           8,300    250,066
    Sankyo Co., Ltd.                                         111,900  3,672,826
    Sankyo Frontier Co., Ltd.                                  9,000    117,959
    Sankyo Seiko Co., Ltd.                                   127,400    451,728

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Sankyo Tateyama, Inc.                                   110,600 $ 1,562,492
    Sankyu, Inc.                                          1,268,000   9,550,373
    Sanoh Industrial Co., Ltd.                              111,000     800,268
#   Sanoyas Holdings Corp.                                  101,400     236,237
#   Sanrio Co., Ltd.                                        114,300   2,295,647
    Sansei Technologies, Inc.                                29,800     253,544
#   Sansha Electric Manufacturing Co., Ltd.                  30,300     155,792
    Sanshin Electronics Co., Ltd.                           105,800   1,330,619
    Santen Pharmaceutical Co., Ltd.                         205,900   2,900,796
    Sanwa Holdings Corp.                                    612,800   6,635,775
    Sanyei Corp.                                                300      10,405
    Sanyo Chemical Industries, Ltd.                          54,600   2,592,918
    Sanyo Denki Co., Ltd.                                   175,000   1,949,321
    Sanyo Electric Railway Co., Ltd.                        128,000     655,623
    Sanyo Engineering & Construction, Inc.                    4,200      32,457
    Sanyo Housing Nagoya Co., Ltd.                           37,000     378,077
    Sanyo Industries, Ltd.                                   15,000      30,587
#   Sanyo Shokai, Ltd.                                       53,899     811,682
    Sanyo Special Steel Co., Ltd.                           502,000   3,045,881
    Sanyo Trading Co., Ltd.                                  14,400     328,094
    Sapporo Holdings, Ltd.                                  339,600   9,249,491
    Sata Construction Co., Ltd.                              29,000     119,835
    Sato Holdings Corp.                                     113,900   2,731,695
    Sato Shoji Corp.                                         21,300     191,983
#   Satori Electric Co., Ltd.                                67,200     554,257
#   Sawada Holdings Co., Ltd.                                66,000     599,266
    Sawai Pharmaceutical Co., Ltd.                          128,300   7,231,211
#   Saxa Holdings, Inc.                                     219,000     446,578
    SBI Holdings, Inc.                                      632,380   9,047,183
#   SBS Holdings, Inc.                                       82,900     632,663
#   Scala, Inc.                                              67,800     521,601
    SCREEN Holdings Co., Ltd.                               103,400   6,911,495
#   Scroll Corp.                                            119,700     418,154
    SCSK Corp.                                               49,659   2,095,618
    Secom Co., Ltd.                                          77,200   5,792,156
    Secom Joshinetsu Co., Ltd.                                1,500      47,288
#   Seed Co., Ltd.                                           11,500     244,953
    Sega Sammy Holdings, Inc.                               446,412   6,023,315
#   Seibu Electric Industry Co., Ltd.                         3,199      69,377
#   Seibu Holdings, Inc.                                    159,600   2,784,173
    Seika Corp.                                             216,000     933,773
    Seikitokyu Kogyo Co., Ltd.                              154,699     838,831
#   Seiko Epson Corp.                                       522,000  13,740,315
    Seiko Holdings Corp.                                    707,000   3,156,014
#   Seiko PMC Corp.                                          27,500     312,629
    Seino Holdings Co., Ltd.                                560,700   7,549,748
    Seiren Co., Ltd.                                        215,600   3,643,904
    Sekisui Chemical Co., Ltd.                              694,000  12,783,716
    Sekisui House, Ltd.                                     571,200   9,887,578
    Sekisui Jushi Corp.                                      97,400   1,771,234
    Sekisui Plastics Co., Ltd.                               93,600     800,096
    Senko Group Holdings Co., Ltd.                          565,300   3,848,327
    Senshu Electric Co., Ltd.                                11,400     229,446

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Senshu Ikeda Holdings, Inc.                           1,011,760 $ 4,191,059
    Senshukai Co., Ltd.                                     142,200     876,337
#   Septeni Holdings Co., Ltd.                              198,400     606,540
    Seria Co., Ltd.                                          57,000   2,829,044
    Seven & I Holdings Co., Ltd.                            729,252  29,392,249
#   Seven Bank, Ltd.                                      1,638,500   6,484,131
#   SFP Holdings Co., Ltd.                                   36,700     579,321
#*  Sharp Corp.                                             190,000     668,836
    Shibaura Electronics Co., Ltd.                           15,200     512,287
    Shibaura Mechatronics Corp.                             131,000     404,070
    Shibusawa Warehouse Co., Ltd. (The)                     160,000     526,802
    Shibuya Corp.                                            68,000   2,070,434
#   Shidax Corp.                                             31,900     128,771
#*  SHIFT, Inc.                                              13,000     154,653
    Shiga Bank, Ltd. (The)                                  879,185   4,659,369
    Shikibo, Ltd.                                           344,000     467,990
    Shikoku Bank, Ltd. (The)                                642,000   1,721,503
    Shikoku Chemicals Corp.                                  95,000   1,216,006
#   Shikoku Electric Power Co., Inc.                        200,600   2,410,589
    Shima Seiki Manufacturing, Ltd.                          60,000   2,918,005
    Shimachu Co., Ltd.                                      214,300   5,362,593
    Shimadzu Corp.                                          284,600   5,603,754
    Shimamura Co., Ltd.                                      48,200   5,993,336
    Shimano, Inc.                                            30,400   4,456,955
    Shimizu Bank, Ltd. (The)                                 22,300     707,897
    Shimizu Corp.                                         1,200,100  12,680,237
    Shimojima Co., Ltd.                                       5,900      59,438
    Shin Nippon Air Technologies Co., Ltd.                   50,500     727,967
*   Shin Nippon Biomedical Laboratories, Ltd.                51,100     281,199
    Shin-Etsu Chemical Co., Ltd.                            122,100  11,167,869
    Shin-Etsu Polymer Co., Ltd.                             161,600   1,565,815
    Shin-Keisei Electric Railway Co., Ltd.                   34,000     128,511
    Shinagawa Refractories Co., Ltd.                        228,000     622,043
    Shindengen Electric Manufacturing Co., Ltd.             369,000   1,913,673
#*  Shinkawa, Ltd.                                           70,000     472,055
    Shinko Electric Industries Co., Ltd.                    320,100   2,329,037
#   Shinko Plantech Co., Ltd.                               144,700   1,236,428
    Shinko Shoji Co., Ltd.                                   96,000   1,254,510
    Shinko Wire Co., Ltd.                                    47,000     105,264
    Shinmaywa Industries, Ltd.                              398,000   3,479,936
    Shinnihon Corp.                                         130,600   1,063,776
#   Shinoken Group Co., Ltd.                                 74,400   1,770,450
    Shinsei Bank, Ltd.                                    2,725,000   4,491,486
    Shinsho Corp.                                            20,200     534,592
    Shinwa Co., Ltd.                                         14,600     290,690
    Shionogi & Co., Ltd.                                    198,200  10,581,912
    Ship Healthcare Holdings, Inc.                          188,400   5,782,044
    Shiseido Co., Ltd.                                      247,100   8,728,412
    Shizuki Electric Co., Inc.                               29,000     194,339
    Shizuoka Bank, Ltd. (The)                               788,000   7,030,524
    Shizuoka Gas Co., Ltd.                                  231,200   1,748,729
#   Shobunsha Publications, Inc.                             43,700     297,226
    Shochiku Co., Ltd.                                       49,000     671,815

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Shoei Co., Ltd.                                          27,100 $   776,262
    Shoei Foods Corp.                                        38,400   1,643,334
    Shofu, Inc.                                               9,100     109,089
*   Shoko Co., Ltd.                                         173,000     164,670
    Showa Aircraft Industry Co., Ltd.                        10,553     113,740
*   Showa Corp.                                             240,500   2,323,259
    Showa Denko K.K.                                        667,400  17,372,017
#*  Showa Holdings Co., Ltd.                                 85,700     110,167
    Showa Sangyo Co., Ltd.                                  397,000   2,157,322
    Showa Shell Sekiyu K.K.                                 455,100   4,957,292
#   SIGMAXYZ, Inc.                                           13,800     101,454
    Siix Corp.                                               67,400   2,872,454
    Sinanen Holdings Co., Ltd.                               31,300     635,067
    Sinfonia Technology Co., Ltd.                           552,000   2,316,552
#   Sinko Industries, Ltd.                                   81,600   1,246,642
    Sintokogio, Ltd.                                        176,000   1,853,412
    SK-Electronics Co., Ltd.                                 11,600     143,128
    SKY Perfect JSAT Holdings, Inc.                         655,600   2,943,005
    Skylark Co., Ltd.                                       156,300   2,359,019
    SMC Corp.                                                 8,700   2,765,793
    SMK Corp.                                               201,000     848,802
    SMS Co., Ltd.                                            80,700   2,553,728
#   Snow Peak, Inc.                                           7,300     214,612
    SNT Corp.                                                22,400     147,005
    Soda Nikka Co., Ltd.                                     13,000      64,470
    Sodick Co., Ltd.                                        187,500   2,283,548
    Soft99 Corp.                                             10,600      85,748
    SoftBank Group Corp.                                    283,732  22,868,071
#   Softbank Technology Corp.                                33,600     538,924
#   Softbrain Co., Ltd.                                      69,300     271,664
    Softcreate Holdings Corp.                                 5,200      68,478
    Software Service, Inc.                                    5,500     249,518
    Sogo Medical Co., Ltd.                                   47,400   2,168,248
    Sohgo Security Services Co., Ltd.                       135,900   5,760,650
    Sojitz Corp.                                          3,177,800   8,005,098
    Soken Chemical & Engineering Co., Ltd.                    3,600      50,545
#   Soliton Systems K.K.                                      3,400      32,534
    Sompo Holdings, Inc.                                    318,200  12,480,502
    Sony Corp.                                              611,200  25,110,732
#   Sony Corp. Sponsored ADR                                344,389  14,144,056
#   Sony Financial Holdings, Inc.                           175,100   3,027,137
#*  Sosei Group Corp.                                        38,500   3,994,483
    Sotetsu Holdings, Inc.                                  431,000   2,110,143
    Sotoh Co., Ltd.                                           7,300      76,436
#   Sourcenext Corp.                                         30,800     159,796
    Space Co., Ltd.                                          21,100     282,863
#   Sparx Group Co., Ltd.                                   220,000     438,492
    SPK Corp.                                                 9,100     241,158
    Square Enix Holdings Co., Ltd.                           84,900   2,777,820
    SRA Holdings                                             40,800   1,118,533
    Srg Takamiya Co., Ltd.                                   78,700     411,440
    ST Corp.                                                 24,300     609,805
    St Marc Holdings Co., Ltd.                               78,300   2,447,184

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Stanley Electric Co., Ltd.                              293,800 $ 9,705,364
    Star Mica Co., Ltd.                                      17,800     508,333
    Star Micronics Co., Ltd.                                 80,100   1,326,089
    Start Today Co., Ltd.                                   186,000   5,248,313
    Starts Corp., Inc.                                      143,500   3,749,588
    Starzen Co., Ltd.                                        25,299   1,133,426
#   Stella Chemifa Corp.                                     50,600   1,422,354
    Step Co., Ltd.                                            9,200     121,860
#*  Striders Corp.                                          152,000      88,184
    Studio Alice Co., Ltd.                                   49,700   1,167,113
    Subaru Corp.                                            355,200  12,814,564
    Subaru Enterprise Co., Ltd.                                 900      50,941
    Sugi Holdings Co., Ltd.                                  34,900   1,780,693
    Sugimoto & Co., Ltd.                                     17,700     260,959
#   Sumco Corp.                                             338,160   5,472,816
    Sumida Corp.                                             92,500   1,769,370
#   Suminoe Textile Co., Ltd.                               241,000     677,159
    Sumiseki Holdings, Inc.                                 135,100     133,399
    Sumitomo Bakelite Co., Ltd.                             721,000   5,237,813
    Sumitomo Chemical Co., Ltd.                           4,073,852  23,808,080
    Sumitomo Corp.                                          924,600  12,497,642
    Sumitomo Dainippon Pharma Co., Ltd.                     202,100   2,831,007
    Sumitomo Densetsu Co., Ltd.                              75,100   1,196,100
    Sumitomo Electric Industries, Ltd.                    1,012,500  16,366,507
    Sumitomo Forestry Co., Ltd.                             435,000   6,658,774
    Sumitomo Heavy Industries, Ltd.                       1,369,480   9,984,079
    Sumitomo Metal Mining Co., Ltd.                         755,000  11,402,520
    Sumitomo Mitsui Construction Co., Ltd.                4,080,900   4,437,040
    Sumitomo Mitsui Financial Group, Inc.                 1,064,270  41,065,688
    Sumitomo Mitsui Trust Holdings, Inc.                    263,873   9,690,218
    Sumitomo Osaka Cement Co., Ltd.                       1,763,000   8,252,275
    Sumitomo Precision Products Co., Ltd.                   120,000     390,161
    Sumitomo Realty & Development Co., Ltd.                 470,000  14,227,998
    Sumitomo Riko Co., Ltd.                                 161,500   1,689,287
    Sumitomo Rubber Industries, Ltd.                        482,100   8,359,700
    Sumitomo Seika Chemicals Co., Ltd.                       48,200   2,423,367
    Sumitomo Warehouse Co., Ltd. (The)                      584,000   3,742,137
#   Sun Corp.                                                49,800     319,022
    Sun Frontier Fudousan Co., Ltd.                         110,900   1,183,543
    Sun-Wa Technos Corp.                                     35,900     610,890
    Suncall Corp.                                             5,000      29,139
    Sundrug Co., Ltd.                                        67,400   2,510,805
    Suntory Beverage & Food, Ltd.                            35,700   1,749,993
    Suruga Bank, Ltd.                                       207,400   5,001,225
    Suzuden Corp.                                             4,800      58,688
    Suzuken Co., Ltd.                                       201,420   6,726,812
    Suzuki Motor Corp.                                      282,300  13,381,393
*   SWCC Showa Holdings Co., Ltd.                         1,028,000     847,748
    Sysmex Corp.                                             59,900   3,428,986
    Systena Corp.                                            43,400     994,912
    T Hasegawa Co., Ltd.                                     52,900   1,114,371
    T RAD Co., Ltd.                                         275,000     868,944
    T&D Holdings, Inc.                                      936,010  13,807,793

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    T&K Toka Co., Ltd.                                       51,500 $   564,935
    T-Gaia Corp.                                             53,400   1,068,686
#   Tabuchi Electric Co., Ltd.                              106,200     325,889
    Tachi-S Co., Ltd.                                       105,700   1,928,322
    Tachibana Eletech Co., Ltd.                              53,680     776,337
    Tachikawa Corp.                                          23,100     269,066
    Tadano, Ltd.                                            410,521   5,084,533
    Taihei Dengyo Kaisha, Ltd.                              127,000   1,835,439
    Taiheiyo Cement Corp.                                 3,574,363  13,412,003
    Taiheiyo Kouhatsu, Inc.                                 335,000     321,888
    Taiho Kogyo Co., Ltd.                                    67,600     952,971
    Taikisha, Ltd.                                           67,500   1,815,510
    Taiko Bank, Ltd. (The)                                  170,000     361,903
#   Taiko Pharmaceutical Co., Ltd.                           15,800     318,422
    Taisei Corp.                                          1,038,399   9,939,584
    Taisei Lamick Co., Ltd.                                  11,400     300,899
    Taisho Pharmaceutical Holdings Co., Ltd.                 36,200   2,711,835
    Taiyo Holdings Co., Ltd.                                 46,500   2,209,525
#   Taiyo Nippon Sanso Corp.                                241,500   2,791,006
    Taiyo Yuden Co., Ltd.                                   511,600   8,590,800
    Takamatsu Construction Group Co., Ltd.                   43,200   1,133,398
    Takano Co., Ltd.                                          5,400      57,446
    Takaoka Toko Co., Ltd.                                   46,474     778,005
    Takara Holdings, Inc.                                   305,200   3,047,585
#   Takara Leben Co., Ltd.                                  464,600   2,131,312
    Takara Printing Co., Ltd.                                20,700     308,071
    Takara Standard Co., Ltd.                               145,848   2,448,868
    Takasago International Corp.                             51,200   2,011,089
    Takasago Thermal Engineering Co., Ltd.                  133,700   2,231,526
    Takashima & Co., Ltd.                                   147,000     286,493
    Takashimaya Co., Ltd.                                   841,000   7,693,338
    Take And Give Needs Co., Ltd.                            43,440     305,854
    TAKEBISHI Corp.                                           1,600      21,319
    Takeda Pharmaceutical Co., Ltd.                         265,800  14,041,371
    Takeei Corp.                                             83,300     843,709
    Takeuchi Manufacturing Co., Ltd.                        176,400   3,419,199
    Takihyo Co., Ltd.                                        29,000     122,026
    Takisawa Machine Tool Co., Ltd.                         225,000     358,864
    Takuma Co., Ltd.                                        221,000   2,263,424
    Tama Home Co., Ltd.                                      63,400     419,522
    Tamron Co., Ltd.                                         66,900   1,254,895
    Tamura Corp.                                            331,000   1,808,585
#   Tanseisha Co., Ltd.                                     163,549   1,649,153
    Tatsuta Electric Wire and Cable Co., Ltd.               180,600   1,157,823
    Tayca Corp.                                             146,000   1,291,319
    Tazmo Co., Ltd.                                           7,200     142,430
    TBK Co., Ltd.                                            75,300     339,100
    TDC Software Engineering, Inc.                            6,600      74,588
    TDK Corp.                                               184,100  13,231,539
    TDK Corp. Sponsored ADR                                  46,731   3,361,361
#*  Teac Corp.                                              413,000     191,467
    Tear Corp.                                                6,900      49,592
    TechMatrix Corp.                                         33,500     559,423

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    TECHNO ASSOCIE Co., Ltd.                                  3,000 $    34,162
    Techno Medica Co., Ltd.                                   1,200      21,267
    Techno Ryowa, Ltd.                                       17,170     132,261
    TechnoPro Holdings, Inc.                                 83,000   3,560,954
#   Tecnos Japan, Inc.                                       35,700     355,202
    Teijin, Ltd.                                            701,750  14,069,650
    Teikoku Electric Manufacturing Co., Ltd.                 64,400     669,155
    Teikoku Sen-I Co., Ltd.                                  36,800     670,327
    Teikoku Tsushin Kogyo Co., Ltd.                         126,000     262,610
#   Tekken Corp.                                            307,000     942,669
    Tenma Corp.                                              55,100   1,111,932
    Tenpos Busters Co., Ltd.                                  6,700     117,899
    Terumo Corp.                                            120,500   4,556,103
    THK Co., Ltd.                                           218,800   6,680,781
    Tigers Polymer Corp.                                      6,200      41,737
    TIS, Inc.                                               283,200   8,561,091
    Titan Kogyo, Ltd.                                         8,000      16,011
    TKC Corp.                                                53,700   1,562,204
    Toa Corp.(6894434)                                       79,200     825,971
#*  Toa Corp.(6894508)                                       73,700   1,203,331
    Toa Oil Co., Ltd.                                       333,000     434,845
    TOA ROAD Corp.                                          199,000     822,315
#   Toabo Corp.                                              24,400     124,487
    Toagosei Co., Ltd.                                      521,650   6,292,166
    Tobishima Corp.                                         959,600   1,468,700
    Tobu Railway Co., Ltd.                                  456,000   2,414,454
    Tobu Store Co., Ltd.                                      4,500     129,533
    TOC Co., Ltd.                                            97,600     917,145
    Tocalo Co., Ltd.                                         52,500   2,005,955
    Tochigi Bank, Ltd. (The)                                242,000     984,724
    Toda Corp.                                              762,000   5,238,524
    Toda Kogyo Corp.                                        165,000     626,030
#   Toei Animation Co., Ltd.                                  8,900     676,987
    Toei Co., Ltd.                                          269,000   2,742,623
    Toell Co., Ltd.                                          17,200     140,768
    Toenec Corp.                                            126,000     765,103
    Togami Electric Manufacturing Co., Ltd.                  42,000     184,267
    Toho Bank, Ltd. (The)                                   771,000   2,690,126
    Toho Co., Ltd.(6895200)                                  43,700   1,574,835
    Toho Co., Ltd.(6895211)                                  16,600     436,060
    Toho Gas Co., Ltd.                                      460,000   3,117,322
#   Toho Holdings Co., Ltd.                                 195,000   3,854,893
#   Toho Titanium Co., Ltd.                                 152,100   1,177,927
    Toho Zinc Co., Ltd.                                     701,000   3,018,435
    Tohoku Bank, Ltd. (The)                                 291,000     400,869
    Tohoku Electric Power Co., Inc.                         209,300   2,851,251
    Tohto Suisan Co., Ltd.                                    6,700     114,297
    Tokai Carbon Co., Ltd.                                  849,200   5,480,238
    Tokai Corp.                                              22,500     994,222
#   TOKAI Holdings Corp.                                    385,400   2,963,710
#   Tokai Lease Co., Ltd.                                    40,000      77,630
    Tokai Rika Co., Ltd.                                    210,400   3,863,449
    Tokai Tokyo Financial Holdings, Inc.                    647,200   3,775,114

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Token Corp.                                              33,970 $ 4,318,793
    Tokio Marine Holdings, Inc.                             315,912  13,285,126
#   Tokio Marine Holdings, Inc. ADR                          61,104   2,578,589
    Tokushu Tokai Paper Co., Ltd.                            32,938   1,239,067
*   Tokuyama Corp.                                        1,760,000   7,995,786
#*  Tokyo Base Co., Ltd.                                      7,800     368,210
    Tokyo Broadcasting System Holdings, Inc.                 96,300   1,820,181
    Tokyo Century Corp.                                     164,130   6,990,959
    Tokyo Dome Corp.                                        272,400   2,621,771
*   Tokyo Electric Power Co. Holdings, Inc.                 668,812   2,836,893
    Tokyo Electron Device, Ltd.                              24,600     398,763
    Tokyo Electron, Ltd.                                     90,800  12,769,901
    Tokyo Energy & Systems, Inc.                             92,000     900,352
    Tokyo Gas Co., Ltd.                                     923,000   4,897,278
#   Tokyo Individualized Educational Institute, Inc.         48,000     552,500
#   Tokyo Keiki, Inc.                                       305,000     801,761
#*  Tokyo Kikai Seisakusho, Ltd.                             95,000      64,520
    Tokyo Ohka Kogyo Co., Ltd.                              105,200   3,424,446
    Tokyo Radiator Manufacturing Co., Ltd.                    3,600      33,355
    Tokyo Rakutenchi Co., Ltd.                                5,400     287,465
#   Tokyo Rope Manufacturing Co., Ltd.                       63,499     972,381
    Tokyo Sangyo Co., Ltd.                                   53,600     222,949
    Tokyo Seimitsu Co., Ltd.                                127,300   4,415,564
    Tokyo Steel Manufacturing Co., Ltd.                     359,600   3,082,555
    Tokyo Tatemono Co., Ltd.                                496,900   6,761,139
    Tokyo Tekko Co., Ltd.                                   122,000     502,145
#   Tokyo Theatres Co., Inc.                                301,000     395,650
    Tokyo TY Financial Group, Inc.                          108,574   2,889,548
    Tokyotokeiba Co., Ltd.                                   47,800   1,552,102
    Tokyu Construction Co., Ltd.                            422,480   3,378,550
    Tokyu Corp.                                             244,000   3,590,453
    Tokyu Fudosan Holdings Corp.                          1,699,294  10,193,331
#   Tokyu Recreation Co., Ltd.                               22,819     173,620
    Toli Corp.                                              148,700     483,824
    Tomato Bank, Ltd.                                        18,900     263,450
    Tomen Devices Corp.                                       3,000      65,453
    Tomoe Corp.                                              92,300     305,658
    Tomoe Engineering Co., Ltd.                              28,300     465,240
    Tomoegawa Co., Ltd.                                      32,000      78,097
    Tomoku Co., Ltd.                                        166,000     586,988
    TOMONY Holdings, Inc.                                   566,300   2,769,285
    Tomy Co., Ltd.                                          339,300   4,150,459
    Tonami Holdings Co., Ltd.                               205,000     806,011
    Topcon Corp.                                            290,200   4,965,177
    Toppan Forms Co., Ltd.                                  202,000   2,100,296
    Toppan Printing Co., Ltd.                               801,000   8,464,734
    Topre Corp.                                             168,500   4,441,813
    Topy Industries, Ltd.                                    72,500   2,226,666
    Toray Industries, Inc.                                1,906,600  17,216,445
#   Torex Semiconductor, Ltd.                                20,000     332,802
    Toridoll Holdings Corp.                                  63,400   1,777,123
    Torigoe Co., Ltd. (The)                                  14,400     107,061
    Torii Pharmaceutical Co., Ltd.                           60,500   1,689,512

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
#   Torikizoku Co., Ltd.                                    17,800 $    416,411
    Torishima Pump Manufacturing Co., Ltd.                  71,000      725,609
    Tosei Corp.                                            134,700    1,052,789
#*  Toshiba Corp.                                        1,415,000    3,210,682
    Toshiba Machine Co., Ltd.                              467,000    2,217,606
    Toshiba Plant Systems & Services Corp.                 122,300    1,991,573
    Toshiba TEC Corp.                                      538,000    2,977,894
    Tosho Co., Ltd.                                         19,500      900,656
#   Tosho Printing Co., Ltd.                               140,000      690,856
    Tosoh Corp.                                          1,779,000   21,063,590
    Totech Corp.                                             3,600       65,279
    Totetsu Kogyo Co., Ltd.                                 87,800    2,741,302
    TOTO, Ltd.                                             110,000    4,426,553
    Tottori Bank, Ltd. (The)                                14,800      228,404
    Toukei Computer Co., Ltd.                               11,000      280,273
#   Tow Co., Ltd.                                           71,000      566,744
    Towa Bank, Ltd. (The)                                1,270,000    1,414,475
#   Towa Corp.                                             140,000    2,181,146
    Towa Pharmaceutical Co., Ltd.                           40,400    1,951,407
    Toyo Construction Co., Ltd.                            277,800    1,189,188
    Toyo Corp.                                              77,500      747,576
    Toyo Denki Seizo K.K.                                   28,300      493,845
#   Toyo Engineering Corp.                                 577,000    1,517,575
    Toyo Ink SC Holdings Co., Ltd.                         817,000    4,233,265
    Toyo Kanetsu K.K.                                      464,000    1,518,787
    Toyo Kohan Co., Ltd.                                   227,300      999,147
    Toyo Machinery & Metal Co., Ltd.                        68,300      493,396
    Toyo Securities Co., Ltd.                              313,000      710,917
    Toyo Seikan Group Holdings, Ltd.                       413,000    6,770,034
    Toyo Sugar Refining Co., Ltd.                           29,000       31,550
    Toyo Suisan Kaisha, Ltd.                                71,800    2,608,504
    Toyo Tanso Co., Ltd.                                    48,600      813,417
    Toyo Tire & Rubber Co., Ltd.                           458,900    9,419,629
    Toyo Wharf & Warehouse Co., Ltd.                       258,000      439,960
    Toyobo Co., Ltd.                                     3,964,773    7,549,346
    Toyoda Gosei Co., Ltd.                                 274,400    6,474,337
    Toyota Boshoku Corp.                                   184,300    3,849,014
    Toyota Industries Corp.                                127,800    6,856,714
    Toyota Motor Corp.                                   2,741,740  154,524,022
#   Toyota Motor Corp. Sponsored ADR                       408,823   46,131,587
    Toyota Tsusho Corp.                                    467,446   15,027,471
    TPR Co., Ltd.                                          102,100    3,224,230
    Trancom Co., Ltd.                                       35,600    1,759,446
#   Transaction Co., Ltd.                                   17,400      180,524
    Transcosmos, Inc.                                       72,000    1,730,398
    Trend Micro, Inc.                                       53,600    2,680,657
    Trend Micro, Inc. Sponsored ADR                          3,540      177,531
#   Tri Chemical Laboratories, Inc.                         11,600      318,465
    Trinity Industrial Corp.                                 3,000       23,378
    Trusco Nakayama Corp.                                  134,022    3,437,416
    Trust Tech, Inc.                                        17,200      361,430
    TS Tech Co., Ltd.                                      222,700    6,600,290
    TSI Holdings Co., Ltd.                                 403,690    2,915,184

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Tsubaki Nakashima Co., Ltd.                              26,200 $   525,868
    Tsubakimoto Chain Co.                                   585,000   4,963,396
    Tsubakimoto Kogyo Co., Ltd.                              24,000     110,229
#*  Tsudakoma Corp.                                         204,000     349,561
    Tsugami Corp.                                           137,000   1,098,197
    Tsukada Global Holdings, Inc.                            66,400     361,342
    Tsukamoto Corp. Co., Ltd.                                37,000      43,279
    Tsukishima Kikai Co., Ltd.                              101,100   1,146,186
    Tsukuba Bank, Ltd.                                      314,500     942,915
    Tsukui Corp.                                            212,800   1,292,241
    Tsumura & Co.                                           179,400   6,972,651
    Tsuruha Holdings, Inc.                                   35,100   3,682,739
    Tsurumi Manufacturing Co., Ltd.                          54,100     906,077
    Tsutsumi Jewelry Co., Ltd.                               29,400     531,981
    TV Asahi Holdings Corp.                                  88,200   1,603,775
    Tv Tokyo Holdings Corp.                                  57,200   1,190,014
    TYK Corp.                                                34,000      66,238
#*  U-Shin, Ltd.                                             84,900     570,199
    UACJ Corp.                                            1,144,144   3,377,008
    Ube Industries, Ltd.                                  4,980,200  13,490,720
    Uchida Yoko Co., Ltd.                                    23,800     592,571
    Uchiyama Holdings Co., Ltd.                              19,300      81,393
    UKC Holdings Corp.                                       58,400     877,252
    Ulvac, Inc.                                             172,500   9,248,666
#   UMC Electronics Co Ltd                                    3,900      67,370
    Unicharm Corp.                                           86,400   2,216,804
    Uniden Holdings Corp.                                   279,000     664,295
    Union Tool Co.                                           22,900     679,822
    Unipres Corp.                                           201,700   4,691,003
    United Arrows, Ltd.                                      69,600   2,109,457
    United Super Markets Holdings, Inc.                     187,900   1,906,727
*   Unitika, Ltd.                                         2,198,000   1,554,372
    Universal Entertainment Corp.                            73,300   2,102,946
#   Unizo Holdings Co., Ltd.                                 71,600   1,661,291
#   Urbanet Corp. Co., Ltd.                                  78,900     315,496
    Ushio, Inc.                                             436,500   6,126,001
    USS Co., Ltd.                                            93,200   1,882,760
*   UT Group Co., Ltd.                                       63,700   1,143,603
    Utoc Corp.                                               35,900     145,232
#   V Technology Co., Ltd.                                   13,000   2,225,626
*   V-Cube, Inc.                                             32,300     181,814
    Valor Holdings Co., Ltd.                                193,600   4,375,332
    ValueCommerce Co., Ltd.                                  72,700     451,386
    Vector, Inc.                                             53,300     775,765
#   VeriServe Corp.                                          10,800     330,734
    VIA Holdings, Inc.                                       24,900     218,365
#   Village Vanguard Co., Ltd.                               16,800     156,121
#*  Vision, Inc.                                              6,000     144,003
#   Vital KSK Holdings, Inc.                                170,085   1,362,323
    Vitec Holdings Co., Ltd.                                 37,800     483,639
#   Voyage Group, Inc.                                       43,200     813,461
    VT Holdings Co., Ltd.                                   442,000   2,259,416
#   W-Scope Corp.                                            23,800     505,279

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Wacoal Holdings Corp.                                   455,000 $ 6,391,768
#   Wakachiku Construction Co., Ltd.                        519,000     818,889
    Wakamoto Pharmaceutical Co., Ltd.                         9,000      22,693
    Wakita & Co., Ltd.                                      170,200   1,919,515
    Warabeya Nichiyo Holdings Co., Ltd.                      60,700   1,638,951
    Watahan & Co., Ltd.                                      11,400     240,402
#   WATAMI Co., Ltd.                                         73,700     900,950
    Watts Co., Ltd.                                           3,700      48,444
    WDB Holdings Co., Ltd.                                   10,900     227,889
    Weathernews, Inc.                                        11,100     345,163
    Welcia Holdings Co., Ltd.                                59,544   2,262,696
#   Wellnet Corp.                                            30,500     378,233
#   West Holdings Corp.                                      86,800     670,013
    West Japan Railway Co.                                   70,400   5,053,255
    WIN-Partners Co., Ltd.                                   17,400     220,519
    WirelessGate, Inc.                                       17,400     227,986
    Wood One Co., Ltd.                                      191,000     499,101
#   World Holdings Co., Ltd.                                 39,300     956,185
    Wowow, Inc.                                              31,500     915,181
    Xebio Holdings Co., Ltd.                                103,700   1,953,112
    YA-MAN, Ltd.                                              5,400     416,664
#   YAC Holdings Co., Ltd.                                   37,200     461,400
    Yachiyo Industry Co., Ltd.                               11,900     137,777
    Yahagi Construction Co., Ltd.                           106,200     880,030
#   Yahoo Japan Corp.                                       341,400   1,545,154
    Yaizu Suisankagaku Industry Co., Ltd.                    12,300     134,825
    Yakult Honsha Co., Ltd.                                  20,800   1,417,427
#   Yakuodo Co., Ltd.                                        21,500     587,234
    YAMABIKO Corp.                                          155,240   1,877,026
#   Yamada Denki Co., Ltd.                                  975,272   5,208,777
#   Yamagata Bank, Ltd. (The)                               512,000   2,324,246
    Yamaguchi Financial Group, Inc.                         505,000   5,943,763
    Yamaha Corp.                                            230,800   8,161,826
    Yamaha Motor Co., Ltd.                                  488,000  12,256,386
    Yamaichi Electronics Co., Ltd.                          118,300   2,302,982
    Yamanashi Chuo Bank, Ltd. (The)                         591,000   2,414,030
    Yamatane Corp.                                           47,000     695,724
    Yamato Corp.                                             34,400     213,960
#   Yamato Holdings Co., Ltd.                               301,100   6,043,777
    Yamato Kogyo Co., Ltd.                                  162,100   4,543,720
    Yamaya Corp.                                             13,910     201,536
    Yamazaki Baking Co., Ltd.                               244,700   4,908,832
    Yamazen Corp.                                           169,400   1,739,095
    Yaoko Co., Ltd.                                          75,300   3,249,059
    Yashima Denki Co., Ltd.                                   2,100      17,479
    Yaskawa Electric Corp.                                  404,600  10,847,028
    Yasuda Logistics Corp.                                   50,300     353,168
#   Yasunaga Corp.                                           36,400     540,557
    Yellow Hat, Ltd.                                         57,200   1,477,189
    Yodogawa Steel Works, Ltd.                               99,700   2,741,440
    Yokogawa Bridge Holdings Corp.                          142,800   2,172,671
    Yokogawa Electric Corp.                                 569,700   9,588,003
#   Yokohama Reito Co., Ltd.                                229,300   2,280,305

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Yokohama Rubber Co., Ltd. (The)                      485,200 $    9,770,806
#   Yokowo Co., Ltd.                                      52,300        691,403
    Yomeishu Seizo Co., Ltd.                               3,700         71,106
#   Yomiuri Land Co., Ltd.                               157,000        748,515
    Yondenko Corp.                                        33,400        183,760
    Yondoshi Holdings, Inc.                               49,400      1,240,741
#   Yonex Co., Ltd.                                       20,296        194,457
    Yorozu Corp.                                          79,100      1,335,141
#   Yoshinoya Holdings Co., Ltd.                         108,100      1,827,755
    Yuasa Funashoku Co., Ltd.                             24,000         73,599
    Yuasa Trading Co., Ltd.                               52,100      1,669,307
    Yuken Kogyo Co., Ltd.                                112,000        237,612
    Yuki Gosei Kogyo Co., Ltd.                            11,000         28,460
#   Yume No Machi Souzou Iinkai Co., Ltd.                 28,700        326,867
#   Yumeshin Holdings Co., Ltd.                           88,400        602,525
    Yurtec Corp.                                         168,000      1,140,475
    Yusen Logistics Co., Ltd.                             78,500        711,182
#   Yushin Precision Equipment Co., Ltd.                   8,426        211,715
    Yushiro Chemical Industry Co., Ltd.                   34,300        466,992
    Yutaka Foods Corp.                                     4,000         68,209
    Yutaka Giken Co., Ltd.                                   200          4,578
    Zappallas, Inc.                                       11,600         53,433
    Zenitaka Corp. (The)                                 106,000        456,795
    Zenkoku Hosho Co., Ltd.                               64,100      2,756,477
    Zenrin Co., Ltd.                                      74,800      2,302,037
    Zensho Holdings Co., Ltd.                            299,000      5,408,666
#   Zeon Corp.                                           716,000      8,932,890
#   ZERIA Pharmaceutical Co., Ltd.                        47,299        824,257
*   ZIGExN Co., Ltd.                                      41,000        597,911
#   Zojirushi Corp.                                      155,800      1,626,514
#   Zuiko Corp.                                           12,400        437,491
    Zuken, Inc.                                           34,800        457,629
                                                                 --------------
TOTAL JAPAN                                                       5,550,549,858
                                                                 --------------
NETHERLANDS -- (2.7%)
    Aalberts Industries NV                               472,338     20,623,041
    ABN AMRO Group NV                                    415,633     11,747,966
    Accell Group                                         114,318      3,484,848
    Aegon NV(007924103)                                  267,323      1,488,989
    Aegon NV(5927375)                                  3,369,672     18,888,532
    Akzo Nobel NV                                        463,386     41,952,214
#*  Altice NV Class A                                    203,842      5,022,146
*   Altice NV Class B                                     51,303      1,267,465
    AMG Advanced Metallurgical Group NV                  153,432      5,296,485
    Amsterdam Commodities NV                              80,882      2,402,584
    APERAM SA                                            261,067     12,688,687
    Arcadis NV                                           202,818      4,147,678
*   ArcelorMittal(BYPBS67)                               687,173     18,091,988
#*  ArcelorMittal(03938L203)                             996,723     26,074,279
    ASM International NV                                 231,069     13,905,211
    ASML Holding NV(B929F46)                              56,437      8,510,760
#   ASML Holding NV(B908F01)                              39,731      5,972,761
    BE Semiconductor Industries NV                       322,412     20,972,425

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
NETHERLANDS -- (Continued)
#   Beter Bed Holding NV                                 37,341 $    693,230
#   BinckBank NV                                        301,453    1,658,193
    Boskalis Westminster                                348,558   12,466,756
#   Brunel International NV                              79,561    1,222,631
    Coca-Cola European Partners P.L.C.                   83,401    3,619,859
    Corbion NV                                          307,304    9,924,797
    Flow Traders                                         22,323      675,959
*   Fugro NV                                            250,796    4,028,318
    Gemalto NV(B011JK4)                                  74,447    3,794,895
    Gemalto NV(B9MS8P5)                                 158,941    8,096,647
#   GrandVision NV                                       69,149    1,954,066
#*  Heijmans NV                                         106,453      900,272
#   Heineken NV                                         158,024   16,489,673
    Hunter Douglas NV                                     6,214      543,730
    IMCD Group NV                                        33,523    1,876,924
    ING Groep NV                                      1,674,116   31,278,908
#   ING Groep NV Sponsored ADR                        1,450,175   27,161,777
    Intertrust NV                                         1,398       23,979
    KAS Bank NV                                          54,020      623,235
    Kendrion NV                                          56,047    2,391,010
    Koninklijke Ahold Delhaize NV                     2,136,192   43,693,778
    Koninklijke Ahold Delhaize NV Sponsored ADR          13,329      272,445
    Koninklijke BAM Groep NV                            882,234    5,246,112
    Koninklijke DSM NV                                  320,495   23,642,371
#   Koninklijke KPN NV                                6,316,241   22,904,885
    Koninklijke Philips NV(5986622)                     705,461   26,959,926
    Koninklijke Philips NV(500472303)                   545,396   20,817,765
    Koninklijke Vopak NV                                255,519   12,165,869
#   Nederland Apparatenfabriek                           10,403      477,839
    NN Group NV                                         475,629   19,279,079
#*  OCI NV                                              338,296    7,247,508
#   Ordina NV                                           355,998      665,218
    PostNL NV                                         1,155,580    5,469,698
    Randstad Holding NV                                 450,175   27,143,647
    Refresco Group NV                                    45,345      885,988
    RELX NV                                             437,454    9,188,459
    RELX NV Sponsored ADR                               145,058    3,062,174
    SBM Offshore NV                                     778,692   13,466,087
    Sligro Food Group NV                                 72,562    3,282,020
*   Telegraaf Media Groep NV                             22,328      159,090
    TKH Group NV                                        197,399   12,073,319
*   TomTom NV                                           505,008    5,360,563
    Unilever NV(B12T3J1)                                301,155   17,550,594
    Unilever NV(904784709)                              234,970   13,668,205
    Van Lanschot Kempen NV                               21,715      644,020
#   Wessanen                                            378,390    6,671,783
    Wolters Kluwer NV                                   580,125   25,800,152
                                                                ------------
TOTAL NETHERLANDS                                                679,761,512
                                                                ------------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                 1,472,795    4,884,061
    Abano Healthcare Group, Ltd.                         13,023      100,745
    Air New Zealand, Ltd.                             2,664,301    6,707,565

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NEW ZEALAND -- (Continued)
    Auckland International Airport, Ltd.                     651,077 $3,403,826
    Chorus, Ltd.                                             769,889  2,579,891
    Chorus, Ltd. ADR                                          10,487    170,833
    Comvita, Ltd.                                              5,106     23,369
    Contact Energy, Ltd.                                     854,495  3,440,746
    EBOS Group, Ltd.                                         242,056  3,288,250
    Fisher & Paykel Healthcare Corp., Ltd.                   870,919  7,176,302
    Fletcher Building, Ltd.(6341606)                         936,209  5,620,009
    Fletcher Building, Ltd.(6341617)                          94,146    565,388
#   Fonterra Co-operative Group, Ltd.                        124,383    565,275
    Freightways, Ltd.                                        274,721  1,639,980
    Genesis Energy, Ltd.                                   1,014,796  1,890,366
    Gentrack Group, Ltd.                                      10,448     39,240
    Hallenstein Glasson Holdings, Ltd.                        16,145     37,559
    Heartland Bank, Ltd.                                     378,895    517,905
    Infratil, Ltd.                                         1,282,568  2,977,609
    Kathmandu Holdings, Ltd.                                  90,914    155,055
#   Mainfreight, Ltd.                                        267,453  4,880,786
    Mercury NZ, Ltd.                                         584,779  1,529,277
    Meridian Energy, Ltd.                                    589,072  1,274,265
    Metlifecare, Ltd.                                        407,752  1,712,009
#   Metro Performance Glass, Ltd.                            118,709    137,322
*   New Zealand Oil & Gas, Ltd.                              166,463     74,963
    New Zealand Refining Co., Ltd. (The)                     250,679    464,804
#   NZME, Ltd.                                             1,016,313    708,061
    NZX, Ltd.                                                169,734    150,261
*   Pacific Edge, Ltd.                                        20,054      6,772
    PGG Wrightson, Ltd.                                      151,904     66,190
#   Port of Tauranga, Ltd.                                   583,389  2,050,263
    Restaurant Brands New Zealand, Ltd.                      236,392  1,138,807
*   Rubicon, Ltd.                                             64,229     10,830
#   Ryman Healthcare, Ltd.                                   370,085  2,450,979
    Sanford, Ltd.                                             33,982    185,192
    Scales Corp., Ltd.                                        52,168    133,621
    Skellerup Holdings, Ltd.                                 106,171    134,007
    SKY Network Television, Ltd.                             701,222  1,742,872
    SKYCITY Entertainment Group, Ltd.                      2,203,221  6,686,290
    Spark New Zealand, Ltd.                                3,405,015  9,590,608
    Steel & Tube Holdings, Ltd.                              114,165    189,443
    Summerset Group Holdings, Ltd.                           800,952  2,917,657
    Tilt Renewables, Ltd.                                    102,170    165,797
    Tourism Holdings, Ltd.                                   471,804  1,517,500
*   Tower, Ltd.                                              375,850    265,323
    Trade Me Group, Ltd.                                     980,360  4,030,821
    Trilogy International, Ltd.                                4,885      9,747
#   Trustpower, Ltd.                                         122,905    535,486
    Vector, Ltd.                                             404,395  1,033,408
    Warehouse Group, Ltd. (The)                              193,655    314,165
*   Xero, Ltd.                                                51,452  1,019,432

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 NEW ZEALAND -- (Continued)
     Z Energy, Ltd.                                         341,314 $ 1,984,348
                                                                    -----------
 TOTAL NEW ZEALAND                                                   94,895,280
                                                                    -----------
 NORWAY -- (0.8%)
     ABG Sundal Collier Holding ASA                       1,338,928     928,687
     AF Gruppen ASA                                          13,156     250,335
 #*  Akastor ASA                                            623,189   1,276,625
     Aker ASA Class A                                        98,852   3,743,322
     Aker BP ASA                                            318,898   6,023,960
 *   Aker Solutions ASA                                     504,147   2,521,447
 #   American Shipping Co. ASA                              125,943     396,466
 *   Archer, Ltd.                                            41,058      60,529
     Atea ASA                                               353,886   4,339,148
     Austevoll Seafood ASA                                  504,845   4,484,441
 #*  Avance Gas Holding, Ltd.                               203,794     623,033
 #*  Axactor AB                                           2,282,997     741,833
     Bakkafrost P/F                                         135,519   5,321,190
     Bonheur ASA                                             85,816     885,430
     Borregaard ASA                                         302,441   3,782,727
     BW LPG, Ltd.                                           298,962   1,348,047
 #*  BW Offshore, Ltd.                                      414,980   1,278,971
     DNB ASA                                                743,879  14,613,119
 #*  DNO ASA                                              1,091,758   1,273,395
 #*  DOF ASA                                                907,596     107,496
     Ekornes ASA                                             56,254     815,997
     Entra ASA                                              133,152   1,769,792
 #*  Fred Olsen Energy ASA                                  184,709     270,021
 #   Frontline, Ltd.                                        150,663     873,533
 *   Funcom NV                                              577,206     211,819
     Gjensidige Forsikring ASA                              163,136   2,823,442
 #   Golar LNG, Ltd.                                         19,800     471,438
     Grieg Seafood ASA                                      387,574   3,181,755
 #*  Hexagon Composites ASA                                 132,703     470,515
 #   Hoegh LNG Holdings, Ltd.                                69,111     775,041
 *   Kongsberg Automotive ASA                             2,256,768   2,391,094
     Kongsberg Gruppen ASA                                   80,522   1,369,297
 *   Kvaerner ASA                                           869,309   1,268,833
     Leroy Seafood Group ASA                                604,960   3,511,384
 #   Marine Harvest ASA                                     334,597   6,238,051
 #*  NEL ASA                                                422,649     139,402
 #*  Nordic Semiconductor ASA                               273,192   1,349,276
     Norsk Hydro ASA                                      1,351,009   8,717,445
 #*  Norwegian Air Shuttle ASA                              157,710   3,872,214
 *   Norwegian Finans Holding ASA                             4,239      45,539
 #   Ocean Yield ASA                                        128,992   1,101,938
 *   Odfjell Drilling, Ltd.                                 125,625     340,298
     Odfjell SE Class A                                      45,023     169,632
     Olav Thon Eiendomsselskap ASA                           17,579     376,188
     Opera Software ASA                                     248,315   1,027,282
     Orkla ASA                                              446,815   4,602,664
 #*  Petroleum Geo-Services ASA                           1,245,991   2,732,724
 *   PhotoCure ASA                                           13,583      40,491
 #*  Prosafe SE                                              22,884      88,508

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
 NORWAY -- (Continued)
 #   Protector Forsikring ASA                              170,490 $  1,668,581
 #*  Q-Free ASA                                             66,600       75,244
 #*  REC Silicon ASA                                    12,403,323    1,522,439
     Salmar ASA                                             75,927    1,973,980
     Scatec Solar ASA                                      198,237    1,163,039
 #   Schibsted ASA Class A                                  51,459    1,312,763
     Schibsted ASA Class B                                  43,166    1,009,775
 #*  Seadrill, Ltd.(B09RMQ1)                               515,558      192,440
 #*  Seadrill, Ltd.(B0HWHV8)                             1,023,981      377,542
     Selvaag Bolig ASA                                     124,964      580,003
 #*  Sevan Marine ASA                                       66,506      110,438
     Skandiabanken ASA                                       2,451       27,588
 *   Solstad Farstad ASA                                    30,480       36,387
 #*  Songa Offshore                                        120,200      538,901
     SpareBank 1 SMN                                        23,872      241,069
     SpareBank 1 SR-Bank ASA                               321,027    3,204,149
 #   Statoil ASA                                           838,889   15,766,142
 #   Statoil ASA Sponsored ADR                             654,177   12,272,360
     Stolt-Nielsen, Ltd.                                    98,224    1,501,161
     Storebrand ASA                                      1,273,900   10,625,896
     Subsea 7 SA                                           778,473   11,535,312
     Telenor ASA                                           266,055    5,311,399
 #   TGS NOPEC Geophysical Co. ASA                         379,734    8,024,782
     Tomra Systems ASA                                     327,758    4,658,529
     Treasure ASA                                          230,594      477,364
     Veidekke ASA                                          150,731    1,992,506
 *   Wallenius Wilhelmsen Logistics                        171,455    1,071,809
     Wilh Wilhelmsen Holding ASA Class A                    43,827    1,377,844
 #   XXL ASA                                                72,832      709,392
     Yara International ASA                                181,802    7,225,936
                                                                   ------------
 TOTAL NORWAY                                                       201,630,584
                                                                   ------------
 PORTUGAL -- (0.2%)
     Altri SGPS SA                                         417,536    1,896,257
 *   Banco Comercial Portugues SA Class R               14,763,859    4,208,293
     CTT-Correios de Portugal SA                           213,315    1,391,034
     EDP - Energias de Portugal SA                       1,315,734    4,671,442
     EDP - Energias de Portugal SA Sponsored ADR             7,202      256,103
     EDP Renovaveis SA                                     674,715    5,392,218
     Galp Energia SGPS SA                                  833,384   13,351,240
     Jeronimo Martins SGPS SA                              239,425    4,709,088
 #   Mota-Engil SGPS SA                                    516,123    1,451,859
     Navigator Co. SA (The)                              1,129,329    4,867,627
     NOS SGPS SA                                           879,429    5,596,636
     Novabase SGPS SA                                       12,258       46,259
 #   REN - Redes Energeticas Nacionais SGPS SA             659,509    2,137,136
     Semapa-Sociedade de Investimento e Gestao              56,374    1,095,698
     Sonae Capital SGPS SA                                 314,543      300,347
     Sonae SGPS SA                                       5,824,587    6,693,396

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PORTUGAL -- (Continued)
    Teixeira Duarte SA                                      243,459 $    95,555
                                                                    -----------
TOTAL PORTUGAL                                                       58,160,188
                                                                    -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                           189,000      31,960
    Accordia Golf Trust                                     752,800     391,476
    AEM Holdings, Ltd.                                       36,700      73,105
    Amara Holdings, Ltd.                                    248,000      93,281
#   Ascendas India Trust                                    822,100     697,344
*   ASL Marine Holdings, Ltd.                                99,300       9,487
*   Banyan Tree Holdings, Ltd.                              513,300     208,247
    Best World International, Ltd.                          575,600     653,446
    Bonvests Holdings, Ltd.                                  51,600      49,661
*   Boustead Projects, Ltd.                                 147,404     101,456
    Boustead Singapore, Ltd.                              1,032,767     723,155
    Breadtalk Group, Ltd.                                   379,200     489,726
    Broadway Industrial Group, Ltd.                         280,699      28,368
#   Bukit Sembawang Estates, Ltd.                           212,100   1,065,321
    Bund Center Investment, Ltd.                            316,000     183,178
    CapitaLand, Ltd.                                      3,573,000   9,719,762
    Centurion Corp., Ltd.                                   934,900     355,348
#   China Aviation Oil Singapore Corp., Ltd.                615,600     744,873
    China Sunsine Chemical Holdings, Ltd.                   497,300     327,133
#   Chip Eng Seng Corp., Ltd.                             1,794,800     959,479
    CITIC Envirotech, Ltd.                                  300,300     166,479
    City Developments, Ltd.                                 882,700   7,326,992
    Civmec, Ltd.                                            303,700     136,677
    ComfortDelGro Corp., Ltd.                             4,573,869   7,793,013
*   Cordlife Group, Ltd.                                     93,800      62,554
#*  COSCO Shipping International Singapore Co., Ltd.      4,515,100   1,015,025
    CSE Global, Ltd.                                      1,980,900     606,290
#   CWT, Ltd.                                             1,340,700   2,046,856
    Dairy Farm International Holdings, Ltd.                 150,500   1,213,430
    DBS Group Holdings, Ltd.                              1,208,070  19,273,087
    Del Monte Pacific, Ltd.                               1,725,882     394,406
    Delfi, Ltd.                                             171,000     252,910
*   DMX Technologies Group, Ltd.                            256,000       3,696
#   Duty Free International, Ltd.                           140,400      32,079
*   Dyna-Mac Holdings, Ltd.                               1,489,000     151,461
    Elec & Eltek International Co., Ltd.                     20,000      33,196
#*  Ezion Holdings, Ltd.                                  7,964,848   1,410,533
#*  Ezra Holdings, Ltd.                                  10,009,145      61,304
*   Falcon Energy Group, Ltd.                             1,074,000      42,775
    Far East Orchard, Ltd.                                  329,236     375,878
    First Resources, Ltd.                                 2,225,500   3,068,925
#   Food Empire Holdings, Ltd.                              892,400     433,945
    Fragrance Group, Ltd.                                 1,448,000     175,372
    Frasers Centrepoint, Ltd.                               470,300     668,077
    Frencken Group, Ltd.                                    219,900      80,958
    Fu Yu Corp., Ltd.                                     1,669,200     246,185
*   Gallant Venture, Ltd.                                 2,204,900     224,800
    Genting Singapore P.L.C.                              5,184,400   4,454,395
#   Geo Energy Resources, Ltd.                            2,158,100     405,844

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    GL, Ltd.                                              1,487,700 $   806,791
    Global Logistic Properties, Ltd.                      1,590,500   3,881,820
    Golden Agri-Resources, Ltd.                          21,084,269   6,139,340
*   Golden Energy & Resources, Ltd.                          98,900      27,672
    GP Industries, Ltd.                                     174,000      77,681
    Great Eastern Holdings, Ltd.                             44,200     815,066
*   GSH Corp., Ltd.                                          52,560      20,771
#   GuocoLand, Ltd.                                         453,821     637,700
*   Halcyon Agri Corp., Ltd.                                805,846     327,418
    Haw Par Corp., Ltd.                                       4,500      34,885
#   Health Management International, Ltd.                   674,626     330,881
    Hi-P International, Ltd.                                636,600     478,960
    Hiap Hoe, Ltd.                                          128,000      69,955
    Ho Bee Land, Ltd.                                       819,100   1,461,540
    Hong Fok Corp., Ltd.                                  1,202,988     696,173
    Hong Leong Asia, Ltd.                                   405,800     324,568
    Hongkong Land Holdings, Ltd.                            271,900   2,043,189
    Hotel Grand Central, Ltd.                               158,145     157,571
    Hour Glass, Ltd. (The)                                  150,000      74,529
    Hutchison Port Holdings Trust                        17,124,200   8,128,909
    Hwa Hong Corp., Ltd.                                    280,000      66,277
    Hyflux, Ltd.                                          1,920,900     679,885
    Indofood Agri Resources, Ltd.                         2,179,900     796,291
    InnoTek, Ltd.                                            87,000      24,992
*   IPC Corp., Ltd.                                         115,900      36,702
#   Japfa, Ltd.                                           2,028,400     867,378
    Jardine Cycle & Carriage, Ltd.                           81,197   2,417,798
    k1 Ventures, Ltd.                                       444,340     237,817
#   Keppel Corp., Ltd.                                    2,075,800   9,816,844
    Keppel Infrastructure Trust                           2,670,753   1,083,745
    Keppel Telecommunications & Transportation, Ltd.        285,500     329,707
    Koh Brothers Group, Ltd.                                193,000      41,228
#*  KrisEnergy, Ltd.                                      1,144,300     122,356
    KSH Holdings, Ltd.                                      244,250     146,912
    Lian Beng Group, Ltd.                                 1,606,300     717,152
#   Low Keng Huat Singapore, Ltd.                           293,000     137,796
    Lum Chang Holdings, Ltd.                                160,000      41,317
#   M1, Ltd.                                              1,025,700   1,366,103
    Mandarin Oriental International, Ltd.                    53,900     108,967
    Metro Holdings, Ltd.                                  1,203,900   1,034,181
    Mewah International, Inc.                                47,900      10,242
#*  Midas Holdings, Ltd.                                  4,992,700     754,175
*   Nam Cheong, Ltd.                                      5,757,000      84,965
    Nera Telecommunications, Ltd.                            43,600      12,226
#*  Noble Group, Ltd.                                     4,777,660   1,319,088
    NSL, Ltd.                                                75,000      79,081
    Olam International, Ltd.                              1,337,100   1,923,738
    OUE, Ltd.                                             1,224,800   1,807,209
    Oversea-Chinese Banking Corp., Ltd.                   1,793,287  15,019,420
#   Oxley Holdings, Ltd.                                  1,554,200     664,639
*   Pacc Offshore Services Holdings, Ltd.                    79,700      16,731
*   Pacific Radiance, Ltd.                                   92,100       7,066
    Pan-United Corp., Ltd.                                  335,000     138,507

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 SINGAPORE -- (Continued)
 *   Penguin International, Ltd.                            434,733 $    83,647
     Perennial Real Estate Holdings, Ltd.                    19,100      12,387
 #   Q&M Dental Group Singapore, Ltd.                       815,600     385,038
     QAF, Ltd.                                              893,484     860,284
 *   Raffles Education Corp., Ltd.                        2,126,667     303,833
 #   Raffles Medical Group, Ltd.                          2,274,006   2,157,469
     RHT Health Trust                                     1,983,400   1,302,128
 #   Riverstone Holdings, Ltd.                              365,900     284,839
     Rotary Engineering, Ltd.                               732,200     194,307
 #*  Rowsley, Ltd.                                        1,711,900     150,124
     SATS, Ltd.                                           1,233,392   4,394,431
     SBS Transit, Ltd.                                       54,000     102,381
     SembCorp Industries, Ltd.                            4,971,300  11,839,460
 #   SembCorp Marine, Ltd.                                1,975,000   2,454,352
     Sheng Siong Group, Ltd.                              2,151,800   1,500,399
     SHS Holdings, Ltd.                                     948,600     154,152
     SIA Engineering Co., Ltd.                               92,400     248,073
 #   SIIC Environment Holdings, Ltd.                      3,286,280   1,176,159
 #   Sinarmas Land, Ltd.                                  4,301,400   1,347,608
     Sing Holdings, Ltd.                                    263,000      71,737
     Singapore Airlines, Ltd.                             1,625,500  12,457,190
     Singapore Exchange, Ltd.                               689,100   3,846,085
 #   Singapore Post, Ltd.                                 6,672,516   6,471,235
 #   Singapore Press Holdings, Ltd.                       1,035,600   2,223,398
     Singapore Reinsurance Corp., Ltd.                       55,000      13,000
     Singapore Shipping Corp., Ltd.                         137,000      28,303
     Singapore Technologies Engineering, Ltd.               921,500   2,562,353
     Singapore Telecommunications, Ltd.(B02PY00)            184,000     538,700
     Singapore Telecommunications, Ltd.(B02PY22)          3,054,350   8,940,792
 #*  Sino Grandness Food Industry Group, Ltd.             2,417,163     391,858
     Stamford Land Corp., Ltd.                            1,198,100     460,044
 #   StarHub, Ltd.                                        1,499,810   3,020,782
     Sunningdale Tech, Ltd.                                 649,180     967,039
 *   SunVic Chemical Holdings, Ltd.                         638,600      41,836
 #*  Swiber Holdings, Ltd.                                1,301,500      19,592
 *   Tat Hong Holdings, Ltd.                              1,342,080     366,058
     Tiong Woon Corp. Holding, Ltd.                         160,750      29,032
     Tuan Sing Holdings, Ltd.                             2,483,430     612,658
 #   UMS Holdings, Ltd.                                   1,644,550   1,285,544
     United Engineers, Ltd.                               2,465,604   4,762,985
     United Industrial Corp., Ltd.                          722,823   1,711,735
     United Overseas Bank, Ltd.                             988,589  17,493,672
     UOB-Kay Hian Holdings, Ltd.                            530,314     539,938
     UOL Group, Ltd.                                      1,279,388   7,444,031
     UPP Holdings, Ltd.                                   1,027,400     197,005
     Valuetronics Holdings, Ltd.                          1,268,060     757,652
     Venture Corp., Ltd.                                  1,204,900  11,705,219
 #   Vibrant Group, Ltd.                                  1,090,017     310,031
     Vicom, Ltd.                                              2,400      10,041
     Wee Hur Holdings, Ltd.                                 917,300     162,555
     Wheelock Properties Singapore, Ltd.                    909,347   1,254,384
     Wilmar International, Ltd.                           1,930,800   4,753,163
     Wing Tai Holdings, Ltd.                              2,404,624   3,618,649

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
 SINGAPORE -- (Continued)
     Yeo Hiap Seng, Ltd.                                    63,135 $     60,326
     YHI International, Ltd.                                48,000       13,544
 *   Yongnam Holdings, Ltd.                                891,000      154,533
     Zhongmin Baihui Retail Group, Ltd.                      7,800        5,978
                                                                   ------------
 TOTAL SINGAPORE                                                    265,762,650
                                                                   ------------
 SPAIN -- (2.5%)
     Abertis Infraestructuras SA                           565,508   11,150,270
     Acciona SA                                            157,143   13,432,499
     Acerinox SA                                           417,932    5,365,445
     ACS Actividades de Construccion y Servicios SA        316,500   12,120,851
 #   Adveo Group International SA                           60,568      225,313
     Aena SA                                                49,753    9,724,121
     Almirall SA                                           209,074    2,022,188
 #   Amadeus IT Group SA                                   281,458   17,324,836
 #*  Amper SA                                            2,253,779      635,649
     Applus Services SA                                    316,660    4,078,513
     Atresmedia Corp. de Medios de Comunicacion SA         203,930    2,393,492
     Azkoyen SA                                             33,625      306,773
     Banco Bilbao Vizcaya Argentaria SA                  3,140,362   28,413,002
 #   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR    1,049,584    9,530,223
     Banco de Sabadell SA                               11,966,230   26,722,055
     Banco Santander SA                                 10,916,085   74,318,535
 #   Banco Santander SA Sponsored ADR                    2,375,051   16,197,847
     Bankia SA                                           1,525,181    7,708,761
     Bankinter SA                                        1,300,832   12,660,203
 *   Baron de Ley                                            4,292      545,724
 #   Bolsas y Mercados Espanoles SHMSF SA                  209,838    7,696,447
     CaixaBank SA                                        4,002,306   20,846,586
     Cellnex Telecom SA                                    332,437    7,477,294
     Cia de Distribucion Integral Logista Holdings SA       72,724    1,877,799
     Cie Automotive SA                                     188,468    4,664,916
     Construcciones y Auxiliar de Ferrocarriles SA          50,840    2,260,595
 #*  Deoleo SA                                           2,116,179      512,124
 #   Distribuidora Internacional de Alimentacion SA      1,562,597   10,524,898
 #*  Duro Felguera SA                                      201,525      179,056
     Ebro Foods SA                                         169,495    4,057,168
 *   eDreams ODIGEO SA                                     191,273      665,802
     Elecnor SA                                             25,504      351,467
     Enagas SA                                             509,414   14,397,567
     Ence Energia y Celulosa SA                            783,608    3,339,488
     Endesa SA                                             298,884    7,075,578
     Ercros SA                                             627,662    2,280,460
     Euskaltel SA                                          131,579    1,345,348
     Faes Farma SA                                         577,709    1,832,193
     Ferrovial SA                                          419,216    9,040,303
     Fluidra SA                                             86,814      762,755
 *   Fomento de Construcciones y Contratas SA                6,605       72,660
     Gas Natural SDG SA                                    678,763   15,885,789
 #   Grifols SA                                            197,556    5,543,419
     Grupo Catalana Occidente SA                           106,932    4,756,989
 *   Grupo Empresarial San Jose SA                          63,954      284,508
 #*  Grupo Ezentis SA                                      560,871      475,824

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
    Iberdrola SA                                         7,262,746 $ 57,251,763
    Iberpapel Gestion SA                                     5,481      182,058
*   Indra Sistemas SA                                      326,791    5,056,233
    Industria de Diseno Textil SA                          248,655    9,870,208
    Inmobiliaria Colonial SA                               641,499    5,983,551
#*  Liberbank SA                                         1,684,684    1,940,490
    Mapfre SA                                            3,566,931   13,286,179
    Mediaset Espana Comunicacion SA                        684,915    8,632,535
    Melia Hotels International SA                          204,203    3,165,169
    Miquel y Costas & Miquel SA                             58,619    2,169,619
    NH Hotel Group SA                                      386,570    2,575,434
#   Obrascon Huarte Lain SA                                515,847    2,166,140
    Papeles y Cartones de Europa SA                        241,844    2,121,761
#*  Pescanova SA                                            22,953       37,470
*   Pharma Mar SA                                          242,493    1,100,897
    Prim SA                                                  5,102       66,548
#*  Promotora de Informaciones SA Class A                  203,758      770,918
    Prosegur Cia de Seguridad SA                           540,151    3,691,865
#*  Quabit Inmobiliaria SA(BYYTT70)                        236,110      487,239
    Quabit Inmobiliaria SA(BYVXB02)                         11,806       24,457
*   Realia Business SA                                     306,786      396,759
    Red Electrica Corp. SA                                 375,200    8,038,057
    Repsol SA                                            1,587,971   26,595,166
    Repsol SA Sponsored ADR                                328,921    5,529,167
#*  Sacyr SA                                             1,832,917    4,890,953
    Saeta Yield SA                                          41,510      476,309
    Siemens Gamesa Renewable Energy SA                     835,273   13,666,044
#*  Solaria Energia y Medio Ambiente SA                    378,116      610,780
#   Talgo SA                                               405,254    2,342,185
#   Tecnicas Reunidas SA                                   102,679    3,641,105
    Telefonica SA                                        2,231,206   25,263,875
    Telefonica SA Sponsored ADR                            237,585    2,679,959
*   Tubacex SA                                             315,142    1,233,461
#*  Tubos Reunidos SA                                      549,480      698,322
    Vidrala SA                                              40,706    3,175,144
    Viscofan SA                                            108,953    6,482,022
#*  Vocento SA                                             105,943      197,263
#   Zardoya Otis SA                                        269,661    2,828,865
                                                                   ------------
TOTAL SPAIN                                                         612,409,303
                                                                   ------------
SWEDEN -- (2.8%)
    AAK AB                                                  70,604    5,218,747
    Acando AB                                              385,080    1,297,354
    AddLife AB                                              17,068      351,872
    AddTech AB Class B                                      72,929    1,422,661
    AF AB Class B                                          157,876    3,458,171
    Alfa Laval AB                                          246,739    5,510,564
#   Alimak Group AB                                         23,270      403,439
*   Arise AB                                                 1,101        1,747
    Assa Abloy AB Class B                                  643,444   13,784,462
    Atlas Copco AB Class A                                 184,769    6,682,675
    Atlas Copco AB Class B                                 135,572    4,390,617
    Atrium Ljungberg AB Class B                             82,515    1,409,061

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Attendo AB                                                1,637 $    20,595
#   Avanza Bank Holding AB                                   58,340   2,407,072
    Axfood AB                                               136,432   2,297,735
*   BE Group AB                                               5,872      42,527
    Beijer Alma AB                                           49,167   1,435,963
*   Beijer Electronics Group AB                               2,424      13,302
    Beijer Ref AB                                            14,333     430,581
    Bergman & Beving AB                                      71,320     883,589
#   Betsson AB                                              308,271   2,964,642
    Bilia AB Class A                                        394,624   3,812,556
    BillerudKorsnas AB                                      574,211   9,079,636
    BioGaia AB Class B                                       47,507   1,771,288
#*  BioInvent International AB                              229,139      70,850
    Biotage AB                                               77,540     558,996
#   Bjorn Borg AB                                            82,429     342,057
    Boliden AB                                              992,847  31,169,471
    Bonava AB                                                 9,140     158,858
    Bonava AB Class B                                       220,402   3,856,669
    Bufab AB                                                  2,580      28,924
    Bulten AB                                                91,684   1,396,916
    Bure Equity AB                                          262,036   3,219,429
#   Byggmax Group AB                                        346,385   2,799,709
    Castellum AB                                            483,109   7,509,249
    Catena AB                                                 2,717      47,002
    Clas Ohlson AB Class B                                  122,347   2,515,163
    Cloetta AB Class B                                      598,815   2,143,028
    Com Hem Holding AB                                      354,221   5,173,197
    Concentric AB                                           140,556   2,205,389
    Concordia Maritime AB Class B                            86,745     141,798
#   Dedicare AB Class B                                      12,835     210,870
    Dios Fastigheter AB                                     255,158   1,492,007
    Doro AB                                                  78,027     487,919
    Duni AB                                                 117,318   1,700,332
    Dustin Group AB                                          73,080     612,993
    Eastnine AB                                             103,788     886,664
    Elanders AB Class B                                      10,285     122,571
    Electrolux AB Series B                                  260,414   8,904,977
    Elekta AB Class B                                       439,753   4,232,526
#*  Eltel AB                                                 59,564     189,458
    Enea AB                                                  43,208     412,812
*   Essity AB Class A                                        29,899     864,700
*   Essity AB Class B                                       641,105  18,588,853
    eWork Group AB                                            1,089      12,528
    Fabege AB                                               373,052   7,368,279
#   Fagerhult AB                                             42,408     558,182
*   Fastighets AB Balder Class B                            115,403   2,936,216
    Fenix Outdoor International AG                            1,050     110,943
#*  Fingerprint Cards AB Class B                            359,570   1,681,526
    Getinge AB Class B                                      491,510   8,532,050
    Granges AB                                              279,275   3,087,050
    Gunnebo AB                                              156,753     834,555
*   Haldex AB                                               275,841   3,681,888
    Hemfosa Fastigheter AB                                  341,330   4,187,237

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Hennes & Mauritz AB Class B                             238,881 $ 6,232,443
#   Hexagon AB Class B                                      291,836  14,419,982
#   Hexpol AB                                               597,878   6,115,048
    HIQ International AB                                    275,376   1,841,238
#   Hoist Finance AB                                         17,375     192,542
    Holmen AB Class B                                       188,783   8,526,488
    Hufvudstaden AB Class A                                 177,409   3,088,057
    Husqvarna AB Class A                                    104,942   1,058,574
    Husqvarna AB Class B                                  1,136,601  11,562,254
#   ICA Gruppen AB                                          127,963   5,127,354
    Indutrade AB                                            206,190   5,086,366
#   Intrum Justitia AB                                      253,928   8,262,643
    Inwido AB                                                45,330     569,869
#   ITAB Shop Concept AB Class B                             23,230     200,549
    JM AB                                                   341,285  11,978,791
    KappAhl AB                                              328,456   1,868,606
#   Karo Pharma AB                                           84,009     439,735
#   Kindred Group P.L.C.                                    655,974   7,300,569
    Klovern AB Class B                                    1,190,234   1,520,480
    KNOW IT AB                                               51,354     827,787
    Kungsleden AB                                           484,116   3,184,238
    Lagercrantz Group AB Class B                            104,688   1,185,350
    Lifco AB Class B                                          7,356     245,250
    Lindab International AB                                 340,965   3,585,326
    Loomis AB Class B                                       384,545  14,286,639
*   Lundin Petroleum AB                                     188,014   4,281,770
#*  Medivir AB Class B                                      152,683   1,266,132
#   Mekonomen AB                                             93,459   1,968,159
#   Millicom International Cellular SA                      164,004  10,276,738
    Modern Times Group MTG AB Class B                       257,845   8,961,132
*   Momentum Group AB Class B                                70,529     727,234
#   MQ Holding AB                                           185,605     726,141
#   Mycronic AB                                             245,286   2,556,956
    NCC AB Class B                                          322,102   8,380,981
    Nederman Holding AB                                         402      11,467
#*  Net Insight AB Class B                                  768,751     504,794
    NetEnt AB                                               322,068   3,107,604
    New Wave Group AB Class B                               309,080   2,153,205
    Nibe Industrier AB Class B                              734,680   7,004,512
    Nobia AB                                                546,850   5,614,473
    Nobina AB                                                86,387     425,805
    Nolato AB Class B                                       152,586   6,700,755
    Nordea Bank AB                                        2,423,909  30,584,587
    NP3 Fastigheter AB                                        4,325      25,554
    OEM International AB Class B                             10,809     237,007
    Opus Group AB                                         1,030,446     899,312
    Oriflame Holding AG                                     139,755   5,365,254
    Pandox AB                                                21,704     390,400
    Peab AB                                                 787,577   9,244,788
    Platzer Fastigheter Holding AB Class B                    2,421      15,588
#   Pricer AB Class B                                       475,277     574,070
    Proact IT Group AB                                       23,436     599,365
#   Probi AB                                                 11,725     537,152

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Profilgruppen AB Class B                                    855 $    12,644
#*  Qliro Group AB                                          447,618     921,021
#   Ratos AB Class B                                      1,194,591   5,706,749
*   RaySearch Laboratories AB                                54,517   1,334,397
#   Recipharm AB Class B                                     24,457     293,799
    Rezidor Hotel Group AB                                  214,632     827,163
    Rottneros AB                                            218,323     196,013
    Saab AB Class B                                         193,536   8,979,971
#   Sagax AB Class B                                         61,922     777,664
    Sandvik AB                                              692,087  10,906,320
#*  SAS AB                                                  667,933   1,596,547
    Scandi Standard AB                                      128,482     918,793
    Scandic Hotels Group AB                                   2,044      28,419
    Securitas AB Class B                                    591,477   9,850,068
    Semcon AB                                                42,144     279,069
#*  Sensys Gatso Group AB                                   185,037      16,047
    Skandinaviska Enskilda Banken AB Class A              1,221,500  15,469,462
    Skandinaviska Enskilda Banken AB Class C                 13,293     166,762
    Skanska AB Class B                                      449,043  10,203,791
    SKF AB Class A                                           24,434     486,769
    SKF AB Class B                                          739,872  14,705,803
    SkiStar AB                                               85,538   1,901,987
*   SSAB AB Class A(B17H0S8)                                576,198   2,911,201
*   SSAB AB Class A(BPRBWK4)                                 89,315     454,899
*   SSAB AB Class B(B17H3F6)                              1,666,606   6,881,694
*   SSAB AB Class B(BPRBWM6)                                505,629   2,095,842
#   Svenska Cellulosa AB SCA Class A                         29,899     308,915
    Svenska Cellulosa AB SCA Class B                        641,105   5,308,275
    Svenska Handelsbanken AB Class A                      1,228,520  18,285,418
    Svenska Handelsbanken AB Class B                         29,675     442,551
    Sweco AB Class B                                        129,953   3,173,869
    Swedbank AB Class A                                     515,394  13,440,119
    Swedish Match AB                                        230,668   8,113,361
*   Swedish Orphan Biovitrum AB                             182,934   2,785,561
    Swedol AB Class B                                        35,764     128,078
    Systemair AB                                              7,412     125,808
    Tele2 AB Class B                                        747,114   8,891,987
#   Telefonaktiebolaget LM Ericsson Class A                  49,162     318,612
    Telefonaktiebolaget LM Ericsson Class B               1,692,741  10,956,111
    Telefonaktiebolaget LM Ericsson Sponsored ADR           527,787   3,388,393
    Telia Co. AB                                          4,686,937  22,032,630
    Thule Group AB                                          174,227   3,390,601
#   Transcom Worldwide AB                                     5,299      57,427
    Trelleborg AB Class B                                   515,445  12,140,005
    VBG Group AB Class B                                      1,127      18,987
#   Victoria Park AB Class B                                272,866     928,654
    Vitrolife AB                                             29,523   2,391,456
    Volvo AB Class A                                        243,018   4,125,472
    Volvo AB Class B                                      1,351,023  22,947,671
#   Wallenstam AB Class B                                   513,102   5,223,870

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB                               201,341 $  4,897,515
                                                                   ------------
TOTAL SWEDEN                                                        687,716,050
                                                                   ------------
SWITZERLAND -- (5.7%)
    ABB, Ltd.                                            2,166,659   50,756,847
    ABB, Ltd. Sponsored ADR                                431,204   10,133,294
    Adecco Group AG                                        370,318   28,252,670
    Allreal Holding AG                                      55,948   10,172,952
*   Alpiq Holding AG                                         3,799      322,150
    ALSO Holding AG                                         14,886    1,946,653
    ams AG                                                 217,282   15,658,756
    APG SGA SA                                               2,998    1,352,256
#*  Arbonia AG                                             162,857    3,098,572
#   Aryzta AG                                              266,804    8,573,722
    Ascom Holding AG                                       138,303    2,739,120
    Autoneum Holding AG                                     14,249    3,424,015
    Bachem Holding AG Class B                                8,585      950,598
    Baloise Holding AG                                     157,761   25,346,834
    Bank Cler AG                                             7,064      317,401
    Banque Cantonale de Geneve                               3,323      548,231
    Banque Cantonale Vaudoise                               11,728    8,485,180
    Barry Callebaut AG                                       6,439    9,182,866
    Belimo Holding AG                                          907    3,760,729
    Bell Food Group AG                                       2,708    1,246,168
    Bellevue Group AG                                       32,514      650,446
#   Berner Kantonalbank AG                                   7,018    1,329,239
    BKW AG                                                  33,146    1,888,706
    Bobst Group SA                                          39,347    4,380,722
    Bossard Holding AG Class A                              27,272    5,897,585
    Bucher Industries AG                                    33,640   11,217,187
#   Burckhardt Compression Holding AG                       13,578    4,032,913
    Burkhalter Holding AG                                    9,693    1,373,295
    Calida Holding AG                                        7,078      284,647
    Carlo Gavazzi Holding AG                                   612      223,388
    Cembra Money Bank AG                                    85,999    7,714,559
    Cham Paper Holding AG                                        5        2,047
    Chocoladefabriken Lindt & Spruengli AG                      43    2,930,572
*   Cicor Technologies, Ltd.                                   777       40,820
    Cie Financiere Richemont SA                            370,023   31,455,694
    Cie Financiere Tradition SA                              2,191      201,324
#   Clariant AG                                          1,141,868   26,534,171
    Coltene Holding AG                                      13,320    1,377,861
    Conzzeta AG                                              2,570    2,689,486
    COSMO Pharmaceuticals NV                                 4,650      743,037
    Credit Suisse Group AG                               1,448,877   22,271,674
    Credit Suisse Group AG Sponsored ADR                   383,780    5,891,017
#   Daetwyler Holding AG                                    28,871    4,718,715
    DKSH Holding AG                                         88,490    6,963,551
    dormakaba Holding AG                                     8,290    7,389,222
#*  Dottikon Es Holding AG                                     142      129,181
*   Dufry AG                                               137,565   21,914,870
    Edmond de Rothschild Suisse SA                              10      171,669
#   EFG International AG                                   404,441    3,003,146

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    Emmi AG                                                  8,985 $  6,330,321
    EMS-Chemie Holding AG                                    8,963    6,236,621
    Energiedienst Holding AG                                 8,178      223,286
#*  Evolva Holding SA                                      129,835       61,773
    Feintool International Holding AG                        5,586      682,191
    Flughafen Zurich AG                                     81,679   20,831,309
    Forbo Holding AG                                         4,728    7,178,719
    GAM Holding AG                                         694,541   10,950,136
    Geberit AG                                              26,707   12,844,854
    Georg Fischer AG                                        20,864   23,729,496
    Givaudan SA                                              5,549   11,040,331
    Gurit Holding AG                                         2,334    2,804,504
    Helvetia Holding AG                                     26,712   14,930,017
    Hiag Immobilien Holding AG                               1,038      128,450
#   HOCHDORF Holding AG                                      3,579    1,073,179
    Huber & Suhner AG                                       30,599    2,180,702
*   Idorsia, Ltd.                                           97,707    1,828,943
    Implenia AG                                             66,502    4,918,141
    Inficon Holding AG                                       6,140    3,367,295
    Interroll Holding AG                                     2,437    3,195,307
    Intershop Holding AG                                     4,239    2,096,468
    Julius Baer Group, Ltd.                                376,644   21,320,694
    Jungfraubahn Holding AG                                    206       24,290
    Kardex AG                                               32,334    3,563,781
    Komax Holding AG                                        13,340    3,896,637
    Kudelski SA                                            186,046    2,962,148
    Kuehne + Nagel International AG                         25,056    4,363,344
    LafargeHolcim, Ltd.(7110753)                           274,872   16,423,928
    LafargeHolcim, Ltd.(BZ3DNX4)                           170,271   10,219,718
*   Lastminute.com NV                                        8,648      107,324
    LEM Holding SA                                           2,543    3,076,780
    Liechtensteinische Landesbank AG                        19,354      978,697
    Logitech International SA(B18ZRK2)                     342,549   12,432,815
    Logitech International SA(H50430232)                   159,615    5,752,525
    Lonza Group AG                                         133,194   31,656,830
    Luzerner Kantonalbank AG                                 7,466    3,357,167
    MCH Group AG                                                56        4,447
    Metall Zug AG Class B                                      493    2,062,877
#*  Meyer Burger Technology AG                             766,650    1,204,643
    Mikron Holding AG                                       48,480      323,904
    Mobilezone Holding AG                                   62,772      908,750
    Mobimo Holding AG                                       23,675    6,758,464
    Nestle SA                                            2,417,067  204,023,427
    Novartis AG                                            500,288   42,613,388
    Novartis AG Sponsored ADR                              935,984   79,745,837
#   OC Oerlikon Corp. AG                                   999,045   14,616,991
*   Orascom Development Holding AG                          15,666      109,035
#   Orell Fuessli Holding AG                                   522       69,320
    Orior AG                                                18,100    1,349,393
    Panalpina Welttransport Holding AG                      20,317    2,572,283
    Partners Group Holding AG                               18,244   11,843,421
#   Phoenix Mecano AG                                        1,478      859,855
    Plazza AG Class A                                        2,404      571,622

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SWITZERLAND -- (Continued)
    PSP Swiss Property AG                                 84,413 $    7,680,683
    Rieter Holding AG                                     15,515      3,593,176
    Roche Holding AG(7108918)                              7,007      1,806,569
    Roche Holding AG(7110388)                            186,211     47,142,906
    Romande Energie Holding SA                               498        672,024
#*  Schaffner Holding AG                                   1,182        390,459
    Schindler Holding AG                                   7,522      1,581,848
*   Schmolz + Bickenbach AG                            1,962,424      1,804,172
    Schweiter Technologies AG                              3,417      4,496,528
    SFS Group AG                                          11,256      1,280,476
    SGS SA                                                 2,592      5,728,800
    Siegfried Holding AG                                  17,258      5,018,795
    Sika AG                                                4,302     29,646,185
    Sonova Holding AG                                     85,930     13,937,092
    St Galler Kantonalbank AG                              6,225      2,772,825
    Straumann Holding AG                                  14,093      7,958,571
    Sulzer AG                                             79,726      8,944,378
    Sunrise Communications Group AG                      164,376     12,963,347
#   Swatch Group AG (The)(7184725)                        47,138     18,702,488
    Swatch Group AG (The)(7184736)                        75,838      5,841,349
    Swiss Life Holding AG                                 70,098     25,582,448
    Swiss Prime Site AG                                   91,631      8,271,710
    Swiss Re AG                                          271,435     26,169,639
    Swisscom AG                                           52,032     25,431,258
    Swissquote Group Holding SA                           35,532      1,023,321
    Tamedia AG                                             3,689        568,483
    Tecan Group AG                                        19,727      3,679,158
    Temenos Group AG                                     107,910     10,431,261
    Thurgauer Kantonalbank                                   468         48,736
    u-blox Holding AG                                     25,961      5,155,234
    UBS Group AG(BRJL176)                              2,118,970     36,849,873
#*  UBS Group AG(H42097107)                              549,200      9,572,556
    Valiant Holding AG                                    51,573      6,079,266
    Valora Holding AG                                     16,592      5,507,633
    Vaudoise Assurances Holding SA                         3,203      1,781,846
    Vetropack Holding AG                                     609      1,285,948
    Vifor Pharma AG                                      138,820     14,818,159
*   Von Roll Holding AG                                   92,961        139,581
    Vontobel Holding AG                                  126,581      8,420,772
    VP Bank AG                                             1,980        249,368
    VZ Holding AG                                          4,484      1,444,127
    Walliser Kantonalbank                                  1,730        170,399
    Walter Meier AG                                        4,892        227,534
    Warteck Invest AG                                         13         26,352
#   Ypsomed Holding AG                                     6,788      1,059,877
    Zehnder Group AG                                      33,203      1,165,600
    Zug Estates Holding AG Class B                           219        419,270
    Zuger Kantonalbank AG                                    157        867,803
    Zurich Insurance Group AG                            135,808     41,391,496
                                                                 --------------
TOTAL SWITZERLAND                                                 1,409,897,515
                                                                 --------------
UNITED KINGDOM -- (15.1%)
    3i Group P.L.C.                                    1,892,007     23,357,073

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    4imprint Group P.L.C.                                     3,983 $    83,023
    888 Holdings P.L.C.                                   1,027,066   3,489,698
    A.G. Barr P.L.C.                                        299,946   2,370,716
    AA P.L.C.                                             1,418,498   4,571,003
    Aberdeen Asset Management P.L.C.                      3,022,567  13,138,823
    Acacia Mining P.L.C.                                    783,012   1,801,265
    Acal P.L.C.                                             133,195     551,464
    Admiral Group P.L.C.                                    272,418   7,431,553
    Aggreko P.L.C.                                          982,393  10,982,319
    Air Partner P.L.C.                                       28,290      46,583
*   Aldermore Group P.L.C.                                   83,213     238,202
    Alumasc Group P.L.C. (The)                                8,807      19,579
    Amec Foster Wheeler P.L.C.                            1,018,823   5,976,330
*   Anglo American P.L.C.                                 2,037,355  33,701,352
    Anglo Pacific Group P.L.C.                              489,444     756,336
    Anglo-Eastern Plantations P.L.C.                          8,036      89,602
    Antofagasta P.L.C.                                    1,072,709  13,396,023
    Arrow Global Group P.L.C.                               384,199   2,215,810
    Ashmore Group P.L.C.                                  1,742,153   8,270,572
    Ashtead Group P.L.C.                                  1,005,461  21,601,633
    Associated British Foods P.L.C.                         247,224   9,671,329
    AstraZeneca P.L.C.                                        5,511     328,472
#   AstraZeneca P.L.C. Sponsored ADR                      1,029,677  31,075,652
    Auto Trader Group P.L.C.                              1,309,539   6,613,775
    AVEVA Group P.L.C.                                      124,206   3,251,680
    Aviva P.L.C.                                          3,850,000  27,365,902
    Avon Rubber P.L.C.                                       17,830     235,463
    B&M European Value Retail SA                          3,218,878  15,297,935
    Babcock International Group P.L.C.                    1,301,942  14,503,208
    BAE Systems P.L.C.                                    3,925,733  31,146,091
    Balfour Beatty P.L.C.                                 2,242,499   7,806,016
    Barclays P.L.C.                                         472,701   1,267,430
    Barclays P.L.C. Sponsored ADR                         3,209,298  34,435,768
    Barratt Developments P.L.C.                           2,859,988  23,227,980
    BBA Aviation P.L.C.                                   3,430,132  13,565,921
    Beazley P.L.C.                                        2,871,960  19,408,973
    Bellway P.L.C.                                          829,581  34,932,541
    Berendsen P.L.C.                                        771,074  12,970,607
    Berkeley Group Holdings P.L.C.                          510,995  23,566,271
    BGEO Group P.L.C.                                        84,638   3,851,889
    BHP Billiton P.L.C.                                   1,432,526  26,120,692
    BHP Billiton P.L.C. ADR                                 721,817  26,281,357
    Bloomsbury Publishing P.L.C.                             58,768     139,344
    Bodycote P.L.C.                                       1,120,907  13,456,335
    Booker Group P.L.C.                                   5,063,036  12,857,361
    Bovis Homes Group P.L.C.                                857,191  11,443,680
    BP P.L.C.                                             3,023,442  17,758,948
    BP P.L.C. Sponsored ADR                               2,132,739  74,944,448
    Braemar Shipping Services P.L.C.                         33,148     129,090
    Brewin Dolphin Holdings P.L.C.                        1,199,741   5,686,215
    British American Tobacco P.L.C.                         241,993  15,053,353
    British American Tobacco P.L.C. Sponsored ADR           287,714  17,987,879
    Britvic P.L.C.                                          810,474   7,632,093

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    BT Group P.L.C.                                       1,441,822 $ 5,966,688
#   BT Group P.L.C. Sponsored ADR                           272,564   5,693,862
*   BTG P.L.C.                                              523,016   4,546,722
    Bunzl P.L.C.                                            284,399   8,587,035
    Burberry Group P.L.C.                                   430,042   9,700,659
*   Cairn Energy P.L.C.                                   2,333,333   5,539,523
*   Cambian Group P.L.C.                                     31,731      81,792
    Cape P.L.C.                                             406,099   1,400,328
    Capita P.L.C.                                           739,282   6,423,556
#   Capital & Counties Properties P.L.C.                  2,039,700   7,753,605
*   Carclo P.L.C.                                            26,730      59,302
    Card Factory P.L.C.                                     197,006     795,912
#   Carillion P.L.C.                                      2,003,504   1,500,244
    Carnival P.L.C.                                          43,538   2,938,656
#   Carnival P.L.C. ADR                                     137,838   9,273,741
*   Carpetright P.L.C.                                        1,362       3,507
    Carr's Group P.L.C.                                      26,720      50,257
    Castings P.L.C.                                          57,646     351,927
    Centamin P.L.C.                                       6,196,334  13,590,861
    Centaur Media P.L.C.                                     79,311      56,548
    Centrica P.L.C.                                       4,684,758  12,272,518
    Charles Stanley Group P.L.C.                              6,583      33,649
    Charles Taylor P.L.C.                                    16,780      53,018
    Chemring Group P.L.C.                                   801,352   1,893,303
    Chesnara P.L.C.                                         219,083   1,103,040
    Cineworld Group P.L.C.                                1,125,708  10,235,048
*   Circassia Pharmaceuticals P.L.C.                         22,758      26,601
    Clarkson P.L.C.                                          11,883     419,422
    Clipper Logistics P.L.C.                                  8,393      47,918
    Close Brothers Group P.L.C.                             720,370  14,647,247
    CLS Holdings P.L.C.                                      72,292     203,038
    Cobham P.L.C.                                         7,507,137  13,150,069
    Coca-Cola HBC AG                                        415,356  12,557,486
    Communisis P.L.C.                                       778,665     489,081
    Compass Group P.L.C.                                    751,110  16,026,550
    Computacenter P.L.C.                                    293,094   3,420,396
    Connect Group P.L.C.                                    338,316     495,506
    Consort Medical P.L.C.                                   84,161   1,182,698
    Costain Group P.L.C.                                    531,862   3,288,199
    Countrywide P.L.C.                                      159,039     323,157
    Cranswick P.L.C.                                        190,376   7,288,833
    Crest Nicholson Holdings P.L.C.                         932,350   6,619,989
    Croda International P.L.C.                              234,315  11,433,582
*   CYBG P.L.C.                                              11,269      39,695
    Daejan Holdings P.L.C.                                    6,894     593,006
    Daily Mail & General Trust P.L.C.                       958,964   8,065,267
#   Dairy Crest Group P.L.C.                                525,343   4,111,856
    DCC P.L.C.                                              162,305  14,268,630
    De La Rue P.L.C.                                        373,747   3,290,093
    Debenhams P.L.C.                                      4,592,504   2,605,630
    Dechra Pharmaceuticals P.L.C.                           225,489   5,275,881
    Devro P.L.C.                                            637,374   1,815,679
    Diageo P.L.C.                                           319,548  10,320,429

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
#   Diageo P.L.C. Sponsored ADR                             204,369 $26,684,460
*   Dialight P.L.C.                                          13,416     160,094
    Dignity P.L.C.                                          159,875   5,375,726
    Diploma P.L.C.                                          516,147   7,344,964
    Direct Line Insurance Group P.L.C.                    5,368,506  26,531,710
    Dixons Carphone P.L.C.                                2,370,883   8,420,738
    Domino's Pizza Group P.L.C.                           1,075,826   3,780,812
    Drax Group P.L.C.                                     1,420,483   5,968,540
    DS Smith P.L.C.                                       3,209,876  20,447,345
    Dunelm Group P.L.C.                                     139,540   1,108,812
    Dyson Group P.L.C                                         3,999          69
    easyJet P.L.C.                                          610,309   9,954,368
*   EI Group P.L.C.                                       2,575,260   4,836,506
    Electrocomponents P.L.C.                              1,728,656  14,148,205
    Elementis P.L.C.                                      2,396,764   9,368,523
*   EnQuest P.L.C.                                        5,559,431   2,467,892
    Entertainment One, Ltd.                                  50,645     159,243
    Equiniti Group P.L.C.                                    12,178      42,231
    Essentra P.L.C.                                         771,490   5,444,325
    esure Group P.L.C.                                    1,063,110   4,152,796
    Euromoney Institutional Investor P.L.C.                  74,315   1,086,283
*   Evraz P.L.C.                                          1,217,869   3,827,482
    Experian P.L.C.                                         686,452  13,637,223
    FDM Group Holdings P.L.C.                                 2,919      35,382
    Fenner P.L.C.                                           683,380   3,105,165
    Ferguson P.L.C.                                          53,693     322,697
    Ferrexpo P.L.C.                                       1,225,230   3,848,674
    Fidessa Group P.L.C.                                    119,313   3,560,465
*   Findel P.L.C.                                            63,044     150,671
*   Firstgroup P.L.C.                                     4,249,795   6,480,904
*   Flybe Group P.L.C.                                      129,389      63,978
    Forterra P.L.C.                                          39,677     151,861
    Foxtons Group P.L.C.                                    149,203     176,756
    Fresnillo P.L.C.                                        207,353   4,208,059
    Fuller Smith & Turner P.L.C. Class A                     42,501     570,576
*   Future P.L.C.                                            24,077     101,248
    G4S P.L.C.                                            4,349,872  18,881,510
    Galliford Try P.L.C.                                    346,096   6,188,771
    Games Workshop Group P.L.C.                              25,627     542,112
*   Gem Diamonds, Ltd.                                      377,713     410,109
    Genus P.L.C.                                            152,544   3,470,654
    GKN P.L.C.                                            4,539,067  19,256,335
    GlaxoSmithKline P.L.C.                                  104,177   2,073,848
#   GlaxoSmithKline P.L.C. Sponsored ADR                    637,756  25,841,873
    Glencore P.L.C.                                       7,549,924  33,305,694
    Go-Ahead Group P.L.C.                                   117,225   2,777,936
*   Gocompare.Com Group P.L.C.                              761,539   1,136,351
    Goodwin P.L.C.                                               40         843
    Grafton Group P.L.C.                                    459,972   4,658,555
    Grainger P.L.C.                                       1,209,409   4,196,371
    Greencore Group P.L.C.                                2,904,772   8,573,814
    Greene King P.L.C.                                    1,453,552  13,130,951
    Greggs P.L.C.                                           554,975   8,054,174

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
*   Gulf Keystone Petroleum, Ltd.                           27,736 $     34,465
    Gulf Marine Services P.L.C.                              2,822        2,304
    GVC Holdings P.L.C.                                    677,143    6,867,599
    Halfords Group P.L.C.                                  953,363    4,194,249
    Halma P.L.C.                                         1,396,475   20,241,304
    Hargreaves Lansdown P.L.C.                             305,977    5,567,429
    Harvey Nash Group P.L.C.                                28,747       36,774
    Hastings Group Holdings P.L.C.                         179,967      728,267
    Hays P.L.C.                                          9,298,138   20,447,745
    Headlam Group P.L.C.                                   120,800      937,167
    Helical P.L.C.                                         459,427    2,096,092
    Henry Boot P.L.C.                                       54,535      217,390
#   Hikma Pharmaceuticals P.L.C.                           314,409    5,852,616
    Hill & Smith Holdings P.L.C.                           368,671    6,516,070
    Hilton Food Group P.L.C.                                 4,765       42,508
    Hiscox, Ltd.                                         1,276,937   21,877,166
    Hochschild Mining P.L.C.                             1,016,748    4,248,212
    Hogg Robinson Group P.L.C.                             159,073      154,124
    HomeServe P.L.C.                                       950,688    9,087,341
    Howden Joinery Group P.L.C.                          1,810,939   10,157,298
    HSBC Holdings P.L.C.                                   972,806    9,742,562
#   HSBC Holdings P.L.C. Sponsored ADR                   3,112,447  155,902,470
*   Hunting P.L.C.                                         563,528    3,487,659
    Huntsworth P.L.C.                                      265,818      258,582
    Ibstock P.L.C.                                         392,142    1,320,010
    IG Group Holdings P.L.C.                             1,406,186   11,811,417
*   Imagination Technologies Group P.L.C.                  458,171      872,090
    IMI P.L.C.                                           1,285,164   20,408,877
    Imperial Brands P.L.C.                                 378,719   15,596,892
#   Imperial Brands P.L.C. Sponsored ADR                    25,186    1,055,293
    Inchcape P.L.C.                                      2,374,617   25,171,864
    Indivior P.L.C.                                      1,639,286    8,298,429
    Informa P.L.C.                                       2,045,028   18,756,653
    Inmarsat P.L.C.                                      1,728,308   17,687,816
    InterContinental Hotels Group P.L.C.                   113,282    6,409,970
#   InterContinental Hotels Group P.L.C. ADR                81,958    4,651,936
    Intermediate Capital Group P.L.C.                      559,236    6,686,787
    International Consolidated Airlines Group SA         1,443,614   11,009,679
    International Personal Finance P.L.C.                   58,355      146,059
    Interserve P.L.C.                                      477,274    1,420,256
    Intertek Group P.L.C.                                  327,922   18,601,487
    Investec P.L.C.                                      1,699,036   12,900,760
    IP Group P.L.C.(BZ3T570)                                21,816          720
#*  IP Group P.L.C.(B128J45)                               406,764      763,856
    ITE Group P.L.C.                                     1,016,986    2,426,524
    ITV P.L.C.                                           2,944,191    6,732,786
    IWG P.L.C.                                           3,425,056   14,839,817
    J D Wetherspoon P.L.C.                                 667,694    9,009,483
    J Sainsbury P.L.C.                                   7,207,543   23,287,291
#*  Jackpotjoy P.L.C.                                      166,000    1,477,554
    James Fisher & Sons P.L.C.                             130,116    2,693,429
    Jardine Lloyd Thompson Group P.L.C.                    339,255    5,311,479
    JD Sports Fashion P.L.C.                             1,088,120    5,143,417

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    John Laing Group P.L.C.                                  10,901 $    44,992
    John Menzies P.L.C.                                     429,639   3,974,591
    John Wood Group P.L.C.                                1,140,003   9,200,460
    Johnson Matthey P.L.C.                                  561,180  20,798,664
    Jupiter Fund Management P.L.C.                        3,051,695  21,471,194
*   Just Eat P.L.C.                                         510,726   4,183,305
    Just Group P.L.C.                                       360,950     700,104
    Kainos Group P.L.C.                                       5,355      20,480
*   KAZ Minerals P.L.C.                                   1,323,791  12,538,511
    KCOM Group P.L.C.                                     1,649,968   1,997,663
    Keller Group P.L.C.                                     249,684   2,903,508
    Kier Group P.L.C.                                       301,836   5,129,789
    Kingfisher P.L.C.                                     3,808,703  14,780,649
    Ladbrokes Coral Group P.L.C.                          3,826,563   6,385,491
#   Laird P.L.C.                                          1,465,514   2,891,704
*   Lamprell P.L.C.                                         633,715     827,855
    Lancashire Holdings, Ltd.                               701,762   6,733,187
    Laura Ashley Holdings P.L.C.                            224,765      30,421
    Legal & General Group P.L.C.                         11,131,544  39,413,658
*   Liberty Global P.L.C. Class A                           115,018   3,894,509
*   Liberty Global P.L.C. Series C                          281,606   9,228,229
#*  Liberty Global P.L.C. LiLAC Class A                      15,722     404,370
*   Liberty Global P.L.C. LiLAC Class C                      38,496     982,418
    Lloyds Banking Group P.L.C.                          62,288,792  53,850,975
#   Lloyds Banking Group P.L.C. ADR                       1,209,083   4,255,972
    London Stock Exchange Group P.L.C.                      342,457  16,953,989
#*  Lonmin P.L.C.                                           629,053     686,766
    Lookers P.L.C.                                          933,053   1,351,552
    Low & Bonar P.L.C.                                      135,064     153,268
    LSL Property Services P.L.C.                             21,370      71,629
    Man Group P.L.C.                                      5,211,191  11,001,497
    Management Consulting Group P.L.C.                      265,588      26,865
    Marks & Spencer Group P.L.C.                          6,302,962  26,788,329
    Marshalls P.L.C.                                        827,338   4,187,809
    Marston's P.L.C.                                      2,988,448   4,575,383
    McBride P.L.C.                                          758,894   1,892,655
    Mears Group P.L.C.                                      170,788   1,113,718
#   Mediclinic International P.L.C.                         240,202   2,346,229
    Meggitt P.L.C.                                        2,371,271  15,738,745
    Melrose Industries P.L.C.                             7,330,065  22,474,117
    Merlin Entertainments P.L.C.                          1,081,530   6,696,829
    Micro Focus International P.L.C.                        541,220  15,938,019
    Millennium & Copthorne Hotels P.L.C.                    449,339   2,713,063
    Mitchells & Butlers P.L.C.                              808,395   2,577,065
#   Mitie Group P.L.C.                                    1,861,879   6,544,100
    MJ Gleeson P.L.C.                                        20,781     189,158
    Mondi P.L.C.                                            690,162  18,178,478
    Moneysupermarket.com Group P.L.C.                     1,640,963   7,184,660
    Morgan Advanced Materials P.L.C.                        966,181   3,814,980
    Morgan Sindall Group P.L.C.                              59,201   1,069,885
*   Mothercare P.L.C.                                       426,173     571,938
    N Brown Group P.L.C.                                    478,958   1,972,512
    National Express Group P.L.C.                         1,749,906   8,411,169

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    National Grid P.L.C.                                     13,254 $   164,004
    National Grid P.L.C. Sponsored ADR                      191,848  11,992,431
#   NCC Group P.L.C.                                         95,153     243,215
*   New World Resources P.L.C. Class A                       46,188          27
    NEX Group P.L.C.                                        991,061   8,715,145
    Next P.L.C.                                              86,719   4,520,266
    Northgate P.L.C.                                        704,861   4,020,412
    Novae Group P.L.C.                                      100,933     939,993
#*  Ocado Group P.L.C.                                      955,650   3,796,456
    Old Mutual P.L.C.                                     6,841,092  17,743,612
    On the Beach Group P.L.C.                               170,492   1,047,290
    OneSavings Bank P.L.C.                                  400,117   2,081,761
*   Ophir Energy P.L.C.                                   2,861,026   2,754,104
    Oxford Instruments P.L.C.                               115,402   1,591,755
    Pagegroup P.L.C.                                      1,682,921  10,878,430
    Paragon Group of Cos. P.L.C. (The)                      430,084   2,455,907
    PayPoint P.L.C.                                          98,206   1,160,558
*   Paysafe Group P.L.C.                                  1,855,634  14,442,829
    Pearson P.L.C.                                          482,901   4,179,060
    Pearson P.L.C. Sponsored ADR                            614,932   5,288,415
    Pendragon P.L.C.                                        965,887     381,817
    Pennon Group P.L.C.                                     957,658  10,178,967
    Persimmon P.L.C.                                        858,661  28,370,954
*   Petra Diamonds, Ltd.                                  2,580,417   3,252,673
    Petrofac, Ltd.                                        1,113,372   6,578,655
*   Petropavlovsk P.L.C.                                  2,013,653     194,617
#   Pets at Home Group P.L.C.                               181,725     390,149
    Phoenix Group Holdings                                  685,598   6,904,631
    Photo-Me International P.L.C.                         1,284,396   2,775,918
    Playtech P.L.C.                                       1,163,848  14,748,862
    Polypipe Group P.L.C.                                   520,618   2,760,471
*   Premier Foods P.L.C.                                  3,967,093   2,054,894
#*  Premier Oil P.L.C.                                    2,827,688   2,262,180
    Provident Financial P.L.C.                              360,189   9,805,391
#   Prudential P.L.C. ADR                                   573,314  28,075,187
*   Punch Taverns P.L.C.                                     44,189     103,336
    PZ Cussons P.L.C.                                       799,009   3,827,617
    QinetiQ Group P.L.C.                                  3,583,149  11,396,855
    Randgold Resources, Ltd.                                132,287  12,313,816
    Randgold Resources, Ltd. ADR                             13,285   1,234,708
    Rank Group P.L.C.                                       301,604     931,441
    Rathbone Brothers P.L.C.                                 70,883   2,498,541
*   Raven Russia, Ltd.                                      145,221      93,006
*   REA Holdings P.L.C.                                      11,361      48,742
    Reckitt Benckiser Group P.L.C.                          203,242  19,760,671
    Redrow P.L.C.                                         1,450,186  11,332,305
    RELX P.L.C.                                             366,955   7,992,750
#   RELX P.L.C. Sponsored ADR                               184,656   4,082,743
    Renewi P.L.C.                                         2,031,073   2,463,726
    Renishaw P.L.C.                                         135,985   7,474,569
    Rentokil Initial P.L.C.                               3,458,862  13,256,132
#   Restaurant Group P.L.C. (The)                         1,289,620   5,689,177
    Ricardo P.L.C.                                           81,330     828,437

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Rightmove P.L.C.                                        219,615 $12,182,840
    Rio Tinto P.L.C.                                        109,785   5,145,295
#   Rio Tinto P.L.C. Sponsored ADR                        1,560,713  73,946,582
    RM P.L.C.                                                27,965      63,833
    Robert Walters P.L.C.                                   103,831     649,183
    Rolls-Royce Holdings P.L.C.                           3,297,979  38,642,156
    Rotork P.L.C.                                         4,259,967  13,012,746
*   Royal Bank of Scotland Group P.L.C.                     674,985   2,212,979
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR     1,029,876   6,838,377
    Royal Dutch Shell P.L.C. Class A                      1,327,282  37,484,334
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A       1,543,855  87,274,123
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B       1,333,672  77,166,262
    Royal Mail P.L.C.                                     2,265,372  12,045,833
    RPC Group P.L.C.                                      1,994,658  23,584,443
    RPS Group P.L.C.                                        541,379   1,947,486
    RSA Insurance Group P.L.C.                            2,531,282  21,793,816
    S&U P.L.C.                                                2,442      60,925
    Saga P.L.C.                                             579,137   1,594,939
    Sage Group P.L.C. (The)                               1,633,182  14,523,841
    Savills P.L.C.                                          691,879   8,343,515
    Schroders P.L.C.(0239581)                                57,030   1,852,089
    Schroders P.L.C.(0240549)                               140,497   6,384,456
    SDL P.L.C.                                              160,255   1,359,921
    Senior P.L.C.                                         1,389,112   4,557,100
*   Serco Group P.L.C.                                    1,416,957   2,074,517
    Severfield P.L.C.                                       408,073     399,186
    Severn Trent P.L.C.                                     299,129   8,844,466
    Shire P.L.C.                                            210,998  11,795,296
    Shire P.L.C. ADR                                         27,906   4,675,371
    SIG P.L.C.                                            2,730,257   5,963,640
    Sky P.L.C.                                              692,472   8,824,963
    Sky P.L.C. Sponsored ADR                                  3,066     156,213
    Smith & Nephew P.L.C.                                   598,073  10,406,435
    Smith & Nephew P.L.C. Sponsored ADR                     114,228   4,026,519
    Smiths Group P.L.C.                                   1,047,807  21,223,186
    Soco International P.L.C.                               740,792   1,184,441
    Softcat P.L.C.                                           33,798     177,858
    Spectris P.L.C.                                         488,841  15,866,530
    Speedy Hire P.L.C.                                    1,082,917     778,567
    Spirax-Sarco Engineering P.L.C.                         210,354  15,438,604
    Spire Healthcare Group P.L.C.                            38,323     174,321
    Spirent Communications P.L.C.                         1,895,400   2,959,682
*   Sportech P.L.C.                                          87,812     114,713
#*  Sports Direct International P.L.C.                      492,487   2,463,994
    SSE P.L.C.                                            2,073,782  37,739,492
    SSP Group P.L.C.                                      1,044,549   7,021,468
    St James's Place P.L.C.                               1,161,984  18,664,198
    St. Ives P.L.C.                                          89,975      65,278
    St. Modwen Properties P.L.C.                            774,733   3,662,767
    Stagecoach Group P.L.C.                               1,166,899   2,775,561
*   Standard Chartered P.L.C.                             2,757,858  30,828,073
    Standard Life P.L.C.                                  2,743,228  15,790,285
    Sthree P.L.C.                                           122,623     514,552

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Stobart Group, Ltd.                                     112,353 $   408,144
    STV Group P.L.C.                                         56,141     288,298
    SuperGroup P.L.C.                                       338,283   6,689,277
    Synthomer P.L.C.                                      1,483,241   9,585,877
    T Clarke P.L.C.                                          26,802      30,642
#   TalkTalk Telecom Group P.L.C.                         1,575,291   3,736,274
    Tarsus Group P.L.C.                                       4,986      19,726
    Tate & Lyle P.L.C.                                    2,725,196  24,164,749
    Taylor Wimpey P.L.C.                                 12,908,348  32,420,609
    Ted Baker P.L.C.                                         68,986   2,289,343
    Telecom Plus P.L.C.                                     244,300   3,691,733
*   Tesco P.L.C.                                         13,873,365  31,888,129
    Thomas Cook Group P.L.C.                              8,930,241  12,938,151
    Topps Tiles P.L.C.                                      282,505     308,644
    TP ICAP P.L.C.                                        1,527,322   9,800,487
    Travis Perkins P.L.C.                                   659,704  13,212,787
    Trifast P.L.C.                                           88,983     260,160
    Trinity Mirror P.L.C.                                 1,396,064   1,925,453
    TT Electronics P.L.C.                                   393,735   1,104,619
    TUI AG(5666292)                                         561,525   8,854,066
    TUI AG(B11LJN4)                                         340,866   5,357,612
#*  Tullow Oil P.L.C.                                     5,589,937  12,432,860
    Tyman P.L.C.                                              2,976      13,867
    U & I Group P.L.C.                                      335,574     832,758
    UBM P.L.C.                                            1,464,759  13,986,126
    UDG Healthcare P.L.C.                                   917,906  10,248,078
    Ultra Electronics Holdings P.L.C.                       454,351  12,557,580
    Unilever P.L.C.                                          63,007   3,593,460
    Unilever P.L.C. Sponsored ADR                           301,419  17,177,869
    United Utilities Group P.L.C.                           610,655   7,236,567
*   Vectura Group P.L.C.                                  1,088,576   1,637,417
    Vedanta Resources P.L.C.                                290,790   2,953,459
    Vesuvius P.L.C.                                       1,095,437   7,851,370
    Victrex P.L.C.                                          475,997  12,388,028
    Virgin Money Holdings UK P.L.C.                         957,281   3,601,852
    Vitec Group P.L.C. (The)                                 24,338     323,689
    Vodafone Group P.L.C.                                16,886,399  49,499,994
#   Vodafone Group P.L.C. Sponsored ADR                   1,644,387  48,805,398
*   Volex P.L.C.                                             24,880      20,028
    Volution Group P.L.C.                                     4,868      12,205
    Vp P.L.C.                                                13,881     155,088
    Weir Group P.L.C. (The)                                 407,256   9,857,440
    WH Smith P.L.C.                                         304,552   7,075,137
    Whitbread P.L.C.                                        182,464   9,265,516
    William Hill P.L.C.                                   3,800,685  12,561,863
    Wilmington P.L.C.                                       137,652     432,041
    Wincanton P.L.C.                                        199,407     676,633
*   Wizz Air Holdings P.L.C.                                  2,007      68,886
    WM Morrison Supermarkets P.L.C.                       6,821,166  21,634,009
#   Wolseley P.L.C.                                         250,972  14,985,006
    Worldpay Group P.L.C.                                 2,224,968  10,857,419
    WPP P.L.C.                                              454,102   9,260,861
#   WPP P.L.C. Sponsored ADR                                130,599  13,315,874

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                        ------- ---------------
UNITED KINGDOM -- (Continued)
    Xaar P.L.C.                                         118,515 $       660,849
    XP Power, Ltd.                                        6,311         219,403
    ZPG P.L.C.                                          207,184         998,098
                                                                ---------------
TOTAL UNITED KINGDOM                                              3,750,824,076
                                                                ---------------
UNITED STATES -- (0.0%)
*   BioTelemetry, Inc.                                    2,630          89,950
*   Janus Henderson Group P.L.C.                        319,710      10,559,375
                                                                ---------------
TOTAL UNITED STATES                                                  10,649,325
                                                                ---------------
TOTAL COMMON STOCKS                                              23,245,237,327
                                                                ---------------
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                          81,301       6,478,602
*   Biotest AG                                           46,560       1,266,074
    Draegerwerk AG & Co. KGaA                            20,009       2,152,747
#   Fuchs Petrolub SE                                   112,858       6,699,859
    Henkel AG & Co. KGaA                                 31,058       4,399,303
    Jungheinrich AG                                     237,868       9,439,072
    Porsche Automobil Holding SE                        230,344      13,183,302
#   Sartorius AG                                         65,389       6,180,228
    Schaeffler AG                                       116,825       1,628,810
    Sixt SE                                              64,568       3,667,273
    STO SE & Co. KGaA                                     3,363         474,926
    Villeroy & Boch AG                                   43,454         927,758
    Volkswagen AG                                       317,001      48,751,254
                                                                ---------------
TOTAL GERMANY                                                       105,249,208
                                                                ---------------
TOTAL PREFERRED STOCKS                                              105,249,208
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Link Administration Holdings, Ltd. Rights 07/17/17  137,332              --
                                                                ---------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                         29,444              --
                                                                ---------------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                          59,679              --
*   QLT, Inc. Warrants 11/23/17 Class A                  59,679              --
                                                                ---------------
TOTAL CANADA                                                                 --
                                                                ---------------
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                      595,343              --
                                                                ---------------
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Rights 06/21/18             4,059             551

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
HONG KONG -- (Continued)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                        1,752,750 $         3,590
                                                                ---------------
TOTAL HONG KONG                                                           4,141
                                                                ---------------
JAPAN -- (0.0%)
*     AD Works Co., Ltd. Rights 09/12/2017              316,900          22,996
                                                                ---------------
SINGAPORE -- (0.0%)
*     Duty Free International, Ltd. Rights 05/13/22      36,960             628
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                    27,765
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      23,350,514,300
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund                127,971,224   1,480,883,010
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,039,082,020)^^                                      $24,831,397,310
                                                                ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia             $   40,813,445 $ 1,375,212,127   --    $ 1,416,025,572
   Austria                       75,915     159,960,431   --        160,036,346
   Belgium                   14,446,214     330,535,766   --        344,981,980
   Canada                 1,994,073,983         132,762   --      1,994,206,745
   China                             --         960,483   --            960,483
   Denmark                   25,239,999     413,496,664   --        438,736,663
   Finland                    5,331,475     393,486,343   --        398,817,818
   France                    77,408,505   1,663,465,179   --      1,740,873,684
   Germany                  100,309,518   1,671,278,796   --      1,771,588,314
   Hong Kong                  1,740,144     684,734,440   --        686,474,584
   Ireland                   38,340,327      80,388,404   --        118,728,731
   Israel                    25,153,506     136,201,999   --        161,355,505
   Italy                     15,820,692     674,373,869   --        690,194,561
   Japan                    114,360,605   5,436,189,253   --      5,550,549,858
   Netherlands              102,313,290     577,448,222   --        679,761,512
   New Zealand                  170,833      94,724,447   --         94,895,280
   Norway                    13,121,340     188,509,244   --        201,630,584
   Portugal                     256,103      57,904,085   --         58,160,188
   Singapore                     77,681     265,684,969   --        265,762,650
   Spain                     33,974,666     578,434,637   --        612,409,303
   Sweden                    23,569,180     664,146,870   --        687,716,050
   Switzerland              112,924,172   1,296,973,343   --      1,409,897,515
   United Kingdom           816,973,006   2,933,851,070   --      3,750,824,076
   United States                 89,950      10,559,375   --         10,649,325
Preferred Stocks
   Germany                           --     105,249,208   --        105,249,208
Rights/Warrants
   Hong Kong                         --           4,141   --              4,141
   Japan                             --          22,996   --             22,996
   Singapore                         --             628   --                628
Securities Lending
  Collateral                         --   1,480,883,010   --      1,480,883,010
Futures Contracts**           2,064,949              --   --          2,064,949
                         -------------- ---------------   --    ---------------
TOTAL                    $3,558,649,498 $21,274,812,761   --    $24,833,462,259
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)
                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of  The DFA
  Investment Trust Company                                      $ 5,006,821,562
Investment in The Japanese Small Company Series of  The DFA
  Investment Trust Company                                        3,134,909,485
Investment in The United Kingdom Small Company Series of  The
  DFA Investment Trust Company                                    2,168,886,293
Investment in The Asia Pacific Small Company Series of  The
  DFA Investment Trust Company                                    1,461,928,199
Investment in The Canadian Small Company Series of  The DFA
  Investment Trust Company                                        1,265,623,647
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $10,506,349,814)^^                                          13,038,169,186
                                                                ===============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                --------------- ------- ------- ---------------
Affiliated Investment Companies $13,038,169,186   --      --    $13,038,169,186
Futures Contracts**                   1,332,918   --      --          1,332,918
                                ---------------   --      --    ---------------
TOTAL                           $13,039,502,104   --      --    $13,039,502,104
                                ===============   ==      ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        GLOBAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio
  DFA Investment Dimensions Group Inc.                     184,742 $ 6,392,059
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company                                   1,809,413
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company                                   1,518,842
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company                                   1,141,287
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company                                     825,527
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company                                     519,563
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company                                     408,432
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $11,930,666)                                             12,615,123
                                                                   -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $11,930,666)^^                                          $12,615,123
                                                                   ===========

GLOBAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $12,615,123    --      --    $12,615,123
                                       -----------    --      --    -----------
TOTAL                                  $12,615,123    --      --    $12,615,123
                                       ===========    ==      ==    ===========

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of  The DFA
  Investment Trust Company                                         $614,620,793
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $477,313,831)^^                                 $614,620,793
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company                                         $307,334,046
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $293,866,649)^^                                               $307,334,046
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company                                          $43,856,641
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $34,641,302)^^                                   $43,856,641
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of  The DFA
  Investment Trust Company                                         $529,746,117
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $411,048,318)^^                                               $529,746,117
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                        SHARES      VALUE++
                                                      ---------- --------------
COMMON STOCKS -- (97.7%)

AUSTRALIA -- (20.0%)
    Abacus Property Group                              4,362,497 $   10,858,014
    ALE Property Group                                 1,210,977      4,612,714
    Arena REIT                                           218,986        361,082
#   Aspen Group                                          772,353        695,086
    Astro Japan Property Group                           452,741      2,299,586
    BWP Trust                                          6,800,891     15,784,188
    Carindale Property Trust                             103,508        640,931
    Centuria Industrial REIT                             977,265      1,931,340
    Charter Hall Group                                 6,163,939     25,617,730
    Charter Hall Retail REIT                           4,553,153     14,939,718
    Cromwell Property Group                           16,985,477     12,503,485
    Dexus Property Group                              12,966,438     97,365,915
    Folkestone Education Trust                         1,892,280      3,845,463
*   Galileo Japan Trust                                   85,441          5,468
    GDI Property Group                                   473,016        384,173
    Goodman Group                                     22,270,526    141,924,220
    GPT Group (The)(B3WX9L1)                          38,018,670        608,299
    GPT Group (The)(6365866)                          23,018,618     88,254,965
#   Growthpoint Properties Australia, Ltd.             1,928,029      4,809,809
    Hotel Property Investments                           383,099        903,945
    Industria REIT                                        16,379         29,886
    Ingenia Communities Group                          1,935,045      3,979,581
    Investa Office Fund                                7,716,026     28,034,496
    Mirvac Group                                      11,997,699     20,839,475
*   New South Resources, Ltd.                          3,464,100      4,143,235
    Scentre Group                                     64,149,354    212,124,310
    Shopping Centres Australasia Property Group       10,074,591     17,500,419
    Stockland                                         30,672,573    103,128,773
    Vicinity Centres                                  42,855,607     94,318,334
    Westfield Corp.                                   24,511,269    150,703,243
                                                                 --------------
TOTAL AUSTRALIA                                                   1,063,147,883
                                                                 --------------
BELGIUM -- (2.0%)
    Aedifica SA                                          193,847     17,750,300
    Ascencio                                               2,257        165,890
    Befimmo SA                                           306,627     19,026,573
#   Care Property Invest                                  12,348        292,421
    Cofinimmo SA                                         260,964     33,143,465
    Intervest Offices & Warehouses NV                    138,573      3,736,333
    Leasinvest Real Estate SCA                            18,644      2,252,910
    Montea SCA                                            14,601        837,100
#   Retail Estates NV                                     49,865      4,509,678
    Warehouses De Pauw CVA                               219,975     24,418,713
    Wereldhave Belgium NV                                 21,097      2,497,041
                                                                 --------------
TOTAL BELGIUM                                                       108,630,424
                                                                 --------------
CANADA -- (5.1%)
#   Agellan Commercial REIT                              108,600        934,652
    Allied Properties REIT                               515,184     15,764,403
    Artis REIT                                           992,097     10,400,407
#   Boardwalk REIT                                       299,859     11,498,904

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
#   BTB REIT                                               338,705 $  1,252,400
#   Canadian Apartment Properties REIT                     872,100   22,670,753
    Canadian REIT                                          472,749   17,105,039
    Choice Properties REIT                                 118,900    1,280,792
#   Cominar REIT                                         1,052,805   11,095,936
#   Crombie REIT                                           617,745    6,698,947
#   CT REIT                                                 44,835      522,521
#   Dream Global REIT                                    1,115,137    9,185,849
    Dream Industrial REIT                                  319,345    2,300,155
    Dream Office REIT                                      670,064   10,700,601
#   Granite REIT                                           306,907   12,355,053
    H&R REIT                                             1,851,770   31,339,364
#   Inovalis REIT                                           14,600      118,627
    InterRent REIT                                         469,090    2,930,989
    Killam Apartment REIT                                  433,575    4,263,589
    Morguard North American Residential REIT               222,252    2,673,976
    Morguard REIT                                          367,081    4,180,910
#   Northview Apartment REIT                               423,524    7,096,384
#   NorthWest Healthcare Properties REIT                   750,831    6,395,689
    OneREIT                                                654,812    1,948,548
    Partners REIT                                          174,504      442,296
    Plaza Retail REIT                                      115,017      408,682
    Pure Industrial Real Estate Trust                    2,097,245   10,715,421
    RioCan REIT                                          1,978,144   38,222,169
#   Slate Office REIT                                      436,900    2,782,423
#*  Slate Retail REIT                                      113,059    1,227,847
#   Smart REIT                                             863,854   21,728,864
    Summit Industrial Income REIT                          138,300      790,920
    True North Commercial REIT                             106,000      528,831
    WPT Industrial REIT                                     61,935      800,200
                                                                   ------------
TOTAL CANADA                                                        272,362,141
                                                                   ------------
CHINA -- (0.3%)
    Spring REIT                                          5,148,000    2,293,051
    Yuexiu REIT                                         19,572,000   12,749,694
                                                                   ------------
TOTAL CHINA                                                          15,042,745
                                                                   ------------
FRANCE -- (5.5%)
#   Acanthe Developpement SA                               206,670      181,479
    Affine SA                                               75,665    1,483,853
    Altarea SCA                                             12,514    2,830,126
#   ANF Immobilier                                          55,558    1,447,692
    Argan SA                                                 9,294      396,099
    Cegereal SA                                             15,742      714,781
    Fonciere Des Regions                                   437,893   42,267,752
#   Gecina SA                                              495,218   74,872,950
    ICADE                                                  462,268   39,690,462
    Klepierre                                            2,730,083  111,107,628
    Mercialys SA                                           768,716   15,556,175

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Terreis                                                  1,329 $     65,452
                                                                   ------------
TOTAL FRANCE                                                        290,614,449
                                                                   ------------
GERMANY -- (0.7%)
    Alstria Office REIT-AG                               1,753,518   25,733,152
#   Hamborner REIT AG                                    1,240,659   13,303,203
                                                                   ------------
TOTAL GERMANY                                                        39,036,355
                                                                   ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE                             96,660    1,038,477
                                                                   ------------
HONG KONG -- (5.1%)
    Champion REIT                                       27,957,012   21,751,707
    Fortune REIT                                        15,332,000   19,152,343
    Link REIT                                           26,287,305  213,417,148
    Prosperity REIT                                     15,193,000    6,669,456
#   Regal REIT                                           8,857,000    2,777,012
    Sunlight REIT                                       11,826,000    7,779,227
                                                                   ------------
TOTAL HONG KONG                                                     271,546,893
                                                                   ------------
IRELAND -- (0.2%)
    Green REIT P.L.C.                                    2,160,165    3,765,471
    Hibernia REIT P.L.C.                                 2,341,033    3,884,808
    Irish Residential Properties REIT P.L.C.             1,293,622    2,048,536
                                                                   ------------
TOTAL IRELAND                                                         9,698,815
                                                                   ------------
ITALY -- (0.3%)
#   Beni Stabili SpA SIIQ                               15,422,813   12,304,043
    Immobiliare Grande Distribuzione SIIQ SpA            5,794,879    5,662,907
                                                                   ------------
TOTAL ITALY                                                          17,966,950
                                                                   ------------
JAPAN -- (21.1%)
#   Activia Properties, Inc.                                 5,558   24,984,522
#   Advance Residence Investment Corp.                      16,982   41,507,828
#   AEON REIT Investment Corp.                              10,801   11,849,353
#   Comforia Residential REIT, Inc.                          5,755   12,126,868
#   Daiwa House REIT Investment Corp.                       16,850   41,762,617
    Daiwa Office Investment Corp.                            4,060   19,996,217
#   Frontier Real Estate Investment Corp.                    6,112   26,139,563
#   Fukuoka REIT Corp.                                       9,472   14,607,781
#   Global One Real Estate Investment Corp.                  2,938   10,327,464
    GLP J-Reit                                              30,100   32,773,613
#   Hankyu Reit, Inc.                                        7,094    9,051,207
#   Heiwa Real Estate REIT, Inc.                            12,606   10,407,328
#   Hoshino Resorts REIT, Inc.                                 974    5,018,180
    Hulic Reit, Inc.                                         2,224    3,503,680
    Ichigo Office REIT Investment                           17,236   11,788,463
#   Industrial & Infrastructure Fund Investment Corp.        4,947   22,388,698
    Invesco Office J-Reit, Inc.                              3,534    3,439,492
    Invincible Investment Corp.                             44,543   19,950,759
#   Japan Excellent, Inc.                                   17,351   20,271,416
    Japan Hotel REIT Investment Corp.                       49,278   35,622,774

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
JAPAN -- (Continued)
#   Japan Logistics Fund, Inc.                            11,680 $   23,729,378
    Japan Prime Realty Investment Corp.                   10,743     40,402,560
    Japan Real Estate Investment Corp.                    15,904     83,531,513
#   Japan Rental Housing Investments, Inc.                23,044     17,160,123
    Japan Retail Fund Investment Corp.                    33,155     63,328,060
    Kenedix Office Investment Corp.                        5,713     32,289,969
#   Kenedix Residential Investment Corp.                   5,296     13,307,638
    Kenedix Retail REIT Corp.                              4,686     10,281,803
    LaSalle Logiport REIT                                    751        755,244
#   MCUBS MidCity Investment Corp.                         3,815     11,593,447
#   Mori Hills REIT Investment Corp.                      20,252     25,515,309
    Mori Trust Sogo Reit, Inc.                            14,240     23,612,173
    Nippon Accommodations Fund, Inc.                       5,917     24,586,108
    Nippon Building Fund, Inc.                            17,286     93,312,600
    Nippon Healthcare Investment Corp.                         8         12,095
    Nippon Prologis REIT, Inc.                            14,541     30,663,325
    NIPPON REIT Investment Corp.                           2,769      7,786,624
    Nomura Real Estate Master Fund, Inc.                  48,643     68,971,473
    One REIT, Inc.                                         1,013      2,042,139
    Orix JREIT, Inc.                                      31,638     48,034,184
    Premier Investment Corp.                              18,424     18,799,330
    Sekisui House REIT, Inc.                               6,623      8,194,499
    Sekisui House SI Residential Investment Corp.         15,334     15,942,607
    Starts Proceed Investment Corp.                        2,824      3,848,167
#   Tokyu REIT, Inc.                                      13,901     16,921,007
    United Urban Investment Corp.                         37,832     56,420,277
                                                                 --------------
TOTAL JAPAN                                                       1,118,559,475
                                                                 --------------
MALAYSIA -- (0.6%)
    Amanahraya REIT                                      294,900         65,438
#   AmFirst REIT                                       1,788,940        304,913
#   Axis REIT                                          6,217,663      2,382,182
    Capitaland Malaysia Mall Trust                    13,641,700      4,906,612
    Hektar REIT(962MTW908)                                18,695            786
    Hektar REIT(B1KKH50)                                 125,525         37,817
    IGB REIT                                          14,597,900      5,864,101
#   KLCCP Stapled Group                                3,518,600      6,419,560
    MRCB-Quill REIT                                      914,300        275,469
    Pavilion REIT                                      1,564,400        639,312
    Sunway REIT                                       17,387,800      6,943,314
    Tower REIT                                           434,900        123,939
    YTL Hospitality REIT                               4,960,600      1,390,329
                                                                 --------------
TOTAL MALAYSIA                                                       29,353,772
                                                                 --------------
MEXICO -- (1.9%)
#   Asesor de Activos Prisma SAPI de C.V.              3,326,746      2,266,728
#   Concentradora Fibra Danhos S.A. de C.V.            1,325,340      2,378,577
#   Concentradora Fibra Hotelera Mexicana S.A. de
      C.V.                                             2,806,810      2,364,957
#   Fibra Shop Portafolios Inmobiliarios SAPI de C.V.    922,349        629,493
#   Fibra Uno Administracion S.A. de C.V.             30,974,520     57,712,390
    Macquarie Mexico Real Estate Management S.A. de
      C.V.                                            13,745,011     16,939,505
#   PLA Administradora Industrial S de RL de C.V.      7,766,644     13,537,366

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#   Prologis Property Mexico S.A. de C.V.                1,872,836 $  3,693,598
                                                                   ------------
TOTAL MEXICO                                                         99,522,614
                                                                   ------------
NETHERLANDS -- (7.1%)
    Eurocommercial Properties NV                           509,139   20,608,913
    NSI NV                                                 174,414    6,819,957
    Unibail-Rodamco SE(7076242)                            237,413   59,399,834
    Unibail-Rodamco SE(B1YY4B3)                            978,160  244,642,111
    Vastned Retail NV                                      265,177   12,114,904
#   Wereldhave NV                                          644,767   31,215,833
                                                                   ------------
TOTAL NETHERLANDS                                                   374,801,552
                                                                   ------------
NEW ZEALAND -- (0.9%)
    Argosy Property, Ltd.                                8,416,510    6,575,046
#   Goodman Property Trust                              10,754,430   10,138,373
    Investore Property, Ltd.                               253,531      262,610
    Kiwi Property Group, Ltd.                           15,851,134   16,312,743
    NPT, Ltd.                                               45,944       20,409
#   Precinct Properties New Zealand, Ltd.                6,633,108    6,274,986
#   Property for Industry, Ltd.                          1,709,109    2,118,166
#   Stride Stapled Group                                 1,515,919    1,879,491
#   Vital Healthcare Property Trust                      2,801,107    4,754,510
                                                                   ------------
TOTAL NEW ZEALAND                                                    48,336,334
                                                                   ------------
SINGAPORE -- (7.9%)
    AIMS AMP Capital Industrial REIT                     5,106,691    5,426,440
    Ascendas Hospitality Trust                           3,316,900    2,057,012
    Ascendas REIT                                       30,066,800   59,857,194
#   Ascott Residence Trust                              16,932,759   14,864,842
    Cache Logistics Trust                               12,661,400    8,266,232
    CapitaLand Commercial Trust                         28,390,200   36,016,053
    CapitaLand Mall Trust                               31,180,300   46,222,359
    CapitaLand Retail China Trust                        8,641,880   10,587,344
#   CDL Hospitality Trusts                              12,761,980   15,060,634
    ESR REIT                                            13,730,631    5,718,332
    Far East Hospitality Trust                           4,824,800    2,384,505
    First REIT                                           5,547,326    5,525,606
    Frasers Centrepoint Trust                            8,302,000   12,865,015
    Frasers Commercial Trust                             8,987,005    9,279,564
    Frasers Hospitality Trust                              519,500      283,691
    Keppel DC REIT                                       5,318,888    5,023,124
#   Keppel REIT                                         25,020,226   21,412,579
    Lippo Malls Indonesia Retail Trust                  16,287,800    5,523,249
#   Mapletree Commercial Trust                          24,275,337   28,749,870
    Mapletree Greater China Commercial Trust            12,058,700    9,875,169
    Mapletree Industrial Trust                          18,110,458   24,786,343
    Mapletree Logistics Trust                           21,785,855   19,283,154
    OUE Commercial REIT                                     51,300       27,628
    OUE Hospitality Trust                                3,507,732    1,953,546
#   Parkway Life REIT                                    5,040,400   10,075,965
    Sabana Shari'ah Compliant Industrial REIT            8,532,284    2,830,333
#   Soilbuild Business Space REIT                        2,526,800    1,323,872

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    SPH REIT                                             2,365,000 $  1,745,011
#   Starhill Global REIT                                19,191,500   11,046,623
    Suntec REIT                                         30,680,700   43,012,229
    Viva Industrial Trust                                  590,300      402,866
                                                                   ------------
TOTAL SINGAPORE                                                     421,486,384
                                                                   ------------
SOUTH AFRICA -- (3.7%)
    Arrowhead Properties, Ltd.                           3,268,782    2,170,350
    Delta Property Fund, Ltd.                              891,284      491,440
    Emira Property Fund, Ltd.                            7,724,124    8,299,490
#   Growthpoint Properties, Ltd.                        27,672,603   52,064,579
    Hyprop Investments, Ltd.                             2,938,575   26,352,553
    Investec Property Fund, Ltd.                         1,028,769    1,220,881
    Octodec Investments, Ltd.                               45,282       79,135
    Rebosis Property Fund, Ltd.                          2,976,645    2,553,846
    Redefine Properties, Ltd.                           62,287,298   50,940,945
    Resilient REIT, Ltd.                                 3,317,397   32,944,871
    SA Corporate Real Estate, Ltd.                      24,743,151   10,505,630
    Texton Property Fund, Ltd.                              75,868       44,009
    Tower Property Fund, Ltd.                               53,426       31,211
    Vukile Property Fund, Ltd.                           6,008,647    8,798,937
                                                                   ------------
TOTAL SOUTH AFRICA                                                  196,497,877
                                                                   ------------
SPAIN -- (1.2%)
    Axiare Patrimonio SOCIMI SA                              7,737      144,314
    Hispania Activos Inmobiliarios Socimi SA               193,497    3,483,076
    Lar Espana Real Estate Socimi SA                       101,075    1,012,158
    Merlin Properties Socimi SA                          4,321,122   58,152,327
                                                                   ------------
TOTAL SPAIN                                                          62,791,875
                                                                   ------------
TAIWAN -- (0.2%)
    Cathay No. 1 REIT                                   10,681,000    5,093,243
    Cathay No. 2 REIT                                    4,114,000    1,907,190
    Fubon No. 1 REIT                                     1,271,000      569,846
    Fubon No. 2 REIT                                     3,958,000    1,638,469
    Shin Kong No.1 REIT                                  4,867,000    2,280,819
                                                                   ------------
TOTAL TAIWAN                                                         11,489,567
                                                                   ------------
TURKEY -- (0.6%)
#   AKIS Gayrimenkul Yatirimi A.S.                       1,228,433    1,113,141
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.              139,996    1,671,725
#*  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.      23,309,059   21,083,911
#   Halk Gayrimenkul Yatirim Ortakligi A.S.              1,499,348      485,725
#   Is Gayrimenkul Yatirim Ortakligi A.S.                6,936,888    2,915,746
#*  Nurol Gayrimenkul Yatirim Ortakligi A.S.             1,133,058    1,733,740
#*  Sinpas Gayrimenkul Yatirim Ortakligi A.S.            3,459,490      757,916
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S.          1,568,001    2,355,202
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S.             1,074,815    1,054,646
                                                                   ------------
TOTAL TURKEY                                                         33,171,752
                                                                   ------------
UNITED KINGDOM -- (13.3%)
    Assura P.L.C.                                        5,368,641    4,542,243

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      Big Yellow Group P.L.C.                          1,811,236 $   18,515,842
      British Land Co. P.L.C. (The)                   12,925,996    104,156,527
      Capital & Regional P.L.C.                        1,032,032        774,660
      Derwent London P.L.C.                            1,425,149     53,546,523
      Great Protland Estates P.L.C.                    4,507,678     35,821,446
      Hammerson P.L.C.                                10,638,393     80,623,697
      Hansteen Holdings P.L.C.                         9,516,018     15,923,447
#     Intu Properties P.L.C.                          12,362,546     41,677,041
      Land Securities Group P.L.C.                    10,157,591    136,980,392
      Londonmetric Property P.L.C.                     8,627,557     19,148,323
#     McKay Securities P.L.C.                            334,872      1,033,212
      Mucklow A & J Group P.L.C.                         310,731      2,053,063
      NewRiver REIT P.L.C.                               429,280      2,001,422
#     Primary Health Properties P.L.C.                 4,887,776      7,449,164
      Redefine International P.L.C.                    8,273,014      4,173,488
      Regional REIT, Ltd.                                 12,440         16,850
      Safestore Holdings P.L.C.                        2,534,961     14,088,988
      Schroder REIT, Ltd.                                512,965        418,841
      Segro P.L.C.                                    13,126,533     91,356,628
      Shaftesbury P.L.C.                               3,415,647     44,314,514
      Standard Life Investment Property Income
        Trust, Ltd.                                      456,766        554,322
      Town Centre Securities P.L.C.                       12,594         49,644
      Tritax Big Box REIT P.L.C.                       2,074,089      4,095,798
      Unite Group P.L.C. (The)                           757,269      6,705,751
      Workspace Group P.L.C.                           1,431,403     17,275,570
                                                                 --------------
TOTAL UNITED KINGDOM                                                707,297,396
                                                                 --------------
TOTAL COMMON STOCKS                                               5,192,393,730
                                                                 --------------
RIGHTS/WARRANTS -- (0.1%)

FRANCE -- (0.1%)
#*    Gecina SA Rights 08/02/17                          483,998      1,436,976
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,193,830,706
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund                  10,319,458    119,416,765
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,957,314,339)^^            $5,313,247,471
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                           ------------  -------------- ------- --------------
Common Stocks
   Australia                         --  $1,063,147,883   --    $1,063,147,883
   Belgium                           --     108,630,424   --       108,630,424
   Canada                  $272,362,141              --   --       272,362,141
   China                             --      15,042,745   --        15,042,745
   France                            --     290,614,449   --       290,614,449
   Germany                           --      39,036,355   --        39,036,355
   Greece                            --       1,038,477   --         1,038,477
   Hong Kong                         --     271,546,893   --       271,546,893
   Ireland                           --       9,698,815   --         9,698,815
   Italy                             --      17,966,950   --        17,966,950
   Japan                             --   1,118,559,475   --     1,118,559,475
   Malaysia                         786      29,352,986   --        29,353,772
   Mexico                    99,522,614              --   --        99,522,614
   Netherlands               59,399,834     315,401,718   --       374,801,552
   New Zealand                       --      48,336,334   --        48,336,334
   Singapore                         --     421,486,384   --       421,486,384
   South Africa                      --     196,497,877   --       196,497,877
   Spain                             --      62,791,875   --        62,791,875
   Taiwan                            --      11,489,567   --        11,489,567
   Turkey                            --      33,171,752   --        33,171,752
   United Kingdom                    --     707,297,396   --       707,297,396
RIGHTS/WARRANTS
   France                            --       1,436,976   --         1,436,976
Securities Lending
  Collateral                         --     119,416,765   --       119,416,765
Futures Contracts**             (41,132)             --   --           (41,132)
                           ------------  --------------   --    --------------
TOTAL                      $431,244,243  $4,881,962,096   --    $5,313,206,339
                           ============  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (38.1%)

UNITED STATES -- (38.1%)
    Acadia Realty Trust                                     249,592 $ 7,422,866
    Agree Realty Corp.                                       87,244   4,289,787
    Alexander's, Inc.                                         6,253   2,719,992
    Alexandria Real Estate Equities, Inc.                   225,859  27,385,404
    American Assets Trust, Inc.                              97,564   3,962,074
    American Campus Communities, Inc.                       382,011  18,313,607
    American Homes 4 Rent Class A                           662,253  15,238,451
    American Tower Corp.                                    688,514  93,865,114
    Apartment Investment & Management Co. Class A           426,372  19,421,245
    Apple Hospitality REIT, Inc.                            582,793  10,758,359
    Ashford Hospitality Prime, Inc.                          73,611     762,610
    Ashford Hospitality Trust, Inc.                         275,446   1,732,555
    AvalonBay Communities, Inc.                             356,336  68,541,230
    Bluerock Residential Growth REIT, Inc.                   65,910     887,149
    Boston Properties, Inc.                                 395,124  47,774,443
    Brandywine Realty Trust                                 516,499   8,682,348
    Brixmor Property Group, Inc.                            845,793  16,569,085
    Camden Property Trust                                   235,761  21,147,762
#   Care Capital Properties, Inc.                           224,411   5,435,222
    CareTrust REIT, Inc.                                    221,596   4,041,911
#   CBL & Associates Properties, Inc.                       527,033   4,632,620
    Cedar Realty Trust, Inc.                                242,504   1,256,171
    Chatham Lodging Trust                                   116,459   2,408,372
    Chesapeake Lodging Trust                                178,163   4,495,052
    City Office REIT, Inc.                                   54,673     694,894
    Columbia Property Trust, Inc.                           329,448   7,165,494
#   CoreSite Realty Corp.                                   100,739  10,938,241
    Corporate Office Properties Trust                       277,098   9,224,592
#   Cousins Properties, Inc.                              1,183,651  10,877,753
    Crown Castle International Corp.                        647,927  65,168,498
    CubeSmart                                               525,759  12,965,217
    CyrusOne, Inc.                                          238,516  14,241,790
    DCT Industrial Trust, Inc.                              255,426  14,390,701
    DDR Corp.                                             1,042,870  10,626,845
    DiamondRock Hospitality Co.                             616,887   7,205,240
#   Digital Realty Trust, Inc.                              413,200  47,658,488
    Douglas Emmett, Inc.                                    397,620  15,212,941
    Duke Realty Corp.                                       956,564  27,348,165
    DuPont Fabros Technology, Inc.                          200,640  12,505,891
    Easterly Government Properties, Inc.                     81,341   1,626,007
    EastGroup Properties, Inc.                               99,578   8,681,210
#   Education Realty Trust, Inc.                            193,080   7,250,154
#   Empire State Realty Trust, Inc. Class A                 391,965   8,188,149
    EPR Properties                                          215,736  15,614,972
    Equinix, Inc.                                           201,491  90,818,038
*   Equity Commonwealth                                     341,847  10,795,528
    Equity LifeStyle Properties, Inc.                       233,501  20,384,637
    Equity Residential                                      949,511  64,623,719
    Essex Property Trust, Inc.                              169,648  44,396,882
    Extra Space Storage, Inc.                               338,852  26,938,734
    Federal Realty Investment Trust                         194,327  25,773,590

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED STATES -- (Continued)
    FelCor Lodging Trust, Inc.                              325,157 $ 2,399,659
    First Industrial Realty Trust, Inc.                     352,667  10,763,397
    First Potomac Realty Trust                              151,619   1,687,519
    Forest City Realty Trust, Inc. Class A                  646,007  15,749,651
    Four Corners Property Trust, Inc.                       177,370   4,501,651
    Franklin Street Properties Corp.                        279,599   2,955,361
    Gaming and Leisure Properties, Inc.                     524,252  19,890,121
    Getty Realty Corp.                                       86,613   2,250,206
    GGP, Inc.                                             1,597,784  36,125,896
    Gladstone Commercial Corp.                               69,854   1,486,493
    Global Net Lease, Inc.                                  108,571   2,388,569
#   Government Properties Income Trust                      272,431   4,830,202
    Gramercy Property Trust                                 413,433  12,493,948
    HCP, Inc.                                             1,211,791  38,353,185
    Healthcare Realty Trust, Inc.                           333,251  11,097,258
    Healthcare Trust of America, Inc. Class A               504,125  15,421,184
    Hersha Hospitality Trust                                128,746   2,415,275
    Highwoods Properties, Inc.                              293,290  15,110,301
    Hospitality Properties Trust                            462,820  13,449,549
#   Host Hotels & Resorts, Inc.                           1,912,967  35,695,964
    Hudson Pacific Properties, Inc.                         459,714  15,041,842
    Independence Realty Trust, Inc.                         136,789   1,382,938
    Investors Real Estate Trust                             331,938   2,064,654
    Iron Mountain, Inc.                                     636,599  23,191,302
*   JBG SMITH Properties                                    210,366   7,463,768
#   Kilroy Realty Corp.                                     280,036  19,437,299
    Kimco Realty Corp.                                    1,145,033  23,106,766
    Kite Realty Group Trust                                 242,607   4,980,722
    Lamar Advertising Co. Class A                            68,165   4,810,404
#   LaSalle Hotel Properties                                332,308   9,816,378
    Lexington Realty Trust                                  598,757   6,095,346
    Liberty Property Trust                                  419,447  17,625,163
#   Life Storage, Inc.                                      136,976  10,004,727
    LTC Properties, Inc.                                    117,686   6,077,305
    Macerich Co. (The)                                      315,905  18,129,788
    Mack-Cali Realty Corp.                                  251,528   6,600,095
    Medical Properties Trust, Inc.                        1,041,313  13,516,243
    MGM Growth Properties LLC Class A                        79,250   2,371,952
    Mid-America Apartment Communities, Inc.                 305,526  31,631,057
    Monmouth Real Estate Investment Corp.                   179,296   2,762,951
    Monogram Residential Trust, Inc.                        418,329   5,003,215
    National Health Investors, Inc.                         120,736   9,326,856
#   National Retail Properties, Inc.                        424,938  16,989,021
    National Storage Affiliates Trust                       136,326   3,130,045
    New Senior Investment Group, Inc.                       245,357   2,549,259
    NexPoint Residential Trust, Inc.                         20,214     507,169
    NorthStar Realty Europe Corp.                           118,344   1,527,821
#   Omega Healthcare Investors, Inc.                        560,761  17,714,440
    One Liberty Properties, Inc.                             27,127     666,782
    Outfront Media, Inc.                                    130,285   2,979,618
    Paramount Group, Inc.                                   549,455   8,994,578
    Park Hotels & Resorts, Inc.                             438,551  11,810,178
    Parkway, Inc.                                           114,611   2,637,199

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED STATES -- (Continued)
#   Pebblebrook Hotel Trust                                211,843 $  7,132,754
#   Pennsylvania REIT                                      202,104    2,403,017
    Physicians Realty Trust                                510,350    9,502,717
    Piedmont Office Realty Trust, Inc. Class A             422,970    8,886,600
    Prologis, Inc.                                       1,369,512   83,280,025
    PS Business Parks, Inc.                                 59,027    7,936,770
    Public Storage                                         401,596   82,556,090
    QTS Realty Trust, Inc. Class A                         141,139    7,546,702
*   Quality Care Properties, Inc.                          279,315    4,698,078
    Ramco-Gershenson Properties Trust                      228,309    3,216,874
    Realty Income Corp.                                    706,169   40,294,003
#   Regency Centers Corp.                                  411,767   27,267,184
    Retail Opportunity Investments Corp.                   338,007    6,854,782
    Retail Properties of America, Inc. Class A             668,207    8,840,379
    Rexford Industrial Realty, Inc.                        185,717    5,296,649
    RLJ Lodging Trust                                      367,263    7,771,285
#   Ryman Hospitality Properties, Inc.                     130,630    8,176,132
#   Sabra Health Care REIT, Inc.                           201,487    4,674,498
    Saul Centers, Inc.                                      28,821    1,705,050
*   SBA Communications Corp.                               250,693   34,482,822
    Select Income REIT                                     195,615    4,591,084
    Senior Housing Properties Trust                        699,785   13,610,818
#   Seritage Growth Properties REIT Class A                 15,817      739,761
    Simon Property Group, Inc.                             796,159  126,191,201
#   SL Green Realty Corp.                                  273,780   28,273,261
    Sotherly Hotels, Inc.                                    8,638       57,097
    Spirit Realty Capital, Inc.                          1,391,118   11,031,566
    STAG Industrial, Inc.                                  228,575    6,237,812
    Starwood Waypoint Homes REIT                           313,583   10,962,862
    STORE Capital Corp.                                    503,743   11,782,549
    Summit Hotel Properties, Inc.                          318,015    5,702,009
    Sun Communities, Inc.                                  220,961   19,667,739
    Sunstone Hotel Investors, Inc.                         593,954    9,669,571
    Tanger Factory Outlet Centers, Inc.                    277,233    7,327,268
    Taubman Centers, Inc.                                  174,445    9,920,687
    Terreno Realty Corp.                                   144,097    4,988,638
    Tier REIT, Inc.                                         51,681      955,065
    UDR, Inc.                                              719,297   28,117,320
    UMH Properties, Inc.                                    75,254    1,244,701
*   Uniti Group, Inc.                                      203,954    5,221,222
    Universal Health Realty Income Trust                    27,660    2,143,097
    Urban Edge Properties                                  305,958    7,688,725
    Urstadt Biddle Properties, Inc.                          4,807       86,526
    Urstadt Biddle Properties, Inc. Class A                 82,114    1,719,467
    Ventas, Inc.                                           875,833   58,987,353
    VEREIT, Inc.                                         2,620,942   21,780,028
    Vornado Realty Trust                                   420,731   33,385,005
#   Washington Prime Group, Inc.                           570,960    5,150,059
#   Washington REIT                                        218,798    7,314,417
    Weingarten Realty Investors                            350,561   11,379,210
    Welltower, Inc.                                        896,447   65,790,245
    Wheeler Real Estate Investment Trust, Inc.              14,264      152,340
    Whitestone REIT                                        117,228    1,529,825

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED STATES -- (Continued)
#     WP Carey, Inc.                                     270,933 $   18,561,620
      Xenia Hotels & Resorts, Inc.                       309,178      6,282,497
TOTAL COMMON STOCKS                                               2,452,837,125
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (60.0%)

UNITED STATES -- (60.0%)
      DFA International Real Estate Securities
        Portfolio of DFA Investment Dimensions
        Group Inc.                                   433,755,338  2,242,515,099
      DFA Real Estate Securities Portfolio of DFA
        Investment Dimensions Group Inc.              45,676,211  1,612,370,258
                                                                 --------------
TOTAL UNITED STATES                                               3,854,885,357
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES              3,854,885,357
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,307,722,482
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund                  10,278,089    118,938,048
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,615,247,724)^^            $6,426,660,530
                                                                 ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------  ------------ ------- --------------
Common Stocks
   United States           $2,452,837,125            --   --    $2,452,837,125
Affiliated Investment
  Companies
   United States            3,854,885,357            --   --     3,854,885,357
Securities Lending
  Collateral                           --  $118,938,048   --       118,938,048
Futures Contracts**               (47,057)           --   --           (47,057)
                           --------------  ------------   --    --------------
TOTAL                      $6,307,675,425  $118,938,048   --    $6,426,613,473
                           ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (94.8%)

AUSTRALIA -- (6.1%)
*   Alkane Resources, Ltd.                                  330,198 $    89,980
    ALS, Ltd.                                             1,272,330   7,554,204
#   Alumina, Ltd.                                        11,338,262  17,221,387
    Ardent Leisure Group                                  2,451,362   4,097,385
*   Arrium, Ltd.                                         40,069,546     601,043
    Ausdrill, Ltd.                                        5,194,507   8,084,963
    Austal, Ltd.                                          2,269,240   3,272,663
#*  Australian Agricultural Co., Ltd.                     9,764,810  12,925,374
    Australian Pharmaceutical Industries, Ltd.            7,544,846  10,593,555
    Australian Vintage, Ltd.                                207,737      69,739
#   Automotive Holdings Group, Ltd.                       1,865,010   5,714,219
*   Avanco Resources, Ltd.                                  268,930      23,654
    AVJennings, Ltd.                                        185,198     109,678
*   AWE, Ltd.                                             1,709,032     657,454
    Bank of Queensland, Ltd.                              1,326,679  12,788,379
    Beach Energy, Ltd.                                   34,298,548  18,701,901
#*  Beadell Resources, Ltd.                               4,849,294     722,898
*   Billabong International, Ltd.                         1,810,338   1,158,666
    BlueScope Steel, Ltd.                                 3,907,601  41,164,785
*   Boart Longyear, Ltd.                                  1,845,618      78,217
    Boral, Ltd.                                           3,203,367  17,752,017
#   Brickworks, Ltd.                                        932,972   9,851,228
#   Cabcharge Australia, Ltd.                             2,260,959   3,944,310
*   Capitol Health, Ltd.                                    266,354      56,523
#*  Cardno, Ltd.                                          1,007,598   1,013,070
    Cedar Woods Properties, Ltd.                            228,251     896,529
    Cleanaway Waste Management, Ltd.                     38,916,627  40,613,672
#*  Cooper Energy, Ltd.                                   7,668,755   2,116,687
    CSR, Ltd.                                            10,995,812  34,501,832
#   Decmil Group, Ltd.                                    2,576,215   1,689,133
*   Devine, Ltd.                                            187,838      54,839
#   Donaco International, Ltd.                              144,071      61,223
#*  Doray Minerals, Ltd.                                  1,656,706     259,480
    Downer EDI, Ltd.                                     14,090,474  71,721,572
#   Eclipx Group, Ltd.                                      837,880   2,485,634
*   Emeco Holdings, Ltd.                                    479,295      53,684
#*  Energy Resources of Australia, Ltd.                   1,766,896     770,832
#*  Energy World Corp., Ltd.                              1,522,900     499,495
#   EQT Holdings, Ltd.                                       32,383     453,351
#   Estia Health, Ltd.                                      751,014   1,744,476
    Event Hospitality and Entertainment, Ltd.             1,383,545  14,552,796
#   Evolution Mining, Ltd.                               11,401,052  20,371,655
    Fairfax Media, Ltd.                                  34,868,682  27,614,629
#*  Fleetwood Corp., Ltd.                                   344,795     730,098
#   FlexiGroup, Ltd.                                      2,550,626   3,939,481
#   Gateway Lifestyle                                     1,398,020   2,164,446
#   Genworth Mortgage Insurance Australia, Ltd.           3,844,469   9,257,331
    GrainCorp, Ltd. Class A                               4,687,674  32,729,614
    Grange Resources, Ltd.                                  150,582      17,477
    Greencross, Ltd.                                        454,676   2,098,879
    GWA Group, Ltd.                                           4,911      12,739

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Healthscope, Ltd.                                       819,607 $ 1,364,250
    HFA Holdings, Ltd.                                    1,273,133   2,603,981
    HT&E, Ltd.                                            2,582,571   5,371,225
*   Imdex, Ltd.                                              14,389       8,402
#   IMF Bentham, Ltd.                                     1,865,003   2,879,086
#   Independence Group NL                                 2,196,796   5,306,976
    iSelect, Ltd.                                            91,185     152,396
#   Japara Healthcare, Ltd.                               2,141,775   3,496,268
    K&S Corp., Ltd.                                          85,482     120,140
#*  Karoon Gas Australia, Ltd.                            1,731,740   1,872,445
*   Kingsgate Consolidated, Ltd.                          2,292,130     422,550
*   Lemarne Corp., Ltd.                                       5,585       1,988
    MACA, Ltd.                                            3,065,389   4,119,412
*   Macmahon Holdings, Ltd.                               4,023,278     548,276
    Mantra Group, Ltd.                                      323,966     780,376
    MaxiTRANS Industries, Ltd.                            4,059,977   2,285,361
#*  Mayne Pharma Group, Ltd.                              5,233,959   4,021,226
    McPherson's, Ltd.                                     1,735,582   1,977,128
#*  Medusa Mining, Ltd.                                   1,918,687     454,439
    Melbourne IT, Ltd.                                      140,105     320,139
#*  Metals X, Ltd.                                          150,575      98,241
#   Metcash, Ltd.                                        16,529,768  34,656,986
    Michael Hill International, Ltd.                         13,999      13,673
*   Mincor Resources NL                                     735,362     108,768
    Mineral Resources, Ltd.                               2,907,168  28,584,529
#*  MMA Offshore, Ltd.                                    2,641,490     369,942
    Money3 Corp., Ltd.                                      845,687     970,528
#*  Mount Gibson Iron, Ltd.                               9,465,060   3,370,478
#   Myer Holdings, Ltd.                                  20,305,776  12,332,624
    MyState, Ltd.                                           313,573   1,246,360
#   Nine Entertainment Co. Holdings, Ltd.                 5,050,005   5,815,662
#*  NRW Holdings, Ltd.                                    5,038,600   2,636,208
    Nufarm, Ltd.                                          2,728,532  18,470,747
    OZ Minerals, Ltd.                                     7,708,562  51,516,795
    Pacific Current Group, Ltd.                              25,888     144,978
#*  Paladin Energy, Ltd.                                  2,903,909     109,187
*   Panoramic Resources, Ltd.                             1,318,921     269,177
    Peet, Ltd.                                            1,019,847     971,350
#*  Perseus Mining, Ltd.                                 15,493,100   3,932,421
    PMP, Ltd.                                             4,876,007   2,884,962
    Premier Investments, Ltd.                             1,493,440  16,300,633
    Primary Health Care, Ltd.                            12,982,539  35,177,519
    Prime Media Group, Ltd.                               1,585,650     514,091
    Programmed Maintenance Services, Ltd.                 1,074,222   2,561,970
#   Quintis, Ltd.                                         5,342,275   1,282,146
#*  Ramelius Resources, Ltd.                              1,910,170     614,353
*   RCR Tomlinson, Ltd.                                   2,094,718   6,285,077
    Reject Shop, Ltd. (The)                                   6,227      24,345
    Resolute Mining, Ltd.                                 8,168,990   7,055,197
#   Retail Food Group, Ltd.                                  38,854     150,625
    Ridley Corp., Ltd.                                    6,977,105   7,978,375
    Ruralco Holdings, Ltd.                                   82,658     204,991
    RXP Services, Ltd.                                       29,448      20,973

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
*   Saracen Mineral Holdings, Ltd.                         487,265 $    527,789
#   Select Harvests, Ltd.                                  691,273    2,710,814
#*  Senex Energy, Ltd.                                   3,986,483      910,175
    Service Stream, Ltd.                                 2,839,400    3,068,832
#   Seven Group Holdings, Ltd.                           2,554,612   24,448,491
    Seven West Media, Ltd.                              20,150,904   13,055,577
    Sigma Healthcare, Ltd.                              15,162,419   11,649,893
#*  Silver Lake Resources, Ltd.                          2,177,400      780,833
    Sims Metal Management, Ltd.                          3,389,894   42,107,677
    SMS Management & Technology, Ltd.                      176,360      253,759
    Southern Cross Media Group, Ltd.                    10,193,512   10,810,317
    Star Entertainment Grp, Ltd. (The)                   2,584,878   10,427,605
    Sunland Group, Ltd.                                  4,829,649    6,913,353
#   Tassal Group, Ltd.                                   4,196,203   12,728,880
#   Tox Free Solutions, Ltd.                             1,487,753    2,844,907
    Treasury Wine Estates, Ltd.                          1,700,884   16,559,408
*   Troy Resources, Ltd.                                 3,051,857      269,718
    Villa World, Ltd.                                    1,649,008    2,969,692
#   Village Roadshow, Ltd.                               2,392,402    7,693,148
#*  Virgin Australia Holdings, Ltd.                     25,431,330    3,562,034
    Virtus Health, Ltd.                                    180,817      810,626
#   Vocus Group, Ltd.                                    1,202,043    3,353,254
*   Watpac, Ltd.                                         1,757,924      830,054
    Webster, Ltd.                                           63,484       68,549
#*  Western Areas, Ltd.                                  1,193,726    2,263,901
*   Westgold Resources, Ltd.                                 8,041       10,171
#*  Whitehaven Coal, Ltd.                               13,243,340   31,471,176
#*  WorleyParsons, Ltd.                                  4,851,691   45,789,134
    WPP AUNZ, Ltd.                                       6,136,618    5,652,454
                                                                   ------------
TOTAL AUSTRALIA                                                     998,981,072
                                                                   ------------
AUSTRIA -- (1.3%)
    Agrana Beteiligungs AG                                  93,996   12,739,275
#   Austria Technologie & Systemtechnik AG                 470,429    6,244,505
    BUWOG AG                                               350,613   10,303,159
    EVN AG                                                 107,936    1,652,542
*   FACC AG                                                  3,610       43,665
    Mayr Melnhof Karton AG                                  41,411    5,458,242
    Oberbank AG                                             43,607    3,991,882
    POLYTEC Holding AG                                      29,421      543,580
*   Raiffeisen Bank International AG                     1,873,490   55,211,159
    Semperit AG Holding                                        399       12,189
    Strabag SE                                             365,905   16,241,654
    UBM Development AG                                         396       18,209
    UNIQA Insurance Group AG                             1,717,271   17,777,721
    Verbund AG                                             115,824    2,291,117
#   Vienna Insurance Group AG Wiener Versicherung
      Gruppe                                               189,835    5,714,603
    Voestalpine AG                                         151,638    7,685,606

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRIA -- (Continued)
    Wienerberger AG                                      2,684,294 $ 61,706,845
                                                                   ------------
TOTAL AUSTRIA                                                       207,635,953
                                                                   ------------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV                              245,506   44,385,009
*   AGFA-Gevaert NV                                      2,668,591   12,442,421
    Banque Nationale de Belgique                             4,321   14,902,371
    Barco NV                                               132,896   13,310,484
    Bekaert SA                                             759,352   36,728,091
    Cie d'Entreprises CFE                                   21,865    3,223,513
    Cie Immobiliere de Belgique SA                          44,670    2,781,755
    D'ieteren SA                                           419,895   19,890,567
    Deceuninck NV                                        1,443,246    5,896,535
#   Euronav NV                                           2,116,511   16,885,663
    Exmar NV                                                34,926      205,039
    Gimv NV                                                113,663    7,191,798
    Jensen-Group NV                                         32,815    1,590,374
#*  Nyrstar NV                                             788,160    5,118,103
    RealDolmen                                              34,782    1,085,844
    Recticel SA                                            956,554    7,540,538
#   Roularta Media Group NV                                 31,767      822,211
    Sioen Industries NV                                     92,932    3,226,844
    Sipef SA                                                53,743    3,954,867
*   Tessenderlo Group SA                                   309,118   13,570,822
                                                                   ------------
TOTAL BELGIUM                                                       214,752,849
                                                                   ------------
CANADA -- (8.1%)
#*  5N Plus, Inc.                                          376,518      939,219
    Acadian Timber Corp.                                    22,417      330,838
*   Advantage Oil & Gas, Ltd.                            6,292,549   43,254,177
    Aecon Group, Inc.                                    1,778,253   21,480,241
#*  Africa Oil Corp.                                       837,013    1,295,717
#   AGF Management, Ltd. Class B                         1,846,299   11,091,862
    AGT Food & Ingredients, Inc.                            41,801      852,616
    AKITA Drilling, Ltd. Class A                             2,300       13,412
*   Alacer Gold Corp.                                    6,842,241   11,415,168
    Alamos Gold, Inc. Class A                            4,962,631   35,147,409
#   Alaris Royalty Corp.                                   401,208    7,253,442
    Algoma Central Corp.                                   242,510    2,373,068
*   Alio Gold, Inc.                                        133,512      561,141
*   Argonaut Gold, Inc.                                  2,901,866    5,097,322
#*  Asanko Gold, Inc.                                      421,647      527,587
#*  Athabasca Oil Corp.                                  5,645,853    4,709,595
*   ATS Automation Tooling Systems, Inc.                 1,235,365   13,277,635
*   AuRico Metals, Inc.                                    792,639      750,202
#   AutoCanada, Inc.                                       107,676    1,734,216
*   B2Gold Corp.                                         2,798,993    7,026,949
#*  Ballard Power Systems, Inc.                          1,173,999    3,427,597
*   Banro Corp.                                             68,055       28,931
#*  Baytex Energy Corp.                                  3,957,778   11,110,666
#*  Bellatrix Exploration, Ltd.                            281,254      703,840
    Birchcliff Energy, Ltd.                              2,751,174   13,460,727

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Black Diamond Group, Ltd.                               805,829 $ 1,719,274
#*  BlackPearl Resources, Inc.                            2,959,451   2,349,995
    Bonavista Energy Corp.                                5,380,193  13,507,122
#   Bonterra Energy Corp.                                   227,054   3,059,561
    Boralex, Inc. Class A                                   163,912   2,927,869
*   Calfrac Well Services, Ltd.                              37,100     100,580
    Canaccord Genuity Group, Inc.                         2,146,114  10,792,969
#*  Canacol Energy, Ltd.                                    881,210   3,173,558
#   Canadian Western Bank                                 2,715,867  60,994,005
*   Canfor Corp.                                            580,600   9,742,251
#   CanWel Building Materials Group, Ltd.                   433,097   2,136,392
*   Capstone Mining Corp.                                 4,979,716   4,792,989
#   Cardinal Energy, Ltd.                                   139,645     520,833
    Cascades, Inc.                                        2,013,736  24,825,444
*   Celestica, Inc.                                         234,404   2,786,338
    Centerra Gold, Inc.                                   5,288,650  28,208,961
*   Cequence Energy, Ltd.                                 1,565,706     219,770
#   Cervus Equipment Corp.                                   15,793     154,921
    Chesswood Group, Ltd.                                     2,499      27,120
#*  China Gold International Resources Corp., Ltd.        4,180,209   6,370,481
#   Clarke, Inc.                                              9,000      81,572
#   Cona Resources, Ltd.                                    727,540   1,779,825
*   Continental Gold, Inc.                                  273,548     743,796
#*  Copper Mountain Mining Corp.                          1,723,963   1,382,766
#   Corus Entertainment, Inc. Class B                     2,146,332  23,826,136
    Cott Corp.                                              462,929   7,184,821
*   Crew Energy, Inc.                                     5,839,523  19,016,213
#*  Delphi Energy Corp.                                   4,372,780   4,314,032
#*  Denison Mines Corp.                                   1,362,547     710,371
*   Detour Gold Corp.                                       678,458   8,532,762
    Dominion Diamond Corp.                                2,095,673  29,483,140
    Dorel Industries, Inc. Class B                          968,521  25,588,997
*   DREAM Unlimited Corp. Class A                            33,339     197,079
*   Dundee Precious Metals, Inc.                          1,584,306   3,342,069
    E-L Financial Corp., Ltd.                                 1,909   1,289,254
    ECN Capital Corp.                                       898,926   2,855,221
    Eldorado Gold Corp.                                   1,941,056   4,110,197
    Element Fleet Management Corp.                          170,400   1,290,215
#   Enbridge Income Fund Holdings, Inc.                     758,977  19,504,811
    Enerflex, Ltd.                                        1,090,480  15,079,106
    Enerplus Corp.                                          397,925   3,590,661
    Ensign Energy Services, Inc.                          3,409,421  18,240,095
#   Equitable Group, Inc.                                   206,961   9,093,502
*   Essential Energy Services Trust                         749,550     360,722
    Firm Capital Mortgage Investment Corp.                   25,805     280,455
*   First Majestic Silver Corp.                             485,485   3,995,249
*   GASFRAC Energy Services, Inc.                            42,951           4
*   Gear Energy, Ltd.                                        83,000      50,596
    Genesis Land Development Corp.                           29,263      85,201
#   Genworth MI Canada, Inc.                              1,552,401  45,286,404
*   Golden Star Resources, Ltd.                             427,455     291,427
*   Gran Tierra Energy, Inc.                              6,563,232  15,424,319
    Granite Oil Corp.                                       618,348   2,296,331

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
    Guardian Capital Group, Ltd. Class A                      9,493 $   205,583
*   Heroux-Devtek, Inc.                                     307,225   3,270,003
#*  HNZ Group, Inc.                                          16,021     182,216
#   Home Capital Group, Inc.                                836,103   9,254,639
#   Horizon North Logistics, Inc.                         1,341,225   1,420,026
    HudBay Minerals, Inc.                                 6,241,460  48,459,862
#   Hudson's Bay Co.                                        812,618   6,954,589
*   IAMGOLD Corp.                                        10,435,944  56,333,590
#*  Imperial Metals Corp.                                       703       2,154
*   Indigo Books & Music, Inc.                                3,842      47,919
*   Interfor Corp.                                          773,130  12,036,457
*   Ivanhoe Mines, Ltd. Class A                             689,308   2,720,189
*   Kelt Exploration, Ltd.                                  120,230     645,151
*   Kingsway Financial Services, Inc.                       219,399   1,337,423
    Kirkland Lake Gold, Ltd.                                 61,430     636,596
#   Laurentian Bank of Canada                             1,265,011  54,963,422
*   Liberty Gold Corp.                                      164,675      61,419
    Linamar Corp.                                            38,647   2,118,107
#   Liquor Stores N.A., Ltd.                                796,585   6,395,681
    Lundin Mining Corp.                                     725,642   5,220,781
*   Major Drilling Group International, Inc.                863,726   5,708,524
#*  Manitok Energy, Inc.                                    112,911       7,698
    Martinrea International, Inc.                         1,556,730  12,573,709
#*  MEG Energy Corp.                                      3,455,577  14,190,940
    Melcor Developments, Ltd.                                65,624     755,327
*   Midas Gold Corp.                                        315,200     192,141
#*  NAPEC, Inc.                                              29,200      28,339
    Nevsun Resources, Ltd.                                4,055,610  10,962,427
*   New Gold, Inc.                                       11,871,053  39,705,066
    North American Energy Partners, Inc.                    293,866   1,237,455
*   Novelion Therapeutics, Inc.                             151,326   1,369,504
*   NuVista Energy, Ltd.                                  1,300,584   6,665,917
*   Obsidian Energy, Ltd.                                   785,409     926,049
    OceanaGold Corp.                                      3,288,049   8,993,180
    Osisko Gold Royalties, Ltd.                              98,765   1,268,280
#*  Painted Pony Energy, Ltd.                             2,925,470  10,676,470
    Pan American Silver Corp.                               430,298   7,247,851
#*  Paramount Resources, Ltd. Class A                       804,631  12,894,748
*   Parex Resources, Inc.                                     1,795      22,086
#*  Pengrowth Energy Corp.                                  236,874     178,594
*   PHX Energy Services Corp.                               163,422     270,021
#*  Pine Cliff Energy, Ltd.                                  71,000      39,294
    Pizza Pizza Royalty Corp.                                 2,733      36,761
*   Platinum Group Metals, Ltd.                                 815         595
    Polaris Infrastructure, Inc.                             34,174     466,252
#*  Precision Drilling Corp.                             11,731,771  34,063,775
*   Pretium Resources, Inc.                                  67,900     652,450
#*  Primero Mining Corp.                                  2,037,175     735,295
#*  Pulse Seismic, Inc.                                     532,256   1,092,902
    Quarterhill, Inc.                                     1,888,786   2,711,792
*   Questerre Energy Corp. Class A                          182,349     108,232
#*  RB Energy, Inc.                                         238,050         167
    Reitmans Canada, Ltd. Class A                           497,608   1,823,997

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
#*  RMP Energy, Inc.                                   3,336,312 $    1,605,604
    Rocky Mountain Dealerships, Inc.                     239,595      1,939,052
*   Royal Nickel Corp.                                   227,692         34,699
    Russel Metals, Inc.                                   78,090      1,562,113
#*  Sabina Gold & Silver Corp.                         1,665,532      3,019,132
#*  Sandstorm Gold, Ltd.                               2,164,090      8,921,935
*   SEMAFO, Inc.                                          31,900         77,015
*   Sherritt International Corp.                       5,842,314      4,029,990
*   Sierra Wireless, Inc.                                504,140     14,844,178
*   Silver Standard Resources, Inc.                    2,026,777     19,702,856
*   Sonde Resources Corp.                                463,104            324
*   Southern Pacific Resource Corp.                      156,000             16
#*  Spartan Energy Corp.                                 375,233      1,923,193
*   Sprott Resource Holdings, Inc.                     2,491,730        309,780
#   Sprott, Inc.                                         400,352        735,357
#*  Stornoway Diamond Corp.                               91,500         57,979
#   Stuart Olson, Inc.                                   310,772      1,326,093
*   SunOpta, Inc.                                          5,141         49,070
#   Surge Energy, Inc.                                 9,089,370     15,820,279
    Tahoe Resources, Inc.                              1,083,364      5,926,241
#*  Tamarack Valley Energy, Ltd.                         428,700        804,618
#*  Taseko Mines, Ltd.                                 1,111,891      1,658,807
#*  Tembec, Inc.                                         144,749        527,099
#*  Teranga Gold Corp.                                 1,540,573      3,941,790
#   Timbercreek Financial Corp.                           62,546        470,569
    TMX Group, Ltd.                                      415,432     22,025,310
#   TORC Oil & Gas, Ltd.                               5,437,465     24,466,957
    Total Energy Services, Inc.                          266,625      2,587,659
    TransAlta Corp.                                    5,378,540     35,073,215
    Transcontinental, Inc. Class A                     1,164,824     23,749,610
#*  TransGlobe Energy Corp.                              771,803      1,052,388
#*  Trevali Mining Corp.                               1,508,807      1,561,148
#*  Trican Well Service, Ltd.                          5,068,055     14,837,296
#*  Trilogy Energy Corp.                                  17,403         73,841
*   Trinidad Drilling, Ltd.                            5,988,103      8,597,317
#*  UrtheCast Corp.                                      147,700        132,684
    Veresen, Inc.                                        462,061      6,748,852
    Wajax Corp.                                           31,428        591,126
*   Western Energy Services Corp.                        383,464        442,902
    WestJet Airlines, Ltd.                                46,672        930,258
    Whitecap Resources, Inc.                           5,765,272     42,589,256
*   Xtreme Drilling Corp.                                134,200        215,280
    Yamana Gold, Inc.                                  5,806,790     15,137,010
*   Yangarra Resources, Ltd.                             389,100      1,057,990
#*  Yellow Pages, Ltd.                                   173,120        908,125
                                                                 --------------
TOTAL CANADA                                                      1,327,519,017
                                                                 --------------
CHINA -- (0.0%)
    K Wah International Holdings, Ltd.                 4,411,069      2,650,919

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Rivera Holdings, Ltd.                                3,827,468 $    284,108
                                                                   ------------
TOTAL CHINA                                                           2,935,027
                                                                   ------------
DENMARK -- (2.0%)
    Alm Brand A.S.                                       2,234,801   22,403,376
*   Bang & Olufsen A.S.                                    109,581    1,917,363
    BankNordik P/F                                           1,163       23,508
    Brodrene Hartmann A.S.                                  37,835    2,317,633
#*  D/S Norden A.S.                                        232,032    4,603,088
    DFDS A.S.                                              379,782   21,660,765
    FLSmidth & Co. A.S.                                     69,353    4,244,707
    Harboes Bryggeri A.S. Class B                           25,276      478,683
    Jyske Bank A.S.                                      1,144,435   71,728,995
    Matas A.S.                                              31,107      480,058
*   NKT A.S.                                               193,561   17,003,275
    Nordjyske Bank A.S.                                      1,282       24,499
    Parken Sport & Entertainment A.S.                        3,027       41,767
    Per Aarsleff Holding A.S.                              360,763    8,998,635
    Ringkjoebing Landbobank A.S.                             8,697      457,879
*   Santa Fe Group A.S.                                     73,540      666,399
    Schouw & Co. AB                                        288,754   31,707,562
    Solar A.S. Class B                                      13,242      788,606
    Spar Nord Bank A.S.                                  1,291,541   17,358,010
    Sydbank A.S.                                         1,536,298   63,996,171
    TDC A.S.                                            10,061,114   62,082,638
*   TK Development A.S.                                    855,340    1,455,827
    United International Enterprises                         5,453    1,149,150
                                                                   ------------
TOTAL DENMARK                                                       335,588,594
                                                                   ------------
FINLAND -- (2.2%)
    Afarak Group Oyj                                        12,614       11,814
    Ahlstrom-Munksjo Oyj                                   114,308    2,357,890
    Aktia Bank Oyj                                         306,393    3,336,396
    Alma Media Oyj                                          66,105      506,966
    Apetit Oyj                                              49,710      818,234
    Aspo Oyj                                                47,651      508,685
    Atria Oyj                                              226,288    3,026,679
    Cargotec Oyj Class B                                   995,570   60,782,118
    Cramo Oyj                                              703,159   20,172,118
    Digia Oyj                                               16,809       55,505
    Finnair Oyj                                          1,273,697   13,780,683
    Fiskars Oyj Abp                                         90,078    2,262,863
    HKScan Oyj Class A                                     621,609    2,221,406
    Huhtamaki Oyj                                           94,481    3,661,211
    Kemira Oyj                                           2,533,375   31,932,434
    Kesko Oyj Class A                                       22,084    1,120,302
    Kesko Oyj Class B                                    1,488,722   75,275,833
    Lemminkainen Oyj                                       102,047    3,058,948
#   Metsa Board Oyj                                      4,867,669   34,432,130
    Oriola Oyj Class B                                     493,799    2,117,995
    Outokumpu Oyj                                        4,479,602   37,642,737
*   Outotec Oyj                                            459,968    3,000,233

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Raisio Oyj Class V                                   1,764,468 $  7,389,902
    Sanoma Oyj                                           1,480,220   13,749,269
    SRV Group OYJ                                           53,962      287,993
#*  Stockmann Oyj Abp Class B                               68,490      592,983
    Teleste Oyj                                             14,414      137,292
    Valmet Oyj                                             564,821   10,295,831
#   YIT Oyj                                              2,550,341   21,657,735
                                                                   ------------
TOTAL FINLAND                                                       356,194,185
                                                                   ------------
FRANCE -- (4.8%)
#   Actia Group                                            230,776    2,421,710
*   Air France-KLM                                       2,369,497   32,082,939
    Albioma SA                                             323,167    7,593,593
    Altamir                                                280,815    5,588,253
#*  Antalis International SAS                              159,942      363,532
    April SA                                                 5,397       83,052
    Arkema SA                                              629,565   71,666,770
    Assystem                                                57,970    2,223,588
    Aubay                                                   67,510    2,453,633
    Axway Software SA                                       21,272      610,942
    Beneteau SA                                             37,311      640,544
*   Bigben Interactive                                     104,487    1,198,713
    Bollore SA                                             330,202    1,532,016
    Bonduelle SCA                                          255,781    9,828,298
#   Bourbon Corp.                                          184,560    1,720,199
    Burelle SA                                              10,573   14,963,316
#*  Cegedim SA                                              54,858    2,093,655
#*  CGG SA                                                 329,176    1,453,709
    Chargeurs SA                                           313,902    9,103,285
    Cie des Alpes                                          148,768    4,860,406
*   Coface SA                                              278,997    2,638,121
    Derichebourg SA                                      1,989,017   17,425,559
    Dom Security                                            11,434      826,336
#   Elis SA                                                 56,941    1,376,756
#*  Eramet                                                  43,344    2,736,186
*   Esso SA Francaise                                       17,766    1,194,465
    Euler Hermes Group                                     102,652   12,271,995
    Eutelsat Communications SA                           1,631,696   44,160,568
    Exel Industries Class A                                    758       90,601
    Fleury Michon SA                                        23,776    1,427,005
*   Fnac Darty SA                                          121,889   11,551,783
#*  Gaumont SA                                              20,175    2,106,424
    Gevelot SA                                               3,986      867,919
    GL Events                                              178,186    5,286,922
    Groupe Crit                                              4,167      399,266
    Groupe Open                                             25,346      756,254
    Guerbet                                                 31,290    2,815,948
    Haulotte Group SA                                          747       13,150
#*  HiPay Group SA                                           8,504      163,429
    Imerys SA                                               17,844    1,546,796
    IPSOS                                                  501,363   17,314,595
    Jacquet Metal Service                                  305,921    8,549,469
#   Korian SA                                              573,233   18,953,360

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
#   Lagardere SCA                                        1,741,158 $ 57,206,822
#   Laurent-Perrier                                          2,015      182,490
    LISI                                                   237,815   11,465,091
    Manitou BF SA                                           64,023    2,245,212
    Manutan International                                   28,045    2,883,859
    Mersen SA                                              263,906    9,750,793
    MGI Coutier                                            109,662    4,410,867
    Mr Bricolage                                           111,339    2,097,026
*   Naturex                                                  2,490      252,732
#   Neopost SA                                             646,462   29,643,630
    Nexans SA                                              749,010   42,906,549
    Nexity SA                                              643,522   34,515,899
*   NRJ Group                                               12,279      162,523
*   Parrot SA                                                2,316       27,501
#*  Pierre & Vacances SA                                   120,231    6,720,072
    Plastivaloire                                          140,655    3,617,497
    PSB Industries SA                                       15,761      995,019
#   Rallye SA                                              568,290   12,077,408
#   Rexel SA                                             5,065,215   80,209,980
    Rothschild & Co.                                       150,603    5,601,238
    Samse SA                                                   151       26,492
    Savencia SA                                            134,716   13,398,648
    Seche Environnement SA                                  30,106    1,176,056
#*  Sequana SA                                             527,310      585,730
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                              84,490    3,296,908
*   SOITEC                                                 125,431    7,964,577
    Sopra Steria Group                                      83,584   14,454,558
#*  Ste Industrielle d'Aviation Latecoere SA               899,728    4,630,944
    Stef SA                                                  2,582      286,984
    Sword Group                                             75,221    3,089,313
    Technicolor SA                                          21,780       79,179
    Teleperformance                                        147,180   20,506,974
#   Television Francaise 1                               1,440,989   21,084,082
    Total Gabon                                              4,098      646,621
    Trigano SA                                             151,086   19,868,165
*   Ubisoft Entertainment SA                               274,640   17,377,984
    Vicat SA                                               237,441   17,346,222
    Vilmorin & Cie SA                                       59,638    5,258,694
    Vranken-Pommery Monopole SA                             77,814    2,241,069
                                                                   ------------
TOTAL FRANCE                                                        787,246,468
                                                                   ------------
GERMANY -- (7.3%)
    Aareal Bank AG                                       1,773,002   73,949,263
*   Adler Modemaerkte AG                                     3,827       26,533
#*  ADVA Optical Networking SE                             917,174    6,985,197
*   AIXTRON SE                                             396,705    3,530,196
    Allgeier SE                                             59,997    1,607,293
*   AS Creation Tapeten                                     20,562      600,682
    Aurubis AG                                           1,167,679  103,950,196
    Bauer AG                                               286,017    7,931,353
    BayWa AG                                               302,576   11,196,927
    Bechtle AG                                              58,908    4,240,258
    Bijou Brigitte AG                                       14,200      983,163

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
#   Bilfinger SE                                            724,187 $29,590,842
#*  Biotest AG                                              138,215   4,499,522
    Borussia Dortmund GmbH & Co. KGaA                     1,222,993   8,649,056
    CENTROTEC Sustainable AG                                145,380   3,217,489
    Comdirect Bank AG                                       138,628   1,748,450
    CropEnergies AG                                         326,711   3,513,393
    Data Modul AG                                             3,196     330,895
#*  DEAG Deutsche Entertainment AG                          123,678     367,703
    Deutsche Beteiligungs AG                                136,601   6,435,451
    Deutsche Pfandbriefbank AG                              907,051  11,951,304
    Deutz AG                                              2,228,106  16,541,025
    DMG Mori AG                                             446,833  26,388,524
    Dr Hoenle AG                                              4,441     187,498
    Draegerwerk AG & Co. KGaA                                45,391   3,693,074
    Eckert & Ziegler AG                                      59,171   2,505,009
    Elmos Semiconductor AG                                  274,316   6,687,234
#   ElringKlinger AG                                        257,060   4,484,200
*   Euromicron AG                                            42,451     429,964
*   First Sensor AG                                          22,346     366,889
    Fraport AG Frankfurt Airport Services Worldwide         378,117  37,864,270
    Freenet AG                                                6,806     229,735
#   Gerry Weber International AG                            170,608   2,176,810
    Gesco AG                                                 68,972   2,186,388
    GFT Technologies SE                                      12,555     233,381
    Grammer AG                                              317,119  18,017,595
*   H&R GmbH & Co. KGaA                                     137,297   1,868,309
    Hamburger Hafen und Logistik AG                          42,217   1,180,712
*   Hapag-Lloyd AG                                           45,084   1,782,634
#*  Heidelberger Druckmaschinen AG                        3,640,884  12,397,264
    Hella KGaA Hueck & Co.                                  154,822   8,186,594
*   HolidayCheck Group AG                                    12,393      44,056
    Hornbach Baumarkt AG                                     70,139   2,607,313
    Indus Holding AG                                        243,183  18,201,189
    Isra Vision AG                                           65,835  12,056,104
    Jenoptik AG                                           1,049,352  28,911,761
#   K+S AG                                                1,961,469  51,004,398
*   Kampa AG                                                 31,214         848
    Kloeckner & Co. SE                                    1,687,503  18,657,588
    Koenig & Bauer AG                                        22,528   1,764,806
*   Kontron AG                                              706,318   2,908,782
    KSB AG                                                    5,771   3,264,509
    KWS Saat SE                                              13,613   5,529,910
    Lanxess AG                                            1,107,252  85,384,505
    Leifheit AG                                              89,538   3,546,015
    Leoni AG                                                736,148  43,542,032
#*  Manz AG                                                  26,058   1,033,945
*   Mediclin AG                                             665,900   4,464,470
#   MLP AG                                                  987,481   7,233,297
#   Nexus AG                                                166,190   5,113,453
#*  Nordex SE                                               174,177   2,378,247
    OHB SE                                                    1,812      64,936
    OSRAM Licht AG                                          936,766  78,064,734
*   Patrizia Immobilien AG                                  162,610   2,937,424

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
GERMANY -- (Continued)
*   Petro Welt Technologies AG                             1,197 $        9,276
    PNE Wind AG                                          677,255      2,121,504
    Progress-Werk Oberkirch AG                             4,752        241,882
    Puma SE                                                4,050      1,623,625
#   QSC AG                                             2,347,986      5,161,257
    Rheinmetall AG                                     1,054,399    105,218,435
#   RHOEN-KLINIKUM AG                                    482,929     15,197,366
    RIB Software SE                                       11,017        196,817
    SAF-Holland SA                                       682,962     12,067,436
    Salzgitter AG                                      1,332,610     59,787,110
    SHW AG                                               103,480      4,358,168
#   Sixt SE                                              225,021     15,906,190
#   SMA Solar Technology AG                               51,884      1,881,621
    Software AG                                          317,493     13,881,772
#   Stada Arzneimittel AG                                227,265     17,694,717
#   Suedzucker AG                                      1,254,819     26,782,115
#*  Suess MicroTec AG                                    367,116      5,306,429
    Surteco SE                                            62,998      1,858,768
    Technotrans AG                                        50,201      2,469,669
#*  Tom Tailor Holding SE                                322,370      2,703,777
    Uniper SE                                          1,061,404     21,874,448
    VERBIO Vereinigte BioEnergie AG                      419,617      4,772,904
*   Vossloh AG                                            12,790        850,672
#   VTG AG                                               315,946     15,839,494
    Wacker Chemie AG                                     182,515     22,650,872
    Wacker Neuson SE                                     678,854     18,224,213
    Wuestenrot & Wuerttembergische AG                     52,108      1,345,722
                                                                 --------------
TOTAL GERMANY                                                     1,191,452,856
                                                                 --------------
GREECE -- (0.0%)
*   Tropea Holding SA                                      4,581          2,034
                                                                 --------------
HONG KONG -- (3.4%)
*   13 Holdings, Ltd. (The)                              878,500        114,804
#   Aeon Credit Service Asia Co., Ltd.                    50,000         38,127
    Agritrade Resources, Ltd.                          5,295,000      1,301,736
    Alco Holdings, Ltd.                                3,192,000        824,744
    Allied Group, Ltd.                                 2,067,000     12,641,494
#   Allied Properties HK, Ltd.                        38,654,372      8,453,251
*   APAC Resources, Ltd.                                 172,000         21,990
    APT Satellite Holdings, Ltd.                       2,709,125      1,336,391
#   Asia Financial Holdings, Ltd.                      4,694,106      2,570,697
    Asia Standard Hotel Group, Ltd.                    6,064,077        410,375
    Asia Standard International Group, Ltd.            9,389,503      2,725,525
    Asian Growth Properties, Ltd.                      2,481,475        899,538
    Associated International Hotels, Ltd.              1,617,000      4,968,018
    BeijingWest Industries International, Ltd.           238,000         43,543
    Bonjour Holdings, Ltd.                             1,930,000         92,616
*   Burwill Holdings, Ltd.                               746,000         19,938
    CCT Fortis Holdings, Ltd.                          4,184,000        552,179
    Century City International Holdings, Ltd.         29,975,300      2,835,146
*   Champion Technology Holdings, Ltd.               116,639,373      1,743,976
    Chen Hsong Holdings                                2,032,000        624,892

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Cheuk Nang Holdings, Ltd.                             4,475,286 $ 2,978,916
    Chevalier International Holdings, Ltd.                2,760,858   4,611,193
    China Flavors & Fragrances Co., Ltd.                  2,077,291     624,686
#   China Metal International Holdings, Inc.                774,000     292,227
*   China National Culture Group, Ltd.                   10,400,000      22,617
#*  China Strategic Holdings, Ltd.                       33,210,000     446,172
    Chinney Investments, Ltd.                             1,108,000     559,814
    Chong Hing Bank, Ltd.                                   320,000     652,610
    Chow Sang Sang Holdings International, Ltd.             382,000     892,019
    Chuang's China Investments, Ltd.                     31,164,415   2,751,077
    Chuang's Consortium International, Ltd.              23,805,520   5,542,229
    CITIC Telecom International Holdings, Ltd.            1,914,000     582,706
    CNT Group, Ltd.                                       1,680,000     105,252
*   Convoy Global Holdings, Ltd.                          1,782,000      40,354
#   Cowell e Holdings, Inc.                               7,616,000   3,114,837
*   CP Lotus Corp.                                        1,170,000      22,793
    CSI Properties, Ltd.                                120,825,476   6,417,248
#   CW Group Holdings, Ltd.                               2,610,500     437,624
    Dah Sing Banking Group, Ltd.                          7,825,488  16,759,135
#   Dah Sing Financial Holdings, Ltd.                     3,853,356  27,266,008
    Dickson Concepts International, Ltd.                    850,500     321,078
    Dynamic Holdings, Ltd.                                  346,000     358,623
    Eagle Nice International Holdings, Ltd.               2,894,000   1,195,875
    EcoGreen International Group, Ltd.                    1,311,840     270,656
    Emperor Capital Group, Ltd.                          15,252,000   1,364,510
    Emperor Entertainment Hotel, Ltd.                     9,550,000   2,505,710
    Emperor International Holdings, Ltd.                 35,230,333  13,614,150
*   Emperor Watch & Jewellery, Ltd.                      52,240,000   2,274,234
*   EPI Holdings, Ltd.                                    1,660,369      89,109
*   Esprit Holdings, Ltd.                                 5,367,300   2,644,623
*   eSun Holdings, Ltd.                                  17,036,400   2,136,708
*   Eternity Investment, Ltd.                             2,280,000      54,541
    Far East Consortium International, Ltd.              29,133,773  16,062,527
*   Far East Holdings International, Ltd.                   429,000      37,820
#   FIH Mobile, Ltd.                                     38,214,000  12,768,235
    First Pacific Co., Ltd.                              15,242,000  11,407,051
#*  First Shanghai Investments, Ltd.                     13,640,000   1,846,763
    Fountain SET Holdings, Ltd.                          18,888,000   2,488,920
#   Future Bright Holdings, Ltd.                          2,064,000     184,850
*   G-Resources Group, Ltd.                             437,571,000   5,712,882
#*  GCL New Energy Holdings, Ltd.                         3,182,000     146,520
    Get Nice Financial Group, Ltd.                        4,361,324     714,092
#   Get Nice Holdings, Ltd.                             155,800,999   5,479,465
*   Global Brands Group Holding, Ltd.                    96,092,000   9,093,174
    Glorious Sun Enterprises, Ltd.                        2,976,000     346,953
    Gold Peak Industries Holdings, Ltd.                   7,973,907     781,597
    Golden Resources Development International, Ltd.     12,045,000     785,516
*   Grande Holdings, Ltd. (The)                           1,072,000      39,091
    Great Eagle Holdings, Ltd.                            3,569,481  19,574,709
    Guangnan Holdings, Ltd.                               6,600,000     912,421
    Guoco Group, Ltd.                                        22,000     257,913
#   Haitong International Securities Group, Ltd.         12,169,387   7,013,468
    Hanison Construction Holdings, Ltd.                   7,072,724   1,383,679

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Hao Tian Development Group, Ltd.                      5,582,030 $   185,511
    Harbour Centre Development, Ltd.                      2,204,000   4,121,878
    High Fashion International, Ltd.                        996,000     260,125
*   HKR International, Ltd.                              18,339,998  10,183,961
    Hon Kwok Land Investment Co., Ltd.                    7,146,935   4,415,240
    Hong Kong Ferry Holdings Co., Ltd.                    2,376,000   2,773,363
    Hong Kong Shanghai Alliance Holdings, Ltd.              882,000      95,853
*   Hong Kong Television Network, Ltd.                      314,000     107,667
#   Hongkong & Shanghai Hotels, Ltd. (The)                4,652,931   8,270,948
    Hongkong Chinese, Ltd.                               23,297,100   4,264,833
    Hopewell Holdings, Ltd.                               5,857,500  22,403,576
*   Hsin Chong Group Holdings, Ltd.                      25,756,000     865,590
*   Huan Yue Interactive Holdings, Ltd.                   1,289,000     100,616
*   Huisheng International Holdings, Ltd.                 2,836,000     148,759
    Hung Hing Printing Group, Ltd.                        7,893,275   1,676,383
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                               12,976,000   4,979,194
*   International Standard Resources Holdings, Ltd.       6,005,875      56,093
    IPE Group, Ltd.                                      11,190,000   2,792,377
    ITC Properties Group, Ltd.                            1,154,237     450,356
*   Jinhui Holdings Co., Ltd.                               187,000      24,003
*   Kantone Holdings, Ltd.                                1,193,055      77,812
    Keck Seng Investments                                 2,818,000   2,427,170
    Kerry Logistics Network, Ltd.                           938,500   1,349,557
    Kingston Financial Group, Ltd.                          711,424     247,551
*   Kong Sun Holdings, Ltd.                                 375,000      16,284
#   Kowloon Development Co., Ltd.                        10,225,277  11,263,837
    Kwoon Chung Bus Holdings, Ltd.                          156,000      92,817
    Lai Sun Development Co., Ltd.                       358,266,666  13,282,993
    Lai Sun Garment International, Ltd.                  39,693,669  17,480,775
*   Lerado Financial Group Company Ltd.                     658,400      10,705
    Lippo China Resources, Ltd.                           7,948,000     284,727
    Lippo, Ltd.                                           4,722,500   2,840,719
    Liu Chong Hing Investment, Ltd.                       4,264,000   7,049,634
    Luks Group Vietnam Holdings Co., Ltd.                 1,064,642     350,120
    Lung Kee Bermuda Holdings                               532,000     247,127
*   Macau Legend Development, Ltd.                        1,985,000     342,595
    Magnificent Hotel Investment, Ltd.                   38,616,600   1,121,393
#*  Mason Group Holdings, Ltd.                           46,560,400     619,029
    Master Glory Group, Ltd.                              1,982,596      27,101
    Melco International Development, Ltd.                 4,267,000  10,082,897
    Ming Fai International Holdings, Ltd.                 2,592,000     407,906
#   Miramar Hotel & Investment                            2,070,000   4,742,156
*   Mongolian Mining Corp.                               14,618,000     515,304
    NagaCorp, Ltd.                                        1,770,000   1,078,895
    Nanyang Holdings, Ltd.                                   98,850     538,854
    National Electronic Hldgs                             4,925,648     679,924
*   Neo-Neon Holdings, Ltd.                               6,094,000     662,288
*   Neptune Group, Ltd.                                   1,797,691      76,999
*   NetMind Financial Holdings, Ltd.                    104,400,000     494,011
*   Newocean Energy Holdings, Ltd.                       15,970,000   4,720,402
*   Next Digital, Ltd.                                    2,634,000     128,222
*   Nine Express, Ltd.                                    1,152,000      41,977
*   O Luxe Holdings, Ltd.                                 2,448,000     454,093

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                               20,845,000 $ 2,639,998
*   Orient Overseas International, Ltd.                   3,932,500  36,597,376
    Oriental Watch Holdings                               2,074,000     437,673
*   Pacific Andes International Holdings, Ltd.           88,958,890     312,064
#*  Pacific Basin Shipping, Ltd.                         87,232,000  19,060,172
*   Pacific Plywood Holdings, Ltd.                        2,960,000     170,439
    Paliburg Holdings, Ltd.                              11,285,041   4,822,253
*   Pan Asia Environmental Protection Group, Ltd.         1,196,000     113,166
    Playmates Holdings, Ltd.                             30,957,000   4,397,643
    Pokfulam Development Co.                                260,000     655,504
    Polytec Asset Holdings, Ltd.                         42,514,190   3,672,893
    PT International Development Co., Ltd.                1,392,000      94,454
    Public Financial Holdings, Ltd.                       1,820,444     845,634
*   PYI Corp., Ltd.                                      69,024,086   1,518,940
    Regal Hotels International Holdings, Ltd.             9,022,623   7,066,608
    Safety Godown Co., Ltd.                                 140,000     358,435
    Samson Holding, Ltd.                                    114,000      10,939
#   SEA Holdings, Ltd.                                    1,957,000   2,304,484
    Shangri-La Asia, Ltd.                                 1,234,000   2,003,991
    Shun Ho Property Investments, Ltd.                      271,173     106,856
*   Shun Tak Holdings, Ltd.                              51,228,546  22,092,694
    Sing Tao News Corp., Ltd.                               240,000      31,017
*   Singamas Container Holdings, Ltd.                    26,532,000   3,800,766
    Sitoy Group Holdings, Ltd.                            2,381,000     520,898
*   SOCAM Development, Ltd.                               1,644,120     498,436
*   Solartech International Holdings, Ltd.                2,420,000     157,935
#   Soundwill Holdings, Ltd.                              1,672,500   4,192,223
*   South China Assets Holdings, Ltd.                     4,455,066      31,628
*   South China Holdings Co., Ltd.                       30,297,751   1,162,682
    Strong Petrochemical Holdings, Ltd.                     246,000      50,733
    Sun Hung Kai & Co., Ltd.                             11,365,688   7,505,740
#   TAI Cheung Holdings, Ltd.                             4,762,000   5,192,169
    Tan Chong International, Ltd.                         3,879,000   1,214,622
    Tao Heung Holdings, Ltd.                                179,000      37,127
    Tern Properties Co., Ltd.                               146,000      88,330
#   Texwinca Holdings, Ltd.                                 844,000     512,030
#   Tian Teck Land, Ltd.                                    766,000     892,454
    Transport International Holdings, Ltd.                  320,400   1,080,543
*   Trinity, Ltd.                                        10,546,000     607,490
*   TSC Group Holdings, Ltd.                              2,672,000     235,990
#*  United Laboratories International Holdings, Ltd.
      (The)                                               9,866,000   6,183,608
    Upbest Group, Ltd.                                    4,920,000     769,768
    Vantage International Holdings, Ltd.                  5,296,000     757,509
    Varitronix International, Ltd.                        3,055,000   1,631,179
    Vedan International Holdings, Ltd.                    5,944,000     699,775
    Victory City International Holdings, Ltd.            60,714,231   2,058,382
#   VST Holdings, Ltd.                                    7,240,000   1,921,669
    Wai Kee Holdings, Ltd.                                   60,000      27,212
    Wang On Group, Ltd.                                  70,620,000     641,265
    Win Hanverky Holdings, Ltd.                           4,154,000     584,520
*   Winfull Group Holdings, Ltd.                         25,744,000     645,772
    Wing On Co. International, Ltd.                       2,644,500   8,921,882
#   Wing Tai Properties, Ltd.                             2,040,749   1,396,629

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Wong's International Holdings, Ltd.                     70,000 $     29,237
    Wong's Kong King International                         300,000       39,525
*   Yau Lee Holdings, Ltd.                                 661,750      103,716
                                                                   ------------
TOTAL HONG KONG                                                     555,644,837
                                                                   ------------
IRELAND -- (0.3%)
    C&C Group P.L.C.                                     3,076,071   11,141,688
*   FBD Holdings P.L.C.                                     90,978      910,177
    IFG Group P.L.C.                                        26,322       54,553
    Kingspan Group P.L.C.                                  350,486   11,674,282
    Smurfit Kappa Group P.L.C.                           1,115,662   33,180,926
                                                                   ------------
TOTAL IRELAND                                                        56,961,626
                                                                   ------------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.                        896,161       68,467
    Albaad Massuot Yitzhak, Ltd.                            13,368      217,390
    Ashtrom Properties, Ltd.                                89,884      393,865
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                 581,646      555,389
*   Clal Insurance Enterprises Holdings, Ltd.              404,923    6,556,121
    Delta-Galil Industries, Ltd.                             1,259       34,867
    Direct Insurance Financial Investments, Ltd.            42,549      456,212
    Dor Alon Energy in Israel 1988, Ltd.                       646       10,631
#   El Al Israel Airlines                                1,372,470    1,305,922
    Elron Electronic Industries, Ltd.                      177,128      899,553
#*  Equital, Ltd.                                           28,807      684,328
    First International Bank Of Israel, Ltd.               756,937   13,815,466
    Formula Systems 1985, Ltd.                             121,673    4,463,193
    Fox Wizel, Ltd.                                         25,330      525,478
*   Gilat Satellite Networks, Ltd.                          93,924      513,763
*   Hadera Paper, Ltd.                                       3,711      226,787
    Harel Insurance Investments & Financial Services,
      Ltd.                                               2,684,353   15,962,408
*   Israel Discount Bank, Ltd. Class A                  11,010,439   28,383,698
    Israel Land Development Co., Ltd. (The)                  1,306       12,192
    Isras Investment Co., Ltd.                                 194       21,958
*   Jerusalem Oil Exploration                              202,003   10,718,301
*   Kenon Holdings, Ltd.                                   123,695    1,721,627
#   Meitav Dash Investments, Ltd.                           33,219      132,116
    Menora Mivtachim Holdings, Ltd.                        454,179    5,505,482
    Migdal Insurance & Financial Holding, Ltd.           1,932,188    1,982,015
    Neto ME Holdings, Ltd.                                   2,551      249,308
    Oil Refineries, Ltd.                                17,487,545    8,131,633
    Paz Oil Co., Ltd.                                        6,598    1,101,547
*   Phoenix Holdings, Ltd. (The)                         1,018,468    4,332,429
    Plasson Industries, Ltd.                                 3,510      129,117
    Scope Metals Group, Ltd.                                   305        8,532
#   Shikun & Binui, Ltd.                                   277,677      638,510
    Summit Real Estate Holdings, Ltd.                      271,610    1,782,136
#*  Union Bank of Israel                                   500,080    2,572,066
                                                                   ------------
TOTAL ISRAEL                                                        114,112,507
                                                                   ------------
ITALY -- (4.0%)
    A2A SpA                                             24,552,722   41,767,126

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ITALY -- (Continued)
    ACEA SpA                                                 21,204 $   318,304
*   Aeffe SpA                                               240,125     509,054
*   Arnoldo Mondadori Editore SpA                         2,347,056   4,889,109
    Ascopiave SpA                                             5,510      22,579
#   Astaldi SpA                                           1,327,919   8,820,580
    Banca Finnat Euramerica SpA                              44,637      20,228
    Banca IFIS SpA                                           93,898   4,406,686
#*  Banca Monte dei Paschi di Siena SpA                      60,810     814,169
    Banca Popolare di Sondrio SCPA                        8,010,906  34,956,841
#   Banca Profilo SpA                                     1,615,003     407,800
    Banca Sistema SpA                                        89,589     234,639
*   Banco BPM SpA                                        16,393,175  59,707,317
    Banco di Desio e della Brianza SpA                      411,880   1,213,982
    BPER Banca                                           15,635,640  85,894,949
    Buzzi Unicem SpA                                      1,209,077  30,621,552
#   Cairo Communication SpA                                 114,343     532,539
    Cementir Holding SpA                                  1,930,531  13,752,053
    CIR-Compagnie Industriali Riunite SpA                 9,921,227  14,764,822
    Credito Emiliano SpA                                  1,325,081  11,429,753
*   Credito Valtellinese SpA                                165,780     803,615
#*  d'Amico International Shipping SA                     5,402,854   1,679,205
    Danieli & C Officine Meccaniche SpA                     257,380   6,629,899
    De' Longhi SpA                                          451,322  14,842,995
#   DeA Capital SpA                                       1,813,416   2,693,493
    El.En. SpA                                               44,002   1,289,780
    Emak SpA                                                479,273     895,962
    ERG SpA                                               1,317,910  18,832,271
    Esprinet SpA                                            316,177   2,442,221
#*  Eurotech SpA                                            787,611   1,213,245
*   Exprivia SpA                                             44,857      64,728
    Falck Renewables SpA                                  4,175,607   6,269,360
#*  Fincantieri SpA                                       5,165,247   6,102,930
    FNM SpA                                               2,898,912   1,843,283
*   GEDI Gruppo Editoriale SpA                            2,256,028   2,094,080
    Hera SpA                                                572,605   1,851,570
*   IMMSI SpA                                             3,972,895   2,153,627
#*  Intek Group SpA                                       2,057,644     726,192
    Italmobiliare SpA                                       157,576   4,476,652
    IVS Group SA                                             16,004     254,722
    La Doria SpA                                             52,211     633,772
    Massimo Zanetti Beverage Group SpA                        2,605      24,700
    OVS SpA                                                 486,321   3,678,778
#   Panariagroup Industrie Ceramiche SpA                     52,649     349,584
    Parmalat SpA                                              4,106      14,880
#   Piaggio & C SpA                                         340,698     945,820
    Prima Industrie SpA                                      30,052     936,567
#   Reno de Medici SpA                                    2,194,907   1,111,062
#*  Retelit SpA                                           3,697,604   5,676,578
    Sabaf SpA                                                23,316     420,770
*   Safilo Group SpA                                        778,234   5,966,895
*   Saipem SpA                                            7,249,776  29,747,117
#   Salini Impregilo SpA                                  1,587,500   5,576,421
    Servizi Italia SpA                                        2,815      14,533

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Societa Cattolica di Assicurazioni SCRL              4,350,939 $ 37,624,244
    Societa Iniziative Autostradali e Servizi SpA          394,554    5,429,029
#*  Sogefi SpA                                             366,991    1,861,487
    SOL SpA                                                 59,375      720,631
    Tamburi Investment Partners SpA                         56,442      378,824
#*  Trevi Finanziaria Industriale SpA                      933,951      795,141
#   Unione di Banche Italiane SpA                       16,182,911   78,180,822
    Unipol Gruppo Finanziario SpA                       12,902,657   60,406,167
#   UnipolSai Assicurazioni SpA                         10,298,124   23,806,985
    Vittoria Assicurazioni SpA                             189,283    2,652,771
                                                                   ------------
TOTAL ITALY                                                         659,197,490
                                                                   ------------
JAPAN -- (25.1%)
    77 Bank, Ltd. (The)                                  1,791,000    9,233,718
    A&D Co., Ltd.                                          317,700    1,320,110
    Achilles Corp.                                         305,500    5,381,772
    ADEKA Corp.                                            463,100    7,109,134
#   Agro-Kanesho Co., Ltd.                                  21,700      296,557
    Ahresty Corp.                                          669,800    6,819,402
    Aichi Bank, Ltd. (The)                                 143,000    7,955,206
    Aichi Corp.                                             47,800      338,777
    Aichi Steel Corp.                                      274,600   11,492,403
    Aichi Tokei Denki Co., Ltd.                              8,000      274,675
    Aida Engineering, Ltd.                                     507        5,128
    Aiphone Co., Ltd.                                       54,600      963,971
    Airport Facilities Co., Ltd.                           575,600    3,130,908
    Aisan Industry Co., Ltd.                               919,830    8,215,509
    Akita Bank, Ltd. (The)                               4,019,000   11,613,476
#   Alconix Corp.                                          185,800    3,674,331
    Alinco, Inc.                                            60,700      678,592
#   Alpen Co., Ltd.                                        580,200   10,604,367
#   Alpha Corp.                                            111,100    2,467,623
    Alpha Systems, Inc.                                     35,760      695,026
    Alpine Electronics, Inc.                             1,118,700   20,396,239
    Alps Logistics Co., Ltd.                               120,700      870,769
    AOI Electronic Co., Ltd.                                19,300      786,036
    AOKI Holdings, Inc.                                    679,422    8,794,486
    Aomori Bank, Ltd. (The)                              2,395,000    8,378,560
    Aoyama Trading Co., Ltd.                               939,299   32,741,328
    Arakawa Chemical Industries, Ltd.                      422,800    7,428,309
#   Arata Corp.                                            112,800    3,988,493
#   Araya Industrial Co., Ltd.                             958,000    1,719,332
    Arcland Sakamoto Co., Ltd.                             359,100    4,915,722
    Arcs Co., Ltd.                                          30,600      661,749
    Arisawa Manufacturing Co., Ltd.                        855,782    7,285,703
    Artnature, Inc.                                         29,700      191,440
    Asahi Broadcasting Corp.                                99,300      747,284
    Asahi Diamond Industrial Co., Ltd.                     705,000    5,331,801
    Asahi Kogyosha Co., Ltd.                               103,400    3,116,256
    Asahi Yukizai Corp.                                  1,745,000    4,157,632
    Asanuma Corp.                                          333,000    1,020,015
#   Ashimori Industry Co., Ltd.                          1,372,000    4,373,345
    Asia Pile Holdings Corp.                               157,400    1,066,802

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    ASKA Pharmaceutical Co., Ltd.                           285,000 $ 4,265,666
#   Asti Corp.                                              298,000   1,631,143
    Asunaro Aoki Construction Co., Ltd.                     580,000   4,975,644
    Atsugi Co., Ltd.                                      2,396,000   2,673,755
    Awa Bank, Ltd. (The)                                  2,372,600  15,582,540
    Bando Chemical Industries, Ltd.                         313,300   3,205,622
#   Bank of Iwate, Ltd. (The)                               303,900  11,829,149
#   Bank of Kochi, Ltd. (The)                               519,000     592,647
#   Bank of Nagoya, Ltd. (The)                              216,370   7,959,420
    Bank of Okinawa, Ltd. (The)                             309,240  12,209,593
    Bank of Saga, Ltd. (The)                              2,682,000   6,343,639
    Bank of the Ryukyus, Ltd.                               921,500  13,153,244
    Bank of Toyama, Ltd. (The)                                1,000      37,281
    Belluna Co., Ltd.                                     1,046,424  12,033,151
    Bunka Shutter Co., Ltd.                                 157,600   1,355,891
    CAC Holdings Corp.                                      193,000   1,834,138
    Canon Electronics, Inc.                                 132,000   2,570,194
#   Carlit Holdings Co., Ltd.                               176,200   1,024,327
    Cawachi, Ltd.                                           458,300  11,311,351
    Central Glass Co., Ltd.                               5,085,000  22,310,248
    Chiba Kogyo Bank, Ltd. (The)                          1,126,400   5,808,798
    Chilled & Frozen Logistics Holdings Co., Ltd.             2,000      23,799
    Chino Corp.                                              10,100     114,475
    Chiyoda Corp.                                            48,000     288,295
    Chiyoda Integre Co., Ltd.                                86,200   1,851,301
    Chofu Seisakusho Co., Ltd.                               30,900     755,763
    Chubu Shiryo Co., Ltd.                                  464,000   6,692,483
    Chudenko Corp.                                          174,860   4,678,743
#   Chuetsu Pulp & Paper Co., Ltd.                        2,744,000   5,721,470
    Chugai Ro Co., Ltd.                                       4,000       7,943
    Chugoku Marine Paints, Ltd.                           1,248,800   9,703,159
    Chukyo Bank, Ltd. (The)                                 160,800   3,384,868
    Chuo Gyorui Co., Ltd.                                   606,000   1,588,481
    Chuo Spring Co., Ltd.                                   927,000   3,065,451
    CI Takiron Corp.                                      1,152,000   6,274,476
    Citizen Watch Co., Ltd.                               2,473,500  18,390,897
    Cleanup Corp.                                           631,600   5,085,170
#   CMK Corp.                                             1,286,700  11,502,867
    Computer Engineering & Consulting, Ltd.                 196,700   3,815,173
    Corona Corp.                                            249,900   2,621,481
    Cosmo Energy Holdings Co., Ltd.                         370,700   6,423,250
    CTI Engineering Co., Ltd.                               347,600   3,473,999
    Dai-Dan Co., Ltd.                                       619,000   8,473,175
    Dai-ichi Seiko Co., Ltd.                                281,900   6,291,906
    Daibiru Corp.                                           592,500   6,676,740
    Daido Kogyo Co., Ltd.                                   755,447   2,307,018
    Daido Metal Co., Ltd.                                   128,800   1,154,449
    Daido Steel Co., Ltd.                                 2,101,000  12,786,032
#   Daihatsu Diesel Manufacturing Co., Ltd.                 223,900   1,449,935
    Daiho Corp.                                             704,000   3,402,203
    Daiichi Jitsugyo Co., Ltd.                              395,000   2,291,974
    Daiki Aluminium Industry Co., Ltd.                      790,000   4,853,617
#   Daikoku Denki Co., Ltd.                                  80,200   1,246,602

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Dainichi Co., Ltd.                                      263,300 $ 1,961,442
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                  789,000   6,595,063
#   Daisan Bank, Ltd. (The)                                 204,800   3,184,586
    Daishi Bank, Ltd. (The)                               6,511,932  29,843,426
    Daishinku Corp.                                         200,100   3,373,441
    Daisue Construction Co., Ltd.                            10,000      94,275
    Daito Bank, Ltd. (The)                                3,557,000   5,415,249
    Daitron Co., Ltd.                                        67,100     953,385
    Daiwa Industries, Ltd.                                  327,300   3,732,760
    Daiwabo Holdings Co., Ltd.                            3,831,000  15,076,469
#   DCM Holdings Co., Ltd.                                2,708,500  23,586,600
    Denyo Co., Ltd.                                         225,100   3,957,899
    DKS Co., Ltd.                                         1,402,000   6,773,147
#   DMW Corp.                                                48,400     840,794
    DSB Co., Ltd.                                           116,700     680,277
    Dunlop Sports Co., Ltd.                                 105,200   1,073,156
    Duskin Co., Ltd.                                         51,800   1,406,207
    Dynic Corp.                                             132,000     235,945
    Ebara Jitsugyo Co., Ltd.                                  6,800      96,473
#   EDION Corp.                                           2,597,400  23,931,328
#   Ehime Bank, Ltd. (The)                                  674,999   8,529,725
    Eidai Co., Ltd.                                         450,000   2,125,353
    Eighteenth Bank, Ltd. (The)                           4,012,000  10,678,449
    Eizo Corp.                                              295,400  11,843,638
    Elematec Corp.                                           50,300     912,471
    Endo Lighting Corp.                                     204,900   2,318,017
    ESPEC Corp.                                             406,100   6,937,368
    Excel Co., Ltd.                                         244,700   3,186,333
    Exedy Corp.                                             342,900  10,731,724
    F-Tech, Inc.                                            234,900   3,250,160
#   Faith, Inc.                                              12,360     135,442
    Falco Holdings Co., Ltd.                                 10,600     148,347
    FCC Co., Ltd.                                            76,500   1,672,882
#   Ferrotec Holdings Corp.                                 506,200   7,511,490
    FIDEA Holdings Co., Ltd.                              3,528,800   5,785,639
    First Juken Co., Ltd.                                    42,600     611,697
    FJ Next Co., Ltd.                                       262,300   2,112,021
    Foster Electric Co., Ltd.                               657,600  12,912,087
    Fuji Corp., Ltd.                                        196,200   1,330,660
    Fuji Die Co., Ltd.                                        2,600      17,744
    Fuji Kiko Co., Ltd.                                     122,800     818,231
    Fuji Oil Co., Ltd.                                      885,500   2,698,789
    Fuji Soft, Inc.                                         172,200   4,941,834
    Fujicco Co., Ltd.                                       147,900   3,585,094
    Fujikura Kasei Co., Ltd.                                408,600   2,402,236
    Fujikura Rubber, Ltd.                                   429,900   2,724,395
    Fujikura, Ltd.                                        1,841,700  15,505,744
    Fujisash Co., Ltd.                                      298,100     307,461
#   Fujishoji Co., Ltd.                                      58,800     646,150
    Fujitsu Frontech, Ltd.                                  387,300   7,376,469
    FuKoKu Co., Ltd.                                        166,500   1,578,808
    Fukuda Corp.                                             90,800   4,164,846
    Fukui Bank, Ltd. (The)                                2,053,000   5,003,154

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Fukushima Bank, Ltd. (The)                            4,076,000 $ 3,213,407
    Fukuyama Transporting Co., Ltd.                       2,506,000  16,005,825
    Furukawa Co., Ltd.                                       23,000      42,671
#   Furuno Electric Co., Ltd.                               606,700   3,633,579
    Furusato Industries, Ltd.                               138,000   2,196,688
    Fuso Pharmaceutical Industries, Ltd.                      4,300     108,238
    Futaba Corp.                                            165,800   3,040,711
    Futaba Industrial Co., Ltd.                             540,700   5,602,249
    Fuyo General Lease Co., Ltd.                            168,100   9,855,104
    G-Tekt Corp.                                            432,500   8,370,264
    Gakken Holdings Co., Ltd.                                78,300   2,328,448
    Gecoss Corp.                                            324,200   3,672,219
    Geo Holdings Corp.                                      501,200   5,479,830
    GL Sciences, Inc.                                        11,200     136,699
    Godo Steel, Ltd.                                        433,200   8,253,881
    Goldcrest Co., Ltd.                                     340,930   7,594,426
    Grandy House Corp.                                      131,200     517,377
    GSI Creos Corp.                                       1,528,000   2,036,480
    Gun-Ei Chemical Industry Co., Ltd.                      117,600   3,911,117
    Gunma Bank, Ltd. (The)                                1,201,400   7,038,952
    Gunze, Ltd.                                           5,344,000  20,621,840
#   H-One Co., Ltd.                                         532,600   6,107,515
    H2O Retailing Corp.                                     999,839  16,360,468
    Hagihara Industries, Inc.                                24,300     697,194
    Hagiwara Electric Co., Ltd.                              62,900   1,344,204
    Hakuto Co., Ltd.                                        348,400   4,698,118
    Hamakyorex Co., Ltd.                                     21,300     563,180
    Haneda Zenith Holdings Co., Ltd.                         31,500      98,130
    Hanwa Co., Ltd.                                       3,232,000  23,114,105
    Happinet Corp.                                          119,900   2,163,124
    Harima Chemicals Group, Inc.                            381,700   3,709,358
#   Haruyama Holdings, Inc.                                 258,600   2,387,854
    Heian Ceremony Service Co., Ltd.                          1,400      12,207
    Heiwa Real Estate Co., Ltd.                             995,200  15,608,128
    Heiwado Co., Ltd.                                       180,724   4,106,787
    HI-LEX Corp.                                             43,800   1,144,806
    Hibiya Engineering, Ltd.                                494,400   9,040,422
    Hirano Tecseed Co., Ltd.                                 52,800     780,448
    Hitachi Maxell, Ltd.                                     69,100   1,529,002
    Hitachi Zosen Corp.                                   1,401,619   7,378,076
    Hodogaya Chemical Co., Ltd.                             125,299   5,377,117
#   Hokkaido Coca-Cola Bottling Co., Ltd.                   448,000   2,868,482
    Hokkan Holdings, Ltd.                                 1,008,000   3,874,700
#   Hokko Chemical Industry Co., Ltd.                       492,500   2,685,335
    Hokkoku Bank, Ltd. (The)                              6,086,159  24,596,655
    Hokuetsu Bank, Ltd. (The)                               438,600  10,412,052
#   Hokuetsu Kishu Paper Co., Ltd.                        3,822,174  26,820,028
    Hokuhoku Financial Group, Inc.                          598,700   9,732,728
#   Hokuriku Electrical Construction Co., Ltd.               82,100     706,047
    Honeys Holdings Co., Ltd.                               167,100   1,887,465
    Hoosiers Holdings                                       823,500   8,257,329
    Hosiden Corp.                                           293,400   3,393,540
    Hosokawa Micron Corp.                                    32,900   1,598,402

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hurxley Corp.                                             9,800 $   100,909
    Hyakugo Bank, Ltd. (The)                              2,679,855  10,805,532
    Hyakujushi Bank, Ltd. (The)                           4,300,000  13,948,630
#   I-O Data Device, Inc.                                   164,700   1,826,401
    Ibiden Co., Ltd.                                      1,151,500  19,983,725
    IBJ Leasing Co., Ltd.                                   227,500   5,412,259
    Ichikawa Co., Ltd.                                      146,000     425,109
    Ichiken Co., Ltd.                                        25,000      92,722
    Iino Kaiun Kaisha, Ltd.                                 575,200   2,644,829
#   IJT Technology Holdings Co., Ltd.                       302,160   1,708,528
#   Ikegami Tsushinki Co., Ltd.                             673,000     975,595
    Imasen Electric Industrial                              398,799   4,465,101
#   Inaba Seisakusho Co., Ltd.                               57,100     705,956
    Inabata & Co., Ltd.                                   1,353,400  19,024,306
    Ines Corp.                                            1,004,900   9,546,487
    Innotech Corp.                                          413,800   2,818,787
    Inui Global Logistics Co., Ltd.                         112,085     858,918
    Ise Chemicals Corp.                                      24,000     107,417
    Iseki & Co., Ltd.                                       254,300   5,289,295
*   Ishihara Sangyo Kaisha, Ltd.                            775,800   8,498,747
#   Ishizuka Glass Co., Ltd.                                619,000   1,341,645
    Itochu Enex Co., Ltd.                                   692,700   6,233,349
    Itochu-Shokuhin Co., Ltd.                                31,500   1,308,254
    Itoham Yonekyu Holdings, Inc.                           296,869   2,761,161
    Itoki Corp.                                             982,847   7,983,806
    IwaiCosmo Holdings, Inc.                                331,700   3,890,010
    Iwaki & Co., Ltd.                                       834,000   3,098,719
    Iwasaki Electric Co., Ltd.                            2,151,000   4,158,875
    Iwatsu Electric Co., Ltd.                             1,504,000   1,226,391
*   Izutsuya Co., Ltd.                                       41,799     169,453
    J-Oil Mills, Inc.                                       238,600   8,327,442
    Jaccs Co., Ltd.                                       1,743,000   8,171,622
    Jafco Co., Ltd.                                         266,500  12,744,848
    Janome Sewing Machine Co., Ltd.                         286,600   2,335,395
    Japan Asia Group, Ltd.                                  316,100   1,230,103
#*  Japan Display, Inc.                                   8,551,100  15,303,991
*   Japan Drilling Co., Ltd.                                  7,100     136,040
    Japan Foundation Engineering Co., Ltd.                  350,700   1,240,403
#   Japan Medical Dynamic Marketing, Inc.                   196,800   1,755,756
    Japan Oil Transportation Co., Ltd.                       55,400   1,381,660
    Japan Pulp & Paper Co., Ltd.                          1,712,000   6,550,205
    Japan Radio Co., Ltd.                                    54,600     705,034
    Japan Steel Works, Ltd. (The)                            16,100     265,895
    Japan Transcity Corp.                                   995,000   3,848,211
    Japan Wool Textile Co., Ltd. (The)                      752,200   6,444,284
    Jimoto Holdings, Inc.                                   801,000   1,430,217
    JK Holdings Co., Ltd.                                   124,400     789,398
    JMS Co., Ltd.                                           769,000   2,294,370
    Joban Kosan Co., Ltd.                                       900      14,782
    Joshin Denki Co., Ltd.                                  161,000   2,265,204
    Joyful Honda Co., Ltd.                                    3,800     105,096
    Juroku Bank, Ltd. (The)                               6,268,000  19,871,118
    JVC Kenwood Corp.                                     2,800,100   8,153,058

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    K&O Energy Group, Inc.                                  315,000 $ 4,815,362
*   Kadokawa Dwango                                         234,600   3,099,145
    Kaga Electronics Co., Ltd.                              468,800  10,340,756
    Kamei Corp.                                             782,000  11,176,457
    Kanaden Corp.                                           457,800   4,872,893
    Kanagawa Chuo Kotsu Co., Ltd.                             2,000      13,208
    Kandenko Co., Ltd.                                    1,099,000  11,761,673
    Kanematsu Corp.                                       4,083,000   8,922,692
    Kansai Urban Banking Corp.                              215,200   2,758,992
    Kasai Kogyo Co., Ltd.                                    50,600     658,671
    Katakura & Co-op Agri Corp.                             165,000     394,971
    Katakura Industries Co., Ltd.                            41,900     485,440
    Kato Sangyo Co., Ltd.                                    51,900   1,397,943
    Kato Works Co., Ltd.                                    304,473   9,794,533
    KAWADA TECHNOLOGIES, Inc.                                85,200   5,850,316
    Kawagishi Bridge Works Co., Ltd.                         30,000     251,546
    Kawai Musical Instruments Manufacturing Co., Ltd.           800      16,669
*   Kawasaki Kisen Kaisha, Ltd.                           4,036,000  10,020,816
    Kawasumi Laboratories, Inc.                             332,100   2,109,032
    Keihanshin Building Co., Ltd.                           784,500   4,965,084
#   Keihin Co., Ltd.                                        499,000     728,197
    Keihin Corp.                                          1,125,400  16,193,290
    Keiyo Bank, Ltd. (The)                                3,914,000  16,559,604
*   KI Holdings Co., Ltd.                                    46,000     120,914
    Kimoto Co., Ltd.                                         90,900     204,936
    Kimura Unity Co., Ltd.                                    9,500     100,107
*   Kinki Sharyo Co., Ltd. (The)                              3,400      79,115
    Kintetsu World Express, Inc.                            205,500   3,598,720
    Kirindo Holdings Co., Ltd.                                3,100      31,772
    Kissei Pharmaceutical Co., Ltd.                          79,300   2,050,629
    Kita-Nippon Bank, Ltd. (The)                            173,700   4,981,355
    Kitagawa Iron Works Co., Ltd.                           183,700   3,926,526
    Kitano Construction Corp.                               854,000   2,957,417
    Kitz Corp.                                              730,300   6,534,997
    Kiyo Bank, Ltd. (The)                                   651,400  10,894,061
    Koa Corp.                                               585,089  10,321,364
    Koatsu Gas Kogyo Co., Ltd.                              102,300     760,128
#   Kohnan Shoji Co., Ltd.                                  922,700  16,826,926
    Koike Sanso Kogyo Co., Ltd.                               3,000       8,381
*   Kojima Co., Ltd.                                        879,600   2,927,239
    Kokuyo Co., Ltd.                                      1,282,211  20,417,952
    KOMAIHALTEC, Inc.                                        74,100   1,526,184
    Komatsu Seiren Co., Ltd.                                506,100   3,516,347
    Komatsu Wall Industry Co., Ltd.                         162,100   3,054,304
    Komehyo Co., Ltd.                                       123,800   1,462,323
    Komeri Co., Ltd.                                        324,700   9,499,894
    Komori Corp.                                            614,400   7,305,579
    Konaka Co., Ltd.                                        621,849   3,354,689
    Konishi Co., Ltd.                                       450,700   6,885,199
    Konoike Transport Co., Ltd.                             157,600   2,146,393
    Krosaki Harima Corp.                                  1,359,000   5,951,652
#   KRS Corp.                                               130,900   3,549,543
#   KU Holdings Co., Ltd.                                   320,700   2,913,204

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Kumiai Chemical Industry Co., Ltd.                      962,078 $ 5,594,233
    Kurabo Industries, Ltd.                               6,217,000  16,134,987
    Kureha Corp.                                            270,500  13,602,708
    Kurimoto, Ltd.                                          232,400   4,354,057
    Kuroda Electric Co., Ltd.                                 3,700      70,742
    KYB Corp.                                             4,017,000  22,672,155
    Kyodo Printing Co., Ltd.                              2,136,000   7,475,283
#   Kyoei Steel, Ltd.                                       606,400   9,358,375
    Kyokuto Boeki Kaisha, Ltd.                              207,000     532,995
    Kyokuto Kaihatsu Kogyo Co., Ltd.                        895,150  14,986,178
    Kyosan Electric Manufacturing Co., Ltd.                 876,000   4,879,666
    Kyowa Electronics Instruments Co., Ltd.                 176,000     737,083
    Kyowa Leather Cloth Co., Ltd.                           358,300   3,090,792
    Kyudenko Corp.                                          231,600   8,735,372
    Kyushu Financial Group, Inc.                          3,014,395  18,914,510
    LEC, Inc.                                               154,900   3,791,934
    Lonseal Corp.                                            11,400     272,402
#   Look, Inc.                                            1,157,000   2,905,614
    Macnica Fuji Electronics Holdings, Inc.                 776,750  12,383,552
    Maeda Corp.                                             842,000  10,180,468
    Maeda Road Construction Co., Ltd.                       194,000   4,005,446
#   Maezawa Industries, Inc.                                157,000     556,179
    Maezawa Kasei Industries Co., Ltd.                      127,300   1,419,970
    Maezawa Kyuso Industries Co., Ltd.                      132,400   1,925,200
    Makino Milling Machine Co., Ltd.                      1,351,000  11,409,534
    Mamiya-Op Co., Ltd.                                       4,100      45,225
    Marubun Corp.                                           449,900   3,440,992
    Marudai Food Co., Ltd.                                3,144,000  14,911,924
    Maruka Machinery Co., Ltd.                               46,400     778,588
    Maruwa Co., Ltd.                                        107,700   5,228,377
    Maruyama Manufacturing Co., Inc.                         31,900     536,883
#*  Maruzen CHI Holdings Co., Ltd.                           27,800      88,793
    Maruzen Co., Ltd.                                        21,000     344,887
    Maruzen Showa Unyu Co., Ltd.                          1,516,000   6,598,314
    Matsuda Sangyo Co., Ltd.                                112,700   1,529,615
    Matsui Construction Co., Ltd.                           415,500   3,554,836
    Maxvalu Nishinihon Co., Ltd.                              1,500      22,671
#   Maxvalu Tokai Co., Ltd.                                  99,900   1,898,728
    Meiko Electronics Co., Ltd.                             257,900   3,867,785
    Meisei Industrial Co., Ltd.                             383,300   2,484,198
#   Meiwa Corp.                                             377,900   1,499,445
    Meiwa Estate Co., Ltd.                                  367,900   2,731,729
    Melco Holdings, Inc.                                     16,200     542,348
#   Michinoku Bank, Ltd. (The)                            3,204,000   5,427,766
    Mie Bank, Ltd. (The)                                     73,300   1,641,055
    Mikuni Corp.                                            409,000   1,828,503
    Mimasu Semiconductor Industry Co., Ltd.                 397,300   6,377,406
    Minato Bank, Ltd. (The)                                 287,700   5,267,381
    Ministop Co., Ltd.                                      133,600   2,939,373
    Mirait Holdings Corp.                                 1,086,940  12,743,905
#   Misawa Homes Co., Ltd.                                  380,700   3,493,923
    Mitani Corp.                                             40,100   1,581,690
    Mitani Sangyo Co., Ltd.                                   6,700      25,394

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Mito Securities Co., Ltd.                               908,400 $ 2,525,423
    Mitsuba Corp.                                            50,500     880,534
*   Mitsubishi Paper Mills, Ltd.                            665,200   4,690,037
    Mitsubishi Steel Manufacturing Co., Ltd.              3,593,000   9,243,205
    Mitsui Engineering & Shipbuilding Co., Ltd.          14,671,000  20,452,091
    Mitsui High-Tec, Inc.                                   732,600  11,433,526
    Mitsui Home Co., Ltd.                                   256,000   1,745,574
    Mitsui Matsushima Co., Ltd.                             287,200   3,869,807
    Mitsui Mining & Smelting Co., Ltd.                    2,134,000   9,322,207
    Mitsui Sugar Co., Ltd.                                   49,900   1,515,079
    Mitsui-Soko Holdings Co., Ltd.                        2,140,000   5,839,737
    Mitsumura Printing Co., Ltd.                             46,000     101,376
    Mitsuuroko Group Holdings Co., Ltd.                     770,500   4,979,993
    Miyaji Engineering Group, Inc.                          650,000   1,583,580
    Miyazaki Bank, Ltd. (The)                             4,120,260  13,774,169
    Miyoshi Oil & Fat Co., Ltd.                              68,500     876,631
    Mizuno Corp.                                          1,147,395   6,670,631
#   Monex Group, Inc.                                       750,800   2,122,083
    Morinaga Milk Industry Co., Ltd.                        121,000     883,939
    Morito Co., Ltd.                                         42,200     358,565
    Mory Industries, Inc.                                   138,000   2,950,610
#   Mr Max Corp.                                            575,500   2,728,265
    Murakami Corp.                                           31,700     682,542
    Musashino Bank, Ltd. (The)                              717,900  21,449,641
    Nachi-Fujikoshi Corp.                                   266,000   1,470,298
    Nafco Co., Ltd.                                          35,000     554,977
#   Nagano Bank, Ltd. (The)                                 134,899   2,407,365
    Nagano Keiki Co., Ltd.                                   47,300     338,739
    Nagase & Co., Ltd.                                    1,126,600  17,685,134
    Nakabayashi Co., Ltd.                                 1,049,000   3,091,806
    Nakano Corp.                                            102,100     560,328
#   Nakayama Steel Works, Ltd.                              200,200   1,213,294
    Nakayo, Inc.                                             72,000     265,059
    Namura Shipbuilding Co., Ltd.                           291,252   1,668,601
#   Nanto Bank, Ltd. (The)                                  340,300  10,011,121
    Narasaki Sangyo Co., Ltd.                                71,000     198,297
#   NDS Co., Ltd.                                            88,199   2,548,092
    NEC Capital Solutions, Ltd.                             223,700   3,853,880
    Neturen Co., Ltd.                                       799,900   7,363,205
    Nice Holdings, Inc.                                   1,326,000   1,899,247
    Nichia Steel Works, Ltd.                                770,300   2,018,653
    Nichiban Co., Ltd.                                      499,000   4,450,682
    Nichicon Corp.                                        1,572,400  17,280,975
    Nichiden Corp.                                           23,300     836,300
    Nichiha Corp.                                               110       4,086
    Nichimo Co., Ltd.                                       710,000   1,171,576
    Nichireki Co., Ltd.                                     699,900   8,468,118
    Nichirin Co., Ltd.                                       24,500     547,051
    Nihon Dempa Kogyo Co., Ltd.                             510,500   4,269,379
    Nihon Eslead Corp.                                      178,900   3,374,522
    Nihon Nohyaku Co., Ltd.                                 259,700   1,509,002
#   Nihon Plast Co., Ltd.                                   129,900   1,543,734
    Nihon Tokushu Toryo Co., Ltd.                           135,600   2,277,177

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nihon Yamamura Glass Co., Ltd.                        1,708,000 $ 2,926,347
    Nikkiso Co., Ltd.                                        25,600     264,193
    Nikko Co., Ltd.                                         128,000   2,627,580
    Nikkon Holdings Co., Ltd.                             1,070,100  25,297,343
    Nippi, Inc.                                              46,000     331,985
    Nippo Corp.                                             543,000  11,046,884
    Nippon Beet Sugar Manufacturing Co., Ltd.               262,100   5,126,471
    Nippon Carbide Industries Co., Inc.                   1,150,000   1,939,075
    Nippon Carbon Co., Ltd.                                 137,500   4,489,986
    Nippon Chemi-Con Corp.                                3,708,000  14,979,617
    Nippon Chemical Industrial Co., Ltd.                  2,426,000   5,201,595
    Nippon Coke & Engineering Co., Ltd.                   2,609,900   2,461,753
#   Nippon Concrete Industries Co., Ltd.                    983,900   3,816,962
    Nippon Denko Co., Ltd.                                3,106,560  14,583,134
    Nippon Densetsu Kogyo Co., Ltd.                         224,900   4,470,082
    Nippon Felt Co., Ltd.                                    73,100     338,021
    Nippon Fine Chemical Co., Ltd.                          244,300   2,226,761
    Nippon Flour Mills Co., Ltd.                            726,900  11,712,803
    Nippon Hume Corp.                                       630,300   3,937,109
    Nippon Kinzoku Co., Ltd.                                154,000   3,088,514
    Nippon Koei Co., Ltd.                                   338,000   9,351,803
#   Nippon Koshuha Steel Co., Ltd.                        1,023,000   1,028,809
    Nippon Light Metal Holdings Co., Ltd.                 4,933,500  13,273,623
    Nippon Paper Industries Co., Ltd.                       943,600  18,812,410
    Nippon Pillar Packing Co., Ltd.                         377,000   6,306,578
    Nippon Piston Ring Co., Ltd.                            208,300   4,094,667
    Nippon Rietec Co., Ltd.                                  49,300     581,315
    Nippon Road Co., Ltd. (The)                           2,222,000  12,410,953
    Nippon Seiki Co., Ltd.                                  232,000   4,441,944
    Nippon Seisen Co., Ltd.                                 292,000   2,169,900
#*  Nippon Sheet Glass Co., Ltd.                          1,997,199  16,900,099
    Nippon Signal Co., Ltd.                                 875,100   8,885,383
    Nippon Soda Co., Ltd.                                 2,573,000  14,437,377
    Nippon Steel & Sumikin Bussan Corp.                     340,480  17,550,592
    Nippon Systemware Co., Ltd.                             109,500   1,800,005
    Nippon Thompson Co., Ltd.                             1,373,800   7,848,588
    Nippon View Hotel Co., Ltd.                              44,700     565,002
#   Nippon Yakin Kogyo Co., Ltd.                          4,559,100   9,168,949
    Nishi-Nippon Financial Holdings, Inc.                   354,000   3,982,871
    Nishikawa Rubber Co., Ltd.                               11,400     229,726
    Nishimatsu Construction Co., Ltd.                     2,870,073  16,517,062
    Nissan Shatai Co., Ltd.                                 217,600   2,252,928
    Nissan Tokyo Sales Holdings Co., Ltd.                   289,100   1,097,142
    Nissei Plastic Industrial Co., Ltd.                     309,300   3,234,389
    Nisshin Fudosan Co.                                     996,400   5,553,766
    Nisshin Oillio Group, Ltd. (The)                      3,822,000  22,626,271
#   Nisshin Steel Co., Ltd.                                 576,500   7,063,500
    Nisshinbo Holdings, Inc.                              1,998,300  20,236,002
    Nissin Corp.                                          1,244,000   6,016,347
    Nissin Kogyo Co., Ltd.                                  491,800   8,236,528
#   Nissin Sugar Co., Ltd.                                  365,100   6,299,782
    Nissui Pharmaceutical Co., Ltd.                         103,300   1,303,726
    Nitta Gelatin, Inc.                                      46,400     319,056

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nittan Valve Co., Ltd.                                  213,100 $   787,338
    Nittetsu Mining Co., Ltd.                               197,800  11,101,878
#   Nitto FC Co., Ltd.                                      130,705   1,081,018
    Nitto Fuji Flour Milling Co., Ltd.                       32,400   1,164,859
    Nitto Kogyo Corp.                                       118,400   1,917,734
    Nitto Seiko Co., Ltd.                                   370,400   1,822,180
    Nittoc Construction Co., Ltd.                             2,300      12,166
    Noda Corp.                                               64,100     596,001
    Nohmi Bosai, Ltd.                                        12,300     189,146
    Noritake Co., Ltd.                                      161,400   6,187,067
    Noritsu Koki Co., Ltd.                                  627,400   5,775,951
    Noritz Corp.                                            262,200   5,142,591
    North Pacific Bank, Ltd.                              6,362,300  21,327,644
    Nozawa Corp.                                              7,600      97,870
    NS United Kaiun Kaisha, Ltd.                          3,310,000   6,918,214
    NTN Corp.                                               861,000   4,007,121
    Odelic Co., Ltd.                                          8,000     367,393
    Oenon Holdings, Inc.                                    621,300   1,543,835
    Ogaki Kyoritsu Bank, Ltd. (The)                       6,857,000  19,810,236
    Ohashi Technica, Inc.                                    47,700     612,287
    Oita Bank, Ltd. (The)                                 3,928,000  14,801,485
    Okabe Co., Ltd.                                          40,000     391,561
    Okamoto Machine Tool Works, Ltd.                         41,000     106,010
    Okamura Corp.                                            73,600     748,229
    Okasan Securities Group, Inc.                           985,000   5,965,383
#   OKK Corp.                                             1,877,000   2,414,999
    Okumura Corp.                                           349,000   2,539,689
    Okura Industrial Co., Ltd.                            1,191,000   7,699,524
    Okuwa Co., Ltd.                                         225,000   2,395,679
    Olympic Group Corp.                                     314,200   1,675,332
    ONO Sokki Co., Ltd.                                      68,300     464,907
#   Onoken Co., Ltd.                                        401,500   6,677,125
    Onward Holdings Co., Ltd.                             2,559,000  18,564,722
    Organo Corp.                                            281,000   1,497,903
    Origin Electric Co., Ltd.                               439,000   1,245,671
    Osaka Organic Chemical Industry, Ltd.                   166,000   1,971,554
    Osaka Steel Co., Ltd.                                   546,800  11,268,632
    Osaki Electric Co., Ltd.                                605,000   4,625,306
    OUG Holdings, Inc.                                       41,000      98,494
    Oyo Corp.                                               120,600   1,747,970
    Pacific Industrial Co., Ltd.                            943,200  12,261,401
    PALTAC Corp.                                            262,200   9,513,242
    PanaHome Corp.                                          160,000   1,737,635
    Parco Co., Ltd.                                         339,500   4,184,378
    Parker Corp.                                              3,000      15,652
    Pegasus Sewing Machine Manufacturing Co., Ltd.           87,700     590,769
    Piolax, Inc.                                            584,600  16,149,550
#*  Pioneer Corp.                                         3,566,800   7,043,095
    Pocket Card Co., Ltd.                                   229,300   1,506,239
#   Press Kogyo Co., Ltd.                                 2,782,700  13,088,505
    PS Mitsubishi Construction Co., Ltd.                    369,400   1,694,479
    Punch Industry Co., Ltd.                                 59,600     715,533
    Rasa Corp.                                                6,000      49,503

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Rasa Industries, Ltd.                                    23,000 $    32,473
    Regal Corp.                                               5,000      13,286
    Rengo Co., Ltd.                                       4,342,800  24,652,849
    Rheon Automatic Machinery Co., Ltd.                     220,600   2,386,360
    Rhythm Watch Co., Ltd.                                2,492,000   5,314,229
    Ricoh Leasing Co., Ltd.                                 404,200  14,122,925
#   Right On Co., Ltd.                                      433,900   3,936,418
    Riken Corp.                                             126,300   5,911,198
    Riken Keiki Co., Ltd.                                   117,800   2,227,032
#   Riken Technos Corp.                                   1,063,300   5,937,338
    Riso Kagaku Corp.                                       330,264   6,905,993
    Round One Corp.                                         445,400   4,756,873
    Ryobi, Ltd.                                           3,661,000  17,313,335
    Ryoden Corp.                                            765,000   5,566,138
    Ryosan Co., Ltd.                                        303,300  11,862,466
    Ryoyo Electro Corp.                                     364,700   5,876,317
    Sakai Chemical Industry Co., Ltd.                     2,599,000  10,532,440
    Sakai Heavy Industries, Ltd.                            734,000   2,268,799
    Sakai Ovex Co., Ltd.                                    119,900   1,971,960
    Sala Corp.                                               86,700     722,362
#   SAMTY Co., Ltd.                                         323,000   4,739,722
    San Holdings, Inc.                                       78,500   1,630,786
    San-Ai Oil Co., Ltd.                                  1,312,200  13,332,159
    San-In Godo Bank, Ltd. (The)                          4,148,400  33,694,510
#*  Sanden Holdings Corp.                                 3,534,000  10,079,930
    Sanken Electric Co., Ltd.                             1,114,000   5,647,397
    Sanki Engineering Co., Ltd.                           1,325,600  14,987,099
    Sanko Metal Industrial Co., Ltd.                         19,500     587,505
    Sankyo Seiko Co., Ltd.                                  519,900   1,843,433
#   Sankyo Tateyama, Inc.                                   493,000   6,964,814
    Sanoh Industrial Co., Ltd.                              477,100   3,439,712
#   Sanoyas Holdings Corp.                                  228,700     532,814
    Sansei Technologies, Inc.                                56,000     476,458
#   Sansha Electric Manufacturing Co., Ltd.                 157,900     811,868
    Sanshin Electronics Co., Ltd.                           369,400   4,645,846
    Sanyei Corp.                                                400      13,874
    Sanyo Chemical Industries, Ltd.                         150,800   7,161,392
    Sanyo Denki Co., Ltd.                                   320,000   3,564,473
    Sanyo Engineering & Construction, Inc.                  126,100     974,477
    Sanyo Housing Nagoya Co., Ltd.                           16,900     172,689
    Sanyo Industries, Ltd.                                  619,000   1,262,227
#   Sanyo Shokai, Ltd.                                      180,163   2,713,127
    Sanyo Special Steel Co., Ltd.                         2,864,000  17,377,295
    Sata Construction Co., Ltd.                              25,100     103,719
    Sato Shoji Corp.                                        177,800   1,602,559
    Satori Electric Co., Ltd.                                68,160     562,175
#   Sawada Holdings Co., Ltd.                                35,500     322,333
#   Saxa Holdings, Inc.                                   1,688,000   3,442,116
    SBS Holdings, Inc.                                      191,800   1,463,750
#   Scroll Corp.                                            678,700   2,370,939
#   Seibu Electric Industry Co., Ltd.                        47,000   1,019,292
    Seika Corp.                                             716,000   3,095,285
    Seikitokyu Kogyo Co., Ltd.                              296,100   1,605,557

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Seiko Holdings Corp.                                  3,662,000 $16,346,992
    Seikoh Giken Co., Ltd.                                    3,900      66,892
    Seino Holdings Co., Ltd.                                301,419   4,058,565
    Sekisui Jushi Corp.                                     490,100   8,912,545
    Sekisui Plastics Co., Ltd.                              749,300   6,405,039
    Senko Group Holdings Co., Ltd.                           41,980     285,782
#   Senshu Electric Co., Ltd.                                77,000   1,549,766
    Senshu Ikeda Holdings, Inc.                           4,461,000  18,479,000
#   Senshukai Co., Ltd.                                     281,800   1,736,651
#   Shibaura Mechatronics Corp.                             739,000   2,279,450
    Shibusawa Warehouse Co., Ltd. (The)                     444,000   1,461,875
#   Shiga Bank, Ltd. (The)                                2,986,000  15,824,741
    Shikibo, Ltd.                                         3,276,000   4,456,788
    Shikoku Bank, Ltd. (The)                              3,047,000   8,170,433
    Shima Seiki Manufacturing, Ltd.                         132,900   6,463,381
    Shimachu Co., Ltd.                                    1,191,000  29,803,304
    Shimane Bank, Ltd. (The)                                 17,400     208,649
    Shimizu Bank, Ltd. (The)                                199,200   6,323,460
    Shimojima Co., Ltd.                                       3,400      34,252
    Shin Nippon Air Technologies Co., Ltd.                  319,320   4,603,057
    Shin-Etsu Polymer Co., Ltd.                             579,000   5,610,191
    Shinagawa Refractories Co., Ltd.                      1,426,000   3,890,494
    Shindengen Electric Manufacturing Co., Ltd.             835,000   4,330,399
    Shinko Electric Industries Co., Ltd.                  2,073,600  15,087,446
    Shinko Plantech Co., Ltd.                               100,800     861,313
    Shinko Shoji Co., Ltd.                                  477,300   6,237,267
    Shinko Wire Co., Ltd.                                   517,000   1,157,904
    Shinmaywa Industries, Ltd.                            2,421,000  21,168,152
    Shinnihon Corp.                                         486,500   3,962,689
#   Shinsho Corp.                                            91,499   2,421,516
    Shizuoka Gas Co., Ltd.                                  759,500   5,744,634
    Shobunsha Publications, Inc.                              5,800      39,449
    Shoei Foods Corp.                                       129,700   5,550,531
*   Showa Corp.                                           1,061,600  10,255,186
    Showa Denko K.K.                                        590,700  15,375,562
    Sinanen Holdings Co., Ltd.                              200,500   4,068,078
    Sintokogio, Ltd.                                        802,762   8,453,685
    SK-Electronics Co., Ltd.                                 90,200   1,112,944
    SKY Perfect JSAT Holdings, Inc.                       2,604,600  11,692,115
    SMK Corp.                                               409,000   1,727,164
    SNT Corp.                                               596,300   3,913,365
    Soda Nikka Co., Ltd.                                    272,100   1,349,415
    Sodick Co., Ltd.                                        304,000   3,702,392
    Soft99 Corp.                                             38,900     314,678
    SPK Corp.                                                19,918     527,845
    Starzen Co., Ltd.                                        12,000     537,615
    Stella Chemifa Corp.                                     17,100     480,677
    Subaru Enterprise Co., Ltd.                              24,600   1,392,377
    Sugimoto & Co., Ltd.                                     82,000   1,208,962
#   Suminoe Textile Co., Ltd.                             1,757,000   4,936,797
    Sumitomo Bakelite Co., Ltd.                           2,543,000  18,474,005
    Sumitomo Densetsu Co., Ltd.                             225,800   3,596,262
    Sumitomo Precision Products Co., Ltd.                   862,000   2,802,655

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Sumitomo Riko Co., Ltd.                                 835,700 $ 8,741,408
    Sumitomo Seika Chemicals Co., Ltd.                        9,400     472,607
    Sumitomo Warehouse Co., Ltd. (The)                    2,557,000  16,384,666
    Sun-Wa Technos Corp.                                    198,400   3,376,062
    Suncall Corp.                                            36,000     209,802
*   SWCC Showa Holdings Co., Ltd.                         7,294,000   6,015,052
    T RAD Co., Ltd.                                       1,711,000   5,406,414
    T&K Toka Co., Ltd.                                      129,900   1,424,954
    Tabuchi Electric Co., Ltd.                              141,000     432,677
    Tachi-S Co., Ltd.                                       497,900   9,083,363
    Tachibana Eletech Co., Ltd.                             359,020   5,192,263
#   Tachikawa Corp.                                         210,600   2,453,044
    Taihei Dengyo Kaisha, Ltd.                              664,000   9,596,313
#   Taiheiyo Kouhatsu, Inc.                               2,044,000   1,963,998
    Taiho Kogyo Co., Ltd.                                   512,900   7,230,459
    Taiko Bank, Ltd. (The)                                  111,000     236,301
    Taiyo Yuden Co., Ltd.                                   461,600   7,751,199
    Takachiho Koheki Co., Ltd.                                3,400      32,602
    Takano Co., Ltd.                                        242,100   2,575,509
    Takaoka Toko Co., Ltd.                                  108,944   1,823,794
    Takara Standard Co., Ltd.                               460,953   7,739,672
    Takasago International Corp.                             96,700   3,798,287
    Takasago Thermal Engineering Co., Ltd.                   92,400   1,542,207
    Takashima & Co., Ltd.                                    80,000     155,914
    Take And Give Needs Co., Ltd.                           305,390   2,150,198
    TAKEBISHI Corp.                                          14,200     189,204
    Takeei Corp.                                            216,700   2,194,858
#   Takigami Steel Construction Co., Ltd. (The)             115,000     510,771
#   Takisawa Machine Tool Co., Ltd.                         426,000     679,450
    Tamron Co., Ltd.                                         50,400     945,392
    Tamura Corp.                                          1,473,948   8,053,655
    Tatsuta Electric Wire and Cable Co., Ltd.               425,600   2,728,514
    Tayca Corp.                                             829,000   7,332,216
    TBK Co., Ltd.                                           647,800   2,917,249
#   TECHNO ASSOCIE Co., Ltd.                                166,200   1,892,560
#   Techno Ryowa, Ltd.                                      225,570   1,737,574
    Teikoku Tsushin Kogyo Co., Ltd.                         673,000   1,402,669
    Tenma Corp.                                             448,300   9,046,806
    Teraoka Seisakusho Co., Ltd.                             56,300     224,859
    Terasaki Electric Co., Ltd.                               4,100      51,975
#   Tigers Polymer Corp.                                    309,100   2,080,797
#*  Toa Corp.(6894508)                                      564,300   9,213,562
    Toa Corp.(6894434)                                      150,700   1,571,640
    Toa Oil Co., Ltd.                                     1,342,000   1,752,440
    TOA ROAD Corp.                                        1,298,000   5,363,640
    Toabo Corp.                                             110,800     565,294
    Toagosei Co., Ltd.                                    1,071,900  12,929,306
    Tobu Store Co., Ltd.                                      1,400      40,299
    Tochigi Bank, Ltd. (The)                              2,849,000  11,592,883
    Toda Corp.                                            1,197,000   8,229,021
    Toda Kogyo Corp.                                        880,000   3,338,825
    Toei Co., Ltd.                                          310,000   3,160,644
    Toenec Corp.                                          1,127,000   6,843,426

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Togami Electric Manufacturing Co., Ltd.                  26,000 $   114,070
#   Toho Acetylene Co., Ltd.                                  8,700     139,159
    Toho Bank, Ltd. (The)                                 5,209,000  18,174,921
#   Toho Holdings Co., Ltd.                                 315,500   6,237,019
    Toho Zinc Co., Ltd.                                   1,290,000   5,554,610
#   Tohoku Bank, Ltd. (The)                               1,634,000   2,250,927
    Tohokushinsha Film Corp.                                 53,700     375,488
    Tohto Suisan Co., Ltd.                                   78,000   1,330,624
    Tokai Carbon Co., Ltd.                                4,397,300  28,377,591
#   Tokai Lease Co., Ltd.                                   610,000   1,183,859
    Tokai Rika Co., Ltd.                                    775,900  14,247,385
    Tokushu Tokai Paper Co., Ltd.                           185,922   6,994,046
    Tokyo Dome Corp.                                        120,100   1,155,928
#   Tokyo Electron Device, Ltd.                             156,400   2,535,227
    Tokyo Energy & Systems, Inc.                            725,300   7,098,104
#   Tokyo Keiki, Inc.                                     1,122,000   2,949,428
    Tokyo Radiator Manufacturing Co., Ltd.                   28,700     265,917
    Tokyo Sangyo Co., Ltd.                                  543,100   2,259,022
    Tokyo Tekko Co., Ltd.                                 1,224,000   5,037,909
    Tokyo TY Financial Group, Inc.                          447,757  11,916,437
#   Tokyu Recreation Co., Ltd.                              218,328   1,661,161
    Toli Corp.                                            1,147,200   3,732,637
#   Tomato Bank, Ltd.                                       141,600   1,973,786
    Tomoe Corp.                                             875,900   2,900,606
    Tomoe Engineering Co., Ltd.                              84,700   1,392,431
#   Tomoku Co., Ltd.                                      1,486,000   5,254,603
    TOMONY Holdings, Inc.                                 3,589,800  17,554,619
    Tonami Holdings Co., Ltd.                             1,601,000   6,294,750
    Toppan Forms Co., Ltd.                                  857,800   8,918,979
    Topre Corp.                                              83,100   2,190,592
    Topy Industries, Ltd.                                   544,100  16,710,748
    Torii Pharmaceutical Co., Ltd.                          139,600   3,898,444
    Tosei Corp.                                             594,900   4,649,623
    Toshiba Machine Co., Ltd.                               802,000   3,808,393
#   Tosho Printing Co., Ltd.                                278,000   1,371,843
#   Tottori Bank, Ltd. (The)                                125,299   1,933,699
    Towa Bank, Ltd. (The)                                 6,474,000   7,210,482
    Towa Corp.                                               76,908   1,198,197
    Toyo Construction Co., Ltd.                           1,354,400   5,797,828
    Toyo Corp.                                               25,900     249,835
    Toyo Denki Seizo K.K.                                    81,500   1,422,203
    Toyo Engineering Corp.                                  380,000     999,443
    Toyo Ink SC Holdings Co., Ltd.                        3,321,000  17,207,679
    Toyo Kanetsu K.K.                                     1,483,000   4,854,227
    Toyo Kohan Co., Ltd.                                  2,035,200   8,946,170
    Toyo Machinery & Metal Co., Ltd.                        203,000   1,466,464
    Toyo Securities Co., Ltd.                             1,172,000   2,661,965
    Toyo Tanso Co., Ltd.                                    244,000   4,083,820
    Toyo Wharf & Warehouse Co., Ltd.                      1,124,000   1,916,726
    Trusco Nakayama Corp.                                     1,578      40,473
    TS Tech Co., Ltd.                                       155,200   4,599,753
    TSI Holdings Co., Ltd.                                1,775,520  12,821,638
    Tsubakimoto Kogyo Co., Ltd.                              71,000     326,095

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#*  Tsudakoma Corp.                                         877,000 $ 1,502,769
    Tsukada Global Holdings, Inc.                           106,700     580,651
    Tsukishima Kikai Co., Ltd.                              341,600   3,872,770
    Tsukuba Bank, Ltd.                                    1,776,967   5,327,596
    Tsurumi Manufacturing Co., Ltd.                         264,600   4,431,569
    Tsutsumi Jewelry Co., Ltd.                              187,400   3,390,927
    TTK Co., Ltd.                                           132,000     628,909
    TV Asahi Holdings Corp.                                 361,800   6,578,751
    Tv Tokyo Holdings Corp.                                 246,700   5,132,454
    TYK Corp.                                               534,800   1,041,891
#*  U-Shin, Ltd.                                            636,700   4,276,160
    UACJ Corp.                                            5,244,000  15,477,975
    Ube Industries, Ltd.                                  6,778,200  18,361,270
    Uchida Yoko Co., Ltd.                                   284,200   7,076,000
    Ueki Corp.                                              187,000     466,174
    UKC Holdings Corp.                                      333,500   5,009,651
    Uniden Holdings Corp.                                   183,000     435,721
    Unipres Corp.                                           706,800  16,438,281
    United Super Markets Holdings, Inc.                     297,800   3,021,944
    Universal Entertainment Corp.                            66,200   1,899,250
#   Unizo Holdings Co., Ltd.                                205,800   4,775,051
    Ushio, Inc.                                             502,800   7,056,479
    Utoc Corp.                                               74,300     300,577
    Vital KSK Holdings, Inc.                                337,215   2,700,977
    Wacoal Holdings Corp.                                 1,643,000  23,080,602
    Wakachiku Construction Co., Ltd.                        917,000   1,446,862
    Wakita & Co., Ltd.                                      848,000   9,563,742
    Warabeya Nichiyo Holdings Co., Ltd.                     156,100   4,214,831
    Wood One Co., Ltd.                                      448,000   1,170,666
    Xebio Holdings Co., Ltd.                                622,000  11,714,907
#   YAC Holdings Co., Ltd.                                  217,400   2,696,460
    Yachiyo Industry Co., Ltd.                               76,200     882,233
    Yahagi Construction Co., Ltd.                            27,400     227,051
#   Yaizu Suisankagaku Industry Co., Ltd.                    58,200     637,953
    YAMABIKO Corp.                                          191,996   2,321,447
    Yamada Denki Co., Ltd.                                  234,184   1,250,741
#   Yamagata Bank, Ltd. (The)                             2,607,000  11,834,589
    Yamanashi Chuo Bank, Ltd. (The)                       3,139,000  12,821,729
#   Yamatane Corp.                                          239,099   3,539,293
    Yamato Corp.                                            346,000   2,152,041
    Yamato Kogyo Co., Ltd.                                   63,400   1,777,124
    Yamaya Corp.                                             38,300     554,911
    Yamazawa Co., Ltd.                                        4,900      79,076
    Yashima Denki Co., Ltd.                                  53,600     446,118
    Yasuda Logistics Corp.                                  190,200   1,335,437
    Yellow Hat, Ltd.                                        265,500   6,856,535
    Yodogawa Steel Works, Ltd.                              508,700  13,987,667
    Yokogawa Bridge Holdings Corp.                          841,600  12,804,763
#   Yokohama Reito Co., Ltd.                              1,286,900  12,797,750
    Yokowo Co., Ltd.                                        133,800   1,768,829
    Yondenko Corp.                                          408,250   2,246,110
    Yorozu Corp.                                            515,500   8,701,205
    Yotai Refractories Co., Ltd.                              9,000      30,774

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Yuasa Funashoku Co., Ltd.                            620,000 $    1,901,308
    Yuken Kogyo Co., Ltd.                                361,000        765,874
    Yurtec Corp.                                       1,275,000      8,655,394
    Yusen Logistics Co., Ltd.                            417,300      3,780,588
    Yushiro Chemical Industry Co., Ltd.                  132,700      1,806,702
    Yutaka Giken Co., Ltd.                                 3,300         75,539
    Zenitaka Corp. (The)                                 309,000      1,331,599
                                                                 --------------
TOTAL JAPAN                                                       4,107,277,939
                                                                 --------------
NETHERLANDS -- (2.1%)
    APERAM SA                                          1,324,796     64,389,307
#   Arcadis NV                                           545,438     11,154,340
    ASM International NV                                 795,234     47,855,387
#   BinckBank NV                                       1,452,831      7,991,541
    Boskalis Westminster                               1,780,189     63,671,419
*   Fugro NV                                             484,669      7,784,817
    Gemalto NV                                            38,117      1,942,993
#*  Heijmans NV                                          289,103      2,444,942
    KAS Bank NV                                          367,420      4,238,967
#   Koninklijke BAM Groep NV                           7,301,213     43,415,898
*   Lucas Bols NV                                         15,084        353,444
#   Ordina NV                                          2,555,359      4,774,942
#   SBM Offshore NV                                    5,039,420     87,147,764
*   Telegraaf Media Groep NV                              90,937        647,937
    Van Lanschot Kempen NV                                49,732      1,474,943
                                                                 --------------
TOTAL NETHERLANDS                                                   349,288,641
                                                                 --------------
NEW ZEALAND -- (0.5%)
    Air New Zealand, Ltd.                              9,980,204     25,125,866
    Arvida Group, Ltd.                                   387,190        375,171
    Chorus, Ltd.                                       5,094,938     17,073,088
    Colonial Motor Co., Ltd. (The)                       237,146      1,359,830
    EBOS Group, Ltd.                                     235,181      3,194,855
    Evolve Education Group, Ltd.                          26,394         19,800
    Heartland Bank, Ltd.                               2,712,248      3,707,324
    Kathmandu Holdings, Ltd.                             535,054        912,541
    Metlifecare, Ltd.                                    265,645      1,115,351
#   Metro Performance Glass, Ltd.                         20,956         24,242
    Millennium & Copthorne Hotels New Zealand, Ltd.      838,561      1,737,953
*   New Zealand Oil & Gas, Ltd.                          796,809        358,827
    New Zealand Refining Co., Ltd. (The)               1,374,869      2,549,256
#   NZME, Ltd.                                         1,186,151        826,387
    PGG Wrightson, Ltd.                                2,284,189        995,299
*   Rubicon, Ltd.                                      2,540,000        428,290
    Sanford, Ltd.                                      1,020,617      5,562,077
    Scales Corp., Ltd.                                     1,756          4,498
#   Skellerup Holdings, Ltd.                             436,601        551,067
    SKY Network Television, Ltd.                       1,631,686      4,055,521
#   Steel & Tube Holdings, Ltd.                          530,791        880,782
    Summerset Group Holdings, Ltd.                       119,868        436,647
*   Synlait Milk, Ltd.                                    10,433         34,780
    Tegel Group Holdings, Ltd.                            48,142         45,231

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
    Tourism Holdings, Ltd.                                 772,499 $  2,484,649
#*  Tower, Ltd.                                          2,369,528    1,672,718
    Warehouse Group, Ltd. (The)                            130,879      212,324
                                                                   ------------
TOTAL NEW ZEALAND                                                    75,744,374
                                                                   ------------
NORWAY -- (0.8%)
*   Akastor ASA                                            368,346      754,570
*   Aker Solutions ASA                                     363,662    1,818,824
    American Shipping Co. ASA                              364,914    1,148,741
    Austevoll Seafood ASA                                1,099,301    9,764,879
#*  Avance Gas Holding, Ltd.                               591,730    1,809,021
    Bonheur ASA                                            511,275    5,275,200
#   BW LPG, Ltd.                                         2,082,139    9,388,554
#*  BW Offshore, Ltd.                                    2,943,667    9,072,398
#*  DOF ASA                                              7,948,407      941,412
#*  Fred Olsen Energy ASA                                1,001,481    1,464,040
#   Frontline, Ltd.                                        744,921    4,319,012
*   Kongsberg Automotive ASA                            10,914,813   11,564,478
*   Kvaerner ASA                                         4,451,454    6,497,287
#*  Norske Skogindustrier ASA                            3,019,014      164,685
#   Ocean Yield ASA                                        396,628    3,388,268
*   Odfjell Drilling, Ltd.                                 637,580    1,727,105
    Odfjell SE Class A                                     243,825      918,653
    Opera Software ASA                                     250,856    1,037,794
#*  Petroleum Geo-Services ASA                           8,435,583   18,501,029
#*  Prosafe SE                                             132,739      513,393
#*  REC Silicon ASA                                     16,844,066    2,067,515
#*  Seadrill, Ltd.                                       1,214,992      453,515
*   Sevan Marine ASA                                       278,325      462,178
    Skandiabanken ASA                                       35,978      404,959
#*  Songa Offshore                                         546,651    2,450,839
    SpareBank 1 SMN                                        237,466    2,398,027
    SpareBank 1 SR-Bank ASA                                770,884    7,694,141
    Stolt-Nielsen, Ltd.                                    526,548    8,047,253
    TGS NOPEC Geophysical Co. ASA                          180,687    3,818,393
*   Wallenius Wilhelmsen Logistics                          98,023      612,767
    Wilh Wilhelmsen Holding ASA Class A                    265,435    8,344,808
                                                                   ------------
TOTAL NORWAY                                                        126,823,738
                                                                   ------------
PORTUGAL -- (0.4%)
#*  Banco Comercial Portugues SA Class R                92,019,340   26,229,211
    Corticeira Amorim SGPS SA                            1,779,318   24,821,983
    Mota-Engil SGPS SA                                     387,365    1,089,661
    Navigator Co. SA (The)                                 206,929      891,903
    Sonae Capital SGPS SA                                1,040,410      993,454
    Sonae SGPS SA                                        4,605,893    5,292,919
                                                                   ------------
TOTAL PORTUGAL                                                       59,319,131
                                                                   ------------
SINGAPORE -- (1.1%)
#   Accordia Golf Trust                                  4,194,000    2,180,991
*   ASL Marine Holdings, Ltd.                              400,250       38,239
*   Banyan Tree Holdings, Ltd.                             847,400      343,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    Bonvests Holdings, Ltd.                               1,303,080 $ 1,254,101
    Broadway Industrial Group, Ltd.                         565,300      57,130
    Bukit Sembawang Estates, Ltd.                            29,900     150,180
    Chip Eng Seng Corp., Ltd.                            10,289,298   5,500,536
    Chuan Hup Holdings, Ltd.                              7,277,100   1,449,459
#*  COSCO Shipping International Singapore Co., Ltd.      5,724,400   1,286,884
*   Creative Technology, Ltd.                               393,650     329,533
*   DMX Technologies Group, Ltd.                          3,585,000      51,758
#*  Ezion Holdings, Ltd.                                 36,070,350   6,387,871
#*  Ezra Holdings, Ltd.                                  25,616,009     156,892
    Far East Orchard, Ltd.                                5,185,742   5,920,398
*   First Ship Lease Trust                                  651,800      37,062
    First Sponsor Group, Ltd.                               879,687     886,238
    Frasers Centrepoint, Ltd.                               560,500     796,209
    Frencken Group, Ltd.                                    423,400     155,879
    Fu Yu Corp., Ltd.                                     3,098,500     456,988
    GK Goh Holdings, Ltd.                                 2,306,774   1,734,710
    Golden Agri-Resources, Ltd.                          11,796,100   3,434,801
    GP Batteries International, Ltd.                        311,400     182,538
    GP Industries, Ltd.                                   2,112,708     943,208
#   GuocoLand, Ltd.                                       1,081,500   1,519,701
*   Halcyon Agri Corp., Ltd.                                 84,277      34,242
#   Hanwell Holdings, Ltd.                                6,432,943   1,565,629
    Haw Par Corp., Ltd.                                      62,100     481,408
    Hi-P International, Ltd.                                566,700     426,369
    Hiap Hoe, Ltd.                                           43,100      23,555
    Ho Bee Land, Ltd.                                     6,700,300  11,955,508
    Hong Fok Corp., Ltd.                                  8,053,060   4,660,334
    Hong Leong Asia, Ltd.                                 1,771,000   1,416,484
    Hong Leong Finance, Ltd.                                 81,200     157,433
#   Hotel Grand Central, Ltd.                             2,957,763   2,947,022
    Hour Glass, Ltd. (The)                                1,018,060     505,833
#   Hutchison Port Holdings Trust                         3,279,100   1,556,599
#   Hyflux, Ltd.                                          6,619,300   2,342,841
#   Indofood Agri Resources, Ltd.                         9,863,000   3,602,835
    InnoTek, Ltd.                                         2,651,100     761,560
*   IPC Corp., Ltd.                                         350,190     110,895
    Isetan Singapore, Ltd.                                  166,500     511,993
    Japfa, Ltd.                                             256,400     109,641
    k1 Ventures, Ltd.                                     2,556,800   1,368,433
    Koh Brothers Group, Ltd.                              1,323,000     282,612
#*  KrisEnergy, Ltd.                                      7,140,600     763,517
    KSH Holdings, Ltd.                                       76,375      45,938
    Lian Beng Group, Ltd.                                 5,086,800   2,271,063
    Low Keng Huat Singapore, Ltd.                           252,600     118,796
    Lum Chang Holdings, Ltd.                              1,565,200     404,181
*   Mermaid Maritime PCL                                    249,200      31,245
    Metro Holdings, Ltd.                                 10,297,760   8,846,043
    Mewah International, Inc.                                95,000      20,313
#*  Midas Holdings, Ltd.                                 30,471,000   4,602,815
*   Nam Cheong, Ltd.                                      6,429,100      94,884
#*  Noble Group, Ltd.                                    12,054,999   3,328,324
    NSL, Ltd.                                               532,900     561,900

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    OUE, Ltd.                                            3,430,800 $  5,062,191
*   Pacc Offshore Services Holdings, Ltd.                  181,500       38,101
*   Pacific Radiance, Ltd.                                 112,100        8,600
    QAF, Ltd.                                            3,593,279    3,459,759
*   Raffles Education Corp., Ltd.                       13,997,500    1,999,799
    RHT Health Trust                                       184,200      120,930
    Rotary Engineering, Ltd.                               105,300       27,944
    San Teh, Ltd.                                          148,600       18,781
    SembCorp Industries, Ltd.                            1,654,800    3,941,009
    SembCorp Marine, Ltd.                                  164,200      204,053
    SHS Holdings, Ltd.                                     449,700       73,079
    SIIC Environment Holdings, Ltd.                        712,200      254,896
    Sinarmas Land, Ltd.                                     80,300       25,158
    Sing Holdings, Ltd.                                    294,900       80,438
    Sing Investments & Finance, Ltd.                       144,600      161,567
    Singapore Reinsurance Corp., Ltd.                    2,999,110      708,858
    Singapura Finance, Ltd.                                210,000      159,524
#*  Sino Grandness Food Industry Group, Ltd.            12,164,654    1,972,072
#   Stamford Land Corp., Ltd.                            3,472,400    1,333,326
    Sunningdale Tech, Ltd.                               2,497,280    3,720,027
*   SunVic Chemical Holdings, Ltd.                       4,677,400      306,424
#*  Swiber Holdings, Ltd.                               11,008,950      165,725
*   Tat Hong Holdings, Ltd.                              5,293,980    1,443,956
    Tiong Woon Corp. Holding, Ltd.                       3,152,650      569,378
#   Tuan Sing Holdings, Ltd.                            18,288,750    4,511,801
    UMS Holdings, Ltd.                                   2,196,750    1,717,198
    United Engineers, Ltd.                               9,133,632   17,644,096
#   United Industrial Corp., Ltd.                        4,098,721    9,706,285
    UOB-Kay Hian Holdings, Ltd.                             19,100       19,447
    UOL Group, Ltd.                                      1,581,100    9,199,521
    Vibrant Group, Ltd.                                    730,273      207,710
    Wee Hur Holdings, Ltd.                                  94,000       16,658
#   Wheelock Properties Singapore, Ltd.                  3,146,500    4,340,387
#   Wing Tai Holdings, Ltd.                             11,187,054   16,835,074
    Yeo Hiap Seng, Ltd.                                    548,057      523,672
                                                                   ------------
TOTAL SINGAPORE                                                     181,742,787
                                                                   ------------
SPAIN -- (2.2%)
    Acciona SA                                             807,283   69,006,113
    Acerinox SA                                          3,037,459   38,995,109
#   Adveo Group International SA                            70,169      261,030
    Alantra Partners SA                                     44,270      662,472
#   Almirall SA                                            379,041    3,666,129
    Applus Services SA                                     282,523    3,638,836
    Azkoyen SA                                               9,866       90,011
*   Baron de Ley                                            21,307    2,709,167
    Construcciones y Auxiliar de Ferrocarriles SA          221,645    9,855,418
    Ebro Foods SA                                        1,519,161   36,363,893
*   eDreams ODIGEO SA                                      793,023    2,760,435
    Elecnor SA                                              51,093      704,104
    Ence Energia y Celulosa SA                           4,013,327   17,103,521
    Ercros SA                                            2,261,650    8,217,165
    Euskaltel SA                                           285,383    2,917,939

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
#   Fluidra SA                                             358,593 $  3,150,628
    Grupo Catalana Occidente SA                            439,151   19,536,123
    Iberpapel Gestion SA                                   108,318    3,598,155
*   Indra Sistemas SA                                        8,247      127,602
#*  Liberbank SA                                         3,582,012    4,125,914
    Melia Hotels International SA                          775,788   12,024,800
    Miquel y Costas & Miquel SA                             63,892    2,364,785
#   NH Hotel Group SA                                    5,748,501   38,298,066
#   Obrascon Huarte Lain SA                              4,444,153   18,661,847
    Papeles y Cartones de Europa SA                      1,127,970    9,895,961
#*  Pescanova SA                                           299,748      489,327
#*  Quabit Inmobiliaria SA(BYYTT70)                      1,350,032    2,785,937
    Quabit Inmobiliaria SA(BYVXB02)                         67,502      139,840
#*  Sacyr SA                                            10,587,526   28,251,739
    Saeta Yield SA                                         229,121    2,629,060
    Siemens Gamesa Renewable Energy SA                     499,340    8,169,787
#*  Solaria Energia y Medio Ambiente SA                    220,141      355,599
*   Tubacex SA                                           1,526,869    5,976,144
#*  Tubos Reunidos SA                                      226,405      287,733
*   Vocento SA                                             549,751    1,023,619
                                                                   ------------
TOTAL SPAIN                                                         358,844,008
                                                                   ------------
SWEDEN -- (2.6%)
    Acando AB                                            1,823,140    6,142,249
    AddNode Group AB                                        37,990      338,714
    AF AB Class B                                          556,825   12,196,890
    Alimak Group AB                                            345        5,981
    Attendo AB                                              56,269      707,903
*   BE Group AB                                              4,627       33,511
    Beijer Ref AB                                          167,149    5,021,365
    Bergman & Beving AB                                    451,283    5,590,978
    Betsson AB                                             260,071    2,501,103
    Bilia AB Class A                                     1,000,734    9,668,327
    BillerudKorsnas AB                                   2,104,864   33,282,886
    Biotage AB                                             673,277    4,853,743
#   Bjorn Borg AB                                           83,296      345,655
#   Bonava AB                                                6,086      105,778
    Bonava AB Class B                                      479,629    8,392,711
    Bufab AB                                                74,757      838,092
    Bulten AB                                              337,039    5,135,193
    Bure Equity AB                                       1,262,208   15,507,753
#   Byggmax Group AB                                       290,962    2,351,744
    Capio AB                                                27,425      155,818
#   Cavotec SA                                              18,595       71,183
    Cloetta AB Class B                                   4,834,144   17,300,344
    Com Hem Holding AB                                     278,824    4,072,066
    Concentric AB                                          130,565    2,048,625
    Concordia Maritime AB Class B                          421,175      688,475
    Coor Service Management Holding AB                      52,685      378,148
    Dometic Group AB                                       437,308    3,696,575
    Doro AB                                                311,218    1,946,110
    Duni AB                                                341,725    4,952,744
    Eastnine AB                                             44,177      377,405

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
#   Elanders AB Class B                                     89,161 $  1,062,571
#*  Eltel AB                                               203,094      645,990
#   Granges AB                                             601,795    6,652,121
    Gunnebo AB                                             737,249    3,925,121
*   Haldex AB                                            1,162,884   15,522,019
#   Hoist Finance AB                                       284,172    3,149,072
    Holmen AB Class B                                      890,251   40,208,675
    Inwido AB                                              720,538    9,058,291
    KappAhl AB                                           1,415,666    8,053,809
    KNOW IT AB                                             308,756    4,976,910
    Lagercrantz Group AB Class B                           314,680    3,563,025
    Lindab International AB                              1,614,397   16,975,758
    Loomis AB Class B                                      130,083    4,832,851
*   Medivir AB Class B                                     221,252    1,834,744
#   Mekonomen AB                                            97,766    2,058,861
#   Modern Times Group MTG AB Class B                       14,004      486,694
*   Momentum Group AB Class B                              445,648    4,595,134
#   MQ Holding AB                                          658,536    2,576,384
#   Mycronic AB                                            742,493    7,740,033
#*  Net Insight AB Class B                               3,089,302    2,028,563
    New Wave Group AB Class B                            1,231,116    8,576,568
    Nolato AB Class B                                       73,111    3,210,641
    Nordax Group AB                                         31,123      170,645
#   Opus Group AB                                        4,530,146    3,953,643
    Pandox AB                                               62,903    1,131,467
    Peab AB                                              3,626,932   42,573,893
#   Pricer AB Class B                                      967,624    1,168,758
#   Ratos AB Class B                                     1,499,153    7,161,690
#   Recipharm AB Class B                                   173,331    2,082,203
    Rezidor Hotel Group AB                                 472,521    1,821,034
    Rottneros AB                                           257,771      231,429
    Saab AB Class B                                        483,350   22,427,193
#*  SAS AB                                               4,431,442   10,592,391
    Scandic Hotels Group AB                                367,355    5,107,595
    Semcon AB                                              141,509      937,043
    SkiStar AB                                              53,922    1,198,987
*   SSAB AB Class A                                        867,838    4,420,075
#*  SSAB AB Class B                                      4,637,894   19,224,170
#   Swedol AB Class B                                      147,599      528,583
#   Systemair AB                                            32,928      558,905
    Transcom Worldwide AB                                  150,420    1,630,181
    VBG Group AB Class B                                    13,428      226,228
                                                                   ------------
TOTAL SWEDEN                                                        427,588,017
                                                                   ------------
SWITZERLAND -- (4.4%)
    Allreal Holding AG                                     237,841   43,246,320
*   Alpiq Holding AG                                         7,733      655,749
    ALSO Holding AG                                         44,929    5,875,399
#*  Arbonia AG                                             657,157   12,503,290
#   Aryzta AG                                              825,900   26,540,222
    Autoneum Holding AG                                      5,136    1,234,174
    Baloise Holding AG                                     343,030   55,113,269
#   Bank Cler AG                                            33,731    1,515,608

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
SWITZERLAND -- (Continued)
    Banque Cantonale de Geneve                              31,819 $ 5,249,520
    Banque Cantonale du Jura SA                              7,739     474,616
    Banque Cantonale Vaudoise                               15,579  11,271,370
#   Basler Kantonalbank                                      6,998     517,056
    Bell Food Group AG                                      11,686   5,377,664
    Bellevue Group AG                                      100,857   2,017,654
#   Berner Kantonalbank AG                                  15,844   3,000,922
    Bobst Group SA                                         183,089  20,384,322
    Bucher Industries AG                                       244      81,361
    Calida Holding AG                                       14,489     582,687
    Carlo Gavazzi Holding AG                                 7,780   2,839,807
    Cham Paper Holding AG                                   10,508   4,302,121
#*  Cicor Technologies, Ltd.                                16,597     871,929
    Cie Financiere Tradition SA                             17,131   1,574,114
    Coltene Holding AG                                      47,839   4,948,610
    Conzzeta AG                                             19,303  20,200,444
    Daetwyler Holding AG                                    93,695  15,313,636
#*  Dottikon Es Holding AG                                      71      64,590
#   EFG International AG                                   836,060   6,208,099
    Emmi AG                                                 30,812  21,708,386
    Energiedienst Holding AG                                 5,362     146,400
    Flughafen Zurich AG                                     95,201  24,279,943
    Forbo Holding AG                                         2,014   3,057,940
    GAM Holding AG                                       2,911,974  45,910,192
    Georg Fischer AG                                         6,813   7,748,709
    Gurit Holding AG                                        10,183  12,235,760
    Helvetia Holding AG                                    136,023  76,026,718
    HOCHDORF Holding AG                                     11,064   3,317,590
    Huber & Suhner AG                                      113,609   8,096,585
    Implenia AG                                            270,608  20,012,755
    Jungfraubahn Holding AG                                 14,819   1,747,356
    Kardex AG                                                3,995     440,320
    Komax Holding AG                                         8,806   2,572,248
    Kudelski SA                                            252,177   4,015,058
    Liechtensteinische Landesbank AG                        95,005   4,804,232
    Luzerner Kantonalbank AG                                10,365   4,660,734
    MCH Group AG                                            16,013   1,271,680
    Metall Zug AG Class B                                      683   2,857,901
#   Mikron Holding AG                                       14,682      98,093
    Mobimo Holding AG                                       83,337  23,790,080
#   OC Oerlikon Corp. AG                                   937,270  13,713,163
*   Orascom Development Holding AG                          26,470     184,231
#   Orell Fuessli Holding AG                                   356      47,276
    Orior AG                                                60,269   4,493,182
#   Phoenix Mecano AG                                        3,441   2,001,867
    Plazza AG Class A                                       14,360   3,414,514
    Rieter Holding AG                                       11,214   2,597,092
    Romande Energie Holding SA                               1,319   1,779,920
*   Schmolz + Bickenbach AG                              9,871,803   9,075,729
    Schweiter Technologies AG                                2,730   3,592,962
    SFS Group AG                                            90,516  10,297,048
    Siegfried Holding AG                                    50,007  14,542,525
#   St Galler Kantonalbank AG                               32,204  14,344,746

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Sulzer AG                                              228,776 $ 25,666,143
#   Swissquote Group Holding SA                             77,224    2,224,049
    Tamedia AG                                              10,522    1,621,463
    Thurgauer Kantonalbank                                   9,920    1,033,034
    Valiant Holding AG                                     155,590   18,340,468
    Valora Holding AG                                       67,996   22,570,939
    Vaudoise Assurances Holding SA                          22,791   12,678,752
    Vetropack Holding AG                                     1,370    2,892,855
    Vontobel Holding AG                                    230,733   15,349,460
    VP Bank AG                                              36,039    4,538,875
    Walliser Kantonalbank                                    6,979      687,405
    Zehnder Group AG                                       116,974    4,106,404
    Zug Estates Holding AG Class B                             567    1,085,507
    Zuger Kantonalbank AG                                       97      536,159
                                                                   ------------
TOTAL SWITZERLAND                                                   714,179,001
                                                                   ------------
UNITED KINGDOM -- (14.1%)
    Aberdeen Asset Management P.L.C.                       134,757      585,776
    Acacia Mining P.L.C.                                 2,959,557    6,808,258
    Acal P.L.C.                                          1,106,765    4,582,314
    Aggreko P.L.C.                                         979,112   10,945,638
*   Aldermore Group P.L.C.                               2,115,590    6,055,988
    Alumasc Group P.L.C. (The)                             555,998    1,236,079
    Amec Foster Wheeler P.L.C.                           2,087,973   12,247,874
    Anglo Pacific Group P.L.C.                           1,311,589    2,026,794
#   Anglo-Eastern Plantations P.L.C.                       242,757    2,706,756
    BBA Aviation P.L.C.                                  5,718,462   22,616,096
    Beazley P.L.C.                                      13,123,323   88,688,640
    Bellway P.L.C.                                       3,469,288  146,087,057
    Berendsen P.L.C.                                       278,689    4,687,962
    Berkeley Group Holdings P.L.C.                         172,736    7,966,308
    BGEO Group P.L.C.                                      421,944   19,202,739
    Bloomsbury Publishing P.L.C.                           170,281      403,751
    Bodycote P.L.C.                                      4,824,496   57,917,414
    Bovis Homes Group P.L.C.                             4,858,103   64,856,694
    Braemar Shipping Services P.L.C.                        29,890      116,402
*   Cairn Energy P.L.C.                                    845,190    2,006,550
*   Cambian Group P.L.C.                                   269,179      693,858
    Cape P.L.C.                                            630,954    2,175,682
#   Carillion P.L.C.                                    11,219,627    8,401,368
    Carr's Group P.L.C.                                    536,914    1,009,871
    Castings P.L.C.                                        435,355    2,657,825
    Centamin P.L.C.                                     30,673,800   67,279,034
    Chemring Group P.L.C.                                2,748,039    6,492,616
    Chesnara P.L.C.                                        820,076    4,128,923
    Clarkson P.L.C.                                         47,167    1,664,805
    Close Brothers Group P.L.C.                          2,208,713   44,909,650
    Communisis P.L.C.                                    2,655,472    1,667,907
    Computacenter P.L.C.                                 1,447,609   16,893,516
#   Countrywide P.L.C.                                     980,148    1,991,599
    Cranswick P.L.C.                                        43,170    1,652,829
    Crest Nicholson Holdings P.L.C.                      2,370,392   16,830,556
*   CYBG P.L.C.                                            633,664    2,232,086

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    Daejan Holdings P.L.C.                                  45,145 $  3,883,268
    Dairy Crest Group P.L.C.                               115,269      902,210
    Debenhams P.L.C.                                    17,957,617   10,188,540
    DFS Furniture P.L.C.                                    40,112      112,281
    Dixons Carphone P.L.C.                               5,329,005   18,927,194
    Drax Group P.L.C.                                    8,247,498   34,654,073
    DS Smith P.L.C.                                      1,825,996   11,631,842
*   EI Group P.L.C.                                     13,270,289   24,922,465
    Elementis P.L.C.                                     2,553,540    9,981,332
*   EnQuest P.L.C.                                       4,240,035    1,882,198
    Entertainment One, Ltd.                              1,036,609    3,259,403
    Equiniti Group P.L.C.                                   72,256      250,570
*   Evraz P.L.C.                                           333,849    1,049,210
    Fenner P.L.C.                                        1,663,325    7,557,871
    Ferrexpo P.L.C.                                      1,423,288    4,470,811
*   Firstgroup P.L.C.                                   23,718,654   36,170,760
*   Flybe Group P.L.C.                                     408,445      201,960
    Foxtons Group P.L.C.                                    94,970      112,508
    Fuller Smith & Turner P.L.C. Class A                     8,792      118,033
*   Future P.L.C.                                           65,591      275,820
    Galliford Try P.L.C.                                 1,596,634   28,550,464
*   Gem Diamonds, Ltd.                                   2,178,111    2,364,922
    Grafton Group P.L.C.                                 3,726,676   37,743,441
    Greene King P.L.C.                                   7,826,949   70,706,299
    Gulf Marine Services P.L.C.                            535,518      437,177
    GVC Holdings P.L.C.                                  2,842,025   28,823,895
    Halfords Group P.L.C.                                2,161,631    9,509,933
    Harvey Nash Group P.L.C.                               686,584      878,288
    Harworth Group P.L.C.                                   32,614       40,442
    Headlam Group P.L.C.                                    42,598      330,475
    Helical P.L.C.                                       2,519,007   11,492,730
    Henry Boot P.L.C.                                    1,237,669    4,933,647
    Hikma Pharmaceuticals P.L.C.                            23,048      429,031
    Hiscox, Ltd.                                         7,879,452  134,994,957
    Hochschild Mining P.L.C.                               501,333    2,094,687
*   Hunting P.L.C.                                       1,701,989   10,533,561
    Huntsworth P.L.C.                                    2,236,646    2,175,757
    Inchcape P.L.C.                                      4,717,874   50,011,301
    Intermediate Capital Group P.L.C.                    3,005,177   35,932,939
    International Personal Finance P.L.C.                  990,982    2,480,373
    Interserve P.L.C.                                    1,614,179    4,803,420
    IP Group P.L.C.(BZ3T570)                                61,505        2,029
*   IP Group P.L.C.(B128J45)                               799,567    1,501,495
#*  Jackpotjoy P.L.C.                                      132,581    1,180,094
*   Jimmy Choo P.L.C.                                      336,962    1,016,750
    John Laing Group P.L.C.                                635,568    2,623,206
    John Wood Group P.L.C.                               8,698,740   70,203,682
    Just Group P.L.C.                                    2,679,880    5,197,935
*   KAZ Minerals P.L.C.                                    537,959    5,095,368
    Keller Group P.L.C.                                  1,275,706   14,834,842
    Kier Group P.L.C.                                       29,798      506,426
    Ladbrokes Coral Group P.L.C.                         5,457,603    9,107,253
    Laird P.L.C.                                         6,589,655   13,002,491

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
*   Lamprell P.L.C.                                      2,656,182 $  3,469,908
    Lancashire Holdings, Ltd.                            4,912,928   47,138,012
    Lookers P.L.C.                                       1,837,738    2,662,012
    Low & Bonar P.L.C.                                   3,462,339    3,929,005
    LSL Property Services P.L.C.                             8,523       28,568
    Man Group P.L.C.                                    36,947,900   78,001,788
    Marshalls P.L.C.                                     1,375,423    6,962,099
    Marston's P.L.C.                                    16,699,409   25,567,180
    McCarthy & Stone P.L.C.                                791,267    1,770,445
    McColl's Retail Group P.L.C.                            38,815      119,520
    Mears Group P.L.C.                                     155,039    1,011,018
    Meggitt P.L.C.                                       9,261,425   61,470,497
    Melrose Industries P.L.C.                           34,081,686  104,495,093
    Millennium & Copthorne Hotels P.L.C.                 4,607,920   27,822,147
    Mitchells & Butlers P.L.C.                           6,166,293   19,657,394
    Mitie Group P.L.C.                                     138,544      486,952
    MJ Gleeson P.L.C.                                      611,485    5,566,013
    Morgan Sindall Group P.L.C.                            137,378    2,482,706
*   Mothercare P.L.C.                                       73,981       99,285
    N Brown Group P.L.C.                                 1,662,384    6,846,262
    National Express Group P.L.C.                        8,053,460   38,710,087
    NCC Group P.L.C.                                       118,012      301,644
*   New World Resources P.L.C. Class A                      32,193           19
    Northgate P.L.C.                                     3,329,317   18,989,881
*   Nostrum Oil & Gas P.L.C.                                72,815      388,734
    Novae Group P.L.C.                                     883,971    8,232,459
    OneSavings Bank P.L.C.                                 177,299      922,466
*   Ophir Energy P.L.C.                                     61,546       59,246
#   Paragon Group of Cos. P.L.C. (The)                   4,419,902   25,238,946
    Pendragon P.L.C.                                    12,407,340    4,904,642
*   Petra Diamonds, Ltd.                                   332,820      419,527
*   Petropavlovsk P.L.C.                                14,316,934    1,383,713
#   Pets at Home Group P.L.C.                            1,269,967    2,726,520
    Phoenix Group Holdings                               6,303,711   63,484,430
    Polypipe Group P.L.C.                                    5,955       31,575
*   Premier Foods P.L.C.                                17,711,443    9,174,257
#*  Premier Oil P.L.C.                                  14,427,285   11,541,980
*   Punch Taverns P.L.C.                                   253,930      593,810
    Redrow P.L.C.                                        7,209,807   56,340,173
    Renewi P.L.C.                                        8,977,893   10,890,339
    RPC Group P.L.C.                                       203,318    2,403,994
    RPS Group P.L.C.                                     2,612,688    9,398,541
    Saga P.L.C.                                          3,292,750    9,068,209
    SDL P.L.C.                                             252,856    2,145,731
    Senior P.L.C.                                        1,381,866    4,533,329
    Severfield P.L.C.                                      418,105      408,999
    SIG P.L.C.                                          15,862,929   34,649,047
    Soco International P.L.C.                            2,178,546    3,483,245
    Spectris P.L.C.                                         58,276    1,891,490
    Speedy Hire P.L.C.                                   3,885,201    2,793,278
    Spire Healthcare Group P.L.C.                        1,598,521    7,271,250
    Spirent Communications P.L.C.                        2,481,010    3,874,116
*   Sportech P.L.C.                                        318,785      416,446

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                      --------- ---------------
UNITED KINGDOM -- (Continued)
#*  Sports Direct International P.L.C.                2,602,284 $    13,019,660
    St. Ives P.L.C.                                   2,045,357       1,483,939
    St. Modwen Properties P.L.C.                      4,682,627      22,138,430
#   Stobart Group, Ltd.                                 475,303       1,726,632
    Stock Spirits Group P.L.C.                        1,368,919       2,944,583
    Thomas Cook Group P.L.C.                          5,616,658       8,137,425
    TP ICAP P.L.C.                                    5,909,074      37,917,221
    Travis Perkins P.L.C.                               584,292      11,702,408
    Treatt P.L.C.                                        32,894         217,325
    Trifast P.L.C.                                      888,277       2,597,064
    Trinity Mirror P.L.C.                             6,914,896       9,537,031
    TT Electronics P.L.C.                             2,783,928       7,810,275
    Tyman P.L.C.                                        177,198         825,678
    U & I Group P.L.C.                                2,257,843       5,603,047
*   Vectura Group P.L.C.                              2,489,231       3,744,258
    Vedanta Resources P.L.C.                             88,718         901,080
    Vesuvius P.L.C.                                   7,166,274      51,363,129
    Virgin Money Holdings UK P.L.C.                   3,790,385      14,261,649
    Vp P.L.C.                                           289,858       3,238,486
    Weir Group P.L.C. (The)                              51,604       1,249,051
    William Hill P.L.C.                               1,449,059       4,789,368
*   Wizz Air Holdings P.L.C.                             10,104         346,797
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,318,331,437
                                                                ---------------
TOTAL COMMON STOCKS                                              15,527,363,588
                                                                ---------------
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
*   Biotest AG                                           89,530       2,434,528
    Draegerwerk AG & Co. KGaA                           119,851      12,894,643
    STO SE & Co. KGaA                                     6,207         876,558
                                                                ---------------
TOTAL GERMANY                                                        16,205,729
                                                                ---------------
TOTAL PREFERRED STOCKS                                               16,205,729
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                         41,929              --
                                                                ---------------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                         944,662              --
*   QLT, Inc. Warrants 11/23/17 Class A                 944,662              --
                                                                ---------------
TOTAL CANADA                                                                 --
                                                                ---------------
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                    1,477,844              --
                                                                ---------------
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Rights 06/21/18           165,751          22,494

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
HONG KONG -- (Continued)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                        1,201,175 $         2,461
                                                                ---------------
TOTAL HONG KONG                                                          24,955
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                    24,955
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      15,543,594,272
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund                 71,476,036     827,120,683
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $13,215,474,890)^^          $16,370,714,955
                                                                ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia                         -- $   998,981,072   --    $   998,981,072
   Austria                           --     207,635,953   --        207,635,953
   Belgium                           --     214,752,849   --        214,752,849
   Canada                $1,326,149,002       1,370,015   --      1,327,519,017
   China                             --       2,935,027   --          2,935,027
   Denmark                           --     335,588,594   --        335,588,594
   Finland                           --     356,194,185   --        356,194,185
   France                       363,532     786,882,936   --        787,246,468
   Germany                    6,367,831   1,185,085,025   --      1,191,452,856
   Greece                            --           2,034   --              2,034
   Hong Kong                     94,454     555,550,383   --        555,644,837
   Ireland                           --      56,961,626   --         56,961,626
   Israel                            --     114,112,507   --        114,112,507
   Italy                             --     659,197,490   --        659,197,490
   Japan                             --   4,107,277,939   --      4,107,277,939
   Netherlands                1,942,993     347,345,648   --        349,288,641
   New Zealand                       --      75,744,374   --         75,744,374
   Norway                            --     126,823,738   --        126,823,738
   Portugal                          --      59,319,131   --         59,319,131
   Singapore                    943,208     180,799,579   --        181,742,787
   Spain                        489,327     358,354,681   --        358,844,008
   Sweden                     4,595,134     422,992,883   --        427,588,017
   Switzerland                       --     714,179,001   --        714,179,001
   United Kingdom                    --   2,318,331,437   --      2,318,331,437
Preferred Stocks
   Germany                           --      16,205,729   --         16,205,729
Rights/Warrants
   Hong Kong                         --          24,955   --             24,955
Securities Lending
  Collateral                         --     827,120,683   --        827,120,683
Futures Contracts**           1,503,729              --   --          1,503,729
                         -------------- ---------------   --    ---------------
TOTAL                    $1,342,449,210 $15,029,769,474   --    $16,372,218,684
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (93.0%)

AUSTRALIA -- (5.9%)
*   Acrux, Ltd.                                               41,436 $    9,946
#   Adelaide Brighton, Ltd.                                  138,518    623,329
#   Ainsworth Game Technology, Ltd.                           78,327    151,465
*   Alkane Resources, Ltd.                                     6,922      1,886
    ALS, Ltd.                                                185,612  1,102,034
    Altium, Ltd.                                              28,177    197,042
#   Alumina, Ltd.                                          1,390,826  2,112,489
#   AMA Group, Ltd.                                           36,202     29,532
#   Amaysim Australia, Ltd.                                   14,035     17,960
    Amcor, Ltd.                                               59,263    727,480
    AMP, Ltd.                                                340,656  1,468,555
    Ansell, Ltd.                                              42,883    753,462
    AP Eagers, Ltd.                                           29,210    212,313
    APN Outdoor Group, Ltd.                                   30,621    112,896
    APN Property Group, Ltd.                                  29,920      9,830
#   ARB Corp., Ltd.                                           23,383    286,647
#   Ardent Leisure Group                                     231,424    386,819
    Aristocrat Leisure, Ltd.                                  70,496  1,143,193
#*  Arrium, Ltd.                                           1,567,926     23,519
    Asaleo Care, Ltd.                                        108,717    115,743
    ASX, Ltd.                                                  5,138    214,900
*   Atlas Iron, Ltd.                                       1,983,040     33,298
    AUB Group, Ltd.                                           13,333    137,436
    Aurizon Holdings, Ltd.                                   174,244    699,373
    Ausdrill, Ltd.                                           241,151    375,338
    AusNet Services                                          119,985    156,940
    Austal, Ltd.                                             209,671    302,384
*   Austin Engineering, Ltd.                                 124,964     21,979
#   Australia & New Zealand Banking Group, Ltd.              214,260  5,079,921
#*  Australian Agricultural Co., Ltd.                        320,632    424,411
    Australian Pharmaceutical Industries, Ltd.               214,013    300,491
    Auswide Bank, Ltd.                                         3,475     14,322
#   Automotive Holdings Group, Ltd.                          179,544    550,106
    Aveo Group                                                59,085    114,864
    AVJennings, Ltd.                                          42,518     25,180
*   AWE, Ltd.                                                433,912    166,923
    Bank of Queensland, Ltd.                                 206,612  1,991,614
#   Bapcor, Ltd.                                              18,294     82,648
    Beach Energy, Ltd.                                     1,191,928    649,920
    Beacon Lighting Group, Ltd.                                9,241     10,054
*   Beadell Resources, Ltd.                                  414,541     61,797
#   Bega Cheese, Ltd.                                         29,811    163,850
    Bellamy's Australia, Ltd.                                 17,274     97,482
    Bendigo & Adelaide Bank, Ltd.                            208,172  1,851,661
    BHP Billiton, Ltd.                                       314,531  6,550,553
#   BHP Billiton, Ltd. Sponsored ADR                          69,264  2,885,538
*   Billabong International, Ltd.                             53,855     34,469
#   Blackmores, Ltd.                                           3,596    254,741
    BlueScope Steel, Ltd.                                    367,496  3,871,407
*   Boart Longyear, Ltd.                                     161,114      6,828
    Boral, Ltd.                                              523,278  2,899,836

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Brambles, Ltd.                                            80,792 $  597,358
    Breville Group, Ltd.                                      34,819    279,956
#   Brickworks, Ltd.                                          43,573    460,086
    BT Investment Management, Ltd.                            27,770    238,979
#*  Buru Energy, Ltd.                                         48,867      8,206
    Cabcharge Australia, Ltd.                                 93,611    163,307
    Caltex Australia, Ltd.                                     9,675    241,108
*   Capitol Health, Ltd.                                     307,490     65,253
#*  Cardno, Ltd.                                             201,915    203,012
*   Carnarvon Petroleum, Ltd.                                105,419      6,325
*   Carnegie Clean Energy, Ltd.                              802,182     33,366
    carsales.com, Ltd.                                        72,025    711,727
    Cash Converters International, Ltd.                      319,509     84,341
    Cedar Woods Properties, Ltd.                              37,487    147,242
    Challenger, Ltd.                                         151,347  1,555,379
    CIMIC Group, Ltd.                                         18,581    616,369
    Cleanaway Waste Management, Ltd.                       1,194,291  1,246,371
*   Coal of Africa, Ltd.                                      24,372        743
    Coca-Cola Amatil, Ltd.                                    42,962    282,902
    Cochlear, Ltd.                                             4,240    484,351
    Codan, Ltd.                                               40,394     72,449
#   Collection House, Ltd.                                   100,438     97,691
    Collins Foods, Ltd.                                       33,068    158,406
#   Commonwealth Bank of Australia                            26,947  1,805,310
    Computershare, Ltd.                                       32,124    361,443
#*  Cooper Energy, Ltd.                                      446,159    123,146
#   Corporate Travel Management, Ltd.                         15,003    268,146
    Costa Group Holdings, Ltd.                                21,696     82,970
#   Credit Corp. Group, Ltd.                                  11,500    155,833
    Crown Resorts, Ltd.                                       20,851    212,346
    CSG, Ltd.                                                139,764     77,015
    CSR, Ltd.                                                342,204  1,073,742
    Data#3, Ltd.                                              28,842     41,006
    Decmil Group, Ltd.                                        71,423     46,830
#   Domino's Pizza Enterprises, Ltd.                          17,144    730,879
#   Donaco International, Ltd.                                26,426     11,230
*   Doray Minerals, Ltd.                                      14,828      2,322
    Downer EDI, Ltd.                                         402,322  2,047,849
    DuluxGroup, Ltd.                                         133,583    704,360
    DWS, Ltd.                                                 15,637     19,429
#   Eclipx Group, Ltd.                                       133,324    395,516
#*  Elders, Ltd.                                              29,525    122,809
#*  Energy Resources of Australia, Ltd.                      158,948     69,343
*   Energy World Corp., Ltd.                                 238,480     78,219
    EQT Holdings, Ltd.                                         3,703     51,841
    ERM Power, Ltd.                                           53,500     52,844
#   Estia Health, Ltd.                                        72,610    168,661
    Euroz, Ltd.                                                1,190        962
    Event Hospitality and Entertainment, Ltd.                 46,155    485,481
#   Evolution Mining, Ltd.                                   487,189    870,520
    Fairfax Media, Ltd.                                    1,609,841  1,274,931
#*  FAR, Ltd.                                                947,843     56,888
    Finbar Group, Ltd.                                        18,455     12,406

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#*  Fleetwood Corp., Ltd.                                      2,933 $    6,211
#   FlexiGroup, Ltd.                                         224,383    346,563
#   Flight Centre Travel Group, Ltd.                          16,018    557,148
    Fortescue Metals Group, Ltd.                             868,376  3,991,239
#   G8 Education, Ltd.                                       204,668    620,218
#   Gateway Lifestyle                                         69,296    107,286
#   GBST Holdings, Ltd.                                        9,803     25,893
    Genworth Mortgage Insurance Australia, Ltd.              170,799    411,278
#*  Gold Road Resources, Ltd.                                214,233    110,932
    GrainCorp, Ltd. Class A                                  167,598  1,170,179
    Grange Resources, Ltd.                                   208,883     24,244
    Greencross, Ltd.                                          64,952    299,832
    GUD Holdings, Ltd.                                        32,022    306,083
    GWA Group, Ltd.                                          102,660    266,307
#   Hansen Technologies, Ltd.                                 52,175    159,096
#   Harvey Norman Holdings, Ltd.                             166,837    583,353
    Healthscope, Ltd.                                        581,401    967,752
    HFA Holdings, Ltd.                                        97,295    199,001
*   Hills, Ltd.                                              252,946     39,558
*   Horizon Oil, Ltd.                                        329,531     13,452
    HT&E, Ltd.                                               206,346    429,158
*   Huon Aquaculture Group, Ltd.                               8,447     34,348
    IDP Education, Ltd.                                       18,820     78,731
    Iluka Resources, Ltd.                                     57,688    416,465
*   Imdex, Ltd.                                              172,347    100,634
#   IMF Bentham, Ltd.                                        125,874    194,317
    Incitec Pivot, Ltd.                                      634,664  1,620,418
#   Independence Group NL                                    295,288    713,351
*   Infigen Energy                                           199,850    123,175
    Infomedia, Ltd.                                          135,504     80,248
    Insurance Australia Group, Ltd.                           76,321    407,050
    Integrated Research, Ltd.                                 23,608     63,253
    InvoCare, Ltd.                                            35,157    390,942
#   IOOF Holdings, Ltd.                                      112,546    904,103
    IRESS, Ltd.                                               39,655    409,418
    iSelect, Ltd.                                             89,713    149,936
#   iSentia Group, Ltd.                                       30,855     54,779
    IVE Group, Ltd.                                           55,288     99,487
    James Hardie Industries P.L.C.                            29,101    445,589
    James Hardie Industries P.L.C. Sponsored ADR               1,506     23,207
#   Japara Healthcare, Ltd.                                   59,416     96,992
#   JB Hi-Fi, Ltd.                                            43,489    904,707
#*  Karoon Gas Australia, Ltd.                               124,548    134,668
*   Kingsgate Consolidated, Ltd.                              78,969     14,558
    LendLease Group                                           48,231    650,550
    Link Administration Holdings, Ltd.                       127,874    788,322
#*  Lynas Corp., Ltd.                                        752,468     81,315
    MACA, Ltd.                                               126,482    169,972
*   Macmahon Holdings, Ltd.                                  971,526    132,396
    Macquarie Atlas Roads Group                               71,093    316,230
    Macquarie Group, Ltd.                                     56,822  3,901,030
#   Magellan Financial Group, Ltd.                            32,196    680,135
    Mantra Group, Ltd.                                       181,845    438,032

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    MaxiTRANS Industries, Ltd.                                43,486 $   24,478
#*  Mayne Pharma Group, Ltd.                                 562,266    431,986
    McMillan Shakespeare, Ltd.                                23,765    272,801
    McPherson's, Ltd.                                         54,464     62,044
    Medibank Pvt, Ltd.                                       162,308    353,188
*   Medusa Mining, Ltd.                                      152,759     36,181
    Melbourne IT, Ltd.                                        57,624    131,670
#*  Mesoblast, Ltd.                                          117,688    164,194
*   Metals X, Ltd.                                           239,333    156,150
#   Metcash, Ltd.                                            703,547  1,475,085
*   Mincor Resources NL                                       60,677      8,975
    Mineral Resources, Ltd.                                   86,351    849,040
#*  MMA Offshore, Ltd.                                       160,271     22,446
    MNF Group, Ltd.                                            3,874     14,396
    Monadelphous Group, Ltd.                                  44,913    547,918
    Monash IVF Group, Ltd.                                    32,926     41,875
    Money3 Corp., Ltd.                                        53,113     60,954
#   Mortgage Choice, Ltd.                                     37,287     69,253
*   Mount Gibson Iron, Ltd.                                  699,223    248,991
#   Myer Holdings, Ltd.                                      629,852    382,538
#   MYOB Group, Ltd.                                          26,939     71,641
    MyState, Ltd.                                             19,503     77,519
#   National Australia Bank, Ltd.                             95,889  2,298,727
#   Navitas, Ltd.                                             71,507    284,046
#*  NetComm Wireless, Ltd.                                    22,805     30,521
    New Hope Corp., Ltd.                                      88,769    113,689
    Newcrest Mining, Ltd.                                    117,455  1,908,474
#*  NEXTDC, Ltd.                                              13,445     44,126
    nib holdings, Ltd.                                       148,635    682,820
    Nick Scali, Ltd.                                          11,738     57,341
#   Nine Entertainment Co. Holdings, Ltd.                    463,852    534,179
    Northern Star Resources, Ltd.                            204,008    722,738
*   NRW Holdings, Ltd.                                       253,468    132,615
    Nufarm, Ltd.                                              97,765    661,818
#   OFX Group, Ltd.                                           72,862     95,662
    Oil Search, Ltd.                                         131,700    700,724
#   Orica, Ltd.                                              147,743  2,348,757
*   Origin Energy, Ltd.                                      258,591  1,432,462
#*  Orocobre, Ltd.                                            51,764    132,382
    Orora, Ltd.                                              435,512    961,635
    OZ Minerals, Ltd.                                        212,734  1,421,714
    Pacific Current Group, Ltd.                               11,925     66,782
    Pacific Energy, Ltd.                                      20,831     10,999
    Pacific Smiles Group, Ltd.                                19,058     27,399
    Pact Group Holdings, Ltd.                                 36,187    165,946
#*  Paladin Energy, Ltd.                                   1,154,232     43,399
*   Panoramic Resources, Ltd.                                342,920     69,986
    Paragon Care, Ltd.                                        60,066     38,434
    Peet, Ltd.                                               104,189     99,234
#   Perpetual, Ltd.                                           15,957    644,478
#*  Perseus Mining, Ltd.                                     351,532     89,225
    Pioneer Credit, Ltd.                                       7,105     14,776
#   Platinum Asset Management, Ltd.                           49,352    215,925

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    PMP, Ltd.                                                150,913 $   89,290
    Premier Investments, Ltd.                                 73,399    801,137
    Primary Health Care, Ltd.                                402,534  1,090,707
#   Prime Media Group, Ltd.                                  259,087     84,000
    Pro Medicus, Ltd.                                          8,781     36,479
    Programmed Maintenance Services, Ltd.                    228,099    544,005
    Qantas Airways, Ltd.                                     353,759  1,503,502
    QBE Insurance Group, Ltd.                                156,418  1,481,834
#   Qube Holdings, Ltd.                                      467,699    994,259
#   Quintis, Ltd.                                            197,160     47,318
*   Ramelius Resources, Ltd.                                 330,244    106,214
    Ramsay Health Care, Ltd.                                   7,186    405,767
#   RCG Corp., Ltd.                                           64,537     47,229
*   RCR Tomlinson, Ltd.                                       97,700    293,143
#   REA Group, Ltd.                                            3,734    205,968
    Reckon, Ltd.                                              24,980     30,014
    Reece, Ltd.                                                  839     28,374
#   Regis Healthcare, Ltd.                                    31,163     92,006
    Regis Resources, Ltd.                                    213,290    657,347
    Reject Shop, Ltd. (The)                                   18,852     73,703
#   Resolute Mining, Ltd.                                    663,028    572,628
#   Retail Food Group, Ltd.                                   92,435    358,342
#   Ridley Corp., Ltd.                                       153,852    175,931
    Rio Tinto, Ltd.                                           28,857  1,521,210
    Ruralco Holdings, Ltd.                                    13,827     34,291
    RXP Services, Ltd.                                       120,452     85,788
*   Salmat, Ltd.                                              16,043      4,985
    Sandfire Resources NL                                    104,679    485,404
*   Santos, Ltd.                                             264,574    718,919
#*  Saracen Mineral Holdings, Ltd.                           511,730    554,289
#   SeaLink Travel Group, Ltd.                                 9,824     33,258
    Seek, Ltd.                                                26,845    367,077
#   Select Harvests, Ltd.                                     46,008    180,420
*   Senex Energy, Ltd.                                       722,848    165,037
#   Servcorp, Ltd.                                             8,966     42,923
    Service Stream, Ltd.                                     119,728    129,402
#   Seven Group Holdings, Ltd.                                61,699    590,480
    Seven West Media, Ltd.                                   642,439    416,230
    SG Fleet Group, Ltd.                                      15,165     44,555
    Sigma Healthcare, Ltd.                                   655,713    503,810
#*  Silex Systems, Ltd.                                       12,982      3,792
#   Silver Chef, Ltd.                                          6,381     43,022
#*  Silver Lake Resources, Ltd.                              373,613    133,981
    Sims Metal Management, Ltd.                              125,947  1,564,455
*   Sino Gas & Energy Holdings, Ltd.                         281,256     19,116
    Sirtex Medical, Ltd.                                      16,972    218,418
    SMS Management & Technology, Ltd.                         45,150     64,965
    Sonic Healthcare, Ltd.                                    35,296    629,925
    South32, Ltd.                                            513,662  1,198,041
    Southern Cross Media Group, Ltd.                         530,793    562,911
    Spark Infrastructure Group                               252,146    504,796
*   Specialty Fashion Group, Ltd.                             16,869      5,993
    SpeedCast International, Ltd.                             42,343    116,834

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
*   St Barbara, Ltd.                                       239,897 $    523,723
    Star Entertainment Grp, Ltd. (The)                     486,001    1,960,567
    Steadfast Group, Ltd.                                  201,787      418,019
*   Strike Energy, Ltd.                                     53,210        3,108
    Suncorp Group, Ltd.                                    147,264    1,683,177
*   Sundance Energy Australia, Ltd.                        958,575       50,673
    Sunland Group, Ltd.                                     67,813       97,070
#   Super Retail Group, Ltd.                                49,900      334,500
#*  Syrah Resources, Ltd.                                   40,947       94,378
    Tabcorp Holdings, Ltd.                                 387,831    1,295,908
    Tassal Group, Ltd.                                     131,069      397,588
    Tatts Group, Ltd.                                      405,778    1,298,560
    Technology One, Ltd.                                    75,393      323,592
#*  Ten Network Holdings, Ltd.                             148,556       19,015
    Thorn Group, Ltd.                                      118,630      125,327
*   Tiger Resources, Ltd.                                  335,407        9,874
#   Tox Free Solutions, Ltd.                               141,321      270,236
#   TPG Telecom, Ltd.                                       36,057      161,800
    Treasury Wine Estates, Ltd.                            256,171    2,494,021
*   Troy Resources, Ltd.                                   258,080       22,809
    Villa World, Ltd.                                       74,677      134,485
#   Village Roadshow, Ltd.                                  56,664      182,212
#*  Virgin Australia Holdings, Ltd.                        572,109       80,132
    Virtus Health, Ltd.                                     58,814      263,671
    Vita Group, Ltd.                                         7,991        8,389
#   Vocus Group, Ltd.                                      154,455      430,872
*   Watpac, Ltd.                                            44,377       20,954
#   Webjet, Ltd.                                            31,032      285,831
    Wesfarmers, Ltd.                                        34,155    1,112,969
#*  Western Areas, Ltd.                                    161,945      307,129
*   Westgold Resources, Ltd.                               108,182      136,842
#   Westpac Banking Corp.                                   56,563    1,441,798
    Westpac Banking Corp. Sponsored ADR                     17,788      455,195
*   Whitehaven Coal, Ltd.                                  425,006    1,009,975
    Woodside Petroleum, Ltd.                               175,531    4,102,262
*   WorleyParsons, Ltd.                                    154,449    1,457,654
    WPP AUNZ, Ltd.                                         265,697      244,734
                                                                   ------------
TOTAL AUSTRALIA                                                     149,405,658
                                                                   ------------
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG                                     788      106,798
    ANDRITZ AG                                              12,132      742,766
    Atrium European Real Estate, Ltd.                       53,354      249,385
#   Austria Technologie & Systemtechnik AG                  18,584      246,685
    BUWOG AG                                                21,766      639,618
    CA Immobilien Anlagen AG                                18,824      485,805
#   DO & CO AG                                               2,419      177,053
    Erste Group Bank AG                                     49,385    2,045,767
    EVN AG                                                  21,945      335,986
*   FACC AG                                                 17,679      213,840
    IMMOFINANZ AG                                          122,979      299,109
    Kapsch TrafficCom AG                                     2,261      127,677
    Lenzing AG                                               3,520      629,761

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRIA -- (Continued)
    Mayr Melnhof Karton AG                                    2,130 $   280,748
    Oberbank AG                                                 847      77,536
    Oesterreichische Post AG                                 10,586     486,718
    OMV AG                                                   44,044   2,494,967
    Palfinger AG                                              2,322     108,521
    POLYTEC Holding AG                                        5,527     102,116
#   Porr Ag                                                   2,038      72,647
*   Raiffeisen Bank International AG                         81,977   2,415,836
    RHI AG                                                    7,622     287,598
#   Rosenbauer International AG                               1,097      66,388
    S IMMO AG                                                14,586     218,281
#*  Schoeller-Bleckmann Oilfield Equipment AG                 3,067     232,281
#   Semperit AG Holding                                       3,664     111,932
    Strabag SE                                                9,541     423,502
    Telekom Austria AG                                       44,979     406,648
    UBM Development AG                                           73       3,357
    UNIQA Insurance Group AG                                112,559   1,165,246
    Verbund AG                                               35,594     704,086
    Vienna Insurance Group AG Wiener Versicherung Gruppe     31,488     947,883
#   Voestalpine AG                                           29,355   1,487,826
    Wienerberger AG                                          64,572   1,484,388
    Wolford AG                                                  299       6,183
    Zumtobel Group AG                                        10,068     199,362
                                                                    -----------
TOTAL AUSTRIA                                                        20,084,300
                                                                    -----------
BELGIUM -- (1.7%)
#*  Ablynx NV                                                 6,175      93,483
    Ackermans & van Haaren NV                                17,155   3,101,451
    Ageas                                                    94,284   4,244,533
*   AGFA-Gevaert NV                                         121,884     568,289
    Anheuser-Busch InBev SA/NV                               27,589   3,328,129
    Anheuser-Busch InBev SA/NV Sponsored ADR                  6,428     775,602
    Atenor                                                    1,496      85,372
    Banque Nationale de Belgique                                 69     237,969
    Barco NV                                                  8,544     855,743
    Bekaert SA                                               29,714   1,437,197
    bpost SA                                                 32,251     882,909
#*  Celyad SA                                                 2,699      89,768
    Cie d'Entreprises CFE                                     5,184     764,267
#   Cie Immobiliere de Belgique SA                              554      34,499
    Colruyt SA                                               24,745   1,386,667
    D'ieteren SA                                             20,041     949,349
*   Dalenys                                                     846       8,560
    Deceuninck NV                                            45,666     186,573
*   Econocom Group SA                                       105,654     807,440
    Elia System Operator SA                                   5,024     294,622
    Euronav NV                                              109,300     872,003
    EVS Broadcast Equipment SA                                8,451     342,911
#   Exmar NV                                                 24,582     144,313
#*  Fagron                                                   15,510     211,792
*   Galapagos NV                                             11,191     889,081
    Gimv NV                                                   7,347     464,867
    Ion Beam Applications                                     4,252     150,800

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    KBC Group NV                                             29,947 $ 2,475,839
    Kinepolis Group NV                                        5,625     323,205
    Lotus Bakeries                                               50     139,679
#*  MDxHealth                                                11,188      65,701
    Melexis NV                                                6,907     594,179
#*  Nyrstar NV                                               49,900     324,037
    Ontex Group NV                                           37,935   1,300,935
    Orange Belgium SA                                        24,637     607,667
    Picanol                                                   1,521     190,691
    Proximus SADP                                            25,907     911,014
    RealDolmen                                                1,622      50,637
    Recticel SA                                              35,148     277,072
    Resilux                                                     702     124,675
    Roularta Media Group NV                                     855      22,130
    Sapec                                                        81       5,744
    Sioen Industries NV                                       8,233     285,871
    Sipef SA                                                  3,500     257,560
    Solvay SA                                                28,898   4,143,429
*   Telenet Group Holding NV                                  4,412     308,021
    TER Beke SA                                                 468      98,368
*   Tessenderlo Group SA                                     26,497   1,163,265
*   ThromboGenics NV                                         32,613     122,171
*   TiGenix NV                                               34,795      37,053
    UCB SA                                                   10,853     790,336
    Umicore SA                                               56,575   4,541,961
    Van de Velde NV                                           3,155     169,906
*   Viohalco SA                                              25,814      84,459
                                                                    -----------
TOTAL BELGIUM                                                        42,623,794
                                                                    -----------
CANADA -- (8.2%)
*   5N Plus, Inc.                                            33,915      84,600
    Absolute Software Corp.                                  14,551      92,786
#   Acadian Timber Corp.                                      7,576     111,809
*   Advantage Oil & Gas, Ltd.                               159,974   1,099,641
    Aecon Group, Inc.                                        49,735     600,769
*   Africa Oil Corp.                                         40,900      63,314
#   Ag Growth International, Inc.                             4,160     186,687
#   AGF Management, Ltd. Class B                             63,512     381,556
    Agnico Eagle Mines, Ltd.(2009823)                        13,378     624,609
    Agnico Eagle Mines, Ltd.(008474108)                      11,564     540,154
    Agrium, Inc.(008916108)                                   7,309     731,631
    Agrium, Inc.(2213538)                                     4,900     490,334
#   AGT Food & Ingredients, Inc.                             15,012     306,200
    Aimia, Inc.                                              54,074      62,889
*   Air Canada                                               15,500     246,533
#   AirBoss of America Corp.                                 10,798     114,757
    AKITA Drilling, Ltd. Class A                                900       5,248
*   Alacer Gold Corp.                                       209,366     349,293
#   Alamos Gold, Inc. Class A(011532108)                     61,980     439,438
    Alamos Gold, Inc. Class A(BZ3DNP6)                      163,219   1,155,986
#   Alaris Royalty Corp.                                     25,423     459,623
    Algoma Central Corp.                                      1,740      17,027
    Algonquin Power & Utilities Corp.                        95,477   1,020,821

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Alio Gold, Inc.                                           13,760 $   57,833
#   AltaGas, Ltd.                                             37,819    880,295
    Alterra Power Corp.                                        4,945     23,760
#   Altius Minerals Corp.                                     38,200    345,309
    Altus Group, Ltd.                                         11,600    237,815
*   Amaya, Inc.(BT8J595)                                      24,674    437,571
*   Amaya, Inc.(02314M108)                                    15,330    271,341
#*  Americas Silver Corp.                                     27,100     86,729
*   Amerigo Resources, Ltd.                                   16,500      9,132
    Andrew Peller, Ltd. Class A                               14,100    125,534
#   ARC Resources, Ltd.                                       69,370    956,463
*   Argonaut Gold, Inc.                                      128,891    226,406
#*  Asanko Gold, Inc.                                        101,993    127,619
    Atco, Ltd. Class I                                         4,600    171,234
#*  Athabasca Oil Corp.                                      419,433    349,878
*   ATS Automation Tooling Systems, Inc.                      44,845    481,992
*   AuRico Metals, Inc.(05157J108)                            22,247     21,179
*   AuRico Metals, Inc.(BYR52G5)                              56,603     53,572
#   AutoCanada, Inc.                                          22,819    367,520
#*  Avigilon Corp.                                            23,199    263,855
*   B2Gold Corp.                                             701,928  1,762,209
#   Badger Daylighting, Ltd.                                  11,726    249,051
    Bank of Montreal(2076009)                                 15,646  1,186,674
    Bank of Montreal(063671101)                               32,021  2,429,433
    Bank of Nova Scotia (The)(064149107)                      34,732  2,164,151
    Bank of Nova Scotia (The)(2076281)                         6,849    426,679
    Barrick Gold Corp.                                        28,817    487,295
#*  Baytex Energy Corp.(B4VGVM3)                             150,644    422,903
#*  Baytex Energy Corp.(07317Q105)                            31,128     86,847
    BCE, Inc.                                                  5,155    241,945
#*  Bellatrix Exploration, Ltd.                               37,520     93,895
    Birchcliff Energy, Ltd.                                  172,754    845,237
#   Bird Construction, Inc.                                   21,559    146,465
#   Black Diamond Group, Ltd.                                 27,941     59,613
*   BlackBerry, Ltd.(BCBHZ31)                                 39,170    367,273
*   BlackBerry, Ltd.(09228F103)                               31,464    295,132
#*  BlackPearl Resources, Inc.                               189,068    150,132
*   Bombardier, Inc. Class A                                   9,900     20,249
*   Bombardier, Inc. Class B                                 114,760    231,039
    Bonavista Energy Corp.                                   189,957    476,892
    Bonterra Energy Corp.                                     25,174    339,221
    Boralex, Inc. Class A                                     27,500    491,217
    Brookfield Real Estate Services, Inc.                      1,000     13,499
    BRP, Inc.                                                  9,500    304,411
*   BSM Technologies, Inc.                                    48,300     57,724
    CAE, Inc.(2162760)                                        16,827    285,185
    CAE, Inc.(124765108)                                       4,303     73,022
#*  Calfrac Well Services, Ltd.                               96,583    261,841
    Calian Group, Ltd.                                         1,300     29,175
#   Callidus Capital Corp.                                    17,332    211,168
    Cameco Corp.(2166160)                                     43,049    440,935
    Cameco Corp.(13321L108)                                   76,093    779,953
    Canaccord Genuity Group, Inc.                            103,597    520,995

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#*  Canacol Energy, Ltd.                                     102,819 $  370,288
    Canadian Imperial Bank of Commerce(2170525)                4,404    382,275
    Canadian Imperial Bank of Commerce(136069101)              6,707    582,436
#   Canadian Natural Resources, Ltd.(136385101)               57,184  1,749,830
    Canadian Natural Resources, Ltd.(2171573)                  7,704    235,615
    Canadian Tire Corp., Ltd. Class A                          8,816  1,006,300
#   Canadian Western Bank                                     83,818  1,882,417
*   Canfor Corp.                                              70,590  1,184,474
    Canfor Pulp Products, Inc.                                27,649    261,909
#   CanWel Building Materials Group, Ltd.                     28,456    140,368
    Capital Power Corp.                                       15,684    309,592
*   Capstone Mining Corp.                                    337,985    325,311
#   Cardinal Energy, Ltd.                                     31,589    117,816
    Cargojet, Inc.                                             1,500     58,123
    Cascades, Inc.                                            60,672    747,968
    CCL Industries, Inc. Class B                              33,170  1,590,191
*   Celestica, Inc.(2263362)                                  42,777    508,486
*   Celestica, Inc.(15101Q108)                                53,786    639,516
    Cenovus Energy, Inc.(B57FG04)                             77,149    647,885
    Cenovus Energy, Inc.(15135U109)                           70,959    596,765
    Centerra Gold, Inc.(B01NXQ4)                             173,554    925,712
    Centerra Gold, Inc.(152006102)                               935      4,986
*   Cequence Energy, Ltd.                                     79,682     11,185
#   Cervus Equipment Corp.                                     5,594     54,874
    CES Energy Solutions Corp.                                38,232    195,338
*   CGI Group, Inc. Class A(2159740)                           7,471    394,478
*   CGI Group, Inc. Class A(39945C109)                         7,333    387,256
#   Chesswood Group, Ltd.                                     10,697    116,086
*   China Gold International Resources Corp., Ltd.           199,661    304,276
#*  Chinook Energy, Inc.                                      38,922     10,302
#   CI Financial Corp.                                        14,539    316,727
#   Cineplex, Inc.                                            20,108    793,030
#   Clarke, Inc.                                               1,100      9,970
    Clearwater Seafoods, Inc.                                 10,558     94,338
    Cogeco Communications, Inc.                                9,995    698,267
    Cogeco, Inc.                                               6,264    383,753
    Colliers International Group, Inc.(194693107)              5,285    284,597
    Colliers International Group, Inc.(BYL7SB4)                4,219    227,235
    Computer Modelling Group, Ltd.                            32,230    244,811
#   Cona Resources, Ltd.                                      33,282     81,420
    Constellation Software, Inc.                               1,092    588,283
*   Continental Gold, Inc.                                    92,950    252,738
#*  Copper Mountain Mining Corp.                             125,983    101,049
    Corby Spirit and Wine, Ltd.                                4,950     87,347
*   Corridor Resources, Inc.                                   5,600      2,515
    Corus Entertainment, Inc. Class B                        100,405  1,114,582
    Cott Corp.(22163N106)                                      4,928     76,581
    Cott Corp.(2228952)                                       50,909    790,126
    Crescent Point Energy Corp.(22576C101)                    94,326    740,461
#   Crescent Point Energy Corp.(B67C8W8)                      17,626    138,550
*   Crew Energy, Inc.                                        134,885    439,249
*   CRH Medical Corp.                                         23,040     75,583
#*  Delphi Energy Corp.                                      145,154    143,204

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#*  Denison Mines Corp.                                      436,805 $  227,731
*   Descartes Systems Group, Inc. (The)(2141941)               9,080    227,810
*   Descartes Systems Group, Inc. (The)(249906108)             2,819     70,757
*   Detour Gold Corp.                                        116,367  1,463,513
    DHX Media, Ltd.(BRF12N3)                                  31,409    163,501
#   DHX Media, Ltd.(BRF12P5)                                  21,889    114,120
#*  DIRTT Environmental Solutions                              9,600     45,738
    Dollarama, Inc.                                            4,866    475,652
#   Dominion Diamond Corp.(257287102)                         43,661    614,747
    Dominion Diamond Corp.(B95LX89)                           25,747    362,224
    Dorel Industries, Inc. Class B                            23,718    626,646
*   DREAM Unlimited Corp. Class A                              3,000     17,734
*   Dundee Precious Metals, Inc.                             110,745    233,615
    E-L Financial Corp., Ltd.                                    175    118,187
#*  Eastmain Resources, Inc.                                  97,500     25,807
    ECN Capital Corp.                                         74,289    235,961
    Eldorado Gold Corp.                                      521,375  1,104,014
    Element Fleet Management Corp.                           190,242  1,440,453
    Empire Co., Ltd. Class A                                 126,382  2,053,739
#   Enbridge Income Fund Holdings, Inc.                       60,227  1,547,763
    Encana Corp.                                             127,081  1,278,435
#*  Endeavour Mining Corp.                                    50,236    956,563
    Enercare, Inc.                                            31,728    532,893
    Enerflex, Ltd.                                            74,607  1,031,662
*   Energy Fuels, Inc.(BFV4XW8)                                2,144      3,816
#*  Energy Fuels, Inc.(BFV4XV7)                               38,805     69,098
    Enerplus Corp.                                            93,480    843,190
    Enghouse Systems, Ltd.                                     7,196    308,388
    Ensign Energy Services, Inc.                             113,956    609,654
*   Epsilon Energy, Ltd.                                      35,277     89,271
#   Equitable Group, Inc.                                      9,889    434,505
*   Equity Financial Holdings, Inc.                              800      5,037
*   Essential Energy Services Trust                          168,421     81,053
    Evertz Technologies, Ltd.                                 11,926    169,791
#   Exchange Income Corp.                                     14,690    339,811
    Exco Technologies, Ltd.                                   18,657    165,807
#*  EXFO, Inc.                                                    48        198
#   Extendicare, Inc.                                         33,004    251,220
#   Fairfax Financial Holdings, Ltd.                           3,444  1,642,264
    Fiera Capital Corp.                                       18,571    214,496
    Finning International, Inc.                               59,210  1,191,561
#   Firm Capital Mortgage Investment Corp.                    20,800    226,060
    First Capital Realty, Inc.                                 9,235    151,108
#*  First Majestic Silver Corp.(2833583)                      36,748    302,414
#*  First Majestic Silver Corp.(32076V103)                    26,297    216,424
#   First National Financial Corp.                             3,800     76,198
    First Quantum Minerals, Ltd.                             210,540  2,327,044
    FirstService Corp.(33767E103)                              4,382    282,376
    FirstService Corp.(BYL7ZF7)                                4,219    271,904
#*  Fission Uranium Corp.                                     95,500     53,619
*   Fortress Paper, Ltd. Class A                               2,299     11,221
*   Fortuna Silver Mines, Inc.                                74,287    371,212
    Franco-Nevada Corp.                                        6,099    441,934

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Freehold Royalties, Ltd.                                  64,685 $  737,775
#   Gamehost, Inc.                                             5,382     40,060
    Genesis Land Development Corp.                            10,800     31,445
#   Genworth MI Canada, Inc.                                  39,761  1,159,902
    George Weston, Ltd.                                        6,237    544,734
    Gibson Energy, Inc.                                       61,732    803,618
    Gildan Activewear, Inc.                                   13,046    393,133
*   Glacier Media, Inc.                                        3,000      1,492
    Gluskin Sheff + Associates, Inc.                          11,763    160,111
*   GMP Capital, Inc.                                         33,185     79,852
    goeasy, Ltd.                                               2,200     49,285
    Goldcorp, Inc.(380956409)                                 73,541    965,593
    Goldcorp, Inc.(2676302)                                    7,376     96,848
#*  Golden Star Resources, Ltd.                              132,780     90,526
#*  Gran Tierra Energy, Inc.(38500T101)                        1,100      2,596
*   Gran Tierra Energy, Inc.(B2PPCS5)                        362,792    852,601
#   Granite Oil Corp.                                         21,541     79,997
*   Great Canadian Gaming Corp.                               17,900    348,309
*   Great Panther Silver, Ltd.                                29,633     38,504
    Great-West Lifeco, Inc.                                    6,100    174,083
    Guardian Capital Group, Ltd. Class A                       2,700     58,472
*   Guyana Goldfields, Inc.                                   22,111     85,305
*   Heroux-Devtek, Inc.                                       25,896    275,629
    High Liner Foods, Inc.                                    13,514    183,728
#*  HNZ Group, Inc.                                            2,200     25,022
#   Home Capital Group, Inc.                                  47,507    525,844
    Horizon North Logistics, Inc.                            118,178    125,121
    HudBay Minerals, Inc.(B05BQ98)                             3,790     29,562
    HudBay Minerals, Inc.(B05BDX1)                           201,095  1,561,339
#   Hudson's Bay Co.                                          40,053    342,784
*   Husky Energy, Inc.                                        67,618    782,612
*   IAMGOLD Corp.(450913108)                                  23,010    124,254
*   IAMGOLD Corp.(2446646)                                   348,426  1,880,816
    IGM Financial, Inc.                                        5,200    175,009
#*  Imperial Metals Corp.                                     40,805    125,025
    Imperial Oil, Ltd.(2454241)                                  776     22,270
    Imperial Oil, Ltd.(453038408)                             13,814    395,633
*   Indigo Books & Music, Inc.                                 1,700     21,203
    Industrial Alliance Insurance & Financial Services, Inc.  47,009  2,180,871
    Information Services Corp.                                 2,900     43,520
    Innergex Renewable Energy, Inc.                           35,784    419,908
    Intact Financial Corp.                                     5,604    435,330
    Inter Pipeline, Ltd.                                       9,678    191,115
*   Interfor Corp.                                            57,812    900,045
    Intertape Polymer Group, Inc.                             27,264    525,489
*   Ivanhoe Mines, Ltd. Class A                              412,214  1,626,704
    Jean Coutu Group PJC, Inc. (The) Class A                  20,225    337,097
    Just Energy Group, Inc.(B693818)                           2,300     12,305
    Just Energy Group, Inc.(B63MCN1)                          29,108    156,192
#   K-Bro Linen, Inc.                                          2,328     75,157
*   Kelt Exploration, Ltd.                                   135,053    724,686
    Keyera Corp.                                              11,800    368,741
*   Kinaxis, Inc.                                              1,900    122,207

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Kinross Gold Corp.(496902404)                             10,211 $   42,069
*   Kinross Gold Corp.(B03Z841)                              689,005  2,840,574
    Kirkland Lake Gold, Ltd.                                 134,760  1,396,510
*   Klondex Mines, Ltd.                                       64,382    205,010
*   Knight Therapeutics, Inc.                                 94,656    720,502
    KP Tissue, Inc.                                            3,900     43,919
#   Labrador Iron Ore Royalty Corp.                           44,105    609,174
    Laurentian Bank of Canada                                 32,717  1,421,520
    Leon's Furniture, Ltd.                                    15,438    223,382
#*  Liberty Gold Corp.                                        70,500     26,294
    Linamar Corp.                                             41,828  2,292,446
#   Liquor Stores N.A., Ltd.                                  28,555    229,265
    Loblaw Cos., Ltd.                                          8,093    440,737
    Lucara Diamond Corp.                                     163,626    351,729
    Lundin Mining Corp.                                      389,120  2,799,604
#   MacDonald Dettwiler & Associates, Ltd.                     6,438    365,134
    Magellan Aerospace Corp.                                   9,236    147,494
    Magna International, Inc.(2554475)                        26,629  1,269,990
    Magna International, Inc.(559222401)                         300     14,307
#*  Mainstreet Equity Corp.                                    1,005     30,221
    Mainstreet Health Investments, Inc.                        1,100     10,120
*   Major Drilling Group International, Inc.                  70,995    469,219
    Mandalay Resources Corp.                                 204,371     63,930
*   Manitok Energy, Inc.                                       6,893        470
    Manulife Financial Corp.(2492519)                         36,601    753,891
    Manulife Financial Corp.(56501R106)                       75,088  1,548,315
    Maple Leaf Foods, Inc.                                    36,799  1,017,119
    Martinrea International, Inc.                             76,375    616,881
*   Maxim Power Corp.                                          2,200      4,764
#   Mediagrif Interactive Technologies, Inc.                   1,000     11,999
#   Medical Facilities Corp.                                  14,715    153,907
#*  MEG Energy Corp.                                         200,289    822,522
    Melcor Developments, Ltd.                                  4,353     50,103
    Methanex Corp.(2654416)                                   15,900    704,995
    Methanex Corp.(59151K108)                                  2,714    120,230
    Metro, Inc.                                               29,275    991,605
#*  Midas Gold Corp.                                          40,000     24,383
*   Minco Silver Corp.                                         9,414      8,079
*   Mitel Networks Corp.                                      74,628    635,692
    Morguard Corp.                                             1,100    151,772
    Morneau Shepell, Inc.                                     20,525    340,286
    MTY Food Group, Inc.                                       5,616    211,982
    Mullen Group, Ltd.                                        50,867    651,163
    National Bank of Canada                                   59,178  2,665,205
*   Neptune Technologies & Bioressources, Inc.                 6,516      5,645
    Nevsun Resources, Ltd.                                   231,476    625,686
    New Flyer Industries, Inc.                                23,034    939,096
*   New Gold, Inc.                                           391,582  1,309,723
#*  Newalta Corp.                                             83,333     84,887
    Norbord, Inc.(2641441)                                     4,916    174,480
    Norbord, Inc.(65548P403)                                   3,586    127,160
    North American Energy Partners, Inc.(656844107)           11,011     46,797
    North American Energy Partners, Inc.(B1HTYS2)             12,646     53,252

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    North West Co., Inc. (The)                                16,108 $  394,577
#   Northland Power, Inc.                                     27,644    514,854
*   Novelion Therapeutics, Inc.                                  746      6,753
*   NuVista Energy, Ltd.                                     144,490    740,558
*   Obsidian Energy, Ltd.(674482104)                          79,923     94,309
*   Obsidian Energy, Ltd.(BDHLTZ4)                           391,148    461,189
    OceanaGold Corp.                                         493,328  1,349,307
    Onex Corp.                                                 6,200    496,845
    Open Text Corp.                                           12,400    414,742
*   Orbite Technologies, Inc.                                121,500     17,181
#   Osisko Gold Royalties, Ltd.(BN60CQ4)                      82,014  1,053,171
    Osisko Gold Royalties, Ltd.(68827L101)                     2,000     25,700
#*  Painted Pony Energy, Ltd.                                 85,445    311,831
    Pan American Silver Corp.(697900108)                      82,032  1,382,239
    Pan American Silver Corp.(2669272)                        25,434    428,402
#*  Paramount Resources, Ltd. Class A                         54,428    872,245
*   Parex Resources, Inc.                                     56,767    698,461
    Parkland Fuel Corp.                                       18,102    388,393
    Pason Systems, Inc.                                       22,885    334,074
    Pembina Pipeline Corp.(B4PPQG5)                            3,982    135,786
    Pembina Pipeline Corp.(B4PT2P8)                            4,324    147,348
#*  Pengrowth Energy Corp.                                   431,204    325,111
#   Peyto Exploration & Development Corp.                     11,576    205,755
*   PHX Energy Services Corp.                                 30,152     49,820
#*  Pine Cliff Energy, Ltd.                                  141,100     78,090
#   Pizza Pizza Royalty Corp.                                 20,206    271,790
#*  Platinum Group Metals, Ltd.                               22,970     16,766
#*  Point Loma Resources, Ltd.                                   406        119
    Polaris Infrastructure, Inc.                               1,800     24,558
    Potash Corp. of Saskatchewan, Inc.                        21,498    384,814
#   PrairieSky Royalty, Ltd.                                   1,664     41,321
*   Precision Drilling Corp.(B5YPLH9)                        205,892    597,818
*   Precision Drilling Corp.(74022D308)                       59,993    175,180
*   Premier Gold Mines, Ltd.                                  53,166    144,562
    Premium Brands Holdings Corp.                              8,423    608,240
#*  Pretium Resources, Inc.                                   67,986    653,276
*   Primero Mining Corp.(74164W106)                            6,304      2,288
#*  Primero Mining Corp.(B4Z8FV2)                            132,141     47,695
#*  Pulse Seismic, Inc.                                       33,004     67,768
    Pure Technologies, Ltd.                                   10,700     43,169
    Quarterhill, Inc.                                        102,507    147,173
    Quebecor, Inc. Class B                                    16,000    554,530
#*  Questerre Energy Corp. Class A                            16,560      9,829
*   Raging River Exploration, Inc.                            14,392     92,233
    Reitmans Canada, Ltd. Class A                             29,599    108,496
    Richelieu Hardware, Ltd.                                  15,921    415,408
*   Richmont Mines, Inc.                                      24,900    207,508
    Ritchie Bros Auctioneers, Inc.(2345390)                    3,200     90,347
    Ritchie Bros Auctioneers, Inc.(767744105)                 13,981    394,684
#*  RMP Energy, Inc.                                         100,137     48,191
    Rocky Mountain Dealerships, Inc.                          12,478    100,985
#   Rogers Sugar, Inc.                                        69,448    357,058
    Royal Bank of Canada(2754383)                             13,700  1,022,047

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Royal Bank of Canada(780087102)                           21,014 $1,566,804
#*  Royal Nickel Corp.                                       128,000     19,507
#   Russel Metals, Inc.                                       38,412    768,394
#*  Sabina Gold & Silver Corp.                               168,500    305,442
#*  Sandstorm Gold, Ltd.                                     107,997    445,241
    Sandvine Corp.                                           112,056    393,668
    Saputo, Inc.                                              11,022    373,603
    Savaria Corp.                                              1,600     19,122
    Secure Energy Services, Inc.                             132,463  1,000,843
*   SEMAFO, Inc.                                             187,120    451,760
*   Seven Generations Energy, Ltd. Class A                       903     15,695
    Shaw Communications, Inc. Class B(2801836)                 4,800    106,876
    Shaw Communications, Inc. Class B(82028K200)              18,675    415,892
    ShawCor, Ltd.                                             16,463    368,940
*   Sherritt International Corp.                             263,069    181,463
#   Sienna Senior Living, Inc.                                18,211    251,091
#*  Sierra Wireless, Inc.(2418968)                             8,700    256,168
*   Sierra Wireless, Inc.(826516106)                          15,411    454,624
#*  Silver Standard Resources, Inc.(82823L106)                20,715    201,557
*   Silver Standard Resources, Inc.(2218458)                  69,629    676,883
    Sleep Country Canada Holdings, Inc.                        2,000     60,846
    SNC-Lavalin Group, Inc.                                   18,817    828,748
*   Solium Capital, Inc.                                       6,894     53,582
*   Southern Pacific Resource Corp.                          135,301         14
#*  Spartan Energy Corp.                                      90,010    461,332
#*  Spin Master Corp.                                          3,794    116,308
#   Sprott, Inc.                                             159,767    293,455
#   Stantec, Inc.(2854238)                                    13,024    331,359
    Stantec, Inc.(85472N109)                                   4,216    107,508
    Stella-Jones, Inc.                                         8,350    292,208
#*  Stornoway Diamond Corp.                                  375,613    238,006
*   Strad Energy Services, Ltd.                                4,059      4,525
#   Stuart Olson, Inc.                                        18,950     80,861
#   Student Transportation, Inc.                              25,875    152,334
    Sun Life Financial, Inc.(2566124)                          7,841    300,496
    Sun Life Financial, Inc.(866796105)                       22,468    861,198
#   Suncor Energy, Inc.(867224107)                            72,745  2,372,942
    Suncor Energy, Inc.(B3NB1P2)                             100,053  3,263,799
#*  SunOpta, Inc.(2817510)                                    23,209    221,526
*   SunOpta, Inc.(8676EP108)                                  43,059    409,061
    Superior Plus Corp.                                       94,681    830,049
    Supremex, Inc.                                             6,100     21,919
#   Surge Energy, Inc.                                       227,284    395,594
#   Tahoe Resources, Inc.(B5B9KV1)                            34,180    186,973
    Tahoe Resources, Inc.(873868103)                         122,913    672,334
#*  Taseko Mines, Ltd.                                       150,429    224,422
#   Teck Resources, Ltd. Class A                               1,200     26,863
    Teck Resources, Ltd. Class B(2879327)                     10,991    238,553
    Teck Resources, Ltd. Class B(878742204)                  125,968  2,732,246
    TELUS Corp.                                               10,600    382,850
#*  Tembec, Inc.                                              27,377     99,692
*   Teranga Gold Corp.                                        80,844    206,851
    TFI International, Inc.                                   39,227    922,192

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Theratechnologies, Inc.                                   30,200 $  188,939
    Thomson Reuters Corp.                                     10,416    477,043
#*  TMAC Resources, Inc.                                       4,600     40,032
    TMX Group, Ltd.                                           23,886  1,266,384
    TORC Oil & Gas, Ltd.                                     121,146    545,120
*   Torex Gold Resources, Inc.                                21,361    389,448
    Toromont Industries, Ltd.                                 22,041    818,350
    Toronto-Dominion Bank (The)(2897222)                      41,258  2,126,851
    Toronto-Dominion Bank (The)(891160509)                     5,699    293,726
    Torstar Corp. Class B                                     69,863     81,813
    Total Energy Services, Inc.                               37,048    359,560
*   Tourmaline Oil Corp.                                      47,906  1,062,443
    TransAlta Corp.(2901628)                                  91,677    597,822
    TransAlta Corp.(89346D107)                               125,991    825,241
#   TransAlta Renewables, Inc.                                13,300    155,962
    TransCanada Corp.(2665184)                                12,378    632,427
    TransCanada Corp.(89353D107)                               2,905    148,504
    Transcontinental, Inc. Class A                            53,732  1,095,542
*   TransGlobe Energy Corp.                                   67,575     92,142
#*  Trevali Mining Corp.                                     307,649    318,321
*   Trican Well Service, Ltd.                                283,502    829,984
    Tricon Capital Group, Inc.                                 9,200     77,481
*   Trilogy Energy Corp.                                      49,908    211,761
*   Trinidad Drilling, Ltd.                                  235,016    337,420
*   Turquoise Hill Resources, Ltd.(900435108)                 17,904     58,904
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                  174,073    572,448
*   TVA Group, Inc. Class B                                      653      1,776
#   Uni-Select, Inc.                                          25,520    595,654
#*  UrtheCast Corp.                                           18,500     16,619
#*  Valeant Pharmaceuticals International, Inc.              152,069  2,503,056
#   Valener, Inc.                                             10,289    177,927
    Veresen, Inc.                                            250,788  3,663,003
    Vermilion Energy, Inc.                                    15,758    519,384
    Wajax Corp.                                               11,809    222,114
    Waste Connections, Inc.(94106B101)                         6,192    402,345
    Waste Connections, Inc.(BYQFRK5)                           4,519    293,715
*   Wesdome Gold Mines, Ltd.                                  44,300     87,410
    West Fraser Timber Co., Ltd.                              42,570  2,262,091
#*  Western Energy Services Corp.                             64,541     74,545
    Western Forest Products, Inc.                            309,165    614,982
    WestJet Airlines, Ltd.                                     4,300     85,707
    Westshore Terminals Investment Corp.                      17,989    340,518
    Wheaton Precious Metals Corp.                             29,388    596,870
#   Whitecap Resources, Inc.                                 286,060  2,113,184
    Winpak, Ltd.                                               6,877    295,268
    WSP Global, Inc.                                          24,359    988,818
*   Xtreme Drilling Corp.                                      7,616     12,217
    Yamana Gold, Inc.(2219279)                               682,670  1,779,568
    Yamana Gold, Inc.(98462Y100)                               6,868     17,857
*   Yangarra Resources, Ltd.                                  41,300    112,298
#*  Yellow Pages, Ltd.                                        19,713    103,407

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    ZCL Composites, Inc.                                     6,650 $     70,834
                                                                   ------------
TOTAL CANADA                                                        207,326,961
                                                                   ------------
CHINA -- (0.0%)
    BEP International Holdings, Ltd.                     2,770,000       72,921
*   HongDa Financial Holding, Ltd.                         480,000       13,572
*   KuangChi Science, Ltd.                                 179,000       62,755
    Lisi Group Holdings, Ltd.                              672,000       53,293
                                                                   ------------
TOTAL CHINA                                                             202,541
                                                                   ------------
DENMARK -- (2.0%)
#   ALK-Abello A.S.                                          3,727      587,428
    Alm Brand A.S.                                          63,379      635,360
    Ambu A.S. Class B                                       14,918      971,381
    AP Moller - Maersk A.S. Class A                            253      528,397
    AP Moller - Maersk A.S. Class B                            499    1,089,237
*   Bang & Olufsen A.S.                                     27,777      486,020
    BankNordik P/F                                           1,833       37,051
#*  Bavarian Nordic A.S.                                    13,393      876,716
    Brodrene Hartmann A.S.                                   1,662      101,808
    Carlsberg A.S. Class B                                  18,912    2,101,106
    Chr Hansen Holding A.S.                                 19,477    1,568,509
    Coloplast A.S. Class B                                   2,059      176,886
#   Columbus A.S.                                           23,023       49,786
#*  D/S Norden A.S.                                         23,429      464,788
    Danske Bank A.S.                                        40,251    1,630,072
    DFDS A.S.                                               18,136    1,034,382
    DSV A.S.                                                35,504    2,292,341
    FLSmidth & Co. A.S.                                     27,397    1,676,816
*   Genmab A.S.                                              2,070      470,431
#   GN Store Nord A.S.                                      95,918    2,917,456
#   H Lundbeck A.S.                                         17,075    1,023,847
*   H+H International A.S. Class B                           7,858      134,359
    Harboes Bryggeri A.S. Class B                              511        9,677
    IC Group A.S.                                            4,483      102,471
    ISS A.S.                                                30,919    1,267,519
*   Jeudan A.S.                                                667       74,558
    Jyske Bank A.S.                                         45,804    2,870,827
    Matas A.S.                                              25,891      399,562
*   NKT A.S.                                                18,171    1,596,223
    Nordjyske Bank A.S.                                      5,916      113,056
    Novo Nordisk A.S. Class B                               52,427    2,229,690
#   Novozymes A.S. Class B                                   9,977      460,692
#   Pandora A.S.                                            10,035    1,154,914
    Parken Sport & Entertainment A.S.                        3,780       52,157
    Per Aarsleff Holding A.S.                               14,945      372,778
    Ringkjoebing Landbobank A.S.                            15,125      796,300
    Rockwool International A.S. Class B                      4,487    1,021,141
    Royal Unibrew A.S.                                      21,383    1,065,445
    RTX A.S.                                                 6,404      165,236
*   Santa Fe Group A.S.                                     14,613      132,419
    Schouw & Co. AB                                         13,852    1,521,063

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    SimCorp A.S.                                             17,341 $ 1,084,299
    Solar A.S. Class B                                        4,464     265,846
    Spar Nord Bank A.S.                                      63,888     858,640
    Sydbank A.S.                                             55,133   2,296,625
    TDC A.S.                                                515,530   3,181,105
    Tivoli A.S.                                                 178      17,172
*   TK Development A.S.                                      55,151      93,870
*   Topdanmark A.S.                                          43,920   1,500,691
    Tryg A.S.                                                48,492   1,092,636
    United International Enterprises                          1,094     230,547
    Vestas Wind Systems A.S.                                 18,318   1,790,252
#*  Vestjysk Bank A.S.                                       15,069      29,445
*   William Demant Holding A.S.                              47,885   1,272,255
#*  Zealand Pharma A.S.                                       5,267     104,825
                                                                    -----------
TOTAL DENMARK                                                        50,078,113
                                                                    -----------
FINLAND -- (2.0%)
    Afarak Group Oyj                                         15,519      14,534
    Ahlstrom-Munksjo Oyj                                     10,658     219,844
    Aktia Bank Oyj                                           19,864     216,304
    Alandsbanken Abp Class B                                      5          85
    Alma Media Oyj                                           11,598      88,946
    Amer Sports Oyj                                          63,952   1,717,822
    Apetit Oyj                                                  276       4,543
    Aspo Oyj                                                  6,205      66,240
    Atria Oyj                                                10,467     140,000
*   BasWare Oyj                                               1,456      69,308
    Bittium Oyj                                              10,461      92,175
    Cargotec Oyj Class B                                     24,533   1,497,803
#*  Caverion Corp.                                           32,549     272,309
    Citycon Oyj                                              93,565     254,626
    Cramo Oyj                                                21,940     629,411
    Digia Oyj                                                 2,091       6,905
    Elisa Oyj                                                42,719   1,758,608
    F-Secure Oyj                                             29,375     133,458
    Finnair Oyj                                              55,961     605,466
    Fiskars Oyj Abp                                          20,825     523,148
    Fortum Oyj                                               98,858   1,616,538
    HKScan Oyj Class A                                       24,600      87,912
    Huhtamaki Oyj                                            46,685   1,809,079
    Ilkka-Yhtyma Oyj                                          3,592      13,715
    Kemira Oyj                                               70,680     890,900
    Kesko Oyj Class A                                         3,096     157,057
    Kesko Oyj Class B                                        41,548   2,100,836
    Kone Oyj Class B                                         18,181     947,000
    Konecranes Oyj                                           14,374     641,310
    Lassila & Tikanoja Oyj                                   19,020     433,459
    Lemminkainen Oyj                                          2,979      89,298
#   Metsa Board Oyj                                         125,806     889,906
    Metso Oyj                                                55,305   1,759,459
    Neste Oyj                                                50,237   2,177,976
    Nokia Oyj(5902941)                                      179,921   1,148,109
    Nokia Oyj(5946455)                                      143,713     918,703

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    Nokian Renkaat Oyj                                       42,666 $ 1,739,676
    Olvi Oyj Class A                                          7,627     268,197
    Oriola Oyj Class B                                       78,266     335,697
    Orion Oyj Class A                                         5,798     294,039
    Orion Oyj Class B                                        28,958   1,463,559
    Outokumpu Oyj                                           203,109   1,706,754
*   Outotec Oyj                                             106,364     693,780
    Pihlajalinna Oyj                                          2,567      51,756
    Ponsse Oy                                                 2,825      81,963
*   Poyry Oyj                                                 6,843      39,164
*   QT Group Oyj                                              1,859      14,968
    Raisio Oyj Class V                                       80,223     335,988
    Ramirent Oyj                                             44,716     445,728
    Revenio Group Oyj                                         2,106      92,164
    Sampo Oyj Class A                                        46,849   2,562,246
    Sanoma Oyj                                               65,013     603,884
    SRV Group OYJ                                             3,870      20,654
*   Stockmann Oyj Abp Class A                                 2,666      23,093
*   Stockmann Oyj Abp Class B                                27,220     235,669
    Stora Enso Oyj Class R                                  285,475   3,816,752
*   Talvivaara Mining Co. P.L.C.                            190,260       1,284
    Technopolis Oyj                                          40,698     176,337
    Tieto Oyj                                                28,426     901,788
    Tikkurila Oyj                                            15,819     337,383
    UPM-Kymmene Oyj                                         258,374   7,033,740
#   Uponor Oyj                                               22,059     356,178
    Vaisala Oyj Class A                                       4,398     211,514
    Valmet Oyj                                               43,149     786,541
    Wartsila Oyj Abp                                         14,688     976,138
#   YIT Oyj                                                  81,132     688,981
                                                                    -----------
TOTAL FINLAND                                                        50,288,407
                                                                    -----------
FRANCE -- (6.2%)
    ABC Arbitrage                                            20,414     147,976
    Accor SA                                                 13,779     640,085
#   Actia Group                                              10,087     105,851
    Aeroports de Paris                                        2,541     430,026
*   Air France-KLM                                           66,287     897,525
    Air Liquide SA                                            6,508     797,970
    Akka Technologies                                         4,661     254,586
    Albioma SA                                               16,533     388,483
#   Alstom SA                                                 8,602     308,176
    Altamir                                                  16,568     329,705
    Alten SA                                                 11,932   1,030,126
    Altran Technologies SA                                   72,366   1,272,441
    Amundi SA                                                 4,601     355,851
#*  Antalis International SAS                                 9,727      22,108
    April SA                                                  6,744     103,780
#*  Archos                                                   19,979      16,073
    Arkema SA                                                22,438   2,554,238
    Assystem                                                  5,757     220,824
    Atos SE                                                  19,717   2,997,686
    Aubay                                                     2,620      95,223

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    AXA SA                                                   110,215 $3,255,032
#   AXA SA Sponsored ADR                                      14,588    429,908
    Axway Software SA                                          3,291     94,519
    Beneteau SA                                               12,255    210,390
*   Bigben Interactive                                        10,795    123,844
    BioMerieux                                                 4,056    893,753
    BNP Paribas SA                                            73,561  5,700,657
    Boiron SA                                                  3,165    296,491
    Bollore SA                                               108,528    503,528
    Bonduelle SCA                                             11,968    459,866
#   Bourbon Corp.                                             12,868    119,937
    Bouygues SA                                               30,857  1,322,966
    Bureau Veritas SA                                         24,625    561,072
    Burelle SA                                                    58     82,084
    Capgemini SE                                               9,054    985,704
    Carrefour SA                                              66,156  1,589,077
    Casino Guichard Perrachon SA                              34,577  2,108,891
    Catering International Services                              672     15,513
*   Cegedim SA                                                 1,092     41,676
#*  CGG SA                                                     9,806     43,304
*   CGG SA Sponsored ADR                                         508      2,413
    Chargeurs SA                                              25,077    727,243
    Christian Dior SE                                          1,578    449,342
    Cie de Saint-Gobain                                       98,275  5,452,955
    Cie des Alpes                                              8,162    266,661
    Cie Generale des Etablissements Michelin                  23,837  3,228,390
    Cie Plastic Omnium SA                                     21,425    824,483
    CNP Assurances                                            50,177  1,211,357
*   Coface SA                                                 58,006    548,489
    Credit Agricole SA                                        82,395  1,446,226
    Danone SA                                                 12,713    948,646
    Dassault Systemes SE                                       2,688    263,686
    Derichebourg SA                                           69,069    605,106
    Devoteam SA                                                2,063    187,215
#   Edenred                                                   30,918    812,767
    Eiffage SA                                                16,727  1,620,272
    Electricite de France SA                                  91,264    926,387
    Electricite de Strasbourg SA                                  88     12,457
    Elior Group                                               25,510    677,111
#   Elis SA                                                   12,688    306,779
    Engie SA                                                 149,646  2,410,228
#*  Eramet                                                     4,658    294,047
    Essilor International SA                                   9,379  1,187,444
*   Esso SA Francaise                                          2,429    163,309
    Euler Hermes Group                                         5,832    697,213
    Eurofins Scientific SE                                     2,681  1,493,448
    Euronext NV                                               14,327    837,264
    Europcar Groupe SA                                        21,586    314,295
    Eutelsat Communications SA                                55,840  1,511,266
    Exel Industries Class A                                      545     65,142
    Faurecia                                                  28,361  1,574,832
    Fleury Michon SA                                             571     34,271
*   Fnac Darty SA                                              4,086    387,242

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
*   Fnac Darty SA                                              2,700 $  255,397
    Gaztransport Et Technigaz SA                               7,326    349,181
    GL Events                                                  4,967    147,375
    Groupe Crit                                                2,177    208,592
    Groupe Eurotunnel SE                                      64,590    716,212
#*  Groupe Gorge                                               2,052     51,014
    Groupe Open                                                3,320     99,060
    Guerbet                                                    3,812    343,061
    Haulotte Group SA                                          5,625     99,022
    Havas SA                                                  26,989    295,599
*   HiPay Group SA                                             2,179     41,870
*   ID Logistics Group                                           596     96,274
    Iliad SA                                                   1,304    323,489
    Imerys SA                                                  7,484    648,746
    Ingenico Group SA                                          7,544    791,330
    Interparfums SA                                            3,099    123,148
    Ipsen SA                                                  11,306  1,447,108
    IPSOS                                                     22,830    788,435
    Jacquet Metal Service                                      8,285    231,538
#   JCDecaux SA                                                8,247    293,691
    Kaufman & Broad SA                                           265     11,483
    Kering                                                     2,393    836,404
    Korian SA                                                 29,839    986,593
    Lagardere SCA                                             66,997  2,201,228
    Laurent-Perrier                                            1,001     90,656
    Le Belier                                                    205     11,056
    Le Noble Age                                               3,880    229,694
    Lectra                                                     8,258    237,503
    Legrand SA                                                13,193    911,341
#   Linedata Services                                            779     45,379
    LISI                                                      11,627    560,539
    LVMH Moet Hennessy Louis Vuitton SE                        6,702  1,683,465
    Maisons France Confort SA                                  1,205     88,390
    Manitou BF SA                                              5,334    187,057
    Manutan International                                        529     54,397
    Mersen SA                                                 11,851    437,870
#*  METabolic EXplorer SA                                     29,546     81,827
    Metropole Television SA                                   20,920    506,164
    MGI Coutier                                                7,238    291,130
    Natixis SA                                               141,854  1,030,788
#*  Naturex                                                    3,016    306,121
#   Neopost SA                                                26,987  1,237,493
    Nexans SA                                                 24,125  1,381,985
    Nexity SA                                                 16,336    876,196
#*  Nicox                                                      7,923    115,433
*   NRJ Group                                                  5,162     68,324
#   Oeneo SA                                                  11,431    127,430
#*  Onxeo SA(BPFJVR0)                                          5,700     26,794
#*  Onxeo SA(B04P0G6)                                         25,529    122,130
    Orange SA                                                225,492  3,794,325
    Orpea                                                      8,489    973,460
#*  Parrot SA                                                  8,679    103,058
    PCAS                                                       1,578     33,735

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Pernod Ricard SA                                           6,101 $  846,478
    Peugeot SA                                               136,118  2,927,997
#*  Pierre & Vacances SA                                       4,980    278,347
    Plastivaloire                                              7,504    192,995
    PSB Industries SA                                            755     47,664
    Publicis Groupe SA                                         9,458    715,180
#   Rallye SA                                                 22,424    476,559
#*  Recylex SA                                                 4,720     51,706
#   Remy Cointreau SA                                          1,105    127,110
    Renault SA                                                41,368  3,726,921
    Rexel SA                                                 238,651  3,779,147
    Robertet SA                                                  252    120,820
    Rothschild & Co.                                           9,469    352,172
    Rubis SCA                                                 15,270    971,967
    Samse SA                                                      40      7,018
    Sanofi                                                    34,442  3,281,944
    Sartorius Stedim Biotech                                   6,222    443,332
    Savencia SA                                                3,303    328,511
    Schneider Electric SE(4834108)                            10,961    860,254
    Schneider Electric SE(B11BPS1)                             1,883    148,213
    SCOR SE                                                   76,077  3,208,612
    SEB SA                                                     7,961  1,416,296
    Seche Environnement SA                                       944     36,876
#*  Sequana SA                                                48,633     54,021
    SES SA                                                    53,143  1,250,145
#*  SES-imagotag SA                                            1,158     39,558
*   SFR Group SA                                               2,828    105,265
    Societe BIC SA                                             1,862    218,405
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     548     21,384
    Societe Generale SA                                       54,754  3,210,484
#*  Societe Internationale de Plantations d'Heveas SA            378     37,748
    Societe Marseillaise du Tunnel Prado-Carenage SA             200      4,417
    Sodexo SA                                                  4,548    537,254
*   SOITEC                                                     4,560    289,533
*   Solocal Group                                            142,187    143,117
    Somfy SA                                                   1,665    157,778
    Sopra Steria Group                                         6,764  1,169,646
    SPIE SA                                                    7,235    203,357
*   Stallergenes Greer P.L.C.                                  2,696    114,585
#*  Ste Industrielle d'Aviation Latecoere SA                  70,090    360,757
    Stef SA                                                    2,766    307,435
    STMicroelectronics NV(5962332)                           195,836  3,317,889
    STMicroelectronics NV(2430025)                            14,700    247,695
    Suez                                                      22,409    405,182
    Sword Group                                                4,850    199,189
    Synergie SA                                                4,953    234,688
    Tarkett SA                                                 7,821    323,804
    Technicolor SA                                           136,678    496,880
    Teleperformance                                           19,734  2,749,590
    Television Francaise 1                                    64,164    938,827
    Tessi SA                                                      94     17,224
    Thales SA                                                  9,554  1,057,703
    Thermador Groupe                                             960    105,700

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Total Gabon                                                101 $     15,937
    Total SA                                               189,670    9,645,416
    Total SA Sponsored ADR                                      57        2,888
*   Touax SA                                                   388        5,732
    Trigano SA                                               4,601      605,042
*   Ubisoft Entertainment SA                                63,784    4,035,965
    Union Financiere de France BQE SA                          730       24,952
    Valeo SA                                                20,037    1,387,333
#*  Vallourec SA                                           261,126    1,544,717
#*  Valneva SE                                              24,905       86,690
    Vetoquinol SA                                            1,402       87,131
    Vicat SA                                                11,855      866,066
    VIEL & Cie SA                                           11,006       75,995
    Vilmorin & Cie SA                                        4,647      409,758
    Vinci SA                                                17,186    1,538,944
*   Virbac SA                                                1,525      272,189
    Vivendi SA                                              98,598    2,278,989
    Vranken-Pommery Monopole SA                                394       11,347
*   Worldline SA                                             4,965      201,784
    Zodiac Aerospace                                        15,279      436,944
                                                                   ------------
TOTAL FRANCE                                                        156,493,719
                                                                   ------------
GERMANY -- (6.1%)
    Aareal Bank AG                                          48,573    2,025,907
    Adidas AG                                               11,271    2,574,231
*   Adler Modemaerkte AG                                     4,316       29,923
#*  ADLER Real Estate AG                                     5,972       93,602
    ADO Properties SA                                        1,282       57,870
#*  ADVA Optical Networking SE                              25,534      194,467
#*  AIXTRON SE                                              24,048      213,998
    All for One Steeb AG                                       486       37,330
    Allgeier SE                                              2,271       60,839
    Allianz SE                                              25,753    5,489,458
    Allianz SE Sponsored ADR                                11,988      255,944
    Amadeus Fire AG                                          1,760      162,566
*   AS Creation Tapeten                                         50        1,461
    Atoss Software AG                                          116       10,518
    Aurubis AG                                              26,030    2,317,267
#   Axel Springer SE                                        20,007    1,270,423
    BASF SE                                                 39,408    3,751,639
    Basler AG                                                  413       78,013
    Bauer AG                                                 6,951      192,754
#   Bayer AG                                                 7,907    1,001,510
    Bayerische Motoren Werke AG                             33,569    3,084,300
    BayWa AG                                                10,916      403,950
    Bechtle AG                                              13,772      991,323
    Beiersdorf AG                                            3,976      436,322
#   Bertrandt AG                                             2,701      257,231
    Bijou Brigitte AG                                        2,005      138,820
#   Bilfinger SE                                            26,510    1,083,219
#*  Biotest AG                                               4,254      138,487
    Borussia Dortmund GmbH & Co. KGaA                       52,890      374,040
    Brenntag AG                                             17,117      969,972

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
#   CANCOM SE                                                  7,134 $  469,166
    Carl Zeiss Meditec AG                                     11,534    617,570
    CENIT AG                                                   3,984    110,774
    CENTROTEC Sustainable AG                                   8,383    185,529
    Cewe Stiftung & Co. KGAA                                   4,154    367,585
    Comdirect Bank AG                                         17,855    225,197
*   Commerzbank AG                                           150,070  1,962,963
    CompuGroup Medical SE                                     10,913    650,124
*   Constantin Medien AG                                      11,950     26,288
    Continental AG                                             3,798    855,566
    Covestro AG                                                1,796    139,277
    CropEnergies AG                                           17,051    183,363
    CTS Eventim AG & Co. KGaA                                 17,466    809,556
    Daimler AG                                                89,896  6,298,542
#   Delticom AG                                                1,376     25,210
    Deutsche Bank AG(5750355)                                  2,154     38,358
    Deutsche Bank AG(D18190898)                              141,540  2,525,074
    Deutsche Beteiligungs AG                                   8,326    392,249
    Deutsche Boerse AG                                         9,256    966,486
#   Deutsche EuroShop AG                                       6,589    274,398
    Deutsche Lufthansa AG                                    152,127  3,266,930
    Deutsche Pfandbriefbank AG                                49,376    650,578
    Deutsche Post AG                                          27,702  1,074,631
    Deutsche Telekom AG                                      169,229  3,091,599
    Deutsche Telekom AG Sponsored ADR                         16,349    298,369
    Deutsche Wohnen AG                                        28,338  1,122,971
    Deutz AG                                                  67,408    500,424
*   Dialog Semiconductor P.L.C.                               25,866  1,127,165
    DIC Asset AG                                              11,458    123,565
#   Diebold Nixdorf AG                                           869     73,969
    DMG Mori AG                                               10,818    638,876
    Dr Hoenle AG                                               1,129     47,666
    Draegerwerk AG & Co. KGaA                                  2,421    196,976
    Drillisch AG                                               9,813    656,434
    Duerr AG                                                   9,489  1,156,110
    E.ON SE                                                  588,434  5,821,228
    Eckert & Ziegler AG                                        2,499    105,795
    EDAG Engineering Group AG                                  1,715     27,225
    Elmos Semiconductor AG                                    10,591    258,186
#   ElringKlinger AG                                          25,983    453,252
*   Euromicron AG                                              4,826     48,880
*   Evotec AG                                                 26,184    377,307
#   Fielmann AG                                                7,546    606,051
*   First Sensor AG                                            3,082     50,602
    Francotyp-Postalia Holding AG Class A                      2,977     19,693
    Fraport AG Frankfurt Airport Services Worldwide           20,490  2,051,849
    Freenet AG                                                52,793  1,782,019
    Fresenius Medical Care AG & Co. KGaA                      10,963  1,033,816
    Fresenius Medical Care AG & Co. KGaA ADR                   4,254    200,278
    Fresenius SE & Co. KGaA                                    4,529    382,269
    Fuchs Petrolub SE                                          6,467    340,180
#   GEA Group AG                                              13,743    558,531
    Gerresheimer AG                                           19,738  1,628,939

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
#   Gerry Weber International AG                              20,442 $  260,822
    Gesco AG                                                   5,593    177,296
#   GFT Technologies SE                                        5,668    105,361
    Grammer AG                                                 8,822    501,235
#   GRENKE AG                                                  4,212    363,840
*   H&R GmbH & Co. KGaA                                        7,923    107,819
    Hamburger Hafen und Logistik AG                           22,578    631,454
    Hannover Rueck SE                                          4,064    512,953
*   Hapag-Lloyd AG                                             6,639    262,508
    HeidelbergCement AG                                       21,428  2,121,842
#*  Heidelberger Druckmaschinen AG                           177,360    603,913
    Hella KGaA Hueck & Co.                                    24,271  1,283,389
    Henkel AG & Co. KGaA                                       1,781    224,066
*   Highlight Communications AG                                8,842     52,787
    Hochtief AG                                                4,713    841,240
*   HolidayCheck Group AG                                     22,280     79,203
    Hornbach Baumarkt AG                                       7,020    260,958
    Hugo Boss AG                                              19,827  1,495,517
    Indus Holding AG                                          11,192    837,673
    Infineon Technologies AG                                  11,283    245,025
    Infineon Technologies AG ADR                              44,524    967,952
    Innogy SE                                                  1,943     81,606
    Isra Vision AG                                             1,564    286,409
    Jenoptik AG                                               25,228    695,082
#   K+S AG                                                   146,988  3,822,153
    KION Group AG                                             18,469  1,602,616
    Kloeckner & Co. SE                                        76,269    843,255
    Koenig & Bauer AG                                         10,134    793,881
*   Kontron AG                                                39,265    161,702
#   Krones AG                                                  4,171    518,950
    KSB AG                                                        37     20,930
    KWS Saat SE                                                  978    397,286
    Lanxess AG                                                42,713  3,293,765
    LEG Immobilien AG                                          8,891    854,918
    Leifheit AG                                                3,878    153,582
    Leoni AG                                                  28,074  1,660,534
    Linde AG                                                   6,050  1,154,102
#*  LPKF Laser & Electronics AG                                8,623     93,902
    MAN SE                                                     1,923    212,952
#*  Manz AG                                                    2,130     84,515
#*  Medigene AG                                                1,746     21,244
    Merck KGaA                                                 3,932    431,465
    Metro AG                                                  44,681    502,097
*   Metro Wholesale & Food Specialist AG                      44,681    902,626
    MLP AG                                                    42,958    314,667
    MTU Aero Engines AG                                       15,704  2,301,481
    Muenchener Rueckversicherungs-Gesellschaft AG             10,204  2,191,813
    Nemetschek SE                                              7,104    551,270
    Nexus AG                                                   2,861     88,029
#*  Nordex SE                                                 20,754    283,379
    Norma Group SE                                            17,117  1,038,035
    OHB SE                                                     4,708    168,720
    OSRAM Licht AG                                            27,767  2,313,977

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
#   paragon AG                                                   963 $   69,942
*   Patrizia Immobilien AG                                    38,442    694,425
    Pfeiffer Vacuum Technology AG                              4,509    764,642
    PNE Wind AG                                               56,123    175,806
    Progress-Werk Oberkirch AG                                 1,001     50,952
#   ProSiebenSat.1 Media SE                                   10,357    413,804
    Puma SE                                                      972    389,670
    QIAGEN NV(BYXS699)                                        33,014  1,095,051
    QIAGEN NV(N72482123)                                      12,402    407,282
#   QSC AG                                                    78,252    172,011
    R Stahl AG                                                 1,041     39,429
    Rational AG                                                  971    609,728
    Rheinmetall AG                                            22,813  2,276,508
#   RHOEN-KLINIKUM AG                                         27,136    853,947
#   RIB Software SE                                           17,203    307,329
    RTL Group SA                                               2,466    191,845
*   RWE AG                                                   247,438  5,213,660
#   S&T AG                                                     7,176    125,442
#   SAF-Holland SA                                            28,331    500,588
    Salzgitter AG                                             30,000  1,345,940
    SAP SE                                                    10,370  1,098,029
*   Schaltbau Holding AG                                       2,774    121,581
    Secunet Security Networks AG                                 753     89,163
#*  SGL Carbon SE                                             16,120    203,326
    SHW AG                                                     3,890    163,831
    Siemens AG                                                20,802  2,822,864
*   Siltronic AG                                               5,693    619,067
#   Sixt Leasing SE                                            6,884    163,081
    Sixt SE                                                   10,681    755,014
#   SMA Solar Technology AG                                    5,887    213,497
*   SMT Scharf AG                                                508      7,125
    Softing AG                                                   444      6,122
    Software AG                                               20,779    908,522
    Stabilus SA                                                2,375    197,490
#   Stada Arzneimittel AG                                     36,588  2,848,720
    Stroeer SE & Co. KGaA                                      9,336    601,897
    Suedzucker AG                                             57,029  1,217,193
#*  Suess MicroTec AG                                         17,284    249,829
    Surteco SE                                                 8,145    240,320
#   Symrise AG                                                 7,136    499,632
    TAG Immobilien AG                                         36,688    602,009
    Takkt AG                                                  19,112    469,290
*   Talanx AG                                                 21,771    897,774
    Technotrans AG                                             3,069    150,981
*   Tele Columbus AG                                           4,660     53,485
#   Telefonica Deutschland Holding AG                         91,997    475,234
#   ThyssenKrupp AG                                           13,626    404,712
    TLG Immobilien AG                                         15,653    339,492
*   Tom Tailor Holding SE                                     28,208    236,586
    Traffic Systems SE                                         1,564     30,254
    Uniper SE                                                144,960  2,987,477
    United Internet AG                                        12,953    788,579
    VERBIO Vereinigte BioEnergie AG                           16,885    192,057

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Volkswagen AG                                            4,291 $    674,741
*   Vossloh AG                                               6,321      420,414
#   VTG AG                                                   9,755      489,053
    Wacker Chemie AG                                         9,036    1,121,405
    Wacker Neuson SE                                        23,068      619,273
    Washtec AG                                               5,153      413,487
    Wirecard AG                                              1,510      115,558
    Wuestenrot & Wuerttembergische AG                        6,774      174,943
    XING AG                                                    808      237,452
    Zeal Network SE                                          4,915      135,474
                                                                   ------------
TOTAL GERMANY                                                       155,124,852
                                                                   ------------
HONG KONG -- (2.9%)
#*  13 Holdings, Ltd. (The)                                321,000       41,949
#   Aeon Credit Service Asia Co., Ltd.                      38,000       28,976
    Aeon Stores Hong Kong Co., Ltd.                         22,000       19,616
    Agritrade Resources, Ltd.                              655,000      161,027
    AIA Group, Ltd.                                        325,600    2,561,008
    Alco Holdings, Ltd.                                    240,000       62,011
    Allied Group, Ltd.                                       6,000       36,695
    Allied Properties HK, Ltd.                           1,336,540      292,285
*   Anxian Yuan China Holdings, Ltd.                       580,000        4,078
*   APAC Resources, Ltd.                                    87,317       11,163
*   Applied Development Holdings, Ltd.                     555,000       37,641
    APT Satellite Holdings, Ltd.                           286,000      141,082
    Asia Financial Holdings, Ltd.                          136,000       74,480
    Asia Satellite Telecommunications Holdings, Ltd.        39,000       39,900
    Asia Standard International Group, Ltd.                426,000      123,657
    Asian Growth Properties, Ltd.                          131,871       47,803
    ASM Pacific Technology, Ltd.                            50,300      650,064
#   Associated International Hotels, Ltd.                   10,000       30,724
#*  Auto Italia Holdings                                   875,000        8,750
#   Bank of East Asia, Ltd. (The)                          106,765      456,705
    BeijingWest Industries International, Ltd.             140,000       25,614
    BOC Hong Kong Holdings, Ltd.                           143,000      703,056
    Bonjour Holdings, Ltd.                                 596,200       28,610
    Bossini International Holdings, Ltd.                   724,000       42,651
#   Bright Smart Securities & Commodities Group, Ltd.      394,000      116,300
*   Brightoil Petroleum Holdings, Ltd.                   1,352,000      351,313
*   Brockman Mining, Ltd.                                  873,840       12,870
*   Burwill Holdings, Ltd.                               2,486,000       66,443
    Cafe de Coral Holdings, Ltd.                            94,000      302,559
*   Cash Financial Services Group, Ltd.                    300,000        9,788
    Cathay Pacific Airways, Ltd.                           640,000    1,002,728
    CCT Fortis Holdings, Ltd.                               72,000        9,502
    Century City International Holdings, Ltd.            1,208,000      114,256
    CGN Mining Co., Ltd.                                   450,000       36,246
    Chen Hsong Holdings                                     48,000       14,761
    Cheuk Nang Holdings, Ltd.                               21,817       14,522
    Chevalier International Holdings, Ltd.                  30,055       50,198
*   China Best Group Holding, Ltd.                       1,760,000       24,319
*   China Chuanglian Education Financial Group, Ltd.       660,000       10,026
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                  88,000       13,153

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   China Energy Development Holdings, Ltd.                6,602,000 $   77,741
*   China Ever Grand Financial Leasing Group Co., Ltd.       610,000      4,842
    China Flavors & Fragrances Co., Ltd.                     188,437     56,667
*   China Fortune Financial Group, Ltd.                    1,430,000     36,558
*   China Healthcare Enterprise Group, Ltd.                1,780,000     30,107
#*  China LNG Group, Ltd.                                  6,960,000    111,370
*   China Ludao Technology Co., Ltd.                         100,000     21,754
*   China Medical & Healthcare Group, Ltd.                   620,000     28,928
#   China Metal International Holdings, Inc.                 206,000     77,776
    China Motor Bus Co., Ltd.                                  1,200     15,739
*   China National Culture Group, Ltd.                     5,220,000     11,352
#*  China Soft Power Technology Holdings, Ltd.             1,550,449     23,581
*   China Solar Energy Holdings, Ltd.                         64,000        277
*   China Star Entertainment, Ltd.                           374,000     24,896
*   China Strategic Holdings, Ltd.                        10,415,000    139,924
    China Ting Group Holdings, Ltd.                          226,000     11,415
*   China Wah Yan Healthcare, Ltd.                           248,950        732
#   Chinese Estates Holdings, Ltd.                            56,000     94,159
*   Chinlink International Holdings, Ltd.                    280,800     40,955
    Chinney Investments, Ltd.                                112,000     56,588
    Chong Hing Bank, Ltd.                                     44,000     89,734
    Chow Sang Sang Holdings International, Ltd.              217,000    506,723
    Chow Tai Fook Jewellery Group, Ltd.                      188,200    195,537
    Chuang's China Investments, Ltd.                         850,000     75,035
    Chuang's Consortium International, Ltd.                  790,925    184,137
    CITIC Telecom International Holdings, Ltd.             1,665,000    506,900
    CK Hutchison Holdings, Ltd.                              167,460  2,203,625
    CK Infrastructure Holdings, Ltd.                          22,000    205,055
    CK Life Sciences Intl Holdings, Inc.                   1,358,000    111,103
#   CMBC Capital Holdings, Ltd.                            2,980,000    143,071
*   CMMB Vision Holdings, Ltd.                             1,696,000     84,615
    CNQC International Holdings, Ltd.                        297,500     94,453
    CNT Group, Ltd.                                          518,000     32,453
#*  Common Splendor International Health Industry Group,
      Ltd.                                                   550,000     41,531
*   Continental Holdings, Ltd.                             1,520,000     20,257
#*  Convoy Global Holdings, Ltd.                           5,166,000    116,986
#   Cowell e Holdings, Inc.                                  191,000     78,116
*   CP Lotus Corp.                                           260,000      5,065
*   Crocodile Garments                                       714,000     91,382
#   Cross-Harbour Holdings, Ltd. (The)                        29,048     44,104
    CSI Properties, Ltd.                                   5,271,515    279,979
    CW Group Holdings, Ltd.                                  443,000     74,265
    Dah Sing Banking Group, Ltd.                             319,795    684,876
    Dah Sing Financial Holdings, Ltd.                        135,866    961,376
    Dickson Concepts International, Ltd.                      34,500     13,024
*   Ding He Mining Holdings, Ltd.                          3,048,000     14,810
    Dynamic Holdings, Ltd.                                     2,000      2,073
    Eagle Nice International Holdings, Ltd.                  242,000    100,001
    Emperor Capital Group, Ltd.                            2,145,000    191,901
    Emperor Entertainment Hotel, Ltd.                        570,000    149,555
    Emperor International Holdings, Ltd.                   1,253,750    484,490
*   Emperor Watch & Jewellery, Ltd.                        2,400,000    104,482
#*  Enerchina Holdings, Ltd.                               5,527,500    131,284

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   Energy International Investments Holdings, Ltd.          480,000 $   10,269
*   ENM Holdings, Ltd.                                       812,000     54,062
*   Esprit Holdings, Ltd.                                  1,241,599    611,772
*   Eternity Investment, Ltd.                              1,730,000     41,384
#   Fairwood Holdings, Ltd.                                   24,500    101,311
    Far East Consortium International, Ltd.                1,136,439    626,561
#   FIH Mobile, Ltd.                                       2,063,000    689,299
    First Pacific Co., Ltd.                                1,145,200    857,063
*   First Shanghai Investments, Ltd.                         720,000     97,483
#   Fountain SET Holdings, Ltd.                              772,000    101,728
*   Freeman FinTech Corp., Ltd.                            1,220,000     78,036
    Future Bright Holdings, Ltd.                             348,000     31,167
*   Future World Financial Holdings, Ltd.                     49,963        857
*   G-Resources Group, Ltd.                               19,963,800    260,645
    Galaxy Entertainment Group, Ltd.                         138,000    852,026
#*  GCL New Energy Holdings, Ltd.                          4,532,000    208,682
    Genting Hong Kong, Ltd.                                  400,000    115,783
    Get Nice Financial Group, Ltd.                           296,150     48,490
    Get Nice Holdings, Ltd.                                4,326,000    152,144
    Giordano International, Ltd.                             852,000    474,114
*   Global Brands Group Holding, Ltd.                      4,354,000    412,018
    Glorious Sun Enterprises, Ltd.                           447,000     52,113
    Gold Peak Industries Holdings, Ltd.                       81,000      7,940
#*  Gold-Finance Holdings, Ltd.                              320,000     65,869
    Golden Resources Development International, Ltd.          90,000      5,869
#*  Good Resources Holdings, Ltd.                          2,210,000    117,200
    Great Eagle Holdings, Ltd.                               209,568  1,149,252
    Guangnan Holdings, Ltd.                                  154,000     21,290
    Guoco Group, Ltd.                                          1,000     11,723
#   Guotai Junan International Holdings, Ltd.              1,201,000    369,740
#   Haitong International Securities Group, Ltd.             935,407    539,094
    Hang Lung Group, Ltd.                                    289,000  1,097,762
    Hang Lung Properties, Ltd.                               479,000  1,191,315
    Hang Seng Bank, Ltd.                                      22,400    486,989
    Hanison Construction Holdings, Ltd.                      201,459     39,413
*   Hao Tian Development Group, Ltd.                       2,093,932     69,589
    Harbour Centre Development, Ltd.                          53,000     99,120
    Henderson Land Development Co., Ltd.                     148,484    858,198
*   Henry Group Holdings, Ltd.                               102,000     21,383
    HK Electric Investments & HK Electric Investments,
      Ltd.                                                   119,288    113,588
    HKBN, Ltd.                                               297,000    293,572
*   HKR International, Ltd.                                  678,171    376,579
    HKT Trust & HKT, Ltd.                                    346,000    453,247
    Hon Kwok Land Investment Co., Ltd.                       110,000     67,956
    Hong Kong Aircraft Engineering Co., Ltd.                  20,400    142,274
*   Hong Kong Building & Loan Agency, Ltd. (The)             816,000     22,128
#   Hong Kong Ferry Holdings Co., Ltd.                        21,000     24,512
*   Hong Kong Television Network, Ltd.                       466,000    159,787
#   Hongkong & Shanghai Hotels, Ltd. (The)                   296,000    526,163
    Hongkong Chinese, Ltd.                                   164,000     30,022
    Hop Hing Group Holdings, Ltd.                          1,832,000     53,912
    Hopewell Holdings, Ltd.                                  359,500  1,375,004
#*  Hsin Chong Group Holdings, Ltd.                        1,532,000     51,486

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   Huan Yue Interactive Holdings, Ltd.                      121,000 $    9,445
#*  Huarong Investment Stock Corp., Ltd.                     175,000     25,347
    Hung Hing Printing Group, Ltd.                           150,000     31,857
    Hutchison Telecommunications Hong Kong Holdings, Ltd.    944,000    362,235
    Hysan Development Co., Ltd.                               56,000    270,802
*   I-CABLE Communications, Ltd.                             358,000     24,717
    IGG, Inc.                                                172,000    289,349
#*  Imagi International Holdings, Ltd.                       112,799      8,787
*   International Standard Resources Holdings, Ltd.        1,624,500     15,172
*   iOne Holdings, Ltd.                                      700,000     17,094
#   IPE Group, Ltd.                                          365,000     91,083
#*  IRC, Ltd.                                              1,109,066     51,108
    IT, Ltd.                                                 298,000    148,661
    ITC Properties Group, Ltd.                               429,040    167,401
    Johnson Electric Holdings, Ltd.                          204,625    727,114
    Kader Holdings Co., Ltd.                                 214,000     21,928
    Karrie International Holdings, Ltd.                      118,000     18,710
    Kerry Logistics Network, Ltd.                            317,750    456,923
    Kerry Properties, Ltd.                                   243,000    851,536
    Kingmaker Footwear Holdings, Ltd.                        204,000     60,027
#   Kingston Financial Group, Ltd.                         1,610,000    560,224
*   Kong Sun Holdings, Ltd.                                  275,000     11,942
    Kowloon Development Co., Ltd.                            339,000    373,432
*   Kwan On Holdings, Ltd.                                   180,000     29,223
    Kwoon Chung Bus Holdings, Ltd.                            42,000     24,989
    L'Occitane International SA                              125,500    290,122
*   L'sea Resources International Holdings, Ltd.             710,000      9,021
    Lai Sun Development Co., Ltd.                         11,295,666    418,795
    Lai Sun Garment International, Ltd.                      100,000     44,039
#*  Landing International Development, Ltd.               51,510,000    592,647
#   Li & Fung, Ltd.                                        2,202,000    805,506
    Lifestyle International Holdings, Ltd.                   251,000    341,610
    Lippo China Resources, Ltd.                            2,772,000     99,303
    Lippo, Ltd.                                                9,000      5,414
    Liu Chong Hing Investment, Ltd.                          192,000    317,432
    Luk Fook Holdings International, Ltd.                    211,000    774,699
    Lung Kee Bermuda Holdings                                106,000     49,240
#*  Macau Legend Development, Ltd.                         1,755,000    302,899
    Magnificent Hotel Investment, Ltd.                       818,000     23,754
    Man Wah Holdings, Ltd.                                   894,400    772,046
*   Mason Group Holdings, Ltd.                             9,723,999    129,282
#   Master Glory Group, Ltd.(BYTP1T9)                      7,115,708     97,267
#   Master Glory Group, Ltd.(BYTP1T9)                        567,744      7,778
    Melco International Development, Ltd.                    470,000  1,110,607
    Melco Resorts & Entertainment, Ltd. ADR                   10,831    218,786
#   MGM China Holdings, Ltd.                                  76,400    150,320
*   Midland Holdings, Ltd.                                   358,584     95,368
*   Midland IC&I, Ltd.                                       179,292      9,055
    Ming Fai International Holdings, Ltd.                    146,000     22,976
    Miramar Hotel & Investment                               132,000    302,398
    Modern Dental Group, Ltd.                                 29,000     11,125
*   Mongolian Mining Corp.                                 4,708,499    165,981
#   MTR Corp., Ltd.                                           40,412    233,362

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    NagaCorp, Ltd.                                         1,270,000 $  774,123
*   National United Resources Holdings, Ltd.                 350,000      1,192
*   Neo-Neon Holdings, Ltd.                                  205,000     22,279
*   Neptune Group, Ltd.                                      355,500     15,227
*   NetMind Financial Holdings, Ltd.                      13,168,000     62,310
*   New Sports Group, Ltd.                                 2,890,000     13,334
*   New Times Energy Corp., Ltd.                           1,192,000     37,671
    New World Development Co., Ltd.                        1,305,418  1,762,897
*   Newocean Energy Holdings, Ltd.                           750,000    221,685
*   Next Digital, Ltd.                                       436,000     21,224
*   Nine Express, Ltd.                                     1,062,000     38,697
#   NWS Holdings, Ltd.                                       442,830    847,166
*   O Luxe Holdings, Ltd.                                    938,700    174,125
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                   945,000    119,683
*   Orient Overseas International, Ltd.                      195,500  1,819,399
    Oriental Watch Holdings                                  198,000     41,784
*   Pacific Andes International Holdings, Ltd.             1,218,336      4,274
*   Pacific Basin Shipping, Ltd.                           2,987,000    652,659
*   Pacific Plywood Holdings, Ltd.                           280,000     16,123
    Pacific Textiles Holdings, Ltd.                          182,000    205,825
    Paliburg Holdings, Ltd.                                  246,000    105,119
*   Pan Asia Environmental Protection Group, Ltd.             98,000      9,273
#*  Paradise Entertainment, Ltd.                             340,000     44,424
    PCCW, Ltd.                                             1,069,013    601,189
*   Pearl Oriental Oil, Ltd.                                 933,800     20,792
    Perfect Shape Beauty Technology, Ltd.                     56,000      6,449
    Pico Far East Holdings, Ltd.                             430,000    177,238
    Playmates Holdings, Ltd.                                 960,000    136,374
    Playmates Toys, Ltd.                                     600,000    102,102
    Polytec Asset Holdings, Ltd.                             930,000     80,345
    Prada SpA                                                 26,200     93,528
    PT International Development Co., Ltd.                   578,000     39,220
    Public Financial Holdings, Ltd.                          164,000     76,181
    PuraPharm Corp., Ltd.                                     70,000     31,100
*   PYI Corp., Ltd.                                        2,456,000     54,047
    Regal Hotels International Holdings, Ltd.                296,000    231,830
*   Regent Pacific Group, Ltd.                               940,000     34,852
#   Regina Miracle International Holdings, Ltd.              155,000    136,505
#*  Rentian Technology Holdings, Ltd.                      1,390,000     67,595
    SA SA International Holdings, Ltd.                       413,776    151,986
    Safety Godown Co., Ltd.                                   28,000     71,687
    Samsonite International SA                               175,800    736,204
    SAS Dragon Holdings, Ltd.                                294,000     86,937
#   SEA Holdings, Ltd.                                       104,000    122,466
*   SEEC Media Group, Ltd.                                 3,762,000     17,326
    Shangri-La Asia, Ltd.                                    605,666    983,589
#   Shenwan Hongyuan HK, Ltd.                                212,500     80,081
*   Shougang Concord Grand Group, Ltd.                       253,000      7,384
    Shun Ho Property Investments, Ltd.                        13,497      5,319
*   Shun Tak Holdings, Ltd.                                1,321,249    569,799
*   Silver base Group Holdings, Ltd.                         723,000     48,092
*   Sincere Watch Hong Kong, Ltd.                          4,770,000    101,937
*   Singamas Container Holdings, Ltd.                      1,134,000    162,448

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    Sino Land Co., Ltd.                                      516,752 $  852,264
    SITC International Holdings Co., Ltd.                    574,000    477,554
    Sitoy Group Holdings, Ltd.                               239,000     52,287
    SJM Holdings, Ltd.                                       696,000    695,813
    Sky Light Holdings, Ltd.                                 139,000     27,547
    SmarTone Telecommunications Holdings, Ltd.               270,166    354,803
*   SOCAM Development, Ltd.                                  171,768     52,074
*   Solartech International Holdings, Ltd.                 1,760,000    114,861
*   Solomon Systech International, Ltd.                      568,000     25,832
    Soundwill Holdings, Ltd.                                  69,000    172,953
*   South China Financial Holdings, Ltd.                   9,000,000     59,857
*   South China Holdings Co., Ltd.                         1,200,000     46,050
    Stella International Holdings, Ltd.                      354,000    606,740
*   Stelux Holdings International, Ltd.                      162,800     13,959
    Strong Petrochemical Holdings, Ltd.                      264,000     54,445
*   Success Universe Group, Ltd.                             300,000      8,276
#*  Summit Ascent Holdings, Ltd.                             192,000     43,449
    Sun Hung Kai & Co., Ltd.                                 569,341    375,985
    Sun Hung Kai Properties, Ltd.                             95,282  1,474,227
*   Suncorp Technologies, Ltd.                             2,920,000      9,694
    Swire Pacific, Ltd. Class A                               99,000    986,451
    Swire Pacific, Ltd. Class B                              132,500    234,667
    TAI Cheung Holdings, Ltd.                                191,000    208,254
*   Tai United Holdings, Ltd.                                240,000     37,025
*   Talent Property Group, Ltd.                            2,925,000     35,934
    Tao Heung Holdings, Ltd.                                 169,000     35,053
    Techtronic Industries Co., Ltd.                          218,000    968,637
    Television Broadcasts, Ltd.                              167,000    611,316
    Texwinca Holdings, Ltd.                                  664,000    402,829
*   Tom Group, Ltd.                                          130,000     31,975
#   Town Health International Medical Group, Ltd.            656,000     49,563
    Tradelink Electronic Commerce, Ltd.                      118,000     22,348
    Transport International Holdings, Ltd.                   164,800    555,785
*   Trinity, Ltd.                                            840,000     48,387
*   TSC Group Holdings, Ltd.                                 350,000     30,912
    Tsui Wah Holdings, Ltd.                                  100,000     15,472
#*  United Laboratories International Holdings, Ltd. (The)   573,000    359,133
*   Universe International Financial Holdings, Ltd.          410,000     53,525
*   Up Energy Development Group, Ltd.                        590,000      1,828
*   Value Convergence Holdings, Ltd.                         384,000     63,870
    Value Partners Group, Ltd.                                18,000     16,724
    Vantage International Holdings, Ltd.                     314,000     44,913
    Varitronix International, Ltd.                           231,000    123,340
    Vedan International Holdings, Ltd.                       420,000     49,446
    Victory City International Holdings, Ltd.              2,755,740     93,427
#   Vitasoy International Holdings, Ltd.                     326,000    696,649
*   VS International Group, Ltd.                             376,000     13,965
#   VST Holdings, Ltd.                                       505,200    134,092
    VTech Holdings, Ltd.                                      41,200    595,929
    Wai Kee Holdings, Ltd.                                    46,000     20,862
    Wang On Group, Ltd.                                    8,600,000     78,092
    Water Oasis Group, Ltd.                                   98,000     13,307
    WH Group, Ltd.                                           763,500    715,889

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Wharf Holdings, Ltd. (The)                              130,000 $ 1,104,953
    Wheelock & Co., Ltd.                                    186,000   1,401,602
    Win Hanverky Holdings, Ltd.                             436,000      61,351
*   Winfull Group Holdings, Ltd.                            896,000      22,476
    Wing On Co. International, Ltd.                          30,000     101,213
    Wing Tai Properties, Ltd.                               138,000      94,443
    Wonderful Sky Financial Group Holdings, Ltd.            218,000      56,343
    Wynn Macau, Ltd.                                         85,200     184,083
    Xinyi Glass Holdings, Ltd.                              986,000   1,018,831
*   Yat Sing Holdings, Ltd.                                 125,000      58,258
#   Yeebo International Holdings, Ltd.                      138,000      75,722
    YGM Trading, Ltd.                                         8,000       7,227
*   YT Realty Group, Ltd.                                    26,000       8,156
*   Yuan Heng Gas Holdings, Ltd.                            392,000      31,109
    Yue Yuen Industrial Holdings, Ltd.                      181,000     747,288
    Yugang International, Ltd.                            4,976,000     121,099
*   ZH International Holdings, Ltd.                         800,000      23,426
                                                                    -----------
TOTAL HONG KONG                                                      74,465,753
                                                                    -----------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                            241,169   2,012,744
    C&C Group P.L.C.                                        190,151     688,737
    CRH P.L.C.                                                4,854     170,379
    CRH P.L.C. Sponsored ADR                                 68,904   2,416,463
*   FBD Holdings P.L.C.                                       8,425      84,287
    Glanbia P.L.C.                                           36,346     752,408
    IFG Group P.L.C.                                         20,762      43,030
*   Independent News & Media P.L.C.                         208,581      27,598
    Irish Continental Group P.L.C.                           51,155     324,981
*   Kenmare Resources P.L.C.                                    356       1,191
    Kerry Group P.L.C. Class A                                8,057     729,260
    Kingspan Group P.L.C.                                    40,662   1,354,404
    Paddy Power Betfair P.L.C.(BWXC0Z1)                       8,908     889,787
    Paddy Power Betfair P.L.C.(BWT6H89)                      17,653   1,768,692
    Smurfit Kappa Group P.L.C.                               40,275   1,197,820
                                                                    -----------
TOTAL IRELAND                                                        12,461,781
                                                                    -----------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                           2,618      36,797
*   Africa Israel Investments, Ltd.                          73,121       5,586
*   Africa Israel Properties, Ltd.                            1,260      25,090
*   Airport City, Ltd.                                       11,537     152,429
    Albaad Massuot Yitzhak, Ltd.                                841      13,676
*   Allot Communications, Ltd.                               16,771      83,364
    Alony Hetz Properties & Investments, Ltd.                 3,047      30,410
    Alrov Properties and Lodgings, Ltd.                       3,637     104,622
    Amot Investments, Ltd.                                   21,324     113,186
    Ashtrom Properties, Ltd.                                 12,133      53,166
*   AudioCodes, Ltd.                                          4,091      27,878
    Avgol Industries 1953, Ltd.                              26,511      32,537
    Azorim-Investment Development & Construction Co.,
*     Ltd.                                                   64,324      61,420
    Azrieli Group, Ltd.                                       3,281     179,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Bank Hapoalim BM                                         280,102 $1,940,211
    Bank Leumi Le-Israel BM                                  454,410  2,183,052
    Bayside Land Corp.                                           192     82,660
    Bezeq The Israeli Telecommunication Corp., Ltd.          127,225    188,884
    Big Shopping Centers, Ltd.                                   959     67,184
    Blue Square Real Estate, Ltd.                              1,417     64,803
*   Brack Capital Properties NV                                  126     12,560
    Carasso Motors, Ltd.                                       4,363     41,088
#*  Cellcom Israel, Ltd.(M2196U109)                           11,781    109,563
*   Cellcom Israel, Ltd.(B23WQK8)                             10,729     99,606
*   Ceragon Networks, Ltd.                                    21,364     49,604
*   Clal Biotechnology Industries, Ltd.                       22,507     23,882
*   Clal Insurance Enterprises Holdings, Ltd.                 15,430    249,828
*   Compugen, Ltd.                                             6,312     24,859
    Delek Automotive Systems, Ltd.                            12,989    107,396
    Delek Group, Ltd.                                            546    111,814
    Delta-Galil Industries, Ltd.                               6,683    185,079
    Direct Insurance Financial Investments, Ltd.              11,694    125,384
    El Al Israel Airlines                                    236,525    225,056
    Elbit Systems, Ltd.(6308913)                               2,463    310,992
    Elbit Systems, Ltd.(M3760D101)                             1,367    172,269
    Electra Consumer Products 1970, Ltd.                       3,901     76,498
    Electra, Ltd.                                              1,243    245,804
    Elron Electronic Industries, Ltd.                          7,966     40,456
    Energix-Renewable Energies, Ltd.                          57,548     46,990
*   Evogene, Ltd.                                              9,552     46,717
    First International Bank Of Israel, Ltd.                  27,055    493,795
    FMS Enterprises Migun, Ltd.                                1,604     59,556
    Formula Systems 1985, Ltd.                                 7,015    257,323
    Fox Wizel, Ltd.                                            3,538     73,397
    Frutarom Industries, Ltd.                                  8,615    610,825
*   Gilat Satellite Networks, Ltd.                            18,568    101,570
*   Hadera Paper, Ltd.                                         1,646    100,590
    Hamlet Israel-Canada, Ltd.                                 2,215     32,039
    Harel Insurance Investments & Financial Services, Ltd.    85,948    511,087
    Hilan, Ltd.                                                3,064     55,617
    IDI Insurance Co., Ltd.                                    1,303     74,302
*   Industrial Buildings Corp., Ltd.                           6,741      9,134
    Inrom Construction Industries, Ltd.                        8,586     39,663
    Israel Chemicals, Ltd.                                    70,349    335,234
*   Israel Discount Bank, Ltd. Class A                       401,234  1,034,337
    Israel Land Development Co., Ltd. (The)                    1,173     10,950
    Issta Lines, Ltd.                                            665     14,774
*   Jerusalem Oil Exploration                                  6,588    349,553
*   Kamada, Ltd.                                              12,812     57,700
*   Kenon Holdings, Ltd.                                       8,647    120,352
    Kerur Holdings, Ltd.                                       2,045     57,773
    Magic Software Enterprises, Ltd.                             765      6,073
    Malam - Team, Ltd.                                           210     21,785
    Matrix IT, Ltd.                                           39,848    409,532
#   Maytronics, Ltd.                                          13,486     48,193
*   Mazor Robotics, Ltd.                                       7,056    141,026
    Mega Or Holdings, Ltd.                                     1,140     11,764

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ISRAEL -- (Continued)
    Meitav Dash Investments, Ltd.                            17,994 $    71,564
    Melisron, Ltd.                                            3,433     175,003
    Menora Mivtachim Holdings, Ltd.                          17,447     211,490
    Migdal Insurance & Financial Holding, Ltd.              270,497     277,473
    Mivtach Shamir Holdings, Ltd.                             3,588      74,412
    Mizrahi Tefahot Bank, Ltd.                               50,896     919,686
*   Naphtha Israel Petroleum Corp., Ltd.                     17,995     122,589
    Neto ME Holdings, Ltd.                                      635      62,058
#   NIice, Ltd. Sponsored ADR                                 3,145     234,806
*   Nova Measuring Instruments, Ltd.                         10,812     254,493
    Oil Refineries, Ltd.                                    925,799     430,493
*   Partner Communications Co., Ltd.                         31,937     161,833
*   Partner Communications Co., Ltd. ADR                     10,082      49,301
    Paz Oil Co., Ltd.                                         3,259     544,096
*   Phoenix Holdings, Ltd. (The)                             58,337     248,158
    Plasson Industries, Ltd.                                  1,206      44,363
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      2,501     119,092
    Scope Metals Group, Ltd.                                  2,820      78,888
    Shapir Engineering and Industry, Ltd.                    17,780      59,386
#   Shikun & Binui, Ltd.                                    169,004     388,620
    Shufersal, Ltd.                                          58,568     318,222
    Strauss Group, Ltd.                                       6,285     120,358
    Summit Real Estate Holdings, Ltd.                        11,590      76,046
    Tadiran Holdings, Ltd.                                      907      24,465
    Teva Pharmaceutical Industries, Ltd.                        395      12,747
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR       23,243     747,727
*   Tower Semiconductor, Ltd.(6320605)                        6,141     163,332
*   Tower Semiconductor, Ltd.(M87915274)                      5,885     153,893
*   Union Bank of Israel                                     14,302      73,560
                                                                    -----------
TOTAL ISRAEL                                                         19,007,784
                                                                    -----------
ITALY -- (3.1%)
    A2A SpA                                                 372,305     633,335
    ACEA SpA                                                 16,036     240,725
*   Aeffe SpA                                                 6,810      14,437
    Amplifon SpA                                             36,372     521,349
    Anima Holding SpA                                        98,126     796,344
*   Ansaldo STS SpA                                          28,735     394,343
*   Arnoldo Mondadori Editore SpA                            64,951     135,298
    Ascopiave SpA                                            36,241     148,508
    Assicurazioni Generali SpA                              303,243   5,500,284
#   Astaldi SpA                                              38,221     253,879
    Atlantia SpA                                             19,780     601,698
    Autogrill SpA                                            51,004     605,576
#   Azimut Holding SpA                                       31,090     696,582
#*  Banca Carige SpA                                        411,459     123,513
    Banca Generali SpA                                       20,370     722,599
    Banca IFIS SpA                                           11,339     532,146
    Banca Mediolanum SpA                                     58,302     509,783
#*  Banca Monte dei Paschi di Siena SpA                       3,155      42,248
    Banca Popolare di Sondrio SCPA                          297,875   1,299,824
#   Banca Profilo SpA                                        74,644      18,848
    Banca Sistema SpA                                         4,865      12,742

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
*   Banco BPM SpA                                            835,522 $3,043,143
    Banco di Desio e della Brianza SpA                        19,322     56,950
#   BasicNet SpA                                              13,861     64,803
#   BE                                                        54,666     55,610
    Biesse SpA                                                 5,834    222,327
    BPER Banca                                               358,068  1,967,059
    Brembo SpA                                                56,045    861,832
    Brunello Cucinelli SpA                                     4,517    132,689
    Buzzi Unicem SpA                                          35,964    910,838
#   Cairo Communication SpA                                   16,940     78,896
    Cementir Holding SpA                                      38,268    272,600
    Cerved Information Solutions SpA                          62,598    717,916
    CIR-Compagnie Industriali Riunite SpA                    273,909    407,633
    CNH Industrial NV                                         37,663    436,267
    Credito Emiliano SpA                                      75,166    648,359
#*  Credito Valtellinese SpA                                  73,743    357,468
#*  d'Amico International Shipping SA                        121,883     37,881
    Danieli & C Officine Meccaniche SpA                        8,213    211,560
    Datalogic SpA                                              8,090    248,392
    Davide Campari-Milano SpA                                130,896    967,632
    De' Longhi SpA                                            19,074    627,302
    DeA Capital SpA                                           73,160    108,666
    DiaSorin SpA                                               7,370    642,796
    Ei Towers SpA                                              7,687    470,262
    El.En. SpA                                                 1,628     47,720
    Emak SpA                                                  17,586     32,876
#   Enel SpA                                                 161,430    920,843
    Eni SpA                                                  211,731  3,352,366
#   Eni SpA Sponsored ADR                                      7,138    225,418
    ERG SpA                                                   36,608    523,110
    Esprinet SpA                                              15,324    118,366
#*  Eurotech SpA                                              15,195     23,407
    Falck Renewables SpA                                     156,379    234,791
    Ferrari NV                                                 8,873    933,734
*   Fiat Chrysler Automobiles NV                             452,754  5,459,468
*   Fincantieri SpA                                          347,770    410,903
    FinecoBank Banca Fineco SpA                               37,567    329,250
    FNM SpA                                                  128,567     81,750
*   GEDI Gruppo Editoriale SpA                               147,986    137,363
#   Geox SpA                                                  28,531    113,229
    Gruppo MutuiOnline SpA                                     5,206     83,196
    Hera SpA                                                 154,976    501,129
*   IMMSI SpA                                                199,356    108,067
    Industria Macchine Automatiche SpA                         6,520    646,270
    Infrastrutture Wireless Italiane SpA                      29,015    187,367
*   Intek Group SpA                                          193,348     68,237
    Interpump Group SpA                                       25,461    774,683
    Intesa Sanpaolo SpA                                      621,281  2,138,715
    Iren SpA                                                 160,842    409,302
    Italgas SpA                                               42,900    236,197
    Italmobiliare SpA                                          4,217    119,803
#*  Juventus Football Club SpA                               222,962    156,784
    La Doria SpA                                               5,392     65,452

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    Leonardo SpA                                              64,144 $1,117,794
    Luxottica Group SpA                                        2,713    156,619
#   Maire Tecnimont SpA                                       50,031    280,685
    MARR SpA                                                  14,639    375,350
#*  Mediaset SpA                                             190,272    743,785
    Mediobanca SpA                                           238,002  2,483,221
    Moncler SpA                                               17,111    459,504
    OVS SpA                                                   17,997    136,138
    Parmalat SpA                                              79,702    288,830
    Piaggio & C SpA                                          108,372    300,854
#   Poste Italiane SpA                                         4,322     31,815
#*  Prelios SpA                                               12,061      1,599
    Prima Industrie SpA                                        2,010     62,641
    Prysmian SpA                                              55,310  1,769,140
    RAI Way SpA                                                2,039     11,221
    Recordati SpA                                             28,280  1,207,147
    Reno de Medici SpA                                       107,923     54,631
    Reply SpA                                                  1,487    314,383
#*  Retelit SpA                                              105,518    161,992
    Sabaf SpA                                                  1,518     27,394
    SAES Getters SpA                                           3,181     66,804
*   Safilo Group SpA                                          26,513    203,281
#*  Saipem SpA                                               397,176  1,629,683
    Salini Impregilo SpA                                      96,081    337,504
#   Salvatore Ferragamo SpA                                   18,735    543,058
    Saras SpA                                                305,509    702,944
    SAVE SpA                                                   6,004    148,685
    Servizi Italia SpA                                         9,572     49,416
    Sesa SpA                                                   2,814     82,116
#*  Snaitech SpA                                              44,579     86,260
    Societa Cattolica di Assicurazioni SCRL                  107,349    928,285
    Societa Iniziative Autostradali e Servizi SpA             22,976    316,148
#*  Sogefi SpA                                                22,695    115,116
    SOL SpA                                                   10,697    129,829
    Tamburi Investment Partners SpA                           19,827    133,074
*   Telecom Italia SpA                                     3,067,642  3,156,021
*   Telecom Italia SpA Sponsored ADR                          32,914    342,306
#   Tenaris SA                                                25,512    403,663
    Terna Rete Elettrica Nazionale SpA                       110,241    629,780
#*  Tiscali SpA                                              665,564     31,872
#   Tod's SpA                                                  4,012    278,724
#*  Trevi Finanziaria Industriale SpA                         75,599     64,363
    TXT e-solutions SpA                                        1,190     16,964
*   UniCredit SpA                                            235,562  4,629,715
    Unione di Banche Italiane SpA                            768,650  3,713,404
    Unipol Gruppo Finanziario SpA                            309,876  1,450,742
#   UnipolSai Assicurazioni SpA                              846,418  1,956,730
    Vittoria Assicurazioni SpA                                16,103    225,681
#*  Yoox Net-A-Porter Group SpA                               18,471    611,804

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Zignago Vetro SpA                                         6,560 $    58,367
                                                                    -----------
TOTAL ITALY                                                          78,819,820
                                                                    -----------
JAPAN -- (23.1%)
    NJS Co., Ltd.                                             3,400      41,666
    77 Bank, Ltd. (The)                                     256,000   1,319,839
    A&D Co., Ltd.                                            15,900      66,068
    ABC-Mart, Inc.                                            1,100      62,723
#*  Access Co., Ltd.                                         12,600     100,569
    Accretive Co., Ltd.                                      13,100      44,310
    Achilles Corp.                                           12,600     221,965
#*  Acom Co., Ltd.                                           13,200      56,214
#   AD Works Co., Ltd.                                       13,900       5,925
    Adastria Co., Ltd.                                       12,760     318,757
    ADEKA Corp.                                              64,300     987,081
#   Adtec Plasma Technology Co., Ltd.                         3,500      61,335
    Advan Co., Ltd.                                           8,400      75,959
    Advanex, Inc.                                             1,400      23,889
    Advantest Corp.                                          20,000     366,010
    Aeon Co., Ltd.                                          193,419   2,914,438
    Aeon Delight Co., Ltd.                                    5,100     170,371
    Aeon Fantasy Co., Ltd.                                    5,800     178,628
    AEON Financial Service Co., Ltd.                         17,700     385,243
    Aeon Hokkaido Corp.                                      14,000      78,595
    Aeon Mall Co., Ltd.                                       6,600     125,704
*   AGORA Hospitality Group Co., Ltd.                        34,000      11,093
#   Agro-Kanesho Co., Ltd.                                    5,600      76,531
    Ahresty Corp.                                            15,300     155,773
    Ai Holdings Corp.                                         9,600     264,499
    Aica Kogyo Co., Ltd.                                     11,600     372,249
    Aichi Bank, Ltd. (The)                                    5,400     300,406
    Aichi Corp.                                              16,200     114,816
    Aichi Steel Corp.                                         8,100     338,997
    Aichi Tokei Denki Co., Ltd.                               1,700      58,368
    Aida Engineering, Ltd.                                   41,400     418,739
    Ain Holdings, Inc.                                        6,800     490,089
    Aiphone Co., Ltd.                                         7,500     132,414
    Air Water, Inc.                                          27,000     522,751
    Airport Facilities Co., Ltd.                             14,900      81,047
    Aisan Industry Co., Ltd.                                 26,200     234,007
    Aisin Seiki Co., Ltd.                                    27,506   1,430,009
    AIT Corp.                                                 2,600      25,399
    Aizawa Securities Co., Ltd.                              20,000     128,823
    Ajinomoto Co., Inc.                                       4,900      98,553
    Ajis Co., Ltd.                                            2,000      40,507
*   Akebono Brake Industry Co., Ltd.                         53,200     175,966
    Akita Bank, Ltd. (The)                                  103,000     297,633
#   Albis Co., Ltd.                                           2,800     116,898
    Alconix Corp.                                             8,000     158,206
    Alfresa Holdings Corp.                                   10,600     195,084
#   Alinco, Inc.                                              9,400     105,087
    Alpen Co., Ltd.                                          12,300     224,808
#   Alpha Corp.                                               5,800     128,823

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Alpha Systems, Inc.                                        3,260 $   63,361
    Alpine Electronics, Inc.                                  33,600    612,598
#   Alps Electric Co., Ltd.                                   39,200  1,065,975
    Alps Logistics Co., Ltd.                                   7,600     54,829
    Altech Corp.                                               1,500     50,027
    Amada Holdings Co., Ltd.                                  31,600    360,907
    Amano Corp.                                               25,900    589,437
    Amiyaki Tei Co., Ltd.                                      2,800    106,907
    Amuse, Inc.                                                7,300    200,883
    Anest Iwata Corp.                                         16,100    149,986
#   Anicom Holdings, Inc.                                      3,600     91,129
    Anritsu Corp.                                             53,400    430,240
    AOI Electronic Co., Ltd.                                   3,300    134,400
    AOI TYO Holdings, Inc.                                    11,088    114,926
    AOKI Holdings, Inc.                                       31,978    413,925
    Aomori Bank, Ltd. (The)                                  130,000    454,786
    Aoyama Trading Co., Ltd.                                  35,300  1,230,459
#   Aoyama Zaisan Networks Co., Ltd.                           5,900     51,049
    Aozora Bank, Ltd.                                        128,000    491,910
#   Apamanshop Holdings Co., Ltd.                              5,900     42,476
    Arakawa Chemical Industries, Ltd.                         10,800    189,749
#   Arata Corp.                                                4,700    166,187
    Araya Industrial Co., Ltd.                                25,000     44,868
    Arcland Sakamoto Co., Ltd.                                19,200    262,829
    Arcland Service Holdings Co., Ltd.                         2,000     34,798
    Arcs Co., Ltd.                                            16,289    352,262
#   Ardepro Co., Ltd.                                         29,900     38,460
    Argo Graphics, Inc.                                        4,700    114,825
    Ariake Japan Co., Ltd.                                     3,200    229,413
    Arisawa Manufacturing Co., Ltd.                           27,000    229,865
#*  Arrk Corp.                                                16,100     17,512
    Artnature, Inc.                                           16,800    108,289
    As One Corp.                                               3,100    154,857
    Asahi Broadcasting Corp.                                   6,200     46,658
    Asahi Co., Ltd.                                            9,400    113,041
    Asahi Diamond Industrial Co., Ltd.                        37,500    283,606
    Asahi Glass Co., Ltd.                                     40,600  1,708,832
    Asahi Group Holdings, Ltd.                                 7,500    305,709
    Asahi Holdings, Inc.                                      17,900    336,379
    Asahi Intecc Co., Ltd.                                    10,000    449,053
    Asahi Kasei Corp.                                        241,000  2,752,204
    Asahi Kogyosha Co., Ltd.                                   3,300     99,455
    Asahi Yukizai Corp.                                       49,000    116,747
    Asante, Inc.                                               1,600     27,840
    Asanuma Corp.                                             42,000    128,651
    Asatsu-DK, Inc.                                           17,400    446,017
#   Ashimori Industry Co., Ltd.                               43,000    137,065
    Asia Pile Holdings Corp.                                  16,600    112,509
    Asics Corp.                                               11,900    216,314
    ASKA Pharmaceutical Co., Ltd.                             12,800    191,581
#   ASKUL Corp.                                                5,200    159,355
    Astellas Pharma, Inc.                                     16,800    213,957
    Asti Corp.                                                 9,000     49,263

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Asunaro Aoki Construction Co., Ltd.                       11,400 $   97,797
#   Ateam, Inc.                                                2,600     66,622
#   Atom Corp.                                                19,000    135,793
    Atsugi Co., Ltd.                                         112,000    124,984
    Autobacs Seven Co., Ltd.                                  31,000    516,521
    Avex Group Holdings, Inc.                                 23,100    303,766
    Awa Bank, Ltd. (The)                                     130,000    853,802
    Axell Corp.                                                4,700     31,785
    Axial Retailing, Inc.                                      6,100    239,204
    Azbil Corp.                                               15,100    596,477
    Bandai Namco Holdings, Inc.                               16,200    563,166
    Bando Chemical Industries, Ltd.                           25,500    260,911
    Bank of Iwate, Ltd. (The)                                 11,400    443,739
    Bank of Kochi, Ltd. (The)                                 45,000     51,386
    Bank of Kyoto, Ltd. (The)                                 83,000    795,565
#   Bank of Nagoya, Ltd. (The)                                11,000    404,648
    Bank of Okinawa, Ltd. (The)                               15,800    623,825
    Bank of Saga, Ltd. (The)                                 111,000    262,544
    Bank of the Ryukyus, Ltd.                                 20,100    286,902
    Belc Co., Ltd.                                             5,400    245,287
    Bell System24 Holdings, Inc.                               4,100     46,040
    Belluna Co., Ltd.                                         32,400    372,578
    Benefit One, Inc.                                          4,000    162,437
    Benesse Holdings, Inc.                                    13,200    505,188
    Bic Camera, Inc.                                          31,100    360,956
    BML, Inc.                                                 13,500    277,730
#   Bookoff Corp.                                              4,100     30,052
    BP Castrol K.K.                                            2,700     45,158
    Bridgestone Corp.                                         23,000    967,644
#   Broadband Tower, Inc.                                     19,300     46,767
    Broadleaf Co., Ltd.                                       27,800    186,791
#   BRONCO BILLY Co., Ltd.                                     3,900     95,991
    Brother Industries, Ltd.                                 100,600  2,566,756
    Bunka Shutter Co., Ltd.                                   46,800    402,638
    C Uyemura & Co., Ltd.                                      1,400     80,321
    CAC Holdings Corp.                                        10,900    103,586
    Calbee, Inc.                                               3,300    136,811
    Can Do Co., Ltd.                                           3,700     57,259
    Canon Electronics, Inc.                                   14,500    282,332
    Canon Marketing Japan, Inc.                               17,500    386,550
    Canon, Inc.                                               21,700    754,961
    Canon, Inc. Sponsored ADR                                  7,971    278,427
    Capcom Co., Ltd.                                          13,600    336,874
    Career Design Center Co., Ltd.                             1,900     23,655
#   Carlit Holdings Co., Ltd.                                 13,800     80,225
#   Casio Computer Co., Ltd.                                  18,800    307,952
    Cawachi, Ltd.                                             10,600    261,620
    Central Automotive Products, Ltd.                          1,300     18,346
    Central Glass Co., Ltd.                                  131,000    574,758
#   Central Security Patrols Co., Ltd.                         5,400     99,251
    Central Sports Co., Ltd.                                   2,400    101,881
    Chiba Bank, Ltd. (The)                                   140,000  1,004,423
    Chiba Kogyo Bank, Ltd. (The)                              40,100    206,794

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    CHIMNEY Co., Ltd.                                          2,100 $   53,561
    Chino Corp.                                                3,300     37,403
    Chiyoda Co., Ltd.                                          5,700    148,512
    Chiyoda Corp.                                            113,000    678,694
    Chiyoda Integre Co., Ltd.                                  8,500    182,553
    Chofu Seisakusho Co., Ltd.                                16,200    396,225
    Chori Co., Ltd.                                            6,500    120,459
    Chubu Shiryo Co., Ltd.                                    15,300    220,679
    Chudenko Corp.                                            21,800    583,304
    Chuetsu Pulp & Paper Co., Ltd.                            57,000    118,850
*   Chugai Mining Co., Ltd.                                   36,200     10,506
    Chugai Ro Co., Ltd.                                       48,000     95,312
    Chugoku Bank, Ltd. (The)                                  80,600  1,168,312
    Chugoku Marine Paints, Ltd.                               45,400    352,757
    Chukyo Bank, Ltd. (The)                                    7,600    159,981
    Chuo Spring Co., Ltd.                                      5,000     16,534
    CI Takiron Corp.                                          26,000    141,611
    Ci:z Holdings Co., Ltd.                                    5,800    208,575
    Citizen Watch Co., Ltd.                                  183,700  1,365,841
    CKD Corp.                                                 27,600    462,421
    Clarion Co., Ltd.                                         50,000    189,221
    Cleanup Corp.                                             15,200    122,379
#   CMIC Holdings Co., Ltd.                                    6,200     86,113
    CMK Corp.                                                 36,200    323,622
    Coca-Cola Bottlers Japan, Inc.                            14,804    446,516
    Coco's Japan Co., Ltd.                                     1,400     27,304
    Cocokara fine, Inc.                                        8,100    423,281
#   COLOPL, Inc.                                              20,200    226,540
#   Colowide Co., Ltd.                                        16,400    284,747
    Computer Engineering & Consulting, Ltd.                    5,400    104,738
    Computer Institute of Japan, Ltd.                          8,700     44,455
    COMSYS Holdings Corp.                                     38,400    786,683
    Concordia Financial Group, Ltd.                          210,738  1,062,688
    CONEXIO Corp.                                              7,800    128,466
#   COOKPAD, Inc.                                             10,200     87,354
    Corona Corp.                                              10,000    104,901
    Cosel Co., Ltd.                                           11,900    146,335
    Cosmo Energy Holdings Co., Ltd.                           45,300    784,929
    Cosmos Initia Co., Ltd.                                    6,700     26,909
    Cosmos Pharmaceutical Corp.                                1,000    212,894
    Cota Co., Ltd.                                             1,300     14,430
#   CRE, Inc.                                                  2,300     32,054
#   Create Restaurants Holdings, Inc.                          9,600     98,111
    Create SD Holdings Co., Ltd.                               6,600    166,997
    Credit Saison Co., Ltd.                                   40,200    774,311
    Creek & River Co., Ltd.                                    3,500     43,234
    Cresco, Ltd.                                               2,400     78,580
#   CROOZ, Inc.                                                3,000     78,091
    CTI Engineering Co., Ltd.                                  8,100     80,953
    CyberAgent, Inc.                                           5,200    160,602
#   Cybernet Systems Co., Ltd.                                 9,200     59,274
    Cybozu, Inc.                                               3,600     16,465
    D.A. Consortium Holdings, Inc.                            10,800    140,856

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Dai Nippon Printing Co., Ltd.                             79,000 $  871,381
    Dai Nippon Toryo Co., Ltd.                                88,000    244,854
    Dai-Dan Co., Ltd.                                         17,000    232,704
    Dai-ichi Life Holdings, Inc.                              59,600  1,029,530
    Dai-ichi Seiko Co., Ltd.                                   7,000    156,237
    Daibiru Corp.                                             35,200    396,660
    Daicel Corp.                                              44,400    577,116
    Daido Kogyo Co., Ltd.                                     32,000     97,723
    Daido Metal Co., Ltd.                                     23,300    208,841
    Daido Steel Co., Ltd.                                    196,000  1,192,795
#   Daidoh, Ltd.                                              17,900     71,766
    Daifuku Co., Ltd.                                         25,500    880,667
#   Daihatsu Diesel Manufacturing Co., Ltd.                   13,000     84,186
    Daihen Corp.                                              54,000    481,401
    Daiho Corp.                                               67,000    323,789
    Daiichi Jitsugyo Co., Ltd.                                31,000    179,876
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                    10,500    126,691
    Daiichi Sankyo Co., Ltd.                                  11,500    250,804
    Daiichikosho Co., Ltd.                                    12,100    582,767
    Daiken Corp.                                               8,800    215,598
#   Daiken Medical Co., Ltd.                                   6,000     42,916
    Daiki Aluminium Industry Co., Ltd.                        25,000    153,596
    Daikin Industries, Ltd.                                    5,800    614,065
#   Daikoku Denki Co., Ltd.                                    5,700     88,599
    Daikokutenbussan Co., Ltd.                                 2,100    104,137
*   Daikokuya Holdings Co., Ltd.                              35,600     26,778
    Daikyo, Inc.                                             186,000    389,596
    Daikyonishikawa Corp.                                     15,700    234,491
    Dainichi Co., Ltd.                                         5,100     37,992
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   52,000    434,656
#   Daio Paper Corp.                                          49,000    636,272
    Daisan Bank, Ltd. (The)                                    9,500    147,723
    Daiseki Co., Ltd.                                          8,700    206,625
    Daishi Bank, Ltd. (The)                                  204,000    934,908
    Daishinku Corp.                                            5,500     92,723
    Daisue Construction Co., Ltd.                              7,600     71,649
    Daisyo Corp.                                               2,000     32,541
    Daito Bank, Ltd. (The)                                    50,000     76,121
    Daito Pharmaceutical Co., Ltd.                             6,960    185,706
    Daito Trust Construction Co., Ltd.                         4,100    692,996
    Daitron Co., Ltd.                                          4,900     69,621
    Daiwa House Industry Co., Ltd.                            18,100    631,353
    Daiwa Industries, Ltd.                                    21,400    244,061
    Daiwa Securities Group, Inc.                             262,447  1,511,513
    Daiwabo Holdings Co., Ltd.                               153,000    602,114
    DCM Holdings Co., Ltd.                                    75,600    658,352
    Dena Co., Ltd.                                            18,900    415,216
    Denka Co., Ltd.                                          241,000  1,338,424
    Denki Kogyo Co., Ltd.                                     41,000    210,591
    Densan System Co., Ltd.                                    1,700     27,902
    Denso Corp.                                                9,600    461,044
    Dentsu, Inc.                                               2,600    121,570
    Denyo Co., Ltd.                                           11,900    209,236

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Descente, Ltd.                                            13,900 $  201,960
    Dexerials Corp.                                           14,000    169,192
    DIC Corp.                                                 24,100    909,014
    Digital Arts, Inc.                                         1,800     61,393
    Dip Corp.                                                  5,500    116,027
    Disco Corp.                                                2,400    425,362
    DKS Co., Ltd.                                             35,000    169,087
    DMG Mori Co., Ltd.                                        66,900  1,109,778
    Don Quijote Holdings Co., Ltd.                             4,700    170,698
    Doshisha Co., Ltd.                                        11,800    237,717
    Doutor Nichires Holdings Co., Ltd.                        15,700    346,984
    Dowa Holdings Co., Ltd.                                  134,000  1,081,829
    DSB Co., Ltd.                                              4,700     27,398
    DTS Corp.                                                 12,600    384,640
    Dunlop Sports Co., Ltd.                                    6,700     68,347
    Duskin Co., Ltd.                                          28,700    779,115
    Dvx, Inc.                                                  3,000     34,248
#   DyDo Group Holdings, Inc.                                  4,900    243,021
    Dynic Corp.                                                5,000      8,937
    Eagle Industry Co., Ltd.                                  14,600    254,102
    Earth Chemical Co., Ltd.                                   2,100    116,501
#   Ebara Corp.                                               34,400  1,006,338
    Ebara Jitsugyo Co., Ltd.                                   5,300     75,192
    Eco's Co., Ltd.                                            3,500     35,397
#   EDION Corp.                                               55,100    507,668
    eGuarantee, Inc.                                           1,200     28,227
#   Ehime Bank, Ltd. (The)                                    21,500    271,688
    Eidai Co., Ltd.                                           18,000     85,014
    Eighteenth Bank, Ltd. (The)                               84,000    223,577
    Eiken Chemical Co., Ltd.                                   5,900    195,345
    Eizo Corp.                                                12,500    501,170
    Elecom Co., Ltd.                                          11,000    237,373
    Elematec Corp.                                             6,374    115,628
    en-japan, Inc.                                             6,800    194,977
    Endo Lighting Corp.                                        9,400    106,341
#*  Eneres Co., Ltd.                                           8,500     38,987
#*  Enigmo, Inc.                                               2,700     40,477
    Enplas Corp.                                               6,300    259,268
#*  Enshu, Ltd.                                               31,000     40,747
    EPS Holdings, Inc.                                        13,700    224,685
#   eRex Co., Ltd.                                             4,700     41,385
#   ES-Con Japan, Ltd.                                        11,700     56,226
    ESPEC Corp.                                               16,000    273,326
    Excel Co., Ltd.                                            5,800     75,524
    Exedy Corp.                                               20,900    654,106
    Ezaki Glico Co., Ltd.                                      6,600    347,032
    F&M Co., Ltd.                                              3,000     30,767
    F-Tech, Inc.                                               7,000     96,855
    F@N Communications, Inc.                                  17,500    160,238
#   Faith, Inc.                                                4,300     47,120
    Falco Holdings Co., Ltd.                                   5,600     78,372
#   FamilyMart UNY Holdings Co., Ltd.                         18,519  1,037,162
    Fancl Corp.                                               10,600    228,133

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    FCC Co., Ltd.                                             25,500 $  557,627
#*  FDK Corp.                                                 29,000     38,797
    Feed One Co., Ltd.                                        58,640    128,720
    Ferrotec Holdings Corp.                                   25,300    375,426
    FIDEA Holdings Co., Ltd.                                 135,900    222,815
    Fields Corp.                                              10,500    111,565
    Financial Products Group Co., Ltd.                        20,600    233,179
#   FINDEX, Inc.                                               6,400     54,538
*   First Baking Co., Ltd.                                       400      4,463
    First Juken Co., Ltd.                                      5,100     73,231
    FJ Next Co., Ltd.                                         10,500     84,545
#*  Flight Holdings, Inc.                                      4,300     36,967
    Foster Electric Co., Ltd.                                 20,200    396,630
    FP Corp.                                                   7,300    399,370
    France Bed Holdings Co., Ltd.                             11,400    103,813
#   Freebit Co., Ltd.                                          4,900     39,671
    Freund Corp.                                               3,800     54,451
#   FTGroup Co., Ltd.                                          6,300     56,406
    Fudo Tetra Corp.                                         123,200    203,387
    Fuji Co., Ltd.                                             8,900    221,571
#   Fuji Corp.                                                 2,000     36,927
    Fuji Corp., Ltd.                                          19,100    129,539
    Fuji Electric Co., Ltd.                                   85,000    467,990
    Fuji Furukawa Engineering & Construction Co., Ltd.         2,000      6,853
    Fuji Kiko Co., Ltd.                                       14,100     93,950
    Fuji Kosan Co., Ltd.                                         100        533
#   Fuji Kyuko Co., Ltd.                                      15,000    157,894
    Fuji Machine Manufacturing Co., Ltd.                      40,600    660,554
    Fuji Media Holdings, Inc.                                 19,500    281,743
    Fuji Oil Co., Ltd.                                        44,900    136,844
    Fuji Oil Holdings, Inc.                                   31,800    751,336
    Fuji Pharma Co., Ltd.                                      2,600     88,903
    Fuji Seal International, Inc.                             19,200    538,789
    Fuji Soft, Inc.                                           15,500    444,822
    Fujibo Holdings, Inc.                                      7,700    233,625
    Fujicco Co., Ltd.                                          6,400    155,136
    FUJIFILM Holdings Corp.                                   23,400    860,145
    Fujikura Kasei Co., Ltd.                                  15,400     90,539
#   Fujikura Rubber, Ltd.                                     14,600     92,524
    Fujikura, Ltd.                                           178,000  1,498,628
    Fujimi, Inc.                                               8,800    198,594
    Fujimori Kogyo Co., Ltd.                                   9,600    286,006
    Fujio Food System Co., Ltd.                                1,200     19,135
#   Fujisash Co., Ltd.                                        77,900     80,346
#   Fujishoji Co., Ltd.                                        4,500     49,450
    Fujita Kanko, Inc.                                         3,299    119,332
    Fujitec Co., Ltd.                                         28,000    386,263
    Fujitsu Frontech, Ltd.                                     8,000    152,367
    Fujitsu General, Ltd.                                     18,000    379,949
    Fujitsu, Ltd.                                            141,000  1,049,989
    Fujiya Co., Ltd.                                           1,800     40,414
    FuKoKu Co., Ltd.                                           5,400     51,205
    Fukuda Corp.                                               3,600    165,126

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Fukuda Denshi Co., Ltd.                                      500 $   37,169
    Fukui Bank, Ltd. (The)                                   177,000    431,348
    Fukui Computer Holdings, Inc.                              2,000     72,945
    Fukuoka Financial Group, Inc.                            180,000    829,860
    Fukushima Bank, Ltd. (The)                               139,000    109,584
    Fukushima Industries Corp.                                 8,600    357,096
    Fukuyama Transporting Co., Ltd.                          109,000    696,183
    FULLCAST Holdings Co., Ltd.                                1,500     18,882
#   Fumakilla, Ltd.                                            6,000     64,224
#   Funai Electric Co., Ltd.                                  16,300    147,768
    Funai Soken Holdings, Inc.                                 4,440    115,671
#   Furukawa Battery Co., Ltd. (The)                           9,000     75,207
    Furukawa Co., Ltd.                                       180,000    333,945
    Furukawa Electric Co., Ltd.                               43,000  1,940,546
    Furuno Electric Co., Ltd.                                 21,700    129,963
    Furusato Industries, Ltd.                                  6,200     98,692
    Furuya Metal Co., Ltd.                                       400      9,829
    Fuso Chemical Co., Ltd.                                    1,800     59,967
    Fuso Pharmaceutical Industries, Ltd.                       5,400    135,927
    Futaba Corp.                                              24,300    445,653
    Futaba Industrial Co., Ltd.                               40,200    416,516
    Future Corp.                                              18,400    148,827
    Fuyo General Lease Co., Ltd.                              13,200    773,869
    G-7 Holdings, Inc.                                         2,500     52,585
    G-Tekt Corp.                                              13,300    257,398
    Gakken Holdings Co., Ltd.                                  3,000     89,213
    Gakkyusha Co., Ltd.                                        2,300     33,681
#   GCA Corp.                                                  6,800     60,335
    Gecoss Corp.                                              10,100    114,403
    Genki Sushi Co., Ltd.                                      1,600     35,091
#   Genky Stores, Inc.                                         4,800    178,916
    Geo Holdings Corp.                                        22,400    244,909
    Gfoot Co., Ltd.                                            5,900     43,574
#   Giken, Ltd.                                                2,500     66,724
    GL Sciences, Inc.                                          3,000     36,616
#   GLOBERIDE, Inc.                                            5,700     98,666
    Glory, Ltd.                                               16,700    556,115
    GMO internet, Inc.                                        25,600    330,146
#   GMO Payment Gateway, Inc.                                  4,400    259,542
    Godo Steel, Ltd.                                           8,500    161,953
    Gokurakuyu Holdings Co., Ltd.                              4,300     31,409
    Goldcrest Co., Ltd.                                       12,390    275,995
    Golf Digest Online, Inc.                                   5,700     42,257
    Gourmet Kineya Co., Ltd.                                   5,000     51,046
    Grandy House Corp.                                         8,900     35,096
#   Gree, Inc.                                                45,900    352,639
    GS Yuasa Corp.                                           200,000    943,953
    GSI Creos Corp.                                           36,000     47,980
    Gun-Ei Chemical Industry Co., Ltd.                         3,400    113,077
#   GungHo Online Entertainment, Inc.                         32,700     88,351
    Gunma Bank, Ltd. (The)                                   206,700  1,211,047
    Gunze, Ltd.                                              117,000    451,489
    Gurunavi, Inc.                                            11,200    183,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    H-One Co., Ltd.                                           14,600 $  167,423
    H2O Retailing Corp.                                       52,100    852,509
    HABA Laboratories, Inc.                                      500     16,789
    Hachijuni Bank, Ltd. (The)                               180,000  1,142,794
    Hagihara Industries, Inc.                                  2,900     83,204
    Hagiwara Electric Co., Ltd.                                4,200     89,756
    Hakudo Co., Ltd.                                           1,500     24,701
    Hakuhodo DY Holdings, Inc.                                26,300    369,114
    Hakuto Co., Ltd.                                          13,900    187,439
    Halows Co., Ltd.                                           1,100     23,772
    Hamakyorex Co., Ltd.                                      13,700    362,233
    Hamamatsu Photonics K.K.                                   7,100    225,684
    Handsman Co., Ltd.                                         3,100     44,096
#   Haneda Zenith Holdings Co., Ltd.                          23,300     72,585
    Hankyu Hanshin Holdings, Inc.                             15,600    556,787
    Hanwa Co., Ltd.                                          122,000    872,500
    Happinet Corp.                                            14,500    261,595
#   Hard Off Corp. Co., Ltd.                                   6,800     70,507
    Harima Chemicals Group, Inc.                              12,200    118,560
#   Harmonic Drive Systems, Inc.                               7,200    311,006
    Haruyama Holdings, Inc.                                    3,900     36,012
    Haseko Corp.                                              33,800    423,198
    Hayashikane Sangyo Co., Ltd.                               3,800     29,609
    Hazama Ando Corp.                                         68,850    475,101
#   Hearts United Group Co., Ltd.                              3,600     56,329
    Heian Ceremony Service Co., Ltd.                           1,300     11,335
    Heiwa Corp.                                               20,000    439,988
    Heiwa Real Estate Co., Ltd.                               25,300    396,790
    Heiwado Co., Ltd.                                         21,300    484,023
    Helios Techno Holdings Co., Ltd.                           7,200     51,438
    HI-LEX Corp.                                              12,900    337,169
    Hibiya Engineering, Ltd.                                  13,900    254,170
    Hiday Hidaka Corp.                                         4,726    126,146
    Hikari Tsushin, Inc.                                       2,300    251,158
#   Himaraya Co., Ltd.                                         1,900     15,224
    Hino Motors, Ltd.                                         28,900    340,144
    Hioki EE Corp.                                             5,500    111,371
    Hirakawa Hewtech Corp.                                     8,800    120,467
    Hiramatsu, Inc.                                           11,500     64,263
    Hirano Tecseed Co., Ltd.                                   7,700    113,815
#   Hirata Corp.                                               1,400    158,434
    Hirose Electric Co., Ltd.                                  1,100    149,785
    Hiroshima Bank, Ltd. (The)                               258,000  1,102,887
    Hiroshima Gas Co., Ltd.                                    6,900     22,147
    HIS Co., Ltd.                                             12,100    372,037
    Hisaka Works, Ltd.                                        16,700    149,822
    Hisamitsu Pharmaceutical Co., Inc.                         2,100     98,448
    Hitachi Capital Corp.                                     26,700    635,182
    Hitachi Chemical Co., Ltd.                                35,400  1,006,413
    Hitachi Construction Machinery Co., Ltd.                  45,500  1,302,535
    Hitachi High-Technologies Corp.                           10,100    371,770
    Hitachi Kokusai Electric, Inc.                             8,500    219,125
    Hitachi Maxell, Ltd.                                      25,500    564,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Hitachi Metals, Ltd.                                      41,910 $  583,307
    Hitachi Transport System, Ltd.                            24,500    563,932
    Hitachi Zosen Corp.                                      126,040    663,470
    Hitachi, Ltd.                                            329,000  2,263,459
#   Hitachi, Ltd. ADR                                          4,900    338,541
    Hito Communications, Inc.                                  1,200     18,965
    Hochiki Corp.                                              8,900    153,016
    Hodogaya Chemical Co., Ltd.                                4,900    210,280
    Hogy Medical Co., Ltd.                                     4,600    335,732
    Hokkaido Electric Power Co., Inc.                         30,300    228,190
    Hokkaido Gas Co., Ltd.                                    12,000     29,935
    Hokkan Holdings, Ltd.                                     23,000     88,411
    Hokko Chemical Industry Co., Ltd.                         20,000    109,049
    Hokkoku Bank, Ltd. (The)                                 187,000    755,743
    Hokuetsu Bank, Ltd. (The)                                 15,000    356,089
    Hokuetsu Industries Co., Ltd.                              9,900     86,126
#   Hokuetsu Kishu Paper Co., Ltd.                            97,400    683,452
    Hokuhoku Financial Group, Inc.                            64,600  1,050,166
    Hokuriku Electric Industry Co., Ltd.                      39,000     57,632
#   Hokuriku Electric Power Co.                               21,800    201,833
    Hokuriku Electrical Construction Co., Ltd.                 8,600     73,959
    Hokuto Corp.                                              10,600    189,132
    Honda Motor Co., Ltd.                                    108,123  3,026,562
#   Honda Motor Co., Ltd. Sponsored ADR                       23,840    667,997
    Honeys Holdings Co., Ltd.                                 12,570    141,983
    Honshu Chemical Industry Co., Ltd.                         1,000      9,053
    Hoosiers Holdings                                         18,400    184,499
    Horiba, Ltd.                                               8,200    502,298
    Hoshizaki Corp.                                            2,800    271,030
    Hosiden Corp.                                             44,900    519,325
    Hosokawa Micron Corp.                                      4,000    194,335
    House Foods Group, Inc.                                   22,400    578,242
#   Howa Machinery, Ltd.                                      10,600     78,288
    Hulic Co., Ltd.                                            7,300     77,078
    Hurxley Corp.                                              2,400     24,712
    Hyakugo Bank, Ltd. (The)                                 176,000    709,655
    Hyakujushi Bank, Ltd. (The)                              168,000    544,970
    I-Net Corp.                                                7,700     89,051
    I-O Data Device, Inc.                                      6,200     68,753
    Ibiden Co., Ltd.                                          74,400  1,291,176
    IBJ Leasing Co., Ltd.                                     20,400    485,319
    Ichibanya Co., Ltd.                                        2,034     72,446
#   Ichigo, Inc.                                              30,900     94,378
#   Ichiken Co., Ltd.                                         15,000     55,633
    Ichikoh Industries, Ltd.                                  36,000    282,204
    Ichinen Holdings Co., Ltd.                                11,800    138,419
    Ichiyoshi Securities Co., Ltd.                            16,300    146,149
    Icom, Inc.                                                 7,700    164,208
    Idec Corp.                                                11,400    190,087
    Idemitsu Kosan Co., Ltd.                                  38,200    927,171
#   IDOM, Inc.                                                33,200    219,905
*   IHI Corp.                                                213,000    702,036
    Iida Group Holdings Co., Ltd.                             29,920    511,213

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Iino Kaiun Kaisha, Ltd.                                   76,300 $  350,835
#   IJT Technology Holdings Co., Ltd.                         11,300     63,895
    Ikegami Tsushinki Co., Ltd.                               69,000    100,024
#   Imagica Robot Holdings, Inc.                               9,100     57,719
    Imasen Electric Industrial                                13,600    152,271
    Imperial Hotel, Ltd.                                         400      7,813
    Inaba Denki Sangyo Co., Ltd.                              13,900    547,487
#   Inaba Seisakusho Co., Ltd.                                 7,400     91,490
    Inabata & Co., Ltd.                                       31,400    441,380
    Inageya Co., Ltd.                                          8,700    136,913
    Ines Corp.                                                16,800    159,599
    Infocom Corp.                                              8,800    215,294
    Infomart Corp.                                            17,200    126,274
    Information Services International-Dentsu, Ltd.            8,500    192,713
    Innotech Corp.                                            12,900     87,874
    Inpex Corp.                                               99,200    965,368
#   Intage Holdings, Inc.                                      5,900    120,580
#   Inter Action Corp.                                         7,100     47,126
    Internet Initiative Japan, Inc.                           20,400    368,807
    Inui Global Logistics Co., Ltd.                            9,495     72,761
    Iriso Electronics Co., Ltd.                                3,900    335,667
    Ise Chemicals Corp.                                        7,000     31,330
    Iseki & Co., Ltd.                                         13,800    287,032
    Isetan Mitsukoshi Holdings, Ltd.                         117,100  1,141,156
*   Ishihara Sangyo Kaisha, Ltd.                              24,500    268,393
    Ishii Iron Works Co., Ltd.                                 1,900     29,121
#   Ishizuka Glass Co., Ltd.                                   3,000      6,502
#   Istyle, Inc.                                               5,900     39,280
    Isuzu Motors, Ltd.                                        58,300    799,421
#*  ITbook Co., Ltd.                                           9,100     44,632
    Itfor, Inc.                                               14,600     82,266
    Ito En, Ltd.                                               9,100    336,503
    ITOCHU Corp.                                              63,900  1,002,048
    Itochu Enex Co., Ltd.                                     37,300    335,649
    Itochu Techno-Solutions Corp.                              6,800    236,787
    Itochu-Shokuhin Co., Ltd.                                  3,800    157,821
    Itoham Yonekyu Holdings, Inc.                             62,478    581,104
    Itoki Corp.                                               33,553    272,556
#   Ivy Cosmetics Corp.                                          700     49,543
    IwaiCosmo Holdings, Inc.                                  12,600    147,766
    Iwaki & Co., Ltd.                                         18,000     66,879
    Iwasaki Electric Co., Ltd.                                54,000    104,407
    Iwatani Corp.                                             98,000    635,310
    Iwatsu Electric Co., Ltd.                                 95,000     77,465
    Iwatsuka Confectionery Co., Ltd.                             800     33,493
    Iyo Bank, Ltd. (The)                                     141,082  1,151,943
    Izumi Co., Ltd.                                            2,600    135,644
#*  Izutsuya Co., Ltd.                                        11,800     47,837
    J Front Retailing Co., Ltd.                               79,000  1,129,092
#   J Trust Co., Ltd.                                         52,700    420,095
    J-Oil Mills, Inc.                                          7,700    268,740
    JAC Recruitment Co., Ltd.                                  1,800     29,370
    Jaccs Co., Ltd.                                          102,000    478,202

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Jafco Co., Ltd.                                           25,600 $1,224,271
#   Jalux, Inc.                                                5,400    136,146
#   Jamco Corp.                                                4,900    124,212
    Janome Sewing Machine Co., Ltd.                           12,300    100,228
    Japan Airport Terminal Co., Ltd.                           5,800    214,987
    Japan Asia Group, Ltd.                                    16,900     65,766
*   Japan Asia Investment Co., Ltd.                            8,200     31,658
*   Japan Asset Marketing Co., Ltd.                           55,200     65,034
    Japan Aviation Electronics Industry, Ltd.                 26,000    410,777
#   Japan Cash Machine Co., Ltd.                               7,800     84,175
#*  Japan Display, Inc.                                      263,900    472,305
#*  Japan Drilling Co., Ltd.                                   5,700    109,215
    Japan Exchange Group, Inc.                                22,200    398,430
    Japan Foundation Engineering Co., Ltd.                    25,800     91,253
#   Japan Lifeline Co., Ltd.                                   6,400    294,218
#   Japan Material Co., Ltd.                                   3,400     66,542
    Japan Medical Dynamic Marketing, Inc.                     14,500    129,362
    Japan Petroleum Exploration Co., Ltd.                      5,900    122,527
    Japan Property Management Center Co., Ltd.                 3,300     44,077
    Japan Pulp & Paper Co., Ltd.                              70,000    267,824
    Japan Radio Co., Ltd.                                     10,800    139,457
    Japan Securities Finance Co., Ltd.                        75,700    380,028
    Japan Steel Works, Ltd. (The)                             36,700    606,109
    Japan Transcity Corp.                                     23,000     88,954
    Japan Wool Textile Co., Ltd. (The)                        42,100    360,681
    Jastec Co., Ltd.                                           6,900     81,846
    JBCC Holdings, Inc.                                        9,600     80,845
    JCU Corp.                                                  5,400    198,152
    Jeol, Ltd.                                                49,000    267,096
    JFE Holdings, Inc.                                        81,760  1,577,028
#   JGC Corp.                                                 35,200    563,873
#*  JIG-SAW, Inc.                                                600     34,573
    Jimoto Holdings, Inc.                                     86,700    154,806
    JINS, Inc.                                                 3,700    225,316
    JK Holdings Co., Ltd.                                     10,200     64,726
    JMS Co., Ltd.                                             25,000     74,589
    Joban Kosan Co., Ltd.                                      3,000     49,275
    Joshin Denki Co., Ltd.                                    18,000    253,253
    Joyful Honda Co., Ltd.                                    14,100    389,963
#   JP-Holdings, Inc.                                         11,100     28,486
    JSP Corp.                                                  5,100    161,153
    JSR Corp.                                                 23,200    408,831
    JTEKT Corp.                                               22,400    318,836
    Juki Corp.                                                18,500    279,852
    Juroku Bank, Ltd. (The)                                  214,000    678,433
    Justsystems Corp.                                         14,300    220,109
    JVC Kenwood Corp.                                         99,670    290,209
    JXTG Holdings, Inc.                                      348,770  1,550,291
    K&O Energy Group, Inc.                                    10,700    163,569
#   K's Holdings Corp.                                        26,160    525,183
    kabu.com Securities Co., Ltd.                             64,000    207,624
*   Kadokawa Dwango                                           35,577    469,982
    Kaga Electronics Co., Ltd.                                12,700    280,136

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kagome Co., Ltd.                                           6,600 $  200,490
    Kajima Corp.                                              27,843    242,781
#   Kakaku.com, Inc.                                           8,800    124,333
    Kaken Pharmaceutical Co., Ltd.                             6,000    319,358
    Kakiyasu Honten Co., Ltd.                                  2,100     37,396
    Kameda Seika Co., Ltd.                                     3,800    189,874
    Kamei Corp.                                               16,000    228,674
    Kamigumi Co., Ltd.                                        65,000    696,611
    Kanaden Corp.                                             12,300    130,923
    Kanagawa Chuo Kotsu Co., Ltd.                             14,000     92,454
    Kanamoto Co., Ltd.                                        13,700    491,135
    Kandenko Co., Ltd.                                        74,000    791,960
    Kaneka Corp.                                             116,000    929,527
    Kanematsu Corp.                                          307,000    670,896
    Kansai Paint Co., Ltd.                                    12,000    274,484
    Kansai Super Market, Ltd.                                  1,100     14,817
    Kansai Urban Banking Corp.                                20,100    257,694
    Kanto Denka Kogyo Co., Ltd.                               24,900    227,081
*   Kappa Create Co., Ltd.                                    10,100    117,412
    Kasai Kogyo Co., Ltd.                                     17,000    221,293
    Katakura & Co-op Agri Corp.                               16,000     38,300
    Katakura Industries Co., Ltd.                             16,500    191,164
    Kato Sangyo Co., Ltd.                                     17,400    468,674
    Kato Works Co., Ltd.                                       6,800    218,748
    KAWADA TECHNOLOGIES, Inc.                                  3,400    233,463
    Kawai Musical Instruments Manufacturing Co., Ltd.          5,000    104,179
    Kawasaki Heavy Industries, Ltd.                          243,000    773,687
#*  Kawasaki Kisen Kaisha, Ltd.                              513,000  1,273,706
    Kawasumi Laboratories, Inc.                               13,100     83,193
    KDDI Corp.                                                16,500    437,200
    Keihan Holdings Co., Ltd.                                 89,000    575,811
    Keihanshin Building Co., Ltd.                             31,900    201,894
    Keihin Co., Ltd.                                          35,000     51,076
    Keihin Corp.                                              31,500    453,251
    Keisei Electric Railway Co., Ltd.                          7,000    191,556
    Keiyo Bank, Ltd. (The)                                   166,000    702,324
    Keiyo Co., Ltd.                                           25,300    175,749
#   Kenedix, Inc.                                             78,000    399,339
#   Kenko Mayonnaise Co., Ltd.                                 7,800    219,233
    Kewpie Corp.                                              11,500    289,266
    Key Coffee, Inc.                                           7,600    150,446
#   KFC Holdings Japan, Ltd.                                   4,700     85,068
*   KI Holdings Co., Ltd.                                      6,000     15,771
    Ki-Star Real Estate Co., Ltd.                              3,500     63,698
    Kikkoman Corp.                                             7,000    214,392
    Kimoto Co., Ltd.                                          41,300     93,112
    Kimura Chemical Plants Co., Ltd.                           2,700      9,102
    Kinden Corp.                                              38,900    605,497
*   Kinki Sharyo Co., Ltd. (The)                               2,400     55,846
*   Kintetsu Department Store Co., Ltd.                       17,000     56,541
    Kintetsu World Express, Inc.                              23,300    408,030
    Kirin Holdings Co., Ltd.                                  27,780    611,820
    Kirindo Holdings Co., Ltd.                                 1,000     10,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kissei Pharmaceutical Co., Ltd.                           21,700 $  561,143
    Kita-Nippon Bank, Ltd. (The)                               5,700    163,464
    Kitagawa Iron Works Co., Ltd.                              6,300    134,660
    Kitano Construction Corp.                                 32,000    110,817
    Kito Corp.                                                 9,800    113,357
    Kitz Corp.                                                60,500    541,377
    Kiyo Bank, Ltd. (The)                                     43,600    729,170
#*  KLab, Inc.                                                11,300    192,220
*   KNT-CT Holdings Co., Ltd.                                 76,000    127,196
    Koa Corp.                                                 19,300    340,465
    Koatsu Gas Kogyo Co., Ltd.                                20,400    151,580
    Kobayashi Pharmaceutical Co., Ltd.                         2,800    174,022
    Kobe Bussan Co., Ltd.                                      3,200    158,583
*   Kobe Electric Railway Co., Ltd.                           10,000     36,551
#*  Kobe Steel, Ltd.                                         110,800  1,385,888
    Kobelco Eco-Solutions Co., Ltd.                            3,000     11,858
    Kohnan Shoji Co., Ltd.                                    16,400    299,081
    Kohsoku Corp.                                              8,100     80,451
    Koito Manufacturing Co., Ltd.                             10,500    613,369
*   Kojima Co., Ltd.                                          23,700     78,872
#   Kokusai Co., Ltd.                                          2,800     29,058
    Kokuyo Co., Ltd.                                          61,700    982,512
#   KOMAIHALTEC, Inc.                                          2,699     55,589
    Komatsu Seiren Co., Ltd.                                  24,500    170,224
    Komatsu Wall Industry Co., Ltd.                            5,500    103,632
    Komatsu, Ltd.                                             31,400    842,071
    Komehyo Co., Ltd.                                          5,700     67,328
    Komeri Co., Ltd.                                          22,200    649,515
    Komori Corp.                                              39,500    469,678
    Konaka Co., Ltd.                                          18,100     97,644
    Konami Holdings Corp.                                     14,800    771,878
    Kondotec, Inc.                                            10,300     93,740
    Konica Minolta, Inc.                                     240,000  1,987,967
    Konishi Co., Ltd.                                         17,600    268,870
    Konoike Transport Co., Ltd.                               19,000    258,766
#   Konoshima Chemical Co., Ltd.                               2,100     34,146
#*  Kosaido Co., Ltd.                                          2,000      6,709
    Kose Corp.                                                 3,900    433,998
#   Kosei Securities Co., Ltd. (The)                          43,000     62,339
    Koshidaka Holdings Co., Ltd.                               3,800    103,086
    Kotobuki Spirits Co., Ltd.                                 5,100    188,235
#   Kourakuen Holdings Corp.                                   2,200     35,109
    Krosaki Harima Corp.                                      35,000    153,280
    KRS Corp.                                                  4,600    124,736
    KU Holdings Co., Ltd.                                        800      7,267
    Kubota Corp.                                              22,000    382,032
    Kumagai Gumi Co., Ltd.                                   150,000    519,570
#   Kumiai Chemical Industry Co., Ltd.                        44,600    259,337
    Kura Corp.                                                 4,200    211,213
    Kurabo Industries, Ltd.                                  139,000    360,747
    Kuraray Co., Ltd.                                         60,000  1,166,486
    Kureha Corp.                                              11,200    563,217
    Kurimoto, Ltd.                                             7,800    146,134

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kurita Water Industries, Ltd.                             16,400 $  466,586
    Kuriyama Holdings Corp.                                    4,000     78,253
    Kuroda Electric Co., Ltd.                                 19,700    376,655
    Kusuri no Aoki Holdings Co., Ltd.                          4,500    247,660
    KYB Corp.                                                146,000    824,032
    Kyocera Corp.                                             14,700    893,026
    Kyocera Corp. Sponsored ADR                                2,904    177,405
    Kyodo Printing Co., Ltd.                                  57,000    199,481
#   Kyoei Steel, Ltd.                                         15,300    236,120
    Kyokuto Boeki Kaisha, Ltd.                                20,000     51,497
    Kyokuto Kaihatsu Kogyo Co., Ltd.                          21,400    358,269
    Kyokuto Securities Co., Ltd.                              10,400    146,302
#   Kyokuyo Co., Ltd.                                          5,300    149,198
    KYORIN Holdings, Inc.                                     21,300    454,681
    Kyoritsu Maintenance Co., Ltd.                             8,040    229,557
    Kyoritsu Printing Co., Ltd.                               23,500     74,588
    Kyosan Electric Manufacturing Co., Ltd.                   29,000    161,541
    Kyowa Electronics Instruments Co., Ltd.                   14,300     59,888
    Kyowa Exeo Corp.                                          45,000    768,302
    Kyowa Hakko Kirin Co., Ltd.                                9,000    162,992
    Kyowa Leather Cloth Co., Ltd.                              9,000     77,636
    Kyudenko Corp.                                            23,000    867,502
    Kyushu Financial Group, Inc.                             183,680  1,152,542
    LAC Co., Ltd.                                              6,100     74,745
#   Lacto Japan Co., Ltd.                                      1,900     75,104
#*  Laox Co., Ltd.                                            24,100    117,097
#   Lasertec Corp.                                            23,600    351,872
    Lawson, Inc.                                               1,200     81,694
#   LEC, Inc.                                                  4,800    117,503
    Leopalace21 Corp.                                        131,900    940,591
    Life Corp.                                                 5,000    132,398
    LIFULL Co., Ltd.                                          17,800    142,132
    Linical Co., Ltd.                                          3,500     60,752
#   Link And Motivation, Inc.                                 20,000    133,609
    Lintec Corp.                                              27,500    667,605
    Lion Corp.                                                33,000    706,372
    LIXIL Group Corp.                                         14,200    365,440
    Lonseal Corp.                                              1,600     38,232
    Look, Inc.                                                22,000     55,249
#*  M&A Capital Partners Co., Ltd.                               500     22,795
    M3, Inc.                                                   6,800    183,430
    Mabuchi Motor Co., Ltd.                                    1,300     68,510
    Macnica Fuji Electronics Holdings, Inc.                   26,150    416,904
    Maeda Corp.                                               77,000    930,993
    Maeda Kosen Co., Ltd.                                     12,200    179,003
    Maeda Road Construction Co., Ltd.                         41,000    846,512
    Maezawa Kasei Industries Co., Ltd.                         7,500     83,659
    Maezawa Kyuso Industries Co., Ltd.                         6,500     94,515
    Makino Milling Machine Co., Ltd.                          77,000    650,284
    Makita Corp.                                               6,800    265,985
    Makita Corp. Sponsored ADR                                 3,976    155,104
    Mamezou Holdings Co., Ltd.                                 9,700     87,173
    Mamiya-Op Co., Ltd.                                        2,699     29,772

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mandom Corp.                                               3,600 $  198,987
    Mani, Inc.                                                 4,200     99,827
    Mars Engineering Corp.                                     6,700    132,651
    Marubeni Corp.                                           212,400  1,407,463
    Marubun Corp.                                             18,100    138,435
    Marudai Food Co., Ltd.                                    83,000    393,667
    Marufuji Sheet Piling Co., Ltd.                            3,000      7,809
    Maruha Nichiro Corp.                                      13,400    365,685
    Marui Group Co., Ltd.                                     24,300    330,474
    Maruichi Steel Tube, Ltd.                                  8,900    274,689
    Maruka Machinery Co., Ltd.                                 3,900     65,442
    Marusan Securities Co., Ltd.                              16,200    136,780
    Maruwa Co., Ltd.                                           4,800    233,020
#   Maruwa Unyu Kikan Co., Ltd.                                1,900     69,334
    Maruyama Manufacturing Co., Inc.                           2,800     47,125
#*  Maruzen CHI Holdings Co., Ltd.                            10,600     33,856
    Maruzen Co., Ltd.                                          2,000     32,846
    Maruzen Showa Unyu Co., Ltd.                              34,000    147,983
#   Marvelous, Inc.                                           13,400    125,202
    Matsuda Sangyo Co., Ltd.                                  10,100    137,082
    Matsui Construction Co., Ltd.                             13,200    112,933
    Matsui Securities Co., Ltd.                               17,400    142,414
    Matsumotokiyoshi Holdings Co., Ltd.                        9,600    591,991
    Matsuya Co., Ltd.                                          6,100     51,294
    Matsuya Foods Co., Ltd.                                    3,300    124,945
    Max Co., Ltd.                                             15,000    205,205
    Maxvalu Nishinihon Co., Ltd.                               2,600     39,297
    Maxvalu Tokai Co., Ltd.                                    5,000     95,031
    Mazda Motor Corp.                                        193,100  2,902,831
    MCJ Co., Ltd.                                             11,600    137,050
    Mebuki Financial Group, Inc.                             277,522  1,068,327
#   MEC Co., Ltd.                                             11,800    146,066
#   Medical System Network Co., Ltd.                          12,300     53,725
    Medipal Holdings Corp.                                    50,200    918,631
#   Megachips Corp.                                           10,200    272,057
    Megmilk Snow Brand Co., Ltd.                              21,600    597,184
    Meidensha Corp.                                          127,000    451,227
    MEIJI Holdings Co., Ltd.                                   1,000     79,693
    Meiji Shipping Co., Ltd.                                   6,100     22,406
    Meiko Electronics Co., Ltd.                               18,100    271,450
    Meiko Network Japan Co., Ltd.                              7,500    107,082
    Meisei Industrial Co., Ltd.                               27,100    175,637
    Meitec Corp.                                               7,000    328,067
    Meito Sangyo Co., Ltd.                                     6,200     81,086
    Meiwa Corp.                                               18,400     73,008
    Meiwa Estate Co., Ltd.                                    10,900     80,935
    Melco Holdings, Inc.                                       7,300    244,391
    Menicon Co., Ltd.                                          2,800     91,675
    METAWATER Co., Ltd.                                        4,600    127,210
    Michinoku Bank, Ltd. (The)                               109,909    186,192
#   Micronics Japan Co., Ltd.                                 17,600    186,390
    Mie Bank, Ltd. (The)                                       6,500    145,523
    Mie Kotsu Group Holdings, Inc.                            17,800     66,968

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mikuni Corp.                                              14,300 $   63,931
    Milbon Co., Ltd.                                           4,052    236,257
    Mimaki Engineering Co., Ltd.                              10,800     85,930
    Mimasu Semiconductor Industry Co., Ltd.                   14,900    239,173
    Minato Bank, Ltd. (The)                                   12,900    236,181
    Minebea Mitsumi, Inc.                                    102,939  1,695,952
    Ministop Co., Ltd.                                        12,400    272,816
    Miraca Holdings, Inc.                                      6,500    296,610
    Miraial Co., Ltd.                                          2,600     24,948
    Mirait Holdings Corp.                                     40,410    473,790
    Miroku Jyoho Service Co., Ltd.                             2,300     48,454
    Misawa Homes Co., Ltd.                                    16,900    155,102
    MISUMI Group, Inc.                                        15,900    394,317
    Mitani Corp.                                               8,400    331,327
    Mitani Sekisan Co., Ltd.                                     800     18,826
    Mito Securities Co., Ltd.                                 47,400    131,776
    Mitsuba Corp.                                             25,000    435,908
    Mitsubishi Chemical Holdings Corp.                       464,080  3,885,398
    Mitsubishi Corp.                                          78,600  1,706,580
    Mitsubishi Electric Corp.                                 79,000  1,222,974
    Mitsubishi Estate Co., Ltd.                               10,000    181,830
    Mitsubishi Gas Chemical Co., Inc.                         67,795  1,564,127
    Mitsubishi Heavy Industries, Ltd.                        208,000    826,977
    Mitsubishi Kakoki Kaisha, Ltd.                            21,000     46,271
    Mitsubishi Logistics Corp.                                36,000    462,158
    Mitsubishi Materials Corp.                                47,880  1,608,486
    Mitsubishi Motors Corp.                                   80,600    581,416
    Mitsubishi Nichiyu Forklift Co., Ltd.                     23,200    186,672
*   Mitsubishi Paper Mills, Ltd.                              21,500    151,587
    Mitsubishi Pencil Co., Ltd.                                8,250    224,801
#   Mitsubishi Research Institute, Inc.                        4,600    132,299
    Mitsubishi Shokuhin Co., Ltd.                              5,700    164,911
    Mitsubishi Steel Manufacturing Co., Ltd.                 116,000    298,417
    Mitsubishi Tanabe Pharma Corp.                             7,900    188,065
    Mitsubishi UFJ Financial Group, Inc.                     817,300  5,185,041
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        16,850    107,335
    Mitsubishi UFJ Lease & Finance Co., Ltd.                 115,200    613,680
    Mitsuboshi Belting, Ltd.                                  31,000    354,645
    Mitsui & Co., Ltd.                                        88,800  1,291,221
    Mitsui & Co., Ltd. Sponsored ADR                             471    137,763
    Mitsui Chemicals, Inc.                                   338,000  1,920,219
    Mitsui Engineering & Shipbuilding Co., Ltd.              545,000    759,757
    Mitsui Fudosan Co., Ltd.                                  14,200    325,893
    Mitsui High-Tec, Inc.                                     18,300    285,604
    Mitsui Home Co., Ltd.                                     18,000    122,736
    Mitsui Matsushima Co., Ltd.                                9,400    126,658
    Mitsui Mining & Smelting Co., Ltd.                       377,000  1,646,894
    Mitsui OSK Lines, Ltd.                                   410,000  1,276,032
    Mitsui Sugar Co., Ltd.                                    13,500    409,891
    Mitsui-Soko Holdings Co., Ltd.                            78,000    212,850
    Mitsuuroko Group Holdings Co., Ltd.                       20,300    131,206
#   Miyaji Engineering Group, Inc.                            45,000    109,632
    Miyazaki Bank, Ltd. (The)                                107,000    357,705

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Miyoshi Oil & Fat Co., Ltd.                                4,400 $   56,309
    Mizuho Financial Group, Inc.                           1,617,060  2,875,738
    Mizuno Corp.                                              64,000    372,078
    Mochida Pharmaceutical Co., Ltd.                           3,700    257,793
    Modec, Inc.                                               13,400    319,441
    Monex Group, Inc.                                        162,500    459,295
#   Money Partners Group Co., Ltd.                             4,900     22,146
    Monogatari Corp. (The)                                     2,400    125,207
    MonotaRO Co., Ltd.                                        13,000    428,806
    MORESCO Corp.                                              4,600     86,861
#   Morinaga & Co., Ltd.                                      11,600    664,835
    Morinaga Milk Industry Co., Ltd.                         115,000    840,107
    Morita Holdings Corp.                                     16,700    261,903
    Morito Co., Ltd.                                          11,900    101,112
#   Morozoff, Ltd.                                             1,200     74,266
#*  Morpho, Inc.                                               1,000     45,086
    Mory Industries, Inc.                                      4,800    102,630
#   Mr Max Corp.                                              11,900     56,414
    MS&AD Insurance Group Holdings, Inc.                      27,982    981,457
#   MTI, Ltd.                                                 16,700    112,632
    Mugen Estate Co., Ltd.                                    12,100    108,607
    Murakami Corp.                                             2,000     43,063
    Murata Manufacturing Co., Ltd.                             2,013    313,161
    Musashi Seimitsu Industry Co., Ltd.                       14,800    412,086
    Musashino Bank, Ltd. (The)                                20,700    618,481
    Mutoh Holdings Co., Ltd.                                  19,000     43,777
    N Field Co., Ltd.                                          4,000     55,053
    Nabtesco Corp.                                             9,300    301,920
    NAC Co., Ltd.                                              7,600     68,514
#   Nachi-Fujikoshi Corp.                                    110,000    608,018
#   Nafco Co., Ltd.                                              500      7,928
    Nagaileben Co., Ltd.                                       1,800     44,862
#   Nagano Bank, Ltd. (The)                                    5,800    103,505
    Nagano Keiki Co., Ltd.                                     1,900     13,607
    Nagase & Co., Ltd.                                        81,000  1,271,521
    Nagatanien Holdings Co., Ltd.                              9,000    112,052
    Nagawa Co., Ltd.                                             400     14,468
    Nagoya Railroad Co., Ltd.                                 49,000    224,713
    Nakabayashi Co., Ltd.                                     24,000     70,737
    Nakamuraya Co., Ltd.                                       1,308     59,665
    Nakanishi, Inc.                                            3,000    125,692
    Nakano Corp.                                              13,000     71,344
    Nakayama Steel Works, Ltd.                                16,000     96,967
#   Nakayamafuku Co., Ltd.                                       600      4,283
    Nakayo, Inc.                                               9,000     33,132
    Namura Shipbuilding Co., Ltd.                             41,700    238,902
    Nankai Electric Railway Co., Ltd.                         37,000    182,067
    Nanto Bank, Ltd. (The)                                    15,800    464,813
    Narasaki Sangyo Co., Ltd.                                  5,000     13,965
#   Natori Co., Ltd.                                           4,100     76,208
#   ND Software Co., Ltd.                                        500      5,202
    NDS Co., Ltd.                                              2,300     66,448
    NEC Capital Solutions, Ltd.                                7,900    136,100

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    NEC Corp.                                                712,000 $1,935,532
    NEC Networks & System Integration Corp.                   13,000    284,033
    NET One Systems Co., Ltd.                                 45,000    431,294
    Neturen Co., Ltd.                                         21,400    196,990
#*  New Japan Chemical Co., Ltd.                              25,700     48,491
*   New Japan Radio Co., Ltd.                                 10,000     54,965
*   Nexon Co., Ltd.                                            8,500    176,668
#   Nexyz Group Corp.                                          4,000     65,414
    NGK Insulators, Ltd.                                      10,000    201,102
    NGK Spark Plug Co., Ltd.                                  19,700    397,731
    NH Foods, Ltd.                                            20,000    591,586
    NHK Spring Co., Ltd.                                      77,100    832,724
    Nice Holdings, Inc.                                       53,000     75,913
#   Nichi-iko Pharmaceutical Co., Ltd.                        17,200    263,495
    Nichia Steel Works, Ltd.                                   2,000      5,241
    Nichias Corp.                                             39,000    473,633
    Nichiban Co., Ltd.                                        12,000    107,030
    Nichicon Corp.                                            36,800    404,439
    Nichiden Corp.                                             2,500     89,732
    Nichiha Corp.                                             17,500    650,036
    NichiiGakkan Co., Ltd.                                    20,500    214,547
    Nichimo Co., Ltd.                                         13,000     21,451
    Nichirei Corp.                                            56,000  1,573,906
    Nichireki Co., Ltd.                                       18,900    228,672
    Nichirin Co., Ltd.                                         5,400    120,575
#   Nifco, Inc.                                               10,700    617,170
    Nihon Chouzai Co., Ltd.                                    3,040    101,407
    Nihon Dempa Kogyo Co., Ltd.                               13,500    112,902
    Nihon Dengi Co., Ltd.                                      1,600     41,802
    Nihon Eslead Corp.                                         6,000    113,176
    Nihon Flush Co., Ltd.                                      1,800     24,211
    Nihon House Holdings Co., Ltd.                            29,600    141,140
    Nihon Kagaku Sangyo Co., Ltd.                              9,700    170,552
    Nihon Kohden Corp.                                         8,300    198,362
    Nihon M&A Center, Inc.                                    19,400    778,947
    Nihon Nohyaku Co., Ltd.                                   38,100    221,382
    Nihon Parkerizing Co., Ltd.                               27,300    390,618
#   Nihon Plast Co., Ltd.                                      7,200     85,565
#   Nihon Tokushu Toryo Co., Ltd.                              9,500    159,537
#   Nihon Trim Co., Ltd.                                       1,900     79,055
    Nihon Unisys, Ltd.                                        27,500    458,548
    Nihon Yamamura Glass Co., Ltd.                            79,000    135,352
    Nikkiso Co., Ltd.                                         44,900    463,369
    Nikko Co., Ltd.                                            3,800     78,006
    Nikkon Holdings Co., Ltd.                                 44,000  1,040,167
    Nikon Corp.                                               27,000    475,734
    Nintendo Co., Ltd.                                         1,300    441,499
#   Nippi, Inc.                                                6,000     43,302
    Nippo Corp.                                               30,000    610,325
    Nippon Air Conditioning Services Co., Ltd.                 8,000     51,337
    Nippon Beet Sugar Manufacturing Co., Ltd.                  9,100    177,989
    Nippon Carbide Industries Co., Inc.                       61,000    102,855
#   Nippon Carbon Co., Ltd.                                    7,700    251,439

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Ceramic Co., Ltd.                                   3,500 $   91,778
    Nippon Chemi-Con Corp.                                   105,000    424,180
    Nippon Chemical Industrial Co., Ltd.                      45,000     96,485
    Nippon Chemiphar Co., Ltd.                                 1,600     75,173
    Nippon Coke & Engineering Co., Ltd.                      119,300    112,528
#   Nippon Commercial Development Co., Ltd.                    5,700     88,912
    Nippon Concrete Industries Co., Ltd.                      32,000    124,141
    Nippon Denko Co., Ltd.                                    80,065    375,849
    Nippon Densetsu Kogyo Co., Ltd.                           22,600    449,195
    Nippon Electric Glass Co., Ltd.                           40,600  1,437,215
    Nippon Express Co., Ltd.                                  98,000    625,810
    Nippon Filcon Co., Ltd.                                    6,700     36,263
    Nippon Fine Chemical Co., Ltd.                             6,400     58,335
    Nippon Flour Mills Co., Ltd.                              41,900    675,150
    Nippon Gas Co., Ltd.                                      12,900    404,861
    Nippon Hume Corp.                                         13,900     86,825
    Nippon Kanzai Co., Ltd.                                    4,800     86,310
    Nippon Kayaku Co., Ltd.                                   44,000    615,812
    Nippon Kinzoku Co., Ltd.                                   2,900     58,160
#   Nippon Kodoshi Corp.                                       3,100     42,010
    Nippon Koei Co., Ltd.                                     10,700    296,048
    Nippon Koshuha Steel Co., Ltd.                            66,000     66,375
    Nippon Light Metal Holdings Co., Ltd.                    452,000  1,216,110
#   Nippon Paint Holdings Co., Ltd.                            5,000    192,254
    Nippon Paper Industries Co., Ltd.                         68,624  1,368,146
#   Nippon Parking Development Co., Ltd.                      70,700    105,740
    Nippon Pillar Packing Co., Ltd.                           12,800    214,123
    Nippon Piston Ring Co., Ltd.                               5,800    114,014
    Nippon Road Co., Ltd. (The)                               51,000    284,860
    Nippon Seiki Co., Ltd.                                    33,000    631,828
    Nippon Seisen Co., Ltd.                                   12,000     89,174
#*  Nippon Sharyo, Ltd.                                       65,000    169,092
*   Nippon Sheet Glass Co., Ltd.                              63,300    535,638
    Nippon Shokubai Co., Ltd.                                  9,200    601,874
    Nippon Signal Co., Ltd.                                   35,400    359,436
    Nippon Soda Co., Ltd.                                     85,000    476,944
    Nippon Steel & Sumikin Bussan Corp.                       11,400    587,631
    Nippon Steel & Sumitomo Metal Corp.                       80,906  1,986,072
    Nippon Suisan Kaisha, Ltd.                               181,000  1,056,325
    Nippon Systemware Co., Ltd.                                6,100    100,274
    Nippon Thompson Co., Ltd.                                 42,000    239,948
    Nippon Valqua Industries, Ltd.                             9,200    243,098
    Nippon View Hotel Co., Ltd.                                3,100     39,184
    Nippon Yakin Kogyo Co., Ltd.                              72,400    145,606
*   Nippon Yusen K.K.                                        615,217  1,174,445
    Nipro Corp.                                               69,600    944,112
    Nishi-Nippon Financial Holdings, Inc.                     83,000    933,837
    Nishi-Nippon Railroad Co., Ltd.                           45,000    198,330
    Nishikawa Rubber Co., Ltd.                                 1,400     28,212
    Nishimatsu Construction Co., Ltd.                        225,000  1,294,859
    Nishimatsuya Chain Co., Ltd.                              28,000    306,653
    Nishio Rent All Co., Ltd.                                  9,200    306,250
    Nissan Chemical Industries, Ltd.                          10,400    345,237

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nissan Motor Co., Ltd.                                   250,000 $2,482,314
    Nissan Shatai Co., Ltd.                                   44,800    463,838
    Nissan Tokyo Sales Holdings Co., Ltd.                     18,900     71,726
    Nissei ASB Machine Co., Ltd.                               4,300    148,168
    Nissei Build Kogyo Co., Ltd.                              31,000    179,081
    Nissei Plastic Industrial Co., Ltd.                        9,100     95,160
#   Nissha Printing Co., Ltd.                                 12,900    352,973
    Nisshin Fudosan Co.                                       21,900    122,067
    Nisshin Oillio Group, Ltd. (The)                         105,000    621,601
    Nisshin Seifun Group, Inc.                                 7,465    122,586
    Nisshin Steel Co., Ltd.                                   36,140    442,801
    Nisshinbo Holdings, Inc.                                  96,300    975,192
    Nissin Corp.                                              51,000    246,651
    Nissin Electric Co., Ltd.                                 29,200    354,624
    Nissin Foods Holdings Co., Ltd.                            2,200    138,214
    Nissin Kogyo Co., Ltd.                                    28,200    472,286
    Nissin Sugar Co., Ltd.                                     9,400    162,197
    Nissui Pharmaceutical Co., Ltd.                            7,600     95,918
    Nitori Holdings Co., Ltd.                                  2,200    310,469
    Nitta Corp.                                               11,100    356,497
    Nitta Gelatin, Inc.                                        7,100     48,821
    Nittan Valve Co., Ltd.                                     6,300     23,277
    Nittetsu Mining Co., Ltd.                                  3,800    213,282
    Nitto Boseki Co., Ltd.                                    84,000    489,390
    Nitto Denko Corp.                                          7,600    677,684
    Nitto FC Co., Ltd.                                         9,895     81,838
    Nitto Kogyo Corp.                                         19,300    312,604
    Nitto Kohki Co., Ltd.                                      5,200    123,568
    Nitto Seiko Co., Ltd.                                     19,500     95,930
    Nittoc Construction Co., Ltd.                             27,600    145,996
    Nittoku Engineering Co., Ltd.                              7,700    237,829
    Noda Corp.                                                10,400     96,699
    Noevir Holdings Co., Ltd.                                  1,600     82,934
    NOF Corp.                                                 53,000    720,099
    Nohmi Bosai, Ltd.                                         12,400    190,684
    Nojima Corp.                                              18,600    301,049
    NOK Corp.                                                 41,800    956,804
    Nomura Co., Ltd.                                           9,000    190,444
    Nomura Holdings, Inc.                                    210,200  1,248,845
    Nomura Holdings, Inc. Sponsored ADR                       13,920     83,102
    Nomura Real Estate Holdings, Inc.                         44,000    872,131
    Nomura Research Institute, Ltd.                            5,082    190,236
    Noritake Co., Ltd.                                         7,200    276,003
    Noritsu Koki Co., Ltd.                                    16,000    147,299
    Noritz Corp.                                              19,400    380,497
    North Pacific Bank, Ltd.                                 230,700    773,350
    Nozawa Corp.                                               3,700     47,647
    NS Solutions Corp.                                         9,800    206,323
    NS United Kaiun Kaisha, Ltd.                              74,000    154,667
    NSD Co., Ltd.                                             11,840    225,829
    NSK, Ltd.                                                 43,100    555,570
    NTN Corp.                                                246,000  1,144,892
    NTT Data Corp.                                            21,000    228,750

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    NTT DOCOMO, Inc.                                          49,672 $1,153,483
    NTT DOCOMO, Inc. Sponsored ADR                             3,100     72,044
    NTT Urban Development Corp.                                8,000     81,852
#   Nuflare Technology, Inc.                                   2,100    112,369
#   OAK Capital Corp.                                         23,400     56,866
    Obara Group, Inc.                                          6,600    364,919
    Obayashi Corp.                                            45,300    545,442
    Obic Co., Ltd.                                             2,700    168,800
#   Odelic Co., Ltd.                                           3,200    146,957
    Oenon Holdings, Inc.                                      45,000    111,818
    Ogaki Kyoritsu Bank, Ltd. (The)                          226,000    652,926
    Ohara, Inc.                                                8,600    108,537
    Ohashi Technica, Inc.                                      5,600     71,883
    Ohmoto Gumi Co., Ltd.                                      2,000     16,350
    Ohsho Food Service Corp.                                   4,700    182,846
    OIE Sangyo Co., Ltd.                                       1,187     13,359
    Oiles Corp.                                                9,316    166,605
    Oita Bank, Ltd. (The)                                     82,000    308,992
    Oji Holdings Corp.                                       220,000  1,128,261
    Okabe Co., Ltd.                                           21,300    208,506
#   Okamoto Industries, Inc.                                  24,000    262,730
    Okamoto Machine Tool Works, Ltd.                          37,000     95,668
    Okamura Corp.                                             46,800    475,776
    Okasan Securities Group, Inc.                            109,000    660,129
    Oki Electric Industry Co., Ltd.                           37,000    506,609
    Okinawa Cellular Telephone Co.                             4,900    172,264
    Okinawa Electric Power Co., Inc. (The)                     8,497    200,404
#   OKK Corp.                                                 63,000     81,058
    OKUMA Corp.                                               70,000    672,914
    Okumura Corp.                                            135,000    982,401
    Okura Industrial Co., Ltd.                                31,000    200,407
    Okuwa Co., Ltd.                                           19,000    202,302
    Olympic Group Corp.                                        2,300     12,264
#   Olympus Corp.                                              7,200    261,336
    Omron Corp.                                                9,700    483,953
    ONO Sokki Co., Ltd.                                        4,000     27,227
    Onoken Co., Ltd.                                          11,000    182,935
    Onward Holdings Co., Ltd.                                 91,000    660,176
    Ootoya Holdings Co., Ltd.                                  1,500     27,819
    Open House Co., Ltd.                                       9,800    324,353
#   OPT Holdings, Inc.                                         7,300     92,089
    Optex Group Co., Ltd.                                      4,600    154,460
    Oracle Corp.                                               1,000     67,215
    Organo Corp.                                              34,000    181,241
#   Orient Corp.                                              49,700     83,825
    Origin Electric Co., Ltd.                                 21,000     59,588
    ORIX Corp.                                               103,100  1,636,034
    Osaka Organic Chemical Industry, Ltd.                     12,000    142,522
    Osaka Soda Co., Ltd.                                      46,000    231,529
    Osaka Steel Co., Ltd.                                      9,900    204,022
    OSAKA Titanium Technologies Co., Ltd.                      1,700     26,232
    Osaki Electric Co., Ltd.                                  32,000    244,644
#   OSG Corp.                                                 25,000    527,108

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    OSJB Holdings Corp.                                       43,900 $  120,583
    Otsuka Corp.                                               3,100    203,072
    Otsuka Holdings Co., Ltd.                                  7,000    308,275
#   Otsuka Kagu, Ltd.                                         10,000     80,415
#   OUG Holdings, Inc.                                        15,000     36,034
    Outsourcing, Inc.                                          4,200    209,800
    Oyo Corp.                                                 13,900    201,466
    Pacific Industrial Co., Ltd.                              24,700    321,095
#*  Pacific Metals Co., Ltd.                                 109,000    292,407
    Pack Corp. (The)                                           4,900    158,513
    PAL GROUP Holdings Co., Ltd.                               7,000    223,430
    PALTAC Corp.                                              19,950    723,834
    Paltek Corp.                                               3,900     33,961
    PanaHome Corp.                                            48,000    521,291
    Panasonic Corp.                                           88,423  1,217,875
    Panasonic Corp. Sponsored ADR                             26,580    370,259
    Paraca, Inc.                                               1,700     34,346
    Paramount Bed Holdings Co., Ltd.                           7,100    323,476
    Parco Co., Ltd.                                           14,506    178,788
    Paris Miki Holdings, Inc.                                 15,600     65,492
#   Park24 Co., Ltd.                                           6,800    172,093
#   Pasco Corp.                                               13,000     43,846
    Pasona Group, Inc.                                        11,100    123,383
#   PC Depot Corp.                                            24,240    139,527
    Pegasus Sewing Machine Manufacturing Co., Ltd.            14,400     97,002
    Penta-Ocean Construction Co., Ltd.                       116,800    695,785
    PIA Corp.                                                  2,000     70,942
    Pigeon Corp.                                               8,400    311,360
    Pilot Corp.                                                9,600    418,163
    Piolax, Inc.                                              15,600    430,949
#*  Pioneer Corp.                                            249,400    492,472
    Plenus Co., Ltd.                                           9,500    222,516
    Pocket Card Co., Ltd.                                     14,900     97,876
    Pola Orbis Holdings, Inc.                                  4,800    133,168
    Poletowin Pitcrew Holdings, Inc.                           3,300     43,994
    Press Kogyo Co., Ltd.                                     66,900    314,666
    Pressance Corp.                                           20,000    276,050
    Prestige International, Inc.                              22,800    249,714
    Prima Meat Packers, Ltd.                                  99,000    632,031
    Pronexus, Inc.                                             6,000     67,993
#   Prospect Co., Ltd.                                       157,000    101,005
    Proto Corp.                                                3,200     50,021
    PS Mitsubishi Construction Co., Ltd.                      20,300     93,118
    Punch Industry Co., Ltd.                                   5,200     62,429
    Qol Co., Ltd.                                              6,300    101,648
    Quick Co., Ltd.                                            2,400     34,468
    Raito Kogyo Co., Ltd.                                     28,500    307,864
    Rakuten, Inc.                                              7,600     92,835
    Rasa Corp.                                                 4,200     34,652
    Rasa Industries, Ltd.                                     64,000     90,359
#   Raysum Co., Ltd.                                           9,400     84,005
    Relia, Inc.                                                1,100     11,759
    Relo Group, Inc.                                          29,000    582,074

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Renaissance, Inc.                                          6,300 $  114,070
    Renesas Easton Co., Ltd.                                  10,000     53,533
    Rengo Co., Ltd.                                          128,200    727,755
#*  Renown, Inc.                                              44,300     82,663
    Resona Holdings, Inc.                                    288,200  1,484,708
    Resorttrust, Inc.                                         14,800    272,817
    Retail Partners Co., Ltd.                                  1,300     13,724
    Rheon Automatic Machinery Co., Ltd.                       12,800    138,465
    Rhythm Watch Co., Ltd.                                    54,000    115,156
    Riberesute Corp.                                          10,100     80,950
    Ricoh Co., Ltd.                                          205,700  1,934,097
    Ricoh Leasing Co., Ltd.                                   10,200    356,392
    Ride On Express Co., Ltd.                                  4,500     41,314
#   Right On Co., Ltd.                                        11,600    105,237
    Riken Corp.                                                5,600    262,096
    Riken Keiki Co., Ltd.                                      7,400    139,898
#   Riken Technos Corp.                                       21,500    120,053
    Riken Vitamin Co., Ltd.                                    2,400     93,826
    Ringer Hut Co., Ltd.                                       5,700    131,690
    Rinnai Corp.                                               1,400    130,701
    Rion Co., Ltd.                                             7,200    127,396
    Riso Kagaku Corp.                                         11,400    238,380
    Riso Kyoiku Co., Ltd.                                      5,400     40,426
    Rock Field Co., Ltd.                                       8,400    142,062
    Rohm Co., Ltd.                                             8,100    626,038
    Rohto Pharmaceutical Co., Ltd.                            20,800    420,167
    Rokko Butter Co., Ltd.                                     5,000    113,035
    Roland DG Corp.                                            6,100    152,865
#   Rorze Corp.                                                1,900     40,948
    Round One Corp.                                           53,500    571,380
    Royal Holdings Co., Ltd.                                   9,600    230,124
#*  RVH, Inc.                                                 13,000     84,301
    Ryobi, Ltd.                                               96,000    453,996
    Ryoden Corp.                                              25,000    181,900
    Ryohin Keikaku Co., Ltd.                                   1,500    383,465
    Ryosan Co., Ltd.                                          22,000    860,449
    Ryoyo Electro Corp.                                       16,900    272,305
#   S Foods, Inc.                                              7,200    268,070
    S&B Foods, Inc.                                              200     12,533
    Sac's Bar Holdings, Inc.                                  12,150    133,556
    Saibu Gas Co., Ltd.                                       67,000    168,255
    Saizeriya Co., Ltd.                                        8,100    235,643
    Sakai Chemical Industry Co., Ltd.                         61,000    247,202
    Sakai Heavy Industries, Ltd.                              26,000     80,366
    Sakai Moving Service Co., Ltd.                             5,000    241,313
    Sakai Ovex Co., Ltd.                                       4,500     74,010
    Sakata INX Corp.                                          18,600    336,341
#   Sakata Seed Corp.                                          1,700     51,882
    Sala Corp.                                                19,600    163,302
    SAMTY Co., Ltd.                                           12,500    183,426
    San-A Co., Ltd.                                            6,700    298,823
    San-Ai Oil Co., Ltd.                                      39,800    404,374
    San-In Godo Bank, Ltd. (The)                              90,500    735,067

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
*   Sanden Holdings Corp.                                     78,000 $  222,477
#   Sanei Architecture Planning Co., Ltd.                      5,400     96,295
    Sangetsu Corp.                                            26,000    468,444
    Sanken Electric Co., Ltd.                                 98,000    496,809
    Sanki Engineering Co., Ltd.                               31,600    357,266
#   Sanko Marketing Foods Co., Ltd.                              600      5,327
    Sanko Metal Industrial Co., Ltd.                           1,700     51,218
    Sankyo Co., Ltd.                                          17,200    564,545
    Sankyo Frontier Co., Ltd.                                  2,000     26,213
    Sankyo Seiko Co., Ltd.                                    21,000     74,461
#   Sankyo Tateyama, Inc.                                     17,800    251,468
    Sankyu, Inc.                                             130,000    979,139
    Sanoh Industrial Co., Ltd.                                16,500    118,959
    Sanoyas Holdings Corp.                                    14,700     34,247
#   Sanrio Co., Ltd.                                           9,400    188,793
    Sansei Technologies, Inc.                                  9,500     80,828
#   Sansha Electric Manufacturing Co., Ltd.                    5,900     30,336
    Sanshin Electronics Co., Ltd.                             19,600    246,504
    Santen Pharmaceutical Co., Ltd.                            8,500    119,751
    Sanwa Holdings Corp.                                      53,000    573,917
    Sanyo Chemical Industries, Ltd.                            8,700    413,157
    Sanyo Denki Co., Ltd.                                     34,000    378,725
    Sanyo Electric Railway Co., Ltd.                          22,000    112,685
    Sanyo Housing Nagoya Co., Ltd.                             8,000     81,746
#   Sanyo Shokai, Ltd.                                         8,237    124,047
    Sanyo Special Steel Co., Ltd.                             82,000    497,534
    Sanyo Trading Co., Ltd.                                    5,300    120,757
    Sapporo Holdings, Ltd.                                    35,400    964,170
    Sata Construction Co., Ltd.                                6,200     25,620
    Sato Holdings Corp.                                       11,200    268,613
    Sato Shoji Corp.                                           4,500     40,560
    Satori Electric Co., Ltd.                                 13,000    107,222
#   Sawada Holdings Co., Ltd.                                 13,300    120,761
    Sawai Pharmaceutical Co., Ltd.                             8,700    490,347
#   Saxa Holdings, Inc.                                       48,000     97,880
    SBI Holdings, Inc.                                       106,050  1,517,211
    SBS Holdings, Inc.                                        14,300    109,133
#   Scala, Inc.                                               13,400    103,089
    SCREEN Holdings Co., Ltd.                                  9,600    641,686
    Scroll Corp.                                              25,900     90,478
    SCSK Corp.                                                 1,655     69,841
    Secom Co., Ltd.                                            4,900    367,637
    Secom Joshinetsu Co., Ltd.                                   200      6,305
    Sega Sammy Holdings, Inc.                                 59,800    806,865
    Seibu Electric Industry Co., Ltd.                          2,600     56,386
#   Seibu Holdings, Inc.                                       7,600    132,580
    Seika Corp.                                               38,000    164,275
    Seikitokyu Kogyo Co., Ltd.                                23,900    129,594
#   Seiko Epson Corp.                                         30,800    810,731
    Seiko Holdings Corp.                                     115,000    513,354
    Seikoh Giken Co., Ltd.                                       800     13,721
    Seino Holdings Co., Ltd.                                  92,600  1,246,846
    Seiren Co., Ltd.                                          20,300    343,095

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                                32,000 $  589,451
    Sekisui House, Ltd.                                       60,940  1,054,883
    Sekisui Jushi Corp.                                       20,800    378,251
    Sekisui Plastics Co., Ltd.                                15,500    132,494
    Senko Group Holdings Co., Ltd.                            68,200    464,277
    Senshu Electric Co., Ltd.                                  3,700     74,469
    Senshu Ikeda Holdings, Inc.                              171,440    710,164
    Senshukai Co., Ltd.                                       24,700    152,219
#   Septeni Holdings Co., Ltd.                                26,100     79,792
    Seria Co., Ltd.                                           11,600    575,735
    Seven & I Holdings Co., Ltd.                              12,900    519,930
#   Seven Bank, Ltd.                                          77,600    307,091
    SFP Holdings Co., Ltd.                                     3,700     58,406
#*  Sharp Corp.                                              227,000    799,083
    Shibaura Electronics Co., Ltd.                             3,600    121,331
    Shibaura Mechatronics Corp.                               20,000     61,690
    Shibusawa Warehouse Co., Ltd. (The)                       30,000     98,775
    Shibuya Corp.                                              6,200    188,775
#   Shidax Corp.                                               6,800     27,450
    Shiga Bank, Ltd. (The)                                   153,108    811,418
    Shikibo, Ltd.                                             91,000    123,800
    Shikoku Bank, Ltd. (The)                                 118,000    316,413
    Shikoku Chemicals Corp.                                   18,000    230,401
#   Shikoku Electric Power Co., Inc.                          10,100    121,371
    Shima Seiki Manufacturing, Ltd.                           11,000    534,968
    Shimachu Co., Ltd.                                        33,500    838,296
    Shimadzu Corp.                                            16,000    315,039
    Shimamura Co., Ltd.                                          900    111,909
    Shimane Bank, Ltd. (The)                                   1,300     15,589
    Shimizu Bank, Ltd. (The)                                   5,100    161,896
    Shimizu Corp.                                             42,000    443,771
    Shimojima Co., Ltd.                                        1,600     16,119
    Shin Nippon Air Technologies Co., Ltd.                     9,600    138,386
*   Shin Nippon Biomedical Laboratories, Ltd.                  6,300     34,668
    Shin-Etsu Chemical Co., Ltd.                               9,900    905,503
    Shin-Etsu Polymer Co., Ltd.                               31,400    304,249
    Shin-Keisei Electric Railway Co., Ltd.                     5,000     18,899
    Shinagawa Refractories Co., Ltd.                          43,000    117,315
    Shindengen Electric Manufacturing Co., Ltd.               50,000    259,305
#*  Shinkawa, Ltd.                                            15,200    102,503
    Shinko Electric Industries Co., Ltd.                      50,000    363,798
    Shinko Plantech Co., Ltd.                                 33,600    287,104
    Shinko Shoji Co., Ltd.                                    18,100    236,527
    Shinmaywa Industries, Ltd.                                59,000    515,870
    Shinnihon Corp.                                           18,600    151,503
#   Shinoken Group Co., Ltd.                                  10,200    242,723
    Shinsei Bank, Ltd.                                       354,000    583,481
    Shinsho Corp.                                              4,800    127,032
    Shinwa Co., Ltd.                                           2,100     41,812
    Shionogi & Co., Ltd.                                       1,000     53,390
    Ship Healthcare Holdings, Inc.                            17,400    534,010
    Shiseido Co., Ltd.                                        15,500    547,513
    Shizuoka Bank, Ltd. (The)                                 84,000    749,447

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Shizuoka Gas Co., Ltd.                                    45,400 $  343,392
    Shobunsha Publications, Inc.                               5,200     35,368
    Shoei Co., Ltd.                                            1,100     31,509
    Shoei Foods Corp.                                          8,500    363,759
    Shofu, Inc.                                                6,100     73,125
*   Shoko Co., Ltd.                                           44,000     41,881
    Showa Aircraft Industry Co., Ltd.                          2,822     30,415
*   Showa Corp.                                               35,600    343,900
    Showa Denko K.K.                                          87,900  2,287,984
#*  Showa Holdings Co., Ltd.                                  19,200     24,682
    Showa Sangyo Co., Ltd.                                    42,000    228,231
    Showa Shell Sekiyu K.K.                                   48,600    529,388
#   Siix Corp.                                                 9,400    400,609
    Sinanen Holdings Co., Ltd.                                 5,200    105,506
    Sinfonia Technology Co., Ltd.                             83,000    348,322
    Sinko Industries, Ltd.                                    10,500    160,414
    Sintokogio, Ltd.                                          29,600    311,710
    SK-Electronics Co., Ltd.                                   7,500     92,540
    SKY Perfect JSAT Holdings, Inc.                          113,700    510,402
    SMC Corp.                                                    400    127,163
    SMK Corp.                                                 34,000    143,578
    SMS Co., Ltd.                                              9,300    294,296
    SNT Corp.                                                  8,200     53,815
    Sodick Co., Ltd.                                          31,600    384,854
    Soft99 Corp.                                               4,000     32,358
    SoftBank Group Corp.                                       1,200     96,717
    Softbank Technology Corp.                                  4,600     73,781
#   Softbrain Co., Ltd.                                       10,100     39,593
    Software Service, Inc.                                       400     18,147
    Sogo Medical Co., Ltd.                                     5,000    228,718
    Sohgo Security Services Co., Ltd.                          8,000    339,111
    Sojitz Corp.                                             476,500  1,200,336
    Soken Chemical & Engineering Co., Ltd.                     5,200     73,009
    Sompo Holdings, Inc.                                      40,250  1,578,693
    Sony Corp.                                                26,100  1,072,301
    Sony Corp. Sponsored ADR                                  57,811  2,374,298
#   Sony Financial Holdings, Inc.                              8,700    150,406
#*  Sosei Group Corp.                                          3,600    373,510
    Sotetsu Holdings, Inc.                                    30,000    146,878
    Sotoh Co., Ltd.                                            4,900     51,307
#   Sourcenext Corp.                                           8,100     42,024
    Space Co., Ltd.                                            2,000     26,812
    Sparx Group Co., Ltd.                                     26,300     52,420
    SPK Corp.                                                  1,082     28,674
    Square Enix Holdings Co., Ltd.                             7,700    251,934
    SRA Holdings                                               2,600     71,279
    Srg Takamiya Co., Ltd.                                    11,700     61,167
    ST Corp.                                                   2,200     55,209
    St Marc Holdings Co., Ltd.                                 7,400    231,279
    Stanley Electric Co., Ltd.                                12,600    416,227
    Star Mica Co., Ltd.                                        1,400     39,981
    Star Micronics Co., Ltd.                                   9,900    163,899
    Start Today Co., Ltd.                                     14,100    397,856

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Starts Corp., Inc.                                        12,000 $  313,554
    Starzen Co., Ltd.                                          3,900    174,725
#   Stella Chemifa Corp.                                       7,800    219,256
    Step Co., Ltd.                                             3,800     50,333
*   Striders Corp.                                            20,000     11,603
    Studio Alice Co., Ltd.                                     6,600    154,989
    Subaru Corp.                                               5,800    209,247
    Subaru Enterprise Co., Ltd.                                1,200     67,921
    Sugi Holdings Co., Ltd.                                    1,600     81,636
    Sugimoto & Co., Ltd.                                       5,800     85,512
#   Sumco Corp.                                               55,900    904,691
    Sumida Corp.                                              14,600    279,273
#   Suminoe Textile Co., Ltd.                                 43,000    120,821
    Sumiseki Holdings, Inc.                                   12,200     12,046
    Sumitomo Bakelite Co., Ltd.                              113,000    820,905
    Sumitomo Chemical Co., Ltd.                              458,000  2,676,607
    Sumitomo Corp.                                            77,400  1,046,201
    Sumitomo Dainippon Pharma Co., Ltd.                        7,600    106,460
    Sumitomo Densetsu Co., Ltd.                               12,900    205,455
    Sumitomo Electric Industries, Ltd.                       126,600  2,046,420
    Sumitomo Forestry Co., Ltd.                               52,900    809,768
    Sumitomo Heavy Industries, Ltd.                          228,000  1,662,215
    Sumitomo Metal Mining Co., Ltd.                           73,000  1,102,495
    Sumitomo Mitsui Construction Co., Ltd.                   320,300    348,253
    Sumitomo Mitsui Financial Group, Inc.                     88,341  3,408,706
    Sumitomo Mitsui Trust Holdings, Inc.                      23,800    874,008
    Sumitomo Osaka Cement Co., Ltd.                          264,000  1,235,735
    Sumitomo Precision Products Co., Ltd.                     20,000     65,027
    Sumitomo Realty & Development Co., Ltd.                    6,000    181,634
    Sumitomo Riko Co., Ltd.                                   27,400    286,604
    Sumitomo Rubber Industries, Ltd.                          76,800  1,331,726
    Sumitomo Seika Chemicals Co., Ltd.                         8,600    432,385
    Sumitomo Warehouse Co., Ltd. (The)                        94,000    602,330
#   Sun Corp.                                                 15,300     98,013
    Sun Frontier Fudousan Co., Ltd.                           21,900    233,720
    Sun-Wa Technos Corp.                                       6,200    105,502
    Suncall Corp.                                              4,700     27,391
    Sundrug Co., Ltd.                                          3,200    119,207
    Suruga Bank, Ltd.                                         14,400    347,240
    Suzuden Corp.                                              1,400     17,117
    Suzuken Co., Ltd.                                         29,560    987,214
    Suzuki Motor Corp.                                        13,800    654,138
*   SWCC Showa Holdings Co., Ltd.                            134,000    110,504
    Systena Corp.                                              5,500    126,083
    T Hasegawa Co., Ltd.                                      13,400    282,279
    T RAD Co., Ltd.                                           50,000    157,990
    T&D Holdings, Inc.                                        57,700    851,176
    T&K Toka Co., Ltd.                                        12,300    134,926
    T-Gaia Corp.                                               8,300    166,107
#   Tabuchi Electric Co., Ltd.                                16,500     50,632
    Tachi-S Co., Ltd.                                         20,000    364,867
    Tachibana Eletech Co., Ltd.                                9,520    137,681
    Tachikawa Corp.                                            8,200     95,513

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tadano, Ltd.                                              64,200 $  795,153
    Taihei Dengyo Kaisha, Ltd.                                23,000    332,402
    Taiheiyo Cement Corp.                                    495,675  1,859,911
    Taiheiyo Kouhatsu, Inc.                                   63,000     60,534
    Taiho Kogyo Co., Ltd.                                     13,600    191,722
    Taikisha, Ltd.                                             9,000    242,068
    Taiko Bank, Ltd. (The)                                    56,000    119,215
#   Taiko Pharmaceutical Co., Ltd.                             5,100    102,782
    Taisei Corp.                                              45,000    430,741
    Taisei Lamick Co., Ltd.                                    2,900     76,544
    Taisho Pharmaceutical Holdings Co., Ltd.                     800     59,930
    Taiyo Holdings Co., Ltd.                                   4,200    199,570
#   Taiyo Nippon Sanso Corp.                                  25,000    288,924
    Taiyo Yuden Co., Ltd.                                     74,900  1,257,723
    Takamatsu Construction Group Co., Ltd.                     9,100    238,748
    Takano Co., Ltd.                                           4,800     51,063
    Takaoka Toko Co., Ltd.                                     8,664    145,041
    Takara Holdings, Inc.                                     14,600    145,789
    Takara Leben Co., Ltd.                                    58,400    267,905
    Takara Standard Co., Ltd.                                 27,100    455,025
    Takasago International Corp.                               9,700    381,007
    Takasago Thermal Engineering Co., Ltd.                    22,800    380,544
    Takashima & Co., Ltd.                                     26,000     50,672
    Takashimaya Co., Ltd.                                    115,000  1,052,002
    Take And Give Needs Co., Ltd.                              9,470     66,677
    TAKEBISHI Corp.                                            2,200     29,313
    Takeda Pharmaceutical Co., Ltd.                           10,200    538,834
    Takeei Corp.                                              17,000    172,185
    Takeuchi Manufacturing Co., Ltd.                          24,300    471,012
    Taki Chemical Co., Ltd.                                      800     33,213
    Takihyo Co., Ltd.                                         17,000     71,532
    Takisawa Machine Tool Co., Ltd.                           50,000     79,748
    Takuma Co., Ltd.                                          32,000    327,736
    Tama Home Co., Ltd.                                       14,600     96,609
    Tamron Co., Ltd.                                           8,500    159,441
    Tamura Corp.                                              42,000    229,488
#   Tanseisha Co., Ltd.                                       13,650    137,640
    Tatsuta Electric Wire and Cable Co., Ltd.                 31,000    198,740
    Tayca Corp.                                               23,000    203,427
    Tazmo Co., Ltd.                                            3,400     67,259
    TBK Co., Ltd.                                             14,600     65,748
    TDC Software Engineering, Inc.                             1,200     13,561
    TDK Corp.                                                 22,000  1,581,172
#*  Teac Corp.                                                23,000     10,663
    TechMatrix Corp.                                           3,200     53,437
    Techno Ryowa, Ltd.                                         7,000     53,921
    TechnoPro Holdings, Inc.                                   2,200     94,387
    Tecnos Japan, Inc.                                         2,900     28,854
    Teijin, Ltd.                                              68,200  1,367,367
    Teikoku Electric Manufacturing Co., Ltd.                   5,200     54,031
    Teikoku Sen-I Co., Ltd.                                   11,600    211,299
    Teikoku Tsushin Kogyo Co., Ltd.                           16,000     33,347
#   Tekken Corp.                                              45,000    138,176

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tenma Corp.                                               10,600 $  213,911
    Tenpos Busters Co., Ltd.                                   2,200     38,713
    Terumo Corp.                                               1,400     52,934
    THK Co., Ltd.                                             27,400    836,624
    Tigers Polymer Corp.                                       5,900     39,718
    TIS, Inc.                                                 37,000  1,118,504
    TKC Corp.                                                  7,500    218,185
    Toa Corp.(6894434)                                        16,300    169,992
*   Toa Corp.(6894508)                                        12,300    200,827
    Toa Oil Co., Ltd.                                         44,000     57,457
    TOA ROAD Corp.                                            31,000    128,099
#   Toabo Corp.                                                3,800     19,387
    Toagosei Co., Ltd.                                        79,500    958,933
    Tobishima Corp.                                          135,800    207,846
    Tobu Store Co., Ltd.                                       1,900     54,692
    TOC Co., Ltd.                                             15,400    144,713
    Tocalo Co., Ltd.                                           8,600    328,595
    Tochigi Bank, Ltd. (The)                                  51,000    207,524
    Toda Corp.                                               122,000    838,714
#   Toda Kogyo Corp.                                          31,000    117,618
    Toei Animation Co., Ltd.                                     900     68,459
    Toei Co., Ltd.                                            46,000    468,999
    Toell Co., Ltd.                                            1,700     13,913
    Toenec Corp.                                              24,000    145,734
    Togami Electric Manufacturing Co., Ltd.                   10,000     43,873
    Toho Bank, Ltd. (The)                                    138,000    481,501
    Toho Co., Ltd.(6895200)                                    4,900    176,583
    Toho Co., Ltd.(6895211)                                    3,000     78,806
    Toho Gas Co., Ltd.                                        23,000    155,866
#   Toho Holdings Co., Ltd.                                   39,100    772,955
#   Toho Titanium Co., Ltd.                                   21,200    164,182
    Toho Zinc Co., Ltd.                                      112,000    482,261
    Tohoku Bank, Ltd. (The)                                   41,000     56,480
    Tohto Suisan Co., Ltd.                                     1,600     27,295
    Tokai Carbon Co., Ltd.                                   151,100    975,111
    Tokai Corp.                                                4,100    181,169
#   TOKAI Holdings Corp.                                      56,600    435,252
    Tokai Lease Co., Ltd.                                      5,000      9,704
    Tokai Rika Co., Ltd.                                      37,600    690,426
    Tokai Tokyo Financial Holdings, Inc.                     117,000    682,460
    Token Corp.                                                3,320    422,090
    Tokio Marine Holdings, Inc.                               28,116  1,182,369
    Tokushu Tokai Paper Co., Ltd.                              7,100    267,089
*   Tokuyama Corp.                                           139,000    631,485
    Tokyo Broadcasting System Holdings, Inc.                  13,800    260,836
    Tokyo Century Corp.                                       13,000    553,722
    Tokyo Dome Corp.                                          51,600    496,635
    Tokyo Electron Device, Ltd.                                5,000     81,049
    Tokyo Electron, Ltd.                                       9,300  1,307,930
    Tokyo Energy & Systems, Inc.                              17,000    166,369
#   Tokyo Individualized Educational Institute, Inc.           8,200     94,385
#   Tokyo Keiki, Inc.                                         42,000    110,406
    Tokyo Ohka Kogyo Co., Ltd.                                13,900    452,470

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tokyo Radiator Manufacturing Co., Ltd.                     4,000 $   37,062
    Tokyo Rakutenchi Co., Ltd.                                 1,000     53,234
    Tokyo Rope Manufacturing Co., Ltd.                         8,300    127,101
    Tokyo Sangyo Co., Ltd.                                     8,200     34,108
    Tokyo Seimitsu Co., Ltd.                                  15,600    541,106
    Tokyo Steel Manufacturing Co., Ltd.                       48,100    412,322
    Tokyo Tatemono Co., Ltd.                                  52,800    718,431
    Tokyo Tekko Co., Ltd.                                     24,000     98,783
#   Tokyo Theatres Co., Inc.                                  51,000     67,037
    Tokyo TY Financial Group, Inc.                            20,687    550,556
    Tokyotokeiba Co., Ltd.                                     5,700    185,083
    Tokyu Construction Co., Ltd.                              44,430    355,304
    Tokyu Fudosan Holdings Corp.                             189,182  1,134,821
    Tokyu Recreation Co., Ltd.                                 3,853     29,316
    Toli Corp.                                                35,000    113,879
    Tomato Bank, Ltd.                                          3,400     47,393
    Tomoe Corp.                                               20,300     67,225
    Tomoe Engineering Co., Ltd.                                6,200    101,925
    Tomoegawa Co., Ltd.                                        6,000     14,643
    Tomoku Co., Ltd.                                          40,000    141,443
    TOMONY Holdings, Inc.                                    100,500    491,459
    Tomy Co., Ltd.                                            37,200    455,046
    Tonami Holdings Co., Ltd.                                 40,000    157,270
    Topcon Corp.                                              29,800    509,863
    Toppan Forms Co., Ltd.                                    34,800    361,833
    Toppan Printing Co., Ltd.                                 86,000    908,823
    Topre Corp.                                               22,400    590,484
    Topy Industries, Ltd.                                     12,400    380,837
    Toray Industries, Inc.                                    53,000    478,586
#   Torex Semiconductor, Ltd.                                  1,600     26,624
    Toridoll Holdings Corp.                                   11,300    316,743
    Torigoe Co., Ltd. (The)                                    8,000     59,478
    Torii Pharmaceutical Co., Ltd.                            11,300    315,562
    Torishima Pump Manufacturing Co., Ltd.                    14,500    148,188
    Tosei Corp.                                               24,800    193,832
#*  Toshiba Corp.                                            181,000    410,695
    Toshiba Machine Co., Ltd.                                 84,000    398,884
    Toshiba Plant Systems & Services Corp.                    18,500    301,260
    Toshiba TEC Corp.                                         83,000    459,415
    Tosho Co., Ltd.                                            2,700    124,706
    Tosho Printing Co., Ltd.                                  30,000    148,041
    Tosoh Corp.                                              181,000  2,143,063
    Totetsu Kogyo Co., Ltd.                                    8,070    251,962
    TOTO, Ltd.                                                 7,499    301,770
    Tottori Bank, Ltd. (The)                                   4,400     67,904
    Toukei Computer Co., Ltd.                                  2,100     53,507
    Tow Co., Ltd.                                              9,600     76,630
    Towa Bank, Ltd. (The)                                    230,000    256,165
#   Towa Corp.                                                14,400    224,346
    Towa Pharmaceutical Co., Ltd.                              5,700    275,322
    Toyo Construction Co., Ltd.                               47,500    203,335
    Toyo Corp.                                                15,100    145,657
    Toyo Denki Seizo K.K.                                      4,800     83,762

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Toyo Engineering Corp.                                   102,000 $  268,272
    Toyo Ink SC Holdings Co., Ltd.                           133,000    689,136
    Toyo Kanetsu K.K.                                         66,000    216,034
    Toyo Kohan Co., Ltd.                                      34,800    152,971
    Toyo Machinery & Metal Co., Ltd.                          12,000     86,688
    Toyo Securities Co., Ltd.                                 44,000     99,937
    Toyo Seikan Group Holdings, Ltd.                          60,000    983,540
    Toyo Sugar Refining Co., Ltd.                              8,000      8,703
    Toyo Suisan Kaisha, Ltd.                                   4,400    159,853
    Toyo Tanso Co., Ltd.                                       9,500    159,001
    Toyo Tire & Rubber Co., Ltd.                              46,700    958,589
    Toyo Wharf & Warehouse Co., Ltd.                          37,000     63,095
    Toyobo Co., Ltd.                                         556,000  1,058,683
    Toyoda Gosei Co., Ltd.                                    32,800    773,900
    Toyota Boshoku Corp.                                      15,100    315,356
    Toyota Industries Corp.                                    7,600    407,755
    Toyota Motor Corp.                                        73,263  4,129,091
    Toyota Motor Corp. Sponsored ADR                          36,827  4,155,559
    Toyota Tsusho Corp.                                       67,000  2,153,918
    TPR Co., Ltd.                                             10,400    328,423
    Trancom Co., Ltd.                                          3,300    163,095
    Transcosmos, Inc.                                         10,900    261,963
    Trend Micro, Inc.                                          4,200    210,052
    Trusco Nakayama Corp.                                     20,800    533,481
    Trust Tech, Inc.                                           1,200     25,216
    TS Tech Co., Ltd.                                         34,400  1,019,533
    TSI Holdings Co., Ltd.                                    51,305    370,491
    Tsubakimoto Chain Co.                                     73,000    619,364
    Tsubakimoto Kogyo Co., Ltd.                                4,000     18,372
#*  Tsudakoma Corp.                                           40,000     68,541
    Tsugami Corp.                                             33,000    264,529
    Tsukada Global Holdings, Inc.                              9,800     53,331
    Tsukamoto Corp. Co., Ltd.                                  3,000      3,509
    Tsukishima Kikai Co., Ltd.                                22,700    257,353
    Tsukuba Bank, Ltd.                                        66,900    200,576
    Tsukui Corp.                                              30,400    184,606
    Tsumura & Co.                                             16,700    649,071
    Tsuruha Holdings, Inc.                                     2,200    230,827
    Tsurumi Manufacturing Co., Ltd.                           12,300    206,003
    Tsutsumi Jewelry Co., Ltd.                                 4,900     88,664
    TV Asahi Holdings Corp.                                   16,800    305,481
    Tv Tokyo Holdings Corp.                                    9,900    205,964
#*  U-Shin, Ltd.                                              13,200     88,653
    UACJ Corp.                                               204,067    602,316
    Ube Industries, Ltd.                                     651,200  1,764,017
    Uchida Yoko Co., Ltd.                                      6,200    154,367
    Uchiyama Holdings Co., Ltd.                                2,300      9,700
    Ueki Corp.                                                18,000     44,872
    UKC Holdings Corp.                                        11,100    166,738
    Ulvac, Inc.                                               23,400  1,254,602
    Umenohana Co., Ltd.                                          600     15,240
    Uniden Holdings Corp.                                     54,000    128,573
    Union Tool Co.                                             4,700    139,527

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Unipres Corp.                                             28,000 $  651,205
    United Arrows, Ltd.                                        7,000    212,158
    United Super Markets Holdings, Inc.                       36,300    368,357
*   Unitika, Ltd.                                            136,000     96,176
    Universal Entertainment Corp.                             13,000    372,965
    Unizo Holdings Co., Ltd.                                  11,600    269,148
    Ushio, Inc.                                               88,100  1,236,428
    USS Co., Ltd.                                             10,200    206,053
#*  UT Group Co., Ltd.                                        10,900    195,687
    Utoc Corp.                                                 7,500     30,341
#   V Technology Co., Ltd.                                     1,200    205,442
    Valor Holdings Co., Ltd.                                  21,300    481,377
    Vector, Inc.                                              10,800    157,191
    VIA Holdings, Inc.                                         3,000     26,309
#   Village Vanguard Co., Ltd.                                 2,700     25,091
#   Vital KSK Holdings, Inc.                                  27,600    221,067
    Vitec Holdings Co., Ltd.                                   5,000     63,973
    VT Holdings Co., Ltd.                                     39,600    202,427
#   W-Scope Corp.                                              2,200     46,706
    Wacoal Holdings Corp.                                     92,000  1,292,401
    Wakachiku Construction Co., Ltd.                          95,000    149,893
    Wakita & Co., Ltd.                                        28,500    321,423
    Warabeya Nichiyo Holdings Co., Ltd.                       10,300    278,109
    Watahan & Co., Ltd.                                        3,300     69,590
#   WATAMI Co., Ltd.                                           8,100     99,019
    Watts Co., Ltd.                                            1,700     22,258
    WDB Holdings Co., Ltd.                                     1,900     39,724
    Weathernews, Inc.                                          1,700     52,863
    Welcia Holdings Co., Ltd.                                  7,600    288,803
#   Wellnet Corp.                                              4,000     49,604
#   West Holdings Corp.                                       15,900    122,733
    WIN-Partners Co., Ltd.                                     2,000     25,347
    Wood One Co., Ltd.                                         6,000     15,679
    World Holdings Co., Ltd.                                   3,200     77,857
    Wowow, Inc.                                                4,400    127,835
    Xebio Holdings Co., Ltd.                                  21,000    395,519
#   YAC Holdings Co., Ltd.                                     6,500     80,621
    Yachiyo Industry Co., Ltd.                                 3,900     45,154
    Yahagi Construction Co., Ltd.                             18,600    154,130
    Yaizu Suisankagaku Industry Co., Ltd.                      5,700     62,480
    Yakult Honsha Co., Ltd.                                    1,700    115,847
    YAMABIKO Corp.                                            22,700    274,469
#   Yamada Denki Co., Ltd.                                   137,808    736,011
    Yamagata Bank, Ltd. (The)                                 98,000    444,875
    Yamaguchi Financial Group, Inc.                           72,000    847,428
    Yamaha Corp.                                              18,500    654,219
    Yamaha Motor Co., Ltd.                                    18,400    462,126
    Yamaichi Electronics Co., Ltd.                            10,500    204,407
    Yamanashi Chuo Bank, Ltd. (The)                          106,000    432,973
    Yamatane Corp.                                             6,800    100,658
    Yamato Corp.                                              10,100     62,820
    Yamato Holdings Co., Ltd.                                 12,700    254,919
    Yamato Kogyo Co., Ltd.                                    29,300    821,289

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yamaya Corp.                                             2,600 $     37,670
    Yamazaki Baking Co., Ltd.                               23,000      461,394
    Yamazen Corp.                                           20,000      205,324
    Yaoko Co., Ltd.                                          5,800      250,260
    Yashima Denki Co., Ltd.                                  2,000       16,646
    Yaskawa Electric Corp.                                  31,800      852,535
    Yasuda Logistics Corp.                                  10,800       75,829
#   Yasunaga Corp.                                           3,200       47,522
    Yellow Hat, Ltd.                                         9,900      255,667
    Yodogawa Steel Works, Ltd.                              17,000      467,447
    Yokogawa Bridge Holdings Corp.                          23,700      360,590
    Yokogawa Electric Corp.                                 26,400      444,310
#   Yokohama Reito Co., Ltd.                                32,200      320,217
    Yokohama Rubber Co., Ltd. (The)                         52,799    1,063,250
    Yokowo Co., Ltd.                                         5,600       74,032
    Yomeishu Seizo Co., Ltd.                                 6,100      117,229
    Yomiuri Land Co., Ltd.                                  25,000      119,190
    Yondenko Corp.                                          12,000       66,022
    Yondoshi Holdings, Inc.                                  3,500       87,907
#   Yonex Co., Ltd.                                         10,000       95,811
    Yorozu Corp.                                            15,500      261,627
#   Yoshinoya Holdings Co., Ltd.                             9,700      164,008
#   Yuasa Funashoku Co., Ltd.                               15,000       45,999
    Yuasa Trading Co., Ltd.                                  9,500      304,384
    Yuken Kogyo Co., Ltd.                                   23,000       48,795
#   Yume No Machi Souzou Iinkai Co., Ltd.                    2,900       33,028
#   Yumeshin Holdings Co., Ltd.                              5,500       37,487
    Yurtec Corp.                                            30,000      203,656
    Yusen Logistics Co., Ltd.                               12,900      116,869
    Yushiro Chemical Industry Co., Ltd.                      6,300       85,774
    Yutaka Giken Co., Ltd.                                     600       13,734
    Zappallas, Inc.                                          5,000       23,031
    Zenitaka Corp. (The)                                    22,000       94,806
    Zenkoku Hosho Co., Ltd.                                  5,800      249,416
    Zenrin Co., Ltd.                                        11,600      357,000
    Zensho Holdings Co., Ltd.                               31,700      573,427
    Zeon Corp.                                             103,000    1,285,039
    ZERIA Pharmaceutical Co., Ltd.                          12,100      210,861
*   ZIGExN Co., Ltd.                                         4,800       69,999
    Zojirushi Corp.                                         13,000      135,717
    Zuiko Corp.                                              1,900       67,035
    Zuken, Inc.                                             12,000      157,803
                                                                   ------------
TOTAL JAPAN                                                         585,988,925
                                                                   ------------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                                  59,921    2,616,248
    ABN AMRO Group NV                                       29,953      846,629
    Accell Group                                            16,914      515,603
    Aegon NV(5927375)                                      412,186    2,310,489
    Aegon NV(007924103)                                      8,969       49,956
*   AFC Ajax NV                                                 70          862
    Akzo Nobel NV                                           22,016    1,993,198
*   Altice NV Class A                                        2,923       72,015

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
    AMG Advanced Metallurgical Group NV                       20,949 $  723,161
    Amsterdam Commodities NV                                   9,035    268,383
    APERAM SA                                                 36,339  1,766,191
    Arcadis NV                                                52,117  1,065,805
#*  ArcelorMittal(03938L203)                                  81,969  2,144,298
*   ArcelorMittal(BYPBS67)                                    25,558    672,903
    ASM International NV                                      33,844  2,036,656
    ASML Holding NV                                            8,114  1,219,728
    BE Semiconductor Industries NV                            25,635  1,667,519
    Beter Bed Holding NV                                       8,345    154,924
#   BinckBank NV                                              47,020    258,641
    Boskalis Westminster                                      70,857  2,534,318
#   Brunel International NV                                   12,816    196,946
    Coca-Cola European Partners P.L.C.                         6,219    269,924
    Corbion NV                                                44,480  1,436,542
#   Flow Traders                                               8,699    263,413
*   Fugro NV                                                  57,948    930,768
    Gemalto NV                                                23,503  1,197,271
#*  Heijmans NV                                               20,193    170,772
#   Heineken NV                                                6,899    719,905
    Hunter Douglas NV                                          2,925    255,940
    IMCD Group NV                                              4,718    264,157
    ING Groep NV                                             201,957  3,773,331
#   ING Groep NV Sponsored ADR                                45,326    848,956
    KAS Bank NV                                               10,033    115,752
    Kendrion NV                                                9,232    393,844
    Koninklijke Ahold Delhaize NV                            219,005  4,479,539
    Koninklijke Ahold Delhaize NV Sponsored ADR               31,776    649,496
    Koninklijke BAM Groep NV                                 153,309    911,636
    Koninklijke DSM NV                                        63,855  4,710,475
#   Koninklijke KPN NV                                       354,163  1,284,318
    Koninklijke Philips NV(500472303)                         45,594  1,740,323
    Koninklijke Philips NV(5986622)                           25,715    982,725
    Koninklijke Vopak NV                                      41,052  1,954,584
    Nederland Apparatenfabriek                                 2,519    115,705
    NN Group NV                                               58,150  2,357,044
*   OCI NV                                                    17,420    373,199
#   Ordina NV                                                 92,413    172,683
    PostNL NV                                                133,769    633,166
    Randstad Holding NV                                       25,011  1,508,057
    Refresco Group NV                                         26,929    526,161
    RELX NV                                                   68,627  1,441,469
    RELX NV Sponsored ADR                                      8,411    177,556
    SBM Offshore NV                                          123,209  2,130,679
    Sligro Food Group NV                                      14,447    653,446
*   Telegraaf Media Groep NV                                   7,861     56,011
    TKH Group NV                                              26,815  1,640,059
*   TomTom NV                                                 78,280    830,927
    Unilever NV                                               12,047    702,070
    Van Lanschot Kempen NV                                     7,846    232,695
#   Wessanen                                                  35,887    632,761

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                        51,007 $ 2,268,457
                                                                    -----------
TOTAL NETHERLANDS                                                    66,920,289
                                                                    -----------
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd.                                       143,616     476,257
    Air New Zealand, Ltd.                                   365,978     921,375
    Arvida Group, Ltd.                                       36,916      35,770
    Auckland International Airport, Ltd.                     35,962     188,006
    Chorus, Ltd.                                            233,195     781,434
    Chorus, Ltd. ADR                                            462       7,526
    Comvita, Ltd.                                             5,435      24,874
    Contact Energy, Ltd.                                     77,234     310,994
    EBOS Group, Ltd.                                         32,180     437,155
    Evolve Education Group, Ltd.                             24,565      18,428
    Fisher & Paykel Healthcare Corp., Ltd.                   58,638     483,172
    Fletcher Building, Ltd.(6341606)                        175,427   1,053,078
    Fletcher Building, Ltd.(6341617)                          3,803      22,839
    Fonterra Co-operative Group, Ltd.                         7,404      33,648
    Freightways, Ltd.                                        50,209     299,729
#   Genesis Energy, Ltd.                                     84,844     158,048
    Gentrack Group, Ltd.                                     14,435      54,215
    Hallenstein Glasson Holdings, Ltd.                        5,478      12,744
    Heartland Bank, Ltd.                                    173,888     237,684
    Infratil, Ltd.                                          116,980     271,581
    Investore Property, Ltd.                                 13,356      13,834
    Kathmandu Holdings, Ltd.                                 79,869     136,218
    Mainfreight, Ltd.                                        38,801     708,085
    Mercury NZ, Ltd.                                         38,932     101,812
    Meridian Energy, Ltd.                                    36,642      79,263
    Metlifecare, Ltd.                                       125,119     525,331
#   Metro Performance Glass, Ltd.                            86,994     100,634
*   New Zealand Oil & Gas, Ltd.                              26,575      11,967
    New Zealand Refining Co., Ltd. (The)                    110,266     204,453
    NZME, Ltd.                                               54,625      38,057
    NZX, Ltd.                                                86,239      76,345
    PGG Wrightson, Ltd.                                      54,156      23,598
#   Port of Tauranga, Ltd.                                   60,037     210,994
    Restaurant Brands New Zealand, Ltd.                      38,638     186,137
    Ryman Healthcare, Ltd.                                   16,735     110,832
    Sanford, Ltd.                                             4,644      25,309
    Scales Corp., Ltd.                                       41,013     105,049
    Skellerup Holdings, Ltd.                                 84,592     106,770
    SKY Network Television, Ltd.                            162,877     404,827
    SKYCITY Entertainment Group, Ltd.                       283,759     861,146
    Spark New Zealand, Ltd.                                 246,760     695,027
    Steel & Tube Holdings, Ltd.                              62,620     103,910
    Summerset Group Holdings, Ltd.                          124,781     454,544
*   Synlait Milk, Ltd.                                       11,114      37,050
    Tilt Renewables, Ltd.                                     8,621      13,990
    Tourism Holdings, Ltd.                                   83,056     267,139
*   Tower, Ltd.                                              64,178      45,305
    Trade Me Group, Ltd.                                    189,968     781,067
    Trustpower, Ltd.                                          8,621      37,561

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NEW ZEALAND -- (Continued)
    Vector, Ltd.                                             33,846 $    86,492
    Warehouse Group, Ltd. (The)                              50,707      82,262
*   Xero, Ltd.                                                8,400     166,431
    Z Energy, Ltd.                                           25,240     146,742
                                                                    -----------
TOTAL NEW ZEALAND                                                    12,776,738
                                                                    -----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                          222,851     154,571
#   AF Gruppen ASA                                            2,703      51,433
*   Akastor ASA                                             111,833     229,094
    Aker ASA Class A                                         14,329     542,610
    Aker BP ASA                                              29,337     554,174
#*  Aker Solutions ASA                                       86,645     433,347
#   American Shipping Co. ASA                                30,660      96,517
*   Archer, Ltd.                                             16,523      24,359
    Atea ASA                                                 46,433     569,335
    Austevoll Seafood ASA                                    71,323     633,548
#*  Avance Gas Holding, Ltd.                                 36,194     110,651
#*  Axactor AB                                              264,607      85,981
    Bakkafrost P/F                                           14,734     578,534
    Bonheur ASA                                              15,871     163,751
    Borregaard ASA                                           30,394     380,147
    BW LPG, Ltd.                                             52,043     234,667
*   BW Offshore, Ltd.                                        70,604     217,602
    DNB ASA                                                  46,929     921,896
#*  DNO ASA                                                  82,820      96,599
#*  DOF ASA                                                 272,524      32,278
    Ekornes ASA                                              10,311     149,567
    Entra ASA                                                 9,648     128,237
#*  Fred Olsen Energy ASA                                    31,264      45,704
#   Frontline, Ltd.                                          49,954     289,628
    Gjensidige Forsikring ASA                                10,181     176,206
#   Golar LNG, Ltd.                                           3,400      80,954
    Grieg Seafood ASA                                        30,694     251,980
#*  Hexagon Composites ASA                                   31,640     112,184
#   Hoegh LNG Holdings, Ltd.                                 10,793     121,037
*   Kongsberg Automotive ASA                                310,793     329,292
    Kongsberg Gruppen ASA                                     4,995      84,941
*   Kvaerner ASA                                            180,852     263,969
    Leroy Seafood Group ASA                                  48,910     283,889
#   Marine Harvest ASA                                       26,487     493,818
#*  NEL ASA                                                 201,474      66,452
#*  Nordic Semiconductor ASA                                 40,223     198,659
    Norsk Hydro ASA                                          95,508     616,270
#*  Norwegian Air Shuttle ASA                                 5,505     135,163
*   Norwegian Finans Holding ASA                             11,175     120,053
    Ocean Yield ASA                                          25,862     220,931
*   Odfjell Drilling, Ltd.                                   47,026     127,386
    Odfjell SE Class A                                        5,645      21,268
    Olav Thon Eiendomsselskap ASA                             4,655      99,616
    Opera Software ASA                                       32,075     132,695
    Orkla ASA                                                19,888     204,867
#*  Petroleum Geo-Services ASA                              244,109     535,383

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
*   Prosafe SE                                                3,434 $    13,282
#   Protector Forsikring ASA                                 33,236     325,280
*   Q-Free ASA                                                3,734       4,219
#*  REC Silicon ASA                                       1,496,873     183,733
    Salmar ASA                                               11,015     286,372
    Scatec Solar ASA                                         21,401     125,558
#   Schibsted ASA Class A                                     1,854      47,297
    Schibsted ASA Class B                                     3,368      78,787
#*  Seadrill, Ltd.                                          199,067      73,396
    Selvaag Bolig ASA                                         3,666      17,015
#*  Sevan Marine ASA                                         11,522      19,133
    Skandiabanken ASA                                         1,834      20,643
*   Solstad Farstad ASA                                      10,176      12,148
#*  Songa Offshore                                           31,100     139,433
    SpareBank 1 SMN                                           9,022      91,108
    SpareBank 1 SR-Bank ASA                                  80,770     806,160
    Statoil ASA                                             108,270   2,034,834
    Statoil ASA Sponsored ADR                                 7,346     137,811
    Stolt-Nielsen, Ltd.                                      18,611     284,433
    Storebrand ASA                                          180,962   1,509,446
    Subsea 7 SA                                             103,439   1,532,746
    Telenor ASA                                               9,437     188,396
    TGS NOPEC Geophysical Co. ASA                            40,193     849,384
    Tomra Systems ASA                                        35,644     506,619
    Treasure ASA                                             54,160     112,119
    Veidekke ASA                                             20,561     271,795
*   Wallenius Wilhelmsen Logistics                           32,962     206,054
    Wilh Wilhelmsen Holding ASA Class A                       8,431     265,056
#   XXL ASA                                                   5,167      50,327
    Yara International ASA                                   12,796     508,592
                                                                    -----------
TOTAL NORWAY                                                         22,102,419
                                                                    -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                            51,633     234,493
#*  Banco Comercial Portugues SA Class R                  4,364,130   1,243,952
    CTT-Correios de Portugal SA                              38,692     252,312
    EDP Renovaveis SA                                       112,147     896,261
    Galp Energia SGPS SA                                     78,751   1,261,632
    Jeronimo Martins SGPS SA                                 12,685     249,493
    Mota-Engil SGPS SA                                       83,856     235,888
    Navigator Co. SA (The)                                  192,471     829,586
    NOS SGPS SA                                              91,626     583,105
#   REN - Redes Energeticas Nacionais SGPS SA                57,026     184,792
    Semapa-Sociedade de Investimento e Gestao                19,085     370,940
    Sonae Capital SGPS SA                                    82,383      78,665
    Sonae SGPS SA                                           757,556     870,555
    Teixeira Duarte SA                                       31,098      12,206
                                                                    -----------
TOTAL PORTUGAL                                                        7,303,880
                                                                    -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                            40,000       6,764
    Accordia Golf Trust                                     457,700     238,016

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Amara Holdings, Ltd.                                      90,000 $   33,852
    Ascendas India Trust                                     201,700    171,091
*   Banyan Tree Holdings, Ltd.                               139,800     56,717
    Bonvests Holdings, Ltd.                                   30,000     28,872
*   Boustead Projects, Ltd.                                   26,174     18,015
    Boustead Singapore, Ltd.                                 160,432    112,336
    Breadtalk Group, Ltd.                                     64,000     82,654
    Bukit Sembawang Estates, Ltd.                             62,900    315,930
    Bund Center Investment, Ltd.                              22,000     12,753
    CapitaLand, Ltd.                                         254,901    693,416
    Centurion Corp., Ltd.                                    167,400     63,627
    China Aviation Oil Singapore Corp., Ltd.                  82,100     99,341
    Chip Eng Seng Corp., Ltd.                                277,800    148,509
    CITIC Envirotech, Ltd.                                    49,400     27,386
    City Developments, Ltd.                                   63,600    527,922
#   Civmec, Ltd.                                             140,800     63,366
    ComfortDelGro Corp., Ltd.                                217,600    370,750
*   COSCO Shipping International Singapore Co., Ltd.         674,200    151,565
    CSE Global, Ltd.                                         336,000    102,839
#   CWT, Ltd.                                                163,000    248,853
    Dairy Farm International Holdings, Ltd.                    7,300     58,857
    DBS Group Holdings, Ltd.                                  96,315  1,536,573
    Del Monte Pacific, Ltd.                                  222,059     50,746
    Delfi, Ltd.                                               22,300     32,982
*   Dyna-Mac Holdings, Ltd.                                  230,000     23,396
    Elec & Eltek International Co., Ltd.                      14,000     23,237
#*  Ezion Holdings, Ltd.                                   1,544,544    273,531
#*  Ezra Holdings, Ltd.                                    1,882,853     11,532
*   Falcon Energy Group, Ltd.                                203,000      8,085
    Far East Orchard, Ltd.                                   109,684    125,223
    First Resources, Ltd.                                    153,800    212,088
    Food Empire Holdings, Ltd.                               115,500     56,164
    Fragrance Group, Ltd.                                    222,000     26,887
    Frasers Centrepoint, Ltd.                                203,900    289,647
    Frencken Group, Ltd.                                     210,000     77,314
    Fu Yu Corp., Ltd.                                        274,500     40,485
*   Gallant Venture, Ltd.                                    254,500     25,947
    Genting Singapore P.L.C.                                 132,500    113,843
    Geo Energy Resources, Ltd.                               256,300     48,199
    GL, Ltd.                                                 181,400     98,375
    Golden Agri-Resources, Ltd.                            4,808,400  1,400,115
*   Golden Energy & Resources, Ltd.                           70,900     19,838
    Great Eastern Holdings, Ltd.                               3,000     55,321
#   GuocoLand, Ltd.                                          139,933    196,631
*   Halcyon Agri Corp., Ltd.                                 145,408     59,080
#   Hanwell Holdings, Ltd.                                   237,300     57,753
    Haw Par Corp., Ltd.                                       44,300    343,420
    Hi-P International, Ltd.                                 148,500    111,727
    Hiap Hoe, Ltd.                                            39,000     21,314
    Ho Bee Land, Ltd.                                        148,100    264,258
    Hong Fok Corp., Ltd.                                     229,480    132,801
    Hong Leong Asia, Ltd.                                     49,000     39,191
    Hotel Grand Central, Ltd.                                  6,335      6,312

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Hour Glass, Ltd. (The)                                   108,000 $   53,661
    Hutchison Port Holdings Trust                          2,517,000  1,194,827
    Hwa Hong Corp., Ltd.                                      21,000      4,971
    Hyflux, Ltd.                                             343,500    121,579
    Indofood Agri Resources, Ltd.                            619,900    226,442
    Japfa, Ltd.                                              206,100     88,132
    Jardine Cycle & Carriage, Ltd.                             6,644    197,838
    k1 Ventures, Ltd.                                        113,100     60,533
    Keppel Corp., Ltd.                                       224,600  1,062,175
    Keppel Infrastructure Trust                              535,062    217,119
    Keppel Telecommunications & Transportation, Ltd.          37,500     43,307
    Koh Brothers Group, Ltd.                                 175,000     37,383
#*  KrisEnergy, Ltd.                                         137,300     14,681
    KSH Holdings, Ltd.                                        70,125     42,179
    Lian Beng Group, Ltd.                                    252,000    112,508
    Low Keng Huat Singapore, Ltd.                             78,000     36,683
#   M1, Ltd.                                                 131,700    175,408
    Mandarin Oriental International, Ltd.                     61,000    123,321
    Metro Holdings, Ltd.                                     393,700    338,199
*   Midas Holdings, Ltd.                                     877,700    132,582
*   Nam Cheong, Ltd.                                         600,000      8,855
    Nera Telecommunications, Ltd.                             43,000     12,058
#*  Noble Group, Ltd.                                        825,090    227,803
    NSL, Ltd.                                                 11,500     12,126
    Olam International, Ltd.                                 222,100    319,544
    OUE, Ltd.                                                253,600    374,190
    Oversea-Chinese Banking Corp., Ltd.                      125,487  1,050,998
    Overseas Education, Ltd.                                  31,900      8,935
    Oxley Holdings, Ltd.                                     118,000     50,462
*   Pacc Offshore Services Holdings, Ltd.                     77,200     16,206
    Pan-United Corp., Ltd.                                    58,750     24,290
*   Penguin International, Ltd.                              101,800     19,587
    Perennial Real Estate Holdings, Ltd.                      21,100     13,684
#   Q&M Dental Group Singapore, Ltd.                         111,700     52,733
    QAF, Ltd.                                                 97,253     93,639
*   Raffles Education Corp., Ltd.                            497,420     71,066
    Raffles Medical Group, Ltd.                              259,449    246,153
    RHT Health Trust                                         492,300    323,201
    Riverstone Holdings, Ltd.                                 55,600     43,282
    Rotary Engineering, Ltd.                                 130,000     34,499
*   Rowsley, Ltd.                                            711,600     62,403
    SATS, Ltd.                                               117,380    418,211
    SembCorp Industries, Ltd.                                579,400  1,379,877
#   SembCorp Marine, Ltd.                                    179,700    223,315
    Sheng Siong Group, Ltd.                                  248,200    173,064
    SHS Holdings, Ltd.                                       141,000     22,913
    SIA Engineering Co., Ltd.                                 10,100     27,116
#   SIIC Environment Holdings, Ltd.                          616,960    220,810
    Sinarmas Land, Ltd.                                      694,700    217,646
    Sing Investments & Finance, Ltd.                          13,500     15,084
    Singapore Airlines, Ltd.                                 193,600  1,483,674
    Singapore Exchange, Ltd.                                  44,400    247,810
#   Singapore Post, Ltd.                                     379,400    367,955

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    Singapore Press Holdings, Ltd.                           77,300 $   165,960
    Singapore Technologies Engineering, Ltd.                 65,800     182,966
    Singapore Telecommunications, Ltd.                      144,400     422,692
#*  Sino Grandness Food Industry Group, Ltd.                672,726     109,059
    Stamford Land Corp., Ltd.                               217,000      83,323
#   StarHub, Ltd.                                           124,600     250,958
    Sunningdale Tech, Ltd.                                  103,800     154,624
*   SunVic Chemical Holdings, Ltd.                          184,600      12,093
#*  Swiber Holdings, Ltd.                                   189,500       2,853
*   Tat Hong Holdings, Ltd.                                 286,400      78,117
    Tiong Woon Corp. Holding, Ltd.                           68,000      12,281
    Tuan Sing Holdings, Ltd.                                183,531      45,277
    UMS Holdings, Ltd.                                      207,250     162,007
    United Engineers, Ltd.                                  362,800     700,847
#   United Industrial Corp., Ltd.                           146,784     347,603
    United Overseas Bank, Ltd.                               73,211   1,295,512
    UOB-Kay Hian Holdings, Ltd.                             112,387     114,427
    UOL Group, Ltd.                                         213,687   1,243,323
    UPP Holdings, Ltd.                                      134,000      25,695
    Valuetronics Holdings, Ltd.                             124,300      74,268
    Venture Corp., Ltd.                                      85,000     825,748
    Vibrant Group, Ltd.                                     164,196      46,702
    Wee Hur Holdings, Ltd.                                  112,000      19,848
    Wheelock Properties Singapore, Ltd.                     206,500     284,853
    Wilmar International, Ltd.                              104,300     256,761
    Wing Tai Holdings, Ltd.                                 535,168     805,359
    Yeo Hiap Seng, Ltd.                                      10,160       9,708
*   Yongnam Holdings, Ltd.                                  223,500      38,763
    Zhongmin Baihui Retail Group, Ltd.                        7,900       6,054
                                                                    -----------
TOTAL SINGAPORE                                                      29,339,844
                                                                    -----------
SPAIN -- (2.1%)
    Abertis Infraestructuras SA                              18,166     358,178
    Acciona SA                                               17,831   1,524,184
    Acerinox SA                                              52,707     676,656
    ACS Actividades de Construccion y Servicios SA           15,358     588,143
    Adveo Group International SA                             10,419      38,760
    Almirall SA                                              20,805     201,228
    Amadeus IT Group SA                                      26,130   1,608,403
#*  Amper SA                                                348,604      98,319
    Applus Services SA                                       19,854     255,715
    Atresmedia Corp. de Medios de Comunicacion SA            24,791     290,968
    Banco Bilbao Vizcaya Argentaria SA                      287,796   2,603,886
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR         63,912     580,321
    Banco de Sabadell SA                                  1,761,979   3,934,715
    Banco Santander SA                                      949,100   6,461,630
#   Banco Santander SA Sponsored ADR                        133,956     913,580
    Bankia SA                                                97,456     492,572
    Bankinter SA                                            107,876   1,049,891
*   Baron de Ley                                                844     107,314
    Bolsas y Mercados Espanoles SHMSF SA                     27,067     992,765
    CaixaBank SA                                            424,850   2,212,890
    Cellnex Telecom SA                                       15,064     338,825

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
    Cia de Distribucion Integral Logista Holdings SA           5,847 $  150,975
    Cie Automotive SA                                         18,407    455,606
    Construcciones y Auxiliar de Ferrocarriles SA              9,050    402,407
#*  Deoleo SA                                                312,391     75,600
#   Distribuidora Internacional de Alimentacion SA           185,484  1,249,331
#*  Duro Felguera SA                                          21,132     18,776
    Ebro Foods SA                                             21,785    521,472
#*  eDreams ODIGEO SA                                         37,385    130,134
    Elecnor SA                                                 6,222     85,744
    Enagas SA                                                 38,067  1,075,888
    Ence Energia y Celulosa SA                                70,958    302,398
    Endesa SA                                                 20,253    479,456
    Ercros SA                                                 85,372    310,179
    Euskaltel SA                                              44,771    457,767
    Faes Farma SA                                             89,221    282,963
    Ferrovial SA                                              17,624    380,064
    Fluidra SA                                                 9,372     82,343
    Gas Natural SDG SA                                        31,276    731,984
    Grifols SA                                                13,116    368,035
    Grupo Catalana Occidente SA                               20,580    915,524
#*  Grupo Ezentis SA                                          87,009     73,815
    Iberdrola SA                                             296,371  2,336,277
    Iberpapel Gestion SA                                       2,508     83,318
*   Indra Sistemas SA                                         33,989    525,884
    Inmobiliaria Colonial SA                                  38,119    355,553
    Laboratorios Farmaceuticos Rovi SA                         1,703     32,376
#*  Liberbank SA                                             330,659    380,867
    Mapfre SA                                                524,875  1,955,065
    Mediaset Espana Comunicacion SA                           49,694    626,333
    Melia Hotels International SA                             20,570    318,837
    Miquel y Costas & Miquel SA                                5,409    200,184
#   NH Hotel Group SA                                         85,418    569,078
    Obrascon Huarte Lain SA                                  100,586    422,380
    Papeles y Cartones de Europa SA                           27,730    243,282
*   Pescanova SA                                               4,776      7,797
*   Pharma Mar SA                                             46,851    212,699
#*  Promotora de Informaciones SA Class A                     12,695     48,031
    Prosegur Cia de Seguridad SA                              87,348    597,013
#*  Quabit Inmobiliaria SA(BYYTT70)                           27,873     57,519
    Quabit Inmobiliaria SA(BYVXB02)                            1,394      2,887
*   Realia Business SA                                        21,924     28,354
    Red Electrica Corp. SA                                    28,152    603,111
    Repsol SA                                                196,856  3,296,924
    Repsol SA Sponsored ADR                                   10,805    181,627
*   Sacyr SA                                                 302,186    806,352
    Saeta Yield SA                                             1,367     15,686
    Siemens Gamesa Renewable Energy SA                        83,465  1,365,585
#*  Solaria Energia y Medio Ambiente SA                       45,965     74,248
#   Talgo SA                                                  20,552    118,781
    Tecnicas Reunidas SA                                      12,705    450,533
    Telefonica SA                                             82,112    929,754
    Telefonica SA Sponsored ADR                               94,790  1,069,231
*   Tubacex SA                                                44,867    175,609

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
#*  Tubos Reunidos SA                                        77,956 $    99,073
    Vidrala SA                                                7,153     557,933
    Viscofan SA                                              12,366     735,700
*   Vocento SA                                               14,286      26,600
    Zardoya Otis SA                                          52,760     553,476
                                                                    -----------
TOTAL SPAIN                                                          53,943,361
                                                                    -----------
SWEDEN -- (2.6%)
    AAK AB                                                    7,291     538,920
    Acando AB                                                84,854     285,877
    AddLife AB                                                3,964      81,719
    AddTech AB Class B                                       13,298     259,411
    AF AB Class B                                            28,292     619,718
    Alfa Laval AB                                            12,261     273,832
    Alimak Group AB                                           1,788      30,999
*   Arise AB                                                  1,403       2,226
    Assa Abloy AB Class B                                    27,834     596,286
    Atlas Copco AB Class B                                    2,803      90,778
    Atrium Ljungberg AB Class B                               6,004     102,527
    Attendo AB                                                1,789      22,507
#   Avanza Bank Holding AB                                    7,719     318,481
#   Axfood AB                                                19,709     331,931
*   BE Group AB                                               6,863      49,706
    Beijer Alma AB                                           10,632     310,516
*   Beijer Electronics Group AB                                 728       3,995
    Beijer Ref AB                                             5,568     167,270
    Bergman & Beving AB                                      11,595     143,651
    Betsson AB                                               29,823     286,808
    Bilia AB Class A                                         44,354     428,514
    BillerudKorsnas AB                                       69,289   1,095,623
    BioGaia AB Class B                                        4,998     186,349
#*  BioInvent International AB                               51,099      15,800
    Biotage AB                                               10,917      78,702
#   Bjorn Borg AB                                             8,838      36,675
    Boliden AB                                              124,690   3,914,522
    Bonava AB                                                   977      16,981
    Bonava AB Class B                                        35,928     628,680
    Bulten AB                                                14,473     220,514
    Bure Equity AB                                           41,070     504,595
#   Byggmax Group AB                                         46,910     379,157
    Castellum AB                                             41,847     650,453
    Catena AB                                                   574       9,930
#   Cavotec SA                                                4,767      18,248
    Clas Ohlson AB Class B                                   17,247     354,557
    Cloetta AB Class B                                      100,581     359,957
*   Collector AB                                              4,511      53,723
    Com Hem Holding AB                                       44,285     646,757
    Concentric AB                                            24,609     386,127
    Concordia Maritime AB Class B                            17,237      28,177
    Dios Fastigheter AB                                      20,038     117,170
    Dometic Group AB                                         17,088     144,445
    Doro AB                                                  12,612      78,865
    Duni AB                                                  18,660     270,446

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Dustin Group AB                                           13,068 $  109,614
    Eastnine AB                                               16,972    144,992
    Elanders AB Class B                                        5,372     64,020
    Electrolux AB Series B                                    23,576    806,192
    Elekta AB Class B                                         21,378    205,759
#*  Eltel AB                                                  39,179    124,618
    Enea AB                                                    4,215     40,270
*   Essity AB Class A                                          2,124     61,428
*   Essity AB Class B                                         74,455  2,158,824
    Fabege AB                                                 19,869    392,440
*   Fastighets AB Balder Class B                               5,442    138,462
#*  Fingerprint Cards AB Class B                               9,380     43,865
    Getinge AB Class B                                        37,741    655,140
    Granges AB                                                31,852    352,086
    Gunnebo AB                                                26,444    140,788
*   Haldex AB                                                 25,076    334,711
    Hemfosa Fastigheter AB                                    22,494    275,943
    Hexagon AB Class B                                        15,086    745,418
    Hexpol AB                                                 39,391    402,888
    HIQ International AB                                      22,739    152,039
#   Hoist Finance AB                                           9,624    106,649
    Holmen AB Class B                                         36,258  1,637,612
    Hufvudstaden AB Class A                                   12,033    209,452
    Husqvarna AB Class A                                      15,332    154,657
    Husqvarna AB Class B                                     100,708  1,024,468
#   ICA Gruppen AB                                            12,335    494,252
    Indutrade AB                                              30,423    750,485
#   Intrum Justitia AB                                        22,569    734,380
    Inwido AB                                                 20,044    251,984
#   ITAB Shop Concept AB Class B                               3,909     33,747
    JM AB                                                     29,802  1,046,023
    KappAhl AB                                                48,966    278,571
    Karo Pharma AB                                            11,162     58,426
    Kindred Group P.L.C.                                      73,728    820,545
    Klovern AB Class B                                        86,110    110,002
    KNOW IT AB                                                 9,286    149,683
    Kungsleden AB                                             40,017    263,209
    Lagercrantz Group AB Class B                              21,183    239,849
    Lifco AB Class B                                           2,120     70,681
    Lindab International AB                                   53,127    558,643
    Loomis AB Class B                                         23,495    872,888
*   Lundin Petroleum AB                                        7,830    178,318
#*  Medivir AB Class B                                        28,267    234,406
#   Mekonomen AB                                              13,117    276,232
#   Millicom International Cellular SA                        19,378  1,214,255
    Modern Times Group MTG AB Class B                         17,281    600,583
*   Momentum Group AB Class B                                 11,595    119,558
    MQ Holding AB                                             24,854     97,236
#   Mycronic AB                                               32,009    333,674
    NCC AB Class B                                            24,075    626,423
*   Net Insight AB Class B                                    39,352     25,840
    NetEnt AB                                                 67,536    651,649
    New Wave Group AB Class B                                 44,203    307,940

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Nibe Industrier AB Class B                                93,288 $  889,417
    Nobia AB                                                  57,938    594,846
    Nobina AB                                                 27,171    133,927
    Nolato AB Class B                                         15,580    684,190
    Nordea Bank AB                                           180,870  2,282,196
    OEM International AB Class B                               1,100     24,120
    Opus Group AB                                            161,143    140,636
    Oriflame Holding AG                                       10,107    388,012
    Pandox AB                                                 20,743    373,114
    Peab AB                                                   94,124  1,104,853
    Platzer Fastigheter Holding AB Class B                     2,701     17,391
    Pricer AB Class B                                        115,737    139,794
    Proact IT Group AB                                         6,447    164,879
#   Probi AB                                                     706     32,344
#*  Qliro Group AB                                           115,557    237,771
#   Ratos AB Class B                                         164,384    785,288
*   RaySearch Laboratories AB                                  6,657    162,941
#   Recipharm AB Class B                                      10,803    129,775
    Rezidor Hotel Group AB                                    44,364    170,973
    Rottneros AB                                              89,739     80,569
    Saab AB Class B                                           23,465  1,088,764
    Sagax AB Class B                                          10,179    127,836
    Sandvik AB                                                60,152    947,911
#*  SAS AB                                                    92,401    220,864
    Scandi Standard AB                                        23,159    165,613
    Scandic Hotels Group AB                                   11,141    154,901
    Sectra AB Class B                                          4,383     82,788
    Securitas AB Class B                                      38,142    635,192
    Semcon AB                                                 10,453     69,218
#*  Sensys Gatso Group AB                                    103,238      8,953
    Skandinaviska Enskilda Banken AB Class A                 143,242  1,814,062
    Skanska AB Class B                                        30,904    702,244
    SKF AB Class A                                             2,752     54,825
    SKF AB Class B                                            34,665    689,007
    SkiStar AB                                                13,262    294,888
*   SSAB AB Class A(BPRBWK4)                                  19,797    100,829
*   SSAB AB Class A(B17H0S8)                                  74,966    378,761
*   SSAB AB Class B(BPRBWM6)                                 112,074    464,548
*   SSAB AB Class B(B17H3F6)                                 218,499    902,219
    Svenska Cellulosa AB SCA Class A                           2,124     21,945
    Svenska Cellulosa AB SCA Class B                          74,455    616,479
    Svenska Handelsbanken AB Class A                          79,242  1,179,446
    Svenska Handelsbanken AB Class B                           1,904     28,395
    Sweco AB Class B                                          16,886    412,413
    Swedbank AB Class A                                       52,559  1,370,600
    Swedish Match AB                                          10,042    353,211
    Swedol AB Class B                                         11,750     42,079
    Systemair AB                                               5,715     97,004
    Tele2 AB Class B                                          50,396    599,802
    Telefonaktiebolaget LM Ericsson Class A                    4,300     27,868
    Telefonaktiebolaget LM Ericsson Class B                  120,880    782,385
    Telefonaktiebolaget LM Ericsson Sponsored ADR             27,188    174,547
    Telia Co. AB                                             610,745  2,871,026

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Thule Group AB                                           22,788 $   443,473
    Transcom Worldwide AB                                     5,269      57,104
    Trelleborg AB Class B                                    38,265     901,235
    VBG Group AB Class B                                      1,442      24,294
    Victoria Park AB Class B                                 19,283      65,626
    Vitrolife AB                                              5,059     409,795
    Volvo AB Class A                                         13,728     233,046
    Volvo AB Class B                                         51,616     876,719
    Wallenstam AB Class B                                    25,578     260,409
    Wihlborgs Fastigheter AB                                 15,510     377,273
                                                                    -----------
TOTAL SWEDEN                                                         66,690,575
                                                                    -----------
SWITZERLAND -- (5.8%)
    ABB, Ltd.                                               130,956   3,067,817
    ABB, Ltd. Sponsored ADR                                  16,820     395,270
    Adecco Group AG                                          21,942   1,674,021
    Allreal Holding AG                                        9,822   1,785,921
*   Alpiq Holding AG                                          1,881     159,506
    ALSO Holding AG                                           3,670     479,929
    ams AG                                                   10,840     781,201
    APG SGA SA                                                  523     235,901
*   Arbonia AG                                               25,067     476,933
#   Aryzta AG                                                43,253   1,389,931
    Ascom Holding AG                                         24,492     485,069
    Autoneum Holding AG                                       2,195     527,456
    Bachem Holding AG Class B                                 1,478     163,656
    Baloise Holding AG                                       26,119   4,196,436
    Bank Cler AG                                              2,835     127,383
    Banque Cantonale de Geneve                                  650     107,237
    Banque Cantonale Vaudoise                                 1,980   1,432,525
    Barry Callebaut AG                                          904   1,289,224
    Belimo Holding AG                                           158     655,122
    Bell Food Group AG                                          730     335,931
    Bellevue Group AG                                         8,162     163,282
#   Berner Kantonalbank AG                                    1,882     356,459
    BFW Liegenschaften AG                                       784      37,167
    BKW AG                                                    4,206     239,664
    Bobst Group SA                                            6,272     698,297
    Bossard Holding AG Class A                                2,917     630,803
    Bucher Industries AG                                      4,937   1,646,232
#   Burckhardt Compression Holding AG                         1,803     535,524
    Burkhalter Holding AG                                     1,259     178,374
    Calida Holding AG                                         3,845     154,630
    Carlo Gavazzi Holding AG                                    219      79,938
    Cembra Money Bank AG                                     12,760   1,144,639
    Cham Paper Holding AG                                        17       6,960
    Chocoladefabriken Lindt & Spruengli AG                        3     204,458
*   Cicor Technologies, Ltd.                                  1,080      56,738
    Cie Financiere Richemont SA                              23,937   2,034,887
    Cie Financiere Tradition SA                               1,089     100,065
    Clariant AG                                             182,599   4,243,146
    Coltene Holding AG                                        2,325     240,505
    Conzzeta AG                                                 791     827,776

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
#   Credit Suisse Group AG                                   147,392 $2,265,663
    Credit Suisse Group AG Sponsored ADR                      16,869    258,933
#   Daetwyler Holding AG                                       3,427    560,113
    DKSH Holding AG                                           13,438  1,057,478
    dormakaba Holding AG                                       1,362  1,214,007
#*  Dottikon Es Holding AG                                        27     24,563
*   Dufry AG                                                  18,446  2,938,550
    Edmond de Rothschild Suisse SA                                 1     17,167
    EFG International AG                                      76,443    567,622
    Emmi AG                                                    1,664  1,172,360
    EMS-Chemie Holding AG                                        615    427,928
    Energiedienst Holding AG                                   1,258     34,347
#*  Evolva Holding SA                                        188,862     89,857
    Feintool International Holding AG                          1,191    145,451
    Flughafen Zurich AG                                       16,575  4,227,267
    Forbo Holding AG                                             675  1,024,881
    GAM Holding AG                                           123,776  1,951,453
    Geberit AG                                                 2,030    976,338
    Georg Fischer AG                                           2,629  2,990,071
    Givaudan SA                                                  592  1,177,848
    Gurit Holding AG                                             292    350,863
    Helvetia Holding AG                                        4,746  2,652,660
    Hiag Immobilien Holding AG                                 1,342    166,070
#   HOCHDORF Holding AG                                          696    208,699
    Huber & Suhner AG                                          8,096    576,979
*   Idorsia, Ltd.                                              5,856    109,616
    Implenia AG                                               10,968    811,136
    Inficon Holding AG                                           873    478,770
    Interroll Holding AG                                         407    533,644
    Intershop Holding AG                                         410    202,772
    Julius Baer Group, Ltd.                                   50,459  2,856,333
    Jungfraubahn Holding AG                                      745     87,845
    Kardex AG                                                  5,120    564,315
    Komax Holding AG                                           2,903    847,971
    Kudelski SA                                               27,224    433,449
    Kuehne + Nagel International AG                            2,059    358,562
    LafargeHolcim, Ltd.(7110753)                              30,568  1,826,474
    LafargeHolcim, Ltd.(BZ3DNX4)                              28,089  1,685,911
*   Lastminute.com NV                                          2,384     29,586
    LEM Holding SA                                               221    267,388
    Liechtensteinische Landesbank AG                           6,622    334,863
    Logitech International SA(H50430232)                      43,913  1,582,625
    Logitech International SA(B18ZRK2)                        55,543  2,015,933
    Lonza Group AG                                            14,221  3,379,970
    Luzerner Kantonalbank AG                                   1,864    838,168
    MCH Group AG                                                 200     15,883
    Metall Zug AG Class B                                        134    560,701
#*  Meyer Burger Technology AG                               265,156    416,642
    Mikron Holding AG                                          4,766     31,843
    Mobilezone Holding AG                                      9,046    130,959
    Mobimo Holding AG                                          4,559  1,301,450
    Nestle SA                                                110,012  9,286,058
    Novartis AG                                               52,784  4,496,020

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Novartis AG Sponsored ADR                                 73,269 $6,242,519
#   OC Oerlikon Corp. AG                                     151,019  2,209,553
*   Orascom Development Holding AG                             9,372     65,229
#   Orell Fuessli Holding AG                                     184     24,435
    Orior AG                                                   3,480    259,441
#   Panalpina Welttransport Holding AG                         3,313    419,450
    Partners Group Holding AG                                  1,784  1,158,116
#   Phoenix Mecano AG                                            342    198,965
    Plazza AG Class A                                            767    182,377
    PSP Swiss Property AG                                      5,001    455,038
    Rieter Holding AG                                          2,560    592,880
    Romande Energie Holding SA                                    72     97,160
*   Schaffner Holding AG                                         330    109,011
    Schindler Holding AG                                       1,534    322,594
*   Schmolz + Bickenbach AG                                  325,601    299,344
    Schweiter Technologies AG                                    656    864,015
    SFS Group AG                                               8,255    939,084
    SGS SA                                                       229    506,132
    Siegfried Holding AG                                       2,697    784,314
    Sika AG                                                      327  2,253,441
    Sonova Holding AG                                          5,419    878,914
    St Galler Kantonalbank AG                                  1,422    633,407
    Straumann Holding AG                                       2,325  1,312,969
    Sulzer AG                                                 10,154  1,139,167
    Sunrise Communications Group AG                           17,903  1,411,902
    Swatch Group AG (The)(7184725)                             4,654  1,846,523
    Swatch Group AG (The)(7184736)                             9,624    741,279
    Swiss Life Holding AG                                     10,397  3,794,412
    Swiss Prime Site AG                                        7,847    708,364
    Swiss Re AG                                               29,150  2,810,415
    Swisscom AG                                                1,621    792,283
    Swissquote Group Holding SA                                6,706    193,133
    Tamedia AG                                                   996    153,486
    Tecan Group AG                                             2,508    467,751
    Temenos Group AG                                          15,719  1,519,498
    Thurgauer Kantonalbank                                       690     71,854
    u-blox Holding AG                                          3,389    672,974
    UBS Group AG(BRJL176)                                     91,512  1,591,436
*   UBS Group AG(H42097107)                                   93,702  1,633,226
    Valiant Holding AG                                        12,048  1,420,181
    Valora Holding AG                                          2,614    867,704
#   Vaudoise Assurances Holding SA                               721    401,096
    Vetropack Holding AG                                         126    266,058
    Vifor Pharma AG                                           11,800  1,259,576
    Vontobel Holding AG                                       19,980  1,329,165
    VP Bank AG                                                   921    115,994
    VZ Holding AG                                                437    140,741
    Walliser Kantonalbank                                        741     72,986
    Walter Meier AG                                              525     24,419
#   Ypsomed Holding AG                                           784    122,414
    Zehnder Group AG                                           6,719    235,872
    Zug Estates Holding AG Class B                                94    179,961
    Zuger Kantonalbank AG                                         34    187,932

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG                               11,416 $  3,479,363
                                                                   ------------
TOTAL SWITZERLAND                                                   146,367,621
                                                                   ------------
UNITED KINGDOM -- (13.8%)
    3i Group P.L.C.                                        134,211    1,656,852
    4imprint Group P.L.C.                                    1,506       31,392
    888 Holdings P.L.C.                                    103,048      350,130
    A.G. Barr P.L.C.                                        50,466      398,874
    AA P.L.C.                                              151,438      487,998
    Aberdeen Asset Management P.L.C.                       496,086    2,156,441
    Acacia Mining P.L.C.                                   139,309      320,471
    Acal P.L.C.                                             24,274      100,501
    Admiral Group P.L.C.                                    25,512      695,966
    Aggreko P.L.C.                                         152,841    1,708,638
*   Aldermore Group P.L.C.                                  77,389      221,530
    Amec Foster Wheeler P.L.C.                             200,927    1,178,621
*   Anglo American P.L.C.                                  210,298    3,478,690
    Anglo Pacific Group P.L.C.                              59,899       92,562
    Anglo-Eastern Plantations P.L.C.                         2,526       28,165
    Antofagasta P.L.C.                                      66,688      832,802
    Arrow Global Group P.L.C.                               82,901      478,119
    Ashmore Group P.L.C.                                   145,839      692,346
    Ashtead Group P.L.C.                                    97,961    2,104,624
    Associated British Foods P.L.C.                         11,073      433,172
    AstraZeneca P.L.C.                                         956       56,981
#   AstraZeneca P.L.C. Sponsored ADR                        81,313    2,454,026
    Auto Trader Group P.L.C.                               138,767      700,837
    AVEVA Group P.L.C.                                      22,171      580,431
    Aviva P.L.C.                                           411,652    2,926,031
    Avon Rubber P.L.C.                                       3,735       49,324
    B&M European Value Retail SA                           207,776      987,469
    Babcock International Group P.L.C.                     103,094    1,148,433
    BAE Systems P.L.C.                                     200,216    1,588,479
    Balfour Beatty P.L.C.                                  310,543    1,080,983
    Barclays P.L.C.                                        257,747      691,084
    Barclays P.L.C. Sponsored ADR                          225,245    2,416,879
    Barratt Developments P.L.C.                            426,314    3,462,397
    BBA Aviation P.L.C.                                    373,754    1,478,168
    Beazley P.L.C.                                         281,428    1,901,917
    Bellway P.L.C.                                          81,492    3,431,519
    Berendsen P.L.C.                                        66,575    1,119,890
    Berkeley Group Holdings P.L.C.                          51,343    2,367,857
    BGEO Group P.L.C.                                       20,860      949,342
    BHP Billiton P.L.C.                                      3,376       61,558
    BHP Billiton P.L.C. ADR                                 83,946    3,056,474
    Bloomsbury Publishing P.L.C.                             1,815        4,304
    Bodycote P.L.C.                                        137,495    1,650,609
    Booker Group P.L.C.                                    365,456      928,060
    Bovis Homes Group P.L.C.                               128,824    1,719,827
    BP P.L.C.                                              305,632    1,795,207
    BP P.L.C. Sponsored ADR                                245,137    8,614,120
    Braemar Shipping Services P.L.C.                         9,029       35,162
    Brewin Dolphin Holdings P.L.C.                         168,581      798,996

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Britvic P.L.C.                                           125,790 $1,184,543
    BT Group P.L.C.                                           46,311    191,649
*   BTG P.L.C.                                                78,457    682,048
    Bunzl P.L.C.                                              25,249    762,359
    Burberry Group P.L.C.                                     26,801    604,563
*   Cairn Energy P.L.C.                                      532,646  1,264,546
*   Cambian Group P.L.C.                                      42,724    110,129
    Cape P.L.C.                                               79,174    273,011
    Capita P.L.C.                                             34,060    295,944
    Capital & Counties Properties P.L.C.                     123,681    470,154
*   Carclo P.L.C.                                              6,128     13,595
    Card Factory P.L.C.                                       75,378    304,530
#   Carillion P.L.C.                                         406,294    304,237
    Carnival P.L.C.                                            6,432    434,137
#   Carnival P.L.C. ADR                                        4,899    329,605
    Castings P.L.C.                                            9,986     60,964
    Centamin P.L.C.                                          825,658  1,810,975
    Centaur Media P.L.C.                                       3,412      2,433
    Centrica P.L.C.                                          369,046    966,779
    Chemring Group P.L.C.                                    206,659    488,260
    Chesnara P.L.C.                                           51,271    258,140
    Cineworld Group P.L.C.                                   128,511  1,168,435
*   Circassia Pharmaceuticals P.L.C.                          26,440     30,905
    Clarkson P.L.C.                                            8,016    282,933
    Close Brothers Group P.L.C.                               89,340  1,816,546
    CLS Holdings P.L.C.                                       41,453    116,424
    Cobham P.L.C.                                            882,556  1,545,951
    Coca-Cola HBC AG                                          38,901  1,176,097
    Communisis P.L.C.                                        116,749     73,330
    Computacenter P.L.C.                                      58,419    681,743
    Connect Group P.L.C.                                      51,329     75,178
    Consort Medical P.L.C.                                    17,497    245,882
    Costain Group P.L.C.                                      51,569    318,822
    Countrywide P.L.C.                                        32,915     66,881
    Cranswick P.L.C.                                          27,167  1,040,130
    Crest Nicholson Holdings P.L.C.                          174,704  1,240,455
    Croda International P.L.C.                                20,689  1,009,542
    Daejan Holdings P.L.C.                                     1,943    167,132
    Daily Mail & General Trust P.L.C.                         92,207    775,497
#   Dairy Crest Group P.L.C.                                 103,539    810,399
    DCC P.L.C.                                                17,872  1,571,171
    De La Rue P.L.C.                                          33,691    296,582
    Debenhams P.L.C.                                       1,151,498    653,321
    Dechra Pharmaceuticals P.L.C.                             34,328    803,190
    Devro P.L.C.                                              92,522    263,566
    DFS Furniture P.L.C.                                      17,248     48,280
    Diageo P.L.C.                                             19,906    642,903
    Diageo P.L.C. Sponsored ADR                               15,627  2,040,417
*   Dialight P.L.C.                                            4,498     53,675
    Dignity P.L.C.                                            15,901    534,664
    Diploma P.L.C.                                            62,660    891,675
    Direct Line Insurance Group P.L.C.                       364,775  1,802,757
    Dixons Carphone P.L.C.                                   164,176    583,111

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Domino's Pizza Group P.L.C.                              165,234 $  580,687
    Drax Group P.L.C.                                        308,423  1,295,922
    DS Smith P.L.C.                                          348,902  2,222,553
    Dunelm Group P.L.C.                                       30,786    244,632
    easyJet P.L.C.                                            54,733    892,715
*   EI Group P.L.C.                                          513,543    964,467
    Electrocomponents P.L.C.                                 293,057  2,398,528
    Elementis P.L.C.                                         282,820  1,105,493
*   EnQuest P.L.C.                                         1,009,472    448,116
    Entertainment One, Ltd.                                  102,318    321,718
    Equiniti Group P.L.C.                                      7,380     25,592
#   Essentra P.L.C.                                          192,719  1,359,998
    esure Group P.L.C.                                       167,536    654,441
    Euromoney Institutional Investor P.L.C.                   12,419    181,532
*   Evraz P.L.C.                                             128,908    405,128
    Experian P.L.C.                                           52,061  1,034,257
    FDM Group Holdings P.L.C.                                  3,156     38,255
    Fenner P.L.C.                                            120,766    548,741
    Ferrexpo P.L.C.                                          157,681    495,305
    Fidessa Group P.L.C.                                      16,252    484,982
*   Findel P.L.C.                                             17,993     43,003
*   Firstgroup P.L.C.                                      1,272,532  1,940,601
*   Flybe Group P.L.C.                                        63,418     31,358
    Foxtons Group P.L.C.                                      49,451     58,583
    Fresnillo P.L.C.                                             219      4,444
    Fuller Smith & Turner P.L.C. Class A                       7,612    102,191
    G4S P.L.C.                                               199,201    864,673
    Galliford Try P.L.C.                                      61,931  1,107,429
    Games Workshop Group P.L.C.                                9,547    201,957
*   Gem Diamonds, Ltd.                                       113,921    123,692
    Genus P.L.C.                                              26,610    605,426
    GKN P.L.C.                                               225,405    956,248
    Glencore P.L.C.                                          678,513  2,993,190
    Go-Ahead Group P.L.C.                                     16,219    384,349
*   Gocompare.Com Group P.L.C.                                64,370     96,051
    Grafton Group P.L.C.                                     105,859  1,072,130
    Grainger P.L.C.                                          117,078    406,234
    Greencore Group P.L.C.                                   305,622    902,082
    Greene King P.L.C.                                       181,206  1,636,958
    Greggs P.L.C.                                             61,621    894,286
    Gulf Marine Services P.L.C.                               12,484     10,191
    GVC Holdings P.L.C.                                      106,678  1,081,927
    Halfords Group P.L.C.                                    143,710    632,241
    Halma P.L.C.                                             134,243  1,945,794
    Hargreaves Lansdown P.L.C.                                31,344    570,322
    Hastings Group Holdings P.L.C.                            31,836    128,830
    Hays P.L.C.                                              477,180  1,049,377
    Headlam Group P.L.C.                                      28,133    218,256
    Helical P.L.C.                                            89,170    406,830
    Henry Boot P.L.C.                                         18,856     75,165
#   Hikma Pharmaceuticals P.L.C.                              27,436    510,712
    Hill & Smith Holdings P.L.C.                              46,469    821,316
    Hilton Food Group P.L.C.                                   6,128     54,667

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
    Hiscox, Ltd.                                            166,082 $ 2,845,410
    Hochschild Mining P.L.C.                                153,387     640,887
    Hogg Robinson Group P.L.C.                               16,257      15,751
    HomeServe P.L.C.                                        142,923   1,366,157
    Howden Joinery Group P.L.C.                             218,842   1,227,454
    HSBC Holdings P.L.C.                                    158,693   1,589,296
#   HSBC Holdings P.L.C. Sponsored ADR                      231,447  11,593,180
*   Hunting P.L.C.                                          127,774     790,790
    Huntsworth P.L.C.                                        36,761      35,760
    Ibstock P.L.C.                                          101,793     342,651
    IG Group Holdings P.L.C.                                140,213   1,177,735
*   Imagination Technologies Group P.L.C.                   119,050     226,602
    IMI P.L.C.                                               79,887   1,268,637
    Inchcape P.L.C.                                         219,130   2,322,863
    Indivior P.L.C.                                         109,403     553,822
    Informa P.L.C.                                          151,066   1,385,552
    Inmarsat P.L.C.                                         106,125   1,086,102
    InterContinental Hotels Group P.L.C.                      8,307     470,036
    InterContinental Hotels Group P.L.C. ADR                  5,053     286,831
    Intermediate Capital Group P.L.C.                       126,305   1,510,229
    International Consolidated Airlines Group SA             96,420     735,344
    International Personal Finance P.L.C.                    82,342     206,097
    Interserve P.L.C.                                        84,906     252,660
    Intertek Group P.L.C.                                    23,108   1,310,809
    Investec P.L.C.                                         135,621   1,029,769
    IP Group P.L.C.(BZ3T570)                                 11,025         364
*   IP Group P.L.C.(B128J45)                                143,326     269,150
    ITE Group P.L.C.                                        147,327     351,522
    ITV P.L.C.                                              234,522     536,306
    IWG P.L.C.                                              242,144   1,049,143
    J D Wetherspoon P.L.C.                                   51,635     696,733
    J Sainsbury P.L.C.                                      949,387   3,067,432
#*  Jackpotjoy P.L.C.                                        41,822     372,255
    James Fisher & Sons P.L.C.                               27,270     564,495
    Jardine Lloyd Thompson Group P.L.C.                      42,386     663,608
    JD Sports Fashion P.L.C.                                144,120     681,239
*   Jimmy Choo P.L.C.                                        19,165      57,828
    John Laing Group P.L.C.                                  31,818     131,324
    John Menzies P.L.C.                                      47,547     439,857
    John Wood Group P.L.C.                                  158,290   1,277,489
    Johnson Matthey P.L.C.                                   22,833     846,246
    Jupiter Fund Management P.L.C.                          150,053   1,055,747
    Just Group P.L.C.                                       181,712     352,451
*   KAZ Minerals P.L.C.                                     217,989   2,064,722
    KCOM Group P.L.C.                                       252,476     305,680
    Keller Group P.L.C.                                      54,421     632,847
    Kier Group P.L.C.                                        59,391   1,009,367
    Kingfisher P.L.C.                                       221,681     860,290
    Ladbrokes Coral Group P.L.C.                            384,837     642,188
    Laird P.L.C.                                            288,221     568,709
*   Lamprell P.L.C.                                         166,629     217,676
    Lancashire Holdings, Ltd.                                93,143     893,678
    Laura Ashley Holdings P.L.C.                             45,699       6,185

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Legal & General Group P.L.C.                             457,957 $1,621,497
*   Liberty Global P.L.C. Class A                             12,962    438,893
*   Liberty Global P.L.C. Series C                            31,782  1,041,496
#*  Liberty Global P.L.C. LiLAC Class A                        1,733     44,573
*   Liberty Global P.L.C. LiLAC Class C                        4,252    108,511
    Lloyds Banking Group P.L.C.                            2,201,234  1,903,049
#   Lloyds Banking Group P.L.C. ADR                          139,093    489,607
    London Stock Exchange Group P.L.C.                        15,430    763,900
#*  Lonmin P.L.C.                                            229,955    251,052
    Lookers P.L.C.                                           212,595    307,949
    Low & Bonar P.L.C.                                        33,427     37,932
    LSL Property Services P.L.C.                              11,670     39,116
    Man Group P.L.C.                                         860,598  1,816,834
    Management Consulting Group P.L.C.                        29,849      3,019
    Marks & Spencer Group P.L.C.                             344,100  1,462,465
    Marshalls P.L.C.                                         113,060    572,286
    Marston's P.L.C.                                         666,487  1,020,407
    McBride P.L.C.                                           105,910    264,136
    McCarthy & Stone P.L.C.                                  130,823    292,714
    Mears Group P.L.C.                                        38,002    247,813
    Meggitt P.L.C.                                           227,391  1,509,253
    Melrose Industries P.L.C.                              1,702,272  5,219,199
    Merlin Entertainments P.L.C.                              83,077    514,412
    Micro Focus International P.L.C.                          32,220    948,823
    Millennium & Copthorne Hotels P.L.C.                     120,611    728,237
    Mitchells & Butlers P.L.C.                               222,917    710,632
#   Mitie Group P.L.C.                                       227,234    798,678
    MJ Gleeson P.L.C.                                          2,834     25,796
    Mondi P.L.C.                                              43,037  1,133,570
    Moneysupermarket.com Group P.L.C.                        179,022    783,816
    Morgan Advanced Materials P.L.C.                         141,589    559,066
    Morgan Sindall Group P.L.C.                               20,115    363,520
*   Mothercare P.L.C.                                         58,226     78,141
    N Brown Group P.L.C.                                      95,836    394,685
    National Express Group P.L.C.                            246,907  1,186,793
    NCC Group P.L.C.                                          54,096    138,272
    NEX Group P.L.C.                                         146,441  1,287,763
    Next P.L.C.                                                6,961    362,845
    Norcros P.L.C.                                             8,890     21,030
    Northgate P.L.C.                                         119,982    684,358
    Novae Group P.L.C.                                        28,233    262,935
#*  Ocado Group P.L.C.                                        72,934    289,741
    Old Mutual P.L.C.                                        454,998  1,180,120
    On the Beach Group P.L.C.                                 16,858    103,554
    OneSavings Bank P.L.C.                                    63,375    329,733
*   Ophir Energy P.L.C.                                      543,483    523,172
    Oxford Instruments P.L.C.                                 18,136    250,152
    Pagegroup P.L.C.                                         173,322  1,120,356
    Paragon Group of Cos. P.L.C. (The)                       166,122    948,606
    PayPoint P.L.C.                                           18,909    223,459
*   Paysafe Group P.L.C.                                     194,205  1,511,543
    Pearson P.L.C.                                            15,716    136,007
    Pearson P.L.C. Sponsored ADR                              42,859    368,587

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Pendragon P.L.C.                                         576,532 $  227,904
    Pennon Group P.L.C.                                       67,150    713,739
    Persimmon P.L.C.                                          63,695  2,104,542
*   Petra Diamonds, Ltd.                                     388,682    489,942
    Petrofac, Ltd.                                            84,960    502,009
*   Petropavlovsk P.L.C.                                     920,102     88,927
#   Pets at Home Group P.L.C.                                 86,572    185,863
    Phoenix Group Holdings                                   183,112  1,844,114
    Photo-Me International P.L.C.                            144,647    312,620
    Playtech P.L.C.                                           67,189    851,452
    Polypipe Group P.L.C.                                     98,022    519,742
    Porvair P.L.C.                                               501      3,364
*   Premier Foods P.L.C.                                     838,133    434,140
#*  Premier Oil P.L.C.                                       452,754    362,208
    Provident Financial P.L.C.                                20,263    551,618
    Prudential P.L.C.                                         55,436  1,352,666
    Prudential P.L.C. ADR                                      2,030     99,409
*   Punch Taverns P.L.C.                                       6,980     16,322
    PZ Cussons P.L.C.                                        116,196    556,632
    QinetiQ Group P.L.C.                                     293,228    932,665
    Randgold Resources, Ltd.                                  10,503    977,662
    Rank Group P.L.C.                                         79,998    247,057
    Rathbone Brothers P.L.C.                                  21,496    757,708
*   Raven Russia, Ltd.                                        26,852     17,197
*   REA Holdings P.L.C.                                        1,822      7,817
    Reckitt Benckiser Group P.L.C.                             6,876    668,535
    Redrow P.L.C.                                            157,029  1,227,084
    RELX P.L.C.                                               40,625    884,865
#   RELX P.L.C. Sponsored ADR                                 34,053    752,912
    Renewi P.L.C.                                            333,888    405,012
    Renishaw P.L.C.                                           12,802    703,676
*   Renold P.L.C.                                             12,120      8,550
    Rentokil Initial P.L.C.                                  549,881  2,107,426
    Restaurant Group P.L.C. (The)                            110,647    488,121
    Ricardo P.L.C.                                            20,450    208,306
    Rightmove P.L.C.                                          27,272  1,512,877
    Rio Tinto P.L.C.                                           5,471    256,409
#   Rio Tinto P.L.C. Sponsored ADR                            62,149  2,944,620
    RM P.L.C.                                                  8,611     19,655
    Robert Walters P.L.C.                                     25,377    158,665
    Rolls-Royce Holdings P.L.C.                              125,627  1,471,962
    Rotork P.L.C.                                            280,629    857,226
*   Royal Bank of Scotland Group P.L.C.                      179,218    587,578
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR         20,418    135,576
    Royal Dutch Shell P.L.C. Class A                          65,366  1,846,040
    Royal Dutch Shell P.L.C. Class B                           6,539    186,281
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A          155,197  8,773,275
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B          100,626  5,822,220
    Royal Mail P.L.C.                                        253,139  1,346,035
    RPC Group P.L.C.                                         164,616  1,946,390
    RPS Group P.L.C.                                         165,461    595,208
    RSA Insurance Group P.L.C.                               138,238  1,190,201
    Saga P.L.C.                                              378,274  1,041,764

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Sage Group P.L.C. (The)                                  118,808 $1,056,556
    Sanne Group P.L.C.                                        20,705    188,754
    Savills P.L.C.                                            77,833    938,605
    Schroders P.L.C.(0239581)                                  4,732    153,675
    Schroders P.L.C.(0240549)                                  7,255    329,681
    SDL P.L.C.                                                44,319    376,090
    Senior P.L.C.                                            319,275  1,047,409
*   Serco Group P.L.C.                                        31,940     46,762
    Severfield P.L.C.                                         65,902     64,467
    Severn Trent P.L.C.                                       17,651    521,894
    Shire P.L.C.                                               8,763    489,873
    Shire P.L.C. ADR                                           3,402    569,971
    SIG P.L.C.                                               585,916  1,279,803
    Sky P.L.C.                                                61,716    786,518
    Smith & Nephew P.L.C.                                     40,935    712,267
    Smith & Nephew P.L.C. Sponsored ADR                       23,126    815,191
    Smiths Group P.L.C.                                       55,681  1,127,811
    Soco International P.L.C.                                152,615    244,014
    Softcat P.L.C.                                             4,796     25,238
    Spectris P.L.C.                                           50,464  1,637,933
    Speedy Hire P.L.C.                                       241,247    173,445
    Spirax-Sarco Engineering P.L.C.                           21,792  1,599,391
    Spire Healthcare Group P.L.C.                             58,921    268,016
    Spirent Communications P.L.C.                            321,554    502,109
*   Sportech P.L.C.                                            2,757      3,602
*   Sports Direct International P.L.C.                       126,797    634,387
    SSE P.L.C.                                                81,380  1,480,985
    SSP Group P.L.C.                                          98,707    663,509
    St James's Place P.L.C.                                   62,285  1,000,444
    St. Ives P.L.C.                                           23,231     16,854
    St. Modwen Properties P.L.C.                             177,496    839,162
    Stagecoach Group P.L.C.                                  147,789    351,528
*   Standard Chartered P.L.C.                                332,389  3,715,533
    Standard Life P.L.C.                                     116,297    669,416
    Sthree P.L.C.                                             54,551    228,907
    Stobart Group, Ltd.                                       76,786    278,940
    Stock Spirits Group P.L.C.                                23,371     50,272
    SuperGroup P.L.C.                                         25,141    497,143
    Synthomer P.L.C.                                         166,018  1,072,940
#   TalkTalk Telecom Group P.L.C.                            176,147    417,785
    Tate & Lyle P.L.C.                                       200,729  1,779,896
    Taylor Wimpey P.L.C.                                     790,495  1,985,407
    Ted Baker P.L.C.                                          10,883    361,159
    Telecom Plus P.L.C.                                       40,680    614,735
*   Tesco P.L.C.                                             449,902  1,034,106
    Thomas Cook Group P.L.C.                                 850,887  1,232,767
    Topps Tiles P.L.C.                                        57,768     63,113
    TP ICAP P.L.C.                                           212,224  1,361,794
    Travis Perkins P.L.C.                                     59,112  1,183,916
    Trifast P.L.C.                                            26,856     78,519
    Trinity Mirror P.L.C.                                    269,168    371,237
    TT Electronics P.L.C.                                     79,220    222,251
    TUI AG(5666292)                                           86,705  1,367,155

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    TUI AG(B11LJN4)                                       44,549 $      700,207
#*  Tullow Oil P.L.C.                                  1,204,555      2,679,111
    U & I Group P.L.C.                                    80,950        200,885
    UBM P.L.C.                                           165,131      1,576,737
    UDG Healthcare P.L.C.                                104,413      1,165,732
    Ultra Electronics Holdings P.L.C.                     43,007      1,188,649
    United Utilities Group P.L.C.                         36,035        427,033
*   Vectura Group P.L.C.                                 375,196        564,363
    Vedanta Resources P.L.C.                              40,013        406,399
    Vesuvius P.L.C.                                      228,503      1,637,759
    Victrex P.L.C.                                        43,643      1,135,828
    Virgin Money Holdings UK P.L.C.                      173,041        651,082
    Vitec Group P.L.C. (The)                               9,883        131,441
    Vodafone Group P.L.C.                                935,888      2,743,418
    Vodafone Group P.L.C. Sponsored ADR                  142,624      4,233,086
*   Volex P.L.C.                                           2,165          1,743
    Weir Group P.L.C. (The)                               44,887      1,086,469
    WH Smith P.L.C.                                       41,625        967,003
    Whitbread P.L.C.                                      15,605        792,421
    William Hill P.L.C.                                  467,270      1,544,401
    Wincanton P.L.C.                                      30,932        104,959
*   Wizz Air Holdings P.L.C.                               3,856        132,348
    WM Morrison Supermarkets P.L.C.                    1,327,157      4,209,211
    Wolseley P.L.C.                                       14,580        870,541
    Worldpay Group P.L.C.                                 87,288        425,949
    WPP P.L.C.                                             6,645        135,517
    WPP P.L.C. Sponsored ADR                              10,444      1,064,870
    Xaar P.L.C.                                           27,006        150,587
    XP Power, Ltd.                                         3,483        121,087
    ZPG P.L.C.                                            31,241        150,502
                                                                 --------------
TOTAL UNITED KINGDOM                                                350,123,147
                                                                 --------------
UNITED STATES -- (0.1%)
*   BioTelemetry, Inc.                                       476         16,283
*   Janus Henderson Group P.L.C.                          38,340      1,266,282
                                                                 --------------
TOTAL UNITED STATES                                                   1,282,565
                                                                 --------------
TOTAL COMMON STOCKS                                               2,359,222,847
                                                                 --------------
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                            6,663        530,952
*   Biotest AG                                            12,291        334,221
    Draegerwerk AG & Co. KGaA                              5,906        635,420
    Fuchs Petrolub SE                                     12,294        729,838
    Henkel AG & Co. KGaA                                   2,922        413,895
    Jungheinrich AG                                       18,826        747,053
    Porsche Automobil Holding SE                          20,578      1,177,743
#   Sartorius AG                                           5,992        566,333
    Schaeffler AG                                          2,972         41,437
    Sixt SE                                               11,719        665,605
    STO SE & Co. KGaA                                        655         92,500

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
      Villeroy & Boch AG                                   7,436 $      158,761
#     Volkswagen AG                                       25,998      3,998,205
                                                                 --------------
TOTAL GERMANY                                                        10,091,963
                                                                 --------------
TOTAL PREFERRED STOCKS                                               10,091,963
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Link Administration Holdings, Ltd. Rights
        07/17/17                                          22,956             --
                                                                 --------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                         1,270             --
                                                                 --------------
CANADA -- (0.0%)
*     QLT, Inc. Warrants 11/23/17                          3,731             --
*     QLT, Inc. Warrants 11/23/17 Class A                  3,731             --
                                                                 --------------
TOTAL CANADA                                                                 --
                                                                 --------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                     105,117             --
                                                                 --------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Rights 06/21/18              808            110
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                           324,900            665
                                                                 --------------
TOTAL HONG KONG                                                             775
                                                                 --------------
JAPAN -- (0.0%)
*     AD Works Co., Ltd. Rights 09/12/2017                13,900          1,009
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                     1,784
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,369,316,594
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund                  14,579,038    168,708,622
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,085,811,450)^^            $2,538,025,216
                                                                 ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $  3,363,940 $  146,041,718   --    $  149,405,658
   Austria                             --     20,084,300   --        20,084,300
   Belgium                        775,602     41,848,192   --        42,623,794
   Canada                     207,303,013         23,948   --       207,326,961
   China                               --        202,541   --           202,541
   Denmark                             --     50,078,113   --        50,078,113
   Finland                             --     50,288,407   --        50,288,407
   France                       1,108,622    155,385,097   --       156,493,719
   Germany                      5,803,831    149,321,021   --       155,124,852
   Hong Kong                      401,077     74,064,676   --        74,465,753
   Ireland                      4,429,207      8,032,574   --        12,461,781
   Israel                       1,467,559     17,540,225   --        19,007,784
   Italy                          567,724     78,252,096   --        78,819,820
   Japan                        8,917,834    577,071,091   --       585,988,925
   Netherlands                  6,830,313     60,089,976   --        66,920,289
   New Zealand                      7,526     12,769,212   --        12,776,738
   Norway                         292,161     21,810,258   --        22,102,419
   Portugal                            --      7,303,880   --         7,303,880
   Singapore                           --     29,339,844   --        29,339,844
   Spain                        2,752,556     51,190,805   --        53,943,361
   Sweden                       2,514,357     64,176,218   --        66,690,575
   Switzerland                 10,222,189    136,145,432   --       146,367,621
   United Kingdom              58,494,329    291,628,818   --       350,123,147
   United States                   16,283      1,266,282   --         1,282,565
Preferred Stocks
   Germany                             --     10,091,963   --        10,091,963
Rights/Warrants
   Hong Kong                           --            775   --               775
   Japan                               --          1,009   --             1,009
Securities Lending
  Collateral                           --    168,708,622   --       168,708,622
                             ------------ --------------   --    --------------
TOTAL                        $315,268,123 $2,222,757,093   --    $2,538,025,216
                             ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company                                $136,703,807
Investment in Dimensional Emerging Markets Value Fund                54,183,504
Investment in DFA International Small Cap Value          1,020,993
  Portfolio of  DFA Investment Dimensions Group Inc.                 23,023,390
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $180,566,629)^^                                            213,910,701
                                                                   ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies       $213,910,701   --      --    $213,910,701
                                      ------------   --      --    ------------
TOTAL                                 $213,910,701   --      --    $213,910,701
                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (96.8%)

AUSTRALIA -- (4.0%)
    Adairs, Ltd.                                                11,388 $ 10,952
    Ainsworth Game Technology, Ltd.                             27,497   53,172
*   Alkane Resources, Ltd.                                      43,162   11,762
    Ansell, Ltd.                                                20,181  354,584
    AP Eagers, Ltd.                                             12,977   94,323
#*  Arrium, Ltd.                                               378,352    5,675
*   Atlas Iron, Ltd.                                           458,416    7,697
    AUB Group, Ltd.                                              4,290   44,221
    Ausdrill, Ltd.                                              41,066   63,917
    Austal, Ltd.                                                55,697   80,325
*   Australian Agricultural Co., Ltd.                           65,148   86,234
    Australian Pharmaceutical Industries, Ltd.                  47,698   66,972
    Auswide Bank, Ltd.                                           2,707   11,157
    Automotive Holdings Group, Ltd.                             37,184  113,928
*   AWE, Ltd.                                                   99,671   38,343
    Bank of Queensland, Ltd.                                    59,164  570,305
*   Base Resources, Ltd.                                        23,646    4,920
    Beach Energy, Ltd.                                         273,919  149,359
*   Beadell Resources, Ltd.                                    112,616   16,788
    Bega Cheese, Ltd.                                            9,112   50,082
    Bendigo & Adelaide Bank, Ltd.                               72,753  647,128
*   Billabong International, Ltd.                               13,437    8,600
    BlueScope Steel, Ltd.                                       88,385  931,095
    Boral, Ltd.                                                149,841  830,370
    Brickworks, Ltd.                                             5,390   56,913
    Cabcharge Australia, Ltd.                                   19,549   34,104
*   Cardno, Ltd.                                                46,369   46,621
    Cash Converters International, Ltd.                         33,510    8,846
    Cedar Woods Properties, Ltd.                                 6,602   25,931
    Cleanaway Waste Management, Ltd.                           276,072  288,111
    Codan, Ltd.                                                 10,864   19,485
    CSG, Ltd.                                                   55,439   30,549
    CSR, Ltd.                                                   61,506  192,989
    Decmil Group, Ltd.                                          14,342    9,404
    Donaco International, Ltd.                                  33,958   14,431
*   Doray Minerals, Ltd.                                        22,135    3,467
    Downer EDI, Ltd.                                           110,142  560,631
    Eclipx Group, Ltd.                                          24,187   71,753
*   Ellex Medical Lasers, Ltd.                                  18,108   15,646
*   Energy Resources of Australia, Ltd.                         28,219   12,311
*   Energy World Corp., Ltd.                                    74,723   24,508
    EQT Holdings, Ltd.                                           1,803   25,241
    Estia Health, Ltd.                                          19,842   46,090
    Event Hospitality and Entertainment, Ltd.                   16,148  169,853
    Evolution Mining, Ltd.                                     154,299  275,705
    Fairfax Media, Ltd.                                        323,438  256,150
    Finbar Group, Ltd.                                          16,583   11,147
*   Fleetwood Corp., Ltd.                                       13,313   28,190
    Flight Centre Travel Group, Ltd.                             5,459  189,878
    G8 Education, Ltd.                                          26,630   80,699
    Genworth Mortgage Insurance Australia, Ltd.                 33,816   81,428

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    GrainCorp, Ltd. Class A                                     29,722 $207,521
    Greencross, Ltd.                                            13,658   63,048
#   Harvey Norman Holdings, Ltd.                                43,832  153,261
    Healthscope, Ltd.                                          106,043  176,510
    HFA Holdings, Ltd.                                          21,454   43,881
*   Hills, Ltd.                                                 49,821    7,791
    HT&E, Ltd.                                                  44,205   91,937
*   Huon Aquaculture Group, Ltd.                                 4,197   17,066
    Iluka Resources, Ltd.                                       16,292  117,616
*   Imdex, Ltd.                                                 47,634   27,814
    IMF Bentham, Ltd.                                           15,552   24,008
    Incitec Pivot, Ltd.                                        251,753  642,773
    Independence Group NL                                       59,368  143,420
    Integral Diagnostics, Ltd.                                   9,719   13,532
    IOOF Holdings, Ltd.                                         35,871  288,159
    iSelect, Ltd.                                               25,043   41,854
    IVE Group, Ltd.                                              7,241   13,030
    Japara Healthcare, Ltd.                                     31,410   51,274
*   Kingsgate Consolidated, Ltd.                                27,223    5,019
    MACA, Ltd.                                                  33,221   44,644
*   Macmahon Holdings, Ltd.                                    171,639   23,390
    Mantra Group, Ltd.                                          47,875  115,322
    MaxiTRANS Industries, Ltd.                                  10,366    5,835
*   Mayne Pharma Group, Ltd.                                   188,448  144,784
    McPherson's, Ltd.                                           19,400   22,100
*   Medusa Mining, Ltd.                                         16,023    3,795
    Melbourne IT, Ltd.                                          12,621   28,839
*   Mesoblast, Ltd.                                             17,714   24,714
*   Metals X, Ltd.                                              70,760   46,167
    Metcash, Ltd.                                              132,921  278,688
    Michael Hill International, Ltd.(BD8D249)                   12,726   12,430
    Michael Hill International, Ltd.(BD8D250)                   14,063   14,006
*   Millennium Minerals, Ltd.                                  143,329   20,773
    Mineral Resources, Ltd.                                     21,427  210,680
*   MMA Offshore, Ltd.                                          42,130    5,900
    Money3 Corp., Ltd.                                           7,843    9,001
    Myer Holdings, Ltd.                                        138,660   84,215
    MyState, Ltd.                                                7,129   28,336
    New Hope Corp., Ltd.                                        30,315   38,825
    Nine Entertainment Co. Holdings, Ltd.                       89,843  103,465
*   NRW Holdings, Ltd.                                          46,598   24,380
    Nufarm, Ltd.                                                26,917  182,214
    oOh!media, Ltd.                                             11,268   36,264
    Orica, Ltd.                                                 12,069  191,868
    Orora, Ltd.                                                153,460  338,848
    OZ Minerals, Ltd.                                           53,914  360,311
    Pacific Current Group, Ltd.                                  2,637   14,768
*   Paladin Energy, Ltd.                                       233,089    8,764
*   Panoramic Resources, Ltd.                                   69,619   14,208
    Peet, Ltd.                                                  52,346   49,857
    Pepper Group, Ltd.                                           8,621   24,060
*   Perseus Mining, Ltd.                                       188,329   47,801
    Pioneer Credit, Ltd.                                         6,528   13,576

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    PMP, Ltd.                                                   46,886 $ 27,741
    Premier Investments, Ltd.                                   12,107  132,146
    Primary Health Care, Ltd.                                   92,054  249,430
    Prime Media Group, Ltd.                                     41,520   13,461
    Programmed Maintenance Services, Ltd.                       40,720   97,115
    Qantas Airways, Ltd.                                        50,688  215,428
    Qube Holdings, Ltd.                                          6,272   13,333
    Quintis, Ltd.                                               48,109   11,546
*   Ramelius Resources, Ltd.                                    71,883   23,119
    RCG Corp., Ltd.                                             29,493   21,583
*   RCR Tomlinson, Ltd.                                         22,000   66,010
    Reject Shop, Ltd. (The)                                      2,597   10,153
    Resolute Mining, Ltd.                                       84,672   73,127
    Retail Food Group, Ltd.                                     15,756   61,081
    Ridley Corp., Ltd.                                          58,051   66,382
    Ruralco Holdings, Ltd.                                       9,807   24,321
    Sandfire Resources NL                                       14,988   69,500
*   Santos, Ltd.                                               243,160  660,732
    Select Harvests, Ltd.                                       10,291   40,356
*   Senex Energy, Ltd.                                         136,162   31,088
    Servcorp, Ltd.                                               4,930   23,602
    Service Stream, Ltd.                                        28,905   31,241
    Seven Group Holdings, Ltd.                                  19,812  189,607
    Seven West Media, Ltd.                                     174,143  112,826
    Shine Corporate, Ltd.                                       11,756    6,225
    Sigma Healthcare, Ltd.                                     103,482   79,509
    Silver Chef, Ltd.                                            2,436   16,424
*   Silver Lake Resources, Ltd.                                 59,868   21,469
    Sims Metal Management, Ltd.                                 21,422  266,094
*   Sino Gas & Energy Holdings, Ltd.                           364,745   24,790
    SMS Management & Technology, Ltd.                           10,490   15,094
    Southern Cross Media Group, Ltd.                            91,893   97,453
    SpeedCast International, Ltd.                                3,532    9,746
    Star Entertainment Grp, Ltd. (The)                         118,188  476,780
    Steadfast Group, Ltd.                                      100,361  207,906
*   Sundance Energy Australia, Ltd.                            118,688    6,274
    Sunland Group, Ltd.                                         37,093   53,096
    Super Retail Group, Ltd.                                    19,510  130,784
    Tabcorp Holdings, Ltd.                                     124,218  415,065
    Tassal Group, Ltd.                                          30,191   91,582
*   Ten Network Holdings, Ltd.                                  17,391    2,226
    Thorn Group, Ltd.                                           18,023   19,040
    Tox Free Solutions, Ltd.                                    21,565   41,237
    Treasury Wine Estates, Ltd.                                 50,634  492,961
*   Troy Resources, Ltd.                                        40,490    3,578
    Villa World, Ltd.                                           20,592   37,084
    Village Roadshow, Ltd.                                      14,192   45,637
*   Virgin Australia Holdings, Ltd.                            192,840   27,010
    Virtus Health, Ltd.                                         12,368   55,447
    Vocus Group, Ltd.                                           45,092  125,790
*   Watpac, Ltd.                                                13,941    6,583
    Webster, Ltd.                                               12,558   13,560
*   Western Areas, Ltd.                                         43,688   82,854

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
AUSTRALIA -- (Continued)
*   Westgold Resources, Ltd.                                 17,366 $    21,967
*   Whitehaven Coal, Ltd.                                    80,422     191,113
*   WorleyParsons, Ltd.                                      33,796     318,959
    WPP AUNZ, Ltd.                                           45,871      42,252
    Xenith IP Group, Ltd.                                     9,168      15,683
                                                                    -----------
TOTAL AUSTRALIA                                                      17,260,532
                                                                    -----------
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG                                      606      82,131
    Austria Technologie & Systemtechnik AG                    3,898      51,742
    BUWOG AG                                                 13,480     396,125
    EVN AG                                                    5,948      91,066
*   FACC AG                                                   3,572      43,206
    Oberbank AG                                                 337      30,850
    OMV AG                                                    3,352     189,881
    POLYTEC Holding AG                                        1,713      31,649
*   Raiffeisen Bank International AG                         27,085     798,187
    Semperit AG Holding                                         401      12,250
    Strabag SE                                                2,562     113,721
    UBM Development AG                                          377      17,336
    UNIQA Insurance Group AG                                 23,963     248,072
    Verbund AG                                               13,532     267,677
    Vienna Insurance Group AG Wiener Versicherung Gruppe      5,393     162,346
    Voestalpine AG                                           10,404     527,315
    Wienerberger AG                                          21,092     484,865
                                                                    -----------
TOTAL AUSTRIA                                                         3,548,419
                                                                    -----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV                                 3,236     585,036
    Ageas                                                    31,193   1,404,268
*   AGFA-Gevaert NV                                          28,037     130,724
    Atenor                                                      509      29,047
    Banque Nationale de Belgique                                 33     113,811
    Barco NV                                                    116      11,618
    Bekaert SA                                                4,765     230,472
    Cie d'Entreprises CFE                                       863     127,230
    Cie Immobiliere de Belgique SA                              302      18,807
    D'ieteren SA                                              4,556     215,819
    Deceuninck NV                                             9,678      39,540
    Euronav NV                                               22,107     176,371
    Exmar NV                                                  6,712      39,404
    Jensen-Group NV                                             718      34,798
*   Nyrstar NV                                               13,228      85,899
    Ontex Group NV                                           12,458     427,232
    Orange Belgium SA                                         4,684     115,530
    Picanol                                                     158      19,809
    Proximus SADP                                             1,380      48,527
    RealDolmen                                                  571      17,826
    Recticel SA                                               9,128      71,956
    Resilux                                                     145      25,752
    Roularta Media Group NV                                     879      22,751
    Sapec                                                        81       5,744

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BELGIUM -- (Continued)
    Sioen Industries NV                                        1,340 $   46,528
    Sipef SA                                                     343     25,241
    TER Beke SA                                                   72     15,134
*   Tessenderlo Group SA                                       4,656    204,407
                                                                     ----------
TOTAL BELGIUM                                                         4,289,281
                                                                     ----------
BRAZIL -- (1.5%)
*   Aliansce Shopping Centers SA                              26,978    145,343
*   B2W Cia Digital                                           39,333    167,758
*   Brasil Brokers Participacoes SA                           19,600      7,040
    BrasilAgro - Co. Brasileira de Propriedades Agricolas      5,300     20,140
    Cia de Locacao das Americas                                4,300     15,830
*   Cia Siderurgica Nacional SA                               90,600    221,390
*   Construtora Tenda SA                                       5,421     27,293
*   Cosan Logistica SA                                        22,700     54,742
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   60,800    238,649
    Direcional Engenharia SA                                  18,100     32,911
    Duratex SA                                                61,395    155,931
    Embraer SA                                                59,389    300,340
    Embraer SA Sponsored ADR                                  17,660    357,968
    Estacio Participacoes SA                                  37,900    247,939
*   Eternit SA                                                23,800      9,846
*   Even Construtora e Incorporadora SA                       55,700     81,808
    Ez Tec Empreendimentos e Participacoes SA                 13,904     87,303
    Fibria Celulose SA                                        38,805    411,650
    Fras-Le SA                                                 7,200     10,621
    GAEC Educacao SA                                           6,600     35,959
*   Gafisa SA                                                  5,422     20,603
    Gerdau SA                                                 20,900     71,245
    Grendene SA                                               11,400     96,659
    Guararapes Confeccoes SA                                   1,400     47,091
*   Helbor Empreendimentos SA                                 34,944     25,101
    Iguatemi Empresa de Shopping Centers SA                   11,300    132,990
*   International Meal Co. Alimentacao SA                     29,500     70,951
    Iochpe Maxion SA                                          20,026    108,403
*   JHSF Participacoes SA                                     40,400     23,709
*   Kepler Weber SA                                            3,700     28,109
    Kroton Educacional SA                                    178,300    862,239
    Magnesita Refratarios SA                                   7,240     81,029
    Mahle-Metal Leve SA                                        4,400     24,001
    Marcopolo SA                                              17,100     13,983
*   Marfrig Global Foods SA                                   41,500     85,439
*   Marisa Lojas SA                                           20,600     38,976
*   Mills Estruturas e Servicos de Engenharia SA              40,100     51,180
    MRV Engenharia e Participacoes SA                         65,900    302,835
    Porto Seguro SA                                           22,384    226,112
    Portobello SA                                             14,500     17,623
*   Profarma Distribuidora de Produtos Farmaceuticos SA        3,000      7,591
*   Restoque Comercio e Confeccoes de Roupas SA                2,114     25,087
*   Rumo SA                                                  119,571    396,480
*   Santos Brasil Participacoes SA                            52,000     35,352
    Sao Martinho SA                                           17,400     97,983
    SLC Agricola SA                                           12,000     83,737

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
*   Springs Global Participacoes SA                            5,000 $   16,419
    Sul America SA                                            58,381    328,567
    T4F Entretenimento SA                                      4,600      9,220
    Technos SA                                                 7,300      9,738
*   Tecnisa SA                                                32,211     24,171
    Tegma Gestao Logistica SA                                  6,500     30,558
*   Terra Santa Agro SA                                        2,100     11,570
*   TPI - Triunfo Participacoes e Investimentos SA             7,000      9,069
    Tupy SA                                                    9,100     43,189
*   Usinas Siderurgicas de Minas Gerais SA                    19,900     66,305
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                            11,159     60,369
    Via Varejo SA                                             35,229    162,568
                                                                     ----------
TOTAL BRAZIL                                                          6,376,712
                                                                     ----------
CANADA -- (6.2%)
*   5N Plus, Inc.                                              6,300     15,715
    Acadian Timber Corp.                                       1,500     22,138
*   Advantage Oil & Gas, Ltd.                                 36,000    247,459
    Aecon Group, Inc.                                         12,000    144,953
    AGF Management, Ltd. Class B                              13,600     81,704
    AirBoss of America Corp.                                   1,400     14,879
    AKITA Drilling, Ltd. Class A                               1,700      9,913
*   Alacer Gold Corp.                                         45,623     76,115
    Alamos Gold, Inc. Class A(BZ3DNP6)                        46,700    330,749
    Alamos Gold, Inc. Class A(011532108)                       1,380      9,784
    Alaris Royalty Corp.                                       5,200     94,011
    Algoma Central Corp.                                       1,800     17,614
*   Alio Gold, Inc.                                            1,563      6,570
*   Amaya, Inc.(02314M108)                                     8,457    149,689
*   Amaya, Inc.(BT8J595)                                       7,824    138,752
*   Americas Silver Corp.                                      3,900     12,481
*   Amerigo Resources, Ltd.                                   25,000     13,836
*   Argonaut Gold, Inc.                                       21,965     38,583
#*  Athabasca Oil Corp.                                       72,502     60,479
*   ATS Automation Tooling Systems, Inc.                      14,973    160,929
    AutoCanada, Inc.                                           5,578     89,839
*   Avigilon Corp.                                             3,100     35,258
*   B2Gold Corp.                                             133,000    333,900
*   Banro Corp.                                                4,090      1,739
#*  Baytex Energy Corp.                                       37,269    104,625
*   Bellatrix Exploration, Ltd.                               13,200     33,033
    Birchcliff Energy, Ltd.                                   40,945    200,332
    Black Diamond Group, Ltd.                                  6,900     14,721
*   BlackPearl Resources, Inc.                                43,500     34,542
    Bonavista Energy Corp.                                    43,711    109,738
    Bonterra Energy Corp.                                      4,506     60,719
*   Calfrac Well Services, Ltd.                               17,300     46,901
    Cameco Corp.(13321L108)                                   35,376    362,604
    Cameco Corp.(2166160)                                     31,321    320,809
    Canaccord Genuity Group, Inc.                             20,800    104,605
*   Canacol Energy, Ltd.                                      22,000     79,230
    Canadian Western Bank                                     15,130    339,795

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Canfor Corp.                                              12,000 $  201,356
    Canfor Pulp Products, Inc.                                 5,700     53,994
    CanWel Building Materials Group, Ltd.                      4,900     24,171
*   Capstone Mining Corp.                                     75,200     72,380
    Cascades, Inc.                                            17,400    214,508
*   Celestica, Inc.(2263362)                                   5,000     59,435
*   Celestica, Inc.(15101Q108)                                13,739    163,357
    Centerra Gold, Inc.                                       38,696    206,399
*   Cequence Energy, Ltd.                                     27,500      3,860
    Cervus Equipment Corp.                                     1,000      9,809
    Chesswood Group, Ltd.                                      1,300     14,108
*   China Gold International Resources Corp., Ltd.            49,049     74,749
    Cogeco Communications, Inc.                                  600     41,917
    Cogeco, Inc.                                               1,200     73,516
    Cona Resources, Ltd.                                       9,000     22,017
#*  Copper Mountain Mining Corp.                              17,600     14,117
    Corus Entertainment, Inc. Class B                         19,485    216,300
    Cott Corp.(2228952)                                       15,120    234,668
    Cott Corp.(22163N106)                                      1,100     17,094
    Crescent Point Energy Corp.                               63,102    496,009
*   Crew Energy, Inc.                                         24,600     80,109
#*  Delphi Energy Corp.                                       28,000     27,624
*   Detour Gold Corp.                                         12,842    161,510
    Dominion Diamond Corp.(257287102)                          5,599     78,834
    Dominion Diamond Corp.(B95LX89)                           10,500    147,720
    Dorel Industries, Inc. Class B                             6,200    163,808
*   DREAM Unlimited Corp. Class A                              7,200     42,562
*   Dundee Precious Metals, Inc.                              28,300     59,698
    E-L Financial Corp., Ltd.                                    100     67,536
    ECN Capital Corp.                                         45,400    144,202
    Eldorado Gold Corp.                                      126,827    268,557
    Element Fleet Management Corp.                            36,424    275,791
    Empire Co., Ltd. Class A                                  19,556    317,790
    Enbridge Income Fund Holdings, Inc.                        9,700    249,279
*   Endeavour Mining Corp.                                     9,200    175,182
    Enerflex, Ltd.                                            13,370    184,880
*   Energy Fuels, Inc.                                        11,000     19,587
    Enerplus Corp.                                            34,487    311,192
    Ensign Energy Services, Inc.                              27,262    145,849
#   Equitable Group, Inc.                                      2,253     98,993
*   Essential Energy Services Trust                           18,500      8,903
    Exchange Income Corp.                                        600     13,879
    Exco Technologies, Ltd.                                    4,000     35,548
*   EXFO, Inc.                                                 2,400      9,875
    Fiera Capital Corp.                                        5,000     57,750
    Finning International, Inc.                               24,100    484,996
#*  First Majestic Silver Corp.                               12,484    102,736
    First Quantum Minerals, Ltd.                              97,917  1,082,251
*   Fortress Paper, Ltd. Class A                                 300      1,464
*   Fortuna Silver Mines, Inc.                                15,600     77,953
*   GDI Integrated Facility Services, Inc.                       500      6,116
    Genworth MI Canada, Inc.                                   7,700    224,623
*   GMP Capital, Inc.                                          5,700     13,716

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
*   Gran Tierra Energy, Inc.                                    82,360 $193,555
    Granite Oil Corp.                                            7,500   27,852
*   Heroux-Devtek, Inc.                                          6,600   70,248
    Home Capital Group, Inc.                                     9,198  101,811
    Horizon North Logistics, Inc.                               25,800   27,316
    HudBay Minerals, Inc.                                       43,635  338,790
    Hudson's Bay Co.                                            12,400  106,122
*   IAMGOLD Corp.                                               82,698  446,407
*   Imperial Metals Corp.                                        7,100   21,754
*   Indigo Books & Music, Inc.                                     700    8,731
    Industrial Alliance Insurance & Financial Services, Inc.     9,954  461,792
*   Interfor Corp.                                              14,244  221,757
*   Kelt Exploration, Ltd.                                      27,490  147,510
*   Kinross Gold Corp.                                         202,343  834,203
    Kirkland Lake Gold, Ltd.                                    17,300  179,279
    Laurentian Bank of Canada                                    6,400  278,073
    Leon's Furniture, Ltd.                                       2,000   28,939
    Linamar Corp.                                                7,461  408,911
    Liquor Stores N.A., Ltd.                                     5,600   44,962
    Lundin Mining Corp.                                         73,197  526,631
    Magellan Aerospace Corp.                                     2,279   36,395
*   Major Drilling Group International, Inc.                    15,600  103,103
    Mandalay Resources Corp.                                    53,311   16,676
    Maple Leaf Foods, Inc.                                      13,400  370,374
    Martinrea International, Inc.                               15,600  126,001
    Mediagrif Interactive Technologies, Inc.                     1,200   14,399
#*  MEG Energy Corp.                                            37,725  154,924
    Melcor Developments, Ltd.                                    2,200   25,322
    Methanex Corp.(59151K108)                                    4,192  185,706
    Methanex Corp.(2654416)                                        900   39,905
*   Mitel Networks Corp.                                         4,310   36,713
    Mullen Group, Ltd.                                          21,438  274,434
*   NAPEC, Inc.                                                 14,900   14,461
*   Neptune Technologies & Bioressources, Inc.                   6,300    5,457
*   New Gold, Inc.                                              83,315  278,663
*   Newalta Corp.                                               16,800   17,113
    North American Energy Partners, Inc.                         5,900   24,845
*   NuVista Energy, Ltd.                                        27,900  142,997
*   Obsidian Energy, Ltd.                                      105,500  124,391
    OceanaGold Corp.                                            85,128  232,835
    Osisko Gold Royalties, Ltd.                                 21,600  277,374
*   Painted Pony Energy, Ltd.                                   17,705   64,614
    Pan American Silver Corp.                                   22,998  387,374
*   Paramount Resources, Ltd. Class A                            7,655  122,676
#*  Pengrowth Energy Corp.                                      98,400   74,190
*   PHX Energy Services Corp.                                    6,800   11,236
*   Pine Cliff Energy, Ltd.                                     28,651   15,857
    Pizza Pizza Royalty Corp.                                    4,500   60,529
*   Precision Drilling Corp.                                    58,700  170,438
#*  Primero Mining Corp.                                        28,800   10,395
    Quarterhill, Inc.                                           24,899   35,748
    Reitmans Canada, Ltd. Class A                                7,000   25,659
*   RMP Energy, Inc.                                            12,500    6,016

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
    Rocky Mountain Dealerships, Inc.                             2,700 $ 21,851
    Russel Metals, Inc.                                          1,300   26,005
*   Sandstorm Gold, Ltd.                                        27,083  111,656
    Sandvine Corp.                                              31,364  110,186
    Secure Energy Services, Inc.                                32,181  243,148
*   SEMAFO, Inc.                                                32,300   77,981
    ShawCor, Ltd.                                                3,653   81,865
*   Sherritt International Corp.                                54,700   37,732
*   Sierra Wireless, Inc.                                        6,100  179,612
*   Silver Standard Resources, Inc.                             18,598  180,791
*   Spartan Energy Corp.                                        17,845   91,463
    Sprott, Inc.                                                26,400   48,491
    Stantec, Inc.                                               11,422  290,600
#*  Street Capital Group, Inc.                                   7,900    7,224
    Stuart Olson, Inc.                                           2,000    8,534
*   SunOpta, Inc.                                                2,097   19,921
    Superior Plus Corp.                                         22,542  197,621
    Surge Energy, Inc.                                          52,857   91,999
    Tahoe Resources, Inc.                                       33,154  181,360
*   Tamarack Valley Energy, Ltd.                                24,700   46,359
#*  Taseko Mines, Ltd.                                          51,903   77,433
*   Teranga Gold Corp.                                          10,800   27,633
    TFI International, Inc.                                     11,959  281,146
    Timbercreek Financial Corp.                                  5,100   38,370
    TMX Group, Ltd.                                              6,052  320,864
    TORC Oil & Gas, Ltd.                                        26,737  120,308
    Torstar Corp. Class B                                        9,900   11,593
    Total Energy Services, Inc.                                  6,832   66,306
*   Tourmaline Oil Corp.                                        26,500  587,708
    TransAlta Corp.                                             46,214  301,359
    Transcontinental, Inc. Class A                              11,500  234,474
*   TransGlobe Energy Corp.                                      9,200   12,545
*   Trican Well Service, Ltd.                                   39,576  115,862
*   Trilogy Energy Corp.                                        12,400   52,614
*   Trinidad Drilling, Ltd.                                     45,957   65,982
*   Turquoise Hill Resources, Ltd.                             125,914  414,075
*   Valeant Pharmaceuticals International, Inc.(91911K102)      14,784  243,345
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)        12,400  204,288
    Veresen, Inc.                                               44,300  647,045
    Wajax Corp.                                                  3,100   58,308
    West Fraser Timber Co., Ltd.                                 8,917  473,833
*   Western Energy Services Corp.                               12,900   14,900
    Western Forest Products, Inc.                               77,905  154,966
    WestJet Airlines, Ltd.                                       2,556   50,946
*   Westport Fuel Systems, Inc.                                  6,300   10,864
    Whitecap Resources, Inc.                                    55,679  411,312
*   Xtreme Drilling Corp.                                        3,597    5,770
    Yamana Gold, Inc.                                          143,871  375,040
*   Yangarra Resources, Ltd.                                     8,000   21,753

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
*   Yellow Pages, Ltd.                                        3,300 $    17,311
                                                                    -----------
TOTAL CANADA                                                         26,706,835
                                                                    -----------
CHILE -- (0.2%)
    Besalco SA                                               38,783      39,392
    CAP SA                                                   14,327     151,033
*   Cia Sud Americana de Vapores SA                       1,944,735      90,235
    Empresa Nacional de Telecomunicaciones SA                 9,231     105,111
*   Empresas AquaChile SA                                    25,817      12,913
    Empresas Hites SA                                        12,280      14,174
*   Empresas La Polar SA                                    303,149      34,230
    Grupo Security SA                                        79,717      30,180
    Inversiones Aguas Metropolitanas SA                      34,409      60,103
    Inversiones La Construccion SA                              881      11,795
    Itau CorpBanca(BYT25P4)                              14,376,848     136,292
    Itau CorpBanca(45033E105)                                   900      13,050
*   Masisa SA                                               372,415      27,797
    PAZ Corp. SA                                             11,470      13,662
    Ripley Corp. SA                                          59,454      50,781
    Salfacorp SA                                             49,500      65,285
    Sigdo Koppers SA                                         19,794      30,157
    Sociedad Matriz SAAM SA                                 579,038      61,888
    Socovesa SA                                              34,153      17,923
    Vina Concha y Toro SA                                    22,295      35,924
                                                                    -----------
TOTAL CHILE                                                           1,001,925
                                                                    -----------
CHINA -- (7.3%)
*   21Vianet Group, Inc. ADR                                 14,048      62,654
    Agile Group Holdings, Ltd.                              322,000     382,815
    Ajisen China Holdings, Ltd.                              88,000      38,036
    AMVIG Holdings, Ltd.                                     64,000      18,608
    Angang Steel Co., Ltd. Class H                          158,000     128,051
#*  Anton Oilfield Services Group                           332,000      31,832
*   Art Group Holdings, Ltd.                                215,000      16,234
    Asia Cement China Holdings Corp.                        100,500      33,941
*   Asia Resources Holdings, Ltd.                           490,000       7,461
*   AVIC International Holding HK, Ltd.                     730,000      35,999
    AVIC International Holdings, Ltd. Class H                68,000      34,889
*   AVIC Joy Holdings HK, Ltd.                              400,000       5,431
    AviChina Industry & Technology Co., Ltd. Class H        303,000     185,653
    BAIC Motor Corp., Ltd. Class H                          190,500     171,259
    Bank of Chongqing Co., Ltd. Class H                      98,500      85,348
*   Baoye Group Co., Ltd. Class H                            46,000      35,662
    BBMG Corp. Class H                                      432,000     217,473
    Beijing Capital International Airport Co., Ltd.
      Class H                                               186,000     292,731
    Beijing Capital Land, Ltd. Class H                      204,000     107,518
#*  Beijing Enterprises Environment Group, Ltd.             129,000      19,794
    Beijing Enterprises Holdings, Ltd.                       94,000     498,862
    Beijing North Star Co., Ltd. Class H                    176,000      71,370
#*  Beijing Properties Holdings, Ltd.                       452,000      21,392
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                                45,000      29,643
    Billion Industrial Holdings, Ltd.                        18,000      12,733

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CHINA -- (Continued)
*   Bitauto Holdings, Ltd. ADR                                   6,297 $198,985
*   Boer Power Holdings, Ltd.                                   32,000    9,376
    BYD Electronic International Co., Ltd.                      10,000   25,225
*   C C Land Holdings, Ltd.                                    509,000  115,889
    Cabbeen Fashion, Ltd.                                       48,000   13,201
#*  Capital Environment Holdings, Ltd.                         800,000   30,696
#*  CAR, Inc.                                                  128,000  111,418
*   Central China Real Estate, Ltd.                            135,000   40,600
    Central China Securities Co., Ltd. Class H                  22,000   10,008
*   Century Sunshine Group Holdings, Ltd.                      300,000   10,381
#*  CGN Meiya Power Holdings Co., Ltd.                         292,000   42,215
    Changshouhua Food Co., Ltd.                                 36,000   17,956
*   Changyou.com, Ltd. ADR                                       2,847  120,513
    Chaowei Power Holdings, Ltd.                               108,000   61,197
#   China Aerospace International Holdings, Ltd.               418,000   53,464
    China Agri-Industries Holdings, Ltd.                       409,000  183,085
#   China All Access Holdings, Ltd.                            198,000   58,283
    China Aoyuan Property Group, Ltd.                          252,000  107,916
    China BlueChemical, Ltd. Class H                           374,000  105,379
*   China Chengtong Development Group, Ltd.                    246,000   14,461
*   China City Railway Transportation Technology Holdings
      Co., Ltd.                                                 88,000   12,149
    China Coal Energy Co., Ltd. Class H                        361,000  178,196
    China Communications Services Corp., Ltd. Class H          430,000  233,563
#   China Conch Venture Holdings, Ltd.                         202,500  376,245
*   China Daye Non-Ferrous Metals Mining, Ltd.                 566,000    8,155
*   China Dynamics Holdings, Ltd.                              520,000   10,310
    China Electronics Optics Valley Union Holding Co., Ltd.    328,000   29,371
    China Energy Engineering Corp., Ltd. Class H               220,000   40,259
    China Everbright Water, Ltd.                                61,600   22,264
#*  China Evergrande Group                                     227,000  631,329
*   China Fiber Optic Network System Group, Ltd.               344,000   11,561
    China Financial Services Holdings, Ltd.                    244,000   21,545
*   China Fire Safety Enterprise Group, Ltd.                   240,000   13,354
    China Foods, Ltd.                                          200,000   92,072
*   China Fordoo Holdings, Ltd.                                 13,000    9,685
*   China Glass Holdings, Ltd.                                  94,000    8,657
#*  China Harmony New Energy Auto Holding, Ltd.                140,500   67,689
#   China High Speed Transmission Equipment Group Co., Ltd.     56,000   60,464
#   China Hongqiao Group, Ltd.                                 250,000  169,237
*   China Huiyuan Juice Group, Ltd.                            110,500   34,353
    China International Capital Corp., Ltd. Class H            103,200  164,204
    China Jinmao Holdings Group, Ltd.                          772,000  358,347
    China Lesso Group Holdings, Ltd.                           171,000  120,519
    China Lilang, Ltd.                                          74,000   49,622
    China National Building Material Co., Ltd. Class H         578,000  352,598
    China National Materials Co., Ltd. Class H                 252,000  102,148
#*  China New Town Development Co., Ltd.                       462,500   20,130
*   China Oceanwide Holdings, Ltd.                             398,000   35,131
    China Oil & Gas Group, Ltd.                                920,000   63,553
    China Oriental Group Co., Ltd.                              50,000   26,854
    China Overseas Grand Oceans Group, Ltd.                    173,000  101,396
*   China Properties Group, Ltd.                                48,000   12,090
    China Reinsurance Group Corp. Class H                      532,000  124,536

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    China Resources Cement Holdings, Ltd.                      378,000 $224,859
#*  China Ruifeng Renewable Energy Holdings, Ltd.              152,000   13,412
*   China Rundong Auto Group, Ltd.                              25,000   13,489
    China Sanjiang Fine Chemicals Co., Ltd.                     60,000   18,942
    China SCE Property Holdings, Ltd.                          225,000  110,015
*   China Shengmu Organic Milk, Ltd.                           543,000  100,060
    China Shineway Pharmaceutical Group, Ltd.                   48,000   48,014
#   China Silver Group, Ltd.                                   108,000   19,904
#   China Singyes Solar Technologies Holdings, Ltd.             94,000   35,697
#   China South City Holdings, Ltd.                            572,000  124,381
    China Southern Airlines Co., Ltd. Class H                  294,000  223,782
    China Starch Holdings, Ltd.                                520,000   15,631
    China Sunshine Paper Holdings Co., Ltd.                    110,500   29,841
    China Taiping Insurance Holdings Co., Ltd.                 278,000  834,772
    China Traditional Chinese Medicine Holdings Co., Ltd.      354,000  187,859
#   China Travel International Investment Hong Kong, Ltd.      538,000  159,764
#   China Vast Industrial Urban Development Co., Ltd.           68,000   27,051
#*  China Water Industry Group, Ltd.                           180,000   39,155
    China XLX Fertiliser, Ltd.                                  56,000   14,790
#*  China Yurun Food Group, Ltd.                               311,000   40,198
    China ZhengTong Auto Services Holdings, Ltd.               173,500  171,156
#   China Zhongwang Holdings, Ltd.                             316,000  157,245
    Chinasoft International, Ltd.                              270,000  147,955
    Chongqing Machinery & Electric Co., Ltd. Class H           186,000   24,020
    Chongqing Rural Commercial Bank Co., Ltd. Class H          462,000  340,405
    Chu Kong Shipping Enterprise Group Co., Ltd.                78,000   19,252
    CIFI Holdings Group Co., Ltd.                              474,000  269,718
#*  CIMC Enric Holdings, Ltd.                                  106,000   75,864
*   CITIC Dameng Holdings, Ltd.                                249,000   14,808
#   CITIC Resources Holdings, Ltd.                             536,000   60,322
#   Citychamp Watch & Jewellery Group, Ltd.                    160,000   34,584
    Clear Media, Ltd.                                           25,000   29,457
    Comba Telecom Systems Holdings, Ltd.                       270,193   37,025
    Concord New Energy Group, Ltd.                           1,140,000   48,821
#*  Coolpad Group, Ltd.                                        659,400   46,158
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H     260,000  146,249
    COSCO SHIPPING Ports, Ltd.                                 310,702  380,046
*   Coslight Technology International Group Co., Ltd.           32,000   14,374
#   Cosmo Lady China Holdings Co., Ltd.                        129,000   48,173
    CP Pokphand Co., Ltd.                                    1,004,000   93,783
    CPMC Holdings, Ltd.                                         72,000   35,639
    CRCC High-Tech Equipment Corp., Ltd. Class H                94,500   34,197
    Da Ming International Holdings, Ltd.                        72,000   30,212
    Dah Chong Hong Holdings, Ltd.                              175,000   90,016
    Dalian Port PDA Co., Ltd. Class H                           82,000   15,001
*   Daphne International Holdings, Ltd.                        328,000   29,389
#*  Digital China Holdings, Ltd.                               216,000  141,772
*   Dongfang Electric Corp., Ltd. Class H                       47,000   49,934
    Dongfeng Motor Group Co., Ltd. Class H                     508,000  621,771
    Dongyue Group, Ltd.                                        141,000   65,709
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                   86,000   42,464
    E-Commodities Holdings, Ltd.                               228,000   27,421
*   eHi Car Services, Ltd. Sponsored ADR                         5,618   53,259

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
#   EVA Precision Industrial Holdings, Ltd.                    314,000 $ 44,585
    Fantasia Holdings Group Co., Ltd.                          432,000   62,984
    Far East Horizon, Ltd.                                     311,000  264,962
    First Tractor Co., Ltd. Class H                             80,000   38,054
    Fufeng Group, Ltd.                                         212,000  129,545
#   Future Land Development Holdings, Ltd.                     340,000  141,395
#*  GCL-Poly Energy Holdings, Ltd.                           2,229,000  236,599
    Gemdale Properties & Investment Corp., Ltd.                584,000   58,977
*   Glorious Property Holdings, Ltd.                           558,000   62,828
    Golden Throat Holdings Group Co., Ltd.                      21,500    7,405
    Goldlion Holdings, Ltd.                                     60,000   26,184
    Goldpac Group, Ltd.                                         38,000   12,542
#   GOME Electrical Appliances Holding, Ltd.                 2,442,000  293,667
*   Grand Baoxin Auto Group, Ltd.                               37,000   18,818
#   Greatview Aseptic Packaging Co., Ltd.                      205,000  118,048
    Greenland Hong Kong Holdings, Ltd.                         176,000   65,227
#   Greentown China Holdings, Ltd.                             127,500  163,713
    Guangdong Yueyun Transportation Co., Ltd. Class H           18,000   11,749
    Guangshen Railway Co., Ltd. Class H                         80,000   41,160
    Guangzhou R&F Properties Co., Ltd. Class H                 194,400  347,084
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                  101,000    7,111
    Guolian Securities Co., Ltd. Class H                        77,500   39,138
*   Haichang Ocean Park Holdings, Ltd.                         214,000   46,293
*   Harbin Bank Co., Ltd. Class H                              132,000   42,033
    Harbin Electric Co., Ltd. Class H                          138,000   75,878
#   Harmonicare Medical Holdings, Ltd.                          62,000   27,691
#   HC International, Inc.                                      64,000   46,414
*   Hengdeli Holdings, Ltd.                                    448,000   45,269
*   Hengshi Mining Investments, Ltd.                            46,000   12,712
*   Hi Sun Technology China, Ltd.                              384,000   70,647
#   Hilong Holding, Ltd.                                       157,000   26,864
    HKC Holdings, Ltd.                                          41,000   31,961
*   HNA Holding Group Co., Ltd.                                620,000   22,216
    HNA Infrastructure Co., Ltd. Class H                        31,000   25,091
*   Honghua Group, Ltd.                                        353,000   31,617
    Honworld Group, Ltd.                                        20,500   10,415
    Hopson Development Holdings, Ltd.                          130,000  124,741
    HOSA International, Ltd.                                    38,000   11,768
*   Hua Han Health Industry Holdings, Ltd.                     764,000    9,723
    Huaneng Renewables Corp., Ltd. Class H                     754,000  229,525
    Huishang Bank Corp., Ltd. Class H                          158,000   76,877
#*  Hydoo International Holding, Ltd.                          256,000   29,488
    Inner Mongolia Yitai Coal Co., Ltd. Class H                 28,300   28,897
#   Jiangnan Group, Ltd.                                       280,000   21,134
    Jiangxi Copper Co., Ltd. Class H                           179,000  326,293
*   JinkoSolar Holding Co., Ltd. ADR                             4,772  131,803
    Joy City Property, Ltd.                                    516,000   75,879
    Ju Teng International Holdings, Ltd.                       174,000   70,112
*   Jutal Offshore Oil Services, Ltd.                          130,000   42,093
    K Wah International Holdings, Ltd.                         185,114  111,248
*   Kai Yuan Holdings, Ltd.                                  1,160,000    9,346
#*  Kaisa Group Holdings, Ltd.                                 547,000  209,129
    Kangda International Environmental Co., Ltd.               119,000   23,440

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
#*  Kasen International Holdings, Ltd.                         136,000 $ 22,450
    Kingboard Chemical Holdings, Ltd.                          133,500  601,034
    Kingboard Laminates Holdings, Ltd.                         151,000  210,439
*   Ko Yo Chemical Group, Ltd.                                 204,000    3,452
#   Kunlun Energy Co., Ltd.                                    506,000  504,420
    KWG Property Holding, Ltd.                                 238,500  176,984
    Lai Fung Holdings, Ltd.                                  1,020,000   31,309
    Le Saunda Holdings, Ltd.                                    46,000    8,778
    Lee & Man Paper Manufacturing, Ltd.                        260,000  276,887
    Legend Holdings Corp. Class H                               54,100  141,482
    Leoch International Technology, Ltd.                       122,000   26,696
*   Lianhua Supermarket Holdings Co., Ltd. Class H              33,000   13,408
#*  Lifestyle China Group, Ltd.                                150,500   61,581
#   Logan Property Holdings Co., Ltd.                          200,000  173,334
    Longfor Properties Co., Ltd.                               269,500  676,337
    Lonking Holdings, Ltd.                                     407,000  132,682
    Luye Pharma Group, Ltd.                                     57,500   32,593
#   LVGEM China Real Estate Investment Co., Ltd.               148,000   40,540
*   Maanshan Iron & Steel Co., Ltd. Class H                     84,000   40,681
    Maoye International Holdings, Ltd.                         188,000   18,998
*   MIE Holdings Corp.                                          14,000    1,325
#   Minmetals Land, Ltd.                                       340,000   43,928
    Modern Land China Co., Ltd.                                156,000   29,333
#*  Munsun Capital Group, Ltd.                               1,596,000   18,387
    Nanjing Sample Technology Co., Ltd. Class H                  3,000    4,455
#*  National Agricultural Holdings, Ltd.                       136,000   15,540
*   New World Department Store China, Ltd.                     124,000   31,550
#   Nine Dragons Paper Holdings, Ltd.                          249,000  370,468
#*  North Mining Shares Co., Ltd.                            2,260,000   40,481
*   NQ Mobile, Inc. Class A ADR                                 15,165   51,864
    NVC Lighting Holdings, Ltd.                                217,000   24,142
#*  O-Net Technologies Group, Ltd.                              22,000   14,196
#*  Ourgame International Holdings, Ltd.                        44,000   11,310
    Overseas Chinese Town Asia Holdings, Ltd.                   50,000   24,246
#*  Ozner Water International Holding, Ltd.                    117,000   29,465
    Pacific Online, Ltd.                                       100,000   18,683
#   Parkson Retail Group, Ltd.                                 179,500   28,914
#   PAX Global Technology, Ltd.                                135,000   89,522
*   Phoenix New Media, Ltd. ADR                                  6,900   18,561
    Phoenix Satellite Television Holdings, Ltd.                182,000   27,008
    Poly Culture Group Corp., Ltd. Class H                      18,400   41,215
*   Poly Property Group Co., Ltd.                              449,000  235,451
#   Pou Sheng International Holdings, Ltd.                     374,000   74,135
    Powerlong Real Estate Holdings, Ltd.                       247,000  115,349
*   Prosperity International Holdings HK, Ltd.               1,120,000   16,165
#*  PW Medtech Group, Ltd.                                     114,000   25,981
    Qingdao Port International Co., Ltd. Class H               125,000   70,731
*   Qinhuangdao Port Co., Ltd. Class H                         105,500   33,454
    Red Star Macalline Group Corp., Ltd. Class H                71,600   74,323
#*  Renhe Commercial Holdings Co., Ltd.                      3,330,000   73,714
*   REXLot Holdings, Ltd.                                    1,475,000   18,683
#*  Ronshine China Holdings, Ltd.                               54,500   59,758
#*  Sany Heavy Equipment International Holdings Co., Ltd.      175,000   33,354

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Seaspan Corp.                                               10,815 $ 72,460
#*  Semiconductor Manufacturing International Corp.            334,500  366,675
*   Semiconductor Manufacturing International Corp. ADR         22,919  126,742
    Shandong Chenming Paper Holdings, Ltd. Class H              62,000   94,989
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H 300,000 241,757 Shanghai Dasheng Agricultural Finance Technology Co.,
      Ltd. Class H                                             336,000   30,513
*   Shanghai Electric Group Co., Ltd. Class H                  532,000  247,034
    Shanghai Haohai Biological Technology Co., Ltd. Class H      7,400   39,132
    Shanghai Industrial Holdings, Ltd.                         100,000  288,984
    Shanghai Industrial Urban Development Group, Ltd.          312,000   75,821
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                  262,000   75,062
    Shanghai La Chapelle Fashion Co., Ltd. Class H              19,200   24,332
    Shanghai Prime Machinery Co., Ltd. Class H                 150,000   32,034
*   Shanghai Zendai Property, Ltd.                           1,085,000   17,226
    Shengjing Bank Co., Ltd. Class H                            73,500   65,428
    Shenguan Holdings Group, Ltd.                              186,000   11,057
    Shenzhen International Holdings, Ltd.                      173,478  296,955
    Shenzhen Investment, Ltd.                                  640,187  293,868
    Shimao Property Holdings, Ltd.                             223,500  445,221
    Shougang Fushan Resources Group, Ltd.                      544,000  125,961
    Shui On Land, Ltd.                                         690,500  172,281
#*  Shunfeng International Clean Energy, Ltd.                  238,000   12,927
#   Sihuan Pharmaceutical Holdings Group, Ltd.                 704,000  296,241
#*  Silverman Holdings, Ltd.                                   144,000   14,766
#*  Sino Oil And Gas Holdings, Ltd.                          2,655,000   58,784
    Sino-Ocean Group Holdings, Ltd.                            572,500  319,909
#*  Sinofert Holdings, Ltd.                                    450,000   62,126
    Sinopec Engineering Group Co., Ltd. Class H                161,000  144,476
#   Sinopec Kantons Holdings, Ltd.                             180,000  108,693
    Sinopec Shanghai Petrochemical Co., Ltd. Class H           104,000   59,100
    Sinotrans, Ltd. Class H                                    410,000  208,203
    Sinotruk Hong Kong, Ltd.                                   123,000  128,972
*   Skyfame Realty Holdings, Ltd.                              208,000   31,966
    Skyworth Digital Holdings, Ltd.                            405,377  217,191
#   SMI Holdings Group, Ltd.                                   205,600  107,971
    SOHO China, Ltd.                                           417,000  227,167
*   Sohu.com, Inc.                                               5,724  325,295
*   Sound Global, Ltd.                                          47,000   18,052
    Springland International Holdings, Ltd.                    154,000   29,781
*   SRE Group, Ltd.                                            962,000   22,391
    Sunac China Holdings, Ltd.                                 168,000  446,914
*   Sunshine 100 China Holdings, Ltd.                           84,000   34,963
    Symphony Holdings, Ltd.                                    330,000   29,128
    TCC International Holdings, Ltd.                           314,000  143,460
*   TCL Multimedia Technology Holdings, Ltd.                   108,000   53,215
*   Tech Pro Technology Development, Ltd.                    1,046,000   10,978
#*  Technovator International, Ltd.                            102,000   31,551
#   Tenwow International Holdings, Ltd.                        120,000   22,560
    Texhong Textile Group, Ltd.                                 38,000   40,842
*   Tian An China Investment Co., Ltd.                          80,000   54,258
    Tian Shan Development Holdings, Ltd.                        62,000   25,160
    Tiangong International Co., Ltd.                           156,000   16,361
    Tianjin Port Development Holdings, Ltd.                    348,000   57,869

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    Tianneng Power International, Ltd.                      112,000 $    88,815
    Tianyi Summi Holdings, Ltd.                             148,000      21,028
    Tingyi Cayman Islands Holding Corp.                      96,000     122,236
    Tomson Group, Ltd.                                      108,727      55,918
    Tonly Electronics Holdings, Ltd.                         15,000      15,656
    Top Spring International Holdings, Ltd.                  49,500      15,766
    TPV Technology, Ltd.                                    168,000      38,859
    Trigiant Group, Ltd.                                    120,000      17,182
    Truly International Holdings, Ltd.                      236,000      79,067
#   Uni-President China Holdings, Ltd.                      216,000     167,742
*   United Energy Group, Ltd.                             1,280,000      46,660
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                     93,000      73,991
#   Wasion Group Holdings, Ltd.                              98,000      43,368
    Weichai Power Co., Ltd. Class H                         290,000     279,113
    Welling Holding, Ltd.                                   190,000      41,270
*   West China Cement, Ltd.                                 462,000      66,209
*   Wisdom Sports Group                                      77,000      11,130
*   Wuzhou International Holdings, Ltd.                     200,000      16,891
    Xiamen International Port Co., Ltd. Class H             230,000      45,008
#*  Xinchen China Power Holdings, Ltd.                       97,000      14,879
#   Xingda International Holdings, Ltd.                     179,550      77,684
*   Xingfa Aluminium Holdings, Ltd.                          46,000      33,801
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                                76,400      86,855
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H        96,000      13,372
    XTEP International Holdings, Ltd.                       150,000      55,844
    Yadea Group Holdings, Ltd.                               84,000      21,063
*   Yanchang Petroleum International, Ltd.                1,200,000      28,235
    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                            19,000      41,272
#*  Yashili International Holdings, Ltd.                    162,000      29,216
    Yip's Chemical Holdings, Ltd.                            78,000      32,438
*   Youyuan International Holdings, Ltd.                     45,000      17,282
*   Yuanda China Holdings, Ltd.                             150,000       2,816
*   YuanShengTai Dairy Farm, Ltd.                           382,000      19,546
    Yuexiu Property Co., Ltd.                             1,378,000     259,050
    Yuzhou Properties Co., Ltd.                             271,000     160,902
    Zhaojin Mining Industry Co., Ltd. Class H               156,500     128,655
*   Zhong An Real Estate, Ltd.                              182,000      59,428
    Zhongsheng Group Holdings, Ltd.                         110,500     241,826
    Zhuhai Holdings Investment Group, Ltd.                   66,000       9,620
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                          245,200     124,797
                                                                    -----------
TOTAL CHINA                                                          31,522,478
                                                                    -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                       31,679     161,676
*   Cemex Latam Holdings SA                                  10,661      38,915
    Grupo Argos SA                                            8,683      62,459
    Grupo Nutresa SA                                         16,909     151,189
    Mineros SA                                               12,242      10,864
                                                                    -----------
TOTAL COLOMBIA                                                          425,103
                                                                    -----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                             814     128,298

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
DENMARK -- (Continued)
    Alm Brand A.S.                                            18,735 $  187,814
*   Bang & Olufsen A.S.                                        6,401    112,000
    BankNordik P/F                                               655     13,240
    Brodrene Hartmann A.S.                                       355     21,746
    Columbus A.S.                                              6,142     13,282
*   D/S Norden A.S.                                            4,180     82,923
    DFDS A.S.                                                  4,565    260,364
    FLSmidth & Co. A.S.                                        6,521    399,114
    Gronlandsbanken A.S.                                          75      7,471
*   H+H International A.S. Class B                             1,306     22,330
    Harboes Bryggeri A.S. Class B                                929     17,594
    ISS A.S.                                                  13,367    547,978
    Jyske Bank A.S.                                           11,373    712,818
    Matas A.S.                                                 4,158     64,168
*   NKT A.S.                                                   4,519    396,969
    Nordjyske Bank A.S.                                        1,933     36,940
    Parken Sport & Entertainment A.S.                          1,264     17,441
    Per Aarsleff Holding A.S.                                  2,980     74,331
    Ringkjoebing Landbobank A.S.                               3,485    183,478
    Rockwool International A.S. Class A                          682    146,992
    Rockwool International A.S. Class B                        1,176    267,631
*   Santa Fe Group A.S.                                        1,915     17,353
    Schouw & Co. AB                                            2,455    269,579
    Solar A.S. Class B                                           885     52,705
    Spar Nord Bank A.S.                                       14,321    192,471
    Sydbank A.S.                                              11,774    490,459
    TDC A.S.                                                 113,916    702,925
*   TK Development A.S.                                       11,092     18,879
*   Topdanmark A.S.                                            5,506    188,133
*   Vestjysk Bank A.S.                                         5,456     10,661
                                                                     ----------
TOTAL DENMARK                                                         5,658,087
                                                                     ----------
FINLAND -- (1.5%)
    Afarak Group Oyj                                          14,794     13,855
    Ahlstrom-Munksjo Oyj                                       2,252     46,461
    Aktia Bank Oyj                                             4,262     46,410
    Alma Media Oyj                                             1,300      9,970
    Amer Sports Oyj                                            6,164    165,572
    Apetit Oyj                                                   705     11,604
    Aspo Oyj                                                   2,763     29,496
    Atria Oyj                                                  1,348     18,030
    Bittium Oyj                                                5,165     45,510
    Cargotec Oyj Class B                                       5,496    335,545
    Cramo Oyj                                                  4,885    140,140
    Finnair Oyj                                               10,270    111,116
    Fiskars Oyj Abp                                            4,077    102,419
    HKScan Oyj Class A                                         4,896     17,497
    Huhtamaki Oyj                                                571     22,127
    Kemira Oyj                                                17,196    216,750
    Kesko Oyj Class A                                          1,577     80,000
    Kesko Oyj Class B                                          9,225    466,454
    Konecranes Oyj                                             7,068    315,346
    Lassila & Tikanoja Oyj                                     1,451     33,068

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Lemminkainen Oyj                                             527 $   15,797
    Metsa Board Oyj                                           34,502    244,055
    Metso Oyj                                                 10,554    335,762
    Neste Oyj                                                 17,647    765,068
    Olvi Oyj Class A                                           1,369     48,140
    Outokumpu Oyj                                             41,754    350,865
*   Outotec Oyj                                               25,278    164,881
*   Poyry Oyj                                                  6,602     37,785
    Raisio Oyj Class V                                        16,921     70,868
    Ramirent Oyj                                              10,074    100,417
    Sanoma Oyj                                                12,729    118,235
    SRV Group OYJ                                              3,329     17,767
*   Stockmann Oyj Abp Class A                                  1,609     13,937
*   Stockmann Oyj Abp Class B                                  5,888     50,978
    Stora Enso Oyj Class R                                    81,990  1,096,192
    Teleste Oyj                                                2,184     20,802
    Valmet Oyj                                                12,169    221,822
    Wartsila Oyj Abp                                           2,889    191,998
    YIT Oyj                                                   16,754    142,277
                                                                     ----------
TOTAL FINLAND                                                         6,235,016
                                                                     ----------
FRANCE -- (3.8%)
    Accor SA                                                     609     28,290
    Actia Group                                                1,673     17,556
*   Air France-KLM                                            21,493    291,015
    Albioma SA                                                 4,228     99,347
*   Amplitude Surgical SAS                                     2,402     13,693
*   Antalis International SAS                                  1,591      3,616
    April SA                                                   2,486     38,256
    Arkema SA                                                 10,891  1,239,781
    Assystem                                                   1,318     50,555
    Aubay                                                      1,134     41,215
    Axway Software SA                                          1,337     38,399
    Beneteau SA                                                6,727    115,487
*   Bigben Interactive                                         2,794     32,054
    Bollore SA                                                65,591    304,318
    Bonduelle SCA                                              2,737    105,168
#   Bourbon Corp.                                              3,531     32,911
    Burelle SA                                                    83    117,465
    Casino Guichard Perrachon SA                               7,604    463,777
    Catering International Services                              510     11,773
*   Cegedim SA                                                   843     32,173
#*  CGG SA                                                     2,966     13,097
    Chargeurs SA                                               3,677    106,635
    Cie des Alpes                                              1,197     39,107
*   Coface SA                                                 21,764    205,795
    Derichebourg SA                                           12,840    112,490
    Eiffage SA                                                 9,999    968,560
    Elior Group                                               10,580    280,825
#   Elis SA                                                   10,565    255,447
*   Eramet                                                     1,418     89,514
*   Esso SA Francaise                                            472     31,734
    Euler Hermes Group                                         1,597    190,921

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
    Europcar Groupe SA                                        7,492 $  109,084
    Eutelsat Communications SA                               15,986    432,649
    Exel Industries Class A                                     324     38,727
    Faurecia                                                 10,350    574,716
    Fleury Michon SA                                            176     10,563
*   Fnac Darty SA                                             1,988    188,409
    GL Events                                                 1,478     43,853
    Groupe Crit                                                 466     44,650
    Groupe Open                                                 766     22,855
    Guerbet                                                     340     30,598
    Haulotte Group SA                                         2,092     36,828
    Havas SA                                                 27,033    296,081
    HERIGE SADCS                                                241     11,014
    Interparfums SA                                           1,653     65,687
    IPSOS                                                     7,153    247,029
    Jacquet Metal Service                                     1,998     55,837
    Korian SA                                                 8,172    270,199
    Lagardere SCA                                            15,859    521,057
    Laurent-Perrier                                             414     37,494
    Le Belier                                                   479     25,833
    Le Noble Age                                                433     25,633
    LISI                                                      3,245    156,442
    Maisons France Confort SA                                   233     17,091
    Manitou BF SA                                             1,571     55,093
    Manutan International                                       595     61,184
    Mersen SA                                                 3,077    113,689
*   METabolic EXplorer SA                                     4,107     11,374
    MGI Coutier                                               1,706     68,619
    Mr Bricolage                                                841     15,840
*   Naturex                                                   1,025    104,036
    Neopost SA                                                6,052    277,516
    Nexans SA                                                 6,234    357,111
    Nexity SA                                                 5,865    314,575
*   NRJ Group                                                 4,442     58,794
*   OL Groupe SA                                              4,185     14,183
#*  Onxeo SA                                                  4,383     20,968
    Orpea                                                       586     67,198
#*  Parrot SA                                                 3,907     46,393
    PCAS                                                        890     19,027
*   Pierre & Vacances SA                                      1,012     56,564
    Plastivaloire                                             1,672     43,002
    PSB Industries SA                                           290     18,308
    Rallye SA                                                 3,853     81,885
    Rexel SA                                                 50,303    796,571
    Rothschild & Co.                                          2,893    107,597
    Savencia SA                                               1,013    100,751
    SCOR SE                                                  26,197  1,104,881
    Seche Environnement SA                                      669     26,134
#*  Sequana SA                                                7,954      8,835
    SES SA                                                   39,359    925,888
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                    669     26,105
    Sopra Steria Group                                        1,971    340,855
    SPIE SA                                                   5,603    157,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
*   Stallergenes Greer P.L.C.                                   694 $    29,496
#*  Ste Industrielle d'Aviation Latecoere SA                 10,244      52,726
    Stef SA                                                     564      62,687
    STMicroelectronics NV                                    39,599     670,894
    Sword Group                                               1,280      52,569
    Synergie SA                                               1,093      51,790
    Tarkett SA                                                2,198      91,001
    Technicolor SA                                           15,178      55,178
    Television Francaise 1                                   18,336     268,286
    Tessi SA                                                    159      29,134
    TFF Group                                                   249      44,877
    Thermador Groupe                                            530      58,355
    Total Gabon                                                 125      19,724
*   Touax SA                                                    791      11,685
    Trigano SA                                                  816     107,306
#*  Vallourec SA                                             50,389     298,081
    Vetoquinol SA                                               559      34,741
    Vicat SA                                                  3,038     221,941
    VIEL & Cie SA                                             3,477      24,008
    Vilmorin & Cie SA                                         1,053      92,850
*   Virbac SA                                                   205      36,589
    Vranken-Pommery Monopole SA                                 634      18,259
                                                                    -----------
TOTAL FRANCE                                                         16,365,942
                                                                    -----------
GERMANY -- (5.1%)
    Aareal Bank AG                                           12,483     520,647
*   Adler Modemaerkte AG                                      1,247       8,645
#*  ADVA Optical Networking SE                                8,374      63,776
*   AIXTRON SE                                               18,430     164,005
    Allgeier SE                                               1,181      31,638
    Aurubis AG                                                9,473     843,314
    Axel Springer SE                                          6,852     435,095
    Bauer AG                                                  1,881      52,161
    BayWa AG                                                  2,383      88,184
#   Bertrandt AG                                                673      64,093
    Bijou Brigitte AG                                           724      50,127
    Bilfinger SE                                              5,946     242,958
*   Biotest AG                                                1,716      55,864
    Borussia Dortmund GmbH & Co. KGaA                        13,117      92,764
#   CANCOM SE                                                 2,721     178,946
    CENTROTEC Sustainable AG                                  1,661      36,761
    Cewe Stiftung & Co. KGAA                                    872      77,163
    Comdirect Bank AG                                         5,388      67,956
*   Commerzbank AG                                           16,071     210,214
    CropEnergies AG                                           4,332      46,586
    Deutsche Lufthansa AG                                    40,731     874,699
    Deutsche Pfandbriefbank AG                               15,285     201,395
    Deutz AG                                                 20,205     149,998
*   Dialog Semiconductor P.L.C.                               8,526     371,538
    DMG Mori AG                                               7,278     429,815
    Dr Hoenle AG                                                568      23,981
    Draegerwerk AG & Co. KGaA                                   539      43,854
    Eckert & Ziegler AG                                       1,012      42,843

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES VALUE++
                                                              ------ --------
GERMANY -- (Continued)
    EDAG Engineering Group AG                                  1,291 $ 20,494
    Elmos Semiconductor AG                                     2,007   48,926
    ElringKlinger AG                                           5,087   88,738
*   Euromicron AG                                                489    4,953
*   First Sensor AG                                            1,003   16,468
    Francotyp-Postalia Holding AG Class A                      1,903   12,588
    Fraport AG Frankfurt Airport Services Worldwide            6,652  666,125
    Freenet AG                                                18,587  627,401
    Gerresheimer AG                                            2,464  203,349
#   Gerry Weber International AG                               4,651   59,343
    Gesco AG                                                   1,858   58,898
    Grammer AG                                                 2,557  145,280
*   H&R GmbH & Co. KGaA                                        2,448   33,312
    Hamburger Hafen und Logistik AG                            4,983  139,363
*   Heidelberger Druckmaschinen AG                            46,381  157,928
    Hella KGaA Hueck & Co.                                     5,513  291,513
*   HolidayCheck Group AG                                      6,854   24,365
    Hornbach Baumarkt AG                                       1,745   64,868
    Indus Holding AG                                           3,130  234,267
    Isra Vision AG                                               533   97,606
*   IVU Traffic Technologies AG                                2,498   11,965
    Jenoptik AG                                                9,508  261,965
#   K+S AG                                                    27,305  710,016
    KION Group AG                                              8,998  780,786
    Kloeckner & Co. SE                                        21,008  232,271
    Koenig & Bauer AG                                          1,814  142,106
*   Kontron AG                                                 7,202   29,660
#   Krones AG                                                  2,401  298,729
    KSB AG                                                        44   24,890
    KWS Saat SE                                                  322  130,804
    Lanxess AG                                                11,884  916,421
    Leifheit AG                                                  772   30,574
    Leoni AG                                                   6,485  383,578
#*  Manz AG                                                      900   35,711
*   Mediclin AG                                                5,270   35,332
    Metro AG                                                  28,698  322,490
*   Metro Wholesale & Food Specialist AG                      28,698  579,744
    MLP AG                                                    11,785   86,325
*   Nordex SE                                                  3,837   52,391
    Norma Group SE                                             2,325  140,996
    OHB SE                                                     1,023   36,661
    OSRAM Licht AG                                            10,639  886,594
*   Patrizia Immobilien AG                                     9,804  177,095
*   Petro Welt Technologies AG                                 2,336   18,103
#   Pfeiffer Vacuum Technology AG                                242   41,039
    PNE Wind AG                                               11,095   34,755
    Progress-Werk Oberkirch AG                                   468   23,822
    PSI Software AG                                            2,016   37,398
    Puma SE                                                       77   30,869
    QSC AG                                                    16,042   35,263
#   R Stahl AG                                                   227    8,598
    Rheinmetall AG                                             8,438  842,028
    RHOEN-KLINIKUM AG                                          6,064  190,829

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    RIB Software SE                                           7,837 $   140,007
*   RWE AG                                                   66,040   1,391,500
    S&T AG                                                    2,246      39,262
    SAF-Holland SA                                            7,178     126,830
    Salzgitter AG                                             8,377     375,831
*   Schaltbau Holding AG                                        933      40,892
    SHW AG                                                    1,188      50,034
    Sixt Leasing SE                                           1,946      46,100
    Sixt SE                                                   2,096     148,161
    SMA Solar Technology AG                                   2,236      81,091
    Softing AG                                                1,101      15,181
    Software AG                                               8,131     355,512
#   Stada Arzneimittel AG                                     8,547     665,464
    Suedzucker AG                                            13,046     278,446
*   Suess MicroTec AG                                         3,387      48,957
    Surteco SE                                                1,610      47,503
    Takkt AG                                                  5,032     123,559
*   Talanx AG                                                 8,833     364,248
    Technotrans AG                                              890      43,784
*   Tom Tailor Holding SE                                     5,465      45,836
    Traffic Systems SE                                          622      12,032
    Uniper SE                                                33,621     692,894
    VERBIO Vereinigte BioEnergie AG                           4,422      50,298
*   Vossloh AG                                                1,966     130,760
    VTG AG                                                    2,005     100,518
    Wacker Chemie AG                                          2,396     297,354
    Wacker Neuson SE                                          5,160     138,523
    Wuestenrot & Wuerttembergische AG                         2,893      74,714
    Zeal Network SE                                             861      23,732
                                                                    -----------
TOTAL GERMANY                                                        21,983,636
                                                                    -----------
HONG KONG -- (2.0%)
#*  13 Holdings, Ltd. (The)                                  99,000      12,938
    Agritrade Resources, Ltd.                                65,000      15,980
    Allied Properties HK, Ltd.                              290,000      63,420
*   Applied Development Holdings, Ltd.                      290,000      19,668
    APT Satellite Holdings, Ltd.                             55,000      27,131
    Asia Financial Holdings, Ltd.                            32,000      17,525
    Asian Growth Properties, Ltd.                            25,360       9,193
    Associated International Hotels, Ltd.                    12,000      36,868
    Bonjour Holdings, Ltd.                                  134,000       6,430
*   Burwill Holdings, Ltd.                                  422,000      11,279
    Cathay Pacific Airways, Ltd.                            188,000     294,552
    Century City International Holdings, Ltd.               224,000      21,187
*   Champion Technology Holdings, Ltd.                      848,000      12,679
    Cheuk Nang Holdings, Ltd.                                33,451      22,266
    Chevalier International Holdings, Ltd.                   20,000      33,404
*   China Best Group Holding, Ltd.                        1,380,000      19,068
*   China Chuanglian Education Financial Group, Ltd.        232,000       3,524
*   China Energy Development Holdings, Ltd.                 690,000       8,125
    China Flavors & Fragrances Co., Ltd.                     52,000      15,638
    China Metal International Holdings, Inc.                 38,000      14,347
    Chow Sang Sang Holdings International, Ltd.              44,000     102,746

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
HONG KONG -- (Continued)
    Chuang's Consortium International, Ltd.                   180,000 $ 41,906
    CITIC Telecom International Holdings, Ltd.                220,000   66,978
    CK Life Sciences Intl Holdings, Inc.                      344,000   28,144
*   CMMB Vision Holdings, Ltd.                                320,000   15,965
    CNQC International Holdings, Ltd.                          70,000   22,224
    CNT Group, Ltd.                                           150,000    9,397
#   Cowell e Holdings, Inc.                                    22,000    8,998
*   Crocodile Garments                                         69,000    8,831
    CSI Properties, Ltd.                                      870,000   46,207
    CW Group Holdings, Ltd.                                    52,000    8,717
    Dah Sing Banking Group, Ltd.                               60,400  129,353
#   Dah Sing Financial Holdings, Ltd.                          20,400  144,349
    Eagle Nice International Holdings, Ltd.                    44,000   18,182
*   Emperor Culture Group, Ltd.                               320,000   10,231
    Emperor International Holdings, Ltd.                      270,000  104,337
*   Emperor Watch & Jewellery, Ltd.                           360,000   15,672
*   Esprit Holdings, Ltd.                                     274,000  135,008
*   eSun Holdings, Ltd.                                       132,000   16,555
    Far East Consortium International, Ltd.                   161,795   89,204
#   FIH Mobile, Ltd.                                          459,000  153,363
    First Pacific Co., Ltd.                                   284,000  212,544
*   First Shanghai Investments, Ltd.                           88,000   11,915
    Fountain SET Holdings, Ltd.                               142,000   18,712
#*  GCL New Energy Holdings, Ltd.                             920,000   42,363
    Get Nice Financial Group, Ltd.                            169,050   27,679
    Get Nice Holdings, Ltd.                                 1,162,000   40,867
*   Global Brands Group Holding, Ltd.                         972,000   91,980
#   Goodbaby International Holdings, Ltd.                     148,000   72,528
    Guoco Group, Ltd.                                           6,000   70,340
#   Haitong International Securities Group, Ltd.              234,000  134,859
    Hang Lung Group, Ltd.                                     138,000  524,191
    Hanison Construction Holdings, Ltd.                       105,877   20,713
    Harbour Centre Development, Ltd.                           17,000   31,793
*   HKR International, Ltd.                                   112,000   62,192
    Hon Kwok Land Investment Co., Ltd.                         54,000   33,360
    Hong Kong Aircraft Engineering Co., Ltd.                    4,400   30,687
#   Hongkong & Shanghai Hotels, Ltd. (The)                     85,500  151,983
    Hopewell Holdings, Ltd.                                    90,000  344,229
#*  Hsin Chong Group Holdings, Ltd.                           532,000   17,879
    Hutchison Telecommunications Hong Kong Holdings, Ltd.     180,000   69,070
    IPE Group, Ltd.                                            75,000   18,716
    IT, Ltd.                                                   68,000   33,923
    ITC Properties Group, Ltd.                                 38,000   14,827
    Johnson Electric Holdings, Ltd.                            45,000  159,903
    Karrie International Holdings, Ltd.                       122,000   19,344
    Kerry Logistics Network, Ltd.                              76,000  109,288
    Kerry Properties, Ltd.                                     99,000  346,922
    Kingmaker Footwear Holdings, Ltd.                          74,000   21,774
    Kowloon Development Co., Ltd.                              77,000   84,821
    Lai Sun Development Co., Ltd.                           2,475,000   91,762
    Lai Sun Garment International, Ltd.                       301,000  132,558
#   Li & Fung, Ltd.                                           734,000  268,502
    Luk Fook Holdings International, Ltd.                      52,000  190,921

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
HONG KONG -- (Continued)
    Luks Group Vietnam Holdings Co., Ltd.                      30,000 $  9,866
    Lung Kee Bermuda Holdings                                  32,000   14,865
*   Macau Legend Development, Ltd.                            192,000   33,138
*   Man Sang International, Ltd.                              150,000    8,834
#   Master Glory Group, Ltd.(BYTP1T9)                       1,178,174   16,105
    Master Glory Group, Ltd.(BYTP1T9)                         147,272    2,017
    Melco International Development, Ltd.                     104,000  245,751
*   Midland Holdings, Ltd.                                     80,000   21,277
    Miramar Hotel & Investment                                 32,000   73,309
*   Mongolian Mining Corp.                                    656,500   23,143
    NagaCorp, Ltd.                                            226,000  137,757
*   New Sports Group, Ltd.                                  2,650,000   12,226
*   New Times Energy Corp., Ltd.                              618,000   19,531
*   Newocean Energy Holdings, Ltd.                            124,000   36,652
*   Nine Express, Ltd.                                         90,000    3,279
*   Orient Overseas International, Ltd.                        36,500  339,683
    Oriental Watch Holdings                                    60,000   12,662
*   Pacific Andes International Holdings, Ltd.                668,000    2,343
#*  Pacific Basin Shipping, Ltd.                              577,000  126,074
    Paliburg Holdings, Ltd.                                    86,000   36,749
    Pico Far East Holdings, Ltd.                              100,000   41,218
    Playmates Holdings, Ltd.                                  240,000   34,094
    Playmates Toys, Ltd.                                       60,000   10,210
    Polytec Asset Holdings, Ltd.                              325,000   28,077
    Public Financial Holdings, Ltd.                            24,000   11,149
*   PYI Corp., Ltd.                                           560,000   12,323
    Regal Hotels International Holdings, Ltd.                  68,000   53,258
#   SEA Holdings, Ltd.                                         20,000   23,551
*   SEEC Media Group, Ltd.                                    900,000    4,145
    Shangri-La Asia, Ltd.                                     150,000  243,597
#   Shenwan Hongyuan HK, Ltd.                                  65,000   24,496
*   Silver base Group Holdings, Ltd.                          174,000   11,574
*   Singamas Container Holdings, Ltd.                         282,000   40,397
    SITC International Holdings Co., Ltd.                      27,000   22,463
    Sitoy Group Holdings, Ltd.                                 81,000   17,721
    SJM Holdings, Ltd.                                        246,000  245,934
*   SOCAM Development, Ltd.                                    28,000    8,489
    Soundwill Holdings, Ltd.                                   12,500   31,332
*   South China Holdings Co., Ltd.                            190,000    7,291
    Stella International Holdings, Ltd.                        65,000  111,407
    Sun Hung Kai & Co., Ltd.                                   91,000   60,095
*   Talent Property Group, Ltd.                               570,000    7,002
    Tao Heung Holdings, Ltd.                                   39,000    8,089
    Television Broadcasts, Ltd.                                37,700  138,004
#   Texwinca Holdings, Ltd.                                   124,000   75,227
#   Town Health International Medical Group, Ltd.             106,000    8,009
    Transport International Holdings, Ltd.                     33,200  111,966
*   Trinity, Ltd.                                             118,000    6,797
*   TSC Group Holdings, Ltd.                                   50,000    4,416
    Tsui Wah Holdings, Ltd.                                    58,000    8,974
*   United Laboratories International Holdings, Ltd. (The)     90,000   56,408
    Upbest Group, Ltd.                                         96,000   15,020
    Vantage International Holdings, Ltd.                       96,000   13,731

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
HONG KONG -- (Continued)
    Varitronix International, Ltd.                           44,000 $   23,493
    Vedan International Holdings, Ltd.                       80,000      9,418
    Victory City International Holdings, Ltd.               640,562     21,717
    VST Holdings, Ltd.                                      102,000     27,073
    Wai Kee Holdings, Ltd.                                   48,000     21,769
    Win Hanverky Holdings, Ltd.                              70,000      9,850
    Wing On Co. International, Ltd.                          20,000     67,475
    Wing Tai Properties, Ltd.                                52,000     35,587
    Wong's Kong King International                           80,000     10,540
    Xinyi Glass Holdings, Ltd.                              152,000    157,061
    Yue Yuen Industrial Holdings, Ltd.                       53,000    218,819
                                                                    ----------
TOTAL HONG KONG                                                      8,619,261
                                                                    ----------
INDIA -- (4.2%)
*   Aarti Drugs, Ltd.                                         1,321     11,637
*   Aban Offshore, Ltd.                                       4,866     14,001
    Adani Enterprises, Ltd.                                  35,952     77,536
    Adani Ports & Special Economic Zone, Ltd.                20,256    125,247
*   Adani Power, Ltd.                                       177,907     92,715
*   Adani Transmissions, Ltd.                                32,395     62,959
*   Aditya Birla Capital, Ltd.                               34,853     84,135
*   Aditya Birla Fashion and Retail, Ltd.                    28,844     77,782
*   Allahabad Bank                                           31,594     37,077
*   Allcargo Logistics, Ltd.                                 10,423     27,908
    Anant Raj, Ltd.                                          24,606     24,294
    Andhra Bank                                              15,328     13,686
*   Apar Industries, Ltd.                                     1,626     19,906
    Apollo Tyres, Ltd.                                       41,334    171,431
    Arvind, Ltd.                                             18,888    107,595
*   Ashiana Housing, Ltd.                                     3,606     10,295
    Ashoka Buildcon, Ltd.                                     4,913     14,225
    Atul, Ltd.                                                  945     32,450
    Bajaj Electricals, Ltd.                                   7,555     38,384
    Bajaj Finance, Ltd.                                       1,148     30,504
    Bajaj Finserv, Ltd.                                       4,216    328,827
*   Bajaj Hindusthan Sugar, Ltd.                             39,744      9,818
    Bajaj Holdings & Investment, Ltd.                         3,285    123,886
    Balkrishna Industries, Ltd.                               5,010    127,650
*   Ballarpur Industries, Ltd.                               73,565     19,033
    Balmer Lawrie & Co., Ltd.                                 5,628     22,016
    Balrampur Chini Mills, Ltd.                              21,237     54,380
    Banco Products India, Ltd.                                5,278     19,174
*   Bank of India                                            40,129    103,814
    Bannari Amman Sugars, Ltd.                                  400     13,099
    BEML, Ltd.                                                1,599     43,098
    Bharat Heavy Electricals, Ltd.                           11,588     26,156
    Biocon, Ltd.                                             17,451    104,914
    Birla Corp., Ltd.                                         4,098     60,783
    Bliss Gvs Pharma, Ltd.                                    9,745     24,966
    Bombay Dyeing & Manufacturing Co., Ltd.                   7,230      9,366
*   Bombay Rayon Fashions, Ltd.                               4,813     11,347
*   Brigade Enterprises, Ltd.                                 2,957     12,971
    Canara Bank                                               3,532     20,237

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------- --------
INDIA -- (Continued)
    Capital First, Ltd.                                       2,383 $ 28,613
    Carborundum Universal, Ltd.                               5,653   29,963
    Ceat, Ltd.                                                3,634  106,161
*   CG Power and Industrial Solutions, Ltd.                  57,668   76,332
    Chambal Fertilizers and Chemicals, Ltd.                  29,997   63,240
    Chennai Super Kings Cricket, Ltd.                        33,314      219
    Cholamandalam Investment and Finance Co., Ltd.            4,941   92,399
    City Union Bank, Ltd.                                    19,798   55,538
    Clariant Chemicals India, Ltd.                            1,294   13,616
*   Coffee Day Enterprises, Ltd.                              6,695   25,520
    Coromandel International, Ltd.                           11,341   79,756
*   Corp. Bank                                               22,755   17,987
    Cox & Kings, Ltd.                                        15,037   66,495
    Crompton Greaves Consumer Electricals, Ltd.              30,969  105,508
    Cyient, Ltd.                                             10,755   87,982
*   Dalmia Bharat, Ltd.                                       3,039  126,025
    DCB Bank, Ltd.                                           19,691   59,954
    DCM Shriram, Ltd.                                         8,218   47,424
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.           4,967   27,780
    Deepak Nitrite, Ltd.                                      5,821   14,826
    Delta Corp., Ltd.                                        11,121   29,549
*   DEN Networks, Ltd.                                        6,479    8,537
*   Dena Bank                                                26,714   14,219
    Dewan Housing Finance Corp., Ltd.                        28,036  199,638
    Dhampur Sugar Mills, Ltd.                                 3,464   13,165
    Dishman Carbogen Amcis, Ltd.                              9,244   43,402
*   DLF, Ltd.                                                62,051  186,582
    Dredging Corp. Of India, Ltd.                             1,984   19,360
    EID Parry India, Ltd.                                    10,423   54,908
    EIH, Ltd.                                                14,472   31,063
    Electrosteel Castings, Ltd.                              14,500    7,456
    Engineers India, Ltd.                                    27,526   68,134
*   Eros International Media, Ltd.                            5,517   19,044
    Escorts, Ltd.                                            10,792  112,555
    Essel Propack, Ltd.                                       6,079   23,304
*   Eveready Industries India, Ltd.                           4,825   23,145
    Exide Industries, Ltd.                                   32,046  108,664
*   FDC, Ltd.                                                 4,381   12,363
    Federal Bank, Ltd.                                      152,911  275,106
    Finolex Cables, Ltd.                                      9,691   70,504
*   Firstsource Solutions, Ltd.                              49,505   27,958
*   Fortis Healthcare, Ltd.                                  14,249   34,529
    Future Enterprises, Ltd.                                  2,434    1,447
*   Future Retail, Ltd.                                      11,207   70,483
    GAIL India, Ltd.                                         48,947  287,138
    Gateway Distriparks, Ltd.                                 9,577   40,712
    Gati, Ltd.                                                9,843   18,558
    GHCL, Ltd.                                                6,025   22,161
    GIC Housing Finance, Ltd.                                 2,271   18,312
    Godfrey Phillips India, Ltd.                                601   10,619
    Graphite India, Ltd.                                      7,014   22,544
    Grasim Industries, Ltd.                                  24,896  414,652
    Great Eastern Shipping Co., Ltd. (The)                    8,188   50,532

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------- --------
INDIA -- (Continued)
    Greaves Cotton, Ltd.                                      6,939 $ 17,415
    Gujarat Alkalies & Chemicals, Ltd.                        3,823   23,676
*   Gujarat Ambuja Exports, Ltd.                              5,661   10,495
*   Gujarat Fluorochemicals, Ltd.                             4,296   52,035
    Gujarat Mineral Development Corp., Ltd.                  15,723   34,810
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.      5,880   27,355
    Gujarat Pipavav Port, Ltd.                                3,533    8,148
    Gujarat State Petronet, Ltd.                             23,516   71,841
*   Hathway Cable & Datacom, Ltd.                            53,718   27,225
*   HCL Infosystems, Ltd.                                    29,397   22,178
    HCL Technologies, Ltd.                                      946   13,140
*   HEG, Ltd.                                                 5,390   41,732
*   HeidelbergCement India, Ltd.                              9,822   19,748
    Hexaware Technologies, Ltd.                              15,362   62,874
    Hikal, Ltd.                                               6,003   20,708
*   Himachal Futuristic Communications, Ltd.                103,165   29,258
    Himadri Speciality Chemical, Ltd.                        28,900   38,901
    Himatsingka Seide, Ltd.                                   3,227   17,785
    Hindalco Industries, Ltd.                               183,525  629,523
    Hinduja Global Solutions, Ltd.                            1,469   12,043
*   Hindustan Construction Co., Ltd.                         58,971   37,664
    Hindustan Media Ventures, Ltd.                            2,725   11,737
    Honda SIEL Power Products, Ltd.                             505   11,946
*   Housing Development & Infrastructure, Ltd.               42,843   57,904
    HSIL, Ltd.                                                5,251   30,863
    HT Media, Ltd.                                            4,432    6,358
    Huhtamaki PPL, Ltd.                                       3,404   13,432
*   IDBI Bank, Ltd.                                          81,040   75,333
    Idea Cellular, Ltd.                                     206,558  296,983
    IDFC Bank, Ltd.                                          52,937   49,161
*   IFCI, Ltd.                                              127,562   53,680
    IIFL Holdings, Ltd.                                      24,794  230,129
*   IL&FS Transportation Networks, Ltd.                      16,134   23,075
    India Cements, Ltd. (The)                                33,314  106,333
    Indiabulls Housing Finance, Ltd.                         41,324  758,032
    Indian Bank                                              12,903   62,797
    Indian Hotels Co., Ltd.                                  23,397   45,405
*   Indian Overseas Bank                                     79,497   30,981
    Ingersoll-Rand India, Ltd.                                  672    8,991
*   Inox Wind, Ltd.                                           6,588   14,098
    Ipca Laboratories, Ltd.                                   7,005   52,396
    J Kumar Infraprojects, Ltd.                               3,645   16,402
*   Jagran Prakashan, Ltd.                                   13,729   37,668
    Jain Irrigation Systems, Ltd.                            58,090   96,028
*   Jaiprakash Associates, Ltd.                             251,146  114,796
    Jammu & Kashmir Bank, Ltd. (The)                         39,640   51,553
*   Jaypee Infratech, Ltd.                                   86,176   29,368
    JB Chemicals & Pharmaceuticals, Ltd.                      3,541   17,093
    JBF Industries, Ltd.                                      3,357   10,984
    Jindal Poly Films, Ltd.                                   1,754   10,311
    Jindal Saw, Ltd.                                         28,520   45,907
*   Jindal Steel & Power, Ltd.                               62,559  149,016
*   JITF Infralogistics, Ltd.                                 2,293    1,607

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
INDIA -- (Continued)
    JK Cement, Ltd.                                            2,985 $ 47,005
    JK Lakshmi Cement, Ltd.                                    2,854   20,472
    JK Paper, Ltd.                                             7,255   11,021
    JK Tyre & Industries, Ltd.                                 7,877   19,819
    JM Financial, Ltd.                                        37,220   69,808
    JSW Energy, Ltd.                                          66,276   72,307
    JSW Steel, Ltd.                                          139,440  480,384
    Jubilant Life Sciences, Ltd.                              10,098  112,588
*   Just Dial, Ltd.                                            1,833   10,796
*   Kalpataru Power Transmission, Ltd.                         5,875   31,686
    Kalyani Steels, Ltd.                                       4,674   32,226
    Karnataka Bank, Ltd. (The)                                30,949   74,263
    Karur Vysya Bank, Ltd. (The)                              36,190   79,216
*   Kaveri Seed Co., Ltd.                                      3,892   41,981
*   KCP, Ltd.                                                  5,424    8,758
    KEC International, Ltd.                                    6,560   31,241
    Kirloskar Brothers, Ltd.                                   3,469   13,313
*   KNR Constructions, Ltd.                                    2,477    8,144
    KPIT Technologies, Ltd.                                   27,966   55,626
    KPR Mill, Ltd.                                             2,394   29,551
*   KRBL, Ltd.                                                 7,770   55,613
    KSB Pumps, Ltd.                                            1,337   15,536
    Kwality, Ltd.                                              5,565   12,628
    L&T Finance Holdings, Ltd.                                61,204  166,805
    Lakshmi Machine Works, Ltd.                                  278   25,640
    Lakshmi Vilas Bank, Ltd. (The)                             6,781   18,915
    LIC Housing Finance, Ltd.                                 26,547  285,038
    Linde India, Ltd.                                          1,784   12,133
    Mahindra & Mahindra Financial Services, Ltd.              21,485  134,149
*   Mahindra CIE Automotive, Ltd.                             13,480   52,558
    Mahindra Lifespace Developers, Ltd.                        2,136   14,016
    Man Infraconstruction, Ltd.                               12,988   13,138
    Manappuram Finance, Ltd.                                  78,811  131,050
    Marksans Pharma, Ltd.                                     41,168   27,221
    Max Financial Services, Ltd.                               1,865   17,704
    McLeod Russel India, Ltd.                                  8,584   23,458
    Mercator, Ltd.                                             9,655    6,139
    Merck, Ltd.                                                1,383   26,491
    MindTree, Ltd.                                            13,192   97,952
    Motilal Oswal Financial Services, Ltd.                     1,841   30,616
    Mphasis, Ltd.                                             12,343  115,828
    MRF, Ltd.                                                    148  159,361
    Muthoot Finance, Ltd.                                     10,679   78,948
    National Aluminium Co., Ltd.                              73,439   80,105
    Nava Bharat Ventures, Ltd.                                10,426   22,347
    Navin Fluorine International, Ltd.                         1,665   18,051
*   Navkar Corp., Ltd.                                         5,162   16,323
    NCC, Ltd.                                                 64,575   89,734
    NIIT Technologies, Ltd.                                    3,874   30,944
    Nilkamal, Ltd.                                             1,710   49,877
    NOCIL, Ltd.                                                4,448   10,006
*   Oberoi Realty, Ltd.                                       15,798   94,503
*   OCL India, Ltd.                                            1,709   32,796

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
INDIA -- (Continued)
    Omaxe, Ltd.                                               12,406 $ 39,546
    Orient Cement, Ltd.                                        7,237   17,590
    Oriental Bank of Commerce                                 12,870   29,589
*   Patel Engineering, Ltd.                                    6,217    7,987
    PC Jeweller, Ltd.                                         13,152   52,460
    Persistent Systems, Ltd.                                   6,923   69,857
    Petronet LNG, Ltd.                                        20,233   63,954
    Pfizer, Ltd.                                               1,489   41,631
    Phillips Carbon Black, Ltd.                                1,646   14,968
    Piramal Enterprises, Ltd.                                  4,262  196,214
*   Polaris Consulting & Services, Ltd.                        5,149   18,542
    Polyplex Corp., Ltd.                                       1,537   11,069
    Power Finance Corp., Ltd.                                100,884  195,699
*   Praj Industries, Ltd.                                     14,719   17,705
*   Prakash Industries, Ltd.                                   6,192   13,750
*   Prestige Estates Projects, Ltd.                           16,306   68,350
    PTC India Financial Services, Ltd.                        38,975   24,412
    PTC India, Ltd.                                           42,176   79,415
*   Punjab & Sind Bank                                        13,226   11,261
    Radico Khaitan, Ltd.                                       8,334   18,295
    Rain Industries, Ltd.                                     25,025   50,592
    Rajesh Exports, Ltd.                                      11,983  132,973
    Ramco Cements, Ltd. (The)                                  6,820   72,313
    Ramco Industries, Ltd.                                     4,757   17,166
*   Ramco Systems, Ltd.                                        1,512   10,164
    Ramkrishna Forgings, Ltd.                                  1,507   12,432
    Rashtriya Chemicals & Fertilizers, Ltd.                   23,699   32,160
*   Ratnamani Metals & Tubes, Ltd.                             2,005   25,622
*   RattanIndia Power, Ltd.                                   91,896    9,525
    Raymond, Ltd.                                              5,379   66,270
    Redington India, Ltd.                                     39,736   92,684
*   Reliance Communications, Ltd.                            127,476   52,126
*   Reliance Power, Ltd.                                     104,301   73,396
*   Rolta India, Ltd.                                          8,907    8,073
    Rural Electrification Corp., Ltd.                        104,056  283,500
    Sadbhav Engineering, Ltd.                                 11,993   54,790
    Sanghvi Movers, Ltd.                                       3,444   12,520
*   Sequent Scientific, Ltd.                                  12,214   23,496
*   Shipping Corp. of India, Ltd.                             11,298   14,557
    Shriram City Union Finance, Ltd.                           2,149   76,598
    Shriram Transport Finance Co., Ltd.                        4,809   76,752
*   Sical Logistics, Ltd.                                      2,968   11,954
    Simplex Infrastructures, Ltd.                              2,715   20,370
    Sintex Industries, Ltd.                                   57,537   33,411
*   Sintex Plastics Technology, Ltd.                          57,537   76,640
*   Siyaram Silk Mills, Ltd.                                     572   18,604
    Sobha, Ltd.                                                4,729   29,478
    Sonata Software, Ltd.                                      5,128   13,345
    South Indian Bank, Ltd. (The)                             97,154   45,825
    SREI Infrastructure Finance, Ltd.                         37,294   67,995
    SRF, Ltd.                                                  2,383   56,396
    State Bank of India                                       12,640   61,610
    Strides Shasun, Ltd.                                       6,329  104,193

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Sundaram-Clayton, Ltd.                                      244 $    17,147
    Sunteck Realty, Ltd.                                      3,604      12,885
    Sutlej Textiles and Industries, Ltd.                        592       8,265
    Suven Life Sciences, Ltd.                                 2,212       5,726
*   Syndicate Bank                                           25,260      28,982
    TAKE Solutions, Ltd.                                      5,322      12,323
    Tamil Nadu Newsprint & Papers, Ltd.                       3,357      19,424
    Tata Chemicals, Ltd.                                     10,935     105,443
    Tata Global Beverages, Ltd.                              66,514     176,393
    Tata Steel, Ltd.                                         49,276     435,928
    Tech Mahindra, Ltd.                                      24,288     145,724
    Techno Electric & Engineering Co., Ltd.                   5,362      30,471
    Time Technoplast, Ltd.                                   10,500      26,789
    Titagarh Wagons, Ltd.                                    11,040      21,024
    Transport Corp. of India, Ltd.                            3,428      16,830
    Trident, Ltd.                                            16,613      21,420
*   Triveni Engineering & Industries, Ltd.                    9,311      11,724
    Tube Investments of India, Ltd.                          10,281     125,130
    TV Today Network, Ltd.                                    2,611       9,850
*   TV18 Broadcast, Ltd.                                     86,868      54,138
*   UCO Bank                                                 43,518      22,536
    Uflex, Ltd.                                               4,170      28,879
    Unichem Laboratories, Ltd.                                6,091      25,092
*   Union Bank of India                                      27,772      68,549
*   Unitech, Ltd.                                           397,021      54,167
*   United Bank of India                                     29,567       8,981
    UPL, Ltd.                                                25,186     343,338
    VA Tech Wabag, Ltd.                                       4,125      39,166
*   Vardhman Textiles, Ltd.                                   2,918      55,629
    Vedanta, Ltd.                                           158,687     691,282
*   Videocon Industries, Ltd.                                11,739       4,536
    Vijaya Bank                                              51,437      56,155
    Voltas, Ltd.                                              5,813      45,732
*   VST Tillers Tractors, Ltd.                                  380      13,016
    Welspun Corp., Ltd.                                      15,728      31,809
    West Coast Paper Mills, Ltd.                              3,403      10,673
    Wockhardt, Ltd.                                           3,683      34,885
    Zee Media Corp., Ltd.                                    34,161      20,603
    Zensar Technologies, Ltd.                                 2,085      26,046
                                                                    -----------
TOTAL INDIA                                                          18,226,246
                                                                    -----------
INDONESIA -- (0.8%)
    Adaro Energy Tbk PT                                   2,420,100     324,121
    Adhi Karya Persero Tbk PT                               264,400      44,025
    Agung Podomoro Land Tbk PT                              466,200       7,837
    Alam Sutera Realty Tbk PT                             1,729,800      41,811
*   Aneka Tambang Persero Tbk PT                          1,917,480      99,285
    Astra Agro Lestari Tbk PT                                53,600      59,230
*   Bank Artha Graha Internasional Tbk PT                 2,457,100      17,132
    Bank Bukopin Tbk                                        371,100      16,562
    Bank Danamon Indonesia Tbk PT                           447,700     191,445
    Bank Maybank Indonesia Tbk PT                         1,173,000      27,630
*   Bank Pan Indonesia Tbk PT                               521,700      42,470

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
INDONESIA -- (Continued)
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT      418,000 $ 64,932
    Bank Pembangunan Daerah Jawa Timur Tbk PT                 382,300   18,068
*   Bank Permata Tbk PT                                       726,176   38,430
    Bank Tabungan Negara Persero Tbk PT                       649,900  126,806
*   Barito Pacific Tbk PT                                     982,800  122,827
    Bekasi Fajar Industrial Estate Tbk PT                     835,100   19,427
    BISI International Tbk PT                                 130,500   14,990
    Ciputra Development Tbk PT                              1,560,286  121,208
*   Delta Dunia Makmur Tbk PT                               1,079,400   64,417
*   Eagle High Plantations Tbk PT                           2,331,500   38,138
    Elnusa Tbk PT                                             671,700   13,514
    Fajar Surya Wisesa Tbk PT                                  92,000   31,623
    Gajah Tunggal Tbk PT                                      335,500   24,156
*   Garuda Indonesia Persero Tbk PT                           440,200   11,438
    Global Mediacom Tbk PT                                  1,106,900   43,173
*   Hanson International Tbk PT                             6,480,500   63,232
    Holcim Indonesia Tbk PT                                   208,000   12,182
    Indah Kiat Pulp & Paper Corp. Tbk PT                      414,200   86,127
*   Indika Energy Tbk PT                                      376,500   23,311
    Indo Tambangraya Megah Tbk PT                              50,300   75,503
    Intiland Development Tbk PT                               944,900   28,510
    Japfa Comfeed Indonesia Tbk PT                            631,100   55,160
    KMI Wire & Cable Tbk PT                                   433,700   15,758
*   Krakatau Steel Persero Tbk PT                             704,932   31,475
*   Lippo Cikarang Tbk PT                                      85,400   28,143
    Lippo Karawaci Tbk PT                                   2,647,800  142,068
    Malindo Feedmill Tbk PT                                    85,300    6,144
*   Matahari Putra Prima Tbk PT                               158,900    7,633
*   Medco Energi Internasional Tbk PT                         247,700   49,455
    Media Nusantara Citra Tbk PT                              356,600   48,145
    Mitra Adiperkasa Tbk PT                                    54,900   25,956
*   MNC Investama Tbk PT                                    3,256,000   26,634
*   MNC Land Tbk PT                                            98,400    9,141
    Modernland Realty Tbk PT                                1,269,000   26,476
    Multipolar Tbk PT                                       1,396,100   21,802
*   Nirvana Development Tbk PT                                652,600    3,626
*   Nusantara Infrastructure Tbk PT                         1,500,000   15,196
    Pabrik Kertas Tjiwi Kimia Tbk PT                          184,400   16,331
    Pan Brothers Tbk PT                                       677,300   25,670
*   Panin Financial Tbk PT                                  1,528,100   28,660
    Pembangunan Perumahan Persero Tbk PT                      370,500   84,300
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT     459,700   48,620
    Ramayana Lestari Sentosa Tbk PT                           303,000   21,491
    Salim Ivomas Pratama Tbk PT                               511,500   19,582
    Semen Indonesia Persero Tbk PT                            210,900  157,414
*   Sentul City Tbk PT                                      3,313,700   22,879
    Sri Rejeki Isman Tbk PT                                 1,787,400   45,312
    Surya Semesta Internusa Tbk PT                            835,700   42,981
    Tambang Batubara Bukit Asam Persero Tbk PT                  7,800    7,667
    Tempo Scan Pacific Tbk PT                                 117,300   17,032
*   Tiga Pilar Sejahtera Food Tbk                             221,200   21,665
    Timah Persero Tbk PT                                      355,200   21,457
    Tiphone Mobile Indonesia Tbk PT                           247,700   23,333

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
INDONESIA -- (Continued)
    Tunas Baru Lampung Tbk PT                               239,000 $   26,644
*   Vale Indonesia Tbk PT                                   320,400     58,125
*   Visi Media Asia Tbk PT                                  950,100     22,381
    Wijaya Karya Beton Tbk PT                               450,300     20,460
    Wijaya Karya Persero Tbk PT                             351,000     54,770
*   XL Axiata Tbk PT                                        480,400    121,158
                                                                    ----------
TOTAL INDONESIA                                                      3,334,304
                                                                    ----------
IRELAND -- (0.7%)
*   Bank of Ireland Group P.L.C.                            259,138  2,162,709
    C&C Group P.L.C.                                         48,489    175,630
    IFG Group P.L.C.                                          8,899     18,444
    Paddy Power Betfair P.L.C.                                5,477    548,752
                                                                    ----------
TOTAL IRELAND                                                        2,905,535
                                                                    ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                          22,368      1,709
    Africa Israel Residences, Ltd.                              561     10,569
    Albaad Massuot Yitzhak, Ltd.                              1,030     16,750
*   Allot Communications, Ltd.                                5,253     26,111
    Ashtrom Properties, Ltd.                                  4,071     17,839
*   AudioCodes, Ltd.                                          2,412     16,436
*   Azorim-Investment Development & Construction Co., Ltd.   17,209     16,432
*   Ceragon Networks, Ltd.                                    9,193     21,345
*   Clal Insurance Enterprises Holdings, Ltd.                 4,144     67,096
    Delek Group, Ltd.                                           508    104,032
    Delta-Galil Industries, Ltd.                              1,823     50,486
    El Al Israel Airlines                                    32,208     30,646
    Energix-Renewable Energies, Ltd.                         15,730     12,844
*   Equital, Ltd.                                             1,258     29,885
    First International Bank Of Israel, Ltd.                  7,144    130,391
    Formula Systems 1985, Ltd.                                1,105     40,533
    Fox Wizel, Ltd.                                           1,371     28,442
*   Hadera Paper, Ltd.                                          663     40,517
    Harel Insurance Investments & Financial Services, Ltd.   18,869    112,204
*   Israel Discount Bank, Ltd. Class A                      100,511    259,106
    Israel Land Development Co., Ltd. (The)                   1,241     11,585
*   Jerusalem Oil Exploration                                 1,494     79,272
*   Kenon Holdings, Ltd.                                      1,970     27,419
    Maabarot Products, Ltd.                                     671     12,620
    Magic Software Enterprises, Ltd.                          3,186     25,291
    Menora Mivtachim Holdings, Ltd.                           3,936     47,712
    Migdal Insurance & Financial Holding, Ltd.               70,501     72,319
    Mizrahi Tefahot Bank, Ltd.                               10,941    197,703
*   Naphtha Israel Petroleum Corp., Ltd.                      4,316     29,402
    Neto ME Holdings, Ltd.                                      149     14,562
*   Nova Measuring Instruments, Ltd.                            786     18,501
    Oil Refineries, Ltd.                                    189,838     88,274
    Paz Oil Co., Ltd.                                           815    136,066
*   Phoenix Holdings, Ltd. (The)                             12,636     53,752
    Plasson Industries, Ltd.                                    413     15,192
    Scope Metals Group, Ltd.                                  1,007     28,170

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
ISRAEL -- (Continued)
    Shikun & Binui, Ltd.                                     29,406 $   67,618
    Summit Real Estate Holdings, Ltd.                         4,845     31,790
*   Union Bank of Israel                                      3,930     20,213
                                                                    ----------
TOTAL ISRAEL                                                         2,010,834
                                                                    ----------
ITALY -- (2.6%)
    A2A SpA                                                 200,108    340,408
    ACEA SpA                                                  6,690    100,427
*   Aeffe SpA                                                10,963     23,241
    Anima Holding SpA                                        27,015    219,241
*   Arnoldo Mondadori Editore SpA                            29,190     60,805
    Ascopiave SpA                                             9,762     40,003
    Astaldi SpA                                               6,192     41,130
#*  Banca Carige SpA                                        107,327     32,218
    Banca IFIS SpA                                            3,245    152,290
    Banca Mediolanum SpA                                     11,354     99,278
    Banca Popolare di Sondrio SCPA                           61,825    269,783
    Banca Profilo SpA                                        49,549     12,511
    Banca Sistema SpA                                         5,787     15,156
*   Banco BPM SpA                                           257,482    937,804
    Banco di Desio e della Brianza SpA                        6,054     17,844
    BasicNet SpA                                              2,430     11,361
    BPER Banca                                               99,170    544,794
    Buzzi Unicem SpA                                         11,828    299,561
    Cairo Communication SpA                                   9,257     43,113
    Cembre SpA                                                  709     17,595
    Cementir Holding SpA                                     14,519    103,425
    CIR-Compagnie Industriali Riunite SpA                    64,651     96,214
    Credito Emiliano SpA                                     12,526    108,046
#*  Credito Valtellinese SpA                                 18,005     87,281
*   d'Amico International Shipping SA                        38,193     11,870
    Danieli & C Officine Meccaniche SpA                       2,233     57,520
    Ei Towers SpA                                             1,284     78,550
    Emak SpA                                                 11,332     21,184
    ePrice SpA                                                  188        826
    ERG SpA                                                  10,105    144,395
    Esprinet SpA                                              3,232     24,965
*   Eurotech SpA                                              6,133      9,447
    Falck Renewables SpA                                     18,916     28,401
*   Fiat Chrysler Automobiles NV                             99,560  1,200,530
*   Fincantieri SpA                                          66,541     78,621
    FNM SpA                                                  12,567      7,991
*   GEDI Gruppo Editoriale SpA                               19,921     18,491
    Geox SpA                                                  9,779     38,809
    Hera SpA                                                 89,652    289,898
*   IMMSI SpA                                                32,899     17,834
    Infrastrutture Wireless Italiane SpA                     17,938    115,836
*   Intek Group SpA                                          39,765     14,034
    Italmobiliare SpA                                         2,570     73,012
    La Doria SpA                                              1,831     22,226
    Leonardo SpA                                             36,881    642,700
    Massimo Zanetti Beverage Group SpA                        1,313     12,450
*   Mediaset SpA                                             91,865    359,106

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Mediobanca SpA                                           78,387 $   817,860
    Nice SpA                                                  4,797      20,436
    OVS SpA                                                  18,222     137,840
    Panariagroup Industrie Ceramiche SpA                      2,751      18,266
    Parmalat SpA                                             40,973     148,481
    Piaggio & C SpA                                          19,546      54,262
    Poste Italiane SpA                                       30,434     224,032
    Prima Industrie SpA                                         862      26,864
    Reno de Medici SpA                                       13,513       6,840
*   Retelit SpA                                              17,096      26,246
    Sabaf SpA                                                 1,702      30,715
    SAES Getters SpA                                            711      14,932
*   Safilo Group SpA                                          4,661      35,737
*   Saipem SpA                                               77,977     319,953
    Salini Impregilo SpA                                     24,074      84,565
    Saras SpA                                                69,866     160,754
*   Snaitech SpA                                             11,976      23,173
    Societa Cattolica di Assicurazioni SCRL                  23,366     202,055
    Societa Iniziative Autostradali e Servizi SpA             8,884     122,243
*   Sogefi SpA                                                6,369      32,305
    SOL SpA                                                   4,317      52,395
    Tod's SpA                                                 1,131      78,574
*   Trevi Finanziaria Industriale SpA                         9,084       7,734
    Unione di Banche Italiane SpA                           173,600     838,674
    Unipol Gruppo Finanziario SpA                            63,734     298,382
    UnipolSai Assicurazioni SpA                             134,339     310,562
    Vittoria Assicurazioni SpA                                3,992      55,947
#*  Yoox Net-A-Porter Group SpA                               6,238     206,617
                                                                    -----------
TOTAL ITALY                                                          11,298,669
                                                                    -----------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)                                      62,000     319,649
    A&D Co., Ltd.                                             3,400      14,128
    Achilles Corp.                                            2,200      38,756
    ADEKA Corp.                                              12,100     185,749
    Ahresty Corp.                                             4,400      44,797
    Aichi Bank, Ltd. (The)                                    1,300      72,320
    Aichi Corp.                                               4,300      30,476
    Aichi Steel Corp.                                         1,900      79,518
    Aida Engineering, Ltd.                                    8,600      86,984
    Airport Facilities Co., Ltd.                              4,000      21,758
    Aisan Industry Co., Ltd.                                  6,500      58,055
    Akita Bank, Ltd. (The)                                   33,000      95,358
    Albis Co., Ltd.                                             500      20,875
    Alconix Corp.                                             2,400      47,462
    Alinco, Inc.                                              2,700      30,184
    Alpen Co., Ltd.                                           3,600      65,798
    Alpha Corp.                                               1,100      24,432
    Alpine Electronics, Inc.                                  6,500     118,509
    Alps Logistics Co., Ltd.                                  2,100      15,150
    Anritsu Corp.                                            15,200     122,465
    AOI Electronic Co., Ltd.                                    400      16,291
    AOI TYO Holdings, Inc.                                    1,100      11,401

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    AOKI Holdings, Inc.                                       7,700 $ 99,669
    Aomori Bank, Ltd. (The)                                  33,000  115,446
    Aoyama Trading Co., Ltd.                                  9,100  317,200
    Arakawa Chemical Industries, Ltd.                         3,000   52,708
    Arata Corp.                                               1,400   49,503
    Arcland Sakamoto Co., Ltd.                                3,800   52,018
    Arcs Co., Ltd.                                            5,600  121,104
    Arealink Co., Ltd.                                        1,200   15,829
    Artnature, Inc.                                           3,900   25,139
    Asahi Broadcasting Corp.                                  2,400   18,061
    Asahi Diamond Industrial Co., Ltd.                        8,500   64,284
    Asahi Holdings, Inc.                                      1,900   35,705
    Asahi Kogyosha Co., Ltd.                                    800   24,110
    Asahi Yukizai Corp.                                      13,000   30,974
    Asanuma Corp.                                             8,000   24,505
    Ashimori Industry Co., Ltd.                               9,000   28,688
    Asia Pile Holdings Corp.                                  4,100   27,788
    ASKA Pharmaceutical Co., Ltd.                             3,500   52,385
    Asti Corp.                                                4,000   21,895
    Asunaro Aoki Construction Co., Ltd.                       4,500   38,604
    Autobacs Seven Co., Ltd.                                  8,900  148,291
    Avex Group Holdings, Inc.                                 5,700   74,955
    Awa Bank, Ltd. (The)                                     30,000  197,031
    Bando Chemical Industries, Ltd.                           4,500   46,043
    Bank of Iwate, Ltd. (The)                                 2,900  112,881
    Bank of Kochi, Ltd. (The)                                10,000   11,419
    Bank of Nagoya, Ltd. (The)                                2,400   88,287
    Bank of Okinawa, Ltd. (The)                               3,980  157,141
    Bank of Saga, Ltd. (The)                                 23,000   54,401
    Bank of the Ryukyus, Ltd.                                 7,000   99,916
    Bank of Toyama, Ltd. (The)                                  400   14,912
    Belluna Co., Ltd.                                         9,000  103,494
    Bookoff Corp.                                             2,300   16,858
    Bunka Shutter Co., Ltd.                                   8,500   73,129
    C Uyemura & Co., Ltd.                                       900   51,635
    C'BON COSMETICS Co., Ltd.                                   600   13,519
    Canare Electric Co., Ltd.                                   600   13,523
    Canon Electronics, Inc.                                   3,000   58,413
    Carlit Holdings Co., Ltd.                                 2,300   13,371
    Cawachi, Ltd.                                             3,400   83,916
    Central Glass Co., Ltd.                                  35,000  153,561
    Central Security Patrols Co., Ltd.                        1,000   18,380
    Chiba Kogyo Bank, Ltd. (The)                              7,800   40,224
    Chilled & Frozen Logistics Holdings Co., Ltd.             1,400   16,659
    Chino Corp.                                               1,700   19,268
    Chiyoda Integre Co., Ltd.                                 1,400   30,068
    Chori Co., Ltd.                                           2,100   38,918
    Chubu Shiryo Co., Ltd.                                    3,100   44,713
    Chuetsu Pulp & Paper Co., Ltd.                           20,000   41,702
    Chugai Ro Co., Ltd.                                      11,000   21,842
    Chugoku Bank, Ltd. (The)                                 26,900  389,921
    Chugoku Marine Paints, Ltd.                              10,900   84,693
    Chukyo Bank, Ltd. (The)                                   1,300   27,365

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES VALUE++
                                                              ------ --------
JAPAN -- (Continued)
    Chuo Gyorui Co., Ltd.                                      5,000 $ 13,106
    CI Takiron Corp.                                           9,000   49,019
    Citizen Watch Co., Ltd.                                   37,500  278,819
    CKD Corp.                                                  3,800   63,667
    Cleanup Corp.                                              4,700   37,841
    CMIC Holdings Co., Ltd.                                    1,800   25,001
    CMK Corp.                                                  9,600   85,822
    Computer Engineering & Consulting, Ltd.                    2,200   42,671
    Cosmo Energy Holdings Co., Ltd.                           10,200  176,739
    Create Medic Co., Ltd.                                     1,500   13,430
    Credit Saison Co., Ltd.                                   24,500  471,906
    CTI Engineering Co., Ltd.                                  2,500   24,986
    Dai Nippon Toryo Co., Ltd.                                19,000   52,866
    Dai-Dan Co., Ltd.                                          5,000   68,442
    Dai-ichi Seiko Co., Ltd.                                   1,900   42,407
    Daibiru Corp.                                              8,200   92,404
    Daido Kogyo Co., Ltd.                                      5,000   15,269
    Daido Metal Co., Ltd.                                      4,800   43,023
    Daido Steel Co., Ltd.                                     47,000  286,027
    Daihatsu Diesel Manufacturing Co., Ltd.                    2,000   12,952
    Daihen Corp.                                              13,000  115,893
    Daiho Corp.                                               13,000   62,825
    Daiichi Jitsugyo Co., Ltd.                                 7,000   40,617
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                     2,500   30,164
    Daiken Corp.                                               2,000   49,000
    Daiki Aluminium Industry Co., Ltd.                         6,000   36,863
    Daikoku Denki Co., Ltd.                                    1,000   15,544
    Daikyo, Inc.                                              44,000   92,162
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   10,000   83,588
    Daio Paper Corp.                                          10,500  136,344
    Daisan Bank, Ltd. (The)                                    1,900   29,544
    Daishi Bank, Ltd. (The)                                   48,000  219,978
    Daisue Construction Co., Ltd.                              1,300   12,256
    Daito Bank, Ltd. (The)                                    27,000   41,105
    Daito Pharmaceutical Co., Ltd.                             1,800   48,027
    Daitron Co., Ltd.                                          1,400   19,892
    Daiwabo Holdings Co., Ltd.                                28,000  110,191
    DCM Holdings Co., Ltd.                                    17,100  148,913
    Denka Co., Ltd.                                           57,000  316,557
    Denyo Co., Ltd.                                            2,900   50,990
    Dexerials Corp.                                            6,400   77,345
    DIC Corp.                                                 10,200  384,728
    DKS Co., Ltd.                                             10,000   48,311
    Doshisha Co., Ltd.                                         2,900   58,422
    Doutor Nichires Holdings Co., Ltd.                         4,100   90,614
    Dowa Holdings Co., Ltd.                                   35,000  282,567
    DSB Co., Ltd.                                              1,700    9,910
    Dunlop Sports Co., Ltd.                                    1,600   16,322
    Eagle Industry Co., Ltd.                                   2,800   48,732
    Ebara Corp.                                               10,000  292,540
    Ebara Jitsugyo Co., Ltd.                                   1,000   14,187
    Eco's Co., Ltd.                                            1,400   14,159
    EDION Corp.                                               19,600  180,586

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------- --------
JAPAN -- (Continued)
    Ehime Bank, Ltd. (The)                                    6,000 $ 75,820
    Eidai Co., Ltd.                                           3,000   14,169
    Eighteenth Bank, Ltd. (The)                              30,000   79,849
    Elematec Corp.                                            1,100   19,955
    Endo Lighting Corp.                                       1,100   12,444
    Enplas Corp.                                              1,400   57,615
    ESPEC Corp.                                               3,600   61,498
    Excel Co., Ltd.                                           1,800   23,438
    Exedy Corp.                                               5,000  156,485
    F-Tech, Inc.                                              1,700   23,522
    Falco Holdings Co., Ltd.                                  1,200   16,794
    FCC Co., Ltd.                                             5,000  109,339
    Ferrotec Holdings Corp.                                   6,300   93,486
    FIDEA Holdings Co., Ltd.                                 38,700   63,451
    First Juken Co., Ltd.                                     1,000   14,359
    FJ Next Co., Ltd.                                         2,400   19,325
    Foster Electric Co., Ltd.                                 4,000   78,541
    France Bed Holdings Co., Ltd.                             3,000   27,319
    Fudo Tetra Corp.                                         15,400   25,423
    Fuji Co., Ltd.                                            2,500   62,239
    Fuji Corp., Ltd.                                          2,700   18,312
    Fuji Kiko Co., Ltd.                                       3,200   21,322
    Fuji Oil Co., Ltd.                                        8,400   25,601
    Fuji Oil Holdings, Inc.                                   1,400   33,078
    Fuji Pharma Co., Ltd.                                       900   30,774
    Fuji Soft, Inc.                                           3,500  100,444
    Fujibo Holdings, Inc.                                     1,500   45,511
    Fujikura Kasei Co., Ltd.                                  2,800   16,462
    Fujikura Rubber, Ltd.                                     3,100   19,646
    Fujikura, Ltd.                                           68,000  572,509
    Fujimi, Inc.                                              1,900   42,878
    Fujimori Kogyo Co., Ltd.                                  2,200   65,543
    Fujisash Co., Ltd.                                       12,900   13,305
    Fujitec Co., Ltd.                                         6,100   84,150
    Fujitsu Frontech, Ltd.                                    2,800   53,328
    FuKoKu Co., Ltd.                                          1,800   17,068
    Fukuda Corp.                                              1,100   50,455
    Fukuda Denshi Co., Ltd.                                     800   59,470
    Fukui Bank, Ltd. (The)                                   43,000  104,791
    Fukuoka Financial Group, Inc.                           126,000  580,902
    Fukushima Bank, Ltd. (The)                               26,000   20,498
    Fukuyama Transporting Co., Ltd.                          24,000  153,288
    Furukawa Battery Co., Ltd. (The)                          3,000   25,069
    Furukawa Co., Ltd.                                       52,000   96,473
    Furukawa Electric Co., Ltd.                               4,500  203,080
    Furuno Electric Co., Ltd.                                 6,500   38,929
    Furusato Industries, Ltd.                                 1,000   15,918
    Fuso Pharmaceutical Industries, Ltd.                        700   17,620
    Futaba Industrial Co., Ltd.                               5,400   55,950
    Fuyo General Lease Co., Ltd.                              3,100  181,742
    G-Tekt Corp.                                              3,200   61,930
    Gakken Holdings Co., Ltd.                                   600   17,843
    Gecoss Corp.                                              2,300   26,052

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES VALUE++
                                                              ------ --------
JAPAN -- (Continued)
    Geo Holdings Corp.                                         5,700 $ 62,320
    Gfoot Co., Ltd.                                            2,100   15,509
    GLOBERIDE, Inc.                                            1,200   20,772
    Godo Steel, Ltd.                                           3,100   59,065
    Goldcrest Co., Ltd.                                        2,900   64,599
    Grandy House Corp.                                         4,100   16,168
    GS Yuasa Corp.                                            54,000  254,867
    GSI Creos Corp.                                            9,000   11,995
    Gunma Bank, Ltd. (The)                                    59,500  348,608
    Gunze, Ltd.                                               40,000  154,355
    H-One Co., Ltd.                                            2,800   32,109
    H2O Retailing Corp.                                       16,500  269,991
    Hachijuni Bank, Ltd. (The)                                64,700  410,771
    Hagihara Industries, Inc.                                  1,200   34,429
    Hagiwara Electric Co., Ltd.                                  600   12,822
    Hakudo Co., Ltd.                                           1,000   16,467
    Hakuto Co., Ltd.                                           3,000   40,455
    Hamakyorex Co., Ltd.                                       2,700   71,389
    Haneda Zenith Holdings Co., Ltd.                           3,900   12,149
    Hanwa Co., Ltd.                                           26,000  185,943
    Happinet Corp.                                             2,800   50,515
    Hard Off Corp. Co., Ltd.                                   1,300   13,479
    Harima Chemicals Group, Inc.                               2,900   28,182
    Haruyama Holdings, Inc.                                    2,000   18,468
    Hazama Ando Corp.                                         24,300  167,683
    Heiwa Corp.                                                7,700  169,395
    Heiwa Real Estate Co., Ltd.                                5,600   87,827
    Heiwado Co., Ltd.                                          4,100   93,169
    Helios Techno Holdings Co., Ltd.                           2,500   17,860
    HI-LEX Corp.                                               3,000   78,411
    Hibiya Engineering, Ltd.                                   2,900   53,028
    Hirakawa Hewtech Corp.                                     2,000   27,379
    Hiroshima Bank, Ltd. (The)                                84,000  359,079
    Hiroshima Electric Railway Co., Ltd.                       4,000   18,860
    Hitachi Capital Corp.                                      8,100  192,696
    Hitachi Maxell, Ltd.                                       4,900  108,424
    Hitachi Transport System, Ltd.                             5,400  124,295
    Hitachi Zosen Corp.                                       26,500  139,495
    Hodogaya Chemical Co., Ltd.                                1,000   42,914
    Hogy Medical Co., Ltd.                                     1,800  131,374
    Hokkaido Coca-Cola Bottling Co., Ltd.                      3,000   19,209
    Hokkan Holdings, Ltd.                                      8,000   30,752
    Hokko Chemical Industry Co., Ltd.                          4,000   21,810
    Hokkoku Bank, Ltd. (The)                                  40,000  161,656
    Hokuetsu Bank, Ltd. (The)                                  3,600   85,461
    Hokuetsu Industries Co., Ltd.                              2,200   19,139
    Hokuetsu Kishu Paper Co., Ltd.                            30,100  211,210
    Hokuhoku Financial Group, Inc.                            20,300  330,006
    Hokuriku Electric Industry Co., Ltd.                      12,000   17,733
    Hokuriku Electrical Construction Co., Ltd.                 1,700   14,620
    Hokuto Corp.                                               3,300   58,881
    Honeys Holdings Co., Ltd.                                  2,400   27,109
    Hoosiers Holdings                                          3,600   36,098

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Hosokawa Micron Corp.                                        1,000 $ 48,584
    Howa Machinery, Ltd.                                         2,600   19,203
    Hyakugo Bank, Ltd. (The)                                    44,000  177,414
    Hyakujushi Bank, Ltd. (The)                                 43,000  139,486
    I-O Data Device, Inc.                                        1,200   13,307
    Ibiden Co., Ltd.                                            19,600  340,149
    IBJ Leasing Co., Ltd.                                        5,200  123,709
    Ichiken Co., Ltd.                                            6,000   22,253
    Ichinen Holdings Co., Ltd.                                   2,900   34,018
    Ichiyoshi Securities Co., Ltd.                               6,000   53,797
    Idemitsu Kosan Co., Ltd.                                    12,000  291,258
    Iino Kaiun Kaisha, Ltd.                                     13,500   62,074
    IJT Technology Holdings Co., Ltd.                            4,600   26,010
    Ikegami Tsushinki Co., Ltd.                                 14,000   20,295
    Imagica Robot Holdings, Inc.                                 1,800   11,417
    Imasen Electric Industrial                                   2,100   23,512
    Inaba Denki Sangyo Co., Ltd.                                 3,300  129,979
    Inabata & Co., Ltd.                                         10,100  141,972
    Ines Corp.                                                   8,400   79,799
    Innotech Corp.                                               3,800   25,885
    Internet Initiative Japan, Inc.                              4,200   75,931
    Iseki & Co., Ltd.                                            2,900   60,318
    Isetan Mitsukoshi Holdings, Ltd.                            53,800  524,288
*   Ishihara Sangyo Kaisha, Ltd.                                 6,200   67,920
    Itochu Enex Co., Ltd.                                        7,000   62,990
    Itochu-Shokuhin Co., Ltd.                                    1,000   41,532
    Itoki Corp.                                                  7,300   59,299
    IwaiCosmo Holdings, Inc.                                     3,600   42,219
    Iwaki & Co., Ltd.                                            6,000   22,293
    Iwasaki Electric Co., Ltd.                                  13,000   25,135
    Iwatani Corp.                                               25,000  162,069
    Iyo Bank, Ltd. (The)                                        37,000  302,107
    J Trust Co., Ltd.                                           10,900   86,889
    J-Oil Mills, Inc.                                            1,800   62,822
    Jaccs Co., Ltd.                                             21,000   98,453
    Janome Sewing Machine Co., Ltd.                              3,300   26,890
    Japan Asia Group, Ltd.                                       2,900   11,285
    Japan Aviation Electronics Industry, Ltd.                    8,000  126,393
    Japan Cash Machine Co., Ltd.                                 3,500   37,771
#*  Japan Display, Inc.                                         71,500  127,964
    Japan Oil Transportation Co., Ltd.                             700   17,458
    Japan Pulp & Paper Co., Ltd.                                17,000   65,043
    Japan Radio Co., Ltd.                                        1,800   23,243
    Japan Securities Finance Co., Ltd.                          17,400   87,351
    Japan Steel Works, Ltd. (The)                               10,300  170,107
    Japan Transcity Corp.                                        7,000   27,073
    Japan Wool Textile Co., Ltd. (The)                          10,100   86,529
    JBCC Holdings, Inc.                                          1,700   14,316
    Jimoto Holdings, Inc.                                       20,100   35,889
    JK Holdings Co., Ltd.                                        2,700   17,133
    JMS Co., Ltd.                                                6,000   17,901
    Joban Kosan Co., Ltd.                                          900   14,782
    Joshin Denki Co., Ltd.                                       6,000   84,418

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    JSP Corp.                                                    2,000 $ 63,197
    Juki Corp.                                                     500    7,564
    Juroku Bank, Ltd. (The)                                     52,000  164,853
    JVC Kenwood Corp.                                           24,900   72,501
    K's Holdings Corp.                                           8,100  162,614
*   Kadokawa Dwango                                              9,100  120,214
    Kaga Electronics Co., Ltd.                                   2,700   59,556
    Kamei Corp.                                                  5,900   84,324
    Kamigumi Co., Ltd.                                          37,000  396,532
    Kanaden Corp.                                                2,600   27,675
    Kanagawa Chuo Kotsu Co., Ltd.                                4,000   26,415
    Kanamoto Co., Ltd.                                           1,300   46,604
    Kandenko Co., Ltd.                                          15,000  160,532
    Kaneka Corp.                                                36,000  288,474
    Kaneko Seeds Co., Ltd.                                         900   11,767
    Kanematsu Corp.                                             61,000  133,305
    Kanemi Co., Ltd.                                               400   12,333
    Kansai Urban Banking Corp.                                   4,200   53,847
    Kasai Kogyo Co., Ltd.                                        3,300   42,957
    Katakura & Co-op Agri Corp.                                 11,000   26,331
    Kato Sangyo Co., Ltd.                                        3,200   86,193
    Kato Works Co., Ltd.                                         2,400   77,205
    KAWADA TECHNOLOGIES, Inc.                                      600   41,199
    Kawagishi Bridge Works Co., Ltd.                             2,000   16,770
    Kawai Musical Instruments Manufacturing Co., Ltd.              900   18,752
    Keihanshin Building Co., Ltd.                                7,000   44,303
    Keihin Corp.                                                 7,600  109,356
    Keiyo Bank, Ltd. (The)                                      36,000  152,311
    Keiyo Co., Ltd.                                              3,500   24,313
    Kenedix, Inc.                                               29,100  148,984
    Kinden Corp.                                                 3,800   59,149
    Kintetsu World Express, Inc.                                 6,100  106,823
    Kirindo Holdings Co., Ltd.                                     600    6,149
    Kita-Nippon Bank, Ltd. (The)                                 1,400   40,149
    Kitagawa Iron Works Co., Ltd.                                1,200   25,650
    Kitano Construction Corp.                                    6,000   20,778
    Kitz Corp.                                                  12,500  111,855
    Kiyo Bank, Ltd. (The)                                        9,700  162,224
*   KNT-CT Holdings Co., Ltd.                                   18,000   30,125
    Koa Corp.                                                    4,000   70,563
    Koatsu Gas Kogyo Co., Ltd.                                   3,700   27,492
*   Kobe Steel, Ltd.                                            49,700  621,648
    Kohnan Shoji Co., Ltd.                                       7,000  127,656
    Kohsoku Corp.                                                1,500   14,898
*   Kojima Co., Ltd.                                             5,800   19,302
    Kokuyo Co., Ltd.                                            16,800  267,524
    KOMAIHALTEC, Inc.                                              600   12,358
    Komatsu Wall Industry Co., Ltd.                              1,200   22,611
    Komehyo Co., Ltd.                                            1,100   12,993
    Komeri Co., Ltd.                                             4,500  131,659
    Konaka Co., Ltd.                                             4,200   22,658
    Kondotec, Inc.                                               1,800   16,382
    Konica Minolta, Inc.                                        35,700  295,710

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Konishi Co., Ltd.                                            4,000 $ 61,107
    Konoike Transport Co., Ltd.                                  3,800   51,753
*   Kosaido Co., Ltd.                                            6,500   21,805
    Kosei Securities Co., Ltd. (The)                             9,000   13,048
    Krosaki Harima Corp.                                         9,000   39,415
    KRS Corp.                                                    1,200   32,540
    KU Holdings Co., Ltd.                                        2,600   23,618
    Kurabo Industries, Ltd.                                     46,000  119,384
    Kureha Corp.                                                 2,000  100,575
    Kurimoto, Ltd.                                               1,600   29,976
    Kuriyama Holdings Corp.                                      1,000   19,563
    Kuroda Electric Co., Ltd.                                    5,100   97,510
    KYB Corp.                                                   31,000  174,966
    Kyodo Printing Co., Ltd.                                    16,000   55,995
    Kyoei Steel, Ltd.                                            4,600   70,990
    Kyokuto Boeki Kaisha, Ltd.                                   4,000   10,299
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             6,800  113,842
    Kyokuto Securities Co., Ltd.                                 3,500   49,236
    Kyokuyo Co., Ltd.                                            1,500   42,226
    KYORIN Holdings, Inc.                                        6,500  138,753
    Kyoritsu Printing Co., Ltd.                                  3,700   11,744
    Kyosan Electric Manufacturing Co., Ltd.                      5,000   27,852
    Kyowa Electronics Instruments Co., Ltd.                      3,400   14,239
    Kyowa Exeo Corp.                                            11,100  189,515
    Kyowa Leather Cloth Co., Ltd.                                2,700   23,291
    Kyushu Financial Group, Inc.                                22,200  139,299
*   Laox Co., Ltd.                                               7,000   34,012
    LEC, Inc.                                                    1,000   24,480
    Leopalace21 Corp.                                           37,800  269,555
    Lintec Corp.                                                 7,200  174,791
    Lonseal Corp.                                                  700   16,726
    Look, Inc.                                                   9,000   22,602
    Macnica Fuji Electronics Holdings, Inc.                      5,800   92,468
    Maeda Corp.                                                 28,000  338,543
    Maeda Road Construction Co., Ltd.                            9,000  185,820
    Makino Milling Machine Co., Ltd.                            16,000  135,124
    Marubun Corp.                                                3,500   26,769
    Marudai Food Co., Ltd.                                      24,000  113,831
    Maruka Machinery Co., Ltd.                                   1,000   16,780
    Maruwa Co., Ltd.                                             1,200   58,255
*   Maruzen CHI Holdings Co., Ltd.                               3,000    9,582
    Maruzen Co., Ltd.                                            2,000   32,846
    Maruzen Showa Unyu Co., Ltd.                                11,000   47,877
    Matsuda Sangyo Co., Ltd.                                     1,800   24,430
    Matsui Construction Co., Ltd.                                3,500   29,944
    Max Co., Ltd.                                                4,000   54,721
    Maxvalu Nishinihon Co., Ltd.                                   800   12,091
    Maxvalu Tokai Co., Ltd.                                        700   13,304
    Mebuki Financial Group, Inc.                               110,280  424,525
    Medical System Network Co., Ltd.                             4,000   17,472
    Meidensha Corp.                                             30,000  106,589
    Meiji Electric Industries Co., Ltd.                          1,100   14,932
    Meiji Shipping Co., Ltd.                                     2,800   10,285

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Meiko Electronics Co., Ltd.                                  1,900 $ 28,495
    Meisei Industrial Co., Ltd.                                  5,100   33,054
    Meiwa Corp.                                                  3,000   11,904
    Meiwa Estate Co., Ltd.                                       2,900   21,533
    Michinoku Bank, Ltd. (The)                                  24,000   40,657
    Mie Bank, Ltd. (The)                                         1,500   33,582
    Mie Kotsu Group Holdings, Inc.                               6,400   24,078
    Mikuni Corp.                                                 6,100   27,271
    Mimaki Engineering Co., Ltd.                                 3,100   24,665
    Mimasu Semiconductor Industry Co., Ltd.                      3,400   54,576
    Minato Bank, Ltd. (The)                                      2,700   49,433
    Minebea Mitsumi, Inc.                                        2,187   36,031
    Ministop Co., Ltd.                                           2,500   55,003
    Mirait Holdings Corp.                                        8,500   99,659
    Misawa Homes Co., Ltd.                                       4,900   44,970
    Mitani Corp.                                                 1,800   70,999
    Mitani Sangyo Co., Ltd.                                      3,600   13,645
    Mitani Sekisan Co., Ltd.                                       400    9,413
    Mito Securities Co., Ltd.                                   12,400   34,473
    Mitsuba Corp.                                                5,200   90,669
    Mitsubishi Kakoki Kaisha, Ltd.                               7,000   15,424
    Mitsubishi Logistics Corp.                                  19,000  243,917
    Mitsubishi Materials Corp.                                  17,900  601,334
    Mitsubishi Nichiyu Forklift Co., Ltd.                        3,600   28,966
*   Mitsubishi Paper Mills, Ltd.                                 4,600   32,433
    Mitsubishi Research Institute, Inc.                            600   17,256
    Mitsubishi Shokuhin Co., Ltd.                                2,100   60,757
    Mitsubishi Steel Manufacturing Co., Ltd.                    26,000   66,887
    Mitsuboshi Belting, Ltd.                                     7,000   80,081
    Mitsui Engineering & Shipbuilding Co., Ltd.                130,000  181,226
    Mitsui High-Tec, Inc.                                        5,300   82,716
    Mitsui Home Co., Ltd.                                        3,000   20,456
    Mitsui Matsushima Co., Ltd.                                  1,600   21,559
    Mitsui Mining & Smelting Co., Ltd.                          79,000  345,105
    Mitsui OSK Lines, Ltd.                                     178,000  553,984
    Mitsui Sugar Co., Ltd.                                       2,200   66,797
    Mitsui-Soko Holdings Co., Ltd.                              22,000   60,035
    Miyaji Engineering Group, Inc.                               7,000   17,054
    Miyazaki Bank, Ltd. (The)                                   28,000   93,605
    Miyoshi Oil & Fat Co., Ltd.                                    600    7,679
    Mizuno Corp.                                                16,000   93,019
    Modec, Inc.                                                  2,900   69,133
    Monex Group, Inc.                                           36,900  104,295
    MORESCO Corp.                                                1,200   22,659
    Morinaga Milk Industry Co., Ltd.                            27,000  197,243
    Morito Co., Ltd.                                             1,500   12,745
    Mory Industries, Inc.                                        1,000   21,381
    Mr Max Corp.                                                 4,600   21,807
    Mugen Estate Co., Ltd.                                       2,300   20,644
    Musashi Seimitsu Industry Co., Ltd.                          3,300   91,884
    Musashino Bank, Ltd. (The)                                   4,500  134,452
    Mutoh Holdings Co., Ltd.                                     7,000   16,128
    NAC Co., Ltd.                                                1,300   11,720

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nachi-Fujikoshi Corp.                                       19,000 $105,021
    Nafco Co., Ltd.                                                800   12,685
    Nagano Bank, Ltd. (The)                                      1,000   17,846
    Nagano Keiki Co., Ltd.                                       2,400   17,188
    Nagase & Co., Ltd.                                          18,900  296,688
    Nakabayashi Co., Ltd.                                        8,000   23,579
    Nakano Corp.                                                 3,000   16,464
    Nakayama Steel Works, Ltd.                                   4,600   27,878
    Nakayamafuku Co., Ltd.                                       1,500   10,707
    Nanto Bank, Ltd. (The)                                       3,700  108,849
    NDS Co., Ltd.                                                  700   20,223
    NEC Capital Solutions, Ltd.                                  1,500   25,842
    NEC Networks & System Integration Corp.                      3,200   69,916
    NET One Systems Co., Ltd.                                    9,200   88,176
    NHK Spring Co., Ltd.                                        27,800  300,256
    Nicca Chemical Co., Ltd.                                     1,600   17,073
    Nice Holdings, Inc.                                         12,000   17,188
    Nichi-iko Pharmaceutical Co., Ltd.                           6,000   91,917
    Nichiban Co., Ltd.                                           5,000   44,596
    Nichireki Co., Ltd.                                          5,000   60,495
    Nichirin Co., Ltd.                                           1,500   33,493
    Nihon Dempa Kogyo Co., Ltd.                                  3,100   25,926
    Nihon Eslead Corp.                                           1,600   30,180
    Nihon Flush Co., Ltd.                                        1,700   22,866
    Nihon House Holdings Co., Ltd.                               7,500   35,762
    Nihon Nohyaku Co., Ltd.                                      6,700   38,931
    Nihon Plast Co., Ltd.                                        2,100   24,956
    Nihon Tokushu Toryo Co., Ltd.                                1,900   31,907
    Nihon Yamamura Glass Co., Ltd.                              14,000   23,986
    Nikkiso Co., Ltd.                                            9,200   94,944
    Nikkon Holdings Co., Ltd.                                    9,600  226,946
    Nippi, Inc.                                                  2,000   14,434
    Nippo Corp.                                                  9,000  183,098
    Nippon Carbide Industries Co., Inc.                         12,000   20,234
    Nippon Chemi-Con Corp.                                      30,000  121,194
    Nippon Chemical Industrial Co., Ltd.                        18,000   38,594
    Nippon Coke & Engineering Co., Ltd.                         20,500   19,336
    Nippon Concrete Industries Co., Ltd.                         8,200   31,811
    Nippon Denko Co., Ltd.                                      20,700   97,172
    Nippon Densetsu Kogyo Co., Ltd.                              5,000   99,379
    Nippon Electric Glass Co., Ltd.                             13,800  488,512
    Nippon Filcon Co., Ltd.                                      3,100   16,778
    Nippon Fine Chemical Co., Ltd.                               1,700   15,495
    Nippon Flour Mills Co., Ltd.                                 8,600  138,575
    Nippon Hume Corp.                                            4,500   28,109
    Nippon Kayaku Co., Ltd.                                     10,000  139,957
    Nippon Kinzoku Co., Ltd.                                       900   18,050
    Nippon Kodoshi Corp.                                         1,300   17,617
    Nippon Koei Co., Ltd.                                        2,400   66,403
    Nippon Light Metal Holdings Co., Ltd.                       91,400  245,912
    Nippon Paper Industries Co., Ltd.                           17,400  346,901
    Nippon Piston Ring Co., Ltd.                                 1,500   29,486
    Nippon Road Co., Ltd. (The)                                 16,000   89,368

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nippon Seisen Co., Ltd.                                      3,000 $ 22,293
*   Nippon Sheet Glass Co., Ltd.                                16,200  137,083
    Nippon Signal Co., Ltd.                                      9,100   92,397
    Nippon Soda Co., Ltd.                                       20,000  112,222
    Nippon Steel & Sumikin Bussan Corp.                          2,600  134,021
    Nippon Thompson Co., Ltd.                                    8,000   45,704
    Nippon Valqua Industries, Ltd.                               2,100   55,490
    Nippon View Hotel Co., Ltd.                                    600    7,584
    Nippon Yakin Kogyo Co., Ltd.                                34,500   69,384
*   Nippon Yusen K.K.                                          260,000  496,338
    Nipro Corp.                                                  5,400   73,250
    Nishi-Nippon Financial Holdings, Inc.                       16,000  180,017
    Nishimatsu Construction Co., Ltd.                           37,000  212,932
    Nishio Rent All Co., Ltd.                                    2,200   73,234
    Nissan Shatai Co., Ltd.                                     11,000  113,889
    Nissan Tokyo Sales Holdings Co., Ltd.                        4,700   17,837
    Nissei Plastic Industrial Co., Ltd.                          1,800   18,823
    Nisshin Fudosan Co.                                          7,500   41,804
    Nisshin Oillio Group, Ltd. (The)                            22,000  130,240
    Nisshin Steel Co., Ltd.                                     10,400  127,425
    Nisshinbo Holdings, Inc.                                    20,500  207,595
    Nissin Corp.                                                12,000   58,035
    Nissin Kogyo Co., Ltd.                                       7,000  117,234
    Nitta Corp.                                                  3,000   96,351
    Nitta Gelatin, Inc.                                          1,700   11,690
    Nittan Valve Co., Ltd.                                       3,600   13,301
    Nittetsu Mining Co., Ltd.                                    1,500   84,190
    Nitto Boseki Co., Ltd.                                      15,000   87,391
    Nitto Kogyo Corp.                                            5,200   84,225
    Nitto Kohki Co., Ltd.                                        1,300   30,892
    Nitto Seiko Co., Ltd.                                        2,900   14,267
    Nittoc Construction Co., Ltd.                                4,000   21,159
    Nittoku Engineering Co., Ltd.                                1,200   37,064
    Noda Corp.                                                   1,700   15,807
    NOF Corp.                                                    7,000   95,107
    Nohmi Bosai, Ltd.                                            3,300   50,747
    Nojima Corp.                                                 4,000   64,742
    NOK Corp.                                                   13,000  297,571
    Nomura Real Estate Holdings, Inc.                           19,300  382,548
    Noritake Co., Ltd.                                           2,000   76,667
    Noritsu Koki Co., Ltd.                                       2,200   20,254
    Noritz Corp.                                                 3,700   72,569
    North Pacific Bank, Ltd.                                    53,400  179,007
    Nozawa Corp.                                                 1,400   18,029
    NS United Kaiun Kaisha, Ltd.                                22,000   45,982
    NTN Corp.                                                   57,000  265,280
    Nuflare Technology, Inc.                                       600   32,105
    Odelic Co., Ltd.                                               600   27,554
    Oenon Holdings, Inc.                                         6,000   14,909
    Ogaki Kyoritsu Bank, Ltd. (The)                             60,000  173,343
    Ohashi Technica, Inc.                                        1,400   17,971
    Oiles Corp.                                                  3,800   67,958
    Oita Bank, Ltd. (The)                                       30,000  113,046

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Okabe Co., Ltd.                                              5,300 $ 51,882
    Okamoto Machine Tool Works, Ltd.                             9,000   23,271
    Okamura Corp.                                                9,300   94,545
    Okasan Securities Group, Inc.                               25,000  151,406
    Okaya Electric Industries Co., Ltd.                          3,900   14,276
    Oki Electric Industry Co., Ltd.                              4,100   56,138
    OKK Corp.                                                   13,000   16,726
    OKUMA Corp.                                                 17,000  163,422
    Okumura Corp.                                               22,000  160,095
    Okura Industrial Co., Ltd.                                   9,000   58,183
    Okuwa Co., Ltd.                                              4,000   42,590
    Olympic Group Corp.                                          2,600   13,863
    ONO Sokki Co., Ltd.                                          3,300   22,463
    Onoken Co., Ltd.                                             2,900   48,228
    Onward Holdings Co., Ltd.                                   20,000  145,094
    OPT Holdings, Inc.                                           2,100   26,491
    Organo Corp.                                                 4,000   21,322
    Osaka Organic Chemical Industry, Ltd.                        1,900   22,566
    Osaka Soda Co., Ltd.                                         9,000   45,299
    Osaki Electric Co., Ltd.                                     6,000   45,871
    Pacific Industrial Co., Ltd.                                 9,000  116,998
*   Pacific Metals Co., Ltd.                                    27,000   72,431
    Pack Corp. (The)                                             1,800   58,229
    PALTAC Corp.                                                 4,000  145,130
    PanaHome Corp.                                               8,000   86,882
    Parco Co., Ltd.                                              3,400   41,905
    PC Depot Corp.                                               3,800   21,873
    Pegasus Sewing Machine Manufacturing Co., Ltd.               2,700   18,188
    Piolax, Inc.                                                 6,000  165,750
*   Pioneer Corp.                                               52,400  103,470
    Pocket Card Co., Ltd.                                        2,100   13,795
    Press Kogyo Co., Ltd.                                       13,600   63,968
    Pressance Corp.                                              2,000   27,605
    Prospect Co., Ltd.                                          44,000   28,307
    Proto Corp.                                                  1,900   29,700
    PS Mitsubishi Construction Co., Ltd.                         2,700   12,385
    Punch Industry Co., Ltd.                                     1,300   15,607
    Raito Kogyo Co., Ltd.                                        5,800   62,653
    Rasa Industries, Ltd.                                       17,000   24,002
    Raysum Co., Ltd.                                             2,300   20,554
    Renesas Easton Co., Ltd.                                     2,600   13,919
    Rengo Co., Ltd.                                             30,000  170,302
*   Renown, Inc.                                                18,100   33,774
    Rheon Automatic Machinery Co., Ltd.                            500    5,409
    Ricoh Leasing Co., Ltd.                                      2,500   87,351
    Right On Co., Ltd.                                           2,500   22,680
    Riken Corp.                                                  1,400   65,524
    Riken Keiki Co., Ltd.                                        2,400   45,372
    Riken Technos Corp.                                          7,500   41,879
    Rion Co., Ltd.                                                 900   15,924
    Riso Kagaku Corp.                                            2,500   52,276
*   RVH, Inc.                                                    2,300   14,915
    Ryobi, Ltd.                                                 22,000  104,041

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ryoden Corp.                                                 7,000 $ 50,932
    S&B Foods, Inc.                                                300   18,799
    Sakai Chemical Industry Co., Ltd.                           20,000   81,050
    Sakai Heavy Industries, Ltd.                                 7,000   21,637
    Sakai Moving Service Co., Ltd.                                 900   43,436
    Sakai Ovex Co., Ltd.                                           700   11,513
    Sakata INX Corp.                                             6,200  112,114
    Sala Corp.                                                   7,400   61,655
    SAMTY Co., Ltd.                                              2,800   41,087
    San Holdings, Inc.                                           1,100   22,852
    San-Ai Oil Co., Ltd.                                        10,000  101,602
    San-In Godo Bank, Ltd. (The)                                33,000  268,036
*   Sanden Holdings Corp.                                       19,000   54,193
    Sanei Architecture Planning Co., Ltd.                        1,000   17,832
    Sangetsu Corp.                                               7,800  140,533
    Sanken Electric Co., Ltd.                                   20,000  101,390
    Sanki Engineering Co., Ltd.                                  6,900   78,011
    Sanko Metal Industrial Co., Ltd.                               300    9,039
    Sankyo Tateyama, Inc.                                        4,100   57,922
    Sanoh Industrial Co., Ltd.                                   5,900   42,537
    Sanoyas Holdings Corp.                                       6,300   14,677
    Sansei Technologies, Inc.                                    1,500   12,762
    Sansha Electric Manufacturing Co., Ltd.                        300    1,543
    Sanshin Electronics Co., Ltd.                                3,900   49,049
    Sanyo Chemical Industries, Ltd.                              1,600   75,983
    Sanyo Denki Co., Ltd.                                        6,000   66,834
    Sanyo Housing Nagoya Co., Ltd.                                 700    7,153
    Sanyo Special Steel Co., Ltd.                               19,000  115,282
    Sanyo Trading Co., Ltd.                                      1,600   36,455
    Sato Shoji Corp.                                             2,000   18,027
    Satori Electric Co., Ltd.                                    2,500   20,620
    Sawada Holdings Co., Ltd.                                    4,400   39,951
    Saxa Holdings, Inc.                                         13,000   26,509
    SBI Holdings, Inc.                                          33,900  484,992
    SBS Holdings, Inc.                                           1,900   14,500
    Scroll Corp.                                                 3,300   11,528
    Seibu Electric Industry Co., Ltd.                              800   17,350
    Seika Corp.                                                 11,000   47,553
    Seikitokyu Kogyo Co., Ltd.                                   5,900   31,992
    Seiko Holdings Corp.                                        22,000   98,207
    Seino Holdings Co., Ltd.                                    24,400  328,543
    Seiren Co., Ltd.                                             5,400   91,267
    Sekisui Plastics Co., Ltd.                                   5,500   47,014
    Senko Group Holdings Co., Ltd.                              17,400  118,452
    Senshu Electric Co., Ltd.                                      800   16,101
    Senshu Ikeda Holdings, Inc.                                 43,700  181,020
    Senshukai Co., Ltd.                                          5,200   32,046
    Shibaura Electronics Co., Ltd.                                 800   26,962
    Shibaura Mechatronics Corp.                                  5,000   15,423
    Shibusawa Warehouse Co., Ltd. (The)                          8,000   26,340
    Shibuya Corp.                                                  200    6,090
    Shiga Bank, Ltd. (The)                                      35,000  185,488
    Shikibo, Ltd.                                               25,000   34,011

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Shikoku Bank, Ltd. (The)                                    26,000 $ 69,718
    Shikoku Chemicals Corp.                                      6,000   76,800
    Shima Seiki Manufacturing, Ltd.                              2,300  111,857
    Shimachu Co., Ltd.                                           8,600  215,204
    Shimane Bank, Ltd. (The)                                     1,800   21,584
    Shimizu Bank, Ltd. (The)                                     1,500   47,616
    Shimojima Co., Ltd.                                          1,400   14,104
    Shin Nippon Air Technologies Co., Ltd.                       2,500   36,038
    Shinagawa Refractories Co., Ltd.                            10,000   27,283
    Shindengen Electric Manufacturing Co., Ltd.                 10,000   51,861
    Shinko Electric Industries Co., Ltd.                        13,200   96,043
    Shinko Plantech Co., Ltd.                                    5,700   48,705
    Shinmaywa Industries, Ltd.                                  20,000  174,871
    Shinnihon Corp.                                              5,400   43,985
    Shinsei Bank, Ltd.                                         236,000  388,987
    Shinsho Corp.                                                  600   15,879
    Shinwa Co., Ltd.                                               900   17,919
    Shizuki Electric Co., Inc.                                   3,000   20,104
    Shizuoka Gas Co., Ltd.                                      10,300   77,906
    Shofu, Inc.                                                    900   10,789
    Showa Aircraft Industry Co., Ltd.                            1,200   12,934
*   Showa Corp.                                                  7,400   71,485
    Showa Denko K.K.                                            20,800  541,411
    Showa Sangyo Co., Ltd.                                      17,000   92,379
    Sinanen Holdings Co., Ltd.                                   1,400   28,406
    Sinfonia Technology Co., Ltd.                               20,000   83,933
    Sinko Industries, Ltd.                                       2,100   32,083
    SK-Electronics Co., Ltd.                                     1,500   18,508
    SKY Perfect JSAT Holdings, Inc.                             25,600  114,919
    SMK Corp.                                                    9,000   38,006
    Soda Nikka Co., Ltd.                                         3,400   16,861
    Sodick Co., Ltd.                                             5,900   71,856
    Sojitz Corp.                                               200,900  506,081
    Soken Chemical & Engineering Co., Ltd.                       1,600   22,464
    Space Co., Ltd.                                              1,200   16,087
    SPK Corp.                                                      600   15,901
    Starzen Co., Ltd.                                            1,000   44,801
    Stella Chemifa Corp.                                         1,300   36,543
    Subaru Enterprise Co., Ltd.                                    400   22,640
    Sugimoto & Co., Ltd.                                         2,200   32,436
    Suminoe Textile Co., Ltd.                                   12,000   33,717
    Sumitomo Bakelite Co., Ltd.                                 26,000  188,881
    Sumitomo Densetsu Co., Ltd.                                  2,600   41,410
    Sumitomo Forestry Co., Ltd.                                 16,600  254,105
    Sumitomo Heavy Industries, Ltd.                             70,000  510,329
    Sumitomo Osaka Cement Co., Ltd.                             54,000  252,764
    Sumitomo Precision Products Co., Ltd.                        6,000   19,508
    Sumitomo Riko Co., Ltd.                                      5,400   56,484
    Sumitomo Rubber Industries, Ltd.                            17,100  296,517
    Sumitomo Seika Chemicals Co., Ltd.                           1,400   70,388
    Sun Frontier Fudousan Co., Ltd.                              3,100   33,084
    Sun-Wa Technos Corp.                                         1,500   25,525
    Suncall Corp.                                                3,400   19,815

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Suzuken Co., Ltd.                                           12,500 $417,462
*   SWCC Showa Holdings Co., Ltd.                               54,000   44,532
    T Hasegawa Co., Ltd.                                         2,800   58,984
    T RAD Co., Ltd.                                             13,000   41,077
    T&K Toka Co., Ltd.                                           3,500   38,394
    Tachi-S Co., Ltd.                                            4,100   74,798
    Tachibana Eletech Co., Ltd.                                  2,600   37,602
    Tachikawa Corp.                                              1,500   17,472
    Tadano, Ltd.                                                15,000  185,783
    Taihei Dengyo Kaisha, Ltd.                                   6,000   86,714
    Taiheiyo Cement Corp.                                      147,538  553,602
    Taiheiyo Kouhatsu, Inc.                                     15,000   14,413
    Taiho Kogyo Co., Ltd.                                        3,800   53,569
    Taikisha, Ltd.                                               3,500   94,138
    Taiko Bank, Ltd. (The)                                       7,000   14,902
    Taisei Lamick Co., Ltd.                                        500   13,197
    Taiyo Yuden Co., Ltd.                                       15,600  261,956
    Takaoka Toko Co., Ltd.                                       2,600   43,526
    Takara Standard Co., Ltd.                                    6,100  102,423
    Takasago International Corp.                                 1,900   74,630
    Takasago Thermal Engineering Co., Ltd.                       5,600   93,467
    Takashimaya Co., Ltd.                                       50,000  457,392
    Take And Give Needs Co., Ltd.                                1,900   13,378
    Takeei Corp.                                                 2,300   23,296
    Takihyo Co., Ltd.                                            3,000   12,623
    Takisawa Machine Tool Co., Ltd.                              8,000   12,760
    Takuma Co., Ltd.                                             8,200   83,982
    Tamron Co., Ltd.                                             3,000   56,273
    Tamura Corp.                                                11,000   60,104
    Tatsuta Electric Wire and Cable Co., Ltd.                    6,500   41,671
    Tayca Corp.                                                  7,000   61,913
    TBK Co., Ltd.                                                4,700   21,166
    TECHNO ASSOCIE Co., Ltd.                                     1,200   13,665
    Techno Medica Co., Ltd.                                        800   14,178
    Techno Smart Corp.                                           1,100   13,376
    Teijin, Ltd.                                                25,400  509,254
    Tekken Corp.                                                15,000   46,059
    THK Co., Ltd.                                                4,600  140,455
    TIS, Inc.                                                   11,600  350,666
    Toa Corp.(6894434)                                           3,700   38,587
*   Toa Corp.(6894508)                                           4,300   70,208
    Toa Oil Co., Ltd.                                           10,000   13,058
    TOA ROAD Corp.                                               9,000   37,190
    Toagosei Co., Ltd.                                          14,900  179,724
    Tobishima Corp.                                             30,400   46,528
    Tobu Store Co., Ltd.                                           500   14,393
    Tochigi Bank, Ltd. (The)                                    22,000   89,520
    Toda Corp.                                                  28,000  192,492
    Toda Kogyo Corp.                                             5,000   18,971
    Toei Co., Ltd.                                               9,000   91,761
    Toenec Corp.                                                 9,000   54,650
    Togami Electric Manufacturing Co., Ltd.                      3,000   13,162
    Toho Bank, Ltd. (The)                                       36,000  125,609

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Toho Co., Ltd.                                                 600 $ 15,761
    Toho Holdings Co., Ltd.                                      7,400  146,288
    Toho Zinc Co., Ltd.                                         18,000   77,506
    Tohoku Bank, Ltd. (The)                                     12,000   16,531
    Tokai Carbon Co., Ltd.                                      34,000  219,416
    Tokai Corp.                                                  1,300   57,444
    Tokai Rika Co., Ltd.                                         8,000  146,899
    Tokai Tokyo Financial Holdings, Inc.                        30,200  176,156
    Tokushu Tokai Paper Co., Ltd.                                1,400   52,665
    Tokyo Century Corp.                                          5,900  251,305
    Tokyo Dome Corp.                                            13,100  126,084
    Tokyo Electron Device, Ltd.                                  1,100   17,831
    Tokyo Energy & Systems, Inc.                                 5,000   48,932
    Tokyo Keiki, Inc.                                           13,000   34,173
    Tokyo Ohka Kogyo Co., Ltd.                                   5,100  166,014
    Tokyo Rakutenchi Co., Ltd.                                     400   21,294
    Tokyo Rope Manufacturing Co., Ltd.                           2,400   36,752
    Tokyo Sangyo Co., Ltd.                                       4,000   16,638
    Tokyo Steel Manufacturing Co., Ltd.                         13,100  112,296
    Tokyo Tekko Co., Ltd.                                        9,000   37,043
    Tokyo Theatres Co., Inc.                                    11,000   14,459
    Tokyo TY Financial Group, Inc.                               5,200  138,391
    Tokyotokeiba Co., Ltd.                                       2,400   77,930
    Tokyu Fudosan Holdings Corp.                                70,700  424,099
    Tokyu Recreation Co., Ltd.                                   3,000   22,826
    Toli Corp.                                                   8,000   26,030
    Tomato Bank, Ltd.                                            1,000   13,939
    Tomoe Corp.                                                  6,700   22,188
    Tomoe Engineering Co., Ltd.                                    800   13,152
    Tomoku Co., Ltd.                                            11,000   38,897
    TOMONY Holdings, Inc.                                       25,500  124,699
    Tonami Holdings Co., Ltd.                                   12,000   47,181
    Toppan Forms Co., Ltd.                                       7,400   76,942
    Topre Corp.                                                  3,700   97,535
    Topy Industries, Ltd.                                        3,900  119,779
    Torex Semiconductor, Ltd.                                      800   13,312
    Torii Pharmaceutical Co., Ltd.                               2,100   58,644
    Torishima Pump Manufacturing Co., Ltd.                       2,400   24,528
    Tosei Corp.                                                  6,500   50,803
    Toshiba Machine Co., Ltd.                                   18,000   85,475
    Toshiba Plant Systems & Services Corp.                       7,900  128,646
    Totech Corp.                                                   700   12,693
    Tottori Bank, Ltd. (The)                                     1,700   26,236
    Toukei Computer Co., Ltd.                                      400   10,192
    Towa Bank, Ltd. (The)                                       61,000   67,939
    Towa Corp.                                                   1,800   28,043
    Towa Pharmaceutical Co., Ltd.                                1,200   57,963
    Toyo Construction Co., Ltd.                                 11,300   48,372
    Toyo Denki Seizo K.K.                                          800   13,960
    Toyo Engineering Corp.                                      11,000   28,931
    Toyo Ink SC Holdings Co., Ltd.                              33,000  170,989
    Toyo Kohan Co., Ltd.                                        15,400   67,694
    Toyo Machinery & Metal Co., Ltd.                             2,700   19,505

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Toyo Securities Co., Ltd.                                   10,000 $ 22,713
    Toyo Seikan Group Holdings, Ltd.                            26,500  434,397
    Toyo Tanso Co., Ltd.                                         1,900   31,800
    Toyo Tire & Rubber Co., Ltd.                                 9,800  201,160
    Toyo Wharf & Warehouse Co., Ltd.                             8,000   13,642
    Toyobo Co., Ltd.                                           120,000  228,493
    Toyoda Gosei Co., Ltd.                                       8,300  195,835
    TPR Co., Ltd.                                                1,200   37,895
    TS Tech Co., Ltd.                                            6,400  189,681
    Tsubakimoto Chain Co.                                       20,000  169,689
*   Tsudakoma Corp.                                              8,000   13,708
    Tsugami Corp.                                                7,000   56,112
    Tsukada Global Holdings, Inc.                                1,800    9,795
    Tsukishima Kikai Co., Ltd.                                   4,000   45,349
    Tsukuba Bank, Ltd.                                          16,200   48,570
    Tsurumi Manufacturing Co., Ltd.                              2,300   38,521
    Tv Tokyo Holdings Corp.                                      2,100   43,689
*   U-Shin, Ltd.                                                 4,800   32,237
    UACJ Corp.                                                  51,000  150,530
    Ube Industries, Ltd.                                       147,000  398,204
    Uchida Yoko Co., Ltd.                                        2,200   54,776
    UKC Holdings Corp.                                           2,100   31,545
    Uniden Holdings Corp.                                       11,000   26,191
    Union Tool Co.                                                 800   23,749
    Unipres Corp.                                                6,800  158,150
    United Super Markets Holdings, Inc.                          7,200   73,062
    Unizo Holdings Co., Ltd.                                     3,200   74,248
    Ushio, Inc.                                                 18,200  255,425
    Utoc Corp.                                                   3,300   13,350
    Valor Holdings Co., Ltd.                                     5,000  112,999
    Vital KSK Holdings, Inc.                                     5,500   44,053
    Vitec Holdings Co., Ltd.                                     1,300   16,633
    Wacoal Holdings Corp.                                       17,000  238,813
    Wakachiku Construction Co., Ltd.                            30,000   47,335
    Wakita & Co., Ltd.                                           7,000   78,946
    Warabeya Nichiyo Holdings Co., Ltd.                          1,700   45,901
    Wood One Co., Ltd.                                           6,000   15,679
    Xebio Holdings Co., Ltd.                                     4,600   86,638
    YAC Holdings Co., Ltd.                                       1,200   14,884
    Yachiyo Industry Co., Ltd.                                   1,400   16,209
    Yagi & Co., Ltd.                                               800   12,845
    Yahagi Construction Co., Ltd.                                3,500   29,003
    Yaizu Suisankagaku Industry Co., Ltd.                        1,200   13,154
    YAMABIKO Corp.                                               5,100   61,665
    Yamada Denki Co., Ltd.                                       1,400    7,477
    Yamagata Bank, Ltd. (The)                                   26,000  118,028
    Yamaguchi Financial Group, Inc.                             31,428  369,902
    Yamanashi Chuo Bank, Ltd. (The)                             25,000  102,116
    Yamatane Corp.                                               1,500   22,204
    Yamato Corp.                                                 2,100   13,062
    Yamazawa Co., Ltd.                                             800   12,910
    Yamazen Corp.                                                7,100   72,890
    Yashima Denki Co., Ltd.                                      2,100   17,479

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Yellow Hat, Ltd.                                          2,300 $    59,397
    Yokogawa Bridge Holdings Corp.                            5,800      88,246
    Yokohama Reito Co., Ltd.                                  9,700      96,463
    Yokohama Rubber Co., Ltd. (The)                          15,700     316,162
    Yokowo Co., Ltd.                                          1,600      21,152
    Yondenko Corp.                                            3,000      16,505
    Yorozu Corp.                                              3,600      60,765
    Yuasa Funashoku Co., Ltd.                                 5,000      15,333
    Yuasa Trading Co., Ltd.                                   2,200      70,489
    Yuken Kogyo Co., Ltd.                                     6,000      12,729
    Yurtec Corp.                                              9,000      61,097
    Yusen Logistics Co., Ltd.                                 2,500      22,649
    Yushiro Chemical Industry Co., Ltd.                       2,100      28,591
    Zeon Corp.                                               21,000     261,998
    Zojirushi Corp.                                           5,600      58,463
    Zuiko Corp.                                                 500      17,641
                                                                    -----------
TOTAL JAPAN                                                          72,882,238
                                                                    -----------
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd                                           34,800      17,804
#   Affin Holdings Bhd                                       55,700      33,434
    AirAsia Bhd                                             209,300     157,805
#*  AirAsia X Bhd                                           273,900      24,917
    Alliance Financial Group Bhd                            127,600     117,157
    Allianz Malaysia Bhd                                      4,800      16,251
    AMMB Holdings Bhd                                       273,700     316,304
    Ann Joo Resources Bhd                                    35,700      25,256
    Batu Kawan Bhd                                            2,800      12,424
*   Berjaya Assets BHD                                       69,700      20,008
*   Berjaya Corp. Bhd                                       507,733      39,135
    Berjaya Food Bhd                                         50,600      16,544
    BIMB Holdings Bhd                                        20,500      20,871
*   Borneo Oil Bhd                                          182,550       4,275
    Boustead Holdings Bhd                                   106,008      66,574
    Boustead Plantations Bhd                                 57,900      22,441
#*  Bumi Armada Bhd                                         370,400      60,562
    Cahya Mata Sarawak Bhd                                   24,900      23,242
    CB Industrial Product Holding Bhd                        44,300      21,002
    Coastal Contracts Bhd                                    28,800       8,876
*   Dayang Enterprise Holdings Bhd                           53,900      12,839
#   DRB-Hicom Bhd                                           155,700      61,446
#   Eastern & Oriental Bhd                                  106,878      41,201
*   Eco World Development Group Bhd                         174,100      63,832
#   Ekovest Bhd                                             146,750      39,102
#   Evergreen Fibreboard Bhd                                 67,500      13,711
#   Felda Global Ventures Holdings Bhd                      193,500      73,685
#   Gadang Holdings Bhd                                      82,250      24,401
    GuocoLand Malaysia Bhd                                   51,700      14,246
*   Hengyuan Refining Co. Bhd                                 8,200      15,048
#   HeveaBoard Bhd                                           61,800      24,096
*   Hibiscus Petroleum Bhd                                  219,000      20,731
    Hock Seng LEE BHD                                        31,700      11,336
    Insas Bhd                                                80,200      19,661

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
MALAYSIA -- (Continued)
    IOI Properties Group Bhd                                   302,249 $148,224
#   Jaya Tiasa Holdings Bhd                                     70,100   18,339
    JCY International Bhd                                      117,100   15,577
    Kian JOO CAN Factory Bhd                                    15,800   10,996
#*  KNM Group Bhd                                              319,100   18,256
*   KSL Holdings Bhd                                           107,100   30,762
    Land & General Bhd                                         334,200   17,953
    LBS Bina Group Bhd                                          54,100   24,889
    Magnum Bhd                                                 115,000   45,927
    Mah Sing Group Bhd                                         174,200   64,299
    Malayan Flour Mills Bhd                                     57,300   31,443
    Malaysia Building Society Bhd                              286,688   82,333
#*  Malaysia Marine and Heavy Engineering Holdings Bhd          64,200   11,025
    Malaysian Pacific Industries Bhd                             8,900   29,490
#   Malaysian Resources Corp. Bhd                              104,700   29,796
    Malton Bhd                                                  69,200   19,061
    Matrix Concepts Holdings Bhd                                19,300   12,305
    Media Chinese International, Ltd.                          129,500   16,323
    Media Prima Bhd                                            168,000   35,308
    Mega First Corp. Bhd                                        32,300   28,973
    Mitrajaya Holdings Bhd                                      56,300   17,482
    MKH Bhd                                                     43,420   22,815
    MMC Corp. Bhd                                               92,500   51,815
*   MNRB Holdings Bhd                                            5,900    3,459
*   MPHB Capital Bhd                                            45,500   15,938
*   Mudajaya Group Bhd                                          92,500   27,014
    Muhibbah Engineering M Bhd                                  39,800   26,020
*   Mulpha International Bhd                                    20,120   11,335
    Paramount Corp. Bhd                                         29,700   12,760
*   Parkson Holdings Bhd                                        70,140    9,088
    Petron Malaysia Refining & Marketing Bhd                     8,200   17,243
    Pos Malaysia Bhd                                            33,100   40,908
    Protasco Bhd                                                39,250    9,527
    Sapura Energy Bhd                                          558,200  200,845
    Sarawak Oil Palms Bhd                                       45,385   37,938
#   SP Setia Bhd Group                                          27,971   21,621
    Star Media Group Bhd                                        19,500   10,657
*   Sumatec Resources Bhd                                      805,800    9,409
    Sunway Bhd                                                 102,926  102,879
    Supermax Corp. Bhd                                          77,400   34,700
    Ta Ann Holdings Bhd                                         24,840   20,304
    TA Enterprise Bhd                                          144,500   20,427
    TA Global Bhd                                              119,500    8,666
    Taliworks Corp. Bhd                                         31,200   10,851
    TDM Bhd                                                    111,210   14,546
    Thong Guan Industries Bhd                                   20,100   19,623
    Tropicana Corp. Bhd                                         45,034   10,095
    TSH Resources Bhd                                           96,200   37,519
    Tune Protect Group Bhd                                      80,800   20,563
    UEM Edgenta Bhd                                             22,100   13,951
#*  UEM Sunrise Bhd                                            225,600   60,568
*   UMW Holdings Bhd                                            70,000   95,316
#*  UMW Oil & Gas Corp. Bhd                                    156,484   10,968

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
MALAYSIA -- (Continued)
    Unisem M Bhd                                              87,500 $   78,403
    United Malacca Bhd                                        15,200     22,541
#   UOA Development Bhd                                       93,300     56,656
    VS Industry Bhd                                           11,700      6,016
#*  WCT Holdings Bhd                                         118,111     52,392
    WTK Holdings Bhd                                          94,000     18,978
    Yinson Holdings Bhd                                       76,300     63,260
*   YNH Property Bhd                                          52,303     17,340
    YTL Corp. Bhd                                            629,100    205,662
                                                                     ----------
TOTAL MALAYSIA                                                        3,699,594
                                                                     ----------
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A                              447,841    621,607
    Alpek S.A.B. de C.V.                                      51,802     59,535
*   Axtel S.A.B. de C.V.                                      70,700     16,799
    Banregio Grupo Financiero S.A.B. de C.V.                  31,703    207,786
    Bolsa Mexicana de Valores S.A.B. de C.V.                  60,300    103,579
    Cia Minera Autlan S.A.B. de C.V. Series B                 11,716     10,793
    Consorcio ARA S.A.B. de C.V. Series *                    129,858     43,547
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                                 53,341     73,349
    Corp. Actinver S.A.B. de C.V.                             15,000     10,953
*   Corp. GEO S.A.B. de C.V. Series B                         26,337      2,826
    Credito Real S.A.B. de C.V. SOFOM ER                      49,154     87,057
*   Elementia S.A.B. de C.V.                                  16,662     23,960
#*  Genomma Lab Internacional S.A.B. de C.V. Class B         112,965    144,994
    Gentera S.A.B. de C.V.                                    79,426    120,461
*   Grupo Aeromexico S.A.B. de C.V.                           27,319     56,656
    Grupo Cementos de Chihuahua S.A.B. de C.V.                 6,715     35,068
    Grupo Comercial Chedraui S.A. de C.V.                     63,946    133,980
    Grupo Elektra S.A.B. de C.V.                               6,443    287,951
*   Grupo Famsa S.A.B. de C.V. Class A                        33,963     19,612
    Grupo Financiero Interacciones SA de C.V. Class O         17,710     99,679
    Grupo Herdez S.A.B. de C.V. Series *                      35,287     79,464
    Grupo Industrial Saltillo S.A.B. de C.V.                  21,608     49,643
    Grupo Rotoplas S.A.B. de C.V.                             15,384     25,354
    Grupo Sanborns S.A.B. de C.V.                             35,336     42,774
#*  Grupo Simec S.A.B. de C.V. Series B                       14,163     50,566
*   Hoteles City Express S.A.B. de C.V.                       48,900     60,704
    Industrias Bachoco S.A.B. de C.V. Series B                33,129    165,249
*   Industrias CH S.A.B. de C.V. Series B                     22,407    108,596
    Industrias Penoles S.A.B. de C.V.                         11,145    273,578
*   La Comer S.A.B. de C.V.                                   89,944     91,194
    Megacable Holdings S.A.B. de C.V.                         30,041    124,568
    Mexichem S.A.B. de C.V.                                  136,325    389,008
#*  Minera Frisco S.A.B. de C.V. Class A1                     45,911     29,245
    Nemak S.A.B. de C.V.                                      21,000     18,944
    Organizacion Cultiba S.A.B. de C.V.                       30,505     27,759
*   Organizacion Soriana S.A.B. de C.V. Class B               40,351     99,934
    Qualitas Controladora S.A.B. de C.V.                      34,354     56,966
    Rassini S.A.B. de C.V.                                     6,217     29,680
    Rassini S.A.B. De C.V. Class A                            17,275     40,231
    TV Azteca S.A.B. de C.V.                                 199,909     38,067

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                             12,298 $   55,216
                                                                     ----------
TOTAL MEXICO                                                          4,016,932
                                                                     ----------
NETHERLANDS -- (1.6%)
    Accell Group                                               3,570    108,827
    Aegon NV                                                 279,029  1,564,083
    APERAM SA                                                 14,890    723,702
    Arcadis NV                                                 8,980    183,643
    ASM International NV                                      11,881    714,972
    BinckBank NV                                              11,130     61,222
    Boskalis Westminster                                      19,319    690,976
*   Fugro NV                                                  11,761    188,907
    Gemalto NV(B011JK4)                                       10,340    527,076
    Gemalto NV(B9MS8P5)                                        2,183    111,205
*   Heijmans NV                                                4,859     41,093
    Hunter Douglas NV                                            778     68,076
    Intertrust NV                                              1,650     28,302
    KAS Bank NV                                                2,750     31,727
    Kendrion NV                                                1,731     73,846
    Koninklijke BAM Groep NV                                  41,083    244,296
    Koninklijke Vopak NV                                       6,470    308,052
    Ordina NV                                                 15,728     29,389
    Randstad Holding NV                                        1,440     86,826
    Refresco Group NV                                          2,027     39,605
    SBM Offshore NV                                           44,899    776,448
    Sligro Food Group NV                                       1,155     52,241
*   Telegraaf Media Groep NV                                   2,312     16,473
*   TomTom NV                                                 19,133    203,093
    Van Lanschot Kempen NV                                     2,245     66,582
                                                                     ----------
TOTAL NETHERLANDS                                                     6,940,662
                                                                     ----------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                     79,766    200,816
    Arvida Group, Ltd.                                        18,498     17,924
    Chorus, Ltd.                                              57,075    191,258
    EBOS Group, Ltd.                                          12,383    168,219
    Evolve Education Group, Ltd.                               8,188      6,142
    Heartland Bank, Ltd.                                      32,027     43,777
    Kathmandu Holdings, Ltd.                                  16,660     28,414
    Metlifecare, Ltd.                                         19,389     81,408
    Metro Performance Glass, Ltd.                             11,586     13,403
*   New Zealand Oil & Gas, Ltd.                               26,110     11,758
    New Zealand Refining Co., Ltd. (The)                      18,373     34,067
    NZME, Ltd.(BD5W4X2)                                       28,793     20,060
    NZME, Ltd.(BD310N3)                                       15,550     10,852
    PGG Wrightson, Ltd.                                       27,472     11,970
    Sanford, Ltd.                                              7,981     43,494
    Scales Corp., Ltd.                                        10,396     26,628
    Skellerup Holdings, Ltd.                                  26,569     33,535
    SKY Network Television, Ltd.                              36,905     91,726
    SKYCITY Entertainment Group, Ltd.                         49,140    149,129
    Steel & Tube Holdings, Ltd.                                7,277     12,075

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
    Summerset Group Holdings, Ltd.                            27,817 $  101,330
*   Synlait Milk, Ltd.                                        10,066     33,556
    Tegel Group Holdings, Ltd.                                 7,229      6,792
    Tourism Holdings, Ltd.                                    15,938     51,263
*   Tower, Ltd.                                               20,066     14,165
    Trade Me Group, Ltd.                                      58,677    241,255
    Turners Automotive Group, Ltd.                             1,200      3,208
    Warehouse Group, Ltd. (The)                               13,394     21,729
                                                                     ----------
TOTAL NEW ZEALAND                                                     1,669,953
                                                                     ----------
NORWAY -- (0.9%)
*   Akastor ASA                                               32,353     66,276
    Aker ASA Class A                                           4,179    158,250
*   Aker Solutions ASA                                        24,083    120,449
    American Shipping Co. ASA                                  8,329     26,220
    Atea ASA                                                   4,794     58,781
    Austevoll Seafood ASA                                     15,622    138,767
*   Avance Gas Holding, Ltd.                                   7,335     22,424
    Bonheur ASA                                                3,949     40,745
    BW LPG, Ltd.                                              18,257     82,322
#*  BW Offshore, Ltd.                                         17,950     55,322
*   DNO ASA                                                   88,318    103,012
*   DOF ASA                                                  124,543     14,751
*   Fred Olsen Energy ASA                                      7,263     10,618
    Frontline, Ltd.                                           12,607     73,095
    Grieg Seafood ASA                                          4,387     36,015
#   Hoegh LNG Holdings, Ltd.                                   8,123     91,095
*   Kongsberg Automotive ASA                                  75,985     80,508
    Kongsberg Gruppen ASA                                      1,796     30,541
*   Kvaerner ASA                                              31,342     45,746
    Leroy Seafood Group ASA                                   28,820    167,281
*   Norwegian Air Shuttle ASA                                  1,681     41,273
    Ocean Yield ASA                                            7,604     64,959
*   Odfjell Drilling, Ltd.                                     6,000     16,253
    Odfjell SE Class A                                         8,358     31,490
    Opera Software ASA                                        10,264     42,462
*   Petroleum Geo-Services ASA                                61,296    134,435
*   Prosafe SE                                                 1,025      3,964
*   Q-Free ASA                                                 3,003      3,393
#*  REC Silicon ASA                                          331,659     40,709
#*  Seadrill, Ltd.                                            31,506     11,760
    Skandiabanken ASA                                          7,645     86,050
*   Solstad Farstad ASA                                        6,758      8,068
*   Songa Offshore                                             8,731     39,144
    SpareBank 1 SMN                                            4,481     45,251
    SpareBank 1 SR-Bank ASA                                   24,839    247,916
    Stolt-Nielsen, Ltd.                                        4,606     70,394
    Storebrand ASA                                            62,833    524,105
    Subsea 7 SA                                               45,313    671,442
    TGS NOPEC Geophysical Co. ASA                             13,500    285,291
*   Wallenius Wilhelmsen Logistics                             6,223     38,902

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A                        2,355 $   74,037
                                                                     ----------
TOTAL NORWAY                                                          3,903,516
                                                                     ----------
PHILIPPINES -- (0.4%)
    Alliance Global Group, Inc.                              395,800    112,603
    Belle Corp.                                              221,000     16,598
    Cebu Air, Inc.                                            24,380     48,797
    China Banking Corp.                                       70,000     50,554
    Cosco Capital, Inc.                                      316,400     48,476
    East West Banking Corp.                                   52,800     33,432
    Emperador, Inc.                                          201,000     29,827
    Energy Development Corp.                                 514,300     60,847
    Filinvest Land, Inc.                                   1,862,000     65,329
    First Philippine Holdings Corp.                           37,740     49,360
    Integrated Micro-Electronics, Inc.                        80,600     21,087
    Lopez Holdings Corp.                                     459,100     63,666
*   Megawide Construction Corp.                              123,000     42,762
    Megaworld Corp.                                        1,553,000    147,723
    Nickel Asia Corp.                                        176,700     21,002
    Pepsi-Cola Products Philippines, Inc.                    178,000     11,290
    Petron Corp.                                             324,100     60,771
    Philex Mining Corp.                                      155,500     27,256
    Philippine National Bank                                  35,300     46,865
    Phinma Energy Corp.                                      253,000      9,574
    Phoenix Petroleum Philippines, Inc.                       68,700     16,588
    RFM Corp.                                                131,000     11,675
    Rizal Commercial Banking Corp.                            18,900     21,347
    Robinsons Land Corp.                                     173,400     88,350
    Robinsons Retail Holdings, Inc.                           39,750     68,268
    San Miguel Corp.                                          53,450    107,600
    San Miguel Pure Foods Co., Inc.                            2,290     13,979
    Security Bank Corp.                                        4,360     20,213
*   SSI Group, Inc.                                          211,000     18,173
    STI Education Systems Holdings, Inc.                     675,000     19,787
*   Top Frontier Investment Holdings, Inc.                     3,550     21,457
    Travellers International Hotel Group, Inc.               211,000     14,084
    Union Bank of the Philippines                             35,150     60,090
    Vista Land & Lifescapes, Inc.                            853,600    101,294
                                                                     ----------
TOTAL PHILIPPINES                                                     1,550,724
                                                                     ----------
POLAND -- (0.4%)
*   AB SA                                                        754      7,275
*   Agora SA                                                   3,492     15,451
    Amica SA                                                     747     33,815
    Asseco Poland SA                                          12,528    157,475
*   Bank Millennium SA                                        23,271     49,942
*   Bank Ochrony Srodowiska SA                                 2,236      6,628
*   Boryszew SA                                               15,012     45,546
*   Ciech SA                                                   3,497     56,147
    ComArch SA                                                   890     50,414
    Dom Development SA                                           163      3,461
*   Emperia Holding SA                                         1,816     42,825

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
POLAND -- (Continued)
    Enea SA                                                   39,628 $  167,044
*   Getin Holding SA                                          58,257     21,550
#*  Getin Noble Bank SA                                       82,571     32,361
    Grupa Azoty SA                                             4,673     91,398
*   Grupa Lotos SA                                            16,202    218,929
*   Impexmetal SA                                             22,502     27,548
*   Jastrzebska Spolka Weglowa SA                              7,083    163,061
    Kernel Holding SA                                          7,401    130,943
    LC Corp. SA                                               20,566     10,930
    Lubelski Wegiel Bogdanka SA                                2,399     47,871
    Netia SA                                                  56,147     61,816
    Newag SA                                                     625      2,968
    Orbis SA                                                   1,331     31,649
    Pfleiderer Group SA                                          800     10,125
*   PKP Cargo SA                                               3,633     62,647
*   Polnord SA                                                 7,163     20,403
*   Rafako SA                                                  4,078      7,012
    Stalexport Autostrady SA                                  12,436     14,743
    Stalprodukt SA                                               227     31,552
*   Tauron Polska Energia SA                                 186,483    197,633
    Trakcja SA                                                 3,837     14,493
*   Vistula Group SA                                           5,011      4,684
*   Zespol Elektrowni Patnow Adamow Konin SA                   3,168     16,642
                                                                     ----------
TOTAL POLAND                                                          1,856,981
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                              4,007     18,198
*   Banco Comercial Portugues SA Class R                     692,142    197,288
    EDP Renovaveis SA                                         26,435    211,265
    Mota-Engil SGPS SA                                        21,037     59,177
    Navigator Co. SA (The)                                    10,377     44,727
    Semapa-Sociedade de Investimento e Gestao                  2,980     57,920
    Sonae Capital SGPS SA                                     15,124     14,441
    Sonae SGPS SA                                            157,338    180,807
    Teixeira Duarte SA                                        25,366      9,956
                                                                     ----------
TOTAL PORTUGAL                                                          793,779
                                                                     ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust                                      114,000     59,283
*   Banyan Tree Holdings, Ltd.                                47,800     19,393
    Boustead Singapore, Ltd.                                  18,300     12,814
    Bukit Sembawang Estates, Ltd.                             24,500    123,057
    Centurion Corp., Ltd.                                     33,600     12,771
    China Aviation Oil Singapore Corp., Ltd.                  10,400     12,584
    Chip Eng Seng Corp., Ltd.                                 72,300     38,651
#*  COSCO Shipping International Singapore Co., Ltd.          82,000     18,434
    CSE Global, Ltd.                                          76,400     23,384
    CWT, Ltd.                                                 10,000     15,267
    Elec & Eltek International Co., Ltd.                       8,300     13,776
*   Ezion Holdings, Ltd.                                     327,060     57,921
#*  Ezra Holdings, Ltd.                                      522,200      3,198
    Far East Orchard, Ltd.                                    37,800     43,155

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
    Food Empire Holdings, Ltd.                                  46,100 $ 22,417
    Fragrance Group, Ltd.                                       90,400   10,949
    Frasers Centrepoint, Ltd.                                   29,600   42,048
    Golden Agri-Resources, Ltd.                                908,900  264,654
    GuocoLand, Ltd.                                             31,600   44,404
*   Halcyon Agri Corp., Ltd.                                    11,400    4,632
    Hi-P International, Ltd.                                    35,500   26,709
    Ho Bee Land, Ltd.                                           50,700   90,465
    Hong Fok Corp., Ltd.                                        59,290   34,311
    Hong Leong Asia, Ltd.                                       30,900   24,714
    Hong Leong Finance, Ltd.                                     6,800   13,184
    Hotel Grand Central, Ltd.                                   22,643   22,561
    Hutchison Port Holdings Trust                              765,600  363,433
    Hyflux, Ltd.                                                66,200   23,431
    Indofood Agri Resources, Ltd.                               72,700   26,556
    Japfa, Ltd.                                                 55,000   23,519
*   KrisEnergy, Ltd.                                            76,100    8,137
    KSH Holdings, Ltd.                                          47,250   28,420
    Lian Beng Group, Ltd.                                       54,800   24,466
    Mandarin Oriental International, Ltd.                        8,000   16,173
*   Midas Holdings, Ltd.                                       229,800   34,713
*   Nam Cheong, Ltd.                                           135,500    2,000
#*  Noble Group, Ltd.                                          144,840   39,990
    NSL, Ltd.                                                   17,700   18,663
    Olam International, Ltd.                                    61,300   88,195
    OUE, Ltd.                                                   38,100   56,217
*   Pacc Offshore Services Holdings, Ltd.                       41,200    8,649
    QAF, Ltd.                                                   12,500   12,036
*   Raffles Education Corp., Ltd.                              105,800   15,115
    RHT Health Trust                                            79,000   51,865
    SembCorp Industries, Ltd.                                  102,300  243,634
    SembCorp Marine, Ltd.                                       72,200   89,724
    SHS Holdings, Ltd.                                          60,200    9,783
    SIIC Environment Holdings, Ltd.                            135,000   48,316
    Sinarmas Land, Ltd.                                        163,500   51,224
#*  Sino Grandness Food Industry Group, Ltd.                    87,708   14,219
    Stamford Land Corp., Ltd.                                   17,400    6,681
    Sunningdale Tech, Ltd.                                      16,960   25,264
*   Swiber Holdings, Ltd.                                       92,600    1,394
    Tai Sin Electric, Ltd.                                      31,700   10,305
*   Tat Hong Holdings, Ltd.                                     50,300   13,720
    Tuan Sing Holdings, Ltd.                                   132,600   32,712
    UMS Holdings, Ltd.                                          35,000   27,359
    United Engineers, Ltd.                                      71,900  138,894
    United Industrial Corp., Ltd.                               30,700   72,701
    UOB-Kay Hian Holdings, Ltd.                                 22,500   22,908
    UOL Group, Ltd.                                             79,800  464,311
    UPP Holdings, Ltd.                                         100,900   19,348
    Venture Corp., Ltd.                                          1,600   15,543
    Vibrant Group, Ltd.                                         63,700   18,118
    Wee Hur Holdings, Ltd.                                      60,800   10,774
    Wheelock Properties Singapore, Ltd.                         38,200   52,694

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Wing Tai Holdings, Ltd.                                   53,900 $   81,113
                                                                     ----------
TOTAL SINGAPORE                                                       3,367,053
                                                                     ----------
SOUTH AFRICA -- (1.7%)
    Adcock Ingram Holdings, Ltd.                               5,786     27,946
    Adcorp Holdings, Ltd.                                     21,940     23,476
    Aeci, Ltd.                                                22,266    179,025
    African Oxygen, Ltd.                                      14,955     21,344
    African Rainbow Minerals, Ltd.                            21,802    155,319
    Alexander Forbes Group Holdings, Ltd.                    120,000     61,611
*   Allied Electronics Corp., Ltd. Class A                    21,695     19,952
    Alviva Holdings, Ltd.                                     23,869     36,835
    AngloGold Ashanti, Ltd.                                    1,099     11,103
    AngloGold Ashanti, Ltd. Sponsored ADR                     47,956    480,519
*   ArcelorMittal South Africa, Ltd.                          94,776     36,081
    Ascendis Health, Ltd.                                     25,092     38,128
    Assore, Ltd.                                               2,984     48,328
    Astral Foods, Ltd.                                         6,825     75,076
*   Aveng, Ltd.                                               60,396     23,893
    Barloworld, Ltd.                                          42,324    380,868
    Blue Label Telecoms, Ltd.                                 75,147     96,643
    Caxton and CTP Publishers and Printers, Ltd.               3,840      3,570
    Clover Industries, Ltd.                                   29,086     37,004
*   Consolidated Infrastructure Group, Ltd.                   13,876     16,633
    DataTec, Ltd.                                             65,242    284,287
    Distell Group, Ltd.                                          119      1,312
    DRDGOLD, Ltd.                                             57,915     19,333
*   enX Group, Ltd.                                            8,010      9,616
    EOH Holdings, Ltd.                                         9,522     77,866
    Exxaro Resources, Ltd.                                    35,210    290,746
    Foschini Group, Ltd. (The)                                 2,544     29,285
    Gold Fields, Ltd.                                          2,858     11,401
    Gold Fields, Ltd. Sponsored ADR                          117,597    469,212
    Grand Parade Investments, Ltd.                            33,085      8,285
*   Grindrod, Ltd.                                            89,727     84,275
    Group Five, Ltd.                                          22,334     28,868
    Harmony Gold Mining Co., Ltd.                             11,394     20,362
    Harmony Gold Mining Co., Ltd. Sponsored ADR               39,848     72,125
    Holdsport, Ltd.                                            6,202     31,489
    Hudaco Industries, Ltd.                                    5,065     48,491
    Hulamin, Ltd.                                             20,234      9,829
*   Impala Platinum Holdings, Ltd.                            95,741    255,629
    Imperial Holdings, Ltd.                                   27,601    364,578
    Investec, Ltd.                                             5,036     37,690
    Invicta Holdings, Ltd.                                     9,305     37,756
    KAP Industrial Holdings, Ltd.                            208,398    126,886
*   Kumba Iron Ore, Ltd.                                       6,570     98,064
    Lewis Group, Ltd.                                         25,191     58,874
    Liberty Holdings, Ltd.                                    19,795    169,823
    Merafe Resources, Ltd.                                   210,616     21,727
    Metair Investments, Ltd.                                  30,843     45,388
    MMI Holdings, Ltd.                                       178,154    279,424
    Mpact, Ltd.                                               33,353     69,623

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
    Murray & Roberts Holdings, Ltd.                           71,825 $   75,486
*   Nampak, Ltd.                                              96,201    139,515
*   Northam Platinum, Ltd.                                    49,443    172,084
    Omnia Holdings, Ltd.                                      11,764    121,468
    Peregrine Holdings, Ltd.                                  26,153     59,491
*   PPC, Ltd.                                                249,095     90,296
    Raubex Group, Ltd.                                        28,364     51,021
    RCL Foods, Ltd.                                           23,082     27,836
    Reunert, Ltd.                                             29,519    161,024
*   Royal Bafokeng Platinum, Ltd.                             12,134     28,234
    Sappi, Ltd.                                               81,287    538,451
    Sibanye Gold, Ltd.                                       202,379    258,315
*   Super Group, Ltd.                                         66,836    184,835
    Telkom SA SOC, Ltd.                                       46,155    227,819
    Tongaat Hulett, Ltd.                                      18,967    170,904
    Transaction Capital, Ltd.                                 28,240     31,746
    Trencor, Ltd.                                             33,680     90,056
    Tsogo Sun Holdings, Ltd.                                  30,499     52,927
    Wilson Bayly Holmes-Ovcon, Ltd.                            8,483     88,136
                                                                     ----------
TOTAL SOUTH AFRICA                                                    7,405,242
                                                                     ----------
SOUTH KOREA -- (5.1%)
*   Ace Technologies Corp.                                     5,031     19,450
*   Actoz Soft Co., Ltd.                                       1,531     19,758
    Ahn-Gook Pharmaceutical Co., Ltd.                          2,130     19,792
    AJ Networks Co., Ltd.                                      1,322      8,211
*   AJ Rent A Car Co., Ltd.                                    2,448     22,112
*   Ajin Industrial Co., Ltd.                                  2,956     17,766
    AK Holdings, Inc.                                            665     42,596
*   Amotech Co., Ltd.                                          1,619     39,070
    Anapass, Inc.                                              2,017     28,761
    Asia Cement Co., Ltd.                                        286     22,223
    ASIA Holdings Co., Ltd.                                      180     18,341
    Asia Paper Manufacturing Co., Ltd.                           872     15,506
*   Asiana Airlines, Inc.                                     15,989     73,899
    Autech Corp.                                               2,921     33,134
    Avaco Co., Ltd.                                            1,548     10,368
    Binggrae Co., Ltd.                                           997     59,682
    Bluecom Co., Ltd.                                          2,360     18,052
    BNK Financial Group, Inc.                                 49,369    498,852
#*  Bohae Brewery Co., Ltd.                                   20,618     18,794
    Bookook Securities Co., Ltd.                                 685     16,101
*   Bubang Co., Ltd.                                           6,098     19,114
    Busan City Gas Co., Ltd.                                     417     14,253
    BYC Co., Ltd.                                                 48     15,295
    Byucksan Corp.                                             5,737     18,457
#*  Capro Corp.                                                5,965     32,098
    Changhae Ethanol Co., Ltd.                                 1,227     20,031
*   China Great Star International, Ltd.                       1,244      1,502
    Chinyang Holdings Corp.                                    5,979     17,055
    Chokwang Paint, Ltd.                                       2,096     21,704
    Chongkundang Holdings Corp.                                  301     17,937
    Chosun Refractories Co., Ltd.                                264     21,088

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Chungdahm Learning, Inc.                                     1,231 $ 18,531
    CJ CheilJedang Corp.                                         1,087  359,266
    CJ Hellovision Co., Ltd.                                     4,375   34,053
    CJ O Shopping Co., Ltd.                                        559   99,335
    CKD Bio Corp.                                                  780   14,819
    Cosmax BTI, Inc.                                             1,055   23,517
    CS Wind Corp.                                                1,031   24,697
    D.I Corp.                                                    2,404    9,842
    Dae Dong Industrial Co., Ltd.                                1,833   11,642
    Dae Hyun Co., Ltd.                                           6,011   15,921
    Dae Won Kang Up Co., Ltd.                                    3,375   13,056
*   Dae Young Packaging Co., Ltd.                               25,156   19,694
    Dae-Il Corp.                                                 1,815   17,019
    Daechang Forging Co., Ltd.                                     229   13,423
    Daeduck Electronics Co.                                      5,565   55,656
    Daeduck GDS Co., Ltd.                                        4,401   74,252
    Daehan Steel Co., Ltd.                                       2,678   33,264
    Daelim B&Co Co., Ltd.                                        2,575   18,628
    Daelim C&S Co., Ltd.                                           871   12,914
    Daelim Industrial Co., Ltd.                                  5,179  424,405
    Daeryuk Can Co., Ltd.                                        2,788   17,565
    Daesang Corp.                                                3,457   79,390
    Daesang Holdings Co., Ltd.                                   1,861   18,211
#*  Daewon Cable Co., Ltd.                                      14,140   15,972
    Daewon San Up Co., Ltd.                                      3,013   19,833
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.          16,524   12,404
    Daewoong Co., Ltd.                                           2,120   28,697
    Daishin Securities Co., Ltd.                                 6,759   92,437
    Dayou Automotive Seat Technology Co., Ltd.                  14,013   16,774
*   Deutsch Motors, Inc.                                           879    5,207
    DGB Financial Group, Inc.                                   31,798  339,686
    Digital Chosun Co., Ltd.                                    10,075   20,545
    Digital Power Communications Co., Ltd.                       4,510   18,328
    Dong Ah Tire & Rubber Co., Ltd.                              1,715   42,191
    Dong-A Socio Holdings Co., Ltd.                                548   63,225
    Dong-A ST Co., Ltd.                                            470   34,862
    Dong-A Steel Technology Co., Ltd.                            1,489   10,606
    Dong-Ah Geological Engineering Co., Ltd.                       457    5,591
    Dong-Il Corp.                                                  394   20,310
*   DONGBU Co., Ltd.                                            22,287   14,812
*   Dongbu Corp.                                                 1,365   18,711
    Dongbu Insurance Co., Ltd.                                   6,835  489,200
*   Dongbu Securities Co., Ltd.                                  6,876   24,584
    Dongil Industries Co., Ltd.                                    228   15,281
    Dongkuk Industries Co., Ltd.                                 7,943   33,572
    Dongkuk Steel Mill Co., Ltd.                                12,055  154,540
    Dongkuk Structures & Construction Co., Ltd.                  3,652   20,886
    DONGSUNG Corp.                                               3,840   22,168
    Dongsung Finetec Co., Ltd.                                   2,245   12,016
    Dongwha Enterprise Co., Ltd.                                   565   18,404
    Dongwha Pharm Co., Ltd.                                      2,476   18,099
    Dongwon Development Co., Ltd.                               12,293   54,935
    Dongwon F&B Co., Ltd.                                          231   44,587

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Dongwon Industries Co., Ltd.                                   232 $ 57,409
    Dongyang E&P, Inc.                                           1,094   12,846
    Doosan Corp.                                                   823   86,778
*   Doosan Engine Co., Ltd.                                     10,197   37,601
    Doosan Heavy Industries & Construction Co., Ltd.             9,731  179,165
*   Doosan Infracore Co., Ltd.                                  22,749  163,710
    DRB Holding Co., Ltd.                                        2,082   17,731
    DSR Wire Corp.                                               3,362   18,692
    Duksung Co., Ltd.                                            4,422   17,834
    DY Corp.                                                     2,973   19,134
    e Tec E&C, Ltd.                                                158   19,401
    e-LITECOM Co., Ltd.                                          1,501   12,505
    Eagon Industrial, Ltd.                                       1,585   13,382
    Easy Bio, Inc.                                               8,678   53,661
#*  EcoBio Holdings Co., Ltd.                                    2,465   20,908
    Elentec Co., Ltd.                                            4,044   18,166
    EM-Tech Co., Ltd.                                            2,349   28,453
    Eugene Corp.                                                 7,357   41,408
*   Eugene Investment & Securities Co., Ltd.                    10,226   33,724
    Eusu Holdings Co., Ltd.                                      2,480   16,880
    EVERDIGM Corp.                                               1,537   17,025
    F&F Co., Ltd.                                                  722   18,093
*   FarmStory Co., Ltd.                                         13,834   17,742
    Feelux Co., Ltd.                                             6,238   17,551
    Fila Korea, Ltd.                                             2,034  134,504
*   Gamevil, Inc.                                                  643   31,645
    Gaon Cable Co., Ltd.                                           585   13,481
    Geumhwa PSC Co., Ltd.                                          414   13,901
    GOLFZONNEWDIN Co., Ltd.                                      3,262   16,391
*   GS Global Corp.                                              6,392   17,704
    GS Holdings Corp.                                            7,295  491,735
    Gwangju Shinsegae Co., Ltd.                                     56   12,281
*   Halla Corp.                                                  2,965   13,145
    Halla Holdings Corp.                                         1,649   97,177
    Han Kuk Carbon Co., Ltd.                                     5,087   27,243
    Handok, Inc.                                                   864   19,429
    Handsome Co., Ltd.                                           2,392   77,166
    Hanil Cement Co., Ltd.                                         612   67,761
*   Hanjin Heavy Industries & Construction Co., Ltd.            14,878   58,958
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.    3,532   17,919
*   Hanjin Kal Corp.                                             8,494  178,494
    Hanjin Transportation Co., Ltd.                              2,068   58,328
    Hankuk Paper Manufacturing Co., Ltd.                           784   20,702
    HanmiGlobal Co., Ltd.                                        2,096   22,183
    Hansae Yes24 Holdings Co., Ltd.                              1,461   12,934
    Hanshin Construction                                         1,594   28,985
*   Hansol Holdings Co., Ltd.                                    6,936   38,613
*   Hansol HomeDeco Co., Ltd.                                    8,230   10,959
    Hansol Paper Co., Ltd.                                       3,188   54,127
*   Hansol Technics Co., Ltd.                                    1,825   25,449
    Hanwha Chemical Corp.                                       19,926  600,599
    Hanwha Corp.                                                 8,227  359,835
*   Hanwha Galleria Timeworld Co., Ltd.                            357    9,093

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Hanwha General Insurance Co., Ltd.                           8,123 $ 72,947
*   Hanwha Investment & Securities Co., Ltd.                    27,317   89,747
#   Hanwha Life Insurance Co., Ltd.                             19,254  129,913
    Hanyang Eng Co., Ltd.                                        3,073   35,807
    Harim Co., Ltd.                                              5,009   20,451
    Harim Holdings Co., Ltd.                                     5,448   20,308
#   Heung-A Shipping Co., Ltd.                                  16,662   19,740
*   Heungkuk Fire & Marine Insurance Co., Ltd.                   8,256   49,055
    Hitejinro Holdings Co., Ltd.                                 1,504   15,524
    HMC Investment Securities Co., Ltd.                          4,374   46,514
    HS R&A Co., Ltd.                                             6,290   16,604
    Humax Co., Ltd.                                              3,803   36,697
    Huons Global Co., Ltd.                                         889   27,684
    Husteel Co., Ltd.                                              923   12,538
    Huvis Corp.                                                  2,628   19,145
    Hwa Shin Co., Ltd.                                           3,479   17,901
    Hwangkum Steel & Technology Co., Ltd.                        2,211   18,024
    HwaSung Industrial Co., Ltd.                                 1,115   15,144
    Hy-Lok Corp.                                                 1,190   24,506
    Hyosung Corp.                                                3,099  463,921
    Hyundai BNG Steel Co., Ltd.                                    909   10,436
    Hyundai Corp.                                                1,315   23,915
    Hyundai Department Store Co., Ltd.                           2,864  284,135
    Hyundai Engineering & Construction Co., Ltd.                14,729  595,677
    Hyundai Engineering Plastics Co., Ltd.                       2,556   15,880
    Hyundai Hy Communications & Networks Co., Ltd.               7,263   27,130
    Hyundai Marine & Fire Insurance Co., Ltd.                   11,286  457,885
    Hyundai Pharmaceutical Co., Ltd.                             2,981   11,446
#   Hyundai Wia Corp.                                            3,138  193,540
    I Controls, Inc.                                               557   14,792
*   IHQ, Inc.                                                   14,886   27,797
    Iljin Electric Co., Ltd.                                     2,455    9,902
    Iljin Holdings Co., Ltd.                                     3,429   17,692
    Ilshin Spinning Co., Ltd.                                      195   21,178
    iMarketKorea, Inc.                                           2,959   33,708
*   Insun ENT Co., Ltd.                                          4,199   30,304
    Intelligent Digital Integrated Security Co., Ltd.            1,158    8,387
    Interpark Holdings Corp.                                    10,966   56,152
    IS Dongseo Co., Ltd.                                         1,037   38,464
    ISU Chemical Co., Ltd.                                       1,279   20,468
    IsuPetasys Co., Ltd.                                         5,166   19,978
    JB Financial Group Co., Ltd.                                23,465  145,370
    KAON Media Co., Ltd.                                         1,968   20,836
    KB Financial Group, Inc.                                     1,265   67,235
    KC Green Holdings Co., Ltd.                                  1,848   10,220
    KCC Engineering & Construction Co., Ltd.                     1,945   18,762
    Keyang Electric Machinery Co., Ltd.                          5,858   25,180
    KG Chemical Corp.                                            1,692   23,612
    KG Eco Technology Service Co., Ltd.                          6,425   25,877
    KGMobilians Co., Ltd.                                        1,422    9,429
    KISCO Corp.                                                    808   31,227
    KISCO Holdings Co., Ltd.                                       274   18,434
    KISWIRE, Ltd.                                                1,003   35,298

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    KIWOOM Securities Co., Ltd.                                  1,653 $125,461
*   KleanNara Co., Ltd.                                          4,228   18,894
*   KMH Co., Ltd.                                                2,719   25,270
    Kodaco Co., Ltd.                                             9,455   29,862
    Kolao Holdings                                               3,260   16,118
    Kolon Corp.                                                  1,047   57,917
    Kolon Global Corp.                                             710    8,065
    Kolon Industries, Inc.                                       2,777  162,997
*   KONA I Co., Ltd.                                             3,068   35,931
    Korea Autoglass Corp.                                        1,060   19,823
    Korea Cast Iron Pipe Industries Co., Ltd.                    2,203   20,374
    Korea Circuit Co., Ltd.                                      1,872   22,479
    Korea Electric Terminal Co., Ltd.                              817   51,535
    Korea Investment Holdings Co., Ltd.                          1,444   91,878
*   Korea Line Corp.                                             2,607   75,198
    Korea Petrochemical Ind Co., Ltd.                              499  115,100
*   Korean Air Lines Co., Ltd.                                   7,696  244,391
    Korean Reinsurance Co.                                      19,807  228,337
    Kortek Corp.                                                 2,019   25,263
    KPX Chemical Co., Ltd.                                         288   18,324
    KSS LINE, Ltd.                                               2,670   23,370
*   KT Hitel Co., Ltd.                                           2,856   16,933
    KT Skylife Co., Ltd.                                         4,247   63,377
*   KTB Investment & Securities Co., Ltd.                       11,121   35,646
    KTCS Corp.                                                   8,880   18,932
    Ktis Corp.                                                   4,865   14,104
    Kukdo Chemical Co., Ltd.                                       722   36,900
    Kumho Industrial Co., Ltd.                                   2,460   24,850
#   Kumho Petrochemical Co., Ltd.                                1,518  102,336
#*  Kumho Tire Co., Inc.                                        18,552  125,112
    Kumkang Kind Co., Ltd.                                         610   20,541
    Kwang Dong Pharmaceutical Co., Ltd.                          6,906   51,998
*   Kwang Myung Electric Co., Ltd.                              11,132   24,753
    Kwangju Bank Co., Ltd.                                       5,799   71,774
*   Kyeryong Construction Industrial Co., Ltd.                     629   10,051
    Kyobo Securities Co., Ltd.                                   6,572   61,678
    Kyung-In Synthetic Corp.                                     2,605    9,248
    Kyungbang, Ltd.                                              1,708   24,882
    Kyungchang Industrial Co., Ltd.                              2,837   12,438
    Kyungdong Pharm Co., Ltd.                                    1,159   19,886
*   LB Semicon, Inc.                                             4,621   11,514
    LEADCORP, Inc. (The)                                         3,249   21,951
    LF Corp.                                                     4,056  113,670
    LG Hausys, Ltd.                                              1,190  116,953
    LG Innotek Co., Ltd.                                         2,076  278,007
    LG International Corp.                                       5,189  136,325
    Lock & Lock Co., Ltd.                                        3,844   46,208
    Lotte Chilsung Beverage Co., Ltd.                              104  150,036
#   LOTTE Fine Chemical Co., Ltd.                                3,415  131,902
    Lotte Food Co., Ltd.                                           136   75,867
    LOTTE Himart Co., Ltd.                                       1,899  118,106
    Lotte Non-Life Insurance Co., Ltd.                           9,355   25,747
    LS Corp.                                                     2,748  206,565

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd.                              2,433 $125,566
*   Lumens Co., Ltd.                                             6,649   24,112
*   Maeil Dairies Co., Ltd.                                        584   39,366
    Maeil Holdings Co., Ltd.                                       524   11,216
    Mando Corp.                                                    828  189,818
    MegaStudy Co., Ltd.                                            162    4,371
*   Melfas, Inc.                                                 2,479   10,033
    Meritz Financial Group, Inc.                                 7,307   99,248
    Meritz Fire & Marine Insurance Co., Ltd.                    10,266  216,903
    Meritz Securities Co., Ltd.                                 36,213  168,559
    Mi Chang Oil Industrial Co., Ltd.                              239   19,134
    Mirae Asset Life Insurance Co., Ltd.                        17,478   82,032
    MK Electron Co., Ltd.                                        2,558   25,586
*   MNTech Co., Ltd.                                             3,037   19,228
    Mobase Co., Ltd.                                             1,893   13,405
    Moorim P&P Co., Ltd.                                         1,906    7,990
    Muhak Co., Ltd.                                              2,034   41,248
    Namhae Chemical Corp.                                        5,124   44,684
*   Namsun Aluminum Co., Ltd.                                   20,720   22,687
    Namyang Dairy Products Co., Ltd.                                64   41,864
*   Neowiz                                                       2,253   24,259
    Nexen Corp.                                                  2,860   22,565
    Nexen Tire Corp.                                             6,092   72,413
    NH Investment & Securities Co., Ltd.                        26,389  333,794
    NICE Holdings Co., Ltd.                                      2,721   40,248
#*  NK Co., Ltd.                                                18,343   17,704
    Nong Shim Holdings Co., Ltd.                                   286   27,980
*   Nong Woo Bio Co., Ltd.                                       1,968   25,946
    NOROO Paint & Coatings Co., Ltd.                             2,353   18,373
    NS Shopping Co., Ltd.                                        1,930   28,800
    OCI Co., Ltd.                                                3,119  257,265
*   Pan Ocean Co., Ltd.                                         12,173   63,381
#   Paradise Co., Ltd.                                           7,661   90,951
    Partron Co., Ltd.                                            3,821   28,990
#*  Paru Co., Ltd.                                               6,180   36,295
    Poongsan Corp.                                               3,816  169,420
    POSCO Chemtech Co., Ltd.                                     2,120   39,680
    POSCO Coated & Color Steel Co., Ltd.                           534   15,244
    Posco Daewoo Corp.                                           4,008   84,164
*   Power Logics Co., Ltd.                                       6,041   25,252
    Protec Co., Ltd.                                             2,493   34,828
    Pyeong Hwa Automotive Co., Ltd.                              2,380   30,509
*   RFTech Co., Ltd.                                             2,522   12,195
*   S&T Dynamics Co., Ltd.                                       4,103   34,113
    S&T Holdings Co., Ltd.                                       1,872   27,623
    S&T Motiv Co., Ltd.                                          1,605   76,208
    S-Energy Co., Ltd.                                           2,950   24,072
*   S-MAC Co., Ltd.                                             21,292   17,962
    Sajo Industries Co., Ltd.                                      398   27,209
*   Samho International Co., Ltd.                                  670   12,060
    SAMHWA Paints Industrial Co., Ltd.                           1,801   14,183
    Samick Musical Instruments Co., Ltd.                         8,471   14,681
#*  Samji Electronics Co., Ltd.                                  2,577   19,064

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Samkwang Glass                                                 274 $ 13,838
    Sammok S-Form Co., Ltd.                                      1,638   20,103
*   SAMPYO Cement Co., Ltd.                                      3,745   12,918
    Samsung Card Co., Ltd.                                       5,178  183,625
    Samsung Securities Co., Ltd.                                12,404  449,624
    SAMT Co., Ltd.                                               8,669   17,366
    Samyang Corp.                                                  557   50,547
    Samyang Holdings Corp.                                         821   84,388
    Samyang Tongsang Co., Ltd.                                     466   20,647
    Sangsin Brake                                                2,584   15,909
    SBS Contents Hub Co., Ltd.                                   1,389   11,308
    SBS Media Holdings Co., Ltd.                                 7,692   20,867
    Seah Besteel Corp.                                           2,858   88,977
    SeAH Holdings Corp.                                            197   28,352
    SeAH Steel Corp.                                               584   50,737
    Sebang Co., Ltd.                                             2,364   31,378
    Sebang Global Battery Co., Ltd.                              1,555   53,870
    Sebo Manufacturing Engineer Corp.                            1,650   20,583
    Sejong Industrial Co., Ltd.                                    985    7,526
    Sekonix Co., Ltd.                                            2,060   29,338
    Sempio Co.                                                     717   23,221
    Sempio Foods Co.                                                 7      241
    Seohan Co., Ltd.                                             8,165   18,362
    Seohee Construction Co., Ltd.                               28,436   31,913
    Seoul Semiconductor Co., Ltd.                                4,401   81,769
    SEOWONINTECH Co., Ltd.                                       2,304   25,025
    Seoyon Co., Ltd.                                             1,670   14,706
    Seoyon E-Hwa Co., Ltd.                                       2,160   25,967
*   Sewon Cellontech Co., Ltd.                                   4,905   11,660
*   SFA Semicon Co, Ltd.                                        10,919   29,253
*   SG&G Corp.                                                   5,902   20,148
*   Shin Poong Pharmaceutical Co., Ltd.                          5,587   29,546
    Shinsegae Engineering & Construction Co., Ltd.                 576   16,647
    Shinsegae Information & Communication Co., Ltd.                224   16,504
    Shinsegae International, Inc.                                  567   34,307
    Shinsegae, Inc.                                              1,285  273,084
*   Shinsung Tongsang Co., Ltd.                                 10,979    9,745
    Shinwha Intertek Corp.                                       5,026   13,979
*   Shinwon Corp.                                                5,469    9,341
*   Signetics Corp.                                             17,512   21,679
    Silicon Works Co., Ltd.                                      1,092   34,752
    SIMPAC, Inc.                                                 4,120   17,050
    SK Gas, Ltd.                                                   881   90,530
    SK Networks Co., Ltd.                                       21,936  124,090
*   SK Securities Co., Ltd.                                     52,446   60,703
    SKC Co., Ltd.                                                4,427  143,297
    SL Corp.                                                     2,270   45,114
    SMEC Co., Ltd.                                               3,430   11,978
    Songwon Industrial Co., Ltd.                                 2,765   50,413
    SPG Co., Ltd.                                                1,805   11,529
    Spigen Korea Co., Ltd.                                         433   15,474
    Ssangyong Cement Industrial Co., Ltd.                        4,579   58,678
*   Ssangyong Information & Communication                          716    1,350

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
*   Ssangyong Motor Co.                                       6,329 $    35,275
    Sunchang Corp.                                            2,242      19,861
    Sung Bo Chemicals Co., Ltd.                               3,534      21,066
    Sung Kwang Bend Co., Ltd.                                 2,928      25,883
    Sungchang Enterprise Holdings, Ltd.                       7,035      18,178
    Sungdo Engineering & Construction Co., Ltd.               4,138      24,776
*   Sungshin Cement Co., Ltd.                                 2,254      14,910
    Sungwoo Hitech Co., Ltd.                                  7,474      47,675
    Taekwang Industrial Co., Ltd.                                80      88,272
*   Taewoong Co., Ltd.                                        2,295      46,825
*   Taeyoung Engineering & Construction Co., Ltd.             7,728      63,658
*   Taihan Textile Co., Ltd.                                    136      10,240
    Tailim Packaging Co., Ltd.                                6,164      14,157
*   TBH Global Co., Ltd.                                      2,501      23,886
*   Thinkware Systems Corp.                                   1,985      20,301
*   TK Chemical Corp.                                         7,026      13,921
    TK Corp.                                                  2,371      20,354
#   Tong Yang Moolsan Co., Ltd.                              10,050      16,842
    Tongyang Life Insurance Co., Ltd.                         6,508      56,596
    Tongyang, Inc.                                           37,837      75,483
    Top Engineering Co., Ltd.                                 3,622      21,974
    Tovis Co., Ltd.                                           3,257      26,072
    TS Corp.                                                    620      14,594
    Ubiquoss Holdings, Inc.                                   1,614       9,264
*   Ubiquoss, Inc.                                              515       9,221
    Uju Electronics Co., Ltd.                                   841      11,117
    Unid Co., Ltd.                                            1,325      60,439
    Whanin Pharmaceutical Co., Ltd.                           1,747      30,820
#*  WillBes & Co. (The)                                       9,359      17,470
*   Wonik Holdings Co., Ltd.                                  9,905      75,998
*   Woongjin Co., Ltd.                                       12,662      25,464
*   Woongjin Thinkbig Co., Ltd.                               5,132      32,776
    Y G-1 Co., Ltd.                                           3,685      38,355
*   YeaRimDang Publishing Co., Ltd.                           4,964      42,941
    YESCO Co., Ltd.                                             680      23,276
    Yoosung Enterprise Co., Ltd.                              3,930      14,326
    YooSung T&S Co., Ltd.                                     2,232       8,497
    Youlchon Chemical Co., Ltd.                               2,408      29,803
    Young Poong Corp.                                            81      89,614
    Youngone Holdings Co., Ltd.                               1,092      52,475
*   Yuanta Securities Korea Co., Ltd.                        16,913      58,657
    Zeus Co., Ltd.                                            1,279      19,551
                                                                    -----------
TOTAL SOUTH KOREA                                                    21,795,798
                                                                    -----------
SPAIN -- (1.6%)
    Acciona SA                                                5,919     505,953
    Acerinox SA                                              21,943     281,706
    Adveo Group International SA                              2,813      10,465
    Almirall SA                                              10,222      98,868
    Applus Services SA                                       14,704     189,384
    Azkoyen SA                                                1,280      11,678
    Banco de Sabadell SA                                    912,089   2,036,806
    Bankia SA                                                 5,345      27,017

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
    Bankinter SA                                               4,654 $   45,295
*   Baron de Ley                                                 359     45,647
    Construcciones y Auxiliar de Ferrocarriles SA              2,720    120,945
*   Deoleo SA                                                 72,355     17,510
    Ebro Foods SA                                             10,660    255,167
*   eDreams ODIGEO SA                                         16,683     58,072
    Elecnor SA                                                 6,480     89,300
    Enagas SA                                                  7,387    208,779
    Ence Energia y Celulosa SA                                28,711    122,357
    Ercros SA                                                 22,936     83,333
    Euskaltel SA                                              12,893    131,826
    Fluidra SA                                                 8,053     70,754
    Grupo Catalana Occidente SA                                5,810    258,464
    Iberpapel Gestion SA                                       1,348     44,779
*   Indra Sistemas SA                                            769     11,896
*   Liberbank SA                                              73,128     84,232
    Mapfre SA                                                181,725    676,893
    Melia Hotels International SA                             15,823    245,258
    Miquel y Costas & Miquel SA                                2,200     81,427
    NH Hotel Group SA                                         39,185    261,061
    Obrascon Huarte Lain SA                                   24,022    100,873
    Papeles y Cartones de Europa SA                            8,250     72,383
    Prim SA                                                      827     10,787
    Prosegur Cia de Seguridad SA                              11,481     78,471
*   Quabit Inmobiliaria SA(BYYTT70)                            9,027     18,628
    Quabit Inmobiliaria SA(BYVXB02)                              451        935
*   Sacyr SA                                                  76,344    203,717
    Saeta Yield SA                                             6,493     74,504
    Talgo SA                                                   4,119     23,806
*   Tubacex SA                                                23,482     91,908
#*  Tubos Reunidos SA                                         28,263     35,919
*   Vocento SA                                                20,755     38,645
                                                                     ----------
TOTAL SPAIN                                                           6,825,448
                                                                     ----------
SWEDEN -- (1.7%)
    AAK AB                                                     2,826    208,886
    Acando AB                                                 13,144     44,283
    AddNode Group AB                                           1,736     15,478
    AF AB Class B                                              7,128    156,134
    Alimak Group AB                                            3,262     56,554
    Attendo AB                                                 3,961     49,832
*   BE Group AB                                                1,919     13,899
    Beijer Alma AB                                             2,676     78,155
*   Beijer Electronics Group AB                                  915      5,021
    Beijer Ref AB                                              4,230    127,074
    Bergman & Beving AB                                        4,158     51,514
    Betsson AB                                                13,754    132,272
    Bilia AB Class A                                          11,186    108,071
    BillerudKorsnas AB                                        23,421    370,342
    Biotage AB                                                 4,842     34,907
    Bjorn Borg AB                                              2,840     11,785
    Bonava AB                                                  1,883     32,727
    Bonava AB Class B                                          6,493    113,617

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Bulten AB                                                    3,216 $ 49,000
    Byggmax Group AB                                             8,853   71,556
    Cavotec SA                                                   6,627   25,369
    Clas Ohlson AB Class B                                       1,503   30,898
    Cloetta AB Class B                                          38,541  137,930
*   Collector AB                                                 1,898   22,604
    Com Hem Holding AB                                          14,358  209,690
    Concordia Maritime AB Class B                                6,501   10,627
    Doro AB                                                      2,061   12,888
    Duni AB                                                      5,305   76,887
    Dustin Group AB                                              6,179   51,829
    Elanders AB Class B                                          2,131   25,396
*   Eltel AB                                                    19,562   62,222
    Enea AB                                                      1,237   11,818
    Getinge AB Class B                                          16,521  286,786
    Granges AB                                                  11,282  124,709
    Gunnebo AB                                                   4,292   22,851
*   Haldex AB                                                    8,793  117,368
    Hexpol AB                                                    3,973   40,636
    HIQ International AB                                         2,039   13,633
    Holmen AB Class B                                            9,932  448,584
    Inwido AB                                                    7,483   94,073
    JM AB                                                        7,803  273,878
    KappAhl AB                                                   8,780   49,950
    KNOW IT AB                                                   3,970   63,993
    Lindab International AB                                     11,150  117,245
    Loomis AB Class B                                            7,665  284,771
*   Medivir AB Class B                                           5,045   41,836
    Mekonomen AB                                                 3,222   67,852
    Modern Times Group MTG AB Class B                            5,479  190,417
*   Momentum Group AB Class B                                    4,158   42,874
    MQ Holding AB                                                3,386   13,247
    NCC AB Class B                                               6,493  168,946
    Nederman Holding AB                                            741   21,136
*   Net Insight AB Class B                                      22,012   14,454
    New Wave Group AB Class B                                    8,555   59,598
    Nobia AB                                                    11,628  119,384
    Nobina AB                                                    6,412   31,605
    Nolato AB Class B                                            2,774  121,819
    Opus Group AB                                               30,523   26,639
    Peab AB                                                     21,686  254,556
    Pricer AB Class B                                           29,801   35,996
    Proact IT Group AB                                             314    8,030
*   Qliro Group AB                                              20,496   42,173
    Ratos AB Class B                                            31,228  149,181
    Recipharm AB Class B                                         5,393   64,785
    Rezidor Hotel Group AB                                      11,618   44,774
    Rottneros AB                                                11,881   10,667
    Saab AB Class B                                              1,847   85,700
*   SAS AB                                                      13,176   31,494
    Scandi Standard AB                                           5,752   41,133
    Scandic Hotels Group AB                                      5,542   77,054
    Semcon AB                                                    2,598   17,203

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    SkiStar AB                                                 2,475 $   55,033
*   SSAB AB Class A                                           29,202    147,541
*   SSAB AB Class B(BPRBWM6)                                  38,696    160,396
*   SSAB AB Class B(B17H3F6)                                  68,427    282,546
    Sweco AB Class B                                           2,610     63,744
    Swedol AB Class B                                          4,974     17,813
    Systemair AB                                               2,368     40,193
    Tele2 AB Class B                                           6,221     74,041
    Thule Group AB                                            10,341    201,244
    Transcom Worldwide AB                                      2,887     31,288
    VBG Group AB Class B                                         781     13,158
                                                                     ----------
TOTAL SWEDEN                                                          7,217,292
                                                                     ----------
SWITZERLAND -- (3.2%)
    Allreal Holding AG                                         2,159    392,568
*   Alpiq Holding AG                                             471     39,940
    ALSO Holding AG                                              633     82,778
*   Arbonia AG                                                 4,596     87,445
    Aryzta AG                                                  9,757    313,540
    Baloise Holding AG                                         6,402  1,028,584
    Bank Cler AG                                                 772     34,688
    Banque Cantonale de Geneve                                   290     47,844
    Banque Cantonale Vaudoise                                    391    282,888
    Bell Food Group AG                                           140     64,425
    Bellevue Group AG                                          1,424     28,487
    Berner Kantonalbank AG                                       564    106,824
    Bobst Group SA                                             1,584    176,356
    Bucher Industries AG                                         830    276,762
    Calida Holding AG                                            590     23,727
    Carlo Gavazzi Holding AG                                      56     20,441
    Cembra Money Bank AG                                       3,124    280,239
    Cham Paper Holding AG                                         85     34,800
*   Cicor Technologies, Ltd.                                     389     20,436
    Cie Financiere Tradition SA                                  318     29,220
    Clariant AG                                               30,288    703,818
    Conzzeta AG                                                  201    210,345
    DKSH Holding AG                                            2,728    214,675
*   Dufry AG                                                   4,813    766,738
    EFG International AG                                      14,224    105,619
    Emmi AG                                                      296    208,545
    Energiedienst Holding AG                                   2,240     61,159
*   Evolva Holding SA                                         38,072     18,114
    Feintool International Holding AG                            230     28,089
    Flughafen Zurich AG                                        2,665    679,678
    GAM Holding AG                                            24,058    379,299
    Gurit Holding AG                                              73     87,716
    Helvetia Holding AG                                        1,207    674,623
    HOCHDORF Holding AG                                           88     26,387
    Huber & Suhner AG                                          1,240     88,371
    Hypothekarbank Lenzburg AG                                     7     32,864
    Implenia AG                                                1,931    142,807
    Jungfraubahn Holding AG                                      535     63,084
    Komax Holding AG                                             467    136,411

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Kudelski SA                                               5,256 $    83,684
*   Lastminute.com NV                                         1,019      12,646
    Liechtensteinische Landesbank AG                          1,644      83,134
    Luzerner Kantonalbank AG                                    390     175,368
    MCH Group AG                                                389      30,893
    Metall Zug AG Class B                                        30     125,530
    Mobimo Holding AG                                           976     278,617
    OC Oerlikon Corp. AG                                     21,016     307,484
*   Orascom Development Holding AG                            1,150       8,004
    Orell Fuessli Holding AG                                     25       3,320
    Orior AG                                                    788      58,747
    Phoenix Mecano AG                                            76      44,214
    Plazza AG Class A                                           166      39,471
    Rieter Holding AG                                           445     103,059
    Romande Energie Holding SA                                   55      74,220
*   Schmolz + Bickenbach AG                                  73,016      67,128
    Schweiter Technologies AG                                   125     164,514
    SFS Group AG                                              2,136     242,990
    Siegfried Holding AG                                        505     146,859
    St Galler Kantonalbank AG                                   325     144,766
    Sulzer AG                                                 1,725     193,526
    Sunrise Communications Group AG                           3,851     303,705
    Swiss Life Holding AG                                     4,696   1,713,817
    Swissquote Group Holding SA                               1,337      38,506
    Tamedia AG                                                  380      58,559
    Thurgauer Kantonalbank                                      257      26,763
    Valiant Holding AG                                        2,582     304,358
    Valora Holding AG                                           475     157,674
    Vaudoise Assurances Holding SA                              165      91,790
    Vetropack Holding AG                                         32      67,570
    Vontobel Holding AG                                       2,935     195,250
    VP Bank AG                                                  380      47,859
    Walliser Kantonalbank                                     1,015      99,974
    Zehnder Group AG                                          1,438      50,481
    Zug Estates Holding AG Class B                               31      59,349
    Zuger Kantonalbank AG                                        19     105,021
                                                                    -----------
TOTAL SWITZERLAND                                                    13,709,184
                                                                    -----------
TAIWAN -- (4.5%)
    Ability Enterprise Co., Ltd.                             49,790      31,167
    AcBel Polytech, Inc.                                     69,000      53,113
#   Acer, Inc.                                              499,000     245,204
    ACES Electronic Co., Ltd.                                18,000      16,670
    Achem Technology Corp.                                   40,000      13,514
    Acter Co., Ltd.                                           7,000      45,066
*   Advanced Connectek, Inc.                                 50,000      17,210
    Advanced International Multitech Co., Ltd.               32,000      37,453
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.       18,000      12,931
    Advancetek Enterprise Co., Ltd.                          20,000      13,807
*   AGV Products Corp.                                       64,960      16,715
    Alchip Technologies, Ltd.                                10,000      26,409
    Alpha Networks, Inc.                                     54,000      44,157
    Altek Corp.                                              56,000      48,800

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Ambassador Hotel (The)                                      32,000 $ 24,743
    AMPOC Far-East Co., Ltd.                                    23,000   19,082
    Apacer Technology, Inc.                                     19,000   25,517
    APCB, Inc.                                                  39,000   40,740
    Apex International Co., Ltd.                                29,928   25,477
    Arcadyan Technology Corp.                                   21,000   32,726
    Ardentec Corp.                                              68,430   63,365
    Asia Cement Corp.                                          337,000  297,842
    Asia Optical Co., Inc.                                      52,000  122,391
    Asia Plastic Recycling Holding, Ltd.                        33,660   15,440
    Asia Vital Components Co., Ltd.                             57,000   49,950
    Audix Corp.                                                 16,000   20,444
    AVY Precision Technology, Inc.                              14,000   24,845
    Bank of Kaohsiung Co., Ltd.                                 69,432   23,568
    BenQ Materials Corp.                                        41,000   22,400
    BES Engineering Corp.                                      225,000   48,532
    Capital Futures Corp.                                       15,000   18,404
    Capital Securities Corp.                                   315,000  103,582
    Career Technology MFG. Co., Ltd.                            66,000   43,854
    Casetek Holdings, Ltd.                                      22,000   69,493
    Cathay Real Estate Development Co., Ltd.                   103,600   59,518
    Chailease Holding Co., Ltd.                                 35,000  100,617
*   Champion Building Materials Co., Ltd.                       77,000   18,824
    Chang Wah Electromaterials, Inc.                             4,000   18,222
    Channel Well Technology Co., Ltd.                           13,000   11,345
    CHC Healthcare Group                                         9,000   12,326
    Cheng Loong Corp.                                          153,000   80,313
    Cheng Uei Precision Industry Co., Ltd.                      67,000   90,876
    Chilisin Electronics Corp.                                   9,360   23,389
#*  Chimei Materials Technology Corp.                           41,000   18,375
    Chin-Poon Industrial Co., Ltd.                              51,000  100,684
    China Airlines, Ltd.                                       462,000  141,980
    China Bills Finance Corp.                                  192,000   95,056
    China Chemical & Pharmaceutical Co., Ltd.                   31,000   18,382
*   China Electric Manufacturing Corp.                          61,000   16,135
    China General Plastics Corp.                                54,631   52,389
    China Life Insurance Co., Ltd.                             142,240  150,497
    China Metal Products                                        53,000   53,445
    China Steel Structure Co., Ltd.                             24,000   16,295
    China Synthetic Rubber Corp.                                82,000   92,773
    China Wire & Cable Co., Ltd.                                26,000   22,368
    Chinese Maritime Transport, Ltd.                            17,710   15,957
    Chipbond Technology Corp.                                   88,000  144,954
    ChipMOS TECHNOLOGIES, Inc.                                  42,000   41,279
    Chong Hong Construction Co., Ltd.                           17,000   40,365
    Chun Yuan Steel                                            104,000   39,431
*   Chung Hung Steel Corp.                                      97,000   32,613
    Chung Hwa Pulp Corp.                                        55,015   18,487
    Chung-Hsin Electric & Machinery Manufacturing Corp.         66,000   46,322
    Chyang Sheng Dyeing & Finishing Co., Ltd.                   13,000   10,339
    Clevo Co.                                                   94,000   84,004
*   CMC Magnetics Corp.                                        321,000   41,214
    Coland Holdings, Ltd.                                       14,000   18,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Compal Electronics, Inc.                                   706,000 $468,885
    Compeq Manufacturing Co., Ltd.                             164,000  151,186
    Concord Securities Co., Ltd.                                49,000   10,694
    Continental Holdings Corp.                                  45,000   17,139
    Contrel Technology Co., Ltd.                                15,000    9,652
    Coretronic Corp.                                            75,000   94,880
    Coxon Precise Industrial Co., Ltd.                          15,000   13,816
*   CSBC Corp. Taiwan                                           61,000   26,466
    CviLux Corp.                                                17,000   18,188
    CyberTAN Technology, Inc.                                   49,000   32,840
    D-Link Corp.                                                95,000   35,043
    DA CIN Construction Co., Ltd.                               37,000   21,624
*   Danen Technology Corp.                                      74,000   15,781
    Darfon Electronics Corp.                                    31,000   26,322
    Darwin Precisions Corp.                                     50,000   21,031
    Depo Auto Parts Ind Co., Ltd.                               14,000   38,039
    Dimerco Express Corp.                                       19,000   13,524
*   Dynamic Electronics Co., Ltd.                               73,000   28,644
    Dynapack International Technology Corp.                     32,000   41,516
#   E Ink Holdings, Inc.                                       141,000  150,744
    Edimax Technology Co., Ltd.                                 60,000   20,357
    Edom Technology Co., Ltd.                                   21,000   11,336
    Elite Semiconductor Memory Technology, Inc.                 50,000   59,038
*   Elitegroup Computer Systems Co., Ltd.                       67,000   43,789
    ENG Electric Co., Ltd.                                      38,000   20,133
    EnTie Commercial Bank Co., Ltd.                            110,000   46,619
*   Epistar Corp.                                              187,000  178,758
    Eson Precision Ind. Co., Ltd.                               15,000   23,474
    Eva Airways Corp.                                          292,400  141,696
    Everest Textile Co., Ltd.                                   65,000   34,559
    Evergreen International Storage & Transport Corp.           93,000   43,117
*   Evergreen Marine Corp. Taiwan, Ltd.                        235,000  128,776
    Everlight Chemical Industrial Corp.                         81,450   48,139
    Everlight Electronics Co., Ltd.                             54,000   82,141
    Excelsior Medical Co., Ltd.                                 15,000   23,867
    Far Eastern Department Stores, Ltd.                        179,000   89,228
    Far Eastern International Bank                             401,060  132,295
    Faraday Technology Corp.                                    29,000   39,746
    Farglory Land Development Co., Ltd.                         67,000   83,883
    Federal Corp.                                               75,480   35,530
    Feedback Technology Corp.                                   12,000   26,647
    Feng Hsin Steel Co., Ltd.                                   33,000   56,511
    First Hotel                                                 24,656   13,715
    First Insurance Co., Ltd. (The)                             37,000   16,908
*   First Steamship Co., Ltd.                                  123,676   37,636
    FLEXium Interconnect, Inc.                                  12,598   58,827
#   FocalTech Systems Co., Ltd.                                 46,000   60,086
    Forest Water Environment Engineering Co., Ltd.              11,000   21,825
    Formosa Advanced Technologies Co., Ltd.                     26,000   24,179
    Formosa Laboratories, Inc.                                   9,000   23,892
    Formosan Rubber Group, Inc.                                 76,500   38,106
    Formosan Union Chemical                                     33,000   21,795
    Fortune Electric Co., Ltd.                                  33,000   18,944

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Founding Construction & Development Co., Ltd.               24,000 $ 12,558
    Fulgent Sun International Holding Co., Ltd.                 13,292   37,664
    Fulltech Fiber Glass Corp.                                  72,000   34,439
    Gallant Precision Machining Co., Ltd.                       37,000   28,390
    Gemtek Technology Corp.                                     63,000   54,686
    Getac Technology Corp.                                      60,000   75,887
    Giantplus Technology Co., Ltd.                              40,000   25,007
    Gigabyte Technology Co., Ltd.                               96,000  122,675
*   Gigastorage Corp.                                           59,000   33,889
#*  Gintech Energy Corp.                                        78,304   42,789
*   Global Brands Manufacture, Ltd.                             72,000   26,730
    Global Lighting Technologies, Inc.                          10,000   15,626
    Global Mixed Mode Technology, Inc.                          10,000   22,266
    Globe Union Industrial Corp.                                27,000   20,220
    Gloria Material Technology Corp.                            74,880   49,959
*   GlycoNex, Inc.                                              13,000   11,848
*   Gold Circuit Electronics, Ltd.                              86,000   29,045
*   Goldsun Building Materials Co., Ltd.                       253,000   78,662
    Grand Ocean Retail Group, Ltd.                              18,000   13,956
    Grand Pacific Petrochemical                                145,000  104,791
    Great China Metal Industry                                  26,000   21,914
    Great Wall Enterprise Co., Ltd.                             84,000   91,130
    Greatek Electronics, Inc.                                   39,000   66,099
    Green Seal Holding, Ltd.                                     6,000   17,576
    GTM Holdings Corp.                                          20,000   11,447
    Hannstar Board Corp.                                        73,000   35,605
#*  HannStar Display Corp.                                     509,000  153,797
*   HannsTouch Solution, Inc.                                   69,000   23,179
    Hanpin Electron Co., Ltd.                                    9,000   11,547
    Hey Song Corp.                                              47,000   49,419
    Highwealth Construction Corp.                               89,000  147,355
    Hiroca Holdings, Ltd.                                        7,000   24,927
    Hitron Technology, Inc.                                     39,000   25,493
*   Ho Tung Chemical Corp.                                     149,350   40,964
*   Hocheng Corp.                                               56,000   16,933
    Holy Stone Enterprise Co., Ltd.                             29,000   35,491
    Hong Pu Real Estate Development Co., Ltd.                   47,000   36,344
    Hong YI Fiber Industry Co.                                  30,000   21,758
*   Horizon Securities Co., Ltd.                                56,000   12,141
    Hsin Kuang Steel Co., Ltd.                                  44,000   44,058
    Huaku Development Co., Ltd.                                 49,000  103,679
    Huang Hsiang Construction Corp.                             17,000   20,630
    Hung Ching Development & Construction Co., Ltd.             18,000   11,664
    Hung Sheng Construction, Ltd.                               89,000   57,925
    Hwa Fong Rubber Co., Ltd.                                   40,800   15,001
    I-Sheng Electric Wire & Cable Co., Ltd.                     17,000   24,286
*   Ichia Technologies, Inc.                                    47,000   29,491
    Inventec Corp.                                             275,000  219,676
    ITEQ Corp.                                                  27,000   41,076
    Jarllytec Co., Ltd.                                          6,000   12,013
    Jentech Precision Industrial Co., Ltd.                       5,000   12,700
    Jess-Link Products Co., Ltd.                                23,000   22,047
    Jih Sun Financial Holdings Co., Ltd.                       266,407   62,555

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Johnson Health Tech Co., Ltd.                                9,000 $ 10,954
    K Laser Technology, Inc.                                    43,000   21,586
    KEE TAI Properties Co., Ltd.                               104,000   34,438
    Kenmec Mechanical Engineering Co., Ltd.                     53,000   17,006
    Kindom Construction Corp.                                   48,000   28,933
    King Chou Marine Technology Co., Ltd.                       10,200   11,631
    King Yuan Electronics Co., Ltd.                            169,000  168,314
    King's Town Bank Co., Ltd.                                 146,000  150,874
*   King's Town Construction Co., Ltd.                          27,000   21,369
*   Kinko Optical Co., Ltd.                                     32,000   35,957
    Kinpo Electronics                                          201,000   73,583
    Kinsus Interconnect Technology Corp.                        44,000  118,594
    KS Terminals, Inc.                                          18,000   33,453
*   Kung Sing Engineering Corp.                                 35,000   12,171
    Kuo Toong International Co., Ltd.                           25,200   17,063
    Kuoyang Construction Co., Ltd.                              68,000   31,419
    Kwong Fong Industries Corp.                                 17,160   13,154
    Kwong Lung Enterprise Co., Ltd.                             10,000   14,914
    L&K Engineering Co., Ltd.                                   21,000   25,366
*   LAN FA Textile                                              36,000   10,103
    Lanner Electronics, Inc.                                    15,000   21,223
    LCY Chemical Corp.                                          58,000   84,167
*   Lealea Enterprise Co., Ltd.                                104,000   37,553
    Leofoo Development Co., Ltd.                                69,000   18,870
*   Lextar Electronics Corp.                                    51,000   29,731
*   Li Peng Enterprise Co., Ltd.                               113,000   31,695
    Lien Hwa Industrial Corp.                                   91,900   85,521
    Lingsen Precision Industries, Ltd.                          45,000   21,882
    Lite-On Semiconductor Corp.                                 28,000   27,707
    Long Bon International Co., Ltd.                            39,000   20,470
#   Long Chen Paper Co., Ltd.                                  102,256  128,695
    Longwell Co.                                                19,000   23,901
    Lotes Co., Ltd.                                             12,000   69,381
    Lucky Cement Corp.                                          37,000   10,881
    Lumax International Corp., Ltd.                             13,000   22,937
    Macroblock, Inc.                                             6,000   15,094
*   Macronix International                                      70,000   38,163
    Marketech International Corp.                               18,000   22,991
    Masterlink Securities Corp.                                177,305   47,500
    Mercuries & Associates Holding, Ltd.                        77,400   58,164
*   Mercuries Life Insurance Co., Ltd.                         133,836   70,028
    MIN AIK Technology Co., Ltd.                                40,000   40,270
#*  Motech Industries, Inc.                                     67,059   53,923
    MPI Corp.                                                    9,000   27,399
    Nan Ya Printed Circuit Board Corp.                          47,000   36,807
    Nantex Industry Co., Ltd.                                   32,550   23,992
*   Neo Solar Power Corp.                                      136,071   62,844
    Nichidenbo Corp.                                            21,000   19,117
    Nien Hsing Textile Co., Ltd.                                46,000   34,354
*   Ocean Plastics Co., Ltd.                                    25,000   21,861
    OptoTech Corp.                                              66,000   35,590
*   Orient Semiconductor Electronics, Ltd.                      93,000   27,062
    Oriental Union Chemical Corp.                               83,000   77,178

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Pacific Construction Co.                                    25,000 $  8,700
    Pan Jit International, Inc.                                 53,000   33,319
*   Phihong Technology Co., Ltd.                                49,259   19,817
    Portwell, Inc.                                              19,000   30,819
*   President Securities Corp.                                 127,869   59,284
    Prince Housing & Development Corp.                         214,000   77,238
    Promate Electronic Co., Ltd.                                21,000   19,891
    Qisda Corp.                                                248,000  196,173
    Qualipoly Chemical Corp.                                    18,000   17,736
    Quintain Steel Co., Ltd.                                    62,000   18,217
    Radiant Opto-Electronics Corp.                              69,000  163,911
*   Radium Life Tech Co., Ltd.                                 130,000   57,044
    Rechi Precision Co., Ltd.                                   25,000   26,214
    Rich Development Co., Ltd.                                  92,000   29,544
*   Ritek Corp.                                                304,954   51,466
*   Rotam Global Agrosciences, Ltd.                             10,000   10,809
    Sampo Corp.                                                 61,000   30,490
    San Fang Chemical Industry Co., Ltd.                        11,000   13,042
    Sanyang Motor Co., Ltd.                                     66,000   45,752
    SDI Corp.                                                   12,000   25,279
    Sesoda Corp.                                                28,665   26,941
    Shan-Loong Transportation Co., Ltd.                         16,000   17,994
    Sharehope Medicine Co., Ltd.                                14,000   17,610
    ShenMao Technology, Inc.                                    20,000   19,160
*   Shih Wei Navigation Co., Ltd.                               42,000   12,307
    Shin Kong Financial Holding Co., Ltd.                    1,370,000  366,233
    Shin Zu Shing Co., Ltd.                                     23,000   70,200
*   Shining Building Business Co., Ltd.                         96,600   32,786
    Shinkong Insurance Co., Ltd.                                36,000   30,406
    Shinkong Synthetic Fibers Corp.                            208,000   63,175
    Sigurd Microelectronics Corp.                               64,000   59,532
    Simplo Technology Co., Ltd.                                 39,000  123,897
    Sincere Navigation Corp.                                    61,000   40,487
    Sinher Technology, Inc.                                      6,000   10,556
    Sino-American Silicon Products, Inc.                        72,000  144,414
    Sinon Corp.                                                 72,000   35,519
    SinoPac Financial Holdings Co., Ltd.                       637,000  199,732
    Sinphar Pharmaceutical Co., Ltd.                            17,680   12,907
    Sirtec International Co., Ltd.                              21,000   31,077
    Siward Crystal Technology Co., Ltd.                         49,000   33,510
*   Solar Applied Materials Technology Co.                      48,000   20,883
*   Solartech Energy Corp.                                      57,000   26,424
    Solteam Electronics Co., Ltd.                                8,000   10,694
    Southeast Cement Co., Ltd.                                  40,000   20,208
    Standard Chemical & Pharmaceutical Co., Ltd.                12,000   13,352
    Stark Technology, Inc.                                      16,000   15,554
    Sunko INK Co., Ltd.                                         36,000   15,900
    Sunonwealth Electric Machine Industry Co., Ltd.             21,000   29,658
    Sunrex Technology Corp.                                     43,495   29,301
    Sunspring Metal Corp.                                       13,000   17,722
    Supreme Electronics Co., Ltd.                               52,244   51,367
    Swancor Holding Co., Ltd.                                   11,000   31,245
    Syncmold Enterprise Corp.                                   12,000   25,957

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Sysage Technology Co., Ltd.                                 22,000 $ 22,770
*   Sysgration                                                  67,000   20,437
    Systex Corp.                                                24,000   45,669
    T3EX Global Holdings Corp.                                  18,000   12,761
    TA Chen Stainless Pipe                                     114,200   65,614
*   Ta Ya Electric Wire & Cable                                 80,000   17,699
    TA-I Technology Co., Ltd.                                   26,448   21,643
    Tah Hsin Industrial Corp.                                   15,000   12,597
*   Tai Tung Communication Co., Ltd.                            27,000   21,971
    Taichung Commercial Bank Co., Ltd.                         371,471  127,954
    Taiflex Scientific Co., Ltd.                                23,460   34,465
    Tainan Enterprises Co., Ltd.                                18,000   14,754
    Tainan Spinning Co., Ltd.                                  194,000   84,763
*   Tainergy Tech Co., Ltd.                                     55,000   22,404
*   Taisun Enterprise Co., Ltd.                                 31,000   21,509
    Taiwan Business Bank                                       773,850  219,623
    Taiwan Chinsan Electronic Industrial Co., Ltd.              12,000   20,696
    Taiwan Cogeneration Corp.                                   34,000   26,685
    Taiwan Fertilizer Co., Ltd.                                134,000  181,959
    Taiwan Fire & Marine Insurance Co., Ltd.                    30,000   18,928
    Taiwan FU Hsing Industrial Co., Ltd.                        24,000   29,316
*   Taiwan Glass Industry Corp.                                149,968   76,742
    Taiwan Hon Chuan Enterprise Co., Ltd.                       49,000   88,601
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.              38,000   21,454
    Taiwan Land Development Corp.                              129,466   45,018
    Taiwan Line Tek Electronic                                  26,000   21,866
    Taiwan Navigation Co., Ltd.                                 35,000   15,996
    Taiwan PCB Techvest Co., Ltd.                               48,000   46,935
*   Taiwan Prosperity Chemical Corp.                            16,000   10,524
*   Taiwan Pulp & Paper Corp.                                   49,000   30,111
    Taiwan Sakura Corp.                                         16,000   19,273
    Taiwan Semiconductor Co., Ltd.                              18,000   24,375
    Taiwan Shin Kong Security Co., Ltd.                         26,000   32,676
    Taiwan Styrene Monomer                                      74,000   51,080
    Taiwan Surface Mounting Technology Corp.                    38,000   31,139
    Taiwan TEA Corp.                                           133,000   71,345
    Taiwan Union Technology Corp.                                7,000   15,063
    Taiyen Biotech Co., Ltd.                                    28,000   27,818
*   Tatung Co., Ltd.                                           378,000  158,942
    Teco Electric and Machinery Co., Ltd.                      271,000  255,218
    Test Rite International Co., Ltd.                           29,000   21,416
    Thinking Electronic Industrial Co., Ltd.                    13,000   40,534
    Thye Ming Industrial Co., Ltd.                              20,000   26,063
    Ton Yi Industrial Corp.                                     98,000   47,053
    Tong Hsing Electronic Industries, Ltd.                       9,000   37,241
    Tong Yang Industry Co., Ltd.                                60,000  111,382
    Tong-Tai Machine & Tool Co., Ltd.                           27,000   18,775
    Topoint Technology Co., Ltd.                                32,000   24,797
*   TPK Holding Co., Ltd.                                       47,000  157,813
    Tripod Technology Corp.                                     66,000  215,466
    TrueLight Corp.                                             11,000   13,389
    Tsann Kuen Enterprise Co., Ltd.                             20,000   16,787
*   TSEC Corp.                                                  63,000   21,484

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
TAIWAN -- (Continued)
    TSRC Corp.                                               66,000 $    74,110
    Tung Ho Steel Enterprise Corp.                          126,000     104,104
    TXC Corp.                                                53,000      76,620
    TYC Brother Industrial Co., Ltd.                         42,000      42,907
*   Tycoons Group Enterprise                                100,000      18,963
    Tyntek Corp.                                             65,000      28,075
    U-Ming Marine Transport Corp.                            71,000      73,810
    UDE Corp.                                                13,000      16,062
    Unimicron Technology Corp.                              258,000     167,767
    Union Bank Of Taiwan                                    234,000      69,358
*   Unitech Printed Circuit Board Corp.                      79,000      28,123
    Unity Opto Technology Co., Ltd.                          91,000      34,189
    Universal Cement Corp.                                   69,277      51,860
*   Unizyx Holding Corp.                                     53,000      25,187
    UPC Technology Corp.                                    118,000      55,516
    USI Corp.                                               130,560      64,667
    Usun Technology Co., Ltd.                                15,000      30,471
    Ve Wong Corp.                                            16,000      13,008
*   Wafer Works Corp.                                        70,133      47,652
    Wah Lee Industrial Corp.                                 34,000      56,867
    Walsin Lihwa Corp.                                      517,000     227,649
    Walton Advanced Engineering, Inc.                        55,000      23,925
    Wan Hai Lines, Ltd.                                     104,000      59,569
    Weikeng Industrial Co., Ltd.                             65,254      35,663
    Well Shin Technology Co., Ltd.                           18,000      29,658
    Winbond Electronics Corp.                               418,000     252,270
    Wisdom Marine Lines Co., Ltd.                            44,609      42,410
    Wistron Corp.                                           372,828     376,237
    WT Microelectronics Co., Ltd.                            57,750      85,544
*   WUS Printed Circuit Co., Ltd.                            34,000      19,932
    Xxentria Technology Materials Corp.                      10,000      20,833
*   Yang Ming Marine Transport Corp.                        100,467      44,729
    YC Co., Ltd.                                             65,664      27,297
    YC INOX Co., Ltd.                                        50,600      41,724
    Yeong Guan Energy Technology Group Co., Ltd.             15,000      40,640
*   YFY, Inc.                                               226,000      76,714
    Yi Jinn Industrial Co., Ltd.                             34,200      12,461
*   Yieh Phui Enterprise Co., Ltd.                          196,000      85,010
*   Young Optics, Inc.                                       12,000      16,350
    Youngtek Electronics Corp.                               15,000      22,952
    Yulon Motor Co., Ltd.                                   148,000     129,307
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.         13,000      35,470
    Yungshin Construction & Development Co., Ltd.            24,000      22,333
    Yungtay Engineering Co., Ltd.                            48,000      79,459
    Zenitron Corp.                                           27,000      16,142
    Zhen Ding Technology Holding, Ltd.                       53,000     123,290
    Zig Sheng Industrial Co., Ltd.                           79,000      23,795
    Zinwell Corp.                                            41,000      42,468
    ZongTai Real Estate Development Co., Ltd.                27,000      15,872
                                                                    -----------
TOTAL TAIWAN                                                         19,483,447
                                                                    -----------
THAILAND -- (0.8%)
    AEON Thana Sinsap Thailand PCL                           10,700      32,155

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
    Amata Corp. PCL                                             60,100 $ 28,355
    Ananda Development PCL                                     240,300   35,962
    AP Thailand PCL                                            263,800   61,042
    Asia Aviation PCL                                          203,200   38,776
    Asia Plus Group Holdings PCL                               204,100   22,448
    Bangchak Corp. PCL                                          78,200   81,663
    Bangkok Insurance PCL                                        1,100   11,471
    Bangkok Land PCL                                         1,034,100   56,248
    Bangkok Ranch PCL                                          100,100   21,809
    Banpu PCL                                                  251,400  123,145
    Better World Green PCL                                     412,300   22,798
    Cal-Comp Electronics Thailand PCL Class F                  206,300   19,343
    CH Karnchang PCL                                            70,300   60,209
*   Country Group Development PCL                              668,500   21,496
    Dhipaya Insurance PCL                                       27,900   35,214
    Eastern Water Resources Development and Management PCL
      Class F                                                  105,500   40,581
    Energy Earth PCL                                           108,300    4,752
    Erawan Group PCL (The)                                     162,400   26,110
*   Esso Thailand PCL                                          180,800   53,518
    GFPT PCL                                                    47,700   27,665
    Golden Land Property Development PCL                       125,000   27,797
    Grand Canal Land PCL                                       244,600   16,318
    Hana Microelectronics PCL                                   47,600   57,575
    Ichitan Group PCL                                           48,900   11,315
*   Inter Far East Energy Corp. Class F                        123,100    8,601
    Interlink Communication PCL                                 41,300   17,127
    IRPC PCL                                                 1,034,500  170,984
    Italian-Thai Development PCL                               294,400   34,858
    Jasmine International PCL                                  183,600   41,381
    Kang Yong Electric PCL                                       2,700   43,003
    KGI Securities Thailand PCL                                247,300   29,578
    Khon Kaen Sugar Industry PCL                               272,360   36,177
    Kiatnakin Bank PCL                                          47,900   96,084
    Lanna Resources PCL                                         28,000   10,013
    LH Financial Group PCL                                     871,100   46,334
    Loxley PCL                                                 254,800   25,268
    LPN Development PCL                                         76,400   26,633
    Maybank Kim Eng Securities Thailand PCL                     39,000   25,901
    MBK PCL                                                    102,100   46,023
*   MCOT PCL                                                    59,100   25,397
*   Millcon Steel PCL                                          255,400   13,431
    Namyong Terminal PCL                                        91,000   14,904
    Platinum Group PCL (The) Class F                           124,000   25,898
*   Polyplex Thailand PCL                                       50,500   19,122
*   Precious Shipping PCL                                      126,000   35,214
    Property Perfect PCL                                       616,300   15,928
    Pruksa Holding PCL                                         125,900   86,641
    Quality Houses PCL                                         826,900   60,632
    Ratchthani Leasing PCL                                     171,400   28,844
*   Regional Container Lines PCL                               119,500   29,986
*   Rojana Industrial Park PCL                                 220,300   36,081
    Samart Corp. PCL                                            59,000   25,354
    Samart Telcoms PCL                                          33,900   13,447

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Sansiri PCL                                            1,125,400 $   70,345
    SC Asset Corp PCL                                        339,100     33,017
    Siam City Cement PCL                                       8,421     78,702
    Siam Future Development PCL                              149,500     26,507
    Siamgas & Petrochemicals PCL                              83,800     38,278
    Somboon Advance Technology PCL                            57,400     27,944
    SPCG PCL                                                  46,500     28,227
    Sri Trang Agro-Industry PCL                               82,400     30,458
    Srithai Superware PCL                                    392,300     22,635
    Star Petroleum Refining PCL                              137,100     63,448
    STP & I PCL                                              118,800     23,563
    Supalai PCL                                               87,100     62,296
    SVI PCL                                                  183,400     30,588
    Syntec Construction PCL                                  101,900     15,250
*   Tata Steel Thailand PCL                                  594,100     15,532
*   Thai Airways International PCL                           118,700     66,348
    Thai Metal Trade PCL                                      35,100     14,767
    Thai Reinsurance PCL                                     204,300     10,621
    Thai Union Group PCL Class F                              37,100     22,633
    Thai Wah PCL Class F                                      75,200     21,808
    Thaicom PCL                                               82,200     38,535
    Thanachart Capital PCL                                    68,400     98,150
    Thoresen Thai Agencies PCL                                70,000     17,880
    TICON Industrial Connection PCL Class F                   36,900     15,524
    TIPCO Foods PCL                                           60,800     29,234
    Tisco Financial Group PCL                                 29,200     64,715
    TMB Bank PCL                                           2,256,500    160,033
    TPI Polene PCL                                         1,203,100     81,710
    Univentures PCL                                           68,700     16,103
    Vanachai Group PCL                                        88,600     31,684
    Vinythai PCL                                              88,700     55,710
    WHA Corp. PCL                                            486,400     44,435
                                                                     ----------
TOTAL THAILAND                                                        3,383,289
                                                                     ----------
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                         12,222     23,442
#*  Akenerji Elektrik Uretim A.S.                             17,655      5,873
    Aksa Akrilik Kimya Sanayii A.S.                            6,321     25,032
    Alarko Holding A.S.                                       14,326     23,330
    Albaraka Turk Katilim Bankasi A.S.                        57,942     23,725
    Anadolu Anonim Turk Sigorta Sirketi                       27,542     22,303
    Anadolu Cam Sanayii A.S.                                  26,989     18,419
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.               12,832     75,279
*   Bagfas Bandirma Gubre Fabrikalari A.S.                     4,058     14,762
*   Baticim Bati Anadolu Cimento Sanayii A.S.                  5,521     12,915
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.             9,716     24,717
    Cimsa Cimento Sanayi VE Ticaret A.S.                       2,753     11,782
*   Dogan Sirketler Grubu Holding A.S.                       200,932     47,447
*   Dogus Otomotiv Servis ve Ticaret A.S.                      4,377     11,945
    Global Yatirim Holding A.S.                               33,516     28,872
*   GSD Holding AS                                            62,912     13,246
*   Gubre Fabrikalari TAS                                     15,791     24,100
*   Ihlas Holding A.S.                                       209,909     36,453

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class A                                                 57,107 $   36,223
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class D                                                124,988     71,803
*   Koza Altin Isletmeleri A.S.                                3,281     30,129
*   Metro Ticari ve Mali Yatirimlar Holding A.S.              50,942     18,973
*   NET Holding A.S.                                          48,470     42,555
#*  Netas Telekomunikasyon A.S.                                9,271     37,035
    Nuh Cimento Sanayi A.S.                                    8,480     25,549
*   Pegasus Hava Tasimaciligi A.S.                             5,481     37,563
    Pinar SUT Mamulleri Sanayii A.S.                           1,203      5,132
#*  Sekerbank TAS                                             54,688     21,607
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                 13,654     15,093
    Soda Sanayii A.S.                                         31,675     51,308
    Tat Gida Sanayi A.S.                                       8,051     16,616
    Tekfen Holding A.S.                                       31,087     96,652
    Trakya Cam Sanayii A.S.                                   55,134     58,318
*   Turk Hava Yollari AO                                      87,373    219,393
    Turkiye Halk Bankasi A.S.                                 47,349    203,145
    Turkiye Sinai Kalkinma Bankasi A.S.                      133,633     58,144
    Turkiye Sise ve Cam Fabrikalari A.S.                     102,331    130,910
    Turkiye Vakiflar Bankasi TAO Class D                     127,363    254,926
*   Vestel Elektronik Sanayi ve Ticaret A.S.                  12,862     26,323
                                                                     ----------
TOTAL TURKEY                                                          1,901,039
                                                                     ----------
UNITED KINGDOM -- (10.6%)
    Aberdeen Asset Management P.L.C.                         108,193    470,305
    Acacia Mining P.L.C.                                      24,018     55,252
    Acal P.L.C.                                               11,248     46,570
    Aggreko P.L.C.                                            40,932    457,585
*   Aldermore Group P.L.C.                                    29,125     83,372
    Amec Foster Wheeler P.L.C.                                46,167    270,812
    Anglo-Eastern Plantations P.L.C.                           2,841     31,677
    Antofagasta P.L.C.                                        34,024    424,893
    Babcock International Group P.L.C.                        41,294    460,002
    Barratt Developments P.L.C.                              158,301  1,285,674
    BBA Aviation P.L.C.                                      153,404    606,700
    Beazley P.L.C.                                            96,646    653,143
    Bellway P.L.C.                                            25,648  1,080,003
    Berkeley Group Holdings P.L.C.                            16,899    779,355
    BGEO Group P.L.C.                                          5,235    238,246
    Bloomsbury Publishing P.L.C.                              14,501     34,383
    Bodycote P.L.C.                                           37,611    451,515
    Bovis Homes Group P.L.C.                                  29,331    391,575
    Braemar Shipping Services P.L.C.                           4,667     18,175
*   BTG P.L.C.                                                45,510    395,631
*   Cambian Group P.L.C.                                      20,272     52,255
    Cape P.L.C.                                                1,400      4,828
    Carillion P.L.C.                                          71,014     53,176
*   Carpetright P.L.C.                                         8,520     21,941
    Carr's Group P.L.C.                                       11,579     21,779
    Castings P.L.C.                                            4,281     26,135
    Centamin P.L.C.                                          187,003    410,167
    Centaur Media P.L.C.                                      16,082     11,466
    Charles Taylor P.L.C.                                      7,140     22,560

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Chemring Group P.L.C.                                       47,895 $113,158
    Chesnara P.L.C.                                             17,396   87,585
    Cineworld Group P.L.C.                                      24,986  227,175
*   Circassia Pharmaceuticals P.L.C.                            44,336   51,823
    Clarkson P.L.C.                                              4,274  150,855
    Close Brothers Group P.L.C.                                 22,551  458,528
    CMC Markets P.L.C.                                          10,847   22,684
    Cobham P.L.C.                                              127,534  223,398
    Communisis P.L.C.                                           36,505   22,929
    Computacenter P.L.C.                                        11,555  134,846
    Consort Medical P.L.C.                                       7,672  107,813
    Countryside Properties P.L.C.                               12,325   58,512
    Countrywide P.L.C.                                          20,149   40,942
    Cranswick P.L.C.                                             4,603  176,233
    Crest Nicholson Holdings P.L.C.                             38,453  273,029
*   CYBG P.L.C.                                                 30,427  107,179
    Daily Mail & General Trust P.L.C.                           23,552  198,082
    Debenhams P.L.C.                                           183,197  103,940
    DFS Furniture P.L.C.                                        14,356   40,185
    Direct Line Insurance Group P.L.C.                          75,659  373,915
    Dixons Carphone P.L.C.                                     127,286  452,086
    Drax Group P.L.C.                                           71,501  300,431
    easyJet P.L.C.                                              18,895  308,184
*   EI Group P.L.C.                                             84,511  158,717
    Elementis P.L.C.                                            63,225  247,135
*   EnQuest P.L.C.                                             202,539   89,909
    Entertainment One, Ltd.                                     39,851  125,303
    Essentra P.L.C.                                             44,114  311,308
    esure Group P.L.C.                                          34,446  134,555
    Euromoney Institutional Investor P.L.C.                      4,990   72,940
    Fenner P.L.C.                                               29,641  134,684
*   Findel P.L.C.                                                8,017   19,160
*   Firstgroup P.L.C.                                          208,791  318,405
*   Flybe Group P.L.C.                                          34,686   17,151
    Foxtons Group P.L.C.                                        40,566   48,057
    Fuller Smith & Turner P.L.C. Class A                         4,631   62,171
    Galliford Try P.L.C.                                        13,842  247,518
    GAME Digital P.L.C.                                          3,342    1,170
*   Gem Diamonds, Ltd.                                          15,931   17,297
    Genus P.L.C.                                                 5,623  127,933
    GKN P.L.C.                                                 201,823  856,205
    Grafton Group P.L.C.                                        35,008  354,558
    Greencore Group P.L.C.                                     100,580  296,875
    Greene King P.L.C.                                          51,273  463,185
*   Gulf Keystone Petroleum, Ltd.                               20,924   26,000
    Gulf Marine Services P.L.C.                                 27,201   22,206
    GVC Holdings P.L.C.                                         17,988  182,432
    Gym Group P.L.C. (The)                                       9,102   23,248
    Halfords Group P.L.C.                                       28,498  125,375
    Harvey Nash Group P.L.C.                                    11,025   14,103
    Headlam Group P.L.C.                                        12,370   95,967
    Helical P.L.C.                                              18,458   84,213
    Henry Boot P.L.C.                                           14,040   55,967

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Hikma Pharmaceuticals P.L.C.                                12,560 $233,800
    Hiscox, Ltd.                                                55,044  943,043
    Hochschild Mining P.L.C.                                    42,388  177,107
    HSS Hire Group P.L.C.                                        9,332    6,759
*   Hunting P.L.C.                                              25,798  159,663
    Huntsworth P.L.C.                                           38,457   37,410
    Ibstock P.L.C.                                              25,866   87,069
    Inchcape P.L.C.                                             64,830  687,223
    Integrated Diagnostics Holdings P.L.C.                       8,959   35,420
    Interserve P.L.C.                                           18,008   53,588
    Investec P.L.C.                                            105,162  798,494
    J Sainsbury P.L.C.                                         260,347  841,171
*   Jackpotjoy P.L.C.                                            3,873   34,473
    James Fisher & Sons P.L.C.                                   3,558   73,651
*   Jimmy Choo P.L.C.                                            7,058   21,297
    John Laing Group P.L.C.                                      9,383   38,727
    John Wood Group P.L.C.                                      53,831  434,446
    Johnson Matthey P.L.C.                                      24,288  900,178
    Just Group P.L.C.                                           63,866  123,875
    Keller Group P.L.C.                                         12,464  144,941
    Kier Group P.L.C.                                           12,061  204,980
    Ladbrokes Coral Group P.L.C.                               163,065  272,111
    Laird P.L.C.                                                98,298  193,958
*   Lamprell P.L.C.                                             41,660   54,423
    Lancashire Holdings, Ltd.                                   37,073  355,704
*   Lonmin P.L.C.                                               32,045   34,985
    Lookers P.L.C.                                              53,646   77,708
    Low & Bonar P.L.C.                                          61,635   69,942
    LSL Property Services P.L.C.                                15,260   51,149
    Man Group P.L.C.                                           245,622  518,540
    Management Consulting Group P.L.C.                          42,678    4,317
    Marks & Spencer Group P.L.C.                               205,740  874,419
    Marshalls P.L.C.                                             9,425   47,707
    Marston's P.L.C.                                           109,485  167,624
    McCarthy & Stone P.L.C.                                      7,972   17,837
    McColl's Retail Group P.L.C.                                14,203   43,734
    Mears Group P.L.C.                                          16,137  105,230
    Mediclinic International P.L.C.                             51,848  506,437
    Meggitt P.L.C.                                             134,629  893,568
    Melrose Industries P.L.C.                                  218,134  668,804
    Millennium & Copthorne Hotels P.L.C.                        34,874  210,566
    Mitchells & Butlers P.L.C.                                  44,003  140,276
    Mitie Group P.L.C.                                          46,993  165,170
    MJ Gleeson P.L.C.                                            4,690   42,690
    Morgan Sindall Group P.L.C.                                  5,710  103,192
*   Mothercare P.L.C.                                           13,594   18,244
    N Brown Group P.L.C.                                        26,229  108,020
    National Express Group P.L.C.                               54,562  262,260
    NCC Group P.L.C.                                            32,242   82,412
    NEX Group P.L.C.                                            19,298  169,706
    Non-Standard Finance P.L.C.                                 19,917   17,869
    Northgate P.L.C.                                            25,084  143,075
*   Nostrum Oil & Gas P.L.C.                                     5,666   30,249

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Novae Group P.L.C.                                         8,294 $   77,242
    OneSavings Bank P.L.C.                                    16,829     87,559
    Oxford Instruments P.L.C.                                  3,445     47,517
*   Paysafe Group P.L.C.                                      63,708    495,854
    Pearson P.L.C.                                            90,692    784,855
    Pendragon P.L.C.                                         139,154     55,008
    Persimmon P.L.C.                                          33,858  1,118,700
*   Petra Diamonds, Ltd.                                      90,735    114,373
*   Petropavlovsk P.L.C.                                     406,663     39,303
    Pets at Home Group P.L.C.                                 41,462     89,016
    Phoenix Group Holdings                                    42,804    431,077
    Playtech P.L.C.                                           16,717    211,846
    Polypipe Group P.L.C.                                     24,112    127,849
    Porvair P.L.C.                                               244      1,638
*   Premier Foods P.L.C.                                     117,242     60,730
#*  Premier Oil P.L.C.                                        89,846     71,878
*   Punch Taverns P.L.C.                                       5,741     13,425
    PZ Cussons P.L.C.                                         34,180    163,738
    Rank Group P.L.C.                                         22,809     70,441
*   REA Holdings P.L.C.                                        3,000     12,871
    Redrow P.L.C.                                             43,436    339,425
    Renewi P.L.C.                                            128,560    155,945
    Restaurant Group P.L.C. (The)                             16,861     74,383
    Royal Mail P.L.C.                                        125,913    669,527
    RPC Group P.L.C.                                          44,883    530,693
    RPS Group P.L.C.                                          38,195    137,398
    RSA Insurance Group P.L.C.                                35,018    301,498
    S&U P.L.C.                                                   850     21,207
    Saga P.L.C.                                               84,285    232,120
    Savills P.L.C.                                            14,839    178,947
    SDL P.L.C.                                                 5,466     46,384
    Senior P.L.C.                                             67,179    220,386
    Severfield P.L.C.                                         34,961     34,200
    SIG P.L.C.                                               118,824    259,545
    Soco International P.L.C.                                 31,415     50,229
    Spectris P.L.C.                                           15,996    519,189
    Speedy Hire P.L.C.                                        81,345     58,483
    Spire Healthcare Group P.L.C.                             31,053    141,252
    Spirent Communications P.L.C.                             84,795    132,408
*   Sportech P.L.C.                                           20,049     26,191
*   Sports Direct International P.L.C.                        33,625    168,231
    St. Ives P.L.C.                                           23,359     16,947
    St. Modwen Properties P.L.C.                              36,408    172,129
    Stobart Group, Ltd.                                       39,277    142,681
    Stock Spirits Group P.L.C.                                15,264     32,833
    Tate & Lyle P.L.C.                                        70,351    623,814
    Taylor Wimpey P.L.C.                                     389,086    977,228
    TP ICAP P.L.C.                                            73,615    472,371
    Travis Perkins P.L.C.                                     39,504    791,200
    Trifast P.L.C.                                            19,271     56,343
    Trinity Mirror P.L.C.                                     55,698     76,819
    TT Electronics P.L.C.                                     27,387     76,834
*   Tullow Oil P.L.C.                                        218,354    485,653

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    Tyman P.L.C.                                             8,046 $     37,491
    U & I Group P.L.C.                                      19,211       47,674
    UBM P.L.C.                                              38,463      367,258
    UDG Healthcare P.L.C.                                   31,707      353,997
*   Vectura Group P.L.C.                                    97,732      147,007
    Vesuvius P.L.C.                                         44,673      320,187
    Virgin Money Holdings UK P.L.C.                         57,072      214,738
    Vitec Group P.L.C. (The)                                 2,642       35,138
*   Volex P.L.C.                                            13,872       11,167
    Volution Group P.L.C.                                   26,995       67,682
    Vp P.L.C.                                                2,291       25,597
    William Hill P.L.C.                                     86,876      287,139
    WM Morrison Supermarkets P.L.C.                        349,221    1,107,589
    Xaar P.L.C.                                              8,049       44,882
                                                                   ------------
TOTAL UNITED KINGDOM                                                 45,480,634
                                                                   ------------
UNITED STATES -- (0.1%)
#*  Janus Henderson Group P.L.C.                             8,840      291,968
                                                                   ------------
TOTAL COMMON STOCKS                                                 415,943,588
                                                                   ------------
PREFERRED STOCKS -- (0.7%)

BRAZIL -- (0.5%)
    Alpargatas SA                                            3,700       17,667
    Banco ABC Brasil SA                                     18,938       99,416
    Banco do Estado do Rio Grande do Sul SA Class B         38,900      182,503
*   Banco Pan SA                                            31,900       19,232
*   Cia Brasileira de Distribuicao                          23,354      542,968
    Cia Ferro Ligas da Bahia - FERBASA                       9,400       36,776
    Gerdau SA                                              129,200      441,667
    Grazziotin SA                                            1,600       12,478
    Marcopolo SA                                           122,637      128,208
    Randon SA Implementos e Participacoes                   46,600       79,650
    Suzano Papel e Celulose SA Class A                      57,927      260,438
    Unipar Carbocloro SA Class B                            12,500       36,518
*   Usinas Siderurgicas de Minas Gerais SA Class A         106,400      176,404
                                                                   ------------
TOTAL BRAZIL                                                          2,033,925
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                            13,197       32,394
                                                                   ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                     61,082       54,001
    Banco Davivienda SA                                      8,142       92,432
    Grupo Argos SA                                           4,813       31,462
                                                                   ------------
TOTAL COLOMBIA                                                          177,895
                                                                   ------------
GERMANY -- (0.2%)
*   Biotest AG                                               4,190      113,936
    Draegerwerk AG & Co. KGaA                                1,579      169,883
    Jungheinrich AG                                          6,808      270,155
    Sixt SE                                                  2,861      162,496
    STO SE & Co. KGaA                                          475       67,080

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
      Villeroy & Boch AG                                     1,873 $     39,989
                                                                   ------------
TOTAL GERMANY                                                           823,539
                                                                   ------------
INDIA -- (0.0%)
      Vedanta, Ltd.                                      1,236,760       15,568
                                                                   ------------
TOTAL PREFERRED STOCKS                                                3,083,321
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 08/03/17                      667          641
*     Brasil Brokers Participacoes SA Rights 07/31/17        6,686           21
                                                                   ------------
TOTAL BRAZIL                                                                662
                                                                   ------------
CHILE -- (0.0%)
*     Grupo Security SA Rights 08/24/17                     10,682          419
                                                                   ------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                        19,774           --
                                                                   ------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Rights 06/21/18              1,239          168
                                                                   ------------
SOUTH KOREA -- (0.0%)
      Ssangyong Cement Industrial Co., Ltd. Rights
*       08/21/17                                               313          294
                                                                   ------------
TAIWAN -- (0.0%)
*     Long Chen Paper Co., Ltd. Rights 08/14/17              1,769          264
                                                                   ------------
THAILAND -- (0.0%)
*     MILL W4 Warrants 07/11/22                             25,540           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                     1,807
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         419,028,716
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund                       945,971   10,946,777
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $362,884,914)^^                $429,975,493
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------

 Common Stocks
    Australia                              -- $ 17,260,532   --    $ 17,260,532
    Austria                                --    3,548,419   --       3,548,419
    Belgium                                --    4,289,281   --       4,289,281
    Brazil                        $ 6,376,712           --   --       6,376,712
    Canada                         26,706,835           --   --      26,706,835
    Chile                           1,001,925           --   --       1,001,925
    China                           1,227,845   30,294,633   --      31,522,478
    Colombia                          425,103           --   --         425,103
    Denmark                                --    5,658,087   --       5,658,087
    Finland                                --    6,235,016   --       6,235,016
    France                              3,616   16,362,326   --      16,365,942
    Germany                           668,920   21,314,716   --      21,983,636
    Hong Kong                              --    8,619,261   --       8,619,261
    India                                  --   18,226,246   --      18,226,246
    Indonesia                              --    3,334,304   --       3,334,304
    Ireland                         2,162,709      742,826   --       2,905,535
    Israel                                 --    2,010,834   --       2,010,834
    Italy                                  --   11,298,669   --      11,298,669
    Japan                                  --   72,882,238   --      72,882,238
    Malaysia                               --    3,699,594   --       3,699,594
    Mexico                          4,016,932           --   --       4,016,932
    Netherlands                       527,076    6,413,586   --       6,940,662
    New Zealand                            --    1,669,953   --       1,669,953
    Norway                                 --    3,903,516   --       3,903,516
    Philippines                            --    1,550,724   --       1,550,724
    Poland                                 --    1,856,981   --       1,856,981
    Portugal                               --      793,779   --         793,779
    Singapore                              --    3,367,053   --       3,367,053
    South Africa                    1,021,856    6,383,386   --       7,405,242
    South Korea                        39,366   21,756,432   --      21,795,798
    Spain                                  --    6,825,448   --       6,825,448
    Sweden                             42,874    7,174,418   --       7,217,292
    Switzerland                            --   13,709,184   --      13,709,184
    Taiwan                                 --   19,483,447   --      19,483,447
    Thailand                        3,369,936       13,353   --       3,383,289
    Turkey                                 --    1,901,039   --       1,901,039
    United Kingdom                         --   45,480,634   --      45,480,634
    United States                          --      291,968   --         291,968
 Preferred Stocks
    Brazil                          2,033,925           --   --       2,033,925
    Chile                              32,394           --   --          32,394
    Colombia                          177,895           --   --         177,895
    Germany                                --      823,539   --         823,539
    India                                  --       15,568   --          15,568
 Rights/Warrants
    Brazil                                 --          662   --             662
    Chile                                  --          419   --             419
    Hong Kong                              --          168   --             168
    South Korea                            --          294   --             294
    Taiwan                                 --          264   --             264
 Securities Lending Collateral             --   10,946,777   --      10,946,777
                                  ----------- ------------   --    ------------
 TOTAL                            $49,835,919 $380,139,574   --    $429,975,493
                                  =========== ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES    VALUE++
                                                         --------- ----------
COMMON STOCKS -- (94.2%)

AUSTRALIA -- (4.3%)
#   Adelaide Brighton, Ltd.                                 91,396 $  411,280
    AGL Energy, Ltd.                                        25,013    482,344
#   Ainsworth Game Technology, Ltd.                         44,164     85,402
    ALS, Ltd.                                               57,069    338,836
    Altium, Ltd.                                            17,631    123,294
#   Alumina, Ltd.                                          579,155    879,663
#   AMA Group, Ltd.                                         39,932     32,575
#   Amaysim Australia, Ltd.                                 42,371     54,220
    Amcor, Ltd.                                             45,792    562,117
    Amcor, Ltd. Sponsored ADR                                  793     38,905
    AMP, Ltd.                                              452,607  1,951,171
    Ansell, Ltd.                                            43,584    765,779
#   AP Eagers, Ltd.                                         12,095     87,912
    APA Group                                               39,507    272,551
    APN Outdoor Group, Ltd.                                 29,091    107,255
    Appen, Ltd.                                             13,249     44,155
    ARB Corp., Ltd.                                         17,599    215,743
#   Ardent Leisure Group                                   143,479    239,821
    Aristocrat Leisure, Ltd.                                44,632    723,772
#*  Arrium, Ltd.                                           483,517      7,253
    Asaleo Care, Ltd.                                      147,446    156,975
    ASX, Ltd.                                                6,002    251,037
*   Atlas Iron, Ltd.                                     1,866,742     31,345
    AUB Group, Ltd.                                          7,596     78,299
    Aurizon Holdings, Ltd.                                 221,494    889,023
    Ausdrill, Ltd.                                         113,665    176,913
    AusNet Services                                        180,695    236,348
    Austal, Ltd.                                            92,730    133,734
    Australia & New Zealand Banking Group, Ltd.            168,163  3,987,001
*   Australian Agricultural Co., Ltd.                      134,478    178,004
    Australian Finance Group, Ltd.                          14,352     16,464
    Australian Pharmaceutical Industries, Ltd.              92,876    130,405
#   Automotive Holdings Group, Ltd.                         99,461    304,739
    Aveo Group                                              82,689    160,751
*   AWE, Ltd.                                              168,955     64,996
    Bank of Queensland, Ltd.                                86,413    832,969
#   Bapcor, Ltd.                                            21,479     97,037
    Beach Energy, Ltd.                                     486,599    265,327
*   Beadell Resources, Ltd.                                345,235     51,465
#   Bega Cheese, Ltd.                                       15,984     87,853
    Bellamy's Australia, Ltd.                               10,139     57,217
    Bendigo & Adelaide Bank, Ltd.                          120,710  1,073,699
    BHP Billiton, Ltd.                                     362,728  7,554,324
#   BHP Billiton, Ltd. Sponsored ADR                        13,830    576,158
*   Billabong International, Ltd.                           13,571      8,686
#   Blackmores, Ltd.                                         3,418    242,131
    Blue Sky Alternative Investments, Ltd.                   4,898     36,712
    BlueScope Steel, Ltd.                                  212,219  2,235,630
    Boral, Ltd.                                            250,261  1,386,865
    Brambles, Ltd.                                          82,526    610,179
    Breville Group, Ltd.                                    23,747    190,934

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                                      19,679 $  207,790
    BT Investment Management, Ltd.                        26,950    231,922
    Cabcharge Australia, Ltd.                             31,613     55,150
    Caltex Australia, Ltd.                                16,946    422,307
    Capilano Honey, Ltd.                                     820     10,817
*   Cardno, Ltd.                                          59,003     59,323
    carsales.com, Ltd.                                    59,663    589,570
#   Cash Converters International, Ltd.                   48,880     12,903
    Cedar Woods Properties, Ltd.                           2,828     11,108
    Challenger, Ltd.                                      72,059    740,544
    CIMIC Group, Ltd.                                     13,452    446,230
    Class, Ltd.                                            7,807     18,595
    Cleanaway Waste Management, Ltd.                     496,603    518,258
    Coca-Cola Amatil, Ltd.                                49,576    326,455
    Cochlear, Ltd.                                         5,969    681,861
    Codan, Ltd.                                           35,659     63,957
#   Collection House, Ltd.                                34,812     33,860
    Collins Foods, Ltd.                                   38,155    182,775
#   Commonwealth Bank of Australia                        77,706  5,205,902
    Computershare, Ltd.                                   52,776    593,810
*   Cooper Energy, Ltd.                                   97,882     27,017
#   Corporate Travel Management, Ltd.                     19,625    350,756
    Costa Group Holdings, Ltd.                            16,900     64,629
#   Credit Corp. Group, Ltd.                              12,422    168,327
    Crown Resorts, Ltd.                                   36,723    373,987
    CSG, Ltd.                                             53,312     29,377
    CSL, Ltd.                                             13,938  1,404,284
    CSR, Ltd.                                            208,278    653,519
    Data#3, Ltd.                                          30,955     44,010
    Decmil Group, Ltd.                                     7,114      4,664
    Dicker Data, Ltd.                                      7,721     16,449
#   Domino's Pizza Enterprises, Ltd.                       7,052    300,639
#*  Doray Minerals, Ltd.                                  87,153     13,650
    Downer EDI, Ltd.                                     179,271    912,503
    DuluxGroup, Ltd.                                     109,563    577,707
    DWS, Ltd.                                             30,140     37,449
#   Eclipx Group, Ltd.                                    61,409    182,174
#*  Elders, Ltd.                                          27,688    115,168
#*  Energy Resources of Australia, Ltd.                   27,566     12,026
    ERM Power, Ltd.                                       46,673     46,101
    Event Hospitality and Entertainment, Ltd.             36,256    381,358
    Evolution Mining, Ltd.                               552,913    987,957
    Fairfax Media, Ltd.                                  610,699    483,650
#*  FAR, Ltd.                                            418,921     25,143
    FlexiGroup, Ltd.                                      90,375    139,586
#   Flight Centre Travel Group, Ltd.                      15,179    527,965
    Fortescue Metals Group, Ltd.                         376,432  1,730,161
#   G8 Education, Ltd.                                   130,679    396,005
#   Gateway Lifestyle                                      6,546     10,135
#   GBST Holdings, Ltd.                                   13,341     35,238
    Genworth Mortgage Insurance Australia, Ltd.           27,918     67,224
    GrainCorp, Ltd. Class A                               70,841    494,616
    Greencross, Ltd.                                      21,182     97,780

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
AUSTRALIA -- (Continued)
*   Greenland Minerals & Energy, Ltd.                    177,454 $   16,322
    GUD Holdings, Ltd.                                    17,392    166,242
    GWA Group, Ltd.                                       92,699    240,467
    Hansen Technologies, Ltd.                             35,957    109,643
#   Harvey Norman Holdings, Ltd.                         179,467    627,514
    Healthscope, Ltd.                                    275,544    458,648
    HFA Holdings, Ltd.                                    20,518     41,966
    HT&E, Ltd.                                            82,299    171,165
*   Huon Aquaculture Group, Ltd.                           5,000     20,331
    IDP Education, Ltd.                                   31,667    132,475
    Iluka Resources, Ltd.                                 34,092    246,119
*   Imdex, Ltd.                                           78,305     45,722
#   IMF Bentham, Ltd.                                     48,015     74,123
    Incitec Pivot, Ltd.                                  306,692    783,043
#   Independence Group NL                                138,669    334,994
*   Infigen Energy                                       259,735    160,084
    Infomedia, Ltd.                                       58,238     34,490
    Insurance Australia Group, Ltd.                       96,159    512,853
    Integral Diagnostics, Ltd.                             9,856     13,723
    Integrated Research, Ltd.                             17,948     48,088
    InvoCare, Ltd.                                        31,389    349,042
#   IOOF Holdings, Ltd.                                   58,405    469,178
    IPH, Ltd.                                             25,334     91,629
    IRESS, Ltd.                                           30,180    311,593
    iSelect, Ltd.                                         40,661     67,956
#   iSentia Group, Ltd.                                   37,492     66,562
    IVE Group, Ltd.                                        7,546     13,578
    James Hardie Industries P.L.C.                        38,047    582,569
    James Hardie Industries P.L.C. Sponsored ADR           1,045     16,103
#   Japara Healthcare, Ltd.                               32,300     52,727
#   JB Hi-Fi, Ltd.                                        34,137    710,156
*   Karoon Gas Australia, Ltd.                            70,579     76,314
    LendLease Group                                       59,904    807,998
*   Link Administration Holdings, Ltd.                   108,365    668,052
#*  Lynas Corp., Ltd.                                    686,156     74,149
    MACA, Ltd.                                            35,736     48,024
    Macquarie Atlas Roads Group                           39,906    177,507
    Macquarie Group, Ltd.                                 36,962  2,537,568
    Magellan Financial Group, Ltd.                        21,148    446,748
#   Mantra Group, Ltd.                                    63,243    152,341
#*  Mayne Pharma Group, Ltd.                             170,746    131,183
    McMillan Shakespeare, Ltd.                            18,598    213,488
    McPherson's, Ltd.                                     29,789     33,935
    Medibank Pvt, Ltd.                                   238,202    518,337
*   Medusa Mining, Ltd.                                   85,990     20,367
    Melbourne IT, Ltd.                                    13,956     31,889
#*  Mesoblast, Ltd.                                       69,850     97,452
*   Metals X, Ltd.                                       309,016    201,614
#   Metcash, Ltd.                                        300,995    631,078
    Mineral Resources, Ltd.                               49,778    489,439
#*  MMA Offshore, Ltd.                                    61,531      8,617
    MNF Group, Ltd.                                        6,878     25,560
    Monadelphous Group, Ltd.                              25,487    310,930

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
AUSTRALIA -- (Continued)
    Monash IVF Group, Ltd.                                79,728 $  101,397
#   Mortgage Choice, Ltd.                                 32,678     60,693
    Motorcycle Holdings, Ltd.                              4,051     13,263
*   Mount Gibson Iron, Ltd.                              299,373    106,606
#   Myer Holdings, Ltd.                                  281,095    170,722
#   MYOB Group, Ltd.                                      20,871     55,504
    National Australia Bank, Ltd.                        167,814  4,022,970
    Navitas, Ltd.                                         63,601    252,641
*   NetComm Wireless, Ltd.                                11,261     15,071
    New Hope Corp., Ltd.                                  31,164     39,913
    Newcrest Mining, Ltd.                                101,906  1,655,825
#*  NEXTDC, Ltd.                                          18,428     60,480
    nib holdings, Ltd.                                   114,874    527,724
    Nick Scali, Ltd.                                       9,165     44,772
    Nine Entertainment Co. Holdings, Ltd.                141,591    163,058
    Northern Star Resources, Ltd.                        163,043    577,612
#*  NRW Holdings, Ltd.                                   121,278     63,453
    Nufarm, Ltd.                                          61,280    414,834
#   OFX Group, Ltd.                                       46,190     60,644
    Oil Search, Ltd.                                     156,338    831,813
*   Onevue Holdings, Ltd.                                 36,881     17,700
    Orica, Ltd.                                           95,732  1,521,907
*   Origin Energy, Ltd.                                  200,115  1,108,534
#*  Orocobre, Ltd.                                        18,309     46,824
    Orora, Ltd.                                          441,611    975,102
    OZ Minerals, Ltd.                                     86,080    575,278
#   Pacific Current Group, Ltd.                            2,940     16,465
    Pacific Smiles Group, Ltd.                             7,482     10,757
    Pact Group Holdings, Ltd.                             49,719    228,001
#*  Paladin Energy, Ltd.                                 442,639     16,643
    Peet, Ltd.                                           109,715    104,498
*   Peninsula Energy, Ltd.                                19,053      5,250
#   Perpetual, Ltd.                                       12,225    493,749
#*  Perseus Mining, Ltd.                                 254,507     64,598
    Pioneer Credit, Ltd.                                   9,803     20,386
#   Platinum Asset Management, Ltd.                       61,157    267,574
    Premier Investments, Ltd.                             32,888    358,967
    Primary Health Care, Ltd.                            170,239    461,280
    Prime Media Group, Ltd.                               37,016     12,001
    Pro Medicus, Ltd.                                      6,728     27,950
    Programmed Maintenance Services, Ltd.                 84,718    202,049
    PWR Holdings, Ltd.                                     8,840     15,315
    Qantas Airways, Ltd.                                 114,899    488,328
    QBE Insurance Group, Ltd.                            146,869  1,391,371
#   Qube Holdings, Ltd.                                  180,111    382,889
#   Quintis, Ltd.                                         95,042     22,810
*   Ramelius Resources, Ltd.                             196,520     63,205
    Ramsay Health Care, Ltd.                               5,906    333,490
*   RCR Tomlinson, Ltd.                                   42,291    126,892
    REA Group, Ltd.                                        4,818    265,761
    Reckon, Ltd.                                          16,235     19,507
#   Regis Healthcare, Ltd.                                31,696     93,580
    Regis Resources, Ltd.                                142,741    439,919

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
AUSTRALIA -- (Continued)
    Reject Shop, Ltd. (The)                                8,575 $   33,525
    Resolute Mining, Ltd.                                288,895    249,506
#   Retail Food Group, Ltd.                               37,750    146,345
    Ridley Corp., Ltd.                                    56,592     64,713
    Rio Tinto, Ltd.                                       45,628  2,405,302
    RXP Services, Ltd.                                    37,518     26,721
    Sandfire Resources NL                                 91,147    422,655
*   Santos, Ltd.                                         315,447    857,155
#*  Saracen Mineral Holdings, Ltd.                       243,483    263,733
#   SeaLink Travel Group, Ltd.                             8,455     28,623
    Seek, Ltd.                                            44,731    611,648
#   Select Harvests, Ltd.                                 20,988     82,304
#*  Senex Energy, Ltd.                                   368,076     84,037
    Servcorp, Ltd.                                         7,578     36,279
    Service Stream, Ltd.                                  61,416     66,378
#   Seven Group Holdings, Ltd.                            30,072    287,799
    Seven West Media, Ltd.                               257,235    166,660
    SG Fleet Group, Ltd.                                   3,476     10,213
    Sigma Healthcare, Ltd.                               202,673    155,722
#*  Silver Lake Resources, Ltd.                          205,129     73,561
    Sims Metal Management, Ltd.                           56,546    702,388
#   Sirtex Medical, Ltd.                                  15,359    197,660
    SmartGroup Corp., Ltd.                                 2,651     15,880
    SMS Management & Technology, Ltd.                     10,362     14,910
    Sonic Healthcare, Ltd.                                32,819    585,718
    South32, Ltd.                                        519,756  1,212,254
    South32, Ltd. ADR                                     12,570    146,440
    Southern Cross Media Group, Ltd.                     180,976    191,927
    Spark Infrastructure Group                           247,683    495,861
#   SpeedCast International, Ltd.                         25,801     71,191
*   St Barbara, Ltd.                                     137,062    299,222
    Star Entertainment Grp, Ltd. (The)                   189,651    765,067
    Steadfast Group, Ltd.                                133,327    276,198
    Suncorp Group, Ltd.                                  109,418  1,250,610
#*  Sundance Energy Australia, Ltd.                      370,784     19,601
#   Super Retail Group, Ltd.                              67,850    454,827
    Sydney Airport                                        41,112    221,603
#*  Syrah Resources, Ltd.                                 59,111    136,244
    Tabcorp Holdings, Ltd.                               189,351    632,702
    Tassal Group, Ltd.                                    61,665    187,056
    Tatts Group, Ltd.                                    211,298    676,190
    Technology One, Ltd.                                  70,889    304,261
    Telstra Corp., Ltd.                                  112,529    369,159
    Telstra Corp., Ltd. ADR                                  939     15,353
#*  Ten Network Holdings, Ltd.                            55,008      7,041
    Thorn Group, Ltd.                                     47,733     50,428
#   Tox Free Solutions, Ltd.                              75,597    144,558
#   TPG Telecom, Ltd.                                     25,508    114,463
    Transurban Group                                      47,455    433,384
    Treasury Wine Estates, Ltd.                          142,950  1,391,728
*   Troy Resources, Ltd.                                  92,972      8,217
    Villa World, Ltd.                                     13,294     23,941
    Village Roadshow, Ltd.                                22,246     71,536

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
AUSTRALIA -- (Continued)
#*  Virgin Australia Holdings, Ltd.                      328,693 $     46,038
    Virtus Health, Ltd.                                   27,298      122,380
    Vita Group, Ltd.                                      14,846       15,585
#   Vocus Group, Ltd.                                     89,250      248,974
    Webjet, Ltd.                                          24,498      225,647
    Wesfarmers, Ltd.                                      56,186    1,830,870
#*  Western Areas, Ltd.                                   79,412      150,605
*   Westgold Resources, Ltd.                              22,902       28,969
    Westpac Banking Corp.                                205,234    5,231,443
    Westpac Banking Corp. Sponsored ADR                    6,839      175,010
*   Whitehaven Coal, Ltd.                                162,676      386,580
    Woodside Petroleum, Ltd.                              59,391    1,388,002
    Woolworths, Ltd.                                      40,981      874,675
*   WorleyParsons, Ltd.                                   67,342      635,558
#   WPP AUNZ, Ltd.                                        90,567       83,421
                                                                 ------------
TOTAL AUSTRALIA                                                   113,745,183
                                                                 ------------
AUSTRIA -- (0.5%)
    ANDRITZ AG                                            14,409      882,172
    Atrium European Real Estate, Ltd.                     27,321      127,703
#   Austria Technologie & Systemtechnik AG                 7,500       99,556
    BUWOG AG                                              26,329      773,707
    CA Immobilien Anlagen AG                              16,487      425,492
#   DO & CO AG                                               822       60,164
    Erste Group Bank AG                                   37,087    1,536,324
    EVN AG                                                 5,678       86,932
*   FACC AG                                                2,477       29,961
    Flughafen Wien AG                                      2,121       83,417
#   IMMOFINANZ AG                                        140,936      342,784
    Kapsch TrafficCom AG                                     909       51,331
    Lenzing AG                                             2,059      368,374
    Mayr Melnhof Karton AG                                 1,829      241,074
    Oesterreichische Post AG                              10,683      491,178
    OMV AG                                                29,916    1,694,656
    Palfinger AG                                           3,230      150,957
    POLYTEC Holding AG                                     4,035       74,550
#   Porr Ag                                                1,812       64,591
*   Raiffeisen Bank International AG                      31,086      916,095
    RHI AG                                                 7,801      294,352
    Rosenbauer International AG                              771       46,659
    S IMMO AG                                             12,329      184,505
#*  Schoeller-Bleckmann Oilfield Equipment AG              1,136       86,036
#   Semperit AG Holding                                    1,666       50,895
    Strabag SE                                             4,363      193,663
    Telekom Austria AG                                    39,079      353,307
    UBM Development AG                                       580       26,670
    UNIQA Insurance Group AG                              47,451      491,227
    Verbund AG                                            15,211      300,889
    Vienna Insurance Group AG Wiener Versicherung Gruppe  14,400      433,483
#   Voestalpine AG                                        27,645    1,401,157
    Wienerberger AG                                       32,519      747,550

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------ -----------
AUSTRIA -- (Continued)
#   Zumtobel Group AG                                     4,990 $    98,810
                                                                -----------
TOTAL AUSTRIA                                                    13,210,221
                                                                -----------
BELGIUM -- (1.1%)
#*  Ablynx NV                                             3,535      53,516
    Ackermans & van Haaren NV                             7,291   1,318,139
    Ageas                                                66,760   3,005,448
*   AGFA-Gevaert NV                                      69,932     326,061
    Anheuser-Busch InBev NV Sponsored ADR                 1,081     130,433
    Anheuser-Busch InBev SA/NV                           41,570   5,014,692
    Atenor                                                  483      27,563
    Banque Nationale de Belgique                             13      44,835
    Barco NV                                              3,435     344,040
    Bekaert SA                                           10,905     527,450
    bpost SA                                             27,819     761,578
#*  Celyad SA                                             1,213      40,344
    Cie d'Entreprises CFE                                 2,403     354,270
    Cie Immobiliere de Belgique SA                          615      38,298
    Colruyt SA                                           16,804     941,667
    D'ieteren SA                                          8,065     382,042
    Deceuninck NV                                        18,021      73,627
*   Econocom Group SA                                    39,590     302,559
    Elia System Operator SA                               5,137     301,248
    Euronav NV                                            2,500      20,125
    Euronav NV                                           37,276     297,390
    EVS Broadcast Equipment SA                            2,800     113,614
#   Exmar NV                                              8,759      51,421
#*  Fagron                                                6,179      84,375
*   Galapagos NV                                          4,945     392,861
    Gimv NV                                               2,716     171,849
    Ion Beam Applications                                 3,246     115,122
    Jensen-Group NV                                         622      30,145
    KBC Group NV                                         36,600   3,025,869
    Kinepolis Group NV                                    3,684     211,678
    Lotus Bakeries                                           71     198,344
#*  MDxHealth                                             5,842      34,307
    Melexis NV                                            6,018     517,702
#*  Nyrstar NV                                           22,544     146,392
    Ontex Group NV                                       26,548     910,432
    Orange Belgium SA                                    13,195     325,452
    Picanol                                                 386      48,394
    Proximus SADP                                        23,040     810,196
    Recticel SA                                          20,604     162,422
    Resilux                                                 201      35,697
    Sapec                                                    66       4,680
    Sioen Industries NV                                   2,423      84,133
    Sipef SA                                                725      53,352
    Solvay SA                                            16,230   2,327,076
*   Telenet Group Holding NV                              5,628     392,915
    TER Beke SA                                             190      39,936
*   Tessenderlo Group SA                                 11,349     498,241
*   ThromboGenics NV                                     19,800      74,173
    UCB SA                                               23,845   1,736,439

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
BELGIUM -- (Continued)
#   Umicore SA                                            23,463 $ 1,883,659
    Van de Velde NV                                        1,202      64,731
*   Viohalco SA                                            4,480      14,658
                                                                 -----------
TOTAL BELGIUM                                                     28,865,590
                                                                 -----------
BERMUDA -- (0.0%)
*   Tesson Holdings, Ltd.                                 99,000      14,695
                                                                 -----------
BRAZIL -- (1.3%)
    AES Tiete Energia SA(BZ8W2L7)                         51,181     230,765
    AES Tiete Energia SA(BZ8W2J5)                             13          12
*   Aliansce Shopping Centers SA                          25,565     137,731
    Alupar Investimento SA                                27,038     159,019
    Ambev SA                                              24,000     147,386
    Ambev SA ADR                                          79,200     481,536
    Arezzo Industria e Comercio SA                         9,000     106,787
*   B2W Cia Digital                                       59,977     255,806
    B3 SA - Brasil Bolsa Balcao                          335,382   2,203,722
    Banco Bradesco SA                                     66,262     640,659
    Banco do Brasil SA                                    63,950     588,569
    Banco Santander Brasil SA                             28,300     231,511
    BB Seguridade Participacoes SA                        30,000     264,082
    BR Malls Participacoes SA                            132,487     560,818
    BR Properties SA                                       8,200      25,639
*   Brasil Brokers Participacoes SA                       21,900       7,866
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                            4,500      17,100
#   Braskem SA Sponsored ADR                               3,700      88,874
*   BRF SA                                                24,461     289,608
#*  BRF SA ADR                                            10,100     119,079
    BTG Pactual Group                                     32,280     162,005
    CCR SA                                               151,300     828,709
*   Centrais Eletricas Brasileiras SA                     60,600     262,350
*   Cia Brasileira de Distribuicao ADR                     1,600      37,152
    Cia de Locacao das Americas                            4,200      15,462
    Cia de Saneamento Basico do Estado de Sao Paulo       26,400     284,035
    Cia de Saneamento Basico do Estado de Sao Paulo ADR    6,900      74,244
    Cia de Saneamento de Minas Gerais-COPASA              13,134     178,498
    Cia Energetica de Minas Gerais                        12,700      35,514
#   Cia Energetica de Minas Gerais Sponsored ADR           8,800      23,672
    Cia Hering                                            47,000     323,899
    Cia Paranaense de Energia                              4,600      31,273
#   Cia Paranaense de Energia Sponsored ADR                2,400      19,872
*   Cia Siderurgica Nacional SA                          180,473     441,004
#*  Cia Siderurgica Nacional SA Sponsored ADR             28,200      68,808
    Cielo SA                                             100,766     843,392
*   Construtora Tenda SA                                  10,494      52,834
*   Cosan Logistica SA                                    32,600      78,616
    Cosan SA Industria e Comercio                         30,400     351,930
    CPFL Energia SA                                       12,164     104,775
    CPFL Energia SA ADR                                    1,903      32,675
    CVC Brasil Operadora e Agencia de Viagens SA          24,200     276,662
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                       92,039     361,267
    Direcional Engenharia SA                              40,100      72,913

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
BRAZIL -- (Continued)
    Duratex SA                                           102,483 $  260,287
    EcoRodovias Infraestrutura e Logistica SA             50,055    171,593
    EDP - Energias do Brasil SA                           62,388    287,497
    Embraer SA                                           179,672    908,630
    Embraer SA ADR                                         6,200    125,674
    Energisa SA                                           35,400    282,669
    Engie Brasil Energia SA                               17,626    197,832
    Equatorial Energia SA                                 35,050    637,303
    Estacio Participacoes SA                              79,102    517,479
*   Even Construtora e Incorporadora SA                   75,100    110,301
    Ez Tec Empreendimentos e Participacoes SA             22,483    141,170
    Fibria Celulose SA                                    38,795    411,544
    Fibria Celulose SA Sponsored ADR                       9,400     99,358
    Fleury SA                                             23,800    229,196
    Fras-Le SA                                             6,800     10,031
    GAEC Educacao SA                                       5,400     29,421
*   Gafisa SA                                             10,495     39,881
#   Gafisa SA ADR                                            860      6,513
    Gerdau SA                                             38,100    129,877
    Gerdau SA Sponsored ADR                               32,200    108,514
    Grendene SA                                           26,417    223,986
    Guararapes Confeccoes SA                               2,600     87,455
*   Helbor Empreendimentos SA                             44,997     32,323
    Hypermarcas SA                                        27,400    245,940
    Iguatemi Empresa de Shopping Centers SA               11,345    133,520
*   International Meal Co. Alimentacao SA                 46,600    112,078
    Iochpe Maxion SA                                      40,891    221,348
    Itau Unibanco Holding SA                              29,570    313,684
    JBS SA                                               138,447    341,861
*   JHSF Participacoes SA                                 74,600     43,779
*   JSL SA                                                 7,500     18,640
*   Kepler Weber SA                                        5,100     38,745
    Klabin SA                                             34,300    175,990
    Kroton Educacional SA                                258,653  1,250,818
*   Light SA                                              22,600    163,429
    Linx SA                                               12,000     66,497
    Localiza Rent a Car SA                                39,727    661,193
    Lojas Americanas SA                                   29,427    121,828
    Lojas Renner SA                                      123,640  1,161,721
*   LPS Brasil Consultoria de Imoveis SA                   9,200     12,922
    M Dias Branco SA                                      22,347    363,761
    Magazine Luiza SA                                        400     47,061
    Magnesita Refratarios SA                              12,000    134,302
    Mahle-Metal Leve SA                                    8,587     46,840
    Marcopolo SA                                          16,500     13,493
*   Marfrig Global Foods SA                               92,400    190,231
*   Marisa Lojas SA                                       10,100     19,109
*   Mills Estruturas e Servicos de Engenharia SA          32,500     41,480
    Minerva SA                                            27,000    107,364
    MRV Engenharia e Participacoes SA                     88,300    405,772
    Multiplan Empreendimentos Imobiliarios SA              9,352    215,570
    Multiplus SA                                          15,000    191,399
    Natura Cosmeticos SA                                  31,300    251,436

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
BRAZIL -- (Continued)
    Odontoprev SA                                         99,174 $   413,762
*   Paranapanema SA                                       31,700      16,468
*   Petro Rio SA                                           1,500      18,000
*   Petroleo Brasileiro SA                               214,999     951,460
*   Petroleo Brasileiro SA Sponsored ADR                  31,500     277,515
    Porto Seguro SA                                       33,100     334,360
    Portobello SA                                         30,800      37,434
*   Prumo Logistica SA                                    23,700      83,602
    QGEP Participacoes SA                                 44,400     103,655
    Qualicorp SA                                         116,581   1,226,244
    Raia Drogasil SA                                      28,000     619,558
*   Restoque Comercio e Confeccoes de Roupas SA            1,161      13,770
*   Rumo SA                                              143,511     475,862
*   Santos Brasil Participacoes SA                        45,000      30,593
    Sao Carlos Empreendimentos e Participacoes SA          3,000      32,960
    Sao Martinho SA                                       61,200     344,628
    Ser Educacional SA                                    12,300     100,937
    SLC Agricola SA                                       17,900     124,907
    Smiles SA                                             19,000     396,591
    Sonae Sierra Brasil SA                                 4,600      29,414
*   Springs Global Participacoes SA                        9,400      30,868
    Sul America SA                                        79,239     445,955
*   Tecnisa SA                                            37,043      27,797
    Telefonica Brasil SA ADR                               3,300      49,104
    Tim Participacoes SA                                  93,621     319,441
    Tim Participacoes SA ADR                               2,300      38,801
    Totvs SA                                              28,763     276,712
*   TPI - Triunfo Participacoes e Investimentos SA        18,300      23,709
    Transmissora Alianca de Energia Eletrica SA           62,043     461,987
    Tupy SA                                               11,300      53,631
    Ultrapar Participacoes SA                             35,809     849,765
#   Ultrapar Participacoes SA Sponsored ADR                  600      14,202
*   Usinas Siderurgicas de Minas Gerais SA                12,800      42,648
    Vale SA                                              107,779   1,081,817
    Vale SA Sponsored ADR                                 10,757     107,893
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                        25,017     135,340
    Via Varejo SA                                         61,251     282,650
    WEG SA                                                16,242      98,649
    Wiz Solucoes e Corretagem de Seguros SA               14,500      92,068
                                                                 -----------
TOTAL BRAZIL                                                      33,743,232
                                                                 -----------
CANADA -- (5.9%)
*   5N Plus, Inc.                                          5,100      12,722
    Absolute Software Corp.                               12,073      76,984
#   Acadian Timber Corp.                                   2,233      32,955
*   Advantage Oil & Gas, Ltd.                             73,229     503,367
    Aecon Group, Inc.                                     19,284     232,939
*   Africa Oil Corp.                                      10,900      16,874
#   Ag Growth International, Inc.                          1,400      62,827
    AGF Management, Ltd. Class B                          26,900     161,605
#   Agnico Eagle Mines, Ltd.(008474108)                   21,851   1,020,660
    Agnico Eagle Mines, Ltd.(2009823)                      3,800     177,420

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
    Agrium, Inc.(008916108)                               11,711 $1,172,271
    Agrium, Inc.(2213538)                                  2,400    240,164
#   AGT Food & Ingredients, Inc.                           9,300    189,692
    Aimia, Inc.                                           54,178     63,010
*   Air Canada                                            14,453    229,880
#   AirBoss of America Corp.                               5,883     62,522
*   Alacer Gold Corp.                                    103,043    171,911
    Alamos Gold, Inc. Class A(011532108)                   3,100     21,979
    Alamos Gold, Inc. Class A(BZ3DNP6)                   103,807    735,206
#   Alaris Royalty Corp.                                   8,890    160,722
#   Algonquin Power & Utilities Corp.                     56,229    601,189
    Alimentation Couche-Tard, Inc. Class B                15,739    746,332
*   Alio Gold, Inc.                                        8,330     35,010
#   AltaGas, Ltd.                                         37,428    871,194
    Alterra Power Corp.                                    4,000     19,218
    Altius Minerals Corp.                                 12,800    115,706
    Altus Group, Ltd.                                      2,800     57,404
*   Amaya, Inc.(BT8J595)                                   7,600    134,779
*   Amaya, Inc.(02314M108)                                16,194    286,634
#*  Americas Silver Corp.                                  3,200     10,241
    Andrew Peller, Ltd. Class A                           10,400     92,593
#   ARC Resources, Ltd.                                   35,290    486,573
*   Argonaut Gold, Inc.                                   54,154     95,125
*   Asanko Gold, Inc.                                     42,200     52,803
    Atco, Ltd. Class I                                     9,142    340,309
#*  Athabasca Oil Corp.                                  141,246    117,823
*   ATS Automation Tooling Systems, Inc.                  22,200    238,604
*   AuRico Metals, Inc.(05157J108)                         1,363      1,298
*   AuRico Metals, Inc.(BYR52G5)                          16,008     15,151
#   AutoCanada, Inc.                                      10,001    161,075
#*  Avigilon Corp.                                        13,268    150,905
*   B2Gold Corp.                                         290,640    729,660
#   Badger Daylighting, Ltd.                               9,372    199,054
*   Balmoral Resources, Ltd.                               7,500      4,091
    Bank of Montreal(063671101)                           70,100  5,318,487
    Bank of Montreal(2076009)                              7,500    568,839
    Bank of Nova Scotia (The)(064149107)                  84,789  5,283,203
    Bank of Nova Scotia (The)(2076281)                     7,000    436,086
    Barrick Gold Corp.(067901108)                          6,633    112,164
    Barrick Gold Corp.(2024644)                           39,495    667,780
#*  Baytex Energy Corp.(07317Q105)                        18,982     52,960
#*  Baytex Energy Corp.(B4VGVM3)                          73,462    206,230
    BCE, Inc.(05534B760)                                   2,508    117,700
    BCE, Inc.(B188TH2)                                     3,587    168,348
#*  Bellatrix Exploration, Ltd.                           23,454     58,694
    Birchcliff Energy, Ltd.                               65,515    320,547
#   Bird Construction, Inc.                               12,599     85,593
#   Black Diamond Group, Ltd.                             13,200     28,163
*   BlackBerry, Ltd.(09228F103)                            2,366     22,193
*   BlackBerry, Ltd.(BCBHZ31)                             49,586    464,937
*   BlackPearl Resources, Inc.                            57,000     45,262
*   Bombardier, Inc. Class A                              25,639     52,440
*   Bombardier, Inc. Class B                             220,419    443,755

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
    Bonavista Energy Corp.                                85,210 $  213,922
#   Bonterra Energy Corp.                                 10,257    138,213
    Boralex, Inc. Class A                                 31,089    555,326
    Brookfield Asset Management, Inc. Class A(2092599)     8,400    326,702
    Brookfield Asset Management, Inc. Class A(112585104)  10,582    411,534
    Brookfield Real Estate Services, Inc.                  1,900     25,648
    BRP, Inc.                                              6,418    205,654
*   BSM Technologies, Inc.                                11,200     13,385
    CAE, Inc.(2162760)                                    41,044    695,616
    CAE, Inc.(124765108)                                   5,560     94,353
#*  Calfrac Well Services, Ltd.                           48,509    131,510
    Calian Group, Ltd.                                     2,700     60,594
#   Callidus Capital Corp.                                 8,577    104,499
    Cameco Corp.(13321L108)                               21,697    222,394
    Cameco Corp.(2166160)                                 54,651    559,770
    Canaccord Genuity Group, Inc.                         39,787    200,092
#*  Canacol Energy, Ltd.                                  39,956    143,896
    Canadian Imperial Bank of Commerce(136069101)         34,336  2,981,738
    Canadian Imperial Bank of Commerce(2170525)            2,500    217,004
    Canadian National Railway Co.(136375102)              20,463  1,616,986
    Canadian National Railway Co.(2180632)                 2,800    221,260
    Canadian Natural Resources, Ltd.(136385101)           51,058  1,562,375
    Canadian Natural Resources, Ltd.(2171573)             13,300    406,761
    Canadian Pacific Railway, Ltd.(13645T100)              4,807    751,671
    Canadian Pacific Railway, Ltd.(2793115)                1,000    156,559
#   Canadian Tire Corp., Ltd. Class A                      8,000    913,158
    Canadian Utilities, Ltd. Class A                       6,500    206,300
#   Canadian Western Bank                                 34,670    778,632
*   Canfor Corp.                                          29,038    487,247
    Canfor Pulp Products, Inc.                            13,990    132,522
#   CanWel Building Materials Group, Ltd.                  9,407     46,403
    Capital Power Corp.                                   17,600    347,412
*   Capstone Mining Corp.                                121,117    116,575
    Cara Operations, Ltd.                                  3,100     58,308
#   Cargojet, Inc.                                         1,100     42,624
    Cascades, Inc.                                        23,153    285,431
    CCL Industries, Inc. Class B                          11,500    551,317
#*  Celestica, Inc.(2263362)                              35,244    418,942
*   Celestica, Inc.(15101Q108)                            10,045    119,435
    Cenovus Energy, Inc.(15135U109)                       60,391    507,888
#   Cenovus Energy, Inc.(B57FG04)                         24,400    204,907
    Centerra Gold, Inc.                                   78,260    417,429
#*  Cequence Energy, Ltd.                                 13,500      1,895
#   Cervus Equipment Corp.                                   700      6,867
    CES Energy Solutions Corp.                            22,400    114,448
*   CGI Group, Inc. Class A(39945C109)                    11,080    585,135
*   CGI Group, Inc. Class A(2159740)                       3,300    174,244
#   Chesswood Group, Ltd.                                  1,900     20,619
*   China Gold International Resources Corp., Ltd.        79,240    120,759
#   CI Financial Corp.                                    31,010    675,542
#   Cineplex, Inc.                                        15,507    611,573
    Clearwater Seafoods, Inc.                              7,900     70,588
    Cogeco Communications, Inc.                            7,890    551,208

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
    Cogeco, Inc.                                           8,873 $  543,589
    Colliers International Group, Inc.(194693107)          7,266    391,274
    Colliers International Group, Inc.(BYL7SB4)              300     16,158
    Computer Modelling Group, Ltd.                        18,900    143,560
#   Cona Resources, Ltd.                                  12,184     29,807
#   Concordia International Corp.                          3,384      4,839
    Constellation Software, Inc.                           1,300    700,337
#*  Continental Gold, Inc.                                32,900     89,457
#*  Copper Mountain Mining Corp.                          62,600     50,211
    Corby Spirit and Wine, Ltd.                            1,700     29,998
    Corus Entertainment, Inc. Class B                     43,198    479,535
    Cott Corp.(2228952)                                   56,131    871,173
    Cott Corp.(22163N106)                                 16,909    262,766
    Crescent Point Energy Corp.(22576C101)                28,949    227,250
#   Crescent Point Energy Corp.(B67C8W8)                  17,993    141,433
*   Crew Energy, Inc.                                     52,989    172,557
*   CRH Medical Corp.                                     17,460     57,278
#*  Delphi Energy Corp.                                   75,363     74,351
#*  Denison Mines Corp.                                  193,074    100,660
*   Descartes Systems Group, Inc. (The)(2141941)           3,600     90,321
*   Descartes Systems Group, Inc. (The)(249906108)         2,802     70,330
*   Detour Gold Corp.                                     41,900    526,964
    DHX Media, Ltd.(BRF12N3)                              14,200     73,919
    DHX Media, Ltd.(BRF12P5)                               7,600     39,623
*   DIRTT Environmental Solutions                          5,600     26,681
    Dollarama, Inc.                                        9,000    879,751
#   Dominion Diamond Corp.(257287102)                     13,799    194,290
    Dominion Diamond Corp.(B95LX89)                       14,892    209,509
    Dorel Industries, Inc. Class B                        10,712    283,019
*   Dundee Precious Metals, Inc.                          43,644     92,066
#*  Eastmain Resources, Inc.                              54,400     14,399
    ECN Capital Corp.                                     58,838    186,885
    Eldorado Gold Corp.(284902103)                         5,700     12,084
    Eldorado Gold Corp.(2307873)                         214,288    453,756
    Element Fleet Management Corp.                        86,866    657,722
#   Emera, Inc.                                            2,400     89,320
    Empire Co., Ltd. Class A                              59,638    969,133
#   Enbridge Income Fund Holdings, Inc.                   30,990    796,406
    Enbridge, Inc.(29250N105)                             27,864  1,155,241
    Enbridge, Inc.(2466149)                                2,927    121,329
    Encana Corp.(292505104)                               30,117    302,977
    Encana Corp.(2793193)                                 51,942    522,857
*   Endeavour Mining Corp.                                19,285    367,208
#*  Endeavour Silver Corp.                                70,300    213,141
    Enercare, Inc.                                        27,456    461,142
    Enerflex, Ltd.                                        27,097    374,696
#*  Energy Fuels, Inc.                                    24,600     43,804
    Enerplus Corp.(292766102)                             20,845    188,022
    Enerplus Corp.(B584T89)                               86,682    782,172
    Enghouse Systems, Ltd.                                 4,915    210,634
    Ensign Energy Services, Inc.                          46,216    247,251
*   Epsilon Energy, Ltd.                                   4,080     10,325
#   Equitable Group, Inc.                                  4,266    187,441

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
*   Essential Energy Services Trust                       80,200 $   38,596
    Evertz Technologies, Ltd.                              6,000     85,422
#   Exchange Income Corp.                                  7,900    182,744
    Exco Technologies, Ltd.                               15,400    136,861
#   Extendicare, Inc.                                     20,061    152,700
    Fairfax Financial Holdings, Ltd.                       2,631  1,254,587
    Fiera Capital Corp.                                    9,900    114,345
    Finning International, Inc.                           39,070    786,257
    Firm Capital Mortgage Investment Corp.                 6,900     74,991
    First Capital Realty, Inc.                            16,400    268,346
#*  First Majestic Silver Corp.(32076V103)                 3,500     28,805
#*  First Majestic Silver Corp.(2833583)                  36,819    302,998
#   First National Financial Corp.                         4,000     80,209
    First Quantum Minerals, Ltd.                         110,395  1,220,167
    FirstService Corp.(33767E103)                          6,170    397,595
    FirstService Corp.(BYL7ZF7)                              300     19,334
    Fortis, Inc.                                          17,200    627,160
#*  Fortuna Silver Mines, Inc.                            42,394    211,843
    Franco-Nevada Corp.                                    5,207    377,299
#   Freehold Royalties, Ltd.                              20,300    231,535
#   Gamehost, Inc.                                         5,287     39,353
*   GDI Integrated Facility Services, Inc.                   900     11,009
#   Genworth MI Canada, Inc.                              18,879    550,735
    George Weston, Ltd.                                    6,321    552,070
    Gibson Energy, Inc.                                   25,464    331,486
    Gildan Activewear, Inc.(2254645)                       4,400    132,591
#   Gildan Activewear, Inc.(375916103)                    17,201    518,266
    Gluskin Sheff + Associates, Inc.                       9,100    123,864
*   GMP Capital, Inc.                                      7,100     17,084
    goeasy, Ltd.                                           3,400     76,168
    Goldcorp, Inc.(380956409)                             72,270    948,905
    Goldcorp, Inc.(2676302)                               24,800    325,627
#*  Golden Star Resources, Ltd.                           90,400     61,632
*   Gran Tierra Energy, Inc.                             153,058    359,703
#   Granite Oil Corp.                                     12,933     48,028
*   Great Canadian Gaming Corp.                           13,808    268,684
#*  Great Panther Silver, Ltd.                             5,400      7,017
    Great-West Lifeco, Inc.                               14,300    408,096
    Guardian Capital Group, Ltd. Class A                   5,100    110,447
*   Guyana Goldfields, Inc.                               51,656    199,290
*   Heroux-Devtek, Inc.                                    8,900     94,729
    High Liner Foods, Inc.                                 9,675    131,535
#   Home Capital Group, Inc.                              21,422    237,115
    Horizon North Logistics, Inc.                         38,323     40,575
    HudBay Minerals, Inc.                                 85,895    666,905
#   Hudson's Bay Co.                                      22,850    195,556
*   Husky Energy, Inc.                                    46,639    539,802
    Hydro One, Ltd.                                        7,371    132,196
*   IAMGOLD Corp.(450913108)                               6,100     32,940
*   IAMGOLD Corp.(2446646)                               156,364    844,058
*   IBI Group, Inc.                                        5,000     26,589
    IGM Financial, Inc.                                    7,600    255,782
#*  Imperial Metals Corp.                                 16,200     49,636

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
    Imperial Oil, Ltd.(453038408)                         16,431 $  470,584
    Imperial Oil, Ltd.(2454241)                            1,000     28,699
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                27,478  1,274,776
    Information Services Corp.                             1,900     28,513
    Innergex Renewable Energy, Inc.                       24,600    288,669
    Intact Financial Corp.                                 4,500    349,569
    Inter Pipeline, Ltd.                                  28,200    556,875
*   Interfor Corp.                                        25,102    390,800
    Intertape Polymer Group, Inc.                         15,532    299,366
*   Ivanhoe Mines, Ltd. Class A                          136,500    538,665
    Jean Coutu Group PJC, Inc. (The) Class A              16,607    276,794
    Just Energy Group, Inc.                               24,151    129,593
    K-Bro Linen, Inc.                                      1,600     51,654
*   Kelt Exploration, Ltd.                                49,209    264,053
    Keyera Corp.                                          22,300    696,858
*   Kinaxis, Inc.                                          1,475     94,871
*   Kinross Gold Corp.                                   437,645  1,804,287
    Kirkland Lake Gold, Ltd.                              34,484    357,356
*   Klondex Mines, Ltd.                                   49,622    158,010
*   Knight Therapeutics, Inc.                             35,727    271,946
#   Labrador Iron Ore Royalty Corp.                       17,039    235,341
    Lassonde Industries, Inc. Class A                        200     38,468
    Laurentian Bank of Canada                             12,525    544,198
    Leon's Furniture, Ltd.                                 6,215     89,929
    Linamar Corp.                                         18,358  1,006,138
#   Liquor Stores N.A., Ltd.                              12,048     96,732
    Loblaw Cos., Ltd.                                      9,100    495,601
    Logistec Corp. Class B                                   400     12,108
    Lucara Diamond Corp.                                 104,688    225,036
    Lundin Mining Corp.                                  199,505  1,435,380
#   MacDonald Dettwiler & Associates, Ltd.                15,673    888,901
    Magellan Aerospace Corp.                               7,228    115,428
    Magna International, Inc.(2554475)                     8,400    400,613
    Magna International, Inc.(559222401)                  37,042  1,766,533
#*  Mainstreet Equity Corp.                                1,200     36,084
    Mainstreet Health Investments, Inc.                    1,100     10,120
*   Major Drilling Group International, Inc.              29,740    196,557
    Mandalay Resources Corp.                              99,204     31,032
    Manulife Financial Corp.(56501R106)                   80,632  1,662,632
    Manulife Financial Corp.(2492519)                     64,658  1,331,797
    Maple Leaf Foods, Inc.                                22,800    630,189
    Martinrea International, Inc.                         27,218    219,840
#   Mediagrif Interactive Technologies, Inc.               2,100     25,198
#   Medical Facilities Corp.                              13,600    142,245
#*  MEG Energy Corp.                                      73,028    299,902
    Methanex Corp.(59151K108)                              7,082    313,733
    Methanex Corp.(2654416)                                3,300    146,320
    Metro, Inc.                                           17,400    589,374
#*  Midas Gold Corp.                                      22,000     13,411
*   Mitel Networks Corp.                                  37,139    316,356
    Morguard Corp.                                           200     27,595
    Morneau Shepell, Inc.                                 16,311    270,422
    MTY Food Group, Inc.                                   2,897    109,351

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
    Mullen Group, Ltd.                                    33,987 $  435,077
    National Bank of Canada                               53,674  2,417,321
    Nevsun Resources, Ltd.                               102,459    276,950
    New Flyer Industries, Inc.                             9,007    367,215
*   New Gold, Inc.                                       155,778    521,030
#*  Newalta Corp.                                         31,498     32,085
    Norbord, Inc.(2641441)                                 7,800    276,840
    Norbord, Inc.(65548P403)                               1,201     42,588
    North American Energy Partners, Inc.                   5,600     23,581
    North West Co., Inc. (The)                            10,900    267,003
#   Northland Power, Inc.                                 23,701    441,418
*   NuVista Energy, Ltd.                                  53,794    275,712
*   Obsidian Energy, Ltd.(674482104)                       4,500      5,310
*   Obsidian Energy, Ltd.(BDHLTZ4)                       185,590    218,823
    OceanaGold Corp.                                     204,792    560,129
    Onex Corp.                                             4,480    359,011
#   Open Text Corp.(683715106)                             9,400    314,900
    Open Text Corp.(2260824)                               5,000    167,235
    Osisko Gold Royalties, Ltd.                           38,234    490,978
#*  Painted Pony Energy, Ltd.                             28,700    104,740
    Pan American Silver Corp.(697900108)                  23,739    400,002
    Pan American Silver Corp.(2669272)                    30,761    518,132
#*  Paramount Resources, Ltd. Class A                     19,174    307,276
*   Parex Resources, Inc.                                 25,834    317,861
    Parkland Fuel Corp.                                   11,166    239,575
    Pason Systems, Inc.                                    9,737    142,140
    Pembina Pipeline Corp.(B4PPQG5)                       10,399    354,606
    Pembina Pipeline Corp.(B4PT2P8)                        2,200     74,977
#*  Pengrowth Energy Corp.                               167,268    126,113
#   Peyto Exploration & Development Corp.                 28,248    502,086
*   PHX Energy Services Corp.                              6,100     10,079
#*  Pine Cliff Energy, Ltd.                               15,000      8,302
#   Pizza Pizza Royalty Corp.                              8,300    111,643
#*  Platinum Group Metals, Ltd.                           11,073      8,082
    Potash Corp. of Saskatchewan, Inc.(73755L107)         70,916  1,269,396
    Potash Corp. of Saskatchewan, Inc.(2696980)            2,000     35,773
#   PrairieSky Royalty, Ltd.                               8,548    212,269
*   Precision Drilling Corp.(74022D308)                    7,600     22,192
*   Precision Drilling Corp.(B5YPLH9)                    108,470    314,948
*   Premier Gold Mines, Ltd.                               5,500     14,955
    Premium Brands Holdings Corp.                          6,635    479,125
#*  Pretium Resources, Inc.                               29,362    282,139
#*  Primero Mining Corp.                                  58,000     20,934
    Pure Technologies, Ltd.                                5,900     23,804
    Quarterhill, Inc.                                     46,582     66,879
    Quebecor, Inc. Class B                                12,497    433,122
*   Raging River Exploration, Inc.                        35,154    225,291
    Reitmans Canada, Ltd. Class A                         10,570     38,745
    Restaurant Brands International, Inc.                  8,000    476,631
    Richelieu Hardware, Ltd.                              10,500    273,964
*   Richmont Mines, Inc.                                  12,799    106,663
    Ritchie Bros Auctioneers, Inc.(767744105)             12,953    365,663
    Ritchie Bros Auctioneers, Inc.(2345390)                1,600     45,173

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
*   RMP Energy, Inc.                                      44,300 $   21,319
    Rocky Mountain Dealerships, Inc.                       4,800     38,847
    Rogers Communications, Inc. Class B(775109200)         8,516    442,832
    Rogers Communications, Inc. Class B(2169051)           1,000     51,999
#   Rogers Sugar, Inc.                                    38,600    198,457
    Royal Bank of Canada(780087102)                       72,182  5,381,890
    Royal Bank of Canada(2754383)                          8,100    604,276
    Russel Metals, Inc.                                   17,704    354,151
#*  Sabina Gold & Silver Corp.                            83,900    152,087
#*  Sandstorm Gold, Ltd.                                  47,045    193,953
    Sandvine Corp.                                        46,871    164,664
    Saputo, Inc.                                          18,800    637,247
    Savaria Corp.                                          4,000     47,804
    Secure Energy Services, Inc.                          44,104    333,234
*   SEMAFO, Inc.                                         101,300    244,566
*   Seven Generations Energy, Ltd. Class A                 8,445    146,784
    Shaw Communications, Inc. Class B(82028K200)          24,085    536,373
    Shaw Communications, Inc. Class B(2801836)            13,800    307,269
    ShawCor, Ltd.                                         12,004    269,013
#*  Sherritt International Corp.                         128,802     88,847
#*  Shopify, Inc. Class A                                    601     55,514
#   Sienna Senior Living, Inc.                             8,700    119,954
*   Sierra Wireless, Inc.(826516106)                      10,437    307,892
*   Sierra Wireless, Inc.(2418968)                         1,300     38,278
*   Silver Standard Resources, Inc.                       37,252    362,136
    Sleep Country Canada Holdings, Inc.                    6,600    200,793
    SNC-Lavalin Group, Inc.                               10,879    479,139
*   Solium Capital, Inc.                                   3,615     28,097
#*  Spartan Energy Corp.                                  31,344    160,647
*   Spin Master Corp.                                      1,906     58,430
#   Sprott, Inc.                                          58,700    107,819
    Stantec, Inc.(85472N109)                              10,764    274,482
    Stantec, Inc.(2854238)                                 6,001    152,678
    Stella-Jones, Inc.                                     9,252    323,774
#*  Stornoway Diamond Corp.                              126,700     80,283
#   Stuart Olson, Inc.                                     5,000     21,336
#   Student Transportation, Inc.                          21,300    125,400
    Sun Life Financial, Inc.(866796105)                   38,663  1,481,953
    Sun Life Financial, Inc.(2566124)                      7,500    287,427
    Suncor Energy, Inc.(867224107)                        74,235  2,421,546
    Suncor Energy, Inc.(B3NB1P2)                          36,337  1,185,337
*   SunOpta, Inc.(8676EP108)                               4,997     47,472
#*  SunOpta, Inc.(2817510)                                21,245    202,780
    Superior Plus Corp.                                   44,340    388,720
    Supremex, Inc.                                         5,200     18,685
#   Surge Energy, Inc.                                    97,249    169,264
#   Tahoe Resources, Inc.(B5B9KV1)                        86,048    470,704
    Tahoe Resources, Inc.(873868103)                       2,994     16,377
*   Taseko Mines, Ltd.                                    55,800     83,247
    Teck Resources, Ltd. Class B(878742204)               58,433  1,267,412
    Teck Resources, Ltd. Class B(2879327)                 56,787  1,232,530
    TELUS Corp.                                            3,501    126,449
#*  Tembec, Inc.                                          12,900     46,975

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
CANADA -- (Continued)
*   Teranga Gold Corp.                                    26,619 $   68,109
    TFI International, Inc.                               31,788    747,308
#*  Theratechnologies, Inc.                               16,800    105,105
    Thomson Reuters Corp.                                  8,859    406,540
*   TMAC Resources, Inc.                                   1,000      8,703
    TMX Group, Ltd.                                       11,844    627,943
    TORC Oil & Gas, Ltd.                                  54,415    244,851
*   Torex Gold Resources, Inc.                            34,872    635,765
    Toromont Industries, Ltd.                             16,973    630,183
    Toronto-Dominion Bank (The)(891160509)                61,064  3,147,239
    Toronto-Dominion Bank (The)(2897222)                  18,100    933,056
#   Torstar Corp. Class B                                 13,300     15,575
    Total Energy Services, Inc.                           12,090    117,336
*   Tourmaline Oil Corp.                                  47,646  1,056,677
    TransAlta Corp.(89346D107)                             8,000     52,400
    TransAlta Corp.(2901628)                              81,242    529,775
#   TransAlta Renewables, Inc.                            20,178    236,617
    TransCanada Corp.(89353D107)                          19,923  1,018,464
    TransCanada Corp.(2665184)                             6,100    311,666
    Transcontinental, Inc. Class A                        26,300    536,231
*   TransGlobe Energy Corp.                               22,900     31,225
#*  Trevali Mining Corp.                                 154,000    159,342
*   Trican Well Service, Ltd.                            126,474    370,267
    Tricon Capital Group, Inc.                             9,700     81,692
*   Trilogy Energy Corp.                                  19,574     83,053
*   Trinidad Drilling, Ltd.                               94,938    136,305
#*  Trisura Group, Ltd.(89679A100)                            62      1,295
*   Trisura Group, Ltd.(BDTMYK5)                              49      1,018
*   Turquoise Hill Resources, Ltd.(900435108)              7,000     23,030
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)              140,352    461,555
#   Uni-Select, Inc.                                      15,651    365,305
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)                                     22,577    371,617
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)  58,201    958,852
#   Valener, Inc.                                          8,019    138,672
    Veresen, Inc.                                         74,846  1,093,199
    Vermilion Energy, Inc.                                10,430    343,773
    Wajax Corp.                                            5,055     95,079
    Waste Connections, Inc.(94106B101)                     7,316    475,372
    Waste Connections, Inc.(BYQFRK5)                       2,961    192,459
*   Wesdome Gold Mines, Ltd.                              15,100     29,794
    West Fraser Timber Co., Ltd.                          21,593  1,147,412
#*  Western Energy Services Corp.                         18,886     21,813
    Western Forest Products, Inc.                        162,392    323,026
    WestJet Airlines, Ltd.                                   700     13,952
    Westshore Terminals Investment Corp.                  16,800    318,011
    Wheaton Precious Metals Corp.(962879102)              19,618    398,442
    Wheaton Precious Metals Corp.(BF13KN5)                 1,900     38,526
    Whitecap Resources, Inc.                             114,162    843,338
    Winpak, Ltd.                                           7,300    313,430
    WSP Global, Inc.                                      18,519    751,752
*   Xtreme Drilling Corp.                                  2,783      4,464
    Yamana Gold, Inc.(98462Y100)                           3,700      9,620
    Yamana Gold, Inc.(2219279)                           189,249    493,330

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
*   Yangarra Resources, Ltd.                                12,891 $     35,052
#*  Yellow Pages, Ltd.                                       7,290       38,241
    ZCL Composites, Inc.                                     7,400       78,823
                                                                   ------------
TOTAL CANADA                                                        157,828,459
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA                                           259,208       96,317
    Aguas Andinas SA Class A                               395,638      249,631
    Banco de Chile                                         208,681       30,188
    Banco de Chile ADR                                       1,055       90,209
    Banco de Credito e Inversiones                           6,551      395,355
    Banco Santander Chile                                3,294,594      233,586
    Banco Santander Chile ADR                                3,900      110,253
    Banmedica SA                                             4,407       10,723
    Besalco SA                                              70,547       71,655
    CAP SA                                                  29,598      312,018
    Cencosud SA                                             81,118      230,899
    Cia Cervecerias Unidas SA                               20,960      279,371
    Cia Cervecerias Unidas SA Sponsored ADR                  1,300       34,593
*   Cia Sud Americana de Vapores SA                      3,840,492      178,197
    Colbun SA                                              738,407      172,729
    Embotelladora Andina SA Class B ADR                      1,917       52,411
    Empresa Nacional de Telecomunicaciones SA               43,357      493,696
*   Empresas AquaChile SA                                   32,187       16,099
    Empresas CMPC SA                                       214,006      546,715
    Empresas COPEC SA                                       21,876      266,839
*   Empresas La Polar SA                                   131,400       14,837
    Enel Americas SA                                       225,938       45,626
    Enel Americas SA Sponsored ADR                          63,894      638,940
    Enel Chile SA(29278D105)                                25,734      140,765
    Enel Chile SA(BYMLZD6)                                 168,804       18,406
    Enel Generacion Chile SA                               130,454      101,586
    Enel Generacion Chile SA Sponsored ADR                   1,950       45,474
    Engie Energia Chile SA                                  86,478      188,317
    Forus SA                                                 4,073       14,667
    Grupo Security SA                                      122,548       46,395
    Inversiones Aguas Metropolitanas SA                    152,189      265,831
    Inversiones La Construccion SA                          14,953      200,202
    Itau CorpBanca(BYT25P4)                             24,862,734      235,698
    Itau CorpBanca(45033E105)                                  900       13,050
    Latam Airlines Group SA                                 25,759      302,627
    Latam Airlines Group SA Sponsored ADR                   43,851      514,372
*   Masisa SA                                              669,547       49,975
    Multiexport Foods SA                                    93,524       30,441
    Parque Arauco SA                                       117,476      308,809
    Ripley Corp. SA                                        199,566      170,454
    SACI Falabella                                          18,029      166,564
    Salfacorp SA                                            93,837      123,760
    Sigdo Koppers SA                                         7,298       11,119
    Sociedad Matriz SAAM SA                                254,930       27,247

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Sponsored ADR      3,935 $  161,768
    Sonda SA                                                84,881    161,300
    Vina Concha y Toro SA                                   80,143    129,134
                                                                   ----------
TOTAL CHILE                                                         7,998,848
                                                                   ----------
CHINA -- (6.5%)
*   21Vianet Group, Inc. ADR                                21,774     97,112
    361 Degrees International, Ltd.                        297,000    104,488
#*  3SBio, Inc.                                             18,500     23,193
#*  500.com, Ltd. Class A ADR                                5,095     60,478
*   51job, Inc. ADR                                          2,100    103,446
#*  58.com, Inc. ADR                                        19,102    975,157
    AAC Technologies Holdings, Inc.                         60,000    806,020
#   Agile Group Holdings, Ltd.                             562,000    668,143
    Agricultural Bank of China, Ltd. Class H             2,236,000  1,042,965
    Air China, Ltd. Class H                                388,000    349,925
    Ajisen China Holdings, Ltd.                            208,000     89,903
*   Alibaba Group Holding, Ltd. Sponsored ADR               18,010  2,790,649
#*  Alibaba Health Information Technology, Ltd.             72,000     34,202
#*  Alibaba Pictures Group, Ltd.                         1,550,000    261,827
*   Aluminum Corp. of China, Ltd. ADR                        2,000     31,600
#*  Aluminum Corp. of China, Ltd. Class H                  608,000    380,925
    AMVIG Holdings, Ltd.                                    54,000     15,701
#   Angang Steel Co., Ltd. Class H                         254,000    205,855
    Anhui Conch Cement Co., Ltd. Class H                   192,000    709,306
    Anhui Expressway Co., Ltd. Class H                      88,000     66,404
    Anta Sports Products, Ltd.                             155,000    531,388
#*  Anton Oilfield Services Group                          366,000     35,092
    Asia Cement China Holdings Corp.                       114,000     38,500
*   AVIC International Holding HK, Ltd.                    754,000     37,182
    AVIC International Holdings, Ltd. Class H               96,000     49,256
#   AviChina Industry & Technology Co., Ltd. Class H       821,000    503,040
#   BAIC Motor Corp., Ltd. Class H                         446,500    401,403
*   Baidu, Inc. Sponsored ADR                                2,984    675,428
    Bank of China, Ltd. Class H                          5,606,000  2,757,101
    Bank of Chongqing Co., Ltd. Class H                    137,500    119,141
    Bank of Communications Co., Ltd. Class H               586,000    433,456
*   Baoye Group Co., Ltd. Class H                           62,000     48,067
*   Baozun, Inc. Sponsored ADR                               1,014     32,914
#   BBMG Corp. Class H                                     516,000    259,760
    Beijing Capital International Airport Co., Ltd.
      Class H                                              488,000    768,026
    Beijing Capital Land, Ltd. Class H                     374,000    197,116
*   Beijing Enterprises Clean Energy Group, Ltd.           600,000     14,273
    Beijing Enterprises Holdings, Ltd.                     104,000    551,932
*   Beijing Enterprises Medical & Health Group, Ltd.       588,000     36,866
    Beijing Enterprises Water Group, Ltd.                  900,000    746,808
    Beijing Jingneng Clean Energy Co., Ltd. Class H        352,000    101,745
    Beijing North Star Co., Ltd. Class H                   192,000     77,858
*   Beijing Properties Holdings, Ltd.                      396,000     18,742
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                               36,000     23,715
#   BEP International Holdings, Ltd.                     1,050,000     27,641
#   Best Pacific International Holdings, Ltd.              132,000     72,132
#*  Bitauto Holdings, Ltd. ADR                              10,978    346,905

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
    Bloomage Biotechnology Corp., Ltd.                      52,500 $   98,287
#*  Boer Power Holdings, Ltd.                               90,000     26,370
    Bosideng International Holdings, Ltd.                  646,000     57,022
#*  Boyaa Interactive International, Ltd.                  124,000     50,888
#   Brilliance China Automotive Holdings, Ltd.             294,000    743,825
#   Byd Co., Ltd. Class H                                   48,500    301,863
    BYD Electronic International Co., Ltd.                 224,500    566,310
*   C C Land Holdings, Ltd.                                658,499    149,927
#*  C.banner International Holdings, Ltd.                  138,000     55,275
    Cabbeen Fashion, Ltd.                                   43,000     11,826
#   Canvest Environmental Protection Group Co., Ltd.       109,000     59,566
#*  Capital Environment Holdings, Ltd.                     426,000     16,345
#*  CAR, Inc.                                              297,000    258,525
*   Central China Real Estate, Ltd.                        230,000     69,170
#   Central China Securities Co., Ltd. Class H             199,000     90,531
*   Century Sunshine Group Holdings, Ltd.                  235,000      8,132
#*  CGN Meiya Power Holdings Co., Ltd.                     388,000     56,093
    CGN Power Co., Ltd. Class H                            496,000    135,743
    Changshouhua Food Co., Ltd.                             30,000     14,963
*   Changyou.com, Ltd. ADR                                   3,438    145,531
    Chaowei Power Holdings, Ltd.                           236,000    133,726
*   Cheetah Mobile, Inc. ADR                                 3,300     36,432
    China Aerospace International Holdings, Ltd.           678,000     86,719
    China Agri-Industries Holdings, Ltd.                   776,000    347,369
#   China Aircraft Leasing Group Holdings, Ltd.            121,500    141,948
#   China All Access Holdings, Ltd.                        154,000     45,332
*   China Animal Healthcare, Ltd.                           42,000      5,243
#   China Animation Characters Co., Ltd.                   173,000     68,875
    China Aoyuan Property Group, Ltd.                      403,000    172,580
    China BlueChemical, Ltd. Class H                       660,000    185,963
*   China Chengtong Development Group, Ltd.                326,000     19,164
    China Cinda Asset Management Co., Ltd. Class H       2,031,000    843,894
    China CITIC Bank Corp., Ltd. Class H                   603,000    390,857
#   China Coal Energy Co., Ltd. Class H                    459,000    226,571
    China Communications Construction Co., Ltd. Class H    430,000    572,709
    China Communications Services Corp., Ltd. Class H      620,000    336,765
#   China Conch Venture Holdings, Ltd.                     184,000    341,872
    China Construction Bank Corp. Class H                9,249,000  7,679,578
    China Datang Corp. Renewable Power Co., Ltd. Class H   338,000     40,203
*   China Daye Non-Ferrous Metals Mining, Ltd.           1,212,000     17,464
    China Dongxiang Group Co., Ltd.                      1,085,000    201,275
*   China Dynamics Holdings, Ltd.                        1,210,000     23,990
    China Eastern Airlines Corp., Ltd. Class H             298,000    164,214
#   China Electronics Corp. Holdings Co., Ltd.              56,000      8,086
    China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                 380,000     34,027
    China Everbright Bank Co., Ltd. Class H                439,000    212,854
    China Everbright International, Ltd.                   255,000    332,523
    China Everbright Water, Ltd.                            52,000     18,795
    China Everbright, Ltd.                                 322,000    733,314
#*  China Evergrande Group                               1,120,000  3,114,929
*   China Fiber Optic Network System Group, Ltd.           310,000     10,418
    China Financial Services Holdings, Ltd.                392,000     34,613
    China Foods, Ltd.                                      312,000    143,633

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
*   China Fordoo Holdings, Ltd.                             47,000 $   35,016
    China Galaxy Securities Co., Ltd. Class H              467,500    411,718
    China Gas Holdings, Ltd.                               364,000    880,466
*   China Glass Holdings, Ltd.                              86,000      7,921
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A                                         336,000     90,813
    China Greenfresh Group Co., Ltd.                        64,000     12,041
#   China Greenland Broad Greenstate Group Co., Ltd.       160,000     40,189
#   China Hanking Holdings, Ltd.                           165,000     23,018
#*  China Harmony New Energy Auto Holding, Ltd.            226,000    108,880
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                  63,000     68,022
#   China Hongqiao Group, Ltd.                             501,000    339,151
    China Huarong Asset Management Co., Ltd. Class H       205,000     83,692
#   China Huishan Dairy Holdings Co., Ltd.                 343,000        343
*   China Huiyuan Juice Group, Ltd.                        286,000     88,915
    China International Capital Corp., Ltd. Class H         80,400    127,926
#   China International Marine Containers Group Co.,
      Ltd. Class H                                          97,100    202,949
    China Jinmao Holdings Group, Ltd.                    1,352,000    627,571
    China Lesso Group Holdings, Ltd.                       415,000    292,487
    China Life Insurance Co., Ltd. ADR                       7,800    123,864
    China Life Insurance Co., Ltd. Class H                  71,000    224,392
    China Lilang, Ltd.                                     174,000    116,678
    China Longyuan Power Group Corp., Ltd. Class H         351,000    256,699
#*  China LotSynergy Holdings, Ltd.                      2,120,000     40,142
    China Machinery Engineering Corp. Class H              207,000    139,870
#   China Maple Leaf Educational Systems, Ltd.              96,000     76,887
    China Medical System Holdings, Ltd.                    375,000    639,729
    China Meidong Auto Holdings, Ltd.                      128,000     43,925
    China Mengniu Dairy Co., Ltd.                          268,000    521,583
    China Merchants Bank Co., Ltd. Class H                 367,000  1,205,058
    China Merchants Land, Ltd.                             418,000     89,198
#   China Merchants Port Holdings Co., Ltd.                301,661    947,018
    China Merchants Securities Co., Ltd. Class H            14,600     23,053
    China Minsheng Banking Corp., Ltd. Class H             518,500    521,097
    China Mobile, Ltd.                                     459,000  4,906,319
    China Mobile, Ltd. Sponsored ADR                        39,357  2,102,845
#   China Molybdenum Co., Ltd. Class H                     261,000    141,833
    China National Building Material Co., Ltd. Class H     930,000    567,329
    China National Materials Co., Ltd. Class H             391,000    158,492
*   China New Town Development Co., Ltd.                   612,500     26,659
    China NT Pharma Group Co., Ltd.                        109,000     23,696
*   China Ocean Resources Co., Ltd.                         29,759     19,945
*   China Oceanwide Holdings, Ltd.                         120,000     10,592
    China Oil & Gas Group, Ltd.                          1,768,000    122,133
#   China Oilfield Services, Ltd. Class H                  326,000    277,751
    China Oriental Group Co., Ltd.                         202,000    108,491
    China Overseas Grand Oceans Group, Ltd.                322,000    188,725
    China Overseas Land & Investment, Ltd.                 686,000  2,324,023
#   China Overseas Property Holdings, Ltd.                 820,000    148,927
    China Pacific Insurance Group Co., Ltd. Class H        153,200    675,030
    China Packaging Holdings Development, Ltd.              95,000     25,402
    China Petroleum & Chemical Corp. ADR                     2,000    152,380
    China Petroleum & Chemical Corp. Class H             2,492,000  1,889,105
    China Pioneer Pharma Holdings, Ltd.                    237,000     76,791

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
    China Power International Development, Ltd.            682,000 $  233,775
*   China Properties Group, Ltd.                            81,000     20,401
    China Railway Construction Corp., Ltd. Class H         412,000    543,760
    China Railway Group, Ltd. Class H                      329,000    261,437
    China Railway Signal & Communication Corp., Ltd.
      Class H                                              235,000    183,634
#*  China Rare Earth Holdings, Ltd.                        486,399     37,269
    China Reinsurance Group Corp. Class H                  761,000    178,143
    China Resources Beer Holdings Co., Ltd.                317,807    802,493
    China Resources Cement Holdings, Ltd.                  630,000    374,765
    China Resources Gas Group, Ltd.                        216,000    818,025
    China Resources Land, Ltd.                             568,000  1,822,659
#   China Resources Phoenix Healthcare Holdings Co.,
      Ltd.                                                  72,500     91,546
    China Resources Power Holdings Co., Ltd.               216,690    412,605
#*  China Ruifeng Renewable Energy Holdings, Ltd.          252,000     22,235
    China Sanjiang Fine Chemicals Co., Ltd.                129,000     40,725
    China SCE Property Holdings, Ltd.                      442,000    216,119
*   China Shanshui Cement Group, Ltd.                            2          1
#*  China Shengmu Organic Milk, Ltd.                       473,000     87,161
    China Shenhua Energy Co., Ltd. Class H                 371,000    922,833
    China Shineway Pharmaceutical Group, Ltd.               82,000     82,023
    China Silver Group, Ltd.                               244,000     44,969
#   China Singyes Solar Technologies Holdings, Ltd.        271,000    102,914
#   China South City Holdings, Ltd.                      1,034,000    224,843
    China Southern Airlines Co., Ltd. Class H              448,000    341,001
    China Southern Airlines Co., Ltd. Sponsored ADR          2,392     91,207
    China State Construction International Holdings,
      Ltd.                                                 708,000  1,142,287
    China Suntien Green Energy Corp., Ltd. Class H         337,000     71,154
    China Taiping Insurance Holdings Co., Ltd.             300,000    900,833
#   China Telecom Corp., Ltd. ADR                            1,739     83,072
    China Telecom Corp., Ltd. Class H                      354,000    168,268
    China Tian Lun Gas Holdings, Ltd.                       18,000     10,994
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                                 406,000    215,454
#   China Travel International Investment Hong Kong,
      Ltd.                                                 866,000    257,167
*   China Unicom Hong Kong, Ltd.                         1,104,000  1,600,051
*   China Unicom Hong Kong, Ltd. ADR                        32,502    473,879
    China Vanke Co., Ltd. Class H                          181,300    534,188
#   China Vast Industrial Urban Development Co., Ltd.       70,000     27,847
#   China Water Affairs Group, Ltd.                        210,000    114,499
#*  China Water Industry Group, Ltd.                       204,000     44,375
    China Wood Optimization Holding, Ltd.                   56,000     15,487
*   China Yurun Food Group, Ltd.                           557,000     71,994
    China ZhengTong Auto Services Holdings, Ltd.           337,500    332,940
#   China Zhongwang Holdings, Ltd.                         536,000    266,720
#   Chinasoft International, Ltd.                          322,000    176,450
    Chongqing Machinery & Electric Co., Ltd. Class H       482,000     62,246
    Chongqing Rural Commercial Bank Co., Ltd. Class H      966,000    711,757
    Chu Kong Shipping Enterprise Group Co., Ltd.            78,000     19,252
    CIFI Holdings Group Co., Ltd.                        1,030,000    586,096
#*  CIMC Enric Holdings, Ltd.                              122,000     87,315
*   CITIC Dameng Holdings, Ltd.                            233,000     13,856
#   CITIC Resources Holdings, Ltd.                         846,000     95,210
    CITIC Securities Co., Ltd. Class H                     254,000    514,972
    CITIC, Ltd.                                            600,000    911,628

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
#   Citychamp Watch & Jewellery Group, Ltd.                226,000 $   48,850
    Clear Media, Ltd.                                        5,000      5,891
    CNOOC, Ltd.                                            782,000    875,265
#   CNOOC, Ltd. Sponsored ADR                                8,898  1,000,580
#*  Cogobuy Group                                          117,000     69,669
#   Colour Life Services Group Co., Ltd.                   104,000     73,503
    Comba Telecom Systems Holdings, Ltd.                   539,983     73,994
    Concord New Energy Group, Ltd.                       1,440,000     61,668
    Consun Pharmaceutical Group, Ltd.                      115,000     93,183
*   Coolpad Group, Ltd.                                  1,152,600     80,682
*   COSCO SHIPPING Development Co., Ltd. Class H           253,000     59,859
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                              442,000    248,623
#*  COSCO SHIPPING Holdings Co., Ltd. Class H               95,000     58,918
    COSCO SHIPPING International Hong Kong Co., Ltd.       156,000     65,888
    COSCO SHIPPING Ports, Ltd.                             510,573    624,525
*   Coslight Technology International Group Co., Ltd.       46,000     20,663
#   Cosmo Lady China Holdings Co., Ltd.                    299,000    111,657
    Country Garden Holdings Co., Ltd.                    1,172,000  1,636,286
    CP Pokphand Co., Ltd.                                2,458,000    229,600
    CPMC Holdings, Ltd.                                    159,000     78,703
    CRCC High-Tech Equipment Corp., Ltd. Class H           137,500     49,757
    CRRC Corp., Ltd. Class H                               232,000    207,098
    CSPC Pharmaceutical Group, Ltd.                        948,000  1,477,292
#   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                          24,000     41,301
#   CT Environmental Group, Ltd.                           896,000    160,431
*   Ctrip.com International, Ltd. ADR                        8,537    509,915
    Dah Chong Hong Holdings, Ltd.                          268,000    137,853
#   Dali Foods Group Co., Ltd.                             370,500    223,371
    Dalian Port PDA Co., Ltd. Class H                      293,000     53,600
*   Daphne International Holdings, Ltd.                    304,000     27,238
*   Datang International Power Generation Co., Ltd.
      Class H                                              388,000    132,013
    Dawnrays Pharmaceutical Holdings, Ltd.                 152,000     91,442
#*  Differ Group Holding Co., Ltd.                         120,000      8,906
#*  Digital China Holdings, Ltd.                           188,000    123,394
#*  Dongfang Electric Corp., Ltd. Class H                   96,800    102,842
    Dongfeng Motor Group Co., Ltd. Class H                 590,000    722,136
    Dongjiang Environmental Co., Ltd. Class H               94,400    135,546
    Dongyue Group, Ltd.                                    320,000    149,127
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                              110,000     54,314
*   eHi Car Services, Ltd. Sponsored ADR                     2,632     24,951
    ENN Energy Holdings, Ltd.                               84,000    570,263
#   EVA Precision Industrial Holdings, Ltd.                414,000     58,784
    Everbright Securities Co., Ltd. Class H                 40,000     54,238
*   EverChina International Holdings Co., Ltd.             335,000     10,609
#   Fantasia Holdings Group Co., Ltd.                      676,500     98,632
    Far East Horizon, Ltd.                                 351,000    299,041
#   First Tractor Co., Ltd. Class H                         72,000     34,249
#   Fosun International, Ltd.                              307,072    464,962
    Fu Shou Yuan International Group, Ltd.                 338,000    208,004
    Fufeng Group, Ltd.                                     693,000    423,467
#*  Fuguiniao Co., Ltd. Class H                             37,999      3,539
#   Fullshare Holdings, Ltd.                               612,500    244,630
#   Future Land Development Holdings, Ltd.                 648,000    269,482

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
    Fuyao Glass Industry Group Co., Ltd. Class H            50,000 $  170,194
#*  GCL-Poly Energy Holdings, Ltd.                       4,447,000    472,029
#   Geely Automobile Holdings, Ltd.                        930,000  2,147,490
    Gemdale Properties & Investment Corp., Ltd.            552,000     55,746
    GF Securities Co., Ltd. Class H                         94,200    189,767
*   Glorious Property Holdings, Ltd.                       940,000    105,839
#   Golden Eagle Retail Group, Ltd.                        175,000    226,391
    Golden Throat Holdings Group Co., Ltd.                  79,000     27,210
#   Goldpac Group, Ltd.                                     23,000      7,591
#   GOME Electrical Appliances Holding, Ltd.             3,982,000    478,862
#*  Grand Baoxin Auto Group, Ltd                            42,664     21,698
#   Great Wall Motor Co., Ltd. Class H                     600,000    768,460
    Greatview Aseptic Packaging Co., Ltd.                  419,000    241,278
    Greenland Hong Kong Holdings, Ltd.                     314,000    116,371
#   Greentown China Holdings, Ltd.                         228,000    292,757
    Guangdong Investment, Ltd.                             326,000    458,760
*   Guangdong Land Holdings, Ltd.                           76,000     16,731
    Guangdong Yueyun Transportation Co., Ltd. Class H       79,000     51,566
    Guangshen Railway Co., Ltd. Class H                    262,000    134,800
    Guangshen Railway Co., Ltd. Sponsored ADR                  600     15,456
    Guangzhou Automobile Group Co., Ltd. Class H            62,000    133,232
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                          14,000     36,895
    Guangzhou R&F Properties Co., Ltd. Class H             452,400    807,720
    Guolian Securities Co., Ltd. Class H                    95,000     47,976
*   Haichang Ocean Park Holdings, Ltd.                     229,000     49,538
    Haier Electronics Group Co., Ltd.                      161,000    414,572
    Haitian International Holdings, Ltd.                   155,000    444,035
    Haitong Securities Co., Ltd. Class H                   229,600    365,668
*   Hanergy Thin Film Power Group, Ltd.                    190,000        953
*   Harbin Bank Co., Ltd. Class H                           57,000     18,150
    Harbin Electric Co., Ltd. Class H                      218,000    119,865
#   Harmonicare Medical Holdings, Ltd.                      39,000     17,418
#   HC International, Inc.                                  44,000     31,910
#*  Health and Happiness H&H International Holdings,
      Ltd.                                                  71,500    230,870
    Hengan International Group Co., Ltd.                   163,000  1,242,897
*   Hengdeli Holdings, Ltd.                                720,000     72,754
*   Hengshi Mining Investments, Ltd.                       114,000     31,505
*   Hi Sun Technology China, Ltd.                          459,000     84,446
#   Hilong Holding, Ltd.                                   359,000     61,428
    Hisense Kelon Electrical Holdings Co., Ltd. Class H    178,000    254,449
    HKC Holdings, Ltd.                                      48,000     37,418
#*  HNA Holding Group Co., Ltd.                          1,040,000     37,266
    HNA Infrastructure Co., Ltd. Class H                    20,000     16,188
*   Honghua Group, Ltd.                                    716,000     64,130
#   Honworld Group, Ltd.                                    31,500     16,003
    Hopefluent Group Holdings, Ltd.                         54,000     22,036
    Hopewell Highway Infrastructure, Ltd.                  118,500     72,790
    Hopson Development Holdings, Ltd.                      236,000    226,453
#   HOSA International, Ltd.                               114,000     35,304
*   Hua Han Health Industry Holdings, Ltd.               1,494,000     19,013
    Hua Hong Semiconductor, Ltd.                           118,000    159,891
#   Huadian Fuxin Energy Corp., Ltd. Class H               428,000     94,693
    Huadian Power International Corp., Ltd. Class H        174,000     73,442
    Huaneng Power International, Inc. Class H              176,000    124,061

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
    Huaneng Power International, Inc. Sponsored ADR            900 $   25,605
    Huaneng Renewables Corp., Ltd. Class H               2,406,000    732,411
    Huatai Securities Co., Ltd. Class H                    110,600    221,912
    Huishang Bank Corp., Ltd. Class H                      285,000    138,670
#*  Hydoo International Holding, Ltd.                      236,000     27,185
#*  IMAX China Holding, Inc.                                34,900     92,175
    Industrial & Commercial Bank of China, Ltd. Class H  6,595,000  4,608,302
*   JD.com, Inc. ADR                                        13,107    592,043
#   Jiangnan Group, Ltd.                                   504,000     38,042
    Jiangsu Expressway Co., Ltd. Class H                   130,000    188,614
    Jiangxi Copper Co., Ltd. Class H                       235,000    428,373
*   Jinchuan Group International Resources Co., Ltd.       213,000     24,507
#*  JinkoSolar Holding Co., Ltd. ADR                         8,632    238,416
    Joy City Property, Ltd.                                212,000     31,175
    Ju Teng International Holdings, Ltd.                   258,000    103,960
#   K Wah International Holdings, Ltd.                     493,548    296,607
#*  Kaisa Group Holdings, Ltd.                             300,000    114,696
    Kangda International Environmental Co., Ltd.           177,000     34,865
*   Kasen International Holdings, Ltd.                     100,000     16,507
    Kingboard Chemical Holdings, Ltd.                      231,000  1,039,992
    Kingboard Laminates Holdings, Ltd.                     367,500    512,160
#*  Kingdee International Software Group Co., Ltd.         272,000    112,993
    Kingsoft Corp., Ltd.                                   106,000    278,836
*   Ko Yo Chemical Group, Ltd.                             568,000      9,611
#*  Koradior Holdings, Ltd.                                 57,000     50,283
#*  KuangChi Science, Ltd.                                 469,000    164,425
#   Kunlun Energy Co., Ltd.                              1,286,000  1,281,984
    KWG Property Holding, Ltd.                             438,000    325,028
    Le Saunda Holdings, Ltd.                                57,200     10,915
    Lee & Man Paper Manufacturing, Ltd.                    483,000    514,371
    Lee's Pharmaceutical Holdings, Ltd.                     76,500     60,554
    Legend Holdings Corp. Class H                           50,200    131,283
    Lenovo Group, Ltd.                                   3,268,000  2,021,411
    Leoch International Technology, Ltd.                    63,000     13,786
#*  Leyou Technologies Holdings, Ltd.                      900,000    219,943
*   Li Ning Co., Ltd.                                       76,500     60,259
#*  Lianhua Supermarket Holdings Co., Ltd. Class H         122,000     49,571
#*  Lifestyle China Group, Ltd.                            193,500     79,175
*   Lifetech Scientific Corp.                              200,000     44,010
    Lisi Group Holdings, Ltd.                              544,000     43,142
    Livzon Pharmaceutical Group, Inc. Class H               22,685    124,787
    Logan Property Holdings Co., Ltd.                      420,000    364,002
    Longfor Properties Co., Ltd.                           427,500  1,072,853
*   LongiTech Smart Energy Holding, Ltd.                    51,000     18,399
    Lonking Holdings, Ltd.                                 745,000    242,869
#   Luye Pharma Group, Ltd.                                222,000    125,838
#   LVGEM China Real Estate Investment Co., Ltd.           480,000    131,482
#*  Maanshan Iron & Steel Co., Ltd. Class H                478,000    231,493
    Maoye International Holdings, Ltd.                     275,000     27,790
    Metallurgical Corp. of China, Ltd. Class H             241,000     82,867
*   MIE Holdings Corp.                                     390,000     36,909
    MIN XIN Holdings, Ltd.                                  22,000     16,593
*   Mingfa Group International Co., Ltd.                   299,000     11,484

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
    Minmetals Land, Ltd.                                   270,000 $   34,884
    Minth Group, Ltd.                                      194,000    893,277
#*  MMG, Ltd.                                              892,000    396,802
    Modern Land China Co., Ltd.                            130,000     24,444
#*  Munsun Capital Group, Ltd.                           2,646,000     30,484
#   Nan Hai Corp., Ltd.                                  7,050,000    239,089
#*  National Agricultural Holdings, Ltd.                   206,000     23,539
    NetDragon Websoft Holdings, Ltd.                        25,500     68,009
    NetEase, Inc. ADR                                        6,957  2,165,575
    New China Life Insurance Co., Ltd. Class H              26,100    168,211
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                          8,400    669,144
*   New World Department Store China, Ltd.                 182,000     46,308
    Nexteer Automotive Group, Ltd.                         438,000    754,615
    Nine Dragons Paper Holdings, Ltd.                      608,000    904,597
*   Noah Holdings, Ltd. ADR                                  7,935    253,761
*   North Mining Shares Co., Ltd.                        2,070,000     37,077
#*  NQ Mobile, Inc. Class A ADR                             28,457     97,323
    NVC Lighting Holdings, Ltd.                            480,000     53,401
#*  O-Net Technologies Group, Ltd.                          25,000     16,132
#*  Ourgame International Holdings, Ltd.                    67,000     17,221
    Overseas Chinese Town Asia Holdings, Ltd.               46,000     22,306
#*  Ozner Water International Holding, Ltd.                150,000     37,775
#   Pacific Online, Ltd.                                   129,000     24,101
#   Parkson Retail Group, Ltd.                             263,000     42,364
#   PAX Global Technology, Ltd.                            334,000    221,483
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                            1,085,000    504,921
    PetroChina Co., Ltd. ADR                                 1,900    122,759
    PetroChina Co., Ltd. Class H                         2,404,000  1,546,636
*   Phoenix New Media, Ltd. ADR                              9,125     24,546
    Phoenix Satellite Television Holdings, Ltd.            338,000     50,158
    PICC Property & Casualty Co., Ltd. Class H             756,000  1,406,430
    Ping An Insurance Group Co. of China, Ltd. Class H     554,500  4,104,472
*   Ping An Securities Group Holdings, Ltd.              2,660,000     24,482
    Poly Culture Group Corp., Ltd. Class H                  28,200     63,167
#*  Poly Property Group Co., Ltd.                          733,000    384,378
#   Pou Sheng International Holdings, Ltd.                 528,000    104,661
    Powerlong Real Estate Holdings, Ltd.                   453,000    211,552
*   PW Medtech Group, Ltd.                                 156,000     35,553
#   Q Technology Group Co., Ltd.                           160,000    172,309
    Qingdao Port International Co., Ltd. Class H           191,000    108,077
    Qingling Motors Co., Ltd. Class H                      202,000     67,984
*   Qinhuangdao Port Co., Ltd. Class H                     195,500     61,993
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                 8,900      2,607
*   Real Nutriceutical Group, Ltd.                         516,000     25,086
    Red Star Macalline Group Corp., Ltd. Class H            57,600     59,791
#*  Redco Properties Group, Ltd.                           656,000    251,089
#*  Renhe Commercial Holdings Co., Ltd.                  5,416,000    119,890
#*  REXLot Holdings, Ltd.                                3,200,000     40,533
    Road King Infrastructure, Ltd.                          83,000    109,180
#*  Ronshine China Holdings, Ltd.                           92,000    100,876
*   Sany Heavy Equipment International Holdings Co.,
      Ltd.                                                 408,000     77,762
#   Seaspan Corp.                                           11,120     74,504
#*  Semiconductor Manufacturing International Corp.        786,599    862,260

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
*   Semiconductor Manufacturing International Corp. ADR     30,682 $  169,671
    Shandong Chenming Paper Holdings, Ltd. Class H         117,500    180,019
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                              380,000    306,225
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H        54,000     48,883
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                    448,000     40,684
#*  Shanghai Electric Group Co., Ltd. Class H              580,000    269,323
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                               16,500     60,391
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                               92,000     61,888
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                          82,000     45,391
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                                3,600     19,037
    Shanghai Industrial Holdings, Ltd.                     167,000    482,604
#   Shanghai Industrial Urban Development Group, Ltd.      504,000    122,480
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                         420,000    120,329
    Shanghai La Chapelle Fashion Co., Ltd. Class H          10,000     12,673
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H     126,600    335,228
    Shanghai Prime Machinery Co., Ltd. Class H             320,000     68,339
    Shengjing Bank Co., Ltd. Class H                        48,500     43,173
    Shenguan Holdings Group, Ltd.                          248,000     14,743
    Shenzhen Expressway Co., Ltd. Class H                  158,000    141,086
    Shenzhen International Holdings, Ltd.                  312,939    535,681
    Shenzhen Investment, Ltd.                            1,100,982    505,388
#   Shenzhou International Group Holdings, Ltd.             87,000    581,173
    Shimao Property Holdings, Ltd.                         515,500  1,026,896
*   Shougang Concord International Enterprises Co., Ltd.   828,000     29,114
#   Shougang Fushan Resources Group, Ltd.                  824,000    190,793
    Shui On Land, Ltd.                                   1,353,000    337,575
#*  Shunfeng International Clean Energy, Ltd.              566,000     30,743
    Sichuan Expressway Co., Ltd. Class H                   178,000     73,547
#   Sihuan Pharmaceutical Holdings Group, Ltd.           1,340,000    563,869
*   Silver Grant International Industries, Ltd.            104,000     16,487
#*  Silverman Holdings, Ltd.                               122,000     12,510
*   SINA Corp.                                                 805     76,322
    Sino Biopharmaceutical, Ltd.                         1,003,000    885,480
#*  Sino Oil And Gas Holdings, Ltd.                      4,455,000     98,638
    Sino-Ocean Group Holdings, Ltd.                        976,500    545,661
#*  Sinofert Holdings, Ltd.                                754,000    104,096
*   Sinolink Worldwide Holdings, Ltd.                      518,000     71,554
#*  SinoMedia Holding, Ltd.                                 54,000     12,434
    Sinopec Engineering Group Co., Ltd. Class H            227,000    203,702
    Sinopec Kantons Holdings, Ltd.                         352,000    212,555
#*  Sinopec Oilfield Service Corp. Class H                 270,000     41,711
    Sinopec Shanghai Petrochemical Co., Ltd. Class H     1,710,000    971,734
    Sinopharm Group Co., Ltd. Class H                      117,200    490,538
#   Sinosoft Technology Group, Ltd.                        297,400     89,263
    Sinotrans Shipping, Ltd.                               482,000    120,826
    Sinotrans, Ltd. Class H                                668,000    339,218
#   Sinotruk Hong Kong, Ltd.                               249,000    261,090
*   Skyfame Realty Holdings, Ltd.                           92,000     14,139
    Skyworth Digital Holdings, Ltd.                        651,989    349,319
    SOHO China, Ltd.                                       747,500    407,213
#*  Sohu.com, Inc.                                           4,697    266,931
*   Sound Global, Ltd.                                      38,997     14,978
    Springland International Holdings, Ltd.                179,000     34,616

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
CHINA -- (Continued)
#*  SPT Energy Group, Inc.                                 132,000 $    8,769
*   SRE Group, Ltd.                                      1,148,000     26,720
    SSY Group, Ltd.                                        731,026    322,648
    Sun Art Retail Group, Ltd.                             517,000    420,993
    Sun King Power Electronics Group                        78,000     17,944
#   Sunac China Holdings, Ltd.                             501,000  1,332,762
*   Suncity Group Holdings, Ltd.                           230,000     15,901
    Sunny Optical Technology Group Co., Ltd.                86,000  1,022,019
    Symphony Holdings, Ltd.                                380,000     33,542
    TAL Education Group ADR                                  2,129    333,763
    Tarena International, Inc. ADR                           5,822    112,365
#*  Taung Gold International, Ltd.                       3,820,000     33,710
    TCC International Holdings, Ltd.                       550,000    251,283
#*  TCL Multimedia Technology Holdings, Ltd.               143,000     70,460
*   Tech Pro Technology Development, Ltd.                1,538,000     16,141
#*  Technovator International, Ltd.                        148,000     45,780
    Tencent Holdings, Ltd.                                 209,100  8,346,010
#   Tenwow International Holdings, Ltd.                    137,000     25,756
    Texhong Textile Group, Ltd.                            106,000    113,927
#*  Tian An China Investment Co., Ltd.                      52,000     35,268
    Tiangong International Co., Ltd.                       340,000     35,658
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                          38,000     24,383
    Tianjin Development Holdings, Ltd.                     134,000     77,447
    Tianjin Port Development Holdings, Ltd.                574,000     95,451
    Tianneng Power International, Ltd.                     288,000    228,380
#*  Tibet Water Resources, Ltd.                            179,000     71,908
    Tingyi Cayman Islands Holding Corp.                    530,000    674,846
    Tong Ren Tang Technologies Co., Ltd. Class H           191,000    276,845
#   Tongda Group Holdings, Ltd.                          1,690,000    490,236
    Tonly Electronics Holdings, Ltd.                        26,000     27,137
    Top Spring International Holdings, Ltd.                 42,500     13,536
    Towngas China Co., Ltd.                                236,732    166,894
    TPV Technology, Ltd.                                   282,000     65,228
    Travelsky Technology, Ltd. Class H                      97,000    256,844
    Trigiant Group, Ltd.                                   100,000     14,319
#   Truly International Holdings, Ltd.                     412,000    138,032
    Tsingtao Brewery Co., Ltd. Class H                      26,000    111,393
*   Tuniu Corp. Sponsored ADR                                2,400     19,104
#   Uni-President China Holdings, Ltd.                     398,000    309,080
*   United Energy Group, Ltd.                            1,800,000     65,615
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                    97,500     77,571
#*  V1 Group, Ltd.                                         846,000     29,247
    Vinda International Holdings, Ltd.                      64,000    120,689
*   Vipshop Holdings, Ltd. ADR                              83,218  1,023,581
    Want Want China Holdings, Ltd.                       1,249,000    843,501
#   Wasion Group Holdings, Ltd.                            168,000     74,346
*   Weibo Corp. Sponsored ADR                                1,995    153,515
    Weichai Power Co., Ltd. Class H                        798,000    768,041
*   Weiqiao Textile Co. Class H                            178,500     98,175
    Welling Holding, Ltd.                                  300,000     65,164
*   West China Cement, Ltd.                                852,000    122,100
*   Wuzhou International Holdings, Ltd.                    400,000     33,782
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                 126,000    126,190

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
#   Xiamen International Port Co., Ltd. Class H            302,000 $     59,098
#*  Xinchen China Power Holdings, Ltd.                     176,000       26,997
#   Xingda International Holdings, Ltd.                    315,797      136,632
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                               77,000       64,029
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              146,380      166,411
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H      367,000       51,119
#   Xinyi Solar Holdings, Ltd.                           1,588,000      499,760
    XTEP International Holdings, Ltd.                      223,500       83,207
#   Yadea Group Holdings, Ltd.                             232,000       58,174
*   Yanchang Petroleum International, Ltd.               1,420,000       33,411
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                           54,500      118,385
    Yanzhou Coal Mining Co., Ltd. Class H                  346,000      340,354
#*  Yashili International Holdings, Ltd.                   281,000       50,677
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                                7,400       18,171
    Yida China Holdings, Ltd.                               84,000       23,603
    Yip's Chemical Holdings, Ltd.                           84,000       34,933
*   Yirendai, Ltd. ADR                                       4,895      187,283
*   Youyuan International Holdings, Ltd.                   173,000       66,439
*   Yuanda China Holdings, Ltd.                            374,000        7,021
#*  YuanShengTai Dairy Farm, Ltd.                          185,000        9,466
    Yuexiu Property Co., Ltd.                            2,412,000      453,431
#   Yuexiu Transport Infrastructure, Ltd.                  152,000      113,574
    Yunnan Water Investment Co., Ltd. Class H               71,000       31,426
    Yuzhou Properties Co., Ltd.                            574,000      340,805
*   YY, Inc. ADR                                            11,457      819,175
#   Zhaojin Mining Industry Co., Ltd. Class H              224,500      184,557
    Zhejiang Expressway Co., Ltd. Class H                  198,000      247,012
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                               37,200       22,879
    Zhongsheng Group Holdings, Ltd.                        259,500      567,909
    Zhuhai Holdings Investment Group, Ltd.                 122,000       17,782
    Zhuzhou CRRC Times Electric Co., Ltd. Class H           90,000      428,170
    Zijin Mining Group Co., Ltd. Class H                 1,392,000      504,776
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                         449,200      228,625
*   ZTE Corp. Class H                                       30,960       79,506
                                                                   ------------
TOTAL CHINA                                                         174,184,123
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                      49,880      254,567
    Banco de Bogota SA                                       1,006       22,942
    Bancolombia SA                                          16,411      168,169
    Bancolombia SA Sponsored ADR                             6,979      305,261
    Celsia SA ESP                                           44,113       70,022
    Cementos Argos SA                                       22,461       89,509
*   Cemex Latam Holdings SA                                 15,819       57,743
    Corp. Financiera Colombiana SA                          13,303      128,838
    Ecopetrol SA                                           273,285      127,668
#   Ecopetrol SA Sponsored ADR                               3,500       32,690
    Empresa de Energia de Bogota SA ESP                     61,864       41,020
    Grupo Argos SA                                          31,868      229,234
    Grupo Aval Acciones y Valores SA                         4,400       38,940
    Grupo de Inversiones Suramericana SA                    14,638      205,982
    Grupo Nutresa SA                                        14,635      130,856

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES  VALUE++
                                                         ------ ----------
COLOMBIA -- (Continued)
    Interconexion Electrica SA ESP                       51,308 $  235,051
                                                                ----------
TOTAL COLOMBIA                                                   2,138,492
                                                                ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                             16,838    305,487
    Komercni banka A.S.                                   2,906    125,197
    O2 Czech Republic A.S.                                6,009     76,857
    Pegas Nonwovens SA                                    1,573     72,454
    Philip Morris CR A.S.                                    60     41,381
    Unipetrol A.S.                                        4,246     56,712
                                                                ----------
TOTAL CZECH REPUBLIC                                               678,088
                                                                ----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                       1,995    314,440
    Alm Brand A.S.                                       25,496    255,592
    Ambu A.S. Class B                                     6,604    430,017
    AP Moller - Maersk A.S. Class A                         239    499,158
    AP Moller - Maersk A.S. Class B                         406    886,233
*   Bang & Olufsen A.S.                                   9,793    171,350
#*  Bavarian Nordic A.S.                                  5,110    334,504
    Brodrene Hartmann A.S.                                  312     19,112
    Carlsberg A.S. Class B                               13,108  1,456,287
    Chr Hansen Holding A.S.                              16,630  1,339,236
    Coloplast A.S. Class B                                2,571    220,871
    Columbus A.S.                                        10,675     23,084
#*  D/S Norden A.S.                                      10,983    217,883
    Danske Bank A.S.                                     45,310  1,834,950
    DFDS A.S.                                             7,890    450,004
    DSV A.S.                                             39,340  2,540,014
#   FLSmidth & Co. A.S.                                  12,881    788,373
*   Genmab A.S.                                           3,964    900,865
#   GN Store Nord A.S.                                   37,161  1,130,294
    H Lundbeck A.S.                                      13,324    798,931
*   H+H International A.S. Class B                        3,370     57,622
    IC Group A.S.                                         1,421     32,481
    ISS A.S.                                             27,271  1,117,970
    Jyske Bank A.S.                                      20,825  1,305,235
    Matas A.S.                                           10,707    165,236
*   NKT A.S.                                              7,790    684,309
    NNIT A.S.                                               987     31,572
    Nordjyske Bank A.S.                                     616     11,772
    Novo Nordisk A.S. Class B                            64,873  2,759,011
    Novo Nordisk A.S. Sponsored ADR                       5,344    226,586
#   Novozymes A.S. Class B                               17,078    788,584
#   Pandora A.S.                                         12,828  1,476,356
    Parken Sport & Entertainment A.S.                     1,486     20,504
#   Per Aarsleff Holding A.S.                             6,257    156,070
    Ringkjoebing Landbobank A.S.                          6,490    341,685
    Rockwool International A.S. Class A                     195     42,029
    Rockwool International A.S. Class B                   2,079    473,134
    Royal Unibrew A.S.                                    8,136    405,390
    RTX A.S.                                              1,885     48,637

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
DENMARK -- (Continued)
#*  Santa Fe Group A.S.                                    3,545 $    32,124
    Schouw & Co.                                           4,780     524,883
    SimCorp A.S.                                          10,418     651,417
    Solar A.S. Class B                                     1,656      98,620
    Spar Nord Bank A.S.                                   26,592     357,390
    Sydbank A.S.                                          24,660   1,027,239
    TDC A.S.                                             267,252   1,649,093
    Tivoli A.S.                                              239      23,056
*   TK Development A.S.                                   12,267      20,879
*   Topdanmark A.S.                                       20,580     703,192
    Tryg A.S.                                             25,951     584,735
    United International Enterprises                         421      88,720
    Vestas Wind Systems A.S.                              27,633   2,700,625
#*  Vestjysk Bank A.S.                                     6,101      11,922
*   William Demant Holding A.S.                           22,710     603,381
#*  Zealand Pharma A.S.                                    2,209      43,964
                                                                 -----------
TOTAL DENMARK                                                     33,876,621
                                                                 -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR        26,910     124,380
                                                                 -----------
FINLAND -- (1.3%)
    Ahlstrom-Munksjo Oyj                                   2,535      52,291
    Aktia Bank Oyj                                         2,621      28,541
    Alma Media Oyj                                         7,872      60,371
    Amer Sports Oyj                                       30,534     820,177
    Asiakastieto Group Oyj                                   842      21,830
    Atria Oyj                                              4,159      55,628
*   BasWare Oyj                                              277      13,186
    Bittium Oyj                                            8,880      78,244
    Cargotec Oyj Class B                                   9,631     587,997
#*  Caverion Corp.                                        22,278     186,380
    Citycon Oyj                                           86,894     236,471
    Cramo Oyj                                             11,565     331,775
    Elisa Oyj                                             19,778     814,198
    F-Secure Oyj                                          16,474      74,845
    Finnair Oyj                                           17,710     191,612
    Fiskars Oyj Abp                                        5,521     138,694
    Fortum Oyj                                            51,764     846,451
    HKScan Oyj Class A                                    13,829      49,420
#   Huhtamaki Oyj                                         67,985   2,634,471
    Kemira Oyj                                            30,125     379,717
    Kesko Oyj Class A                                      2,475     125,555
    Kesko Oyj Class B                                     16,580     838,352
    Kone Oyj Class B                                      19,362   1,008,515
    Konecranes Oyj                                        18,811     839,271
    Lassila & Tikanoja Oyj                                12,076     275,208
#   Metsa Board Oyj                                       54,499     385,506
    Metso Oyj                                             44,742   1,423,411
    Neste Oyj                                             29,236   1,267,498
    Nokia Oyj(5902941)                                   289,577   1,847,844
    Nokia Oyj(5946455)                                    66,112     422,629
    Nokia Oyj Sponsored ADR                               20,625     131,794

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
FINLAND -- (Continued)
    Nokian Renkaat Oyj                                    45,395 $ 1,850,949
    Olvi Oyj Class A                                         961      33,793
    Oriola Oyj Class B                                    46,001     197,307
    Orion Oyj Class A                                      3,808     193,119
    Orion Oyj Class B                                     15,157     766,046
    Outokumpu Oyj                                         74,453     625,639
*   Outotec Oyj                                           40,734     265,696
    Ponsse Oy                                              2,627      76,218
    Raisio Oyj Class V                                    34,947     146,364
    Ramirent Oyj                                          23,341     232,663
    Revenio Group Oyj                                      1,806      79,036
    Sampo Oyj Class A                                     39,748   2,173,881
    Sanoma Oyj                                            32,087     298,045
*   Stockmann Oyj Abp Class B                             10,970      94,978
    Stora Enso Oyj Class R                               188,447   2,519,504
    Technopolis Oyj                                       30,207     130,881
    Teleste Oyj                                              754       7,182
    Tieto Oyj                                             15,335     486,488
    Tikkurila Oyj                                          8,754     186,702
    UPM-Kymmene Oyj                                      130,315   3,547,577
    Uponor Oyj                                            14,663     236,758
    Vaisala Oyj Class A                                    1,673      80,460
    Valmet Oyj                                            49,914     909,857
    Wartsila Oyj Abp                                      27,128   1,802,877
    YIT Oyj                                               28,305     240,369
                                                                 -----------
TOTAL FINLAND                                                     33,350,271
                                                                 -----------
FRANCE -- (5.3%)
    ABC Arbitrage                                         14,871     107,796
    Accor SA                                              17,031     791,153
    Actia Group                                            4,045      42,447
    Aeroports de Paris                                     2,333     394,825
*   Air France-KLM                                        70,046     948,421
    Air Liquide SA                                        15,713   1,926,628
    Airbus SE                                             15,847   1,324,121
    Akka Technologies                                      2,370     129,451
    Albioma SA                                             6,536     153,579
#   Alstom SA                                             26,980     966,589
    Altamir                                                2,639      52,516
    Alten SA                                               9,601     828,883
    Altran Technologies SA                                46,520     817,980
*   Amplitude Surgical SAS                                 3,043      17,347
    Amundi SA                                              6,639     513,474
*   Antalis International SAS                              1,661       3,775
    Arkema SA                                             23,838   2,713,608
    Assystem                                               4,086     156,729
    Atos SE                                               15,591   2,370,387
    Aubay                                                  2,320      84,320
    AXA SA                                               120,043   3,545,287
    Axway Software SA                                      1,582      45,436
    Bastide le Confort Medical                               474      22,157
    Beneteau SA                                           10,108     173,531
*   Bigben Interactive                                     3,747      42,987

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
FRANCE -- (Continued)
    BioMerieux                                             2,940 $  647,839
    BNP Paribas SA                                        76,820  5,953,216
    Boiron SA                                              1,601    149,978
    Bollore SA                                           102,100    473,707
    Bonduelle SCA                                          5,015    192,700
#   Bourbon Corp.                                          8,281     77,183
    Bouygues SA                                           46,737  2,003,807
    Bureau Veritas SA                                     37,695    858,867
    Capgemini SE                                           9,393  1,022,611
    Carrefour SA                                         107,620  2,585,048
    Casino Guichard Perrachon SA                          15,283    932,128
#*  CGG SA                                                 5,055     22,323
*   CGG SA Sponsored ADR                                      99        469
    Chargeurs SA                                           7,820    226,783
    Christian Dior SE                                      2,230    635,001
    Cie de Saint-Gobain                                   36,400  2,019,716
    Cie des Alpes                                          3,019     98,634
    Cie Generale des Etablissements Michelin              28,795  3,899,882
    Cie Plastic Omnium SA                                 33,512  1,289,618
    CNP Assurances                                        29,545    713,266
*   Coface SA                                             13,423    126,924
    Credit Agricole SA                                    76,743  1,347,020
    Danone SA                                             24,462  1,825,359
    Danone SA Sponsored ADR                                  930     13,866
    Dassault Aviation SA                                      97    145,636
    Dassault Systemes SE                                   5,900    578,776
    Dassault Systemes SE Sponsored ADR                       288     28,195
    Derichebourg SA                                       48,578    425,587
    Devoteam SA                                            1,538    139,572
#   Edenred                                               39,971  1,050,751
    Eiffage SA                                            16,675  1,615,235
    Electricite de France SA                              81,587    828,160
#   Elior Group                                           35,767    949,363
#   Elis SA                                               13,031    315,072
    Engie SA                                             221,513  3,567,733
#*  Eramet                                                 2,179    137,554
    Essilor International SA                               6,802    861,178
*   Esso SA Francaise                                        839     56,409
    Euler Hermes Group                                     2,791    333,663
#   Eurofins Scientific SE                                 1,191    663,445
    Euronext NV                                           16,042    937,488
    Europcar Groupe SA                                     8,723    127,008
    Eutelsat Communications SA                            52,350  1,416,812
#   Exel Industries Class A                                  451     53,906
    Faurecia                                              19,758  1,097,124
    Fleury Michon SA                                         178     10,683
*   Fnac Darty SA                                          3,770    357,294
    Gaztransport Et Technigaz SA                           4,609    219,680
    GL Events                                              2,443     72,486
    Groupe Crit                                            1,189    113,925
    Groupe Eurotunnel SE                                 105,857  1,173,805
    Groupe Open                                            1,158     34,552
#   Guerbet                                                2,490    224,088

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
FRANCE -- (Continued)
    Haulotte Group SA                                      4,122 $   72,564
    Havas SA                                              32,173    352,378
    Hermes International                                     706    357,599
*   ID Logistics Group                                       555     89,651
    Iliad SA                                               1,729    428,920
    Imerys SA                                              7,441    645,019
    Ingenico Group SA                                     16,896  1,772,311
    Interparfums SA                                        1,511     60,044
    Ipsen SA                                               4,514    577,768
    IPSOS                                                  8,610    297,347
    Jacquet Metal Service                                  3,625    101,307
#   JCDecaux SA                                            6,976    248,428
    Kaufman & Broad SA                                     1,287     55,768
    Kering                                                 2,244    784,326
    Korian SA                                              9,844    325,482
    L'Oreal SA                                             6,403  1,326,575
    Lagardere SCA                                         44,617  1,465,919
    Le Belier                                                885     47,728
    Le Noble Age                                           1,992    117,926
    Lectra                                                 3,273     94,132
    Legrand SA                                            15,592  1,077,058
#   Linedata Services                                      1,603     93,380
    LISI                                                   6,911    333,180
    LVMH Moet Hennessy Louis Vuitton SE                    8,614  2,163,738
    Maisons France Confort SA                                341     25,013
    Manitou BF SA                                          1,276     44,748
    Mersen SA                                              5,240    193,607
    Metropole Television SA                                9,864    238,662
    MGI Coutier                                            5,275    212,173
    Natixis SA                                           104,327    758,097
*   Naturex                                                1,182    119,972
#   Neopost SA                                            12,020    551,179
    Nexans SA                                             10,769    616,895
    Nexity SA                                              9,372    502,676
#*  Nicox                                                  4,090     59,596
*   NRJ Group                                              1,632     21,601
    Oeneo SA                                               5,816     64,835
#*  Onxeo SA                                               8,787     42,037
    Orange SA                                            256,370  4,313,906
#   Orange SA Sponsored ADR                                5,502     92,709
    Orpea                                                  5,933    680,355
#*  Parrot SA                                              2,851     33,854
    PCAS                                                   1,144     24,457
    Pernod Ricard SA                                       4,541    630,037
    Peugeot SA                                           106,886  2,299,195
#*  Pierre & Vacances SA                                   1,511     84,454
    Plastivaloire                                          4,200    108,020
    Publicis Groupe SA                                    12,985    981,879
    Publicis Groupe SA ADR                                 2,568     48,638
    Rallye SA                                              9,436    200,536
#   Remy Cointreau SA                                      2,062    237,195
    Renault SA                                            26,180  2,358,605
    Rexel SA                                              99,536  1,576,198

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
FRANCE -- (Continued)
#   Robertet SA                                               23 $   11,027
    Rothschild & Co.                                         710     26,406
    Rubis SCA                                             16,008  1,018,942
    Safran SA                                             10,693  1,011,672
    Sanofi                                                52,072  4,961,889
    Sanofi ADR                                            13,479    638,365
    Sartorius Stedim Biotech                               2,628    187,251
    Savencia SA                                            1,141    113,482
    Schneider Electric SE(4834108)                        14,928  1,171,597
    Schneider Electric SE(B11BPS1)                           523     41,166
    SCOR SE                                               31,176  1,314,874
    SEB SA                                                 5,053    898,950
    Seche Environnement SA                                   274     10,704
#*  Sequana SA                                             8,305      9,225
    SES SA                                                62,916  1,480,047
*   SFR Group SA                                           6,974    259,589
    Societe BIC SA                                         1,799    211,015
    Societe Generale SA                                   55,306  3,242,851
    Societe pour l'Informatique Industrielle                 411     10,936
    Sodexo SA                                              5,010    591,829
*   SOITEC                                                 1,173     74,476
*   Solocal Group                                        121,461    122,255
    Somfy SA                                               1,485    140,721
    Sopra Steria Group                                     5,790  1,001,294
    SPIE SA                                               19,269    541,602
*   Stallergenes Greer P.L.C.                                295     12,538
#*  Ste Industrielle d'Aviation Latecoere SA              22,608    116,365
    Stef SA                                                1,633    181,504
    STMicroelectronics NV(5962332)                       123,790  2,097,273
    STMicroelectronics NV(2430025)                         9,366    157,817
    Suez                                                  38,468    695,549
    Sword Group                                            1,885     77,417
    Synergie SA                                            3,073    145,608
    Tarkett SA                                            14,861    615,272
    Technicolor SA                                        48,316    175,648
    Teleperformance                                       13,825  1,926,273
    Television Francaise 1                                34,570    505,817
    Tessi SA                                                  65     11,910
    Thales SA                                              6,409    709,527
    Thermador Groupe                                         376     41,399
    Total Gabon                                              171     26,982
    Total SA                                             183,178  9,315,274
    Total SA Sponsored ADR                                15,997    810,562
    Trigano SA                                             2,537    333,621
*   Ubisoft Entertainment SA                              25,742  1,628,838
    Union Financiere de France BQE SA                        437     14,937
    Valeo SA                                              21,534  1,490,983
#*  Vallourec SA                                         111,308    658,454
#*  Valneva SE                                            11,308     39,361
    Veolia Environnement SA                               20,294    457,361
    Veolia Environnement SA ADR                            1,217     27,346
    Vetoquinol SA                                            636     39,526
    Vicat SA                                               5,312    388,067

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
FRANCE -- (Continued)
    Vilmorin & Cie SA                                      2,098 $    184,995
    Vinci SA                                              27,787    2,488,225
*   Virbac SA                                                604      107,805
    Vivendi SA                                           106,185    2,454,344
*   Worldline SA                                           9,358      380,322
    Zodiac Aerospace                                      19,709      563,631
                                                                 ------------
TOTAL FRANCE                                                      140,806,945
                                                                 ------------
GERMANY -- (5.2%)
    Aareal Bank AG                                        25,939    1,081,877
    Adidas AG                                              9,575    2,186,874
*   ADLER Real Estate AG                                   7,180      112,536
    ADO Properties SA                                      2,333      105,313
#*  ADVA Optical Networking SE                            10,850       82,634
#*  AIXTRON SE                                            21,060      187,409
    All for One Steeb AG                                     145       11,137
    Allgeier SE                                            1,169       31,317
    Allianz SE                                            26,218    5,588,577
    Allianz SE Sponsored ADR                              21,958      468,803
    Amadeus Fire AG                                        1,301      120,170
    Aurubis AG                                            10,005      890,674
#   Axel Springer SE                                      15,158      962,516
    BASF SE                                               66,555    6,336,032
    Basler AG                                                302       57,045
    Bauer AG                                               2,770       76,813
#   Bayer AG                                              31,971    4,049,484
#   Bayer AG Sponsored ADR                                   273       34,547
    Bayerische Motoren Werke AG                           40,593    3,729,661
    BayWa AG                                               4,933      182,547
    Bechtle AG                                             5,354      385,386
    Beiersdorf AG                                          2,329      255,582
#   Bertrandt AG                                           1,654      157,519
    Bijou Brigitte AG                                        671       46,458
#   Bilfinger SE                                          11,517      470,594
*   Biotest AG                                               717       23,342
    Borussia Dortmund GmbH & Co. KGaA                     22,429      158,619
    Brenntag AG                                           23,796    1,348,452
#   CANCOM SE                                              3,177      208,935
    Carl Zeiss Meditec AG                                  4,552      243,730
    CENIT AG                                               1,898       52,773
    CENTROTEC Sustainable AG                               4,512       99,858
    Cewe Stiftung & Co. KGAA                               2,110      186,713
    Comdirect Bank AG                                      5,462       68,890
*   Commerzbank AG                                       177,359    2,319,915
    CompuGroup Medical SE                                  5,778      344,215
*   Constantin Medien AG                                  11,404       25,087
    Continental AG                                        16,164    3,641,224
    Covestro AG                                           12,688      983,933
    CropEnergies AG                                        5,612       60,350
    CTS Eventim AG & Co. KGaA                             14,141      655,441
    Daimler AG                                           102,777    7,201,047
    Deutsche Bank AG(5750355)                            127,501    2,270,493
    Deutsche Bank AG(D18190898)                           45,969      820,087

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
GERMANY -- (Continued)
    Deutsche Beteiligungs AG                               3,211 $  151,274
    Deutsche Boerse AG                                     7,227    754,623
#   Deutsche EuroShop AG                                   7,588    316,001
    Deutsche Lufthansa AG                                 91,059  1,955,493
    Deutsche Pfandbriefbank AG                             3,768     49,647
    Deutsche Post AG                                      36,577  1,418,915
    Deutsche Telekom AG                                  449,901  8,219,120
    Deutsche Telekom AG Sponsored ADR                     13,453    245,517
    Deutsche Wohnen AG                                    26,253  1,040,366
    Deutz AG                                              26,774    198,765
*   Dialog Semiconductor P.L.C.                           20,448    891,064
    DIC Asset AG                                          10,099    108,909
    Diebold Nixdorf AG                                       514     43,752
    DMG Mori AG                                            4,898    289,260
    Dr Hoenle AG                                             675     28,498
    Draegerwerk AG & Co. KGaA                              1,073     87,301
    Drillisch AG                                           6,530    436,820
    Duerr AG                                               6,981    850,543
    E.ON SE                                              360,877  3,570,065
    Eckert & Ziegler AG                                    1,104     46,738
    Elmos Semiconductor AG                                 5,499    134,054
#   ElringKlinger AG                                       9,534    166,313
*   Euromicron AG                                          1,664     16,854
    Evonik Industries AG                                  22,116    753,217
*   Evotec AG                                             20,570    296,410
#   Fielmann AG                                            3,698    297,002
#*  First Sensor AG                                        2,116     34,742
    Francotyp-Postalia Holding AG Class A                  2,444     16,167
    Fraport AG Frankfurt Airport Services Worldwide        8,631    864,300
    Freenet AG                                            27,369    923,836
    Fresenius Medical Care AG & Co. KGaA                  23,921  2,255,761
    Fresenius SE & Co. KGaA                               19,971  1,685,646
    Fuchs Petrolub SE                                      4,183    220,036
#   GEA Group AG                                          22,423    911,297
    Gerresheimer AG                                       14,246  1,175,695
#   Gerry Weber International AG                          10,523    134,264
    Gesco AG                                                 852     27,008
#   GFT Technologies SE                                    2,895     53,814
    Grammer AG                                             4,289    243,686
    GRENKE AG                                              1,587    137,088
*   H&R GmbH & Co. KGaA                                    5,091     69,275
    Hamburger Hafen und Logistik AG                        9,227    258,058
    Hannover Rueck SE                                      5,455    688,523
*   Hapag-Lloyd AG                                         4,612    182,360
    HeidelbergCement AG                                   19,001  1,881,516
#*  Heidelberger Druckmaschinen AG                       114,455    389,721
    Hella KGaA Hueck & Co.                                14,875    786,552
    Henkel AG & Co. KGaA                                   1,651    207,711
*   Highlight Communications AG                            1,819     10,859
    Hochtief AG                                            3,713    662,747
#*  HolidayCheck Group AG                                 10,948     38,919
    Hornbach Baumarkt AG                                   2,247     83,529
    Hugo Boss AG                                          17,561  1,324,596

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
GERMANY -- (Continued)
    Indus Holding AG                                       5,097 $  381,488
    Infineon Technologies AG                              54,946  1,193,222
    Infineon Technologies AG ADR                           9,006    195,790
    Innogy SE                                             12,688    532,895
    Isra Vision AG                                           666    121,962
*   IVU Traffic Technologies AG                            3,512     16,821
    Jenoptik AG                                            9,812    270,340
#   K+S AG                                                61,082  1,588,325
    KION Group AG                                         18,062  1,567,299
    Kloeckner & Co. SE                                    31,651    349,944
    Koenig & Bauer AG                                      6,842    535,991
*   Kontron AG                                            22,194     91,400
#   Krones AG                                              3,137    390,301
    KWS Saat SE                                              510    207,174
    Lanxess AG                                            38,081  2,936,574
    LEG Immobilien AG                                     11,164  1,073,479
    Leifheit AG                                            2,456     97,266
    Leoni AG                                              11,125    658,027
    Linde AG                                               6,523  1,244,332
#*  LPKF Laser & Electronics AG                            3,217     35,032
#   MAN SE                                                 2,944    326,018
#*  Manz AG                                                1,498     59,439
#*  Medigene AG                                            4,033     49,069
    Merck KGaA                                             5,239    574,884
    Metro AG                                              42,865    481,690
*   Metro Wholesale & Food Specialist AG                  42,865    865,940
#   MLP AG                                                18,784    137,593
    MTU Aero Engines AG                                   14,421  2,113,452
    Muenchener Rueckversicherungs-Gesellschaft AG          8,927  1,917,514
    Nemetschek SE                                          5,354    415,470
    Nexus AG                                                 578     17,784
#*  Nordex SE                                              7,403    101,082
    Norma Group SE                                        17,679  1,072,116
    OHB SE                                                 1,662     59,561
    Osram Licht AG                                        18,719  1,559,935
#   paragon AG                                               760     55,199
*   Patrizia Immobilien AG                                16,700    301,681
    Pfeiffer Vacuum Technology AG                          1,830    310,334
    PNE Wind AG                                           23,742     74,372
    Progress-Werk Oberkirch AG                               401     20,411
#   ProSiebenSat.1 Media SE                               30,201  1,206,652
    Puma SE                                                  530    212,474
    QIAGEN NV                                             26,331    873,384
#   QSC AG                                                39,136     86,027
    Rational AG                                              908    570,168
    Rheinmetall AG                                        16,337  1,630,269
    RHOEN-KLINIKUM AG                                      9,064    285,236
#   RIB Software SE                                        7,112    127,055
    RTL Group SA                                           3,195    248,558
*   RWE AG                                               149,637  3,152,937
#   S&T AG                                                 5,727    100,112
#   SAF-Holland SA                                        13,512    238,747
    Salzgitter AG                                         12,444    558,296

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------ ------------
GERMANY -- (Continued)
    SAP SE                                               10,907 $  1,154,890
#   SAP SE Sponsored ADR                                  1,405      148,719
*   Schaltbau Holding AG                                  1,071       46,940
#   Secunet Security Networks AG                            213       25,221
#*  SGL Carbon SE                                         8,371      105,586
    SHW AG                                                2,751      115,861
    Siemens AG                                           38,516    5,226,682
*   Siltronic AG                                          2,705      294,147
    Sixt Leasing SE                                         887       21,013
#   Sixt SE                                               5,564      393,306
#   SMA Solar Technology AG                               2,401       87,074
    Software AG                                          10,498      459,005
    Stabilus SA                                           2,733      227,259
#   Stada Arzneimittel AG                                19,351    1,506,657
    Stroeer SE & Co. KGaA                                 9,211      593,838
    Suedzucker AG                                        24,338      519,456
#*  Suess MicroTec AG                                    10,755      155,457
    Surteco SE                                            2,688       79,310
    Symrise AG                                           11,407      798,669
    TAG Immobilien AG                                    28,319      464,683
    Takkt AG                                             12,175      298,954
*   Talanx AG                                            11,380      469,279
    Technotrans AG                                        1,262       62,085
*   Tele Columbus AG                                      7,505       86,138
#   Telefonica Deutschland Holding AG                    93,715      484,109
    ThyssenKrupp AG                                      17,889      531,329
    TLG Immobilien AG                                    13,141      285,011
*   Tom Tailor Holding SE                                12,205      102,366
    Traffic Systems SE                                      789       15,262
    Uniper SE                                            56,289    1,160,059
    United Internet AG                                   14,488      882,029
    VERBIO Vereinigte BioEnergie AG                      10,179      115,780
    Volkswagen AG                                         4,619      726,318
    Vonovia SE                                           16,718      677,486
*   Vossloh AG                                            2,541      169,004
    VTG AG                                                3,519      176,420
    Wacker Chemie AG                                      5,556      689,523
    Wacker Neuson SE                                     10,879      292,053
    Washtec AG                                            2,703      216,894
    Wirecard AG                                           3,504      268,156
    Wuestenrot & Wuerttembergische AG                     2,231       57,617
    XING AG                                                 643      188,962
*   Zalando SE                                            2,287      102,360
    Zeal Network SE                                       2,876       79,272
                                                                ------------
TOTAL GERMANY                                                    139,810,196
                                                                ------------
GREECE -- (0.0%)
    Aegean Airlines SA                                    1,506       14,734
*   Alpha Bank AE                                         1,555        3,727
*   FF Group                                              1,384       33,158
    Hellenic Exchanges - Athens Stock Exchange SA         3,515       22,132
    Hellenic Petroleum SA                                 4,268       39,463
    Hellenic Telecommunications Organization SA           9,041      115,290

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
GREECE -- (Continued)
*   HOLDING Co. ADMIE IPTO SA                                4,356 $   10,520
*   Intralot SA-Integrated Lottery Systems & Services       13,391     18,685
    JUMBO SA                                                 4,193     70,217
    Motor Oil Hellas Corinth Refineries SA                   2,271     51,133
*   Mytilineos Holdings SA                                   7,593     75,429
*   National Bank of Greece SA                               1,035        419
    OPAP SA                                                  6,092     70,100
*   Piraeus Bank SA                                            589        162
*   Public Power Corp. SA                                    4,356     11,521
    Titan Cement Co. SA                                      2,126     59,218
                                                                   ----------
TOTAL GREECE                                                          595,908
                                                                   ----------
HONG KONG -- (2.1%)
#*  13 Holdings, Ltd. (The)                                113,000     14,767
    Agritrade Resources, Ltd.                              165,000     40,564
    AIA Group, Ltd.                                        557,400  4,384,232
    Alco Holdings, Ltd.                                     86,000     22,221
    Allied Properties HK, Ltd.                             366,000     80,040
*   APAC Resources, Ltd.                                    44,000      5,625
#*  Applied Development Holdings, Ltd.                     415,000     28,146
    APT Satellite Holdings, Ltd.                           109,250     53,892
    Asia Financial Holdings, Ltd.                           72,000     39,430
    Asia Satellite Telecommunications Holdings, Ltd.         9,500      9,719
    Asia Standard International Group, Ltd.                 88,000     25,544
    Asian Growth Properties, Ltd.                           58,327     21,144
#   Asiasec Properties, Ltd.                                 3,900      1,042
    ASM Pacific Technology, Ltd.                            50,000    646,187
#*  Auto Italia Holdings                                   475,000      4,750
#   Bank of East Asia, Ltd. (The)                          112,455    481,045
    BeijingWest Industries International, Ltd.              74,000     13,539
    BOC Hong Kong Holdings, Ltd.                           323,500  1,590,479
    Bonjour Holdings, Ltd.                                 488,000     23,418
#   Bright Smart Securities & Commodities Group, Ltd.      182,000     53,722
*   Brightoil Petroleum Holdings, Ltd.                     977,000    253,870
*   Burwill Holdings, Ltd.                                 882,000     23,573
    Cafe de Coral Holdings, Ltd.                            74,000    238,185
    Cathay Pacific Airways, Ltd.                           447,000    700,343
    Century City International Holdings, Ltd.              320,000     30,266
    CGN Mining Co., Ltd.                                   475,000     38,260
    Cheung Kong Property Holdings, Ltd.                     56,200    454,479
*   China Best Group Holding, Ltd.                         760,000     10,501
*   China Energy Development Holdings, Ltd.              1,658,000     19,524
*   China Ever Grand Financial Leasing Group Co., Ltd.     500,000      3,969
    China Flavors & Fragrances Co., Ltd.                    84,000     25,261
*   China Healthcare Enterprise Group, Ltd.              1,400,000     23,679
#*  China LNG Group, Ltd.                                3,020,000     48,324
    China Metal International Holdings, Inc.                40,000     15,102
    China Motor Bus Co., Ltd.                                2,400     31,479
    China Power Clean Energy Development Co., Ltd.         100,000     62,149
*   China Soft Power Technology Holdings, Ltd.              83,954      1,277
*   China Star Entertainment, Ltd.                          30,000      1,997
*   China Strategic Holdings, Ltd.                       2,540,000     34,125
#   Chinese Estates Holdings, Ltd.                          85,000    142,920

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
HONG KONG -- (Continued)
*   Chinlink International Holdings, Ltd.                  179,600 $   26,195
    Chinney Investments, Ltd.                               48,000     24,252
    Chow Sang Sang Holdings International, Ltd.            103,000    240,518
    Chow Tai Fook Jewellery Group, Ltd.                    216,800    225,252
    Chuang's China Investments, Ltd.                       440,000     38,842
    Chuang's Consortium International, Ltd.                264,000     61,463
    CITIC Telecom International Holdings, Ltd.             627,000    190,887
    CK Hutchison Holdings, Ltd.                            269,200  3,542,433
    CK Infrastructure Holdings, Ltd.                        48,500    452,053
    CK Life Sciences Intl Holdings, Inc.                   806,000     65,942
    CLP Holdings, Ltd.                                      48,500    516,774
#   CMBC Capital Holdings, Ltd.                          1,300,000     62,414
*   CMMB Vision Holdings, Ltd.                             536,000     26,741
    CNQC International Holdings, Ltd.                      190,000     60,323
*   Common Splendor International Health Industry
      Group, Ltd.                                          388,000     29,299
#   Convenience Retail Asia, Ltd.                           38,000     18,910
#*  Convoy Global Holdings, Ltd.                         1,758,000     39,811
#   Cowell e Holdings, Inc.                                127,000     51,941
*   Crocodile Garments                                      99,000     12,671
    CSI Properties, Ltd.                                 1,700,000     90,290
    CW Group Holdings, Ltd.                                187,500     31,432
    Dah Sing Banking Group, Ltd.                           155,200    332,378
#   Dah Sing Financial Holdings, Ltd.                       64,400    455,689
    Dickson Concepts International, Ltd.                    30,500     11,514
    Dynamic Holdings, Ltd.                                  12,000     12,438
    Eagle Nice International Holdings, Ltd.                 62,000     25,620
    Emperor Capital Group, Ltd.                            726,000     64,951
    Emperor Entertainment Hotel, Ltd.                      145,000     38,045
    Emperor International Holdings, Ltd.                   556,000    214,857
*   Emperor Watch & Jewellery, Ltd.                        890,000     38,746
#*  Enerchina Holdings, Ltd.                             2,238,000     53,155
*   ENM Holdings, Ltd.                                     544,000     36,219
*   Esprit Holdings, Ltd.                                  387,800    191,080
#   Fairwood Holdings, Ltd.                                 14,000     57,892
    Far East Consortium International, Ltd.                561,140    309,377
*   Far East Holdings International, Ltd.                  117,000     10,315
#   FIH Mobile, Ltd.                                       878,000    293,361
    First Pacific Co., Ltd.                                606,000    453,528
*   First Shanghai Investments, Ltd.                       232,000     31,411
#   Fountain SET Holdings, Ltd.                            234,000     30,835
*   Freeman FinTech Corp., Ltd.                            580,000     37,099
#   Future Bright Holdings, Ltd.                            36,000      3,224
*   Future World Financial Holdings, Ltd.                   21,796        374
*   G-Resources Group, Ltd.                              8,475,000    110,649
    Galaxy Entertainment Group, Ltd.                       126,000    777,937
#*  GCL New Energy Holdings, Ltd.                        2,346,000    108,025
#   Genscript Biotech Corp.                                 68,000     36,345
    Get Nice Financial Group, Ltd.                          26,350      4,314
    Get Nice Holdings, Ltd.                              2,254,000     79,272
    Giordano International, Ltd.                           560,000    311,624
*   Global Brands Group Holding, Ltd.                    1,800,000    170,334
*   Good Resources Holdings, Ltd.                          630,000     33,410
#   Goodbaby International Holdings, Ltd.                  199,000     97,521

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
#   Great Eagle Holdings, Ltd.                               76,225 $  418,011
*   Ground International Development, Ltd.                   55,000     12,751
#   Guotai Junan International Holdings, Ltd.               802,000    246,904
    Haitong International Securities Group, Ltd.            395,498    227,934
    Hang Lung Group, Ltd.                                   177,000    672,332
    Hang Lung Properties, Ltd.                              220,000    547,159
    Hang Seng Bank, Ltd.                                     44,000    956,585
    Hanison Construction Holdings, Ltd.                       8,757      1,713
*   Hao Tian Development Group, Ltd.                        500,499     16,633
    Henderson Land Development Co., Ltd.                    124,322    718,548
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                  184,000    175,208
    HKBN, Ltd.                                              199,500    197,198
*   HKR International, Ltd.                                 240,000    133,269
    HKT Trust & HKT, Ltd.                                   788,000  1,032,251
    Hon Kwok Land Investment Co., Ltd.                       22,000     13,591
    Hong Kong & China Gas Co., Ltd.                         231,957    438,412
    Hong Kong Aircraft Engineering Co., Ltd.                  8,000     55,794
#   Hong Kong Exchanges & Clearing, Ltd.                     32,459    924,699
    Hong Kong Ferry Holdings Co., Ltd.                       18,000     21,010
*   Hong Kong Television Network, Ltd.                      114,000     39,089
#   Hongkong & Shanghai Hotels, Ltd. (The)                   46,000     81,769
    Hopewell Holdings, Ltd.                                 106,000    405,425
*   Hsin Chong Group Holdings, Ltd.                         620,000     20,837
    Hung Hing Printing Group, Ltd.                           84,000     17,840
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                                  498,000    191,094
    Hysan Development Co., Ltd.                              63,000    304,652
*   I-CABLE Communications, Ltd.                            252,000     17,399
    IGG, Inc.                                               190,000    319,629
*   Imagi International Holdings, Ltd.                       18,300      1,426
*   iOne Holdings, Ltd.                                     500,000     12,210
#   IPE Group, Ltd.                                         205,000     51,156
    IT, Ltd.                                                188,000     93,786
    ITC Properties Group, Ltd.                              166,520     64,972
#*  Jiayuan International Group, Ltd.                       128,000     81,583
    Johnson Electric Holdings, Ltd.                         129,000    458,388
    Karrie International Holdings, Ltd.                     338,000     53,593
    Kerry Logistics Network, Ltd.                           210,000    301,979
    Kerry Properties, Ltd.                                  138,000    483,588
    Kingmaker Footwear Holdings, Ltd.                       158,000     46,491
#   Kingston Financial Group, Ltd.                          774,000    269,325
    Kowloon Development Co., Ltd.                           123,000    135,493
    Kwoon Chung Bus Holdings, Ltd.                           22,000     13,090
    L'Occitane International SA                             112,500    260,070
    Lai Sun Development Co., Ltd.                         4,894,000    181,449
#*  Landing International Development, Ltd.              26,790,000    308,232
    Li & Fung, Ltd.                                       2,034,000    744,050
    Lifestyle International Holdings, Ltd.                  184,000    250,423
    Lippo China Resources, Ltd.                             810,000     29,017
    Lippo, Ltd.                                              58,000     34,889
    Liu Chong Hing Investment, Ltd.                          72,000    119,037
    Luk Fook Holdings International, Ltd.                   107,000    392,857
    Lung Kee Bermuda Holdings                                28,000     13,007
#*  Macau Legend Development, Ltd.                          657,000    113,393

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
HONG KONG -- (Continued)
    Man Wah Holdings, Ltd.                                 356,800 $  307,990
#*  Mason Group Holdings, Ltd.                           2,890,798     38,434
#   Master Glory Group, Ltd.                             3,956,942     54,089
    Melco International Development, Ltd.                  177,000    418,250
    Melco Resorts & Entertainment, Ltd. ADR                  3,081     62,236
#   MGM China Holdings, Ltd.                                66,000    129,858
    Microport Scientific Corp.                             101,000     79,600
#*  Midland Holdings, Ltd.                                 132,000     35,106
*   Midland IC&I, Ltd.                                      27,000      1,364
    Ming Fai International Holdings, Ltd.                  139,000     21,875
#   Miramar Hotel & Investment                              31,000     71,018
#*  Mongolian Mining Corp.                                 795,500     28,042
    MTR Corp., Ltd.                                         68,763    397,077
    NagaCorp, Ltd.                                         578,000    352,317
*   NetMind Financial Holdings, Ltd.                     6,304,000     29,830
*   NEW Concepts Holdings, Ltd.                             32,000     15,240
#*  New Sports Group, Ltd.                                 940,000      4,337
*   New Times Energy Corp., Ltd.                           572,000     18,077
    New World Development Co., Ltd.                        846,495  1,143,146
*   Newocean Energy Holdings, Ltd.                         292,000     86,309
*   Nine Express, Ltd.                                     588,000     21,426
    NWS Holdings, Ltd.                                     310,116    593,275
*   O Luxe Holdings, Ltd.                                  156,000     28,937
#   OP Financial Investments, Ltd.                         148,000     49,040
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                 180,000     22,797
*   Orient Overseas International, Ltd.                     77,500    721,245
#*  Pacific Basin Shipping, Ltd.                         1,372,000    299,782
*   Pacific Plywood Holdings, Ltd.                         400,000     23,032
    Pacific Textiles Holdings, Ltd.                        213,000    240,883
    Paliburg Holdings, Ltd.                                 86,000     36,749
#*  Paradise Entertainment, Ltd.                           132,000     17,247
    PCCW, Ltd.                                             887,000    498,829
#   Pico Far East Holdings, Ltd.                           308,000    126,952
    Playmates Holdings, Ltd.                               260,000     36,935
    Playmates Toys, Ltd.                                   300,000     51,051
    Polytec Asset Holdings, Ltd.                           110,000      9,503
    Power Assets Holdings, Ltd.                             52,500    520,000
    Prada SpA                                               41,400    147,789
    PT International Development Co., Ltd.                 264,000     17,914
*   Qianhai Health Holdings, Ltd.                          127,499      1,353
    Regal Hotels International Holdings, Ltd.               94,000     73,622
*   Regent Pacific Group, Ltd.                             540,000     20,021
#   Regina Miracle International Holdings, Ltd.             81,000     71,335
#*  Rentian Technology Holdings, Ltd.                      300,000     14,589
    SA SA International Holdings, Ltd.                     253,021     92,938
    Safety Godown Co., Ltd.                                  8,000     20,482
    Samsonite International SA                             231,900    971,136
    Sands China, Ltd.                                       56,400    261,217
    SAS Dragon Holdings, Ltd.                               48,000     14,194
#   SEA Holdings, Ltd.                                      46,000     54,168
*   SEEC Media Group, Ltd.                               1,320,000      6,079
    Shangri-La Asia, Ltd.                                  372,000    604,120
#   Shenwan Hongyuan HK, Ltd.                              120,000     45,222

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
HONG KONG -- (Continued)
*   Shun Tak Holdings, Ltd.                                502,000 $  216,491
*   Sincere Watch Hong Kong, Ltd.                          430,000      9,189
*   Singamas Container Holdings, Ltd.                      612,000     87,670
    Sino Land Co., Ltd.                                    331,110    546,090
    SITC International Holdings Co., Ltd.                  455,000    378,549
    Sitoy Group Holdings, Ltd.                              79,000     17,283
    SJM Holdings, Ltd.                                     607,000    606,837
    SmarTone Telecommunications Holdings, Ltd.             154,500    202,901
#   SMI Holdings Group, Ltd.                               176,799     92,846
*   SOCAM Development, Ltd.                                 40,000     12,127
*   Solartech International Holdings, Ltd.                 960,000     62,652
    Soundwill Holdings, Ltd.                                24,500     61,411
    Stella International Holdings, Ltd.                    154,000    263,949
#*  Summit Ascent Holdings, Ltd.                            92,000     20,819
    Sun Hung Kai & Co., Ltd.                               219,000    144,624
    Sun Hung Kai Properties, Ltd.                           94,000  1,454,392
*   Suncorp Technologies, Ltd.                           2,440,000      8,101
    Swire Pacific, Ltd. Class A                             60,500    602,831
    Swire Pacific, Ltd. Class B                            102,500    181,535
    Swire Properties, Ltd.                                  35,000    120,907
    TAI Cheung Holdings, Ltd.                               29,000     31,620
*   Talent Property Group, Ltd.                          1,200,000     14,742
    Tao Heung Holdings, Ltd.                                98,000     20,326
    Techtronic Industries Co., Ltd.                        286,500  1,273,003
    Television Broadcasts, Ltd.                             99,500    364,227
#   Texwinca Holdings, Ltd.                                272,000    165,014
    TK Group Holdings, Ltd.                                 38,000     15,547
*   Tom Group, Ltd.                                         54,000     13,282
#   Town Health International Medical Group, Ltd.          274,000     20,702
#   Tradelink Electronic Commerce, Ltd.                     54,000     10,227
    Transport International Holdings, Ltd.                  88,000    296,778
*   Trinity, Ltd.                                          262,000     15,092
*   TSC Group Holdings, Ltd.                                36,000      3,179
    Tsui Wah Holdings, Ltd.                                264,000     40,845
*   United Laboratories International Holdings, Ltd.
      (The)                                                338,000    211,845
*   Value Convergence Holdings, Ltd.                       148,000     24,617
#   Value Partners Group, Ltd.                              95,046     88,309
    Vantage International Holdings, Ltd.                    70,000     10,012
    Varitronix International, Ltd.                          89,000     47,520
    Vedan International Holdings, Ltd.                     124,000     14,598
    Victory City International Holdings, Ltd.              952,657     32,298
#   Vitasoy International Holdings, Ltd.                   184,000    393,201
#   VST Holdings, Ltd.                                     234,000     62,109
    VTech Holdings, Ltd.                                    32,200    465,750
    Wai Kee Holdings, Ltd.                                  22,000      9,978
    WH Group, Ltd.                                       1,227,000  1,150,486
    Wharf Holdings, Ltd. (The)                              83,000    705,470
    Wheelock & Co., Ltd.                                    93,000    700,801
    Win Hanverky Holdings, Ltd.                            114,000     16,041
*   Winfull Group Holdings, Ltd.                           984,000     24,683
    Wonderful Sky Financial Group Holdings, Ltd.            94,000     24,295
    Wynn Macau, Ltd.                                       127,600    275,692
    Xinyi Glass Holdings, Ltd.                             592,000    611,712

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
HONG KONG -- (Continued)
#   Yeebo International Holdings, Ltd.                      76,000 $    41,702
    Yue Yuen Industrial Holdings, Ltd.                     220,000     908,306
    Yugang International, Ltd.                           2,122,000      51,642
                                                                   -----------
TOTAL HONG KONG                                                     54,914,923
                                                                   -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.               167,317     302,335
    MOL Hungarian Oil & Gas P.L.C.                          14,533   1,259,520
    OTP Bank P.L.C.                                         19,097     710,674
    Richter Gedeon Nyrt                                      6,483     165,863
                                                                   -----------
TOTAL HUNGARY                                                        2,438,392
                                                                   -----------
INDIA -- (2.8%)
*   3M India, Ltd.                                             301      62,871
*   Aarti Industries                                         5,391      81,320
*   Aban Offshore, Ltd.                                     10,788      31,041
    ABB India, Ltd.                                          1,147      25,434
    Abbott India, Ltd.                                         863      60,206
    ACC, Ltd.                                                6,209     167,911
    Adani Enterprises, Ltd.                                 87,517     188,743
    Adani Ports & Special Economic Zone, Ltd.               60,077     371,466
*   Adani Power, Ltd.                                      329,698     171,820
*   Adani Transmissions, Ltd.                               91,808     178,426
*   Aditya Birla Capital, Ltd.                              46,198     111,521
*   Aditya Birla Fashion and Retail, Ltd.                   44,938     121,182
    Aegis Logistics, Ltd.                                   25,160      74,124
*   Ahluwalia Contracts India Ltd.                           1,883       8,214
    AIA Engineering, Ltd.                                    6,190     139,351
    Ajanta Pharma, Ltd.                                      5,082     110,675
    Akzo Nobel India, Ltd.                                   1,961      54,403
    Alembic Pharmaceuticals, Ltd.                           12,434     103,372
    Alembic, Ltd.                                           29,174      18,657
    Alkem Laboratories, Ltd.                                   806      22,879
*   Allahabad Bank                                          57,693      67,704
*   Allcargo Logistics, Ltd.                                23,113      61,887
    Amara Raja Batteries, Ltd.                               8,132     105,873
    Ambuja Cements, Ltd.                                    84,545     346,628
*   Amtek Auto, Ltd.                                        25,857      11,448
    Anant Raj, Ltd.                                         24,081      23,776
    Andhra Bank                                             65,564      58,541
*   Apar Industries, Ltd.                                    2,923      35,784
    APL Apollo Tubes, Ltd.                                   3,758      93,039
*   Apollo Hospitals Enterprise, Ltd.                        8,331     163,432
    Apollo Tyres, Ltd.                                      75,359     312,549
    Arcotech, Ltd.                                          11,460      18,120
    Arvind, Ltd.                                            39,673     225,996
    Asahi India Glass, Ltd.                                 12,252      55,785
    Ashok Leyland, Ltd.                                    214,682     365,201
    Ashoka Buildcon, Ltd.                                   15,083      43,671
    Asian Paints, Ltd.                                      13,815     250,638
    Astral Polytechnik, Ltd.                                 3,147      30,656
    Atul, Ltd.                                               2,759      94,741

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                53,699 $  601,421
    Avanti Feeds, Ltd.                                       925     23,609
    Axis Bank, Ltd.                                      119,724    971,317
    Bajaj Auto, Ltd.                                       7,256    317,971
    Bajaj Corp., Ltd.                                     10,692     66,620
    Bajaj Electricals, Ltd.                                8,289     42,114
    Bajaj Finance, Ltd.                                    7,380    196,098
    Bajaj Finserv, Ltd.                                    7,994    623,491
*   Bajaj Hindusthan Sugar, Ltd.                         134,537     33,234
    Bajaj Holdings & Investment, Ltd.                      6,813    256,936
    Balkrishna Industries, Ltd.                            9,665    246,255
*   Ballarpur Industries, Ltd.                            65,268     16,886
    Balmer Lawrie & Co., Ltd.                             10,464     40,935
    Balrampur Chini Mills, Ltd.                           42,550    108,954
    Banco Products India, Ltd.                             5,242     19,044
    Bank of Baroda                                        81,542    211,274
*   Bank of India                                         82,304    212,922
    Bata India, Ltd.                                       8,574     78,673
    BEML, Ltd.                                             2,801     75,497
    Berger Paints India, Ltd.                             25,429     98,309
    Bharat Electronics, Ltd.                              59,225    165,275
*   Bharat Financial Inclusion, Ltd.                      15,598    205,022
    Bharat Forge, Ltd.                                    25,855    462,430
    Bharat Heavy Electricals, Ltd.                       107,371    242,352
    Bharat Petroleum Corp., Ltd.                          31,751    233,083
    Bharti Airtel, Ltd.                                  158,967  1,040,232
    Bharti Infratel, Ltd.                                 34,492    215,137
    Biocon, Ltd.                                          33,603    202,018
    Birla Corp., Ltd.                                      5,807     86,131
    Bliss Gvs Pharma, Ltd.                                 9,386     24,047
    Blue Dart Express, Ltd.                                  632     41,940
    Blue Star, Ltd.                                        4,175     45,122
    Bodal Chemicals, Ltd.                                 20,599     58,753
    Bombay Dyeing & Manufacturing Co., Ltd.               20,027     25,945
    Bosch, Ltd.                                              268    101,149
*   Brigade Enterprises, Ltd.                             10,258     44,999
    Britannia Industries, Ltd.                             2,127    129,134
    Cadila Healthcare, Ltd.                               25,856    219,313
    Camlin Fine Sciences, Ltd.                            22,225     29,377
    Can Fin Homes, Ltd.                                    2,837    136,531
    Canara Bank                                           40,496    232,021
    Capital First, Ltd.                                    4,789     57,503
    Caplin Point Laboratories, Ltd.                        2,702     28,696
    Carborundum Universal, Ltd.                           11,787     62,476
    Care Ratings, Ltd.                                     3,625     91,306
    Castrol India, Ltd.                                   12,902     80,605
    CCL Products India, Ltd.                              16,974     75,133
    Ceat, Ltd.                                             5,780    168,853
*   Century Plyboards India, Ltd.                          8,829     40,663
    Century Textiles & Industries, Ltd.                    7,339    136,000
    Cera Sanitaryware, Ltd.                                  628     28,855
    CESC, Ltd.                                            12,413    182,551
*   CG Power and Industrial Solutions, Ltd.              101,328    134,122

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES VALUE++
                                                         ------ --------
INDIA -- (Continued)
    Chambal Fertilizers and Chemicals, Ltd.              42,813 $ 90,259
    Chennai Petroleum Corp., Ltd.                        10,823   65,287
*   Chennai Super Kings Cricket, Ltd.                    52,326      344
    Cholamandalam Investment and Finance Co., Ltd.        7,852  146,836
    Cipla, Ltd.                                          59,623  522,371
    City Union Bank, Ltd.                                47,207  132,427
    Clariant Chemicals India, Ltd.                        1,992   20,961
    Coal India, Ltd.                                      5,812   22,617
*   Coffee Day Enterprises, Ltd.                          2,756   10,505
    Colgate-Palmolive India, Ltd.                         9,310  156,837
    Container Corp. Of India, Ltd.                        9,096  162,053
    Coromandel International, Ltd.                       23,352  164,223
*   Corp. Bank                                           52,878   41,799
    Cox & Kings, Ltd.                                    26,469  117,048
    CRISIL, Ltd.                                          3,242   93,782
    Crompton Greaves Consumer Electricals, Ltd.          84,298  287,194
    Cummins India, Ltd.                                   2,779   42,761
    Cyient, Ltd.                                          9,656   78,992
    Dabur India, Ltd.                                    27,538  132,643
*   Dalmia Bharat, Ltd.                                   5,908  244,999
    DB Corp., Ltd.                                       11,138   65,279
    DCB Bank, Ltd.                                       64,935  197,711
    DCM Shriram, Ltd.                                    10,928   63,063
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.      12,703   71,046
    Deepak Nitrite, Ltd.                                  4,320   11,003
    Delta Corp., Ltd.                                    20,512   54,502
*   DEN Networks, Ltd.                                   21,729   28,630
*   Dena Bank                                            48,612   25,875
    Dewan Housing Finance Corp., Ltd.                    55,951  398,415
    Dhampur Sugar Mills, Ltd.                            11,915   45,283
*   Dhanuka Agritech, Ltd.                                2,194   25,655
*   Dish TV India, Ltd.                                  76,676   99,441
*   Dishman Carbogen Amcis, Ltd.                          8,970   42,116
*   Divi's Laboratories, Ltd.                            24,708  259,102
*   DLF, Ltd.                                            84,200  253,182
    Dr Reddy's Laboratories, Ltd.                        11,918  441,025
#   Dr Reddy's Laboratories, Ltd. ADR                     2,000   73,180
    Dredging Corp. Of India, Ltd.                         2,109   20,580
    eClerx Services, Ltd.                                 7,573  153,533
    Edelweiss Financial Services, Ltd.                   85,655  273,128
    Eicher Motors, Ltd.                                     681  319,968
    EID Parry India, Ltd.                                20,048  105,613
    EIH, Ltd.                                            13,984   30,015
    Electrosteel Castings, Ltd.                          26,513   13,633
    Elgi Equipments, Ltd.                                 4,230   15,624
    Emami, Ltd.                                           8,222  142,333
    Engineers India, Ltd.                                42,236  104,544
*   Eros International Media, Ltd.                        5,701   19,679
    Escorts, Ltd.                                        16,670  173,859
    Essel Propack, Ltd.                                  20,056   76,887
*   Eveready Industries India, Ltd.                       7,458   35,776
    Exide Industries, Ltd.                               66,245  224,629
*   FDC, Ltd.                                             5,685   16,043

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES  VALUE++
                                                         ------- --------
INDIA -- (Continued)
    Federal Bank, Ltd.                                   292,868 $526,906
*   Federal-Mogul Goetze India, Ltd.                       1,619   13,620
    FIEM Industries, Ltd.                                  3,985   55,725
    Finolex Cables, Ltd.                                  13,524   98,389
    Finolex Industries, Ltd.                               8,421   79,859
*   Firstsource Solutions, Ltd.                           39,298   22,194
*   Fortis Healthcare, Ltd.                               42,985  104,165
*   Future Retail Ltd.                                    28,880  181,633
    Gabriel India, Ltd.                                   14,731   36,602
    GAIL India, Ltd.                                      78,447  460,194
    Garware Wall Ropes, Ltd.                               1,058   14,696
    Gateway Distriparks, Ltd.                             17,386   73,909
    Gati, Ltd.                                            10,050   18,949
    Gayatri Projects, Ltd.                                 7,563   19,891
    GE T&D India, Ltd.                                     3,174   19,487
    GHCL, Ltd.                                            13,044   47,979
    GIC Housing Finance, Ltd.                             10,571   85,238
    Gillette India, Ltd.                                     886   72,520
    GlaxoSmithKline Consumer Healthcare, Ltd.                677   57,772
    GlaxoSmithKline Pharmaceuticals, Ltd.                    766   28,556
    Glenmark Pharmaceuticals, Ltd.                        24,629  267,279
*   GMR Infrastructure, Ltd.                             588,736  172,006
    Godfrey Phillips India, Ltd.                           3,599   63,588
    Godrej Consumer Products, Ltd.                        13,892  224,549
*   Godrej Industries, Ltd.                               10,700  110,640
*   Godrej Properties, Ltd.                                9,451   76,460
    Granules India, Ltd.                                  26,265   55,777
    Graphite India, Ltd.                                  11,765   37,814
    Grasim Industries, Ltd.                               33,000  549,629
    Great Eastern Shipping Co., Ltd. (The)                15,077   93,048
    Greaves Cotton, Ltd.                                  25,009   62,768
    Greenply Industries, Ltd.                              6,636   28,159
    Grindwell Norton, Ltd.                                 1,988   13,208
    Gruh Finance, Ltd.                                    16,201  126,067
    Gujarat Alkalies & Chemicals, Ltd.                    11,084   68,645
*   Gujarat Fluorochemicals, Ltd.                          9,195  111,374
    Gujarat Gas, Ltd.                                      6,146   73,087
    Gujarat Industries Power Co., Ltd.                     5,497   10,957
    Gujarat Mineral Development Corp., Ltd.               30,521   67,572
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.  10,666   49,621
    Gujarat Pipavav Port, Ltd.                            18,330   42,274
    Gujarat State Petronet, Ltd.                          46,273  141,364
    Gulf Oil Lubricants India, Ltd.                        1,904   24,042
*   Hathway Cable & Datacom, Ltd.                         70,416   35,688
    Hatsun Agro Products, Ltd.                             3,626   35,448
    Havells India, Ltd.                                   16,399  120,878
*   HCL Infosystems, Ltd.                                 43,017   32,453
    HCL Technologies, Ltd.                                67,727  941,180
*   HeidelbergCement India, Ltd.                          18,374   36,943
    Heritage Foods, Ltd.                                   2,570   49,963
    Hero MotoCorp, Ltd.                                    4,818  274,681
    Hexaware Technologies, Ltd.                           37,583  153,821
*   Himachal Futuristic Communications, Ltd.              98,725   27,999

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
INDIA -- (Continued)
    Himadri Speciality Chemical, Ltd.                     23,238 $   31,279
    Himatsingka Seide, Ltd.                               16,762     92,383
    Hindalco Industries, Ltd.                            203,932    699,523
*   Hindustan Construction Co., Ltd.                     119,844     76,544
    Hindustan Petroleum Corp., Ltd.                       57,887    345,382
    Hindustan Unilever, Ltd.                              13,400    242,370
*   Housing Development & Infrastructure, Ltd.           104,690    141,492
    Housing Development Finance Corp., Ltd.               51,095  1,423,730
    HSIL, Ltd.                                             8,539     50,189
    HT Media, Ltd.                                        23,621     33,886
    Huhtamaki PPL, Ltd.                                    2,983     11,771
    I G Petrochemicals, Ltd.                               1,507     11,016
    ICICI Bank, Ltd.                                      96,215    453,053
    ICICI Bank, Ltd. Sponsored ADR                        28,050    261,145
*   IDBI Bank, Ltd.                                      149,855    139,301
    Idea Cellular, Ltd.                                  482,828    694,197
*   IFCI, Ltd.                                           257,288    108,270
    Igarashi Motors India, Ltd.                              691     10,877
    IIFL Holdings, Ltd.                                   28,342    263,061
*   IL&FS Transportation Networks, Ltd.                   26,355     37,692
    India Cements, Ltd. (The)                             52,326    167,016
    Indiabulls Housing Finance, Ltd.                      87,022  1,596,299
*   Indiabulls Real Estate, Ltd.                          73,206    258,469
    Indiabulls Ventures, Ltd.                              9,898     29,267
    Indian Bank                                           29,618    144,146
    Indian Hotels Co., Ltd.                               67,748    131,474
    Indian Hume Pipe Co., Ltd.                             6,838     58,854
    Indian Oil Corp., Ltd.                                36,466    208,390
*   Indian Overseas Bank                                 104,415     40,692
    Indo Count Industries, Ltd.                           20,285     46,954
    Indraprastha Gas, Ltd.                                 8,455    155,341
    IndusInd Bank, Ltd.                                   11,587    296,072
    INEOS Styrolution India, Ltd.                            753     12,888
    Infosys, Ltd.                                        147,453  2,326,266
    Infosys, Ltd. Sponsored ADR                           28,800    455,040
    Ingersoll-Rand India, Ltd.                             2,105     28,163
*   Inox Leisure, Ltd.                                    13,855     55,234
*   Inox Wind, Ltd.                                        7,170     15,344
    InterGlobe Aviation, Ltd.                              4,167     83,713
    Ipca Laboratories, Ltd.                                8,637     64,603
    IRB Infrastructure Developers, Ltd.                   46,610    164,246
    ITC, Ltd.                                             92,642    411,655
    ITD Cementation India, Ltd.                           11,342     29,152
    J Kumar Infraprojects, Ltd.                           11,676     52,541
*   Jagran Prakashan, Ltd.                                29,923     82,098
    Jai Corp., Ltd.                                       15,986     21,347
    Jain Irrigation Systems, Ltd.                         99,382    164,288
*   Jaiprakash Associates, Ltd.                          488,899    223,469
*   Jaiprakash Power Ventures, Ltd.                      147,489     17,126
    Jammu & Kashmir Bank, Ltd. (The)                      91,753    119,327
    Jamna Auto Industries, Ltd.                            4,812     19,282
    Jayant Agro-Organics, Ltd.                             1,882     30,682
*   Jaypee Infratech, Ltd.                                75,399     25,695

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
INDIA -- (Continued)
    JB Chemicals & Pharmaceuticals, Ltd.                   3,801 $   18,348
    JBF Industries, Ltd.                                   5,472     17,904
*   Jet Airways India, Ltd.                                3,825     35,469
    Jindal Poly Films, Ltd.                                4,651     27,343
    Jindal Saw, Ltd.                                      38,086     61,305
*   Jindal Stainless Hisar, Ltd.                          17,122     43,341
*   Jindal Steel & Power, Ltd.                            91,957    219,042
*   JITF Infralogistics, Ltd.                              1,711      1,199
    JK Cement, Ltd.                                        3,829     60,295
    JK Lakshmi Cement, Ltd.                                4,304     30,873
    JK Paper, Ltd.                                         6,407      9,733
    JK Tyre & Industries, Ltd.                            27,061     68,086
    JM Financial, Ltd.                                    89,356    167,592
    Johnson Controls-Hitachi Air Conditioning India,
      Ltd.                                                 1,423     44,845
    JSW Energy, Ltd.                                     134,833    147,102
*   JSW Holdings, Ltd.                                       476     12,895
    JSW Steel, Ltd.                                      321,170  1,106,462
    Jubilant Foodworks, Ltd.                               8,255    168,441
    Jubilant Life Sciences, Ltd.                          26,071    290,679
*   Just Dial, Ltd.                                       13,169     77,563
    Jyothy Laboratories, Ltd.                              8,358     48,095
    Kajaria Ceramics, Ltd.                                16,836    178,388
*   Kalpataru Power Transmission, Ltd.                    11,111     59,925
    Kalyani Steels, Ltd.                                   6,311     43,512
    Kansai Nerolac Paints, Ltd.                           17,289    122,335
    Karnataka Bank, Ltd. (The)                            53,706    128,869
    Karur Vysya Bank, Ltd. (The)                          41,691     91,257
*   Kaveri Seed Co., Ltd.                                 12,192    131,509
*   KCP, Ltd.                                             15,409     24,880
    KEC International, Ltd.                               23,615    112,463
    KEI Industries, Ltd.                                   8,195     29,623
    Kirloskar Brothers, Ltd.                               5,025     19,284
    Kirloskar Oil Engines, Ltd.                              907      5,641
    Kitex Garments, Ltd.                                   5,711     23,293
*   KNR Constructions, Ltd.                                3,325     10,932
    Kolte-Patil Developers, Ltd.                           7,629     20,056
    Kotak Mahindra Bank, Ltd.                             15,898    253,581
    KPIT Technologies, Ltd.                               51,243    101,925
    KPR Mill, Ltd.                                         6,756     83,394
*   KRBL, Ltd.                                            22,183    158,774
    Kwality, Ltd.                                         16,088     36,507
    L&T Finance Holdings, Ltd.                           130,728    356,285
    Lakshmi Machine Works, Ltd.                              539     49,713
    Lakshmi Vilas Bank, Ltd. (The)                        24,560     68,508
    Larsen & Toubro, Ltd.                                 22,601    420,336
    LG Balakrishnan & Bros, Ltd.                             995     11,650
    LIC Housing Finance, Ltd.                             75,083    806,173
    Linde India, Ltd.                                      1,567     10,657
    LT Foods, Ltd.                                        27,391     30,100
    Lupin, Ltd.                                           13,464    216,390
    Magma Fincorp, Ltd.                                   28,708     75,244
    Maharashtra Seamless, Ltd.                             9,479     59,358
    Mahindra & Mahindra Financial Services, Ltd.          54,883    342,682

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES  VALUE++
                                                         ------- --------
INDIA -- (Continued)
    Mahindra & Mahindra, Ltd.                             41,982 $919,866
*   Mahindra CIE Automotive, Ltd.                         19,952   77,792
    Mahindra Holidays & Resorts India, Ltd.               16,619  106,136
    Mahindra Lifespace Developers, Ltd.                    5,457   35,808
    Man Infraconstruction, Ltd.                           22,902   23,167
    Manappuram Finance, Ltd.                             142,890  237,602
*   Mangalore Refinery & Petrochemicals, Ltd.             40,362   77,845
    Marico, Ltd.                                          54,062  280,720
    Marksans Pharma, Ltd.                                 42,845   28,330
    Maruti Suzuki India, Ltd.                              2,847  343,653
    Max Financial Services, Ltd.                          15,722  149,246
*   MAX India, Ltd.                                       21,042   49,030
*   Max Ventures & Industries, Ltd.                        4,208    5,442
    Mayur Uniquoters, Ltd.                                 2,080   11,712
    McLeod Russel India, Ltd.                             21,709   59,327
    Meghmani Organics, Ltd.                               33,015   26,745
    Mercator, Ltd.                                        30,039   19,101
    Minda Corp., Ltd.                                      9,569   15,705
    Minda Industries, Ltd.                                 7,537   93,092
    MindTree, Ltd.                                        37,293  276,905
    Mirza International, Ltd.                             11,205   27,076
    MOIL, Ltd.                                            14,489   79,737
    Monsanto India, Ltd.                                     299   12,748
*   Motherson Sumi Systems, Ltd.                          35,175  178,288
    Motilal Oswal Financial Services, Ltd.                 5,363   89,187
    Mphasis, Ltd.                                         19,311  181,217
*   MPS, Ltd.                                              1,144   10,333
    MRF, Ltd.                                                329  354,254
    Muthoot Finance, Ltd.                                 23,563  174,198
    Natco Pharma, Ltd.                                     6,410   97,675
    National Aluminium Co., Ltd.                         164,533  179,467
    Nava Bharat Ventures, Ltd.                            16,934   36,296
    Navin Fluorine International, Ltd.                     1,510   16,371
*   Navkar Corp., Ltd.                                     4,480   14,166
    Navneet Education, Ltd.                               39,922  102,166
    NBCC India, Ltd.                                       7,025   22,895
    NCC, Ltd.                                            116,904  162,450
*   NESCO, Ltd.                                              869   33,270
    Nestle India, Ltd.                                     1,474  155,435
    Neuland Laboratories, Ltd.                               686   15,435
    NHPC, Ltd.                                           138,291   65,510
    NIIT Technologies, Ltd.                               10,275   82,073
*   NIIT, Ltd.                                            25,692   39,141
    Nilkamal, Ltd.                                         1,276   37,218
    NOCIL, Ltd.                                            9,619   21,638
    NTPC, Ltd.                                            56,142  143,590
*   Oberoi Realty, Ltd.                                   21,116  126,315
*   OCL India, Ltd.                                        2,243   43,043
    Oil & Natural Gas Corp., Ltd.                         38,013  100,149
    Oil India, Ltd.                                       20,875   94,682
    Omaxe, Ltd.                                           12,587   40,123
    Oracle Financial Services Software, Ltd.               1,158   65,726
    Orient Cement Ltd.                                    11,985   29,131

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
INDIA -- (Continued)
    Orient Paper & Industries, Ltd.                        9,394 $   14,661
    Oriental Bank of Commerce                             29,982     68,931
    Page Industries, Ltd.                                    395    101,062
*   Patel Engineering, Ltd.                               14,724     18,915
    PC Jeweller, Ltd.                                     24,124     96,224
    Persistent Systems, Ltd.                               7,028     70,917
    Petronet LNG, Ltd.                                    89,138    281,753
    Pfizer, Ltd.                                           1,742     48,704
    Phillips Carbon Black, Ltd.                            2,479     22,542
    Phoenix Mills, Ltd. (The)                              6,886     52,486
    PI Industries, Ltd.                                    9,937    118,300
    Pidilite Industries, Ltd.                              9,967    123,226
    Piramal Enterprises, Ltd.                             12,346    568,386
*   Polaris Consulting & Services, Ltd.                      554      1,995
    Poly Medicure, Ltd.                                    3,192     11,019
    Polyplex Corp., Ltd.                                   1,768     12,733
    Power Finance Corp., Ltd.                            216,853    420,661
    Power Grid Corp. of India, Ltd.                       42,790    148,670
    Prabhat Dairy, Ltd.                                    9,482     19,511
*   Praj Industries, Ltd.                                 23,067     27,747
*   Prakash Industries, Ltd.                              18,009     39,992
*   Prestige Estates Projects, Ltd.                       32,420    135,896
    Procter & Gamble Hygiene & Health Care, Ltd.           1,013    127,104
    PTC India Financial Services, Ltd.                    58,589     36,697
    PTC India, Ltd.                                       62,370    117,439
*   Punjab National Bank                                  65,184    165,161
    PVR, Ltd.                                              6,749    141,220
    Radico Khaitan, Ltd.                                  16,295     35,771
    Rain Industries, Ltd.                                 41,827     84,559
    Rajesh Exports, Ltd.                                  24,542    272,337
    Rallis India, Ltd.                                    14,400     54,153
    Ramco Cements, Ltd. (The)                             17,863    189,403
    Ramco Industries, Ltd.                                 2,786     10,053
    Ramkrishna Forgings, Ltd.                              1,314     10,839
    Rane Holdings, Ltd.                                      396     10,511
    Rashtriya Chemicals & Fertilizers, Ltd.               46,747     63,436
*   Ratnamani Metals & Tubes, Ltd.                         3,384     43,244
*   RattanIndia Power, Ltd.                              183,153     18,983
    Raymond, Ltd.                                          8,074     99,473
    Redington India, Ltd.                                 62,177    145,028
    Relaxo Footwears, Ltd.                                 2,790     20,708
    Reliance Capital, Ltd.                                39,642    445,802
*   Reliance Communications, Ltd.                        206,334     84,371
*   Reliance Defence and Engineering, Ltd.                36,617     35,464
    Reliance Industries, Ltd.                             71,796  1,807,592
    Reliance Infrastructure, Ltd.                         19,657    161,773
*   Reliance Power, Ltd.                                 179,289    126,165
    Repco Home Finance, Ltd.                               5,669     65,841
*   Rolta India, Ltd.                                     20,833     18,882
    Rural Electrification Corp., Ltd.                    243,603    663,694
    Sadbhav Engineering, Ltd.                             16,560     75,655
*   Sagar Cements, Ltd.                                    1,007     13,184
    Sanghvi Movers, Ltd.                                   5,099     18,537

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES  VALUE++
                                                         ------- --------
INDIA -- (Continued)
    Sanofi India, Ltd.                                     1,783 $119,462
    Schaeffler India, Ltd.                                   797   56,277
*   Sequent Scientific, Ltd.                               6,658   12,808
    Sharda Cropchem, Ltd.                                  8,549   63,130
    Shilpa Medicare, Ltd.                                  1,828   18,833
*   Shipping Corp. of India, Ltd.                         33,640   43,343
    Shree Cement, Ltd.                                       484  141,493
    Shriram City Union Finance, Ltd.                       4,454  158,757
    Shriram Transport Finance Co., Ltd.                   23,823  380,216
*   Sical Logistics, Ltd.                                  2,839   11,435
    Siemens, Ltd.                                          3,779   85,320
    Simplex Infrastructures, Ltd.                          3,583   26,882
    Sintex Industries, Ltd.                              114,349   66,402
*   Sintex Plastics Technology, Ltd.                     114,349  152,314
*   Siyaram Silk Mills, Ltd.                                 661   21,498
    SJVN, Ltd.                                            83,096   43,142
    SKF India, Ltd.                                        1,755   42,755
    Skipper, Ltd.                                          6,465   23,184
    SML ISUZU, Ltd.                                        1,708   29,855
    Sobha, Ltd.                                            8,675   54,076
    Solar Industries India, Ltd.                           3,502   48,735
    Somany Ceramics, Ltd.                                  1,346   16,782
    Sonata Software, Ltd.                                  9,333   24,289
    South Indian Bank, Ltd. (The)                        273,597  129,048
    SREI Infrastructure Finance, Ltd.                     81,613  148,798
    SRF, Ltd.                                              4,481  106,047
*   Star Cement, Ltd.                                      7,554   14,955
    State Bank of India                                   93,438  455,437
*   Steel Authority of India, Ltd.                       181,378  178,874
    Sterlite Technologies, Ltd.                           52,825  173,874
    Strides Shasun, Ltd.                                  13,639  224,537
    Subros, Ltd.                                           6,254   23,165
    Sudarshan Chemical Industries, Ltd.                    4,099   26,495
    Sun Pharmaceutical Industries, Ltd.                   79,123  654,045
    Sun TV Network, Ltd.                                  29,483  359,487
    Sundaram Finance, Ltd.                                 4,906  128,648
    Sundram Fasteners, Ltd.                               13,749   88,517
    Sunteck Realty, Ltd.                                   7,134   25,505
    Suprajit Engineering, Ltd.                             4,327   19,840
    Supreme Industries, Ltd.                               5,433   94,269
    Supreme Petrochem, Ltd.                                9,100   49,460
    Surya Roshni, Ltd.                                     5,070   22,233
    Sutlej Textiles and Industries, Ltd.                     183    2,555
*   Suzlon Energy, Ltd.                                  607,473  179,404
    Swaraj Engines, Ltd.                                     624   20,423
    Symphony, Ltd.                                         2,169   48,675
*   Syndicate Bank                                        67,528   77,478
    TAKE Solutions, Ltd.                                   8,984   20,802
    Tamil Nadu Newsprint & Papers, Ltd.                    7,086   41,001
    Tata Chemicals, Ltd.                                  13,903  134,063
    Tata Communications, Ltd.                             12,919  135,233
    Tata Consultancy Services, Ltd.                       10,370  403,222
    Tata Elxsi, Ltd.                                       2,397   65,316

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
INDIA -- (Continued)
    Tata Global Beverages, Ltd.                    108,936 $  288,894
*   Tata Motors, Ltd.                              135,105    935,907
    Tata Motors, Ltd. Sponsored ADR                  2,004     69,018
    Tata Power Co., Ltd. (The)                     176,417    225,518
    Tata Steel, Ltd.                                71,318    630,926
*   Tata Teleservices Maharashtra, Ltd.            144,337     17,436
    TCI Express, Ltd.                                3,754     31,960
    Tech Mahindra, Ltd.                             75,536    453,205
    Techno Electric & Engineering Co., Ltd.          9,125     51,855
    Texmaco Rail & Engineering, Ltd.                14,686     21,408
    Thermax, Ltd.                                    5,959     80,596
    Thomas Cook India, Ltd.                         19,155     67,230
    Time Technoplast, Ltd.                          26,268     67,020
    Timken India, Ltd.                               1,416     15,880
    Titagarh Wagons, Ltd.                            7,032     13,392
    Titan Co., Ltd.                                 11,477     97,289
    Torrent Pharmaceuticals, Ltd.                    8,398    172,084
    Torrent Power, Ltd.                             17,607     49,780
    Transport Corp. of India, Ltd.                   7,507     36,855
    Trident, Ltd.                                   44,370     57,209
*   Triveni Engineering & Industries, Ltd.          43,176     54,364
    Triveni Turbine, Ltd.                            9,284     20,583
    TTK Prestige, Ltd.                                 207     20,561
    Tube Investments of India, Ltd.                 17,617    214,417
*   TV18 Broadcast, Ltd.                           162,424    101,225
    TVS Motor Co., Ltd.                             26,131    236,996
*   TVS Srichakra, Ltd.                                649     36,503
*   UCO Bank                                        84,585     43,802
    Uflex, Ltd.                                     11,771     81,518
    UFO Moviez India, Ltd.                           1,984     11,609
    Ultratech Cement, Ltd.                           2,714    171,916
    Unichem Laboratories, Ltd.                       9,296     38,296
*   Union Bank of India                             53,712    132,577
*   Unitech, Ltd.                                  644,762     87,967
    United Breweries, Ltd.                           8,287    105,288
*   United Spirits, Ltd.                             3,002    118,570
    UPL, Ltd.                                       63,908    871,200
    V-Guard Industries, Ltd.                        29,973     84,101
    VA Tech Wabag, Ltd.                              7,430     70,545
    Vakrangee Ltd.                                  19,729    135,497
*   Vardhman Textiles, Ltd.                          5,504    104,929
    Vedanta, Ltd.                                  261,778  1,140,373
    Vedanta, Ltd. ADR                                3,300     58,080
    Venky's India, Ltd.                                857     28,223
*   Videocon Industries, Ltd.                       24,504      9,468
    Vijaya Bank                                     78,774     86,000
    Vinati Organics, Ltd.                            4,112     66,305
    VIP Industries, Ltd.                            14,795     39,658
    Voltas, Ltd.                                    19,396    152,592
    VRL Logistics, Ltd.                              8,185     41,502
    VST Industries, Ltd.                               666     31,985
*   VST Tillers Tractors, Ltd.                         349     11,954
    WABCO India, Ltd.                                  303     25,865

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                     SHARES     VALUE++
                                                   ---------- -----------
INDIA -- (Continued)
    Welspun Corp., Ltd.                                22,856 $    46,225
*   Welspun Enterprises, Ltd.                          12,196      25,849
    Welspun India, Ltd.                                92,695     118,876
*   Whirlpool of India, Ltd.                            3,908      71,429
    Wipro, Ltd.                                       106,110     477,555
    Wockhardt, Ltd.                                     7,145      67,677
    Yes Bank, Ltd.                                     47,652   1,345,778
    Zee Entertainment Enterprises, Ltd.                46,659     392,783
    Zensar Technologies, Ltd.                           3,695      46,158
                                                              -----------
TOTAL INDIA                                                    75,089,417
                                                              -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                   2,023,900     168,696
    Adaro Energy Tbk PT                             4,731,200     633,643
    Adhi Karya Persero Tbk PT                         486,095      80,940
    Agung Podomoro Land Tbk PT                      1,187,400      19,961
    AKR Corporindo Tbk PT                             334,200     173,067
    Alam Sutera Realty Tbk PT                       3,082,000      74,494
*   Aneka Tambang Persero Tbk PT                    2,326,546     120,466
    Astra Agro Lestari Tbk PT                         112,300     124,095
    Astra International Tbk PT                      1,279,300     765,465
*   Asuransi Kresna Mitra Tbk PT                      301,300      15,721
    Bank Bukopin Tbk                                  596,700      26,630
    Bank Central Asia Tbk PT                          396,300     556,424
    Bank Danamon Indonesia Tbk PT                     628,000     268,544
    Bank Mandiri Persero Tbk PT                       598,000     612,100
    Bank Negara Indonesia Persero Tbk PT              693,000     387,189
*   Bank Pan Indonesia Tbk PT                       1,041,900      84,818
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT                                        1,042,800     161,989
    Bank Pembangunan Daerah Jawa Timur Tbk PT         877,600      41,477
*   Bank Permata Tbk PT                               905,805      47,936
    Bank Rakyat Indonesia Persero Tbk PT              759,500     841,504
    Bank Tabungan Negara Persero Tbk PT             1,284,600     250,646
*   Barito Pacific Tbk PT                           1,519,200     189,864
    Bekasi Fajar Industrial Estate Tbk PT           1,149,700      26,746
    Blue Bird Tbk PT                                  116,900      41,946
    Bumi Serpong Damai Tbk PT                       1,496,600     201,019
*   Bumi Teknokultura Unggul Tbk PT                   300,400      24,354
    Charoen Pokphand Indonesia Tbk PT                 915,600     183,367
    Ciputra Development Tbk PT                      3,530,747     274,279
*   Citra Marga Nusaphala Persada Tbk PT              111,012      11,200
*   Delta Dunia Makmur Tbk PT                       1,960,200     116,981
    Dharma Satya Nusantara Tbk PT                     534,500      18,871
*   Eagle High Plantations Tbk PT                   3,170,000      51,854
    Elnusa Tbk PT                                     943,300      18,978
    Gajah Tunggal Tbk PT                              388,100      27,943
*   Garuda Indonesia Persero Tbk PT                 1,664,100      43,238
    Global Mediacom Tbk PT                          2,862,300     111,640
    Gudang Garam Tbk PT                                29,700     169,691
*   Hanson International Tbk PT                    10,987,700     107,210
*   Harum Energy Tbk PT                               211,400      34,922
    Holcim Indonesia Tbk PT                           311,600      18,250
    Indah Kiat Pulp & Paper Corp. Tbk PT              694,100     144,328

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES   VALUE++
                                                   --------- --------
INDONESIA -- (Continued)
*   Indika Energy Tbk PT                             312,300 $ 19,336
    Indo Tambangraya Megah Tbk PT                    133,100  199,791
    Indocement Tunggal Prakarsa Tbk PT               205,100  269,223
    Indofood CBP Sukses Makmur Tbk PT                114,400   71,672
    Indofood Sukses Makmur Tbk PT                    943,500  592,995
    Indosat Tbk PT                                    80,800   39,420
    Intiland Development Tbk PT                    1,947,500   58,761
    Japfa Comfeed Indonesia Tbk PT                 1,547,500  135,256
    Jasa Marga Persero Tbk PT                        283,904  124,646
    Kalbe Farma Tbk PT                               806,600  104,974
    Kawasan Industri Jababeka Tbk PT               1,296,610   30,941
    KMI Wire & Cable Tbk PT                          282,600   10,268
*   Krakatau Steel Persero Tbk PT                  1,204,811   53,794
*   Kresna Graha Investama Tbk PT                  1,255,700   39,581
    Link Net Tbk PT                                  139,400   52,848
*   Lippo Cikarang Tbk PT                            119,200   39,281
    Lippo Karawaci Tbk PT                          4,293,000  230,341
    Matahari Department Store Tbk PT                 278,200  264,486
*   Matahari Putra Prima Tbk PT                      381,500   18,326
    Mayora Indah Tbk PT                              698,700   97,303
*   Medco Energi Internasional Tbk PT                459,300   91,703
    Media Nusantara Citra Tbk PT                   1,025,900  138,508
    Mitra Adiperkasa Tbk PT                          291,200  137,676
    Mitra Keluarga Karyasehat Tbk PT                 154,900   26,038
*   MNC Investama Tbk PT                           6,418,300   52,501
    Modernland Realty Tbk PT                       2,090,900   43,624
    Multipolar Tbk PT                              3,130,100   48,882
    Nippon Indosari Corpindo Tbk PT                  290,900   27,293
*   Nusantara Infrastructure Tbk PT                2,713,100   27,485
    Pakuwon Jati Tbk PT                            4,516,000  240,557
    Pan Brothers Tbk PT                              858,500   32,538
*   Panin Financial Tbk PT                         4,680,600   87,786
    Pembangunan Perumahan Persero Tbk PT             432,863   98,490
    Perusahaan Gas Negara Persero Tbk                891,300  150,498
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                               995,700  105,310
    PP Properti Tbk PT                             2,895,600   45,204
    Ramayana Lestari Sentosa Tbk PT                  579,100   41,075
    Salim Ivomas Pratama Tbk PT                      864,100   33,080
    Sawit Sumbermas Sarana Tbk PT                    821,900   90,363
*   Sekawan Intipratama Tbk PT                       253,200      589
    Selamat Sempurna Tbk PT                          205,700   17,372
    Semen Baturaja Persero Tbk PT                    971,200  240,545
    Semen Indonesia Persero Tbk PT                   516,000  385,138
*   Sentul City Tbk PT                             4,119,800   28,444
*   Siloam International Hospitals Tbk PT             44,437   32,184
    Sri Rejeki Isman Tbk PT                        2,325,400   58,951
*   Sugih Energy Tbk PT                            2,199,900    8,255
    Summarecon Agung Tbk PT                        1,438,400  105,755
    Surya Citra Media Tbk PT                         580,300  102,778
    Surya Semesta Internusa Tbk PT                 1,315,300   67,647
    Tambang Batubara Bukit Asam Persero Tbk PT       239,600  235,525
    Telekomunikasi Indonesia Persero Tbk PT          386,400  135,808
    Telekomunikasi Indonesia Persero Tbk PT
      Sponsored ADR                                    6,000  210,180

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- -----------
INDONESIA -- (Continued)
*   Tiga Pilar Sejahtera Food Tbk                    494,100 $    48,394
    Timah Persero Tbk PT                           1,283,200      77,517
    Tiphone Mobile Indonesia Tbk PT                  985,400      92,825
    Total Bangun Persada Tbk PT                      116,600       6,214
    Tower Bersama Infrastructure Tbk PT              279,800     141,555
    Tunas Baru Lampung Tbk PT                        721,400      80,421
    Unilever Indonesia Tbk PT                         34,400     126,333
    United Tractors Tbk PT                           453,100   1,023,057
*   Vale Indonesia Tbk PT                            649,900     117,902
*   Visi Media Asia Tbk PT                         1,709,700      40,275
    Waskita Karya Persero Tbk PT                   1,150,123     206,252
    Wijaya Karya Beton Tbk PT                        410,600      18,656
    Wijaya Karya Persero Tbk PT                      842,434     131,454
*   XL Axiata Tbk PT                               1,012,100     255,254
                                                             -----------
TOTAL INDONESIA                                               15,239,620
                                                             -----------
IRELAND -- (0.4%)
*   Bank of Ireland Group P.L.C.                     170,931   1,426,558
    C&C Group P.L.C.                                  76,043     275,432
    CRH P.L.C.                                         6,006     210,816
    CRH P.L.C. Sponsored ADR                          55,962   1,962,587
*   FBD Holdings P.L.C.                                3,118      31,194
    Glanbia P.L.C.                                    38,237     791,554
*   Independent News & Media P.L.C.                  186,318      24,652
    Irish Continental Group P.L.C.                    39,076     248,245
    Kerry Group P.L.C. Class A                         8,522     771,348
    Kingspan Group P.L.C.                             39,093   1,302,142
    Paddy Power Betfair P.L.C.(BWXC0Z1)                2,721     271,804
    Paddy Power Betfair P.L.C.(BWT6H89)               11,263   1,128,484
    Smurfit Kappa Group P.L.C.                        52,472   1,560,571
                                                             -----------
TOTAL IRELAND                                                 10,005,387
                                                             -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                    2,791      39,222
*   Africa Israel Properties, Ltd.                     3,203      63,781
*   Airport City, Ltd.                                12,354     163,220
*   Allot Communications, Ltd.                         2,122      10,548
    Alony Hetz Properties & Investments, Ltd.          8,346      83,296
    Alrov Properties and Lodgings, Ltd.                2,682      77,143
    Amot Investments, Ltd.                            22,535     119,614
    Arad, Ltd.                                         2,084      21,294
*   Arko Holdings, Ltd.                               54,324      25,467
    Avgol Industries 1953, Ltd.                       17,980      22,067
*   Azorim-Investment Development & Construction
      Co., Ltd.                                       19,836      18,941
    Azrieli Group, Ltd.                                2,950     161,199
    Bank Hapoalim BM                                 219,999   1,523,890
    Bank Leumi Le-Israel BM                          334,280   1,605,930
    Bayside Land Corp.                                   137      58,982
    Bezeq The Israeli Telecommunication Corp.,
      Ltd.                                            94,872     140,851
    Big Shopping Centers, Ltd.                           830      58,147
    Blue Square Real Estate, Ltd.                      1,087      49,711
    Carasso Motors, Ltd.                               7,908      74,472

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES  VALUE++
                                                   ------- --------
ISRAEL -- (Continued)
*   Cellcom Israel, Ltd.                            24,501 $227,463
*   Ceragon Networks, Ltd.                          10,169   23,611
*   Clal Insurance Enterprises Holdings, Ltd.        6,999  113,321
    Danel Adir Yeoshua, Ltd.                           515   23,756
    Delek Automotive Systems, Ltd.                   8,703   71,959
    Delek Group, Ltd.                                1,222  250,250
    Delta-Galil Industries, Ltd.                     3,504   97,040
    Direct Insurance Financial Investments, Ltd.     3,949   42,341
    El Al Israel Airlines                          172,804  164,425
    Elbit Systems, Ltd.(6308913)                     1,672  211,116
    Elbit Systems, Ltd.(M3760D101)                     200   25,204
    Electra Consumer Products 1970, Ltd.             4,899   96,069
    Electra, Ltd.                                      404   79,891
    First International Bank Of Israel, Ltd.        12,547  229,005
    FMS Enterprises Migun, Ltd.                      1,064   39,506
    Formula Systems 1985, Ltd.                       4,039  148,158
    Fox Wizel, Ltd.                                  2,725   56,531
    Frutarom Industries, Ltd.                        2,673  189,522
*   Gilat Satellite Networks, Ltd.                   9,794   53,573
    Hamlet Israel-Canada, Ltd.                         779   11,268
    Harel Insurance Investments & Financial
      Services, Ltd.                                37,135  220,822
    Hilan, Ltd.                                      2,751   49,936
    IDI Insurance Co., Ltd.                          1,518   86,562
*   Industrial Buildings Corp., Ltd.                11,439   15,500
    Inrom Construction Industries, Ltd.             18,124   83,723
    Israel Chemicals, Ltd.                          84,027  400,413
*   Israel Discount Bank, Ltd. Class A             148,658  383,224
    Issta Lines, Ltd.                                  441    9,798
*   Jerusalem Oil Exploration                        3,983  211,338
*   Kenon Holdings, Ltd.                             4,298   59,821
    Kerur Holdings, Ltd.                             1,136   32,093
    Klil Industries, Ltd.                              234   26,194
    Magic Software Enterprises, Ltd.                 1,425   11,312
    Malam - Team, Ltd.                                 101   10,478
    Matrix IT, Ltd.                                  9,815  100,872
    Maytronics, Ltd.                                 8,042   28,738
*   Mazor Robotics, Ltd.                             1,381   27,602
    Mega Or Holdings, Ltd.                           1,143   11,795
    Meitav Dash Investments, Ltd.                    4,027   16,016
    Melisron, Ltd.                                   3,269  166,643
    Menora Mivtachim Holdings, Ltd.                  6,566   79,592
    Migdal Insurance & Financial Holding, Ltd.     139,722  143,325
    Mivtach Shamir Holdings, Ltd.                    1,390   28,827
    Mizrahi Tefahot Bank, Ltd.                      41,901  757,147
*   Naphtha Israel Petroleum Corp., Ltd.            15,659  106,674
    Nawi Brothers, Ltd.                              3,087   20,169
    Neto ME Holdings, Ltd.                             220   21,501
    Nice, Ltd.                                       3,603  268,560
#   NIice, Ltd. Sponsored ADR                        2,783  207,779
*   Nova Measuring Instruments, Ltd.                 4,257  100,201
    Oil Refineries, Ltd.                           449,809  209,159
*   Partner Communications Co., Ltd.                57,066  289,169
    Paz Oil Co., Ltd.                                2,003  334,404

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES    VALUE++
                                                   ------- -----------
ISRAEL -- (Continued)
*   Phoenix Holdings, Ltd. (The)                    23,733 $   100,957
    Plasson Industries, Ltd.                           610      22,439
    Rami Levy Chain Stores Hashikma Marketing
      2006, Ltd.                                     1,932      91,998
    Scope Metals Group, Ltd.                         2,891      80,874
    Shapir Engineering and Industry, Ltd.           21,410      71,510
#   Shikun & Binui, Ltd.                            91,460     210,309
    Shufersal, Ltd.                                 31,362     170,401
    Strauss Group, Ltd.                              8,386     160,593
    Summit Real Estate Holdings, Ltd.                1,683      11,043
*   Suny Cellular Communication, Ltd.               31,041      23,137
    Tadiran Holdings, Ltd.                             690      18,611
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR                                 22,731     731,256
*   Tower Semiconductor, Ltd.                       14,832     387,857
*   Union Bank of Israel                             5,299      27,254
                                                           -----------
TOTAL ISRAEL                                                13,099,410
                                                           -----------
ITALY -- (2.2%)
    A2A SpA                                        492,034     837,009
    ACEA SpA                                        25,047     375,994
    Amplifon SpA                                    22,024     315,688
    Anima Holding SpA                               61,770     501,296
*   Ansaldo STS SpA                                 10,980     150,683
*   Arnoldo Mondadori Editore SpA                   58,402     121,656
    Ascopiave SpA                                   29,894     122,499
    Assicurazioni Generali SpA                     164,855   2,990,174
    Astaldi SpA                                     14,038      93,246
    Atlantia SpA                                    21,341     649,179
    Autogrill SpA                                   41,716     495,299
#   Azimut Holding SpA                              27,147     608,237
#*  Banca Carige SpA                               300,788      90,291
    Banca Generali SpA                              14,075     499,292
    Banca IFIS SpA                                  11,200     525,622
    Banca Mediolanum SpA                            69,935     611,500
#*  Banca Monte dei Paschi di Siena SpA                520       6,956
    Banca Popolare di Sondrio SCPA                 111,952     488,520
    Banca Sistema SpA                                6,038      15,814
*   Banco BPM SpA                                  336,360   1,225,092
    Banco di Desio e della Brianza SpA               5,175      15,253
#   BasicNet SpA                                    10,635      49,721
#   BE                                              35,768      36,386
    Biesse SpA                                       3,643     138,831
    BPER Banca                                     160,800     883,361
    Brembo SpA                                      29,736     457,266
    Brunello Cucinelli SpA                           6,387     187,621
    Buzzi Unicem SpA                                21,247     538,110
#   Cairo Communication SpA                          5,714      26,612
*   Carraro SpA                                     10,101      36,103
    Cementir Holding SpA                            15,517     110,535
    Cerved Information Solutions SpA                40,550     465,055
    CIR-Compagnie Industriali Riunite SpA          132,882     197,756
    CNH Industrial NV                              156,507   1,812,889
    Credito Emiliano SpA                            28,501     245,841
#*  Credito Valtellinese SpA                        44,775     217,044

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
ITALY -- (Continued)
*   d'Amico International Shipping SA               45,205 $   14,050
    Danieli & C Officine Meccaniche SpA              3,567     91,883
    Datalogic SpA                                    5,165    158,584
    Davide Campari-Milano SpA                       85,368    631,072
    De' Longhi SpA                                  10,082    331,575
    DeA Capital SpA                                 33,527     49,798
    DiaSorin SpA                                     5,252    458,068
    Ei Towers SpA                                    7,515    459,740
    El.En. SpA                                       2,220     65,072
    Emak SpA                                        11,344     21,207
#   Enel SpA                                       285,482  1,628,475
    Eni SpA                                        205,577  3,254,929
#   Eni SpA Sponsored ADR                              768     24,253
    ERG SpA                                         19,370    276,788
    Esprinet SpA                                    10,197     78,764
    Falck Renewables SpA                            57,487     86,312
    Ferrari NV                                      10,219  1,075,362
*   Fiat Chrysler Automobiles NV                   275,811  3,325,827
*   Fincantieri SpA                                173,288    204,746
    FinecoBank Banca Fineco SpA                    103,875    910,395
    FNM SpA                                         36,539     23,233
*   GEDI Gruppo Editoriale SpA                      68,361     63,454
#   Geox SpA                                        27,658    109,764
    Gruppo MutuiOnline SpA                           4,598     73,479
    Hera SpA                                       258,963    837,380
*   IMMSI SpA                                       79,637     43,170
    Industria Macchine Automatiche SpA               5,088    504,329
    Infrastrutture Wireless Italiane SpA            30,805    198,926
*   Intek Group SpA                                 29,824     10,526
    Interpump Group SpA                             17,819    542,165
    Intesa Sanpaolo SpA                            663,588  2,284,354
    Iren SpA                                       127,318    323,992
    Italgas SpA                                    121,991    671,650
    Italmobiliare SpA                                1,878     53,353
    IVS Group SA                                     1,731     27,551
#*  Juventus Football Club SpA                     125,442     88,209
    La Doria SpA                                     3,268     39,669
    Leonardo SpA                                    55,327    964,146
    Luxottica Group SpA                              3,454    199,397
#   Maire Tecnimont SpA                             36,484    204,683
    MARR SpA                                         6,671    171,047
#*  Mediaset SpA                                   225,087    879,879
    Mediobanca SpA                                 101,036  1,054,171
    Moncler SpA                                     48,475  1,301,763
    Mondo TV SpA                                     8,830     41,952
    Nice SpA                                         2,776     11,826
    OVS SpA                                         28,615    216,458
#   Parmalat SpA                                    83,885    303,988
#   Piaggio & C SpA                                 91,911    255,156
    Poste Italiane SpA                             102,244    752,643
    Prima Industrie SpA                              1,396     43,506
    Prysmian SpA                                    24,109    771,148
    RAI Way SpA                                     13,051     71,821

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- -----------
ITALY -- (Continued)
    Recordati SpA                                     10,740 $   458,443
    Reply SpA                                          1,008     213,113
#*  Retelit SpA                                       42,365      65,039
*   Rizzoli Corriere Della Sera Mediagroup SpA        22,784      32,721
    SAES Getters SpA                                   2,847      59,790
*   Safilo Group SpA                                  10,593      81,219
#*  Saipem SpA                                       206,209     846,114
#   Salini Impregilo SpA                              73,356     257,678
#   Salvatore Ferragamo SpA                           16,560     480,013
    Saras SpA                                        281,255     647,138
    SAVE SpA                                           1,300      32,194
    Sesa SpA                                           2,079      60,668
#*  Snaitech SpA                                      34,897      67,525
    Snam SpA                                         165,229     781,743
    Societa Cattolica di Assicurazioni SCRL           47,338     409,350
    Societa Iniziative Autostradali e Servizi SpA     26,019     358,019
#*  Sogefi SpA                                        29,462     149,440
    SOL SpA                                            9,483     115,095
    Tamburi Investment Partners SpA                   17,957     120,523
*   Telecom Italia SpA                             2,423,916   2,493,749
*   Telecom Italia SpA Sponsored ADR                   8,643      89,887
#   Tenaris SA                                        22,438     355,025
    Terna Rete Elettrica Nazionale SpA               123,120     703,355
#*  Tiscali SpA                                      594,547      28,471
#   Tod's SpA                                          3,794     263,579
#*  Trevi Finanziaria Industriale SpA                 41,634      35,446
    TXT e-solutions SpA                                1,093      15,581
*   UniCredit SpA                                    247,236   4,859,161
    Unione di Banche Italiane SpA                    351,115   1,696,262
    Unipol Gruppo Finanziario SpA                    144,570     676,831
    UnipolSai Assicurazioni SpA                      241,830     559,057
    Vittoria Assicurazioni SpA                         6,680      93,619
#*  Yoox Net-A-Porter Group SpA                        7,565     250,571
    Zignago Vetro SpA                                  3,284      29,220
                                                             -----------
TOTAL ITALY                                                   59,813,758
                                                             -----------
JAPAN -- (16.5%)
    NJS Co., Ltd.                                      1,000      12,255
    77 Bank, Ltd. (The)                              110,000     567,118
    A&D Co., Ltd.                                      2,600      10,804
    ABC-Mart, Inc.                                     2,900     165,361
    Abist Co., Ltd.                                      600      24,120
#   Accretive Co., Ltd.                                8,800      29,766
    Achilles Corp.                                     5,100      89,843
#*  Acom Co., Ltd.                                     8,900      37,902
    Adastria Co., Ltd.                                 8,900     222,331
    ADEKA Corp.                                       27,900     428,298
    Advan Co., Ltd.                                    6,600      59,682
#   Advantest Corp.                                   27,400     501,434
    Aeon Co., Ltd.                                    79,424   1,196,761
    Aeon Delight Co., Ltd.                             7,200     240,523
    Aeon Fantasy Co., Ltd.                             3,300     101,633
    AEON Financial Service Co., Ltd.                  30,500     663,837

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Aeon Hokkaido Corp.                              8,100 $   45,473
    Aeon Mall Co., Ltd.                             13,100    249,503
#   Agro-Kanesho Co., Ltd.                           3,900     53,298
    Ahresty Corp.                                    5,200     52,942
    Ai Holdings Corp.                                7,900    217,661
    Aica Kogyo Co., Ltd.                            13,800    442,848
    Aichi Bank, Ltd. (The)                           2,600    144,640
    Aichi Corp.                                      6,000     42,524
    Aichi Steel Corp.                                3,400    142,295
    Aida Engineering, Ltd.                          15,700    158,797
    Ain Holdings, Inc.                               2,600    187,387
    Aiphone Co., Ltd.                                2,200     38,841
    Air Water, Inc.                                 42,200    817,040
    Airport Facilities Co., Ltd.                     8,200     44,603
    Aisan Industry Co., Ltd.                        12,500    111,644
    Aisin Seiki Co., Ltd.                           31,100  1,616,857
    AIT Corp.                                        2,100     20,515
    Aizawa Securities Co., Ltd.                      7,000     45,088
    Ajinomoto Co., Inc.                             21,000    422,368
    Ajis Co., Ltd.                                   2,100     42,532
#*  Akatsuki, Inc.                                   1,000     89,977
*   Akebono Brake Industry Co., Ltd.                39,800    131,644
    Akita Bank, Ltd. (The)                          46,000    132,924
#   Albis Co., Ltd.                                  1,800     75,148
    Alconix Corp.                                    4,900     96,901
    Alfresa Holdings Corp.                          23,700    436,178
    Alinco, Inc.                                     4,400     49,190
#*  Allied Architects, Inc.                          2,100     26,057
    Alpen Co., Ltd.                                  6,200    113,318
    Alpha Corp.                                      1,200     26,653
    Alpine Electronics, Inc.                        13,300    242,487
#   Alps Electric Co., Ltd.                         30,700    834,832
    Alps Logistics Co., Ltd.                         1,900     13,707
    Altech Corp.                                     1,500     50,027
    Amada Holdings Co., Ltd.                        34,700    396,312
    Amano Corp.                                     13,800    314,063
    Amiyaki Tei Co., Ltd.                            1,600     61,090
    Amuse, Inc.                                      4,600    126,584
    ANA Holdings, Inc.                              45,000    154,492
    Anest Iwata Corp.                                8,600     80,117
    Anicom Holdings, Inc.                            3,200     81,003
    Anritsu Corp.                                   19,800    159,527
    AOI Electronic Co., Ltd.                           600     24,436
    AOI TYO Holdings, Inc.                           3,240     33,582
    AOKI Holdings, Inc.                             14,900    192,867
    Aomori Bank, Ltd. (The)                         60,000    209,901
    Aoyama Trading Co., Ltd.                        13,900    484,515
    Aozora Bank, Ltd.                              164,000    630,260
#   Apamanshop Holdings Co., Ltd.                    3,200     23,038
    Arakawa Chemical Industries, Ltd.                6,100    107,173
#   Arata Corp.                                      2,100     74,254
    Araya Industrial Co., Ltd.                      12,000     21,537
    Arcland Sakamoto Co., Ltd.                       9,100    124,570

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Arcland Service Holdings Co., Ltd.               3,000 $   52,197
    Arcs Co., Ltd.                                  10,900    235,721
#   Ardepro Co., Ltd.                               36,100     46,435
    Arealink Co., Ltd.                               1,200     15,829
    Argo Graphics, Inc.                              1,700     41,532
    Ariake Japan Co., Ltd.                           1,400    100,368
    Arisawa Manufacturing Co., Ltd.                 14,200    120,892
#*  Arrk Corp.                                      23,700     25,779
    Artnature, Inc.                                  9,700     62,524
    ArtSpark Holdings, Inc.                          2,600     32,613
    As One Corp.                                     1,700     84,922
    Asahi Co., Ltd.                                  4,600     55,318
    Asahi Diamond Industrial Co., Ltd.              17,500    132,350
    Asahi Glass Co., Ltd.                           27,400  1,153,251
    Asahi Group Holdings, Ltd.                      12,800    521,744
    Asahi Holdings, Inc.                             7,000    131,545
    Asahi Intecc Co., Ltd.                           5,200    233,508
    Asahi Kasei Corp.                              203,000  2,318,246
    Asahi Kogyosha Co., Ltd.                         1,100     33,152
    Asahi Yukizai Corp.                             20,000     47,652
    Asante, Inc.                                     1,900     33,060
    Asanuma Corp.                                   19,000     58,199
    Asatsu-DK, Inc.                                  7,300    187,122
#   Ashimori Industry Co., Ltd.                     10,000     31,876
    Asia Pile Holdings Corp.                         5,300     35,922
#   Asics Corp.                                     17,400    316,291
    ASKA Pharmaceutical Co., Ltd.                    3,700     55,379
#   ASKUL Corp.                                      3,600    110,323
    Astellas Pharma, Inc.                           78,400    998,465
#   Asti Corp.                                       2,000     10,947
#   Asukanet Co., Ltd.                                 800     11,767
    Asunaro Aoki Construction Co., Ltd.              4,000     34,315
#   Ateam, Inc.                                      2,400     61,498
#   Atom Corp.                                      22,300    159,377
    Atsugi Co., Ltd.                                54,000     60,260
    Autobacs Seven Co., Ltd.                        11,500    191,612
    Avex Group Holdings, Inc.                       10,100    132,816
    Awa Bank, Ltd. (The)                            58,000    380,927
    Axial Retailing, Inc.                            4,600    180,383
    Azbil Corp.                                     10,400    410,818
    Bandai Namco Holdings, Inc.                     17,600    611,835
    Bando Chemical Industries, Ltd.                 10,400    106,411
    Bank of Iwate, Ltd. (The)                        5,000    194,622
    Bank of Kochi, Ltd. (The)                        9,000     10,277
    Bank of Kyoto, Ltd. (The)                       64,000    613,448
#   Bank of Nagoya, Ltd. (The)                       5,100    187,609
    Bank of Okinawa, Ltd. (The)                      6,900    272,430
    Bank of Saga, Ltd. (The)                        44,000    104,072
    Bank of the Ryukyus, Ltd.                        4,300     61,377
    Bank of Toyama, Ltd. (The)                         300     11,184
#   Beenos, Inc.                                       900     11,930
    Belc Co., Ltd.                                   3,900    177,152
    Bell System24 Holdings, Inc.                    14,300    160,579

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES  VALUE++
                                                   ------ ----------
JAPAN -- (Continued)
    Belluna Co., Ltd.                              11,800 $  135,692
    Benefit One, Inc.                               4,400    178,680
    Benesse Holdings, Inc.                          9,500    363,582
    Bic Camera, Inc.                               35,800    415,506
    Biofermin Pharmaceutical Co., Ltd.                400     11,099
    BML, Inc.                                       7,800    160,466
#   Bookoff Corp.                                   3,100     22,722
    BP Castrol K.K.                                 2,900     48,503
    Bridgestone Corp.                              48,900  2,057,296
#   Broadband Tower, Inc.                           8,700     21,081
    Broadleaf Co., Ltd.                            13,200     88,692
#   BRONCO BILLY Co., Ltd.                          2,200     54,149
    Brother Industries, Ltd.                       51,500  1,313,995
    Bunka Shutter Co., Ltd.                        20,500    176,369
    CAC Holdings Corp.                              5,100     48,467
#   Calbee, Inc.                                    4,100    169,978
    Can Do Co., Ltd.                                4,300     66,544
    Canon Electronics, Inc.                         6,800    132,404
    Canon Marketing Japan, Inc.                    12,200    269,481
    Canon, Inc.                                    38,500  1,339,447
    Canon, Inc. Sponsored ADR                       1,500     52,395
    Capcom Co., Ltd.                               11,900    294,765
    Carlit Holdings Co., Ltd.                       2,300     13,371
    Casio Computer Co., Ltd.                       39,300    643,750
    Cawachi, Ltd.                                   5,100    125,874
    Central Automotive Products, Ltd.               3,900     55,039
    Central Glass Co., Ltd.                        49,000    214,986
    Central Japan Railway Co.                       3,100    498,874
#   Central Security Patrols Co., Ltd.              2,100     38,597
    Central Sports Co., Ltd.                        2,200     93,391
    Chiba Bank, Ltd. (The)                         79,000    566,782
    Chiba Kogyo Bank, Ltd. (The)                   14,200     73,229
    CHIMNEY Co., Ltd.                               1,200     30,606
    Chiyoda Co., Ltd.                               5,000    130,274
    Chiyoda Corp.                                  46,000    276,282
    Chiyoda Integre Co., Ltd.                       4,600     98,793
    Chofu Seisakusho Co., Ltd.                      6,500    158,979
    Chori Co., Ltd.                                 3,000     55,596
    Chubu Electric Power Co., Inc.                 27,100    356,093
    Chubu Shiryo Co., Ltd.                          8,300    119,715
    Chudenko Corp.                                  8,600    230,111
    Chuetsu Pulp & Paper Co., Ltd.                 31,000     64,638
    Chugai Pharmaceutical Co., Ltd.                 2,500    100,260
    Chugai Ro Co., Ltd.                            16,000     31,771
    Chugoku Bank, Ltd. (The)                       40,000    579,808
#   Chugoku Electric Power Co., Inc. (The)         12,300    134,844
    Chugoku Marine Paints, Ltd.                    18,000    139,860
    Chukyo Bank, Ltd. (The)                         4,300     90,516
    Chuo Spring Co., Ltd.                           6,000     19,841
    CI Takiron Corp.                               15,000     81,699
    Ci:z Holdings Co., Ltd.                         7,800    280,497
    Citizen Watch Co., Ltd.                        81,400    605,223
    CKD Corp.                                      13,500    226,184

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Clarion Co., Ltd.                               45,000 $  170,299
    Cleanup Corp.                                    5,300     42,672
    CMIC Holdings Co., Ltd.                          3,500     48,612
    CMK Corp.                                       16,400    146,613
    Coca-Cola Bottlers Japan, Inc.                  23,050    695,231
    Coco's Japan Co., Ltd.                             800     15,602
    Cocokara fine, Inc.                              4,100    214,253
#   COLOPL, Inc.                                    20,600    231,026
#   Colowide Co., Ltd.                              15,100    262,175
    Computer Engineering & Consulting, Ltd.          4,200     81,463
    COMSYS Holdings Corp.                           19,500    399,487
    Comture Corp.                                    1,300     59,549
    Concordia Financial Group, Ltd.                187,917    947,608
    CONEXIO Corp.                                    3,400     55,998
#   COOKPAD, Inc.                                    8,800     75,364
    Core Corp.                                       1,800     26,011
    Corona Corp.                                     5,900     61,892
    Cosel Co., Ltd.                                  4,900     60,256
    Cosmo Energy Holdings Co., Ltd.                 18,600    322,289
    Cosmos Pharmaceutical Corp.                      1,000    212,894
    Cota Co., Ltd.                                   1,300     14,430
#   CRE, Inc.                                        1,000     13,937
#   Create Restaurants Holdings, Inc.               10,900    111,397
    Create SD Holdings Co., Ltd.                     6,600    166,997
    Credit Saison Co., Ltd.                         27,200    523,912
    Creek & River Co., Ltd.                          4,300     53,116
    Cresco, Ltd.                                       900     29,468
#   CROOZ, Inc.                                      1,200     31,236
    CTI Engineering Co., Ltd.                        2,500     24,986
    CTS Co., Ltd.                                    2,000     13,130
    CyberAgent, Inc.                                11,600    358,267
#*  CYBERDYNE, Inc.                                  2,900     39,460
    D.A. Consortium Holdings, Inc.                   8,900    116,076
    Dai Nippon Printing Co., Ltd.                   59,000    650,778
    Dai Nippon Toryo Co., Ltd.                      42,000    116,862
    Dai-Dan Co., Ltd.                                7,000     95,819
    Dai-ichi Life Holdings, Inc.                    75,800  1,309,368
    Dai-ichi Seiko Co., Ltd.                         2,600     58,031
    Daibiru Corp.                                   16,400    184,808
    Daicel Corp.                                    48,600    631,708
    Daido Kogyo Co., Ltd.                            5,000     15,269
    Daido Metal Co., Ltd.                           12,500    112,039
    Daido Steel Co., Ltd.                           79,000    480,769
#   Daidoh, Ltd.                                     5,800     23,254
    Daifuku Co., Ltd.                               13,700    473,142
    Daihatsu Diesel Manufacturing Co., Ltd.          2,100     13,599
    Daihen Corp.                                    25,000    222,871
    Daiho Corp.                                     29,000    140,148
    Daiichi Jitsugyo Co., Ltd.                      14,000     81,235
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.           5,900     71,188
    Daiichi Sankyo Co., Ltd.                        22,100    481,980
    Daiichikosho Co., Ltd.                           8,100    390,117
    Daiken Corp.                                     4,400    107,799

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
#   Daiken Medical Co., Ltd.                         4,500 $   32,187
    Daiki Aluminium Industry Co., Ltd.               9,000     55,294
    Daiki Axis Co., Ltd.                             1,300     12,098
    Daikin Industries, Ltd.                          8,000    846,986
#   Daikoku Denki Co., Ltd.                          4,400     68,392
    Daikokutenbussan Co., Ltd.                       1,300     64,466
*   Daikokuya Holdings Co., Ltd.                    15,100     11,358
    Daikyo, Inc.                                    97,000    203,176
    Daikyonishikawa Corp.                           16,700    249,426
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd.                                     20,000    167,175
#   Daio Paper Corp.                                27,100    351,897
    Daisan Bank, Ltd. (The)                          4,300     66,864
    Daiseki Co., Ltd.                                6,600    156,750
#   Daiseki Eco. Solution Co., Ltd.                  1,200     15,555
    Daishi Bank, Ltd. (The)                         88,000    403,294
    Daishinku Corp.                                  2,600     43,833
    Daisue Construction Co., Ltd.                    2,700     25,454
    Daito Pharmaceutical Co., Ltd.                   4,150    110,730
    Daito Trust Construction Co., Ltd.               3,400    574,679
    Daitron Co., Ltd.                                1,100     15,629
    Daiwa House Industry Co., Ltd.                  29,600  1,032,489
    Daiwa Industries, Ltd.                           9,300    106,064
    Daiwa Securities Group, Inc.                   178,000  1,025,156
    Daiwabo Holdings Co., Ltd.                      70,000    275,477
    Daiyu Lic Holdings Co., Ltd.                     2,800     22,515
    DCM Holdings Co., Ltd.                          33,700    293,472
    Dena Co., Ltd.                                  20,400    448,170
    Denka Co., Ltd.                                136,000    755,293
    Denki Kogyo Co., Ltd.                           17,000     87,318
    Denso Corp.                                     19,900    955,705
    Dentsu, Inc.                                    10,300    481,604
    Denyo Co., Ltd.                                  4,400     77,365
    Descente, Ltd.                                  10,700    155,466
#   Dexerials Corp.                                  7,900     95,472
    DIC Corp.                                       38,800  1,463,474
    Digital Arts, Inc.                               2,100     71,625
    Dip Corp.                                        7,800    164,547
    Disco Corp.                                      3,100    549,426
    DKS Co., Ltd.                                   14,000     67,635
    DMG Mori Co., Ltd.                              40,100    665,203
    Don Quijote Holdings Co., Ltd.                   6,200    225,177
    Doshisha Co., Ltd.                               4,900     98,713
    Doutor Nichires Holdings Co., Ltd.               6,400    141,446
    Dowa Holdings Co., Ltd.                         96,000    775,042
    Dream Incubator, Inc.                              600     11,790
*   Drecom Co., Ltd.                                 2,600     34,415
    DTS Corp.                                        7,500    228,953
    Dunlop Sports Co., Ltd.                          2,800     28,563
    Duskin Co., Ltd.                                12,800    347,480
#   Dvx, Inc.                                        3,100     35,390
#   DyDo Group Holdings, Inc.                        3,000    148,788
    Eagle Industry Co., Ltd.                        10,600    184,485
    Earth Chemical Co., Ltd.                         3,200    177,525

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES VALUE++
                                                   ------ --------
JAPAN -- (Continued)
    East Japan Railway Co.                          6,900 $647,098
    Ebara Corp.                                    21,000  614,334
    Ebara Jitsugyo Co., Ltd.                        1,100   15,606
    Eco's Co., Ltd.                                 3,200   32,363
#   EDION Corp.                                    24,400  224,811
    EF-ON, Inc.                                     3,600   32,517
    eGuarantee, Inc.                                1,700   39,988
#   Ehime Bank, Ltd. (The)                          8,600  108,675
    Eidai Co., Ltd.                                 3,000   14,169
    Eighteenth Bank, Ltd. (The)                    36,000   95,819
    Eiken Chemical Co., Ltd.                        3,600  119,194
    Eisai Co., Ltd.                                 2,300  123,260
    Eizo Corp.                                      5,100  204,477
    Elecom Co., Ltd.                                3,400   73,370
    Electric Power Development Co., Ltd.            6,300  159,627
    Elematec Corp.                                  2,700   48,980
    EM Systems Co., Ltd.                            2,600   60,185
    en-japan, Inc.                                  7,900  226,518
    Endo Lighting Corp.                             3,100   35,070
#*  Eneres Co., Ltd.                                3,700   16,971
#*  Enigmo, Inc.                                    2,100   31,482
    Enplas Corp.                                    3,800  156,384
    EPS Holdings, Inc.                             12,500  205,005
#   eRex Co., Ltd.                                  7,200   63,399
#   ES-Con Japan, Ltd.                             15,100   72,566
    ESPEC Corp.                                     7,400  126,413
    Excel Co., Ltd.                                 2,600   33,856
    Exedy Corp.                                     9,300  291,062
    Ezaki Glico Co., Ltd.                           3,300  173,516
    F&M Co., Ltd.                                   1,700   17,435
    F-Tech, Inc.                                    2,700   37,358
    F@N Communications, Inc.                        9,300   85,155
    Falco Holdings Co., Ltd.                        3,000   41,985
    FamilyMart UNY Holdings Co., Ltd.              11,385  637,623
    Fancl Corp.                                     2,200   47,348
    FANUC Corp.                                     2,200  449,800
    Fast Retailing Co., Ltd.                        1,300  390,064
    FCC Co., Ltd.                                  11,000  240,545
#*  FDK Corp.                                      22,000   29,432
    Feed One Co., Ltd.                             44,200   97,023
    Ferrotec Holdings Corp.                        10,100  149,874
*   FFRI, Inc.                                        800   36,008
    FIDEA Holdings Co., Ltd.                       62,000  101,652
    Fields Corp.                                    6,700   71,189
    Financial Products Group Co., Ltd.             17,000  192,429
#   FINDEX, Inc.                                    2,000   17,043
    First Juken Co., Ltd.                           1,800   25,846
#   Fixstars Corp.                                    900   29,670
    FJ Next Co., Ltd.                               4,100   33,013
    Foster Electric Co., Ltd.                       8,500  166,899
    FP Corp.                                        8,100  443,137
    France Bed Holdings Co., Ltd.                   5,200   47,353
#   Freebit Co., Ltd.                               6,000   48,577

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Freund Corp.                                     3,000 $   42,987
    FTGroup Co., Ltd.                                6,700     59,987
    Fudo Tetra Corp.                                62,300    102,849
    Fuji Co., Ltd.                                   3,900     97,093
#   Fuji Corp.                                       3,600     66,468
    Fuji Corp., Ltd.                                 7,100     48,153
    Fuji Electric Co., Ltd.                        133,000    732,266
    Fuji Kiko Co., Ltd.                              4,100     27,319
#   Fuji Kyuko Co., Ltd.                            10,000    105,263
    Fuji Machine Manufacturing Co., Ltd.            21,900    356,309
    Fuji Media Holdings, Inc.                       11,200    161,821
    Fuji Oil Co., Ltd.                              23,400     71,318
    Fuji Oil Holdings, Inc.                         15,300    361,492
    Fuji Pharma Co., Ltd.                            2,000     68,387
    Fuji Seal International, Inc.                   15,600    437,766
    Fuji Soft, Inc.                                  6,800    195,148
    Fujibo Holdings, Inc.                            3,800    115,295
    Fujicco Co., Ltd.                                1,800     43,632
    FUJIFILM Holdings Corp.                         17,400    639,595
    Fujikura Kasei Co., Ltd.                         8,400     49,385
    Fujikura Rubber, Ltd.                            6,300     39,925
    Fujikura, Ltd.                                 116,800    983,369
    Fujimi, Inc.                                     6,500    146,689
    Fujimori Kogyo Co., Ltd.                         5,100    151,941
    Fujio Food System Co., Ltd.                      1,000     15,946
#   Fujisash Co., Ltd.                              23,300     24,032
    Fujishoji Co., Ltd.                              2,000     21,978
    Fujita Kanko, Inc.                               2,700     97,665
    Fujitec Co., Ltd.                               16,000    220,722
    Fujitsu Frontech, Ltd.                           3,800     72,374
    Fujitsu General, Ltd.                           13,000    274,408
    Fujitsu, Ltd.                                  279,000  2,077,637
    Fujiya Co., Ltd.                                 2,100     47,150
    FuKoKu Co., Ltd.                                 1,900     18,016
    Fukuda Corp.                                     1,200     55,042
    Fukuda Denshi Co., Ltd.                            400     29,735
    Fukui Bank, Ltd. (The)                          82,000    199,834
    Fukui Computer Holdings, Inc.                    2,100     76,592
    Fukuoka Financial Group, Inc.                  143,000    659,277
    Fukushima Bank, Ltd. (The)                      65,000     51,244
    Fukushima Industries Corp.                       4,300    178,548
    Fukuyama Transporting Co., Ltd.                 48,000    306,576
    FULLCAST Holdings Co., Ltd.                      5,100     64,198
#   Fumakilla, Ltd.                                  8,000     85,632
    Funai Electric Co., Ltd.                         8,500     77,057
    Funai Soken Holdings, Inc.                       4,580    119,318
#   Furukawa Battery Co., Ltd. (The)                 4,000     33,425
    Furukawa Co., Ltd.                              86,000    159,551
    Furukawa Electric Co., Ltd.                     23,200  1,046,992
    Furuno Electric Co., Ltd.                       10,200     61,089
    Furusato Industries, Ltd.                        2,600     41,387
    Furyu Corp.                                      4,100     47,201
    Fuso Chemical Co., Ltd.                          5,200    173,238

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Fuso Pharmaceutical Industries, Ltd.             2,600 $   65,446
    Futaba Corp.                                    10,900    199,902
    Futaba Industrial Co., Ltd.                     19,300    199,969
    Future Corp.                                    10,500     84,928
    Fuyo General Lease Co., Ltd.                     5,700    334,171
    G-7 Holdings, Inc.                               2,200     46,274
    G-Tekt Corp.                                     5,800    112,249
    Gakken Holdings Co., Ltd.                        1,100     32,711
    Gakkyusha Co., Ltd.                              2,100     30,752
#   GCA Corp.                                       10,000     88,728
    Gecoss Corp.                                     4,900     55,502
#   Genky Stores, Inc.                               2,000     74,549
    Geo Holdings Corp.                               9,000     98,401
    Geostr Corp.                                     4,400     37,748
    Gfoot Co., Ltd.                                  4,800     35,450
#   Giken, Ltd.                                      2,700     72,061
#   GLOBERIDE, Inc.                                  2,900     50,199
    Glory, Ltd.                                     12,000    399,603
#   GMO Click Holdings, Inc.                         4,300     29,906
    GMO Cloud K.K.                                     600     21,689
    GMO internet, Inc.                              21,100    272,113
    GMO Payment Gateway, Inc.                        2,900    171,062
    Godo Steel, Ltd.                                 3,600     68,592
#   Gokurakuyu Holdings Co., Ltd.                    6,900     50,400
    Goldcrest Co., Ltd.                              6,600    147,019
    Golf Digest Online, Inc.                         6,700     49,670
#   Gree, Inc.                                      11,100     85,279
    GS Yuasa Corp.                                 135,000    637,168
    GSI Creos Corp.                                 18,000     23,990
    Gun-Ei Chemical Industry Co., Ltd.               1,300     43,235
#   GungHo Online Entertainment, Inc.               68,400    184,808
    Gunma Bank, Ltd. (The)                          97,000    568,319
    Gunze, Ltd.                                     44,000    169,791
    Gurunavi, Inc.                                   5,700     93,243
    H-One Co., Ltd.                                  6,100     69,951
    H2O Retailing Corp.                             24,000    392,714
    HABA Laboratories, Inc.                            900     30,221
    Hachijuni Bank, Ltd. (The)                      83,100    527,590
    Hagihara Industries, Inc.                        2,000     57,382
    Hagiwara Electric Co., Ltd.                      1,900     40,604
    Hakuhodo DY Holdings, Inc.                      11,200    157,189
    Hakuto Co., Ltd.                                 6,400     86,303
    Halows Co., Ltd.                                 1,800     38,900
    Hamakyorex Co., Ltd.                             6,100    161,286
    Hamamatsu Photonics K.K.                         4,300    136,682
    Haneda Zenith Holdings Co., Ltd.                 5,400     16,822
    Hankyu Hanshin Holdings, Inc.                   33,400  1,192,095
    Hanwa Co., Ltd.                                 50,000    357,582
    Happinet Corp.                                   4,400     79,381
#   Harada Industry Co., Ltd.                        1,800     12,867
#   Hard Off Corp. Co., Ltd.                         3,100     32,143
    Harima Chemicals Group, Inc.                     3,800     36,928
#   Harmonic Drive Systems, Inc.                     3,600    155,503

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Haruyama Holdings, Inc.                          2,200 $   20,314
    Haseko Corp.                                    43,700    547,152
#   Havix Corp.                                        900      8,994
#   Hayashikane Sangyo Co., Ltd.                     1,400     10,908
    Hazama Ando Corp.                               66,600    459,575
#   Hearts United Group Co., Ltd.                    2,600     40,682
    Heiwa Corp.                                     19,200    422,389
    Heiwa Real Estate Co., Ltd.                     11,600    181,928
    Heiwado Co., Ltd.                                8,900    202,244
    HI-LEX Corp.                                     4,700    122,844
    Hibino Corp.                                       600     12,326
    Hibiya Engineering, Ltd.                         5,400     98,742
    Hiday Hidaka Corp.                               3,668     97,906
    Hikari Tsushin, Inc.                             1,100    120,119
    Hino Motors, Ltd.                               47,800    562,591
    Hioki EE Corp.                                   2,000     40,499
    Hirakawa Hewtech Corp.                           3,000     41,068
#   Hiramatsu, Inc.                                  5,300     29,617
    Hirano Tecseed Co., Ltd.                         5,000     73,906
#   Hirata Corp.                                     1,100    124,483
    Hirose Electric Co., Ltd.                        1,100    149,785
    Hiroshima Bank, Ltd. (The)                      97,000    414,651
    Hiroshima Gas Co., Ltd.                          9,300     29,850
    HIS Co., Ltd.                                   13,400    412,007
    Hisaka Works, Ltd.                               7,300     65,491
    Hisamitsu Pharmaceutical Co., Inc.               2,400    112,512
    Hitachi Capital Corp.                           20,900    497,202
    Hitachi Chemical Co., Ltd.                      19,400    551,537
    Hitachi Construction Machinery Co., Ltd.        23,800    681,326
    Hitachi High-Technologies Corp.                 12,400    456,430
    Hitachi Kokusai Electric, Inc.                  11,600    299,041
    Hitachi Maxell, Ltd.                            11,100    245,614
    Hitachi Metals, Ltd.                            35,700    496,876
    Hitachi Transport System, Ltd.                  16,900    388,998
    Hitachi Zosen Corp.                             51,800    272,673
    Hitachi, Ltd.                                  678,000  4,664,514
    Hitachi, Ltd. ADR                                2,000    138,180
    Hito Communications, Inc.                        2,200     34,770
    Hochiki Corp.                                    5,800     99,718
    Hodogaya Chemical Co., Ltd.                      1,700     72,954
    Hogy Medical Co., Ltd.                           2,800    204,359
    Hokkaido Electric Power Co., Inc.               34,900    262,833
    Hokkaido Gas Co., Ltd.                           6,000     14,968
    Hokko Chemical Industry Co., Ltd.                5,000     27,262
    Hokkoku Bank, Ltd. (The)                        80,000    323,313
    Hokuetsu Bank, Ltd. (The)                        6,600    156,679
    Hokuetsu Industries Co., Ltd.                    6,000     52,197
    Hokuetsu Kishu Paper Co., Ltd.                  38,900    272,960
    Hokuhoku Financial Group, Inc.                  29,600    481,191
    Hokuriku Electric Industry Co., Ltd.            14,000     20,688
#   Hokuriku Electric Power Co.                     30,900    286,085
    Hokuriku Electrical Construction Co., Ltd.       3,500     30,099
    Hokuto Corp.                                     5,100     90,997

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Honda Motor Co., Ltd.                          171,800 $4,808,999
#   Honda Motor Co., Ltd. Sponsored ADR             10,600    297,012
    Honda Tsushin Kogyo Co., Ltd.                    1,400     21,989
    Honeys Holdings Co., Ltd.                        4,900     55,348
    Hoosiers Holdings                               10,700    107,290
    Horiba, Ltd.                                     7,400    453,293
    Hoshizaki Corp.                                  2,200    212,952
    Hosiden Corp.                                   19,200    222,072
    Hosokawa Micron Corp.                            2,000     97,167
    Hotland Co., Ltd.                                  900     12,002
    House Foods Group, Inc.                         13,200    340,750
#   Howa Machinery, Ltd.                             6,900     50,961
    Hoya Corp.                                      10,200    575,146
    Hulic Co., Ltd.                                  9,100     96,083
    Hyakugo Bank, Ltd. (The)                        71,000    286,281
    Hyakujushi Bank, Ltd. (The)                     80,000    259,509
    I K K, Inc.                                      5,600     42,118
    I-Net Corp.                                      3,910     45,219
    I-O Data Device, Inc.                            1,800     19,961
    Ibiden Co., Ltd.                                32,200    558,815
    IBJ Leasing Co., Ltd.                           10,000    237,901
#   IBJ, Inc.                                        3,200     20,616
    Ichibanya Co., Ltd.                              2,098     74,725
#   Ichigo, Inc.                                    43,300    132,251
    Ichiken Co., Ltd.                                7,000     25,962
    Ichikoh Industries, Ltd.                        23,000    180,297
    Ichimasa Kamaboko Co., Ltd.                      3,500     43,139
    Ichinen Holdings Co., Ltd.                       6,800     79,767
    Ichiyoshi Securities Co., Ltd.                   8,600     77,109
    Icom, Inc.                                       2,700     57,579
    Idec Corp.                                       3,600     60,028
    Idemitsu Kosan Co., Ltd.                        24,300    589,797
#   IDOM, Inc.                                      22,900    151,682
    Ihara Science Corp.                                600     11,779
*   IHI Corp.                                      304,000  1,001,968
    Iida Group Holdings Co., Ltd.                   20,900    357,097
    Iino Kaiun Kaisha, Ltd.                         32,700    150,358
    IJT Technology Holdings Co., Ltd.                1,000      5,654
#   Ikegami Tsushinki Co., Ltd.                     31,000     44,938
#   Imagica Robot Holdings, Inc.                     7,200     45,668
    Imasen Electric Industrial                       4,800     53,743
    Inaba Denki Sangyo Co., Ltd.                     7,800    307,223
#   Inaba Seisakusho Co., Ltd.                       3,800     46,981
    Inabata & Co., Ltd.                             14,100    198,199
    Inageya Co., Ltd.                                5,100     80,259
    Ines Corp.                                       1,800     17,100
    Infocom Corp.                                    6,600    161,470
    Infomart Corp.                                  22,500    165,183
    Information Development Co.                      3,000     34,474
    Information Services International-Dentsu,
      Ltd.                                           4,900    111,094
    Innotech Corp.                                   8,200     55,858
    Inpex Corp.                                     88,200    858,321
    Intage Holdings, Inc.                            6,600    134,886

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Internet Initiative Japan, Inc.                 10,500 $  189,827
    Inui Global Logistics Co., Ltd.                  5,100     39,082
    Investors Cloud Co., Ltd.                          900     46,123
    Iriso Electronics Co., Ltd.                      3,200    275,419
    Iseki & Co., Ltd.                                6,600    137,276
    Isetan Mitsukoshi Holdings, Ltd.                60,900    593,479
*   Ishihara Sangyo Kaisha, Ltd.                    13,100    143,508
    Istyle, Inc.                                     9,400     62,582
    Isuzu Motors, Ltd.                             105,800  1,450,750
    Itfor, Inc.                                      5,200     29,300
    Ito En, Ltd.                                    11,100    410,460
    ITOCHU Corp.                                    63,100    989,503
    Itochu Enex Co., Ltd.                           16,500    148,477
    Itochu Techno-Solutions Corp.                    6,100    212,412
    Itochu-Shokuhin Co., Ltd.                        1,200     49,838
    Itoham Yonekyu Holdings, Inc.                   18,000    167,417
    Itoki Corp.                                     15,400    125,096
*   Itokuro, Inc.                                      600     26,736
#   Ivy Cosmetics Corp.                                300     21,233
    IwaiCosmo Holdings, Inc.                         7,900     92,647
    Iwaki & Co., Ltd.                                6,000     22,293
    Iwasaki Electric Co., Ltd.                      17,000     32,869
    Iwatani Corp.                                   72,000    466,759
    Iwatsu Electric Co., Ltd.                       26,000     21,201
    Iyo Bank, Ltd. (The)                            61,900    505,417
    Izumi Co., Ltd.                                  5,200    271,289
    J Front Retailing Co., Ltd.                     47,900    684,602
#   J Trust Co., Ltd.                               20,300    161,820
    J-Oil Mills, Inc.                                3,600    125,645
    JAC Recruitment Co., Ltd.                        4,600     75,057
    Jaccs Co., Ltd.                                 46,000    215,660
    Jafco Co., Ltd.                                 10,500    502,142
#   Jalux, Inc.                                      2,200     55,467
#   Jamco Corp.                                      3,900     98,862
    Janome Sewing Machine Co., Ltd.                  7,000     57,040
    Japan Airlines Co., Ltd.                        21,700    701,114
    Japan Airport Terminal Co., Ltd.                 2,600     96,373
    Japan Asia Group, Ltd.                           8,500     33,078
*   Japan Asia Investment Co., Ltd.                  3,800     14,671
*   Japan Asset Marketing Co., Ltd.                 50,200     59,143
    Japan Aviation Electronics Industry, Ltd.       18,000    284,384
#   Japan Cash Machine Co., Ltd.                     3,500     37,771
#*  Japan Display, Inc.                            115,000    205,817
#*  Japan Drilling Co., Ltd.                         2,700     51,734
    Japan Exchange Group, Inc.                      32,000    574,314
    Japan Foundation Engineering Co., Ltd.           8,700     30,771
    Japan Lifeline Co., Ltd.                         5,700    262,038
#   Japan Material Co., Ltd.                         4,000     78,285
    Japan Meat Co., Ltd.                               800     13,160
    Japan Medical Dynamic Marketing, Inc.            7,100     63,343
#   Japan Petroleum Exploration Co., Ltd.            6,600    137,064
    Japan Property Management Center Co., Ltd.       3,600     48,084
    Japan Pulp & Paper Co., Ltd.                    24,000     91,825

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Japan Radio Co., Ltd.                            3,600 $   46,486
    Japan Securities Finance Co., Ltd.              29,900    150,104
    Japan Steel Works, Ltd. (The)                   21,300    351,774
    Japan Tobacco, Inc.                             37,900  1,316,992
    Japan Transcity Corp.                            6,000     23,205
    Japan Wool Textile Co., Ltd. (The)              16,100    137,933
#   Jastec Co., Ltd.                                 2,800     33,213
    JBCC Holdings, Inc.                              6,700     56,423
    JCU Corp.                                        3,800    139,440
    Jeol, Ltd.                                      11,000     59,960
    JFE Holdings, Inc.                              68,600  1,323,191
    JGC Corp.                                       24,900    398,876
#*  JIG-SAW, Inc.                                      800     46,097
    Jimoto Holdings, Inc.                           39,700     70,886
    JINS, Inc.                                       3,600    219,226
    JK Holdings Co., Ltd.                            4,900     31,094
    JMS Co., Ltd.                                    9,000     26,852
    Joban Kosan Co., Ltd.                            1,000     16,425
    Joshin Denki Co., Ltd.                           5,000     70,348
    Joyful Honda Co., Ltd.                           6,800    188,067
#   JP-Holdings, Inc.                               15,500     39,778
    JSP Corp.                                        4,700    148,514
    JSR Corp.                                       29,700    523,374
    JTEKT Corp.                                     44,700    636,248
    Juki Corp.                                      12,700    192,114
    Juroku Bank, Ltd. (The)                         99,000    313,855
    Justsystems Corp.                                6,400     98,510
    JVC Kenwood Corp.                               44,800    130,444
    JXTG Holdings, Inc.                            418,600  1,860,687
    K&O Energy Group, Inc.                           4,200     64,205
#   K's Holdings Corp.                              28,800    578,183
    kabu.com Securities Co., Ltd.                   37,400    121,330
*   Kadokawa Dwango                                 15,700    207,402
    Kaga Electronics Co., Ltd.                       6,700    147,788
    Kagome Co., Ltd.                                 5,600    170,112
    Kajima Corp.                                   142,000  1,238,189
#   Kakaku.com, Inc.                                19,300    272,686
    Kaken Pharmaceutical Co., Ltd.                   4,200    223,550
    Kakiyasu Honten Co., Ltd.                          700     12,465
    Kameda Seika Co., Ltd.                           3,800    189,874
    Kamei Corp.                                      6,600     94,328
    Kamigumi Co., Ltd.                              42,000    450,118
    Kanaden Corp.                                    4,400     46,834
    Kanagawa Chuo Kotsu Co., Ltd.                    5,000     33,019
    Kanamoto Co., Ltd.                              12,400    444,531
    Kandenko Co., Ltd.                              34,000    363,873
    Kaneka Corp.                                    76,000    609,000
    Kaneko Seeds Co., Ltd.                           3,200     41,837
    Kanematsu Corp.                                129,000    281,907
    Kanematsu Electronics, Ltd.                      2,800     82,908
    Kansai Electric Power Co., Inc. (The)           26,500    355,818
    Kansai Paint Co., Ltd.                           7,000    160,115
    Kansai Super Market, Ltd.                        3,900     52,534

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Kansai Urban Banking Corp.                      10,700 $  137,180
    Kanto Denka Kogyo Co., Ltd.                     20,600    187,867
    Kao Corp.                                       12,900    785,410
*   Kappa Create Co., Ltd.                           5,000     58,125
    Kasai Kogyo Co., Ltd.                            8,900    115,853
    Katakura Industries Co., Ltd.                    7,600     88,051
    Kato Sangyo Co., Ltd.                            6,700    180,467
    Kato Works Co., Ltd.                             1,600     51,470
    KAWADA TECHNOLOGIES, Inc.                        1,200     82,399
    Kawagishi Bridge Works Co., Ltd.                 3,000     25,155
    Kawai Musical Instruments Manufacturing Co.,
      Ltd.                                           2,200     45,839
    Kawasaki Heavy Industries, Ltd.                214,000    681,354
*   Kawasaki Kisen Kaisha, Ltd.                    211,740    525,720
    Kawasumi Laboratories, Inc.                      3,600     22,862
    KDDI Corp.                                     101,200  2,681,494
    Keihan Holdings Co., Ltd.                      100,000    646,978
    Keihanshin Building Co., Ltd.                   11,100     70,252
    Keihin Corp.                                    12,600    181,300
    Keikyu Corp.                                    19,000    220,507
    Keio Corp.                                      24,000    200,983
    Keisei Electric Railway Co., Ltd.                8,999    246,259
    Keiyo Bank, Ltd. (The)                          68,000    287,699
    Keiyo Co., Ltd.                                 10,800     75,023
#   Kenedix, Inc.                                   46,500    238,068
#   Kenko Mayonnaise Co., Ltd.                       4,700    132,102
    Kewpie Corp.                                    12,500    314,419
    Key Coffee, Inc.                                 2,900     57,407
    Keyence Corp.                                    1,000    461,914
    KFC Holdings Japan, Ltd.                         5,000     90,498
    KFC, Ltd.                                          700     13,347
    Ki-Star Real Estate Co., Ltd.                    2,400     43,679
    Kikkoman Corp.                                   3,700    113,321
    Kimoto Co., Ltd.                                 9,700     21,869
    Kinden Corp.                                    27,600    429,607
    King Jim Co., Ltd.                               4,200     38,934
#*  Kinki Sharyo Co., Ltd. (The)                       600     13,961
*   Kintetsu Department Store Co., Ltd.             17,000     56,541
    Kintetsu Group Holdings Co., Ltd.               75,000    287,605
    Kintetsu World Express, Inc.                     9,200    161,111
    Kirin Holdings Co., Ltd.                        29,000    638,689
    Kissei Pharmaceutical Co., Ltd.                  9,300    240,490
    Kita-Nippon Bank, Ltd. (The)                     2,100     60,224
    Kitagawa Iron Works Co., Ltd.                    3,200     68,399
    Kitano Construction Corp.                       10,000     34,630
    Kito Corp.                                       7,600     87,909
    Kitz Corp.                                      22,900    204,918
    Kiyo Bank, Ltd. (The)                           19,900    332,809
#*  KLab, Inc.                                      16,600    282,377
*   KNT-CT Holdings Co., Ltd.                       33,000     55,230
    Koa Corp.                                       11,700    206,396
    Koatsu Gas Kogyo Co., Ltd.                       6,000     44,582
    Kobayashi Pharmaceutical Co., Ltd.               2,400    149,162
    Kobe Bussan Co., Ltd.                            2,400    118,937

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
*   Kobe Electric Railway Co., Ltd.                 11,000 $   40,206
*   Kobe Steel, Ltd.                                65,300    816,773
    Kohnan Shoji Co., Ltd.                           2,200     40,121
    Kohsoku Corp.                                    3,600     35,756
    Koito Manufacturing Co., Ltd.                    7,300    426,438
*   Kojima Co., Ltd.                                 4,900     16,307
    Kokusai Co., Ltd.                                1,000     10,378
    Kokuyo Co., Ltd.                                28,200    449,057
    KOMAIHALTEC, Inc.                                1,900     39,133
    Komatsu Seiren Co., Ltd.                         9,900     68,784
    Komatsu Wall Industry Co., Ltd.                  2,000     37,684
    Komatsu, Ltd.                                   41,600  1,115,609
    Komehyo Co., Ltd.                                3,200     37,798
    Komeri Co., Ltd.                                 9,100    266,243
    Komori Corp.                                    14,300    170,035
    Konaka Co., Ltd.                                 5,800     31,289
    Konami Holdings Corp.                           10,500    547,616
    Kondotec, Inc.                                   1,700     15,472
    Konica Minolta, Inc.                            88,800    735,548
    Konishi Co., Ltd.                                9,300    142,073
    Konoike Transport Co., Ltd.                      9,600    130,745
#   Konoshima Chemical Co., Ltd.                     3,900     63,415
    Kose Corp.                                       1,800    200,307
#   Kosei Securities Co., Ltd. (The)                14,000     20,296
    Koshidaka Holdings Co., Ltd.                     2,700     73,246
    Kotobuki Spirits Co., Ltd.                       4,300    158,708
#   Kourakuen Holdings Corp.                         2,000     31,917
    Krosaki Harima Corp.                            16,000     70,071
    KRS Corp.                                        1,900     51,521
    Kubota Corp.                                    18,000    312,572
    Kubota Corp. Sponsored ADR                       1,000     87,540
    Kumagai Gumi Co., Ltd.                         140,000    484,932
#   Kumiai Chemical Industry Co., Ltd.              16,463     95,728
    Kura Corp.                                       2,600    130,751
    Kurabo Industries, Ltd.                         62,000    160,909
    Kuraray Co., Ltd.                               64,700  1,257,860
    Kureha Corp.                                     4,700    236,350
    Kurimoto, Ltd.                                   4,400     82,435
    Kurita Water Industries, Ltd.                   16,900    480,811
    Kuriyama Holdings Corp.                          3,200     62,603
    Kuroda Electric Co., Ltd.                       10,400    198,843
    Kusuri no Aoki Holdings Co., Ltd.                3,100    170,610
    KYB Corp.                                       57,000    321,711
    Kyocera Corp.                                   17,500  1,063,126
    Kyocera Corp. Sponsored ADR                      1,500     91,635
    Kyodo Printing Co., Ltd.                        19,000     66,494
#   Kyoei Steel, Ltd.                                6,900    106,485
    Kyokuto Boeki Kaisha, Ltd.                      11,000     28,323
    Kyokuto Kaihatsu Kogyo Co., Ltd.                10,500    175,786
    Kyokuto Securities Co., Ltd.                     8,200    115,354
#   Kyokuyo Co., Ltd.                                3,500     98,527
    KYORIN Holdings, Inc.                            8,000    170,772
    Kyoritsu Maintenance Co., Ltd.                  10,920    311,787

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Kyoritsu Printing Co., Ltd.                      7,200 $   22,852
    Kyosan Electric Manufacturing Co., Ltd.          8,000     44,563
    Kyowa Electronics Instruments Co., Ltd.          7,000     29,316
    Kyowa Exeo Corp.                                19,800    338,053
    Kyowa Hakko Kirin Co., Ltd.                     16,100    291,575
    Kyowa Leather Cloth Co., Ltd.                    3,500     30,192
    Kyudenko Corp.                                  12,200    460,153
    Kyushu Electric Power Co., Inc.                 18,300    216,710
    Kyushu Financial Group, Inc.                    68,699    431,068
    LAC Co., Ltd.                                    2,900     35,534
#   Lacto Japan Co., Ltd.                            1,000     39,529
#*  Laox Co., Ltd.                                  10,000     48,588
#   Lasertec Corp.                                  13,000    193,828
#   Lawson, Inc.                                     2,700    183,811
#   LEC, Inc.                                        4,400    107,711
    Leopalace21 Corp.                               81,600    581,897
    Life Corp.                                       3,200     84,735
    Lifull Co., Ltd.                                11,000     87,834
    Linical Co., Ltd.                                2,800     48,602
#   Link And Motivation, Inc.                       11,200     74,821
    Lintec Corp.                                    14,200    344,727
    Lion Corp.                                      17,000    363,888
    LIXIL Group Corp.                               34,000    874,998
#   Look, Inc.                                       7,000     17,579
#*  M&A Capital Partners Co., Ltd.                   1,200     54,707
    M3, Inc.                                        11,200    302,121
    Mabuchi Motor Co., Ltd.                          2,900    152,830
    Macnica Fuji Electronics Holdings, Inc.         11,599    184,920
    Maeda Corp.                                     30,000    362,724
    Maeda Kosen Co., Ltd.                            5,900     86,567
    Maeda Road Construction Co., Ltd.               18,000    371,639
    Maezawa Kasei Industries Co., Ltd.               3,200     35,694
    Maezawa Kyuso Industries Co., Ltd.               2,300     33,444
    Makino Milling Machine Co., Ltd.                31,000    261,803
    Makita Corp.                                     5,800    226,870
    Makita Corp. Sponsored ADR                         600     23,406
    Mamezou Holdings Co., Ltd.                       3,900     35,049
    Mandom Corp.                                     3,100    171,350
    Mani, Inc.                                       3,400     80,812
    Mars Engineering Corp.                           2,900     57,416
    Marubeni Corp.                                 178,800  1,184,814
    Marubun Corp.                                    4,100     31,358
    Marudai Food Co., Ltd.                          38,000    180,233
    Maruha Nichiro Corp.                            16,900    461,199
    Marui Group Co., Ltd.                           33,700    458,312
    Maruichi Steel Tube, Ltd.                        8,900    274,689
    Maruka Machinery Co., Ltd.                       1,300     21,814
#   Marusan Securities Co., Ltd.                    10,200     86,121
    Maruwa Co., Ltd.                                 2,000     97,091
#   Maruwa Unyu Kikan Co., Ltd.                      2,200     80,282
    Maruyama Manufacturing Co., Inc.                   900     15,147
#*  Maruzen CHI Holdings Co., Ltd.                   5,300     16,928
    Maruzen Showa Unyu Co., Ltd.                    17,000     73,992

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
#   Marvelous, Inc.                                  9,500 $   88,762
    Matsuda Sangyo Co., Ltd.                         4,300     58,362
    Matsui Construction Co., Ltd.                    6,100     52,189
#   Matsui Securities Co., Ltd.                     12,100     99,035
    Matsumotokiyoshi Holdings Co., Ltd.              4,000    246,663
    Matsuya Co., Ltd.                                7,300     61,385
    Matsuya Foods Co., Ltd.                          3,700    140,090
    Max Co., Ltd.                                    8,000    109,443
    Maxvalu Tokai Co., Ltd.                          1,400     26,609
    Mazda Motor Corp.                              114,200  1,716,744
    McDonald's Holdings Co. Japan, Ltd.              2,800    113,779
    MCJ Co., Ltd.                                   10,400    122,872
    Mebuki Financial Group, Inc.                   156,490    602,411
#   MEC Co., Ltd.                                    4,400     54,465
    Media Do Co., Ltd.                               1,600     36,752
    Medical System Network Co., Ltd.                 8,000     34,943
    Medipal Holdings Corp.                          30,200    552,643
    Medius Holdings Co., Ltd.                          400      9,438
#   Megachips Corp.                                  4,800    128,027
*   Meganesuper Co., Ltd.                           36,500     22,541
    Megmilk Snow Brand Co., Ltd.                    17,900    494,889
    Meidensha Corp.                                 65,000    230,943
    MEIJI Holdings Co., Ltd.                         3,400    270,958
    Meiko Electronics Co., Ltd.                     10,000    149,972
    Meiko Network Japan Co., Ltd.                    7,300    104,227
    Meisei Industrial Co., Ltd.                     10,200     66,107
    Meitec Corp.                                     5,700    267,140
    Meito Sangyo Co., Ltd.                           1,900     24,849
    Meiwa Corp.                                      6,600     26,188
    Meiwa Estate Co., Ltd.                           6,200     46,036
    Melco Holdings, Inc.                             3,000    100,435
    Menicon Co., Ltd.                                4,400    144,060
    METAWATER Co., Ltd.                              2,800     77,432
    Michinoku Bank, Ltd. (The)                      47,000     79,621
    Micronics Japan Co., Ltd.                        6,800     72,014
    Mie Bank, Ltd. (The)                             3,800     85,075
    Mie Kotsu Group Holdings, Inc.                  12,900     48,533
    Mikuni Corp.                                     2,700     12,071
    Milbon Co., Ltd.                                 2,200    128,274
#   Mimaki Engineering Co., Ltd.                     6,000     47,739
    Mimasu Semiconductor Industry Co., Ltd.          3,900     62,602
    Minato Bank, Ltd. (The)                          6,800    124,498
    Minebea Mitsumi, Inc.                           74,661  1,230,063
    Ministop Co., Ltd.                               5,400    118,807
    Miraca Holdings, Inc.                           12,000    547,589
    Mirait Holdings Corp.                           16,500    193,455
    Miroku Jyoho Service Co., Ltd.                   4,600     96,909
    Misawa Homes Co., Ltd.                          10,300     94,530
    MISUMI Group, Inc.                              16,500    409,197
    Mitani Corp.                                     1,900     74,943
    Mitani Sekisan Co., Ltd.                           400      9,413
    Mito Securities Co., Ltd.                       14,300     39,755
    Mitsuba Corp.                                   13,300    231,903

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES    VALUE++
                                                   --------- ----------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp.               293,600 $2,458,095
    Mitsubishi Corp.                                  86,900  1,886,791
    Mitsubishi Electric Corp.                        112,000  1,733,837
    Mitsubishi Estate Co., Ltd.                       20,300    369,114
    Mitsubishi Gas Chemical Co., Inc.                 39,500    911,328
    Mitsubishi Heavy Industries, Ltd.                340,000  1,351,789
    Mitsubishi Kakoki Kaisha, Ltd.                    13,000     28,644
    Mitsubishi Logistics Corp.                        24,000    308,105
    Mitsubishi Materials Corp.                        30,300  1,017,901
    Mitsubishi Motors Corp.                          117,600    848,319
    Mitsubishi Nichiyu Forklift Co., Ltd.             11,800     94,945
*   Mitsubishi Paper Mills, Ltd.                       7,300     51,469
    Mitsubishi Pencil Co., Ltd.                        5,800    158,042
    Mitsubishi Research Institute, Inc.                2,400     69,026
    Mitsubishi Shokuhin Co., Ltd.                      3,900    112,834
    Mitsubishi Steel Manufacturing Co., Ltd.          39,000    100,330
    Mitsubishi Tanabe Pharma Corp.                     4,900    116,648
    Mitsubishi UFJ Financial Group, Inc.             712,100  4,517,641
    Mitsubishi UFJ Financial Group, Inc.
      Sponsored ADR                                   47,200    300,664
    Mitsubishi UFJ Lease & Finance Co., Ltd.         148,000    788,408
    Mitsuboshi Belting, Ltd.                          12,000    137,282
    Mitsui & Co., Ltd.                                96,000  1,395,915
    Mitsui & Co., Ltd. Sponsored ADR                     400    116,996
    Mitsui Chemicals, Inc.                           201,000  1,141,905
    Mitsui Engineering & Shipbuilding Co., Ltd.      212,000    295,538
    Mitsui Fudosan Co., Ltd.                          25,100    576,051
    Mitsui High-Tec, Inc.                              9,600    149,825
    Mitsui Home Co., Ltd.                              5,000     34,093
    Mitsui Matsushima Co., Ltd.                        3,800     51,202
    Mitsui Mining & Smelting Co., Ltd.               267,000  1,166,368
    Mitsui OSK Lines, Ltd.                           245,000    762,507
    Mitsui Sugar Co., Ltd.                             4,800    145,739
    Mitsui-Soko Holdings Co., Ltd.                    30,000     81,865
    Mitsuuroko Group Holdings Co., Ltd.                9,400     60,755
    Miura Co., Ltd.                                    2,600     52,608
    Mixi, Inc.                                           500     27,480
    Miyaji Engineering Group, Inc.                    17,000     41,417
    Miyazaki Bank, Ltd. (The)                         50,000    167,152
    Miyoshi Oil & Fat Co., Ltd.                        1,400     17,917
    Mizuho Financial Group, Inc.                   1,489,600  2,649,067
    Mizuno Corp.                                      29,000    168,598
    Mochida Pharmaceutical Co., Ltd.                   2,400    167,217
    Modec, Inc.                                        7,400    176,408
    Monex Group, Inc.                                 65,000    183,718
    Monogatari Corp. (The)                             3,400    177,376
#   MonotaRO Co., Ltd.                                 8,100    267,179
    MORESCO Corp.                                      1,600     30,212
#   Morinaga & Co., Ltd.                               7,200    412,656
    Morinaga Milk Industry Co., Ltd.                  89,000    650,170
    Morita Holdings Corp.                              8,000    125,462
    Morito Co., Ltd.                                   7,000     59,478
#   Morozoff, Ltd.                                       500     30,944
#*  Morpho, Inc.                                         800     36,069

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Mory Industries, Inc.                            1,400 $   29,934
#   Mr Max Corp.                                     5,200     24,652
    MS&AD Insurance Group Holdings, Inc.            36,100  1,266,192
#   MTI, Ltd.                                       16,600    111,957
    Mugen Estate Co., Ltd.                           4,400     39,493
    Murata Manufacturing Co., Ltd.                   5,924    921,593
    Musashi Seimitsu Industry Co., Ltd.              8,700    242,240
    Musashino Bank, Ltd. (The)                       9,200    274,880
    Mutoh Holdings Co., Ltd.                         9,000     20,737
    N Field Co., Ltd.                                2,200     30,279
    Nabtesco Corp.                                  17,100    555,142
    NAC Co., Ltd.                                    1,700     15,326
    Nachi-Fujikoshi Corp.                           62,000    342,701
    Nagano Bank, Ltd. (The)                          1,300     23,199
    Nagano Keiki Co., Ltd.                           2,300     16,471
    Nagase & Co., Ltd.                              32,100    503,899
    Nagatanien Holdings Co., Ltd.                    4,000     49,801
    Nagawa Co., Ltd.                                 1,400     50,639
    Nagoya Railroad Co., Ltd.                       61,000    279,745
    Naigai Trans Line, Ltd.                          1,500     19,174
    Nakabayashi Co., Ltd.                           12,000     35,369
    Nakanishi, Inc.                                  3,300    138,261
    Nakano Corp.                                     6,200     34,026
    Nakayama Steel Works, Ltd.                      10,100     61,210
    Namura Shipbuilding Co., Ltd.                   14,100     80,780
    Nankai Electric Railway Co., Ltd.               55,000    270,640
    Nanto Bank, Ltd. (The)                           7,500    220,639
#   Natori Co., Ltd.                                 2,500     46,468
    NDS Co., Ltd.                                      500     14,445
    NEC Capital Solutions, Ltd.                      2,400     41,347
    NEC Corp.                                      514,000  1,397,280
    NEC Networks & System Integration Corp.          6,400    139,832
    NET One Systems Co., Ltd.                       27,100    259,735
    Neturen Co., Ltd.                                9,100     83,767
*   New Japan Radio Co., Ltd.                        9,600     52,767
*   Nexon Co., Ltd.                                  7,200    149,648
#   Nextage Co., Ltd.                                  800     12,867
#   Nexyz Group Corp.                                2,200     35,978
    NGK Insulators, Ltd.                            18,700    376,062
    NGK Spark Plug Co., Ltd.                        38,700    781,329
    NH Foods, Ltd.                                  22,000    650,744
    NHK Spring Co., Ltd.                            77,900    841,365
    Nice Holdings, Inc.                             24,000     34,376
#   Nichi-iko Pharmaceutical Co., Ltd.               9,300    142,471
    Nichias Corp.                                   45,000    546,500
    Nichiban Co., Ltd.                               8,000     71,354
    Nichicon Corp.                                  16,100    176,942
    Nichiden Corp.                                     600     21,536
    Nichiha Corp.                                   11,600    430,881
    NichiiGakkan Co., Ltd.                          11,200    117,216
    Nichirei Corp.                                  26,600    747,605
    Nichireki Co., Ltd.                              7,000     84,693
    Nichirin Co., Ltd.                               2,600     58,054

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES  VALUE++
                                                   ------- --------
JAPAN -- (Continued)
    Nidec Corp.                                      5,400 $595,022
    Nifco, Inc.                                      9,400  542,187
    Nihon Chouzai Co., Ltd.                          2,500   83,394
    Nihon Dempa Kogyo Co., Ltd.                      5,400   45,161
    Nihon Dengi Co., Ltd.                            1,400   36,577
#   Nihon Eslead Corp.                               2,000   37,725
    Nihon House Holdings Co., Ltd.                  14,000   66,755
    Nihon Kagaku Sangyo Co., Ltd.                    4,300   75,606
    Nihon Kohden Corp.                              11,200  267,669
    Nihon M&A Center, Inc.                           7,200  289,094
    Nihon Nohyaku Co., Ltd.                         18,800  109,238
    Nihon Parkerizing Co., Ltd.                     19,200  274,720
#   Nihon Plast Co., Ltd.                            4,100   48,724
    Nihon Tokushu Toryo Co., Ltd.                    3,500   58,777
#   Nihon Trim Co., Ltd.                             1,100   45,769
    Nihon Unisys, Ltd.                              21,700  361,836
    Nihon Yamamura Glass Co., Ltd.                  27,000   46,260
    Nikkiso Co., Ltd.                               15,900  164,088
    Nikko Co., Ltd.                                  1,600   32,845
    Nikkon Holdings Co., Ltd.                       17,200  406,611
    Nikon Corp.                                     31,100  547,975
    Nintendo Co., Ltd.                               1,100  373,576
    Nippi, Inc.                                      5,000   36,085
    Nippo Corp.                                     13,000  264,474
    Nippon Air Conditioning Services Co., Ltd.       4,300   27,593
    Nippon Beet Sugar Manufacturing Co., Ltd.        4,800   93,884
    Nippon Carbide Industries Co., Inc.             20,000   33,723
#   Nippon Carbon Co., Ltd.                          3,100  101,229
    Nippon Ceramic Co., Ltd.                         3,000   78,667
    Nippon Chemi-Con Corp.                          38,000  153,513
    Nippon Chemiphar Co., Ltd.                         900   42,285
    Nippon Coke & Engineering Co., Ltd.             71,800   67,724
#   Nippon Commercial Development Co., Ltd.          3,800   59,275
    Nippon Concept Corp.                             2,000   22,603
    Nippon Concrete Industries Co., Ltd.            12,300   47,717
    Nippon Denko Co., Ltd.                          38,000  178,384
    Nippon Densetsu Kogyo Co., Ltd.                 10,000  198,759
    Nippon Electric Glass Co., Ltd.                 16,000  566,390
    Nippon Express Co., Ltd.                       154,000  983,415
    Nippon Fine Chemical Co., Ltd.                   3,000   27,345
    Nippon Flour Mills Co., Ltd.                    18,100  291,652
    Nippon Gas Co., Ltd.                            12,400  389,168
    Nippon Hume Corp.                                7,200   44,974
    Nippon Kanzai Co., Ltd.                          2,200   39,559
    Nippon Kayaku Co., Ltd.                         28,000  391,880
    Nippon Kinzoku Co., Ltd.                         1,000   20,055
    Nippon Koei Co., Ltd.                            4,400  121,739
    Nippon Koshuha Steel Co., Ltd.                  17,000   17,097
    Nippon Light Metal Holdings Co., Ltd.          308,500  830,022
#   Nippon Paint Holdings Co., Ltd.                  9,900  380,662
    Nippon Paper Industries Co., Ltd.               23,700  472,503
#   Nippon Parking Development Co., Ltd.            53,200   79,566
    Nippon Pillar Packing Co., Ltd.                  8,400  140,518

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Nippon Piston Ring Co., Ltd.                     1,400 $   27,521
    Nippon Road Co., Ltd. (The)                     20,000    111,710
    Nippon Seiki Co., Ltd.                          15,000    287,195
    Nippon Seisen Co., Ltd.                          6,000     44,587
#*  Nippon Sharyo, Ltd.                             27,000     70,238
#*  Nippon Sheet Glass Co., Ltd.                    23,600    199,701
    Nippon Shinyaku Co., Ltd.                        2,000    126,229
    Nippon Shokubai Co., Ltd.                        5,400    353,274
    Nippon Signal Co., Ltd.                         17,800    180,733
    Nippon Soda Co., Ltd.                           36,000    202,000
    Nippon Steel & Sumikin Bussan Corp.              5,000    257,733
    Nippon Steel & Sumitomo Metal Corp.             49,580  1,217,085
    Nippon Suisan Kaisha, Ltd.                     122,700    716,083
    Nippon Systemware Co., Ltd.                      3,100     50,959
    Nippon Telegraph & Telephone Corp.              15,100    738,967
    Nippon Thompson Co., Ltd.                       24,000    137,113
    Nippon Valqua Industries, Ltd.                   4,800    126,834
#   Nippon Yakin Kogyo Co., Ltd.                    27,300     54,904
*   Nippon Yusen K.K.                              359,000    685,328
    Nipro Corp.                                     52,600    713,510
    Nishi-Nippon Financial Holdings, Inc.           37,800    425,290
    Nishi-Nippon Railroad Co., Ltd.                 65,000    286,476
    Nishimatsu Construction Co., Ltd.               74,000    425,865
    Nishimatsuya Chain Co., Ltd.                    11,000    120,471
    Nishio Rent All Co., Ltd.                        6,400    213,043
    Nissan Chemical Industries, Ltd.                 7,400    245,649
    Nissan Motor Co., Ltd.                         317,400  3,151,546
    Nissan Shatai Co., Ltd.                         21,600    223,636
    Nissan Tokyo Sales Holdings Co., Ltd.            3,600     13,662
    Nissei ASB Machine Co., Ltd.                     2,600     89,590
    Nissei Build Kogyo Co., Ltd.                    33,000    190,635
    Nissei Plastic Industrial Co., Ltd.              5,700     59,606
#   Nissha Printing Co., Ltd.                        9,500    259,942
    Nisshin Fudosan Co.                              8,600     47,935
    Nisshin Oillio Group, Ltd. (The)                39,000    230,880
    Nisshin Seifun Group, Inc.                      17,900    293,943
    Nisshin Steel Co., Ltd.                         14,800    181,335
    Nisshinbo Holdings, Inc.                        37,800    382,786
    Nissin Corp.                                    21,000    101,562
    Nissin Electric Co., Ltd.                       15,800    191,886
    Nissin Foods Holdings Co., Ltd.                  2,300    144,497
    Nissin Kogyo Co., Ltd.                          12,100    202,647
    Nissin Sugar Co., Ltd.                           3,300     56,941
    Nissui Pharmaceutical Co., Ltd.                  2,900     36,600
    Nitori Holdings Co., Ltd.                        2,000    282,245
    Nitta Corp.                                      4,800    154,161
#   Nitta Gelatin, Inc.                              2,900     19,941
    Nittetsu Mining Co., Ltd.                        1,600     89,803
    Nitto Boseki Co., Ltd.                          34,000    198,086
    Nitto Denko Corp.                                8,800    784,687
#   Nitto FC Co., Ltd.                               4,500     37,218
    Nitto Kogyo Corp.                                8,300    134,436
    Nitto Kohki Co., Ltd.                            1,200     28,516

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Nitto Seiko Co., Ltd.                            6,900 $   33,944
    Nittoc Construction Co., Ltd.                   10,600     56,071
    Nittoku Engineering Co., Ltd.                    4,200    129,725
    Noda Corp.                                       3,100     28,824
    Noevir Holdings Co., Ltd.                        1,700     88,117
    NOF Corp.                                       28,000    380,430
    Nohmi Bosai, Ltd.                                5,500     84,578
#   Nojima Corp.                                     7,900    127,865
    NOK Corp.                                       25,600    585,985
    Nomura Co., Ltd.                                 8,200    173,516
    Nomura Holdings, Inc.                          206,100  1,224,486
    Nomura Holdings, Inc. Sponsored ADR             10,300     61,491
    Nomura Real Estate Holdings, Inc.               29,200    578,778
    Nomura Research Institute, Ltd.                  4,103    153,589
    Noritake Co., Ltd.                               3,000    115,001
    Noritsu Koki Co., Ltd.                           5,700     52,475
    Noritz Corp.                                    10,100    198,094
    North Pacific Bank, Ltd.                        88,900    298,010
    Nozawa Corp.                                     2,600     33,482
    NS Solutions Corp.                               9,300    195,796
#   NS Tool Co., Ltd.                                1,900     34,380
    NS United Kaiun Kaisha, Ltd.                    45,000     94,054
    NSD Co., Ltd.                                    5,370    102,424
    NSK, Ltd.                                       70,200    904,896
#   NTN Corp.                                      204,000    949,422
    NTT Data Corp.                                  29,000    315,893
    NTT DOCOMO, Inc.                                61,000  1,416,542
    NTT DOCOMO, Inc. Sponsored ADR                   1,100     25,564
    NTT Urban Development Corp.                     13,000    133,009
#   Nuflare Technology, Inc.                         1,900    101,667
#   OAK Capital Corp.                               16,600     40,340
    Obara Group, Inc.                                4,300    237,750
    Obayashi Corp.                                 121,200  1,459,328
    Obic Co., Ltd.                                   1,700    106,281
#   Odakyu Electric Railway Co., Ltd.               13,099    259,472
    Odelic Co., Ltd.                                 1,100     50,517
    Oenon Holdings, Inc.                            16,000     39,758
    Ogaki Kyoritsu Bank, Ltd. (The)                106,000    306,240
#   Ohara, Inc.                                      3,700     46,696
    Ohashi Technica, Inc.                            3,000     38,509
    Ohba Co., Ltd.                                   4,600     20,229
    Ohsho Food Service Corp.                         3,600    140,052
    Oiles Corp.                                      3,400     60,805
    Oita Bank, Ltd. (The)                           27,000    101,741
    Oji Holdings Corp.                             193,000    989,793
    Okabe Co., Ltd.                                  9,300     91,038
    Okamoto Industries, Inc.                        18,000    197,047
    Okamoto Machine Tool Works, Ltd.                 7,000     18,099
    Okamura Corp.                                   19,500    198,240
    Okasan Securities Group, Inc.                   50,000    302,811
    Oki Electric Industry Co., Ltd.                 25,000    342,304
#   Okinawa Cellular Telephone Co.                   2,600     91,405
    Okinawa Electric Power Co., Inc. (The)           7,187    169,507

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
#   OKK Corp.                                       24,000 $   30,879
    OKUMA Corp.                                     29,000    278,778
    Okumura Corp.                                   42,000    305,636
    Okura Industrial Co., Ltd.                      17,000    109,901
    Okuwa Co., Ltd.                                 12,000    127,770
    Olympus Corp.                                    8,700    315,781
    Omron Corp.                                     12,500    623,651
    Ono Pharmaceutical Co., Ltd.                     5,500    120,317
#   Onoken Co., Ltd.                                 4,100     68,185
    Onward Holdings Co., Ltd.                       42,000    304,696
#*  Open Door, Inc.                                    400     12,289
    Open House Co., Ltd.                            12,000    397,167
#   OPT Holdings, Inc.                               4,300     54,244
    Optex Group Co., Ltd.                            1,900     63,799
*   Optim Corp.                                        400     11,166
    Oracle Corp. Japan                               1,700    114,265
    Organo Corp.                                    13,000     69,298
#   Orient Corp.                                   110,600    186,541
    Oriental Land Co., Ltd.                          5,100    369,702
    Origin Electric Co., Ltd.                        4,000     11,350
    ORIX Corp.                                     167,900  2,664,308
    Osaka Gas Co., Ltd.                             79,000    316,405
    Osaka Organic Chemical Industry, Ltd.            8,500    100,953
    Osaka Soda Co., Ltd.                            22,000    110,731
    Osaka Steel Co., Ltd.                            3,400     70,068
    OSAKA Titanium Technologies Co., Ltd.            2,400     37,033
    Osaki Electric Co., Ltd.                        15,000    114,677
#   OSG Corp.                                       33,900    714,758
    OSJB Holdings Corp.                             37,300    102,455
    Otsuka Corp.                                     3,400    222,724
#   Otsuka Holdings Co., Ltd.                       11,100    488,836
    Otsuka Kagu, Ltd.                                3,100     24,929
    Outsourcing, Inc.                                4,700    234,776
    Oyo Corp.                                        7,600    110,154
    Pacific Industrial Co., Ltd.                    13,100    170,297
#*  Pacific Metals Co., Ltd.                        48,000    128,766
    Pack Corp. (The)                                 2,500     80,874
    PAL GROUP Holdings Co., Ltd.                     4,100    130,866
    PALTAC Corp.                                     9,600    348,311
    PanaHome Corp.                                  24,000    260,645
    Panasonic Corp.                                162,700  2,240,913
    PAPYLESS Co., Ltd.                                 500     14,203
#   Paraca, Inc.                                     1,400     28,285
    Paramount Bed Holdings Co., Ltd.                 4,200    191,352
    Parco Co., Ltd.                                  6,200     76,416
    Paris Miki Holdings, Inc.                        6,100     25,609
#   Park24 Co., Ltd.                                13,700    346,717
#   Pasco Corp.                                      8,000     26,982
    Pasona Group, Inc.                               5,800     64,470
    PC Depot Corp.                                  13,800     79,434
    Pegasus Sewing Machine Manufacturing Co., Ltd.   6,000     40,418
    Penta-Ocean Construction Co., Ltd.             125,800    749,399
#   Pepper Food Service Co., Ltd.                    1,900     70,273

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
#*  PeptiDream, Inc.                                 5,800 $  182,242
    Persol Holdings Co., Ltd.                        9,300    176,326
    PIA Corp.                                        1,100     39,018
    Pigeon Corp.                                     8,400    311,360
    Pilot Corp.                                      5,700    248,284
    Piolax, Inc.                                     9,300    256,912
*   Pioneer Corp.                                  107,600    212,470
#   Plenus Co., Ltd.                                 5,500    128,825
    Pocket Card Co., Ltd.                            5,700     37,442
    Pola Orbis Holdings, Inc.                        7,200    199,752
    Poletowin Pitcrew Holdings, Inc.                 6,000     79,989
    Press Kogyo Co., Ltd.                           32,200    151,454
    Pressance Corp.                                 13,800    190,474
    Prestige International, Inc.                    14,800    162,095
    Prima Meat Packers, Ltd.                        70,000    446,891
    Pronexus, Inc.                                   4,200     47,595
#   Prospect Co., Ltd.                              19,000     12,224
    Proto Corp.                                      3,200     50,021
    PS Mitsubishi Construction Co., Ltd.             9,400     43,119
    Punch Industry Co., Ltd.                         3,400     40,819
    Qol Co., Ltd.                                    5,500     88,741
    Quick Co., Ltd.                                  3,200     45,958
    Raito Kogyo Co., Ltd.                           15,300    165,275
    Rakuten, Inc.                                   21,600    263,848
    Rasa Industries, Ltd.                           34,000     48,003
#   Raysum Co., Ltd.                                 4,600     41,109
    Recruit Holdings Co., Ltd.                      32,200    557,372
#   Relia, Inc.                                      2,800     29,932
    Relo Group, Inc.                                13,000    260,930
    Renaissance, Inc.                                1,600     28,970
    Renesas Easton Co., Ltd.                         2,200     11,777
    Rengo Co., Ltd.                                 54,900    311,652
#*  Renown, Inc.                                    15,200     28,363
    Resona Holdings, Inc.                          239,400  1,233,307
    Resorttrust, Inc.                                9,900    182,492
    Rheon Automatic Machinery Co., Ltd.              6,000     64,906
    Rhythm Watch Co., Ltd.                          18,000     38,385
    Ricoh Co., Ltd.                                 89,700    843,405
    Ricoh Leasing Co., Ltd.                          5,000    174,702
    Ride On Express Co., Ltd.                        2,800     25,706
#   Right On Co., Ltd.                               5,000     45,361
    Riken Corp.                                      2,300    107,647
    Riken Keiki Co., Ltd.                            2,900     54,825
#   Riken Technos Corp.                             12,200     68,123
    Riken Vitamin Co., Ltd.                          1,300     50,822
    Ringer Hut Co., Ltd.                             4,000     92,414
    Rinnai Corp.                                     1,300    121,365
    Rion Co., Ltd.                                   1,800     31,849
    Riso Kagaku Corp.                                6,100    127,554
    Riso Kyoiku Co., Ltd.                            7,500     56,148
    Rock Field Co., Ltd.                             5,600     94,708
    Rohm Co., Ltd.                                   7,100    548,749
    Rohto Pharmaceutical Co., Ltd.                  15,200    307,045

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES VALUE++
                                                   ------ --------
JAPAN -- (Continued)
    Rokko Butter Co., Ltd.                          6,100 $137,902
    Roland DG Corp.                                 4,400  110,263
#   Rorze Corp.                                     2,300   49,569
    Round One Corp.                                31,600  337,488
    Royal Holdings Co., Ltd.                        9,000  215,741
*   Royal Hotel, Ltd. (The)                         8,000   14,866
    RS Technologies Co., Ltd.                         400   15,505
#*  RVH, Inc.                                       6,700   43,448
    Ryobi, Ltd.                                    44,000  208,082
    Ryoden Corp.                                    7,000   50,932
    Ryohin Keikaku Co., Ltd.                        1,500  383,465
    Ryosan Co., Ltd.                                9,300  363,735
    Ryoyo Electro Corp.                             7,300  117,623
#   S Foods, Inc.                                   4,200  156,374
    Sac's Bar Holdings, Inc.                        7,200   79,144
    Sagami Rubber Industries Co., Ltd.              3,000   46,053
    Saibu Gas Co., Ltd.                            56,000  140,631
    Saizeriya Co., Ltd.                            11,100  322,918
    Sakai Chemical Industry Co., Ltd.              21,000   85,102
    Sakai Heavy Industries, Ltd.                   10,000   30,910
    Sakai Moving Service Co., Ltd.                  2,200  106,178
#   Sakai Ovex Co., Ltd.                            2,700   44,406
    Sakata INX Corp.                                7,400  133,813
#   Sakata Seed Corp.                               1,800   54,934
#   Sakura Internet, Inc.                           2,500   19,205
    Sala Corp.                                      2,300   19,163
    SAMTY Co., Ltd.                                 4,800   70,435
    San-A Co., Ltd.                                 3,600  160,562
    San-Ai Oil Co., Ltd.                           18,000  182,883
    San-In Godo Bank, Ltd. (The)                   26,100  211,992
#*  Sanden Holdings Corp.                          33,000   94,125
#   Sanei Architecture Planning Co., Ltd.           3,700   65,980
    Sangetsu Corp.                                  9,300  167,559
    Sanken Electric Co., Ltd.                      41,000  207,849
    Sanki Engineering Co., Ltd.                    12,500  141,324
#   Sanko Metal Industrial Co., Ltd.                  800   24,103
    Sankyo Co., Ltd.                                8,400  275,708
    Sankyo Frontier Co., Ltd.                       1,000   13,107
    Sankyo Seiko Co., Ltd.                          3,500   12,410
#   Sankyo Tateyama, Inc.                           8,200  115,845
    Sankyu, Inc.                                   90,000  677,866
    Sanoh Industrial Co., Ltd.                      5,700   41,095
    Sanrio Co., Ltd.                                6,000  120,506
    Sansei Technologies, Inc.                       4,800   40,839
    Sanshin Electronics Co., Ltd.                   7,300   91,810
    Santen Pharmaceutical Co., Ltd.                18,700  263,453
    Sanwa Holdings Corp.                           48,200  521,939
    Sanyo Chemical Industries, Ltd.                 4,000  189,957
    Sanyo Denki Co., Ltd.                          12,000  133,668
    Sanyo Electric Railway Co., Ltd.               16,000   81,953
    Sanyo Housing Nagoya Co., Ltd.                  1,400   14,306
#   Sanyo Shokai, Ltd.                              3,900   58,731
    Sanyo Special Steel Co., Ltd.                  32,000  194,160

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Sanyo Trading Co., Ltd.                          1,900 $   43,290
    Sapporo Holdings, Ltd.                          22,600    615,543
    Sato Holdings Corp.                              9,200    220,646
    Satori Electric Co., Ltd.                        6,800     56,086
#   Sawada Holdings Co., Ltd.                        3,800     34,503
    Sawai Pharmaceutical Co., Ltd.                   9,300    524,164
#   Saxa Holdings, Inc.                             17,000     34,666
    SBI Holdings, Inc.                              52,600    752,525
    SBS Holdings, Inc.                               7,700     58,764
#   Scala, Inc.                                     11,600     89,241
    SCREEN Holdings Co., Ltd.                        7,400    494,633
    Scroll Corp.                                     9,700     33,886
    SCSK Corp.                                       4,000    168,801
    Secom Co., Ltd.                                  7,500    562,709
    Seed Co., Ltd.                                   2,700     57,511
    Sega Sammy Holdings, Inc.                       34,400    464,150
#   Seibu Holdings, Inc.                            10,500    183,169
    Seika Corp.                                     21,000     90,783
    Seikagaku Corp.                                  8,400    135,329
    Seikitokyu Kogyo Co., Ltd.                      10,000     54,223
#   Seiko Epson Corp.                               38,000  1,000,253
    Seiko Holdings Corp.                            48,000    214,270
#   Seiko PMC Corp.                                  3,400     38,652
    Seino Holdings Co., Ltd.                        37,600    506,279
    Seiren Co., Ltd.                                13,300    224,786
    Sekisui Chemical Co., Ltd.                      50,500    930,227
    Sekisui House, Ltd.                             44,800    775,496
    Sekisui Jushi Corp.                              9,000    163,666
    Sekisui Plastics Co., Ltd.                       7,500     64,110
    Senko Group Holdings Co., Ltd.                  40,800    277,749
    Senshu Electric Co., Ltd.                        1,400     28,178
    Senshu Ikeda Holdings, Inc.                     78,700    326,003
#   Senshukai Co., Ltd.                              7,500     46,220
#   Septeni Holdings Co., Ltd.                      24,100     73,677
    Seria Co., Ltd.                                  4,200    208,456
    Seven & I Holdings Co., Ltd.                    40,000  1,612,186
#   Seven Bank, Ltd.                               140,500    556,009
    SFP Holdings Co., Ltd.                           3,500     55,249
#*  Sharp Corp.                                     24,000     84,485
    Shibaura Electronics Co., Ltd.                   3,500    117,961
    Shibaura Mechatronics Corp.                     26,000     80,197
    Shibusawa Warehouse Co., Ltd. (The)             10,000     32,925
    Shibuya Corp.                                    5,700    173,551
    Shidax Corp.                                     6,000     24,220
    Shiga Bank, Ltd. (The)                          69,000    365,676
    Shikoku Bank, Ltd. (The)                        57,000    152,844
    Shikoku Chemicals Corp.                         10,000    128,001
#   Shikoku Electric Power Co., Inc.                20,100    241,540
    Shima Seiki Manufacturing, Ltd.                  3,300    160,490
    Shimachu Co., Ltd.                              15,500    387,868
    Shimadzu Corp.                                  12,000    236,279
    Shimamura Co., Ltd.                              2,400    298,423
    Shimano, Inc.                                    2,700    395,848

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Shimizu Bank, Ltd. (The)                         1,400 $   44,442
    Shimizu Corp.                                  105,000  1,109,428
    Shin Nippon Air Technologies Co., Ltd.           3,300     47,570
    Shin-Etsu Chemical Co., Ltd.                    11,500  1,051,847
    Shin-Etsu Polymer Co., Ltd.                     15,700    152,124
    Shinagawa Refractories Co., Ltd.                20,000     54,565
    Shindengen Electric Manufacturing Co., Ltd.     28,000    145,211
#*  Shinkawa, Ltd.                                   6,900     46,531
    Shinko Electric Industries Co., Ltd.            23,200    168,802
    Shinko Plantech Co., Ltd.                       13,100    111,936
    Shinko Shoji Co., Ltd.                           5,100     66,646
    Shinmaywa Industries, Ltd.                      23,000    201,102
    Shinnihon Corp.                                  8,500     69,235
#   Shinoken Group Co., Ltd.                         7,200    171,334
    Shinsei Bank, Ltd.                             242,000    398,877
    Shinsho Corp.                                    1,100     29,111
    Shinwa Co., Ltd.                                 1,400     27,874
    Shionogi & Co., Ltd.                             6,200    331,018
    Ship Healthcare Holdings, Inc.                  16,700    512,527
    Shiseido Co., Ltd.                              16,100    568,707
    Shizuoka Bank, Ltd. (The)                       57,000    508,553
    Shizuoka Gas Co., Ltd.                          22,600    170,940
    Shochiku Co., Ltd.                              11,000    150,816
    Shoei Co., Ltd.                                  3,000     85,933
    Shoei Foods Corp.                                3,500    149,783
    Shofu, Inc.                                      2,700     32,367
*   Shoko Co., Ltd.                                 25,000     23,796
*   Showa Corp.                                     15,400    148,766
    Showa Denko K.K.                                62,800  1,634,646
#*  Showa Holdings Co., Ltd.                         8,000     10,284
    Showa Sangyo Co., Ltd.                          31,000    168,456
    Showa Shell Sekiyu K.K.                         56,300    613,262
#   Siix Corp.                                       5,200    221,614
    Sinanen Holdings Co., Ltd.                       2,200     44,637
    Sinfonia Technology Co., Ltd.                   44,000    184,653
#   Sinko Industries, Ltd.                           5,800     88,609
    Sintokogio, Ltd.                                12,500    131,634
    SK-Electronics Co., Ltd.                         1,200     14,806
    SKY Perfect JSAT Holdings, Inc.                 47,500    213,229
    Skylark Co., Ltd.                               18,900    285,256
    SMC Corp.                                          700    222,535
    SMK Corp.                                       15,000     63,343
    SMS Co., Ltd.                                    8,100    256,322
    Snow Peak, Inc.                                    400     11,760
    SNT Corp.                                        5,100     33,470
    Soda Nikka Co., Ltd.                             3,600     17,853
    Sodick Co., Ltd.                                11,200    136,404
    SoftBank Group Corp.                            30,672  2,472,088
    Softbank Technology Corp.                        4,400     70,573
#   Softbrain Co., Ltd.                             18,000     70,562
    Softcreate Holdings Corp.                        3,200     42,141
    Software Service, Inc.                             700     31,757
    Sogo Medical Co., Ltd.                           4,500    205,846

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Sohgo Security Services Co., Ltd.               12,800 $  542,578
    Sojitz Corp.                                   236,300    595,256
    Soken Chemical & Engineering Co., Ltd.           1,300     18,252
    Soliton Systems K.K.                             1,100     10,526
    Sompo Holdings, Inc.                            24,900    976,633
    Sony Corp.                                      68,600  2,818,384
    Sony Corp. Sponsored ADR                         9,300    381,951
#   Sony Financial Holdings, Inc.                   13,600    235,117
*   Sosei Group Corp.                                3,500    363,135
    Sotetsu Holdings, Inc.                          41,000    200,733
    Sotoh Co., Ltd.                                  1,600     16,753
    Space Co., Ltd.                                  1,500     20,109
    Sparx Group Co., Ltd.                           14,500     28,901
    Square Enix Holdings Co., Ltd.                   7,400    242,119
    SRA Holdings                                     3,400     93,211
    Srg Takamiya Co., Ltd.                           7,000     36,596
    ST Corp.                                         3,000     75,285
    St Marc Holdings Co., Ltd.                       5,500    171,897
    Stanley Electric Co., Ltd.                      24,800    819,241
    Star Mica Co., Ltd.                                700     19,991
    Star Micronics Co., Ltd.                         5,600     92,710
    Start Today Co., Ltd.                           15,000    423,251
    Starts Corp., Inc.                              13,500    352,749
    Starzen Co., Ltd.                                2,300    103,043
#   Stella Chemifa Corp.                             3,600    101,195
    Step Co., Ltd.                                     900     11,921
    Studio Alice Co., Ltd.                           4,600    108,023
    Subaru Corp.                                    28,200  1,017,372
    Sugi Holdings Co., Ltd.                          2,500    127,557
    Sugimoto & Co., Ltd.                             1,300     19,166
#   Sumco Corp.                                     31,100    503,326
    Sumida Corp.                                     7,300    139,637
#   Suminoe Textile Co., Ltd.                       15,000     42,147
    Sumitomo Bakelite Co., Ltd.                     46,000    334,174
    Sumitomo Chemical Co., Ltd.                    334,000  1,951,936
    Sumitomo Corp.                                  68,400    924,550
    Sumitomo Dainippon Pharma Co., Ltd.             15,400    215,722
    Sumitomo Densetsu Co., Ltd.                      6,400    101,931
    Sumitomo Electric Industries, Ltd.              76,900  1,243,046
    Sumitomo Forestry Co., Ltd.                     33,000    505,148
    Sumitomo Heavy Industries, Ltd.                116,000    845,688
    Sumitomo Metal Mining Co., Ltd.                 57,000    860,852
    Sumitomo Mitsui Construction Co., Ltd.         333,600    362,713
    Sumitomo Mitsui Financial Group, Inc.           80,100  3,090,721
    Sumitomo Mitsui Trust Holdings, Inc.            20,600    756,495
    Sumitomo Osaka Cement Co., Ltd.                111,000    519,570
    Sumitomo Precision Products Co., Ltd.            6,000     19,508
    Sumitomo Realty & Development Co., Ltd.         39,000  1,180,621
    Sumitomo Riko Co., Ltd.                         13,100    137,026
    Sumitomo Rubber Industries, Ltd.                48,500    840,999
    Sumitomo Seika Chemicals Co., Ltd.               4,500    226,248
    Sumitomo Warehouse Co., Ltd. (The)              41,000    262,719
#   Sun Corp.                                        3,300     21,140

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Sun Frontier Fudousan Co., Ltd.                 10,400 $  110,990
    Sun-Wa Technos Corp.                             1,700     28,928
    Sundrug Co., Ltd.                                3,800    141,559
    Suntory Beverage & Food, Ltd.                    3,500    171,568
    Suruga Bank, Ltd.                               15,900    383,411
    Suzuken Co., Ltd.                               15,770    526,670
    Suzuki Motor Corp.                              24,300  1,151,852
*   SWCC Showa Holdings Co., Ltd.                   80,000     65,973
    Sysmex Corp.                                     4,100    234,705
    Systena Corp.                                    2,600     59,603
    T Hasegawa Co., Ltd.                             5,500    115,861
    T RAD Co., Ltd.                                 22,000     69,516
    T&D Holdings, Inc.                              77,900  1,149,162
    T&K Toka Co., Ltd.                               3,400     37,297
    T-Gaia Corp.                                     4,000     80,051
#   Tabuchi Electric Co., Ltd.                       8,700     26,697
    Tachi-S Co., Ltd.                                8,600    156,893
    Tachibana Eletech Co., Ltd.                      3,880     56,114
    Tachikawa Corp.                                  3,600     41,932
    Tadano, Ltd.                                    32,000    396,338
    Taihei Dengyo Kaisha, Ltd.                      10,000    144,523
    Taiheiyo Cement Corp.                          282,000  1,058,142
    Taiheiyo Kouhatsu, Inc.                         43,000     41,317
    Taiho Kogyo Co., Ltd.                            6,100     85,993
    Taikisha, Ltd.                                   5,600    150,620
#   Taiko Pharmaceutical Co., Ltd.                     700     14,107
    Taisei Corp.                                    82,000    784,906
    Taisei Lamick Co., Ltd.                          1,700     44,871
    Taisho Pharmaceutical Holdings Co., Ltd.         2,700    202,264
    Taiyo Holdings Co., Ltd.                         5,000    237,583
#   Taiyo Nippon Sanso Corp.                        33,900    391,781
    Taiyo Yuden Co., Ltd.                           44,700    750,604
    Takamatsu Construction Group Co., Ltd.           4,300    112,815
    Takano Co., Ltd.                                 5,000     53,191
    Takaoka Toko Co., Ltd.                           3,000     50,222
    Takara Holdings, Inc.                           13,400    133,806
    Takara Leben Co., Ltd.                          38,700    177,533
#   Takara Printing Co., Ltd.                        1,000     14,883
    Takara Standard Co., Ltd.                       12,300    206,524
    Takasago International Corp.                     4,100    161,044
    Takasago Thermal Engineering Co., Ltd.          10,100    168,575
    Takashimaya Co., Ltd.                           57,000    521,427
    Take And Give Needs Co., Ltd.                    4,000     28,163
    Takeda Pharmaceutical Co., Ltd.                 20,600  1,088,233
    Takeei Corp.                                     9,800     99,260
    Takeuchi Manufacturing Co., Ltd.                13,400    259,735
    Takihyo Co., Ltd.                                3,000     12,623
    Takisawa Machine Tool Co., Ltd.                 22,000     35,089
    Takuma Co., Ltd.                                13,300    136,215
    Tama Home Co., Ltd.                              6,500     43,011
    Tamron Co., Ltd.                                 4,200     78,783
    Tamura Corp.                                    30,000    163,920
#   Tanseisha Co., Ltd.                             10,550    106,381

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES  VALUE++
                                                   ------ ----------
JAPAN -- (Continued)
    Tatsuta Electric Wire and Cable Co., Ltd.      12,300 $   78,855
    Tayca Corp.                                    12,000    106,136
    Tazmo Co., Ltd.                                 1,000     19,782
    TBK Co., Ltd.                                   2,900     13,060
    TDC Software Engineering, Inc.                  1,200     13,561
    TDK Corp.                                      15,800  1,135,569
    Tear Corp.                                      1,900     13,656
    TechMatrix Corp.                                7,000    116,894
    Techno Ryowa, Ltd.                              1,900     14,636
    TechnoPro Holdings, Inc.                        6,200    265,999
#   Tecnos Japan, Inc.                              3,200     31,839
    Teijin, Ltd.                                   48,100    964,375
    Teikoku Electric Manufacturing Co., Ltd.        5,100     52,992
    Teikoku Sen-I Co., Ltd.                         4,500     81,969
    Tekken Corp.                                   33,000    101,329
    Tenma Corp.                                     4,000     80,721
    Terumo Corp.                                    8,200    310,042
    THK Co., Ltd.                                  20,000    610,675
    Tigers Polymer Corp.                            1,500     10,098
    TIS, Inc.                                      19,800    598,551
    TKC Corp.                                       3,800    110,547
    Toa Corp.(6894434)                              8,700     90,732
*   Toa Corp.(6894508)                              6,900    112,659
    Toa Oil Co., Ltd.                              10,000     13,058
    TOA ROAD Corp.                                 15,000     61,983
    Toagosei Co., Ltd.                             33,400    402,872
    Tobishima Corp.                                76,500    117,086
    Tobu Railway Co., Ltd.                         37,000    195,910
    TOC Co., Ltd.                                   4,700     44,166
    Tocalo Co., Ltd.                                5,600    213,969
    Tochigi Bank, Ltd. (The)                        6,000     24,415
    Toda Corp.                                     51,000    350,610
    Toda Kogyo Corp.                               14,000     53,118
    Toei Animation Co., Ltd.                        1,300     98,886
    Toei Co., Ltd.                                 22,000    224,304
    Toell Co., Ltd.                                 1,900     15,550
    Toenec Corp.                                   11,000     66,795
    Togami Electric Manufacturing Co., Ltd.         5,000     21,937
    Toho Bank, Ltd. (The)                          62,000    216,327
    Toho Co., Ltd.(6895200)                         4,300    154,961
    Toho Co., Ltd.(6895211)                         1,100     28,896
    Toho Gas Co., Ltd.                             40,000    271,071
#   Toho Holdings Co., Ltd.                        16,100    318,276
#   Toho Titanium Co., Ltd.                        10,800     83,640
    Toho Zinc Co., Ltd.                            47,000    202,377
    Tohoku Electric Power Co., Inc.                19,600    267,007
    Tokai Carbon Co., Ltd.                         59,700    385,269
    Tokai Corp.                                     2,300    101,632
    TOKAI Holdings Corp.                           28,500    219,164
    Tokai Rika Co., Ltd.                           16,100    295,635
    Tokai Tokyo Financial Holdings, Inc.           56,500    329,564
    Token Corp.                                     2,700    343,266
    Tokio Marine Holdings, Inc.                    42,400  1,783,058

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc. ADR                  1,600 $   67,520
    Tokushu Tokai Paper Co., Ltd.                    3,200    120,378
*   Tokuyama Corp.                                 153,000    695,088
*   Tokyo Base Co., Ltd.                             1,400     66,089
    Tokyo Broadcasting System Holdings, Inc.         8,500    160,660
    Tokyo Century Corp.                             13,300    566,501
    Tokyo Dome Corp.                                22,900    220,406
*   Tokyo Electric Power Co. Holdings, Inc.         60,800    257,895
    Tokyo Electron Device, Ltd.                      1,500     24,315
    Tokyo Electron, Ltd.                             4,500    632,870
    Tokyo Energy & Systems, Inc.                     8,000     78,291
    Tokyo Gas Co., Ltd.                             75,000    397,937
#   Tokyo Individualized Educational Institute,
      Inc.                                           6,100     70,214
#   Tokyo Keiki, Inc.                               33,000     86,748
    Tokyo Ohka Kogyo Co., Ltd.                      11,200    364,580
    Tokyo Rope Manufacturing Co., Ltd.               5,600     85,755
    Tokyo Seimitsu Co., Ltd.                         7,300    253,210
    Tokyo Steel Manufacturing Co., Ltd.             28,300    242,593
    Tokyo Tatemono Co., Ltd.                        36,500    496,642
    Tokyo Tekko Co., Ltd.                            3,000     12,348
    Tokyo Theatres Co., Inc.                        28,000     36,805
    Tokyo TY Financial Group, Inc.                   8,300    220,893
    Tokyotokeiba Co., Ltd.                           4,300    139,624
    Tokyu Construction Co., Ltd.                    30,200    241,508
    Tokyu Corp.                                     21,500    316,372
    Tokyu Fudosan Holdings Corp.                   112,100    672,440
    Toli Corp.                                      11,500     37,417
    Tomato Bank, Ltd.                                  800     11,151
    Tomoe Corp.                                      7,300     24,174
    Tomoe Engineering Co., Ltd.                      2,100     34,523
    Tomoku Co., Ltd.                                16,000     56,577
    TOMONY Holdings, Inc.                           49,500    242,062
    Tomy Co., Ltd.                                  21,700    265,443
    Tonami Holdings Co., Ltd.                       17,000     66,840
    Topcon Corp.                                    30,900    528,684
    Toppan Forms Co., Ltd.                          15,200    158,042
    Toppan Printing Co., Ltd.                       58,000    612,927
    Topre Corp.                                     11,700    308,423
    Topy Industries, Ltd.                            5,200    159,706
    Toray Industries, Inc.                         177,400  1,601,908
    Toridoll Holdings Corp.                          5,300    148,561
    Torigoe Co., Ltd. (The)                          1,300      9,665
    Torii Pharmaceutical Co., Ltd.                   4,600    128,459
#   Torikizoku Co., Ltd.                             1,200     28,073
    Torishima Pump Manufacturing Co., Ltd.           5,200     53,143
    Tosei Corp.                                     12,500     97,698
#*  Toshiba Corp.                                  163,000    369,852
    Toshiba Machine Co., Ltd.                       40,000    189,945
    Toshiba Plant Systems & Services Corp.           7,400    120,504
    Toshiba TEC Corp.                               45,000    249,080
    Tosho Co., Ltd.                                  1,800     83,137
    Tosho Printing Co., Ltd.                        10,000     49,347
    Tosoh Corp.                                    152,000  1,799,700

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES    VALUE++
                                                   ------- -----------
JAPAN -- (Continued)
    Totech Corp.                                       800 $    14,506
    Totetsu Kogyo Co., Ltd.                          8,800     274,755
    TOTO, Ltd.                                       8,599     346,036
    Tottori Bank, Ltd. (The)                           700      10,803
    Tow Co., Ltd.                                    6,900      55,078
    Towa Bank, Ltd. (The)                          102,000     113,604
#   Towa Corp.                                       5,800      90,362
    Towa Pharmaceutical Co., Ltd.                    2,900     140,076
    Toyo Construction Co., Ltd.                     23,600     101,025
    Toyo Corp.                                       5,700      54,983
    Toyo Denki Seizo K.K.                            2,000      34,901
#   Toyo Engineering Corp.                          48,000     126,245
    Toyo Ink SC Holdings Co., Ltd.                  55,000     284,981
    Toyo Kanetsu K.K.                               29,000      94,924
    Toyo Kohan Co., Ltd.                            18,100      79,563
    Toyo Machinery & Metal Co., Ltd.                 6,400      46,233
    Toyo Securities Co., Ltd.                       18,000      40,883
    Toyo Seikan Group Holdings, Ltd.                29,400     481,935
    Toyo Suisan Kaisha, Ltd.                         4,800     174,385
    Toyo Tanso Co., Ltd.                             3,800      63,600
    Toyo Tire & Rubber Co., Ltd.                    34,100     699,955
    Toyo Wharf & Warehouse Co., Ltd.                23,000      39,221
    Toyobo Co., Ltd.                               298,000     567,423
    Toyoda Gosei Co., Ltd.                          22,400     528,517
    Toyota Boshoku Corp.                            12,600     263,145
    Toyota Industries Corp.                         10,200     547,249
    Toyota Motor Corp.                             222,288  12,528,116
    Toyota Motor Corp. Sponsored ADR                10,100   1,139,684
    Toyota Tsusho Corp.                             35,000   1,125,181
    TPR Co., Ltd.                                   10,000     315,791
    Trancom Co., Ltd.                                4,100     202,633
#   Transaction Co., Ltd.                            2,000      20,750
    Transcosmos, Inc.                                6,100     146,603
    Trend Micro, Inc.                                5,400     270,066
#   Tri Chemical Laboratories, Inc.                    800      21,963
    Trusco Nakayama Corp.                           10,000     256,481
    Trust Tech, Inc.                                 1,200      25,216
    TS Tech Co., Ltd.                               16,800     497,911
    TSI Holdings Co., Ltd.                          23,700     171,146
#   Tsubaki Nakashima Co., Ltd.                      1,800      36,128
    Tsubakimoto Chain Co.                           44,000     373,315
    Tsubakimoto Kogyo Co., Ltd.                      5,000      22,964
#*  Tsudakoma Corp.                                 25,000      42,838
    Tsugami Corp.                                    9,000      72,144
    Tsukada Global Holdings, Inc.                    1,800       9,795
    Tsukishima Kikai Co., Ltd.                       7,400      83,895
    Tsukuba Bank, Ltd.                              23,600      70,756
    Tsukui Corp.                                    21,800     132,382
    Tsumura & Co.                                   11,300     439,192
    Tsuruha Holdings, Inc.                           2,000     209,843
    Tsurumi Manufacturing Co., Ltd.                  4,900      82,066
    Tsutsumi Jewelry Co., Ltd.                       1,600      28,951
    TV Asahi Holdings Corp.                          6,200     112,737

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES  VALUE++
                                                   ------- --------
JAPAN -- (Continued)
    Tv Tokyo Holdings Corp.                          4,800 $ 99,861
#*  U-Shin, Ltd.                                     6,000   40,297
    UACJ Corp.                                      90,000  265,640
    Ube Industries, Ltd.                           356,000  964,358
    UKC Holdings Corp.                               4,400   66,094
    Ulvac, Inc.                                     11,000  589,770
    Umenohana Co., Ltd.                                500   12,700
    Unicharm Corp.                                  12,900  330,981
    Uniden Holdings Corp.                           25,000   59,525
    Union Tool Co.                                   1,900   56,404
    Unipres Corp.                                   12,900  300,020
    United Arrows, Ltd.                              7,300  221,250
    United Super Markets Holdings, Inc.             18,200  184,686
*   Unitika, Ltd.                                  137,000   96,883
    Universal Entertainment Corp.                    5,400  154,924
#   Unizo Holdings Co., Ltd.                         5,400  125,293
#   Urbanet Corp. Co., Ltd.                          6,200   24,792
    Ushio, Inc.                                     34,800  488,396
    USS Co., Ltd.                                   10,000  202,013
*   UT Group Co., Ltd.                               7,800  140,033
#   V Technology Co., Ltd.                           1,300  222,563
*   V-Cube, Inc.                                     2,200   12,384
    Valor Holdings Co., Ltd.                        12,500  282,498
    ValueCommerce Co., Ltd.                          2,700   16,764
    Vector, Inc.                                     8,100  117,893
#   VeriServe Corp.                                  1,100   33,686
    VIA Holdings, Inc.                               7,400   64,896
*   Vision, Inc.                                     1,200   28,801
    Vital KSK Holdings, Inc.                        10,600   84,902
#   Vitec Holdings Co., Ltd.                         2,300   29,428
    Voyage Group, Inc.                               4,500   84,736
    VT Holdings Co., Ltd.                           36,700  187,603
#   W-Scope Corp.                                    3,600   76,429
    Wacoal Holdings Corp.                           32,000  449,531
    Wakachiku Construction Co., Ltd.                38,000   59,957
    Wakita & Co., Ltd.                              14,600  164,659
    Warabeya Nichiyo Holdings Co., Ltd.              4,800  129,604
    Watahan & Co., Ltd.                              2,200   46,393
    WATAMI Co., Ltd.                                 5,500   67,235
    Watts Co., Ltd.                                  1,100   14,402
    WDB Holdings Co., Ltd.                           2,700   56,450
    Weathernews, Inc.                                1,500   46,644
    Welcia Holdings Co., Ltd.                        4,600  174,802
#   Wellnet Corp.                                    2,400   29,763
    West Holdings Corp.                              6,900   53,261
    West Japan Railway Co.                           3,400  244,049
    WIN-Partners Co., Ltd.                           4,100   51,961
#   WirelessGate, Inc.                               2,100   27,516
    Wood One Co., Ltd.                               6,000   15,679
    World Holdings Co., Ltd.                         2,100   51,094
    Wowow, Inc.                                      2,200   63,917
    Xebio Holdings Co., Ltd.                         8,800  165,741
#   YA-MAN, Ltd.                                       500   38,580

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES VALUE++
                                                   ------ --------
JAPAN -- (Continued)
#   YAC Holdings Co., Ltd.                          2,400 $ 29,768
    Yachiyo Industry Co., Ltd.                      1,200   13,893
    Yahagi Construction Co., Ltd.                   7,200   59,663
#   Yahoo Japan Corp.                              33,300  150,714
    Yaizu Suisankagaku Industry Co., Ltd.           1,500   16,442
    Yakult Honsha Co., Ltd.                         1,500  102,218
#   Yakuodo Co., Ltd.                               3,300   90,134
    YAMABIKO Corp.                                 11,700  141,466
#   YAMADA Consulting Group Co., Ltd.               1,000   63,051
#   Yamada Denki Co., Ltd.                         96,788  516,930
    Yamagata Bank, Ltd. (The)                      47,000  213,359
    Yamaguchi Financial Group, Inc.                37,000  435,484
    Yamaha Corp.                                   13,200  466,794
    Yamaha Motor Co., Ltd.                         39,500  992,064
    Yamaichi Electronics Co., Ltd.                  6,900  134,324
    Yamanashi Chuo Bank, Ltd. (The)                48,000  196,063
#   Yamatane Corp.                                  2,600   38,487
    Yamato Corp.                                    2,800   17,415
    Yamato Holdings Co., Ltd.                      25,100  503,815
    Yamato Kogyo Co., Ltd.                         12,200  341,970
    Yamazaki Baking Co., Ltd.                      16,000  320,970
    Yamazen Corp.                                  10,400  106,769
    Yaoko Co., Ltd.                                 8,100  349,500
    Yaskawa Electric Corp.                         27,200  729,212
    Yasuda Logistics Corp.                          3,800   26,681
#   Yasunaga Corp.                                  2,600   38,611
    Yellow Hat, Ltd.                                4,200  108,465
    Yodogawa Steel Works, Ltd.                      7,500  206,227
    Yokogawa Bridge Holdings Corp.                 11,700  178,013
    Yokogawa Electric Corp.                        50,000  841,496
    Yokohama Reito Co., Ltd.                       14,000  139,225
    Yokohama Rubber Co., Ltd. (The)                44,900  904,182
    Yokowo Co., Ltd.                                6,300   83,286
    Yomeishu Seizo Co., Ltd.                        1,600   30,749
    Yomiuri Land Co., Ltd.                         17,000   81,049
    Yondoshi Holdings, Inc.                         4,100  102,976
    Yorozu Corp.                                    7,100  119,842
#   Yoshinoya Holdings Co., Ltd.                    7,000  118,356
    Yuasa Trading Co., Ltd.                         6,300  201,855
    Yuken Kogyo Co., Ltd.                          11,000   23,337
#   Yume No Machi Souzou Iinkai Co., Ltd.           6,100   69,473
#   Yumeshin Holdings Co., Ltd.                     6,500   44,303
    Yurtec Corp.                                   15,000  101,828
    Yusen Logistics Co., Ltd.                       5,000   45,298
#   Yushin Precision Equipment Co., Ltd.            1,500   37,690
    Yushiro Chemical Industry Co., Ltd.             2,800   38,122
    Zenitaka Corp. (The)                           10,000   43,094
    Zenkoku Hosho Co., Ltd.                         6,200  266,617
    Zenrin Co., Ltd.                                6,800  209,276
    Zensho Holdings Co., Ltd.                      12,700  229,733
    Zeon Corp.                                     59,000  736,090
    ZERIA Pharmaceutical Co., Ltd.                  4,600   80,162
*   ZIGExN Co., Ltd.                                2,900   42,291

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- ------------
JAPAN -- (Continued)
    Zojirushi Corp.                                   12,300 $    128,409
#   Zuiko Corp.                                          700       24,697
    Zuken, Inc.                                        6,800       89,422
                                                             ------------
TOTAL JAPAN                                                   441,309,904
                                                             ------------
MALAYSIA -- (0.6%)
    7-Eleven Malaysia Holdings Bhd Class B            39,600       12,666
    Aeon Co. M Bhd                                   180,200       92,193
#   Aeon Credit Service M Bhd                         16,049       50,964
    Affin Holdings Bhd                                97,400       58,465
    AirAsia Bhd                                      632,600      476,958
*   AirAsia X Bhd                                    700,000       63,680
    Ajinomoto Malaysia Bhd                             4,300       26,013
    Alliance Financial Group Bhd                     219,700      201,719
    AMMB Holdings Bhd                                348,200      402,400
    Ann Joo Resources Bhd                             44,300       31,340
    Astro Malaysia Holdings Bhd                      138,200       83,257
#   Axiata Group Bhd                                 244,317      264,196
*   Berjaya Assets BHD                                88,400       25,376
*   Berjaya Corp. Bhd                              1,139,136       87,801
    Berjaya Food Bhd                                  35,000       11,444
    Berjaya Sports Toto Bhd                          101,006       56,139
#   Bermaz Auto Bhd                                   80,100       36,657
    BIMB Holdings Bhd                                 84,500       86,027
    Boustead Holdings Bhd                            116,800       73,351
    Boustead Plantations Bhd                          34,800       13,488
    British American Tobacco Malaysia Bhd             13,800      141,758
*   Bumi Armada Bhd                                  810,800      132,568
    Bursa Malaysia Bhd                               109,100      264,024
    Cahya Mata Sarawak Bhd                           136,600      127,502
    Carlsberg Brewery Malaysia Bhd Class B            32,200      112,792
    CB Industrial Product Holding Bhd                 88,300       41,862
    Century Logistics Holdings Bhd Class B            80,400       23,275
    CIMB Group Holdings Bhd                          278,541      426,041
    Coastal Contracts Bhd                             22,700        6,996
    Cypark Resources Bhd                              35,200       20,709
    D&O Green Technologies Bhd                       138,700       20,221
#   Datasonic Group Bhd                              113,400       30,991
*   Dayang Enterprise Holdings Bhd                    39,800        9,480
*   Destinii Bhd                                     262,000       40,077
    Dialog Group Bhd                                 229,100      103,278
#   DiGi.Com Bhd                                     117,900      132,162
#   DRB-Hicom Bhd                                    270,000      106,553
    Dutch Lady Milk Industries Bhd                     2,800       38,557
    Eastern & Oriental Bhd                           114,750       44,236
*   Eco World Development Group Bhd                  385,600      141,376
#   Ekovest Bhd                                      333,800       88,942

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES  VALUE++
                                                   ------- --------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Bhd                        78,450 $ 15,935
#   Felda Global Ventures Holdings Bhd             429,800  163,667
    Fraser & Neave Holdings Bhd                      3,400   19,768
#   Gadang Holdings Bhd                            113,750   33,745
    Gamuda Bhd                                     211,000  261,155
    Gas Malaysia Bhd                                32,800   22,287
#   Genting Bhd                                    406,000  921,704
#   Genting Malaysia Bhd                           208,700  292,183
    Genting Plantations Bhd                         21,400   53,564
    George Kent Malaysia BHD                        50,500   50,695
    Globetronics Technology Bhd                     52,700   75,774
    Hai-O Enterprise BHD                            49,800   49,765
    HAP Seng Consolidated Bhd                       63,700  135,213
    Hartalega Holdings Bhd                          64,000  105,713
    Heineken Malaysia Bhd                           20,900   87,753
*   Hengyuan Refining Co. Bhd                       26,500   48,630
#   HeveaBoard Bhd                                 130,500   50,883
*   Hibiscus Petroleum Bhd                         203,900   19,302
    Hong Leong Bank Bhd                             48,880  179,190
    Hong Leong Financial Group Bhd                  37,278  149,073
    Hong Leong Industries Bhd                       19,300   47,256
    IHH Healthcare Bhd                              34,000   46,873
    IJM Corp. Bhd                                  440,900  357,278
#   Inari Amertron Bhd                             434,350  259,671
    Insas Bhd                                      107,100   26,255
    IOI Corp. Bhd                                  133,000  138,802
    IOI Properties Group Bhd                       379,625  186,170
#*  Iskandar Waterfront City Bhd                   133,400   38,598
*   JAKS Resources Bhd                             155,300   54,001
#   Jaya Tiasa Holdings Bhd                        117,200   30,661
    JCY International Bhd                          290,600   38,656
#   Karex Bhd                                       48,450   18,316
    Kerjaya Prospek Group Bhd                       14,900   12,907
#*  KNM Group Bhd                                  580,320   33,200
    Kossan Rubber Industries                        67,100  111,265
    KPJ Healthcare Bhd                              92,000   89,362
*   KSL Holdings Bhd                               135,319   38,867
    Kuala Lumpur Kepong Bhd                         22,100  127,972
#   Lafarge Malayan Bhd                             41,000   54,710
    LBS Bina Group Bhd                              91,900   42,279
    Lii Hen Indsustries Bhd                         45,300   33,736
    Lingkaran Trans Kota Holdings Bhd               42,500   58,667
*   Lion Industries Corp. Bhd                       95,700   25,695
    LPI Capital Bhd                                 10,100   42,367
    Magni-Tech Industries Bhd                       62,700  111,317
    Magnum Bhd                                     130,500   52,118
    Mah Sing Group Bhd                             305,275  112,680
    Malakoff Corp. Bhd                             159,200   38,293
    Malayan Banking Bhd                            170,446  379,787
    Malayan Flour Mills Bhd                         92,000   50,485
    Malaysia Airports Holdings Bhd                 120,400  245,978
#   Malaysia Building Society Bhd                  473,333  135,934
#*  Malaysia Marine and Heavy Engineering
      Holdings Bhd                                  61,800   10,613

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES   VALUE++
                                                   --------- --------
MALAYSIA -- (Continued)
    Malaysian Pacific Industries Bhd                  32,900 $109,013
#   Malaysian Resources Corp. Bhd                    201,000   57,202
    Malton Bhd                                        92,900   25,589
    Matrix Concepts Holdings Bhd                      56,233   35,853
    Maxis Bhd                                         53,000   69,948
    MBM Resources Bhd                                 26,700   14,015
#   Media Prima Bhd                                  204,800   43,042
    Mega First Corp. Bhd                              36,200   32,472
    MISC Bhd                                         140,200  241,823
    Mitrajaya Holdings Bhd                            98,500   30,586
    MKH Bhd                                           71,500   37,569
    MMC Corp. Bhd                                    137,400   76,966
*   Mudajaya Group Bhd                                55,800   16,296
    Muhibbah Engineering M Bhd                        77,600   50,733
*   Mulpha International Bhd                          39,460   22,230
    My EG Services Bhd                               225,900  113,928
    NTPM Holdings Bhd                                104,000   19,175
*   OCK Group Bhd                                    171,300   35,791
#   Oldtown Bhd                                       48,400   31,092
    Oriental Holdings Bhd                             22,300   34,314
    OSK Holdings Bhd                                 180,300   67,340
#   Padini Holdings Bhd                              116,700  101,927
*   Parkson Holdings Bhd                              70,119    9,086
    Petron Malaysia Refining & Marketing Bhd          26,800   56,355
    Petronas Chemicals Group Bhd                     109,100  177,241
    Petronas Dagangan Bhd                             13,400   74,432
    Petronas Gas Bhd                                  19,500   85,326
#   Pos Malaysia Bhd                                  88,800  109,746
    PPB Group Bhd                                     46,400  182,657
    Press Metal Aluminium Holdings Bhd               361,200  240,434
    Protasco Bhd                                      73,625   17,870
    Public Bank Bhd                                   81,600  386,532
#   QL Resources Bhd                                  88,700  103,352
    RGB International Bhd                            284,600   18,944
    RHB Bank Bhd                                     124,057  144,882
    Sam Engineering & Equipment M Bhd                 10,100   19,650
    Sapura Energy Bhd                              1,202,800  432,778
    Sarawak Oil Palms Bhd                             41,000   34,273
    Scientex Bhd                                      55,500  112,258
    Shangri-La Hotels Malaysia Bhd                    17,500   20,427
#   Sime Darby Bhd                                    98,670  217,774
#   SKP Resources Bhd                                 89,000   28,709
    SP Setia Bhd Group                                85,856   66,366
    Star Media Group Bhd                              62,900   34,376
    Sunway Bhd                                       158,873  158,800
    Sunway Construction Group Bhd                     57,290   28,505
#   Supermax Corp. Bhd                               141,600   63,482
#   Syarikat Takaful Malaysia Bhd                     62,700   59,434
    Ta Ann Holdings Bhd                               68,280   55,812
    TA Enterprise Bhd                                192,500   27,213
    TA Global Bhd                                    228,100   16,542
    Taliworks Corp. Bhd                               41,200   14,329
    TDM Bhd                                          268,620   35,136

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- -----------
MALAYSIA -- (Continued)
    Telekom Malaysia Bhd                              56,000 $    83,220
#   Tenaga Nasional Bhd                               60,900     200,790
    Time dotCom Bhd                                   36,300      81,805
    Tiong NAM Logistics Holdings                      55,200      22,678
    Top Glove Corp. Bhd                              124,800     167,250
    Tropicana Corp. Bhd                               91,181      20,440
#   Tune Protect Group Bhd                           191,000      48,608
#   UEM Edgenta Bhd                                   74,800      47,219
*   UEM Sunrise Bhd                                  454,300     121,969
*   UMW Holdings Bhd                                 157,500     214,462
#*  UMW Oil & Gas Corp. Bhd                          398,914      27,961
    Unisem M Bhd                                     254,900     228,399
    UOA Development Bhd                              163,100      99,042
    ViTrox Corp. Bhd                                  13,400      14,261
#   VS Industry Bhd                                  270,900     139,289
#*  WCT Holdings Bhd                                 214,750      95,259
    Westports Holdings Bhd                           111,500      97,127
#   Yinson Holdings Bhd                               87,600      72,629
*   YNH Property Bhd                                  60,093      19,923
    YTL Corp. Bhd                                  1,256,300     410,703
    YTL Power International Bhd                      230,300      75,289
                                                             -----------
TOTAL MALAYSIA                                                16,582,250
                                                             -----------
MEXICO -- (0.8%)
#   Alfa S.A.B. de C.V. Class A                      691,770     960,182
    Alpek S.A.B. de C.V.                             110,727     127,256
    Alsea S.A.B. de C.V.                             123,652     481,203
    America Movil S.A.B. de C.V. Series L            810,955     716,547
    America Movil S.A.B. de C.V. Series L ADR         26,000     459,680
    Arca Continental S.A.B. de C.V.                   65,518     487,084
#*  Axtel S.A.B. de C.V.                             249,634      59,315
    Banregio Grupo Financiero S.A.B. de C.V.          89,801     588,568
    Bolsa Mexicana de Valores S.A.B. de C.V.          78,342     134,571
*   Cemex S.A.B. de C.V.                           1,559,320   1,506,547
*   Cemex S.A.B. de C.V. Sponsored ADR                40,226     390,599
    Cia Minera Autlan S.A.B. de C.V. Series B         21,816      20,097
    Coca-Cola Femsa S.A.B. de C.V. Series L           28,752     244,697
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR         800      67,984
    Consorcio ARA S.A.B. de C.V. Series *            237,191      79,541
*   Controladora Vuela Cia de Aviacion S.A.B. de
      C.V. ADR                                         4,146      56,800
#*  Controladora Vuela Cia de Aviacion S.A.B. de
      C.V. Class A                                   198,198     272,540
    Corp. Inmobiliaria Vesta S.A.B. de C.V.          109,844     165,977
    Credito Real S.A.B. de C.V. SOFOM ER              61,892     109,617
#   El Puerto de Liverpool S.A.B. de C.V. Class C1    12,563     112,910
#*  Empresas ICA S.A.B. de C.V.                       42,400       3,715
#   Fomento Economico Mexicano S.A.B. de C.V.         18,670     188,257
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                    4,019     405,437
*   Genomma Lab Internacional S.A.B. de C.V.
      Class B                                        208,565     267,699
    Gentera S.A.B. de C.V.                           360,697     547,048
    Gruma S.A.B. de C.V. Class B                      46,263     637,872
*   Grupo Aeromexico S.A.B. de C.V.                   69,428     143,984
    Grupo Aeroportuario del Centro Norte S.A.B.
      de C.V.                                         70,233     443,629
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR                                         1,600     183,360

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES    VALUE++
                                                   ------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. Class B                                  15,461 $   176,891
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR                                         500     106,275
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. Class B                                  13,925     296,068
    Grupo Bimbo S.A.B. de C.V. Series A            120,617     303,329
    Grupo Carso S.A.B. de C.V. Series A1            80,084     334,506
    Grupo Cementos de Chihuahua S.A.B. de C.V.       5,100      26,634
    Grupo Comercial Chedraui S.A. de C.V.          100,943     211,497
#   Grupo Elektra S.A.B. de C.V.                    12,142     542,651
#*  Grupo Famsa S.A.B. de C.V. Class A              60,103      34,706
    Grupo Financiero Banorte S.A.B. de C.V.
      Class O                                      153,891   1,019,947
    Grupo Financiero Inbursa S.A.B. de C.V.
      Class O                                      259,113     465,610
    Grupo Financiero Interacciones SA de C.V.
      Class O                                       32,437     182,569
#   Grupo Financiero Santander Mexico S.A.B. de
      C.V. Class B                                 195,648     401,242
    Grupo Financiero Santander Mexico S.A.B. de
      C.V. Class B ADR                               5,600      57,456
#   Grupo Herdez S.A.B. de C.V. Series *            81,898     184,429
#   Grupo Lala S.A.B. de C.V.                       82,509     162,307
    Grupo Mexico S.A.B. de C.V. Series B           440,936   1,435,318
#   Grupo Rotoplas S.A.B. de C.V.                    7,721      12,725
    Grupo Sanborns S.A.B. de C.V.                   54,000      65,367
*   Grupo Simec S.A.B. de C.V. Series B             29,596     105,666
#   Grupo Televisa S.A.B. Series CPO               249,610   1,331,440
    Grupo Televisa S.A.B. Sponsored ADR             14,900     396,638
#*  Hoteles City Express S.A.B. de C.V.             90,203     111,978
*   Impulsora del Desarrollo y El Empleo en
      America Latina S.A.B. de C.V.                 18,300      34,950
    Industrias Bachoco S.A.B. de C.V. Series B      59,438     296,481
#   Industrias Bachoco S.A.B. de C.V. Sponsored
      ADR                                              200      11,962
#*  Industrias CH S.A.B. de C.V. Series B           66,709     323,306
    Industrias Penoles S.A.B. de C.V.               36,372     892,828
    Infraestructura Energetica Nova S.A.B. de C.V.  47,449     268,662
#   Kimberly-Clark de Mexico S.A.B. de C.V.
      Class A                                      183,000     368,004
*   La Comer S.A.B. de C.V.                         39,900      40,455
    Megacable Holdings S.A.B. de C.V.               84,503     350,401
#   Mexichem S.A.B. de C.V.                        248,990     710,501
*   Minera Frisco S.A.B. de C.V. Class A1          104,847      66,786
#   Organizacion Cultiba S.A.B. de C.V.              8,550       7,780
* Organizacion Soriana S.A.B. de C.V. Class B 50,685 125,527 Promotora y Operadora de Infraestructura
      S.A.B. de C.V.                                38,447     421,799
    Promotora y Operadora de Infraestructura
      S.A.B. de C.V.                                 1,300      11,219
#   Qualitas Controladora S.A.B. de C.V.            54,504      90,378
    Rassini S.A.B. de C.V.                          16,223      77,449
    Rassini S.A.B. De C.V. Class A                   5,600      13,042
*   Telesites S.A.B. de C.V.                       170,500     124,792
#   TV Azteca S.A.B. de C.V.                       601,831     114,602
    Unifin Financiera S.A.B. de C.V. SOFOM ENR      16,594      54,053
    Vitro S.A.B. de C.V. Series A                   11,925      53,541
    Wal-Mart de Mexico S.A.B. de C.V.              122,000     282,342
                                                           -----------
TOTAL MEXICO                                                22,568,825
                                                           -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV                          37,933   1,656,216
    ABN AMRO Group NV                               38,486   1,087,816
    Accell Group                                     7,964     242,773
    Aegon NV(5927375)                              262,104   1,469,211

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
NETHERLANDS -- (Continued)
    Aegon NV(007924103)                              3,374 $   18,793
    Akzo Nobel NV                                   34,031  3,080,965
*   Altice NV Class A                               16,720    411,938
*   Altice NV Class B                                4,940    122,045
    AMG Advanced Metallurgical Group NV             11,974    413,344
    Amsterdam Commodities NV                         6,765    200,953
    APERAM SA                                       13,639    662,899
    Arcadis NV                                      20,480    418,821
*   ArcelorMittal(BYPBS67)                          75,900  1,998,305
#*  ArcelorMittal(03938L203)                         6,661    174,260
    ASM International NV                            13,741    826,902
    ASML Holding NV(B929F46)                         1,499    226,051
    ASML Holding NV(B908F01)                         3,951    593,954
    BE Semiconductor Industries NV                  18,257  1,187,591
#   Beter Bed Holding NV                             7,231    134,242
#   BinckBank NV                                    24,937    137,170
    Boskalis Westminster                            28,739  1,027,898
#   Brunel International NV                          5,294     81,354
    Coca-Cola European Partners P.L.C.              13,469    584,596
    Corbion NV                                      28,374    916,377
#   Flow Traders                                     3,694    111,857
*   Fugro NV                                        19,898    319,604
    Gemalto NV(B9MS8P5)                             15,142    771,352
    Gemalto NV(B011JK4)                                691     35,223
    GrandVision NV                                   5,541    156,582
#*  Heijmans NV                                      8,902     75,284
#   Heineken NV                                     15,493  1,616,682
    Hunter Douglas NV                                1,531    133,964
    IMCD Group NV                                   10,389    581,671
    ING Groep NV                                   179,877  3,360,792
#   ING Groep NV Sponsored ADR                      38,057    712,808
    KAS Bank NV                                      3,579     41,291
    Kendrion NV                                      6,081    259,420
    Koninklijke Ahold Delhaize NV                  155,008  3,170,536
    Koninklijke Ahold Delhaize NV Sponsored ADR        877     17,918
#   Koninklijke BAM Groep NV                        67,265    399,984
    Koninklijke DSM NV                              35,131  2,591,554
#   Koninklijke KPN NV                             416,493  1,510,348
    Koninklijke Philips NV(500472303)               44,374  1,693,756
    Koninklijke Philips NV(5986622)                 64,873  2,479,189
    Koninklijke Vopak NV                            29,083  1,384,711
*   Lucas Bols NV                                      799     18,722
    Nederland Apparatenfabriek                       1,265     58,105
    NN Group NV                                     42,958  1,741,254
#*  OCI NV                                          36,033    771,956
    Ordina NV                                       32,896     61,469
    PostNL NV                                       96,631    457,383
    Randstad Holding NV                             30,489  1,838,358
    Refresco Group NV                               13,370    261,234
    RELX NV                                         48,598  1,020,772
    RELX NV Sponsored ADR                            3,667     77,402
    SBM Offshore NV                                 51,476    890,185
    Sligro Food Group NV                             7,376    333,621
    TKH Group NV                                    14,428    882,445
*   TomTom NV                                       34,886    370,308

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES    VALUE++
                                                   ------- -----------
NETHERLANDS -- (Continued)
    Unilever NV(904784709)                          41,960 $ 2,440,813
    Unilever NV(B12T3J1)                            14,586     850,037
    Van Lanschot Kempen NV                           2,440      72,365
#   Wessanen                                        43,673     770,044
    Wolters Kluwer NV                               37,368   1,661,883
                                                           -----------
TOTAL NETHERLANDS                                           53,677,356
                                                           -----------
NEW ZEALAND -- (0.3%)
#*  a2 Milk Co., Ltd.                              106,585     353,456
    Air New Zealand, Ltd.                          176,085     443,306
    Auckland International Airport, Ltd.            52,925     276,691
    Chorus, Ltd.                                   123,790     414,819
    Contact Energy, Ltd.                            95,412     384,190
    EBOS Group, Ltd.                                18,390     249,822
    Fisher & Paykel Healthcare Corp., Ltd.          80,671     664,722
    Fletcher Building, Ltd.(6341606)               124,377     746,628
    Fletcher Building, Ltd.(6341617)                 2,494      14,978
#   Fonterra Co-operative Group, Ltd.                8,487      38,570
    Freightways, Ltd.                               27,308     163,018
    Genesis Energy, Ltd.                           106,360     198,128
    Gentrack Group, Ltd.                             6,028      22,640
    Heartland Bank, Ltd.                            43,958      60,085
    Infratil, Ltd.                                  89,231     207,159
    Kathmandu Holdings, Ltd.                        32,481      55,397
    Mainfreight, Ltd.                               23,066     420,935
    Mercury NZ, Ltd.                                54,040     141,322
    Meridian Energy, Ltd.                           55,750     120,597
    Metlifecare, Ltd.                               40,924     171,826
    Metro Performance Glass, Ltd.                    5,907       6,833
    New Zealand Refining Co., Ltd. (The)            49,233      91,287
    NZME, Ltd.                                      54,459      37,941
    NZX, Ltd.                                       50,484      44,692
#   Port of Tauranga, Ltd.                          43,709     153,611
    Restaurant Brands New Zealand, Ltd.             30,751     148,141
    Ryman Healthcare, Ltd.                          32,659     216,292
    Sanford, Ltd.                                    2,704      14,736
    Scales Corp., Ltd.                              14,865      38,075
#   SKY Network Television, Ltd.                    76,992     191,362
    SKYCITY Entertainment Group, Ltd.              209,399     635,480
    Spark New Zealand, Ltd.                        295,490     832,281
    Steel & Tube Holdings, Ltd.                     27,815      46,156
    Summerset Group Holdings, Ltd.                  52,003     189,433
    Tilt Renewables, Ltd.                            1,960       3,181
    Tourism Holdings, Ltd.                          62,758     201,853
*   Tower, Ltd.                                     33,200      23,437
    Trade Me Group, Ltd.                            77,902     320,300
    Trustpower, Ltd.                                 1,960       8,540
    Vector, Ltd.                                    29,600      75,641
    Warehouse Group, Ltd. (The)                      9,300      15,087
*   Xero, Ltd.                                       3,239      64,175

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd.                                  36,222 $  210,589
                                                           ----------
TOTAL NEW ZEALAND                                           8,717,412
                                                           ----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA                 150,605    104,460
#   AF Gruppen ASA                                     584     11,112
*   Akastor ASA                                     54,512    111,670
    Aker ASA Class A                                 8,644    327,331
    Aker BP ASA                                     31,110    587,666
*   Aker Solutions ASA                              40,684    203,477
    American Shipping Co. ASA                        9,183     28,908
    Atea ASA                                        27,341    335,240
    Austevoll Seafood ASA                           40,040    355,668
#*  Avance Gas Holding, Ltd.                         9,395     28,722
#*  Axactor AB                                     165,034     53,626
    Bakkafrost P/F                                   8,309    326,255
    Bonheur ASA                                      6,059     62,515
    Borregaard ASA                                  30,703    384,012
    BW LPG, Ltd.                                    24,241    109,305
#*  BW Offshore, Ltd.                               33,217    102,375
    DNB ASA                                         56,852  1,116,828
*   DNO ASA                                        134,182    156,506
*   DOF ASA                                        284,106     33,650
    Ekornes ASA                                      7,867    114,115
    Entra ASA                                       10,642    141,448
#*  Fred Olsen Energy ASA                           13,177     19,263
    Frontline, Ltd.                                 19,650    113,930
#   Gjensidige Forsikring ASA                       15,951    276,069
    Grieg Seafood ASA                               28,402    233,164
#*  Hexagon Composites ASA                          28,235    100,111
#   Hoegh LNG Holdings, Ltd.                         4,283     48,031
*   Kongsberg Automotive ASA                       161,629    171,249
    Kongsberg Gruppen ASA                            7,869    133,814
*   Kvaerner ASA                                    55,434     80,911
    Leroy Seafood Group ASA                         62,010    359,926
    Marine Harvest ASA                              32,950    614,303
#*  Nordic Semiconductor ASA                        19,943     98,497
    Norsk Hydro ASA                                108,470    699,907
#*  Norwegian Air Shuttle ASA                       10,274    252,255
*   Norwegian Finans Holding ASA                    16,647    178,838
    Norwegian Property ASA                          30,113     37,986
#   Ocean Yield ASA                                 15,623    133,462
*   Odfjell Drilling, Ltd.                          12,528     33,936
    Olav Thon Eiendomsselskap ASA                    3,016     64,542
    Opera Software ASA                              27,542    113,942
    Orkla ASA                                       25,862    266,406
#*  Petroleum Geo-Services ASA                      99,365    217,929
*   Prosafe SE                                       9,807     37,930
#   Protector Forsikring ASA                        18,958    185,541
#*  REC Silicon ASA                                665,345     81,667
    Salmar ASA                                       4,691    121,959
    Scatec Solar ASA                                14,606     85,692
#   Schibsted ASA Class A                            3,999    102,018

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- -----------
NORWAY -- (Continued)
    Schibsted ASA Class B                              3,285 $    76,845
#*  Seadrill, Ltd.(B09RMQ1)                           74,009      27,625
#*  Seadrill, Ltd.(B0HWHV8)                           19,178       7,071
    Selvaag Bolig ASA                                  6,406      29,733
    Skandiabanken ASA                                  1,307      14,711
*   Songa Offshore                                     7,619      34,159
    SpareBank 1 SR-Bank ASA                           35,050     349,832
    Statoil ASA                                       88,812   1,669,139
    Statoil ASA Sponsored ADR                          7,338     137,661
    Stolt-Nielsen, Ltd.                                9,071     138,632
    Storebrand ASA                                    99,362     828,802
    Subsea 7 SA                                       59,998     889,043
    Telenor ASA                                       22,079     440,775
    TGS Nopec Geophysical Co. ASA                     27,026     571,131
    Tomra Systems ASA                                 29,260     415,882
    Treasure ASA                                      11,068      22,912
    Veidekke ASA                                      12,605     166,625
*   Wallenius Wilhelmsen Logistics                     6,093      38,089
    Wilh Wilhelmsen Holding ASA Class A                3,371     105,978
#   XXL ASA                                           11,210     109,187
    Yara International ASA                            18,484     734,669
                                                             -----------
TOTAL NORWAY                                                  16,366,668
                                                             -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                         1,856      21,361
    Cia de Minas Buenaventura SAA ADR                  1,300      15,912
    Credicorp, Ltd.                                    1,928     356,950
*   Fossal SAA ADR                                       235         254
*   Grana y Montero SAA Sponsored ADR                  5,845      18,646
                                                             -----------
TOTAL PERU                                                       413,123
                                                             -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                     73,140     110,113
    Aboitiz Power Corp.                               42,800      33,070
    Alliance Global Group, Inc.                      515,400     146,629
    Ayala Corp.                                       11,910     204,041
    Ayala Land, Inc.                                 183,300     152,553
    Bank of the Philippine Islands                    58,990     122,238
    BDO Unibank, Inc.                                167,693     418,168
    Belle Corp.                                    1,052,000      79,008
*   Bloomberry Resorts Corp.                         642,700     112,134
    Cebu Air, Inc.                                    55,940     111,964
    Century Pacific Food, Inc.                       148,400      54,281
    China Banking Corp.                               47,400      34,232
    Cosco Capital, Inc.                              522,100      79,992
    D&L Industries, Inc.                             510,800     124,088
    DMCI Holdings, Inc.                              620,200     197,828
*   DoubleDragon Properties Corp.                     59,200      53,972
    East West Banking Corp.                           79,300      50,212
    EEI Corp.                                         63,900      16,087
    Emperador, Inc.                                  295,000      43,776
    Energy Development Corp.                       3,018,500     357,120

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES    VALUE++
                                                   --------- ----------
PHILIPPINES -- (Continued)
    Filinvest Land, Inc.                           2,591,000 $   90,906
    First Gen Corp.                                  240,900     82,592
    First Philippine Holdings Corp.                   64,670     84,582
*   Global Ferronickel Holdings, Inc.                434,333     22,713
    Globe Telecom, Inc.                                5,395    226,336
    GT Capital Holdings, Inc.                         12,360    297,237
    Integrated Micro-Electronics, Inc.               118,800     31,082
    International Container Terminal Services,
      Inc.                                           108,050    228,655
    JG Summit Holdings, Inc.                         178,570    281,287
    Jollibee Foods Corp.                              41,950    186,927
    Lopez Holdings Corp.                             506,100     70,184
    LT Group, Inc.                                   432,900    151,064
    Manila Electric Co.                               16,880     93,340
    Manila Water Co., Inc.                           226,400    143,514
*   Megawide Construction Corp.                      229,700     79,858
    Megaworld Corp.                                2,523,200    240,010
*   Melco Resorts And Entertainment Philippines
      Corp.                                          339,000     60,481
    Metro Pacific Investments Corp.                1,596,500    214,775
    Metropolitan Bank & Trust Co.                     60,804    104,859
    Nickel Asia Corp.                                583,600     69,363
    Pepsi-Cola Products Philippines, Inc.             13,000        825
    Petron Corp.                                     662,600    124,241
    Philex Mining Corp.                              319,400     55,984
    Philippine National Bank                          61,670     81,874
    Phinma Energy Corp.                              261,000      9,876
    PLDT, Inc.                                         7,860    255,010
    PLDT, Inc. Sponsored ADR                             900     29,223
    Premium Leisure Corp.                            952,000     30,188
    Puregold Price Club, Inc.                        136,600    127,552
    Rizal Commercial Banking Corp.                    55,000     62,122
    Robinsons Land Corp.                             372,500    189,793
    Robinsons Retail Holdings, Inc.                   75,430    129,545
    San Miguel Corp.                                  90,360    181,904
    Security Bank Corp.                               70,750    328,003
    Semirara Mining & Power Corp.                     57,670    193,723
    SM Investments Corp.                               5,075     81,159
    SM Prime Holdings, Inc.                          178,400    123,444
    STI Education Systems Holdings, Inc.             634,000     18,585
    Travellers International Hotel Group, Inc.       284,200     18,969
    Union Bank of the Philippines                     21,020     35,934
    Universal Robina Corp.                            37,270    118,882
    Vista Land & Lifescapes, Inc.                  1,737,000    206,123
                                                             ----------
TOTAL PHILIPPINES                                             7,664,230
                                                             ----------
POLAND -- (0.4%)
*   Alior Bank SA                                     15,551    277,028
    Amica SA                                           1,001     45,313
*   AmRest Holdings SE                                   800     82,259
    Asseco Poland SA                                  21,830    274,399
    Bank Handlowy w Warszawie SA                       5,275    104,215
*   Bank Millennium SA                               133,470    286,439
    Bank Pekao SA                                      9,894    351,554
    Bank Zachodni WBK SA                               3,014    318,221

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                   --------- -----------
POLAND -- (Continued)
*   Boryszew SA                                       42,569 $   129,152
    Budimex SA                                         2,085     128,249
    CCC SA                                             2,999     203,559
    CD Projekt SA                                      8,801     211,751
*   Ciech SA                                          14,764     237,048
    Cyfrowy Polsat SA                                 52,607     374,992
    Dom Development SA                                   537      11,402
*   Emperia Holding SA                                   616      14,527
#   Enea SA                                           68,788     289,962
    Energa SA                                         32,183     113,950
    Eurocash SA                                        8,043      79,451
    Fabryki Mebli Forte SA                             1,134      21,385
*   Famur SA                                          20,394      34,004
#*  Getin Holding SA                                  68,486      25,334
*   Getin Noble Bank SA                              175,051      68,606
    Globe Trade Centre SA                             30,498      81,323
    Grupa Azoty SA                                    10,318     201,808
    Grupa Kety SA                                      2,023     235,527
*   Grupa Lotos SA                                    41,870     565,767
*   Impexmetal SA                                     41,073      50,284
*   ING Bank Slaski SA                                 1,055      58,006
    Inter Cars SA                                        906      71,985
*   Jastrzebska Spolka Weglowa SA                     16,416     377,920
    Kernel Holding SA                                 16,729     295,980
    KGHM Polska Miedz SA                              17,956     610,887
    KRUK SA                                            2,567     245,532
    LPP SA                                               138     268,948
    Lubelski Wegiel Bogdanka SA                        2,634      52,561
*   mBank SA                                           1,606     203,150
    Netia SA                                          57,421      63,219
    Neuca SA                                             238      21,694
*   Orange Polska SA                                  73,547     111,535
    Pfleiderer Grajewo SA                              7,200      91,128
    PGE Polska Grupa Energetyczna SA                 130,329     474,942
*   PKP Cargo SA                                       4,953      85,409
    Polski Koncern Naftowy Orlen SA                   38,846   1,150,129
    Polskie Gornictwo Naftowe i Gazownictwo SA        40,356      75,004
*   Powszechna Kasa Oszczednosci Bank Polski SA       44,733     457,996
    Powszechny Zaklad Ubezpieczen SA                  21,906     269,843
*   Rafako SA                                          5,778       9,935
    Stalprodukt SA                                       471      65,467
    Synthos SA                                       104,522     129,079
*   Tauron Polska Energia SA                         294,662     312,279
    Trakcja SA                                        10,194      38,504
    Warsaw Stock Exchange                              8,369     109,301
                                                             -----------
TOTAL POLAND                                                  10,467,942
                                                             -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                     29,560     134,248
*   Banco Comercial Portugues SA Class R           1,495,316     426,225
    CTT-Correios de Portugal SA                       23,403     152,612
    EDP - Energias de Portugal SA                    125,311     444,910
    EDP Renovaveis SA                                 45,219     361,383

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES   VALUE++
                                                   ------- ----------
PORTUGAL -- (Continued)
    Galp Energia SGPS SA                            69,653 $1,115,877
    Jeronimo Martins SGPS SA                        25,041    492,515
    Mota-Engil SGPS SA                              37,904    106,624
    Navigator Co. SA (The)                          72,578    312,825
    NOS SGPS SA                                     92,329    587,576
#   REN - Redes Energeticas Nacionais SGPS SA       56,325    182,521
    Semapa-Sociedade de Investimento e Gestao        8,675    168,609
    Sonae Capital SGPS SA                           30,612     29,231
    Sonae SGPS SA                                  367,829    422,695
    Teixeira Duarte SA                              26,689     10,475
                                                           ----------
TOTAL PORTUGAL                                              4,948,326
                                                           ----------
RUSSIA -- (0.2%)
    Etalon Group, Ltd. GDR(B5TWX80)                 16,911     60,565
    Etalon Group, Ltd. GDR(29760G103)               26,889     96,128
    Gazprom PJSC Sponsored ADR                     207,012    805,842
    Globaltrans Investment P.L.C. GDR                5,181     39,945
    Globaltrans Investment P.L.C. Sponsored GDR      5,753     44,339
*   Lenta, Ltd. GDR(BJ621Y903)                      15,300     91,849
*   Lenta, Ltd. GDR(52634T200)                       8,436     50,616
    Lukoil PJSC Sponsored ADR(BYZDW2900)             8,682    404,540
    Lukoil PJSC Sponsored ADR(69343P105)             5,085    239,707
    Magnitogorsk Iron & Steel PJSC Sponsored GDR    17,514    130,380
*   Mail.Ru Group, Ltd. GDR                          1,819     50,261
*   Mechel PJSC Sponsored ADR                       12,930     61,547
    MegaFon PJSC GDR                                12,834    123,195
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)           9,222    136,851
    MMC Norilsk Nickel PJSC ADR(55315J102)           2,808     42,176
    Novatek PJSC GDR(B0DK75903)                        810     84,865
    Novatek PJSC GDR(669888109)                        491     51,359
    Novolipetsk Steel PJSC GDR                       8,327    173,980
    PhosAgro PJSC GDR                                7,385    101,317
    Ros Agro P.L.C. GDR                              1,362     16,344
    Ros Agro PLC GDR                                 2,407     28,900
    Rosneft Oil Co. PJSC GDR(B17FSC901)             21,859    112,269
    Rosneft Oil Co. PJSC GDR(67812M207)             29,128    149,427
    Rostelecom PJSC Sponsored ADR                    8,039     52,948
    RusHydro PJSC ADR                              131,916    164,901
    Sberbank of Russia PJSC Sponsored
      ADR(B5SC09903)                                99,013  1,152,777
    Sberbank of Russia PJSC Sponsored
      ADR(80585Y308)                                 7,280     85,504
    Severstal PJSC GDR(B1G4YH908)                    6,022     82,760
    Severstal PJSC GDR(818150302)                    5,828     80,077
    Tatneft PJSC Sponsored ADR(876629205)            2,356     91,142
    Tatneft PJSC Sponsored ADR(BYY37Q908)            7,972    307,406
    TMK PJSC GDR(B1FY0V909)                          5,570     29,114
    TMK PJSC GDR(87260R201)                         11,935     62,420
    VEON, Ltd.                                      77,768    318,071
    VTB Bank PJSC GDR(B1W7FX909)                    67,339    129,943
    VTB Bank PJSC GDR(46630Q202)                   115,626    223,158
*   X5 Retail Group NV GDR(B07T3T903)                6,435    248,936

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES    VALUE++
                                                   --------- ----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR(98387E205)                    287 $   11,101
                                                             ----------
TOTAL RUSSIA                                                  6,136,660
                                                             ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust                              175,600     91,317
    Ascendas India Trust                             132,700    112,562
*   Banyan Tree Holdings, Ltd.                        55,400     22,476
    Best World International, Ltd.                    81,000     91,955
*   Boustead Projects, Ltd.                            3,600      2,478
    Boustead Singapore, Ltd.                         111,000     77,723
    Breadtalk Group, Ltd.                             21,500     27,767
    Bukit Sembawang Estates, Ltd.                     14,000     70,318
    CapitaLand, Ltd.                                 229,400    624,045
    Centurion Corp., Ltd.                             37,900     14,406
    China Aviation Oil Singapore Corp., Ltd.          29,400     35,574
    China Sunsine Chemical Holdings, Ltd.             35,500     23,353
    Chip Eng Seng Corp., Ltd.                        125,100     66,877
    CITIC Envirotech, Ltd.                           129,900     72,013
    City Developments, Ltd.                           74,200    615,909
    Civmec, Ltd.                                      80,600     36,273
    ComfortDelGro Corp., Ltd.                        333,500    568,221
*   COSCO Shipping International Singapore Co.,
      Ltd.                                           365,700     82,212
    CSE Global, Ltd.                                 100,300     30,699
    CWT, Ltd.                                         99,600    152,060
    Dairy Farm International Holdings, Ltd.           19,500    157,222
    DBS Group Holdings, Ltd.                         110,775  1,767,262
    Del Monte Pacific, Ltd.                          160,100     36,587
    Delfi, Ltd.                                        5,000      7,395
    Duty Free International, Ltd.                     42,700      9,756
*   Dyna-Mac Holdings, Ltd.                           38,000      3,865
*   Ezion Holdings, Ltd.                             547,950     97,039
#*  Ezra Holdings, Ltd.                              803,479      4,921
    Far East Orchard, Ltd.                            40,400     46,123
#   First Resources, Ltd.                            159,000    219,258
    Food Empire Holdings, Ltd.                        85,200     41,430
    Frasers Centrepoint, Ltd.                         56,200     79,834
    Frencken Group, Ltd.                              53,800     19,807
    Fu Yu Corp., Ltd.                                130,800     19,291
*   Gallant Venture, Ltd.                            211,200     21,533
    Genting Singapore P.L.C.                         245,800    211,189
    Geo Energy Resources, Ltd.                       208,800     39,266
    GL, Ltd.                                         108,200     58,678
    Global Logistic Properties, Ltd.                 109,800    267,981
    Golden Agri-Resources, Ltd.                    2,001,600    582,828
    Great Eastern Holdings, Ltd.                       4,000     73,762
    GuocoLand, Ltd.                                   11,000     15,457
*   Halcyon Agri Corp., Ltd.                          27,000     10,970
    Hanwell Holdings, Ltd.                            81,500     19,835
    Haw Par Corp., Ltd.                                1,800     13,954
    Health Management International, Ltd.             50,531     24,784
    Hi-P International, Ltd.                          46,700     35,136
    Ho Bee Land, Ltd.                                 55,900     99,744
    Hong Fok Corp., Ltd.                              85,000     49,190

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES    VALUE++
                                                   --------- ----------
SINGAPORE -- (Continued)
    Hong Leong Asia, Ltd.                             13,300 $   10,638
    Hongkong Land Holdings, Ltd.                      22,900    172,082
    Hutchison Port Holdings Trust                  1,350,400    641,039
    Hyflux, Ltd.                                     178,500     63,178
    Indofood Agri Resources, Ltd.                    119,000     43,469
    Japfa, Ltd.                                      168,500     72,053
    Jardine Cycle & Carriage, Ltd.                     5,933    176,667
    k1 Ventures, Ltd.                                 68,500     36,662
    Keppel Corp., Ltd.                               186,700    882,939
    Keppel Infrastructure Trust                      394,900    160,243
    Keppel Telecommunications & Transportation,
      Ltd.                                            32,900     37,994
    Lian Beng Group, Ltd.                             79,300     35,404
#   M1, Ltd.                                          81,800    108,947
    Mandarin Oriental International, Ltd.             16,600     33,560
    Metro Holdings, Ltd.                             204,400    175,585
*   Midas Holdings, Ltd.                             408,200     61,661
*   Nam Cheong, Ltd.                                 133,000      1,963
#*  Noble Group, Ltd.                                332,130     91,699
    NSL, Ltd.                                         15,200     16,027
    Olam International, Ltd.                         163,700    235,522
    OUE, Ltd.                                        133,700    197,276
    Oversea-Chinese Banking Corp., Ltd.              172,984  1,448,803
    Oxley Holdings, Ltd.                             205,600     87,923
    Pan-United Corp., Ltd.                            35,125     14,523
    Q&M Dental Group Singapore, Ltd.                  79,500     37,531
    QAF, Ltd.                                         73,500     70,769
*   Raffles Education Corp., Ltd.                     50,000      7,143
#   Raffles Medical Group, Ltd.                      227,982    216,299
    RHT Health Trust                                 235,600    154,675
    Riverstone Holdings, Ltd.                         54,100     42,115
*   Rowsley, Ltd.                                    267,200     23,432
    SATS, Ltd.                                        78,500    279,686
    SembCorp Industries, Ltd.                        413,896    985,719
#   SembCorp Marine, Ltd.                            118,400    147,137
    Sheng Siong Group, Ltd.                          106,100     73,981
    SIA Engineering Co., Ltd.                         16,600     44,567
#   SIIC Environment Holdings, Ltd.                  262,400     93,913
    Sinarmas Land, Ltd.                              396,100    124,096
    Sing Holdings, Ltd.                               63,900     17,430
    Singapore Airlines, Ltd.                         127,100    974,044
    Singapore Exchange, Ltd.                          50,800    283,531
#   Singapore Post, Ltd.                             364,400    353,408
#   Singapore Press Holdings, Ltd.                    86,900    186,571
    Singapore Technologies Engineering, Ltd.          88,800    246,920
    Singapore Telecommunications, Ltd.(B02PY22)      158,800    464,845
    Singapore Telecommunications, Ltd.(B02PY00)      107,000    313,266
#*  Sino Grandness Food Industry Group, Ltd.         203,490     32,989
    Stamford Land Corp., Ltd.                         26,000      9,983
#   StarHub, Ltd.                                    105,300    212,086
    Sunningdale Tech, Ltd.                            52,500     78,206
*   Swiber Holdings, Ltd.                             29,250        440
    Tai Sin Electric, Ltd.                            47,100     15,311
*   Tat Hong Holdings, Ltd.                          153,800     41,950

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES    VALUE++
                                                      ------- -----------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd.                          107,400 $    26,495
    UMS Holdings, Ltd.                                 70,000      54,719
    United Engineers, Ltd.                            176,400     340,765
    United Industrial Corp., Ltd.                      38,700      91,646
    United Overseas Bank, Ltd.                         72,062   1,275,180
    UOB-Kay Hian Holdings, Ltd.                        13,000      13,236
    UOL Group, Ltd.                                   105,000     610,935
    Valuetronics Holdings, Ltd.                       177,980     106,341
    Venture Corp., Ltd.                                94,900     921,923
    Wheelock Properties Singapore, Ltd.               105,100     144,978
    Wilmar International, Ltd.                        123,800     304,766
    Wing Tai Holdings, Ltd.                           218,700     329,115
                                                              -----------
TOTAL SINGAPORE                                                21,410,334
                                                              -----------
SOUTH AFRICA -- (1.7%)
    Adcock Ingram Holdings, Ltd.                       12,195      58,902
    Adcorp Holdings, Ltd.                               8,176       8,748
    Advtech, Ltd.                                     179,114     243,956
    Aeci, Ltd.                                         40,168     322,961
    African Rainbow Minerals, Ltd.                     40,363     287,548
    Alexander Forbes Group Holdings, Ltd.             189,872      97,486
    Alviva Holdings, Ltd.                              33,548      51,771
*   Anglo American Platinum, Ltd.                       6,508     159,371
    AngloGold Ashanti, Ltd.                            14,699     148,505
    AngloGold Ashanti, Ltd. Sponsored ADR             117,913   1,181,488
*   ArcelorMittal South Africa, Ltd.                  133,813      50,943
    Ascendis Health, Ltd.                              53,024      80,571
    Aspen Pharmacare Holdings, Ltd.                    39,365     825,080
    Assore, Ltd.                                       10,867     176,000
    Astral Foods, Ltd.                                 12,580     138,381
*   Attacq, Ltd.                                       97,378     132,315
*   Aveng, Ltd.                                        94,182      37,258
    AVI, Ltd.                                         111,540     829,533
    Barclays Africa Group, Ltd.                        90,297     991,272
    Barloworld, Ltd.                                   75,782     681,953
    Bid Corp., Ltd.                                    37,623     903,550
    Bidvest Group, Ltd. (The)                         125,913   1,602,826
    Blue Label Telecoms, Ltd.                         168,327     216,478
*   Brait SE                                           71,192     339,613
    Capitec Bank Holdings, Ltd.                         6,397     417,297
    Cashbuild, Ltd.                                     8,509     231,861
    City Lodge Hotels, Ltd.                            13,269     142,130
    Clicks Group, Ltd.                                 45,588     516,887
    Clover Industries, Ltd.                            49,228      62,630
*   Consolidated Infrastructure Group, Ltd.            33,851      40,576
    Coronation Fund Managers, Ltd.                     59,450     307,737
*   Curro Holdings, Ltd.                               23,476      75,619
    DataTec, Ltd.                                      68,414     298,109
    Discovery, Ltd.                                    59,619     634,640
    Distell Group, Ltd.                                10,861     119,716
    DRDGOLD, Ltd.                                      67,874      22,657
    EOH Holdings, Ltd.                                 42,616     348,490
    Exxaro Resources, Ltd.                             49,508     408,812

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES   VALUE++
                                                      ------- ----------
SOUTH AFRICA -- (Continued)
    Famous Brands, Ltd.                                17,681 $  156,433
    FirstRand, Ltd.                                   490,041  1,927,581
    Foschini Group, Ltd. (The)                         84,754    975,649
    Gold Fields, Ltd.                                  30,473    121,565
#   Gold Fields, Ltd. Sponsored ADR                   290,169  1,157,774
*   Grindrod, Ltd.                                    176,161    165,456
    Group Five, Ltd.                                   21,012     27,160
    Harmony Gold Mining Co., Ltd.                      67,965    121,457
    Harmony Gold Mining Co., Ltd. Sponsored ADR        41,621     75,334
    Holdsport, Ltd.                                    11,491     58,342
    Hudaco Industries, Ltd.                             9,976     95,508
    Hulamin, Ltd.                                      28,559     13,873
*   Impala Platinum Holdings, Ltd.                    142,986    381,774
    Imperial Holdings, Ltd.                            57,452    758,877
    Investec, Ltd.                                     36,789    275,332
    Invicta Holdings, Ltd.                              1,753      7,113
    Italtile, Ltd.                                     46,666     44,971
    JSE, Ltd.                                          42,442    424,935
    KAP Industrial Holdings, Ltd.                     397,458    241,997
*   Kumba Iron Ore, Ltd.                               22,799    340,298
    Lewis Group, Ltd.                                  34,490     80,607
    Liberty Holdings, Ltd.                             36,812    315,814
    Life Healthcare Group Holdings, Ltd.              479,895    922,316
    Massmart Holdings, Ltd.                            48,815    410,004
    Merafe Resources, Ltd.                            560,795     57,852
    Metair Investments, Ltd.                           59,989     88,279
    MiX Telematics, Ltd.                                4,997      1,596
    MMI Holdings, Ltd.                                328,157    514,695
    Mondi, Ltd.                                        22,432    582,392
    Mpact, Ltd.                                        48,670    101,596
    Mr. Price Group, Ltd.                              34,944    459,221
    MTN Group, Ltd.                                   280,350  2,520,856
#   Murray & Roberts Holdings, Ltd.                   143,603    150,922
*   Nampak, Ltd.                                      184,691    267,848
    Naspers, Ltd. Class N                               5,120  1,131,798
#   Nedbank Group, Ltd.                                35,880    596,773
*   NEPI Rockcastle P.L.C.                             22,123    294,694
    Netcare, Ltd.                                     192,956    359,087
*   Northam Platinum, Ltd.                             84,028    292,455
    Oceana Group, Ltd.                                 16,231    116,301
    Omnia Holdings, Ltd.                               18,402    190,008
    Peregrine Holdings, Ltd.                           75,575    171,914
    Pick n Pay Stores, Ltd.                           152,359    733,303
    Pioneer Foods Group, Ltd.                          42,446    450,959
#*  PPC, Ltd.                                         463,755    168,109
    PSG Group, Ltd.                                    15,803    310,220
    Raubex Group, Ltd.                                 55,460     99,761
    Reunert, Ltd.                                      45,643    248,979
    Rhodes Food Group Pty, Ltd.                        59,205    102,177
*   Royal Bafokeng Platinum, Ltd.                      18,908     43,996
    Sanlam, Ltd.                                      258,278  1,300,827
    Santam, Ltd.                                       15,334    281,952
    Sappi, Ltd.                                       177,810  1,177,826
    Sasol, Ltd.                                         8,180    246,562

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH AFRICA -- (Continued)
    Sasol, Ltd. Sponsored ADR                             39,155 $ 1,180,132
    Shoprite Holdings, Ltd.                               33,844     517,808
    Sibanye Gold, Ltd.                                   434,275     554,304
    Sibanye Gold, Ltd. Sponsored ADR                      16,685      86,095
    SPAR Group, Ltd. (The)                                63,681     798,183
    Spur Corp., Ltd.                                      22,560      48,233
    Standard Bank Group, Ltd.                            150,749   1,872,722
    Steinhoff International Holdings NV                  237,520   1,188,542
    Sun International, Ltd.                               26,416     111,229
*   Super Group, Ltd.                                    138,404     382,755
    Telkom SA SOC, Ltd.                                  109,461     540,295
    Tiger Brands, Ltd.                                    24,192     733,484
    Tongaat Hulett, Ltd.                                  33,882     305,297
    Transaction Capital, Ltd.                             44,861      50,431
    Trencor, Ltd.                                         41,290     110,405
    Truworths International, Ltd.                        176,897   1,014,823
    Tsogo Sun Holdings, Ltd.                             151,574     263,036
    Vodacom Group, Ltd.                                   19,623     265,161
    Wilson Bayly Holmes-Ovcon, Ltd.                       14,941     155,233
    Woolworths Holdings, Ltd.                            160,646     767,776
                                                                 -----------
TOTAL SOUTH AFRICA                                                46,302,742
                                                                 -----------
SOUTH KOREA -- (3.9%)
#*  Ace Technologies Corp.                                 5,022      19,415
    Advanced Nano Products Co., Ltd.                       1,764      24,772
    Aekyung Petrochemical Co., Ltd.                        3,630      50,317
    AfreecaTV Co., Ltd.                                    1,213      26,025
*   Agabang&Company                                        6,392      33,091
#   Ahnlab, Inc.                                             779      36,367
    AJ Networks Co., Ltd.                                  3,269      20,304
*   AJ Rent A Car Co., Ltd.                                5,779      52,200
    AK Holdings, Inc.                                      2,254     144,377
#   ALUKO Co., Ltd.                                       14,094      54,182
    Amorepacific Corp.                                       869     220,173
    AMOREPACIFIC Group                                     1,918     208,180
*   Amotech Co., Ltd.                                      4,455     107,508
    Anapass, Inc.                                          2,793      39,826
*   APS Holdings Corp.                                     1,665      16,784
    Asia Cement Co., Ltd.                                    423      32,869
    ASIA Holdings Co., Ltd.                                  233      23,741
    Asia Paper Manufacturing Co., Ltd.                     1,806      32,115
*   Asiana Airlines, Inc.                                 44,473     205,549
    Atinum Investment Co., Ltd.                           13,774      21,112
    Aurora World Corp.                                     2,350      22,364
    Autech Corp.                                           4,361      49,469
    Avaco Co., Ltd.                                        3,317      22,216
    Baiksan Co., Ltd.                                      5,715      49,832
*   Barunson Entertainment & Arts Corp.                   11,764      22,712
    BGF retail Co., Ltd.                                   2,001     165,139
*   BH Co., Ltd.                                           7,776     143,976
    Binggrae Co., Ltd.                                     1,582      94,702
    Bluecom Co., Ltd.                                      1,728      13,218
    BNK Financial Group, Inc.                             73,614     743,837

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES  VALUE++
                                                      ------ ----------
SOUTH KOREA -- (Continued)
*   Bohae Brewery Co., Ltd.                           18,323 $   16,702
    Boryung Pharmaceutical Co., Ltd.                   1,157     43,149
#*  Bosung Power Technology Co., Ltd.                  8,239     19,095
*   Bubang Co., Ltd.                                   8,619     27,016
    Bukwang Pharmaceutical Co., Ltd.                   1,190     22,969
    Byucksan Corp.                                    13,144     42,286
#*  CammSys Corp.                                     12,294     29,325
#*  Capro Corp.                                       10,770     57,954
    Cell Biotech Co., Ltd.                             1,192     37,880
*   Celltrion, Inc.                                    1,969    190,829
*   Chabiotech Co., Ltd.                               7,185     77,050
    Changhae Ethanol Co., Ltd.                         1,072     17,501
*   Charm Engineering Co., Ltd.                        7,999     21,398
    Cheil Worldwide, Inc.                              6,646    120,854
*   Chin Hung International, Inc.                      7,063     13,972
*   China Great Star International, Ltd.              20,389     24,622
    Chong Kun Dang Pharmaceutical Corp.                  481     48,370
    Chongkundang Holdings Corp.                          895     53,334
    Chungdahm Learning, Inc.                           1,652     24,868
    CJ CGV Co., Ltd.                                   2,550    157,936
    CJ CheilJedang Corp.                               3,908  1,291,638
    CJ Corp.                                           3,706    642,397
    CJ E&M Corp.                                       4,234    282,483
    CJ Freshway Corp.                                  1,329     49,830
    CJ Hellovision Co., Ltd.                           6,042     47,028
*   CJ Korea Express Corp.                               603    100,452
    CJ O Shopping Co., Ltd.                            1,115    198,138
    CKD Bio Corp.                                      1,562     29,675
    Com2uSCorp                                         1,979    202,767
    Cosmax BTI, Inc.                                     905     20,173
#   Cosmax, Inc.                                       1,285    118,691
*   COSON Co., Ltd.                                    1,028      9,817
    Coway Co., Ltd.                                    2,247    198,931
*   Crown Confectionery Co., Ltd.                      1,793     33,580
    CROWNHAITAI Holdings Co., Ltd.                     1,392     29,039
*   CrucialTec Co., Ltd.                               6,853     19,270
    CS Wind Corp.                                      1,962     46,999
*   CTL, Inc.                                          7,725     19,100
    Cuckoo Electronics Co., Ltd.                         291     36,555
#*  Curoholdings Co., Ltd.                             9,303      9,197
    D.I Corp.                                          4,888     20,011
    Dae Han Flour Mills Co., Ltd.                        232     39,186
    Dae Hyun Co., Ltd.                                 8,440     22,355
*   Dae Won Chemical Co., Ltd.                         8,405     19,308
    Dae Won Kang Up Co., Ltd.                          4,091     15,826
    Dae-II Corp.                                       6,224     58,363
#*  Daea TI Co., Ltd.                                 20,058     33,153
    Daeduck Electronics Co.                            8,884     88,850
    Daeduck GDS Co., Ltd.                              6,440    108,653
    Daehan New Pharm Co., Ltd.                         1,458     14,202
    Daehan Steel Co., Ltd.                             6,129     76,130
    Daekyo Co., Ltd.                                   4,518     33,237
*   Daekyung Machinery & Engineering Co., Ltd.        28,304     14,978

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ --------
SOUTH KOREA -- (Continued)
    Daelim Industrial Co., Ltd.                              5,919 $485,046
    Daeryuk Can Co., Ltd.                                    7,106   44,769
#   Daesang Corp.                                            5,878  134,989
    Daesang Holdings Co., Ltd.                               3,999   39,134
    Daewon Pharmaceutical Co., Ltd.                          3,081   51,785
    Daewon San Up Co., Ltd.                                  3,228   21,248
*   Daewoo Engineering & Construction Co., Ltd.             22,977  168,287
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.      31,947   23,981
    Daewoong Co., Ltd.                                       3,655   49,475
    Daewoong Pharmaceutical Co., Ltd.                          413   34,408
    Daihan Pharmaceutical Co., Ltd.                          1,718   55,791
    Daishin Securities Co., Ltd.                            13,218  180,770
#*  Danal Co., Ltd.                                          9,769   46,978
    Daou Data Corp.                                          5,374   58,320
    Daou Technology, Inc.                                   12,056  239,636
#*  Dasan Networks, Inc.                                     3,438   16,430
    Dayou Automotive Seat Technology Co., Ltd.              24,500   29,328
    DGB Financial Group, Inc.                               48,482  517,915
    Digital Chosun Co., Ltd.                                 7,564   15,425
*   Digital Optics Co., Ltd.                                 4,127    8,505
    Digital Power Communications Co., Ltd.                  10,160   41,289
*   DIO Corp.                                                1,644   51,343
    DMS Co., Ltd.                                            3,334   29,329
*   DNF Co., Ltd.                                            3,515   49,160
#   Dong A Eltek Co., Ltd.                                   2,518   43,749
    Dong Ah Tire & Rubber Co., Ltd.                          2,722   66,964
    Dong-A Socio Holdings Co., Ltd.                            581   67,032
    Dong-A ST Co., Ltd.                                        749   55,557
    Dong-Ah Geological Engineering Co., Ltd.                 3,110   38,045
*   Dongbu Corp.                                               640    8,773
*   Dongbu HiTek Co., Ltd.                                   8,367  142,974
    Dongbu Insurance Co., Ltd.                              10,096  722,599
*   Dongbu Securities Co., Ltd.                              9,514   34,016
    Dongil Industries Co., Ltd.                                212   14,208
#   Dongjin Semichem Co., Ltd.                              16,117  243,440
*   Dongkook Industrial Co., Ltd.                           10,487   20,894
    DongKook Pharmaceutical Co., Ltd.                          621   33,405
    Dongkuk Industries Co., Ltd.                            14,504   61,303
    Dongkuk Steel Mill Co., Ltd.                            17,327  222,125
#   Dongkuk Structures & Construction Co., Ltd.              4,495   25,708
    Dongsuh Cos., Inc.                                       1,462   38,614
    Dongsung Chemical Co., Ltd.                                737   11,564
    DONGSUNG Corp.                                           8,491   49,018
#   Dongsung Finetec Co., Ltd.                               7,063   37,802
    Dongwha Enterprise Co., Ltd.                               717   23,355
    Dongwha Pharm Co., Ltd.                                  3,099   22,653
    Dongwon Development Co., Ltd.                           14,753   65,929
    Dongwon F&B Co., Ltd.                                      381   73,540
    Dongwon Industries Co., Ltd.                               423  104,672
    Dongwon Systems Corp.                                      542   25,769
    Doosan Corp.                                             2,814  296,712
*   Doosan Engine Co., Ltd.                                 14,369   52,986
    Doosan Heavy Industries & Construction Co., Ltd.        15,444  284,351

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
*   Doosan Infracore Co., Ltd.                              62,969 $  453,148
    Douzone Bizon Co., Ltd.                                  4,381    136,672
    DRB Holding Co., Ltd.                                    2,465     20,993
    DY Corp.                                                 6,599     42,470
    e Tec E&C, Ltd.                                            549     67,413
    e-LITECOM Co., Ltd.                                      2,144     17,862
    E-MART, Inc.                                             3,127    709,857
    E1 Corp.                                                   695     38,014
    Eagon Industrial, Ltd.                                   1,531     12,926
#   Easy Bio, Inc.                                          19,573    121,030
#*  EcoBio Holdings Co., Ltd.                                2,093     17,752
#*  Ecopro Co., Ltd.                                         3,348     88,390
    Elentec Co., Ltd.                                        4,107     18,449
    EM-Tech Co., Ltd.                                        4,598     55,695
*   Emerson Pacific, Inc.                                    1,462     40,303
    ENF Technology Co., Ltd.                                 4,799     93,388
    Eo Technics Co., Ltd.                                      867     64,881
    Eugene Corp.                                            13,972     78,640
*   Eugene Investment & Securities Co., Ltd.                23,816     78,543
    Eugene Technology Co., Ltd.                              3,563     54,556
    Eusu Holdings Co., Ltd.                                  7,790     53,022
    F&F Co., Ltd.                                            1,595     39,970
    Farmsco                                                  3,987     43,481
#   Feelux Co., Ltd.                                         6,770     19,048
    Fila Korea, Ltd.                                         1,191     78,758
    Fine Technix Co., Ltd.                                   5,200     11,297
*   Foosung Co., Ltd.                                       15,450    151,799
#*  G-SMATT GLOBAL Co., Ltd.                                 1,959     23,695
#*  Gamevil, Inc.                                              845     41,586
#*  GNCO Co., Ltd.                                          12,219     22,771
    Golfzon Co., Ltd.                                          592     26,860
    GOLFZONNEWDIN Co., Ltd.                                  8,068     40,540
    Grand Korea Leisure Co., Ltd.                           11,973    245,719
    Green Cross Corp.                                          505     83,047
    Green Cross Holdings Corp.                               6,029    176,754
#*  GS Engineering & Construction Corp.                     10,989    312,481
*   GS Global Corp.                                         25,862     71,630
    GS Holdings Corp.                                       15,127  1,019,667
    GS Home Shopping, Inc.                                     818    172,019
    GS Retail Co., Ltd.                                      1,817     78,560
    Halla Holdings Corp.                                     3,103    182,862
    Han Kuk Carbon Co., Ltd.                                 6,762     36,214
    Hana Financial Group, Inc.                              27,790  1,267,978
*   Hana Micron, Inc.                                        5,902     26,725
    Hana Tour Service, Inc.                                  1,516    115,384
    Hancom, Inc.                                             2,449     34,998
    Handok, Inc.                                               729     16,393
    Handsome Co., Ltd.                                       3,588    115,749
    Hanil Cement Co., Ltd.                                   1,011    111,938
#*  Hanjin Heavy Industries & Construction Co., Ltd.        31,347    124,222
*   Hanjin Kal Corp.                                        14,045    295,143
    Hanjin Transportation Co., Ltd.                          2,298     64,816
*   Hankook Cosmetics Co., Ltd.                              3,430     47,441

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ --------
SOUTH KOREA -- (Continued)
    Hankook Shell Oil Co., Ltd.                                160 $ 58,911
    Hankook Tire Co., Ltd.                                  14,035  784,316
    Hankuk Paper Manufacturing Co., Ltd.                       663   17,507
#*  Hanmi Pharm Co., Ltd.                                      696  228,798
*   Hanmi Science Co., Ltd.                                    694   51,653
    Hanmi Semiconductor Co., Ltd.                            7,775   58,666
    Hanon Systems                                           21,775  199,294
    Hansae Co., Ltd.                                         2,207   51,632
    Hansae Yes24 Holdings Co., Ltd.                          4,916   43,520
    Hanshin Construction                                     1,101   20,020
    Hansol Chemical Co., Ltd.                                2,668  180,140
*   Hansol Holdings Co., Ltd.                               12,039   67,022
*   Hansol HomeDeco Co., Ltd.                               15,521   20,667
    Hansol Paper Co., Ltd.                                   4,185   71,055
*   Hansol SeenTec Co., Ltd.                                12,363   13,809
*   Hansol Technics Co., Ltd.                                5,696   79,430
    Hanssem Co., Ltd.                                          891  140,117
    Hanwha Chemical Corp.                                   23,678  713,690
    Hanwha Corp.                                            19,028  832,252
*   Hanwha Galleria Timeworld Co., Ltd.                        549   13,983
    Hanwha General Insurance Co., Ltd.                      12,628  113,404
#*  Hanwha Investment & Securities Co., Ltd.                57,309  188,281
#   Hanwha Life Insurance Co., Ltd.                         42,274  285,236
*   Hanwha Techwin Co., Ltd.                                 6,153  219,600
    Hanyang Eng Co., Ltd.                                    2,985   34,782
    Harim Co., Ltd.                                          8,161   33,321
    Harim Holdings Co., Ltd.                                15,010   55,952
    HB Technology Co., Ltd.                                 12,773   53,596
#   Heung-A Shipping Co., Ltd.                              50,220   59,496
    Hite Jinro Co., Ltd.                                     5,965  127,657
    Hitejinro Holdings Co., Ltd.                             1,367   14,110
    HMC Investment Securities Co., Ltd.                      5,341   56,797
    Hotel Shilla Co., Ltd.                                   2,379  137,975
    HS Industries Co., Ltd.                                  8,745   73,693
    HS R&A Co., Ltd.                                        12,730   33,605
    Huchems Fine Chemical Corp.                              3,204   71,410
*   Hugel, Inc.                                                218  113,234
    Humax Co., Ltd.                                          6,166   59,498
    Huons Global Co., Ltd.                                   1,891   58,887
    Huvis Corp.                                              2,758   20,092
    Hwa Shin Co., Ltd.                                       6,628   34,103
    HwaSung Industrial Co., Ltd.                             2,437   33,100
    Hy-Lok Corp.                                             3,442   70,881
    Hyosung Corp.                                            5,389  806,735
    Hyundai BNG Steel Co., Ltd.                              2,999   34,430
*   Hyundai Cement Co.                                         369    8,173
*   Hyundai Construction Equipment Co., Ltd.                   166   54,336
    Hyundai Corp Holdings Inc.                               1,010   13,312
    Hyundai Corp.                                            2,694   48,986
    Hyundai Department Store Co., Ltd.                       3,962  393,067
    Hyundai Development Co-Engineering & Construction        9,847  375,084
*   Hyundai Electric & Energy System Co., Ltd.                 172   49,724
    Hyundai Elevator Co., Ltd.                               2,540  121,861

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Engineering & Construction Co., Ltd.            18,450 $  746,164
    Hyundai Engineering Plastics Co., Ltd.                   7,950     49,393
    Hyundai Glovis Co., Ltd.                                 2,127    298,454
    Hyundai Greenfood Co., Ltd.                              9,664    157,862
*   Hyundai Heavy Industries Co., Ltd.                       2,623    408,703
    Hyundai Home Shopping Network Corp.                        893    110,070
    Hyundai Hy Communications & Networks Co., Ltd.          16,126     60,237
    Hyundai Livart Furniture Co., Ltd.                       2,378     53,740
    Hyundai Marine & Fire Insurance Co., Ltd.               23,619    958,249
*   Hyundai Merchant Marine Co., Ltd.                          978      6,808
*   Hyundai Mipo Dockyard Co., Ltd.                          3,668    352,096
    Hyundai Mobis Co., Ltd.                                  3,644    800,831
    Hyundai Motor Co.                                       10,934  1,415,468
*   Hyundai Robotics Co., Ltd.                                 557    219,392
#*  Hyundai Rotem Co., Ltd.                                  3,842     64,367
    Hyundai Steel Co.                                       10,527    589,397
#   Hyundai Wia Corp.                                        4,322    266,564
    i-SENS, Inc.                                               555     13,489
*   iA, Inc.                                                 7,329     23,692
*   IE, Ltd.                                                49,288     10,967
*   IHQ, Inc.                                               21,846     40,794
    IL Dong Pharmaceutical Co., Ltd.                         1,299     22,340
    IlDong Holdings Co., Ltd.                                  478      6,580
*   Iljin Display Co., Ltd.                                  5,199     36,465
#   Iljin Holdings Co., Ltd.                                 5,037     25,988
    Ilshin Spinning Co., Ltd.                                  467     50,719
    iMarketKorea, Inc.                                       6,839     77,907
    InBody Co., Ltd.                                         2,830     74,063
    Industrial Bank of Korea                                29,963    413,911
*   INITECH Co., Ltd.                                        3,505     23,662
    Innocean Worldwide, Inc.                                   420     25,628
*   Innox Advanced Materials Co., Ltd.                       1,315     80,145
*   Innox Corp.                                                565     11,016
*   Insun ENT Co., Ltd.                                      7,613     54,943
*   Interflex Co., Ltd.                                      1,898     58,512
    Interojo Co., Ltd.                                       2,086     66,637
    Interpark Holdings Corp.                                15,035     76,987
    INTOPS Co., Ltd.                                         2,626     27,537
    IS Dongseo Co., Ltd.                                     4,074    151,110
    ISC Co., Ltd.                                              731     16,734
    ISU Chemical Co., Ltd.                                   2,823     45,177
    IsuPetasys Co., Ltd.                                    13,287     51,382
    J.ESTINA Co., Ltd.                                       3,160     17,387
    Jahwa Electronics Co., Ltd.                              2,194     36,584
    JASTECH, Ltd.                                            4,110     70,334
    JB Financial Group Co., Ltd.                            34,329    212,675
*   Jcontentree Corp.                                        9,351     35,849
    Jeju Air Co., Ltd.                                         849     27,128
    Jinro Distillers Co., Ltd.                                 564     16,780
*   Jusung Engineering Co., Ltd.                             9,061    131,893
    JW Holdings Corp.                                        8,096     64,877
    JW Pharmaceutical Corp.                                  1,216     51,285
*   JYP Entertainment Corp.                                  4,958     31,448

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
    Kakao Corp.                                                978 $  104,761
    Kangnam Jevisco Co., Ltd.                                  961     34,779
    Kangwon Land, Inc.                                       3,355    110,957
    KAON Media Co., Ltd.                                     3,801     40,242
    KB Financial Group, Inc.                                24,940  1,326,076
    KC Green Holdings Co., Ltd.                              5,906     32,662
    KC Tech Co., Ltd.                                        5,079    107,774
    KCC Corp.                                                1,165    454,036
*   KEC Corp.                                               18,489     15,960
#   KEPCO Engineering & Construction Co., Inc.               1,886     31,933
    KEPCO Plant Service & Engineering Co., Ltd.              2,168     87,171
    Keyang Electric Machinery Co., Ltd.                      4,213     18,109
*   KEYEAST Co., Ltd.                                       17,672     34,113
    KG Chemical Corp.                                        3,561     49,694
    KG Eco Technology Service Co., Ltd.                      5,815     23,420
    Kginicis Co., Ltd.                                       4,395     50,852
    KGMobilians Co., Ltd.                                    2,177     14,435
    KH Vatec Co., Ltd.                                       5,594     41,591
    Kia Motors Corp.                                        24,166    789,667
    KISCO Corp.                                              1,233     47,653
    KISCO Holdings Co., Ltd.                                   391     26,306
    KISWIRE, Ltd.                                            2,341     82,385
    KIWOOM Securities Co., Ltd.                              2,888    219,196
*   KleanNara Co., Ltd.                                      5,677     25,369
*   KMH Co., Ltd.                                            4,264     39,629
    Kodaco Co., Ltd.                                        11,316     35,739
    Koentec Co., Ltd.                                       16,972     73,101
    Koh Young Technology, Inc.                               3,071    176,118
    Kolao Holdings                                           7,228     35,735
    Kolmar BNH Co., Ltd.                                     2,164     39,550
    Kolon Corp.                                              1,614     89,281
    Kolon Global Corp.                                       2,247     25,522
#   Kolon Industries, Inc.                                   3,972    233,138
*   Komipharm International Co., Ltd.                        1,137     41,159
*   KONA I Co., Ltd.                                         5,300     62,071
    Kook Soon Dang Brewery Co., Ltd.                         6,281     36,151
    Korea Aerospace Industries, Ltd.                         8,473    391,929
    Korea Alcohol Industrial Co., Ltd.                       5,942     43,251
    Korea Autoglass Corp.                                    1,496     27,976
    Korea Circuit Co., Ltd.                                  3,032     36,409
    Korea District Heating Corp.                               424     29,337
    Korea Electric Power Corp.                               3,633    144,841
    Korea Electric Power Corp. Sponsored ADR                 4,000     80,280
    Korea Electric Terminal Co., Ltd.                        1,371     86,480
*   Korea Gas Corp.                                          2,619    117,480
*   Korea Information & Communications Co, Ltd.              2,407     24,636
    Korea Investment Holdings Co., Ltd.                      8,732    555,597
    Korea Kolmar Co., Ltd.                                   1,232     78,159
    Korea Kolmar Holdings Co., Ltd.                            685     18,342
#*  Korea Line Corp.                                         5,318    153,395
    Korea Petrochemical Ind Co., Ltd.                        1,492    344,147
    Korea United Pharm, Inc.                                 3,661     65,937
    Korea Zinc Co., Ltd.                                       802    353,568

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
*   Korean Air Lines Co., Ltd.                              13,491 $  428,414
    Korean Reinsurance Co.                                  24,805    285,955
    Kortek Corp.                                             3,151     39,427
    KPX Chemical Co., Ltd.                                     347     22,078
    KSS LINE, Ltd.                                           2,238     19,589
    KT Corp.                                                 2,588     80,472
    KT Corp. Sponsored ADR                                   2,500     45,475
*   KT Hitel Co., Ltd.                                       4,017     23,817
    KT Skylife Co., Ltd.                                    10,339    154,287
    KT&G Corp.                                               5,387    548,713
*   KTB Investment & Securities Co., Ltd.                   10,900     34,938
    KTCS Corp.                                               8,939     19,057
    Ktis Corp.                                               7,637     22,140
    Kukdo Chemical Co., Ltd.                                   877     44,821
    Kumho Industrial Co., Ltd.                               5,409     54,640
#   Kumho Petrochemical Co., Ltd.                            4,146    279,502
#*  Kumho Tire Co., Inc.                                    30,878    208,237
    Kumkang Kind Co., Ltd.                                     826     27,815
    Kwang Dong Pharmaceutical Co., Ltd.                     11,146     83,922
*   Kwang Myung Electric Co., Ltd.                           8,801     19,570
    Kwangju Bank Co., Ltd.                                   8,167    101,083
    Kyobo Securities Co., Ltd.                               7,517     70,547
    Kyung Dong Navien Co., Ltd.                              1,287     40,698
*   Kyung Nam Pharm Co., Ltd.                                3,666     30,930
    Kyung-In Synthetic Corp.                                 9,948     35,317
    Kyungbang, Ltd.                                          2,540     37,003
*   KyungDong City Gas Co., Ltd.                               379     17,176
    KyungDong Invest Co., Ltd.                                 230     10,933
    Kyungdong Pharm Co., Ltd.                                  814     13,967
*   LB Semicon, Inc.                                        13,039     32,489
    LEADCORP, Inc. (The)                                     7,093     47,921
*   Leaders Cosmetics Co., Ltd.                              4,291     55,978
    LEENO Industrial, Inc.                                     751     33,268
    LF Corp.                                                 6,172    172,971
    LG Chem, Ltd.                                            4,222  1,237,788
    LG Corp.                                                 6,968    469,417
    LG Display Co., Ltd.                                    51,445  1,451,655
#   LG Display Co., Ltd. ADR                                 7,000     99,610
    LG Electronics, Inc.                                    22,435  1,344,857
    LG Hausys, Ltd.                                          2,560    251,595
    LG Household & Health Care, Ltd.                           473    418,862
    LG Innotek Co., Ltd.                                     3,337    446,874
    LG International Corp.                                   6,111    160,548
    LG Uplus Corp.                                          51,396    764,070
    LIG Nex1 Co., Ltd.                                         604     44,195
    Lion Chemtech Co., Ltd.                                  2,336     30,789
*   Liveplex Co., Ltd.                                      14,590     11,446
    Lock & Lock Co., Ltd.                                    3,536     42,506
    Loen Entertainment, Inc.                                   614     49,171
*   LOT Vacuum Co., Ltd.                                     3,713     57,771
    Lotte Chemical Corp.                                     2,352    774,362
    Lotte Chilsung Beverage Co., Ltd.                          142    204,857
    Lotte Confectionery Co., Ltd.                              916    166,597

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ --------
SOUTH KOREA -- (Continued)
    LOTTE Fine Chemical Co., Ltd.                            6,059 $234,025
    Lotte Food Co., Ltd.                                       184  102,644
    LOTTE Himart Co., Ltd.                                   2,942  182,974
    Lotte Non-Life Insurance Co., Ltd.                      16,201   44,589
    Lotte Shopping Co., Ltd.                                 1,225  287,750
    LS Corp.                                                 4,863  365,547
    LS Industrial Systems Co., Ltd.                          4,120  212,631
*   Lumens Co., Ltd.                                        10,136   36,757
    Macquarie Korea Infrastructure Fund                     38,126  287,896
*   Macrogen, Inc.                                           1,290   26,804
*   Maeil Dairies Co., Ltd.                                    793   53,423
    Maeil Holdings Co., Ltd.                                   712   15,240
    Mando Corp.                                              1,381  316,593
    MDS Technology Co., Ltd.                                 1,135   21,178
    Medy-Tox, Inc.                                             547  288,892
    MegaStudy Co., Ltd.                                        429   11,575
    MegaStudyEdu Co., Ltd.                                     249    7,836
*   Melfas, Inc.                                             4,344   17,580
    Meritz Financial Group, Inc.                            15,252  207,161
    Meritz Fire & Marine Insurance Co., Ltd.                20,784  439,131
    Meritz Securities Co., Ltd.                             76,653  356,793
    Mi Chang Oil Industrial Co., Ltd.                          191   15,291
*   MiCo, Ltd.                                               7,444   27,808
    Mirae Asset Daewoo Co., Ltd.                            64,525  625,928
    Mirae Asset Life Insurance Co., Ltd.                     8,556   40,157
    Miwon Holdings Co., Ltd.                                   116    7,735
*   Miwon Specialty Chemical Co., Ltd.                         323   17,658
#   MK Electron Co., Ltd.                                    7,432   74,337
*   MNTech Co., Ltd.                                         7,262   45,978
    Mobase Co., Ltd.                                         1,602   11,345
    Modetour Network, Inc.                                   1,882   48,387
    Moorim P&P Co., Ltd.                                     4,460   18,696
    Muhak Co., Ltd.                                          4,292   87,039
#   Myungmoon Pharm Co., Ltd.                                4,676   23,634
    Namhae Chemical Corp.                                    6,019   52,489
*   Namsun Aluminum Co., Ltd.                               19,860   21,745
    Namyang Dairy Products Co., Ltd.                           115   75,224
*   Nanos Co., Ltd.                                          2,198   24,945
    NAVER Corp.                                                509  365,475
    NCSoft Corp.                                               763  246,102
    NeoPharm Co., Ltd.                                       1,128   32,210
*   Neowiz                                                   4,691   50,510
*   NEOWIZ HOLDINGS Corp.                                    2,036   27,906
*   NEPES Corp.                                             10,260   93,391
    Nexen Corp.                                              8,306   65,533
    Nexen Tire Corp.                                        12,573  149,449
*   Nexon GT Co., Ltd.                                       2,833   18,087
#   Nexturn Co., Ltd.                                        1,556   22,253
    NH Investment & Securities Co., Ltd.                    26,748  338,335
*   NHN Entertainment Corp.                                  4,415  302,571
*   NHN KCP Corp.                                            3,337   55,418
    NICE Holdings Co., Ltd.                                  7,246  107,181
    Nice Information & Telecommunication, Inc.               1,600   35,032

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
    NICE Information Service Co., Ltd.                      13,197 $  108,031
    NICE Total Cash Management Co., Ltd.                     8,267     77,562
    Nong Shim Holdings Co., Ltd.                               716     70,047
*   Nong Woo Bio Co., Ltd.                                   1,161     15,307
    NongShim Co., Ltd.                                         507    144,710
    NOROO Paint & Coatings Co., Ltd.                         2,394     18,693
    NS Shopping Co., Ltd.                                    5,600     83,564
*   NUTRIBIOTECH Co., Ltd.                                     862     16,985
#   OCI Co., Ltd.                                            4,083    336,779
*   Omnisystem Co., Ltd.                                    13,737     29,285
*   OPTRON-TEC, Inc.                                         5,659     43,462
*   Orion Corp.                                              2,586    189,710
    Orion Holdings Corp.                                     1,344     33,147
#*  Osstem Implant Co., Ltd.                                 2,849    153,118
    Ottogi Corp.                                                90     62,980
*   Pan Ocean Co., Ltd.                                     35,422    184,432
#*  PaperCorea, Inc.                                        65,315     17,574
#   Paradise Co., Ltd.                                      10,740    127,505
    Partron Co., Ltd.                                       11,330     85,962
#*  Paru Co., Ltd.                                          14,061     82,578
*   Pobis TNC Co., Ltd.                                     10,917     17,174
    Poongsan Corp.                                           6,855    304,343
    Poongsan Holdings Corp.                                  1,313     67,345
    POSCO                                                    3,587  1,071,849
    POSCO Sponsored ADR                                     11,313    849,833
    POSCO Chemtech Co., Ltd.                                 5,859    109,663
    POSCO Coated & Color Steel Co., Ltd.                       604     17,243
    Posco Daewoo Corp.                                      12,076    253,583
    Posco ICT Co., Ltd.                                     13,262     76,009
*   Power Logics Co., Ltd.                                  10,823     45,242
    PSK, Inc.                                                5,179     99,788
    Pulmuone Co., Ltd.                                         213     23,694
    Pyeong Hwa Automotive Co., Ltd.                          4,745     60,826
*   RFTech Co., Ltd.                                         3,833     18,534
*   S&S Tech Corp.                                           3,957     21,862
*   S&T Dynamics Co., Ltd.                                   5,618     46,709
    S&T Holdings Co., Ltd.                                   1,818     26,826
    S&T Motiv Co., Ltd.                                      2,649    125,779
    S-1 Corp.                                                2,132    175,673
#*  S-Connect Co., Ltd.                                     22,401     44,337
    S-Oil Corp.                                              5,960    620,843
#   S.Y. Panel Co., Ltd.                                     3,038     25,207
    Sajo Industries Co., Ltd.                                  772     52,778
    Sam Chun Dang Pharm Co., Ltd.                            5,368     65,688
    Sam Young Electronics Co., Ltd.                          2,512     30,858
    Sam Yung Trading Co., Ltd.                               1,601     27,073
    Samchully Co., Ltd.                                        644     65,891
    Samchuly Bicycle Co., Ltd.                               2,639     24,768
    Samho Development Co., Ltd.                              5,939     26,622
*   Samho International Co., Ltd.                            1,716     30,888
    SAMHWA Paints Industrial Co., Ltd.                       4,214     33,186
    Samick Musical Instruments Co., Ltd.                     9,330     16,170
#   Samick THK Co., Ltd.                                     3,397     66,919

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
SOUTH KOREA -- (Continued)
*   Samji Electronics Co., Ltd.                              2,456 $    18,169
    Samjin Pharmaceutical Co., Ltd.                          4,150     123,866
    Samkee Automotive Co., Ltd.                              5,315      17,388
    Samkwang Glass                                             293      14,797
    Sammok S-Form Co., Ltd.                                  3,916      48,061
*   SAMPYO Cement Co., Ltd.                                  6,670      23,008
    Samsung C&T Corp.                                        1,798     223,284
    Samsung Card Co., Ltd.                                   6,679     236,854
    Samsung Electro-Mechanics Co., Ltd.                     11,404     952,383
    Samsung Electronics Co., Ltd.                            7,245  15,580,220
#*  Samsung Engineering Co., Ltd.                           30,258     275,699
    Samsung Fire & Marine Insurance Co., Ltd.                2,875     750,070
*   Samsung Heavy Industries Co., Ltd.                      50,202     502,397
    Samsung Life Insurance Co., Ltd.                         4,120     462,039
    Samsung SDI Co., Ltd.                                    4,716     708,659
    Samsung SDS Co., Ltd.                                    1,090     174,148
    Samsung Securities Co., Ltd.                            12,915     468,147
    SAMT Co., Ltd.                                          33,156      66,419
    Samwha Capacitor Co., Ltd.                               3,391      65,117
    Samyang Corp.                                              831      75,412
    Samyang Foods Co., Ltd.                                    425      18,549
    Samyang Holdings Corp.                                   1,141     117,280
    Samyang Tongsang Co., Ltd.                                 454      20,115
    Samyoung M-Tek Co., Ltd.                                 3,893      13,454
*   Sangbo Corp.                                             7,737      16,244
    SBS Media Holdings Co., Ltd.                            14,920      40,476
#*  SBW                                                     36,660      45,386
    Seah Besteel Corp.                                       4,951     154,138
    SeAH Steel Corp.                                         1,414     122,846
    Sebang Co., Ltd.                                         3,396      45,076
    Sebang Global Battery Co., Ltd.                          2,869      99,391
*   Seegene, Inc.                                            1,200      31,249
    Sejong Industrial Co., Ltd.                              2,136      16,321
    Sekonix Co., Ltd.                                        3,832      54,574
    Seobu T&D                                                3,876      56,419
    Seohan Co., Ltd.                                        25,689      57,773
    Seohee Construction Co., Ltd.                           59,134      66,364
    Seoul Auction Co., Ltd.                                  2,406      17,856
    Seoul Semiconductor Co., Ltd.                           14,590     271,077
    SEOWONINTECH Co., Ltd.                                   3,132      34,018
    Seoyon Co., Ltd.                                         2,897      25,511
*   Sewon Cellontech Co., Ltd.                               8,438      20,058
    SFA Engineering Corp.                                    6,976     234,019
*   SFA Semicon Co, Ltd.                                    21,092      56,507
#*  SG Corp.                                                32,481      29,603
    SH Energy & Chemical Co., Ltd.                          26,194      33,962
*   Shin Poong Pharmaceutical Co., Ltd.                     12,827      67,833
    Shinhan Financial Group Co., Ltd.                       23,461   1,115,030
    Shinhan Financial Group Co., Ltd. ADR                    3,200     152,064
    Shinsegae Engineering & Construction Co., Ltd.             863      24,942
    Shinsegae Food Co., Ltd.                                   316      41,257
    Shinsegae Information & Communication Co., Ltd.            458      33,744
    Shinsegae International, Inc.                              678      41,023

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
    Shinsegae, Inc.                                          1,721 $  365,741
#*  Shinsung E&G Energy Co., Ltd.                           19,739     39,849
*   Shinsung Tongsang Co., Ltd.                             23,223     20,613
    Shinwha Intertek Corp.                                  10,450     29,064
    Shinyoung Securities Co., Ltd.                             586     30,945
#   SHOWBOX Corp.                                            5,036     28,576
    Silicon Works Co., Ltd.                                  2,175     69,217
    Silla Co., Ltd.                                          2,038     26,040
    SIMMTECH Co., Ltd.                                      10,495     97,416
*   SIMMTECH HOLDINGS Co., Ltd.                             18,290     45,947
    Sindoh Co., Ltd.                                         1,902     97,960
    SK Bioland Co., Ltd.                                     1,494     21,756
    SK Chemicals Co., Ltd.                                   3,542    216,712
    SK Gas, Ltd.                                             1,647    169,243
    SK Holdings Co., Ltd.                                    4,942  1,198,653
    SK Hynix, Inc.                                          46,357  2,725,437
    SK Innovation Co., Ltd.                                  7,223  1,139,976
    SK Materials Co., Ltd.                                     620    102,247
    SK Networks Co., Ltd.                                   27,989    158,332
#*  SK Securities Co., Ltd.                                 99,631    115,317
    SK Telecom Co., Ltd.                                       354     87,550
    SK Telecom Co., Ltd. ADR                                 1,400     38,164
    SKC Co., Ltd.                                            6,532    211,433
*   SKC Solmics Co., Ltd.                                   14,915     60,004
    SKCKOLONPI, Inc.                                         4,953    120,574
    SL Corp.                                                 4,432     88,081
*   SM Entertainment Co.                                     3,458     91,442
*   Solid, Inc.                                              4,615      9,500
    Songwon Industrial Co., Ltd.                             6,590    120,153
    Soulbrain Co., Ltd.                                      3,188    195,107
    SPC Samlip Co., Ltd.                                       385     56,776
    Spigen Korea Co., Ltd.                                   1,063     37,988
    Ssangyong Cement Industrial Co., Ltd.                    7,674     98,339
*   Ssangyong Information & Communication                    2,146      4,049
*   Ssangyong Motor Co.                                      9,941     55,407
    Suheung Co., Ltd.                                        1,335     41,577
    Sunchang Corp.                                           2,455     21,748
    Sung Kwang Bend Co., Ltd.                                9,320     82,387
    Sungchang Enterprise Holdings, Ltd.                     23,155     59,831
*   Sungshin Cement Co., Ltd.                                4,554     30,125
    Sungwoo Hitech Co., Ltd.                                11,806     75,308
    Sunjin Co., Ltd.                                         2,836     47,132
*   Suprema HQ, Inc.                                           570      3,720
*   Suprema, Inc.                                              529     11,897
*   Synopex, Inc.                                           12,915     23,861
    Systems Technology, Inc.                                 3,102     49,786
*   T'way Holdings, Inc.                                     6,101     19,547
    Taekwang Industrial Co., Ltd.                              135    148,959
#*  Taewoong Co., Ltd.                                       4,558     92,998
*   Taeyoung Engineering & Construction Co., Ltd.           11,847     97,587
*   Taihan Electric Wire Co., Ltd.                          11,757     13,089
*   TBH Global Co., Ltd.                                     5,128     48,975
#   TechWing, Inc.                                           4,245     53,665

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ --------
SOUTH KOREA -- (Continued)
    TES Co., Ltd.                                            6,178 $164,618
*   Texcell-NetCom Co., Ltd.                                12,437  109,069
*   Thinkware Systems Corp.                                  2,160   22,090
*   TK Chemical Corp.                                       10,111   20,034
    TK Corp.                                                 4,503   38,656
    Tokai Carbon Korea Co., Ltd.                             1,083   47,994
#   Tong Yang Moolsan Co., Ltd.                             16,300   27,316
    Tongyang Life Insurance Co., Ltd.                       13,038  113,383
    Tongyang, Inc.                                          41,619   83,028
    Toptec Co., Ltd.                                         8,060  208,502
    Tovis Co., Ltd.                                          5,714   45,740
    TS Corp.                                                   743   17,490
    Ubiquoss Holdings, Inc.                                  2,090   11,996
*   Ubiquoss, Inc.                                             666   11,941
#*  Ugint Co., Ltd.                                         57,986   15,761
    Uju Electronics Co., Ltd.                                1,387   18,335
    Unid Co., Ltd.                                           2,127   97,022
    Uniquest Corp.                                           3,608   24,225
#   UniTest, Inc.                                            4,699   49,888
    Value Added Technologies Co., Ltd.                       1,541   42,679
    Viatron Technologies, Inc.                               1,640   32,224
    Vieworks Co., Ltd.                                       1,617   70,811
    Visang Education, Inc.                                   2,929   34,152
    Vitzrocell Co., Ltd.                                     2,406   31,176
*   Webzen, Inc.                                             4,379   67,663
    WeMade Entertainment Co., Ltd.                           2,769   80,501
    Whanin Pharmaceutical Co., Ltd.                          4,204   74,166
#*  WillBes & Co. (The)                                     19,813   36,984
    WiSoL Co., Ltd.                                          4,623   58,612
*   Wonik Holdings Co., Ltd.                                10,539   80,863
*   WONIK IPS Co., Ltd.                                      7,136  208,002
*   Wonik Materials Co., Ltd.                                1,168   80,648
*   Wonik QnC Corp.                                          3,518   37,177
*   Woongjin Co., Ltd.                                      13,424   26,996
*   Woongjin Thinkbig Co., Ltd.                              9,131   58,316
    Woori Bank                                              38,391  655,682
    Woory Industrial Co., Ltd.                               2,626   77,321
    WooSung Feed Co., Ltd.                                   6,316   17,329
    Y G-1 Co., Ltd.                                          2,624   27,311
*   YD Online Corp.                                          5,106   19,880
*   YeaRimDang Publishing Co., Ltd.                          5,608   48,512
    Yeong Hwa Metal Co., Ltd.                               22,475   32,706
    YES24 Co., Ltd.                                          2,337   14,098
    YESCO Co., Ltd.                                          1,036   35,462
    YG Entertainment, Inc.                                   2,295   60,479
    YMC Co., Ltd.                                            1,363   26,050
    Yoosung Enterprise Co., Ltd.                             3,387   12,346
    YooSung T&S Co., Ltd.                                    4,556   17,345
    Youlchon Chemical Co., Ltd.                              1,481   18,330
    Young Poong Corp.                                           88   97,358
#   Youngone Corp.                                           4,653  136,322
    Youngone Holdings Co., Ltd.                              1,998   96,013
*   Yuanta Securities Korea Co., Ltd.                       35,299  122,423

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Yuhan Corp.                                                761 $    160,849
*   Yungjin Pharmaceutical Co., Ltd.                         4,960       42,458
    Zeus Co., Ltd.                                           2,774       42,404
                                                                   ------------
TOTAL SOUTH KOREA                                                   104,772,014
                                                                   ------------
SPAIN -- (2.0%)
    Abertis Infraestructuras SA                             26,534      523,187
    Acciona SA                                              12,189    1,041,909
    Acerinox SA                                             36,092      463,350
    ACS Actividades de Construccion y Servicios SA          29,723    1,138,270
    Aena SA                                                  3,115      608,820
    Almirall SA                                             18,861      182,426
    Amadeus IT Group SA Class A                             25,480    1,568,393
#*  Amper SA                                               275,760       77,774
    Applus Services SA                                      33,674      433,714
    Atresmedia Corp. de Medios de Comunicacion SA           20,688      242,812
    Azkoyen SA                                               4,802       43,810
    Banco Bilbao Vizcaya Argentaria SA                     426,873    3,862,209
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR        26,705      242,481
    Banco de Sabadell SA                                 1,069,592    2,388,530
    Banco Santander SA                                     902,833    6,146,638
#   Banco Santander SA Sponsored ADR                        80,861      551,469
    Bankia SA                                              147,437      745,196
    Bankinter SA                                            94,682      921,482
*   Baron de Ley                                               258       32,804
    Bolsas y Mercados Espanoles SHMSF SA                    20,898      766,498
    CaixaBank SA                                           395,709    2,061,108
    Cellnex Telecom SA                                      40,013      899,987
    Cia de Distribucion Integral Logista Holdings SA        12,564      324,414
    Cie Automotive SA                                       19,308      477,907
    Construcciones y Auxiliar de Ferrocarriles SA            4,920      218,767
#*  Deoleo SA                                              139,533       33,768
#   Distribuidora Internacional de Alimentacion SA         186,039    1,253,069
#*  Duro Felguera SA                                        14,383       12,779
    Ebro Foods SA                                           17,019      407,381
*   eDreams ODIGEO SA                                       17,017       59,234
    Elecnor SA                                               5,826       80,287
    Enagas SA                                               42,925    1,213,189
    Ence Energia y Celulosa SA                              55,325      235,778
    Endesa SA                                               25,081      593,751
    Ercros SA                                               44,591      162,011
    Euskaltel SA                                             9,810      100,304
    Faes Farma SA                                           52,855      167,629
    Ferrovial SA                                            18,420      397,226
    Fluidra SA                                               6,004       52,752
*   Fomento de Construcciones y Contratas SA                 9,183      101,019
    Gas Natural SDG SA                                      46,205    1,081,383
    Grifols SA                                              16,715      469,023
    Grupo Catalana Occidente SA                             11,139      495,531
*   Grupo Empresarial San Jose SA                            1,990        8,853
#*  Grupo Ezentis SA                                        30,380       25,773
    Iberdrola SA                                           575,159    4,533,943
*   Indra Sistemas SA                                       40,065      619,894

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Industria de Diseno Textil SA                            28,692 $ 1,138,911
    Inmobiliaria Colonial SA                                 52,448     489,206
*   Liberbank SA                                            156,297     180,029
    Mapfre SA                                               287,730   1,071,743
    Mediaset Espana Comunicacion SA                          62,849     792,137
    Melia Hotels International SA                            15,073     233,633
    Miquel y Costas & Miquel SA                               4,695     173,772
    NH Hotel Group SA                                        43,409     289,202
#   Obrascon Huarte Lain SA                                  47,065     197,635
    Papeles y Cartones de Europa SA                          18,195     159,629
*   Pharma Mar SA                                            17,562      79,730
#*  Promotora de Informaciones SA Class A                    13,001      49,189
    Prosegur Cia de Seguridad SA                             70,028     478,633
#*  Quabit Inmobiliaria SA(BYYTT70)                          14,706      30,347
    Quabit Inmobiliaria SA(BYVXB02)                             735       1,523
*   Realia Business SA                                       15,224      19,689
    Red Electrica Corp. SA                                   35,236     754,875
    Repsol SA                                               170,635   2,857,777
    Repsol SA Sponsored ADR                                     226       3,797
#*  Sacyr SA                                                124,514     332,254
    Saeta Yield SA                                            1,110      12,737
    Siemens Gamesa Renewable Energy SA                       43,715     715,229
#*  Solaria Energia y Medio Ambiente SA                      19,808      31,996
#   Talgo SA                                                 31,501     182,062
    Tecnicas Reunidas SA                                      9,921     351,809
    Telefonica SA                                           238,174   2,696,837
    Telefonica SA Sponsored ADR                               6,481      73,106
*   Tubacex SA                                               21,337      83,513
*   Tubos Reunidos SA                                        22,892      29,093
    Vidrala SA                                                5,629     439,068
    Viscofan SA                                              16,396     975,459
    Zardoya Otis SA                                          44,516     466,993
                                                                    -----------
TOTAL SPAIN                                                          53,460,145
                                                                    -----------
SWEDEN -- (2.1%)
    AAK AB                                                    8,056     595,465
    Acando AB                                                33,126     111,603
    AddLife AB                                                1,848      38,089
    AddNode Group AB                                          1,175      10,476
    AddTech AB Class B                                       10,398     202,839
    AF AB Class B                                            11,894     260,530
    Alfa Laval AB                                            20,799     464,516
    Alimak Group AB                                           1,763      30,566
    Assa Abloy AB Class B                                    40,078     858,589
    Atlas Copco AB Class A                                   21,557     779,668
    Atlas Copco AB Class B                                   11,717     379,465
#   Atrium Ljungberg AB Class B                               8,208     140,163
    Attendo AB                                                  880      11,071
#   Avanza Bank Holding AB                                    6,527     269,300
#   Axfood AB                                                12,442     209,543
    Beijer Alma AB                                            6,784     198,132
    Bergman & Beving AB                                       6,797      84,209
    Betsson AB                                               19,810     190,513

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SWEDEN -- (Continued)
    Bilia AB Class A                                        25,016 $  241,685
    BillerudKorsnas AB                                      42,750    675,979
    BioGaia AB Class B                                       3,701    137,991
    Biotage AB                                              10,635     76,669
    Boliden AB                                              50,704  1,591,803
    Bonava AB Class B                                       19,873    347,744
    Bulten AB                                                5,345     81,437
    Bure Equity AB                                          17,507    215,095
#   Byggmax Group AB                                        27,070    218,797
    Castellum AB                                            37,558    583,786
    Catena AB                                                2,788     48,230
    Cavotec SA                                               2,989     11,442
    Clas Ohlson AB Class B                                  13,808    283,860
    Cloetta AB Class B                                      57,700    206,496
*   Collector AB                                             1,202     14,315
    Com Hem Holding AB                                      67,690    988,574
    Concentric AB                                           11,883    186,450
    Coor Service Management Holding AB                       1,722     12,360
    Dios Fastigheter AB                                     18,395    107,563
    Dometic Group AB                                        17,866    151,022
    Doro AB                                                  9,331     58,349
    Duni AB                                                  9,329    135,209
    Dustin Group AB                                          6,454     54,136
    Eastnine AB                                              9,352     79,894
    Elanders AB Class B                                      1,278     15,230
    Electrolux AB Series B                                  18,886    645,815
    Elekta AB Class B                                       40,972    394,347
#*  Eltel AB                                                12,624     40,154
    Enea AB                                                  3,603     34,423
*   Essity AB Class A                                        2,277     65,852
*   Essity AB Class B                                       34,871  1,011,085
    eWork Group AB                                           2,020     23,238
    Fabege AB                                               22,811    450,548
#   Fagerhult AB                                             4,333     57,032
*   Fastighets AB Balder Class B                             8,635    219,702
    Fenix Outdoor International AG                             232     24,513
#*  Fingerprint Cards AB Class B                            33,245    155,470
    Getinge AB Class B                                      29,000    503,407
    Granges AB                                              32,812    362,697
    Gunnebo AB                                               7,389     39,339
*   Haldex AB                                               11,172    149,122
    Hemfosa Fastigheter AB                                  24,322    298,368
    Hennes & Mauritz AB Class B                             21,704    566,261
    Hexagon AB Class B                                       9,138    451,520
    Hexpol AB                                               61,107    624,997
    HIQ International AB                                    17,055    114,034
#   Hoist Finance AB                                         4,717     52,272
    Holmen AB Class B                                       14,578    658,423
    Hufvudstaden AB Class A                                 17,897    311,523
    Husqvarna AB Class A                                     2,777     28,012
    Husqvarna AB Class B                                    96,883    985,558
#   ICA Gruppen AB                                           9,200    368,635
    Indutrade AB                                            18,684    460,903

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SWEDEN -- (Continued)
#   Intrum Justitia AB                                       21,164 $  688,662
    Inwido AB                                                11,031    138,677
#   ITAB Shop Concept AB Class B                              4,296     37,088
    JM AB                                                    23,484    824,267
    KappAhl AB                                               25,615    145,725
#   Karo Pharma AB                                           12,179     63,749
    Kindred Group P.L.C.                                     70,894    789,005
    Klovern AB Class B                                      116,555    148,895
    KNOW IT AB                                                3,230     52,065
    Kungsleden AB                                            33,633    221,219
    Lagercrantz Group AB Class B                             16,827    190,527
    Lifco AB Class B                                          3,353    111,789
    Lindab International AB                                  23,174    243,680
    Loomis AB Class B                                        24,821    922,151
*   Lundin Petroleum AB                                      16,381    373,056
#*  Medivir AB Class B                                        7,794     64,632
    Mekonomen AB                                              7,953    167,483
    Millicom International Cellular SA                       14,735    923,317
    Modern Times Group MTG AB Class B                        17,496    608,055
*   Momentum Group AB Class B                                 5,455     56,247
    MQ Holding AB                                            11,956     46,775
#   Mycronic AB                                              16,066    167,478
    NCC AB Class B                                           19,206    499,733
    NetEnt AB                                                54,439    525,277
    New Wave Group AB Class B                                27,186    189,391
    Nibe Industrier AB Class B                               65,051    620,203
    Nobia AB                                                 50,175    515,143
    Nobina AB                                                21,863    107,764
    Nolato AB Class B                                        12,358    542,697
    Nordea Bank AB                                          191,734  2,419,276
    Opus Group AB                                            98,502     85,967
    Oriflame Holding AG                                      11,517    442,142
    Pandox AB                                                 4,688     84,325
    Peab AB                                                  56,016    657,531
    Pricer AB Class B                                        33,309     40,233
    Proact IT Group AB                                        1,133     28,976
#   Probi AB                                                    961     44,026
#*  Qliro Group AB                                           26,974     55,502
#   Ratos AB Class B                                         70,515    336,861
*   RaySearch Laboratories AB                                 5,248    128,454
    Recipharm AB Class B                                      1,223     14,692
    Rezidor Hotel Group AB                                   25,056     96,563
    Rottneros AB                                             16,700     14,993
    Saab AB Class B                                          11,289    523,804
    Sagax AB Class B                                         10,084    126,643
    Sandvik AB                                               49,703    783,250
#*  SAS AB                                                   62,754    150,000
    Scandi Standard AB                                       18,348    131,209
    Sectra AB Class B                                         3,077     58,120
    Securitas AB Class B                                     33,360    555,555
    Semcon AB                                                 2,968     19,653
    Skandinaviska Enskilda Banken AB Class C                  1,487     18,655
    Skandinaviska Enskilda Banken AB Class A                 97,109  1,229,819

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Skanska AB Class B                                       17,367 $   394,638
    SKF AB Class A                                            1,991      39,664
    SKF AB Class B                                           91,656   1,821,768
    SkiStar AB                                                7,368     163,832
*   SSAB AB Class A(BPRBWK4)                                  2,266      11,541
*   SSAB AB Class A(B17H0S8)                                 59,037     298,280
*   SSAB AB Class B(BPRBWM6)                                 12,844      53,239
*   SSAB AB Class B(B17H3F6)                                156,431     645,930
    Svenska Cellulosa AB SCA Class A                          2,277      23,526
    Svenska Cellulosa AB SCA Class B                         34,871     288,728
    Svenska Handelsbanken AB Class A                        117,922   1,755,163
    Svenska Handelsbanken AB Class B                          2,115      31,542
    Sweco AB Class B                                         12,260     299,428
    Swedbank AB Class A                                      43,785   1,141,798
    Swedish Match AB                                         10,762     378,535
*   Swedish Orphan Biovitrum AB                              14,352     218,540
#   Systemair AB                                              1,553      26,360
    Tele2 AB Class B                                         85,242   1,014,532
    Telefonaktiebolaget LM Ericsson Class A                   3,536      22,916
    Telefonaktiebolaget LM Ericsson Class B                 177,699   1,150,140
    Telefonaktiebolaget LM Ericsson Sponsored ADR             8,088      51,925
    Telia Co. AB                                            501,685   2,358,350
    Thule Group AB                                           18,971     369,191
    Trelleborg AB Class B                                    30,864     726,924
    Troax Group AB                                              405      11,389
#   Victoria Park AB Class B                                 25,797      87,796
    Vitrolife AB                                              1,709     138,434
    Volvo AB Class A                                         30,091     510,825
    Volvo AB Class B                                        149,843   2,545,144
    Wallenstam AB Class B                                    29,761     302,995
    Wihlborgs Fastigheter AB                                 17,103     416,022
                                                                    -----------
TOTAL SWEDEN                                                         55,786,197
                                                                    -----------
SWITZERLAND -- (4.3%)
    ABB, Ltd.                                               155,128   3,634,078
    ABB, Ltd. Sponsored ADR                                  11,588     272,318
    Adecco Group AG                                          31,740   2,421,540
    Allreal Holding AG                                        4,325     786,409
*   Alpiq Holding AG                                          1,161      98,451
    ALSO Holding AG                                           1,512     197,725
    ams AG                                                   13,008     937,441
    APG SGA SA                                                  310     139,826
*   Arbonia AG                                               10,309     196,142
    Aryzta AG                                                18,867     606,289
    Ascom Holding AG                                          9,418     186,525
    Autoneum Holding AG                                       1,216     292,203
    Bachem Holding AG Class B                                   635      70,312
    Baloise Holding AG                                       12,615   2,026,802
    Bank Cler AG                                                634      28,487
    Banque Cantonale de Geneve                                   90      14,848
    Banque Cantonale Vaudoise                                   838     606,291
    Barry Callebaut AG                                          521     743,015
    Belimo Holding AG                                           118     489,268

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SWITZERLAND -- (Continued)
    Bell Food Group AG                                          346 $  159,222
    Bellevue Group AG                                         2,613     52,273
#   Berner Kantonalbank AG                                      635    120,272
    BFW Liegenschaften AG                                       830     39,347
    BKW AG                                                    3,354    191,116
    Bobst Group SA                                            3,039    338,349
    Bossard Holding AG Class A                                1,689    365,247
    Bucher Industries AG                                      2,162    720,914
#   Burckhardt Compression Holding AG                         1,313    389,985
    Burkhalter Holding AG                                       816    115,610
    Calida Holding AG                                         1,330     53,487
    Carlo Gavazzi Holding AG                                     93     33,946
    Cembra Money Bank AG                                      7,646    685,886
    Chocoladefabriken Lindt & Spruengli AG                        5    340,764
    Cie Financiere Richemont SA                              29,928  2,544,182
    Cie Financiere Tradition SA                                 263     24,166
    Clariant AG                                              80,922  1,880,426
    Coltene Holding AG                                        1,262    130,545
    Conzzeta AG                                                 398    416,504
    COSMO Pharmaceuticals NV                                    934    149,247
    Credit Suisse Group AG                                  131,575  2,022,529
    Credit Suisse Group AG Sponsored ADR                     11,668    179,107
    Daetwyler Holding AG                                      3,169    517,946
    DKSH Holding AG                                           6,676    525,355
    dormakaba Holding AG                                        896    798,642
#*  Dottikon Es Holding AG                                       32     29,111
*   Dufry AG                                                 10,193  1,623,802
#   EFG International AG                                     33,485    248,640
    Emmi AG                                                     550    387,499
    EMS-Chemie Holding AG                                       594    413,316
    Feintool International Holding AG                           438     53,491
    Flughafen Zurich AG                                       7,041  1,795,728
    Forbo Holding AG                                            456    692,364
    GAM Holding AG                                           53,248    839,508
    Geberit AG                                                2,493  1,199,020
    Georg Fischer AG                                          1,560  1,774,253
    Givaudan SA                                                 690  1,372,829
    Gurit Holding AG                                            206    247,527
    Helvetia Holding AG                                       1,750    978,120
    Hiag Immobilien Holding AG                                  910    112,611
#   HOCHDORF Holding AG                                         378    113,345
    Huber & Suhner AG                                         3,999    284,997
*   Idorsia, Ltd.                                             4,280     80,116
    Implenia AG                                               5,374    397,433
    Inficon Holding AG                                          631    346,053
#   Interroll Holding AG                                        280    367,126
    Intershop Holding AG                                        390    192,881
    Julius Baer Group, Ltd.                                  25,770  1,458,763
    Jungfraubahn Holding AG                                     519     61,197
    Kardex AG                                                 2,304    253,942
    Komax Holding AG                                            876    255,881
    Kudelski SA                                              13,192    210,038
    Kuehne + Nagel International AG                           3,270    569,450

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    LafargeHolcim, Ltd.(BZ3DNX4)                              6,741 $   404,597
    LafargeHolcim, Ltd.(7110753)                             24,981   1,492,644
*   Lastminute.com NV                                         1,768      21,941
    LEM Holding SA                                              135     163,337
    Liechtensteinische Landesbank AG                          2,040     103,159
    Logitech International SA(B18ZRK2)                        5,234     189,968
    Logitech International SA(H50430232)                     27,599     994,668
    Lonza Group AG                                           11,109   2,640,327
    Luzerner Kantonalbank AG                                  1,008     453,258
    Metall Zug AG Class B                                        59     246,876
#*  Meyer Burger Technology AG                               73,921     116,153
    Mobilezone Holding AG                                     4,852      70,242
    Mobimo Holding AG                                         1,887     538,679
    Nestle SA                                               200,030  16,884,433
    Novartis AG                                              88,456   7,534,480
    Novartis AG Sponsored ADR                                20,738   1,766,878
#   OC Oerlikon Corp. AG                                     58,246     852,195
    Orior AG                                                  1,572     117,196
#   Panalpina Welttransport Holding AG                        2,788     352,982
    Partners Group Holding AG                                 1,312     851,708
#   Phoenix Mecano AG                                           117      68,067
    Plazza AG Class A                                           199      47,318
    PSP Swiss Property AG                                     6,760     615,088
    Rieter Holding AG                                         1,006     232,983
    Roche Holding AG(7108918)                                   908     234,104
    Roche Holding AG(7110388)                                21,689   5,490,989
#   Romande Energie Holding SA                                   28      37,785
*   Schaffner Holding AG                                        112      36,998
    Schindler Holding AG                                      1,218     256,141
*   Schmolz + Bickenbach AG                                 133,580     122,808
    Schweiter Technologies AG                                   315     414,574
    SFS Group AG                                              3,868     440,021
    SGS SA                                                      363     802,297
    Siegfried Holding AG                                      1,106     321,636
    Sika AG                                                     321   2,212,093
    Sonova Holding AG                                         6,608   1,071,760
#   St Galler Kantonalbank AG                                   726     323,385
    Straumann Holding AG                                      1,430     807,547
    Sulzer AG                                                 6,717     753,573
    Sunrise Communications Group AG                          14,259   1,124,522
    Swatch Group AG (The)(7184725)                            3,466   1,375,171
    Swatch Group AG (The)(7184736)                            5,964     459,371
    Swiss Life Holding AG                                     6,607   2,411,242
    Swiss Prime Site AG                                       9,146     825,627
    Swiss Re AG                                              17,868   1,722,693
    Swisscom AG                                               4,062   1,985,351
    Swissquote Group Holding SA                               3,174      91,411
    Tamedia AG                                                  235      36,214
    Tecan Group AG                                            1,745     325,449
    Temenos Group AG                                          8,201     792,760
    Thurgauer Kantonalbank                                      480      49,986
    u-blox Holding AG                                         1,752     347,905
*   UBS Group AG(BRJL176)                                   191,586   3,331,770

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
SWITZERLAND -- (Continued)
*   UBS Group AG(H42097107)                               13,106 $    228,438
    Valiant Holding AG                                     4,912      579,011
    Valora Holding AG                                        990      328,626
    Vaudoise Assurances Holding SA                           323      179,687
    Vetropack Holding AG                                      36       76,017
    Vifor Pharma AG                                        6,700      715,183
    Vontobel Holding AG                                    8,608      572,645
    VP Bank AG                                               382       48,110
    VZ Holding AG                                            610      196,458
    Walliser Kantonalbank                                    123       12,115
    Walter Meier AG                                        1,320       61,395
    Warteck Invest AG                                          7       14,189
#   Ypsomed Holding AG                                       703      109,766
    Zehnder Group AG                                       3,069      107,738
*   Zueblin Immobilien Holding AG                            454       12,065
    Zuger Kantonalbank AG                                     13       71,856
    Zurich Insurance Group AG                              9,487    2,891,443
                                                                 ------------
TOTAL SWITZERLAND                                                 114,071,180
                                                                 ------------
TAIWAN -- (3.5%)
    A-DATA Technology Co., Ltd.                           40,000      101,886
    Ability Enterprise Co., Ltd.                          56,988       35,673
    AcBel Polytech, Inc.                                 121,000       93,140
    Accton Technology Corp.                              139,000      370,306
#   Acer, Inc.                                           673,000      330,706
    ACES Electronic Co., Ltd.                             18,000       16,670
    Achem Technology Corp.                                26,000        8,784
    Acter Co., Ltd.                                       13,000       83,693
*   Action Electronics Co., Ltd.                          63,000       15,919
    Actron Technology Corp.                               21,000       74,316
    Addcn Technology Co., Ltd.                             2,000       16,755
    Adlink Technology, Inc.                               12,659       26,884
    Advanced Ceramic X Corp.                              13,000      158,365
    Advanced International Multitech Co., Ltd.            20,000       23,408
#   Advanced Semiconductor Engineering, Inc.             721,863      968,478
    Advanced Semiconductor Engineering, Inc. ADR           6,800       44,812
    Advanced Wireless Semiconductor Co.                   47,000      106,486
    Advancetek Enterprise Co., Ltd.                       46,000       31,756
    Advantech Co., Ltd.                                   17,599      133,128
*   AGV Products Corp.                                   126,875       32,647
*   Airmate Cayman International Co., Ltd.                23,000       22,603
    Airtac International Group                            17,450      236,036
    Alchip Technologies, Ltd.                             16,000       42,254
*   ALI Corp.                                            124,000       84,287
    All Ring Tech Co., Ltd.                               25,000       47,652
    Alltop Technology Co., Ltd.                           23,000       56,965
    Alpha Networks, Inc.                                 134,300      109,821
    Altek Corp.                                          121,000      105,443
    Amazing Microelectronic Corp.                         27,560       90,876
    Ambassador Hotel (The)                                20,000       15,464
#   AmTRAN Technology Co., Ltd.                          253,000      162,944
    Anpec Electronics Corp.                               44,000       69,528
    Apacer Technology, Inc.                               16,750       22,495

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
    APAQ Technology Co., Ltd.                               24,000 $   26,873
    APCB, Inc.                                              51,000     53,275
    Apex Biotechnology Corp.                                32,000     36,770
    Apex International Co., Ltd.                            47,472     40,411
    Arcadyan Technology Corp.                               41,000     63,894
    Ardentec Corp.                                         126,990    117,591
    Asia Cement Corp.                                      449,000    396,827
#   Asia Optical Co., Inc.                                  63,000    148,282
*   Asia Pacific Telecom Co., Ltd.                         277,000     98,172
    Asia Plastic Recycling Holding, Ltd.                    95,305     43,717
    Asia Polymer Corp.                                     126,133     76,477
    Asia Vital Components Co., Ltd.                        132,000    115,673
    ASMedia Technology, Inc.                                 5,000     65,391
    ASPEED Technology, Inc.                                  4,000     92,715
    ASROCK, Inc.                                            12,000     28,604
    Asustek Computer, Inc.                                  77,000    716,124
    Aten International Co., Ltd.                            36,000     93,204
#   AU Optronics Corp.                                   1,862,000    753,790
#   AU Optronics Corp. Sponsored ADR                        12,300     49,446
    Audix Corp.                                             17,000     21,722
#   AURAS Technology Co., Ltd.                              28,000     76,962
    Aurora Corp.                                            13,000     25,262
    Avalue Technology, Inc.                                 20,000     33,900
    AVY Precision Technology, Inc.                          15,000     26,620
    Axiomtek Co., Ltd.                                      10,000     18,266
    Bank of Kaohsiung Co., Ltd.                             64,000     21,724
#   Basso Industry Corp.                                    38,000    103,560
    BenQ Materials Corp.                                    28,000     15,297
#   BES Engineering Corp.                                  557,000    120,143
*   Bin Chuan Enterprise Co., Ltd.                           9,000     13,259
    Bioteque Corp.                                           8,000     22,531
#   Bizlink Holding, Inc.                                   23,011    171,379
    Boardtek Electronics Corp.                              37,000     33,425
    Bothhand Enterprise, Inc.                               16,000     31,633
    Bright Led Electronics Corp.                            41,000     20,291
*   Browave Corp.                                           11,000     16,464
*   Cameo Communications, Inc.                              53,000     14,718
    Capital Securities Corp.                               557,000    183,160
    Career Technology MFG. Co., Ltd.                        95,000     63,124
    Casetek Holdings, Ltd.                                  34,000    107,398
    Catcher Technology Co., Ltd.                           108,000  1,241,234
    Cathay Financial Holding Co., Ltd.                     456,000    743,000
    Cathay Real Estate Development Co., Ltd.               198,000    113,750
    Cayman Engley Industrial Co., Ltd.                       4,000     22,440
*   Center Laboratories, Inc.                               22,000     43,055
    Chailease Holding Co., Ltd.                            258,760    743,873
*   Champion Building Materials Co., Ltd.                   48,000     11,734
    Chang Hwa Commercial Bank, Ltd.                        543,360    318,533
    Chang Wah Electromaterials, Inc.                         9,900     45,100
    Channel Well Technology Co., Ltd.                       48,000     41,889
    Charoen Pokphand Enterprise                             66,000    150,657
    Chaun-Choung Technology Corp.                           19,000     79,553
    CHC Healthcare Group                                    22,000     30,130

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
    CHC Resources Corp.                                     16,000 $ 27,558
    Chen Full International Co., Ltd.                       38,000   66,170
    Chenbro Micom Co., Ltd.                                 23,000   39,369
    Cheng Loong Corp.                                      278,000  145,928
#   Cheng Shin Rubber Industry Co., Ltd.                   145,000  293,288
    Cheng Uei Precision Industry Co., Ltd.                 156,000  211,592
    Chenming Mold Industry Corp.                            32,000   20,538
    Chia Hsin Cement Corp.                                 104,000   36,867
    Chian Hsing Forging Industrial Co., Ltd.                 6,000   14,543
    Chicony Electronics Co., Ltd.                          104,093  267,833
    Chicony Power Technology Co., Ltd.                      42,210   86,513
#   Chilisin Electronics Corp.                              44,360  110,848
#*  Chimei Materials Technology Corp.                       97,000   43,472
    Chin-Poon Industrial Co., Ltd.                         128,000  252,698
    China Airlines, Ltd.                                   941,000  289,185
    China Bills Finance Corp.                              280,000  138,623
    China Chemical & Pharmaceutical Co., Ltd.               71,000   42,100
    China Development Financial Holding Corp.            1,592,000  480,163
    China General Plastics Corp.                           143,932  138,026
    China Life Insurance Co., Ltd.                         642,032  679,300
    China Man-Made Fiber Corp.                             389,800  114,868
    China Metal Products                                    87,000   87,730
    China Motor Corp.                                      163,000  140,841
*   China Petrochemical Development Corp.                  707,000  295,038
    China Steel Chemical Corp.                              27,000  102,518
    China Steel Corp.                                      648,000  532,080
    China Synthetic Rubber Corp.                           164,110  185,670
    China Wire & Cable Co., Ltd.                            31,000   26,670
    Chinese Maritime Transport, Ltd.                        35,000   31,536
    Chipbond Technology Corp.                              162,000  266,847
    ChipMOS TECHNOLOGIES, Inc.                              84,000   82,558
    Chlitina Holding, Ltd.                                  16,000   68,133
    Chong Hong Construction Co., Ltd.                       44,100  104,711
    Chroma ATE, Inc.                                        47,000  148,484
    Chun Yuan Steel                                         87,000   32,985
#*  Chung Hung Steel Corp.                                 363,000  122,046
    Chung Hwa Pulp Corp.                                   193,228   64,933
    Chung-Hsin Electric & Machinery Manufacturing Corp.    156,000  109,489
    Chunghwa Precision Test Tech Co., Ltd.                   2,000   93,858
    Chunghwa Telecom Co., Ltd.                              47,000  158,869
    Chunghwa Telecom Co., Ltd. Sponsored ADR                 3,400  114,988
    Chyang Sheng Dyeing & Finishing Co., Ltd.               27,000   21,473
    Cleanaway Co., Ltd.                                     23,000  132,156
    Clevo Co.                                              184,000  164,432
*   CMC Magnetics Corp.                                    570,219   73,212
*   Co-Tech Development Corp.                               16,000   26,181
    Coland Holdings, Ltd.                                   13,000   17,263
    Compal Electronics, Inc.                             1,087,000  721,923
    Compeq Manufacturing Co., Ltd.                         336,000  309,747
    Compucase Enterprise                                    33,000   51,274
    Concord Securities Co., Ltd.                            96,000   20,952
    Continental Holdings Corp.                              62,000   23,614
    Contrel Technology Co., Ltd.                            31,000   19,948

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
    Coretronic Corp.                                       148,000 $  187,229
    Coxon Precise Industrial Co., Ltd.                      34,000     31,316
    Creative Sensor, Inc.                                   35,000     25,336
*   CSBC Corp. Taiwan                                      119,000     51,630
    CTBC Financial Holding Co., Ltd.                     1,572,563  1,010,322
    CTCI Corp.                                             107,000    174,510
    Cub Elecparts, Inc.                                      6,792     84,389
    CviLux Corp.                                            28,360     30,341
    CX Technology Co., Ltd.                                 33,000     29,895
    Cyberlink Corp.                                         23,000     48,315
    CyberPower Systems, Inc.                                12,000     37,654
    CyberTAN Technology, Inc.                              105,000     70,372
    Cypress Technology Co., Ltd.                             8,000     45,008
    D-Link Corp.                                           210,800     77,758
    DA CIN Construction Co., Ltd.                           32,000     18,702
    Da-Li Development Co., Ltd.                             31,143     24,905
    Dadi Early-Childhood Education Group Ltd.                4,000     23,310
*   Danen Technology Corp.                                 107,000     22,819
    Darfon Electronics Corp.                                95,000     80,665
    Darwin Precisions Corp.                                183,000     76,973
    De Licacy Industrial Co.                                68,962     65,522
    Delta Electronics, Inc.                                 57,365    304,815
    Depo Auto Parts Ind Co., Ltd.                           35,000     95,097
    DFI, Inc.                                               15,000     24,636
    Dynapack International Technology Corp.                 34,000     44,111
    E Ink Holdings, Inc.                                   264,000    282,244
    E-Lead Electronic Co., Ltd.                             12,000     11,267
    E-LIFE MALL Corp.                                        8,000     16,269
    E.Sun Financial Holding Co., Ltd.                      901,700    574,832
*   Eastern Media International Corp.                      171,000     49,377
    Eclat Textile Co., Ltd.                                 21,583    248,484
    ECOVE Environment Corp.                                 11,000     61,193
*   Edison Opto Corp.                                       22,000      9,986
    Edom Technology Co., Ltd.                               34,467     18,605
    eGalax_eMPIA Technology, Inc.                           18,387     29,933
    Elan Microelectronics Corp.                             67,000    101,423
    Elite Advanced Laser Corp.                              38,880    159,659
    Elite Material Co., Ltd.                                69,000    341,263
    Elite Semiconductor Memory Technology, Inc.             51,000     60,219
*   Elitegroup Computer Systems Co., Ltd.                  138,000     90,192
    eMemory Technology, Inc.                                14,000    205,585
    ENG Electric Co., Ltd.                                  31,000     16,424
    Ennoconn Corp.                                          12,253    183,718
    EnTie Commercial Bank Co., Ltd.                         51,000     21,614
*   Epileds Technologies, Inc.                              24,000     16,125
#*  Epistar Corp.                                          319,000    304,941
    Eson Precision Ind. Co., Ltd.                           16,000     25,039
    Eternal Materials Co., Ltd.                            200,640    225,762
*   Etron Technology, Inc.                                 121,000     47,624
    Eurocharm Holdings Co., Ltd.                            13,000     39,741
    Eva Airways Corp.                                      713,750    345,880
    Everest Textile Co., Ltd.                               59,000     31,369
    Evergreen International Storage & Transport Corp.      217,000    100,606

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
*   Evergreen Marine Corp. Taiwan, Ltd.                    418,610 $229,391
    Everlight Chemical Industrial Corp.                     90,405   53,432
    Everlight Electronics Co., Ltd.                        123,000  187,100
    Excelsior Medical Co., Ltd.                             35,000   55,690
    Far Eastern Department Stores, Ltd.                    343,000  170,978
    Far Eastern International Bank                         614,836  202,812
    Far Eastern New Century Corp.                          428,100  352,335
    Far EasTone Telecommunications Co., Ltd.                84,000  203,081
    Faraday Technology Corp.                                51,600   70,721
    Farglory Land Development Co., Ltd.                    125,000  156,499
    Federal Corp.                                          197,926   93,167
    Feedback Technology Corp.                               11,000   24,426
    Feng Hsin Steel Co., Ltd.                               99,000  169,532
    Feng TAY Enterprise Co., Ltd.                           33,484  143,609
    First Financial Holding Co., Ltd.                    1,054,958  712,552
    First Hi-Tec Enterprise Co., Ltd.                       25,969   27,498
    First Insurance Co., Ltd. (The)                         66,000   30,161
*   First Steamship Co., Ltd.                               59,311   18,049
#   FLEXium Interconnect, Inc.                             121,116  565,559
    Flytech Technology Co., Ltd.                            36,297  117,567
#   FocalTech Systems Co., Ltd.                             94,228  123,082
    Forest Water Environment Engineering Co., Ltd.          10,000   19,841
    Formosa Advanced Technologies Co., Ltd.                 50,000   46,497
    Formosa Chemicals & Fibre Corp.                        126,000  379,627
    Formosa International Hotels Corp.                       8,672   44,944
    Formosa Laboratories, Inc.                              17,000   45,128
    Formosa Petrochemical Corp.                             47,000  164,994
    Formosa Plastics Corp.                                  88,000  263,919
    Formosa Taffeta Co., Ltd.                              153,000  151,498
    Formosan Rubber Group, Inc.                            117,900   58,728
    Formosan Union Chemical                                 74,000   48,874
    Fortune Electric Co., Ltd.                              40,000   22,963
    Foxconn Technology Co., Ltd.                           104,535  314,303
    Foxsemicon Integrated Technology, Inc.                  24,150  171,226
    Froch Enterprise Co., Ltd.                              36,000   16,935
    FSP Technology, Inc.                                    45,000   35,976
    Fubon Financial Holding Co., Ltd.                      444,000  689,734
    Fulgent Sun International Holding Co., Ltd.             18,404   52,149
    Fullerton Technology Co., Ltd.                          23,000   18,228
    Fulltech Fiber Glass Corp.                              92,000   44,006
    G Shank Enterprise Co., Ltd.                            49,000   43,112
    Gallant Precision Machining Co., Ltd.                   29,000   22,251
    GCS Holdings, Inc.                                       9,000   19,210
    Gemtek Technology Corp.                                128,000  111,108
    General Interface Solution Holding, Ltd.                33,000  316,366
    General Plastic Industrial Co., Ltd.                    15,000   19,368
    Generalplus Technology, Inc.                            19,000   22,614
    Genesys Logic, Inc.                                     35,000   42,861
*   Genius Electronic Optical Co., Ltd.                     12,000  137,288
    GeoVision, Inc.                                         19,997   26,871
    Getac Technology Corp.                                 102,000  129,009
    Giant Manufacturing Co., Ltd.                           49,000  241,870
    Giantplus Technology Co., Ltd.                          55,000   34,385

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
TAIWAN -- (Continued)
    Gigabyte Technology Co., Ltd.                        179,000 $  228,738
    Gigasolar Materials Corp.                              7,000     58,611
*   Gigastorage Corp.                                    102,000     58,588
    Ginko International Co., Ltd.                         13,000    119,903
#*  Gintech Energy Corp.                                 141,088     77,097
*   Global Brands Manufacture, Ltd.                       72,000     26,730
    Global Lighting Technologies, Inc.                    25,000     39,064
    Global Mixed Mode Technology, Inc.                    10,000     22,266
    Global PMX Co., Ltd.                                   9,000     51,223
    Global Unichip Corp.                                  27,000    154,202
    Globalwafers Co., Ltd.                                19,000    149,575
    Globe Union Industrial Corp.                          43,000     32,202
    Gloria Material Technology Corp.                     173,680    115,877
#   Glory Science Co., Ltd.                               13,000     27,200
*   Gold Circuit Electronics, Ltd.                       160,000     54,038
*   Goldsun Building Materials Co., Ltd.                 363,000    112,862
    Gourmet Master Co., Ltd.                               8,085     94,640
    Grand Pacific Petrochemical                          287,000    207,415
    Grand Plastic Technology Corp.                         7,000     45,872
    Grape King Bio, Ltd.                                  29,000    183,783
    Great China Metal Industry                            42,000     35,399
    Great Wall Enterprise Co., Ltd.                      208,000    225,656
    Greatek Electronics, Inc.                             91,000    154,231
*   Green Energy Technology, Inc.                         85,000     40,111
    Green Seal Holding, Ltd.                              16,500     48,334
    Hannstar Board Corp.                                 118,000     57,554
#*  HannStar Display Corp.                               916,000    276,775
*   HannsTouch Solution, Inc.                            174,797     58,718
    Hanpin Electron Co., Ltd.                             14,000     17,962
    Hey Song Corp.                                        58,000     60,985
    Highwealth Construction Corp.                        256,300    424,349
    Hiroca Holdings, Ltd.                                 19,000     67,659
    Hitron Technology, Inc.                               65,000     42,488
    Hiwin Technologies Corp.                              36,128    262,324
*   Ho Tung Chemical Corp.                               235,870     64,695
*   Hocheng Corp.                                         65,000     19,654
    Holiday Entertainment Co., Ltd.                       18,000     29,936
    Holtek Semiconductor, Inc.                            63,000    122,213
    Holy Stone Enterprise Co., Ltd.                       55,000     67,310
    Hon Hai Precision Industry Co., Ltd.                 780,780  3,036,512
    Hong Pu Real Estate Development Co., Ltd.             69,000     53,356
    Hong YI Fiber Industry Co.                            56,000     40,616
    Hota Industrial Manufacturing Co., Ltd.               29,786    136,325
    Hotai Motor Co., Ltd.                                 12,000    145,819
    Hotron Precision Electronic Industrial Co., Ltd.      11,000     19,830
    Hsin Kuang Steel Co., Ltd.                           100,000    100,133
    Hsin Yung Chien Co., Ltd.                              8,000     18,836
*   HTC Corp.                                            148,000    351,292
    Hu Lane Associate, Inc.                               20,000    119,225
*   HUA ENG Wire & Cable Co., Ltd.                        78,000     26,105
    Hua Nan Financial Holdings Co., Ltd.                 860,104    502,706
    Huaku Development Co., Ltd.                           72,000    152,344
    Huang Hsiang Construction Corp.                       44,000     53,395

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
    Hung Sheng Construction, Ltd.                          130,000 $ 84,609
    I-Sheng Electric Wire & Cable Co., Ltd.                 25,000   35,715
#   Ibase Technology, Inc.                                  47,527   93,502
*   Ichia Technologies, Inc.                               138,000   86,592
    IEI Integration Corp.                                   71,000  108,580
    Infortrend Technology, Inc.                             63,000   31,513
    Innodisk Corp.                                          20,645   69,972
#   Innolux Corp.                                        1,418,000  691,711
    Intai Technology Corp.                                   7,000   24,212
#   Integrated Service Technology, Inc.                     19,680   77,528
    IntelliEPI, Inc.                                         8,000   23,663
#   International Games System Co., Ltd.                    14,000   73,637
    Inventec Corp.                                         407,000  325,120
#   Iron Force Industrial Co., Ltd.                         14,000   71,161
    ITE Technology, Inc.                                    43,000   46,524
    ITEQ Corp.                                              66,000  100,408
    Jarllytec Co., Ltd.                                     21,000   42,046
    Jentech Precision Industrial Co., Ltd.                  20,000   50,800
    Jess-Link Products Co., Ltd.                            39,000   37,385
    Jih Sun Financial Holdings Co., Ltd.                   446,712  104,892
    Jinli Group Holdings, Ltd.                              27,300   33,223
    Johnson Health Tech Co., Ltd.                           13,065   15,902
    K Laser Technology, Inc.                                41,000   20,582
    Kaori Heat Treatment Co., Ltd.                          23,000   35,607
    KEE TAI Properties Co., Ltd.                           114,000   37,749
    Kenda Rubber Industrial Co., Ltd.                       98,899  155,045
    Kerry TJ Logistics Co., Ltd.                            45,000   53,729
    Kindom Construction Corp.                              115,000   69,318
    King Chou Marine Technology Co., Ltd.                   17,340   19,773
    King Slide Works Co., Ltd.                               7,000   98,398
    King Yuan Electronics Co., Ltd.                        446,000  444,190
    King's Town Bank Co., Ltd.                             245,000  253,178
    Kingpak Technology, Inc.                                 5,000   32,024
    Kinik Co.                                               39,000  100,484
*   Kinko Optical Co., Ltd.                                 58,000   65,172
    Kinpo Electronics                                      457,000  167,301
    Kinsus Interconnect Technology Corp.                    77,000  207,539
    KMC Kuei Meng International, Inc.                       11,000   52,605
    KS Terminals, Inc.                                      32,000   59,471
    Kung Long Batteries Industrial Co., Ltd.                20,000  102,310
*   Kung Sing Engineering Corp.                             46,000   15,996
    Kuo Toong International Co., Ltd.                       64,224   43,485
    Kuoyang Construction Co., Ltd.                          84,000   38,811
    Kwong Fong Industries Corp.                             24,960   19,133
    Kwong Lung Enterprise Co., Ltd.                         20,000   29,829
    L&K Engineering Co., Ltd.                               71,000   85,762
*   LAN FA Textile                                          48,000   13,470
    Land Mark Optoelectronics Corp.                         20,000  273,968
    Lanner Electronics, Inc.                                16,000   22,638
    Largan Precision Co., Ltd.                               2,000  364,919
    LCY Chemical Corp.                                     162,000  235,086
*   Lealea Enterprise Co., Ltd.                            222,000   80,161
    Ledlink Optics, Inc.                                    17,850   25,044

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
    Lelon Electronics Corp.                                 30,850 $ 41,500
    Lemtech Holdings Co., Ltd.                               7,000   50,317
*   Lextar Electronics Corp.                               102,000   59,462
    Li Cheng Enterprise Co., Ltd.                            9,920   27,846
*   Li Peng Enterprise Co., Ltd.                           283,600   79,546
    Lian HWA Food Corp.                                     16,000   18,972
    Lien Hwa Industrial Corp.                              219,465  204,232
    Lingsen Precision Industries, Ltd.                     174,000   84,612
    Lite-On Semiconductor Corp.                             90,000   89,059
    Lite-On Technology Corp.                               416,417  673,936
    Long Bon International Co., Ltd.                       113,000   59,310
#   Long Chen Paper Co., Ltd.                              165,417  208,186
    Longwell Co.                                            24,000   30,191
    Lotes Co., Ltd.                                         19,000  109,853
    Lu Hai Holding Corp.                                    12,000   22,570
    Lumax International Corp., Ltd.                         24,000   42,346
*   LuxNet Corp.                                            36,099   38,317
    Macauto Industrial Co., Ltd.                             8,000   52,293
    Machvision, Inc.                                         4,000   23,298
*   Macronix International                               1,046,000  570,271
    Mag Layers Scientific-Technics Co., Ltd.                23,000   51,461
    Makalot Industrial Co., Ltd.                            60,167  268,903
    Marketech International Corp.                           29,000   37,041
    Masterlink Securities Corp.                            330,537   88,551
    Materials Analysis Technology, Inc.                      8,967   31,727
    MediaTek, Inc.                                          62,000  545,780
    Mega Financial Holding Co., Ltd.                       923,975  782,007
    Meiloon Industrial Co.                                  25,000   21,584
    Mercuries & Associates Holding, Ltd.                   103,300   77,627
*   Mercuries Life Insurance Co., Ltd.                     246,838  129,156
    Merida Industry Co., Ltd.                                9,000   43,057
    Merry Electronics Co., Ltd.                             46,000  379,303
    Micro-Star International Co., Ltd.                     178,000  461,157
*   Microbio Co., Ltd.                                      77,000   59,639
    Microelectronics Technology, Inc.                       27,000   32,740
    Microlife Corp.                                         18,000   41,958
    MIN AIK Technology Co., Ltd.                            37,000   37,250
#   Mirle Automation Corp.                                  51,000   67,540
    Mitac Holdings Corp.                                   186,692  223,337
    momo.com, Inc.                                           8,000   56,739
*   Motech Industries, Inc.                                153,589  123,502
    MPI Corp.                                               22,000   66,975
    Nak Sealing Technologies Corp.                          17,000   46,619
    Namchow Chemical Industrial Co., Ltd.                   68,000  145,493
    Nan Kang Rubber Tire Co., Ltd.                         103,000   94,263
    Nan Liu Enterprise Co., Ltd.                             7,000   33,853
    Nan Ya Plastics Corp.                                  135,000  339,782
    Nan Ya Printed Circuit Board Corp.                      85,000   66,566
    Nantex Industry Co., Ltd.                               72,172   53,196
#   Nanya Technology Corp.                                  88,432  182,367
*   Neo Solar Power Corp.                                  296,338  136,863
    Netronix, Inc.                                          20,000   45,008
    Nexcom International Co., Ltd.                          13,000   12,711

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
TAIWAN -- (Continued)
    Nichidenbo Corp.                                      14,000 $   12,745
    Nien Hsing Textile Co., Ltd.                          51,000     38,088
    Nien Made Enterprise Co., Ltd.                        12,000    146,436
    Nishoku Technology, Inc.                              20,000     52,061
    Novatek Microelectronics Corp.                        92,000    349,844
    Nuvoton Technology Corp.                              34,000     64,082
*   OBI Pharma, Inc.                                       3,000     21,349
*   Ocean Plastics Co., Ltd.                              15,000     13,116
    On-Bright Electronics, Inc.                            6,000     43,023
    OptoTech Corp.                                       173,000     93,288
    Orient Europharma Co., Ltd.                            8,000     18,259
*   Orient Semiconductor Electronics, Ltd.               155,000     45,104
    Oriental Union Chemical Corp.                        128,000    119,022
    P-Duke Technology Co., Ltd.                            7,700     16,084
    Pacific Hospital Supply Co., Ltd.                     15,000     38,255
    Paiho Shih Holdings Corp.                             39,960     73,811
    Pan Jit International, Inc.                          152,000     95,558
    Pan-International Industrial Corp.                   101,000     98,159
    Parade Technologies, Ltd.                             16,000    232,115
    PChome Online, Inc.                                   13,022     91,380
    PCL Technologies, Inc.                                 9,180     38,714
    Pegatron Corp.                                       346,000  1,128,480
    PharmaEngine, Inc.                                     3,599     22,862
    Pharmally International Holding Co., Ltd.              3,000     42,213
*   Phihong Technology Co., Ltd.                          88,222     35,492
    Phison Electronics Corp.                              15,000    208,380
    Pixart Imaging, Inc.                                  14,000     39,859
    Polytronics Technology Corp.                          16,000     30,840
    Portwell, Inc.                                        17,000     27,575
    Posiflex Technology, Inc.                              5,182     28,674
    Pou Chen Corp.                                       395,000    533,597
    Power Quotient International Co., Ltd.                50,000     20,747
    Powertech Technology, Inc.                           133,000    430,971
    Poya International Co., Ltd.                           6,181     78,874
    President Chain Store Corp.                           36,000    305,054
*   President Securities Corp.                           263,988    122,393
    Primax Electronics, Ltd.                             146,000    318,886
    Prince Housing & Development Corp.                   329,000    118,744
    Promate Electronic Co., Ltd.                          26,000     24,627
    Promise Technology, Inc.                              26,000     11,145
    Prosperity Dielectrics Co., Ltd.                      27,000     21,304
    Qisda Corp.                                          532,000    420,823
    QST International Corp.                                7,000     23,784
    Qualipoly Chemical Corp.                              20,000     19,707
#   Quang Viet Enterprise Co., Ltd.                       14,000     79,319
    Quanta Computer, Inc.                                237,000    561,916
    Quanta Storage, Inc.                                  79,000    108,701
    Radiant Opto-Electronics Corp.                       128,000    304,067
*   Radium Life Tech Co., Ltd.                           201,460     88,401
    Realtek Semiconductor Corp.                           80,000    299,349
    Rechi Precision Co., Ltd.                            102,000    106,954
    Rich Development Co., Ltd.                           174,000     55,877
    RichWave Technology Corp.                             23,000     80,334

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
#*  Ritek Corp.                                            555,138 $ 93,688
*   Rotam Global Agrosciences, Ltd.                         32,000   34,590
*   Ruentex Development Co., Ltd.                          163,267  176,822
#   Ruentex Industries, Ltd.                                58,000   86,070
    Run Long Construction Co., Ltd.                         50,000   78,973
    Sagittarius Life Science Corp.                           9,000   30,681
    Sampo Corp.                                            100,000   49,983
    San Fang Chemical Industry Co., Ltd.                    46,679   55,346
    San Shing Fastech Corp.                                 28,000   47,102
    Sanitar Co., Ltd.                                       13,000   16,726
    Sanyang Motor Co., Ltd.                                156,000  108,141
    SCI Pharmtech, Inc.                                     13,000   28,278
    Scientech Corp.                                         16,000   33,109
    SDI Corp.                                               51,000  107,437
    Senao International Co., Ltd.                           28,000   53,800
    Senao Networks, Inc.                                    13,000   58,289
    Sercomm Corp.                                           80,000  202,468
    Sesoda Corp.                                            63,999   60,149
    Sheng Yu Steel Co., Ltd.                                40,000   47,021
    ShenMao Technology, Inc.                                21,000   20,118
*   Shih Wei Navigation Co., Ltd.                          106,000   31,060
    Shin Kong Financial Holding Co., Ltd.                1,624,260  434,202
    Shin Zu Shing Co., Ltd.                                 48,000  146,505
*   Shining Building Business Co., Ltd.                     35,700   12,116
    Shinkong Insurance Co., Ltd.                            52,000   43,920
    Shinkong Synthetic Fibers Corp.                        432,000  131,210
    Shiny Chemical Industrial Co., Ltd.                     12,000   25,792
#   ShunSin Technology Holding, Ltd.                        14,000   45,789
*   Shuttle, Inc.                                           76,000   26,681
    Sigurd Microelectronics Corp.                           91,000   84,647
    Silergy Corp.                                            5,000   97,763
*   Silicon Integrated Systems Corp.                       124,146   29,647
    Siliconware Precision Industries Co., Ltd.              54,716   90,105
*   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                          1,172    9,564
    Simplo Technology Co., Ltd.                             71,000  225,556
    Sinbon Electronics Co., Ltd.                            88,064  215,753
    Sincere Navigation Corp.                               108,000   71,682
    Sinher Technology, Inc.                                  9,000   15,834
    Sinmag Equipment Corp.                                   9,000   53,334
    Sino-American Electronic Co., Ltd.                       7,000   11,408
#   Sino-American Silicon Products, Inc.                   151,000  302,869
    Sinon Corp.                                            107,000   52,785
    SinoPac Financial Holdings Co., Ltd.                 1,745,066  547,168
    Sinphar Pharmaceutical Co., Ltd.                        22,000   16,061
    Sinyi Realty, Inc.                                      15,930   17,150
    Sirtec International Co., Ltd.                          51,000   75,474
    Sitronix Technology Corp.                               43,000  137,502
    Siward Crystal Technology Co., Ltd.                     33,000   22,568
    Soft-World International Corp.                          11,000   29,203
*   Solar Applied Materials Technology Co.                  46,000   20,013
*   Solartech Energy Corp.                                 124,000   57,483
    Solteam Electronics Co., Ltd.                           11,000   14,704
    Sonix Technology Co., Ltd.                              29,000   31,568

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
    Sporton International, Inc.                             12,206 $ 60,846
    St Shine Optical Co., Ltd.                              12,000  247,226
    Standard Foods Corp.                                    35,964   95,757
    Stark Technology, Inc.                                  24,000   23,332
    Sunny Friend Environmental Technology Co., Ltd.          9,000   45,740
    Sunonwealth Electric Machine Industry Co., Ltd.         68,000   96,036
    Sunplus Technology Co., Ltd.                           226,000  104,269
    Sunrex Technology Corp.                                 30,446   20,510
    Sunspring Metal Corp.                                   35,000   47,713
#   Supreme Electronics Co., Ltd.                          106,509  104,721
    Swancor Holding Co., Ltd.                               18,000   51,129
    Syncmold Enterprise Corp.                               50,000  108,152
    Synnex Technology International Corp.                  236,250  262,697
    Systex Corp.                                            59,000  112,269
    TA Chen Stainless Pipe                                 153,483   88,184
*   Ta Ya Electric Wire & Cable                            212,000   46,903
    Ta Yih Industrial Co., Ltd.                             11,000   30,174
    TA-I Technology Co., Ltd.                               26,000   21,276
    Taichung Commercial Bank Co., Ltd.                     606,770  209,004
    TaiDoc Technology Corp.                                 20,449   70,408
    Taiflex Scientific Co., Ltd.                            54,060   79,420
*   TaiMed Biologics, Inc.                                   6,000   43,869
    Taimide Tech, Inc.                                      15,000   21,106
    Tainan Enterprises Co., Ltd.                            28,000   22,950
    Tainan Spinning Co., Ltd.                              311,240  135,988
*   Tainergy Tech Co., Ltd.                                 81,000   32,995
    Taishin Financial Holding Co., Ltd.                  1,017,068  478,287
*   Taisun Enterprise Co., Ltd.                             57,000   39,549
*   Taita Chemical Co., Ltd.                                66,000   22,971
    Taiwan Acceptance Corp.                                 51,000  188,337
    Taiwan Business Bank                                   844,947  239,801
    Taiwan Cement Corp.                                    402,000  465,907
    Taiwan Chinsan Electronic Industrial Co., Ltd.          26,000   44,842
    Taiwan Cogeneration Corp.                              105,000   82,410
    Taiwan Cooperative Financial Holding Co., Ltd.         889,038  485,818
    Taiwan FamilyMart Co., Ltd.                              4,000   27,214
    Taiwan Fertilizer Co., Ltd.                            160,000  217,265
    Taiwan FU Hsing Industrial Co., Ltd.                    36,000   43,974
*   Taiwan Glass Industry Corp.                            239,046  122,325
    Taiwan High Speed Rail Corp.                           134,000  115,627
    Taiwan Hon Chuan Enterprise Co., Ltd.                   81,927  148,139
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.          44,000   24,841
    Taiwan Land Development Corp.                          286,666   99,680
*   Taiwan Mask Corp.                                       48,000   28,032
    Taiwan Mobile Co., Ltd.                                 45,000  161,049
    Taiwan Navigation Co., Ltd.                             32,000   14,625
    Taiwan Optical Platform Co., Ltd.                        5,200   20,497
    Taiwan Paiho, Ltd.                                      55,000  229,461
    Taiwan PCB Techvest Co., Ltd.                          101,000   98,758
*   Taiwan Pulp & Paper Corp.                              137,000   84,187
    Taiwan Sakura Corp.                                     51,200   61,673
    Taiwan Secom Co., Ltd.                                  26,000   76,980
    Taiwan Semiconductor Co., Ltd.                          69,000   93,439

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
    Taiwan Semiconductor Manufacturing Co., Ltd.           247,000 $1,746,018
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                        134,422  4,833,815
    Taiwan Shin Kong Security Co., Ltd.                     45,000     56,555
    Taiwan Styrene Monomer                                 157,000    108,372
    Taiwan Surface Mounting Technology Corp.                90,800     74,407
    Taiwan TEA Corp.                                       266,000    142,689
    Taiwan Union Technology Corp.                           76,000    163,536
    Taiyen Biotech Co., Ltd.                                42,000     41,726
#*  Tatung Co., Ltd.                                       807,000    339,328
    TCI Co., Ltd.                                           10,356     63,403
*   Teapo Electronic Corp.                                  16,000     14,574
    Teco Electric and Machinery Co., Ltd.                  380,000    357,871
    Tehmag Foods Corp.                                       6,600     49,286
    Test Research, Inc.                                     51,000     60,784
    Test Rite International Co., Ltd.                       62,000     45,787
    Thinking Electronic Industrial Co., Ltd.                39,000    121,602
    Thye Ming Industrial Co., Ltd.                          43,000     56,036
    Ton Yi Industrial Corp.                                239,000    114,752
    Tong Hsing Electronic Industries, Ltd.                  46,000    190,342
    Tong Yang Industry Co., Ltd.                           124,000    230,190
    Tong-Tai Machine & Tool Co., Ltd.                       54,060     37,593
    TOPBI International Holdings, Ltd.                      11,980     38,250
    Topco Scientific Co., Ltd.                              45,416    139,101
    Topoint Technology Co., Ltd.                            48,000     37,195
    Toung Loong Textile Manufacturing                       18,000     52,477
*   TPK Holding Co., Ltd.                                   90,000    302,196
    Transcend Information, Inc.                             34,000    100,686
    Tripod Technology Corp.                                145,000    473,372
#   TrueLight Corp.                                         25,900     31,526
    Tsang Yow Industrial Co., Ltd.                          20,000     28,325
    Tsann Kuen Enterprise Co., Ltd.                         16,000     13,429
    TSC Auto ID Technology Co., Ltd.                         3,300     22,935
*   TSEC Corp.                                              64,000     21,825
#   TSRC Corp.                                             132,000    148,219
    Ttet Union Corp.                                        13,000     39,609
    TTFB Co., Ltd.                                           3,000     25,005
    TTY Biopharm Co., Ltd.                                  27,000     88,019
    Tung Ho Steel Enterprise Corp.                         266,000    219,775
#   Tung Thih Electronic Co., Ltd.                          14,000     99,422
    TURVO International Co., Ltd.                           18,000     60,477
    TXC Corp.                                               83,000    119,990
    TYC Brother Industrial Co., Ltd.                        82,000     83,770
    Tyntek Corp.                                            69,000     29,803
    U-Ming Marine Transport Corp.                          156,000    162,173
    UDE Corp.                                               65,000     80,309
#   Ultra Chip, Inc.                                        35,000     38,246
    Uni-President Enterprises Corp.                        356,560    682,400
    Unimicron Technology Corp.                             406,000    264,006
    Union Bank Of Taiwan                                   218,000     64,616
*   Unitech Printed Circuit Board Corp.                    185,000     65,858
    United Integrated Services Co., Ltd.                    69,000    129,811
#   United Microelectronics Corp.                        2,717,000  1,247,075
    United Orthopedic Corp.                                 17,000     39,218

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
TAIWAN -- (Continued)
    United Radiant Technology                               34,000 $ 23,626
    Unity Opto Technology Co., Ltd.                        146,000   54,853
    Universal Cement Corp.                                 128,120   95,909
    Universal Microwave Technology, Inc.                     9,000   26,028
*   Unizyx Holding Corp.                                   111,000   52,749
    UPC Technology Corp.                                   208,000   97,858
    USI Corp.                                              267,240  132,366
    Usun Technology Co., Ltd.                               16,000   32,503
    Utechzone Co., Ltd.                                     12,000   21,527
    Vanguard International Semiconductor Corp.             166,000  310,761
    Victory New Materials, Ltd. Co.                         13,000   22,352
    Visual Photonics Epitaxy Co., Ltd.                      66,500  152,146
    Vivotek, Inc.                                           26,427   77,328
    Voltronic Power Technology Corp.                         3,150   54,015
*   Wafer Works Corp.                                      159,507  108,377
    Waffer Technology Co., Ltd.                             31,000   19,048
    Wah Lee Industrial Corp.                                47,000   78,610
    Walsin Lihwa Corp.                                     838,000  368,994
#   Walsin Technology Corp.                                116,650  208,841
    Walton Advanced Engineering, Inc.                       66,000   28,710
    Wan Hai Lines, Ltd.                                    200,000  114,555
    Waterland Financial Holdings Co., Ltd.                 647,654  205,255
*   Wei Chuan Foods Corp.                                   42,000   25,874
    Weikeng Industrial Co., Ltd.                            54,000   29,512
    Well Shin Technology Co., Ltd.                          14,000   23,067
    Win Semiconductors Corp.                                77,840  455,494
    Winbond Electronics Corp.                              725,000  437,549
#   Wisdom Marine Lines Co., Ltd.                          109,292  103,905
    Wistron Corp.                                          659,194  665,221
    Wistron NeWeb Corp.                                    110,125  352,263
    Wowprime Corp.                                          23,000  128,641
    WPG Holdings, Ltd.                                     323,000  452,344
    WT Microelectronics Co., Ltd.                          117,695  174,340
*   WUS Printed Circuit Co., Ltd.                           83,000   48,657
    XAC Automation Corp.                                    43,000   83,268
*   XinTec, Inc.                                            41,000   74,606
    XPEC Entertainment, Inc.                                17,960    2,944
#   Xxentria Technology Materials Corp.                     27,000   56,249
    Yageo Corp.                                            127,038  483,800
*   Yang Ming Marine Transport Corp.                       203,270   90,498
    YC Co., Ltd.                                            85,779   35,660
    YC INOX Co., Ltd.                                       75,900   62,586
    Yeong Guan Energy Technology Group Co., Ltd.            20,401   55,273
#   YFC-Boneagle Electric Co., Ltd.                         34,000   72,146
#*  YFY, Inc.                                              429,000  145,620
    Yi Jinn Industrial Co., Ltd.                            55,800   20,331
*   Yieh Phui Enterprise Co., Ltd.                         283,820  123,100
    Yonyu Plastics Co., Ltd.                                21,000   21,836
*   Young Optics, Inc.                                      17,000   23,163
    Youngtek Electronics Corp.                              35,160   53,798
    Yuanta Financial Holding Co., Ltd.                   1,121,918  480,930
    Yulon Motor Co., Ltd.                                  172,000  150,276
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        14,000   38,199

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
TAIWAN -- (Continued)
    YungShin Global Holding Corp.                           16,800 $    22,807
    Yungtay Engineering Co., Ltd.                           84,000     139,053
    Zeng Hsing Industrial Co., Ltd.                         18,000      76,305
    Zenitron Corp.                                          21,000      12,555
    Zhen Ding Technology Holding, Ltd.                     175,000     407,090
    Zig Sheng Industrial Co., Ltd.                         124,000      37,349
#   Zinwell Corp.                                           66,000      68,363
    Zippy Technology Corp.                                  37,000      44,144
    ZongTai Real Estate Development Co., Ltd.               50,000      29,392
                                                                   -----------
TOTAL TAIWAN                                                        94,224,162
                                                                   -----------
THAILAND -- (0.6%)
    Advanced Info Service PCL                               28,200     157,201
    Airports of Thailand PCL                               112,000     173,336
*   AJ Advance Technology PCL                              745,800      26,446
    Amata Corp. PCL                                         81,000      38,216
    Ananda Development PCL                                 216,100      32,341
    AP Thailand PCL                                        413,300      95,635
    Asia Aviation PCL                                      442,700      84,478
    Bangchak Corp. PCL                                     172,600     180,243
    Bangkok Airways PCL                                    189,900     104,433
    Bangkok Aviation Fuel Services PCL                      59,400      84,343
    Bangkok Bank PCL(6077019)                                9,900      54,890
    Bangkok Bank PCL(6368360)                                8,500      45,851
    Bangkok Chain Hospital PCL                             259,600     109,218
    Bangkok Dusit Medical Services PCL Class F              80,800      46,378
    Bangkok Expressway & Metro PCL                         985,940     222,215
    Bangkok Land PCL                                     2,313,400     125,832
    Bangkok Life Assurance PCL                              72,300      90,710
    Bangkok Ranch PCL                                       89,300      19,456
    Banpu PCL                                              311,400     152,535
    Beauty Community PCL                                   303,400     108,499
    BEC World PCL                                          230,200     127,979
    Berli Jucker PCL                                       145,250     201,879
    Better World Green PCL                                 186,200      10,296
    Big Camera Corp. PCL                                   186,600      21,084
    BJC Heavy Industries PCL Class F                       223,400      24,840
    BTS Group Holdings PCL                                 263,900      68,203
    Bumrungrad Hospital PCL                                 16,300      85,721
    Buriram Sugar PCL Class F                               35,280      12,086
    Cal-Comp Electronics Thailand PCL Class F              337,890      31,681
    Carabao Group PCL Class F                               38,100      79,574
    Central Pattana PCL                                     65,800     137,427
    Central Plaza Hotel PCL                                159,800     195,689
    CH Karnchang PCL                                        86,600      74,169
    Charoen Pokphand Foods PCL                             476,500     352,258
    Chularat Hospital PCL Class F                          495,900      38,448
    CK Power PCL                                           661,600      66,008
    Com7 PCL                                                80,500      27,820
*   Country Group Development PCL                          270,500       8,698
    CP ALL PCL                                              92,600     169,052
    Delta Electronics Thailand PCL                          41,000     109,349
    Dhipaya Insurance PCL                                   46,900      59,195

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                         --------- --------
THAILAND -- (Continued)
    Diamond Building Products PCL                          227,200 $ 39,942
    Dynasty Ceramic PCL                                    305,120   37,044
    Eastern Polymer Group PCL Class F                      158,200   51,344
    Eastern Printing PCL                                   176,280   37,347
    Eastern Water Resources Development and Management
      PCL Class F                                          233,400   89,779
    Electricity Generating PCL                              18,800  123,162
    Energy Absolute PCL                                    138,800  154,331
    Energy Earth PCL                                       286,200   12,557
    Erawan Group PCL (The)                                 506,800   81,480
*   Esso Thailand PCL                                      514,700  152,354
    Forth Corp. PCL                                         52,900   11,684
    Forth Smart Service PCL                                 86,500   51,209
    Fortune Parts Industry PCL                              77,300   11,290
    GFPT PCL                                               176,100  102,136
    Global Power Synergy PCL Class F                        60,700   70,228
    Glow Energy PCL                                         52,600  128,036
    Group Lease PCL                                         27,500   16,776
    Hana Microelectronics PCL                               63,700   77,049
    Home Product Center PCL                                569,220  169,347
    Ichitan Group PCL                                       66,400   15,365
    Indorama Ventures PCL                                  187,800  210,225
    Intouch Holdings PCL                                    14,300   25,677
    IRPC PCL                                             1,533,000  253,377
    Italian-Thai Development PCL                           829,600   98,226
    Jasmine International PCL                              274,400   61,845
    Jaymart PCL                                            138,483   61,592
    Kang Yong Electric PCL                                   1,400   22,298
    Kasikornbank PCL(6364766)                               59,100  341,885
    Kasikornbank PCL(6888794)                               12,200   72,592
    KCE Electronics PCL                                     29,100   75,644
    KGI Securities Thailand PCL                            201,500   24,100
    Khon Kaen Sugar Industry PCL                           523,596   69,547
    Kiatnakin Bank PCL                                      97,400  195,377
    Krung Thai Bank PCL                                    496,800  270,223
    Krungthai Card PCL                                      29,700   89,029
    Land & Houses PCL                                      316,600   95,142
    Lanna Resources PCL                                     84,600   30,254
    LH Financial Group PCL                               1,188,100   63,196
    Loxley PCL                                             395,800   39,251
    LPN Development PCL                                    181,700   63,340
    Major Cineplex Group PCL                               124,400  114,955
    Malee Group PCL                                         13,400   13,389
    MBK PCL                                                 29,600   13,343
    MC Group PCL                                            50,200   26,098
    MCS Steel PCL                                          101,800   44,970
    Mega Lifesciences PCL                                   25,800   21,709
    Minor International PCL                                130,970  166,288
    MK Restaurants Group PCL                                35,100   64,343
    Muangthai Leasing PCL Class F                           77,700   83,476
*   Polyplex Thailand PCL                                  171,000   64,748
*   Precious Shipping PCL                                  176,100   49,216
    Premier Marketing PCL                                   62,100   21,274
    Pruksa Holding PCL                                     212,900  146,512

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
THAILAND -- (Continued)
    PTG Energy PCL                                         127,700 $   70,611
    PTT Exploration & Production PCL                       241,700    639,178
    PTT Global Chemical PCL                                119,300    259,024
    PTT PCL                                                118,600  1,382,862
    Quality Houses PCL                                   1,528,683    112,091
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                          31,900     51,766
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                           6,100      9,899
    Ratchthani Leasing PCL                                 241,600     40,658
*   Regional Container Lines PCL                            53,900     13,525
    Robinson PCL                                            37,700     65,993
*   Rojana Industrial Park PCL                             109,000     17,852
*   RS PCL                                                  31,100     12,897
    Samart Corp. PCL                                       137,600     59,131
*   Samart I-Mobile PCL                                    312,200      9,288
    Samart Telcoms PCL                                      70,100     27,807
    Sansiri PCL                                          2,081,100    130,082
    SC Asset Corp PCL                                      559,425     54,469
    Siam Cement PCL (The)(6609906)                           1,100     16,727
    Siam Cement PCL (The)(6609928)                           5,100     77,550
    Siam City Cement PCL                                    18,268    170,732
    Siam Commercial Bank PCL (The)                          40,500    178,910
    Siam Future Development PCL                            142,700     25,301
    Siam Global House PCL                                  238,264     98,094
    Siamgas & Petrochemicals PCL                           116,200     53,078
*   Singha Estate PCL                                      363,700     43,937
    Sino-Thai Engineering & Construction PCL                78,700     60,900
    Somboon Advance Technology PCL                          48,000     23,368
    SPCG PCL                                               169,200    102,710
    Sri Trang Agro-Industry PCL                            133,200     49,235
    Sriracha Construction PCL                               11,900      7,760
    Srisawad Corp. PCL                                      26,200     41,532
    Star Petroleum Refining PCL                            132,900     61,505
    STP & I PCL                                            266,320     52,821
    Supalai PCL                                            220,000    157,348
*   Superblock PCL                                       1,301,800     50,466
    SVI PCL                                                321,400     53,605
    Syntec Construction PCL                                180,600     27,028
    Taokaenoi Food & Marketing PCL                          28,100     16,973
*   Tata Steel Thailand PCL                              1,213,600     31,729
*   Thai Airways International PCL                         258,600    144,545
    Thai Metal Trade PCL                                    54,600     22,971
    Thai Nakarin Hospital PCL                               12,500     13,335
    Thai Oil PCL                                           215,000    554,032
    Thai Reinsurance PCL                                   297,000     15,441
    Thai Solar Energy PCL                                  247,800     36,936
    Thai Union Group PCL Class F                           226,200    137,991
    Thai Vegetable Oil PCL                                 126,200    114,722
    Thaicom PCL                                            102,000     47,818
*   Thaifoods Group PCL                                    289,900     44,430
    Thanachart Capital PCL                                 112,100    160,858
    Thoresen Thai Agencies PCL                             259,400     66,260
    TICON Industrial Connection PCL Class F                 71,900     30,250
    Tipco Asphalt PCL                                      174,300    118,377

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
THAILAND -- (Continued)
    Tisco Financial Group PCL(B3KFW10)                      31,000 $    68,705
    Tisco Financial Group PCL(B3KFW76)                      37,100      82,224
    TMB Bank PCL                                         2,897,200     205,472
    Total Access Communication PCL(B1YWK08)                122,300     199,383
    Total Access Communication PCL(B231MK7)                 44,200      72,058
    TPI Polene PCL                                       2,076,900     141,054
*   True Corp. PCL                                       1,275,465     216,561
    TTCL PCL                                                44,100      23,722
    TTW PCL                                                277,800      90,996
    Unique Engineering & Construction PCL                  160,800      86,980
    Univentures PCL                                        200,700      47,044
    Vanachai Group PCL                                     243,000      86,899
    VGI Global Media PCL                                   554,900      86,712
*   Vibhavadi Medical Center PCL                           878,900      70,784
    Vinythai PCL                                            98,300      61,739
    WHA Corp. PCL                                          564,300      51,552
    Workpoint Entertainment PCL                             46,520      87,724
                                                                   -----------
TOTAL THAILAND                                                      15,825,330
                                                                   -----------
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                        8,467      16,240
    Akbank TAS                                             165,562     492,529
    Akcansa Cimento A.S.                                    19,615      68,458
#*  Akenerji Elektrik Uretim A.S.                           98,229      32,676
    Aksa Akrilik Kimya Sanayii A.S.                         32,168     127,391
*   Aksa Enerji Uretim A.S.                                 59,608      70,166
*   Aksigorta A.S.                                          34,927      31,577
    Alarko Holding A.S.                                     39,854      64,903
    Albaraka Turk Katilim Bankasi A.S.                      65,031      26,627
    Alkim Alkali Kimya A.S.                                  1,497      11,167
    Anadolu Anonim Turk Sigorta Sirketi                     43,440      35,176
    Anadolu Cam Sanayii A.S.                               106,103      72,412
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.             36,843     216,140
    Anadolu Hayat Emeklilik A.S.                            17,856      33,743
    Arcelik A.S.                                            30,489     225,380
    Aselsan Elektronik Sanayi Ve Ticaret A.S.               13,876      94,884
    Aygaz A.S.                                              21,938     100,527
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                   6,792      24,708
*   Bera Holding A.S.                                       26,640      19,151
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.      32,471      42,466
    BIM Birlesik Magazalar A.S.                             16,074     313,494
    Bolu Cimento Sanayii A.S.                               33,473      55,077
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.          26,710      67,948
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.         3,447       7,153
#   Bursa Cimento Fabrikasi A.S.                            27,024      45,165
    Cimsa Cimento Sanayi VE Ticaret A.S.                    21,353      91,386
    Coca-Cola Icecek A.S.                                    8,942     108,059
*   Dogan Sirketler Grubu Holding A.S.                     492,406     116,273
#*  Dogus Otomotiv Servis ve Ticaret A.S.                   20,254      55,273
    Eczacibasi Yatirim Holding Ortakligi A.S.                6,259      18,360
    EGE Endustri VE Ticaret A.S.                               372      28,186
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                92,902     126,805
    Enka Insaat ve Sanayi A.S.                              49,602      77,834

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES  VALUE++
                                                         ------- --------
TURKEY -- (Continued)
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.             749 $ 15,455
    Eregli Demir ve Celik Fabrikalari TAS                114,499  255,279
#*  Fenerbahce Futbol A.S.                                 3,404   36,638
    Ford Otomotiv Sanayi A.S.                             11,312  144,731
    Global Yatirim Holding A.S.                           60,308   51,953
#*  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.   1,725   39,339
#   Goodyear Lastikleri TAS                               39,372   51,827
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.        29,051   27,752
*   GSD Holding AS                                        29,592    6,231
*   Gubre Fabrikalari TAS                                 19,511   29,778
*   Ihlas Holding A.S.                                   323,517   56,182
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                         7,651   24,095
*   Izmir Demir Celik Sanayi A.S.                         39,675   43,776
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                            103,262   65,500
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                            214,398  123,167
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.               75,951   28,077
    KOC Holding A.S.                                      18,995   88,461
    Konya Cimento Sanayii A.S.                                92    7,369
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.                                      9,276   22,528
*   Koza Altin Isletmeleri A.S.                            7,733   71,010
*   Logo Yazilim Sanayi Ve Ticaret A.S.                      800   12,490
*   Metro Ticari ve Mali Yatirimlar Holding A.S.          67,617   25,183
*   Migros Ticaret A.S.                                    5,371   45,436
*   NET Holding A.S.                                     112,186   98,496
*   Netas Telekomunikasyon A.S.                            7,863   31,410
    Nuh Cimento Sanayi A.S.                               13,762   41,463
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                 1,862   67,104
*   Pegasus Hava Tasimaciligi A.S.                         9,978   68,382
    Petkim Petrokimya Holding A.S.                       112,726  206,087
    Polyester Sanayi A.S.                                 13,620   31,482
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.   42,559   35,815
*   Sekerbank TAS                                        137,814   54,450
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.             31,917   35,281
    Soda Sanayii A.S.                                    117,944  191,051
#   Tat Gida Sanayi A.S.                                  25,023   51,644
    TAV Havalimanlari Holding A.S.                        61,090  370,234
    Tekfen Holding A.S.                                   44,467  138,251
    Tofas Turk Otomobil Fabrikasi A.S.                    12,187  107,084
    Trakya Cam Sanayii A.S.                              147,708  156,238
    Tupras Turkiye Petrol Rafinerileri A.S.                9,019  277,946
*   Turcas Petrol A.S.                                    44,944   28,117
*   Turk Hava Yollari AO                                 151,960  381,571
*   Turk Telekomunikasyon A.S.                            20,080   41,394
    Turk Traktor ve Ziraat Makineleri A.S.                 2,497   57,948
    Turkcell Iletisim Hizmetleri A.S.                     67,657  247,407
#   Turkcell Iletisim Hizmetleri A.S. ADR                  2,400   22,080
    Turkiye Garanti Bankasi A.S.                         147,653  442,174
    Turkiye Halk Bankasi A.S.                            124,632  534,717
    Turkiye Is Bankasi Class C                           202,600  436,131
    Turkiye Sinai Kalkinma Bankasi A.S.                  323,342  140,686
    Turkiye Sise ve Cam Fabrikalari A.S.                 209,800  268,394
    Turkiye Vakiflar Bankasi TAO Class D                 163,045  326,346
    Ulker Biskuvi Sanayi A.S.                             22,716  137,162

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
TURKEY -- (Continued)
#*  Vestel Elektronik Sanayi ve Ticaret A.S.              54,800 $  112,154
*   Yapi ve Kredi Bankasi A.S.                           122,107    157,622
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.          13,821     50,727
#*  Zorlu Enerji Elektrik Uretim A.S.                     56,679     23,696
                                                                 ----------
TOTAL TURKEY                                                      9,560,335
                                                                 ----------
UNITED KINGDOM -- (11.2%)
    3i Group P.L.C.                                      193,936  2,394,165
    4imprint Group P.L.C.                                    811     16,905
    888 Holdings P.L.C.                                   71,548    243,101
    A.G. Barr P.L.C.                                      21,346    168,715
    AA P.L.C.                                            113,892    367,008
    Aberdeen Asset Management P.L.C.                     252,584  1,097,960
    Acacia Mining P.L.C.                                  58,745    135,139
    Acal P.L.C.                                            8,553     35,412
    Admiral Group P.L.C.                                  29,846    814,198
    Aggreko P.L.C.                                       107,006  1,196,236
    Air Partner P.L.C.                                     8,938     14,718
*   Aldermore Group P.L.C.                                 6,184     17,702
    Amec Foster Wheeler P.L.C.                            69,184    405,828
*   Anglo American P.L.C.                                157,444  2,604,394
    Anglo Pacific Group P.L.C.                            40,597     62,734
    Anglo-Eastern Plantations P.L.C.                       2,772     30,908
    Antofagasta P.L.C.                                    73,172    913,774
    Arrow Global Group P.L.C.                             38,874    224,200
    Ashmore Group P.L.C.                                  87,394    414,888
    Ashtead Group P.L.C.                                  76,598  1,645,655
    Associated British Foods P.L.C.                       11,638    455,275
    AstraZeneca P.L.C.                                       144      8,583
#   AstraZeneca P.L.C. Sponsored ADR                      95,748  2,889,675
    Auto Trader Group P.L.C.                             107,862    544,753
    AVEVA Group P.L.C.                                    21,648    566,739
    Aviva P.L.C.                                         413,342  2,938,048
    Avon Rubber P.L.C.                                     2,151     28,406
    B&M European Value Retail SA                         287,802  1,367,798
    Babcock International Group P.L.C.                   159,269  1,774,205
    BAE Systems P.L.C.                                   329,348  2,612,990
    Balfour Beatty P.L.C.                                128,782    448,283
    Barclays P.L.C.                                        6,183     16,578
    Barclays P.L.C. Sponsored ADR                        260,473  2,794,875
    Barratt Developments P.L.C.                          212,357  1,724,701
    BBA Aviation P.L.C.                                  227,738    900,688
    Beazley P.L.C.                                       177,580  1,200,102
    Bellway P.L.C.                                        52,785  2,222,705
    Berendsen P.L.C.                                      46,133    776,025
    Berkeley Group Holdings P.L.C.                        43,039  1,984,890
    BGEO Group P.L.C.                                      6,964    316,933
    BHP Billiton P.L.C.                                  106,827  1,947,884
    BHP Billiton P.L.C. ADR                               66,509  2,421,593
    Bodycote P.L.C.                                       82,089    985,467
    Booker Group P.L.C.                                  266,775    677,464
    Bovis Homes Group P.L.C.                              50,288    671,355
    BP P.L.C.                                              2,213     12,999

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
UNITED KINGDOM -- (Continued)
    BP P.L.C. Sponsored ADR                              272,072 $9,560,610
    Braemar Shipping Services P.L.C.                       8,940     34,815
    Brewin Dolphin Holdings P.L.C.                       113,250    536,752
    British American Tobacco P.L.C.                       18,804  1,169,717
    British American Tobacco P.L.C. Sponsored ADR         32,018  2,001,765
    Britvic P.L.C.                                        90,034    847,835
    BT Group P.L.C.                                      248,190  1,027,084
    BT Group P.L.C. Sponsored ADR                          7,252    151,494
*   BTG P.L.C.                                            28,081    244,116
    Bunzl P.L.C.                                          27,252    822,836
    Burberry Group P.L.C.                                 62,345  1,406,345
*   Cairn Energy P.L.C.                                  209,322    496,948
    Cape P.L.C.                                           44,494    153,426
    Capita P.L.C.                                         29,553    256,783
    Capital & Counties Properties P.L.C.                 170,869    649,532
*   Carclo P.L.C.                                         18,366     40,746
    Card Factory P.L.C.                                   46,313    187,106
#   Carillion P.L.C.                                     150,800    112,921
    Carnival P.L.C.                                        1,122     75,731
    Carnival P.L.C. ADR                                   16,705  1,123,912
    Castings P.L.C.                                        1,541      9,408
    Centamin P.L.C.                                      420,106    921,448
    Centrica P.L.C.                                      494,557  1,295,576
    Charles Taylor P.L.C.                                  3,517     11,112
    Chemring Group P.L.C.                                 57,147    135,018
    Chesnara P.L.C.                                       12,239     61,621
    Cineworld Group P.L.C.                                68,514    622,936
*   Circassia Pharmaceuticals P.L.C.                       6,887      8,050
    Clarkson P.L.C.                                        3,027    106,841
    Clipper Logistics P.L.C.                               1,947     11,116
    Close Brothers Group P.L.C.                           63,468  1,290,492
    CLS Holdings P.L.C.                                   15,868     44,567
    Cobham P.L.C.                                        573,171  1,004,009
    Coca-Cola HBC AG                                      35,700  1,079,321
    Communisis P.L.C.                                     16,892     10,610
    Compass Group P.L.C.                                  57,359  1,223,871
    Computacenter P.L.C.                                  23,838    278,185
    Connect Group P.L.C.                                  25,999     38,079
    Consort Medical P.L.C.                                 7,364    103,485
    Costain Group P.L.C.                                  41,870    258,858
    Countrywide P.L.C.                                    13,419     27,267
    Cranswick P.L.C.                                      17,676    676,752
    Crest Nicholson Holdings P.L.C.                       91,311    648,338
    Croda International P.L.C.                            16,018    781,592
    Daejan Holdings P.L.C.                                   867     74,577
    Daily Mail & General Trust P.L.C.                     55,499    466,769
#   Dairy Crest Group P.L.C.                              48,354    378,466
    DCC P.L.C.                                            13,983  1,229,280
    De La Rue P.L.C.                                      32,807    288,800
    Debenhams P.L.C.                                     368,181    208,893
    Dechra Pharmaceuticals P.L.C.                         15,715    367,692
    Devro P.L.C.                                          69,649    198,408
    Diageo P.L.C.                                          1,074     34,687

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
UNITED KINGDOM -- (Continued)
#   Diageo P.L.C. Sponsored ADR                           19,256 $2,514,256
    Dignity P.L.C.                                         8,600    289,171
    Diploma P.L.C.                                        48,012    683,229
    Direct Line Insurance Group P.L.C.                   394,148  1,947,920
    Dixons Carphone P.L.C.                               225,041    799,285
    Domino's Pizza Group P.L.C.                           95,671    336,220
    Drax Group P.L.C.                                    121,218    509,330
    DS Smith P.L.C.                                      228,616  1,456,315
    Dunelm Group P.L.C.                                   13,401    106,487
    easyJet P.L.C.                                        48,744    795,032
*   EI Group P.L.C.                                      183,561    344,739
    Electrocomponents P.L.C.                             141,657  1,159,393
    Elementis P.L.C.                                     188,769    737,864
*   EnQuest P.L.C.                                       375,480    166,680
    Entertainment One, Ltd.                               38,967    122,524
    Essentra P.L.C.                                       97,610    688,824
    esure Group P.L.C.                                   121,187    473,389
    Euromoney Institutional Investor P.L.C.                5,416     79,167
*   Evraz P.L.C.                                         100,308    315,245
    Experian P.L.C.                                       61,031  1,212,457
    Fenner P.L.C.                                         65,496    297,603
    Ferrexpo P.L.C.                                      154,582    485,571
    Fidessa Group P.L.C.                                  13,668    407,872
*   Firstgroup P.L.C.                                    409,688    624,771
*   Flybe Group P.L.C.                                    12,587      6,224
    Foxtons Group P.L.C.                                  69,472     82,301
    Fresnillo P.L.C.                                      18,055    366,411
    Fuller Smith & Turner P.L.C. Class A                   1,548     20,782
    G4S P.L.C.                                           380,748  1,652,715
    Galliford Try P.L.C.                                  30,779    550,380
    Games Workshop Group P.L.C.                            3,498     73,996
*   Gem Diamonds, Ltd.                                    14,360     15,592
    Genus P.L.C.                                          15,623    355,452
    GKN P.L.C.                                           395,159  1,676,405
    GlaxoSmithKline P.L.C.                                 2,756     54,864
    GlaxoSmithKline P.L.C. Sponsored ADR                  49,761  2,016,316
    Glencore P.L.C.                                      754,242  3,327,259
    Go-Ahead Group P.L.C.                                 15,226    360,818
*   Gocompare.Com Group P.L.C.                            78,498    117,133
    Grafton Group P.L.C.                                  47,889    485,015
    Grainger P.L.C.                                      104,122    361,279
    Greencore Group P.L.C.                               241,145    711,772
    Greene King P.L.C.                                   100,632    909,079
    Greggs P.L.C.                                         48,702    706,796
    GVC Holdings P.L.C.                                   53,315    540,726
    Halfords Group P.L.C.                                 69,427    305,439
    Halma P.L.C.                                          94,446  1,368,954
    Hargreaves Lansdown P.L.C.                            35,077    638,246
    Harvey Nash Group P.L.C.                              13,310     17,026
    Hastings Group Holdings P.L.C.                        34,457    139,436
    Hays P.L.C.                                          632,114  1,390,096
    Headlam Group P.L.C.                                  15,286    118,589
    Helical P.L.C.                                        36,739    167,618

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
UNITED KINGDOM -- (Continued)
    Hikma Pharmaceuticals P.L.C.                          21,954 $   408,666
    Hill & Smith Holdings P.L.C.                          31,716     560,564
    Hilton Food Group P.L.C.                               1,672      14,916
    Hiscox, Ltd.                                         108,827   1,864,482
    Hochschild Mining P.L.C.                              99,774     416,879
    HomeServe P.L.C.                                      84,101     803,893
    Howden Joinery Group P.L.C.                          227,534   1,276,206
    HSBC Holdings P.L.C. Sponsored ADR                   243,529  12,198,368
*   Hunting P.L.C.                                        57,000     352,771
    Ibstock P.L.C.                                        61,203     206,019
    IG Group Holdings P.L.C.                             150,543   1,264,503
*   Imagination Technologies Group P.L.C.                 47,165      89,775
    IMI P.L.C.                                            94,594   1,502,188
    Imperial Brands P.L.C.                                33,357   1,373,751
    Imperial Brands P.L.C. Sponsored ADR                     658      27,570
    Inchcape P.L.C.                                      134,752   1,428,424
    Indivior P.L.C.                                      146,840     743,337
    Informa P.L.C.                                       110,188   1,010,626
    Inmarsat P.L.C.                                      118,511   1,212,863
    InterContinental Hotels Group P.L.C.                   3,053     172,778
    InterContinental Hotels Group P.L.C. ADR              13,951     791,856
    Intermediate Capital Group P.L.C.                     61,223     732,039
    International Consolidated Airlines Group SA          91,522     697,990
    International Consolidated Airlines Group SA
      Sponsored ADR                                          775      11,803
    International Personal Finance P.L.C.                 35,050      87,728
    Interserve P.L.C.                                     43,311     128,883
    Intertek Group P.L.C.                                 24,557   1,393,004
    Investec P.L.C.                                      132,445   1,005,654
*   IP Group P.L.C.(BZ3T570)                               3,121         103
*   IP Group P.L.C.(B128J45)                              40,578      76,201
    ITE Group P.L.C.                                     130,199     310,654
    ITV P.L.C.                                           227,755     520,831
    IWG P.L.C.                                           264,098   1,144,263
    J D Wetherspoon P.L.C.                                47,512     641,100
    J Sainsbury P.L.C.                                   579,761   1,873,185
#*  Jackpotjoy P.L.C.                                     17,738     157,885
    James Fisher & Sons P.L.C.                            20,156     417,233
    Jardine Lloyd Thompson Group P.L.C.                   43,163     675,773
    JD Sports Fashion P.L.C.                              99,715     471,341
    John Laing Group P.L.C.                                5,968      24,632
    John Menzies P.L.C.                                   45,473     420,671
    John Wood Group P.L.C.                                89,252     720,313
    Johnson Matthey P.L.C.                                40,414   1,497,840
    Jupiter Fund Management P.L.C.                       192,225   1,352,462
*   Just Eat P.L.C.                                       33,783     276,713
    Just Group P.L.C.                                     59,429     115,269
    Kainos Group P.L.C.                                    6,241      23,869
*   KAZ Minerals P.L.C.                                   85,453     809,382
    KCOM Group P.L.C.                                    184,325     223,167
    Keller Group P.L.C.                                   28,554     332,047
    Kier Group P.L.C.                                     29,131     495,090
    Kingfisher P.L.C.                                    313,140   1,215,220
    Ladbrokes Coral Group P.L.C.                         283,935     473,810

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
UNITED KINGDOM -- (Continued)
    Laird P.L.C.                                           107,627 $  212,367
*   Lamprell P.L.C.                                         36,760     48,021
    Lancashire Holdings, Ltd.                               44,952    431,300
    Legal & General Group P.L.C.                           638,577  2,261,021
*   Liberty Global P.L.C. Class A                            4,558    154,319
*   Liberty Global P.L.C. Series C                          11,158    365,638
#*  Liberty Global P.L.C. LiLAC Class A                        569     14,625
*   Liberty Global P.L.C. LiLAC Class C                      1,392     35,527
    Lloyds Banking Group P.L.C.                          2,894,623  2,502,509
    Lloyds Banking Group P.L.C. ADR                        613,184  2,158,408
    London Stock Exchange Group P.L.C.                      11,186    553,784
*   Lonmin P.L.C.                                           66,593     72,703
    Lookers P.L.C.                                         115,177    166,837
    Low & Bonar P.L.C.                                       9,424     10,694
    Man Group P.L.C.                                       497,982  1,051,304
    Marks & Spencer Group P.L.C.                           503,439  2,139,675
    Marshalls P.L.C.                                        83,918    424,775
    Marston's P.L.C.                                       190,331    291,401
    McBride P.L.C.                                          86,538    215,823
    McColl's Retail Group P.L.C.                               532      1,638
    Mears Group P.L.C.                                      24,883    162,263
#   Mediclinic International P.L.C.(B8HX8Z8)                63,148    616,813
    Mediclinic International P.L.C.(BYYWHN1)                20,931    203,452
    Meggitt P.L.C.                                         186,041  1,234,803
    Melrose Industries P.L.C.                              686,868  2,105,950
    Merlin Entertainments P.L.C.                           110,517    684,321
    Micro Focus International P.L.C.                        44,976  1,324,459
    Millennium & Copthorne Hotels P.L.C.                    41,854    252,710
    Mitchells & Butlers P.L.C.                              71,088    226,620
    Mitie Group P.L.C.                                     152,499    536,001
    Mondi P.L.C.                                            50,748  1,336,674
    Moneysupermarket.com Group P.L.C.                      168,784    738,990
    Morgan Advanced Materials P.L.C.                       108,211    427,273
    Morgan Sindall Group P.L.C.                              2,710     48,975
*   Mothercare P.L.C.                                       43,180     57,949
    N Brown Group P.L.C.                                    34,022    140,114
    National Express Group P.L.C.                          156,278    751,172
    National Grid P.L.C. Sponsored ADR                      13,835    864,831
    NCC Group P.L.C.                                         4,409     11,270
    NEX Group P.L.C.                                        95,864    843,008
    Next P.L.C.                                             14,042    731,945
    Norcros P.L.C.                                           6,054     14,322
    Northgate P.L.C.                                        57,040    325,347
    Novae Group P.L.C.                                       7,572     70,518
#*  Ocado Group P.L.C.                                     118,352    470,170
    Old Mutual P.L.C.                                      543,488  1,409,635
    On the Beach Group P.L.C.                               12,295     75,525
    OneSavings Bank P.L.C.                                  29,603    154,021
*   Ophir Energy P.L.C.                                    237,663    228,781
    Oxford Instruments P.L.C.                               20,947    288,925
    Pagegroup P.L.C.                                       127,855    826,457
    Paragon Group of Cos. P.L.C. (The)                      73,242    418,233
    PayPoint P.L.C.                                         13,444    158,876

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
UNITED KINGDOM -- (Continued)
*   Paysafe Group P.L.C.                                 177,638 $1,382,598
    Pearson P.L.C.                                         7,526     65,131
    Pearson P.L.C. Sponsored ADR                          58,249    500,941
    Pendragon P.L.C.                                     163,132     64,486
    Pennon Group P.L.C.                                   91,425    971,758
    Persimmon P.L.C.                                      43,041  1,422,114
*   Petra Diamonds, Ltd.                                 203,807    256,903
    Petrofac, Ltd.                                        78,002    460,896
*   Petropavlovsk P.L.C.                                 669,815     64,737
    Pets at Home Group P.L.C.                             40,428     86,796
    Phoenix Group Holdings                                62,058    624,984
    Photo-Me International P.L.C.                        115,641    249,931
#   Playtech P.L.C.                                       70,094    888,266
    Polypipe Group P.L.C.                                 58,759    311,558
*   Premier Foods P.L.C.                                 328,097    169,949
#*  Premier Oil P.L.C.                                   183,497    146,800
    Provident Financial P.L.C.                            23,369    636,172
    Prudential P.L.C. ADR                                 45,298  2,218,243
    PZ Cussons P.L.C.                                     94,991    455,050
    QinetiQ Group P.L.C.                                 249,981    795,110
    Randgold Resources, Ltd.                              11,126  1,035,654
    Rank Group P.L.C.                                     40,140    123,964
    Rathbone Brothers P.L.C.                               9,942    350,444
*   Raven Russia, Ltd.                                    15,551      9,960
    Reckitt Benckiser Group P.L.C.                        19,638  1,909,350
    Redrow P.L.C.                                         95,238    744,226
    RELX P.L.C.                                           14,114    307,421
#   RELX P.L.C. Sponsored ADR                             30,069    664,826
    Renewi P.L.C.                                        149,996    181,948
    Renishaw P.L.C.                                       12,111    665,695
    Rentokil Initial P.L.C.                              227,738    872,809
    Restaurant Group P.L.C. (The)                         45,246    199,603
    Ricardo P.L.C.                                         9,525     97,023
    Rightmove P.L.C.                                      16,339    906,383
    Rio Tinto P.L.C.                                       2,919    136,805
    Rio Tinto P.L.C. Sponsored ADR                       136,466  6,465,759
    Robert Walters P.L.C.                                  4,590     28,698
    Rolls-Royce Holdings P.L.C.                          219,142  2,567,669
    Rotork P.L.C.                                        330,511  1,009,598
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR    108,562    720,852
    Royal Dutch Shell P.L.C. Class A                      33,323    941,090
    Royal Dutch Shell P.L.C. Class B                       2,443     69,597
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A      126,860  7,171,396
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B      113,857  6,587,766
    Royal Mail P.L.C.                                    164,218    873,209
    RPC Group P.L.C.                                     138,151  1,633,470
    RPS Group P.L.C.                                      54,453    195,882
    RSA Insurance Group P.L.C.                           195,084  1,679,633
    Saga P.L.C.                                          183,391    505,057
    Sage Group P.L.C. (The)                              114,395  1,017,311
    Savills P.L.C.                                        57,005    687,435
    Schroders P.L.C.(0239581)                              4,007    130,130
    Schroders P.L.C.(0240549)                             10,579    480,730

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
UNITED KINGDOM -- (Continued)
    SDL P.L.C.                                             7,338 $   62,270
    Senior P.L.C.                                        111,223    364,876
*   Serco Group P.L.C.                                   212,896    311,694
    Severfield P.L.C.                                     10,461     10,233
    Severn Trent P.L.C.                                   27,242    805,475
    Shire P.L.C.                                          25,040  1,399,796
    Shire P.L.C. ADR                                         735    123,142
    SIG P.L.C.                                           305,953    668,286
    Sky P.L.C.                                            65,178    830,638
    Smith & Nephew P.L.C.                                 64,244  1,117,842
    Smiths Group P.L.C.                                   92,468  1,872,927
    Soco International P.L.C.                             52,573     84,058
    Softcat P.L.C.                                         9,488     49,929
    Spectris P.L.C.                                       34,609  1,123,320
    Speedy Hire P.L.C.                                    62,182     44,706
    Spirax-Sarco Engineering P.L.C.                       19,497  1,430,966
    Spire Healthcare Group P.L.C.                         14,929     67,908
    Spirent Communications P.L.C.                        110,819    173,045
*   Sportech P.L.C.                                       15,125     19,759
*   Sports Direct International P.L.C.                    36,372    181,975
    SSE P.L.C.                                           149,462  2,719,968
    SSP Group P.L.C.                                     131,229    882,122
    St James's Place P.L.C.                              119,769  1,923,772
    St. Ives P.L.C.                                       25,076     18,193
    St. Modwen Properties P.L.C.                          65,733    310,771
    Stagecoach Group P.L.C.                              148,567    353,378
*   Standard Chartered P.L.C.                            224,157  2,505,687
    Standard Life P.L.C.                                 205,105  1,180,606
    Sthree P.L.C.                                          8,691     36,469
    Stobart Group, Ltd.                                   26,128     94,915
    SuperGroup P.L.C.                                     22,639    447,668
    Synthomer P.L.C.                                     138,055    892,221
#   TalkTalk Telecom Group P.L.C.                        154,439    366,298
    Tarsus Group P.L.C.                                    3,951     15,631
    Tate & Lyle P.L.C.                                   163,403  1,448,921
    Taylor Wimpey P.L.C.                                 939,421  2,359,450
    Ted Baker P.L.C.                                       7,059    234,257
    Telecom Plus P.L.C.                                   25,290    382,169
*   Tesco P.L.C.                                         692,170  1,590,963
    Thomas Cook Group P.L.C.                             530,482    768,563
    Topps Tiles P.L.C.                                    28,274     30,890
    TP ICAP P.L.C.                                       121,286    778,265
    Travis Perkins P.L.C.                                 59,088  1,183,436
    Trifast P.L.C.                                        15,757     46,069
    Trinity Mirror P.L.C.                                108,000    148,954
    TT Electronics P.L.C.                                 15,838     44,433
    TUI AG                                                34,526    542,668
*   Tullow Oil P.L.C.                                    470,418  1,046,280
    U & I Group P.L.C.                                    25,451     63,159
    UBM P.L.C.                                            84,602    807,813
    UDG Healthcare P.L.C.                                 57,342    640,202
    Ultra Electronics Holdings P.L.C.                     31,710    876,417
    Unilever P.L.C.                                        1,655     94,389

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Unilever P.L.C. Sponsored ADR                         32,502 $    1,852,289
    United Utilities Group P.L.C.                         77,991        924,232
*   Vectura Group P.L.C.                                 143,145        215,317
    Vedanta Resources P.L.C.                              17,593        178,686
    Vesuvius P.L.C.                                       78,609        563,417
    Victrex P.L.C.                                        35,844        932,856
    Virgin Money Holdings UK P.L.C.                       68,751        258,682
    Vodafone Group P.L.C.                              1,790,147      5,247,553
    Vodafone Group P.L.C. Sponsored ADR                   31,855        945,456
    Weir Group P.L.C. (The)                               29,135        705,199
    WH Smith P.L.C.                                       30,547        709,646
    Whitbread P.L.C.                                       9,005        457,274
    William Hill P.L.C.                                  291,955        964,957
    Wilmington P.L.C.                                      3,711         11,648
    Wincanton P.L.C.                                      10,792         36,620
*   Wizz Air Holdings P.L.C.                               1,105         37,927
    WM Morrison Supermarkets P.L.C.                      542,919      1,721,922
    Wolseley P.L.C.                                       17,226      1,028,528
    Worldpay Group P.L.C.                                209,878      1,024,165
    WPP P.L.C.                                            79,224      1,615,678
#   WPP P.L.C. Sponsored ADR                               3,436        350,335
    Xaar P.L.C.                                           16,233         90,516
    ZPG P.L.C.                                            62,020        298,778
                                                                 --------------
TOTAL UNITED KINGDOM                                                300,372,016
                                                                 --------------
UNITED STATES -- (0.0%)
*   Janus Henderson Group P.L.C.                          17,209        568,366
                                                                 --------------
TOTAL COMMON STOCKS                                               2,516,777,676
                                                                 --------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Alpargatas SA                                         44,900        214,396
    Banco ABC Brasil SA                                   25,917        136,053
    Banco Bradesco SA                                    160,097      1,549,963
    Banco Bradesco SA ADR                                 60,839        585,269
    Banco do Estado do Rio Grande do Sul SA Class B       74,025        347,294
    Braskem SA Class A                                    31,067        371,706
    Centrais Eletricas Brasileiras SA Class B             26,500        141,663
*   Cia Brasileira de Distribuicao                        34,364        798,945
    Cia de Gas de Sao Paulo - COMGAS Class A               5,327         80,631
    Cia de Saneamento do Parana                           63,300        215,171
    Cia de Transmissao de Energia Eletrica Paulista        8,867        199,044
    Cia Energetica de Minas Gerais                       123,400        337,155
    Cia Energetica de Sao Paulo Class B                   37,300        186,599
    Cia Energetica do Ceara Class A                        2,100         32,426
    Cia Ferro Ligas da Bahia - Ferbasa                    19,800         77,464
    Cia Paranaense de Energia                             20,600        171,163
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                            22,900        104,940
    Gerdau SA                                            200,788        686,389
*   Gol Linhas Aereas Inteligentes SA                     15,800         45,348
    Itau Unibanco Holding SA                             193,334      2,313,796
    Itau Unibanco Holding SA ADR                          66,308        789,728

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Lojas Americanas SA                                     79,940 $   401,706
    Marcopolo SA                                           155,900     162,982
*   Petroleo Brasileiro SA                                 282,598   1,204,396
*   Petroleo Brasileiro SA Sponsored ADR                    42,200     358,700
    Randon SA Implementos e Participacoes                   93,100     159,130
    Suzano Papel e Celulose SA Class A                     103,438     465,054
    Telefonica Brasil SA                                    18,070     270,672
    Unipar Carbocloro SA Class B                             3,400       9,933
*   Usinas Siderurgicas de Minas Gerais SA Class A         158,073     262,074
    Vale SA                                                178,504   1,669,781
    Vale SA Sponsored ADR                                   14,280     134,089
                                                                   -----------
TOTAL BRAZIL                                                        14,483,660
                                                                   -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                             6,694      16,432
    Embotelladora Andina SA Class B                         38,816     176,819
                                                                   -----------
TOTAL CHILE                                                            193,251
                                                                   -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                     71,187      62,935
    Banco Davivienda SA                                     12,267     139,261
    Grupo Argos SA                                           3,950      25,821
    Grupo de Inversiones Suramericana SA                     9,048     125,078
                                                                   -----------
TOTAL COLOMBIA                                                         353,095
                                                                   -----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                              6,496     517,644
*   Biotest AG                                               5,953     161,876
    Draegerwerk AG & Co. KGaA                                2,175     234,006
    Fuchs Petrolub SE                                        8,076     479,435
    Henkel AG & Co. KGaA                                     2,460     348,454
    Jungheinrich AG                                         25,034     993,398
    Porsche Automobil Holding SE                            18,601   1,064,593
#   Sartorius AG                                             6,416     606,407
    Schaeffler AG                                           21,727     302,925
    Sixt SE                                                  6,915     392,752
    STO SE & Co. KGaA                                          585      82,614
    Villeroy & Boch AG                                       3,977      84,910
#   Volkswagen AG                                           26,411   4,061,720
                                                                   -----------
TOTAL GERMANY                                                        9,330,734
                                                                   -----------
INDIA -- (0.0%)
*   Vedanta, Ltd.                                        2,584,480      32,532
                                                                   -----------
TOTAL PREFERRED STOCKS                                              24,393,272
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Link Administration Holdings, Ltd. Rights 07/17/17      21,741          --
                                                                   -----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                        913         877

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES      VALUE++
                                                    ---------- --------------
BRAZIL -- (Continued)
*     Brasil Brokers Participacoes SA Rights
        07/31/17                                         7,471 $           24
                                                               --------------
TOTAL BRAZIL                                                              901
                                                               --------------
CHILE -- (0.0%)
*     Grupo Security SA Rights 08/24/17                 16,422            644
                                                               --------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                    46,251             --
                                                               --------------
SINGAPORE -- (0.0%)
*     Duty Free International, Ltd. Rights 05/13/22     17,080            290
                                                               --------------
SOUTH KOREA -- (0.0%)
*     Ssangyong Cement Industrial Co., Ltd. Rights
        08/21/17                                           525            493
                                                               --------------
TAIWAN -- (0.0%)
*     Airtac International Group Rights 08/09/17           780          2,802
*     Long Chen Paper Co., Ltd. Rights 08/14/17          2,862            426
                                                               --------------
TOTAL TAIWAN                                                            3,228
                                                               --------------
THAILAND -- (0.0%)
*     Jay Mart PCL Warrants 06/05/19                    30,774          3,403
*     RS W3 Warrants 05/23/20                            6,220          1,140
*     Vibhavadi Medical Center PCL Warrants
        06/14/22                                        67,608             --
                                                               --------------
TOTAL THAILAND                                                          4,543
                                                               --------------
TURKEY -- (0.0%)
*     Boyner Perakende Ve Tekstil Yatirimlari A.S.
        Rights 09/11/17                                    669          5,688
                                                               --------------
TOTAL RIGHTS/WARRANTS                                                  15,787
                                                               --------------
TOTAL INVESTMENT SECURITIES                                     2,541,186,735
                                                               --------------

                                                                  VALUE+
                                                               --------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund                11,278,053    130,509,630
                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,343,179,821)^^                                            $2,671,696,365
                                                               ==============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia                     $    967,969 $112,777,214   --    $113,745,183
   Austria                                 --   13,210,221   --      13,210,221
   Belgium                            150,558   28,715,032   --      28,865,590
   Bermuda                                 --       14,695   --          14,695
   Brazil                          33,743,232           --   --      33,743,232
   Canada                         157,828,459           --   --     157,828,459
   Chile                            7,998,848           --   --       7,998,848
   China                           17,464,215  156,719,908   --     174,184,123
   Colombia                         2,138,492           --   --       2,138,492
   Czech Republic                          --      678,088   --         678,088
   Denmark                            226,586   33,650,035   --      33,876,621
   Egypt                                   --      124,380   --         124,380
   Finland                            131,794   33,218,477   --      33,350,271
   France                           1,862,908  138,944,037   --     140,806,945
   Germany                          2,872,020  136,938,176   --     139,810,196
   Greece                              10,520      585,388   --         595,908
   Hong Kong                          142,564   54,772,359   --      54,914,923
   Hungary                                 --    2,438,392   --       2,438,392
   India                              931,418   74,157,999   --      75,089,417
   Indonesia                          219,024   15,020,596   --      15,239,620
   Ireland                          3,389,145    6,616,242   --      10,005,387
   Israel                           1,352,096   11,747,314   --      13,099,410
   Italy                              114,140   59,699,618   --      59,813,758
   Japan                            2,784,038  438,525,866   --     441,309,904
   Malaysia                           240,434   16,341,816   --      16,582,250
   Mexico                          22,568,825           --   --      22,568,825
   Netherlands                      5,764,927   47,912,429   --      53,677,356
   New Zealand                             --    8,717,412   --       8,717,412
   Norway                             144,732   16,221,936   --      16,366,668
   Peru                               413,123           --   --         413,123
   Philippines                         29,223    7,635,007   --       7,664,230
   Poland                                  --   10,467,942   --      10,467,942
   Portugal                                --    4,948,326   --       4,948,326
   Russia                           1,618,722    4,517,938   --       6,136,660
   Singapore                               --   21,410,334   --      21,410,334
   South Africa                     3,975,517   42,327,225   --      46,302,742
   South Korea                      1,971,935  102,800,079   --     104,772,014
   Spain                              870,853   52,589,292   --      53,460,145
   Sweden                           1,185,109   54,601,088   --      55,786,197
   Switzerland                      3,521,525  110,549,655   --     114,071,180
   Taiwan                           5,052,625   89,171,537   --      94,224,162
   Thailand                        15,786,327       39,003   --      15,825,330
   Turkey                              41,231    9,519,104   --       9,560,335
   United Kingdom                  69,698,446  230,673,570   --     300,372,016
   United States                           --      568,366   --         568,366
Preferred Stocks
   Brazil                          14,483,660           --   --      14,483,660
   Chile                              193,251           --   --         193,251
   Colombia                           353,095           --   --         353,095
   Germany                                 --    9,330,734   --       9,330,734
   India                                   --       32,532   --          32,532
Rights/Warrants
   Brazil                                  --          901   --             901

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

   Chile                                   --            644 --             644
   Singapore                               --            290 --             290
   South Korea                             --            493 --             493
   Taiwan                                  --          3,228 --           3,228
   Thailand                                --          4,543 --           4,543
   Turkey                                  --          5,688 --           5,688
Securities Lending Collateral              --    130,509,630 --     130,509,630
                                 ------------ -------------- --  --------------
TOTAL                            $382,241,586 $2,289,454,779 --  $2,671,696,365
                                 ============ ============== ==  ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                      7,731,306 $154,316,871
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                  9,491,436  129,368,276
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.               3,121,334   67,264,741
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $288,926,887)                                $350,949,888
                                                                  ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ -----------  ------- ------------
Affiliated Investment
  Companies                    $350,949,888          --    --    $350,949,888
Futures Contracts**                 335,035          --    --         335,035
Forward Currency Contracts**             -- $(2,306,646)   --      (2,306,646)
                               ------------ -----------    --    ------------
TOTAL                          $351,284,923 $(2,306,646)   --    $348,978,277
                               ============ ===========    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company                                                  $6,300,586,675
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $4,366,020,012)^^                                     $6,300,586,675
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                    VALUE+
                                                                --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company                                      $6,895,641,906
                                                                --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,942,141,062)^^                                    $6,895,641,906
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund           $19,264,506,700
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $17,108,984,908)^^                                   $19,264,506,700
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (92.8%)

BRAZIL -- (5.2%)
    AES Tiete Energia SA(BZ8W2L7)                         1,812,158 $ 8,170,648
    AES Tiete Energia SA(BZ8W2J5)                               681         618
*   Aliansce Shopping Centers SA                          1,095,920   5,904,230
    Alupar Investimento SA                                  696,658   4,097,265
    Ambev SA                                              1,591,620   9,774,247
    Ambev SA ADR                                         12,857,514  78,173,685
    Arezzo Industria e Comercio SA                          483,231   5,733,656
*   B2W Cia Digital                                       1,284,605   5,478,937
    B3 SA - Brasil Bolsa Balcao                           9,396,456  61,742,070
    Banco Bradesco SA                                     4,153,633  40,159,711
    Banco do Brasil SA                                    2,433,252  22,394,642
    Banco Santander Brasil SA(05967A107)                    140,666   1,143,615
    Banco Santander Brasil SA(B4V5RY4)                    1,020,349   8,347,075
    BB Seguridade Participacoes SA                        2,346,747  20,657,785
    BR Malls Participacoes SA                             6,365,394  26,944,763
    BR Properties SA                                         70,694     221,036
*   Brasil Brokers Participacoes SA                       1,357,122     487,430
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                             102,400     389,129
#   Braskem SA Sponsored ADR                                559,977  13,450,648
*   BRF SA                                                2,135,621  25,284,887
#*  BRF SA ADR                                              795,746   9,381,845
    BTG Pactual Group                                       548,099   2,750,735
    CCR SA                                                6,973,325  38,194,683
*   Centrais Eletricas Brasileiras SA                     1,080,600   4,678,147
*   Cia Brasileira de Distribuicao                          194,588   4,518,333
    Cia de Locacao das Americas                              14,900      54,853
    Cia de Saneamento Basico do Estado de Sao Paulo       1,072,328  11,537,064
    Cia de Saneamento Basico do Estado de Sao Paulo ADR     772,983   8,317,297
    Cia de Saneamento de Minas Gerais-COPASA                660,658   8,978,686
    Cia Energetica de Minas Gerais                          413,339   1,155,841
#   Cia Energetica de Minas Gerais Sponsored ADR          1,059,060   2,848,870
    Cia Hering                                            1,565,352  10,787,569
    Cia Paranaense de Energia                               161,800   1,099,992
#   Cia Paranaense de Energia Sponsored ADR                 283,710   2,349,119
*   Cia Siderurgica Nacional SA                           2,985,755   7,295,991
#*  Cia Siderurgica Nacional SA Sponsored ADR             3,613,990   8,818,136
    Cielo SA                                              4,130,527  34,571,728
*   Construtora Tenda SA                                    149,261     751,486
*   Cosan Logistica SA                                      687,567   1,658,090
    Cosan SA Industria e Comercio                           524,027   6,066,469
    CPFL Energia SA                                         750,220   6,462,042
    CPFL Energia SA ADR                                     183,001   3,142,127
    CSU Cardsystem SA                                         6,200      17,815
    CVC Brasil Operadora e Agencia de Viagens SA            644,900   7,372,708
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                       3,732,506  14,650,656
*   Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                          15,734      50,456
    Dimed SA Distribuidora da Medicamentos                    1,500     211,891
    Direcional Engenharia SA                              1,277,926   2,323,614
    Duratex SA                                            2,859,156   7,261,698
    EcoRodovias Infraestrutura e Logistica SA             2,281,343   7,820,660
    EDP - Energias do Brasil SA                           3,432,592  15,818,092

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
BRAZIL -- (Continued)
    Embraer SA Sponsored ADR                             1,223,739 $24,805,189
    Energisa SA                                            143,400   1,145,048
    Engie Brasil Energia SA                                951,409  10,678,505
    Equatorial Energia SA                                2,028,258  36,879,192
    Estacio Participacoes SA                             1,812,334  11,856,146
*   Eternit SA                                           1,148,420     475,079
*   Even Construtora e Incorporadora SA                  2,861,777   4,203,165
    Ez Tec Empreendimentos e Participacoes SA              735,581   4,618,684
    Fibria Celulose SA                                     767,951   8,146,558
    Fibria Celulose SA Sponsored ADR                     1,057,881  11,181,802
    Fleury SA                                            1,176,126  11,326,203
    Fras-Le SA                                              43,000      63,431
    GAEC Educacao SA                                       272,953   1,487,156
*   Gafisa SA                                              149,262     567,208
#   Gafisa SA ADR                                          103,158     780,903
    Gerdau SA                                              887,615   3,025,750
    Gerdau SA Sponsored ADR                              4,354,272  14,673,897
#*  Gol Linhas Aereas Inteligentes SA ADR                   78,092   1,107,345
    Grendene SA                                            545,128   4,622,055
    Guararapes Confeccoes SA                                76,632   2,577,623
*   Helbor Empreendimentos SA                            1,754,034   1,259,973
    Hypermarcas SA                                       1,416,949  12,718,394
    Iguatemi Empresa de Shopping Centers SA                439,344   5,170,659
*   International Meal Co. Alimentacao SA                  586,776   1,411,266
    Iochpe Maxion SA                                     1,358,893   7,355,850
    Itau Unibanco Holding SA                             1,213,793  12,876,127
    JBS SA                                               6,615,014  16,334,154
*   JHSF Participacoes SA                                  811,176     476,038
*   Joao Fortes Engenharia SA                               16,927       5,482
*   JSL SA                                                 523,218   1,300,348
*   Kepler Weber SA                                        109,304     830,379
    Klabin SA                                            2,584,807  13,262,434
    Kroton Educacional SA                                7,115,919  34,411,807
*   Light SA                                               974,296   7,045,513
    Linx SA                                                365,314   2,024,348
    Localiza Rent a Car SA                               1,276,430  21,244,157
    Lojas Americanas SA                                  1,181,132   4,889,900
    Lojas Renner SA                                      4,932,497  46,345,716
*   LPS Brasil Consultoria de Imoveis SA                   386,280     542,565
    M Dias Branco SA                                       646,407  10,522,109
    Magazine Luiza SA                                       47,800   5,623,764
    Magnesita Refratarios SA                               321,410   3,597,167
    Mahle-Metal Leve SA                                    463,500   2,528,303
    Marcopolo SA                                           101,500      83,001
*   Marfrig Global Foods SA                              3,281,673   6,756,246
*   Marisa Lojas SA                                        443,921     839,910
*   Mills Estruturas e Servicos de Engenharia SA           766,563     978,377
    Minerva SA                                             917,184   3,647,147
    MRV Engenharia e Participacoes SA                    3,873,155  17,798,615
    Multiplan Empreendimentos Imobiliarios SA              359,305   8,282,214
    Multiplus SA                                           550,448   7,023,691
    Natura Cosmeticos SA                                 1,474,900  11,848,011
    Odontoprev SA                                        2,410,820  10,058,129

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
*   Paranapanema SA                                    1,512,631 $      785,820
*   Petro Rio SA                                          13,400        160,799
*   Petroleo Brasileiro SA                             5,190,673     22,970,894
*   Petroleo Brasileiro SA Sponsored ADR               1,709,461     15,060,351
    Porto Seguro SA                                    1,013,053     10,233,351
    Portobello SA                                        475,900        578,402
    Profarma Distribuidora de Produtos Farmaceuticos
*     SA                                                  55,080        139,363
*   Prumo Logistica SA                                   182,954        645,371
    QGEP Participacoes SA                              1,184,057      2,764,262
    Qualicorp SA                                       2,607,965     27,431,575
    Raia Drogasil SA                                   1,358,025     30,049,137
*   Restoque Comercio e Confeccoes de Roupas SA           96,046      1,139,611
*   Rodobens Negocios Imobiliarios SA                    142,921        251,619
*   Rumo SA                                            3,255,810     10,795,798
*   Santos Brasil Participacoes SA                     2,093,225      1,423,072
    Sao Carlos Empreendimentos e Participacoes SA         13,200        145,023
    Sao Martinho SA                                    1,640,461      9,237,736
    Ser Educacional SA                                   253,089      2,076,915
    SLC Agricola SA                                      735,298      5,130,946
    Smiles SA                                            565,691     11,807,792
    Sonae Sierra Brasil SA                               204,418      1,307,132
*   Springs Global Participacoes SA                       17,200         56,481
    Sul America SA                                     2,375,714     13,370,462
    T4F Entretenimento SA                                101,600        203,633
    Technos SA                                           132,216        176,381
*   Tecnisa SA                                         1,841,425      1,381,799
    Tegma Gestao Logistica SA                             32,700        153,729
    Telefonica Brasil SA ADR                             478,639      7,122,148
*   Terra Santa Agro SA                                    5,300         29,199
    Tim Participacoes SA                               3,318,337     11,322,368
    Tim Participacoes SA ADR                             307,211      5,182,650
    Totvs SA                                           1,118,969     10,765,010
*   TPI - Triunfo Participacoes e Investimentos SA       510,927        661,935
    Transmissora Alianca de Energia Eletrica SA        1,812,356     13,495,248
    Tupy SA                                              151,597        719,494
    Ultrapar Participacoes SA                          2,067,950     49,073,484
#   Ultrapar Participacoes SA Sponsored ADR               75,617      1,789,854
*   Usinas Siderurgicas de Minas Gerais SA               237,644        791,804
    Vale SA                                            3,300,503     33,128,335
    Vale SA Sponsored ADR                              1,912,521     19,182,586
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA                    768,293      4,156,398
    Via Varejo SA                                        679,820      3,137,111
    WEG SA                                             1,629,488      9,897,062
    Wiz Solucoes e Corretagem de Seguros SA              398,239      2,528,623
                                                                 --------------
TOTAL BRAZIL                                                      1,345,276,266
                                                                 --------------
CHILE -- (1.3%)
    AES Gener SA                                      12,990,824      4,827,151
    Aguas Andinas SA Class A                          17,407,625     10,983,475
    Banco de Chile                                    37,471,200      5,420,663
    Banco de Chile ADR                                   103,153      8,817,502
    Banco de Credito e Inversiones                       180,413     10,887,973

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
CHILE -- (Continued)
    Banco Santander Chile ADR                              554,122 $15,665,028
    Banmedica SA                                           876,665   2,133,143
    Besalco SA                                           1,829,579   1,858,327
    CAP SA                                               1,141,814  12,036,852
    Cementos BIO BIO SA                                    180,149     231,698
    Cencosud SA                                          4,338,019  12,347,989
    Cia Cervecerias Unidas SA                              339,280   4,522,184
#   Cia Cervecerias Unidas SA Sponsored ADR                224,981   5,986,744
*   Cia Sud Americana de Vapores SA                    118,803,521   5,512,437
    Clinica LAS Condes SA                                      309      15,785
    Colbun SA                                           36,019,388   8,425,718
    Cristalerias de Chile SA                                59,157     617,266
    Embotelladora Andina SA Class A ADR                      2,422      59,727
    Embotelladora Andina SA Class B ADR                     68,166   1,863,658
    Empresa Nacional de Telecomunicaciones SA            1,232,822  14,037,843
*   Empresas AquaChile SA                                  504,971     252,567
    Empresas CMPC SA                                     5,706,159  14,577,362
    Empresas COPEC SA                                    1,214,062  14,808,870
    Empresas Hites SA                                    1,256,063   1,449,772
*   Empresas La Polar SA                                 9,305,847   1,050,755
    Enel Americas SA                                    21,481,425   4,338,006
    Enel Americas SA ADR                                 2,330,101  23,301,006
    Enel Chile SA(BYMLZD6)                              15,150,378   1,651,925
    Enel Chile SA(29278D105)                             2,044,326  11,182,463
    Enel Generacion Chile SA                             7,852,425   6,114,786
#   Enel Generacion Chile SA ADR                           215,928   5,035,441
    Engie Energia Chile SA                               4,293,250   9,349,096
*   Enjoy SA                                               555,152      38,685
    Forus SA                                               571,195   2,056,879
    Grupo Security SA                                    1,068,971     404,695
    Inversiones Aguas Metropolitanas SA                  4,275,982   7,468,935
    Inversiones La Construccion SA                         171,575   2,297,181
#   Itau CorpBanca(45033E105)                               72,474   1,050,873
    Itau CorpBanca(BYT25P4)                            965,806,235   9,155,829
    Latam Airlines Group SA                                121,449   1,426,833
#   Latam Airlines Group SA Sponsored ADR                1,591,949  18,673,562
*   Masisa SA                                           14,958,469   1,116,493
    Molibdenos y Metales SA                                 84,984     895,236
    Multiexport Foods SA                                 3,185,903   1,036,979
    Parque Arauco SA                                     4,862,362  12,781,670
    PAZ Corp. SA                                         1,360,626   1,620,715
    Ripley Corp. SA                                      6,678,497   5,704,252
    SACI Falabella                                       1,611,420  14,887,389
    Salfacorp SA                                         1,380,161   1,820,277
    Sigdo Koppers SA                                     1,777,003   2,707,332
    Sociedad Matriz SAAM SA                             19,898,198   2,126,733
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR                                                  302,188  12,422,949
    Socovesa SA                                          1,410,294     740,101
    Sonda SA                                             2,787,536   5,297,172
    Vina Concha y Toro SA                                2,702,106   4,353,876

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ----------- ------------
CHILE -- (Continued)
    Vina Concha y Toro SA Sponsored ADR                    28,598 $    899,407
                                                                  ------------
TOTAL CHILE                                                        330,347,265
                                                                  ------------
CHINA -- (16.7%)
*   21Vianet Group, Inc. ADR                              278,761    1,243,274
    361 Degrees International, Ltd.                     5,350,000    1,882,189
*   3SBio, Inc.                                           685,500      859,406
#*  500.com, Ltd. Class A ADR                             123,377    1,464,485
#*  51job, Inc. ADR                                        62,429    3,075,253
#*  58.com, Inc. ADR                                      294,532   15,035,859
*   A8 New Media Group, Ltd.                            3,286,000      187,084
    AAC Technologies Holdings, Inc.                     1,742,500   23,408,154
#   Agile Group Holdings, Ltd.                         12,022,465   14,293,099
    Agricultural Bank of China, Ltd. Class H           45,690,460   21,311,960
    Air China, Ltd. Class H                             9,934,000    8,959,159
    Ajisen China Holdings, Ltd.                         2,852,000    1,232,715
#*  Alibaba Group Holding, Ltd. Sponsored ADR           1,045,781  162,043,766
#*  Alibaba Pictures Group, Ltd.                       33,920,000    5,729,778
*   Aluminum Corp. of China, Ltd. ADR                     225,375    3,560,925
#*  Aluminum Corp. of China, Ltd. Class H               7,080,000    4,435,772
    AMVIG Holdings, Ltd.                                1,688,000      490,792
#   Angang Steel Co., Ltd. Class H                      5,323,160    4,314,167
    Anhui Conch Cement Co., Ltd. Class H                5,476,000   20,230,005
    Anhui Expressway Co., Ltd. Class H                  2,416,000    1,823,104
    Anta Sports Products, Ltd.                          4,947,000   16,959,862
#*  Anton Oilfield Services Group                      11,616,000    1,113,738
*   Anxin-China Holdings, Ltd.                         13,373,000      123,615
*   Art Group Holdings, Ltd.                              455,000       34,357
#   Asia Cement China Holdings Corp.                    2,897,500      978,546
#*  Asian Citrus Holdings, Ltd.                         3,478,000       50,094
    Ausnutria Dairy Corp., Ltd.                            67,000       27,534
#*  AVIC International Holding HK, Ltd.                 8,896,000      438,690
    AVIC International Holdings, Ltd. Class H           1,386,000      711,130
#   AviChina Industry & Technology Co., Ltd. Class H   12,985,212    7,956,242
#   BAIC Motor Corp., Ltd. Class H                      6,536,500    5,876,307
*   Baidu, Inc. Sponsored ADR                             252,252   57,097,240
    BAIOO Family Interactive, Ltd.                      4,356,000      345,793
    Bank of China, Ltd. Class H                       150,583,702   74,058,945
    Bank of Chongqing Co., Ltd. Class H                 2,261,000    1,959,103
    Bank of Communications Co., Ltd. Class H           14,957,618   11,063,951
*   Baoye Group Co., Ltd. Class H                       1,544,440    1,197,356
#*  Baozun, Inc. Sponsored ADR                             38,456    1,248,282
#   BBMG Corp. Class H                                  7,726,404    3,889,551
    Beijing Capital International Airport Co., Ltd.
      Class H                                           8,324,000   13,100,502
    Beijing Capital Land, Ltd. Class H                  8,596,000    4,530,495
#*  Beijing Enterprises Environment Group, Ltd.           702,000      107,714
    Beijing Enterprises Holdings, Ltd.                  2,467,028   13,092,618
#*  Beijing Enterprises Medical & Health Group, Ltd.   11,556,000      724,534
    Beijing Enterprises Water Group, Ltd.              18,756,469   15,563,864
    Beijing Jingneng Clean Energy Co., Ltd. Class H     8,558,000    2,473,676
#   Beijing North Star Co., Ltd. Class H                4,802,000    1,947,256
#*  Beijing Properties Holdings, Ltd.                   5,128,967      242,744
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                             896,000      590,230

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ----------- ------------
CHINA -- (Continued)
#   BEP International Holdings, Ltd.                      710,000 $     18,691
#   Best Pacific International Holdings, Ltd.           1,960,000    1,071,044
*   Besunyen Holdings Co., Ltd.                           230,000       17,361
#*  Bitauto Holdings, Ltd. ADR                            238,687    7,542,509
#   Bloomage Biotechnology Corp., Ltd.                    892,500    1,670,885
#*  Boer Power Holdings, Ltd.                           2,188,000      641,080
    Bosideng International Holdings, Ltd.              17,808,157    1,571,907
#*  Boyaa Interactive International, Ltd.               2,195,000      900,800
#   Brilliance China Automotive Holdings, Ltd.          5,568,000   14,087,141
    Brilliant Circle Holdings International, Ltd.          60,000        9,054
#   Byd Co., Ltd. Class H                               1,964,300   12,225,746
    BYD Electronic International Co., Ltd.              5,862,222   14,787,682
*   C C Land Holdings, Ltd.                            13,369,530    3,043,970
#*  C.banner International Holdings, Ltd.               1,094,000      438,191
    Cabbeen Fashion, Ltd.                               1,829,000      503,004
#   Canvest Environmental Protection Group Co., Ltd.    2,481,000    1,355,815
*   Capital Environment Holdings, Ltd.                  2,880,000      110,504
#*  CAR, Inc.                                           5,847,000    5,089,542
    Carrianna Group Holdings Co., Ltd.                  1,640,877      193,200
    CECEP COSTIN New Materials Group, Ltd.              2,583,000       37,203
#*  Central China Real Estate, Ltd.                     5,149,074    1,548,537
#   Central China Securities Co., Ltd. Class H          3,158,000    1,436,673
*   Century Sunshine Group Holdings, Ltd.              12,975,000      448,984
#*  CGN Meiya Power Holdings Co., Ltd.                  6,994,000    1,011,125
#   CGN Power Co., Ltd. Class H                        22,347,000    6,115,836
    Changshouhua Food Co., Ltd.                         1,543,000      769,620
#*  Changyou.com, Ltd. ADR                                 58,570    2,479,268
    Chaowei Power Holdings, Ltd.                        4,878,000    2,764,058
*   Cheetah Mobile, Inc. ADR                               89,537      988,488
*   Chigo Holding, Ltd.                                22,124,000      277,513
    China Aerospace International Holdings, Ltd.       14,962,600    1,913,777
    China Agri-Industries Holdings, Ltd.               15,350,800    6,871,639
#   China Aircraft Leasing Group Holdings, Ltd.           605,000      706,817
#   China All Access Holdings, Ltd.                     3,760,000    1,106,797
    China Aluminum Cans Holdings, Ltd.                     94,000       15,033
*   China Animal Healthcare, Ltd.                       1,485,000      185,368
#   China Animation Characters Co., Ltd.                2,781,000    1,107,177
    China Aoyuan Property Group, Ltd.                   8,675,000    3,714,968
    China BlueChemical, Ltd. Class H                   12,095,122    3,407,949
*   China Chengtong Development Group, Ltd.               546,000       32,096
    China Cinda Asset Management Co., Ltd. Class H     46,459,000   19,304,027
    China CITIC Bank Corp., Ltd. Class H               18,185,607   11,787,690
*   China City Railway Transportation Technology
      Holdings Co., Ltd.                                1,168,000      161,249
#   China Coal Energy Co., Ltd. Class H                 9,643,168    4,760,048
    China Communications Construction Co., Ltd.
      Class H                                          12,911,387   17,196,432
    China Communications Services Corp., Ltd. Class H  12,633,327    6,862,037
    China Conch Venture Holdings, Ltd.                  1,645,500    3,057,341
    China Construction Bank Corp. Class H             243,058,302  201,814,817
    China Datang Corp. Renewable Power Co., Ltd.
      Class H                                          11,874,000    1,412,341
    China Dongxiang Group Co., Ltd.                    19,579,888    3,632,196
#*  China Dynamics Holdings, Ltd.                       7,940,000      157,422
    China Eastern Airlines Corp., Ltd. Class H          7,380,000    4,066,786
#   China Electronics Corp. Holdings Co., Ltd.          2,226,000      321,418

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   China Electronics Optics Valley Union Holding Co.,
      Ltd.                                               3,968,000 $    355,316
*   China Energine International Holdings, Ltd.          2,588,000      208,197
#   China Energy Engineering Corp., Ltd. Class H         1,676,000      306,697
*   China Environmental Technology and Bioenergy
      Holdings, Ltd.                                     3,420,000       90,136
    China Everbright Bank Co., Ltd. Class H             12,882,000    6,245,987
    China Everbright International, Ltd.                 8,479,000   11,056,724
    China Everbright, Ltd.                               6,538,896   14,891,509
#*  China Evergrande Group                              29,448,000   81,900,378
*   China Fiber Optic Network System Group, Ltd.         4,584,800      154,083
    China Financial Services Holdings, Ltd.              1,424,000      125,737
*   China Fire Safety Enterprise Group, Ltd.             3,220,000      179,163
*   China First Capital Group, Ltd.                      1,340,000      563,178
    China Foods, Ltd.                                    7,186,000    3,308,154
*   China Fordoo Holdings, Ltd.                            411,000      306,203
    China Galaxy Securities Co., Ltd. Class H            7,755,500    6,830,108
    China Gas Holdings, Ltd.                             7,434,000   17,981,825
*   China Glass Holdings, Ltd.                           4,226,000      389,211
#*  China Grand Pharmaceutical and Healthcare
      Holdings, Ltd. Class A                             1,636,000      442,173
    China Greenfresh Group Co., Ltd.                     1,990,000      374,386
#   China Greenland Broad Greenstate Group Co., Ltd.     5,416,000    1,360,396
#   China Hanking Holdings, Ltd.                         3,370,000      470,116
#*  China Harmony New Energy Auto Holding, Ltd.          5,013,000    2,415,111
#*  China High Precision Automation Group, Ltd.          1,360,000       39,829
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                               1,598,000    1,725,396
#   China Hongqiao Group, Ltd.                           7,359,500    4,981,994
*   China Household Holdings, Ltd.                       3,080,000      201,106
#   China Huarong Asset Management Co., Ltd. Class H     2,845,000    1,161,484
#   China Huishan Dairy Holdings Co., Ltd.               5,968,000        5,968
#*  China Huiyuan Juice Group, Ltd.                      4,696,000    1,459,939
    China International Capital Corp., Ltd. Class H        984,800    1,566,937
#   China International Marine Containers Group Co.,
      Ltd. Class H                                       1,207,200    2,523,172
*   China ITS Holdings Co., Ltd.                         2,795,096      214,647
    China Jinmao Holdings Group, Ltd.                   26,666,976   12,378,266
#   China Lesso Group Holdings, Ltd.                     6,800,000    4,792,558
#   China Life Insurance Co., Ltd. ADR                     881,250   13,994,250
    China Life Insurance Co., Ltd. Class H               1,838,000    5,808,914
    China Lilang, Ltd.                                   3,331,000    2,233,644
*   China Longevity Group Co., Ltd.                        893,399       29,396
    China Longyuan Power Group Corp., Ltd. Class H      10,731,000    7,847,965
#*  China LotSynergy Holdings, Ltd.                     13,040,000      246,912
    China Machinery Engineering Corp. Class H            4,545,000    3,071,068
#   China Maple Leaf Educational Systems, Ltd.           3,728,000    2,985,769
    China Medical System Holdings, Ltd.                  6,795,800   11,593,258
    China Meidong Auto Holdings, Ltd.                      204,000       70,005
    China Mengniu Dairy Co., Ltd.                        6,535,000   12,718,448
    China Merchants Bank Co., Ltd. Class H              12,587,646   41,332,013
#   China Merchants Land, Ltd.                           8,770,000    1,871,452
    China Merchants Port Holdings Co., Ltd.              5,610,901   17,614,564
    China Merchants Securities Co., Ltd. Class H           275,800      435,478
    China Minsheng Banking Corp., Ltd. Class H          12,770,800   12,834,767
    China Mobile, Ltd.                                  10,380,500  110,958,695
    China Mobile, Ltd. Sponsored ADR                     1,997,961  106,751,056
#   China Molybdenum Co., Ltd. Class H                   6,174,000    3,355,093

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   China National Building Material Co., Ltd. Class H  20,330,000 $12,401,927
    China National Materials Co., Ltd. Class H           7,739,000   3,137,006
*   China New Town Development Co., Ltd.                 6,821,177     296,893
#   China NT Pharma Group Co., Ltd.                      3,731,000     811,087
#*  China Ocean Resources Co., Ltd.                        607,045     406,848
    China Oil & Gas Group, Ltd.                         28,520,000   1,970,154
    China Oilfield Services, Ltd. Class H                5,890,000   5,018,267
    China Overseas Grand Oceans Group, Ltd.              6,199,000   3,633,253
    China Overseas Land & Investment, Ltd.              11,918,033  40,375,771
#   China Overseas Property Holdings, Ltd.              10,621,344   1,929,034
    China Pacific Insurance Group Co., Ltd. Class H      3,832,665  16,887,494
    China Packaging Holdings Development, Ltd.           1,655,000     442,526
    China Petroleum & Chemical Corp. ADR                   211,889  16,143,808
    China Petroleum & Chemical Corp. Class H            65,522,400  49,670,422
    China Pioneer Pharma Holdings, Ltd.                  2,721,000     881,634
#   China Power Clean Energy Development Co., Ltd.       2,737,500   1,701,337
    China Power International Development, Ltd.         16,513,200   5,660,361
*   China Properties Group, Ltd.                         2,545,000     641,009
    China Railway Construction Corp., Ltd. Class H       8,946,187  11,807,219
    China Railway Group, Ltd. Class H                    8,144,000   6,471,556
    China Railway Signal & Communication Corp., Ltd.
      Class H                                            2,508,000   1,959,810
#*  China Rare Earth Holdings, Ltd.                      9,834,399     753,535
    China Reinsurance Group Corp. Class H                4,458,000   1,043,576
    China Resources Beer Holdings Co., Ltd.              7,353,661  18,568,703
    China Resources Cement Holdings, Ltd.               12,544,946   7,462,544
    China Resources Gas Group, Ltd.                      4,574,000  17,322,441
    China Resources Land, Ltd.                          12,574,610  40,350,756
#   China Resources Phoenix Healthcare Holdings Co.,
      Ltd.                                               1,091,000   1,377,606
    China Resources Power Holdings Co., Ltd.             6,500,820  12,378,393
#*  China Ruifeng Renewable Energy Holdings, Ltd.        4,172,000     368,116
*   China Rundong Auto Group, Ltd.                          85,000      45,862
*   China Saite Group Co., Ltd.                            516,000      38,275
    China Sanjiang Fine Chemicals Co., Ltd.              3,379,000   1,066,735
    China SCE Property Holdings, Ltd.                   13,938,400   6,815,269
*   China Shanshui Cement Group, Ltd.                            1           1
#*  China Shengmu Organic Milk, Ltd.                     4,225,000     778,554
    China Shenhua Energy Co., Ltd. Class H              11,561,000  28,757,073
    China Shineway Pharmaceutical Group, Ltd.            1,767,000   1,767,503
#   China Silver Group, Ltd.                             5,934,000   1,093,639
#   China Singyes Solar Technologies Holdings, Ltd.      4,089,159   1,552,886
#   China South City Holdings, Ltd.                     23,572,711   5,125,885
    China Southern Airlines Co., Ltd. Class H            7,742,000   5,892,928
    China Southern Airlines Co., Ltd. Sponsored ADR         41,944   1,599,325
    China Starch Holdings, Ltd.                          8,630,000     259,418
    China State Construction International Holdings,
      Ltd.                                               8,943,520  14,429,470
    China Sunshine Paper Holdings Co., Ltd.                175,500      47,394
    China Suntien Green Energy Corp., Ltd. Class H       8,964,000   1,892,660
*   China Taifeng Beddings Holdings, Ltd.                1,662,000      43,088
    China Taiping Insurance Holdings Co., Ltd.           6,296,930  18,908,269
#   China Telecom Corp., Ltd. ADR                          136,139   6,503,360
    China Telecom Corp., Ltd. Class H                   10,860,000   5,162,105
#   China Tian Lun Gas Holdings, Ltd.                      655,500     400,376
#   China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                               8,580,000   4,553,194

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   China Travel International Investment Hong Kong,
      Ltd.                                              17,397,892 $ 5,166,469
*   China Unicom Hong Kong, Ltd.                        28,462,000  41,250,584
#*  China Unicom Hong Kong, Ltd. ADR                     1,125,159  16,404,818
*   China Vanadium Titano - Magnetite Mining Co., Ltd.     544,000      21,569
    China Vanke Co., Ltd. Class H                        5,762,100  16,977,622
#   China Vast Industrial Urban Development Co., Ltd.      334,000     132,868
#   China Water Affairs Group, Ltd.                      5,050,000   2,753,434
#*  China Water Industry Group, Ltd.                     4,104,000     892,728
    China Wood Optimization Holding, Ltd.                1,520,000     420,367
    China XLX Fertiliser, Ltd.                              83,000      21,921
#*  China Yurun Food Group, Ltd.                         9,355,000   1,209,165
    China ZhengTong Auto Services Holdings, Ltd.         5,150,500   5,080,913
#   China Zhongwang Holdings, Ltd.                      11,303,579   5,624,785
#   Chinasoft International, Ltd.                        8,382,000   4,593,182
*   Chinese People Holdings Co., Ltd.                   11,215,071     129,006
    Chongqing Machinery & Electric Co., Ltd. Class H     7,739,962     999,541
    Chongqing Rural Commercial Bank Co., Ltd. Class H   17,804,000  13,118,137
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                     2,446,000     319,151
    Chu Kong Shipping Enterprise Group Co., Ltd.           166,000      40,973
#   CIFI Holdings Group Co., Ltd.                       18,368,000  10,451,859
#*  CIMC Enric Holdings, Ltd.                            3,660,000   2,619,448
*   CITIC Dameng Holdings, Ltd.                          1,382,000      82,187
#   CITIC Resources Holdings, Ltd.                      16,420,000   1,847,921
    CITIC Securities Co., Ltd. Class H                   5,150,500  10,442,379
    CITIC, Ltd.                                         12,384,567  18,816,863
#   Citychamp Watch & Jewellery Group, Ltd.              8,930,000   1,930,227
    Clear Media, Ltd.                                      268,000     315,779
    CNOOC, Ltd.                                         13,334,000  14,924,273
#   CNOOC, Ltd. Sponsored ADR                              229,136  25,766,343
*   Coastal Greenland, Ltd.                              3,432,000     101,763
#*  Cogobuy Group                                        2,094,000   1,246,895
#   Colour Life Services Group Co., Ltd.                 1,645,000   1,162,617
    Comba Telecom Systems Holdings, Ltd.                 9,874,210   1,353,072
#*  Comtec Solar Systems Group, Ltd.                     4,506,000     164,489
    Concord New Energy Group, Ltd.                      32,465,909   1,390,359
    Consun Pharmaceutical Group, Ltd.                    2,154,000   1,745,366
#*  Coolpad Group, Ltd.                                 26,594,000   1,861,580
*   COSCO SHIPPING Development Co., Ltd. Class H         7,454,300   1,763,660
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                            8,680,000   4,882,457
#*  COSCO SHIPPING Holdings Co., Ltd. Class H            6,179,000   3,832,180
    COSCO SHIPPING International Hong Kong Co., Ltd.     2,258,000     953,682
    COSCO SHIPPING Ports, Ltd.                           9,420,402  11,522,883
*   Coslight Technology International Group Co., Ltd.    1,114,000     500,412
#   Cosmo Lady China Holdings Co., Ltd.                  3,880,000   1,448,933
    Country Garden Holdings Co., Ltd.                   25,391,660  35,450,535
    CP Pokphand Co., Ltd.                               25,049,658   2,339,873
    CPMC Holdings, Ltd.                                  2,106,000   1,042,442
#   CRCC High-Tech Equipment Corp., Ltd. Class H           663,000     239,920
#   CRRC Corp., Ltd. Class H                             7,863,324   7,019,298
    CSPC Pharmaceutical Group, Ltd.                     20,768,000  32,363,296
#   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                         374,000     643,613
#   CT Environmental Group, Ltd.                        16,416,000   2,939,327
*   Ctrip.com International, Ltd. ADR                      443,516  26,491,211

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Da Ming International Holdings, Ltd.                    34,000 $    14,267
*   DaChan Food Asia, Ltd.                               1,513,087     131,733
    Dah Chong Hong Holdings, Ltd.                        5,571,000   2,865,592
    Dali Foods Group Co., Ltd.                           7,369,500   4,443,006
    Dalian Port PDA Co., Ltd. Class H                    8,145,399   1,490,077
#*  Daphne International Holdings, Ltd.                  6,388,000     572,360
#*  Datang International Power Generation Co., Ltd.
      Class H                                           10,094,000   3,434,387
#   Dawnrays Pharmaceutical Holdings, Ltd.               2,325,491   1,398,994
#*  DBA Telecommunication Asia Holdings, Ltd.            1,020,000       8,567
#*  Differ Group Holding Co., Ltd.                       5,504,000     408,483
#*  Digital China Holdings, Ltd.                         5,460,000   3,583,675
#*  Dongfang Electric Corp., Ltd. Class H                1,207,600   1,282,973
    Dongfeng Motor Group Co., Ltd. Class H              10,862,000  13,294,637
#   Dongjiang Environmental Co., Ltd. Class H              978,395   1,404,849
    Dongyue Group, Ltd.                                  6,893,000   3,212,286
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                            2,151,000   1,062,087
#*  Dynasty Fine Wines Group, Ltd.                       1,708,000      59,041
#*  eHi Car Services, Ltd. Sponsored ADR                    25,972     246,215
    Embry Holdings, Ltd.                                   509,000     162,963
    ENN Energy Holdings, Ltd.                            2,561,000  17,386,224
    Essex Bio-technology, Ltd.                              70,000      38,073
    EVA Precision Industrial Holdings, Ltd.              5,662,516     804,025
    Everbright Securities Co., Ltd. Class H                148,200     200,952
*   EverChina International Holdings Co., Ltd.          17,957,500     568,705
*   Evergreen International Holdings, Ltd.               1,091,000      90,817
*   Extrawell Pharmaceutical Holdings, Ltd.                362,079       6,447
    Fantasia Holdings Group Co., Ltd.                   13,172,519   1,920,513
    Far East Horizon, Ltd.                               5,784,000   4,927,783
#*  Feiyu Technology International Co., Ltd.               994,500     146,165
#   First Tractor Co., Ltd. Class H                      1,592,000     757,278
*   Forgame Holdings, Ltd.                                 181,000     333,583
#   Fosun International, Ltd.                            5,634,620   8,531,825
#   Fu Shou Yuan International Group, Ltd.               6,141,000   3,779,142
#   Fufeng Group, Ltd.                                   9,582,800   5,855,700
#*  Fuguiniao Co., Ltd. Class H                            782,600      72,892
#   Fullshare Holdings, Ltd.                            17,172,518   6,858,643
#   Future Land Development Holdings, Ltd.              14,000,000   5,822,138
    Fuyao Glass Industry Group Co., Ltd. Class H         1,107,200   3,768,780
#*  GCL-Poly Energy Holdings, Ltd.                      85,861,320   9,113,801
    Geely Automobile Holdings, Ltd.                     22,910,000  52,902,137
    Gemdale Properties & Investment Corp., Ltd.          1,014,000     102,403
    GF Securities Co., Ltd. Class H                      1,345,400   2,710,317
*   Glorious Property Holdings, Ltd.                    16,704,712   1,880,861
    Goldbond Group Holdings, Ltd.                          650,000      14,697
#   Golden Eagle Retail Group, Ltd.                      2,972,000   3,844,767
    Golden Throat Holdings Group Co., Ltd.                 931,500     320,835
    Goldlion Holdings, Ltd.                                881,866     384,848
#   Goldpac Group, Ltd.                                  1,488,000     491,136
#   GOME Electrical Appliances Holding, Ltd.            84,671,660  10,182,334
*   Good Friend International Holdings, Inc.               487,333     119,718
#*  Grand Baoxin Auto Group, Ltd.                        1,940,864     987,093
#   Great Wall Motor Co., Ltd. Class H                  14,317,750  18,337,706
    Greatview Aseptic Packaging Co., Ltd.                5,583,000   3,214,928

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Greenland Hong Kong Holdings, Ltd.                   6,309,275 $  2,338,263
#   Greentown China Holdings, Ltd.                       5,443,000    6,988,923
    Guangdong Investment, Ltd.                           9,950,000   14,002,028
*   Guangdong Land Holdings, Ltd.                        3,385,361      745,265
    Guangdong Yueyun Transportation Co., Ltd. Class H    1,292,000      843,340
    Guangshen Railway Co., Ltd. Class H                  3,334,000    1,715,353
    Guangshen Railway Co., Ltd. Sponsored ADR               68,574    1,766,466
    Guangzhou Automobile Group Co., Ltd. Class H         2,424,350    5,209,697
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                         366,000      964,535
    Guangzhou R&F Properties Co., Ltd. Class H           8,256,332   14,740,938
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       3,279,000      230,868
    Guolian Securities Co., Ltd. Class H                   205,500      103,780
#   Guorui Properties, Ltd.                                487,000      147,694
*   Haichang Ocean Park Holdings, Ltd.                   1,996,000      431,779
    Haier Electronics Group Co., Ltd.                    4,827,000   12,429,421
    Haitian International Holdings, Ltd.                 3,533,000   10,121,130
    Haitong Securities Co., Ltd. Class H                 7,057,200   11,239,509
*   Hanergy Thin Film Power Group, Ltd.                 37,310,000      187,133
*   Harbin Bank Co., Ltd. Class H                          441,000      140,427
#   Harbin Electric Co., Ltd. Class H                    4,702,587    2,585,667
#   Harmonicare Medical Holdings, Ltd.                     865,000      386,328
#   HC International, Inc.                                 794,000      575,830
#*  Health and Happiness H&H International Holdings,
      Ltd.                                               1,752,000    5,657,115
    Henderson Investment, Ltd.                             660,000       56,567
    Hengan International Group Co., Ltd.                 3,543,622   27,020,594
*   Hengdeli Holdings, Ltd.                             14,452,800    1,460,421
*   Hengshi Mining Investments, Ltd.                       187,000       51,679
#*  Hi Sun Technology China, Ltd.                        4,776,000      878,677
#   Hilong Holding, Ltd.                                 4,871,000      833,474
    Hisense Kelon Electrical Holdings Co., Ltd.
      Class H                                              795,000    1,136,442
    HKC Holdings, Ltd.                                   1,009,088      786,631
#*  HNA Holding Group Co., Ltd.                         23,990,000      859,632
    HNA Infrastructure Co., Ltd. Class H                   629,000      509,099
*   Honghua Group, Ltd.                                 12,937,000    1,158,720
    Honworld Group, Ltd.                                   411,000      208,805
    Hopefluent Group Holdings, Ltd.                        897,973      366,433
    Hopewell Highway Infrastructure, Ltd.                3,821,028    2,347,108
#   Hopson Development Holdings, Ltd.                    4,530,000    4,346,736
#   HOSA International, Ltd.                             1,696,000      525,222
#*  Hua Han Health Industry Holdings, Ltd.              22,424,041      285,368
    Hua Hong Semiconductor, Ltd.                           551,000      746,610
#   Huadian Fuxin Energy Corp., Ltd. Class H            12,930,000    2,860,692
    Huadian Power International Corp., Ltd. Class H      5,996,000    2,530,786
    Huaneng Power International, Inc. Class H            4,942,000    3,483,585
#   Huaneng Power International, Inc. Sponsored ADR        105,617    3,004,804
    Huaneng Renewables Corp., Ltd. Class H              32,518,000    9,898,818
    Huatai Securities Co., Ltd. Class H                  2,286,000    4,586,716
    Huazhang Technology Holding, Ltd.                      174,000      104,286
    Huishang Bank Corp., Ltd. Class H                    2,374,000    1,155,098
*   Huiyin Smart Community Co., Ltd.                       304,000       31,857
*   Hydoo International Holding, Ltd.                      304,000       35,017
#*  IMAX China Holding, Inc.                               529,400    1,398,201
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          185,963,725  129,943,450

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   Inner Mongolia Yitai Coal Co., Ltd. Class H              40,100 $    40,946
    Inspur International, Ltd.                            2,056,000     460,644
*   JD.com, Inc. ADR                                        395,650  17,871,510
#   Jiangnan Group, Ltd.                                 11,284,000     851,713
    Jiangsu Expressway Co., Ltd. Class H                  4,124,000   5,983,401
    Jiangxi Copper Co., Ltd. Class H                      4,831,000   8,806,255
*   Jinchuan Group International Resources Co., Ltd.        540,000      62,130
#*  JinkoSolar Holding Co., Ltd. ADR                        169,472   4,680,817
#   Joy City Property, Ltd.                               6,132,000     901,725
    Ju Teng International Holdings, Ltd.                  5,954,090   2,399,172
    K Wah International Holdings, Ltd.                    2,422,943   1,456,115
*   Kai Yuan Holdings, Ltd.                              16,790,000     135,269
#*  Kaisa Group Holdings, Ltd.                           11,082,684   4,237,125
#   Kangda International Environmental Co., Ltd.          2,805,000     552,514
*   Kasen International Holdings, Ltd.                    3,492,000     576,441
#   Kingboard Chemical Holdings, Ltd.                     4,804,666  21,631,222
    Kingboard Laminates Holdings, Ltd.                    6,378,984   8,889,967
#*  Kingdee International Software Group Co., Ltd.        7,745,600   3,217,650
    Kingsoft Corp., Ltd.                                  1,715,000   4,511,363
#*  Koradior Holdings, Ltd.                                 630,000     555,764
#*  KuangChi Science, Ltd.                                  476,000     166,879
#   Kunlun Energy Co., Ltd.                              18,306,000  18,248,833
    KWG Property Holding, Ltd.(B1YBF00)                  10,022,144   7,437,154
    KWG Property Holding, Ltd.(BP3RW40)                     263,500     195,536
*   Labixiaoxin Snacks Group, Ltd.                        1,901,000     172,914
    Lai Fung Holdings, Ltd.                              26,579,519     815,853
    Le Saunda Holdings, Ltd.                              1,385,800     264,437
    Lee & Man Chemical Co., Ltd.                            821,339     466,519
    Lee & Man Paper Manufacturing, Ltd.                   9,789,200  10,425,020
    Lee's Pharmaceutical Holdings, Ltd.                     793,000     627,707
    Legend Holdings Corp. Class H                            80,200     209,738
    Lenovo Group, Ltd.                                   41,860,000  25,892,373
    Leoch International Technology, Ltd.                  2,348,000     513,790
#*  Leyou Technologies Holdings, Ltd.                    11,370,000   2,778,618
*   Li Ning Co., Ltd.                                     4,023,083   3,168,981
#*  Lianhua Supermarket Holdings Co., Ltd. Class H        2,196,200     892,351
#*  Lifestyle China Group, Ltd.                             287,500     117,637
#*  Lifetech Scientific Corp.                            13,768,000   3,029,672
    Livzon Pharmaceutical Group, Inc. Class H               448,760   2,468,568
#   Logan Property Holdings Co., Ltd.                     9,208,000   7,980,319
    Longfor Properties Co., Ltd.                          6,658,500  16,710,159
*   LongiTech Smart Energy Holding, Ltd.                    293,000     105,704
    Lonking Holdings, Ltd.                               14,889,000   4,853,803
*   Loudong General Nice Resources China Holdings, Ltd.   1,006,309      37,259
#   Luye Pharma Group, Ltd.                               4,993,000   2,830,212
#   LVGEM China Real Estate Investment Co., Ltd.            648,000     177,500
#*  Maanshan Iron & Steel Co., Ltd. Class H              11,484,000   5,561,642
    Maoye International Holdings, Ltd.                    7,164,000     723,954
    Metallurgical Corp. of China, Ltd. Class H            7,572,000   2,603,596
*   MIE Holdings Corp.                                    7,158,000     677,428
    MIN XIN Holdings, Ltd.                                  720,000     543,029
#*  Mingfa Group International Co., Ltd.                  4,986,000     191,504
*   Mingyuan Medicare Development Co., Ltd.               4,480,000      24,721

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
    Minmetals Land, Ltd.                                7,345,644 $    949,060
#   Minth Group, Ltd.                                   3,947,000   18,174,034
#*  MMG, Ltd.                                          18,453,999    8,209,168
    MOBI Development Co., Ltd.                             34,000        4,991
    Modern Land China Co., Ltd.                           740,000      139,142
*   Momo, Inc. Sponsored ADR                               21,344      937,642
#*  Munsun Capital Group, Ltd.                         50,635,682      583,372
#   Nan Hai Corp., Ltd.                                27,450,000      930,920
#*  National Agricultural Holdings, Ltd.                1,450,000      165,684
*   Nature Home Holding Co., Ltd.                         654,000       88,749
#   NetDragon Websoft Holdings, Ltd.                       43,956      117,232
    NetEase, Inc. ADR                                     246,761   76,811,764
    New China Life Insurance Co., Ltd. Class H          1,092,700    7,042,306
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                       184,891   14,728,417
*   New World Department Store China, Ltd.              3,112,538      791,947
    Nexteer Automotive Group, Ltd.                      6,663,000   11,479,456
    Nine Dragons Paper Holdings, Ltd.                  10,435,000   15,525,444
#*  Noah Holdings, Ltd. ADR                               102,439    3,275,999
#*  North Mining Shares Co., Ltd.                      34,850,000      624,224
#*  NQ Mobile, Inc. Class A ADR                           203,837      697,123
    NVC Lighting Holdings, Ltd.                         7,157,000      796,230
#*  O-Net Technologies Group, Ltd.                      1,302,000      840,146
#*  Ourgame International Holdings, Ltd.                1,323,000      340,057
    Overseas Chinese Town Asia Holdings, Ltd.             743,817      360,693
#*  Ozner Water International Holding, Ltd.             1,549,000      390,092
#   Pacific Online, Ltd.                                2,443,195      456,452
#*  Panda Green Energy Group, Ltd.                      1,856,000      247,124
    Parkson Retail Group, Ltd.                          7,892,500    1,271,310
#   PAX Global Technology, Ltd.                         5,879,000    3,898,498
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                          31,859,000   14,826,056
    PetroChina Co., Ltd. ADR                              217,878   14,077,098
    PetroChina Co., Ltd. Class H                       50,486,000   32,480,639
*   Phoenix New Media, Ltd. ADR                            27,329       73,515
    Phoenix Satellite Television Holdings, Ltd.         5,210,000      773,139
    PICC Property & Casualty Co., Ltd. Class H         16,882,932   31,408,288
    Ping An Insurance Group Co. of China, Ltd. Class H 17,734,000  131,269,074
*   Ping An Securities Group Holdings, Ltd.             3,060,000       28,164
    Poly Culture Group Corp., Ltd. Class H                525,400    1,176,875
#*  Poly Property Group Co., Ltd.                      15,753,068    8,260,757
#   Pou Sheng International Holdings, Ltd.              8,319,609    1,649,118
    Powerlong Real Estate Holdings, Ltd.                8,510,715    3,974,514
*   Prosperity International Holdings HK, Ltd.         13,780,000      198,888
#*  PW Medtech Group, Ltd.                              3,993,000      910,017
#   Q Technology Group Co., Ltd.                        2,511,000    2,704,178
    Qingdao Port International Co., Ltd. Class H        1,919,000    1,085,858
    Qingling Motors Co., Ltd. Class H                   3,530,000    1,188,034
*   Qinhuangdao Port Co., Ltd. Class H                  1,713,500      543,353
*   Qinqin Foodstuffs Group Cayman Co., Ltd.              328,724       96,299
*   Qunxing Paper Holdings Co., Ltd.                      854,211       41,339
*   Real Gold Mining, Ltd.                                640,000       21,550
*   Real Nutriceutical Group, Ltd.                      6,557,000      318,776
    Red Star Macalline Group Corp., Ltd. Class H          788,800      818,803
#*  Redco Properties Group, Ltd.                        3,632,000    1,390,176

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
CHINA -- (Continued)
#*  Renhe Commercial Holdings Co., Ltd.                107,162,615 $ 2,372,181
#*  REXLot Holdings, Ltd.                               61,518,724     779,239
    Road King Infrastructure, Ltd.                       2,175,000   2,861,043
#*  Ronshine China Holdings, Ltd.                          501,000     549,333
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                               6,259,500   1,193,020
*   Scud Group, Ltd.                                     1,110,000      27,712
#   Seaspan Corp.                                          335,226   2,246,014
#*  Semiconductor Manufacturing International Corp.     14,000,696  15,347,383
*   Semiconductor Manufacturing International Corp.
      ADR                                                  173,964     962,021
    Shandong Chenming Paper Holdings, Ltd. Class H       1,772,022   2,714,878
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                            7,884,000   6,353,369
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H       684,000     619,186
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                 20,056,000   1,821,337
#*  Shanghai Electric Group Co., Ltd. Class H            8,012,000   3,720,374
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                              653,500   2,391,858
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                              376,000     252,933
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                       1,177,000     651,528
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                               37,600     198,835
    Shanghai Industrial Holdings, Ltd.                   3,376,000   9,756,106
    Shanghai Industrial Urban Development Group, Ltd.   11,741,025   2,853,244
#   Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H                                  9,168,000   2,626,615
    Shanghai La Chapelle Fashion Co., Ltd. Class H           9,400      11,913
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H   2,267,200   6,003,379
    Shanghai Prime Machinery Co., Ltd. Class H           4,454,000     951,190
*   Shanghai Zendai Property, Ltd.                       6,120,000      97,163
    Sheen Tai Holdings Grp Co., Ltd.                     1,060,000      54,266
    Shengjing Bank Co., Ltd. Class H                       479,000     426,393
*   Shengli Oil & Gas Pipe Holdings, Ltd.                5,242,500     228,087
    Shenguan Holdings Group, Ltd.                        6,774,000     402,699
    Shenzhen Expressway Co., Ltd. Class H                3,724,000   3,325,342
    Shenzhen International Holdings, Ltd.                6,097,512  10,437,564
    Shenzhen Investment, Ltd.                           25,501,271  11,705,948
    Shenzhou International Group Holdings, Ltd.          1,988,000  13,280,126
    Shimao Property Holdings, Ltd.                       9,967,183  19,855,017
#*  Shougang Concord International Enterprises Co.,
      Ltd.                                              25,544,100     898,171
    Shougang Fushan Resources Group, Ltd.               18,914,461   4,379,552
    Shui On Land, Ltd.                                  29,316,776   7,314,578
#*  Shunfeng International Clean Energy, Ltd.           11,502,000     624,754
#   Sichuan Expressway Co., Ltd. Class H                 4,852,000   2,004,776
#   Sihuan Pharmaceutical Holdings Group, Ltd.          24,270,000  10,212,755
*   Silver Grant International Industries, Ltd.          5,666,000     898,238
#*  Silverman Holdings, Ltd.                               510,000      52,297
    SIM Technology Group, Ltd.                           5,367,000     298,589
    Sino Biopharmaceutical, Ltd.                        21,799,998  19,245,719
#*  Sino Oil And Gas Holdings, Ltd.                     65,702,234   1,454,714
*   Sino-I Technology, Ltd.                              5,320,000      72,680
    Sino-Ocean Group Holdings, Ltd.                     20,387,462  11,392,370
#*  Sinofert Holdings, Ltd.                             14,612,673   2,017,403
*   Sinolink Worldwide Holdings, Ltd.                    8,849,492   1,222,432
#*  SinoMedia Holding, Ltd.                              1,167,258     268,777
    Sinopec Engineering Group Co., Ltd. Class H          3,766,000   3,379,486
    Sinopec Kantons Holdings, Ltd.                       5,926,000   3,578,417
#*  Sinopec Oilfield Service Corp. Class H               3,532,000     545,645

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
    Sinopec Shanghai Petrochemical Co., Ltd. Class H   16,637,000 $  9,454,237
#   Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR                                        31,247    1,789,800
    Sinopharm Group Co., Ltd. Class H                   3,654,400   15,295,412
#   Sinosoft Technology Group, Ltd.                     4,635,400    1,391,285
#   Sinotrans Shipping, Ltd.                            9,719,000    2,436,321
    Sinotrans, Ltd. Class H                            12,850,000    6,525,373
#   Sinotruk Hong Kong, Ltd.                            4,696,000    4,924,014
*   Skyfame Realty Holdings, Ltd.                       5,294,000      813,604
    Skyworth Digital Holdings, Ltd.                    14,102,811    7,555,922
#   SMI Holdings Group, Ltd.                            4,660,799    2,447,618
    SOHO China, Ltd.                                   15,502,339    8,445,147
#*  Sohu.com, Inc.                                        110,251    6,265,564
*   Sound Global, Ltd.                                          2            1
#*  Sparkle Roll Group, Ltd.                            6,264,000      464,838
    Springland International Holdings, Ltd.             2,227,000      430,669
#*  SPT Energy Group, Inc.                              2,996,000      199,020
*   SRE Group, Ltd.                                    14,451,714      336,372
    SSY Group, Ltd.                                    15,404,506    6,798,993
    Suchuang Gas Corp., Ltd.                              200,000       80,623
    Sun Art Retail Group, Ltd.                         11,670,000    9,502,883
    Sun King Power Electronics Group                    1,348,000      310,103
#   Sunac China Holdings, Ltd.                          9,022,000   24,000,366
#*  Suncity Group Holdings, Ltd.                        1,770,000      122,369
#   Sunny Optical Technology Group Co., Ltd.            3,119,000   37,066,023
*   Sunshine 100 China Holdings, Ltd.                      27,000       11,238
*   Superb Summit International Group, Ltd.             1,350,000       47,323
    Symphony Holdings, Ltd.                             5,330,000      470,465
    TAL Education Group ADR                                72,781   11,409,877
#   Tarena International, Inc. ADR                         91,675    1,769,327
#*  Taung Gold International, Ltd.                     20,860,000      184,081
    TCC International Holdings, Ltd.                    9,365,995    4,279,125
#*  TCL Multimedia Technology Holdings, Ltd.            2,780,200    1,369,880
*   Tech Pro Technology Development, Ltd.              37,652,000      395,161
#*  Technovator International, Ltd.                     2,996,000      926,734
    Tencent Holdings, Ltd.                             10,436,500  416,562,068
    Tenfu Cayman Holdings Co., Ltd.                       101,000       33,605
#   Tenwow International Holdings, Ltd.                 2,077,000      390,470
*   Tesson Holdings, Ltd.                                  87,000       12,914
    Texhong Textile Group, Ltd.                         2,169,000    2,331,196
*   Tian An China Investment Co., Ltd.                  1,096,357      743,583
    Tian Shan Development Holdings, Ltd.                1,392,000      564,875
    Tiande Chemical Holdings, Ltd.                        336,000       95,423
    Tiangong International Co., Ltd.                    7,786,056      816,577
#   Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H                                   964,000      618,566
    Tianjin Development Holdings, Ltd.                  2,405,800    1,390,466
    Tianjin Port Development Holdings, Ltd.            12,525,200    2,082,835
    Tianneng Power International, Ltd.                  6,447,952    5,113,146
    Tianyi Summi Holdings, Ltd.                         2,988,000      424,534
#*  Tibet Water Resources, Ltd.                         6,257,000    2,513,552
    Tingyi Cayman Islands Holding Corp.                 9,954,000   12,674,378
    Tomson Group, Ltd.                                  1,405,670      722,930
    Tong Ren Tang Technologies Co., Ltd. Class H        3,256,000    4,719,416
#   Tongda Group Holdings, Ltd.                        23,960,000    6,950,329

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd.                        403,080 $   420,709
    Top Spring International Holdings, Ltd.                  37,000      11,785
*   Tou Rong Chang Fu Group, Ltd.                         5,680,000     102,451
    Towngas China Co., Ltd.                               5,894,728   4,155,739
    TPV Technology, Ltd.                                  5,768,578   1,334,305
    Travelsky Technology, Ltd. Class H                    3,361,938   8,901,987
#   Trigiant Group, Ltd.                                  3,988,000     571,030
*   Trony Solar Holdings Co., Ltd.                        2,133,000      32,224
#   Truly International Holdings, Ltd.                    9,951,000   3,333,868
    Tsingtao Brewery Co., Ltd. Class H                      586,000   2,510,621
#*  Tuniu Corp. Sponsored ADR                                27,843     221,630
#   Uni-President China Holdings, Ltd.                    7,204,308   5,594,741
#*  United Energy Group, Ltd.                            23,695,100     863,757
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                  2,340,500   1,862,112
#*  V1 Group, Ltd.                                       17,134,600     592,358
    Vinda International Holdings, Ltd.                      281,000     529,902
*   Vipshop Holdings, Ltd. ADR                            1,377,684  16,945,513
*   Wanguo International Mining Group, Ltd.                  90,000      20,835
#   Want Want China Holdings, Ltd.                       27,604,000  18,642,108
#   Wasion Group Holdings, Ltd.                           3,844,000   1,701,100
#*  Weibo Corp. Sponsored ADR                                21,061   1,620,644
    Weichai Power Co., Ltd. Class H                      10,029,120   9,652,598
*   Weiqiao Textile Co. Class H                           3,074,500   1,690,975
    Welling Holding, Ltd.                                 6,504,000   1,412,751
*   West China Cement, Ltd.                              15,132,000   2,168,560
#*  Wisdom Sports Group                                     221,000      31,946
*   Wuzhou International Holdings, Ltd.                   1,966,000     166,038
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                  762,500     763,651
#   Xiamen International Port Co., Ltd. Class H           6,611,338   1,293,757
*   Xinchen China Power Holdings, Ltd.                    2,326,000     356,792
    Xingda International Holdings, Ltd.                   6,952,831   3,008,201
*   Xingfa Aluminium Holdings, Ltd.                          81,000      59,519
#   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                             1,874,000   1,558,319
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                             2,754,440   3,131,368
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H     4,121,000     574,009
*   Xinming China Holdings, Ltd.                             70,000      11,105
#   Xinyi Solar Holdings, Ltd.                           23,236,000   7,312,611
#   XTEP International Holdings, Ltd.                     4,798,000   1,786,257
*   Xunlei, Ltd. ADR                                          9,872      32,183
*   Yanchang Petroleum International, Ltd.               21,950,000     516,463
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                           958,500   2,082,054
    Yanzhou Coal Mining Co., Ltd. Class H                 6,244,000   6,142,108
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR              55,529     542,518
#*  Yashili International Holdings, Ltd.                  2,650,000     477,916
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                               224,000     550,029
    Yida China Holdings, Ltd.                               612,000     171,964
    Yip's Chemical Holdings, Ltd.                         1,348,000     560,588
*   Yirendai, Ltd. ADR                                      146,597   5,608,801
#*  Youyuan International Holdings, Ltd.                  3,521,760   1,352,499
*   Yuanda China Holdings, Ltd.                           4,574,000      85,865
    Yuexiu Property Co., Ltd.                            57,427,784  10,795,825
#   Yuexiu Transport Infrastructure, Ltd.                 3,507,415   2,620,742
*   Yum China Holdings, Inc.                                  7,898     282,669

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#   Yunnan Water Investment Co., Ltd. Class H            578,000 $      255,831
#   Yuzhou Properties Co., Ltd.                       14,439,800      8,573,431
*   YY, Inc. ADR                                         234,581     16,772,541
#   Zhaojin Mining Industry Co., Ltd. Class H          4,937,666      4,059,156
    Zhejiang Expressway Co., Ltd. Class H              5,474,000      6,829,000
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                          1,178,000        724,489
*   Zhong An Real Estate, Ltd.                         4,497,444      1,468,536
#   Zhongsheng Group Holdings, Ltd.                    5,343,000     11,693,022
    Zhuhai Holdings Investment Group, Ltd.               880,000        128,264
    Zhuzhou CRRC Times Electric Co., Ltd. Class H      1,578,250      7,508,445
#   Zijin Mining Group Co., Ltd. Class H              27,372,000      9,925,809
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                7,593,400      3,864,747
*   ZTE Corp. Class H                                  1,226,392      3,149,393
                                                                 --------------
TOTAL CHINA                                                       4,344,600,788
                                                                 --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA                                 1,434,002      7,318,554
    Banco de Bogota SA                                    77,772      1,773,621
    Bancolombia SA                                       756,813      7,755,335
    Bancolombia SA Sponsored ADR                         347,539     15,201,356
    Bolsa de Valores de Colombia                       5,607,933         47,138
    Celsia SA ESP                                        806,012      1,279,412
    Cementos Argos SA                                  1,387,345      5,528,687
*   Cemex Latam Holdings SA                            1,025,624      3,743,736
    Constructora Conconcreto SA                           19,345          6,640
    Corp. Financiera Colombiana SA                       214,735      2,079,657
    Ecopetrol SA                                      16,718,255      7,810,084
#   Ecopetrol SA Sponsored ADR                           417,332      3,897,881
    Empresa de Energia de Bogota SA ESP                3,657,729      2,425,310
*   Empresa de Telecomunicaciones de Bogota            2,479,407        485,729
    Grupo Argos SA                                       169,018      1,215,788
#   Grupo Aval Acciones y Valores SA                     123,152      1,089,895
    Grupo de Inversiones Suramericana SA                 425,809      5,991,857
    Grupo Nutresa SA                                     382,928      3,423,883
    Interconexion Electrica SA ESP                     1,989,493      9,114,211
    Mineros SA                                            17,511         15,540
*   Odinsa SA                                              5,135         15,072
                                                                 --------------
TOTAL COLOMBIA                                                       80,219,386
                                                                 --------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S.                                             816,081     14,805,901
*   Fortuna Entertainment Group NV                        82,351        545,354
    Komercni banka A.S.                                  177,943      7,666,201
    O2 Czech Republic A.S.                               288,884      3,694,938
    Pegas Nonwovens SA                                    77,192      3,555,538
    Philip Morris CR A.S.                                  3,296      2,273,167
#   Unipetrol A.S.                                       251,257      3,355,938
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 35,897,037
                                                                 --------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E.
      GDR(566828901)                                   3,062,705     14,156,022
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                     184,566        852,695

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
EGYPT -- (Continued)
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                        15,197 $     38,785
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                        33,338       85,012
                                                                   ------------
TOTAL EGYPT                                                          15,132,514
                                                                   ------------
GREECE -- (0.3%)
    Aegean Airlines SA                                     191,529    1,873,816
*   Alpha Bank AE                                          187,531      449,567
    Athens Water Supply & Sewage Co. SA (The)               93,921      687,802
*   Ellaktor SA                                            139,123      271,147
*   Eurobank Ergasias SA                                    23,073       25,182
*   FF Group                                               156,853    3,757,942
    Fourlis Holdings SA                                    155,827    1,068,658
*   GEK Terna Holding Real Estate Construction SA          246,078    1,101,146
    Hellenic Exchanges - Athens Stock Exchange SA          391,706    2,466,389
    Hellenic Petroleum SA                                  487,671    4,509,102
    Hellenic Telecommunications Organization SA          1,054,511   13,447,018
*   HOLDING Co. ADMIE IPTO SA                              525,419    1,268,862
*   Intracom Holdings SA                                   321,392      221,872
*   Intralot SA-Integrated Lottery Systems & Services      726,755    1,014,065
    JUMBO SA                                               470,477    7,878,727
*   Lamda Development SA                                    40,956      323,700
*   Marfin Investment Group Holdings SA                  4,779,275      760,469
    Motor Oil Hellas Corinth Refineries SA                 275,658    6,206,657
*   Mytilineos Holdings SA                                 308,236    3,062,028
*   National Bank of Greece SA                             131,932       53,335
    OPAP SA                                                705,709    8,120,455
*   Piraeus Bank SA                                         71,099       19,527
    Piraeus Port Authority SA                               17,126      320,426
*   Public Power Corp. SA                                  525,419    1,389,632
    Sarantis SA                                              5,137       74,848
    Terna Energy SA                                        163,037      752,045
    Titan Cement Co. SA                                    244,035    6,797,443
                                                                   ------------
TOTAL GREECE                                                         67,921,860
                                                                   ------------
HONG KONG -- (0.0%)
    Asiasec Properties, Ltd.                                38,976       10,417
    Goodbaby International Holdings, Ltd.                3,958,000    1,939,639
    Microport Scientific Corp.                             724,000      570,599
    Samson Holding, Ltd.                                 2,135,000      204,871
                                                                   ------------
TOTAL HONG KONG                                                       2,725,526
                                                                   ------------
HUNGARY -- (0.4%)
*   CIG Pannonia Life Insurance P.L.C. Class A               5,747        4,837
    Magyar Telekom Telecommunications P.L.C.             3,750,857    6,777,646
    Magyar Telekom Telecommunications P.L.C. Sponsored
#     ADR                                                   36,206      319,753
    MOL Hungarian Oil & Gas P.L.C.                         370,496   32,109,485
    OTP Bank P.L.C.                                      1,307,568   48,659,686
    Richter Gedeon Nyrt                                    507,465   12,983,134
                                                                   ------------
TOTAL HUNGARY                                                       100,854,541
                                                                   ------------
INDIA -- (12.6%)
*   3M India, Ltd.                                           5,771    1,205,406

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
*   8K Miles Software Services, Ltd.                         22,248 $   189,067
*   Aarti Drugs, Ltd.                                         5,970      52,593
*   Aarti Industries                                        189,776   2,862,666
*   Aban Offshore, Ltd.                                     294,486     847,331
    ABB India, Ltd.                                         122,480   2,715,939
    Abbott India, Ltd.                                        4,603     321,122
    ACC, Ltd.                                               258,108   6,980,041
    Accelya Kale Solutions, Ltd.                              1,654      36,741
    Adani Enterprises, Ltd.                               2,314,529   4,991,624
    Adani Ports & Special Economic Zone, Ltd.             3,982,844  24,626,712
*   Adani Power, Ltd.                                     9,676,205   5,042,686
*   Adani Transmissions, Ltd.                             1,708,721   3,320,849
*   Aditya Birla Capital, Ltd.                            1,542,989   3,724,749
*   Aditya Birla Fashion and Retail, Ltd.                 1,749,706   4,718,294
    Aegis Logistics, Ltd.                                   724,343   2,134,002
    Agro Tech Foods, Ltd.                                    34,539     276,663
*   Ahluwalia Contracts India Ltd.                           16,667      72,708
    AIA Engineering, Ltd.                                   214,067   4,819,135
    Ajanta Pharma, Ltd.                                     280,010   6,098,633
    Akzo Nobel India, Ltd.                                   73,688   2,044,273
    Alembic Pharmaceuticals, Ltd.                           468,315   3,893,414
    Alembic, Ltd.                                           812,393     519,542
    Alkem Laboratories, Ltd.                                 12,571     356,832
*   Allahabad Bank                                        2,104,339   2,469,506
*   Allcargo Logistics, Ltd.                                393,712   1,054,192
*   Alok Industries, Ltd.                                 1,419,763      80,740
    Amara Raja Batteries, Ltd.                              527,682   6,870,058
    Ambuja Cements, Ltd.                                  2,595,192  10,640,102
*   Amtek Auto, Ltd.                                        876,612     388,108
    Anant Raj, Ltd.                                       1,229,104   1,213,513
    Andhra Bank                                           2,325,563   2,076,470
*   Apar Industries, Ltd.                                   108,443   1,327,586
    APL Apollo Tubes, Ltd.                                   25,964     642,807
*   Apollo Hospitals Enterprise, Ltd.                       362,776   7,116,719
    Apollo Tyres, Ltd.                                    2,887,972  11,977,768
    Arcotech, Ltd.                                          102,660     162,317
*   Arvind SmartSpaces, Ltd.                                 61,926     138,170
    Arvind, Ltd.                                          1,994,821  11,363,449
    Asahi India Glass, Ltd.                                 255,806   1,164,718
*   Ashiana Housing, Ltd.                                    67,344     192,272
    Ashok Leyland, Ltd.                                  10,616,761  18,060,432
    Ashoka Buildcon, Ltd.                                   247,745     717,313
    Asian Paints, Ltd.                                    1,411,925  25,615,748
    Astra Microwave Products, Ltd.                           76,475     159,880
    Astral Polytechnik, Ltd.                                115,960   1,129,615
    Atul, Ltd.                                              109,171   3,748,798
    Aurobindo Pharma, Ltd.                                2,135,627  23,918,713
    Automotive Axles, Ltd.                                    7,751      87,958
    Avanti Feeds, Ltd.                                       22,130     564,836
    Axis Bank, Ltd.                                       4,869,899  39,509,356
    Bajaj Auto, Ltd.                                        549,551  24,082,344
    Bajaj Corp., Ltd.                                       367,944   2,292,611
    Bajaj Electricals, Ltd.                                 295,454   1,501,099

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bajaj Finance, Ltd.                                     599,421 $15,927,508
    Bajaj Finserv, Ltd.                                     249,086  19,427,439
*   Bajaj Hindusthan Sugar, Ltd.                          4,469,320   1,104,022
    Bajaj Holdings & Investment, Ltd.                       185,305   6,988,324
    Balaji Amines, Ltd.                                      17,870      92,207
    Balkrishna Industries, Ltd.                             298,353   7,601,766
*   Ballarpur Industries, Ltd.                            2,201,648     569,613
    Balmer Lawrie & Co., Ltd.                               443,694   1,735,707
    Balrampur Chini Mills, Ltd.                           1,551,964   3,973,977
    Banco Products India, Ltd.                               43,554     158,227
    Bank of Baroda                                        3,035,017   7,863,696
*   Bank of India                                         2,162,211   5,593,669
*   Bank Of Maharashtra                                     665,140     304,420
    Bannari Amman Sugars, Ltd.                                3,050      99,880
    BASF India, Ltd.                                         54,296   1,261,778
    Bata India, Ltd.                                        287,529   2,638,308
    BEML, Ltd.                                              142,887   3,851,292
    Berger Paints India, Ltd.                             1,745,701   6,749,022
*   BF Utilities, Ltd.                                       79,601     471,272
*   BGR Energy Systems, Ltd.                                131,573     308,201
    Bhansali Engineering Polymers, Ltd.                     217,219     247,730
    Bharat Electronics, Ltd.                              2,013,613   5,619,233
*   Bharat Financial Inclusion, Ltd.                        409,307   5,379,980
    Bharat Forge, Ltd.                                      921,943  16,489,414
    Bharat Heavy Electricals, Ltd.                        3,581,245   8,083,407
    Bharat Petroleum Corp., Ltd.                          2,662,347  19,544,474
    Bharti Airtel, Ltd.                                   5,947,842  38,920,865
    Bharti Infratel, Ltd.                                 1,894,627  11,817,363
    Biocon, Ltd.                                          1,646,114   9,896,299
    Birla Corp., Ltd.                                       122,227   1,812,904
    Bliss Gvs Pharma, Ltd.                                  348,950     894,002
    Blue Dart Express, Ltd.                                  26,900   1,785,119
    Blue Star, Ltd.                                         228,867   2,473,492
    Bodal Chemicals, Ltd.                                   463,210   1,321,183
    Bombay Dyeing & Manufacturing Co., Ltd.               1,162,336   1,505,812
    Bosch, Ltd.                                              18,115   6,837,025
*   Brigade Enterprises, Ltd.                               252,983   1,109,757
    Britannia Industries, Ltd.                              124,567   7,562,659
    Cadila Healthcare, Ltd.                               1,605,265  13,616,019
    Camlin Fine Sciences, Ltd.                              113,508     150,034
    Can Fin Homes, Ltd.                                      68,522   3,297,628
    Canara Bank                                           1,224,495   7,015,717
    Capital First, Ltd.                                     198,158   2,379,336
    Caplin Point Laboratories, Ltd.                         108,351   1,150,710
    Carborundum Universal, Ltd.                             347,713   1,843,034
    Care Ratings, Ltd.                                      123,773   3,117,575
    Castrol India, Ltd.                                     551,843   3,447,648
    CCL Products India, Ltd.                                525,465   2,325,881
    Ceat, Ltd.                                              330,574   9,657,140
*   Century Plyboards India, Ltd.                           838,880   3,863,601
    Century Textiles & Industries, Ltd.                     146,827   2,720,879
    Cera Sanitaryware, Ltd.                                  18,786     863,181
    CESC, Ltd.                                              563,951   8,293,688

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   CG Power and Industrial Solutions, Ltd.               3,656,296 $ 4,839,637
    Chambal Fertilizers and Chemicals, Ltd.               1,671,712   3,524,331
    Chennai Petroleum Corp., Ltd.                           523,508   3,157,931
    Chennai Super Kings Cricket, Ltd.                     2,606,099      17,139
    Cholamandalam Investment and Finance Co., Ltd.          205,585   3,844,534
*   Cigniti Technologies, Ltd.                                4,922      20,173
    Cipla, Ltd.                                           1,633,422  14,310,800
    City Union Bank, Ltd.                                 1,435,328   4,026,483
    Clariant Chemicals India, Ltd.                           67,094     705,988
    Coal India, Ltd.                                      1,287,728   5,011,082
*   Coffee Day Enterprises, Ltd.                             99,135     377,879
    Colgate-Palmolive India, Ltd.                           543,234   9,151,375
    Container Corp. Of India, Ltd.                          277,445   4,942,783
    Coromandel International, Ltd.                          755,918   5,315,994
*   Corp. Bank                                            1,547,665   1,223,392
    Cox & Kings, Ltd.                                       779,750   3,448,109
    CRISIL, Ltd.                                             74,958   2,168,319
    Crompton Greaves Consumer Electricals, Ltd.           3,444,010  11,733,381
    Cummins India, Ltd.                                     328,292   5,051,433
    Cyient, Ltd.                                            222,372   1,819,133
    Dabur India, Ltd.                                     2,185,378  10,526,380
*   Dalmia Bharat Sugar & Industries, Ltd.                   95,867     229,176
*   Dalmia Bharat, Ltd.                                     159,627   6,619,589
    DB Corp., Ltd.                                          172,660   1,011,946
*   DB Realty, Ltd.                                         944,581     652,328
    DCB Bank, Ltd.                                        2,118,433   6,450,112
    DCM Shriram, Ltd.                                       272,613   1,573,193
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.         346,262   1,936,601
    Deepak Nitrite, Ltd.                                    125,802     320,407
    Delta Corp., Ltd.                                       584,430   1,552,870
*   DEN Networks, Ltd.                                      473,388     623,735
*   Dena Bank                                             1,397,914     744,075
    Dewan Housing Finance Corp., Ltd.                     1,522,205  10,839,288
    Dhampur Sugar Mills, Ltd.                               215,683     819,707
*   Dhanuka Agritech, Ltd.                                   54,867     641,581
*   Dish TV India, Ltd.                                   4,942,524   6,409,966
    Dishman Carbogen Amcis, Ltd.                            712,972   3,347,513
*   Divi's Laboratories, Ltd.                               557,504   5,846,311
*   DLF, Ltd.                                             3,052,340   9,178,107
    Dr Lal PathLabs, Ltd.                                     1,542      19,867
    Dr Reddy's Laboratories, Ltd.                           261,543   9,678,395
#   Dr Reddy's Laboratories, Ltd. ADR                       323,859  11,850,001
    Dredging Corp. Of India, Ltd.                            71,584     698,539
*   Dynamatic Technologies, Ltd.                              7,283     272,526
    eClerx Services, Ltd.                                   151,178   3,064,803
    Edelweiss Financial Services, Ltd.                    2,406,922   7,674,962
    Eicher Motors, Ltd.                                      45,066  21,174,272
    EID Parry India, Ltd.                                   685,333   3,610,333
    EIH, Ltd.                                               837,181   1,796,924
    Electrosteel Castings, Ltd.                             978,346     503,058
    Elgi Equipments, Ltd.                                    78,867     291,312
    Emami, Ltd.                                             368,644   6,381,693
    Engineers India, Ltd.                                 1,442,270   3,569,973

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Entertainment Network India, Ltd.                        47,743 $   678,122
*   Eros International Media, Ltd.                          327,660   1,131,028
    Escorts, Ltd.                                           458,953   4,786,634
    Essel Propack, Ltd.                                     495,349   1,898,973
*   Eveready Industries India, Ltd.                         301,188   1,444,793
    Exide Industries, Ltd.                                2,492,224   8,450,839
*   FDC, Ltd.                                               410,455   1,158,268
    Federal Bank, Ltd.                                   11,377,285  20,469,144
*   Federal-Mogul Goetze India, Ltd.                         40,582     341,395
    FIEM Industries, Ltd.                                    18,602     260,125
    Finolex Cables, Ltd.                                    602,704   4,384,771
    Finolex Industries, Ltd.                                516,883   4,901,780
*   Firstsource Solutions, Ltd.                           3,272,272   1,848,011
*   Fortis Healthcare, Ltd.                               1,036,542   2,511,832
*   Future Consumer, Ltd.                                 1,135,049     747,500
    Future Enterprises, Ltd.                              1,462,727     869,380
*   Future Retail, Ltd.                                     807,317   5,077,393
    Gabriel India, Ltd.                                     945,578   2,349,464
    GAIL India, Ltd.                                      2,149,421  12,609,224
    Garware Wall Ropes, Ltd.                                 20,261     281,430
    Gateway Distriparks, Ltd.                               712,365   3,028,309
    Gati, Ltd.                                              542,241   1,022,358
    Gayatri Projects, Ltd.                                  116,652     306,794
    GE Power India, Ltd.                                    114,440   1,284,641
    GE T&D India, Ltd.                                       85,222     523,218
    Genus Power Infrastructures, Ltd.                        17,836      13,958
    Geojit Financial Services, Ltd.                         252,370     426,456
    GHCL, Ltd.                                              388,038   1,427,294
    GIC Housing Finance, Ltd.                               127,794   1,030,451
    Gillette India, Ltd.                                     21,235   1,738,105
    GlaxoSmithKline Consumer Healthcare, Ltd.                36,667   3,128,973
    GlaxoSmithKline Pharmaceuticals, Ltd.                    18,123     675,612
    Glenmark Pharmaceuticals, Ltd.                          922,291  10,008,894
*   GMR Infrastructure, Ltd.                             17,407,937   5,085,922
    GOCL Corp., Ltd.                                         31,092     214,930
    Godfrey Phillips India, Ltd.                            106,842   1,887,719
    Godrej Consumer Products, Ltd.                          890,720  14,397,508
*   Godrej Industries, Ltd.                                 412,833   4,268,779
*   Godrej Properties, Ltd.                                 464,175   3,755,238
    Granules India, Ltd.                                  1,249,723   2,653,957
    Graphite India, Ltd.                                    439,338   1,412,079
    Grasim Industries, Ltd.                               1,102,135  18,356,823
    Great Eastern Shipping Co., Ltd. (The)                  487,353   3,007,708
    Greaves Cotton, Ltd.                                    842,847   2,115,377
    Greenply Industries, Ltd.                               151,627     643,409
    Grindwell Norton, Ltd.                                   43,769     290,804
    Gruh Finance, Ltd.                                      663,109   5,159,945
*   GTL Infrastructure, Ltd.                              5,332,817     614,777
    Gujarat Alkalies & Chemicals, Ltd.                      248,488   1,538,917
*   Gujarat Ambuja Exports, Ltd.                            104,035     192,874
*   Gujarat Fluorochemicals, Ltd.                           209,547   2,538,133
    Gujarat Gas, Ltd.                                       187,043   2,224,276
    Gujarat Industries Power Co., Ltd.                      112,929     225,090

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Gujarat Mineral Development Corp., Ltd.                 817,132 $ 1,809,088
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    459,405   2,137,264
    Gujarat Pipavav Port, Ltd.                            1,120,192   2,583,468
    Gujarat State Fertilizers & Chemicals, Ltd.             886,282   1,900,696
    Gujarat State Petronet, Ltd.                          1,596,744   4,878,041
    Gulf Oil Lubricants India, Ltd.                          68,196     861,111
*   GVK Power & Infrastructure, Ltd.                      6,658,947   1,338,407
*   Hathway Cable & Datacom, Ltd.                         1,911,801     968,921
    Hatsun Agro Products, Ltd.                               18,533     181,180
    Havells India, Ltd.                                   1,886,298  13,903,972
*   HCL Infosystems, Ltd.                                 1,255,299     947,016
    HCL Technologies, Ltd.                                3,287,104  45,679,571
    HDFC Bank, Ltd.                                       2,994,559  83,194,230
*   HEG, Ltd.                                                86,237     667,690
*   HeidelbergCement India, Ltd.                            947,244   1,904,534
    Heritage Foods, Ltd.                                     39,782     773,389
    Hero MotoCorp, Ltd.                                     404,175  23,042,628
    Hexaware Technologies, Ltd.                           1,564,899   6,404,869
    Hikal, Ltd.                                              62,313     214,956
*   Himachal Futuristic Communications, Ltd.              7,740,452   2,195,224
    Himadri Speciality Chemical, Ltd.                       753,608   1,014,385
    Himatsingka Seide, Ltd.                                 276,941   1,526,347
    Hindalco Industries, Ltd.                             7,620,300  26,138,965
    Hinduja Global Solutions, Ltd.                           35,687     292,575
*   Hinduja Ventures, Ltd.                                   10,967      77,420
*   Hindustan Construction Co., Ltd.                      5,956,905   3,804,643
    Hindustan Media Ventures, Ltd.                           18,579      80,022
*   Hindustan Oil Exploration Co., Ltd.                      77,584      91,238
    Hindustan Petroleum Corp., Ltd.                       2,830,700  16,889,499
    Hindustan Unilever, Ltd.                              1,800,188  32,560,587
    Honda SIEL Power Products, Ltd.                           7,464     176,564
    Honeywell Automation India, Ltd.                          7,475   1,440,272
*   Housing Development & Infrastructure, Ltd.            3,824,905   5,169,502
    Housing Development Finance Corp., Ltd.               3,100,726  86,399,767
    HSIL, Ltd.                                              246,193   1,447,018
    HT Media, Ltd.                                          433,223     621,498
    Huhtamaki PPL, Ltd.                                      43,541     171,809
    I G Petrochemicals, Ltd.                                 10,225      74,746
    ICICI Bank, Ltd.                                      1,337,437   6,297,655
    ICICI Bank, Ltd. Sponsored ADR                        3,388,275  31,544,840
    ICRA, Ltd.                                                1,187      73,144
*   IDBI Bank, Ltd.                                       5,955,211   5,535,800
    Idea Cellular, Ltd.                                  13,043,769  18,753,978
    IDFC Bank, Ltd.                                       2,778,367   2,580,198
    IDFC, Ltd.                                            1,943,833   1,777,027
*   IFB Industries, Ltd.                                     24,320     269,763
*   IFCI, Ltd.                                            9,049,456   3,808,121
    Igarashi Motors India, Ltd.                              42,173     663,826
    IIFL Holdings, Ltd.                                   1,078,536  10,010,606
*   IL&FS Transportation Networks, Ltd.                     900,087   1,287,286
    India Cements, Ltd. (The)                             2,429,137   7,753,415
    Indiabulls Housing Finance, Ltd.                      2,264,890  41,546,298
*   Indiabulls Real Estate, Ltd.                          3,394,480  11,984,925

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Indiabulls Ventures, Ltd.                               676,938 $ 2,001,593
    Indian Bank                                             757,987   3,688,996
    Indian Hotels Co., Ltd.                               2,166,185   4,203,761
    Indian Hume Pipe Co., Ltd.                               46,739     402,280
    Indian Metals & Ferro Alloys, Ltd.                       11,916      99,275
    Indian Oil Corp., Ltd.                                3,551,474  20,295,384
*   Indian Overseas Bank                                  2,439,799     950,818
    Indo Count Industries, Ltd.                             826,818   1,913,859
    Indoco Remedies, Ltd.                                   244,298     761,373
    Indraprastha Gas, Ltd.                                  356,078   6,542,088
    IndusInd Bank, Ltd.                                     810,611  20,712,834
    INEOS Styrolution India, Ltd.                            20,790     355,840
    Infosys, Ltd.                                         3,887,107  61,324,248
#   Infosys, Ltd. Sponsored ADR                           3,708,004  58,586,463
    Ingersoll-Rand India, Ltd.                               63,431     848,662
*   Inox Leisure, Ltd.                                      442,942   1,765,812
*   Inox Wind, Ltd.                                          85,345     182,641
*   Intellect Design Arena, Ltd.                            409,415     699,524
    InterGlobe Aviation, Ltd.                               109,510   2,200,004
*   International Paper APPM, Ltd.                           47,057     233,661
    Ipca Laboratories, Ltd.                                 317,370   2,373,867
    IRB Infrastructure Developers, Ltd.                   1,411,704   4,974,613
    ITC, Ltd.                                            12,536,994  55,708,513
    ITD Cementation India, Ltd.                             349,972     899,510
*   ITI, Ltd.                                                42,301      64,649
    J Kumar Infraprojects, Ltd.                             199,521     897,833
*   Jagran Prakashan, Ltd.                                  789,911   2,167,246
    Jai Corp., Ltd.                                         377,942     504,696
    Jain Irrigation Systems, Ltd.                         4,819,362   7,966,864
*   Jaiprakash Associates, Ltd.                          19,005,425   8,687,133
*   Jaiprakash Power Ventures, Ltd.                       5,097,385     591,879
    Jammu & Kashmir Bank, Ltd. (The)                      1,978,727   2,573,384
    Jamna Auto Industries, Ltd.                             280,331   1,123,315
    Jay Bharat Maruti, Ltd.                                  10,423      99,775
    Jayant Agro-Organics, Ltd.                               14,930     243,402
*   Jaypee Infratech, Ltd.                                3,134,506   1,068,206
    JB Chemicals & Pharmaceuticals, Ltd.                    250,213   1,207,795
    JBF Industries, Ltd.                                    285,990     935,755
*   Jet Airways India, Ltd.                                 189,438   1,756,649
    Jindal Poly Films, Ltd.                                 194,636   1,144,235
    Jindal Saw, Ltd.                                      1,503,306   2,419,784
*   Jindal Stainless Hisar, Ltd.                            405,922   1,027,502
*   Jindal Steel & Power, Ltd.                            4,714,810  11,230,707
*   JITF Infralogistics, Ltd.                               119,448      83,721
    JK Cement, Ltd.                                         132,971   2,093,897
    JK Lakshmi Cement, Ltd.                                 381,604   2,737,256
    JK Paper, Ltd.                                          490,195     744,651
    JK Tyre & Industries, Ltd.                            1,097,569   2,761,521
    JM Financial, Ltd.                                    2,209,864   4,144,718
    Johnson Controls-Hitachi Air Conditioning India,
      Ltd.                                                   51,124   1,611,157
    JSW Energy, Ltd.                                      4,253,679   4,640,745
*   JSW Holdings, Ltd.                                       20,395     552,491
    JSW Steel, Ltd.                                       9,223,245  31,774,976

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Jubilant Foodworks, Ltd.                                455,906 $ 9,302,618
    Jubilant Life Sciences, Ltd.                            748,469   8,345,057
*   Just Dial, Ltd.                                         470,200   2,769,391
    Jyothy Laboratories, Ltd.                               292,399   1,682,575
    Kajaria Ceramics, Ltd.                                  661,211   7,005,935
*   Kalpataru Power Transmission, Ltd.                      445,316   2,401,721
    Kalyani Steels, Ltd.                                    162,502   1,120,401
    Kansai Nerolac Paints, Ltd.                             539,357   3,816,421
    Karnataka Bank, Ltd. (The)                            2,210,909   5,305,135
    Karur Vysya Bank, Ltd. (The)                          1,305,305   2,857,173
*   Kaveri Seed Co., Ltd.                                   306,614   3,307,284
*   KAYA, Ltd.                                                6,843      96,359
*   KCP, Ltd.                                               295,038     476,380
    KEC International, Ltd.                               1,129,731   5,380,190
    KEI Industries, Ltd.                                    228,673     826,592
*   Kesoram Industries, Ltd.                                338,715     744,299
    Kewal Kiran Clothing, Ltd.                                   41       1,095
    Kirloskar Brothers, Ltd.                                 48,197     184,961
    Kirloskar Oil Engines, Ltd.                             124,906     776,887
    Kitex Garments, Ltd.                                    175,664     716,529
*   KNR Constructions, Ltd.                                 104,587     343,862
    Kolte-Patil Developers, Ltd.                            188,465     495,463
    Kotak Mahindra Bank, Ltd.                             1,765,211  28,155,968
    KPIT Technologies, Ltd.                               1,698,206   3,377,828
    KPR Mill, Ltd.                                           51,536     636,147
*   KRBL, Ltd.                                              558,589   3,998,077
    KSB Pumps, Ltd.                                          20,312     236,026
    Kwality, Ltd.                                           691,355   1,568,831
    L&T Finance Holdings, Ltd.                            3,613,160   9,847,289
    LA Opala RG, Ltd.                                        38,095     304,424
    Lakshmi Machine Works, Ltd.                              27,992   2,581,732
    Lakshmi Vilas Bank, Ltd. (The)                          847,839   2,364,981
*   Lanco Infratech, Ltd.                                 4,068,139      79,305
    Larsen & Toubro, Ltd.                                 1,402,015  26,075,381
    LEEL Electricals Ltd.                                     9,082      28,094
    LG Balakrishnan & Bros, Ltd.                              7,776      91,044
    LIC Housing Finance, Ltd.                             2,115,868  22,718,268
    Linde India, Ltd.                                        24,802     168,680
    LT Foods, Ltd.                                          450,087     494,608
    Lumax Industries, Ltd.                                      582      12,651
    Lupin, Ltd.                                             922,503  14,826,235
    Magma Fincorp, Ltd.                                     285,986     749,573
*   Mahanagar Telephone Nigam, Ltd.                         919,519     297,271
    Maharashtra Seamless, Ltd.                              203,549   1,274,643
    Mahindra & Mahindra Financial Services, Ltd.          1,252,233   7,818,777
    Mahindra & Mahindra, Ltd.                             1,418,121  31,072,408
*   Mahindra CIE Automotive, Ltd.                           360,264   1,404,656
    Mahindra Holidays & Resorts India, Ltd.                 311,090   1,986,801
    Mahindra Lifespace Developers, Ltd.                     110,541     725,343
*   Majesco, Ltd.                                             3,384      19,667
    Man Infraconstruction, Ltd.                             616,492     623,634
    Manappuram Finance, Ltd.                              4,266,784   7,094,955
*   Mangalore Refinery & Petrochemicals, Ltd.             1,583,644   3,054,330

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Marico, Ltd.                                          2,459,029 $12,768,633
    Marksans Pharma, Ltd.                                 1,639,766   1,084,238
    Maruti Suzuki India, Ltd.                               388,446  46,888,243
    Max Financial Services, Ltd.                            506,028   4,803,623
*   MAX India, Ltd.                                         801,502   1,867,568
*   Max Ventures & Industries, Ltd.                          45,352      58,646
    Mayur Uniquoters, Ltd.                                   55,469     312,338
    McLeod Russel India, Ltd.                               432,518   1,181,990
    Meghmani Organics, Ltd.                                 731,657     592,714
    Mercator, Ltd.                                          919,964     584,992
    Merck, Ltd.                                              42,846     820,689
    Minda Corp., Ltd.                                       197,860     324,736
    Minda Industries, Ltd.                                  133,576   1,649,840
    MindTree, Ltd.                                        1,041,206   7,731,075
    Mirza International, Ltd.                               234,492     566,641
    MOIL, Ltd.                                              249,108   1,370,914
    Monsanto India, Ltd.                                     50,185   2,139,578
*   Motherson Sumi Systems, Ltd.                          2,976,437  15,086,379
    Motilal Oswal Financial Services, Ltd.                   95,569   1,589,312
    Mphasis, Ltd.                                           539,714   5,064,736
*   MPS, Ltd.                                                19,222     173,617
    MRF, Ltd.                                                 9,945  10,708,391
    Muthoot Finance, Ltd.                                   497,166   3,675,471
*   Nagarjuna Fertilizers & Chemicals, Ltd.                 289,078      62,503
    Natco Pharma, Ltd.                                      383,003   5,836,190
    National Aluminium Co., Ltd.                          4,213,814   4,596,273
    Nava Bharat Ventures, Ltd.                              376,917     807,886
    Navin Fluorine International, Ltd.                       98,835   1,071,521
*   Navkar Corp., Ltd.                                       43,057     136,149
    Navneet Education, Ltd.                                 620,237   1,587,275
    NBCC India, Ltd.                                         52,356     170,634
    NCC, Ltd.                                             5,250,851   7,296,595
    Nectar Lifesciences, Ltd.                                53,149      25,615
*   NESCO, Ltd.                                              37,517   1,436,374
    Nestle India, Ltd.                                       78,607   8,289,225
*   Network 18 Media & Investments, Ltd.                    204,652     177,145
    Neuland Laboratories, Ltd.                               16,083     361,867
    NHPC, Ltd.                                            8,898,269   4,215,224
    NIIT Technologies, Ltd.                                 548,859   4,384,067
*   NIIT, Ltd.                                              899,957   1,371,064
    Nilkamal, Ltd.                                           93,419   2,724,834
    NOCIL, Ltd.                                             747,092   1,680,584
    NRB Bearings, Ltd.                                       21,254      41,032
    NTPC, Ltd.                                            4,529,893  11,585,728
    Nucleus Software Exports, Ltd.                           25,097     111,431
*   Oberoi Realty, Ltd.                                     434,071   2,596,602
*   OCL India, Ltd.                                          60,850   1,167,712
    Oil & Natural Gas Corp., Ltd.                         4,178,136  11,007,671
    Oil India, Ltd.                                         906,234   4,110,420
    Omaxe, Ltd.                                             709,511   2,261,697
    OnMobile Global, Ltd.                                   192,346     193,494
    Oracle Financial Services Software, Ltd.                 87,406   4,961,038
    Orient Cement, Ltd.                                     302,839     736,089

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Orient Paper & Industries, Ltd.                         151,649 $   236,679
    Orient Refractories, Ltd.                               104,135     241,849
    Oriental Bank of Commerce                             1,043,995   2,400,240
    Orissa Minerals Development Co., Ltd.                     6,450     199,571
    Page Industries, Ltd.                                    27,888   7,135,226
*   Parsvnath Developers, Ltd.                               99,248      36,185
*   Patel Engineering, Ltd.                                 183,033     235,132
    PC Jeweller, Ltd.                                       965,758   3,852,155
    Persistent Systems, Ltd.                                235,574   2,377,077
    Petronet LNG, Ltd.                                    2,841,884   8,982,806
    Pfizer, Ltd.                                             66,506   1,859,441
    Phillips Carbon Black, Ltd.                              79,960     727,106
    Phoenix Mills, Ltd. (The)                               265,943   2,027,034
    PI Industries, Ltd.                                     421,908   5,022,802
    Pidilite Industries, Ltd.                               720,470   8,907,457
    Piramal Enterprises, Ltd.                               375,966  17,308,735
*   Polaris Consulting & Services, Ltd.                     148,579     535,047
    Poly Medicure, Ltd.                                      33,574     115,899
    Polyplex Corp., Ltd.                                     33,760     243,133
    Power Finance Corp., Ltd.                             6,084,590  11,803,149
    Power Grid Corp. of India, Ltd.                       4,777,978  16,600,658
    Prabhat Dairy, Ltd.                                     171,910     353,737
*   Praj Industries, Ltd.                                   880,530   1,059,162
*   Prakash Industries, Ltd.                                419,517     931,611
*   Prestige Estates Projects, Ltd.                         653,196   2,738,017
    Pricol, Ltd.                                             27,181      37,983
*   Prism Cement, Ltd.                                      374,755     704,050
    Procter & Gamble Hygiene & Health Care, Ltd.             24,177   3,033,559
    PTC India Financial Services, Ltd.                    2,419,812   1,515,630
    PTC India, Ltd.                                       2,942,378   5,540,316
*   Punjab & Sind Bank                                      142,955     121,718
*   Punjab National Bank                                  2,478,901   6,280,969
    Puravankara, Ltd.                                        63,975      75,769
    PVR, Ltd.                                               216,237   4,524,676
    Radico Khaitan, Ltd.                                    580,501   1,274,307
    Rain Industries, Ltd.                                 1,126,011   2,276,392
    Rajesh Exports, Ltd.                                    621,568   6,897,399
    Rallis India, Ltd.                                      682,320   2,565,941
    Ramco Cements, Ltd. (The)                               585,482   6,207,904
    Ramco Industries, Ltd.                                   96,419     347,935
*   Ramco Systems, Ltd.                                       9,281      62,387
    Ramkrishna Forgings, Ltd.                                47,435     391,301
    Rane Holdings, Ltd.                                       1,877      49,823
    Rashtriya Chemicals & Fertilizers, Ltd.                 857,864   1,164,125
*   Ratnamani Metals & Tubes, Ltd.                           24,962     318,991
*   RattanIndia Power, Ltd.                               1,784,376     184,945
    Raymond, Ltd.                                           335,703   4,135,915
    Redington India, Ltd.                                 1,109,908   2,588,867
    Relaxo Footwears, Ltd.                                   67,885     503,858
    Reliance Capital, Ltd.                                1,305,326  14,679,311
*   Reliance Communications, Ltd.                         9,014,608   3,686,135
*   Reliance Defence and Engineering, Ltd.                1,298,270   1,257,382
    Reliance Industries, Ltd.                             3,320,225  83,592,582

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Reliance Infrastructure, Ltd.                           913,689 $ 7,519,450
*   Reliance Power, Ltd.                                  7,065,927   4,972,247
*   Religare Enterprises, Ltd.                                4,435       6,925
    Repco Home Finance, Ltd.                                140,345   1,630,000
*   Rolta India, Ltd.                                     1,224,860   1,110,167
    RSWM, Ltd.                                                5,418      33,474
*   Ruchi Soya Industries, Ltd.                             695,742     254,274
    Rural Electrification Corp., Ltd.                     6,165,194  16,797,020
    Sadbhav Engineering, Ltd.                               223,551   1,021,299
*   Sagar Cements, Ltd.                                         826      10,814
    Sangam India, Ltd.                                       24,537     101,121
    Sanghvi Movers, Ltd.                                     67,185     244,240
    Sanofi India, Ltd.                                       35,407   2,372,295
    Schaeffler India, Ltd.                                   25,687   1,813,789
*   Sequent Scientific, Ltd.                                 33,861      65,138
*   SH Kelkar & Co., Ltd.                                    43,488     179,644
    Sharda Cropchem, Ltd.                                    69,589     513,882
    Sharda Motor Industries, Ltd.                             2,638     108,937
    Shemaroo Entertainment, Ltd.                             14,915      84,220
    Shilpa Medicare, Ltd.                                    26,113     269,024
    Shilpi Cable Technologies, Ltd.                         234,111     121,634
*   Shipping Corp. of India, Ltd.                         1,552,889   2,000,798
    Shoppers Stop, Ltd.                                      74,319     407,930
    Shree Cement, Ltd.                                       33,925   9,917,660
    Shriram City Union Finance, Ltd.                         18,626     663,898
    Shriram Transport Finance Co., Ltd.                     659,581  10,526,947
*   Shyam Century Ferrous, Ltd.                              66,287       9,372
*   Sical Logistics, Ltd.                                    35,029     141,086
    Siemens, Ltd.                                           208,655   4,710,870
    Simplex Infrastructures, Ltd.                            35,483     266,214
    Sintex Industries, Ltd.                               4,221,394   2,451,340
*   Sintex Plastics Technology, Ltd.                      4,221,394   5,622,932
*   SITI Networks, Ltd.                                     834,045     335,394
*   Siyaram Silk Mills, Ltd.                                  3,758     122,225
    SJVN, Ltd.                                            2,739,547   1,422,310
    SKF India, Ltd.                                          88,964   2,167,328
    Skipper, Ltd.                                            98,589     353,548
    SML ISUZU, Ltd.                                          60,112   1,050,737
    Sobha, Ltd.                                             418,089   2,606,152
    Solar Industries India, Ltd.                             83,708   1,164,900
    Somany Ceramics, Ltd.                                    32,930     410,568
    Sonata Software, Ltd.                                   720,171   1,874,217
    South Indian Bank, Ltd. (The)                         9,055,067   4,271,005
    SREI Infrastructure Finance, Ltd.                     1,729,503   3,153,252
    SRF, Ltd.                                               263,273   6,230,596
    Srikalahasthi Pipes, Ltd.                                11,574      67,773
*   Star Cement, Ltd.                                       122,282     242,080
    State Bank of India                                   3,745,601  18,256,852
    State Bank of India GDR                                  14,651     707,509
*   Steel Authority of India, Ltd.                        3,393,051   3,346,206
    Sterlite Technologies, Ltd.                           1,648,718   5,426,775
    Strides Shasun, Ltd.                                    382,943   6,304,334
    Subros, Ltd.                                             51,559     190,973

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Sudarshan Chemical Industries, Ltd.                     177,462 $ 1,147,074
    Sun Pharmaceutical Industries, Ltd.                   3,933,928  32,518,540
    Sun TV Network, Ltd.                                  1,259,486  15,356,967
    Sundaram Finance, Ltd.                                   90,316   2,368,317
    Sundaram-Clayton, Ltd.                                    2,216     155,729
    Sundram Fasteners, Ltd.                                 657,253   4,231,434
    Sunteck Realty, Ltd.                                    274,130     980,059
    Suprajit Engineering, Ltd.                               94,258     432,191
    Supreme Industries, Ltd.                                343,834   5,965,957
    Supreme Petrochem, Ltd.                                 158,674     862,415
    Surya Roshni, Ltd.                                       90,591     397,259
    Suven Life Sciences, Ltd.                               150,357     389,206
*   Suzlon Energy, Ltd.                                  18,852,739   5,567,742
    Swaraj Engines, Ltd.                                      9,458     309,552
    Symphony, Ltd.                                           67,604   1,517,129
*   Syndicate Bank                                        2,231,792   2,560,632
    Syngene International, Ltd.                              78,574     580,339
    TAKE Solutions, Ltd.                                    465,802   1,078,562
    Tamil Nadu Newsprint & Papers, Ltd.                     240,759   1,393,080
    Tata Chemicals, Ltd.                                    720,776   6,950,236
    Tata Communications, Ltd.                               522,204   5,466,316
    Tata Consultancy Services, Ltd.                       1,682,102  65,406,030
    Tata Elxsi, Ltd.                                        129,187   3,520,242
    Tata Global Beverages, Ltd.                           3,415,341   9,057,365
    Tata Metaliks, Ltd.                                     106,953   1,118,810
*   Tata Motors, Ltd.                                     5,700,160  39,486,453
    Tata Motors, Ltd. Sponsored ADR                         247,865   8,536,471
    Tata Power Co., Ltd. (The)                            7,686,521   9,825,853
    Tata Sponge Iron, Ltd.                                   40,502     525,314
    Tata Steel, Ltd.                                      3,146,020  27,831,752
*   Tata Teleservices Maharashtra, Ltd.                   3,418,263     412,937
    TCI Express, Ltd.                                       132,361   1,127,011
    TD Power Systems, Ltd.                                   10,538      37,501
    Tech Mahindra, Ltd.                                   3,141,476  18,848,390
    Techno Electric & Engineering Co., Ltd.                 173,095     983,652
    Texmaco Rail & Engineering, Ltd.                        574,744     837,803
    Thermax, Ltd.                                           190,261   2,573,303
    Thomas Cook India, Ltd.                                 155,224     544,804
    Tide Water Oil Co India, Ltd.                             4,347     399,146
    Time Technoplast, Ltd.                                  750,462   1,914,715
    Timken India, Ltd.                                      157,436   1,765,544
    Titagarh Wagons, Ltd.                                   612,834   1,167,069
    Titan Co., Ltd.                                       1,085,804   9,204,195
    Torrent Pharmaceuticals, Ltd.                           361,700   7,411,628
    Torrent Power, Ltd.                                     958,879   2,711,011
    Transport Corp. of India, Ltd.                          324,119   1,591,248
    Trent, Ltd.                                             335,830   1,407,410
    Trident, Ltd.                                           612,839     790,172
*   Triveni Engineering & Industries, Ltd.                  928,202   1,168,721
    Triveni Turbine, Ltd.                                   614,539   1,362,489
    TTK Prestige, Ltd.                                       26,811   2,663,104
    Tube Investments of India, Ltd.                         406,181   4,943,646
    TV Today Network, Ltd.                                   12,252      46,221

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
*   TV18 Broadcast, Ltd.                               6,858,239 $    4,274,172
    TVS Motor Co., Ltd.                                1,832,355     16,618,609
*   TVS Srichakra, Ltd.                                   14,569        819,441
*   UCO Bank                                           3,099,626      1,605,138
    Uflex, Ltd.                                          363,935      2,520,365
    UFO Moviez India, Ltd.                                54,133        316,758
    Ultratech Cement, Ltd.                               191,072     12,103,279
    Unichem Laboratories, Ltd.                           267,192      1,100,721
*   Union Bank of India                                2,046,561      5,051,509
*   Unitech, Ltd.                                     24,298,289      3,315,104
*   United Bank of India                                  69,494         21,109
    United Breweries, Ltd.                               394,147      5,007,697
*   United Spirits, Ltd.                                 226,730      8,955,192
    UPL, Ltd.                                          2,735,412     37,289,392
    V-Guard Industries, Ltd.                           1,379,926      3,871,903
    V-Mart Retail, Ltd.                                   28,829        530,547
    VA Tech Wabag, Ltd.                                  242,293      2,300,493
*   Vaibhav Global, Ltd.                                   5,508         46,022
    Vakrangee, Ltd.                                    1,391,630      9,557,579
*   Vardhman Textiles, Ltd.                              120,724      2,301,504
    Vedanta, Ltd.                                      9,980,322     43,476,862
    Vedanta, Ltd. ADR                                    402,259      7,079,758
    Venky's India, Ltd.                                   24,576        809,340
*   Videocon Industries, Ltd.                            831,296        321,215
    Vijaya Bank                                        2,268,765      2,476,874
    Vinati Organics, Ltd.                                 99,821      1,609,582
    VIP Industries, Ltd.                                 840,641      2,253,353
    Voltas, Ltd.                                         792,538      6,235,058
    VRL Logistics, Ltd.                                  259,934      1,318,009
    VST Industries, Ltd.                                  19,257        924,821
*   VST Tillers Tractors, Ltd.                             3,591        122,997
    WABCO India, Ltd.                                     26,228      2,238,917
    Welspun Corp., Ltd.                                  959,168      1,939,861
*   Welspun Enterprises, Ltd.                            437,688        927,656
    Welspun India, Ltd.                                3,257,643      4,177,736
    West Coast Paper Mills, Ltd.                         129,634        406,566
*   Whirlpool of India, Ltd.                             122,232      2,234,119
    Wipro, Ltd.                                        5,034,092     22,656,275
    Wockhardt, Ltd.                                      257,262      2,436,784
    Wonderla Holidays, Ltd.                               45,284        248,923
    Yes Bank, Ltd.                                     1,654,103     46,714,826
    Zee Entertainment Enterprises, Ltd.                2,866,972     24,134,660
    Zee Learn, Ltd.                                      124,473         83,979
    Zee Media Corp., Ltd.                                523,351        315,648
    Zensar Technologies, Ltd.                            127,505      1,592,789
    Zuari Agro Chemicals, Ltd.                            17,382        102,618
    Zydus Wellness, Ltd.                                  60,369        841,924
                                                                 --------------
TOTAL INDIA                                                       3,273,943,906
                                                                 --------------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                     74,406,800      6,201,966
    Acset Indonusa Tbk PT                                124,300         29,375
    Adaro Energy Tbk PT                              150,944,300     20,215,757

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Adhi Karya Persero Tbk PT                            24,752,779 $ 4,121,593
    Agung Podomoro Land Tbk PT                           75,874,000   1,275,464
    AKR Corporindo Tbk PT                                 8,273,000   4,284,199
    Alam Sutera Realty Tbk PT                           152,457,200   3,684,999
*   Aneka Tambang Persero Tbk PT                        111,517,619   5,774,253
    Arwana Citramulia Tbk PT                             18,995,100     630,018
    Asahimas Flat Glass Tbk PT                              476,500     228,118
    Astra Agro Lestari Tbk PT                             4,275,322   4,724,356
    Astra Graphia Tbk PT                                  2,554,000     322,139
    Astra International Tbk PT                           73,930,100  44,235,814
*   Asuransi Kresna Mitra Tbk PT                            761,900      39,753
*   Bakrie and Brothers Tbk PT                          133,554,750     501,181
*   Bakrie Telecom Tbk PT                                55,922,739      29,380
*   Bank Artha Graha Internasional Tbk PT                18,584,000     129,579
    Bank Bukopin Tbk                                     40,530,700   1,808,858
    Bank Central Asia Tbk PT                             38,638,900  54,250,818
    Bank Danamon Indonesia Tbk PT                        11,289,454   4,827,579
    Bank Mandiri Persero Tbk PT                          26,608,418  27,235,788
    Bank Maybank Indonesia Tbk PT                         3,700,300      87,160
    Bank Negara Indonesia Persero Tbk PT                 31,660,830  17,689,356
*   Bank Pan Indonesia Tbk PT                            37,105,400   3,020,651
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 38,630,800   6,000,925
    Bank Pembangunan Daerah Jawa Timur Tbk PT            42,047,700   1,987,235
*   Bank Permata Tbk PT                                  35,849,419   1,897,192
    Bank Rakyat Indonesia Persero Tbk PT                 59,776,100  66,230,177
    Bank Tabungan Negara Persero Tbk PT                  57,527,635  11,224,546
    Bank Tabungan Pensiunan Nasional Tbk PT               2,253,500     426,282
*   Barito Pacific Tbk PT                                44,525,700   5,564,659
*   Bayan Resources Tbk PT                                  949,000     462,085
    Bekasi Fajar Industrial Estate Tbk PT                61,419,500   1,428,815
*   Benakat Integra Tbk PT                               23,591,300     189,482
*   Berau Coal Energy Tbk PT                             25,135,500      29,005
    BISI International Tbk PT                            12,624,712   1,450,134
    Blue Bird Tbk PT                                        389,300     139,690
*   Bumi Resources Tbk PT                                73,157,800   1,877,292
    Bumi Serpong Damai Tbk PT                            57,289,000   7,694,889
*   Bumi Teknokultura Unggul Tbk PT                       2,682,100     217,441
    Catur Sentosa Adiprana Tbk PT                           864,200      29,960
    Charoen Pokphand Indonesia Tbk PT                    31,411,260   6,290,734
    Ciputra Development Tbk PT                          113,941,215   8,851,281
*   Citra Marga Nusaphala Persada Tbk PT                 13,387,781   1,350,633
*   Clipan Finance Indonesia Tbk PT                       2,919,000      67,866
*   Delta Dunia Makmur Tbk PT                            59,852,500   3,571,898
    Dharma Satya Nusantara Tbk PT                         3,624,400     127,963
*   Eagle High Plantations Tbk PT                       114,600,400   1,874,596
    Elnusa Tbk PT                                        60,062,700   1,208,413
*   Energi Mega Persada Tbk PT                            7,629,312      28,633
    Erajaya Swasembada Tbk PT                            15,295,700     734,374
*   Eureka Prima Jakarta Tbk PT                           4,897,300      42,990
    Fajar Surya Wisesa Tbk PT                             1,026,000     352,670
    Gajah Tunggal Tbk PT                                 23,536,700   1,694,653
*   Garuda Indonesia Persero Tbk PT                      44,798,253   1,163,983
    Global Mediacom Tbk PT                               73,872,900   2,881,300

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Gudang Garam Tbk PT                                   1,910,200 $10,913,955
*   Hanson International Tbk PT                         441,529,700   4,308,111
*   Harum Energy Tbk PT                                   9,680,900   1,599,211
    Hexindo Adiperkasa Tbk PT                               615,356     191,716
    Holcim Indonesia Tbk PT                              12,895,500     755,270
    Indah Kiat Pulp & Paper Corp. Tbk PT                 15,992,900   3,325,497
*   Indika Energy Tbk PT                                  6,590,700     408,068
    Indo Tambangraya Megah Tbk PT                         3,880,200   5,824,412
    Indocement Tunggal Prakarsa Tbk PT                    6,424,700   8,433,330
    Indofood CBP Sukses Makmur Tbk PT                     8,046,300   5,041,058
    Indofood Sukses Makmur Tbk PT                        37,714,400  23,703,723
    Indosat Tbk PT                                        6,156,900   3,003,786
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT          2,062,400      77,384
*   Inovisi Infracom Tbk PT                               2,876,678       4,736
    Intiland Development Tbk PT                          91,952,500   2,774,424
    Japfa Comfeed Indonesia Tbk PT                       46,513,200   4,065,400
    Jasa Marga Persero Tbk PT                            14,394,493   6,319,812
    Jaya Real Property Tbk PT                             1,762,500     109,154
    Kalbe Farma Tbk PT                                   81,288,400  10,579,230
    Kawasan Industri Jababeka Tbk PT                    156,386,645   3,731,871
    KMI Wire & Cable Tbk PT                              20,520,200     745,584
*   Krakatau Steel Persero Tbk PT                        24,608,037   1,098,729
*   Kresna Graha Investama Tbk PT                        24,297,000     765,876
    Link Net Tbk PT                                       2,067,200     783,699
*   Lippo Cikarang Tbk PT                                 5,213,600   1,718,098
    Lippo Karawaci Tbk PT                               167,256,862   8,974,184
    Malindo Feedmill Tbk PT                               7,756,000     558,674
    Matahari Department Store Tbk PT                     12,433,600  11,820,685
*   Matahari Putra Prima Tbk PT                          14,134,572     678,971
    Mayora Indah Tbk PT                                  44,601,625   6,211,336
*   Medco Energi Internasional Tbk PT                    13,663,200   2,727,958
    Media Nusantara Citra Tbk PT                         40,335,393   5,445,725
*   Mega Manunggal Property Tbk PT                        2,062,900      91,355
    Metropolitan Kentjana Tbk PT                              6,200      11,168
    Mitra Adiperkasa Tbk PT                               8,575,300   4,054,311
    Mitra Keluarga Karyasehat Tbk PT                      4,137,100     695,437
*   MNC Investama Tbk PT                                178,458,000   1,459,776
*   MNC Land Tbk PT                                          26,900       2,499
*   MNC Sky Vision Tbk PT                                 2,282,800     169,550
    Modernland Realty Tbk PT                             42,513,200     886,988
    Multipolar Tbk PT                                    79,543,000   1,242,194
*   Multistrada Arah Sarana Tbk PT                        3,155,000      48,635
    Nippon Indosari Corpindo Tbk PT                      14,129,500   1,325,680
*   Nirvana Development Tbk PT                           14,389,100      79,956
*   Nusantara Infrastructure Tbk PT                     116,362,600   1,178,791
    Pabrik Kertas Tjiwi Kimia Tbk PT                      2,362,000     209,181
    Pakuwon Jati Tbk PT                                 192,799,900  10,270,006
    Pan Brothers Tbk PT                                  49,653,800   1,881,916
*   Panin Financial Tbk PT                              188,244,900   3,530,595
*   Paninvest Tbk PT                                      5,396,500     335,969
    Pembangunan Perumahan Persero Tbk PT                 31,083,390   7,072,437
    Perusahaan Gas Negara Persero Tbk                    56,060,300   9,465,894
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT                                                 45,332,800   4,794,596

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    PP Properti Tbk PT                                   2,546,700 $     39,757
    Ramayana Lestari Sentosa Tbk PT                     32,164,000    2,281,337
    Resource Alam Indonesia Tbk PT                       2,034,000       53,730
    Salim Ivomas Pratama Tbk PT                         34,440,400    1,318,462
    Samindo Resources Tbk PT                               348,500       17,688
    Sampoerna Agro PT                                    5,442,659      820,816
    Sawit Sumbermas Sarana Tbk PT                       25,602,500    2,814,834
*   Sekawan Intipratama Tbk PT                           2,876,400        6,692
    Selamat Sempurna Tbk PT                             14,097,500    1,190,603
    Semen Baturaja Persero Tbk PT                       13,870,500    3,435,419
    Semen Indonesia Persero Tbk PT                      17,758,400   13,254,712
*   Sentul City Tbk PT                                 279,727,400    1,931,326
*   Siloam International Hospitals Tbk PT                1,330,500      963,641
    Sinar Mas Multiartha Tbk PT                            278,500      200,081
    Sri Rejeki Isman Tbk PT                            153,300,900    3,886,322
    Steel Pipe Industry of Indonesia PT                  1,402,300       22,935
*   Sugih Energy Tbk PT                                 97,767,600      366,885
    Sumber Alfaria Trijaya Tbk PT                          289,300       14,770
    Summarecon Agung Tbk PT                             67,811,764    4,985,696
    Surya Citra Media Tbk PT                            32,670,100    5,786,253
    Surya Semesta Internusa Tbk PT                      44,935,200    2,311,071
    Tambang Batubara Bukit Asam Persero Tbk PT           7,442,500    7,315,937
    Telekomunikasi Indonesia Persero Tbk PT             55,064,300   19,353,381
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  867,405   30,385,197
    Tempo Scan Pacific Tbk PT                              782,200      113,576
*   Tiga Pilar Sejahtera Food Tbk                       20,326,239    1,990,822
    Timah Persero Tbk PT                                40,394,467    2,440,209
    Tiphone Mobile Indonesia Tbk PT                     20,448,600    1,926,256
    Total Bangun Persada Tbk PT                         12,914,800      688,271
    Tower Bersama Infrastructure Tbk PT                 11,728,700    5,933,733
*   Trada Maritime Tbk PT                               15,736,500      121,686
    Trias Sentosa Tbk PT                                 3,690,500       97,699
*   Truba Alam Manunggal Engineering PT                 15,388,500       12,704
    Tunas Baru Lampung Tbk PT                           19,270,400    2,148,260
    Tunas Ridean Tbk PT                                  8,038,500      663,438
    Ultrajaya Milk Industry & Trading Co. Tbk PT         2,569,000      963,435
    Unilever Indonesia Tbk PT                            3,597,800   13,212,798
    United Tractors Tbk PT                              12,138,346   27,407,252
*   Vale Indonesia Tbk PT                               27,848,450    5,052,132
*   Visi Media Asia Tbk PT                              57,137,900    1,345,991
    Waskita Karya Persero Tbk PT                        26,297,051    4,715,869
    Wijaya Karya Beton Tbk PT                           10,323,400      469,048
    Wijaya Karya Persero Tbk PT                         30,797,222    4,805,612
*   XL Axiata Tbk PT                                    27,143,900    6,845,746
                                                                   ------------
TOTAL INDONESIA                                                     711,658,633
                                                                   ------------
MALAYSIA -- (3.0%)
#   7-Eleven Malaysia Holdings Bhd Class B               1,861,200      595,308
#   Aeon Co. M Bhd                                       4,732,200    2,421,059
    Aeon Credit Service M Bhd                              599,640    1,904,172
    Affin Holdings Bhd                                   4,025,100    2,416,079
    Ahmad Zaki Resources Bhd                               150,400       38,662
    AirAsia Bhd                                         16,760,400   12,636,739

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
#*  AirAsia X Bhd                                        27,228,900 $ 2,477,064
    Ajinomoto Malaysia Bhd                                   31,800     192,377
*   Alam Maritim Resources Bhd                            2,388,000      75,289
    Alliance Financial Group Bhd                          7,651,100   7,024,902
    Allianz Malaysia Bhd                                      5,600      18,959
    AMMB Holdings Bhd                                    12,120,950  14,007,674
    Amway Malaysia Holdings Bhd                             109,600     188,112
    Ann Joo Resources Bhd                                 1,533,050   1,084,539
    APM Automotive Holdings Bhd                             189,700     169,691
    Astro Malaysia Holdings Bhd                           9,167,100   5,522,611
#   Axiata Group Bhd                                     12,900,504  13,950,129
*   Barakah Offshore Petroleum Bhd                          693,400      93,954
    Batu Kawan Bhd                                          378,450   1,679,254
    Benalec Holdings Bhd                                  5,318,700     521,568
*   Berjaya Assets BHD                                      457,900     131,445
#*  Berjaya Corp. Bhd                                    35,705,163   2,752,054
    Berjaya Food Bhd                                         71,600      23,410
*   Berjaya Land Bhd                                      2,769,200     278,012
    Berjaya Sports Toto Bhd                               5,916,098   3,288,147
#   Bermaz Auto Bhd                                       4,471,300   2,046,229
    BIMB Holdings Bhd                                     3,919,599   3,990,449
    Bonia Corp. Bhd                                       4,050,400     544,170
#*  Borneo Oil Bhd                                        7,779,600     182,175
    Boustead Holdings Bhd                                 4,776,231   2,999,508
    Boustead Plantations Bhd                              1,482,100     574,438
    British American Tobacco Malaysia Bhd                   616,900   6,336,996
#*  Bumi Armada Bhd                                      25,749,450   4,210,118
    Bursa Malaysia Bhd                                    4,021,700   9,732,575
#   Cahya Mata Sarawak Bhd                                5,368,000   5,010,491
    Can-One Bhd                                             637,500     510,550
#   Carlsberg Brewery Malaysia Bhd Class B                1,239,200   4,340,740
    Carotech Bhd                                             44,425          42
#   CB Industrial Product Holding Bhd                     3,066,720   1,453,889
    Century Logistics Holdings Bhd Class B                  174,800      50,603
    CIMB Group Holdings Bhd                              11,280,407  17,253,877
    Coastal Contracts Bhd                                 1,927,077     593,898
#   CSC Steel Holdings Bhd                                1,087,100     431,619
    Cypark Resources Bhd                                  1,665,000     979,536
    D&O Green Technologies Bhd                            5,896,400     859,650
    Daibochi Plastic & Packaging Industry Bhd                90,432      46,428
#   Datasonic Group Bhd                                   5,385,900   1,471,916
*   Daya Materials Bhd                                    9,804,900     171,468
#*  Dayang Enterprise Holdings Bhd                        3,810,012     907,543
#*  Destinii Bhd                                          1,920,300     293,741
    Dialog Group Bhd                                     14,344,284   6,466,403
#   DiGi.Com Bhd                                         12,966,620  14,535,177
    DKSH Holdings Malaysia Bhd                              112,700     131,590
#   DRB-Hicom Bhd                                        12,107,000   4,777,912
    Dutch Lady Milk Industries Bhd                           74,500   1,025,898
    Eastern & Oriental Bhd                                7,959,121   3,068,228
*   Eco World Development Group Bhd                       4,692,300   1,720,377
#   Econpile Holldings Bhd                                1,283,500     814,957
#   Ekovest Bhd                                          10,504,550   2,798,960

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
#   Evergreen Fibreboard Bhd                              5,351,450 $ 1,087,001
#   Felda Global Ventures Holdings Bhd                   14,103,400   5,370,554
    Fraser & Neave Holdings Bhd                              41,900     243,609
*   Gabungan AQRS Bhd                                       143,100      51,133
#   Gadang Holdings Bhd                                   7,126,500   2,114,173
    Gamuda Bhd                                            7,944,400   9,832,798
    Gas Malaysia Bhd                                        431,600     293,261
#   GD Express Carrier Bhd                                1,662,264     262,088
    Genting Bhd                                          11,474,900  26,050,403
    Genting Malaysia Bhd                                 10,302,900  14,424,224
#   Genting Plantations Bhd                                 997,100   2,495,720
#   George Kent Malaysia BHD                              1,676,125   1,682,610
#   Globetronics Technology Bhd                           2,130,320   3,063,063
    Glomac Bhd                                            3,530,400     540,011
    Goldis Bhd                                              478,372     312,777
    GuocoLand Malaysia Bhd                                  910,900     250,997
#   Hai-O Enterprise Bhd                                  1,537,800   1,536,705
#   HAP Seng Consolidated Bhd                             6,360,640  13,501,463
    Hap Seng Plantations Holdings Bhd                     1,441,000     874,756
    Hartalega Holdings Bhd                                4,056,300   6,700,037
    Heineken Malaysia Bhd                                   788,100   3,308,997
#*  Hengyuan Refining Co. Bhd                               528,500     969,848
#   HeveaBoard Bhd                                        4,186,600   1,632,393
    Hiap Teck Venture Bhd                                   444,600      40,478
*   Hibiscus Petroleum Bhd                               10,401,200     984,607
    Hock Seng LEE BHD                                     1,486,112     531,425
    Hong Leong Bank Bhd                                   2,268,465   8,316,019
    Hong Leong Financial Group Bhd                        1,465,898   5,862,048
    Hong Leong Industries Bhd                               502,800   1,231,109
    Hovid Bhd                                             2,361,900     184,781
    Hua Yang Bhd                                          1,801,644     345,012
#   Hume Industries Bhd                                     436,836     230,502
    Hup Seng Industries Bhd                               1,172,100     331,159
    I-Bhd                                                 1,185,700     161,974
    IFCA MSC Bhd                                            707,900      63,530
    IHH Healthcare Bhd                                    4,086,200   5,633,338
    IJM Corp. Bhd                                        21,647,826  17,542,070
    IJM Plantations Bhd                                   1,227,800     868,986
    Inari Amertron Bhd                                   15,859,588   9,481,485
    Inch Kenneth Kajang Rubber P.L.C.                       113,000      18,443
    Insas Bhd                                             6,511,102   1,596,171
#   IOI Corp. Bhd                                        12,015,777  12,539,984
    IOI Properties Group Bhd                              8,178,519   4,010,789
*   Iris Corp. Bhd                                       13,227,200     524,293
#*  Iskandar Waterfront City Bhd                          3,729,400   1,079,079
*   JAKS Resources Bhd                                    3,262,500   1,134,432
#   Jaya Tiasa Holdings Bhd                               3,291,439     861,093
    JCY International Bhd                                 6,295,800     837,466
#   Karex Bhd                                             1,516,325     573,231
    Kawan Food Bhd                                           13,900      15,839
    Keck Seng Malaysia Bhd                                  320,700     372,254
    Kenanga Investment Bank Bhd                           1,779,386     220,116
    Kerjaya Prospek Group Bhd                               460,200     398,629

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Kian JOO CAN Factory Bhd                              1,828,780 $ 1,272,695
    Kim Loong Resources Bhd                                 276,320     258,123
    Kimlun Corp. Bhd                                        749,622     402,720
#*  KNM Group Bhd                                        21,015,781   1,202,310
#   Kossan Rubber Industries                              3,353,500   5,560,749
#   KPJ Healthcare Bhd                                    4,232,775   4,111,390
    Kretam Holdings Bhd                                   4,405,000     555,493
*   KSL Holdings Bhd                                      6,493,511   1,865,105
    Kuala Lumpur Kepong Bhd                               1,300,822   7,532,512
    Kumpulan Fima Bhd                                       909,400     401,309
    Kumpulan Perangsang Selangor Bhd                      2,613,800     799,528
*   Kwantas Corp. Bhd                                        23,900       8,096
#   Lafarge Malaysia Bhd                                  2,345,600   3,129,970
    Land & General Bhd                                   19,466,720   1,045,760
*   Landmarks Bhd                                         1,766,192     352,291
    LBS Bina Group Bhd                                    3,507,500   1,613,657
    Lii Hen Indsustries Bhd                                 236,700     176,276
    Lingkaran Trans Kota Holdings Bhd                     1,003,600   1,385,378
*   Lion Industries Corp. Bhd                             1,692,100     454,329
    LPI Capital Bhd                                         277,700   1,164,891
    Magni-Tech Industries Bhd                               484,400     859,999
#   Magnum Bhd                                            3,452,500   1,378,820
#   Mah Sing Group Bhd                                   11,288,651   4,166,753
#   Malakoff Corp. Bhd                                    4,818,700   1,159,068
    Malayan Banking Bhd                                  17,896,861  39,877,663
#   Malayan Flour Mills Bhd                               2,132,800   1,170,366
    Malaysia Airports Holdings Bhd                        4,233,345   8,648,757
    Malaysia Building Society Bhd                        18,079,975   5,192,304
*   Malaysia Marine and Heavy Engineering Holdings Bhd    3,341,400     573,811
#*  Malaysian Bulk Carriers Bhd                           4,352,723     716,262
    Malaysian Pacific Industries Bhd                      1,039,025   3,442,775
#   Malaysian Resources Corp. Bhd                        11,231,100   3,196,230
    Malton Bhd                                            4,071,100   1,121,374
#   Matrix Concepts Holdings Bhd                          2,691,950   1,716,339
#   Maxis Bhd                                             5,635,815   7,437,969
#   MBM Resources Bhd                                     1,203,710     631,825
    Media Chinese International, Ltd.                       905,600     114,147
#   Media Prima Bhd                                       7,465,620   1,569,004
    Mega First Corp. Bhd                                    896,800     804,440
    MISC Bhd                                              5,604,260   9,666,459
    Mitrajaya Holdings Bhd                                4,611,100   1,431,837
*   MK Land Holdings Bhd                                  5,055,100     324,731
#   MKH Bhd                                               2,621,375   1,377,386
    MMC Corp. Bhd                                         6,664,200   3,733,014
*   MNRB Holdings Bhd                                     1,457,750     854,742
#*  MPHB Capital Bhd                                        868,200     304,124
*   Mudajaya Group Bhd                                    3,292,433     961,542
#   Muhibbah Engineering M Bhd                            4,123,200   2,695,634
*   Mulpha International Bhd                              1,868,040   1,052,366
#   My EG Services Bhd                                   20,208,000  10,191,468
*   Naim Holdings Bhd                                     1,872,900     551,446
    Notion VTEC Bhd                                         128,000      36,748
    NTPM Holdings Bhd                                     1,527,800     281,691

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
*   OCK Group Bhd                                         2,042,900 $   426,842
#   Oldtown Bhd                                           3,025,825   1,943,758
    Oriental Holdings Bhd                                   676,640   1,041,185
#   OSK Holdings Bhd                                      5,257,445   1,963,583
#   Padini Holdings Bhd                                   5,765,100   5,035,292
    Panasonic Manufacturing Malaysia Bhd                     81,300     702,453
    Pantech Group Holdings Bhd                            1,605,800     247,486
    Paramount Corp. Bhd                                   1,133,925     487,187
#*  Parkson Holdings Bhd                                  5,192,635     672,823
*   Pentamaster Corp., Bhd                                  573,700     589,229
    PESTECH International Bhd                               527,200     190,798
    Petron Malaysia Refining & Marketing Bhd                155,000     325,933
    Petronas Chemicals Group Bhd                          8,860,600  14,394,718
    Petronas Dagangan Bhd                                   942,600   5,235,777
#   Petronas Gas Bhd                                      2,150,908   9,411,749
    Pharmaniaga Bhd                                         541,580     561,779
    Pie Industrial Bhd                                    1,027,300     561,488
#   Pos Malaysia Bhd                                      3,102,400   3,834,188
    Power Root Bhd                                          206,500     106,084
    PPB Group Bhd                                         2,279,000   8,971,431
#   Press Metal Aluminium Holdings Bhd                   11,263,280   7,497,454
    Prestariang Bhd                                       1,201,400     532,688
#   Protasco Bhd                                          2,896,000     702,903
    Public Bank Bhd                                       8,705,611  41,237,726
#*  Puncak Niaga Holdings Bhd                             1,506,260     302,408
#   QL Resources Bhd                                      3,819,760   4,450,752
    RGB International Bhd                                 2,535,500     168,771
    RHB Bank Bhd                                          5,760,919   6,727,990
*   Rimbunan Sawit Bhd                                    1,063,700     110,539
*   Salcon Bhd                                            5,809,355     698,600
    Salutica Bhd                                             40,300      13,824
    Sam Engineering & Equipment M Bhd                        46,100      89,688
    Sapura Energy Bhd                                    32,946,588  11,854,477
    Sarawak Oil Palms Bhd                                   762,891     637,718
    Scicom MSC Bhd                                          236,500     123,147
#   Scientex Bhd                                          2,051,228   4,148,961
*   Scomi Group Bhd                                       8,281,700     212,914
    SEG International Bhd                                   533,828      85,973
    Selangor Dredging Bhd                                   366,400      97,555
    Selangor Properties Bhd                                  78,800      89,447
    Shangri-La Hotels Malaysia Bhd                          382,300     446,252
    SHL Consolidated Bhd                                    171,700     114,302
#   Sime Darby Bhd                                        7,831,087  17,283,920
#   SKP Resources Bhd                                     5,018,200   1,618,731
    SP Setia Bhd Group                                    3,742,270   2,892,725
#   Star Media Group Bhd                                  1,502,700     821,243
*   Sumatec Resources Bhd                                 4,417,200      51,581
    Sunway Bhd                                            7,223,056   7,219,760
#   Sunway Construction Group Bhd                         2,283,519   1,136,184
#   Supermax Corp. Bhd                                    4,597,150   2,060,979
    Suria Capital Holdings Bhd                              279,650     136,597
#   Syarikat Takaful Malaysia Bhd                         3,137,000   2,973,579
    Symphony Life Bhd                                       321,132      71,632

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#   Ta Ann Holdings Bhd                                  2,139,023 $  1,748,421
    TA Enterprise Bhd                                   12,515,500    1,769,273
#   TA Global Bhd                                        9,197,440      667,025
    Taliworks Corp. Bhd                                    594,200      206,659
#   Tambun Indah Land Bhd                                2,204,100      684,516
    TAN Chong Motor Holdings Bhd                         1,250,700      502,435
    Tasek Corp. Bhd                                         38,700      117,507
    TDM Bhd                                              9,957,530    1,302,461
    Telekom Malaysia Bhd                                 4,121,102    6,124,239
    Tenaga Nasional Bhd                                  9,612,581   31,693,053
    TH Plantations Bhd                                   1,213,540      317,397
    Thong Guan Industries Bhd                              223,600      218,290
#   Time dotCom Bhd                                      1,591,460    3,586,484
#   Tiong NAM Logistics Holdings                         1,849,200      759,720
#   Top Glove Corp. Bhd                                  7,744,760   10,379,100
    Tropicana Corp. Bhd                                  5,266,390    1,180,553
    TSH Resources Bhd                                    3,013,850    1,175,439
#   Tune Protect Group Bhd                               4,790,000    1,219,023
    Uchi Technologies Bhd                                2,066,240      907,302
#   UEM Edgenta Bhd                                      2,606,800    1,645,580
#*  UEM Sunrise Bhd                                     19,226,945    5,161,991
#*  UMW Holdings Bhd                                     4,255,606    5,794,700
#*  UMW Oil & Gas Corp. Bhd                             10,450,419      732,496
    Unisem M Bhd                                         5,832,620    5,226,233
    United Malacca Bhd                                     206,050      305,564
    United Plantations Bhd                                 161,400    1,042,965
    United U-Li Corp. Bhd                                  562,200      524,921
    UOA Development Bhd                                  4,431,100    2,690,776
*   Uzma Bhd                                               968,400      337,269
    ViTrox Corp. Bhd                                       323,800      344,598
#*  Vivocom International Holdings Bhd                   2,979,700       96,849
#   VS Industry Bhd                                      9,828,340    5,053,463
    Wah Seong Corp. Bhd                                  2,532,539      561,865
*   WCE Holdings Bhd                                     1,271,800      424,700
#*  WCT Holdings Bhd                                     9,896,747    4,390,013
    Wellcall Holdings Bhd                                2,099,100    1,098,150
    Westports Holdings Bhd                               5,967,200    5,198,003
    WTK Holdings Bhd                                     2,932,850      592,134
#   Yinson Holdings Bhd                                  2,060,600    1,708,437
*   YNH Property Bhd                                     3,931,294    1,303,333
    YTL Corp. Bhd                                       38,548,553   12,602,095
*   YTL Land & Development Bhd                           1,074,000      144,244
    YTL Power International Bhd                         10,359,666    3,386,746
    Zhulian Corp. Bhd                                      598,966      236,383
                                                                   ------------
TOTAL MALAYSIA                                                      795,423,208
                                                                   ------------
MEXICO -- (3.7%)
    Alfa S.A.B. de C.V. Class A                         23,129,696   32,104,187
#   Alpek S.A.B. de C.V.                                 4,357,843    5,008,368
    Alsea S.A.B. de C.V.                                 4,752,356   18,494,213
    America Movil S.A.B. de C.V. Series L               41,793,981   36,928,483
    America Movil S.A.B. de C.V. Series L ADR            3,632,539   64,223,289
    Arca Continental S.A.B. de C.V.                      2,621,745   19,490,967

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MEXICO -- (Continued)
#*  Axtel S.A.B. de C.V.                                  9,156,975 $ 2,175,762
#   Banregio Grupo Financiero S.A.B. de C.V.              2,738,497  17,948,481
*   Bio Pappel S.A.B. de C.V.                               222,356     332,113
#   Bolsa Mexicana de Valores S.A.B. de C.V.              4,292,208   7,372,881
*   Cemex S.A.B. de C.V.                                 11,912,211  11,509,059
*   Cemex S.A.B. de C.V. Sponsored ADR                    6,655,689  64,626,742
    Cia Minera Autlan S.A.B. de C.V. Series B               160,371     147,737
#   Coca-Cola Femsa S.A.B. de C.V. Series L                 255,761   2,176,680
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            122,202  10,384,726
#   Consorcio ARA S.A.B. de C.V. Series *                10,174,393   3,411,944
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR                                                   339,768   4,654,822
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                               999,192   1,373,977
#*  Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                          222,600     211,941
    Corp. Actinver S.A.B. de C.V.                            61,598      44,981
    Corp. Inmobiliaria Vesta S.A.B. de C.V.               4,477,246   6,765,225
#   Corp. Moctezuma S.A.B. de C.V. Series *                 392,200   1,542,143
    Credito Real S.A.B. de C.V. SOFOM ER                  1,210,233   2,143,443
    Cydsa S.A.B. de C.V.                                      6,129       8,259
#*  Desarrolladora Homex S.A.B. de C.V.                     372,701      22,191
    Dine S.A.B. de C.V.                                       7,300       4,203
#   El Puerto de Liverpool S.A.B. de C.V. Class C1          573,101   5,150,746
#*  Elementia S.A.B. de C.V.                                 28,179      40,521
#*  Empresas ICA S.A.B. de C.V.                           4,691,828     411,136
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR       246,788      42,974
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                   486,464  49,074,488
#*  Genomma Lab Internacional S.A.B. de C.V. Class B      7,522,600   9,655,465
#   Gentera S.A.B. de C.V.                                6,663,663  10,106,384
#   Gruma S.A.B. de C.V. Class B                          1,664,498  22,950,017
*   Grupo Aeromexico S.A.B. de C.V.                         707,477   1,467,213
# Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 1,946,888 12,297,574 Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
      ADR                                                       100       5,059
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 171,025 19,599,465 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                               921,345  10,541,191
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR       50,793  10,796,052
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                               820,276  17,440,397
#   Grupo Bimbo S.A.B. de C.V. Series A                   7,535,481  18,950,343
#   Grupo Carso S.A.B. de C.V. Series A1                  2,756,439  11,513,484
    Grupo Cementos de Chihuahua S.A.B. de C.V.              254,007   1,326,501
#   Grupo Comercial Chedraui S.A. de C.V.                 2,635,972   5,522,918
#   Grupo Elektra S.A.B. de C.V.                            295,881  13,223,525
#*  Grupo Famsa S.A.B. de C.V. Class A                    2,994,741   1,729,304
    Grupo Financiero Banorte S.A.B. de C.V. Class O       7,050,936  46,731,635
    Grupo Financiero Inbursa S.A.B. de C.V. Class O       8,688,621  15,612,919
    Grupo Financiero Interacciones SA de C.V. Class O       815,406   4,589,450
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                             4,302,618   8,823,962
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                           669,690   6,871,019
#*  Grupo GICSA S.A. de C.V.                                317,876     217,840
*   Grupo Gigante S.A.B. de C.V. Series *                    41,000      80,284
#   Grupo Herdez S.A.B. de C.V. Series *                  1,684,983   3,794,465
    Grupo Industrial Saltillo S.A.B. de C.V.                101,243     232,599
#   Grupo KUO S.A.B. de C.V. Series B                       271,325     635,924
#   Grupo Lala S.A.B. de C.V.                             2,655,827   5,224,382
    Grupo Mexico S.A.B. de C.V. Series B                 21,592,386  70,286,688

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
*   Grupo Pochteca S.A.B. de C.V.                          387,811 $    154,449
#   Grupo Rotoplas S.A.B. de C.V.                          130,688      215,385
    Grupo Sanborns S.A.B. de C.V.                          607,792      735,735
*   Grupo Simec S.A.B. de C.V. Series B                  1,595,682    5,697,040
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                 8,806       94,224
#*  Grupo Sports World S.A.B. de C.V.                      218,149      198,512
#   Grupo Televisa S.A.B. Series CPO                     3,329,047   17,757,411
    Grupo Televisa S.A.B. Sponsored ADR                  2,043,024   54,385,299
#*  Hoteles City Express S.A.B. de C.V.                  1,853,975    2,301,522
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,275,386    4,345,633
#   Industrias Bachoco S.A.B. de C.V. Series B           1,168,266    5,827,385
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         52,638    3,148,279
*   Industrias CH S.A.B. de C.V. Series B                2,252,115   10,914,899
    Industrias Penoles S.A.B. de C.V.                      815,160   20,009,826
#   Infraestructura Energetica Nova S.A.B. de C.V.       2,907,039   16,460,021
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      8,619,848   17,334,114
#*  La Comer S.A.B. de C.V.                              4,229,196    4,287,993
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                93,193       36,251
    Megacable Holdings S.A.B. de C.V.                    1,848,512    7,665,056
    Mexichem S.A.B. de C.V.                              7,527,891   21,481,076
#*  Minera Frisco S.A.B. de C.V. Class A1                2,215,165    1,411,036
#   Nemak S.A.B. de C.V.                                   638,976      576,433
#   Organizacion Cultiba S.A.B. de C.V.                    179,151      163,025
*   Organizacion Soriana S.A.B. de C.V. Class B          3,374,203    8,356,613
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                               1,373,446   15,067,981
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                  13,054      112,652
#   Qualitas Controladora S.A.B. de C.V.                   835,668    1,385,700
#   Rassini S.A.B. de C.V.                                 215,859    1,030,521
    Rassini S.A.B. De C.V. Class A                         183,827      428,112
#*  Telesites S.A.B. de C.V.                             5,729,487    4,193,524
#   TV Azteca S.A.B. de C.V.                             9,229,734    1,757,551
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR             219,846      716,128
    Vitro S.A.B. de C.V. Series A                          327,447    1,470,178
    Wal-Mart de Mexico S.A.B. de C.V.                   16,371,536   37,888,346
                                                                   ------------
TOTAL MEXICO                                                        965,660,651
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                              35,760      411,596
    Cia de Minas Buenaventura SAA ADR                      156,351    1,913,736
    Credicorp, Ltd.                                        152,557   28,244,403
*   Fossal SAA ADR                                           3,794        4,097
*   Grana y Montero SAA Sponsored ADR                      184,099      587,276
                                                                   ------------
TOTAL PERU                                                           31,161,108
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                        818,000      112,588
    Aboitiz Equity Ventures, Inc.                        5,490,080    8,265,358
    Aboitiz Power Corp.                                  5,493,200    4,244,350
    ACR Mining Corp.                                        11,905          792
    Alliance Global Group, Inc.                         24,947,994    7,097,594
    Alsons Consolidated Resources, Inc.                  3,329,000       92,299
*   Apex Mining Co., Inc.                                4,972,000      156,791

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (Continued)
*   Atlas Consolidated Mining & Development Corp.         2,979,300 $   318,851
    Ayala Corp.                                             683,715  11,713,327
    Ayala Land, Inc.                                     23,346,120  19,429,965
    Bank of the Philippine Islands                        2,540,353   5,264,060
    BDO Unibank, Inc.                                     6,135,803  15,300,550
    Belle Corp.                                          28,723,700   2,157,237
*   Bloomberry Resorts Corp.                             29,077,300   5,073,229
    Cebu Air, Inc.                                        2,379,100   4,761,777
    Cebu Holdings, Inc.                                   2,065,000     219,280
    Century Pacific Food, Inc.                            3,673,250   1,343,591
    Century Properties Group, Inc.                        1,153,062      11,879
    China Banking Corp.                                   1,222,306     882,753
    Cirtek Holdings Philippines Corp.                       179,300     113,706
    COL Financial Group, Inc.                               133,700      42,565
    Cosco Capital, Inc.                                   7,760,600   1,189,021
    D&L Industries, Inc.                                 23,306,300   5,661,753
    DMCI Holdings, Inc.                                  29,842,600   9,519,013
*   DoubleDragon Properties Corp.                         1,659,390   1,512,862
    East West Banking Corp.                               1,883,200   1,192,423
    EEI Corp.                                             3,937,700     991,315
    Emperador, Inc.                                       2,688,200     398,913
*   Empire East Land Holdings, Inc.                      22,778,000     338,605
    Energy Development Corp.                             81,645,400   9,659,505
    Filinvest Development Corp.                              89,300      13,530
    Filinvest Land, Inc.                                147,653,687   5,180,482
    First Gen Corp.                                      11,487,500   3,938,441
    First Philippine Holdings Corp.                       2,447,940   3,201,680
*   Global Ferronickel Holdings, Inc.                     3,992,000     208,756
    Globe Telecom, Inc.                                     157,155   6,593,103
    GT Capital Holdings, Inc.                               272,105   6,543,653
    Integrated Micro-Electronics, Inc.                    2,719,400     711,477
    International Container Terminal Services, Inc.       4,057,452   8,586,354
    JG Summit Holdings, Inc.                              6,413,770  10,103,110
    Jollibee Foods Corp.                                  2,440,877  10,876,393
    Leisure & Resorts World Corp.                         1,361,320     121,444
*   Lepanto Consolidated Mining Co.                      30,246,517     114,655
    Lopez Holdings Corp.                                 17,845,500   2,474,745
    LT Group, Inc.                                       11,404,300   3,979,624
    Manila Electric Co.                                   1,130,690   6,252,316
    Manila Water Co., Inc.                                9,873,200   6,258,565
    Max's Group, Inc.                                       818,100     321,378
*   Megawide Construction Corp.                           5,996,970   2,084,920
    Megaworld Corp.                                      98,087,600   9,330,222
*   Melco Resorts And Entertainment Philippines Corp.    12,581,300   2,244,629
    Metro Pacific Investments Corp.                      72,293,800   9,725,596
    Metro Retail Stores Group, Inc.                         154,000      12,084
    Metropolitan Bank & Trust Co.                         3,163,775   5,456,072
    Nickel Asia Corp.                                     4,963,500     589,933
    Pepsi-Cola Products Philippines, Inc.                10,754,791     682,153
    Petron Corp.                                         16,462,200   3,086,761
    Philex Mining Corp.                                   2,206,050     386,670
    Philippine National Bank                              2,079,123   2,760,276
    Philippine Stock Exchange, Inc. (The)                    84,552     401,917

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
    Philweb Corp.                                        3,638,640 $    675,280
    Phinma Energy Corp.                                 14,418,000      545,588
    Phoenix Petroleum Philippines, Inc.                  1,825,670      440,808
    PLDT, Inc.                                             260,095    8,438,523
    PLDT, Inc. Sponsored ADR                               202,582    6,577,838
    Premium Leisure Corp.                               34,418,000    1,091,402
    Puregold Price Club, Inc.                            4,967,400    4,638,362
    RFM Corp.                                            6,096,300      543,315
    Rizal Commercial Banking Corp.                       2,030,745    2,293,697
    Robinsons Land Corp.                                14,945,050    7,614,689
    Robinsons Retail Holdings, Inc.                      1,760,860    3,024,141
    San Miguel Corp.                                     3,096,800    6,234,179
    San Miguel Pure Foods Co., Inc.                          7,610       46,456
    Security Bank Corp.                                  1,908,428    8,847,624
    Semirara Mining & Power Corp.                        2,016,700    6,774,432
    SM Investments Corp.                                   540,530    8,644,088
    SM Prime Holdings, Inc.                             21,345,190   14,769,824
*   SSI Group, Inc.                                      1,188,000      102,318
    STI Education Systems Holdings, Inc.                16,031,000      469,930
*   Top Frontier Investment Holdings, Inc.                 153,057      925,111
    Travellers International Hotel Group, Inc.           2,905,600      193,940
    Union Bank of the Philippines                        1,479,462    2,529,184
    Universal Robina Corp.                               3,323,600   10,601,441
    Vista Land & Lifescapes, Inc.                       50,243,600    5,962,218
    Xurpas, Inc.                                         2,162,700      312,836
                                                                   ------------
TOTAL PHILIPPINES                                                   331,604,115
                                                                   ------------
POLAND -- (1.6%)
*   AB SA                                                    2,455       23,688
*   Agora SA                                               183,300      811,044
*   Alior Bank SA                                          552,540    9,843,025
    Alumetal SA                                                936       11,713
#   Amica SA                                                26,812    1,213,720
*   AmRest Holdings SE                                      12,515    1,286,842
    Apator SA                                               35,780      315,187
    Asseco Poland SA                                       668,873    8,407,614
    Bank Handlowy w Warszawie SA                           168,267    3,324,349
*   Bank Millennium SA                                   3,256,447    6,988,646
    Bank Pekao SA                                          288,537   10,252,299
#   Bank Zachodni WBK SA                                   122,961   12,982,339
#*  Bioton SA                                              313,879      501,257
*   Boryszew SA                                          1,835,982    5,570,274
    Budimex SA                                              88,738    5,458,296
    CCC SA                                                 153,640   10,428,386
    CD Projekt SA                                          648,593   15,605,040
#*  CI Games SA                                            112,440       32,205
*   Ciech SA                                               360,371    5,786,052
    Colian Holding SA                                       52,481       49,337
    ComArch SA                                              11,923      675,374
    Cyfrowy Polsat SA                                    1,083,984    7,726,826
    Dom Development SA                                      10,491      222,755
    Elektrobudowa SA                                         2,716       81,973
*   Emperia Holding SA                                      66,611    1,570,835

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
#   Enea SA                                              2,058,810 $  8,678,493
    Energa SA                                            1,081,430    3,829,009
#   Eurocash SA                                            698,048    6,895,516
    Fabryki Mebli Forte SA                                  94,312    1,778,528
*   Famur SA                                               233,399      389,154
    Firma Oponiarska Debica SA                              10,995      333,561
*   Getin Holding SA                                     2,274,504      841,378
#*  Getin Noble Bank SA                                  3,219,196    1,261,662
    Globe Trade Centre SA                                  254,946      679,817
#   Grupa Azoty SA                                         219,268    4,288,618
    Grupa Azoty Zaklady Chemiczne Police SA                 17,834      101,684
#   Grupa Kety SA                                           52,892    6,157,942
*   Grupa Lotos SA                                       1,034,208   13,974,698
*   Impexmetal SA                                        1,188,985    1,455,618
#*  ING Bank Slaski SA                                     118,510    6,515,946
#   Inter Cars SA                                           21,390    1,699,512
*   Jastrzebska Spolka Weglowa SA                          322,743    7,430,008
    Kernel Holding SA                                      479,780    8,488,556
    KGHM Polska Miedz SA                                   735,479   25,021,967
    KRUK SA                                                110,763   10,594,432
    LC Corp. SA                                            600,348      319,058
    Lentex SA                                               34,442       90,460
#   LPP SA                                                   4,389    8,553,721
    Lubelski Wegiel Bogdanka SA                             70,288    1,402,576
*   mBank SA                                                74,922    9,477,211
*   MCI Capital SA                                         114,263      287,748
    Netia SA                                             1,878,054    2,067,684
    Neuca SA                                                21,617    1,970,422
    Newag SA                                                   182          864
#*  Orange Polska SA                                     4,211,819    6,387,304
    Orbis SA                                                69,446    1,651,328
#   Pfleiderer Group SA                                     87,279    1,104,665
    PGE Polska Grupa Energetyczna SA                     6,193,372   22,569,767
*   PKP Cargo SA                                            62,576    1,079,053
#*  Polnord SA                                             283,571      807,700
    Polski Koncern Naftowy Orlen SA                      2,073,148   61,380,526
    Polskie Gornictwo Naftowe i Gazownictwo SA           5,392,600   10,022,453
*   Powszechna Kasa Oszczednosci Bank Polski SA          2,340,138   23,959,381
    Powszechny Zaklad Ubezpieczen SA                     2,004,951   24,697,473
*   Rafako SA                                              379,308      652,180
    Stalexport Autostrady SA                               418,081      495,629
    Stalprodukt SA                                           6,978      969,910
#   Synthos SA                                           4,283,283    5,289,630
*   Tauron Polska Energia SA                            10,690,999   11,330,199
    Trakcja SA                                             509,863    1,925,817
*   Vistula Group SA                                       778,171      727,380
    Warsaw Stock Exchange                                  200,155    2,614,073
    Wawel SA                                                   550      171,920
*   Zespol Elektrowni Patnow Adamow Konin SA                49,544      260,265
                                                                   ------------
TOTAL POLAND                                                        421,851,572
                                                                   ------------
RUSSIA -- (1.1%)
    Etalon Group, Ltd. GDR(B5TWX80)                        650,174    2,328,525

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
    Etalon Group, Ltd. GDR(29760G103)                      214,610 $    767,231
    Gazprom PJSC Sponsored ADR                           7,960,709   30,988,891
    Globaltrans Investment P.L.C. GDR                      152,375    1,174,811
    Globaltrans Investment P.L.C. Sponsored GDR            193,097    1,488,237
*   Lenta, Ltd. GDR(BJ621Y903)                             143,301      860,264
*   Lenta, Ltd. GDR(52634T200)                             482,559    2,895,354
    Lukoil PJSC Sponsored ADR(69343P105)                    85,675    4,038,720
    Lukoil PJSC Sponsored ADR(BYZDW2900)                   598,466   27,885,667
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     630,539    4,693,959
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                     109,976    3,038,760
*   Mail.Ru Group, Ltd. GDR(560317208)                         974       26,892
*   Mechel PJSC Sponsored ADR                              326,307    1,553,219
    MegaFon PJSC GDR(B8PQQ7905)                            377,606    3,624,699
    MegaFon PJSC GDR(58517T209)                             22,967      221,172
    MMC Norilsk Nickel PJSC ADR                          1,034,973   15,358,583
    Novatek PJSC GDR                                       111,723   11,705,380
    Novolipetsk Steel PJSC GDR(B0RTNX900)                  348,244    7,276,017
    Novolipetsk Steel PJSC GDR(67011E204)                   11,849      247,526
    O'Key Group SA GDR                                      71,285      153,468
    PhosAgro PJSC GDR                                      198,874    2,728,403
    Ros Agro P.L.C. GDR                                    136,915    1,643,908
    Rosneft Oil Co. PJSC GDR(B17FSC901)                  2,952,866   15,166,153
    Rosneft Oil Co. PJSC GDR(67812M207)                    360,237    1,848,016
    Rostelecom PJSC Sponsored ADR(B114RM901)               164,180    1,081,350
    Rostelecom PJSC Sponsored ADR(778529107)               104,085      673,950
    RusHydro PJSC ADR                                    4,579,241    5,724,248
    Sberbank of Russia PJSC Sponsored ADR(B5SC09903)     4,081,901   47,524,279
    Sberbank of Russia PJSC Sponsored ADR(80585Y308)       904,005   10,617,539
    Severstal PJSC GDR(B1G4YH908)                          650,882    8,945,059
    Severstal PJSC GDR(818150302)                            4,482       61,583
    Tatneft PJSC Sponsored ADR                             781,396   30,131,245
    TMK PJSC GDR(B1FY0V909)                                 80,338      419,924
    TMK PJSC GDR(87260R201)                                236,476    1,236,770
    VEON, Ltd.                                           2,225,349    9,101,677
    VTB Bank PJSC GDR(46630Q202)                         4,009,846    7,739,003
    VTB Bank PJSC GDR(B1W7FX909)                         3,938,248    7,599,570
*   X5 Retail Group NV GDR                                 398,885   15,430,723
                                                                   ------------
TOTAL RUSSIA                                                        288,000,775
                                                                   ------------
SOUTH AFRICA -- (6.7%)
#   Adcock Ingram Holdings, Ltd.                           642,450    3,102,973
    Adcorp Holdings, Ltd.                                  347,008      371,303
    Advtech, Ltd.                                        2,769,414    3,771,992
    Aeci, Ltd.                                           1,179,566    9,484,026
    African Oxygen, Ltd.                                   590,364      842,574
#*  African Phoenix Investments, Ltd.                    4,779,215      257,574
    African Rainbow Minerals, Ltd.                       1,279,313    9,113,905
    Afrimat, Ltd.                                           57,988      118,358
    Alexander Forbes Group Holdings, Ltd.                1,169,306      600,354
*   Allied Electronics Corp., Ltd. Class A                  58,091       53,424
    Alviva Holdings, Ltd.                                1,322,966    2,041,596
*   Anglo American Platinum, Ltd.                          283,267    6,936,769
    AngloGold Ashanti, Ltd.                                214,146    2,163,529

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
    AngloGold Ashanti, Ltd. Sponsored ADR                 4,151,296 $41,595,986
*   ArcelorMittal South Africa, Ltd.                      1,520,629     578,904
#   Ascendis Health, Ltd.                                   800,062   1,215,714
#   Aspen Pharmacare Holdings, Ltd.                       1,547,741  32,440,226
    Assore, Ltd.                                            245,410   3,974,616
    Astral Foods, Ltd.                                      478,499   5,263,524
*   Attacq, Ltd.                                          2,880,479   3,913,936
*   Aveng, Ltd.                                           3,284,303   1,299,272
    AVI, Ltd.                                             3,912,324  29,096,310
    Barclays Africa Group, Ltd.                           4,121,210  45,242,246
    Barloworld, Ltd.                                      3,044,501  27,397,081
    Bid Corp., Ltd.                                       1,856,988  44,597,223
#   Bidvest Group, Ltd. (The)                             2,872,419  36,564,828
    Blue Label Telecoms, Ltd.                             4,181,526   5,377,675
#*  Brait SE                                              1,370,389   6,537,271
#   Capitec Bank Holdings, Ltd.                             295,321  19,264,733
    Cashbuild, Ltd.                                         224,690   6,122,558
    Caxton and CTP Publishers and Printers, Ltd.            433,083     402,682
    City Lodge Hotels, Ltd.                                 284,379   3,046,097
    Clicks Group, Ltd.                                    2,283,660  25,892,669
    Clover Industries, Ltd.                                 562,512     715,650
*   Consolidated Infrastructure Group, Ltd.                 428,833     514,023
    Coronation Fund Managers, Ltd.                        2,187,928  11,325,578
#*  Curro Holdings, Ltd.                                    363,396   1,170,538
    DataTec, Ltd.                                         2,134,611   9,301,416
#   Discovery, Ltd.                                       2,708,265  28,829,286
    Distell Group, Ltd.                                     231,469   2,551,378
#   DRDGOLD, Ltd.                                         3,764,725   1,256,714
    DRDGOLD, Ltd. Sponsored ADR                               4,569      15,123
*   enX Group, Ltd.                                         187,307     224,852
    EOH Holdings, Ltd.                                    1,195,218   9,773,822
*   Evraz Highveld Steel and Vanadium, Ltd.                  35,483          67
    Exxaro Resources, Ltd.                                1,652,715  13,647,276
    Famous Brands, Ltd.                                     750,741   6,642,196
    FirstRand, Ltd.                                      23,057,325  90,696,205
#   Foschini Group, Ltd. (The)                            2,687,473  30,936,961
    Gold Fields, Ltd.                                       952,008   3,797,802
#   Gold Fields, Ltd. Sponsored ADR                       8,442,714  33,686,429
    Grand Parade Investments, Ltd.                          885,554     221,751
*   Grindrod, Ltd.                                        5,400,359   5,072,197
    Group Five, Ltd.                                        715,984     925,461
    Harmony Gold Mining Co., Ltd.                         1,638,854   2,928,722
    Harmony Gold Mining Co., Ltd. Sponsored ADR           4,049,087   7,328,847
    Holdsport, Ltd.                                         108,871     552,756
*   Howden Africa Holdings, Ltd.                             15,743      44,136
    Hudaco Industries, Ltd.                                 266,819   2,554,477
    Hulamin, Ltd.                                           737,867     358,424
#*  Impala Platinum Holdings, Ltd.                        4,377,700  11,688,503
    Imperial Holdings, Ltd.                               1,724,927  22,784,363
#   Investec, Ltd.                                        2,313,298  17,312,940
    Invicta Holdings, Ltd.                                  119,106     483,291
    Italtile, Ltd.                                          155,275     149,636
    JSE, Ltd.                                             1,033,170  10,344,241

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    KAP Industrial Holdings, Ltd.                        5,405,984 $  3,291,496
#*  Kumba Iron Ore, Ltd.                                   612,969    9,149,171
#   Lewis Group, Ltd.                                    1,279,340    2,989,971
#   Liberty Holdings, Ltd.                               1,490,959   12,791,080
    Life Healthcare Group Holdings, Ltd.                11,098,951   21,331,197
    Massmart Holdings, Ltd.                              1,340,859   11,262,074
    Merafe Resources, Ltd.                               9,771,918    1,008,073
    Metair Investments, Ltd.                             1,266,624    1,863,942
    Metrofile Holdings, Ltd.                               113,854       37,094
    MMI Holdings, Ltd.                                  10,954,977   17,182,235
    Mondi, Ltd.                                            946,463   24,572,582
    Mpact, Ltd.                                          1,459,531    3,046,707
    Mr. Price Group, Ltd.                                1,757,547   23,097,031
    MTN Group, Ltd.                                     10,585,696   95,184,635
    Murray & Roberts Holdings, Ltd.                      4,222,536    4,437,754
*   Nampak, Ltd.                                         5,816,571    8,435,469
    Naspers, Ltd. Class N                                  466,930  103,216,923
#   Nedbank Group, Ltd.                                  1,797,037   29,889,184
*   NEPI Rockcastle P.L.C.                                 580,292    7,729,888
    Netcare, Ltd.                                        7,818,253   14,549,604
*   Northam Platinum, Ltd.                               3,257,303   11,336,855
    Oceana Group, Ltd.                                     381,367    2,732,642
    Omnia Holdings, Ltd.                                   593,585    6,129,018
    Peregrine Holdings, Ltd.                             2,677,251    6,090,072
#   Pick n Pay Stores, Ltd.                              2,993,517   14,407,772
    Pioneer Foods Group, Ltd.                              898,048    9,541,141
#*  PPC, Ltd.                                           13,987,148    5,070,281
    PSG Group, Ltd.                                        534,173   10,486,051
    Raubex Group, Ltd.                                   1,313,668    2,363,027
    RCL Foods, Ltd.                                        179,895      216,945
    Reunert, Ltd.                                        1,783,760    9,730,275
#   Rhodes Food Group Pty, Ltd.                            441,190      761,411
*   Royal Bafokeng Platinum, Ltd.                          309,377      719,869
    Sanlam, Ltd.                                        10,719,985   53,991,615
    Santam, Ltd.                                           297,845    5,476,578
    Sappi, Ltd.                                          5,302,135   35,121,724
    Sasol, Ltd.                                          1,457,316   43,926,422
#   Sasol, Ltd. Sponsored ADR                            1,144,917   34,507,798
    Shoprite Holdings, Ltd.                              2,925,341   44,757,303
    Sibanye Gold, Ltd.                                   7,345,167    9,375,300
#   Sibanye Gold, Ltd. Sponsored ADR                     2,095,367   10,812,094
    SPAR Group, Ltd. (The)                               1,933,970   24,240,537
    Spur Corp., Ltd.                                       510,156    1,090,710
#   Standard Bank Group, Ltd.                            7,390,636   91,812,259
*   Stefanutti Stocks Holdings, Ltd.                       186,764       43,981
#   Steinhoff International Holdings NV                  9,822,470   49,151,302
    Sun International, Ltd.                                940,422    3,959,809
*   Super Group, Ltd.                                    3,943,239   10,905,005
    Telkom SA SOC, Ltd.                                  3,005,843   14,836,726
    Tiger Brands, Ltd.                                   1,110,086   33,657,017
    Tongaat Hulett, Ltd.                                   919,087    8,281,519
    Transaction Capital, Ltd.                              366,898      412,450
    Trencor, Ltd.                                          719,013    1,922,555

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
#   Truworths International, Ltd.                      4,021,314 $   23,069,475
    Tsogo Sun Holdings, Ltd.                           4,194,835      7,279,573
    Vodacom Group, Ltd.                                1,522,509     20,573,291
    Wilson Bayly Holmes-Ovcon, Ltd.                      613,900      6,378,242
    Woolworths Holdings, Ltd.                          6,935,215     33,145,504
                                                                 --------------
TOTAL SOUTH AFRICA                                                1,749,897,247
                                                                 --------------
SOUTH KOREA -- (16.3%)
#*  3S Korea Co., Ltd.                                    61,927        110,767
#   ABco Electronics Co., Ltd.                            45,562        341,478
#   ABOV Semiconductor Co., Ltd.                          59,125        417,924
#*  Ace Technologies Corp.                               118,657        458,737
#*  Actoz Soft Co., Ltd.                                  42,950        554,283
#   Advanced Nano Products Co., Ltd.                      45,920        644,855
#*  Advanced Process Systems Corp.                        45,365      1,779,822
    Aekyung Petrochemical Co., Ltd.                      150,108      2,080,721
#   AfreecaTV Co., Ltd.                                   89,548      1,921,296
#*  Agabang&Company                                      207,215      1,072,734
#   Ahn-Gook Pharmaceutical Co., Ltd.                     45,361        421,488
#   Ahnlab, Inc.                                          16,302        761,046
#   AJ Networks Co., Ltd.                                 62,282        386,832
#*  AJ Rent A Car Co., Ltd.                              176,358      1,592,990
#*  Ajin Industrial Co., Ltd.                             38,854        233,516
    AK Holdings, Inc.                                     53,111      3,401,955
*   Alticast Corp.                                        12,322         47,802
#   ALUKO Co., Ltd.                                      251,370        966,350
#*  Alvogen Korea Co., Ltd                                 2,285         55,058
*   Aminologics Co., Ltd.                                 12,445         20,076
#   Amorepacific Corp.                                    81,850     20,737,777
#   AMOREPACIFIC Group                                   102,337     11,107,695
#*  Amotech Co., Ltd.                                     90,592      2,186,163
#*  Anam Electronics Co., Ltd.                           287,995        719,993
#   Anapass, Inc.                                         53,579        763,998
#*  APS Holdings Corp.                                    93,698        944,542
    Asia Cement Co., Ltd.                                 12,473        969,195
    ASIA Holdings Co., Ltd.                               12,865      1,310,904
    Asia Paper Manufacturing Co., Ltd.                    44,751        795,776
*   Asiana Airlines, Inc.                              1,171,753      5,415,703
#   Atinum Investment Co., Ltd.                          458,128        702,209
    AtlasBX Co., Ltd.                                        255         11,767
#*  AUK Corp.                                            187,204        418,033
#   Aurora World Corp.                                    35,306        335,990
#   Austem Co., Ltd.                                     103,013        323,379
#   Autech Corp.                                         154,970      1,757,891
#*  Automobile & PCB                                     204,214        259,083
#   Avaco Co., Ltd.                                       92,390        618,803
#   Avatec Co., Ltd.                                      19,435        134,712
#   Baiksan Co., Ltd.                                     89,150        777,345
#*  Barun Electronics Co., Ltd.                          281,064        386,570
#*  Barunson Entertainment & Arts Corp.                  514,131        992,595
#   Bcworld Pharm Co., Ltd.                               12,163        281,684
    BGF retail Co., Ltd.                                  73,643      6,077,616
#*  BH Co., Ltd.                                         187,340      3,468,686

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Binggrae Co., Ltd.                                       38,567 $ 2,308,699
#*  BioSmart Co., Ltd.                                       93,194     398,452
#   BIT Computer Co., Ltd.                                   58,762     272,388
    Bixolon Co., Ltd.                                        25,914     153,191
#   Bluecom Co., Ltd.                                        94,657     724,040
    BNK Financial Group, Inc.                             1,838,421  18,576,429
#   Boditech Med, Inc.                                       69,473     990,090
#*  Bohae Brewery Co., Ltd.                                 672,238     612,781
#   BoKwang Industry Co., Ltd.                               65,606     388,948
    Bookook Securities Co., Ltd.                              9,217     216,652
#*  Boryung Medience Co., Ltd.                               42,086     333,719
    Boryung Pharmaceutical Co., Ltd.                         21,741     810,807
#*  Bosung Power Technology Co., Ltd.                       358,216     830,215
#*  Brain Contents Co., Ltd.                                530,329     559,798
#   BRIDGETEC Corp.                                          32,953     186,426
#*  Bubang Co., Ltd.                                        207,217     649,520
*   BUGS Corp.                                               16,527     158,007
    Bukwang Pharmaceutical Co., Ltd.                         40,648     784,569
    Busan City Gas Co., Ltd.                                    449      15,347
    BYC Co., Ltd.                                               342     108,978
#   Byucksan Corp.                                          342,837   1,102,964
#*  C&S Asset Management Co., Ltd.                           74,925     132,225
#*  CammSys Corp.                                           265,277     632,770
#*  Capro Corp.                                             264,935   1,425,635
#   Caregen Co., Ltd.                                         7,990     513,638
#   Cell Biotech Co., Ltd.                                   63,165   2,007,277
#*  Celltrion Pharm, Inc.                                    59,277   1,056,940
#*  Celltrion, Inc.                                         157,770  15,290,565
#*  Chabiotech Co., Ltd.                                    156,058   1,673,525
#   Changhae Ethanol Co., Ltd.                               49,462     807,477
#*  Charm Engineering Co., Ltd.                             259,603     694,468
    Cheil Worldwide, Inc.                                   312,613   5,684,684
#*  Chemtronics Co., Ltd.                                    81,147     550,258
#   Cheryong Industrial Co. Ltd/new                          18,421     128,042
#*  Chin Hung International, Inc.                           100,133     198,083
*   China Great Star International, Ltd.                    624,013     753,571
#   Chinyang Holdings Corp.                                  91,481     260,946
#*  Choa Pharmaceutical Co.                                  15,349      61,389
    Choheung Corp.                                              153      41,548
#   Chokwang Paint, Ltd.                                     53,005     548,856
    Chong Kun Dang Pharmaceutical Corp.                      42,975   4,321,603
#   Chongkundang Holdings Corp.                              20,528   1,223,283
#   Choong Ang Vaccine Laboratory                            23,811     379,974
#*  Chorokbaem Media Co., Ltd.                              203,298     272,443
    Chosun Refractories Co., Ltd.                             2,639     210,805
#   Chungdahm Learning, Inc.                                 57,668     868,105
#   CJ CGV Co., Ltd.                                         81,205   5,029,504
#   CJ CheilJedang Corp.                                     75,176  24,846,515
    CJ Corp.                                                111,905  19,397,593
    CJ E&M Corp.                                            112,572   7,510,564
#   CJ Freshway Corp.                                        45,643   1,711,354
    CJ Hellovision Co., Ltd.                                265,589   2,067,236
#*  CJ Korea Express Corp.                                   35,121   5,850,692

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    CJ O Shopping Co., Ltd.                                  37,406 $ 6,647,117
#*  CJ Seafood Corp.                                        111,853     324,360
#   CKD Bio Corp.                                            27,978     531,532
#   Com2uSCorp                                               75,042   7,688,752
#   Commax Co., Ltd.                                         24,242     147,748
#   Coreana Cosmetics Co., Ltd.                              72,510     333,964
#   Cosmax BTI, Inc.                                         50,864   1,133,793
#   Cosmax, Inc.                                             57,375   5,299,540
#*  Cosmochemical Co., Ltd.                                  56,863     566,399
#*  COSON Co., Ltd.                                          72,276     690,231
#   Coway Co., Ltd.                                         200,717  17,769,881
*   COWELL FASHION Co., Ltd.                                 18,865      65,949
#*  Creaplanet Co., Ltd.                                     26,236      61,679
#*  Crown Confectionery Co., Ltd.                            52,596     984,856
#   CROWNHAITAI Holdings Co., Ltd.                           40,844     852,070
#*  CrucialTec Co., Ltd.                                    400,823   1,127,090
#   CS Wind Corp.                                            36,431     872,684
#*  CTC BIO, Inc.                                            47,007     318,775
#*  CTL, Inc.                                               133,116     329,135
#   Cuckoo Electronics Co., Ltd.                             11,231   1,410,804
#*  CUROCOM Co., Ltd.                                       140,600     290,067
#*  Curoholdings Co., Ltd.                                  278,985     275,793
#   D.I Corp.                                               179,168     733,480
#   Dae Dong Industrial Co., Ltd.                            94,574     600,690
    Dae Han Flour Mills Co., Ltd.                             8,746   1,477,248
#   Dae Hwa Pharmaceutical Co., Ltd.                         37,069     712,218
#   Dae Hyun Co., Ltd.                                      227,043     601,366
#*  Dae Won Chemical Co., Ltd.                              198,352     455,651
    Dae Won Kang Up Co., Ltd.                               132,999     514,491
#*  Dae Young Packaging Co., Ltd.                           899,815     704,445
#   Dae-Il Corp.                                            155,544   1,458,549
#*  Daea TI Co., Ltd.                                       301,658     498,601
#   Daebongls Co., Ltd.                                      25,975     231,445
#*  Daechang Co., Ltd.                                      320,461     342,247
    Daechang Forging Co., Ltd.                                1,856     108,792
    Daeduck Electronics Co.                                 247,088   2,471,145
    Daeduck GDS Co., Ltd.                                   194,428   3,280,303
#   Daegu Department Store                                   33,880     384,705
#   Daehan New Pharm Co., Ltd.                               46,370     451,681
#   Daehan Steel Co., Ltd.                                  128,030   1,590,299
    Daekyo Co., Ltd.                                        187,640   1,380,390
#*  Daekyung Machinery & Engineering Co., Ltd.              821,376     434,654
#   Daelim B&Co Co., Ltd.                                    56,232     406,790
    Daelim Industrial Co., Ltd.                             176,515  14,464,926
#*  DAEMYUNG Corp. Co., Ltd.                                179,364     377,571
#   Daeryuk Can Co., Ltd.                                   111,403     701,858
    Daesang Corp.                                           158,502   3,640,008
    Daesang Holdings Co., Ltd.                              166,673   1,631,040
    Daesung Energy Co., Ltd.                                 13,173      73,341
#   Daesung Holdings Co., Ltd.                               22,393     181,670
#*  Daewon Cable Co., Ltd.                                  342,127     386,455
#*  Daewon Media Co., Ltd.                                   60,982     381,507
#   Daewon Pharmaceutical Co., Ltd.                          78,231   1,314,894

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Daewon San Up Co., Ltd.                                  70,664 $   465,142
*   Daewoo Engineering & Construction Co., Ltd.             518,441   3,797,130
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.      720,658     540,952
    Daewoong Co., Ltd.                                       98,015   1,326,762
    Daewoong Pharmaceutical Co., Ltd.                        20,111   1,675,486
*   Dahaam E-Tec Co., Ltd.                                    1,420       4,283
#   Daihan Pharmaceutical Co., Ltd.                          39,022   1,267,224
    DaiShin Information & Communications Co., Ltd.           14,863      15,390
    Daishin Securities Co., Ltd.                            474,565   6,490,191
#*  Danal Co., Ltd.                                         115,123     553,616
#   Daou Data Corp.                                         215,395   2,337,510
#   Daou Technology, Inc.                                   307,386   6,109,872
#*  Dasan Networks, Inc.                                    100,338     479,517
#   Dawonsys Co., Ltd.                                       55,469     570,134
#   Dayou Automotive Seat Technology Co., Ltd.              728,990     872,648
#*  Dayou Plus Co., Ltd.                                    258,088     227,819
#   DCM Corp.                                                24,570     292,091
#*  Deutsch Motors, Inc.                                     66,689     395,082
    DGB Financial Group, Inc.                             1,241,812  13,265,819
#   DHP Korea Co., Ltd.                                      45,133     354,573
    Digital Chosun Co., Ltd.                                151,378     308,696
#*  Digital Optics Co., Ltd.                                 95,326     196,439
#   Digital Power Communications Co., Ltd.                  216,951     881,664
#*  DIO Corp.                                                85,316   2,664,480
#   Display Tech Co., Ltd.                                   15,091      54,637
#   DMS Co., Ltd.                                           146,946   1,292,665
#*  DNF Co., Ltd.                                            58,492     818,057
#   Dong A Eltek Co., Ltd.                                   88,342   1,534,903
    Dong Ah Tire & Rubber Co., Ltd.                          72,967   1,795,058
    Dong-A Socio Holdings Co., Ltd.                          18,627   2,149,063
#   Dong-A ST Co., Ltd.                                      26,370   1,956,007
    Dong-A Steel Technology Co., Ltd.                         2,668      19,003
#   Dong-Ah Geological Engineering Co., Ltd.                 91,693   1,121,699
#   Dong-Il Corp.                                             6,747     347,788
#   Dongbang Transport Logistics Co., Ltd.                  107,587     162,472
#*  DONGBU Co., Ltd.                                        712,106     473,274
*   Dongbu Corp.                                             35,531     487,036
*   Dongbu HiTek Co., Ltd.                                  324,235   5,540,478
    Dongbu Insurance Co., Ltd.                              445,981  31,920,129
*   Dongbu Securities Co., Ltd.                             228,347     816,426
#*  Dongbu Steel Co., Ltd.                                   26,635     290,426
    Dongil Industries Co., Ltd.                              11,137     746,405
#   Dongjin Semichem Co., Ltd.                              317,117   4,789,902
#*  Dongkook Industrial Co., Ltd.                           401,634     800,222
    DongKook Pharmaceutical Co., Ltd.                        22,112   1,189,458
#   Dongkuk Industries Co., Ltd.                            281,725   1,190,738
    Dongkuk Steel Mill Co., Ltd.                            649,997   8,332,681
#   Dongkuk Structures & Construction Co., Ltd.             216,857   1,240,246
#   Dongnam Marine Crane Co., Ltd.                          253,426     801,822
    Dongsuh Cos., Inc.                                       55,934   1,477,335
#   Dongsung Chemical Co., Ltd.                              22,347     350,649
#   DONGSUNG Corp.                                          267,638   1,545,062
#   Dongsung Finetec Co., Ltd.                              124,064     664,009

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Dongsung Pharmaceutical Co., Ltd.                        75,856 $   264,410
#   Dongwha Enterprise Co., Ltd.                             24,837     809,012
    Dongwha Pharm Co., Ltd.                                 147,265   1,076,496
#   Dongwon Development Co., Ltd.                           296,276   1,324,006
    Dongwon F&B Co., Ltd.                                     8,727   1,684,466
    Dongwon Industries Co., Ltd.                              8,204   2,030,094
#   Dongwon Systems Corp.                                    24,560   1,167,711
#   Dongyang E&P, Inc.                                       44,605     523,775
#*  Dongyang Steel Pipe Co., Ltd.                           568,470     657,821
    Doosan Corp.                                             57,728   6,086,922
#*  Doosan Engine Co., Ltd.                                 385,877   1,422,920
    Doosan Heavy Industries & Construction Co., Ltd.        461,801   8,502,555
#*  Doosan Infracore Co., Ltd.                            1,464,522  10,539,246
    DoubleUGames Co., Ltd.                                   23,909   1,345,404
#   Douzone Bizon Co., Ltd.                                 173,693   5,418,629
#*  Dragonfly GF Co., Ltd.                                   36,843     154,817
#   DRB Holding Co., Ltd.                                    70,545     600,794
#   DSK Co., Ltd.                                            42,405     401,774
#   DSR Corp.                                                15,255      87,130
#   DSR Wire Corp.                                           72,923     405,444
#*  DST ROBOT Co., Ltd.                                     354,850     745,681
#*  Duk San Neolux Co., Ltd.                                 36,346     797,373
#*  Duksan Hi-Metal Co., Ltd.                                56,787     425,304
#   Duksung Co., Ltd.                                        41,724     168,274
#   DY Corp.                                                192,270   1,237,417
#   DY POWER Corp.                                           46,682     741,316
#   e Tec E&C, Ltd.                                          13,564   1,665,560
    e-Credible Co., Ltd.                                      1,377      16,439
#   e-LITECOM Co., Ltd.                                      72,326     602,544
    E-MART, Inc.                                             85,119  19,322,783
*   e-Starco Co., Ltd.                                       29,408      26,676
#*  E-TRON Co., Ltd.                                      1,029,000     290,832
#   E1 Corp.                                                 22,206   1,214,593
#   Eagon Industrial, Ltd.                                   68,615     579,322
#   Easy Bio, Inc.                                          510,750   3,158,233
#*  EcoBio Holdings Co., Ltd.                                44,303     375,770
#*  Ecopro Co., Ltd.                                        149,228   3,939,753
#   EG Corp.                                                 23,730     152,947
#*  Ehwa Technologies Information Co., Ltd.               1,107,412     343,101
#   Elcomtec Co., Ltd.                                      135,076     271,640
#   Elentec Co., Ltd.                                       120,951     543,327
#*  ELK Corp.                                               336,919     395,718
#   EM-Tech Co., Ltd.                                       118,971   1,441,081
#*  Emerson Pacific, Inc.                                    25,564     704,725
#*  EMKOREA Co., Ltd.                                        48,875     174,683
#*  EMW Co., Ltd.                                            84,178     186,912
#   Enex Co., Ltd.                                          131,253     244,990
#   ENF Technology Co., Ltd.                                118,418   2,304,394
#   Eo Technics Co., Ltd.                                    37,384   2,797,584
#   Estechpharma Co., Ltd.                                   60,050     528,137
*   ESTsoft Corp.                                             3,612      25,301
#   Eugene Corp.                                            517,128   2,910,587
#*  Eugene Investment & Securities Co., Ltd.              1,047,463   3,454,443

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Eugene Technology Co., Ltd.                              80,195 $ 1,227,922
#   Eusu Holdings Co., Ltd.                                 109,713     746,753
#   EVERDIGM Corp.                                           61,308     679,089
#*  EXA E&C, Inc.                                            34,309      49,670
    F&F Co., Ltd.                                            60,638   1,519,543
#   Farmsco                                                 126,703   1,381,799
#*  FarmStory Co., Ltd.                                     439,340     563,438
#   Feelux Co., Ltd.                                        208,270     585,981
#   Fila Korea, Ltd.                                         60,895   4,026,863
#   Fine DNC Co., Ltd.                                       50,636     149,359
#   Fine Semitech Corp.                                      10,882      50,702
#   Fine Technix Co., Ltd.                                  191,662     416,391
#*  Finetex EnE, Inc.                                        62,200     261,624
#*  Firstec Co., Ltd.                                       151,053     478,952
#*  Foosung Co., Ltd.                                       464,243   4,561,260
    Fursys, Inc.                                             11,270     336,985
#*  G-SMATT GLOBAL Co., Ltd.                                 93,843   1,135,074
#*  Gamevil, Inc.                                            36,545   1,798,535
    Gaon Cable Co., Ltd.                                     16,461     379,332
#*  Genic Co., Ltd.                                          40,497     394,133
#*  Genie Music Corp.                                        73,457     318,152
#   Geumhwa PSC Co., Ltd.                                       874      29,346
#*  Gigalane Co., Ltd.                                        7,211      43,540
    GIIR, Inc.                                               16,730     149,217
#*  Global Display Co., Ltd.                                 53,667     190,111
#*  GNCO Co., Ltd.                                          667,649   1,244,233
#   Golfzon Co., Ltd.                                        26,377   1,196,830
#   GOLFZONNEWDIN Co., Ltd.                                 239,417   1,203,026
*   Good People Co., Ltd.                                     8,052      14,533
#   Grand Korea Leisure Co., Ltd.                           273,083   5,604,417
#   Green Cross Corp.                                        15,757   2,591,236
    Green Cross Holdings Corp.                              105,383   3,089,538
#*  GS Engineering & Construction Corp.                     316,029   8,986,528
#*  GS Global Corp.                                         522,293   1,446,604
    GS Holdings Corp.                                       509,708  34,357,929
    GS Home Shopping, Inc.                                   17,964   3,777,699
    GS Retail Co., Ltd.                                     103,001   4,453,383
#   Gwangju Shinsegae Co., Ltd.                               3,041     666,888
    Haesung Industrial Co., Ltd.                              6,757      78,499
#*  Halla Corp.                                             148,475     658,269
    Halla Holdings Corp.                                     89,344   5,265,100
#   Han Kuk Carbon Co., Ltd.                                264,241   1,415,131
    Hana Financial Group, Inc.                            1,105,541  50,442,662
#*  Hana Micron, Inc.                                       125,412     567,875
    Hana Tour Service, Inc.                                  55,813   4,247,968
    Hancom, Inc.                                            111,106   1,587,764
    Handok, Inc.                                             35,690     802,567
    Handsome Co., Ltd.                                      100,878   3,254,320
    Hanil Cement Co., Ltd.                                   31,832   3,524,441
#*  Hanil Vacuum Co., Ltd.                                   76,929     164,690
#*  Hanjin Heavy Industries & Construction Co., Ltd.        762,910   3,023,256
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                   85,414     433,325
#*  Hanjin Kal Corp.                                        363,624   7,641,224

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   Hanjin P&C Co., Ltd.                                    155,684 $   307,531
    Hanjin Transportation Co., Ltd.                         107,056   3,019,542
#*  Hankook Cosmetics Co., Ltd.                              96,056   1,328,583
#   Hankook Cosmetics Manufacturing Co., Ltd.                 4,008      84,140
    Hankook Shell Oil Co., Ltd.                               5,820   2,142,905
    Hankook Tire Co., Ltd.                                  565,657  31,610,542
    Hankuk Glass Industries, Inc.                             3,770     104,003
    Hankuk Paper Manufacturing Co., Ltd.                     19,029     502,465
    Hankuk Steel Wire Co., Ltd.                               5,197      14,048
#   Hanla IMS Co., Ltd.                                      12,172      79,420
#*  Hanmi Pharm Co., Ltd.                                    29,788   9,792,307
#*  Hanmi Science Co., Ltd.                                  33,112   2,464,424
#   Hanmi Semiconductor Co., Ltd.                           155,349   1,172,187
#   HanmiGlobal Co., Ltd.                                    49,244     521,166
    Hanon Systems                                         1,053,600   9,642,970
#   Hans Biomed Corp.                                        36,047     534,490
#   Hansae Co., Ltd.                                        124,022   2,901,439
#   Hansae Yes24 Holdings Co., Ltd.                         131,904   1,167,708
#   Hanshin Construction                                     51,508     936,597
#   Hanshin Machinery Co.                                   172,346     674,559
    Hansol Chemical Co., Ltd.                                82,543   5,573,187
*   Hansol Holdings Co., Ltd.                               458,439   2,552,165
#*  Hansol HomeDeco Co., Ltd.                               541,475     721,015
    Hansol Logistics Co., Ltd.                               31,484      68,099
    Hansol Paper Co., Ltd.                                  174,930   2,970,037
#*  Hansol SeenTec Co., Ltd.                                233,491     260,804
#*  Hansol Technics Co., Ltd.                               161,520   2,252,364
    Hanssem Co., Ltd.                                        62,088   9,763,836
    Hanwha Chemical Corp.                                   792,414  23,884,532
    Hanwha Corp.                                            513,393  22,454,939
#*  Hanwha Galleria Timeworld Co., Ltd.                      13,212     336,513
    Hanwha General Insurance Co., Ltd.                      464,528   4,171,623
#*  Hanwha Investment & Securities Co., Ltd.              1,676,329   5,507,365
#   Hanwha Life Insurance Co., Ltd.                       1,321,971   8,919,744
#*  Hanwha Techwin Co., Ltd.                                201,787   7,201,751
#   Hanyang Eng Co., Ltd.                                    43,040     501,508
    Hanyang Securities Co., Ltd.                             28,467     208,360
#   Harim Co., Ltd.                                         257,322   1,050,625
#   Harim Holdings Co., Ltd.                                350,005   1,304,692
#   HB Technology Co., Ltd.                                 588,285   2,468,450
#   Heung-A Shipping Co., Ltd.                            1,118,203   1,324,750
*   Heungkuk Fire & Marine Insurance Co., Ltd.               56,873     337,925
#   High Tech Pharm Co., Ltd.                                21,787     242,374
    Hite Jinro Co., Ltd.                                    168,302   3,601,818
    Hitejinro Holdings Co., Ltd.                             82,816     854,799
*   HizeAero Co., Ltd.                                          528       4,256
#   HMC Investment Securities Co., Ltd.                     185,567   1,973,363
#   Home Center Holdings Co., Ltd.                          208,610     726,178
#*  Homecast Co., Ltd.                                      162,139   1,308,936
    Hotel Shilla Co., Ltd.                                  104,501   6,060,761
#   HS Industries Co., Ltd.                                 303,212   2,555,139
#   HS R&A Co., Ltd.                                        317,646     838,521
#   Huchems Fine Chemical Corp.                             122,212   2,723,832

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   Hugel, Inc.                                              11,748 $ 6,102,189
    Humax Co., Ltd.                                         170,318   1,643,474
#   Humedix Co., Ltd.                                        25,104     667,661
#*  Huneed Technologies                                      27,369     251,994
*   Huons Co., Ltd.                                          28,293   1,329,031
#   Huons Global Co., Ltd.                                   42,131   1,311,989
    Husteel Co., Ltd.                                         3,731      50,681
#   Huvis Corp.                                             136,673     995,641
#   Huvitz Co., Ltd.                                         42,161     489,763
    Hwa Shin Co., Ltd.                                      172,102     885,520
    Hwacheon Machine Tool Co., Ltd.                           4,514     239,628
#   Hwail Pharm Co., Ltd.                                    61,422     368,164
#   Hwangkum Steel & Technology Co., Ltd.                    56,031     456,772
    HwaSung Industrial Co., Ltd.                             81,023   1,100,469
#   Hy-Lok Corp.                                             62,019   1,277,159
    Hyosung Corp.                                           192,477  28,813,863
    HyosungITX Co., Ltd.                                      8,136     114,190
#   Hyundai BNG Steel Co., Ltd.                             104,349   1,197,962
*   Hyundai Cement Co.                                        5,301     117,407
*   Hyundai Construction Equipment Co., Ltd.                  5,844   1,914,130
#   Hyundai Corp Holdings Inc.                               53,546     705,811
    Hyundai Corp.                                            69,133   1,257,058
#   Hyundai Department Store Co., Ltd.                      113,305  11,240,889
    Hyundai Development Co-Engineering & Construction       317,235  12,083,858
#*  Hyundai Electric & Energy System Co., Ltd.                6,050   1,751,682
    Hyundai Elevator Co., Ltd.                               65,548   3,144,787
    Hyundai Engineering & Construction Co., Ltd.            509,920  20,622,424
#   Hyundai Engineering Plastics Co., Ltd.                  218,743   1,359,039
    Hyundai Glovis Co., Ltd.                                119,050  16,704,731
    Hyundai Greenfood Co., Ltd.                             209,371   3,420,093
#*  Hyundai Heavy Industries Co., Ltd.                      105,287  16,405,293
    Hyundai Home Shopping Network Corp.                      24,208   2,983,859
    Hyundai Hy Communications & Networks Co., Ltd.          312,446   1,167,109
    Hyundai Livart Furniture Co., Ltd.                       71,724   1,620,874
    Hyundai Marine & Fire Insurance Co., Ltd.               595,632  24,165,445
#*  Hyundai Merchant Marine Co., Ltd.                        41,060     285,809
#*  Hyundai Mipo Dockyard Co., Ltd.                          91,283   8,762,373
    Hyundai Mobis Co., Ltd.                                 181,962  39,989,258
    Hyundai Motor Co.                                       432,370  55,972,732
#   Hyundai Pharmaceutical Co., Ltd.                        136,968     525,918
#*  Hyundai Robotics Co., Ltd.                               19,634   7,728,790
#*  Hyundai Rotem Co., Ltd.                                 122,642   2,054,671
    Hyundai Steel Co.                                       423,043  23,684,749
#   Hyundai Wia Corp.                                       121,542   7,496,235
#   HyVision System, Inc.                                    67,929     780,107
#   I Controls, Inc.                                         12,400     329,291
#   i-Components Co., Ltd.                                   44,085     291,509
    i-SENS, Inc.                                             39,500     960,044
#   I3System, Inc.                                           18,310     413,167
#*  iA, Inc.                                                164,417     531,505
#   ICD Co., Ltd.                                            84,235   1,079,112
#*  IE, Ltd.                                              1,180,489     262,671
#*  IHQ, Inc.                                               565,080   1,055,190

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Il Dong Holdings Co., Ltd.                               25,241 $   347,435
    IL Dong Pharmaceutical Co., Ltd.                         25,645     441,034
    Ilji Technology Co., Ltd.                                 2,788      12,875
#*  Iljin Display Co., Ltd.                                 109,773     769,928
    Iljin Electric Co., Ltd.                                126,274     509,292
#   Iljin Holdings Co., Ltd.                                206,150   1,063,617
#   Iljin Materials Co., Ltd.                                53,008   1,774,352
#   Ilshin Spinning Co., Ltd.                                13,182   1,431,643
#   Ilsung Pharmaceuticals Co., Ltd.                          3,552     417,263
#*  IM Co., Ltd.                                             92,744     362,682
#   iMarketKorea, Inc.                                      162,438   1,850,421
#   iMBC Co., Ltd.                                           28,170      86,830
#   InBody Co., Ltd.                                        107,851   2,822,553
    Industrial Bank of Korea                                941,157  13,001,223
#*  Infinitt Healthcare Co., Ltd.                            68,143     410,388
#*  Infraware, Inc.                                         126,506     174,590
*   INITECH Co., Ltd.                                        71,281     481,206
#*  InkTec Co., Ltd.                                          8,166      42,017
#   Innocean Worldwide, Inc.                                 27,560   1,681,659
#*  InnoWireless, Inc.                                       22,924     293,976
#*  Innox Advanced Materials Co., Ltd.                       54,110   3,297,710
#*  Innox Corp.                                              23,286     454,033
#*  Insun ENT Co., Ltd.                                     209,144   1,509,385
#   Intelligent Digital Integrated Security Co., Ltd.        27,364     198,177
#*  Interflex Co., Ltd.                                      32,414     999,262
    Intergis Co., Ltd.                                       13,600      38,347
#   Interojo Co., Ltd.                                       65,593   2,095,351
#   Interpark Corp.                                          34,340     295,630
#   Interpark Holdings Corp.                                445,117   2,279,238
#   INTOPS Co., Ltd.                                        137,726   1,444,236
#*  INVENIA Co., Ltd.                                        92,563     445,678
    Inzi Controls Co., Ltd.                                  44,490     202,994
#   INZI Display Co., Ltd.                                  124,958     210,396
#*  Iones Co., Ltd.                                          31,166     472,862
    IS Dongseo Co., Ltd.                                    119,430   4,429,813
#   ISC Co., Ltd.                                            55,740   1,275,962
#   ISU Chemical Co., Ltd.                                   74,521   1,192,583
#   IsuPetasys Co., Ltd.                                    216,276     836,365
#   J.ESTINA Co., Ltd.                                       45,611     250,961
#*  Jaeyoung Solutec Co., Ltd.                               61,384     123,563
#   Jahwa Electronics Co., Ltd.                              97,182   1,620,454
#   JASTECH, Ltd.                                            91,376   1,563,710
#*  Jayjun Cosmetic Co., Ltd.                               146,647     685,265
    JB Financial Group Co., Ltd.                          1,218,310   7,547,679
#   JC Hyun System, Inc.                                     51,148     276,654
*   Jcontentree Corp.                                       379,288   1,454,091
#   Jeil Pharma Holdings, Inc.                                5,627     245,490
#*  Jeil Pharmaceutical Co., Ltd.                            13,606     872,982
    Jeju Air Co., Ltd.                                       52,021   1,662,220
#*  Jeju Semiconductor Corp.                                 17,264      52,373
    Jinro Distillers Co., Ltd.                               11,168     332,267
#   Jinsung T.E.C.                                           53,672     443,598
    JLS Co., Ltd.                                            30,985     205,100

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
*   JoyCity Corp.                                            11,408 $   143,276
*   Jusung Engineering Co., Ltd.                            330,572   4,811,837
    JVM Co., Ltd.                                            16,546     846,803
#   JW Holdings Corp.                                       254,535   2,039,710
#   JW Pharmaceutical Corp.                                  53,260   2,246,259
#*  JYP Entertainment Corp.                                 224,395   1,423,310
    Kakao Corp.                                              53,822   5,765,282
    Kangnam Jevisco Co., Ltd.                                30,491   1,103,487
    Kangwon Land, Inc.                                      237,991   7,870,899
#   KAON Media Co., Ltd.                                    113,901   1,205,890
    KB Financial Group, Inc.                                679,084  36,107,002
    KB Financial Group, Inc. ADR                            460,499  24,498,547
    KC Cottrell Co., Ltd.                                     5,541      25,440
#   KC Green Holdings Co., Ltd.                             124,159     686,636
#   KC Tech Co., Ltd.                                       147,051   3,120,359
#   KCC Corp.                                                36,811  14,346,376
#   KCC Engineering & Construction Co., Ltd.                 24,682     238,091
#*  KEC Corp.                                               687,881     593,798
#   KEPCO Engineering & Construction Co., Inc.               53,233     901,306
    KEPCO Plant Service & Engineering Co., Ltd.              96,518   3,880,821
#   Keyang Electric Machinery Co., Ltd.                     187,397     805,496
#*  KEYEAST Co., Ltd.                                       600,675   1,159,515
#   KG Chemical Corp.                                        78,087   1,089,716
    KG Eco Technology Service Co., Ltd.                     166,698     671,372
#   Kginicis Co., Ltd.                                       75,281     871,025
#   KGMobilians Co., Ltd.                                   128,571     852,489
    KH Vatec Co., Ltd.                                      122,214     908,650
    Kia Motors Corp.                                        763,827  24,959,406
    KISCO Corp.                                              41,483   1,603,221
    KISCO Holdings Co., Ltd.                                  5,341     359,332
#   Kishin Corp.                                             42,990     181,349
    KISWIRE, Ltd.                                            56,027   1,971,707
    KIWOOM Securities Co., Ltd.                              73,101   5,548,273
#*  KJ Pretech Co., Ltd.                                     15,679      36,332
#*  KleanNara Co., Ltd.                                     159,781     714,024
*   KMH Co., Ltd.                                            97,222     903,562
*   KMH Hitech Co., Ltd.                                     53,654      58,258
*   KMW Co., Ltd.                                             4,134      48,556
#   Kocom Co., Ltd.                                          25,809     192,688
#   Kodaco Co., Ltd.                                        387,826   1,224,867
#*  KODI-M Co., Ltd.                                        301,326     297,091
    Koentec Co., Ltd.                                       342,553   1,475,425
    Koh Young Technology, Inc.                               84,723   4,858,758
#   Kolao Holdings                                          172,464     852,666
#   Kolmar BNH Co., Ltd.                                     43,669     798,109
#   Kolon Corp.                                              49,474   2,736,741
#   Kolon Global Corp.                                       52,211     593,038
#   Kolon Industries, Inc.                                  116,412   6,832,852
#   Kolon Plastic, Inc.                                      67,449     410,841
    Komelon Corp.                                            19,563     168,839
#*  Komipharm International Co., Ltd.                        59,209   2,143,372
#*  KONA I Co., Ltd.                                        124,441   1,457,390
#   Kook Soon Dang Brewery Co., Ltd.                        168,269     968,502

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Kopla Co., Ltd.                                          67,004 $   371,728
#   Korea Aerospace Industries, Ltd.                        242,168  11,201,787
#   Korea Alcohol Industrial Co., Ltd.                      133,410     971,064
#   Korea Autoglass Corp.                                    71,139   1,330,357
#   Korea Cast Iron Pipe Industries Co., Ltd.                47,096     435,567
#   Korea Circuit Co., Ltd.                                 128,475   1,542,761
    Korea District Heating Corp.                             27,847   1,926,736
    Korea Electric Power Corp.                              320,659  12,784,046
    Korea Electric Power Corp. Sponsored ADR                680,469  13,657,013
    Korea Electric Terminal Co., Ltd.                        39,946   2,519,703
#   Korea Electronic Certification Authority, Inc.           89,901     507,411
#   Korea Electronic Power Industrial Development Co., Ltd.  93,274     379,272
#   Korea Export Packaging Industrial Co., Ltd.              11,810     203,697
    Korea Flange Co., Ltd.                                   30,363     364,612
#   Korea Fuel-Tech Corp.                                    65,513     280,154
*   Korea Gas Corp.                                         152,884   6,857,871
#   Korea Industrial Co., Ltd.                               46,780     137,946
#*  Korea Information & Communications Co, Ltd.             136,212   1,394,148
#   Korea Information Certificate Authority, Inc.            69,658     352,486
    Korea Investment Holdings Co., Ltd.                     235,934  15,011,950
#   Korea Kolmar Co., Ltd.                                   77,665   4,927,108
#   Korea Kolmar Holdings Co., Ltd.                          36,273     971,249
#*  Korea Line Corp.                                        125,029   3,606,405
#*  Korea Materials & Analysis Corp.                         47,831     835,078
    Korea Petrochemical Ind Co., Ltd.                        30,926   7,133,439
    Korea United Pharm, Inc.                                 50,469     908,987
    Korea Zinc Co., Ltd.                                     33,804  14,902,747
*   Korean Air Lines Co., Ltd.                              429,654  13,643,891
    Korean Reinsurance Co.                                  638,370   7,359,200
#   Kortek Corp.                                             95,907   1,200,041
    KPX Chemical Co., Ltd.                                   14,176     901,971
#*  KR Motors Co., Ltd.                                     360,460     250,210
#*  KSCB Co., Ltd.                                           79,047     343,417
#   Ksign Co., Ltd.                                         159,104     254,516
    KSS LINE, Ltd.                                           50,104     438,558
    KT Corp.                                                 35,348   1,099,122
#   KT Corp. Sponsored ADR                                  309,798   5,635,226
*   KT Hitel Co., Ltd.                                       70,746     419,453
    KT Skylife Co., Ltd.                                    236,649   3,531,463
#   KT Submarine Co., Ltd.                                   98,008     399,394
    KT&G Corp.                                              272,127  27,718,496
*   KTB Investment & Securities Co., Ltd.                   571,769   1,832,679
    KTCS Corp.                                              257,251     548,444
#   Ktis Corp.                                              221,424     641,910
#*  Kuk Young G&M                                            79,758      89,668
    Kukbo Design Co., Ltd.                                   10,164     181,514
#   Kukdo Chemical Co., Ltd.                                 33,748   1,724,779
#   Kukdong Oil & Chemicals Co., Ltd.                        36,882     112,539
#*  Kum Yang Co., Ltd. .                                     19,425      38,494
*   Kumho Electric Co., Ltd.                                 20,072     178,423
    Kumho Industrial Co., Ltd.                              129,422   1,307,390
#   Kumho Petrochemical Co., Ltd.                           102,571   6,914,806
#*  Kumho Tire Co., Inc.                                    770,381   5,195,341

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Kumkang Kind Co., Ltd.                                   25,683 $   864,857
    Kwang Dong Pharmaceutical Co., Ltd.                     270,349   2,035,552
#*  Kwang Myung Electric Co., Ltd.                          289,709     644,189
    Kwangju Bank Co., Ltd.                                  283,732   3,511,741
#*  Kyeryong Construction Industrial Co., Ltd.               25,308     404,398
    Kyobo Securities Co., Ltd.                              244,354   2,293,268
    Kyongbo Pharmaceutical Co., Ltd.                         73,701     836,592
#   Kyung Dong Navien Co., Ltd.                              39,371   1,244,996
*   Kyung Nam Pharm Co., Ltd.                                22,814     192,481
#   Kyung-In Synthetic Corp.                                222,332     789,320
#   Kyungbang, Ltd.                                          87,261   1,271,220
#   Kyungchang Industrial Co., Ltd.                         114,559     502,254
*   KyungDong City Gas Co., Ltd.                             12,833     581,416
#   KyungDong Invest Co., Ltd.                                7,800     370,774
#   Kyungdong Pharm Co., Ltd.                                50,062     858,975
#   L&F Co., Ltd.                                            74,265   1,788,629
*   LabGenomics Co., Ltd.                                     5,909      39,856
#*  LB Semicon, Inc.                                        353,292     880,294
#   LEADCORP, Inc. (The)                                    168,962   1,141,532
#*  Leaders Cosmetics Co., Ltd.                             119,776   1,562,540
    Lee Ku Industrial Co., Ltd.                             179,631     372,425
#   LEENO Industrial, Inc.                                   63,049   2,792,967
#   Leenos Corp.                                             97,282     268,740
    LF Corp.                                                217,421   6,093,236
    LG Chem, Ltd.                                           230,246  67,502,555
    LG Corp.                                                279,081  18,801,016
#   LG Display Co., Ltd.                                  1,996,127  56,325,940
#   LG Display Co., Ltd. ADR                                865,280  12,312,934
#   LG Electronics, Inc.                                    809,746  48,539,904
    LG Hausys, Ltd.                                          65,444   6,431,801
#   LG Household & Health Care, Ltd.                         24,566  21,754,258
#   LG Innotek Co., Ltd.                                     85,026  11,386,251
    LG International Corp.                                  229,496   6,029,312
    LG Uplus Corp.                                        1,376,178  20,458,713
#   LIG Nex1 Co., Ltd.                                       27,504   2,012,462
#   Lion Chemtech Co., Ltd.                                  41,775     550,609
*   LIS Co., Ltd.                                            38,564     444,704
#*  Liveplex Co., Ltd.                                      486,439     381,604
#   LMS Co., Ltd.                                            35,029     365,849
    Lock & Lock Co., Ltd.                                   158,284   1,902,716
#   Loen Entertainment, Inc.                                 30,894   2,474,066
#*  LOT Vacuum Co., Ltd.                                     39,282     611,198
    Lotte Chemical Corp.                                    140,896  46,387,967
    Lotte Chilsung Beverage Co., Ltd.                         3,716   5,360,899
    Lotte Confectionery Co., Ltd.                            27,045   4,918,791
    LOTTE Fine Chemical Co., Ltd.                           154,140   5,953,551
    Lotte Food Co., Ltd.                                      5,216   2,909,728
    LOTTE Himart Co., Ltd.                                   96,419   5,996,671
#   Lotte Non-Life Insurance Co., Ltd.                      873,681   2,404,566
    Lotte Shopping Co., Ltd.                                 39,094   9,183,131
    LS Corp.                                                143,809  10,809,994
#   LS Industrial Systems Co., Ltd.                         110,952   5,726,175
*   Lumens Co., Ltd.                                        411,972   1,493,959

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Lutronic Corp.                                           40,776 $   422,900
#   Macquarie Korea Infrastructure Fund                   1,826,682  13,793,570
#*  Macrogen, Inc.                                           40,716     846,009
*   Maeil Dairies Co., Ltd.                                  20,712   1,395,528
#   Maeil Holdings Co., Ltd.                                 18,602     398,161
#*  Majestar Co., Ltd.                                       77,416     115,238
#   Mando Corp.                                              57,547  13,192,616
#*  Maniker Co., Ltd.                                       311,979     205,754
#*  Mcnex Co., Ltd.                                          38,108     650,813
#   MDS Technology Co., Ltd.                                 28,514     532,036
#*  Mediana Co., Ltd.                                        23,336     286,658
#*  Medifron DBT Co., Ltd.                                   32,096     129,515
#   Medy-Tox, Inc.                                           23,888  12,616,181
#   MegaStudy Co., Ltd.                                      21,017     567,070
#   MegaStudyEdu Co., Ltd.                                    9,247     291,520
#*  Melfas, Inc.                                            123,748     500,814
    Meritz Financial Group, Inc.                            328,638   4,463,748
    Meritz Fire & Marine Insurance Co., Ltd.                476,694  10,071,750
#   Meritz Securities Co., Ltd.                           2,197,895  10,230,442
#   META BIOMED Co., Ltd.                                    80,452     244,175
#*  Mgame Corp.                                             159,392     595,897
    Mi Chang Oil Industrial Co., Ltd.                         3,204     256,512
#*  MiCo, Ltd.                                              339,589   1,268,576
#   Minwise Co., Ltd.                                        61,400   1,116,387
#   Mirae Asset Daewoo Co., Ltd.                          1,078,256  10,459,616
    Mirae Asset Life Insurance Co., Ltd.                    302,114   1,417,958
#*  Mirae Corp.                                           1,526,714     350,796
    Miwon Chemicals Co., Ltd.                                 1,485      87,697
*   Miwon Commercial Co., Ltd.                                  456      92,020
#   Miwon Holdings Co., Ltd.                                  3,107     207,179
#*  Miwon Specialty Chemical Co., Ltd.                        8,622     470,736
#   MK Electron Co., Ltd.                                   189,725   1,897,681
#   MK Trend Co., Ltd.                                       16,796     189,049
#*  MNTech Co., Ltd.                                        140,333     888,489
#   Mobase Co., Ltd.                                        123,257     872,841
#*  Moda, Inc.                                               68,154     543,393
#*  Moda-InnoChips Co., Ltd.                                 34,587     251,967
    Modetour Network, Inc.                                   98,973   2,544,649
#   Monalisa Co., Ltd.                                       63,900     268,063
#   MonAmi Co., Ltd.                                         38,910     120,552
#   Moorim P&P Co., Ltd.                                    202,337     848,189
#*  Moorim Paper Co., Ltd.                                  156,425     381,731
#   Motonic Corp.                                            58,838     520,311
#*  MPK Group, Inc.                                         104,321     122,588
    Muhak Co., Ltd.                                         100,473   2,037,539
#   Multicampus Co, Ltd.                                     15,727     528,761
#   Myungmoon Pharm Co., Ltd.                               136,491     689,876
    Namhae Chemical Corp.                                   149,158   1,300,750
#*  Namsun Aluminum Co., Ltd.                               597,070     653,738
#*  Namuga Co., Ltd.                                          6,949     176,840
    Namyang Dairy Products Co., Ltd.                          2,179   1,425,328
*   Nanos Co., Ltd.                                           1,495      16,967
    Nasmedia Co., Ltd.                                       12,982     649,410

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    NAVER Corp.                                              80,873 $58,068,953
    NCSoft Corp.                                             35,482  11,444,555
#   NeoPharm Co., Ltd.                                       39,152   1,117,988
#*  Neowiz                                                  107,818   1,160,925
*   NEOWIZ HOLDINGS Corp.                                    52,007     712,825
#*  NEPES Corp.                                             197,976   1,802,061
    Nexen Corp.                                             219,067   1,728,416
    Nexen Tire Corp.                                        332,677   3,954,372
#*  Nexon GT Co., Ltd.                                       91,376     583,376
#*  Next Entertainment World Co., Ltd.                       17,672     127,120
#   Nexturn Co., Ltd.                                        50,595     723,582
    NH Investment & Securities Co., Ltd.                    945,926  11,964,995
#*  NHN Entertainment Corp.                                 135,448   9,282,585
#*  NHN KCP Corp.                                           102,353   1,699,790
    NICE Holdings Co., Ltd.                                 172,800   2,556,023
#   Nice Information & Telecommunication, Inc.               53,636   1,174,373
#   NICE Information Service Co., Ltd.                      313,318   2,564,838
#   NICE Total Cash Management Co., Ltd.                    157,419   1,476,932
#*  NK Co., Ltd.                                            621,432     599,792
#   Nong Shim Holdings Co., Ltd.                             17,364   1,698,744
#*  Nong Woo Bio Co., Ltd.                                   57,273     755,094
#   NongShim Co., Ltd.                                       15,054   4,296,766
    Noroo Holdings Co., Ltd.                                  9,220     124,127
#   NOROO Paint & Coatings Co., Ltd.                         84,760     661,826
    NPC                                                      83,760     478,412
#   NS Shopping Co., Ltd.                                   157,020   2,343,073
#*  Nuri Telecom Co., Ltd.                                   31,459     244,012
#*  NUTRIBIOTECH Co., Ltd.                                   73,538   1,448,977
#*  NUVOTEC Co., Ltd.                                        46,960     104,927
#   OCI Co., Ltd.                                           105,848   8,730,688
#*  Omnisystem Co., Ltd.                                    201,575     429,718
#*  ONDA Entertainment Co., Ltd.                            122,377     274,577
#   Openbase, Inc.                                          120,842     506,955
#   Opto Device Technology Co., Ltd.                         51,453     353,236
#*  OPTRON-TEC, Inc.                                        189,289   1,453,760
#*  Orientbio, Inc.                                         174,501     181,454
#*  Orion Corp.                                             118,495   8,693,481
#   Orion Holdings Corp.                                     61,598   1,519,209
#*  OSANGJAIEL Co., Ltd.                                     34,930     254,897
#*  Osstem Implant Co., Ltd.                                104,396   5,610,700
#*  Osung LST Co., Ltd.                                     297,005     174,034
    Ottogi Corp.                                              3,653   2,556,280
#*  Pan Ocean Co., Ltd.                                   1,199,585   6,245,901
#*  Pan-Pacific Co., Ltd.                                   198,950     699,828
#   Pang Rim Co., Ltd.                                        5,145     100,380
#*  PaperCorea, Inc.                                      2,001,518     538,529
#   Paradise Co., Ltd.                                      305,484   3,626,705
#   Partron Co., Ltd.                                       346,325   2,627,592
#*  Paru Co., Ltd.                                          245,234   1,440,253
#*  People & Technologies, Inc.                              39,160     475,932
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                       13,506     450,247
#*  Pharmicell Co., Ltd.                                    111,808     387,483
#*  Phoenix Materials Co., Ltd.                             162,456     151,373

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Pixelplus Co., Ltd.                                      15,194 $   139,780
#*  PNE Solution Co., Ltd.                                   18,571     130,759
#*  Pobis TNC Co., Ltd.                                     154,367     242,843
    POSCO                                                   101,924  30,456,403
#   POSCO Sponsored ADR                                     507,145  38,096,732
    POSCO Chemtech Co., Ltd.                                165,783   3,102,958
#   POSCO Coated & Color Steel Co., Ltd.                     19,799     565,209
    Posco Daewoo Corp.                                      286,499   6,016,159
#   Posco ICT Co., Ltd.                                     231,679   1,327,831
#   Posco M-Tech Co., Ltd.                                  110,113     252,967
#*  Power Logics Co., Ltd.                                  222,223     928,926
#*  Prostemics Co., Ltd.                                     54,062     151,680
#   Protec Co., Ltd.                                         30,107     420,607
#   PSK, Inc.                                               119,735   2,307,021
#   Pulmuone Co., Ltd.                                        7,199     800,826
    Pyeong Hwa Automotive Co., Ltd.                         142,620   1,828,241
*   RaonSecure Co., Ltd.                                    200,478     527,875
#*  Redrover Co., Ltd.                                       79,479     414,944
#   Reyon Pharmaceutical Co., Ltd.                           14,987     368,680
#   RFsemi Technologies, Inc.                                20,093     116,916
#*  RFTech Co., Ltd.                                        142,887     690,905
#   Robostar Co., Ltd.                                       56,082   1,087,731
#*  S Net Systems, Inc.                                      71,410     354,995
#*  S&S Tech Corp.                                          134,330     742,176
*   S&T Corp.                                                10,683     167,032
*   S&T Dynamics Co., Ltd.                                  206,513   1,716,996
    S&T Holdings Co., Ltd.                                   69,574   1,026,620
#   S&T Motiv Co., Ltd.                                      75,438   3,581,915
    S-1 Corp.                                                69,100   5,693,707
#*  S-Connect Co., Ltd.                                     521,020   1,031,234
#   S-Energy Co., Ltd.                                       62,361     508,869
#*  S-MAC Co., Ltd.                                         559,168     471,717
#   S-Oil Corp.                                             277,637  28,920,978
#   S.Y. Panel Co., Ltd.                                     80,097     664,592
#   Saeron Automotive Corp.                                   3,180      22,275
#   Sajo Industries Co., Ltd.                                23,617   1,614,580
*   Sajodongaone Co., Ltd.                                  119,520     175,198
#   Sam Chun Dang Pharm Co., Ltd.                           110,820   1,356,104
#*  SAM KANG M&T Co., Ltd.                                   98,037     544,994
    Sam Young Electronics Co., Ltd.                         103,654   1,273,296
#   Sam Yung Trading Co., Ltd.                               61,952   1,047,621
#   Sam-A Pharm Co., Ltd.                                     6,959     113,787
    Samchully Co., Ltd.                                      19,983   2,044,572
#   Samchuly Bicycle Co., Ltd.                               33,741     316,678
#   Samho Development Co., Ltd.                             143,939     645,208
#*  Samho International Co., Ltd.                            15,050     270,899
#   SAMHWA Paints Industrial Co., Ltd.                       72,557     571,402
#   Samick Musical Instruments Co., Ltd.                    430,438     746,006
#   Samick THK Co., Ltd.                                     86,236   1,698,795
#*  Samji Electronics Co., Ltd.                             130,722     967,043
#*  Samjin LND Co., Ltd.                                     57,071     145,780
    Samjin Pharmaceutical Co., Ltd.                          86,267   2,574,828
#   Samkee Automotive Co., Ltd.                              99,202     324,531

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Samkwang Glass                                          19,892 $  1,004,589
#   Sammok S-Form Co., Ltd.                                 78,873      968,007
*   SAMPYO Cement Co., Ltd.                                 94,126      324,684
    Samsung C&T Corp.                                      152,296   18,912,824
    Samsung Card Co., Ltd.                                 156,980    5,566,904
#   Samsung Climate Control Co., Ltd.                        5,930       67,291
    Samsung Electro-Mechanics Co., Ltd.                    271,394   22,664,935
    Samsung Electronics Co., Ltd.                          426,639  917,478,113
#*  Samsung Engineering Co., Ltd.                          319,634    2,912,381
    Samsung Fire & Marine Insurance Co., Ltd.              137,538   35,882,820
*   Samsung Heavy Industries Co., Ltd.                   1,607,271   16,084,778
    Samsung Life Insurance Co., Ltd.                       166,079   18,624,985
*   Samsung Pharmaceutical Co., Ltd.                        33,471      103,780
    Samsung SDI Co., Ltd.                                  168,001   25,245,002
    Samsung SDS Co., Ltd.                                   61,669    9,852,794
    Samsung Securities Co., Ltd.                           450,261   16,321,198
#   SAMT Co., Ltd.                                         488,243      978,066
#   Samwha Capacitor Co., Ltd.                              83,608    1,605,526
    Samyang Corp.                                           23,295    2,113,988
#   Samyang Foods Co., Ltd.                                 19,983      872,138
    Samyang Holdings Corp.                                  36,255    3,726,540
#   Samyang Tongsang Co., Ltd.                              17,506      775,624
#*  Samyoung Chemical Co., Ltd.                            158,910      209,408
#   Samyoung M-Tek Co., Ltd.                                34,531      119,335
#   Sang-A Frontec Co., Ltd.                                39,118      569,842
#*  Sangbo Corp.                                           227,166      476,929
    Sangsin Brake                                           16,775      103,281
#   SaraminHR Co, Ltd.                                      23,952      402,447
#   Satrec Initiative Co., Ltd.                             11,491      433,919
#   SAVEZONE I&C Corp.                                     101,623      454,918
#*  SBI Investment Korea Co., Ltd.                       1,048,626      553,194
    SBS Contents Hub Co., Ltd.                              33,928      276,220
    SBS Media Holdings Co., Ltd.                           441,383    1,197,402
#*  SBW                                                    856,440    1,060,288
#*  SDN Co., Ltd.                                           77,149      133,427
#   Seah Besteel Corp.                                     143,197    4,458,097
    SeAH Holdings Corp.                                      4,246      611,086
    SeAH Steel Corp.                                        36,215    3,146,289
    Sebang Co., Ltd.                                        90,768    1,204,800
    Sebang Global Battery Co., Ltd.                         71,557    2,478,959
*   Seegene, Inc.                                           32,732      852,360
    Sejong Industrial Co., Ltd.                            105,682      807,505
*   Sejong Telecom, Inc.                                   484,661      314,989
#   Sejoong Co., Ltd.                                       79,996      259,478
#   Sekonix Co., Ltd.                                       90,049    1,282,438
*   Selvas AI, Inc.                                         30,161      100,767
#   Sempio Co.                                               3,827      123,981
#   Sempio Foods Co.                                         8,094      279,102
#   Seobu T&D                                              112,411    1,636,255
#   Seohan Co., Ltd.                                       930,300    2,092,173
#   Seohee Construction Co., Ltd.                        2,125,815    2,385,728
#   Seondo Electric Co., Ltd.                               25,059       71,493
#   Seoul Auction Co., Ltd.                                 50,625      375,715

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Seoul Electronics & Telecom                             73,908 $    101,870
#   Seoul Pharma Co., Ltd.                                   5,092       50,222
#   Seoul Semiconductor Co., Ltd.                          346,206    6,432,386
    Seowon Co., Ltd.                                        64,632       89,276
#   SEOWONINTECH Co., Ltd.                                  78,732      855,140
#   Seoyon Co., Ltd.                                       117,533    1,035,020
    Seoyon E-Hwa Co., Ltd.                                  15,727      189,067
#*  Sewon Cellontech Co., Ltd.                             379,364      901,800
    Sewon Precision Industry Co., Ltd.                       8,303      122,434
#   SEWOONMEDICAL Co., Ltd.                                119,681      393,687
#   SFA Engineering Corp.                                  170,668    5,725,284
#*  SFA Semicon Co, Ltd.                                   778,494    2,085,649
#*  SFC Co., Ltd.                                           63,513      198,940
#*  SG Corp.                                             1,122,090    1,022,683
#*  SG&G Corp.                                             236,478      807,267
#*  SGA Co., Ltd.                                          494,133      444,090
#   SH Energy & Chemical Co., Ltd.                         923,614    1,197,529
#*  Shin Poong Pharmaceutical Co., Ltd.                    225,378    1,191,868
    Shinhan Financial Group Co., Ltd.                      575,748   27,363,555
    Shinhan Financial Group Co., Ltd. ADR                  333,226   15,834,899
#   Shinil Industrial Co., Ltd.                            214,068      354,674
#   Shinsegae Engineering & Construction Co., Ltd.          23,481      678,627
#   Shinsegae Food Co., Ltd.                                 6,003      783,755
#   Shinsegae Information & Communication Co., Ltd.         11,216      826,371
#   Shinsegae International, Inc.                           18,504    1,119,597
#   Shinsegae, Inc.                                         53,721   11,416,602
#*  Shinsung E&G Energy Co., Ltd.                          582,918    1,176,807
#*  Shinsung Tongsang Co., Ltd.                            715,586      635,155
#   Shinwha Intertek Corp.                                 229,215      637,510
*   Shinwon Construction Co., Ltd.                          17,181      106,139
#*  Shinwon Corp.                                          314,826      537,736
    Shinyoung Securities Co., Ltd.                          23,056    1,217,515
#   SHOWBOX Corp.                                          315,502    1,790,263
#*  Signetics Corp.                                        498,552      617,194
#*  SIGONG TECH Co., Ltd.                                   83,283      501,524
    Silicon Works Co., Ltd.                                 78,008    2,482,506
    Silla Co., Ltd.                                         52,078      665,417
#   SIMMTECH Co., Ltd.                                     168,019    1,559,579
#*  SIMMTECH HOLDINGS Co., Ltd.                            297,091      746,336
    SIMPAC, Inc.                                           121,088      501,117
    Sindoh Co., Ltd.                                        31,417    1,618,091
#   SJM Co., Ltd.                                           47,500      246,615
#   SK Bioland Co., Ltd.                                    46,277      673,904
#   SK Chemicals Co., Ltd.                                  95,391    5,836,361
#   SK D&D Co., Ltd.                                        16,468      504,040
#   SK Gas, Ltd.                                            44,741    4,597,506
    SK Holdings Co., Ltd.                                  275,387   66,793,521
    SK Hynix, Inc.                                       3,141,984  184,724,603
    SK Innovation Co., Ltd.                                275,113   43,419,955
#   SK Materials Co., Ltd.                                  36,450    6,011,128
    SK Networks Co., Ltd.                                  940,020    5,317,631
#*  SK Securities Co., Ltd.                              3,547,652    4,106,202
    SK Telecom Co., Ltd.                                    46,861   11,586,494

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd. ADR                                  48,757 $1,329,116
    SKC Co., Ltd.                                            228,842  7,407,348
#*  SKC Solmics Co., Ltd.                                    286,076  1,150,894
    SKCKOLONPI, Inc.                                          69,633  1,695,120
    SL Corp.                                                 135,344  2,689,801
#*  SM Culture & Contents Co., Ltd.                          166,971    428,840
#*  SM Entertainment Co.                                     134,455  3,555,478
#   SMCo.re, Inc.                                              2,335     35,586
#   SMEC Co., Ltd.                                           142,226    496,653
#*  SNTEK Co., Ltd.                                            5,277     32,479
#*  SNU Precision Co., Ltd.                                   65,486    283,418
#*  Solborn, Inc.                                            112,298    532,739
#*  Solco Biomedical Co., Ltd.                               303,518    202,503
#*  Solid, Inc.                                              165,177    340,009
#   Songwon Industrial Co., Ltd.                             173,203  3,157,946
#*  Sonokong Co., Ltd.                                       165,220    668,358
#   Soosan Heavy Industries Co., Ltd.                         69,489     90,970
#   Soulbrain Co., Ltd.                                       91,008  5,569,737
#   SPC Samlip Co., Ltd.                                      15,769  2,325,477
#   SPG Co., Ltd.                                             46,435    296,585
#   Spigen Korea Co., Ltd.                                    22,187    792,898
    Ssangyong Cement Industrial Co., Ltd.                    206,783  2,649,835
#*  Ssangyong Information & Communication                     48,043     90,631
#   Ssangyong Materials Corp.                                160,017    373,840
*   Ssangyong Motor Co.                                      262,621  1,463,746
#   Suheung Co., Ltd.                                         31,063    967,421
    Sun Kwang Co., Ltd.                                       16,874    275,176
#   Sunchang Corp.                                            62,367    552,492
#*  SundayToz Corp.                                           32,806    532,167
#   Sung Bo Chemicals Co., Ltd.                               42,322    252,274
#   Sung Kwang Bend Co., Ltd.                                235,904  2,085,334
#   Sungchang Enterprise Holdings, Ltd.                      579,822  1,498,219
#   Sungdo Engineering & Construction Co., Ltd.               69,990    419,067
*   Sungshin Cement Co., Ltd.                                159,880  1,057,616
    Sungwoo Hitech Co., Ltd.                                 383,666  2,447,313
#   Sunjin Co., Ltd.                                          67,319  1,118,778
#*  Sunny Electronics Corp.                                   37,600     82,657
#*  Suprema HQ, Inc.                                          25,328    165,294
#*  Suprema, Inc.                                             29,503    663,770
#*  Synopex, Inc.                                            652,136  1,204,828
#   Systems Technology, Inc.                                 100,126  1,607,002
#*  T'way Holdings, Inc.                                     317,765  1,018,103
#   Tae Kyung Industrial Co., Ltd.                            73,750    329,847
    Taekwang Industrial Co., Ltd.                              3,300  3,641,211
#*  Taewoong Co., Ltd.                                       102,813  2,097,718
#*  Taeyoung Engineering & Construction Co., Ltd.            381,955  3,146,272
#*  Taihan Electric Wire Co., Ltd.                           567,217    631,460
*   Taihan Fiberoptics Co., Ltd.                               8,734     29,486
#*  Taihan Textile Co., Ltd.                                   1,301     97,960
#   Tailim Packaging Co., Ltd.                                67,233    154,417
#*  TBH Global Co., Ltd.                                     164,669  1,572,674
#   TechWing, Inc.                                           100,417  1,269,458
#   Telechips, Inc.                                           15,890    178,923

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Tera Semicon Co., Ltd.                                    94,086 $2,686,137
#   TES Co., Ltd.                                            125,828  3,352,785
#*  Tesna Co., Ltd.                                           23,496    398,138
#*  Texcell-NetCom Co., Ltd.                                 328,921  2,884,649
#*  Theragen Etex Co., Ltd.                                   17,491     87,649
#*  Thinkware Systems Corp.                                   55,844    571,114
#*  TK Chemical Corp.                                        516,365  1,023,113
#   TK Corp.                                                 144,933  1,244,165
#   TOBESOFT Co., Ltd.                                        14,691     88,484
    Tokai Carbon Korea Co., Ltd.                              42,223  1,871,139
#   Tong Yang Moolsan Co., Ltd.                              381,058    638,585
    Tongyang Life Insurance Co., Ltd.                        390,321  3,394,366
    Tongyang pile, Inc.                                        5,078     32,576
#   Tongyang, Inc.                                         1,632,979  3,257,713
#   Tonymoly Co., Ltd.                                        34,741    573,100
#   Top Engineering Co., Ltd.                                114,448    694,338
    Toptec Co., Ltd.                                         176,310  4,560,908
#   Tovis Co., Ltd.                                          135,860  1,087,537
#*  Trais Co., Ltd.                                           52,841     77,297
    TS Corp.                                                  32,898    774,390
#   UBCare Co., Ltd.                                         114,292    348,285
#   Ubiquoss Holdings, Inc.                                   85,888    492,975
#*  Ubiquoss, Inc.                                            24,418    437,559
#*  Ubivelox, Inc.                                            14,683    147,891
#*  Ugint Co., Ltd.                                        2,500,081    679,525
    UIL Co., Ltd.                                             26,280    164,705
#   Uju Electronics Co., Ltd.                                 50,372    665,867
    Unid Co., Ltd.                                            48,639  2,218,642
#   Union Semiconductor Equipment & Materials Co., Ltd.      116,507    724,065
#   Uniquest Corp.                                            92,582    621,624
#*  Unison Co., Ltd.                                         116,022    467,808
#   UniTest, Inc.                                            182,167  1,934,008
#   Value Added Technologies Co., Ltd.                        80,608  2,232,495
#   Viatron Technologies, Inc.                                51,934  1,020,453
#*  Vidente Co., Ltd.                                          3,643     10,046
    Vieworks Co., Ltd.                                        63,950  2,800,484
#   Visang Education, Inc.                                    85,564    997,666
#   Vitzrocell Co., Ltd.                                      67,928    880,172
#*  W Holding Co., Ltd.                                      275,256    169,625
*   Webzen, Inc.                                             122,204  1,888,266
#*  Welcron Co., Ltd.                                         87,278    246,412
#   WeMade Entertainment Co., Ltd.                            52,608  1,529,430
    Whanin Pharmaceutical Co., Ltd.                           98,586  1,739,240
#*  WillBes & Co. (The)                                      559,699  1,044,766
#   Winix, Inc.                                               18,162    177,668
#*  Winnova Co., Ltd.                                        246,261    128,737
#   Wins Co., Ltd.                                            43,865    497,291
#   WiSoL Co., Ltd.                                          187,224  2,373,695
*   WIZIT Co., Ltd.                                          288,767    268,236
#*  WONIK CUBE Corp.                                          46,904     94,127
#*  Wonik Holdings Co., Ltd.                                 314,942  2,416,454
#*  WONIK IPS Co., Ltd.                                      177,736  5,180,402
#*  Wonik Materials Co., Ltd.                                 14,286    986,420

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#*  Wonik QnC Corp.                                       80,419 $      849,839
    Woojin Plaimm Co., Ltd.                                1,088         14,389
*   Woongjin Co., Ltd.                                   421,146        846,934
#*  Woongjin Energy Co., Ltd.                            140,710      1,012,102
*   Woongjin Thinkbig Co., Ltd.                          219,308      1,400,638
    Woori Bank                                         1,674,358     28,596,457
#   Woori Bank Sponsored ADR                               1,525         78,171
#*  Woori Investment Bank Co., Ltd.                    2,056,434      1,292,449
#*  Woori Technology, Inc.                               110,030         52,319
#*  Wooridul Pharmaceutical, Ltd.                         28,523        204,643
#   Woory Industrial Co., Ltd.                            57,232      1,685,168
#   Wooshin Systems Co., Ltd.                             52,243        329,506
#   Woosu AMS Co., Ltd.                                   88,441        229,527
#   WooSung Feed Co., Ltd.                               222,792        611,275
#   Y G-1 Co., Ltd.                                       69,666        725,105
#*  YD Online Corp.                                      135,587        527,905
#*  YeaRimDang Publishing Co., Ltd.                      135,522      1,172,329
#   Yeong Hwa Metal Co., Ltd.                            172,763        251,407
#   YES24 Co., Ltd.                                       32,156        193,985
    YESCO Co., Ltd.                                       14,992        513,166
#   YG Entertainment, Inc.                                44,388      1,169,734
#*  YJM Games Co., Ltd.                                   47,155        126,742
#   YMC Co., Ltd.                                         68,334      1,306,039
#*  Yonwoo Co., Ltd.                                      18,522        451,710
#   Yoosung Enterprise Co., Ltd.                         173,620        632,886
#   YooSung T&S Co., Ltd.                                140,682        535,576
#   Youlchon Chemical Co., Ltd.                           73,044        904,048
#   Young Heung Iron & Steel Co., Ltd.                   174,829        225,705
    Young Poong Corp.                                      2,368      2,619,826
#   Young Poong Precision Corp.                           97,162        815,380
#   Youngone Corp.                                       131,172      3,843,020
    Youngone Holdings Co., Ltd.                           34,770      1,670,851
#*  YoungWoo DSP Co., Ltd.                                88,679        607,944
    YTN Co., Ltd.                                         18,296         38,745
#*  Yuanta Securities Korea Co., Ltd.                  1,351,423      4,686,960
    Yuhan Corp.                                           28,150      5,949,943
    YuHwa Securities Co., Ltd.                             5,800         80,346
#*  Yungjin Pharmaceutical Co., Ltd.                     265,384      2,271,706
#*  Yuyang DNU Co., Ltd.                                 112,890        385,183
#   Zeus Co., Ltd.                                        43,409        663,553
*   Zungwon En-Sys, Inc.                                   9,089         19,515
                                                                 --------------
TOTAL SOUTH KOREA                                                 4,241,582,253
                                                                 --------------
TAIWAN -- (14.8%)
    104 Corp.                                              4,000         19,811
#   A-DATA Technology Co., Ltd.                        1,591,465      4,053,718
    Ability Enterprise Co., Ltd.                       2,224,974      1,392,774
#   Ability Opto-Electronics Technology Co., Ltd.        149,000        330,202
#   AcBel Polytech, Inc.                               3,682,468      2,834,599
    Accton Technology Corp.                            3,510,369      9,351,878
#   Acer, Inc.                                        18,224,595      8,955,409
    ACES Electronic Co., Ltd.                            910,000        842,750
    Achem Technology Corp.                             1,750,264        591,337

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
*   Acme Electronics Corp.                                  270,481 $    88,395
#   Acter Co., Ltd.                                         384,000   2,472,165
*   Action Electronics Co., Ltd.                          1,735,000     438,414
#   Actron Technology Corp.                                 697,200   2,467,289
    Addcn Technology Co., Ltd.                              126,146   1,056,759
#   Adlink Technology, Inc.                                 711,107   1,510,192
#   Advanced Ceramic X Corp.                                400,000   4,872,754
#*  Advanced Connectek, Inc.                              1,730,000     595,451
    Advanced International Multitech Co., Ltd.              887,000   1,038,156
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.       75,000      53,878
#   Advanced Optoelectronic Technology, Inc.                627,000     719,157
#   Advanced Semiconductor Engineering, Inc.             28,659,774  38,451,023
    Advanced Semiconductor Engineering, Inc. ADR            817,172   5,385,163
#   Advanced Wireless Semiconductor Co.                   1,703,000   3,858,407
#   Advancetek Enterprise Co., Ltd.                       1,132,158     781,591
#   Advantech Co., Ltd.                                   1,205,458   9,118,678
#*  AGV Products Corp.                                    4,184,603   1,076,767
    AimCore Technology Co., Ltd.                            310,402     251,433
*   Airmate Cayman International Co., Ltd.                   62,000      60,931
#   Airtac International Group                              639,714   8,653,042
#   Alchip Technologies, Ltd.                               380,000   1,003,528
#   Alcor Micro Corp.                                       463,000     277,398
#*  ALI Corp.                                             2,701,000   1,835,965
#   All Ring Tech Co., Ltd.                                 652,000   1,242,768
    Allis Electric Co., Ltd.                                329,000     115,324
#   Alltek Technology Corp.                                 580,644     496,024
#   Alltop Technology Co., Ltd.                             592,000   1,466,240
#   Alpha Networks, Inc.                                  2,736,100   2,237,385
#   Altek Corp.                                           2,692,159   2,346,037
#   Amazing Microelectronic Corp.                           510,920   1,684,697
    Ambassador Hotel (The)                                1,725,000   1,333,788
#   AMICCOM Electronics Corp.                               275,690     385,955
    AMPOC Far-East Co., Ltd.                                687,567     570,433
#   AmTRAN Technology Co., Ltd.                           6,381,944   4,110,263
#   Anpec Electronics Corp.                                 888,448   1,403,901
#   AP Memory Technology Corp.                              197,000     479,517
#   Apacer Technology, Inc.                                 749,005   1,005,897
    APAQ Technology Co., Ltd.                               206,000     230,661
    APCB, Inc.                                            1,317,000   1,375,751
#   Apex Biotechnology Corp.                                773,625     888,941
#   Apex International Co., Ltd.                            945,113     804,545
#   Apex Medical Corp.                                      464,463     463,050
#   Apex Science & Engineering                              980,870     285,606
    Apogee Optocom Co., Ltd.                                127,000     631,289
    Arcadyan Technology Corp.                             1,492,753   2,326,304
    Ardentec Corp.                                        4,046,993   3,747,473
*   Arima Communications Corp.                            1,197,153     170,091
#   Asia Cement Corp.                                    10,230,655   9,041,880
#   Asia Optical Co., Inc.                                2,126,000   5,003,915
*   Asia Pacific Telecom Co., Ltd.                        5,872,000   2,081,113
#   Asia Plastic Recycling Holding, Ltd.                  2,272,391   1,042,359
    Asia Polymer Corp.                                    3,269,888   1,982,603
    Asia Tech Image, Inc.                                   199,000     323,293

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Asia Vital Components Co., Ltd.                       3,223,864 $ 2,825,100
#   ASMedia Technology, Inc.                                174,000   2,275,595
#   ASPEED Technology, Inc.                                 167,999   3,893,988
#   ASROCK, Inc.                                            296,000     705,554
#   Asustek Computer, Inc.                                2,440,861  22,700,760
    Aten International Co., Ltd.                            789,715   2,044,572
#   AU Optronics Corp.                                   72,796,497  29,470,063
#   AU Optronics Corp. Sponsored ADR                      1,487,852   5,981,165
#   Audix Corp.                                             669,375     855,291
#   AURAS Technology Co., Ltd.                              652,303   1,792,955
#   Aurona Industries, Inc.                                 419,000     366,026
#   Aurora Corp.                                            523,226   1,016,753
#   Avalue Technology, Inc.                                 374,000     633,929
#   Avermedia Technologies                                1,728,037     603,722
#*  Avision, Inc.                                         1,034,263     228,614
#   AVY Precision Technology, Inc.                          513,940     912,059
    Awea Mechantronic Co., Ltd.                             216,062     224,388
#   Axiomtek Co., Ltd.                                      477,000     871,293
#   Bank of Kaohsiung Co., Ltd.                           4,039,855   1,371,272
#   Basso Industry Corp.                                  1,079,284   2,941,345
#   BenQ Materials Corp.                                  1,691,000     923,850
#   BES Engineering Corp.                                14,768,050   3,185,414
#*  Bin Chuan Enterprise Co., Ltd.                          655,000     964,939
#*  Bionet Corp.                                            260,000     262,583
    Bionime Corp.                                           165,000     335,854
#*  Biostar Microtech International Corp.                 1,106,712     609,044
#   Bioteque Corp.                                          535,680   1,508,661
#   Bizlink Holding, Inc.                                   592,982   4,416,348
#   Boardtek Electronics Corp.                            1,222,000   1,103,941
#   Bon Fame Co., Ltd.                                      157,000     505,105
#   Bothhand Enterprise, Inc.                               543,000   1,073,553
    Bright Led Electronics Corp.                          1,099,180     544,000
    Brighton-Best International Taiwan, Inc.                 43,000      25,628
#*  Browave Corp.                                           663,000     992,349
#   C Sun Manufacturing, Ltd.                               993,740     679,462
    C-Media Electronics, Inc.                                34,000      27,740
#*  Cameo Communications, Inc.                            2,116,116     587,659
#   Capital Futures Corp.                                   255,000     312,869
#   Capital Securities Corp.                             17,090,210   5,619,824
    Career Technology MFG. Co., Ltd.                      3,038,000   2,018,629
*   Carnival Industrial Corp.                             1,889,000     300,767
#   Casetek Holdings, Ltd.                                1,414,000   4,466,500
#   Catcher Technology Co., Ltd.                          4,329,872  49,762,807
    Cathay Chemical Works                                    35,000      17,740
    Cathay Financial Holding Co., Ltd.                   19,446,499  31,685,836
    Cathay Real Estate Development Co., Ltd.              6,233,600   3,581,174
#   Cayman Engley Industrial Co., Ltd.                      103,000     577,829
    Celxpert Energy Corp.                                   162,000     138,074
#*  Center Laboratories, Inc.                               648,000   1,268,154
    Central Reinsurance Co., Ltd.                           700,774     342,246
#   Chailease Holding Co., Ltd.                           6,926,240  19,911,288
#*  Chain Chon Industrial Co., Ltd.                         665,000     401,634
#   ChainQui Construction Development Co., Ltd.             425,464     269,203

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#*  Champion Building Materials Co., Ltd.                 2,778,390 $   679,218
    Champion Microelectronic Corp.                           59,132      91,480
    Chang Hwa Commercial Bank, Ltd.                      22,895,295  13,421,879
    Chang Wah Electromaterials, Inc.                        290,520   1,323,477
#   Channel Well Technology Co., Ltd.                     1,564,000   1,364,894
#   Chant Sincere Co., Ltd.                                 361,000     442,071
#   Charoen Pokphand Enterprise                           2,329,620   5,317,793
#   Chaun-Choung Technology Corp.                           634,000   2,654,541
#   CHC Healthcare Group                                    114,000     156,130
#   CHC Resources Corp.                                     375,135     646,127
#   Chen Full International Co., Ltd.                       907,000   1,579,367
#   Chenbro Micom Co., Ltd.                                 623,000   1,066,386
#   Cheng Loong Corp.                                     8,181,160   4,294,450
#   Cheng Shin Rubber Industry Co., Ltd.                  9,938,508  20,102,352
    Cheng Uei Precision Industry Co., Ltd.                4,271,630   5,793,852
#   Chenming Mold Industry Corp.                          1,120,708     719,278
#   Chia Chang Co., Ltd.                                    940,000     761,163
    Chia Hsin Cement Corp.                                2,817,747     998,871
    Chian Hsing Forging Industrial Co., Ltd.                366,000     887,147
    Chicony Electronics Co., Ltd.                         3,276,900   8,431,503
    Chicony Power Technology Co., Ltd.                    1,255,245   2,572,729
#   Chien Kuo Construction Co., Ltd.                      1,874,706     553,312
#   Chilisin Electronics Corp.                            1,304,272   3,259,139
#   Chime Ball Technology Co., Ltd.                         182,696     398,086
#*  Chimei Materials Technology Corp.                     3,230,200   1,447,675
#   Chin-Poon Industrial Co., Ltd.                        3,472,617   6,855,646
    China Airlines, Ltd.                                 26,987,057   8,293,582
#   China Bills Finance Corp.                             2,440,000   1,208,003
#   China Chemical & Pharmaceutical Co., Ltd.             2,286,000   1,355,505
    China Development Financial Holding Corp.            50,457,157  15,218,387
#   China Ecotek Corp.                                      179,000     246,028
*   China Electric Manufacturing Corp.                    2,113,220     558,948
#   China General Plastics Corp.                          3,594,055   3,446,578
    China Glaze Co., Ltd.                                   661,022     260,351
    China Life Insurance Co., Ltd.                       15,609,194  16,515,253
    China Man-Made Fiber Corp.                           10,938,845   3,223,499
    China Metal Products                                  2,534,405   2,555,669
    China Motor Corp.                                     4,116,716   3,557,080
#*  China Petrochemical Development Corp.                25,476,325  10,631,523
#   China Steel Chemical Corp.                              688,998   2,616,106
#   China Steel Corp.                                    30,718,440  25,223,240
    China Steel Structure Co., Ltd.                         723,000     490,897
#   China Synthetic Rubber Corp.                          4,954,541   5,605,441
    China Wire & Cable Co., Ltd.                            873,680     751,647
#   Chinese Maritime Transport, Ltd.                        806,964     727,100
    Chipbond Technology Corp.                             6,339,000  10,441,637
#   ChipMOS TECHNOLOGIES, Inc.                            1,196,216   1,175,682
    ChipMOS TECHNOLOGIES, Inc. ADR                           55,580   1,080,475
#   Chlitina Holding, Ltd.                                  499,000   2,124,889
#   Chong Hong Construction Co., Ltd.                     1,176,739   2,794,047
    Chroma ATE, Inc.                                      1,547,705   4,889,573
    Chun YU Works & Co., Ltd.                             1,435,000     674,606
    Chun Yuan Steel                                       2,765,177   1,048,397

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#*  Chung Hung Steel Corp.                                9,268,926 $ 3,116,349
    Chung Hwa Food Industrial Co., Ltd.                      16,650      36,007
#   Chung Hwa Pulp Corp.                                  4,374,308   1,469,952
    Chung-Hsin Electric & Machinery Manufacturing Corp.   3,923,500   2,753,708
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.         212,000     163,608
*   Chunghwa Picture Tubes, Ltd.                         15,894,759     868,274
#   Chunghwa Precision Test Tech Co., Ltd.                   58,000   2,721,894
    Chunghwa Telecom Co., Ltd.                            5,614,000  18,976,439
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                431,157  14,581,729
#   Chyang Sheng Dyeing & Finishing Co., Ltd.             1,266,000   1,006,855
    Cleanaway Co., Ltd.                                     674,000   3,872,753
    Clevo Co.                                             3,219,482   2,877,104
#*  CMC Magnetics Corp.                                  17,671,032   2,268,842
#*  Co-Tech Development Corp.                             1,152,000   1,885,024
#   CoAdna Holdings, Inc.                                    54,000      81,679
#   CoAsia Microelectronics Corp.                           894,642     449,035
#   Coland Holdings, Ltd.                                   169,000     224,425
    Collins Co., Ltd.                                       316,060     118,267
    Compal Electronics, Inc.                             30,521,560  20,270,660
#   Compeq Manufacturing Co., Ltd.                       10,411,000   9,597,553
#   Compucase Enterprise                                    742,000   1,152,888
#   Concord Securities Co., Ltd.                          3,458,000     754,700
#   Concraft Holding Co., Ltd.                              266,000   1,893,023
#   Continental Holdings Corp.                            3,617,250   1,377,719
#   Contrel Technology Co., Ltd.                            892,000     573,986
#   Coremax Corp.                                           323,000     860,643
    Coretronic Corp.                                      4,309,600   5,451,920
#   Cowealth Medical Holding Co., Ltd.                      108,319     144,342
#   Coxon Precise Industrial Co., Ltd.                    1,173,000   1,080,410
#   Creative Sensor, Inc.                                   757,000     547,990
#*  Crystalwise Technology, Inc.                            266,585      78,450
#*  CSBC Corp. Taiwan                                     4,004,150   1,737,266
    CTBC Financial Holding Co., Ltd.                     60,077,931  38,598,163
#   CTCI Corp.                                            4,128,896   6,733,947
#   Cub Elecparts, Inc.                                     419,803   5,215,940
#   CviLux Corp.                                            712,378     762,143
#   CX Technology Co., Ltd.                                 604,000     547,166
#   Cyberlink Corp.                                         568,504   1,194,220
#   CyberPower Systems, Inc.                                403,000   1,264,536
#   CyberTAN Technology, Inc.                             2,869,873   1,923,411
#   Cypress Technology Co., Ltd.                            241,000   1,355,880
    D-Link Corp.                                          6,497,758   2,396,828
#   DA CIN Construction Co., Ltd.                         1,448,809     846,733
#   Da-Li Development Co., Ltd.                             725,898     580,508
    Dadi Early-Childhood Education Group, Ltd.               27,000     157,345
    Dafeng TV, Ltd.                                         384,061     470,608
*   Danen Technology Corp.                                3,627,000     773,490
    Darfon Electronics Corp.                              2,096,700   1,780,313
    Darwin Precisions Corp.                               3,590,304   1,510,151
#   Davicom Semiconductor, Inc.                             334,392     252,971
    Daxin Materials Corp.                                   289,000     411,499
#   De Licacy Industrial Co.                              1,716,873   1,631,224
#   Delpha Construction Co., Ltd.                         1,308,754     602,501

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Delta Electronics, Inc.                               6,626,028 $35,208,077
    Depo Auto Parts Ind Co., Ltd.                           825,634   2,243,301
#   DFI, Inc.                                               455,571     748,232
    Dimerco Data System Corp.                                14,000      17,100
    Dimerco Express Corp.                                   818,000     582,225
#   Dr Wu Skincare Co., Ltd.                                 19,000     103,481
    Draytek Corp.                                           158,000     168,294
#   Dynacolor, Inc.                                         267,000     319,513
*   Dynamic Electronics Co., Ltd.                         1,984,583     778,719
    Dynapack International Technology Corp.               1,336,000   1,733,301
    E Ink Holdings, Inc.                                  7,795,000   8,333,693
#   E-Lead Electronic Co., Ltd.                             582,846     547,257
    E-LIFE MALL Corp.                                       378,000     768,704
*   E-Ton Solar Tech Co., Ltd.                            2,758,168     758,677
    E.Sun Financial Holding Co., Ltd.                    34,303,791  21,868,582
*   Eastern Media International Corp.                     4,591,270   1,325,740
#   Eclat Textile Co., Ltd.                                 952,518  10,966,294
#   ECOVE Environment Corp.                                 200,000   1,112,602
    Edimax Technology Co., Ltd.                           1,691,423     573,866
*   Edison Opto Corp.                                       929,000     421,691
#   Edom Technology Co., Ltd.                             1,087,038     586,788
#   eGalax_eMPIA Technology, Inc.                           481,451     783,783
    Elan Microelectronics Corp.                           1,952,323   2,955,389
#   Elite Advanced Laser Corp.                            1,328,928   5,457,180
#   Elite Material Co., Ltd.                              2,315,839  11,453,759
#   Elite Semiconductor Memory Technology, Inc.           1,977,390   2,334,842
*   Elitegroup Computer Systems Co., Ltd.                 3,199,028   2,090,776
    eMemory Technology, Inc.                                475,000   6,975,189
#   Emerging Display Technologies Corp.                   1,185,000     367,498
    ENG Electric Co., Ltd.                                1,281,945     679,191
#   Ennoconn Corp.                                          342,487   5,135,162
#   EnTie Commercial Bank Co., Ltd.                       2,193,166     929,483
#*  Epileds Technologies, Inc.                              567,000     380,962
#*  Epistar Corp.                                        10,253,261   9,801,366
    Eslite Spectrum Corp. (The)                              28,550     139,825
#   Eson Precision Ind. Co., Ltd.                           529,000     827,854
    Eternal Materials Co., Ltd.                           5,215,051   5,868,014
*   Etron Technology, Inc.                                2,845,000   1,119,756
#   Eurocharm Holdings Co., Ltd.                            282,000     862,078
    Eva Airways Corp.                                    20,820,362  10,089,438
#   Everest Textile Co., Ltd.                             2,731,064   1,452,051
    Evergreen International Storage & Transport Corp.     5,111,000   2,369,577
*   Evergreen Marine Corp. Taiwan, Ltd.                  13,977,306   7,659,304
#   Everlight Chemical Industrial Corp.                   3,407,756   2,014,076
    Everlight Electronics Co., Ltd.                       3,850,570   5,857,237
#   Everspring Industry Co., Ltd.                           786,000     356,922
    Excelsior Medical Co., Ltd.                             891,581   1,418,629
#   EZconn Corp.                                            310,000     455,585
    Far Eastern Department Stores, Ltd.                   9,088,000   4,530,177
    Far Eastern International Bank                       19,688,230   6,494,445
    Far Eastern New Century Corp.                        14,311,705  11,778,838
    Far EasTone Telecommunications Co., Ltd.              7,226,000  17,469,774
#   Faraday Technology Corp.                              1,793,893   2,458,637

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#*  Farglory F T Z Investment Holding Co., Ltd.             614,000 $   273,650
#   Farglory Land Development Co., Ltd.                   4,429,105   5,545,200
#   Federal Corp.                                         3,925,938   1,848,007
#   Feedback Technology Corp.                               346,000     768,318
#   Feng Hsin Steel Co., Ltd.                             2,917,131   4,995,425
#   Feng TAY Enterprise Co., Ltd.                         1,991,292   8,540,415
    Fine Blanking & Tool Co., Ltd.                           35,000      49,412
*   First Copper Technology Co., Ltd.                     1,102,000     392,505
#   First Financial Holding Co., Ltd.                    40,589,150  27,415,176
#   First Hi-Tec Enterprise Co., Ltd.                       599,496     634,803
#   First Hotel                                           1,032,805     574,510
    First Insurance Co., Ltd. (The)                       1,823,640     833,366
*   First Steamship Co., Ltd.                             5,817,194   1,770,249
#   FLEXium Interconnect, Inc.                            2,684,804  12,536,855
#   Flytech Technology Co., Ltd.                            849,070   2,750,165
#   FocalTech Systems Co., Ltd.                           2,476,174   3,234,416
#   Forest Water Environment Engineering Co., Ltd.          256,000     507,919
#   Formosa Advanced Technologies Co., Ltd.               1,648,000   1,532,547
#   Formosa Chemicals & Fibre Corp.                       9,635,198  29,029,990
#   Formosa International Hotels Corp.                      457,975   2,373,550
#   Formosa Laboratories, Inc.                              570,178   1,513,601
#   Formosa Oilseed Processing Co., Ltd.                    421,891     814,989
#   Formosa Optical Technology Co., Ltd.                    193,000     458,734
    Formosa Petrochemical Corp.                           4,117,000  14,452,768
    Formosa Plastics Corp.                                8,006,770  24,012,935
    Formosa Taffeta Co., Ltd.                             4,594,460   4,549,361
    Formosan Rubber Group, Inc.                           3,504,602   1,745,707
    Formosan Union Chemical                               2,619,401   1,730,020
#   Fortune Electric Co., Ltd.                              787,304     451,968
#   Founding Construction & Development Co., Ltd.         1,369,882     716,776
    Foxconn Technology Co., Ltd.                          4,312,241  12,965,515
    Foxlink Image Technology Co., Ltd.                      996,000     565,145
#   Foxsemicon Integrated Technology, Inc.                  547,050   3,878,641
#   Froch Enterprise Co., Ltd.                            1,580,384     743,450
    FSP Technology, Inc.                                  1,144,619     915,078
    Fubon Financial Holding Co., Ltd.                    20,299,387  31,534,161
    Fulgent Sun International Holding Co., Ltd.             434,240   1,230,455
#   Fullerton Technology Co., Ltd.                          784,670     621,855
#   Fulltech Fiber Glass Corp.                            2,859,540   1,367,783
#   Fwusow Industry Co., Ltd.                               874,294     518,456
#   G Shank Enterprise Co., Ltd.                          1,238,510   1,089,678
#*  G Tech Optoelectronics Corp.                          1,087,955     698,876
#   Gallant Precision Machining Co., Ltd.                 1,248,000     957,576
    Gamania Digital Entertainment Co., Ltd.                 572,000     689,768
#   GCS Holdings, Inc.                                      386,000     823,904
    Gemtek Technology Corp.                               2,883,574   2,503,036
    General Interface Solution Holding, Ltd.              1,040,000   9,970,314
#   General Plastic Industrial Co., Ltd.                    246,684     318,517
#   Generalplus Technology, Inc.                            509,000     605,818
*   Genesis Photonics, Inc.                               2,257,080     202,599
#   Genesys Logic, Inc.                                     755,000     924,582
#*  Genius Electronic Optical Co., Ltd.                     754,810   8,635,542
*   Genmont Biotech, Inc.                                   105,314      73,978

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Genovate Biotechnology Co., Ltd.                        150,000 $   186,133
    GeoVision, Inc.                                         458,486     616,081
    Getac Technology Corp.                                3,740,281   4,730,672
    Giant Manufacturing Co., Ltd.                         1,686,363   8,324,096
#   Giantplus Technology Co., Ltd.                        2,329,000   1,456,033
#   Gigabyte Technology Co., Ltd.                         5,458,750   6,975,543
#   Gigasolar Materials Corp.                               257,820   2,158,727
#*  Gigastorage Corp.                                     3,839,728   2,205,526
#   Ginko International Co., Ltd.                           401,000   3,698,559
#*  Gintech Energy Corp.                                  4,906,735   2,681,280
*   Global Brands Manufacture, Ltd.                       2,692,973     999,767
#   Global Lighting Technologies, Inc.                      721,000   1,126,601
    Global Mixed Mode Technology, Inc.                      534,000   1,189,000
#   Global PMX Co., Ltd.                                    260,000   1,479,779
#   Global Unichip Corp.                                    728,000   4,157,750
    Globalwafers Co., Ltd.                                  422,779   3,328,269
#   Globe Union Industrial Corp.                          1,941,820   1,454,194
#   Gloria Material Technology Corp.                      4,916,885   3,280,483
#   Glory Science Co., Ltd.                                 449,866     941,263
*   GlycoNex, Inc.                                           13,000      11,848
#*  Gold Circuit Electronics, Ltd.                        4,013,747   1,355,589
    Golden Friends Corp.                                     96,000     139,675
*   Goldsun Building Materials Co., Ltd.                 11,403,672   3,545,580
    Good Will Instrument Co., Ltd.                          224,342     170,024
    Gourmet Master Co., Ltd.                                443,520   5,191,658
#   Grand Ocean Retail Group, Ltd.                          530,000     410,925
    Grand Pacific Petrochemical                           9,189,000   6,640,885
#   Grand Plastic Technology Corp.                          177,000   1,159,900
#   Grape King Bio, Ltd.                                    924,000   5,855,711
#   Great China Metal Industry                            1,038,000     874,869
#   Great Taipei Gas Co., Ltd.                            1,480,000   1,218,068
    Great Wall Enterprise Co., Ltd.                       5,789,797   6,281,251
    Greatek Electronics, Inc.                             2,178,000   3,691,377
#*  Green Energy Technology, Inc.                         2,524,640   1,191,367
    Green River Holding Co., Ltd.                            35,350     188,576
#   Green Seal Holding, Ltd.                                719,400   2,107,364
#   GTM Holdings Corp.                                    1,045,000     598,104
#   Gudeng Precision Industrial Co., Ltd.                   142,089     156,991
    Hakers Enterprise Co., Ltd.                             105,000     135,459
#   Hannstar Board Corp.                                  3,020,875   1,473,416
#*  HannStar Display Corp.                               27,572,323   8,331,137
*   HannsTouch Solution, Inc.                             4,673,391   1,569,901
#   Hanpin Electron Co., Ltd.                               786,000   1,008,425
*   Harvatek Corp.                                        1,163,839     398,477
    Hey Song Corp.                                        1,938,500   2,038,268
#   Hi-Clearance, Inc.                                      139,000     427,101
#   Highwealth Construction Corp.                         6,043,130  10,005,452
#   HIM International Music, Inc.                           170,000     689,605
#   Hiroca Holdings, Ltd.                                   491,221   1,749,234
#*  HiTi Digital, Inc.                                      900,975     320,659
#   Hitron Technology, Inc.                               2,417,300   1,580,102
    Hiwin Technologies Corp.                              1,188,915   8,632,674
*   Ho Tung Chemical Corp.                                8,075,197   2,214,889

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#*  Hocheng Corp.                                        2,565,300 $    775,662
    Hold-Key Electric Wire & Cable Co., Ltd.               266,901       73,989
#   Holiday Entertainment Co., Ltd.                        440,400      732,425
    Holtek Semiconductor, Inc.                           1,710,000    3,317,217
    Holy Stone Enterprise Co., Ltd.                      1,873,822    2,293,217
    Hon Hai Precision Industry Co., Ltd.                55,950,504  217,595,688
#   Hong Ho Precision Textile Co., Ltd.                    207,000      149,084
    Hong Pu Real Estate Development Co., Ltd.            2,557,554    1,977,680
#   Hong TAI Electric Industrial                         1,599,000      523,430
#   Hong YI Fiber Industry Co.                           1,191,680      864,301
#*  Horizon Securities Co., Ltd.                         3,599,000      780,276
#   Hota Industrial Manufacturing Co., Ltd.              1,765,762    8,081,580
#   Hotai Motor Co., Ltd.                                  818,000    9,939,990
#   Hotron Precision Electronic Industrial Co., Ltd.       349,000      629,161
    Howarm United Industries Co., Ltd.                     115,310        9,631
#   Hsin Kuang Steel Co., Ltd.                           2,203,783    2,206,703
#   Hsin Yung Chien Co., Ltd.                              281,100      661,847
    Hsing TA Cement Co.                                    324,900      111,441
#*  HTC Corp.                                            4,179,619    9,920,713
#   Hu Lane Associate, Inc.                                624,688    3,723,907
#*  HUA ENG Wire & Cable Co., Ltd.                       3,161,000    1,057,909
    Hua Nan Financial Holdings Co., Ltd.                25,588,241   14,955,584
#   Huaku Development Co., Ltd.                          2,241,400    4,742,566
#   Huang Hsiang Construction Corp.                      1,537,735    1,866,076
#   Hung Ching Development & Construction Co., Ltd.        895,000      579,964
    Hung Sheng Construction, Ltd.                        4,202,900    2,735,423
#   Huxen Corp.                                            239,072      331,956
#   Hwa Fong Rubber Co., Ltd.                            1,943,112      714,432
#*  Hwacom Systems, Inc.                                   221,000       84,428
#*  I-Chiun Precision Industry Co., Ltd.                 1,243,211      383,277
#   I-Sheng Electric Wire & Cable Co., Ltd.                815,000    1,164,298
#   Ibase Technology, Inc.                               1,194,582    2,350,148
#*  Ichia Technologies, Inc.                             2,765,255    1,735,133
    Ideal Bike Corp.                                       459,553      171,935
    IEI Integration Corp.                                  863,950    1,321,237
#   Infortrend Technology, Inc.                          1,850,866      925,806
#   Innodisk Corp.                                         526,720    1,785,213
#   Innolux Corp.                                       85,230,151   41,575,931
    Inpaq Technology Co., Ltd.                             360,000      321,652
#   Intai Technology Corp.                                 257,000      888,921
#   Integrated Service Technology, Inc.                    562,610    2,216,375
#   IntelliEPI, Inc.                                       184,000      544,259
#   International Games System Co., Ltd.                   368,000    1,935,612
    Inventec Corp.                                      15,977,276   12,762,973
#   Iron Force Industrial Co., Ltd.                        408,682    2,077,306
    ITE Technology, Inc.                                 1,050,646    1,136,742
    ITEQ Corp.                                           2,023,611    3,078,601
    J Touch Corp.                                           22,100          414
#   Jarllytec Co., Ltd.                                    539,828    1,080,848
#   Jentech Precision Industrial Co., Ltd.                 407,156    1,034,180
    Jess-Link Products Co., Ltd.                         1,092,600    1,047,341
#   Jih Sun Financial Holdings Co., Ltd.                 9,239,815    2,169,588
#   Jinli Group Holdings, Ltd.                           1,155,200    1,405,820

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Johnson Health Tech Co., Ltd.                           403,247 $   490,813
#   K Laser Technology, Inc.                              1,257,459     631,242
    Kang Na Hsiung Enterprise Co., Ltd.                     719,150     257,102
#   Kaori Heat Treatment Co., Ltd.                          709,321   1,098,129
    Kaulin Manufacturing Co., Ltd.                          956,684     605,127
#   KEE TAI Properties Co., Ltd.                          4,297,101   1,422,904
    Kenda Rubber Industrial Co., Ltd.                     2,833,304   4,441,812
#   Kenmec Mechanical Engineering Co., Ltd.               1,598,000     512,756
#   Kerry TJ Logistics Co., Ltd.                          1,352,000   1,614,264
    Kindom Construction Corp.                             4,794,000   2,889,671
#   King Chou Marine Technology Co., Ltd.                   581,800     663,436
    King Core Electronics, Inc.                              79,006      47,333
#   King Slide Works Co., Ltd.                              292,450   4,110,927
#   King Yuan Electronics Co., Ltd.                      11,424,032  11,377,663
    King's Town Bank Co., Ltd.                            6,919,653   7,150,640
#*  King's Town Construction Co., Ltd.                    1,136,690     899,638
#   Kingcan Holdings, Ltd.                                  378,594     383,069
#   Kingpak Technology, Inc.                                261,782   1,676,642
    Kinik Co.                                             1,203,000   3,099,550
#*  Kinko Optical Co., Ltd.                               1,232,772   1,385,219
    Kinpo Electronics                                    11,999,892   4,392,994
#   Kinsus Interconnect Technology Corp.                  2,647,476   7,135,768
#   KMC Kuei Meng International, Inc.                       428,144   2,047,519
#   KS Terminals, Inc.                                      996,290   1,851,577
#   Kung Long Batteries Industrial Co., Ltd.                565,000   2,890,258
#*  Kung Sing Engineering Corp.                           2,538,000     882,581
#   Kuo Toong International Co., Ltd.                     2,216,545   1,500,785
#   Kuoyang Construction Co., Ltd.                        3,330,586   1,538,855
#   Kwong Fong Industries Corp.                           1,149,704     881,295
#   Kwong Lung Enterprise Co., Ltd.                         556,000     829,235
#*  KYE Systems Corp.                                     2,089,107     620,130
#   L&K Engineering Co., Ltd.                             1,658,000   2,002,728
*   LAN FA Textile                                        1,436,412     403,094
#   Land Mark Optoelectronics Corp.                         448,600   6,145,095
#   Lanner Electronics, Inc.                                643,450     910,410
    Largan Precision Co., Ltd.                              266,234  48,576,861
#   Laser Tek Taiwan Co., Ltd.                              397,144     377,254
    Laster Tech Corp., Ltd.                                 110,000     290,550
    LCY Chemical Corp.                                    2,997,495   4,349,813
    Leader Electronics, Inc.                                872,886     295,050
#   Leadtrend Technology Corp.                              166,926     156,623
*   Lealea Enterprise Co., Ltd.                           6,331,965   2,286,388
    Ledlink Optics, Inc.                                    344,858     483,840
#   Ledtech Electronics Corp.                               573,095     237,273
#   LEE CHI Enterprises Co., Ltd.                         1,578,000     540,824
#   Lelon Electronics Corp.                                 807,765   1,086,615
#   Lemtech Holdings Co., Ltd.                              180,000   1,293,856
#   Leofoo Development Co., Ltd.                          2,169,655     593,354
#*  LES Enphants Co., Ltd.                                1,127,479     410,579
*   Lextar Electronics Corp.                              3,207,000   1,869,569
#   Li Cheng Enterprise Co., Ltd.                           635,520   1,783,919
#*  Li Peng Enterprise Co., Ltd.                          5,803,060   1,627,679
#   Lian HWA Food Corp.                                     587,592     696,750

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Lien Hwa Industrial Corp.                             6,208,984 $ 5,778,013
#   Lingsen Precision Industries, Ltd.                    3,349,490   1,628,770
    Lion Travel Service Co., Ltd.                            33,000     109,072
    Lite-On Semiconductor Corp.                           1,932,887   1,912,679
    Lite-On Technology Corp.                             14,393,419  23,294,551
#   Long Bon International Co., Ltd.                      2,676,875   1,405,007
#   Long Chen Paper Co., Ltd.                             5,219,193   6,568,628
#   Longwell Co.                                          1,078,000   1,356,077
    Lotes Co., Ltd.                                         585,920   3,387,644
#   Lu Hai Holding Corp.                                    278,000     522,867
    Lucky Cement Corp.                                    1,671,000     491,408
#   Lumax International Corp., Ltd.                         630,140   1,111,824
    Lung Yen Life Service Corp.                             583,000   1,428,474
#*  LuxNet Corp.                                            797,484     846,490
#   Macauto Industrial Co., Ltd.                            423,000   2,764,969
#   Machvision, Inc.                                        302,000   1,759,034
#   Macroblock, Inc.                                        233,000     586,161
#*  Macronix International                               28,701,994  15,648,115
#   Mag Layers Scientific-Technics Co., Ltd.                437,233     978,276
#   Makalot Industrial Co., Ltd.                          1,636,416   7,313,583
    Marketech International Corp.                           998,000   1,274,709
    Masterlink Securities Corp.                          10,888,303   2,916,968
#   Materials Analysis Technology, Inc.                     253,662     897,492
#   Mayer Steel Pipe Corp.                                1,115,905     491,575
    Maywufa Co., Ltd.                                       178,462      80,091
    MediaTek, Inc.                                        4,016,823  35,359,724
#   Mega Financial Holding Co., Ltd.                     27,508,220  23,281,597
    Meiloon Industrial Co.                                1,063,721     918,386
    Mercuries & Associates Holding, Ltd.                  3,419,081   2,569,352
*   Mercuries Life Insurance Co., Ltd.                    7,798,960   4,080,736
#   Merida Industry Co., Ltd.                               761,588   3,643,557
    Merry Electronics Co., Ltd.                           1,203,594   9,924,505
    Micro-Star International Co., Ltd.                    4,943,465  12,807,387
*   Microbio Co., Ltd.                                    2,576,358   1,995,460
#   Microelectronics Technology, Inc.                       420,772     510,219
    Microlife Corp.                                         286,100     666,902
    Mildef Crete, Inc.                                      278,000     519,521
#   MIN AIK Technology Co., Ltd.                          1,516,562   1,526,804
#   Mirle Automation Corp.                                1,649,512   2,184,476
    Mitac Holdings Corp.                                  5,962,300   7,132,609
#   Mobiletron Electronics Co., Ltd.                        501,960     639,794
#   momo.com, Inc.                                           95,000     673,778
*   Mosel Vitelic, Inc.                                   1,371,758     139,104
#*  Motech Industries, Inc.                               4,201,003   3,378,056
#   MPI Corp.                                               684,000   2,082,317
#   Nak Sealing Technologies Corp.                          425,549   1,166,991
#   Namchow Chemical Industrial Co., Ltd.                 1,842,000   3,941,138
#   Nan Kang Rubber Tire Co., Ltd.                        2,832,197   2,591,942
#   Nan Liu Enterprise Co., Ltd.                            196,000     947,870
#   Nan Ren Lake Leisure Amusement Co., Ltd.              1,231,000     326,893
    Nan Ya Plastics Corp.                                 9,781,584  24,619,280
#   Nan Ya Printed Circuit Board Corp.                    2,288,211   1,791,966
#   Nang Kuang Pharmaceutical co., Ltd.                     321,000     419,258

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Nantex Industry Co., Ltd.                             2,704,918 $ 1,993,735
#   Nanya Technology Corp.                                2,765,751   5,703,616
#   National Petroleum Co., Ltd.                            651,000     846,508
#*  Neo Solar Power Corp.                                 8,420,947   3,889,197
#   Netronix, Inc.                                          707,000   1,591,038
    New Asia Construction & Development Corp.               873,423     204,772
    New Best Wire Industrial Co., Ltd.                       55,000      61,093
#   New Era Electronics Co., Ltd.                           540,000     366,523
#*  Newmax Technology Co., Ltd.                             649,916     943,687
#   Nexcom International Co., Ltd.                          594,267     581,037
#   Nichidenbo Corp.                                        921,498     838,890
    Nien Hsing Textile Co., Ltd.                          2,278,093   1,701,350
    Nien Made Enterprise Co., Ltd.                          872,000  10,640,984
#   Nishoku Technology, Inc.                                311,000     809,544
    Novatek Microelectronics Corp.                        3,658,000  13,910,119
#   Nuvoton Technology Corp.                                814,000   1,534,202
*   O-TA Precision Industry Co., Ltd.                       103,000      43,994
#*  OBI Pharma, Inc.                                        274,000   1,949,888
*   Ocean Plastics Co., Ltd.                              1,046,000     914,653
#   On-Bright Electronics, Inc.                             319,000   2,287,409
*   Optimax Technology Corp.                                204,366      25,823
#   OptoTech Corp.                                        4,968,713   2,679,319
#   Orient Europharma Co., Ltd.                             248,000     566,016
*   Orient Semiconductor Electronics, Ltd.                5,313,000   1,546,035
#   Oriental Union Chemical Corp.                         3,750,819   3,487,739
#   P-Duke Technology Co., Ltd.                             308,100     643,573
    P-Two Industries, Inc.                                  128,000      80,703
    Pacific Construction Co.                              1,133,276     394,375
#   Pacific Hospital Supply Co., Ltd.                       475,000   1,211,422
#   Paiho Shih Holdings Corp.                               773,280   1,428,334
#   Pan Jit International, Inc.                           2,930,860   1,842,537
#   Pan-International Industrial Corp.                    3,238,854   3,147,735
#   Parade Technologies, Ltd.                               541,805   7,860,082
#   Paragon Technologies Co., Ltd.                          530,626     352,183
#   PChome Online, Inc.                                     614,944   4,315,280
#   PCL Technologies, Inc.                                  218,280     920,532
    Pegatron Corp.                                       14,418,293  47,025,283
#   PharmaEngine, Inc.                                      217,191   1,379,651
*   PharmaEssentia Corp.                                    269,000   1,336,225
#   Pharmally International Holding Co., Ltd.               156,000   2,195,063
#*  Phihong Technology Co., Ltd.                          3,105,101   1,249,209
    Phison Electronics Corp.                                923,000  12,822,315
    Phoenix Tours International, Inc.                       266,700     301,962
    Pili International Multimedia Co., Ltd.                  24,000      61,647
#   Pixart Imaging, Inc.                                    534,000   1,520,342
    Planet Technology Corp.                                  89,000     163,502
    Plastron Precision Co., Ltd.                            260,000     192,787
#   Polytronics Technology Corp.                            514,408     991,516
#   Portwell, Inc.                                          743,000   1,205,190
#   Posiflex Technology, Inc.                               397,705   2,200,637
    Pou Chen Corp.                                       16,632,005  22,467,818
#   Power Quotient International Co., Ltd.                1,347,400     559,097
    Powertech Industrial Co., Ltd.                          128,000      87,855

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Powertech Technology, Inc.                            4,772,580 $15,465,002
#   Poya International Co., Ltd.                            346,515   4,421,778
#   President Chain Store Corp.                           2,221,728  18,826,297
#*  President Securities Corp.                            7,163,443   3,321,183
#   Primax Electronics, Ltd.                              3,598,000   7,858,586
#*  Prime Electronics & Satellitics, Inc.                   834,511     266,297
    Prince Housing & Development Corp.                    9,425,140   3,401,755
#*  Princeton Technology Corp.                            1,205,000     324,695
#   Pro Hawk Corp.                                           50,000     233,371
#   Promate Electronic Co., Ltd.                          1,127,000   1,067,503
#   Promise Technology, Inc.                              1,517,538     650,501
#   Prosperity Dielectrics Co., Ltd.                        823,000     649,374
#   Qisda Corp.                                          15,410,525  12,190,038
#   QST International Corp.                                 347,000   1,179,009
#   Qualipoly Chemical Corp.                                889,232     876,206
#   Quang Viet Enterprise Co., Ltd.                          98,000     555,230
    Quanta Computer, Inc.                                 9,349,436  22,167,077
#   Quanta Storage, Inc.                                  1,526,000   2,099,723
#   Quintain Steel Co., Ltd.                              2,157,050     633,789
#   Radiant Opto-Electronics Corp.                        4,351,692  10,337,559
*   Radium Life Tech Co., Ltd.                            5,933,861   2,603,797
    Rafael Microelectronics, Inc.                            81,000     561,274
    Realtek Semiconductor Corp.                           2,661,861   9,960,313
#   Rechi Precision Co., Ltd.                             3,427,292   3,593,755
#   Rexon Industrial Corp., Ltd.                             82,559      82,465
#   Rich Development Co., Ltd.                            5,247,769   1,685,231
#   RichWave Technology Corp.                               357,000   1,246,926
#*  Right WAY Industrial Co., Ltd.                          288,000     193,400
#*  Ritek Corp.                                          17,832,225   3,009,465
#*  Rotam Global Agrosciences, Ltd.                         728,217     787,163
#*  Ruentex Development Co., Ltd.                         4,102,539   4,443,157
#   Ruentex Engineering & Construction Co.                  279,000     359,390
#   Ruentex Industries, Ltd.                              2,034,824   3,019,591
#   Run Long Construction Co., Ltd.                         917,352   1,448,921
#   Sagittarius Life Science Corp.                          211,744     721,826
    Sampo Corp.                                           4,033,119   2,015,870
#   San Fang Chemical Industry Co., Ltd.                  1,270,659   1,506,590
#   San Far Property, Ltd.                                  339,750     135,031
#   San Shing Fastech Corp.                                 625,622   1,052,426
    Sanitar Co., Ltd.                                        97,000     124,803
    Sanyang Motor Co., Ltd.                               4,104,802   2,845,509
    Scan-D Corp.                                             10,000      18,217
#   SCI Pharmtech, Inc.                                     627,312   1,364,571
#   Scientech Corp.                                         396,000     819,438
#   ScinoPharm Taiwan, Ltd.                                 588,534     798,161
#   SDI Corp.                                             1,216,000   2,561,632
#   Sea Sonic Electronics Co., Ltd.                         202,000     206,607
#   Senao International Co., Ltd.                           558,547   1,073,215
#   Senao Networks, Inc.                                    268,000   1,201,655
#   Sercomm Corp.                                         2,080,000   5,264,174
#   Sesoda Corp.                                          1,607,168   1,510,495
#   Shan-Loong Transportation Co., Ltd.                     347,247     390,521
#   Sharehope Medicine Co., Ltd.                            169,000     212,575

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Sheng Yu Steel Co., Ltd.                              1,159,000 $ 1,362,422
#   ShenMao Technology, Inc.                                815,450     781,214
#   Shieh Yih Machinery Industry Co., Ltd.                  447,000     195,377
#   Shih Her Technologies, Inc.                             323,000     327,814
*   Shih Wei Navigation Co., Ltd.                         1,887,723     553,132
    Shihlin Electric & Engineering Corp.                  1,571,787   2,072,738
*   Shihlin Paper Corp.                                     105,000     109,179
    Shin Hai Gas Corp.                                        8,242      10,850
#   Shin Kong Financial Holding Co., Ltd.                48,610,396  12,994,677
    Shin Shin Natural Gas Co.                                 9,480       9,887
#   Shin Zu Shing Co., Ltd.                               1,238,245   3,779,347
    Shinih Enterprise Co., Ltd.                             119,000      78,270
#*  Shining Building Business Co., Ltd.                   3,069,628   1,041,821
    Shinkong Insurance Co., Ltd.                          1,760,784   1,487,195
    Shinkong Synthetic Fibers Corp.                      11,831,844   3,593,659
    Shinkong Textile Co., Ltd.                              867,169   1,177,675
#   Shiny Chemical Industrial Co., Ltd.                     519,717   1,117,056
#   ShunSin Technology Holding, Ltd.                        338,000   1,105,471
#*  Shuttle, Inc.                                         2,782,000     976,651
    Sigurd Microelectronics Corp.                         3,600,877   3,349,503
#   Silergy Corp.                                           149,000   2,913,338
*   Silicon Integrated Systems Corp.                      3,975,817     949,450
#   Siliconware Precision Industries Co., Ltd.            3,412,101   5,618,960
*   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                         147,242   1,201,495
#   Silitech Technology Corp.                             1,164,117     744,448
    Simplo Technology Co., Ltd.                           1,904,800   6,051,257
    Sinbon Electronics Co., Ltd.                          2,033,849   4,982,851
    Sincere Navigation Corp.                              3,220,370   2,137,443
#   Single Well Industrial Corp.                            185,639     188,285
#   Sinher Technology, Inc.                                 402,000     707,233
    Sinmag Equipment Corp.                                  387,130   2,294,117
#   Sino-American Electronic Co., Ltd.                      226,100     368,475
#   Sino-American Silicon Products, Inc.                  5,383,000  10,796,966
    Sinon Corp.                                           3,051,740   1,505,481
    SinoPac Financial Holdings Co., Ltd.                 39,063,974  12,248,562
#   Sinphar Pharmaceutical Co., Ltd.                        935,507     682,945
    Sinyi Realty, Inc.                                    1,181,589   1,272,066
#   Sirtec International Co., Ltd.                        1,156,000   1,710,734
#   Sitronix Technology Corp.                             1,239,774   3,964,461
#   Siward Crystal Technology Co., Ltd.                   1,417,705     969,543
#   Soft-World International Corp.                          709,000   1,882,240
*   Solar Applied Materials Technology Co.                3,014,084   1,311,316
#*  Solartech Energy Corp.                                3,050,062   1,413,933
#   Solomon Technology Corp.                                506,000     311,088
#   Solteam Electronics Co., Ltd.                           576,169     770,159
    Song Shang Electronics Co., Ltd.                        296,000     281,106
#   Sonix Technology Co., Ltd.                              932,000   1,014,545
#   Southeast Cement Co., Ltd.                            1,181,000     596,653
#   Speed Tech Corp.                                        334,000     464,347
#   Spirox Corp.                                            483,540     292,341
#   Sporton International, Inc.                             476,297   2,374,297
    St Shine Optical Co., Ltd.                              413,000   8,508,694
#   Standard Chemical & Pharmaceutical Co., Ltd.            723,040     804,523

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Standard Foods Corp.                                  1,974,745 $ 5,257,911
    Stark Technology, Inc.                                  914,400     888,937
#   Sunko INK Co., Ltd.                                     401,000     177,112
    Sunny Friend Environmental Technology Co., Ltd.         467,000   2,373,393
#   Sunonwealth Electric Machine Industry Co., Ltd.       2,040,001   2,881,081
    Sunplus Technology Co., Ltd.                          4,713,153   2,174,485
    Sunrex Technology Corp.                               1,614,894   1,087,896
#   Sunspring Metal Corp.                                   926,000   1,262,345
#   Supreme Electronics Co., Ltd.                         3,728,857   3,666,259
#   Swancor Holding Co., Ltd.                               775,061   2,201,547
#   Sweeten Real Estate Development Co., Ltd.               885,827     403,250
    Syncmold Enterprise Corp.                             1,448,000   3,132,093
    Synmosa Biopharma Corp.                                  94,417      95,651
    Synnex Technology International Corp.                 7,174,732   7,977,909
#   Sysage Technology Co., Ltd.                             562,234     581,903
#*  Sysgration                                            1,080,000     329,425
    Systex Corp.                                          1,090,293   2,074,685
    T-Mac Techvest PCB Co., Ltd.                            568,000     219,039
#   T3EX Global Holdings Corp.                              567,000     401,966
    TA Chen Stainless Pipe                                5,480,190   3,148,645
*   Ta Chong Securities Co., Ltd.                         1,713,000     629,448
#*  Ta Ya Electric Wire & Cable                           4,827,520   1,068,047
#   Ta Yih Industrial Co., Ltd.                             273,000     748,860
    TA-I Technology Co., Ltd.                               967,446     791,678
    Tah Hsin Industrial Corp.                               456,300     383,194
    TAI Roun Products Co., Ltd.                             263,000      88,835
#*  Tai Tung Communication Co., Ltd.                        729,353     593,510
#   Tai-Saw Technology Co., Ltd.                            175,960     116,867
    Taichung Commercial Bank Co., Ltd.                   21,307,219   7,339,332
#   TaiDoc Technology Corp.                                 456,698   1,572,460
#   Taiflex Scientific Co., Ltd.                          1,744,460   2,562,812
#*  TaiMed Biologics, Inc.                                  326,000   2,383,551
#   Taimide Tech, Inc.                                      923,800   1,299,857
#   Tainan Enterprises Co., Ltd.                            979,289     802,663
#   Tainan Spinning Co., Ltd.                            10,147,791   4,433,799
#*  Tainergy Tech Co., Ltd.                               2,201,000     896,562
    Taishin Financial Holding Co., Ltd.                  40,733,954  19,155,560
#*  Taisun Enterprise Co., Ltd.                           2,194,578   1,522,705
*   Taita Chemical Co., Ltd.                              1,823,609     634,694
#   Taiwan Acceptance Corp.                               1,230,000   4,542,252
    Taiwan Business Bank                                 20,859,312   5,919,987
    Taiwan Cement Corp.                                  16,977,350  19,676,268
#   Taiwan Chinsan Electronic Industrial Co., Ltd.          656,000   1,131,401
#   Taiwan Cogeneration Corp.                             3,546,657   2,783,604
    Taiwan Cooperative Financial Holding Co., Ltd.       30,899,486  16,885,124
#   Taiwan FamilyMart Co., Ltd.                             185,000   1,258,647
    Taiwan Fertilizer Co., Ltd.                           4,583,000   6,223,279
    Taiwan Fire & Marine Insurance Co., Ltd.              1,196,880     755,157
#   Taiwan FU Hsing Industrial Co., Ltd.                  1,608,000   1,964,166
#*  Taiwan Glass Industry Corp.                           6,964,904   3,564,087
    Taiwan High Speed Rail Corp.                          6,192,000   5,343,009
#   Taiwan Hon Chuan Enterprise Co., Ltd.                 2,751,545   4,975,279
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,487,000     839,524

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
*   Taiwan IC Packaging Corp.                               81,000 $     16,163
#   Taiwan Land Development Corp.                        9,430,009    3,279,026
#   Taiwan Line Tek Electronic                             672,071      565,217
#*  Taiwan Mask Corp.                                    1,760,050    1,027,886
    Taiwan Mobile Co., Ltd.                              4,184,900   14,977,243
    Taiwan Navigation Co., Ltd.                          1,597,720      730,191
    Taiwan Paiho, Ltd.                                   2,126,152    8,870,346
    Taiwan PCB Techvest Co., Ltd.                        2,586,816    2,529,400
#*  Taiwan Prosperity Chemical Corp.                     1,189,000      782,037
#*  Taiwan Pulp & Paper Corp.                            2,847,260    1,749,650
#   Taiwan Sakura Corp.                                  1,292,243    1,556,576
#   Taiwan Sanyo Electric Co., Ltd.                        441,650      351,767
    Taiwan Secom Co., Ltd.                               1,345,405    3,983,424
    Taiwan Semiconductor Co., Ltd.                       2,444,000    3,309,648
    Taiwan Semiconductor Manufacturing Co., Ltd.        41,147,652  290,868,610
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      7,660,550  275,473,378
#   Taiwan Shin Kong Security Co., Ltd.                  1,393,561    1,751,389
    Taiwan Styrene Monomer                               5,463,404    3,771,218
    Taiwan Surface Mounting Technology Corp.             2,679,674    2,195,873
#   Taiwan TEA Corp.                                     7,584,896    4,068,727
#   Taiwan Union Technology Corp.                        2,259,000    4,860,885
    Taiyen Biotech Co., Ltd.                             1,226,910    1,218,915
#*  Tatung Co., Ltd.                                    21,110,588    8,876,592
#   TCI Co., Ltd.                                          545,432    3,339,344
    Te Chang Construction Co., Ltd.                        444,682      290,288
*   Teapo Electronic Corp.                                 197,000      179,447
    Teco Electric and Machinery Co., Ltd.               12,164,000   11,455,625
    Tehmag Foods Corp.                                      59,600      445,063
    Ten Ren Tea Co., Ltd.                                  180,170      208,204
#   Test Research, Inc.                                  1,217,370    1,450,922
    Test Rite International Co., Ltd.                    2,298,166    1,697,177
#*  Tex-Ray Industrial Co., Ltd.                           841,000      265,068
#   Thinking Electronic Industrial Co., Ltd.               837,058    2,609,940
#   Thye Ming Industrial Co., Ltd.                       1,143,992    1,490,815
    Ton Yi Industrial Corp.                              5,471,300    2,626,946
#   Tong Hsing Electronic Industries, Ltd.               1,197,534    4,955,233
#   Tong Yang Industry Co., Ltd.                         3,647,341    6,770,825
    Tong-Tai Machine & Tool Co., Ltd.                    1,787,804    1,243,218
#   TOPBI International Holdings, Ltd.                     507,336    1,619,852
#   Topco Scientific Co., Ltd.                           1,219,166    3,734,092
#   Topco Technologies Corp.                               212,000      452,094
    Topkey Corp.                                            12,000       39,929
#   Topoint Technology Co., Ltd.                         1,372,771    1,063,748
#   Toung Loong Textile Manufacturing                      757,000    2,206,947
#*  TPK Holding Co., Ltd.                                2,896,000    9,723,997
#   Trade-Van Information Services Co.                     334,000      312,582
    Transcend Information, Inc.                            842,870    2,496,031
    Tripod Technology Corp.                              3,701,660   12,084,561
#   TrueLight Corp.                                        811,600      987,898
#   Tsang Yow Industrial Co., Ltd.                         635,000      899,321
    Tsann Kuen Enterprise Co., Ltd.                        712,441      597,980
#   TSC Auto ID Technology Co., Ltd.                       227,700    1,582,494
#*  TSEC Corp.                                           1,815,000      618,955

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   TSRC Corp.                                            4,624,154 $ 5,192,335
#   Ttet Union Corp.                                        295,000     898,811
    TTFB Co., Ltd.                                           90,000     750,136
#   TTY Biopharm Co., Ltd.                                1,348,991   4,397,650
    Tung Ho Steel Enterprise Corp.                        7,414,645   6,126,147
#   Tung Thih Electronic Co., Ltd.                          585,848   4,160,436
#   TURVO International Co., Ltd.                           516,464   1,735,228
#   TXC Corp.                                             2,255,762   3,261,066
#   TYC Brother Industrial Co., Ltd.                      1,905,333   1,946,457
*   Tycoons Group Enterprise                              3,811,121     722,717
#   Tyntek Corp.                                          2,559,413   1,105,474
    U-Ming Marine Transport Corp.                         3,581,200   3,722,911
    UDE Corp.                                               622,000     768,500
#   Ultra Chip, Inc.                                        524,000     572,594
    Uni-President Enterprises Corp.                      25,475,734  48,756,535
    Unimicron Technology Corp.                           13,563,563   8,819,843
#   Union Bank Of Taiwan                                  5,941,621   1,761,114
#*  Union Insurance Co., Ltd.                               589,895     280,250
    Unitech Computer Co., Ltd.                              778,365     457,248
*   Unitech Printed Circuit Board Corp.                   4,366,921   1,554,584
#   United Integrated Services Co., Ltd.                  2,055,800   3,867,624
#   United Microelectronics Corp.                       114,122,441  52,381,031
#   United Orthopedic Corp.                                 410,159     946,202
#   United Radiant Technology                             1,027,000     713,645
#   Unity Opto Technology Co., Ltd.                       3,431,276   1,289,145
    Univacco Technology, Inc.                                52,000      30,777
#   Universal Cement Corp.                                3,178,790   2,379,610
#   Universal Microwave Technology, Inc.                    250,000     722,986
*   Unizyx Holding Corp.                                  2,989,496   1,420,667
    UPC Technology Corp.                                  7,126,471   3,352,794
#   Userjoy Technology Co., Ltd.                            154,000     397,769
    USI Corp.                                             8,025,928   3,975,290
#   Usun Technology Co., Ltd.                               496,000   1,007,590
#   Utechzone Co., Ltd.                                     401,000     719,362
#   Vanguard International Semiconductor Corp.            5,755,000  10,773,682
#   Ve Wong Corp.                                           692,524     563,036
*   Via Technologies, Inc.                                  347,000     126,896
#   Victory New Materials, Ltd. Co.                         640,000   1,100,404
    Viking Tech Corp.                                        60,114      36,228
#   Visual Photonics Epitaxy Co., Ltd.                    1,492,224   3,414,071
#   Vivotek, Inc.                                           616,774   1,804,745
#   Voltronic Power Technology Corp.                        236,350   4,052,839
#*  Wafer Works Corp.                                     3,686,889   2,505,045
#   Waffer Technology Co., Ltd.                             598,000     367,446
#*  Wah Hong Industrial Corp.                               364,280     241,299
    Wah Lee Industrial Corp.                              1,266,000   2,117,465
    Walsin Lihwa Corp.                                   26,265,307  11,565,320
    Walsin Technology Corp.                               3,167,388   5,670,653
#   Walton Advanced Engineering, Inc.                     2,198,662     956,428
    Wan Hai Lines, Ltd.                                   5,701,026   3,265,408
#   WAN HWA Enterprise Co.                                  516,778     240,496
    Waterland Financial Holdings Co., Ltd.               11,961,266   3,790,776
#*  Wei Chuan Foods Corp.                                 1,978,000   1,218,537

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Wei Mon Industry Co., Ltd.                            2,514,674 $    14,058
#   Weikeng Industrial Co., Ltd.                          1,573,085     859,731
#   Well Shin Technology Co., Ltd.                          729,443   1,201,863
#   Wha Yu Industrial Co., Ltd.                             533,000     347,382
    Win Semiconductors Corp.                              2,727,248  15,958,943
#   Winbond Electronics Corp.                            24,189,000  14,598,446
    WinMate Communication, Inc.                             119,000     222,302
    Winstek Semiconductor Co., Ltd.                         253,000     197,913
    Wintek Corp.                                          6,349,135      72,143
#   Wisdom Marine Lines Co., Ltd.                         2,965,749   2,819,574
#   Wisechip Semiconductor, Inc.                            157,846     708,318
    Wistron Corp.                                        17,810,051  17,972,886
#   Wistron NeWeb Corp.                                   2,516,575   8,049,900
#   Wowprime Corp.                                          720,000   4,027,007
#   WPG Holdings, Ltd.                                    9,115,041  12,765,114
    WT Microelectronics Co., Ltd.                         3,689,868   5,465,743
*   WUS Printed Circuit Co., Ltd.                         2,962,000   1,736,392
    X-Legend Entertainment Co., Ltd.                         17,011      34,364
#   XAC Automation Corp.                                    881,000   1,706,016
#*  XinTec, Inc.                                            832,000   1,513,956
    XPEC Entertainment, Inc.                                 63,985      10,489
#   Xxentria Technology Materials Corp.                   1,133,736   2,361,919
    Yageo Corp.                                           3,068,030  11,684,018
*   Yang Ming Marine Transport Corp.                      7,563,630   3,367,418
#   YC Co., Ltd.                                          2,760,703   1,147,663
#   YC INOX Co., Ltd.                                     2,932,560   2,418,142
#   YCC Parts Manufacturing Co., Ltd.                        51,000      77,736
#   Yea Shin International Development Co., Ltd.          1,212,704     562,239
    Yeong Guan Energy Technology Group Co., Ltd.            817,774   2,215,633
#   YFC-Boneagle Electric Co., Ltd.                         933,000   1,979,773
#*  YFY, Inc.                                            12,740,997   4,324,808
    Yi Jinn Industrial Co., Ltd.                          2,152,096     784,129
#*  Yieh Phui Enterprise Co., Ltd.                       10,077,373   4,370,812
#   Yonyu Plastics Co., Ltd.                                718,050     746,644
*   Young Fast Optoelectronics Co., Ltd.                    880,137     388,983
#*  Young Optics, Inc.                                      547,214     745,589
#   Youngtek Electronics Corp.                              969,569   1,483,540
    Yuanta Financial Holding Co., Ltd.                   41,441,301  17,764,564
#   Yulon Motor Co., Ltd.                                 5,675,715   4,958,863
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.        385,350   1,051,423
#   Yungshin Construction & Development Co., Ltd.           427,200     397,535
    YungShin Global Holding Corp.                           976,400   1,325,520
    Yungtay Engineering Co., Ltd.                         2,754,000   4,558,946
#   Zeng Hsing Industrial Co., Ltd.                         582,974   2,471,328
    Zenitron Corp.                                        1,504,000     899,162
    Zero One Technology Co., Ltd.                           395,000     258,369
    Zhen Ding Technology Holding, Ltd.                    3,790,150   8,816,754
#   Zig Sheng Industrial Co., Ltd.                        4,603,638   1,386,610
#   Zinwell Corp.                                         2,431,979   2,519,046
#   Zippy Technology Corp.                                1,011,028   1,206,251

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
#   ZongTai Real Estate Development Co., Ltd.          1,920,250 $    1,128,801
                                                                 --------------
TOTAL TAIWAN                                                      3,852,100,427
                                                                 --------------
THAILAND -- (2.9%)
    AAPICO Hitech PCL(B013L48)                           751,080        525,902
    AAPICO Hitech PCL(B013KZ2)                           125,100         87,594
    Advanced Info Service PCL                          3,094,009     17,247,567
    Advanced Information Technology PCL Class F          349,700        294,250
    AEON Thana Sinsap Thailand PCL                        11,200         33,657
    Airports of Thailand PCL                          15,631,000     24,191,141
*   AJ Advance Technology PCL Class F                 20,931,500        742,241
    AJ Plast PCL                                       1,496,200        602,500
    Amata Corp. PCL                                    4,743,300      2,237,910
    Ananda Development PCL                            17,561,400      2,628,154
    AP Thailand PCL                                   14,726,236      3,407,570
    Asia Aviation PCL                                 18,198,700      3,472,773
    Asia Plus Group Holdings PCL(BZ22310)              9,080,700        998,764
    Asia Plus Group Holdings PCL(B081Z10)                799,600         87,946
    Asia Sermkij Leasing PCL                             933,500        597,525
    Asian Insulators PCL                               9,576,560         72,321
    Asian Phytoceuticals PCL                             172,615          7,158
    Bangchak Corp. PCL                                 6,328,100      6,608,311
    Bangkok Airways PCL                                5,322,700      2,927,153
    Bangkok Aviation Fuel Services PCL                 1,921,342      2,728,154
    Bangkok Bank PCL                                     819,900      4,545,897
    Bangkok Chain Hospital PCL                        11,197,750      4,711,087
    Bangkok Dusit Medical Services PCL Class F        11,622,200      6,670,894
    Bangkok Expressway & Metro PCL                    25,165,955      5,672,011
    Bangkok Insurance PCL                                 20,640        215,229
    Bangkok Land PCL                                  93,610,804      5,091,748
    Bangkok Life Assurance PCL                         2,598,240      3,259,854
    Bangkok Ranch PCL                                  4,335,900        944,669
    Banpu PCL                                         12,812,110      6,275,822
    Beauty Community PCL                              17,239,800      6,165,120
    BEC World PCL                                      6,382,600      3,548,393
    Berli Jucker PCL                                   5,585,550      7,763,187
    Better World Green PCL                             8,838,100        488,696
    Big Camera Corp. PCL                              17,702,000      2,000,196
    BJC Heavy Industries PCL Class F                   2,317,200        257,648
    BTS Group Holdings PCL                             9,577,800      2,475,293
    Bumrungrad Hospital PCL                            1,303,600      6,855,589
    Buriram Sugar PCL Class F                          1,527,360        523,249
    Cal-Comp Electronics Thailand PCL Class F         17,806,628      1,669,547
    Carabao Group PCL Class F                          1,129,800      2,359,656
    Central Pattana PCL                                5,485,900     11,457,637
    Central Plaza Hotel PCL                            5,119,200      6,268,910
    CH Karnchang PCL                                   2,872,467      2,460,154
    Charoen Pokphand Foods PCL                        20,345,600     15,040,697
    Charoong Thai Wire & Cable PCL Class F             1,034,400        323,284
    Christiani & Nielsen Thai Class F                  2,094,400        232,875
    Chularat Hospital PCL Class F                     49,296,400      3,822,058
*   CIMB Thai Bank PCL                                 1,623,900         52,216
    CK Power PCL                                      27,768,010      2,770,417

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    COL PCL                                                  80,400 $   122,618
    Com7 PCL Class F                                      4,402,800   1,521,560
*   Country Group Development PCL                        10,289,700     330,863
    Country Group Holdings PCL Class F                    6,787,311     291,673
    CP ALL PCL                                            9,883,800  18,043,991
    CS Loxinfo PCL                                        1,599,300     293,172
    Delta Electronics Thailand PCL                        1,870,500   4,988,712
*   Demco PCL                                             1,370,900     238,944
    Dhipaya Insurance PCL                                   981,000   1,238,171
    Diamond Building Products PCL                         1,041,800     183,148
    Dynasty Ceramic PCL                                  19,838,560   2,408,540
*   E for L Aim PCL                                       1,670,200       5,019
    Eastern Polymer Group PCL Class F                     5,592,500   1,815,065
    Eastern Printing PCL                                    697,528     147,779
    Eastern Water Resources Development and Management
      PCL Class F                                         3,977,200   1,529,853
    Electricity Generating PCL(6304643)                     836,000   5,476,778
    Electricity Generating PCL(6368553)                     161,000   1,054,738
    Energy Absolute PCL                                   5,448,000   6,057,608
    Energy Earth PCL                                      3,836,900     168,343
    Erawan Group PCL (The)                               12,663,600   2,035,979
*   Esso Thailand PCL                                    12,146,800   3,595,510
    Forth Corp. PCL                                         777,400     171,709
    Forth Smart Service PCL                               2,029,000   1,201,187
    Fortune Parts Industry PCL                            3,405,100     497,312
*   G J Steel PCL                                         6,467,310      81,627
    GFPT PCL                                              5,645,522   3,274,340
    Global Power Synergy PCL Class F                      1,362,700   1,576,607
    Glow Energy PCL                                       2,757,800   6,712,899
*   GMM Grammy PCL                                          258,000      82,959
    Golden Land Property Development PCL(BYNQKS0)         5,472,900   1,217,059
    Golden Land Property Development PCL(6368586)           816,400     181,550
    Grand Canal Land PCL                                  5,777,700     385,452
*   Grande Asset Hotels & Property PCL                    2,075,415      56,132
    Group Lease PCL                                       1,754,000   1,070,010
    Hana Microelectronics PCL                             2,312,957   2,797,666
    Home Product Center PCL                              32,325,715   9,617,135
    ICC International PCL                                    51,000      55,940
    Ichitan Group PCL                                     2,744,700     635,109
    Indorama Ventures PCL                                 9,795,500  10,965,167
*   Inter Far East Energy Corp. Class F                   4,117,300     287,672
    Interlink Communication PCL                             484,400     200,884
    Intouch Holdings PCL(6397557)                         3,276,900   5,883,875
    Intouch Holdings PCL(BKXLD88)                           180,100     323,381
    IRPC PCL                                             50,588,090   8,361,291
    Italian-Thai Development PCL                         16,967,119   2,008,939
    Jasmine International PCL                            19,592,500   4,415,842
    Jaymart PCL                                           3,023,545   1,344,747
    JSP Property PCL                                      1,090,100      32,431
    Jubilee Enterprise PCL                                  102,600      56,115
    Kang Yong Electric PCL                                   10,600     168,828
    Karmarts PCL                                          3,387,566     875,485
    Kasikornbank PCL(6888794)                             1,466,600   8,726,483
    Kasikornbank PCL(6364766)                             3,095,500  17,907,044

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    KCE Electronics PCL                                   1,869,482 $ 4,859,591
    KGI Securities Thailand PCL                           9,893,000   1,183,242
    Khon Kaen Sugar Industry PCL                         16,814,948   2,233,470
    Khonburi Sugar PCL                                      284,500      58,992
    Kiatnakin Bank PCL                                    3,602,107   7,225,539
    Krung Thai Bank PCL                                  14,905,675   8,107,605
    Krungthai Card PCL                                    1,173,000   3,516,198
    L.P.N Development PCL                                   301,300     105,031
    Laguna Resorts & Hotels PCL                              10,800       8,682
    Lam Soon Thailand PCL                                 2,212,200     375,608
    Land & Houses PCL(6581930)                            3,326,700     999,715
    Land & Houses PCL(6581941)                            8,977,380   2,697,814
    Lanna Resources PCL                                   1,517,050     542,512
    LH Financial Group PCL                               49,646,427   2,640,728
    Loxley PCL                                           11,823,135   1,172,489
    LPN Development PCL                                   9,076,700   3,164,086
    Major Cineplex Group PCL                              5,048,100   4,664,826
    Malee Group PCL                                       1,459,200   1,458,038
    Maybank Kim Eng Securities Thailand PCL                 272,400     180,910
    MBK PCL                                               4,089,900   1,843,598
    MC Group PCL                                          3,110,100   1,616,899
*   MCOT PCL                                              1,938,900     833,209
    MCS Steel PCL                                         2,596,700   1,147,101
    Mega Lifesciences PCL                                 2,348,200   1,975,857
*   Millcon Steel PCL                                     5,222,800     274,665
    Minor International PCL                               6,375,357   8,094,566
    MK Real Estate Development PCL                        2,044,900     228,601
    MK Restaurants Group PCL                                836,200   1,532,860
    Modernform Group PCL                                    724,300     104,477
    Mono Technology PCL Class F                           7,939,500     835,071
    Muang Thai Insurance PCL                                 19,800      80,327
    Muangthai Leasing PCL Class F                         4,102,600   4,407,553
    Muramoto Electron Thailand PCL                            7,400      50,480
    Namyong Terminal PCL                                  2,142,000     350,815
*   Nation Multimedia Group PCL                          11,246,400     209,540
*   Noble Development PCL                                   138,600      55,812
    Padaeng Industry PCL                                    192,800     119,933
    PCS Machine Group Holding PCL                           255,100      55,579
    Plan B Media Pcl                                        756,600     127,326
    Platinum Group PCL (The) Class F                      1,054,100     220,155
*   Polyplex Thailand PCL                                 4,808,487   1,820,712
*   Precious Shipping PCL                                 7,924,100   2,214,600
    Premier Marketing PCL                                 2,303,000     788,971
*   Principal Capital PCL                                   106,200      11,298
    Property Perfect PCL                                 35,870,900     927,050
    Pruksa Holding PCL                                    7,775,400   5,350,823
    PTG Energy PCL                                        7,386,200   4,084,146
    PTT Exploration & Production PCL                      9,182,869  24,284,179
    PTT Global Chemical PCL                               7,073,511  15,358,021
    PTT PCL                                               5,997,680  69,932,230
    Quality Houses PCL                                   55,039,604   4,035,780
    Raimon Land PCL                                      20,329,300     714,777
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                        1,991,401   3,231,579

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                          731,100 $ 1,186,405
    Ratchthani Leasing PCL                                9,796,900   1,648,690
*   Regional Container Lines PCL                          4,191,400   1,051,739
    Robinson PCL                                          1,562,100   2,734,432
*   Rojana Industrial Park PCL                            7,164,512   1,173,398
*   RS PCL                                                5,916,000   2,453,407
    S 11 Group PCL                                          600,800     156,174
    Saha-Union PCL                                          723,700     897,108
    Sahaviriya Steel Industries PCL                      72,645,680      20,521
    Samart Corp. PCL                                      5,856,200   2,516,601
*   Samart I-Mobile PCL                                  14,498,900     431,353
    Samart Telcoms PCL                                    2,859,600   1,134,336
    Sansiri PCL                                          71,609,485   4,476,064
    Sappe PCL                                               467,500     342,794
    SC Asset Corp PCL                                    23,816,316   2,318,900
    Scan Inter PCL Class F                                2,308,700     345,509
    Siam Cement PCL (The)(6609906)                          193,700   2,945,388
    Siam Cement PCL (The)(6609928)                          772,300  11,743,537
    Siam City Cement PCL(6363194)                            25,524     238,546
    Siam City Cement PCL(6806387)                           599,977   5,607,346
    Siam Commercial Bank PCL (The)                        3,194,869  14,113,436
    Siam Future Development PCL                           8,754,325   1,552,162
    Siam Global House PCL                                 6,346,772   2,612,978
    Siam Wellness Group PCL                                 676,800     274,572
    Siamgas & Petrochemicals PCL                          5,038,600   2,301,526
*   Singha Estate PCL                                    13,902,271   1,679,477
    Sino-Thai Engineering & Construction PCL              4,258,671   3,295,442
    SNC Former PCL                                          954,900     410,352
    Somboon Advance Technology PCL                        2,607,925   1,269,616
    SPCG PCL                                              4,018,600   2,439,431
    Sri Ayudhya Capital PCL                                 230,700     207,985
    Sri Trang Agro-Industry PCL                           6,545,700   2,419,489
    Sriracha Construction PCL                               829,700     541,057
    Srisawad Corp. PCL                                    1,604,800   2,543,933
    Srithai Superware PCL                                13,370,500     771,456
    Star Petroleum Refining PCL                           7,131,200   3,300,241
*   Stars Microelectronics Thailand PCL                   2,240,900     321,894
    STP & I PCL                                           8,111,433   1,608,807
    Sub Sri Thai PCL                                        316,910      89,045
    Supalai PCL                                           9,176,500   6,563,211
*   Superblock PCL                                       52,991,800   2,054,285
    Susco PCL                                             2,397,300     252,146
    SVI PCL                                               9,484,228   1,581,821
*   Symphony Communication PCL                              262,058      93,714
    Synnex Thailand PCL                                   1,912,800     741,518
    Syntec Construction PCL                               9,325,400   1,395,594
    Taokaenoi Food & Marketing PCL                        3,587,700   2,167,078
    Tapaco PCL                                              684,500     450,485
*   Tata Steel Thailand PCL                              29,362,300     767,665
    Thai Agro Energy PCL Class F                            279,230      24,335
*   Thai Airways International PCL                        9,318,137   5,208,401
    Thai Central Chemical PCL                               233,100     513,112
    Thai Metal Trade PCL                                  1,596,900     671,843

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Thai Nakarin Hospital PCL                              126,800 $    135,273
    Thai Oil PCL                                         5,525,500   14,238,626
    Thai Rayon PCL                                          20,400       25,748
    Thai Reinsurance PCL                                 3,887,700      202,116
    Thai Solar Energy PCL Class F                        1,319,200      196,632
    Thai Stanley Electric PCL                                5,600       35,004
    Thai Stanley Electric PCL Class F                      150,500      940,724
    Thai Union Group PCL Class F                         9,923,360    6,053,648
    Thai Vegetable Oil PCL                               5,129,725    4,663,176
    Thai Wah PCL Class F                                 3,774,600    1,094,613
    Thai-German Ceramic Industry PCL                     4,086,200      284,885
    Thaicom PCL                                          3,789,000    1,776,281
*   Thaifoods Group PCL Class F                          2,148,000      329,205
    Thaire Life Assurance PCL Class F                    1,495,400      361,756
    Thanachart Capital PCL                               6,230,600    8,940,578
    Thitikorn PCL                                        1,156,200      403,045
    Thoresen Thai Agencies PCL                           8,992,200    2,296,927
    TICON Industrial Connection PCL Class F              3,639,124    1,531,043
    Tipco Asphalt PCL(BWZ1HK0)                           4,026,400    2,734,562
    Tipco Asphalt PCL(6363967)                           3,055,100    2,074,896
    TIPCO Foods PCL                                      1,821,700      875,909
    Tisco Financial Group PCL(B3KFW10)                     132,090      292,748
    Tisco Financial Group PCL(B3KFW76)                   2,824,600    6,260,101
    TMB Bank PCL                                        74,132,413    5,257,539
    Total Access Communication PCL(B1YWK08)              6,418,200   10,463,461
    Total Access Communication PCL(B231MK7)              1,794,900    2,926,189
    TPI Polene PCL                                      93,656,510    6,360,756
    TRC Construction PCL                                16,401,885      581,618
*   True Corp. PCL                                      58,122,748    9,868,632
    TTCL PCL(B5ML0D8)                                       22,904       12,320
    TTCL PCL(BWY4Y10)                                    1,834,568      986,846
    TTW PCL                                             11,867,300    3,887,235
*   U City PCL                                          67,261,500       60,639
    Union Mosaic Industry PCL (The) Class F              1,020,550       89,553
    Unique Engineering & Construction PCL                5,956,405    3,221,952
    Univanich Palm Oil PCL                                 931,300      195,907
    Univentures PCL                                     11,167,400    2,617,635
    Vanachai Group PCL                                   7,584,740    2,712,377
    VGI Global Media PCL                                21,047,500    3,289,018
    Vibhavadi Medical Center PCL                        39,125,400    3,151,055
    Vinythai PCL                                         3,270,300    2,053,980
    WHA Corp. PCL                                       25,354,300    2,316,261
    Workpoint Entertainment PCL                          1,848,980    3,486,650
                                                                   ------------
TOTAL THAILAND                                                      755,202,705
                                                                   ------------
TURKEY -- (1.6%)
    Adana Cimento Sanayii TAS Class A                      461,789      885,718
#*  Afyon Cimento Sanayi TAS                               902,611    2,340,057
    Akbank TAS                                           7,772,101   23,121,136
    Akcansa Cimento A.S.                                   460,217    1,606,187
#*  Akenerji Elektrik Uretim A.S.                        3,770,374    1,254,228
    Aksa Akrilik Kimya Sanayii A.S.                      1,178,929    4,668,765
#*  Aksa Enerji Uretim A.S.                              1,184,828    1,394,691

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TURKEY -- (Continued)
#*  Aksigorta A.S.                                          674,741 $   610,030
#   Alarko Holding A.S.                                     969,013   1,578,045
#   Albaraka Turk Katilim Bankasi A.S.                    4,091,520   1,675,291
    Alkim Alkali Kimya A.S.                                 136,614   1,019,052
    Anadolu Anonim Turk Sigorta Sirketi                   1,724,700   1,396,610
    Anadolu Cam Sanayii A.S.                              2,938,413   2,005,364
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.             958,506   5,623,077
#   Anadolu Hayat Emeklilik A.S.                            722,289   1,364,930
    Arcelik A.S.                                          1,686,939  12,470,120
    Aselsan Elektronik Sanayi Ve Ticaret A.S.               793,696   5,427,307
#   AvivaSA Emeklilik ve Hayat A.S. Class A                  21,378     121,184
    Aygaz A.S.                                              464,424   2,128,145
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                  317,741   1,155,864
#*  Baticim Bati Anadolu Cimento Sanayii A.S.               211,763     495,353
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.    1,083,806   1,417,399
    BIM Birlesik Magazalar A.S.                             807,765  15,753,995
#*  Bizim Toptan Satis Magazalari A.S.                      193,845     752,239
#   Bolu Cimento Sanayii A.S.                               804,368   1,323,508
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.          592,290   1,506,731
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.             50,100     135,545
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.        573,423   1,189,982
#   Bursa Cimento Fabrikasi A.S.                            257,007     429,532
#   Celebi Hava Servisi A.S.                                102,022     811,959
#   Cimsa Cimento Sanayi VE Ticaret A.S.                    634,294   2,714,642
    Coca-Cola Icecek A.S.                                   483,051   5,837,394
#*  Deva Holding A.S.                                       216,864     292,831
#*  Dogan Sirketler Grubu Holding A.S.                    8,159,506   1,926,727
#*  Dogus Otomotiv Servis ve Ticaret A.S.                   434,834   1,186,667
#   Eczacibasi Yatirim Holding Ortakligi A.S.               403,209   1,182,791
#   EGE Endustri VE Ticaret A.S.                             24,008   1,819,071
    EGE Seramik Sanayi ve Ticaret A.S.                      694,943     953,813
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                              2,592,458   3,538,545
#   Enka Insaat ve Sanayi A.S.                            1,677,317   2,631,994
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.             24,031     495,863
    Eregli Demir ve Celik Fabrikalari TAS                 6,934,862  15,461,504
#*  Fenerbahce Futbol A.S.                                  102,382   1,101,958
#   Ford Otomotiv Sanayi A.S.                               471,080   6,027,200
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.     191,550     383,898
#   Global Yatirim Holding A.S.                           2,074,448   1,787,043
#*  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.     71,836   1,638,230
#   Goodyear Lastikleri TAS                               1,615,960   2,127,172
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.        1,117,444   1,067,472
#*  GSD Holding AS                                        4,407,386     927,972
*   Gubre Fabrikalari TAS                                 1,087,152   1,659,217
    Hektas Ticaret TAS                                       18,886      29,994
#*  Ihlas Holding A.S.                                    9,899,816   1,719,218
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                          180,631     568,845
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.   753,290     907,641
*   Is Finansal Kiralama A.S.                             1,358,802     482,946
    Is Yatirim Menkul Degerler A.S. Class A                 201,635      99,787
#*  Izmir Demir Celik Sanayi A.S.                         1,456,183   1,606,701
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                             1,981,662   1,256,987
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                               725,472     491,043

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D                                    8,001,229 $     4,596,525
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.           3,809,559       1,408,269
#   Kartonsan Karton Sanayi ve Ticaret A.S.               4,815         414,728
    KOC Holding A.S.                                  2,149,812      10,011,856
#   Konya Cimento Sanayii A.S.                           10,060         805,805
#*  Koza Altin Isletmeleri A.S.                         425,974       3,911,621
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.    1,501,782       2,091,370
*   Logo Yazilim Sanayi Ve Ticaret A.S.                  30,565         477,203
#   Mardin Cimento Sanayii ve Ticaret A.S.              397,809         540,672
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.      2,731,714       1,017,401
#*  Migros Ticaret A.S.                                 393,754       3,331,001
#*  NET Holding A.S.                                  1,443,124       1,267,027
#*  Netas Telekomunikasyon A.S.                         287,876       1,149,980
    Nuh Cimento Sanayi A.S.                             234,894         707,710
#   Otokar Otomotiv Ve Savunma Sanayi A.S.              142,302       5,128,370
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                      722,150         778,047
#*  Pegasus Hava Tasimaciligi A.S.                      170,424       1,167,963
    Petkim Petrokimya Holding A.S.                    4,253,707       7,776,660
    Pinar Entegre Et ve Un Sanayi A.S.                   94,529         267,830
    Pinar SUT Mamulleri Sanayii A.S.                    127,719         544,862
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                              819,845         689,935
#*  Sekerbank TAS                                     4,054,161       1,601,776
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.         1,167,416       1,290,445
    Soda Sanayii A.S.                                 2,278,196       3,690,326
#   Tat Gida Sanayi A.S.                                676,010       1,395,188
#   TAV Havalimanlari Holding A.S.                    1,508,236       9,140,624
    Tekfen Holding A.S.                               1,707,075       5,307,419
*   Teknosa Ic Ve Dis Ticaret A.S.                      102,667         180,135
    Tofas Turk Otomobil Fabrikasi A.S.                  795,604       6,990,746
    Trakya Cam Sanayii A.S.                           6,235,503       6,595,590
#*  Tumosan Motor ve Traktor Sanayi A.S.                374,799         830,850
    Tupras Turkiye Petrol Rafinerileri A.S.             699,285      21,550,429
#*  Turcas Petrol A.S.                                1,682,409       1,052,526
*   Turk Hava Yollari AO                              7,270,819      18,256,995
#*  Turk Telekomunikasyon A.S.                        2,359,041       4,863,100
    Turk Traktor ve Ziraat Makineleri A.S.              136,383       3,165,058
    Turkcell Iletisim Hizmetleri A.S.                 3,457,760      12,644,280
#   Turkcell Iletisim Hizmetleri A.S. ADR               291,527       2,682,048
    Turkiye Garanti Bankasi A.S.                      8,155,637      24,423,565
    Turkiye Halk Bankasi A.S.                         3,489,052      14,969,320
#   Turkiye Is Bankasi Class C                        8,992,222      19,357,296
    Turkiye Sinai Kalkinma Bankasi A.S.              13,241,357       5,761,321
    Turkiye Sise ve Cam Fabrikalari A.S.              7,539,135       9,644,680
    Turkiye Vakiflar Bankasi TAO Class D              7,129,989      14,271,169
    Ulker Biskuvi Sanayi A.S.                           926,513       5,594,387
#*  Vestel Elektronik Sanayi ve Ticaret A.S.          1,267,281       2,593,629
#*  Yapi ve Kredi Bankasi A.S.                        4,892,632       6,315,663
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.        302,748       1,111,162
#*  Zorlu Enerji Elektrik Uretim A.S.                 5,987,155       2,503,047
                                                                ---------------
TOTAL TURKEY                                                        413,454,819
                                                                ---------------
TOTAL COMMON STOCKS                                              24,154,516,602
                                                                ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PREFERRED STOCKS -- (2.8%)

BRAZIL -- (2.7%)
    AES Tiete Energia SA                                     6,203 $      5,550
    Alpargatas SA                                        1,331,965    6,360,081
    Banco ABC Brasil SA                                    931,875    4,891,944
    Banco Bradesco SA                                    5,811,393   56,262,432
    Banco Bradesco SA ADR                                9,174,829   88,261,855
    Banco do Estado do Rio Grande do Sul SA Class B      2,139,633   10,038,267
*   Banco Pan SA                                         1,414,728      852,915
*   Banco Pine SA                                          192,365      189,382
    Braskem SA Class A                                     332,975    3,983,933
    Centrais Eletricas Brasileiras SA Class B            1,058,763    5,659,910
*   Centrais Eletricas Santa Catarina                       64,363      415,278
*   Cia Brasileira de Distribuicao                         873,400   20,306,091
    Cia de Gas de Sao Paulo - COMGAS Class A               193,322    2,926,162
    Cia de Saneamento do Parana                            858,590    2,918,548
    Cia de Transmissao de Energia Eletrica Paulista        419,293    9,412,192
    Cia Energetica de Minas Gerais                       5,120,389   13,989,999
    Cia Energetica de Sao Paulo Class B                  1,432,642    7,167,000
    Cia Energetica do Ceara Class A                         80,030    1,235,732
    Cia Ferro Ligas da Bahia - FERBASA                     498,782    1,951,398
    Cia Paranaense de Energia                              572,041    4,753,021
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                           1,233,786    5,653,888
    Eucatex SA Industria e Comercio                         87,459       78,811
    Gerdau SA                                            2,662,971    9,103,299
*   Gol Linhas Aereas Inteligentes SA                      130,600      374,836
    Itau Unibanco Holding SA                            10,663,754  127,622,396
    Itau Unibanco Holding SA ADR                         6,510,406   77,538,935
    Lojas Americanas SA                                  4,424,629   22,234,174
    Marcopolo SA                                         4,066,165    4,250,869
*   Petroleo Brasileiro SA                               8,903,162   37,944,112
*   Petroleo Brasileiro SA Sponsored ADR                 4,065,689   34,558,357
    Randon SA Implementos e Participacoes                2,670,695    4,564,851
    Suzano Papel e Celulose SA Class A                   3,280,839   14,750,545
    Telefonica Brasil SA                                   894,497   13,398,738
    Unipar Carbocloro SA Class B                           181,100      529,068
*   Usinas Siderurgicas de Minas Gerais SA Class A       4,465,498    7,403,475
    Vale SA                                              9,604,653   89,844,863
    Vale SA Sponsored ADR                                  961,488    9,028,372
                                                                   ------------
TOTAL BRAZIL                                                        700,461,279
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                           214,504      526,530
    Embotelladora Andina SA Class B                        788,897    3,593,677
    Sociedad Quimica y Minera de Chile SA Class B            4,487      183,943
                                                                   ------------
TOTAL CHILE                                                           4,304,150
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                  1,595,740    1,410,771
    Banco Davivienda SA                                    626,168    7,108,552
    Bancolombia SA                                         299,076    3,275,065
    Grupo Argos SA                                          57,277      374,413
    Grupo Aval Acciones y Valores SA                     8,079,317    3,571,405

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE++
                                                    -------------- ------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA                   229,382 $  3,170,951
                                                                   ------------
TOTAL COLOMBIA                                                       18,911,157
                                                                   ------------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                      405,648       83,847
    Vedanta, Ltd.                                      108,127,840    1,361,053
                                                                   ------------
TOTAL INDIA                                                           1,444,900
                                                                   ------------
TOTAL PREFERRED STOCKS                                              725,121,486
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                     32,812       31,525
*   Brasil Brokers Participacoes SA Rights 07/31/17        462,953        1,485
*   Iochpe Maxion SA Warrants 06/03/19                      31,129       67,881
                                                                   ------------
TOTAL BRAZIL                                                            100,891
                                                                   ------------
CHILE -- (0.0%)
*   Grupo Security SA Rights 08/24/17                      143,247        5,621
                                                                   ------------
INDIA -- (0.0%)
*   Intellect Design Arena, Ltd. Rights 08/09/17            93,049       35,029
                                                                   ------------
INDONESIA -- (0.0%)
*   Bumi Resources Tbk PT Rights 07/21/17           20,812,955,153           --
                                                                   ------------
MALAYSIA -- (0.0%)
*   Borneo Oil Bhd Warrants 05/29/27                       648,300        6,814
    Daibochi Plastic & Packaging Industry Bhd
*     Warrants 06/19/22                                      7,536          915
                                                                   ------------
TOTAL MALAYSIA                                                            7,729
                                                                   ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                              1,003,528           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Iljin Materials Co., Ltd. Rights 08/30/17                7,356       51,930
*   Sejong Telecom, Inc. Rights 08/03/17                   459,928       47,265
    Ssangyong Cement Industrial Co., Ltd. Rights
*     08/21/17                                              14,153       13,280
                                                                   ------------
TOTAL SOUTH KOREA                                                       112,475
                                                                   ------------
TAIWAN -- (0.0%)
*   Airtac International Group Rights 08/09/17              28,587      102,718
*   Long Chen Paper Co., Ltd. Rights 08/14/17               90,304       13,458
                                                                   ------------
TOTAL TAIWAN                                                            116,176
                                                                   ------------
THAILAND -- (0.0%)
*   Jay Mart PCL Warrants 06/05/19                         225,599       24,948
*   MILL W4 Warrants 07/11/22                              456,610           --
*   RS PCL Warrants 05/23/20                               944,440      173,128

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
THAILAND -- (Continued)
*     Vibhavadi Medical Center PCL Warrants 06/14/22  3,105,731 $            --
                                                                ---------------
TOTAL THAILAND                                                          198,076
                                                                ---------------
TURKEY -- (0.0%)
*     Boyner Perakende Ve Tekstil Yatirimlari A.S.
        Rights 09/11/17                                  69,664         592,254
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 1,168,251
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      24,880,806,339
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund                 98,065,878   1,134,818,341
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $21,635,892,205)^^          $26,015,624,680
                                                                ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil                $1,345,276,266              --   --    $ 1,345,276,266
   Chile                    330,347,265              --   --        330,347,265
   China                    677,655,771 $ 3,666,945,017   --      4,344,600,788
   Colombia                  80,219,386              --   --         80,219,386
   Czech Republic                    --      35,897,037   --         35,897,037
   Egypt                        937,707      14,194,807   --         15,132,514
   Greece                     1,268,862      66,652,998   --         67,921,860
   Hong Kong                         --       2,725,526   --          2,725,526
   Hungary                      319,753     100,534,788   --        100,854,541
   India                    117,839,613   3,156,104,293   --      3,273,943,906
   Indonesia                 31,302,039     680,356,594   --        711,658,633
   Malaysia                   7,497,454     787,925,754   --        795,423,208
   Mexico                   965,660,651              --   --        965,660,651
   Peru                      31,161,108              --   --         31,161,108
   Philippines                6,577,838     325,026,277   --        331,604,115
   Poland                            --     421,851,572   --        421,851,572
   Russia                    42,203,463     245,797,312   --        288,000,775
   South Africa             135,676,165   1,614,221,082   --      1,749,897,247
   South Korea              138,166,060   4,103,416,193   --      4,241,582,253
   Taiwan                   303,703,405   3,548,397,022   --      3,852,100,427
   Thailand                 753,911,607       1,291,098   --        755,202,705
   Turkey                     2,682,048     410,772,771   --        413,454,819
Preferred Stocks
   Brazil                   700,461,279              --   --        700,461,279
   Chile                      4,304,150              --   --          4,304,150
   Colombia                  18,911,157              --   --         18,911,157
   India                         83,847       1,361,053   --          1,444,900
Rights/Warrants
   Brazil                            --         100,891   --            100,891
   Chile                             --           5,621   --              5,621
   India                             --          35,029   --             35,029
   Malaysia                          --           7,729   --              7,729
   South Korea                       --         112,475   --            112,475
   Taiwan                            --         116,176   --            116,176
   Thailand                          --         198,076   --            198,076
   Turkey                            --         592,254   --            592,254
Securities Lending
  Collateral                         --   1,134,818,341   --      1,134,818,341
Futures Contracts**           3,122,313              --   --          3,122,313
                         -------------- ---------------   --    ---------------
TOTAL                    $5,699,289,207 $20,319,457,786   --    $26,018,746,993
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (95.9%)

Consumer Discretionary -- (14.5%)
    Adient P.L.C.                                             5,417 $   354,651
    Advance Auto Parts, Inc.                                  5,368     601,270
*   Amazon.com, Inc.                                         19,921  19,677,565
#   AMC Entertainment Holdings, Inc. Class A                  7,825     159,630
*   AMC Networks, Inc. Class A                                3,824     244,545
    Aramark                                                  20,420     813,941
#   Autoliv, Inc.                                             8,586     930,637
#*  AutoNation, Inc.                                         13,610     576,792
*   AutoZone, Inc.                                              742     400,546
    Bed Bath & Beyond, Inc.                                  15,701     469,460
    Best Buy Co., Inc.                                       40,856   2,383,539
#   BorgWarner, Inc.                                         22,540   1,053,520
*   Bright Horizons Family Solutions, Inc.                    6,200     489,862
    Brunswick Corp.                                          10,651     602,953
*   Burlington Stores, Inc.                                   2,500     217,575
*   Cabela's, Inc.                                            2,721     155,043
    Cable One, Inc.                                             261     198,334
#   CalAtlantic Group, Inc.                                   8,450     296,595
#*  CarMax, Inc.                                             14,809     981,096
    Carnival Corp.                                           13,909     928,843
    Carter's, Inc.                                            3,895     337,813
    CBS Corp. Class B                                        18,506   1,218,250
*   Charter Communications, Inc. Class A                     11,348   4,447,395
#*  Chipotle Mexican Grill, Inc.                                976     335,520
    Cinemark Holdings, Inc.                                  14,460     562,494
    Coach, Inc.                                              17,664     832,681
    Columbia Sportswear Co.                                   4,865     294,722
    Comcast Corp. Class A                                   304,134  12,302,220
    Dana, Inc.                                                3,382      80,221
    Darden Restaurants, Inc.                                  6,169     517,456
    Delphi Automotive P.L.C.                                 13,815   1,249,152
    Dick's Sporting Goods, Inc.                               9,962     371,981
#*  Discovery Communications, Inc. Class A                   18,095     445,137
*   Discovery Communications, Inc. Class C                   26,007     601,542
*   DISH Network Corp. Class A                               11,143     713,486
    Dollar General Corp.                                     18,487   1,389,483
*   Dollar Tree, Inc.                                        26,307   1,896,209
    Domino's Pizza, Inc.                                      1,744     325,256
    DR Horton, Inc.                                          29,617   1,057,031
    Dunkin' Brands Group, Inc.                                5,907     313,248
    Expedia, Inc.                                             5,385     842,591
    Foot Locker, Inc.                                        10,172     480,017
    Ford Motor Co.                                          244,401   2,742,179
#   Gap, Inc. (The)                                          48,603   1,158,209
#   Garmin, Ltd.                                             13,578     681,480
    General Motors Co.                                       79,632   2,865,159
    Gentex Corp.                                             34,961     595,036
    Genuine Parts Co.                                        12,354   1,049,225
    Goodyear Tire & Rubber Co. (The)                         31,418     989,981
    Graham Holdings Co. Class B                                 261     154,616
    H&R Block, Inc.                                          14,015     427,458

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
#   Hanesbrands, Inc.                                         16,155 $  370,273
#   Harley-Davidson, Inc.                                     14,511    706,250
    Hasbro, Inc.                                               5,339    565,293
*   Hilton Grand Vacations, Inc.                               2,117     77,821
    Hilton Worldwide Holdings, Inc.                            9,911    619,735
    Home Depot, Inc. (The)                                    58,640  8,772,544
*   Hyatt Hotels Corp. Class A                                 2,942    163,487
    ILG, Inc.                                                  2,346     62,192
    International Game Technology P.L.C.                      14,854    282,820
    Interpublic Group of Cos., Inc. (The)                     30,326    655,345
#   Kohl's Corp.                                              21,040    870,004
    L Brands, Inc.                                             7,064    327,699
    Las Vegas Sands Corp.                                     19,516  1,202,381
    Lear Corp.                                                 8,461  1,253,836
#   Leggett & Platt, Inc.                                      7,324    352,870
    Lennar Corp. Class A                                      17,504    917,910
    Lennar Corp. Class B                                         760     33,797
*   Liberty Broadband Corp. Class A                            1,832    181,221
*   Liberty Broadband Corp. Class C                           10,520  1,043,374
*   Liberty Expedia Holdings, Inc. Class A                     3,686    210,286
*   Liberty Interactive Corp., QVC Group Class A              39,979    957,097
*   Liberty Media Corp.-Liberty Braves Class A                   533     13,453
*   Liberty Media Corp.-Liberty Braves Class C                 1,230     31,033
#*  Liberty Media Corp.-Liberty Formula One Class A            1,334     45,023
*   Liberty Media Corp.-Liberty Formula One Class C            3,075    108,148
*   Liberty Media Corp.-Liberty SiriusXM Class A               5,337    246,196
*   Liberty Media Corp.-Liberty SiriusXM Class C              12,301    565,846
*   Liberty Ventures Series A                                  5,529    334,947
#   Lions Gate Entertainment Corp. Class A                     5,477    161,024
*   Lions Gate Entertainment Corp. Class B                    10,048    276,420
*   Live Nation Entertainment, Inc.                           16,033    597,550
*   LKQ Corp.                                                 27,029    934,122
    Lowe's Cos., Inc.                                         44,366  3,433,928
*   Lululemon Athletica, Inc.                                  5,969    367,929
    Macy's, Inc.                                              37,200    883,500
*   Madison Square Garden Co. (The) Class A                    1,475    324,087
    Marriott International, Inc. Class A                      11,119  1,158,489
#   Mattel, Inc.                                              17,075    341,842
    McDonald's Corp.                                          29,006  4,499,991
    MGM Resorts International                                 52,700  1,735,411
*   Michael Kors Holdings, Ltd.                               11,676    425,473
*   Michaels Cos., Inc. (The)                                  9,281    186,919
*   Mohawk Industries, Inc.                                    7,676  1,911,247
*   Netflix, Inc.                                             12,035  2,186,278
    Newell Brands, Inc.                                       15,658    825,490
    News Corp. Class A                                        22,956    328,500
    News Corp. Class B                                        11,880    174,636
    NIKE, Inc. Class B                                        59,161  3,493,457
#   Nordstrom, Inc.                                            7,432    360,972
*   Norwegian Cruise Line Holdings, Ltd.                      22,250  1,225,307
*   NVR, Inc.                                                    199    519,478
*   O'Reilly Automotive, Inc.                                  3,928    802,490
#   Omnicom Group, Inc.                                       12,032    947,400

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Consumer Discretionary -- (Continued)
    Penske Automotive Group, Inc.                           10,871 $    473,323
#   Polaris Industries, Inc.                                 6,362      570,417
    Pool Corp.                                               3,700      400,044
*   Priceline Group, Inc. (The)                              1,689    3,426,136
    PulteGroup, Inc.                                        25,110      613,186
    PVH Corp.                                                6,819      813,439
    Ralph Lauren Corp.                                       4,255      321,891
    Ross Stores, Inc.                                       20,103    1,112,098
    Royal Caribbean Cruises, Ltd.                            8,148      921,294
#*  Sally Beauty Holdings, Inc.                                753       15,233
#   Scripps Networks Interactive, Inc. Class A               6,846      598,409
    Service Corp. International                             18,107      628,856
*   ServiceMaster Global Holdings, Inc.                     14,031      616,803
#   Signet Jewelers, Ltd.                                    7,419      453,746
    Sinclair Broadcast Group, Inc. Class A                   1,610       58,041
#   Sirius XM Holdings, Inc.                                57,918      339,399
#   Six Flags Entertainment Corp.                            6,231      354,357
*   Skechers U.S.A., Inc. Class A                           10,419      292,670
    Staples, Inc.                                           52,848      536,407
    Starbucks Corp.                                         66,485    3,588,860
    Target Corp.                                            28,343    1,606,198
    TEGNA, Inc.                                             29,101      431,568
#*  Tempur Sealy International, Inc.                         4,301      248,039
    Tenneco, Inc.                                            1,040       57,512
*   Tesla, Inc.                                              2,606      842,963
    Thor Industries, Inc.                                    5,968      628,729
    Tiffany & Co.                                            8,388      801,138
    Time Warner, Inc.                                       35,427    3,628,433
    TJX Cos., Inc. (The)                                    29,597    2,080,965
    Toll Brothers, Inc.                                     10,862      419,165
#   Tractor Supply Co.                                       4,360      244,683
#*  TripAdvisor, Inc.                                        2,840      110,817
    Twenty-First Century Fox, Inc. Class A                  61,882    1,800,766
    Twenty-First Century Fox, Inc. Class B                  26,234      752,653
*   Ulta Salon Cosmetics & Fragrance, Inc.                   2,378      597,377
#*  Under Armour, Inc. Class A                               5,125      102,603
#*  Under Armour, Inc. Class C                               5,161       93,466
    Vail Resorts, Inc.                                       2,127      448,287
    VF Corp.                                                13,226      822,525
#   Viacom, Inc. Class A                                     1,456       58,968
    Viacom, Inc. Class B                                    42,878    1,497,300
*   Visteon Corp.                                            3,566      397,752
    Walt Disney Co. (The)                                   83,665    9,197,293
*   Wayfair, Inc. Class A                                      171       13,056
    Whirlpool Corp.                                          9,216    1,639,342
#   Williams-Sonoma, Inc.                                   10,728      498,101
    Wyndham Worldwide Corp.                                  4,827      503,794
    Wynn Resorts, Ltd.                                       3,474      449,327
    Yum! Brands, Inc.                                       11,171      843,187
                                                                   ------------
Total Consumer Discretionary                                        168,837,082
                                                                   ------------
Consumer Staples -- (8.1%)
    Altria Group, Inc.                                      92,032    5,979,319

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Archer-Daniels-Midland Co.                               17,230 $   726,761
#*  Blue Buffalo Pet Products, Inc.                          17,099     382,505
#   British American Tobacco P.L.C. Sponsored ADR             9,600     600,196
    Brown-Forman Corp. Class A                                3,116     160,599
    Brown-Forman Corp. Class B                               10,160     501,904
    Bunge, Ltd.                                              10,724     840,654
    Campbell Soup Co.                                        11,216     592,541
#   Casey's General Stores, Inc.                              4,093     436,928
    Church & Dwight Co., Inc.                                10,590     564,977
    Clorox Co. (The)                                          5,660     755,553
    Coca-Cola Co. (The)                                     177,393   8,131,695
    Colgate-Palmolive Co.                                    28,701   2,072,212
    Conagra Brands, Inc.                                     28,686     982,209
    Constellation Brands, Inc. Class A                        8,135   1,572,902
    Costco Wholesale Corp.                                   20,658   3,274,500
    Coty, Inc. Class A                                       47,974     982,508
    CVS Health Corp.                                         54,184   4,330,927
    Dr Pepper Snapple Group, Inc.                             9,005     820,896
*   Edgewell Personal Care Co.                                5,884     424,825
    Energizer Holdings, Inc.                                  1,436      66,157
    Estee Lauder Cos., Inc. (The) Class A                     7,769     769,053
#   Flowers Foods, Inc.                                      15,827     278,397
    General Mills, Inc.                                      24,871   1,384,320
*   Hain Celestial Group, Inc. (The)                          8,806     393,716
#*  Herbalife, Ltd.                                           4,087     271,826
    Hershey Co. (The)                                         7,067     744,226
#   Hormel Foods Corp.                                       28,472     972,888
    Ingredion, Inc.                                           7,904     974,721
    JM Smucker Co. (The)                                      9,161   1,116,726
    Kellogg Co.                                              10,367     704,956
    Kimberly-Clark Corp.                                     15,608   1,922,281
    Kraft Heinz Co. (The)                                    19,889   1,739,492
    Kroger Co. (The)                                         45,258   1,109,726
    Lamb Weston Holdings, Inc.                                5,445     239,471
    McCormick & Co., Inc. Non-Voting                          6,089     580,282
    Molson Coors Brewing Co. Class B                         18,449   1,641,592
    Mondelez International, Inc. Class A                     54,425   2,395,789
*   Monster Beverage Corp.                                   12,715     670,716
#   National Beverage Corp.                                     836      85,372
    PepsiCo, Inc.                                            69,335   8,085,154
    Philip Morris International, Inc.                        56,674   6,614,423
#*  Pilgrim's Pride Corp.                                    12,114     294,249
    Pinnacle Foods, Inc.                                      6,659     395,411
*   Post Holdings, Inc.                                       9,639     801,965
    Procter & Gamble Co. (The)                              116,814  10,609,047
#*  Rite Aid Corp.                                           32,439      72,663
    Seaboard Corp.                                                4      17,100
#   Spectrum Brands Holdings, Inc.                            2,672     308,456
*   Sprouts Farmers Market, Inc.                             10,016     241,085
    Sysco Corp.                                              26,567   1,397,956
#*  TreeHouse Foods, Inc.                                     4,867     412,868
    Tyson Foods, Inc. Class A                                13,760     871,834
    Wal-Mart Stores, Inc.                                    94,659   7,571,773

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Walgreens Boots Alliance, Inc.                           46,029 $ 3,713,159
    Whole Foods Market, Inc.                                 37,920   1,583,539
                                                                    -----------
Total Consumer Staples                                               95,187,000
                                                                    -----------
Energy -- (4.8%)
    Anadarko Petroleum Corp.                                 20,868     953,042
    Andeavor                                                 16,923   1,684,346
#*  Antero Resources Corp.                                   13,686     282,205
#   Apache Corp.                                             14,321     708,603
    Baker Hughes a GE Co.                                    10,118     373,253
    Cabot Oil & Gas Corp.                                    23,497     584,370
    Cheniere Energy Partners L.P. Holdings LLC                5,564     145,610
*   Cheniere Energy, Inc.                                     6,985     315,722
#*  Chesapeake Energy Corp.                                  31,171     154,608
    Chevron Corp.                                            59,773   6,526,614
    Cimarex Energy Co.                                        4,108     406,815
*   Concho Resources, Inc.                                    9,874   1,286,187
    ConocoPhillips                                           43,085   1,954,766
*   CONSOL Energy, Inc.                                      21,451     359,519
#*  Continental Resources, Inc.                               6,171     206,297
#   Core Laboratories NV                                      4,369     439,216
    Devon Energy Corp.                                       14,693     489,424
*   Diamondback Energy, Inc.                                  5,175     496,179
*   Energen Corp.                                             6,781     361,292
#   EnLink Midstream LLC                                      4,106      72,060
    EOG Resources, Inc.                                      20,726   1,971,872
#   EQT Corp.                                                 5,259     334,998
    Exxon Mobil Corp.                                       155,294  12,429,732
    Halliburton Co.                                          23,772   1,008,884
#   Helmerich & Payne, Inc.                                   7,547     382,029
    Hess Corp.                                               18,610     828,889
    HollyFrontier Corp.                                      14,928     430,524
    Kinder Morgan, Inc.                                      75,695   1,546,449
    Marathon Oil Corp.                                       56,840     695,153
    Marathon Petroleum Corp.                                 25,483   1,426,793
#   Murphy Oil Corp.                                         14,549     386,712
    Nabors Industries, Ltd.                                   4,400      33,924
    National Oilwell Varco, Inc.                             24,765     810,063
*   Newfield Exploration Co.                                  4,334     124,516
    Noble Energy, Inc.                                       29,393     849,752
    Occidental Petroleum Corp.                               23,664   1,465,512
    ONEOK, Inc.                                               9,912     560,722
*   Parsley Energy, Inc. Class A                             11,121     325,623
    Patterson-UTI Energy, Inc.                               14,741     285,091
*   PDC Energy, Inc.                                          2,937     138,509
    Phillips 66                                              19,903   1,666,876
    Pioneer Natural Resources Co.                             5,378     877,152
#   Range Resources Corp.                                    14,484     305,757
*   Rice Energy, Inc.                                        16,660     465,980
#   RPC, Inc.                                                 7,979     165,245
*   RSP Permian, Inc.                                        10,320     354,595
    Schlumberger, Ltd.                                       44,145   3,028,347
    Targa Resources Corp.                                    16,970     787,578

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
*   TechnipFMC P.L.C.                                        23,157 $   660,901
#*  Transocean, Ltd.                                         30,085     260,235
#   US Silica Holdings, Inc.                                  4,434     129,162
    Valero Energy Corp.                                      22,028   1,519,271
#*  Weatherford International P.L.C.                         75,156     335,196
    Williams Cos., Inc. (The)                                33,100   1,051,918
*   WPX Energy, Inc.                                         34,526     372,190
                                                                    -----------
Total Energy                                                         55,816,278
                                                                    -----------
Financials -- (14.3%)
    Affiliated Managers Group, Inc.                           5,187     963,900
    Aflac, Inc.                                              18,204   1,451,769
*   Alleghany Corp.                                           1,120     686,941
    Allstate Corp. (The)                                     14,528   1,322,048
#   Ally Financial, Inc.                                     43,872     993,262
    American Express Co.                                     48,878   4,165,872
    American Financial Group, Inc.                            7,669     777,637
    American International Group, Inc.                       32,573   2,131,903
    Ameriprise Financial, Inc.                               16,471   2,386,319
#   Amtrust Financial Services, Inc.                         22,858     365,728
    Aon P.L.C.                                               11,772   1,626,537
*   Arch Capital Group, Ltd.                                  8,195     797,046
    Arthur J Gallagher & Co.                                 14,714     865,036
    Assurant, Inc.                                            5,713     601,408
    Assured Guaranty, Ltd.                                   14,104     634,821
    Axis Capital Holdings, Ltd.                               7,199     464,911
    Bank of America Corp.                                   335,738   8,098,001
    Bank of New York Mellon Corp. (The)                      47,161   2,500,948
    Bank of the Ozarks, Inc.                                 12,643     545,545
    BB&T Corp.                                               31,439   1,487,694
*   Berkshire Hathaway, Inc. Class B                         58,526  10,240,294
    BlackRock, Inc.                                           5,095   2,173,170
    BOK Financial Corp.                                       4,328     368,183
    Brown & Brown, Inc.                                      12,551     559,775
    Capital One Financial Corp.                              20,755   1,788,666
    CBOE Holdings, Inc.                                       4,625     437,201
    Charles Schwab Corp. (The)                               46,814   2,008,321
    Chubb, Ltd.                                              15,429   2,259,731
    Cincinnati Financial Corp.                               10,872     828,012
    CIT Group, Inc.                                          12,698     605,060
    Citigroup, Inc.                                          92,054   6,301,096
    Citizens Financial Group, Inc.                           33,090   1,160,797
    CME Group, Inc.                                          10,963   1,344,283
    CNA Financial Corp.                                       1,453      75,483
    Comerica, Inc.                                           11,743     849,136
    Commerce Bancshares, Inc.                                 8,955     519,748
#*  Credit Acceptance Corp.                                   1,540     383,614
    Cullen/Frost Bankers, Inc.                                5,312     482,223
    Discover Financial Services                              23,292   1,419,414
*   E*TRADE Financial Corp.                                  23,410     959,810
    East West Bancorp, Inc.                                  13,400     763,532
    Eaton Vance Corp.                                        13,066     641,410
    Erie Indemnity Co. Class A                                2,577     328,464

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Everest Re Group, Ltd.                                    2,214 $   580,931
#   FactSet Research Systems, Inc.                            1,985     331,932
    Fifth Third Bancorp                                      51,048   1,362,982
    First American Financial Corp.                           11,457     554,633
    First Citizens BancShares, Inc. Class A                     514     189,162
    First Horizon National Corp.                             25,087     437,266
    First Republic Bank                                      12,455   1,249,610
    FNB Corp.                                                22,012     301,564
    FNF Group                                                24,537   1,198,878
    Franklin Resources, Inc.                                 14,867     665,744
    Goldman Sachs Group, Inc. (The)                          11,768   2,651,683
    Hartford Financial Services Group, Inc. (The)            25,384   1,396,120
    Huntington Bancshares, Inc.                              70,485     933,926
    Intercontinental Exchange, Inc.                          24,726   1,649,471
    Invesco, Ltd.                                            34,489   1,199,183
    Investors Bancorp, Inc.                                  26,455     351,322
*   Janus Henderson Group P.L.C.                              8,400     281,316
    JPMorgan Chase & Co.                                    163,771  15,034,178
    KeyCorp                                                  51,255     924,640
    Lazard, Ltd. Class A                                     13,055     609,799
    Legg Mason, Inc.                                            887      35,489
    Leucadia National Corp.                                  24,789     645,258
    Lincoln National Corp.                                   15,353   1,121,690
    Loews Corp.                                              20,484     997,161
    LPL Financial Holdings, Inc.                              7,655     350,293
    M&T Bank Corp.                                            4,884     796,825
*   Markel Corp.                                                871     933,285
    MarketAxess Holdings, Inc.                                1,544     313,262
    Marsh & McLennan Cos., Inc.                              22,300   1,738,731
    MetLife, Inc.                                            30,737   1,690,535
    Moody's Corp.                                             5,402     711,065
    Morgan Stanley                                           61,005   2,861,135
    Morningstar, Inc.                                           688      56,808
    MSCI, Inc.                                                4,020     437,979
    Nasdaq, Inc.                                             14,025   1,043,039
    Navient Corp.                                            44,340     654,015
#   New York Community Bancorp, Inc.                         32,522     427,014
    Northern Trust Corp.                                      9,488     830,295
    Old Republic International Corp.                         22,528     441,999
#*  OneMain Holdings, Inc.                                    2,335      62,438
    PacWest Bancorp                                           9,909     475,830
    People's United Financial, Inc.                          27,336     476,740
    Pinnacle Financial Partners, Inc.                         6,659     425,510
    PNC Financial Services Group, Inc. (The)                 18,939   2,439,343
    Popular, Inc.                                             8,865     373,571
    Principal Financial Group, Inc.                          24,234   1,617,620
    ProAssurance Corp.                                          758      46,844
    Progressive Corp. (The)                                  23,536   1,109,252
    Prosperity Bancshares, Inc.                               5,993     384,151
    Prudential Financial, Inc.                               14,352   1,625,077
    Raymond James Financial, Inc.                            12,144   1,010,259
    Regions Financial Corp.                                  82,522   1,204,821
    Reinsurance Group of America, Inc.                        4,288     601,178

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    RenaissanceRe Holdings, Ltd.                             3,438 $    505,077
    S&P Global, Inc.                                        11,519    1,769,203
*   Santander Consumer USA Holdings, Inc.                   42,675      546,667
    SEI Investments Co.                                      7,378      416,931
*   Signature Bank                                           4,556      631,370
*   SLM Corp.                                               57,971      642,319
    State Street Corp.                                      16,739    1,560,577
    SunTrust Banks, Inc.                                    19,258    1,103,291
*   SVB Financial Group                                      4,322      771,218
    Synchrony Financial                                     42,221    1,280,141
    Synovus Financial Corp.                                 13,561      589,632
    T Rowe Price Group, Inc.                                28,540    2,360,829
#   TD Ameritrade Holding Corp.                             20,584      941,306
    TFS Financial Corp.                                     10,716      171,242
    Torchmark Corp.                                          9,074      716,574
    Travelers Cos., Inc. (The)                              16,354    2,094,784
    U.S. Bancorp.                                           75,205    3,969,320
    Umpqua Holdings Corp.                                    2,385       44,218
    Unum Group                                              16,554      829,852
    Validus Holdings, Ltd.                                   7,326      394,066
    Voya Financial, Inc.                                    10,487      411,510
    Webster Financial Corp.                                  8,802      457,088
    Wells Fargo & Co.                                      216,573   11,681,948
*   Western Alliance Bancorp                                12,013      605,215
    White Mountains Insurance Group, Ltd.                      291      251,599
    Willis Towers Watson P.L.C.                              9,068    1,350,044
    WR Berkley Corp.                                        10,524      725,840
    XL Group, Ltd.                                          17,425      773,670
    Zions Bancorporation                                    15,948      722,763
                                                                   ------------
Total Financials                                                    167,525,895
                                                                   ------------
Health Care -- (13.0%)
    Abbott Laboratories                                     71,534    3,518,042
    AbbVie, Inc.                                            76,749    5,365,523
*   ABIOMED, Inc.                                            2,102      311,285
#*  Acadia Healthcare Co., Inc.                              4,761      252,000
    Aetna, Inc.                                             16,727    2,581,143
    Agilent Technologies, Inc.                              18,007    1,076,639
*   Akorn, Inc.                                              4,201      141,238
*   Alere, Inc.                                              1,649       83,093
*   Alexion Pharmaceuticals, Inc.                            6,990      960,007
*   Align Technology, Inc.                                   2,626      439,146
#*  Alkermes P.L.C.                                          4,353      236,847
    Allergan P.L.C.                                         11,513    2,905,075
#*  Alnylam Pharmaceuticals, Inc.                            3,432      283,964
    AmerisourceBergen Corp.                                 10,232      959,966
    Amgen, Inc.                                             32,843    5,731,432
    Anthem, Inc.                                            11,518    2,144,767
#*  athenahealth, Inc.                                       2,821      390,201
    Baxter International, Inc.                              19,528    1,181,053
    Becton Dickinson and Co.                                 7,489    1,508,285
*   Bio-Rad Laboratories, Inc. Class A                       2,261      532,759
    Bio-Techne Corp.                                         1,453      168,417

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   Biogen, Inc.                                              8,494 $ 2,459,777
*   BioMarin Pharmaceutical, Inc.                             3,159     277,139
*   Bioverativ, Inc.                                          6,169     382,293
*   Bluebird Bio, Inc.                                          688      64,844
*   Boston Scientific Corp.                                  32,259     858,735
    Bristol-Myers Squibb Co.                                 67,480   3,839,612
    Bruker Corp.                                             10,880     312,038
    Cardinal Health, Inc.                                    17,708   1,368,120
*   Celgene Corp.                                            32,831   4,445,646
*   Centene Corp.                                            14,802   1,175,575
*   Cerner Corp.                                              8,611     554,290
*   Charles River Laboratories International, Inc.            3,786     371,785
    Cigna Corp.                                              10,942   1,899,093
    Cooper Cos., Inc. (The)                                   2,618     638,452
    CR Bard, Inc.                                             3,462   1,109,917
    Danaher Corp.                                            31,719   2,584,781
*   DaVita, Inc.                                             25,023   1,620,990
    DENTSPLY SIRONA, Inc.                                    12,995     806,080
#*  DexCom, Inc.                                              2,218     147,741
*   Edwards Lifesciences Corp.                                6,588     758,806
    Eli Lilly & Co.                                          38,004   3,141,411
*   Endo International P.L.C.                                 5,204      57,348
*   Envision Healthcare Corp.                                10,030     565,993
*   Exelixis, Inc.                                           12,920     350,261
*   Express Scripts Holding Co.                              35,170   2,203,049
    Gilead Sciences, Inc.                                    60,386   4,594,771
*   HCA Healthcare, Inc.                                     11,512     924,874
    HealthSouth Corp.                                         5,846     248,806
*   Henry Schein, Inc.                                        5,342     973,366
    Hill-Rom Holdings, Inc.                                   7,504     559,198
*   Hologic, Inc.                                            22,661   1,001,843
    Humana, Inc.                                              7,369   1,703,713
*   IDEXX Laboratories, Inc.                                  4,202     699,465
*   Illumina, Inc.                                            4,469     776,936
*   Incyte Corp.                                              7,627   1,016,603
*   Intuitive Surgical, Inc.                                  1,042     977,667
#*  Ionis Pharmaceuticals, Inc.                               4,207     220,447
#*  Jazz Pharmaceuticals P.L.C.                               3,793     582,643
    Johnson & Johnson                                       122,661  16,279,568
#*  Kite Pharma, Inc.                                         1,906     206,629
*   Laboratory Corp. of America Holdings                     10,521   1,671,892
*   Mallinckrodt P.L.C.                                       7,863     360,125
*   Masimo Corp.                                              3,767     356,358
    McKesson Corp.                                           10,719   1,735,085
*   MEDNAX, Inc.                                              7,834     368,041
    Medtronic P.L.C.                                         48,563   4,077,835
    Merck & Co., Inc.                                       117,859   7,528,833
*   Mettler-Toledo International, Inc.                        1,086     622,365
#*  Molina Healthcare, Inc.                                   3,700     247,160
*   Mylan NV                                                 17,187     670,121
#*  Neurocrine Biosciences, Inc.                              3,123     149,998
#*  Opko Health, Inc.                                        29,164     188,108
#   Patterson Cos., Inc.                                     11,364     474,106

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    PerkinElmer, Inc.                                        8,157 $    536,975
#   Perrigo Co. P.L.C.                                       7,974      597,412
    Pfizer, Inc.                                           331,273   10,985,013
*   PRA Health Sciences, Inc.                                3,776      280,934
*   Premier, Inc. Class A                                    4,831      168,602
    Quest Diagnostics, Inc.                                 13,288    1,439,223
*   Quintiles IMS Holdings, Inc.                            11,877    1,075,462
*   Regeneron Pharmaceuticals, Inc.                          2,505    1,231,508
#   ResMed, Inc.                                             4,833      372,721
*   Seattle Genetics, Inc.                                   3,057      154,378
    STERIS P.L.C.                                            6,140      502,559
    Stryker Corp.                                           10,932    1,608,097
#*  Taro Pharmaceutical Industries, Ltd.                     2,229      254,842
    Teleflex, Inc.                                           2,390      495,256
#*  TESARO, Inc.                                             1,741      222,256
    Thermo Fisher Scientific, Inc.                          18,936    3,323,836
*   United Therapeutics Corp.                                6,500      834,600
    UnitedHealth Group, Inc.                                43,937    8,427,556
    Universal Health Services, Inc. Class B                  9,059    1,004,009
#*  Varian Medical Systems, Inc.                             5,001      485,697
*   VCA, Inc.                                                6,133      567,793
*   Veeva Systems, Inc. Class A                              3,349      213,532
*   Vertex Pharmaceuticals, Inc.                             6,147      933,238
*   Waters Corp.                                             2,796      484,938
*   WellCare Health Plans, Inc.                              3,421      605,483
    West Pharmaceutical Services, Inc.                       2,889      256,254
    Zimmer Biomet Holdings, Inc.                             6,895      836,501
    Zoetis, Inc.                                            23,987    1,499,667
                                                                   ------------
Total Health Care                                                   151,379,556
                                                                   ------------
Industrials -- (11.6%)
    3M Co.                                                  28,443    5,721,878
    Acuity Brands, Inc.                                      1,521      308,231
*   AECOM                                                   15,649      499,203
    AGCO Corp.                                               8,821      636,347
#   Air Lease Corp.                                          3,866      153,016
    Alaska Air Group, Inc.                                  12,033    1,025,573
    Allegion P.L.C.                                          3,760      305,462
    Allison Transmission Holdings, Inc.                     17,311      654,356
    AMERCO                                                   1,235      479,872
#   American Airlines Group, Inc.                           22,281    1,123,854
    AMETEK, Inc.                                            15,380      947,100
    AO Smith Corp.                                           6,580      352,359
    Arconic, Inc.                                           49,199    1,219,643
    Boeing Co. (The)                                        27,053    6,559,270
    BWX Technologies, Inc.                                   9,710      511,523
    Carlisle Cos., Inc.                                      5,386      525,620
    Caterpillar, Inc.                                       29,750    3,390,012
#   CH Robinson Worldwide, Inc.                              6,944      455,526
    Cintas Corp.                                             5,652      762,172
*   Clean Harbors, Inc.                                      1,175       66,740
*   Colfax Corp.                                            10,905      450,158
    Copa Holdings SA Class A                                 3,600      451,656

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Copart, Inc.                                              12,594 $  396,585
    Crane Co.                                                  5,116    386,258
    CSX Corp.                                                 44,764  2,208,656
    Cummins, Inc.                                              7,015  1,177,818
    Curtiss-Wright Corp.                                       4,277    412,388
    Deere & Co.                                               12,113  1,553,856
    Delta Air Lines, Inc.                                     54,094  2,670,080
    Donaldson Co., Inc.                                        6,193    294,106
    Dover Corp.                                               12,424  1,043,616
    Dun & Bradstreet Corp. (The)                               2,458    272,248
    Eaton Corp. P.L.C.                                        20,675  1,617,819
    EMCOR Group, Inc.                                          6,651    448,942
    Emerson Electric Co.                                      31,821  1,896,850
    Equifax, Inc.                                              4,899    712,511
#   Expeditors International of Washington, Inc.              10,831    637,729
#   Fastenal Co.                                              10,845    465,901
    FedEx Corp.                                               14,845  3,088,205
#   Flowserve Corp.                                            7,710    317,112
    Fluor Corp.                                               11,160    484,679
    Fortive Corp.                                             11,864    768,075
    Fortune Brands Home & Security, Inc.                       8,325    546,703
    General Dynamics Corp.                                    10,328  2,027,696
    General Electric Co.                                     314,400  8,051,784
*   Genesee & Wyoming, Inc. Class A                            5,722    372,846
    Graco, Inc.                                                5,790    671,872
*   HD Supply Holdings, Inc.                                   9,979    324,218
    HEICO Corp.                                                2,977    239,261
    HEICO Corp. Class A                                        4,561    324,059
    Hexcel Corp.                                               9,636    493,074
    Honeywell International, Inc.                             37,099  5,049,916
    Hubbell, Inc.                                              4,345    516,143
    Huntington Ingalls Industries, Inc.                        2,259    465,602
    IDEX Corp.                                                 5,564    648,429
    Illinois Tool Works, Inc.                                 16,107  2,266,416
    Ingersoll-Rand P.L.C.                                     13,141  1,154,831
    ITT, Inc.                                                  2,579    105,739
    Jacobs Engineering Group, Inc.                             7,241    381,746
    JB Hunt Transport Services, Inc.                           4,982    451,917
*   JetBlue Airways Corp.                                     39,243    860,599
    Johnson Controls International P.L.C.                     32,583  1,269,108
    Kansas City Southern                                       9,226    952,031
    KAR Auction Services, Inc.                                13,610    572,164
*   Kirby Corp.                                                5,215    317,593
    L3 Technologies, Inc.                                      6,053  1,059,093
#   Lennox International, Inc.                                 2,013    344,223
    Lincoln Electric Holdings, Inc.                            5,150    449,389
    Lockheed Martin Corp.                                     12,266  3,583,267
    Macquarie Infrastructure Corp.                             6,549    496,480
    ManpowerGroup, Inc.                                        6,744    722,620
    Masco Corp.                                               10,311    393,158
*   Middleby Corp. (The)                                       2,581    337,285
    MSC Industrial Direct Co., Inc. Class A                    4,263    303,568
    Nielsen Holdings P.L.C.                                   33,892  1,457,695

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Nordson Corp.                                              2,692 $  341,884
    Norfolk Southern Corp.                                    16,126  1,815,465
    Northrop Grumman Corp.                                     8,457  2,225,290
    Old Dominion Freight Line, Inc.                            6,237    598,191
    Orbital ATK, Inc.                                          6,988    714,034
    Oshkosh Corp.                                              8,246    567,820
    Owens Corning                                             11,881    796,621
    PACCAR, Inc.                                              18,506  1,266,736
    Parker-Hannifin Corp.                                      5,706    947,082
    Pentair P.L.C.                                            14,083    888,215
    Pitney Bowes, Inc.                                         1,346     21,186
*   Quanta Services, Inc.                                     10,399    350,758
    Raytheon Co.                                              13,799  2,370,254
    Republic Services, Inc.                                   12,092    776,548
    Robert Half International, Inc.                           12,128    548,792
    Rockwell Automation, Inc.                                  6,539  1,079,131
    Rockwell Collins, Inc.                                    15,554  1,656,968
#   Rollins, Inc.                                              7,570    328,614
    Roper Technologies, Inc.                                   3,534    821,514
    Ryder System, Inc.                                         7,672    558,215
#*  Sensata Technologies Holding NV                           18,253    823,575
#   Snap-on, Inc.                                              5,180    798,756
    Southwest Airlines Co.                                    34,661  1,924,032
    Spirit Aerosystems Holdings, Inc. Class A                 12,233    739,240
*   Spirit Airlines, Inc.                                      6,150    238,928
    Stanley Black & Decker, Inc.                               7,592  1,068,118
*   Stericycle, Inc.                                           8,363    644,620
#*  Swift Transportation Co.                                   5,731    146,141
*   Teledyne Technologies, Inc.                                3,533    481,689
    Terex Corp.                                                2,690    105,905
    Textron, Inc.                                             27,397  1,346,015
    Toro Co. (The)                                             5,081    361,208
#   TransDigm Group, Inc.                                      1,934    545,659
*   TransUnion                                                10,255    469,987
    Trinity Industries, Inc.                                  18,871    517,254
    Union Pacific Corp.                                       45,307  4,664,809
*   United Continental Holdings, Inc.                         27,065  1,831,759
    United Parcel Service, Inc. Class B                       32,588  3,594,131
*   United Rentals, Inc.                                       6,753    803,337
    United Technologies Corp.                                 43,205  5,122,817
*   Univar, Inc.                                               2,576     79,959
#*  USG Corp.                                                 16,488    445,836
*   Verisk Analytics, Inc.                                     7,865    686,300
*   WABCO Holdings, Inc.                                       2,335    321,226
#   Wabtec Corp.                                               6,345    478,159
    Waste Management, Inc.                                    18,883  1,419,057
    Watsco, Inc.                                               3,048    459,547
    Woodward, Inc.                                             5,001    349,770
#   WW Grainger, Inc.                                          2,662    443,862
*   XPO Logistics, Inc.                                       14,827    891,251

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    Xylem, Inc.                                             9,643 $    547,047
                                                                  ------------
Total Industrials                                                  135,686,842
                                                                  ------------
Information Technology -- (20.7%)
    Accenture P.L.C. Class A                               31,458    4,052,420
    Activision Blizzard, Inc.                              27,363    1,690,486
*   Adobe Systems, Inc.                                    13,627    1,996,219
#*  Advanced Micro Devices, Inc.                           45,101      613,825
*   Akamai Technologies, Inc.                              11,093      522,924
    Alliance Data Systems Corp.                             2,437      588,365
*   Alphabet, Inc. Class A                                 11,430   10,807,065
*   Alphabet, Inc. Class C                                 11,905   11,077,602
    Amdocs, Ltd.                                           12,605      846,678
    Amphenol Corp. Class A                                  9,927      760,607
    Analog Devices, Inc.                                   14,766    1,166,662
*   ANSYS, Inc.                                             5,414      701,384
    Apple, Inc.                                           225,766   33,578,177
    Applied Materials, Inc.                                43,614    1,932,536
*   Arista Networks, Inc.                                   2,597      387,706
*   ARRIS International P.L.C.                             17,612      492,432
*   Arrow Electronics, Inc.                                 8,128      660,725
*   Aspen Technology, Inc.                                  3,703      210,590
*   Autodesk, Inc.                                          5,237      580,207
    Automatic Data Processing, Inc.                        22,795    2,710,553
    Avnet, Inc.                                            10,504      403,144
#*  Black Knight Financial Services, Inc. Class A           1,865       79,262
    Booz Allen Hamilton Holding Corp.                      14,232      488,158
    Broadcom, Ltd.                                         13,334    3,288,964
    Broadridge Financial Solutions, Inc.                    7,098      538,454
    Brocade Communications Systems, Inc.                   27,637      349,055
    CA, Inc.                                               43,990    1,365,450
*   Cadence Design Systems, Inc.                           11,943      440,697
#*  Cars.com, Inc.                                          9,700      235,710
#*  Cavium, Inc.                                            4,027      249,432
    CDK Global, Inc.                                        6,626      435,858
    CDW Corp.                                               7,226      458,345
    Cisco Systems, Inc.                                   222,460    6,996,367
*   Citrix Systems, Inc.                                   10,715      846,271
    Cognex Corp.                                            4,959      471,403
    Cognizant Technology Solutions Corp. Class A           27,947    1,937,286
*   Coherent, Inc.                                          1,951      517,015
*   CommerceHub, Inc. Series C                                389        6,994
*   CommScope Holding Co., Inc.                            10,128      372,508
*   Conduent, Inc.                                         11,250      185,737
    Corning, Inc.                                          36,810    1,072,643
*   CoStar Group, Inc.                                      1,211      333,691
*   Cree, Inc.                                                200        5,182
    CSRA, Inc.                                             15,667      510,901
#   Cypress Semiconductor Corp.                            29,882      424,324
*   Dell Technologies, Inc. Class V                         7,981      512,939
    Dolby Laboratories, Inc. Class A                        5,948      307,809
    DST Systems, Inc.                                       4,424      242,878
    DXC Technology Co.                                     16,846    1,320,389

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   eBay, Inc.                                               41,476 $ 1,481,937
*   EchoStar Corp. Class A                                    5,118     310,816
*   Electronic Arts, Inc.                                    10,986   1,282,506
*   EPAM Systems, Inc.                                        1,500     128,895
*   Euronet Worldwide, Inc.                                   3,300     318,813
*   F5 Networks, Inc.                                         3,373     407,290
*   Facebook, Inc. Class A                                   86,658  14,666,866
    Fidelity National Information Services, Inc.             15,767   1,438,266
*   First Data Corp. Class A                                 10,180     189,959
*   First Solar, Inc.                                         8,021     395,516
*   Fiserv, Inc.                                             10,968   1,409,388
*   FleetCor Technologies, Inc.                               6,162     936,994
*   Flex, Ltd.                                               65,839   1,052,766
    FLIR Systems, Inc.                                       15,067     562,300
*   Fortinet, Inc.                                            3,563     131,510
*   Gartner, Inc.                                             2,996     384,447
#   Genpact, Ltd.                                            19,291     559,439
    Global Payments, Inc.                                    10,307     972,672
*   GoDaddy, Inc. Class A                                     3,306     142,092
*   Guidewire Software, Inc.                                  3,810     274,930
    Harris Corp.                                              8,940   1,023,362
    Hewlett Packard Enterprise Co.                           95,772   1,676,968
    HP, Inc.                                                 60,928   1,163,725
*   IAC/InterActiveCorp                                       4,831     505,468
*   Integrated Device Technology, Inc.                        1,951      50,999
    Intel Corp.                                             256,173   9,086,456
    International Business Machines Corp.                    43,508   6,294,302
    Intuit, Inc.                                             12,320   1,690,427
*   IPG Photonics Corp.                                       3,533     539,277
    Jabil, Inc.                                              27,352     834,236
    Jack Henry & Associates, Inc.                             3,196     342,995
    Juniper Networks, Inc.                                   32,657     912,763
*   Keysight Technologies, Inc.                              14,491     602,681
    KLA-Tencor Corp.                                          5,363     496,775
    Lam Research Corp.                                        7,296   1,163,420
    Leidos Holdings, Inc.                                    10,283     549,524
    LogMeIn, Inc.                                             4,527     527,169
*   Lumentum Holdings, Inc.                                     523      32,740
*   Manhattan Associates, Inc.                                4,943     218,481
    Marvell Technology Group, Ltd.                           34,907     543,153
    Mastercard, Inc. Class A                                 48,631   6,215,042
#*  Match Group, Inc.                                         3,203      58,455
    Maxim Integrated Products, Inc.                          10,549     479,347
    MAXIMUS, Inc.                                             4,418     266,670
#   Microchip Technology, Inc.                                7,316     585,573
*   Micron Technology, Inc.                                  86,168   2,423,044
*   Microsemi Corp.                                          12,289     640,011
    Microsoft Corp.                                         317,592  23,088,938
    Motorola Solutions, Inc.                                  6,018     545,712
#   National Instruments Corp.                                9,804     403,337
*   NCR Corp.                                                10,778     407,947
    NetApp, Inc.                                             17,842     774,700
*   Nuance Communications, Inc.                              24,934     431,358

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
    NVIDIA Corp.                                            26,473 $  4,302,127
*   ON Semiconductor Corp.                                  40,179      600,676
    Oracle Corp.                                           133,683    6,674,792
*   Palo Alto Networks, Inc.                                 1,515      199,647
    Paychex, Inc.                                           16,018      926,641
*   PayPal Holdings, Inc.                                   47,128    2,759,344
    Pegasystems, Inc.                                        1,557       94,121
*   PTC, Inc.                                                5,507      303,931
*   Qorvo, Inc.                                              8,197      561,986
    QUALCOMM, Inc.                                          65,988    3,509,902
*   Red Hat, Inc.                                            4,709      465,579
#   Sabre Corp.                                              9,552      211,386
*   salesforce.com, Inc.                                    14,748    1,339,118
#   Seagate Technology P.L.C.                               13,761      453,563
*   ServiceNow, Inc.                                         2,703      298,546
    Skyworks Solutions, Inc.                                13,734    1,440,285
#*  Splunk, Inc.                                             2,459      147,565
    SS&C Technologies Holdings, Inc.                        15,307      593,299
    Symantec Corp.                                          26,586      823,900
    SYNNEX Corp.                                             5,301      630,395
*   Synopsys, Inc.                                          11,350      869,069
#*  Tableau Software, Inc. Class A                           2,705      174,337
*   Take-Two Interactive Software, Inc.                      5,681      451,526
    TE Connectivity, Ltd.                                   20,092    1,615,196
#*  Teradata Corp.                                           2,075       66,026
    Teradyne, Inc.                                          17,116      592,042
    Texas Instruments, Inc.                                 50,780    4,132,476
    Total System Services, Inc.                             11,714      743,370
*   Trimble, Inc.                                           13,780      515,785
*   Twitter, Inc.                                           40,102      645,241
#*  Tyler Technologies, Inc.                                 1,406      241,565
#*  Ubiquiti Networks, Inc.                                  4,830      263,235
#*  Ultimate Software Group, Inc. (The)                        690      155,740
    Universal Display Corp.                                  2,512      302,947
*   Vantiv, Inc. Class A                                     7,510      477,260
*   VeriSign, Inc.                                           4,048      409,536
    Versum Materials, Inc.                                   4,003      141,146
#   Visa, Inc. Class A                                      75,068    7,473,770
#*  VMware, Inc. Class A                                     2,035      188,665
    Western Digital Corp.                                   14,046    1,195,596
#   Western Union Co. (The)                                 28,340      559,715
*   WEX, Inc.                                                3,716      403,855
*   Workday, Inc. Class A                                    2,115      215,963
    Xerox Corp.                                             21,897      671,581
    Xilinx, Inc.                                            10,436      660,181
*   Zebra Technologies Corp. Class A                         5,578      567,394
*   Zillow Group, Inc. Class A                               3,902      177,268
#*  Zillow Group, Inc. Class C                               7,941      358,616
                                                                   ------------
Total Information Technology                                        242,002,390
                                                                   ------------
Materials -- (3.7%)
    Air Products & Chemicals, Inc.                          11,365    1,615,535
    Albemarle Corp.                                          9,083    1,051,811

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    Alcoa Corp.                                                8,220 $  299,208
    AptarGroup, Inc.                                           7,319    592,327
    Ashland Global Holdings, Inc.                              5,147    334,401
    Avery Dennison Corp.                                       4,807    446,715
*   Axalta Coating Systems, Ltd.                              14,706    463,239
#   Ball Corp.                                                20,185    845,752
    Bemis Co., Inc.                                           11,614    492,085
*   Berry Global Group, Inc.                                   5,950    333,676
    Celanese Corp. Series A                                   10,304    990,936
#   CF Industries Holdings, Inc.                              19,398    569,331
    Chemours Co. (The)                                        14,576    693,963
*   Crown Holdings, Inc.                                       7,058    419,739
    Dow Chemical Co. (The)                                    36,896  2,370,199
    Eagle Materials, Inc.                                      5,166    486,121
    Eastman Chemical Co.                                      16,837  1,400,165
    Ecolab, Inc.                                              10,008  1,317,753
    EI du Pont de Nemours & Co.                               21,266  1,748,278
    FMC Corp.                                                  7,288    556,657
*   Freeport-McMoRan, Inc.                                   162,690  2,378,528
    Graphic Packaging Holding Co.                             44,118    581,916
    Huntsman Corp.                                            37,766  1,005,331
    International Flavors & Fragrances, Inc.                   2,952    393,147
    International Paper Co.                                   18,923  1,040,387
    LyondellBasell Industries NV Class A                      17,844  1,607,566
    Martin Marietta Materials, Inc.                            4,726  1,070,108
    Monsanto Co.                                              14,368  1,678,470
    Mosaic Co. (The)                                          19,724    476,137
    NewMarket Corp.                                            1,046    481,275
    Newmont Mining Corp.                                      33,490  1,244,823
    Nucor Corp.                                               31,161  1,797,055
    Olin Corp.                                                18,266    538,482
*   Owens-Illinois, Inc.                                       5,872    140,341
    Packaging Corp. of America                                 5,409    592,177
#*  Platform Specialty Products Corp.                          5,743     80,459
    PolyOne Corp.                                              1,543     56,443
    PPG Industries, Inc.                                      11,782  1,240,055
    Praxair, Inc.                                             10,509  1,367,851
    Reliance Steel & Aluminum Co.                              6,324    457,605
    Royal Gold, Inc.                                           5,078    440,059
    RPM International, Inc.                                    6,399    331,916
#   Scotts Miracle-Gro Co. (The)                               5,989    574,884
    Sealed Air Corp.                                           9,521    414,259
    Sherwin-Williams Co. (The)                                 3,689  1,244,189
    Sonoco Products Co.                                       13,749    666,552
    Southern Copper Corp.                                      3,014    118,571
    Steel Dynamics, Inc.                                      24,681    873,954
#   United States Steel Corp.                                 12,316    289,303
    Valvoline, Inc.                                           16,646    377,365
    Vulcan Materials Co.                                       9,087  1,118,791
    Westlake Chemical Corp.                                    5,866    412,732
    WestRock Co.                                              14,728    845,682

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    WR Grace & Co.                                            5,673 $   391,210
                                                                    -----------
Total Materials                                                      43,355,514
                                                                    -----------
Real Estate -- (0.2%)
*   CBRE Group, Inc. Class A                                 21,834     829,474
    Colony NorthStar, Inc. Class A                            5,300      77,592
*   Howard Hughes Corp. (The)                                 3,185     400,705
    Jones Lang LaSalle, Inc.                                  4,863     618,671
#   Realogy Holdings Corp.                                   13,128     435,849
                                                                    -----------
Total Real Estate                                                     2,362,291
                                                                    -----------
Telecommunication Services -- (2.5%)
    AT&T, Inc.                                              379,500  14,800,500
#   CenturyLink, Inc.                                        64,736   1,506,407
#   Frontier Communications Corp.                             4,519      69,186
*   Level 3 Communications, Inc.                             11,024     646,888
#*  Sprint Corp.                                             54,103     431,742
*   T-Mobile US, Inc.                                        19,096   1,177,459
    Telephone & Data Systems, Inc.                            1,594      45,318
*   United States Cellular Corp.                                389      14,735
    Verizon Communications, Inc.                            196,628   9,516,795
*   Zayo Group Holdings, Inc.                                13,337     437,320
                                                                    -----------
Total Telecommunication Services                                     28,646,350
                                                                    -----------
Utilities -- (2.5%)
    AES Corp.                                                23,898     267,180
    Alliant Energy Corp.                                      8,800     356,664
    Ameren Corp.                                              8,983     503,946
    American Electric Power Co., Inc.                        18,849   1,329,609
    American Water Works Co., Inc.                            5,329     432,182
    Aqua America, Inc.                                        9,631     321,483
    Atmos Energy Corp.                                        4,044     350,857
    Avangrid, Inc.                                            5,265     239,136
*   Calpine Corp.                                            43,818     630,103
    CenterPoint Energy, Inc.                                 15,976     450,364
    CMS Energy Corp.                                         10,635     491,762
#   Consolidated Edison, Inc.                                11,682     967,971
    Dominion Energy, Inc.                                    23,440   1,809,099
    DTE Energy Co.                                            6,721     719,550
    Duke Energy Corp.                                        26,408   2,247,849
    Edison International                                     12,186     958,795
    Entergy Corp.                                             6,045     463,772
    Eversource Energy                                        11,488     698,356
    Exelon Corp.                                             35,330   1,354,552
    FirstEnergy Corp.                                        12,743     406,629
    Great Plains Energy, Inc.                                 8,464     261,199
    MDU Resources Group, Inc.                                14,003     368,979
#   National Fuel Gas Co.                                     6,116     362,128
    NextEra Energy, Inc.                                     18,345   2,680,021
    NiSource, Inc.                                           15,254     397,519
    NRG Energy, Inc.                                         44,331   1,091,429
    NRG Yield, Inc. Class A                                   1,335      24,337

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Utilities -- (Continued)
#           NRG Yield, Inc. Class C                        1,335 $       24,831
            OGE Energy Corp.                               7,149        256,363
            ONE Gas, Inc.                                    692         50,364
            PG&E Corp.                                    19,430      1,315,217
            Pinnacle West Capital Corp.                    3,915        339,548
            PPL Corp.                                     25,992        996,273
            Public Service Enterprise Group, Inc.         18,921        850,877
            SCANA Corp.                                    5,182        333,565
            Sempra Energy                                  9,107      1,029,182
            Southern Co. (The)                            32,650      1,564,915
            UGI Corp.                                     10,782        544,168
            Vectren Corp.                                  5,615        337,518
            WEC Energy Group, Inc.                        11,487        723,336
            Westar Energy, Inc.                            5,228        265,321
            Xcel Energy, Inc.                             19,500        922,545
                                                                 --------------
Total Utilities                                                      29,739,494
                                                                 --------------
TOTAL COMMON STOCKS                                               1,120,538,692
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Safeway Casa Ley Contingent Value Rights       6,868          6,970
(degrees)*  Safeway PDC, LLC Contingent Value Rights       6,868              2
TOTAL RIGHTS/WARRANTS                                                     6,972
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,120,545,664
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
            State Street Institutional U.S.
              Government Money Market Fund, 0.940%     5,024,290      5,024,290
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@        DFA Short Term Investment Fund             3,690,710     42,708,891
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $967,427,219)^^              $1,168,278,845
                                                                 ==============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                              -------------- ----------- ------- --------------
 Common Stocks
    Consumer Discretionary    $  168,837,082          --   --    $  168,837,082
    Consumer Staples              95,187,000          --   --        95,187,000
    Energy                        55,816,278          --   --        55,816,278
    Financials                   167,525,895          --   --       167,525,895
    Health Care                  151,379,556          --   --       151,379,556
    Industrials                  135,686,842          --   --       135,686,842
    Information Technology       242,002,390          --   --       242,002,390
    Materials                     43,355,514          --   --        43,355,514
    Real Estate                    2,362,291          --   --         2,362,291
    Telecommunication
      Services                    28,646,350          --   --        28,646,350
    Utilities                     29,739,494          --   --        29,739,494
 Rights/Warrants                          -- $     6,972   --             6,972
 Temporary Cash Investments        5,024,290          --   --         5,024,290
 Securities Lending
   Collateral                             --  42,708,891   --        42,708,891
                              -------------- -----------   --    --------------
 TOTAL                        $1,125,562,982 $42,715,863   --    $1,168,278,845
                              ============== ===========   ==    ==============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (66.8%)
AUSTRALIA -- (4.6%)
Commonwealth Bank of Australia
     1.900%, 09/18/17                                        2,000  $ 2,000,780
     2.300%, 09/06/19                                       10,100   10,197,980
     5.000%, 10/15/19                                       10,000   10,635,060
     5.000%, 03/19/20                                        5,000    5,373,470
Macquarie Group, Ltd.
##   3.000%, 12/03/18                                        4,500    4,556,507
National Australia Bank, Ltd.
##   2.400%, 12/09/19                                        9,500    9,575,601
     2.125%, 05/22/20                                          745      747,086
Westpac Banking Corp.
     2.000%, 08/14/17                                        3,000    3,000,534
     2.250%, 07/30/18                                        3,200    3,220,128
     2.150%, 03/06/20                                        5,000    5,024,840
     2.300%, 05/26/20                                       18,774   18,910,393
                                                                    -----------
TOTAL AUSTRALIA                                                      73,242,379
                                                                    -----------
CANADA -- (6.3%)
Alberta, Province of Canada
     1.900%, 12/06/19                                        5,000    5,012,065
Bank of Montreal
     2.375%, 01/25/19                                        9,620    9,705,685
CPPIB Capital, Inc.
     1.400%, 06/04/20                                  CAD   6,000    4,769,344
Potash Corp. of Saskatchewan, Inc.
     6.500%, 05/15/19                                        1,446    1,551,373
Province of Ontario Canada
     1.100%, 10/25/17                                       10,000    9,994,550
     1.200%, 02/14/18                                       15,000   14,984,415
     1.650%, 09/27/19                                        6,103    6,091,679
Royal Bank of Canada
     1.500%, 01/16/18                                          600      600,054
     2.200%, 07/27/18                                        1,005    1,011,101
     1.800%, 07/30/18                                        7,442    7,459,563
     1.500%, 07/29/19                                        4,625    4,607,254
Thomson Reuters Corp.
     1.650%, 09/29/17                                        3,992    3,993,441
Toronto-Dominion Bank (The)
     1.400%, 04/30/18                                       10,000    9,995,770
     2.125%, 07/02/19                                       19,850   20,018,427
                                                                    -----------
TOTAL CANADA                                                         99,794,721
                                                                    -----------
FINLAND -- (0.4%)
Municipality Finance P.L.C.
     1.250%, 04/18/19                                        5,000    4,969,320
     1.750%, 05/21/19                                        1,150    1,152,875
                                                                    -----------
TOTAL FINLAND                                                         6,122,195
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 FRANCE -- (2.0%)
 BNP Paribas SA
     2.375%, 09/14/17                                        6,140  $ 6,146,447
 BPCE SA
     1.625%, 01/26/18                                        1,950    1,948,889
 Orange SA
     1.625%, 11/03/19                                        2,000    1,989,390
 Sanofi
     1.250%, 04/10/18                                        1,800    1,798,002
 Societe Generale SA
     2.750%, 10/12/17                                          980      982,638
 Total Capital International SA
     2.100%, 06/19/19                                       18,335   18,490,462
                                                                    -----------
 TOTAL FRANCE                                                        31,355,828
                                                                    -----------
 GERMANY -- (1.7%)
 Bayer U.S. Finance LLC
     2.375%, 10/08/19                                        1,500    1,515,717
 Daimler Finance North America LLC
 ##  1.650%, 03/02/18                                        4,490    4,493,242
 Deutsche Bank AG
     6.000%, 09/01/17                                        4,300    4,314,074
 Deutsche Telekom International Finance BV
 ##  1.500%, 09/19/19                                        3,000    2,968,692
 State of North Rhine-Westphalia
     1.625%, 01/22/20                                        3,650    3,636,820
 Volkswagen Group of America Finance LLC
 ##  2.125%, 05/23/19                                       10,000   10,027,040
                                                                    -----------
 TOTAL GERMANY                                                       26,955,585
                                                                    -----------
 IRELAND -- (0.2%)
 Medtronic, Inc.
     1.375%, 04/01/18                                          300      299,719
     2.500%, 03/15/20                                        3,750    3,818,250
                                                                    -----------
 TOTAL IRELAND                                                        4,117,969
                                                                    -----------
 ITALY -- (0.5%)
 Enel Finance International NV
 ##  6.250%, 09/15/17                                        4,300    4,322,162
 Intesa Sanpaolo SpA
     3.875%, 01/16/18                                        1,500    1,513,025
     3.875%, 01/15/19                                        2,570    2,632,348
                                                                    -----------
 TOTAL ITALY                                                          8,467,535
                                                                    -----------
 JAPAN -- (2.7%)
 American Honda Finance Corp.
     1.550%, 12/11/17                                        2,575    2,576,292
     2.250%, 08/15/19                                        2,000    2,019,720

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  JAPAN -- (Continued)
  Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
      2.350%, 09/08/19                                     $   850 $   856,420
  Mizuho Bank, Ltd.
  ##  1.550%, 10/17/17                                       7,700   7,700,362
  Nomura Holdings, Inc.
      2.750%, 03/19/19                                       1,034   1,046,368
  Sumitomo Mitsui Banking Corp.
      2.450%, 01/10/19                                       3,500   3,531,248
  Toyota Motor Credit Corp.
      2.000%, 10/24/18                                       4,149   4,173,894
      1.400%, 05/20/19                                       9,500   9,468,270
      2.125%, 07/18/19                                       1,080   1,090,178
      1.550%, 10/18/19                                      10,000   9,956,880
                                                                   -----------
  TOTAL JAPAN                                                       42,419,632
                                                                   -----------
  NETHERLANDS -- (3.5%)
  Cooperatieve Rabobank UA
      1.700%, 03/19/18                                       2,800   2,803,830
      2.250%, 01/14/19                                      13,665  13,789,146
  ING Bank NV
  ##  2.500%, 10/01/19                                       3,000   3,026,952
  LyondellBasell Industries NV
      5.000%, 04/15/19                                       1,022   1,067,140
  Nederlandse Waterschapsbank NV
      1.625%, 03/04/20                                       4,362   4,344,168
  Shell International Finance BV
      1.900%, 08/10/18                                       4,000   4,014,600
      2.000%, 11/15/18                                       3,250   3,268,236
      4.300%, 09/22/19                                      12,204  12,846,431
      4.375%, 03/25/20                                       9,400  10,021,566
                                                                   -----------
  TOTAL NETHERLANDS                                                 55,182,069
                                                                   -----------
  NORWAY -- (0.7%)
  Kommunalbanken A.S.
      1.750%, 05/28/19                                       5,000   5,012,880
      1.625%, 01/15/20                                       5,450   5,442,054
  Statoil ASA
      1.950%, 11/08/18                                       1,035   1,038,468
                                                                   -----------
  TOTAL NORWAY                                                      11,493,402
                                                                   -----------
  SPAIN -- (0.6%)
  Iberdrola Finance Ireland, Ltd.
  ##  5.000%, 09/11/19                                       2,000   2,116,826
  Santander Holdings USA, Inc.
      2.650%, 04/17/20                                       4,992   5,010,450
  Telefonica Emisiones SAU
      3.192%, 04/27/18                                       1,800   1,817,955
                                                                   -----------
  TOTAL SPAIN                                                        8,945,231
                                                                   -----------

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
  Council Of Europe Development Bank
      1.750%, 11/14/19                                      7,000  $ 7,025,340
                                                                   -----------
  SWEDEN -- (2.5%)
  Nordea Bank AB
      2.375%, 04/04/19                                     15,000   15,103,305
  Svensk Exportkredit AB
      1.875%, 06/17/19                                     17,000   17,088,723
  Svenska Handelsbanken AB
      1.625%, 03/21/18                                      2,900    2,901,749
      2.250%, 06/17/19                                      5,000    5,039,100
                                                                   -----------
  TOTAL SWEDEN                                                      40,132,877
                                                                   -----------
  SWITZERLAND -- (0.7%)
  UBS AG
      1.800%, 03/26/18                                      3,350    3,355,728
      2.375%, 08/14/19                                      1,500    1,513,190
      2.350%, 03/26/20                                      6,000    6,060,840
                                                                   -----------
  TOTAL SWITZERLAND                                                 10,929,758
                                                                   -----------
  UNITED KINGDOM -- (0.8%)
  AstraZeneca P.L.C.
      1.750%, 11/16/18                                      6,958    6,966,767
  BP Capital Markets P.L.C.
  #   4.750%, 03/10/19                                      3,610    3,783,532
  GlaxoSmithKline Capital, Inc.
      5.650%, 05/15/18                                      1,028    1,060,887
  HSBC USA, Inc.
      1.625%, 01/16/18                                        820      820,338
  Vodafone Group P.L.C.
      1.250%, 09/26/17                                        750      749,913
                                                                   -----------
  TOTAL UNITED KINGDOM                                              13,381,437
                                                                   -----------
  UNITED STATES -- (39.2%)
  3M Co.
      1.625%, 06/15/19                                      3,200    3,205,590
  Abbott Laboratories
      5.125%, 04/01/19                                      2,835    2,987,957
  Air Products & Chemicals, Inc.
      1.200%, 10/15/17                                        700      699,535
  American Express Co.
      7.000%, 03/19/18                                      7,212    7,456,133
  American International Group, Inc.
      2.300%, 07/16/19                                      1,500    1,512,825
  AmerisourceBergen Corp.
      4.875%, 11/15/19                                      2,000    2,133,130
  Apple, Inc.
      1.100%, 08/02/19                                      4,045    4,006,823
      1.900%, 02/07/20                                     36,000   36,197,316

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  UNITED STATES -- (Continued)
  Assurant, Inc.
      2.500%, 03/15/18                                        203  $   204,200
  AT&T, Inc.
      1.400%, 12/01/17                                      3,400    3,398,861
      2.300%, 03/11/19                                        575      579,053
  Bank of America Corp.
      2.600%, 01/15/19                                      4,000    4,041,064
  Bank of New York Mellon Corp. (The)
      2.100%, 01/15/19                                      1,000    1,006,158
  BB&T Corp.
      1.450%, 01/12/18                                        170      169,968
  Berkshire Hathaway, Inc.
      1.550%, 02/09/18                                      2,500    2,502,427
      2.100%, 08/14/19                                      2,800    2,827,446
  Boston Scientific Corp.
      2.650%, 10/01/18                                      1,000    1,009,589
  Branch Banking & Trust Co.
      2.300%, 10/15/18                                      1,000    1,007,564
  Bristol-Myers Squibb Co.
      0.875%, 08/01/17                                      1,685    1,685,000
  Burlington Northern Santa Fe LLC
      4.700%, 10/01/19                                        250      265,640
  CA, Inc.
      5.375%, 12/01/19                                      5,245    5,626,485
  Capital One Bank USA NA
      2.300%, 06/05/19                                      1,242    1,246,429
  Capital One NA/Mclean
      2.400%, 09/05/19                                      6,536    6,577,438
  Caterpillar Financial Services Corp.
      2.450%, 09/06/18                                      6,000    6,055,560
      7.050%, 10/01/18                                      5,000    5,317,565
  CBS Corp.
      2.300%, 08/15/19                                      1,500    1,510,488
  Chevron Corp.
      1.345%, 11/15/17                                      3,435    3,434,279
      1.718%, 06/24/18                                      1,425    1,427,933
      2.193%, 11/15/19                                     15,000   15,156,060
      1.961%, 03/03/20                                      8,000    8,036,112
  Cisco Systems, Inc.
      1.400%, 02/28/18                                      9,958    9,963,407
      2.125%, 03/01/19                                     10,000   10,093,770
      1.400%, 09/20/19                                     14,935   14,876,634
  Citigroup, Inc.
      2.050%, 12/07/18                                      7,281    7,309,447
      2.550%, 04/08/19                                        750      757,817
  Comcast Corp.
      5.700%, 05/15/18                                        732      755,813
  Comerica, Inc.
      2.125%, 05/23/19                                      4,000    4,002,732

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  UNITED STATES -- (Continued)
  ConocoPhillips Co.
      1.050%, 12/15/17                                      3,000  $ 2,995,299
      1.500%, 05/15/18                                      3,500    3,503,363
  CVS Health Corp.
      2.250%, 12/05/18                                      6,500    6,544,356
  Danaher Corp.
      1.650%, 09/15/18                                        324      324,461
  Dollar General Corp.
      1.875%, 04/15/18                                      2,334    2,335,293
  Duke Energy Corp.
      1.625%, 08/15/17                                      1,019    1,019,105
  Eastman Chemical Co.
      2.700%, 01/15/20                                      3,883    3,931,980
  EI du Pont de Nemours & Co.
      6.000%, 07/15/18                                     10,927   11,379,389
  Enterprise Products Operating LLC
      1.650%, 05/07/18                                      3,500    3,498,670
  Exxon Mobil Corp.
      1.439%, 03/01/18                                      8,200    8,208,085
      1.305%, 03/06/18                                     19,430   19,420,363
      1.912%, 03/06/20                                      3,950    3,967,115
  Ford Motor Credit Co. LLC
      5.000%, 05/15/18                                      1,500    1,537,329
      2.551%, 10/05/18                                      5,000    5,037,645
  General Mills, Inc.
      2.200%, 10/21/19                                      3,500    3,529,802
  General Motors Financial Co., Inc.
      3.150%, 01/15/20                                      5,000    5,104,000
  Gilead Sciences, Inc.
      1.850%, 09/04/18                                      3,558    3,570,983
  Goldman Sachs Group, Inc. (The)
      7.500%, 02/15/19                                      4,082    4,424,357
      2.300%, 12/13/19                                        600      603,479
  Harley-Davidson Financial Services, Inc.
  ##  2.150%, 02/26/20                                        585      584,204
  Harris Corp.
      1.999%, 04/27/18                                      8,000    8,012,280
  Huntington Bancshares, Inc.
      2.600%, 08/02/18                                      2,600    2,623,754
  Intel Corp.
      1.350%, 12/15/17                                      1,000    1,000,064
  International Business Machines Corp.
  #   1.950%, 02/12/19                                     22,500   22,610,475
  Jefferies Group LLC
      5.125%, 04/13/18                                      1,000    1,022,428
  JPMorgan Chase & Co.
      2.000%, 08/15/17                                      7,050    7,051,551
      6.300%, 04/23/19                                      3,500    3,763,473
  KeyBank NA
      2.350%, 03/08/19                                      7,000    7,061,642

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  UNITED STATES -- (Continued)
  Kroger Co. (The)
      2.300%, 01/15/19                                      1,000  $ 1,006,076
      1.500%, 09/30/19                                      1,565    1,547,223
  Laboratory Corp. of America Holdings
      2.200%, 08/23/17                                      6,000    6,001,758
  Mattel, Inc.
      1.700%, 03/15/18                                      7,000    6,995,737
  Maxim Integrated Products, Inc.
      2.500%, 11/15/18                                      4,417    4,454,302
  McDonald's Corp.
      5.800%, 10/15/17                                        900      907,654
      5.350%, 03/01/18                                      2,000    2,045,170
  #   2.100%, 12/07/18                                      8,000    8,049,552
  McKesson Corp.
      1.400%, 03/15/18                                        614      613,513
      2.284%, 03/15/19                                      5,500    5,544,385
  Merck & Co., Inc.
      1.850%, 02/10/20                                     15,500   15,547,399
  MetLife, Inc.
      7.717%, 02/15/19                                      1,389    1,513,641
  Microsoft Corp.
      1.100%, 08/08/19                                     10,000    9,919,200
      1.850%, 02/12/20                                      7,000    7,029,456
  Molson Coors Brewing Co.
  ##  2.250%, 03/15/20                                      4,577    4,591,559
  Mondelez International, Inc.
      1.625%, 10/28/19                                      2,000    1,985,246
  Monsanto Co.
      1.850%, 11/15/18                                      6,700    6,700,141
  Morgan Stanley
      7.300%, 05/13/19                                      6,000    6,550,338
  NetApp, Inc.
      2.000%, 12/15/17                                      5,700    5,700,308
  NextEra Energy Capital Holdings, Inc.
      2.700%, 09/15/19                                      1,500    1,520,680
  NiSource Finance Corp.
      6.800%, 01/15/19                                        307      327,787
  Novartis Capital Corp.
      4.400%, 04/24/20                                      9,500   10,160,782
  Nucor Corp.
      5.750%, 12/01/17                                      3,019    3,057,915
  NYSE Holdings LLC
      2.000%, 10/05/17                                        230      230,200
  ONEOK Partners L.P.
      2.000%, 10/01/17                                        400      400,045
  Oracle Corp.
      2.250%, 10/08/19                                     31,780   32,199,591
  PACCAR Financial Corp.
      1.750%, 08/14/18                                      1,900    1,905,934

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  UNITED STATES -- (Continued)
  Pfizer, Inc.
      1.500%, 06/15/18                                      1,000  $ 1,000,269
      2.100%, 05/15/19                                     30,877   31,196,947
  Philip Morris International, Inc.
      5.650%, 05/16/18                                      5,755    5,940,702
      1.875%, 01/15/19                                      5,000    5,013,660
  Provident Cos., Inc.
      7.000%, 07/15/18                                      3,298    3,459,200
  Prudential Financial, Inc.
      6.000%, 12/01/17                                        518      525,359
  QUALCOMM, Inc.
      1.400%, 05/18/18                                      1,000      999,472
  Republic Services, Inc.
      5.500%, 09/15/19                                      1,167    1,253,119
  Reynolds American, Inc.
      2.300%, 06/12/18                                      1,606    1,613,619
  Roper Technologies, Inc.
      2.050%, 10/01/18                                      1,500    1,505,259
  Ryder System, Inc.
      2.550%, 06/01/19                                      1,500    1,516,657
  Scripps Networks Interactive, Inc.
      2.750%, 11/15/19                                      1,500    1,516,222
  Southern Co. (The)
      1.300%, 08/15/17                                      3,000    2,999,970
      2.450%, 09/01/18                                      2,324    2,340,912
  Southwest Airlines Co.
      2.750%, 11/06/19                                      5,480    5,569,319
  Stryker Corp.
      1.300%, 04/01/18                                        600      599,064
      2.000%, 03/08/19                                      8,000    8,032,136
  SunTrust Banks, Inc.
      2.500%, 05/01/19                                      7,735    7,815,831
  Target Corp.
      2.300%, 06/26/19                                     10,000   10,138,830
  TD Ameritrade Holding Corp.
      5.600%, 12/01/19                                      1,000    1,082,025
  Thermo Fisher Scientific, Inc.
      2.400%, 02/01/19                                      3,000    3,024,447
  Total System Services, Inc.
      2.375%, 06/01/18                                      5,500    5,518,161
  Toyota Motor Credit Corp.
      2.150%, 03/12/20                                      5,550    5,593,567
  UnitedHealth Group, Inc.
      1.400%, 12/15/17                                        956      955,793
      1.625%, 03/15/19                                      3,000    2,997,576
  US Bank NA
      1.400%, 04/26/19                                     11,300   11,255,128
      2.125%, 10/28/19                                      5,000    5,040,490
  Verizon Communications, Inc.
      3.650%, 09/14/18                                      5,000    5,111,285
      1.375%, 08/15/19                                      2,000    1,985,404

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
UNITED STATES -- (Continued)
      2.625%, 02/21/20                                     2,193 $    2,231,921
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19                                       470        478,471
Walt Disney Co. (The)
      1.500%, 09/17/18                                     1,255      1,255,003
Wells Fargo & Co.
      1.500%, 01/16/18                                       700        700,300
Whirlpool Co.
      1.650%, 11/01/17                                     7,000      7,000,714
Zoetis, Inc.
      1.875%, 02/01/18                                     6,564      6,564,965
                                                                 --------------
TOTAL UNITED STATES                                                 624,046,582
                                                                 --------------
TOTAL BONDS                                                       1,063,612,540
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (32.0%)
U.S. Treasury Notes
      1.375%, 06/30/18                                   109,000    109,144,752
      1.500%, 10/31/19                                    35,000     35,091,595
      1.000%, 11/15/19                                   136,000    134,788,784
      1.125%, 04/30/20                                    50,000     49,548,850
      1.375%, 05/31/20                                   181,000    180,462,611
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                     509,036,592
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,572,649,132
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund                   1,714,353     19,838,496
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,591,703,160)^^                                          $1,592,487,628
                                                                 ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                             ---------- --------------  ------- --------------
 Bonds
    Australia                        -- $   73,242,379    --    $   73,242,379
    Canada                           --     99,794,721    --        99,794,721
    Finland                          --      6,122,195    --         6,122,195
    France                           --     31,355,828    --        31,355,828
    Germany                          --     26,955,585    --        26,955,585
    Ireland                          --      4,117,969    --         4,117,969
    Italy                            --      8,467,535    --         8,467,535
    Japan                            --     42,419,632    --        42,419,632
    Netherlands                      --     55,182,069    --        55,182,069
    Norway                           --     11,493,402    --        11,493,402
    Spain                            --      8,945,231    --         8,945,231
    Supranational
      Organization
      Obligations                    --      7,025,340    --         7,025,340
    Sweden                           --     40,132,877    --        40,132,877
    Switzerland                      --     10,929,758    --        10,929,758
    United Kingdom                   --     13,381,437    --        13,381,437
    United States                    --    624,046,582    --       624,046,582
 U.S. Treasury Obligations           --    509,036,592    --       509,036,592
 Securities Lending
   Collateral                        --     19,838,496    --        19,838,496
 Swap Agreements**                   --      2,612,835    --         2,612,835
 Futures Contracts**         $2,948,440             --    --         2,948,440
 Forward Currency
   Contracts**                       --        (18,975)   --           (18,975)
                             ---------- --------------    --    --------------
 TOTAL                       $2,948,440 $1,595,081,488    --    $1,598,029,928
                             ========== ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
AGENCY OBLIGATIONS -- (8.0%)
Federal Home Loan Bank
       0.875%, 10/01/18                                   $ 52,500 $ 52,211,408
       1.750%, 12/14/18                                     70,730   71,111,093
       1.250%, 01/16/19                                     40,000   39,946,320
       1.500%, 03/08/19                                     30,000   30,085,230
       1.375%, 03/18/19                                      5,000    5,001,890
       1.375%, 05/28/19                                     20,000   19,999,060
       1.625%, 06/14/19                                     33,300   33,410,589
Federal Home Loan Mortgage Corp.
       0.875%, 10/12/18                                     55,000   54,712,900
Federal National Mortgage Association
       1.875%, 09/18/18                                    140,000  140,918,120
       1.125%, 10/19/18                                     70,000   69,836,900
       1.125%, 12/14/18                                     65,000   64,807,470
       1.375%, 01/28/19                                     14,500   14,505,061
                                                                   ------------
TOTAL AGENCY OBLIGATIONS                                            596,546,041
                                                                   ------------
BONDS -- (71.6%)
African Development Bank
       1.625%, 10/02/18                                      9,000    9,018,756
#      1.000%, 11/02/18                                      6,550    6,515,521
       1.000%, 05/15/19                                        367      363,666
Agence Francaise de Developpement
       1.625%, 10/04/17                                     22,250   22,250,000
       1.375%, 08/02/19                                     11,200   11,107,432
Apple, Inc.
#      1.300%, 02/23/18                                     17,000   16,998,691
       1.000%, 05/03/18                                     14,245   14,205,071
#      1.550%, 02/08/19                                     23,884   23,898,068
       1.700%, 02/22/19                                      4,000    4,013,084
       2.100%, 05/06/19                                      5,000    5,052,160
Apple, Inc. Floating Rate Note
(r)    1.561%, 05/03/18                                      9,771    9,792,760
#(r)   1.259%, 02/08/19                                     29,550   29,572,399
(r)    1.479%, 05/06/19                                     15,600   15,674,162
Asian Development Bank
       0.875%, 04/26/18                                     19,000   18,939,846
       1.875%, 10/23/18                                     10,000   10,058,940
Australia & New Zealand Banking Group, Ltd.
       1.875%, 10/06/17                                     29,400   29,428,224
       1.450%, 05/15/18                                      3,501    3,497,692
       2.000%, 11/16/18                                     12,359   12,416,852
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r)##  1.930%, 11/16/18                                     43,530   43,850,642
Bank Nederlandse Gemeenten NV
       1.375%, 09/27/17                                     20,000   20,003,140
##     1.000%, 02/12/18                                     31,130   31,072,409

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
       1.375%, 03/19/18                                     $15,500 $15,496,962
###    1.125%, 05/25/18                                      18,500  18,453,010
##     1.000%, 09/20/18                                      24,500  24,360,350
       1.375%, 01/28/19                                      45,000  44,874,945
##     1.500%, 02/15/19                                      12,082  12,070,643
       1.500%, 02/15/19                                      20,600  20,580,018
       1.875%, 06/11/19                                      21,604  21,708,563
Bank of Montreal
       1.400%, 09/11/17                                      28,750  28,751,351
#      1.400%, 04/10/18                                       5,000   4,996,770
       1.350%, 08/28/18                                       4,000   3,988,220
Bank of Montreal Floating Rate Note
(r)    1.682%, 09/01/17                                      48,700  48,720,892
(r)    1.904%, 04/09/18                                      15,000  15,046,605
Bank of Nova Scotia (The)
#      2.050%, 10/30/18                                      47,000  47,234,248
Bank of Nova Scotia (The) Floating Rate Note
#(r)   1.698%, 06/11/18                                       7,215   7,237,367
Berkshire Hathaway Finance Corp.
       1.450%, 03/07/18                                      16,900  16,914,061
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)    1.604%, 01/12/18                                      16,000  16,023,936
(r)    1.770%, 03/07/18                                      63,782  64,017,674
Berkshire Hathaway, Inc. Floating Rate Note
(r)    1.329%, 08/06/18                                      12,084  12,097,425
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19                                      20,000  19,972,800
       1.500%, 01/28/19                                      36,512  36,453,289
Caisse d'Amortissement de la Dette Sociale Floating Rate
  Note
(r)##  1.626%, 03/15/18                                      50,000  49,989,850
Caisse des Depots et Consignations
       1.125%, 11/13/17                                       3,400   3,395,600
       1.250%, 06/04/18                                      15,000  14,954,895
Chevron Corp.
       1.344%, 11/09/17                                      14,725  14,726,826
       1.365%, 03/02/18                                      58,237  58,222,324
       1.790%, 11/16/18                                      26,037  26,136,800
#      1.686%, 02/28/19                                      12,240  12,272,363
       1.561%, 05/16/19                                      26,400  26,396,172
Chevron Corp. Floating Rate Note
(r)    1.680%, 05/16/18                                      15,192  15,248,818
(r)    1.690%, 11/16/18                                       5,000   5,031,335
(r)    1.290%, 02/28/19                                      15,350  15,358,581
Cisco Systems, Inc.
       1.400%, 02/28/18                                      55,271  55,301,012
#      1.650%, 06/15/18                                      28,914  28,966,652
#      2.125%, 03/01/19                                      34,580  34,904,257

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Commonwealth Bank of Australia
       1.900%, 09/18/17                                     $17,227 $17,233,719
       1.625%, 03/12/18                                       1,500   1,501,470
##     1.375%, 09/06/18                                      40,990  40,869,817
#      1.375%, 09/06/18                                       7,000   6,979,476
       2.500%, 09/20/18                                      57,978  58,526,298
       1.750%, 11/02/18                                       3,200   3,201,862
       2.250%, 03/13/19                                       7,400   7,457,261
Commonwealth Bank of Australia Floating Rate Note
(r)##  2.101%, 11/02/18                                      14,075  14,186,375
(r)    2.306%, 03/15/19                                      22,515  22,785,473
Cooperatieve Rabobank UA
#      1.700%, 03/19/18                                       8,100   8,111,081
       2.250%, 01/14/19                                      40,680  41,049,578
Council Of Europe Development Bank
#      1.000%, 02/04/19                                      12,000  11,908,680
#      1.500%, 05/17/19                                      58,200  58,202,619
Dexia Credit Local SA
       2.250%, 01/30/19                                       9,706   9,770,030
Erste Abwicklungsanstalt
       1.000%, 10/13/17                                       8,200   8,194,063
       1.250%, 03/15/18                                      15,000  14,967,000
European Bank for Reconstruction & Development
#      1.625%, 11/15/18                                      60,761  60,870,856
European Investment Bank
#      1.125%, 08/15/18                                      49,500  49,360,410
#      1.625%, 12/18/18                                      10,000  10,024,080
#      1.875%, 03/15/19                                      68,900  69,329,798
       2.125%, 03/15/19                                      29,372  29,669,127
#      1.250%, 05/15/19                                      50,500  50,276,537
Export Development Canada
       1.500%, 10/03/18                                      10,000  10,009,830
       1.000%, 11/01/18                                       9,000   8,954,037
Exxon Mobil Corp.
#      1.439%, 03/01/18                                      84,390  84,473,209
       1.708%, 03/01/19                                      21,000  21,050,400
Exxon Mobil Corp. Floating Rate Note
#(r)   1.800%, 02/28/18                                      19,109  19,178,671
#(r)   1.252%, 03/01/18                                      93,475  93,484,347
General Electric Co.
#      5.625%, 09/15/17                                      10,000  10,049,630
#      5.250%, 12/06/17                                      38,610  39,120,926
       1.625%, 04/02/18                                       6,800   6,811,526
       5.625%, 05/01/18                                      71,827  74,048,034
#      2.300%, 01/14/19                                       2,500   2,524,933
General Electric Co. Floating Rate Note
(r)    1.449%, 08/07/18                                       5,000   5,010,825

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
Inter-American Development Bank
     0.875%, 03/15/18                                     $ 16,555 $ 16,509,672
Inter-American Development Bank Floating Rate Note
(r)  1.273%, 11/26/18                                       11,151   11,145,291
International Bank for Reconstruction & Development
     1.000%, 10/05/18                                       22,000   21,895,764
     1.875%, 03/15/19                                       50,000   50,314,300
International Business Machines Corp.
#    1.250%, 02/08/18                                       11,515   11,506,490
Japan Finance Organization for Municipalities
     1.500%, 09/12/17                                       15,308   15,302,581
Kommunalbanken A.S.
     1.000%, 03/15/18                                        6,000    5,985,540
     1.125%, 05/23/18                                       14,500   14,463,373
##   1.125%, 05/23/18                                        1,700    1,695,801
     2.125%, 03/15/19                                       77,140   77,817,289
     1.750%, 05/28/19                                       42,700   42,809,995
Kommunalbanken A.S. Floating Rate Note
(r)  1.352%, 02/20/18                                       19,026   19,042,553
Kommunekredit
     1.125%, 01/16/18                                       11,700   11,687,013
     1.125%, 03/15/18                                        3,778    3,771,880
     1.500%, 01/15/19                                        4,000    3,996,908
Kommuninvest I Sverige AB
     1.000%, 01/29/18                                       38,000   37,935,628
     1.125%, 10/09/18                                       35,860   35,708,097
     1.000%, 11/13/18                                       33,000   32,808,105
Kommuninvest I Sverige AB Floating Rate Note
(r)  1.319%, 08/17/18                                       19,000   19,023,560
Kreditanstalt fuer Wiederaufbau
     1.000%, 09/07/18                                       18,000   17,924,598
     1.125%, 11/16/18                                        6,000    5,979,210
     1.500%, 02/06/19                                      147,290  147,384,266
     1.875%, 04/01/19                                       39,800   40,058,421
Landeskreditbank Baden-Wuerttemberg Foerderbank
     1.000%, 04/23/18                                        8,750    8,724,013
     1.625%, 02/01/19                                       18,125   18,155,106
Landwirtschaftliche Rentenbank
#    1.750%, 04/15/19                                       12,500   12,556,787
Manitoba, Province of Canada
     1.750%, 05/30/19                                        9,000    9,013,257
Merck & Co., Inc. Floating Rate Note
(r)  1.541%, 05/18/18                                       19,430   19,483,627
Microsoft Corp.
#    1.300%, 11/03/18                                       12,709   12,697,422
     4.200%, 06/01/19                                        5,000    5,240,345

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
Municipality Finance P.L.C.
       1.125%, 04/17/18                                   $ 18,375 $ 18,337,368
##     1.250%, 09/10/18                                    104,500  104,219,835
       1.250%, 09/10/18                                     48,520   48,389,918
       1.250%, 04/18/19                                      5,150    5,118,400
       1.750%, 05/21/19                                     23,800   23,859,500
National Australia Bank, Ltd.
       1.875%, 07/23/18                                     20,180   20,242,760
National Australia Bank, Ltd. Floating Rate Note
(r)##  1.953%, 07/23/18                                     12,450   12,510,134
(r)    1.953%, 07/23/18                                      8,750    8,792,263
(r)    2.084%, 01/14/19                                      2,500    2,519,623
(r)##  1.551%, 07/25/19                                     50,000   49,980,600
Nederlandse Waterschapsbank NV
       1.250%, 01/16/18                                     36,000   35,981,928
##     1.500%, 04/16/18                                      4,200    4,202,419
       0.875%, 07/13/18                                     10,000    9,947,120
###    1.500%, 01/23/19                                     69,150   69,095,856
       1.875%, 03/13/19                                     67,703   68,011,523
Nordea Bank AB
##     1.875%, 09/17/18                                      3,118    3,123,369
       1.875%, 09/17/18                                        982      983,691
Nordea Bank AB Floating Rate Note
(r)##  2.107%, 09/17/18                                     14,410   14,532,586
(r)    2.107%, 09/17/18                                      3,000    3,025,521
Nordic Investment Bank
       1.125%, 03/19/18                                     21,000   20,974,380
       0.875%, 09/27/18                                      9,500    9,440,150
NRW Bank
       1.375%, 08/20/18                                     25,000   24,964,675
       1.250%, 10/01/18                                      4,954    4,938,127
Oesterreichische Kontrollbank AG
       1.125%, 05/29/18                                     24,400   24,347,930
       1.625%, 03/12/19                                      6,000    6,006,534
       1.125%, 04/26/19                                     22,926   22,751,602
Ontario, Province of Canada
       3.150%, 12/15/17                                      5,459    5,495,089
#      3.000%, 07/16/18                                     15,060   15,275,042
       2.000%, 09/27/18                                     61,780   62,111,820
#      1.625%, 01/18/19                                     15,000   15,009,465
       2.000%, 01/30/19                                     33,297   33,500,012
       1.250%, 06/17/19                                     39,780   39,488,731
Oracle Corp.
       2.375%, 01/15/19                                      4,100    4,152,037
Oracle Corp. Floating Rate Note
(r)    1.884%, 01/15/19                                      1,000    1,007,490
Pfizer, Inc.
#      1.200%, 06/01/18                                    110,000  109,779,120
       2.100%, 05/15/19                                     28,742   29,039,825

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
 Precision Castparts Corp.
 #     1.250%, 01/15/18                                   $ 10,000 $  9,990,600
 Province of Ontario Canada
 #     1.200%, 02/14/18                                     42,000   41,956,362
 Quebec, Province of Canada
       4.625%, 05/14/18                                     15,491   15,872,388
 Quebec, Province of Canada Floating Rate Note
 (r)   1.587%, 07/21/19                                     48,000   48,197,856
 Royal Bank of Canada
 #     1.500%, 06/07/18                                     59,000   58,947,962
       2.200%, 07/27/18                                     33,318   33,520,240
 #     1.800%, 07/30/18                                     11,915   11,943,119
       2.000%, 12/10/18                                     11,635   11,691,313
       2.150%, 03/15/19                                      8,000    8,059,784
       1.625%, 04/15/19                                      3,000    2,993,739
 Royal Bank of Canada Floating Rate Note
 (r)   1.711%, 10/31/18                                     45,000   45,081,495
 (r)   1.754%, 01/10/19                                      3,000    3,011,841
 Sanofi
       1.250%, 04/10/18                                      9,963    9,951,941
 Shell International Finance BV
       1.900%, 08/10/18                                     17,000   17,062,050
       1.625%, 11/10/18                                     29,100   29,117,605
       2.000%, 11/15/18                                     11,517   11,581,622
 #     1.375%, 05/10/19                                     15,000   14,951,625
 Shell International Finance BV Floating Rate Note
 (r)   1.765%, 11/10/18                                      5,560    5,595,751
 State of North Rhine-Westphalia Germany
       1.125%, 11/21/17                                     22,300   22,279,261
       1.375%, 01/30/19                                      3,500    3,485,430
 State of North Rhine-Westphalia Germany Floating Rate
   Note
 (r)   1.356%, 11/23/18                                    161,900  162,173,611
 Statoil ASA
       1.250%, 11/09/17                                      5,000    4,996,170
 #     1.200%, 01/17/18                                      5,170    5,163,393
       1.150%, 05/15/18                                      8,200    8,175,605
 #     1.950%, 11/08/18                                     14,520   14,568,657
 Statoil ASA Floating Rate Note
 #(r)  1.472%, 05/15/18                                      5,835    5,845,993
 Svensk Exportkredit AB
       1.125%, 04/05/18                                     91,060   90,890,902
       1.250%, 04/12/19                                      6,500    6,465,700
       1.875%, 06/17/19                                      6,800    6,835,489
 Svensk Exportkredit AB Floating Rate Note
 (r)   1.401%, 10/04/18                                     24,630   24,646,428
 Svenska Handelsbanken AB
       2.500%, 01/25/19                                     39,923   40,369,020
       2.250%, 06/17/19                                      1,210    1,219,462

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                         ------- --------------
Swedbank AB
###    2.375%, 02/27/19                                  $15,000 $   15,117,435
Toronto-Dominion Bank (The)
#      1.400%, 04/30/18                                   86,471     86,434,423
#      1.750%, 07/23/18                                   11,785     11,811,988
       1.450%, 09/06/18                                   28,000     27,974,324
#      2.625%, 09/10/18                                   44,926     45,451,365
       1.950%, 01/22/19                                   36,548     36,704,901
Toronto-Dominion Bank (The) Floating Rate Note
(r)    2.153%, 01/22/19                                    5,000      5,050,305
Total Capital International SA
#      2.125%, 01/10/19                                   13,000     13,102,908
Total Capital International SA Floating Rate Note
(r)    1.617%, 06/19/19                                    4,633      4,658,792
Total Capital SA
       2.125%, 08/10/18                                    6,000      6,041,040
Toyota Motor Credit Corp.
       1.550%, 07/13/18                                    3,450      3,452,208
       2.000%, 10/24/18                                    8,865      8,918,190
#      1.700%, 01/09/19                                   42,001     42,082,734
       2.100%, 01/17/19                                   12,100     12,205,548
       1.700%, 02/19/19                                    9,318      9,340,932
       1.400%, 05/20/19                                   29,700     29,600,802
Toyota Motor Credit Corp. Floating Rate Note
(r)    1.682%, 04/06/18                                   15,000     15,034,290
(r)    1.764%, 07/13/18                                    1,995      2,003,170
#(r)   1.412%, 08/15/18                                   30,000     30,062,370
(r)    1.564%, 01/09/19                                   22,158     22,221,261
(r)    1.694%, 01/17/19                                   14,300     14,360,846
#(r)   1.998%, 02/19/19                                    7,347      7,431,513
USAA Capital Corp. Floating Rate Note
(r)##  1.541%, 02/01/19                                   42,350     42,416,701
Wal-Mart Stores, Inc.
#      1.125%, 04/11/18                                   37,000     36,949,495
Westpac Banking Corp.
       1.550%, 05/25/18                                    9,257      9,256,278
       2.250%, 07/30/18                                   19,869     19,993,976
       1.950%, 11/23/18                                   17,521     17,569,708
       2.250%, 01/17/19                                   79,463     80,097,433
Westpac Banking Corp. Floating Rate Note
(r)    2.051%, 07/30/18                                   46,084     46,353,637
#(r)   1.926%, 11/23/18                                   22,189     22,356,438
(r)##  1.428%, 04/26/19                                   21,000     20,991,222
                                                                 --------------
TOTAL BONDS                                                       5,330,308,089
                                                                 --------------

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
U.S. TREASURY OBLIGATIONS -- (8.1%)
U.S. Treasury Notes
    1.250%, 11/15/18                                    $ 39,400 $   39,375,375
    1.250%, 11/30/18                                     185,000    184,884,375
    1.250%, 12/15/18                                      70,000     69,945,330
    1.250%, 12/31/18                                      20,000     19,987,500
    1.375%, 12/31/18                                     115,000    115,112,355
    1.125%, 01/15/19                                      35,000     34,905,675
    1.250%, 01/31/19                                     120,000    119,873,400
    1.500%, 02/28/19                                      15,000     15,039,255
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                     599,123,265
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,525,977,395
                                                                 --------------
CERTIFICATES OF DEPOSIT -- (3.9%)
Bank of Montreal
    1.950%, 03/16/18                                      26,000     25,995,788
Cooperatieve Rabobank UA
    1.680%, 08/16/17                                      30,000     30,006,720
Nordea Bank AB
    1.560%, 03/07/19                                     100,000     99,968,300
    1.584%, 04/10/19                                      37,000     36,987,642
Nordea Bank Finland P.L.C.
    1.610%, 05/02/18                                      40,000     39,916,400
    1.629%, 11/07/18                                      20,000     19,995,020
Royal Bank of Canada
    1.987%, 03/22/18                                      40,000     40,042,960
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT                                       292,912,830
                                                                 --------------
COMMERCIAL PAPER -- (5.9%)
Bank of Nova Scotia (The)
    1.580%, 02/28/19                                      75,000     74,976,675
Caisse des Depots et Consignations
    1.200%, 09/18/17                                      50,000     49,917,108
NRW Bank
    1.080%, 08/08/17                                      40,000     39,989,787
    1.250%, 09/21/17                                      40,000     39,930,609
Sanofi
    1.210%, 09/22/17                                      40,000     39,934,928
Svensk Exportkredit AB
    1.180%, 08/18/17                                      30,000     29,983,770
Svenska Handelsbanken AB
    1.506%, 01/03/19                                      15,500     15,495,629

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
      1.581%, 02/12/19                               $   149,500 $  149,454,701
                                                                 --------------
TOTAL COMMERCIAL PAPER                                              439,683,207
                                                                 --------------
                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                     66,365,381     66,365,381
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund                  10,173,603    117,728,937
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $7,446,053,524)^^                                          $7,442,667,750
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations                     -- $  596,546,041   --    $  596,546,041
Bonds                                  --  5,330,308,089   --     5,330,308,089
U.S. Treasury Obligations              --    599,123,265   --       599,123,265
Certificates of Deposit                --    292,912,830   --       292,912,830
Commercial Paper                       --    439,683,207   --       439,683,207
Temporary Cash Investments    $66,365,381             --   --        66,365,381
Securities Lending Collateral          --    117,728,937   --       117,728,937
                              ----------- --------------   --    --------------
TOTAL                         $66,365,381 $7,376,302,369   --    $7,442,667,750
                              =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
BONDS -- (88.5%)

AUSTRALIA -- (6.7%)
Australia & New Zealand Banking Group, Ltd.
     2.000%, 11/16/18                                    15,063 $ 15,133,510
     2.250%, 06/13/19                                    40,585   40,976,767
     1.600%, 07/15/19                                     1,315    1,309,323
Commonwealth Bank of Australia
##   1.375%, 09/06/18                                    30,114   30,025,706
     2.500%, 09/20/18                                    19,674   19,860,057
     1.750%, 11/02/18                                    15,130   15,138,806
     2.250%, 03/13/19                                     1,004    1,011,769
     5.000%, 10/15/19                                    19,000   20,206,614
##   2.250%, 03/10/20                                    10,000   10,050,370
National Australia Bank, Ltd.
     1.875%, 07/23/18                                     5,800    5,818,038
     2.300%, 07/25/18                                     5,300    5,338,372
     2.250%, 07/01/19                                    18,070   18,210,422
##   2.400%, 12/09/19                                     2,492    2,511,831
     2.125%, 05/22/20                                    14,706   14,747,177
Westpac Banking Corp.
     1.550%, 05/25/18                                     5,361    5,360,582
     2.250%, 07/30/18                                    21,369   21,503,411
     1.950%, 11/23/18                                    14,179   14,218,417
     2.250%, 01/17/19                                    89,010   89,720,656
     2.150%, 03/06/20                                     5,000    5,024,840
                                                                ------------
TOTAL AUSTRALIA                                                  336,166,668
                                                                ------------
AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18                                     5,500    5,488,263
     1.125%, 04/26/19                                    28,726   28,507,482
     1.750%, 01/24/20                                    32,380   32,449,811
#    1.375%, 02/10/20                                    24,660   24,468,811
                                                                ------------
TOTAL AUSTRIA                                                     90,914,367
                                                                ------------
BELGIUM -- (0.2%)
Dexia Credit Local SA
     2.250%, 01/30/19                                    10,944   11,016,198
                                                                ------------
CANADA -- (19.4%)
Alberta, Province of Canada
     2.000%, 06/01/19                              CAD   75,000   60,694,806
     1.900%, 12/06/19                                    16,600   16,640,056
Bank of Montreal
     1.400%, 04/10/18                                        --           --
     1.350%, 08/28/18                                    49,115   48,970,356
     2.100%, 12/12/19                                     6,015    6,045,725
Bank of Nova Scotia (The)
     2.050%, 10/30/18                                    54,555   54,826,902
     1.950%, 01/15/19                                    14,363   14,414,305
     2.050%, 06/05/19                                    10,000   10,052,000

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
CANADA -- (Continued)
     1.650%, 06/14/19                                    15,000 $ 14,966,370
British Columbia, Province of Canada
     2.250%, 03/01/19                              CAD   55,000   44,687,307
Canada Housing Trust No 1
##   1.950%, 06/15/19                              CAD  183,000  148,156,976
Canadian Government Bond
     3.750%, 06/01/19                              CAD   25,000   20,932,224
CPPIB Capital, Inc.
     1.100%, 06/10/19                              CAD   45,000   35,813,395
Export Development Canada
     1.500%, 10/03/18                                    14,200   14,213,959
     1.000%, 11/01/18                                     5,475    5,447,039
     1.250%, 02/04/19                                     5,000    4,984,840
Manitoba, Province of Canada
     1.750%, 05/30/19                                     6,000    6,008,838
Ontario, Province of Canada
     1.625%, 01/18/19                                    67,683   67,725,708
     2.000%, 01/30/19                                    40,000   40,243,880
     4.400%, 06/02/19                              CAD   43,000   36,287,275
Province of Ontario Canada
     4.000%, 10/07/19                                     4,500    4,714,555
Quebec, Province of Canada
     4.625%, 05/14/18                                       792      811,499
Royal Bank of Canada
     1.500%, 06/07/18                                     1,085    1,084,043
     1.800%, 07/30/18                                        --           --
     2.000%, 12/10/18                                     5,765    5,792,903
     2.150%, 03/15/19                                    21,757   21,919,590
     1.625%, 04/15/19                                    21,759   21,713,589
     2.980%, 05/07/19                              CAD   31,500   25,795,260
     2.125%, 03/02/20                                    38,000   38,192,546
     2.150%, 03/06/20                                    18,715   18,801,763
     1.920%, 07/17/20                              CAD   10,000    7,990,936
Saskatchewan, Province of Canada
     1.950%, 03/01/19                              CAD   30,000   24,249,288
Toronto-Dominion Bank (The)
     1.450%, 09/06/18                                    33,820   33,788,987
     2.625%, 09/10/18                                    23,871   24,150,147
     1.950%, 01/22/19                                    50,362   50,578,204
     2.447%, 04/02/19                              CAD   27,000   21,911,201
     2.250%, 11/05/19                                    15,000   15,147,840
Toyota Credit Canada, Inc.
     2.250%, 05/23/19                              CAD   12,238    9,887,578
                                                                ------------
TOTAL CANADA                                                     977,641,890
                                                                ------------
DENMARK -- (1.5%)
Kommunekredit
     1.250%, 08/27/18                                    54,500   54,377,702
     1.500%, 01/15/19                                    10,000    9,992,270

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
DENMARK -- (Continued)
Nordea Bank AB
##   1.625%, 05/15/18                                       5,741  $  5,745,082
     2.375%, 04/04/19                                       6,986     7,034,112
                                                                   ------------
TOTAL DENMARK                                                        77,149,166
                                                                   ------------
FINLAND -- (1.9%)
Municipality Finance P.L.C.
##   1.250%, 09/10/18                                      28,800    28,722,787
     1.250%, 09/10/18                                      10,280    10,252,439
     1.250%, 04/18/19                                       5,000     4,969,320
     1.750%, 05/21/19                                      44,900    45,012,250
     1.500%, 03/23/20                                       7,944     7,898,354
                                                                   ------------
TOTAL FINLAND                                                        96,855,150
                                                                   ------------
FRANCE -- (3.9%)
Agence Francaise de Developpement
     1.375%, 08/02/19                                      12,600    12,495,861
     1.625%, 01/21/20                                      70,000    69,538,000
Caisse d'Amortissement de la Dette Sociale
     1.500%, 01/28/19                                      52,018    51,934,355
##   1.500%, 01/28/19                                      24,000    23,967,360
     1.875%, 01/13/20                                       1,200     1,204,085
Caisse des Depots et Consignations
     1.500%, 11/13/18                                      12,600    12,573,011
Total Capital International SA
     2.125%, 01/10/19                                      19,912    20,069,623
     2.100%, 06/19/19                                       1,200     1,210,175
Total Capital SA
     2.125%, 08/10/18                                       1,699     1,710,621
                                                                   ------------
TOTAL FRANCE                                                        194,703,091
                                                                   ------------
GERMANY -- (6.9%)
Erste Abwicklungsanstalt
     1.125%, 02/12/18                                      37,000    36,913,235
     1.250%, 03/15/18                                       9,200     9,179,760
     1.625%, 02/21/19                                      29,000    28,962,474
FMS Wertmanagement AoeR
     1.625%, 11/20/18                                      20,000    20,045,260
     1.750%, 01/24/20                                      24,450    24,520,587
Kreditanstalt fuer Wiederaufbau
     1.000%, 09/07/18                                      73,300    72,992,946
     1.125%, 11/16/18                                      39,000    38,864,865
     1.500%, 02/06/19                                      28,250    28,268,080
Landeskreditbank Baden-Wuerttemberg Foerderbank
     1.625%, 02/01/19                                      12,025    12,044,974
Landwirtschaftliche Rentenbank
     1.875%, 09/17/18                                      10,000    10,053,200
     1.750%, 04/15/19                                      10,000    10,045,430

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
GERMANY -- (Continued)
NRW Bank
     1.375%, 08/20/18                                       25,019 $ 24,983,648
     1.250%, 10/01/18                                       13,463   13,419,865
State of North Rhine-Westphalia
     1.625%, 01/22/20                                        8,800    8,768,223
State of North Rhine-Westphalia Germany
     1.875%, 06/17/19                                        6,300    6,322,705
                                                                   ------------
TOTAL GERMANY                                                       345,385,252
                                                                   ------------
JAPAN -- (2.7%)
Japan Finance Organization for Municipalities
     1.500%, 09/12/17                                       14,090   14,085,012
Toyota Motor Credit Corp.
     2.000%, 10/24/18                                       15,349   15,441,094
     1.700%, 01/09/19                                       40,526   40,604,864
     2.100%, 01/17/19                                       11,359   11,458,084
     1.700%, 02/19/19                                       26,967   27,033,366
     1.400%, 05/20/19                                       25,596   25,510,509
                                                                   ------------
TOTAL JAPAN                                                         134,132,929
                                                                   ------------
NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten NV
##   1.000%, 09/20/18                                        5,000    4,971,500
     1.375%, 01/28/19                                       39,000   38,891,619
##   1.375%, 01/28/19                                        5,000    4,986,105
     1.500%, 02/15/19                                       29,900   29,870,997
##   1.500%, 02/15/19                                       12,000   11,988,720
     1.750%, 03/24/20                                       47,892   47,901,578
Cooperatieve Rabobank UA
     1.700%, 03/19/18                                       19,578   19,604,783
     2.250%, 01/14/19                                       67,136   67,745,931
     2.250%, 01/14/20                                        4,075    4,107,201
Nederlandse Waterschapsbank NV
     0.875%, 07/13/18                                        3,780    3,760,011
##   1.500%, 01/23/19                                       42,600   42,566,644
     1.875%, 03/13/19                                       78,500   78,857,724
     1.625%, 03/04/20                                       20,949   20,863,360
Shell International Finance BV
     1.900%, 08/10/18                                       43,230   43,387,790
     1.625%, 11/10/18                                       35,943   35,964,746
     2.000%, 11/15/18                                       13,961   14,039,335
     1.375%, 05/10/19                                       10,000    9,967,750
     1.375%, 09/12/19                                        2,000    1,989,984
                                                                   ------------
TOTAL NETHERLANDS                                                   481,465,778
                                                                   ------------
NORWAY -- (3.7%)
Kommunalbanken A.S.
     1.125%, 05/23/18                                       23,450   23,390,765
     2.125%, 03/15/19                                      101,838  102,732,138

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
NORWAY -- (Continued)
   1.750%, 05/28/19                                         8,000 $  8,020,608
Statoil ASA
   1.150%, 05/15/18                                         9,518    9,489,684
   1.950%, 11/08/18                                         7,316    7,340,516
   2.250%, 11/08/19                                        32,873   33,201,500
                                                                  ------------
TOTAL NORWAY                                                       184,175,211
                                                                  ------------
SINGAPORE -- (3.0%)
Singapore Government Bond
   4.000%, 09/01/18                                   SGD  60,500   46,024,019
   2.500%, 06/01/19                                   SGD 115,000   86,800,539
   1.625%, 10/01/19                                   SGD  22,000   16,348,006
                                                                  ------------
TOTAL SINGAPORE                                                    149,172,564
                                                                  ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.2%)
African Development Bank
   1.625%, 10/02/18                                        29,536   29,597,553
   1.000%, 11/02/18                                        17,750   17,656,564
   1.000%, 05/15/19                                         8,750    8,670,506
Asian Development Bank
   1.875%, 10/23/18                                         5,500    5,532,417
   1.375%, 01/15/19                                        13,377   13,364,934
   1.875%, 04/12/19                                         9,150    9,209,365
Council Of Europe Development Bank
   1.000%, 02/04/19                                        21,635   21,470,358
   1.500%, 05/17/19                                        47,914   47,916,156
   1.625%, 03/10/20                                        45,000   44,919,045
European Bank for Reconstruction & Development
   1.625%, 11/15/18                                        98,874   99,052,764
European Investment Bank
   1.625%, 12/18/18                                        32,700   32,778,742
   2.125%, 03/15/19                                         2,000    2,020,232
   1.250%, 05/15/19                                        18,750   18,667,031
   1.250%, 12/16/19                                        24,000   23,806,944
   1.625%, 03/16/20                                        67,750   67,691,261
International Bank for Reconstruction & Development
   1.000%, 10/05/18                                        22,000   21,895,764
                                                                  ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                       464,249,636
                                                                  ------------
SWEDEN -- (6.2%)
Kommuninvest I Sverige AB
   1.125%, 10/09/18                                        54,000   53,771,256
   1.000%, 11/13/18                                        14,000   13,918,590
   1.500%, 01/22/19                                         4,000    3,998,092
   2.000%, 11/12/19                                        38,000   38,301,568
   1.750%, 03/19/20                                        35,260   35,315,499


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
SWEDEN -- (Continued)
Svensk Exportkredit AB
    1.250%, 04/12/19                                        8,645  $  8,599,380
    1.875%, 06/17/19                                       30,100    30,257,092
Svenska Handelsbanken AB
    1.875%, 08/29/17                                  GBP   6,154     8,128,701
    1.625%, 03/21/18                                       10,102    10,108,091
    2.500%, 01/25/19                                       78,987    79,869,443
    2.250%, 06/17/19                                       13,001    13,102,668
    1.500%, 09/06/19                                        7,185     7,133,196
Swedbank AB
##  2.375%, 02/27/19                                        7,579     7,638,336
                                                                   ------------
TOTAL SWEDEN                                                        310,141,912
                                                                   ------------
UNITED KINGDOM -- (1.6%)
Network Rail Infrastructure Finance P.L.C.
    1.750%, 01/24/19                                       24,333    24,386,971
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18                                       59,000    58,733,438
                                                                   ------------
TOTAL UNITED KINGDOM                                                 83,120,409
                                                                   ------------
UNITED STATES -- (10.2%)
Apple, Inc.
    1.550%, 02/08/19                                       18,928    18,939,149
    2.100%, 05/06/19                                       14,148    14,295,592
    1.550%, 02/07/20                                        9,900     9,873,824
    1.900%, 02/07/20                                       15,000    15,082,215
Berkshire Hathaway, Inc.
    1.150%, 08/15/18                                        2,073     2,067,417
    2.100%, 08/14/19                                        3,909     3,947,316
Chevron Corp.
    1.365%, 03/02/18                                       31,868    31,859,969
    1.790%, 11/16/18                                        8,900     8,934,114
    1.686%, 02/28/19                                        9,670     9,695,567
    1.561%, 05/16/19                                       31,115    31,110,488
    2.193%, 11/15/19                                       31,566    31,894,413
    1.961%, 03/03/20                                        4,150     4,168,733
    1.991%, 03/03/20                                       11,750    11,805,166
Cisco Systems, Inc.
    1.650%, 06/15/18                                       35,249    35,313,188
    2.125%, 03/01/19                                       18,747    18,922,791
    1.400%, 09/20/19                                        2,700     2,689,448
    4.450%, 01/15/20                                       28,254    30,141,650
    2.450%, 06/15/20                                        3,715     3,787,483
Exxon Mobil Corp.
    1.439%, 03/01/18                                        8,000     8,007,888
    1.708%, 03/01/19                                       23,692    23,748,861
    1.912%, 03/06/20                                       19,700    19,785,360
General Electric Co.
    5.625%, 05/01/18                                       11,896    12,263,848

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                        ------- --------------
UNITED STATES -- (Continued)
Merck & Co., Inc.
   1.850%, 02/10/20                                     15,000  $   15,045,870
Microsoft Corp.
   1.300%, 11/03/18                                      8,209       8,201,522
   4.200%, 06/01/19                                      5,650       5,921,590
   1.850%, 02/06/20                                     12,000      12,051,288
   1.850%, 02/12/20                                     14,000      14,058,912
Oracle Corp.
   2.375%, 01/15/19                                      4,100       4,152,037
Pfizer, Inc.
   1.200%, 06/01/18                                     56,710      56,596,126
   2.100%, 05/15/19                                     29,850      30,159,306
Toyota Motor Credit Corp.
   2.150%, 03/12/20                                     14,816      14,932,306
   4.500%, 06/17/20                                      4,500       4,820,270
Wal-Mart Stores, Inc.
   1.950%, 12/15/18                                      1,371       1,381,576
                                                                --------------
TOTAL UNITED STATES                                                515,655,283
                                                                --------------
TOTAL BONDS                                                      4,451,945,504
                                                                --------------
AGENCY OBLIGATIONS -- (10.1%)
Federal Home Loan Bank
   1.750%, 12/14/18                                     38,500      38,707,438
   1.250%, 01/16/19                                     90,000      89,879,220
   1.500%, 03/08/19                                     25,000      25,071,025
   1.375%, 03/18/19                                     95,000      95,035,910
   5.375%, 05/15/19                                     16,160      17,291,168
   1.375%, 05/28/19                                     28,000      27,998,684
   1.625%, 06/14/19                                     55,000      55,182,655
   1.875%, 03/13/20                                     24,000      24,230,448
Federal Home Loan Mortgage Corporation
   3.750%, 03/27/19                                     25,000      25,979,125
Federal National Mortgage Association
   1.125%, 12/14/18                                     69,500      69,294,141
   1.500%, 02/28/20                                     42,000      41,962,872
                                                                --------------
TOTAL AGENCY OBLIGATIONS                                           510,632,686
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (1.4%)
U.S. Treasury Note
   1.250%, 01/31/19                                     70,000      69,926,150
                                                                --------------
TOTAL INVESTMENT SECURITIES                                      5,032,504,340
                                                                --------------

                                                        SHARES      VALUE+
                                                        ------- --------------
SECURITIES LENDING COLLATERAL -- (0.0%)
(S)@ DFA Short Term Investment Fund                     12,078  $      139,763
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,013,678,305)^^                                         $5,032,644,103
                                                                ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ------- --------------  ------- --------------
Bonds
   Australia                     --    $  336,166,668    --    $  336,166,668
   Austria                       --        90,914,367    --        90,914,367
   Belgium                       --        11,016,198    --        11,016,198
   Canada                        --       977,641,890    --       977,641,890
   Denmark                       --        77,149,166    --        77,149,166
   Finland                       --        96,855,150    --        96,855,150
   France                        --       194,703,091    --       194,703,091
   Germany                       --       345,385,252    --       345,385,252
   Japan                         --       134,132,929    --       134,132,929
   Netherlands                   --       481,465,778    --       481,465,778
   Norway                        --       184,175,211    --       184,175,211
   Singapore                     --       149,172,564    --       149,172,564
   Supranational Organization
     Obligations                 --       464,249,636    --       464,249,636
   Sweden                        --       310,141,912    --       310,141,912
   United Kingdom                --        83,120,409    --        83,120,409
   United States                 --       515,655,283    --       515,655,283
Agency Obligations               --       510,632,686    --       510,632,686
U.S. Treasury Obligations        --        69,926,150    --        69,926,150
Securities Lending Collateral    --           139,763    --           139,763
Forward Currency Contracts**     --       (11,926,820)   --       (11,926,820)
                                 --    --------------    --    --------------
TOTAL                            --    $5,020,717,283    --    $5,020,717,283
                                 ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (90.6%)

AUSTRALIA -- (4.2%)
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20                                         7,000  $ 7,125,783
Commonwealth Bank of Australia
    2.300%, 03/12/20                                         3,100    3,122,323
##  2.750%, 03/10/22                                         2,000    2,026,252
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                         4,475    4,531,193
National Australia Bank, Ltd.
##  2.400%, 12/09/19                                        15,000   15,119,370
    2.625%, 01/14/21                                         1,905    1,929,862
    1.875%, 07/12/21                                         1,350    1,326,683
    0.875%, 01/20/22                                   EUR   1,112    1,352,153
    2.500%, 05/22/22                                         3,968    3,962,405
Westpac Banking Corp.
    4.875%, 11/19/19                                         5,000    5,328,745
                                                                    -----------
TOTAL AUSTRALIA                                                      45,824,769
                                                                    -----------
BELGIUM -- (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                         4,000    4,337,744
                                                                    -----------
CANADA -- (8.4%)
Bank of Montreal
    1.900%, 08/27/21                                         8,000    7,932,464
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                         5,000    5,026,000
    2.800%, 07/21/21                                           420      427,573
Goldcorp, Inc.
    3.625%, 06/09/21                                           500      518,976
Province of British Columbia Canada
    3.250%, 12/18/21                                   CAD   5,000    4,219,531
Province of Ontario Canada
    1.875%, 05/21/20                                        10,000   10,007,420
    2.500%, 09/10/21                                        15,000   15,245,250
Province of Quebec Canada
    3.500%, 07/29/20                                         5,000    5,237,630
Royal Bank of Canada
    2.150%, 03/06/20                                        17,197   17,276,725
    2.750%, 02/01/22                                         5,614    5,723,872
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                         7,605    7,601,783
    2.250%, 11/05/19                                         9,000    9,088,704
    1.994%, 03/23/22                                   CAD   5,000    3,946,822
                                                                    -----------
TOTAL CANADA                                                         92,252,750
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
DENMARK -- (0.4%)
Danske Bank A.S.
##  2.800%, 03/10/21                                         5,000  $ 5,086,520
                                                                    -----------
FRANCE -- (3.7%)
BPCE SA
    2.500%, 07/15/19                                         2,900    2,930,917
    2.250%, 01/27/20                                         2,000    2,005,768
Credit Agricole SA
##  2.750%, 06/10/20                                         5,000    5,086,235
Electricite de France SA
##  2.350%, 10/13/20                                         5,300    5,349,618
French Republic Government Bond OAT
    0.0%, 05/25/22                                     EUR   6,500    7,724,404
Societe Generale SA
##  2.500%, 04/08/21                                         4,200    4,221,437
Total Capital SA
    4.450%, 06/24/20                                         8,000    8,581,920
    4.125%, 01/28/21                                         4,000    4,271,252
                                                                    -----------
TOTAL FRANCE                                                         40,171,551
                                                                    -----------
GERMANY -- (4.5%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                         5,000    5,052,390
BMW US Capital LLC
##  2.000%, 04/11/21                                         2,365    2,355,826
Deutsche Bank AG
    6.000%, 09/01/17                                         3,184    3,194,421
    2.950%, 08/20/20                                         1,000    1,010,671
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                        20,000   19,984,320
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                        14,000   13,947,164
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20                                         3,625    3,644,140
                                                                    -----------
TOTAL GERMANY                                                        49,188,932
                                                                    -----------
IRELAND -- (0.2%)
Medtronic, Inc.
    2.500%, 03/15/20                                         2,000    2,036,400
                                                                    -----------
JAPAN -- (4.9%)
American Honda Finance Corp.
    2.450%, 09/24/20                                         5,000    5,084,300
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19                                         3,000    3,022,659
Japan Finance Organization for Municipalities
    1.375%, 02/05/18                                         7,330    7,310,136

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
JAPAN -- (Continued)
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                         4,000  $ 4,010,652
MUFG Union Bank NA
    2.625%, 09/26/18                                         3,245    3,278,462
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21                                         3,500    3,526,849
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21                                         3,000    2,957,577
Toyota Motor Credit Corp.
    1.900%, 04/08/21                                        20,928   20,812,938
    2.600%, 01/11/22                                         3,152    3,217,908
                                                                    -----------
TOTAL JAPAN                                                          53,221,481
                                                                    -----------
NETHERLANDS -- (5.6%)
ABN AMRO Bank NV
##  2.450%, 06/04/20                                         2,400    2,423,287
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18                                         5,000    4,999,020
    1.750%, 03/24/20                                        10,000   10,002,000
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                           570      575,178
#   2.750%, 01/10/22                                           810      825,627
    4.000%, 01/11/22                                   EUR     400      551,308
    4.750%, 06/06/22                                   EUR     867    1,244,447
ING Bank NV
##  2.750%, 03/22/21                                         5,000    5,076,655
Mylan, Inc.
    2.550%, 03/28/19                                         4,400    4,433,770
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18                                         5,000    5,002,880
Shell International Finance BV
    4.375%, 03/25/20                                        10,000   10,661,240
    2.125%, 05/11/20                                         3,620    3,648,996
    2.250%, 11/10/20                                         4,606    4,653,493
    1.750%, 09/12/21                                         7,000    6,914,908
                                                                    -----------
TOTAL NETHERLANDS                                                    61,012,809
                                                                    -----------
NORWAY -- (0.2%)
Statoil ASA
    3.125%, 08/17/17                                         2,200    2,201,353
                                                                    -----------
SINGAPORE -- (0.7%)
Singapore Government Bond
    1.750%, 04/01/22                                   SGD  10,000    7,450,393
                                                                    -----------
SPAIN -- (0.6%)
Santander UK P.L.C.
    2.375%, 03/16/20                                         5,000    5,051,280

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SPAIN -- (Continued)
Telefonica Emisiones SAU
    3.192%, 04/27/18                                          1,500 $ 1,514,962
                                                                    -----------
TOTAL SPAIN                                                           6,566,242
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
    0.875%, 03/15/18                                          8,040   8,017,247
European Investment Bank
    1.000%, 12/15/17                                         15,000  14,984,805
Inter-American Development Bank
    0.875%, 03/15/18                                         10,000   9,972,620
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         32,974,672
                                                                    -----------
SWEDEN -- (6.6%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22                                   SEK  189,000  22,992,487
Svenska Handelsbanken AB
    2.400%, 10/01/20                                         15,145  15,334,237
Sweden Government Bond
    3.500%, 06/01/22                                   SEK  231,000  33,395,062
                                                                    -----------
TOTAL SWEDEN                                                         71,721,786
                                                                    -----------
SWITZERLAND -- (0.1%)
UBS AG
    2.375%, 08/14/19                                            667     672,865
                                                                    -----------
UNITED KINGDOM -- (3.1%)
AstraZeneca P.L.C.
    2.375%, 11/16/20                                          5,000   5,063,530
Barclays P.L.C.
    2.750%, 11/08/19                                          8,000   8,096,888
BP Capital Markets P.L.C.
    2.315%, 02/13/20                                          2,156   2,183,166
HSBC USA, Inc.
    2.350%, 03/05/20                                          3,825   3,862,190
Nationwide Building Society
##  2.350%, 01/21/20                                          1,266   1,274,182
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18                                         10,000   9,954,820
TechnipFMC P.L.C.
##  2.000%, 10/01/17                                          2,500   2,500,023
Unilever Capital Corp.
    4.250%, 02/10/21                                          1,000   1,073,299
                                                                    -----------
TOTAL UNITED KINGDOM                                                 34,008,098
                                                                    -----------
UNITED STATES -- (44.0%)
Abbott Laboratories
    2.000%, 03/15/20                                          8,500   8,503,536

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT^
                                                      (000)    VALUE+
                                                     ------- -----------
UNITED STATES -- (Continued)
AbbVie, Inc.
   2.500%, 05/14/20                                   4,350  $ 4,418,077
Agilent Technologies, Inc.
   6.500%, 11/01/17                                     596      602,536
Air Products & Chemicals, Inc.
   3.000%, 11/03/21                                   3,990    4,115,418
Ameren Corp.
   2.700%, 11/15/20                                   1,000    1,015,693
American Express Credit Corp.
   2.250%, 08/15/19                                   3,500    3,535,490
AmerisourceBergen Corp.
   3.500%, 11/15/21                                   5,000    5,199,855
Amgen, Inc.
   2.200%, 05/22/19                                     575      579,959
Apache Corp.
   6.900%, 09/15/18                                   4,890    5,148,789
Apple, Inc.
   2.250%, 02/23/21                                  12,050   12,156,197
   2.850%, 05/06/21                                  11,176   11,515,974
Assurant, Inc.
   2.500%, 03/15/18                                   5,000    5,029,560
AT&T, Inc.
   1.400%, 12/01/17                                   5,425    5,423,183
Bank of America Corp.
   2.600%, 01/15/19                                   1,670    1,687,144
   2.650%, 04/01/19                                   1,000    1,012,360
Bank of New York Mellon Corp. (The)
   2.150%, 02/24/20                                     132      133,114
Berkshire Hathaway, Inc.
   2.100%, 08/14/19                                   3,534    3,568,640
Biogen, Inc.
   2.900%, 09/15/20                                   5,000    5,131,195
Boston Scientific Corp.
   6.000%, 01/15/20                                   2,000    2,182,734
Bristol-Myers Squibb Co.
   1.750%, 03/01/19                                   1,200    1,203,512
Buckeye Partners L.P.
   6.050%, 01/15/18                                   1,880    1,914,912
Capital One Financial Corp.
   6.750%, 09/15/17                                   2,000    2,011,818
Capital One NA/Mclean
   2.950%, 07/23/21                                   4,495    4,571,177
Caterpillar Financial Services Corp.
   2.450%, 09/06/18                                   2,880    2,906,669
CBS Corp.
   2.300%, 08/15/19                                   3,607    3,632,220
Celgene Corp.
   2.250%, 05/15/19                                   1,300    1,310,702
Chevron Corp.
   2.193%, 11/15/19                                   6,000    6,062,424

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
UNITED STATES -- (Continued)
   2.419%, 11/17/20                                    10,000  $10,140,990
   2.100%, 05/16/21                                     2,200    2,203,788
   2.498%, 03/03/22                                     3,000    3,037,413
Cigna Corp.
   4.500%, 03/15/21                                     1,000    1,070,482
Cisco Systems, Inc.
   2.450%, 06/15/20                                     6,270    6,392,334
   2.200%, 02/28/21                                     5,000    5,040,865
Citizens Bank NA
   2.550%, 05/13/21                                     2,836    2,846,045
CNA Financial Corp.
   7.350%, 11/15/19                                     3,000    3,344,172
Comerica, Inc.
   2.125%, 05/23/19                                       700      700,478
CVS Health Corp.
   2.250%, 08/12/19                                       600      604,775
   2.800%, 07/20/20                                     2,665    2,724,038
Dollar General Corp.
   1.875%, 04/15/18                                     2,000    2,001,108
Dominion Energy, Inc.
   2.500%, 12/01/19                                     5,167    5,217,926
DTE Energy Co.
   2.400%, 12/01/19                                     2,210    2,226,935
eBay, Inc.
   2.200%, 08/01/19                                     5,500    5,532,230
Exelon Generation Co. LLC
   6.200%, 10/01/17                                     4,000    4,027,736
Express Scripts Holding Co.
   2.250%, 06/15/19                                     2,865    2,881,462
Exxon Mobil Corp.
   1.305%, 03/06/18                                     8,181    8,176,942
   1.912%, 03/06/20                                     5,009    5,030,704
   2.222%, 03/01/21                                     2,800    2,826,690
Fifth Third Bancorp
   2.300%, 03/01/19                                     2,270    2,284,914
Fifth Third Bank
   2.375%, 04/25/19                                     1,615    1,632,452
Ford Motor Credit Co. LLC
   5.000%, 05/15/18                                     1,387    1,421,517
Fortune Brands Home & Security, Inc.
   3.000%, 06/15/20                                     3,000    3,046,002
GATX Corp.
   2.500%, 03/15/19                                     3,000    3,025,323
GE Capital International Funding Co., Unlimited
  Co.
   2.342%, 11/15/20                                    23,715   23,967,660
General Electric Co.
   2.200%, 01/09/20                                     3,209    3,242,213
   0.375%, 05/17/22                                EUR  4,523    5,356,010
Gilead Sciences, Inc.
   2.550%, 09/01/20                                     6,118    6,243,156

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21                                           500  $   502,165
    5.250%, 07/27/21                                         5,000    5,508,015
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                         5,000    4,993,200
Hershey Co. (The)
    4.125%, 12/01/20                                           300      320,961
Humana, Inc.
    2.625%, 10/01/19                                         2,000    2,024,966
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                         4,400    4,440,198
International Business Machines Corp.
    2.500%, 01/27/22                                        10,000   10,136,540
Jefferies Group LLC
    5.125%, 04/13/18                                         1,875    1,917,053
Johnson & Johnson
    1.650%, 03/01/21                                         4,452    4,424,536
JPMorgan Chase & Co.
    2.250%, 01/23/20                                         4,000    4,030,112
KeyBank NA
    1.650%, 02/01/18                                           820      820,526
KeyCorp
    2.900%, 09/15/20                                         2,142    2,187,952
Kroger Co. (The)
    2.300%, 01/15/19                                         2,700    2,716,405
L3 Technologies, Inc.
    4.750%, 07/15/20                                         1,553    1,664,527
Legg Mason, Inc.
    2.700%, 07/15/19                                         5,425    5,480,557
Lockheed Martin Corp.
    2.500%, 11/23/20                                         3,500    3,562,282
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                         5,800    5,826,158
Marathon Petroleum Corp.
    3.400%, 12/15/20                                         3,500    3,623,161
Marriott International, Inc.
    6.750%, 05/15/18                                         1,000    1,037,270
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19                                         2,200    2,215,998
Mattel, Inc.
    2.350%, 05/06/19                                         6,000    6,009,660
    2.350%, 08/15/21                                         1,000      983,745
McKesson Corp.
    1.400%, 03/15/18                                         2,907    2,904,695
    4.750%, 03/01/21                                         1,769    1,905,822
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                         2,800    2,884,893
Merck & Co., Inc.
    3.875%, 01/15/21                                         7,155    7,592,514

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
MetLife, Inc.
    4.750%, 02/08/21                                         2,300  $ 2,504,776
Microsoft Corp.
    1.850%, 02/12/20                                         2,000    2,008,416
    3.000%, 10/01/20                                         5,000    5,183,640
    1.550%, 08/08/21                                         1,178    1,159,529
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                         6,000    5,879,322
Monsanto Co.
    2.125%, 07/15/19                                         2,500    2,511,595
Morgan Stanley
    6.250%, 08/28/17                                         1,000    1,003,230
    7.300%, 05/13/19                                         1,800    1,965,101
    2.375%, 07/23/19                                         1,365    1,376,525
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                         3,850    3,878,251
Nordstrom, Inc.
    4.750%, 05/01/20                                         5,225    5,499,161
Nucor Corp.
    5.750%, 12/01/17                                         7,160    7,252,292
Nuveen Finance LLC
##  2.950%, 11/01/19                                         4,972    5,059,378
Omnicom Group, Inc.
    4.450%, 08/15/20                                         1,000    1,067,555
Oracle Corp.
    1.900%, 09/15/21                                        20,000   19,889,960
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                           100      103,975
PepsiCo, Inc.
    4.500%, 01/15/20                                           451      480,538
Pfizer, Inc.
    0.250%, 03/06/22                                   EUR   2,275    2,695,411
PG&E Corp.
    2.400%, 03/01/19                                         1,210    1,218,090
PNC Bank NA
    2.400%, 10/18/19                                         1,000    1,011,753
Progress Energy, Inc.
    4.400%, 01/15/21                                         1,500    1,593,566
Prudential Financial, Inc.
    6.000%, 12/01/17                                           250      253,552
Republic Services, Inc.
    3.800%, 05/15/18                                           233      237,037
Reynolds American, Inc.
    2.300%, 08/21/17                                         2,000    2,000,668
Roper Technologies, Inc.
    2.800%, 12/15/21                                         1,000    1,011,051
SCANA Corp.
    4.750%, 05/15/21                                         1,620    1,705,251
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                         6,000    6,064,890

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)      VALUE+
                                                       ------- --------------
UNITED STATES -- (Continued)
Southern Co. (The)
    2.750%, 06/15/20                                     5,000 $    5,076,355
Southwest Airlines Co.
    2.750%, 11/06/19                                     5,000      5,081,495
State Street Corp.
    2.550%, 08/18/20                                     2,000      2,040,684
Stryker Corp.
    2.625%, 03/15/21                                     2,400      2,447,040
SunTrust Banks, Inc.
    2.900%, 03/03/21                                     1,070      1,089,965
Tech Data Corp.
    3.750%, 09/21/17                                     2,500      2,505,455
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                     6,599      6,652,775
Time Warner, Inc.
    4.875%, 03/15/20                                     2,635      2,826,775
    4.000%, 01/15/22                                     3,470      3,674,622
Tyson Foods, Inc.
    2.650%, 08/15/19                                     5,000      5,073,225
Union Pacific Corp.
    1.800%, 02/01/20                                     2,498      2,497,638
    4.000%, 02/01/21                                     1,470      1,563,721
UnitedHealth Group, Inc.
    2.300%, 12/15/19                                     2,710      2,741,352
    2.700%, 07/15/20                                     1,930      1,976,727
Verizon Communications, Inc.
    4.600%, 04/01/21                                     1,197      1,287,147
Viacom, Inc.
    4.500%, 03/01/21                                     6,000      6,362,928
Wal-Mart Stores, Inc.
    3.625%, 07/08/20                                     1,500      1,583,220
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19                                     5,000      5,090,115
Wells Fargo & Co.
    2.125%, 04/22/19                                     1,000      1,006,874
    2.150%, 01/30/20                                     3,250      3,267,128
Wisconsin Electric Power Co.
    1.700%, 06/15/18                                       535        535,207
Wyndham Worldwide Corp.
    2.500%, 03/01/18                                     5,405      5,427,425
Xerox Corp.
##  4.070%, 03/17/22                                     2,900      2,982,322
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20                                     2,210      2,236,772
                                                               --------------
TOTAL UNITED STATES                                               480,174,639
                                                               --------------
TOTAL BONDS                                                       988,903,004
                                                               --------------
U.S. TREASURY OBLIGATIONS -- (9.3%)
U.S. Treasury Notes
    2.000%, 11/15/21                                   100,000    101,085,900
                                                               --------------
TOTAL INVESTMENT SECURITIES                                     1,089,988,904
                                                               --------------

                                                         SHARES     VALUE+
                                                         ------ --------------
SECURITIES LENDING COLLATERAL -- (0.1%)
(S)@  DFA Short Term Investment Fund                     73,071 $      845,579
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,083,496,802)^^                                         $1,090,834,483
                                                                ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia                        --    $   45,824,769   --    $   45,824,769
   Belgium                          --         4,337,744   --         4,337,744
   Canada                           --        92,252,750   --        92,252,750
   Denmark                          --         5,086,520   --         5,086,520
   France                           --        40,171,551   --        40,171,551
   Germany                          --        49,188,932   --        49,188,932
   Ireland                          --         2,036,400   --         2,036,400
   Japan                            --        53,221,481   --        53,221,481
   Netherlands                      --        61,012,809   --        61,012,809
   Norway                           --         2,201,353   --         2,201,353
   Singapore                        --         7,450,393   --         7,450,393
   Spain                            --         6,566,242   --         6,566,242
   Supranational Organization
     Obligations                    --        32,974,672   --        32,974,672
   Sweden                           --        71,721,786   --        71,721,786
   Switzerland                      --           672,865   --           672,865
   United Kingdom                   --        34,008,098   --        34,008,098
   United States                    --       480,174,639   --       480,174,639
U.S. Treasury Obligations           --       101,085,900   --       101,085,900
Securities Lending Collateral       --           845,579   --           845,579
Forward Currency Contracts**        --           432,225   --           432,225
                                    --    --------------   --    --------------
TOTAL                               --    $1,091,266,708   --    $1,091,266,708
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
AGENCY OBLIGATIONS -- (19.9%)
Federal Home Loan Bank
    1.750%, 12/14/18                                  $   44,850 $   45,091,652
    1.500%, 03/08/19                                       7,430      7,451,109
    5.375%, 05/15/19                                      27,860     29,810,144
    2.000%, 09/13/19                                      54,640     55,298,084
    2.375%, 12/13/19                                      25,000     25,524,600
    4.125%, 03/13/20                                      22,950     24,472,136
    1.375%, 02/18/21                                      20,000     19,823,300
    1.750%, 03/12/21                                      10,000     10,025,430
    2.375%, 03/12/21                                      16,000     16,360,624
    1.875%, 06/11/21                                      20,000     20,098,980
    1.125%, 07/14/21                                      20,000     19,551,020
    2.375%, 09/10/21                                       3,000      3,067,197
    1.875%, 11/29/21                                      24,000     24,102,288
    2.625%, 12/10/21                                      10,000     10,331,620
    2.250%, 03/11/22                                      56,725     57,719,900
    2.125%, 06/10/22                                      18,150     18,343,878
Tennessee Valley Authority
    1.750%, 10/15/18                                      24,380     24,512,651
    3.875%, 02/15/21                                      22,000     23,627,516
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                            435,212,129
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (79.8%)
U.S. Treasury Notes
    1.625%, 04/30/19                                      55,300     55,572,187
    3.125%, 05/15/19                                     262,388    270,679,676
    1.750%, 09/30/19                                     279,690    281,907,942
    3.625%, 02/15/20                                     142,000    149,760,016
    1.875%, 06/30/20                                     102,000    103,115,676
    2.000%, 09/30/20                                     127,000    128,736,344
    1.750%, 10/31/20                                      60,000     60,342,180
    1.625%, 11/30/20                                     181,000    181,190,955
    3.625%, 02/15/21                                     112,000    119,721,840
    1.250%, 03/31/21                                     141,000    138,989,622
    1.375%, 04/30/21                                      77,500     76,682,607
    3.125%, 05/15/21                                      20,000     21,071,100
    1.125%, 06/30/21                                      64,000     62,620,032
    1.125%, 07/31/21                                      90,000     87,967,980
    1.125%, 08/31/21                                      11,000     10,740,895
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                   1,749,099,052
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,184,311,181
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government Money
      Market Fund, 0.940%                              6,483,429      6,483,429
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,197,002,510)^^            $2,190,794,610
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations                     -- $  435,212,129   --    $  435,212,129
U.S. Treasury Obligations              --  1,749,099,052   --     1,749,099,052
Temporary Cash Investments     $6,483,429             --   --         6,483,429
                               ---------- --------------   --    --------------
TOTAL                          $6,483,429 $2,184,311,181   --    $2,190,794,610
                               ========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                        ------- --------------
BONDS -- (98.8%)

AUSTRALIA -- (8.4%)
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20                                     18,300 $   18,628,833
    2.300%, 06/01/21                                     17,866     17,876,827
    2.550%, 11/23/21                                     61,184     61,512,007
    2.625%, 05/19/22                                      5,000      5,020,480
Commonwealth Bank of Australia
    2.300%, 03/12/20                                     75,637     76,181,662
    2.400%, 11/02/20                                     23,935     24,141,487
    2.550%, 03/15/21                                     15,750     15,868,282
##  2.000%, 09/06/21                                     23,552     23,210,543
##  2.750%, 03/10/22                                    102,078    103,417,876
National Australia Bank, Ltd.
    2.625%, 07/23/20                                     57,207     57,978,837
    2.625%, 01/14/21                                     22,900     23,198,868
    1.875%, 07/12/21                                     31,520     30,975,587
#   2.800%, 01/10/22                                    180,432    183,235,913
    0.875%, 01/20/22                               EUR    1,000      1,215,965
    2.500%, 05/22/22                                    102,615    102,470,313
Westpac Banking Corp.
    2.300%, 05/26/20                                     86,059     86,684,219
    2.600%, 11/23/20                                     74,195     75,254,950
    2.100%, 05/13/21                                     10,020      9,953,086
    2.000%, 08/19/21                                     33,840     33,441,331
    2.800%, 01/11/22                                    184,509    187,837,358
    2.500%, 06/28/22                                      7,244      7,248,477
                                                                --------------
TOTAL AUSTRALIA                                                  1,145,352,901
                                                                --------------
AUSTRIA -- (1.5%)
Oesterreichische Kontrollbank AG
    1.500%, 10/21/20                                     93,386     92,516,577
    1.875%, 01/20/21                                    109,420    109,501,080
    2.375%, 10/01/21                                     10,400     10,587,460
                                                                --------------
TOTAL AUSTRIA                                                      212,605,117
                                                                --------------
CANADA -- (19.9%)
Alberta, Province of Canada
##  1.750%, 08/26/20                                    144,100    143,481,955
    1.750%, 08/26/20                                      3,800      3,784,006
    1.350%, 09/01/21                               CAD  105,500     82,410,584
Bank of Montreal
    1.900%, 08/27/21                                    135,774    134,627,796
Bank of Nova Scotia (The)
    2.350%, 10/21/20                                     87,912     88,612,922
    4.375%, 01/13/21                                      6,321      6,761,030
    2.450%, 03/22/21                                    100,422    101,308,726
    2.700%, 03/07/22                                    188,023    190,101,218
Canada Housing Trust No. 1
##  1.750%, 06/15/22                               CAD   75,000     59,410,467

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                        ------- --------------
CANADA -- (Continued)
CPPIB Capital, Inc.
##  2.250%, 01/25/22                                 $  118,442 $  119,432,175
    2.250%, 01/25/22                                     58,150     58,636,134
Export Development Canada
    1.375%, 10/21/21                                     47,910     46,864,987
Province of British Columbia Canada
    2.650%, 09/22/21                                     29,292     30,105,908
    3.250%, 12/18/21                               CAD   40,000     33,756,246
Province of Manitoba Canada
    2.050%, 11/30/20                                    156,000    156,715,104
    1.550%, 09/05/21                               CAD   13,000     10,236,816
    2.125%, 05/04/22                                     61,500     61,298,649
Province of Ontario Canada
    2.500%, 09/10/21                                     81,798     83,135,397
#   2.400%, 02/08/22                                    187,269    189,237,197
    1.350%, 03/08/22                               CAD   10,000      7,763,064
    3.150%, 06/02/22                               CAD  115,750     97,179,866
Province of Quebec Canada
    3.500%, 07/29/20                                     32,326     33,862,325
    2.750%, 08/25/21                                      5,000      5,134,805
    4.250%, 12/01/21                               CAD   38,000     33,275,412
    2.375%, 01/31/22                                    202,636    204,731,459
Royal Bank of Canada
    2.150%, 03/06/20                                     10,202     10,249,296
    2.350%, 10/30/20                                    124,725    125,913,006
    2.500%, 01/19/21                                    151,039    152,917,170
    2.030%, 03/15/21                               CAD   16,000     12,756,623
    2.750%, 02/01/22                                     81,394     82,986,962
    1.968%, 03/02/22                               CAD    7,000      5,517,915
Toronto-Dominion Bank (The)
    2.500%, 12/14/20                                    119,536    121,384,863
    2.125%, 04/07/21                                    125,246    125,499,999
#   1.800%, 07/13/21                                     45,138     44,648,569
    1.994%, 03/23/22                               CAD   46,667     36,837,266
Total Capital Canada, Ltd.
    1.125%, 03/18/22                               EUR    1,000      1,227,915
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                               CAD   20,000     15,754,241
                                                                --------------
TOTAL CANADA                                                     2,717,558,073
                                                                --------------
DENMARK -- (1.1%)
Nordea Bank AB
##  2.500%, 09/17/20                                     71,425     72,226,174
##  2.250%, 05/27/21                                     74,541     74,315,886
                                                                --------------
TOTAL DENMARK                                                      146,542,060
                                                                --------------
FINLAND -- (0.2%)
Municipality Finance P.L.C.
    1.375%, 09/21/21                                     13,800     13,445,202

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
FINLAND -- (Continued)
OP Corporate Bank P.L.C.
    0.750%, 03/03/22                                 EUR    7,750 $  9,352,649
                                                                  ------------
TOTAL FINLAND                                                       22,797,851
                                                                  ------------
FRANCE -- (6.1%)
Agence Francaise de Developpement
    1.625%, 01/21/20                                      106,464  105,761,338
    0.125%, 04/30/22                                 EUR   20,800   24,575,723
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21                                       97,635   97,849,895
    1.875%, 02/12/22                                       78,500   77,736,195
Dexia Credit Local SA
#   1.875%, 01/29/20                                       51,000   50,772,795
    1.875%, 09/15/21                                       35,742   35,035,667
French Republic Government Bond OAT
    3.000%, 04/25/22                                 EUR   35,500   48,255,528
    --%,05/25/22                                     EUR  183,000  217,471,686
Sanofi
    4.000%, 03/29/21                                       12,438   13,251,569
Total Capital International SA
    2.750%, 06/19/21                                       14,807   15,127,912
    2.875%, 02/17/22                                       30,115   30,869,471
Total Capital SA
    4.450%, 06/24/20                                      106,264  113,993,643
                                                                  ------------
TOTAL FRANCE                                                       830,701,422
                                                                  ------------
GERMANY -- (3.1%)
FMS Wertmanagement AoeR
    1.375%, 06/08/21                                       20,000   19,640,000
Kreditanstalt fuer Wiederaufbau
    2.625%, 01/25/22                                      120,800  124,306,582
Kreditanstalt fuer Wiederaufbau
    1.625%, 03/15/21                                       25,000   24,848,350
    2.125%, 03/07/22                                      174,500  175,707,191
    --%,04/28/22                                     EUR   32,000   37,995,258
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                       38,231   37,402,955
                                                                  ------------
TOTAL GERMANY                                                      419,900,336
                                                                  ------------
IRELAND -- (2.7%)
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21                                 EUR    2,462    3,418,469
    0.800%, 01/21/22                                 EUR    7,300    8,812,858

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                        ------- --------------
IRELAND -- (Continued)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                    356,378 $  360,174,851
                                                                --------------
TOTAL IRELAND                                                      372,406,178
                                                                --------------
LUXEMBOURG -- (0.1%)
Nestle Finance International, Ltd.
    2.125%, 09/10/21                               EUR    8,723     11,196,415
    0.750%, 11/08/21                               EUR    5,762      7,019,892
                                                                --------------
TOTAL LUXEMBOURG                                                    18,216,307
                                                                --------------
NETHERLANDS -- (8.0%)
Bank Nederlandse Gemeenten NV
    4.375%, 02/16/21                                     15,000     16,234,470
    1.625%, 04/19/21                                    244,600    241,844,826
##  2.375%, 02/01/22                                     94,000     95,298,140
    2.375%, 02/01/22                                     25,000     25,345,250
Cooperatieve Rabobank UA
    4.500%, 01/11/21                                     20,691     22,297,429
    2.500%, 01/19/21                                     82,839     83,787,838
    2.750%, 01/10/22                                    138,200    140,866,154
    4.000%, 01/11/22                               EUR   10,789     14,870,147
    3.875%, 02/08/22                                     15,318     16,321,268
    4.750%, 06/06/22                               EUR   22,898     32,866,610
Nederlandse Waterschapsbank NV
    1.875%, 04/14/22                                     44,000     43,579,360
Shell International Finance BV
    2.125%, 05/11/20                                    102,590    103,411,746
    2.250%, 11/10/20                                    127,490    128,804,549
    1.875%, 05/10/21                                     73,990     73,472,958
    1.750%, 09/12/21                                     51,407     50,782,096
    1.250%, 03/15/22                               EUR    5,500      6,817,344
                                                                --------------
TOTAL NETHERLANDS                                                1,096,600,185
                                                                --------------
NEW ZEALAND -- (0.2%)
ANZ New Zealand Int'l, Ltd.
    0.400%, 03/01/22                               EUR    3,000      3,551,401
ASB Finance, Ltd.
    0.500%, 06/10/22                               EUR   16,875     19,997,727
                                                                --------------
TOTAL NEW ZEALAND                                                   23,549,128
                                                                --------------
NORWAY -- (1.7%)
Kommunalbanken A.S.
    1.625%, 02/10/21                                     47,932     47,523,619
    1.500%, 08/31/21                                     28,980     28,467,083
##  2.250%, 01/25/22                                     39,250     39,604,428
    2.250%, 01/25/22                                     90,000     90,815,850
Statoil ASA
    2.900%, 11/08/20                                     18,590     19,073,582

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        --------- ------------
NORWAY -- (Continued)
    3.150%, 01/23/22                                        2,600 $  2,678,975
                                                                  ------------
TOTAL NORWAY                                                       228,163,537
                                                                  ------------
SINGAPORE -- (1.1%)
Singapore Government Bond
    2.250%, 06/01/21                               SGD     57,500   43,563,628
    1.250%, 10/01/21                               SGD     69,000   50,448,437
    1.750%, 04/01/22                               SGD     70,000   52,152,751
                                                                  ------------
TOTAL SINGAPORE                                                    146,164,816
                                                                  ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.9%)
African Development Bank
    1.250%, 07/26/21                                       15,000   14,638,215
Asian Development Bank
    1.625%, 03/16/21                                       64,333   63,920,561
Council Of Europe Development Bank
    1.625%, 03/16/21                                       53,156   52,708,161
European Investment Bank
    1.625%, 12/15/20                                       32,940   32,780,900
    1.625%, 12/15/20                                       10,000    9,952,580
    4.000%, 02/16/21                                       10,000   10,736,510
    2.000%, 03/15/21                                      105,000  105,578,340
    1.625%, 06/15/21                                       39,400   39,068,606
    1.375%, 09/15/21                                      106,000  103,642,560
Inter-American Development Bank
    2.125%, 11/09/20                                       62,054   62,643,947
International Bank for Reconstruction & Development
#   2.125%, 11/01/20                                       15,000   15,158,340
#   1.625%, 03/09/21                                       50,000   49,636,000
    1.625%, 03/09/21                                        5,000    4,963,745
    1.375%, 05/24/21                                       70,000   68,711,790
    1.375%, 05/24/21                                        3,506    3,441,581
#   2.250%, 06/24/21                                       10,000   10,132,760
#   2.000%, 01/26/22                                       87,875   88,091,085
Nordic Investment Bank
    2.125%, 02/01/22                                       64,000   64,491,520
                                                                  ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                       800,297,201
                                                                  ------------
SWEDEN -- (7.7%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21                               SEK    270,000   34,402,444
    0.250%, 06/01/22                               SEK  1,270,000  154,499,783
Nordea Bank AB
##  4.875%, 01/14/21                                        1,600    1,733,200
    2.000%, 02/17/21                               EUR      8,500   10,736,951
    3.250%, 07/05/22                               EUR      5,000    6,772,481
Skandinaviska Enskilda Banken AB
    0.750%, 08/24/21                               EUR      1,300    1,574,359

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
SWEDEN -- (Continued)
    0.300%, 02/17/22                              EUR     11,708 $   13,912,603
Svensk Exportkredit AB
    1.750%, 08/28/20                                     148,920    148,753,209
    1.750%, 03/10/21                                      78,204     77,832,453
    2.375%, 03/09/22                                      58,582     59,478,539
Svenska Handelsbanken AB
##  5.125%, 03/30/20                                      40,668     43,824,040
    2.400%, 10/01/20                                      24,900     25,211,125
    2.450%, 03/30/21                                      18,524     18,652,575
    1.875%, 09/07/21                                      49,502     48,805,408
    0.250%, 02/28/22                              EUR      4,481      5,296,854
Sweden Government Bond
    3.500%, 06/01/22                              SEK  2,800,000    404,788,625
                                                                 --------------
TOTAL SWEDEN                                                      1,056,274,649
                                                                 --------------
UNITED STATES -- (31.1%)
3M Co.
    2.000%, 08/07/20                                       7,306      7,365,836
    0.375%, 02/15/22                              EUR      5,900      7,008,400
Alphabet, Inc.
    3.625%, 05/19/21                                       6,075      6,465,507
Apple, Inc.
    2.250%, 02/23/21                                     167,671    169,148,684
    2.850%, 05/06/21                                      72,415     74,617,864
    1.550%, 08/04/21                                       1,125      1,104,524
    2.500%, 02/09/22                                      98,478     99,849,799
    2.300%, 05/11/22                                       4,000      4,013,240
Automatic Data Processing, Inc.
    2.250%, 09/15/20                                      22,781     23,111,712
Berkshire Hathaway Finance Corp.
#   4.250%, 01/15/21                                      29,253     31,552,783
Berkshire Hathaway, Inc.
    2.200%, 03/15/21                                     186,843    188,689,196
    3.400%, 01/31/22                                      39,959     42,168,173
Chevron Corp.
    1.961%, 03/03/20                                      94,132     94,556,912
    2.419%, 11/17/20                                      79,034     80,148,300
    2.100%, 05/16/21                                      73,077     73,202,839
    2.411%, 03/03/22                                       4,500      4,545,009
    2.498%, 03/03/22                                      57,747     58,467,163
Cisco Systems, Inc.
    2.450%, 06/15/20                                     220,492    224,794,019
    2.200%, 02/28/21                                      71,258     71,840,392
    1.850%, 09/20/21                                      98,393     97,760,825
Coca-Cola Co. (The)
    1.875%, 10/27/20                                     251,988    252,677,187
    1.550%, 09/01/21                                      46,814     46,107,436
    3.300%, 09/01/21                                      47,425     49,832,435
#   2.200%, 05/25/22                                      29,592     29,716,701
Colgate-Palmolive Co.
    2.300%, 05/03/22                                      29,897     30,153,217

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT^
                                                      (000)        VALUE+
                                                    ---------- ---------------
UNITED STATES -- (Continued)
Exxon Mobil Corp.
      1.912%, 03/06/20                                  59,339 $    59,596,116
      2.222%, 03/01/21                                 195,096     196,955,655
      2.397%, 03/06/22                                   8,324       8,395,178
General Electric Co.
      0.375%, 05/17/22                         EUR      27,800      32,919,985
International Business Machines Corp.
      1.625%, 05/15/20                                  19,872      19,786,491
#     2.250%, 02/19/21                                 107,597     108,433,136
      2.500%, 01/27/22                                 176,310     178,717,337
Johnson & Johnson
      1.650%, 03/01/21                                  65,389      64,985,615
      2.250%, 03/03/22                                  60,800      61,545,651
Merck & Co., Inc.
      1.850%, 02/10/20                                  82,134      82,385,166
      1.850%, 02/10/20                                  10,000      10,031,250
      3.875%, 01/15/21                                  18,273      19,390,357
      1.125%, 10/15/21                         EUR       2,750       3,383,283
      2.350%, 02/10/22                                  87,933      89,078,239
Microsoft Corp.
      2.000%, 11/03/20                                 215,817     217,376,494
      1.550%, 08/08/21                                  48,287      47,529,860
      2.400%, 02/06/22                                   8,922       9,037,593
      2.375%, 02/12/22                                  63,194      63,891,978
Nestle Holdings, Inc.
      1.375%, 07/13/21                                  19,430      18,967,741
      2.375%, 01/18/22                                  23,872      24,163,644
Oracle Corp.
      2.800%, 07/08/21                                 129,657     133,533,744
      1.900%, 09/15/21                                 223,621     222,390,637
      2.500%, 05/15/22                                  31,628      32,070,824
Pfizer, Inc.
      1.950%, 06/03/21                                 136,427     136,561,381
      5.750%, 06/03/21                         EUR      12,000      17,266,330
      2.200%, 12/15/21                                  61,477      62,108,676
      0.250%, 03/06/22                         EUR      34,000      40,283,063
Procter & Gamble Co. (The)
      1.850%, 02/02/21                                  47,391      47,354,462
      1.700%, 11/03/21                                  58,050      57,560,929
      2.000%, 11/05/21                         EUR       2,100       2,678,070
      2.300%, 02/06/22                                  13,000      13,177,957
Roche Holdings, Inc.
      6.500%, 03/04/21                         EUR      13,540      19,776,526
Toyota Motor Credit Corp.
      2.150%, 03/12/20                                  51,896      52,303,384
      4.250%, 01/11/21                                  12,296      13,169,926
      1.900%, 04/08/21                                 160,976     160,090,954
      2.750%, 05/17/21                                  37,695      38,575,706
      2.600%, 01/11/22                                  87,574      89,405,172
      3.300%, 01/12/22                                  11,825      12,344,177

                                                      FACE
                                                     AMOUNT^
                                                      (000)        VALUE+
                                                    ---------- ---------------
UNITED STATES -- (Continued)
USAA Capital Corp.
##    2.000%, 06/01/21                                   7,000 $     6,918,044
Wal-Mart Stores, Inc.
      4.250%, 04/15/21                                   8,346       9,030,389
                                                               ---------------
TOTAL UNITED STATES                                              4,252,069,273
                                                               ---------------
TOTAL BONDS                                                     13,489,199,034
                                                               ---------------
AGENCY OBLIGATIONS -- (0.3%)
Federal Home Loan Bank
#     1.875%, 11/29/21                                  38,500      38,664,087
                                                               ---------------
TOTAL INVESTMENT SECURITIES                                     13,527,863,121
                                                               ---------------

                                                     SHARES
                                                    ----------
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund                10,799,418     124,970,862
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $13,547,082,942)^^                                       $13,652,833,983
                                                               ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ------------------------------------------------
                             LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
                             ------- ---------------  ------- ---------------
Bonds
   Australia                   --    $ 1,145,352,901    --    $ 1,145,352,901
   Austria                     --        212,605,117    --        212,605,117
   Canada                      --      2,717,558,073    --      2,717,558,073
   Denmark                     --        146,542,060    --        146,542,060
   Finland                     --         22,797,851    --         22,797,851
   France                      --        830,701,422    --        830,701,422
   Germany                     --        419,900,336    --        419,900,336
   Ireland                     --        372,406,178    --        372,406,178
   Luxembourg                  --         18,216,307    --         18,216,307
   Netherlands                 --      1,096,600,185    --      1,096,600,185
   New Zealand                 --         23,549,128    --         23,549,128
   Norway                      --        228,163,537    --        228,163,537
   Singapore                   --        146,164,816    --        146,164,816
   Supranational
     Organization
     Obligations               --        800,297,201    --        800,297,201
   Sweden                      --      1,056,274,649    --      1,056,274,649
   United States               --      4,252,069,273    --      4,252,069,273
Agency Obligations             --         38,664,087    --         38,664,087
Securities Lending
  Collateral                   --        124,970,862    --        124,970,862
Forward Currency Contracts**   --        (47,759,756)   --        (47,759,756)
                               --    ---------------    --    ---------------
TOTAL                          --    $13,605,074,227    --    $13,605,074,227
                               ==    ===============    ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
BONDS -- (96.6%)
AUSTRIA -- (4.0%)
Austria Government Bond
##   4.850%, 03/15/26                              EUR   11,950 $ 19,445,492
##   0.750%, 10/20/26                              EUR   13,000   15,572,539
                                                                ------------
TOTAL AUSTRIA                                                     35,018,031
                                                                ------------

BELGIUM -- (4.0%)
Belgium Government Bond
     5.500%, 03/28/28                              EUR    4,700    8,252,387
##   1.000%, 06/22/31                              EUR   23,300   26,893,537
                                                                ------------
TOTAL BELGIUM                                                     35,145,924
                                                                ------------
CANADA -- (11.4%)
Alberta, Province of Canada
     2.900%, 09/20/29                              CAD   10,300    8,147,141
     3.500%, 06/01/31                              CAD    5,000    4,184,881
British Columbia, Province of Canada
     5.700%, 06/18/29                              CAD   21,958   22,565,445
Manitoba, Province of Canada
     3.250%, 09/05/29                              CAD   32,700   26,740,430
Ontario, Province of Canada
     1.875%, 05/21/24                              EUR    6,800    8,744,238
     6.500%, 03/08/29                              CAD    9,600   10,390,330
Quebec, Province of Canada
     0.875%, 05/04/27                              EUR    5,000    5,838,320
Saskatchewan, Province of Canada
     6.400%, 09/05/31                              CAD   13,000   14,370,852
                                                                ------------
TOTAL CANADA                                                     100,981,637
                                                                ------------
DENMARK -- (4.1%)
Denmark Government Bond
     1.750%, 11/15/25                              DKK   39,380    6,974,659
     1.750%, 11/15/25                              DKK   20,000    3,542,234
     0.500%, 11/15/27                              DKK  162,000   25,369,062
                                                                ------------
TOTAL DENMARK                                                     35,885,955
                                                                ------------
FINLAND -- (3.9%)
Finland Government Bond
##   2.750%, 07/04/28                              EUR   24,450   34,959,971
                                                                ------------
FRANCE -- (25.0%)
Agence Francaise de Developpement
     1.375%, 09/17/24                              EUR    1,000    1,250,725
     0.875%, 05/25/31                              EUR    4,000    4,426,466
Caisse d'Amortissement de la Dette Sociale
     1.375%, 11/25/24                              EUR   19,710   24,912,517
France Government Bond OAT
     1.000%, 11/25/25                              EUR    3,000    3,681,439

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        --------- ------------
FRANCE -- (Continued)
     3.500%, 04/25/26                              EUR     14,800 $ 21,858,329
     2.750%, 10/25/27                              EUR     58,700   82,492,993
French Republic Government Bond OAT
     3.500%, 04/25/26                              EUR     15,997   23,626,195
SNCF Mobilites Group
     5.375%, 03/18/27                              GBP      8,031   13,739,302
SNCF Reseau
     3.125%, 10/25/28                              EUR      6,600    9,459,237
     5.250%, 12/07/28                              GBP     13,923   24,357,222
Unedic Asseo
     1.500%, 04/20/32                              EUR      9,000   10,903,150
                                                                  ------------
TOTAL FRANCE                                                       220,707,575
                                                                  ------------
GERMANY -- (6.2%)
Bundesrepublik Deutschland
     4.750%, 07/04/28                              EUR      2,150    3,669,098
Deutsche Bahn Finance BV
     3.125%, 07/24/26                              GBP     15,550   22,907,075
Kreditanstalt fuer Wiederaufbau
     2.050%, 02/16/26                              JPY  2,499,000   26,809,423
     2.050%, 02/16/26                              JPY    136,000    1,459,016
                                                                  ------------
TOTAL GERMANY                                                       54,844,612
                                                                  ------------
NETHERLANDS -- (4.8%)
Bank Nederlandse Gemeenten NV
     1.125%, 09/04/24                              EUR      6,976    8,684,083
Nederlandse Waterschapsbank NV
     3.000%, 11/16/23                              EUR      2,700    3,731,644
     0.500%, 04/29/30                              EUR      2,500    2,702,895
Netherlands Government Bond
     5.500%, 01/15/28                              EUR     15,250   26,953,750
                                                                  ------------
TOTAL NETHERLANDS                                                   42,072,372
                                                                  ------------
NORWAY -- (0.6%)
Norway Government Bond
##   1.500%, 02/19/26                              NOK     44,000    5,562,102
                                                                  ------------
SINGAPORE -- (4.0%)
Singapore Government Bond
     2.750%, 07/01/23                              SGD      7,500    5,833,303
     3.500%, 03/01/27                              SGD     35,300   29,199,376
                                                                  ------------
TOTAL SINGAPORE                                                     35,032,679
                                                                  ------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (12.9%)
Asian Development Bank
     2.350%, 06/21/27                              JPY  2,660,000   29,708,107
European Financial Stability Facility
     1.750%, 06/27/24                              EUR     26,025   33,668,966
European Investment Bank
     1.250%, 05/12/25                              SEK     50,000    6,250,217

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                       --------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    1.250%, 05/12/25                              SEK     25,000 $  3,125,108
    1.900%, 01/26/26                              JPY  1,721,000   18,309,617
    2.150%, 01/18/27                              JPY    145,000    1,590,496
    6.000%, 12/07/28                              GBP      1,300    2,481,907
European Union
    3.000%, 09/04/26                              EUR      9,925   14,293,677
    2.875%, 04/04/28                              EUR      3,460    4,999,106
                                                                 ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                      114,427,201
                                                                 ------------
SWEDEN -- (3.9%)
Sweden Government Bond
    1.000%, 11/12/26                              SEK     10,000    1,268,215
    0.750%, 05/12/28                              SEK    276,600   33,483,372
                                                                 ------------
TOTAL SWEDEN                                                       34,751,587
                                                                 ------------
UNITED KINGDOM -- (11.8%)
United Kingdom Gilt
    4.250%, 12/07/27                              GBP      2,875    4,904,312
    4.750%, 12/07/30                              GBP     54,300   99,950,487
                                                                 ------------
TOTAL UNITED KINGDOM                                              104,854,799
                                                                 ------------
TOTAL BONDS                                                       854,244,445
                                                                 ------------
AGENCY OBLIGATIONS -- (0.2%)
Federal National Mortgage Association
    7.250%, 05/15/30                                       1,300    1,936,429
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (3.2%)
U.S. Treasury Bonds
    5.375%, 02/15/31                                      20,950   28,104,907
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $846,893,171)^^                                            $884,285,781
                                                                 ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Austria                            --    $ 35,018,031    --    $ 35,018,031
   Belgium                            --      35,145,924    --      35,145,924
   Canada                             --     100,981,637    --     100,981,637
   Denmark                            --      35,885,955    --      35,885,955
   Finland                            --      34,959,971    --      34,959,971
   France                             --     220,707,575    --     220,707,575
   Germany                            --      54,844,612    --      54,844,612
   Netherlands                        --      42,072,372    --      42,072,372
   Norway                             --       5,562,102    --       5,562,102
   Singapore                          --      35,032,679    --      35,032,679
   Supranational Organization
     Obligations                      --     114,427,201    --     114,427,201
   Sweden                             --      34,751,587    --      34,751,587
   United Kingdom                     --     104,854,799    --     104,854,799
Agency Obligations                    --       1,936,429    --       1,936,429
U.S. Treasury Obligations             --      28,104,907    --      28,104,907
Forward Currency Contracts**          --     (29,979,141)   --     (29,979,141)
                                      --    ------------    --    ------------
TOTAL                                 --    $854,306,640    --    $854,306,640
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
AGENCY OBLIGATIONS -- (33.2%)
Federal Farm Credit Bank
    5.350%, 08/07/20                                         4,693 $  5,207,043
    3.650%, 12/21/20                                        30,822   32,745,724
    5.250%, 03/02/21                                         4,273    4,773,731
    5.220%, 02/22/22                                         3,503    4,000,058
    5.210%, 12/19/22                                        14,851   17,068,893
    5.250%, 03/06/23                                         4,203    4,870,176
    5.220%, 05/15/23                                        33,694   39,269,750
    3.500%, 12/20/23                                         6,000    6,469,794
Federal Home Loan Bank
    1.875%, 03/13/20                                        71,165   71,848,326
    4.125%, 03/13/20                                        81,395   86,793,442
    3.000%, 03/18/20                                         7,665    7,954,837
    3.375%, 06/12/20                                        14,965   15,722,424
    2.875%, 09/11/20                                        10,295   10,679,796
    4.625%, 09/11/20                                        17,970   19,595,386
    3.125%, 12/11/20                                         4,205    4,403,358
    5.250%, 12/11/20                                         5,290    5,907,174
    1.750%, 03/12/21                                        28,330   28,402,043
    5.000%, 03/12/21                                         3,645    4,047,831
    2.250%, 06/11/21                                        49,035   49,971,961
    3.625%, 06/11/21                                         7,030    7,516,469
    5.625%, 06/11/21                                        25,905   29,652,288
    2.375%, 09/10/21                                        27,565   28,182,428
    3.000%, 09/10/21                                        21,875   22,888,469
    2.625%, 12/10/21                                        75,370   77,869,420
    5.000%, 12/10/21                                        31,875   36,109,402
    2.250%, 03/11/22                                         7,005    7,127,861
    2.500%, 03/11/22                                         7,705    7,908,882
    5.250%, 06/10/22                                         5,780    6,646,821
    5.750%, 06/10/22                                        13,660   15,955,768
    2.000%, 09/09/22                                        11,365   11,364,727
    5.375%, 09/30/22                                        44,400   51,779,058
    5.250%, 12/09/22                                        10,510   12,240,650
    2.125%, 03/10/23                                        10,000   10,068,920
    4.750%, 03/10/23                                        34,465   39,356,824
    3.250%, 06/09/23                                        24,520   26,135,623
    2.500%, 12/08/23                                        10,000   10,193,010
    3.250%, 03/08/24                                        20,000   21,359,260
    2.875%, 06/14/24                                        41,000   42,537,295
    5.375%, 08/15/24                                        29,950   35,964,709
    5.365%, 09/09/24                                         1,400    1,682,520
    2.875%, 09/13/24                                         8,000    8,288,520
    2.750%, 12/13/24                                        20,000   20,581,740
    4.375%, 03/13/26                                        14,080   16,008,692
    5.750%, 06/12/26                                         8,080   10,082,184
Tennessee Valley Authority
    3.875%, 02/15/21                                        74,241   79,733,201
    1.875%, 08/15/22                                        89,450   89,201,687
    2.875%, 09/15/24                                       117,875  122,623,123
    6.750%, 11/01/25                                        47,282   61,887,032

                                                          FACE
                                                         AMOUNT
                                                         (000)        VALUE+
                                                       ---------- --------------
     2.875%, 02/01/27                                      90,000 $   92,532,960
     7.125%, 05/01/30                                      15,000     21,847,935
                                                                  --------------
TOTAL AGENCY OBLIGATIONS                                           1,445,059,225
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (66.5%)
U.S. Treasury Bonds
     8.125%, 05/15/21                                      44,583     55,129,520
     8.125%, 08/15/21                                      90,711    113,356,570
     7.250%, 08/15/22                                      65,541     82,514,693
     6.250%, 08/15/23                                     100,259    124,732,547
     7.500%, 11/15/24                                      92,352    126,244,992
     6.875%, 08/15/25                                      75,630    102,096,875
     6.000%, 02/15/26                                      88,833    115,204,778
     6.750%, 08/15/26                                      98,183    134,625,506
     6.625%, 02/15/27                                      98,828    135,860,833
     5.250%, 11/15/28                                      95,132    122,426,831
     5.250%, 02/15/29                                      98,750    127,453,457
     6.125%, 08/15/29                                     102,528    142,706,160
     6.250%, 05/15/30                                     107,289    152,707,149
     5.375%, 02/15/31                                     100,000    134,152,300
U.S. Treasury Notes
     3.125%, 05/15/21                                     106,635    112,345,627
     2.000%, 10/31/21                                      64,843     65,501,343
     1.500%, 02/28/23                                      94,000     91,840,914
     1.500%, 03/31/23                                      89,000     86,875,837
     1.250%, 07/31/23                                      62,000     59,394,078
     1.625%, 10/31/23                                      74,000     72,308,952
     2.750%, 11/15/23                                      87,000     90,765,447
     2.750%, 02/15/24                                     105,538    110,031,805
     2.500%, 05/15/24                                      31,000     31,824,662
     2.250%, 11/15/24                                      85,500     86,164,592
     2.000%, 02/15/25                                      80,000     79,109,360
     2.125%, 05/15/25                                      80,000     79,706,240
     2.000%, 08/15/25                                     144,000    141,913,152
     1.625%, 02/15/26                                      44,000     41,922,012
     1.625%, 05/15/26                                      46,000     43,716,192
     1.500%, 08/15/26                                      41,000     38,464,724
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                    2,901,097,148
                                                                  --------------
TOTAL INVESTMENT SECURITIES                                        4,346,156,373
                                                                  --------------

                                                         SHARES
                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional U.S. Government
       Money Market Fund, 0.940%                       14,149,725     14,149,725
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,343,777,443)^^                                           $4,360,306,098
                                                                  ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -------------------------------------------------
                              LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                            ----------- -------------- ------- --------------
Agency Obligations                   -- $1,445,059,225   --    $1,445,059,225
U.S. Treasury Obligations            --  2,901,097,148   --     2,901,097,148
Temporary Cash Investments  $14,149,725             --   --        14,149,725
                            ----------- --------------   --    --------------
TOTAL                       $14,149,725 $4,346,156,373   --    $4,360,306,098
                            =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------

AGENCY OBLIGATIONS -- (0.3%)
Federal Home Loan Bank
    1.375%, 02/18/21                                        5,000  $ 4,955,825
Federal Home Loan Mortgage Corp.
    1.000%, 09/29/17                                          764      763,841
Tennessee Valley Authority
    1.750%, 10/15/18                                        8,303    8,348,177
                                                                   -----------
TOTAL AGENCY OBLIGATIONS                                            14,067,843
                                                                   -----------
BONDS -- (99.2%)
21st Century Fox America, Inc.
    6.900%, 03/01/19                                        3,075    3,311,151
    5.650%, 08/15/20                                        4,210    4,627,826
    4.500%, 02/15/21                                        7,638    8,196,208
Abbott Laboratories
    5.125%, 04/01/19                                        1,348    1,420,729
    2.000%, 03/15/20                                       13,567   13,572,644
    4.125%, 05/27/20                                        3,000    3,167,979
    2.800%, 09/15/20                                        2,490    2,537,011
AbbVie, Inc.
    2.500%, 05/14/20                                       24,891   25,280,544
Advance Auto Parts, Inc.
    5.750%, 05/01/20                                        2,825    3,064,066
Aetna, Inc.
    2.200%, 03/15/19                                        2,696    2,714,414
Agence Francaise de Developpement
    1.625%, 01/21/20                                       25,000   24,835,000
Agilent Technologies, Inc.
    6.500%, 11/01/17                                        1,754    1,773,234
    5.000%, 07/15/20                                        1,690    1,816,564
Air Products & Chemicals, Inc.
    3.000%, 11/03/21                                        5,000    5,157,165
Airgas, Inc.
    3.050%, 08/01/20                                        6,528    6,701,057
Alberta, Province of Canada
    1.900%, 12/06/19                                       10,000   10,024,130
    1.750%, 08/26/20                                       15,000   14,936,865
    1.350%, 09/01/21                                   CAD 10,000    7,811,430
Allergan Funding SCS
    3.450%, 03/15/22                                        5,900    6,136,472
Alphabet, Inc.
    3.625%, 05/19/21                                        1,000    1,064,281
Altria Group, Inc.
    2.625%, 01/14/20                                        5,000    5,092,505
Amazon.com, Inc.
    2.600%, 12/05/19                                       11,705   11,928,905
Ameren Corp.
    2.700%, 11/15/20                                        1,000    1,015,693
American Express Credit Corp.
    2.600%, 09/14/20                                       13,925   14,171,890

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
American International Group, Inc.
    2.300%, 07/16/19                                        9,017  $ 9,094,095
    3.375%, 08/15/20                                        3,000    3,106,392
    6.400%, 12/15/20                                       11,283   12,776,012
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                        6,957    7,532,365
AmerisourceBergen Corp.
    3.500%, 11/15/21                                        2,000    2,079,942
Amgen, Inc.
    2.200%, 05/22/19                                       10,625   10,716,630
    3.450%, 10/01/20                                        4,990    5,207,928
    4.100%, 06/15/21                                        5,000    5,321,930
Amphenol Corp.
    2.550%, 01/30/19                                          452      456,138
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21                                        5,000    5,084,395
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                        3,933    4,265,087
Anthem, Inc.
    2.250%, 08/15/19                                       10,725   10,803,968
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20                                        3,000    3,056,007
Apache Corp.
    6.900%, 09/15/18                                          200      210,584
    3.250%, 04/15/22                                       19,465   19,860,354
Apple, Inc.
    2.100%, 05/06/19                                       32,000   32,333,824
    2.000%, 05/06/20                                        2,978    2,999,519
    2.250%, 02/23/21                                        4,000    4,035,252
    2.850%, 05/06/21                                       29,000   29,882,180
    1.550%, 08/04/21                                       10,000    9,817,990
    2.500%, 02/09/22                                       12,191   12,360,821
#   2.300%, 05/11/22                                       11,657   11,695,585
Applied Materials, Inc.
    2.625%, 10/01/20                                        5,090    5,201,583
Arizona Public Service Co.
    8.750%, 03/01/19                                        1,788    1,975,651
ASB Finance, Ltd.
    0.500%, 06/10/22                                   EUR  1,000    1,185,051
Asian Development Bank
    1.750%, 09/11/18                                        7,409    7,435,872
    1.875%, 04/12/19                                       17,884   18,000,031
    1.625%, 03/16/21                                        6,000    5,961,534
Associated Banc-Corp
    2.750%, 11/15/19                                          447      451,249
Assurant, Inc.
    2.500%, 03/15/18                                        5,303    5,334,351
AstraZeneca P.L.C.
    2.375%, 11/16/20                                       23,256   23,551,491
AT&T, Inc.
    5.500%, 02/01/18                                        3,645    3,715,203

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
    5.800%, 02/15/19                                        3,751  $ 3,977,080
    4.600%, 02/15/21                                        8,793    9,404,175
    3.800%, 03/15/22                                       11,600   12,138,194
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19                                       40,154   40,541,607
    2.700%, 11/16/20                                        1,000    1,017,969
    2.625%, 05/19/22                                       10,000   10,040,960
Autodesk, Inc.
    3.125%, 06/15/20                                       14,337   14,663,124
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17                                       11,622   11,623,825
    1.375%, 03/19/18                                       20,754   20,749,932
    4.375%, 02/16/21                                       11,000   11,905,278
    1.625%, 04/19/21                                       20,000   19,774,720
##  2.375%, 02/01/22                                       19,000   19,262,390
Bank of America Corp.
    2.650%, 04/01/19                                        4,255    4,307,592
    2.625%, 10/19/20                                        5,000    5,072,300
    5.700%, 01/24/22                                        7,000    7,923,384
Bank of Montreal
    2.375%, 01/25/19                                          273      275,432
    2.100%, 12/12/19                                        5,041    5,066,749
    1.900%, 08/27/21                                       32,954   32,675,802
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19                                        2,309    2,456,363
    2.150%, 02/24/20                                       23,063   23,257,606
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                        1,788    1,797,298
    2.350%, 10/21/20                                        1,315    1,325,485
    2.450%, 03/22/21                                       37,679   38,011,706
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19                                        4,570    4,604,517
Barclays P.L.C.
    2.750%, 11/08/19                                       26,424   26,744,021
Baxalta, Inc.
    2.875%, 06/23/20                                        4,024    4,109,623
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                        5,616    5,674,844
BB&T Corp.
    2.450%, 01/15/20                                       13,289   13,494,581
Beam Suntory, Inc.
    1.750%, 06/15/18                                       16,605   16,583,281
Becton Dickinson and Co.
    3.125%, 11/08/21                                        6,750    6,901,254
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20                                        5,000    5,164,325
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                       24,591   24,832,041
    2.200%, 03/15/21                                        8,295    8,376,963

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Biogen, Inc.
    2.900%, 09/15/20                                       19,046  $19,545,748
BlackRock, Inc.
    5.000%, 12/10/19                                        2,193    2,358,885
    4.250%, 05/24/21                                        2,850    3,070,051
BNP Paribas SA
    2.450%, 03/17/19                                        6,336    6,408,040
Boston Scientific Corp.
    2.850%, 05/15/20                                        9,273    9,411,474
BP Capital Markets P.L.C.
    4.750%, 03/10/19                                          894      936,975
    2.315%, 02/13/20                                       18,559   18,792,843
BPCE SA
    2.500%, 12/10/18                                        1,250    1,261,996
    2.500%, 07/15/19                                        4,024    4,066,900
    2.250%, 01/27/20                                       18,309   18,361,803
Buckeye Partners L.P.
    2.650%, 11/15/18                                          889      894,118
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19                                        2,630    2,794,530
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20                                       17,000   17,091,239
    2.000%, 03/22/21                                       25,435   25,490,982
Canadian Pacific Railway Co.
    7.250%, 05/15/19                                        2,576    2,804,378
Capital One Bank USA NA
    2.300%, 06/05/19                                        4,471    4,486,944
Capital One Financial Corp.
    2.450%, 04/24/19                                       11,883   11,970,994
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                          360      363,334
CBS Corp.
    2.300%, 08/15/19                                       14,110   14,208,657
    5.750%, 04/15/20                                        1,341    1,466,768
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17                                          457      461,888
Chevron Corp.
    1.718%, 06/24/18                                       31,067   31,130,936
    1.961%, 03/03/20                                       19,050   19,135,992
    1.991%, 03/03/20                                        2,500    2,511,738
    2.419%, 11/17/20                                       37,151   37,674,792
    2.100%, 05/16/21                                       25,500   25,543,911
    2.498%, 03/03/22                                       10,030   10,155,084
Chubb INA Holdings, Inc.
    2.300%, 11/03/20                                        8,000    8,090,992
Cisco Systems, Inc.
    2.125%, 03/01/19                                       14,144   14,276,628
    4.450%, 01/15/20                                        4,896    5,223,102
    2.450%, 06/15/20                                        3,395    3,461,240
    2.200%, 02/28/21                                       57,736   58,207,876
    1.850%, 09/20/21                                       20,960   20,825,332

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Citigroup, Inc.
     2.500%, 09/26/18                                       10,282  $10,366,240
     2.550%, 04/08/19                                        1,942    1,962,241
Citizens Bank NA
     2.450%, 12/04/19                                        3,733    3,766,526
CNA Financial Corp.
     7.350%, 11/15/19                                        7,117    7,933,491
     5.875%, 08/15/20                                        1,000    1,105,808
Coca-Cola Co. (The)
     1.150%, 04/01/18                                        3,593    3,588,509
     1.875%, 10/27/20                                       16,673   16,718,601
     3.150%, 11/15/20                                        1,020    1,061,534
     1.550%, 09/01/21                                        2,500    2,462,268
     3.300%, 09/01/21                                       14,000   14,710,682
#    2.200%, 05/25/22                                       20,425   20,511,071
Coca-Cola European Partners US LLC
     3.500%, 09/15/20                                        4,591    4,789,625
Colgate-Palmolive Co.
     1.750%, 03/15/19                                        1,565    1,571,365
Comerica, Inc.
     2.125%, 05/23/19                                        2,057    2,058,405
Commonwealth Bank of Australia
     2.500%, 09/20/18                                        4,634    4,677,824
     2.250%, 03/13/19                                        4,471    4,505,597
     2.300%, 09/06/19                                       38,525   38,898,731
###  2.250%, 03/10/20                                        5,000    5,025,185
     2.300%, 03/12/20                                        4,500    4,532,405
     2.400%, 11/02/20                                       10,000   10,086,270
##   2.000%, 09/06/21                                        5,000    4,927,510
##   2.750%, 03/10/22                                       11,500   11,650,949
ConocoPhillips Co.
     1.050%, 12/15/17                                       13,486   13,464,867
     1.500%, 05/15/18                                        1,288    1,289,238
Constellation Brands, Inc.
     2.700%, 05/09/22                                        4,935    4,967,907
Cooperatieve Rabobank UA
     2.250%, 01/14/19                                       34,077   34,386,590
     2.500%, 01/19/21                                       15,935   16,117,519
     2.750%, 01/10/22                                        5,928    6,042,363
     4.000%, 01/11/22                                   EUR  2,500    3,445,673
     3.875%, 02/08/22                                       17,836   19,004,187
     4.750%, 06/06/22                                   EUR  3,000    4,306,046
Corning, Inc.
     4.250%, 08/15/20                                        2,850    3,037,393
Costco Wholesale Corp.
     1.700%, 12/15/19                                            2        2,003
CPPIB Capital, Inc.
##   2.250%, 01/25/22                                       25,400   25,612,344
Crane Co.
     2.750%, 12/15/18                                       13,057   13,213,971
Credit Suisse AG
     2.300%, 05/28/19                                       17,157   17,312,477

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CVS Health Corp.
     2.250%, 12/05/18                                        1,672  $ 1,683,410
     2.250%, 08/12/19                                        5,370    5,412,734
Daimler Finance North America LLC
##   1.650%, 03/02/18                                        4,161    4,164,004
Daimler Finance North America LLC
##   2.250%, 03/02/20                                        9,750    9,790,755
Daiwa Securities Group, Inc.
##   3.129%, 04/19/22                                       10,000   10,112,640
Danone SA
##   2.077%, 11/02/21                                        5,000    4,943,345
Danske Bank A.S.
###  2.750%, 09/17/20                                       15,822   16,104,344
Deutsche Bank AG
     6.000%, 09/01/17                                       10,004   10,036,743
     2.500%, 02/13/19                                        5,942    5,979,357
     2.500%, 02/13/19                                        1,650    1,660,423
     3.125%, 01/13/21                                        4,900    4,964,151
Deutsche Telekom International Finance BV
     6.000%, 07/08/19                                        6,741    7,260,003
##   1.950%, 09/19/21                                        2,535    2,482,166
Development Bank of Japan, Inc.
     1.875%, 10/03/18                                        4,890    4,895,653
Dollar General Corp.
     1.875%, 04/15/18                                       10,692   10,697,923
Dominion Energy Gas Holdings LLC
     2.800%, 11/15/20                                        5,000    5,081,200
Dominion Energy, Inc.
     2.500%, 12/01/19                                        7,881    7,958,675
Dow Chemical Co. (The)
     4.250%, 11/15/20                                        7,657    8,136,780
Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19                                          939      949,445
     2.000%, 01/15/20                                          747      746,024
DTE Energy Co.
     2.400%, 12/01/19                                       18,342   18,482,555
Duke Energy Corp.
     1.625%, 08/15/17                                        4,196    4,196,432
     5.050%, 09/15/19                                          586      623,952
Eastman Chemical Co.
     2.700%, 01/15/20                                        3,756    3,803,378
eBay, Inc.
     2.200%, 08/01/19                                        4,918    4,946,819
     3.800%, 03/09/22                                        1,636    1,720,899
EI du Pont de Nemours & Co.
     6.000%, 07/15/18                                        8,215    8,555,109
     4.625%, 01/15/20                                        1,289    1,371,674
     4.250%, 04/01/21                                        3,035    3,245,007
Electricite de France SA
##   2.350%, 10/13/20                                        1,500    1,514,043
Electronic Arts, Inc.
     3.700%, 03/01/21                                       11,879   12,420,837

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
EMD Finance LLC
##  2.400%, 03/19/20                                        1,755  $ 1,767,782
Enterprise Products Operating LLC
    5.250%, 01/31/20                                        1,788    1,922,411
EOG Resources, Inc.
    5.875%, 09/15/17                                        8,178    8,218,219
ERAC USA Finance LLC
##  2.350%, 10/15/19                                        7,283    7,329,298
European Investment Bank
    1.125%, 09/15/17                                        2,490    2,489,278
    1.875%, 03/15/19                                        4,471    4,498,890
    1.625%, 03/16/20                                       10,000    9,991,330
    1.375%, 06/15/20                                        6,000    5,947,980
    2.875%, 09/15/20                                        9,000    9,307,638
    1.625%, 12/15/20                                        8,000    7,961,360
    2.000%, 03/15/21                                        5,000    5,027,540
    1.375%, 09/15/21                                       38,000   37,154,880
Eversource Energy
    2.500%, 03/15/21                                        5,500    5,497,872
Exelon Corp.
    2.850%, 06/15/20                                        1,399    1,426,674
    2.450%, 04/15/21                                        1,560    1,558,116
Exelon Generation Co. LLC
    2.950%, 01/15/20                                        7,064    7,212,775
Export Development Canada
    1.375%, 10/21/21                                        7,800    7,629,866
Express Scripts Holding Co.
    2.250%, 06/15/19                                        9,876    9,932,747
    3.900%, 02/15/22                                        1,000    1,050,287
Exxon Mobil Corp.
    1.819%, 03/15/19                                       21,614   21,706,076
    1.912%, 03/06/20                                        8,143    8,178,284
    2.222%, 03/01/21                                       45,395   45,827,705
FedEx Corp.
#   2.300%, 02/01/20                                        4,340    4,379,268
Fidelity National Information Services, Inc.
    3.625%, 10/15/20                                        6,415    6,708,576
    2.250%, 08/15/21                                        2,500    2,482,498
Fifth Third Bancorp
    2.300%, 03/01/19                                        9,810    9,874,452
Fiserv, Inc.
    2.700%, 06/01/20                                        4,460    4,529,081
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                        5,755    5,750,488
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                       17,685   18,125,109
#   2.459%, 03/27/20                                        5,365    5,388,713
#   3.157%, 08/04/20                                       11,533   11,792,504
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                        6,500    6,599,671


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
GATX Corp.
    2.500%, 03/15/19                                        6,103  $  6,154,515
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21                                   EUR  2,463     3,419,857
    0.800%, 01/21/22                                   EUR  1,750     2,112,671
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                       99,970   101,035,080
General Electric Co.
    0.375%, 05/17/22                                   EUR 13,519    16,008,823
General Mills, Inc.
    2.200%, 10/21/19                                        4,867     4,908,443
General Motors Financial Co., Inc.
    3.200%, 07/06/21                                        4,759     4,836,381
#   3.450%, 01/14/22                                       14,123    14,404,104
Gilead Sciences, Inc.
    2.550%, 09/01/20                                        2,000     2,040,914
    4.500%, 04/01/21                                        1,198     1,295,504
Goldcorp, Inc.
    3.625%, 06/09/21                                        4,553     4,725,800
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19                                        8,000     8,670,960
    2.550%, 10/23/19                                        6,000     6,078,900
    2.750%, 09/15/20                                       10,000    10,142,670
    2.625%, 04/25/21                                          502       504,173
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                       21,047    21,018,376
Harris Corp.
    2.700%, 04/27/20                                        4,247     4,285,295
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20                                        5,100     5,540,405
Hershey Co. (The)
#   4.125%, 12/01/20                                          700       748,908
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                       10,000    10,347,500
Home Depot, Inc. (The)
    2.000%, 06/15/19                                       11,061    11,156,235
HSBC USA, Inc.
    2.375%, 11/13/19                                        2,683     2,714,415
    2.350%, 03/05/20                                        8,942     9,028,943
Humana, Inc.
    2.625%, 10/01/19                                        3,845     3,892,997
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                       19,992    20,174,647
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19                                        6,662     7,051,147
Indiana Michigan Power Co.
    7.000%, 03/15/19                                        2,236     2,414,712
ING Bank NV
##  2.500%, 10/01/19                                        1,025     1,034,209

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  ##  2.750%, 03/22/21                                      6,000  $ 6,091,986
  Integrys Holding, Inc.
      4.170%, 11/01/20                                      1,000    1,055,647
  Intel Corp.
      2.450%, 07/29/20                                     12,471   12,704,083
      3.300%, 10/01/21                                      5,000    5,248,000
  Inter-American Development Bank
      0.875%, 03/15/18                                      4,303    4,291,218
      1.875%, 06/16/20                                      7,000    7,031,150
      2.125%, 11/09/20                                     35,000   35,332,745
  Intercontinental Exchange, Inc.
      2.500%, 10/15/18                                      7,996    8,068,124
  International Bank for Reconstruction & Development
      1.375%, 05/24/21                                      5,000    4,907,985
  #   2.250%, 06/24/21                                      6,000    6,079,656
  International Business Machines Corp.
  #   1.950%, 02/12/19                                      4,223    4,243,735
      1.875%, 05/15/19                                      4,511    4,534,669
      1.625%, 05/15/20                                      5,859    5,833,789
      2.250%, 02/19/21                                      4,000    4,031,084
      2.500%, 01/27/22                                      5,000    5,068,270
  International Finance Corp.
      0.875%, 06/15/18                                      2,490    2,480,057
  Intesa Sanpaolo SpA
      3.875%, 01/16/18                                      1,797    1,812,603
  Japan Finance Organization for Municipalities
      2.500%, 09/12/18                                      6,886    6,924,321
      2.125%, 03/06/19                                      4,472    4,470,824
  Jefferies Group LLC
      5.125%, 04/13/18                                      1,557    1,591,920
  Jersey Central Power & Light Co.
      7.350%, 02/01/19                                      7,492    8,049,442
  John Deere Capital Corp.
      2.050%, 03/10/20                                     27,500   27,687,000
  Johnson & Johnson
      1.650%, 03/01/21                                      9,000    8,944,479
      2.250%, 03/03/22                                      5,000    5,061,320
  JPMorgan Chase & Co.
      6.300%, 04/23/19                                        894      961,299
      2.250%, 01/23/20                                      6,729    6,779,656
      2.550%, 10/29/20                                     11,000   11,156,387
      4.350%, 08/15/21                                      4,994    5,382,194
  KeyBank NA
      2.500%, 12/15/19                                      4,467    4,530,668
  KeyCorp
      2.900%, 09/15/20                                     11,259   11,500,539
      5.100%, 03/24/21                                      8,008    8,789,284
  KFW
      1.500%, 04/20/20                                     22,500   22,415,085

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Kommunalbanken A.S.
    1.000%, 09/26/17                                          3,322 $ 3,320,505
    1.000%, 03/15/18                                         24,908  24,847,972
    1.750%, 05/28/19                                         17,884  17,930,069
    1.625%, 02/10/21                                         15,000  14,872,200
Kommunekredit
    1.125%, 03/15/18                                          8,303   8,289,549
Kommuninvest I Sverige AB
    1.000%, 10/24/17                                         15,606  15,594,264
    2.000%, 11/12/19                                          9,471   9,546,162
    0.250%, 06/01/22                                   SEK  183,000  22,262,567
Koninklijke Philips NV
    3.750%, 03/15/22                                          1,218   1,284,346
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19                                          6,259   6,299,640
    2.125%, 03/07/22                                          5,000   5,034,590
Kroger Co. (The)
    2.300%, 01/15/19                                         11,572  11,642,311
    3.400%, 04/15/22                                         10,000  10,320,750
L3 Technologies, Inc.
    4.750%, 07/15/20                                          4,650   4,983,935
Laboratory Corp. of America Holdings
    2.200%, 08/23/17                                         17,349  17,354,083
    2.625%, 02/01/20                                          7,623   7,706,098
Lam Research Corp.
    2.750%, 03/15/20                                          8,942   9,123,067
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                          5,000   4,891,705
Legg Mason, Inc.
    2.700%, 07/15/19                                          9,258   9,352,811
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                          2,500   2,723,283
Lincoln National Corp.
    6.250%, 02/15/20                                          3,215   3,529,520
    4.850%, 06/24/21                                          1,270   1,376,585
Lloyds Bank P.L.C.
    2.700%, 08/17/20                                          1,600   1,629,944
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21                                          6,750   6,873,619
    3.000%, 01/11/22                                          6,000   6,064,206
Lockheed Martin Corp.
    2.500%, 11/23/20                                          7,500   7,633,462
LyondellBasell Industries NV
    5.000%, 04/15/19                                          2,490   2,599,978
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                         20,235  20,489,091
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19                                          1,580   1,592,095
    2.100%, 02/06/20                                         29,557  29,690,302
Marriott International, Inc.
    6.750%, 05/15/18                                          4,264   4,422,919

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
      3.000%, 03/01/19                                      2,835  $ 2,879,521
  Marsh & McLennan Cos., Inc.
      2.350%, 09/10/19                                      4,471    4,503,513
      2.350%, 03/06/20                                      1,000    1,008,940
      2.750%, 01/30/22                                      4,650    4,709,929
  MasterCard, Inc.
      2.000%, 04/01/19                                      8,704    8,778,019
  Mattel, Inc.
      1.700%, 03/15/18                                      4,887    4,884,024
      2.350%, 05/06/19                                     20,051   20,083,282
      2.350%, 08/15/21                                     11,000   10,821,195
  Maxim Integrated Products, Inc.
      2.500%, 11/15/18                                      5,464    5,510,143
  McDonald's Corp.
      5.350%, 03/01/18                                      1,314    1,343,677
      3.500%, 07/15/20                                      5,678    5,933,907
  McKesson Corp.
      1.400%, 03/15/18                                      5,399    5,394,719
  Medtronic, Inc.
      2.500%, 03/15/20                                      4,195    4,271,349
  Merck & Co., Inc.
      1.850%, 02/10/20                                      4,450    4,463,608
  MetLife, Inc.
      7.717%, 02/15/19                                      2,743    2,989,140
  Microsoft Corp.
      1.625%, 12/06/18                                      7,227    7,241,519
      1.850%, 02/12/20                                     21,640   21,731,061
      3.000%, 10/01/20                                      5,000    5,183,640
      2.000%, 11/03/20                                     33,993   34,238,633
      1.550%, 08/08/21                                     10,978   10,805,865
  Mitsubishi UFJ Financial Group, Inc.
      2.950%, 03/01/21                                      3,000    3,057,282
  Mizuho Bank, Ltd.
  ##  2.450%, 04/16/19                                      5,052    5,091,997
  ##  2.700%, 10/20/20                                     11,960   12,088,977
  Mizuho Financial Group, Inc.
  ##  2.632%, 04/12/21                                      5,000    5,013,315
  Molson Coors Brewing Co.
      2.100%, 07/15/21                                      3,000    2,964,747
  Mondelez International Holdings Netherlands BV
  ##  2.000%, 10/28/21                                     13,012   12,750,290
  Monsanto Co.
      1.850%, 11/15/18                                     25,011   25,011,525
      2.125%, 07/15/19                                      2,236    2,246,371
  Morgan Stanley
      7.300%, 05/13/19                                      3,365    3,673,648
  Municipality Finance P.L.C.
      1.125%, 04/17/18                                      5,755    5,743,214
      1.500%, 03/23/20                                     10,000    9,942,540
      1.375%, 09/21/21                                      7,500    7,307,175
      2.375%, 03/15/22                                     10,000   10,129,700

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  Mylan NV
      3.750%, 12/15/20                                      6,065  $ 6,325,552
  Mylan, Inc.
  #   2.550%, 03/28/19                                      9,089    9,158,758
  National Australia Bank, Ltd.
      2.250%, 07/01/19                                     15,626   15,747,430
  ##  2.400%, 12/09/19                                      8,492    8,559,579
  #   2.625%, 07/23/20                                      5,339    5,411,034
      2.625%, 01/14/21                                      2,000    2,026,102
      1.875%, 07/12/21                                      5,500    5,405,004
      2.800%, 01/10/22                                     24,500   24,880,730
      2.500%, 05/22/22                                     30,000   29,957,700
  Nationwide Building Society
  ##  2.350%, 01/21/20                                        480      483,102
  Nederlandse Waterschapsbank NV
      1.875%, 03/13/19                                     53,652   53,896,492
      1.625%, 03/04/20                                     30,000   29,877,360
  Nestle Holdings, Inc.
      1.875%, 03/09/21                                     10,000    9,989,160
  NetApp, Inc.
      2.000%, 12/15/17                                      8,303    8,303,448
      3.375%, 06/15/21                                      8,650    8,888,506
  NextEra Energy Capital Holdings, Inc.
      2.400%, 09/15/19                                      9,378    9,446,816
  Nissan Motor Acceptance Corp.
  ##  2.550%, 03/08/21                                     16,249   16,373,646
  Noble Energy, Inc.
      4.150%, 12/15/21                                      4,000    4,230,560
  Nomura Holdings, Inc.
      2.750%, 03/19/19                                     16,440   16,636,639
  Nordea Bank AB
      1.625%, 05/15/18                                      1,923    1,924,367
      2.375%, 04/04/19                                     15,005   15,108,339
  ##  2.500%, 09/17/20                                      6,000    6,067,302
  Nordic Investment Bank
      1.875%, 06/14/19                                      9,471    9,536,511
      2.125%, 02/01/22                                      7,500    7,557,600
  Nordstrom, Inc.
      4.750%, 05/01/20                                     13,135   13,824,207
  NRW Bank
      1.875%, 07/01/19                                     17,884   17,903,815
  Nucor Corp.
      5.750%, 12/01/17                                      1,992    2,017,677
  Nuveen Finance LLC
  ##  2.950%, 11/01/19                                      9,568    9,736,148
  NVIDIA Corp.
      2.200%, 09/16/21                                      1,830    1,822,305
  Occidental Petroleum Corp.
      4.100%, 02/01/21                                        542      578,699
  Oesterreichische Kontrollbank AG
      1.125%, 05/29/18                                     11,605   11,580,235

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Omnicom Group, Inc.
    4.450%, 08/15/20                                           550  $   587,155
ONE Gas, Inc.
    2.070%, 02/01/19                                         4,199    4,210,035
Oracle Corp.
    2.800%, 07/08/21                                         6,536    6,731,426
    1.900%, 09/15/21                                        97,577   97,040,131
    2.500%, 05/15/22                                         5,000    5,070,005
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                           900      935,778
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  2.500%, 06/15/19                                         5,000    5,047,325
##  3.050%, 01/09/20                                           828      846,775
##  3.375%, 02/01/22                                        10,000   10,336,790
Pernod Ricard SA
##  5.750%, 04/07/21                                           620      692,908
##  4.450%, 01/15/22                                         5,327    5,750,278
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                         5,056    5,215,133
Petro-Canada
    6.050%, 05/15/18                                         4,982    5,144,154
Pfizer, Inc.
    2.100%, 05/15/19                                         5,000    5,051,810
    1.950%, 06/03/21                                        27,847   27,874,429
    2.200%, 12/15/21                                        15,000   15,154,125
    0.250%, 03/06/22                                   EUR   6,200    7,345,735
Phillips 66 Partners L.P.
    2.646%, 02/15/20                                         6,873    6,907,049
PNC Bank NA
    2.400%, 10/18/19                                        17,154   17,355,611
    2.300%, 06/01/20                                         1,200    1,210,403
    2.600%, 07/21/20                                         4,800    4,880,035
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                         8,670    8,663,315
Progress Energy, Inc.
    4.875%, 12/01/19                                         4,672    4,961,379
Progressive Corp. (The)
    3.750%, 08/23/21                                           706      744,857
Province of Manitoba Canada
    2.050%, 11/30/20                                         3,800    3,817,419
    2.125%, 05/04/22                                        10,000    9,967,260
Province of Ontario Canada
    4.400%, 04/14/20                                        28,000   29,866,452
    1.875%, 05/21/20                                        15,000   15,011,130
    2.500%, 09/10/21                                        59,530   60,503,315
    1.350%, 03/08/22                                   CAD  20,000   15,526,128
    2.250%, 05/18/22                                         5,000    5,012,905
    3.150%, 06/02/22                                   CAD  19,000   15,951,771
Province of Quebec Canada
    3.500%, 07/29/20                                        53,000   55,518,878
    2.750%, 08/25/21                                        10,000   10,269,610
    2.375%, 01/31/22                                        40,718   41,139,065

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Prudential Financial, Inc.
    2.350%, 08/15/19                                        13,413  $13,532,604
    5.375%, 06/21/20                                         1,700    1,857,468
    4.500%, 11/15/20                                         7,000    7,523,964
PSEG Power LLC
    2.450%, 11/15/18                                         6,831    6,866,562
    5.125%, 04/15/20                                        11,108   11,885,382
Puget Energy, Inc.
    6.500%, 12/15/20                                         3,363    3,774,181
QUALCOMM, Inc.
    2.250%, 05/20/20                                         8,235    8,329,447
Raytheon Co.
    3.125%, 10/15/20                                         3,000    3,124,188
Regions Financial Corp.
    3.200%, 02/08/21                                        10,500   10,761,093
Republic Services, Inc.
    3.800%, 05/15/18                                         4,507    4,585,088
    5.500%, 09/15/19                                         5,333    5,726,549
Reynolds American, Inc.
    2.300%, 08/21/17                                         8,891    8,893,970
Roper Technologies, Inc.
    2.050%, 10/01/18                                         1,500    1,505,259
    2.800%, 12/15/21                                         1,000    1,011,051
Royal Bank of Canada
    2.125%, 03/02/20                                        22,338   22,451,187
    2.150%, 03/06/20                                         3,715    3,732,223
    2.350%, 10/30/20                                         7,428    7,498,752
    2.500%, 01/19/21                                        12,750   12,908,546
    2.750%, 02/01/22                                        24,000   24,469,704
    1.968%, 03/02/22                                   CAD   5,000    3,941,368
Ryder System, Inc.
    2.500%, 03/01/18                                         2,902    2,913,466
    2.650%, 03/02/20                                         7,000    7,093,562
Sanofi
    4.000%, 03/29/21                                        13,262   14,129,467
Santander Holdings USA, Inc.
    2.650%, 04/17/20                                         3,000    3,011,088
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21                                        15,000   15,279,075
Santander UK P.L.C.
    2.375%, 03/16/20                                         2,824    2,852,963
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                        19,864   20,078,829
Sempra Energy
    2.850%, 11/15/20                                         5,400    5,498,442
Shell International Finance BV
    2.000%, 11/15/18                                        14,626   14,708,066
    4.300%, 09/22/19                                         4,471    4,706,358
    4.375%, 03/25/20                                         2,750    2,931,841
    2.125%, 05/11/20                                        17,155   17,292,412
    2.250%, 11/10/20                                        18,999   19,194,899
    1.875%, 05/10/21                                        32,626   32,398,010

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
    1.750%, 09/12/21                                         27,855 $27,516,395
Societe Generale SA
##  2.625%, 09/16/20                                         17,000  17,231,251
##  2.500%, 04/08/21                                          4,200   4,221,437
Solvay Finance America LLC
##  3.400%, 12/03/20                                         10,000  10,366,350
Southern Co. (The)
    2.750%, 06/15/20                                          9,683   9,830,869
Southwest Airlines Co.
    2.750%, 11/06/19                                         17,072  17,350,257
    2.650%, 11/05/20                                          4,500   4,566,857
Starbucks Corp.
    2.100%, 02/04/21                                          1,770   1,781,464
State of North Rhine-Westphalia
    1.625%, 01/22/20                                         23,450  23,365,322
State Street Corp.
    2.550%, 08/18/20                                         13,652  13,929,709
Statoil ASA
    1.200%, 01/17/18                                          1,955   1,952,502
    1.150%, 05/15/18                                         11,682  11,647,246
    1.950%, 11/08/18                                          7,785   7,811,088
    2.250%, 11/08/19                                          7,500   7,574,947
    2.900%, 11/08/20                                          2,780   2,852,316
    3.150%, 01/23/22                                          2,692   2,773,770
Stryker Corp.
    2.625%, 03/15/21                                          6,121   6,240,972
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                         13,227  13,345,091
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                          4,000   4,079,496
    2.058%, 07/14/21                                         10,000   9,858,590
SunTrust Banks, Inc.
    2.500%, 05/01/19                                          7,530   7,608,688
    2.900%, 03/03/21                                         14,765  15,040,500
Svensk Exportkredit AB
    1.875%, 06/17/19                                          5,836   5,866,458
    1.750%, 08/28/20                                          6,000   5,993,280
    2.375%, 03/09/22                                         10,000  10,153,040
Svenska Handelsbanken AB
    2.500%, 01/25/19                                         27,669  27,978,118
    2.250%, 06/17/19                                          8,942   9,011,926
    2.400%, 10/01/20                                          3,720   3,766,481
    2.450%, 03/30/21                                          1,930   1,943,396
    0.250%, 02/28/22                                   EUR    1,000   1,182,070
Sweden Government Bond
    3.500%, 06/01/22                                   SEK  432,000  62,453,102
Sysco Corp.
    2.600%, 10/01/20                                         16,190  16,427,313
Target Corp.
    2.300%, 06/26/19                                          2,254   2,285,292
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                          1,788   1,934,661

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Tech Data Corp.
    3.750%, 09/21/17                                         4,151  $ 4,160,057
Telefonica Emisiones SAU
    3.192%, 04/27/18                                           950      959,476
    5.877%, 07/15/19                                         1,000    1,074,844
    5.134%, 04/27/20                                        10,180   11,001,312
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                         8,455    8,523,900
Thomson Reuters Corp.
    1.650%, 09/29/17                                           800      800,289
    3.950%, 09/30/21                                         6,115    6,419,240
Time Warner, Inc.
    4.700%, 01/15/21                                         7,900    8,524,179
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                         1,779    1,778,247
    2.125%, 07/02/19                                        31,297   31,562,555
    2.500%, 12/14/20                                        20,000   20,309,340
    2.125%, 04/07/21                                        18,138   18,174,784
    1.800%, 07/13/21                                        18,605   18,403,266
    1.994%, 03/23/22                                   CAD   5,000    3,946,822
Total Capital International SA
    2.125%, 01/10/19                                         9,066    9,137,766
    2.100%, 06/19/19                                        27,483   27,716,028
    2.750%, 06/19/21                                         6,000    6,130,038
    2.875%, 02/17/22                                         7,000    7,175,371
Total Capital SA
    4.125%, 01/28/21                                        10,000   10,678,130
Total System Services, Inc.
    2.375%, 06/01/18                                         4,011    4,024,244
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                        24,526   24,739,940
#   2.125%, 07/18/19                                        17,540   17,705,297
    4.500%, 06/17/20                                        10,000   10,711,710
#   1.900%, 04/08/21                                        40,243   40,021,744
    2.750%, 05/17/21                                         8,500    8,698,594
    2.600%, 01/11/22                                         5,988    6,113,209
    3.300%, 01/12/22                                         1,484    1,549,155
Tyson Foods, Inc.
    2.650%, 08/15/19                                        19,752   20,041,268
UBS AG
    2.375%, 08/14/19                                         2,778    2,802,427
    2.350%, 03/26/20                                         8,079    8,160,921
Union Pacific Corp.
    2.250%, 02/15/19                                         1,189    1,200,076
    1.800%, 02/01/20                                         7,154    7,152,963
UnitedHealth Group, Inc.
    1.400%, 10/15/17                                           956      955,702
    4.700%, 02/15/21                                         2,040    2,205,772
Unum Group
    3.000%, 05/15/21                                         1,000    1,010,853
US Bank NA
    2.125%, 10/28/19                                         6,432    6,484,086

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 USAA Capital Corp.
 ##  2.000%, 06/01/21                                       5,000  $ 4,941,460
 Valero Energy Corp.
     9.375%, 03/15/19                                       5,009    5,593,610
 Verizon Communications, Inc.
     3.650%, 09/14/18                                       3,055    3,122,995
     2.550%, 06/17/19                                       1,308    1,327,150
     4.500%, 09/15/20                                       2,350    2,512,441
     3.125%, 03/16/22                                       7,858    8,010,351
 Viacom, Inc.
     2.750%, 12/15/19                                       3,297    3,337,237
 Vodafone Group P.L.C.
     5.450%, 06/10/19                                       1,732    1,843,319
     4.375%, 03/16/21                                       4,525    4,834,772
 Volkswagen Group of America Finance LLC
 ##  2.125%, 05/23/19                                       7,431    7,451,093
 ##  2.400%, 05/22/20                                       5,911    5,942,210
 Wal-Mart Stores, Inc.
     4.250%, 04/15/21                                       4,000    4,328,008
 Walgreens Boots Alliance, Inc.
     3.300%, 11/18/21                                       4,000    4,144,576
 Walt Disney Co. (The)
     2.150%, 09/17/20                                       8,942    9,010,263
 WEC Energy Group, Inc.
     2.450%, 06/15/20                                      14,176   14,369,318
 Wells Fargo & Co.
     2.125%, 04/22/19                                       8,413    8,470,831
     2.600%, 07/22/20                                       8,000    8,136,248
 Westpac Banking Corp.
     4.875%, 11/19/19                                       6,145    6,549,028
     2.600%, 11/23/20                                      29,052   29,467,037
 #   2.100%, 05/13/21                                       7,632    7,581,033
     2.800%, 01/11/22                                      15,512   15,791,821
     2.500%, 06/28/22                                       9,789    9,795,050
 Wm Wrigley Jr Co.
 ##  2.900%, 10/21/19                                       1,484    1,510,246
 Wyndham Worldwide Corp.
     2.500%, 03/01/18                                       7,146    7,175,649
     4.250%, 03/01/22                                       2,967    3,127,357
 Xcel Energy, Inc.
     2.400%, 03/15/21                                       4,070    4,100,460
 Xerox Corp.
 ##  4.070%, 03/17/22                                      10,246   10,536,853
 Xilinx, Inc.
     2.125%, 03/15/19                                       4,969    4,987,390
 Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                       4,632    4,688,112

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
Zoetis, Inc.
      3.450%, 11/13/20                                    12,400 $   12,852,811
                                                                 --------------
TOTAL BONDS                                                       5,331,907,576
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,345,975,419
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund                   2,263,588     26,194,240
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,342,807,534)^^                                          $5,372,169,659
                                                                 ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ------- --------------  ------- --------------
Agency Obligations               --    $   14,067,843    --    $   14,067,843
Bonds                            --     5,331,907,576    --     5,331,907,576
Securities Lending Collateral    --        26,194,240    --        26,194,240
Forward Currency Contracts**     --        (5,218,321)   --        (5,218,321)
                                 --    --------------    --    --------------
TOTAL                            --    $5,366,951,338    --    $5,366,951,338
                                 ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
AGENCY OBLIGATIONS -- (3.4%)
Federal Farm Credit Bank
    2.630%, 08/03/26                                       3,173 $ 3,181,231
    5.770%, 01/05/27                                       1,058   1,321,403
Federal Home Loan Bank
    5.750%, 06/12/26                                       1,260   1,572,222
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29                                       8,814  12,472,735
Federal National Mortgage Association
    6.250%, 05/15/29                                      17,628  23,918,252
    7.125%, 01/15/30                                       3,526   5,153,256
    6.625%, 11/15/30                                       2,000   2,859,494
Tennessee Valley Authority
    6.750%, 11/01/25                                       3,596   4,706,776
    7.125%, 05/01/30                                       2,108   3,070,363
                                                                 -----------
TOTAL AGENCY OBLIGATIONS                                          58,255,732
                                                                 -----------
BONDS -- (89.5%)
21st Century Fox America, Inc.
    3.700%, 09/15/24                                       2,468   2,576,168
3M Co.
    6.375%, 02/15/28                                       2,000   2,580,736
Abbott Laboratories
    2.950%, 03/15/25                                       6,870   6,748,092
AbbVie, Inc.
#   3.600%, 05/14/25                                       9,500   9,812,550
Activision Blizzard, Inc.
#   3.400%, 06/15/27                                         600     600,998
Adobe Systems, Inc.
    3.250%, 02/01/25                                       1,058   1,093,179
Advance Auto Parts, Inc.
    4.500%, 12/01/23                                       1,500   1,601,631
Aetna, Inc.
    3.500%, 11/15/24                                       4,942   5,133,705
Affiliated Managers Group, Inc.
    3.500%, 08/01/25                                       1,410   1,406,169
Aflac, Inc.
    3.625%, 11/15/24                                       1,099   1,160,088
    3.250%, 03/17/25                                       6,064   6,170,927
Ahold Finance USA LLC
    6.875%, 05/01/29                                         388     488,806
Airbus SE
##  3.150%, 04/10/27                                       1,000   1,014,780
Alabama Power Co.
    2.800%, 04/01/25                                       1,410   1,388,153
Albemarle Corp.
    4.150%, 12/01/24                                       3,335   3,514,923
Allergan Funding SCS
    3.800%, 03/15/25                                       9,592   9,994,375

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
Alphabet, Inc.
     1.998%, 08/15/26                                      4,000  $3,776,240
American Express Credit Corp.
     3.300%, 05/03/27                                      8,500   8,562,161
American Honda Finance Corp.
     2.300%, 09/09/26                                      1,500   1,417,955
American International Group, Inc.
     4.125%, 02/15/24                                      3,763   4,001,111
     3.750%, 07/10/25                                      2,000   2,068,390
     3.900%, 04/01/26                                      4,000   4,153,060
American Water Capital Corp.
     3.850%, 03/01/24                                      1,166   1,240,997
Ameriprise Financial, Inc.
     3.700%, 10/15/24                                      7,090   7,426,187
     2.875%, 09/15/26                                      1,000     976,142
AmerisourceBergen Corp.
     3.400%, 05/15/24                                        673     692,414
Amgen, Inc.
#    3.625%, 05/22/24                                      3,526   3,707,727
     3.125%, 05/01/25                                      2,763   2,793,473
     2.600%, 08/19/26                                      3,000   2,873,619
Analog Devices, Inc.
     3.900%, 12/15/25                                      4,502   4,741,124
Anheuser-Busch InBev Finance, Inc.
     3.650%, 02/01/26                                      8,000   8,273,472
Anthem, Inc.
     3.500%, 08/15/24                                      3,491   3,613,960
ANZ New Zealand International Ltd.
###  3.450%, 07/17/27                                      9,000   9,070,083
Aon P.L.C.
     4.000%, 11/27/23                                      2,203   2,344,441
     3.500%, 06/14/24                                      4,331   4,449,743
AP Moeller - Maersk A.S.
##   3.750%, 09/22/24                                      1,000   1,009,376
##   3.875%, 09/28/25                                      1,000   1,013,570
Apple, Inc.
     3.450%, 05/06/24                                      8,814   9,245,260
     2.500%, 02/09/25                                      2,763   2,714,659
     3.350%, 02/09/27                                      8,000   8,219,456
     3.200%, 05/11/27                                      4,405   4,469,740
#    3.000%, 06/20/27                                      4,000   3,996,804
Applied Materials, Inc.
     3.300%, 04/01/27                                      1,111   1,135,269
Archer-Daniels-Midland Co.
     2.500%, 08/11/26                                      5,613   5,401,351
Arizona Public Service Co.
#    3.150%, 05/15/25                                      3,349   3,385,045
Arrow Electronics, Inc.
     3.875%, 01/12/28                                      2,500   2,521,370
Assurant, Inc.
     4.000%, 03/15/23                                      3,526   3,656,406

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
AstraZeneca P.L.C.
     3.375%, 11/16/25                                       8,300 $ 8,520,689
AT&T, Inc.
     3.950%, 01/15/25                                       1,087   1,115,435
     3.400%, 05/15/25                                       8,182   8,062,093
Australia & New Zealand Banking Group, Ltd.
#    3.700%, 11/16/25                                       5,000   5,278,115
Autodesk, Inc.
     4.375%, 06/15/25                                       6,017   6,410,987
     3.500%, 06/15/27                                       1,875   1,866,008
Automatic Data Processing, Inc.
     3.375%, 09/15/25                                       5,000   5,229,310
AutoZone, Inc.
     3.250%, 04/15/25                                       3,133   3,091,184
Avnet, Inc.
     4.625%, 04/15/26                                       5,850   6,068,147
Bank of America Corp.
     4.000%, 04/01/24                                       5,993   6,331,305
Bank of New York Mellon Corp. (The)
     3.650%, 02/04/24                                       7,797   8,213,555
     3.000%, 02/24/25                                       1,410   1,412,865
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
     3.250%, 09/08/24                                       1,763   1,807,232
Barclays P.L.C.
     3.650%, 03/16/25                                       6,080   6,092,245
     4.375%, 01/12/26                                       2,700   2,826,873
BAT International Finance P.L.C.
     3.950%, 06/15/25                                       1,500   1,567,208
Baxter International, Inc.
     2.600%, 08/15/26                                       5,578   5,329,316
Bayer U.S. Finance LLC
##   3.375%, 10/08/24                                       8,831   9,087,276
Beam Suntory, Inc.
     3.250%, 06/15/23                                       2,195   2,256,372
Becton Dickinson and Co.
     3.734%, 12/15/24                                         630     648,773
Bed Bath & Beyond, Inc.
#    3.749%, 08/01/24                                         700     698,846
Berkshire Hathaway, Inc.
     3.125%, 03/15/26                                      17,240  17,573,025
Biogen, Inc.
#    4.050%, 09/15/25                                       8,000   8,563,104
BlackRock, Inc.
     3.200%, 03/15/27                                      15,000  15,265,965
BMW U.S. Capital LLC
###  2.800%, 04/11/26                                       5,500   5,385,325
###  3.300%, 04/06/27                                       4,000   4,049,196
Boeing Co. (The)
     2.500%, 03/01/25                                       3,526   3,445,699

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
Boston Scientific Corp.
    4.125%, 10/01/23                                         811 $   868,489
BP Capital Markets P.L.C.
    3.535%, 11/04/24                                       1,234   1,276,608
    3.017%, 01/16/27                                       7,000   6,875,407
BPCE SA
    4.000%, 04/15/24                                       7,164   7,599,657
British Columbia, Province of Canada
    6.500%, 01/15/26                                       4,363   5,518,549
Brown & Brown, Inc.
    4.200%, 09/15/24                                       5,261   5,556,752
Buckeye Partners L.P.
    4.150%, 07/01/23                                       1,058   1,101,111
    3.950%, 12/01/26                                       2,275   2,271,506
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                       2,357   2,397,602
    7.000%, 12/15/25                                         472     605,146
CA, Inc.
    4.700%, 03/15/27                                       3,900   4,093,530
Campbell Soup Co.
    3.300%, 03/19/25                                       4,229   4,301,011
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                       1,666   1,650,318
    3.700%, 02/01/26                                       2,115   2,192,821
Capital One Financial Corp.
    3.750%, 04/24/24                                       1,939   1,997,711
Cardinal Health, Inc.
    3.410%, 06/15/27                                       9,000   9,087,381
CBS Corp.
    3.500%, 01/15/25                                       1,058   1,075,697
    2.900%, 01/15/27                                       4,600   4,394,789
Celgene Corp.
    4.000%, 08/15/23                                       2,627   2,820,473
    3.625%, 05/15/24                                       1,763   1,844,216
Charles Schwab Corp. (The)
    3.000%, 03/10/25                                       4,689   4,713,528
Chevron Corp.
    2.954%, 05/16/26                                      13,500  13,534,655
Chubb INA Holdings, Inc.
    3.350%, 05/15/24                                       2,820   2,925,874
Cigna Corp.
    3.250%, 04/15/25                                       5,750   5,821,473
Citigroup, Inc.
    3.750%, 06/16/24                                       1,410   1,464,568
    3.300%, 04/27/25                                       6,231   6,260,934
Clorox Co. (The)
    3.500%, 12/15/24                                       1,763   1,825,821
CME Group, Inc.
    3.000%, 03/15/25                                         471     476,376
CMS Energy Corp.
    3.875%, 03/01/24                                         705     737,544
    3.600%, 11/15/25                                       2,800   2,880,979

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
CNA Financial Corp.
     4.500%, 03/01/26                                       6,830 $ 7,372,582
Coach, Inc.
#    4.250%, 04/01/25                                       8,534   8,825,897
Coca-Cola Co. (The)
     2.250%, 09/01/26                                       1,500   1,431,971
     2.900%, 05/25/27                                       4,000   4,002,740
Comcast Corp.
     3.375%, 08/15/25                                       1,234   1,275,717
     3.150%, 03/01/26                                       4,000   4,047,200
Commonwealth Bank of Australia
###  2.850%, 05/18/26                                      18,373  17,947,518
Computer Sciences Corp.
     4.450%, 09/15/22                                       1,763   1,882,129
ConocoPhillips Co.
     3.350%, 11/15/24                                       2,468   2,540,700
     4.950%, 03/15/26                                       5,000   5,626,670
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24                                         705     725,692
Cooperatieve Rabobank UA
     3.375%, 05/21/25                                      13,000  13,467,870
Corning, Inc.
     3.700%, 11/15/23                                       1,493   1,560,022
Cox Communications, Inc.
###  3.850%, 02/01/25                                       5,741   5,810,305
CR Bard, Inc.
     3.000%, 05/15/26                                       1,000   1,008,165
Credit Agricole SA
     3.875%, 04/15/24                                       5,678   6,014,705
Credit Suisse New York
     3.625%, 09/09/24                                       6,299   6,546,488
CSX Corp.
     3.400%, 08/01/24                                       3,000   3,106,701
CVS Health Corp.
#    3.375%, 08/12/24                                       5,243   5,354,781
     3.875%, 07/20/25                                       3,210   3,367,277
Cytec Industries, Inc.
     3.500%, 04/01/23                                       2,115   2,147,275
Daimler Finance North America LLC
##   3.250%, 08/01/24                                       1,128   1,147,144
     8.500%, 01/18/31                                       5,588   8,427,095
Deere & Co.
     5.375%, 10/16/29                                         650     794,864
Deutsche Bank AG
     3.700%, 05/30/24                                       5,781   5,872,438
     4.100%, 01/13/26                                       3,000   3,082,065
Discovery Communications LLC
     3.250%, 04/01/23                                         353     353,282
     3.450%, 03/15/25                                       4,263   4,134,965
     4.900%, 03/11/26                                       4,000   4,273,628
Dominion Energy Gas Holdings
     3.600%, 12/15/24                                       1,763   1,811,951

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
Dominion Energy, Inc.
    3.625%, 12/01/24                                         705 $   727,757
    3.900%, 10/01/25                                       4,000   4,186,144
Dover Corp.
    3.150%, 11/15/25                                       2,100   2,141,502
Dow Chemical Co. (The)
    3.500%, 10/01/24                                       4,106   4,250,971
DTE Energy Co.
    3.850%, 12/01/23                                         529     556,147
Duke Energy Corp.
    3.750%, 04/15/24                                       2,468   2,602,481
Eastman Chemical Co.
    3.800%, 03/15/25                                       3,023   3,115,709
eBay, Inc.
    3.600%, 06/05/27                                       1,000     993,008
Electricite de France SA
#   3.625%, 10/13/25                                       2,000   2,067,530
##  3.625%, 10/13/25                                       5,797   5,992,736
Electronic Arts, Inc.
    4.800%, 03/01/26                                       2,200   2,425,229
Emerson Electric Co.
    3.150%, 06/01/25                                       2,926   3,007,726
Enbridge, Inc.
    4.000%, 10/01/23                                       2,068   2,181,500
    3.500%, 06/10/24                                         705     718,057
Enterprise Products Operating LLC
    3.900%, 02/15/24                                       1,146   1,198,514
    3.750%, 02/15/25                                       2,000   2,079,662
    3.700%, 02/15/26                                       6,000   6,168,750
EOG Resources, Inc.
    3.150%, 04/01/25                                       6,478   6,469,384
ERAC USA Finance LLC
##  3.850%, 11/15/24                                       2,058   2,129,917
Exelon Corp.
    3.950%, 06/15/25                                         795     833,433
    3.400%, 04/15/26                                       5,400   5,468,828
Express Scripts Holding Co.
    3.500%, 06/15/24                                       4,596   4,703,514
    3.400%, 03/01/27                                       3,500   3,449,712
Exxon Mobil Corp.
    3.176%, 03/15/24                                      12,692  13,134,570
    3.043%, 03/01/26                                      13,686  13,942,421
FedEx Corp.
    4.000%, 01/15/24                                       1,410   1,513,849
    3.200%, 02/01/25                                       2,062   2,106,370
Fidelity National Information Services, Inc.
    5.000%, 10/15/25                                         278     313,949
Ford Motor Credit Co. LLC
    4.375%, 08/06/23                                       4,583   4,846,852
    3.664%, 09/08/24                                       3,950   3,963,655
GATX Corp.
    3.250%, 03/30/25                                       2,820   2,779,437

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
#   3.250%, 09/15/26                                       2,200 $ 2,158,246
General Dynamics Corp.
    2.125%, 08/15/26                                       6,500   6,133,446
General Electric Co.
    6.750%, 03/15/32                                      18,373  25,496,047
General Motors Financial Co., Inc.
    5.250%, 03/01/26                                       7,000   7,594,055
#   4.350%, 01/17/27                                       2,000   2,033,364
Georgia Power Co.
    3.250%, 04/01/26                                       3,000   3,020,232
Georgia-Pacific LLC
    7.750%, 11/15/29                                       4,960   6,975,689
Gilead Sciences, Inc.
    3.700%, 04/01/24                                       6,998   7,397,978
    3.650%, 03/01/26                                       2,000   2,085,206
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24                                       6,346   6,676,734
    3.750%, 05/22/25                                       2,000   2,057,116
    3.750%, 02/25/26                                       1,100   1,125,108
Halliburton Co.
    3.500%, 08/01/23                                       3,526   3,657,837
    3.800%, 11/15/25                                       4,124   4,259,622
Harley-Davidson, Inc.
    3.500%, 07/28/25                                       5,980   6,168,795
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25                                       7,042   7,456,415
Historic TW, Inc.
    6.625%, 05/15/29                                       1,427   1,803,935
Home Depot, Inc. (The)
    3.350%, 09/15/25                                       1,403   1,459,715
Honeywell International, Inc.
    2.500%, 11/01/26                                       1,000     962,690
HSBC Holdings P.L.C.
    4.300%, 03/08/26                                       4,000   4,291,860
HSBC USA, Inc.
    3.500%, 06/23/24                                       5,760   5,940,530
Humana, Inc.
    3.850%, 10/01/24                                       4,074   4,284,178
Hyatt Hotels Corp.
    3.375%, 07/15/23                                       1,066   1,090,531
ING Groep NV
    3.950%, 03/29/27                                       6,550   6,863,156
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24                                       4,280   4,417,940
Inter-American Development Bank
    7.000%, 06/15/25                                       2,115   2,725,782
    6.750%, 07/15/27                                       1,058   1,393,950
Intercontinental Exchange, Inc.
    3.750%, 12/01/25                                       5,750   6,068,665
International Business Machines Corp.
    3.625%, 02/12/24                                       5,288   5,559,782

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
#   3.300%, 01/27/27                                       3,191 $ 3,237,818
International Paper Co.
    3.650%, 06/15/24                                       1,058   1,094,442
    3.800%, 01/15/26                                         578     598,270
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24                                       2,151   2,267,713
Intesa Sanpaolo SpA
    5.250%, 01/12/24                                       3,526   3,912,252
ITC Holdings Corp.
    3.650%, 06/15/24                                       4,288   4,436,601
Janus Capital Group, Inc.
    4.875%, 08/01/25                                       2,000   2,158,566
Jefferies Group LLC
    4.850%, 01/15/27                                       3,000   3,177,150
JM Smucker Co. (The)
    3.500%, 03/15/25                                       5,000   5,155,460
John Deere Capital Corp.
    3.350%, 06/12/24                                         846     878,085
Johnson & Johnson
    2.450%, 03/01/26                                      14,500  14,265,752
Johnson Controls International P.L.C.
    3.625%, 07/02/24                                         541     561,646
JPMorgan Chase & Co.
    3.625%, 05/13/24                                       4,287   4,451,514
    3.900%, 07/15/25                                       4,820   5,060,894
Juniper Networks, Inc.
    4.500%, 03/15/24                                       2,327   2,503,973
Kellogg Co.
#   3.250%, 04/01/26                                       6,741   6,750,046
    7.450%, 04/01/31                                         300     407,744
KeyBank NA
    3.300%, 06/01/25                                       2,000   2,043,266
Kohl's Corp.
    4.750%, 12/15/23                                       2,861   2,988,546
Koninklijke KPN NV
    8.375%, 10/01/30                                       4,000   5,521,304
Kraft Heinz Foods Co.
    3.950%, 07/15/25                                       8,000   8,269,592
Kroger Co. (The)
    7.500%, 04/01/31                                       2,725   3,641,505
L3 Technologies, Inc.
    3.950%, 05/28/24                                       1,361   1,418,423
Laboratory Corp. of America Holdings
    4.000%, 11/01/23                                       2,115   2,224,138
Legg Mason, Inc.
    3.950%, 07/15/24                                       2,609   2,666,393
    4.750%, 03/15/26                                       3,205   3,405,200
Lincoln National Corp.
    3.350%, 03/09/25                                       8,425   8,514,423
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27                                       5,000   5,079,805

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
Lockheed Martin Corp.
    2.900%, 03/01/25                                       2,468 $ 2,469,999
Loews Corp.
    3.750%, 04/01/26                                       5,500   5,728,052
Lowe's Cos., Inc.
    3.375%, 09/15/25                                       3,551   3,676,006
LYB International Finance II BV
    3.500%, 03/02/27                                       2,000   2,003,198
LyondellBasell Industries NV
    5.750%, 04/15/24                                       3,173   3,659,954
Macquarie Bank, Ltd.
##  3.900%, 01/15/26                                       5,000   5,201,815
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25                                       6,527   6,502,165
Marathon Petroleum Corp.
    3.625%, 09/15/24                                       4,513   4,587,316
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24                                       4,583   4,747,901
    3.500%, 03/10/25                                       1,500   1,552,932
Maxim Integrated Products, Inc.
    3.450%, 06/15/27                                       2,950   2,937,716
McDonald's Corp.
    3.700%, 01/30/26                                       9,000   9,414,468
McKesson Corp.
    3.796%, 03/15/24                                       1,851   1,948,468
Mead Johnson Nutrition Co.
    4.125%, 11/15/25                                       4,200   4,553,623
Medtronic, Inc.
    3.500%, 03/15/25                                       1,000   1,048,756
Merck & Co., Inc.
    2.750%, 02/10/25                                       2,000   2,008,934
MetLife, Inc.
    3.600%, 04/10/24                                       7,166   7,530,470
Microsoft Corp.
    2.700%, 02/12/25                                       1,058   1,063,729
    2.400%, 08/08/26                                      10,000   9,659,670
    3.300%, 02/06/27                                      15,500  16,031,867
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26                                       4,000   4,193,948
    3.677%, 02/22/27                                       2,000   2,069,740
Monsanto Co.
    3.375%, 07/15/24                                         897     915,322
    5.500%, 08/15/25                                       3,984   4,558,078
Morgan Stanley
    3.875%, 04/29/24                                       5,878   6,141,299
    3.875%, 01/27/26                                       3,000   3,102,594
Mosaic Co. (The)
#   4.250%, 11/15/23                                       1,939   2,044,288
Motorola Solutions, Inc.
    3.750%, 05/15/22                                       1,763   1,826,717
    3.500%, 03/01/23                                       1,763   1,784,399
Mylan NV
#   3.950%, 06/15/26                                       7,000   7,157,927

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
Mylan, Inc.
     4.200%, 11/29/23                                       2,468 $ 2,603,237
Nasdaq, Inc.
     4.250%, 06/01/24                                       1,551   1,650,556
National Australia Bank, Ltd.
###  3.500%, 01/10/27                                      14,790  15,111,194
National Oilwell Varco, Inc.
     2.600%, 12/01/22                                       6,068   5,920,444
Nationwide Building Society
##   3.900%, 07/21/25                                       7,000   7,353,143
NetApp, Inc.
     3.250%, 12/15/22                                         599     610,618
NIKE, Inc.
     2.375%, 11/01/26                                         600     575,714
Noble Energy, Inc.
#    3.900%, 11/15/24                                       1,426   1,472,935
Nordstrom, Inc.
#    4.000%, 03/15/27                                       4,412   4,378,429
     6.950%, 03/15/28                                         282     314,473
Norfolk Southern Corp.
     5.640%, 05/17/29                                       2,048   2,384,331
Novartis Capital Corp.
     3.400%, 05/06/24                                       3,349   3,516,678
     3.100%, 05/17/27                                       4,278   4,362,054
Nuveen Finance LLC
##   4.125%, 11/01/24                                       5,360   5,645,720
Occidental Petroleum Corp.
     3.400%, 04/15/26                                       5,280   5,400,036
Omnicom Group, Inc.
     3.650%, 11/01/24                                         705     728,417
Oracle Corp.
#    2.950%, 05/15/25                                       8,617   8,712,468
#    3.250%, 05/15/30                                       7,966   8,075,676
Pacific Gas & Electric Co.
     3.500%, 06/15/25                                       2,362   2,445,197
Packaging Corp. of America
     4.500%, 11/01/23                                       2,142   2,309,952
Parker-Hannifin Corp.
     3.300%, 11/21/24                                       3,356   3,459,566
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##   3.400%, 11/15/26                                       1,000     993,173
PepsiCo, Inc.
     3.500%, 07/17/25                                       4,721   4,956,861
Pernod Ricard SA
###  3.250%, 06/08/26                                       3,000   3,011,991
Perrigo Finance Unlimited Co.
     3.900%, 12/15/24                                       6,115   6,249,989
     4.375%, 03/15/26                                       3,000   3,106,902
Pfizer, Inc.
     3.400%, 05/15/24                                       3,526   3,714,965
     2.750%, 06/03/26                                       8,000   7,951,440
     3.000%, 12/15/26                                       5,942   6,020,220

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
Philip Morris International, Inc.
     3.250%, 11/10/24                                      2,179  $2,237,417
Phillips 66 Partners L.P.
     3.550%, 10/01/26                                      4,550   4,483,547
Pitney Bowes, Inc.
#    4.625%, 03/15/24                                      3,330   3,419,883
Plains All American Pipeline L.P. / PAA Finance Corp.
     4.500%, 12/15/26                                      5,850   5,990,991
PNC Bank NA
#    3.300%, 10/30/24                                      1,763   1,809,492
     2.950%, 02/23/25                                      4,407   4,416,030
Potash Corp. of Saskatchewan, Inc.
     3.000%, 04/01/25                                      1,500   1,472,955
PPL Capital Funding, Inc.
     3.400%, 06/01/23                                      2,676   2,772,951
Precision Castparts Corp.
     3.250%, 06/15/25                                      3,410   3,494,490
Principal Financial Group, Inc.
     3.400%, 05/15/25                                      1,177   1,205,773
     3.100%, 11/15/26                                        300     299,145
Province of Quebec Canada
     7.500%, 09/15/29                                      2,000   2,854,610
Prudential Financial, Inc.
     3.500%, 05/15/24                                      6,738   7,051,068
PSEG Power LLC
#    4.300%, 11/15/23                                      2,122   2,244,898
QUALCOMM, Inc.
     3.450%, 05/20/25                                      7,026   7,259,376
Quest Diagnostics, Inc.
     3.500%, 03/30/25                                        582     593,631
Reinsurance Group of America, Inc.
     4.700%, 09/15/23                                      2,115   2,297,702
     3.950%, 09/15/26                                      4,358   4,449,880
Roche Holdings, Inc.
##   3.000%, 11/10/25                                      4,000   4,052,960
###  2.375%, 01/28/27                                      1,000     955,459
Rockwell Automation, Inc.
     2.875%, 03/01/25                                        705     702,349
Rogers Communications, Inc.
     4.100%, 10/01/23                                        687     735,294
Rolls-Royce P.L.C.
##   3.625%, 10/14/25                                      4,000   4,150,876
Santander Holdings USA, Inc.
     4.500%, 07/17/25                                      9,000   9,356,139
Santander UK P.L.C.
     4.000%, 03/13/24                                      3,779   4,003,677
SCANA Corp.
     4.125%, 02/01/22                                      1,070   1,112,665
Scripps Networks Interactive, Inc.
     3.900%, 11/15/24                                      5,961   6,119,968
Sempra Energy
     4.050%, 12/01/23                                      2,316   2,477,344

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
    3.550%, 06/15/24                                      3,596  $3,695,908
    3.750%, 11/15/25                                      1,000   1,030,939
Shell International Finance BV
    2.500%, 09/12/26                                      6,700   6,484,568
Shell International Finance BV
    2.875%, 05/10/26                                      8,750   8,720,058
Sherwin-Williams Co. (The)
    3.450%, 08/01/25                                      5,503   5,609,621
##  3.950%, 01/15/26                                      2,200   2,315,069
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                      2,080   2,572,606
Solvay Finance America LLC
##  4.450%, 12/03/25                                      3,000   3,223,887
Southern California Edison Co.
    6.650%, 04/01/29                                        525     671,641
Southern Power Co.
    4.150%, 12/01/25                                      2,000   2,109,888
Southwest Airlines Co.
    3.000%, 11/15/26                                      2,000   1,966,064
Spectra Energy Partners L.P.
    4.750%, 03/15/24                                      2,563   2,773,269
StanCorp Financial Group, Inc.
    5.000%, 08/15/22                                      1,763   1,912,735
Standard Chartered P.L.C.
##  4.050%, 04/12/26                                      1,962   2,007,579
State Street Corp.
#   3.300%, 12/16/24                                      8,276   8,538,879
Statoil ASA
    2.650%, 01/15/24                                      3,829   3,799,930
Stryker Corp.
    3.375%, 05/15/24                                        282     291,364
    3.375%, 11/01/25                                      6,000   6,171,234
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26                                      4,000   4,180,604
Suncor Energy, Inc.
    3.600%, 12/01/24                                      4,007   4,124,273
Sysco Corp.
    3.750%, 10/01/25                                        700     730,498
    3.300%, 07/15/26                                      9,695   9,752,084
Target Corp.
#   2.500%, 04/15/26                                      9,730   9,356,397
TD Ameritrade Holding Corp.
    3.625%, 04/01/25                                      3,526   3,666,585
TechnipFMC P.L.C.
##  3.450%, 10/01/22                                      1,741   1,737,499
Telefonica Europe BV
    8.250%, 09/15/30                                      5,475   7,746,950
Thomson Reuters Corp.
    4.300%, 11/23/23                                      2,820   3,027,442
    3.850%, 09/29/24                                        365     381,838

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT
                                                     (000)    VALUE+
                                                     ------ -----------
Time Warner, Inc.
    3.550%, 06/01/24                                  2,468 $ 2,523,594
Total Capital International SA
    3.750%, 04/10/24                                  5,288   5,614,941
Total System Services, Inc.
    4.800%, 04/01/26                                  5,970   6,551,478
Toyota Motor Credit Corp.
    3.200%, 01/11/27                                  7,709   7,854,268
U.S. Bancorp
    3.700%, 01/30/24                                  2,000   2,116,154
U.S. Bank NA
    2.800%, 01/27/25                                 10,000   9,946,410
UBS Group Funding Switzerland AG
##  4.125%, 09/24/25                                  9,500  10,053,185
Union Pacific Corp.
    3.250%, 01/15/25                                  8,761   9,038,382
United Technologies Corp.
    7.500%, 09/15/29                                  5,114   7,270,354
UnitedHealth Group, Inc.
    3.750%, 07/15/25                                  5,333   5,669,928
Unum Group
    4.000%, 03/15/24                                    705     739,833
#   3.875%, 11/05/25                                  9,000   9,272,853
Verizon Communications, Inc.
    5.150%, 09/15/23                                  4,936   5,495,338
    3.500%, 11/01/24                                  3,500   3,532,036
Viacom, Inc.
    4.250%, 09/01/23                                    353     366,907
    3.875%, 04/01/24                                  5,987   6,101,639
Visa, Inc.
    3.150%, 12/14/25                                  2,250   2,303,777
Vodafone Group P.L.C.
#   7.875%, 02/15/30                                  7,625  10,388,727
Wal-Mart Stores, Inc.
    3.300%, 04/22/24                                  2,468   2,588,429
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26                                  9,000   9,014,157
Walt Disney Co. (The)
    3.150%, 09/17/25                                  3,526   3,611,932
WEC Energy Group, Inc.
#   3.550%, 06/15/25                                  6,200   6,418,748
Wells Fargo & Co.
    3.000%, 02/19/25                                  3,526   3,512,206
#   3.000%, 04/22/26                                  5,000   4,922,335
Westpac Banking Corp.
    2.850%, 05/13/26                                  1,500   1,472,885
    2.700%, 08/19/26                                 10,595  10,228,328
    3.350%, 03/08/27                                  7,000   7,074,354
WestRock MWV LLC
    8.200%, 01/15/30                                  1,885   2,667,077
    7.950%, 02/15/31                                  3,112   4,370,378
Whirlpool Corp.
    3.700%, 05/01/25                                  2,468   2,559,617

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                       --------- --------------
Williams Partners L.P.
      4.000%, 09/15/25                                     3,000 $    3,081,729
Wisconsin Electric Power Co.
      3.100%, 06/01/25                                     1,763      1,785,395
Wyndham Worldwide Corp.
      3.900%, 03/01/23                                     3,904      4,046,648
Xerox Corp.
#     3.800%, 05/15/24                                     2,276      2,298,375
Zimmer Biomet Holdings, Inc.
      3.550%, 04/01/25                                     3,000      3,036,813
                                                                 --------------
TOTAL BONDS                                                       1,555,787,754
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (1.6%)
U.S. Treasury Bonds
#     6.250%, 05/15/30                                    20,000     28,466,400
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,642,509,886
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund                   8,242,350     95,380,476
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,722,039,997)^^                                          $1,737,890,362
                                                                 ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations                  --    $   58,255,732   --    $   58,255,732
Bonds                               --     1,555,787,754   --     1,555,787,754
U.S. Treasury Obligations           --        28,466,400   --        28,466,400
Securities Lending Collateral       --        95,380,476   --        95,380,476
                                    --    --------------   --    --------------
TOTAL                               --    $1,737,890,362   --    $1,737,890,362
                                    ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
BONDS -- (97.5%)

AUSTRALIA -- (1.7%)
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22                                          1,500  $1,540,292
Macquarie Group, Ltd.
##  6.000%, 01/14/20                                          1,150   1,249,921
National Australia Bank, Ltd.
    2.625%, 07/23/20                                            500     506,746
    2.800%, 01/10/22                                          1,000   1,015,540
    2.500%, 05/22/22                                          1,500   1,497,885
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18                                            835     843,350
Westpac Banking Corp.
    2.300%, 05/26/20                                            441     444,204
    2.600%, 11/23/20                                          1,000   1,014,286
                                                                     ----------
TOTAL AUSTRALIA                                                       8,112,224
                                                                     ----------
BELGIUM -- (0.4%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21                                          1,700   1,728,694
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                            225     243,998
                                                                     ----------
TOTAL BELGIUM                                                         1,972,692
                                                                     ----------
CANADA -- (3.7%)
Bank of Montreal
    1.900%, 08/27/21                                          1,000     991,558
Bank of Nova Scotia (The)
    4.375%, 01/13/21                                          1,300   1,390,498
    2.700%, 03/07/22                                          2,000   2,022,106
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22                                          2,000   2,000,246
Canadian National Railway Co.
    2.850%, 12/15/21                                            565     579,491
Canadian Natural Resources, Ltd.
#   3.450%, 11/15/21                                          2,800   2,896,331
Cenovus Energy, Inc.
    5.700%, 10/15/19                                            800     843,920
Goldcorp, Inc.
    3.625%, 06/09/21                                          1,700   1,764,520
Husky Energy, Inc.
    7.250%, 12/15/19                                            925   1,034,718
Kinross Gold Corp.
    5.125%, 09/01/21                                          1,250   1,327,733
Province of Ontario Canada
    2.250%, 05/18/22                                          1,000   1,002,581
Toronto-Dominion Bank (The)
    2.125%, 04/07/21                                          1,000   1,002,028

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
     1.800%, 07/13/21                                        1,000  $   989,157
                                                                    -----------
TOTAL CANADA                                                         17,844,887
                                                                    -----------
DENMARK -- (0.8%)
AP Moeller - Maersk A.S.
##   2.875%, 09/28/20                                        1,000    1,018,669
Danske Bank A.S.
##   2.750%, 09/17/20                                        1,500    1,526,767
##   2.800%, 03/10/21                                          700      712,113
Nordea Bank AB
##   2.500%, 09/17/20                                          500      505,609
                                                                    -----------
TOTAL DENMARK                                                         3,763,158
                                                                    -----------
FINLAND -- (0.2%)
Nokia Oyj
     3.375%, 06/12/22                                        1,163    1,176,805
                                                                    -----------
FRANCE -- (2.9%)
Airgas, Inc.
     3.050%, 08/01/20                                          700      718,557
BNP Paribas SA
     5.000%, 01/15/21                                        1,031    1,127,051
BPCE SA
     2.650%, 02/03/21                                        1,700    1,717,501
     2.750%, 12/02/21                                        1,000    1,011,576
Danone SA
##   2.077%, 11/02/21                                        2,770    2,738,613
Electricite de France SA
##   2.350%, 10/13/20                                        1,470    1,483,762
Orange SA
     5.375%, 07/08/19                                          200      212,999
     4.125%, 09/14/21                                          900      963,077
Pernod Ricard SA
##   5.750%, 04/07/21                                        2,000    2,235,188
Societe Generale SA
##   2.625%, 09/16/20                                        1,000    1,013,603
###  2.500%, 04/08/21                                        1,000    1,005,104
                                                                    -----------
TOTAL FRANCE                                                         14,227,031
                                                                    -----------
GERMANY -- (2.0%)
BMW US Capital LLC
##   2.000%, 04/11/21                                        2,335    2,325,943
Daimler Finance North America LLC
##   2.850%, 01/06/22                                        1,000    1,013,030
Deutsche Bank AG
     6.000%, 09/01/17                                          280      280,916
     2.950%, 08/20/20                                        1,000    1,010,671
     3.125%, 01/13/21                                          500      506,546
     1.500%, 01/20/22                                  EUR   1,000    1,223,370

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
 GERMANY -- (Continued)
 Deutsche Telekom International Finance BV
 ##  1.950%, 09/19/21                                        1,500  $1,468,737
 EMD Finance LLC
 ##  2.950%, 03/19/22                                          788     804,697
 Siemens Financieringsmaatschappij NV
 ##  1.700%, 09/15/21                                        1,000     981,365
                                                                    ----------
 TOTAL GERMANY                                                       9,615,275
                                                                    ----------
 IRELAND -- (1.0%)
 Allergan Funding SCS
     3.450%, 03/15/22                                        2,000   2,080,160
 GE Capital International Funding Co., Unlimited Co.
     2.342%, 11/15/20                                        1,500   1,515,981
 Perrigo Finance Unlimited Co.
     3.500%, 03/15/21                                        1,180   1,217,139
                                                                    ----------
 TOTAL IRELAND                                                       4,813,280
                                                                    ----------
 ITALY -- (0.9%)
 Intesa Sanpaolo SpA
     3.875%, 01/15/19                                        1,075   1,101,080
 Italy Buoni Poliennali Del Tesoro
     1.200%, 04/01/22                                   EUR  2,820   3,403,007
                                                                    ----------
 TOTAL ITALY                                                         4,504,087
                                                                    ----------
 JAPAN -- (3.3%)
 American Honda Finance Corp.
     2.450%, 09/24/20                                          885     899,921
 Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
 ##  2.300%, 03/05/20                                        1,071   1,074,231
     0.875%, 03/11/22                                   EUR  1,100   1,322,536
 Beam Suntory, Inc.
     1.750%, 06/15/18                                          200     199,738
 Daiwa Securities Group, Inc.
 ##  3.129%, 04/19/22                                        1,500   1,516,896
 Japan Bank for International Cooperation
     2.000%, 11/04/21                                        2,000   1,974,784
 Mizuho Bank, Ltd.
 ##  2.450%, 04/16/19                                        1,000   1,007,917
 ##  2.700%, 10/20/20                                          500     505,392
 Mizuho Financial Group, Inc.
 ##  2.632%, 04/12/21                                          800     802,130
 Nissan Motor Acceptance Corp.
 ##  2.550%, 03/08/21                                        1,500   1,511,507
 Nomura Holdings, Inc.
     6.700%, 03/04/20                                          500     554,827
     6.700%, 03/04/20                                          300     332,918

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 JAPAN -- (Continued)
 SoftBank Group Corp.
 ##  4.500%, 04/15/20                                       1,310  $ 1,349,300
 Sumitomo Mitsui Banking Corp.
     2.450%, 01/16/20                                         625      631,278
     1.000%, 01/19/22                                  EUR  1,000    1,209,908
 Sumitomo Mitsui Financial Group, Inc.
     2.058%, 07/14/21                                       1,000      985,859
                                                                   -----------
 TOTAL JAPAN                                                        15,879,142
                                                                   -----------
 NETHERLANDS -- (2.4%)
 ABN AMRO Bank NV
 ##  2.450%, 06/04/20                                       1,375    1,388,342
 ArcelorMittal
     5.125%, 06/01/20                                       1,243    1,311,365
                                                                   -----------
 Cooperatieve Rabobank UA
     2.500%, 01/19/21                                         800      809,163
 Heineken NV
 ##  3.400%, 04/01/22                                       1,011    1,058,150
 ING Bank NV
 ##  2.500%, 10/01/19                                         250      252,246
 ##  2.750%, 03/22/21                                       1,500    1,522,996
 Koninklijke Philips NV
     3.750%, 03/15/22                                       1,000    1,054,471
 LyondellBasell Industries NV
     5.000%, 04/15/19                                         536      559,674
     6.000%, 11/15/21                                       1,677    1,903,532
 Mylan NV
     3.750%, 12/15/20                                         885      923,020
 Shell International Finance BV
     1.875%, 05/10/21                                       1,000      993,012
                                                                   -----------
 TOTAL NETHERLANDS                                                  11,775,971
                                                                   -----------
 NORWAY -- (0.2%)
 Statoil ASA
     2.900%, 11/08/20                                       1,000    1,026,013
                                                                   -----------
 S.GEORGIA/S.SAN -- (0.3%)
 Credit Suisse Group Funding Guernsey, Ltd.
     1.250%, 04/14/22                                  EUR  1,100    1,336,884
                                                                   -----------
 SPAIN -- (0.7%)
 Iberdrola Finance Ireland, Ltd.
 ##  5.000%, 09/11/19                                         974    1,030,894
 Santander Holdings USA, Inc.
     2.650%, 04/17/20                                         800      802,957
 Santander UK P.L.C.
     2.375%, 03/16/20                                         130      131,333

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
 SPAIN -- (Continued)
 Telefonica Emisiones SAU
     5.134%, 04/27/20                                          200  $  216,136
     5.462%, 02/16/21                                        1,185   1,307,862
                                                                    ----------
 TOTAL SPAIN                                                         3,489,182
                                                                    ----------
 SWEDEN -- (0.3%)
 Svenska Handelsbanken AB
     2.400%, 10/01/20                                        1,500   1,518,743
                                                                    ----------
 SWITZERLAND -- (0.8%)
 ABB Finance USA, Inc.
     2.875%, 05/08/22                                          500     512,857
 Chubb INA Holdings, Inc.
     2.300%, 11/03/20                                        1,300   1,314,786
 Credit Suisse AG
     3.000%, 10/29/21                                        1,457   1,493,253
 UBS AG
     2.375%, 08/14/19                                          250     252,198
     2.375%, 08/14/19                                          250     252,188
                                                                    ----------
 TOTAL SWITZERLAND                                                   3,825,282
                                                                    ----------
 UNITED KINGDOM -- (6.3%)
 Anglo American Capital P.L.C.
 ##  4.125%, 04/15/21                                          200     207,250
 ##  3.750%, 04/10/22                                        1,000   1,022,500
 Aon P.L.C.
     2.800%, 03/15/21                                        1,500   1,520,739
 AstraZeneca P.L.C.
     2.375%, 11/16/20                                        2,750   2,784,942
 BAE Systems Holdings, Inc.
 ##  2.850%, 12/15/20                                        1,650   1,675,563
 Barclays P.L.C.
     2.750%, 11/08/19                                        1,000   1,012,111
     2.875%, 06/08/20                                        1,000   1,012,229
     1.500%, 04/01/22                                   EUR  1,100   1,350,348
 BAT International Finance P.L.C.
 ##  3.250%, 06/07/22                                        1,000   1,025,688
 Baxalta, Inc.
     2.875%, 06/23/20                                        1,000   1,021,278
 BP Capital Markets P.L.C.
     3.561%, 11/01/21                                        2,000   2,098,574
 CNH Industrial Capital LLC
     3.875%, 10/15/21                                        1,000   1,026,250
 Coca-Cola European Partners US LLC
     3.500%, 09/15/20                                        1,665   1,737,035
     4.500%, 09/01/21                                          270     289,725
 GlaxoSmithKline Capital P.L.C.
     2.850%, 05/08/22                                        1,000   1,028,772
 HSBC Holdings P.L.C.
     3.400%, 03/08/21                                        1,500   1,551,042

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED KINGDOM -- (Continued)
     4.000%, 03/30/22                                         700  $   743,475
 HSBC USA, Inc.
     2.750%, 08/07/20                                         185      188,728
 Lloyds Bank P.L.C.
     2.700%, 08/17/20                                         800      814,972
 Lloyds Banking Group P.L.C.
     3.100%, 07/06/21                                       1,000    1,018,314
     3.000%, 01/11/22                                         600      606,421
 Nationwide Building Society
 ##  2.350%, 01/21/20                                       1,000    1,006,463
 ##  2.450%, 07/27/21                                       2,000    2,003,472
 Santander UK Group Holdings P.L.C.
     2.875%, 08/05/21                                       1,000    1,003,883
 Sky P.L.C.
 ##  2.625%, 09/16/19                                         750      756,228
 TechnipFMC P.L.C.
 ##  2.000%, 10/01/17                                         365      365,003
 Unilever Capital Corp.
     4.250%, 02/10/21                                       1,613    1,731,231
                                                                   -----------
 TOTAL UNITED KINGDOM                                               30,602,236
                                                                   -----------
 UNITED STATES -- (69.6%)
 21st Century Fox America, Inc.
     4.500%, 02/15/21                                       1,000    1,073,083
 Abbott Laboratories
     4.125%, 05/27/20                                       1,000    1,055,993
     2.800%, 09/15/20                                       1,000    1,018,880
 AbbVie, Inc.
     2.500%, 05/14/20                                       1,400    1,421,910
 Advance Auto Parts, Inc.
     5.750%, 05/01/20                                         985    1,068,356
 AES Corp.
     7.375%, 07/01/21                                         787      899,147
 Aetna, Inc.
     4.125%, 06/01/21                                         916      970,232
 Agilent Technologies, Inc.
     5.000%, 07/15/20                                       1,000    1,074,890
 Ally Financial, Inc.
     7.500%, 09/15/20                                         500      566,250
     4.125%, 02/13/22                                         500      514,375
 Amazon.com, Inc.
     3.300%, 12/05/21                                       1,000    1,047,841
 Ameren Corp.
     2.700%, 11/15/20                                       1,525    1,548,932
 American Express Credit Corp.
     2.600%, 09/14/20                                       1,000    1,017,730
     2.250%, 05/05/21                                       1,000    1,001,675
 American International Group, Inc.
     3.375%, 08/15/20                                       1,000    1,035,464
     3.300%, 03/01/21                                         500      516,368

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
  UNITED STATES -- (Continued)
  Ameriprise Financial, Inc.
      5.300%, 03/15/20                                       1,017  $1,101,109
  AmerisourceBergen Corp.
      3.500%, 11/15/21                                       1,257   1,307,244
  Amgen, Inc.
      4.100%, 06/15/21                                       2,000   2,128,772
  Anixter, Inc.
      5.125%, 10/01/21                                       1,175   1,251,375
  Anthem, Inc.
      4.350%, 08/15/20                                       1,000   1,063,904
  Apache Corp.
      3.250%, 04/15/22                                       2,359   2,406,914
  Apple, Inc.
      2.300%, 05/11/22                                         500     501,655
  Arconic, Inc.
      5.870%, 02/23/22                                       1,000   1,097,500
  Associated Banc-Corp
      2.750%, 11/15/19                                       1,294   1,306,301
  AT&T, Inc.
      4.600%, 02/15/21                                         600     641,704
      2.800%, 02/17/21                                         500     508,067
      5.000%, 03/01/21                                       1,200   1,304,962
      3.875%, 08/15/21                                         300     314,786
  Autodesk, Inc.
      3.125%, 06/15/20                                         750     767,060
  AutoZone, Inc.
      2.500%, 04/15/21                                       1,695   1,695,654
  Baker Hughes a GE Co. LLC
      3.200%, 08/15/21                                         309     319,384
  Ball Corp.
      4.375%, 12/15/20                                         500     523,750
      5.000%, 03/15/22                                         500     538,075
  Bank of America Corp.
      2.625%, 10/19/20                                         900     912,937
      5.700%, 01/24/22                                       1,000   1,131,912
  Bank of New York Mellon Corp. (The)
      2.450%, 11/27/20                                         301     305,241
      2.600%, 02/07/22                                       1,000   1,009,172
  Baxter International, Inc.
      1.700%, 08/15/21                                       1,500   1,467,598
  BB&T Corp.
      2.450%, 01/15/20                                         200     203,094
  Becton Dickinson and Co.
      3.125%, 11/08/21                                       2,700   2,760,502
  Bemis Co., Inc.
      4.500%, 10/15/21                                         500     534,523
  Best Buy Co., Inc.
  #   5.500%, 03/15/21                                       2,000   2,174,826
  Biogen, Inc.
      2.900%, 09/15/20                                       1,300   1,334,111

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
  UNITED STATES -- (Continued)
  Boston Scientific Corp.
      6.000%, 01/15/20                                         500  $  545,683
      2.850%, 05/15/20                                         700     710,453
  Buckeye Partners L.P.
      6.050%, 01/15/18                                         300     305,571
  Burlington Northern Santa Fe LLC
      3.450%, 09/15/21                                       1,000   1,045,407
  CA, Inc.
      5.375%, 12/01/19                                         700     750,913
  CalAtlantic Group, Inc.
      6.625%, 05/01/20                                         600     663,000
      8.375%, 01/15/21                                         500     586,250
  Capital One Financial Corp.
      2.450%, 04/24/19                                         300     302,222
      4.750%, 07/15/21                                       1,900   2,059,110
  Carpenter Technology Corp.
      5.200%, 07/15/21                                       1,420   1,484,773
  Caterpillar Financial Services Corp.
      1.700%, 08/09/21                                       1,000     983,888
  Caterpillar, Inc.
      3.900%, 05/27/21                                       1,000   1,070,149
  CBS Corp.
      5.750%, 04/15/20                                       1,125   1,230,510
      3.375%, 03/01/22                                       1,000   1,034,322
  CF Industries, Inc.
      6.875%, 05/01/18                                         750     776,737
  Charles Schwab Corp. (The)
      4.450%, 07/22/20                                         200     214,017
  Chevron Corp.
      2.100%, 05/16/21                                         657     658,131
      2.498%, 03/03/22                                       1,000   1,012,471
  Choice Hotels International, Inc.
      5.750%, 07/01/22                                         600     666,000
  Cigna Corp.
      4.000%, 02/15/22                                         400     425,000
  CIT Group, Inc.
      5.375%, 05/15/20                                         200     216,000
  Citigroup, Inc.
      2.400%, 02/18/20                                       1,500   1,512,324
      2.700%, 03/30/21                                       1,100   1,112,823
  Citizens Bank NA
      2.450%, 12/04/19                                         994   1,002,927
      2.550%, 05/13/21                                       1,600   1,605,667
      2.650%, 05/26/22                                       1,000   1,001,382
  CMS Energy Corp.
      8.750%, 06/15/19                                         311     348,393
      5.050%, 03/15/22                                         500     549,533
  CNA Financial Corp.
      5.875%, 08/15/20                                       1,595   1,763,764
      5.750%, 08/15/21                                         720     803,726

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
  UNITED STATES -- (Continued)
  CNO Financial Group, Inc.
  #   4.500%, 05/30/20                                       1,000  $1,037,500
  Comcast Corp.
      3.125%, 07/15/22                                       1,000   1,041,209
  Comerica Bank
      2.500%, 06/02/20                                       1,000   1,005,798
  ConocoPhillips Co.
  #   4.200%, 03/15/21                                       1,800   1,925,023
  Consolidated Edison, Inc.
      2.000%, 05/15/21                                       1,860   1,844,726
  Constellation Brands, Inc.
      2.700%, 05/09/22                                       2,475   2,491,503
  Corning, Inc.
      4.250%, 08/15/20                                       1,000   1,065,752
  CSX Corp.
  #   3.700%, 10/30/20                                       1,330   1,391,165
  CVS Health Corp.
      2.800%, 07/20/20                                         500     511,077
      4.125%, 05/15/21                                         800     849,004
      2.125%, 06/01/21                                         500     496,851
  DCP Midstream Operating L.P.
      4.950%, 04/01/22                                       1,100   1,128,875
  Discovery Communications LLC
      5.625%, 08/15/19                                         398     424,901
      4.375%, 06/15/21                                       2,176   2,302,025
  Dominion Energy Gas Holdings LLC
      2.800%, 11/15/20                                         250     254,060
  Dominion Energy, Inc.
      2.500%, 12/01/19                                       1,195   1,206,778
      4.450%, 03/15/21                                         850     911,906
  Dover Corp.
      4.300%, 03/01/21                                         497     529,015
  Dow Chemical Co. (The)
      4.250%, 11/15/20                                       1,900   2,019,052
  Dr. Pepper Snapple Group, Inc.
      2.000%, 01/15/20                                       1,000     998,694
  DTE Energy Co.
      2.400%, 12/01/19                                         700     705,364
  Eastman Chemical Co.
      4.500%, 01/15/21                                          34      36,246
  eBay, Inc.
      2.875%, 08/01/21                                       1,500   1,522,968
  Ecolab, Inc.
      4.350%, 12/08/21                                       1,500   1,633,068
  Edgewell Personal Care Co.
      4.700%, 05/19/21                                         900     959,625
  Edwards Lifesciences Corp.
      2.875%, 10/15/18                                          75      75,776
  Electronic Arts, Inc.
      3.700%, 03/01/21                                       1,962   2,051,493

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
  UNITED STATES -- (Continued)
  EMC Corp.
      2.650%, 06/01/20                                       1,000  $  986,580
  Enterprise Products Operating LLC
      5.250%, 01/31/20                                         400     430,070
      2.850%, 04/15/21                                       1,500   1,523,671
  ERAC USA Finance LLC
  ##  2.350%, 10/15/19                                         370     372,352
  Eversource Energy
      4.500%, 11/15/19                                         536     564,291
      2.500%, 03/15/21                                         900     899,652
  Exelon Corp.
      5.150%, 12/01/20                                         600     651,005
  Exelon Generation Co. LLC
      5.200%, 10/01/19                                         500     534,024
      2.950%, 01/15/20                                         400     408,424
      4.000%, 10/01/20                                       1,000   1,045,613
      4.250%, 06/15/22                                         500     530,960
  Express Scripts Holding Co.
      3.300%, 02/25/21                                       2,000   2,060,474
      3.900%, 02/15/22                                         500     525,144
  Exxon Mobil Corp.
      2.222%, 03/01/21                                       1,968   1,986,759
  FedEx Corp.
      2.300%, 02/01/20                                         205     206,855
  Fidelity National Information Services, Inc.
      2.250%, 08/15/21                                       2,000   1,985,998
  Fifth Third Bancorp
      2.300%, 03/01/19                                         134     134,880
      2.875%, 07/27/20                                       1,000   1,023,600
  Ford Motor Credit Co. LLC
      3.157%, 08/04/20                                         375     383,438
      3.200%, 01/15/21                                         800     815,373
      3.336%, 03/18/21                                       1,500   1,535,668
  Fortune Brands Home & Security, Inc.
      3.000%, 06/15/20                                         500     507,667
  Gap, Inc. (The)
  #   5.950%, 04/12/21                                         996   1,081,029
  GATX Corp.
      2.500%, 07/30/19                                         500     504,510
  General Mills, Inc.
      3.150%, 12/15/21                                         985   1,017,037
  General Motors Financial Co., Inc.
      3.200%, 07/06/21                                       2,800   2,845,528
  Georgia Power Co.
      4.250%, 12/01/19                                         700     735,034
  Gilead Sciences, Inc.
      2.550%, 09/01/20                                       1,000   1,020,457
      4.400%, 12/01/21                                       2,005   2,174,733
  Goldman Sachs Group, Inc. (The)
      5.375%, 03/15/20                                         500     540,794

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
   UNITED STATES -- (Continued)
       2.625%, 04/25/21                                    1,000  $1,004,329
       5.250%, 07/27/21                                      750     826,202
       5.750%, 01/24/22                                      957   1,079,410
   Graphic Packaging International, Inc.
       4.750%, 04/15/21                                      600     632,625
   Great Plains Energy, Inc.
       4.850%, 06/01/21                                      915     976,204
   Harley-Davidson Financial Services, Inc.
   ##  2.150%, 02/26/20                                      168     167,772
   ##  2.550%, 06/09/22                                    3,000   2,985,117
   Harris Corp.
       2.700%, 04/27/20                                    1,570   1,584,157
   Hartford Financial Services Group, Inc. (The)
       5.500%, 03/30/20                                      750     814,765
       5.125%, 04/15/22                                      400     445,581
   Hasbro, Inc.
       3.150%, 05/15/21                                    1,384   1,415,865
   Hewlett Packard Enterprise Co.
       3.600%, 10/15/20                                    1,986   2,055,013
   Home Depot, Inc. (The)
       2.000%, 04/01/21                                    1,444   1,445,666
   HP, Inc.
       4.300%, 06/01/21                                    1,370   1,455,300
       4.375%, 09/15/21                                      800     853,438
       4.650%, 12/09/21                                      400     432,181
   Huntington Bancshares, Inc.
       3.150%, 03/14/21                                    1,500   1,537,081
       2.300%, 01/14/22                                      400     395,686
   Huntington National Bank (The)
       2.400%, 04/01/20                                    1,000   1,009,475
   Indiana Michigan Power Co.
       7.000%, 03/15/19                                    1,000   1,079,925
   Integrys Holding, Inc.
       4.170%, 11/01/20                                    1,180   1,245,663
   Intercontinental Exchange, Inc.
       2.750%, 12/01/20                                    1,000   1,021,430
   JB Hunt Transport Services, Inc.
       2.400%, 03/15/19                                      225     226,348
   Jefferies Group LLC
       5.125%, 04/13/18                                      250     255,607
   JM Smucker Co. (The)
       2.500%, 03/15/20                                    1,700   1,719,324
   John Deere Capital Corp.
       2.550%, 01/08/21                                    1,496   1,519,184
   JPMorgan Chase & Co.
       2.250%, 01/23/20                                      500     503,764
       2.550%, 10/29/20                                    1,400   1,419,904
       4.625%, 05/10/21                                      500     541,401

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
   UNITED STATES -- (Continued)
   Kellogg Co.
       4.000%, 12/15/20                                    1,300  $1,375,838
   KeyCorp
       2.900%, 09/15/20                                      700     715,017
   Kohl's Corp.
   #   4.000%, 11/01/21                                    2,500   2,575,342
   Kraft Heinz Foods Co.
       2.800%, 07/02/20                                    2,174   2,217,245
   #   3.500%, 06/06/22                                      400     415,195
   Kroger Co. (The)
       3.300%, 01/15/21                                    1,167   1,201,211
   L Brands, Inc.
       5.625%, 02/15/22                                    1,000   1,047,500
   L3 Technologies, Inc.
       4.750%, 07/15/20                                    1,000   1,071,814
       4.950%, 02/15/21                                      164     176,791
   Laboratory Corp. of America Holdings
       2.625%, 02/01/20                                      995   1,005,846
       3.200%, 02/01/22                                      900     921,915
   Lam Research Corp.
       2.750%, 03/15/20                                      250     255,062
   Legg Mason, Inc.
       2.700%, 07/15/19                                      823     831,428
   Leidos Holdings, Inc.
       4.450%, 12/01/20                                    1,000   1,055,000
   Lennar Corp.
       4.125%, 01/15/22                                    1,400   1,441,118
   Liberty Mutual Group, Inc.
   ##  5.000%, 06/01/21                                    2,400   2,614,351
   Lincoln National Corp.
       6.250%, 02/15/20                                      300     329,349
       4.850%, 06/24/21                                      880     953,854
   Lockheed Martin Corp.
       2.500%, 11/23/20                                      500     508,898
   Lowe's Cos., Inc.
       3.750%, 04/15/21                                    2,000   2,113,296
   Macy's Retail Holdings, Inc.
   #   3.450%, 01/15/21                                    1,500   1,502,664
   Manufacturers & Traders Trust Co.
       2.100%, 02/06/20                                      500     502,255
       2.500%, 05/18/22                                    2,300   2,307,588
   Marathon Petroleum Corp.
       3.400%, 12/15/20                                    2,100   2,173,897
   Marriott International, Inc.
       2.875%, 03/01/21                                      800     813,299
   Marsh & McLennan Cos., Inc.
       2.350%, 03/06/20                                      500     504,470
       2.750%, 01/30/22                                    2,260   2,289,127
   Mattel, Inc.
       2.350%, 05/06/19                                      800     801,288

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
    2.350%, 08/15/21                                     1,900  $1,869,115
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                       200     201,689
McDonald's Corp.
    2.750%, 12/09/20                                     2,070   2,124,427
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                     1,830   1,885,484
Meritage Homes Corp.
    7.150%, 04/15/20                                     1,000   1,105,000
MetLife, Inc.
    4.750%, 02/08/21                                     2,441   2,658,330
Molson Coors Brewing Co.
    2.100%, 07/15/21                                     2,000   1,976,498
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                     3,000   2,939,661
Monsanto Co.
    2.125%, 07/15/19                                       800     803,710
Morgan Stanley
    2.500%, 04/21/21                                     1,000   1,003,487
    5.500%, 07/28/21                                       200     222,593
    3.125%, 08/05/21                               CAD   1,100     901,334
    2.625%, 11/17/21                                     1,500   1,505,667
Mosaic Co. (The)
    3.750%, 11/15/21                                     2,000   2,085,320
Nasdaq, Inc.
    5.550%, 01/15/20                                       365     395,057
NetApp, Inc.
    3.375%, 06/15/21                                     2,000   2,055,146
Newell Brands, Inc.
    2.875%, 12/01/19                                       250     255,390
Newfield Exploration Co.
    5.750%, 01/30/22                                     1,200   1,267,500
Newmont Mining Corp.
    3.500%, 03/15/22                                     1,000   1,039,245
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                     1,400   1,410,273
    4.500%, 06/01/21                                     1,000   1,071,996
Nissan Motor Acceptance Corp.
##  2.650%, 07/13/22                                     1,000   1,004,727
Noble Energy, Inc.
    4.150%, 12/15/21                                     1,676   1,772,605
Nordstrom, Inc.
    4.750%, 05/01/20                                     1,000   1,052,471
#   4.000%, 10/15/21                                     1,000   1,041,186
NuStar Logistics L.P.
    6.750%, 02/01/21                                     1,083   1,180,470
Nuveen Finance LLC
##  2.950%, 11/01/19                                     1,050   1,068,453
NVIDIA Corp.
    2.200%, 09/16/21                                       993     988,824

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Occidental Petroleum Corp.
    4.100%, 02/01/21                                     1,960  $2,092,712
    3.125%, 02/15/22                                       476     492,234
Omnicom Group, Inc.
    4.450%, 08/15/20                                     1,000   1,067,555
    3.625%, 05/01/22                                     1,400   1,466,448
ONEOK Partners L.P.
    2.000%, 10/01/17                                        81      81,009
ONEOK, Inc.
    4.250%, 02/01/22                                     1,066   1,116,997
Oracle Corp.
    2.500%, 05/15/22                                     1,000   1,014,001
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                       500     519,877
    4.250%, 05/15/21                                       797     847,247
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                     1,323   1,352,999
##  3.375%, 02/01/22                                     1,700   1,757,254
PepsiCo, Inc.
    2.150%, 10/14/20                                     1,000   1,009,246
Phillips 66
    4.300%, 04/01/22                                     1,500   1,611,711
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18                                       200     206,549
PNC Bank NA
    2.550%, 12/09/21                                     1,000   1,012,414
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20                                     2,000   2,136,442
Priceline Group, Inc. (The)
    0.800%, 03/10/22                               EUR   2,200   2,623,357
Progress Energy, Inc.
    4.400%, 01/15/21                                     1,100   1,168,615
Prudential Financial, Inc.
    5.375%, 06/21/20                                       301     328,881
    4.500%, 11/15/20                                     2,000   2,149,704
PSEG Power LLC
    2.450%, 11/15/18                                     1,163   1,169,055
QUALCOMM, Inc.
    3.000%, 05/20/22                                     1,145   1,181,138
Quest Diagnostics, Inc.
    2.700%, 04/01/19                                       200     202,782
Radian Group, Inc.
    7.000%, 03/15/21                                     1,100   1,230,625
Regions Financial Corp.
    3.200%, 02/08/21                                     1,700   1,742,272
Republic Services, Inc.
    5.500%, 09/15/19                                       700     751,656
Reynolds American, Inc.
    6.875%, 05/01/20                                       500     562,659

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- ----------
UNITED STATES -- (Continued)
Rockies Express Pipeline LLC
##  5.625%, 04/15/20                                    1,100  $1,163,602
Rockwell Collins, Inc.
    2.800%, 03/15/22                                    2,000   2,027,600
Roper Technologies, Inc.
    3.000%, 12/15/20                                    1,200   1,230,022
    2.800%, 12/15/21                                    1,000   1,011,051
Ryder System, Inc.
    2.500%, 05/11/20                                    1,250   1,262,620
    3.450%, 11/15/21                                      900     936,777
SCANA Corp.
    6.250%, 04/01/20                                      550     596,000
    4.750%, 05/15/21                                    1,000   1,052,624
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                      575     581,219
    2.800%, 06/15/20                                      550     556,940
Southern Co. (The)
    2.750%, 06/15/20                                      250     253,818
Southern Power Co.
    2.500%, 12/15/21                                      898     898,719
Southwest Airlines Co.
    2.750%, 11/06/19                                    1,400   1,422,819
Starbucks Corp.
    2.100%, 02/04/21                                      796     801,156
State Street Corp.
    2.550%, 08/18/20                                    1,900   1,938,650
    1.950%, 05/19/21                                      500     496,968
Stryker Corp.
    2.625%, 03/15/21                                    2,086   2,126,886
SunTrust Banks, Inc.
    2.900%, 03/03/21                                      900     916,793
Symantec Corp.
    4.200%, 09/15/20                                    1,000   1,055,000
Sysco Corp.
    2.600%, 10/01/20                                    1,000   1,014,658
T-Mobile USA, Inc.
#   4.000%, 04/15/22                                    1,100   1,146,750
Target Corp.
    2.900%, 01/15/22                                    1,750   1,809,400
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                      286     309,459
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21                                    1,600   1,716,565
Time Warner Cable, Inc.
    5.000%, 02/01/20                                    1,100   1,171,138
Time Warner, Inc.
    2.100%, 06/01/19                                      105     105,256
Toll Brothers Finance Corp.
    5.875%, 02/15/22                                    1,100   1,221,000
Total System Services, Inc.
    3.800%, 04/01/21                                      234     244,091

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Toyota Motor Credit Corp.
    2.600%, 01/11/22                                     5,776  $5,896,776
Travelers Cos., Inc. (The)
    3.900%, 11/01/20                                     1,000   1,058,146
TRI Pointe Group, Inc.
    4.875%, 07/01/21                                     1,100   1,155,000
Tupperware Brands Corp.
    4.750%, 06/01/21                                     1,700   1,818,570
Tyson Foods, Inc.
    4.500%, 06/15/22                                     1,000   1,088,827
U.S. Bancorp
    2.350%, 01/29/21                                     1,500   1,513,750
Union Pacific Corp.
    1.800%, 02/01/20                                       250     249,964
United Continental Holdings, Inc.
#   6.000%, 12/01/20                                     1,000   1,087,500
United Parcel Service, Inc.
    3.125%, 01/15/21                                     1,285   1,339,517
UnitedHealth Group, Inc.
    2.125%, 03/15/21                                     1,200   1,201,170
    2.875%, 12/15/21                                       500     513,014
Unum Group
    3.000%, 05/15/21                                     1,000   1,010,853
US Bancorp
    2.625%, 01/24/22                                     1,000   1,014,347
Verizon Communications, Inc.
    3.450%, 03/15/21                                     2,000   2,073,142
    3.500%, 11/01/21                                       500     517,994
VF Corp.
    3.500%, 09/01/21                                     1,040   1,085,726
Viacom, Inc.
    2.750%, 12/15/19                                       598     605,298
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21                                     1,000   1,036,144
Walt Disney Co. (The)
    2.150%, 09/17/20                                     1,000   1,007,634
Waste Management, Inc.
    4.600%, 03/01/21                                     1,288   1,389,905
Wells Fargo & Co.
    2.500%, 03/04/21                                     2,000   2,015,460
    2.094%, 04/25/22                               CAD   2,000   1,563,601
Western Gas Partners L.P.
    2.600%, 08/15/18                                       700     702,366
Western Union Co. (The)
    5.253%, 04/01/20                                     1,000   1,065,712
Whirlpool Corp.
    4.850%, 06/15/21                                       436     474,940
Williams Cos., Inc. (The)
    7.875%, 09/01/21                                     1,000   1,170,000
Williams Partners L.P.
    4.000%, 11/15/21                                     1,848   1,933,108

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         --------- ------------
UNITED STATES -- (Continued)
Wm Wrigley Jr Co.
##    2.900%, 10/21/19                                         250 $    254,422
WR Grace & Co.
##    5.125%, 10/01/21                                         750      806,250
Wyndham Worldwide Corp.
      4.250%, 03/01/22                                       2,400    2,529,713
Xcel Energy, Inc.
      2.400%, 03/15/21                                       2,000    2,014,968
Xilinx, Inc.
      3.000%, 03/15/21                                         989    1,010,791
ZF North America Capital, Inc.
##    4.500%, 04/29/22                                       1,100    1,155,000
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20                                       2,000    2,024,228
                                                                   ------------
TOTAL UNITED STATES                                                 338,937,067
                                                                   ------------
TOTAL BONDS                                                         474,419,959
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         474,419,959
                                                                   ------------

                                                          SHARES
                                                         ---------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund                     1,051,767   12,171,049
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $483,573,497)^^                                              $486,591,008
                                                                   ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia                          --    $  8,112,224    --    $  8,112,224
   Belgium                            --       1,972,692    --       1,972,692
   Canada                             --      17,844,887    --      17,844,887
   Denmark                            --       3,763,158    --       3,763,158
   Finland                            --       1,176,805    --       1,176,805
   France                             --      14,227,031    --      14,227,031
   Germany                            --       9,615,275    --       9,615,275
   Ireland                            --       4,813,280    --       4,813,280
   Italy                              --       4,504,087    --       4,504,087
   Japan                              --      15,879,142    --      15,879,142
   Netherlands                        --      11,775,971    --      11,775,971
   Norway                             --       1,026,013    --       1,026,013
   S.Georgia/S.San                    --       1,336,884    --       1,336,884
   Spain                              --       3,489,182    --       3,489,182
   Sweden                             --       1,518,743    --       1,518,743
   Switzerland                        --       3,825,282    --       3,825,282
   United Kingdom                     --      30,602,236    --      30,602,236
   United States                      --     338,937,067    --     338,937,067
Securities Lending Collateral         --      12,171,049    --      12,171,049
Forward Currency Contracts**          --        (338,200)   --        (338,200)
                                      --    ------------    --    ------------
TOTAL                                 --    $486,252,808    --    $486,252,808
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)     VALUE+
                                                       ------- ------------
BONDS -- (50.9%)
AUSTRALIA -- (2.0%)
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19                                     576  $    581,560
     3.700%, 11/16/25                                   6,110     6,449,857
BHP Billiton Finance USA, Ltd.
     2.875%, 02/24/22                                   1,759     1,806,249
Commonwealth Bank of Australia
     2.250%, 03/13/19                                     529       533,093
     2.300%, 09/06/19                                     558       563,413
     5.000%, 03/19/20                                     793       852,232
#    2.400%, 11/02/20                                   7,680     7,746,255
##   2.850%, 05/18/26                                  23,050    22,516,208
Macquarie Bank, Ltd.
##   3.900%, 01/15/26                                  25,000    26,009,075
National Australia Bank, Ltd.
     2.250%, 07/01/19                                   1,849     1,863,369
     3.375%, 01/14/26                                   3,000     3,056,394
##   3.500%, 01/10/27                                  30,350    31,009,111
Westpac Banking Corp.
     4.875%, 11/19/19                                  17,117    18,242,426
     2.850%, 05/13/26                                   9,037     8,873,638
     2.700%, 08/19/26                                   2,000     1,930,784
     3.350%, 03/08/27                                  27,586    27,879,018
                                                               ------------
TOTAL AUSTRALIA                                                 159,912,682
                                                               ------------
AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18                                   1,964     1,959,809
                                                               ------------
BELGIUM -- (0.3%)
Anheuser-Busch InBev Finance, Inc.
     2.650%, 02/01/21                                   5,000     5,084,395
     2.625%, 01/17/23                                   5,029     5,066,134
     3.650%, 02/01/26                                   3,000     3,102,552
Anheuser-Busch InBev Worldwide, Inc.
     5.375%, 01/15/20                                     317       343,766
     4.375%, 02/15/21                                   2,190     2,358,582
     2.500%, 07/15/22                                   4,635     4,663,181
                                                               ------------
TOTAL BELGIUM                                                    20,618,610
                                                               ------------
CANADA -- (1.8%)
Alberta, Province of Canada
###  1.750%, 08/26/20                                  10,000     9,957,110
Bank of Montreal
     2.375%, 01/25/19                                      32        32,285
     1.900%, 08/27/21                                   8,800     8,725,710
Bank of Nova Scotia (The)
     2.050%, 06/05/19                                   1,162     1,168,042

                                                        FACE
                                                       AMOUNT^
                                                        (000)     VALUE+
                                                       ------- ------------
CANADA -- (Continued)
    4.375%, 01/13/21                                    3,237  $  3,462,341
British Columbia, Province of Canada
    6.500%, 01/15/26                                    8,011    10,132,729
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                    3,059     3,030,206
    3.700%, 02/01/26                                    3,885     4,027,949
Enbridge, Inc.
#   4.000%, 10/01/23                                    2,932     3,092,920
#   3.500%, 06/10/24                                    1,295     1,318,985
Goldcorp, Inc.
    3.625%, 06/09/21                                    4,021     4,173,609
Petro-Canada
    6.050%, 05/15/18                                      589       608,171
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17                                      169       169,733
    3.625%, 03/15/24                                    3,500     3,567,011
#   3.000%, 04/01/25                                    3,500     3,436,895
Province of Manitoba Canada
    2.050%, 11/30/20                                   11,300    11,351,799
Province of Ontario Canada
    1.650%, 09/27/19                                      529       528,019
    3.150%, 06/02/22                              CAD  20,160    16,925,668
#   2.450%, 06/29/22                                    1,101     1,113,592
Quebec, Province of Canada
    2.625%, 02/13/23                                    4,532     4,609,393
Rogers Communications, Inc.
    3.000%, 03/15/23                                    1,786     1,804,233
    4.100%, 10/01/23                                    1,263     1,351,785
Royal Bank of Canada
    2.200%, 07/27/18                                    1,152     1,158,993
    2.350%, 10/30/20                                    5,000     5,047,625
Suncor Energy, Inc.
    3.600%, 12/01/24                                    7,493     7,712,298
Thomson Reuters Corp.
#   4.300%, 11/23/23                                    5,180     5,561,046
    3.850%, 09/29/24                                      670       700,909
Toronto-Dominion Bank (The)
    2.125%, 07/02/19                                    3,703     3,734,420
    2.125%, 04/07/21                                   14,150    14,178,696
    1.994%, 03/23/22                              CAD   5,000     3,946,822
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                              CAD   5,000     3,938,560
TransCanada PipeLines, Ltd.
#   3.800%, 10/01/20                                    1,295     1,362,424
    2.500%, 08/01/22                                    3,310     3,318,546
                                                               ------------
TOTAL CANADA                                                    145,248,524
                                                               ------------
DENMARK -- (0.2%)
Danske Bank A.S.
##  2.750%, 09/17/20                                    1,058     1,076,880

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
DENMARK -- (Continued)
##   2.800%, 03/10/21                                  11,530  $11,729,515
Kommunekredit
     1.125%, 03/15/18                                     982      980,409
Nordea Bank AB
     1.625%, 05/15/18                                     227      227,162
                                                               -----------
TOTAL DENMARK                                                   14,013,966
                                                               -----------
FINLAND -- (0.0%)
Municipality Finance P.L.C.
     1.125%, 04/17/18                                   2,456    2,450,970
                                                               -----------
FRANCE -- (0.9%)
Airgas, Inc.
     3.050%, 08/01/20                                     772      792,466
BNP Paribas SA
     2.375%, 09/14/17                                     346      346,363
     2.450%, 03/17/19                                     949      959,790
     2.375%, 05/21/20                                     710      717,654
#    3.250%, 03/03/23                                   1,942    2,005,886
BPCE SA
     2.500%, 07/15/19                                     476      481,075
#    2.250%, 01/27/20                                   1,166    1,169,363
     2.650%, 02/03/21                                   4,500    4,546,327
     4.000%, 04/15/24                                  10,914   11,577,702
Credit Agricole SA
##   2.750%, 06/10/20                                   1,125    1,144,403
#    3.875%, 04/15/24                                   8,591    9,100,446
Electricite de France SA
###  3.625%, 10/13/25                                   3,500    3,618,177
Pernod Ricard SA
##   4.450%, 01/15/22                                   6,474    6,988,418
###  3.250%, 06/08/26                                  15,000   15,059,955
Sanofi
     1.250%, 04/10/18                                   1,022    1,020,866
Total Capital International SA
     2.125%, 01/10/19                                     853      859,752
     2.100%, 06/19/19                                   3,252    3,279,574
     3.750%, 04/10/24                                   9,712   10,312,464
                                                               -----------
TOTAL FRANCE                                                    73,980,681
                                                               -----------
GERMANY -- (1.2%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19                                  10,364   10,472,594
Bayer U.S. Finance LLC
##   3.375%, 10/08/24                                  12,544   12,908,027
BMW U.S. Capital LLC
##   2.800%, 04/11/26                                   9,944    9,736,668
###  3.300%, 04/06/27                                   5,000    5,061,495
Daimler Finance North America LLC
##   3.250%, 08/01/24                                   2,072    2,107,166
     8.500%, 01/18/31                                   9,000   13,572,630

                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
GERMANY -- (Continued)
Deutsche Bank AG
    2.500%, 02/13/19                                  10,945  $11,014,139
    2.500%, 02/13/19                                   1,058    1,064,652
    2.950%, 08/20/20                                     138      139,473
    3.125%, 01/13/21                                   2,000    2,026,184
    3.700%, 05/30/24                                   9,754    9,908,279
EMD Finance LLC
##  2.950%, 03/19/22                                   5,180    5,289,759
FMS Wertmanagement AoeR
    1.000%, 11/21/17                                   2,456    2,454,074
Kreditanstalt fuer Wiederaufbau
    0.875%, 09/05/17                                     491      490,863
    1.875%, 04/01/19                                     741      745,811
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17                                   1,238    1,237,583
NRW Bank
    1.875%, 07/01/19                                   2,116    2,118,344
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                   3,821    4,725,927
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19                                     879      881,377
##  2.400%, 05/22/20                                     699      702,691
                                                              -----------
TOTAL GERMANY                                                  96,657,736
                                                              -----------
IRELAND -- (0.5%)
Actavis, Inc.
    3.250%, 10/01/22                                   7,650    7,878,115
Allergan Funding SCS
    3.450%, 03/15/22                                  13,031   13,553,282
    3.800%, 03/15/25                                   2,500    2,604,873
Eaton Corp.
    2.750%, 11/02/22                                   5,769    5,840,934
Johnson Controls International P.L.C.
    3.625%, 07/02/24                                     994    1,031,933
Medtronic, Inc.
    3.125%, 03/15/22                                   3,156    3,270,885
    3.500%, 03/15/25                                   2,000    2,097,512
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                     843      869,533
    3.500%, 12/15/21                                   1,594    1,650,359
    3.900%, 12/15/24                                   3,885    3,970,761
                                                              -----------
TOTAL IRELAND                                                  42,768,187
                                                              -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18                                     213      214,850

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^
                                                       (000)     VALUE+
                                                      ------- ------------
ITALY -- (Continued)
    5.250%, 01/12/24                                   7,664  $  8,503,545
                                                              ------------
TOTAL ITALY                                                      8,718,395
                                                              ------------
JAPAN -- (1.3%)
American Honda Finance Corp.
#   2.300%, 09/09/26                                  11,240    10,625,206
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24                                   3,237     3,318,213
Beam Suntory, Inc.
    1.750%, 06/15/18                                   1,964     1,961,431
    3.250%, 06/15/23                                   4,030     4,142,679
Japan Bank for International Cooperation
    1.750%, 07/31/18                                     491       491,211
Japan Finance Organization for Municipalities
    2.500%, 09/12/18                                     814       818,530
    2.125%, 03/06/19                                     528       527,861
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27                                   3,000     3,104,610
Mizuho Bank, Ltd.
##  2.450%, 04/16/19                                     823       829,516
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                   8,200     8,221,837
MUFG Americas Holdings Corp.
    3.500%, 06/18/22                                   5,536     5,708,646
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20                                   1,700     1,703,561
##  2.550%, 03/08/21                                   8,000     8,061,368
Nomura Holdings, Inc.
    6.700%, 03/04/20                                   4,610     5,115,500
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23                                   5,931     6,309,617
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                   2,000     2,039,748
    2.058%, 07/14/21                                   5,000     4,929,295
    3.784%, 03/09/26                                   5,000     5,225,755
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                     902       909,868
    2.625%, 01/10/23                                   6,474     6,540,339
    3.200%, 01/11/27                                  27,291    27,805,271
                                                              ------------
TOTAL JAPAN                                                    108,390,062
                                                              ------------
NETHERLANDS -- (1.6%)
Ahold Finance USA LLC
    6.875%, 05/01/29                                     712       896,985
Airbus SE
##  3.150%, 04/10/27                                   7,500     7,610,850


                                                        FACE
                                                       AMOUNT^
                                                        (000)     VALUE+
                                                       ------- ------------
NETHERLANDS -- (Continued)
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17                                   1,376  $  1,376,216
     2.500%, 01/23/23                                   6,474     6,561,464
Cooperatieve Rabobank UA
     3.875%, 02/08/22                                   9,948    10,599,554
#    3.375%, 05/21/25                                  17,022    17,634,622
Heineken NV
##   2.750%, 04/01/23                                   2,245     2,267,091
ING Bank NV
###  2.050%, 08/15/21                                   5,000     4,946,425
ING Groep NV
     3.950%, 03/29/27                                  10,000    10,478,100
Koninklijke Philips NV
     3.750%, 03/15/22                                   1,503     1,584,870
LYB International Finance II BV
#    3.500%, 03/02/27                                   3,049     3,053,875
LyondellBasell Industries NV
     5.750%, 04/15/24                                   5,827     6,721,258
Mylan NV
     3.950%, 06/15/26                                  15,000    15,338,415
Mylan, Inc.
     4.200%, 11/29/23                                   4,532     4,780,335
Nederlandse Waterschapsbank NV
     1.875%, 03/13/19                                   1,348     1,354,143
Shell International Finance BV
#    2.500%, 09/12/26                                  11,300    10,936,660
Shell International Finance BV
#    2.250%, 11/10/20                                   5,100     5,152,586
     3.400%, 08/12/23                                  10,682    11,210,214
#    2.875%, 05/10/26                                   5,261     5,242,997
                                                               ------------
TOTAL NETHERLANDS                                               127,746,660
                                                               ------------
NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
##   3.450%, 07/17/27                                   6,000     6,046,722
                                                               ------------
NORWAY -- (0.2%)
Kommunalbanken A.S.
     1.000%, 09/26/17                                     392       391,824
     1.750%, 05/28/19                                   2,116     2,121,451
Statoil ASA
     1.150%, 05/15/18                                   1,382     1,377,888
     2.450%, 01/17/23                                   8,794     8,766,589
     2.650%, 01/15/24                                   7,031     6,977,621
                                                               ------------
TOTAL NORWAY                                                     19,635,373
                                                               ------------
SPAIN -- (0.5%)
Iberdrola Finance Ireland, Ltd.
##   5.000%, 09/11/19                                     788       834,029
Santander Holdings USA, Inc.
     4.500%, 07/17/25                                  17,796    18,500,206

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)    VALUE+
                                                       ------- -----------
SPAIN -- (Continued)
Santander UK P.L.C.
    2.500%, 03/14/19                                     1,375 $ 1,388,452
    2.375%, 03/16/20                                       334     337,425
    4.000%, 03/13/24                                     8,891   9,419,605
Telefonica Emisiones SAU
    5.462%, 02/16/21                                     2,876   3,174,187
    4.570%, 04/27/23                                     7,532   8,274,482
                                                               -----------
TOTAL SPAIN                                                     41,928,386
                                                               -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.2%)
Asian Development Bank
    1.750%, 09/11/18                                       877     880,181
    1.875%, 04/12/19                                     2,116   2,129,729
European Investment Bank
    1.125%, 09/15/17                                       295     294,914
    1.875%, 03/15/19                                       529     532,300
    3.250%, 01/29/24                                     3,237   3,434,302
Inter-American Development Bank
    0.875%, 03/15/18                                       982     979,311
    3.000%, 02/21/24                                     1,750   1,826,660
    7.000%, 06/15/25                                     3,885   5,006,934
    6.750%, 07/15/27                                     1,942   2,558,649
International Finance Corp.
    0.875%, 06/15/18                                       295     293,822
Nordic Investment Bank
    1.875%, 06/14/19                                       529     532,659
                                                               -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                    18,469,461
                                                               -----------
SWEDEN -- (0.8%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17                                     2,438   2,436,167
    2.000%, 11/12/19                                       529     533,198
    0.250%, 06/01/22                              SEK  160,000  19,464,540
Svensk Exportkredit AB
    1.875%, 06/17/19                                     1,164   1,170,075
Svenska Handelsbanken AB
    2.500%, 01/25/19                                       578     584,457
Sweden Government Bond
    3.500%, 06/01/22                              SEK  287,000  41,490,834
                                                               -----------
TOTAL SWEDEN                                                    65,679,271
                                                               -----------
SWITZERLAND -- (0.8%)
ABB Finance USA, Inc.
    2.875%, 05/08/22                                     3,929   4,030,026
Chubb INA Holdings, Inc.
    2.700%, 03/13/23                                     3,000   3,035,886
Chubb INA Holdings, Inc.
    2.875%, 11/03/22                                     2,040   2,095,013
    3.350%, 05/15/24                                     5,180   5,374,478


                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
SWITZERLAND -- (Continued)
Credit Suisse AG
    2.300%, 05/28/19                                     162  $   163,468
#   3.000%, 10/29/21                                   3,011    3,085,920
Credit Suisse New York
    3.625%, 09/09/24                                  16,929   17,594,140
Novartis Capital Corp.
    3.400%, 05/06/24                                   6,151    6,458,968
    3.100%, 05/17/27                                  11,111   11,329,309
UBS AG
    2.375%, 08/14/19                                     148      149,301
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25                                  15,190   16,074,514
                                                              -----------
TOTAL SWITZERLAND                                              69,391,023
                                                              -----------
UNITED KINGDOM -- (1.8%)
Aon Corp.
    5.000%, 09/30/20                                     819      887,847
Aon P.L.C.
#   4.000%, 11/27/23                                   4,047    4,306,834
    3.500%, 06/14/24                                   9,254    9,507,717
AstraZeneca P.L.C.
    2.375%, 11/16/20                                   6,950    7,038,307
    3.375%, 11/16/25                                   7,571    7,772,305
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20                                   1,253    1,272,413
Barclays P.L.C.
    2.750%, 11/08/19                                     626      633,582
    3.650%, 03/16/25                                  14,330   14,358,861
    4.375%, 01/12/26                                   9,970   10,438,490
Baxalta, Inc.
    2.875%, 06/23/20                                     476      486,128
BP Capital Markets P.L.C.
    4.750%, 03/10/19                                     106      111,095
    3.245%, 05/06/22                                   4,900    5,071,093
    3.535%, 11/04/24                                   2,266    2,344,240
#   3.119%, 05/04/26                                   3,000    3,006,786
    3.017%, 01/16/27                                  11,000   10,804,211
British Telecommunications P.L.C.
    2.350%, 02/14/19                                   4,140    4,168,934
Diageo Investment Corp.
    2.875%, 05/11/22                                     133      136,606
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23                                   5,450    5,572,478
HSBC Holdings P.L.C.
    3.400%, 03/08/21                                   6,000    6,204,168
    4.000%, 03/30/22                                   5,068    5,382,758
HSBC USA, Inc.
    2.375%, 11/13/19                                     317      320,712
    2.350%, 03/05/20                                     558      563,425
    3.500%, 06/23/24                                  12,740   13,139,297

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^
                                                       (000)     VALUE+
                                                      ------- ------------
UNITED KINGDOM -- (Continued)
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27                                   4,750  $  4,825,815
Nationwide Building Society
##  3.900%, 07/21/25                                   2,000     2,100,898
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22                                      67        68,514
Rolls-Royce P.L.C.
##  3.625%, 10/14/25                                   5,000     5,188,595
Standard Chartered P.L.C.
##  4.050%, 04/12/26                                     847       866,677
TechnipFMC P.L.C.
##  3.450%, 10/01/22                                   4,284     4,275,385
Vodafone Group P.L.C.
    5.450%, 06/10/19                                      83        88,335
    4.375%, 03/16/21                                     913       975,502
    2.500%, 09/26/22                                   9,769     9,833,475
    7.875%, 02/15/30                                   6,684     9,106,656
                                                              ------------
TOTAL UNITED KINGDOM                                           150,858,139
                                                              ------------
UNITED STATES -- (36.6%)
21st Century Fox America, Inc.
    3.700%, 09/15/24                                  14,532    15,168,908
3M Co.
    6.375%, 02/15/28                                   2,000     2,580,736
Abbott Laboratories
    2.000%, 03/15/20                                   7,296     7,299,035
    2.800%, 09/15/20                                     132       134,492
    3.250%, 04/15/23                                   3,237     3,315,679
    2.950%, 03/15/25                                  12,615    12,391,147
AbbVie, Inc.
    2.500%, 05/14/20                                     367       372,744
    2.900%, 11/06/22                                   2,833     2,885,379
    3.600%, 05/14/25                                  10,000    10,329,000
Activision Blizzard, Inc.
#   3.400%, 06/15/27                                   4,500     4,507,483
Adobe Systems, Inc.
    3.250%, 02/01/25                                   1,942     2,006,571
Advance Auto Parts, Inc.
    4.500%, 12/01/23                                   1,200     1,281,305
Aetna, Inc.
    2.200%, 03/15/19                                     343       345,343
    2.750%, 11/15/22                                   8,417     8,527,187
    3.500%, 11/15/24                                   5,422     5,632,325
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25                                   2,590     2,582,963
Aflac, Inc.
    2.400%, 03/16/20                                   1,500     1,518,876
    3.250%, 03/17/25                                  11,136    11,332,361
Agilent Technologies, Inc.
    6.500%, 11/01/17                                     208       210,281
    5.000%, 07/15/20                                      17        18,273


                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.750%, 02/03/23                                     987  $ 1,011,056
Alabama Power Co.
    2.800%, 04/01/25                                   2,590    2,549,871
Albemarle Corp.
    4.150%, 12/01/24                                   7,451    7,852,981
Allstate Corp. (The)
    3.150%, 06/15/23                                   5,132    5,283,579
Alphabet, Inc.
    3.375%, 02/25/24                                   4,547    4,786,531
    1.998%, 08/15/26                                   7,471    7,053,072
Altria Group, Inc.
    4.750%, 05/05/21                                   2,710    2,962,334
    2.850%, 08/09/22                                   3,996    4,076,999
Amazon.com, Inc.
    3.800%, 12/05/24                                   4,921    5,266,558
Ameren Corp.
    2.700%, 11/15/20                                   1,000    1,015,693
American Express Credit Corp.
    2.250%, 05/05/21                                     150      150,251
    3.300%, 05/03/27                                  11,300   11,382,637
American International Group, Inc.
    3.300%, 03/01/21                                   1,500    1,549,104
    4.875%, 06/01/22                                   1,942    2,146,141
    4.125%, 02/15/24                                  10,187   10,831,603
#   3.750%, 07/10/25                                   8,240    8,521,767
    3.900%, 04/01/26                                   4,000    4,153,060
American Water Capital Corp.
    3.850%, 03/01/24                                   2,140    2,277,645
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                     529      572,750
    4.000%, 10/15/23                                   3,765    4,061,723
#   2.875%, 09/15/26                                   5,650    5,515,202
AmerisourceBergen Corp.
    3.400%, 05/15/24                                   1,237    1,272,684
Amgen, Inc.
    4.100%, 06/15/21                                   7,075    7,530,531
    3.625%, 05/22/24                                   6,474    6,807,663
    3.125%, 05/01/25                                   3,237    3,272,701
    2.600%, 08/19/26                                   2,400    2,298,895
Amphenol Corp.
    2.550%, 01/30/19                                      54       54,494
Analog Devices, Inc.
    3.900%, 12/15/25                                   3,000    3,159,345
    3.500%, 12/05/26                                   2,000    2,039,768
Anthem, Inc.
#   4.350%, 08/15/20                                   1,100    1,170,294
#   3.125%, 05/15/22                                   2,202    2,264,308
    3.500%, 08/15/24                                   5,044    5,221,660
Apache Corp.
    3.250%, 04/15/22                                   8,237    8,404,302

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
UNITED STATES -- (Continued)
Apple, Inc.
    2.000%, 05/06/20                                     352  $   354,544
    2.250%, 02/23/21                                   5,000    5,044,065
    2.400%, 05/03/23                                  28,903   28,919,908
    3.450%, 05/06/24                                  19,686   20,649,216
    2.500%, 02/09/25                                   4,613    4,532,291
    3.250%, 02/23/26                                  11,552   11,796,406
    2.450%, 08/04/26                                  10,290    9,902,437
    3.350%, 02/09/27                                  34,000   34,932,688
    3.000%, 06/20/27                                   5,500    5,495,605
Applied Materials, Inc.
    4.300%, 06/15/21                                     647      698,986
    3.300%, 04/01/27                                   5,144    5,256,366
Archer-Daniels-Midland Co.
    2.500%, 08/11/26                                   5,000    4,811,465
Arizona Public Service Co.
    8.750%, 03/01/19                                     212      234,249
    3.150%, 05/15/25                                   6,151    6,217,203
Arrow Electronics, Inc.
    3.875%, 01/12/28                                   2,500    2,521,370
Associated Banc-Corp
    2.750%, 11/15/19                                      53       53,504
Assurant, Inc.
    2.500%, 03/15/18                                     982      987,806
    4.000%, 03/15/23                                   6,474    6,713,434
AT&T, Inc.
    5.500%, 02/01/18                                     698      711,443
    3.000%, 02/15/22                                   6,399    6,476,428
    3.800%, 03/15/22                                   5,115    5,352,316
    3.950%, 01/15/25                                  10,000   10,261,590
    3.400%, 05/15/25                                  11,870   11,696,045
Autodesk, Inc.
    3.125%, 06/15/20                                   2,698    2,759,371
    4.375%, 06/15/25                                   3,050    3,249,711
    3.500%, 06/15/27                                   3,125    3,110,012
Automatic Data Processing, Inc.
    3.375%, 09/15/25                                   5,000    5,229,310
AutoZone, Inc.
    2.875%, 01/15/23                                  12,128   12,131,117
    3.125%, 07/15/23                                   1,285    1,301,547
    3.250%, 04/15/25                                   6,275    6,191,248
    3.125%, 04/21/26                                   1,000      971,471
Avnet, Inc.
#   4.625%, 04/15/26                                   5,625    5,834,756
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21                                     185      191,217
Baltimore Gas & Electric Co.
    2.800%, 08/15/22                                   3,256    3,300,959
    2.400%, 08/15/26                                     700      664,727
Bank of America Corp.
    5.625%, 07/01/20                                   3,000    3,288,630

                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
UNITED STATES -- (Continued)
#   3.300%, 01/11/23                                   4,532  $ 4,650,548
    4.000%, 04/01/24                                  11,457   12,103,748
    3.875%, 08/01/25                                   9,850   10,267,197
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19                                     391      415,954
    3.650%, 02/04/24                                  10,647   11,215,816
    3.000%, 02/24/25                                   2,590    2,595,263
#   2.800%, 05/04/26                                   5,500    5,417,610
Baxter International, Inc.
    1.700%, 08/15/21                                   2,000    1,956,798
    2.600%, 08/15/26                                   4,250    4,060,522
BB&T Corp.
    1.450%, 01/12/18                                     194      193,963
Becton Dickinson and Co.
    3.734%, 12/15/24                                   1,156    1,190,448
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24                                     614      612,988
Bemis Co., Inc.
    4.500%, 10/15/21                                     647      691,673
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20                                     570      573,915
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18                                     157      156,910
    3.000%, 05/15/22                                     987    1,023,564
Berkshire Hathaway, Inc.
#   2.200%, 03/15/21                                   1,946    1,965,228
#   3.750%, 08/15/21                                   2,590    2,761,701
    3.400%, 01/31/22                                   3,237    3,415,961
    3.000%, 02/11/23                                   4,532    4,681,601
    3.125%, 03/15/26                                  31,765   32,378,605
Biogen, Inc.
    2.900%, 09/15/20                                  21,780   22,351,485
BlackRock, Inc.
    5.000%, 12/10/19                                     407      437,787
    4.250%, 05/24/21                                   2,000    2,154,422
    3.200%, 03/15/27                                   8,000    8,141,848
Boeing Co. (The)
    8.750%, 08/15/21                                     988    1,236,857
    2.500%, 03/01/25                                   6,474    6,326,561
    2.600%, 10/30/25                                   3,610    3,579,088
Boston Scientific Corp.
    6.000%, 01/15/20                                   1,878    2,049,587
    2.850%, 05/15/20                                     269      273,017
    4.125%, 10/01/23                                   1,489    1,594,551
Bristol-Myers Squibb Co.
    2.000%, 08/01/22                                   6,823    6,774,495
Brown & Brown, Inc.
#   4.200%, 09/15/24                                   4,714    4,979,002
Buckeye Partners L.P.
    4.150%, 07/01/23                                   1,942    2,021,133

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
UNITED STATES -- (Continued)
    3.950%, 12/01/26                                   7,500  $ 7,488,480
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                   4,329    4,403,571
    7.000%, 12/15/25                                     868    1,112,854
CA, Inc.
    4.700%, 03/15/27                                   9,857   10,346,134
Campbell Soup Co.
    4.250%, 04/15/21                                   1,036    1,107,633
    2.500%, 08/02/22                                   1,962    1,967,433
    3.300%, 03/19/25                                   4,092    4,161,679
Capital One Bank USA NA
    2.300%, 06/05/19                                     529      530,886
Capital One Financial Corp.
    2.450%, 04/24/19                                     856      862,339
    4.750%, 07/15/21                                   1,979    2,144,725
    3.750%, 04/24/24                                   4,661    4,802,130
Cardinal Health, Inc.
    4.625%, 12/15/20                                     647      699,669
    3.200%, 06/15/22                                   3,885    4,003,520
    3.410%, 06/15/27                                   5,785    5,841,167
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                     749      755,936
Caterpillar, Inc.
#   2.600%, 06/26/22                                   3,561    3,614,511
#   3.400%, 05/15/24                                   1,844    1,922,447
CBS Corp.
    5.750%, 04/15/20                                     159      173,912
    3.375%, 03/01/22                                   2,303    2,382,044
    3.500%, 01/15/25                                   2,392    2,432,011
#   2.900%, 01/15/27                                  23,330   22,289,225
    7.875%, 07/30/30                                   1,150    1,592,898
Celgene Corp.
    4.000%, 08/15/23                                   8,333    8,946,709
    3.625%, 05/15/24                                   4,485    4,691,610
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17                                      54       54,578
    4.500%, 01/15/21                                   1,567    1,655,943
Charles Schwab Corp. (The)
    3.000%, 03/10/25                                   8,611    8,656,044
Chevron Corp.
    1.718%, 06/24/18                                     391      391,805
    2.355%, 12/05/22                                   6,474    6,478,383
    3.191%, 06/24/23                                  15,950   16,603,025
    2.954%, 05/16/26                                   5,500    5,514,118
Cigna Corp.
    4.000%, 02/15/22                                   4,127    4,384,933
Cisco Systems, Inc.
    1.400%, 02/28/18                                     800      800,434
    3.625%, 03/04/24                                   1,942    2,060,872

                                                       FACE
                                                      AMOUNT^
                                                       (000)    VALUE+
                                                      ------- -----------
UNITED STATES -- (Continued)
Citigroup, Inc.
    2.550%, 04/08/19                                   1,058  $ 1,069,028
    4.500%, 01/14/22                                   1,489    1,606,297
    3.875%, 10/25/23                                     470      493,591
    3.750%, 06/16/24                                   2,590    2,690,236
    3.300%, 04/27/25                                   7,769    7,806,322
Citizens Bank NA
    2.450%, 12/04/19                                     442      445,970
Clorox Co. (The)
    3.500%, 12/15/24                                   3,237    3,352,344
CME Group, Inc.
    3.000%, 03/15/25                                   2,866    2,898,715
CMS Energy Corp.
    3.875%, 03/01/24                                   1,745    1,825,553
    3.600%, 11/15/25                                   3,200    3,292,547
    3.000%, 05/15/26                                   5,000    4,920,310
CNA Financial Corp.
    7.350%, 11/15/19                                     842      938,598
    5.750%, 08/15/21                                   4,233    4,725,239
    4.500%, 03/01/26                                   6,532    7,050,909
Coach, Inc.
#   4.250%, 04/01/25                                  17,001   17,582,502
Coca-Cola Co. (The)
    1.875%, 10/27/20                                  18,650   18,701,008
    3.300%, 09/01/21                                   1,716    1,803,109
    3.200%, 11/01/23                                  21,789   22,732,311
    2.250%, 09/01/26                                  11,000   10,501,117
#   2.900%, 05/25/27                                  23,810   23,826,310
Colgate-Palmolive Co.
    1.750%, 03/15/19                                     185      185,752
    1.950%, 02/01/23                                   7,007    6,905,777
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22                                   2,991    4,018,403
Comcast Corp.
    6.300%, 11/15/17                                     393      398,513
    3.600%, 03/01/24                                   4,375    4,617,379
    3.375%, 08/15/25                                   4,266    4,410,216
    3.150%, 03/01/26                                   5,800    5,868,440
Computer Sciences Corp.
    4.450%, 09/15/22                                   3,237    3,455,731
Conagra Brands, Inc.
    3.200%, 01/25/23                                   4,697    4,744,346
ConocoPhillips Co.
    2.400%, 12/15/22                                   1,942    1,927,260
    3.350%, 11/15/24                                   4,532    4,665,499
    4.950%, 03/15/26                                  15,000   16,880,010
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24                                   1,295    1,333,008
Corning, Inc.
    3.700%, 11/15/23                                   2,742    2,865,091

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 Cox Communications, Inc.
 ##   3.250%, 12/15/22                                       2,250  $ 2,253,917
 ###  3.850%, 02/01/25                                       6,869    6,951,923
 CSX Corp.
      4.250%, 06/01/21                                         757      809,468
 CVS Health Corp.
      2.800%, 07/20/20                                       1,935    1,977,866
      2.125%, 06/01/21                                       1,300    1,291,813
      3.375%, 08/12/24                                      15,031   15,351,461
      3.875%, 07/20/25                                       8,998    9,438,866
 Cytec Industries, Inc.
      3.500%, 04/01/23                                       3,885    3,944,285
 Danaher Corp.
      3.350%, 09/15/25                                       1,500    1,567,986
 Deere & Co.
      5.375%, 10/16/29                                         472      577,194
 Discovery Communications LLC
      3.300%, 05/15/22                                       1,424    1,437,722
 #    3.250%, 04/01/23                                         647      647,516
 #    3.450%, 03/15/25                                       5,737    5,564,695
 Dollar General Corp.
      3.250%, 04/15/23                                       6,812    6,969,889
 #    4.150%, 11/01/25                                       1,117    1,185,718
 Dominion Energy Gas Holdings LLC
      2.800%, 11/15/20                                       7,500    7,621,800
 Dominion Energy, Inc.
      2.500%, 12/01/19                                         932      941,186
      3.900%, 10/01/25                                      10,130   10,601,410
 Dominion Gas Holdings LLC
      3.600%, 12/15/24                                       3,237    3,326,879
 Dominion Resources, Inc.
 #    3.625%, 12/01/24                                       1,295    1,336,803
 Dow Chemical Co. (The)
      3.000%, 11/15/22                                       2,725    2,792,793
      3.500%, 10/01/24                                       7,539    7,805,179
 Dr Pepper Snapple Group, Inc.
 #    3.400%, 11/15/25                                       1,750    1,787,159
 Dr. Pepper Snapple Group, Inc.
      2.000%, 01/15/20                                          88       87,885
 DTE Energy Co.
 #    2.400%, 12/01/19                                       2,170    2,186,629
      3.850%, 12/01/23                                         971    1,020,830
 Duke Energy Corp.
      5.050%, 09/15/19                                          69       73,469
      3.050%, 08/15/22                                      11,375   11,668,407
      3.750%, 04/15/24                                       5,772    6,086,516
 Eastman Chemical Co.
      2.700%, 01/15/20                                         444      449,601
      4.500%, 01/15/21                                          88       93,814
      3.600%, 08/15/22                                         300      312,802
      3.800%, 03/15/25                                       4,383    4,517,418

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 eBay, Inc.
      3.800%, 03/09/22                                       7,500  $ 7,889,205
      2.600%, 07/15/22                                       2,719    2,709,761
      3.600%, 06/05/27                                      10,000    9,930,080
 Ecolab, Inc.
      4.350%, 12/08/21                                       1,200    1,306,454
 EI du Pont de Nemours & Co.
      4.625%, 01/15/20                                         152      161,749
 Electronic Arts, Inc.
      3.700%, 03/01/21                                       1,100    1,150,174
 Emerson Electric Co.
      3.150%, 06/01/25                                       5,374    5,524,101
 Enterprise Products Operating LLC
      5.250%, 01/31/20                                         212      227,937
      5.200%, 09/01/20                                         486      528,292
      3.900%, 02/15/24                                       2,104    2,200,414
      3.750%, 02/15/25                                       2,000    2,079,662
      3.700%, 02/15/26                                       5,338    5,488,131
 EOG Resources, Inc.
 #    5.875%, 09/15/17                                         967      971,756
      4.100%, 02/01/21                                       1,742    1,835,669
      2.625%, 03/15/23                                       3,800    3,784,010
      3.150%, 04/01/25                                       6,797    6,787,960
 ERAC USA Finance LLC
 ##   2.350%, 10/15/19                                         862      867,480
 ###  3.850%, 11/15/24                                       6,667    6,899,978
 Eversource Energy
      2.500%, 03/15/21                                         500      499,806
      2.800%, 05/01/23                                       4,798    4,829,556
 Exelon Corp.
      2.450%, 04/15/21                                       1,307    1,305,421
      3.950%, 06/15/25                                       2,350    2,463,606
 #    3.400%, 04/15/26                                      19,465   19,713,101
 Exelon Generation Co. LLC
      2.950%, 01/15/20                                         836      853,607
 Express Scripts Holding Co.
      3.900%, 02/15/22                                       4,823    5,065,534
      3.500%, 06/15/24                                       8,439    8,636,414
      3.400%, 03/01/27                                      11,094   10,934,601
 Exxon Mobil Corp.
      3.176%, 03/15/24                                      33,308   34,469,450
 #    3.043%, 03/01/26                                       5,000    5,093,680
 FedEx Corp.
 #    2.625%, 08/01/22                                       5,408    5,478,515
      4.000%, 01/15/24                                       8,590    9,222,671
      3.200%, 02/01/25                                       3,788    3,869,510
 Fidelity National Information Services, Inc.
      2.250%, 08/15/21                                       3,900    3,872,696
      5.000%, 10/15/25                                       3,050    3,444,405

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Fifth Third Bancorp
    3.500%, 03/15/22                                        2,056  $ 2,145,929
Ford Motor Credit Co. LLC
    2.459%, 03/27/20                                          635      637,807
    3.200%, 01/15/21                                        1,200    1,223,059
    3.219%, 01/09/22                                        8,750    8,883,437
    4.375%, 08/06/23                                        8,417    8,901,584
    3.664%, 09/08/24                                        4,875    4,891,853
GATX Corp.
    2.500%, 03/15/19                                          547      551,617
    3.250%, 03/30/25                                        5,180    5,105,491
#   3.250%, 09/15/26                                        2,800    2,746,859
General Dynamics Corp.
    1.000%, 11/15/17                                          439      438,624
    2.250%, 11/15/22                                        4,856    4,866,999
    2.125%, 08/15/26                                        7,425    7,006,282
General Electric Co.
    0.375%, 05/17/22                                   EUR 11,681   13,832,314
    3.375%, 03/11/24                                        3,237    3,404,363
    6.750%, 03/15/32                                       19,132   26,549,304
General Mills, Inc.
    3.150%, 12/15/21                                          942      972,639
General Motors Financial Co., Inc.
    5.250%, 03/01/26                                       12,170   13,202,807
    4.350%, 01/17/27                                        5,000    5,083,410
Georgia Power Co.
    2.850%, 05/15/22                                        2,851    2,904,736
Gilead Sciences, Inc.
    2.050%, 04/01/19                                          177      178,296
    4.400%, 12/01/21                                        1,431    1,552,141
    3.700%, 04/01/24                                       10,736   11,349,627
    3.650%, 03/01/26                                        4,900    5,108,755
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20                                           42       46,381
    5.250%, 07/27/21                                        2,266    2,496,232
    4.000%, 03/03/24                                       21,654   22,782,542
    3.750%, 05/22/25                                        7,500    7,714,185
Great Plains Energy, Inc.
    4.850%, 06/01/21                                        2,495    2,661,891
Halliburton Co.
    3.500%, 08/01/23                                        6,474    6,716,063
#   3.800%, 11/15/25                                        2,470    2,551,228
Harley Davidson, Inc.
    3.500%, 07/28/25                                        3,635    3,749,761
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                        1,189    1,187,383
Harris Corp.
    2.700%, 04/27/20                                          503      507,536
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22                                        6,816    7,592,704

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Home Depot, Inc. (The)
    2.700%, 04/01/23                                        1,295  $ 1,318,846
    3.350%, 09/15/25                                        3,685    3,833,962
Honeywell International, Inc.
    2.500%, 11/01/26                                        8,800    8,471,672
Hormel Foods Corp.
    4.125%, 04/15/21                                        1,496    1,600,531
HP, Inc.
    4.375%, 09/15/21                                       12,625   13,468,312
Humana, Inc.
    2.625%, 10/01/19                                          455      460,680
    3.850%, 10/01/24                                        7,916    8,324,386
Huntington Bancshares, Inc.
    3.150%, 03/14/21                                        1,600    1,639,554
    2.300%, 01/14/22                                        3,330    3,294,083
Hyatt Hotels Corp.
    3.375%, 07/15/23                                        1,959    2,004,081
Illinois Tool Works, Inc.
    1.950%, 03/01/19                                          314      315,765
    3.500%, 03/01/24                                        6,474    6,815,847
Indiana Michigan Power Co.
    7.000%, 03/15/19                                          264      285,100
Intel Corp.
    2.450%, 07/29/20                                          494      503,233
    2.700%, 12/15/22                                        1,942    1,980,098
International Business Machines Corp.
#   2.250%, 02/19/21                                       20,000   20,155,420
    3.375%, 08/01/23                                        4,409    4,602,251
    3.625%, 02/12/24                                        9,712   10,211,158
#   3.300%, 01/27/27                                       26,460   26,851,921
International Paper Co.
    3.650%, 06/15/24                                        7,942    8,215,554
    3.800%, 01/15/26                                        1,062    1,099,243
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24                                        3,949    4,163,273
ITC Holdings Corp.
    3.650%, 06/15/24                                        9,827   10,167,555
Janus Capital Group, Inc.
    4.875%, 08/01/25                                        9,152    9,877,598
Jefferies Group LLC
    5.125%, 04/13/18                                          184      188,127
    4.850%, 01/15/27                                        4,900    5,189,345
JM Smucker Co. (The)
    3.500%, 03/15/25                                        5,000    5,155,460
John Deere Capital Corp.
    2.550%, 01/08/21                                       12,661   12,857,208
    3.350%, 06/12/24                                        6,267    6,504,682
Johnson & Johnson
#   1.650%, 03/01/21                                        1,500    1,490,746
#   3.375%, 12/05/23                                        6,474    6,963,273

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
   UNITED STATES -- (Continued)
       2.450%, 03/01/26                                    3,250  $ 3,197,496
   JPMorgan Chase & Co.
       2.000%, 08/15/17                                      172      172,038
       2.250%, 01/23/20                                      796      801,992
       4.350%, 08/15/21                                    2,719    2,930,353
       3.625%, 05/13/24                                   12,273   12,743,976
       3.900%, 07/15/25                                   11,150   11,707,255
   Juniper Networks, Inc.
       4.600%, 03/15/21                                    2,590    2,778,298
       4.500%, 03/15/24                                    4,273    4,597,970
   Kellogg Co.
       3.250%, 04/01/26                                   13,900   13,918,654
       7.450%, 04/01/31                                    5,320    7,230,651
   KeyBank NA
       2.500%, 12/15/19                                      153      155,181
   KeyCorp
       2.900%, 09/15/20                                    1,466    1,497,450
       5.100%, 03/24/21                                    2,156    2,366,346
   Kimberly-Clark Corp.
       1.900%, 05/22/19                                      497      500,381
       2.400%, 06/01/23                                    1,942    1,940,378
   Kohl's Corp.
       4.750%, 12/15/23                                    5,253    5,487,184
   Kraft Heinz Foods Co.
       3.500%, 06/06/22                                    9,255    9,606,579
   #   3.950%, 07/15/25                                   11,650   12,042,593
   Kroger Co. (The)
       3.300%, 01/15/21                                    2,000    2,058,630
       3.850%, 08/01/23                                    3,380    3,548,706
       7.500%, 04/01/31                                    6,250    8,352,075
   L3 Technologies, Inc.
       4.750%, 07/15/20                                      550      589,498
       3.950%, 05/28/24                                    2,498    2,603,396
   Laboratory Corp. of America Holdings
       2.200%, 08/23/17                                    2,242    2,242,657
       4.000%, 11/01/23                                    3,885    4,085,474
   Lam Research Corp.
       2.750%, 03/15/20                                      558      569,299
   Legg Mason, Inc.
       2.700%, 07/15/19                                      529      534,417
       3.950%, 07/15/24                                    4,791    4,896,392
       4.750%, 03/15/26                                    2,030    2,156,804
   Liberty Mutual Group, Inc.
   ##  5.000%, 06/01/21                                    6,743    7,345,238
   Lincoln National Corp.
       6.250%, 02/15/20                                      117      128,446
   Lockheed Martin Corp.
       4.250%, 11/15/19                                    3,500    3,686,949
       2.500%, 11/23/20                                    5,071    5,161,238
       2.900%, 03/01/25                                    4,532    4,535,671

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
   UNITED STATES -- (Continued)
       3.550%, 01/15/26                                    4,856  $ 5,065,133
   Loews Corp.
       2.625%, 05/15/23                                    3,805    3,795,628
   #   3.750%, 04/01/26                                   10,795   11,242,604
   Lowe's Cos., Inc.
       3.120%, 04/15/22                                    1,295    1,342,921
       3.375%, 09/15/25                                    5,244    5,428,605
   Magellan Midstream Partners L.P.
       4.250%, 02/01/21                                    1,534    1,624,383
   Manufacturers & Traders Trust Co.
       2.100%, 02/06/20                                      893      897,027
       2.900%, 02/06/25                                    8,028    7,997,453
   Marathon Petroleum Corp.
       3.625%, 09/15/24                                    8,287    8,423,462
   Marriott International, Inc.
       6.750%, 05/15/18                                      504      522,784
       2.875%, 03/01/21                                    1,021    1,037,973
   Marsh & McLennan Cos., Inc.
       2.350%, 09/10/19                                      529      532,847
       3.500%, 06/03/24                                    8,417    8,719,852
   MasterCard, Inc.
       3.375%, 04/01/24                                    1,808    1,894,511
   Mattel, Inc.
       1.700%, 03/15/18                                      578      577,648
       2.350%, 05/06/19                                    1,537    1,539,475
   Maxim Integrated Products, Inc.
       3.450%, 06/15/27                                    6,000    5,975,016
   McDonald's Corp.
       2.200%, 05/26/20                                      811      818,382
       3.500%, 07/15/20                                    4,972    5,196,088
   #   2.625%, 01/15/22                                    1,878    1,902,555
   McKesson Corp.
       2.284%, 03/15/19                                    7,749    7,811,534
   #   3.796%, 03/15/24                                    4,399    4,630,638
   Mead Johnson Nutrition Co.
       4.125%, 11/15/25                                    6,000    6,505,176
   Merck & Co., Inc.
       2.800%, 05/18/23                                   13,920   14,306,823
       2.750%, 02/10/25                                   11,745   11,797,465
   MetLife, Inc.
       3.600%, 04/10/24                                   16,329   17,159,509
   Microsoft Corp.
       1.625%, 12/06/18                                      973      974,955
       1.850%, 02/12/20                                      122      122,513
       3.000%, 10/01/20                                    1,045    1,083,381
       2.000%, 11/03/20                                    8,700    8,762,866
       3.625%, 12/15/23                                    9,398   10,060,531
       2.700%, 02/12/25                                    1,942    1,952,516
       3.125%, 11/03/25                                    3,145    3,233,227
       2.400%, 08/08/26                                   19,980   19,300,021
       3.300%, 02/06/27                                   14,000   14,480,396

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED STATES -- (Continued)
 Mobil Corp.
     8.625%, 08/15/21                                       1,303  $ 1,627,602
 Molson Coors Brewing Co.
 #   3.500%, 05/01/22                                       5,180    5,394,183
     3.000%, 07/15/26                                       7,500    7,300,890
 Monsanto Co.
     1.850%, 11/15/18                                       2,959    2,959,062
     2.125%, 07/15/19                                         264      265,224
     5.500%, 08/15/25                                       2,266    2,592,522
 Morgan Stanley
     7.300%, 05/13/19                                         235      256,555
     2.500%, 04/21/21                                       2,500    2,508,717
     5.500%, 07/28/21                                         875      973,843
     3.875%, 04/29/24                                      12,122   12,664,993
 #   3.875%, 01/27/26                                      15,600   16,133,489
 Mosaic Co. (The)
 #   4.250%, 11/15/23                                       4,011    4,228,797
 Motorola Solutions, Inc.
     3.750%, 05/15/22                                       3,237    3,353,988
     3.500%, 03/01/23                                       3,237    3,276,291
 Nasdaq, Inc.
     4.250%, 06/01/24                                       2,849    3,031,872
 National Oilwell Varco, Inc.
     2.600%, 12/01/22                                       8,117    7,919,619
 National Rural Utilities Cooperative Finance Corp.
     8.000%, 03/01/32                                       2,740    4,056,504
 NetApp, Inc.
 #   3.250%, 12/15/22                                       1,101    1,122,354
 Newell Brands, Inc.
     4.000%, 06/15/22                                       6,559    6,929,688
 NextEra Energy Capital Holdings, Inc.
     4.500%, 06/01/21                                         838      898,333
 #   3.550%, 05/01/27                                       5,100    5,257,095
 NIKE, Inc.
     2.375%, 11/01/26                                      21,411   20,544,368
 NiSource Finance Corp.
     3.850%, 02/15/23                                       2,362    2,475,496
 Noble Energy, Inc.
     4.150%, 12/15/21                                       1,737    1,837,121
 #   3.900%, 11/15/24                                       1,574    1,625,807
 Nordstrom, Inc.
     4.750%, 05/01/20                                       1,353    1,423,993
 #   4.000%, 10/15/21                                         971    1,010,992
 #   4.000%, 03/15/27                                      12,800   12,702,605
 Norfolk Southern Corp.
 #   2.903%, 02/15/23                                       4,532    4,606,026
 Northern Trust Corp.
     3.375%, 08/23/21                                       1,942    2,024,667
 Northrop Grumman Corp.
     3.250%, 08/01/23                                       1,000    1,039,285

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED STATES -- (Continued)
 Nucor Corp.
     5.750%, 12/01/17                                         236  $   239,042
 Nuveen Finance LLC
 ##  2.950%, 11/01/19                                       1,132    1,151,894
 ##  4.125%, 11/01/24                                       2,780    2,928,191
 O'Reilly Automotive, Inc.
     3.800%, 09/01/22                                         730      764,864
 Occidental Petroleum Corp.
     2.700%, 02/15/23                                       3,300    3,327,921
     3.400%, 04/15/26                                       7,376    7,543,686
     3.000%, 02/15/27                                       4,700    4,660,055
 Ohio Power Co.
     5.375%, 10/01/21                                       2,335    2,602,117
 Omnicom Group, Inc.
     4.450%, 08/15/20                                       2,000    2,135,110
     3.650%, 11/01/24                                       3,295    3,404,447
 ONE Gas, Inc.
     2.070%, 02/01/19                                         497      498,306
 Oracle Corp.
     1.200%, 10/15/17                                         501      500,814
     2.500%, 10/15/22                                       1,942    1,963,659
     2.950%, 05/15/25                                      16,683   16,867,831
     2.650%, 07/15/26                                      27,250   26,596,681
 Pacific Gas & Electric Co.
     3.850%, 11/15/23                                       3,237    3,438,235
     3.750%, 02/15/24                                       6,578    6,939,093
     3.500%, 06/15/25                                       4,338    4,490,797
 Packaging Corp. of America
     4.500%, 11/01/23                                       3,933    4,241,383
 Parker-Hannifin Corp.
     3.300%, 11/21/24                                       6,164    6,354,221
 Penske Truck Leasing Co. L.P. / PTL Finance Corp.
 ##  3.050%, 01/09/20                                       4,721    4,828,049
 PepsiCo, Inc.
     2.150%, 10/14/20                                       9,253    9,338,553
     2.750%, 03/05/22                                       2,843    2,907,161
     2.750%, 03/01/23                                       4,532    4,644,090
     3.500%, 07/17/25                                       6,474    6,797,441
 Pfizer, Inc.
     3.000%, 06/15/23                                       1,942    2,008,576
     3.400%, 05/15/24                                       6,474    6,820,955
     3.000%, 12/15/26                                      35,600   36,068,638
 Philip Morris International, Inc.
     3.250%, 11/10/24                                       5,916    6,074,602
 Phillips 66
     4.300%, 04/01/22                                       4,284    4,603,047
 Phillips 66 Partners L.P.
     3.550%, 10/01/26                                      21,855   21,535,808
 Pitney Bowes, Inc.
 #   4.625%, 03/15/24                                       6,114    6,279,029

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED STATES -- (Continued)
 Plains All American Pipeline L.P. / PAA Finance Corp.
     4.500%, 12/15/26                                      16,000  $16,385,616
 PNC Bank NA
     2.400%, 10/18/19                                         846      855,943
 #   3.300%, 10/30/24                                       3,788    3,887,893
     2.950%, 02/23/25                                       8,093    8,109,583
     3.250%, 06/01/25                                       8,000    8,143,128
 PNC Financial Services Group, Inc. (The)
     4.375%, 08/11/20                                       3,800    4,059,240
     3.300%, 03/08/22                                       4,304    4,488,887
 PPL Capital Funding, Inc.
 #   3.400%, 06/01/23                                       4,914    5,092,034
 Praxair, Inc.
     2.200%, 08/15/22                                         809      803,750
 Precision Castparts Corp.
     2.500%, 01/15/23                                       7,860    7,875,358
     3.250%, 06/15/25                                      31,349   32,125,734
 Priceline Group, Inc. (The)
     3.600%, 06/01/26                                       9,322    9,508,962
 Principal Financial Group, Inc.
     3.125%, 05/15/23                                       4,496    4,592,345
     3.100%, 11/15/26                                       4,600    4,586,890
 Private Export Funding Corp.
     4.300%, 12/15/21                                         911      998,333
 Procter & Gamble Co. (The)
     1.850%, 02/02/21                                       1,533    1,531,818
     2.450%, 11/03/26                                       1,090    1,068,731
 Progress Energy, Inc.
     4.875%, 12/01/19                                         553      587,252
     4.400%, 01/15/21                                       2,300    2,443,467
 Progressive Corp. (The)
     3.750%, 08/23/21                                       4,403    4,645,332
 Prudential Financial, Inc.
     2.350%, 08/15/19                                       1,587    1,601,151
     4.500%, 11/15/20                                       1,361    1,462,874
     3.500%, 05/15/24                                       9,712   10,163,249
 PSEG Power LLC
     2.450%, 11/15/18                                         529      531,754
 #   5.125%, 04/15/20                                       2,269    2,427,794
 #   4.300%, 11/15/23                                       5,883    6,223,720
 Puget Energy, Inc.
     6.000%, 09/01/21                                       7,992    9,043,907
 QUALCOMM, Inc.
     2.250%, 05/20/20                                         543      549,228
     3.450%, 05/20/25                                      11,374   11,751,799
 Quest Diagnostics, Inc.
     4.700%, 04/01/21                                       3,885    4,188,993
     3.500%, 03/30/25                                         388      395,754
 Raytheon Co.
     3.125%, 10/15/20                                       4,050    4,217,654

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
      2.500%, 12/15/22                                       1,424  $ 1,440,882
 Reinsurance Group of America, Inc.
      5.000%, 06/01/21                                         971    1,057,601
      4.700%, 09/15/23                                       3,885    4,220,602
      3.950%, 09/15/26                                       9,600    9,802,397
 Republic Services, Inc.
      5.500%, 09/15/19                                         131      140,667
      3.550%, 06/01/22                                       4,540    4,748,944
 Reynolds American, Inc.
      6.875%, 05/01/20                                       4,095    4,608,181
 Roche Holdings, Inc.
 ###  2.375%, 01/28/27                                      14,000   13,376,426
 Rockwell Automation, Inc.
      2.875%, 03/01/25                                       5,805    5,783,173
 Roper Technologies, Inc.
      3.000%, 12/15/20                                       1,300    1,332,523
 Ryder System, Inc.
      2.500%, 03/01/18                                         343      344,355
      2.450%, 09/03/19                                         121      122,205
 SCANA Corp.
      4.125%, 02/01/22                                       1,965    2,043,352
 Scripps Networks Interactive, Inc.
      2.800%, 06/15/20                                         550      556,940
      3.500%, 06/15/22                                       7,784    7,962,993
      3.900%, 11/15/24                                       5,439    5,584,047
 Sempra Energy
      2.850%, 11/15/20                                       5,400    5,498,442
      4.050%, 12/01/23                                       4,254    4,550,355
      3.550%, 06/15/24                                       6,604    6,787,479
 Sherwin-Williams Co. (The)
 #    3.450%, 08/01/25                                       4,597    4,686,067
 Southern Co. (The)
      2.750%, 06/15/20                                         346      351,284
      3.250%, 07/01/26                                       4,860    4,838,626
 Southern Power Co.
      4.150%, 12/01/25                                       1,450    1,529,669
 Southwest Airlines Co.
      2.750%, 11/06/19                                       5,120    5,203,451
      2.650%, 11/05/20                                       5,200    5,277,256
      3.000%, 11/15/26                                       9,273    9,115,656
 Spectra Energy Partners L.P.
      4.750%, 03/15/24                                       1,937    2,095,911
 StanCorp Financial Group, Inc.
      5.000%, 08/15/22                                       3,237    3,511,925
 Starbucks Corp.
      3.850%, 10/01/23                                       1,245    1,344,494
 State Street Corp.
      4.375%, 03/07/21                                       2,120    2,279,297
      1.950%, 05/19/21                                       2,384    2,369,541
      3.300%, 12/16/24                                      14,110   14,558,190
      3.550%, 08/18/25                                       8,350    8,766,966

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
  UNITED STATES -- (Continued)
  Stryker Corp.
      2.625%, 03/15/21                                       1,600  $1,631,360
  #   3.375%, 05/15/24                                         518     535,201
      3.375%, 11/01/25                                       9,398   9,666,210
  SunTrust Bank
      2.750%, 05/01/23                                       3,172   3,174,620
  SunTrust Banks, Inc.
      2.900%, 03/03/21                                       5,500   5,602,624
  Sysco Corp.
      2.600%, 10/01/20                                       3,000   3,043,974
      3.300%, 07/15/26                                       2,000   2,011,776
  Target Corp.
      2.300%, 06/26/19                                           6       6,083
      2.900%, 01/15/22                                       6,351   6,566,572
  #   2.500%, 04/15/26                                       4,520   4,346,446
  TD Ameritrade Holding Corp.
      5.600%, 12/01/19                                         212     229,389
      2.950%, 04/01/22                                       1,806   1,849,770
      3.625%, 04/01/25                                       7,444   7,740,800
  Tech Data Corp.
      3.750%, 09/21/17                                         491     492,071
  Texas Instruments, Inc.
  #   2.250%, 05/01/23                                         665     664,179
  Time Warner, Inc.
      4.750%, 03/29/21                                       1,102   1,190,936
      4.000%, 01/15/22                                       1,165   1,233,699
      3.550%, 06/01/24                                       4,532   4,634,088
      3.600%, 07/15/25                                       8,500   8,591,213
  Total System Services, Inc.
      4.800%, 04/01/26                                       6,000   6,584,400
  Toyota Motor Credit Corp.
      3.300%, 01/12/22                                       2,635   2,750,690
  Travelers Cos., Inc. (The)
      3.900%, 11/01/20                                       6,000   6,348,876
  Tyson Foods, Inc.
      4.500%, 06/15/22                                       5,592   6,088,721
  U.S. Bancorp
      2.350%, 01/29/21                                         815     822,471
  U.S. Bank NA
      2.800%, 01/27/25                                       5,950   5,918,114
  Union Pacific Corp.
      2.250%, 02/15/19                                         336     339,130
      1.800%, 02/01/20                                         421     420,939
      2.750%, 04/15/23                                         647     658,092
      3.250%, 01/15/25                                       9,626   9,930,769
  United Technologies Corp.
      3.100%, 06/01/22                                         160     166,143
      7.500%, 09/15/29                                         622     884,271
  UnitedHealth Group, Inc.
      2.750%, 02/15/23                                       8,773   8,899,972
      2.875%, 03/15/23                                       5,827   5,937,462

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED STATES -- (Continued)
     3.750%, 07/15/25                                      11,867  $12,616,733
 Unum Group
     4.000%, 03/15/24                                       5,110    5,362,480
 #   3.875%, 11/05/25                                       2,000    2,060,634
 Valero Energy Corp.
     9.375%, 03/15/19                                         593      662,210
     3.400%, 09/15/26                                       3,964    3,931,424
 Verizon Communications, Inc.
     4.500%, 09/15/20                                       1,458    1,558,783
     4.600%, 04/01/21                                       2,622    2,819,465
     2.946%, 03/15/22                                         324      327,305
     5.150%, 09/15/23                                      13,026   14,502,080
     3.500%, 11/01/24                                       1,200    1,210,984
     2.625%, 08/15/26                                       2,050    1,897,822
 Viacom, Inc.
     2.750%, 12/15/19                                         296      299,612
 #   4.500%, 03/01/21                                       1,878    1,991,596
     4.250%, 09/01/23                                         647      672,489
     3.875%, 04/01/24                                       7,996    8,149,107
 Visa, Inc.
     3.150%, 12/14/25                                      14,725   15,076,942
 Wal-Mart Stores, Inc.
     2.550%, 04/11/23                                       6,827    6,927,371
     3.300%, 04/22/24                                       6,782    7,112,934
     7.550%, 02/15/30                                       3,347    4,909,781
 Walgreen Co.
     3.100%, 09/15/22                                       6,887    7,035,070
 Walgreens Boots Alliance, Inc.
     3.300%, 11/18/21                                      12,978   13,447,077
     3.450%, 06/01/26                                       3,000    3,004,719
 Walt Disney Co. (The)
     2.150%, 09/17/20                                       1,058    1,066,077
     3.150%, 09/17/25                                       6,474    6,631,778
 Waste Management, Inc.
     4.600%, 03/01/21                                       1,852    1,998,528
     3.500%, 05/15/24                                       5,000    5,196,520
     3.125%, 03/01/25                                       3,500    3,558,331
 WEC Energy Group, Inc.
     2.450%, 06/15/20                                       1,677    1,699,869
 Wells Fargo & Co.
     2.600%, 07/22/20                                         300      305,109
     3.500%, 03/08/22                                       8,870    9,242,779
     3.000%, 02/19/25                                      16,454   16,389,632
     3.000%, 04/22/26                                       2,803    2,759,461
 Western Union Co. (The)
     5.253%, 04/01/20                                       2,310    2,461,795
 Whirlpool Corp.
     4.700%, 06/01/22                                       1,942    2,123,822
 #   3.700%, 05/01/25                                      12,588   13,055,292
 Williams Partners L.P.
     4.000%, 09/15/25                                      11,750   12,070,105

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
 UNITED STATES -- (Continued)
 Wisconsin Electric Power Co.
     3.100%, 06/01/25                                      3,237 $    3,278,120
 Wm Wrigley Jr Co.
 ##  2.900%, 10/21/19                                        176        179,113
 Wyndham Worldwide Corp.
     3.900%, 03/01/23                                      7,629      7,907,756
 Xerox Corp.
 ##  4.070%, 03/17/22                                      1,138      1,170,304
 #   3.800%, 05/15/24                                      4,340      4,382,667
 Xilinx, Inc.
     3.000%, 03/15/21                                        989      1,010,791
 Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20                                      1,430      1,447,323
 #   3.550%, 04/01/25                                      5,700      5,769,945
                                                                 --------------
 TOTAL UNITED STATES                                              3,006,753,470
                                                                 --------------
 TOTAL BONDS                                                      4,181,228,127
                                                                 --------------
 AGENCY OBLIGATIONS -- (18.2%)
 Federal Farm Credit Bank
     5.100%, 09/03/19                                      2,695      2,889,765
     5.320%, 09/03/19                                      6,379      6,881,901
     5.150%, 11/15/19                                      5,294      5,726,943
     4.670%, 05/07/20                                      1,677      1,818,795
     5.350%, 08/07/20                                      2,007      2,226,835
     3.650%, 12/21/20                                     13,178     14,000,492
     5.250%, 03/02/21                                      1,827      2,041,097
     5.220%, 02/22/22                                      1,497      1,709,417
     5.210%, 12/19/22                                      6,349      7,297,179
     4.800%, 02/13/23                                        583        666,476
     5.250%, 03/06/23                                      1,797      2,082,252
     5.220%, 05/15/23                                     14,406     16,789,934
     2.630%, 08/03/26                                      5,827      5,842,115
     5.770%, 01/05/27                                      1,942      2,425,486
 Federal Home Loan Bank
     1.375%, 03/09/18                                     11,185     11,195,402
     1.250%, 06/08/18                                      9,375      9,374,034
     4.750%, 06/08/18                                      3,170      3,263,933
     2.000%, 09/14/18                                     14,660     14,771,563
     1.750%, 12/14/18                                     24,920     25,054,269
     1.500%, 03/08/19                                     11,350     11,382,245
     1.875%, 03/08/19                                     16,720     16,855,332
     5.375%, 05/15/19                                     16,985     18,173,916
     1.625%, 06/14/19                                     16,120     16,173,535
     5.125%, 08/15/19                                      1,585      1,701,277
     1.375%, 09/13/19                                      1,495      1,493,028
     4.500%, 09/13/19                                     11,070     11,767,809
     4.125%, 12/13/19                                      7,785      8,267,616
     1.875%, 03/13/20                                     37,695     38,056,947
     4.125%, 03/13/20                                     46,870     49,978,606
     3.000%, 03/18/20                                      5,415      5,619,757

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
     3.375%, 06/12/20                                      8,535 $    8,966,982
     2.875%, 09/11/20                                      4,405      4,569,646
     4.625%, 09/11/20                                      7,680      8,374,656
     3.125%, 12/11/20                                      1,795      1,879,674
     5.250%, 12/11/20                                      2,260      2,523,670
     1.750%, 03/12/21                                     12,110     12,140,796
     5.000%, 03/12/21                                      1,555      1,726,852
     2.250%, 06/11/21                                     20,965     21,365,599
     3.625%, 06/11/21                                      3,005      3,212,943
     5.625%, 06/11/21                                     11,075     12,677,054
     2.375%, 09/10/21                                     11,785     12,048,972
 #   3.000%, 09/10/21                                      9,355      9,788,417
     2.625%, 12/10/21                                     32,225     33,293,645
     5.000%, 12/10/21                                     13,625     15,435,000
     2.250%, 03/11/22                                      2,995      3,047,529
     2.500%, 03/11/22                                      3,295      3,382,189
     5.250%, 06/10/22                                      2,470      2,840,423
     5.750%, 06/10/22                                      5,840      6,821,500
     2.000%, 09/09/22                                      4,860      4,859,883
     5.375%, 09/30/22                                     18,980     22,134,381
     5.250%, 12/09/22                                      4,490      5,229,355
     4.750%, 03/10/23                                     14,735     16,826,427
     3.250%, 06/09/23                                     10,480     11,170,527
     2.500%, 12/08/23                                     10,000     10,193,010
     3.250%, 03/08/24                                     29,750     31,771,899
     2.875%, 06/14/24                                      4,900      5,083,726
     5.375%, 08/15/24                                      5,555      6,670,583
     5.365%, 09/09/24                                        600        721,080
     2.875%, 09/13/24                                     31,000     32,118,015
     2.750%, 12/13/24                                     76,000     78,210,612
     4.375%, 03/13/26                                      6,020      6,844,626
     5.750%, 06/12/26                                     11,915     14,867,477
 Federal Home Loan Mortgage Corp.
     1.000%, 09/29/17                                         90         89,981
 #   1.750%, 05/30/19                                        529        532,751
 Federal Home Loan Mortgage Corporation
     6.750%, 09/15/29                                     17,421     24,652,544
     6.750%, 03/15/31                                     22,491     32,615,234
 Federal National Mortgage Association
     1.875%, 09/18/18                                      1,499      1,508,830
     1.875%, 02/19/19                                      1,058      1,065,820
 #   1.500%, 06/22/20                                      4,549      4,546,120
 #   1.250%, 05/06/21                                      5,000      4,924,500
     2.000%, 01/05/22                                     23,000     23,138,575
 #   2.625%, 09/06/24                                     84,500     86,852,649
     2.125%, 04/24/26                                     34,500     33,730,581
     1.875%, 09/24/26                                     66,950     63,792,772
     6.250%, 05/15/29                                     33,322     45,212,389
     7.125%, 01/15/30                                      6,474      9,461,764
     7.250%, 05/15/30                                     11,550     17,204,430
     6.625%, 11/15/30                                    111,500    159,416,790

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
Tennessee Valley Authority
      4.500%, 04/01/18                                    14,469 $   14,776,929
      1.750%, 10/15/18                                     3,237      3,254,613
      3.875%, 02/15/21                                    31,741     34,089,136
#     1.875%, 08/15/22                                    38,243     38,136,837
#     2.875%, 09/15/24                                    55,925     58,177,715
      6.750%, 11/01/25                                    25,623     33,537,740
      2.875%, 02/01/27                                    17,000     17,478,448
      7.125%, 05/01/30                                    43,131     62,821,552
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                          1,497,343,804
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (23.8%)
U.S. Treasury Bonds
      8.125%, 05/15/21                                    37,017     45,773,939
#     8.125%, 08/15/21                                    35,789     44,723,902
      7.250%, 08/15/22                                    28,959     36,459,295
      6.250%, 08/15/23                                    51,741     64,370,957
#     7.500%, 11/15/24                                    49,948     68,277,970
      6.875%, 08/15/25                                    40,371     54,498,601
      6.000%, 02/15/26                                    44,667     57,928,034
      6.750%, 08/15/26                                    39,317     53,910,644
#     6.625%, 02/15/27                                    45,173     62,099,855
      6.125%, 11/15/27                                    29,750     40,160,180
      5.250%, 11/15/28                                    36,868     47,445,817
      5.250%, 02/15/29                                    70,850     91,443,157
      6.125%, 08/15/29                                    25,884     36,026,736
#     6.250%, 05/15/30                                    26,011     37,021,407
      5.375%, 02/15/31                                   111,000    148,909,053
U.S. Treasury Notes
      1.875%, 06/30/20                                    22,462     22,707,487
      2.000%, 07/31/20                                    23,360     23,687,882
      2.000%, 09/30/20                                    52,328     53,043,124
      3.625%, 02/15/21                                    39,500     42,223,328
      3.125%, 05/15/21                                    49,865     52,535,731
      1.125%, 07/31/21                                    25,000     24,435,550
      1.250%, 10/31/21                                    50,000     48,974,600
      2.000%, 10/31/21                                    54,757     55,313,314
#     1.625%, 08/15/22                                    90,000     89,064,810
      1.500%, 02/28/23                                    77,200     75,426,793
      1.500%, 03/31/23                                    88,000     85,899,704
#     1.750%, 05/15/23                                    69,000     68,188,698
      2.750%, 02/15/24                                    71,662     74,713,016
      2.500%, 05/15/24                                    68,000     69,808,936
      2.125%, 05/15/25                                   110,000    109,596,080
#     2.000%, 08/15/25                                    14,000     13,797,112
      1.625%, 02/15/26                                    45,000     42,874,785
      1.625%, 05/15/26                                    57,000     54,170,064

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
      1.500%, 08/15/26                                    65,000 $   60,980,660
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                   1,956,491,221
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       7,635,063,152
                                                                 --------------

                                                       SHARES
                                                      ----------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund                  50,450,433    583,812,415
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $8,155,242,909)^^                                          $8,218,875,567
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Bonds
   Australia                      --    $  159,912,682    --    $  159,912,682
   Austria                        --         1,959,809    --         1,959,809
   Belgium                        --        20,618,610    --        20,618,610
   Canada                         --       145,248,524    --       145,248,524
   Denmark                        --        14,013,966    --        14,013,966
   Finland                        --         2,450,970    --         2,450,970
   France                         --        73,980,681    --        73,980,681
   Germany                        --        96,657,736    --        96,657,736
   Ireland                        --        42,768,187    --        42,768,187
   Italy                          --         8,718,395    --         8,718,395
   Japan                          --       108,390,062    --       108,390,062
   Netherlands                    --       127,746,660    --       127,746,660
   New Zealand                    --         6,046,722    --         6,046,722
   Norway                         --        19,635,373    --        19,635,373
   Spain                          --        41,928,386    --        41,928,386
   Supranational Organization
     Obligations                  --        18,469,461    --        18,469,461
   Sweden                         --        65,679,271    --        65,679,271
   Switzerland                    --        69,391,023    --        69,391,023
   United Kingdom                 --       150,858,139    --       150,858,139
   United States                  --     3,006,753,470    --     3,006,753,470
Agency Obligations                --     1,497,343,804    --     1,497,343,804
U.S. Treasury Obligations         --     1,956,491,221    --     1,956,491,221
Securities Lending Collateral     --       583,812,415    --       583,812,415
Forward Currency Contracts**      --        (2,157,253)   --        (2,157,253)
                                  --    --------------    --    --------------
TOTAL                             --    $8,216,718,314    --    $8,216,718,314
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                        FACE
                                                      AMOUNT^^^
                                                        (000)       VALUE+
                                                      --------- --------------
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
    0.125%, 07/15/22                                    127,500 $  136,355,470
    0.125%, 01/15/23                                    263,300    278,122,712
    0.375%, 07/15/23                                    225,000    239,454,762
    0.625%, 01/15/24                                    248,000    265,334,335
    0.125%, 07/15/24                                    240,000    244,428,440
    0.250%, 01/15/25                                    308,000    314,482,076
    2.375%, 01/15/25                                    168,000    249,578,056
    0.375%, 07/15/25                                    296,000    305,122,834
    0.625%, 01/15/26                                    306,000    318,978,563
    2.000%, 01/15/26                                    172,800    239,916,202
    0.125%, 07/15/26                                    323,700    320,717,352
    2.375%, 01/15/27                                    147,500    209,584,067
    1.750%, 01/15/28                                    147,700    193,391,290
    3.625%, 04/15/28                                    124,500    247,150,656
    2.500%, 01/15/29                                    165,500    228,085,976
    3.875%, 04/15/29                                    124,745    253,102,642
    3.375%, 04/15/32                                     54,000    102,778,697
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS                                  4,146,584,130
                                                                --------------
TOTAL INVESTMENT SECURITIES                                      4,146,584,130
                                                                --------------

                                                       SHARES
                                                      ---------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional U.S. Government Money
      Market Fund, 0.940%                             2,267,242      2,267,242
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,092,440,324)^^           $4,148,851,372
                                                                ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ------------------------------------------------
                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                            ---------- -------------- ------- --------------
U.S. Treasury Obligations           -- $4,146,584,130   --    $4,146,584,130
Temporary Cash Investments  $2,267,242             --   --         2,267,242
                            ---------- --------------   --    --------------
TOTAL                       $2,267,242 $4,146,584,130   --    $4,148,851,372
                            ========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.8%)
Alabama State (GO) Series A
    5.000%, 08/01/19                                        $ 4,500 $ 4,856,445
    5.000%, 08/01/20                                          5,495   6,126,266
    5.000%, 08/01/21                                          1,450   1,664,281
    5.000%, 08/01/21                                          6,030   6,921,113
                                                                    -----------
TOTAL ALABAMA                                                        19,568,105
                                                                    -----------
ALASKA -- (0.8%)
Alaska State (GO) Series B
    5.000%, 08/01/20                                          3,920   4,348,260
City of Anchorage (GO) (TAN)
    2.000%, 09/15/17                                         15,000  15,021,150
                                                                    -----------
TOTAL ALASKA                                                         19,369,410
                                                                    -----------
ARIZONA -- (1.3%)
Arizona State Transportation Board (RB)
    5.000%, 07/01/18                                          5,050   5,240,688
    5.000%, 07/01/20                                          5,000   5,567,800
City of Phoenix (GO)
    4.000%, 07/01/20                                          1,085   1,176,194
    4.000%, 07/01/21                                          5,970   6,616,432
Madison Elementary School District No. 38 (GO) Series A
    2.000%, 07/01/20                                          1,400   1,437,212
Maricopa County Community College District (GO)
    4.000%, 07/01/18                                          2,210   2,273,648
    3.000%, 07/01/20                                          6,505   6,860,043
Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21                                          1,410   1,503,328
                                                                    -----------
TOTAL ARIZONA                                                        30,675,345
                                                                    -----------
ARKANSAS -- (1.5%)
Arkansas State (GO)
    5.000%, 04/01/18                                          6,890   7,076,650
    5.000%, 04/01/19                                          7,240   7,714,582
    5.000%, 04/01/21                                          4,300   4,903,419
    5.000%, 04/01/21                                          6,495   7,406,443
    5.000%, 06/15/21                                          8,730  10,015,318
                                                                    -----------
TOTAL ARKANSAS                                                       37,116,412
                                                                    -----------
CALIFORNIA -- (2.0%)
California State (GO)
    5.000%, 04/01/19                                          1,000   1,067,950
    5.000%, 10/01/21                                          2,215   2,562,445
California State (GO) Series B
    5.000%, 09/01/18                                          7,000   7,315,630

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
City of Los Angeles (RN)
    5.000%, 06/28/18                                        $ 2,800 $ 2,905,980
Riverside County (RN)
    2.000%, 06/29/18                                         32,300  32,664,990
Sequoia Union High School District (RAN)
    3.000%, 06/29/18                                          2,385   2,431,531
                                                                    -----------
TOTAL CALIFORNIA                                                     48,948,526
                                                                    -----------
COLORADO -- (0.9%)
Board of Water Commissioners City & County of Denver (The)
  (RB) Series B
    5.000%, 09/15/19                                          2,060   2,233,946
City & County of Denver (GO) Series A
    5.000%, 08/01/17                                          3,110   3,110,000
    5.000%, 08/01/18                                          7,745   8,061,848
    5.000%, 08/01/20                                          4,920   5,491,409
Denver City & County School District No. 1 (GO) Series B
  (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18                                            140     145,638
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
    4.000%, 12/01/18                                          1,045   1,087,511
Weld County School District No. RE- 4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22                                          1,000   1,134,120
                                                                    -----------
TOTAL COLORADO                                                       21,264,472
                                                                    -----------
CONNECTICUT -- (2.1%)
City of Middletown (GO)
    5.000%, 04/01/21                                          1,905   2,163,509
Connecticut State (GO) Series A
    5.000%, 10/15/19                                          5,350   5,743,974
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18                                         15,310  15,831,918
Connecticut State (GO) Series C
    5.000%, 06/01/18                                          9,980  10,299,659
Connecticut State (GO) Series F
    4.000%, 11/15/17                                          6,065   6,117,462
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19                                         11,000  11,587,840
                                                                    -----------
TOTAL CONNECTICUT                                                    51,744,362
                                                                    -----------
DELAWARE -- (1.0%)
Delaware State (GO)
    5.000%, 07/01/19                                          5,000   5,382,550

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
DELAWARE -- (Continued)
Delaware State (GO) Series 2009C
            5.000%, 10/01/17                               $ 1,535 $ 1,545,392
Delaware State (GO) Series A
            4.000%, 08/01/17                                 5,100   5,100,000
            5.000%, 08/01/19                                 5,745   6,204,772
Delaware State (GO) Series C
            5.000%, 03/01/18                                 5,265   5,391,255
                                                                   -----------
TOTAL DELAWARE                                                      23,623,969
                                                                   -----------
DISTRICT OF COLUMBIA -- (0.2%)
District of Columbia (GO) Series A
            5.000%, 06/01/20                                 2,320   2,574,643
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18                                 2,265   2,347,016
                                                                   -----------
TOTAL DISTRICT OF COLUMBIA                                           4,921,659
                                                                   -----------
FLORIDA -- (2.1%)
Florida State Board of Education (GO) Series A
            5.000%, 06/01/18                                 4,000   4,136,920
            5.000%, 06/01/19                                19,310  20,727,161
            5.000%, 06/01/19                                10,100  10,841,239
            5.000%, 06/01/20                                 2,850   3,160,279
            5.000%, 01/01/21                                 2,340   2,643,007
Florida State Board of Education (GO) Series B
            5.000%, 06/01/19                                 3,500   3,756,865
            5.000%, 06/01/20                                 1,000   1,108,870
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21                                 2,500   2,880,025
Tampa Bay Water (RB)
(currency)  5.000%, 10/01/25
            (Pre-refunded @ $100, 10/1/20)                   2,160   2,416,673
                                                                   -----------
TOTAL FLORIDA                                                       51,671,039
                                                                   -----------
GEORGIA -- (5.4%)
Cobb County (GO)
            5.000%, 01/01/21                                 3,710   4,197,086
            5.000%, 01/01/22                                   500     582,325
Cobb County (TAN)
            2.000%, 11/30/17                                10,000  10,038,200
De Kalb County School District (GO) (ST AID WITHHLDG)
            4.000%, 11/01/17                                10,775  10,858,614
DeKalb County (TAN)
            3.000%, 12/19/17                                35,330  35,622,886
Georgia State (GO) Series A
            5.000%, 07/01/19                                 7,350   7,913,819

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
GEORGIA -- (Continued)
Georgia State (GO) Series A-1
            5.000%, 02/01/19                              $ 8,000 $  8,485,840
            5.000%, 02/01/20                                4,210    4,621,654
Georgia State (GO) Series C
            5.000%, 07/01/19                                2,000    2,153,420
Georgia State (GO) Series D
            5.000%, 02/01/19                                7,970    8,454,018
Georgia State (GO) Series E-1
            4.500%, 07/01/19                                6,890    7,353,421
Georgia State (GO) Series I
            5.000%, 07/01/19                               20,475   22,045,637
Georgia State Road & Tollway Authority (RB) Series B (ST GTD)
            5.000%, 10/01/17                                8,510    8,567,442
                                                                  ------------
TOTAL GEORGIA                                                      130,894,362
                                                                  ------------
HAWAII -- (1.9%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19                                8,000    8,708,320
Hawaii State (GO) Series DR
            5.000%, 06/01/19                                9,725   10,438,718
Hawaii State (GO) Series EE
            5.000%, 11/01/18                               11,495   12,078,256
Hawaii State (GO) Series EF
            5.000%, 11/01/21                                5,500    6,367,185
Hawaii State (GO) Series EO
            5.000%, 08/01/22                                6,000    7,079,700
Maui County (GO)
            5.000%, 06/01/18                                  500      517,030
                                                                  ------------
TOTAL HAWAII                                                        45,189,209
                                                                  ------------
ILLINOIS -- (0.3%)
Central Lake County Joint Action Water Agency (RB)
            4.000%, 05/01/18                                4,700    4,803,917
Central Lake County Joint Action Water Agency (RB) (ETM)
            4.000%, 05/01/18                                1,495    1,528,847
                                                                  ------------
TOTAL ILLINOIS                                                       6,332,764
                                                                  ------------
IOWA -- (0.4%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)                   2,535    2,734,733
(currency)  5.000%, 08/01/21
            (Pre-refunded @ $100, 8/1/19)                   1,560    1,682,912
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18                                4,785    4,948,408
                                                                  ------------
TOTAL IOWA                                                           9,366,053
                                                                  ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
KANSAS -- (0.8%)
City of Wichita (GO) Series A
            5.000%, 12/01/19                                $ 3,960 $ 4,321,588
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
            5.000%, 10/01/17                                  5,635   5,673,036
Kansas State Department of Transportation (RB) Series A
            5.000%, 09/01/17                                  4,000   4,013,120
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19                                  4,975   5,387,477
Sedgwick County Unified School District No. 266 Maize (GO) Series A
            2.000%, 09/01/18                                  1,000   1,010,470
                                                                    -----------
TOTAL KANSAS                                                         20,405,691
                                                                    -----------
KENTUCKY -- (0.9%)
Kentucky State Economic Development Finance Authority (RB) Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/19)                     1,000   1,069,530
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35
            (Pre-refunded @ $100, 6/1/22)                     1,675   1,967,505
Louisville & Jefferson County Metropolitan Sewer District (RB) Series B
            5.000%, 05/15/18                                 13,245  13,670,959
Louisville/Jefferson County Metropolitan Government (GO) Series A
            5.000%, 12/01/19                                  4,095   4,469,898
                                                                    -----------
TOTAL KENTUCKY                                                       21,177,892
                                                                    -----------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series A
            5.000%, 02/01/18                                  2,000   2,040,160
Louisiana State (GO) Series C
            5.000%, 08/01/21                                  5,000   5,694,800
                                                                    -----------
TOTAL LOUISIANA                                                       7,734,960
                                                                    -----------
MARYLAND -- (6.7%)
Anne Arundel County (GO)
            3.000%, 10/01/19                                  3,900   4,068,870
            5.000%, 10/01/20                                  1,790   2,008,649
            5.000%, 04/01/21                                 12,740  14,517,994
Baltimore County (GO)
            5.000%, 08/01/18                                  2,450   2,550,964
Baltimore County (GO) Series B
            5.000%, 08/01/17                                  6,550   6,550,000

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MARYLAND -- (Continued)
            5.000%, 08/01/18                               $ 5,000 $  5,206,050
Charles County (GO)
            5.000%, 03/01/19                                 2,450    2,607,388
Maryland State (GO) Series A
            5.000%, 08/01/19                                20,000   21,596,600
Maryland State (GO) Series B
            5.000%, 03/01/19                                 6,300    6,705,783
            5.000%, 08/01/19                                11,500   12,418,045
Maryland State (GO) Series C
            5.000%, 11/01/18                                 9,335    9,813,419
            5.000%, 08/01/19                                 2,000    2,159,660
            5.000%, 11/01/19                                 2,000    2,178,960
            5.000%, 08/01/20                                 7,705    8,604,713
Montgomery County (GO) Series B
            5.000%, 12/01/21                                 4,000    4,646,440
Prince George's County (GO) Series B
            5.000%, 09/15/18                                16,190   16,935,064
            4.000%, 03/01/19                                 9,575   10,040,441
            4.000%, 03/01/20                                 9,780   10,514,380
Prince George's County (GO) Series C
            5.000%, 08/01/18                                10,075   10,492,306
Talbot County (GO)
            2.000%, 12/15/21                                 1,330    1,368,823
Washington Suburban Sanitary Commission (GO)
            5.000%, 06/01/18                                 2,350    2,430,440
Washington Suburban Sanitary Commission (GO) Series A
            4.000%, 06/01/18                                 5,000    5,130,000
                                                                   ------------
TOTAL MARYLAND                                                      162,544,989
                                                                   ------------
MASSACHUSETTS -- (6.3%)
City of Boston (GO) Series A
            5.000%, 03/01/18                                 3,960    4,055,872
City of Somerville (BAN)
            2.000%, 06/08/18                                11,642   11,747,127
City of Springfield (GO) (ST AID WITHHLDG)
            5.000%, 09/01/21                                 4,240    4,871,972
Commonwealth of Massachusetts (GO) Series A
            5.000%, 05/01/21                                10,000   11,402,900
Commonwealth of Massachusetts (GO) Series B
            5.000%, 08/01/18                                 3,750    3,904,537
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/21                                 2,405    2,792,518
Commonwealth of Massachusetts (GO) Series C
            5.000%, 04/01/20                                 2,700    2,979,882

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MASSACHUSETTS -- (Continued)
            5.000%, 08/01/20                               $ 8,500 $  9,479,200
            5.000%, 10/01/21                                 8,000    9,230,160
Commonwealth of Massachusetts (GO) Series D (AMBAC)
            5.500%, 10/01/19                                 4,220    4,626,850
Commonwealth of Massachusetts (GO) Series E
            5.000%, 12/01/17                                15,000   15,206,100
Massachusetts Bay Transportation Authority (RB) Series A
            5.250%, 07/01/19                                 3,115    3,369,900
Massachusetts Clean Water Trust (The) (RB)
            5.000%, 08/01/20                                 5,830    6,505,289
Massachusetts Development Finance Agency (RB)
(currency)  5.750%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)                    9,990   10,887,901
Massachusetts Health & Educational Facilities Authority (RB) Series E-2 (currency) 5.375%, 07/01/22
            (Pre-refunded @ $100, 7/1/18)                   12,500   13,006,375
Massachusetts School Building Authority (RB) Series B
            5.000%, 08/15/17                                 4,790    4,796,850
Massachusetts Water Resources Authority (RB) Series J (AGM) (GO OF AUTH)
            5.250%, 08/01/18                                18,000   18,780,840
Town of Lexington (BAN)
            2.000%, 02/16/18                                14,800   14,887,616
                                                                   ------------
TOTAL MASSACHUSETTS                                                 152,531,889
                                                                   ------------
MICHIGAN -- (1.9%)
Michigan Finance Authority (RB) Series A
            5.000%, 07/01/18                                25,260   26,216,344
Michigan State (GO)
            5.000%, 11/01/19                                13,000   14,148,030
Michigan State Building Authority (RB)
(currency)  6.000%, 10/15/38
            (Pre-refunded @ $100, 10/15/18)                  2,740    2,903,989
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18                                 3,600    3,788,820
                                                                   ------------
TOTAL MICHIGAN                                                       47,057,183
                                                                   ------------

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MINNESOTA -- (3.9%)
Bloomington Independent School District No. 271 (GO) Series A (SD CRED
  PROG)
            5.000%, 02/01/21                                $ 1,290 $ 1,458,216
City of Minneapolis (GO)
            2.000%, 12/01/18                                  5,085   5,158,631
City of Rochester (GO) Series A
            5.000%, 02/01/18                                  2,590   2,643,950
City of State Louis Park (RB) Series C (ETM)
            5.500%, 07/01/18                                  4,140   4,310,444
Elk River Independent School District No. 728 (GO) Series A (SD CRED
  PROG)
            5.000%, 02/01/21                                  1,000   1,132,230
Elk River Independent School District No. 728 (GO) Series C (SD CRED
  PROG)
            5.000%, 02/01/20                                  5,000   5,486,300
            5.000%, 02/01/21                                  2,000   2,264,460
Hennepin County (GO) Series B
            5.000%, 12/01/21                                    650     756,541
Lakeville Independent School District No. 194 (GO) Series D (SD CRED
  PROG)
            5.000%, 02/01/19                                  4,425   4,690,987
Minnesota State (GO)
            5.000%, 08/01/17                                  9,175   9,175,000
Minnesota State (GO) Series A
            5.000%, 08/01/17                                 13,665  13,665,000
Minnesota State (GO) Series B
            5.000%, 08/01/19                                  4,000   4,319,320
            4.000%, 08/01/20                                  8,800   9,560,584
Minnesota State (GO) Series D
            5.000%, 08/01/20                                    750     836,872
            5.000%, 08/01/21                                  7,230   8,313,705
Minnesota State (GO) Series E
            2.000%, 08/01/19                                    725     740,007
Minnesota State (GO) Series F
            5.000%, 10/01/17                                  9,000   9,061,650
            5.000%, 10/01/18                                    650     681,096
Owatonna Independent School District No. 761 (GO) Series A (SD CRED
  PROG)
            2.000%, 02/01/18                                  2,855   2,872,016
University of Minnesota (RB) Series A (GO OF UNIV)
            5.000%, 12/01/17                                  6,040   6,123,594
                                                                    -----------
TOTAL MINNESOTA                                                      93,250,603
                                                                    -----------
MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18                                  2,800   2,932,608
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MISSOURI -- (0.8%)
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21                                $ 2,375 $ 2,525,124
Missouri State (GO) Series A
            4.000%, 10/01/17                                 11,850  11,911,738
            5.000%, 12/01/20                                  4,515   5,093,507
                                                                    -----------
TOTAL MISSOURI                                                       19,530,369
                                                                    -----------
NEBRASKA -- (0.3%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21                                  1,620   1,832,706
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20                                  4,340   4,877,856
                                                                    -----------
TOTAL NEBRASKA                                                        6,710,562
                                                                    -----------
NEVADA -- (0.7%)
City of Henderson NV (GO)
            5.000%, 06/01/19                                  5,295   5,677,564
Clark County School District (GO) Series A
            5.000%, 06/15/19                                  1,000   1,072,040
Clark County School District (GO) Series C
(currency)  5.000%, 06/15/26
            (Pre-refunded @ $100, 12/15/17)                   4,750   4,821,962
Nevada State (RB)
            5.000%, 12/01/17                                  3,600   3,649,968
Washoe County School District (GO) Series A
            3.000%, 06/01/19                                  1,125   1,165,849
                                                                    -----------
TOTAL NEVADA                                                         16,387,383
                                                                    -----------
NEW HAMPSHIRE -- (0.2%)
City of Nashua (GO)
            4.000%, 07/15/21                                  1,720   1,899,637
City of Portsmouth (BAN)
            3.000%, 06/22/18                                  2,705   2,754,691
                                                                    -----------
TOTAL NEW HAMPSHIRE                                                   4,654,328
                                                                    -----------
NEW JERSEY -- (0.4%)
Monmouth County (GO)
            5.000%, 07/15/20                                  4,540   5,056,743
            5.000%, 07/15/21                                  3,770   4,321,023
                                                                    -----------
TOTAL NEW JERSEY                                                      9,377,766
                                                                    -----------
NEW MEXICO -- (1.2%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18                                  4,775   4,953,967

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEW MEXICO -- (Continued)
New Mexico State (GO)
            5.000%, 03/01/19                                $ 1,500 $ 1,595,385
            5.000%, 03/01/21                                  4,000   4,542,760
New Mexico State Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/19                                  6,500   6,994,780
New Mexico State Severance Tax Permanent Fund (RB) Series A-2
            5.000%, 07/01/18                                 10,000  10,373,900
                                                                    -----------
TOTAL NEW MEXICO                                                     28,460,792
                                                                    -----------
NEW YORK -- (8.0%)
Albany Industrial Development Agency (RB) Series A
(currency)  5.750%, 11/15/22
            (Pre-refunded @ $100, 11/15/17)                     200     202,752
Amherst Central School District (GO) (ST AID WITHHLDG)
            3.000%, 06/15/18                                    135     137,535
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19                                  1,160   1,183,734
City of New York (GO)
            5.000%, 08/01/17                                    785     785,000
City of New York (GO) (ETM)
            5.000%, 08/01/17                                     90      90,000
City of New York (GO) Series A
            5.000%, 08/01/17                                  3,780   3,780,000
City of New York (GO) Series B
            5.000%, 08/01/17                                  4,360   4,360,000
            5.000%, 08/01/17                                  1,100   1,100,000
City of New York (GO) Series C
            5.000%, 08/01/18                                  6,265   6,519,359
City of New York (GO) Series E
            5.000%, 08/01/21                                  1,500   1,720,395
City of New York (GO) Series F
            5.000%, 08/01/21                                  1,000   1,146,930
City of New York (GO) Series G
            5.000%, 08/01/17                                  1,250   1,250,000
            5.000%, 08/01/18                                  8,000   8,324,800
            5.000%, 08/01/19                                 15,310  16,513,213
            5.000%, 08/01/21                                  5,915   6,784,091
City of New York (GO) Series H-A
            5.000%, 03/01/19                                 10,105  10,742,626
City of New York (GO) Series J7
            5.000%, 08/01/20                                  5,000   5,569,700
City of Rochester (BAN) Series 3
            2.500%, 08/02/18                                 17,550  17,826,412
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19                                    500     507,695

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEW YORK -- (Continued)
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21                                $   685 $   705,118
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21                                    600     693,546
New York State (GO) Series A
            4.000%, 03/01/18                                    400     407,456
            5.000%, 03/15/18                                  1,565   1,605,737
New York State Dormitory Authority (RB) Series 2015B-A
            5.000%, 03/15/18                                  8,750   8,977,150
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18                                 11,440  11,697,629
            5.000%, 03/15/21                                  1,795   2,041,848
            5.000%, 12/15/21                                  3,545   4,114,717
(currency)  5.500%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                       500     562,700
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20                                 15,000  16,493,250
            5.000%, 02/15/22                                  4,000   4,662,920
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)                     5,600   5,809,384
New York State Dormitory Authority (RB) Series B (AGC)
(currency)  5.000%, 07/01/23
            (Pre-refunded @ $100, 7/1/18)                       550     570,565
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19                                    700     746,186
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20                                    500     551,250
            5.000%, 03/15/21                                  2,000   2,272,740
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded @ $100, 10/1/17)                    1,000   1,006,720
New York State Urban Development Corp. (RB)
            5.000%, 03/15/18                                  4,500   4,616,820
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20                                    550     606,375
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/17                                  5,765   5,854,703
            5.000%, 12/15/18                                    250     264,135
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19                                  5,080   5,235,702

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
NEW YORK -- (Continued)
Town of Hempstead (GO) Series B
            5.000%, 02/01/18                               $ 9,915 $ 10,116,572
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19                                   500      545,270
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/17                                 2,800    2,833,572
            4.000%, 11/15/18                                11,860   12,338,788
Union Free School District Of The Tarrytowns (GO) Series A (ST AID WITHHLDG)
            5.000%, 01/15/18                                   150      152,858
                                                                   ------------
TOTAL NEW YORK                                                      194,027,953
                                                                   ------------
NORTH CAROLINA -- (3.3%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19                                10,555   11,354,225
Davie County (GO)
            5.000%, 05/01/20                                 1,595    1,761,773
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33
            (Pre-refunded @ $100, 12/1/18)                  15,455   16,535,150
North Carolina State (GO) Series A
            5.000%, 03/01/19                                 5,000    5,315,500
North Carolina State (GO) Series B
            5.000%, 06/01/18                                29,730   30,747,658
Onslow County (GO)
            4.000%, 12/01/17                                   525      530,533
Wake County (GO)
            5.000%, 03/01/19                                 7,225    7,680,897
Wake County (GO) Series B
            5.000%, 05/01/18                                 4,625    4,767,774
                                                                   ------------
TOTAL NORTH CAROLINA                                                 78,693,510
                                                                   ------------
OHIO -- (4.2%)
City of Columbus (GO) Series 1
            5.000%, 07/01/20                                10,000   11,126,400
City of Columbus (GO) Series A
            5.000%, 02/15/19                                10,000   10,621,300
            3.000%, 07/01/21                                12,830   13,719,889
Ohio State (GO) Series A
            3.000%, 05/01/20                                 5,000    5,263,050
            5.000%, 05/01/20                                 7,000    7,745,990
            5.000%, 09/15/21                                 2,335    2,692,348
Ohio State (GO) Series B
            5.000%, 08/01/19                                 7,270    7,845,857
            5.000%, 09/01/19                                 4,215    4,562,611
            5.000%, 08/01/20                                10,000   11,152,000
            2.000%, 09/01/20                                 2,500    2,569,425

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
OHIO -- (Continued)
            5.000%, 06/15/21                               $ 9,500 $ 10,875,410
Ohio State (GO) Series C
            5.000%, 08/01/17                                 2,475    2,475,000
            5.000%, 09/15/18                                 1,300    1,359,228
Ohio State (GO) Series R
            5.000%, 05/01/20                                 5,080    5,621,376
Ohio State (GO) Series T
            5.000%, 04/01/21                                 2,040    2,321,540
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21                                 1,825    2,087,344
                                                                   ------------
TOTAL OHIO                                                          102,038,768
                                                                   ------------
OKLAHOMA -- (0.5%)
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
            2.000%, 08/01/17                                 5,800    5,800,000
Tulsa County Independent School District No. 1 Tulsa (GO) Series C
            1.500%, 07/01/18                                 6,970    7,005,965
                                                                   ------------
TOTAL OKLAHOMA                                                       12,805,965
                                                                   ------------
OREGON -- (0.7%)
Multnomah County (GO)
            5.000%, 08/01/19                                 4,580    4,940,858
Oregon State (GO) Series F
            3.000%, 05/01/20                                 6,585    6,935,059
Oregon State (GO) Series L
            5.000%, 11/01/19                                 4,510    4,912,472
                                                                   ------------
TOTAL OREGON                                                         16,788,389
                                                                   ------------
PENNSYLVANIA -- (3.5%)
Commonwealth of Pennsylvania (GO)
            5.000%, 07/01/18                                 3,755    3,893,297
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 11/15/18                                10,645   11,192,046
            5.000%, 07/01/19                                 7,655    8,228,589
            5.000%, 04/01/20                                 8,500    9,329,260
Commonwealth of Pennsylvania (GO) Series 2
            5.000%, 10/15/19                                 2,250    2,440,687
Commonwealth of Pennsylvania (GO) Series A
            5.000%, 02/15/19                                 5,010    5,314,959
Council Rock School District (GO) Series C (ST AID WITHHLDG)
    5.000%, 11/15/17                                         5,285    5,345,355

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
PENNSYLVANIA -- (Continued)
Montgomery County Industrial Development Authority (RB) (FHA INS)
(currency)  5.375%, 08/01/38
            (Pre-refunded @ $100, 8/1/20)                   $10,000 $11,255,900
Pennsylvania Economic Development Financing Authority (RB) Series A
            5.000%, 07/01/19                                 14,735  15,874,163
Pennsylvania Higher Educational Facilities Authority (RB) Series A (NATL) (currency) 5.000%, 05/01/37
            (Pre-refunded @ $100, 11/1/17)                    8,600   8,686,860
University of Pittsburgh-of the Commonwealth System of Higher Education (RB)
  Series B
(currency)  5.250%, 09/15/34
            (Pre-refunded @ $100, 9/15/19)                    3,330   3,625,637
                                                                    -----------
TOTAL PENNSYLVANIA                                                   85,186,753
                                                                    -----------
RHODE ISLAND -- (0.3%)
Rhode Island State (GO) Series A
            4.000%, 08/01/17                                  2,065   2,065,000
            5.000%, 08/01/19                                  4,700   5,063,545
                                                                    -----------
TOTAL RHODE ISLAND                                                    7,128,545
                                                                    -----------
SOUTH CAROLINA -- (3.8%)
Aiken County Consolidated School District (GO) Series A (SCSDE)
            5.000%, 03/01/20                                  3,000   3,296,520
Charleston County School District (BAN) Series A (SCSDE)
            2.000%, 11/16/17                                 11,910  11,950,018
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/19                                  7,595   8,045,687
Darlington County School District (GO) (SCSDE)
            3.000%, 03/01/19                                  3,000   3,095,580
Dorchester County School District No. 2 (GO) Series A (SCSDE)
            5.000%, 03/01/21                                  1,885   2,133,688
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19                                 15,000  15,824,100
            4.000%, 06/01/20                                  2,475   2,668,520
Florence School District One (GO) (SCSDE)
            5.000%, 03/01/19                                  3,730   3,964,766
Lexington & Richland School District No. 5 (GO) Series B (SCSDE)
            5.000%, 03/01/21                                  1,660   1,879,004

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20                                $   910 $   999,217
Richland County School District No. 2 (GO) Series A (SCSDE)
            5.000%, 02/01/20                                  5,520   6,045,394
            5.000%, 02/01/21                                  7,000   7,905,100
Richland County School District No. 2 (GO) Series C (SCSDE)
            5.000%, 02/01/19                                  5,740   6,083,252
South Carolina State (GO) Series A
            5.000%, 06/01/20                                  8,945   9,929,397
Sumter County School District (TAN)
            3.000%, 04/11/18                                  6,725   6,823,790
                                                                    -----------
TOTAL SOUTH CAROLINA                                                 90,644,033
                                                                    -----------
TENNESSEE -- (2.9%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18                                  9,160   9,465,852
City of Memphis (GO) (NATL-RE)
            5.250%, 10/01/18                                  4,000   4,195,720
City of Memphis (GO) Series A
            5.000%, 04/01/21                                  4,550   5,158,654
City of Memphis (GO) Series D
            5.000%, 07/01/19                                  4,180   4,489,069
Hamilton County (GO) Series A
            5.000%, 05/01/21                                  3,895   4,449,142
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/21                                  9,055  10,354,574
(currency)  5.000%, 01/01/27
            (Pre-refunded @ $100, 1/1/18)                     4,300   4,372,842
Metropolitan Government of Nashville & Davidson County (GO) Series A
(currency)  5.000%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                       525     582,860
Metropolitan Government of Nashville & Davidson County (RB) Series E (ETM)
            4.000%, 10/01/17                                  1,500   1,507,605
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB)
  Series A
            5.000%, 05/15/20                                  2,000   2,216,700
Shelby County (GO) Series A
            5.000%, 04/01/20                                 18,135  20,004,718
            5.000%, 03/01/21                                  2,550   2,894,097
                                                                    -----------
TOTAL TENNESSEE                                                      69,691,833
                                                                    -----------
                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
TEXAS -- (11.1%)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25
            (Pre-refunded @ $100, 8/1/19)                   $ 3,340 $ 3,573,700
City of Allen (GO)
            5.000%, 08/15/21                                  1,840   2,107,444
City of Dallas (GO)
            5.000%, 02/15/19                                  8,400   8,875,524
            5.000%, 02/15/21                                  1,500   1,682,205
City of El Paso (GO)
            3.000%, 08/15/17                                    500     500,375
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/18                                 10,690  10,923,256
            5.000%, 02/15/19                                    830     880,788
City of Frisco (GO) Series A
            5.000%, 02/15/21                                  4,825   5,439,560
City of Houston (GO)
(currency)  5.000%, 03/01/26
            (Pre-refunded @ $100, 3/1/19)                     3,405   3,617,097
City of Houston (GO) Series A
            4.000%, 03/01/18                                  2,000   2,036,460
City of Houston (RAN)
            4.000%, 06/29/18                                 43,000  44,225,930
City of Houston Combined Utility System Revenue (RB) (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)                   25,155  27,085,646
City of San Antonio (GO)
            5.000%, 02/01/20                                  7,350   8,061,039
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
(currency)  5.000%, 02/01/34
            (Pre-refunded @ $100, 2/1/19)                     4,750   5,034,810
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
            5.000%, 02/01/19                                    700     742,182
City of Waco (GO)
            5.000%, 02/01/20                                  5,765   6,321,207
Comal Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/01/18                                  3,990   4,072,513
Conroe Independent School District (GO) Series A (PSF-GTD)
            4.000%, 02/15/21                                  1,940   2,128,064
Dallas Independent School District (GO) (PSF-GTD)
            5.250%, 02/15/18                                  2,000   2,047,260
Harris County (GO) Series A
            5.000%, 10/01/19                                  5,640   6,109,643

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
TEXAS -- (Continued)
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
            (Pre-refunded @ $100, 5/15/21)                  $ 6,000 $ 7,253,100
Humble Independent School District (GO) Series B (PSF-GTD)
            5.000%, 02/15/20                                  4,000   4,388,680
Longview Independent School District (GO) (PSF-GTD)
(currency)  4.750%, 02/15/36
            (Pre-refunded @ $100, 8/15/18)                   14,815  15,390,859
Mesquite Independent School District (GO) Series B (PSF-GTD)
            5.000%, 08/15/17                                  1,000   1,001,440
North East Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/18                                 10,125  10,541,239
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/18                                  1,250   1,277,875
Permanent University Fund (RB)
            5.000%, 07/01/18                                 12,585  13,055,553
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                  2,500   2,744,250
Southwest Higher Education Authority Inc (RB)
(currency)  5.000%, 10/01/23
            (Pre-refunded @ $100, 10/1/19)                    2,740   2,973,092
Texas State (GO)
            5.000%, 04/01/19                                  4,350   4,640,363
            5.000%, 10/01/20                                  3,825   4,285,874
            5.000%, 10/01/23                                  1,425   1,719,305
(currency)  5.000%, 04/01/29
            (Pre-refunded @ $100, 4/1/18)                     7,905   8,121,755
Texas State (GO) Series A
            5.000%, 10/01/21                                  2,200   2,537,326
Texas Tech University (RB) Series A
            5.000%, 08/15/19                                  3,025   3,264,762
Texas Transportation Commission State Highway Fund (RB) Series A
            5.000%, 04/01/18                                  5,000   5,135,750
            5.000%, 04/01/19                                  5,110   5,450,224
            5.000%, 10/01/19                                  4,000   4,340,280
            5.000%, 10/01/20                                 12,500  14,010,250
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18                                    750     783,795

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
TEXAS -- (Continued)
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19                               $ 7,975 $  8,620,496
                                                                   ------------
TOTAL TEXAS                                                         267,000,971
                                                                   ------------
UTAH -- (1.8%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21                                   940    1,069,983
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19                                16,420   17,640,991
Utah State (GO)
            5.000%, 07/01/22                                 9,690   11,430,809
Utah State (GO) Series C
            5.000%, 07/01/18                                 3,150    3,269,826
            4.500%, 07/01/19                                 6,675    7,122,692
Washington County School District Board of Education/St George (GO)
  (SCH BD GTY)
            5.000%, 03/01/18                                 2,000    2,048,200
                                                                   ------------
TOTAL UTAH                                                           42,582,501
                                                                   ------------
VERMONT -- (--%)
Vermont State (GO) Series F
            5.000%, 08/15/17                                   625      625,881
                                                                   ------------
VIRGINIA -- (7.2%)
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21                                 2,125    2,361,236
Chesterfield County (GO) Series A
            5.000%, 01/01/19                                 3,575    3,780,562
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21                                 2,700    3,104,757
City of Norfolk (GO) Series C (ST AID WITHHLDG)
            5.000%, 10/01/19                                 2,500    2,710,975
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20                                 1,000    1,099,380
City of Virginia Beach (GO) Series A
            4.000%, 08/01/17                                   145      145,000
Commonwealth of Virginia (GO) Series B
            5.000%, 06/01/19                                10,250   11,004,195
            5.000%, 06/01/19                                 5,705    6,124,774
Fairfax County (GO) Series A (ST AID WITHHLDG)
            3.000%, 10/01/18                                 2,855    2,926,090
            4.000%, 10/01/18                                 5,380    5,575,993
            4.000%, 10/01/19                                12,300   13,097,778

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
VIRGINIA -- (Continued)
            4.000%, 10/01/20                               $15,530 $ 16,945,559
Fairfax County (GO) Series B (ST AID WITHHLDG)
            5.000%, 10/01/18                                10,000   10,479,600
            4.000%, 04/01/19                                 7,000    7,355,740
Henrico County (GO)
            5.000%, 07/15/19                                 5,460    5,887,300
Loudoun County (GO) Series A
            4.000%, 12/01/17                                 3,555    3,592,470
University of Virginia (RB) Series B
            5.000%, 08/01/21                                15,000   17,267,250
Virginia Public Building Authority (RB) Series A
            5.000%, 08/01/18                                 8,370    8,713,254
Virginia Public School Authority (RB) Series A (ST AID
  WITHHLDG)
            4.000%, 08/01/17                                 6,465    6,465,000
Virginia Public School Authority (RB) Series B (ST AID
  WITHHLDG)
            5.000%, 08/01/19                                15,580   16,814,092
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22
            (Pre-refunded @ $100, 10/1/18)                   7,935    8,312,706
(currency)  5.000%, 10/01/27
            (Pre-refunded @ $100, 10/1/18)                   4,940    5,175,144
(currency)  5.000%, 10/01/28
            (Pre-refunded @ $100, 10/1/18)                   6,230    6,526,548
Virginia Resources Authority (RB) Series B
            4.000%, 10/01/19                                 4,875    5,190,071
Virginia State Public School Authority (RB) (ST AID
  WITHHLDG)
            5.000%, 07/15/19                                 4,080    4,399,301
                                                                   ------------
TOTAL VIRGINIA                                                      175,054,775
                                                                   ------------
WASHINGTON -- (3.9%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
            5.000%, 02/01/18                                 3,000    3,061,890
City of Seattle (GO)
            5.000%, 12/01/17                                 4,050    4,106,740
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 04/01/21                                 3,000    3,418,680
City of Seattle Water System Revenue (RB)
            5.000%, 09/01/19                                 3,890    4,212,520
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
            5.000%, 12/01/18                                 1,240    1,306,935

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue (GO)
  Series A (SCH BD GTY)
            5.000%, 12/01/18                                 $  400 $   421,592
King County Sewer Revenue (RB)
            5.000%, 01/01/18                                  4,670   4,749,904
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18                                  3,190   3,358,719
            5.000%, 12/01/19                                  5,810   6,327,845
Snohomish County School District No. 201 Snohomish
  (GO) (SCH BD GTY)
            5.000%, 12/01/21                                  4,000   4,635,440
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
            5.000%, 12/01/18                                    500     526,920
Washington State (GO)
            5.000%, 07/01/18                                  3,000   3,113,280
            5.000%, 07/01/20                                  3,650   4,063,362
Washington State (GO) Series 2010A
            5.000%, 08/01/18                                  4,500   4,684,995
Washington State (GO) Series 2013A
            5.000%, 08/01/21                                  4,245   4,874,109
Washington State (GO) Series A
            5.000%, 08/01/18                                  2,735   2,847,436
Washington State (GO) Series A-1
            5.000%, 08/01/21                                  1,500   1,722,300
Washington State (GO) Series B
            4.000%, 07/01/18                                  9,000   9,258,390
            5.000%, 07/01/20                                  5,000   5,566,250
Washington State (GO) Series D
            5.000%, 02/01/19                                  1,710   1,813,575
Washington State (GO) Series E
            5.000%, 02/01/19                                  4,080   4,327,126
Washington State (GO) Series R-2014A
            5.000%, 07/01/18                                  7,065   7,331,774
Washington State (GO) Series R-2015
            5.000%, 07/01/18                                  4,160   4,317,082
Washington State (GO) Series R-2017A
            5.000%, 08/01/22                                  2,500   2,948,550
                                                                    -----------
TOTAL WASHINGTON                                                     92,995,414
                                                                    -----------
WEST VIRGINIA -- (0.5%)
West Virginia State (GO) Series A
            5.000%, 06/01/21                                  9,620  10,975,747
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                         ------- --------------
WISCONSIN -- (3.1%)
City of Milwaukee (GO) Series N2
            5.000%, 05/01/19                             $10,010 $   10,704,194
            5.000%, 04/01/20                               5,860      6,460,884
Wisconsin Health & Educational Facilities Authority
  (RB) Series A
(currency)  5.250%, 12/01/35
            (Pre-refunded @ $100, 12/3/18)                 1,980      2,090,068
Wisconsin State (GO) Series 1
            5.000%, 05/01/19                               9,230      9,875,085
            5.000%, 05/01/20                               3,235      3,579,754
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19                               3,475      3,717,868
Wisconsin State (GO) Series 1 (ETM)
            5.000%, 05/01/20                                 120        132,547
Wisconsin State (GO) Series 2
            5.000%, 11/01/19                               4,000      4,356,960
            5.000%, 11/01/21                               6,160      7,120,221
            5.000%, 11/01/22                               3,000      3,554,220
Wisconsin State (GO) Series B
            5.000%, 05/01/20                              11,930     13,201,380
            5.000%, 05/01/21                               9,655     11,001,872
                                                                 --------------
TOTAL WISCONSIN                                                      75,795,053
                                                                 --------------
TOTAL MUNICIPAL BONDS                                             2,415,478,793
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,401,884,106)^^                                          $2,415,478,793
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Municipal Bonds                  --    $2,415,478,793   --    $2,415,478,793
                                   --    --------------   --    --------------
  TOTAL                            --    $2,415,478,793   --    $2,415,478,793
                                   ==    ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
   MUNICIPAL BONDS -- (100.0%)
   ALABAMA -- (0.6%)
   Alabama State (GO) Series A
      5.000%, 08/01/19                                     $3,995 $ 4,311,444
      5.000%, 08/01/21                                        250     286,945
   Alabama State (GO) Series B
      5.000%, 11/01/19                                      1,000   1,088,780
   Alabama State (GO) Series C
      5.000%, 08/01/24                                      3,000   3,672,420
                                                                  -----------
   TOTAL ALABAMA                                                    9,359,589
                                                                  -----------
   ALASKA -- (0.5%)
   Borough of North Slope (GO) Series A
      4.000%, 06/30/18                                        400     410,896
   City of Anchorage (GO) Series A
      5.000%, 09/01/21                                      3,845   4,418,097
      5.000%, 09/01/23                                        200     240,386
   City of Anchorage (GO) Series C
      5.000%, 09/01/24                                      2,765   3,377,199
                                                                  -----------
   TOTAL ALASKA                                                     8,446,578
                                                                  -----------
   ARIZONA -- (0.5%)
   City of Tucson (GO) Series C
      3.000%, 07/01/22                                      1,455   1,567,253
   Maricopa County Community College District (GO)
      4.000%, 07/01/18                                      4,000   4,115,200
   Maricopa County High School District No. 210-Phoenix
     (GO)
      3.000%, 07/01/23                                      1,810   1,971,579
                                                                  -----------
   TOTAL ARIZONA                                                    7,654,032
                                                                  -----------
   ARKANSAS -- (1.0%)
   Arkansas State (GO)
      5.000%, 04/01/18                                      2,500   2,567,725
      5.000%, 04/01/21                                      1,000   1,140,330
      5.000%, 06/15/21                                      3,750   4,302,112
      5.000%, 04/01/22                                      2,800   3,279,500
      4.250%, 06/01/23                                      3,325   3,853,509
                                                                  -----------
   TOTAL ARKANSAS                                                  15,143,176
                                                                  -----------
   CALIFORNIA -- (0.7%)
   California State (GO) Series B
      5.000%, 09/01/21                                        250     288,558
      5.000%, 09/01/25                                      9,000  11,178,990
                                                                  -----------
   TOTAL CALIFORNIA                                                11,467,548
                                                                  -----------

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
   COLORADO -- (1.5%)
   Adams & Arapahoe Joint School District 28J (GO) (ST
     AID WITHHLDG)
      5.000%, 12/01/21                                     $  425 $   492,320
   Arapahoe County School District No. 5 (GO) (ST AID
     WITHHLDG)
      5.000%, 12/15/19                                      3,115   3,403,356
      5.000%, 12/15/19                                      5,705   6,233,112
   Boulder County (RB)
      5.000%, 07/15/18                                        540     561,049
   City & County of Denver (GO) Series A
      5.000%, 08/01/19                                      2,085   2,251,008
   Denver City & County School District No. 1 (GO)
     Series A (NATL-RE) (ST AID WITHHLDG)
      5.250%, 12/01/21                                      2,490   2,917,458
   Denver City & County School District No. 1 (GO)
     Series C (ST AID WITHHLDG)
      3.000%, 12/01/23                                      1,540   1,683,805
   Platte River Power Authority (RB) Series JJ
      5.000%, 06/01/23                                      4,425   5,310,708
                                                                  -----------
   TOTAL COLORADO                                                  22,852,816
                                                                  -----------
   CONNECTICUT -- (1.0%)
   City of Middletown (GO)
      4.000%, 04/01/22                                      1,350   1,513,660
   Connecticut State (GO) Series A
      5.000%, 10/15/18                                      3,300   3,450,117
      5.000%, 10/15/19                                        600     644,184
   Connecticut State (GO) Series B (AMBAC)
      5.250%, 06/01/18                                      6,800   7,031,812
   Connecticut State (GO) Series E
      5.000%, 08/15/19                                      2,775   2,964,727
                                                                  -----------
   TOTAL CONNECTICUT                                               15,604,500
                                                                  -----------
   DELAWARE -- (1.0%)
   Delaware State (GO) Series 2009C
      5.000%, 10/01/17                                      3,080   3,100,852
   Delaware State (GO) Series A
      5.000%, 08/01/23                                      2,225   2,691,137
   Delaware State (GO) Series B
      5.000%, 07/01/18                                      2,395   2,485,004
      5.000%, 07/01/19                                      4,680   5,038,067
   New Castle County (GO)
      5.000%, 10/01/23                                      1,000   1,211,120
   New Castle County (GO) Series B
      5.000%, 07/15/22                                        700     825,615
                                                                  -----------
   TOTAL DELAWARE                                                  15,351,795
                                                                  -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
 DISTRICT OF COLUMBIA -- (1.3%)
 District of Columbia (GO) Series A
    5.000%, 06/01/20                                        $3,445 $ 3,823,123
    5.000%, 06/01/20                                         6,000   6,658,560
    5.000%, 06/01/23                                         2,000   2,402,800
    5.000%, 06/01/25                                         1,500   1,855,140
 District of Columbia (GO) Series B
    5.000%, 06/01/25                                         4,500   5,565,420
                                                                   -----------
 TOTAL DISTRICT OF COLUMBIA                                         20,305,043
                                                                   -----------
 FLORIDA -- (3.3%)
 Board of Governors State University System of Florida
   (RB) Series A
    3.000%, 07/01/24                                         2,580   2,761,245
 City of Jacksonville (RB)
    5.000%, 10/01/18                                           315     329,881
 City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20                                           250     278,718
 Florida State (GO)
    5.000%, 07/01/21                                         7,000   8,019,060
    5.000%, 07/01/24                                         5,000   6,119,000
 Florida State Board of Education (GO) Series A
    5.000%, 06/01/18                                         5,000   5,171,150
    5.000%, 06/01/19                                         2,860   3,069,895
    5.000%, 06/01/20                                         4,000   4,435,480
    5.000%, 06/01/23                                         1,300   1,561,014
    5.000%, 06/01/24                                         1,400   1,710,744
 Florida State Board of Education (GO) Series B
    5.000%, 06/01/20                                         6,400   7,096,768
    5.000%, 06/01/23                                           350     420,273
 Florida State Board of Education (GO) Series C
    5.000%, 06/01/20                                         3,000   3,326,610
 Florida State Board of Education (GO) Series D
    5.000%, 06/01/22                                         1,000   1,174,110
 Pasco County Water & Sewer Revenue (RB) Series A
    4.000%, 10/01/17                                           320     321,648
 Peace River Manasota Regional Water Supply Authority (RB)
    5.000%, 10/01/25                                         2,030   2,496,717
 Tampa Bay Water (RB)
    5.000%, 10/01/19                                           450     488,484
 Tampa Bay Water (RB) Series A
    5.000%, 10/01/25                                         2,850   3,522,201
                                                                   -----------
 TOTAL FLORIDA                                                      52,302,998
                                                                   -----------

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
GEORGIA -- (3.9%)
City of Atlanta (GO)
   5.000%, 12/01/19                                         $ 5,875 $ 6,410,036
City of Atlanta Water & Wastewater Revenue (RB) Series B
   5.000%, 11/01/19                                           1,700   1,848,937
Columbia County School District (GO) (ST AID WITHHLDG)
   5.000%, 04/01/20                                           1,700   1,872,907
DeKalb County Water & Sewerage Revenue (RB) Series B
   5.250%, 10/01/24                                           2,830   3,500,314
Georgia State (GO) Series A-1
   5.000%, 02/01/22                                           2,730   3,182,579
Georgia State (GO) Series C
   5.000%, 10/01/21                                           3,060   3,533,229
Georgia State (GO) Series C-1
   5.000%, 07/01/23                                          10,915  13,150,392
   5.000%, 07/01/26                                           9,200  11,570,564
Georgia State (GO) Series F
   5.000%, 12/01/19                                           6,000   6,553,680
Georgia State (GO) Series I
   5.000%, 07/01/19                                           4,490   4,834,428
   5.000%, 07/01/20                                             900   1,001,106
Gordon County School District (GO) (ST AID WITHHLDG)
   3.000%, 09/01/17                                             250     250,412
Gwinnett County School District (GO)
   5.000%, 02/01/20                                           1,700   1,867,552
   5.000%, 02/01/20                                           1,585   1,741,218
Gwinnett County Water & Sewerage Authority (RB) (CNTY GTD)
   3.000%, 08/01/17                                             375     375,000
                                                                    -----------
TOTAL GEORGIA                                                        61,692,354
                                                                    -----------
HAWAII -- (2.2%)
City & County of Honolulu (GO) Series B
   5.000%, 08/01/20                                           1,470   1,639,344
   5.000%, 10/01/23                                             200     241,436
   5.000%, 10/01/24                                           6,870   8,407,918
   5.000%, 10/01/25                                           4,925   6,095,032
Hawaii State (GO) Series EA
   5.000%, 12/01/21                                             850     986,196
Hawaii State (GO) Series EE
   5.000%, 11/01/20                                             515     579,184
Hawaii State (GO) Series EF
   5.000%, 11/01/22                                           2,240   2,658,813
Hawaii State (GO) Series EH
   4.000%, 08/01/19                                           1,110   1,176,045
Hawaii State (GO) Series ET
   3.000%, 10/01/23                                           3,710   4,050,022

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
  HAWAII -- (Continued)
  Hawaii State (GO) Series EZ
     5.000%, 10/01/21                                       $6,080 $ 7,020,272
  Maui County (GO)
     5.000%, 06/01/18                                        1,750   1,809,605
                                                                   -----------
  TOTAL HAWAII                                                      34,663,867
                                                                   -----------
  IOWA -- (0.1%)
  City of Ankeny (GO) Series D
     4.000%, 06/01/18                                          700     718,081
  County of Black Hawk (GO) Series A
     5.000%, 06/01/19                                        1,200   1,287,156
  State of Iowa (RB) Series A (ETM)
     5.000%, 06/01/18                                          275     284,391
                                                                   -----------
  TOTAL IOWA                                                         2,289,628
                                                                   -----------
  KANSAS -- (2.0%)
  City of Lenexa (GO) Series A
     5.000%, 09/01/21                                          525     603,928
  City of Wichita (GO) Series A
     5.000%, 12/01/19                                        3,000   3,273,930
  Johnson County (GO) Series B
     3.000%, 09/01/22                                        2,260   2,449,343
  Johnson County Unified School District No. 229 Blue
    Valley (GO) Series B
     5.000%, 10/01/23                                          445     538,072
  Johnson County Unified School District No. 232 (GO)
    Series A
     5.000%, 09/01/17                                          400     401,308
     5.000%, 09/01/20                                        2,550   2,846,004
  Johnson County Unified School District No. 233 Olathe
    (GO) Series B
     5.000%, 09/01/23                                        4,380   5,281,404
  Kansas State Department of Transportation (RB) Series A
     5.000%, 09/01/17                                        4,075   4,088,366
     5.000%, 09/01/21                                        3,250   3,740,002
  Kansas State Department of Transportation (RB) Series B
     5.000%, 09/01/20                                        3,000   3,357,930
  Saline County Unified School District No. 305 Salina (GO)
     5.000%, 09/01/20                                        1,860   2,072,933
  Sedgwick County Unified School District No. 260 (GO)
     5.000%, 10/01/21                                        1,325   1,520,027
  Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18                                          580     591,565
                                                                   -----------
  TOTAL KANSAS                                                      30,764,812
                                                                   -----------

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
 KENTUCKY -- (0.5%)
 Louisville Water Co. (RB) Series A
    4.000%, 11/15/21                                       $ 1,215 $ 1,356,608
 Louisville/Jefferson County Metropolitan Government (GO)
    5.000%, 12/01/19                                         1,250   1,364,438
 Louisville/Jefferson County Metropolitan Government (GO)
   Series A
    5.000%, 12/01/20                                         5,155   5,802,880
                                                                   -----------
 TOTAL KENTUCKY                                                      8,523,926
                                                                   -----------
 LOUISIANA -- (1.7%)
 Louisiana State (GO) Series A
    5.000%, 11/15/19                                         4,500   4,889,250
    5.000%, 02/01/24                                         2,000   2,389,260
 Louisiana State (GO) Series C
    5.000%, 07/15/22                                        12,765  14,868,800
 Louisiana State (GO) Series D-1
    5.000%, 12/01/20                                         4,065   4,554,629
                                                                   -----------
 TOTAL LOUISIANA                                                    26,701,939
                                                                   -----------
 MAINE -- (0.2%)
 Maine State (GO) Series B
    5.000%, 06/01/20                                         3,000   3,330,150
                                                                   -----------
 MARYLAND -- (5.8%)
 Anne Arundel County (GO)
    5.000%, 04/01/22                                         2,475   2,901,294
 Baltimore County (GO)
    5.000%, 08/01/22                                           400     472,196
 Baltimore County (GO) Series B
    5.000%, 08/01/24                                         5,800   7,121,530
 Baltimore County (GO) Series C
    4.000%, 09/01/18                                         2,410   2,491,265
 Carroll County (GO)
    4.000%, 11/01/18                                         2,890   3,001,699
    5.000%, 11/01/19                                         2,300   2,502,584
    5.000%, 11/01/20                                         5,450   6,123,675
 Charles County (GO)
    5.000%, 03/01/19                                         2,000   2,128,480
 City of Baltimore (GO) Series B
    5.000%, 10/15/19                                         7,330   7,962,945
    5.000%, 10/15/22                                         8,060   9,510,155
 Harford County (GO)
    5.000%, 09/15/19                                         1,545   1,675,460
 Howard County (GO) Series A
    5.000%, 02/15/18                                         2,000   2,044,940
 Maryland State (GO) Series B
    5.000%, 03/01/19                                         4,680   4,981,439
    5.000%, 08/01/19                                         2,500   2,699,575
 Maryland State (GO) Series C
    5.000%, 11/01/18                                         5,000   5,256,250

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
 MARYLAND -- (Continued)
    5.000%, 08/01/19                                       $ 3,000 $ 3,239,490
    5.000%, 08/01/20                                         7,250   8,096,582
 Prince George's County (GO) Series B
    5.000%, 09/15/18                                         2,000   2,092,040
    4.000%, 03/01/22                                         2,480   2,784,866
 Prince George's County (GO) Series C
    5.000%, 08/01/20                                         3,450   3,850,683
 Queen Anne's County (GO)
    5.000%, 11/15/19                                         1,805   1,966,710
 University System of Maryland (RB) Series B
    5.000%, 04/01/20                                         4,355   4,807,615
 Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18                                         1,550   1,590,300
 Worcester County (GO) Series B
    4.000%, 08/01/21                                         2,000   2,218,600
                                                                   -----------
 TOTAL MARYLAND                                                     91,520,373
                                                                   -----------
 MASSACHUSETTS -- (4.2%)
 City of Boston (GO) Series A
    5.000%, 03/01/20                                         3,270   3,602,003
 City of Boston (GO) Series B
    5.000%, 04/01/19                                         4,700   5,016,968
    4.000%, 01/01/23                                         1,795   2,050,464
    5.000%, 04/01/24                                         3,000   3,669,570
 City of Cambridge (GO)
    3.000%, 02/15/20                                         2,070   2,175,963
 City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23                                           150     171,053
 City of Woburn (GO)
    4.000%, 09/01/22                                           350     396,473
 Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/23                                        10,000  11,946,600
 Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18                                         2,500   2,603,025
    5.250%, 08/01/21                                         5,000   5,789,600
 Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24                                         3,700   4,586,298
 Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20                                         2,500   2,788,000
    5.000%, 10/01/21                                         1,005   1,159,539
    5.000%, 08/01/24                                         1,500   1,831,770
 Commonwealth of Massachusetts (GO) Series C (AMBAC)
    5.500%, 12/01/23                                         3,500   4,342,065

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
  MASSACHUSETTS -- (Continued)
  Massachusetts Bay Transportation Authority (RB) Series B
    (NATL-RE)
     5.500%, 07/01/24                                       $3,020 $ 3,789,889
  Massachusetts Water Resources Authority (RB) Series A
     5.000%, 08/01/22                                        3,000   3,541,470
  Massachusetts Water Resources Authority (RB) Series J
    (AGM) (GO OF AUTH)
     5.250%, 08/01/18                                        2,000   2,086,760
  Town of Auburn (GO)
     2.000%, 03/15/19                                          750     762,967
  Town of Nantucket (GO)
     3.000%, 10/01/22                                        1,115   1,209,898
  Town of Reading (GO)
     5.000%, 02/01/18                                        1,065   1,086,971
  Town of Wilmington (GO)
     5.000%, 03/15/20                                        1,665   1,834,297
                                                                   -----------
  TOTAL MASSACHUSETTS                                               66,441,643
                                                                   -----------
  MICHIGAN -- (0.8%)
  Kentwood Public Schools (GO)
     4.000%, 05/01/22                                          500     555,815
  Michigan State (GO)
     5.000%, 11/01/19                                        4,400   4,788,564
  Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/18                                        5,000   5,262,250
  University of Michigan (RB) Series A
     4.000%, 04/01/23                                        1,000   1,142,780
                                                                   -----------
  TOTAL MICHIGAN                                                    11,749,409
                                                                   -----------
  MINNESOTA -- (3.9%)
  Bloomington Independent School District No. 271 (GO)
    Series A (SD CRED PROG)
     5.000%, 02/01/20                                        1,150   1,261,849
  City of Edina (GO) Series B
     3.000%, 02/01/19                                          305     314,486
  City of State Cloud (GO) Series B
     5.000%, 02/01/21                                        1,275   1,441,260
  Dakota County Community Development Agency (RB) Series B
    (CNTY GTD)
     5.000%, 01/01/23                                          800     950,488
  Elk River Independent School District No. 728 (GO)
    Series A (SD CRED PROG)
     5.000%, 02/01/21                                        5,000   5,661,150

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
 MINNESOTA -- (Continued)
 Lakeville Minnesota Independent School District No. 194
   (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22                                       $ 4,000 $ 4,649,800
 Metropolitan Council (GO) Series C
    5.000%, 03/01/26                                           700     879,830
 Minnesota Public Facilities Authority (RB) Series A
    5.000%, 03/01/18                                           620     635,047
 Minnesota State (GO) Series A
    5.000%, 10/01/20                                         4,390   4,924,790
    5.000%, 08/01/22                                         3,000   3,544,650
 Minnesota State (GO) Series B
    5.000%, 08/01/20                                         5,460   6,092,432
    5.000%, 10/01/21                                         4,660   5,384,816
 Minnesota State (GO) Series D
    5.000%, 08/01/18                                           485     504,938
 Minnesota State (GO) Series E
    2.000%, 08/01/19                                         1,810   1,847,467
 Minnesota State (GO) Series F
    5.000%, 10/01/21                                        12,025  13,895,369
 Minnesota State (GO) Series K
    5.000%, 11/01/19                                         3,680   4,009,286
 Morris Area Independent School District No. 2769 (GO)
   Series A
    4.000%, 02/01/24                                         1,125   1,291,669
 Rochester Independent School District No. 535 (GO)
   Series A (SD CRED PROG)
    3.000%, 02/01/22                                         1,240   1,330,619
 Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20                                           250     275,383
 University of Minnesota (RB) Series A (GO OF UNIV)
    5.000%, 12/01/17                                         1,760   1,784,358
                                                                   -----------
 TOTAL MINNESOTA                                                    60,679,687
                                                                   -----------
 MISSISSIPPI -- (1.3%)
 Mississippi State (GO) Series A
    5.000%, 10/01/27                                         9,110  11,392,784
 Mississippi State (GO) Series F
    5.000%, 11/01/21                                         7,750   8,940,632
                                                                   -----------
 TOTAL MISSISSIPPI                                                  20,333,416
                                                                   -----------
 MISSOURI -- (0.9%)
 City of Kansas City (GO) Series A
    4.000%, 02/01/22                                         1,150   1,284,056
    5.000%, 02/01/23                                         3,955   4,684,737
 North Kansas City School District No. 74 (GO) (ST AID
   DIR DEP)
    4.000%, 03/01/23                                         5,335   6,076,725

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
  MISSOURI -- (Continued)
  St. Charles Community College (GO)
     3.000%, 02/15/20                                       $2,245 $ 2,356,464
                                                                   -----------
  TOTAL MISSOURI                                                    14,401,982
                                                                   -----------
  NEBRASKA -- (0.5%)
  Douglas County School District No. 17 (GO)
     4.000%, 12/15/26                                        2,260   2,646,392
  Metropolitan Utilities District of Omaha (RB)
     5.000%, 12/01/20                                        1,000   1,123,930
  Omaha Public Power District (RB) Series B
     5.000%, 02/01/18                                        2,965   3,026,020
  Omaha School District (GO)
     4.000%, 12/15/19                                        1,365   1,461,191
                                                                   -----------
  TOTAL NEBRASKA                                                     8,257,533
                                                                   -----------
  NEVADA -- (0.6%)
  City of Henderson (GO)
     5.000%, 06/01/21                                          490     555,905
  Clark County (GO) Series A
     5.000%, 07/01/19                                        1,725   1,855,272
     5.000%, 07/01/25                                        2,700   3,332,151
  Clark County School District (GO) Series A
     5.000%, 06/15/19                                        1,500   1,608,060
  Nevada State (GO) Series A
     5.000%, 08/01/19                                        1,825   1,968,792
                                                                   -----------
  TOTAL NEVADA                                                       9,320,180
                                                                   -----------
  NEW HAMPSHIRE -- (1.0%)
  City of Dover (GO)
     3.000%, 06/15/19                                          600     622,020
  City of Nashua (GO)
     4.000%, 07/15/19                                        5,350   5,662,387
     4.000%, 07/15/20                                        2,720   2,943,366
  New Hampshire State (GO) Series A
     5.000%, 03/01/23                                        5,910   7,047,675
                                                                   -----------
  TOTAL NEW HAMPSHIRE                                               16,275,448
                                                                   -----------
  NEW JERSEY -- (0.7%)
  Essex County (GO) Series A
     5.000%, 08/01/20                                        1,000   1,111,440
  Livingston Township (GO)
     3.000%, 01/15/21                                          350     370,374
  Morris County (GO)
     4.000%, 10/15/20                                        2,390   2,604,957

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
  NEW JERSEY -- (Continued)
  New Jersey Educational Facilities Authority (RB) Series B
     5.000%, 07/01/19                                       $2,330 $ 2,509,666
  Princeton Regional School District (GO) (ST AID WITHHLDG)
     1.750%, 02/01/22                                        1,095   1,117,885
  South Orange & Maplewood School District (GO) (SCH BD
    RES FD)
     3.000%, 03/01/22                                          350     373,622
  Township of North Brunswick (GO)
     2.000%, 08/01/18                                        1,075   1,086,470
  Union County (GO) Series B
     3.000%, 03/01/22                                        2,315   2,489,343
  Union County (GO) Series B (ETM)
     3.000%, 03/01/22                                           45      48,430
                                                                   -----------
  TOTAL NEW JERSEY                                                  11,712,187
                                                                   -----------
  NEW MEXICO -- (1.1%)
  City of Albuquerque (GO) Series A
     5.000%, 07/01/24                                        1,300   1,586,182
  Farmington Municipal School District No. 5 (GO) (ST AID
    WITHHLDG)
     4.000%, 09/01/20                                          945   1,024,408
  Las Cruces School District No. 2 (GO) Series A (ST AID
    WITHHLDG)
     4.000%, 08/01/19                                        1,000   1,056,850
     4.000%, 08/01/20                                          125     135,264
  New Mexico State Severance Tax Permanent Fund (RB)
    Series A
     5.000%, 07/01/19                                        2,000   2,152,240
  New Mexico State Severance Tax Permanent Fund (RB)
    Series B
     4.000%, 07/01/20                                        4,100   4,439,685
  Santa Fe County (GO)
     5.000%, 07/01/22                                        1,000   1,171,830
  Santa Fe Public School District (GO) (ST AID WITHHLDG)
     5.000%, 08/01/20                                        3,270   3,632,382
     5.000%, 08/01/24                                        2,000   2,421,760
                                                                   -----------
  TOTAL NEW MEXICO                                                  17,620,601
                                                                   -----------
  NEW YORK -- (5.0%)
  Albany County (GO) Series B
     4.000%, 11/01/18                                        2,470   2,566,083
  Brewster Central School District (GO) (ST AID WITHHLDG)
     2.000%, 10/01/19                                        1,000   1,020,460
  City of New York (GO) Series A
     5.000%, 08/01/24                                          860   1,047,041
  City of New York (GO) Series B
     5.000%, 08/01/19                                          600     647,154

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
 NEW YORK -- (Continued)
    5.000%, 08/01/21                                       $   450 $   516,119
    5.000%, 08/01/22                                           600     705,744
 City of New York (GO) Series B-Subseries B-7 (AMBAC)
    5.000%, 08/15/18                                         1,620   1,688,332
 City of New York (GO) Series C
    5.250%, 08/01/18                                           430     448,520
    5.000%, 08/01/20                                         5,625   6,265,912
 City of New York (GO) Series E
    5.000%, 08/01/21                                         3,975   4,559,047
    5.000%, 08/01/23                                         6,000   7,199,580
 City of New York (GO) Series G
    5.000%, 08/01/19                                         3,500   3,775,065
 New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20                                         1,615   1,704,568
    5.000%, 03/15/23                                           200     239,356
 New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22                                        10,200  11,890,446
    5.000%, 02/15/24                                         4,900   5,943,112
 New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19                                           825     879,434
 New York State Dormitory Authority (RB) Series D
    5.000%, 02/15/24                                         9,950  12,068,156
 New York State Dormitory Authority (RB) Series E
    5.000%, 03/15/21                                         2,000   2,272,740
 New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/19                                         1,630   1,737,547
    5.000%, 03/15/25                                         3,440   4,231,166
 New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18                                         4,225   4,463,881
 Penfield Central School District (GO) (ASSURED GTY) (ST
   AID WITHHLDG)
    3.750%, 06/15/19                                           150     157,809
 Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19                                         1,300   1,411,371
 Town of Cheektowaga (GO)
    5.000%, 07/15/23                                           300     360,120
 Town of Huntington (GO)
    2.000%, 12/01/23                                           100     103,313
                                                                   -----------
 TOTAL NEW YORK                                                     77,902,076
                                                                   -----------
 NORTH CAROLINA -- (6.0%)
 City of Charlotte (GO) Series A
    5.000%, 07/01/18                                         4,380   4,544,995

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NORTH CAROLINA -- (Continued)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19                                 $2,000 $ 2,151,440
City of High Point (GO)
            5.000%, 03/01/18                                    700     716,786
City of Raleigh (GO) Series A
            5.000%, 09/01/22                                  2,685   3,180,302
Forsyth County (GO)
            4.000%, 12/01/21                                  3,500   3,916,745
Guilford County (GO) Series A
            5.000%, 02/01/22                                  1,800   2,100,978
Guilford County (GO) Series B
            5.000%, 05/01/24                                  5,000   6,122,050
Johnston County (GO)
            4.000%, 02/01/20                                  3,735   4,006,535
Johnston County (GO) Series A
            5.000%, 02/01/21                                  2,995   3,391,029
Moore County (GO)
            5.000%, 06/01/22                                  2,740   3,211,444
New Hanover County (GO)
            4.000%, 08/01/19                                  2,280   2,417,530
            5.000%, 02/01/23                                    250     299,045
North Carolina Eastern Municipal Power Agency (RB)
  Series B (NATL-IBC) (ETM)
            6.000%, 01/01/22                                  9,700  11,713,041
North Carolina State (GO) Series B
            5.000%, 06/01/25                                  8,000   9,966,880
North Carolina State (GO) Series B
            5.000%, 06/01/18                                  2,000   2,068,460
North Carolina State (GO) Series C
            5.000%, 05/01/20                                  3,270   3,624,108
            5.000%, 05/01/21                                  4,625   5,286,652
North Carolina State (GO) Series D
            4.000%, 06/01/21                                  5,000   5,542,000
            4.000%, 06/01/23                                  8,700   9,998,301
North Carolina State (GO) Series E
            5.000%, 05/01/19                                  5,000   5,347,650
Wake County (GO)
            5.000%, 09/01/21                                  1,450   1,672,372
Wake County (GO) Series C
            5.000%, 03/01/24                                  3,000   3,663,720
                                                                    -----------
TOTAL NORTH CAROLINA                                                 94,942,063
                                                                    -----------
OHIO -- (3.8%)
City of Cincinnati (GO) Series A
            4.000%, 12/01/21                                  2,645   2,945,736
City of Cincinnati (GO) Series C
            5.000%, 12/01/19                                  2,955   3,218,379
City of Columbus (GO) Series 1
            5.000%, 07/01/22                                  4,100   4,825,823

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
OHIO -- (Continued)
City of Columbus (GO) Series A
            2.000%, 08/15/20                                 $3,285 $ 3,372,972
            3.000%, 07/01/21                                    470     502,599
            3.000%, 07/01/22                                    700     756,777
            2.000%, 08/15/22                                  6,160   6,369,440
            4.000%, 07/01/23                                  4,995   5,729,265
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21                                    200     231,588
Oakwood City School District (GO)
            2.000%, 12/01/17                                    280     281,086
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44
            (Pre-refunded @ $100, 7/1/20)                     1,875   2,095,013
Ohio State (GO)
            5.000%, 09/01/19                                  6,000   6,494,820
Ohio State (GO) Series A
            5.000%, 09/01/19                                    550     595,359
            5.000%, 05/01/20                                  1,555   1,720,716
            3.000%, 02/01/22                                    500     538,810
            5.000%, 08/01/22                                  4,005   4,723,577
            5.000%, 09/15/22                                    500     591,555
            5.000%, 09/15/22                                    250     295,778
Ohio State (GO) Series B
            5.000%, 08/01/19                                    200     215,842
            5.000%, 09/15/19                                  2,065   2,238,460
            5.000%, 08/01/20                                  3,020   3,367,904
            5.000%, 06/15/21                                  1,500   1,717,170
            5.000%, 06/15/22                                  4,000   4,703,960
Ohio State (GO) Series C
            5.000%, 09/15/21                                  1,000   1,153,040
Ohio State (RB) Series 1-GARVEE
            5.000%, 12/15/17                                  1,250   1,269,213
                                                                    -----------
TOTAL OHIO                                                           59,954,882
                                                                    -----------
OKLAHOMA -- (0.1%)
City of Oklahoma (GO)
            5.000%, 03/01/19                                  1,310   1,392,661
City of Tulsa (GO)
            5.000%, 12/01/17                                    400     405,468
                                                                    -----------
TOTAL OKLAHOMA                                                        1,798,129
                                                                    -----------
OREGON -- (1.3%)
City of Portland (GO) Series B
            4.000%, 06/01/20                                    935   1,012,455
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21                                  8,000   9,119,520

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
 OREGON -- (Continued)
 Lane County School District No. 4J Eugene (GO) Series A
   (SCH BD GTY)
    5.000%, 06/15/23                                       $ 3,355 $ 4,028,751
 Oregon State (GO) Series A
    5.000%, 05/01/21                                           200     228,374
 Oregon State (GO) Series G
    5.000%, 12/01/24                                         2,290   2,822,723
 Portland Community College District (GO)
    5.000%, 06/15/18                                         2,760   2,858,422
                                                                   -----------
 TOTAL OREGON                                                       20,070,245
                                                                   -----------
 PENNSYLVANIA -- (1.5%)
 Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18                                         1,500   1,555,245
 Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22                                        11,260  13,027,595
 Monroe County (GO)
    4.000%, 12/15/18                                           400     416,580
 Montgomery County (GO)
    5.000%, 05/01/23                                         5,255   6,285,978
 Pennsylvania Economic Development Financing Authority
   (RB) Series A
    5.000%, 07/01/19                                         1,300   1,400,503
 West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20                                         1,100   1,195,139
                                                                   -----------
 TOTAL PENNSYLVANIA                                                 23,881,040
                                                                   -----------
 RHODE ISLAND -- (1.7%)
 Rhode Island State (GO) Series A
    5.000%, 08/01/19                                         8,000   8,618,800
    5.000%, 08/01/22                                         1,605   1,884,479
 Rhode Island State (GO) Series C
    5.000%, 08/01/19                                         9,185   9,895,460
    5.000%, 08/01/20                                         4,870   5,418,800
 Rhode Island State (GO) Series D
    5.000%, 08/01/22                                           685     804,279
                                                                   -----------
 TOTAL RHODE ISLAND                                                 26,621,818
                                                                   -----------
 SOUTH CAROLINA -- (3.1%)
 Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22                                         3,485   4,068,041
 Berkeley County School District (GO) Series B (SCSDE)
    5.000%, 03/01/22                                         4,120   4,795,309

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
  SOUTH CAROLINA -- (Continued)
  Charleston County (GO) Series A
     5.000%, 11/01/22                                       $4,780 $ 5,684,424
  Charleston County School District (GO) Series A (SCSDE)
     5.000%, 02/01/21                                        2,020   2,285,630
  City of Charleston SC Waterworks & Sewer System Revenue
    (RB)
     5.000%, 01/01/20                                        1,805   1,977,468
  City of North Charleston (GO) (ST AID WITHHLDG)
     5.000%, 06/01/21                                          385     438,792
  Clemson University (RB)
     3.000%, 05/01/21                                          350     370,223
  Dorchester County School District No. 2 (GO) Series B
    (SCSDE)
     5.000%, 03/01/25                                        1,430   1,758,457
  Florence School District One (GO) (SCSDE)
     5.000%, 03/01/20                                        3,335   3,661,963
     5.000%, 03/01/21                                        3,170   3,588,218
  Lexington & Richland School District No. 5 (GO) (SCSDE)
     5.000%, 03/01/19                                          945   1,004,478
  Richland County School District No. 1 (GO) Series A
    (SCSDE)
     5.000%, 03/01/20                                        5,480   6,017,259
  Richland County School District No. 2 (GO) Series A
    (SCSDE)
     5.000%, 02/01/21                                        2,085   2,354,591
  South Carolina State (GO) Series A
     5.000%, 06/01/19                                        2,500   2,683,475
  South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/23                                        5,500   6,664,790
  York County (GO) (ST AID WITHHLDG)
     5.000%, 04/01/20                                        1,900   2,095,890
                                                                   -----------
  TOTAL SOUTH CAROLINA                                              49,449,008
                                                                   -----------
  TENNESSEE -- (3.6%)
  City of Clarksville Water Sewer & Gas Revenue (RB)
     5.000%, 02/01/20                                        3,150   3,449,817
  City of Johnson (GO)
     3.000%, 06/01/19                                          875     907,095
  City of Memphis (GO) Series A
     5.000%, 11/01/22                                        9,695  11,448,341
     5.000%, 04/01/25                                        1,945   2,391,630
  City of Pigeon Forge (GO)
     4.000%, 06/01/21                                          670     739,439
  Hamilton County (GO) Series B
     3.000%, 03/01/22                                        4,550   4,907,402

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TENNESSEE -- (Continued)
Knox County (GO)
            5.000%, 06/01/20                                 $2,585 $ 2,869,479
Maury County (GO)
            5.000%, 04/01/21                                  5,105   5,787,896
Maury County (GO) Series B
            5.000%, 04/01/19                                  1,000   1,066,580
Metropolitan Government of Nashville & Davidson
  County (GO)
            5.000%, 01/01/18                                  2,700   2,746,089
            5.000%, 07/01/22                                  1,000   1,174,430
Metropolitan Government of Nashville & Davidson
  County (GO) Series A
            5.000%, 01/01/20                                  1,100   1,202,344
Metropolitan Government of Nashville & Davidson
  County (RB) Series E (ETM)
            4.000%, 10/01/17                                  2,000   2,010,140
Putnam County (GO)
            4.000%, 04/01/23                                    975   1,106,801
Shelby County (GO) Series A
            5.000%, 04/01/20                                  7,000   7,721,700
Sumner County (GO)
            5.000%, 06/01/21                                    110     125,590
Tennessee State (GO) Series A
            4.000%, 09/01/18                                  3,325   3,436,022
Tennessee State (GO) Series B
            5.000%, 08/01/20                                  1,945   2,170,892
Williamson County (GO) Series A
            4.000%, 05/01/22                                    300     337,884
Wilson County (GO) Series B
            4.000%, 04/01/20                                  1,040   1,117,168
                                                                    -----------
TOTAL TENNESSEE                                                      56,716,739
                                                                    -----------
TEXAS -- (15.7%)
Austin Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/20                                    350     390,100
City of Arlington (GO) Series A
            3.000%, 08/15/20                                  1,700   1,793,483
City of Austin (GO)
            5.000%, 09/01/20                                  1,655   1,849,793
City of Dallas (GO)
            5.000%, 02/15/21                                  9,505  10,659,572
City of Denton (GO)
            4.000%, 02/15/22                                  2,510   2,799,177
City of El Paso (GO)
            5.000%, 08/15/19                                  3,505   3,770,994
City of Fort Worth (GO) Series A
            5.000%, 03/01/25                                  5,000   6,104,800

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
TEXAS -- (Continued)
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/19                                  $  400 $  424,476
City of Houston (GO) Series A
            5.000%, 03/01/18                                     750    767,985
            5.000%, 03/01/21                                   3,100  3,503,155
            5.000%, 03/01/22                                   5,890  6,838,349
City of Houston Combined Utility System Revenue (RB)
  (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)                     4,735  5,098,411
City of Lubbock (GO)
            5.000%, 02/15/19                                   3,000  3,182,610
            5.000%, 02/15/23                                   1,000  1,182,840
City of Richardson (GO)
            4.250%, 02/15/18                                     400    407,284
City of San Antonio (GO)
            5.000%, 02/01/20                                   1,000  1,096,740
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21                                   3,000  3,397,800
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21                                     720    815,472
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
            5.000%, 02/01/19                                     400    424,104
City of Southlake (GO)
            3.000%, 02/15/23                                   1,510  1,639,875
Clear Creek Independent School District (GO) Series A
  (PSF-GTD)
            5.000%, 02/15/25                                   2,175  2,670,139
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21                                   3,500  3,963,960
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21                                   2,545  2,933,011
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19                                   3,480  3,693,463
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24                                     500    608,200
Fort Bend Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/17                                   1,500  1,501,170
Galveston County (GO)
            5.000%, 02/01/22                                   1,000  1,158,650
Grayson County (GO)
            5.000%, 01/01/21                                   1,990  2,238,432

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
TEXAS -- (Continued)
Harris County (GO) Series A
            4.000%, 10/01/18                                  $  880 $  911,742
            5.000%, 10/01/19                                   4,345  4,706,808
            5.000%, 10/01/19                                   3,500  3,791,445
Harris County Metropolitan Transit Authority (RB) Series B
            4.000%, 11/01/18                                     400    414,344
Hays Consolidated Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/23                                   1,355  1,624,984
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22                                   1,000  1,172,630
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                   1,790  1,965,814
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
            (Pre-refunded @ $100, 5/15/21)                     3,225  3,898,541
Humble Independent School District (GO) Series A (PSF-GTD)
            2.000%, 02/15/19                                     100    101,579
            5.500%, 02/15/25                                   7,000  8,828,190
Katy Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/20                                   3,820  4,191,189
La Porte Independent School District (GO)
            5.000%, 02/15/21                                   1,700  1,918,416
Lake Travis Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                   3,480  3,814,463
Mansfield Independent School District (GO)
            5.000%, 02/15/20                                   1,000  1,093,480
Mansfield Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/22                                     895  1,040,751
Mesquite Independent School District (GO) Series B (PSF-GTD)
            5.000%, 08/15/17                                   2,270  2,273,269
North Texas Municipal Water District Water System Revenue
  (RB)
            5.000%, 09/01/24                                   5,715  6,988,873
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/23                                   4,535  5,388,033
            5.000%, 08/15/25                                   1,880  2,321,744
Northside Independent School District (GO) Series A (PSF-GTD)
            4.000%, 08/15/24                                   5,215  6,014,407
                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
TEXAS -- (Continued)
Northwest Independent School District (GO) Series A
  (PSF-GTD)
            5.000%, 02/15/24                              $ 1,695 $  2,049,967
Permanent University Fund - University of Texas
  System (RB) Series B
            5.000%, 07/01/26                                5,500    6,891,555
Plano Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/24                               11,000   13,318,910
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                4,100    4,500,570
Spring Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/19                                5,000    5,396,300
Tarrant Regional Water District (RB)
            6.000%, 09/01/24                                3,450    4,459,263
Texas A&M University (RB) Series B
            5.000%, 05/15/21                                4,000    4,566,880
Texas A&M University Fund (RB)
            5.000%, 07/01/23                                3,500    4,207,980
Texas State (GO)
            5.000%, 04/01/19                                4,500    4,800,375
            5.000%, 04/01/23                               10,000   11,946,600
            5.000%, 10/01/23                               15,345   18,514,203
            5.000%, 04/01/25                                1,000    1,233,660
Texas State (GO) Series A
            5.000%, 10/01/19                                1,900    2,063,343
Texas Transportation Commission State Highway Fund
  (RB)
            5.250%, 04/01/26                                  300      380,178
Texas Transportation Commission State Highway Fund
  (RB) Series A
            5.000%, 04/01/19                                5,000    5,332,900
            5.000%, 04/01/20                                7,900    8,716,702
Trinity River Authority Central Regional Wastewater
  System Revenue (RB)
            5.000%, 08/01/27                                3,150    3,953,533
University of Texas System (The) (RB) Series J
            5.000%, 08/15/25                                2,500    3,102,200
            5.000%, 08/15/26                                1,500    1,882,875
Via Metropolitan Transit (RB)
            5.000%, 07/15/20                                2,495    2,776,661
                                                                  ------------
TOTAL TEXAS                                                        247,469,402
                                                                  ------------
UTAH -- (1.3%)
Davis County (GO)
            4.000%, 02/01/18                                  350      355,481

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
 UTAH -- (Continued)
 North Davis County Sewer District (RB)
    3.000%, 03/01/21                                       $ 2,135 $ 2,275,376
 Utah State (GO)
    5.000%, 07/01/22                                        11,285  13,312,351
 Utah State (GO) Series C
    5.000%, 07/01/19                                         1,100   1,184,161
 Washington County School District Board of Education
   (GO) (SCH BD GTY)
    5.000%, 03/01/18                                         1,500   1,536,150
    5.000%, 03/01/20                                         2,135   2,349,482
                                                                   -----------
 TOTAL UTAH                                                         21,013,001
                                                                   -----------
 VERMONT -- (0.3%)
 Vermont State (GO) Series B
    5.000%, 08/15/23                                         1,270   1,536,890
 Vermont State (GO) Series C
    4.000%, 08/15/23                                           225     259,295
 Vermont State (GO) Series F
    5.000%, 08/15/17                                         1,500   1,502,115
    5.000%, 08/15/20                                         1,100   1,229,382
                                                                   -----------
 TOTAL VERMONT                                                       4,527,682
                                                                   -----------
 VIRGINIA -- (3.9%)
 City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21                                         3,000   3,449,730
    5.000%, 09/01/22                                         2,050   2,418,201
 City of Lynchburg (GO)
    5.000%, 02/01/20                                         1,390   1,522,300
 City of Newport News (GO) Series A
    2.000%, 07/15/18                                           515     520,691
 City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19                                         2,505   2,716,397
 City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21                                         1,370   1,552,292
 City of Richmond (GO) Series B
    5.000%, 07/15/25                                         5,350   6,612,814
 City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26                                         3,635   4,544,804
 City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20                                         1,000   1,076,110
 Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23                                         2,500   2,871,575

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
  VIRGINIA -- (Continued)
  Fairfax County (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/19                                       $2,500 $ 2,715,475
     5.000%, 10/01/19                                        3,880   4,214,417
  Fairfax County (GO) Series C (ST AID WITHHLDG)
     5.000%, 10/01/19                                        6,925   7,521,866
  Loudoun County (GO) Series A (ST AID WITHHLDG)
     5.000%, 12/01/22                                        4,000   4,763,920
  Pittsylvania County (GO) (ST AID WITHHLDG)
     5.000%, 02/01/21                                          250     281,865
  Spotsylvania County Water & Sewer System Revenue (RB)
     5.000%, 06/01/19                                        2,885   3,094,538
  University of Virginia (RB) Series B
     5.000%, 08/01/21                                        6,250   7,194,687
  Virginia Public School Authority (RB) Series D (ST AID
    WITHHLDG)
     5.250%, 08/01/18                                          500     521,585
  Virginia Resources Authority (RB) Series B
     4.000%, 10/01/19                                        2,000   2,129,260
  Virginia Resources Authority (RB) Series D
     5.000%, 11/01/20                                          745     837,849
                                                                   -----------
  TOTAL VIRGINIA                                                    60,560,376
                                                                   -----------
  WASHINGTON -- (7.7%)
  Benton County School District No. 400 Richland (GO) (SCH
    BD GTY)
     5.000%, 12/01/22                                        4,705   5,571,567
  Central Puget Sound Regional Transit Authority (RB)
    Series P-1
     5.000%, 02/01/18                                          250     255,158
  City of Seattle (GO)
     5.000%, 12/01/19                                        1,500   1,638,060
     5.000%, 12/01/20                                        2,745   3,096,717
  City of Seattle Drainage & Wastewater Revenue (RB)
     5.000%, 09/01/20                                        3,665   4,102,271
     5.000%, 07/01/27                                        8,400  10,612,224
  City of Seattle Municipal Light & Power Revenue (RB)
     5.000%, 09/01/20                                          350     391,195
  City of Seattle Municipal Light & Power Revenue (RB)
    Series A
     5.000%, 06/01/19                                        1,525   1,636,630
     5.000%, 06/01/22                                          310     363,974

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
 WASHINGTON -- (Continued)
 City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22                                         $6,000 $7,090,620
 Clark County School District No. 119 Battleground (GO)
   (SCH BD GTY)
    4.000%, 12/01/21                                          1,000  1,113,250
    4.000%, 12/01/22                                          2,630  2,974,057
 County of Kitsap (GO)
    5.000%, 06/01/21                                            200    227,300
 King County (GO)
    5.000%, 01/01/21                                            425    480,798
 King County (GO) Series A
    5.000%, 07/01/19                                          1,110  1,195,148
    5.000%, 07/01/20                                          2,650  2,950,112
 King County (GO) Series E
    5.000%, 12/01/19                                          1,300  1,419,964
 King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18                                          1,200  1,217,220
 King County School District No. 403 Renton (GO) (SCH BD
   GTY)
    5.000%, 12/01/19                                          1,150  1,255,846
 King County School District No. 405 Bellevue (GO) (SCH BD
   GTY)
    5.000%, 12/01/18                                          1,500  1,580,970
 King County School District No. 411 Issaquah (GO) (SCH BD
   GTY)
    5.000%, 12/01/23                                          3,500  4,248,580
 King County School District No. 412 (GO) (SCH BD GTY)
    4.000%, 12/01/21                                          1,000  1,116,380
 North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20                                          2,880  3,237,926
 Skagit County School District No. 103 (GO) (SCH BD GTY)
    5.000%, 12/01/19                                          1,925  2,097,037
    5.000%, 12/01/20                                          2,245  2,520,888
 Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19                                          1,655  1,802,510
 Snohomish County School District No. 15 Edmonds (GO) (SCH
   BD GTY)
    5.000%, 12/01/20                                          2,555  2,872,535
 Snohomish County School District No. 6 Mukilteo (GO) (SCH
   BD GTY)
    5.000%, 12/01/18                                          2,000  2,107,680
 Spokane County (GO)
    5.000%, 12/01/22                                          1,025  1,206,292

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------ ------------
 WASHINGTON -- (Continued)
 Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21                                       $  150 $    173,417
 Thurston County School District No. 111 (GO) (SCH BD GTY)
    5.000%, 12/01/21                                          425      490,960
 University of Washington (RB) Series A
    5.000%, 07/01/22                                        6,505    7,656,580
 Washington State (GO) Series 2010A
    5.000%, 08/01/18                                          500      520,555
 Washington State (GO) Series 2013A
    5.000%, 08/01/21                                          225      258,345
 Washington State (GO) Series A
    5.000%, 08/01/23                                          750      903,293
 Washington State (GO) Series B
    5.000%, 07/01/25                                        1,500    1,853,685
 Washington State (GO) Series D
    5.000%, 02/01/19                                          900      954,513
 Washington State (GO) Series E
    5.000%, 02/01/19                                        2,000    2,121,140
 Washington State (GO) Series R-2012C
    4.000%, 07/01/21                                        1,610    1,783,027
 Washington State (GO) Series R-2012D
    5.000%, 07/01/20                                        5,000    5,566,250
 Washington State (GO) Series R-2013A
    5.000%, 07/01/21                                        7,000    8,019,060
 Washington State (GO) Series R-2015
    5.000%, 07/01/18                                        1,000    1,037,760
    5.000%, 07/01/22                                        3,720    4,378,552
 Washington State (GO) Series R-2015C
    5.000%, 07/01/20                                        2,000    2,226,500
 Washington State (GO) Series R-2015E
    5.000%, 07/01/21                                        5,000    5,727,900
 Washington State (GO) Series R-C
    5.000%, 07/01/19                                        1,750    1,883,892
 Washington State (GO) Series R-D
    5.000%, 07/01/23                                        3,800    4,568,664
                                                                  ------------
 TOTAL WASHINGTON                                                  120,507,002
                                                                  ------------
 WEST VIRGINIA -- (0.7%)
 Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20                                          130      139,212

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------ --------------
WEST VIRGINIA -- (Continued)
West Virginia State (GO) Series A
   5.000%, 06/01/19                                       $9,525 $   10,213,181
                                                                 --------------
TOTAL WEST VIRGINIA                                                  10,352,393
                                                                 --------------
WISCONSIN -- (1.5%)
City of Milwaukee (GO) Series N1
   5.000%, 02/01/19                                        6,220      6,591,956
City of Oshkosh (GO) Series B
   3.000%, 12/01/23                                          445        480,952
Oregon School District (GO)
   3.000%, 03/01/21                                          430        455,938
Sun Prairie Area School District (GO)
   4.000%, 03/01/20                                          570        609,484
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/19                                        2,150      2,300,263
Wisconsin State (GO) Series 2
   5.000%, 11/01/20                                        5,610      6,307,267
Wisconsin State (GO) Series 3
   5.000%, 11/01/22                                        3,110      3,684,541
Wisconsin State (GO) Series C
   5.000%, 05/01/20                                        3,295      3,646,148
                                                                 --------------
TOTAL WISCONSIN                                                      24,076,549
                                                                 --------------
TOTAL MUNICIPAL BONDS                                             1,574,609,615
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,545,826,503)^^                                          $1,574,609,615
                                                                 ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
Municipal Bonds                   --   $1,574,609,615    --   $1,574,609,615
                                ----   --------------  ----   --------------
TOTAL                             --   $1,574,609,615    --   $1,574,609,615
                                ====   ==============  ====   ==============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Alameda County Transportation Authority (RB)
            5.000%, 03/01/20                                $ 4,500 $ 4,964,175
Anaheim Union High School District (GO)
            5.000%, 08/01/17                                  1,650   1,650,000
            5.000%, 08/01/19                                    400     431,848
Bay Area Toll Authority (RB)
            4.000%, 04/01/18                                  4,430   4,522,631
            5.000%, 04/01/19                                    775     827,266
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)                     9,585   9,847,821
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/19)                     1,000   1,068,120
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)                     8,125   8,695,212
(currency)  5.625%, 04/01/44
            (Pre-refunded @ $100, 4/1/19)                    14,075  15,178,621
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21                                    500     553,025
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19                                    500     529,650
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23                                    295     356,425
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18                                    380     397,457
California Educational Facilities Authority (RB) Series A
            5.000%, 01/01/18                                  1,020   1,037,881
            4.000%, 11/01/19                                    850     904,681
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38
            (Pre-refunded @ $100, 10/1/18)                   17,230  18,348,055
(currency)  5.000%, 08/15/39
            (Pre-refunded @ $100, 8/15/19)                    6,300   6,812,568
California Health Facilities Financing Authority (RB) Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18)                    9,650  10,281,978
California State (GO)
            4.000%, 08/01/17                                  1,750   1,750,000
            5.000%, 08/01/17                                    700     700,000
            4.000%, 09/01/17                                    425     426,118
            5.000%, 09/01/17                                  3,850   3,863,090
            5.000%, 09/01/17                                  3,500   3,511,900

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
            5.000%, 09/01/17                                $ 2,595 $ 2,603,823
            5.000%, 11/01/17                                    800     808,480
            5.000%, 02/01/18                                  5,220   5,329,568
            5.000%, 02/01/18                                  1,000   1,020,990
            5.500%, 04/01/18                                 15,445  15,927,811
            5.000%, 08/01/18                                  5,000   5,208,600
            5.000%, 08/01/18                                  2,200   2,291,784
            5.000%, 09/01/18                                    250     261,273
            5.000%, 09/01/18                                  4,500   4,702,905
            5.000%, 02/01/19                                  7,940   8,427,040
            5.000%, 04/01/19                                  5,960   6,364,982
            5.500%, 04/01/19                                 10,820  11,644,268
            5.000%, 09/01/19                                  1,000   1,083,770
            5.000%, 10/01/19                                  5,340   5,803,886
            5.000%, 10/01/19                                  1,500   1,630,305
            5.000%, 10/01/19                                  5,000   5,434,350
            5.000%, 11/01/19                                  2,955   3,221,482
            5.000%, 02/01/20                                 12,870  14,151,852
            5.000%, 04/01/20                                  3,705   4,096,248
            5.000%, 04/01/20                                    325     359,320
            5.000%, 08/01/20                                  2,415   2,698,521
            5.000%, 08/01/20                                  3,985   4,452,839
            5.000%, 09/01/20                                    700     784,427
            5.000%, 10/01/20                                  3,410   3,831,067
            5.000%, 10/01/20                                  1,610   1,808,803
            5.000%, 10/01/20                                  1,580   1,775,098
            5.000%, 11/01/20                                  8,000   9,013,440
            5.000%, 02/01/21                                    650     737,627
            5.000%, 02/01/21                                  1,575   1,787,326
            5.000%, 04/01/21                                    795     906,562
            5.000%, 08/01/21                                  8,060   9,278,269
            5.000%, 09/01/21                                  7,845   9,054,934
            5.000%, 09/01/21                                  1,570   1,812,141
            5.000%, 09/01/21                                  2,645   3,052,938
            5.000%, 10/01/21                                  5,300   6,131,358
            5.000%, 12/01/21                                  2,000   2,325,060
            5.000%, 03/01/22                                  1,075   1,256,944
            5.000%, 04/01/22                                  1,800   2,109,132
            5.000%, 08/01/22                                  2,250   2,658,487
            5.000%, 08/01/22                                    785     927,517
            5.250%, 09/01/22                                  5,750   6,878,150
            5.250%, 10/01/22                                    500     599,375
California State (GO) Series A
(currency)  5.250%, 07/01/21
            (Pre-refunded @ $100, 7/1/19)                     4,930   5,336,380
(currency)  5.250%, 07/01/21
            (Pre-refunded @ $100, 7/1/19)                     2,820   3,052,453
California State (GO) Series A (ETM)
            5.000%, 07/01/19                                  6,955   7,495,403

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California State (GO) Series B
            5.000%, 09/01/17                                $ 1,200 $ 1,204,080
            5.000%, 09/01/18                                  3,000   3,135,270
            5.000%, 09/01/20                                  3,600   4,034,196
            5.000%, 09/01/21                                    840     969,553
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19                                  1,000   1,094,220
            5.000%, 12/01/22                                  3,355   4,012,949
California State Department of Water Resources (RB) Series AS (ETM)
            5.000%, 12/01/22                                     35      41,605
California State Department of Water Resources Power Supply Revenue (RB)
  Series L
            5.000%, 05/01/18                                  2,680   2,763,964
            5.000%, 05/01/19                                  3,355   3,595,553
            5.000%, 05/01/20                                  2,575   2,857,555
(currency)  5.000%, 05/01/22
            (Pre-refunded @ $100, 5/1/20)                     2,500   2,768,575
California State Department of Water Resources Power Supply Revenue (RB)
  Series M
            5.000%, 05/01/18                                    500     515,665
            4.000%, 05/01/19                                  1,515   1,597,446
California State Department of Water Resources Power Supply Revenue (RB)
  Series O
            5.000%, 05/01/21                                 11,505  13,178,287
California State Public Works Board (RB)
(currency)  6.125%, 11/01/29
            (Pre-refunded @ $100, 11/1/19)                    2,000   2,231,160
California State Public Works Board (RB) Series C
(currency)  6.250%, 04/01/34
            (Pre-refunded @ $100, 4/1/19)                     2,980   3,244,296
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21                                  1,050   1,213,307
California State University (RB) Series A
            5.000%, 11/01/17                                  1,700   1,717,510
            5.000%, 11/01/17                                  1,000   1,010,300
            5.000%, 11/01/17                                  2,000   2,020,600
            5.000%, 11/01/18                                    150     157,688
            5.000%, 11/01/18                                  1,000   1,051,250
            5.000%, 11/01/18                                    555     583,444
            5.000%, 11/01/19                                  3,660   3,989,217
            5.000%, 11/01/19                                  1,000   1,089,950
            5.000%, 11/01/21                                  2,595   3,012,354
(currency)  5.250%, 11/01/34
            (Pre-refunded @ $100, 5/1/19)                     9,275   9,976,654

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
CALIFORNIA -- (Continued)
(currency)  6.000%, 11/01/40
            (Pre-refunded @ $100, 5/1/19)                   $2,000 $ 2,177,220
California Statewide Communities Dev. Authority (RB)
(currency)  5.250%, 12/01/27
            (Pre-refunded @ $100, 12/1/17)                   3,605   3,657,236
(currency)  6.000%, 05/15/40
            (Pre-refunded @ $100, 5/15/18)                   9,090   9,458,963
(currency)  6.000%, 07/01/40
            (Pre-refunded @ $100, 1/1/19)                    6,135   6,578,070
California Statewide Communities Dev. Authority (RB) (CA MTG INS)
(currency)  5.750%, 08/15/38
            (Pre-refunded @ $100, 8/15/18)                   3,000   3,150,570
California Statewide Communities Dev. Authority (RB) (FHA INS)
(currency)  6.625%, 08/01/29
            (Pre-refunded @ $100, 8/1/19)                    2,225   2,473,888
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19                                 1,160   1,209,544
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22                                 3,050   3,461,201
Chino Basin Regional Financing Authority (RB) Series A
            4.000%, 08/01/17                                 1,000   1,000,000
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17                                   500     500,000
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17                                   500     500,000
City & County of San Francisco (GO) Series A
            4.000%, 06/15/18                                   620     637,317
            4.750%, 06/15/19                                   650     696,716
            5.000%, 06/15/20                                   750     835,013
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20                                   865     963,048
            5.000%, 06/15/21                                   250     287,115
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19                                   815     873,215
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18                                 8,360   8,796,225
City of Los Angeles (GO) Series A
            5.000%, 09/01/20                                 9,400  10,530,632
City of Los Angeles (GO) Series B
            5.000%, 09/01/18                                 7,000   7,320,250
            5.000%, 09/01/21                                 1,250   1,443,325

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED



                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
City of Los Angeles (RN)
            5.000%, 06/28/18                                $ 6,800 $ 7,057,380
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38
            (Pre-refunded @ $100, 5/15/18)                   28,500  29,490,375
City of Los Angeles Solid Waste Resources Revenue (RB) Series B
            5.000%, 02/01/18                                  1,015   1,036,406
City of Los Angeles Wastewater System Revenue (RB) Series A
(currency)  5.375%, 06/01/39
            (Pre-refunded @ $100, 6/1/19)                    17,000  18,366,120
City of Los Angeles Wastewater System Revenue (RB) Series B
            5.000%, 06/01/21                                  1,400   1,605,786
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22                                    385     453,815
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24                                  1,375   1,684,746
City of San Francisco Public Utilities Commission Wastewater Revenue (RB)
  Series A
            5.000%, 10/01/18                                    800     837,984
City of San Francisco Public Utilities Commission Water Revenue (RB)
            5.000%, 11/01/19                                  5,920   6,456,648
            5.000%, 11/01/20                                  3,825   4,312,190
            5.000%, 11/01/21                                  1,800   2,091,114
            4.000%, 11/01/22                                  3,000   3,425,670
            5.000%, 11/01/22                                    500     596,285
            5.000%, 11/01/23                                  1,835   2,235,984
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21                                    760     875,246
City of Torrance (RN)
            2.000%, 07/05/18                                 13,000  13,139,880
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19                                    200     208,036
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20                                  1,000   1,084,580
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18                                    700     721,014
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18                                    705     738,643
            5.000%, 10/01/19                                  1,345   1,462,136

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Desert Community College District (GO)
            5.000%, 08/01/21                                $   665 $   765,801
Desert Sands Unified School District (GO)
            4.000%, 08/01/18                                  1,375   1,418,629
Dixon Unified School District (GO)
            2.000%, 08/01/18                                    735     743,864
Downey Unified School District (GO) Series A
            3.000%, 08/01/17                                  1,785   1,785,000
Dublin Unified School District (GO)
            5.000%, 02/01/19                                 11,775  12,508,229
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21                                    210     234,219
East Side Union High School District (GO)
            2.000%, 08/01/18                                  1,215   1,230,260
            2.000%, 08/01/20                                  1,055   1,085,732
Eastern Municipal Water District Series H
(currency)  5.000%, 07/01/33
            (Pre-refunded @ $100, 7/1/18)                     3,495   3,624,699
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20                                    780     845,731
Folsom Cordova Unified School District School Facilities Improvement Dist
  No. 2 (GO)
            5.000%, 10/01/17                                    845     850,915
Fontana Unified School District (GO)
            5.000%, 08/01/18                                  3,140   3,271,001
            5.000%, 08/01/19                                  1,285   1,387,312
            4.000%, 08/01/20                                  3,620   3,931,754
            4.000%, 08/01/21                                    530     588,146
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19                                    550     583,512
Fort Bragg Unified School District (GO) (AGM)
(currency)  5.500%, 08/01/31
            (Pre-refunded @ $100, 8/1/19)                       500     544,840
Fremont Unified School District/Alameda County (GO)
            5.000%, 08/01/18                                    750     781,215
Fremont Union High School District (GO)
            5.000%, 08/01/20                                  1,000   1,118,970
Fresno Unified School District (GO) Series A (AGM)
            4.000%, 08/01/17                                  1,820   1,820,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/23                                $ 1,900 $ 2,174,854
Glendora Unified School District (GO)
            4.000%, 08/01/18                                    890     918,338
Grossmont Union High School District (GO)
            4.000%, 08/01/20                                  2,420   2,629,161
Kern County Series A (AGC)
(currency)  5.750%, 08/01/35
            (Pre-refunded @ $100, 2/1/19)                       520     557,352
Lindsay Unified School District (GO) Series A (AGC)
(currency)  5.500%, 08/01/33
            (Pre-refunded @ $100, 8/1/18)                     1,510   1,579,234
Livermore Valley Joint Unified School District (GO)
            5.000%, 08/01/20                                    800     891,904
Los Altos Elementary School District (GO)
            5.000%, 08/01/19                                    975   1,053,634
            4.000%, 08/01/21                                  1,550   1,724,546
Los Angeles Community College District (GO)
            5.000%, 08/01/21                                  2,890   3,334,193
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20                                 10,000  11,189,700
            5.000%, 08/01/21                                  1,875   2,163,187
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/20                                  1,025   1,146,944
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33
            (Pre-refunded @ $100, 8/1/18)                     3,375   3,513,071
Los Angeles Community College District (GO) Series G
            5.000%, 08/01/23                                  3,350   4,062,578
Los Angeles Convention & Exhibit Center Authority (RB) Series A (ETM)
            5.000%, 08/15/17                                  1,125   1,126,575
Los Angeles County Metropolitan Transportation Authority (RB) Series A
            5.000%, 07/01/18                                  4,650   4,825,165
            5.000%, 07/01/19                                  4,000   4,307,640
            5.000%, 07/01/20                                  3,085   3,437,214
Los Angeles County Metropolitan Transportation Authority (RB) Series B
            5.000%, 07/01/18                                  2,040   2,116,663

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series C
             5.000%, 07/01/21                                 $1,400 $1,607,284
Los Angeles Department of Water (RB) Series B
             5.000%, 07/01/19                                  1,000  1,078,100
Los Angeles Department of Water & Power (RB) Series A
             5.000%, 07/01/18                                  2,375  2,465,796
             5.000%, 07/01/18                                    125    129,779
             5.000%, 07/01/19                                  3,580  3,859,598
             5.000%, 07/01/21                                  2,000  2,299,440
             5.000%, 07/01/21                                  1,750  2,012,010
Los Angeles Unified School District (GO) Series A
             5.000%, 07/01/19                                  3,590  3,870,379
Los Angeles Unified School District (GO) Series A
             4.000%, 07/01/18                                  1,000  1,029,170
             5.000%, 07/01/18                                  3,500  3,633,805
             5.000%, 07/01/21                                  3,500  4,025,455
Los Angeles Unified School District (GO) Series A-1
             5.000%, 07/01/18                                    500    519,115
Los Angeles Unified School District (GO) Series A-1 (FGIC)
             5.500%, 07/01/18                                  2,745  2,862,376
Los Angeles Unified School District (GO) Series A-2
             5.000%, 07/01/21                                  2,200  2,530,286
Los Angeles Unified School District (GO) Series B
             5.000%, 07/01/22                                  1,350  1,596,767
Los Angeles Unified School District (GO) Series C
             5.000%, 07/01/20                                  1,895  2,113,096
             5.000%, 07/01/22                                  5,560  6,576,312
             5.000%, 07/01/23                                  2,000  2,420,980
Los Angeles Unified School District (GO) Series KRY
             5.000%, 07/01/19                                  3,390  3,654,759
Los County Angeles (RN)
             5.000%, 06/29/18                                  5,775  5,994,796
Manhattan Beach Unified School District (GO) Series F
             4.000%, 09/01/21                                    500    557,450
Mount Diablo Unified School District (GO)
             5.000%, 02/01/19                                    500    531,135
Napa Valley Unified School District (GO) Series B
             3.000%, 08/01/18                                  1,000  1,021,850

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) (AGM)
            12.000%, 08/01/17                               $ 3,965 $ 3,965,000
            4.000%, 08/01/19                                  1,430   1,514,499
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21                                  3,100   3,558,118
Newhall School District (GO)
            --%, 08/01/18                                     6,995   6,928,687
Oakland Unified School District/Alameda County (GO)
            5.000%, 08/01/19                                  1,000   1,080,030
Oceanside Community Facilities District (ST)
(currency)  6.250%, 09/01/38
            (Pre-refunded @ $100, 9/1/18)                     2,325   2,457,571
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24                                  5,295   6,485,475
Padre Dam Municipal Water District Series A
(currency)  5.250%, 10/01/34
            (Pre-refunded @ $100, 10/1/19)                    6,100   6,658,333
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18                                  3,360   3,399,514
            3.000%, 08/01/20                                  2,185   2,313,609
Palomar Community College District (GO)
            5.000%, 05/01/23                                    715     861,403
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17                                    250     250,000
Pasadena Unified School District (GO)
            5.000%, 05/01/20                                    550     608,768
Peralta Community College District (GO)
            5.000%, 08/01/17                                  1,000   1,000,000
            5.000%, 08/01/18                                  1,000   1,041,420
            5.000%, 08/01/19                                  2,220   2,400,886
Peralta Community College District (GO) Series B
            5.000%, 08/01/17                                  1,260   1,260,000
            5.000%, 08/01/22                                  1,845   2,185,864
Port of Los Angeles (RB) Series A
            4.000%, 08/01/17                                  1,000   1,000,000
Poway Unified School District (GO)
            3.250%, 08/01/18                                  1,350   1,382,967
Riverside County (RN)
            2.000%, 06/29/18                                 25,700  25,990,410
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18                                    500     517,455

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series B
            5.000%, 08/15/17                                  $2,450 $2,453,454
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17                                     620    620,874
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/17                                   1,130  1,131,593
            5.000%, 08/15/21                                     750    864,443
San Diego County Regional Transportation Commission (RB) Series A
            4.000%, 04/01/18                                     425    434,116
            5.000%, 04/01/18                                   1,285  1,321,019
San Diego County Water Authority Financing Corp. (CP) Series 2008 A-COPS (AGM) (currency) 5.000%, 05/01/28
            (Pre-refunded @ $100, 5/1/18)                      5,810  5,988,890
(currency)  5.000%, 05/01/38
            (Pre-refunded @ $100, 5/1/18)                      1,500  1,546,185
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20                                   1,385  1,535,785
            5.000%, 05/01/21                                     550    629,338
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
            5.000%, 05/15/22                                   4,425  5,220,128
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
            5.000%, 05/15/18                                     350    361,592
(currency)  5.000%, 05/15/22
            (Pre-refunded @ $100, 5/15/19)                     1,695  1,818,582
(currency)  5.250%, 05/15/24
            (Pre-refunded @ $100, 5/15/20)                     1,235  1,379,791
(currency)  5.250%, 05/15/39
            (Pre-refunded @ $100, 5/15/19)                     3,500  3,770,655
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series B
            5.000%, 05/15/18                                   3,650  3,770,888
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
  (ETM)
            5.000%, 08/01/18                                   1,260  1,311,547
San Diego Public Facilities Financing Authority Water Revenue (RB) Series B (currency) 5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)                      1,045  1,128,422

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23                                $ 2,000 $ 2,422,240
San Diego Unified School District (RAN) Series A
            3.000%, 06/29/18                                 15,730  16,044,443
San Francisco Bay Area Rapid Transit District (GO) Series B
(currency)  5.000%, 08/01/27
            (Pre-refunded @ $100, 8/1/17)                     5,085   5,085,000
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19                                    300     318,465
San Francisco Bay Area Rapid Transit District (RB)
            4.000%, 07/01/18                                  1,000   1,028,990
San Francisco Community College District (GO)
            5.000%, 06/15/18                                  6,000   6,217,140
            5.000%, 06/15/19                                  1,625   1,748,029
            5.000%, 06/15/20                                  1,400   1,557,430
            5.000%, 06/15/22                                  2,000   2,358,200
San Francisco Community College District (GO) Series C
            4.000%, 06/15/18                                    485     498,371
San Francisco Unified School District (GO)
            5.000%, 06/15/18                                  5,285   5,477,215
            5.000%, 06/15/21                                  2,200   2,524,808
San Francisco Unified School District (GO) Series A
            2.000%, 06/15/18                                  3,140   3,173,001
San Francisco Unified School District (GO) Series E
            5.000%, 06/15/18                                  1,500   1,554,555
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22                                  1,750   1,816,815
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21                                    250     289,098
San Juan Unified School District (GO)
            3.000%, 08/01/22                                  1,200   1,302,588
San Juan Unified School District (GO) Series B
            2.000%, 08/01/17                                  1,000   1,000,000
San Leandro Unified School District (GO) Series B
            4.000%, 08/01/21                                    265     294,073
San Luis Coastal Unified School District (GO) Series B
            4.000%, 08/01/18                                  2,615   2,699,569

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
San Mateo County Community College District (GO)
            4.000%, 09/01/18                                $   775 $   801,815
            4.000%, 09/01/21                                  1,310   1,461,633
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21                                  4,225   4,700,777
Santa Clara County (GO) Series B
            5.000%, 08/01/18                                  5,000   5,209,100
Santa Clara County Financing Authority (RB) Series A
            5.000%, 02/01/19                                  3,610   3,830,318
Santa Clara Valley Transportation Authority (RB) Series B
            5.000%, 04/01/18                                  8,215   8,445,266
Santa Margarita-Dana Point Authority (RB) Series B (GO OF DIST)
            4.000%, 08/01/17                                  1,000   1,000,000
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19                                    315     340,405
Saugus Union School District School Facilities Improvement District No. 2014-1
  (GO) Series A
            5.000%, 08/01/17                                  1,580   1,580,000
Sequoia Union High School District (RAN)
            3.000%, 06/29/18                                  7,785   7,936,885
Solano County Community College District (GO) Series A
            5.000%, 08/01/17                                    615     615,000
Sonoma County (RB) Series A
            5.000%, 09/01/19                                  6,035   6,539,224
Sonoma County (RB) Series A (NATL)
(currency)  5.000%, 09/01/25
            (Pre-refunded @ $100, 9/1/17)                     3,625   3,636,817
South Bay Union School District/San Diego County (GO) Series A (AGC)
(currency)  6.000%, 08/01/23
            (Pre-refunded @ $100, 8/1/19)                       700     770,406
South San Francisco Unified School District (GO) Series G (ETM)
            3.500%, 07/01/18                                 27,075  27,712,075
Southern California Public Power Authority (RB)
            5.000%, 07/01/18                                  1,135   1,178,073
            5.000%, 07/01/18                                  1,475   1,530,976
            5.000%, 07/01/20                                  1,175   1,309,150
Southwestern Community College District (GO)
            5.000%, 08/01/19                                  2,230   2,407,553

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
CALIFORNIA -- (Continued)
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17                               $   275 $    275,000
Sweetwater Union High School District (GO) (ETM)
            5.000%, 01/01/18                                 1,750    1,780,012
Tustin Unified School District (GO) Series B
(currency)  6.000%, 08/01/36
            (Pre-refunded @ $100, 8/1/21)                    1,500    1,787,115
Union Elementary School District (GO) Series A
            3.000%, 09/01/18                                 1,130    1,157,357
University of California (RB) Series O
(currency)  5.750%, 05/15/25
            (Pre-refunded @ $100, 5/15/19)                   2,000    2,170,440
(currency)  5.250%, 05/15/39
            (Pre-refunded @ $100, 5/15/19)                   1,615    1,738,386
Upland Unified School District
            5.000%, 08/01/26                                 1,450    1,509,320
Ventura County
            4.000%, 07/02/18                                35,000   36,008,350
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17                                 1,585    1,585,000
            5.000%, 08/01/18                                 1,415    1,474,034
            5.000%, 08/01/20                                   820      916,006
            5.000%, 08/01/21                                 2,350    2,705,202
West Contra Costa Unified School District (GO) (ASSURED GTY)
            5.000%, 08/01/17                                   550      550,000
West Contra Costa Unified School District (GO) Series A
            4.000%, 08/01/18                                 2,135    2,202,978
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/21                                 1,000    1,190,110
Westlands Water District (RB) Series A (AGM)
            4.000%, 09/01/20                                 1,045    1,137,117
Whittier Union High School District (GO) Series C
            2.000%, 08/01/18                                 1,480    1,498,589
Yolo County Washington Unified School District (GO)
            4.000%, 08/01/20                                 1,000    1,084,270
Yosemite Community College District (GO)
            1.000%, 08/01/17                                 1,850    1,850,000
                                                                   ------------
TOTAL MUNICIPAL BONDS                                               985,735,364
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $978,547,567)^^                                              $985,735,364
                                                                   ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds                          --   $985,735,364    --   $985,735,364
                                       ----   ------------  ----   ------------
TOTAL                                    --   $985,735,364    --   $985,735,364
                                       ====   ============  ====   ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21                                  $  240 $  266,330
Alhambra Unified School District (GO) Series A (ASSURED GTY)
            5.250%, 08/01/18                                     375    391,763
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21                                     730    840,697
Amador County Unified School District (GO)
            4.000%, 08/01/19                                     385    407,122
Anaheim Union High School District (GO)
            5.000%, 08/01/19                                     855    923,075
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24                                     850  1,045,576
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21                                     500    552,795
            5.000%, 08/01/22                                   1,650  1,936,440
Azusa Unified School District (GO)
            4.000%, 07/01/21                                     400    442,824
            5.000%, 07/01/21                                     425    486,697
Bay Area Toll Authority (RB)
            4.000%, 04/01/18                                     500    510,455
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)                      1,600  1,643,872
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)                      3,450  3,692,121
Berkeley Unified School District (GO)
            5.000%, 08/01/19                                     325    350,675
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23                                     600    724,932
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18                                     200    209,188
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21                                      75     78,731
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20                                     550    573,447
California Health Facilities Financing Authority (RB) Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18)                     1,000  1,065,490

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
California State (GO)
             5.000%, 02/01/18                                 $  400 $  408,396
             5.000%, 09/01/18                                    575    600,927
             5.000%, 10/01/18                                    250    262,138
             5.000%, 04/01/19                                  2,000  2,135,900
             5.500%, 04/01/19                                  2,605  2,803,449
             5.000%, 09/01/19                                  1,795  1,945,367
             3.125%, 10/01/19                                    100    104,685
             5.000%, 10/01/19                                    500    543,435
             5.000%, 10/01/19                                  1,000  1,086,870
             4.000%, 11/01/19                                    135    144,183
             5.000%, 11/01/19                                    835    910,300
             5.000%, 02/01/20                                  1,200  1,319,520
             5.250%, 02/01/20                                    500    552,875
             5.000%, 04/01/20                                    900    995,040
             5.000%, 08/01/20                                  1,000  1,117,400
             5.000%, 09/01/20                                  1,000  1,120,610
             5.000%, 10/01/20                                  1,375  1,544,785
             5.000%, 10/01/20                                  4,040  4,538,859
             5.000%, 11/01/20                                    750    845,010
             4.000%, 12/01/20                                    750    822,675
             5.000%, 12/01/20                                  1,240  1,400,617
             5.000%, 02/01/21                                    700    794,367
             5.000%, 04/01/21                                    475    541,657
             5.000%, 08/01/21                                  1,750  2,014,512
             5.000%, 08/01/21                                  3,500  4,029,025
             5.000%, 09/01/21                                  3,705  4,276,422
             5.000%, 09/01/21                                    175    201,990
             5.000%, 09/01/21                                    460    530,946
             5.000%, 10/01/21                                    200    231,372
             5.000%, 02/01/22                                  2,195  2,560,994
             5.000%, 04/01/22                                    940  1,101,436
             5.000%, 08/01/22                                  1,250  1,476,937
             4.000%, 09/01/22                                    525    595,812
             5.250%, 09/01/22                                  2,385  2,852,937
             5.250%, 10/01/22                                  2,380  2,853,025
             5.000%, 12/01/22                                  1,245  1,482,770
             5.000%, 02/01/23                                  1,150  1,373,583
             5.000%, 09/01/23                                  1,635  1,976,780
             5.000%, 10/01/23                                    100    121,046
             5.000%, 11/01/23                                    875  1,060,955
             5.000%, 09/01/24                                  1,000  1,228,150
             5.000%, 08/01/26                                  1,000  1,250,500
California State (GO) Series A (ETM)
             4.400%, 07/01/18                                    410    423,370
             5.000%, 07/01/19                                  1,400  1,508,780
California State (GO) Series B
             5.000%, 09/01/21                                  1,060  1,223,484
             5.000%, 09/01/21                                  1,700  1,962,191
             5.000%, 09/01/23                                  2,285  2,762,656

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB) Series AR
            5.000%, 12/01/22                                  $3,210 $3,839,513
            5.000%, 12/01/23                                     900  1,099,800
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19                                     530    579,937
            5.000%, 12/01/22                                   1,485  1,776,223
            5.000%, 12/01/24                                   1,000  1,242,000
California State Department of Water Resources (RB) Series AS (ETM)
            5.000%, 12/01/19                                      15     16,370
            5.000%, 12/01/22                                      15     17,831
California State Department of Water Resources Power Supply Revenue (RB)
  Series L
            5.000%, 05/01/18                                     745    768,341
            5.000%, 05/01/19                                     925    991,322
            5.000%, 05/01/20                                   3,380  3,750,887
(currency)  5.000%, 05/01/22
            (Pre-refunded @ $100, 5/1/20)                        610    675,532
California State Department of Water Resources Power Supply Revenue (RB)
  Series M
            4.000%, 05/01/19                                     455    479,761
California State Department of Water Resources Power Supply Revenue (RB)
  Series O
            5.000%, 05/01/21                                   3,640  4,169,402
California State Public Works Board (RB) (ETM)
            5.000%, 09/01/20                                   1,000  1,120,930
California State Public Works Board (RB) Series F (ETM)
            5.000%, 10/01/20                                     500    561,075
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21                                   1,740  2,010,622
California State University (RB) Series A
            5.000%, 11/01/18                                   2,500  2,628,125
            5.000%, 11/01/19                                     450    490,478
            5.000%, 11/01/19                                   3,000  3,269,850
            5.000%, 11/01/20                                     685    771,310
            5.000%, 11/01/25                                   1,015  1,274,292
            5.000%, 11/01/25                                   2,000  2,510,920
California State University (RB) Series C (AGM)
            5.000%, 11/01/22                                     100    119,033
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33
            (Pre-refunded @ $100, 6/1/21)                      1,295  1,531,117

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Capistrano Unified School District School Facilities Improvement District
  No. 1 (GO)
             4.000%, 08/01/22                                 $  170 $  192,039
Central Marin Sanitation Agency (RB)
             4.000%, 09/01/21                                  1,425  1,588,134
Chabot-Las Positas Community College District (GO)
             5.000%, 08/01/22                                    900  1,064,835
             4.000%, 08/01/23                                  1,970  2,268,416
Chaffey Community College District (GO) Series E
             4.000%, 06/01/22                                    335    378,697
Chino Hills Financing Authority (RB)
             4.000%, 06/01/18                                    500    513,635
Chino Valley Unified School District (GO) Series A
             4.000%, 08/01/21                                    200    222,440
Chula Vista Elementary School District (GO)
             5.000%, 08/01/22                                  1,835  2,151,629
City & County of San Francisco (GO) Series A
             4.750%, 06/15/19                                    545    584,169
             5.000%, 06/15/20                                  1,715  1,909,395
             5.000%, 06/15/22                                  2,200  2,596,308
City & County of San Francisco (GO) Series B
             4.000%, 06/15/20                                    800    868,120
City & County of San Francisco (GO) Series C
             5.000%, 06/15/20                                    575    640,176
City & County of San Francisco (GO) Series D
             5.000%, 06/15/20                                  2,000  2,226,700
City & County of San Francisco (GO) Series R1
             5.000%, 06/15/20                                    500    556,675
             5.000%, 06/15/21                                  2,315  2,658,685
City of Long Beach Harbor Revenue (RB) Series B
             5.000%, 05/15/19                                    250    267,858
City of Long Beach Harbor Revenue (RB) Series C
             5.000%, 11/15/18                                    500    526,090
City of Los Angeles (GO) Series A
             4.000%, 09/01/18                                    780    807,331
             5.000%, 09/01/20                                    445    498,525
City of Los Angeles (GO) Series B
             5.000%, 09/01/19                                    600    650,130
City of Pasadena Electric Revenue (RB) Series A
             5.000%, 06/01/22                                  1,000  1,178,740

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
City of Riverside Water Revenue (RB) Series A
            5.000%, 10/01/18                                  $  300 $  314,889
City of Sacramento Unified School District (GO)
            5.000%, 07/01/18                                     300    311,496
            5.000%, 07/01/24                                   1,800  2,205,486
City of San Francisco Public Utilities Commission Water Revenue (RB)
            5.000%, 11/01/21                                     865  1,004,896
            5.000%, 11/01/22                                   1,335  1,592,081
City of San Francisco Public Utilities Commission Water Revenue (RB)
  Series B
            5.000%, 11/01/19                                     420    458,073
City of San Francisco Public Utilities Commission Water Revenue (RB)
  Series F
(currency)  5.000%, 11/01/23
            (Pre-refunded @ $100, 11/1/20)                     1,000  1,127,020
(currency)  5.500%, 11/01/30
            (Pre-refunded @ $100, 11/1/20)                     1,000  1,142,940
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22                                     825    923,464
Colton Joint Unified School District (GO)
            5.000%, 08/01/21                                     900  1,031,859
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18                                   2,350  2,374,134
            4.000%, 08/01/18                                     115    118,452
Contra Costa CA Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23
            (Pre-refunded @ $100, 3/1/20)                        500    550,765
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18                                     220    230,498
Culver City School Facilities Financing Authority (RB) (AGM)
            5.500%, 08/01/26                                     855  1,110,842
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21                                     400    445,044
Davis Joint Unified School District (GO)
            5.000%, 08/01/18                                     420    437,522
Davis Joint Unified School District Community Facilities District (ST)
  (AGM)
            3.000%, 08/15/22                                   1,000  1,076,490

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Davis Joint Unified School District Community Facilities District No. 2
  (ST) (AGM)
                    3.000%, 08/15/19                          $  500 $  519,150
Dublin Unified School District (GO)
            5.000%, 02/01/19                                     425    451,465
            5.000%, 08/01/22                                     875  1,034,320
            5.000%, 08/01/23                                   1,665  2,010,621
East Side Union High School District (GO)
            4.000%, 08/01/21                                     600    667,818
East Side Union High School District (GO) Series D
            3.000%, 08/01/19                                     825    858,833
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/21                                   1,285  1,422,803
Enterprise Elementary School District (GO)
            4.000%, 09/01/19                                     500    531,190
Fallbrook Union Elementary School District (GO) Series A
            5.000%, 08/01/20                                     200    223,102
Fontana Unified School District (GO)
            5.000%, 08/01/19                                     600    647,772
            4.000%, 08/01/21                                   1,585  1,758,890
            4.000%, 08/01/22                                     875    989,336
Fountain Valley Public Finance Authority (RB) Series A
            5.000%, 07/01/24                                     250    305,950
Fresno Unified School District (GO) Series A (AGM)
            4.500%, 08/01/20                                     480    528,394
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/24                                   2,615  3,019,384
Grossmont Union High School District (GO) Series A
            5.000%, 08/01/18                                     200    208,446
Hacienda La Puente Unified School District (GO) (NATL-RE)
            5.000%, 08/01/23                                     225    272,282
Huntington Beach Public Financing Authority (RB)
            4.000%, 09/01/18                                     200    206,898
Jurupa Unified School District (GO) (AGM)
            4.000%, 08/01/18                                     235    242,553
            5.000%, 08/01/20                                     725    808,288
Kern High School District (GO) (AGM)
            5.000%, 08/01/19                                     250    270,113

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Kern High School District (GO) Series A
   3.000%, 08/01/20                                           $3,885 $4,112,467
Kern High School District (GO) Series E
   2.000%, 08/01/19                                            1,350  1,378,741
   2.000%, 08/01/20                                            2,435  2,505,932
   3.000%, 08/01/21                                              465    499,247
Lakeside Union School District/San Diego County (GO)
   5.000%, 08/01/23                                              695    836,606
Lancaster Financing Authority (NATL) (ETM)
   5.250%, 02/01/20                                              540    596,543
Liberty Union High School District (GO)
   5.000%, 08/01/20                                              380    424,851
   4.000%, 08/01/21                                              500    556,515
Lompoc Unified School District (GO) (ASSURED GTY)
   5.250%, 08/01/20                                              540    606,344
Long Beach Unified School District (GO)
   5.000%, 08/01/20                                            1,500  1,674,210
Los Altos Elementary School District (GO)
   4.000%, 08/01/21                                              250    278,153
Los Angeles Community College District (GO) Series A
   5.000%, 08/01/23                                              340    412,321
Los Angeles Community College District (GO) Series C
   5.000%, 08/01/19                                              950  1,027,605
   5.000%, 08/01/25                                            1,240  1,552,034
   5.000%, 06/01/26                                            2,500  3,159,525
Los Angeles Community College District (GO) Series G
   5.000%, 08/01/23                                              650    788,261
Los Angeles Convention & Exhibit Center Authority (RB) Series A (ETM)
   4.500%, 08/15/18                                              300    311,208
Los Angeles County Metropolitan Transportation Authority (RB)
   5.000%, 07/01/20                                              300    334,800
Los Angeles County Metropolitan Transportation Authority (RB) Series A
   5.000%, 07/01/18                                              665    689,991
   5.000%, 07/01/19                                            1,000  1,076,910
   5.000%, 07/01/20                                              830    924,761
   5.000%, 07/01/21                                              520    596,991
   5.000%, 07/01/27                                            3,165  4,021,291

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series B
   5.000%, 06/01/19                                           $  370 $  397,295
   5.000%, 06/01/20                                              500    555,620
   5.000%, 07/01/20                                              525    584,777
Los Angeles County Metropolitan Transportation Authority (RB) Series C
   5.000%, 07/01/20                                              525    584,777
Los Angeles Department of Water (RB) Series B
   5.000%, 07/01/20                                              500    557,545
   5.000%, 07/01/22                                              435    514,057
Los Angeles Department of Water & Power (RB) Series A
   5.000%, 07/01/19                                            1,195  1,288,329
   5.000%, 07/01/19                                              370    398,897
   5.000%, 07/01/20                                              600    669,054
   5.000%, 07/01/21                                            1,650  1,897,038
   5.000%, 07/01/21                                            1,000  1,149,720
   5.000%, 07/01/21                                            2,950  3,391,674
Los Angeles Department of Water & Power (RB) Series D
   4.000%, 07/01/19                                            1,000  1,059,190
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/20                                              790    835,686
   5.000%, 07/01/20                                              150    167,264
   5.000%, 07/01/20                                              900  1,003,581
   2.000%, 07/01/22                                            1,210  1,258,376
Los Angeles Unified School District (GO) Series A-1
   5.000%, 07/01/21                                            1,710  1,966,722
Los Angeles Unified School District (GO) Series A-2
   5.000%, 07/01/21                                              875  1,006,364
Los Angeles Unified School District (GO) Series C
   5.000%, 07/01/22                                              500    591,395
   5.000%, 07/01/23                                            3,050  3,691,994
Los Angeles Unified School District (GO) Series I
   5.000%, 07/01/19                                              750    808,575
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/18                                              750    778,673
Los Rios Community College District (GO)
   5.000%, 08/01/19                                            2,965  3,201,073
Los Rios Community College District (GO) Series B
   5.000%, 08/01/23                                              510    615,213

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Lynwood Unified School District (GO) (AGM)
            5.000%, 08/01/21                                  $  450 $  514,985
            5.000%, 08/01/22                                     485    569,453
Manhattan Beach Unified School District (GO) Series C
            3.500%, 09/01/21                                   1,185  1,297,599
Manhattan Beach Unified School District (GO) Series E
            3.000%, 09/01/22                                     560    608,933
Merced Union High School District (GO) Series A (ASSURED GTY)
            4.000%, 08/01/18                                     250    258,035
Metropolitan Water District of Southern California (RB) Series A
            5.000%, 07/01/19                                   1,090  1,175,347
Montebello Unified School District (GO)
            5.000%, 08/01/20                                     415    462,156
Moreland School District (GO) Series B
            5.000%, 08/01/21                                     500    574,730
Moreno Valley Public Financing Authority (RB)
            5.000%, 11/01/20                                   1,470  1,643,210
Morongo Unified School District (GO)
            3.000%, 08/01/22                                     480    519,576
Mount Diablo Unified School District (GO)
            3.250%, 08/01/19                                     500    522,870
            3.000%, 08/01/24                                     800    878,280
New Haven Unified School District (GO) (ASSURED GTY)
            5.000%, 08/01/19                                      95    102,485
New Haven Unified School District (GO) (ETM) (ASSURED GTY)
            5.000%, 08/01/19
            Prerefunded                                           55     59,391
Oakland Joint Powers Financing Authority (RB) Series B (ASSURED GTY)
            4.500%, 08/01/18                                     500    518,185
Oakland Unified School District/Alameda County (GO)
            5.000%, 08/01/20                                   1,005  1,122,354
            5.000%, 08/01/22                                   1,300  1,536,704
            5.000%, 08/01/24                                     900  1,107,081
Oakland Unified School District/Alameda County (GO) Series A
            5.000%, 08/01/21                                     610    702,202
            4.000%, 08/01/22                                     350    396,823

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Oakland Unified School District/Alameda County (GO) Series C
            5.000%, 08/01/20                                  $  255 $  284,776
Oxnard Union High School District (GO)
            4.000%, 08/01/21                                     320    354,845
            4.000%, 08/01/22                                     500    565,080
Palm Springs Unified School District (GO)
            5.000%, 08/01/19                                     500    540,325
Palomar Community College District (GO)
            5.000%, 05/01/21                                     965  1,104,201
Piedmont unified School District (GO)
            3.000%, 08/01/20                                     845    893,706
Plumas Unified School District (GO) (AGM)
            5.250%, 08/01/21                                     800    925,656
Porterville Unified School District Facilities Improvement District (GO)
  Series B (AGM)
            5.000%, 08/01/18                                     450    468,914
            5.000%, 08/01/19                                     325    350,204
Poway Unified School District (GO)
            5.000%, 08/01/19                                     200    215,924
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20                                     500    564,570
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22                                   1,290  1,522,393
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22                                     465    551,155
San Diego County Regional Transportation Commission (RB) Series A
            5.000%, 04/01/18                                     265    272,428
San Diego County Water Authority Financing Corp (RB) Series A
(currency)  5.250%, 05/01/23
            (Pre-refunded @ $100, 11/1/19)                     1,395  1,527,553
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21                                     310    354,718
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
            5.000%, 05/15/22                                     700    825,783
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
            4.000%, 05/15/20                                   3,000  3,250,710

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
(currency)  5.250%, 05/15/24
            (Pre-refunded @ $100, 5/15/20)                    $1,975 $2,206,549
(currency)  5.375%, 05/15/34
            (Pre-refunded @ $100, 5/15/19)                       650    701,695
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
(currency)  5.500%, 05/15/23
            (Pre-refunded @ $100, 5/15/19)                       500    540,870
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
(currency)  5.000%, 08/01/23
            (Pre-refunded @ $100, 8/1/20)                      2,690  3,006,640
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21                                     600    701,790
            5.500%, 07/01/25                                   2,550  3,286,210
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20                                     435    485,195
            5.000%, 07/01/21                                   1,705  1,961,688
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23                                     490    593,596
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19                                     325    345,004
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB)
(currency)  5.000%, 05/01/21
            (Pre-refunded @ $100, 5/1/20)                        540    598,012
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(currency)  5.000%, 05/01/23
            (Pre-refunded @ $100, 5/3/21)                        875  1,001,402
San Francisco Community College District (GO)
            5.000%, 06/15/20                                   2,100  2,336,145
            5.000%, 06/15/22                                   2,070  2,440,737
            5.000%, 06/15/23                                   3,775  4,551,970
            5.000%, 06/15/24                                   1,365  1,673,599
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20                                     600    667,470
San Francisco Municipal Transportation Agency (RB) Series A
            5.000%, 03/01/20                                     860    949,173
San Francisco Unified School District (GO)
            5.000%, 06/15/20                                     725    806,961

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
            5.000%, 06/15/21                                  $  230 $  263,957
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22                                   1,580  1,640,324
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36
            (Pre-refunded @ $100, 3/1/21)                        335    392,560
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21                                   1,750  2,023,682
San Juan Unified School District (GO)
            3.000%, 08/01/22                                   1,480  1,606,525
            5.000%, 08/01/22                                     800    945,664
            3.000%, 08/01/24                                     610    667,566
            3.000%, 08/01/25                                   1,475  1,610,847
            3.000%, 08/01/26                                   2,135  2,320,958
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21                                     265    303,936
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21                                   1,500  1,668,915
Santa Ana Unified School District (GO) Series A
            5.000%, 08/01/18                                     275    286,473
Santa Cruz City High School District (GO)
            4.000%, 08/01/22                                     715    810,653
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22                                     225    266,209
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19                                     175    187,257
South San Francisco Unified School District (GO) Series G
  (ETM)
            3.500%, 07/01/18                                   5,600  5,731,768
Southern California Public Power Authority (RB)
            5.000%, 07/01/18                                     250    259,488
            5.000%, 07/01/18                                     150    155,693
            4.000%, 07/01/19                                     575    608,695
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24                                     240    274,894
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20                                     150    166,577
Sweetwater Union High School District (GO) (ETM)
            5.000%, 01/01/18                                   1,200  1,220,580

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
CALIFORNIA -- (Continued)
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20                                $  295 $    320,405
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31
            (Pre-refunded @ $100, 8/1/21)                      415      482,301
Upland Unified School District (GO) Series A
            5.000%, 08/01/21                                   500      574,310
Vista Unified School District (GO)
            5.000%, 08/01/19                                   200      216,048
West Contra Costa Unified School District (GO)
            5.000%, 08/01/21                                   430      494,995
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20                                   100      111,708
West Contra Costa Unified School District (GO) Series A
            5.000%, 08/01/24                                 1,095    1,346,949
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/20                                 1,475    1,691,087
West Covina Unified School District (GO) (AGM)
            5.000%, 08/01/21                                   385      440,436
Western Riverside County Regional Wastewater Authority
  (RB) (ASSURED GTY)
            5.000%, 09/01/19                                   250      270,458
Westside Union School District (GO) Series A
            3.000%, 08/01/21                                   300      321,243
            4.000%, 08/01/23                                   700      802,564
Whittier Union High School District (GO) Series C
            2.000%, 08/01/19                                   645      658,861
Wright Elementary School District (GO) Series A
            3.000%, 08/01/20                                   165      173,760
Yolo County Washington Unified School District (GO)
            4.000%, 08/01/19                                   450      476,316
Yosemite Union High School District (GO) (AGM)
            4.000%, 08/01/19                                   395      418,021
Yuba Community College District (GO) Series B
            4.000%, 08/01/21                                   355      394,536
                                                                   ------------
TOTAL MUNICIPAL BONDS                                               323,201,386
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $316,267,419)^^                                              $323,201,386
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds                         --    $323,201,386   --    $323,201,386
                                        --    ------------   --    ------------
TOTAL                                   --    $323,201,386   --    $323,201,386
                                        ==    ============   ==    ============

                        DFA NY MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)

NEW YORK -- (100.0%)
Albany County (GO)
            5.000%, 06/01/21                                  $  370 $  422,740
Albany County (GO) Series B
            4.000%, 11/01/17                                     500    503,930
Albany Industrial Development Agency (RB) Series A
(currency)  5.750%, 11/15/22
            (Pre-refunded @ $100, 11/15/17)                    1,510  1,530,778
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22
            (Pre-Refunded @ $100, 11/15/17)                      860    870,621
Amherst Central School District (GO) (ST AID WITHHLDG)
            3.000%, 06/15/18                                     350    356,573
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18                                     200    205,386
            2.250%, 08/15/23                                     290    302,502
Arlington Central School District (GO) Series B (ST AID
  WITHHLDG)
            4.000%, 12/15/17                                     400    404,764
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20                                     290    297,178
Bethpage Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 02/01/18                                     275    279,389
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19                                     100    102,046
City of New York (GO)
            5.000%, 08/01/18                                      75     78,045
City of New York (GO) Series 1
            3.000%, 08/01/17                                     350    350,000
City of New York (GO) Series A
            5.000%, 08/01/17                                     500    500,000
            5.000%, 08/01/18                                     250    260,150
            5.000%, 08/01/23                                   1,200  1,439,916
            5.000%, 08/01/24                                     620    754,844
            5.000%, 08/01/25                                     220    270,912
City of New York (GO) Series B
            5.000%, 08/01/17                                     830    830,000
            5.000%, 08/01/17                                     100    100,000
            5.000%, 08/01/18                                     185    192,511
            5.000%, 08/01/18                                     115    119,669
            5.000%, 08/01/19                                     115    124,038
            5.000%, 08/01/21                                   1,000  1,146,930

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 NEW YORK -- (Continued)
 City of New York (GO) Series E
             5.000%, 08/01/17                                 $  150 $  150,000
             5.000%, 08/01/18                                    195    202,917
             5.000%, 08/01/19                                  1,050  1,132,519
             5.000%, 08/01/21                                    625    716,831
 City of New York (GO) Series F
             5.000%, 08/01/17                                    500    500,000
             5.000%, 08/01/21                                    300    344,079
 City of New York (GO) Series F-1
             5.000%, 06/01/21                                    300    342,519
 City of New York (GO) Series G
             5.000%, 08/01/17                                    750    750,000
 City of New York (GO) Series I-Subseries 1-I
             5.000%, 03/01/22                                    265    308,563
 City of New York (GO) Series J
             5.000%, 08/01/19                                    150    161,789
 City of New York (GO) Series J7
             5.000%, 08/01/20                                    350    389,879
 City of Rochester (BAN) Series 3
             2.500%, 08/02/18                                    350    355,513
 City of Rochester (GO) Series I
             5.000%, 08/15/17                                    160    160,224
             4.000%, 10/15/21                                    675    749,830
 County Of Cattaraugus (GO) (ASSURED GTY)
             4.000%, 09/15/17                                    250    250,930
 County of Columbia (GO) Series A (AGM)
             2.000%, 02/01/19                                    275    279,232
 County of Onondaga (GO)
             5.000%, 05/15/19                                    115    123,427
 East Islip Union Free School District (GO) (ST AID WITHHLDG)
             4.000%, 07/01/19                                    240    253,877
 Eastport-South Manor Central School District (GO)
   (ST AID WITHHLDG)
             4.000%, 08/01/23                                    500    573,875
 Haverstraw-Stony Point Central School District (GO)
   (ST AID WITHHLDG)
             3.000%, 08/15/22                                    200    216,006
             3.000%, 08/15/23                                    360    390,820
 Herricks Union Free School District (GO) (ST AID WITHHLDG)
             4.000%, 06/15/21                                    150    165,881
 Hilton Central School District (GO) (ST AID WITHHLDG)
             2.000%, 06/15/21                                    450    463,216

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 09/01/23                                  $  195 $  201,509
Liverpool Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/18                                     150    154,110
Longwood Central School District Suffolk County (GO) (ST AID
  WITHHLDG)
            2.000%, 06/15/21                                   1,195  1,231,005
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21                                   1,000  1,155,910
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20
            (Pre-refunded @ $100, 11/15/17)                      750    758,955
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17                                     730    736,760
Middle Country Central School District (GO) (ST AID WITHHLDG)
            2.000%, 08/15/21                                     500    512,915
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20                                     500    510,665
            5.000%, 09/15/24                                     130    157,862
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21                                     505    586,254
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18                                     475    487,431
            4.000%, 06/01/20                                     300    323,718
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB)
(currency)  5.250%, 11/01/27
            (Pre-refunded @ $100, 11/1/18)                       485    510,734
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/18)                        750    773,265
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17                                     250    252,543
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20
            (Pre-refunded @ $100, 6/15/18)                       750    777,007

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
New York State (GO) Series A
            4.000%, 03/01/18                                  $  100 $  101,864
            5.000%, 03/15/18                                     550    564,316
New York State (GO) Series C
            5.000%, 04/15/22                                     600    705,084
New York State Dormitory Authority (RB)
(currency)  6.250%, 12/01/37
            (Pre-refunded @ $100, 12/1/18)                     1,000  1,070,300
New York State Dormitory Authority (RB) (AGM ST INTERCEPT)
(currency)  5.250%, 08/15/20
            (Pre-refunded @ $100, 8/15/18)                       360    376,146
New York State Dormitory Authority (RB) (BHAC-CR)
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)                        345    357,900
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18                                     525    536,823
            5.000%, 03/15/18                                     100    102,596
            5.000%, 03/15/19                                   1,400  1,492,372
            5.000%, 07/01/20                                     395    439,011
(currency)  5.000%, 07/01/21
            (Pre-refunded @ $100, 7/1/19)                        455    489,721
            5.000%, 12/15/21                                     150    174,107
            5.000%, 10/01/22                                     475    564,537
            4.000%, 12/15/22                                     100    113,784
            5.000%, 12/15/22                                     500    594,735
            5.000%, 03/15/23                                     650    777,907
            5.000%, 03/15/23                                     200    239,356
(currency)  5.500%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                        900  1,012,860
New York State Dormitory Authority (RB) Series A-GROUP A
            5.000%, 03/15/19                                     270    287,815
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20                                   2,075  2,281,566
            5.000%, 02/15/22                                   1,000  1,165,730
            5.000%, 02/15/24                                     455    551,860
            5.000%, 02/15/25                                     550    676,076
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)                        400    414,956
New York State Dormitory Authority (RB) Series B (AGC)
(currency)  5.000%, 07/01/23
            (Pre-refunded @ $100, 7/1/18)                        450    466,825
New York State Dormitory Authority (RB) Series C
            4.000%, 03/15/18                                     200    203,966
            5.000%, 03/15/19                                     150    159,897
            5.000%, 03/15/20                                     300    330,750

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C (ST AID
  WITHHLDG)
(currency)  7.250%, 10/01/28
            (Pre-refunded @ $100, 10/1/18)                    $  815 $  874,731
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19                                     175    180,665
            5.000%, 02/15/24                                     300    363,864
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20                                     650    716,625
            5.000%, 03/15/21                                   1,000  1,136,370
New York State Environmental Facilities Corp. (RB) Series A
            5.000%, 12/15/17                                     250    253,835
            5.250%, 12/15/18                                     260    275,361
New York State Housing Finance Agency (RB) Series A
(currency)  4.000%, 09/15/18
            (Pre-refunded @ $100, 9/15/17)                       300    301,116
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18                                     475    487,331
            5.000%, 03/15/18                                     350    359,086
(currency)  5.000%, 03/15/26
            (Pre-refunded @ $100, 9/15/18)                       435    455,067
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded @ $100, 10/1/17)                     1,500  1,510,080
New York State Thruway Authority Highway & Bridge Trust Fund
  (RB) Series B
(currency)  5.000%, 04/01/22
            (Pre-Refunded @ $100, 10/1/18)                       415    434,654
New York State Urban Development Corp. (RB)
            5.000%, 12/15/17                                      35     35,527
            5.000%, 12/15/17                                      80     81,245
            5.000%, 03/15/18                                     500    512,980
(currency)  5.000%, 12/15/19
            (Pre-refunded @ $100, 12/15/17)                      295    299,502
(currency)  5.000%, 12/15/25
            (Pre-refunded @ $100, 12/15/17)                      130    131,984
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19                                     300    319,794
            5.000%, 03/15/20                                     400    441,000
            5.000%, 03/15/20                                     850    937,125
            5.000%, 03/15/21                                     300    340,911

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
            5.000%, 03/15/22                                  $  630 $  735,960
            5.000%, 03/15/25                                   1,200  1,475,988
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 03/15/21                                     360    409,093
Niagara County (GO) Series B
            2.000%, 12/15/17                                     415    416,755
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/22                                     285    294,707
            2.000%, 12/15/23                                     550    566,973
North Tonawanda City School District (GO) (ST AID WITHHLDG)
            4.000%, 09/15/21                                     650    718,191
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
            2.500%, 07/01/23                                     520    544,492
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31
            (Pre-refunded @ $100, 7/1/19)                      1,375  1,483,185
Orange County
            3.000%, 08/15/20                                     665    702,592
            3.000%, 08/15/21                                     830    888,988
Penfield Central School District (GO) (ASSURED GTY) (ST AID
  WITHHLDG)
            3.750%, 06/15/19                                     350    368,221
Pittsford Central School District (GO) Series B (ST AID
  WITHHLDG)
            4.000%, 12/15/17                                     100    101,194
Port Authority of New York & New Jersey (RB)
            5.000%, 12/01/17                                     750    760,357
Port Authority of New York & New Jersey (RB) (AGM)
            5.000%, 08/15/17                                     260    260,367
Port Authority of New York & New Jersey (RB) Series 189
            5.000%, 05/01/23                                     305    365,768
Port Washington Union Free School District (GO) (ST AID
  WITHHLDG)
            2.000%, 12/01/18                                     350    355,394
Ramapo Central School District (GO) (ST AID WITHHLDG)
            4.000%, 10/15/17                                     140    140,911
            5.000%, 10/15/21                                     215    247,884
Riverhead Central School District (GO) (ST AID WITHHLDG)
            3.000%, 03/15/22                                     120    129,000
            2.000%, 10/15/22                                     280    288,252

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
NEW YORK -- (Continued)
Sachem Central School District (GO) (ST AID WITHHLDG)
   5.000%, 10/15/19                                              $200  $217,134
Schenectady County (GO)
   5.000%, 06/15/25                                               140   173,300
Sewanhaka Central High School District of Elmont (GO) (ST AID
  WITHHLDG)
   3.000%, 07/15/23                                               590   637,743
South Huntington Union Free School District (GO) (ST AID
  WITHHLDG)
   4.000%, 09/01/17                                               150   150,384
South Orangetown Central School District (GO) (ST AID WITHHLDG)
   5.000%, 12/01/17                                               595   603,276
Spencerport Central School District (GO) (ST AID WITHHLDG)
   2.000%, 06/15/21                                               500   513,725
Taconic Hills Central School District at Craryville (GO) (ST
  AID WITHHLDG)
   5.000%, 06/15/20                                               100   111,005
   4.000%, 06/15/22                                               250   281,478
Three Village Central School District Brookhaven & Smithtown
  (GO) (ST AID WITHHLDG)
   2.000%, 08/15/18                                               380   384,682
Town of Babylon (GO)
   3.000%, 07/01/25                                               375   406,024
Town of Bedford (GO) Series A
   3.000%, 03/15/21                                               455   484,898
   3.000%, 03/15/25                                               330   361,264
Town of Brookhaven (GO)
   4.000%, 11/15/17                                               100   100,900
Town of Brookhaven (GO) Series A
   3.000%, 02/01/18                                               180   181,915
   3.000%, 03/15/22                                               650   704,522
Town of Cheektowaga (GO)
   5.000%, 07/15/23                                               265   318,106
Town of Clarence (GO)
   2.000%, 08/01/18                                               325   328,627
   2.250%, 08/01/24                                               210   218,715
Town of Hempstead (GO) Series A
   4.000%, 04/15/18                                               350   357,598
Town of Huntington (GO)
   2.000%, 12/01/23                                               220   227,289
Town of LaGrange (GO)
   4.000%, 03/01/18                                               270   274,890
   4.000%, 03/01/19                                               280   293,387
   4.000%, 03/01/20                                               220   236,403

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
NEW YORK -- (Continued)
Town of North Hempstead (GO) Series A
   3.000%, 04/01/24                                              $425  $464,414
Town of Orangetown (GO) Series A
   2.000%, 02/01/18                                               180   181,028
Triborough Bridge & Tunnel Authority (RB) Series A
   3.000%, 11/15/17                                                50    50,318
   5.000%, 11/15/18                                               140   147,435
   5.000%, 11/15/20                                               165   185,750
Triborough Bridge & Tunnel Authority (RB) Series A-1
   5.000%, 11/15/19                                               300   327,162
Triborough Bridge & Tunnel Authority (RB) Series B
   4.000%, 11/15/17                                               270   272,476
   5.000%, 11/15/17                                               525   531,295
   4.000%, 11/15/18                                               250   260,093
   5.000%, 11/15/18                                               770   810,895
   5.000%, 11/15/22                                               190   225,566
Triborough Bridge & Tunnel Authority (RB) Series C
   4.000%, 11/15/18                                               100   104,037
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
   5.000%, 07/15/19                                               145   156,259
   5.000%, 07/15/21                                               230   262,281
Ulster County (GO)
   2.000%, 11/15/22                                               240   246,689
Union Free School District Of The Tarrytowns (GO) Series A (ST
  AID WITHHLDG)
   5.000%, 01/15/18                                               250   254,763
Vestal Central School District (GO) (AGM) (ST AID WITHHLDG)
   3.750%, 06/15/19                                               150   157,809
Village of Hastings-on-Hudson (GO)
   4.000%, 11/01/17                                               125   125,961
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
   2.000%, 11/15/22                                               250   258,128
Webster Central School District (GO) (ST AID WITHHLDG)
   5.000%, 06/15/18                                               310   321,247
West Irondequoit Central School District (GO) (ST AID WITHHLDG)
   4.500%, 06/15/18                                               125   128,964
West Islip Union Free School District (GO) Series A (ST AID
  WITHHLDG)
   4.000%, 10/01/18                                               500   517,680

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW YORK -- (Continued)
White Plains City School District (GO) Series B (ST AID
  WITHHLDG)
   3.750%, 05/15/18                                           $100  $   102,322
Wyoming County (GO)
   2.000%, 06/01/18                                            480      484,344
Yorktown Central School District (GO) (ST AID WITHHLDG)
   2.000%, 07/01/21                                            400      412,500
                                                                    -----------
TOTAL MUNICIPAL BONDS                                                82,068,158
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $81,036,855)^^                                                $82,068,158
                                                                    ===========

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------  ----------- ------- -----------
Municipal Bonds                          --     $82,068,158   --    $82,068,158
                                         --     -----------   --    -----------
TOTAL                                    --     $82,068,158   --    $82,068,158
                                         ==     ===========   ==    ===========

                      DIMENSIONAL RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of
  DFA Investment Dimensions Group Inc.                      489,479 $ 5,766,062
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                      372,582   3,837,596
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                          37,832     727,514
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                       34,636     726,654
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                       20,949     474,490
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                       17,433     237,618
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                       10,671     229,955
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $11,676,687)                                              11,999,889
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $15,316)                                             15,316      15,316
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $11,692,003)^^               $12,015,205
                                                                    ===========

DIMENSIONAL RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $11,999,889    --      --    $11,999,889
Temporary Cash Investments                  15,316    --      --         15,316
                                       -----------    --      --    -----------
TOTAL                                  $12,015,205    --      --    $12,015,205
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                         515,208 $ 9,907,448
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                      472,031   9,903,206
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                      284,465   6,443,126
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      236,738   3,226,746
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      145,085   3,126,573
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                       86,042     857,840
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                       78,991     857,840
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $29,991,858)                                              34,322,779
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $142,929)                                           142,929     142,929
                                                                    -----------
  TOTAL INVESTMENTS -- (100.0%) (Cost $30,134,787)^^                $34,465,708
                                                                    ===========

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $34,322,779    --      --    $34,322,779
Temporary Cash Investments                 142,929    --      --        142,929
                                       -----------    --      --    -----------
TOTAL                                  $34,465,708    --      --    $34,465,708
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                           -------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                        457,360  $ 8,795,037
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                     418,628    8,782,809
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                     252,962    5,729,599
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     210,679    2,871,560
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     128,871    2,777,177
Investment in DFA Short-Term Extended Quality
  Portfolio of
  DFA Investment Dimensions Group Inc.                      70,263      763,060
Investment in DFA Two-Year Global Fixed Income
  Portfolio of
  DFA Investment Dimensions Group Inc.                      76,492      762,627
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $26,614,027)                                              30,481,869
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $13,957)                                            13,957       13,957
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $26,627,984)^^               $30,495,826
                                                                    ===========

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $30,481,869    --      --    $30,481,869
Temporary Cash Investments                  13,957    --      --         13,957
                                       -----------    --      --    -----------
TOTAL                                  $30,495,826    --      --    $30,495,826
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                          141,444 $2,719,967
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                       129,530  2,717,534
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                        78,185  1,770,899
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                        65,053    886,669
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                        39,810    857,915
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                        21,748    236,188
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                        23,586    235,157
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $8,499,821)                                                9,424,329
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $17,073)                                              17,073     17,073
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $8,516,894)^^                 $9,441,402
                                                                     ==========

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
Affiliated Investment Companies        $9,424,329      --      --    $9,424,329
Temporary Cash Investments                 17,073      --      --        17,073
                                       ----------      --      --    ----------
TOTAL                                  $9,441,402      --      --    $9,441,402
                                       ==========      ==      ==    ==========

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                           82,161 $1,579,957
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                        75,168  1,577,014
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                        45,403  1,028,367
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                        37,847    515,850
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                        23,226    500,520
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                        13,667    136,255
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                        12,541    136,199
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $4,985,887)                                                5,474,162
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $6,237)                                                6,237      6,237
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $4,992,124)^^                 $5,480,399
                                                                     ==========

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
Affiliated Investment Companies        $5,474,162      --      --    $5,474,162
Temporary Cash Investments                  6,237      --      --         6,237
                                       ----------      --      --    ----------
TOTAL                                  $5,480,399      --      --    $5,480,399
                                       ==========      ==      ==    ==========

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (98.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of
  DFA Investment Dimensions Group Inc.                       185,958 $2,190,585
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                        63,125    650,190
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                        12,059    253,007
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                           13,035    250,658
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                         7,235    163,875
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                         6,272     85,487
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                         3,788     81,633
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,473,091)                                                3,675,435
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $40,094)                                              40,094     40,094
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $3,513,185)^^                 $3,715,529
                                                                     ==========

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
Affiliated Investment Companies        $3,675,435      --      --    $3,675,435
Temporary Cash Investments                 40,094      --      --        40,094
                                       ----------      --      --    ----------
TOTAL                                  $3,715,529      --      --    $3,715,529
                                       ==========      ==      ==    ==========

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of
  DFA Investment Dimensions Group Inc.                      740,532 $ 8,723,472
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                          48,649     935,517
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                       44,484     933,282
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                       26,837     607,848
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.                       54,128     494,190
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                       22,345     304,560
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                       13,667     294,532
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $11,539,088)                                              12,293,401
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $14,299)                                             14,299      14,299
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $11,553,387)^^               $12,307,700
                                                                    ===========

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $12,293,401    --      --    $12,293,401
Temporary Cash Investments                  14,299    --      --         14,299
                                       -----------    --      --    -----------
TOTAL                                  $12,307,700    --      --    $12,307,700
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities
  Portfolio of
  DFA Investment Dimensions Group Inc.                    1,595,458 $18,794,497
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.                      481,559   4,396,638
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                         121,681   2,339,934
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                      111,291   2,334,888
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                       67,368   1,525,888
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                       56,038     763,796
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                       34,257     738,240
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $28,987,950)^^                                            30,893,881
                                                                    ===========

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $30,893,881    --      --    $30,893,881
                                       -----------    --      --    -----------
TOTAL                                  $30,893,881    --      --    $30,893,881
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of
  DFA Investment Dimensions Group Inc.                    2,527,899 $29,778,650
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.                    2,287,783  20,887,463
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                         381,511   7,336,464
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                      349,532   7,333,175
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                      211,014   4,779,456
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      175,587   2,393,248
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      107,168   2,309,479
Investment in DFA Short-Term Extended Quality
  Portfolio of
  DFA Investment Dimensions Group Inc.                       90,919     987,384
Investment in DFA Two-Year Global Fixed Income
  Portfolio of
  DFA Investment Dimensions Group Inc.                       98,979     986,824
                                                                    -----------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $71,947,574)                                                76,792,143
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $47,743)                                             47,743      47,743
                                                                    -----------
  TOTAL INVESTMENTS -- (100.0%) (Cost $71,995,317)^^                $76,839,886
                                                                    ===========

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
CONTINUED



Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $76,792,143    --      --    $76,792,143
Temporary Cash Investments                  47,743    --      --         47,743
                                       -----------    --      --    -----------
TOTAL                                  $76,839,886    --      --    $76,839,886
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         ---------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.                   3,527,558  $32,206,606
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                        672,072   12,923,943
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                     615,748   12,918,383
Investment in DFA Inflation-Protected Securities
  Portfolio of
  DFA Investment Dimensions Group Inc.                   1,063,734   12,530,788
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                     371,075    8,404,854
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     308,818    4,209,192
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     189,258    4,078,508
Investment in DFA Short-Term Extended Quality
  Portfolio of
  DFA Investment Dimensions Group Inc.                     341,738    3,711,276
Investment in DFA Two-Year Global Fixed Income
  Portfolio of
  DFA Investment Dimensions Group Inc.                     372,244    3,711,275
                                                                    -----------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $87,030,239)                                               94,694,825
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $182,760)                                          182,760      182,760
                                                                    -----------
  TOTAL INVESTMENTS -- (100.0%) (Cost $87,212,999)^^                $94,877,585
                                                                    ===========

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $94,694,825    --      --    $94,694,825
Temporary Cash Investments                 182,760    --      --        182,760
                                       -----------    --      --    -----------
TOTAL                                  $94,877,585    --      --    $94,877,585
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.                    2,658,927 $24,276,007
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                         795,301  15,293,644
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                      727,203  15,256,722
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                      438,690   9,936,317
Investment in DFA Two-Year Global Fixed Income
  Portfolio of
  DFA Investment Dimensions Group Inc.                      566,507   5,648,075
Investment in DFA Short-Term Extended Quality
  Portfolio of
  DFA Investment Dimensions Group Inc.                      519,851   5,645,577
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      365,196   4,977,621
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      223,319   4,812,520
                                                                    -----------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $78,073,486) ^^                                            $85,846,483
                                                                    ===========

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $85,846,483    --      --    $85,846,483
                                       -----------    --      --    -----------
TOTAL                                  $85,846,483    --      --    $85,846,483
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                         727,679 $13,993,264
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                      665,360  13,959,250
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                      401,391   9,091,501
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.                      676,245   6,174,116
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                      590,914   5,891,410
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                      542,487   5,891,403
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      334,146   4,554,416
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      204,341   4,403,549
                                                                    -----------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $57,460,667)                                                63,958,909
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market      76,623
  Fund, 0.940%
  (Cost $76,623)                                                         76,623
                                                                    -----------
  TOTAL INVESTMENTS -- (100.0%) (Cost $57,537,290)^^                $64,035,532
                                                                    ===========

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $63,958,909    --      --    $63,958,909
Temporary Cash Investments                  76,623    --      --         76,623
                                       -----------    --      --    -----------
TOTAL                                  $64,035,532    --      --    $64,035,532
                                       ===========    ==      ==    ===========

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                         685,318 $13,178,659
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                      627,891  13,173,144
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                      378,654   8,576,513
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      315,101   4,294,825
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                      192,878   4,156,520
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                      342,182   3,716,096
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                      372,728   3,716,096
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $44,117,829)                                              50,811,853
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $51,513)                                             51,513      51,513
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $44,169,342)^^               $50,863,366
                                                                    ===========

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies        $50,811,853    --      --    $50,811,853
Temporary Cash Investments                  51,513    --      --         51,513
                                       -----------    --      --    -----------
TOTAL                                  $50,863,366    --      --    $50,863,366
                                       ===========    ==      ==    ===========

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (93.3%)

AUSTRALIA -- (5.2%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17                                           358  $   358,344
    1.450%, 05/15/18                                           358      357,662
    2.625%, 05/19/22                                           250      251,024
Commonwealth Bank of Australia
    2.500%, 09/20/18                                           916      924,663
    2.250%, 03/13/19                                         5,000    5,038,690
##  2.750%, 03/10/22                                         5,000    5,065,630
    2.750%, 03/10/22                                           200      202,625
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                         5,174    5,238,970
National Australia Bank, Ltd.
    2.250%, 07/01/19                                         3,500    3,527,198
    2.800%, 01/10/22                                        14,000   14,217,560
    0.875%, 01/20/22                                   EUR   1,700    2,067,141
Westpac Banking Corp.
    2.000%, 08/14/17                                           501      501,089
    2.600%, 11/23/20                                        12,000   12,171,432
    2.800%, 01/11/22                                         7,185    7,314,610
                                                                    -----------
TOTAL AUSTRALIA                                                      57,236,638
                                                                    -----------
AUSTRIA -- (0.6%)
Oesterreichische Kontrollbank AG
    2.375%, 10/01/21                                         6,200    6,311,755
                                                                    -----------
BELGIUM -- (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                         1,510    1,637,498
                                                                    -----------
CANADA -- (11.5%)
Bank of Montreal
    2.375%, 01/25/19                                            24       24,214
    1.900%, 08/27/21                                         7,000    6,940,906
Bank of Nova Scotia (The)
    2.350%, 10/21/20                                        11,405   11,495,932
CPPIB Capital, Inc.
##  2.250%, 01/25/22                                         2,000    2,016,720
Export Development Canada
    1.375%, 10/21/21                                         5,000    4,890,940
Goldcorp, Inc.
    2.125%, 03/15/18                                         2,000    2,005,256
Petro-Canada
    6.050%, 05/15/18                                           429      442,963
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17                                           123      123,534
Province of British Columbia Canada
    2.650%, 09/22/21                                         2,000    2,055,572

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
CANADA -- (Continued)
Province of Manitoba Canada
    2.125%, 05/04/22                                        8,500  $  8,472,171
Province of Ontario Canada
    4.000%, 10/07/19                                        9,000     9,429,111
    1.875%, 05/21/20                                        1,000     1,000,742
    2.500%, 09/10/21                                        3,221     3,273,663
    2.400%, 02/08/22                                        6,000     6,063,060
    1.350%, 03/08/22                                  CAD   2,400     1,863,135
    3.150%, 06/02/22                                  CAD  11,000     9,235,236
Province of Quebec Canada
    3.500%, 07/29/20                                        5,000     5,237,630
    2.375%, 01/31/22                                        6,000     6,062,046
Royal Bank of Canada
    1.800%, 07/30/18                                        2,610     2,616,160
    2.150%, 03/15/19                                        1,700     1,712,704
    1.500%, 07/29/19                                        5,000     4,980,815
    2.350%, 10/30/20                                        6,000     6,057,150
    1.968%, 03/02/22                                  CAD     300       236,482
    2.000%, 03/21/22                                  CAD   8,000     6,308,370
Toronto-Dominion Bank (The)
    2.625%, 09/10/18                                          715       723,361
    2.125%, 07/02/19                                        7,600     7,664,486
    2.250%, 11/05/19                                        4,979     5,028,073
    2.500%, 12/14/20                                       10,000    10,154,670
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                                  CAD   1,000       787,712
                                                                   ------------
TOTAL CANADA                                                        126,902,814
                                                                   ------------
DENMARK -- (1.0%)
Danske Bank A.S.
##  2.750%, 09/17/20                                        3,000     3,053,535
Nordea Bank AB
##  2.500%, 09/17/20                                        4,000     4,044,868
##  2.250%, 05/27/21                                        3,800     3,788,524
                                                                   ------------
TOTAL DENMARK                                                        10,886,927
                                                                   ------------
FINLAND -- (1.0%)
Municipality Finance P.L.C.
    1.250%, 04/18/19                                       10,000     9,938,640
    2.375%, 03/15/22                                          650       658,431
                                                                   ------------
TOTAL FINLAND                                                        10,597,071
                                                                   ------------
FRANCE -- (2.5%)
Airgas, Inc.
    2.375%, 02/15/20                                        4,000     4,035,064
BNP Paribas SA
    2.375%, 09/14/17                                          252       252,265
    2.375%, 05/21/20                                        3,000     3,032,343
BPCE SA
    2.500%, 07/15/19                                        2,000     2,021,322

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FRANCE -- (Continued)
    2.650%, 02/03/21                                         1,300  $ 1,313,383
Electricite de France SA
##  2.350%, 10/13/20                                         1,000    1,009,362
French Republic Government Bond OAT
    3.000%, 04/25/22                                   EUR   2,500    3,398,277
Pernod Ricard SA
##  5.750%, 04/07/21                                         5,000    5,587,970
Sanofi
    4.000%, 03/29/21                                           290      308,969
Total Capital International SA
    2.100%, 06/19/19                                         7,000    7,059,353
                                                                    -----------
TOTAL FRANCE                                                         28,018,308
                                                                    -----------
GERMANY -- (3.1%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                         2,500    2,526,195
Daimler Finance North America LLC
##  2.700%, 08/03/20                                         3,085    3,130,353
Deutsche Bank AG
    6.000%, 09/01/17                                           862      864,821
    2.950%, 08/20/20                                         1,900    1,920,275
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                           934    1,005,911
##  1.500%, 09/19/19                                         5,570    5,511,871
FMS Wertmanagement AoeR
    1.375%, 06/08/21                                         9,000    8,838,000
Kreditanstalt fuer Wiederaufbau
    0.875%, 09/05/17                                           358      357,900
    1.875%, 06/30/20                                         4,000    4,021,832
    2.750%, 09/08/20                                         2,000    2,061,384
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20                                         4,000    4,021,120
                                                                    -----------
TOTAL GERMANY                                                        34,259,662
                                                                    -----------
IRELAND -- (0.9%)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                        10,000   10,106,540
                                                                    -----------
ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18                                         2,000    2,017,366
                                                                    -----------
JAPAN -- (3.0%)
American Honda Finance Corp.
    2.450%, 09/24/20                                         3,000    3,050,580
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20                                         3,900    3,911,766

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
JAPAN -- (Continued)
Beam Suntory, Inc.
    1.750%, 06/15/18                                         1,431  $ 1,429,128
Development Bank of Japan, Inc.
    1.875%, 10/03/18                                           594      594,687
Japan Bank for International Cooperation
    1.750%, 07/31/18                                           358      358,154
Japan Finance Organization for Municipalities
    1.375%, 02/05/18                                         5,000    4,986,450
Mizuho Bank, Ltd.
##  2.700%, 10/20/20                                         1,000    1,010,784
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20                                         2,250    2,254,714
Nomura Holdings, Inc.
    2.750%, 03/19/19                                         1,500    1,517,893
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                         2,673    2,696,864
    2.450%, 01/16/20                                         2,000    2,020,090
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21                                           400      394,344
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                         8,526    8,600,372
                                                                    -----------
TOTAL JAPAN                                                          32,825,826
                                                                    -----------
NETHERLANDS -- (5.7%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19                                         5,000    5,024,200
##  2.375%, 02/01/22                                        15,000   15,207,150
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                         3,356    3,386,489
    4.500%, 01/11/21                                         3,000    3,232,917
#   2.750%, 01/10/22                                         5,000    5,096,460
    4.000%, 01/11/22                                   EUR   2,950    4,065,894
ING Bank NV
##  2.750%, 03/22/21                                         3,000    3,045,993
LyondellBasell Industries NV
    6.000%, 11/15/21                                         1,000    1,135,082
Mylan, Inc.
    2.550%, 03/28/19                                           197      198,512
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20                                         3,000    2,987,736
Shell International Finance BV
    2.000%, 11/15/18                                            --           --
    4.300%, 09/22/19                                         1,202    1,265,275
    2.125%, 05/11/20                                         2,200    2,217,622
    1.875%, 05/10/21                                        10,000    9,930,120
    1.750%, 09/12/21                                         6,000    5,927,064
                                                                    -----------
TOTAL NETHERLANDS                                                    62,720,514
                                                                    -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NEW ZEALAND -- (0.3%)
ASB Finance, Ltd.
    0.500%, 06/10/22                                   EUR    3,000 $ 3,555,152
                                                                    -----------
NORWAY -- (0.1%)
Kommunalbanken A.S.
    1.000%, 09/26/17                                            286     285,871
Statoil ASA
    1.150%, 05/15/18                                            236     235,298
    1.950%, 11/08/18                                            715     717,396
                                                                    -----------
TOTAL NORWAY                                                          1,238,565
                                                                    -----------
SINGAPORE -- (0.3%)
Singapore Government Bond
    1.750%, 04/01/22                                   SGD    5,000   3,725,196
                                                                    -----------
SPAIN -- (0.9%)
Santander UK P.L.C.
    2.500%, 03/14/19                                            600     605,870
    2.375%, 03/16/20                                          4,600   4,647,177
Telefonica Emisiones SAU
    5.134%, 04/27/20                                          4,250   4,592,886
                                                                    -----------
TOTAL SPAIN                                                           9,845,933
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.2%)
Asian Development Bank
    2.000%, 02/16/22                                          3,000   3,007,134
European Investment Bank
    1.125%, 09/15/17                                            215     214,938
    2.875%, 09/15/20                                          2,000   2,068,364
#   1.625%, 12/15/20                                          3,000   2,985,510
    2.000%, 03/15/21                                          7,000   7,038,556
    1.375%, 09/15/21                                         11,500  11,244,240
International Bank for Reconstruction & Development
#   1.625%, 03/09/21                                          4,000   3,970,880
International Finance Corp.
    0.875%, 06/15/18                                            215     214,141
Nordic Investment Bank
    2.125%, 02/01/22                                          5,000   5,038,400
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         35,782,163
                                                                    -----------
SWEDEN -- (6.8%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19                                          9,720   9,797,138
    0.250%, 06/01/22                                   SEK  185,000  22,505,874
Svensk Exportkredit AB
    1.875%, 06/17/19                                         10,000  10,052,190
    1.750%, 08/28/20                                          3,000   2,996,640
Svenska Handelsbanken AB
    2.500%, 01/25/19                                            358     362,000
    1.875%, 09/07/21                                            447     440,710

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SWEDEN -- (Continued)
Sweden Government Bond
    3.500%, 06/01/22                                   SEK  203,000 $29,347,175
                                                                    -----------
TOTAL SWEDEN                                                         75,501,727
                                                                    -----------
SWITZERLAND -- (0.2%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20                                            425     429,834
Credit Suisse AG
    2.300%, 05/28/19                                            625     630,664
    3.000%, 10/29/21                                            480     491,943
UBS AG
    1.375%, 08/14/17                                             50      50,000
    2.375%, 08/14/19                                            667     672,865
                                                                    -----------
TOTAL SWITZERLAND                                                     2,275,306
                                                                    -----------
UNITED KINGDOM -- (2.5%)
Aon Corp.
    5.000%, 09/30/20                                          2,710   2,937,808
AstraZeneca P.L.C.
    2.375%, 11/16/20                                          5,071   5,135,432
Barclays P.L.C.
    2.750%, 11/08/19                                          2,000   2,024,222
    3.250%, 01/12/21                                          1,500   1,529,912
BP Capital Markets P.L.C.
    4.500%, 10/01/20                                          3,750   4,037,156
British Telecommunications P.L.C.
    2.350%, 02/14/19                                            700     704,892
HSBC Holdings P.L.C.
    4.000%, 03/30/22                                            700     743,475
HSBC USA, Inc.
    2.375%, 11/13/19                                          3,281   3,319,417
Lloyds Banking Group P.L.C.
    3.000%, 01/11/22                                          1,000   1,010,701
Nationwide Building Society
##  2.350%, 01/21/20                                          4,000   4,025,852
TechnipFMC P.L.C.
##  2.000%, 10/01/17                                          1,120   1,120,010
Unilever Capital Corp.
    4.250%, 02/10/21                                          1,200   1,287,959
                                                                    -----------
TOTAL UNITED KINGDOM                                                 27,876,836
                                                                    -----------
UNITED STATES -- (44.1%)
Abbott Laboratories
    4.125%, 05/27/20                                          4,000   4,223,972
    2.800%, 09/15/20                                          3,500   3,566,080
AbbVie, Inc.
    2.500%, 05/14/20                                          6,000   6,093,900
Aetna, Inc.
    2.200%, 03/15/19                                            340     342,322

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Aflac, Inc.
    2.400%, 03/16/20                                          1,500  $1,518,876
Agilent Technologies, Inc.
    6.500%, 11/01/17                                            153     154,678
Alphabet, Inc.
    3.625%, 05/19/21                                          3,500   3,724,983
Altria Group, Inc.
    4.750%, 05/05/21                                            500     546,556
Amazon.com, Inc.
    2.600%, 12/05/19                                          2,700   2,751,648
American Express Credit Corp.
    2.375%, 05/26/20                                            800     809,867
American International Group, Inc.
    2.300%, 07/16/19                                          2,062   2,079,630
    3.375%, 08/15/20                                          3,000   3,106,392
    3.300%, 03/01/21                                            500     516,368
Ameriprise Financial, Inc.
    7.300%, 06/28/19                                          1,360   1,495,977
    5.300%, 03/15/20                                          1,000   1,082,703
Amgen, Inc.
    2.200%, 05/22/19                                          4,311   4,348,178
Amphenol Corp.
    2.550%, 01/30/19                                          3,800   3,834,789
Anthem, Inc.
    1.875%, 01/15/18                                            420     420,299
Apple, Inc.
    2.250%, 02/23/21                                          5,000   5,044,065
    2.500%, 02/09/22                                          3,828   3,881,324
    2.300%, 05/11/22                                          7,500   7,524,825
Assurant, Inc.
    2.500%, 03/15/18                                            715     719,227
AT&T, Inc.
    5.800%, 02/15/19                                          2,444   2,591,305
    2.450%, 06/30/20                                          1,331   1,340,698
    4.600%, 02/15/21                                          1,000   1,069,507
Bank of America Corp.
    2.600%, 01/15/19                                            730     737,494
    2.625%, 10/19/20                                          2,500   2,535,938
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19                                            885     892,363
    4.600%, 01/15/20                                          1,200   1,274,863
    2.150%, 02/24/20                                          1,200   1,210,126
BB&T Corp.
    1.450%, 01/12/18                                            141     140,973
    6.850%, 04/30/19                                          2,000   2,170,758
    2.050%, 05/10/21                                            731     728,178
Becton Dickinson and Co.
    3.250%, 11/12/20                                          3,250   3,349,570
    3.125%, 11/08/21                                          3,000   3,067,224

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                         7,000  $ 7,068,614
Biogen, Inc.
    2.900%, 09/15/20                                         1,500    1,539,359
BlackRock, Inc.
    5.000%, 12/10/19                                         2,000    2,151,286
Boston Scientific Corp.
    2.650%, 10/01/18                                         2,000    2,019,178
    6.000%, 01/15/20                                           500      545,684
Bristol-Myers Squibb Co.
    1.750%, 03/01/19                                         2,500    2,507,318
Buckeye Partners L.P.
    6.050%, 01/15/18                                         1,310    1,334,327
    2.650%, 11/15/18                                           261      262,503
Capital One Bank USA NA
    2.300%, 06/05/19                                         2,000    2,007,132
Capital One Financial Corp.
    2.450%, 04/24/19                                           900      906,665
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                           545      550,047
    1.700%, 08/09/21                                         1,000      983,888
CBS Corp.
    2.300%, 08/15/19                                         2,000    2,013,984
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17                                            39       39,417
Charles Schwab Corp. (The)
    2.200%, 07/25/18                                           372      374,199
Chevron Corp.
    1.104%, 12/05/17                                           383      382,642
#   2.427%, 06/24/20                                         3,010    3,059,135
    2.419%, 11/17/20                                        14,000   14,197,386
    2.100%, 05/16/21                                         1,375    1,377,368
    2.498%, 03/03/22                                         3,000    3,037,413
Cisco Systems, Inc.
    4.450%, 01/15/20                                         4,940    5,270,041
    2.450%, 06/15/20                                         4,400    4,485,848
    2.200%, 02/28/21                                         3,000    3,024,519
    1.850%, 09/20/21                                         9,000    8,942,175
Citigroup, Inc.
    2.500%, 09/26/18                                           501      505,105
    2.050%, 06/07/19                                         3,000    3,005,532
    2.400%, 02/18/20                                         3,000    3,024,648
CNA Financial Corp.
    5.750%, 08/15/21                                           880      982,332
Coca-Cola Co. (The)
    2.450%, 11/01/20                                         3,000    3,061,365
    1.550%, 09/01/21                                         2,500    2,462,268
    3.300%, 09/01/21                                         1,000    1,050,763
Comcast Corp.
    6.300%, 11/15/17                                           286      290,012

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
    5.150%, 03/01/20                                          1,900  $2,062,024
Comerica, Inc.
    2.125%, 05/23/19                                          1,450   1,450,990
ConocoPhillips Co.
    1.050%, 12/15/17                                            809     807,732
    4.200%, 03/15/21                                          1,400   1,497,240
Costco Wholesale Corp.
    1.750%, 02/15/20                                          1,775   1,775,424
CVS Health Corp.
    2.250%, 08/12/19                                          2,500   2,519,895
    2.125%, 06/01/21                                            500     496,851
Dollar General Corp.
    1.875%, 04/15/18                                            921     921,510
Dominion Energy, Inc.
    2.500%, 12/01/19                                          3,500   3,534,496
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                          1,000   1,011,124
DTE Energy Co.
    2.400%, 12/01/19                                          4,000   4,030,652
eBay, Inc.
    2.200%, 08/01/19                                          4,346   4,371,468
Edwards Lifesciences Corp.
    2.875%, 10/15/18                                          1,000   1,010,347
EI du Pont de Nemours & Co.
    6.000%, 07/15/18                                            183     190,576
Electronic Arts, Inc.
    3.700%, 03/01/21                                          2,000   2,091,226
Enterprise Products Operating LLC
    6.650%, 04/15/18                                          2,000   2,070,768
EOG Resources, Inc.
    5.875%, 09/15/17                                            705     708,467
Eversource Energy
    1.450%, 05/01/18                                            235     234,617
Exelon Generation Co. LLC
    2.950%, 01/15/20                                          2,600   2,654,759
#   4.000%, 10/01/20                                            600     627,368
Express Scripts Holding Co.
    2.250%, 06/15/19                                          1,000   1,005,746
    3.900%, 02/15/22                                          1,866   1,959,836
Exxon Mobil Corp.
    1.819%, 03/15/19                                          7,427   7,458,639
    1.912%, 03/06/20                                          2,400   2,410,399
    2.222%, 03/01/21                                          5,824   5,879,514
Fidelity National Information Services, Inc.
    2.250%, 08/15/21                                          5,000   4,964,995
Fifth Third Bank
    2.375%, 04/25/19                                          2,503   2,530,047
Fiserv, Inc.
    2.700%, 06/01/20                                          2,000   2,030,978

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                            984  $1,008,488
    3.157%, 08/04/20                                          1,200   1,227,001
    3.336%, 03/18/21                                          2,128   2,178,602
GATX Corp.
    2.500%, 07/30/19                                            200     201,804
General Electric Co.
    0.375%, 05/17/22                                     EUR  1,900   2,249,927
General Motors Financial Co., Inc.
    3.200%, 07/06/21                                          7,200   7,317,072
Georgia Power Co.
#   4.250%, 12/01/19                                          2,130   2,236,602
Gilead Sciences, Inc.
    2.550%, 09/01/20                                          1,000   1,020,457
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19                                          4,900   4,964,435
Halliburton Co.
    2.000%, 08/01/18                                          3,970   3,976,427
Harris Corp.
    2.700%, 04/27/20                                          4,500   4,540,576
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                          3,800   3,932,050
Home Depot, Inc. (The)
    2.000%, 06/15/19                                            700     706,027
HP, Inc.
    4.300%, 06/01/21                                          1,567   1,664,566
Humana, Inc.
    2.625%, 10/01/19                                          3,000   3,037,449
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                          1,043   1,052,529
Huntington National Bank (The)
    2.400%, 04/01/20                                          2,600   2,624,635
Indiana Michigan Power Co.
    7.000%, 03/15/19                                          2,000   2,159,850
Intel Corp.
    2.450%, 07/29/20                                            127     129,374
Intercontinental Exchange, Inc.
    2.750%, 12/01/20                                            268     273,743
International Business Machines Corp.
    1.250%, 02/08/18                                            100      99,926
#   1.950%, 02/12/19                                          4,077   4,097,018
    1.625%, 05/15/20                                          1,390   1,384,019
Jefferies Group LLC
    5.125%, 04/13/18                                            134     137,005
JM Smucker Co. (The)
    2.500%, 03/15/20                                          3,320   3,357,738
John Deere Capital Corp.
    2.050%, 03/10/20                                          2,000   2,013,600
Johnson & Johnson
    2.250%, 03/03/22                                          1,500   1,518,396

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.350%, 01/28/19                                          3,000  $3,027,756
Kellogg Co.
    4.000%, 12/15/20                                          1,000   1,058,337
KeyCorp
    2.900%, 09/15/20                                          2,000   2,042,906
Kimberly-Clark Corp.
    1.900%, 05/22/19                                          2,000   2,013,606
Laboratory Corp. of America Holdings
    2.200%, 08/23/17                                          1,633   1,633,478
Lam Research Corp.
    2.750%, 03/15/20                                          2,800   2,856,697
Legg Mason, Inc.
    2.700%, 07/15/19                                          3,000   3,030,723
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                          2,900   3,159,008
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                          4,225   4,244,055
Marriott International, Inc.
    6.750%, 05/15/18                                            367     380,678
    3.000%, 03/01/19                                          2,960   3,006,484
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20                                          2,000   2,017,880
    2.750%, 01/30/22                                          1,500   1,519,332
MasterCard, Inc.
    2.000%, 04/01/19                                          2,995   3,020,469
Mattel, Inc.
    2.350%, 05/06/19                                          5,000   5,008,050
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                          2,000   2,016,890
McDonald's Corp.
    5.350%, 03/01/18                                            286     292,459
    5.000%, 02/01/19                                          4,506   4,727,709
McKesson Corp.
    1.400%, 03/15/18                                          1,300   1,298,969
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                            700     721,223
Merck & Co., Inc.
    2.350%, 02/10/22                                          1,345   1,362,517
Microsoft Corp.
    2.000%, 11/03/20                                          3,500   3,525,291
    1.550%, 08/08/21                                          4,000   3,937,280
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                          2,258   2,212,585
Monsanto Co.
    1.850%, 11/15/18                                          2,155   2,155,045
    2.125%, 07/15/19                                          2,550   2,561,827
Morgan Stanley
    2.375%, 07/23/19                                          2,220   2,238,743

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Nasdaq, Inc.
    5.550%, 01/15/20                                          2,484  $2,688,550
NetApp, Inc.
    2.000%, 12/15/17                                            215     215,012
Newell Brands, Inc.
    2.600%, 03/29/19                                            572     578,580
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                          2,950   2,971,647
NiSource Finance Corp.
    6.800%, 01/15/19                                             61      65,130
Nordstrom, Inc.
    4.750%, 05/01/20                                            350     368,365
Nucor Corp.
    5.750%, 12/01/17                                          4,612   4,671,449
Nuveen Finance LLC
##  2.950%, 11/01/19                                          3,890   3,958,363
Oracle Corp.
#   2.250%, 10/08/19                                          2,000   2,026,406
    1.900%, 09/15/21                                          9,000   8,950,482
    2.500%, 05/15/22                                          3,000   3,042,003
PepsiCo, Inc.
    2.150%, 10/14/20                                          3,000   3,027,738
Pfizer, Inc.
    2.100%, 05/15/19                                          2,652   2,679,480
    1.950%, 06/03/21                                          5,000   5,004,925
    0.250%, 03/06/22                                    EUR   3,000   3,554,388
PG&E Corp.
    2.400%, 03/01/19                                          2,074   2,087,867
PNC Bank NA
    2.400%, 10/18/19                                          4,000   4,047,012
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                            960     959,260
    1.700%, 11/03/21                                          5,000   4,957,875
    2.300%, 02/06/22                                            650     658,898
Progress Energy, Inc.
    4.400%, 01/15/21                                          2,150   2,284,111
Prudential Financial, Inc.
    5.375%, 06/21/20                                          3,000   3,277,884
PSEG Power LLC
    2.450%, 11/15/18                                          2,499   2,512,010
QUALCOMM, Inc.
    2.250%, 05/20/20                                          3,000   3,034,407
Quest Diagnostics, Inc.
    2.700%, 04/01/19                                          1,300   1,318,083
    2.500%, 03/30/20                                          3,630   3,657,537
Roper Technologies, Inc.
    2.050%, 10/01/18                                            135     135,473
Ryder System, Inc.
    2.500%, 03/01/18                                            250     250,988
    2.350%, 02/26/19                                          2,000   2,014,480

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                         2,369  $ 2,394,621
Southern Power Co.
    2.500%, 12/15/21                                           539      539,432
Southwest Airlines Co.
    2.750%, 11/06/19                                           426      432,943
State Street Corp.
    4.375%, 03/07/21                                         2,000    2,150,280
Stryker Corp.
    2.625%, 03/15/21                                         2,378    2,424,609
SunTrust Banks, Inc.
    2.900%, 03/03/21                                         3,000    3,055,977
Sysco Corp.
    2.600%, 10/01/20                                         3,970    4,028,192
Target Corp.
    2.300%, 06/26/19                                           515      522,150
Tech Data Corp.
    3.750%, 09/21/17                                           358      358,781
Time Warner, Inc.
    2.100%, 06/01/19                                         2,000    2,004,868
Total System Services, Inc.
    2.375%, 06/01/18                                         1,701    1,706,617
Toyota Motor Credit Corp.
    4.500%, 06/17/20                                         1,900    2,035,225
    1.900%, 04/08/21                                        10,500   10,442,271
    2.600%, 01/11/22                                         3,000    3,062,730
    3.300%, 01/12/22                                         1,561    1,629,536
Tyson Foods, Inc.
    2.650%, 08/15/19                                         2,000    2,029,290
U.S. Bancorp
    2.200%, 04/25/19                                           966      974,940
UnitedHealth Group, Inc.
    2.300%, 12/15/19                                         1,400    1,416,197
    2.700%, 07/15/20                                         1,074    1,100,003
    2.125%, 03/15/21                                         2,000    2,001,950
US Bank NA
    1.400%, 04/26/19                                         3,900    3,884,513
Verizon Communications, Inc.
    2.550%, 06/17/19                                         1,000    1,014,641
    4.500%, 09/15/20                                         2,250    2,405,529
Wal-Mart Stores, Inc.
    3.250%, 10/25/20                                         1,000    1,047,033
Walgreen Co.
    5.250%, 01/15/19                                             8        8,372
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19                                         2,000    2,036,046
Wells Fargo & Co.
    2.125%, 04/22/19                                         2,170    2,184,917
    2.150%, 01/30/20                                         3,000    3,015,810
WestRock RKT Co.
    4.450%, 03/01/19                                           595      616,920

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
UNITED STATES -- (Continued)
Wyndham Worldwide Corp.
      2.500%, 03/01/18                                     1,805 $    1,812,489
Xilinx, Inc.
      2.125%, 03/15/19                                       766        768,835
                                                                 --------------
TOTAL UNITED STATES                                                 485,948,930
                                                                 --------------
TOTAL BONDS                                                       1,029,270,727
                                                                 --------------
AGENCY OBLIGATIONS -- (2.3%)
Federal Home Loan Mortgage Corp.
      1.000%, 09/29/17                                        66         65,986
Federal National Mortgage Association
#     1.875%, 12/28/20                                    22,000     22,177,078
#     1.250%, 05/06/21                                     4,000      3,939,600
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                             26,182,664
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (1.0%)
Treasury Inflation Protected Security
^^^   0.125%, 04/15/21                                     2,500      2,585,963
^^^   0.125%, 04/15/22                                     8,100      8,149,091
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                      10,735,054
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,066,188,445
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund                   3,210,986     37,157,535
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,096,942,712)^^                                          $1,103,345,980
                                                                 ==============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Bonds
   Australia                      --    $   57,236,638    --    $   57,236,638
   Austria                        --         6,311,755    --         6,311,755
   Belgium                        --         1,637,498    --         1,637,498
   Canada                         --       126,902,814    --       126,902,814
   Denmark                        --        10,886,927    --        10,886,927
   Finland                        --        10,597,071    --        10,597,071
   France                         --        28,018,308    --        28,018,308
   Germany                        --        34,259,662    --        34,259,662
   Ireland                        --        10,106,540    --        10,106,540
   Italy                          --         2,017,366    --         2,017,366
   Japan                          --        32,825,826    --        32,825,826
   Netherlands                    --        62,720,514    --        62,720,514
   New Zealand                    --         3,555,152    --         3,555,152
   Norway                         --         1,238,565    --         1,238,565
   Singapore                      --         3,725,196    --         3,725,196
   Spain                          --         9,845,933    --         9,845,933
   Supranational Organization
     Obligations                  --        35,782,163    --        35,782,163
   Sweden                         --        75,501,727    --        75,501,727
   Switzerland                    --         2,275,306    --         2,275,306
   United Kingdom                 --        27,876,836    --        27,876,836
   United States                  --       485,948,930    --       485,948,930
Agency Obligations                --        26,182,664    --        26,182,664
U.S. Treasury Obligations         --        10,735,054    --        10,735,054
Securities Lending Collateral     --        37,157,535    --        37,157,535
Swap Agreements**                 --          (737,816)   --          (737,816)
Forward Currency Contracts**      --        (2,320,000)   --        (2,320,000)
                                  --    --------------    --    --------------
TOTAL                             --    $1,100,288,164    --    $1,100,288,164
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.8%)
Alabama State (GO) Series A
   5.000%, 08/01/20                                          2,250  $ 2,508,480
   5.000%, 08/01/23                                          2,200    2,649,658
                                                                    -----------
TOTAL ALABAMA                                                         5,158,138
                                                                    -----------
ALASKA -- (0.8%)
Borough of North Slope (GO) Series C (ETM)
   3.000%, 06/30/18                                            500      509,475
City of Anchorage (GO) Series A
   5.000%, 09/01/21                                            900    1,034,145
   5.000%, 09/01/23                                            600      721,158
City of Anchorage (GO) Series D
   5.000%, 09/01/23                                          2,585    3,106,989
                                                                    -----------
TOTAL ALASKA                                                          5,371,767
                                                                    -----------
ARIZONA -- (0.7%)
City of Phoenix (GO)
   4.000%, 07/01/20                                          1,500    1,626,075
City of Tempe (GO) Series C
   4.000%, 07/01/22                                          1,400    1,581,398
Maricopa County High School District No. 210-Phoenix (GO)
   3.000%, 07/01/23                                            650      708,025
Scottsdale Municipal Property Corp. (RB) Series A
   3.000%, 07/01/21                                            805      860,513
                                                                    -----------
TOTAL ARIZONA                                                         4,776,011
                                                                    -----------
ARKANSAS -- (1.6%)
Arkansas State (GO)
   5.000%, 04/01/21                                          2,600    2,964,858
   5.000%, 10/01/21                                          7,195    8,323,608
                                                                    -----------
TOTAL ARKANSAS                                                       11,288,466
                                                                    -----------
CALIFORNIA -- (0.9%)
California State (GO) Series B
   5.000%, 09/01/25                                          3,140    3,900,225
Los Angeles Unified School District (GO) Series A
   5.000%, 07/01/27                                          2,000    2,536,980
                                                                    -----------
TOTAL CALIFORNIA                                                      6,437,205
                                                                    -----------
COLORADO -- (1.0%)
Boulder County (RB)
   5.000%, 07/15/18                                            100      103,898
City & County of Denver (GO) Series A
   5.000%, 08/01/17                                            200      200,000

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO) Series B
  (ETM) (ST AID WITHHLDG)
   4.000%, 12/01/18                                             35  $    36,409
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
   4.000%, 12/01/18                                            265      275,780
   5.000%, 12/01/24                                            900    1,109,367
El Paso County School District No. 20 Academy (GO) (ST AID
  WITHHLDG)
   5.000%, 12/15/21                                          1,240    1,438,140
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
   5.250%, 12/15/24                                          1,000    1,238,560
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
   4.000%, 12/01/23                                          2,425    2,778,589
                                                                    -----------
TOTAL COLORADO                                                        7,180,743
                                                                    -----------
CONNECTICUT -- (0.4%)
Connecticut State (GO) Series A
   5.000%, 10/15/18                                            600      627,294
   5.000%, 10/15/19                                            300      322,092
Connecticut State (GO) Series C
   5.000%, 06/01/18                                          1,000    1,032,030
Connecticut State (GO) Series E
   4.000%, 08/15/17                                            700      700,721
                                                                    -----------
TOTAL CONNECTICUT                                                     2,682,137
                                                                    -----------
DELAWARE -- (0.7%)
New Castle County (GO)
   5.000%, 10/01/23                                          2,275    2,755,298
New Castle County (GO) Series B
   5.000%, 07/15/22                                          1,450    1,710,203
                                                                    -----------
TOTAL DELAWARE                                                        4,465,501
                                                                    -----------
DISTRICT OF COLUMBIA -- (1.9%)
District of Columbia (GO) Series A
   5.000%, 06/01/20                                          1,900    2,108,544
District of Columbia (GO) Series E
   5.000%, 06/01/21                                          2,550    2,917,608
   5.000%, 06/01/26                                          1,875    2,338,388
Washington Metropolitan Area Transit Authority (RB)
  Series A-1
   5.000%, 07/01/27                                          4,535    5,669,294
                                                                    -----------
TOTAL DISTRICT OF COLUMBIA                                           13,033,834
                                                                    -----------
FLORIDA -- (2.7%)
Florida State (GO)
   5.000%, 07/01/21                                          2,000    2,291,160

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
FLORIDA -- (Continued)
   5.000%, 07/01/24                                            500  $   611,900
Florida State Board of Education (GO) Series A
   5.000%, 06/01/23                                            700      840,546
Florida State Board of Education (GO) Series B
   5.000%, 06/01/19                                            555      595,732
   5.000%, 06/01/20                                          3,300    3,659,271
   5.000%, 06/01/23                                            650      780,507
   5.000%, 06/01/25                                          3,000    3,717,690
Miami-Dade County (GO) Series A
   5.000%, 07/01/26                                          1,810    2,247,821
Miami-Dade County (GO) Series D
   5.000%, 07/01/20                                          3,520    3,911,142
                                                                    -----------
TOTAL FLORIDA                                                        18,655,769
                                                                    -----------
GEORGIA -- (4.0%)
Cobb County (GO)
   5.000%, 01/01/22                                          2,335    2,719,458
Georgia State (GO) Series A-1
   5.000%, 02/01/19                                          6,805    7,218,268
Georgia State (GO) Series C
   5.000%, 10/01/21                                          2,490    2,875,079
Georgia State (GO) Series C-1
   5.000%, 07/01/23                                          3,000    3,614,400
   5.000%, 07/01/24                                          3,200    3,923,200
Georgia State (GO) Series I
   5.000%, 07/01/20                                          2,345    2,608,437
Georgia State Road & Tollway Authority (RB) (GTD)
   5.000%, 10/01/23                                          3,580    4,340,499
                                                                    -----------
TOTAL GEORGIA                                                        27,299,341
                                                                    -----------
HAWAII -- (1.0%)
City & County of Honolulu (GO) Series B
   5.000%, 10/01/23                                          2,150    2,595,437
   5.000%, 10/01/25                                            450      556,907
Hawaii State (GO) Series EF
   5.000%, 11/01/22                                            300      356,091
Hawaii State (GO) Series EH (ETM)
   5.000%, 08/01/23                                          1,225    1,476,149
Hawaii State (GO) Series EH-2017
   5.000%, 08/01/23                                            970    1,169,490
Hawaii State (GO) Series EH-2017 (ETM)
   5.000%, 08/01/23                                            305      367,531
                                                                    -----------
TOTAL HAWAII                                                          6,521,605
                                                                    -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series G
   5.000%, 06/01/19                                            910  $   976,266
                                                                    -----------
KANSAS -- (1.4%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21                                            600      690,204
City of Lenexa (GO) Series B
   5.000%, 09/01/20                                          1,610    1,799,497
City of Wichita (GO) Series A
   5.000%, 12/01/20                                          3,000    3,380,190
Johnson County (GO) Series B
   5.000%, 09/01/22                                          1,405    1,660,387
Kansas State Department of Transportation (RB) Series B
   5.000%, 09/01/20                                          1,975    2,210,637
Kansas State Department of Transportation (RB) Series C
   5.000%, 09/01/19                                            125      135,364
                                                                    -----------
TOTAL KANSAS                                                          9,876,279
                                                                    -----------
KENTUCKY -- (0.9%)
Louisville Water Co. (RB)
   4.000%, 11/15/17                                          1,605    1,619,252
Louisville/Jefferson County Metropolitan Government (GO)
  Series A
   5.000%, 12/01/25                                          3,800    4,723,134
                                                                    -----------
TOTAL KENTUCKY                                                        6,342,386
                                                                    -----------
LOUISIANA -- (0.9%)
Louisiana State (GO) Series A (ETM)
   5.000%, 08/01/18                                          4,000    4,161,600
Louisiana State (GO) Series C
   5.000%, 07/15/22                                            250      291,203
   5.000%, 08/01/23                                          1,100    1,305,359
Louisiana State (GO) Series D-2
   5.000%, 12/01/21                                            600      689,568
                                                                    -----------
TOTAL LOUISIANA                                                       6,447,730
                                                                    -----------
MARYLAND -- (5.1%)
Anne Arundel County (GO)
   5.000%, 04/01/23                                          4,000    4,800,320
Baltimore County (GO)
   5.000%, 08/01/18                                          1,000    1,041,210
   5.000%, 08/01/21                                            500      574,520
City of Baltimore (GO) Series B
   5.000%, 10/15/22                                            645      761,048
City of Frederick (GO) Series C
   5.000%, 03/01/27                                          3,100    3,885,416
Harford County (GO) Series A
   5.000%, 09/15/20                                            900    1,008,711

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MARYLAND -- (Continued)
Howard County (GO) Series B
   5.000%, 02/15/26                                          6,420  $ 8,049,845
Maryland State (GO) Series B
   5.000%, 03/01/19                                          1,000    1,064,410
   4.000%, 08/01/23                                          1,785    2,055,392
Maryland State (GO) Series C
   5.000%, 08/01/20                                          2,000    2,233,540
Prince George's County (GO) Series B
   5.000%, 09/15/18                                            650      679,913
Washington Suburban Sanitary Commission (GO)
   5.000%, 06/01/18                                            650      672,250
   5.000%, 06/01/24                                          4,325    5,303,834
Worcester County (GO) Series B
   4.000%, 08/01/21                                          2,255    2,501,472
                                                                    -----------
TOTAL MARYLAND                                                       34,631,881
                                                                    -----------
MASSACHUSETTS -- (4.7%)
City of Boston (GO) Series A
   5.000%, 03/01/20                                          1,200    1,321,836
   5.000%, 04/01/20                                          1,250    1,380,612
City of Boston (GO) Series B
   5.000%, 04/01/24                                          3,500    4,281,165
Commonwealth of Massachusetts (GO) Series A
   5.000%, 04/01/23                                          4,000    4,778,640
Commonwealth of Massachusetts (GO) Series A
   5.000%, 03/01/18                                          1,500    1,536,240
   5.000%, 07/01/26                                          4,750    5,929,710
Commonwealth of Massachusetts (GO) Series B
   5.250%, 08/01/21                                            500      578,960
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20                                          3,255    3,629,976
   5.000%, 08/01/24                                          1,360    1,660,805
Massachusetts Clean Water Trust (The) (RB)
   5.000%, 08/01/20                                            400      446,332
Massachusetts School Building Authority (RB) Series A
   5.000%, 11/15/25                                          3,240    4,034,448
Town of Lexington (BAN)
   2.000%, 02/16/18                                          1,157    1,163,849
Town of Lexington (GO)
   4.000%, 02/15/27                                          1,000    1,180,410
Town of Medfield (GO)
   3.000%, 09/15/19                                            510      531,854
                                                                    -----------
TOTAL MASSACHUSETTS                                                  32,454,837
                                                                    -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MICHIGAN -- (0.1%)
Michigan State (GO)
   5.000%, 11/01/19                                             700 $   761,817
                                                                    -----------
MINNESOTA -- (2.5%)
City of Edina (GO) Series B
   3.000%, 02/01/19                                           1,000   1,031,100
City of Rochester (GO) Series A
   5.000%, 02/01/18                                             650     663,540
Hennepin County (GO) Series C
   5.000%, 12/01/28                                           1,150   1,475,254
Minnesota State (GO) Series A
   5.000%, 08/01/21                                           1,330   1,529,354
   5.000%, 08/01/25                                           7,000   8,702,190
Minnesota State (GO) Series D
   5.000%, 08/01/18                                             650     676,721
   5.000%, 08/01/21                                             700     804,923
Minnesota State (GO) Series E
   2.000%, 08/01/19                                           1,000   1,020,700
Saint Paul Public Library Agency (GO) Series C
   5.000%, 03/01/20                                             900     991,377
                                                                    -----------
TOTAL MINNESOTA                                                      16,895,159
                                                                    -----------
MISSISSIPPI -- (0.4%)
Madison County School District (GO)
   3.500%, 12/01/19                                             350     368,585
Mississippi State (GO) Series B
   5.000%, 11/01/20                                             600     673,554
Mississippi State (GO) Series C
   5.000%, 10/01/20                                           1,565   1,752,018
                                                                    -----------
TOTAL MISSISSIPPI                                                     2,794,157
                                                                    -----------
MISSOURI -- (0.2%)
Missouri Highway & Transportation Commission (RB)
   5.000%, 02/01/19                                           1,525   1,616,897
                                                                    -----------
NEBRASKA -- (0.5%)
Douglas County School District No. 17 (GO)
   4.000%, 12/15/26                                           3,000   3,512,910
                                                                    -----------
NEVADA -- (4.2%)
City of Henderson (GO)
   5.000%, 06/01/21                                             600     680,700
Clark County (GO) Series B
   5.000%, 11/01/24                                           8,665  10,625,889
Nevada State (GO) Series D
   5.000%, 04/01/25                                          11,625  14,294,449
Nevada State (GO) Series D-1
   5.000%, 03/01/22                                           2,000   2,324,920

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
NEVADA -- (Continued)
Washoe County School District (GO) Series F
    5.000%, 06/01/21                                          900  $ 1,025,019
                                                                   -----------
TOTAL NEVADA                                                        28,950,977
                                                                   -----------
NEW HAMPSHIRE -- (0.5%)
City of Dover (GO) Series C
    5.000%, 07/01/20                                          220      244,646
City of Nashua (GO)
    4.000%, 07/15/24                                        2,000    2,296,080
New Hampshire State (GO) Series B
    5.000%, 06/01/19                                          540      579,323
                                                                   -----------
TOTAL NEW HAMPSHIRE                                                  3,120,049
                                                                   -----------
NEW MEXICO -- (2.2%)
New Mexico State (GO)
    5.000%, 03/01/19                                        3,500    3,722,565
    5.000%, 03/01/21                                        2,105    2,390,628
New Mexico State Severance Tax Permanent Fund (RB) Series B
    4.000%, 07/01/20                                        2,000    2,165,700
New Mexico State Severance Tax Permanent Fund (RB) Series D
    5.000%, 07/01/26                                        5,580    6,929,746
                                                                   -----------
TOTAL NEW MEXICO                                                    15,208,639
                                                                   -----------
NEW YORK -- (3.2%)
City of New York (GO) Series B
    5.000%, 08/01/17                                        4,890    4,890,000
City of New York (GO) Series C
    5.000%, 08/01/26                                          500      621,520
City of New York (GO) Series G
    5.000%, 08/01/18                                        1,600    1,664,960
City of New York (GO) Series J
    5.000%, 08/01/22                                          650      764,556
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22                                        2,500    2,914,325
    5.000%, 02/15/24                                          700      849,016
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/26                                        6,890    8,573,985
New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18                                        1,000    1,056,540
Riverhead Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/15/22                                          700      720,629
                                                                   -----------
TOTAL NEW YORK                                                      22,055,531
                                                                   -----------

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
NORTH CAROLINA -- (5.9%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/21                                        1,800  $ 2,065,770
Forsyth County (GO)
    4.000%, 12/01/21                                        1,500    1,678,605
Gaston County (GO)
    5.000%, 02/01/26                                        2,500    3,094,250
Iredell County (GO) Series B
    2.500%, 02/01/24                                        2,285    2,405,602
Mecklenburg County (GO) Series B
    5.000%, 12/01/21                                        6,120    7,109,053
    5.000%, 12/01/26                                        8,430   10,654,003
North Carolina Eastern Municipal Power Agency (RB) Series
  B (NATL-IBC) (ETM)
    6.000%, 01/01/22                                          650      784,895
North Carolina State (GO) Series A
    5.000%, 06/01/22                                        6,000    7,066,260
North Carolina State (GO) Series C
    3.750%, 05/01/19                                        1,500    1,571,940
Wake County (GO)
    5.000%, 03/01/19                                        1,000    1,063,100
    5.000%, 09/01/21                                        2,250    2,595,060
                                                                   -----------
TOTAL NORTH CAROLINA                                                40,088,538
                                                                   -----------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied
  Science (RB) Series A
    5.000%, 04/01/21                                          545      614,771
                                                                   -----------
OHIO -- (4.0%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18                                          525      553,051
City of Columbus (GO) Series 1
    5.000%, 07/01/21                                        2,775    3,180,122
    5.000%, 07/01/23                                        1,875    2,256,637
City of Columbus (GO) Series A
    5.000%, 02/15/20                                          650      714,708
    2.000%, 08/15/22                                        2,000    2,068,000
    4.000%, 08/15/25                                        3,500    4,076,345
Cleveland Department of Public Utilities Division of Water
  (RB) Series T
    5.000%, 01/01/19                                        4,335    4,583,005
Ohio State (GO) Series A
    4.000%, 03/01/21                                        1,475    1,623,016
    5.000%, 09/15/24                                        2,000    2,451,120
    5.000%, 09/15/25                                        1,950    2,420,886
Ohio State (GO) Series B
    5.000%, 08/01/20                                          650      724,880

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
OHIO -- (Continued)
Ohio Water Development Authority (RB) Series C
            5.000%, 06/01/19                                 2,225  $ 2,388,293
                                                                    -----------
TOTAL OHIO                                                           27,040,063
                                                                    -----------
OKLAHOMA -- (0.3%)
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
            2.000%, 01/01/19                                 1,800    1,824,894
                                                                    -----------
OREGON -- (1.7%)
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 10/01/23                                 3,570    4,321,342
Multnomah County School District No. 1 Portland (GO)
  Series B (SCH BD GTY)
            5.000%, 06/15/23                                 1,005    1,203,066
Oregon State (GO) Series A
            5.000%, 05/01/21                                   800      913,496
Oregon State (GO) Series D
            3.000%, 05/01/20                                 2,345    2,469,660
Oregon State (GO) Series G
            5.000%, 12/01/22                                 2,050    2,441,509
                                                                    -----------
TOTAL OREGON                                                         11,349,073
                                                                    -----------
PENNSYLVANIA -- (0.6%)
Pennsylvania Economic Development Financing
  Authority (RB) Series A
            5.000%, 01/01/18                                   650      661,310
            5.000%, 07/01/19                                 3,145    3,388,140
                                                                    -----------
TOTAL PENNSYLVANIA                                                    4,049,450
                                                                    -----------
RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
            5.000%, 08/01/20                                 1,900    2,114,111
Rhode Island State (GO) Series D
            5.000%, 08/01/22                                   600      704,478
                                                                    -----------
TOTAL RHODE ISLAND                                                    2,818,589
                                                                    -----------
SOUTH CAROLINA -- (3.6%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
            4.000%, 03/01/22                                   640      718,675
Beaufort County School District (GO) Series A (SCSDE)
            5.000%, 03/01/23                                 6,000    7,155,000
Berkeley County School District (GO) Series A (SCSDE)
            5.000%, 03/01/27                                 2,500    3,133,400

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
SOUTH CAROLINA -- (Continued)
Charleston County (GO)
            5.000%, 11/01/23                                 1,000  $ 1,214,510
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/21                                   800      905,200
Clemson University (RB) Series B
            5.000%, 05/01/25                                   750      925,800
Lexington & Richland School District No. 5 (GO) (SCSDE)
            5.000%, 03/01/24                                 2,750    3,335,365
Richland County (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/26                                 1,870    2,341,951
South Carolina State (GO) Series A (ST AID WITHHLDG)
            5.000%, 10/01/23                                 3,000    3,635,340
Spartanburg County (GO) (ST AID WITHHLDG)
            5.000%, 04/01/19                                 1,210    1,290,767
                                                                    -----------
TOTAL SOUTH CAROLINA                                                 24,656,008
                                                                    -----------
TENNESSEE -- (5.4%)
City of Kingsport (GO) Series A
            5.000%, 09/01/21                                   510      586,015
Hamilton County (GO) Series B
            5.000%, 03/01/22                                 2,000    2,339,480
Maury County (GO) Series B
            5.000%, 04/01/20                                 1,205    1,327,561
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 01/01/26                                 7,165    8,890,260
(currency)  5.000%, 01/01/27
            (Pre-refunded @ $100, 1/1/18)                      290      294,913
Metropolitan Government of Nashville & Davidson County (GO)
  Series C
            5.000%, 07/01/21                                 5,000    5,717,600
Rutherford County (GO) Series B
            5.000%, 04/01/23                                 4,085    4,877,735
Shelby County (GO)
            5.000%, 04/01/25                                 5,000    6,168,300
Shelby County (GO) Series A
            5.000%, 04/01/20                                 1,500    1,654,650
Sullivan County (GO) Series A
            5.000%, 04/01/21                                 1,000    1,133,770
Sumner County (GO)
            5.000%, 06/01/21                                   650      742,124
            5.000%, 12/01/21                                   900    1,042,146
Washington County (GO) Series A
            4.000%, 06/01/26                                 1,705    1,972,191
                                                                    -----------
TOTAL TENNESSEE                                                      36,746,745
                                                                    -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (18.0%)
City of Arlington (GO)
    5.000%, 08/15/25                                         1,000  $ 1,231,620
City of Austin (GO)
    5.000%, 09/01/25                                         2,305    2,865,023
City of Dallas (GO)
    5.000%, 02/15/19                                         1,600    1,690,576
City of Dallas Waterworks & Sewer System Revenue (RB)
  Series A
    5.000%, 10/01/22                                         9,000   10,612,530
City of Frisco (GO) Series A
    5.000%, 02/15/25                                         2,000    2,455,300
City of Garland (GO) Series A
    5.000%, 02/15/24                                           400      481,568
City of Houston (GO) Series A
    5.000%, 03/01/18                                           300      307,194
City of Houston (RAN)
    4.000%, 06/29/18                                         4,000    4,114,040
City of Lubbock (GO)
    5.000%, 02/15/23                                         4,000    4,731,360
City of San Antonio (GO)
    5.000%, 02/01/20                                         2,500    2,741,850
    5.000%, 02/01/21                                         2,200    2,489,300
City of San Antonio Electric & Gas Systems Revenue (RB)
    5.000%, 02/01/24                                         9,515   11,516,100
    5.000%, 02/01/26                                         2,850    3,529,953
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
    5.000%, 02/01/19                                           310      328,681
City of Sugar Land (GO)
    5.000%, 02/15/21                                         1,050    1,188,789
Conroe Independent School District (GO) Series A (PSF-GTD)
    5.000%, 02/15/26                                         8,710   10,812,158
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/21                                           800      906,048
Dallas County Community College District (GO)
    5.000%, 02/15/23                                         7,965    9,453,897
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24                                         3,035    3,691,774
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20                                         2,460    2,740,760
Highland Park Independent School District (GO)
    5.000%, 02/15/23                                         3,120    3,717,854
Houston Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27                                         5,000    6,256,600

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
TEXAS -- (Continued)
Humble Independent School District (GO) Series A (PSF-GTD)
    2.000%, 02/15/19                                           660 $    670,421
Pflugerville Independent School District (GO) (PSF-GTD)
    4.000%, 08/15/20                                         2,000    2,170,680
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24                                         2,225    2,694,052
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20                                         1,790    1,964,883
Texas State (GO)
    5.000%, 04/01/19                                         1,150    1,226,763
    5.000%, 10/01/23                                         4,200    5,067,426
Texas Transportation Commission State Highway Fund (RB)
    5.000%, 10/01/26                                         2,400    3,009,048
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19                                           100      108,094
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25                                        10,500   13,029,240
    5.000%, 08/15/26                                         3,850    4,832,713
Ysleta Independent School District (GO) Series A (PSF-GTD)
    5.000%, 08/15/20                                           460      512,205
                                                                   ------------
TOTAL TEXAS                                                         123,148,500
                                                                   ------------
UTAH -- (1.6%)
City of American Fork (GO)
    5.000%, 05/01/26                                         1,165    1,438,810
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/22                                         3,050    3,582,042
Tooele County School District (GO) Series B (SCH BD GTY)
    5.000%, 06/01/22                                           650      762,840
Utah State (GO)
    5.000%, 07/01/22                                         1,500    1,769,475
Utah State (GO) Series C
    5.000%, 07/01/18                                         1,400    1,453,256
    5.000%, 07/01/19                                           900      968,859
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21                                           650      743,840
                                                                   ------------
TOTAL UTAH                                                           10,719,122
                                                                   ------------
VERMONT -- (0.2%)
Vermont State (GO) Series C
    4.000%, 08/15/23                                         1,300    1,498,146
                                                                   ------------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
VIRGINIA -- (5.3%)
Arlington County (GO) Series B
    5.000%, 08/15/22                                         4,830  $ 5,713,455
City of Lynchburg (GO)
    5.000%, 02/01/26                                         1,930    2,397,292
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21                                         1,040    1,191,830
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21                                           900    1,019,754
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17                                           650      650,000
City of Virginia Beach (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/15/24                                         3,000    3,697,080
Fairfax County (GO) Series A (ST AID WITHHLDG)
    3.000%, 10/01/18                                         4,000    4,099,600
    5.000%, 10/01/19                                         4,000    4,344,760
    5.000%, 10/01/23                                         4,775    5,789,353
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18                                           400      419,184
Loudoun County (GO) Series A
    5.000%, 12/01/21                                         5,000    5,805,750
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23                                           600      721,866
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20                                           200      224,926
                                                                    -----------
TOTAL VIRGINIA                                                       36,074,850
                                                                    -----------
WASHINGTON -- (5.5%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20                                           175      192,315
City of Seattle Municipal Light & Power Revenue (RB)
  Series B
    5.000%, 04/01/24                                         3,000    3,637,770
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19                                           190      205,753
City of Spokane (GO)
    5.000%, 12/01/25                                         1,165    1,439,905
Clark County School District No. 119 Battleground (GO) (SCH
  BD GTY)
    4.000%, 12/01/21                                           510      567,757
King & Snohomish Counties School District No. 417
  Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19                                         2,825    3,077,470

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
WASHINGTON -- (Continued)
King County (GO) Series A
    5.000%, 07/01/20                                           700  $   779,275
    5.000%, 12/01/25                                         1,830    2,292,203
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
    5.000%, 12/01/24                                         2,265    2,797,207
King County School District No. 414 Lake Washington (GO)
  (SCH BD GTY)
    5.000%, 12/01/22                                           925    1,098,502
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22                                         5,640    6,614,987
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22                                         2,080    2,463,094
Washington State (GO) Series 2017-A
    5.000%, 08/01/26                                         1,480    1,849,364
Washington State (GO) Series A
    5.000%, 08/01/21                                           500      574,100
Washington State (GO) Series C
    5.000%, 02/01/25                                         1,930    2,373,340
Washington State (GO) Series R-2012A
    5.000%, 07/01/19                                         1,585    1,706,268
Washington State (GO) Series R-2012C
    4.000%, 07/01/21                                           150      166,121
Washington State (GO) Series R-2013A
    5.000%, 07/01/20                                         2,775    3,089,269
Washington State (GO) Series R-2015
    5.000%, 07/01/18                                           650      674,544
Washington State (GO) Series R-2015A
    5.000%, 07/01/20                                         1,560    1,736,670
                                                                    -----------
TOTAL WASHINGTON                                                     37,335,914
                                                                    -----------
WISCONSIN -- (4.0%)
City of Janesville (GO)
    3.000%, 03/01/24                                         1,245    1,347,737
City of Milwaukee (GO)
    5.000%, 05/01/20                                         2,370    2,619,845
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19                                           100      105,980
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24                                         6,500    7,474,610
City of Oshkosh (GO) Series B
    3.000%, 12/01/23                                           650      702,514

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
 WISCONSIN -- (Continued)
 Germantown School District (GO) Series A
    5.000%, 04/01/27                                        2,200  $  2,737,768
 Oregon School District (GO)
    3.000%, 03/01/21                                        1,900     2,014,608
 Wisconsin State (GO) Series 1
    5.000%, 11/01/24                                        4,025     4,935,857
 Wisconsin State (GO) Series 2
    5.000%, 11/01/20                                          800       899,432
    5.000%, 11/01/22                                          600       710,844
 Wisconsin State (GO) Series B
    5.000%, 05/01/21                                        3,405     3,879,998
                                                                   ------------
 TOTAL WISCONSIN                                                     27,429,193
                                                                   ------------
 TOTAL MUNICIPAL BONDS                                              683,909,888
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
 (Cost $676,586,861)^^                                             $683,909,888
                                                                   ============

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds                         --    $683,909,888   --    $683,909,888
Swap Agreements**                       --       4,111,054   --       4,111,054
                                        --    ------------   --    ------------
TOTAL                                   --    $688,020,942   --    $688,020,942
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         DFA MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
 MUNICIPAL BONDS -- (100.0%)

 ALABAMA -- (0.8%)
 Alabama State (GO) Series A
    5.000%, 08/01/20                                           200  $  222,976
    5.000%, 08/01/21                                         1,000   1,147,780
    5.000%, 08/01/23                                           300     361,317
 Baldwin County (GO)
    4.000%, 05/01/20                                           610     656,482
                                                                    ----------
 TOTAL ALABAMA                                                       2,388,555
                                                                    ----------
 ALASKA -- (0.6%)
 Alaska State (GO) Series B
    5.000%, 08/01/20                                           290     321,682
 Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21                                           560     619,842
 City of Anchorage (GO) Series A
    3.000%, 09/01/22                                           765     827,133
                                                                    ----------
 TOTAL ALASKA                                                        1,768,657
                                                                    ----------
 ARIZONA -- (0.5%)
 City of Chandler (GO)
    3.000%, 07/01/20                                           550     580,993
 City of Phoenix (GO)
    4.000%, 07/01/21                                           500     554,140
 Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21                                           550     586,404
                                                                    ----------
 TOTAL ARIZONA                                                       1,721,537
                                                                    ----------
 ARKANSAS -- (1.0%)
 Arkansas State (GO)
    5.000%, 04/01/21                                           400     456,132
    5.000%, 06/15/21                                         1,250   1,434,037
    5.000%, 04/01/22                                         1,110   1,300,088
                                                                    ----------
 TOTAL ARKANSAS                                                      3,190,257
                                                                    ----------
 CALIFORNIA -- (0.1%)
 City of Los Angeles (RN)
    5.000%, 06/28/18                                           400     415,140
                                                                    ----------
 COLORADO -- (1.8%)
 City & County of Denver (GO) Series A
    5.000%, 08/01/17                                           125     125,000
 Denver City & County School District No. 1 (GO) Series B
   (ST AID WITHHLDG)
    5.000%, 12/01/24                                           550     677,946
 Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20                                           550     618,365

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
 COLORADO -- (Continued)
 Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22                                         1,140  $1,292,897
    5.000%, 12/01/24                                         2,280   2,790,994
                                                                    ----------
 TOTAL COLORADO                                                      5,505,202
                                                                    ----------
 CONNECTICUT -- (0.4%)
 Connecticut State (GO) Series E
    4.000%, 09/15/20                                           550     588,231
 Hartford County Metropolitan District (GO)
    5.000%, 03/01/19                                           600     633,000
                                                                    ----------
 TOTAL CONNECTICUT                                                   1,221,231
                                                                    ----------
 DELAWARE -- (0.8%)
 Kent County (GO)
    4.000%, 09/01/24                                           415     478,097
 New Castle County (GO)
    5.000%, 10/01/23                                         1,600   1,937,792
                                                                    ----------
 TOTAL DELAWARE                                                      2,415,889
                                                                    ----------
 DISTRICT OF COLUMBIA -- (0.4%)
 District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18                                         1,300   1,347,073
                                                                    ----------
 FLORIDA -- (2.3%)
 City of Port State Lucie (GO)
    5.000%, 07/01/20                                           420     465,011
 Flagler County (GO) (BAM)
    5.000%, 07/01/22                                           465     540,335
 Florida State Board of Education (GO) Series A
    5.000%, 06/01/18                                           725     749,817
    5.000%, 06/01/19                                           100     107,339
    5.000%, 06/01/24                                           350     427,686
 Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/19                                         1,135   1,221,169
 Miami-Dade County (GO) Series D
    5.000%, 07/01/20                                         2,000   2,222,240
 Orange County Water Utility System Revenue (RB)
    5.000%, 10/01/21                                           525     604,805
 Palm Beach County (RB)
    5.000%, 11/01/23                                           810     975,694
                                                                    ----------
 TOTAL FLORIDA                                                       7,314,096
                                                                    ----------
 GEORGIA -- (2.7%)
 Cobb County (TAN)
    2.000%, 11/30/17                                           550     552,101

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
GEORGIA -- (Continued)
Columbia County School District (GO) (ST AID WITHHLDG)
            5.000%, 04/01/20                                  1,305  $1,437,731
Georgia State (GO) Series C
            5.000%, 07/01/19                                  2,000   2,153,420
Georgia State Road & Tollway Authority (RB) (GTD)
            5.000%, 10/01/23                                  3,455   4,188,946
                                                                     ----------
TOTAL GEORGIA                                                         8,332,198
                                                                     ----------
HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
            5.000%, 10/01/23                                    150     181,077
            5.000%, 10/01/25                                    725     897,238
Hawaii County (GO) Series B
            5.000%, 09/01/18                                    420     438,472
Hawaii County (GO) Series D
            5.000%, 09/01/20                                  1,375   1,535,944
Hawaii State (GO) Series DQ
            5.000%, 06/01/19                                    300     322,017
Hawaii State (GO) Series EE
            5.000%, 11/01/20                                  1,300   1,462,019
Maui County (GO)
            5.000%, 06/01/18                                  1,560   1,613,133
                                                                     ----------
TOTAL HAWAII                                                          6,449,900
                                                                     ----------
INDIANA -- (1.0%)
Indiana University (RB) Series A
            5.000%, 06/01/21                                  2,755   3,149,929
                                                                     ----------
IOWA -- (1.1%)
City of Davenport (GO) Series C
            4.000%, 06/01/24                                  1,410   1,614,281
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)                       500     539,395
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18                                  1,115   1,153,077
                                                                     ----------
TOTAL IOWA                                                            3,306,753
                                                                     ----------
KANSAS -- (1.7%)
City of Wichita (GO) Series 811
            5.000%, 06/01/22                                    550     642,950
Johnson County (GO) Series B
            5.000%, 09/01/22                                    650     768,151
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series B
            5.000%, 10/01/23                                    750     906,862

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
KANSAS -- (Continued)
Kansas State Department of Transportation (RB) Series A
            5.000%, 09/01/17                                  1,000  $1,003,280
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20                                  1,900   2,117,512
                                                                     ----------
TOTAL KANSAS                                                          5,438,755
                                                                     ----------
KENTUCKY -- (3.0%)
Kentucky State Economic Development Finance Authority (RB)
  Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/19)                     2,300   2,459,919
Louisville & Jefferson County (GO) Series E
            5.000%, 12/01/17                                  1,065   1,079,527
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35
            (Pre-refunded @ $100, 6/1/22)                     2,200   2,584,186
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series C
            5.000%, 05/15/23                                  1,850   2,199,465
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21                                    800     893,240
                                                                     ----------
TOTAL KENTUCKY                                                        9,216,337
                                                                     ----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
            5.000%, 08/01/23                                    500     593,345
                                                                     ----------
MARYLAND -- (3.5%)
Anne Arundel County (GO)
            5.000%, 10/01/20                                    500     561,075
Baltimore County (GO)
            5.000%, 08/01/20                                    750     836,400
            5.000%, 08/01/22                                    600     708,294
Carroll County (GO)
            5.000%, 11/01/21                                    550     636,223
Harford County (GO)
            5.000%, 09/15/17                                  1,205   1,210,941
Harford County (GO) Series A
            5.000%, 09/15/20                                    570     638,850
Maryland State (GO) Series B
            4.000%, 08/01/23                                    850     978,758
Maryland State (GO) Series C
            5.000%, 11/01/19                                    915     996,874
            5.000%, 08/01/20                                    700     781,739
Maryland State (GO) Series C-2
            5.000%, 08/01/22                                  1,000   1,181,020

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MARYLAND -- (Continued)
Montgomery County (GO) Series B
            5.000%, 12/01/21                                   350  $   406,564
Washington Suburban Sanitary Commission (GO)
            5.000%, 06/01/24                                   655      803,240
Worcester County (GO) Series B
            4.000%, 08/01/21                                 1,000    1,109,300
                                                                    -----------
TOTAL MARYLAND                                                       10,849,278
                                                                    -----------
MASSACHUSETTS -- (5.1%)
City of Everett (GO)
            4.000%, 02/15/18                                 1,895    1,927,007
City of Lowell (GO) (ST AID WITHHLDG)
            4.000%, 09/01/23                                   250      285,083
City of Somerville (BAN)
            2.000%, 06/08/18                                 1,250    1,261,287
City of Springfield (GO) Series C (ST AID WITHHLDG)
            4.000%, 08/01/23                                   285      325,000
Commonwealth of Massachusetts (GO) Series A
            5.000%, 03/01/18                                 2,500    2,560,400
            5.000%, 07/01/26                                 1,250    1,560,450
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/24                                   400      495,816
Commonwealth of Massachusetts (GO) Series C
            5.000%, 08/01/20                                   100      111,520
            5.000%, 10/01/21                                 1,750    2,019,097
Massachusetts Health & Educational Facilities Authority
  (RB) Series E-2
(currency)  5.375%, 07/01/22
            (Pre-refunded @ $100, 7/1/18)                      845      879,231
Tantasqua Regional School District (GO)
            5.000%, 10/01/19                                 1,360    1,475,083
Town of Holbrook (GO)
            5.000%, 12/01/21                                   755      871,142
Town of Lexington (BAN)
            2.000%, 02/16/18                                 2,200    2,213,024
                                                                    -----------
TOTAL MASSACHUSETTS                                                  15,984,140
                                                                    -----------
MICHIGAN -- (1.2%)
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/17                                 1,055    1,067,649
            5.000%, 11/15/18                                 2,515    2,646,912
                                                                    -----------
TOTAL MICHIGAN                                                        3,714,561
                                                                    -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MINNESOTA -- (3.4%)
Bloomington Independent School District No. 271 (GO)
  Series A (SD CRED PROG)
            5.000%, 02/01/21                                 1,100  $ 1,243,440
Elk River Independent School District No. 728 (GO)
  Series A (SD CRED PROG)
            5.000%, 02/01/21                                   520      588,760
Elk River Independent School District No. 728 (GO)
  Series C (SD CRED PROG)
            5.000%, 02/01/21                                 3,000    3,396,690
Hennepin County (GO) Series B
            5.000%, 12/01/21                                   350      407,368
Lakeville Independent School District No.194 (GO)
  Series D (SD CRED PROG)
            5.000%, 02/01/18                                 1,780    1,816,899
Minnesota State (GO) Series B
            5.000%, 10/01/19                                   600      651,714
Minnesota State (GO) Series E
            5.000%, 08/01/22                                   760      897,978
State Paul Independent School District No. 625 (GO)
  Series B (SD CRED PROG)
            5.000%, 02/01/21                                 1,425    1,613,428
                                                                    -----------
TOTAL MINNESOTA                                                      10,616,277
                                                                    -----------
MISSISSIPPI -- (0.5%)
Mississippi State (GO) Series C
            5.000%, 10/01/18                                   825      864,072
            5.000%, 10/01/20                                   500      559,750
                                                                    -----------
TOTAL MISSISSIPPI                                                     1,423,822
                                                                    -----------
MISSOURI -- (1.2%)
City of O'Fallon (GO)
            5.000%, 03/01/18                                   965      988,025
Missouri State (GO) Series A
            4.000%, 10/01/17                                 2,900    2,915,109
                                                                    -----------
TOTAL MISSOURI                                                        3,903,134
                                                                    -----------
NEBRASKA -- (0.5%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21                                   700      791,910
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20                                   300      337,179
Southern Public Power District (RB)
            5.000%, 12/15/21                                   400      460,600
                                                                    -----------
TOTAL NEBRASKA                                                        1,589,689
                                                                    -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 NEVADA -- (1.7%)
 Clark County School District (GO) Series A
             5.000%, 06/15/21                                 1,250  $1,417,262
 Nevada State (GO) Series C
             5.000%, 11/01/24                                   450     550,463
 Nevada State (GO) Series D-1
             5.000%, 03/01/22                                   250     290,615
 Nevada State (RB)
             5.000%, 12/01/17                                 1,550   1,571,514
 Nevada State Highway Improvement Revenue (RB)
             4.000%, 12/01/17                                 1,000   1,010,540
 Washoe County School District (GO) Series A
             3.000%, 06/01/19                                   550     569,970
                                                                     ----------
 TOTAL NEVADA                                                         5,410,364
                                                                     ----------
 NEW HAMPSHIRE -- (1.3%)
 City of Dover (GO)
             3.000%, 06/15/20                                   610     642,257
 City of Nashua (GO)
             4.000%, 07/15/24                                   770     883,991
 City of Portsmouth (BAN)
             3.000%, 06/22/18                                 2,200   2,240,414
 New Hampshire State (GO) Series B
             5.000%, 06/01/19                                   250     268,205
                                                                     ----------
 TOTAL NEW HAMPSHIRE                                                  4,034,867
                                                                     ----------
 NEW MEXICO -- (0.6%)
 New Mexico State (GO)
             5.000%, 03/01/21                                 1,000   1,135,690
 Santa Fe County (GO)
             5.000%, 07/01/22                                   710     831,999
                                                                     ----------
 TOTAL NEW MEXICO                                                     1,967,689
                                                                     ----------
 NEW YORK -- (5.0%)
 City of New York (GO) Series 1
             3.000%, 08/01/17                                   450     450,000
 City of New York (GO) Series A
             5.000%, 08/01/17                                   500     500,000
             5.000%, 08/01/24                                   100     121,749
 City of New York (GO) Series B
             5.000%, 08/01/19                                   100     107,859
 City of New York (GO) Series E
             5.000%, 08/01/19                                   250     269,648
             5.000%, 08/01/21                                   265     303,936
 City of New York (GO) Series F
             5.000%, 08/01/21                                   450     516,118
 City of New York (GO) Series F-1
             5.000%, 06/01/21                                   825     941,927

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20
            (Pre-refunded @ $100, 11/15/17)                     370  $  374,418
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17                                  1,450   1,463,427
Middle Country Central School District (GO) (ST AID WITHHLDG)
            2.000%, 08/15/21                                    400     410,332
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20                                    760     776,211
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17                                    800     808,136
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18                                    150     153,378
            5.000%, 03/15/19                                    350     373,093
            5.000%, 03/15/21                                  1,000   1,137,520
            5.000%, 03/15/23                                    600     718,068
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22                                    800     932,584
            5.000%, 02/15/24                                    300     363,864
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19                                    250     266,495
New York State Environmental Facilities Corp. (RB) Series A
            5.000%, 12/15/17                                    170     172,608
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18                                    350     359,086
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20                                    810     893,025
            5.000%, 03/15/25                                    500     614,995
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23                                    315     324,721
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22                                    540     555,914
Town of Brookhaven (GO) Series A
            3.000%, 02/01/18                                    650     656,916
Town of Hempstead (GO) Series A
            4.000%, 04/15/18                                    650     664,111

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18                                   325  $   342,261
                                                                    -----------
TOTAL NEW YORK                                                       15,572,400
                                                                    -----------
NORTH CAROLINA -- (3.9%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19                                 3,000    3,227,160
New Hanover County (GO)
            5.000%, 02/01/23                                 1,550    1,854,079
North Carolina Eastern Municipal Power Agency (RB) Series B
  (NATL-IBC) (ETM)
            6.000%, 01/01/22                                 1,725    2,082,989
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33
            (Pre-refunded @ $100, 12/1/18)                   1,000    1,069,890
North Carolina State (GO) Series B
            5.000%, 06/01/25                                 1,405    1,750,433
North Carolina State (GO) Series D
            4.000%, 06/01/23                                   350      402,231
Wake County (GO)
            5.000%, 03/01/19                                   160      170,096
            5.000%, 09/01/21                                 1,300    1,499,368
                                                                    -----------
TOTAL NORTH CAROLINA                                                 12,056,246
                                                                    -----------
NORTH DAKOTA -- (0.6%)
City of West Fargo (GO) Series A
            5.000%, 05/01/24                                 1,150    1,371,432
North Dakota State University of Agriculture & Applied
  Science (RB) Series A
            5.000%, 04/01/21                                   500      564,010
                                                                    -----------
TOTAL NORTH DAKOTA                                                    1,935,442
                                                                    -----------
OHIO -- (2.8%)
City of Columbus (GO) Series A
            3.000%, 07/01/22                                   835      902,727
City of Columbus (GO) Series B
            5.000%, 02/15/23                                   475      566,020
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21                                   500      578,970
Ohio State (GO) Series A
            5.000%, 09/15/21                                   800      922,432
            5.000%, 08/01/22                                 1,000    1,179,420
            5.000%, 09/15/22                                   750      887,332
Ohio State (GO) Series B
            5.000%, 06/15/22                                   450      529,196

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
OHIO -- (Continued)
Ohio State (GO) Series C
           2.000%, 11/01/17                                   1,500  $1,504,455
Ohio State Water Development Authority (RB) Series A
           5.000%, 06/01/21                                   1,550   1,772,812
                                                                     ----------
TOTAL OHIO                                                            8,843,364
                                                                     ----------
OKLAHOMA -- (0.5%)
City of Tulsa (GO)
           4.000%, 03/01/18                                   1,500   1,527,165
                                                                     ----------
OREGON -- (1.4%)
City of McMinnville (GO)
           5.000%, 02/01/22                                     290     335,872
City of Portland Water System Revenue (RB) Series A
           5.000%, 04/01/21                                   1,250   1,424,925
Lane County School District No. 4J Eugene (GO) (SCH BD
  GTY)
           3.000%, 06/15/25                                     940   1,026,715
Oregon State (GO) Series E
           5.000%, 08/01/21                                     410     471,455
Oregon State (GO) Series F
           3.000%, 05/01/20                                     750     789,870
Oregon State (GO) Series L
           5.000%, 11/01/19                                     200     217,848
                                                                     ----------
TOTAL OREGON                                                          4,266,685
                                                                     ----------
PENNSYLVANIA -- (0.4%)
Berks County (GO)
           5.000%, 11/15/22                                     445     525,060
Commonwealth of Pennsylvania (GO) Series 1
           5.000%, 07/01/21                                     550     623,969
                                                                     ----------
TOTAL PENNSYLVANIA                                                    1,149,029
                                                                     ----------
RHODE ISLAND -- (1.5%)
Rhode Island State (GO) Series A
           5.000%, 08/01/19                                   1,800   1,939,230
Rhode Island State (GO) Series C
           5.000%, 08/01/17                                   2,780   2,780,000
                                                                     ----------
TOTAL RHODE ISLAND                                                    4,719,230
                                                                     ----------
SOUTH CAROLINA -- (2.4%)
Aiken County Consolidated School District (GO) Series
  A (SCSDE)
           5.000%, 03/01/20                                     770     846,107
Anderson County School District No. 4 (GO) Series A
  (SCSDE)
           5.000%, 03/01/21                                     500     565,965

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
SOUTH CAROLINA -- (Continued)
Charleston County School District (BAN) Series A (SCSDE)
            2.000%, 11/16/17                                1,800  $ 1,806,048
City of North Charleston (GO) (ST AID WITHHLDG)
            5.000%, 06/01/21                                  500      569,860
Clemson University (RB) Series B
            5.000%, 05/01/25                                  750      925,800
Lexington & Richland School District No. 5 (GO) (SCSDE)
            5.000%, 03/01/19                                1,440    1,530,633
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20                                  500      549,020
Richland County School District No. 2 (GO) Series A (SCSDE)
            5.000%, 02/01/20                                  600      657,108
                                                                   -----------
TOTAL SOUTH CAROLINA                                                 7,450,541
                                                                   -----------
TENNESSEE -- (5.3%)
Blount County (GO) Series B
            5.000%, 06/01/22                                2,635    3,088,378
City of Clarksville Water Sewer & Gas Revenue (RB)
            5.000%, 02/01/20                                  565      618,777
City of Knoxville Wastewater System Revenue (RB) Series A
            5.000%, 04/01/19                                1,825    1,945,870
City of Knoxville Wastewater System Revenue (RB) Series B
            4.000%, 04/01/22                                  310      347,135
City of Memphis (GO) Series A
            5.000%, 04/01/25                                1,250    1,537,037
Hamilton County (GO) Series B
            5.000%, 03/01/22                                1,735    2,029,499
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/22                                  650      763,380
Metropolitan Government of Nashville & Davidson County
  (GO) Series A
(currency)  5.000%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                   3,000    3,330,630
Sullivan County (GO) Series A
            5.000%, 04/01/21                                  450      510,197
Sumner County (GO)
            5.000%, 12/01/21                                  230      266,326
            5.000%, 12/01/22                                  640      757,152
Town of Collierville (GO) Series A
            5.000%, 01/01/21                                1,095    1,234,831
                                                                   -----------
TOTAL TENNESSEE                                                     16,429,212
                                                                   -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
TEXAS -- (15.9%)
Bexar County (GO)
            5.000%, 06/15/20                                   500  $  554,275
            5.000%, 06/15/21                                 1,275   1,455,948
City of Dallas (GO) Series A
            5.000%, 02/15/21                                   500     560,735
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19                                   180     191,014
City of Fort Worth Water & Sewer System Revenue (RB) Series
  A
            5.000%, 02/15/25                                 1,930   2,367,840
City of Garland (GO) Series A
            5.000%, 02/15/24                                   200     240,784
City of Houston (RAN)
            4.000%, 06/29/18                                 3,000   3,085,530
City of Houston Combined Utility System Revenue (RB)
  (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)                   5,000   5,383,750
City of Irving (GO) Series A
            5.000%, 09/15/18                                   710     742,511
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21                                   700     792,820
            5.000%, 02/01/22                                 2,025   2,354,913
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21                                   790     894,722
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24                                   500     608,200
Fort Bend Independent School District (GO) Series C
  (PSF-GTD)
            5.000%, 02/15/24                                 1,275   1,542,890
Fort Worth Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/26                                   445     551,613
Grapevine-Colleyville Independent School District (GO)
  (PSF-GTD)
            2.000%, 08/15/19                                 1,500   1,530,120
Harris County (GO) Series A
            5.000%, 10/01/19                                 1,000   1,083,270
Highland Park Independent School District (GO)
            5.000%, 02/15/23                                 2,000   2,383,240
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                 1,500   1,647,330
Houston Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/26                                   750     931,012

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TEXAS -- (Continued)
Humble Independent School District (GO) Series B
  (PSF-GTD)
              5.000%, 02/15/20                             1,000 $ 1,097,170
Katy Independent School District (GO) Series A (PSF-GTD)
              5.000%, 02/15/20                               750     822,878
              5.000%, 02/15/21                               400     451,984
Northwest Independent School District (GO) Series A
  (PSF-GTD)
              5.000%, 02/15/24                             1,000   1,209,420
Permanent University Fund - University of Texas System
  (RB) Series B
              5.000%, 07/01/20                             2,875   3,197,977
San Antonio Independent School District (GO) (PSF-GTD)
              5.000%, 02/15/20                               400     439,080
Texas State (GO)
              5.000%, 04/01/19                               250     266,688
              5.000%, 10/01/23                               375     452,449
              5.000%, 04/01/25                             2,185   2,695,547
Texas State (GO) Series A
              5.000%, 10/01/21                             1,300   1,499,329
              5.000%, 10/01/25                               845   1,048,637
Texas Transportation Commission State Highway Fund
  (RB) Series A
              5.000%, 10/01/19                             1,000   1,085,070
University of Texas System (The) (RB) Series A
              5.250%, 08/15/18                               800     836,048
University of Texas System (The) (RB) Series D
              5.000%, 08/15/21                               615     707,527
University of Texas System (The) (RB) Series J
              5.000%, 08/15/25                             3,000   3,722,640
Wylie Independent School District (GO) Series C (PSF-GTD)
              6.750%, 08/15/18                             1,000   1,060,670
                                                                 -----------
TOTAL TEXAS                                                       49,495,631
                                                                 -----------
UTAH -- (1.6%)
Alpine School District (GO) (SCH BD GTY)
              5.000%, 03/15/21                               550     626,054
Central Utah Water Conservancy District (RB) Series A
              5.000%, 10/01/20                               450     504,522
Snyderville Basin Special Recreation District (GO)
  Series B
              4.000%, 12/15/20                               540     589,739
Utah State (GO)
              5.000%, 07/01/22                               800     943,720

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
UTAH -- (Continued)
Utah State (GO) Series C
              5.000%, 07/01/18                             1,650 $ 1,712,766
Washington County School District Board of Education/ St
  George (GO) (SCH BD GTY)
              5.000%, 03/01/18                               475     486,448
                                                                 -----------
TOTAL UTAH                                                         4,863,249
                                                                 -----------
VERMONT -- (0.4%)
Vermont State (GO) Series B
              5.000%, 08/15/23                             1,000   1,210,150
VIRGINIA -- (2.3%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
              5.000%, 09/01/21                               840     965,924
              5.000%, 09/01/22                               475     560,315
City of Richmond (GO) Series A (ST AID WITHHLDG)
              5.000%, 03/01/20                             1,635   1,797,486
Loudoun County (GO) Series B (ST AID WITHHLDG)
              5.000%, 12/01/20                               550     620,279
Pittsylvania County (GO) (ST AID WITHHLDG)
              5.000%, 02/01/21                             1,830   2,063,252
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22
              (Pre-refunded @ $100, 10/1/18)               1,000   1,047,600
                                                                 -----------
TOTAL VIRGINIA                                                     7,054,856
                                                                 -----------
WASHINGTON -- (9.4%)
City of Marysville Water & Sewer Revenue (RB)
              5.000%, 04/01/20                               755     829,700
City of Seattle Drainage & Wastewater Revenue (RB)
              5.000%, 09/01/20                             1,500   1,678,965
              5.000%, 04/01/21                               445     507,104
City of Seattle Municipal Light & Power Revenue (RB)
              5.000%, 09/01/20                               650     726,505
County of Kitsap WA (GO)
              5.000%, 06/01/21                             1,455   1,653,607
King County (GO) Series A
              5.000%, 07/01/20                               265     295,011
King County (GO) Series E
              5.000%, 12/01/17                             1,000   1,013,840
King County School District No. 405 Bellevue (GO) Series
  A (SCH BD GTY)
              5.000%, 12/01/18                               500     526,990
              5.000%, 12/01/20                             1,350   1,522,975

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
 WASHINGTON -- (Continued)
 King County School District No. 411 Issaquah (GO) (SCH BD
   GTY)
             5.000%, 12/01/23                                1,440  $ 1,747,987
 King County School District No. 414 Lake Washington (GO)
   (SCH BD GTY)
             5.000%, 12/01/22                                2,000    2,375,140
 King County Sewer Revenue (RB)
             5.000%, 01/01/21                                  585      659,073
 King County Sewer Revenue (RB) Series B
             5.000%, 07/01/25                                1,305    1,611,623
 Pierce County School District No.10 Tacoma (GO) (SCH BD
   GTY)
             5.000%, 12/01/18                                  500      526,920
 Snohomish County Public Utility District No. 1 (RB)
             5.000%, 12/01/18                                  895      942,337
 Snohomish County School District No. 6 Mukilteo (GO) (SCH
   BD GTY)
             5.000%, 12/01/25                                2,000    2,478,880
 Spokane County (GO)
             5.000%, 12/01/20                                  450      503,734
 Tacoma Metropolitan Park District (GO) Series B
             5.000%, 12/01/21                                  350      404,639
 Washington Health Care Facilities Authority (RB)
 (currency)  7.375%, 03/01/38
             (Pre-refunded @ $100, 3/1/19)                   1,000    1,100,200
 Washington State (GO) Series 2013A
             5.000%, 08/01/21                                  200      229,640
 Washington State (GO) Series 2017-A
             5.000%, 08/01/26                                1,675    2,093,030
 Washington State (GO) Series A-1
             5.000%, 08/01/21                                  800      918,560
 Washington State (GO) Series B
             4.000%, 07/01/18                                1,000    1,028,710
             5.000%, 07/01/20                                  325      361,806
             5.000%, 07/01/25                                  475      587,000
 Washington State (GO) Series R-2012C
             4.000%, 07/01/21                                  100      110,747
 Washington State (GO) Series R-2013A
             5.000%, 07/01/21                                1,520    1,741,282
 Washington State (GO) Series R-2015E
             5.000%, 07/01/18                                1,005    1,042,949
                                                                    -----------
 TOTAL WASHINGTON                                                    29,218,954
                                                                    -----------
                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
WEST VIRGINIA -- (1.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
            4.000%, 05/01/20                                  250  $    267,715
West Virginia State (GO)
            4.000%, 11/01/20                                1,975     2,154,389
West Virginia State (GO) Series A
            5.000%, 06/01/19                                  550       589,738
                                                                   ------------
TOTAL WEST VIRGINIA                                                   3,011,842
                                                                   ------------
WISCONSIN -- (6.1%)
City of Janesville (GO)
            3.000%, 03/01/24                                2,000     2,165,040
City of Madison Water Utility Revenue (RB)
            5.000%, 01/01/21                                1,000     1,124,120
City of Milwaukee (GO) Series N3
            5.000%, 05/15/20                                1,000     1,106,890
Milwaukee County (GO) Series E
            2.000%, 12/01/20                                1,060     1,085,482
Milwaukee County Metropolitan Sewer District (GO) Series A
            5.000%, 10/01/25                                2,635     3,274,515
Oak Creek Franklin Joint School District (GO) Series B
            3.000%, 04/01/20                                  630       659,944
Wisconsin Health & Educational Facilities Authority (RB)
  Series A
(currency)  5.250%, 12/01/35
            (Pre-refunded @ $100, 12/3/18)                  2,500     2,638,975
Wisconsin State (GO) Series 1
            5.000%, 05/01/19                                  500       534,945
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19                                1,310     1,401,556
Wisconsin State (GO) Series 2
            5.000%, 11/01/20                                  600       674,574
            5.000%, 11/01/22                                1,400     1,658,636
Wisconsin State (GO) Series 3
            5.000%, 11/01/22                                1,800     2,132,532
Wisconsin State (GO) Series B
            5.000%, 05/01/21                                  400       455,800
                                                                   ------------
TOTAL WISCONSIN                                                      18,913,009
                                                                   ------------
TOTAL MUNICIPAL BONDS                                               310,985,680
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $307,663,631)^^                                              $310,985,680
                                                                   ============

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                     ------- ------------ ------- ------------
 Municipal Bonds                       --    $310,985,680   --    $310,985,680
                                       --    ------------   --    ------------
 TOTAL                                 --    $310,985,680   --    $310,985,680
                                       ==    ============   ==    ============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (94.4%)

Consumer Discretionary -- (16.2%)
*   1-800-Flowers.com, Inc. Class A                               600  $  5,790
    Aaron's, Inc.                                               1,222    56,554
    Adient P.L.C.                                                 403    26,384
    Adtalem Global Education, Inc.                              1,197    38,903
    Advance Auto Parts, Inc.                                      495    55,445
*   Amazon.com, Inc.                                              713   704,287
#   AMC Entertainment Holdings, Inc. Class A                    1,323    26,989
#*  AMC Networks, Inc. Class A                                    412    26,347
*   America's Car-Mart, Inc.                                      140     5,488
*   American Axle & Manufacturing Holdings, Inc.                1,414    20,842
    American Eagle Outfitters, Inc.                             3,500    41,440
#*  American Outdoor Brands Corp.                               1,129    23,336
    Aramark                                                     2,812   112,086
*   Asbury Automotive Group, Inc.                                 700    37,800
*   Ascent Capital Group, Inc. Class A                            200     3,380
#   Autoliv, Inc.                                                 600    65,034
#*  AutoNation, Inc.                                            1,520    64,418
*   AutoZone, Inc.                                                 25    13,496
#*  AV Homes, Inc.                                                469     7,527
*   Barnes & Noble Education, Inc.                                929     6,717
    Beasley Broadcast Group, Inc. Class A                         300     3,150
    Bed Bath & Beyond, Inc.                                     1,500    44,850
*   Belmond, Ltd. Class A                                       1,713    22,355
    Best Buy Co., Inc.                                          3,240   189,022
#   Big 5 Sporting Goods Corp.                                    600     6,450
#   Big Lots, Inc.                                              1,158    57,518
*   Biglari Holdings, Inc.                                         28    10,481
*   BJ's Restaurants, Inc.                                        536    18,921
    Bloomin' Brands, Inc.                                       1,659    28,916
    Bob Evans Farms, Inc.                                         400    27,672
*   Bojangles', Inc.                                            1,056    14,045
    BorgWarner, Inc.                                            1,629    76,139
*   Bright Horizons Family Solutions, Inc.                        712    56,255
    Brinker International, Inc.                                   525    18,622
    Brunswick Corp.                                             1,491    84,406
#   Buckle, Inc. (The)                                            400     6,840
*   Buffalo Wild Wings, Inc.                                      200    21,500
*   Build-A-Bear Workshop, Inc.                                   500     4,800
*   Burlington Stores, Inc.                                       364    31,679
*   Cabela's, Inc.                                                935    53,276
    Cable One, Inc.                                                82    62,312
#   CalAtlantic Group, Inc.                                     1,848    64,865
    Caleres, Inc.                                                 960    26,189
    Callaway Golf Co.                                             980    12,475
*   Cambium Learning Group, Inc.                                1,078     5,304
    Capella Education Co.                                         231    15,870
*   Career Education Corp.                                      2,500    21,025
#*  CarMax, Inc.                                                2,088   138,330
    Carnival Corp.                                              1,701   113,593
    Carriage Services, Inc.                                       300     7,317
*   Carrols Restaurant Group, Inc.                                883    10,773

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Carter's, Inc.                                                 474 $ 41,110
    Cato Corp. (The) Class A                                       700   11,907
*   Cavco Industries, Inc.                                         200   26,080
    CBS Corp. Class B                                            1,076   70,833
*   Century Communities, Inc.                                      400   10,360
*   Charter Communications, Inc. Class A                           972  380,937
#   Cheesecake Factory, Inc. (The)                                 800   38,064
    Chico's FAS, Inc.                                            2,100   19,215
#   Children's Place, Inc. (The)                                   500   52,825
#*  Chipotle Mexican Grill, Inc.                                    51   17,532
    Choice Hotels International, Inc.                              490   31,679
*   Chuy's Holdings, Inc.                                          602   14,177
    Cinemark Holdings, Inc.                                      2,138   83,168
    ClubCorp Holdings, Inc.                                      1,322   22,408
    Coach, Inc.                                                  2,142  100,974
    Columbia Sportswear Co.                                        800   48,464
    Comcast Corp. Class A                                       23,075  933,384
#   Cooper Tire & Rubber Co.                                     1,440   52,632
*   Cooper-Standard Holdings, Inc.                                 348   35,586
    Core-Mark Holding Co., Inc.                                    800   29,336
#   Cracker Barrel Old Country Store, Inc.                         400   62,180
*   Crocs, Inc.                                                    602    4,780
    Culp, Inc.                                                     300    9,000
    Dana, Inc.                                                   4,036   95,734
    Darden Restaurants, Inc.                                       764   64,084
*   Dave & Buster's Entertainment, Inc.                            961   59,688
*   Deckers Outdoor Corp.                                          400   25,944
*   Del Frisco's Restaurant Group, Inc.                            200    2,840
*   Del Taco Restaurants, Inc.                                     885   11,585
    Delphi Automotive P.L.C.                                       500   45,210
*   Denny's Corp.                                                  998   11,337
#*  Destination XL Group, Inc.                                     609    1,218
#   Dick's Sporting Goods, Inc.                                  1,296   48,393
#   Dillard's, Inc. Class A                                        821   60,606
#   DineEquity, Inc.                                               566   23,285
#*  Discovery Communications, Inc. Class A                       1,822   44,821
*   Discovery Communications, Inc. Class C                       2,337   54,055
*   DISH Network Corp. Class A                                     572   36,625
    Dollar General Corp.                                         1,755  131,906
*   Dollar Tree, Inc.                                            2,202  158,720
    Domino's Pizza, Inc.                                           205   38,233
*   Dorman Products, Inc.                                          400   31,232
    DR Horton, Inc.                                              3,620  129,198
    DSW, Inc. Class A                                              695   12,538
    Dunkin' Brands Group, Inc.                                     626   33,197
#   Entercom Communications Corp. Class A                        1,119   11,022
    Entravision Communications Corp. Class A                     1,558   10,127
    Ethan Allen Interiors, Inc.                                    800   25,640
*   EW Scripps Co. (The) Class A                                   879   17,272
#   Expedia, Inc.                                                  761  119,074
*   Express, Inc.                                                1,624    9,841
*   Fiesta Restaurant Group, Inc.                                  433    7,274
#   Finish Line, Inc. (The) Class A                                700    9,632

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
*   Five Below, Inc.                                               467 $ 22,561
    Flexsteel Industries, Inc.                                     282   15,786
#   Foot Locker, Inc.                                            1,678   79,185
    Ford Motor Co.                                              25,273  283,563
*   Fox Factory Holding Corp.                                    1,139   43,795
*   Francesca's Holdings Corp.                                   1,448   14,089
*   FTD Cos., Inc.                                                 492    9,668
#*  G-III Apparel Group, Ltd.                                    1,200   31,236
    GameStop Corp. Class A                                       2,894   62,771
    Gannett Co., Inc.                                            1,889   16,944
#   Gap, Inc. (The)                                              3,489   83,143
#   Garmin, Ltd.                                                 1,300   65,247
    General Motors Co.                                           9,839  354,007
*   Genesco, Inc.                                                  400   12,840
    Gentex Corp.                                                 4,126   70,225
*   Gentherm, Inc.                                                 750   25,088
    Genuine Parts Co.                                            1,282  108,880
#*  Global Eagle Entertainment, Inc.                             1,749    5,527
    Goodyear Tire & Rubber Co. (The)                             3,008   94,782
    Graham Holdings Co. Class B                                     45   26,658
*   Grand Canyon Education, Inc.                                   866   63,712
*   Gray Television, Inc.                                        1,180   17,582
*   Green Brick Partners, Inc.                                      52      585
    Group 1 Automotive, Inc.                                       500   29,775
    H&R Block, Inc.                                              1,384   42,212
#   Hanesbrands, Inc.                                            1,700   38,964
    Harley-Davidson, Inc.                                          848   41,272
    Hasbro, Inc.                                                   400   42,352
    Haverty Furniture Cos., Inc.                                   600   13,350
*   Helen of Troy, Ltd.                                            522   52,592
*   Hibbett Sports, Inc.                                           267    4,165
*   Hilton Grand Vacations, Inc.                                   744   27,349
    Hilton Worldwide Holdings, Inc.                                673   42,083
    Home Depot, Inc. (The)                                       2,426  362,930
    Hooker Furniture Corp.                                         200    8,440
#*  Horizon Global Corp.                                           182    2,537
*   Houghton Mifflin Harcourt Co.                                1,937   23,147
    HSN, Inc.                                                      596   23,631
*   Hyatt Hotels Corp. Class A                                     300   16,671
    ILG, Inc.                                                    1,948   51,642
*   IMAX Corp.                                                     634   13,568
*   Installed Building Products, Inc.                              475   25,555
    Interpublic Group of Cos., Inc. (The)                        3,652   78,920
*   Intrawest Resorts Holdings, Inc.                               743   17,646
#*  iRobot Corp.                                                   344   36,295
*   J Alexander's Holdings, Inc.                                   279    2,943
    Jack in the Box, Inc.                                          400   37,104
#*  JC Penney Co., Inc.                                          3,485   18,854
    John Wiley & Sons, Inc. Class A                                940   51,935
    John Wiley & Sons, Inc. Class B                                 70    3,874
*   K12, Inc.                                                      700   12,397
    KB Home                                                      1,375   31,515
*   Kirkland's, Inc.                                               474    4,432

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
#          Kohl's Corp.                                         2,523  $104,326
#          L Brands, Inc.                                         400    18,556
*          La Quinta Holdings, Inc.                             1,510    22,514
           La-Z-Boy, Inc.                                         800    27,040
*          Lakeland Industries, Inc.                              200     3,010
           LCI Industries                                         527    56,257
           Lear Corp.                                           1,021   151,302
#          Leggett & Platt, Inc.                                  460    22,163
           Lennar Corp. Class A                                 1,539    80,705
           Libbey, Inc.                                           640     5,760
*          Liberty Broadband Corp. Class A                        185    18,300
*          Liberty Broadband Corp. Class C                      1,008    99,973
*          Liberty Expedia Holdings, Inc. Class A                 248    14,148
*          Liberty Interactive Corp., QVC Group Class A         2,535    60,688
*          Liberty Media Corp.-Liberty Braves Class A              74     1,868
*          Liberty Media Corp.-Liberty Braves Class C             148     3,734
#*         Liberty Media Corp.-Liberty Formula One Class A        185     6,244
*          Liberty Media Corp.-Liberty Formula One Class C        370    13,013
*          Liberty Media Corp.-Liberty SiriusXM Class A           740    34,136
*          Liberty Media Corp.-Liberty SiriusXM Class C         1,480    68,080
*          Liberty TripAdvisor Holdings, Inc. Class A           1,193    14,018
*          Liberty Ventures Series A                              980    59,368
           Lifetime Brands, Inc.                                  500     9,475
#          Lions Gate Entertainment Corp. Class A                 969    28,489
*          Lions Gate Entertainment Corp. Class B               1,207    33,205
#          Lithia Motors, Inc. Class A                            400    41,300
*          Live Nation Entertainment, Inc.                      1,764    65,744
*          LKQ Corp.                                            3,200   110,592
           Lowe's Cos., Inc.                                    1,781   137,849
*          Lululemon Athletica, Inc.                              404    24,903
*          Lumber Liquidators Holdings, Inc.                      171     4,225
*          M/I Homes, Inc.                                        500    12,970
           Macy's, Inc.                                         3,155    74,931
*          Madison Square Garden Co. (The) Class A                309    67,894
           Marcus Corp. (The)                                     500    13,600
*          MarineMax, Inc.                                        380     5,681
           Marriott International, Inc. Class A                   760    79,184
           Marriott Vacations Worldwide Corp.                     290    33,887
#          Mattel, Inc.                                         1,400    28,028
#*         McClatchy Co. (The) Class A                             12        96
           McDonald's Corp.                                     1,637   253,964
           MDC Holdings, Inc.                                     963    33,021
(degrees)  Media General, Inc.                                    700     1,414
#          Meredith Corp.                                         800    47,560
*          Meritage Homes Corp.                                 1,000    40,750
*          Michael Kors Holdings, Ltd.                            519    18,912
*          Michaels Cos., Inc. (The)                              965    19,435
*          Modine Manufacturing Co.                             1,100    17,875
*          Mohawk Industries, Inc.                                480   119,515
#          Monro Muffler Brake, Inc.                              420    19,572
*          Motorcar Parts of America, Inc.                        400    11,188
           Movado Group, Inc.                                     300     7,380
*          MSG Networks, Inc. Class A                           1,156    24,738

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc.                                               866 $ 65,582
    National CineMedia, Inc.                                       723    5,169
*   Nautilus, Inc.                                                 477    8,395
*   Netflix, Inc.                                                  196   35,605
    New Media Investment Group, Inc.                             1,096   15,278
    New York Times Co. (The) Class A                             1,579   30,001
    Newell Brands, Inc.                                          1,357   71,541
    News Corp. Class A                                           2,450   35,060
    News Corp. Class B                                           1,868   27,460
#   Nexstar Media Group, Inc. Class A                              851   55,655
    NIKE, Inc. Class B                                           2,400  141,720
#   Nordstrom, Inc.                                              1,000   48,570
*   Norwegian Cruise Line Holdings, Ltd.                         1,620   89,213
    Nutrisystem, Inc.                                              600   33,450
*   NVR, Inc.                                                       20   52,209
*   O'Reilly Automotive, Inc.                                      176   35,957
    Office Depot, Inc.                                          10,039   58,929
#*  Ollie's Bargain Outlet Holdings, Inc.                          720   32,184
#   Omnicom Group, Inc.                                            600   47,244
*   Overstock.com, Inc.                                            300    4,800
    Oxford Industries, Inc.                                        400   25,252
#   Papa John's International, Inc.                                500   35,665
#*  Party City Holdco, Inc.                                      1,375   19,181
    Penske Automotive Group, Inc.                                2,200   95,788
#   Planet Fitness, Inc. Class A                                 1,146   25,968
#   Polaris Industries, Inc.                                       402   36,043
    Pool Corp.                                                     353   38,166
*   Priceline Group, Inc. (The)                                     67  135,910
    PulteGroup, Inc.                                             2,800   68,376
    PVH Corp.                                                      632   75,391
#   Ralph Lauren Corp.                                             227   17,173
*   Reading International, Inc. Class A                             20      319
*   Red Lion Hotels Corp.                                          600    4,290
*   Red Robin Gourmet Burgers, Inc.                                400   23,920
#   Regal Entertainment Group Class A                              600   11,412
    Rocky Brands, Inc.                                             200    2,790
    Ross Stores, Inc.                                            1,000   55,320
    Royal Caribbean Cruises, Ltd.                                1,249  141,224
    Ruth's Hospitality Group, Inc.                                 695   13,900
    Saga Communications, Inc. Class A                              133    5,167
    Salem Media Group, Inc.                                        400    2,860
#*  Sally Beauty Holdings, Inc.                                    900   18,207
    Scholastic Corp.                                               779   32,274
#   Scripps Networks Interactive, Inc. Class A                     717   62,673
#   SeaWorld Entertainment, Inc.                                 1,500   23,070
#*  Select Comfort Corp.                                           580   19,610
    Service Corp. International                                    922   32,021
*   ServiceMaster Global Holdings, Inc.                            795   34,948
    Shoe Carnival, Inc.                                            500    9,130
*   Shutterfly, Inc.                                               573   28,100
#   Signet Jewelers, Ltd.                                          533   32,598
    Sinclair Broadcast Group, Inc. Class A                       1,300   46,865
#   Sirius XM Holdings, Inc.                                     3,200   18,752

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
#   Six Flags Entertainment Corp.                                 767  $ 43,619
*   Skechers U.S.A., Inc. Class A                               1,797    50,478
    Sonic Automotive, Inc. Class A                                900    16,335
#   Sonic Corp.                                                   400     9,464
*   Sotheby's                                                     932    52,742
    Speedway Motorsports, Inc.                                  1,146    24,364
    Standard Motor Products, Inc.                                 448    22,570
    Staples, Inc.                                               7,218    73,263
    Starbucks Corp.                                             2,226   120,160
*   Steven Madden, Ltd.                                         1,023    41,943
*   Stoneridge, Inc.                                              482     7,355
    Strattec Security Corp.                                        40     1,420
    Strayer Education, Inc.                                       248    19,498
    Sturm Ruger & Co., Inc.                                       300    17,280
    Superior Industries International, Inc.                       800    15,640
    Superior Uniform Group, Inc.                                  400     8,932
*   Tandy Leather Factory, Inc.                                   300     2,655
    Target Corp.                                                2,400   136,008
*   Taylor Morrison Home Corp. Class A                             74     1,674
    TEGNA, Inc.                                                 3,339    49,517
#*  Tempur Sealy International, Inc.                              600    34,602
    Tenneco, Inc.                                                 980    54,194
*   Tesla, Inc.                                                    22     7,116
    Texas Roadhouse, Inc.                                         916    43,327
    Thor Industries, Inc.                                         840    88,494
    Tiffany & Co.                                               1,200   114,612
#   Tile Shop Holdings, Inc.                                      800    11,680
    Time Warner, Inc.                                           4,154   425,453
    Time, Inc.                                                  1,345    18,897
    TJX Cos., Inc. (The)                                          885    62,224
    Toll Brothers, Inc.                                         1,989    76,756
*   TopBuild Corp.                                                517    27,287
    Tower International, Inc.                                     500    12,350
#   Tractor Supply Co.                                            600    33,672
*   TRI Pointe Group, Inc.                                      1,600    21,280
#*  TripAdvisor, Inc.                                             300    11,706
*   tronc, Inc.                                                   128     1,635
#*  Tuesday Morning Corp.                                         600     1,110
    Tupperware Brands Corp.                                       400    24,284
    Twenty-First Century Fox, Inc. Class A                      3,307    96,234
    Twenty-First Century Fox, Inc. Class B                      2,646    75,914
*   Ulta Salon Cosmetics & Fragrance, Inc.                        200    50,242
#*  Under Armour, Inc. Class A                                    400     8,008
#*  Under Armour, Inc. Class C                                    402     7,280
*   Unifi, Inc.                                                   666    21,818
*   Universal Electronics, Inc.                                   300    20,535
#*  Urban Outfitters, Inc.                                      1,900    37,221
    Vail Resorts, Inc.                                            140    29,506
*   Vera Bradley, Inc.                                             70       706
    VF Corp.                                                      600    37,314
#   Viacom, Inc. Class A                                          120     4,860
    Viacom, Inc. Class B                                        3,991   139,366
#*  Vista Outdoor, Inc.                                           896    20,689

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
*   Visteon Corp.                                              710  $    79,193
    Walt Disney Co. (The)                                    5,800      637,594
    Wendy's Co. (The)                                        5,186       80,072
    West Marine, Inc.                                          500        6,445
    Whirlpool Corp.                                            900      160,092
*   William Lyon Homes Class A                                 674       15,239
#   Williams-Sonoma, Inc.                                    1,335       61,984
    Winmark Corp.                                               30        3,992
    Winnebago Industries, Inc.                                 478       17,590
    Wolverine World Wide, Inc.                               1,128       31,810
    Wyndham Worldwide Corp.                                    568       59,282
    Yum! Brands, Inc.                                          600       45,288
*   Zumiez, Inc.                                               696        8,839
                                                                    -----------
Total Consumer Discretionary                                         16,591,873
                                                                    -----------
Consumer Staples -- (5.9%)
    Andersons, Inc. (The)                                      550       18,948
    Archer-Daniels-Midland Co.                               1,724       72,718
#*  Avon Products, Inc.                                      6,764       24,621
#   B&G Foods, Inc.                                          1,133       41,071
#*  Blue Buffalo Pet Products, Inc.                          1,762       39,416
    Bunge, Ltd.                                              1,533      120,172
#*  Cal-Maine Foods, Inc.                                      606       23,119
#   Calavo Growers, Inc.                                       300       22,215
    Campbell Soup Co.                                        1,225       64,717
#   Casey's General Stores, Inc.                               731       78,034
*   Central Garden & Pet Co.                                   330       10,560
*   Central Garden & Pet Co. Class A                           599       18,425
#*  Chefs' Warehouse, Inc. (The)                               700       10,150
    Church & Dwight Co., Inc.                                  800       42,680
    Clorox Co. (The)                                           500       66,745
    Coca-Cola Bottling Co. Consolidated                        200       48,018
    Coca-Cola Co. (The)                                      7,448      341,416
    Colgate-Palmolive Co.                                    1,400      101,080
    Conagra Brands, Inc.                                     2,832       96,968
    Costco Wholesale Corp.                                     953      151,060
#   Coty, Inc. Class A                                       3,613       73,994
*   Darling Ingredients, Inc.                                2,800       45,556
    Dean Foods Co.                                           1,700       25,500
    Dr Pepper Snapple Group, Inc.                              627       57,157
#*  Edgewell Personal Care Co.                                 872       62,958
    Energizer Holdings, Inc.                                   533       24,555
    Estee Lauder Cos., Inc. (The) Class A                      400       39,596
*   Farmer Brothers Co.                                        500       15,575
#   Flowers Foods, Inc.                                      3,300       58,047
    Fresh Del Monte Produce, Inc.                              837       43,080
    General Mills, Inc.                                      1,144       63,675
*   Hain Celestial Group, Inc. (The)                         1,356       60,627
    Hershey Co. (The)                                          183       19,272
#   Hormel Foods Corp.                                       2,405       82,179
*   Hostess Brands, Inc.                                     1,280       19,558
*   HRG Group, Inc.                                          2,893       47,937
    Ingles Markets, Inc. Class A                               300        8,850

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
    Ingredion, Inc.                                              860 $  106,055
    Inter Parfums, Inc.                                          750     29,100
    J&J Snack Foods Corp.                                        236     31,010
    JM Smucker Co. (The)                                         754     91,913
#   John B. Sanfilippo & Son, Inc.                               200     12,864
    Kellogg Co.                                                  544     36,992
    Kimberly-Clark Corp.                                         535     65,891
    Kraft Heinz Co. (The)                                      1,729    151,218
    Kroger Co. (The)                                           3,034     74,394
    Lamb Weston Holdings, Inc.                                   380     16,712
    Lancaster Colony Corp.                                       328     40,219
*   Landec Corp.                                                 800      9,840
    McCormick & Co., Inc. Non-Voting                             500     47,650
    Medifast, Inc.                                               300     12,807
    Mondelez International, Inc. Class A                       4,103    180,614
*   Monster Beverage Corp.                                       799     42,147
    National Beverage Corp.                                      400     40,848
    Orchids Paper Products Co.                                    98      1,104
    PepsiCo, Inc.                                              2,982    347,731
*   Performance Food Group Co.                                 1,346     38,765
#*  Pilgrim's Pride Corp.                                        621     15,084
    Pinnacle Foods, Inc.                                       1,074     63,774
#*  Post Holdings, Inc.                                        1,211    100,755
    PriceSmart, Inc.                                             426     35,891
    Procter & Gamble Co. (The)                                 7,543    685,055
*   Revlon, Inc. Class A                                         505      9,873
    Sanderson Farms, Inc.                                        600     78,450
    Seaboard Corp.                                                 5     21,375
#   Snyder's-Lance, Inc.                                       1,140     39,661
    SpartanNash Co.                                              700     19,418
#   Spectrum Brands Holdings, Inc.                               286     33,016
*   Sprouts Farmers Market, Inc.                               2,195     52,834
*   SUPERVALU, Inc.                                            2,055      7,357
    Sysco Corp.                                                1,100     57,882
#   Tootsie Roll Industries, Inc.                                688     25,594
#*  TreeHouse Foods, Inc.                                        742     62,944
    Tyson Foods, Inc. Class A                                  2,000    126,720
*   United Natural Foods, Inc.                                   900     34,677
    Wal-Mart Stores, Inc.                                     10,436    834,776
#   WD-40 Co.                                                    200     21,330
    Weis Markets, Inc.                                           488     23,087
    Whole Foods Market, Inc.                                   3,104    129,623
                                                                     ----------
Total Consumer Staples                                                5,997,299
                                                                     ----------
Energy -- (5.5%)
    Adams Resources & Energy, Inc.                                49      1,862
    Anadarko Petroleum Corp.                                   1,644     75,081
    Andeavor                                                   2,607    259,475
#*  Antero Resources Corp.                                     1,594     32,868
#   Apache Corp.                                                 974     48,194
    Archrock, Inc.                                             1,611     17,640
    Baker Hughes a GE Co.                                      1,182     43,604
*   Bill Barrett Corp.                                         1,675      5,662

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Energy -- (Continued)
#   Bristow Group, Inc.                                            550 $  4,054
    Cabot Oil & Gas Corp.                                        1,458   36,260
#*  Callon Petroleum Co.                                         1,300   14,716
#*  Cheniere Energy, Inc.                                        1,072   48,454
#*  Chesapeake Energy Corp.                                      7,352   36,466
    Chevron Corp.                                                5,557  606,769
    Cimarex Energy Co.                                             161   15,944
*   Clean Energy Fuels Corp.                                     2,859    7,491
*   Concho Resources, Inc.                                         407   53,016
    ConocoPhillips                                               3,522  159,793
*   CONSOL Energy, Inc.                                          3,188   53,431
#*  Continental Resources, Inc.                                    491   16,414
#   Core Laboratories NV                                           259   26,037
#   CVR Energy, Inc.                                               700   13,237
*   Dawson Geophysical Co.                                         564    2,262
    Delek US Holdings, Inc.                                      2,421   63,212
#*  Denbury Resources, Inc.                                      3,384    4,941
    Devon Energy Corp.                                             564   18,787
#   DHT Holdings, Inc.                                             945    3,931
#*  Diamond Offshore Drilling, Inc.                              1,155   14,345
*   Diamondback Energy, Inc.                                       313   30,010
#*  Dril-Quip, Inc.                                                700   31,220
*   Eclipse Resources Corp.                                      4,372   12,285
*   Energen Corp.                                                  740   39,427
#   EnLink Midstream LLC                                         1,731   30,379
    Ensco P.L.C. Class A                                         4,005   21,186
    EOG Resources, Inc.                                          1,038   98,755
#   EQT Corp.                                                      562   35,799
*   Era Group, Inc.                                                834    7,306
*   Exterran Corp.                                                 805   22,290
    Exxon Mobil Corp.                                           10,331  826,893
#*  Forum Energy Technologies, Inc.                              1,619   21,452
#   Frank's International NV                                     1,200    9,720
*   Geospace Technologies Corp.                                    222    3,417
    Green Plains, Inc.                                             700   13,825
*   Gulfport Energy Corp.                                          926   11,686
    Halliburton Co.                                                625   26,525
*   Helix Energy Solutions Group, Inc.                           4,404   28,802
#   Helmerich & Payne, Inc.                                        600   30,372
    Hess Corp.                                                   1,926   85,784
#   HollyFrontier Corp.                                          2,283   65,842
    Kinder Morgan, Inc.                                          4,939  100,904
#*  Kosmos Energy, Ltd.                                          4,409   29,099
*   Laredo Petroleum, Inc.                                       2,249   29,147
    Marathon Oil Corp.                                           3,802   46,498
    Marathon Petroleum Corp.                                     3,606  201,900
#*  Matador Resources Co.                                          924   22,416
*   Matrix Service Co.                                             500    5,175
*   McDermott International, Inc.                                4,552   30,817
#   Murphy Oil Corp.                                             2,106   55,977
    Nabors Industries, Ltd.                                      3,694   28,481
    National Oilwell Varco, Inc.                                 2,068   67,644
*   Natural Gas Services Group, Inc.                               200    4,990

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
*   Newfield Exploration Co.                                     419 $   12,038
*   Newpark Resources, Inc.                                    1,700     14,195
#   Noble Corp. P.L.C.                                         3,107     12,428
    Noble Energy, Inc.                                         2,720     78,635
*   Oasis Petroleum, Inc.                                      3,100     24,118
    Occidental Petroleum Corp.                                 1,504     93,143
    Oceaneering International, Inc.                            1,500     38,475
*   Oil States International, Inc.                               781     19,408
    ONEOK, Inc.                                                  800     45,256
*   Par Pacific Holdings, Inc.                                   107      1,916
*   Parsley Energy, Inc. Class A                               1,362     39,879
    Patterson-UTI Energy, Inc.                                 2,320     44,869
#   PBF Energy, Inc. Class A                                   1,666     37,935
*   PDC Energy, Inc.                                             791     37,304
*   Penn Virginia Corp.                                          170      6,530
    Phillips 66                                                1,116     93,465
*   Pioneer Energy Services Corp.                              1,708      3,758
    Pioneer Natural Resources Co.                                526     85,791
*   QEP Resources, Inc.                                        2,800     23,996
#   Range Resources Corp.                                      1,088     22,968
#*  Renewable Energy Group, Inc.                               1,100     13,750
#*  REX American Resources Corp.                                 200     19,996
*   Rice Energy, Inc.                                          2,515     70,345
*   Rowan Cos. P.L.C. Class A                                  1,751     20,434
*   RSP Permian, Inc.                                          1,125     38,655
    Schlumberger, Ltd.                                         3,478    238,591
    Scorpio Tankers, Inc.                                      2,775     10,295
*   SEACOR Holdings, Inc.                                        300     10,227
*   SEACOR Marine Holdings, Inc.                                 301      4,389
    SemGroup Corp. Class A                                       784     21,207
#   Ship Finance International, Ltd.                           1,848     25,133
    SM Energy Co.                                              1,287     22,381
#*  SRC Energy, Inc.                                           1,941     16,518
*   Superior Energy Services, Inc.                             1,668     17,948
    Targa Resources Corp.                                      1,318     61,168
*   TechnipFMC P.L.C.                                          2,478     70,722
#*  Transocean, Ltd.                                           4,351     37,636
*   Unit Corp.                                                   800     14,384
#   US Silica Holdings, Inc.                                     927     27,004
    Valero Energy Corp.                                        2,944    203,048
#*  Weatherford International P.L.C.                          10,653     47,512
#*  Whiting Petroleum Corp.                                    4,054     21,283
    Williams Cos., Inc. (The)                                  1,522     48,369
    World Fuel Services Corp.                                  1,068     34,539
*   WPX Energy, Inc.                                           5,706     61,511
                                                                     ----------
Total Energy                                                          5,653,121
                                                                     ----------
Financials -- (20.7%)
    1st Source Corp.                                             440     21,604
    Affiliated Managers Group, Inc.                              300     55,749
*   Alleghany Corp.                                               80     49,067
    Allstate Corp. (The)                                       1,765    160,615
#   Ally Financial, Inc.                                       5,412    122,528

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
*   Ambac Financial Group, Inc.                                     31 $    633
    American Equity Investment Life Holding Co.                  1,496   40,063
    American Express Co.                                         3,414  290,975
    American Financial Group, Inc.                                 659   66,823
    American International Group, Inc.                           2,585  169,188
    American National Insurance Co.                                200   23,800
    Ameriprise Financial, Inc.                                   1,297  187,909
    Ameris Bancorp                                                 682   31,236
    AMERISAFE, Inc.                                                400   23,100
    AmeriServ Financial, Inc.                                      560    2,212
#   Amtrust Financial Services, Inc.                             2,572   41,152
    Aon P.L.C.                                                     551   76,132
*   Arch Capital Group, Ltd.                                       748   72,750
    Argo Group International Holdings, Ltd.                        603   36,150
    Arrow Financial Corp.                                          309   10,073
    Arthur J Gallagher & Co.                                       934   54,910
    Artisan Partners Asset Management, Inc. Class A                779   25,902
    Aspen Insurance Holdings, Ltd.                                 700   34,160
    Associated Banc-Corp                                         1,577   37,769
    Assured Guaranty, Ltd.                                       2,829  127,333
    Astoria Financial Corp.                                      1,500   30,270
    Axis Capital Holdings, Ltd.                                    400   25,832
    Baldwin & Lyons, Inc. Class B                                  400    9,360
#   Banc of California, Inc.                                     1,100   22,605
    BancFirst Corp.                                                325   34,694
*   Bancorp, Inc. (The)                                            400    3,100
    BancorpSouth, Inc.                                           1,486   44,654
    Bank Mutual Corp.                                            1,000    9,950
    Bank of America Corp.                                       29,893  721,019
#   Bank of Hawaii Corp.                                           746   62,418
    Bank of Marin Bancorp                                           22    1,466
    Bank of New York Mellon Corp. (The)                          4,015  212,915
#   Bank of the Ozarks, Inc.                                     1,538   66,365
    BankUnited, Inc.                                             1,487   51,183
    Banner Corp.                                                   400   23,108
    BB&T Corp.                                                   3,051  144,373
    Beneficial Bancorp, Inc.                                     1,319   20,576
*   Berkshire Hathaway, Inc. Class B                             2,683  469,445
    Berkshire Hills Bancorp, Inc.                                  697   25,894
    BGC Partners, Inc. Class A                                   4,175   52,647
    BlackRock, Inc.                                                529  225,634
    Blue Hills Bancorp, Inc.                                       400    7,580
#*  BofI Holding, Inc.                                             872   24,303
    BOK Financial Corp.                                            631   53,679
    Boston Private Financial Holdings, Inc.                      1,500   23,025
    Bridge Bancorp, Inc.                                           569   18,492
    Brookline Bancorp, Inc.                                      1,601   23,775
    Brown & Brown, Inc.                                          1,274   56,820
    Bryn Mawr Bank Corp.                                           500   21,225
    California First National Bancorp                                3       50
    Camden National Corp.                                          193    8,106
    Canadian Imperial Bank of Commerce                             472   40,988
    Capital Bank Financial Corp. Class A                           353   13,414

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Capital One Financial Corp.                                 2,200  $189,596
    Capitol Federal Financial, Inc.                             2,200    31,372
    Cathay General Bancorp                                      1,247    46,700
    CBOE Holdings, Inc.                                           540    51,046
    CenterState Banks, Inc.                                       971    24,265
    Central Pacific Financial Corp.                               628    19,424
    Charles Schwab Corp. (The)                                  2,157    92,535
    Chemical Financial Corp.                                      862    41,540
    Chubb, Ltd.                                                 1,263   184,979
    Cincinnati Financial Corp.                                    960    73,114
    CIT Group, Inc.                                             1,052    50,128
    Citigroup, Inc.                                             7,536   515,839
    Citizens Financial Group, Inc.                              2,622    91,980
#*  Citizens, Inc.                                              1,400    11,270
    City Holding Co.                                              400    26,252
    Clifton Bancorp, Inc.                                         214     3,572
    CME Group, Inc.                                               906   111,094
    CNO Financial Group, Inc.                                   2,500    57,200
    CoBiz Financial, Inc.                                         861    15,154
    Cohen & Steers, Inc.                                          938    37,895
    Columbia Banking System, Inc.                               1,146    45,657
    Comerica, Inc.                                              1,107    80,047
    Commerce Bancshares, Inc.                                   1,063    61,697
#   Community Bank System, Inc.                                   777    42,657
    Community Trust Bancorp, Inc.                                 250    10,800
    ConnectOne Bancorp, Inc.                                      964    21,690
#*  Cowen, Inc.                                                   469     7,504
    Crawford & Co. Class A                                        200     1,486
    Crawford & Co. Class B                                        200     1,796
#*  Credit Acceptance Corp.                                       345    85,939
*   CU Bancorp                                                    259     9,557
*   Customers Bancorp, Inc.                                       308     9,194
#   CVB Financial Corp.                                         1,760    37,910
    Diamond Hill Investment Group, Inc.                            70    13,825
    Dime Community Bancshares, Inc.                               700    14,560
    Discover Financial Services                                 2,560   156,006
    Donegal Group, Inc. Class A                                   700    10,556
*   Donnelley Financial Solutions, Inc.                           924    21,437
*   E*TRADE Financial Corp.                                     1,975    80,975
*   Eagle Bancorp, Inc.                                           535    33,411
    East West Bancorp, Inc.                                     1,423    81,083
    Eaton Vance Corp.                                           1,589    78,004
    EMC Insurance Group, Inc.                                     352     9,750
    Employers Holdings, Inc.                                      630    27,310
*   Encore Capital Group, Inc.                                    608    24,381
*   Enova International, Inc.                                     640     9,280
*   Enstar Group, Ltd.                                            200    40,520
    Enterprise Bancorp, Inc.                                      355    11,995
    Enterprise Financial Services Corp.                           498    19,696
    Erie Indemnity Co. Class A                                    300    38,238
*   Essent Group, Ltd.                                          1,071    41,148
    Evercore Partners, Inc. Class A                               735    57,808
    Everest Re Group, Ltd.                                        206    54,052

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
*   Ezcorp, Inc. Class A                                          846  $  6,599
#   FactSet Research Systems, Inc.                                200    33,444
    Fairfax Financial Holdings, Ltd.                               73    34,766
    Farmers National Banc Corp.                                 1,000    13,750
    FBL Financial Group, Inc. Class A                             500    33,950
*   FCB Financial Holdings, Inc. Class A                          548    25,838
    Federal Agricultural Mortgage Corp. Class C                   200    13,712
#   Federated Investors, Inc. Class B                           1,914    55,181
    Federated National Holding Co.                                200     3,184
    Fidelity Southern Corp.                                       491    10,340
    Fifth Third Bancorp                                         4,757   127,012
#   Financial Engines, Inc.                                       924    35,528
    Financial Institutions, Inc.                                  400    11,760
    First American Financial Corp.                              1,833    88,736
*   First BanCorp(318672706)                                    3,216    18,846
    First Bancorp(318910106)                                      600    18,780
    First Bancorp, Inc.                                           147     3,960
    First Busey Corp.                                             678    19,825
    First Citizens BancShares, Inc. Class A                       171    62,931
    First Commonwealth Financial Corp.                          1,503    19,584
    First Community Bancshares, Inc.                              398    10,834
    First Defiance Financial Corp.                                300    15,525
    First Financial Bancorp                                     1,100    28,160
#   First Financial Bankshares, Inc.                            1,130    48,872
    First Financial Corp.                                         300    13,815
    First Financial Northwest, Inc.                               100     1,641
    First Horizon National Corp.                                2,926    51,000
    First Interstate Bancsystem, Inc. Class A                     761    27,815
    First Merchants Corp.                                         541    21,878
    First Mid-Illinois Bancshares, Inc.                           449    16,429
    First Midwest Bancorp, Inc.                                 1,609    35,736
    First of Long Island Corp. (The)                              372    10,397
    First Republic Bank                                           893    89,595
    First South Bancorp, Inc.                                     400     6,884
    FirstCash, Inc.                                             1,232    71,641
*   Flagstar Bancorp, Inc.                                        971    31,616
    Flushing Financial Corp.                                      700    19,971
    FNB Corp.                                                   3,895    53,361
    FNF Group                                                   1,781    87,020
*   FNFV Group                                                  1,618    27,910
#*  Franklin Financial Network, Inc.                              266     9,190
    Franklin Resources, Inc.                                    1,502    67,260
    Fulton Financial Corp.                                      2,353    42,942
    Gain Capital Holdings, Inc.                                 1,536    10,307
*   Genworth Financial, Inc. Class A                            6,433    22,065
    German American Bancorp, Inc.                                 637    22,824
#   Glacier Bancorp, Inc.                                       1,225    42,777
*   Global Indemnity, Ltd.                                        550    21,318
    Goldman Sachs Group, Inc. (The)                             1,266   285,268
    Great Southern Bancorp, Inc.                                  200    10,390
    Great Western Bancorp, Inc.                                   612    23,874
*   Green Bancorp, Inc.                                         1,200    26,940
*   Green Dot Corp. Class A                                       880    35,411

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
#   Greenhill & Co., Inc.                                        400 $    7,400
*   Greenlight Capital Re, Ltd. Class A                          700     14,980
    Guaranty Bancorp                                             766     20,414
    Hancock Holding Co.                                        1,000     46,000
    Hanmi Financial Corp.                                        469     13,437
    Hanover Insurance Group, Inc. (The)                          600     56,916
    Hartford Financial Services Group, Inc. (The)              2,653    145,915
    HCI Group, Inc.                                              253     11,408
    Heartland Financial USA, Inc.                                493     23,220
    Heritage Commerce Corp.                                    1,100     15,279
    Heritage Financial Corp.                                     600     16,320
    Heritage Insurance Holdings, Inc.                            500      6,305
    Hilltop Holdings, Inc.                                     1,349     33,765
    Hingham Institution for Savings                               55      9,729
    Home Bancorp, Inc.                                           200      8,104
    Home BancShares, Inc.                                      2,400     59,520
*   HomeStreet, Inc.                                             443     11,629
*   HomeTrust Bancshares, Inc.                                   362      8,742
    Hope Bancorp, Inc.                                         2,631     46,385
    Horace Mann Educators Corp.                                  700     25,830
    Horizon Bancorp                                              750     19,777
    Houlihan Lokey, Inc.                                         546     20,300
    Huntington Bancshares, Inc.                                6,756     89,517
    Iberiabank Corp.                                             700     56,595
    Independent Bank Corp.                                       273     19,479
    Independent Bank Group, Inc.                                 162      9,777
    Infinity Property & Casualty Corp.                           135     13,507
#   Interactive Brokers Group, Inc. Class A                    1,364     54,628
    Intercontinental Exchange, Inc.                            2,620    174,780
    International Bancshares Corp.                             1,357     48,038
*   INTL. FCStone, Inc.                                          347     13,578
    Invesco, Ltd.                                              3,081    107,126
    Investment Technology Group, Inc.                            884     19,510
    Investors Bancorp, Inc.                                    3,305     43,890
    James River Group Holdings, Ltd.                             377     15,140
*   Janus Henderson Group P.L.C.                               1,226     41,059
    JPMorgan Chase & Co.                                      16,007  1,469,443
    Kearny Financial Corp.                                       836     12,206
    Kemper Corp.                                                 900     35,325
    KeyCorp                                                    4,291     77,410
*   Ladenburg Thalmann Financial Services, Inc.                4,900     11,172
    Lakeland Bancorp, Inc.                                       482      9,327
    Lakeland Financial Corp.                                     312     14,352
    Lazard, Ltd. Class A                                         504     23,542
    LegacyTexas Financial Group, Inc.                            571     22,109
#   Legg Mason, Inc.                                             979     39,170
*   LendingClub Corp.                                          3,898     19,763
    Leucadia National Corp.                                    1,145     29,804
    Lincoln National Corp.                                     1,414    103,307
    Loews Corp.                                                2,000     97,360
    LPL Financial Holdings, Inc.                               1,776     81,270
    M&T Bank Corp.                                               388     63,302
    Macatawa Bank Corp.                                        1,032      9,959

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Maiden Holdings, Ltd.                                       1,300  $ 14,430
    MainSource Financial Group, Inc.                              700    24,458
*   Markel Corp.                                                   99   106,079
    MarketAxess Holdings, Inc.                                    270    54,780
    Marlin Business Services Corp.                                499    12,974
    Marsh & McLennan Cos., Inc.                                 1,377   107,365
    MB Financial, Inc.                                            904    36,974
    Mercantile Bank Corp.                                         440    14,001
#   Mercury General Corp.                                         740    44,319
    Meridian Bancorp, Inc.                                        806    14,226
    Meta Financial Group, Inc.                                    224    15,971
    MetLife, Inc.                                               2,211   121,605
*   MGIC Investment Corp.                                       3,800    44,346
    MidSouth Bancorp, Inc.                                         72       810
    Moelis & Co. Class A                                          197     8,057
    Moody's Corp.                                                 201    26,458
    Morgan Stanley                                              5,601   262,687
    Morningstar, Inc.                                             400    33,028
    MSCI, Inc.                                                    412    44,887
    Nasdaq, Inc.                                                1,199    89,170
    National Bank Holdings Corp. Class A                          600    20,478
    National General Holdings Corp.                             1,033    21,910
    National Western Life Group, Inc. Class A                      77    25,917
#*  Nationstar Mortgage Holdings, Inc.                            628    11,197
    Navient Corp.                                               5,134    75,726
    Navigators Group, Inc. (The)                                  400    22,800
    NBT Bancorp, Inc.                                           1,078    38,959
    Nelnet, Inc. Class A                                          700    34,363
#   New York Community Bancorp, Inc.                            2,268    29,779
    NewStar Financial, Inc.                                       868     9,496
*   NMI Holdings, Inc. Class A                                  1,550    18,290
    Northern Trust Corp.                                        1,080    94,511
    Northfield Bancorp, Inc.                                      524     8,798
    Northwest Bancshares, Inc.                                  2,350    37,835
    OceanFirst Financial Corp.                                    176     4,766
    OFG Bancorp                                                 1,147    11,527
    Old National Bancorp                                        2,280    37,164
    Old Republic International Corp.                            3,200    62,784
    OM Asset Management P.L.C.                                  1,473    22,198
    OneBeacon Insurance Group, Ltd. Class A                       140     2,565
#*  OneMain Holdings, Inc.                                      1,724    46,100
    Oritani Financial Corp.                                       742    12,317
    Pacific Continental Corp.                                     357     9,068
*   Pacific Premier Bancorp, Inc.                                 497    17,842
    PacWest Bancorp                                               768    36,879
    Park National Corp.                                           340    33,582
    Park Sterling Corp.                                         1,122    13,038
    Peapack Gladstone Financial Corp.                             234     7,317
    Penns Woods Bancorp, Inc.                                      71     3,042
*   PennyMac Financial Services, Inc. Class A                     635    11,049
    People's United Financial, Inc.                             3,659    63,813
    Peoples Bancorp, Inc.                                         486    15,844
*   PHH Corp.                                                   1,109    15,282

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Pinnacle Financial Partners, Inc.                             944  $ 60,322
    PNC Financial Services Group, Inc. (The)                    1,300   167,440
    Popular, Inc.                                               1,538    64,811
#*  PRA Group, Inc.                                             1,000    39,200
    Preferred Bank                                                400    22,460
    Primerica, Inc.                                             1,219    98,800
    Principal Financial Group, Inc.                             2,598   173,416
    ProAssurance Corp.                                            675    41,715
    Progressive Corp. (The)                                     2,651   124,942
    Prosperity Bancshares, Inc.                                 1,062    68,074
    Provident Financial Services, Inc.                          1,200    31,824
    Prudential Financial, Inc.                                  1,200   135,876
    Radian Group, Inc.                                          1,100    19,162
    Raymond James Financial, Inc.                               1,029    85,603
    Regions Financial Corp.                                     7,696   112,362
    Reinsurance Group of America, Inc.                            370    51,874
    RenaissanceRe Holdings, Ltd.                                  419    61,555
    Renasant Corp.                                                805    34,124
    Republic Bancorp, Inc. Class A                                500    17,950
    RLI Corp.                                                     620    35,997
    S&P Global, Inc.                                              500    76,795
    S&T Bancorp, Inc.                                             700    26,516
    Safety Insurance Group, Inc.                                  300    21,285
    Sandy Spring Bancorp, Inc.                                    600    24,024
*   Santander Consumer USA Holdings, Inc.                       4,502    57,671
*   Seacoast Banking Corp. of Florida                             520    12,152
    SEI Investments Co.                                           664    37,523
#   Selective Insurance Group, Inc.                             1,010    51,156
#   ServisFirst Bancshares, Inc.                                1,167    42,409
*   Signature Bank                                                442    61,252
    Simmons First National Corp. Class A                          612    33,385
*   SLM Corp.                                                   6,827    75,643
    South State Corp.                                             300    25,125
    Southside Bancshares, Inc.                                    151     5,244
    State Auto Financial Corp.                                    700    18,053
    State Bank Financial Corp.                                    562    15,427
    State National Cos., Inc.                                     654    13,656
    State Street Corp.                                          1,094   101,994
    Sterling Bancorp                                            1,893    43,728
    Stewart Information Services Corp.                            400    15,720
*   Stifel Financial Corp.                                        975    49,579
    Stock Yards Bancorp, Inc.                                     450    16,132
    Stonegate Bank                                                313    14,570
    Sun Bancorp, Inc.                                             600    14,610
    SunTrust Banks, Inc.                                        1,772   101,518
*   SVB Financial Group                                           400    71,376
    Synchrony Financial                                         5,569   168,852
    Synovus Financial Corp.                                     1,727    75,090
    T Rowe Price Group, Inc.                                    2,153   178,096
    TCF Financial Corp.                                         2,700    42,552
#   TD Ameritrade Holding Corp.                                 1,185    54,190
*   Texas Capital Bancshares, Inc.                                498    39,018
    TFS Financial Corp.                                         1,798    28,732

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
*   Third Point Reinsurance, Ltd.                             1,349 $    19,628
    Tompkins Financial Corp.                                    305      24,007
    Torchmark Corp.                                             908      71,705
    Towne Bank                                                  721      22,567
    Travelers Cos., Inc. (The)                                2,408     308,441
    Trico Bancshares                                            166       6,125
*   TriState Capital Holdings, Inc.                             689      15,847
    TrustCo Bank Corp. NY                                     2,597      21,555
    Trustmark Corp.                                           1,251      39,982
    U.S. Bancorp.                                             8,200     432,796
    UMB Financial Corp.                                         600      41,796
    Umpqua Holdings Corp.                                     3,092      57,326
    Union Bankshares Corp.                                    1,129      34,875
    Union Bankshares, Inc.                                       64       2,806
    United Bankshares, Inc.                                   1,617      55,786
    United Community Banks, Inc.                              1,409      39,114
    United Financial Bancorp, Inc.                            1,084      19,610
    United Fire Group, Inc.                                     450      20,304
    Universal Insurance Holdings, Inc.                        1,300      31,005
    Univest Corp. of Pennsylvania                               423      12,901
    Unum Group                                                1,831      91,788
    Validus Holdings, Ltd.                                    1,219      65,570
    Valley National Bancorp                                   3,339      39,667
#   Virtu Financial, Inc. Class A                               605      10,013
    Voya Financial, Inc.                                        600      23,544
#   Waddell & Reed Financial, Inc. Class A                      652      13,477
*   Walker & Dunlop, Inc.                                       600      30,150
    Washington Federal, Inc.                                  1,280      42,816
    Washington Trust Bancorp, Inc.                              217      11,816
    Waterstone Financial, Inc.                                  597      11,253
    Webster Financial Corp.                                   1,325      68,807
    Wells Fargo & Co.                                        22,366   1,206,422
    WesBanco, Inc.                                              723      27,640
    Westamerica Bancorporation                                  530      29,002
*   Western Alliance Bancorp                                  1,457      73,404
    Western New England Bancorp, Inc.                           215       2,139
    Westwood Holdings Group, Inc.                               267      15,740
    White Mountains Insurance Group, Ltd.                       100      86,460
    Willis Towers Watson P.L.C.                                 604      89,924
    Wintrust Financial Corp.                                    671      50,533
#   WisdomTree Investments, Inc.                                936       9,772
    WR Berkley Corp.                                          1,300      89,661
    WSFS Financial Corp.                                        400      18,060
    XL Group, Ltd.                                            1,523      67,621
    Zions Bancorporation                                      1,243      56,333
                                                                    -----------
Total Financials                                                     21,124,163
                                                                    -----------
Industrials -- (15.5%)
    3M Co.                                                    1,300     261,521
    AAON, Inc.                                                  740      25,012
    AAR Corp.                                                   800      29,920
    ABM Industries, Inc.                                        800      35,696
*   ACCO Brands Corp.                                         1,859      21,657

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Actuant Corp. Class A                                         579  $ 14,012
    Acuity Brands, Inc.                                           145    29,384
    Advanced Drainage Systems, Inc.                               748    15,371
*   Advisory Board Co. (The)                                      500    28,100
*   AECOM                                                       2,469    78,761
*   Aegion Corp.                                                  700    16,758
*   Aerojet Rocketdyne Holdings, Inc.                           1,200    28,140
*   Aerovironment, Inc.                                           400    15,116
    AGCO Corp.                                                  1,465   105,685
    Air Lease Corp.                                             1,800    71,244
*   Air Transport Services Group, Inc.                          1,467    35,736
    Aircastle, Ltd.                                               872    20,527
    Alamo Group, Inc.                                             200    18,602
    Alaska Air Group, Inc.                                      2,200   187,506
    Albany International Corp. Class A                            486    26,001
    Allegiant Travel Co.                                          200    25,850
    Allegion P.L.C.                                               469    38,102
    Allison Transmission Holdings, Inc.                         1,553    58,703
    Altra Industrial Motion Corp.                                 800    35,640
    AMERCO                                                        151    58,673
    American Airlines Group, Inc.                               1,620    81,713
#   American Railcar Industries, Inc.                             600    22,062
*   American Woodmark Corp.                                       490    48,093
    AMETEK, Inc.                                                1,631   100,437
    AO Smith Corp.                                                392    20,992
#   Apogee Enterprises, Inc.                                      600    31,254
    Applied Industrial Technologies, Inc.                         900    50,850
    ArcBest Corp.                                                 600    16,680
    Arconic, Inc.                                               2,616    64,851
    Argan, Inc.                                                   429    27,649
*   Armstrong Flooring, Inc.                                      464     8,055
*   Armstrong World Industries, Inc.                              549    26,654
    Astec Industries, Inc.                                        500    25,135
*   Astronics Corp.                                               553    16,175
#*  Astronics Corp. Class B                                        33       968
*   Atlas Air Worldwide Holdings, Inc.                            450    26,730
#*  Avis Budget Group, Inc.                                     1,155    35,551
    AZZ, Inc.                                                     600    30,420
*   Babcock & Wilcox Enterprises, Inc.                            600     6,300
    Barnes Group, Inc.                                            920    55,366
    Barrett Business Services, Inc.                               222    12,217
*   Beacon Roofing Supply, Inc.                                   828    38,030
*   BMC Stock Holdings, Inc.                                      664    14,608
    Boeing Co. (The)                                            1,200   290,952
    Brady Corp. Class A                                           700    23,240
    Briggs & Stratton Corp.                                       600    14,052
    Brink's Co. (The)                                             997    77,916
*   Builders FirstSource, Inc.                                  1,800    28,206
    BWX Technologies, Inc.                                      1,200    63,216
*   CAI International, Inc.                                       600    15,738
    Carlisle Cos., Inc.                                           500    48,795
*   Casella Waste Systems, Inc. Class A                           700    11,746
    Caterpillar, Inc.                                           2,139   243,739

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   CBIZ, Inc.                                                  1,100  $ 16,335
    CECO Environmental Corp.                                      396     3,825
#   CH Robinson Worldwide, Inc.                                   500    32,800
#   Chicago Bridge & Iron Co. NV                                1,224    22,938
#   Cintas Corp.                                                  400    53,940
    CIRCOR International, Inc.                                    300    15,018
*   Clean Harbors, Inc.                                           818    46,462
*   Colfax Corp.                                                1,510    62,333
    Columbus McKinnon Corp.                                       500    12,900
    Comfort Systems USA, Inc.                                     600    19,980
*   Continental Building Products, Inc.                           700    15,400
    Copa Holdings SA Class A                                      293    36,760
*   Copart, Inc.                                                1,460    45,975
    Costamare, Inc.                                             3,232    20,782
#   Covanta Holding Corp.                                       2,083    31,453
*   Covenant Transportation Group, Inc. Class A                   115     2,156
    CRA International, Inc.                                       300    11,643
    Crane Co.                                                     900    67,950
*   CSW Industrials, Inc.                                         395    15,425
    CSX Corp.                                                   5,500   271,370
    Cubic Corp.                                                   600    28,590
    Cummins, Inc.                                                 708   118,873
    Curtiss-Wright Corp.                                        1,000    96,420
    Deere & Co.                                                   990   126,997
    Delta Air Lines, Inc.                                       5,029   248,231
    Deluxe Corp.                                                1,190    85,918
*   DigitalGlobe, Inc.                                          1,670    58,283
    Donaldson Co., Inc.                                           800    37,992
    Douglas Dynamics, Inc.                                        619    19,684
    Dover Corp.                                                 1,331   111,804
*   Ducommun, Inc.                                                430    12,453
    Dun & Bradstreet Corp. (The)                                  214    23,703
*   DXP Enterprises, Inc.                                         200     5,718
#*  Dycom Industries, Inc.                                        456    41,314
    Eastern Co. (The)                                             142     4,132
    Eaton Corp. P.L.C.                                          1,633   127,782
*   Echo Global Logistics, Inc.                                   400     5,460
    EMCOR Group, Inc.                                           1,300    87,750
    Emerson Electric Co.                                        1,715   102,231
    Encore Wire Corp.                                             400    17,840
    EnerSys                                                       694    50,155
*   Engility Holdings, Inc.                                       679    19,806
    Ennis, Inc.                                                   600    11,550
    EnPro Industries, Inc.                                        400    30,808
    Equifax, Inc.                                                 500    72,720
    ESCO Technologies, Inc.                                       400    24,680
*   Esterline Technologies Corp.                                  400    38,600
#   Expeditors International of Washington, Inc.                  700    41,216
    Exponent, Inc.                                                289    18,843
#   Fastenal Co.                                                  600    25,776
    Federal Signal Corp.                                          800    14,800
    FedEx Corp.                                                 1,366   284,169
#   Flowserve Corp.                                               901    37,058

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Fluor Corp.                                                 1,040  $ 45,167
    Fortune Brands Home & Security, Inc.                          945    62,058
    Forward Air Corp.                                             500    25,915
    Franklin Electric Co., Inc.                                   719    29,048
*   FTI Consulting, Inc.                                          920    30,185
#   GATX Corp.                                                  1,007    62,263
*   Generac Holdings, Inc.                                      1,531    55,070
    General Cable Corp.                                         1,000    19,300
    General Dynamics Corp.                                        723   141,947
*   Genesee & Wyoming, Inc. Class A                               800    52,128
*   Gibraltar Industries, Inc.                                    800    23,880
    Global Brass & Copper Holdings, Inc.                          441    14,134
    Gorman-Rupp Co. (The)                                         625    18,888
    Graco, Inc.                                                   600    69,624
    Granite Construction, Inc.                                    700    34,314
*   Great Lakes Dredge & Dock Corp.                             1,000     3,950
    Greenbrier Cos., Inc. (The)                                   700    31,500
    Griffon Corp.                                               1,100    22,550
    H&E Equipment Services, Inc.                                  375     8,464
*   Harsco Corp.                                                  942    14,554
*   Hawaiian Holdings, Inc.                                     1,100    45,540
*   HD Supply Holdings, Inc.                                      815    26,479
    Healthcare Services Group, Inc.                               400    20,900
#   Heartland Express, Inc.                                     1,500    31,695
    HEICO Corp.                                                   522    41,953
    HEICO Corp. Class A                                           888    63,092
    Heidrick & Struggles International, Inc.                      400     7,240
*   Herc Holdings, Inc.                                           597    27,092
*   Heritage-Crystal Clean, Inc.                                   99     1,861
    Herman Miller, Inc.                                           900    30,307
#*  Hertz Global Holdings, Inc.                                   404     5,523
    Hexcel Corp.                                                1,373    70,256
*   Hill International, Inc.                                      900     4,545
    Hillenbrand, Inc.                                           1,630    58,680
    HNI Corp.                                                     649    24,500
    Honeywell International, Inc.                               1,737   236,440
*   Hub Group, Inc. Class A                                       700    23,835
    Hubbell, Inc.                                                 764    90,756
*   Hudson Technologies, Inc.                                   1,343    10,865
    Huntington Ingalls Industries, Inc.                           318    65,543
*   Huron Consulting Group, Inc.                                  413    14,662
    Hyster-Yale Materials Handling, Inc.                          300    21,258
*   ICF International, Inc.                                       350    15,838
    IDEX Corp.                                                    432    50,345
    Illinois Tool Works, Inc.                                     635    89,351
    Ingersoll-Rand P.L.C.                                       1,215   106,774
*   InnerWorkings, Inc.                                           640     7,546
    Insperity, Inc.                                               400    30,200
    Insteel Industries, Inc.                                      400    10,528
    Interface, Inc.                                             1,285    24,351
    ITT, Inc.                                                   1,500    61,500
    Jacobs Engineering Group, Inc.                                800    42,176
    JB Hunt Transport Services, Inc.                              691    62,681

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   JetBlue Airways Corp.                                       4,746  $104,080
    John Bean Technologies Corp.                                  300    27,720
    Johnson Controls International P.L.C.                       2,378    92,623
    Kadant, Inc.                                                  234    18,264
    Kaman Corp.                                                   600    30,672
    Kansas City Southern                                        1,000   103,190
    KAR Auction Services, Inc.                                  2,097    88,158
#   KBR, Inc.                                                   1,821    27,169
    Kelly Services, Inc. Class A                                  632    14,075
    Kennametal, Inc.                                              610    22,509
*   KEYW Holding Corp. (The)                                    1,151    10,163
    Kforce, Inc.                                                  856    16,007
    Kimball International, Inc. Class B                           858    14,303
*   Kirby Corp.                                                 1,000    60,900
*   KLX, Inc.                                                     799    41,484
    Knight Transportation, Inc.                                 1,689    60,213
    Knoll, Inc.                                                   628    12,158
    Korn/Ferry International                                      806    26,961
#*  Kratos Defense & Security Solutions, Inc.                   1,538    16,926
    L3 Technologies, Inc.                                         400    69,988
    Landstar System, Inc.                                         400    33,260
*   Lawson Products, Inc.                                         185     4,264
#   Lennox International, Inc.                                    260    44,460
    Lincoln Electric Holdings, Inc.                               356    31,065
    Lindsay Corp.                                                 100     9,167
    Lockheed Martin Corp.                                         482   140,807
*   Lydall, Inc.                                                  400    19,800
    Macquarie Infrastructure Corp.                                369    27,974
*   Manitowoc Co., Inc. (The)                                   2,048    11,694
    ManpowerGroup, Inc.                                           888    95,149
    Marten Transport, Ltd.                                      1,500    23,925
    Masco Corp.                                                   985    37,558
*   Masonite International Corp.                                  377    29,274
*   MasTec, Inc.                                                1,477    68,237
*   Mastech Digital, Inc.                                          55       519
    Matson, Inc.                                                1,017    28,679
    Matthews International Corp. Class A                          500    32,775
    McGrath RentCorp                                              700    24,871
*   Mercury Systems, Inc.                                         605    26,566
*   Meritor, Inc.                                               1,540    26,611
*   Middleby Corp. (The)                                          200    26,136
*   Milacron Holdings Corp.                                       595    10,698
    Miller Industries, Inc.                                       300     7,830
*   Mistras Group, Inc.                                            69     1,390
    Mobile Mini, Inc.                                             781    24,055
*   Moog, Inc. Class A                                            700    52,024
*   MRC Global, Inc.                                              900    14,706
    MSA Safety, Inc.                                              567    45,451
    MSC Industrial Direct Co., Inc. Class A                       689    49,064
    Mueller Industries, Inc.                                    1,118    35,217
    Mueller Water Products, Inc. Class A                        3,445    39,962
    Multi-Color Corp.                                             432    34,776
*   MYR Group, Inc.                                               619    19,690

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   Navigant Consulting, Inc.                                   1,100  $ 18,623
#*  Navistar International Corp.                                  842    25,908
*   NCI Building Systems, Inc.                                  1,506    27,108
    Nielsen Holdings P.L.C.                                     1,864    80,171
    NN, Inc.                                                      277     7,673
    Nordson Corp.                                                 404    51,308
    Norfolk Southern Corp.                                      1,661   186,995
    Northrop Grumman Corp.                                        328    86,307
*   NOW, Inc.                                                   1,167    18,590
    Old Dominion Freight Line, Inc.                             1,019    97,732
    Omega Flex, Inc.                                              169    10,147
*   On Assignment, Inc.                                         1,100    54,175
    Orbital ATK, Inc.                                             725    74,080
    Oshkosh Corp.                                               1,336    91,997
    Owens Corning                                               1,356    90,920
    PACCAR, Inc.                                                1,770   121,156
*   PAM Transportation Services, Inc.                             144     2,524
    Park-Ohio Holdings Corp.                                      200     7,950
    Parker-Hannifin Corp.                                         563    93,447
*   Patrick Industries, Inc.                                      325    24,732
    Pentair P.L.C.                                              1,255    79,153
*   PGT Innovations, Inc.                                         957    12,441
    Pitney Bowes, Inc.                                          1,237    19,470
*   Ply Gem Holdings, Inc.                                        869    15,208
    Powell Industries, Inc.                                       300     9,555
    Preformed Line Products Co.                                   191     9,306
    Primoris Services Corp.                                     1,216    30,303
#*  Proto Labs, Inc.                                              146    10,789
    Quad/Graphics, Inc.                                           200     4,492
    Quanex Building Products Corp.                              1,000    21,500
*   Quanta Services, Inc.                                       2,117    71,406
    Raven Industries, Inc.                                        600    20,640
    Raytheon Co.                                                  800   137,416
*   RBC Bearings, Inc.                                            300    31,002
*   RCM Technologies, Inc.                                        400     2,128
    Regal Beloit Corp.                                            637    53,094
    Republic Services, Inc.                                     1,918   123,174
    Resources Connection, Inc.                                    699     9,332
*   Rexnord Corp.                                               1,378    31,914
    Robert Half International, Inc.                               946    42,806
    Rockwell Automation, Inc.                                     500    82,515
    Rockwell Collins, Inc.                                        672    71,588
#   Rollins, Inc.                                                 790    34,294
    Roper Technologies, Inc.                                      300    69,738
*   RPX Corp.                                                     330     4,511
*   Rush Enterprises, Inc. Class A                                750    32,347
    Ryder System, Inc.                                          1,300    94,588
*   Saia, Inc.                                                    450    24,458
#*  Sensata Technologies Holding NV                             1,542    69,575
    Simpson Manufacturing Co., Inc.                               700    31,003
    SkyWest, Inc.                                                 900    32,850
#   Snap-on, Inc.                                                 500    77,100
    Southwest Airlines Co.                                      4,289   238,082

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   SP Plus Corp.                                                 500  $ 16,350
    Spirit Aerosystems Holdings, Inc. Class A                   1,192    72,033
*   Spirit Airlines, Inc.                                       1,077    41,841
*   SPX Corp.                                                     546    15,026
*   SPX FLOW, Inc.                                                909    32,233
    Standex International Corp.                                   300    28,785
    Stanley Black & Decker, Inc.                                  785   110,442
    Steelcase, Inc. Class A                                     1,700    23,205
*   Stericycle, Inc.                                              300    23,124
    Sun Hydraulics Corp.                                          462    19,108
#*  Swift Transportation Co.                                    1,700    43,350
#*  Team, Inc.                                                    500     7,175
*   Teledyne Technologies, Inc.                                   600    81,804
    Tennant Co.                                                   300    22,665
    Terex Corp.                                                 1,300    51,181
    Tetra Tech, Inc.                                            1,000    47,450
    Textron, Inc.                                               2,314   113,687
*   Thermon Group Holdings, Inc.                                  500     8,935
    Timken Co. (The)                                            1,100    50,050
    Titan International, Inc.                                   1,177    15,007
    Toro Co. (The)                                                800    56,872
#   TransDigm Group, Inc.                                         145    40,910
*   Trex Co., Inc.                                                444    33,393
*   TriMas Corp.                                                  456    11,104
*   TriNet Group, Inc.                                          1,124    39,340
    Trinity Industries, Inc.                                    3,426    93,907
    Triton International, Ltd.                                    900    32,454
    Triumph Group, Inc.                                           859    21,990
*   TrueBlue, Inc.                                                575    14,691
*   Tutor Perini Corp.                                            700    18,620
    UniFirst Corp.                                                240    34,140
    Union Pacific Corp.                                         2,902   298,790
*   United Continental Holdings, Inc.                           2,770   187,474
    United Parcel Service, Inc. Class B                         1,300   143,377
*   United Rentals, Inc.                                          839    99,807
    United Technologies Corp.                                   2,792   331,047
*   Univar, Inc.                                                  886    27,501
    Universal Forest Products, Inc.                               400    33,540
    Universal Logistics Holdings, Inc.                            325     4,729
    US Ecology, Inc.                                              400    20,760
#*  USG Corp.                                                   1,543    41,723
    Valmont Industries, Inc.                                      342    52,223
*   Vectrus, Inc.                                                 240     8,162
*   Verisk Analytics, Inc.                                        650    56,719
*   Veritiv Corp.                                                 273    10,142
    Viad Corp.                                                    600    32,130
*   Virco Manufacturing Corp.                                     285     1,553
#   Wabash National Corp.                                       1,350    25,758
*   WABCO Holdings, Inc.                                          200    27,514
#   Wabtec Corp.                                                  600    45,216
    Waste Management, Inc.                                      1,386   104,158
    Watsco, Inc.                                                  210    31,662
    Watts Water Technologies, Inc. Class A                        269    17,324

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
#*  Welbilt, Inc.                                             1,448 $    28,222
    Werner Enterprises, Inc.                                  1,700      50,405
*   Wesco Aircraft Holdings, Inc.                               781       8,474
*   WESCO International, Inc.                                   649      33,261
    West Corp.                                                1,008      23,557
    Woodward, Inc.                                              600      41,964
#   WW Grainger, Inc.                                           290      48,355
*   XPO Logistics, Inc.                                       2,138     128,515
    Xylem, Inc.                                               1,201      68,133
*   YRC Worldwide, Inc.                                         640       8,506
                                                                    -----------
Total Industrials                                                    15,852,270
                                                                    -----------
Information Technology -- (19.8%)
*   3D Systems Corp.                                            300       5,040
    Accenture P.L.C. Class A                                    633      81,543
*   ACI Worldwide, Inc.                                       1,826      42,308
    Activision Blizzard, Inc.                                 1,673     103,358
*   Actua Corp.                                                 900      12,150
*   Acxiom Corp.                                              1,000      26,970
*   Adobe Systems, Inc.                                         473      69,290
    ADTRAN, Inc.                                                600      14,070
*   Advanced Energy Industries, Inc.                            676      49,044
#*  Advanced Micro Devices, Inc.                              2,196      29,888
*   Akamai Technologies, Inc.                                 1,295      61,046
    Alliance Data Systems Corp.                                 130      31,386
*   Alphabet, Inc. Class A                                      619     585,264
*   Alphabet, Inc. Class C                                      648     602,964
    Amdocs, Ltd.                                              1,200      80,604
*   Amkor Technology, Inc.                                    4,400      45,628
    Amphenol Corp. Class A                                      800      61,296
    Analog Devices, Inc.                                        714      56,413
#*  Angie's List, Inc.                                        1,372      16,437
*   Anixter International, Inc.                                 536      42,210
*   ANSYS, Inc.                                                 500      64,775
    Apple, Inc.                                              11,941   1,775,985
    Applied Materials, Inc.                                   3,806     168,644
#*  Applied Optoelectronics, Inc.                               396      38,606
*   Arista Networks, Inc.                                       275      41,055
*   ARRIS International P.L.C.                                2,164      60,505
*   Arrow Electronics, Inc.                                     922      74,949
*   Aspen Technology, Inc.                                      802      45,610
*   Autodesk, Inc.                                              300      33,237
    Automatic Data Processing, Inc.                           1,000     118,910
#*  Avid Technology, Inc.                                        62         319
    Avnet, Inc.                                               1,044      40,069
    AVX Corp.                                                 2,100      37,527
*   Axcelis Technologies, Inc.                                  651      14,452
*   AXT, Inc.                                                   300       2,625
    Badger Meter, Inc.                                          600      27,150
*   Barracuda Networks, Inc.                                    912      20,493
*   Bazaarvoice, Inc.                                         2,331      10,956
    Belden, Inc.                                                545      39,207
*   Benchmark Electronics, Inc.                                 868      29,208

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
#*  Black Knight Financial Services, Inc. Class A                  323 $ 13,728
    Blackbaud, Inc.                                                200   18,468
*   Blackhawk Network Holdings, Inc.                               850   37,103
*   Blucora, Inc.                                                1,000   22,400
    Booz Allen Hamilton Holding Corp.                            1,250   42,875
*   Bottomline Technologies de, Inc.                               261    7,433
    Broadcom, Ltd.                                                 604  148,983
    Broadridge Financial Solutions, Inc.                           584   44,302
    Brocade Communications Systems, Inc.                         5,772   72,900
    Brooks Automation, Inc.                                      1,100   27,016
    CA, Inc.                                                     3,227  100,166
    Cabot Microelectronics Corp.                                   300   22,245
*   CACI International, Inc. Class A                               405   50,665
*   Cadence Design Systems, Inc.                                   991   36,568
*   CalAmp Corp.                                                   500    9,550
*   Calix, Inc.                                                    993    6,802
*   Carbonite, Inc.                                                716   16,898
*   Cardtronics P.L.C. Class A                                     982   30,737
#*  Cars.com, Inc.                                               1,113   27,046
    Cass Information Systems, Inc.                                 212   13,984
#*  Cavium, Inc.                                                   147    9,105
    CDK Global, Inc.                                               333   21,905
    CDW Corp.                                                    1,079   68,441
*   Ceva, Inc.                                                      95    4,394
*   Ciena Corp.                                                  1,691   43,543
#*  Cimpress NV                                                    319   28,149
*   Cirrus Logic, Inc.                                           1,285   78,950
    Cisco Systems, Inc.                                         23,593  742,000
*   Citrix Systems, Inc.                                           400   31,592
    Cognex Corp.                                                   667   63,405
    Cognizant Technology Solutions Corp. Class A                 1,826  126,578
*   Coherent, Inc.                                                  96   25,440
    Cohu, Inc.                                                     600   10,932
*   CommerceHub, Inc. Series A                                      95    1,733
*   CommerceHub, Inc. Series C                                     190    3,416
*   CommScope Holding Co., Inc.                                    947   34,831
*   Conduent, Inc.                                               2,787   46,013
    Convergys Corp.                                              1,717   41,156
*   CoreLogic, Inc.                                              1,279   58,258
    Corning, Inc.                                                3,565  103,884
#*  CoStar Group, Inc.                                             148   40,781
*   Cray, Inc.                                                     624   12,854
*   Cree, Inc.                                                   1,267   32,828
    CSG Systems International, Inc.                                860   35,561
    CSRA, Inc.                                                   1,721   56,122
    CTS Corp.                                                      549   12,078
#   Cypress Semiconductor Corp.                                  4,763   67,635
    Daktronics, Inc.                                               587    5,741
*   Dell Technologies, Inc. Class V                                998   64,141
#   Diebold Nixdorf, Inc.                                          400    9,360
*   Digi International, Inc.                                       900    9,405
*   Diodes, Inc.                                                   837   22,206
    Dolby Laboratories, Inc. Class A                               766   39,641

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   DSP Group, Inc.                                              600 $    7,560
    DST Systems, Inc.                                          1,240     68,076
    DXC Technology Co.                                         1,970    154,409
*   Eastman Kodak Co.                                            804      7,638
*   eBay, Inc.                                                 3,676    131,343
    Ebix, Inc.                                                   562     32,456
*   EchoStar Corp. Class A                                       625     37,956
*   Electronic Arts, Inc.                                        551     64,324
*   Electronics for Imaging, Inc.                                416     20,209
*   Endurance International Group Holdings, Inc.               1,142     10,564
*   Entegris, Inc.                                             2,601     67,886
*   Envestnet, Inc.                                              195      7,615
*   EPAM Systems, Inc.                                           278     23,889
*   ePlus, Inc.                                                  218     17,636
*   Euronet Worldwide, Inc.                                      658     63,569
*   ExlService Holdings, Inc.                                    500     28,775
*   F5 Networks, Inc.                                            300     36,225
*   Fabrinet                                                     700     31,507
*   Facebook, Inc. Class A                                     3,216    544,308
    Fair Isaac Corp.                                             200     28,510
*   FARO Technologies, Inc.                                      413     16,314
    Fidelity National Information Services, Inc.               1,249    113,934
*   Finisar Corp.                                              1,669     45,430
#*  First Solar, Inc.                                          1,039     51,233
*   Fiserv, Inc.                                                 429     55,126
*   FleetCor Technologies, Inc.                                  334     50,788
*   Flex, Ltd.                                                 5,548     88,713
    FLIR Systems, Inc.                                         1,911     71,319
*   FormFactor, Inc.                                             744      9,746
    Forrester Research, Inc.                                     335     13,668
*   Fortinet, Inc.                                               343     12,660
*   Frequency Electronics, Inc.                                  300      2,580
*   Gartner, Inc.                                                391     50,173
#   Genpact, Ltd.                                              1,566     45,414
    Global Payments, Inc.                                        550     51,903
*   Globant SA                                                   304     13,975
*   GoDaddy, Inc. Class A                                        330     14,183
*   GrubHub, Inc.                                                472     21,773
*   GTT Communications, Inc.                                     590     18,025
#*  Guidewire Software, Inc.                                     209     15,081
    Hackett Group, Inc. (The)                                    700     11,494
#*  Harmonic, Inc.                                             2,474     10,143
    Harris Corp.                                                 939    107,487
    Hewlett Packard Enterprise Co.                             9,033    158,168
    HP, Inc.                                                   3,401     64,959
*   IAC/InterActiveCorp                                          794     83,076
*   II-VI, Inc.                                                1,177     44,844
#*  Infinera Corp.                                             1,650     19,355
*   Innodata, Inc.                                               200        340
*   Insight Enterprises, Inc.                                    900     36,468
*   Integrated Device Technology, Inc.                         1,200     31,368
    Intel Corp.                                               29,844  1,058,567
    InterDigital, Inc.                                           694     50,558

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
    International Business Machines Corp.                      1,873 $  270,967
    Intuit, Inc.                                                 400     54,884
*   IPG Photonics Corp.                                          803    122,570
*   Itron, Inc.                                                  400     29,200
    IXYS Corp.                                                   910     15,834
#   j2 Global, Inc.                                              728     61,611
    Jabil, Inc.                                                3,412    104,066
    Jack Henry & Associates, Inc.                                276     29,620
    Juniper Networks, Inc.                                     1,989     55,593
*   Kemet Corp.                                                1,851     31,189
*   Keysight Technologies, Inc.                                1,334     55,481
*   Kimball Electronics, Inc.                                    500      9,725
    KLA-Tencor Corp.                                             700     64,841
*   Knowles Corp.                                              1,106     16,756
*   Kulicke & Soffa Industries, Inc.                           1,300     28,002
    Lam Research Corp.                                         1,187    189,279
*   Lattice Semiconductor Corp.                                1,200      8,352
    Leidos Holdings, Inc.                                        657     35,110
    Littelfuse, Inc.                                             304     54,775
    LogMeIn, Inc.                                                446     51,937
*   Lumentum Holdings, Inc.                                      667     41,754
*   Luxoft Holding, Inc.                                         344     21,655
#*  MACOM Technology Solutions Holdings, Inc.                    259     15,682
*   Manhattan Associates, Inc.                                   880     38,896
    ManTech International Corp. Class A                          600     23,832
    Marvell Technology Group, Ltd.                             2,448     38,091
    Mastercard, Inc. Class A                                   2,000    255,600
#*  Match Group, Inc.                                            732     13,359
    Maxim Integrated Products, Inc.                              578     26,264
    MAXIMUS, Inc.                                                636     38,389
*   MaxLinear, Inc.                                              700     18,340
    Methode Electronics, Inc.                                    707     28,103
#   Microchip Technology, Inc.                                   600     48,024
*   Micron Technology, Inc.                                    7,655    215,259
*   Microsemi Corp.                                            1,606     83,640
    Microsoft Corp.                                           16,246  1,181,084
*   MicroStrategy, Inc. Class A                                  145     19,504
    MKS Instruments, Inc.                                        900     75,285
*   MoneyGram International, Inc.                              1,107     18,066
    Monolithic Power Systems, Inc.                               300     30,696
    Monotype Imaging Holdings, Inc.                              300      5,655
    Motorola Solutions, Inc.                                     498     45,159
#   MTS Systems Corp.                                            300     15,810
*   Nanometrics, Inc.                                            564     15,031
#   National Instruments Corp.                                 1,367     56,238
*   NCR Corp.                                                  1,798     68,054
#*  NeoPhotonics Corp.                                           221      1,783
    NetApp, Inc.                                               2,261     98,173
*   NETGEAR, Inc.                                                825     39,518
*   Netscout Systems, Inc.                                       917     31,637
*   NeuStar, Inc. Class A                                        700     23,380
    NIC, Inc.                                                    700     11,375
*   Nuance Communications, Inc.                                2,974     51,450

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    NVIDIA Corp.                                                2,765  $449,340
#*  Oclaro, Inc.                                                1,866    18,249
*   ON Semiconductor Corp.                                      6,131    91,658
    Oracle Corp.                                                8,569   427,850
    Park Electrochemical Corp.                                    667    12,533
    Paychex, Inc.                                                 600    34,710
#*  Paycom Software, Inc.                                         315    22,078
*   PayPal Holdings, Inc.                                       1,900   111,245
    PC Connection, Inc.                                           590    15,222
*   PCM, Inc.                                                     400     4,950
#*  PDF Solutions, Inc.                                           800    12,840
    Pegasystems, Inc.                                             944    57,065
*   Perficient, Inc.                                              700    13,160
*   Photronics, Inc.                                            1,100    11,055
    Plantronics, Inc.                                             600    27,108
*   Plexus Corp.                                                  700    37,527
    Power Integrations, Inc.                                      228    16,108
    Progress Software Corp.                                       600    19,206
*   Qorvo, Inc.                                                   869    59,579
    QUALCOMM, Inc.                                              7,467   397,170
*   Qualys, Inc.                                                  360    14,454
*   Rambus, Inc.                                                1,189    15,326
*   Red Hat, Inc.                                                 628    62,090
    Reis, Inc.                                                    200     4,280
*   Rogers Corp.                                                  400    47,188
*   Rudolph Technologies, Inc.                                  1,000    24,750
#   Sabre Corp.                                                   500    11,065
*   salesforce.com, Inc.                                          300    27,240
*   Sanmina Corp.                                               1,100    39,435
*   ScanSource, Inc.                                              400    15,840
    Science Applications International Corp.                      527    37,106
#   Seagate Technology P.L.C.                                   1,020    33,619
*   Semtech Corp.                                                 700    27,720
*   ServiceSource International, Inc.                              89       338
*   ShoreTel, Inc.                                              1,500    11,175
*   Shutterstock, Inc.                                            200     8,428
*   Silicon Laboratories, Inc.                                    400    30,040
#*  Silver Spring Networks, Inc.                                  854     9,659
    Skyworks Solutions, Inc.                                    1,130   118,503
    SS&C Technologies Holdings, Inc.                            1,129    43,760
*   Stamps.com, Inc.                                              100    14,810
*   StarTek, Inc.                                                 300     3,690
*   Stratasys, Ltd.                                               825    19,792
#*  SunPower Corp.                                              1,332    14,838
*   Super Micro Computer, Inc.                                    419    11,250
*   Sykes Enterprises, Inc.                                     1,080    36,720
    Symantec Corp.                                              2,513    77,878
#*  Synaptics, Inc.                                               401    21,097
*   Synchronoss Technologies, Inc.                                431     7,275
    SYNNEX Corp.                                                  700    83,244
*   Synopsys, Inc.                                                877    67,152
#   Syntel, Inc.                                                  600    11,694
*   Take-Two Interactive Software, Inc.                           601    47,767

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
    TE Connectivity, Ltd.                                    1,929  $   155,072
*   Tech Data Corp.                                            800       81,920
    TeleTech Holdings, Inc.                                  1,009       42,176
#*  Teradata Corp.                                           1,635       52,026
    Teradyne, Inc.                                           2,728       94,362
    Tessco Technologies, Inc.                                  150        2,003
    Texas Instruments, Inc.                                  2,281      185,628
    TiVo Corp.                                               1,047       20,521
    Total System Services, Inc.                              1,389       88,146
    Travelport Worldwide, Ltd.                                 861       12,312
*   Trimble, Inc.                                            1,400       52,402
*   TTM Technologies, Inc.                                   1,827       31,753
*   Tyler Technologies, Inc.                                    69       11,855
#*  Ubiquiti Networks, Inc.                                    700       38,150
#*  Ultimate Software Group, Inc. (The)                        100       22,571
    Universal Display Corp.                                    267       32,200
*   Vantiv, Inc. Class A                                       717       45,565
*   Veeco Instruments, Inc.                                    860       26,488
#*  VeriFone Systems, Inc.                                     800       15,608
*   Verint Systems, Inc.                                       500       19,825
#*  VeriSign, Inc.                                             300       30,351
    Versum Materials, Inc.                                     311       10,966
#*  ViaSat, Inc.                                               629       41,571
*   Viavi Solutions, Inc.                                    1,795       19,691
*   Virtusa Corp.                                              655       21,713
    Visa, Inc. Class A                                       3,800      378,328
#   Vishay Intertechnology, Inc.                             3,100       55,335
#*  VMware, Inc. Class A                                       120       11,125
*   Web.com Group, Inc.                                        966       21,204
#*  WebMD Health Corp.                                         508       33,655
    Western Digital Corp.                                    1,684      143,342
#   Western Union Co. (The)                                  1,501       29,645
*   WEX, Inc.                                                  500       54,340
#*  Workday, Inc. Class A                                      125       12,764
    Xerox Corp.                                              1,861       57,077
    Xilinx, Inc.                                               926       58,579
*   XO Group, Inc.                                             517        9,451
    Xperi Corp.                                              1,053       30,800
*   Zebra Technologies Corp. Class A                           773       78,630
*   Zillow Group, Inc. Class A                                 402       18,263
#*  Zillow Group, Inc. Class C                                 324       14,632
*   Zix Corp.                                                1,300        6,929
#*  Zynga, Inc. Class A                                      6,854       24,743
                                                                    -----------
Total Information Technology                                         20,202,629
                                                                    -----------
Materials -- (5.0%)
    A Schulman, Inc.                                           719       18,910
*   AdvanSix, Inc.                                             483       16,171
    Air Products & Chemicals, Inc.                             623       88,559
#*  AK Steel Holding Corp.                                   2,700       15,282
    Albemarle Corp.                                            526       60,911
    Alcoa Corp.                                                266        9,682
#   Allegheny Technologies, Inc.                               308        5,834

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    American Vanguard Corp.                                       800  $ 14,160
#   AptarGroup, Inc.                                            1,000    80,930
    Avery Dennison Corp.                                          565    52,505
#   Ball Corp.                                                  2,377    99,596
    Bemis Co., Inc.                                             1,900    80,503
*   Berry Global Group, Inc.                                      688    38,583
*   Boise Cascade Co.                                             801    24,310
    Cabot Corp.                                                   896    48,680
    Calgon Carbon Corp.                                         1,200    19,200
    Carpenter Technology Corp.                                    800    32,344
    Celanese Corp. Series A                                       698    67,127
*   Century Aluminum Co.                                        1,302    21,848
#   CF Industries Holdings, Inc.                                2,000    58,700
    Chase Corp.                                                   300    32,415
    Chemours Co. (The)                                            900    42,849
*   Clearwater Paper Corp.                                        400    19,660
#*  Cliffs Natural Resources, Inc.                              2,586    19,964
*   Coeur Mining, Inc.                                          2,523    20,890
    Commercial Metals Co.                                       2,000    37,200
#   Compass Minerals International, Inc.                          700    48,335
*   Core Molding Technologies, Inc.                               300     5,721
*   Crown Holdings, Inc.                                          500    29,735
    Deltic Timber Corp.                                           200    14,426
    Domtar Corp.                                                1,304    50,934
    Dow Chemical Co. (The)                                      4,429   284,519
    Eagle Materials, Inc.                                         602    56,648
    Eastman Chemical Co.                                        1,300   108,108
    Ecolab, Inc.                                                  592    77,949
    EI du Pont de Nemours & Co.                                 1,709   140,497
*   Ferro Corp.                                                 2,123    40,847
    Ferroglobe P.L.C.                                           2,435    31,119
    FMC Corp.                                                     820    62,632
*   Freeport-McMoRan, Inc.                                      7,481   109,372
    FutureFuel Corp.                                              801    11,663
*   GCP Applied Technologies, Inc.                                867    26,270
    Graphic Packaging Holding Co.                               6,211    81,923
    Greif, Inc. Class A                                           600    33,654
    Greif, Inc. Class B                                           234    14,017
    Hawkins, Inc.                                                 233    10,473
    Haynes International, Inc.                                    259     8,102
    HB Fuller Co.                                                 900    46,368
    Hecla Mining Co.                                            5,080    27,483
    Huntsman Corp.                                              4,194   111,644
*   Ingevity Corp.                                                456    26,676
    Innophos Holdings, Inc.                                       408    17,042
    Innospec, Inc.                                                558    34,819
    International Flavors & Fragrances, Inc.                      300    39,954
    International Paper Co.                                     1,029    56,574
    Kaiser Aluminum Corp.                                         224    21,793
    KapStone Paper and Packaging Corp.                          2,800    64,008
    KMG Chemicals, Inc.                                           300    15,186
*   Koppers Holdings, Inc.                                        225     8,168
    Kronos Worldwide, Inc.                                      1,568    33,430

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
*   Louisiana-Pacific Corp.                                   2,175  $   54,614
    LyondellBasell Industries NV Class A                        977      88,018
    Martin Marietta Materials, Inc.                             296      67,023
    Materion Corp.                                              491      18,879
    Mercer International, Inc.                                  800       8,800
    Minerals Technologies, Inc.                                 600      42,480
    Monsanto Co.                                                900     105,138
    Mosaic Co. (The)                                          1,607      38,793
    Myers Industries, Inc.                                      775      13,175
    Neenah Paper, Inc.                                          324      25,888
    NewMarket Corp.                                             100      46,011
    Newmont Mining Corp.                                      3,079     114,446
    Nucor Corp.                                               2,128     122,722
    Olin Corp.                                                2,917      85,993
    Olympic Steel, Inc.                                         300       5,127
*   OMNOVA Solutions, Inc.                                    1,449      13,621
*   Owens-Illinois, Inc.                                      1,696      40,534
    Packaging Corp. of America                                  468      51,237
    PH Glatfelter Co.                                           800      16,376
#*  Platform Specialty Products Corp.                         4,343      60,845
    PolyOne Corp.                                             1,211      44,298
    PPG Industries, Inc.                                        680      71,570
    Praxair, Inc.                                               700      91,112
    Quaker Chemical Corp.                                       200      28,374
    Rayonier Advanced Materials, Inc.                         1,095      16,326
    Reliance Steel & Aluminum Co.                               881      63,749
    Royal Gold, Inc.                                            800      69,328
    RPM International, Inc.                                     599      31,070
    Schnitzer Steel Industries, Inc. Class A                    443      11,429
    Scotts Miracle-Gro Co. (The)                                436      41,852
    Sealed Air Corp.                                            862      37,506
    Sensient Technologies Corp.                                 512      38,072
    Sherwin-Williams Co. (The)                                  200      67,454
    Silgan Holdings, Inc.                                     2,132      64,600
    Sonoco Products Co.                                       1,434      69,520
    Southern Copper Corp.                                       400      15,736
    Steel Dynamics, Inc.                                      2,110      74,715
    Stepan Co.                                                  600      49,302
#*  TimkenSteel Corp.                                           550       8,740
    Tredegar Corp.                                              800      12,080
    Trinseo SA                                                  800      56,240
    Tronox, Ltd. Class A                                      1,439      27,888
#   United States Steel Corp.                                 1,982      46,557
#*  US Concrete, Inc.                                           202      15,827
    Vulcan Materials Co.                                        510      62,791
    Westlake Chemical Corp.                                     357      25,119
    WestRock Co.                                              1,579      90,666
    Worthington Industries, Inc.                                900      45,603
    WR Grace & Co.                                              400      27,584
                                                                     ----------
Total Materials                                                       5,101,730
                                                                     ----------
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                                 1,017      42,643

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Real Estate -- (Continued)
*   Altisource Asset Management Corp.                             21 $    1,932
*   Altisource Portfolio Solutions SA                            218      5,688
*   CBRE Group, Inc. Class A                                   3,240    123,087
*   Forestar Group, Inc.                                         458      7,855
    Griffin Industrial Realty, Inc.                               93      2,994
    HFF, Inc. Class A                                            702     25,777
*   Howard Hughes Corp. (The)                                    491     61,773
    Jones Lang LaSalle, Inc.                                     491     62,465
    Kennedy-Wilson Holdings, Inc.                              1,030     20,703
*   Marcus & Millichap, Inc.                                     913     23,373
    RE/MAX Holdings, Inc. Class A                                160      9,304
#   Realogy Holdings Corp.                                     1,936     64,275
    RMR Group, Inc. (The) Class A                                365     17,830
#*  St Joe Co. (The)                                           1,285     23,194
                                                                     ----------
Total Real Estate                                                       492,893
                                                                     ----------
Telecommunication Services -- (2.9%)
    AT&T, Inc.                                                46,460  1,811,940
    ATN International, Inc.                                      400     23,200
*   Boingo Wireless, Inc.                                        931     13,807
#   CenturyLink, Inc.                                          7,300    169,871
*   Cincinnati Bell, Inc.                                        700     13,055
    Cogent Communications Holdings, Inc.                         587     24,507
    Consolidated Communications Holdings, Inc.                 1,388     24,984
*   General Communication, Inc. Class A                        1,100     46,937
    IDT Corp. Class B                                            504      7,464
#*  Iridium Communications, Inc.                               1,497     14,895
*   Level 3 Communications, Inc.                               1,581     92,773
*   Lumos Networks Corp.                                         200      3,582
*   ORBCOMM, Inc.                                              1,200     13,932
    Shenandoah Telecommunications Co.                          1,422     43,727
#*  Sprint Corp.                                               6,545     52,229
*   T-Mobile US, Inc.                                          1,996    123,073
    Telephone & Data Systems, Inc.                             1,913     54,387
*   United States Cellular Corp.                                 324     12,273
    Verizon Communications, Inc.                               8,750    423,500
*   Vonage Holdings Corp.                                      3,429     22,666
#   Windstream Holdings, Inc.                                  2,991     11,336
                                                                     ----------
Total Telecommunication Services                                      3,004,138
                                                                     ----------
Utilities -- (2.4%)
    AES Corp.                                                  2,191     24,495
    ALLETE, Inc.                                                 400     29,308
    Alliant Energy Corp.                                         800     32,424
    Ameren Corp.                                                 900     50,490
    American Electric Power Co., Inc.                            600     42,324
    American States Water Co.                                    600     29,670
    American Water Works Co., Inc.                               506     41,037
#   Aqua America, Inc.                                           484     16,156
    Atlantica Yield PLC                                        1,080     23,339
    Atmos Energy Corp.                                           504     43,727
#   Avangrid, Inc.                                               414     18,804

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Utilities -- (Continued)
#   Avista Corp.                                                  500  $ 26,305
#   Black Hills Corp.                                             300    20,898
    California Water Service Group                                600    23,340
*   Calpine Corp.                                               5,050    72,619
    CenterPoint Energy, Inc.                                    1,600    45,104
    Chesapeake Utilities Corp.                                    161    12,437
    CMS Energy Corp.                                              700    32,368
    Connecticut Water Service, Inc.                               312    17,778
#   Consolidated Edison, Inc.                                     400    33,144
    Dominion Energy, Inc.                                       1,000    77,180
    DTE Energy Co.                                                385    41,218
    Duke Energy Corp.                                             996    84,780
#*  Dynegy, Inc.                                                2,092    18,786
    Edison International                                          500    39,340
    El Paso Electric Co.                                          515    26,728
    Entergy Corp.                                                 469    35,982
    Eversource Energy                                             570    34,650
    Exelon Corp.                                                1,149    44,053
#   FirstEnergy Corp.                                             500    15,955
    Great Plains Energy, Inc.                                     871    26,879
    Hawaiian Electric Industries, Inc.                          1,100    36,289
    IDACORP, Inc.                                                 415    35,839
    MDU Resources Group, Inc.                                     911    24,005
    MGE Energy, Inc.                                              600    39,930
    Middlesex Water Co.                                           300    11,772
#   National Fuel Gas Co.                                         656    38,842
    New Jersey Resources Corp.                                    600    25,290
    NextEra Energy, Inc.                                          700   102,263
    NiSource, Inc.                                              1,112    28,979
    Northwest Natural Gas Co.                                     400    25,240
    NorthWestern Corp.                                            500    28,895
    NRG Energy, Inc.                                            5,933   146,070
    NRG Yield, Inc. Class A                                       194     3,537
#   NRG Yield, Inc. Class C                                       700    13,020
    OGE Energy Corp.                                              800    28,688
    ONE Gas, Inc.                                                 421    30,640
    Ormat Technologies, Inc.                                      900    53,370
    Otter Tail Corp.                                              600    24,270
    Pattern Energy Group, Inc.                                    575    14,432
    PG&E Corp.                                                    600    40,614
    Pinnacle West Capital Corp.                                   300    26,019
    PNM Resources, Inc.                                           400    15,940
    Portland General Electric Co.                                 700    31,283
    PPL Corp.                                                     800    30,664
    Public Service Enterprise Group, Inc.                         900    40,473
    SCANA Corp.                                                   400    25,748
#   Sempra Energy                                                 400    45,204
    SJW Corp.                                                     211    11,156
    South Jersey Industries, Inc.                                 800    27,176
    Southern Co. (The)                                          1,400    67,102
    Southwest Gas Holdings, Inc.                                  400    32,040
    Spire, Inc.                                                   300    21,780
    UGI Corp.                                                     750    37,852

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Utilities -- (Continued)
            Unitil Corp.                                       100 $      5,075
            Vectren Corp.                                      600       36,066
#           WEC Energy Group, Inc.                             599       37,719
            Westar Energy, Inc.                                800       40,600
            WGL Holdings, Inc.                                 600       51,432
            Xcel Energy, Inc.                                  900       42,579
            York Water Co. (The)                               360       12,528
                                                                   ------------
Total Utilities                                                       2,471,739
                                                                   ------------
TOTAL COMMON STOCKS                                                  96,491,855
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Safeway Casa Ley Contingent Value Rights         1,200        1,218
(degrees)*  Safeway PDC, LLC Contingent Value Rights         1,200            1
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                     1,219
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                          96,493,074
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional U.S. Government
              Money Market Fund, 0.940%                    349,763      349,763
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@        DFA Short Term Investment Fund                 462,546    5,352,578
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $63,378,858)^^                 $102,195,415
                                                                   ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
-                                   -------------------------------------------
                                      LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
-                                   ----------- ---------- ------- ------------
Common Stocks
   Consumer Discretionary           $16,590,459 $    1,414   --    $ 16,591,873
   Consumer Staples                   5,997,299         --   --       5,997,299
   Energy                             5,653,121         --   --       5,653,121
   Financials                        21,124,163         --   --      21,124,163
   Industrials                       15,852,270         --   --      15,852,270
   Information Technology            20,202,629         --   --      20,202,629
   Materials                          5,101,730         --   --       5,101,730
   Real Estate                          492,893         --   --         492,893
   Telecommunication Services         3,004,138         --   --       3,004,138
   Utilities                          2,471,739         --   --       2,471,739
Rights/Warrants                              --      1,219   --           1,219
Temporary Cash Investments              349,763         --   --         349,763
Securities Lending Collateral                --  5,352,578   --       5,352,578
                                    ----------- ----------   --    ------------
TOTAL                               $96,840,204 $5,355,211   --    $102,195,415
                                    =========== ==========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (93.3%)
AUSTRALIA -- (5.8%)
#   Adelaide Brighton, Ltd.                                      7,168 $ 32,256
    ALS, Ltd.                                                    3,328   19,759
#   Alumina, Ltd.                                               29,112   44,217
    Amcor, Ltd.                                                  6,427   78,894
    AMP, Ltd.                                                   34,118  147,081
#   ARB Corp., Ltd.                                                443    5,431
#   Ardent Leisure Group                                         8,718   14,572
#*  Arrium, Ltd.                                                32,904      494
    Ausdrill, Ltd.                                               3,727    5,801
    AusNet Services                                             21,363   27,943
    Australia & New Zealand Banking Group, Ltd.                 11,633  275,808
*   Australian Agricultural Co., Ltd.                           10,040   13,290
#   Automotive Holdings Group, Ltd.                              8,097   24,808
    Aveo Group                                                   4,930    9,584
*   AWE, Ltd.                                                   11,677    4,492
    Bank of Queensland, Ltd.                                     3,589   34,596
    Beach Energy, Ltd.                                          44,398   24,209
*   Beadell Resources, Ltd.                                     38,340    5,715
    Bendigo & Adelaide Bank, Ltd.                                5,056   44,972
    BHP Billiton, Ltd.                                          20,901  435,293
    BHP Billiton, Ltd. Sponsored ADR                             4,700  195,802
*   Billabong International, Ltd.                                2,604    1,667
    BlueScope Steel, Ltd.                                       12,070  127,155
    Boral, Ltd.                                                 19,568  108,440
    Brambles, Ltd.                                               3,782   27,963
    Breville Group, Ltd.                                         2,941   23,647
    Brickworks, Ltd.                                               846    8,933
    Cabcharge Australia, Ltd.                                    1,270    2,216
    Caltex Australia, Ltd.                                         854   21,282
*   Cardno, Ltd.                                                 3,548    3,567
    carsales.com, Ltd.                                           2,372   23,439
    Cash Converters International, Ltd.                         15,872    4,190
    Challenger, Ltd.                                             2,128   21,869
    CIMIC Group, Ltd.                                            1,225   40,636
    Cleanaway Waste Management, Ltd.                            49,648   51,813
    Coca-Cola Amatil, Ltd.                                       4,079   26,860
    Collins Foods, Ltd.                                          5,196   24,891
    Commonwealth Bank of Australia                               4,010  268,649
    Computershare, Ltd.                                          5,369   60,409
    Credit Corp. Group, Ltd.                                     1,551   21,017
    CSR, Ltd.                                                   16,074   50,436
    Domino's Pizza Enterprises, Ltd.                               964   41,097
    Downer EDI, Ltd.                                            11,182   56,917
    DuluxGroup, Ltd.                                             4,500   23,728
#*  Elders, Ltd.                                                   931    3,871
*   Energy World Corp., Ltd.                                    12,801    4,199
    Event Hospitality and Entertainment, Ltd.                    1,588   16,703
    Evolution Mining, Ltd.                                      13,763   24,592
    Fairfax Media, Ltd.                                         60,766   48,124
#   Flight Centre Travel Group, Ltd.                               646   22,470
    Fortescue Metals Group, Ltd.                                22,261  102,316

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
    G8 Education, Ltd.                                           8,060 $ 24,425
    GrainCorp, Ltd. Class A                                      5,558   38,806
    GWA Group, Ltd.                                              5,307   13,767
#   Harvey Norman Holdings, Ltd.                                 9,454   33,056
    HT&E, Ltd.                                                   2,418    5,029
    Incitec Pivot, Ltd.                                         28,258   72,148
    Independence Group NL                                       10,308   24,902
#   InvoCare, Ltd.                                               2,186   24,308
#   IOOF Holdings, Ltd.                                          4,072   32,711
    IRESS, Ltd.                                                  3,408   35,186
    James Hardie Industries P.L.C. Sponsored ADR                 2,500   38,525
#   JB Hi-Fi, Ltd.                                               2,318   48,222
*   Kingsgate Consolidated, Ltd.                                   631      116
    LendLease Group                                              1,240   16,725
*   Macmahon Holdings, Ltd.                                     39,034    5,319
    Macquarie Group, Ltd.                                        2,109  144,780
    Magellan Financial Group, Ltd.                               1,532   32,363
    Melbourne IT, Ltd.                                           6,093   13,922
*   Metals X, Ltd.                                                 620      405
#   Metcash, Ltd.                                               18,519   38,828
    Mineral Resources, Ltd.                                      3,218   31,641
#*  MMA Offshore, Ltd.                                           8,708    1,220
    Monadelphous Group, Ltd.                                     1,985   24,216
*   Mount Gibson Iron, Ltd.                                      8,762    3,120
#   Myer Holdings, Ltd.                                         30,365   18,442
    National Australia Bank, Ltd.                               13,026  312,270
    Navitas, Ltd.                                                5,275   20,954
    New Hope Corp., Ltd.                                         3,628    4,647
    Newcrest Mining, Ltd.                                        6,100   99,116
    Northern Star Resources, Ltd.                                9,219   32,660
    Nufarm, Ltd.                                                 5,093   34,477
    Oil Search, Ltd.                                             6,051   32,195
    Orica, Ltd.                                                  6,623  105,290
*   Origin Energy, Ltd.                                          7,578   41,978
    Orora, Ltd.                                                 19,908   43,958
    OZ Minerals, Ltd.                                            8,700   58,143
#*  Paladin Energy, Ltd.                                         8,694      327
    Peet, Ltd.                                                   7,973    7,594
    Perpetual, Ltd.                                                794   32,068
#   Platinum Asset Management, Ltd.                                591    2,586
    PMP, Ltd.                                                   15,111    8,941
    Programmed Maintenance Services, Ltd.                        3,981    9,495
    Qantas Airways, Ltd.                                         7,463   31,717
    QBE Insurance Group, Ltd.                                    7,916   74,993
#   Qube Holdings, Ltd.                                         15,876   33,750
#   Quintis, Ltd.                                                3,576      858
*   Ramelius Resources, Ltd.                                    25,470    8,192
    Reece, Ltd.                                                    772   26,108
    Resolute Mining, Ltd.                                       11,362    9,813
#   Retail Food Group, Ltd.                                      4,745   18,395
    Rio Tinto, Ltd.                                              3,517  185,400
    Sandfire Resources NL                                        1,850    8,579
*   Santos, Ltd.                                                13,432   36,498

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRALIA -- (Continued)
    Seek, Ltd.                                                 3,829 $   52,357
#*  Senex Energy, Ltd.                                        31,081      7,096
    Seven Group Holdings, Ltd.                                 3,972     38,013
    Seven West Media, Ltd.                                    18,225     11,808
    Sims Metal Management, Ltd.                                3,302     41,016
    SMS Management & Technology, Ltd.                          2,472      3,557
    South32, Ltd.                                             19,895     46,402
    South32, Ltd. ADR                                          2,745     31,979
    Southern Cross Media Group, Ltd.                          18,980     20,129
    Spark Infrastructure Group                                17,357     34,749
*   St Barbara, Ltd.                                           2,817      6,150
    Suncorp Group, Ltd.                                        6,967     79,630
    Sunland Group, Ltd.                                        7,830     11,208
#   Super Retail Group, Ltd.                                   4,028     27,001
    Sydney Airport                                             3,330     17,949
    Tassal Group, Ltd.                                         7,112     21,574
    Telstra Corp., Ltd.                                        9,755     32,002
#*  Ten Network Holdings, Ltd.                                 6,400        819
#   Tox Free Solutions, Ltd.                                   3,517      6,725
#   TPG Telecom, Ltd.                                          1,587      7,121
    Transurban Group                                           1,983     18,110
#   Village Roadshow, Ltd.                                     1,430      4,598
*   Virgin Australia Holdings, Ltd.                           62,673      8,778
    Vocus Group, Ltd.                                          7,293     20,345
    Wesfarmers, Ltd.                                           2,713     88,401
*   Westgold Resources, Ltd.                                     309        391
    Westpac Banking Corp.                                      5,439    138,641
    Westpac Banking Corp. Sponsored ADR                        7,516    192,334
*   Whitehaven Coal, Ltd.                                      6,175     14,674
    Woodside Petroleum, Ltd.                                   3,713     86,775
    Woolworths, Ltd.                                           1,748     37,308
*   WorleyParsons, Ltd.                                        4,524     42,696
    WPP AUNZ, Ltd.                                            10,662      9,821
                                                                     ----------
TOTAL AUSTRALIA                                                       5,871,454
                                                                     ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                       111     15,044
    ANDRITZ AG                                                   779     47,693
    Atrium European Real Estate, Ltd.                          2,982     13,938
#   Austria Technologie & Systemtechnik AG                       289      3,836
    BUWOG AG                                                     228      6,700
    Erste Group Bank AG                                        1,638     67,854
    EVN AG                                                       660     10,105
    IMMOFINANZ AG                                              3,670      8,926
    Lenzing AG                                                   229     40,970
    Mayr Melnhof Karton AG                                       204     26,888
    Oesterreichische Post AG                                     380     17,471
    OMV AG                                                       936     53,022
    POLYTEC Holding AG                                           317      5,857
*   Raiffeisen Bank International AG                           2,065     60,855
    S IMMO AG                                                  1,165     17,434
#   Semperit AG Holding                                          156      4,766
    Strabag SE                                                   412     18,288

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRIA -- (Continued)
    Telekom Austria AG                                        2,667  $   24,112
    Verbund AG                                                1,435      28,386
    Vienna Insurance Group AG Wiener Versicherung Gruppe        492      14,811
    Voestalpine AG                                            1,405      71,211
    Wienerberger AG                                             602      13,839
    Zumtobel Group AG                                           642      12,713
                                                                     ----------
TOTAL AUSTRIA                                                           584,719
                                                                     ----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                   593     107,208
    Ageas                                                     3,654     164,476
    Banque Nationale de Belgique                                  6      20,693
    Bekaert SA                                                  983      47,545
    bpost SA                                                    919      25,159
    Cie d'Entreprises CFE                                       220      32,434
    Colruyt SA                                                  661      37,041
    D'ieteren SA                                                477      22,596
*   Econocom Group SA                                         3,206      24,501
    Elia System Operator SA                                     191      11,201
    Euronav NV                                                3,095      24,692
    EVS Broadcast Equipment SA                                  132       5,356
#   Exmar NV                                                    649       3,810
    KBC Group NV                                              1,618     133,767
    Kinepolis Group NV                                          156       8,964
    Melexis NV                                                  479      41,206
#*  Nyrstar NV                                                3,926      25,493
    Ontex Group NV                                            1,063      36,454
    Orange Belgium SA                                         1,400      34,531
    Proximus SADP                                             1,452      51,059
    Recticel SA                                               1,388      10,942
    Sipef SA                                                    114       8,389
    Solvay SA                                                 1,019     146,105
*   Telenet Group Holding NV                                    543      37,909
*   Tessenderlo Group SA                                      1,111      48,775
    Umicore SA                                                  915      73,458
    Van de Velde NV                                             206      11,094
*   Viohalco SA                                               1,602       5,241
                                                                     ----------
TOTAL BELGIUM                                                         1,200,099
                                                                     ----------
CANADA -- (8.6%)
    Absolute Software Corp.                                     500       3,188
*   Advantage Oil & Gas, Ltd.                                 3,200      21,996
    Aecon Group, Inc.                                         1,800      21,743
#   AGF Management, Ltd. Class B                              1,754      10,537
    Agnico Eagle Mines, Ltd.(2009823)                           818      38,188
    Agnico Eagle Mines, Ltd.(008474108)                         943      44,048
    Agrium, Inc.(2213538)                                       800      80,055
    Agrium, Inc.(008916108)                                     961      96,196
#   AGT Food & Ingredients, Inc.                                615      12,544
    Aimia, Inc.                                               2,960       3,443
#*  Alacer Gold Corp.                                         4,256       7,100
    Alamos Gold, Inc. Class A                                 5,433      38,482

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Algonquin Power & Utilities Corp.                           3,600  $ 38,490
    Alimentation Couche-Tard, Inc. Class B                        667    31,629
*   Alio Gold, Inc.                                               450     1,891
#   ARC Resources, Ltd.                                         2,660    36,676
*   Argonaut Gold, Inc.                                           172       302
#*  Asanko Gold, Inc.                                           2,900     3,629
    Atco, Ltd. Class I                                            600    22,335
#*  Athabasca Oil Corp.                                         6,553     5,466
*   ATS Automation Tooling Systems, Inc.                          300     3,224
*   AuRico Metals, Inc.                                         2,212     2,094
    AutoCanada, Inc.                                              359     5,782
*   B2Gold Corp.                                                9,700    24,352
#   Badger Daylighting, Ltd.                                      679    14,421
    Bank of Montreal(2076009)                                   2,144   162,612
    Bank of Montreal(063671101)                                 3,601   273,208
    Bank of Nova Scotia (The)(2076281)                          4,742   295,417
#   Bank of Nova Scotia (The)(064149107)                        2,705   168,549
    Barrick Gold Corp.                                          7,482   126,521
#*  Baytex Energy Corp.                                         1,140     3,200
    BCE, Inc.(05534B760)                                          604    28,346
    BCE, Inc.(B188TH2)                                            166     7,771
#*  Bellatrix Exploration, Ltd.                                   352       880
    Birchcliff Energy, Ltd.                                     2,200    10,764
#   Black Diamond Group, Ltd.                                   1,000     2,134
*   BlackBerry, Ltd.                                            6,888    64,609
*   BlackPearl Resources, Inc.                                  5,400     4,288
*   Bombardier, Inc. Class B                                    6,000    12,079
    Bonavista Energy Corp.                                      4,473    11,230
#   Bonterra Energy Corp.                                         198     2,668
    Boralex, Inc. Class A                                         874    15,612
    Brookfield Asset Management, Inc. Class A(2092599)            700    27,225
    Brookfield Asset Management, Inc. Class A(112585104)        1,502    58,413
    CAE, Inc.(2162760)                                          2,040    34,574
    CAE, Inc.(124765108)                                        2,197    37,283
#*  Calfrac Well Services, Ltd.                                 1,440     3,904
    Cameco Corp.                                                5,407    55,422
    Canaccord Genuity Group, Inc.                               1,669     8,395
    Canadian Imperial Bank of Commerce(2170525)                 1,427   123,866
    Canadian Imperial Bank of Commerce(136069101)                 140    12,158
    Canadian National Railway Co.(2180632)                        600    47,413
    Canadian National Railway Co.(136375102)                    1,058    83,603
    Canadian Natural Resources, Ltd.                            2,906    88,924
    Canadian Pacific Railway, Ltd.                                300    46,968
    Canadian Tire Corp., Ltd. Class A                             596    68,030
    Canadian Utilities, Ltd. Class A                              600    19,043
#   Canadian Western Bank                                       1,800    40,425
*   Canfor Corp.                                                  830    13,927
    Canfor Pulp Products, Inc.                                  1,000     9,473
    Capital Power Corp.                                         1,079    21,299
*   Capstone Mining Corp.                                       9,500     9,144
    Cascades, Inc.                                              2,400    29,587
*   Celestica, Inc.(2263362)                                      311     3,697
*   Celestica, Inc.(15101Q108)                                  2,400    28,536

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
CANADA -- (Continued)
    Cenovus Energy, Inc.                                          5,857 $49,257
    Centerra Gold, Inc.                                           5,319  28,370
*   Cequence Energy, Ltd.                                         3,200     449
#   Cervus Equipment Corp.                                          600   5,886
*   CGI Group, Inc. Class A                                         483  25,503
*   China Gold International Resources Corp., Ltd.                4,400   6,705
*   Chinook Energy, Inc.                                             61      16
#   CI Financial Corp.                                            2,756  60,038
#   Cineplex, Inc.                                                  800  31,551
    Cogeco Communications, Inc.                                     495  34,582
    Cogeco, Inc.                                                    300  18,379
    Colliers International Group, Inc.                              805  43,357
    Constellation Software, Inc.                                    100  53,872
#   Corus Entertainment, Inc. Class B                             1,500  16,651
    Cott Corp.(2228952)                                             300   4,656
    Cott Corp.(22163N106)                                         3,102  48,205
#   Crescent Point Energy Corp.(B67C8W8)                          2,478  19,475
    Crescent Point Energy Corp.(22576C101)                        3,609  28,331
*   Crew Energy, Inc.                                             2,714   8,838
*   Detour Gold Corp.                                             2,500  31,442
    Dollarama, Inc.                                                 500  48,875
#   Dominion Diamond Corp.                                        1,691  23,809
    Dorel Industries, Inc. Class B                                  485  12,814
*   Dundee Precious Metals, Inc.                                  2,800   5,907
    E-L Financial Corp., Ltd.                                        34  22,962
    Eldorado Gold Corp.                                          11,404  24,148
    Element Fleet Management Corp.                                2,800  21,201
    Emera, Inc.                                                     370  13,770
    Empire Co., Ltd. Class A                                      3,000  48,751
#   Enbridge Income Fund Holdings, Inc.                           1,679  43,148
    Enbridge, Inc.(29250N105)                                       604  25,042
    Enbridge, Inc.(2466149)                                       1,248  51,732
    Encana Corp.                                                  2,703  27,192
*   Endeavour Mining Corp.                                          645  12,282
    Enercare, Inc.                                                  939  15,771
    Enerflex, Ltd.                                                1,364  18,861
#*  Energy Fuels, Inc.                                              100     177
    Enerplus Corp.                                                3,726  33,609
    Enghouse Systems, Ltd.                                          272  11,657
    Ensign Energy Services, Inc.                                  3,401  18,195
#   Equitable Group, Inc.                                           300  13,181
#*  Essential Energy Services Trust                               4,177   2,010
    Evertz Technologies, Ltd.                                       722  10,279
#   Exchange Income Corp.                                           900  20,819
    Fairfax Financial Holdings, Ltd.                                100  47,685
    Finning International, Inc.                                   1,611  32,420
    First Capital Realty, Inc.                                    1,500  24,544
#*  First Majestic Silver Corp.                                     521   4,288
    First Quantum Minerals, Ltd.                                  3,789  41,876
    FirstService Corp.                                              805  51,880
    Fortis, Inc.                                                    900  32,817
    Franco-Nevada Corp.                                             200  14,490
#   Freehold Royalties, Ltd.                                      2,008  22,903

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
#   Genworth MI Canada, Inc.                                     1,089 $ 31,768
    George Weston, Ltd.                                            339   29,608
    Gildan Activewear, Inc.                                      1,618   48,757
    Gluskin Sheff + Associates, Inc.                             1,000   13,611
    Goldcorp, Inc.(380956409)                                    5,279   69,313
    Goldcorp, Inc.(2676302)                                      1,400   18,382
#*  Golden Star Resources, Ltd.                                  8,100    5,522
*   Gran Tierra Energy, Inc.                                     5,979   14,051
    Granite Oil Corp.                                            1,838    6,826
    Great-West Lifeco, Inc.                                      1,400   39,953
*   Heroux-Devtek, Inc.                                          1,000   10,644
#   Home Capital Group, Inc.                                       800    8,855
    HudBay Minerals, Inc.                                        4,699   36,484
#   Hudson's Bay Co.                                             1,300   11,126
*   Husky Energy, Inc.                                           2,554   29,556
*   IAMGOLD Corp.(450913108)                                       326    1,760
*   IAMGOLD Corp.(2446646)                                       8,705   46,990
    IGM Financial, Inc.                                            400   13,462
    Imperial Oil, Ltd.                                             698   19,991
    Industrial Alliance Insurance & Financial Services, Inc.     1,373   63,697
    Innergex Renewable Energy, Inc.                              1,785   20,946
    Intact Financial Corp.                                         289   22,450
    Inter Pipeline, Ltd.                                           800   15,798
*   Interfor Corp.                                               1,300   20,239
    Intertape Polymer Group, Inc.                                1,300   25,056
*   Ivanhoe Mines, Ltd. Class A                                  3,958   15,619
    Just Energy Group, Inc.                                      2,100   11,269
*   Kelt Exploration, Ltd.                                         700    3,756
    Keyera Corp.                                                 2,100   65,623
*   Kingsway Financial Services, Inc.                              425    2,591
*   Kinross Gold Corp.                                          20,380   84,021
    Kirkland Lake Gold, Ltd.                                     1,500   15,544
#   Labrador Iron Ore Royalty Corp.                              1,400   19,337
    Laurentian Bank of Canada                                      650   28,242
    Leon's Furniture, Ltd.                                         400    5,788
    Linamar Corp.                                                1,008   55,245
    Loblaw Cos., Ltd.                                              900   49,015
    Lundin Mining Corp.                                         10,205   73,422
#   MacDonald Dettwiler & Associates, Ltd.                       1,066   60,459
    Magna International, Inc.(2554475)                           1,978   94,335
    Magna International, Inc.(559222401)                         1,700   81,073
*   Major Drilling Group International, Inc.                     2,473   16,345
#   Mandalay Resources Corp.                                     3,315    1,037
*   Manitok Energy, Inc.                                            11        1
    Manulife Financial Corp.(56501R106)                          7,648  157,702
    Manulife Financial Corp.(2492519)                              700   14,418
    Maple Leaf Foods, Inc.                                         500   13,820
    Martinrea International, Inc.                                3,400   27,462
*   Maxim Power Corp.                                            1,600    3,465
#*  MEG Energy Corp.                                             1,128    4,632
    Methanex Corp.                                                 555   24,608
    Metro, Inc.                                                    949   32,145
#*  Mitel Networks Corp.                                         2,000   17,036

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Morneau Shepell, Inc.                                          911 $ 15,104
    Mullen Group, Ltd.                                           2,700   34,563
    National Bank of Canada                                      4,400  198,163
    Nevsun Resources, Ltd.                                       8,700   23,516
    New Flyer Industries, Inc.                                     785   32,004
*   New Gold, Inc.(644535106)                                    1,500    5,025
*   New Gold, Inc.(2826947)                                      5,860   19,600
#*  Newalta Corp.                                                1,319    1,344
    North West Co., Inc. (The)                                     600   14,697
#   Northland Power, Inc.                                        1,500   27,937
*   NuVista Energy, Ltd.                                         2,462   12,619
*   Obsidian Energy, Ltd.(674482104)                             2,097    2,474
*   Obsidian Energy, Ltd.(BDHLTZ4)                               4,010    4,728
    OceanaGold Corp.                                             6,600   18,052
    Open Text Corp.                                              1,618   54,117
    Pan American Silver Corp.                                    2,197   37,019
#*  Paramount Resources, Ltd. Class A                              600    9,615
*   Parex Resources, Inc.                                        1,100   13,534
    Parkland Fuel Corp.                                            800   17,165
    Pason Systems, Inc.                                            400    5,839
    Pembina Pipeline Corp.                                       1,489   50,775
#*  Pengrowth Energy Corp.                                      10,136    7,642
#   Peyto Exploration & Development Corp.                        1,508   26,802
*   PHX Energy Services Corp.                                      742    1,226
#   Pizza Pizza Royalty Corp.                                      400    5,380
    Potash Corp. of Saskatchewan, Inc.                           2,226   39,815
#   PrairieSky Royalty, Ltd.                                       186    4,619
*   Precision Drilling Corp.(74022D308)                          3,099    9,049
*   Precision Drilling Corp.(B5YPLH9)                            4,800   13,937
    Premium Brands Holdings Corp.                                  381   27,513
#*  Primero Mining Corp.                                         2,884    1,041
    Quarterhill, Inc.                                            2,661    3,821
    Quebecor, Inc. Class B                                         900   31,192
    Richelieu Hardware, Ltd.                                       900   23,483
*   Richmont Mines, Inc.                                         2,219   18,492
    Ritchie Bros Auctioneers, Inc.                                 869   24,532
*   RMP Energy, Inc.                                             3,700    1,781
    Rogers Communications, Inc. Class B                            600   31,200
#   Rogers Sugar, Inc.                                           2,550   13,111
    Royal Bank of Canada(2754383)                                3,651  272,372
    Royal Bank of Canada(780087102)                              1,101   82,091
    Russel Metals, Inc.                                          1,100   22,004
*   Sandstorm Gold, Ltd.                                         1,100    4,535
    Sandvine Corp.                                               5,500   19,322
    Saputo, Inc.                                                 1,600   54,234
    Secure Energy Services, Inc.                                   840    6,347
*   SEMAFO, Inc.                                                 8,300   20,039
*   Seven Generations Energy, Ltd. Class A                          22      382
    Shaw Communications, Inc. Class B                            3,396   75,629
    ShawCor, Ltd.                                                  752   16,853
*   Sherritt International Corp.                                 7,600    5,242
*   Silver Standard Resources, Inc.                                400    3,889
    SNC-Lavalin Group, Inc.                                        664   29,244

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Sprott, Inc.                                               3,550 $    6,521
    Stantec, Inc.                                              1,000     25,442
    Stella-Jones, Inc.                                           716     25,056
#   Student Transportation, Inc.                                 127        748
    Suncor Energy, Inc.(B3NB1P2)                                 501     16,340
#   Suncor Energy, Inc.(867224107)                             4,814    157,033
*   SunOpta, Inc.                                              1,500     14,250
    Superior Plus Corp.                                        2,984     26,160
#   Surge Energy, Inc.                                         5,100      8,877
#   Tahoe Resources, Inc.                                      4,920     26,915
*   Taseko Mines, Ltd.                                         4,300      6,415
    Teck Resources, Ltd. Class B(2879327)                      2,037     44,212
    Teck Resources, Ltd. Class B(878742204)                    1,990     43,163
    TELUS Corp.                                                  712     25,716
    TFI International, Inc.                                    2,900     68,176
    Thomson Reuters Corp.                                      1,328     60,821
    TMX Group, Ltd.                                              201     10,657
    TORC Oil & Gas, Ltd.                                       2,700     12,149
    Toromont Industries, Ltd.                                    600     22,277
    Toronto-Dominion Bank (The)(2897222)                       4,274    220,325
#   Toronto-Dominion Bank (The)(891160509)                     4,382    225,848
    Torstar Corp. Class B                                      1,100      1,288
    Total Energy Services, Inc.                                  194      1,883
*   Tourmaline Oil Corp.                                       1,981     43,937
    TransAlta Corp.(2901628)                                     901      5,875
    TransAlta Corp.(89346D107)                                   777      5,089
    TransCanada Corp.                                          2,448    125,075
    Transcontinental, Inc. Class A                             1,600     32,622
*   Trican Well Service, Ltd.                                  6,127     17,936
*   Trinidad Drilling, Ltd.                                    5,273      7,571
*   Trisura Group, Ltd.(89679A100)                                 9        184
*   Trisura Group, Ltd.(BDTMYK5)                                   4         85
*   Turquoise Hill Resources, Ltd.                             2,008      6,603
    Veresen, Inc.                                              3,473     50,727
    Waste Connections, Inc.(94106B101)                           287     18,618
    Waste Connections, Inc.(BYQFRK5)                             841     54,690
    West Fraser Timber Co., Ltd.                               2,000    106,276
*   Western Energy Services Corp.                              2,146      2,479
    Western Forest Products, Inc.                             13,700     27,252
    Westshore Terminals Investment Corp.                         318      6,020
    Whitecap Resources, Inc.                                   4,196     30,997
    Winpak, Ltd.                                                 341     14,641
    WSP Global, Inc.                                             833     33,814
    Yamana Gold, Inc.                                         13,032     33,973
                                                                     ----------
TOTAL CANADA                                                          8,715,966
                                                                     ----------
DENMARK -- (1.1%)
    Alm Brand A.S.                                             3,000     30,074
    AP Moller - Maersk A.S. Class A                                8     16,708
    AP Moller - Maersk A.S. Class B                               21     45,840
*   Bang & Olufsen A.S.                                          670     11,723
#*  D/S Norden A.S.                                              429      8,511
    Danske Bank A.S.                                           1,428     57,831

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
DENMARK -- (Continued)
    DFDS A.S.                                                    827 $   47,168
    DSV A.S.                                                   1,560    100,722
    FLSmidth & Co. A.S.                                          809     49,514
    ISS A.S.                                                     693     28,409
    Jyske Bank A.S.                                              868     54,403
*   NKT A.S.                                                     417     36,631
#   Novozymes A.S. Class B                                     1,400     64,646
    Pandora A.S.                                                 515     59,271
    Per Aarsleff Holding A.S.                                    650     16,213
    Ringkjoebing Landbobank A.S.                                 280     14,741
    Rockwool International A.S. Class B                          132     30,040
    Schouw & Co. AB                                              232     25,476
    SimCorp A.S.                                                 600     37,517
    Solar A.S. Class B                                           125      7,444
    Spar Nord Bank A.S.                                        2,142     28,788
    Sydbank A.S.                                               1,256     52,320
    TDC A.S.                                                  13,635     84,135
*   Topdanmark A.S.                                            1,775     60,650
    Tryg A.S.                                                  1,150     25,912
    United International Enterprises                              32      6,744
    Vestas Wind Systems A.S.                                   1,543    150,800
*   Vestjysk Bank A.S.                                           250        489
                                                                     ----------
TOTAL DENMARK                                                         1,152,720
                                                                     ----------
FINLAND -- (1.9%)
    Ahlstrom-Munksjo Oyj                                         678     13,992
    Alma Media Oyj                                             1,213      9,303
    Amer Sports Oyj                                            2,402     64,520
    Atria Oyj                                                    595      7,958
    Cargotec Oyj Class B                                       1,344     82,055
*   Caverion Corp.                                             1,551     12,976
    Citycon Oyj                                                3,421      9,310
    Cramo Oyj                                                    564     16,180
    Elisa Oyj                                                  1,318     54,258
    F-Secure Oyj                                               1,026      4,661
    Finnair Oyj                                                1,332     14,411
    Fiskars Oyj Abp                                              251      6,305
    Fortum Oyj                                                 3,104     50,757
    Huhtamaki Oyj                                              2,364     91,607
    Kemira Oyj                                                 1,740     21,932
    Kesko Oyj Class A                                            401     20,342
    Kesko Oyj Class B                                          1,418     71,700
    Kone Oyj Class B                                           1,134     59,067
    Konecranes Oyj                                             1,141     50,907
    Lassila & Tikanoja Oyj                                       606     13,811
#   Metsa Board Oyj                                            2,428     17,175
    Metso Oyj                                                  1,606     51,093
    Neste Oyj                                                  1,474     63,904
    Nokia Oyj(5902941)                                         7,800     49,773
    Nokia Oyj(5946455)                                         5,767     36,866
    Nokian Renkaat Oyj                                         1,965     80,121
    Outokumpu Oyj                                              5,944     49,948
*   Outotec Oyj                                                3,383     22,066

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
*   Poyry Oyj                                                   726  $    4,155
    Raisio Oyj Class V                                        5,314      22,256
    Ramirent Oyj                                              1,350      13,457
    Sampo Oyj Class A                                         1,527      83,514
    Sanoma Oyj                                                2,100      19,506
*   Stockmann Oyj Abp Class A                                 1,273      11,027
*   Stockmann Oyj Abp Class B                                   646       5,593
    Stora Enso Oyj Class R                                    4,818      64,416
    Stora Enso Oyj Sponsored ADR                              9,200     123,004
    Technopolis Oyj                                           3,587      15,540
    Tieto Oyj                                                 1,067      33,850
    Tikkurila Oyj                                               201       4,287
    UPM-Kymmene Oyj                                           2,608      70,998
    UPM-Kymmene Oyj Sponsored ADR                             7,100     193,297
    Uponor Oyj                                                  782      12,627
    Vaisala Oyj Class A                                         214      10,292
    Valmet Oyj                                                1,806      32,921
    Wartsila Oyj Abp                                          1,403      93,241
                                                                     ----------
TOTAL FINLAND                                                         1,860,979
                                                                     ----------
FRANCE -- (7.5%)
    Accor SA                                                    488      22,669
*   Air France-KLM                                            2,302      31,169
    Airbus SE                                                 1,424     118,985
    Albioma SA                                                1,147      26,952
    Alstom SA                                                 1,261      45,177
    Altamir                                                     936      18,626
    Alten SA                                                    360      31,080
    Altran Technologies SA                                    1,959      34,446
    Amundi SA                                                   198      15,314
*   Antalis International SAS                                    87         198
    Arkema SA                                                 1,212     137,968
    Assystem                                                    430      16,494
    Atos SE                                                     494      75,106
    AXA SA                                                    6,608     195,157
    Beneteau SA                                                 816      14,009
    BNP Paribas SA                                            4,028     312,152
    Bollore SA                                                5,989      27,789
    Bonduelle SCA                                               316      12,142
    Bouygues SA                                               2,961     126,950
    Bureau Veritas SA                                         1,505      34,291
    Capgemini SE                                                872      94,934
    Carrefour SA                                              6,143     147,556
    Casino Guichard Perrachon SA                                937      57,149
*   CGG SA Sponsored ADR                                         94         445
    Chargeurs SA                                              1,223      35,467
    Christian Dior SE                                           181      51,540
    Cie de Saint-Gobain                                       2,316     128,507
    Cie Generale des Etablissements Michelin                  1,763     238,774
    Cie Plastic Omnium SA                                     1,743      67,075
    CNP Assurances                                            1,406      33,943
*   Coface SA                                                   452       4,274
    Credit Agricole SA                                        5,459      95,818

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    Danone SA                                                    1,183 $ 88,276
    Dassault Systemes SE                                           560   54,935
    Derichebourg SA                                              2,685   23,523
#   Edenred                                                      2,281   59,963
    Eiffage SA                                                     799   77,396
    Electricite de France SA                                     4,214   42,775
    Elior Group                                                  1,247   33,099
#   Elis SA                                                        182    4,401
    Engie SA                                                    11,708  188,571
*   Eramet                                                         350   22,094
*   Esso SA Francaise                                               16    1,076
    Euler Hermes Group                                             224   26,779
    Euronext NV                                                    451   26,356
    Eutelsat Communications SA                                   2,599   70,340
    Faurecia                                                     1,957  108,668
*   Fnac Darty SA                                                   77    7,297
*   Fnac Darty SA                                                  578   54,659
    Gaztransport Et Technigaz SA                                   566   26,977
    Groupe Crit                                                    186   17,822
    Groupe Eurotunnel SE                                         2,874   31,869
    Hermes International                                            47   23,806
    Iliad SA                                                       101   25,055
    Imerys SA                                                      284   24,618
    Ingenico Group SA                                              648   67,972
    IPSOS                                                          595   20,548
#   JCDecaux SA                                                  1,302   46,367
    Kering                                                          81   28,311
    L'Oreal SA                                                     434   89,916
    Lagardere SCA                                                2,488   81,745
    Lectra                                                         328    9,433
    Legrand SA                                                     923   63,759
    LISI                                                           390   18,802
    LVMH Moet Hennessy Louis Vuitton SE                            788  197,937
    Metropole Television SA                                      1,252   30,292
    MGI Coutier                                                    303   12,187
    Natixis SA                                                   7,935   57,660
*   Naturex                                                         70    7,105
#   Neopost SA                                                     479   21,964
    Nexans SA                                                      940   53,847
    Nexity SA                                                      333   17,861
    Orange SA                                                   15,194  255,668
#   Orange SA Sponsored ADR                                      2,675   45,074
    Peugeot SA                                                   9,468  203,664
#*  Pierre & Vacances SA                                           114    6,372
    Publicis Groupe SA                                             175   13,233
    Publicis Groupe SA ADR                                       2,600   49,244
    Rallye SA                                                      796   16,917
    Renault SA                                                   1,352  121,804
    Rexel SA                                                     4,621   73,176
    Rubis SCA                                                    1,290   82,111
    Safran SA                                                      573   54,212
    Savencia SA                                                    112   11,139
    Schneider Electric SE(4834108)                               1,564  122,748

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Schneider Electric SE(B11BPS1)                               213 $   16,726
    SCOR SE                                                    2,614    110,248
    SEB SA                                                       536     95,357
#*  Sequana SA                                                   436        484
    SES SA                                                     4,380    103,036
    Societe BIC SA                                               279     32,726
    Societe Generale SA                                        3,124    183,175
    Sodexo SA                                                    519     61,309
*   SOITEC                                                       612     38,867
*   Solocal Group                                             11,861     11,939
    Somfy SA                                                     245     23,217
    Sopra Steria Group                                           279     48,206
    SPIE SA                                                      582     16,358
#*  Ste Industrielle d'Aviation Latecoere SA                   2,936     15,112
    Stef SA                                                      282     31,344
    STMicroelectronics NV                                      6,800    114,580
    Suez                                                       3,391     61,313
    Tarkett SA                                                   335     13,870
    Technicolor SA                                             2,918     10,608
    Teleperformance                                            1,148    159,954
    Thales SA                                                    513     56,793
    Total SA                                                   9,638    490,128
    Trigano SA                                                   418     54,968
*   Ubisoft Entertainment SA                                   2,639    166,984
    Valeo SA                                                   1,703    117,913
#*  Vallourec SA                                               6,513     38,528
    Veolia Environnement SA                                    1,171     26,390
    Veolia Environnement SA ADR                                  635     14,268
    Vicat SA                                                     469     34,263
    Vilmorin & Cie SA                                            213     18,782
    Vinci SA                                                   1,483    132,797
    Vivendi SA                                                 5,044    116,584
*   Worldline SA                                                 475     19,305
    Zodiac Aerospace                                              91      2,602
                                                                     ----------
TOTAL FRANCE                                                          7,612,313
                                                                     ----------
GERMANY -- (6.5%)
    Aareal Bank AG                                             1,390     57,975
    Adidas AG                                                    211     48,191
    Allianz SE                                                 1,338    285,205
    Aurubis AG                                                   668     59,467
    Axel Springer SE                                             959     60,895
    BASF SE                                                    5,979    569,200
    Bauer AG                                                     343      9,512
    Bayerische Motoren Werke AG                                2,651    243,572
    BayWa AG                                                     360     13,322
    Bechtle AG                                                   278     20,011
    Beiersdorf AG                                                 97     10,645
#   Bertrandt AG                                                 214     20,380
    Bijou Brigitte AG                                            112      7,755
#   Bilfinger SE                                                 285     11,645
    Borussia Dortmund GmbH & Co. KGaA                            897      6,344
    Brenntag AG                                                  881     49,924

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
#   CANCOM SE                                                      562 $ 36,960
    Cewe Stiftung & Co. KGAA                                       287   25,396
*   Commerzbank AG                                               9,757  127,619
    Continental AG                                                 413   93,036
    Covestro AG                                                     79    6,126
    CropEnergies AG                                                935   10,055
    CTS Eventim AG & Co. KGaA                                      714   33,094
    Daimler AG                                                   6,300  441,408
    Deutsche Bank AG(5750355)                                      349    6,215
#   Deutsche Bank AG(D18190898)                                 12,414  221,466
    Deutsche Beteiligungs AG                                       294   13,851
    Deutsche Boerse AG                                             795   83,012
#   Deutsche EuroShop AG                                           254   10,578
    Deutsche Lufthansa AG                                        5,573  119,680
    Deutsche Post AG                                             2,363   91,667
    Deutsche Telekom AG                                         26,384  482,002
    Deutsche Wohnen AG                                           2,299   91,106
    Deutz AG                                                     2,362   17,535
*   Dialog Semiconductor P.L.C.                                    694   30,243
    DIC Asset AG                                                 1,009   10,881
    DMG Mori AG                                                    954   56,340
    Duerr AG                                                       417   50,806
    E.ON SE                                                      4,329   42,826
    E.ON SE Sponsored ADR                                        7,421   73,616
#   ElringKlinger AG                                             1,148   20,026
#   Fielmann AG                                                    278   22,327
    Fraport AG Frankfurt Airport Services Worldwide                402   40,256
    Freenet AG                                                   2,096   70,750
    Fuchs Petrolub SE                                              430   22,619
#   GEA Group AG                                                 1,442   58,605
#   Gerry Weber International AG                                   313    3,994
    Gesco AG                                                       420   13,314
    Grammer AG                                                     503   28,579
    GRENKE AG                                                      198   17,104
*   H&R GmbH & Co. KGaA                                             69      944
    Hamburger Hafen und Logistik AG                                706   19,745
    Hannover Rueck SE                                              205   25,875
*   Hapag-Lloyd AG                                                 515   20,363
    HeidelbergCement AG                                            692   68,523
#*  Heidelberger Druckmaschinen AG                               4,410   15,016
    Hella KGaA Hueck & Co.                                         692   36,591
    Hochtief AG                                                    181   32,307
#   Hugo Boss AG                                                   715   53,931
    Indus Holding AG                                               565   42,288
    Infineon Technologies AG                                     4,590   99,678
    Jenoptik AG                                                    847   23,337
#   K+S AG                                                       3,830   99,592
    KION Group AG                                                  764   66,295
    Kloeckner & Co. SE                                           1,469   16,242
    Koenig & Bauer AG                                              322   25,225
*   Kontron AG                                                   1,112    4,579
    Krones AG                                                      229   28,492
    KWS Saat SE                                                     25   10,156

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    Lanxess AG                                                 1,758 $  135,566
    LEG Immobilien AG                                            638     61,347
    Leoni AG                                                     751     44,421
    Metro AG                                                   2,894     32,521
*   Metro Wholesale & Food Specialist AG                       2,894     58,463
    MLP AG                                                       505      3,699
    MTU Aero Engines AG                                          614     89,984
    Muenchener Rueckversicherungs-Gesellschaft AG                421     90,431
    Nemetschek SE                                                152     11,795
#*  Nordex SE                                                  1,346     18,379
    Norma Group SE                                               405     24,561
    OSRAM Licht AG                                             1,507    125,551
*   Patrizia Immobilien AG                                     1,555     28,097
    Pfeiffer Vacuum Technology AG                                158     26,794
#   ProSiebenSat.1 Media SE                                      528     21,096
    Puma SE                                                       69     27,662
    Rational AG                                                   20     12,559
    Rheinmetall AG                                               925     92,306
#   RIB Software SE                                              833     14,881
*   RWE AG                                                     8,756    184,494
    SAF-Holland SA                                             1,209     21,362
    Salzgitter AG                                                796     35,712
    SAP SE                                                       882     93,391
*   Schaltbau Holding AG                                         174      7,626
    SHW AG                                                       202      8,507
#   Sixt SE                                                      563     39,797
    Software AG                                                  770     33,667
    Stroeer SE & Co. KGaA                                        445     28,689
    Suedzucker AG                                              1,926     41,107
#   Symrise AG                                                   699     48,941
    TAG Immobilien AG                                          2,214     36,329
    Takkt AG                                                     583     14,315
    Telefonica Deutschland Holding AG                          5,114     26,418
    ThyssenKrupp AG                                            1,298     38,552
*   Tom Tailor Holding SE                                      1,248     10,467
    Uniper SE                                                  2,025     41,733
    United Internet AG                                           699     42,555
    Volkswagen AG                                                339     53,306
    Vonovia SE                                                   877     35,540
*   Vossloh AG                                                   388     25,806
    VTG AG                                                       331     16,594
    Wacker Chemie AG                                             409     50,759
    Wacker Neuson SE                                             532     14,282
    XING AG                                                       17      4,996
                                                                     ----------
TOTAL GERMANY                                                         6,511,372
                                                                     ----------
HONG KONG -- (2.7%)
    APT Satellite Holdings, Ltd.                              19,500      9,619
    ASM Pacific Technology, Ltd.                               2,800     36,186
    Associated International Hotels, Ltd.                      6,000     18,434
    Bank of East Asia, Ltd. (The)                             10,148     43,410
    BOC Hong Kong Holdings, Ltd.                              22,500    110,621
*   Brightoil Petroleum Holdings, Ltd.                        42,000     10,914

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                           --------- --------
HONG KONG -- (Continued)
    Cafe de Coral Holdings, Ltd.                              10,000 $ 32,187
    Cathay Pacific Airways, Ltd.                              17,000   26,635
    Cheung Kong Property Holdings, Ltd.                        5,000   40,434
*   China Energy Development Holdings, Ltd.                  176,000    2,072
    Chow Sang Sang Holdings International, Ltd.                5,000   11,676
    Chow Tai Fook Jewellery Group, Ltd.                        3,200    3,325
    Chuang's Consortium International, Ltd.                   93,642   21,801
    CITIC Telecom International Holdings, Ltd.                 8,000    2,436
    CK Hutchison Holdings, Ltd.                               10,000  131,591
    CK Infrastructure Holdings, Ltd.                           3,000   27,962
    CLP Holdings, Ltd.                                         5,000   53,276
    Dah Sing Banking Group, Ltd.                               8,960   19,189
    Dah Sing Financial Holdings, Ltd.                          4,576   32,379
*   Esprit Holdings, Ltd.                                     35,700   17,590
    Far East Consortium International, Ltd.                   37,000   20,399
#   FIH Mobile, Ltd.                                          55,000   18,377
    First Pacific Co., Ltd.                                   55,600   41,611
    Future Bright Holdings, Ltd.                              30,000    2,687
*   G-Resources Group, Ltd.                                1,184,400   15,463
    Giordano International, Ltd.                              20,000   11,129
*   Global Brands Group Holding, Ltd.                         30,000    2,839
    Great Eagle Holdings, Ltd.                                 3,000   16,452
#   Guotai Junan International Holdings, Ltd.                 84,000   25,860
    Hang Lung Group, Ltd.                                     12,000   45,582
    Hang Lung Properties, Ltd.                                16,000   39,793
    Hang Seng Bank, Ltd.                                       3,100   67,396
    Henderson Land Development Co., Ltd.                       7,200   41,614
    HKT Trust & HKT, Ltd.                                     34,000   44,539
    Hong Kong & China Gas Co., Ltd.                           19,647   37,134
    Hong Kong Aircraft Engineering Co., Ltd.                   1,200    8,369
    Hong Kong Exchanges & Clearing, Ltd.                       2,560   72,930
#   Hongkong & Shanghai Hotels, Ltd. (The)                    11,096   19,724
    Hopewell Holdings, Ltd.                                   14,000   53,547
    Hutchison Telecommunications Hong Kong Holdings, Ltd.     15,000    5,756
    Hysan Development Co., Ltd.                                8,000   38,686
    Johnson Electric Holdings, Ltd.                            9,375   33,313
    Kerry Logistics Network, Ltd.                              6,500    9,347
    Kerry Properties, Ltd.                                    13,000   45,555
#   Kingston Financial Group, Ltd.                            62,000   21,574
    Kowloon Development Co., Ltd.                             10,000   11,016
    L'Occitane International SA                                9,250   21,383
    Lai Sun Development Co., Ltd.                            143,000    5,302
#   Li & Fung, Ltd.                                          106,000   38,775
    Lifestyle International Holdings, Ltd.                     4,500    6,124
    Liu Chong Hing Investment, Ltd.                           12,000   19,839
    Luk Fook Holdings International, Ltd.                      8,000   29,372
    Man Wah Holdings, Ltd.                                    64,000   55,245
*   Midland Holdings, Ltd.                                    46,000   12,234
*   Midland IC&I, Ltd.                                        23,000    1,162
    MTR Corp., Ltd.                                            7,053   40,728
    New World Development Co., Ltd.                           47,317   63,899
*   Newocean Energy Holdings, Ltd.                            42,000   12,414
    NWS Holdings, Ltd.                                        38,806   74,239

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
HONG KONG -- (Continued)
*   Orient Overseas International, Ltd.                        6,000 $   55,838
*   Pacific Basin Shipping, Ltd.                              42,000      9,177
    Pacific Textiles Holdings, Ltd.                           15,000     16,964
    PCCW, Ltd.                                                45,000     25,307
    Pico Far East Holdings, Ltd.                              14,000      5,771
    Power Assets Holdings, Ltd.                                2,500     24,762
    Prada SpA                                                  2,700      9,638
    Regal Hotels International Holdings, Ltd.                  8,600      6,736
    SA SA International Holdings, Ltd.                        28,000     10,285
    Samsonite International SA                                17,400     72,867
    Shangri-La Asia, Ltd.                                     17,500     28,420
*   Shun Tak Holdings, Ltd.                                   27,500     11,860
*   Singamas Container Holdings, Ltd.                         42,000      6,017
    Sino Land Co., Ltd.                                       28,800     47,499
    SITC International Holdings Co., Ltd.                     14,000     11,648
    SmarTone Telecommunications Holdings, Ltd.                16,500     21,669
*   SOCAM Development, Ltd.                                    4,000      1,213
    Stella International Holdings, Ltd.                       10,000     17,140
    Sun Hung Kai & Co., Ltd.                                  11,619      7,673
    Sun Hung Kai Properties, Ltd.                              4,134     63,962
    Swire Pacific, Ltd. Class A                                1,500     14,946
    Swire Pacific, Ltd. Class B                                5,000      8,855
    Techtronic Industries Co., Ltd.                           21,500     95,531
    Television Broadcasts, Ltd.                                5,100     18,669
#   Texwinca Holdings, Ltd.                                   14,000      8,493
    Transport International Holdings, Ltd.                     4,000     13,490
*   Trinity, Ltd.                                             64,000      3,687
    Varitronix International, Ltd.                            17,000      9,077
    Victory City International Holdings, Ltd.                 14,000        475
    Vitasoy International Holdings, Ltd.                      18,000     38,465
    VTech Holdings, Ltd.                                       2,200     31,821
    WH Group, Ltd.                                            45,500     42,663
    Wharf Holdings, Ltd. (The)                                 6,625     56,310
    Wheelock & Co., Ltd.                                       8,000     60,284
    Xinyi Glass Holdings, Ltd.                                32,000     33,065
    Yue Yuen Industrial Holdings, Ltd.                        15,000     61,930
                                                                     ----------
TOTAL HONG KONG                                                       2,735,352
                                                                     ----------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                               8,712     72,710
    CRH P.L.C.                                                 1,886     66,200
    CRH P.L.C. Sponsored ADR                                   1,293     45,345
*   FBD Holdings P.L.C.                                          158      1,581
    Glanbia P.L.C.                                             1,329     27,512
    Irish Continental Group P.L.C.                             3,964     25,183
    Kerry Group P.L.C. Class A                                   667     60,016
    Kingspan Group P.L.C.(0492793)                             1,183     39,506
    Kingspan Group P.L.C.(4491235)                             1,606     53,494

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                                   3,976 $118,250
                                                                       --------
TOTAL IRELAND                                                           509,797
                                                                       --------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                              1,975      151
*   Airport City, Ltd.                                           1,409   18,615
*   AudioCodes, Ltd.                                               614    4,184
    Bank Hapoalim BM                                             5,787   40,085
    Bank Leumi Le-Israel BM                                     16,662   80,047
    Bezeq The Israeli Telecommunication Corp., Ltd.             10,611   15,754
*   Clal Insurance Enterprises Holdings, Ltd.                      684   11,075
    Delek Automotive Systems, Ltd.                                 855    7,069
    Delta-Galil Industries, Ltd.                                   374   10,357
    Elbit Systems, Ltd.                                            102   12,879
    First International Bank Of Israel, Ltd.                     1,226   22,377
    Formula Systems 1985, Ltd.                                     173    6,346
    Harel Insurance Investments & Financial Services, Ltd.       1,465    8,712
    Israel Chemicals, Ltd.                                       1,084    5,166
*   Israel Discount Bank, Ltd. Class A                          11,877   30,618
*   Jerusalem Oil Exploration                                      300   15,918
    Melisron, Ltd.                                                 118    6,015
    Migdal Insurance & Financial Holding, Ltd.                   7,718    7,917
    Mizrahi Tefahot Bank, Ltd.                                   3,321   60,010
*   Naphtha Israel Petroleum Corp., Ltd.                         1,479   10,075
    Oil Refineries, Ltd.                                         7,964    3,703
*   Partner Communications Co., Ltd.                             2,267   11,487
    Paz Oil Co., Ltd.                                              120   20,034
*   Phoenix Holdings, Ltd. (The)                                 1,952    8,304
    Shikun & Binui, Ltd.                                         5,298   12,183
    Strauss Group, Ltd.                                          1,319   25,259
    Summit Real Estate Holdings, Ltd.                            1,546   10,144
*   Union Bank of Israel                                           247    1,270
                                                                       --------
TOTAL ISRAEL                                                            465,754
                                                                       --------
ITALY -- (2.7%)
    A2A SpA                                                     16,029   27,267
    ACEA SpA                                                     1,354   20,326
    Anima Holding SpA                                            3,139   25,475
*   Ansaldo STS SpA                                              2,050   28,133
*   Arnoldo Mondadori Editore SpA                                1,773    3,693
    Assicurazioni Generali SpA                                   7,440  134,948
    Astaldi SpA                                                  1,321    8,775
    Atlantia SpA                                                 2,073   63,059
    Autogrill SpA                                                2,299   27,296
#   Azimut Holding SpA                                           1,510   33,832
#*  Banca Carige SpA                                             6,536    1,962
    Banca Generali SpA                                           1,007   35,722
    Banca IFIS SpA                                                 180    8,447
    Banca Mediolanum SpA                                         3,607   31,539
#*  Banca Monte dei Paschi di Siena SpA                             51      677
    Banca Popolare di Sondrio SCPA                               9,550   41,673
*   Banco BPM SpA                                                2,396    8,727

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
ITALY -- (Continued)
    BPER Banca                                                  10,482 $ 57,583
    Brembo SpA                                                   2,670   41,058
    Buzzi Unicem SpA                                             2,089   52,907
    Cairo Communication SpA                                         42      194
    Cementir Holding SpA                                         2,563   18,257
    CNH Industrial NV                                            6,535   75,698
#*  Credito Valtellinese SpA                                     2,646   12,824
    Danieli & C Officine Meccaniche SpA                            433   11,154
    De' Longhi SpA                                                 720   23,679
    Enel SpA                                                    13,639   77,803
    Eni SpA                                                      5,888   93,226
#   Eni SpA Sponsored ADR                                        2,146   67,771
    ERG SpA                                                      1,082   15,461
    Ferrari NV(BD6G507)                                            342   35,989
#   Ferrari NV(N3167Y103)                                          160   16,830
*   Fiat Chrysler Automobiles NV(N31738102)                     13,679  165,379
*   Fiat Chrysler Automobiles NV(BRJFWP3)                        3,434   41,408
    FinecoBank Banca Fineco SpA                                  2,236   19,597
*   GEDI Gruppo Editoriale SpA                                   4,144    3,847
#   Geox SpA                                                       852    3,381
    Hera SpA                                                    12,421   40,164
*   IMMSI SpA                                                    4,196    2,275
    Industria Macchine Automatiche SpA                             246   24,384
    Interpump Group SpA                                          1,758   53,489
    Intesa Sanpaolo SpA                                         33,069  113,838
    Iren SpA                                                     8,189   20,839
    Italgas SpA                                                  1,721    9,476
    Italmobiliare SpA                                              492   13,977
    Leonardo SpA                                                 6,992  121,845
    Luxottica Group SpA                                             27    1,559
    MARR SpA                                                       686   17,589
#*  Mediaset SpA                                                14,069   54,997
    Mediobanca SpA                                               6,386   66,629
    Moncler SpA                                                    924   24,813
    Parmalat SpA                                                 3,464   12,553
    Piaggio & C SpA                                              2,131    5,916
    Prysmian SpA                                                 2,221   71,041
    Reply SpA                                                       87   18,394
*   Saipem SpA                                                   8,166   33,506
#   Salvatore Ferragamo SpA                                        861   24,957
    Saras SpA                                                   13,711   31,548
    Snam SpA                                                     8,606   40,717
    Societa Cattolica di Assicurazioni SCRL                      4,310   37,270
    Societa Iniziative Autostradali e Servizi SpA                1,213   16,691
*   Telecom Italia SpA                                          88,857   91,417
*   Telecom Italia SpA Sponsored ADR                             8,020   83,408
    Terna Rete Elettrica Nazionale SpA                           8,437   48,199
#   Tod's SpA                                                      194   13,478
*   UniCredit SpA                                                6,516  128,069
    Unione di Banche Italiane SpA                               18,429   89,032
    Unipol Gruppo Finanziario SpA                                6,471   30,295
    UnipolSai Assicurazioni SpA                                 26,802   61,960

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
ITALY -- (Continued)
    Vittoria Assicurazioni SpA                                   877 $   12,291
                                                                     ----------
TOTAL ITALY                                                           2,752,213
                                                                     ----------
JAPAN -- (22.3%)
    77 Bank, Ltd. (The)                                        7,000     36,089
    ABC-Mart, Inc.                                               100      5,702
    Adastria Co., Ltd.                                           600     14,989
    ADEKA Corp.                                                2,100     32,238
    Advantest Corp.                                            1,600     29,281
    Aeon Co., Ltd.                                             5,810     87,538
    Aeon Delight Co., Ltd.                                       600     20,044
    AEON Financial Service Co., Ltd.                             900     19,589
    Ahresty Corp.                                                800      8,145
    Aica Kogyo Co., Ltd.                                       1,000     32,090
    Aichi Bank, Ltd. (The)                                       200     11,126
    Aichi Steel Corp.                                            400     16,741
    Aisan Industry Co., Ltd.                                   1,300     11,611
    Aisin Seiki Co., Ltd.                                      2,000    103,978
*   Akebono Brake Industry Co., Ltd.                           6,000     19,846
    Akita Bank, Ltd. (The)                                     5,000     14,448
#   Alpen Co., Ltd.                                              700     12,794
    Alpine Electronics, Inc.                                   1,300     23,702
    Alps Electric Co., Ltd.                                    1,300     35,351
    Amano Corp.                                                1,700     38,689
    ANA Holdings, Inc.                                         3,000     10,299
    Anritsu Corp.                                              1,200      9,668
    AOKI Holdings, Inc.                                        1,200     15,533
    Aomori Bank, Ltd. (The)                                    2,000      6,997
    Aoyama Trading Co., Ltd.                                   1,200     41,829
    Aozora Bank, Ltd.                                          6,000     23,058
    Arakawa Chemical Industries, Ltd.                            900     15,812
    Arcland Sakamoto Co., Ltd.                                   400      5,476
    Arcs Co., Ltd.                                               800     17,301
    Asahi Diamond Industrial Co., Ltd.                         1,000      7,563
    Asahi Glass Co., Ltd.                                      1,800     75,761
    Asahi Holdings, Inc.                                         300      5,638
    Asahi Kasei Corp.                                         10,000    114,199
    Asatsu-DK, Inc.                                              900     23,070
    Asics Corp.                                                1,000     18,178
    Avex Group Holdings, Inc.                                  1,200     15,780
    Awa Bank, Ltd. (The)                                       5,000     32,839
    Axial Retailing, Inc.                                        100      3,921
    Bank of Iwate, Ltd. (The)                                    400     15,570
    Bank of Kyoto, Ltd. (The)                                  5,000     47,926
#   Bank of Nagoya, Ltd. (The)                                   400     14,714
    Bank of Okinawa, Ltd. (The)                                  720     28,427
    Bank of Saga, Ltd. (The)                                   1,000      2,365
    Bank of the Ryukyus, Ltd.                                  1,400     19,983
    Benesse Holdings, Inc.                                       700     26,790
    Bic Camera, Inc.                                           3,100     35,980
    Bridgestone Corp.                                          4,300    180,907
    Broadleaf Co., Ltd.                                        1,400      9,407
    Brother Industries, Ltd.                                   3,400     86,749

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    C Uyemura & Co., Ltd.                                          200 $ 11,474
    Calbee, Inc.                                                   400   16,583
    Canon Electronics, Inc.                                        600   11,683
    Canon Marketing Japan, Inc.                                  1,200   26,506
    Canon, Inc.                                                    994   34,582
#   Canon, Inc. Sponsored ADR                                    4,495  157,010
    Capcom Co., Ltd.                                             1,200   29,724
    Casio Computer Co., Ltd.                                     2,100   34,399
    Central Glass Co., Ltd.                                      4,000   17,550
    Central Japan Railway Co.                                      300   48,278
    Chiba Bank, Ltd. (The)                                       3,000   21,523
    Chiba Kogyo Bank, Ltd. (The)                                 1,500    7,735
    Chofu Seisakusho Co., Ltd.                                     700   17,121
    Chubu Electric Power Co., Inc.                               1,800   23,652
    Chubu Shiryo Co., Ltd.                                       1,400   20,193
    Chudenko Corp.                                                 800   21,406
    Chuetsu Pulp & Paper Co., Ltd.                               6,000   12,511
    Chugoku Bank, Ltd. (The)                                     3,300   47,834
    Chugoku Electric Power Co., Inc. (The)                       1,200   13,156
    Chugoku Marine Paints, Ltd.                                  2,000   15,540
    Chukyo Bank, Ltd. (The)                                        700   14,735
    Citizen Watch Co., Ltd.                                      2,500   18,588
    CKD Corp.                                                    2,200   36,860
    Coca-Cola Bottlers Japan, Inc.                               1,245   37,559
#   COLOPL, Inc.                                                 2,100   23,551
#   Colowide Co., Ltd.                                             700   12,154
    COMSYS Holdings Corp.                                        1,600   32,778
    Concordia Financial Group, Ltd.                              7,046   35,531
    Cosmo Energy Holdings Co., Ltd.                              1,500   25,991
    Credit Saison Co., Ltd.                                        400    7,705
    Dai Nippon Printing Co., Ltd.                                2,000   22,060
    Daibiru Corp.                                                1,500   16,903
    Daicel Corp.                                                 3,100   40,294
    Daido Steel Co., Ltd.                                        7,000   42,600
    Daifuku Co., Ltd.                                              800   27,629
    Daihen Corp.                                                 3,000   26,745
    Daiichikosho Co., Ltd.                                         400   19,265
    Daikin Industries, Ltd.                                        400   42,349
    Daikyo, Inc.                                                 5,000   10,473
#   Daio Paper Corp.                                             3,000   38,955
    Daisan Bank, Ltd. (The)                                        700   10,885
    Daiseki Co., Ltd.                                              200    4,750
    Daishi Bank, Ltd. (The)                                      8,000   36,663
    Daito Trust Construction Co., Ltd.                             200   33,805
    Daiwa House Industry Co., Ltd.                               2,100   73,251
    Daiwa Securities Group, Inc.                                 6,000   34,556
    Daiwabo Holdings Co., Ltd.                                   8,000   31,483
    DCM Holdings Co., Ltd.                                       1,800   15,675
    Dena Co., Ltd.                                               1,100   24,166
    Denka Co., Ltd.                                             11,000   61,090
    Denso Corp.                                                  1,100   52,828
    Dentsu, Inc.                                                   800   37,406
    DIC Corp.                                                    1,400   52,806

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Disco Corp.                                                    200 $ 35,447
    DMG Mori Co., Ltd.                                           1,100   18,247
    Don Quijote Holdings Co., Ltd.                                 600   21,791
    Doutor Nichires Holdings Co., Ltd.                             400    8,840
    Dowa Holdings Co., Ltd.                                      5,000   40,367
    DTS Corp.                                                      900   27,474
#   Dunlop Sports Co., Ltd.                                      1,100   11,221
    Duskin Co., Ltd.                                             1,000   27,147
    Eagle Industry Co., Ltd.                                     1,300   22,626
    East Japan Railway Co.                                         600   56,269
    Ebara Corp.                                                  1,000   29,254
    EDION Corp.                                                  1,800   16,584
#   Ehime Bank, Ltd. (The)                                       1,200   15,164
    Eighteenth Bank, Ltd. (The)                                  4,000   10,647
    Eizo Corp.                                                     500   20,047
    Electric Power Development Co., Ltd.                           600   15,203
    Enplas Corp.                                                   500   20,577
    Exedy Corp.                                                  1,000   31,297
    Ezaki Glico Co., Ltd.                                          300   15,774
#   FamilyMart UNY Holdings Co., Ltd.                              911   51,000
    FCC Co., Ltd.                                                1,000   21,868
*   Felissimo Corp.                                                400    4,430
    FIDEA Holdings Co., Ltd.                                     5,200    8,526
    Foster Electric Co., Ltd.                                      500    9,818
    FP Corp.                                                       500   27,354
    France Bed Holdings Co., Ltd.                                1,200   10,928
    Fudo Tetra Corp.                                             9,100   15,023
    Fuji Electric Co., Ltd.                                      7,000   38,540
#   Fuji Kyuko Co., Ltd.                                         1,000   10,526
    Fuji Media Holdings, Inc.                                    1,600   23,117
    Fuji Oil Holdings, Inc.                                      1,100   25,990
    Fuji Seal International, Inc.                                  800   22,450
    Fuji Soft, Inc.                                                600   17,219
    Fujibo Holdings, Inc.                                          500   15,170
    FUJIFILM Holdings Corp.                                      1,300   47,786
    Fujikura, Ltd.                                               7,000   58,935
    Fujimori Kogyo Co., Ltd.                                       300    8,938
    Fujitec Co., Ltd.                                            1,400   19,313
    Fujitsu General, Ltd.                                        1,000   21,108
    Fujitsu, Ltd.                                               16,000  119,148
    Fukui Bank, Ltd. (The)                                       7,000   17,059
    Fukuoka Financial Group, Inc.                                6,000   27,662
    Fukuyama Transporting Co., Ltd.                              5,000   31,935
    Furukawa Co., Ltd.                                           3,000    5,566
    Furukawa Electric Co., Ltd.                                  1,800   81,232
    Futaba Corp.                                                 1,100   20,174
    Futaba Industrial Co., Ltd.                                    900    9,325
    Geo Holdings Corp.                                             900    9,840
    Glory, Ltd.                                                  1,000   33,300
#   GMO internet, Inc.                                           1,100   14,186
    Godo Steel, Ltd.                                               600   11,432
    Goldcrest Co., Ltd.                                            600   13,365
    GS Yuasa Corp.                                               9,000   42,478

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   GungHo Online Entertainment, Inc.                            3,500 $  9,457
    Gunma Bank, Ltd. (The)                                       5,300   31,052
    Gunze, Ltd.                                                  5,000   19,294
    Gurunavi, Inc.                                                 700   11,451
    H2O Retailing Corp.                                          2,945   48,189
    Hachijuni Bank, Ltd. (The)                                   7,000   44,442
    Hakuhodo DY Holdings, Inc.                                   2,200   30,876
    Hankyu Hanshin Holdings, Inc.                                2,400   85,660
    Hanwa Co., Ltd.                                              4,000   28,607
    Haseko Corp.                                                 2,200   27,545
    Hazama Ando Corp.                                            4,200   28,982
    Heiwa Corp.                                                    800   17,600
    Heiwa Real Estate Co., Ltd.                                  1,300   20,388
    Heiwado Co., Ltd.                                            1,200   27,269
    Hikari Tsushin, Inc.                                           200   21,840
    Hino Motors, Ltd.                                            1,000   11,770
    Hiroshima Bank, Ltd. (The)                                  11,000   47,022
    HIS Co., Ltd.                                                  800   24,597
    Hitachi Capital Corp.                                        1,300   30,926
    Hitachi Chemical Co., Ltd.                                   1,300   36,959
    Hitachi Construction Machinery Co., Ltd.                     1,500   42,941
    Hitachi High-Technologies Corp.                                400   14,724
    Hitachi Kokusai Electric, Inc.                                 800   20,624
    Hitachi Maxell, Ltd.                                           600   13,276
    Hitachi Metals, Ltd.                                         2,000   27,836
    Hitachi Transport System, Ltd.                               1,100   25,319
    Hitachi Zosen Corp.                                          3,800   20,003
    Hitachi, Ltd.                                               41,000  282,072
    Hokkaido Electric Power Co., Inc.                            1,600   12,050
    Hokkan Holdings, Ltd.                                        5,000   19,220
    Hokkoku Bank, Ltd. (The)                                     7,000   28,290
    Hokuetsu Bank, Ltd. (The)                                      400    9,496
    Hokuetsu Industries Co., Ltd.                                  200    1,740
    Hokuetsu Kishu Paper Co., Ltd.                               3,600   25,261
    Hokuhoku Financial Group, Inc.                               2,500   40,641
#   Hokuriku Electric Power Co.                                  1,800   16,665
    Hokuto Corp.                                                   800   14,274
    Honda Motor Co., Ltd.                                        7,300  204,341
#   Honda Motor Co., Ltd. Sponsored ADR                          3,554   99,583
    Hosiden Corp.                                                2,600   30,072
    House Foods Group, Inc.                                      1,500   38,722
    Hyakugo Bank, Ltd. (The)                                     4,000   16,129
    Hyakujushi Bank, Ltd. (The)                                  4,000   12,975
    Ibiden Co., Ltd.                                             2,800   48,593
    Ichiyoshi Securities Co., Ltd.                                 500    4,483
    Idemitsu Kosan Co., Ltd.                                     1,300   31,553
#   IDOM, Inc.                                                   1,200    7,948
*   IHI Corp.                                                   20,000   65,919
    Iida Group Holdings Co., Ltd.                                1,624   27,748
    Iino Kaiun Kaisha, Ltd.                                      2,500   11,495
    Inaba Denki Sangyo Co., Ltd.                                   600   23,633
    Inabata & Co., Ltd.                                            300    4,217
    Inpex Corp.                                                  4,100   39,899

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Internet Initiative Japan, Inc.                                 700 $12,655
    Iseki & Co., Ltd.                                               500  10,400
    Isetan Mitsukoshi Holdings, Ltd.                              1,600  15,592
*   Ishihara Sangyo Kaisha, Ltd.                                  1,300  14,241
    Isuzu Motors, Ltd.                                            4,500  61,705
    Ito En, Ltd.                                                    600  22,187
    ITOCHU Corp.                                                  4,600  72,135
    Itochu Enex Co., Ltd.                                         1,800  16,198
    Itoham Yonekyu Holdings, Inc.                                 5,000  46,505
    IwaiCosmo Holdings, Inc.                                        900  10,555
    Iwatani Corp.                                                 7,000  45,379
    Iyo Bank, Ltd. (The)                                          4,300  35,110
    J Front Retailing Co., Ltd.                                   3,400  48,594
    J-Oil Mills, Inc.                                               300  10,470
    Japan Aviation Electronics Industry, Ltd.                     1,000  15,799
#*  Japan Display, Inc.                                           9,400  16,823
    Japan Exchange Group, Inc.                                    3,000  53,842
    Japan Pulp & Paper Co., Ltd.                                  5,000  19,130
    Japan Steel Works, Ltd. (The)                                 1,600  26,424
    Japan Wool Textile Co., Ltd. (The)                            2,000  17,135
    JFE Holdings, Inc.                                            2,000  38,577
    Joshin Denki Co., Ltd.                                        1,000  14,070
    JSR Corp.                                                     2,100  37,006
    JTEKT Corp.                                                   3,200  45,548
    Juki Corp.                                                    1,700  25,716
    Juroku Bank, Ltd. (The)                                       6,000  19,022
    JVC Kenwood Corp.                                             1,500   4,368
    JXTG Holdings, Inc.                                          17,200  76,454
#   K's Holdings Corp.                                            1,400  28,106
    Kaga Electronics Co., Ltd.                                      600  13,235
    Kajima Corp.                                                  6,000  52,318
    Kakaku.com, Inc.                                              1,500  21,193
    Kamigumi Co., Ltd.                                            4,000  42,868
    Kanamoto Co., Ltd.                                              600  21,510
    Kandenko Co., Ltd.                                            4,000  42,809
    Kaneka Corp.                                                  8,000  64,105
    Kanematsu Corp.                                              12,000  26,224
    Kansai Electric Power Co., Inc. (The)                         3,300  44,309
    Kansai Paint Co., Ltd.                                        1,000  22,874
    Kao Corp.                                                     1,000  60,885
    Kato Sangyo Co., Ltd.                                           300   8,081
    Kato Works Co., Ltd.                                            400  12,868
    Kawasaki Heavy Industries, Ltd.                              15,000  47,758
#*  Kawasaki Kisen Kaisha, Ltd.                                  15,000  37,243
    KDDI Corp.                                                    3,700  98,039
    Keihan Holdings Co., Ltd.                                     5,000  32,349
    Keihanshin Building Co., Ltd.                                   600   3,797
    Keihin Corp.                                                  1,100  15,828
    Keikyu Corp.                                                  3,000  34,817
    Keio Corp.                                                    3,000  25,123
    Keisei Electric Railway Co., Ltd.                               500  13,683
    Keiyo Bank, Ltd. (The)                                        6,000  25,385
    Key Coffee, Inc.                                                300   5,939

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Keyence Corp.                                                 100  $ 46,191
    Kinden Corp.                                                1,500    23,348
    Kintetsu Group Holdings Co., Ltd.                           7,000    26,843
    Kintetsu World Express, Inc.                                  600    10,507
    Kitz Corp.                                                  3,000    26,845
    Kiyo Bank, Ltd. (The)                                       1,500    25,086
    Koa Corp.                                                     600    10,584
#*  Kobe Steel, Ltd.                                            3,900    48,781
    Kohnan Shoji Co., Ltd.                                      1,300    23,708
    Koito Manufacturing Co., Ltd.                                 500    29,208
    Kokuyo Co., Ltd.                                            1,600    25,478
    Komatsu, Ltd.                                               4,200   112,634
    Komeri Co., Ltd.                                              500    14,629
    Komori Corp.                                                1,500    17,836
    Konami Holdings Corp.                                         500    26,077
    Konica Minolta, Inc.                                        7,300    60,467
    Konishi Co., Ltd.                                           1,200    18,332
    Konoike Transport Co., Ltd.                                 1,300    17,705
    Kose Corp.                                                    200    22,256
    Kubota Corp. Sponsored ADR                                    500    43,770
    Kurabo Industries, Ltd.                                     8,000    20,762
    Kuraray Co., Ltd.                                           3,200    62,213
    Kureha Corp.                                                  500    25,144
    Kurimoto, Ltd.                                                100     1,874
    Kurita Water Industries, Ltd.                               2,100    59,746
    KYB Corp.                                                   4,000    22,576
    Kyocera Corp. Sponsored ADR                                   910    55,592
    Kyoei Steel, Ltd.                                           1,000    15,433
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            1,100    18,416
    Kyokuto Securities Co., Ltd.                                  700     9,847
    Kyoritsu Maintenance Co., Ltd.                                480    13,705
    Kyushu Electric Power Co., Inc.                             1,800    21,316
    Kyushu Financial Group, Inc.                                6,330    39,719
    Lawson, Inc.                                                  100     6,808
    Leopalace21 Corp.                                           4,000    28,524
    Life Corp.                                                    200     5,296
    Lintec Corp.                                                1,100    26,704
    Lion Corp.                                                  1,000    21,405
    LIXIL Group Corp.                                           1,700    43,750
    Maeda Road Construction Co., Ltd.                           2,000    41,293
    Makino Milling Machine Co., Ltd.                            2,000    16,891
    Makita Corp.                                                1,000    39,116
    Marubeni Corp.                                              2,700    17,891
    Maruha Nichiro Corp.                                        1,200    32,748
    Maruichi Steel Tube, Ltd.                                     600    18,518
    Max Co., Ltd.                                               1,000    13,680
    Mazda Motor Corp.                                           6,499    97,698
    Mebuki Financial Group, Inc.                                7,020    27,024
    Megmilk Snow Brand Co., Ltd.                                1,000    27,647
    Meidensha Corp.                                             3,000    10,659
    Meitec Corp.                                                  400    18,747
    Michinoku Bank, Ltd. (The)                                  2,000     3,388
    Micronics Japan Co., Ltd.                                     800     8,472

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Mimasu Semiconductor Industry Co., Ltd.                        500 $  8,026
    Minebea Mitsumi, Inc.                                        2,770   45,637
    Ministop Co., Ltd.                                             800   17,601
    Mirait Holdings Corp.                                        2,000   23,449
    Misawa Homes Co., Ltd.                                       1,200   11,013
    MISUMI Group, Inc.                                           3,600   89,279
    Mito Securities Co., Ltd.                                    3,000    8,340
    Mitsuba Corp.                                                1,900   33,129
    Mitsubishi Chemical Holdings Corp.                          13,100  109,677
    Mitsubishi Corp.                                             3,600   78,164
    Mitsubishi Electric Corp.                                    7,000  108,365
    Mitsubishi Estate Co., Ltd.                                  2,000   36,366
    Mitsubishi Gas Chemical Co., Inc.                            2,400   55,372
    Mitsubishi Heavy Industries, Ltd.                           22,598   89,846
    Mitsubishi Materials Corp.                                   1,500   50,391
    Mitsubishi Motors Corp.                                      7,000   50,495
    Mitsubishi Nichiyu Forklift Co., Ltd.                        2,000   16,092
*   Mitsubishi Paper Mills, Ltd.                                 1,000    7,051
    Mitsubishi Pencil Co., Ltd.                                  1,200   32,698
    Mitsubishi Shokuhin Co., Ltd.                                  400   11,573
    Mitsubishi Steel Manufacturing Co., Ltd.                     2,000    5,145
    Mitsubishi UFJ Financial Group, Inc.                        31,270  198,380
    Mitsubishi UFJ Lease & Finance Co., Ltd.                     4,400   23,439
    Mitsuboshi Belting, Ltd.                                     2,000   22,880
    Mitsui & Co., Ltd.                                           4,900   71,250
    Mitsui Chemicals, Inc.                                      18,000  102,260
    Mitsui Engineering & Shipbuilding Co., Ltd.                 18,000   25,093
    Mitsui Fudosan Co., Ltd.                                     2,000   45,900
    Mitsui High-Tec, Inc.                                          800   12,485
    Mitsui Mining & Smelting Co., Ltd.                          14,000   61,158
    Mitsui OSK Lines, Ltd.                                      11,000   34,235
    Mitsui Sugar Co., Ltd.                                         600   18,217
    Mitsui-Soko Holdings Co., Ltd.                               2,000    5,458
    Miyazaki Bank, Ltd. (The)                                    5,000   16,715
    Mizuho Financial Group, Inc.                                92,600  164,677
    Mizuno Corp.                                                 4,000   23,255
    Monex Group, Inc.                                            6,900   19,502
    Morinaga & Co., Ltd.                                           400   22,925
    Morinaga Milk Industry Co., Ltd.                             4,000   29,221
    Morita Holdings Corp.                                        1,000   15,683
    MS&AD Insurance Group Holdings, Inc.                         2,064   72,394
    Murata Manufacturing Co., Ltd.                                 500   77,785
    Musashi Seimitsu Industry Co., Ltd.                            900   25,059
    Musashino Bank, Ltd. (The)                                     600   17,927
    Nabtesco Corp.                                               1,200   38,957
    Nachi-Fujikoshi Corp.                                        6,000   33,165
    Nagase & Co., Ltd.                                           1,700   26,686
    Nagoya Railroad Co., Ltd.                                    3,000   13,758
    Nankai Electric Railway Co., Ltd.                            7,000   34,445
    Nanto Bank, Ltd. (The)                                         500   14,709
    NEC Corp.                                                   31,000   84,272
    NEC Networks & System Integration Corp.                        600   13,109
    NET One Systems Co., Ltd.                                    1,400   13,418

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Neturen Co., Ltd.                                            1,500 $ 13,808
    NGK Insulators, Ltd.                                         1,000   20,110
    NGK Spark Plug Co., Ltd.                                       800   16,152
    NHK Spring Co., Ltd.                                         2,000   21,601
    Nichias Corp.                                                3,000   36,433
    Nichicon Corp.                                               2,400   26,376
    Nichiha Corp.                                                  900   33,430
    Nichirei Corp.                                               3,000   84,316
    Nidec Corp.                                                    300   33,057
#   Nifco, Inc.                                                    700   40,376
    Nihon Dempa Kogyo Co., Ltd.                                    400    3,345
    Nihon M&A Center, Inc.                                       1,600   64,243
    Nihon Nohyaku Co., Ltd.                                      1,000    5,811
    Nihon Parkerizing Co., Ltd.                                  2,000   28,617
    Nihon Unisys, Ltd.                                           1,200   20,009
    Nikkon Holdings Co., Ltd.                                    1,700   40,188
    Nikon Corp.                                                  2,200   38,764
    Nippo Corp.                                                  1,000   20,344
    Nippon Chemi-Con Corp.                                       3,000   12,119
    Nippon Concrete Industries Co., Ltd.                         1,100    4,267
    Nippon Denko Co., Ltd.                                       4,000   18,777
    Nippon Densetsu Kogyo Co., Ltd.                                600   11,926
    Nippon Electric Glass Co., Ltd.                                600   21,240
    Nippon Express Co., Ltd.                                     9,000   57,472
    Nippon Flour Mills Co., Ltd.                                 1,500   24,170
    Nippon Gas Co., Ltd.                                         1,100   34,523
    Nippon Koei Co., Ltd.                                          200    5,534
    Nippon Light Metal Holdings Co., Ltd.                       10,000   26,905
    Nippon Paper Industries Co., Ltd.                            2,300   45,855
    Nippon Pillar Packing Co., Ltd.                                300    5,019
    Nippon Road Co., Ltd. (The)                                  2,000   11,171
*   Nippon Sheet Glass Co., Ltd.                                 2,000   16,924
    Nippon Shokubai Co., Ltd.                                      400   26,168
    Nippon Steel & Sumitomo Metal Corp.                          3,067   75,288
    Nippon Suisan Kaisha, Ltd.                                   5,500   32,098
    Nippon Telegraph & Telephone Corp.                             400   19,575
    Nippon Valqua Industries, Ltd.                                 800   21,139
    Nippon Yakin Kogyo Co., Ltd.                                 2,500    5,028
*   Nippon Yusen K.K.                                           17,000   32,453
    Nishi-Nippon Financial Holdings, Inc.                        3,000   33,753
    Nishi-Nippon Railroad Co., Ltd.                              6,000   26,444
    Nishimatsu Construction Co., Ltd.                            7,000   40,285
    Nissan Chemical Industries, Ltd.                               600   19,918
    Nissan Motor Co., Ltd.                                      18,700  185,677
    Nissan Shatai Co., Ltd.                                      1,500   15,530
    Nissha Printing Co., Ltd.                                      600   16,417
    Nisshin Oillio Group, Ltd. (The)                             5,000   29,600
    Nisshin Seifun Group, Inc.                                   2,255   37,030
    Nisshin Steel Co., Ltd.                                        400    4,901
    Nisshinbo Holdings, Inc.                                     2,000   20,253
    Nissin Electric Co., Ltd.                                      900   10,930
    Nitta Corp.                                                    500   16,058
    Nitto Denko Corp.                                              500   44,585

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nitto Kogyo Corp.                                            1,000 $ 16,197
    Nojima Corp.                                                   100    1,619
    NOK Corp.                                                      800   18,312
    Nomura Holdings, Inc.                                        8,200   48,718
    Nomura Real Estate Holdings, Inc.                            1,800   35,678
    Nomura Research Institute, Ltd.                                726   27,177
    Noritake Co., Ltd.                                             500   19,167
    Noritz Corp.                                                   700   13,729
    North Pacific Bank, Ltd.                                     8,000   26,818
    NS Solutions Corp.                                             800   16,843
    NSK, Ltd.                                                    2,900   37,382
    NTN Corp.                                                   12,000   55,848
    NTT Data Corp.                                               2,500   27,232
    NTT DOCOMO, Inc.                                             5,700  132,365
    Obara Group, Inc.                                              100    5,529
    Obayashi Corp.                                               5,200   62,611
    Obic Co., Ltd.                                                 800   50,015
    Odakyu Electric Railway Co., Ltd.                            1,000   19,809
    Ogaki Kyoritsu Bank, Ltd. (The)                             10,000   28,891
    Ohsho Food Service Corp.                                       400   15,561
    Oiles Corp.                                                    740   13,234
    Oita Bank, Ltd. (The)                                        4,000   15,073
    Oji Holdings Corp.                                           6,000   30,771
    Okabe Co., Ltd.                                              1,100   10,768
    Okamura Corp.                                                2,000   20,332
    Okasan Securities Group, Inc.                                4,000   24,225
    Oki Electric Industry Co., Ltd.                              1,500   20,538
    Okinawa Electric Power Co., Inc. (The)                         990   23,349
    OKUMA Corp.                                                  3,000   28,839
    Okumura Corp.                                                3,000   21,831
    Omron Corp.                                                    400   19,957
    Onward Holdings Co., Ltd.                                    2,000   14,509
    Oriental Land Co., Ltd.                                        400   28,996
    ORIX Corp.                                                  10,800  171,379
    Osaka Gas Co., Ltd.                                          8,000   32,041
#   OSG Corp.                                                    1,700   35,843
    Pacific Industrial Co., Ltd.                                   600    7,800
    PAL GROUP Holdings Co., Ltd.                                   200    6,384
    PanaHome Corp.                                               2,000   21,720
    Panasonic Corp.                                              9,000  123,960
    Parco Co., Ltd.                                                300    3,698
#   Park24 Co., Ltd.                                               600   15,185
    Penta-Ocean Construction Co., Ltd.                           7,000   41,699
    Pigeon Corp.                                                   900   33,360
    Pilot Corp.                                                    800   34,847
    Piolax, Inc.                                                   900   24,862
#*  Pioneer Corp.                                               11,400   22,511
    Plenus Co., Ltd.                                               900   21,081
    Press Kogyo Co., Ltd.                                        4,000   18,814
    Pressance Corp.                                              1,200   16,563
    Prima Meat Packers, Ltd.                                     5,000   31,921
    Relo Group, Inc.                                             2,000   40,143
    Rengo Co., Ltd.                                              4,000   22,707

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
*   Renown, Inc.                                                 2,700 $  5,038
    Resona Holdings, Inc.                                       12,700   65,426
    Resorttrust, Inc.                                              900   16,590
    Ricoh Co., Ltd.                                              7,200   67,698
    Ricoh Leasing Co., Ltd.                                        500   17,470
    Riken Corp.                                                    400   18,721
    Rohm Co., Ltd.                                                 400   30,915
    Roland DG Corp.                                                400   10,024
    Round One Corp.                                                900    9,612
    Ryosan Co., Ltd.                                               600   23,467
    Ryoyo Electro Corp.                                          1,200   19,335
    Saibu Gas Co., Ltd.                                          6,000   15,068
    Sakai Chemical Industry Co., Ltd.                            3,000   12,158
    San-A Co., Ltd.                                                100    4,460
    San-Ai Oil Co., Ltd.                                         2,000   20,320
    San-In Godo Bank, Ltd. (The)                                 3,000   24,367
*   Sanden Holdings Corp.                                        4,000   11,409
    Sanken Electric Co., Ltd.                                    6,000   30,417
    Sankyo Co., Ltd.                                               700   22,976
#   Sankyo Tateyama, Inc.                                          900   12,715
    Sankyu, Inc.                                                 4,000   30,127
    Sanrio Co., Ltd.                                               500   10,042
    Sanwa Holdings Corp.                                         4,000   43,314
    Sanyo Chemical Industries, Ltd.                                400   18,996
    Sanyo Electric Railway Co., Ltd.                             3,000   15,366
#   Sanyo Shokai, Ltd.                                             500    7,530
    Sanyo Special Steel Co., Ltd.                                3,000   18,202
    Sawada Holdings Co., Ltd.                                    1,400   12,712
    SBI Holdings, Inc.                                           4,470   63,950
    SCREEN Holdings Co., Ltd.                                      400   26,737
    SCSK Corp.                                                   1,000   42,200
    Secom Co., Ltd.                                                200   15,006
    Sega Sammy Holdings, Inc.                                    1,700   22,938
#   Seiko Epson Corp.                                            1,400   36,851
    Seiko Holdings Corp.                                         6,000   26,784
    Seino Holdings Co., Ltd.                                     3,200   43,088
    Seiren Co., Ltd.                                               400    6,761
    Sekisui Chemical Co., Ltd.                                   4,000   73,681
    Sekisui House, Ltd.                                          2,700   46,738
    Senko Group Holdings Co., Ltd.                               5,000   34,038
    Senshu Ikeda Holdings, Inc.                                  3,000   12,427
#   Senshukai Co., Ltd.                                          1,200    7,395
    Seria Co., Ltd.                                                800   39,706
    Seven & I Holdings Co., Ltd.                                 2,600  104,792
#   Seven Bank, Ltd.                                             5,200   20,578
#*  Sharp Corp.                                                  3,000   10,561
    Shiga Bank, Ltd. (The)                                       7,000   37,098
    Shikoku Bank, Ltd. (The)                                     5,000   13,407
#   Shikoku Electric Power Co., Inc.                             1,900   22,832
    Shima Seiki Manufacturing, Ltd.                                400   19,453
    Shimachu Co., Ltd.                                           1,000   25,024
    Shimano, Inc.                                                  100   14,661
    Shimizu Corp.                                                4,000   42,264

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Shin-Etsu Chemical Co., Ltd.                                 1,000 $ 91,465
    Shindengen Electric Manufacturing Co., Ltd.                  3,000   15,558
    Shinko Electric Industries Co., Ltd.                         2,300   16,735
    Shinko Plantech Co., Ltd.                                    1,300   11,108
    Shinko Shoji Co., Ltd.                                         900   11,761
    Shinmaywa Industries, Ltd.                                   4,000   34,974
    Shinsei Bank, Ltd.                                          13,000   21,427
    Shiseido Co., Ltd.                                             700   24,726
    Shizuoka Gas Co., Ltd.                                       2,100   15,884
*   Shoko Co., Ltd.                                              5,000    4,759
*   Showa Corp.                                                    800    7,728
    Showa Denko K.K.                                             3,800   98,912
    Showa Shell Sekiyu K.K.                                      4,800   52,285
    Sintokogio, Ltd.                                             1,500   15,796
    SKY Perfect JSAT Holdings, Inc.                              3,500   15,712
    SMC Corp.                                                      100   31,791
    SMK Corp.                                                    3,000   12,669
    Sodick Co., Ltd.                                             1,500   18,268
    SoftBank Group Corp.                                         1,761  141,932
    Sojitz Corp.                                                22,000   55,420
    Sompo Holdings, Inc.                                           900   35,300
    Sony Corp.                                                   5,200  213,638
    Sony Corp. Sponsored ADR                                       820   33,677
    Sotetsu Holdings, Inc.                                       6,000   29,376
    Square Enix Holdings Co., Ltd.                                 700   22,903
    St Marc Holdings Co., Ltd.                                     800   25,003
    Stanley Electric Co., Ltd.                                   1,300   42,944
    Start Today Co., Ltd.                                        2,100   59,255
    Starts Corp., Inc.                                           1,000   26,130
    Subaru Corp.                                                 1,000   36,077
#   Sumco Corp.                                                  1,100   17,803
    Sumitomo Bakelite Co., Ltd.                                  5,000   36,323
    Sumitomo Corp.                                               3,800   51,364
    Sumitomo Densetsu Co., Ltd.                                  1,300   20,705
    Sumitomo Electric Industries, Ltd.                           5,000   80,822
    Sumitomo Forestry Co., Ltd.                                  3,600   55,107
    Sumitomo Heavy Industries, Ltd.                              9,000   65,614
    Sumitomo Metal Mining Co., Ltd.                              3,000   45,308
    Sumitomo Mitsui Construction Co., Ltd.                       8,100    8,807
    Sumitomo Mitsui Financial Group, Inc.                        5,264  203,116
    Sumitomo Osaka Cement Co., Ltd.                             11,000   51,489
    Sumitomo Realty & Development Co., Ltd.                      1,000   30,272
    Sumitomo Riko Co., Ltd.                                        500    5,230
    Sumitomo Rubber Industries, Ltd.                             1,900   32,946
    Sumitomo Seika Chemicals Co., Ltd.                             200   10,055
    Sumitomo Warehouse Co., Ltd. (The)                           4,000   25,631
    Sun Frontier Fudousan Co., Ltd.                              1,200   12,807
    Suruga Bank, Ltd.                                              800   19,291
    Suzuki Motor Corp.                                           1,400   66,362
*   SWCC Showa Holdings Co., Ltd.                               14,000   11,545
    T Hasegawa Co., Ltd.                                           800   16,853
    T&D Holdings, Inc.                                           2,400   35,404
    Tachi-S Co., Ltd.                                            1,000   18,243

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Tadano, Ltd.                                                  2,000 $24,771
    Taiheiyo Cement Corp.                                        19,000  71,293
    Taiho Kogyo Co., Ltd.                                         1,300  18,326
    Taikisha, Ltd.                                                  500  13,448
    Taisei Corp.                                                  1,000   9,572
#   Taiyo Nippon Sanso Corp.                                        900  10,401
#   Taiyo Yuden Co., Ltd.                                         2,000  33,584
#   Takara Leben Co., Ltd.                                        1,100   5,046
    Takara Standard Co., Ltd.                                     1,000  16,791
    Takasago International Corp.                                    200   7,856
    Takashimaya Co., Ltd.                                         5,000  45,739
    Takeuchi Manufacturing Co., Ltd.                                900  17,445
    Takuma Co., Ltd.                                              4,000  40,967
    Tamura Corp.                                                  4,000  21,856
    TDK Corp.                                                       900  64,684
    TechnoPro Holdings, Inc.                                        600  25,742
    Teijin, Ltd.                                                  3,800  76,188
    THK Co., Ltd.                                                   900  27,480
    TIS, Inc.                                                     1,200  36,276
*   Toa Corp.                                                       600   9,796
    TOA ROAD Corp.                                                3,000  12,397
    Toagosei Co., Ltd.                                            2,400  28,949
    Tobishima Corp.                                               5,000   7,653
    Tobu Railway Co., Ltd.                                        3,000  15,885
    Tochigi Bank, Ltd. (The)                                      4,000  16,276
    Toei Co., Ltd.                                                1,000  10,196
    Toho Bank, Ltd. (The)                                         5,000  17,446
    Toho Gas Co., Ltd.                                            2,000  13,554
    Toho Zinc Co., Ltd.                                           3,000  12,918
    Tohoku Electric Power Co., Inc.                               2,400  32,695
    TOKAI Holdings Corp.                                            700   5,383
    Tokai Rika Co., Ltd.                                            900  16,526
    Token Corp.                                                     270  34,327
    Tokio Marine Holdings, Inc.                                   1,900  79,901
*   Tokuyama Corp.                                                8,000  36,345
    Tokyo Century Corp.                                           1,300  55,372
    Tokyo Dome Corp.                                              1,500  14,437
*   Tokyo Electric Power Co. Holdings, Inc.                       6,200  26,298
    Tokyo Electron, Ltd.                                            300  42,191
    Tokyo Gas Co., Ltd.                                           5,000  26,529
    Tokyo Ohka Kogyo Co., Ltd.                                      400  13,021
    Tokyo Seimitsu Co., Ltd.                                        700  24,280
    Tokyo Tatemono Co., Ltd.                                      1,000  13,607
    Tokyo TY Financial Group, Inc.                                  259   6,893
    Tokyu Construction Co., Ltd.                                  2,100  16,794
    Tokyu Corp.                                                   1,000  14,715
    Tokyu Fudosan Holdings Corp.                                  3,900  23,394
    TOMONY Holdings, Inc.                                         3,900  19,072
    Topcon Corp.                                                  1,200  20,531
    Toppan Forms Co., Ltd.                                        2,100  21,835
    Toppan Printing Co., Ltd.                                     3,000  31,703
    Topre Corp.                                                   1,400  36,905
    Topy Industries, Ltd.                                           700  21,499

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Toray Industries, Inc.                                       6,000 $ 54,180
    Toshiba Machine Co., Ltd.                                    3,000   14,246
    Toshiba Plant Systems & Services Corp.                         800   13,027
    Toshiba TEC Corp.                                            4,000   22,140
    Tosoh Corp.                                                 10,000  118,401
    TOTO, Ltd.                                                     500   20,121
    Towa Bank, Ltd. (The)                                       18,000   20,048
#   Toyo Engineering Corp.                                       4,000   10,520
    Toyo Ink SC Holdings Co., Ltd.                               6,000   31,089
    Toyo Kanetsu K.K.                                            5,000   16,366
    Toyo Seikan Group Holdings, Ltd.                             1,800   29,506
    Toyo Suisan Kaisha, Ltd.                                       200    7,266
    Toyo Tire & Rubber Co., Ltd.                                 2,000   41,053
    Toyobo Co., Ltd.                                            19,000   36,178
    Toyoda Gosei Co., Ltd.                                       1,600   37,751
    Toyota Boshoku Corp.                                         1,100   22,973
    Toyota Industries Corp.                                        400   21,461
    Toyota Motor Corp.                                          10,906  614,660
    Toyota Motor Corp. Sponsored ADR                             3,466  391,103
    Toyota Tsusho Corp.                                          3,700  118,948
    Trancom Co., Ltd.                                              300   14,827
    Transcosmos, Inc.                                              600   14,420
    Trend Micro, Inc.                                              500   25,006
    Trusco Nakayama Corp.                                          600   15,389
    TS Tech Co., Ltd.                                              400   11,855
    Tsubakimoto Chain Co.                                        3,000   25,453
    Tsukuba Bank, Ltd.                                           2,900    8,695
    UACJ Corp.                                                   3,114    9,191
    Ube Industries, Ltd.                                        29,000   78,557
    Ulvac, Inc.                                                  1,300   69,700
    Unicharm Corp.                                                 800   20,526
    Union Tool Co.                                                 600   17,812
    Unipres Corp.                                                1,100   25,583
    United Arrows, Ltd.                                            500   15,154
    Universal Entertainment Corp.                                  800   22,952
#   Unizo Holdings Co., Ltd.                                       500   11,601
    Ushio, Inc.                                                  1,700   23,858
    USS Co., Ltd.                                                  800   16,161
    Valor Holdings Co., Ltd.                                       500   11,300
    VT Holdings Co., Ltd.                                        3,900   19,936
    Wacoal Holdings Corp.                                        2,000   28,096
    Wakita & Co., Ltd.                                           1,000   11,278
    West Holdings Corp.                                          1,800   13,894
    West Japan Railway Co.                                         500   35,890
    Xebio Holdings Co., Ltd.                                       700   13,184
#   Yahoo Japan Corp.                                            5,300   23,987
    Yamada Denki Co., Ltd.                                       8,168   43,624
#   Yamagata Bank, Ltd. (The)                                    4,000   18,158
    Yamaguchi Financial Group, Inc.                              4,000   47,079
    Yamaha Corp.                                                   600   21,218
    Yamaha Motor Co., Ltd.                                       1,300   32,650
    Yamanashi Chuo Bank, Ltd. (The)                              4,000   16,339
    Yamato Kogyo Co., Ltd.                                         900   25,227

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Yamazaki Baking Co., Ltd.                                 1,400 $    28,085
    Yamazen Corp.                                               200       2,053
    Yaoko Co., Ltd.                                             400      17,259
    Yaskawa Electric Corp.                                    1,900      50,938
    Yellow Hat, Ltd.                                            100       2,583
    Yodogawa Steel Works, Ltd.                                  700      19,248
    Yokogawa Bridge Holdings Corp.                              300       4,564
    Yokogawa Electric Corp.                                   1,600      26,928
    Yokohama Rubber Co., Ltd. (The)                           2,500      50,344
    Yorozu Corp.                                                700      11,815
    Zensho Holdings Co., Ltd.                                 1,300      23,516
    Zeon Corp.                                                4,000      49,904
                                                                    -----------
TOTAL JAPAN                                                          22,528,534
                                                                    -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                                    2,548     111,250
    ABN AMRO Group NV                                           537      15,178
#   Accell Group                                                878      26,765
    Aegon NV                                                 14,188      79,530
    Akzo Nobel NV                                             2,821     255,397
#*  Altice NV Class A                                           860      21,188
*   Altice NV Class B                                           606      14,972
    AMG Advanced Metallurgical Group NV                       1,751      60,445
    Amsterdam Commodities NV                                    391      11,615
    APERAM SA                                                   865      42,042
    Arcadis NV                                                1,720      35,174
#*  ArcelorMittal                                             4,052     106,009
    ASM International NV                                        727      43,749
    ASML Holding NV(B929F46)                                    504      76,019
    ASML Holding NV(B908F01)                                    154      23,151
    BE Semiconductor Industries NV                              935      60,820
#   BinckBank NV                                              1,231       6,771
    Boskalis Westminster                                      2,359      84,374
#   Brunel International NV                                     272       4,180
    Coca-Cola European Partners P.L.C.                          572      24,827
    Corbion NV                                                  916      29,583
*   Fugro NV                                                  1,470      23,611
    Gemalto NV                                                  965      49,190
    ING Groep NV                                             10,649     198,964
    KAS Bank NV                                                  70         808
    Kendrion NV                                                 337      14,377
    Koninklijke Ahold Delhaize NV                             2,930      59,933
    Koninklijke Ahold Delhaize NV Sponsored ADR               5,225     106,799
    Koninklijke BAM Groep NV                                  4,155      24,707
#   Koninklijke KPN NV                                       25,735      93,324
    Koninklijke Vopak NV                                      1,111      52,897
    NN Group NV                                               2,520     102,145
*   OCI NV                                                      950      20,352
    PostNL NV                                                 9,281      43,930
    Randstad Holding NV                                         921      55,532
    Refresco Group NV                                           218       4,259
    RELX NV                                                   3,695      77,611
    RELX NV Sponsored ADR                                     2,928      61,818

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    SBM Offshore NV                                            2,531 $   43,769
    Sligro Food Group NV                                         627     28,360
*   Telegraaf Media Groep NV                                     853      6,078
    TKH Group NV                                                 877     53,639
*   TomTom NV                                                  1,851     19,648
    Unilever NV(B12T3J1)                                         907     52,858
#   Unilever NV(904784709)                                     2,329    135,478
    Wessanen                                                   2,763     48,717
    Wolters Kluwer NV                                          1,867     83,032
                                                                     ----------
TOTAL NETHERLANDS                                                     2,594,875
                                                                     ----------
NEW ZEALAND -- (0.3%)
#*  a2 Milk Co., Ltd.                                          8,890     29,481
    Air New Zealand, Ltd.                                     11,327     28,516
    Auckland International Airport, Ltd.                       3,615     18,898
    Chorus, Ltd.                                              10,565     35,403
    Contact Energy, Ltd.                                       7,971     32,096
    Fletcher Building, Ltd.(6341606)                           4,961     29,781
    Fletcher Building, Ltd.(6341617)                             913      5,483
    Infratil, Ltd.                                             5,431     12,609
    Kathmandu Holdings, Ltd.                                   4,918      8,388
    Mainfreight, Ltd.                                          1,051     19,180
    Mercury NZ, Ltd.                                           5,353     13,999
    Meridian Energy, Ltd.                                        756      1,635
*   New Zealand Oil & Gas, Ltd.                                  292        131
    New Zealand Refining Co., Ltd. (The)                       4,103      7,608
    NZME, Ltd.                                                 1,604      1,117
    Port of Tauranga, Ltd.                                     1,808      6,354
    SKY Network Television, Ltd.                               3,260      8,103
    Spark New Zealand, Ltd.                                   18,634     52,485
    Tilt Renewables, Ltd.                                      2,795      4,536
    Trade Me Group, Ltd.                                       2,088      8,585
    Trustpower, Ltd.                                           2,795     12,177
*   Xero, Ltd.                                                     3         59
                                                                     ----------
TOTAL NEW ZEALAND                                                       336,624
                                                                     ----------
NORWAY -- (0.9%)
*   Akastor ASA                                                1,805      3,698
    Aker ASA Class A                                             302     11,436
    Aker BP ASA                                                  799     15,093
*   Aker Solutions ASA                                           784      3,921
    Atea ASA                                                     726      8,902
    Austevoll Seafood ASA                                      2,794     24,819
    Bakkafrost P/F                                               470     18,455
    Bonheur ASA                                                  128      1,321
    BW LPG, Ltd.                                               1,956      8,820
#*  BW Offshore, Ltd.                                          2,050      6,318
    DNB ASA                                                    3,805     74,747
#*  DNO ASA                                                    3,689      4,303
    Ekornes ASA                                                  300      4,352
#*  Fred Olsen Energy ASA                                        566        827
    Frontline, Ltd.                                              727      4,214

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
NORWAY -- (Continued)
#   Gjensidige Forsikring ASA                                      752 $ 13,015
    Grieg Seafood ASA                                            1,850   15,187
*   Kongsberg Automotive ASA                                    28,148   29,823
    Kongsberg Gruppen ASA                                          640   10,883
*   Kvaerner ASA                                                 6,566    9,584
    Leroy Seafood Group ASA                                      4,490   26,062
    Marine Harvest ASA                                           2,483   46,292
*   Nordic Semiconductor ASA                                     3,571   17,637
    Norsk Hydro ASA                                              2,206   14,234
#*  Norwegian Air Shuttle ASA                                      201    4,935
    Orkla ASA                                                      943    9,714
*   Petroleum Geo-Services ASA                                   6,042   13,251
*   Prosafe SE                                                     108      418
    Protector Forsikring ASA                                     1,652   16,168
    Salmar ASA                                                     616   16,015
*   Seadrill, Ltd.(B09RMQ1)                                        818      305
*   Seadrill, Ltd.(B0HWHV8)                                      1,658      611
*   Sevan Marine ASA                                               744    1,236
    SpareBank 1 SR-Bank ASA                                      3,295   32,887
    Statoil ASA                                                  4,147   77,939
#   Statoil ASA Sponsored ADR                                    3,231   60,614
    Stolt-Nielsen, Ltd.                                            218    3,332
    Storebrand ASA                                               8,568   71,468
    Subsea 7 SA                                                  2,853   42,275
    Telenor ASA                                                    923   18,426
    TGS NOPEC Geophysical Co. ASA                                1,477   31,213
    Tomra Systems ASA                                            2,200   31,269
    Veidekke ASA                                                 1,440   19,035
    Wilh Wilhelmsen Holding ASA Class A                            523   16,442
    Yara International ASA                                         602   23,927
                                                                       --------
TOTAL NORWAY                                                            865,423
                                                                       --------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                4,909   22,294
#*  Banco Comercial Portugues SA Class R                       168,593   48,056
    EDP - Energias de Portugal SA                                9,374   33,282
    EDP Renovaveis SA                                            4,715   37,681
    Galp Energia SGPS SA                                         4,613   73,903
    Jeronimo Martins SGPS SA                                     2,262   44,490
    Mota-Engil SGPS SA                                           2,737    7,699
    Navigator Co. SA (The)                                       5,658   24,386
    NOS SGPS SA                                                  3,274   20,838
#   REN - Redes Energeticas Nacionais SGPS SA                    3,580   11,601
    Sonae SGPS SA                                               13,955   16,037
                                                                       --------
TOTAL PORTUGAL                                                          340,267
                                                                       --------
SINGAPORE -- (1.0%)
    Ascendas India Trust                                        20,500   17,389
*   Boustead Projects, Ltd.                                      4,800    3,304
    Boustead Singapore, Ltd.                                    16,000   11,203
    Bukit Sembawang Estates, Ltd.                                2,000   10,046
    CapitaLand, Ltd.                                            14,000   38,085

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    ComfortDelGro Corp., Ltd.                                  6,000 $   10,223
*   COSCO Shipping International Singapore Co., Ltd.          14,000      3,147
    CSE Global, Ltd.                                          19,000      5,815
    CWT, Ltd.                                                  9,000     13,740
    DBS Group Holdings, Ltd.                                   5,104     81,427
    Delfi, Ltd.                                                3,000      4,437
*   Ezion Holdings, Ltd.                                      31,824      5,636
#*  Ezra Holdings, Ltd.                                      104,356        639
    Far East Orchard, Ltd.                                     8,000      9,133
    First Resources, Ltd.                                     12,000     16,548
    GL, Ltd.                                                  19,000     10,304
    Golden Agri-Resources, Ltd.                               29,000      8,444
    GuocoLand, Ltd.                                           12,000     16,862
    Hutchison Port Holdings Trust                             50,000     23,735
    Hyflux, Ltd.                                              14,000      4,955
    Indofood Agri Resources, Ltd.                              6,000      2,192
    Keppel Corp., Ltd.                                         6,300     29,794
    Keppel Infrastructure Trust                               18,264      7,411
    M1, Ltd.                                                   7,000      9,323
*   Midas Holdings, Ltd.                                      30,000      4,532
*   Noble Group, Ltd.                                          7,000      1,933
    Olam International, Ltd.                                   8,400     12,085
    OUE, Ltd.                                                  5,000      7,378
    Oversea-Chinese Banking Corp., Ltd.                       12,027    100,730
*   Raffles Education Corp., Ltd.                              6,127        875
    SATS, Ltd.                                                 6,278     22,368
    SembCorp Industries, Ltd.                                 15,400     36,676
    SIIC Environment Holdings, Ltd.                           33,700     12,061
    Sinarmas Land, Ltd.                                       33,000     10,339
    Singapore Airlines, Ltd.                                   5,200     39,851
    Singapore Exchange, Ltd.                                   6,000     33,488
    Singapore Post, Ltd.                                      14,000     13,578
    Singapore Technologies Engineering, Ltd.                   9,000     25,026
    Singapore Telecommunications, Ltd.                        22,000     64,399
    Stamford Land Corp., Ltd.                                  9,000      3,456
    StarHub, Ltd.                                              4,400      8,862
*   Swiber Holdings, Ltd.                                      2,249         34
*   Tat Hong Holdings, Ltd.                                   10,000      2,728
    United Engineers, Ltd.                                    12,000     23,181
    United Industrial Corp., Ltd.                              9,900     23,444
    United Overseas Bank, Ltd.                                 6,529    115,535
    UOB-Kay Hian Holdings, Ltd.                               12,000     12,218
    UOL Group, Ltd.                                            9,289     54,047
    Venture Corp., Ltd.                                        4,700     45,659
    Wing Tai Holdings, Ltd.                                   10,000     15,049
    Yeo Hiap Seng, Ltd.                                        1,767      1,688
*   Yongnam Holdings, Ltd.                                    31,125      5,398
                                                                     ----------
TOTAL SINGAPORE                                                       1,040,410
                                                                     ----------
SPAIN -- (2.9%)
    Abertis Infraestructuras SA                                2,140     42,194
    Acciona SA                                                   648     55,391
    Acerinox SA                                                3,789     48,643

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SPAIN -- (Continued)
    ACS Actividades de Construccion y Servicios SA               1,350 $ 51,689
    Aena SA                                                         20    3,909
    Amadeus IT Group SA                                          1,683  103,595
    Applus Services SA                                           1,021   13,150
    Atresmedia Corp. de Medios de Comunicacion SA                1,085   12,734
    Banco Bilbao Vizcaya Argentaria SA                           9,018   81,592
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            16,378  148,711
    Banco de Sabadell SA                                        64,945  145,031
    Banco Santander SA                                          37,876  257,863
#   Banco Santander SA Sponsored ADR                            29,370  200,306
    Bankia SA                                                    2,115   10,690
    Bankinter SA                                                 3,572   34,764
    Bolsas y Mercados Espanoles SHMSF SA                         1,498   54,944
    CaixaBank SA                                                 8,091   42,145
    Cellnex Telecom SA                                           1,335   30,027
    Cie Automotive SA                                              590   14,603
    Construcciones y Auxiliar de Ferrocarriles SA                  520   23,122
    Distribuidora Internacional de Alimentacion SA               8,452   56,928
#*  Duro Felguera SA                                             2,644    2,349
    Ebro Foods SA                                                  994   23,793
    Elecnor SA                                                     157    2,164
    Enagas SA                                                    2,634   74,445
    Ence Energia y Celulosa SA                                   3,405   14,511
    Endesa SA                                                    1,354   32,054
    Euskaltel SA                                                   433    4,427
    Ferrovial SA                                                 1,621   34,960
    Gas Natural SDG SA                                           3,433   80,346
    Grupo Catalana Occidente SA                                    923   41,061
    Iberdrola SA                                                32,771  258,333
*   Indra Sistemas SA                                            1,150   17,793
    Industria de Diseno Textil SA                                1,738   68,989
    Inmobiliaria Colonial SA                                     2,648   24,699
    Mapfre SA                                                   19,733   73,502
    Mediaset Espana Comunicacion SA                              4,163   52,470
    Melia Hotels International SA                                  953   14,772
    Miquel y Costas & Miquel SA                                    303   11,215
    Obrascon Huarte Lain SA                                      2,259    9,486
    Papeles y Cartones de Europa SA                              1,604   14,072
*   Pescanova SA                                                   468      764
*   Promotora de Informaciones SA Class A                          966    3,655
    Prosegur Cia de Seguridad SA                                 3,225   22,042
    Red Electrica Corp. SA                                       2,668   57,158
    Repsol SA                                                    5,373   89,985
    Repsol SA Sponsored ADR                                      2,032   34,160
*   Sacyr SA                                                     7,623   20,342
    Siemens Gamesa Renewable Energy SA                           4,309   70,500
    Tecnicas Reunidas SA                                           630   22,340
    Telefonica SA                                                6,588   74,596
    Telefonica SA Sponsored ADR                                 12,139  136,928
*   Tubacex SA                                                   1,844    7,217
    Vidrala SA                                                     390   30,385
    Viscofan SA                                                    735   43,728

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
    Zardoya Otis SA                                           3,054  $   32,034
                                                                     ----------
TOTAL SPAIN                                                           2,933,306
                                                                     ----------
SWEDEN -- (2.9%)
    AAK AB                                                      685      50,632
    AF AB Class B                                             1,570      34,390
    Alfa Laval AB                                             2,007      44,824
    Assa Abloy AB Class B                                     2,063      44,196
    Atlas Copco AB Class A                                    1,384      50,056
    Atlas Copco AB Class B                                      777      25,164
#   Avanza Bank Holding AB                                      446      18,402
    Axfood AB                                                 1,400      23,578
    Beijer Alma AB                                              381      11,127
    Bergman & Beving AB                                         600       7,433
    Bilia AB Class A                                          3,116      30,104
    BillerudKorsnas AB                                        4,342      68,657
    Boliden AB                                                4,049     127,114
    Bonava AB Class B                                         1,600      27,997
    Bure Equity AB                                              991      12,176
#   Byggmax Group AB                                          1,675      13,538
    Castellum AB                                              2,615      40,647
    Clas Ohlson AB Class B                                      566      11,636
    Cloetta AB Class B                                        2,007       7,183
    Com Hem Holding AB                                        1,063      15,525
    Concentric AB                                             1,052      16,506
    Dios Fastigheter AB                                       1,958      11,449
    Duni AB                                                     892      12,928
    Dustin Group AB                                           1,281      10,745
    Electrolux AB Series B                                    1,570      53,687
*   Essity AB Class B                                         2,444      70,864
    Fabege AB                                                   643      12,700
*   Fastighets AB Balder Class B                                476      12,111
#*  Fingerprint Cards AB Class B                                985       4,606
*   Haldex AB                                                 2,000      26,696
    Hemfosa Fastigheter AB                                    2,030      24,903
    Hennes & Mauritz AB Class B                               1,312      34,230
    Hexagon AB Class B                                          547      27,028
    Hexpol AB                                                 4,840      49,503
    HIQ International AB                                      1,637      10,945
    Holmen AB Class B                                           995      44,940
    Husqvarna AB Class B                                      2,318      23,580
#   ICA Gruppen AB                                              746      29,892
    Indutrade AB                                              2,102      51,853
    Intrum Justitia AB                                          841      27,366
    JM AB                                                     1,200      42,119
    KappAhl AB                                                3,182      18,103
    Klovern AB Class B                                        9,144      11,681
    KNOW IT AB                                                  721      11,622
    Lindab International AB                                   1,863      19,590
    Loomis AB Class B                                         1,303      48,409
*   Lundin Petroleum AB                                       1,699      38,693
#   Mekonomen AB                                                827      17,416
    Millicom International Cellular SA                          674      42,234

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
#   Modern Times Group MTG AB Class B                            763 $   26,517
*   Momentum Group AB Class B                                    600      6,187
    NCC AB Class B                                             1,600     41,631
    NetEnt AB                                                  1,506     14,531
    New Wave Group AB Class B                                  1,962     13,668
    Nibe Industrier AB Class B                                 5,600     53,391
    Nobia AB                                                   4,200     43,121
    Nordea Bank AB                                             7,848     99,025
    Oriflame Holding AG                                          539     20,692
    Pandox AB                                                    625     11,242
    Peab AB                                                    4,058     47,634
#   Ratos AB Class B                                           5,280     25,223
    Rezidor Hotel Group AB                                     1,026      3,954
    Saab AB Class B                                            1,477     68,532
    Sandvik AB                                                 2,872     45,259
*   SAS AB                                                     1,855      4,434
    Scandi Standard AB                                         1,287      9,204
    Securitas AB Class B                                       3,673     61,168
    Skandinaviska Enskilda Banken AB Class A                   4,651     58,902
    Skanska AB Class B                                           951     21,610
    SKF AB Class A                                               582     11,594
    SKF AB Class B                                             2,766     54,977
    SkiStar AB                                                   883     19,634
*   SSAB AB Class A(B17H0S8)                                   6,154     31,093
*   SSAB AB Class A(BPRBWK4)                                     604      3,074
*   SSAB AB Class B(B17H3F6)                                   7,331     30,271
*   SSAB AB Class B(BPRBWM6)                                   3,408     14,125
    Svenska Cellulosa AB SCA Class B                           2,444     20,236
    Svenska Handelsbanken AB Class A                           3,800     56,560
    Sweco AB Class B                                             833     20,344
    Swedbank AB Class A                                        2,231     58,179
    Systemair AB                                                 603     10,235
    Tele2 AB Class B                                           4,251     50,594
    Telefonaktiebolaget LM Ericsson Class A                      436      2,826
    Telefonaktiebolaget LM Ericsson Class B                    7,036     45,540
    Telefonaktiebolaget LM Ericsson Sponsored ADR              5,201     33,390
    Telia Co. AB                                              25,204    118,480
    Thule Group AB                                               628     12,221
    Trelleborg AB Class B                                      1,366     32,173
    Volvo AB Class A                                           1,258     21,356
    Volvo AB Class B                                           8,211    139,467
    Wallenstam AB Class B                                      2,048     20,851
    Wihlborgs Fastigheter AB                                     494     12,016
                                                                     ----------
TOTAL SWEDEN                                                          2,965,939
                                                                     ----------
SWITZERLAND -- (5.0%)
    ABB, Ltd.                                                  2,205     51,655
#   ABB, Ltd. Sponsored ADR                                    4,791    112,589
    Adecco Group AG                                            1,762    134,428
    Allreal Holding AG                                           211     38,366
    ALSO Holding AG                                               82     10,723
    ams AG                                                     1,102     79,417
    APG SGA SA                                                    44     19,846

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
*   Arbonia AG                                                  1,332  $ 25,343
    Aryzta AG                                                     811    26,061
    Ascom Holding AG                                            1,349    26,717
    Autoneum Holding AG                                           124    29,797
    Baloise Holding AG                                            631   101,380
    Bank Cler AG                                                   87     3,909
    Banque Cantonale Vaudoise                                      49    35,451
    Barry Callebaut AG                                             34    48,489
    Belimo Holding AG                                               7    29,024
    Bell Food Group AG                                             20     9,204
#   Berner Kantonalbank AG                                        107    20,266
    BKW AG                                                        158     9,003
    Bobst Group SA                                                277    30,840
    Bossard Holding AG Class A                                     88    19,030
    Bucher Industries AG                                          173    57,687
    Burckhardt Compression Holding AG                              52    15,445
    Burkhalter Holding AG                                         152    21,535
    Cembra Money Bank AG                                          458    41,085
    Cie Financiere Richemont SA                                 2,087   177,416
    Clariant AG                                                 4,658   108,240
    Conzzeta AG                                                     9     9,418
    Credit Suisse Group AG                                      7,607   116,932
    Daetwyler Holding AG                                          119    19,450
    DKSH Holding AG                                               628    49,419
    dormakaba Holding AG                                           37    32,980
*   Dufry AG                                                      469    74,714
    EFG International AG                                        1,159     8,606
    Emmi AG                                                        98    69,045
    Energiedienst Holding AG                                      604    16,491
    Flughafen Zurich AG                                           408   104,056
    Forbo Holding AG                                               27    40,995
    GAM Holding AG                                              2,686    42,348
    Geberit AG                                                    140    67,334
    Georg Fischer AG                                               84    95,537
    Givaudan SA                                                    34    67,647
    Gurit Holding AG                                               16    19,225
    Helvetia Holding AG                                            56    31,300
    Hiag Immobilien Holding AG                                    109    13,489
#   HOCHDORF Holding AG                                            20     5,997
    Huber & Suhner AG                                             335    23,875
    Implenia AG                                                   444    32,836
    Inficon Holding AG                                             39    21,388
    Interroll Holding AG                                           14    18,356
    Intershop Holding AG                                            2       989
    Julius Baer Group, Ltd.                                       993    56,211
    Kardex AG                                                     238    26,232
    Komax Holding AG                                               24     7,010
    Kudelski SA                                                 1,531    24,376
    Kuehne + Nagel International AG                               283    49,283
    LafargeHolcim, Ltd.                                         1,193    71,283
    LEM Holding SA                                                  9    10,889
    Liechtensteinische Landesbank AG                               96     4,855
    Logitech International SA                                   2,432    88,269

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Luzerner Kantonalbank AG                                      41 $   18,436
    Metall Zug AG Class B                                         10     41,843
#*  Meyer Burger Technology AG                                 1,488      2,338
    Mobimo Holding AG                                             91     25,978
    Nestle SA                                                  9,241    780,028
#   OC Oerlikon Corp. AG                                       1,810     26,482
*   Orascom Development Holding AG                               516      3,591
#   Orell Fuessli Holding AG                                      31      4,117
    Orior AG                                                       3        224
#   Panalpina Welttransport Holding AG                           238     30,133
    Partners Group Holding AG                                    160    103,867
    PSP Swiss Property AG                                        323     29,390
    Rieter Holding AG                                             89     20,612
#   Romande Energie Holding SA                                     7      9,446
*   Schaffner Holding AG                                          31     10,240
    Schindler Holding AG                                         128     26,918
*   Schmolz + Bickenbach AG                                    7,007      6,442
    Schweiter Technologies AG                                     17     22,226
    SGS SA                                                        15     33,153
    Sika AG                                                       15    103,369
    St Galler Kantonalbank AG                                     45     20,045
    Sulzer AG                                                    474     53,178
    Sunrise Communications Group AG                              648     51,104
    Swatch Group AG (The)(7184725)                               157     62,291
    Swatch Group AG (The)(7184736)                               471     36,278
    Swiss Life Holding AG                                        273     99,632
    Swiss Prime Site AG                                          330     29,790
    Swiss Re AG                                                1,079    104,029
    Swisscom AG                                                  133     65,005
    Temenos Group AG                                             848     81,973
    u-blox Holding AG                                            187     37,134
*   UBS Group AG                                              12,592    219,479
    Valiant Holding AG                                           314     37,013
    Valora Holding AG                                             83     27,551
#   Vaudoise Assurances Holding SA                                16      8,901
    Vetropack Holding AG                                           1      2,112
*   Von Roll Holding AG                                        3,134      4,706
    Vontobel Holding AG                                          667     44,372
#   Zug Estates Holding AG Class B                                 2      3,829
    Zurich Insurance Group AG                                    479    145,989
                                                                     ----------
TOTAL SWITZERLAND                                                     5,037,025
                                                                     ----------
UNITED KINGDOM -- (15.4%)
    3i Group P.L.C.                                           10,047    124,032
    A.G. Barr P.L.C.                                             281      2,221
    Aberdeen Asset Management P.L.C.                          12,619     54,854
    Acacia Mining P.L.C.                                       3,666      8,433
    Admiral Group P.L.C.                                       1,927     52,568
    Aggreko P.L.C.                                             5,691     63,622
    Amec Foster Wheeler P.L.C.                                 6,221     36,492
*   Anglo American P.L.C.                                      6,646    109,936
    Anglo Pacific Group P.L.C.                                 3,296      5,093
    Antofagasta P.L.C.                                         3,458     43,184

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    Ashmore Group P.L.C.                                        10,342 $ 49,097
    Ashtead Group P.L.C.                                         6,926  148,800
    Associated British Foods P.L.C.                              1,421   55,589
    Auto Trader Group P.L.C.                                     2,172   10,970
    AVEVA Group P.L.C.                                             701   18,352
    Aviva P.L.C.                                                 8,383   59,588
    B&M European Value Retail SA                                12,292   58,419
    Babcock International Group P.L.C.                           8,695   96,859
    BAE Systems P.L.C.                                          15,206  120,642
    Balfour Beatty P.L.C.                                        1,823    6,346
    Barclays P.L.C.                                              7,241   19,415
    Barclays P.L.C. Sponsored ADR                               11,800  126,614
    Barratt Developments P.L.C.                                 18,794  152,639
    BBA Aviation P.L.C.                                         15,420   60,984
    Beazley P.L.C.                                              12,746   86,139
    Bellway P.L.C.                                               2,547  107,251
    Berendsen P.L.C.                                             5,958  100,222
    Berkeley Group Holdings P.L.C.                               2,385  109,992
    BGEO Group P.L.C.                                              560   25,486
    BHP Billiton P.L.C.                                          3,981   72,590
    BHP Billiton P.L.C. ADR                                      7,196  262,006
    Bodycote P.L.C.                                              4,401   52,833
    Booker Group P.L.C.                                         14,954   37,975
    Bovis Homes Group P.L.C.                                     3,407   45,484
    BP P.L.C.                                                    1,706   10,021
#   BP P.L.C. Sponsored ADR                                     11,350  398,833
    Brewin Dolphin Holdings P.L.C.                               8,248   39,092
    Britvic P.L.C.                                               5,064   47,687
    BT Group P.L.C.                                              6,102   25,252
#   BT Group P.L.C. Sponsored ADR                                4,610   96,303
    Bunzl P.L.C.                                                 1,565   47,253
    Burberry Group P.L.C.                                        3,063   69,094
    Cape P.L.C.                                                  2,763    9,528
    Capita P.L.C.                                                3,947   34,295
    Capital & Counties Properties P.L.C.                         3,114   11,837
    Card Factory P.L.C.                                          1,725    6,969
#   Carillion P.L.C.                                            11,571    8,664
    Carnival P.L.C.                                                197   13,297
    Carnival P.L.C. ADR                                            739   49,720
    Centamin P.L.C.                                             14,671   32,179
    Centrica P.L.C.                                             42,830  112,200
    Chemring Group P.L.C.                                        6,635   15,676
    Chesnara P.L.C.                                              4,020   20,240
    Cineworld Group P.L.C.                                       6,417   58,344
    Clarkson P.L.C.                                                149    5,259
    Close Brothers Group P.L.C.                                  2,370   48,189
    Cobham P.L.C.                                               41,724   73,087
    Coca-Cola HBC AG                                             1,377   41,631
    Compass Group P.L.C.                                         3,990   85,135
    Computacenter P.L.C.                                         2,604   30,389
    Connect Group P.L.C.                                         3,718    5,445
    Cranswick P.L.C.                                               855   32,735
    Crest Nicholson Holdings P.L.C.                              2,618   18,589

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    Croda International P.L.C.                                   1,349 $ 65,814
    Daily Mail & General Trust P.L.C.                            4,069   34,222
    Dairy Crest Group P.L.C.                                     3,431   26,854
    DCC P.L.C.                                                   1,074   94,418
    De La Rue P.L.C.                                             2,442   21,497
    Debenhams P.L.C.                                            22,081   12,528
    Devro P.L.C.                                                 5,357   15,260
*   Dialight P.L.C.                                                163    1,945
    Dignity P.L.C.                                                 639   21,486
    Diploma P.L.C.                                               2,852   40,585
    Direct Line Insurance Group P.L.C.                          15,112   74,686
    Dixons Carphone P.L.C.                                      12,279   43,612
    Domino's Pizza Group P.L.C.                                  5,847   20,548
    Drax Group P.L.C.                                            6,750   28,362
    DS Smith P.L.C.                                             17,920  114,153
    Dunelm Group P.L.C.                                            996    7,914
    easyJet P.L.C.                                               2,947   48,068
*   EI Group P.L.C.                                              8,728   16,392
    Electrocomponents P.L.C.                                     6,138   50,237
    Elementis P.L.C.                                            10,690   41,785
*   EnQuest P.L.C.                                              32,214   14,300
    Essentra P.L.C.                                              6,005   42,377
    esure Group P.L.C.                                           3,044   11,891
    Euromoney Institutional Investor P.L.C.                        183    2,675
*   Evraz P.L.C.                                                10,158   31,924
    Experian P.L.C.                                              4,958   98,497
    Ferguson P.L.C.                                              2,684   16,128
    Ferrexpo P.L.C.                                              4,390   13,790
    Fidessa Group P.L.C.                                           721   21,516
*   Findel P.L.C.                                                  841    2,010
*   Firstgroup P.L.C.                                           31,411   47,902
    Fresnillo P.L.C.                                               915   18,569
    G4S P.L.C.                                                  29,487  127,994
    Galliford Try P.L.C.                                         1,931   34,529
*   Gem Diamonds, Ltd.                                           2,700    2,932
    GKN P.L.C.                                                  20,458   86,790
    Glencore P.L.C.                                             31,128  137,317
    Go-Ahead Group P.L.C.                                          487   11,541
    Grafton Group P.L.C.                                         4,956   50,194
    Grainger P.L.C.                                              3,196   11,089
    Greencore Group P.L.C.                                      22,062   65,120
    Greene King P.L.C.                                           3,513   31,736
    Greggs P.L.C.                                                3,028   43,944
    Halfords Group P.L.C.                                        7,465   32,842
    Hargreaves Lansdown P.L.C.                                   1,126   20,488
    Hays P.L.C.                                                 23,736   52,198
    Helical P.L.C.                                               3,459   15,781
    Hill & Smith Holdings P.L.C.                                 3,928   69,425
    Hilton Food Group P.L.C.                                     1,352   12,061
    Hiscox, Ltd.                                                 6,335  108,537
    HomeServe P.L.C.                                             6,343   60,632
    Howden Joinery Group P.L.C.                                 13,731   77,015
    HSBC Holdings P.L.C.                                        20,768  207,990

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    HSBC Holdings P.L.C. Sponsored ADR                           9,254 $463,533
*   Hunting P.L.C.                                               2,655   16,432
    Huntsworth P.L.C.                                            9,410    9,154
    IG Group Holdings P.L.C.                                     9,898   83,139
*   Imagination Technologies Group P.L.C.                        1,122    2,136
    IMI P.L.C.                                                   4,231   67,196
    Inchcape P.L.C.                                              9,922  105,177
    Informa P.L.C.                                              20,203  185,299
    Inmarsat P.L.C.                                              7,436   76,101
#   InterContinental Hotels Group P.L.C. ADR                       698   39,618
    Intermediate Capital Group P.L.C.                              114    1,363
    International Consolidated Airlines Group SA                 5,670   43,242
    Interserve P.L.C.                                            2,216    6,594
    Intertek Group P.L.C.                                        1,363   77,317
    Investec P.L.C.                                             12,086   91,769
*   IP Group P.L.C.                                              6,478   12,165
    ITE Group P.L.C.                                               779    1,859
    ITV P.L.C.                                                  22,994   52,583
    IWG P.L.C.                                                  13,221   57,283
    J D Wetherspoon P.L.C.                                       1,890   25,503
    J Sainsbury P.L.C.                                          28,238   91,236
    James Fisher & Sons P.L.C.                                   1,237   25,606
    Jardine Lloyd Thompson Group P.L.C.                          1,972   30,874
    JD Sports Fashion P.L.C.                                     9,780   46,229
    John Menzies P.L.C.                                            329    3,044
    John Wood Group P.L.C.                                       5,586   45,082
    Johnson Matthey P.L.C.                                       1,917   71,049
    Jupiter Fund Management P.L.C.                               8,640   60,790
    Just Group P.L.C.                                            4,140    8,030
*   KAZ Minerals P.L.C.                                          3,030   28,699
    KCOM Group P.L.C.                                            8,494   10,284
    Keller Group P.L.C.                                          1,520   17,676
    Kier Group P.L.C.                                            1,746   29,674
    Kingfisher P.L.C.                                           13,579   52,697
    Laird P.L.C.                                                12,400   24,468
*   Lamprell P.L.C.                                              3,344    4,368
    Lancashire Holdings, Ltd.                                    2,958   28,381
    Legal & General Group P.L.C.                                33,413  118,306
*   Liberty Global P.L.C. Class A                                  574   19,435
*   Liberty Global P.L.C. Series C                               1,591   52,129
#*  Liberty Global P.L.C. LiLAC Class A                            137    3,524
*   Liberty Global P.L.C. LiLAC Class C                            338    8,626
    Lloyds Banking Group P.L.C.                                171,332  148,123
    Lloyds Banking Group P.L.C. ADR                             41,230  145,130
    London Stock Exchange Group P.L.C.                           2,289  113,339
    Lookers P.L.C.                                               4,741    6,867
    Low & Bonar P.L.C.                                           7,100    8,057
    Man Group P.L.C.                                            41,451   87,508
    Marks & Spencer Group P.L.C.                                21,854   92,882
    Marshalls P.L.C.                                             2,962   14,993
    McBride P.L.C.                                               5,164   12,879
    Mears Group P.L.C.                                           3,694   24,089
    Meggitt P.L.C.                                              13,928   92,444

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    Melrose Industries P.L.C.                                   40,106 $122,965
    Merlin Entertainments P.L.C.                                 3,621   22,421
    Micro Focus International P.L.C.                             2,013   59,279
    Millennium & Copthorne Hotels P.L.C.                         1,536    9,274
    Mitchells & Butlers P.L.C.                                   4,465   14,234
    Mitie Group P.L.C.                                          12,872   45,242
    Mondi P.L.C.                                                 2,468   65,006
    Moneysupermarket.com Group P.L.C.                            4,756   20,823
    Morgan Advanced Materials P.L.C.                             9,000   35,537
    Morgan Sindall Group P.L.C.                                    286    5,169
    N Brown Group P.L.C.                                         2,652   10,922
    National Express Group P.L.C.                               13,863   66,634
    National Grid P.L.C. Sponsored ADR                           1,269   79,304
    NCC Group P.L.C.                                             2,085    5,329
    NEX Group P.L.C.                                             4,469   39,301
    Next P.L.C.                                                    517   26,949
    Northgate P.L.C.                                             3,835   21,874
    Novae Group P.L.C.                                           2,345   21,839
*   Ocado Group P.L.C.                                           2,744   10,901
    Old Mutual P.L.C.                                           25,796   66,906
*   Ophir Energy P.L.C.                                         10,657   10,259
    Pagegroup P.L.C.                                             4,900   31,674
    PayPoint P.L.C.                                                593    7,008
*   Paysafe Group P.L.C.                                         1,616   12,578
    Pearson P.L.C. Sponsored ADR                                 4,891   42,063
    Pendragon P.L.C.                                            30,527   12,067
    Pennon Group P.L.C.                                          6,078   64,603
    Persimmon P.L.C.                                             4,185  138,276
*   Petra Diamonds, Ltd.                                         4,104    5,173
    Petrofac, Ltd.                                               3,167   18,713
*   Petropavlovsk P.L.C.                                         3,187      308
    Phoenix Group Holdings                                       4,723   47,565
    Photo-Me International P.L.C.                                3,031    6,551
    Playtech P.L.C.                                              2,427   30,756
    Polypipe Group P.L.C.                                        2,040   10,817
*   Premier Foods P.L.C.                                        28,858   14,948
#*  Premier Oil P.L.C.                                          13,691   10,953
    Provident Financial P.L.C.                                   1,020   27,767
    Prudential P.L.C.                                            1,772   43,238
    Prudential P.L.C. ADR                                        1,067   52,251
*   Punch Taverns P.L.C.                                           614    1,437
    PZ Cussons P.L.C.                                            2,944   14,103
    QinetiQ Group P.L.C.                                        15,195   48,330
    Randgold Resources, Ltd.                                       475   44,215
    Redrow P.L.C.                                                6,636   51,856
    RELX P.L.C.                                                  1,825   39,751
#   RELX P.L.C. Sponsored ADR                                    2,800   61,908
    Renewi P.L.C.                                               18,845   22,859
    Renishaw P.L.C.                                                508   27,923
    Rentokil Initial P.L.C.                                     18,513   70,951
    Ricardo P.L.C.                                                  61      621
    Rightmove P.L.C.                                             1,645   91,254
    Rio Tinto P.L.C.                                               948   44,430

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
#   Rio Tinto P.L.C. Sponsored ADR                               8,120 $384,726
    Rolls-Royce Holdings P.L.C.                                 14,667  171,852
    Rotork P.L.C.                                               15,220   46,492
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR            3,100   20,584
    Royal Dutch Shell P.L.C. Class A                             8,537  241,102
    Royal Dutch Shell P.L.C. Class B                             5,560  158,393
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              4,617  260,999
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                764   44,205
    Royal Mail P.L.C.                                            7,700   40,944
    RPC Group P.L.C.                                             6,401   75,680
    RPS Group P.L.C.                                             5,472   19,684
    RSA Insurance Group P.L.C.                                  10,443   89,908
    Sage Group P.L.C. (The)                                      5,704   50,726
    Savills P.L.C.                                               3,502   42,231
    Schroders P.L.C.(0239581)                                      320   10,392
    Schroders P.L.C.(0240549)                                      817   37,126
    SDL P.L.C.                                                     155    1,315
    Senior P.L.C.                                                9,084   29,801
    Severfield P.L.C.                                            5,353    5,236
    Severn Trent P.L.C.                                          1,351   39,946
    SIG P.L.C.                                                  12,895   28,166
    Sky P.L.C.                                                   2,707   34,498
    Soco International P.L.C.                                    5,498    8,791
    Spectris P.L.C.                                              3,001   97,405
    Speedy Hire P.L.C.                                          20,261   14,567
    Spirax-Sarco Engineering P.L.C.                              1,231   90,334
    Spirent Communications P.L.C.                                5,973    9,327
*   Sports Direct International P.L.C.                           1,936    9,686
    SSE P.L.C.                                                   6,605  120,200
    SSP Group P.L.C.                                             3,897   26,196
    St James's Place P.L.C.                                      5,100   81,918
    St. Ives P.L.C.                                                388      281
    St. Modwen Properties P.L.C.                                 7,361   34,801
    Stagecoach Group P.L.C.                                      7,817   18,593
*   Standard Chartered P.L.C.                                    8,814   98,525
    Standard Life P.L.C.                                         9,745   56,093
    SuperGroup P.L.C.                                              668   13,209
    Synthomer P.L.C.                                             9,204   59,484
#   TalkTalk Telecom Group P.L.C.                               10,144   24,060
    Tate & Lyle P.L.C.                                           7,874   69,820
    Taylor Wimpey P.L.C.                                        62,476  156,915
    Telecom Plus P.L.C.                                          1,128   17,046
*   Tesco P.L.C.                                                60,219  138,414
    Thomas Cook Group P.L.C.                                    25,906   37,533
    Topps Tiles P.L.C.                                           4,341    4,743
    TP ICAP P.L.C.                                               8,632   55,390
    Travis Perkins P.L.C.                                        4,039   80,894
    Trinity Mirror P.L.C.                                        7,656   10,559
    TT Electronics P.L.C.                                        3,593   10,080
    TUI AG(5666292)                                              2,519   39,719
    TUI AG(B11LJN4)                                              2,234   35,107
*   Tullow Oil P.L.C.                                           15,776   35,087
    U & I Group P.L.C.                                           7,513   18,644

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                          ------- -------------
UNITED KINGDOM -- (Continued)
      UBM P.L.C.                                            4,692 $      44,803
      Ultra Electronics Holdings P.L.C.                     1,481        40,933
#     Unilever P.L.C. Sponsored ADR                         4,082       232,633
      United Utilities Group P.L.C.                         2,092        24,791
      Vesuvius P.L.C.                                       6,354        45,541
      Virgin Money Holdings UK P.L.C.                       5,875        22,105
      Vodafone Group P.L.C.                                38,905       114,045
      Vodafone Group P.L.C. Sponsored ADR                   9,842       292,121
      Weir Group P.L.C. (The)                                 720        17,427
      WH Smith P.L.C.                                       2,310        53,664
      Whitbread P.L.C.                                      1,256        63,780
      WM Morrison Supermarkets P.L.C.                      34,789       110,337
      Wolseley P.L.C.                                       1,318        78,699
      WPP P.L.C. Sponsored ADR                                717        73,105
                                                                  -------------
TOTAL UNITED KINGDOM                                                 15,516,277
                                                                  -------------
UNITED STATES -- (0.1%)
*     Janus Henderson Group P.L.C.                          1,915        63,245
                                                                  -------------
TOTAL COMMON STOCKS                                                  94,194,663
                                                                  -------------
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
      Bayerische Motoren Werke AG                             207        16,495
      Fuchs Petrolub SE                                       614        36,450
      Jungheinrich AG                                         885        35,119
      Porsche Automobil Holding SE                            983        56,260
      Villeroy & Boch AG                                      609        13,002
      Volkswagen AG                                         1,614       248,216
                                                                  -------------
TOTAL GERMANY                                                           405,542
                                                                  -------------
TOTAL PREFERRED STOCKS                                                  405,542
                                                                  -------------
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                        3,472            --
                                                                  -------------
TOTAL INVESTMENT SECURITIES                                          94,600,205
                                                                  -------------

                                                                     VALUE+
                                                                  -------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@. DFA Short Term Investment Fund                      550,728     6,373,022
                                                                  -------------
TOTAL INVESTMENTS -- (100.0%) (Cost $91,477,929)^^                $ 100,973,227
                                                                  =============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
   Australia                       $   458,640 $ 5,412,814   --    $  5,871,454
   Austria                                  --     584,719   --         584,719
   Belgium                                  --   1,200,099   --       1,200,099
   Canada                            8,715,966          --   --       8,715,966
   Denmark                                  --   1,152,720   --       1,152,720
   Finland                             316,301   1,544,678   --       1,860,979
   France                              295,194   7,317,119   --       7,612,313
   Germany                             354,489   6,156,883   --       6,511,372
   Hong Kong                                --   2,735,352   --       2,735,352
   Ireland                             118,055     391,742   --         509,797
   Israel                                   --     465,754   --         465,754
   Italy                               333,388   2,418,825   --       2,752,213
   Japan                               780,735  21,747,799   --      22,528,534
   Netherlands                         482,445   2,112,430   --       2,594,875
   New Zealand                              --     336,624   --         336,624
   Norway                               61,225     804,198   --         865,423
   Portugal                                 --     340,267   --         340,267
   Singapore                                --   1,040,410   --       1,040,410
   Spain                               520,869   2,412,437   --       2,933,306
   Sweden                              110,441   2,855,498   --       2,965,939
   Switzerland                         332,068   4,704,957   --       5,037,025
   United Kingdom                    3,225,498  12,290,779   --      15,516,277
   United States                            --      63,245   --          63,245
Preferred Stocks
   Germany                                  --     405,542   --         405,542
Securities Lending Collateral               --   6,373,022   --       6,373,022
                                   ----------- -----------   --    ------------
TOTAL                              $16,105,314 $84,867,913   --    $100,973,227
                                   =========== ===========   ==    ============

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                      11,510,965 $241,500,048
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                  13,027,763  177,568,416
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.                2,657,737   57,274,242
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $406,224,492)                                  476,342,706
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money
  Market Fund, 0.940% (Cost $217,330)                      217,330      217,330
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $406,441,822)^^             $476,560,036
                                                                   ============

WORLD CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies       $476,342,706   --      --    $476,342,706
Temporary Cash Investments                 217,330   --      --         217,330
                                      ------------   --      --    ------------
TOTAL                                 $476,560,036   --      --    $476,560,036
                                      ============   ==      ==    ============

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^^^
                                                           (000)      VALUE+
                                                         --------- ------------
U.S. TREASURY OBLIGATIONS -- (100.0%)

Treasury Inflation Protected Security
   0.625%, 02/15/43                                       $23,842  $ 23,308,821
   1.375%, 02/15/44                                        20,628    23,539,265
   0.750%, 02/15/45                                        31,831    31,009,602
   1.000%, 02/15/46                                        30,290    31,204,647
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     109,062,335
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $109,097,889)^^                $109,062,335
                                                                   ============

DFA LTIP PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
U.S. Treasury Obligations               --    $109,062,335   --    $109,062,335
                                        --    ------------   --    ------------
TOTAL                                   --    $109,062,335   --    $109,062,335
                                        ==    ============   ==    ============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (91.1%)

Consumer Discretionary -- (15.2%)
*   1-800-Flowers.com, Inc. Class A                            4,043 $   39,015
    A.H. Belo Corp. Class A                                    1,763      9,344
    Aaron's, Inc.                                              8,757    405,274
    Abercrombie & Fitch Co. Class A                           16,833    165,637
    Adient P.L.C.                                              7,618    498,750
    Adtalem Global Education, Inc.                             9,019    293,117
    Advance Auto Parts, Inc.                                   6,204    694,910
*   Amazon.com, Inc.                                           6,810  6,726,782
#   AMC Entertainment Holdings, Inc. Class A                   8,114    165,526
#*  AMC Networks, Inc. Class A                                 4,296    274,729
*   America's Car-Mart, Inc.                                   1,100     43,120
*   American Axle & Manufacturing Holdings, Inc.              13,796    203,353
    American Eagle Outfitters, Inc.                           27,398    324,392
#*  American Outdoor Brands Corp.                             10,000    206,700
*   American Public Education, Inc.                            2,102     44,773
    Aramark                                                   29,157  1,162,198
    Ark Restaurants Corp.                                        120      2,729
*   Asbury Automotive Group, Inc.                              4,542    245,268
*   Ascena Retail Group, Inc.                                  5,244     12,271
*   Ascent Capital Group, Inc. Class A                         1,761     29,761
#   Autoliv, Inc.                                              5,692    616,956
#*  AutoNation, Inc.                                          16,258    689,014
#*  AutoZone, Inc.                                               400    215,928
#*  AV Homes, Inc.                                             3,606     57,876
*   Ballantyne Strong, Inc.                                      900      6,120
*   Barnes & Noble Education, Inc.                             6,289     45,469
    Barnes & Noble, Inc.                                       7,754     63,195
    Bassett Furniture Industries, Inc.                         1,200     44,640
*   Beazer Homes USA, Inc.                                     4,142     54,923
#   Bed Bath & Beyond, Inc.                                   14,815    442,968
*   Belmond, Ltd. Class A                                     10,260    133,893
    Best Buy Co., Inc.                                        35,096  2,047,501
#   Big 5 Sporting Goods Corp.                                 3,788     40,721
#   Big Lots, Inc.                                            10,360    514,581
*   Biglari Holdings, Inc.                                       307    114,916
*   Black Diamond, Inc.                                        1,800     11,700
    Bloomin' Brands, Inc.                                     15,555    271,124
    Bob Evans Farms, Inc.                                      3,398    235,074
*   Bojangles', Inc.                                           6,746     89,722
#*  Boot Barn Holdings, Inc.                                   3,100     24,831
#   BorgWarner, Inc.                                          13,112    612,855
*   Bridgepoint Education, Inc.                                6,286     61,037
*   Bright Horizons Family Solutions, Inc.                     4,941    390,388
    Brinker International, Inc.                                4,705    166,886
    Brunswick Corp.                                           12,064    682,943
#   Buckle, Inc. (The)                                         1,193     20,400
*   Build-A-Bear Workshop, Inc.                                2,400     23,040
*   Burlington Stores, Inc.                                    2,639    229,672
*   Cabela's, Inc.                                             9,090    517,948
#   Cable One, Inc.                                              576    437,702
    CalAtlantic Group, Inc.                                   14,066    493,717

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Caleres, Inc.                                             5,530 $   150,858
    Callaway Golf Co.                                        19,454     247,649
*   Cambium Learning Group, Inc.                              5,662      27,857
    Capella Education Co.                                     2,338     160,621
*   Career Education Corp.                                    8,848      74,412
#*  CarMax, Inc.                                             16,647   1,102,864
    Carnival Corp.                                           12,349     824,666
#   Carriage Services, Inc.                                   2,352      57,365
*   Carrols Restaurant Group, Inc.                            8,663     105,689
    Carter's, Inc.                                            5,223     452,991
    Cato Corp. (The) Class A                                  2,682      45,621
*   Cavco Industries, Inc.                                      880     114,752
    CBS Corp. Class B                                         9,028     594,313
    CBS Corp. Class A                                           234      15,465
*   Century Communities, Inc.                                 2,954      76,509
*   Charter Communications, Inc. Class A                      9,710   3,805,446
#   Cheesecake Factory, Inc. (The)                            5,477     260,596
*   Cherokee, Inc.                                              813       4,268
    Chico's FAS, Inc.                                        20,302     185,763
#   Children's Place, Inc. (The)                              3,543     374,318
#*  Chipotle Mexican Grill, Inc.                                300     103,131
    Choice Hotels International, Inc.                         4,000     258,600
    Cinemark Holdings, Inc.                                  17,574     683,629
    Citi Trends, Inc.                                         2,312      51,211
    Clear Channel Outdoor Holdings, Inc. Class A              5,653      28,661
    ClubCorp Holdings, Inc.                                  12,124     205,502
    Coach, Inc.                                              30,769   1,450,451
    Collectors Universe, Inc.                                 1,300      32,344
    Columbia Sportswear Co.                                   7,504     454,592
    Comcast Corp. Class A                                   284,148  11,493,787
#*  Conn's, Inc.                                              3,060      65,484
#   Cooper Tire & Rubber Co.                                  8,241     301,209
*   Cooper-Standard Holdings, Inc.                            2,444     249,923
#   Cracker Barrel Old Country Store, Inc.                    2,272     353,182
*   Crocs, Inc.                                               5,923      47,029
    CSS Industries, Inc.                                        770      20,613
    Culp, Inc.                                                1,923      57,690
    Dana, Inc.                                               29,250     693,810
    Darden Restaurants, Inc.                                  2,842     238,387
*   Deckers Outdoor Corp.                                     3,837     248,868
#*  Del Taco Restaurants, Inc.                                5,595      73,239
    Delphi Automotive P.L.C.                                  4,085     369,366
*   Delta Apparel, Inc.                                         600      12,618
*   Denny's Corp.                                             7,032      79,884
*   Destination Maternity Corp.                               1,363       2,085
#*  Destination XL Group, Inc.                                6,598      13,196
    Dick's Sporting Goods, Inc.                              11,003     410,852
#   Dillard's, Inc. Class A                                   4,423     326,506
#   DineEquity, Inc.                                          3,003     123,543
#*  Discovery Communications, Inc. Class A                   14,405     354,363
*   Discovery Communications, Inc. Class C                   21,824     504,789
*   DISH Network Corp. Class A                                5,646     361,513
*   Dixie Group, Inc. (The)                                   1,369       5,818

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Dollar General Corp.                                      24,963 $1,876,219
*   Dollar Tree, Inc.                                         18,129  1,306,738
#   Domino's Pizza, Inc.                                       1,200    223,800
*   Dorman Products, Inc.                                      4,560    356,045
    DR Horton, Inc.                                           26,794    956,278
    Drive Shack, Inc.                                          7,528     23,036
    DSW, Inc. Class A                                         11,019    198,783
#   Dunkin' Brands Group, Inc.                                 5,599    296,915
*   El Pollo Loco Holdings, Inc.                               2,507     32,591
#   Entercom Communications Corp. Class A                      4,085     40,237
    Entravision Communications Corp. Class A                   9,735     63,277
    Escalade, Inc.                                             1,450     17,907
    Ethan Allen Interiors, Inc.                                3,700    118,585
#*  Etsy, Inc.                                                 3,013     43,297
*   EVINE Live, Inc.                                           2,197      2,614
#*  EW Scripps Co. (The) Class A                               9,315    183,040
#   Expedia, Inc.                                              7,671  1,200,281
*   Express, Inc.                                             11,471     69,514
    Extended Stay America, Inc.                               38,125    753,731
*   Fiesta Restaurant Group, Inc.                              3,560     59,808
#   Finish Line, Inc. (The) Class A                            5,243     72,144
*   Five Below, Inc.                                           8,211    396,673
    Flexsteel Industries, Inc.                                 1,012     56,652
#   Foot Locker, Inc.                                         11,339    535,087
    Ford Motor Co.                                           216,066  2,424,261
#*  Fossil Group, Inc.                                         3,773     42,446
*   Fox Factory Holding Corp.                                  5,023    193,134
*   Francesca's Holdings Corp.                                 9,125     88,786
#   Fred's, Inc. Class A                                       4,237     28,684
*   FTD Cos., Inc.                                             3,598     70,701
#*  G-III Apparel Group, Ltd.                                  6,417    167,035
#*  Gaia, Inc.                                                 1,300     15,665
#   GameStop Corp. Class A                                    16,305    353,655
    Gannett Co., Inc.                                         14,062    126,136
#   Gap, Inc. (The)                                           39,208    934,327
#   Garmin, Ltd.                                              10,234    513,644
    General Motors Co.                                        79,948  2,876,529
*   Genesco, Inc.                                              2,574     82,625
    Gentex Corp.                                              31,392    534,292
*   Gentherm, Inc.                                             5,012    167,651
    Genuine Parts Co.                                         13,460  1,143,158
#*  Global Eagle Entertainment, Inc.                           8,500     26,860
    Goodyear Tire & Rubber Co. (The)                          27,583    869,140
    Graham Holdings Co. Class B                                  507    300,347
*   Grand Canyon Education, Inc.                               7,428    546,478
*   Gray Television, Inc.                                     10,293    153,366
*   Green Brick Partners, Inc.                                 5,861     65,936
    Group 1 Automotive, Inc.                                   2,694    160,428
#   Guess?, Inc.                                               9,148    119,473
    H&R Block, Inc.                                           10,664    325,252
#*  Habit Restaurants, Inc. (The) Class A                      2,378     39,118
#   Hanesbrands, Inc.                                         10,600    242,952
#   Harley-Davidson, Inc.                                     19,445    946,388

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Hasbro, Inc.                                               3,246 $  343,686
    Haverty Furniture Cos., Inc.                               2,579     57,383
*   Helen of Troy, Ltd.                                        3,020    304,265
*   Hibbett Sports, Inc.                                       2,337     36,457
*   Hilton Grand Vacations, Inc.                               6,481    238,242
    Hilton Worldwide Holdings, Inc.                            4,312    269,629
    Home Depot, Inc. (The)                                    19,997  2,991,551
    Hooker Furniture Corp.                                     1,478     62,372
#*  Horizon Global Corp.                                       3,114     43,409
*   Houghton Mifflin Harcourt Co.                             24,100    287,995
*   Hovnanian Enterprises, Inc. Class A                        4,171      9,176
    HSN, Inc.                                                  8,182    324,416
*   Hyatt Hotels Corp. Class A                                 3,444    191,383
#*  Iconix Brand Group, Inc.                                   3,851     25,686
    ILG, Inc.                                                 17,371    460,505
*   IMAX Corp.                                                 1,511     32,335
*   Installed Building Products, Inc.                          3,682    198,092
    Interpublic Group of Cos., Inc. (The)                     43,675    943,817
*   Intrawest Resorts Holdings, Inc.                           8,082    191,947
#*  iRobot Corp.                                               2,839    299,543
    Jack in the Box, Inc.                                      2,415    224,015
#*  JC Penney Co., Inc.                                       51,435    278,263
    John Wiley & Sons, Inc. Class A                            6,474    357,688
    John Wiley & Sons, Inc. Class B                              312     17,266
    Johnson Outdoors, Inc. Class A                             1,404     70,930
*   K12, Inc.                                                  4,878     86,389
#   KB Home                                                    9,912    227,183
*   Kirkland's, Inc.                                           2,193     20,505
#   Kohl's Corp.                                              19,953    825,057
#   L Brands, Inc.                                             2,900    134,531
*   La Quinta Holdings, Inc.                                  15,370    229,167
    La-Z-Boy, Inc.                                             5,880    198,744
*   Lakeland Industries, Inc.                                  1,000     15,050
*   Lands' End, Inc.                                           1,188     16,038
#   LCI Industries                                             5,854    624,914
    Lear Corp.                                                 6,899  1,022,363
#*  Lee Enterprises, Inc.                                      1,100      2,035
#   Leggett & Platt, Inc.                                      4,750    228,855
    Lennar Corp. Class A                                      15,478    811,666
    Lennar Corp. Class B                                       1,055     46,916
    Libbey, Inc.                                               2,657     23,913
*   Liberty Broadband Corp. Class A                            1,518    150,161
*   Liberty Broadband Corp. Class C                            9,570    949,153
*   Liberty Expedia Holdings, Inc. Class A                     1,706     97,327
*   Liberty Interactive Corp., QVC Group Class A              28,584    684,301
*   Liberty Media Corp.-Liberty Braves Class A                   363      9,162
*   Liberty Media Corp.-Liberty Braves Class C                   833     21,017
#*  Liberty Media Corp.-Liberty Formula One Class A              907     30,611
*   Liberty Media Corp.-Liberty Formula One Class C            2,083     73,259
*   Liberty Media Corp.-Liberty SiriusXM Class A               3,630    167,452
*   Liberty Media Corp.-Liberty SiriusXM Class C               8,335    383,410
    Liberty Tax, Inc.                                          1,484     20,924
*   Liberty TripAdvisor Holdings, Inc. Class A                 7,556     88,783

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
*          Liberty Ventures Series A                           7,238 $  438,478
           Lifetime Brands, Inc.                               1,597     30,263
#*         Lindblad Expeditions Holdings, Inc.                 6,113     61,191
#          Lions Gate Entertainment Corp. Class A              6,968    204,859
*          Lions Gate Entertainment Corp. Class B             10,919    300,382
#          Lithia Motors, Inc. Class A                         3,788    391,111
*          Live Nation Entertainment, Inc.                    15,518    578,356
*          LKQ Corp.                                          19,508    674,196
           Lowe's Cos., Inc.                                  13,724  1,062,238
*          Luby's, Inc.                                        1,850      5,309
#*         Lululemon Athletica, Inc.                           2,968    182,948
#*         Lumber Liquidators Holdings, Inc.                   1,700     42,007
*          M/I Homes, Inc.                                     3,235     83,916
           Macy's, Inc.                                       30,310    719,862
*          Madison Square Garden Co. (The) Class A             1,919    421,643
*          Malibu Boats, Inc. Class A                          3,437     98,333
           Marcus Corp. (The)                                  2,100     57,120
           Marine Products Corp.                               5,029     73,021
*          MarineMax, Inc.                                     5,703     85,260
           Marriott International, Inc. Class A                4,049    421,865
           Marriott Vacations Worldwide Corp.                  3,388    395,888
#          Mattel, Inc.                                       17,822    356,796
#*         McClatchy Co. (The) Class A                           656      5,248
           McDonald's Corp.                                   10,952  1,699,093
           MDC Holdings, Inc.                                  7,106    243,665
(degrees)  Media General, Inc.                                13,638     27,549
#          Meredith Corp.                                      5,321    316,333
*          Meritage Homes Corp.                                5,126    208,884
*          Michael Kors Holdings, Ltd.                        18,495    673,958
*          Michaels Cos., Inc. (The)                          10,600    213,484
*          Modine Manufacturing Co.                            6,109     99,271
*          Mohawk Industries, Inc.                             4,859  1,209,842
#          Monro Muffler Brake, Inc.                           4,061    189,243
#*         Motorcar Parts of America, Inc.                     2,723     76,162
           Movado Group, Inc.                                  1,800     44,280
*          MSG Networks, Inc. Class A                          5,843    125,040
#*         Murphy USA, Inc.                                    7,259    549,724
           NACCO Industries, Inc. Class A                        500     32,800
*          Nathan's Famous, Inc.                                 600     37,500
           National CineMedia, Inc.                            5,258     37,595
#*         Nautilus, Inc.                                      4,510     79,376
*          Netflix, Inc.                                       1,604    291,383
*          New Home Co., Inc. (The)                            1,900     20,539
           New Media Investment Group, Inc.                    5,400     75,276
*          New York & Co., Inc.                                5,501      8,582
           New York Times Co. (The) Class A                   19,014    361,266
           News Corp. Class A                                 24,983    357,507
           News Corp. Class B                                 11,329    166,536
           Nexstar Media Group, Inc. Class A                   7,328    479,251
           NIKE, Inc. Class B                                 20,759  1,225,819
#          Nordstrom, Inc.                                     5,987    290,789
*          Norwegian Cruise Line Holdings, Ltd.               15,284    841,690
           Nutrisystem, Inc.                                   3,889    216,812

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
*   NVR, Inc.                                                    193 $  503,815
#*  O'Reilly Automotive, Inc.                                  1,819    371,622
    Office Depot, Inc.                                        68,421    401,631
#*  Ollie's Bargain Outlet Holdings, Inc.                      6,615    295,690
#   Omnicom Group, Inc.                                        6,869    540,865
*   Overstock.com, Inc.                                        4,192     67,072
    Oxford Industries, Inc.                                    2,746    173,355
#   Papa John's International, Inc.                            2,782    198,440
#*  Party City Holdco, Inc.                                    9,005    125,620
    Penske Automotive Group, Inc.                             11,375    495,267
*   Perfumania Holdings, Inc.                                    260        406
*   Perry Ellis International, Inc.                            1,810     35,548
    PetMed Express, Inc.                                       3,666    174,282
*   PICO Holdings, Inc.                                        3,320     53,950
    Pier 1 Imports, Inc.                                       9,720     44,809
    Planet Fitness, Inc. Class A                               8,283    187,693
#   Polaris Industries, Inc.                                   6,719    602,426
    Pool Corp.                                                 2,790    301,655
*   Potbelly Corp.                                             2,522     29,003
*   Priceline Group, Inc. (The)                                  635  1,288,097
    PulteGroup, Inc.                                          22,403    547,081
    PVH Corp.                                                  5,418    646,313
#   Ralph Lauren Corp.                                         3,195    241,702
*   Reading International, Inc. Class A                        2,550     40,698
*   Red Lion Hotels Corp.                                      3,317     23,717
*   Red Robin Gourmet Burgers, Inc.                            1,987    118,823
#   Regal Entertainment Group Class A                          7,331    139,436
*   Regis Corp.                                                6,020     63,391
#   Rent-A-Center, Inc.                                        5,617     74,257
#*  RH                                                         3,400    221,442
    Rocky Brands, Inc.                                           402      5,608
    Ross Stores, Inc.                                          6,392    353,605
    Royal Caribbean Cruises, Ltd.                             13,694  1,548,381
*   Ruby Tuesday, Inc.                                         6,655     13,443
    Saga Communications, Inc. Class A                            347     13,481
    Salem Media Group, Inc.                                    1,500     10,725
#*  Sally Beauty Holdings, Inc.                                6,985    141,307
    Scholastic Corp.                                           4,212    174,503
#   Scripps Networks Interactive, Inc. Class A                10,952    957,314
#   SeaWorld Entertainment, Inc.                              16,384    251,986
*   Select Comfort Corp.                                       5,337    180,444
#*  Sequential Brands Group, Inc.                              4,898     15,723
    Service Corp. International                               10,389    360,810
*   ServiceMaster Global Holdings, Inc.                       14,294    628,364
#*  Shake Shack, Inc. Class A                                  1,307     43,144
*   Shiloh Industries, Inc.                                    1,671     12,399
    Shoe Carnival, Inc.                                        2,230     40,720
*   Shutterfly, Inc.                                           4,450    218,228
#   Signet Jewelers, Ltd.                                      5,698    348,490
    Sinclair Broadcast Group, Inc. Class A                    11,560    416,738
#   Sirius XM Holdings, Inc.                                  24,215    141,900
#   Six Flags Entertainment Corp.                              5,071    288,388
*   Skechers U.S.A., Inc. Class A                             18,038    506,687
*   Skyline Corp.                                                400      2,988

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Sonic Automotive, Inc. Class A                             4,084 $   74,125
#   Sonic Corp.                                                4,075     96,414
*   Sotheby's                                                  5,975    338,125
    Speedway Motorsports, Inc.                                 4,514     95,968
#*  Sportsman's Warehouse Holdings, Inc.                       2,963     13,422
    Standard Motor Products, Inc.                              2,969    149,578
    Staples, Inc.                                             50,484    512,413
    Starbucks Corp.                                           22,919  1,237,168
#   Stein Mart, Inc.                                           3,102      4,312
*   Steven Madden, Ltd.                                        8,211    336,651
*   Stoneridge, Inc.                                           5,645     86,143
    Strattec Security Corp.                                      400     14,200
    Strayer Education, Inc.                                    2,038    160,228
    Sturm Ruger & Co., Inc.                                    2,739    157,766
    Superior Industries International, Inc.                    2,981     58,279
    Superior Uniform Group, Inc.                               1,686     37,648
#   Target Corp.                                              26,792  1,518,303
*   Taylor Morrison Home Corp. Class A                         6,901    156,101
    TEGNA, Inc.                                               33,930    503,182
#*  Tempur Sealy International, Inc.                           4,072    234,832
    Tenneco, Inc.                                              9,282    513,295
*   Tesla, Inc.                                                  320    103,510
    Texas Roadhouse, Inc.                                      7,428    351,344
    Thor Industries, Inc.                                      8,325    877,039
#   Tiffany & Co.                                              9,147    873,630
#   Tile Shop Holdings, Inc.                                   6,244     91,162
    Tilly's, Inc. Class A                                      1,998     19,940
    Time Warner, Inc.                                         32,617  3,340,633
    Time, Inc.                                                11,133    156,419
    TJX Cos., Inc. (The)                                      10,183    715,967
    Toll Brothers, Inc.                                       13,352    515,254
*   TopBuild Corp.                                             4,976    262,633
    Tower International, Inc.                                  3,480     85,956
*   Townsquare Media, Inc. Class A                             1,300     14,378
#   Tractor Supply Co.                                         7,473    419,385
*   Trans World Entertainment Corp.                              200        350
*   TRI Pointe Group, Inc.                                    20,623    274,286
#*  TripAdvisor, Inc.                                          5,381    209,967
*   tronc, Inc.                                                3,634     46,406
#*  Tuesday Morning Corp.                                      4,854      8,980
    Tupperware Brands Corp.                                    3,167    192,269
    Twenty-First Century Fox, Inc. Class A                    32,071    933,266
    Twenty-First Century Fox, Inc. Class B                    19,248    552,225
*   UCP, Inc. Class A                                            354      3,947
*   Ulta Salon Cosmetics & Fragrance, Inc.                     2,793    701,630
#*  Under Armour, Inc. Class A                                 5,054    101,181
#*  Under Armour, Inc. Class C                                 4,816     87,218
*   Unifi, Inc.                                                2,302     75,414
*   Universal Electronics, Inc.                                1,382     94,598
*   Universal Technical Institute, Inc.                        1,356      4,827
#*  Urban Outfitters, Inc.                                    16,186    317,084
*   US Auto Parts Network, Inc.                                4,356     11,369

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Consumer Discretionary -- (Continued)
    Vail Resorts, Inc.                                       1,266 $    266,822
*   Vera Bradley, Inc.                                       3,500       35,280
#   VF Corp.                                                 4,656      289,557
#   Viacom, Inc. Class A                                     1,446       58,563
    Viacom, Inc. Class B                                    36,158    1,262,637
*   Vista Outdoor, Inc.                                      6,102      140,895
*   Visteon Corp.                                            4,374      487,876
*   Vitamin Shoppe, Inc.                                     2,704       29,744
*   VOXX International Corp.                                 2,097       14,050
    Walt Disney Co. (The)                                   48,848    5,369,861
*   Weight Watchers International, Inc.                      1,012       36,250
#   Wendy's Co. (The)                                       34,658      535,120
    West Marine, Inc.                                        3,572       46,043
    Weyco Group, Inc.                                        1,047       29,190
    Whirlpool Corp.                                          5,856    1,041,665
#*  William Lyon Homes Class A                               3,719       84,087
#   Williams-Sonoma, Inc.                                   14,947      693,989
*   Wingstop, Inc.                                           2,914       87,449
    Winmark Corp.                                              400       53,220
    Winnebago Industries, Inc.                               4,386      161,405
    Wolverine World Wide, Inc.                              11,544      325,541
#   World Wrestling Entertainment, Inc. Class A              3,484       73,721
    Wyndham Worldwide Corp.                                  4,536      473,422
    Yum! Brands, Inc.                                        4,438      334,980
*   ZAGG, Inc.                                               4,743       40,078
*   Zumiez, Inc.                                             3,207       40,729
                                                                   ------------
Total Consumer Discretionary                                        148,479,558
                                                                   ------------
Consumer Staples -- (5.1%)
#   Alico, Inc.                                                938       28,328
    Andersons, Inc. (The)                                    4,253      146,516
    Archer-Daniels-Midland Co.                              18,413      776,660
#*  Avon Products, Inc.                                     35,845      130,476
#   B&G Foods, Inc.                                          9,318      337,777
#*  Blue Buffalo Pet Products, Inc.                         12,657      283,137
    Bunge, Ltd.                                             10,789      845,750
#*  Cal-Maine Foods, Inc.                                    4,136      157,788
#   Calavo Growers, Inc.                                     2,692      199,343
    Campbell Soup Co.                                       10,889      575,266
#   Casey's General Stores, Inc.                             6,102      651,388
*   Central Garden & Pet Co.                                 1,889       60,448
*   Central Garden & Pet Co. Class A                         7,956      244,726
#*  Chefs' Warehouse, Inc. (The)                             3,320       48,140
    Clorox Co. (The)                                         3,677      490,843
    Coca-Cola Bottling Co. Consolidated                      1,245      298,912
    Coca-Cola Co. (The)                                     71,798    3,291,220
    Colgate-Palmolive Co.                                    9,798      707,416
    Conagra Brands, Inc.                                    19,872      680,417
    Costco Wholesale Corp.                                   9,115    1,444,819
#   Coty, Inc. Class A                                      46,743      957,297
    CVS Health Corp.                                        45,874    3,666,709
*   Darling Ingredients, Inc.                               21,136      343,883
    Dean Foods Co.                                          15,230      228,450

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc.                              6,679 $  608,858
*   Edgewell Personal Care Co.                                 6,297    454,643
    Energizer Holdings, Inc.                                   3,197    147,286
*   Farmer Brothers Co.                                        2,029     63,203
#   Flowers Foods, Inc.                                       25,823    454,226
    Fresh Del Monte Produce, Inc.                              4,700    241,909
    General Mills, Inc.                                       10,778    599,903
#*  Hain Celestial Group, Inc. (The)                          10,183    455,282
#*  Herbalife, Ltd.                                            3,400    226,134
#   Hormel Foods Corp.                                        30,622  1,046,354
*   Hostess Brands, Inc.                                      10,204    155,917
*   HRG Group, Inc.                                           22,278    369,146
    Ingles Markets, Inc. Class A                               1,914     56,463
    Ingredion, Inc.                                            7,690    948,331
    Inter Parfums, Inc.                                        3,375    130,950
#*  Inventure Foods, Inc.                                      2,048      7,987
    J&J Snack Foods Corp.                                      2,419    317,857
    JM Smucker Co. (The)                                       7,408    903,035
#   John B. Sanfilippo & Son, Inc.                             1,172     75,383
    Kellogg Co.                                                3,182    216,376
    Kimberly-Clark Corp.                                       4,348    535,500
    Kraft Heinz Co. (The)                                     19,059  1,666,900
    Kroger Co. (The)                                          21,913    537,307
    Lamb Weston Holdings, Inc.                                 3,368    148,125
    Lancaster Colony Corp.                                     2,193    268,906
*   Landec Corp.                                               3,686     45,338
*   Lifevantage Corp.                                          1,400      5,320
*   Lifeway Foods, Inc.                                        2,341     21,467
    Limoneira Co.                                              1,022     23,261
    Mannatech, Inc.                                               40        650
#   McCormick & Co., Inc. Non-Voting                           3,264    311,059
    McCormick & Co., Inc. Voting                                  90      8,575
    Medifast, Inc.                                             2,381    101,645
*   Monster Beverage Corp.                                     3,604    190,111
#   National Beverage Corp.                                    2,957    301,969
*   Natural Alternatives International, Inc.                     920      9,200
#*  Natural Grocers by Vitamin Cottage, Inc.                   2,621     23,091
    Natural Health Trends Corp.                                1,566     38,571
    Nature's Sunshine Products, Inc.                           1,300     16,445
    Nu Skin Enterprises, Inc. Class A                          8,119    514,420
    Nutraceutical International Corp.                            930     38,874
    Oil-Dri Corp. of America                                     877     36,273
    Omega Protein Corp.                                        2,990     47,840
    Orchids Paper Products Co.                                 1,452     16,349
    PepsiCo, Inc.                                             23,169  2,701,737
*   Performance Food Group Co.                                14,019    403,747
#*  Pilgrim's Pride Corp.                                     11,686    283,853
    Pinnacle Foods, Inc.                                       5,985    355,389
#*  Post Holdings, Inc.                                        9,398    781,914
    PriceSmart, Inc.                                           3,829    322,593
*   Primo Water Corp.                                          2,141     26,570
*   Revlon, Inc. Class A                                       3,472     67,878
#*  Rite Aid Corp.                                            23,781     53,269

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Staples -- (Continued)
    Rocky Mountain Chocolate Factory, Inc.                      400 $     4,756
    Sanderson Farms, Inc.                                     3,290     430,167
    Seaboard Corp.                                               48     205,200
*   Seneca Foods Corp. Class A                                1,000      28,700
#*  Smart & Final Stores, Inc.                                3,900      33,540
#   Snyder's-Lance, Inc.                                      9,200     320,068
    SpartanNash Co.                                           4,769     132,292
#   Spectrum Brands Holdings, Inc.                            2,622     302,684
*   Sprouts Farmers Market, Inc.                             21,236     511,150
*   SUPERVALU, Inc.                                          24,212      86,679
    Sysco Corp.                                               9,090     478,316
#   Tootsie Roll Industries, Inc.                             2,580      95,976
#*  TreeHouse Foods, Inc.                                     5,010     424,998
    Tyson Foods, Inc. Class A                                14,633     927,147
*   United Natural Foods, Inc.                                6,471     249,328
*   USANA Health Sciences, Inc.                               4,596     262,432
    Village Super Market, Inc. Class A                        1,203      29,750
    Wal-Mart Stores, Inc.                                    91,311   7,303,967
    Walgreens Boots Alliance, Inc.                           35,572   2,869,593
#   WD-40 Co.                                                 1,670     178,105
    Weis Markets, Inc.                                        3,323     157,211
    Whole Foods Market, Inc.                                 25,096   1,048,009
                                                                    -----------
Total Consumer Staples                                               50,059,166
                                                                    -----------
Energy -- (5.4%)
    Adams Resources & Energy, Inc.                              617      23,440
    Anadarko Petroleum Corp.                                  9,133     417,104
    Andeavor                                                 21,723   2,162,090
#*  Antero Resources Corp.                                   14,383     296,577
#   Apache Corp.                                              9,488     469,466
#*  Approach Resources, Inc.                                  4,800      15,024
    Archrock, Inc.                                            7,171      78,522
    Ardmore Shipping Corp.                                    1,353      10,756
#*  Atwood Oceanics, Inc.                                     7,840      61,622
    Baker Hughes a GE Co.                                     8,539     315,004
*   Bill Barrett Corp.                                        5,529      18,688
#   Bristow Group, Inc.                                       5,013      36,946
    Cabot Oil & Gas Corp.                                     9,210     229,053
#*  Callon Petroleum Co.                                     11,098     125,629
#*  CARBO Ceramics, Inc.                                      2,747      19,421
    Cheniere Energy Partners L.P. Holdings LLC                1,223      32,006
#*  Cheniere Energy, Inc.                                     6,365     287,698
#*  Chesapeake Energy Corp.                                  50,518     250,569
    Chevron Corp.                                            60,114   6,563,848
    Cimarex Energy Co.                                        1,554     153,893
*   Clean Energy Fuels Corp.                                  6,211      16,273
*   Cloud Peak Energy, Inc.                                   1,263       4,370
*   Concho Resources, Inc.                                    5,289     688,945
    ConocoPhillips                                           34,586   1,569,167
#*  CONSOL Energy, Inc.                                      19,998     335,166
*   Contango Oil & Gas Co.                                    3,481      20,886
#*  Continental Resources, Inc.                               1,944      64,988
#   Core Laboratories NV                                      3,256     327,326

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#   CVR Energy, Inc.                                          4,948 $    93,567
*   Dawson Geophysical Co.                                    3,162      12,680
    Delek US Holdings, Inc.                                  12,011     313,607
#*  Denbury Resources, Inc.                                  40,885      59,692
    Devon Energy Corp.                                       17,570     585,257
    DHT Holdings, Inc.                                        9,539      39,682
*   Diamond Offshore Drilling, Inc.                           8,108     100,701
#*  Diamondback Energy, Inc.                                  4,013     384,766
#*  Dorian LPG, Ltd.                                          6,121      44,071
#*  Dril-Quip, Inc.                                           4,778     213,099
#*  Earthstone Energy, Inc. Class A                           2,192      21,635
*   Eclipse Resources Corp.                                  34,062      95,714
*   Energen Corp.                                             6,544     348,664
*   ENGlobal Corp.                                            1,300       1,625
#   EnLink Midstream LLC                                     10,289     180,572
#   Ensco P.L.C. Class A                                     30,200     159,758
    EOG Resources, Inc.                                       7,193     684,342
#*  EP Energy Corp. Class A                                  11,960      40,425
#   EQT Corp.                                                 4,645     295,887
*   Era Group, Inc.                                           2,969      26,008
    Evolution Petroleum Corp.                                 4,359      37,487
*   Exterran Corp.                                            5,185     143,573
    Exxon Mobil Corp.                                       129,453  10,361,418
#*  Forum Energy Technologies, Inc.                          12,589     166,804
#   Frank's International NV                                  8,700      70,470
#   GasLog, Ltd.                                              5,790     105,668
    Green Plains, Inc.                                        5,506     108,744
    Gulf Island Fabrication, Inc.                             2,558      29,161
*   Gulfport Energy Corp.                                     7,156      90,309
    Hallador Energy Co.                                       3,488      24,032
    Halliburton Co.                                           6,148     260,921
*   Helix Energy Solutions Group, Inc.                       19,274     126,052
#   Helmerich & Payne, Inc.                                   6,428     325,385
#   Hess Corp.                                               18,041     803,546
    HollyFrontier Corp.                                      18,305     527,916
*   International Seaways, Inc.                               4,298      98,037
#*  Jones Energy, Inc. Class A                                1,622       2,433
    Kinder Morgan, Inc.                                      54,862   1,120,831
#*  Kosmos Energy, Ltd.                                      31,765     209,649
#*  Laredo Petroleum, Inc.                                   18,122     234,861
    Marathon Oil Corp.                                       45,746     559,474
    Marathon Petroleum Corp.                                 28,887   1,617,383
#*  Matador Resources Co.                                     6,459     156,695
*   Matrix Service Co.                                        3,400      35,190
*   McDermott International, Inc.                            38,537     260,895
*   Mitcham Industries, Inc.                                    900       3,573
#   Murphy Oil Corp.                                         14,085     374,379
    Nabors Industries, Ltd.                                  29,855     230,182
    National Oilwell Varco, Inc.                             20,394     667,088
*   Natural Gas Services Group, Inc.                          1,608      40,120
*   Newfield Exploration Co.                                  1,237      35,539
*   Newpark Resources, Inc.                                  15,130     126,336
#   Noble Corp. P.L.C.                                       26,750     107,000

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
    Noble Energy, Inc.                                        25,930 $  749,636
#   Nordic American Tankers, Ltd.                                168        988
#*  Northern Oil and Gas, Inc.                                 3,834      4,793
*   Oasis Petroleum, Inc.                                     24,098    187,482
    Occidental Petroleum Corp.                                12,761    790,289
    Oceaneering International, Inc.                           13,008    333,655
*   Oil States International, Inc.                             6,592    163,811
    ONEOK, Inc.                                               11,951    676,068
*   Pacific Ethanol, Inc.                                      4,800     30,000
    Panhandle Oil and Gas, Inc. Class A                        1,762     38,764
#*  Par Pacific Holdings, Inc.                                 3,933     70,440
*   Parker Drilling Co.                                       17,479     20,975
*   Parsley Energy, Inc. Class A                               7,197    210,728
    Patterson-UTI Energy, Inc.                                15,658    302,826
#   PBF Energy, Inc. Class A                                  11,865    270,166
*   PDC Energy, Inc.                                           6,449    304,135
*   PHI, Inc. Non-Voting                                       1,325     12,853
    Phillips 66                                               13,888  1,163,120
*   Pioneer Energy Services Corp.                              8,189     18,016
    Pioneer Natural Resources Co.                              2,893    471,848
*   QEP Resources, Inc.                                       13,630    116,809
#   Range Resources Corp.                                      6,245    131,832
#*  Renewable Energy Group, Inc.                               4,824     60,300
*   REX American Resources Corp.                                 885     88,482
*   Rice Energy, Inc.                                         20,252    566,448
*   RigNet, Inc.                                               1,558     29,524
#*  Ring Energy, Inc.                                          4,350     56,811
#*  Rowan Cos. P.L.C. Class A                                 17,328    202,218
#   RPC, Inc.                                                  3,600     74,556
*   RSP Permian, Inc.                                          9,232    317,212
    Schlumberger, Ltd.                                        25,741  1,765,833
    Scorpio Tankers, Inc.                                     27,199    100,908
*   SEACOR Holdings, Inc.                                      2,286     77,930
*   SEACOR Marine Holdings, Inc.                               2,298     33,505
    SemGroup Corp. Class A                                     7,637    206,581
#   Ship Finance International, Ltd.                           7,432    101,075
    SM Energy Co.                                              3,068     53,353
#*  SRC Energy, Inc.                                          26,286    223,694
#*  Superior Energy Services, Inc.                            18,649    200,663
    Targa Resources Corp.                                     11,124    516,265
*   TechnipFMC P.L.C.                                         25,005    713,643
#   Teekay Corp.                                               5,911     57,928
#   Teekay Tankers, Ltd. Class A                               4,200      7,560
#*  Tesco Corp.                                                5,458     25,107
*   TETRA Technologies, Inc.                                  11,249     31,610
#*  Transocean, Ltd.                                          31,842    275,433
*   Unit Corp.                                                 6,753    121,419
#   US Silica Holdings, Inc.                                   6,008    175,013
    Valero Energy Corp.                                       23,933  1,650,659
#*  Weatherford International P.L.C.                          85,291    380,398
#*  Whiting Petroleum Corp.                                   28,797    151,184
*   Willbros Group, Inc.                                         549      1,120
    Williams Cos., Inc. (The)                                 18,985    603,343

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    World Fuel Services Corp.                                 8,326 $   269,263
*   WPX Energy, Inc.                                         35,569     383,434
                                                                    -----------
Total Energy                                                         52,949,086
                                                                    -----------
Financials -- (19.3%)
    1st Constitution Bancorp                                    749      12,845
    1st Source Corp.                                          3,709     182,112
    A-Mark Precious Metals, Inc.                              1,195      18,009
    Access National Corp.                                     1,915      50,920
    ACNB Corp.                                                  198       5,633
    Affiliated Managers Group, Inc.                           3,228     599,859
    Aflac, Inc.                                              15,298   1,220,015
*   Alleghany Corp.                                             997     611,500
*   Allegiance Bancshares, Inc.                               1,516      56,926
    Allstate Corp. (The)                                     13,665   1,243,515
#   Ally Financial, Inc.                                     44,961   1,017,917
*   Ambac Financial Group, Inc.                               5,554     113,468
    American Equity Investment Life Holding Co.              13,414     359,227
    American Express Co.                                     30,083   2,563,974
    American Financial Group, Inc.                            6,575     666,705
    American International Group, Inc.                       31,071   2,033,597
    American National Bankshares, Inc.                        1,300      49,075
    American National Insurance Co.                           1,834     218,246
    Ameriprise Financial, Inc.                                9,935   1,439,383
    Ameris Bancorp                                            4,148     189,978
    AMERISAFE, Inc.                                           2,385     137,734
    AmeriServ Financial, Inc.                                   300       1,185
#   Amtrust Financial Services, Inc.                         23,027     368,432
    Aon P.L.C.                                                4,819     665,841
*   Arch Capital Group, Ltd.                                  8,502     826,905
    Argo Group International Holdings, Ltd.                   4,334     259,823
    Arrow Financial Corp.                                     2,103      68,558
#   Arthur J Gallagher & Co.                                  7,572     445,158
#   Artisan Partners Asset Management, Inc. Class A           7,018     233,348
    Aspen Insurance Holdings, Ltd.                            6,076     296,509
    Associated Banc-Corp                                     14,959     358,268
    Associated Capital Group, Inc. Class A                      400      13,420
    Assurant, Inc.                                            6,823     718,257
    Assured Guaranty, Ltd.                                   16,703     751,802
*   Asta Funding, Inc.                                          271       1,985
    Astoria Financial Corp.                                  14,693     296,505
*   Atlantic Capital Bancshares, Inc.                         3,582      69,133
*   Atlanticus Holdings Corp.                                   886       2,188
*   Atlas Financial Holdings, Inc.                            1,166      18,015
    Axis Capital Holdings, Ltd.                               6,233     402,527
    Baldwin & Lyons, Inc. Class B                             2,066      48,344
    Banc of California, Inc.                                  6,373     130,965
    BancFirst Corp.                                           1,995     212,966
*   Bancorp, Inc. (The)                                       8,154      63,194
    BancorpSouth, Inc.                                       11,234     337,582
    Bank Mutual Corp.                                         5,859      58,297
    Bank of America Corp.                                   312,087   7,527,538
    Bank of Commerce Holdings                                   300       3,105

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
#   Bank of Hawaii Corp.                                       5,432 $  454,495
    Bank of Marin Bancorp                                        851     56,719
    Bank of New York Mellon Corp. (The)                       37,961  2,013,072
#   Bank of the Ozarks, Inc.                                  13,194    569,321
    BankFinancial Corp.                                        2,924     43,802
    BankUnited, Inc.                                          11,350    390,667
    Banner Corp.                                               4,830    279,029
    Bar Harbor Bankshares                                      1,390     38,767
    BB&T Corp.                                                25,012  1,183,568
    Bear State Financial, Inc.                                 1,200     11,136
    Beneficial Bancorp, Inc.                                   9,704    151,382
*   Berkshire Hathaway, Inc. Class B                          22,804  3,990,016
    Berkshire Hills Bancorp, Inc.                              4,991    185,416
    BGC Partners, Inc. Class A                                47,111    594,070
    BlackRock, Inc.                                            4,096  1,747,067
    Blue Hills Bancorp, Inc.                                   3,822     72,427
#*  BofI Holding, Inc.                                         6,440    179,483
    BOK Financial Corp.                                        4,530    385,367
    Boston Private Financial Holdings, Inc.                   11,675    179,211
    Bridge Bancorp, Inc.                                       1,746     56,745
    Brookline Bancorp, Inc.                                   10,677    158,553
    Brown & Brown, Inc.                                        9,786    436,456
    Bryn Mawr Bank Corp.                                       2,559    108,630
*   BSB Bancorp, Inc.                                          1,168     34,514
    C&F Financial Corp.                                          500     24,900
    Camden National Corp.                                      2,329     97,818
    Canadian Imperial Bank of Commerce                         1,044     90,661
    Capital Bank Financial Corp. Class A                       4,806    182,628
    Capital City Bank Group, Inc.                              2,300     49,128
    Capital One Financial Corp.                               17,582  1,515,217
    Capitol Federal Financial, Inc.                           21,985    313,506
    Carolina Financial Corp.                                   2,114     71,115
    Cathay General Bancorp                                     8,925    334,241
#   CBOE Holdings, Inc.                                        4,829    456,485
    CenterState Banks, Inc.                                    6,643    166,009
    Central Pacific Financial Corp.                            4,075    126,040
    Central Valley Community Bancorp                           1,231     27,057
    Century Bancorp, Inc. Class A                                165     11,006
    Charles Schwab Corp. (The)                                24,826  1,065,035
    Charter Financial Corp.                                    2,547     45,795
    Chemical Financial Corp.                                   7,490    360,943
    Chubb, Ltd.                                               14,222  2,082,954
    Cincinnati Financial Corp.                                 9,963    758,782
    CIT Group, Inc.                                           14,133    673,437
    Citigroup, Inc.                                           83,845  5,739,190
    Citizens & Northern Corp.                                  1,891     43,644
    Citizens Financial Group, Inc.                            28,280    992,062
    Citizens Holding Co.                                         160      3,944
#*  Citizens, Inc.                                             3,580     28,819
#   City Holding Co.                                           1,916    125,747
#   Civista Bancshares, Inc.                                     330      6,749
    Clifton Bancorp, Inc.                                      3,131     52,256
    CME Group, Inc.                                            7,831    960,237

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    CNB Financial Corp.                                        2,238 $   58,994
    CNO Financial Group, Inc.                                 13,279    303,824
    CoBiz Financial, Inc.                                      5,967    105,019
    Codorus Valley Bancorp, Inc.                                 105      2,936
#   Cohen & Steers, Inc.                                       8,277    334,391
    Columbia Banking System, Inc.                              8,923    355,492
    Comerica, Inc.                                             9,801    708,710
#   Commerce Bancshares, Inc.                                 11,498    667,344
#   Community Bank System, Inc.                                6,263    343,839
*   Community Bankers Trust Corp.                                100        860
    Community Trust Bancorp, Inc.                              2,316    100,051
    ConnectOne Bancorp, Inc.                                   3,612     81,270
*   Consumer Portfolio Services, Inc.                          4,008     16,473
#*  Cowen, Inc.                                                3,227     51,632
    Crawford & Co. Class A                                     2,549     18,939
    Crawford & Co. Class B                                     3,450     30,981
*   Credit Acceptance Corp.                                    2,579    642,429
*   CU Bancorp                                                 2,279     84,095
    Cullen/Frost Bankers, Inc.                                 4,109    373,015
*   Customers Bancorp, Inc.                                    3,940    117,609
#   CVB Financial Corp.                                       14,531    312,998
    Diamond Hill Investment Group, Inc.                          832    164,320
    Dime Community Bancshares, Inc.                            5,064    105,331
    Discover Financial Services                               22,080  1,345,555
    DNB Financial Corp.                                          400     13,780
    Donegal Group, Inc. Class A                                3,167     47,758
*   Donnelley Financial Solutions, Inc.                        7,321    169,847
*   E*TRADE Financial Corp.                                   19,854    814,014
*   Eagle Bancorp, Inc.                                        3,838    239,683
    East West Bancorp, Inc.                                   12,725    725,070
#   Eaton Vance Corp.                                         13,612    668,213
*   eHealth, Inc.                                              2,377     40,433
    EMC Insurance Group, Inc.                                  2,748     76,120
    Employers Holdings, Inc.                                   5,120    221,952
#*  Encore Capital Group, Inc.                                 2,840    113,884
*   Enova International, Inc.                                  5,913     85,739
*   Enstar Group, Ltd.                                         1,596    323,350
    Enterprise Bancorp, Inc.                                     600     20,274
    Enterprise Financial Services Corp.                        5,489    217,090
*   Equity Bancshares, Inc. Class A                            1,325     45,805
    Erie Indemnity Co. Class A                                 1,217    155,119
    ESSA Bancorp, Inc.                                         1,600     23,600
*   Essent Group, Ltd.                                         9,312    357,767
    Evercore Partners, Inc. Class A                            5,400    424,710
    Everest Re Group, Ltd.                                     3,065    804,225
*   Ezcorp, Inc. Class A                                       8,301     64,748
#   FactSet Research Systems, Inc.                             1,548    258,857
    Fairfax Financial Holdings, Ltd.                             510    242,888
    Farmers Capital Bank Corp.                                 1,252     47,013
    Farmers National Banc Corp.                                4,026     55,358
    FBL Financial Group, Inc. Class A                          3,431    232,965
*   FCB Financial Holdings, Inc. Class A                       5,725    269,934
    Federal Agricultural Mortgage Corp. Class C                  900     61,704

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
#   Federated Investors, Inc. Class B                         21,074 $  607,563
    Federated National Holding Co.                             1,756     27,956
    Fidelity Southern Corp.                                    3,832     80,702
    Fifth Third Bancorp                                       52,528  1,402,498
#   Financial Engines, Inc.                                    4,147    159,452
    Financial Institutions, Inc.                               2,100     61,740
*   First Acceptance Corp.                                       900        810
    First American Financial Corp.                            13,207    639,351
*   First BanCorp(318672706)                                  28,865    169,149
    First Bancorp(318910106)                                   6,195    193,903
    First Bancorp, Inc.                                        1,481     39,898
    First Bancshares, Inc. (The)                                 703     19,508
    First Busey Corp.                                          6,427    187,925
    First Business Financial Services, Inc.                      989     21,026
    First Citizens BancShares, Inc. Class A                    1,300    478,426
    First Commonwealth Financial Corp.                        20,076    261,590
    First Community Bancshares, Inc.                           2,390     65,056
    First Connecticut Bancorp, Inc.                            1,932     49,459
    First Defiance Financial Corp.                             1,623     83,990
    First Financial Bancorp                                    9,095    232,832
    First Financial Bankshares, Inc.                           7,745    334,971
    First Financial Corp.                                      1,138     52,405
    First Financial Northwest, Inc.                            1,800     29,538
*   First Foundation, Inc.                                     4,364     75,672
#   First Horizon National Corp.                              27,392    477,443
    First Interstate Bancsystem, Inc. Class A                  4,386    160,308
    First Merchants Corp.                                      6,323    255,702
    First Mid-Illinois Bancshares, Inc.                        1,258     46,030
    First Midwest Bancorp, Inc.                               16,826    373,705
*   First Northwest Bancorp                                    1,283     19,566
    First of Long Island Corp. (The)                           3,492     97,601
    First Republic Bank                                        6,411    643,216
    First South Bancorp, Inc.                                    100      1,721
    FirstCash, Inc.                                            6,149    357,564
*   Flagstar Bancorp, Inc.                                     7,262    236,451
    Flushing Financial Corp.                                   3,863    110,211
    FNB Corp.                                                 33,221    455,128
    FNF Group                                                 15,705    767,346
*   FNFV Group                                                 9,460    163,185
#*  Franklin Financial Network, Inc.                           1,940     67,027
    Franklin Resources, Inc.                                  15,160    678,865
    Fulton Financial Corp.                                    17,720    323,390
    Gain Capital Holdings, Inc.                                6,727     45,138
    GAMCO Investors, Inc. Class A                              1,000     30,710
*   Genworth Financial, Inc. Class A                          60,600    207,858
    German American Bancorp, Inc.                              3,253    116,555
#   Glacier Bancorp, Inc.                                      9,293    324,512
*   Global Indemnity, Ltd.                                     1,700     65,892
    Goldman Sachs Group, Inc. (The)                           13,019  2,933,571
*   Great Elm Capital Group, Inc.                                619      2,136
    Great Southern Bancorp, Inc.                               2,048    106,394
    Great Western Bancorp, Inc.                                7,100    276,971
*   Green Bancorp, Inc.                                        5,914    132,769

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   Green Dot Corp. Class A                                   6,526 $   262,606
#   Greenhill & Co., Inc.                                     3,377      62,475
*   Greenlight Capital Re, Ltd. Class A                       4,400      94,160
    Guaranty Bancorp                                          2,400      63,960
*   Hallmark Financial Services, Inc.                         2,410      27,113
    Hancock Holding Co.                                       8,497     390,862
    Hanmi Financial Corp.                                     4,379     125,458
    Hanover Insurance Group, Inc. (The)                       4,230     401,258
    Hartford Financial Services Group, Inc. (The)            25,749   1,416,195
    HCI Group, Inc.                                           1,645      74,173
    Heartland Financial USA, Inc.                             4,144     195,182
    Hennessy Advisors, Inc.                                   1,107      17,535
    Heritage Commerce Corp.                                   5,400      75,006
    Heritage Financial Corp.                                  3,817     103,822
#   Heritage Insurance Holdings, Inc.                         2,601      32,799
    Hilltop Holdings, Inc.                                   12,037     301,286
    Hingham Institution for Savings                             155      27,420
    Home Bancorp, Inc.                                          500      20,260
    Home BancShares, Inc.                                    17,418     431,966
*   HomeStreet, Inc.                                          3,322      87,203
*   HomeTrust Bancshares, Inc.                                3,038      73,368
    Hope Bancorp, Inc.                                       17,925     316,018
    HopFed Bancorp, Inc.                                          6          87
    Horace Mann Educators Corp.                               5,104     188,338
    Horizon Bancorp                                           2,928      77,211
    Houlihan Lokey, Inc.                                      2,978     110,722
*   Howard Bancorp, Inc.                                        644      12,655
    Huntington Bancshares, Inc.                              76,683   1,016,050
    Iberiabank Corp.                                          4,215     340,783
#   Independence Holding Co.                                  2,048      45,466
    Independent Bank Corp.(453836108)                         2,749     196,141
    Independent Bank Corp.(453838609)                         2,619      55,523
    Independent Bank Group, Inc.                              3,560     214,846
    Infinity Property & Casualty Corp.                        1,657     165,783
#   Interactive Brokers Group, Inc. Class A                  12,819     513,401
    Intercontinental Exchange, Inc.                          20,067   1,338,670
    International Bancshares Corp.                            9,654     341,752
*   INTL. FCStone, Inc.                                       2,667     104,360
    Invesco, Ltd.                                            30,405   1,057,182
    Investment Technology Group, Inc.                         5,700     125,799
#   Investors Bancorp, Inc.                                  28,466     378,028
    Investors Title Co.                                         166      29,302
    James River Group Holdings, Ltd.                          3,778     151,724
#*  Janus Henderson Group P.L.C.                              9,519     318,791
    JPMorgan Chase & Co.                                    136,398  12,521,336
    Kearny Financial Corp.                                   11,135     162,571
    Kemper Corp.                                              6,712     263,446
    KeyCorp                                                  62,805   1,133,002
    Kingstone Cos., Inc.                                        707      11,666
*   Ladenburg Thalmann Financial Services, Inc.              20,093      45,812
    Lakeland Bancorp, Inc.                                    6,960     134,676
    Lakeland Financial Corp.                                  2,940     135,240
    Lazard, Ltd. Class A                                      4,552     212,624

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    LCNB Corp.                                                   700 $   14,035
    LegacyTexas Financial Group, Inc.                          6,271    242,813
#   Legg Mason, Inc.                                           8,726    349,127
*   LendingClub Corp.                                         34,900    176,943
#*  LendingTree, Inc.                                          1,459    321,855
    Leucadia National Corp.                                   20,826    542,101
    Lincoln National Corp.                                    13,446    982,365
    Loews Corp.                                               19,843    965,957
    LPL Financial Holdings, Inc.                              17,972    822,399
    M&T Bank Corp.                                             4,946    806,940
    Macatawa Bank Corp.                                        4,300     41,495
    Maiden Holdings, Ltd.                                     11,028    122,411
    MainSource Financial Group, Inc.                           3,341    116,735
    Manning & Napier, Inc.                                     1,962      7,946
*   Markel Corp.                                                 818    876,495
    MarketAxess Holdings, Inc.                                 1,600    324,624
    Marlin Business Services Corp.                             1,780     46,280
    Marsh & McLennan Cos., Inc.                                9,234    719,975
    MB Financial, Inc.                                         8,456    345,850
*   MBIA, Inc.                                                17,849    181,524
    MBT Financial Corp.                                        3,354     32,198
    Mercantile Bank Corp.                                      2,362     75,159
#   Mercury General Corp.                                      5,419    324,544
    Meridian Bancorp, Inc.                                     6,693    118,131
    Meta Financial Group, Inc.                                 1,255     89,482
    MetLife, Inc.                                             27,853  1,531,915
*   MGIC Investment Corp.                                     12,754    148,839
    MidSouth Bancorp, Inc.                                     1,200     13,500
    MidWestOne Financial Group, Inc.                           1,517     52,215
    Moelis & Co. Class A                                       2,728    111,575
    Moody's Corp.                                              3,150    414,634
    Morgan Stanley                                            50,197  2,354,239
    Morningstar, Inc.                                          4,680    386,428
    MSCI, Inc.                                                 3,135    341,558
    MutualFirst Financial, Inc.                                  500     17,450
    Nasdaq, Inc.                                               9,599    713,878
    National Bank Holdings Corp. Class A                       3,572    121,912
#   National Bankshares, Inc.                                    518     19,943
*   National Commerce Corp.                                      707     28,351
    National General Holdings Corp.                           13,905    294,925
    National Western Life Group, Inc. Class A                    388    130,597
#*  Nationstar Mortgage Holdings, Inc.                         6,255    111,527
    Navient Corp.                                             48,122    709,799
    Navigators Group, Inc. (The)                               4,399    250,743
    NBT Bancorp, Inc.                                          5,654    204,336
    Nelnet, Inc. Class A                                       4,163    204,362
#   New York Community Bancorp, Inc.                          28,933    379,890
    NewStar Financial, Inc.                                    5,176     56,625
*   Nicholas Financial, Inc.                                     801      7,049
*   Nicolet Bankshares, Inc.                                     211     11,430
*   NMI Holdings, Inc. Class A                                 9,063    106,943
    Northern Trust Corp.                                       8,397    734,821
    Northfield Bancorp, Inc.                                   6,107    102,537

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Northrim BanCorp, Inc.                                       900 $   26,235
    Northwest Bancshares, Inc.                                14,760    237,636
    OceanFirst Financial Corp.                                 5,134    139,029
#*  Ocwen Financial Corp.                                     14,518     41,667
    OFG Bancorp                                                6,578     66,109
    Old Line Bancshares, Inc.                                  1,300     35,204
    Old National Bancorp                                      20,285    330,645
    Old Republic International Corp.                          30,311    594,702
    Old Second Bancorp, Inc.                                   2,390     28,322
    OM Asset Management P.L.C.                                12,488    188,194
*   On Deck Capital, Inc.                                      2,700     11,610
    OneBeacon Insurance Group, Ltd. Class A                    3,660     67,051
#*  OneMain Holdings, Inc.                                    13,544    362,167
    Oppenheimer Holdings, Inc. Class A                         1,497     23,578
    Opus Bank                                                  2,647     62,999
    Oritani Financial Corp.                                    5,492     91,167
    Orrstown Financial Services, Inc.                            909     22,725
    Pacific Continental Corp.                                  2,959     75,159
*   Pacific Mercantile Bancorp                                 2,550     20,145
*   Pacific Premier Bancorp, Inc.                              5,188    186,249
    PacWest Bancorp                                            8,826    423,825
    Park National Corp.                                        1,852    182,922
    Park Sterling Corp.                                        7,735     89,881
    Peapack Gladstone Financial Corp.                          2,129     66,574
    Penns Woods Bancorp, Inc.                                    829     35,523
*   PennyMac Financial Services, Inc. Class A                  5,123     89,140
    People's United Financial, Inc.                           22,691    395,731
    People's Utah Bancorp                                      1,400     38,920
    Peoples Bancorp, Inc.                                      2,534     82,608
#   Peoples Financial Services Corp.                             400     17,108
*   PHH Corp.                                                  7,228     99,602
    Pinnacle Financial Partners, Inc.                          5,879    375,668
    Piper Jaffray Cos.                                         1,000     62,400
    PJT Partners, Inc. Class A                                 2,260     98,039
    PNC Financial Services Group, Inc. (The)                  17,239  2,220,383
    Popular, Inc.                                             10,732    452,246
#*  PRA Group, Inc.                                            6,114    239,669
    Preferred Bank                                             1,595     89,559
    Premier Financial Bancorp, Inc.                            1,519     28,861
    Primerica, Inc.                                            7,005    567,755
    Principal Financial Group, Inc.                           21,488  1,434,324
    ProAssurance Corp.                                         5,066    313,079
    Progressive Corp. (The)                                   21,246  1,001,324
    Prosperity Bancshares, Inc.                                6,344    406,650
    Provident Financial Holdings, Inc.                         1,300     24,700
    Provident Financial Services, Inc.                         8,938    237,036
    Prudential Bancorp, Inc.                                     845     14,509
    Prudential Financial, Inc.                                12,776  1,446,626
    Pzena Investment Management, Inc. Class A                  1,300     13,715
    QCR Holdings, Inc.                                         1,925     88,454
    Radian Group, Inc.                                        10,400    181,168
    Raymond James Financial, Inc.                              9,246    769,175

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
*   Regional Management Corp.                                  1,515 $   36,345
    Regions Financial Corp.                                   80,198  1,170,891
    Reinsurance Group of America, Inc.                         4,803    673,381
    RenaissanceRe Holdings, Ltd.                               3,798    557,964
    Renasant Corp.                                             6,594    279,520
    Republic Bancorp, Inc. Class A                             2,487     89,283
#*  Republic First Bancorp, Inc.                               1,200     10,680
    Riverview Bancorp, Inc.                                      100        759
#   RLI Corp.                                                  4,392    255,000
    S&P Global, Inc.                                           4,120    632,791
    S&T Bancorp, Inc.                                          4,661    176,559
*   Safeguard Scientifics, Inc.                                2,419     28,786
    Safety Insurance Group, Inc.                               1,990    141,190
    Sandy Spring Bancorp, Inc.                                 3,057    122,402
*   Santander Consumer USA Holdings, Inc.                     42,080    539,045
*   Seacoast Banking Corp. of Florida                          5,032    117,598
    SEI Investments Co.                                        3,712    209,765
    Selective Insurance Group, Inc.                            6,923    350,650
#   ServisFirst Bancshares, Inc.                               6,982    253,726
    Shore Bancshares, Inc.                                     1,532     25,875
    SI Financial Group, Inc.                                   1,043     16,114
    Sierra Bancorp                                             1,944     53,266
*   Signature Bank                                             3,203    443,872
    Silvercrest Asset Management Group, Inc. Class A             800     10,120
    Simmons First National Corp. Class A                       4,002    218,309
*   SLM Corp.                                                 57,783    640,236
    South State Corp.                                          3,748    313,895
*   Southern First Bancshares, Inc.                              700     25,795
    Southern Missouri Bancorp, Inc.                              512     16,594
    Southern National Bancorp of Virginia, Inc.                1,622     27,444
    Southside Bancshares, Inc.                                 3,486    121,069
    Southwest Bancorp, Inc.                                    2,616     68,278
    State Auto Financial Corp.                                 5,412    139,575
    State Bank Financial Corp.                                 4,490    123,250
    State National Cos., Inc.                                  6,618    138,184
    State Street Corp.                                        11,769  1,097,224
    Sterling Bancorp                                          15,110    349,041
    Stewart Information Services Corp.                         3,962    155,707
*   Stifel Financial Corp.                                     6,700    340,695
    Stock Yards Bancorp, Inc.                                  2,100     75,285
    Stonegate Bank                                             1,770     82,394
    Summit Financial Group, Inc.                                 333      7,256
    Sun Bancorp, Inc.                                          2,206     53,716
    SunTrust Banks, Inc.                                      17,392    996,388
*   SVB Financial Group                                        4,028    718,756
    Synchrony Financial                                       36,970  1,120,930
#   Synovus Financial Corp.                                   14,513    631,025
    T Rowe Price Group, Inc.                                  21,529  1,780,879
    TCF Financial Corp.                                       22,343    352,126
#   TD Ameritrade Holding Corp.                               20,870    954,385
    Territorial Bancorp, Inc.                                  1,300     39,169
*   Texas Capital Bancshares, Inc.                             5,537    433,824
#   TFS Financial Corp.                                        6,187     98,868

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   Third Point Reinsurance, Ltd.                             2,702 $    39,314
    Timberland Bancorp, Inc.                                    500      13,480
    Tiptree, Inc.                                             5,339      36,572
    Tompkins Financial Corp.                                  1,833     144,275
    Torchmark Corp.                                           8,799     694,857
    Towne Bank                                                8,161     255,439
    Travelers Cos., Inc. (The)                               16,510   2,114,766
    Trico Bancshares                                          3,256     120,146
*   TriState Capital Holdings, Inc.                           3,588      82,524
*   Triumph Bancorp, Inc.                                     2,126      60,378
    TrustCo Bank Corp. NY                                    13,664     113,411
    Trustmark Corp.                                          10,189     325,640
    U.S. Bancorp.                                            57,035   3,010,307
    UMB Financial Corp.                                       4,904     341,613
    Umpqua Holdings Corp.                                    19,437     360,362
    Union Bankshares Corp.                                    6,116     188,923
#   United Bankshares, Inc.                                  10,367     357,661
    United Community Banks, Inc.                             10,666     296,088
    United Community Financial Corp.                          6,434      59,193
    United Financial Bancorp, Inc.                            6,408     115,921
    United Fire Group, Inc.                                   3,389     152,912
#   United Insurance Holdings Corp.                           2,457      39,214
    United Security Bancshares                                  402       3,779
    Universal Insurance Holdings, Inc.                        6,041     144,078
    Univest Corp. of Pennsylvania                             3,467     105,743
    Unum Group                                               16,647     834,514
    Validus Holdings, Ltd.                                    7,634     410,633
    Valley National Bancorp                                  26,565     315,592
    Value Line, Inc.                                            213       3,768
*   Veritex Holdings, Inc.                                      945      25,184
#   Virtu Financial, Inc. Class A                             4,130      68,352
#   Virtus Investment Partners, Inc.                          1,053     124,043
    Voya Financial, Inc.                                     10,932     428,972
#   Waddell & Reed Financial, Inc. Class A                    8,882     183,591
*   Walker & Dunlop, Inc.                                     6,136     308,334
    Washington Federal, Inc.                                 10,134     338,982
    Washington Trust Bancorp, Inc.                            2,152     117,176
    WashingtonFirst Bankshares, Inc.                          1,472      50,401
    Waterstone Financial, Inc.                                4,026      75,890
    Webster Financial Corp.                                  10,446     542,461
    Wells Fargo & Co.                                       190,218  10,260,359
    WesBanco, Inc.                                            5,746     219,670
    West Bancorporation, Inc.                                 1,799      41,377
#   Westamerica Bancorporation                                1,988     108,783
*   Western Alliance Bancorp                                 12,318     620,581
    Western New England Bancorp, Inc.                         3,241      32,248
    Westwood Holdings Group, Inc.                             1,130      66,614
    White Mountains Insurance Group, Ltd.                       482     416,737
    Willis Towers Watson P.L.C.                               8,108   1,207,119
    Wintrust Financial Corp.                                  6,059     456,303
    WisdomTree Investments, Inc.                              9,500      99,180
#*  WMIH Corp.                                                5,650       6,498
*   World Acceptance Corp.                                      900      68,013

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Financials -- (Continued)
#   WR Berkley Corp.                                         9,194 $    634,110
    WSFS Financial Corp.                                     3,632      163,985
*   Xenith Bankshares, Inc.                                    270        7,609
    XL Group, Ltd.                                          15,291      678,920
    Zions Bancorporation                                    12,606      571,304
                                                                   ------------
Total Financials                                                    188,986,260
                                                                   ------------
Health Care -- (6.8%)
#   Abaxis, Inc.                                             2,536      119,192
    Abbott Laboratories                                     51,225    2,519,245
#*  Abeona Therapeutics, Inc.                                3,000       25,350
*   ABIOMED, Inc.                                            1,360      201,402
#*  Acadia Healthcare Co., Inc.                             10,930      578,525
*   Accuray, Inc.                                            7,598       32,292
    Aceto Corp.                                              3,079       51,974
*   Achillion Pharmaceuticals, Inc.                         15,836       64,928
*   Acorda Therapeutics, Inc.                                4,272       92,489
*   Adamas Pharmaceuticals, Inc.                             2,400       41,640
*   Addus HomeCare Corp.                                     1,700       57,715
    Aetna, Inc.                                             14,113    2,177,777
*   Akorn, Inc.                                             15,300      514,386
*   Albany Molecular Research, Inc.                          2,219       48,241
*   Alere, Inc.                                              8,442      425,392
*   Alexion Pharmaceuticals, Inc.                            3,169      435,230
*   Align Technology, Inc.                                   2,661      444,999
#*  Alkermes P.L.C.                                            689       37,488
*   Alliance HealthCare Services, Inc.                         450        5,963
*   Allscripts Healthcare Solutions, Inc.                   21,842      268,875
*   Almost Family, Inc.                                      2,210      109,285
#*  Alnylam Pharmaceuticals, Inc.                            2,454      203,044
*   AMAG Pharmaceuticals, Inc.                               2,360       46,374
*   Amedisys, Inc.                                           3,494      165,476
    AmerisourceBergen Corp.                                  6,609      620,056
    Amgen, Inc.                                             22,815    3,981,446
#*  AMN Healthcare Services, Inc.                            9,797      361,509
*   Amphastar Pharmaceuticals, Inc.                          4,515       78,019
    Analogic Corp.                                           1,710      120,042
*   AngioDynamics, Inc.                                      5,619       91,309
*   Anika Therapeutics, Inc.                                 2,097      107,283
    Anthem, Inc.                                            10,406    1,937,701
*   Applied Genetic Technologies Corp.                         868        4,123
#*  Aptevo Therapeutics, Inc.                                1,916        3,525
#*  Aratana Therapeutics, Inc.                                 479        3,233
*   Ardelyx, Inc.                                            2,640       13,728
*   Assembly Biosciences, Inc.                               1,358       30,433
#*  athenahealth, Inc.                                       1,592      220,205
    Atrion Corp.                                               296      187,131
#*  BioMarin Pharmaceutical, Inc.                            1,570      137,736
*   BioSpecifics Technologies Corp.                          1,201       58,429
*   BioTelemetry, Inc.                                       4,193      143,401
*   Bioverativ, Inc.                                         3,881      240,506
#*  Bluebird Bio, Inc.                                       1,828      172,289
*   Boston Scientific Corp.                                  9,799      260,849

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   Bovie Medical Corp.                                          200 $      506
#*  Brookdale Senior Living, Inc.                             18,002    255,628
    Bruker Corp.                                               8,800    252,384
*   Cambrex Corp.                                              6,933    422,913
    Cantel Medical Corp.                                       2,823    209,467
#*  Capital Senior Living Corp.                                4,758     65,660
#*  Cara Therapeutics, Inc.                                    2,500     35,100
    Cardinal Health, Inc.                                      9,947    768,505
*   Cascadian Therapeutics, Inc.                               5,100     20,859
#*  Celldex Therapeutics, Inc.                                 8,800     20,152
*   Cempra, Inc.                                               8,934     35,736
*   Centene Corp.                                             10,677    847,967
#*  Cerner Corp.                                               6,500    418,405
#   Chemed Corp.                                               1,943    383,742
    Cigna Corp.                                                7,887  1,368,868
*   Civitas Solutions, Inc.                                    6,186    110,420
#*  Clovis Oncology, Inc.                                        566     48,002
    Computer Programs & Systems, Inc.                            864     26,482
*   Concert Pharmaceuticals, Inc.                              1,100     15,873
    CONMED Corp.                                               2,606    133,740
*   CorVel Corp.                                               3,700    175,935
    CR Bard, Inc.                                              2,609    836,445
*   Cross Country Healthcare, Inc.                             2,841     33,410
*   CryoLife, Inc.                                             3,483     65,306
#*  Cumberland Pharmaceuticals, Inc.                           1,600     10,752
*   Cutera, Inc.                                               1,041     27,118
*   Cytokinetics, Inc.                                         3,482     48,922
*   DaVita, Inc.                                              15,529  1,005,969
    DENTSPLY SIRONA, Inc.                                     14,277    885,602
#*  DexCom, Inc.                                               1,248     83,129
    Digirad Corp.                                              2,900     11,890
*   Diplomat Pharmacy, Inc.                                    5,991     95,077
*   Edwards Lifesciences Corp.                                 2,900    334,022
*   Emergent BioSolutions, Inc.                                4,684    170,357
*   Enanta Pharmaceuticals, Inc.                               2,233     85,100
    Ensign Group, Inc. (The)                                   6,830    152,787
*   Envision Healthcare Corp.                                 10,277    579,931
#*  Epizyme, Inc.                                              5,118     58,345
#*  Esperion Therapeutics, Inc.                                2,570    116,395
#*  Exact Sciences Corp.                                       1,505     58,394
*   Exactech, Inc.                                             1,895     55,239
*   Exelixis, Inc.                                            11,800    319,898
*   Express Scripts Holding Co.                               34,696  2,173,357
*   Five Prime Therapeutics, Inc.                              2,475     69,647
*   Five Star Senior Living, Inc.                                859      1,374
*   FONAR Corp.                                                1,170     30,069
    Gilead Sciences, Inc.                                     38,211  2,907,475
#*  Globus Medical, Inc. Class A                               8,907    273,890
*   Haemonetics Corp.                                          4,125    169,661
#*  Halyard Health, Inc.                                       7,330    294,813
#*  HealthEquity, Inc.                                         2,502    114,767
    HealthSouth Corp.                                         10,092    429,516
*   HealthStream, Inc.                                         2,844     67,175

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   Henry Schein, Inc.                                         4,418 $  805,004
*   Heska Corp.                                                  826     90,480
    Hill-Rom Holdings, Inc.                                   10,664    794,681
*   HMS Holdings Corp.                                         9,021    181,142
#*  Hologic, Inc.                                             27,901  1,233,503
*   Horizon Pharma P.L.C.                                     14,090    168,798
    Humana, Inc.                                               5,660  1,308,592
*   ICU Medical, Inc.                                          1,689    290,339
*   IDEXX Laboratories, Inc.                                   3,028    504,041
*   Ignyta, Inc.                                               2,300     21,850
*   Impax Laboratories, Inc.                                   8,300    160,605
*   INC Research Holdings, Inc. Class A                        6,762    371,910
*   Incyte Corp.                                               4,228    563,550
*   Innoviva, Inc.                                             7,496    102,845
*   Inogen, Inc.                                               1,168    110,236
*   Integer Holdings Corp.                                     4,638    212,420
*   Integra LifeSciences Holdings Corp.                        6,178    306,799
#*  Intra-Cellular Therapies, Inc.                             1,563     18,084
*   Intuitive Surgical, Inc.                                     363    340,588
#   Invacare Corp.                                             4,684     73,305
#*  Ionis Pharmaceuticals, Inc.                                1,496     78,390
#*  Jazz Pharmaceuticals P.L.C.                                4,977    764,517
#*  Juno Therapeutics, Inc.                                    8,800    250,184
*   Karyopharm Therapeutics, Inc.                              3,469     29,278
*   Kindred Biosciences, Inc.                                  4,043     29,514
    Kindred Healthcare, Inc.                                  12,757    114,175
#*  Kite Pharma, Inc.                                            641     69,491
*   Laboratory Corp. of America Holdings                       6,228    989,691
    Landauer, Inc.                                             1,439     78,354
#*  Lannett Co., Inc.                                          1,300     26,455
*   Lantheus Holdings, Inc.                                    2,473     45,627
    LeMaitre Vascular, Inc.                                    1,973     71,166
*   LHC Group, Inc.                                            2,126    123,095
*   LivaNova P.L.C.                                            1,855    113,044
    Luminex Corp.                                              4,106     83,886
*   MacroGenics, Inc.                                          1,300     21,476
*   Magellan Health, Inc.                                      3,051    227,452
*   Mallinckrodt P.L.C.                                        9,119    417,650
*   Masimo Corp.                                               4,163    393,820
    McKesson Corp.                                             9,111  1,474,798
#*  Medicines Co. (The)                                          711     27,338
#*  Medidata Solutions, Inc.                                     800     61,448
    Medtronic P.L.C.                                          24,657  2,070,448
#   Meridian Bioscience, Inc.                                  6,839     92,668
*   Merit Medical Systems, Inc.                                4,400    180,400
*   Mettler-Toledo International, Inc.                           871    499,153
#*  MiMedx Group, Inc.                                         1,700     25,432
*   Miragen Therapeutics, Inc.                                 2,822     38,605
#*  Mirati Therapeutics, Inc.                                  2,200     11,000
#*  Molina Healthcare, Inc.                                    7,522    502,470
*   Momenta Pharmaceuticals, Inc.                              4,728     78,248
#*  Myriad Genetics, Inc.                                      6,428    156,008
    National HealthCare Corp.                                  2,006    130,731

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
    National Research Corp. Class A                            2,270 $   66,738
*   Natus Medical, Inc.                                        4,343    152,874
*   Neogen Corp.                                               2,307    151,962
#*  NeoGenomics, Inc.                                          5,221     49,338
#*  Neurocrine Biosciences, Inc.                               1,450     69,644
#*  NewLink Genetics Corp.                                       540      3,899
#*  NuVasive, Inc.                                             4,932    324,476
*   Nuvectra Corp.                                               663      7,731
#*  Ocular Therapeutix, Inc.                                   1,800     11,394
*   Omnicell, Inc.                                             3,027    150,139
#*  Opko Health, Inc.                                         18,190    117,325
*   OraSure Technologies, Inc.                                 4,389     76,983
*   Orthofix International NV                                  1,746     75,741
*   Otonomy, Inc.                                              4,367     82,100
    Owens & Minor, Inc.                                        7,373    237,632
*   PAREXEL International Corp.                                4,309    377,124
#   Patterson Cos., Inc.                                      12,254    511,237
    PDL BioPharma, Inc.                                       20,904     47,452
*   PharMerica Corp.                                           4,100    103,115
    Phibro Animal Health Corp. Class A                         2,018     77,088
*   PRA Health Sciences, Inc.                                  4,090    304,296
#*  Premier, Inc. Class A                                      6,343    221,371
*   Prestige Brands Holdings, Inc.                             5,590    299,792
*   Providence Service Corp. (The)                             1,714     88,340
    Psychemedics Corp.                                           540     13,802
#*  PTC Therapeutics, Inc.                                     2,400     49,488
*   Quality Systems, Inc.                                      5,257     89,895
    Quest Diagnostics, Inc.                                   10,539  1,141,479
*   Quidel Corp.                                               1,837     58,766
*   Quintiles IMS Holdings, Inc.                               7,829    708,916
*   R1 RCM, Inc.                                              12,516     42,429
*   RadNet, Inc.                                               4,821     37,122
*   Regeneron Pharmaceuticals, Inc.                              800    393,296
#   ResMed, Inc.                                               3,198    246,630
#*  Retrophin, Inc.                                            4,500     91,080
#*  Revance Therapeutics, Inc.                                 2,100     47,775
*   RTI Surgical, Inc.                                         9,786     55,780
*   SciClone Pharmaceuticals, Inc.                             4,713     51,607
*   SeaSpine Holdings Corp.                                      959     10,818
*   Seattle Genetics, Inc.                                     1,433     72,367
*   Select Medical Holdings Corp.                             17,096    276,955
    Simulations Plus, Inc.                                     2,208     32,678
*   Spectrum Pharmaceuticals, Inc.                             7,870     58,710
*   Stemline Therapeutics, Inc.                                3,016     27,747
    STERIS P.L.C.                                              5,205    426,029
    Stryker Corp.                                              5,476    805,520
#*  Sucampo Pharmaceuticals, Inc. Class A                      8,320     90,272
*   Supernus Pharmaceuticals, Inc.                             3,832    155,004
*   Surmodics, Inc.                                            1,299     34,164
    Teleflex, Inc.                                             1,656    343,156
#*  TESARO, Inc.                                               1,070    136,596
*   Tetraphase Pharmaceuticals, Inc.                           2,427     15,873
#*  Titan Pharmaceuticals, Inc.                                2,800      5,320

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
*   Tivity Health, Inc.                                       6,738 $   267,162
*   Triple-S Management Corp. Class B                         2,795      43,267
*   United Therapeutics Corp.                                 6,528     838,195
    US Physical Therapy, Inc.                                 1,720     108,532
    Utah Medical Products, Inc.                                 296      20,454
#*  Varex Imaging Corp.                                       5,401     166,621
#*  Varian Medical Systems, Inc.                              2,975     288,932
*   VCA, Inc.                                                 7,731     715,736
#*  Veeva Systems, Inc. Class A                               2,151     137,148
*   Vertex Pharmaceuticals, Inc.                              1,000     151,820
*   VWR Corp.                                                17,616     581,328
*   Waters Corp.                                              1,500     260,160
*   WellCare Health Plans, Inc.                               4,665     825,658
    West Pharmaceutical Services, Inc.                        1,997     177,134
#*  Wright Medical Group NV                                   2,991      78,574
#*  Xencor, Inc.                                              1,836      42,871
    Zimmer Biomet Holdings, Inc.                              6,283     762,254
    Zoetis, Inc.                                              7,233     452,207
#*  Zogenix, Inc.                                             3,571      42,852
                                                                    -----------
Total Health Care                                                    66,645,165
                                                                    -----------
Industrials -- (12.0%)
    3M Co.                                                    9,563   1,923,789
    AAON, Inc.                                                6,000     202,800
    AAR Corp.                                                 3,999     149,563
    ABM Industries, Inc.                                      6,107     272,494
*   Acacia Research Corp.                                     2,366       8,163
*   ACCO Brands Corp.                                        18,062     210,422
    Actuant Corp. Class A                                     6,617     160,131
#   Acuity Brands, Inc.                                         800     162,120
#   Advanced Drainage Systems, Inc.                           8,910     183,101
*   Advisory Board Co. (The)                                  4,538     255,036
*   AECOM                                                    14,658     467,590
*   Aegion Corp.                                              3,771      90,278
    AGCO Corp.                                                9,883     712,960
    Air Lease Corp.                                          14,240     563,619
*   Air Transport Services Group, Inc.                       14,474     352,587
    Aircastle, Ltd.                                          10,411     245,075
    Alamo Group, Inc.                                         1,500     139,515
    Alaska Air Group, Inc.                                   14,000   1,193,220
    Albany International Corp. Class A                        4,145     221,758
    Allegiant Travel Co.                                      2,540     328,295
    Allegion P.L.C.                                           3,703     300,832
    Allied Motion Technologies, Inc.                          1,625      48,084
    Allison Transmission Holdings, Inc.                      21,352     807,106
    Altra Industrial Motion Corp.                             4,648     207,068
    AMERCO                                                    1,383     537,378
*   Ameresco, Inc. Class A                                    3,516      23,030
#   American Airlines Group, Inc.                             9,866     497,641
    American Railcar Industries, Inc.                         1,731      63,649
*   American Woodmark Corp.                                   3,415     335,182
    AMETEK, Inc.                                             13,922     857,317
#   AO Smith Corp.                                            3,600     192,780

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
#   Apogee Enterprises, Inc.                                     4,460 $232,321
    Applied Industrial Technologies, Inc.                        5,544  313,236
*   ARC Document Solutions, Inc.                                 6,764   23,403
    ArcBest Corp.                                                3,480   96,744
    Arconic, Inc.                                               30,560  757,582
    Argan, Inc.                                                  2,682  172,855
*   Armstrong Flooring, Inc.                                     4,306   74,752
*   Armstrong World Industries, Inc.                             7,003  339,996
*   Arotech Corp.                                                3,345   12,042
    Astec Industries, Inc.                                       2,962  148,900
*   Astronics Corp.                                              3,163   92,518
*   Astronics Corp. Class B                                        474   13,900
*   Atlas Air Worldwide Holdings, Inc.                           5,242  311,375
#*  Avis Budget Group, Inc.                                      9,490  292,102
#*  Axon Enterprise, Inc.                                        5,330  131,065
    AZZ, Inc.                                                    3,233  163,913
*   Babcock & Wilcox Enterprises, Inc.                           1,687   17,714
    Barnes Group, Inc.                                           6,560  394,781
    Barrett Business Services, Inc.                              1,545   85,021
*   Beacon Roofing Supply, Inc.                                  7,053  323,944
*   Blue Bird Corp.                                              1,070   18,993
*   BMC Stock Holdings, Inc.                                     7,899  173,778
    Brady Corp. Class A                                          5,526  183,463
    Briggs & Stratton Corp.                                      5,115  119,793
    Brink's Co. (The)                                            9,038  706,320
*   Broadwind Energy, Inc.                                       2,383   10,533
*   Builders FirstSource, Inc.                                  20,061  314,356
*   CAI International, Inc.                                      3,296   86,454
    Carlisle Cos., Inc.                                          4,046  394,849
*   Casella Waste Systems, Inc. Class A                          4,849   81,366
*   CBIZ, Inc.                                                   7,764  115,295
*   CDI Corp.                                                    2,402   19,817
    CECO Environmental Corp.                                     5,117   49,430
#   Celadon Group, Inc.                                          2,824   12,849
#   CH Robinson Worldwide, Inc.                                  4,367  286,475
*   Chart Industries, Inc.                                       4,064  138,176
#   Chicago Bridge & Iron Co. NV                                 7,448  139,576
    Cintas Corp.                                                 3,157  425,721
    CIRCOR International, Inc.                                   1,665   83,350
*   Civeo Corp.                                                  7,798   15,050
*   Clean Harbors, Inc.                                          7,563  429,578
*   Colfax Corp.                                                12,726  525,329
    Columbus McKinnon Corp.                                      2,711   69,944
    Comfort Systems USA, Inc.                                    5,860  195,138
*   Commercial Vehicle Group, Inc.                              12,439  109,214
*   Continental Building Products, Inc.                          6,680  146,960
    Copa Holdings SA Class A                                     3,582  449,398
*   Copart, Inc.                                                10,456  329,259
    Costamare, Inc.                                              5,774   37,127
#   Covanta Holding Corp.                                       21,972  331,777
*   Covenant Transportation Group, Inc. Class A                  2,301   43,144
*   CPI Aerostructures, Inc.                                     1,046    9,937
    CRA International, Inc.                                      1,211   46,999

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Crane Co.                                                  6,207 $  468,628
*   CSW Industrials, Inc.                                      1,972     77,007
    CSX Corp.                                                 40,777  2,011,937
    Cummins, Inc.                                              5,221    876,606
    Curtiss-Wright Corp.                                       6,112    589,319
    Deere & Co.                                                7,476    959,021
    Delta Air Lines, Inc.                                     50,857  2,510,302
#   Deluxe Corp.                                               9,161    661,424
    DMC Global, Inc.                                           2,624     36,474
#   Donaldson Co., Inc.                                        7,586    360,259
    Douglas Dynamics, Inc.                                     4,453    141,605
    Dover Corp.                                               10,236    859,824
*   Ducommun, Inc.                                             1,848     53,518
    Dun & Bradstreet Corp. (The)                               2,090    231,488
*   DXP Enterprises, Inc.                                      1,836     52,491
#*  Dycom Industries, Inc.                                     5,823    527,564
    Eastern Co. (The)                                            312      9,079
    Eaton Corp. P.L.C.                                        14,621  1,144,093
*   Echo Global Logistics, Inc.                                3,386     46,219
    EMCOR Group, Inc.                                          8,203    553,702
    Emerson Electric Co.                                      13,264    790,667
    Encore Wire Corp.                                          4,488    200,165
    EnerSys                                                    4,793    346,390
*   Engility Holdings, Inc.                                    4,955    144,537
    Ennis, Inc.                                                3,343     64,353
    EnPro Industries, Inc.                                     2,965    228,364
    Equifax, Inc.                                              3,769    548,163
    ESCO Technologies, Inc.                                    3,134    193,368
    Espey Manufacturing & Electronics Corp.                      200      4,494
    Essendant, Inc.                                            4,286     53,489
*   Esterline Technologies Corp.                               3,856    372,104
#   Expeditors International of Washington, Inc.               4,857    285,980
    Exponent, Inc.                                             2,704    176,301
#   Fastenal Co.                                               7,488    321,684
    Federal Signal Corp.                                       9,980    184,630
    FedEx Corp.                                               10,914  2,270,439
#   Flowserve Corp.                                            7,777    319,868
    Fluor Corp.                                                9,041    392,651
    Fortive Corp.                                              6,000    388,440
    Fortune Brands Home & Security, Inc.                       9,483    622,749
    Forward Air Corp.                                          3,378    175,082
*   Franklin Covey Co.                                         1,696     31,630
    Franklin Electric Co., Inc.                                4,621    186,688
    FreightCar America, Inc.                                   1,800     29,592
*   FTI Consulting, Inc.                                       5,558    182,358
#   GATX Corp.                                                 4,312    266,611
*   Gencor Industries, Inc.                                    1,048     16,820
*   Generac Holdings, Inc.                                    10,947    393,764
    General Cable Corp.                                        5,143     99,260
#*  Genesee & Wyoming, Inc. Class A                            6,487    422,693
*   Gibraltar Industries, Inc.                                 3,616    107,938
    Global Brass & Copper Holdings, Inc.                       5,253    168,359
*   Golden Ocean Group, Ltd.                                     744      5,349

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   Goldfield Corp. (The)                                      5,963 $   30,411
    Gorman-Rupp Co. (The)                                      4,380    132,364
*   GP Strategies Corp.                                        2,129     60,996
#   Graco, Inc.                                                3,790    439,792
    Graham Corp.                                                 739     14,787
    Granite Construction, Inc.                                 4,517    221,423
*   Great Lakes Dredge & Dock Corp.                            8,897     35,143
    Greenbrier Cos., Inc. (The)                                2,478    111,510
    Griffon Corp.                                              5,226    107,133
    H&E Equipment Services, Inc.                               7,894    178,168
    Hardinge, Inc.                                             1,951     23,607
*   Harsco Corp.                                              17,589    271,750
#*  Hawaiian Holdings, Inc.                                   10,602    438,923
*   HC2 Holdings, Inc.                                         2,953     17,748
*   HD Supply Holdings, Inc.                                   6,187    201,016
    Healthcare Services Group, Inc.                            4,968    259,578
#   Heartland Express, Inc.                                   15,098    319,021
    HEICO Corp.                                                4,062    326,463
    HEICO Corp. Class A                                        6,038    429,000
    Heidrick & Struggles International, Inc.                   2,552     46,191
*   Herc Holdings, Inc.                                        6,636    301,142
*   Heritage-Crystal Clean, Inc.                               2,711     50,967
    Herman Miller, Inc.                                       10,384    349,681
#*  Hertz Global Holdings, Inc.                                6,352     86,832
    Hexcel Corp.                                              13,716    701,848
*   Hill International, Inc.                                   4,939     24,942
    Hillenbrand, Inc.                                         12,791    460,476
    HNI Corp.                                                  7,531    284,295
    Honeywell International, Inc.                             15,145  2,061,537
    Houston Wire & Cable Co.                                   3,000     17,250
*   Hub Group, Inc. Class A                                    3,883    132,216
    Hubbell, Inc.                                              4,949    587,892
    Hudson Global, Inc.                                        2,300      3,082
#*  Hudson Technologies, Inc.                                  5,402     43,702
    Hurco Cos., Inc.                                             876     28,864
*   Huron Consulting Group, Inc.                               2,502     88,821
#*  Huttig Building Products, Inc.                               812      5,790
    Hyster-Yale Materials Handling, Inc.                       1,249     88,504
*   ICF International, Inc.                                    2,339    105,840
    IDEX Corp.                                                 2,431    283,309
*   IES Holdings, Inc.                                         2,130     36,210
    Illinois Tool Works, Inc.                                  5,161    726,204
    Ingersoll-Rand P.L.C.                                     12,102  1,063,524
*   InnerWorkings, Inc.                                        4,192     49,424
*   Innovative Solutions & Support, Inc.                         400      1,604
    Insperity, Inc.                                            2,668    201,434
    Insteel Industries, Inc.                                   2,607     68,616
    Interface, Inc.                                           11,789    223,402
    ITT, Inc.                                                 11,787    483,267
    Jacobs Engineering Group, Inc.                             8,068    425,345
    JB Hunt Transport Services, Inc.                           3,605    327,010
*   JetBlue Airways Corp.                                     36,680    804,392
    John Bean Technologies Corp.                               2,944    272,026

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Johnson Controls International P.L.C.                       25,457 $991,550
    Kadant, Inc.                                                 1,382  107,865
    Kaman Corp.                                                  3,824  195,483
    Kansas City Southern                                         6,687  690,032
    KAR Auction Services, Inc.                                  20,896  878,468
#   KBR, Inc.                                                   13,149  196,183
    Kelly Services, Inc. Class A                                 4,881  108,700
    Kennametal, Inc.                                             8,879  327,635
*   Key Technology, Inc.                                           200    2,860
*   KEYW Holding Corp. (The)                                     3,593   31,726
    Kforce, Inc.                                                 6,256  116,987
    Kimball International, Inc. Class B                          6,802  113,389
*   Kirby Corp.                                                  6,566  399,869
*   KLX, Inc.                                                    6,010  312,039
#   Knight Transportation, Inc.                                 12,105  431,543
    Knoll, Inc.                                                  8,232  159,372
    Korn/Ferry International                                     7,567  253,116
    Landstar System, Inc.                                        3,930  326,780
*   Lawson Products, Inc.                                          700   16,135
*   Layne Christensen Co.                                        1,949   20,640
    LB Foster Co. Class A                                          800   14,080
#   Lennox International, Inc.                                   1,400  239,400
    Lincoln Electric Holdings, Inc.                              4,212  367,539
    Lindsay Corp.                                                1,207  110,646
    LS Starrett Co. (The) Class A                                  230    1,840
    LSC Communications, Inc.                                     5,785  123,683
    LSI Industries, Inc.                                         3,205   26,826
*   Lydall, Inc.                                                 2,299  113,801
    Macquarie Infrastructure Corp.                               3,972  301,117
#*  Manitowoc Co., Inc. (The)                                   16,848   96,202
    ManpowerGroup, Inc.                                          6,019  644,936
    Marten Transport, Ltd.                                       5,995   95,620
    Masco Corp.                                                  7,631  290,970
*   Masonite International Corp.                                 3,750  291,188
*   MasTec, Inc.                                                12,645  584,199
    Matson, Inc.                                                 8,726  246,073
    Matthews International Corp. Class A                         3,239  212,316
    McGrath RentCorp                                             3,244  115,259
*   Mercury Systems, Inc.                                        4,746  208,397
*   Meritor, Inc.                                                8,168  141,143
#*  Middleby Corp. (The)                                         1,500  196,020
*   Milacron Holdings Corp.                                      6,609  118,830
    Miller Industries, Inc.                                      1,300   33,930
*   Mistras Group, Inc.                                          3,322   66,938
    Mobile Mini, Inc.                                            6,113  188,280
*   Moog, Inc. Class A                                           4,515  335,555
*   MRC Global, Inc.                                             7,846  128,204
    MSA Safety, Inc.                                             4,184  335,389
    MSC Industrial Direct Co., Inc. Class A                      6,553  466,639
    Mueller Industries, Inc.                                    10,050  316,575
    Mueller Water Products, Inc. Class A                        33,620  389,992
    Multi-Color Corp.                                            2,758  222,019
*   MYR Group, Inc.                                              2,344   74,563

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   Navigant Consulting, Inc.                                  5,929 $  100,378
#*  Navistar International Corp.                               6,706    206,344
*   NCI Building Systems, Inc.                                11,654    209,772
*   Neff Corp. Class A                                         1,300     27,300
    Nielsen Holdings P.L.C.                                   19,875    854,824
*   NL Industries, Inc.                                        2,000     15,600
    NN, Inc.                                                   3,333     92,324
    Nordson Corp.                                              2,367    300,609
    Norfolk Southern Corp.                                    12,654  1,424,587
*   Northwest Pipe Co.                                         1,465     22,136
*   NOW, Inc.                                                 12,751    203,123
#*  NV5 Global, Inc.                                           1,346     55,926
    Old Dominion Freight Line, Inc.                           10,111    969,746
    Omega Flex, Inc.                                             612     36,744
*   On Assignment, Inc.                                        7,044    346,917
*   Orion Energy Systems, Inc.                                   900      1,044
*   Orion Group Holdings, Inc.                                 3,661     25,700
    Oshkosh Corp.                                              8,932    615,058
    Owens Corning                                             10,297    690,414
    PACCAR, Inc.                                              15,889  1,087,602
*   PAM Transportation Services, Inc.                            751     13,165
    Park-Ohio Holdings Corp.                                   1,783     70,874
    Parker-Hannifin Corp.                                      3,990    662,260
*   Patrick Industries, Inc.                                   3,454    262,849
*   Patriot Transportation Holding, Inc.                         133      2,661
*   Pendrell Corp.                                             1,228      8,571
    Pentair P.L.C.                                             8,994    567,252
*   Performant Financial Corp.                                 6,812     13,624
*   Perma-Pipe International Holdings, Inc.                      300      2,370
*   PGT Innovations, Inc.                                     10,635    138,255
    Pitney Bowes, Inc.                                        11,121    175,045
*   Ply Gem Holdings, Inc.                                     8,557    149,748
    Powell Industries, Inc.                                    1,301     41,437
    Preformed Line Products Co.                                  428     20,852
    Primoris Services Corp.                                    7,320    182,414
#*  Proto Labs, Inc.                                           1,872    138,341
    Quad/Graphics, Inc.                                        7,683    172,560
    Quanex Building Products Corp.                             4,096     88,064
*   Quanta Services, Inc.                                     16,812    567,069
*   Radiant Logistics, Inc.                                    4,889     21,169
    Raven Industries, Inc.                                     3,272    112,557
*   RBC Bearings, Inc.                                         2,352    243,056
*   RCM Technologies, Inc.                                       300      1,596
    Regal Beloit Corp.                                         5,090    424,251
    Republic Services, Inc.                                   15,346    985,520
    Resources Connection, Inc.                                 4,298     57,378
#*  Revolution Lighting Technologies, Inc.                     1,690     12,489
*   Rexnord Corp.                                             16,200    375,192
*   Roadrunner Transportation Systems, Inc.                    5,113     35,689
    Robert Half International, Inc.                            8,077    365,484
    Rockwell Automation, Inc.                                  3,268    539,318
#   Rollins, Inc.                                              4,971    215,791
#   Roper Technologies, Inc.                                   1,658    385,419

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   RPX Corp.                                                  5,953 $   81,378
    RR Donnelley & Sons Co.                                    5,827     72,022
*   Rush Enterprises, Inc. Class A                             4,805    207,240
    Ryder System, Inc.                                         9,089    661,316
*   Saia, Inc.                                                 2,876    156,311
#*  Sensata Technologies Holding NV                           16,145    728,462
*   SIFCO Industries, Inc.                                       157      1,052
    Simpson Manufacturing Co., Inc.                            5,187    229,732
    SkyWest, Inc.                                              6,760    246,740
#   Snap-on, Inc.                                              3,397    523,817
    Southwest Airlines Co.                                    28,939  1,606,404
*   SP Plus Corp.                                              2,736     89,467
    Spartan Motors, Inc.                                       4,649     41,144
    Spirit Aerosystems Holdings, Inc. Class A                 10,623    641,948
*   Spirit Airlines, Inc.                                     10,254    398,368
*   SPX Corp.                                                  3,976    109,420
*   SPX FLOW, Inc.                                             6,314    223,894
    Standex International Corp.                                1,553    149,010
    Stanley Black & Decker, Inc.                               8,275  1,164,210
    Steelcase, Inc. Class A                                   10,033    136,950
#*  Stericycle, Inc.                                           5,116    394,341
*   Sterling Construction Co., Inc.                            2,955     37,765
    Sun Hydraulics Corp.                                       2,549    105,427
    Supreme Industries, Inc. Class A                           2,200     33,088
#*  Swift Transportation Co.                                  14,497    369,673
#*  Team, Inc.                                                 2,690     38,602
*   Teledyne Technologies, Inc.                                4,574    623,619
    Tennant Co.                                                2,364    178,600
    Terex Corp.                                               11,053    435,157
    Tetra Tech, Inc.                                           6,613    313,787
    Textainer Group Holdings, Ltd.                             5,806     94,057
*   Thermon Group Holdings, Inc.                               3,864     69,050
    Timken Co. (The)                                           7,813    355,491
    Titan International, Inc.                                  6,620     84,405
*   Titan Machinery, Inc.                                      2,176     38,842
    Toro Co. (The)                                             5,314    377,772
#   TransDigm Group, Inc.                                      1,158    326,718
*   TransUnion                                                 4,938    226,309
*   Trex Co., Inc.                                             3,564    268,048
*   TriMas Corp.                                               6,231    151,725
*   TriNet Group, Inc.                                         6,948    243,180
    Trinity Industries, Inc.                                  21,062    577,309
    Triton International, Ltd.                                 7,401    266,880
#   Triumph Group, Inc.                                        8,322    213,043
*   TrueBlue, Inc.                                             5,553    141,879
*   Tutor Perini Corp.                                         6,888    183,221
*   Twin Disc, Inc.                                            1,100     18,612
*   Ultralife Corp.                                              900      6,210
    UniFirst Corp.                                             1,867    265,581
    Union Pacific Corp.                                       23,781  2,448,492
*   United Continental Holdings, Inc.                         27,034  1,829,661
    United Parcel Service, Inc. Class B                       10,964  1,209,220
*   United Rentals, Inc.                                       7,041    837,597
    United Technologies Corp.                                 27,805  3,296,839

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Industrials -- (Continued)
*   Univar, Inc.                                            16,133 $    500,768
    Universal Forest Products, Inc.                          2,315      194,113
    Universal Logistics Holdings, Inc.                       2,487       36,186
    US Ecology, Inc.                                         3,510      182,169
*   USA Truck, Inc.                                            905        8,380
#*  USG Corp.                                               19,276      521,223
    Valmont Industries, Inc.                                 2,574      393,050
*   Vectrus, Inc.                                            1,615       54,926
*   Verisk Analytics, Inc.                                   5,391      470,419
*   Veritiv Corp.                                            2,207       81,990
    Viad Corp.                                               3,384      181,213
*   Vicor Corp.                                              1,600       28,400
*   Volt Information Sciences, Inc.                            639        2,332
    VSE Corp.                                                1,308       67,820
#   Wabash National Corp.                                   10,621      202,649
*   WABCO Holdings, Inc.                                     2,234      307,331
#   Wabtec Corp.                                             5,136      387,049
    Waste Management, Inc.                                  10,525      790,954
#   Watsco, Inc.                                             3,942      594,335
    Watts Water Technologies, Inc. Class A                   3,161      203,568
#*  Welbilt, Inc.                                           11,452      223,199
    Werner Enterprises, Inc.                                 9,613      285,025
*   Wesco Aircraft Holdings, Inc.                           12,648      137,231
*   WESCO International, Inc.                                5,883      301,504
    West Corp.                                               7,600      177,612
*   Willdan Group, Inc.                                      1,339       45,004
*   Willis Lease Finance Corp.                                 856       21,640
    Woodward, Inc.                                           6,779      474,123
#   WW Grainger, Inc.                                        1,951      325,310
#*  XPO Logistics, Inc.                                     15,208      914,153
    Xylem, Inc.                                              7,942      450,550
*   YRC Worldwide, Inc.                                      2,988       39,711
                                                                   ------------
Total Industrials                                                   117,280,238
                                                                   ------------
Information Technology -- (17.6%)
#*  3D Systems Corp.                                         1,097       18,430
    Accenture P.L.C. Class A                                 9,289    1,196,609
*   ACI Worldwide, Inc.                                     17,660      409,182
    Activision Blizzard, Inc.                               12,076      746,055
*   Actua Corp.                                              5,448       73,548
*   Acxiom Corp.                                             7,419      200,090
*   Adobe Systems, Inc.                                      3,979      582,884
    ADTRAN, Inc.                                             5,536      129,819
*   Advanced Energy Industries, Inc.                         5,127      371,964
#*  Advanced Micro Devices, Inc.                            37,409      509,136
*   Agilysys, Inc.                                           2,641       26,568
*   Akamai Technologies, Inc.                               11,311      533,201
    Alliance Data Systems Corp.                              1,948      470,306
*   Alpha & Omega Semiconductor, Ltd.                        2,773       49,082
*   Alphabet, Inc. Class A                                   4,748    4,489,234
*   Alphabet, Inc. Class C                                   4,993    4,645,986
    Amdocs, Ltd.                                             7,327      492,155
    American Software, Inc. Class A                          2,466       23,920

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Amkor Technology, Inc.                                   37,286 $   386,656
    Amphenol Corp. Class A                                    5,958     456,502
*   Amtech Systems, Inc.                                        531       4,689
    Analog Devices, Inc.                                      4,146     327,575
#*  Angie's List, Inc.                                        6,577      78,792
*   Anixter International, Inc.                               4,527     356,501
*   ANSYS, Inc.                                               4,236     548,774
    Apple, Inc.                                             139,838  20,798,106
    Applied Materials, Inc.                                  22,725   1,006,945
*   Arista Networks, Inc.                                     1,400     209,006
*   ARRIS International P.L.C.                               21,931     613,191
*   Arrow Electronics, Inc.                                   8,552     695,192
*   Aspen Technology, Inc.                                    4,612     262,284
*   Autodesk, Inc.                                              373      41,325
    Automatic Data Processing, Inc.                           6,731     800,383
#*  Avid Technology, Inc.                                     4,744      24,432
    Avnet, Inc.                                               9,295     356,742
    AVX Corp.                                                10,360     185,133
*   Aware, Inc.                                               2,169       9,977
*   Axcelis Technologies, Inc.                                4,442      98,612
*   AXT, Inc.                                                 5,700      49,875
    Badger Meter, Inc.                                        3,734     168,964
*   Bankrate, Inc.                                            9,136     126,990
*   Barracuda Networks, Inc.                                  6,203     139,381
*   Bazaarvoice, Inc.                                         8,948      42,056
    Bel Fuse, Inc. Class B                                    1,369      34,567
    Belden, Inc.                                              5,962     428,906
*   Benchmark Electronics, Inc.                               7,549     254,024
    Black Box Corp.                                           2,162      17,080
#*  Black Knight Financial Services, Inc. Class A             2,017      85,723
#   Blackbaud, Inc.                                           3,432     316,911
*   Blackhawk Network Holdings, Inc.                          6,459     281,935
*   Blucora, Inc.                                             5,883     131,779
    Booz Allen Hamilton Holding Corp.                        10,137     347,699
*   Bottomline Technologies de, Inc.                          2,535      72,197
    Broadcom, Ltd.                                            5,156   1,271,779
    Broadridge Financial Solutions, Inc.                      4,016     304,654
#*  BroadVision, Inc.                                           200         830
    Brocade Communications Systems, Inc.                     50,381     636,312
    Brooks Automation, Inc.                                   9,192     225,756
*   BSQUARE Corp.                                             1,400       7,980
    CA, Inc.                                                 27,197     844,195
    Cabot Microelectronics Corp.                              2,975     220,596
*   CACI International, Inc. Class A                          2,966     371,047
*   Cadence Design Systems, Inc.                              7,840     289,296
*   CalAmp Corp.                                                856      16,350
*   Calix, Inc.                                              11,095      76,001
*   Carbonite, Inc.                                           3,238      76,417
*   Cardtronics P.L.C. Class A                                8,022     251,089
#*  Cars.com, Inc.                                           11,310     274,833
    Cass Information Systems, Inc.                            1,360      89,706
#*  Cavium, Inc.                                              1,479      91,609
    CDK Global, Inc.                                          4,905     322,651

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    CDW Corp.                                                  6,515 $  413,246
*   Ceva, Inc.                                                 1,176     54,390
#*  Ciena Corp.                                               16,331    420,523
#*  Cimpress NV                                                2,389    210,805
*   Cirrus Logic, Inc.                                         7,038    432,415
    Cisco Systems, Inc.                                      190,767  5,999,622
*   Citrix Systems, Inc.                                       4,198    331,558
*   Clearfield, Inc.                                             600      6,900
    Cognex Corp.                                               2,806    266,738
    Cognizant Technology Solutions Corp. Class A              19,130  1,326,092
*   Coherent, Inc.                                             2,588    685,820
    Cohu, Inc.                                                 4,350     79,257
*   CommerceHub, Inc. Series A                                   667     12,166
*   CommerceHub, Inc. Series C                                 1,335     24,003
*   CommScope Holding Co., Inc.                               14,740    542,137
    Communications Systems, Inc.                                 400      1,720
    Computer Task Group, Inc.                                  1,668      9,207
    Comtech Telecommunications Corp.                           4,246     76,428
    Concurrent Computer Corp.                                  1,400      9,436
*   Conduent, Inc.                                            20,081    331,537
*   Control4 Corp.                                             3,066     70,058
    Convergys Corp.                                           12,813    307,128
*   CoreLogic, Inc.                                           14,750    671,862
#*  CoStar Group, Inc.                                           602    165,881
*   Cray, Inc.                                                 5,378    110,787
*   Cree, Inc.                                                12,130    314,288
    CSG Systems International, Inc.                            5,432    224,613
    CTS Corp.                                                  3,174     69,828
*   CyberOptics Corp.                                          1,062     17,523
#   Cypress Semiconductor Corp.                               33,237    471,965
    Daktronics, Inc.                                           6,045     59,120
*   Datawatch Corp.                                              308      3,496
*   Dell Technologies, Inc. Class V                            7,117    457,410
*   DHI Group, Inc.                                            3,750      8,250
#   Diebold Nixdorf, Inc.                                      4,722    110,495
*   Digi International, Inc.                                   3,785     39,553
*   Diodes, Inc.                                               6,492    172,233
    Dolby Laboratories, Inc. Class A                           6,253    323,593
*   DSP Group, Inc.                                            4,082     51,433
    DST Systems, Inc.                                          8,690    477,081
    DXC Technology Co.                                        18,339  1,437,411
*   Eastman Kodak Co.                                          3,760     35,720
*   eBay, Inc.                                                37,649  1,345,199
#   Ebix, Inc.                                                 3,114    179,834
*   EchoStar Corp. Class A                                     5,650    343,124
*   Electro Scientific Industries, Inc.                        3,565     30,837
*   Electronic Arts, Inc.                                      3,850    449,449
*   Electronics for Imaging, Inc.                              4,413    214,384
#*  Ellie Mae, Inc.                                              631     55,036
#*  eMagin Corp.                                                 200        520
    Emcore Corp.                                               2,998     34,777
*   Endurance International Group Holdings, Inc.               4,695     43,429
*   EnerNOC, Inc.                                              3,307     25,299

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Entegris, Inc.                                            18,514 $  483,215
#*  Envestnet, Inc.                                            1,464     57,169
*   EPAM Systems, Inc.                                         2,093    179,851
*   ePlus, Inc.                                                2,019    163,337
*   Euronet Worldwide, Inc.                                    5,967    576,472
*   ExlService Holdings, Inc.                                  3,595    206,892
*   Extreme Networks, Inc.                                     9,702     85,281
*   F5 Networks, Inc.                                          1,814    219,041
*   Fabrinet                                                   4,399    197,999
*   Facebook, Inc. Class A                                    31,464  5,325,282
    Fair Isaac Corp.                                           2,048    291,942
*   FARO Technologies, Inc.                                    2,355     93,023
    Fidelity National Information Services, Inc.              10,474    955,438
*   Finisar Corp.                                             12,617    343,435
*   Finjan Holdings, Inc.                                      4,611     14,479
#*  First Data Corp. Class A                                  12,086    225,525
#*  First Solar, Inc.                                          9,363    461,690
*   Fiserv, Inc.                                               4,128    530,448
*   FleetCor Technologies, Inc.                                5,225    794,513
*   Flex, Ltd.                                                44,706    714,849
    FLIR Systems, Inc.                                        15,479    577,676
*   FormFactor, Inc.                                           8,951    117,258
    Forrester Research, Inc.                                   2,210     90,168
*   Fortinet, Inc.                                             1,332     49,164
*   Frequency Electronics, Inc.                                  400      3,440
*   Gartner, Inc.                                              2,643    339,150
    Genpact, Ltd.                                             27,871    808,259
    Global Payments, Inc.                                      6,005    566,692
#*  Globant SA                                                 2,064     94,882
*   GoDaddy, Inc. Class A                                      1,642     70,573
#*  GrubHub, Inc.                                              4,398    202,880
*   GSI Technology, Inc.                                       1,378     10,004
*   GTT Communications, Inc.                                   6,829    208,626
#*  Guidewire Software, Inc.                                   1,814    130,898
    Hackett Group, Inc. (The)                                  5,170     84,891
#*  Harmonic, Inc.                                            12,292     50,397
    Hewlett Packard Enterprise Co.                            92,626  1,621,881
    HP, Inc.                                                  24,742    472,572
*   IAC/InterActiveCorp                                        2,859    299,137
*   ID Systems, Inc.                                             100        683
*   Identiv, Inc.                                                249      1,272
*   II-VI, Inc.                                                7,574    288,569
#*  Immersion Corp.                                            1,700     14,518
#*  Infinera Corp.                                            15,731    184,525
*   Innodata, Inc.                                               700      1,190
*   Insight Enterprises, Inc.                                  4,000    162,080
*   Integrated Device Technology, Inc.                         9,293    242,919
    Intel Corp.                                              220,182  7,809,856
    InterDigital, Inc.                                         7,021    511,480
#*  Internap Corp.                                             7,500     28,500
    International Business Machines Corp.                     20,188  2,920,598
    Intuit, Inc.                                               3,638    499,170
#*  IPG Photonics Corp.                                        5,476    835,857

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Itron, Inc.                                               4,749 $   346,677
    IXYS Corp.                                                3,718      64,693
#   j2 Global, Inc.                                           7,233     612,129
    Jabil, Inc.                                              28,844     879,742
    Jack Henry & Associates, Inc.                             2,704     290,193
    Juniper Networks, Inc.                                   20,850     582,757
*   Kemet Corp.                                               6,658     112,187
*   Key Tronic Corp.                                            700       5,089
*   Keysight Technologies, Inc.                              14,842     617,279
*   Kimball Electronics, Inc.                                 3,228      62,785
    KLA-Tencor Corp.                                          5,271     488,253
#*  Knowles Corp.                                            11,605     175,816
#*  Kopin Corp.                                               8,422      32,004
*   Kulicke & Soffa Industries, Inc.                         10,924     235,303
*   KVH Industries, Inc.                                      2,284      24,896
    Lam Research Corp.                                        7,935   1,265,315
*   Lattice Semiconductor Corp.                               7,554      52,576
*   Leaf Group, Ltd.                                          2,563      19,351
    Leidos Holdings, Inc.                                     7,825     418,168
*   Limelight Networks, Inc.                                 10,418      35,630
*   Liquidity Services, Inc.                                  3,459      23,521
    Littelfuse, Inc.                                          1,923     346,486
    LogMeIn, Inc.                                             5,186     603,910
#*  Lumentum Holdings, Inc.                                   4,456     278,946
*   Luxoft Holding, Inc.                                      2,234     140,630
#*  MACOM Technology Solutions Holdings, Inc.                 1,566      94,821
#*  MagnaChip Semiconductor Corp.                             3,475      37,878
*   Manhattan Associates, Inc.                                5,332     235,674
*   Marchex, Inc. Class B                                     3,498      10,144
    Marvell Technology Group, Ltd.                           28,673     446,152
    Mastercard, Inc. Class A                                 14,624   1,868,947
#*  Match Group, Inc.                                         2,683      48,965
    Maxim Integrated Products, Inc.                           7,059     320,761
    MAXIMUS, Inc.                                             8,541     515,535
*   MaxLinear, Inc.                                           6,537     171,269
*   Maxwell Technologies, Inc.                                1,381       8,079
#*  Meet Group, Inc.(The)                                     6,244      31,345
#   Mesa Laboratories, Inc.                                     456      65,906
    Methode Electronics, Inc.                                 4,300     170,925
#   Microchip Technology, Inc.                                3,986     319,039
*   Micron Technology, Inc.                                  79,107   2,224,489
*   Microsemi Corp.                                          11,033     574,599
    Microsoft Corp.                                         138,300  10,054,410
*   MicroStrategy, Inc. Class A                               1,129     151,862
    MKS Instruments, Inc.                                     6,036     504,911
*   MoneyGram International, Inc.                             6,035      98,491
    Monolithic Power Systems, Inc.                            1,440     147,341
    Monotype Imaging Holdings, Inc.                           3,918      73,854
    Motorola Solutions, Inc.                                  3,692     334,791
#   MTS Systems Corp.                                         1,699      89,537
*   Nanometrics, Inc.                                         2,275      60,629
*   Napco Security Technologies, Inc.                           990       9,059
#   National Instruments Corp.                                9,287     382,067

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   NCI, Inc. Class A                                            397 $    7,920
*   NCR Corp.                                                 11,716    443,451
#*  NeoPhotonics Corp.                                         3,479     28,076
    NetApp, Inc.                                              18,106    786,163
*   NETGEAR, Inc.                                              3,515    168,369
*   Netscout Systems, Inc.                                     8,170    281,865
#*  NeuStar, Inc. Class A                                      2,100     70,140
    NIC, Inc.                                                  5,661     91,991
*   Novanta, Inc.                                              3,397    125,349
*   Nuance Communications, Inc.                               22,474    388,800
*   Numerex Corp. Class A                                        800      3,788
    NVE Corp.                                                    473     37,310
    NVIDIA Corp.                                              17,519  2,847,013
#*  Oclaro, Inc.                                               9,370     91,639
*   ON Semiconductor Corp.                                    53,397    798,285
    Oracle Corp.                                              65,440  3,267,419
*   OSI Systems, Inc.                                          2,000    159,940
#*  Palo Alto Networks, Inc.                                     658     86,711
*   PAR Technology Corp.                                         700      6,272
    Park Electrochemical Corp.                                 2,637     49,549
    Paychex, Inc.                                              6,490    375,446
#*  Paycom Software, Inc.                                      3,105    217,629
*   PayPal Holdings, Inc.                                     18,991  1,111,923
    PC Connection, Inc.                                        3,626     93,551
    PC-Tel, Inc.                                                 700      4,977
*   PCM, Inc.                                                  1,200     14,850
#*  PDF Solutions, Inc.                                        1,468     23,561
    Pegasystems, Inc.                                          6,089    368,080
*   Perceptron, Inc.                                             800      5,808
*   Perficient, Inc.                                           4,198     78,922
*   PFSweb, Inc.                                               1,937     15,147
*   Photronics, Inc.                                           9,051     90,963
*   Planet Payment, Inc.                                       6,963     22,560
    Plantronics, Inc.                                          4,745    214,379
*   Plexus Corp.                                               4,607    246,981
    Power Integrations, Inc.                                   2,466    174,223
*   PRGX Global, Inc.                                          2,000     12,500
    Progress Software Corp.                                    6,127    196,125
*   PTC, Inc.                                                    827     45,642
    QAD, Inc. Class A                                          1,197     37,526
    QAD, Inc. Class B                                            160      4,150
#*  Qorvo, Inc.                                                6,747    462,574
    QUALCOMM, Inc.                                            56,491  3,004,756
*   Qualys, Inc.                                               2,764    110,975
*   QuinStreet, Inc.                                           2,573     10,009
*   Radisys Corp.                                              4,051      9,884
*   Rambus, Inc.                                              10,284    132,561
*   RealNetworks, Inc.                                         4,961     21,580
*   RealPage, Inc.                                             5,963    231,066
*   Red Hat, Inc.                                              3,511    347,133
    Reis, Inc.                                                   600     12,840
    Richardson Electronics, Ltd.                                 900      5,274
*   Rogers Corp.                                               2,003    236,294

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   Rubicon Project, Inc. (The)                                4,400 $   20,680
*   Rudolph Technologies, Inc.                                 3,503     86,699
#   Sabre Corp.                                                7,386    163,452
*   salesforce.com, Inc.                                       2,373    215,468
*   Sanmina Corp.                                              9,651    345,988
*   ScanSource, Inc.                                           3,455    136,818
    Science Applications International Corp.                   2,703    190,318
#   Seagate Technology P.L.C.                                  9,931    327,326
*   Semtech Corp.                                              6,833    270,587
#*  ServiceNow, Inc.                                           1,346    148,666
*   ServiceSource International, Inc.                          4,300     16,340
*   ShoreTel, Inc.                                             6,200     46,190
*   Shutterstock, Inc.                                         2,603    109,690
*   Sigma Designs, Inc.                                        4,966     32,279
*   Silicon Laboratories, Inc.                                 5,190    389,769
#*  Silver Spring Networks, Inc.                               4,978     56,301
#   Skyworks Solutions, Inc.                                  15,897  1,667,118
*   SMTC Corp.                                                 1,100      1,342
*   Sonus Networks, Inc.                                       5,626     38,426
#*  Splunk, Inc.                                                 648     38,886
    SS&C Technologies Holdings, Inc.                           9,802    379,926
#*  Stamps.com, Inc.                                           1,142    169,130
*   StarTek, Inc.                                              2,316     28,487
*   Stratasys, Ltd.                                            7,314    175,463
#*  SunPower Corp.                                             9,564    106,543
*   Super Micro Computer, Inc.                                 5,659    151,944
*   Sykes Enterprises, Inc.                                    5,391    183,294
    Symantec Corp.                                            11,114    344,423
#*  Synaptics, Inc.                                            4,375    230,169
*   Synchronoss Technologies, Inc.                             4,424     74,677
    SYNNEX Corp.                                               5,149    612,319
*   Synopsys, Inc.                                             7,388    565,699
#   Syntel, Inc.                                               5,808    113,198
    Systemax, Inc.                                             3,556     64,435
#*  Tableau Software, Inc. Class A                             1,525     98,286
#*  Take-Two Interactive Software, Inc.                        4,743    376,974
    TE Connectivity, Ltd.                                     17,158  1,379,332
*   Tech Data Corp.                                            5,710    584,704
*   TechTarget, Inc.                                           3,207     30,755
*   Telenav, Inc.                                              4,400     33,000
    TeleTech Holdings, Inc.                                    6,017    251,511
#*  Teradata Corp.                                            18,750    596,625
    Teradyne, Inc.                                            18,919    654,408
    Tessco Technologies, Inc.                                    672      8,971
    Texas Instruments, Inc.                                   22,027  1,792,557
    TiVo Corp.                                                14,680    287,728
    Total System Services, Inc.                               12,321    781,891
    TransAct Technologies, Inc.                                  400      3,540
    Travelport Worldwide, Ltd.                                11,352    162,334
*   Travelzoo                                                  2,000     21,000
*   Tremor Video, Inc.                                         5,147     10,757
*   Trimble, Inc.                                             12,142    454,475
*   TTM Technologies, Inc.                                    16,342    284,024

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Information Technology -- (Continued)
#*  Twitter, Inc.                                           25,627 $    412,338
#*  Tyler Technologies, Inc.                                   521       89,513
#*  Ubiquiti Networks, Inc.                                  4,227      230,372
#*  Ultimate Software Group, Inc. (The)                        302       68,164
*   Ultra Clean Holdings, Inc.                               4,387      102,875
#*  Unisys Corp.                                             3,288       42,086
#   Universal Display Corp.                                  1,975      238,185
*   Vantiv, Inc. Class A                                     5,116      325,122
*   VASCO Data Security International, Inc.                  4,122       55,647
*   Veeco Instruments, Inc.                                  7,204      221,883
#*  VeriFone Systems, Inc.                                  10,890      212,464
*   Verint Systems, Inc.                                     5,688      225,529
#*  VeriSign, Inc.                                           2,100      212,457
    Versum Materials, Inc.                                   6,632      233,844
#*  ViaSat, Inc.                                             5,573      368,320
*   Viavi Solutions, Inc.                                   22,100      242,437
*   Virtusa Corp.                                            4,283      141,981
#   Visa, Inc. Class A                                      33,055    3,290,956
#   Vishay Intertechnology, Inc.                            17,430      311,126
*   Vishay Precision Group, Inc.                               793       13,878
#*  VMware, Inc. Class A                                       640       59,334
    Wayside Technology Group, Inc.                             200        3,440
*   Web.com Group, Inc.                                     10,610      232,890
*   WebMD Health Corp.                                       5,938      393,392
    Western Digital Corp.                                   17,571    1,495,644
#   Western Union Co. (The)                                 16,348      322,873
*   WEX, Inc.                                                4,334      471,019
#*  Workday, Inc. Class A                                      792       80,871
*   Xcerra Corp.                                             6,903       67,028
#   Xilinx, Inc.                                             6,896      436,241
*   XO Group, Inc.                                           2,507       45,828
    Xperi Corp.                                              6,670      195,098
    YuMe, Inc.                                               3,100       13,454
#*  Zebra Technologies Corp. Class A                         6,818      693,527
*   Zedge, Inc. Class B                                      1,022        2,116
*   Zillow Group, Inc. Class A                               4,406      200,165
#*  Zillow Group, Inc. Class C                               5,237      236,503
*   Zix Corp.                                                5,219       27,817
#*  Zynga, Inc. Class A                                     85,388      308,251
                                                                   ------------
Total Information Technology                                        172,958,781
                                                                   ------------
Materials -- (4.7%)
    A Schulman, Inc.                                         3,965      104,280
*   AdvanSix, Inc.                                           5,953      199,306
#*  AgroFresh Solutions, Inc.                                3,300       25,740
    Air Products & Chemicals, Inc.                           3,600      511,740
#*  AK Steel Holding Corp.                                  29,257      165,595
    Albemarle Corp.                                          7,195      833,181
    Alcoa Corp.                                             11,279      410,556
#   Allegheny Technologies, Inc.                             6,966      131,936
    American Vanguard Corp.                                  4,707       83,314
    Ampco-Pittsburgh Corp.                                   1,853       26,776
#   AptarGroup, Inc.                                         9,367      758,071

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    Ashland Global Holdings, Inc.                              6,084 $  395,277
    Avery Dennison Corp.                                       2,953    274,422
*   Axalta Coating Systems, Ltd.                               7,863    247,685
    Balchem Corp.                                              4,088    317,229
#   Ball Corp.                                                20,589    862,679
    Bemis Co., Inc.                                           14,007    593,477
*   Berry Global Group, Inc.                                   6,533    366,371
*   Boise Cascade Co.                                          4,911    149,049
    Cabot Corp.                                                8,705    472,943
    Calgon Carbon Corp.                                        6,420    102,720
#   Carpenter Technology Corp.                                 7,433    300,516
    Celanese Corp. Series A                                    9,330    897,266
#*  Century Aluminum Co.                                      11,382    190,990
#   CF Industries Holdings, Inc.                              17,643    517,822
    Chase Corp.                                                1,440    155,592
    Chemours Co. (The)                                        10,661    507,570
*   Clearwater Paper Corp.                                     2,219    109,064
#*  Cliffs Natural Resources, Inc.                            27,638    213,365
*   Coeur Mining, Inc.                                         9,812     81,243
    Commercial Metals Co.                                     14,988    278,777
#   Compass Minerals International, Inc.                       5,141    354,986
*   Core Molding Technologies, Inc.                            1,483     28,281
*   Crown Holdings, Inc.                                       4,311    256,375
    Deltic Timber Corp.                                          982     70,832
    Domtar Corp.                                               8,208    320,604
    Dow Chemical Co. (The)                                    38,029  2,442,983
    Eagle Materials, Inc.                                      5,490    516,609
    Eastman Chemical Co.                                      11,263    936,631
    Ecolab, Inc.                                               4,392    578,295
    EI du Pont de Nemours & Co.                               10,219    840,104
*   Ferro Corp.                                               14,950    287,638
    Ferroglobe P.L.C.                                         21,032    268,789
*   Flotek Industries, Inc.                                    3,205     26,986
    FMC Corp.                                                  6,076    464,085
*   Freeport-McMoRan, Inc.                                   108,330  1,583,785
    Friedman Industries, Inc.                                    400      2,168
    FutureFuel Corp.                                           5,733     83,472
*   GCP Applied Technologies, Inc.                            10,675    323,453
    Gold Resource Corp.                                        7,506     31,825
    Graphic Packaging Holding Co.                             58,023    765,323
    Greif, Inc. Class A                                        5,069    284,320
    Greif, Inc. Class B                                        1,804    108,060
*   Handy & Harman, Ltd.                                         700     23,170
    Hawkins, Inc.                                              1,217     54,704
    Haynes International, Inc.                                 1,816     56,804
    HB Fuller Co.                                              7,401    381,300
    Hecla Mining Co.                                          51,388    278,009
    Huntsman Corp.                                            41,173  1,096,025
*   Ingevity Corp.                                             5,142    300,807
    Innophos Holdings, Inc.                                    2,105     87,926
    Innospec, Inc.                                             2,796    174,470
    International Flavors & Fragrances, Inc.                   1,600    213,088
    International Paper Co.                                    9,199    505,761

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
#*  Intrepid Potash, Inc.                                     24,709 $   74,868
#   Kaiser Aluminum Corp.                                      1,125    109,451
    KapStone Paper and Packaging Corp.                        13,014    297,500
    KMG Chemicals, Inc.                                        2,571    130,144
*   Koppers Holdings, Inc.                                     2,199     79,824
*   Kraton Corp.                                               5,652    210,254
    Kronos Worldwide, Inc.                                    11,641    248,186
*   Louisiana-Pacific Corp.                                   18,491    464,309
*   LSB Industries, Inc.                                       2,432     17,219
    LyondellBasell Industries NV Class A                       6,834    615,675
    Martin Marietta Materials, Inc.                            2,863    648,269
    Materion Corp.                                             2,500     96,125
    Mercer International, Inc.                                 8,133     89,463
    Minerals Technologies, Inc.                                4,597    325,468
    Monsanto Co.                                               6,200    724,284
    Mosaic Co. (The)                                          21,506    519,155
    Myers Industries, Inc.                                     8,723    148,291
    Neenah Paper, Inc.                                         3,401    271,740
    NewMarket Corp.                                              868    399,376
    Newmont Mining Corp.                                      32,386  1,203,788
    Nucor Corp.                                               19,830  1,143,596
    Olin Corp.                                                21,720    640,306
    Olympic Steel, Inc.                                        1,248     21,328
*   OMNOVA Solutions, Inc.                                     6,502     61,119
#*  Owens-Illinois, Inc.                                      13,094    312,947
    Packaging Corp. of America                                 4,761    521,234
    PH Glatfelter Co.                                          5,939    121,571
#*  Platform Specialty Products Corp.                         31,580    442,436
    PolyOne Corp.                                             14,047    513,839
    PPG Industries, Inc.                                       5,117    538,564
    Praxair, Inc.                                              4,738    616,698
    Quaker Chemical Corp.                                      1,734    246,003
#   Rayonier Advanced Materials, Inc.                          9,093    135,577
#*  Real Industry, Inc.                                        3,947     11,644
    Reliance Steel & Aluminum Co.                              8,348    604,061
    Royal Gold, Inc.                                           6,438    557,917
    RPM International, Inc.                                    5,352    277,608
*   Ryerson Holding Corp.                                      2,729     23,606
    Schnitzer Steel Industries, Inc. Class A                   3,400     87,720
#   Scotts Miracle-Gro Co. (The)                               4,177    400,950
    Sealed Air Corp.                                           5,961    259,363
    Sensient Technologies Corp.                                4,598    341,907
    Sherwin-Williams Co. (The)                                   959    323,442
    Silgan Holdings, Inc.                                     15,910    482,073
    Sonoco Products Co.                                       14,688    712,074
    Southern Copper Corp.                                      1,732     68,137
    Steel Dynamics, Inc.                                      16,777    594,074
    Stepan Co.                                                 3,029    248,893
*   Summit Materials, Inc. Class A                            11,614    330,302
*   SunCoke Energy, Inc.                                       9,445     84,533
*   Synalloy Corp.                                               498      5,627
#*  TimkenSteel Corp.                                          5,576     88,603
*   Trecora Resources                                          2,437     28,147

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Tredegar Corp.                                            3,599 $    54,345
    Trinseo SA                                                7,041     494,982
    Tronox, Ltd. Class A                                      9,511     184,323
*   UFP Technologies, Inc.                                    1,356      39,121
    United States Lime & Minerals, Inc.                         600      48,732
#   United States Steel Corp.                                16,341     383,850
#*  Universal Stainless & Alloy Products, Inc.                  900      17,100
#*  US Concrete, Inc.                                         2,301     180,283
    Valvoline, Inc.                                           9,176     208,020
    Vulcan Materials Co.                                      5,752     708,186
    Westlake Chemical Corp.                                   3,443     242,249
    WestRock Co.                                             15,676     900,116
    Worthington Industries, Inc.                              7,388     374,350
    WR Grace & Co.                                            5,203     358,799
                                                                    -----------
Total Materials                                                      45,745,964
                                                                    -----------
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                                 7,867     329,863
*   Altisource Asset Management Corp.                            75       6,900
#*  Altisource Portfolio Solutions SA                         1,456      37,987
*   CBRE Group, Inc. Class A                                 32,048   1,217,503
    Consolidated-Tomoka Land Co.                                400      22,176
*   Forestar Group, Inc.                                      5,191      89,026
*   FRP Holdings, Inc.                                        1,138      52,519
    Griffin Industrial Realty, Inc.                             375      12,071
    HFF, Inc. Class A                                         6,696     245,877
*   Howard Hughes Corp. (The)                                 3,644     458,452
    Jones Lang LaSalle, Inc.                                  5,667     720,956
    Kennedy-Wilson Holdings, Inc.                            11,213     225,381
*   Marcus & Millichap, Inc.                                  7,113     182,093
*   Maui Land & Pineapple Co., Inc.                           2,984      51,772
    RE/MAX Holdings, Inc. Class A                             2,161     125,662
#   Realogy Holdings Corp.                                   18,005     597,766
    RMR Group, Inc. (The) Class A                             3,242     158,372
#*  St Joe Co. (The)                                          6,481     116,982
    Stratus Properties, Inc.                                    889      25,470
*   Tejon Ranch Co.                                           2,696      56,562
                                                                    -----------
Total Real Estate                                                     4,733,390
                                                                    -----------
Telecommunication Services -- (2.5%)
*   Alaska Communications Systems Group, Inc.                 2,160       4,860
    AT&T, Inc.                                              365,487  14,253,993
    ATN International, Inc.                                   2,046     118,668
*   Boingo Wireless, Inc.                                     8,791     130,370
#   CenturyLink, Inc.                                        58,576   1,363,063
*   Cincinnati Bell, Inc.                                     4,288      79,971
    Cogent Communications Holdings, Inc.                      4,313     180,068
    Consolidated Communications Holdings, Inc.               10,329     185,922
#   Frontier Communications Corp.                             3,122      47,798
*   General Communication, Inc. Class A                       5,129     218,854
*   Hawaiian Telcom Holdco, Inc.                              1,165      34,065
    IDT Corp. Class B                                         3,759      55,671

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ -----------
Telecommunication Services -- (Continued)
*   Intelsat SA                                              5,585 $    17,704
#*  Iridium Communications, Inc.                             4,837      48,128
*   Level 3 Communications, Inc.                             9,472     555,817
*   Lumos Networks Corp.                                     3,100      55,521
*   ORBCOMM, Inc.                                            6,642      77,114
    Shenandoah Telecommunications Co.                       10,249     315,157
    Spok Holdings, Inc.                                      2,587      42,427
*   Sprint Corp.                                            65,319     521,246
*   T-Mobile US, Inc.                                       16,007     986,992
    Telephone & Data Systems, Inc.                          12,505     355,517
*   United States Cellular Corp.                             2,520      95,458
    Verizon Communications, Inc.                            84,639   4,096,527
*   Vonage Holdings Corp.                                   28,743     189,991
#   Windstream Holdings, Inc.                               22,606      85,677
*   Zayo Group Holdings, Inc.                                8,103     265,697
                                                                   -----------
Total Telecommunication Services                                    24,382,276
                                                                   -----------
Utilities -- (2.0%)
    AES Corp.                                               15,048     168,237
    ALLETE, Inc.                                             2,920     213,948
    Alliant Energy Corp.                                     5,115     207,311
    Ameren Corp.                                             5,393     302,547
    American Electric Power Co., Inc.                        6,201     437,419
    American States Water Co.                                3,510     173,569
    American Water Works Co., Inc.                           3,782     306,720
#   Aqua America, Inc.                                      10,174     339,608
    Artesian Resources Corp. Class A                           900      35,001
*   Atlantic Power Corp.                                    16,242      37,357
    Atlantica Yield PLC                                      8,417     181,891
    Atmos Energy Corp.                                       2,979     258,458
#   Avangrid, Inc.                                           2,475     112,414
#   Avista Corp.                                             5,597     294,458
#   Black Hills Corp.                                        3,036     211,488
    California Water Service Group                           4,696     182,674
*   Calpine Corp.                                           66,007     949,181
    CenterPoint Energy, Inc.                                 9,448     266,339
    Chesapeake Utilities Corp.                               1,546     119,428
    CMS Energy Corp.                                         5,870     271,429
    Connecticut Water Service, Inc.                          1,334      76,011
#   Consolidated Edison, Inc.                                3,460     286,696
    Consolidated Water Co., Ltd.                               959      12,371
    Delta Natural Gas Co., Inc.                                591      17,984
    Dominion Energy, Inc.                                    7,336     566,192
    DTE Energy Co.                                           4,058     434,449
    Duke Energy Corp.                                        8,250     702,240
#*  Dynegy, Inc.                                            22,666     203,541
    Edison International                                     3,944     310,314
    El Paso Electric Co.                                     4,523     234,744
    Entergy Corp.                                            3,708     284,478
#   Eversource Energy                                        5,899     358,600
    Exelon Corp.                                            10,499     402,532
    FirstEnergy Corp.                                        9,736     310,676
    Gas Natural, Inc.                                          700       9,065

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Utilities -- (Continued)
             Genie Energy, Ltd. Class B                      1,601 $     10,615
             Great Plains Energy, Inc.                       5,224      161,213
             Hawaiian Electric Industries, Inc.              5,913      195,070
#            IDACORP, Inc.                                   3,064      264,607
#            MDU Resources Group, Inc.                      10,122      266,715
             MGE Energy, Inc.                                3,252      216,421
             Middlesex Water Co.                             1,938       76,047
#            National Fuel Gas Co.                           4,485      265,557
             New Jersey Resources Corp.                      5,510      232,246
             NextEra Energy, Inc.                            5,231      764,197
             NiSource, Inc.                                 10,542      274,725
             Northwest Natural Gas Co.                       2,532      159,769
#            NorthWestern Corp.                              2,582      149,214
             NRG Energy, Inc.                               45,074    1,109,722
             NRG Yield, Inc. Class A                         1,604       29,241
#            NRG Yield, Inc. Class C                         3,420       63,612
             OGE Energy Corp.                                5,000      179,300
             ONE Gas, Inc.                                   3,374      245,560
             Ormat Technologies, Inc.                        6,540      387,822
             Otter Tail Corp.                                3,697      149,544
             Pattern Energy Group, Inc.                      8,594      215,709
             PG&E Corp.                                      5,726      387,593
             Pinnacle West Capital Corp.                     2,439      211,534
#            PNM Resources, Inc.                             4,758      189,606
             Portland General Electric Co.                   5,000      223,450
             PPL Corp.                                       8,059      308,901
             Public Service Enterprise Group, Inc.           5,117      230,111
             RGC Resources, Inc.                               150        4,028
             SCANA Corp.                                     3,136      201,864
#            Sempra Energy                                   2,713      306,596
             SJW Corp.                                       1,848       97,704
             South Jersey Industries, Inc.                   4,824      163,871
             Southern Co. (The)                             11,106      532,311
             Southwest Gas Holdings, Inc.                    2,701      216,350
#            Spark Energy, Inc. Class A                      1,000       20,800
             Spire, Inc.                                     3,100      225,060
             UGI Corp.                                       5,579      281,572
             Unitil Corp.                                    1,532       77,749
             Vectren Corp.                                   4,544      273,140
#            WEC Energy Group, Inc.                          5,507      346,776
             Westar Energy, Inc.                             5,593      283,845
             WGL Holdings, Inc.                              3,001      257,246
             Xcel Energy, Inc.                               8,217      388,746
             York Water Co. (The)                            1,162       40,438
                                                                   ------------
Total Utilities                                                      19,965,567
                                                                   ------------
TOTAL COMMON STOCKS                                                 892,185,451
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights              2,300        2,553
(degrees)#*  Safeway Casa Ley Contingent Value Rights       11,539       11,711

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
(degrees)*  Safeway PDC, LLC Contingent Value Rights        11,539 $          3
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                    14,267
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         892,199,718
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional U.S. Government
            Money Market Fund, 0.940%                    3,161,890    3,161,890
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@        DFA Short Term Investment Fund               7,302,789   84,507,872
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $731,074,579)^^                $979,869,480
                                                                   ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary       $148,452,009 $    27,549   --    $148,479,558
   Consumer Staples               50,059,166          --   --      50,059,166
   Energy                         52,949,086          --   --      52,949,086
   Financials                    188,986,260          --   --     188,986,260
   Health Care                    66,645,165          --   --      66,645,165
   Industrials                   117,280,238          --   --     117,280,238
   Information Technology        172,958,781          --   --     172,958,781
   Materials                      45,745,964          --   --      45,745,964
   Real Estate                     4,733,390          --   --       4,733,390
   Telecommunication Services     24,382,276          --   --      24,382,276
   Utilities                      19,965,567          --   --      19,965,567
Rights/Warrants                           --      14,267   --          14,267
Temporary Cash Investments         3,161,890          --   --       3,161,890
Securities Lending Collateral             --  84,507,872   --      84,507,872
                                ------------ -----------   --    ------------
TOTAL                           $895,319,792 $84,549,688   --    $979,869,480
                                ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES   VALUE+
                                                             ------ -----------
COMMON STOCKS -- (92.3%)

Consumer Discretionary -- (16.2%)
*   1-800-Flowers.com, Inc. Class A                           4,534 $    43,753
    A.H. Belo Corp. Class A                                     200       1,060
    Aaron's, Inc.                                             8,552     395,787
#   Abercrombie & Fitch Co. Class A                          10,569     103,999
    Adient P.L.C.                                             3,735     244,530
    Advance Auto Parts, Inc.                                  4,271     478,395
*   Amazon.com, Inc.                                         25,127  24,819,948
#   AMC Entertainment Holdings, Inc. Class A                  7,693     156,937
#*  AMC Networks, Inc. Class A                                6,839     437,354
*   America's Car-Mart, Inc.                                    715      28,028
*   American Axle & Manufacturing Holdings, Inc.              6,624      97,638
    American Eagle Outfitters, Inc.                          25,036     296,426
*   American Outdoor Brands Corp.                             7,290     150,684
    Aramark                                                  14,115     562,624
    Ark Restaurants Corp.                                     2,000      45,480
*   Asbury Automotive Group, Inc.                             3,130     169,020
#*  Ascena Retail Group, Inc.                                16,055      37,569
*   Ascent Capital Group, Inc. Class A                          595      10,056
#   Autoliv, Inc.                                             8,838     957,951
#*  AutoNation, Inc.                                         12,939     548,355
#*  AutoZone, Inc.                                              862     465,325
#*  AV Homes, Inc.                                            2,224      35,695
*   Ballantyne Strong, Inc.                                   1,448       9,846
*   Barnes & Noble Education, Inc.                            6,482      46,865
    Barnes & Noble, Inc.                                      2,178      17,751
    Bassett Furniture Industries, Inc.                        1,000      37,200
    Beasley Broadcast Group, Inc. Class A                     1,101      11,561
*   Beazer Homes USA, Inc.                                    6,286      83,352
#   Bed Bath & Beyond, Inc.                                  18,461     551,984
    Best Buy Co., Inc.                                       41,118   2,398,824
#   Big 5 Sporting Goods Corp.                                2,727      29,315
    Big Lots, Inc.                                            4,463     221,677
*   Biglari Holdings, Inc.                                      112      41,924
*   BJ's Restaurants, Inc.                                    1,890      66,717
#*  Black Diamond, Inc.                                       2,100      13,650
    Bloomin' Brands, Inc.                                    11,210     195,390
    Bob Evans Farms, Inc.                                     1,910     132,134
*   Bojangles', Inc.                                          4,011      53,346
#*  Boot Barn Holdings, Inc.                                  1,500      12,015
#   BorgWarner, Inc.                                         13,623     636,739
*   Bravo Brio Restaurant Group, Inc.                         2,335       8,056
    Brinker International, Inc.                               4,620     163,871
    Brunswick Corp.                                          10,090     571,195
#   Buckle, Inc. (The)                                          733      12,534
*   Buffalo Wild Wings, Inc.                                  1,880     202,100
*   Build-A-Bear Workshop, Inc.                               1,300      12,480
*   Burlington Stores, Inc.                                   4,851     422,183
*   Cabela's, Inc.                                            7,563     430,940
    Cable One, Inc.                                             800     607,920
#   CalAtlantic Group, Inc.                                  22,590     792,909
    Caleres, Inc.                                             4,938     134,709

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Callaway Golf Co.                                        10,783 $   137,268
*   Cambium Learning Group, Inc.                              3,100      15,252
#*  CarMax, Inc.                                             19,582   1,297,307
*   Carrols Restaurant Group, Inc.                            4,467      54,497
    Carter's, Inc.                                            7,515     651,776
    Cato Corp. (The) Class A                                  2,771      47,135
*   Cavco Industries, Inc.                                    1,878     244,891
    CBS Corp. Class B                                        27,713   1,824,347
    CBS Corp. Class A                                           482      31,855
*   Century Casinos, Inc.                                     1,500      10,785
*   Century Communities, Inc.                                 3,463      89,692
*   Charter Communications, Inc. Class A                     12,376   4,850,278
#   Cheesecake Factory, Inc. (The)                            4,899     233,094
*   Cherokee, Inc.                                            1,276       6,699
    Chico's FAS, Inc.                                        16,368     149,767
#   Children's Place, Inc. (The)                              2,479     261,906
#*  Chipotle Mexican Grill, Inc.                                607     208,668
#*  Chuy's Holdings, Inc.                                     1,407      33,135
    Cinemark Holdings, Inc.                                  17,579     683,823
    Citi Trends, Inc.                                         2,012      44,566
    Clear Channel Outdoor Holdings, Inc. Class A              6,385      32,372
    ClubCorp Holdings, Inc.                                   3,230      54,748
    Coach, Inc.                                              25,161   1,186,090
    Collectors Universe, Inc.                                   906      22,541
    Columbia Sportswear Co.                                   8,430     510,689
    Comcast Corp. Class A                                   341,001  13,793,490
#*  Conn's, Inc.                                                165       3,531
*   Cooper-Standard Holdings, Inc.                            1,318     134,779
#   Cracker Barrel Old Country Store, Inc.                    2,393     371,992
*   Crocs, Inc.                                               3,787      30,069
    CSS Industries, Inc.                                        242       6,478
    Culp, Inc.                                                  882      26,460
#*  Daily Journal Corp.                                         490     100,352
    Dana, Inc.                                               13,204     313,199
*   Dave & Buster's Entertainment, Inc.                       4,837     300,426
*   Deckers Outdoor Corp.                                     4,504     292,129
*   Del Frisco's Restaurant Group, Inc.                       1,909      27,108
#*  Del Taco Restaurants, Inc.                                3,674      48,093
    Delphi Automotive P.L.C.                                 13,354   1,207,469
*   Delta Apparel, Inc.                                         231       4,858
*   Denny's Corp.                                             6,766      76,862
#*  Destination XL Group, Inc.                                3,519       7,038
    Dick's Sporting Goods, Inc.                               9,752     364,140
#   Dillard's, Inc. Class A                                   3,924     289,670
#   DineEquity, Inc.                                          2,045      84,131
#*  Discovery Communications, Inc. Class A                   30,230     743,658
*   Discovery Communications, Inc. Class C                   44,085   1,019,686
*   DISH Network Corp. Class A                               14,438     924,465
    Dollar General Corp.                                     21,042   1,581,517
*   Dollar Tree, Inc.                                        24,878   1,793,206
    Domino's Pizza, Inc.                                      3,436     640,814
*   Dorman Products, Inc.                                     2,053     160,298
    DR Horton, Inc.                                          43,323   1,546,198

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Drive Shack, Inc.                                         10,475 $   32,053
    DSW, Inc. Class A                                          7,435    134,127
#   Dunkin' Brands Group, Inc.                                12,723    674,701
*   El Pollo Loco Holdings, Inc.                               1,700     22,100
#*  Eldorado Resorts, Inc.                                     3,223     65,749
#   Entercom Communications Corp. Class A                      5,908     58,194
    Entravision Communications Corp. Class A                   9,616     62,504
    Escalade, Inc.                                             1,044     12,893
    Ethan Allen Interiors, Inc.                                3,084     98,842
#*  Etsy, Inc.                                                 6,017     86,464
*   EVINE Live, Inc.                                           3,932      4,679
*   EW Scripps Co. (The) Class A                              13,731    269,814
#   Expedia, Inc.                                              5,053    790,643
*   Express, Inc.                                              2,351     14,247
*   Fiesta Restaurant Group, Inc.                              2,341     39,329
#   Finish Line, Inc. (The) Class A                            4,376     60,214
*   Five Below, Inc.                                           8,433    407,398
    Flexsteel Industries, Inc.                                   561     31,405
#   Foot Locker, Inc.                                          9,021    425,701
    Ford Motor Co.                                           207,267  2,325,536
#*  Fossil Group, Inc.                                         6,182     69,547
*   Fox Factory Holding Corp.                                  3,872    148,878
*   Francesca's Holdings Corp.                                 5,663     55,101
#   Fred's, Inc. Class A                                       4,728     32,009
*   FTD Cos., Inc.                                             3,046     59,854
#*  G-III Apparel Group, Ltd.                                  6,454    167,998
#   GameStop Corp. Class A                                    18,630    404,085
    Gannett Co., Inc.                                         12,314    110,457
#   Gap, Inc. (The)                                           50,033  1,192,286
#   Garmin, Ltd.                                              12,115    608,052
    General Motors Co.                                        49,214  1,770,720
*   Genesco, Inc.                                              2,582     82,882
    Gentex Corp.                                              22,000    374,440
*   Gentherm, Inc.                                             2,442     81,685
    Genuine Parts Co.                                         12,468  1,058,907
#*  Global Eagle Entertainment, Inc.                           2,295      7,252
*   Gray Television, Inc.                                     18,195    271,105
*   Green Brick Partners, Inc.                                 1,323     14,884
    Group 1 Automotive, Inc.                                   2,300    136,965
#   Guess?, Inc.                                               6,619     86,444
#*  Habit Restaurants, Inc. (The) Class A                      3,908     64,287
#   Hanesbrands, Inc.                                         16,792    384,873
#   Harley-Davidson, Inc.                                     17,210    837,611
    Hasbro, Inc.                                              10,722  1,135,245
    Haverty Furniture Cos., Inc.                               2,689     59,830
*   Helen of Troy, Ltd.                                        2,970    299,227
*   Hemisphere Media Group, Inc.                               1,000     12,500
*   Hibbett Sports, Inc.                                         200      3,120
    Home Depot, Inc. (The)                                    60,039  8,981,834
    Hooker Furniture Corp.                                       800     33,760
#*  Horizon Global Corp.                                       1,167     16,268
    HSN, Inc.                                                  4,143    164,270
*   Hyatt Hotels Corp. Class A                                 1,693     94,080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc.                                   7,099 $   47,350
*   IMAX Corp.                                                 3,333     71,326
*   Installed Building Products, Inc.                          6,686    359,707
#   International Game Technology P.L.C.                      14,669    279,298
    Interpublic Group of Cos., Inc. (The)                     57,504  1,242,661
#*  iRobot Corp.                                               2,559    270,000
*   J Alexander's Holdings, Inc.                                 942      9,938
    Jack in the Box, Inc.                                      2,744    254,533
#*  JC Penney Co., Inc.                                       25,567    138,317
    John Wiley & Sons, Inc. Class A                            6,950    383,987
    John Wiley & Sons, Inc. Class B                              200     11,068
    Johnson Outdoors, Inc. Class A                               569     28,746
    KB Home                                                   20,227    463,603
*   Kirkland's, Inc.                                           1,705     15,942
#   Kohl's Corp.                                              11,719    484,581
#   L Brands, Inc.                                             6,533    303,066
    La-Z-Boy, Inc.                                             5,675    191,815
*   Lakeland Industries, Inc.                                  1,175     17,684
    Las Vegas Sands Corp.                                     11,842    729,586
#   LCI Industries                                             2,980    318,115
    Lear Corp.                                                 6,090    902,477
    Lennar Corp. Class A                                      23,590  1,237,060
    Lennar Corp. Class B                                       1,425     63,370
*   Liberty Broadband Corp. Class A                            1,472    145,610
*   Liberty Broadband Corp. Class C                            8,359    829,046
*   Liberty Expedia Holdings, Inc. Class A                     1,286     73,366
*   Liberty Interactive Corp., QVC Group Class A              42,490  1,017,211
*   Liberty Media Corp.-Liberty Braves Class A                   527     13,301
*   Liberty Media Corp.-Liberty Braves Class C                 1,166     29,418
#*  Liberty Media Corp.-Liberty Formula One Class A            1,318     44,482
*   Liberty Media Corp.-Liberty Formula One Class C            2,915    102,521
*   Liberty Media Corp.-Liberty SiriusXM Class A               5,275    243,336
*   Liberty Media Corp.-Liberty SiriusXM Class C              11,661    536,406
    Liberty Tax, Inc.                                          1,115     15,721
*   Liberty TripAdvisor Holdings, Inc. Class A                 7,801     91,662
*   Liberty Ventures Series A                                  4,369    264,674
    Lifetime Brands, Inc.                                      1,200     22,740
*   Lincoln Educational Services Corp.                         4,082     12,695
#   Lions Gate Entertainment Corp. Class A                     7,272    213,797
*   Lions Gate Entertainment Corp. Class B                    10,851    298,511
#   Lithia Motors, Inc. Class A                                3,140    324,205
*   Live Nation Entertainment, Inc.                           22,405    835,034
*   LKQ Corp.                                                 28,516    985,513
    Lowe's Cos., Inc.                                         23,062  1,784,999
#*  Lululemon Athletica, Inc.                                  8,620    531,337
*   M/I Homes, Inc.                                            4,720    122,437
    Macy's, Inc.                                              40,170    954,037
*   Madison Square Garden Co. (The) Class A                    1,833    402,747
*   Malibu Boats, Inc. Class A                                 1,300     37,193
    Marine Products Corp.                                      1,421     20,633
*   MarineMax, Inc.                                            2,985     44,626
#   Mattel, Inc.                                              17,178    343,904
    McDonald's Corp.                                          19,433  3,014,836

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
           MDC Holdings, Inc.                                 11,256 $  385,968
(degrees)  Media General, Inc.                                 7,656     15,465
#          Meredith Corp.                                      5,254    312,350
*          Meritage Homes Corp.                                7,013    285,780
#          MGM Resorts International                           8,144    268,182
*          Michael Kors Holdings, Ltd.                        12,563    457,796
*          Michaels Cos., Inc. (The)                          18,981    382,277
*          Modine Manufacturing Co.                            3,297     53,576
#          Monro Muffler Brake, Inc.                           2,190    102,054
#*         Motorcar Parts of America, Inc.                     1,259     35,214
           Movado Group, Inc.                                    605     14,883
*          MSG Networks, Inc. Class A                          7,253    155,214
#*         Murphy USA, Inc.                                    4,391    332,530
*          Nathan's Famous, Inc.                                 200     12,500
           National American University Holdings, Inc.         7,307     16,368
           National CineMedia, Inc.                            9,741     69,648
#*         Nautilus, Inc.                                      3,718     65,437
*          Netflix, Inc.                                      12,685  2,304,357
*          New Home Co., Inc. (The)                              994     10,745
           New Media Investment Group, Inc.                    5,943     82,845
*          New York & Co., Inc.                                4,752      7,413
           New York Times Co. (The) Class A                   18,700    355,300
           Newell Brands, Inc.                                 7,440    392,237
           News Corp. Class A                                 17,578    251,541
           News Corp. Class B                                  8,570    125,979
#          Nexstar Media Group, Inc. Class A                  11,497    751,904
#          Nordstrom, Inc.                                    11,382    552,824
           Nutrisystem, Inc.                                   3,326    185,424
*          NVR, Inc.                                             398  1,038,955
#*         O'Reilly Automotive, Inc.                           4,312    880,942
           Office Depot, Inc.                                 69,046    405,300
#*         Ollie's Bargain Outlet Holdings, Inc.               5,971    266,904
#          Omnicom Group, Inc.                                25,573  2,013,618
*          Overstock.com, Inc.                                 3,993     63,888
           Oxford Industries, Inc.                             2,924    184,592
#          Papa John's International, Inc.                     3,147    224,476
#*         Party City Holdco, Inc.                             9,088    126,778
           Peak Resorts, Inc.                                  1,900      9,928
#*         Penn National Gaming, Inc.                          2,522     50,844
           Penske Automotive Group, Inc.                      10,995    478,722
*          Perry Ellis International, Inc.                     1,100     21,604
           PetMed Express, Inc.                                3,207    152,461
           Pier 1 Imports, Inc.                                9,693     44,685
#          Planet Fitness, Inc. Class A                        6,757    153,114
#          Polaris Industries, Inc.                            9,375    840,562
           Pool Corp.                                          3,901    421,776
*          Potbelly Corp.                                      1,810     20,815
*          Priceline Group, Inc. (The)                         1,943  3,941,375
           PulteGroup, Inc.                                   33,869    827,081
           PVH Corp.                                           6,166    735,542
#          Ralph Lauren Corp.                                  4,776    361,304
           RCI Hospitality Holdings, Inc.                        288      6,535
*          Reading International, Inc. Class A                 1,600     25,536

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
*   Red Lion Hotels Corp.                                      1,771 $   12,663
*   Red Robin Gourmet Burgers, Inc.                            1,171     70,026
#   Regal Entertainment Group Class A                         13,012    247,488
#   Rent-A-Center, Inc.                                        4,988     65,941
    Ross Stores, Inc.                                         17,990    995,207
    Ruth's Hospitality Group, Inc.                             4,263     85,260
    Saga Communications, Inc. Class A                            369     14,336
    Salem Media Group, Inc.                                    1,000      7,150
#*  Sally Beauty Holdings, Inc.                               11,257    227,729
    Scholastic Corp.                                           4,418    183,038
#*  Scientific Games Corp. Class A                             5,334    197,625
#   Scripps Networks Interactive, Inc. Class A                13,906  1,215,523
#   SeaWorld Entertainment, Inc.                               3,848     59,182
*   Select Comfort Corp.                                       5,045    170,571
#*  Sequential Brands Group, Inc.                              2,082      6,683
*   ServiceMaster Global Holdings, Inc.                       18,501    813,304
#*  Shake Shack, Inc. Class A                                    928     30,633
*   Shiloh Industries, Inc.                                    1,200      8,904
    Shoe Carnival, Inc.                                        2,176     39,734
*   Shutterfly, Inc.                                           3,565    174,828
#   Signet Jewelers, Ltd.                                      7,889    482,491
    Sinclair Broadcast Group, Inc. Class A                    19,131    689,673
#   Sirius XM Holdings, Inc.                                  85,729    502,372
#   Six Flags Entertainment Corp.                              4,957    281,905
*   Skechers U.S.A., Inc. Class A                             15,176    426,294
#   Sonic Automotive, Inc. Class A                             1,600     29,040
#   Sonic Corp.                                                3,600     85,176
*   Sotheby's                                                  5,037    285,044
    Speedway Motorsports, Inc.                                 2,775     58,996
#*  Sportsman's Warehouse Holdings, Inc.                       2,568     11,633
#   Stage Stores, Inc.                                         2,445      4,866
    Standard Motor Products, Inc.                              1,900     95,722
    Staples, Inc.                                             61,479    624,012
    Starbucks Corp.                                           43,384  2,341,868
#   Stein Mart, Inc.                                           5,735      7,972
*   Steven Madden, Ltd.                                        8,860    363,260
*   Stoneridge, Inc.                                           2,300     35,098
    Sturm Ruger & Co., Inc.                                    2,289    131,846
    Superior Uniform Group, Inc.                                 923     20,611
*   Tandy Leather Factory, Inc.                                1,562     13,824
#   Target Corp.                                              15,300    867,051
*   Taylor Morrison Home Corp. Class A                        16,866    381,509
    TEGNA, Inc.                                               44,398    658,422
#*  Tempur Sealy International, Inc.                           6,815    393,021
    Tenneco, Inc.                                              4,755    262,951
*   Tesla, Inc.                                                2,387    772,123
    Texas Roadhouse, Inc.                                      7,283    344,486
    Thor Industries, Inc.                                      6,707    706,582
#   Tiffany & Co.                                             10,207    974,871
#   Tile Shop Holdings, Inc.                                   5,547     80,986
    Tilly's, Inc. Class A                                        804      8,024
    Time Warner, Inc.                                         48,537  4,971,160

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Time, Inc.                                                13,525 $  190,026
    TJX Cos., Inc. (The)                                      33,356  2,345,260
    Toll Brothers, Inc.                                       23,128    892,510
*   TopBuild Corp.                                             3,356    177,130
    Tower International, Inc.                                  1,600     39,520
*   Townsquare Media, Inc. Class A                             1,134     12,542
#   Tractor Supply Co.                                         7,303    409,844
*   Trans World Entertainment Corp.                            1,000      1,750
*   TRI Pointe Group, Inc.                                    29,811    396,486
    Tribune Media Co. Class A                                  5,261    221,751
#*  TripAdvisor, Inc.                                          3,700    144,374
*   tronc, Inc.                                                4,586     58,563
#*  Tuesday Morning Corp.                                      4,976      9,206
    Tupperware Brands Corp.                                    4,408    267,610
    Twenty-First Century Fox, Inc. Class A                    72,897  2,121,303
    Twenty-First Century Fox, Inc. Class B                    30,128    864,372
*   UCP, Inc. Class A                                            655      7,303
*   Ulta Salon Cosmetics & Fragrance, Inc.                     4,537  1,139,740
#*  Under Armour, Inc. Class A                                 8,200    164,164
#*  Under Armour, Inc. Class C                                 5,736    103,879
*   Unifi, Inc.                                                2,214     72,531
    Unique Fabricating, Inc.                                     842      7,368
*   Universal Electronics, Inc.                                1,355     92,750
*   Universal Technical Institute, Inc.                        2,800      9,968
#*  Urban Outfitters, Inc.                                    13,676    267,913
*   US Auto Parts Network, Inc.                                3,173      8,282
    Vail Resorts, Inc.                                           587    123,716
*   Vera Bradley, Inc.                                         4,500     45,360
#   Viacom, Inc. Class A                                       2,977    120,568
    Viacom, Inc. Class B                                      73,115  2,553,176
*   Vista Outdoor, Inc.                                        5,989    138,286
*   Visteon Corp.                                              5,028    560,823
*   Vitamin Shoppe, Inc.                                       1,139     12,529
*   VOXX International Corp.                                   2,400     16,080
    Walt Disney Co. (The)                                     65,247  7,172,603
*   Wayfair, Inc. Class A                                      1,452    110,860
    Wendy's Co. (The)                                         31,852    491,795
    West Marine, Inc.                                          1,791     23,086
    Weyco Group, Inc.                                          1,334     37,192
    Whirlpool Corp.                                            7,600  1,351,888
#*  William Lyon Homes Class A                                 4,817    108,912
#   Williams-Sonoma, Inc.                                     12,654    587,525
#*  Wingstop, Inc.                                             4,347    130,453
    Winmark Corp.                                                415     55,216
    Winnebago Industries, Inc.                                 3,145    115,736
    Wolverine World Wide, Inc.                                 9,755    275,091
#   World Wrestling Entertainment, Inc. Class A                3,331     70,484
    Wyndham Worldwide Corp.                                    4,101    428,021
#   Wynn Resorts, Ltd.                                         6,800    879,512
*   ZAGG, Inc.                                                 2,300     19,435
#*  Zoe's Kitchen, Inc.                                          968     10,948

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                             3,334 $     42,342
                                                                   ------------
Total Consumer Discretionary                                        190,528,019
                                                                   ------------
Consumer Staples -- (6.2%)
    Alico, Inc.                                                390       11,778
#*  Amplify Snack Brands, Inc.                              12,790      133,783
    Andersons, Inc. (The)                                    3,239      111,584
#*  Avon Products, Inc.                                     69,117      251,586
#   B&G Foods, Inc.                                          4,822      174,797
#*  Blue Buffalo Pet Products, Inc.                         11,534      258,016
#*  Boston Beer Co., Inc. (The) Class A                        940      147,392
    Brown-Forman Corp. Class A                               4,065      209,510
    Brown-Forman Corp. Class B                              15,844      782,694
#   Calavo Growers, Inc.                                     1,114       82,492
    Campbell Soup Co.                                        4,593      242,648
#   Casey's General Stores, Inc.                             5,989      639,326
*   Central Garden & Pet Co.                                   983       31,456
*   Central Garden & Pet Co. Class A                         4,343      133,591
#*  Chefs' Warehouse, Inc. (The)                             4,200       60,900
    Church & Dwight Co., Inc.                               14,076      750,955
    Clorox Co. (The)                                         8,343    1,113,707
    Coca-Cola Bottling Co. Consolidated                      1,099      263,859
    Coca-Cola Co. (The)                                    161,836    7,418,562
    Colgate-Palmolive Co.                                   30,603    2,209,537
    Constellation Brands, Inc. Class A                       5,780    1,117,563
    Costco Wholesale Corp.                                  34,027    5,393,620
#   Coty, Inc. Class A                                      57,587    1,179,382
*   Craft Brew Alliance, Inc.                                1,900       33,250
    CVS Health Corp.                                        74,212    5,931,765
*   Darling Ingredients, Inc.                               13,000      211,510
    Dr Pepper Snapple Group, Inc.                           12,522    1,141,505
    Energizer Holdings, Inc.                                 6,013      277,019
    Estee Lauder Cos., Inc. (The) Class A                   13,977    1,383,583
*   Farmer Brothers Co.                                        936       29,156
    General Mills, Inc.                                     11,605      645,934
#*  Hain Celestial Group, Inc. (The)                        11,454      512,108
#*  Herbalife, Ltd.                                         10,500      698,355
*   HRG Group, Inc.                                         33,215      550,373
    Ingles Markets, Inc. Class A                             1,743       51,418
    Inter Parfums, Inc.                                      5,710      221,548
    J&J Snack Foods Corp.                                    1,094      143,752
    JM Smucker Co. (The)                                     8,894    1,084,179
#   John B. Sanfilippo & Son, Inc.                             549       35,312
    Kraft Heinz Co. (The)                                   13,677    1,196,190
    Kroger Co. (The)                                        42,906    1,052,055
    Lamb Weston Holdings, Inc.                               3,247      142,803
    Lancaster Colony Corp.                                   1,914      234,695
*   Landec Corp.                                             1,591       19,569
*   Lifeway Foods, Inc.                                      1,074        9,849
    Limoneira Co.                                            1,038       23,625
#   McCormick & Co., Inc. Non-Voting                         7,746      738,194
    McCormick & Co., Inc. Voting                               200       19,056
    Medifast, Inc.                                           2,326       99,297

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class B                         10,431 $   928,150
*   Monster Beverage Corp.                                   12,127     639,699
#   National Beverage Corp.                                   2,397     244,782
*   Natural Alternatives International, Inc.                  1,014      10,140
#*  Natural Grocers by Vitamin Cottage, Inc.                  2,440      21,496
#   Natural Health Trends Corp.                                 187       4,606
    Nature's Sunshine Products, Inc.                            500       6,325
    Nu Skin Enterprises, Inc. Class A                        11,419     723,508
    Nutraceutical International Corp.                         1,020      42,636
    Oil-Dri Corp. of America                                    489      20,225
    Omega Protein Corp.                                       1,423      22,768
    Orchids Paper Products Co.                                1,044      11,755
    PepsiCo, Inc.                                            63,474   7,401,703
*   Performance Food Group Co.                               16,800     483,840
    Pinnacle Foods, Inc.                                      4,058     240,964
#*  Post Holdings, Inc.                                       5,553     462,010
#   PriceSmart, Inc.                                          3,121     262,944
*   Primo Water Corp.                                         2,291      28,431
    Procter & Gamble Co. (The)                               75,497   6,856,637
*   Revlon, Inc. Class A                                      6,086     118,981
#*  Rite Aid Corp.                                           18,583      41,626
    Rocky Mountain Chocolate Factory, Inc.                      960      11,414
#*  S&W Seed Co.                                              2,831       9,908
    Seaboard Corp.                                               19      81,225
*   Seneca Foods Corp. Class A                                  504      14,465
#*  Smart & Final Stores, Inc.                                6,195      53,277
#   Snyder's-Lance, Inc.                                      5,197     180,804
    SpartanNash Co.                                           4,418     122,555
#   Spectrum Brands Holdings, Inc.                            1,399     161,501
#*  Sprouts Farmers Market, Inc.                             15,594     375,348
*   SUPERVALU, Inc.                                          33,206     118,877
    Sysco Corp.                                              29,114   1,531,979
#   Tootsie Roll Industries, Inc.                             1,471      54,721
#*  TreeHouse Foods, Inc.                                     2,815     238,796
*   United Natural Foods, Inc.                                8,413     324,153
    United-Guardian, Inc.                                     1,797      28,303
*   USANA Health Sciences, Inc.                               4,982     284,472
    Village Super Market, Inc. Class A                        1,201      29,701
    Wal-Mart Stores, Inc.                                    86,811   6,944,012
    Walgreens Boots Alliance, Inc.                           46,806   3,775,840
    Weis Markets, Inc.                                        3,047     144,154
    Whole Foods Market, Inc.                                 34,537   1,442,265
*   Willamette Valley Vineyards, Inc.                           500       4,020
                                                                    -----------
Total Consumer Staples                                               73,709,854
                                                                    -----------
Energy -- (2.1%)
    Adams Resources & Energy, Inc.                              101       3,837
    Andeavor                                                 21,638   2,153,630
    Archrock, Inc.                                            5,588      61,189
#   Ardmore Shipping Corp.                                    1,581      12,569
#*  Atwood Oceanics, Inc.                                     9,746      76,604
    Baker Hughes a GE Co.                                    20,778     766,500
#   Bristow Group, Inc.                                       5,575      41,088

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
    Cheniere Energy Partners L.P. Holdings LLC                 2,000 $   52,340
#*  Cheniere Energy, Inc.                                     10,620    480,024
*   Clean Energy Fuels Corp.                                   9,924     26,001
*   Contango Oil & Gas Co.                                       870      5,220
#   Core Laboratories NV                                       6,756    679,181
*   Dawson Geophysical Co.                                     2,475      9,925
    Delek US Holdings, Inc.                                   13,276    346,636
    DHT Holdings, Inc.                                         1,736      7,222
*   Diamond Offshore Drilling, Inc.                           12,360    153,511
#*  Diamondback Energy, Inc.                                   2,700    258,876
*   Dorian LPG, Ltd.                                           1,061      7,639
#*  Dril-Quip, Inc.                                            5,700    254,220
#   EnLink Midstream LLC                                      19,865    348,631
    Ensco P.L.C. Class A                                      39,293    207,860
*   Era Group, Inc.                                            2,030     17,783
    Evolution Petroleum Corp.                                  2,234     19,212
*   Exterran Corp.                                             7,674    212,493
#*  Forum Energy Technologies, Inc.                           16,013    212,172
#   Frank's International NV                                  10,926     88,501
#*  Geospace Technologies Corp.                                  400      6,156
    Green Plains, Inc.                                         5,254    103,767
    Gulf Island Fabrication, Inc.                              1,300     14,820
*   Helix Energy Solutions Group, Inc.                        21,784    142,467
#   Helmerich & Payne, Inc.                                    5,929    300,126
    HollyFrontier Corp.                                       19,460    561,226
*   Independence Contract Drilling, Inc.                         700      2,709
    Marathon Petroleum Corp.                                  26,787  1,499,804
*   Matrix Service Co.                                         3,977     41,162
*   McDermott International, Inc.                             33,685    228,047
    Nabors Industries, Ltd.                                   31,682    244,268
#   National Oilwell Varco, Inc.                              28,534    933,347
*   Natural Gas Services Group, Inc.                           2,367     59,057
*   Newpark Resources, Inc.                                   13,568    113,293
#   Noble Corp. P.L.C.                                        30,372    121,488
#   Nordic American Tankers, Ltd.                                 60        353
    Oceaneering International, Inc.                           16,010    410,656
*   Oil States International, Inc.                             7,582    188,413
    ONEOK, Inc.                                               16,447    930,407
*   Overseas Shipholding Group, Inc. Class A                   8,155     25,117
*   Pacific Ethanol, Inc.                                      2,589     16,181
    Panhandle Oil and Gas, Inc. Class A                        1,703     37,466
#*  Par Pacific Holdings, Inc.                                 2,193     39,277
*   Parker Drilling Co.                                       13,200     15,840
    Patterson-UTI Energy, Inc.                                18,274    353,419
#   PBF Energy, Inc. Class A                                  16,364    372,608
    Phillips 66                                               19,849  1,662,354
*   Pioneer Energy Services Corp.                              8,175     17,985
#*  Renewable Energy Group, Inc.                               6,490     81,125
*   REX American Resources Corp.                                 900     89,982
*   RigNet, Inc.                                               1,879     35,607
#*  Ring Energy, Inc.                                          2,296     29,986
#*  Rowan Cos. P.L.C. Class A                                 17,552    204,832
#   RPC, Inc.                                                 15,833    327,901

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Schlumberger, Ltd.                                       56,061 $ 3,845,785
    Scorpio Tankers, Inc.                                    22,965      85,200
*   SEACOR Holdings, Inc.                                     2,925      99,713
*   SEACOR Marine Holdings, Inc.                              2,940      42,865
    SemGroup Corp. Class A                                    7,033     190,243
#   Ship Finance International, Ltd.                          2,689      36,570
#*  Superior Energy Services, Inc.                           17,834     191,894
    Targa Resources Corp.                                     7,496     347,889
*   TechnipFMC P.L.C.                                        32,073     915,363
#   Teekay Tankers, Ltd. Class A                             16,675      30,015
#*  Tesco Corp.                                               6,566      30,204
*   TETRA Technologies, Inc.                                 10,854      30,500
#*  Transocean, Ltd.                                         42,480     367,452
#   US Silica Holdings, Inc.                                  4,144     120,715
    Valero Energy Corp.                                      23,959   1,652,452
#*  Weatherford International P.L.C.                        141,167     629,605
*   Willbros Group, Inc.                                      3,895       7,946
    World Fuel Services Corp.                                 4,112     132,982
                                                                    -----------
Total Energy                                                         24,471,503
                                                                    -----------
Financials -- (16.3%)
*   1347 Property Insurance Holdings, Inc.                    1,900      14,535
    1st Constitution Bancorp                                  1,118      19,174
    1st Source Corp.                                          3,109     152,652
    A-Mark Precious Metals, Inc.                                800      12,056
    Access National Corp.                                     2,211      58,790
    ACNB Corp.                                                  674      19,175
    Affiliated Managers Group, Inc.                           5,662   1,052,169
    Aflac, Inc.                                              24,932   1,988,327
*   Alleghany Corp.                                           1,084     664,861
#*  Allegiance Bancshares, Inc.                               1,231      46,224
    Allstate Corp. (The)                                     17,178   1,563,198
#   Ally Financial, Inc.                                     60,097   1,360,596
*   Ambac Financial Group, Inc.                               4,904     100,189
    American Equity Investment Life Holding Co.              16,565     443,611
    American Express Co.                                     44,013   3,751,228
    American Financial Group, Inc.                            9,145     927,303
    American International Group, Inc.                       58,620   3,836,679
    American National Bankshares, Inc.                        1,300      49,075
    American National Insurance Co.                           2,680     318,920
    American River Bankshares                                   700       9,765
    Ameriprise Financial, Inc.                               18,993   2,751,706
    Ameris Bancorp                                            3,724     170,559
    AMERISAFE, Inc.                                           2,556     147,609
    AmeriServ Financial, Inc.                                 3,000      11,850
#   Amtrust Financial Services, Inc.                         25,092     401,472
*   Anchor Bancorp, Inc.                                        343       8,704
    Aon P.L.C.                                               16,641   2,299,287
*   Arch Capital Group, Ltd.                                  7,852     763,686
    Argo Group International Holdings, Ltd.                   4,195     251,490
    Arrow Financial Corp.                                     1,610      52,486
#   Arthur J Gallagher & Co.                                 18,501   1,087,674
#   Artisan Partners Asset Management, Inc. Class A           5,551     184,571

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
*   ASB Bancorp, Inc.                                            887 $   39,205
    Aspen Insurance Holdings, Ltd.                             7,731    377,273
    Associated Banc-Corp                                      18,408    440,872
    Assurant, Inc.                                             7,239    762,050
    Assured Guaranty, Ltd.                                    20,477    921,670
*   Asta Funding, Inc.                                            35        256
    Astoria Financial Corp.                                   17,447    352,080
*   Atlantic Capital Bancshares, Inc.                          2,903     56,028
*   Atlantic Coast Financial Corp.                             1,382     10,987
*   Atlas Financial Holdings, Inc.                             1,019     15,744
    Auburn National Bancorporation, Inc.                         400     14,804
    Axis Capital Holdings, Ltd.                               10,118    653,420
    Baldwin & Lyons, Inc. Class A                              1,036     24,139
    Baldwin & Lyons, Inc. Class B                              1,722     40,295
    Banc of California, Inc.                                   4,926    101,229
    BancFirst Corp.                                            1,885    201,224
    Bancorp of New Jersey, Inc.                                  806     13,906
*   Bancorp, Inc. (The)                                        5,680     44,020
    BancorpSouth, Inc.                                         9,817    295,001
    Bank Mutual Corp.                                          6,374     63,421
    Bank of America Corp.                                    217,168  5,238,092
    Bank of Commerce Holdings                                  1,070     11,075
#   Bank of Hawaii Corp.                                       5,468    457,508
    Bank of Marin Bancorp                                        819     54,586
    Bank of New York Mellon Corp. (The)                       25,669  1,361,227
    Bank of South Carolina Corp.                                 500      9,675
#   Bank of the Ozarks, Inc.                                  12,579    542,784
    BankFinancial Corp.                                        1,550     23,219
    BankUnited, Inc.                                          14,324    493,032
    Bankwell Financial Group, Inc.                               459     15,060
    Banner Corp.                                               3,983    230,098
    Bar Harbor Bankshares                                      1,356     37,819
*   Bay Bancorp, Inc.                                          1,754     14,032
    BB&T Corp.                                                19,001    899,127
    BCB Bancorp, Inc.                                          1,421     21,315
    Bear State Financial, Inc.                                 1,200     11,136
    Beneficial Bancorp, Inc.                                   9,276    144,706
    Berkshire Hills Bancorp, Inc.                              4,988    185,304
    BGC Partners, Inc. Class A                                35,530    448,033
    BlackRock, Inc.                                            4,859  2,072,509
    Blue Hills Bancorp, Inc.                                   3,576     67,765
#*  BofI Holding, Inc.                                         3,360     93,643
    BOK Financial Corp.                                        4,628    393,704
    Boston Private Financial Holdings, Inc.                   16,548    254,012
    Bridge Bancorp, Inc.                                       1,706     55,445
    Brookline Bancorp, Inc.                                    9,865    146,495
    Brown & Brown, Inc.                                       21,376    953,370
    Bryn Mawr Bank Corp.                                       2,102     89,230
*   BSB Bancorp, Inc.                                            528     15,602
    C&F Financial Corp.                                          202     10,060
    California First National Bancorp                          1,100     18,315
    Camden National Corp.                                      1,950     81,900
    Canadian Imperial Bank of Commerce                         2,465    214,061

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Capital Bank Financial Corp. Class A                       4,245 $  161,310
    Capital City Bank Group, Inc.                              2,327     49,705
    Capital One Financial Corp.                               19,843  1,710,070
    Capitol Federal Financial, Inc.                           18,190    259,389
    Carolina Financial Corp.                                   1,497     50,359
    Cathay General Bancorp                                     9,429    353,116
#   CBOE Holdings, Inc.                                        5,376    508,193
    CenterState Banks, Inc.                                    6,044    151,040
*   Central Federal Corp.                                     10,414     23,848
    Central Pacific Financial Corp.                            3,622    112,028
    Central Valley Community Bancorp                           1,512     33,234
    Century Bancorp, Inc. Class A                                255     17,009
    Charles Schwab Corp. (The)                                28,455  1,220,719
    Charter Financial Corp.                                    2,310     41,534
    Chemical Financial Corp.                                   6,373    307,115
    Chemung Financial Corp.                                      900     36,450
    Chubb, Ltd.                                               20,512  3,004,188
    Cincinnati Financial Corp.                                 7,995    608,899
    CIT Group, Inc.                                           11,228    535,014
    Citigroup, Inc.                                          106,255  7,273,155
    Citizens & Northern Corp.                                  1,544     35,636
    Citizens Community Bancorp, Inc.                             800     11,160
    Citizens Financial Group, Inc.                            22,403    785,897
    Citizens First Corp.                                         530     11,607
#*  Citizens, Inc.                                             4,745     38,197
#   City Holding Co.                                           1,696    111,308
    Clifton Bancorp, Inc.                                      2,650     44,229
    CME Group, Inc.                                            6,548    802,916
    CNB Financial Corp.                                        2,020     53,247
    CNO Financial Group, Inc.                                  7,390    169,083
*   Coastway Bancorp, Inc.                                       622     12,658
    CoBiz Financial, Inc.                                      4,711     82,914
    Codorus Valley Bancorp, Inc.                                 735     20,551
#   Cohen & Steers, Inc.                                       9,241    373,336
    Colony Bankcorp, Inc.                                        989     13,895
    Columbia Banking System, Inc.                              8,878    353,700
#   Commerce Bancshares, Inc.                                 11,656    676,514
#   Community Bank System, Inc.                                5,725    314,302
*   Community Bankers Trust Corp.                              1,900     16,340
    Community Financial Corp. (The)                               92      3,414
    Community Trust Bancorp, Inc.                              2,070     89,424
    Community West Bancshares                                  1,400     14,490
    ConnectOne Bancorp, Inc.                                   3,631     81,698
*   Consumer Portfolio Services, Inc.                          2,632     10,818
*   Cowen, Inc.                                                6,629    106,064
    Crawford & Co. Class A                                     2,485     18,464
#   Crawford & Co. Class B                                     3,005     26,985
*   Credit Acceptance Corp.                                    2,157    537,309
*   CU Bancorp                                                 1,711     63,136
    Cullen/Frost Bankers, Inc.                                 4,364    396,164
*   Customers Bancorp, Inc.                                    3,572    106,624
#   CVB Financial Corp.                                       12,442    268,001
    Diamond Hill Investment Group, Inc.                          552    109,020

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Dime Community Bancshares, Inc.                            4,637 $   96,450
    Discover Financial Services                               23,399  1,425,935
#   DNB Financial Corp.                                          100      3,445
    Donegal Group, Inc. Class A                                3,292     49,643
*   Donnelley Financial Solutions, Inc.                        5,840    135,488
*   E*TRADE Financial Corp.                                   17,999    737,959
*   Eagle Bancorp, Inc.                                        3,101    193,657
    East West Bancorp, Inc.                                   10,139    577,720
    Eaton Vance Corp.                                         21,321  1,046,648
*   eHealth, Inc.                                              1,842     31,332
    EMC Insurance Group, Inc.                                  3,133     86,784
    Employers Holdings, Inc.                                   5,715    247,745
#*  Encore Capital Group, Inc.                                 3,401    136,380
*   Enova International, Inc.                                  4,918     71,311
*   Enstar Group, Ltd.                                         2,488    504,069
#*  Entegra Financial Corp.                                    1,100     25,410
    Enterprise Bancorp, Inc.                                     881     29,769
    Enterprise Financial Services Corp.                        5,162    204,157
*   Equity Bancshares, Inc. Class A                              500     17,285
    Erie Indemnity Co. Class A                                 2,953    376,389
    ESSA Bancorp, Inc.                                         1,868     27,553
*   Essent Group, Ltd.                                        16,046    616,487
    Evans Bancorp, Inc.                                          394     16,056
    Evercore Partners, Inc. Class A                            8,583    675,053
    Everest Re Group, Ltd.                                     3,583    940,143
*   Ezcorp, Inc. Class A                                       7,270     56,706
#   FactSet Research Systems, Inc.                             2,107    352,333
    Fairfax Financial Holdings, Ltd.                             528    251,460
    Farmers Capital Bank Corp.                                   938     35,222
    Farmers National Banc Corp.                                1,526     20,983
    FBL Financial Group, Inc. Class A                          3,506    238,057
*   FCB Financial Holdings, Inc. Class A                       5,378    253,573
    Federal Agricultural Mortgage Corp. Class C                  638     43,741
#   Federated Investors, Inc. Class B                         18,721    539,726
    Federated National Holding Co.                             1,868     29,739
#   Fidelity & Guaranty Life                                     706     21,992
    Fidelity Southern Corp.                                    3,584     75,479
    Fifth Street Asset Management, Inc.                        2,565     10,517
    Fifth Third Bancorp                                       20,889    557,736
#   Financial Engines, Inc.                                    6,725    258,576
    Financial Institutions, Inc.                               1,693     49,774
    First American Financial Corp.                            19,852    961,035
*   First BanCorp(318672706)                                  20,613    120,792
    First Bancorp(318910106)                                   2,841     88,923
    First Bancorp, Inc.                                        1,624     43,751
#   First Bancshares, Inc. (The)                                 400     11,100
    First Busey Corp.                                          5,543    162,077
    First Business Financial Services, Inc.                    1,369     29,105
    First Capital, Inc.                                          400     12,364
    First Citizens BancShares, Inc. Class A                    1,148    422,487
    First Commonwealth Financial Corp.                        11,980    156,099
    First Community Bancshares, Inc.                           2,068     56,291
#   First Community Corp.                                      3,006     62,976

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    First Connecticut Bancorp, Inc.                            2,005 $   51,328
    First Defiance Financial Corp.                               822     42,539
    First Financial Bancorp                                    7,253    185,677
    First Financial Bankshares, Inc.                           7,869    340,334
    First Financial Corp.                                        822     37,853
    First Financial Northwest, Inc.                            1,300     21,333
*   First Foundation, Inc.                                     4,608     79,903
#   First Guaranty Bancshares, Inc.                              500     13,595
#   First Horizon National Corp.                              25,301    440,996
    First Interstate Bancsystem, Inc. Class A                  3,907    142,801
    First Merchants Corp.                                      5,166    208,913
    First Mid-Illinois Bancshares, Inc.                          350     12,807
    First Midwest Bancorp, Inc.                               14,091    312,961
*   First Northwest Bancorp                                      817     12,459
    First of Long Island Corp. (The)                           2,544     71,105
    First Republic Bank                                       10,921  1,095,704
    First Savings Financial Group, Inc.                          238     12,745
    First South Bancorp, Inc.                                    848     14,594
*   First United Corp.                                           402      6,070
    First US Bancshares, Inc.                                    700      8,008
    FirstCash, Inc.                                            5,162    300,170
*   Flagstar Bancorp, Inc.                                     6,001    195,393
    Flushing Financial Corp.                                   3,493     99,655
    FNB Corp.                                                 33,436    458,073
    FNF Group                                                 22,174  1,083,422
*   FNFV Group                                                 5,646     97,393
#*  Franklin Financial Network, Inc.                           1,568     54,174
    Franklin Resources, Inc.                                  16,707    748,139
    FS Bancorp, Inc.                                             506     22,947
    Fulton Financial Corp.                                    16,927    308,918
    Gain Capital Holdings, Inc.                                6,006     40,300
    GAMCO Investors, Inc. Class A                              1,401     43,025
*   Genworth Financial, Inc. Class A                          36,151    123,998
    German American Bancorp, Inc.                              1,581     56,647
#   Glacier Bancorp, Inc.                                      8,483    296,226
    Glen Burnie Bancorp                                          300      3,150
*   Global Indemnity, Ltd.                                     1,893     73,373
    Goldman Sachs Group, Inc. (The)                           22,889  5,157,578
*   Great Elm Capital Group, Inc.                                393      1,356
    Great Southern Bancorp, Inc.                               1,645     85,458
    Great Western Bancorp, Inc.                                7,272    283,681
*   Green Bancorp, Inc.                                        4,347     97,590
*   Green Dot Corp. Class A                                    6,531    262,807
#   Greene County Bancorp, Inc.                                3,316     81,242
#   Greenhill & Co., Inc.                                      2,944     54,464
*   Greenlight Capital Re, Ltd. Class A                        5,732    122,665
    Guaranty Bancorp                                           2,905     77,418
    Guaranty Federal Bancshares, Inc.                            101      2,172
*   Hallmark Financial Services, Inc.                          1,500     16,875
*   Hamilton Bancorp, Inc.                                       400      5,850
    Hancock Holding Co.                                        7,947    365,562
    Hanmi Financial Corp.                                      3,853    110,388
    Hanover Insurance Group, Inc. (The)                        4,694    445,273

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Hartford Financial Services Group, Inc. (The)            29,219 $ 1,607,045
    Hawthorn Bancshares, Inc.                                   566      11,504
    HCI Group, Inc.                                           1,344      60,601
    Heartland Financial USA, Inc.                             4,583     215,859
    Hennessy Advisors, Inc.                                   1,267      20,069
    Heritage Commerce Corp.                                   3,641      50,573
    Heritage Financial Corp.                                  3,465      94,248
#   Heritage Insurance Holdings, Inc.                         3,323      41,903
    Hilltop Holdings, Inc.                                   10,662     266,870
    Hingham Institution for Savings                             221      39,095
*   HMN Financial, Inc.                                         600      10,800
    Home Bancorp, Inc.                                          196       7,942
    Home BancShares, Inc.                                    15,210     377,208
*   HomeStreet, Inc.                                          7,077     185,771
*   HomeTrust Bancshares, Inc.                                2,385      57,598
    Hope Bancorp, Inc.                                       15,278     269,351
    HopFed Bancorp, Inc.                                        670       9,769
    Horace Mann Educators Corp.                               9,163     338,115
    Horizon Bancorp                                           3,033      79,980
    Houlihan Lokey, Inc.                                      2,075      77,149
*   Howard Bancorp, Inc.                                        900      17,685
    Iberiabank Corp.                                          5,454     440,956
    IF Bancorp, Inc.                                          1,300      26,098
#   Independence Holding Co.                                    479      10,634
    Independent Bank Corp.(453836108)                         2,960     211,196
    Independent Bank Corp.(453838609)                         2,690      57,028
    Independent Bank Group, Inc.                              2,492     150,392
    Infinity Property & Casualty Corp.                        2,000     200,100
#   Interactive Brokers Group, Inc. Class A                  10,171     407,349
    Intercontinental Exchange, Inc.                          17,354   1,157,685
    International Bancshares Corp.                            9,514     336,796
*   INTL. FCStone, Inc.                                       2,279      89,177
    Invesco, Ltd.                                            37,114   1,290,454
    Investment Technology Group, Inc.                         3,576      78,922
    Investors Bancorp, Inc.                                  31,236     414,814
    Investors Title Co.                                          67      11,827
    James River Group Holdings, Ltd.                          4,185     168,070
#*  Janus Henderson Group P.L.C.                             13,298     445,350
    JPMorgan Chase & Co.                                    109,749  10,074,958
    Kearny Financial Corp.                                    9,130     133,298
    Kemper Corp.                                              9,696     380,568
    Kentucky First Federal Bancorp                            1,169      11,456
    KeyCorp                                                  26,684     481,379
    Kingstone Cos., Inc.                                      1,394      23,001
*   Ladenburg Thalmann Financial Services, Inc.              19,449      44,344
#   Lake Shore Bancorp, Inc.                                    663      10,475
    Lakeland Bancorp, Inc.                                    4,984      96,440
    Lakeland Financial Corp.                                  4,437     204,102
    Landmark Bancorp, Inc.                                      396      11,741
    Lazard, Ltd. Class A                                     23,212   1,084,233
    LCNB Corp.                                                  917      18,386
    LegacyTexas Financial Group, Inc.                         5,577     215,941
#   Legg Mason, Inc.                                         15,028     601,270

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
*   LendingClub Corp.                                         38,968 $  197,568
#*  LendingTree, Inc.                                            572    126,183
    Lincoln National Corp.                                    16,245  1,186,860
    Loews Corp.                                               22,122  1,076,899
    LPL Financial Holdings, Inc.                              17,662    808,213
    M&T Bank Corp.                                             5,798    945,944
    Macatawa Bank Corp.                                        3,313     31,970
    Mackinac Financial Corp.                                   4,036     58,683
    Maiden Holdings, Ltd.                                     13,773    152,880
    MainSource Financial Group, Inc.                           2,471     86,337
*   Malvern Bancorp, Inc.                                        515     12,772
    Manning & Napier, Inc.                                     1,200      4,860
*   Markel Corp.                                                 987  1,057,580
    MarketAxess Holdings, Inc.                                 2,500    507,225
    Marlin Business Services Corp.                             1,642     42,692
    Marsh & McLennan Cos., Inc.                               20,382  1,589,185
    MB Financial, Inc.                                         7,693    314,644
*   MBIA, Inc.                                                 3,063     31,151
    MBT Financial Corp.                                        2,535     24,336
    Mercantile Bank Corp.                                      1,891     60,172
#   Mercury General Corp.                                      6,121    366,587
    Meridian Bancorp, Inc.                                     6,129    108,177
    Meta Financial Group, Inc.                                 1,090     77,717
    MetLife, Inc.                                             56,071  3,083,905
*   MGIC Investment Corp.                                      3,341     38,989
    Mid Penn Bancorp, Inc.                                       810     21,870
    MidSouth Bancorp, Inc.                                       627      7,054
    MidWestOne Financial Group, Inc.                           1,531     52,697
    Moelis & Co. Class A                                       2,779    113,661
    Moody's Corp.                                              9,315  1,226,133
    Morgan Stanley                                            56,436  2,646,848
    Morningstar, Inc.                                          5,638    465,530
*   MSB Financial Corp.                                          705     12,197
    MSCI, Inc.                                                 5,234    570,244
    MutualFirst Financial, Inc.                                  477     16,647
    Nasdaq, Inc.                                              12,731    946,804
    National Bank Holdings Corp. Class A                       3,178    108,465
    National Bankshares, Inc.                                    507     19,520
*   National Commerce Corp.                                      500     20,050
    National General Holdings Corp.                           18,458    391,494
    National Western Life Group, Inc. Class A                    562    189,164
#*  Nationstar Mortgage Holdings, Inc.                         1,045     18,632
    Navient Corp.                                             49,070    723,782
    Navigators Group, Inc. (The)                               4,452    253,764
    NBT Bancorp, Inc.                                          5,104    184,459
    Nelnet, Inc. Class A                                       3,806    186,837
#   New York Community Bancorp, Inc.                          36,764    482,711
    NewStar Financial, Inc.                                    4,932     53,956
*   Nicholas Financial, Inc.                                   2,510     22,088
*   Nicolet Bankshares, Inc.                                     399     21,614
*   NMI Holdings, Inc. Class A                                 8,371     98,778
    Northeast Bancorp                                          1,100     23,650
    Northern Trust Corp.                                       6,303    551,576

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Northfield Bancorp, Inc.                                   5,016 $   84,219
    Northrim BanCorp, Inc.                                       383     11,164
    Northwest Bancshares, Inc.                                11,639    187,388
#   Norwood Financial Corp.                                      400     17,136
    OceanFirst Financial Corp.                                 2,475     67,023
#*  Ocwen Financial Corp.                                     15,293     43,891
    OFG Bancorp                                                5,101     51,265
#   Ohio Valley Banc Corp.                                       243      8,226
    Old Line Bancshares, Inc.                                  1,100     29,788
    Old National Bancorp                                      20,674    336,986
    Old Point Financial Corp.                                    189      6,071
    Old Republic International Corp.                          33,799    663,136
    Old Second Bancorp, Inc.                                   1,641     19,446
    OM Asset Management P.L.C.                                13,182    198,653
*   On Deck Capital, Inc.                                      7,056     30,341
    OneBeacon Insurance Group, Ltd. Class A                    3,535     64,761
#*  OneMain Holdings, Inc.                                    13,421    358,878
    Oppenheimer Holdings, Inc. Class A                         2,150     33,863
    Opus Bank                                                  3,259     77,564
    Oritani Financial Corp.                                    5,506     91,400
    Orrstown Financial Services, Inc.                          1,170     29,250
    Pacific Continental Corp.                                  2,176     55,270
*   Pacific Mercantile Bancorp                                 1,500     11,850
*   Pacific Premier Bancorp, Inc.                              4,083    146,580
    PacWest Bancorp                                           10,296    494,414
    Park National Corp.                                        1,261    124,549
    Park Sterling Corp.                                        6,739     78,307
    Parke Bancorp, Inc.                                          547     11,049
    Pathfinder Bancorp, Inc.                                     900     13,568
    Peapack Gladstone Financial Corp.                          2,215     69,263
    Penns Woods Bancorp, Inc.                                    569     24,382
*   PennyMac Financial Services, Inc. Class A                  3,146     54,740
#   People's United Financial, Inc.                           19,163    334,203
    People's Utah Bancorp                                      1,091     30,330
    Peoples Bancorp of North Carolina, Inc.                    1,170     36,995
    Peoples Bancorp, Inc.                                      2,291     74,687
*   Peoples Financial Corp.                                      800     10,720
#   Peoples Financial Services Corp.                             500     21,385
*   PHH Corp.                                                  5,942     81,881
    Pinnacle Financial Partners, Inc.                          6,702    428,258
    Piper Jaffray Cos.                                           400     24,960
    PJT Partners, Inc. Class A                                 1,792     77,737
    Plumas Bancorp                                               646     13,114
    Popular, Inc.                                              9,371    394,894
#*  PRA Group, Inc.                                            6,390    250,488
    Preferred Bank                                             1,425     80,014
    Premier Financial Bancorp, Inc.                            1,293     24,567
#   Primerica, Inc.                                           10,330    837,246
    Principal Financial Group, Inc.                           24,242  1,618,153
    ProAssurance Corp.                                         5,843    361,097
    Progressive Corp. (The)                                   18,482    871,057
    Prosperity Bancshares, Inc.                                6,242    400,112
#*  Provident Bancorp, Inc.                                      533     11,113

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Provident Financial Holdings, Inc.                           990 $   18,810
    Provident Financial Services, Inc.                         8,916    236,452
    Prudential Bancorp, Inc.                                     879     15,092
    Prudential Financial, Inc.                                25,656  2,905,029
    Pzena Investment Management, Inc. Class A                  2,038     21,501
    QCR Holdings, Inc.                                         1,402     64,422
    Radian Group, Inc.                                         1,600     27,872
    Raymond James Financial, Inc.                              9,328    775,996
*   Regional Management Corp.                                  1,439     34,522
    Regions Financial Corp.                                   73,994  1,080,312
    Reinsurance Group of America, Inc.                         5,621    788,064
    RenaissanceRe Holdings, Ltd.                               5,659    831,364
    Renasant Corp.                                             6,773    287,107
    Republic Bancorp, Inc. Class A                             2,095     75,211
#*  Republic First Bancorp, Inc.                               3,400     30,260
    Riverview Bancorp, Inc.                                    1,676     12,721
#   RLI Corp.                                                  5,954    345,689
    S&P Global, Inc.                                          13,388  2,056,263
    S&T Bancorp, Inc.                                          4,021    152,315
*   Safeguard Scientifics, Inc.                                4,109     48,897
    Safety Insurance Group, Inc.                               2,126    150,840
    Salisbury Bancorp, Inc.                                      800     33,840
    Sandy Spring Bancorp, Inc.                                 2,871    114,955
*   Santander Consumer USA Holdings, Inc.                     34,283    439,165
    SB Financial Group, Inc.                                   1,621     28,594
*   Seacoast Banking Corp. of Florida                          4,265     99,673
*   Security National Financial Corp. Class A                    800      5,080
    SEI Investments Co.                                        8,396    474,458
*   Select Bancorp, Inc.                                       1,607     19,027
#   Selective Insurance Group, Inc.                            8,056    408,036
#   ServisFirst Bancshares, Inc.                               5,096    185,189
*   Severn Bancorp, Inc.                                       1,832     13,282
    Shore Bancshares, Inc.                                     1,820     30,740
    SI Financial Group, Inc.                                     863     13,333
    Sierra Bancorp                                             1,779     48,745
*   Signature Bank                                             3,825    530,068
    Silvercrest Asset Management Group, Inc. Class A             953     12,055
    Simmons First National Corp. Class A                       3,598    196,271
*   SLM Corp.                                                 63,026    698,328
    Sound Financial Bancorp, Inc.                                200      6,280
    South State Corp.                                          3,102    259,792
*   Southern First Bancshares, Inc.                              700     25,795
    Southern Missouri Bancorp, Inc.                              700     22,687
    Southern National Bancorp of Virginia, Inc.                1,339     22,656
    Southside Bancshares, Inc.                                 3,195    110,962
    Southwest Bancorp, Inc.                                    2,500     65,250
    State Auto Financial Corp.                                 4,621    119,176
    State Bank Financial Corp.                                 3,885    106,643
    State National Cos., Inc.                                  4,700     98,136
    State Street Corp.                                        14,729  1,373,185
#   Sterling Bancorp                                          14,381    332,201
#   Stewardship Financial Corp.                                1,104     10,654
    Stewart Information Services Corp.                         3,290    129,297

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
*   Stifel Financial Corp.                                     6,165 $  313,490
    Stock Yards Bancorp, Inc.                                  2,229     79,910
    Stonegate Bank                                             1,751     81,509
    Summit State Bank                                            845     10,985
    Sun Bancorp, Inc.                                          2,176     52,986
    SunTrust Banks, Inc.                                      18,740  1,073,615
#   Sussex Bancorp                                               492     11,808
*   SVB Financial Group                                        3,600    642,384
    Synchrony Financial                                       42,151  1,278,018
#   Synovus Financial Corp.                                   13,381    581,806
    T Rowe Price Group, Inc.                                  25,723  2,127,807
    TCF Financial Corp.                                       21,156    333,419
#   TD Ameritrade Holding Corp.                               16,254    743,295
    Territorial Bancorp, Inc.                                  1,317     39,681
*   Texas Capital Bancshares, Inc.                             5,180    405,853
#   TFS Financial Corp.                                        8,467    135,303
*   Third Point Reinsurance, Ltd.                              3,100     45,105
    Timberland Bancorp, Inc.                                     618     16,661
    Tompkins Financial Corp.                                   1,531    120,505
    Torchmark Corp.                                           12,445    982,782
    Towne Bank                                                 7,246    226,800
    Travelers Cos., Inc. (The)                                19,748  2,529,521
    Trico Bancshares                                           2,693     99,372
*   TriState Capital Holdings, Inc.                            3,298     75,854
*   Triumph Bancorp, Inc.                                      1,220     34,648
    TrustCo Bank Corp. NY                                     10,792     89,574
    Trustmark Corp.                                           11,187    357,537
#   Two River Bancorp                                            685     12,522
    U.S. Bancorp.                                              3,400    179,452
    UMB Financial Corp.                                        5,938    413,641
    Umpqua Holdings Corp.                                     19,599    363,365
    Union Bankshares Corp.                                     5,029    155,346
    United Bancshares, Inc.                                      300      6,720
#   United Bankshares, Inc.                                   10,321    356,074
    United Community Bancorp                                     620     11,842
    United Community Banks, Inc.                              11,132    309,024
    United Community Financial Corp.                           6,179     56,847
    United Financial Bancorp, Inc.                             5,822    105,320
    United Fire Group, Inc.                                    3,668    165,500
#   United Insurance Holdings Corp.                            2,928     46,731
    United Security Bancshares                                 3,542     33,295
    Unity Bancorp, Inc.                                          600     11,100
    Universal Insurance Holdings, Inc.                         3,017     71,955
    Univest Corp. of Pennsylvania                              2,728     83,204
    Unum Group                                                18,102    907,453
    Validus Holdings, Ltd.                                    12,376    665,705
#   Valley National Bancorp                                   21,157    251,345
*   Veritex Holdings, Inc.                                     1,802     48,023
#   Virtu Financial, Inc. Class A                              3,737     61,847
#   Virtus Investment Partners, Inc.                           1,133    133,467
    Voya Financial, Inc.                                      10,208    400,562
#   Waddell & Reed Financial, Inc. Class A                    11,502    237,746
*   Walker & Dunlop, Inc.                                      5,705    286,676

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Washington Federal, Inc.                                 7,565 $    253,049
    Washington Trust Bancorp, Inc.                           1,605       87,392
    WashingtonFirst Bankshares, Inc.                           630       21,571
    Waterstone Financial, Inc.                               6,401      120,659
    Wayne Savings Bancshares, Inc.                             215        3,741
    Webster Financial Corp.                                  9,954      516,911
    Wellesley Bank                                           1,081       29,079
    Wells Fargo & Co.                                      110,373    5,953,520
    WesBanco, Inc.                                           4,981      190,424
    West Bancorporation, Inc.                                2,622       60,306
#   Westamerica Bancorporation                                 618       33,817
*   Westbury Bancorp, Inc.                                     950       19,190
*   Western Alliance Bancorp                                11,406      574,634
    Western New England Bancorp, Inc.                        2,300       22,885
    Westwood Holdings Group, Inc.                            1,098       64,727
    White Mountains Insurance Group, Ltd.                      462      399,445
    Willis Towers Watson P.L.C.                              6,582      979,928
    Wintrust Financial Corp.                                 5,607      422,263
#*  WMIH Corp.                                               5,250        6,038
    Wolverine Bancorp, Inc.                                    128        5,184
*   World Acceptance Corp.                                     400       30,228
#   WR Berkley Corp.                                         9,506      655,629
    WSFS Financial Corp.                                     3,319      149,853
*   Xenith Bankshares, Inc.                                    900       25,362
    XL Group, Ltd.                                          19,062      846,353
    Zions Bancorporation                                    10,295      466,569
                                                                   ------------
Total Financials                                                    192,732,049
                                                                   ------------
Health Care -- (12.4%)
#   Abaxis, Inc.                                             2,275      106,925
    Abbott Laboratories                                      7,815      384,342
    AbbVie, Inc.                                            76,879    5,374,611
*   ABIOMED, Inc.                                            2,192      324,613
*   Accuray, Inc.                                            6,422       27,294
    Aceto Corp.                                              2,485       41,947
#*  Achillion Pharmaceuticals, Inc.                         15,963       65,448
*   Acorda Therapeutics, Inc.                                5,852      126,696
#*  Adamas Pharmaceuticals, Inc.                             1,657       28,749
*   Addus HomeCare Corp.                                     1,000       33,950
*   Adverum Biotechnologies, Inc.                            3,621        9,234
    Aetna, Inc.                                             22,765    3,512,867
*   Affimed NV                                               9,000       19,800
    Agilent Technologies, Inc.                              17,020    1,017,626
*   Akorn, Inc.                                              7,820      262,908
*   Albany Molecular Research, Inc.                            956       20,783
#*  Alder Biopharmaceuticals, Inc.                           4,776       51,342
*   Alere, Inc.                                              4,703      236,984
*   Alexion Pharmaceuticals, Inc.                            6,297      864,830
*   Align Technology, Inc.                                   4,578      765,579
*   Alkermes P.L.C.                                          3,226      175,527
    Allergan P.L.C.                                         15,422    3,891,433
*   Allscripts Healthcare Solutions, Inc.                   21,056      259,199
*   Almost Family, Inc.                                      2,589      128,026

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
#*  Alnylam Pharmaceuticals, Inc.                              3,700 $  306,138
*   AMAG Pharmaceuticals, Inc.                                 1,567     30,792
*   Amedisys, Inc.                                             2,200    104,192
    AmerisourceBergen Corp.                                   21,532  2,020,132
    Amgen, Inc.                                               24,512  4,277,589
#*  Amicus Therapeutics, Inc.                                 13,517    175,045
#*  AMN Healthcare Services, Inc.                              9,471    349,480
*   Amphastar Pharmaceuticals, Inc.                            2,833     48,954
    Analogic Corp.                                             1,349     94,700
*   AngioDynamics, Inc.                                        4,620     75,075
*   ANI Pharmaceuticals, Inc.                                    589     28,702
*   Anika Therapeutics, Inc.                                   1,586     81,140
    Anthem, Inc.                                              17,247  3,211,564
#*  Aptevo Therapeutics, Inc.                                  1,972      3,628
#*  Aratana Therapeutics, Inc.                                 2,068     13,959
#*  Arrowhead Pharmaceuticals, Inc.                           12,593     22,164
#*  athenahealth, Inc.                                         2,827    391,031
    Atrion Corp.                                                 222    140,348
*   aTyr Pharma, Inc.                                          2,800      9,660
    Becton Dickinson and Co.                                   6,655  1,340,317
*   Bio-Rad Laboratories, Inc. Class A                         2,643    622,770
    Bio-Techne Corp.                                           3,052    353,757
*   Biogen, Inc.                                               9,636  2,790,489
#*  BioMarin Pharmaceutical, Inc.                              4,679    410,489
*   BioSpecifics Technologies Corp.                              876     42,617
*   BioTelemetry, Inc.                                         2,740     93,708
*   Bioverativ, Inc.                                           4,818    298,571
*   Bluebird Bio, Inc.                                         1,781    167,859
*   Boston Scientific Corp.                                   34,145    908,940
    Bristol-Myers Squibb Co.                                  64,987  3,697,760
    Bruker Corp.                                              16,738    480,046
*   Cambrex Corp.                                              2,736    166,896
    Cantel Medical Corp.                                       4,577    339,613
    Cardinal Health, Inc.                                     16,179  1,249,990
*   Catalent, Inc.                                            11,919    413,589
*   Celgene Corp.                                             40,370  5,466,502
#*  Celldex Therapeutics, Inc.                                 3,876      8,876
*   Centene Corp.                                             18,688  1,484,201
#*  Cerner Corp.                                              10,399    669,384
*   Charles River Laboratories International, Inc.             6,504    638,693
#   Chemed Corp.                                               2,109    416,528
*   Chimerix, Inc.                                             5,901     29,328
#*  Cidara Therapeutics, Inc.                                  1,583     11,081
    Cigna Corp.                                               10,401  1,805,198
*   Civitas Solutions, Inc.                                    3,163     56,460
#*  Clovis Oncology, Inc.                                      2,290    194,215
#   Computer Programs & Systems, Inc.                            184      5,640
*   Concert Pharmaceuticals, Inc.                                800     11,544
#   CONMED Corp.                                               2,720    139,590
    Cooper Cos., Inc. (The)                                    2,740    668,204
#*  Corcept Therapeutics, Inc.                                 2,230     27,808
*   CorVel Corp.                                               2,737    130,144
    CR Bard, Inc.                                              4,547  1,457,768

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   Cross Country Healthcare, Inc.                             1,800 $   21,168
*   CryoLife, Inc.                                             3,398     63,713
*   Cumberland Pharmaceuticals, Inc.                           1,705     11,458
    Danaher Corp.                                             25,766  2,099,671
*   DaVita, Inc.                                              27,919  1,808,593
    DENTSPLY SIRONA, Inc.                                      7,301    452,881
#*  Depomed, Inc.                                              1,202     12,393
#*  DexCom, Inc.                                               3,093    206,025
    Digirad Corp.                                              1,500      6,150
*   Diplomat Pharmacy, Inc.                                    2,744     43,547
#*  Eagle Pharmaceuticals, Inc.                                2,161    106,213
*   Edwards Lifesciences Corp.                                 8,395    966,936
*   Eiger BioPharmaceuticals, Inc.                               938      8,161
*   Electromed, Inc.                                           4,200     25,872
*   Emergent BioSolutions, Inc.                                5,415    196,944
*   Enanta Pharmaceuticals, Inc.                               1,094     41,692
*   Endo International P.L.C.                                 11,288    124,394
*   Envision Healthcare Corp.                                  5,010    282,714
*   Enzo Biochem, Inc.                                         6,402     69,462
#*  Epizyme, Inc.                                              3,400     38,760
*   Evolent Health, Inc. Class A                               8,810    217,607
#*  Exact Sciences Corp.                                       5,833    226,320
*   Exactech, Inc.                                             1,640     47,806
*   Exelixis, Inc.                                             5,922    160,545
*   Express Scripts Holding Co.                               52,776  3,305,889
*   Five Prime Therapeutics, Inc.                              4,115    115,796
*   Five Star Senior Living, Inc.                              4,960      7,936
#*  Fluidigm Corp.                                             1,100      4,136
*   FONAR Corp.                                                  776     19,943
    Gilead Sciences, Inc.                                     52,121  3,965,887
#*  Globus Medical, Inc. Class A                               7,201    221,431
*   Haemonetics Corp.                                          6,384    262,574
*   Harvard Bioscience, Inc.                                   3,317      9,288
#*  HealthEquity, Inc.                                         4,127    189,305
*   HealthStream, Inc.                                         4,750    112,195
*   Henry Schein, Inc.                                         3,719    677,639
*   Heska Corp.                                                1,107    121,261
    Hill-Rom Holdings, Inc.                                    7,869    586,398
*   HMS Holdings Corp.                                        13,644    273,972
#*  Hologic, Inc.                                             20,895    923,768
*   Horizon Pharma P.L.C.                                      9,352    112,037
    Humana, Inc.                                               7,795  1,802,204
*   ICU Medical, Inc.                                          1,322    227,252
*   IDEXX Laboratories, Inc.                                   5,790    963,803
*   Illumina, Inc.                                             3,677    639,246
*   Immune Design Corp.                                        4,778     58,769
*   Impax Laboratories, Inc.                                   3,071     59,424
*   INC Research Holdings, Inc. Class A                        5,859    322,245
*   Incyte Corp.                                               5,973    796,141
*   Infinity Pharmaceuticals, Inc.                            12,728     18,201
*   Innoviva, Inc.                                             4,126     56,609
*   Inogen, Inc.                                               1,096    103,440
*   Inovalon Holdings, Inc. Class A                            3,820     48,514

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
*   Integer Holdings Corp.                                    3,899 $   178,574
*   Integra LifeSciences Holdings Corp.                       5,850     290,511
#*  Intra-Cellular Therapies, Inc.                            2,471      28,589
*   Intuitive Surgical, Inc.                                  1,134   1,063,987
#   Invacare Corp.                                            3,836      60,033
#*  Ionis Pharmaceuticals, Inc.                               2,670     139,908
#*  Jazz Pharmaceuticals P.L.C.                               2,046     314,286
    Johnson & Johnson                                        91,271  12,113,487
*   Karyopharm Therapeutics, Inc.                             3,622      30,570
    Kewaunee Scientific Corp.                                   534      13,510
*   Kindred Biosciences, Inc.                                 1,675      12,228
#*  Kite Pharma, Inc.                                         2,403     260,509
*   Laboratory Corp. of America Holdings                      9,076   1,442,267
    Landauer, Inc.                                              823      44,812
#*  Lannett Co., Inc.                                           400       8,140
*   Lantheus Holdings, Inc.                                   3,823      70,534
    LeMaitre Vascular, Inc.                                   1,203      43,392
*   LHC Group, Inc.                                           1,689      97,793
*   Lipocine, Inc.                                            1,313       6,657
*   LivaNova P.L.C.                                           2,202     134,190
    Luminex Corp.                                             1,750      35,753
*   MacroGenics, Inc.                                         2,879      47,561
*   Magellan Health, Inc.                                     4,383     326,753
*   Mallinckrodt P.L.C.                                       5,115     234,267
*   Masimo Corp.                                              4,789     453,039
    McKesson Corp.                                           15,254   2,469,165
#*  Medicines Co. (The)                                       1,713      65,865
#*  Medidata Solutions, Inc.                                  1,984     152,391
#*  MEDNAX, Inc.                                              7,105     333,793
    Medtronic P.L.C.                                         38,176   3,205,639
    Merck & Co., Inc.                                        50,793   3,244,657
#   Meridian Bioscience, Inc.                                 4,317      58,495
*   Merit Medical Systems, Inc.                               5,597     229,477
*   Mettler-Toledo International, Inc.                        1,596     914,636
#*  Mirati Therapeutics, Inc.                                 1,909       9,545
*   Mirna Therapeutics, Inc.                                    625       1,078
#*  Molina Healthcare, Inc.                                  10,662     712,222
*   Mylan NV                                                 10,323     402,494
#*  Myriad Genetics, Inc.                                     4,699     114,045
    National Research Corp. Class A                             800      23,520
    National Research Corp. Class B                             131       6,608
*   Natus Medical, Inc.                                       3,851     135,555
*   Neogen Corp.                                              2,214     145,836
#*  NeoGenomics, Inc.                                         6,093      57,579
#*  Neurocrine Biosciences, Inc.                              2,000      96,060
#*  NewLink Genetics Corp.                                    1,938      13,992
#*  NuVasive, Inc.                                            5,189     341,384
*   Nuvectra Corp.                                              849       9,899
*   Omnicell, Inc.                                            3,322     164,771
#*  Opko Health, Inc.                                        21,981     141,777
*   OraSure Technologies, Inc.                                3,692      64,758
*   Orthofix International NV                                 1,449      62,858
*   Otonomy, Inc.                                             3,300      62,040

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Owens & Minor, Inc.                                       6,914 $   222,838
*   PAREXEL International Corp.                               6,985     611,327
#   Patterson Cos., Inc.                                     11,046     460,839
    PDL BioPharma, Inc.                                      17,391      39,478
    PerkinElmer, Inc.                                         6,772     445,801
#   Perrigo Co. P.L.C.                                        3,011     225,584
*   Pfenex, Inc.                                              2,224       9,674
    Pfizer, Inc.                                            152,255   5,048,776
*   PharMerica Corp.                                          3,402      85,560
    Phibro Animal Health Corp. Class A                          893      34,113
*   PRA Health Sciences, Inc.                                 7,708     573,475
#*  Premier, Inc. Class A                                     4,857     169,509
*   Prestige Brands Holdings, Inc.                            3,700     198,431
*   Providence Service Corp. (The)                            1,646      84,835
    Psychemedics Corp.                                          600      15,336
*   Quality Systems, Inc.                                     4,865      83,192
    Quest Diagnostics, Inc.                                  12,219   1,323,440
*   Quintiles IMS Holdings, Inc.                             10,399     941,629
*   Quorum Health Corp.                                       3,733      12,730
*   RadNet, Inc.                                              4,219      32,486
*   Regeneron Pharmaceuticals, Inc.                           2,897   1,424,223
#   ResMed, Inc.                                              7,071     545,316
#*  Retrophin, Inc.                                           3,350      67,804
*   RTI Surgical, Inc.                                        7,852      44,756
*   Sangamo Therapeutics, Inc.                                6,287      54,068
*   SciClone Pharmaceuticals, Inc.                            2,000      21,900
*   SeaSpine Holdings Corp.                                     289       3,260
#*  Seattle Genetics, Inc.                                    3,292     166,246
    Simulations Plus, Inc.                                    2,272      33,626
#*  Sonoma Pharmaceuticals, Inc.                              1,600      10,752
#*  Spectrum Pharmaceuticals, Inc.                            9,400      70,124
#*  Stemline Therapeutics, Inc.                               2,568      23,626
    STERIS P.L.C.                                             4,871     398,691
    Stryker Corp.                                            12,631   1,858,020
#*  Sucampo Pharmaceuticals, Inc. Class A                     2,851      30,933
*   Supernus Pharmaceuticals, Inc.                            2,044      82,680
*   Surmodics, Inc.                                           1,314      34,558
#*  Taro Pharmaceutical Industries, Ltd.                      1,162     132,851
    Teleflex, Inc.                                            2,039     422,522
#*  TESARO, Inc.                                              1,100     140,426
*   Tetraphase Pharmaceuticals, Inc.                          5,296      34,636
    Thermo Fisher Scientific, Inc.                           12,881   2,261,002
*   Tivity Health, Inc.                                       4,288     170,019
*   Triple-S Management Corp. Class B                         1,400      21,672
*   United Therapeutics Corp.                                 7,151     918,188
    UnitedHealth Group, Inc.                                 60,970  11,694,656
    US Physical Therapy, Inc.                                 1,213      76,540
    Utah Medical Products, Inc.                                 407      28,124
#*  Varex Imaging Corp.                                       2,353      72,590
#*  Varian Medical Systems, Inc.                              5,885     571,551
#*  Veeva Systems, Inc. Class A                               3,488     222,395
#*  Versartis, Inc.                                           1,151      21,294
*   Vertex Pharmaceuticals, Inc.                              5,974     906,973

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Health Care -- (Continued)
#*  Vital Therapies, Inc.                                    2,188 $      5,908
*   Voyager Therapeutics, Inc.                               1,090        8,982
*   VWR Corp.                                               18,473      609,609
*   Waters Corp.                                             3,077      533,675
*   WellCare Health Plans, Inc.                              6,870    1,215,921
    West Pharmaceutical Services, Inc.                       2,726      241,796
#*  Wright Medical Group NV                                  4,590      120,579
#*  Xencor, Inc.                                             3,723       86,932
*   Zafgen, Inc.                                             2,872        9,707
    Zimmer Biomet Holdings, Inc.                             6,963      844,751
#*  Zogenix, Inc.                                            3,746       44,952
                                                                   ------------
Total Health Care                                                   146,557,285
                                                                   ------------
Industrials -- (11.9%)
    3M Co.                                                  16,642    3,347,871
    AAON, Inc.                                               3,629      122,660
    AAR Corp.                                                3,465      129,591
    ABM Industries, Inc.                                     8,818      393,459
*   Acacia Research Corp.                                    3,806       13,131
*   ACCO Brands Corp.                                       13,108      152,708
    Acme United Corp.                                          500       13,835
    Actuant Corp. Class A                                    8,274      200,231
#   Acuity Brands, Inc.                                      1,393      282,291
#   Advanced Drainage Systems, Inc.                          2,686       55,197
*   Advisory Board Co. (The)                                 4,638      260,656
*   AECOM                                                   22,003      701,896
*   Aegion Corp.                                             1,353       32,391
*   Aerojet Rocketdyne Holdings, Inc.                        8,645      202,725
*   Aerovironment, Inc.                                      2,565       96,931
    AGCO Corp.                                              14,868    1,072,578
    Air Lease Corp.                                         20,446      809,253
*   Air Transport Services Group, Inc.                       9,263      225,647
    Aircastle, Ltd.                                         14,845      349,451
    Alamo Group, Inc.                                        1,344      125,005
    Alaska Air Group, Inc.                                   6,402      545,642
    Albany International Corp. Class A                       3,387      181,205
    Allegion P.L.C.                                          5,986      486,303
    Allied Motion Technologies, Inc.                           500       14,795
    Allison Transmission Holdings, Inc.                     26,627    1,006,501
    Altra Industrial Motion Corp.                            3,081      137,259
    AMERCO                                                   2,155      837,347
*   Ameresco, Inc. Class A                                   6,493       42,529
    American Railcar Industries, Inc.                          800       29,416
*   American Woodmark Corp.                                  1,500      147,225
    AMETEK, Inc.                                            17,921    1,103,575
#   AO Smith Corp.                                           5,410      289,706
#   Apogee Enterprises, Inc.                                 4,771      248,521
    Applied Industrial Technologies, Inc.                    5,848      330,412
*   ARC Document Solutions, Inc.                             2,577        8,916
*   ARC Group Worldwide, Inc.                                2,172        6,299
    ArcBest Corp.                                            2,651       73,698
    Argan, Inc.                                              1,864      120,135
*   Armstrong Flooring, Inc.                                 2,090       36,282

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   Armstrong World Industries, Inc.                           4,181 $  202,988
    Astec Industries, Inc.                                     2,609    131,154
*   Astronics Corp.                                            3,164     92,547
*   Astronics Corp. Class B                                      363     10,645
*   Atlas Air Worldwide Holdings, Inc.                         3,402    202,079
#*  Avis Budget Group, Inc.                                   10,097    310,786
#*  Axon Enterprise, Inc.                                      3,842     94,475
    AZZ, Inc.                                                  3,314    168,020
*   Babcock & Wilcox Enterprises, Inc.                         6,590     69,195
    Barnes Group, Inc.                                         6,084    366,135
    Barrett Business Services, Inc.                              739     40,667
*   Beacon Roofing Supply, Inc.                                9,709    445,934
*   Blue Bird Corp.                                            1,375     24,406
*   BMC Stock Holdings, Inc.                                  10,249    225,478
    Brady Corp. Class A                                        5,464    181,405
    Briggs & Stratton Corp.                                    3,119     73,047
    Brink's Co. (The)                                          9,010    704,131
*   Builders FirstSource, Inc.                                14,468    226,714
    BWX Technologies, Inc.                                    10,498    553,035
*   CAI International, Inc.                                    1,115     29,246
    Carlisle Cos., Inc.                                        4,880    476,239
*   Casella Waste Systems, Inc. Class A                        2,537     42,571
    Caterpillar, Inc.                                         22,136  2,522,397
*   CBIZ, Inc.                                                 9,062    134,571
*   CDI Corp.                                                  2,000     16,500
    CECO Environmental Corp.                                   2,011     19,426
#   Celadon Group, Inc.                                        3,872     17,618
#   CH Robinson Worldwide, Inc.                               12,457    817,179
*   Chart Industries, Inc.                                     3,776    128,384
#   Chicago Bridge & Iron Co. NV                              11,269    211,181
    Cintas Corp.                                               5,148    694,208
    CIRCOR International, Inc.                                 1,501     75,140
*   Civeo Corp.                                                3,466      6,689
*   Clean Harbors, Inc.                                        7,009    398,111
*   Colfax Corp.                                              12,920    533,338
    Columbus McKinnon Corp.                                    2,432     62,746
    Comfort Systems USA, Inc.                                  5,755    191,642
*   Commercial Vehicle Group, Inc.                             3,200     28,096
*   Continental Building Products, Inc.                        2,632     57,904
    Copa Holdings SA Class A                                   2,830    355,052
*   Copart, Inc.                                              21,322    671,430
*   Covenant Transportation Group, Inc. Class A                1,796     33,675
*   CPI Aerostructures, Inc.                                   1,133     10,764
    CRA International, Inc.                                      684     26,546
    Crane Co.                                                  7,092    535,446
*   CSW Industrials, Inc.                                        646     25,226
    CSX Corp.                                                 21,875  1,079,312
    Cubic Corp.                                                4,025    191,791
    Cummins, Inc.                                              7,216  1,211,566
    Curtiss-Wright Corp.                                       5,882    567,142
    Deere & Co.                                               14,138  1,813,623
#   Deluxe Corp.                                               5,958    430,168
*   DigitalGlobe, Inc.                                         8,495    296,476

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    DMC Global, Inc.                                           1,127 $   15,665
#   Donaldson Co., Inc.                                       12,638    600,179
    Douglas Dynamics, Inc.                                     4,728    150,350
    Dover Corp.                                               14,473  1,215,732
*   Ducommun, Inc.                                             1,219     35,302
    Dun & Bradstreet Corp. (The)                               5,082    562,882
*   DXP Enterprises, Inc.                                      2,629     75,163
#*  Dycom Industries, Inc.                                     5,524    500,474
    Eaton Corp. P.L.C.                                        16,361  1,280,248
*   Echo Global Logistics, Inc.                                3,162     43,161
    EMCOR Group, Inc.                                         11,928    805,140
    Emerson Electric Co.                                      24,941  1,486,733
    Encore Wire Corp.                                          2,459    109,671
    EnerSys                                                    5,407    390,764
*   Engility Holdings, Inc.                                    5,033    146,813
    Ennis, Inc.                                                2,732     52,591
    EnPro Industries, Inc.                                     1,721    132,551
    Equifax, Inc.                                              7,100  1,032,624
    ESCO Technologies, Inc.                                    2,851    175,907
    Essendant, Inc.                                            4,205     52,478
*   Esterline Technologies Corp.                               4,117    397,290
#*  ExOne Co. (The)                                            1,400     15,778
#   Expeditors International of Washington, Inc.              12,455    733,350
    Exponent, Inc.                                             3,393    221,224
#   Fastenal Co.                                              24,351  1,046,119
    Federal Signal Corp.                                       6,657    123,155
    FedEx Corp.                                                9,003  1,872,894
#   Flowserve Corp.                                            8,384    344,834
    Fluor Corp.                                               20,697    898,871
    Fortive Corp.                                             13,528    875,803
    Fortune Brands Home & Security, Inc.                       7,459    489,833
    Forward Air Corp.                                          3,271    169,536
*   Franklin Covey Co.                                         1,000     18,650
    Franklin Electric Co., Inc.                                4,686    189,314
    FreightCar America, Inc.                                   1,405     23,098
*   FTI Consulting, Inc.                                       6,487    212,838
#   GATX Corp.                                                 1,860    115,004
*   Gencor Industries, Inc.                                    1,295     20,785
*   Generac Holdings, Inc.                                     8,128    292,364
    General Cable Corp.                                        5,022     96,925
    General Electric Co.                                     227,223  5,819,181
#*  Genesee & Wyoming, Inc. Class A                            3,755    244,676
*   Gibraltar Industries, Inc.                                 2,794     83,401
    Global Brass & Copper Holdings, Inc.                       3,725    119,386
*   Goldfield Corp. (The)                                      3,131     15,968
    Gorman-Rupp Co. (The)                                      2,875     86,883
*   GP Strategies Corp.                                        2,804     80,335
#   Graco, Inc.                                                6,377    739,987
    Graham Corp.                                                 400      8,004
#   Granite Construction, Inc.                                 4,080    200,002
*   Great Lakes Dredge & Dock Corp.                            9,514     37,580
    Greenbrier Cos., Inc. (The)                                1,486     66,870
    Griffon Corp.                                              6,042    123,861

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    H&E Equipment Services, Inc.                               8,848 $  199,699
    Hardinge, Inc.                                             1,000     12,100
*   Harsco Corp.                                              11,765    181,769
*   HC2 Holdings, Inc.                                         2,432     14,616
*   HD Supply Holdings, Inc.                                  20,282    658,962
    Healthcare Services Group, Inc.                            4,307    225,041
#   Heartland Express, Inc.                                    7,940    167,772
    HEICO Corp.                                                4,227    339,724
    HEICO Corp. Class A                                        6,265    445,128
    Heidrick & Struggles International, Inc.                   2,982     53,974
*   Herc Holdings, Inc.                                        4,860    220,547
*   Heritage-Crystal Clean, Inc.                               1,237     23,256
    Herman Miller, Inc.                                        7,185    241,955
#*  Hertz Global Holdings, Inc.                                1,989     27,190
    Hexcel Corp.                                              11,713    599,354
*   Hill International, Inc.                                   3,244     16,382
    Hillenbrand, Inc.                                          7,474    269,064
    HNI Corp.                                                  7,765    293,129
    Honeywell International, Inc.                             27,883  3,795,434
    Houston Wire & Cable Co.                                   1,900     10,925
*   Hub Group, Inc. Class A                                    3,839    130,718
    Hubbell, Inc.                                              3,922    465,894
#*  Hudson Technologies, Inc.                                  2,424     19,610
    Huntington Ingalls Industries, Inc.                        4,201    865,868
    Hurco Cos., Inc.                                             600     19,770
*   Huron Consulting Group, Inc.                               2,932    104,086
#*  Huttig Building Products, Inc.                             2,740     19,536
    Hyster-Yale Materials Handling, Inc.                       1,100     77,946
*   ICF International, Inc.                                    2,450    110,863
    IDEX Corp.                                                 4,548    530,024
*   IES Holdings, Inc.                                         1,364     23,188
    Illinois Tool Works, Inc.                                 15,328  2,156,803
    Ingersoll-Rand P.L.C.                                     15,897  1,397,028
*   InnerWorkings, Inc.                                        7,179     84,640
    Insperity, Inc.                                            3,109    234,730
    Insteel Industries, Inc.                                   1,502     39,533
    Interface, Inc.                                            9,097    172,388
    ITT, Inc.                                                 16,887    692,367
    Jacobs Engineering Group, Inc.                             8,991    474,006
    JB Hunt Transport Services, Inc.                           4,106    372,455
*   JetBlue Airways Corp.                                     22,229    487,482
    John Bean Technologies Corp.                               4,005    370,062
    Johnson Controls International P.L.C.                     18,300    712,785
    Kadant, Inc.                                               1,182     92,255
    Kaman Corp.                                                5,016    256,418
    KAR Auction Services, Inc.                                17,617    740,619
#   KBR, Inc.                                                 25,134    374,999
    Kelly Services, Inc. Class A                               7,521    167,493
    Kennametal, Inc.                                           7,826    288,779
*   Key Technology, Inc.                                       1,200     17,160
*   KEYW Holding Corp. (The)                                   1,218     10,755
    Kforce, Inc.                                               7,023    131,330
    Kimball International, Inc. Class B                        5,382     89,718

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   Kirby Corp.                                                1,689 $  102,860
#*  KLX, Inc.                                                  7,020    364,478
#   Knight Transportation, Inc.                                8,728    311,153
    Knoll, Inc.                                                6,267    121,329
    Korn/Ferry International                                   9,955    332,995
#*  Kratos Defense & Security Solutions, Inc.                  8,198     90,219
    L3 Technologies, Inc.                                      6,535  1,143,429
    Landstar System, Inc.                                      5,569    463,062
*   Lawson Products, Inc.                                        796     18,348
*   Layne Christensen Co.                                        963     10,198
    LB Foster Co. Class A                                        958     16,861
#   Lennox International, Inc.                                 2,721    465,291
    Lincoln Electric Holdings, Inc.                            8,127    709,162
    Lindsay Corp.                                                350     32,085
    LS Starrett Co. (The) Class A                              1,000      8,000
    LSC Communications, Inc.                                   3,620     77,396
    LSI Industries, Inc.                                       1,800     15,066
*   Lydall, Inc.                                               1,763     87,269
    Macquarie Infrastructure Corp.                             5,303    402,020
*   Manitowoc Co., Inc. (The)                                 22,965    131,130
    ManpowerGroup, Inc.                                       10,317  1,105,467
    Marten Transport, Ltd.                                     3,343     53,321
    Masco Corp.                                               14,823    565,201
*   Masonite International Corp.                               2,005    155,688
*   MasTec, Inc.                                              12,929    597,320
    Matthews International Corp. Class A                       3,218    210,940
    McGrath RentCorp                                           3,156    112,133
*   Mercury Systems, Inc.                                      4,095    179,811
*   Meritor, Inc.                                              8,966    154,932
#*  Middleby Corp. (The)                                       3,508    458,425
#*  Milacron Holdings Corp.                                    5,798    104,248
    Miller Industries, Inc.                                      900     23,490
*   Mistras Group, Inc.                                        3,871     78,001
    Mobile Mini, Inc.                                          4,519    139,185
*   Moog, Inc. Class A                                         4,488    333,548
*   Moog, Inc. Class B                                           200     15,064
*   MRC Global, Inc.                                          17,222    281,407
    MSA Safety, Inc.                                           3,801    304,688
    MSC Industrial Direct Co., Inc. Class A                    8,148    580,219
    Mueller Industries, Inc.                                   5,807    182,921
    Mueller Water Products, Inc. Class A                      21,298    247,057
    Multi-Color Corp.                                          1,652    132,986
*   MYR Group, Inc.                                            1,912     60,821
    National Presto Industries, Inc.                             700     79,170
*   Navigant Consulting, Inc.                                  6,703    113,482
#*  Navistar International Corp.                               9,801    301,577
*   NCI Building Systems, Inc.                                 5,077     91,386
*   Neff Corp. Class A                                           449      9,429
    Nielsen Holdings P.L.C.                                   49,707  2,137,898
*   NL Industries, Inc.                                        1,570     12,246
    NN, Inc.                                                   3,098     85,815
#   Nordson Corp.                                              5,243    665,861
    Norfolk Southern Corp.                                     3,845    432,870

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Northrop Grumman Corp.                                     9,709 $2,554,729
*   Northwest Pipe Co.                                         1,100     16,621
*   NOW, Inc.                                                 20,289    323,204
#*  NV5 Global, Inc.                                             353     14,667
    Old Dominion Freight Line, Inc.                            6,258    600,205
    Omega Flex, Inc.                                             391     23,476
*   On Assignment, Inc.                                       10,001    492,549
*   Orion Group Holdings, Inc.                                 1,224      8,592
    Oshkosh Corp.                                              9,619    662,364
    PACCAR, Inc.                                              20,328  1,391,452
*   PAM Transportation Services, Inc.                             48        841
    Park-Ohio Holdings Corp.                                   1,124     44,679
    Parker-Hannifin Corp.                                      6,391  1,060,778
*   Patrick Industries, Inc.                                   1,865    141,927
*   Patriot Transportation Holding, Inc.                         404      8,082
*   Pendrell Corp.                                             1,750     12,215
    Pentair P.L.C.                                            12,921    814,927
*   PGT Innovations, Inc.                                      4,692     60,996
    Pitney Bowes, Inc.                                        30,738    483,816
*   Ply Gem Holdings, Inc.                                     3,850     67,375
    Powell Industries, Inc.                                    1,050     33,443
    Primoris Services Corp.                                    9,291    231,532
#*  Proto Labs, Inc.                                           1,956    144,548
    Quad/Graphics, Inc.                                        5,242    117,735
    Quanex Building Products Corp.                             2,223     47,795
*   Quanta Services, Inc.                                     20,067    676,860
*   Radiant Logistics, Inc.                                    3,151     13,644
    Raven Industries, Inc.                                     2,635     90,644
    Raytheon Co.                                               9,642  1,656,206
*   RBC Bearings, Inc.                                         2,213    228,691
    Regal Beloit Corp.                                         4,891    407,665
    Resources Connection, Inc.                                 6,015     80,300
*   Rexnord Corp.                                             14,632    338,877
*   Roadrunner Transportation Systems, Inc.                    2,764     19,293
    Robert Half International, Inc.                           26,901  1,217,270
    Rockwell Automation, Inc.                                  9,556  1,577,027
    Rockwell Collins, Inc.                                    16,254  1,731,539
#   Rollins, Inc.                                             10,054    436,444
#   Roper Technologies, Inc.                                   2,278    529,544
*   RPX Corp.                                                  6,403     87,529
    RR Donnelley & Sons Co.                                    9,655    119,336
*   Rush Enterprises, Inc. Class A                             4,987    215,089
    Ryder System, Inc.                                         8,480    617,005
*   Saia, Inc.                                                 3,500    190,225
#*  Sensata Technologies Holding NV                           20,099    906,867
#   Snap-on, Inc.                                              3,939    607,394
*   SP Plus Corp.                                              1,533     50,129
*   Sparton Corp.                                                143      3,298
    Spartan Motors, Inc.                                       3,151     27,886
    Spirit Aerosystems Holdings, Inc. Class A                 16,164    976,791
*   SPX Corp.                                                  2,883     79,340
*   SPX FLOW, Inc.                                             5,099    180,811
    Standex International Corp.                                1,282    123,008
    Stanley Black & Decker, Inc.                              11,870  1,669,990

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Steelcase, Inc. Class A                                    9,934 $  135,599
*   Sterling Construction Co., Inc.                            1,372     17,534
    Sun Hydraulics Corp.                                       1,856     76,764
    Supreme Industries, Inc. Class A                             804     12,092
#*  Swift Transportation Co.                                   9,209    234,830
#*  Team, Inc.                                                 3,960     56,826
*   Teledyne Technologies, Inc.                                4,763    649,387
    Tennant Co.                                                1,764    133,270
    Terex Corp.                                               11,874    467,479
    Tetra Tech, Inc.                                           8,750    415,187
    Textainer Group Holdings, Ltd.                             1,000     16,200
*   Thermon Group Holdings, Inc.                               3,145     56,201
    Timken Co. (The)                                           9,294    422,877
    Titan International, Inc.                                  6,299     80,312
*   Titan Machinery, Inc.                                      1,852     33,058
    Toro Co. (The)                                            10,098    717,867
#   TransDigm Group, Inc.                                      2,735    771,653
*   TransUnion                                                11,077    507,659
*   Trex Co., Inc.                                             2,011    151,247
*   TriMas Corp.                                               4,787    116,563
*   TriNet Group, Inc.                                        10,115    354,025
    Trinity Industries, Inc.                                  19,932    546,336
    Triton International, Ltd.                                 6,784    244,631
#   Triumph Group, Inc.                                        7,373    188,749
*   TrueBlue, Inc.                                             5,931    151,537
*   Tutor Perini Corp.                                         6,203    165,000
*   Twin Disc, Inc.                                            1,000     16,920
    UniFirst Corp.                                             1,610    229,023
    Union Pacific Corp.                                        6,613    680,874
    United Parcel Service, Inc. Class B                       19,205  2,118,119
*   United Rentals, Inc.                                       9,511  1,131,429
    United Technologies Corp.                                 32,457  3,848,426
*   Univar, Inc.                                              20,795    645,477
    Universal Forest Products, Inc.                            1,325    111,101
    Universal Logistics Holdings, Inc.                         1,639     23,847
*   USA Truck, Inc.                                            1,300     12,038
#*  USG Corp.                                                 10,209    276,051
    Valmont Industries, Inc.                                   2,786    425,422
*   Vectrus, Inc.                                                888     30,201
*   Verisk Analytics, Inc.                                    15,431  1,346,509
*   Veritiv Corp.                                              2,117     78,647
    Viad Corp.                                                 2,443    130,823
    VSE Corp.                                                  1,028     53,302
#   Wabash National Corp.                                      8,546    163,058
*   WABCO Holdings, Inc.                                       4,734    651,256
#   Wabtec Corp.                                               5,820    438,595
#   Watsco, Inc.                                               6,162    929,045
    Watts Water Technologies, Inc. Class A                     3,578    230,423
#*  Welbilt, Inc.                                             14,303    278,765
    Werner Enterprises, Inc.                                  10,293    305,187
*   Wesco Aircraft Holdings, Inc.                             10,282    111,560
*   WESCO International, Inc.                                  8,438    432,447
    West Corp.                                                 8,961    209,419

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
*   Willdan Group, Inc.                                        407 $     13,679
*   Willis Lease Finance Corp.                                 474       11,983
    Woodward, Inc.                                           5,873      410,758
#   WW Grainger, Inc.                                        5,241      873,884
*   Xerium Technologies, Inc.                                1,949       14,169
#*  XPO Logistics, Inc.                                     13,761      827,174
    Xylem, Inc.                                             10,746      609,621
*   YRC Worldwide, Inc.                                      3,057       40,628
                                                                   ------------
Total Industrials                                                   139,802,024
                                                                   ------------
Information Technology -- (20.0%)
    Accenture P.L.C. Class A                                35,197    4,534,078
*   ACI Worldwide, Inc.                                     15,147      350,956
    Activision Blizzard, Inc.                               19,254    1,189,512
*   Actua Corp.                                              3,914       52,839
*   Acxiom Corp.                                             9,759      263,200
*   Adobe Systems, Inc.                                     18,536    2,715,339
    ADTRAN, Inc.                                             9,073      212,762
*   Advanced Energy Industries, Inc.                         4,110      298,180
#*  Advanced Micro Devices, Inc.                            24,721      336,453
*   Agilysys, Inc.                                           1,572       15,814
*   Akamai Technologies, Inc.                                5,832      274,920
    Alliance Data Systems Corp.                              4,269    1,030,665
*   Alpha & Omega Semiconductor, Ltd.                        2,166       38,338
*   Alphabet, Inc. Class A                                   7,641    7,224,565
*   Alphabet, Inc. Class C                                   8,011    7,454,235
    Amdocs, Ltd.                                             5,663      380,384
    American Software, Inc. Class A                          1,400       13,580
*   Amkor Technology, Inc.                                  26,848      278,414
*   Amtech Systems, Inc.                                     1,892       16,706
    Analog Devices, Inc.                                     6,079      480,302
#*  Angie's List, Inc.                                       3,027       36,263
*   Anixter International, Inc.                              4,444      349,965
*   ANSYS, Inc.                                              4,338      561,988
    Apple, Inc.                                            291,391   43,338,583
    Applied Materials, Inc.                                 45,935    2,035,380
#*  Applied Optoelectronics, Inc.                              821       80,039
#*  ARI Network Services, Inc.                               3,600       25,362
*   Arista Networks, Inc.                                    2,891      431,597
*   ARRIS International P.L.C.                              19,659      549,666
*   Arrow Electronics, Inc.                                  9,749      792,496
*   Aspen Technology, Inc.                                   9,457      537,820
#*  Asure Software, Inc.                                     1,020       13,382
*   Autobytel, Inc.                                            864        9,513
*   Autodesk, Inc.                                           5,723      634,051
    Automatic Data Processing, Inc.                         22,406    2,664,297
#*  Avid Technology, Inc.                                    2,813       14,487
    Avnet, Inc.                                             12,819      491,993
*   Aware, Inc.                                                500        2,300
*   Axcelis Technologies, Inc.                               2,358       52,348
*   AXT, Inc.                                                2,116       18,515
    Badger Meter, Inc.                                       2,964      134,121
*   Bankrate, Inc.                                           4,983       69,264

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Barracuda Networks, Inc.                                   6,331 $  142,258
*   Bazaarvoice, Inc.                                          5,937     27,904
    Bel Fuse, Inc. Class B                                       878     22,170
    Black Box Corp.                                            1,910     15,089
#*  Black Knight Financial Services, Inc. Class A              5,080    215,900
#   Blackbaud, Inc.                                            3,818    352,554
*   Blackhawk Network Holdings, Inc.                           8,075    352,474
*   Blucora, Inc.                                              3,816     85,478
    Booz Allen Hamilton Holding Corp.                         17,703    607,213
*   Bottomline Technologies de, Inc.                           1,453     41,381
    Broadcom, Ltd.                                             5,826  1,437,041
    Broadridge Financial Solutions, Inc.                       8,076    612,645
    Brocade Communications Systems, Inc.                      38,362    484,512
    Brooks Automation, Inc.                                    8,242    202,424
    CA, Inc.                                                  35,996  1,117,316
    Cabot Microelectronics Corp.                               2,168    160,757
*   CACI International, Inc. Class A                           2,741    342,899
*   Cadence Design Systems, Inc.                              18,324    676,156
*   CalAmp Corp.                                               2,229     42,574
*   Calix, Inc.                                                5,447     37,312
*   Carbonite, Inc.                                            2,593     61,195
*   Cardtronics P.L.C. Class A                                 6,767    211,807
#*  Cars.com, Inc.                                            14,799    359,616
    Cass Information Systems, Inc.                             1,198     79,020
    CDK Global, Inc.                                          11,353    746,800
    CDW Corp.                                                  9,877    626,498
#*  Ciena Corp.                                               17,566    452,324
#*  Cimpress NV                                                3,052    269,308
    Cisco Systems, Inc.                                      188,759  5,936,471
*   Citrix Systems, Inc.                                      12,332    973,981
*   Clearfield, Inc.                                           1,200     13,800
#   ClearOne, Inc.                                               858      8,408
    Cognex Corp.                                               6,788    645,267
    Cognizant Technology Solutions Corp. Class A              18,992  1,316,525
*   Coherent, Inc.                                             2,358    624,870
    Cohu, Inc.                                                 2,773     50,524
*   CommerceHub, Inc. Series A                                   479      8,737
*   CommerceHub, Inc. Series C                                   958     17,225
*   CommScope Holding Co., Inc.                               10,358    380,967
    Computer Task Group, Inc.                                  2,600     14,352
    Comtech Telecommunications Corp.                           2,290     41,220
*   Conduent, Inc.                                            19,472    321,483
*   Control4 Corp.                                               973     22,233
*   CoreLogic, Inc.                                           12,018    547,420
#*  CoStar Group, Inc.                                           483    133,091
#   CPI Card Group, Inc.                                       3,101      9,148
*   Cray, Inc.                                                 2,625     54,075
    CSG Systems International, Inc.                            4,766    197,074
    CSRA, Inc.                                                16,741    545,924
*   CyberOptics Corp.                                            483      7,970
    Daktronics, Inc.                                           4,036     39,472
*   DHI Group, Inc.                                            2,357      5,185
#   Diebold Nixdorf, Inc.                                      3,154     73,804

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
*   Digi International, Inc.                                  2,612 $    27,295
*   Diodes, Inc.                                              3,473      92,139
    Dolby Laboratories, Inc. Class A                          4,451     230,339
*   DSP Group, Inc.                                           1,896      23,890
    DST Systems, Inc.                                         7,820     429,318
    DXC Technology Co.                                       11,147     873,702
*   eBay, Inc.                                               38,809   1,386,646
#   Ebix, Inc.                                                  960      55,440
*   EchoStar Corp. Class A                                    5,172     314,096
*   Electro Scientific Industries, Inc.                       2,000      17,300
*   Electronic Arts, Inc.                                    11,144   1,300,951
*   Electronics for Imaging, Inc.                             4,903     238,188
#*  Ellie Mae, Inc.                                           1,755     153,071
    Emcore Corp.                                              1,184      13,734
*   Endurance International Group Holdings, Inc.              2,888      26,714
*   EnerNOC, Inc.                                             3,203      24,503
*   Entegris, Inc.                                           10,757     280,758
*   EPAM Systems, Inc.                                        3,795     326,104
*   ePlus, Inc.                                               1,542     124,748
*   Euronet Worldwide, Inc.                                   6,824     659,267
*   Everi Holdings, Inc.                                      5,200      38,792
*   ExlService Holdings, Inc.                                 4,357     250,745
*   Extreme Networks, Inc.                                    9,379      82,441
*   F5 Networks, Inc.                                         4,942     596,746
*   Facebook, Inc. Class A                                   62,175  10,523,119
    Fair Isaac Corp.                                          2,909     414,678
*   FARO Technologies, Inc.                                   1,724      68,098
    Fidelity National Information Services, Inc.             12,439   1,134,686
*   Finisar Corp.                                            11,953     325,361
#*  FireEye, Inc.                                            15,120     221,206
#*  First Data Corp. Class A                                 25,212     470,456
*   Fiserv, Inc.                                             11,354   1,458,989
*   FleetCor Technologies, Inc.                               5,102     775,810
*   Flex, Ltd.                                               19,672     314,555
    FLIR Systems, Inc.                                       14,699     548,567
*   FormFactor, Inc.                                          4,492      58,845
    Forrester Research, Inc.                                  1,871      76,337
*   Fortinet, Inc.                                            6,307     232,791
*   Frequency Electronics, Inc.                               1,723      14,818
*   Gartner, Inc.                                             5,077     651,481
    Genpact, Ltd.                                            11,273     326,917
    Global Payments, Inc.                                     7,835     739,389
    GlobalSCAPE, Inc.                                         2,764      14,096
#*  Globant SA                                                1,200      55,164
*   GoDaddy, Inc. Class A                                     4,750     204,155
#*  GrubHub, Inc.                                             3,867     178,385
*   GSI Technology, Inc.                                      2,247      16,313
*   GTT Communications, Inc.                                  5,678     173,463
#*  Guidewire Software, Inc.                                  3,719     268,363
    Hackett Group, Inc. (The)                                 4,000      65,680
#*  Harmonic, Inc.                                            9,882      40,516
    Harris Corp.                                              6,740     771,528
*   IAC/InterActiveCorp                                       3,495     365,682

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  Infinera Corp.                                           12,807 $   150,226
*   Insight Enterprises, Inc.                                 3,800     153,976
*   Integrated Device Technology, Inc.                       10,591     276,849
    Intel Corp.                                             144,256   5,116,760
    InterDigital, Inc.                                        4,528     329,865
#*  Internap Corp.                                              800       3,040
    International Business Machines Corp.                    44,675   6,463,132
*   inTEST Corp.                                              2,700      23,490
*   Intevac, Inc.                                             1,900      21,565
    Intuit, Inc.                                             13,910   1,908,591
*   IPG Photonics Corp.                                         118      18,012
*   Itron, Inc.                                               3,564     260,172
#   j2 Global, Inc.                                           3,687     312,031
    Jabil, Inc.                                              17,553     535,366
#   Jack Henry & Associates, Inc.                             5,406     580,172
    Juniper Networks, Inc.                                   20,669     577,699
*   Kemet Corp.                                               3,386      57,054
*   Key Tronic Corp.                                            334       2,428
*   Keysight Technologies, Inc.                               8,478     352,600
*   Kimball Electronics, Inc.                                 1,907      37,091
    KLA-Tencor Corp.                                         11,944   1,106,373
#*  Kopin Corp.                                               5,600      21,280
*   Kulicke & Soffa Industries, Inc.                          8,480     182,659
*   KVH Industries, Inc.                                      1,119      12,197
    Lam Research Corp.                                       10,613   1,692,349
*   Leaf Group, Ltd.                                          1,900      14,345
    Leidos Holdings, Inc.                                    11,005     588,107
*   Limelight Networks, Inc.                                  9,772      33,420
*   Liquidity Services, Inc.                                  2,301      15,647
    LogMeIn, Inc.                                             4,612     537,067
#*  Lumentum Holdings, Inc.                                   4,139     259,101
*   Luxoft Holding, Inc.                                      1,045      65,783
#*  MagnaChip Semiconductor Corp.                             3,441      37,507
*   Manhattan Associates, Inc.                                6,318     279,256
    ManTech International Corp. Class A                       2,846     113,043
*   Marchex, Inc. Class B                                     2,015       5,844
    Marvell Technology Group, Ltd.                           35,177     547,354
    Mastercard, Inc. Class A                                 54,952   7,022,866
#*  Match Group, Inc.                                         1,590      29,018
    MAXIMUS, Inc.                                             8,555     516,380
*   MaxLinear, Inc.                                          10,610     277,982
#*  Meet Group, Inc.(The)                                     3,482      17,480
    Mesa Laboratories, Inc.                                     200      28,906
    Methode Electronics, Inc.                                 2,769     110,068
*   Microsemi Corp.                                           6,200     322,896
    Microsoft Corp.                                         293,979  21,372,273
*   MicroStrategy, Inc. Class A                               1,106     148,768
    MKS Instruments, Inc.                                     4,684     391,817
*   MoneyGram International, Inc.                             5,134      83,787
    Monotype Imaging Holdings, Inc.                           3,966      74,759
    Motorola Solutions, Inc.                                  4,600     417,128
#   MTS Systems Corp.                                         1,592      83,898
*   Nanometrics, Inc.                                           970      25,851

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   Napco Security Technologies, Inc.                          1,700 $   15,555
#   National Instruments Corp.                                11,520    473,933
*   NCI, Inc. Class A                                            253      5,047
*   NCR Corp.                                                 12,651    478,840
    NetApp, Inc.                                              24,218  1,051,546
*   NETGEAR, Inc.                                              3,847    184,271
#*  Netscout Systems, Inc.                                     6,614    228,183
#*  NeuStar, Inc. Class A                                      1,800     60,120
    NIC, Inc.                                                  3,623     58,874
*   Novanta, Inc.                                              3,173    117,084
*   Nuance Communications, Inc.                               31,928    552,354
    NVIDIA Corp.                                              28,392  4,613,984
#*  Oclaro, Inc.                                               7,232     70,729
    Oracle Corp.                                              98,510  4,918,604
#*  OSI Systems, Inc.                                          1,806    144,426
#*  Palo Alto Networks, Inc.                                   1,897    249,987
*   PAR Technology Corp.                                       1,359     12,177
    Paychex, Inc.                                             17,117    990,218
#*  Paycom Software, Inc.                                      4,422    309,938
*   PayPal Holdings, Inc.                                     30,199  1,768,151
    PC Connection, Inc.                                        2,867     73,969
*   PCM, Inc.                                                    600      7,425
#*  PDF Solutions, Inc.                                        2,200     35,310
    Pegasystems, Inc.                                          7,463    451,138
*   Perceptron, Inc.                                           1,900     13,794
*   Perficient, Inc.                                           2,924     54,971
*   PFSweb, Inc.                                               1,693     13,239
*   Photronics, Inc.                                           6,810     68,440
*   Planet Payment, Inc.                                       5,317     17,227
    Plantronics, Inc.                                          4,028    181,985
*   Plexus Corp.                                                 223     11,955
    Power Integrations, Inc.                                     628     44,368
*   PRGX Global, Inc.                                          1,900     11,875
    Progress Software Corp.                                    5,717    183,001
#*  Proofpoint, Inc.                                           1,000     85,240
*   PTC, Inc.                                                  6,633    366,075
    QAD, Inc. Class A                                          1,155     36,209
    QUALCOMM, Inc.                                            63,266  3,365,119
*   Qualys, Inc.                                               3,100    124,465
*   QuinStreet, Inc.                                           3,300     12,837
*   Radisys Corp.                                              2,600      6,344
*   RealNetworks, Inc.                                         2,200      9,570
*   RealPage, Inc.                                             7,021    272,064
*   Red Hat, Inc.                                              9,094    899,124
    Reis, Inc.                                                   500     10,700
    Richardson Electronics, Ltd.                                 500      2,930
*   Rubicon Project, Inc. (The)                                3,297     15,496
*   Rudolph Technologies, Inc.                                 3,224     79,794
#   Sabre Corp.                                               18,221    403,231
*   salesforce.com, Inc.                                      11,029  1,001,433
*   ScanSource, Inc.                                           1,033     40,907
    Science Applications International Corp.                   6,756    475,690
*   Seachange International, Inc.                              5,000     14,200

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE+
                                                               ------ --------
Information Technology -- (Continued)
*   Semtech Corp.                                               3,005 $118,998
#*  ServiceNow, Inc.                                            4,331  478,359
*   ServiceSource International, Inc.                           4,898   18,612
*   ShoreTel, Inc.                                              5,165   38,479
*   Shutterstock, Inc.                                          1,512   63,716
*   Sigma Designs, Inc.                                         2,854   18,551
*   Silicon Laboratories, Inc.                                  1,100   82,610
#*  Silver Spring Networks, Inc.                                6,090   68,878
*   Sonus Networks, Inc.                                        4,779   32,641
#*  Splunk, Inc.                                                3,364  201,874
    SS&C Technologies Holdings, Inc.                           15,528  601,865
#*  Stamps.com, Inc.                                            1,146  169,723
*   StarTek, Inc.                                               1,400   17,220
*   Stratasys, Ltd.                                             3,397   81,494
*   Super Micro Computer, Inc.                                  4,918  132,048
*   Sykes Enterprises, Inc.                                     6,556  222,904
    Symantec Corp.                                              9,673  299,766
#*  Synaptics, Inc.                                             2,318  121,950
*   Synchronoss Technologies, Inc.                              5,296   89,396
    SYNNEX Corp.                                                5,138  611,011
*   Synopsys, Inc.                                             11,684  894,644
#   Syntel, Inc.                                                6,323  123,235
    Systemax, Inc.                                              1,146   20,766
#*  Tableau Software, Inc. Class A                              2,139  137,859
#*  Take-Two Interactive Software, Inc.                        10,195  810,299
    TE Connectivity, Ltd.                                       7,437  597,860
*   Tech Data Corp.                                             4,839  495,514
*   TechTarget, Inc.                                            1,309   12,553
*   Telenav, Inc.                                               2,293   17,198
    TeleTech Holdings, Inc.                                     5,013  209,543
#*  Teradata Corp.                                             21,127  672,261
    Teradyne, Inc.                                             17,472  604,356
    Tessco Technologies, Inc.                                     626    8,357
    TiVo Corp.                                                 15,131  296,568
    Total System Services, Inc.                                10,763  683,020
    TransAct Technologies, Inc.                                   300    2,655
    Travelport Worldwide, Ltd.                                 13,357  191,005
*   Travelzoo                                                     800    8,400
*   Tremor Video, Inc.                                         29,446   61,542
*   Trimble, Inc.                                              17,989  673,328
#*  Twitter, Inc.                                              11,700  188,253
#*  Tyler Technologies, Inc.                                    2,200  377,982
#*  Ubiquiti Networks, Inc.                                     6,969  379,810
#*  Ultimate Software Group, Inc. (The)                           624  140,843
*   Ultra Clean Holdings, Inc.                                  1,982   46,478
*   Vantiv, Inc. Class A                                       11,001  699,114
*   VASCO Data Security International, Inc.                     4,089   55,202
*   Veeco Instruments, Inc.                                     3,733  114,976
#*  VeriFone Systems, Inc.                                     15,634  305,019
*   Verint Systems, Inc.                                        5,727  227,076
#*  VeriSign, Inc.                                              3,682  372,508
#*  ViaSat, Inc.                                                5,082  335,869
*   Viavi Solutions, Inc.                                      12,892  141,425

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Information Technology -- (Continued)
*   Virtusa Corp.                                            3,344 $    110,854
#   Visa, Inc. Class A                                      91,449    9,104,662
*   Vishay Precision Group, Inc.                               335        5,863
#*  VMware, Inc. Class A                                     1,806      167,434
*   Web.com Group, Inc.                                      8,846      194,170
*   WebMD Health Corp.                                       3,824      253,340
#   Western Union Co. (The)                                 32,709      646,003
*   WEX, Inc.                                                3,650      396,682
#*  Workday, Inc. Class A                                    2,468      252,007
*   Xcerra Corp.                                             5,104       49,560
    Xerox Corp.                                             26,698      818,828
#   Xilinx, Inc.                                            10,594      670,176
*   XO Group, Inc.                                           1,650       30,162
    Xperi Corp.                                              5,194      151,924
    YuMe, Inc.                                               2,900       12,586
#*  Zebra Technologies Corp. Class A                         6,971      709,090
*   Zedge, Inc. Class B                                        894        1,851
*   Zillow Group, Inc. Class A                               2,300      104,489
#*  Zillow Group, Inc. Class C                               3,188      143,970
*   Zix Corp.                                                2,090       11,140
#*  Zynga, Inc. Class A                                     97,627      352,433
                                                                   ------------
Total Information Technology                                        235,725,209
                                                                   ------------
Materials -- (3.2%)
    A Schulman, Inc.                                         3,805      100,072
*   AdvanSix, Inc.                                           1,358       45,466
*   AgroFresh Solutions, Inc.                                3,791       29,570
    Albemarle Corp.                                          9,288    1,075,550
    American Vanguard Corp.                                  2,517       44,551
    Ampco-Pittsburgh Corp.                                   1,800       26,010
#   AptarGroup, Inc.                                         9,886      800,074
    Ashland Global Holdings, Inc.                            6,619      430,036
    Avery Dennison Corp.                                    10,604      985,430
*   Axalta Coating Systems, Ltd.                            19,710      620,865
    Balchem Corp.                                            4,275      331,740
#   Ball Corp.                                              22,449      940,613
    Bemis Co., Inc.                                         15,519      657,540
*   Berry Global Group, Inc.                                 9,903      555,360
*   Boise Cascade Co.                                        5,049      153,237
    Celanese Corp. Series A                                  9,113      876,397
    Chase Corp.                                              1,529      165,209
    Chemours Co. (The)                                      16,333      777,614
*   Clearwater Paper Corp.                                   1,194       58,685
*   Coeur Mining, Inc.                                       8,107       67,126
#   Compass Minerals International, Inc.                     3,978      274,681
*   Crown Holdings, Inc.                                     9,615      571,804
#   Deltic Timber Corp.                                        200       14,426
    Domtar Corp.                                             3,732      145,772
    Dow Chemical Co. (The)                                  23,712    1,523,259
    Ecolab, Inc.                                            18,078    2,380,330
    EI du Pont de Nemours & Co.                              7,926      651,597
*   Ferro Corp.                                             17,176      330,466
    Ferroglobe P.L.C.                                        7,336       93,754

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
    FMC Corp.                                                  5,788 $  442,087
    FutureFuel Corp.                                           5,003     72,844
*   GCP Applied Technologies, Inc.                             9,264    280,699
    Graphic Packaging Holding Co.                             44,860    591,703
    Greif, Inc. Class A                                        3,723    208,823
    Greif, Inc. Class B                                        1,339     80,206
    Hawkins, Inc.                                              1,225     55,064
    Haynes International, Inc.                                   347     10,854
    HB Fuller Co.                                              9,315    479,909
    Hecla Mining Co.                                          18,465     99,896
    Huntsman Corp.                                            32,062    853,491
*   Ingevity Corp.                                             4,455    260,618
    Innophos Holdings, Inc.                                    2,662    111,192
    Innospec, Inc.                                             2,986    186,326
    International Flavors & Fragrances, Inc.                   4,248    565,749
    International Paper Co.                                    9,143    502,682
    KapStone Paper and Packaging Corp.                        11,999    274,297
    KMG Chemicals, Inc.                                          800     40,496
*   Kraton Corp.                                               4,065    151,218
    Kronos Worldwide, Inc.                                    10,711    228,359
*   Louisiana-Pacific Corp.                                    7,446    186,969
*   LSB Industries, Inc.                                       1,000      7,080
    LyondellBasell Industries NV Class A                       5,921    533,423
    Materion Corp.                                             3,829    147,225
    Mercer International, Inc.                                 3,069     33,759
    Minerals Technologies, Inc.                                4,788    338,990
    Mosaic Co. (The)                                           7,044    170,042
    Myers Industries, Inc.                                     3,900     66,300
    Neenah Paper, Inc.                                         1,099     87,810
    NewMarket Corp.                                            1,300    598,143
    Newmont Mining Corp.                                       1,900     70,623
*   Northern Technologies International Corp.                    800     14,600
    Olin Corp.                                                20,242    596,734
*   OMNOVA Solutions, Inc.                                     5,800     54,520
    Packaging Corp. of America                                 9,115    997,910
    PH Glatfelter Co.                                          2,575     52,710
*   Platform Specialty Products Corp.                         39,910    559,139
    PolyOne Corp.                                              5,424    198,410
    PPG Industries, Inc.                                      14,948  1,573,277
    Quaker Chemical Corp.                                      1,480    209,968
#   Rayonier Advanced Materials, Inc.                          5,936     88,506
#*  Real Industry, Inc.                                           61        180
    Reliance Steel & Aluminum Co.                             13,868  1,003,489
    Royal Gold, Inc.                                           4,270    370,038
    RPM International, Inc.                                    9,436    489,445
    Schnitzer Steel Industries, Inc. Class A                   3,502     90,352
#   Scotts Miracle-Gro Co. (The)                              14,591  1,400,590
    Sealed Air Corp.                                          14,468    629,503
    Sensient Technologies Corp.                                4,995    371,428
    Sherwin-Williams Co. (The)                                 6,297  2,123,789
    Silgan Holdings, Inc.                                     18,971    574,821
    Sonoco Products Co.                                       13,680    663,206
    Stepan Co.                                                 3,143    258,260

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
*   Synalloy Corp.                                              300 $     3,390
*   Trecora Resources                                           500       5,775
    Tredegar Corp.                                            2,773      41,872
    Trinseo SA                                                6,645     467,144
*   UFP Technologies, Inc.                                      760      21,926
*   Universal Stainless & Alloy Products, Inc.                  601      11,419
#*  US Concrete, Inc.                                         1,620     126,927
    Valvoline, Inc.                                          13,726     311,168
    Vulcan Materials Co.                                      3,270     402,602
    Westlake Chemical Corp.                                   3,000     211,080
    WestRock Co.                                             14,614     839,136
    Worthington Industries, Inc.                              7,383     374,097
    WR Grace & Co.                                            6,003     413,967
                                                                    -----------
Total Materials                                                      38,015,489
                                                                    -----------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                                 5,763     241,643
#*  Altisource Portfolio Solutions SA                           510      13,306
*   CBRE Group, Inc. Class A                                 26,497   1,006,621
    Consolidated-Tomoka Land Co.                                572      31,712
*   FRP Holdings, Inc.                                          837      38,627
    Griffin Industrial Realty, Inc.                             600      19,314
    HFF, Inc. Class A                                         5,626     206,587
*   Howard Hughes Corp. (The)                                 2,923     367,743
    Jones Lang LaSalle, Inc.                                  7,297     928,324
*   JW Mays, Inc.                                               248       9,399
    Kennedy-Wilson Holdings, Inc.                            10,491     210,869
*   Marcus & Millichap, Inc.                                  2,864      73,318
*   Maui Land & Pineapple Co., Inc.                           8,512     147,683
    RE/MAX Holdings, Inc. Class A                             3,270     190,150
    Realogy Holdings Corp.                                   16,169     536,811
    RMR Group, Inc. (The) Class A                             2,376     116,068
#*  St Joe Co. (The)                                          5,730     103,426
    Stratus Properties, Inc.                                    321       9,197
*   Tejon Ranch Co.                                           1,795      37,659
                                                                    -----------
Total Real Estate                                                     4,288,457
                                                                    -----------
Telecommunication Services -- (2.5%)
    AT&T, Inc.                                              303,027  11,818,053
    ATN International, Inc.                                   1,900     110,200
*   Boingo Wireless, Inc.                                    13,346     197,921
*   Cincinnati Bell, Inc.                                     5,521     102,967
    Cogent Communications Holdings, Inc.                      8,077     337,215
#   Consolidated Communications Holdings, Inc.               10,132     182,376
#   Frontier Communications Corp.                             5,677      86,915
*   General Communication, Inc. Class A                       4,689     200,080
*   Hawaiian Telcom Holdco, Inc.                              1,207      35,293
    IDT Corp. Class B                                         3,461      51,257
#*  Iridium Communications, Inc.                              3,706      36,875
*   Lumos Networks Corp.                                      4,764      85,323
*   ORBCOMM, Inc.                                             7,866      91,324
    Shenandoah Telecommunications Co.                        13,621     418,846

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Telecommunication Services -- (Continued)
             Spok Holdings, Inc.                           3,028 $       49,659
#*           Sprint Corp.                                 80,731        644,233
*            T-Mobile US, Inc.                            22,482      1,386,240
             Telephone & Data Systems, Inc.               17,525        498,236
*            United States Cellular Corp.                  3,492        132,277
             Verizon Communications, Inc.                237,527     11,496,307
*            Vonage Holdings Corp.                        37,967        250,962
#            Windstream Holdings, Inc.                     4,588         17,388
*            Zayo Group Holdings, Inc.                    25,056        821,586
                                                                 --------------
Total Telecommunication Services                                     29,051,533
                                                                 --------------
Utilities -- (1.1%)
             American States Water Co.                     6,271        310,101
             American Water Works Co., Inc.               14,059      1,140,185
#            Aqua America, Inc.                           32,518      1,085,451
             Atmos Energy Corp.                            8,329        722,624
             California Water Service Group                8,268        321,625
             Chesapeake Utilities Corp.                    2,050        158,363
             Connecticut Water Service, Inc.               1,944        110,769
#            Consolidated Edison, Inc.                    12,804      1,060,939
             Consolidated Water Co., Ltd.                    163          2,103
             Delta Natural Gas Co., Inc.                     149          4,534
#            Eversource Energy                            17,799      1,082,001
             Genie Energy, Ltd. Class B                      102            676
             Middlesex Water Co.                           2,646        103,829
             New Jersey Resources Corp.                   14,688        619,099
             Northwest Natural Gas Co.                     4,458        281,300
             NRG Yield, Inc. Class A                       5,815        106,007
#            NRG Yield, Inc. Class C                      10,478        194,891
             ONE Gas, Inc.                                 8,009        582,895
             Ormat Technologies, Inc.                      9,177        544,196
             Pattern Energy Group, Inc.                   14,947        375,170
             PG&E Corp.                                   20,102      1,360,704
             SJW Corp.                                     3,572        188,852
             South Jersey Industries, Inc.                13,568        460,905
             Southwest Gas Holdings, Inc.                  6,001        480,680
             Spire, Inc.                                   8,250        598,950
             UGI Corp.                                     9,873        498,290
             Unitil Corp.                                  1,602         81,302
             WGL Holdings, Inc.                            6,472        554,780
             York Water Co. (The)                          1,961         68,243
                                                                 --------------
Total Utilities                                                      13,099,464
                                                                 --------------
TOTAL COMMON STOCKS                                               1,087,980,886
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights            1,400          1,554
(degrees)#*  Safeway Casa Ley Contingent Value Rights     10,882         11,044

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
(degrees)*  Safeway PDC, LLC Contingent Value Rights      10,882 $            4
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    12,602
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,087,993,488
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
            State Street Institutional U.S.
              Government Money Market Fund, 0.940%     3,263,531      3,263,531
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@ DFA Short Term Investment Fund                    7,513,271     86,943,576
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $897,897,872)^^              $1,178,200,595
                                                                 ==============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                              -------------- ----------- ------- --------------
 Common Stocks
    Consumer Discretionary    $  190,512,554 $    15,465   --    $  190,528,019
    Consumer Staples              73,709,854          --   --        73,709,854
    Energy                        24,471,503          --   --        24,471,503
    Financials                   192,732,049          --   --       192,732,049
    Health Care                  146,557,285          --   --       146,557,285
    Industrials                  139,802,024          --   --       139,802,024
    Information Technology       235,725,209          --   --       235,725,209
    Materials                     38,015,489          --   --        38,015,489
    Real Estate                    4,288,457          --   --         4,288,457
    Telecommunication
      Services                    29,051,533          --   --        29,051,533
    Utilities                     13,099,464          --   --        13,099,464
 Rights/Warrants                          --      12,602   --            12,602
 Temporary Cash Investments        3,263,531          --   --         3,263,531
 Securities Lending
   Collateral                             --  86,943,576   --        86,943,576
                              -------------- -----------   --    --------------
 TOTAL                        $1,091,228,952 $86,971,643   --    $1,178,200,595
                              ============== ===========   ==    ==============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (5.0%)
    ALS, Ltd.                                                 25,912 $  153,847
    Altium, Ltd.                                               6,472     45,259
#   Amaysim Australia, Ltd.                                    8,144     10,422
    Amcor, Ltd.                                               59,472    730,045
    AMP, Ltd.                                                298,649  1,287,464
    Ansell, Ltd.                                              17,104    300,520
#   AP Eagers, Ltd.                                            5,098     37,055
    APA Group                                                 46,126    318,214
#   APN Outdoor Group, Ltd.                                   17,030     62,788
    Appen, Ltd.                                                7,234     24,109
#   ARB Corp., Ltd.                                            2,584     31,677
    Aristocrat Leisure, Ltd.                                  18,229    295,609
#*  Arrium, Ltd.                                              76,376      1,146
    AUB Group, Ltd.                                            1,671     17,225
    Ausdrill, Ltd.                                             7,076     11,013
    Austal, Ltd.                                              31,692     45,706
    Australia & New Zealand Banking Group, Ltd.               46,118  1,093,418
    Australian Pharmaceutical Industries, Ltd.                40,511     56,881
#   Automotive Holdings Group, Ltd.                           23,606     72,327
    Aveo Group                                                38,426     74,702
    Bank of Queensland, Ltd.                                  29,446    283,842
#   Bapcor, Ltd.                                               5,272     23,818
    Beach Energy, Ltd.                                       219,610    119,746
    Bellamy's Australia, Ltd.                                  4,380     24,718
    Bendigo & Adelaide Bank, Ltd.                             19,739    175,576
*   Billabong International, Ltd.                              7,680      4,915
#   Blackmores, Ltd.                                           1,762    124,820
    Boral, Ltd.                                               25,058    138,863
    Brambles, Ltd.                                            83,522    617,543
    Breville Group, Ltd.                                       7,392     59,434
    Brickworks, Ltd.                                           4,029     42,542
    BT Investment Management, Ltd.                            12,399    106,702
    Cabcharge Australia, Ltd.                                  4,103      7,158
    Caltex Australia, Ltd.                                    20,376    507,786
*   Cardno, Ltd.                                              10,999     11,059
    carsales.com, Ltd.                                        18,945    187,208
    Cash Converters International, Ltd.                       25,015      6,603
    Cedar Woods Properties, Ltd.                               1,692      6,646
    Challenger, Ltd.                                          33,340    342,632
    CIMIC Group, Ltd.                                          1,619     53,706
    Coca-Cola Amatil, Ltd.                                    30,751    202,493
    Cochlear, Ltd.                                             4,720    539,183
    Collins Foods, Ltd.                                        5,429     26,007
    Commonwealth Bank of Australia                            53,862  3,608,477
    Computershare, Ltd.                                       36,247    407,833
#   Corporate Travel Management, Ltd.                          4,072     72,778
    Credit Corp. Group, Ltd.                                   3,408     46,181
    Crown Resorts, Ltd.                                        6,901     70,280
    CSG, Ltd.                                                 21,603     11,904
    CSL, Ltd.                                                 11,362  1,144,747
    CSR, Ltd.                                                 51,140    160,463

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    Data#3, Ltd.                                                 4,250 $  6,042
    Decmil Group, Ltd.                                          10,092    6,617
    Domino's Pizza Enterprises, Ltd.                             4,869  207,574
    Downer EDI, Ltd.                                            58,811  299,352
    DuluxGroup, Ltd.                                            53,204  280,535
#   Eclipx Group, Ltd.                                           6,089   18,063
#*  Elders, Ltd.                                                 8,499   35,352
#*  Energy Resources of Australia, Ltd.                          5,657    2,468
    EQT Holdings, Ltd.                                             700    9,800
    Event Hospitality and Entertainment, Ltd.                    4,728   49,731
    Evolution Mining, Ltd.                                      94,190  168,301
    Fairfax Media, Ltd.                                        189,432  150,023
#   FlexiGroup, Ltd.                                            14,880   22,982
#   Flight Centre Travel Group, Ltd.                             4,570  158,956
    Fortescue Metals Group, Ltd.                               187,507  861,822
    Genworth Mortgage Insurance Australia, Ltd.                 18,794   45,255
    GrainCorp, Ltd. Class A                                     12,484   87,164
#   Greencross, Ltd.                                             5,260   24,281
    GUD Holdings, Ltd.                                           8,605   82,251
    GWA Group, Ltd.                                             21,997   57,062
    Hansen Technologies, Ltd.                                   13,940   42,507
#   Harvey Norman Holdings, Ltd.                                63,719  222,796
    Healthscope, Ltd.                                           67,266  111,965
    HT&E, Ltd.                                                  30,427   63,282
    Iluka Resources, Ltd.                                       12,112   87,440
*   Imdex, Ltd.                                                 15,311    8,940
#   IMF Bentham, Ltd.                                           21,344   32,950
#   Independence Group NL                                       59,126  142,835
*   Infigen Energy                                             113,635   70,037
    Infomedia, Ltd.                                             21,693   12,847
    Insurance Australia Group, Ltd.                             44,264  236,077
    Integrated Research, Ltd.                                    8,063   21,603
#   InvoCare, Ltd.                                               9,478  105,394
#   IOOF Holdings, Ltd.                                         19,880  159,700
    IRESS, Ltd.                                                 11,589  119,650
    iSelect, Ltd.                                               14,507   24,245
#   iSentia Group, Ltd.                                         11,748   20,857
    IVE Group, Ltd.                                              6,839   12,306
    James Hardie Industries P.L.C.                              13,821  211,625
#   JB Hi-Fi, Ltd.                                              11,106  231,040
    LendLease Group                                             20,602  277,884
    Link Administration Holdings, Ltd.                          34,456  212,416
*   Macmahon Holdings, Ltd.                                     77,872   10,612
    Macquarie Atlas Roads Group                                 16,939   75,347
    Macquarie Group, Ltd.                                       12,831  880,907
    Magellan Financial Group, Ltd.                              16,999  359,101
#*  Mayne Pharma Group, Ltd.                                    92,562   71,115
    McMillan Shakespeare, Ltd.                                  12,863  147,656
    McPherson's, Ltd.                                            5,484    6,247
    Medibank Pvt, Ltd.                                         229,628  499,679
#*  Mesoblast, Ltd.                                             14,037   19,584
*   Metals X, Ltd.                                              26,666   17,398
#   Metcash, Ltd.                                              153,812  322,489

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Mineral Resources, Ltd.                                   28,724 $  282,427
    MNF Group, Ltd.                                            4,580     17,020
#   Monadelphous Group, Ltd.                                  13,853    169,000
*   Mount Gibson Iron, Ltd.                                   33,294     11,856
#   Myer Holdings, Ltd.                                       39,532     24,010
    MYOB Group, Ltd.                                          13,727     36,505
    National Australia Bank, Ltd.                             83,000  1,989,742
    Newcrest Mining, Ltd.                                     19,920    323,671
    nib holdings, Ltd.                                        38,153    175,272
    Nick Scali, Ltd.                                           2,037      9,951
    Nine Entertainment Co. Holdings, Ltd.                     85,854     98,871
    Northern Star Resources, Ltd.                             51,448    182,265
    Nufarm, Ltd.                                              28,295    191,542
    oOh!media, Ltd.                                            6,055     19,487
    Orica, Ltd.                                               21,541    342,450
    Orora, Ltd.                                              139,662    308,382
    OZ Minerals, Ltd.                                         31,232    208,725
    Pact Group Holdings, Ltd.                                 15,432     70,768
#*  Paladin Energy, Ltd.                                      41,883      1,575
    Peet, Ltd.                                                 8,746      8,330
    Perpetual, Ltd.                                            3,321    134,130
#*  Perseus Mining, Ltd.                                      19,074      4,841
#   Platinum Asset Management, Ltd.                           21,752     95,169
#   Premier Investments, Ltd.                                 10,323    112,674
    Primary Health Care, Ltd.                                 49,378    133,795
    Prime Media Group, Ltd.                                      500        162
    Programmed Maintenance Services, Ltd.                     31,174     74,349
    QBE Insurance Group, Ltd.                                 58,490    554,108
#   Qube Holdings, Ltd.                                       34,278     72,870
#   Quintis, Ltd.                                             11,448      2,748
*   Ramelius Resources, Ltd.                                  11,958      3,846
    Ramsay Health Care, Ltd.                                   7,194    406,218
*   RCR Tomlinson, Ltd.                                        8,195     24,589
#   REA Group, Ltd.                                            5,384    296,982
    Reckon, Ltd.                                               5,948      7,147
    Reece, Ltd.                                                  443     14,982
#   Regis Healthcare, Ltd.                                     1,128      3,330
    Resolute Mining, Ltd.                                     58,924     50,890
#   Retail Food Group, Ltd.                                    6,557     25,419
    Ridley Corp., Ltd.                                        19,171     21,922
    Sandfire Resources NL                                     16,927     78,492
#*  Saracen Mineral Holdings, Ltd.                            69,740     75,540
    Seek, Ltd.                                                54,954    751,437
#*  Senex Energy, Ltd.                                        26,881      6,137
    Service Stream, Ltd.                                      10,719     11,585
#   Seven Group Holdings, Ltd.                                 8,188     78,362
    Seven West Media, Ltd.                                   111,498     72,238
    SG Fleet Group, Ltd.                                       6,145     18,054
    Sigma Healthcare, Ltd.                                    42,972     33,017
#*  Silex Systems, Ltd.                                        1,748        511
#   Silver Chef, Ltd.                                          2,430     16,384
#*  Silver Lake Resources, Ltd.                                2,487        892
    Sims Metal Management, Ltd.                               24,620    305,818

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Sims Metal Management, Ltd. Sponsored ADR                   819 $    10,041
#   Sirtex Medical, Ltd.                                      5,204      66,972
    SmartGroup Corp., Ltd.                                    3,728      22,331
    SMS Management & Technology, Ltd.                         9,090      13,079
    Sonic Healthcare, Ltd.                                   17,844     318,461
    Southern Cross Media Group, Ltd.                         95,549     101,331
    Spark Infrastructure Group                               59,537     119,193
    SpeedCast International, Ltd.                            20,207      55,756
*   St Barbara, Ltd.                                         53,797     117,445
    Star Entertainment Grp, Ltd. (The)                       37,807     152,516
    Steadfast Group, Ltd.                                    31,323      64,888
    Suncorp Group, Ltd.                                      41,510     474,445
#*  Sundance Energy Australia, Ltd.                          49,981       2,642
#   Super Retail Group, Ltd.                                  7,533      50,497
    Sydney Airport                                           25,034     134,939
*   Syrah Resources, Ltd.                                     2,209       5,091
    Tabcorp Holdings, Ltd.                                   88,568     295,943
    Tassal Group, Ltd.                                       17,023      51,638
    Tatts Group, Ltd.                                       112,036     358,535
    Technology One, Ltd.                                     24,280     104,212
#*  Ten Network Holdings, Ltd.                                5,478         701
    Thorn Group, Ltd.                                        17,790      18,794
*   Tiger Resources, Ltd.                                    41,785       1,230
#   TPG Telecom, Ltd.                                        17,815      79,942
    Transurban Group                                         48,318     441,265
    Treasury Wine Estates, Ltd.                              26,621     259,176
#   Village Roadshow, Ltd.                                    6,782      21,809
    Virtus Health, Ltd.                                       2,176       9,755
#   Vocus Group, Ltd.                                        42,519     118,612
    Webjet, Ltd.                                              5,776      53,202
#*  Western Areas, Ltd.                                      30,224      57,320
*   Westgold Resources, Ltd.                                 16,111      20,379
#   Westpac Banking Corp.                                   101,833   2,595,737
    Westpac Banking Corp. Sponsored ADR                      12,660     323,969
    Woolworths, Ltd.                                         39,704     847,419
*   WorleyParsons, Ltd.                                      34,325     323,951
    WPP AUNZ, Ltd.                                           25,450      23,442
                                                                    -----------
TOTAL AUSTRALIA                                                      36,894,397
                                                                    -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                       22       2,982
    ANDRITZ AG                                                6,386     390,975
    Atrium European Real Estate, Ltd.                         3,674      17,173
    BUWOG AG                                                 10,479     307,937
#   DO & CO AG                                                  463      33,888
    Erste Group Bank AG                                       4,068     168,516
    Flughafen Wien AG                                           372      14,630
#   IMMOFINANZ AG                                            61,164     148,763
    Kapsch TrafficCom AG                                        369      20,837
    Lenzing AG                                                  501      89,634
    Mayr Melnhof Karton AG                                      188      24,780
    Oesterreichische Post AG                                  3,015     138,622
    Palfinger AG                                                699      32,669

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRIA -- (Continued)
    POLYTEC Holding AG                                           633 $   11,695
#   Porr Ag                                                      822     29,301
*   Raiffeisen Bank International AG                           7,792    229,628
    RHI AG                                                       560     21,130
    Rosenbauer International AG                                  124      7,504
    S IMMO AG                                                  2,929     43,833
#   Semperit AG Holding                                          880     26,883
    Strabag SE                                                   618     27,432
    Telekom Austria AG                                        15,213    137,538
    UNIQA Insurance Group AG                                  13,869    143,576
    Vienna Insurance Group AG Wiener Versicherung Gruppe       4,188    126,071
    Voestalpine AG                                             5,183    262,695
    Wienerberger AG                                           12,254    281,696
    Zumtobel Group AG                                          3,016     59,721
                                                                     ----------
TOTAL AUSTRIA                                                         2,800,109
                                                                     ----------
BELGIUM -- (1.1%)
*   Ablynx NV                                                    408      6,177
    Ageas                                                     22,593  1,017,107
*   AGFA-Gevaert NV                                           23,139    107,887
    Atenor                                                       197     11,242
    Banque Nationale de Belgique                                   8     27,591
    Barco NV                                                   1,085    108,670
    Bekaert SA                                                 5,806    280,823
    bpost SA                                                   9,489    259,773
    Cie d'Entreprises CFE                                        772    113,814
    Cie Immobiliere de Belgique SA                                49      3,051
    Colruyt SA                                                 9,696    543,347
    D'ieteren SA                                               2,462    116,626
    Deceuninck NV                                              4,912     20,068
*   Econocom Group SA                                          9,395     71,799
    Elia System Operator SA                                    1,555     91,190
    Euronav NV                                                 2,543     20,288
    EVS Broadcast Equipment SA                                   964     39,116
#*  Fagron                                                     3,574     48,804
*   Galapagos NV                                                 817     64,907
    Gimv NV                                                      541     34,231
    Ion Beam Applications                                      2,084     73,910
    Jensen-Group NV                                                1         48
    KBC Group NV                                              10,587    875,270
#   Kinepolis Group NV                                         1,425     81,879
#   Lotus Bakeries                                                11     30,729
    Melexis NV                                                 1,621    139,448
#*  Nyrstar NV                                                 3,261     21,176
    Ontex Group NV                                             7,193    246,675
    Orange Belgium SA                                          5,913    145,843
    Picanol                                                       86     10,782
    Proximus SADP                                             20,546    722,495
    Recticel SA                                                2,769     21,828
    Resilux                                                      110     19,536
    Sioen Industries NV                                          656     22,778
*   Telenet Group Holding NV                                   5,069    353,889
    TER Beke SA                                                   62     13,032

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
*   Tessenderlo Group SA                                       4,398 $  193,080
*   ThromboGenics NV                                           1,084      4,061
    UCB SA                                                    11,563    842,040
    Umicore SA                                                13,828  1,110,141
    Van de Velde NV                                              285     15,348
                                                                     ----------
TOTAL BELGIUM                                                         7,930,499
                                                                     ----------
CANADA -- (7.3%)
*   5N Plus, Inc.                                              1,597      3,984
    Absolute Software Corp.                                    3,100     19,767
    Acadian Timber Corp.                                         600      8,855
    Aecon Group, Inc.                                          5,564     67,210
*   Africa Oil Corp.                                          13,871     21,473
#   Ag Growth International, Inc.                                500     22,438
#   AGF Management, Ltd. Class B                               4,402     26,446
    Agnico Eagle Mines, Ltd.(2009823)                         12,298    574,186
    Agnico Eagle Mines, Ltd.(008474108)                        1,200     56,052
    Agrium, Inc.(008916108)                                    3,031    303,403
    Agrium, Inc.(2213538)                                      5,112    511,549
#   AGT Food & Ingredients, Inc.                               2,100     42,834
    Aimia, Inc.                                               40,823     47,478
#   AirBoss of America Corp.                                     900      9,565
*   Alacer Gold Corp.                                         24,051     40,125
    Alamos Gold, Inc. Class A(011532108)                       3,328     23,598
    Alamos Gold, Inc. Class A(BZ3DNP6)                        23,633    167,379
#   Alaris Royalty Corp.                                       4,389     79,349
    Algonquin Power & Utilities Corp.                         37,600    402,012
    Alimentation Couche-Tard, Inc. Class B                    18,770    890,060
#   AltaGas, Ltd.                                              2,951     68,689
    Altus Group, Ltd.                                            589     12,075
*   Amaya, Inc.                                               10,557    187,219
    Andrew Peller, Ltd. Class A                                4,800     42,735
*   Argonaut Gold, Inc.                                        4,400      7,729
#*  Asanko Gold, Inc.                                         10,852     13,579
*   ATS Automation Tooling Systems, Inc.                       7,150     76,848
*   AuRico Metals, Inc.(05157J108)                             1,541      1,467
*   AuRico Metals, Inc.(BYR52G5)                               4,409      4,173
#   AutoCanada, Inc.                                           2,455     39,540
#*  Avigilon Corp.                                             3,200     36,395
*   B2Gold Corp.                                              80,200    201,344
#   Badger Daylighting, Ltd.                                   2,900     61,594
    Bank of Montreal(2076009)                                 24,263  1,840,232
    Bank of Montreal(063671101)                                1,698    128,827
    Bank of Nova Scotia (The)(064149107)                       6,491    404,454
    Bank of Nova Scotia (The)(2076281)                        38,993  2,429,185
    Barrick Gold Corp.(2024644)                                8,600    145,408
    Barrick Gold Corp.(067901108)                             30,646    518,224
    BCE, Inc.(B188TH2)                                         3,508    164,657
    BCE, Inc.(05534B760)                                       5,779    271,208
#   Bird Construction, Inc.                                    4,800     32,610
#   Black Diamond Group, Ltd.                                  1,100      2,347
*   BlackBerry, Ltd.(09228F103)                               20,049    188,060
*   BlackBerry, Ltd.(BCBHZ31)                                 12,674    118,836

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------- --------
CANADA -- (Continued)
*   Bombardier, Inc. Class A                                  23,800 $ 48,679
*   Bombardier, Inc. Class B                                 179,696  361,770
    Boralex, Inc. Class A                                      9,800  175,052
    BRP, Inc.                                                  1,887   60,466
    CAE, Inc.(2162760)                                        46,008  779,747
    CAE, Inc.(124765108)                                       9,562  162,267
#*  Calfrac Well Services, Ltd.                                3,616    9,803
    Calian Group, Ltd.                                           800   17,954
#   Callidus Capital Corp.                                       900   10,965
    Cameco Corp.(2166160)                                     24,420  250,125
    Cameco Corp.(13321L108)                                   11,188  114,677
    Canaccord Genuity Group, Inc.                              6,570   33,041
    Canadian Imperial Bank of Commerce(2170525)               10,229  887,894
    Canadian Imperial Bank of Commerce(136069101)              4,702  408,322
    Canadian Tire Corp., Ltd. Class A                          4,699  536,366
#   Canadian Western Bank                                      4,282   96,167
*   Canfor Corp.                                               8,714  146,218
    Canfor Pulp Products, Inc.                                 4,200   39,785
#   CanWel Building Materials Group, Ltd.                      2,623   12,939
#*  Capstone Mining Corp.                                     19,300   18,576
    Cara Operations, Ltd.                                        900   16,928
    Cascades, Inc.                                             8,500  104,788
    CCL Industries, Inc. Class B                              19,075  914,468
*   Celestica, Inc.(15101Q108)                                 4,129   49,094
*   Celestica, Inc.(2263362)                                   4,122   48,998
    Centerra Gold, Inc.                                       13,949   74,400
*   Cequence Energy, Ltd.                                      4,200      590
    CES Energy Solutions Corp.                                10,381   53,039
*   CGI Group, Inc. Class A(39945C109)                         7,506  396,392
*   CGI Group, Inc. Class A(2159740)                           2,600  137,283
    Chesswood Group, Ltd.                                      1,100   11,937
*   China Gold International Resources Corp., Ltd.            28,871   43,998
#   CI Financial Corp.                                        26,200  570,758
#   Cineplex, Inc.                                             5,335  210,405
    Clearwater Seafoods, Inc.                                  1,100    9,829
    Cogeco Communications, Inc.                                1,900  132,737
    Cogeco, Inc.                                                 829   50,787
    Colliers International Group, Inc.                         4,381  235,961
    Computer Modelling Group, Ltd.                             7,976   60,584
#   Cona Resources, Ltd.                                       3,700    9,052
    Constellation Software, Inc.                               1,435  773,064
#*  Copper Mountain Mining Corp.                              14,100   11,309
    Corus Entertainment, Inc. Class B                         19,452  215,934
    Cott Corp.(2228952)                                       11,072  171,841
    Cott Corp.(22163N106)                                      3,900   60,606
*   CRH Medical Corp.                                          3,800   12,466
#*  Delphi Energy Corp.                                        4,200    4,144
*   Descartes Systems Group, Inc. (The)                        3,300   82,794
*   Detour Gold Corp.                                         12,213  153,599
#   DHX Media, Ltd.(BRF12P5)                                   2,300   11,991
    DHX Media, Ltd.(BRF12N3)                                   3,721   19,370
    Dollarama, Inc.                                            5,672  554,439
    Dominion Diamond Corp.                                     8,800  123,803

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Dorel Industries, Inc. Class B                             4,728 $  124,917
*   DREAM Unlimited Corp. Class A                              3,000     17,734
*   Dundee Precious Metals, Inc.                               3,100      6,539
    ECN Capital Corp.                                         23,206     73,708
    Eldorado Gold Corp.                                       41,427     87,722
    Element Fleet Management Corp.                            16,220    122,813
    Empire Co., Ltd. Class A                                  22,672    368,426
#   Enbridge Income Fund Holdings, Inc.                        9,980    256,474
    Enbridge, Inc.(29250N105)                                 24,401  1,011,665
    Enbridge, Inc.(2466149)                                   12,695    526,230
*   Endeavour Mining Corp.                                     4,628     88,132
#*  Endeavour Silver Corp.                                     7,913     23,991
    Enercare, Inc.                                             9,700    162,918
    Enerflex, Ltd.                                            14,447    199,772
#*  Energy Fuels, Inc.                                           205        365
    Enghouse Systems, Ltd.                                     2,000     85,711
    Ensign Energy Services, Inc.                              20,044    107,234
#   Equitable Group, Inc.                                        600     26,363
*   Essential Energy Services Trust                           12,100      5,823
    Evertz Technologies, Ltd.                                  3,500     49,830
    Exco Technologies, Ltd.                                    3,824     33,984
#   Extendicare, Inc.                                          4,400     33,492
    Fairfax Financial Holdings, Ltd.                           1,100    524,533
    Fiera Capital Corp.                                        3,100     35,805
    Finning International, Inc.                               15,196    305,809
    Firm Capital Mortgage Investment Corp.                     2,400     26,084
    First Capital Realty, Inc.                                 9,700    158,717
#   First National Financial Corp.                               700     14,036
    First Quantum Minerals, Ltd.                              34,128    377,206
    FirstService Corp.                                         4,115    265,202
*   Fortuna Silver Mines, Inc.                                12,900     64,461
#   Freehold Royalties, Ltd.                                   2,300     26,233
    Gamehost, Inc.                                               900      6,699
*   GDI Integrated Facility Services, Inc.                       900     11,009
#   Genworth MI Canada, Inc.                                   5,691    166,017
    George Weston, Ltd.                                        3,100    270,751
    Gluskin Sheff + Associates, Inc.                           1,900     25,862
*   GMP Capital, Inc.                                          1,837      4,420
    goeasy, Ltd.                                                 500     11,201
    Goldcorp, Inc.(380956409)                                 14,543    190,950
    Goldcorp, Inc.(2676302)                                   15,040    197,477
*   Golden Star Resources, Ltd.                                2,800      1,909
*   Gran Tierra Energy, Inc.                                   4,015      9,436
    Granite Oil Corp.                                          1,300      4,827
    Great-West Lifeco, Inc.                                   11,500    328,189
    Guardian Capital Group, Ltd. Class A                         950     20,573
*   Guyana Goldfields, Inc.                                   10,134     39,097
*   Heroux-Devtek, Inc.                                        2,177     23,171
    High Liner Foods, Inc.                                     1,530     20,801
#   Home Capital Group, Inc.                                   4,800     53,130
#   Horizon North Logistics, Inc.                              2,100      2,223
    HudBay Minerals, Inc.                                     11,516     89,412
#   Hudson's Bay Co.                                           4,625     39,582

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
    Hydro One, Ltd.                                          15,377 $  275,781
*   IAMGOLD Corp.                                            45,400    245,071
    IGM Financial, Inc.                                       7,600    255,782
*   Imperial Metals Corp.                                     2,300      7,047
*   Indigo Books & Music, Inc.                                1,191     14,855
    Industrial Alliance Insurance & Financial Services,
    Inc.                                                     14,802    686,704
    Innergex Renewable Energy, Inc.                          13,771    161,596
    Intact Financial Corp.                                    3,000    233,046
    Inter Pipeline, Ltd.                                     19,999    394,927
*   Interfor Corp.                                            6,542    101,849
    Intertape Polymer Group, Inc.                             6,700    129,137
*   Ivanhoe Mines, Ltd. Class A                              33,600    132,594
    Jean Coutu Group PJC, Inc. (The) Class A                  5,900     98,337
    Just Energy Group, Inc.                                   9,022     48,412
    K-Bro Linen, Inc.                                           600     19,370
    Keyera Corp.                                              4,265    133,278
*   Kinaxis, Inc.                                               900     57,887
*   Kinross Gold Corp.(496902404)                             7,386     30,430
*   Kinross Gold Corp.(B03Z841)                             134,185    553,207
    Kirkland Lake Gold, Ltd.                                 13,336    138,200
*   Klondex Mines, Ltd.                                      13,399     42,666
*   Knight Therapeutics, Inc.                                11,682     88,921
    KP Tissue, Inc.                                           1,100     12,387
#   Labrador Iron Ore Royalty Corp.                           5,500     75,966
    Lassonde Industries, Inc. Class A                           200     38,468
    Laurentian Bank of Canada                                 2,844    123,569
    Leon's Furniture, Ltd.                                    1,536     22,225
    Linamar Corp.                                             3,357    183,985
#   Liquor Stores N.A., Ltd.                                  2,065     16,580
    Loblaw Cos., Ltd.                                         7,910    430,783
    Lucara Diamond Corp.                                     13,875     29,826
    Lundin Mining Corp.                                      68,700    494,276
#   MacDonald Dettwiler & Associates, Ltd.                    4,443    251,987
    Magellan Aerospace Corp.                                  2,300     36,730
    Magna International, Inc.(2554475)                        8,200    391,074
    Magna International, Inc.(559222401)                      2,799    133,484
#*  Mainstreet Equity Corp.                                     540     16,238
    Mainstreet Health Investments, Inc.                       1,200     11,040
*   Major Drilling Group International, Inc.                  9,800     64,770
#   Mandalay Resources Corp.                                  2,500        782
    Manulife Financial Corp.                                 49,066  1,010,640
    Medical Facilities Corp.                                  1,300     13,597
    Metro, Inc.                                              14,673    497,005
*   Mitel Networks Corp.                                      8,500     72,404
    Morguard Corp.                                              253     34,908
    Morneau Shepell, Inc.                                     8,101    134,307
    MTY Food Group, Inc.                                      1,200     45,295
    Mullen Group, Ltd.                                       15,989    204,680
#   National Bank of Canada                                  29,375  1,322,965
    Nevsun Resources, Ltd.                                    3,438      9,317
    New Flyer Industries, Inc.                                4,278    174,414
*   New Gold, Inc.                                           49,898    166,894
#*  Newalta Corp.                                             5,580      5,684

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Norbord, Inc.                                              3,900 $  138,420
    North American Energy Partners, Inc.                       1,900      8,075
    North West Co., Inc. (The)                                 4,605    112,803
    OceanaGold Corp.                                          58,209    159,208
    Open Text Corp.(683715106)                                 8,020    268,670
    Open Text Corp.(2260824)                                   5,600    187,303
    Osisko Gold Royalties, Ltd.                               12,800    164,370
    Pan American Silver Corp.(697900108)                       9,665    162,855
    Pan American Silver Corp.(2669272)                         4,500     75,797
    Parkland Fuel Corp.                                        5,327    114,295
    Pason Systems, Inc.                                          100      1,460
    Pembina Pipeline Corp.(B4PPQG5)                            5,074    173,023
#   Pembina Pipeline Corp.(B4PT2P8)                            3,500    119,282
*   PHX Energy Services Corp.                                  2,100      3,470
#   Pizza Pizza Royalty Corp.                                  1,856     24,965
#*  Platinum Group Metals, Ltd.                                3,900      2,847
#   PrairieSky Royalty, Ltd.                                  13,800    342,689
*   Precision Drilling Corp.(B5YPLH9)                         37,350    108,448
*   Precision Drilling Corp.(74022D308)                       12,221     35,685
*   Premier Gold Mines, Ltd.                                  21,100     57,372
    Premium Brands Holdings Corp.                              2,300    166,087
#*  Primero Mining Corp.                                       7,744      2,795
    Quarterhill, Inc.                                          9,000     12,922
    Quebecor, Inc. Class B                                    12,209    423,141
#*  Questerre Energy Corp. Class A                             7,500      4,452
    Reitmans Canada, Ltd. Class A                                700      2,566
    Restaurant Brands International, Inc.                      8,100    482,589
    Richelieu Hardware, Ltd.                                   2,553     66,612
    Ritchie Bros Auctioneers, Inc.(2345390)                    5,162    145,741
    Ritchie Bros Auctioneers, Inc.(767744105)                  4,100    115,743
*   RMP Energy, Inc.                                           7,100      3,417
    Rogers Communications, Inc. Class B(2169051)               3,000    155,998
    Rogers Communications, Inc. Class B(775109200)            12,677    659,204
    Royal Bank of Canada(2754383)                             31,679  2,363,316
    Royal Bank of Canada(780087102)                           15,119  1,127,273
#   Russel Metals, Inc.                                        5,800    116,023
#*  Sabina Gold & Silver Corp.                                10,300     18,671
#*  Sandstorm Gold, Ltd.                                      14,300     58,955
    Sandvine Corp.                                            16,000     56,210
    Saputo, Inc.                                               7,264    246,222
    Savaria Corp.                                              1,300     15,536
    Secure Energy Services, Inc.                              27,095    204,720
*   SEMAFO, Inc.                                              33,500     80,878
    Shaw Communications, Inc. Class B(2801836)                24,250    539,948
    Shaw Communications, Inc. Class B(82028K200)               7,734    172,236
    ShawCor, Ltd.                                              7,300    163,595
*   Sherritt International Corp.                              15,914     10,977
#   Sienna Senior Living, Inc.                                 1,738     23,963
*   Sierra Wireless, Inc.(826516106)                             995     29,353
*   Sierra Wireless, Inc.(2418968)                             1,500     44,167
*   Silver Standard Resources, Inc.                            4,994     48,548
    Sleep Country Canada Holdings, Inc.                        2,200     66,931
    SNC-Lavalin Group, Inc.                                   10,949    482,221

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
#*  Spartan Energy Corp.                                       2,667 $   13,668
#*  Spin Master Corp.                                          1,300     39,852
    Sprott, Inc.                                              15,700     28,837
    Stantec, Inc.(2854238)                                     8,658    220,278
    Stantec, Inc.(85472N109)                                   2,509     63,980
    Stella-Jones, Inc.                                         2,771     96,971
    Stuart Olson, Inc.                                         1,000      4,267
#   Student Transportation, Inc.                               2,312     13,611
    Sun Life Financial, Inc.(866796105)                        4,997    191,535
    Sun Life Financial, Inc.(2566124)                         14,911    571,444
*   SunOpta, Inc.(8676EP108)                                   3,796     36,062
#*  SunOpta, Inc.(2817510)                                     5,100     48,679
    Superior Plus Corp.                                       17,298    151,648
    Tahoe Resources, Inc.(873868103)                           1,089      5,957
    Tahoe Resources, Inc.(B5B9KV1)                            13,435     73,492
*   Taseko Mines, Ltd.                                         5,100      7,609
    TELUS Corp.                                                4,708    170,043
#*  Tembec, Inc.                                                 500      1,821
*   Teranga Gold Corp.                                         4,340     11,105
    TFI International, Inc.                                    6,457    151,798
#*  Theratechnologies, Inc.                                    2,700     16,892
    Thomson Reuters Corp.                                      1,829     83,767
    TMX Group, Ltd.                                            1,626     86,207
*   Torex Gold Resources, Inc.                                 8,000    145,851
    Toromont Industries, Ltd.                                  8,100    300,741
    Toronto-Dominion Bank (The)(2897222)                      32,240  1,661,973
    Toronto-Dominion Bank (The)(891160509)                    10,509    541,634
    Torstar Corp. Class B                                      1,400      1,639
    Total Energy Services, Inc.                                7,155     69,439
    TransAlta Renewables, Inc.                                11,200    131,337
    Transcontinental, Inc. Class A                             7,300    148,840
*   TransGlobe Energy Corp.                                    3,755      5,120
#*  Trevali Mining Corp.                                      15,000     15,520
*   Trican Well Service, Ltd.                                 54,460    159,438
    Tricon Capital Group, Inc.                                 2,900     24,424
*   Trinidad Drilling, Ltd.                                   26,058     37,412
#   Uni-Select, Inc.                                           4,519    105,477
    Valener, Inc.                                              4,200     72,630
    Veresen, Inc.                                              6,400     93,478
    Wajax Corp.                                                1,800     33,856
    West Fraser Timber Co., Ltd.                               7,293    387,537
*   Western Energy Services Corp.                              3,100      3,581
    Western Forest Products, Inc.                             42,532     84,603
    WestJet Airlines, Ltd.                                     1,100     21,925
    Westshore Terminals Investment Corp.                       8,853    167,580
    Wheaton Precious Metals Corp.(962879102)                  10,365    210,513
    Wheaton Precious Metals Corp.(BF13KN5)                    11,900    241,293
    Winpak, Ltd.                                               3,011    129,279
    WSP Global, Inc.                                          11,445    464,593
*   Xtreme Drilling Corp.                                        500        802
    Yamana Gold, Inc.(2219279)                                73,972    192,829
    Yamana Gold, Inc.(98462Y100)                               1,399      3,637
#*  Yellow Pages, Ltd.                                         2,947     15,459

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    ZCL Composites, Inc.                                      2,300 $    24,499
                                                                    -----------
TOTAL CANADA                                                         54,375,950
                                                                    -----------
DENMARK -- (2.3%)
    ALK-Abello A.S.                                             328      51,697
#   Alm Brand A.S.                                            7,943      79,627
    Ambu A.S. Class B                                         2,290     149,113
*   Bang & Olufsen A.S.                                       3,097      54,189
    BankNordik P/F                                              744      15,039
#*  Bavarian Nordic A.S.                                      1,738     113,771
    Chr Hansen Holding A.S.                                  15,827   1,274,569
    Coloplast A.S. Class B                                    3,965     340,628
    Danske Bank A.S.                                         23,337     945,094
#   FLSmidth & Co. A.S.                                       5,451     333,625
*   Genmab A.S.                                                 944     214,535
    GN Store Nord A.S.                                       12,906     392,551
#   H Lundbeck A.S.                                           2,698     161,777
    IC Group A.S.                                               435       9,943
    ISS A.S.                                                 16,151     662,107
*   Jeudan A.S.                                                 126      14,084
    Jyske Bank A.S.                                           6,702     420,057
    Matas A.S.                                                4,256      65,681
*   NKT A.S.                                                  2,687     236,038
    NNIT A.S.                                                   351      11,228
    Nordjyske Bank A.S.                                       1,141      21,805
    Novo Nordisk A.S. Class B                                92,515   3,934,609
    Novo Nordisk A.S. Sponsored ADR                          14,665     621,796
#   Novozymes A.S. Class B                                   13,938     643,593
#   Pandora A.S.                                              6,922     796,643
#   Per Aarsleff Holding A.S.                                 2,674      66,698
    Ringkjoebing Landbobank A.S.                              1,770      93,187
    Royal Unibrew A.S.                                        3,728     185,754
    RTX A.S.                                                    814      21,003
    Schouw & Co. AB                                           1,372     150,657
    SimCorp A.S.                                              3,615     226,039
    Solar A.S. Class B                                          915      54,491
    Spar Nord Bank A.S.                                       5,069      68,126
    Sydbank A.S.                                              8,026     334,332
    TDC A.S.                                                103,494     638,615
*   TK Development A.S.                                       6,708      11,417
*   Topdanmark A.S.                                           7,106     242,803
    Tryg A.S.                                                13,908     313,379
    United International Enterprises                            187      39,408
    Vestas Wind Systems A.S.                                 25,183   2,461,182
#*  William Demant Holding A.S.                              14,646     389,129
#*  Zealand Pharma A.S.                                       1,645      32,739
                                                                    -----------
TOTAL DENMARK                                                        16,892,758
                                                                    -----------
FINLAND -- (1.6%)
    Ahlstrom-Munksjo Oyj                                      1,090      22,490
    Aktia Bank Oyj                                            1,151      12,534
    Alma Media Oyj                                            1,118       8,574

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
FINLAND -- (Continued)
    Amer Sports Oyj                                           13,291 $  357,011
#   Asiakastieto Group Oyj                                       569     14,752
    Aspo Oyj                                                   1,052     11,230
    Atria Oyj                                                    677      9,055
*   BasWare Oyj                                                  341     16,232
#   Bittium Oyj                                                1,503     13,243
    Cargotec Oyj Class B                                       5,502    335,911
#*  Caverion Corp.                                             8,371     70,033
    Cramo Oyj                                                  4,669    133,944
    Elisa Oyj                                                 15,164    624,254
    F-Secure Oyj                                               7,920     35,982
    Fiskars Oyj Abp                                            2,051     51,524
    HKScan Oyj Class A                                         1,428      5,103
    Huhtamaki Oyj                                             12,318    477,332
    Kemira Oyj                                                10,428    131,442
    Kesko Oyj Class A                                            985     49,968
    Kesko Oyj Class B                                          9,855    498,309
    Kone Oyj Class B                                          20,430  1,064,144
    Konecranes Oyj                                             4,256    189,886
    Lassila & Tikanoja Oyj                                     2,236     50,958
    Lemminkainen Oyj                                             586     17,566
#   Metsa Board Oyj                                           15,946    112,796
    Metso Oyj                                                 13,407    426,527
    Neste Oyj                                                 19,027    824,897
#   Nokia Oyj(5902941)                                       138,615    884,528
    Nokia Oyj(5946455)                                         4,241     27,111
    Nokia Oyj Sponsored ADR                                   20,507    131,040
    Nokian Renkaat Oyj                                         4,795    195,513
    Olvi Oyj Class A                                           1,161     40,826
    Oriola Oyj Class B                                        15,012     64,389
    Orion Oyj Class A                                          1,172     59,437
    Orion Oyj Class B                                         10,131    512,028
    Outokumpu Oyj                                             27,977    235,095
*   Outotec Oyj                                               16,733    109,144
    Ponsse Oy                                                    919     26,663
*   Poyry Oyj                                                    706      4,041
    Raisio Oyj Class V                                         7,663     32,094
    Ramirent Oyj                                              11,559    115,220
    Sampo Oyj Class A                                         26,116  1,428,325
    Sanoma Oyj                                                10,217     94,902
    SRV Group OYJ                                              3,096     16,523
*   Stockmann Oyj Abp Class B                                  4,541     39,316
    Technopolis Oyj                                            9,399     40,724
    Teleste Oyj                                                1,086     10,344
    Tieto Oyj                                                  5,519    175,085
    Tikkurila Oyj                                              1,578     33,655
    UPM-Kymmene Oyj                                           21,261    578,790
    Uponor Oyj                                                 4,752     76,729
    Vaisala Oyj Class A                                          466     22,411
    Valmet Oyj                                                11,352    206,930
    Wartsila Oyj Abp                                          17,177  1,141,552

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
FINLAND -- (Continued)
    YIT Oyj                                                   8,109 $    68,862
                                                                    -----------
TOTAL FINLAND                                                        11,936,974
                                                                    -----------
FRANCE -- (8.4%)
    ABC Arbitrage                                             2,990      21,674
    Aeroports de Paris                                        1,538     260,283
    Airbus SE                                                25,743   2,150,997
    Akka Technologies                                           800      43,696
    Albioma SA                                                2,882      67,720
    Alstom SA                                                11,614     416,085
    Altamir                                                   1,314      26,149
    Alten SA                                                  4,727     408,096
    Altran Technologies SA                                   22,562     396,717
    Amundi SA                                                 2,407     186,163
*   Antalis International SAS                                   197         448
    April SA                                                  1,239      19,066
    Arkema SA                                                 4,543     517,154
    Assystem                                                  1,437      55,120
    Atos SE                                                  11,487   1,746,433
    Aubay                                                       396      14,393
    AXA SA                                                   60,959   1,800,331
#   AXA SA Sponsored ADR                                      2,900      85,463
    Axway Software SA                                           559      16,055
    Bastide le Confort Medical                                  245      11,453
    Beneteau SA                                               2,567      44,069
    BioMerieux                                                  447      98,498
    BNP Paribas SA                                           35,662   2,763,650
    Boiron SA                                                   762      71,383
    Bollore SA                                               36,754     170,525
    Bonduelle SCA                                             1,054      40,500
    Bouygues SA                                              12,419     532,454
    Bureau Veritas SA                                        28,539     650,251
    Capgemini SE                                              6,058     659,531
    Carrefour SA                                             43,431   1,043,219
    Casino Guichard Perrachon SA                              4,859     296,356
*   Cegedim SA                                                  320      12,213
#*  CGG SA                                                    1,703       7,521
*   CGG SA Sponsored ADR                                        174         827
    Chargeurs SA                                              2,377      68,934
    Christian Dior SE                                         2,934     835,468
    Cie des Alpes                                               550      17,969
    Cie Plastic Omnium SA                                     3,807     146,502
    CNP Assurances                                           12,331     297,691
*   Coface SA                                                 9,682      91,550
    Credit Agricole SA                                       51,008     895,310
    Danone SA                                                19,320   1,441,662
    Dassault Aviation SA                                         89     133,624
    Dassault Systemes SE                                      8,093     793,904
    Dassault Systemes SE Sponsored ADR                        1,000      97,900
    Derichebourg SA                                           9,552      83,684
    Devoteam SA                                                 548      49,731
#   Edenred                                                  30,961     813,898
    Eiffage SA                                                9,058     877,409

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Elior Group                                               10,362 $  275,038
    Essilor International SA                                   5,338    675,826
*   Esso SA Francaise                                            533     35,835
    Euler Hermes Group                                           920    109,986
    Eurofins Scientific SE                                       741    412,773
    Europcar Groupe SA                                         1,710     24,898
    Eutelsat Communications SA                                32,540    880,670
#   Exel Industries Class A                                      192     22,949
    Faurecia                                                   9,616    533,958
*   Fnac Darty SA                                              1,456    137,989
    Gaztransport Et Technigaz SA                                 327     15,586
    GL Events                                                    729     21,630
    Groupe Crit                                                  565     54,136
    Groupe Eurotunnel SE                                      19,580    217,115
#   Guerbet                                                      573     51,567
    Haulotte Group SA                                          1,070     18,836
    Havas SA                                                   9,578    104,904
    Hermes International                                       1,172    593,635
*   ID Logistics Group                                           200     32,307
    Iliad SA                                                   2,164    536,833
    Imerys SA                                                  1,802    156,205
    Ingenico Group SA                                          7,426    778,952
    Interparfums SA                                              618     24,562
    Ipsen SA                                                   3,249    415,855
    IPSOS                                                      2,927    101,084
    Jacquet Metal Service                                      1,384     38,678
#   JCDecaux SA                                                3,132    111,536
    Kering                                                       804    281,015
    Korian SA                                                  3,630    120,022
    L'Oreal SA                                                12,920  2,676,769
    Lagardere SCA                                             14,441    474,468
    Le Noble Age                                                 374     22,141
    Lectra                                                     2,106     60,569
    Legrand SA                                                11,891    821,402
#   Linedata Services                                            313     18,233
    LISI                                                       1,964     94,685
    LVMH Moet Hennessy Louis Vuitton SE                       12,388  3,111,723
    Maisons France Confort SA                                    226     16,578
    Manitou BF SA                                                582     20,410
    Mersen SA                                                    738     27,268
    Metropole Television SA                                    8,229    199,103
    MGI Coutier                                                1,450     58,322
    Natixis SA                                                58,994    428,683
#   Neopost SA                                                 3,375    154,761
    Nexans SA                                                  2,304    131,983
    Nexity SA                                                  4,214    226,022
*   NRJ Group                                                    962     12,733
#   Oeneo SA                                                   3,099     34,547
*   Onxeo SA                                                   3,372     16,132
    Orange SA                                                100,180  1,685,716
#   Orange SA Sponsored ADR                                    5,900     99,415
    Orpea                                                      2,729    312,943
    Pernod Ricard SA                                           2,808    389,593

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
    Peugeot SA                                               64,904 $1,396,132
    Plastivaloire                                               798     20,524
    Publicis Groupe SA                                       11,375    860,137
    Rallye SA                                                 2,863     60,845
#   Remy Cointreau SA                                         1,575    181,174
    Renault SA                                               10,976    988,849
    Rexel SA                                                 52,633    833,467
    Rubis SCA                                                 8,408    535,186
    Safran SA                                                14,178  1,341,390
    Samse SA                                                      4        702
    Sanofi                                                   26,740  2,548,028
    Sartorius Stedim Biotech                                  2,358    168,013
    Savencia SA                                                 419     41,673
    Schneider Electric SE(4834108)                           15,023  1,179,053
    Schneider Electric SE(B11BPS1)                              278     21,919
    SCOR SE                                                  22,775    960,555
    SEB SA                                                    1,533    272,727
#*  Sequana SA                                                  986      1,095
    SES SA                                                   43,700  1,028,006
*   SFR Group SA                                              9,724    361,951
    Societe BIC SA                                            2,044    239,753
    Societe Generale SA                                      29,366  1,721,867
    Sodexo SA                                                 5,730    676,883
*   SOITEC                                                    1,407     89,338
#*  Solocal Group                                            33,040     33,256
    Somfy SA                                                    360     34,114
    Sopra Steria Group                                        2,124    367,314
    SPIE SA                                                   3,137     88,173
*   Stallergenes Greer P.L.C.                                   162      6,885
*   Ste Industrielle d'Aviation Latecoere SA                  7,936     40,847
    Stef SA                                                     339     37,679
    Suez                                                     27,409    495,589
    Sword Group                                                 269     11,048
    Synergie SA                                               1,254     59,418
    Tarkett SA                                                2,686    111,205
    Technicolor SA                                           28,227    102,617
    Teleperformance                                           5,798    807,850
    Television Francaise 1                                   17,258    252,513
    Tessi SA                                                     91     16,674
    Thales SA                                                 6,595    730,119
    Thermador Groupe                                            126     13,873
    Total Gabon                                                  24      3,787
    Trigano SA                                                1,235    162,405
*   Ubisoft Entertainment SA                                  9,285    587,513
    Union Financiere de France BQE SA                           355     12,134
    Valeo SA                                                  8,615    596,490
#*  Vallourec SA                                             44,192    261,422
#*  Valneva SE                                                  115        400
    Vetoquinol SA                                               192     11,932
    VIEL & Cie SA                                               300      2,071
    Vilmorin & Cie SA                                           756     66,644
    Vinci SA                                                 19,223  1,721,350
*   Virbac SA                                                   170     30,342

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                 SHARES   VALUE++
                                                 ------ -----------
FRANCE -- (Continued)
    Vivendi SA                                   41,220 $   952,744
*   Worldline SA                                  4,754     193,209
    Zodiac Aerospace                              8,838     252,746
                                                        -----------
TOTAL FRANCE                                             62,751,938
                                                        -----------
GERMANY -- (6.9%)
    Aareal Bank AG                                6,713     279,989
    Adidas AG                                     7,418   1,694,228
*   ADLER Real Estate AG                          2,634      41,284
    ADO Properties SA                               330      14,896
#*  ADVA Optical Networking SE                    3,656      27,844
#*  AIXTRON SE                                    8,041      71,555
    Allgeier SE                                     500      13,395
    Allianz SE                                   15,111   3,221,031
    Allianz SE Sponsored ADR                     10,000     213,500
    Amadeus Fire AG                                 580      53,573
    Atoss Software AG                               148      13,420
    Aurubis AG                                    5,308     472,534
#   Axel Springer SE                              4,716     299,461
    BASF SE                                      35,121   3,343,517
    Basler AG                                        36       6,800
    Bauer AG                                      1,372      38,046
    Bayerische Motoren Werke AG                  17,004   1,562,318
    BayWa AG                                      1,184      43,814
    Bechtle AG                                    2,300     165,556
    Beiersdorf AG                                 4,465     489,984
#   Bertrandt AG                                    737      70,188
    Bijou Brigitte AG                               249      17,240
#   Bilfinger SE                                  4,468     182,566
*   Biotest AG                                      333      10,841
    Borussia Dortmund GmbH & Co. KGaA             5,615      39,710
    Brenntag AG                                  19,612   1,111,357
#   CANCOM SE                                     1,080      71,026
    Carl Zeiss Meditec AG                         1,743      93,326
    CENIT AG                                        504      14,014
    CENTROTEC Sustainable AG                        845      18,701
    Cewe Stiftung & Co. KGAA                        719      63,624
    Comdirect Bank AG                             2,270      28,630
*   Commerzbank AG                               44,144     577,412
    CompuGroup Medical SE                         3,401     202,609
*   Constantin Medien AG                          3,713       8,168
    Continental AG                                2,881     648,996
    Covestro AG                                   6,871     532,834
    CropEnergies AG                               1,674      18,002
    CTS Eventim AG & Co. KGaA                     4,945     229,203
    Daimler AG                                   40,980   2,871,254
    Delticom AG                                      86       1,576
    Deutsche Bank AG(5750355)                    28,276     503,529
    Deutsche Bank AG(D18190898)                  30,192     538,625
    Deutsche Beteiligungs AG                        919      43,295
    Deutsche Boerse AG                            6,480     676,623
#   Deutsche EuroShop AG                          3,583     149,213
    Deutsche Post AG                             21,512     834,505

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    Deutsche Telekom AG                                       79,171 $1,446,354
    Deutsche Telekom AG Sponsored ADR                          6,013    109,737
    Deutsche Wohnen AG                                        15,312    606,805
    Deutz AG                                                   8,957     66,495
*   Dialog Semiconductor P.L.C.                                9,794    426,794
    DIC Asset AG                                               6,925     74,680
#   Diebold Nixdorf AG                                           144     12,257
    DMG Mori AG                                                2,478    146,343
    Dr Hoenle AG                                                 323     13,637
    Draegerwerk AG & Co. KGaA                                    245     19,934
    Drillisch AG                                               3,292    220,216
    Duerr AG                                                   2,994    364,779
    Elmos Semiconductor AG                                     1,078     26,279
#   ElringKlinger AG                                           1,506     26,271
    Evonik Industries AG                                       4,149    141,305
*   Evotec AG                                                  6,271     90,364
#   Fielmann AG                                                1,506    120,953
    Fraport AG Frankfurt Airport Services Worldwide            2,178    218,103
    Freenet AG                                                11,211    378,426
    Fresenius Medical Care AG & Co. KGaA                       6,972    657,463
    Fresenius Medical Care AG & Co. KGaA ADR                   6,891    324,428
    Fresenius SE & Co. KGaA                                   15,083  1,273,076
    Fuchs Petrolub SE                                          3,256    171,274
#   GEA Group AG                                              12,096    491,595
#   Gerry Weber International AG                               3,580     45,678
    Gesco AG                                                     633     20,066
#   GFT Technologies SE                                        1,964     36,508
    Grammer AG                                                 1,340     76,134
*   H&R GmbH & Co. KGaA                                           97      1,319
    Hamburger Hafen und Logistik AG                            2,202     61,585
    Hannover Rueck SE                                          2,037    257,107
*   Hapag-Lloyd AG                                               464     18,347
#*  Heidelberger Druckmaschinen AG                            33,453    113,908
    Hella KGaA Hueck & Co.                                     2,600    137,481
    Henkel AG & Co. KGaA                                       1,607    202,175
    Hochtief AG                                                  983    175,459
    Hornbach Baumarkt AG                                       1,036     38,512
    Hugo Boss AG                                               6,754    509,443
    Indus Holding AG                                           2,258    169,001
    Isra Vision AG                                               197     36,076
    Jenoptik AG                                                4,264    117,482
#   K+S AG                                                    20,303    527,942
    KION Group AG                                              7,656    664,336
#   Koenig & Bauer AG                                          1,638    128,318
*   Kontron AG                                                 4,419     18,198
    Krones AG                                                  1,520    189,116
    KWS Saat SE                                                  254    103,181
    Lanxess AG                                                 5,186    399,913
    LEG Immobilien AG                                          5,582    536,739
    Leifheit AG                                                  566     22,416
    Leoni AG                                                   3,481    205,896
#*  LPKF Laser & Electronics AG                                1,858     20,233
    MAN SE                                                     1,002    110,961

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
#*  Manz AG                                                      207 $    8,213
    Merck KGaA                                                 3,946    433,001
    Metro AG                                                  16,499    185,406
*   Metro Wholesale & Food Specialist AG                      16,499    333,305
    MLP AG                                                     7,307     53,524
    MTU Aero Engines AG                                        4,890    716,648
    Muenchener Rueckversicherungs-Gesellschaft AG              5,555  1,193,211
    Nemetschek SE                                              1,469    113,994
    Nexus AG                                                     130      4,000
#*  Nordex SE                                                  6,250     85,339
    Norma Group SE                                             4,205    255,006
    OHB SE                                                       453     16,234
    OSRAM Licht AG                                             4,737    394,780
#   paragon AG                                                   163     11,839
*   Patrizia Immobilien AG                                     3,387     61,182
    Pfeiffer Vacuum Technology AG                                466     79,025
    PNE Wind AG                                                7,350     23,024
#   ProSiebenSat.1 Media SE                                   32,984  1,317,844
    Puma SE                                                      147     58,932
    QIAGEN NV(BYXS699)                                        11,715    388,572
    QIAGEN NV(N72482123)                                       2,224     73,042
#   QSC AG                                                     4,612     10,138
    R Stahl AG                                                   392     14,848
    Rational AG                                                  307    192,777
    Rheinmetall AG                                             4,174    416,523
#   RHOEN-KLINIKUM AG                                          1,110     34,931
#   RIB Software SE                                            2,262     40,410
    RTL Group SA                                               2,407    187,255
#   S&T AG                                                     3,057     53,439
    SAF-Holland SA                                             3,010     53,184
    Salzgitter AG                                              1,710     76,719
    SAP SE                                                     8,509    900,977
#   SAP SE Sponsored ADR                                      13,319  1,409,816
*   Schaltbau Holding AG                                         344     15,077
#   Secunet Security Networks AG                                 212     25,103
    SHW AG                                                       515     21,690
    Siemens AG                                                15,028  2,039,323
    Siemens AG Sponsored ADR                                   5,574    378,029
*   Siltronic AG                                                 854     92,866
#   Sixt Leasing SE                                            1,855     43,945
#   Sixt SE                                                    2,007    141,870
#   SMA Solar Technology AG                                      500     18,133
    Software AG                                                3,924    171,569
    Stabilus SA                                                  880     73,175
#   Stada Arzneimittel AG                                      6,073    472,840
#   Stroeer SE & Co. KGaA                                      4,191    270,196
#*  Suess MicroTec AG                                          1,680     24,283
    Symrise AG                                                15,114  1,058,218
    TAG Immobilien AG                                         12,994    213,217
    Takkt AG                                                   3,790     93,062
*   Talanx AG                                                  4,504    185,732
*   Tele Columbus AG                                             755      8,665
#   Telefonica Deutschland Holding AG                         24,812    128,173

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    ThyssenKrupp AG                                           5,155 $   153,111
    TLG Immobilien AG                                         6,812     147,743
    Uniper SE                                                10,469     215,755
    United Internet AG                                       11,451     697,137
    VERBIO Vereinigte BioEnergie AG                           3,351      38,116
    Vonovia SE                                               17,553     711,341
*   Vossloh AG                                                  778      51,745
    VTG AG                                                      871      43,666
    Wacker Chemie AG                                          1,909     236,915
    Wacker Neuson SE                                          2,754      73,933
    Washtec AG                                                  816      65,478
    Wirecard AG                                               3,938     301,370
    XING AG                                                     262      76,996
*   Zalando SE                                                2,643     118,294
    Zeal Network SE                                             920      25,358
                                                                    -----------
TOTAL GERMANY                                                        51,624,172
                                                                    -----------
HONG KONG -- (2.1%)
    AIA Group, Ltd.                                         370,400   2,913,383
    Allied Properties HK, Ltd.                              150,000      32,803
    APT Satellite Holdings, Ltd.                             29,250      14,429
    Asia Satellite Telecommunications Holdings, Ltd.          3,000       3,069
    Asia Standard International Group, Ltd.                  80,000      23,222
    Asian Growth Properties, Ltd.                            12,680       4,597
    ASM Pacific Technology, Ltd.                             18,500     239,089
#   Associated International Hotels, Ltd.                     4,000      12,289
#   Bank of East Asia, Ltd. (The)                            38,594     165,092
    BOC Hong Kong Holdings, Ltd.                            139,000     683,390
#   Bright Smart Securities & Commodities Group, Ltd.        72,000      21,253
*   Brightoil Petroleum Holdings, Ltd.                      229,000      59,505
    Century City International Holdings, Ltd.               232,000      21,943
    Cheung Kong Property Holdings, Ltd.                      73,500     594,381
#*  China LNG Group, Ltd.                                 1,140,000      18,242
    China Motor Bus Co., Ltd.                                 1,000      13,116
*   China Strategic Holdings, Ltd.                          665,000       8,934
#   Chinese Estates Holdings, Ltd.                           17,000      28,584
    Chow Sang Sang Holdings International, Ltd.              24,000      56,043
    Chow Tai Fook Jewellery Group, Ltd.                      54,000      56,105
    Chuang's Consortium International, Ltd.                  92,000      21,419
    CITIC Telecom International Holdings, Ltd.              159,000      48,407
#   CK Hutchison Holdings, Ltd.                              41,204     542,208
    CK Life Sciences Intl Holdings, Inc.                    286,000      23,399
    CNQC International Holdings, Ltd.                        37,500      11,906
#   Convenience Retail Asia, Ltd.                            66,000      32,844
#*  Convoy Global Holdings, Ltd.                            528,000      11,957
#   Cross-Harbour Holdings, Ltd. (The)                        9,000      13,665
#   CSI Properties, Ltd.                                    600,000      31,867
    CW Group Holdings, Ltd.                                  85,500      14,333
    Dah Sing Banking Group, Ltd.                             33,200      71,101
#   Dah Sing Financial Holdings, Ltd.                        13,600      96,232
    Dickson Concepts International, Ltd.                      6,500       2,454
    Emperor International Holdings, Ltd.                    106,000      40,962
*   Emperor Watch & Jewellery, Ltd.                         150,000       6,530

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
*   Esprit Holdings, Ltd.                                      124,300 $ 61,246
#   Fairwood Holdings, Ltd.                                      4,500   18,608
    Far East Consortium International, Ltd.                     64,000   35,286
    FIH Mobile, Ltd.                                           134,000   44,773
*   First Shanghai Investments, Ltd.                           112,000   15,164
*   Freeman FinTech Corp., Ltd.                                240,000   15,351
    Galaxy Entertainment Group, Ltd.                            20,000  123,482
    Genting Hong Kong, Ltd.                                     96,000   27,788
    Giordano International, Ltd.                               130,000   72,341
*   Global Brands Group Holding, Ltd.                          509,360   48,201
    Glorious Sun Enterprises, Ltd.                              21,000    2,448
#   Great Eagle Holdings, Ltd.                                   6,000   32,903
#   Guotai Junan International Holdings, Ltd.                  152,000   46,795
    Haitong International Securities Group, Ltd.               135,604   78,151
    Hang Lung Group, Ltd.                                       33,000  125,350
    Hang Lung Properties, Ltd.                                   5,000   12,435
    Hang Seng Bank, Ltd.                                        23,800  517,426
    Hanison Construction Holdings, Ltd.                         17,806    3,483
    Harbour Centre Development, Ltd.                             2,000    3,740
    Henderson Land Development Co., Ltd.                        44,000  254,308
#   HKBN, Ltd.                                                 106,500  105,271
*   HKR International, Ltd.                                     48,800   27,098
    HKT Trust & HKT, Ltd.                                      314,000  411,328
    Hon Kwok Land Investment Co., Ltd.                          26,000   16,062
    Hong Kong Aircraft Engineering Co., Ltd.                     2,800   19,528
#   Hong Kong Exchanges & Clearing, Ltd.                        23,194  660,756
#   Hongkong & Shanghai Hotels, Ltd. (The)                      38,500   68,437
    Hongkong Chinese, Ltd.                                      58,000   10,618
*   Hsin Chong Group Holdings, Ltd.                            110,000    3,697
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      132,000   50,651
    Hysan Development Co., Ltd.                                 27,000  130,565
    IGG, Inc.                                                   52,000   87,478
    ITC Properties Group, Ltd.                                  12,000    4,682
    Johnson Electric Holdings, Ltd.                             40,000  142,136
    Karrie International Holdings, Ltd.                         74,000   11,733
    Kerry Logistics Network, Ltd.                               32,000   46,016
    Kerry Properties, Ltd.                                      47,500  166,452
#   Kingston Financial Group, Ltd.                             380,000  132,227
    Kowloon Development Co., Ltd.                               33,000   36,352
    L'Occitane International SA                                 20,500   47,390
    Lai Sun Development Co., Ltd.                            1,530,000   56,726
    Lai Sun Garment International, Ltd.                         30,000   13,212
#   Li & Fung, Ltd.                                          1,061,360  388,252
    Lifestyle International Holdings, Ltd.                      28,500   38,788
    Liu Chong Hing Investment, Ltd.                             14,000   23,146
    Luk Fook Holdings International, Ltd.                       37,000  135,848
    Man Wah Holdings, Ltd.                                     114,800   99,095
#   Master Glory Group, Ltd.                                   260,000    3,554
    Melco International Development, Ltd.                       65,000  153,595
    Melco Resorts & Entertainment, Ltd. ADR                      1,858   37,532
#   MGM China Holdings, Ltd.                                    40,800   80,276
    Microport Scientific Corp.                                  27,000   21,279
#*  Midland Holdings, Ltd.                                      18,000    4,787

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
HONG KONG -- (Continued)
*   Midland IC&I, Ltd.                                        9,000 $       455
    Modern Dental Group, Ltd.                                 3,000       1,151
    MTR Corp., Ltd.                                          18,000     103,942
    NagaCorp, Ltd.                                           66,000      40,230
    New World Development Co., Ltd.                          25,759      34,786
*   Newocean Energy Holdings, Ltd.                          164,000      48,475
#   NWS Holdings, Ltd.                                       72,242     138,204
*   O Luxe Holdings, Ltd.                                   180,000      33,389
    Pacific Textiles Holdings, Ltd.                          61,000      68,985
    Paliburg Holdings, Ltd.                                  52,000      22,220
    PCCW, Ltd.                                              465,000     261,506
    Pico Far East Holdings, Ltd.                             70,000      28,853
    Playmates Toys, Ltd.                                     56,000       9,530
    Power Assets Holdings, Ltd.                              54,500     539,810
    Prada SpA                                                12,300      43,908
    Public Financial Holdings, Ltd.                          50,000      23,226
    Regal Hotels International Holdings, Ltd.                12,000       9,399
#   Regina Miracle International Holdings, Ltd.              18,000      15,852
    SA SA International Holdings, Ltd.                      105,000      38,568
    Samsonite International SA                               90,600     379,409
#   SEA Holdings, Ltd.                                       10,000      11,776
    Shenwan Hongyuan HK, Ltd.                                20,000       7,537
*   Singamas Container Holdings, Ltd.                        96,000      13,752
    Sino Land Co., Ltd.                                      50,000      82,464
    Sitoy Group Holdings, Ltd.                               15,000       3,282
    SJM Holdings, Ltd.                                      105,000     104,972
    SmarTone Telecommunications Holdings, Ltd.               30,500      40,055
    Soundwill Holdings, Ltd.                                  4,500      11,280
    Stella International Holdings, Ltd.                      24,000      41,135
#*  Summit Ascent Holdings, Ltd.                             60,000      13,578
    Sun Hung Kai & Co., Ltd.                                 50,000      33,019
    Sun Hung Kai Properties, Ltd.                            42,207     653,037
    Swire Properties, Ltd.                                   21,200      73,235
    Techtronic Industries Co., Ltd.                          79,500     353,242
    Television Broadcasts, Ltd.                              36,600     133,977
#   Texwinca Holdings, Ltd.                                  78,000      47,320
*   Tom Group, Ltd.                                          98,000      24,104
    Transport International Holdings, Ltd.                   16,400      55,309
*   Trinity, Ltd.                                            12,000         691
#*  United Laboratories International Holdings, Ltd. (The)   34,000      21,310
#   Value Partners Group, Ltd.                               24,000      22,299
    Varitronix International, Ltd.                           23,000      12,281
    Victory City International Holdings, Ltd.                41,042       1,391
#   Vitasoy International Holdings, Ltd.                     62,000     132,491
    VST Holdings, Ltd.                                       74,400      19,748
    VTech Holdings, Ltd.                                     13,000     188,036
    Wharf Holdings, Ltd. (The)                               38,000     322,986
    Wheelock & Co., Ltd.                                     73,000     550,091
    Wynn Macau, Ltd.                                         53,200     114,944
                                                                    -----------
TOTAL HONG KONG                                                      15,643,839
                                                                    -----------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                             66,686     556,547

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
IRELAND -- (Continued)
    C&C Group P.L.C.(B010DT8)                                  1,711 $    6,153
    C&C Group P.L.C.(B011Y09)                                 25,914     93,862
    CRH P.L.C. Sponsored ADR                                  12,856    450,860
*   FBD Holdings P.L.C.                                        1,875     18,758
    Glanbia P.L.C.                                             9,016    186,643
*   Kenmare Resources P.L.C.                                       5         16
    Kerry Group P.L.C. Class A                                 4,912    444,598
    Kingspan Group P.L.C.                                     15,147    504,529
    Paddy Power Betfair P.L.C.(BWT6H89)                        4,778    478,718
    Paddy Power Betfair P.L.C.(BWXC0Z1)                          284     28,386
    Smurfit Kappa Group P.L.C.                                28,172    837,864
                                                                     ----------
TOTAL IRELAND                                                         3,606,934
                                                                     ----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                            1,114     15,657
*   Africa Israel Properties, Ltd.                               860     17,125
*   Airport City, Ltd.                                         4,954     65,451
    Alrov Properties and Lodgings, Ltd.                          593     17,057
    Amot Investments, Ltd.                                    10,828     57,474
    Azrieli Group, Ltd.                                        1,141     62,348
    Bank Hapoalim BM                                           1,782     12,344
    Bank Leumi Le-Israel BM                                   84,829    407,531
    Bayside Land Corp.                                            67     28,845
    Bezeq The Israeli Telecommunication Corp., Ltd.          105,082    156,009
    Big Shopping Centers, Ltd.                                   450     31,525
    Blue Square Real Estate, Ltd.                                276     12,622
*   Brack Capital Properties NV                                  237     23,625
*   Cellcom Israel, Ltd.                                       7,235     67,169
*   Ceragon Networks, Ltd.                                     1,170      2,717
*   Clal Insurance Enterprises Holdings, Ltd.                  2,798     45,303
*   Compugen, Ltd.                                             1,357      5,344
    Delek Automotive Systems, Ltd.                             4,240     35,057
    Delek Group, Ltd.                                            407     83,348
    Delta-Galil Industries, Ltd.                                 572     15,841
    Direct Insurance Financial Investments, Ltd.               1,839     19,718
    Elbit Systems, Ltd.(6308913)                                 747     94,320
    Elbit Systems, Ltd.(M3760D101)                               447     56,331
    Electra Consumer Products 1970, Ltd.                         508      9,962
    Electra, Ltd.                                                155     30,651
*   Evogene, Ltd.                                              1,229      6,011
    First International Bank Of Israel, Ltd.                   5,867    107,083
    FMS Enterprises Migun, Ltd.                                  305     11,325
    Formula Systems 1985, Ltd.                                   947     34,738
    Fox Wizel, Ltd.                                              800     16,596
    Frutarom Industries, Ltd.                                  3,334    236,389
    Harel Insurance Investments & Financial Services, Ltd.    13,569     80,688
    IDI Insurance Co., Ltd.                                      731     41,684
    Inrom Construction Industries, Ltd.                        3,619     16,718
    Israel Chemicals, Ltd.                                    34,718    165,441
*   Jerusalem Oil Exploration                                  1,349     71,578
    Kerur Holdings, Ltd.                                         342      9,662
    Matrix IT, Ltd.                                            3,710     38,129
    Maytronics, Ltd.                                           5,335     19,065

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Melisron, Ltd.                                             2,595 $  132,285
    Menora Mivtachim Holdings, Ltd.                            3,350     40,608
    Migdal Insurance & Financial Holding, Ltd.                44,498     45,646
    Mivtach Shamir Holdings, Ltd.                                525     10,888
    Mizrahi Tefahot Bank, Ltd.                                 1,716     31,008
    Neto ME Holdings, Ltd.                                       139     13,584
    Nice, Ltd.                                                 1,194     88,998
#   NIice, Ltd. Sponsored ADR                                  1,749    130,580
*   Nova Measuring Instruments, Ltd.                           1,928     45,381
    Oil Refineries, Ltd.                                     179,067     83,265
*   Partner Communications Co., Ltd.                           6,269     31,767
    Paz Oil Co., Ltd.                                            566     94,495
*   Phoenix Holdings, Ltd. (The)                               8,529     36,281
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         546     25,999
    Shapir Engineering and Industry, Ltd.                      9,380     31,329
    Shikun & Binui, Ltd.                                      24,323     55,930
    Shufersal, Ltd.                                            8,890     48,303
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR        12,456    400,710
*   Union Bank of Israel                                       2,519     12,956
                                                                     ----------
TOTAL ISRAEL                                                          3,588,494
                                                                     ----------
ITALY -- (2.9%)
    ACEA SpA                                                   6,802    102,108
    Amplifon SpA                                               7,609    109,066
    Anima Holding SpA                                         19,371    157,206
*   Ansaldo STS SpA                                           12,460    171,000
*   Arnoldo Mondadori Editore SpA                             17,537     36,531
    Ascopiave SpA                                              6,766     27,726
    Assicurazioni Generali SpA                               121,247  2,199,203
    Astaldi SpA                                                6,533     43,395
    Atlantia SpA                                              24,126    733,897
    Autogrill SpA                                              9,351    111,026
#   Azimut Holding SpA                                         9,854    220,782
    Banca Generali SpA                                         5,761    204,364
    Banca IFIS SpA                                             2,027     95,128
    Banca Mediolanum SpA                                      13,275    116,074
#*  Banca Monte dei Paschi di Siena SpA                          519      6,948
    Banca Popolare di Sondrio SCPA                            39,230    171,186
*   Banco BPM SpA                                             55,038    200,460
    Banco di Desio e della Brianza SpA                         2,917      8,598
    BasicNet SpA                                               3,053     14,273
    Biesse SpA                                                 1,067     40,662
    BPER Banca                                                53,924    296,233
    Brunello Cucinelli SpA                                     2,647     77,757
#   Cairo Communication SpA                                    5,035     23,448
    CIR-Compagnie Industriali Riunite SpA                     32,447     48,288
    CNH Industrial NV                                        117,575  1,361,923
    Credito Emiliano SpA                                       7,937     68,462
*   Credito Valtellinese SpA                                   7,609     36,885
    Danieli & C Officine Meccaniche SpA                        1,273     32,791
    Datalogic SpA                                                592     18,177
    Davide Campari-Milano SpA                                 42,820    316,541
    De' Longhi SpA                                             4,772    156,941

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    DeA Capital SpA                                            7,283 $   10,818
    DiaSorin SpA                                               1,707    148,881
    Ei Towers SpA                                              1,764    107,915
    Esprinet SpA                                               1,834     14,166
    Falck Renewables SpA                                      13,913     20,889
    Ferrari NV                                                 6,840    719,728
*   Fiat Chrysler Automobiles NV(BRJFWP3)                     96,269  1,160,846
*   Fiat Chrysler Automobiles NV(N31738102)                    9,341    112,933
    Fila SpA                                                     481     10,617
*   Fincantieri SpA                                           46,819     55,318
    FinecoBank Banca Fineco SpA                               34,671    303,868
*   GEDI Gruppo Editoriale SpA                                18,803     17,453
#   Geox SpA                                                   8,302     32,947
    Gruppo MutuiOnline SpA                                     1,542     24,642
    Hera SpA                                                  73,067    236,269
*   IMMSI SpA                                                 13,995      7,586
    Industria Macchine Automatiche SpA                         2,142    212,318
    Infrastrutture Wireless Italiane SpA                       7,680     49,594
#*  Intek Group SpA                                            9,436      3,330
    Interpump Group SpA                                        6,736    204,951
    Intesa Sanpaolo SpA                                      292,180  1,005,809
    Iren SpA                                                  31,697     80,661
    Italmobiliare SpA                                            140      3,977
*   Juventus Football Club SpA                                34,846     24,503
    Leonardo SpA                                              40,149    699,650
    Luxottica Group SpA                                        9,603    554,373
#   Maire Tecnimont SpA                                       11,666     65,449
    MARR SpA                                                   3,444     88,306
*   Mediaset SpA                                             106,584    416,643
    Mediobanca SpA                                            63,773    665,383
    Moncler SpA                                               20,125    540,443
    OVS SpA                                                   18,316    138,552
    Parmalat SpA                                              19,985     72,423
#   Piaggio & C SpA                                            7,738     21,482
#   Poste Italiane SpA                                        29,995    220,800
    Prima Industrie SpA                                          214      6,669
    Prysmian SpA                                              10,349    331,022
    RAI Way SpA                                                3,289     18,100
    Recordati SpA                                              7,643    326,246
    Reply SpA                                                    471     99,579
#*  Retelit SpA                                               14,510     22,276
*   Safilo Group SpA                                           3,485     26,720
#*  Saipem SpA                                                80,745    331,309
#   Salini Impregilo SpA                                      12,528     44,007
#   Salvatore Ferragamo SpA                                    5,252    152,236
    Saras SpA                                                 13,595     31,281
    Sesa SpA                                                     840     24,512
    Snam SpA                                                 113,284    535,977
    Societa Cattolica di Assicurazioni SCRL                   14,690    127,031
    Societa Iniziative Autostradali e Servizi SpA              7,667    105,497
#*  Sogefi SpA                                                 5,901     29,932
    SOL SpA                                                    1,421     17,247
    Tamburi Investment Partners SpA                            4,427     29,713

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
*   Telecom Italia SpA                                    1,378,722 $ 1,418,443
*   Telecom Italia SpA Sponsored ADR                          6,420      66,768
#   Tenaris SA                                                2,854      45,157
    Terna Rete Elettrica Nazionale SpA                       51,962     296,846
#*  Tiscali SpA                                             417,308      19,984
#   Tod's SpA                                                 1,324      91,982
#*  Trevi Finanziaria Industriale SpA                        22,039      18,763
*   UniCredit SpA                                            39,587     778,033
    Unione di Banche Italiane SpA                           128,443     620,518
    Unipol Gruppo Finanziario SpA                            65,342     305,909
    UnipolSai Assicurazioni SpA                             151,675     350,639
    Vittoria Assicurazioni SpA                                3,164      44,343
#*  Yoox Net-A-Porter Group SpA                               3,341     110,662
                                                                    -----------
TOTAL ITALY                                                          21,688,003
                                                                    -----------
JAPAN -- (22.3%)
    77 Bank, Ltd. (The)                                      20,000     103,112
    ABC-Mart, Inc.                                            1,800     102,638
*   Access Co., Ltd.                                          2,700      21,551
    Achilles Corp.                                            2,600      45,802
#*  Acom Co., Ltd.                                           10,100      43,012
    Adastria Co., Ltd.                                        3,300      82,437
    ADEKA Corp.                                              11,500     176,539
    Advan Co., Ltd.                                           2,000      18,085
#   Advantest Corp.                                           6,700     122,613
    Aeon Co., Ltd.                                           45,799     690,099
    Aeon Delight Co., Ltd.                                    1,800      60,131
    Aeon Fantasy Co., Ltd.                                      500      15,399
    AEON Financial Service Co., Ltd.                          8,500     185,004
    Aeon Hokkaido Corp.                                       2,000      11,228
    Ahresty Corp.                                             1,800      18,326
#   Ai Holdings Corp.                                         2,100      57,859
    Aica Kogyo Co., Ltd.                                      4,400     141,198
    Aichi Bank, Ltd. (The)                                      600      33,378
    Aichi Corp.                                               3,800      26,932
    Aichi Steel Corp.                                         1,600      66,962
    Aida Engineering, Ltd.                                    8,900      90,019
    Ain Holdings, Inc.                                        2,200     158,558
    Aiphone Co., Ltd.                                         1,300      22,952
    Air Water, Inc.                                          18,400     356,245
    Aisan Industry Co., Ltd.                                  1,700      15,184
    Aisin Seiki Co., Ltd.                                     6,000     311,934
    Aizawa Securities Co., Ltd.                               3,900      25,120
*   Akatsuki, Inc.                                              400      35,991
*   Akebono Brake Industry Co., Ltd.                         12,700      42,007
    Akita Bank, Ltd. (The)                                   10,000      28,896
    Albis Co., Ltd.                                             400      16,700
    Alfresa Holdings Corp.                                   20,300     373,604
    Alpen Co., Ltd.                                           1,500      27,416
    Alpha Corp.                                                 800      17,769
    Alpine Electronics, Inc.                                  4,300      78,398
#   Alps Electric Co., Ltd.                                  11,700     318,161
    Altech Corp.                                                500      16,676

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Amada Holdings Co., Ltd.                                  12,300 $  140,480
    Amano Corp.                                                5,200    118,343
    Amiyaki Tei Co., Ltd.                                        400     15,272
    Amuse, Inc.                                                1,000     27,518
    Anest Iwata Corp.                                          2,900     27,016
    Anicom Holdings, Inc.                                      1,700     43,033
    Anritsu Corp.                                              5,800     46,730
    AOKI Holdings, Inc.                                        3,500     45,304
    Aoyama Trading Co., Ltd.                                   5,100    177,772
    Aozora Bank, Ltd.                                         52,000    199,839
    Arakawa Chemical Industries, Ltd.                          1,400     24,597
#   Arata Corp.                                                  500     17,679
    Arcland Sakamoto Co., Ltd.                                 1,800     24,640
    Arcland Service Holdings Co., Ltd.                         1,000     17,399
    Arcs Co., Ltd.                                             3,323     71,862
#   Ardepro Co., Ltd.                                         20,200     25,983
    Ariake Japan Co., Ltd.                                       700     50,184
    Arisawa Manufacturing Co., Ltd.                            1,400     11,919
    Artnature, Inc.                                            2,500     16,114
    Asahi Co., Ltd.                                            2,300     27,659
    Asahi Diamond Industrial Co., Ltd.                         6,200     46,890
    Asahi Group Holdings, Ltd.                                11,800    480,983
    Asahi Holdings, Inc.                                       4,200     78,927
    Asahi Intecc Co., Ltd.                                     4,500    202,074
    Asahi Kasei Corp.                                         57,000    650,936
    Asahi Yukizai Corp.                                        4,000      9,530
    Asanuma Corp.                                              9,000     27,568
    Asatsu-DK, Inc.                                            3,500     89,716
    Asics Corp.                                               11,300    205,407
    ASKA Pharmaceutical Co., Ltd.                              2,500     37,418
#   ASKUL Corp.                                                2,400     73,549
    Astellas Pharma, Inc.                                     80,200  1,021,389
#   Asukanet Co., Ltd.                                           700     10,296
#   Ateam, Inc.                                                1,200     30,749
#   Atom Corp.                                                 4,400     31,447
    Atsugi Co., Ltd.                                          18,000     20,087
    Autobacs Seven Co., Ltd.                                   7,600    126,631
    Avex Group Holdings, Inc.                                  3,800     49,970
    Awa Bank, Ltd. (The)                                       9,000     59,109
    Axial Retailing, Inc.                                      1,400     54,899
    Azbil Corp.                                                5,700    225,160
    Bandai Namco Holdings, Inc.                                9,200    319,823
    Bando Chemical Industries, Ltd.                            3,500     35,811
    Bank of Iwate, Ltd. (The)                                    900     35,032
    Bank of Kyoto, Ltd. (The)                                 15,000    143,777
#   Bank of Nagoya, Ltd. (The)                                   900     33,108
    Bank of Okinawa, Ltd. (The)                                1,980     78,175
    Bank of Saga, Ltd. (The)                                   8,000     18,922
    Bank of the Ryukyus, Ltd.                                  1,800     25,693
    Belc Co., Ltd.                                             1,000     45,423
    Bell System24 Holdings, Inc.                               3,600     40,426
    Belluna Co., Ltd.                                          4,600     52,897
    Benefit One, Inc.                                          1,500     60,914

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Benesse Holdings, Inc.                                       6,600 $252,594
#   Bic Camera, Inc.                                            11,900  138,115
    BML, Inc.                                                    2,500   51,432
    Broadleaf Co., Ltd.                                          1,800   12,094
#   BRONCO BILLY Co., Ltd.                                       1,000   24,613
    Brother Industries, Ltd.                                    19,300  492,429
    Bunka Shutter Co., Ltd.                                      8,700   74,849
    C Uyemura & Co., Ltd.                                          400   22,949
    Can Do Co., Ltd.                                             1,000   15,475
    Canon Electronics, Inc.                                        700   13,630
    Canon Marketing Japan, Inc.                                  4,900  108,234
    Canon, Inc. Sponsored ADR                                   14,250  497,752
    Capcom Co., Ltd.                                             4,300  106,512
    Casio Computer Co., Ltd.                                    21,200  347,265
    Cawachi, Ltd.                                                2,000   49,362
    Central Japan Railway Co.                                    2,255  362,890
    Central Sports Co., Ltd.                                       500   21,225
    Chiba Bank, Ltd. (The)                                      13,000   93,268
    Chiba Kogyo Bank, Ltd. (The)                                 3,300   17,018
    Chiyoda Co., Ltd.                                            1,200   31,266
#   Chiyoda Corp.                                               19,000  114,117
    Chiyoda Integre Co., Ltd.                                      500   10,738
    Chofu Seisakusho Co., Ltd.                                   2,100   51,363
    Chubu Shiryo Co., Ltd.                                       1,900   27,405
    Chudenko Corp.                                               3,200   85,623
    Chuetsu Pulp & Paper Co., Ltd.                               8,000   16,681
    Chugai Pharmaceutical Co., Ltd.                              2,100   84,219
    Chugoku Bank, Ltd. (The)                                     7,200  104,365
    Chugoku Marine Paints, Ltd.                                 11,400   88,578
    Chukyo Bank, Ltd. (The)                                        800   16,840
    Chuo Spring Co., Ltd.                                        1,000    3,307
    CI Takiron Corp.                                             7,000   38,126
    Ci:z Holdings Co., Ltd.                                      3,400  122,268
    Citizen Watch Co., Ltd.                                     15,800  117,476
    CKD Corp.                                                    5,100   85,447
    Clarion Co., Ltd.                                            7,000   26,491
    Cleanup Corp.                                                1,700   13,687
    CMIC Holdings Co., Ltd.                                      1,200   16,667
    CMK Corp.                                                    2,600   23,244
    Coca-Cola Bottlers Japan, Inc.                               7,300  220,182
    Cocokara fine, Inc.                                          1,800   94,062
#   COLOPL, Inc.                                                 6,500   72,897
#   Colowide Co., Ltd.                                           4,200   72,923
    Computer Engineering & Consulting, Ltd.                      1,300   25,215
    COMSYS Holdings Corp.                                       12,500  256,082
    Comture Corp.                                                  300   13,742
    Concordia Financial Group, Ltd.                             23,410  118,049
    CONEXIO Corp.                                                1,900   31,293
#   COOKPAD, Inc.                                                5,300   45,390
    Corona Corp.                                                 1,900   19,931
    Cosmo Energy Holdings Co., Ltd.                             11,300  195,799
    Cosmos Pharmaceutical Corp.                                    700  149,026
#   Create Restaurants Holdings, Inc.                              900    9,198

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Create SD Holdings Co., Ltd.                                 1,600 $ 40,484
    Credit Saison Co., Ltd.                                      7,200  138,683
    Cresco, Ltd.                                                   400   13,097
#   CROOZ, Inc.                                                  1,200   31,236
    CyberAgent, Inc.                                            12,400  382,975
#*  CYBERDYNE, Inc.                                              3,100   42,181
    D.A. Consortium Holdings, Inc.                               1,300   16,955
    Dai Nippon Printing Co., Ltd.                               13,000  143,392
    Dai-Dan Co., Ltd.                                            1,000   13,688
    Dai-ichi Life Holdings, Inc.                                44,700  772,147
    Dai-ichi Seiko Co., Ltd.                                     1,300   29,016
    Daibiru Corp.                                                4,400   49,583
    Daicel Corp.                                                27,300  354,848
    Daido Metal Co., Ltd.                                        3,000   26,889
    Daido Steel Co., Ltd.                                       32,000  194,742
    Daidoh, Ltd.                                                   500    2,005
    Daifuku Co., Ltd.                                           10,800  372,988
    Daihen Corp.                                                 6,000   53,489
    Daiho Corp.                                                  8,000   38,661
    Daiichi Jitsugyo Co., Ltd.                                   6,000   34,815
    Daiichi Sankyo Co., Ltd.                                    10,200  222,452
    Daiichikosho Co., Ltd.                                       4,100  197,466
    Daiken Corp.                                                 1,400   34,300
    Daikin Industries, Ltd.                                      6,900  730,526
    Daikokutenbussan Co., Ltd.                                     400   19,836
    Daikyo, Inc.                                                22,000   46,081
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     12,000  100,305
#   Daio Paper Corp.                                             6,800   88,299
    Daisan Bank, Ltd. (The)                                      1,300   20,215
    Daiseki Co., Ltd.                                            1,600   38,000
    Daito Pharmaceutical Co., Ltd.                                 500   13,341
    Daito Trust Construction Co., Ltd.                           5,800  980,335
    Daiwa House Industry Co., Ltd.                              25,600  892,963
    Daiwa Industries, Ltd.                                       3,000   34,214
    Daiwa Securities Group, Inc.                                67,000  385,873
    Daiwabo Holdings Co., Ltd.                                  16,000   62,966
    DCM Holdings Co., Ltd.                                      10,000   87,084
    Dena Co., Ltd.                                              11,200  246,054
    Denka Co., Ltd.                                             16,000   88,858
    Denki Kogyo Co., Ltd.                                        3,000   15,409
    Denso Corp.                                                  6,700  321,770
    Dentsu, Inc.                                                 7,900  369,386
    Denyo Co., Ltd.                                              2,000   35,166
    Descente, Ltd.                                               4,100   59,571
    Dexerials Corp.                                              1,900   22,962
    DIC Corp.                                                   13,900  524,286
    Digital Arts, Inc.                                             800   27,286
    Dip Corp.                                                    2,500   52,739
    Disco Corp.                                                    600  106,340
    DKS Co., Ltd.                                                8,000   38,648
    DMG Mori Co., Ltd.                                          13,200  218,970
    Don Quijote Holdings Co., Ltd.                               6,000  217,913
    Doshisha Co., Ltd.                                           1,400   28,204

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Doutor Nichires Holdings Co., Ltd.                           1,900 $ 41,992
    Dowa Holdings Co., Ltd.                                     32,000  258,347
*   Drecom Co., Ltd.                                             1,100   14,560
    DTS Corp.                                                    1,600   48,843
    Dunlop Sports Co., Ltd.                                      2,300   23,463
    Duskin Co., Ltd.                                             4,400  119,446
#   DyDo Group Holdings, Inc.                                      800   39,677
    Eagle Industry Co., Ltd.                                     2,700   46,991
    Earth Chemical Co., Ltd.                                       700   38,833
    East Japan Railway Co.                                       5,000  468,911
    Ebara Corp.                                                 12,300  359,824
#   EDION Corp.                                                  7,400   68,180
    EF-ON, Inc.                                                  1,500   13,549
#   eGuarantee, Inc.                                               700   16,465
#   Ehime Bank, Ltd. (The)                                       3,299   41,688
    Eighteenth Bank, Ltd. (The)                                 11,000   29,278
    Eiken Chemical Co., Ltd.                                     1,100   36,420
#   Eisai Co., Ltd.                                              5,200  278,676
    Eizo Corp.                                                   1,000   40,094
    Elecom Co., Ltd.                                             1,000   21,579
    Elematec Corp.                                               2,200   39,909
    EM Systems Co., Ltd.                                         1,000   23,148
    en-japan, Inc.                                               3,000   86,019
*   Enigmo, Inc.                                                 1,100   16,491
    EPS Holdings, Inc.                                           2,700   44,281
#   eRex Co., Ltd.                                               5,700   50,191
    ES-Con Japan, Ltd.                                           3,600   17,300
    Exedy Corp.                                                  3,300  103,280
    Ezaki Glico Co., Ltd.                                        1,500   78,871
    F@N Communications, Inc.                                     5,100   46,698
    Falco Holdings Co., Ltd.                                       200    2,799
    Fancl Corp.                                                  1,500   32,283
    FANUC Corp.                                                  2,200  449,800
    Fast Retailing Co., Ltd.                                     2,400  720,117
    FCC Co., Ltd.                                                3,200   69,977
    Feed One Co., Ltd.                                           5,800   12,732
    Ferrotec Holdings Corp.                                      3,900   57,872
*   FFRI, Inc.                                                     400   18,004
    FIDEA Holdings Co., Ltd.                                    16,700   27,380
    Fields Corp.                                                 1,900   20,188
#   FINDEX, Inc.                                                   600    5,113
    FJ Next Co., Ltd.                                            1,400   11,273
    Foster Electric Co., Ltd.                                    1,900   37,307
    FP Corp.                                                     3,000  164,125
    France Bed Holdings Co., Ltd.                                1,300   11,838
#   Freebit Co., Ltd.                                            1,600   12,954
    Fudo Tetra Corp.                                            24,000   39,621
    Fuji Co., Ltd.                                               1,000   24,896
    Fuji Corp., Ltd.                                             1,100    7,460
    Fuji Electric Co., Ltd.                                     38,000  209,219
    Fuji Machine Manufacturing Co., Ltd.                         6,800  110,635
    Fuji Media Holdings, Inc.                                    2,800   40,455
    Fuji Oil Co., Ltd.                                           3,700   11,277

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Fuji Pharma Co., Ltd.                                        400 $   13,677
    Fuji Seal International, Inc.                              4,600    129,085
    Fuji Soft, Inc.                                            1,700     48,787
    Fujicco Co., Ltd.                                            600     14,544
    FUJIFILM Holdings Corp.                                    6,700    246,281
    Fujikura Rubber, Ltd.                                        400      2,535
    Fujikura, Ltd.                                            25,300    213,007
    Fujimi, Inc.                                               1,000     22,567
    Fujimori Kogyo Co., Ltd.                                   1,400     41,709
    Fujitec Co., Ltd.                                          7,300    100,704
    Fujitsu Frontech, Ltd.                                     2,400     45,710
    Fujitsu General, Ltd.                                      3,000     63,325
    Fujitsu, Ltd.                                            161,000  1,198,923
    FuKoKu Co., Ltd.                                             200      1,896
    Fukuda Corp.                                                 600     27,521
    Fukuda Denshi Co., Ltd.                                      400     29,735
    Fukui Bank, Ltd. (The)                                    19,000     46,303
    Fukui Computer Holdings, Inc.                                700     25,531
    Fukuoka Financial Group, Inc.                             22,000    101,427
    Fukushima Bank, Ltd. (The)                                33,000     26,016
    Fukushima Industries Corp.                                 1,400     58,132
    Fukuyama Transporting Co., Ltd.                           10,000     63,870
    FULLCAST Holdings Co., Ltd.                                4,000     50,351
    Funai Electric Co., Ltd.                                   2,200     19,944
    Funai Soken Holdings, Inc.                                 2,300     59,920
#   Furukawa Battery Co., Ltd. (The)                           2,000     16,713
    Furukawa Co., Ltd.                                        20,000     37,105
    Furukawa Electric Co., Ltd.                                4,400    198,567
    Furuno Electric Co., Ltd.                                  2,200     13,176
    Fuso Chemical Co., Ltd.                                    1,400     46,641
    Fuso Pharmaceutical Industries, Ltd.                         200      5,034
    Futaba Corp.                                               2,100     38,513
    Futaba Industrial Co., Ltd.                                7,200     74,600
    Future Corp.                                               3,000     24,265
    Fuyo General Lease Co., Ltd.                               2,600    152,429
    G-7 Holdings, Inc.                                           200      4,207
    G-Tekt Corp.                                               2,200     42,577
    Gakken Holdings Co., Ltd.                                    600     17,843
#   GCA Corp.                                                    700      6,211
    Gecoss Corp.                                               2,200     24,919
    Genky Stores, Inc.                                           900     33,547
    Geo Holdings Corp.                                         3,300     36,080
#   Giken, Ltd.                                                  800     21,352
    GLOBERIDE, Inc.                                            1,800     31,158
    Glory, Ltd.                                                6,900    229,772
#   GMO Click Holdings, Inc.                                   1,800     12,519
#   GMO internet, Inc.                                         7,900    101,881
    GMO Payment Gateway, Inc.                                  1,300     76,683
    Goldcrest Co., Ltd.                                        1,600     35,641
    Gree, Inc.                                                 5,400     41,487
    GS Yuasa Corp.                                            35,000    165,192
    Gun-Ei Chemical Industry Co., Ltd.                           100      3,326
#   GungHo Online Entertainment, Inc.                         37,600    101,590

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Gurunavi, Inc.                                             2,500 $   40,896
    H-One Co., Ltd.                                              800      9,174
    H2O Retailing Corp.                                        8,460    138,432
    Hachijuni Bank, Ltd. (The)                                20,500    130,152
    Hagihara Industries, Inc.                                    900     25,822
    Hakuhodo DY Holdings, Inc.                                10,400    145,961
    Hakuto Co., Ltd.                                             400      5,394
    Halows Co., Ltd.                                             600     12,967
    Hamakyorex Co., Ltd.                                       1,000     26,440
    Hamamatsu Photonics K.K.                                   2,200     69,930
    Hankyu Hanshin Holdings, Inc.                             10,100    360,484
    Hanwa Co., Ltd.                                           30,000    214,549
    Happinet Corp.                                             1,400     25,257
#   Harmonic Drive Systems, Inc.                               2,100     90,710
    Haseko Corp.                                              40,600    508,338
    Hazama Ando Corp.                                         22,700    156,642
#   Hearts United Group Co., Ltd.                              1,700     26,600
    Heiwa Corp.                                                5,800    127,597
    Heiwa Real Estate Co., Ltd.                                2,800     43,914
    Heiwado Co., Ltd.                                          3,100     70,445
    HI-LEX Corp.                                               1,200     31,365
    Hibiya Engineering, Ltd.                                   2,700     49,371
    Hiday Hidaka Corp.                                         1,382     36,888
    Hikari Tsushin, Inc.                                       1,100    120,119
    Hino Motors, Ltd.                                         25,400    298,950
#   Hirata Corp.                                                 600     67,900
    Hirose Electric Co., Ltd.                                    500     68,084
    Hiroshima Bank, Ltd. (The)                                26,000    111,144
    HIS Co., Ltd.                                              4,500    138,361
    Hisaka Works, Ltd.                                         1,500     13,457
    Hisamitsu Pharmaceutical Co., Inc.                         1,900     89,072
    Hitachi Capital Corp.                                      6,700    159,390
    Hitachi Chemical Co., Ltd.                                 8,800    250,182
    Hitachi Construction Machinery Co., Ltd.                   7,100    203,253
    Hitachi High-Technologies Corp.                            4,800    176,683
    Hitachi Kokusai Electric, Inc.                               700     18,046
    Hitachi Maxell, Ltd.                                       4,700    103,999
    Hitachi Metals, Ltd.                                      15,510    215,870
    Hitachi Zosen Corp.                                       22,300    117,386
    Hitachi, Ltd.                                            107,000    736,140
    Hitachi, Ltd. ADR                                          3,100    214,179
    Hogy Medical Co., Ltd.                                       900     65,687
    Hokkoku Bank, Ltd. (The)                                  12,000     48,497
    Hokuetsu Bank, Ltd. (The)                                  1,600     37,983
    Hokuetsu Industries Co., Ltd.                              1,200     10,439
    Hokuetsu Kishu Paper Co., Ltd.                            14,000     98,237
    Honda Motor Co., Ltd.                                     59,200  1,657,117
    Honda Motor Co., Ltd. Sponsored ADR                       20,519    574,942
    Hoosiers Holdings                                          3,200     32,087
    Horiba, Ltd.                                               2,000    122,512
    Hoshizaki Corp.                                            3,500    338,788
    Hosiden Corp.                                              3,500     40,482
    Hosokawa Micron Corp.                                        400     19,433

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    House Foods Group, Inc.                                      4,100 $105,839
    Hoya Corp.                                                   1,300   73,303
    Hulic Co., Ltd.                                              9,700  102,419
    Hyakugo Bank, Ltd. (The)                                    13,000   52,418
    Hyakujushi Bank, Ltd. (The)                                 11,000   35,683
    Ichibanya Co., Ltd.                                            900   32,056
    Ichigo, Inc.                                                36,100  110,260
    Ichikoh Industries, Ltd.                                     4,000   31,356
    Ichinen Holdings Co., Ltd.                                   1,300   15,249
    Ichiyoshi Securities Co., Ltd.                               2,000   17,932
    Icom, Inc.                                                   1,200   25,591
    Idec Corp.                                                   1,900   31,681
#   IDOM, Inc.                                                   7,500   49,677
*   IHI Corp.                                                  152,000  500,984
    Iida Group Holdings Co., Ltd.                                9,820  167,784
    Imasen Electric Industrial                                   2,500   27,991
    Imperial Hotel, Ltd.                                           400    7,813
    Inaba Denki Sangyo Co., Ltd.                                 2,800  110,285
    Inabata & Co., Ltd.                                          4,400   61,849
    Inageya Co., Ltd.                                            2,000   31,474
    Ines Corp.                                                     500    4,750
#   Infocom Corp.                                                  700   17,126
    Infomart Corp.                                               6,100   44,783
    Information Services International-Dentsu, Ltd.              1,400   31,741
#   Intage Holdings, Inc.                                          900   18,394
    Internet Initiative Japan, Inc.                              3,400   61,468
    Inui Global Logistics Co., Ltd.                              1,600   12,261
    Investors Cloud Co., Ltd.                                      500   25,624
    Iseki & Co., Ltd.                                            2,700   56,158
    Isetan Mitsukoshi Holdings, Ltd.                            20,740  202,114
*   Ishihara Sangyo Kaisha, Ltd.                                 5,100   55,870
    Istyle, Inc.                                                 2,200   14,647
    Isuzu Motors, Ltd.                                          55,600  762,398
    Ito En, Ltd.                                                 7,400  273,640
    Itochu Enex Co., Ltd.                                       10,300   92,686
    Itochu Techno-Solutions Corp.                                4,300  149,733
    Itochu-Shokuhin Co., Ltd.                                      300   12,460
    Itoham Yonekyu Holdings, Inc.                               12,200  113,471
    Itoki Corp.                                                  2,900   23,557
#   Ivy Cosmetics Corp.                                            200   14,155
    IwaiCosmo Holdings, Inc.                                     2,900   34,010
    Iwasaki Electric Co., Ltd.                                   7,000   13,534
    Iwatani Corp.                                               21,000  136,138
    Iyo Bank, Ltd. (The)                                        11,000   89,816
    Izumi Co., Ltd.                                              4,700  245,203
    J Front Retailing Co., Ltd.                                 19,000  271,554
    J-Oil Mills, Inc.                                            1,200   41,882
    JAC Recruitment Co., Ltd.                                    2,800   45,687
    Jaccs Co., Ltd.                                             14,000   65,636
    Jafco Co., Ltd.                                              2,500  119,558
    Jalux, Inc.                                                    500   12,606
#   Jamco Corp.                                                    700   17,745
    Janome Sewing Machine Co., Ltd.                              1,200    9,778

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Japan Airport Terminal Co., Ltd.                             2,100 $ 77,840
    Japan Aviation Electronics Industry, Ltd.                    4,000   63,196
    Japan Cash Machine Co., Ltd.                                 1,100   11,871
#*  Japan Display, Inc.                                         30,500   54,586
#*  Japan Drilling Co., Ltd.                                     1,600   30,657
    Japan Exchange Group, Inc.                                  28,700  515,088
#   Japan Lifeline Co., Ltd.                                     2,100   96,540
    Japan Material Co., Ltd.                                     1,400   27,400
    Japan Medical Dynamic Marketing, Inc.                        2,800   24,980
    Japan Pulp & Paper Co., Ltd.                                12,000   45,913
    Japan Radio Co., Ltd.                                        1,800   23,243
    Japan Securities Finance Co., Ltd.                           9,800   49,198
    Japan Steel Works, Ltd. (The)                                3,600   59,455
    Japan Transcity Corp.                                        3,000   11,603
    Japan Wool Textile Co., Ltd. (The)                           5,000   42,836
    JCU Corp.                                                      600   22,017
    Jeol, Ltd.                                                   4,000   21,804
    JGC Corp.                                                   12,500  200,239
#*  JIG-SAW, Inc.                                                  300   17,286
    Jimoto Holdings, Inc.                                       10,800   19,284
    JINS, Inc.                                                   1,000   60,896
    Joshin Denki Co., Ltd.                                       3,000   42,209
    Joyful Honda Co., Ltd.                                       1,500   41,485
    JSP Corp.                                                    1,900   60,037
    JSR Corp.                                                   14,700  259,044
    JTEKT Corp.                                                 18,500  263,324
    Juki Corp.                                                   1,800   27,229
    Justsystems Corp.                                            1,600   24,628
    JVC Kenwood Corp.                                           15,020   43,734
    K&O Energy Group, Inc.                                         900   13,758
#   K's Holdings Corp.                                           8,238  165,384
    kabu.com Securities Co., Ltd.                                5,800   18,816
*   Kadokawa Dwango                                              4,602   60,789
    Kaga Electronics Co., Ltd.                                   1,200   26,470
    Kagome Co., Ltd.                                             1,400   42,528
    Kajima Corp.                                                89,403  779,562
#   Kakaku.com, Inc.                                            12,400  175,197
    Kaken Pharmaceutical Co., Ltd.                               3,200  170,324
    Kakiyasu Honten Co., Ltd.                                    1,500   26,711
    Kameda Seika Co., Ltd.                                       1,100   54,964
    Kamei Corp.                                                  2,000   28,584
    Kamigumi Co., Ltd.                                          15,000  160,756
    Kanaden Corp.                                                2,100   22,353
    Kanagawa Chuo Kotsu Co., Ltd.                                4,000   26,415
    Kanamoto Co., Ltd.                                           3,400  121,888
    Kandenko Co., Ltd.                                           9,000   96,319
    Kaneka Corp.                                                27,000  216,355
    Kanematsu Corp.                                             50,000  109,266
    Kanematsu Electronics, Ltd.                                    800   23,688
    Kansai Paint Co., Ltd.                                      10,500  240,173
    Kansai Urban Banking Corp.                                   3,200   41,026
    Kao Corp.                                                    8,500  517,518
    Kasai Kogyo Co., Ltd.                                        3,200   41,655

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Katakura Industries Co., Ltd.                              2,500 $   28,964
    Kato Sangyo Co., Ltd.                                      2,900     78,112
    Kato Works Co., Ltd.                                       1,000     32,169
    KAWADA TECHNOLOGIES, Inc.                                    200     13,733
    Kawasaki Heavy Industries, Ltd.                          124,000    394,803
    KDDI Corp.                                                83,200  2,204,548
    Keihan Holdings Co., Ltd.                                 54,000    349,368
    Keihanshin Building Co., Ltd.                              1,700     10,759
    Keikyu Corp.                                              18,000    208,902
    Keio Corp.                                                23,000    192,609
    Keisei Electric Railway Co., Ltd.                          4,900    134,089
    Keiyo Bank, Ltd. (The)                                    15,000     63,463
    Keiyo Co., Ltd.                                            2,900     20,145
#   Kenedix, Inc.                                              7,900     40,446
#   Kenko Mayonnaise Co., Ltd.                                   900     25,296
    Kewpie Corp.                                              10,300    259,082
    Keyence Corp.                                              1,800    831,445
    KFC Holdings Japan, Ltd.                                     800     14,480
    Kikkoman Corp.                                             4,000    122,509
    Kinden Corp.                                               9,600    149,429
*   Kintetsu Department Store Co., Ltd.                        7,000     23,282
    Kintetsu Group Holdings Co., Ltd.                         65,000    249,257
    Kintetsu World Express, Inc.                               4,300     75,302
    Kirin Holdings Co., Ltd.                                  27,600    607,856
    Kissei Pharmaceutical Co., Ltd.                            2,900     74,991
    Kita-Nippon Bank, Ltd. (The)                                 600     17,207
    Kitagawa Iron Works Co., Ltd.                                500     10,687
    Kito Corp.                                                 1,200     13,880
    Kitz Corp.                                                 7,500     67,113
    Kiyo Bank, Ltd. (The)                                      3,100     51,845
#*  KLab, Inc.                                                 4,800     81,651
*   KNT-CT Holdings Co., Ltd.                                 17,000     28,452
    Kobayashi Pharmaceutical Co., Ltd.                         3,600    223,743
    Kobe Bussan Co., Ltd.                                      1,100     54,513
*   Kobe Electric Railway Co., Ltd.                            4,000     14,620
    Kohnan Shoji Co., Ltd.                                     1,900     34,650
    Koito Manufacturing Co., Ltd.                              7,200    420,596
    Kokuyo Co., Ltd.                                          11,400    181,534
    Komatsu Seiren Co., Ltd.                                   1,900     13,201
    Komatsu, Ltd.                                             20,700    555,123
    Komeri Co., Ltd.                                           3,200     93,624
    Komori Corp.                                               6,500     77,289
    Konami Holdings Corp.                                      4,700    245,123
    Konica Minolta, Inc.                                      23,600    195,483
    Konishi Co., Ltd.                                          2,400     36,664
    Konoike Transport Co., Ltd.                                2,600     35,410
    Kose Corp.                                                 2,400    267,075
    Koshidaka Holdings Co., Ltd.                                 600     16,277
    Kotobuki Spirits Co., Ltd.                                 2,100     77,509
#   KRS Corp.                                                  1,000     27,116
    Kubota Corp.                                              27,100    470,594
    Kumagai Gumi Co., Ltd.                                    43,000    148,943
#   Kumiai Chemical Industry Co., Ltd.                         4,800     27,911

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kura Corp.                                                   1,000 $ 50,289
    Kuraray Co., Ltd.                                           30,000  583,243
    Kureha Corp.                                                 1,600   80,460
    Kurimoto, Ltd.                                                 800   14,988
    Kurita Water Industries, Ltd.                                4,800  136,562
    Kuroda Electric Co., Ltd.                                    1,800   34,415
    Kusuri no Aoki Holdings Co., Ltd.                            1,400   77,050
    KYB Corp.                                                   21,000  118,525
    Kyocera Corp.                                                  600   36,450
    Kyocera Corp. Sponsored ADR                                  2,000  122,180
    Kyodo Printing Co., Ltd.                                    10,000   34,997
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             4,000   66,966
    Kyokuto Securities Co., Ltd.                                 1,500   21,101
#   Kyokuyo Co., Ltd.                                              700   19,705
    KYORIN Holdings, Inc.                                        2,800   59,770
    Kyosan Electric Manufacturing Co., Ltd.                      2,000   11,141
    Kyowa Exeo Corp.                                            11,100  189,515
    Kyudenko Corp.                                               4,000  150,870
    Kyushu Financial Group, Inc.                                18,840  118,216
    LAC Co., Ltd.                                                1,900   23,281
#*  Laox Co., Ltd.                                               5,000   24,294
#   Lasertec Corp.                                               3,000   44,729
#   Lawson, Inc.                                                 4,900  333,584
#   LEC, Inc.                                                      800   19,584
    Leopalace21 Corp.                                           23,100  164,728
    Life Corp.                                                   1,400   37,071
    LIFULL Co., Ltd.                                             6,100   48,708
#   Like Co., Ltd.                                                 500   16,316
#   Link And Motivation, Inc.                                    3,400   22,714
    Lintec Corp.                                                 4,700  114,100
    Lion Corp.                                                  11,000  235,457
    LIXIL Group Corp.                                           17,900  460,661
#*  M&A Capital Partners Co., Ltd.                                 800   36,472
    M3, Inc.                                                    14,000  377,651
#   Mabuchi Motor Co., Ltd.                                        600   31,620
    Macnica Fuji Electronics Holdings, Inc.                      6,200   98,845
    Maeda Corp.                                                 14,000  169,271
    Maeda Road Construction Co., Ltd.                            5,000  103,233
    Makino Milling Machine Co., Ltd.                            10,000   84,452
    Makita Corp.                                                 7,400  289,455
    Mandom Corp.                                                 1,000   55,274
    Mani, Inc.                                                     900   21,391
    Mars Engineering Corp.                                         300    5,940
    Marubun Corp.                                                  800    6,119
    Marudai Food Co., Ltd.                                      11,000   52,173
    Maruha Nichiro Corp.                                         4,200  114,618
    Marui Group Co., Ltd.                                       14,300  194,477
    Maruichi Steel Tube, Ltd.                                    4,000  123,456
    Marusan Securities Co., Ltd.                                 2,500   21,108
#   Maruwa Unyu Kikan Co., Ltd.                                    900   32,843
    Maruzen Showa Unyu Co., Ltd.                                 3,000   13,057
#   Marvelous, Inc.                                              3,000   28,030
    Matsuda Sangyo Co., Ltd.                                     2,700   36,646

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Matsui Construction Co., Ltd.                                1,700 $ 14,544
#   Matsui Securities Co., Ltd.                                  6,500   53,201
    Matsumotokiyoshi Holdings Co., Ltd.                          2,400  147,998
    Matsuya Co., Ltd.                                            2,200   18,500
    Matsuya Foods Co., Ltd.                                        400   15,145
    Max Co., Ltd.                                                2,000   27,361
    Maxvalu Tokai Co., Ltd.                                        700   13,304
    Mazda Motor Corp.                                           55,400  832,816
    McDonald's Holdings Co. Japan, Ltd.                          1,100   44,699
    MCJ Co., Ltd.                                                4,300   50,803
    Mebuki Financial Group, Inc.                                15,800   60,822
    Medical System Network Co., Ltd.                             2,700   11,793
    Medipal Holdings Corp.                                      19,300  353,179
    Megmilk Snow Brand Co., Ltd.                                 4,700  129,943
    Meidensha Corp.                                             20,000   71,059
    MEIJI Holdings Co., Ltd.                                     4,600  366,590
    Meiko Electronics Co., Ltd.                                  2,700   40,493
    Meisei Industrial Co., Ltd.                                  2,300   14,906
    Meitec Corp.                                                 3,600  168,720
    Meito Sangyo Co., Ltd.                                       1,000   13,078
    Melco Holdings, Inc.                                           800   26,783
    Menicon Co., Ltd.                                              800   26,193
    METAWATER Co., Ltd.                                            400   11,062
#   Michinoku Bank, Ltd. (The)                                   9,000   15,247
#   Micronics Japan Co., Ltd.                                    1,600   16,945
    Mie Bank, Ltd. (The)                                           600   13,433
    Mie Kotsu Group Holdings, Inc.                               3,600   13,544
    Milbon Co., Ltd.                                             1,200   69,968
    Mimasu Semiconductor Industry Co., Ltd.                      1,000   16,052
    Minato Bank, Ltd. (The)                                        800   14,647
    Minebea Mitsumi, Inc.                                       11,400  187,819
    Ministop Co., Ltd.                                           1,900   41,802
    Miraca Holdings, Inc.                                       11,600  529,336
    Mirait Holdings Corp.                                        9,900  116,073
    Miroku Jyoho Service Co., Ltd.                               2,300   48,454
    Misawa Homes Co., Ltd.                                       1,700   15,602
    MISUMI Group, Inc.                                          13,800  342,237
    Mitani Corp.                                                 1,000   39,444
    Mito Securities Co., Ltd.                                    8,900   24,743
    Mitsuba Corp.                                                2,000   34,873
    Mitsubishi Chemical Holdings Corp.                         109,600  917,599
    Mitsubishi Electric Corp.                                   58,800  910,264
    Mitsubishi Estate Co., Ltd.                                 34,900  634,585
    Mitsubishi Gas Chemical Co., Inc.                           12,400  286,088
    Mitsubishi Heavy Industries, Ltd.                          139,000  552,643
    Mitsubishi Logistics Corp.                                  10,000  128,377
    Mitsubishi Motors Corp.                                     25,500  183,947
    Mitsubishi Nichiyu Forklift Co., Ltd.                        4,300   34,599
*   Mitsubishi Paper Mills, Ltd.                                 2,600   18,331
    Mitsubishi Research Institute, Inc.                            400   11,504
    Mitsubishi Shokuhin Co., Ltd.                                1,400   40,504
    Mitsubishi Steel Manufacturing Co., Ltd.                    10,000   25,726
    Mitsubishi Tanabe Pharma Corp.                               9,700  230,915

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mitsubishi UFJ Financial Group, Inc.                     323,100 $2,049,782
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        27,043    172,264
    Mitsubishi UFJ Lease & Finance Co., Ltd.                  53,300    283,934
    Mitsuboshi Belting, Ltd.                                   4,000     45,761
    Mitsui Chemicals, Inc.                                    78,000    443,127
    Mitsui Engineering & Shipbuilding Co., Ltd.               85,000    118,494
    Mitsui Fudosan Co., Ltd.                                  19,100    438,349
    Mitsui Home Co., Ltd.                                      3,000     20,456
    Mitsui Matsushima Co., Ltd.                                  900     12,127
    Mitsui Mining & Smelting Co., Ltd.                        77,000    336,368
    Mitsui Sugar Co., Ltd.                                     1,000     30,362
    Mitsui-Soko Holdings Co., Ltd.                            19,000     51,848
    Mixi, Inc.                                                 2,000    109,919
    Miyaji Engineering Group, Inc.                            10,000     24,363
    Miyazaki Bank, Ltd. (The)                                  7,000     23,401
    Miyoshi Oil & Fat Co., Ltd.                                  600      7,679
    Mizuho Financial Group, Inc.                             349,140    620,902
    Mizuho Financial Group, Inc. ADR                          28,400    101,388
    Mizuno Corp.                                              16,000     93,019
    Mochida Pharmaceutical Co., Ltd.                           1,000     69,674
    Modec, Inc.                                                2,100     50,062
    Monex Group, Inc.                                          4,900     13,849
    Monogatari Corp. (The)                                       300     15,651
    MonotaRO Co., Ltd.                                         6,400    211,104
    Morinaga & Co., Ltd.                                       2,200    126,089
    Morinaga Milk Industry Co., Ltd.                          14,000    102,274
    Morita Holdings Corp.                                      3,000     47,048
    Morito Co., Ltd.                                           2,600     22,092
#   Morozoff, Ltd.                                               300     18,567
#*  Morpho, Inc.                                                 600     27,052
    Mory Industries, Inc.                                        400      8,552
    MS&AD Insurance Group Holdings, Inc.                      18,852    661,226
#   MTI, Ltd.                                                  4,000     26,978
    Mugen Estate Co., Ltd.                                     1,800     16,156
    Murata Manufacturing Co., Ltd.                               500     77,785
    Musashino Bank, Ltd. (The)                                 1,700     50,793
    N Field Co., Ltd.                                          1,100     15,140
    Nabtesco Corp.                                            10,900    353,863
    Nachi-Fujikoshi Corp.                                     18,000     99,494
#   Nagano Bank, Ltd. (The)                                      700     12,492
    Nagase & Co., Ltd.                                        18,000    282,560
    Nagatanien Holdings Co., Ltd.                              2,000     24,900
    Nagoya Railroad Co., Ltd.                                 36,000    165,095
    Nakabayashi Co., Ltd.                                      6,000     17,684
    Nakamuraya Co., Ltd.                                         100      4,561
    Nakanishi, Inc.                                            1,000     41,897
    Namura Shipbuilding Co., Ltd.                              5,200     29,791
    Nankai Electric Railway Co., Ltd.                         26,000    127,939
    Nanto Bank, Ltd. (The)                                     1,600     47,070
#   Natori Co., Ltd.                                             500      9,294
    NEC Capital Solutions, Ltd.                                  700     12,060
    NEC Corp.                                                193,000    524,660
    NEC Networks & System Integration Corp.                    2,700     58,992

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    NET One Systems Co., Ltd.                                    5,900 $ 56,547
    Neturen Co., Ltd.                                            1,900   17,490
*   Nexon Co., Ltd.                                              6,300  130,942
    NGK Insulators, Ltd.                                         9,100  183,003
    NHK Spring Co., Ltd.                                        19,700  212,771
#   Nichi-iko Pharmaceutical Co., Ltd.                           4,300   65,874
    Nichia Steel Works, Ltd.                                     1,000    2,621
    Nichias Corp.                                                7,000   85,011
    Nichiban Co., Ltd.                                           3,000   26,758
    Nichiden Corp.                                                 400   14,357
    Nichiha Corp.                                                2,000   74,290
    NichiiGakkan Co., Ltd.                                       4,300   45,003
    Nichirei Corp.                                               8,800  247,328
    Nichireki Co., Ltd.                                          3,000   36,297
    Nichirin Co., Ltd.                                           1,100   24,561
    Nidec Corp.                                                  5,200  572,984
#   Nidec Corp. Sponsored ADR                                    7,900  218,672
#   Nifco, Inc.                                                  7,700  444,132
    Nihon Chouzai Co., Ltd.                                        800   26,686
    Nihon Dempa Kogyo Co., Ltd.                                  2,800   23,417
    Nihon House Holdings Co., Ltd.                               4,300   20,503
    Nihon Kohden Corp.                                           6,900  164,903
    Nihon M&A Center, Inc.                                       9,100  365,382
    Nihon Nohyaku Co., Ltd.                                      6,700   38,931
    Nihon Parkerizing Co., Ltd.                                 11,300  161,684
#   Nihon Plast Co., Ltd.                                        1,900   22,580
    Nihon Tokushu Toryo Co., Ltd.                                1,500   25,190
#   Nihon Trim Co., Ltd.                                           600   24,965
    Nihon Unisys, Ltd.                                           6,400  106,717
    Nihon Yamamura Glass Co., Ltd.                               3,000    5,140
    Nikkiso Co., Ltd.                                            5,500   56,760
    Nikkon Holdings Co., Ltd.                                    4,200   99,289
    Nikon Corp.                                                 16,100  283,678
    Nintendo Co., Ltd.                                           2,200  747,152
    Nippo Corp.                                                  5,000  101,721
    Nippon Beet Sugar Manufacturing Co., Ltd.                      900   17,603
#   Nippon Carbon Co., Ltd.                                        899   29,356
    Nippon Chemi-Con Corp.                                       6,000   24,239
    Nippon Coke & Engineering Co., Ltd.                          3,500    3,301
#   Nippon Commercial Development Co., Ltd.                      1,500   23,398
    Nippon Densetsu Kogyo Co., Ltd.                              3,600   71,553
    Nippon Express Co., Ltd.                                    56,000  357,605
    Nippon Flour Mills Co., Ltd.                                 2,400   38,672
    Nippon Gas Co., Ltd.                                         4,400  138,092
    Nippon Kanzai Co., Ltd.                                      1,300   23,376
    Nippon Kayaku Co., Ltd.                                     20,000  279,915
    Nippon Koei Co., Ltd.                                          800   22,134
    Nippon Light Metal Holdings Co., Ltd.                       75,100  202,057
#   Nippon Paint Holdings Co., Ltd.                             12,700  488,324
    Nippon Paper Industries Co., Ltd.                            3,500   69,779
#   Nippon Parking Development Co., Ltd.                        15,600   23,332
    Nippon Pillar Packing Co., Ltd.                                800   13,383
    Nippon Piston Ring Co., Ltd.                                   900   17,692

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Road Co., Ltd. (The)                                5,000 $   27,927
    Nippon Seiki Co., Ltd.                                     3,000     57,439
#*  Nippon Sharyo, Ltd.                                        8,000     20,811
    Nippon Shinyaku Co., Ltd.                                  2,600    164,098
    Nippon Shokubai Co., Ltd.                                  2,400    157,011
    Nippon Signal Co., Ltd.                                    6,200     62,952
    Nippon Soda Co., Ltd.                                     14,000     78,555
    Nippon Steel & Sumikin Bussan Corp.                        1,700     87,629
    Nippon Suisan Kaisha, Ltd.                                40,600    236,944
    Nippon Telegraph & Telephone Corp.                        10,500    513,851
    Nippon Thompson Co., Ltd.                                  5,600     31,993
    Nippon Valqua Industries, Ltd.                               600     15,854
    Nippon Yakin Kogyo Co., Ltd.                               2,000      4,022
    Nipro Corp.                                               17,900    242,810
    Nishi-Nippon Financial Holdings, Inc.                      9,800    110,260
    Nishi-Nippon Railroad Co., Ltd.                           20,000     88,146
    Nishimatsu Construction Co., Ltd.                         25,000    143,873
    Nishimatsuya Chain Co., Ltd.                               4,600     50,379
    Nishio Rent All Co., Ltd.                                  2,200     73,234
    Nissan Chemical Industries, Ltd.                           6,400    212,454
    Nissan Motor Co., Ltd.                                   128,100  1,271,938
    Nissan Shatai Co., Ltd.                                    6,800     70,404
    Nissei ASB Machine Co., Ltd.                                 600     20,675
    Nissei Build Kogyo Co., Ltd.                               6,000     34,661
    Nissei Plastic Industrial Co., Ltd.                        1,200     12,549
#   Nissha Printing Co., Ltd.                                    900     24,626
    Nisshin Fudosan Co.                                        3,300     18,394
    Nisshin Oillio Group, Ltd. (The)                          15,000     88,800
    Nisshin Seifun Group, Inc.                                 6,280    103,126
    Nisshinbo Holdings, Inc.                                   8,000     81,013
    Nissin Electric Co., Ltd.                                  6,000     72,868
    Nissin Foods Holdings Co., Ltd.                              700     43,977
    Nissin Kogyo Co., Ltd.                                     2,100     35,170
    Nissin Sugar Co., Ltd.                                       800     13,804
    Nissui Pharmaceutical Co., Ltd.                            1,700     21,455
    Nitori Holdings Co., Ltd.                                  2,800    395,143
    Nitta Corp.                                                  800     25,693
    Nittetsu Mining Co., Ltd.                                    700     39,289
    Nitto Boseki Co., Ltd.                                     8,000     46,609
    Nitto Denko Corp.                                          6,200    552,848
    Nitto Kogyo Corp.                                          2,500     40,493
    Nitto Kohki Co., Ltd.                                        700     16,634
    Nittoc Construction Co., Ltd.                              1,700      8,993
    Noevir Holdings Co., Ltd.                                  1,200     62,200
    NOF Corp.                                                 12,000    163,041
    Nohmi Bosai, Ltd.                                          3,000     46,133
    Nojima Corp.                                               3,700     59,886
#   NOK Corp.                                                  4,600    105,294
    Nomura Co., Ltd.                                           3,500     74,062
    Nomura Holdings, Inc.                                     57,100    339,244
    Nomura Holdings, Inc. Sponsored ADR                       48,288    288,279
    Nomura Real Estate Holdings, Inc.                         18,500    366,691
    Nomura Research Institute, Ltd.                            4,422    165,530

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Noritake Co., Ltd.                                           1,000 $ 38,334
    Noritsu Koki Co., Ltd.                                         900    8,286
    Noritz Corp.                                                 2,100   41,188
    NS Solutions Corp.                                           2,600   54,739
    NSD Co., Ltd.                                                2,300   43,869
    NSK, Ltd.                                                   18,200  234,603
    NTN Corp.                                                   32,000  148,929
    NTT Data Corp.                                              23,500  255,982
    NTT DOCOMO, Inc.                                            37,100  861,536
#   NTT DOCOMO, Inc. Sponsored ADR                               6,786  157,707
    NTT Urban Development Corp.                                  6,000   61,389
    Nuflare Technology, Inc.                                       600   32,105
    Obara Group, Inc.                                            1,100   60,820
    Obayashi Corp.                                              55,600  669,461
    Obic Co., Ltd.                                               1,400   87,526
    Odakyu Electric Railway Co., Ltd.                           11,000  217,894
    Oenon Holdings, Inc.                                         5,000   12,424
    Ogaki Kyoritsu Bank, Ltd. (The)                             23,000   66,448
    Ohara, Inc.                                                    300    3,786
    Ohsho Food Service Corp.                                       600   23,342
    Oiles Corp.                                                  1,800   32,191
    Oita Bank, Ltd. (The)                                        6,000   22,609
    Oji Holdings Corp.                                          38,000  194,881
    Okabe Co., Ltd.                                              4,100   40,135
    Okamoto Industries, Inc.                                     6,000   65,682
    Okamura Corp.                                                8,300   84,379
    Okasan Securities Group, Inc.                               15,000   90,843
    Oki Electric Industry Co., Ltd.                              8,000  109,537
#   Okinawa Cellular Telephone Co.                                 700   24,609
    OKUMA Corp.                                                  9,000   86,517
    Okumura Corp.                                               16,000  116,433
    Okura Industrial Co., Ltd.                                   2,000   12,930
    Okuwa Co., Ltd.                                              2,000   21,295
    Olympus Corp.                                               13,100  475,487
    Omron Corp.                                                  4,500  224,514
    Ono Pharmaceutical Co., Ltd.                                 7,800  170,631
    Onoken Co., Ltd.                                             1,100   18,293
    Onward Holdings Co., Ltd.                                   14,000  101,565
    Open House Co., Ltd.                                         3,800  125,770
    OPT Holdings, Inc.                                           1,200   15,138
    Optex Group Co., Ltd.                                          300   10,073
    Oracle Corp.                                                 2,000  134,430
    Organo Corp.                                                 2,000   10,661
#   Orient Corp.                                                45,600   76,910
    Oriental Land Co., Ltd.                                      5,600  405,947
    Origin Electric Co., Ltd.                                    2,000    5,675
    ORIX Corp.                                                     400    6,347
    Osaka Gas Co., Ltd.                                         80,000  320,410
    Osaka Soda Co., Ltd.                                         4,000   20,133
    OSAKA Titanium Technologies Co., Ltd.                        1,300   20,060
    Osaki Electric Co., Ltd.                                     4,000   30,581
#   OSG Corp.                                                    8,700  183,433
    OSJB Holdings Corp.                                         11,900   32,687

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Otsuka Corp.                                                 3,100 $203,072
    Otsuka Holdings Co., Ltd.                                    4,200  184,965
    Outsourcing, Inc.                                            2,000   99,905
    Oyo Corp.                                                    2,100   30,437
    Pacific Industrial Co., Ltd.                                 2,100   27,300
#*  Pacific Metals Co., Ltd.                                     7,000   18,778
    Pack Corp. (The)                                               700   22,645
    PAL GROUP Holdings Co., Ltd.                                 1,100   35,110
    PALTAC Corp.                                                 2,000   72,565
    PanaHome Corp.                                               8,000   86,882
    Panasonic Corp.                                             62,600  862,208
#   Panasonic Corp. Sponsored ADR                               24,160  336,549
    Paramount Bed Holdings Co., Ltd.                             1,500   68,340
#   Parco Co., Ltd.                                              2,200   27,115
    Paris Miki Holdings, Inc.                                    2,800   11,755
#   Park24 Co., Ltd.                                            10,400  263,201
    Pasona Group, Inc.                                           2,000   22,231
#   PC Depot Corp.                                               3,840   22,103
    Pegasus Sewing Machine Manufacturing Co., Ltd.               3,200   21,556
    Penta-Ocean Construction Co., Ltd.                          32,600  194,200
#   Pepper Food Service Co., Ltd.                                  300   11,096
#*  PeptiDream, Inc.                                             5,000  157,105
    Persol Holdings Co., Ltd.                                   18,600  352,652
    Pigeon Corp.                                                13,300  492,987
    Pilot Corp.                                                  2,600  113,253
    Piolax, Inc.                                                 1,500   41,437
#*  Pioneer Corp.                                               44,000   86,884
    Plenus Co., Ltd.                                             1,100   25,765
    Pocket Card Co., Ltd.                                        3,300   21,677
    Pola Orbis Holdings, Inc.                                    4,000  110,973
    Poletowin Pitcrew Holdings, Inc.                             1,600   21,330
    Press Kogyo Co., Ltd.                                        6,000   28,221
    Pressance Corp.                                              4,300   59,351
    Prestige International, Inc.                                 3,700   40,524
    Pronexus, Inc.                                                 600    6,799
    PS Mitsubishi Construction Co., Ltd.                         4,900   22,477
    Qol Co., Ltd.                                                1,800   29,042
    Quick Co., Ltd.                                                800   11,489
    Raito Kogyo Co., Ltd.                                        5,500   59,412
    Rakuten, Inc.                                               26,700  326,145
    Recruit Holdings Co., Ltd.                                  42,900  742,585
    Relia, Inc.                                                  1,400   14,966
    Relo Group, Inc.                                            14,100  283,008
    Renaissance, Inc.                                              700   12,674
    Rengo Co., Ltd.                                             21,900  124,320
    Resona Holdings, Inc.                                       47,900  246,764
    Rhythm Watch Co., Ltd.                                       9,000   19,193
    Ricoh Co., Ltd.                                             28,100  264,211
    Ricoh Leasing Co., Ltd.                                      2,300   80,363
#   Right On Co., Ltd.                                           1,300   11,794
#   Riken Keiki Co., Ltd.                                        1,500   28,358
    Rinnai Corp.                                                 1,000   93,358
    Riso Kagaku Corp.                                            2,100   43,912

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Riso Kyoiku Co., Ltd.                                        2,900 $ 21,710
    Rock Field Co., Ltd.                                         1,200   20,295
    Rohto Pharmaceutical Co., Ltd.                               6,500  131,302
    Rokko Butter Co., Ltd.                                       1,000   22,607
    Roland DG Corp.                                              1,200   30,072
#   Rorze Corp.                                                  1,000   21,552
    Round One Corp.                                              4,500   48,060
    Ryobi, Ltd.                                                 12,000   56,750
    Ryoden Corp.                                                 2,000   14,552
    Ryohin Keikaku Co., Ltd.                                     1,400  357,901
    Ryosan Co., Ltd.                                             2,600  101,689
#   S Foods, Inc.                                                  600   22,339
    Sac's Bar Holdings, Inc.                                     1,600   17,588
    Saizeriya Co., Ltd.                                          1,800   52,365
    Sakai Chemical Industry Co., Ltd.                           11,000   44,577
    Sakai Moving Service Co., Ltd.                                 700   33,784
    Sakata INX Corp.                                             3,000   54,248
    Sala Corp.                                                   1,800   14,997
    San-A Co., Ltd.                                              1,400   62,441
    San-Ai Oil Co., Ltd.                                         8,800   89,409
    San-In Godo Bank, Ltd. (The)                                 7,400   60,105
*   Sanden Holdings Corp.                                        7,000   19,966
    Sangetsu Corp.                                               4,500   81,077
    Sanken Electric Co., Ltd.                                   12,000   60,834
    Sanki Engineering Co., Ltd.                                  6,300   71,227
    Sankyo Co., Ltd.                                             3,600  118,161
#   Sankyo Tateyama, Inc.                                        1,400   19,778
    Sankyu, Inc.                                                29,000  218,423
    Sanoh Industrial Co., Ltd.                                   1,100    7,931
#   Sanrio Co., Ltd.                                             2,600   52,219
    Sanshin Electronics Co., Ltd.                                2,400   30,184
    Santen Pharmaceutical Co., Ltd.                             17,300  243,729
    Sanwa Holdings Corp.                                        48,700  527,354
    Sanyo Chemical Industries, Ltd.                              1,400   66,485
    Sanyo Denki Co., Ltd.                                        4,000   44,556
    Sanyo Electric Railway Co., Ltd.                             7,000   35,854
#   Sanyo Shokai, Ltd.                                             900   13,553
    Sanyo Trading Co., Ltd.                                        700   15,949
    Sapporo Holdings, Ltd.                                       6,600  179,760
    Sato Holdings Corp.                                          3,900   93,535
    Sawada Holdings Co., Ltd.                                    1,300   11,804
    Sawai Pharmaceutical Co., Ltd.                               2,000  112,723
    SBI Holdings, Inc.                                          30,800  440,642
    Scala, Inc.                                                  2,600   20,002
    SCREEN Holdings Co., Ltd.                                    3,400  227,264
    SCSK Corp.                                                   1,743   73,555
    Secom Co., Ltd.                                             10,500  787,793
    Seed Co., Ltd.                                                 700   14,910
    Sega Sammy Holdings, Inc.                                   14,100  190,247
#   Seibu Holdings, Inc.                                         6,500  113,390
    Seika Corp.                                                  5,000   21,615
    Seikitokyu Kogyo Co., Ltd.                                   2,600   14,098
#   Seiko Epson Corp.                                           11,900  313,237

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Seiko Holdings Corp.                                        11,000 $ 49,103
    Seino Holdings Co., Ltd.                                     7,800  105,026
    Seiren Co., Ltd.                                             4,800   81,126
    Sekisui House, Ltd.                                         30,700  531,423
    Sekisui Jushi Corp.                                          2,000   36,370
    Sekisui Plastics Co., Ltd.                                   2,500   21,370
    Senko Group Holdings Co., Ltd.                              11,720   79,785
    Senshu Ikeda Holdings, Inc.                                 12,600   52,194
    Senshukai Co., Ltd.                                          3,000   18,488
#   Septeni Holdings Co., Ltd.                                   9,500   29,043
    Seria Co., Ltd.                                              2,800  138,971
    Seven & I Holdings Co., Ltd.                                23,100  931,037
#   Seven Bank, Ltd.                                           114,200  451,930
    SFP Holdings Co., Ltd.                                         900   14,207
#*  Sharp Corp.                                                 24,000   84,485
    Shibuya Corp.                                                2,100   63,940
    Shiga Bank, Ltd. (The)                                      14,000   74,195
    Shikoku Bank, Ltd. (The)                                    12,000   32,178
    Shikoku Chemicals Corp.                                      4,000   51,200
    Shima Seiki Manufacturing, Ltd.                              1,700   82,677
    Shimachu Co., Ltd.                                           3,700   92,588
    Shimadzu Corp.                                              12,000  236,279
    Shimamura Co., Ltd.                                          1,000  124,343
    Shimano, Inc.                                                2,400  351,865
    Shimizu Bank, Ltd. (The)                                       500   15,872
    Shimizu Corp.                                               46,000  486,035
    Shin Nippon Air Technologies Co., Ltd.                         300    4,325
    Shin-Etsu Chemical Co., Ltd.                                 7,300  667,694
    Shin-Etsu Polymer Co., Ltd.                                  7,600   73,640
    Shindengen Electric Manufacturing Co., Ltd.                  3,000   15,558
*   Shinkawa, Ltd.                                               3,200   21,580
    Shinko Plantech Co., Ltd.                                    5,600   47,851
    Shinko Shoji Co., Ltd.                                       1,000   13,068
    Shinmaywa Industries, Ltd.                                  10,000   87,436
    Shinnihon Corp.                                              3,200   26,065
#   Shinoken Group Co., Ltd.                                     1,400   33,315
    Shinsei Bank, Ltd.                                         109,000  179,659
    Shinsho Corp.                                                  800   21,172
    Shionogi & Co., Ltd.                                         8,700  464,494
    Ship Healthcare Holdings, Inc.                               4,600  141,175
    Shiseido Co., Ltd.                                          26,900  950,199
    Shizuoka Bank, Ltd. (The)                                   14,000  124,908
    Shizuoka Gas Co., Ltd.                                       6,500   49,164
    Shoei Co., Ltd.                                                800   22,915
    Shoei Foods Corp.                                              900   38,516
    Shofu, Inc.                                                  1,900   22,777
*   Showa Corp.                                                  4,300   41,539
    Showa Denko K.K.                                            10,700  278,514
    Showa Sangyo Co., Ltd.                                       9,000   48,907
    Showa Shell Sekiyu K.K.                                     28,400  309,354
    Sinanen Holdings Co., Ltd.                                     800   16,232
    Sinfonia Technology Co., Ltd.                               11,000   46,163
    Sinko Industries, Ltd.                                       1,300   19,861

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sintokogio, Ltd.                                           4,000 $   42,123
    SKY Perfect JSAT Holdings, Inc.                           15,300     68,682
    Skylark Co., Ltd.                                          9,400    141,873
    SMC Corp.                                                  1,100    349,698
    SMK Corp.                                                  4,000     16,892
    SMS Co., Ltd.                                              2,600     82,276
    Sodick Co., Ltd.                                           3,900     47,498
    SoftBank Group Corp.                                      32,984  2,658,462
    Softbank Technology Corp.                                  1,200     19,247
    Sogo Medical Co., Ltd.                                     1,000     45,744
    Sohgo Security Services Co., Ltd.                          3,900    165,317
    Sompo Holdings, Inc.                                      12,100    474,589
#   Sony Financial Holdings, Inc.                              4,200     72,610
*   Sosei Group Corp.                                          1,500    155,629
    Sotetsu Holdings, Inc.                                    20,000     97,918
#   Sparx Group Co., Ltd.                                      7,000     13,952
    Square Enix Holdings Co., Ltd.                             5,100    166,865
    SRA Holdings                                                 400     10,966
    ST Corp.                                                     700     17,566
    St Marc Holdings Co., Ltd.                                 1,200     37,505
    Star Micronics Co., Ltd.                                   3,000     49,666
    Start Today Co., Ltd.                                      9,900    279,346
    Starts Corp., Inc.                                         3,500     91,453
#   Stella Chemifa Corp.                                       1,700     47,787
    Studio Alice Co., Ltd.                                     1,400     32,876
    Subaru Corp.                                              23,600    851,418
    Sugi Holdings Co., Ltd.                                    2,100    107,148
    Sumida Corp.                                               1,700     32,518
#   Suminoe Textile Co., Ltd.                                  5,000     14,049
    Sumitomo Bakelite Co., Ltd.                               20,000    145,293
    Sumitomo Chemical Co., Ltd.                              163,231    953,942
    Sumitomo Dainippon Pharma Co., Ltd.                        8,400    117,667
    Sumitomo Densetsu Co., Ltd.                                2,100     33,446
    Sumitomo Electric Industries, Ltd.                        16,400    265,097
    Sumitomo Forestry Co., Ltd.                               10,600    162,260
    Sumitomo Heavy Industries, Ltd.                           57,000    415,554
    Sumitomo Metal Mining Co., Ltd.                           21,000    317,156
    Sumitomo Mitsui Construction Co., Ltd.                    95,500    103,834
    Sumitomo Mitsui Financial Group, Inc.                     38,600  1,489,411
    Sumitomo Mitsui Trust Holdings, Inc.                       9,600    352,541
    Sumitomo Realty & Development Co., Ltd.                   11,000    332,996
#   Sumitomo Riko Co., Ltd.                                    2,900     30,334
    Sumitomo Seika Chemicals Co., Ltd.                           800     40,222
    Sumitomo Warehouse Co., Ltd. (The)                        12,000     76,893
    Sun Frontier Fudousan Co., Ltd.                            2,700     28,815
    Sundrug Co., Ltd.                                          3,800    141,559
    Suntory Beverage & Food, Ltd.                              5,200    254,901
    Suzuken Co., Ltd.                                          6,590    220,086
    Suzuki Motor Corp.                                        15,900    753,681
*   SWCC Showa Holdings Co., Ltd.                             29,000     23,915
    Sysmex Corp.                                               7,100    406,441
    Systena Corp.                                              1,700     38,971
    T Hasegawa Co., Ltd.                                         400      8,426

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    T RAD Co., Ltd.                                            3,000 $    9,479
    T&D Holdings, Inc.                                        27,400    404,198
    T&K Toka Co., Ltd.                                         1,000     10,970
    T-Gaia Corp.                                               2,700     54,035
    Tachi-S Co., Ltd.                                          1,500     27,365
    Tachibana Eletech Co., Ltd.                                1,000     14,462
    Tadano, Ltd.                                              10,100    125,094
    Taihei Dengyo Kaisha, Ltd.                                 3,000     43,357
    Taiho Kogyo Co., Ltd.                                      1,600     22,556
    Taikisha, Ltd.                                             2,500     67,241
    Taiko Bank, Ltd. (The)                                     7,000     14,902
    Taisei Corp.                                              57,000    545,606
    Taisho Pharmaceutical Holdings Co., Ltd.                   1,200     89,895
    Taiyo Holdings Co., Ltd.                                   1,900     90,282
    Taiyo Nippon Sanso Corp.                                   4,300     49,695
    Takamatsu Construction Group Co., Ltd.                     2,400     62,967
    Takaoka Toko Co., Ltd.                                     1,400     23,437
    Takara Holdings, Inc.                                      7,600     75,890
    Takara Leben Co., Ltd.                                    14,600     66,976
    Takara Standard Co., Ltd.                                  4,300     72,200
    Takasago International Corp.                               2,300     90,342
    Takasago Thermal Engineering Co., Ltd.                     4,900     81,784
    Takashimaya Co., Ltd.                                     24,000    219,548
    Takeda Pharmaceutical Co., Ltd.                           19,500  1,030,123
    Takeei Corp.                                               3,000     30,386
    Takeuchi Manufacturing Co., Ltd.                           4,600     89,163
    Takuma Co., Ltd.                                           6,000     61,450
    Tamron Co., Ltd.                                           1,000     18,758
    Tamura Corp.                                               4,000     21,856
    Tanseisha Co., Ltd.                                        1,900     19,159
    Tatsuta Electric Wire and Cable Co., Ltd.                  4,900     31,414
    Tayca Corp.                                                3,000     26,534
    TechMatrix Corp.                                           1,500     25,049
    TechnoPro Holdings, Inc.                                   5,200    223,096
    Tecnos Japan, Inc.                                         1,300     12,935
    Teijin, Ltd.                                              23,500    471,160
    Teikoku Sen-I Co., Ltd.                                    1,100     20,037
    Tekken Corp.                                              11,000     33,776
    Tenma Corp.                                                2,100     42,379
    Terumo Corp.                                               4,400    166,364
    THK Co., Ltd.                                              5,200    158,775
    TIS, Inc.                                                  8,300    250,908
    TKC Corp.                                                  1,500     43,637
#*  Toa Corp.(6894508)                                         2,600     42,451
    Toa Corp.(6894434)                                           900      9,386
    TOA ROAD Corp.                                             3,000     12,397
    Toagosei Co., Ltd.                                        10,800    130,270
    Tobishima Corp.                                           13,200     20,203
    Tobu Railway Co., Ltd.                                    36,000    190,615
    TOC Co., Ltd.                                              2,600     24,432
    Tocalo Co., Ltd.                                           1,900     72,596
    Tochigi Bank, Ltd. (The)                                   5,000     20,346
    Toda Corp.                                                26,000    178,742

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Toei Animation Co., Ltd.                                     400 $   30,426
    Toei Co., Ltd.                                             7,000     71,369
    Toenec Corp.                                               6,000     36,433
    Toho Bank, Ltd. (The)                                      6,000     20,935
    Toho Co., Ltd.(6895211)                                      200      5,254
    Toho Co., Ltd.(6895200)                                    3,200    115,320
    Toho Gas Co., Ltd.                                        49,000    332,063
#   Toho Holdings Co., Ltd.                                    7,400    146,288
#   Toho Titanium Co., Ltd.                                    4,300     33,301
    Toho Zinc Co., Ltd.                                       16,000     68,894
    Tokai Carbon Co., Ltd.                                    23,100    149,074
    Tokai Corp.                                                  900     39,769
    TOKAI Holdings Corp.                                       1,500     11,535
    Tokai Rika Co., Ltd.                                       2,800     51,415
    Tokai Tokyo Financial Holdings, Inc.                       9,500     55,413
    Token Corp.                                                1,020    129,678
    Tokio Marine Holdings, Inc.                               29,400  1,236,366
    Tokushu Tokai Paper Co., Ltd.                              1,000     37,618
*   Tokuyama Corp.                                            31,000    140,835
    Tokyo Broadcasting System Holdings, Inc.                   4,800     90,726
    Tokyo Dome Corp.                                           3,400     32,724
    Tokyo Electron, Ltd.                                       5,600    787,571
    Tokyo Energy & Systems, Inc.                               2,000     19,573
    Tokyo Gas Co., Ltd.                                       79,000    419,160
    Tokyo Individualized Educational Institute, Inc.           1,300     14,964
#   Tokyo Keiki, Inc.                                         11,000     28,916
    Tokyo Ohka Kogyo Co., Ltd.                                 4,200    136,717
    Tokyo Rope Manufacturing Co., Ltd.                         1,800     27,564
    Tokyo Seimitsu Co., Ltd.                                   2,800     97,122
    Tokyo Tatemono Co., Ltd.                                  14,200    193,214
    Tokyo TY Financial Group, Inc.                             1,485     39,521
    Tokyotokeiba Co., Ltd.                                       700     22,730
    Tokyu Construction Co., Ltd.                               8,900     71,173
    Tokyu Corp.                                               19,383    285,213
    Tokyu Fudosan Holdings Corp.                              74,400    446,293
#   Tokyu Recreation Co., Ltd.                                 3,000     22,826
    Toli Corp.                                                 4,700     15,292
    Tomato Bank, Ltd.                                          1,400     19,515
    TOMONY Holdings, Inc.                                      8,700     42,544
    Tomy Co., Ltd.                                             7,900     96,636
    Tonami Holdings Co., Ltd.                                  3,000     11,795
    Topcon Corp.                                               7,500    128,321
    Toppan Forms Co., Ltd.                                     6,400     66,544
    Toppan Printing Co., Ltd.                                 20,000    211,354
    Topre Corp.                                                2,800     73,811
    Topy Industries, Ltd.                                      1,700     52,211
    Toray Industries, Inc.                                    57,107    515,672
    Toridoll Holdings Corp.                                    1,400     39,242
#   Torikizoku Co., Ltd.                                       1,000     23,394
    Torishima Pump Manufacturing Co., Ltd.                     1,100     11,242
    Tosei Corp.                                                3,900     30,482
#*  Toshiba Corp.                                             60,000    136,142
    Toshiba Machine Co., Ltd.                                 14,000     66,481

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Toshiba Plant Systems & Services Corp.                     3,300 $   53,738
    Toshiba TEC Corp.                                         13,000     71,957
#   Tosho Printing Co., Ltd.                                   5,000     24,673
    Tosoh Corp.                                               10,000    118,401
    Totetsu Kogyo Co., Ltd.                                    2,500     78,055
    TOTO, Ltd.                                                 7,400    297,786
    Tottori Bank, Ltd. (The)                                   1,400     21,606
#   Towa Corp.                                                 2,800     43,623
    Towa Pharmaceutical Co., Ltd.                                900     43,472
    Toyo Construction Co., Ltd.                                9,000     38,527
    Toyo Corp.                                                 2,500     24,115
#   Toyo Engineering Corp.                                    10,000     26,301
    Toyo Ink SC Holdings Co., Ltd.                            33,000    170,989
    Toyo Kanetsu K.K.                                         16,000     52,372
    Toyo Kohan Co., Ltd.                                       7,500     32,968
    Toyo Securities Co., Ltd.                                  4,000      9,085
    Toyo Seikan Group Holdings, Ltd.                          16,600    272,113
    Toyo Suisan Kaisha, Ltd.                                   3,000    108,990
    Toyo Tanso Co., Ltd.                                       1,200     20,084
    Toyobo Co., Ltd.                                          94,227    179,418
    Toyoda Gosei Co., Ltd.                                     6,300    148,645
    Toyota Boshoku Corp.                                       8,400    175,430
    Toyota Industries Corp.                                    4,700    252,164
    Toyota Motor Corp.                                        66,919  3,771,544
    Toyota Motor Corp. Sponsored ADR                          17,953  2,025,817
    Toyota Tsusho Corp.                                       30,200    970,871
    TPR Co., Ltd.                                              2,400     75,790
    Trancom Co., Ltd.                                            800     39,538
    Transcosmos, Inc.                                          2,500     60,083
    Trend Micro, Inc.                                          5,700    285,070
    Trusco Nakayama Corp.                                      4,100    105,157
    TS Tech Co., Ltd.                                          8,000    237,101
    TSI Holdings Co., Ltd.                                     9,100     65,714
#   Tsubaki Nakashima Co., Ltd.                                1,800     36,128
    Tsubakimoto Chain Co.                                     14,000    118,782
    Tsugami Corp.                                              4,000     32,064
    Tsukuba Bank, Ltd.                                         5,900     17,689
    Tsukui Corp.                                               8,000     48,580
    Tsuruha Holdings, Inc.                                     1,600    167,874
    Tsurumi Manufacturing Co., Ltd.                            1,900     31,822
    Tsutsumi Jewelry Co., Ltd.                                 1,200     21,714
    TV Asahi Holdings Corp.                                    3,200     58,187
    Tv Tokyo Holdings Corp.                                      700     14,563
#*  U-Shin, Ltd.                                               2,100     14,104
    UACJ Corp.                                                37,000    109,208
    Ulvac, Inc.                                                3,100    166,208
    Unicharm Corp.                                            17,500    449,005
    Uniden Holdings Corp.                                     10,000     23,810
    Union Tool Co.                                               500     14,843
    Unipres Corp.                                              2,700     62,795
    United Arrows, Ltd.                                        2,800     84,863
    United Super Markets Holdings, Inc.                        3,900     39,575
#   UNITED, Inc.                                                 200      4,993

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Universal Entertainment Corp.                                1,900 $ 54,510
#   Unizo Holdings Co., Ltd.                                     1,500   34,804
    Ushio, Inc.                                                 12,900  181,043
    USS Co., Ltd.                                                8,800  177,771
*   UT Group Co., Ltd.                                           1,800   32,315
#   V Technology Co., Ltd.                                         300   51,361
    Valor Holdings Co., Ltd.                                     4,700  106,219
    Vector, Inc.                                                 2,000   29,109
#   Vital KSK Holdings, Inc.                                     3,700   29,636
    Voyage Group, Inc.                                           1,100   20,713
    VT Holdings Co., Ltd.                                        8,900   45,495
#   W-Scope Corp.                                                1,700   36,091
    Wacoal Holdings Corp.                                       18,000  252,861
    Wakachiku Construction Co., Ltd.                            12,000   18,934
    Wakita & Co., Ltd.                                           4,700   53,007
    Watahan & Co., Ltd.                                            800   16,870
    WATAMI Co., Ltd.                                             1,700   20,782
    Weathernews, Inc.                                              500   15,548
    Welcia Holdings Co., Ltd.                                    3,200  121,601
    West Japan Railway Co.                                       2,300  165,092
    WirelessGate, Inc.                                           1,100   14,413
    World Holdings Co., Ltd.                                     1,000   24,330
    Wowow, Inc.                                                  1,300   37,769
    Xebio Holdings Co., Ltd.                                     2,400   45,202
    YA-MAN, Ltd.                                                   400   30,864
    Yahagi Construction Co., Ltd.                                3,600   29,832
#   Yahoo Japan Corp.                                           50,000  226,297
    Yaizu Suisankagaku Industry Co., Ltd.                          200    2,192
    Yakult Honsha Co., Ltd.                                      3,200  218,066
#   Yakuodo Co., Ltd.                                              800   21,851
    YAMABIKO Corp.                                               4,800   58,037
#   Yamada Denki Co., Ltd.                                      34,500  184,259
#   Yamagata Bank, Ltd. (The)                                   10,000   45,395
    Yamaha Corp.                                                 5,100  180,352
    Yamaha Motor Co., Ltd.                                      11,600  291,340
    Yamaichi Electronics Co., Ltd.                               3,500   68,136
    Yamanashi Chuo Bank, Ltd. (The)                              9,000   36,762
    Yamatane Corp.                                                 800   11,842
    Yamato Holdings Co., Ltd.                                   14,000  281,013
    Yamazaki Baking Co., Ltd.                                    6,800  136,412
    Yamazen Corp.                                                3,900   40,038
    Yaoko Co., Ltd.                                              2,400  103,556
    Yaskawa Electric Corp.                                      30,300  812,321
    Yasuda Logistics Corp.                                       1,500   10,532
    Yellow Hat, Ltd.                                             1,600   41,320
    Yodogawa Steel Works, Ltd.                                   3,100   85,240
    Yokogawa Bridge Holdings Corp.                               3,400   51,730
    Yokogawa Electric Corp.                                     19,500  328,183
    Yokohama Reito Co., Ltd.                                     4,500   44,751
#   Yokowo Co., Ltd.                                             1,600   21,152
    Yomeishu Seizo Co., Ltd.                                       800   15,374
    Yomiuri Land Co., Ltd.                                       3,000   14,303
    Yondenko Corp.                                               2,000   11,004

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yondoshi Holdings, Inc.                                  1,200 $     30,139
    Yuasa Trading Co., Ltd.                                  1,500       48,061
#   Yume No Machi Souzou Iinkai Co., Ltd.                    1,100       12,528
#   Yumeshin Holdings Co., Ltd.                              4,200       28,627
    Yurtec Corp.                                             6,000       40,731
    Zenkoku Hosho Co., Ltd.                                  3,800      163,410
    Zenrin Co., Ltd.                                         2,500       76,940
    Zensho Holdings Co., Ltd.                                7,500      135,669
    Zeon Corp.                                              20,000      249,522
    ZERIA Pharmaceutical Co., Ltd.                           1,100       19,169
*   ZIGExN Co., Ltd.                                         2,000       29,166
#   Zojirushi Corp.                                          4,200       43,847
                                                                   ------------
TOTAL JAPAN                                                         165,661,639
                                                                   ------------
NETHERLANDS -- (3.5%)
    Aalberts Industries NV                                   9,700      423,518
    ABN AMRO Group NV                                       21,149      597,782
    Accell Group                                             1,885       57,462
    Aegon NV                                               130,140      729,493
    Akzo Nobel NV                                           20,582    1,863,372
*   Altice NV Class A                                       16,909      416,595
*   Altice NV Class B                                        5,130      126,739
    AMG Advanced Metallurgical Group NV                      1,481       51,124
    Amsterdam Commodities NV                                 1,612       47,884
    APERAM SA                                                4,634      225,227
    Arcadis NV                                               6,829      139,655
    ASM International NV                                     4,549      273,749
    ASML Holding NV(B929F46)                                 3,597      542,418
#   ASML Holding NV(B908F01)                                 3,404      511,723
    BE Semiconductor Industries NV                           3,607      234,630
#   Beter Bed Holding NV                                       515        9,561
#   BinckBank NV                                             5,442       29,935
#   Brunel International NV                                  2,332       35,836
    Coca-Cola European Partners P.L.C.                      14,397      624,874
    Corbion NV                                               6,592      212,898
#   Flow Traders                                               744       22,529
*   Fugro NV                                                10,466      168,106
    Gemalto NV(B011JK4)                                      1,107       56,429
    Gemalto NV(B9MS8P5)                                      5,344      272,230
    GrandVision NV                                           2,918       82,459
*   Heijmans NV                                              2,550       21,565
#   Heineken NV                                              7,003      730,757
    Hunter Douglas NV                                          379       33,163
    IMCD Group NV                                            3,736      209,175
    ING Groep NV                                            88,753    1,658,246
#   ING Groep NV Sponsored ADR                              87,023    1,629,941
    KAS Bank NV                                                625        7,211
    Kendrion NV                                              1,411       60,194
    Koninklijke Ahold Delhaize NV                           47,817      978,051
    Koninklijke Ahold Delhaize NV Sponsored ADR                839       17,144
#   Koninklijke BAM Groep NV                                13,651       81,174
    Koninklijke DSM NV                                      13,053      962,898
#   Koninklijke KPN NV                                     310,468    1,125,865

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Koninklijke Philips NV(5986622)                          27,869 $ 1,065,043
    Koninklijke Philips NV(500472303)                        15,186     579,650
    Koninklijke Vopak NV                                      6,798     323,669
    Nederland Apparatenfabriek                                  620      28,478
    NN Group NV                                              16,774     679,915
    Ordina NV                                                12,745      23,815
    PostNL NV                                                44,388     210,101
    Randstad Holding NV                                      15,296     922,284
    Refresco Group NV                                         3,812      74,482
    RELX NV                                                  44,774     940,451
    RELX NV Sponsored ADR                                     8,127     171,557
    Sligro Food Group NV                                      2,263     102,357
*   Telegraaf Media Groep NV                                    581       4,140
    TKH Group NV                                              3,488     213,333
*   TomTom NV                                                 9,070      96,276
    Unilever NV(904784709)                                   46,987   2,733,234
    Unilever NV(B12T3J1)                                     22,626   1,318,589
    Van Lanschot Kempen NV                                      450      13,346
#   Wessanen                                                 11,873     209,345
    Wolters Kluwer NV                                        24,154   1,074,211
                                                                    -----------
TOTAL NETHERLANDS                                                    26,055,888
                                                                    -----------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                        30,129      99,913
    Auckland International Airport, Ltd.                     19,632     102,638
    Chorus, Ltd.                                             43,189     144,726
    Chorus, Ltd. ADR                                            880      14,335
    Contact Energy, Ltd.                                     15,903      64,036
    EBOS Group, Ltd.                                          4,041      54,896
    Fisher & Paykel Healthcare Corp., Ltd.                   38,589     317,970
    Fletcher Building, Ltd.(6341606)                         36,627     219,870
    Fletcher Building, Ltd.(6341617)                          1,711      10,275
#   Fonterra Co-operative Group, Ltd.                         2,487      11,302
    Freightways, Ltd.                                        10,373      61,923
    Heartland Bank, Ltd.                                     24,551      33,558
    Infratil, Ltd.                                           47,412     110,072
    Mainfreight, Ltd.                                         4,854      88,581
    Mercury NZ, Ltd.                                         25,398      66,419
    Meridian Energy, Ltd.                                    52,341     113,223
    Metlifecare, Ltd.                                         6,336      26,603
    New Zealand Refining Co., Ltd. (The)                      7,267      13,474
    NZME, Ltd.                                                3,265       2,275
    NZX, Ltd.                                                21,052      18,637
#   Port of Tauranga, Ltd.                                    8,115      28,519
    Restaurant Brands New Zealand, Ltd.                       6,760      32,566
    Ryman Healthcare, Ltd.                                    6,901      45,704
    Scales Corp., Ltd.                                        6,386      16,357
    Skellerup Holdings, Ltd.                                 11,410      14,401
    SKY Network Television, Ltd.                             17,481      43,449
    Spark New Zealand, Ltd.                                 251,037     707,074
    Steel & Tube Holdings, Ltd.                               4,051       6,722
    Tourism Holdings, Ltd.                                    8,447      27,169
    Trade Me Group, Ltd.                                     36,435     149,805

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
 NEW ZEALAND -- (Continued)
     Warehouse Group, Ltd. (The)                               5,791 $    9,395
 *   Xero, Ltd.                                                2,120     42,004
     Z Energy, Ltd.                                           48,685    283,047
                                                                     ----------
 TOTAL NEW ZEALAND                                                    2,980,938
                                                                     ----------
 NORWAY -- (0.7%)
     ABG Sundal Collier Holding ASA                           41,376     28,699
     AF Gruppen ASA                                            1,030     19,599
 *   Akastor ASA                                              28,173     57,713
 *   Aker Solutions ASA                                       25,840    129,236
     American Shipping Co. ASA                                 3,443     10,838
     Atea ASA                                                 14,379    176,307
 #*  Axactor AB                                               41,655     13,535
     Bakkafrost P/F                                            1,935     75,978
     Borregaard ASA                                            5,619     70,279
     BW LPG, Ltd.                                              2,364     10,659
 #*  BW Offshore, Ltd.                                        15,439     47,583
     DNB ASA                                                  44,184    867,972
     Ekornes ASA                                               1,838     26,661
     Entra ASA                                                 7,903    105,043
     Europris ASA                                              2,251     10,526
 #*  Fred Olsen Energy ASA                                     3,684      5,385
     Frontline, Ltd.                                           1,480      8,581
     Gjensidige Forsikring ASA                                15,577    269,596
 #   Golar LNG, Ltd.                                             568     13,524
     Grieg Seafood ASA                                         7,968     65,413
 *   Kongsberg Automotive ASA                                 23,789     25,205
     Kongsberg Gruppen ASA                                     1,283     21,818
 *   Kvaerner ASA                                             14,430     21,062
     Leroy Seafood Group ASA                                  44,640    259,105
 #   Marine Harvest ASA                                       21,388    398,751
 #*  Nordic Nanovector ASA                                     2,120     22,546
 #*  Nordic Semiconductor ASA                                 13,537     66,858
 *   Norwegian Finans Holding ASA                              9,054     97,267
     Norwegian Property ASA                                    9,038     11,401
     Ocean Yield ASA                                           7,131     60,918
     Olav Thon Eiendomsselskap ASA                               617     13,204
     Opera Software ASA                                        2,172      8,986
     Orkla ASA                                                23,872    245,907
 #*  Petroleum Geo-Services ASA                               30,938     67,854
 *   Prosafe SE                                                  574      2,220
     Protector Forsikring ASA                                  8,545     83,630
     Salmar ASA                                                2,031     52,803
     Scatec Solar ASA                                         12,257     71,911
 #   Schibsted ASA Class A                                     5,377    137,172
     Schibsted ASA Class B                                     5,872    137,363
 #*  Seadrill, Ltd.(B09RMQ1)                                  22,060      8,234
 #*  Seadrill, Ltd.(B0HWHV8)                                  31,670     11,677
     Selvaag Bolig ASA                                         4,930     22,882
     Skandiabanken ASA                                         2,187     24,616
     SpareBank 1 SMN                                           2,099     21,196
     SpareBank 1 SR-Bank ASA                                   9,927     99,081
     Storebrand ASA                                           57,786    482,006

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Subsea 7 SA                                               37,237 $  551,773
    TGS NOPEC Geophysical Co. ASA                             17,397    367,644
    Tomra Systems ASA                                          4,410     62,681
    Veidekke ASA                                               5,045     66,690
    Wilh Wilhelmsen Holding ASA Class A                        1,249     39,266
#   XXL ASA                                                    5,949     57,944
                                                                     ----------
TOTAL NORWAY                                                          5,634,798
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                              6,485     29,452
*   Banco Comercial Portugues SA Class R                     228,529     65,140
    CTT-Correios de Portugal SA                               14,273     93,075
    Jeronimo Martins SGPS SA                                  16,347    321,518
    Mota-Engil SGPS SA                                        25,583     71,965
    Navigator Co. SA (The)                                    30,191    130,128
    NOS SGPS SA                                               31,209    198,615
#   REN - Redes Energeticas Nacionais SGPS SA                 21,562     69,871
    Semapa-Sociedade de Investimento e Gestao                  3,434     66,744
    Sonae Capital SGPS SA                                     11,819     11,286
    Sonae SGPS SA                                            108,900    125,144
                                                                     ----------
TOTAL PORTUGAL                                                        1,182,938
                                                                     ----------
SINGAPORE -- (1.1%)
    Accordia Golf Trust                                       70,500     36,662
    Ascendas India Trust                                      13,700     11,621
*   Banyan Tree Holdings, Ltd.                                47,000     19,068
    Best World International, Ltd.                            23,400     26,565
*   Boustead Projects, Ltd.                                    5,100      3,510
    Boustead Singapore, Ltd.                                  50,700     35,501
    Bukit Sembawang Estates, Ltd.                              5,000     25,114
    Bund Center Investment, Ltd.                               5,250      3,043
    Chip Eng Seng Corp., Ltd.                                 45,000     24,056
    CITIC Envirotech, Ltd.                                    39,400     21,842
    City Developments, Ltd.                                   61,400    509,660
    ComfortDelGro Corp., Ltd.                                106,500    181,456
#*  COSCO Shipping International Singapore Co., Ltd.         124,000     27,876
    CSE Global, Ltd.                                          38,000     11,631
    CWT, Ltd.                                                 21,000     32,061
    Dairy Farm International Holdings, Ltd.                   14,800    119,327
    DBS Group Holdings, Ltd.                                  38,394    612,523
    Del Monte Pacific, Ltd.                                   92,600     21,161
    Delfi, Ltd.                                               28,200     41,708
*   Ezion Holdings, Ltd.                                     350,280     62,033
#*  Ezra Holdings, Ltd.                                      280,402      1,717
    Far East Orchard, Ltd.                                    20,100     22,948
    Food Empire Holdings, Ltd.                                44,600     21,688
    Frasers Centrepoint, Ltd.                                  9,000     12,785
    Genting Singapore P.L.C.                                 158,300    136,010
    Global Logistic Properties, Ltd.                          98,500    240,402
    Great Eastern Holdings, Ltd.                               3,000     55,321
    GuocoLand, Ltd.                                           17,666     24,824
*   Halcyon Agri Corp., Ltd.                                  28,372     11,528

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
    Haw Par Corp., Ltd.                                          1,700 $ 13,179
    Health Management International, Ltd.                       27,500   13,488
    Hi-P International, Ltd.                                    16,200   12,188
    Ho Bee Land, Ltd.                                            6,600   11,777
    Hong Fok Corp., Ltd.                                        25,600   14,815
    Hongkong Land Holdings, Ltd.                                27,500  206,648
    Hutchison Port Holdings Trust                              429,400  203,837
    Hyflux, Ltd.                                                78,500   27,784
    Keppel Corp., Ltd.                                          36,400  172,142
    Keppel Telecommunications & Transportation, Ltd.             3,000    3,465
    Lian Beng Group, Ltd.                                       30,000   13,394
    M1, Ltd.                                                    42,400   56,471
    Mandarin Oriental International, Ltd.                        6,800   13,747
    Metro Holdings, Ltd.                                        30,100   25,857
*   Midas Holdings, Ltd.                                       200,100   30,226
    NSL, Ltd.                                                    2,000    2,109
    Oversea-Chinese Banking Corp., Ltd.                         80,586  674,937
    Oxley Holdings, Ltd.                                        33,700   14,411
*   Pacc Offshore Services Holdings, Ltd.                       40,700    8,544
    Q&M Dental Group Singapore, Ltd.                            44,400   20,961
    QAF, Ltd.                                                   12,700   12,228
*   Raffles Education Corp., Ltd.                                5,310      759
    Raffles Medical Group, Ltd.                                 51,732   49,081
    RHT Health Trust                                            49,000   32,169
    Riverstone Holdings, Ltd.                                   18,900   14,713
    SATS, Ltd.                                                  60,160  214,343
    SembCorp Marine, Ltd.                                       42,400   52,691
    Sheng Siong Group, Ltd.                                     71,000   49,507
    SIA Engineering Co., Ltd.                                    9,700   26,042
    Sinarmas Land, Ltd.                                        101,700   31,862
    Singapore Exchange, Ltd.                                    51,800  289,112
#   Singapore Post, Ltd.                                       174,000  168,751
#   Singapore Press Holdings, Ltd.                              79,600  170,899
    Singapore Technologies Engineering, Ltd.                   100,300  278,898
    Singapore Telecommunications, Ltd.(B02PY22)                202,500  592,765
    Singapore Telecommunications, Ltd.(B02PY00)                100,800  295,114
*   Sino Grandness Food Industry Group, Ltd.                    75,600   12,256
    Stamford Land Corp., Ltd.                                   32,000   12,287
#   StarHub, Ltd.                                               61,100  123,062
    Sunningdale Tech, Ltd.                                      16,000   23,834
*   Swiber Holdings, Ltd.                                       50,250      756
*   Tat Hong Holdings, Ltd.                                     24,000    6,546
    UMS Holdings, Ltd.                                          30,800   24,076
    United Engineers, Ltd.                                      47,800   92,339
    United Industrial Corp., Ltd.                               35,700   84,542
    United Overseas Bank, Ltd.                                  41,675  737,464
    UOB-Kay Hian Holdings, Ltd.                                 11,000   11,200
    UOL Group, Ltd.                                             49,551  288,309
    Valuetronics Holdings, Ltd.                                 39,610   23,667
    Venture Corp., Ltd.                                         17,300  168,064
    Wheelock Properties Singapore, Ltd.                         25,300   34,900
    Wing Tai Holdings, Ltd.                                     57,900   87,132

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
*   Yongnam Holdings, Ltd.                                    42,375 $    7,349
                                                                     ----------
TOTAL SINGAPORE                                                       7,910,338
                                                                     ----------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA                               30,481    600,995
    Acciona SA                                                 6,090    520,570
    Acerinox SA                                                3,283     42,147
    ACS Actividades de Construccion y Servicios SA            10,103    386,910
    Adveo Group International SA                                 590      2,195
    Aena SA                                                    2,925    571,685
    Almirall SA                                                3,589     34,713
    Amadeus IT Group SA                                       27,289  1,679,744
#*  Amper SA                                                  34,357      9,690
    Applus Services SA                                         9,723    125,230
    Atresmedia Corp. de Medios de Comunicacion SA              7,141     83,813
    Banco Bilbao Vizcaya Argentaria SA                        38,095    344,676
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR         125,841  1,142,639
    Banco de Sabadell SA                                     469,164  1,047,700
    Banco Santander SA                                       288,646  1,965,153
#   Banco Santander SA Sponsored ADR                          12,974     88,484
    Bankia SA                                                162,583    821,746
    Bankinter SA                                              44,342    431,554
*   Baron de Ley                                                 128     16,275
    Bolsas y Mercados Espanoles SHMSF SA                         546     20,026
    CaixaBank SA                                             119,913    624,584
    Cellnex Telecom SA                                         4,161     93,591
    Construcciones y Auxiliar de Ferrocarriles SA                770     34,238
*   eDreams ODIGEO SA                                          3,371     11,734
    Elecnor SA                                                   786     10,832
    Enagas SA                                                 36,997  1,045,646
    Ence Energia y Celulosa SA                                 4,098     17,464
    Ercros SA                                                  3,762     13,668
    Euskaltel SA                                               3,760     38,445
    Faes Farma SA                                             15,040     47,699
    Ferrovial SA                                              23,338    503,289
    Gas Natural SDG SA                                         9,209    215,528
    Grifols SA                                                 7,684    215,613
    Grupo Catalana Occidente SA                                2,622    116,643
#*  Grupo Ezentis SA                                          27,571     23,390
*   Indra Sistemas SA                                         12,984    200,893
    Inmobiliaria Colonial SA                                  15,430    143,923
    Laboratorios Farmaceuticos Rovi SA                           843     16,026
*   Liberbank SA                                              29,846     34,378
    Mapfre SA                                                116,063    432,314
    Mediaset Espana Comunicacion SA                           28,966    365,082
    NH Hotel Group SA                                          8,316     55,403
    Obrascon Huarte Lain SA                                   12,647     53,107
    Papeles y Cartones de Europa SA                            4,304     37,758
*   Pescanova SA                                               1,279      2,088
*   Promotora de Informaciones SA Class A                      4,928     18,645
    Prosegur Cia de Seguridad SA                              26,064    178,144
*   Realia Business SA                                        12,564     16,249
    Red Electrica Corp. SA                                    38,402    822,701

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
*   Sacyr SA                                                 22,627 $    60,377
    Saeta Yield SA                                            5,442      62,445
    Siemens Gamesa Renewable Energy SA                       25,380     415,247
    Talgo SA                                                  7,027      40,613
    Tecnicas Reunidas SA                                      4,690     166,312
    Telefonica SA                                           176,476   1,998,237
    Telefonica SA Sponsored ADR                              24,925     281,154
*   Tubacex SA                                                7,070      27,672
*   Tubos Reunidos SA                                         1,662       2,112
    Vidrala SA                                                  564      43,973
*   Vocento SA                                                  844       1,572
    Zardoya Otis SA                                          14,852     155,802
                                                                    -----------
TOTAL SPAIN                                                          18,580,536
                                                                    -----------
SWEDEN -- (3.7%)
    Acando AB                                                12,563      42,325
    AddLife AB                                                  927      19,101
    AddNode Group AB                                             34         303
    AddTech AB Class B                                        2,966      57,859
    AF AB Class B                                             7,025     153,878
    Alfa Laval AB                                            22,803     509,273
    Alimak Group AB                                           1,631      28,277
    Assa Abloy AB Class B                                    31,638     677,779
    Atlas Copco AB Class A                                   30,248   1,094,001
    Atlas Copco AB Class B                                   17,529     567,692
#   Atrium Ljungberg AB Class B                               2,034      34,733
    Attendo AB                                                  838      10,543
#   Avanza Bank Holding AB                                    3,110     128,317
    Axfood AB                                                14,738     248,212
    Beijer Alma AB                                            1,735      50,672
    Beijer Ref AB                                               522      15,681
    Bergman & Beving AB                                       2,281      28,259
    Betsson AB                                                3,966      38,141
    Bilia AB Class A                                          6,304      60,904
    BillerudKorsnas AB                                       22,695     358,862
    BioGaia AB Class B                                        2,273      84,748
#   Bjorn Borg AB                                               385       1,598
    Boliden AB                                               27,923     876,616
    Bonava AB                                                   993      17,259
    Bonava AB Class B                                         6,560     114,789
    Bufab AB                                                  1,147      12,859
    Bulten AB                                                 2,524      38,456
    Bure Equity AB                                            6,458      79,344
#   Byggmax Group AB                                          8,649      69,907
    Castellum AB                                             19,162     297,846
    Catena AB                                                   724      12,525
    Clas Ohlson AB Class B                                    5,003     102,850
    Cloetta AB Class B                                        3,846      13,764
    Com Hem Holding AB                                       15,782     230,487
    Concentric AB                                             3,663      57,474
    Dedicare AB Class B                                         813      13,357
    Dios Fastigheter AB                                       6,925      40,493
    Doro AB                                                   4,193      26,220

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    Duni AB                                                    4,395 $   63,698
    Dustin Group AB                                            4,757     39,902
    Eastnine AB                                                1,441     12,310
    Elanders AB Class B                                        1,312     15,636
    Electrolux AB Series B                                    12,602    430,931
    Elekta AB Class B                                         26,751    257,472
#*  Eltel AB                                                   8,642     27,488
    Fabege AB                                                 17,185    339,427
*   Fastighets AB Balder Class B                               7,138    181,613
    Fenix Outdoor International AG                               157     16,589
#*  Fingerprint Cards AB Class B                              28,611    133,799
    Getinge AB Class B                                        17,603    305,568
    Granges AB                                                 9,620    106,338
    Gunnebo AB                                                 1,977     10,526
*   Haldex AB                                                  3,031     40,457
    Hemfosa Fastigheter AB                                    10,474    128,489
    Hennes & Mauritz AB Class B                               41,769  1,089,760
    Hexagon AB Class B                                         7,616    376,316
    Hexpol AB                                                 30,998    317,045
    HIQ International AB                                       2,384     15,940
#   Hoist Finance AB                                           3,734     41,379
    Holmen AB Class B                                          6,451    291,363
    Hufvudstaden AB Class A                                   10,033    174,639
    Husqvarna AB Class A                                       3,992     40,268
    Husqvarna AB Class B                                      21,230    215,966
#   ICA Gruppen AB                                             5,747    230,277
    Indutrade AB                                              10,235    252,480
    Intrum Justitia AB                                         6,686    217,558
    Inwido AB                                                  2,213     27,821
#   ITAB Shop Concept AB Class B                               2,638     22,774
    JM AB                                                     13,383    469,731
    KappAhl AB                                                 5,248     29,856
    Kindred Group P.L.C.                                      32,594    362,750
    Klovern AB Class B                                        34,984     44,691
    KNOW IT AB                                                 1,186     19,117
    Kungsleden AB                                             12,169     80,041
    Lagercrantz Group AB Class B                               3,051     34,546
    Lifco AB Class B                                           2,002     66,747
    Lindab International AB                                    7,293     76,688
    Loomis AB Class B                                         10,320    383,409
*   Medivir AB Class B                                         1,257     10,424
#   Mekonomen AB                                               2,114     44,519
#   Millicom International Cellular SA                         8,594    538,513
    Modern Times Group MTG AB Class B                          8,629    299,892
*   Momentum Group AB Class B                                  2,281     23,520
#   MQ Holding AB                                              2,128      8,325
    Mycronic AB                                                  411      4,284
    NCC AB Class B                                             9,598    249,737
#   Nederman Holding AB                                          500     14,262
    NetEnt AB                                                 15,571    150,243
    New Wave Group AB Class B                                  7,958     55,439
    Nibe Industrier AB Class B                                32,522    310,068
    Nobia AB                                                  10,938    112,300

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Nobina AB                                                   487 $     2,400
    Nolato AB Class B                                         1,124      49,360
    Nordea Bank AB                                           99,487   1,255,315
    NP3 Fastigheter AB                                        2,467      14,576
    Opus Group AB                                            14,527      12,678
    Oriflame Holding AG                                       6,031     231,533
    Pandox AB                                                 5,165      92,905
    Peab AB                                                  17,737     208,202
    Pricer AB Class B                                        19,436      23,476
    Proact IT Group AB                                        1,939      49,589
#   Probi AB                                                    422      19,333
#*  Qliro Group AB                                            5,322      10,951
#   Ratos AB Class B                                         23,149     110,586
*   RaySearch Laboratories AB                                 2,607      63,811
    Saab AB Class B                                           6,132     284,522
    Sagax AB Class B                                          1,654      20,772
    Sandvik AB                                               48,550     765,080
    Sectra AB Class B                                         1,124      21,231
    Securitas AB Class B                                     20,750     345,557
    Skandinaviska Enskilda Banken AB Class A                 67,386     853,398
    Skandinaviska Enskilda Banken AB Class C                  1,278      16,033
    Skanska AB Class B                                       18,634     423,428
    SKF AB Class A                                            2,127      42,374
    SKF AB Class B                                           27,441     545,421
    SkiStar AB                                                2,503      55,656
    Svenska Cellulosa AB SCA Class A                          1,235      12,760
    Svenska Cellulosa AB SCA Class B                         23,531     194,834
    Svenska Handelsbanken AB Class A                         61,026     908,317
    Svenska Handelsbanken AB Class B                            988      14,734
    Sweco AB Class B                                          5,441     132,886
    Swedbank AB Class A                                      20,590     536,933
*   Swedish Orphan Biovitrum AB                              12,466     189,821
    Systemair AB                                                348       5,907
    Tele2 AB Class B                                         15,301     182,109
#   Telefonaktiebolaget LM Ericsson Class A                   1,595      10,337
    Telefonaktiebolaget LM Ericsson Class B                  33,685     218,023
    Telefonaktiebolaget LM Ericsson Sponsored ADR            67,310     432,130
    Telia Co. AB                                            265,372   1,247,476
    Thule Group AB                                            8,079     157,224
    Trelleborg AB Class B                                     7,922     186,583
    Victoria Park AB Class B                                  7,662      26,076
    Vitrolife AB                                              1,098      88,941
    Volvo AB Class A                                         16,700     283,499
    Volvo AB Class B                                        105,859   1,798,058
    Wallenstam AB Class B                                    14,425     146,860
    Wihlborgs Fastigheter AB                                  6,388     155,385
                                                                    -----------
TOTAL SWEDEN                                                         27,475,415
                                                                    -----------
SWITZERLAND -- (6.9%)
    ABB, Ltd.                                                35,023     820,460
    ABB, Ltd. Sponsored ADR                                  40,420     949,870
    Adecco Group AG                                          21,826   1,665,171
    Allreal Holding AG                                        1,524     277,107

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    ALSO Holding AG                                              381 $   49,824
    ams AG                                                     5,512    397,231
    APG SGA SA                                                   178     80,287
*   Arbonia AG                                                 3,987     75,858
    Aryzta AG                                                  5,900    189,596
    Ascom Holding AG                                           3,564     70,586
    Autoneum Holding AG                                          171     41,091
    Baloise Holding AG                                         4,608    740,349
    Bank Cler AG                                                 211      9,481
    Banque Cantonale de Geneve                                    44      7,259
    Banque Cantonale Vaudoise                                    219    158,446
    Belimo Holding AG                                             22     91,220
    Bell Food Group AG                                           106     48,779
    Bellevue Group AG                                          1,265     25,306
#   Berner Kantonalbank AG                                       362     68,564
    BFW Liegenschaften AG                                        385     18,251
    BKW AG                                                     1,901    108,322
    Bobst Group SA                                             1,036    115,344
    Bossard Holding AG Class A                                   625    135,157
    Bucher Industries AG                                         753    251,086
#   Burckhardt Compression Holding AG                            471    139,896
    Burkhalter Holding AG                                        458     64,889
    Calida Holding AG                                            274     11,019
    Carlo Gavazzi Holding AG                                      32     11,680
    Cembra Money Bank AG                                       2,481    222,559
*   Cicor Technologies, Ltd.                                     223     11,715
    Cie Financiere Richemont SA                               24,595  2,090,824
    Cie Financiere Tradition SA                                  170     15,621
    Clariant AG                                               32,662    758,984
    Coltene Holding AG                                           282     29,171
    Conzzeta AG                                                   86     89,998
    Credit Suisse Group AG                                    59,509    914,753
    Credit Suisse Group AG Sponsored ADR                       2,975     45,668
    Daetwyler Holding AG                                         667    109,015
    DKSH Holding AG                                            1,238     97,422
    dormakaba Holding AG                                         314    279,881
*   Dufry AG                                                   3,795    604,565
#   EFG International AG                                      12,367     91,830
    Emmi AG                                                      350    246,590
    EMS-Chemie Holding AG                                        477    331,905
    Feintool International Holding AG                            280     34,195
    Flughafen Zurich AG                                        1,891    482,278
    Forbo Holding AG                                             102    154,871
    GAM Holding AG                                            18,896    297,914
    Geberit AG                                                 1,100    529,050
    Georg Fischer AG                                             301    342,340
    Givaudan SA                                                  782  1,555,873
    Gurit Holding AG                                              43     51,668
    Helvetia Holding AG                                          964    538,804
#   HOCHDORF Holding AG                                           97     29,086
    Huber & Suhner AG                                          1,582    112,745
    Hypothekarbank Lenzburg AG                                     6     28,169
*   Idorsia, Ltd.                                              7,890    147,690

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Implenia AG                                                1,805 $  133,488
    Inficon Holding AG                                           194    106,393
    Interroll Holding AG                                          37     48,513
    Intershop Holding AG                                          24     11,870
    Julius Baer Group, Ltd.                                   12,848    727,287
    Kardex AG                                                    765     84,317
    Komax Holding AG                                             476    139,040
    Kudelski SA                                                3,540     56,362
    Kuehne + Nagel International AG                            4,420    769,715
    LEM Holding SA                                                36     43,557
    Liechtensteinische Landesbank AG                             694     35,094
    Logitech International SA(H50430232)                       2,298     82,820
    Logitech International SA(B18ZRK2)                        11,748    426,394
    Luzerner Kantonalbank AG                                     258    116,013
    Metall Zug AG Class B                                          9     37,659
#*  Meyer Burger Technology AG                                 3,607      5,668
    Mobilezone Holding AG                                      2,139     30,966
    Mobimo Holding AG                                            474    135,312
    Novartis AG                                               15,948  1,358,414
    Novartis AG Sponsored ADR                                 35,448  3,020,170
#   OC Oerlikon Corp. AG                                      27,198    397,933
    Orior AG                                                     397     29,597
#   Panalpina Welttransport Holding AG                         1,847    233,844
    Partners Group Holding AG                                  1,528    991,929
#   Phoenix Mecano AG                                             30     17,453
    Plazza AG Class A                                             29      6,896
    PSP Swiss Property AG                                      3,488    317,371
    Rieter Holding AG                                            364     84,300
    Roche Holding AG(7108918)                                  1,257    324,084
    Roche Holding AG(7110388)                                 32,358  8,192,052
    Schindler Holding AG                                       1,235    259,716
    Schweiter Technologies AG                                    139    182,646
    SFS Group AG                                               1,301    148,001
    SGS SA                                                       290    640,954
    Siegfried Holding AG                                         284     82,590
    Sika AG                                                      219  1,509,185
    Sonova Holding AG                                          6,393  1,036,889
    St Galler Kantonalbank AG                                    252    112,249
    Straumann Holding AG                                       1,632    921,620
    Sulzer AG                                                  1,542    172,995
    Sunrise Communications Group AG                            3,709    292,507
    Swatch Group AG (The)(7184725)                             1,268    503,092
    Swatch Group AG (The)(7184736)                             2,330    179,466
    Swiss Life Holding AG                                      2,422    883,915
    Swiss Prime Site AG                                        6,050    546,145
    Swiss Re AG                                               18,300  1,764,343
    Swisscom AG                                                3,110  1,520,049
    Swissquote Group Holding SA                                1,149     33,091
    Tamedia AG                                                   193     29,742
    Tecan Group AG                                               549    102,391
    Temenos Group AG                                           6,307    609,674
    u-blox Holding AG                                            750    148,932
    UBS Group AG(BRJL176)                                     67,508  1,173,996

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
*   UBS Group AG(H42097107)                                  33,777 $   588,733
    Valiant Holding AG                                        1,925     226,913
    Valora Holding AG                                           330     109,542
    Vaudoise Assurances Holding SA                              113      62,863
    Vetropack Holding AG                                          6      12,669
    Vifor Pharma AG                                           6,320     674,620
*   Von Roll Holding AG                                       4,126       6,195
    Vontobel Holding AG                                       3,705     246,474
    VP Bank AG                                                  150      18,892
    VZ Holding AG                                               200      64,412
    Walliser Kantonalbank                                       563      55,453
    Walter Meier AG                                             300      13,953
    Warteck Invest AG                                             6      12,162
#   Ypsomed Holding AG                                          270      42,158
    Zehnder Group AG                                            827      29,032
#   Zug Estates Holding AG Class B                                8      15,316
    Zuger Kantonalbank AG                                         8      44,219
    Zurich Insurance Group AG                                 5,502   1,676,897
                                                                    -----------
TOTAL SWITZERLAND                                                    51,586,515
                                                                    -----------
UNITED KINGDOM -- (14.3%)
    3i Group P.L.C.                                         116,747   1,441,257
    4imprint Group P.L.C.                                     1,482      30,891
    888 Holdings P.L.C.                                      16,700      56,742
    A.G. Barr P.L.C.                                         11,661      92,166
    AA P.L.C.                                                46,183     148,821
    Aberdeen Asset Management P.L.C.                         88,440     384,441
    Acacia Mining P.L.C.                                     12,562      28,898
    Admiral Group P.L.C.                                     19,503     532,041
    Amec Foster Wheeler P.L.C.                               33,217     194,848
    Anglo Pacific Group P.L.C.                               11,214      17,329
    Anglo-Eastern Plantations P.L.C.                          2,490      27,764
    Antofagasta P.L.C.                                       25,361     316,709
    Arrow Global Group P.L.C.                                16,535      95,363
    Ashmore Group P.L.C.                                     50,964     241,943
    Ashtead Group P.L.C.                                     31,016     666,357
    AstraZeneca P.L.C.                                       14,828     883,794
#   AstraZeneca P.L.C. Sponsored ADR                         65,296   1,970,633
    Auto Trader Group P.L.C.                                125,955     636,131
    AVEVA Group P.L.C.                                        6,218     162,786
    Aviva P.L.C.                                            147,111   1,045,672
    Avon Rubber P.L.C.                                        1,252      16,534
    B&M European Value Retail SA                             76,934     365,634
    Babcock International Group P.L.C.                       51,112     569,371
    BAE Systems P.L.C.                                      166,763   1,323,069
    Balfour Beatty P.L.C.                                    29,963     104,300
    Barratt Developments P.L.C.                             140,955   1,144,795
    BBA Aviation P.L.C.                                      74,287     293,800
    Beazley P.L.C.                                           76,314     515,737
    Bellway P.L.C.                                           22,196     934,644
    Berendsen P.L.C.                                         10,386     174,708
    Berkeley Group Holdings P.L.C.                           21,417     987,718
    Bloomsbury Publishing P.L.C.                              3,636       8,621

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C.                                           33,007 $  396,245
    Bovis Homes Group P.L.C.                                  20,377    272,037
    Brewin Dolphin Holdings P.L.C.                            27,594    130,783
    Britvic P.L.C.                                            34,666    326,444
    BT Group P.L.C.                                          342,510  1,417,408
    BT Group P.L.C. Sponsored ADR                              1,200     25,068
*   BTG P.L.C.                                                12,349    107,353
    Bunzl P.L.C.                                              16,466    497,168
    Burberry Group P.L.C.                                     49,707  1,121,264
*   Cairn Energy P.L.C.                                       26,233     62,279
*   Cambian Group P.L.C.                                       6,334     16,327
    Cape P.L.C.                                                7,952     27,420
    Capita P.L.C.                                             52,160    453,214
    Capital & Counties Properties P.L.C.                      65,276    248,137
    Card Factory P.L.C.                                       17,751     71,715
#   Carillion P.L.C.                                          48,256     36,135
    Castings P.L.C.                                            1,710     10,439
    Chemring Group P.L.C.                                     11,919     28,160
    Chesnara P.L.C.                                            5,626     28,326
*   Circassia Pharmaceuticals P.L.C.                           9,031     10,556
    City of London Investment Group P.L.C.                     3,231     17,721
    Clarkson P.L.C.                                              659     23,260
    Close Brothers Group P.L.C.                               14,937    303,713
    CLS Holdings P.L.C.                                        5,570     15,644
    Cobham P.L.C.                                            153,551    268,971
    Communisis P.L.C.                                         24,464     15,366
    Compass Group P.L.C.                                      94,862  2,024,081
    Computacenter P.L.C.                                       4,785     55,836
    Connect Group P.L.C.                                       6,231      9,126
    Consort Medical P.L.C.                                     1,846     25,941
    Costain Group P.L.C.                                      13,854     85,651
    Countrywide P.L.C.                                         9,490     19,283
    Cranswick P.L.C.                                           4,645    177,841
    Crest Nicholson Holdings P.L.C.                           45,175    320,757
    Croda International P.L.C.                                13,478    657,676
    Daejan Holdings P.L.C.                                       150     12,903
    Daily Mail & General Trust P.L.C.                         28,765    241,925
    DCC P.L.C.                                                14,204  1,248,708
    De La Rue P.L.C.                                           6,296     55,424
    Debenhams P.L.C.                                          50,413     28,603
    Dechra Pharmaceuticals P.L.C.                              3,333     77,984
    Devro P.L.C.                                              19,550     55,692
    Diageo P.L.C.                                             15,439    498,633
    Diageo P.L.C. Sponsored ADR                               15,800  2,063,006
    Dignity P.L.C.                                             2,016     67,776
    Diploma P.L.C.                                            19,035    270,875
    Direct Line Insurance Group P.L.C.                       139,172    687,801
    Dixons Carphone P.L.C.                                   101,558    360,706
    Domino's Pizza Group P.L.C.                               42,089    147,915
    DS Smith P.L.C.                                           94,166    599,850
    Dunelm Group P.L.C.                                        9,219     73,256
*   EI Group P.L.C.                                           94,943    178,309
    Electrocomponents P.L.C.                                  56,415    461,729

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Elementis P.L.C.                                          35,377 $  138,282
*   EnQuest P.L.C.                                            80,655     35,804
    Entertainment One, Ltd.                                    7,131     22,422
    esure Group P.L.C.                                        30,757    120,145
    Euromoney Institutional Investor P.L.C.                    1,141     16,678
    Experian P.L.C.                                           78,652  1,562,520
    FDM Group Holdings P.L.C.                                  1,596     19,346
    Fenner P.L.C.                                              8,735     39,690
    Fidessa Group P.L.C.                                       2,085     62,219
*   Findel P.L.C.                                              1,988      4,751
    Foxtons Group P.L.C.                                      29,595     35,060
    Fresnillo P.L.C.                                           4,385     88,990
    Fuller Smith & Turner P.L.C. Class A                         636      8,538
    G4S P.L.C.                                               180,612    783,983
    Galliford Try P.L.C.                                       9,950    177,923
*   Gem Diamonds, Ltd.                                         3,300      3,583
    GlaxoSmithKline P.L.C.                                    19,090    380,024
    GlaxoSmithKline P.L.C. Sponsored ADR                      43,653  1,768,820
*   Gocompare.Com Group P.L.C.                                29,106     43,431
    Grafton Group P.L.C.                                      14,058    142,378
    Grainger P.L.C.                                           58,264    202,163
    Greencore Group P.L.C.                                    34,452    101,690
    Greene King P.L.C.                                        17,515    158,225
    GVC Holdings P.L.C.                                       11,251    114,110
    Halfords Group P.L.C.                                     22,396     98,530
    Halma P.L.C.                                              37,174    538,821
    Hargreaves Lansdown P.L.C.                                18,777    341,658
    Hastings Group Holdings P.L.C.                             9,697     39,241
    Hays P.L.C.                                              261,383    574,813
    Headlam Group P.L.C.                                       3,793     29,426
    Helical P.L.C.                                            18,082     82,497
    Hill & Smith Holdings P.L.C.                               7,463    131,905
    Hilton Food Group P.L.C.                                   4,430     39,519
    Hiscox, Ltd.                                              32,436    555,705
    Hochschild Mining P.L.C.                                  32,856    137,280
    HomeServe P.L.C.                                          32,301    308,756
    Howden Joinery Group P.L.C.                               56,584    317,372
    HSBC Holdings P.L.C.                                      73,078    731,869
#   HSBC Holdings P.L.C. Sponsored ADR                        74,328  3,723,090
*   Hunting P.L.C.                                            21,724    134,449
    Huntsworth P.L.C.                                         14,305     13,916
    IG Group Holdings P.L.C.                                  35,530    298,438
*   Imagination Technologies Group P.L.C.                      4,965      9,450
    IMI P.L.C.                                                31,134    494,425
    Inchcape P.L.C.                                           43,642    462,622
    Indivior P.L.C.                                          101,063    511,603
    Informa P.L.C.                                           129,571  1,188,403
    Inmarsat P.L.C.                                           60,844    622,688
    Intermediate Capital Group P.L.C.                         24,610    294,267
    Interserve P.L.C.                                          9,548     28,413
    Intertek Group P.L.C.                                     14,128    801,416
    Investec P.L.C.                                           44,355    336,787
    IP Group P.L.C.(BZ3T570)                                     657         22

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
*   IP Group P.L.C.(B128J45)                                   8,538 $   16,033
    ITE Group P.L.C.                                          45,418    108,367
    ITV P.L.C.                                               225,324    515,272
    IWG P.L.C.                                                68,879    298,434
    J Sainsbury P.L.C.                                       179,986    581,528
*   Jackpotjoy P.L.C.                                            200      1,780
    James Fisher & Sons P.L.C.                                 4,770     98,740
    Jardine Lloyd Thompson Group P.L.C.                       12,397    194,091
    JD Sports Fashion P.L.C.                                  49,930    236,013
*   Jimmy Choo P.L.C.                                             69        208
    John Laing Group P.L.C.                                    3,278     13,529
    John Menzies P.L.C.                                        9,439     87,320
    John Wood Group P.L.C.                                    29,989    242,028
    Johnson Matthey P.L.C.                                    18,590    688,990
    Jupiter Fund Management P.L.C.                            73,540    517,415
*   Just Eat P.L.C.                                           20,432    167,356
    Just Group P.L.C.                                         12,533     24,309
    Kainos Group P.L.C.                                        3,384     12,942
    KCOM Group P.L.C.                                         54,962     66,544
    Keller Group P.L.C.                                        4,706     54,725
    Kier Group P.L.C.                                          5,533     94,035
    Kingfisher P.L.C.                                        123,079    477,640
    Ladbrokes Coral Group P.L.C.                              55,434     92,504
    Laird P.L.C.                                              23,096     45,573
*   Lamprell P.L.C.                                           15,273     19,952
    Lancashire Holdings, Ltd.                                 19,221    184,420
    Legal & General Group P.L.C.                             476,445  1,686,957
*   Liberty Global P.L.C. Class A                              1,556     52,671
*   Liberty Global P.L.C. Series C                             3,809    124,821
#*  Liberty Global P.L.C. LiLAC Class A                          200      5,144
*   Liberty Global P.L.C. LiLAC Class C                          489     12,479
    Lloyds Banking Group P.L.C.                            1,128,070    975,258
#   Lloyds Banking Group P.L.C. ADR                           42,774    150,564
    London Stock Exchange Group P.L.C.                         1,990     98,514
    Lookers P.L.C.                                            33,010     47,816
    Low & Bonar P.L.C.                                        19,043     21,610
    LSL Property Services P.L.C.                               4,773     15,998
    Man Group P.L.C.                                          95,527    201,670
    Marks & Spencer Group P.L.C.                             163,830    696,297
    Marshalls P.L.C.                                          25,658    129,875
    McBride P.L.C.                                            21,025     52,436
    Mears Group P.L.C.                                         5,273     34,386
    Mediclinic International P.L.C.                           14,601    142,619
    Meggitt P.L.C.                                            64,037    425,030
    Melrose Industries P.L.C.                                138,775    425,488
    Merlin Entertainments P.L.C.                              36,257    224,503
    Micro Focus International P.L.C.                          36,702  1,080,821
    Millennium & Copthorne Hotels P.L.C.                       5,965     36,016
    Mitchells & Butlers P.L.C.                                   217        692
    Mitie Group P.L.C.                                        48,332    169,876
    Mondi P.L.C.                                               6,466    170,311
    Moneysupermarket.com Group P.L.C.                         82,496    361,194
    Morgan Sindall Group P.L.C.                                2,809     50,764

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    N Brown Group P.L.C.                                      15,969 $   65,766
    National Grid P.L.C.                                      48,687    602,446
    National Grid P.L.C. Sponsored ADR                         7,552    472,102
    Next P.L.C.                                                7,253    378,066
    Norcros P.L.C.                                             4,809     11,376
    Northgate P.L.C.                                          16,590     94,627
    Novae Group P.L.C.                                         4,875     45,401
#*  Ocado Group P.L.C.                                        23,234     92,300
    On the Beach Group P.L.C.                                  6,895     42,354
    OneSavings Bank P.L.C.                                    10,371     53,959
*   Ophir Energy P.L.C.                                       50,161     48,287
    Oxford Instruments P.L.C.                                  4,148     57,214
    Pagegroup P.L.C.                                          53,273    344,358
    Paragon Group of Cos. P.L.C. (The)                         6,529     37,283
    PayPoint P.L.C.                                            1,450     17,136
*   Paysafe Group P.L.C.                                      45,443    353,693
    Pearson P.L.C.                                            17,258    149,352
    Pearson P.L.C. Sponsored ADR                              25,246    217,116
    Pendragon P.L.C.                                          46,943     18,557
    Pennon Group P.L.C.                                       17,550    186,539
    Persimmon P.L.C.                                          46,715  1,543,507
    Petrofac, Ltd.                                            25,376    149,941
*   Petropavlovsk P.L.C.                                       2,951        285
    Pets at Home Group P.L.C.                                 33,107     71,078
    Phoenix Group Holdings                                    14,713    148,174
    Photo-Me International P.L.C.                              6,040     13,054
    Playtech P.L.C.                                           25,133    318,498
    Polypipe Group P.L.C.                                     10,351     54,884
    Porvair P.L.C.                                             1,478      9,924
*   Premier Foods P.L.C.                                      44,530     23,066
    Provident Financial P.L.C.                                16,309    443,978
    Prudential P.L.C.                                         14,127    344,706
    Prudential P.L.C. ADR                                     26,956  1,320,035
    PZ Cussons P.L.C.                                         16,911     81,011
    QinetiQ Group P.L.C.                                      57,407    182,593
    Rank Group P.L.C.                                          7,595     23,456
    Rathbone Brothers P.L.C.                                   3,073    108,320
*   Raven Russia, Ltd.                                         5,054      3,237
    Reckitt Benckiser Group P.L.C.                            23,620  2,296,509
    Redrow P.L.C.                                             32,973    257,664
    RELX P.L.C.                                               12,196    265,645
    RELX P.L.C. Sponsored ADR                                 38,416    849,378
    Renewi P.L.C.                                             14,590     17,698
    Renishaw P.L.C.                                            3,619    198,922
    Rentokil Initial P.L.C.                                  119,006    456,092
    Ricardo P.L.C.                                             1,818     18,518
    Rightmove P.L.C.                                          14,462    802,260
    Rolls-Royce Holdings P.L.C.                              117,808  1,380,347
    Rotork P.L.C.                                             97,561    298,016
    Royal Mail P.L.C.                                         60,345    320,877
    RPC Group P.L.C.                                          37,456    442,872
    RPS Group P.L.C.                                          29,219    105,109
    RSA Insurance Group P.L.C.                                50,054    430,955

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Sage Group P.L.C. (The)                                   52,063 $  462,995
    Savills P.L.C.                                            21,727    262,010
    Schroders P.L.C.(0239581)                                  2,161     70,180
    Schroders P.L.C.(0240549)                                  8,036    365,171
    SDL P.L.C.                                                 2,041     17,320
    Senior P.L.C.                                             35,351    115,972
*   Serco Group P.L.C.                                        93,708    137,195
    Servelec Group P.L.C.                                      2,219      8,448
    Severfield P.L.C.                                         19,906     19,472
    Severn Trent P.L.C.                                       23,265    687,885
    Shire P.L.C.                                              16,127    901,538
    Shire P.L.C. ADR                                           2,234    374,284
    SIG P.L.C.                                                57,355    125,279
    Sky P.L.C.                                                48,476    617,785
    Smith & Nephew P.L.C. Sponsored ADR                       22,655    798,589
    Smiths Group P.L.C.                                       41,864    847,950
    Soco International P.L.C.                                 16,678     26,666
    Softcat P.L.C.                                             1,514      7,967
    Spectris P.L.C.                                           11,287    366,347
    Speedy Hire P.L.C.                                        13,614      9,788
    Spirax-Sarco Engineering P.L.C.                            6,269    460,107
    Spire Healthcare Group P.L.C.                              7,041     32,028
    Spirent Communications P.L.C.                             33,545     52,381
*   Sports Direct International P.L.C.                        13,700     68,543
    SSE P.L.C.                                                86,313  1,570,758
    SSP Group P.L.C.                                          45,371    304,984
    St James's Place P.L.C.                                   83,903  1,347,680
    St. Ives P.L.C.                                            1,554      1,127
    St. Modwen Properties P.L.C.                              34,762    164,347
*   Standard Chartered P.L.C.                                 36,575    408,845
    Standard Life P.L.C.                                     105,495    607,240
    Sthree P.L.C.                                              6,303     26,449
    Stobart Group, Ltd.                                        9,134     33,181
    STV Group P.L.C.                                           2,401     12,330
    SuperGroup P.L.C.                                          5,275    104,309
    Synthomer P.L.C.                                          40,792    263,630
#   TalkTalk Telecom Group P.L.C.                             74,276    176,168
    Tarsus Group P.L.C.                                        6,886     27,243
    Taylor Wimpey P.L.C.                                     404,209  1,015,211
    Ted Baker P.L.C.                                           3,401    112,864
    Telecom Plus P.L.C.                                       10,888    164,534
*   Tesco P.L.C.                                             408,772    939,568
    Topps Tiles P.L.C.                                        11,525     12,591
    TP ICAP P.L.C.                                            17,147    110,029
    Travis Perkins P.L.C.                                     21,313    426,864
    Trifast P.L.C.                                             3,680     10,759
    Trinity Mirror P.L.C.                                     29,743     41,022
    TT Electronics P.L.C.                                     11,738     32,931
*   Tullow Oil P.L.C.                                         22,307     49,615
    U & I Group P.L.C.                                         8,103     20,108
    UBM P.L.C.                                                46,099    440,176
    UDG Healthcare P.L.C.                                     15,826    176,691
    Ultra Electronics Holdings P.L.C.                          8,696    240,344

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    Unilever P.L.C.                                         21,424 $  1,221,869
    Unilever P.L.C. Sponsored ADR                           34,389    1,959,829
    United Utilities Group P.L.C.                           80,360      952,306
*   Vectura Group P.L.C.                                    33,399       50,238
    Vesuvius P.L.C.                                          6,772       48,537
    Victrex P.L.C.                                          11,632      302,728
    Virgin Money Holdings UK P.L.C.                         25,506       95,969
    Vodafone Group P.L.C.                                  540,363    1,583,993
    Vodafone Group P.L.C. Sponsored ADR                      2,548       75,630
    Weir Group P.L.C. (The)                                  8,600      208,159
    WH Smith P.L.C.                                         10,411      241,861
    Whitbread P.L.C.                                         5,183      263,193
    William Hill P.L.C.                                     79,420      262,496
    Wincanton P.L.C.                                         8,273       28,072
*   Wizz Air Holdings P.L.C.                                   512       17,573
    WM Morrison Supermarkets P.L.C.                        193,064      612,322
    Wolseley P.L.C.                                         14,980      894,399
    Worldpay Group P.L.C.                                  212,999    1,039,395
    WPP P.L.C.                                              19,286      393,315
    WPP P.L.C. Sponsored ADR                                 6,805      693,838
    Xaar P.L.C.                                              1,636        9,122
    XP Power, Ltd.                                             435       15,123
    ZPG P.L.C.                                              30,839      148,565
                                                                   ------------
TOTAL UNITED KINGDOM                                                106,028,242
                                                                   ------------
UNITED STATES -- (0.0%)
*   Janus Henderson Group P.L.C.                             7,746      255,822
                                                                   ------------
TOTAL COMMON STOCKS                                                 703,087,136
                                                                   ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                              2,864      228,223
*   Biotest AG                                               1,414       38,450
    Draegerwerk AG & Co. KGaA                                  632       67,996
    Fuchs Petrolub SE                                        6,706      398,104
    Henkel AG & Co. KGaA                                     2,677      379,192
    Jungheinrich AG                                          9,681      384,161
    Porsche Automobil Holding SE                             4,801      274,776
#   Sartorius AG                                             3,191      301,597
    Schaeffler AG                                            8,471      118,105
    Sixt SE                                                  2,841      161,361
    STO SE & Co. KGaA                                          221       31,210
    Villeroy & Boch AG                                         866       18,489
                                                                   ------------
TOTAL GERMANY                                                         2,401,664
                                                                   ------------
TOTAL PREFERRED STOCKS                                                2,401,664
                                                                   ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
* Link Administration Holdings, Ltd. Rights 07/17/17         9,188 $         --
                                                                   ------------
AUSTRIA -- (0.0%)
* Intercell AG Rights 05/16/13                                 265           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                        --
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         705,488,800
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@ DFA Short Term Investment Fund                      3,292,884   38,105,255
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $621,898,722)^^                $743,594,055
                                                                   ============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                      $   334,010 $ 36,560,387   --    $ 36,894,397
   Austria                                 --    2,800,109   --       2,800,109
   Belgium                                 --    7,930,499   --       7,930,499
   Canada                          54,375,950           --   --      54,375,950
   Denmark                            621,796   16,270,962   --      16,892,758
   Finland                            131,040   11,805,934   --      11,936,974
   France                             305,972   62,445,966   --      62,751,938
   Germany                          3,392,642   48,231,530   --      51,624,172
   Hong Kong                           37,532   15,606,307   --      15,643,839
   Ireland                          1,007,407    2,599,527   --       3,606,934
   Israel                             587,621    3,000,873   --       3,588,494
   Italy                              179,701   21,508,302   --      21,688,003
   Japan                            4,709,729  160,951,910   --     165,661,639
   Netherlands                      5,699,678   20,356,210   --      26,055,888
   New Zealand                         14,335    2,966,603   --       2,980,938
   Norway                              25,201    5,609,597   --       5,634,798
   Portugal                                --    1,182,938   --       1,182,938
   Singapore                               --    7,910,338   --       7,910,338
   Spain                            1,514,365   17,066,171   --      18,580,536
   Sweden                             455,650   27,019,765   --      27,475,415
   Switzerland                      4,834,951   46,751,564   --      51,586,515
   United Kingdom                  16,657,097   89,371,145   --     106,028,242
   United States                           --      255,822   --         255,822
Preferred Stocks
   Germany                                 --    2,401,664   --       2,401,664
Securities Lending Collateral              --   38,105,255   --      38,105,255
                                  ----------- ------------   --    ------------
TOTAL                             $94,884,677 $648,709,378   --    $743,594,055
                                  =========== ============   ==    ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (94.8%)

AUSTRALIA -- (6.1%)
#   Adelaide Brighton, Ltd.                                   46,171 $  207,769
    AGL Energy, Ltd.                                          14,369    277,088
    ALS, Ltd.                                                 55,864    331,681
    Altium, Ltd.                                               9,863     68,972
#   Alumina, Ltd.                                            319,299    484,975
#   AMA Group, Ltd.                                            5,769      4,706
#   Amaysim Australia, Ltd.                                   16,048     20,536
    Amcor, Ltd.                                               19,918    244,502
    AMP, Ltd.                                                276,209  1,190,726
#   AP Eagers, Ltd.                                            9,681     70,366
    APA Group                                                 29,646    204,522
#   APN Outdoor Group, Ltd.                                   15,365     56,649
    Appen, Ltd.                                                6,371     21,233
    ARB Corp., Ltd.                                            7,291     89,379
#   Ardent Leisure Group                                      44,478     74,344
#*  Arrium, Ltd.                                              91,938      1,379
    Asaleo Care, Ltd.                                         78,973     84,077
    ASX, Ltd.                                                    870     36,388
    AUB Group, Ltd.                                            2,532     26,100
    Aurizon Holdings, Ltd.                                    88,081    353,535
    Ausdrill, Ltd.                                            43,252     67,319
    AusNet Services                                           86,184    112,728
#   Australia & New Zealand Banking Group, Ltd.               90,753  2,151,676
*   Australian Agricultural Co., Ltd.                         61,651     81,605
    Australian Pharmaceutical Industries, Ltd.                62,114     87,213
#   Automotive Holdings Group, Ltd.                           34,642    106,140
    Aveo Group                                                42,985     83,565
*   AWE, Ltd.                                                 57,918     22,281
    Baby Bunting Group, Ltd.                                  11,398     18,187
    Bank of Queensland, Ltd.                                  41,989    404,748
#   Bapcor, Ltd.                                               5,428     24,522
    Beach Energy, Ltd.                                       224,617    122,476
*   Beadell Resources, Ltd.                                  169,870     25,323
#   Bega Cheese, Ltd.                                          6,318     34,726
#   Bellamy's Australia, Ltd.                                  7,477     42,195
    Bendigo & Adelaide Bank, Ltd.                             48,913    435,074
#   BHP Billiton, Ltd.                                       184,610  3,844,764
    BHP Billiton, Ltd. Sponsored ADR                             254     10,582
*   Billabong International, Ltd.                              5,101      3,265
#   Blackmores, Ltd.                                           1,532    108,527
    BlueScope Steel, Ltd.                                    100,579  1,059,554
    Boral, Ltd.                                              124,895    692,127
    Brambles, Ltd.                                            41,501    306,849
    Breville Group, Ltd.                                      10,244     82,365
    Brickworks, Ltd.                                          11,178    118,028
    BT Investment Management, Ltd.                            17,394    149,687
#   Cabcharge Australia, Ltd.                                 20,194     35,229
    Caltex Australia, Ltd.                                     9,133    227,601
    Capilano Honey, Ltd.                                       1,432     18,891
*   Cardno, Ltd.                                              38,646     38,856
    carsales.com, Ltd.                                        25,826    255,204

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Cash Converters International, Ltd.                       34,080 $    8,996
    Cedar Woods Properties, Ltd.                               3,941     15,480
    Challenger, Ltd.                                          27,002    277,497
    CIMIC Group, Ltd.                                          3,736    123,931
    Class, Ltd.                                                5,320     12,672
    Cleanaway Waste Management, Ltd.                         245,295    255,992
    Coca-Cola Amatil, Ltd.                                    27,684    182,297
    Cochlear, Ltd.                                             2,205    251,885
    Codan, Ltd.                                               11,449     20,535
    Collection House, Ltd.                                    13,772     13,395
    Collins Foods, Ltd.                                       12,441     59,596
    Commonwealth Bank of Australia                            34,393  2,304,154
    Computershare, Ltd.                                       28,363    319,127
#   Corporate Travel Management, Ltd.                          6,851    122,447
    Costa Group Holdings, Ltd.                                 3,638     13,912
#   Credit Corp. Group, Ltd.                                   3,966     53,742
    CSG, Ltd.                                                 30,846     16,997
    CSR, Ltd.                                                 87,912    275,844
    Data#3, Ltd.                                              13,503     19,198
    Decmil Group, Ltd.                                        10,789      7,074
#   Domino's Pizza Enterprises, Ltd.                           5,014    213,756
#*  Doray Minerals, Ltd.                                      20,708      3,243
    Downer EDI, Ltd.                                          99,745    507,710
    DuluxGroup, Ltd.                                          45,049    237,536
    Eclipx Group, Ltd.                                        24,751     73,426
*   Elders, Ltd.                                               9,363     38,945
#*  Energy Resources of Australia, Ltd.                       13,961      6,091
#*  Energy World Corp., Ltd.                                  19,261      6,317
    EQT Holdings, Ltd.                                           676      9,464
    ERM Power, Ltd.                                           11,026     10,891
#   Estia Health, Ltd.                                         2,782      6,462
    Event Hospitality and Entertainment, Ltd.                 17,340    182,391
#   Evolution Mining, Ltd.                                   189,069    337,833
    Fairfax Media, Ltd.                                      291,705    231,019
    Finbar Group, Ltd.                                         8,281      5,567
#*  Fleetwood Corp., Ltd.                                     12,321     26,090
    FlexiGroup, Ltd.                                          38,288     59,136
#   Flight Centre Travel Group, Ltd.                           6,523    226,887
    Fortescue Metals Group, Ltd.                             178,537    820,594
#   G8 Education, Ltd.                                        64,059    194,122
#   Gateway Lifestyle                                          9,063     14,032
#   GBST Holdings, Ltd.                                        1,530      4,041
    Genworth Mortgage Insurance Australia, Ltd.               23,420     56,396
#*  Gold Road Resources, Ltd.                                 27,671     14,328
    GrainCorp, Ltd. Class A                                   36,235    252,995
    Grange Resources, Ltd.                                   136,583     15,853
    Greencross, Ltd.                                          10,077     46,518
    GUD Holdings, Ltd.                                         7,412     70,848
    GWA Group, Ltd.                                           41,049    106,484
    Hansen Technologies, Ltd.                                 13,566     41,366
#   Harvey Norman Holdings, Ltd.                              90,698    317,130
    HFA Holdings, Ltd.                                        13,789     28,203
    HT&E, Ltd.                                                48,554    100,982

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    IDP Education, Ltd.                                       12,883 $   53,894
    Iluka Resources, Ltd.                                     21,603    155,958
*   Imdex, Ltd.                                               51,724     30,202
#   IMF Bentham, Ltd.                                         25,892     39,971
    Incitec Pivot, Ltd.                                      176,961    451,815
#   Independence Group NL                                     66,471    160,579
*   Infigen Energy                                            92,551     57,042
    Infomedia, Ltd.                                           36,201     21,439
    Insurance Australia Group, Ltd.                           49,858    265,912
    Integrated Research, Ltd.                                  9,550     25,587
    InvoCare, Ltd.                                            13,423    149,262
#   IOOF Holdings, Ltd.                                       31,078    249,655
    IRESS, Ltd.                                               14,239    147,010
    iSelect, Ltd.                                              8,736     14,600
#   iSentia Group, Ltd.                                       20,007     35,520
    IVE Group, Ltd.                                           11,234     20,215
    James Hardie Industries P.L.C.                            16,741    256,335
#   Japara Healthcare, Ltd.                                    4,989      8,144
#   JB Hi-Fi, Ltd.                                            13,562    282,132
#*  Karoon Gas Australia, Ltd.                                30,457     32,932
*   Kingsgate Consolidated, Ltd.                              33,671      6,207
    LendLease Group                                           38,071    513,510
    Link Administration Holdings, Ltd.                        54,192    334,085
#*  Lynas Corp., Ltd.                                        645,108     69,713
    MACA, Ltd.                                                26,930     36,190
*   Macmahon Holdings, Ltd.                                  237,156     32,319
    Macquarie Group, Ltd.                                     11,322    777,314
    Magellan Financial Group, Ltd.                             9,040    190,968
    Mantra Group, Ltd.                                        37,200     89,608
    MaxiTRANS Industries, Ltd.                                11,936      6,719
#*  Mayne Pharma Group, Ltd.                                 140,222    107,732
    McMillan Shakespeare, Ltd.                                 6,813     78,207
    Medibank Pvt, Ltd.                                       131,734    286,658
*   Medusa Mining, Ltd.                                       45,149     10,693
    Melbourne IT, Ltd.                                        10,226     23,366
#*  Mesoblast, Ltd.                                           21,127     29,476
*   Metals X, Ltd.                                           106,191     69,283
    Michael Hill International, Ltd.                          10,813     10,769
    Mineral Resources, Ltd.                                   21,904    215,370
#*  MMA Offshore, Ltd.                                        12,228      1,713
    Monadelphous Group, Ltd.                                  16,064    195,974
    Monash IVF Group, Ltd.                                    35,085     44,621
    Money3 Corp., Ltd.                                        14,287     16,396
#   Mortgage Choice, Ltd.                                      2,795      5,191
*   Mount Gibson Iron, Ltd.                                  127,525     45,411
#   Myer Holdings, Ltd.                                      121,779     73,962
    MYOB Group, Ltd.                                          15,922     42,343
    MyState, Ltd.                                              7,026     27,926
    National Australia Bank, Ltd.                             99,704  2,390,183
    Navitas, Ltd.                                             23,128     91,871
*   NetComm Wireless, Ltd.                                     5,013      6,709
    New Hope Corp., Ltd.                                      16,892     21,634
    Newcrest Mining, Ltd.                                     49,942    811,485

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    nib holdings, Ltd.                                        49,262 $  226,307
    Nick Scali, Ltd.                                           3,643     17,796
    Nine Entertainment Co. Holdings, Ltd.                     53,242     61,314
    Northern Star Resources, Ltd.                             70,617    250,175
#*  NRW Holdings, Ltd.                                        51,124     26,748
    Nufarm, Ltd.                                              31,055    210,226
#   OFX Group, Ltd.                                           24,442     32,090
    Oil Search, Ltd.                                          60,469    321,732
    Orica, Ltd.                                               29,558    469,901
*   Origin Energy, Ltd.                                      101,186    560,519
#*  Orocobre, Ltd.                                             8,159     20,866
    Orora, Ltd.                                              203,926    450,280
    OZ Minerals, Ltd.                                         45,708    305,469
    Pacific Current Group, Ltd.                                2,958     16,565
    Pact Group Holdings, Ltd.                                 20,178     92,532
#*  Paladin Energy, Ltd.                                     157,449      5,920
*   Panoramic Resources, Ltd.                                 95,077     19,404
    Peet, Ltd.                                                29,651     28,241
    Perpetual, Ltd.                                            5,274    213,009
#*  Perseus Mining, Ltd.                                      75,538     19,173
#   Platinum Asset Management, Ltd.                           25,578    111,909
    PMP, Ltd.                                                 26,974     15,960
    Premier Investments, Ltd.                                 11,311    123,458
#   Prime Media Group, Ltd.                                   92,232     29,903
    Pro Medicus, Ltd.                                          5,102     21,195
    Programmed Maintenance Services, Ltd.                     36,658     87,428
    Qantas Airways, Ltd.                                      56,667    240,838
    QBE Insurance Group, Ltd.                                 66,834    633,155
#   Qube Holdings, Ltd.                                       93,123    197,966
#   Quintis, Ltd.                                             26,787      6,429
*   Ramelius Resources, Ltd.                                 127,013     40,850
*   RCR Tomlinson, Ltd.                                       25,789     77,378
    REA Group, Ltd.                                            2,678    147,719
    Reckon, Ltd.                                               6,209      7,460
#   Regis Healthcare, Ltd.                                    10,736     31,697
    Regis Resources, Ltd.                                     57,035    175,778
    Reject Shop, Ltd. (The)                                    5,557     21,725
    Resolute Mining, Ltd.                                    118,031    101,938
#   Retail Food Group, Ltd.                                   24,789     96,099
    Ridley Corp., Ltd.                                        52,087     59,562
    Rio Tinto, Ltd.                                           20,934  1,103,546
    Ruralco Holdings, Ltd.                                     9,648     23,927
    Sandfire Resources NL                                     37,525    174,006
*   Santos, Ltd.                                             180,564    490,641
#*  Saracen Mineral Holdings, Ltd.                            90,687     98,229
    Seek, Ltd.                                                20,945    286,400
#   Select Harvests, Ltd.                                      8,570     33,607
#*  Senex Energy, Ltd.                                       135,403     30,915
    Servcorp, Ltd.                                             5,319     25,464
    Service Stream, Ltd.                                      23,443     25,337
#   Seven Group Holdings, Ltd.                                15,009    143,641
    Seven West Media, Ltd.                                   137,261     88,930
#   Silver Chef, Ltd.                                          4,994     33,671

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
#*  Silver Lake Resources, Ltd.                             109,241 $    39,175
    Sims Metal Management, Ltd.                              26,903     334,176
*   Sino Gas & Energy Holdings, Ltd.                        170,274      11,573
#   Sirtex Medical, Ltd.                                      6,914      88,978
    SmartGroup Corp., Ltd.                                    4,243      25,416
    SMS Management & Technology, Ltd.                         9,154      13,171
    Sonic Healthcare, Ltd.                                   14,129     252,159
    South32, Ltd.                                           278,533     649,637
    South32, Ltd. ADR                                         3,651      42,534
    Southern Cross Media Group, Ltd.                         79,239      84,034
    Spark Infrastructure Group                              104,171     208,550
#   SpeedCast International, Ltd.                             7,145      19,715
*   St Barbara, Ltd.                                         56,881     124,178
    Steadfast Group, Ltd.                                    42,055      87,120
    Suncorp Group, Ltd.                                      45,304     517,809
#*  Sundance Energy Australia, Ltd.                          57,522       3,041
    Sunland Group, Ltd.                                       6,809       9,747
#   Super Retail Group, Ltd.                                 28,156     188,741
    Sydney Airport                                           23,431     126,298
#*  Syrah Resources, Ltd.                                    39,825      91,792
    Tassal Group, Ltd.                                       31,195      94,628
    Technology One, Ltd.                                     27,348     117,380
    Telstra Corp., Ltd.                                      68,188     223,695
#*  Ten Network Holdings, Ltd.                                7,026         899
    Thorn Group, Ltd.                                        35,581      37,590
*   Tiger Resources, Ltd.                                   219,444       6,460
    Tox Free Solutions, Ltd.                                 30,492      58,307
#   TPG Telecom, Ltd.                                        29,263     131,313
    Transurban Group                                         28,787     262,898
*   Troy Resources, Ltd.                                        583          52
    Villa World, Ltd.                                        11,106      20,001
#   Village Roadshow, Ltd.                                   14,328      46,074
#*  Virgin Australia Holdings, Ltd.                         108,136      15,146
    Virtus Health, Ltd.                                      14,879      66,705
    Vita Group, Ltd.                                         12,900      13,542
#   Vocus Group, Ltd.                                        51,968     144,971
*   Watpac, Ltd.                                             27,091      12,792
    Webjet, Ltd.                                              8,802      81,074
    Wesfarmers, Ltd.                                         26,169     852,732
#*  Western Areas, Ltd.                                      42,530      80,658
*   Westgold Resources, Ltd.                                  9,874      12,490
#   Westpac Banking Corp.                                    72,689   1,852,852
*   Whitehaven Coal, Ltd.                                    86,593     205,778
    Woodside Petroleum, Ltd.                                 28,318     661,808
    Woolworths, Ltd.                                         20,615     439,995
*   WorleyParsons, Ltd.                                      31,512     297,403
    WPP AUNZ, Ltd.                                           68,187      62,807
                                                                    -----------
TOTAL AUSTRALIA                                                      49,216,393
                                                                    -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                      137      18,568
    ANDRITZ AG                                                6,118     374,566
    Atrium European Real Estate, Ltd.                        16,732      78,208

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
AUSTRIA -- (Continued)
#   Austria Technologie & Systemtechnik AG                    3,324 $   44,123
    BUWOG AG                                                 13,643    400,915
    CA Immobilien Anlagen AG                                  8,472    218,643
#   DO & CO AG                                                  627     45,892
    Erste Group Bank AG                                      17,447    722,740
    EVN AG                                                    4,101     62,788
*   FACC AG                                                   1,487     17,986
    Flughafen Wien AG                                           351     13,804
#   IMMOFINANZ AG                                            64,916    157,888
    Kapsch TrafficCom AG                                        788     44,498
    Lenzing AG                                                1,292    231,151
    Mayr Melnhof Karton AG                                      878    115,726
    Oesterreichische Post AG                                  3,927    180,554
    OMV AG                                                    7,513    425,590
    Palfinger AG                                              1,123     52,484
    POLYTEC Holding AG                                        2,865     52,933
#   Porr Ag                                                     848     30,228
*   Raiffeisen Bank International AG                         13,713    404,118
    RHI AG                                                    2,692    101,576
    Rosenbauer International AG                                 131      7,928
    S IMMO AG                                                 4,456     66,685
*   Schoeller-Bleckmann Oilfield Equipment AG                   459     34,763
    Semperit AG Holding                                       1,997     61,007
    Strabag SE                                                2,105     93,436
    Telekom Austria AG                                       19,768    178,719
    UNIQA Insurance Group AG                                 18,816    194,789
    Verbund AG                                                6,217    122,979
    Vienna Insurance Group AG Wiener Versicherung Gruppe      6,059    182,394
#   Voestalpine AG                                           14,784    749,311
    Wienerberger AG                                           9,422    216,594
    Zumtobel Group AG                                         1,877     37,167
                                                                    ----------
TOTAL AUSTRIA                                                        5,740,751
                                                                    ----------
BELGIUM -- (1.3%)
#*  Ablynx NV                                                 2,054     31,096
    Ackermans & van Haaren NV                                 3,097    559,906
    Ageas                                                    33,500  1,508,126
*   AGFA-Gevaert NV                                          27,071    126,220
    Atenor                                                      415     23,683
    Banque Nationale de Belgique                                 19     65,528
    Barco NV                                                  1,790    179,281
    Bekaert SA                                                6,081    294,124
    bpost SA                                                 12,323    337,357
#*  Celyad SA                                                   565     18,792
    Cie d'Entreprises CFE                                     1,194    176,029
    Cie Immobiliere de Belgique SA                              381     23,726
    Colruyt SA                                                8,377    469,432
    D'ieteren SA                                              4,001    189,529
*   Dalenys                                                     351      3,551
    Deceuninck NV                                             8,961     36,611
*   Econocom Group SA                                        12,480     95,376
    Elia System Operator SA                                   2,848    167,015
    Euronav NV                                               14,415    115,004

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
BELGIUM -- (Continued)
    EVS Broadcast Equipment SA                                1,407 $    57,091
#   Exmar NV                                                  3,996      23,459
#*  Fagron                                                    5,928      80,948
*   Galapagos NV                                              1,822     144,751
    Gimv NV                                                     715      45,240
    Ion Beam Applications                                     1,351      47,914
    Jensen-Group NV                                             229      11,098
    KBC Group NV                                             19,032   1,573,452
#   Kinepolis Group NV                                        1,673      96,128
#   Lotus Bakeries                                               29      81,014
*   MDxHealth                                                 3,776      22,174
    Melexis NV                                                2,293     197,257
#*  Nyrstar NV                                               11,040      71,691
    Ontex Group NV                                           13,676     469,002
    Orange Belgium SA                                         5,270     129,984
    Picanol                                                     293      36,734
    Proximus SADP                                            12,838     451,445
    Recticel SA                                               6,729      53,045
    Resilux                                                     210      37,296
    Roularta Media Group NV                                     370       9,577
    Sapec                                                        70       4,964
    Sioen Industries NV                                       1,485      51,563
    Sipef SA                                                    588      43,270
    Solvay SA                                                 8,703   1,247,846
*   Telenet Group Holding NV                                  3,093     215,936
    TER Beke SA                                                 109      22,911
*   Tessenderlo Group SA                                      6,174     271,049
*   ThromboGenics NV                                          3,847      14,411
    Umicore SA                                               10,948     878,929
    Van de Velde NV                                             784      42,221
                                                                    -----------
TOTAL BELGIUM                                                        10,852,786
                                                                    -----------
CANADA -- (9.5%)
*   5N Plus, Inc.                                             4,100      10,227
    Absolute Software Corp.                                   6,200      39,535
    Acadian Timber Corp.                                      1,700      25,089
*   Advantage Oil & Gas, Ltd.(00765F101)                      3,399      23,453
*   Advantage Oil & Gas, Ltd.(B66PKS8)                       24,999     171,840
    Aecon Group, Inc.                                         8,695     105,030
#   Ag Growth International, Inc.                             1,000      44,877
    AGF Management, Ltd. Class B                              7,587      45,580
    Agnico Eagle Mines, Ltd.                                 15,126     706,535
    Agrium, Inc.(008916108)                                   6,579     658,558
    Agrium, Inc.(2213538)                                     1,600     160,109
#   AGT Food & Ingredients, Inc.                              4,300      87,707
    Aimia, Inc.                                              13,859      16,118
*   Air Canada                                                5,441      86,541
#   AirBoss of America Corp.                                  3,978      42,277
*   Alacer Gold Corp.                                        43,796      73,067
    Alamos Gold, Inc. Class A(011532108)                     15,592     110,544
    Alamos Gold, Inc. Class A(BZ3DNP6)                       31,600     223,804
#   Alaris Royalty Corp.                                      5,082      91,878
*   Alexco Resource Corp.                                     1,285       1,735

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Algonquin Power & Utilities Corp.                         18,683 $  199,755
    Alimentation Couche-Tard, Inc. Class B                     6,765    320,792
*   Alio Gold, Inc.                                            6,570     27,613
#   AltaGas, Ltd.                                             10,314    240,074
    Alterra Power Corp.                                        2,700     12,972
    Altius Minerals Corp.                                      6,448     58,287
    Altus Group, Ltd.                                          3,650     74,830
#*  Americas Silver Corp.                                      3,547     11,352
    ARC Resources, Ltd.                                       33,372    460,128
*   Argonaut Gold, Inc.                                       18,272     32,096
*   Asanko Gold, Inc.                                         15,002     18,771
    Atco, Ltd. Class I                                         3,639    135,461
#*  Athabasca Oil Corp.                                       77,149     64,355
*   ATS Automation Tooling Systems, Inc.                      10,297    110,672
*   AuRico Metals, Inc.(05157J108)                             5,845      5,564
*   AuRico Metals, Inc.(BYR52G5)                              16,312     15,439
    AutoCanada, Inc.                                           3,921     63,151
*   Avigilon Corp.                                             5,073     57,698
*   B2Gold Corp.                                             159,821    401,235
#   Badger Daylighting, Ltd.                                   4,456     94,642
    Bank of Montreal(063671101)                               14,125  1,071,664
    Bank of Montreal(2076009)                                 22,524  1,708,337
    Bank of Nova Scotia (The)(064149107)                      25,978  1,618,689
    Bank of Nova Scotia (The)(2076281)                        25,800  1,607,288
    Barrick Gold Corp.(2024644)                               11,682    197,519
    Barrick Gold Corp.(067901108)                             46,629    788,496
#*  Baytex Energy Corp.(B4VGVM3)                              28,300     79,447
*   Baytex Energy Corp.(07317Q105)                             2,602      7,260
    BCE, Inc.(B188TH2)                                         3,215    150,894
    BCE, Inc.(05534B760)                                       2,798    131,310
*   Bellatrix Exploration, Ltd.(078314507)                     1,559      3,883
#*  Bellatrix Exploration, Ltd.(BF237Z5)                       4,740     11,862
    Birchcliff Energy, Ltd.                                   26,847    131,355
#   Bird Construction, Inc.                                    7,689     52,236
#   Black Diamond Group, Ltd.                                  7,742     16,518
*   BlackBerry, Ltd.(09228F103)                               12,657    118,723
*   BlackBerry, Ltd.(BCBHZ31)                                 14,150    132,676
*   BlackPearl Resources, Inc.                                32,381     25,713
*   Bombardier, Inc. Class A                                   6,500     13,295
*   Bombardier, Inc. Class B                                  94,930    191,116
    Bonavista Energy Corp.                                     5,420     13,607
#   Bonterra Energy Corp.                                      2,880     38,808
    Boralex, Inc. Class A                                     12,423    221,905
    Brookfield Asset Management, Inc. Class A                 15,789    614,084
    Brookfield Real Estate Services, Inc.                      1,100     14,849
    BRP, Inc.                                                  3,068     98,309
*   BSM Technologies, Inc.                                     9,300     11,115
#*  Calfrac Well Services, Ltd.                               18,253     49,485
    Callidus Capital Corp.                                     1,700     20,712
    Cameco Corp.(13321L108)                                   25,982    266,316
    Cameco Corp.(2166160)                                     11,800    120,863
    Canaccord Genuity Group, Inc.                             18,783     94,461
*   Canacol Energy, Ltd.                                      25,200     90,754

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Canadian Imperial Bank of Commerce(136069101)               10,051 $872,829
    Canadian Imperial Bank of Commerce(2170525)                  8,700  755,175
    Canadian National Railway Co.(136375102)                     9,292  734,254
    Canadian National Railway Co.(2180632)                       3,700  292,379
    Canadian Natural Resources, Ltd.                            24,835  759,951
    Canadian Pacific Railway, Ltd.(13645T100)                    2,100  328,377
    Canadian Pacific Railway, Ltd.(2793115)                      1,800  281,806
    Canadian Tire Corp., Ltd. Class A                            3,568  407,269
    Canadian Utilities, Ltd. Class A                             2,411   76,522
#   Canadian Western Bank                                       14,125  317,225
*   Canfor Corp.                                                14,966  251,124
    Canfor Pulp Products, Inc.                                   5,091   48,225
#   CanWel Building Materials Group, Ltd.                        8,500   41,929
    Capital Power Corp.                                          7,701  152,013
*   Capstone Mining Corp.                                       60,575   58,304
    Cara Operations, Ltd.                                          600   11,285
    Cascades, Inc.                                              10,300  126,979
    CCL Industries, Inc. Class B                                 4,850  232,512
*   Celestica, Inc.(15101Q108)                                  15,682  186,459
*   Celestica, Inc.(2263362)                                     3,200   38,038
    Cenovus Energy, Inc.(15135U109)                             32,519  273,485
    Cenovus Energy, Inc.(B57FG04)                               25,300  212,465
    Centerra Gold, Inc.(B01NXQ4)                                31,241  166,635
    Centerra Gold, Inc.(152006102)                                 624    3,327
*   Cequence Energy, Ltd.                                       30,508    4,282
#   Cervus Equipment Corp.                                       1,200   11,771
    CES Energy Solutions Corp.                                  17,670   90,281
*   CGI Group, Inc. Class A                                      8,717  460,345
#   Chesswood Group, Ltd.                                        1,200   13,023
#*  China Gold International Resources Corp., Ltd.              24,316   37,057
#   CI Financial Corp.                                          17,929  390,577
#   Cineplex, Inc.                                               6,883  271,455
    Clearwater Seafoods, Inc.                                    2,677   23,920
    Cogeco Communications, Inc.                                  3,089  215,803
    Cogeco, Inc.                                                 1,576   96,551
    Colliers International Group, Inc.(194693107)                3,369  181,421
    Colliers International Group, Inc.(BYL7SB4)                    620   33,393
    Computer Modelling Group, Ltd.                              11,290   85,756
    Cona Resources, Ltd.                                         6,800   16,635
    Constellation Software, Inc.                                   600  323,232
*   Continental Gold, Inc.                                      17,400   47,312
#*  Copper Mountain Mining Corp.                                22,194   17,801
    Corus Entertainment, Inc. Class B                           18,315  203,312
    Cott Corp.(22163N106)                                       14,598  226,853
    Cott Corp.(2228952)                                         14,256  221,258
#   Crescent Point Energy Corp.(B67C8W8)                        28,678  225,425
    Crescent Point Energy Corp.(22576C101)                       6,810   53,455
*   Crew Energy, Inc.                                           16,833   54,816
*   CRH Medical Corp.                                            3,400   11,154
#*  Delphi Energy Corp.                                         30,292   29,885
#*  Denison Mines Corp.                                         71,400   37,225
*   Descartes Systems Group, Inc. (The)(2141941)                 2,500   62,723
*   Descartes Systems Group, Inc. (The)(249906108)               1,400   35,140

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
*   Detour Gold Corp.                                           24,800 $311,902
    DHX Media, Ltd.(BRF12N3)                                     5,834   30,369
#   DHX Media, Ltd.(BRF12P5)                                     9,300   48,486
    Dollarama, Inc.                                              3,955  386,602
#   Dominion Diamond Corp.(257287102)                            8,601  121,102
    Dominion Diamond Corp.(B95LX89)                                500    7,034
    Dorel Industries, Inc. Class B                               3,747   98,998
*   DREAM Unlimited Corp. Class A                                6,900   40,788
*   Dundee Precious Metals, Inc.                                16,018   33,790
    ECN Capital Corp.                                           37,499  119,107
    Eldorado Gold Corp.(284902103)                               7,243   15,355
    Eldorado Gold Corp.(2307873)                               100,431  212,663
    Element Fleet Management Corp.                              54,073  409,424
    Emera, Inc.                                                    790   29,401
    Empire Co., Ltd. Class A                                    27,497  446,833
#   Enbridge Income Fund Holdings, Inc.                         11,650  299,391
    Enbridge, Inc.(2466149)                                     12,958  537,132
    Enbridge, Inc.(29250N105)                                    6,108  253,238
    Encana Corp.(292505104)                                     56,119  564,557
    Encana Corp.(2793193)                                       26,900  270,780
*   Endeavour Mining Corp.                                       6,372  121,333
*   Endeavour Silver Corp.(29258Y103)                            4,949   15,094
#*  Endeavour Silver Corp.(2980003)                             14,600   44,265
    Enercare, Inc.                                              15,100  253,615
    Enerflex, Ltd.                                              15,166  209,715
#*  Energy Fuels, Inc.                                          12,193   21,711
    Enerplus Corp.(292766102)                                   25,035  225,816
    Enerplus Corp.(B584T89)                                     20,300  183,176
    Enghouse Systems, Ltd.                                       2,000   85,711
    Ensign Energy Services, Inc.                                19,617  104,949
#*  Epsilon Energy, Ltd.                                         6,843   17,317
#   Equitable Group, Inc.                                        1,650   72,498
*   Essential Energy Services Trust                             19,400    9,336
    Evertz Technologies, Ltd.                                    2,200   31,321
#   Exchange Income Corp.                                        4,758  110,063
    Exco Technologies, Ltd.                                      4,701   41,778
#   Extendicare, Inc.                                            8,949   68,118
    Fairfax Financial Holdings, Ltd.                             1,347  642,314
    Fiera Capital Corp.                                          2,526   29,175
    Finning International, Inc.                                 19,255  387,494
    Firm Capital Mortgage Investment Corp.                       4,500   48,907
    First Capital Realty, Inc.                                   6,219  101,759
#*  First Majestic Silver Corp.(32076V103)                       7,108   58,499
*   First Majestic Silver Corp.(2833583)                         4,769   39,246
#   First National Financial Corp.                               1,400   28,073
    First Quantum Minerals, Ltd.                                44,695  494,003
    FirstService Corp.(33767E103)                                2,147  138,353
    FirstService Corp.(BYL7ZF7)                                  1,700  109,561
#*  Fission Uranium Corp.                                       53,000   29,757
    Fortis, Inc.                                                 9,059  330,317
*   Fortuna Silver Mines, Inc.(349915108)                        1,312    6,547
*   Fortuna Silver Mines, Inc.(2383033)                          7,299   36,473
    Franco-Nevada Corp.(351858105)                                 742   53,765

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
    Franco-Nevada Corp.(B29NF31)                                   400 $ 28,981
#   Freehold Royalties, Ltd.                                     9,658  110,156
*   GDI Integrated Facility Services, Inc.                       1,000   12,232
#   Genworth MI Canada, Inc.                                     7,249  211,467
    George Weston, Ltd.                                          2,534  221,317
    Gibson Energy, Inc.                                          6,492   84,512
#   Gildan Activewear, Inc.(375916103)                           3,004   90,511
    Gildan Activewear, Inc.(2254645)                             3,300   99,443
    Gluskin Sheff + Associates, Inc.                             2,574   35,036
*   GMP Capital, Inc.                                            5,000   12,031
    goeasy, Ltd.                                                 1,000   22,402
*   GoGold Resources, Inc.                                       8,500    3,818
    Goldcorp, Inc.(380956409)                                   27,832  365,434
    Goldcorp, Inc.(2676302)                                     19,300  253,412
*   Golden Star Resources, Ltd.                                 15,500   10,567
#*  Gran Tierra Energy, Inc.(38500T101)                          2,706    6,386
*   Gran Tierra Energy, Inc.(B2PPCS5)                           55,930  131,442
    Granite Oil Corp.                                            3,733   13,864
#*  Great Panther Silver, Ltd.                                     753      978
    Great-West Lifeco, Inc.                                      7,678  219,116
    Guardian Capital Group, Ltd. Class A                         1,928   41,753
*   Guyana Goldfields, Inc.                                     26,400  101,852
*   Heroux-Devtek, Inc.                                          2,214   23,565
    High Liner Foods, Inc.                                       2,850   38,747
#   Home Capital Group, Inc.                                     8,072   89,347
    Horizon North Logistics, Inc.                               10,800   11,435
    HudBay Minerals, Inc.(B05BQ98)                              19,343  150,875
    HudBay Minerals, Inc.(B05BDX1)                              16,524  128,295
#   Hudson's Bay Co.                                            13,684  117,111
*   Husky Energy, Inc.                                          22,412  259,399
    Hydro One, Ltd.                                              3,900   69,945
*   IAMGOLD Corp.(450913108)                                     4,292   23,177
*   IAMGOLD Corp.(2446646)                                      67,280  363,180
    IGM Financial, Inc.                                          6,969  234,545
#*  Imperial Metals Corp.                                        6,300   19,303
    Imperial Oil, Ltd.(453038408)                                7,127  204,117
    Imperial Oil, Ltd.(2454241)                                  3,400   97,575
    Industrial Alliance Insurance & Financial Services, Inc.    12,278  569,609
    Innergex Renewable Energy, Inc.                             11,852  139,077
    Intact Financial Corp.                                       3,255  252,855
    Inter Pipeline, Ltd.                                        12,293  242,754
*   Interfor Corp.                                              10,640  165,649
    Intertape Polymer Group, Inc.                                6,300  121,427
*   Ivanhoe Mines, Ltd. Class A                                 40,542  159,989
    Jean Coutu Group PJC, Inc. (The) Class A                    13,000  216,675
    Just Energy Group, Inc.(B693818)                             4,023   21,523
    Just Energy Group, Inc.(B63MCN1)                             9,896   53,101
    K-Bro Linen, Inc.                                            1,051   33,930
*   Kelt Exploration, Ltd.                                      25,600  137,368
    Keyera Corp.                                                13,154  411,053
*   Kinaxis, Inc.                                                1,100   70,751
*   Kinross Gold Corp.(496902404)                               27,330  112,600
*   Kinross Gold Corp.(B03Z841)                                184,803  761,891

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Kirkland Lake Gold, Ltd.                                  24,117 $  249,923
*   Klondex Mines, Ltd.                                       13,400     42,669
*   Knight Therapeutics, Inc.                                 16,368    124,590
#   Labrador Iron Ore Royalty Corp.                            3,709     51,228
    Lassonde Industries, Inc. Class A                            100     19,234
#   Laurentian Bank of Canada                                  6,001    260,737
    Leon's Furniture, Ltd.                                     4,206     60,859
    Linamar Corp.                                              8,928    489,312
    Loblaw Cos., Ltd.                                          4,284    233,336
    Lucara Diamond Corp.                                      36,789     79,081
    Lundin Mining Corp.                                      108,187    778,374
#   MacDonald Dettwiler & Associates, Ltd.                     7,000    397,008
    Magellan Aerospace Corp.                                   1,937     30,933
    Magna International, Inc.(559222401)                       7,200    343,368
    Magna International, Inc.(2554475)                        23,650  1,127,916
#*  Mainstreet Equity Corp.                                      500     15,035
    Mainstreet Health Investments, Inc.                        2,100     19,320
*   Major Drilling Group International, Inc.                  11,620     76,799
    Mandalay Resources Corp.                                  36,500     11,418
    Manulife Financial Corp.(56501R106)                       35,723    736,608
    Manulife Financial Corp.(2492519)                         21,700    446,967
    Maple Leaf Foods, Inc.                                     6,200    171,367
    Martinrea International, Inc.                             12,817    103,523
#   Mediagrif Interactive Technologies, Inc.                     800      9,599
    Medical Facilities Corp.                                   5,850     61,186
#*  MEG Energy Corp.                                          40,699    167,138
    Melcor Developments, Ltd.                                    200      2,302
    Methanex Corp.(59151K108)                                  8,906    394,536
    Methanex Corp.(2654416)                                    1,735     76,929
    Metro, Inc.                                                7,977    270,197
*   Mitel Networks Corp.                                      17,155    146,129
    Morguard Corp.                                               200     27,595
    Morneau Shepell, Inc.                                      5,200     86,211
    MTY Food Group, Inc.                                       1,988     75,039
    Mullen Group, Ltd.                                        15,004    192,070
    National Bank of Canada                                   27,555  1,240,997
    Nevsun Resources, Ltd.                                    33,481     90,500
    New Flyer Industries, Inc.                                 4,576    186,564
*   New Gold, Inc.(644535106)                                  4,011     13,437
*   New Gold, Inc.(2826947)                                   64,548    215,893
#*  Newalta Corp.                                              5,173      5,269
    Norbord, Inc.                                              3,712    131,745
    North American Energy Partners, Inc.                       2,400     10,200
    North West Co., Inc. (The)                                 4,209    103,102
#   Northland Power, Inc.                                     12,264    228,410
*   NuVista Energy, Ltd.                                      24,111    123,577
*   Obsidian Energy, Ltd.(674482104)                          20,635     24,349
*   Obsidian Energy, Ltd.(BDHLTZ4)                            68,600     80,884
    OceanaGold Corp.                                          99,690    272,663
    Onex Corp.                                                 5,500    440,750
#   Open Text Corp.(683715106)                                 3,988    133,598
    Open Text Corp.(2260824)                                   5,600    187,303
    Osisko Gold Royalties, Ltd.(BN60CQ4)                      13,991    179,669

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Osisko Gold Royalties, Ltd.(68827L101)                     2,420 $   31,097
#*  Painted Pony Energy, Ltd.                                 13,000     47,443
    Pan American Silver Corp.(697900108)                      24,659    415,504
    Pan American Silver Corp.(2669272)                         2,000     33,688
#*  Paramount Resources, Ltd. Class A                          9,376    150,257
*   Parex Resources, Inc.                                      5,830     71,732
    Parkland Fuel Corp.                                        1,434     30,768
    Pason Systems, Inc.                                        2,265     33,064
    Pembina Pipeline Corp.(B4PPQG5)                            4,402    150,108
#   Pembina Pipeline Corp.(B4PT2P8)                            4,300    146,547
#*  Pengrowth Energy Corp.(B67M828)                           61,484     46,357
*   Pengrowth Energy Corp.(70706P104)                          4,002      2,881
#   Peyto Exploration & Development Corp.                     12,754    226,692
*   PHX Energy Services Corp.                                  3,238      5,350
#   Pizza Pizza Royalty Corp.                                  3,300     44,388
    Potash Corp. of Saskatchewan, Inc.(73755L107)              3,266     58,461
    Potash Corp. of Saskatchewan, Inc.(2696980)               59,381  1,062,119
#   PrairieSky Royalty, Ltd.                                   2,971     73,778
*   Precision Drilling Corp.(B5YPLH9)                         24,964     72,484
*   Precision Drilling Corp.(74022D308)                       19,847     57,953
*   Premier Gold Mines, Ltd.                                  29,300     79,669
    Premium Brands Holdings Corp.                              3,040    219,524
#*  Pretium Resources, Inc.                                    4,600     44,201
#*  Primero Mining Corp.(B4Z8FV2)                             20,955      7,563
*   Primero Mining Corp.(74164W106)                            9,167      3,328
#*  Pulse Seismic, Inc.                                        4,200      8,624
    Quarterhill, Inc.                                         13,600     19,526
    Quebecor, Inc. Class B                                     5,316    184,243
*   Raging River Exploration, Inc.                            26,800    171,752
    Reitmans Canada, Ltd. Class A                              5,200     19,061
    Restaurant Brands International, Inc.                      3,400    202,568
    Richelieu Hardware, Ltd.                                   4,834    126,128
*   Richmont Mines, Inc.                                       3,753     31,276
    Ritchie Bros Auctioneers, Inc.(767744105)                  2,701     76,249
    Ritchie Bros Auctioneers, Inc.(2345390)                    4,100    115,757
#*  RMP Energy, Inc.                                          40,500     19,491
    Rocky Mountain Dealerships, Inc.                           3,078     24,910
    Rogers Communications, Inc. Class B(775109200)             4,076    211,952
    Rogers Communications, Inc. Class B(2169051)              10,036    521,864
    Rogers Sugar, Inc.                                        18,420     94,704
    Royal Bank of Canada(780087102)                           24,345  1,815,163
    Royal Bank of Canada(2754383)                              7,300    544,594
    Russel Metals, Inc.                                        5,971    119,444
*   Sabina Gold & Silver Corp.                                40,900     74,140
*   Sandstorm Gold, Ltd.                                      20,411     84,149
    Sandvine Corp.                                            21,606     75,905
    Saputo, Inc.                                               9,280    314,556
    Savaria Corp.                                                900     10,756
    Secure Energy Services, Inc.                              26,858    202,930
*   SEMAFO, Inc.                                              41,698    100,671
*   Seven Generations Energy, Ltd. Class A                     6,361    110,562
    Shaw Communications, Inc. Class B(82028K200)              10,419    232,031
    Shaw Communications, Inc. Class B(2801836)                 2,500     55,665

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    ShawCor, Ltd.                                              2,619 $   58,693
#*  Sherritt International Corp.                              24,429     16,851
#   Sienna Senior Living, Inc.                                 4,500     62,045
*   Sierra Wireless, Inc.(826516106)                           1,995     58,853
*   Sierra Wireless, Inc.(2418968)                             2,200     64,778
*   Silver Standard Resources, Inc.(82823L106)                 8,386     81,596
*   Silver Standard Resources, Inc.(2218458)                   9,214     89,572
    Sleep Country Canada Holdings, Inc.                        4,000    121,692
    SNC-Lavalin Group, Inc.                                    7,326    322,655
*   Solium Capital, Inc.                                       1,700     13,213
#*  Spartan Energy Corp.                                      14,700     75,342
#   Sprott, Inc.                                              21,700     39,858
    Stantec, Inc.(85472N109)                                   5,203    132,677
    Stantec, Inc.(2854238)                                     1,800     45,796
    Stella-Jones, Inc.                                         4,595    160,802
#*  Stornoway Diamond Corp.                                   47,014     29,790
    Stuart Olson, Inc.                                         1,300      5,547
#   Student Transportation, Inc.(B1FQZ15)                      9,299     54,746
    Student Transportation, Inc.(86388A108)                      700      4,130
    Sun Life Financial, Inc.(866796105)                       11,897    456,012
    Sun Life Financial, Inc.(2566124)                         10,600    406,231
    Suncor Energy, Inc.(867224107)                            58,453  1,906,737
    Suncor Energy, Inc.(B3NB1P2)                                 100      3,253
*   SunOpta, Inc.(8676EP108)                                   4,680     44,460
*   SunOpta, Inc.(2817510)                                     5,192     49,557
    Superior Plus Corp.                                       21,627    189,599
    Supremex, Inc.                                             3,700     13,295
#   Surge Energy, Inc.                                        37,535     65,331
    Tahoe Resources, Inc.(873868103)                          16,073     87,919
#   Tahoe Resources, Inc.(B5B9KV1)                            30,865    168,839
*   Taseko Mines, Ltd.                                        27,979     41,741
    Teck Resources, Ltd. Class B(878742204)                   34,468    747,611
    Teck Resources, Ltd. Class B(2879327)                     23,500    510,054
    TELUS Corp.                                                1,498     54,105
#*  Tembec, Inc.                                               7,455     27,147
*   Teranga Gold Corp.                                        11,500     29,425
    TFI International, Inc.                                   16,167    380,072
    Thomson Reuters Corp.(2126067)                             4,105    188,378
    Thomson Reuters Corp.(2889371)                             7,800    357,233
#   Timbercreek Financial Corp.                                3,100     23,323
*   TMAC Resources, Inc.                                       1,000      8,703
    TMX Group, Ltd.                                            5,495    291,333
    TORC Oil & Gas, Ltd.                                      14,765     66,438
*   Torex Gold Resources, Inc.                                13,508    246,270
    Toromont Industries, Ltd.                                  7,642    283,736
    Toronto-Dominion Bank (The)(891160509)                    34,519  1,779,109
    Toronto-Dominion Bank (The)(2897222)                      16,058    827,790
#   Torstar Corp. Class B                                      2,714      3,178
    Total Energy Services, Inc.                                6,440     62,502
*   Tourmaline Oil Corp.                                      14,103    312,780
    TransAlta Corp.(89346D107)                                31,016    203,155
    TransAlta Corp.(2901628)                                  13,800     89,989
    TransAlta Renewables, Inc.                                 8,684    101,833

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    TransCanada Corp.(89353D107)                             10,296 $   526,332
    TransCanada Corp.(2665184)                                1,306      66,727
    Transcontinental, Inc. Class A                           11,952     243,689
*   TransGlobe Energy Corp.(2470548)                          1,000       1,364
*   TransGlobe Energy Corp.(893662106)                          500         675
#*  Trevali Mining Corp.                                     57,043      59,022
*   Trican Well Service, Ltd.                                38,815     113,636
    Tricon Capital Group, Inc.                                9,900      83,377
#*  Trilogy Energy Corp.                                      7,125      30,232
*   Trinidad Drilling, Ltd.                                  30,118      43,241
*   Trisura Group, Ltd.                                         111       2,277
*   Turquoise Hill Resources, Ltd.(900435108)                 3,396      11,173
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                  51,300     168,703
#   Uni-Select, Inc.                                          7,611     177,646
#*  UrtheCast Corp.                                          22,900      20,572
#   Valener, Inc.                                             3,344      57,828
    Veresen, Inc.                                            33,502     489,329
    Vermilion Energy, Inc.(923725105)                         2,873      94,694
    Vermilion Energy, Inc.(B607XS1)                           4,300     141,615
    Wajax Corp.                                               3,375      63,480
    Waste Connections, Inc.                                   7,849     510,028
    West Fraser Timber Co., Ltd.                             11,698     621,610
#*  Western Energy Services Corp.                             7,800       9,009
    Western Forest Products, Inc.                            72,580     144,374
    Westshore Terminals Investment Corp.                      9,100     172,256
    Wheaton Precious Metals Corp.(962879102)                 10,507     213,397
    Wheaton Precious Metals Corp.(BF13KN5)                    8,199     166,249
#   Whitecap Resources, Inc.                                 54,203     400,409
    Winpak, Ltd.                                              3,132     134,474
    WSP Global, Inc.                                          9,516     386,288
    Yamana Gold, Inc.(2219279)                               95,628     249,281
    Yamana Gold, Inc.(98462Y100)                             14,406      37,456
*   Yangarra Resources, Ltd.                                  9,200      25,015
#*  Yellow Pages, Ltd.                                        2,929      15,364
    ZCL Composites, Inc.                                      4,199      44,726
                                                                    -----------
TOTAL CANADA                                                         77,440,352
                                                                    -----------
CHINA -- (0.0%)
*   KuangChi Science, Ltd.                                   41,000      14,374
                                                                    -----------
DENMARK -- (1.4%)
    ALK-Abello A.S.                                             540      85,112
    Alm Brand A.S.                                           12,213     122,433
    Ambu A.S. Class B                                         2,772     180,498
*   Bang & Olufsen A.S.                                       3,802      66,524
    BankNordik P/F                                              549      11,097
#*  Bavarian Nordic A.S.                                      2,593     169,740
    Chr Hansen Holding A.S.                                   9,349     752,888
    Coloplast A.S. Class B                                    1,968     169,068
    Columbus A.S.                                            10,225      22,111
#*  D/S Norden A.S.                                           3,897      77,309
    Danske Bank A.S.                                         19,752     799,910
    DFDS A.S.                                                 4,120     234,983

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    DSV A.S.                                                 15,826 $ 1,021,817
    FLSmidth & Co. A.S.                                       5,240     320,711
#   GN Store Nord A.S.                                       15,635     475,556
#   H Lundbeck A.S.                                           5,927     355,393
*   H+H International A.S. Class B                            2,105      35,992
    IC Group A.S.                                               908      20,755
    ISS A.S.                                                 14,761     605,125
    Jyske Bank A.S.                                           9,357     586,463
    Matas A.S.                                                4,156      64,137
*   NKT A.S.                                                  3,517     308,949
    NNIT A.S.                                                 1,478      47,278
    Nordjyske Bank A.S.                                         700      13,377
#   Pandora A.S.                                              3,928     452,068
    Parken Sport & Entertainment A.S.                         1,139      15,716
    Per Aarsleff Holding A.S.                                 3,043      75,903
    Ringkjoebing Landbobank A.S.                              2,662     140,149
    Rockwool International A.S. Class A                         144      31,036
    Rockwool International A.S. Class B                       1,088     247,605
    RTX A.S.                                                    936      24,151
*   Santa Fe Group A.S.                                       1,591      14,417
    Schouw & Co. AB                                           1,954     214,565
    SimCorp A.S.                                              3,746     234,230
    Solar A.S. Class B                                          865      51,514
    Spar Nord Bank A.S.                                       8,949     120,272
    Sydbank A.S.                                             11,753     489,584
    TDC A.S.                                                119,893     739,806
    Tivoli A.S.                                                 136      13,120
*   TK Development A.S.                                       5,396       9,184
*   Topdanmark A.S.                                           8,880     303,418
    Tryg A.S.                                                10,764     242,538
    United International Enterprises                            225      47,416
    Vestas Wind Systems A.S.                                 10,650   1,040,844
#*  William Demant Holding A.S.                              11,685     310,458
                                                                    -----------
TOTAL DENMARK                                                        11,365,220
                                                                    -----------
FINLAND -- (1.5%)
    Ahlstrom-Munksjo Oyj                                      2,517      51,919
    Aktia Bank Oyj                                            2,263      24,642
    Alma Media Oyj                                            2,844      21,811
    Amer Sports Oyj                                          17,511     470,365
    Asiakastieto Group Oyj                                      847      21,959
    Aspo Oyj                                                  3,410      36,402
    Atria Oyj                                                 2,128      28,463
*   BasWare Oyj                                                 708      33,702
    Bittium Oyj                                               1,037       9,137
    Cargotec Oyj Class B                                      5,663     345,741
#*  Caverion Corp.                                           15,113     126,437
    Citycon Oyj                                              49,585     134,939
    Cramo Oyj                                                 7,719     221,441
    Elisa Oyj                                                10,902     448,801
    F-Secure Oyj                                              7,922      35,992
    Finnair Oyj                                               9,181      99,333
    Fiskars Oyj Abp                                           3,605      90,562

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
FINLAND -- (Continued)
    Fortum Oyj                                               27,497 $   449,634
    HKScan Oyj Class A                                        4,861      17,371
    Huhtamaki Oyj                                            19,565     758,159
    Ilkka-Yhtyma Oyj                                          2,909      11,107
    Kemira Oyj                                               18,946     238,809
    Kesko Oyj Class A                                         1,108      56,208
    Kesko Oyj Class B                                         9,213     465,847
    Konecranes Oyj                                            7,451     332,434
    Lassila & Tikanoja Oyj                                    6,620     150,868
#   Metsa Board Oyj                                          27,753     196,315
    Metso Oyj                                                19,617     624,090
    Neste Oyj                                                16,872     731,469
    Nokian Renkaat Oyj                                       20,382     831,062
    Oriola Oyj Class B                                       17,353      74,430
    Outokumpu Oyj                                            39,751     334,033
*   Outotec Oyj                                              18,535     120,898
    Pihlajalinna Oyj                                            536      10,807
    Ponsse Oy                                                 1,526      44,275
*   Poyry Oyj                                                   493       2,822
    Raisio Oyj Class V                                       14,942      62,580
    Ramirent Oyj                                             16,015     159,637
    Revenio Group Oyj                                           343      15,011
    Sampo Oyj Class A                                        16,902     924,397
    Sanoma Oyj                                               12,675     117,734
    SRV Group OYJ                                             3,102      16,555
*   Stockmann Oyj Abp Class B                                 5,241      45,376
    Stora Enso Oyj Class R                                   78,532   1,049,959
    Technopolis Oyj                                          15,315      66,357
    Teleste Oyj                                               1,197      11,401
    Tieto Oyj                                                 8,348     264,832
    Tikkurila Oyj                                             7,373     157,249
    UPM-Kymmene Oyj                                          46,427   1,263,887
    Uponor Oyj                                                5,606      90,518
    Vaisala Oyj Class A                                       1,132      54,442
    Valmet Oyj                                               22,407     408,446
    YIT Oyj                                                  15,011     127,475
                                                                    -----------
TOTAL FINLAND                                                        12,488,140
                                                                    -----------
FRANCE -- (7.6%)
    ABC Arbitrage                                             3,722      26,980
    Accor SA                                                  3,493     162,263
    Actia Group                                               3,218      33,769
    Aeroports de Paris                                        1,069     180,912
    Air Liquide SA                                            8,112     994,642
    Airbus SE                                                 9,467     791,030
    Akka Technologies                                         2,194     119,837
    Albioma SA                                                3,291      77,330
    Alstom SA                                                15,062     539,613
    Altamir                                                   3,848      76,576
    Alten SA                                                  3,688     318,396
    Altran Technologies SA                                   20,661     363,291
    Amundi SA                                                 3,083     238,446
*   Antalis International SAS                                 2,054       4,669

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    April SA                                               2,047 $   31,500
    Arkema SA                                             11,068  1,259,930
    Assystem                                               1,877     71,997
    Atos SE                                                5,965    906,892
    Aubay                                                  1,249     45,395
    AXA SA                                                58,136  1,716,958
    Axway Software SA                                        579     16,629
    Beneteau SA                                            3,338     57,306
    BioMerieux                                               600    132,212
    BNP Paribas SA                                        40,150  3,111,451
    Boiron SA                                                903     84,591
    Bonduelle SCA                                          2,197     84,419
#   Bourbon Corp.                                          3,477     32,408
    Bouygues SA                                           20,919    896,883
    Bureau Veritas SA                                     17,126    390,210
    Burelle SA                                                39     55,194
    Capgemini SE                                           3,629    395,087
    Carrefour SA                                          50,364  1,209,751
    Casino Guichard Perrachon SA                           6,846    417,546
*   Cegedim SA                                               334     12,747
#*  CGG SA                                                 2,038      9,000
    Chargeurs SA                                           2,873     83,318
    Christian Dior SE                                      1,268    361,068
    Cie de Saint-Gobain                                   26,022  1,443,875
    Cie des Alpes                                            975     31,854
    Cie Generale des Etablissements Michelin              14,512  1,965,448
    Cie Plastic Omnium SA                                 13,027    501,309
    CNP Assurances                                        14,001    338,008
*   Coface SA                                              9,529     90,104
    Credit Agricole SA                                    35,905    630,217
    Danone SA                                             12,065    900,292
    Dassault Systemes SE                                   3,478    341,184
    Derichebourg SA                                       13,919    121,943
    Devoteam SA                                              814     73,870
#   Edenred                                               20,532    539,742
    Eiffage SA                                             8,331    806,988
    Electricite de France SA                              59,497    603,932
    Elior Group                                           15,057    399,658
#   Elis SA                                                8,530    206,244
    Engie SA                                              98,856  1,592,194
*   Eramet                                                   598     37,750
    Essilor International SA                               6,022    762,425
*   Esso SA Francaise                                        343     23,061
    Euler Hermes Group                                     1,521    181,835
    Euronext NV                                            6,901    403,291
    Europcar Groupe SA                                     9,389    136,705
    Eutelsat Communications SA                            21,935    593,653
#   Exel Industries Class A                                  266     31,794
    Faurecia                                               9,487    526,795
*   Fnac Darty SA                                          1,561    147,941
*   Fnac Darty SA                                            904     85,469
    Gaztransport Et Technigaz SA                           1,982     94,469
    GL Events                                              1,343     39,848

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Groupe Crit                                               588 $   56,340
    Groupe Eurotunnel SE                                   29,951    332,114
#*  Groupe Gorge                                              802     19,938
    Groupe Open                                               621     18,529
#   Guerbet                                                 1,271    114,384
    Haulotte Group SA                                       1,255     22,093
    Hermes International                                      369    186,904
*   HiPay Group SA                                            608     11,684
*   ID Logistics Group                                        170     27,461
    Iliad SA                                                  929    230,461
    Imerys SA                                               3,399    294,640
    Ingenico Group SA                                       9,737  1,021,365
    Interparfums SA                                         1,294     51,421
    Ipsen SA                                                2,198    281,332
    IPSOS                                                   4,292    148,224
    Jacquet Metal Service                                   1,075     30,043
#   JCDecaux SA                                             3,553    126,529
    Kaufman & Broad SA                                      1,281     55,508
    Kering                                                    728    254,451
    Korian SA                                               4,107    135,791
    L'Oreal SA                                              3,328    689,496
    Lagardere SCA                                          21,489    706,034
    Le Belier                                                 374     20,170
    Le Noble Age                                              889     52,628
    Lectra                                                  2,814     80,932
    Legrand SA                                              7,812    539,634
#   Linedata Services                                         790     46,020
    LISI                                                    2,895    139,568
    LVMH Moet Hennessy Louis Vuitton SE                     5,903  1,482,766
    Maisons France Confort SA                                 251     18,412
    Manitou BF SA                                           1,257     44,082
    Mersen SA                                               3,064    113,209
#*  METabolic EXplorer SA                                   2,577      7,137
    Metropole Television SA                                 5,517    133,485
    MGI Coutier                                             2,112     84,950
    Natixis SA                                             56,059    407,355
*   Naturex                                                   517     52,475
    Neopost SA                                              5,063    232,165
    Nexans SA                                               4,588    262,821
    Nexity SA                                               5,269    282,608
#*  Nicox                                                   1,341     19,538
*   NRJ Group                                               1,371     18,146
    Oeneo SA                                                4,009     44,691
#*  Onxeo SA                                                7,633     36,516
    Orange SA                                             100,822  1,696,519
    Orpea                                                   3,849    441,377
#*  Parrot SA                                               2,493     29,603
    Peugeot SA                                             61,422  1,321,232
*   Pierre & Vacances SA                                      941     52,595
    PSB Industries SA                                         175     11,048
    Publicis Groupe SA                                      8,070    610,225
    Rallye SA                                               3,863     82,097
    Rexel SA                                               47,949    759,294

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Robertet SA                                               34 $   16,301
    Rothschild & Co.                                         945     35,147
    Rubis SCA                                              7,980    507,943
    Sartorius Stedim Biotech                               1,293     92,129
    Savencia SA                                              905     90,010
    SCOR SE                                               17,263    728,082
    SEB SA                                                 2,743    487,991
    Seche Environnement SA                                   310     12,110
#*  Sequana SA                                            10,272     11,410
    SES SA                                                42,975  1,010,951
#*  SES-imagotag SA                                          567     19,369
*   SFR Group SA                                           2,647     98,528
    Societe BIC SA                                         1,541    180,753
    Societe Generale SA                                   30,103  1,765,081
    Sodexo SA                                              3,237    382,386
*   SOITEC                                                 1,660    105,384
*   Solocal Group                                         77,717     78,225
    Somfy SA                                                 670     63,490
    Sopra Steria Group                                     2,530    437,439
    SPIE SA                                                8,031    225,731
*   Stallergenes Greer P.L.C.                                337     14,323
*   Ste Industrielle d'Aviation Latecoere SA              14,514     74,704
    Stef SA                                                  679     75,469
    STMicroelectronics NV(5962332)                        59,909  1,014,989
    STMicroelectronics NV(2430025)                         3,197     53,869
    Suez                                                  20,136    364,084
    Sword Group                                              425     17,455
    Synergie SA                                            1,688     79,983
    Tarkett SA                                             6,805    281,739
    Technicolor SA                                        32,478    118,071
    Teleperformance                                        6,595    918,899
    Television Francaise 1                                14,992    219,358
    Tessi SA                                                 127     23,271
    TFF Group                                                 95     17,122
    Thermador Groupe                                         245     26,975
    Total Gabon                                               46      7,258
    Total SA                                              78,200  3,976,757
    Total SA Sponsored ADR                                 1,812     91,827
    Trigano SA                                             1,173    154,252
*   Ubisoft Entertainment SA                              13,221    836,565
    Union Financiere de France BQE SA                        410     14,014
    Valeo SA                                              10,938    757,331
#*  Vallourec SA                                          56,556    334,563
*   Valneva SE                                             6,822     23,746
    Veolia Environnement SA                                8,919    201,005
    Veolia Environnement SA ADR                            1,130     25,391
#   Vetoquinol SA                                            188     11,684
    Vicat SA                                               2,192    160,136
    Vilmorin & Cie SA                                      1,017     89,649
    Vinci SA                                              12,520  1,121,120
*   Virbac SA                                                446     79,604
    Vivendi SA                                            35,756    826,459
*   Worldline SA                                           2,855    116,031

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FRANCE -- (Continued)
    Zodiac Aerospace                                       10,392 $   297,187
                                                                  -----------
TOTAL FRANCE                                                       61,673,534
                                                                  -----------
GERMANY -- (6.4%)
    Aareal Bank AG                                         10,279     428,722
*   Adler Modemaerkte AG                                    1,392       9,651
#*  ADLER Real Estate AG                                    2,710      42,475
    ADO Properties SA                                       2,893     130,592
#*  ADVA Optical Networking SE                              5,336      40,639
#*  AIXTRON SE                                              9,653      85,900
    All for One Steeb AG                                      168      12,904
    Allianz SE                                             13,552   2,888,717
    Amadeus Fire AG                                           412      38,055
    Aurubis AG                                              4,651     414,046
    Axel Springer SE                                        5,693     361,499
    BASF SE                                                46,161   4,394,524
    Basler AG                                                 152      28,712
    Bauer AG                                                1,428      39,599
    BayWa AG                                                1,736      64,241
    Bechtle AG                                              3,008     216,519
    Beiersdorf AG                                           1,105     121,261
#   Bertrandt AG                                              762      72,569
    Bijou Brigitte AG                                         354      24,510
#   Bilfinger SE                                            4,877     199,278
#*  Biotest AG                                              1,074      34,964
    Borussia Dortmund GmbH & Co. KGaA                      11,969      84,645
    Brenntag AG                                            14,061     796,797
#   CANCOM SE                                               1,491      98,055
    Carl Zeiss Meditec AG                                   2,104     112,655
    CENIT AG                                                  720      20,019
    CENTROTEC Sustainable AG                                1,427      31,582
    Cewe Stiftung & Co. KGAA                                1,185     104,860
    Comdirect Bank AG                                       3,571      45,039
*   Commerzbank AG                                         66,211     866,062
    CompuGroup Medical SE                                   2,652     157,988
    Continental AG                                          5,804   1,307,453
    CropEnergies AG                                         3,497      37,606
    CTS Eventim AG & Co. KGaA                               5,881     272,587
#   Delticom AG                                               534       9,783
    Deutsche Bank AG(5750355)                              26,196     466,489
    Deutsche Bank AG(D18190898)                            39,748     709,104
    Deutsche Beteiligungs AG                                1,386      65,296
    Deutsche Boerse AG                                      4,264     445,235
#   Deutsche EuroShop AG                                    3,701     154,127
    Deutsche Pfandbriefbank AG                              7,294      96,106
    Deutsche Telekom AG                                   206,169   3,766,446
    Deutsche Wohnen AG                                     12,009     475,894
*   Dialog Semiconductor P.L.C.                            10,005     435,989
    DIC Asset AG                                            5,386      58,084
#   Diebold Nixdorf AG                                        294      25,025
    DMG Mori AG                                             4,388     259,141
    Dr Hoenle AG                                              513      21,659
    Draegerwerk AG & Co. KGaA                                 346      28,151

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    Drillisch AG                                            3,488 $  233,327
    Duerr AG                                                3,309    403,158
    E.ON SE                                               123,956  1,226,265
    Eckert & Ziegler AG                                       533     22,565
    EDAG Engineering Group AG                                 762     12,096
    Elmos Semiconductor AG                                  1,399     34,105
#   ElringKlinger AG                                        4,461     77,818
*   Euromicron AG                                             463      4,690
    Evonik Industries AG                                    8,738    297,595
*   Evotec AG                                               4,707     67,827
#   Fielmann AG                                             1,780    142,959
    Fraport AG Frankfurt Airport Services Worldwide         3,984    398,954
    Freenet AG                                             13,789    465,446
    Fresenius Medical Care AG & Co. KGaA                   10,980  1,035,419
    Fuchs Petrolub SE                                       1,860     97,841
#   GEA Group AG                                           13,522    549,550
    Gerresheimer AG                                         6,569    542,127
#   Gerry Weber International AG                            5,238     66,832
    Gesco AG                                                  900     28,530
    GFT Technologies SE                                     1,156     21,489
    Grammer AG                                              2,325    132,098
#   GRENKE AG                                                 222     19,177
*   H&R GmbH & Co. KGaA                                     3,109     42,306
    Hamburger Hafen und Logistik AG                         4,451    124,484
    Hannover Rueck SE                                       2,635    332,586
*   Hapag-Lloyd AG                                          3,106    122,812
    HeidelbergCement AG                                     7,574    749,992
#*  Heidelberger Druckmaschinen AG                         35,516    120,933
    Hella KGaA Hueck & Co.                                  6,269    331,489
    Henkel AG & Co. KGaA                                      823    103,541
*   Highlight Communications AG                             1,578      9,421
    Hochtief AG                                             1,791    319,682
*   HolidayCheck Group AG                                   8,666     30,807
    Hornbach Baumarkt AG                                    1,310     48,697
    Hugo Boss AG                                            6,594    497,374
    Indus Holding AG                                        2,330    174,390
    Infineon Technologies AG                               28,049    609,120
    Isra Vision AG                                            295     54,022
    Jenoptik AG                                             5,116    140,956
#   K+S AG                                                 30,184    784,879
    KION Group AG                                           9,395    815,235
    Kloeckner & Co. SE                                     15,471    171,052
    Koenig & Bauer AG                                       2,466    193,182
*   Kontron AG                                              8,773     36,129
    Krones AG                                               1,591    197,950
    KWS Saat SE                                               192     77,995
    Lanxess AG                                             16,718  1,289,190
    LEG Immobilien AG                                       5,920    569,240
    Leifheit AG                                               700     27,722
    Leoni AG                                                3,806    225,119
    Linde AG                                                4,135    788,795
#*  LPKF Laser & Electronics AG                             1,349     14,690
#*  Manz AG                                                   224      8,888

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    Metro AG                                              17,385 $  195,362
*   Metro Wholesale & Food Specialist AG                  17,385    351,204
    MLP AG                                                 6,531     47,840
    MTU Aero Engines AG                                    3,564    522,318
    Muenchener Rueckversicherungs-Gesellschaft AG          4,468    959,724
    Nemetschek SE                                          2,095    162,572
    Nexus AG                                                 544     16,738
#*  Nordex SE                                              4,366     59,614
    Norma Group SE                                         7,853    476,233
    OHB SE                                                   906     32,468
    OSRAM Licht AG                                         8,554    712,842
    paragon AG                                               295     21,426
*   Patrizia Immobilien AG                                 9,073    163,893
    Pfeiffer Vacuum Technology AG                          1,197    202,989
    PNE Wind AG                                           14,113     44,209
    Progress-Werk Oberkirch AG                               549     27,945
#   ProSiebenSat.1 Media SE                               14,703    587,444
    Puma SE                                                  253    101,426
    QIAGEN NV(BYXS699)                                    15,733    521,869
    QIAGEN NV(N72482123)                                     507     16,634
#   QSC AG                                                19,099     41,983
    R Stahl AG                                               573     21,703
    Rational AG                                              420    263,734
#   RIB Software SE                                        3,603     64,367
    RTL Group SA                                           1,234     96,000
*   RWE AG                                                56,558  1,191,709
#   S&T AG                                                 2,382     41,639
    SAF-Holland SA                                         6,565    115,999
    Salzgitter AG                                          6,312    283,186
    SAP SE                                                 6,645    703,607
#   SAP SE Sponsored ADR                                     555     58,747
*   Schaltbau Holding AG                                     660     28,927
#*  SGL Carbon SE                                          4,257     53,695
    SHW AG                                                   730     30,745
    Siemens AG                                            17,789  2,413,996
*   Siltronic AG                                           1,799    195,627
    Sixt Leasing SE                                        1,263     29,920
#   SMA Solar Technology AG                                1,104     40,038
    Softing AG                                               978     13,485
    Software AG                                            4,553    199,071
    Stabilus SA                                            2,243    186,513
    Stroeer SE & Co. KGaA                                  3,406    219,587
    Suedzucker AG                                          9,880    210,873
#*  Suess MicroTec AG                                      1,897     27,420
    Surteco SE                                             1,181     34,846
#   Symrise AG                                             6,850    479,608
    TAG Immobilien AG                                     13,460    220,864
    Takkt AG                                               5,238    128,618
*   Talanx AG                                              5,690    234,639
*   Tele Columbus AG                                       2,422     27,798
#   Telefonica Deutschland Holding AG                     38,506    198,913
    ThyssenKrupp AG                                       12,489    370,941
    TLG Immobilien AG                                      7,374    159,932

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
*   Tom Tailor Holding SE                                     2,430 $    20,381
    Uniper SE                                                30,245     623,318
    United Internet AG                                        8,726     531,239
    VERBIO Vereinigte BioEnergie AG                           4,576      52,049
    Vonovia SE                                                9,478     384,095
*   Vossloh AG                                                1,477      98,236
#   VTG AG                                                    1,400      70,187
    Wacker Chemie AG                                          2,704     335,578
    Wacker Neuson SE                                          4,567     122,604
    Washtec AG                                                1,577     126,542
    Wirecard AG                                               2,826     216,270
    XING AG                                                     346     101,681
*   Zalando SE                                                  948      42,430
                                                                    -----------
TOTAL GERMANY                                                        51,831,890
                                                                    -----------
HONG KONG -- (2.9%)
#*  13 Holdings, Ltd. (The)                                 100,000      13,068
#   Aeon Credit Service Asia Co., Ltd.                       22,000      16,776
    Agritrade Resources, Ltd.                                75,000      18,438
    AIA Group, Ltd.                                         232,600   1,829,516
    Alco Holdings, Ltd.                                      14,000       3,617
    Allied Properties HK, Ltd.                              240,000      52,485
    Alltronics Holdings, Ltd.                                43,200      16,318
*   Applied Development Holdings, Ltd.                      170,000      11,530
    APT Satellite Holdings, Ltd.                             63,250      31,201
    Asia Financial Holdings, Ltd.                            40,000      21,906
    Asia Satellite Telecommunications Holdings, Ltd.          3,000       3,069
    Asia Standard International Group, Ltd.                 156,000      45,283
    Asian Growth Properties, Ltd.                            22,824       8,274
    ASM Pacific Technology, Ltd.                             20,500     264,937
#   Bank of East Asia, Ltd. (The)                            62,777     268,539
    BOC Hong Kong Holdings, Ltd.                            168,000     825,968
    Bonjour Holdings, Ltd.                                  234,000      11,229
#   Bright Smart Securities & Commodities Group, Ltd.       132,000      38,963
*   Brightoil Petroleum Holdings, Ltd.                      543,000     141,097
*   Burwill Holdings, Ltd.                                1,332,000      35,600
    Cafe de Coral Holdings, Ltd.                             40,000     128,749
    Cathay Pacific Airways, Ltd.                            207,000     324,320
    Century City International Holdings, Ltd.               192,000      18,160
    CGN Mining Co., Ltd.                                    245,000      19,734
    Cheung Kong Property Holdings, Ltd.                      45,308     366,398
    Chevalier International Holdings, Ltd.                    4,000       6,681
*   China Best Group Holding, Ltd.                          580,000       8,014
*   China Energy Development Holdings, Ltd.                 412,000       4,851
    China Flavors & Fragrances Co., Ltd.                     76,000      22,855
#*  China LNG Group, Ltd.                                   640,000      10,241
    China Metal International Holdings, Inc.                 96,000      36,245
    China Motor Bus Co., Ltd.                                 1,400      18,363
*   China Soft Power Technology Holdings, Ltd.               32,290         491
*   China Strategic Holdings, Ltd.                          645,000       8,665
#   Chinese Estates Holdings, Ltd.                           46,000      77,345
    Chong Hing Bank, Ltd.                                     2,000       4,079
    Chow Sang Sang Holdings International, Ltd.              37,000      86,400

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Chow Tai Fook Jewellery Group, Ltd.                      58,400 $   60,677
    Chuang's China Investments, Ltd.                        190,000     16,772
    Chuang's Consortium International, Ltd.                 140,000     32,594
    CITIC Telecom International Holdings, Ltd.              277,000     84,331
    CK Hutchison Holdings, Ltd.                             103,808  1,366,021
    CK Infrastructure Holdings, Ltd.                         27,000    251,658
    CK Life Sciences Intl Holdings, Inc.                    244,000     19,963
    CLP Holdings, Ltd.                                       23,000    245,068
#   CMBC Capital Holdings, Ltd.                             500,000     24,005
*   CMMB Vision Holdings, Ltd.                              312,000     15,566
    CNQC International Holdings, Ltd.                        82,500     26,193
    CNT Group, Ltd.                                         128,000      8,019
#*  Common Splendor International Health Industry Group,
      Ltd.                                                  146,000     11,025
    Convenience Retail Asia, Ltd.                            54,000     26,872
#*  Convoy Global Holdings, Ltd.                            576,000     13,044
#   Cowell e Holdings, Inc.                                  78,000     31,901
*   Crocodile Garments                                      111,000     14,207
#   Cross-Harbour Holdings, Ltd. (The)                       21,000     31,884
    CSI Properties, Ltd.                                    830,000     44,083
    CW Group Holdings, Ltd.                                  37,500      6,287
    Dah Sing Banking Group, Ltd.                             60,528    129,627
    Dah Sing Financial Holdings, Ltd.                        27,720    196,144
    Eagle Nice International Holdings, Ltd.                  44,000     18,182
    Emperor Capital Group, Ltd.                             366,000     32,744
*   Emperor Watch & Jewellery, Ltd.                         520,000     22,638
#*  Enerchina Holdings, Ltd.                                984,000     23,371
*   ENM Holdings, Ltd.                                      176,000     11,718
*   Esprit Holdings, Ltd.                                   174,900     86,178
#   Fairwood Holdings, Ltd.                                   5,500     22,743
    Far East Consortium International, Ltd.                 212,634    117,233
*   Far East Holdings International, Ltd.                   147,000     12,959
#   FIH Mobile, Ltd.                                        487,000    162,719
    First Pacific Co., Ltd.                                 234,000    175,125
#*  First Shanghai Investments, Ltd.                        128,000     17,330
#   Fountain SET Holdings, Ltd.                             164,000     21,611
*   Freeman FinTech Corp., Ltd.                             360,000     23,027
#   Future Bright Holdings, Ltd.                             48,000      4,299
*   G-Resources Group, Ltd.                               4,218,600     55,078
#*  GCL New Energy Holdings, Ltd.                           480,000     22,102
    Get Nice Financial Group, Ltd.                           13,500      2,210
    Get Nice Holdings, Ltd.                                 540,000     18,992
    Giordano International, Ltd.                            258,000    143,570
*   Global Brands Group Holding, Ltd.                       906,000     85,735
#*  Good Resources Holdings, Ltd.                           410,000     21,743
#   Great Eagle Holdings, Ltd.                               46,000    252,260
#   Guotai Junan International Holdings, Ltd.               380,000    116,987
    Haitong International Securities Group, Ltd.            207,149    119,384
    Hang Lung Group, Ltd.                                    93,000    353,259
    Hang Lung Properties, Ltd.                              109,000    271,092
    Hang Seng Bank, Ltd.                                     17,500    380,460
    Hanison Construction Holdings, Ltd.                      26,565      5,197
*   Hao Tian Development Group, Ltd.                        244,999      8,142
    Henderson Land Development Co., Ltd.                     64,570    373,198

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
    HK Electric Investments & HK Electric Investments,
      Ltd.                                                   34,000 $ 32,375
#   HKBN, Ltd.                                               96,500   95,386
*   HKR International, Ltd.                                 135,200   75,075
    HKT Trust & HKT, Ltd.                                   356,000  466,347
    Hong Kong & China Gas Co., Ltd.                         110,397  208,657
    Hong Kong Aircraft Engineering Co., Ltd.                  5,200   36,266
#   Hong Kong Exchanges & Clearing, Ltd.                     18,546  528,342
    Hong Kong Ferry Holdings Co., Ltd.                       10,000   11,672
*   Hong Kong Television Network, Ltd.                      112,000   38,404
#   Hongkong & Shanghai Hotels, Ltd. (The)                   66,500  118,209
    Hongkong Chinese, Ltd.                                  136,000   24,897
    Hopewell Holdings, Ltd.                                  65,000  248,610
#*  Hsin Chong Group Holdings, Ltd.                         202,000    6,789
    Hung Hing Printing Group, Ltd.                           86,000   18,265
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   266,000  102,070
    Hysan Development Co., Ltd.                              31,000  149,908
    IGG, Inc.                                                41,000   68,973
#*  Imagi International Holdings, Ltd.                       31,500    2,454
    International Housewares Retail Co., Ltd.                59,000   11,098
*   iOne Holdings, Ltd.                                     600,000   14,652
    IT, Ltd.                                                 56,000   27,936
    ITC Properties Group, Ltd.                               67,200   26,220
    Johnson Electric Holdings, Ltd.                          63,875  226,973
    Karrie International Holdings, Ltd.                     110,000   17,441
    Kerry Logistics Network, Ltd.                            92,500  133,014
    Kerry Properties, Ltd.                                   71,000  248,803
#   Kingston Financial Group, Ltd.                          414,000  144,058
    Kowloon Development Co., Ltd.                            72,000   79,313
    Kwoon Chung Bus Holdings, Ltd.                           22,000   13,090
    L'Occitane International SA                              53,250  123,100
    Lai Sun Development Co., Ltd.                         2,876,000  106,630
*   Landing International Development, Ltd.               5,340,000   61,439
#   Li & Fung, Ltd.                                         984,000  359,953
    Lifestyle International Holdings, Ltd.                   80,500  109,560
    Lippo China Resources, Ltd.                             210,000    7,523
    Liu Chong Hing Investment, Ltd.                          38,000   62,825
    Luk Fook Holdings International, Ltd.                    46,000  168,892
    Lung Kee Bermuda Holdings                                24,000   11,149
    Magnificent Hotel Investment, Ltd.                      102,000    2,962
    Man Wah Holdings, Ltd.                                  140,800  121,539
*   Mason Group Holdings, Ltd.                              919,598   12,226
#   Master Glory Group, Ltd.                              1,590,000   21,734
#*  Midland Holdings, Ltd.                                   64,000   17,021
*   Midland IC&I, Ltd.                                       32,000    1,616
    Ming Fai International Holdings, Ltd.                    64,000   10,072
    Miramar Hotel & Investment                               18,000   41,236
    Modern Dental Group, Ltd.                                33,000   12,660
*   Mongolian Mining Corp.                                  552,000   19,459
    MTR Corp., Ltd.                                          41,561  239,997
*   NetMind Financial Holdings, Ltd.                      4,280,000   20,253
*   New Times Energy Corp., Ltd.                            280,000    8,849
    New World Development Co., Ltd.                         392,744  530,380
*   Newocean Energy Holdings, Ltd.                          156,000   46,110

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
*   Nine Express, Ltd.                                      288,000 $ 10,494
    NWS Holdings, Ltd.                                       77,354  147,984
*   O Luxe Holdings, Ltd.                                   132,000   24,485
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                  320,000   40,528
*   Orient Overseas International, Ltd.                      31,500  293,151
*   Pacific Basin Shipping, Ltd.                            605,000  132,192
    Pacific Textiles Holdings, Ltd.                          89,000  100,651
    Paliburg Holdings, Ltd.                                  58,000   24,784
    PCCW, Ltd.                                              505,000  284,001
    Pico Far East Holdings, Ltd.                            136,000   56,057
    Playmates Holdings, Ltd.                                140,000   19,888
    Playmates Toys, Ltd.                                     96,000   16,336
    Polytec Asset Holdings, Ltd.                            160,000   13,823
    Power Assets Holdings, Ltd.                              31,500  312,000
    Prada SpA                                                19,700   70,325
    PT International Development Co., Ltd.                  190,000   12,892
    Public Financial Holdings, Ltd.                          40,000   18,581
    Regal Hotels International Holdings, Ltd.                60,000   46,993
#   Regina Miracle International Holdings, Ltd.              53,000   46,676
#*  Rentian Technology Holdings, Ltd.                       210,000   10,212
    SA SA International Holdings, Ltd.                       71,866   26,397
    Samsonite International SA                               75,300  315,337
    SAS Dragon Holdings, Ltd.                                64,000   18,925
    SEA Holdings, Ltd.                                       18,000   21,196
*   SEEC Media Group, Ltd.                                1,360,000    6,263
    Shangri-La Asia, Ltd.                                   162,000  263,085
    Shenwan Hongyuan HK, Ltd.                                67,500   25,438
    Shun Ho Property Investments, Ltd.                        1,683      663
*   Shun Tak Holdings, Ltd.                                 268,000  115,577
*   Singamas Container Holdings, Ltd.                       202,000   28,937
    Sino Land Co., Ltd.                                     173,008  285,337
    SITC International Holdings Co., Ltd.                   232,000  193,018
    Sitoy Group Holdings, Ltd.                               46,000   10,064
    SmarTone Telecommunications Holdings, Ltd.               66,500   87,333
*   SOCAM Development, Ltd.                                  24,000    7,276
*   Solartech International Holdings, Ltd.                  400,000   26,105
#   Soundwill Holdings, Ltd.                                 16,500   41,358
    Stella International Holdings, Ltd.                      40,000   68,558
    Sun Hung Kai & Co., Ltd.                                115,000   75,944
    Sun Hung Kai Properties, Ltd.                            41,196  637,395
*   Suncorp Technologies, Ltd.                            2,720,000    9,030
    Swire Pacific, Ltd. Class A                              29,000  288,960
    Swire Pacific, Ltd. Class B                              50,000   88,554
    Swire Properties, Ltd.                                   25,000   86,362
    TAI Cheung Holdings, Ltd.                                27,000   29,439
    Tao Heung Holdings, Ltd.                                 46,000    9,541
    Techtronic Industries Co., Ltd.                          67,500  299,922
    Television Broadcasts, Ltd.                              42,600  155,940
#   Texwinca Holdings, Ltd.                                 126,000   76,440
    TK Group Holdings, Ltd.                                  28,000   11,455
#   Town Health International Medical Group, Ltd.            86,000    6,498
#   Tradelink Electronic Commerce, Ltd.                     100,000   18,939
    Transport International Holdings, Ltd.                   43,200  145,691

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
HONG KONG -- (Continued)
*   Trinity, Ltd.                                          32,000 $     1,843
*   TSC Group Holdings, Ltd.                               51,000       4,504
    Tsui Wah Holdings, Ltd.                                56,000       8,664
#*  United Laboratories International Holdings, Ltd.
      (The)                                                78,000      48,887
#   Value Partners Group, Ltd.                             16,000      14,866
    Vantage International Holdings, Ltd.                  100,000      14,303
    Varitronix International, Ltd.                         38,000      20,290
    Vedan International Holdings, Ltd.                    124,000      14,598
    Victory City International Holdings, Ltd.             166,662       5,650
#   Vitasoy International Holdings, Ltd.                   98,000     209,422
#   VST Holdings, Ltd.                                     70,000      18,580
    VTech Holdings, Ltd.                                   12,000     173,572
    Wai Kee Holdings, Ltd.                                 34,000      15,420
    Wang On Group, Ltd.                                   880,000       7,991
    WH Group, Ltd.                                        681,000     638,534
    Wharf Holdings, Ltd. (The)                             40,000     339,986
    Wheelock & Co., Ltd.                                   47,000     354,168
    Win Hanverky Holdings, Ltd.                           108,000      15,197
*   Winfull Group Holdings, Ltd.                          496,000      12,442
    Wing Tai Properties, Ltd.                              44,000      30,112
    Wonderful Sky Financial Group Holdings, Ltd.           46,000      11,889
    Xinyi Glass Holdings, Ltd.                            238,000     245,925
#   Yeebo International Holdings, Ltd.                     44,000      24,143
    Yue Yuen Industrial Holdings, Ltd.                    100,000     412,866
    Yugang International, Ltd.                            898,000      21,854
                                                                  -----------
TOTAL HONG KONG                                                    23,557,850
                                                                  -----------
IRELAND -- (0.6%)
*   Bank of Ireland Group P.L.C.                           81,525     680,389
    CRH P.L.C.                                              3,476     122,011
    CRH P.L.C. Sponsored ADR                               38,306   1,343,391
    Datalex P.L.C.                                          7,778      34,737
*   FBD Holdings P.L.C.                                     1,219      12,195
    Glanbia P.L.C.                                         18,401     380,924
    IFG Group P.L.C.                                        4,791       9,930
*   Independent News & Media P.L.C.                        56,438       7,467
    Irish Continental Group P.L.C.                         17,203     109,288
    Kerry Group P.L.C. Class A                              4,087     369,925
    Kingspan Group P.L.C.                                  22,655     754,612
    Smurfit Kappa Group P.L.C.                             27,523     818,562
                                                                  -----------
TOTAL IRELAND                                                       4,643,431
                                                                  -----------
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                         1,782      25,043
*   Africa Israel Investments, Ltd.                        13,388       1,023
*   Africa Israel Properties, Ltd.                          1,551      30,885
    Africa Israel Residences, Ltd.                            740      13,941
*   Airport City, Ltd.                                      5,385      71,147
*   Allot Communications, Ltd.                              2,708      13,461
    Alrov Properties and Lodgings, Ltd.                       511      14,687
    Amot Investments, Ltd.                                 13,239      70,271
    Arad, Ltd.                                              1,741      17,789

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
ISRAEL -- (Continued)
    Avgol Industries 1953, Ltd.                            10,837 $ 13,300
    Azrieli Group, Ltd.                                       887   48,469
    Bank Hapoalim BM                                       69,294  479,986
    Bank Leumi Le-Israel BM                               149,233  716,937
    Bayside Land Corp.                                         57   24,540
    Bezeq The Israeli Telecommunication Corp., Ltd.        65,094   96,641
    Big Shopping Centers, Ltd.                                376   26,341
    Blue Square Real Estate, Ltd.                             266   12,165
*   Brack Capital Properties NV                               313   31,200
#*  Cellcom Israel, Ltd.(M2196U109)                         3,337   31,034
*   Cellcom Israel, Ltd.(B23WQK8)                           5,825   54,078
*   Ceragon Networks, Ltd.                                  7,505   17,426
*   Clal Biotechnology Industries, Ltd.                     6,520    6,918
*   Clal Insurance Enterprises Holdings, Ltd.               2,747   44,477
*   Compugen, Ltd.                                          2,798   11,020
    Delek Automotive Systems, Ltd.                          4,902   40,531
    Delek Group, Ltd.                                         496  101,574
    Delta-Galil Industries, Ltd.                            1,714   47,467
    Direct Insurance Financial Investments, Ltd.            2,037   21,841
    El Al Israel Airlines                                  62,551   59,518
    Electra Consumer Products 1970, Ltd.                    1,731   33,945
    Electra, Ltd.                                             214   42,319
    Energix-Renewable Energies, Ltd.                       22,483   18,358
*   Equital, Ltd.                                             689   16,368
*   Evogene, Ltd.                                           2,044    9,997
    First International Bank Of Israel, Ltd.                6,693  122,159
    FMS Enterprises Migun, Ltd.                               330   12,253
    Formula Systems 1985, Ltd.                              1,487   54,546
    Fox Wizel, Ltd.                                         1,377   28,566
    Frutarom Industries, Ltd.                               2,640  187,182
*   Gilat Satellite Networks, Ltd.                          2,199   12,029
*   Hadera Paper, Ltd.                                        228   13,934
    Harel Insurance Investments & Financial Services,
      Ltd.                                                 19,526  116,111
    Hilan, Ltd.                                               713   12,942
    IDI Insurance Co., Ltd.                                   548   31,249
*   Industrial Buildings Corp., Ltd.                        7,968   10,797
    Inrom Construction Industries, Ltd.                     2,924   13,507
    Israel Chemicals, Ltd.                                 32,912  156,835
*   Israel Discount Bank, Ltd. Class A                     87,778  226,282
    Israel Land Development Co., Ltd. (The)                 1,404   13,107
*   Jerusalem Oil Exploration                               1,531   81,235
*   Kamada, Ltd.                                            2,567   11,561
*   Kenon Holdings, Ltd.                                      973   13,542
    Klil Industries, Ltd.                                     104   11,642
    Matrix IT, Ltd.                                         3,922   40,308
    Maytronics, Ltd.                                        4,774   17,060
#*  Mazor Robotics, Ltd. Sponsored ADR                        667   26,667
    Melisron, Ltd.                                          1,228   62,599
    Menora Mivtachim Holdings, Ltd.                         3,797   46,027
    Migdal Insurance & Financial Holding, Ltd.             59,686   61,225
    Mivtach Shamir Holdings, Ltd.                             361    7,487
    Mizrahi Tefahot Bank, Ltd.                             16,115  291,197
*   Naphtha Israel Petroleum Corp., Ltd.                    7,929   54,015

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
    Neto ME Holdings, Ltd.                                    132 $   12,900
    Nice, Ltd.                                                579     43,157
#   NIice, Ltd. Sponsored ADR                               1,166     87,054
*   Nova Measuring Instruments, Ltd.                        2,172     51,125
    Oil Refineries, Ltd.                                  251,960    117,160
*   Partner Communications Co., Ltd.                       21,827    110,603
*   Partner Communications Co., Ltd. ADR                    1,321      6,460
    Paz Oil Co., Ltd.                                         987    164,781
*   Phoenix Holdings, Ltd. (The)                            8,699     37,004
    Plasson Industries, Ltd.                                  286     10,521
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      443     21,095
    Scope Metals Group, Ltd.                                1,136     31,779
    Shapir Engineering and Industry, Ltd.                   5,081     16,971
    Shikun & Binui, Ltd.                                   47,285    108,730
    Shufersal, Ltd.                                        12,525     68,053
    Strauss Group, Ltd.                                     4,175     79,952
    Summit Real Estate Holdings, Ltd.                       4,078     26,757
*   Tower Semiconductor, Ltd.(6320605)                      5,566    148,039
*   Tower Semiconductor, Ltd.(M87915274)                    1,998     52,248
*   Union Bank of Israel                                    2,641     13,583
                                                                  ----------
TOTAL ISRAEL                                                       5,208,733
                                                                  ----------
ITALY -- (2.8%)
    A2A SpA                                               234,510    398,930
    ACEA SpA                                               11,372    170,711
*   Aeffe SpA                                               5,749     12,188
    Amplifon SpA                                            7,765    111,302
    Anima Holding SpA                                      29,387    238,491
*   Ansaldo STS SpA                                         8,379    114,989
*   Arnoldo Mondadori Editore SpA                          26,239     54,658
    Ascopiave SpA                                           8,110     33,233
    Assicurazioni Generali SpA                             66,756  1,210,834
    Astaldi SpA                                             7,476     49,659
    Atlantia SpA                                           20,349    618,990
    Autogrill SpA                                          15,675    186,111
#   Azimut Holding SpA                                     11,630    260,574
#*  Banca Carige SpA                                       40,876     12,270
    Banca Generali SpA                                      5,928    210,288
    Banca IFIS SpA                                          5,129    240,707
    Banca Mediolanum SpA                                   18,738    163,842
#*  Banca Monte dei Paschi di Siena SpA                       616      8,253
    Banca Popolare di Sondrio SCPA                         60,360    263,390
*   Banco BPM SpA                                         159,808    582,054
    Banco di Desio e della Brianza SpA                      2,839      8,368
#   BasicNet SpA                                            5,935     27,747
#   BE                                                     12,564     12,781
    Biesse SpA                                              1,697     64,671
    BPER Banca                                             69,950    384,273
    Brembo SpA                                             16,490    253,575
    Brunello Cucinelli SpA                                  2,580     75,789
    Buzzi Unicem SpA                                        9,385    237,688
#   Cairo Communication SpA                                 2,986     13,909
    Cementir Holding SpA                                    7,248     51,631

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ITALY -- (Continued)
    Cerved Information Solutions SpA                       18,537 $  212,595
    CIR-Compagnie Industriali Riunite SpA                  67,352    100,234
    Credito Emiliano SpA                                   11,252     97,056
#*  Credito Valtellinese SpA                               12,524     60,711
*   d'Amico International Shipping SA                      18,243      5,670
    Danieli & C Officine Meccaniche SpA                     1,892     48,736
    Datalogic SpA                                           1,853     56,894
    De' Longhi SpA                                          5,242    172,398
    DeA Capital SpA                                        19,387     28,796
    DiaSorin SpA                                            2,271    198,072
    Ei Towers SpA                                           2,544    155,632
    El.En. SpA                                              2,288     67,065
    Emak SpA                                                5,292      9,893
#   Enel SpA                                              162,382    926,275
    Eni SpA                                                58,318    923,357
#   Eni SpA Sponsored ADR                                   3,109     98,182
    ERG SpA                                                 9,634    137,665
    Esprinet SpA                                            4,821     37,238
    Falck Renewables SpA                                   33,839     50,807
    Ferrari NV                                              5,231    550,466
*   Fiat Chrysler Automobiles NV(N31738102)                31,155    376,664
*   Fiat Chrysler Automobiles NV(BRJFWP3)                  95,249  1,148,546
*   Fincantieri SpA                                        26,991     31,891
    FinecoBank Banca Fineco SpA                            48,677    426,622
    FNM SpA                                                35,502     22,574
*   GEDI Gruppo Editoriale SpA                             17,972     16,682
#   Geox SpA                                               10,145     40,262
    Gruppo MutuiOnline SpA                                  2,317     37,027
    Hera SpA                                              127,125    411,070
*   IMMSI SpA                                              14,941      8,099
    Industria Macchine Automatiche SpA                      2,082    206,370
    Infrastrutture Wireless Italiane SpA                   13,961     90,154
#*  Intek Group SpA                                        25,413      8,969
    Interpump Group SpA                                     6,724    204,586
    Intesa Sanpaolo SpA                                   259,852    894,522
    Iren SpA                                               48,926    124,504
    Italgas SpA                                            46,594    256,535
    Italmobiliare SpA                                       1,686     47,898
#*  Juventus Football Club SpA                             81,554     57,348
    La Doria SpA                                            1,769     21,473
    Luxottica Group SpA                                     4,181    241,366
#   Maire Tecnimont SpA                                    12,278     68,882
    MARR SpA                                                2,612     66,973
#*  Mediaset SpA                                          130,980    512,009
    Mediobanca SpA                                         52,905    551,990
    Moncler SpA                                            20,129    540,551
    OVS SpA                                                 8,982     67,944
    Parmalat SpA                                           24,905     90,252
#   Piaggio & C SpA                                        32,168     89,302
    Prima Industrie SpA                                       595     18,543
    Prysmian SpA                                           17,739    567,398
    RAI Way SpA                                             9,425     51,867
    Recordati SpA                                           7,525    321,209

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
ITALY -- (Continued)
#   Reno de Medici SpA                                     51,419 $    26,028
    Reply SpA                                                 437      92,391
#*  Retelit SpA                                            14,038      21,551
    Sabaf SpA                                               1,265      22,829
    SAES Getters SpA                                          993      20,854
*   Safilo Group SpA                                        3,432      26,314
*   Saipem SpA                                             77,888     319,587
#   Salini Impregilo SpA                                   35,532     124,813
#   Salvatore Ferragamo SpA                                 5,986     173,512
    Saras SpA                                             117,193     269,649
    SAVE SpA                                                  709      17,558
    Sesa SpA                                                1,124      32,800
    Snam SpA                                               76,616     362,491
    Societa Cattolica di Assicurazioni SCRL                23,217     200,766
    Societa Iniziative Autostradali e Servizi SpA          10,349     142,401
#*  Sogefi SpA                                              7,836      39,746
    SOL SpA                                                 4,287      52,031
    Tamburi Investment Partners SpA                         2,892      19,410
#   Tenaris SA                                              8,560     135,441
    Terna Rete Elettrica Nazionale SpA                     76,180     435,198
#*  Tiscali SpA                                           259,219      12,413
#   Tod's SpA                                               1,485     103,167
#*  Trevi Finanziaria Industriale SpA                       7,195       6,126
*   UniCredit SpA                                          50,436     991,270
    Unione di Banche Italiane SpA                         170,244     822,461
    Unipol Gruppo Finanziario SpA                          67,390     315,499
#*  Yoox Net-A-Porter Group SpA                             3,481     115,299
    Zignago Vetro SpA                                       1,654      14,717
                                                                  -----------
TOTAL ITALY                                                        22,546,052
                                                                  -----------
JAPAN -- (22.0%)
    77 Bank, Ltd. (The)                                    57,000     293,870
    A&D Co., Ltd.                                           4,500      18,698
    ABC-Mart, Inc.                                          1,400      79,829
    Abist Co., Ltd.                                           400      16,080
    Achilles Corp.                                          2,100      36,994
#*  Acom Co., Ltd.                                          3,200      13,628
    Adastria Co., Ltd.                                      4,080     101,922
    ADEKA Corp.                                            12,800     196,495
#   Adtec Plasma Technology Co., Ltd.                       1,000      17,524
    Advan Co., Ltd.                                         2,000      18,085
#   Advantest Corp.                                        10,500     192,155
    Aeon Co., Ltd.                                         51,566     776,989
    Aeon Delight Co., Ltd.                                  3,300     110,240
    Aeon Fantasy Co., Ltd.                                  1,100      33,878
    AEON Financial Service Co., Ltd.                        9,100     198,063
    Aeon Mall Co., Ltd.                                     6,100     116,181
    Agro-Kanesho Co., Ltd.                                    300       4,100
    Ahresty Corp.                                           2,700      27,489
    Ai Holdings Corp.                                       3,100      85,411
    Aica Kogyo Co., Ltd.                                    4,300     137,989
    Aichi Bank, Ltd. (The)                                  1,300      72,320
    Aichi Corp.                                             5,100      36,146

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Aichi Steel Corp.                                      1,700 $ 71,147
    Aichi Tokei Denki Co., Ltd.                              500   17,167
    Aida Engineering, Ltd.                                 8,600   86,984
    Ain Holdings, Inc.                                     1,500  108,108
    Aiphone Co., Ltd.                                        700   12,359
    Air Water, Inc.                                       23,400  453,051
    Airport Facilities Co., Ltd.                           2,000   10,879
    Aisan Industry Co., Ltd.                               5,300   47,337
    Aisan Technology Co., Ltd.                               500   16,331
    Aisin Seiki Co., Ltd.                                 13,618  707,986
    Aizawa Securities Co., Ltd.                            5,100   32,850
    Ajinomoto Co., Inc.                                   10,500  211,184
    Ajis Co., Ltd.                                         1,100   22,279
*   Akebono Brake Industry Co., Ltd.                      12,600   41,676
    Akita Bank, Ltd. (The)                                25,000   72,241
    Albis Co., Ltd.                                          800   33,399
    Alconix Corp.                                          1,800   35,596
    Alfresa Holdings Corp.                                 8,000  147,233
#   Alinco, Inc.                                           2,600   29,067
    Alpen Co., Ltd.                                        3,400   62,142
#   Alpha Corp.                                              700   15,548
    Alpine Electronics, Inc.                               8,100  147,680
    Alps Electric Co., Ltd.                               10,200  277,371
    Alps Logistics Co., Ltd.                               1,800   12,986
    Altech Corp.                                             600   20,011
    Amada Holdings Co., Ltd.                              19,500  222,712
    Amano Corp.                                            9,200  209,375
    Amiyaki Tei Co., Ltd.                                    600   22,909
    Amuse, Inc.                                              600   16,511
    ANA Holdings, Inc.                                    17,000   58,364
    Anest Iwata Corp.                                      2,400   22,358
    Anicom Holdings, Inc.                                  1,200   30,376
    Anritsu Corp.                                          7,900   63,650
    AOI TYO Holdings, Inc.                                 2,466   25,560
    AOKI Holdings, Inc.                                    7,000   90,608
    Aomori Bank, Ltd. (The)                               28,000   97,954
    Aoyama Trading Co., Ltd.                               7,300  254,458
    Aozora Bank, Ltd.                                     61,000  234,426
    Arakawa Chemical Industries, Ltd.                      3,000   52,708
#   Arata Corp.                                            1,400   49,503
    Araya Industrial Co., Ltd.                             8,000   14,358
    Arcland Sakamoto Co., Ltd.                             3,200   43,805
    Arcland Service Holdings Co., Ltd.                       800   13,919
    Arcs Co., Ltd.                                         4,400   95,153
#   Ardepro Co., Ltd.                                     18,900   24,311
    Argo Graphics, Inc.                                      600   14,658
    Ariake Japan Co., Ltd.                                   400   28,677
    Arisawa Manufacturing Co., Ltd.                        3,400   28,946
*   Arrk Corp.                                            12,600   13,705
    Artnature, Inc.                                        3,000   19,337
    ArtSpark Holdings, Inc.                                1,700   21,324
    As One Corp.                                             800   39,963
    Asahi Co., Ltd.                                        1,700   20,444

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Asahi Diamond Industrial Co., Ltd.                     7,500 $ 56,721
    Asahi Glass Co., Ltd.                                 13,400  563,999
    Asahi Holdings, Inc.                                   4,300   80,806
    Asahi Intecc Co., Ltd.                                 3,200  143,697
    Asahi Kasei Corp.                                     79,000  902,175
    Asahi Kogyosha Co., Ltd.                                 600   18,083
    Asahi Yukizai Corp.                                    8,000   19,061
    Asanuma Corp.                                         11,000   33,694
    Asatsu-DK, Inc.                                        4,900  125,602
#   Ashimori Industry Co., Ltd.                           11,000   35,063
    Asia Pile Holdings Corp.                               6,300   42,699
#   Asics Corp.                                            7,400  134,515
    ASKUL Corp.                                            1,600   49,032
#   Asukanet Co., Ltd.                                     1,300   19,122
    Asunaro Aoki Construction Co., Ltd.                    2,200   18,873
#   Ateam, Inc.                                              900   23,062
    Atsugi Co., Ltd.                                      26,000   29,014
    Autobacs Seven Co., Ltd.                               5,800   96,639
    Avex Group Holdings, Inc.                              6,600   86,790
    Awa Bank, Ltd. (The)                                  29,000  190,463
    Axell Corp.                                            1,700   11,497
    Axial Retailing, Inc.                                  2,100   82,349
    Azbil Corp.                                            6,700  264,662
    Bandai Namco Holdings, Inc.                            8,200  285,059
    Bando Chemical Industries, Ltd.                        6,000   61,391
    Bank of Iwate, Ltd. (The)                              2,600  101,204
#   Bank of Kochi, Ltd. (The)                              3,000    3,426
    Bank of Kyoto, Ltd. (The)                             32,000  306,724
#   Bank of Nagoya, Ltd. (The)                             1,899   69,857
    Bank of Okinawa, Ltd. (The)                            3,480  137,399
    Bank of Saga, Ltd. (The)                              23,000   54,401
    Bank of the Ryukyus, Ltd.                              3,900   55,668
    Belc Co., Ltd.                                         1,600   72,678
    Bell System24 Holdings, Inc.                           4,800   53,901
    Belluna Co., Ltd.                                      4,800   55,197
    Benefit One, Inc.                                      1,700   69,036
    Benesse Holdings, Inc.                                 4,700  179,878
    Bic Camera, Inc.                                      15,400  178,737
    BML, Inc.                                              4,100   84,348
    Bookoff Corp.                                          3,100   22,722
    Broadleaf Co., Ltd.                                    5,200   34,939
#   BRONCO BILLY Co., Ltd.                                   700   17,229
    Bunka Shutter Co., Ltd.                                7,500   64,525
    C Uyemura & Co., Ltd.                                    300   17,212
    CAC Holdings Corp.                                     3,200   30,411
    Calbee, Inc.                                           2,600  107,791
    Can Do Co., Ltd.                                         700   10,833
    Canon Electronics, Inc.                                1,700   33,101
    Canon Marketing Japan, Inc.                            5,000  110,443
    Canon, Inc.                                           18,700  650,589
    Capcom Co., Ltd.                                       7,100  175,868
    Carlit Holdings Co., Ltd.                              4,800   27,904
#   Casio Computer Co., Ltd.                              21,800  357,093

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Cawachi, Ltd.                                          2,300 $ 56,767
    Central Automotive Products, Ltd.                      1,900   26,814
    Central Glass Co., Ltd.                               22,000   96,524
    Central Japan Railway Co.                              1,800  289,668
#   Central Security Patrols Co., Ltd.                       700   12,866
    Central Sports Co., Ltd.                               1,400   59,430
    Chiba Bank, Ltd. (The)                                36,000  258,280
    Chiba Kogyo Bank, Ltd. (The)                           7,600   39,193
    Chilled & Frozen Logistics Holdings Co., Ltd.          1,100   13,089
    Chiyoda Co., Ltd.                                      2,200   57,321
    Chiyoda Corp.                                         17,000  102,104
    Chiyoda Integre Co., Ltd.                              2,200   47,249
    Chofu Seisakusho Co., Ltd.                             2,800   68,483
    Chori Co., Ltd.                                        1,600   29,651
    Chubu Electric Power Co., Inc.                        10,700  140,598
    Chubu Shiryo Co., Ltd.                                 4,100   59,136
    Chudenko Corp.                                         4,200  112,380
    Chuetsu Pulp & Paper Co., Ltd.                        18,000   37,532
    Chugai Pharmaceutical Co., Ltd.                        1,300   52,135
    Chugai Ro Co., Ltd.                                   14,000   27,799
    Chugoku Bank, Ltd. (The)                              18,000  260,913
#   Chugoku Electric Power Co., Inc. (The)                 6,600   72,355
    Chugoku Marine Paints, Ltd.                           10,000   77,700
    Chukyo Bank, Ltd. (The)                                1,300   27,365
    Chuo Spring Co., Ltd.                                  4,000   13,227
    CI Takiron Corp.                                       6,000   32,680
    Ci:z Holdings Co., Ltd.                                2,800  100,691
    Citizen Watch Co., Ltd.                               41,800  310,790
    CKD Corp.                                              4,900   82,097
    Cleanup Corp.                                          2,800   22,544
    CMIC Holdings Co., Ltd.                                1,800   25,001
    CMK Corp.                                              8,000   71,519
    Coca-Cola Bottlers Japan, Inc.                         9,956  300,276
    Coco's Japan Co., Ltd.                                   800   15,602
    Cocokara fine, Inc.                                    1,900   99,288
#   COLOPL, Inc.                                          10,700  119,999
    Computer Engineering & Consulting, Ltd.                1,300   25,215
    COMSYS Holdings Corp.                                 11,100  227,400
    Comture Corp.                                            300   13,742
    Concordia Financial Group, Ltd.                       81,732  412,150
    CONEXIO Corp.                                          4,000   65,880
    COOKPAD, Inc.                                          3,700   31,687
    Corona Corp.                                           2,100   22,029
    Cosmo Energy Holdings Co., Ltd.                       12,600  218,325
    Cosmos Pharmaceutical Corp.                              300   63,868
#   CRE, Inc.                                              1,200   16,724
    Create Medic Co., Ltd.                                 1,400   12,535
#   Create Restaurants Holdings, Inc.                      4,300   43,945
    Create SD Holdings Co., Ltd.                           3,000   75,908
    Credit Saison Co., Ltd.                               14,300  275,439
    Creek & River Co., Ltd.                                1,300   16,058
    Cresco, Ltd.                                             400   13,097
#   CROOZ, Inc.                                              600   15,618

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    CTI Engineering Co., Ltd.                              1,300 $ 12,993
    CTS Co., Ltd.                                          4,000   26,259
    Cube System, Inc.                                      2,300   17,127
    CyberAgent, Inc.                                       6,400  197,665
#*  CYBERDYNE, Inc.                                        1,700   23,132
    Cybozu, Inc.                                           3,300   15,093
    D.A. Consortium Holdings, Inc.                         5,400   70,428
    Dai Nippon Printing Co., Ltd.                         30,000  330,904
    Dai Nippon Toryo Co., Ltd.                            21,000   58,431
    Dai-Dan Co., Ltd.                                      4,000   54,754
    Dai-ichi Life Holdings, Inc.                          38,200  659,866
    Dai-ichi Seiko Co., Ltd.                               1,300   29,016
    Daibiru Corp.                                          8,000   90,150
    Daicel Corp.                                          26,600  345,750
    Daido Kogyo Co., Ltd.                                  5,000   15,269
    Daido Metal Co., Ltd.                                  4,700   42,127
    Daido Steel Co., Ltd.                                 44,000  267,770
#   Daidoh, Ltd.                                           4,900   19,645
    Daifuku Co., Ltd.                                      9,200  317,731
    Daihatsu Diesel Manufacturing Co., Ltd.                2,000   12,952
    Daihen Corp.                                           8,000   71,319
    Daiho Corp.                                           15,000   72,490
    Daiichi Jitsugyo Co., Ltd.                             9,000   52,222
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                 2,500   30,165
    Daiichikosho Co., Ltd.                                 4,400  211,915
    Daiken Corp.                                           1,900   46,550
#   Daiken Medical Co., Ltd.                               2,300   16,451
    Daiki Aluminium Industry Co., Ltd.                     4,000   24,575
    Daikokutenbussan Co., Ltd.                             1,000   49,589
    Daikyo, Inc.                                          31,000   64,933
    Daikyonishikawa Corp.                                  7,800  116,499
    Dainichi Co., Ltd.                                     2,000   14,899
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                 9,000   75,229
#   Daio Paper Corp.                                      12,300  159,717
    Daisan Bank, Ltd. (The)                                1,600   24,880
    Daiseki Co., Ltd.                                      2,900   68,875
    Daishi Bank, Ltd. (The)                               40,000  183,315
    Daishinku Corp.                                          600   10,115
    Daisue Construction Co., Ltd.                          1,600   15,084
    Daito Pharmaceutical Co., Ltd.                         2,100   56,032
    Daito Trust Construction Co., Ltd.                     2,200  371,851
    Daitron Co., Ltd.                                      1,200   17,050
    Daiwa House Industry Co., Ltd.                        12,000  418,577
    Daiwa Industries, Ltd.                                 4,000   45,619
    Daiwa Securities Group, Inc.                          87,000  501,060
    Daiwabo Holdings Co., Ltd.                            33,000  129,868
    DCM Holdings Co., Ltd.                                17,500  152,396
    Dena Co., Ltd.                                         9,800  215,297
    Denka Co., Ltd.                                       67,000  372,093
    Denki Kogyo Co., Ltd.                                 10,000   51,364
    Denso Corp.                                           12,300  590,712
    Dentsu, Inc.                                           5,100  238,464
    Denyo Co., Ltd.                                        2,100   36,924

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Descente, Ltd.                                         5,200 $ 75,554
    Dexerials Corp.                                        4,800   58,009
    DIC Corp.                                             14,600  550,689
    Digital Arts, Inc.                                       800   27,286
    Dip Corp.                                              3,200   67,506
    Disco Corp.                                            1,300  230,404
    DKS Co., Ltd.                                          6,000   28,986
    DMG Mori Co., Ltd.                                    20,700  343,384
    Don Quijote Holdings Co., Ltd.                         3,500  127,116
    Doshisha Co., Ltd.                                     2,200   44,320
    Doutor Nichires Holdings Co., Ltd.                     2,600   57,462
    Dowa Holdings Co., Ltd.                               41,000  331,007
*   Drecom Co., Ltd.                                       1,200   15,884
    DTS Corp.                                              3,500  106,845
#   Dunlop Sports Co., Ltd.                                2,200   22,442
    Duskin Co., Ltd.                                       4,500  122,161
#   DyDo Group Holdings, Inc.                              1,300   64,475
#   E-Guardian, Inc.                                       1,200   25,093
    Eagle Industry Co., Ltd.                               4,000   69,617
    Earth Chemical Co., Ltd.                               1,200   66,572
    Ebara Corp.                                           10,800  315,943
    Ebara Jitsugyo Co., Ltd.                               1,200   17,025
    Eco's Co., Ltd.                                        2,100   21,238
#   EDION Corp.                                           11,900  109,641
    EF-ON, Inc.                                            1,500   13,549
#   eGuarantee, Inc.                                         900   21,170
    Ehime Bank, Ltd. (The)                                 5,400   68,238
    Eidai Co., Ltd.                                        3,000   14,169
    Eighteenth Bank, Ltd. (The)                           19,000   50,571
    Eiken Chemical Co., Ltd.                               1,500   49,664
    Eizo Corp.                                             3,100  124,290
    Elecom Co., Ltd.                                       1,500   32,369
    Electric Power Development Co., Ltd.                   3,400   86,148
    Elematec Corp.                                         1,400   25,397
    en-japan, Inc.                                         2,600   74,550
    Endo Lighting Corp.                                    1,300   14,707
#*  Eneres Co., Ltd.                                       2,700   12,384
*   Enigmo, Inc.                                           1,100   16,491
    Enplas Corp.                                           1,400   57,615
    EPS Holdings, Inc.                                     6,100  100,042
#   eRex Co., Ltd.                                         2,900   25,536
#   ES-Con Japan, Ltd.                                     8,200   39,407
    ESCRIT, Inc.                                           2,500   17,042
#   Escrow Agent Japan Co., Ltd.                           1,100   32,256
    ESPEC Corp.                                            2,400   40,999
    Excel Co., Ltd.                                        1,300   16,928
    Exedy Corp.                                            4,100  128,318
    Ezaki Glico Co., Ltd.                                  2,700  141,968
#   F-Tech, Inc.                                           1,300   17,987
    F@N Communications, Inc.                               4,000   36,626
    Falco Holdings Co., Ltd.                               1,000   13,995
    FamilyMart UNY Holdings Co., Ltd.                      6,200  347,240
    Fancl Corp.                                            1,300   27,979

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    FANUC Corp.                                                    800 $163,564
    Fast Retailing Co., Ltd.                                       800  240,039
    FCC Co., Ltd.                                                5,700  124,646
    Feed One Co., Ltd.                                          17,600   38,634
    Ferrotec Holdings Corp.                                      5,400   80,130
*   FFRI, Inc.                                                     300   13,503
    FIDEA Holdings Co., Ltd.                                    26,200   42,956
    Financial Products Group Co., Ltd.                           7,800   88,291
#   FINDEX, Inc.                                                 1,800   15,339
    First Juken Co., Ltd.                                        1,100   15,795
#   Fixstars Corp.                                                 500   16,484
    FJ Next Co., Ltd.                                            2,400   19,325
*   Flight Holdings, Inc.                                        2,300   19,773
    Foster Electric Co., Ltd.                                    2,600   51,051
    FP Corp.                                                     2,400  131,300
    France Bed Holdings Co., Ltd.                                1,800   16,392
#   Freebit Co., Ltd.                                            2,300   18,621
    Freund Corp.                                                 1,200   17,195
    Fudo Tetra Corp.                                            24,400   40,281
    Fuji Co., Ltd.                                               1,600   39,833
    Fuji Corp.                                                     600   11,078
    Fuji Corp., Ltd.                                             3,900   26,450
    Fuji Electric Co., Ltd.                                     67,000  368,886
    Fuji Kiko Co., Ltd.                                          3,000   19,989
#   Fuji Kyuko Co., Ltd.                                         4,000   42,105
#   Fuji Machine Manufacturing Co., Ltd.                         7,400  120,397
    Fuji Media Holdings, Inc.                                    5,400   78,021
    Fuji Oil Co., Ltd.                                           8,000   24,382
    Fuji Oil Holdings, Inc.                                      9,900  233,907
    Fuji Pharma Co., Ltd.                                          400   13,677
    Fuji Seal International, Inc.                                7,000  196,433
    Fuji Soft, Inc.                                              2,900   83,225
    Fujibo Holdings, Inc.                                        1,600   48,545
    Fujicco Co., Ltd.                                            2,000   48,480
    Fujikura Kasei Co., Ltd.                                     3,000   17,638
#   Fujikura Rubber, Ltd.                                        2,100   13,308
    Fujikura, Ltd.                                              45,900  386,444
    Fujimi, Inc.                                                 1,800   40,621
    Fujimori Kogyo Co., Ltd.                                     2,200   65,543
#   Fujisash Co., Ltd.                                          13,200   13,614
    Fujita Kanko, Inc.                                             900   32,555
    Fujitec Co., Ltd.                                            6,600   91,048
    Fujitsu Frontech, Ltd.                                       1,500   28,569
    Fujitsu General, Ltd.                                        7,000  147,758
    Fujitsu, Ltd.                                               86,000  640,419
    Fujiya Co., Ltd.                                             1,000   22,452
    FuKoKu Co., Ltd.                                             1,300   12,327
    Fukuda Corp.                                                   800   36,695
    Fukuda Denshi Co., Ltd.                                        300   22,301
    Fukui Bank, Ltd. (The)                                      35,000   85,295
    Fukui Computer Holdings, Inc.                                  700   25,531
    Fukuoka Financial Group, Inc.                               69,000  318,113
    Fukushima Bank, Ltd. (The)                                  22,000   17,344

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Fukushima Industries Corp.                                   1,900 $ 78,893
    Fukuyama Transporting Co., Ltd.                             20,000  127,740
    FULLCAST Holdings Co., Ltd.                                  2,200   27,693
#   Fumakilla, Ltd.                                              3,000   32,112
    Funai Electric Co., Ltd.                                     3,500   31,729
    Funai Soken Holdings, Inc.                                   1,920   50,020
#   Furukawa Battery Co., Ltd. (The)                             4,000   33,425
    Furukawa Electric Co., Ltd.                                 10,800  487,393
    Furuno Electric Co., Ltd.                                    4,600   27,550
    Furusato Industries, Ltd.                                    2,200   35,020
    Furyu Corp.                                                  2,000   23,025
    Fuso Chemical Co., Ltd.                                      2,500   83,287
    Fuso Pharmaceutical Industries, Ltd.                           600   15,103
    Futaba Corp.                                                 4,200   77,026
    Futaba Industrial Co., Ltd.                                 11,600  120,189
    Future Corp.                                                 3,700   29,927
    Fuyo General Lease Co., Ltd.                                 2,500  146,566
    G-7 Holdings, Inc.                                           1,200   25,241
    G-Tekt Corp.                                                 2,800   54,189
    Gakken Holdings Co., Ltd.                                      800   23,790
#   GCA Corp.                                                    2,700   23,957
    Gecoss Corp.                                                 1,500   16,991
    Genky Stores, Inc.                                             800   29,819
    Geo Holdings Corp.                                           5,100   55,760
    Geostr Corp.                                                 1,200   10,295
#   Giken, Ltd.                                                    500   13,345
#   GLOBERIDE, Inc.                                              1,800   31,158
    Glory, Ltd.                                                  6,500  216,452
#   GMO Click Holdings, Inc.                                     1,900   13,214
#   GMO Cloud K.K.                                                 600   21,689
    GMO internet, Inc.                                           7,300   94,143
    GMO Payment Gateway, Inc.                                    1,000   58,987
    Godo Steel, Ltd.                                             1,200   22,864
    Gokurakuyu Holdings Co., Ltd.                                1,800   13,148
    Goldcrest Co., Ltd.                                          2,300   51,234
    Grandy House Corp.                                           3,100   12,225
    Gree, Inc.                                                   6,600   50,706
    GS Yuasa Corp.                                              60,000  283,186
    GSI Creos Corp.                                             15,000   19,992
    Gun-Ei Chemical Industry Co., Ltd.                             800   26,606
#   GungHo Online Entertainment, Inc.                           25,500   68,898
    Gunma Bank, Ltd. (The)                                      40,400  236,702
    Gunze, Ltd.                                                 14,000   54,024
    Gurunavi, Inc.                                               2,200   35,988
    H-One Co., Ltd.                                              3,000   34,402
    H2O Retailing Corp.                                         13,060  213,702
    Hachijuni Bank, Ltd. (The)                                  38,300  243,161
    Hagihara Industries, Inc.                                    1,000   28,691
    Hagiwara Electric Co., Ltd.                                  1,200   25,645
    Hakuhodo DY Holdings, Inc.                                   7,500  105,261
    Hakuto Co., Ltd.                                             1,700   22,924
    Hamakyorex Co., Ltd.                                         2,700   71,389
    Hamamatsu Photonics K.K.                                     2,400   76,288

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Haneda Zenith Holdings Co., Ltd.                           5,300 $   16,511
    Hankyu Hanshin Holdings, Inc.                             13,000    463,989
    Hanwa Co., Ltd.                                           26,000    185,943
    Happinet Corp.                                             1,300     23,453
#   Hard Off Corp. Co., Ltd.                                   1,400     14,516
    Harima Chemicals Group, Inc.                               1,800     17,492
#   Harmonic Drive Systems, Inc.                               1,800     77,751
    Haruyama Holdings, Inc.                                    2,200     20,314
    Haseko Corp.                                              28,200    353,082
    Hazama Ando Corp.                                         29,400    202,875
#   Hearts United Group Co., Ltd.                              1,600     25,035
    Heiwa Real Estate Co., Ltd.                                5,800     90,964
    Heiwado Co., Ltd.                                          4,600    104,531
    Helios Techno Holdings Co., Ltd.                           2,700     19,289
    HI-LEX Corp.                                               2,800     73,184
    Hibino Corp.                                                 900     18,489
    Hibiya Engineering, Ltd.                                   3,500     64,000
    Hiday Hidaka Corp.                                         1,901     50,741
    Hikari Tsushin, Inc.                                         500     54,600
    Hioki EE Corp.                                               300      6,075
    Hirakawa Hewtech Corp.                                     3,000     41,068
#   Hiramatsu, Inc.                                            3,100     17,323
    Hirano Tecseed Co., Ltd.                                   1,800     26,606
#   Hirata Corp.                                                 600     67,900
    Hirose Electric Co., Ltd.                                    500     68,084
    Hiroshima Bank, Ltd. (The)                                46,000    196,639
    HIS Co., Ltd.                                              5,900    181,406
    Hisaka Works, Ltd.                                         3,500     31,400
    Hisamitsu Pharmaceutical Co., Inc.                         1,500     70,320
    Hitachi Kokusai Electric, Inc.                             3,200     82,494
    Hitachi Maxell, Ltd.                                       5,100    112,850
    Hitachi Zosen Corp.                                       24,700    130,020
    Hochiki Corp.                                              2,800     48,140
    Hodogaya Chemical Co., Ltd.                                  700     30,040
    Hogy Medical Co., Ltd.                                     1,100     80,284
    Hokkaido Electric Power Co., Inc.                         17,200    129,534
    Hokkaido Gas Co., Ltd.                                    10,000     24,946
    Hokkan Holdings, Ltd.                                      5,000     19,220
    Hokko Chemical Industry Co., Ltd.                          6,000     32,715
    Hokkoku Bank, Ltd. (The)                                  36,000    145,491
    Hokuetsu Bank, Ltd. (The)                                  3,200     75,966
    Hokuetsu Industries Co., Ltd.                              1,600     13,919
    Hokuetsu Kishu Paper Co., Ltd.                            21,700    152,268
    Hokuhoku Financial Group, Inc.                            17,300    281,236
    Hokuriku Electric Industry Co., Ltd.                      10,000     14,777
#   Hokuriku Electric Power Co.                               13,700    126,840
    Hokuriku Electrical Construction Co., Ltd.                 1,700     14,620
    Hokuto Corp.                                               2,300     41,038
    Honda Motor Co., Ltd.                                     89,600  2,508,069
    Honeys Holdings Co., Ltd.                                  2,150     24,285
    Hoosiers Holdings                                          5,200     52,141
    Horiba, Ltd.                                               2,900    177,642
    Hoshizaki Corp.                                            1,600    154,875

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Hosiden Corp.                                                8,900 $102,940
    Hosokawa Micron Corp.                                        1,000   48,584
    Hotland Co., Ltd.                                              900   12,002
    House Foods Group, Inc.                                      4,400  113,583
#   Howa Machinery, Ltd.                                         5,500   40,621
    Hoya Corp.                                                   6,200  349,599
    Hulic Co., Ltd.                                              5,000   52,793
    Hyakugo Bank, Ltd. (The)                                    37,000  149,189
    Hyakujushi Bank, Ltd. (The)                                 35,000  113,535
    I-Net Corp.                                                  1,430   16,538
    I-O Data Device, Inc.                                        1,100   12,198
    Ibiden Co., Ltd.                                            17,400  301,969
    IBJ Leasing Co., Ltd.                                        4,200   99,919
#   IBJ, Inc.                                                    2,700   17,395
    Ichibanya Co., Ltd.                                          1,100   39,179
    Ichigo, Inc.                                                19,100   58,337
    Ichiken Co., Ltd.                                            6,000   22,253
    Ichikoh Industries, Ltd.                                     9,000   70,551
    Ichinen Holdings Co., Ltd.                                   2,300   26,980
    Ichiyoshi Securities Co., Ltd.                               4,900   43,934
    Icom, Inc.                                                   1,400   29,856
    Idec Corp.                                                   2,000   33,349
    Idemitsu Kosan Co., Ltd.                                    13,500  327,665
#   IDOM, Inc.                                                  11,600   76,834
#*  IGNIS, Ltd.                                                    600   23,555
*   IHI Corp.                                                  148,000  487,800
    Iida Group Holdings Co., Ltd.                               10,340  176,669
    Iino Kaiun Kaisha, Ltd.                                     18,800   86,444
    Ikegami Tsushinki Co., Ltd.                                 20,000   28,992
    Imagica Robot Holdings, Inc.                                 3,000   19,028
    Imasen Electric Industrial                                   1,900   21,273
    Inaba Denki Sangyo Co., Ltd.                                 3,400  133,918
#   Inaba Seisakusho Co., Ltd.                                   1,700   21,018
    Inabata & Co., Ltd.                                          7,200  101,208
    Inageya Co., Ltd.                                            1,300   20,458
    Ines Corp.                                                   3,800   36,100
    Infocom Corp.                                                2,400   58,716
    Infomart Corp.                                               9,400   69,010
    Information Development Co.                                  1,700   19,535
    Information Services International-Dentsu, Ltd.              1,900   43,077
    Innotech Corp.                                               2,300   15,668
    Inpex Corp.                                                 33,400  325,033
    Intage Holdings, Inc.                                        2,400   49,049
    Internet Initiative Japan, Inc.                              4,300   77,739
    Inui Global Logistics Co., Ltd.                              1,800   13,794
    Investors Cloud Co., Ltd.                                      300   15,374
    Iriso Electronics Co., Ltd.                                  1,400  120,496
    Iseki & Co., Ltd.                                            2,900   60,318
    Isetan Mitsukoshi Holdings, Ltd.                            30,300  295,278
*   Ishihara Sangyo Kaisha, Ltd.                                 4,400   48,201
    Istyle, Inc.                                                 2,400   15,978
#*  ITbook Co., Ltd.                                             3,900   19,128
    Itfor, Inc.                                                  3,700   20,848

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ito En, Ltd.                                                 4,500 $166,403
    ITOCHU Corp.                                                26,000  407,719
    Itochu Enex Co., Ltd.                                        6,700   60,291
    Itochu Techno-Solutions Corp.                                4,800  167,144
    Itoham Yonekyu Holdings, Inc.                               15,300  142,304
    Itoki Corp.                                                  9,400   76,358
#*  Itokuro, Inc.                                                  500   22,280
    IwaiCosmo Holdings, Inc.                                     1,900   22,282
    Iwaki & Co., Ltd.                                            6,000   22,293
    Iwasaki Electric Co., Ltd.                                  11,000   21,268
    Iwatani Corp.                                               31,000  200,966
    Iwatsu Electric Co., Ltd.                                   29,000   23,647
    Iyo Bank, Ltd. (The)                                        25,800  210,658
    Izumi Co., Ltd.                                              2,700  140,861
    J Front Retailing Co., Ltd.                                 23,800  340,157
#   J Trust Co., Ltd.                                           12,400   98,846
    J-Oil Mills, Inc.                                            1,400   48,862
    JAC Recruitment Co., Ltd.                                    1,500   24,475
    Jaccs Co., Ltd.                                             24,000  112,518
    Jafco Co., Ltd.                                              4,400  210,421
    Jalux, Inc.                                                  1,500   37,818
#   Jamco Corp.                                                    400   10,140
    Janome Sewing Machine Co., Ltd.                              2,499   20,363
    Japan Airlines Co., Ltd.                                     7,200  232,628
    Japan Airport Terminal Co., Ltd.                             1,100   40,773
    Japan Asia Group, Ltd.                                       3,700   14,399
*   Japan Asia Investment Co., Ltd.                              2,700   10,424
#*  Japan Asset Marketing Co., Ltd.                             19,000   22,385
    Japan Aviation Electronics Industry, Ltd.                   10,000  157,991
#*  Japan Display, Inc.                                         53,200   95,213
#*  Japan Drilling Co., Ltd.                                     1,500   28,741
    Japan Exchange Group, Inc.                                  18,200  326,641
    Japan Foundation Engineering Co., Ltd.                       6,500   22,990
#   Japan Lifeline Co., Ltd.                                     2,800  128,720
#   Japan Material Co., Ltd.                                     1,400   27,400
    Japan Medical Dynamic Marketing, Inc.                        3,500   31,225
    Japan Petroleum Exploration Co., Ltd.                        3,000   62,302
#   Japan Property Management Center Co., Ltd.                   1,700   22,706
    Japan Pulp & Paper Co., Ltd.                                19,000   72,695
    Japan Radio Co., Ltd.                                        2,900   37,447
    Japan Securities Finance Co., Ltd.                          16,300   81,829
    Japan Steel Works, Ltd. (The)                                9,700  160,198
    Japan Transcity Corp.                                       10,000   38,675
    Japan Wool Textile Co., Ltd. (The)                           8,700   74,535
#   Jastec Co., Ltd.                                             1,400   16,606
    JBCC Holdings, Inc.                                          1,700   14,316
    JCU Corp.                                                      800   29,356
    Jeol, Ltd.                                                   3,000   16,353
    JFE Holdings, Inc.                                          28,100  542,007
    JGC Corp.                                                   14,800  237,083
#*  JIG-SAW, Inc.                                                  300   17,286
    Jimoto Holdings, Inc.                                       24,800   44,281
    JINS, Inc.                                                   1,600   97,434

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    JK Holdings Co., Ltd.                                      3,200 $   20,306
    JMS Co., Ltd.                                             10,000     29,836
    Joban Kosan Co., Ltd.                                      1,700     27,922
    Joshin Denki Co., Ltd.                                     6,000     84,418
    Joyful Honda Co., Ltd.                                     2,400     66,377
#   JP-Holdings, Inc.                                          7,900     20,274
    JSP Corp.                                                  2,200     69,517
    JSR Corp.                                                 17,600    310,147
    JTEKT Corp.                                               22,700    323,106
    Juki Corp.                                                 5,300     80,174
    Juroku Bank, Ltd. (The)                                   51,000    161,683
    Justsystems Corp.                                          1,200     18,471
    JVC Kenwood Corp.                                         22,100     64,349
    JXTG Holdings, Inc.                                      207,850    923,898
    K&O Energy Group, Inc.                                     2,600     39,746
#   K's Holdings Corp.                                        11,200    224,849
    kabu.com Securities Co., Ltd.                             20,200     65,531
*   Kadokawa Dwango                                            7,685    101,519
    Kaga Electronics Co., Ltd.                                 2,300     50,733
    Kagome Co., Ltd.                                           2,600     78,981
    Kajima Corp.                                              54,000    470,861
#   Kakaku.com, Inc.                                           9,900    139,875
    Kakiyasu Honten Co., Ltd.                                  1,100     19,588
    Kameda Seika Co., Ltd.                                     1,100     54,964
    Kamei Corp.                                                3,900     55,739
    Kamigumi Co., Ltd.                                        23,000    246,493
    Kanaden Corp.                                              4,800     51,092
    Kanagawa Chuo Kotsu Co., Ltd.                              5,000     33,019
    Kanamoto Co., Ltd.                                         4,900    175,661
    Kandenko Co., Ltd.                                        11,000    117,724
    Kaneka Corp.                                              31,000    248,408
    Kanematsu Corp.                                           58,000    126,749
    Kanematsu Electronics, Ltd.                                1,200     35,532
    Kansai Electric Power Co., Inc. (The)                     14,900    200,064
    Kansai Paint Co., Ltd.                                     7,500    171,552
    Kansai Super Market, Ltd.                                  1,300     17,511
    Kansai Urban Banking Corp.                                 3,900     50,000
    Kanto Denka Kogyo Co., Ltd.                                8,000     72,958
    Kao Corp.                                                  7,800    474,899
    Kasai Kogyo Co., Ltd.                                      3,500     45,560
    Katakura & Co-op Agri Corp.                                9,000     21,544
    Katakura Industries Co., Ltd.                              3,700     42,867
    Kato Works Co., Ltd.                                       1,200     38,603
    KAWADA TECHNOLOGIES, Inc.                                    700     48,066
    Kawagishi Bridge Works Co., Ltd.                           3,000     25,155
    Kawai Musical Instruments Manufacturing Co., Ltd.          1,100     22,919
    Kawasaki Heavy Industries, Ltd.                          143,000    455,297
#*  Kawasaki Kisen Kaisha, Ltd.                               84,000    208,560
    Kawasumi Laboratories, Inc.                                3,000     19,052
    KDDI Corp.                                                45,800  1,213,562
    Keihan Holdings Co., Ltd.                                 48,000    310,549
    Keihanshin Building Co., Ltd.                              6,900     43,670
    Keihin Corp.                                               6,500     93,528

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Keikyu Corp.                                                11,000 $127,662
    Keio Corp.                                                  13,000  108,866
    Keisei Electric Railway Co., Ltd.                            5,000  136,825
    Keiyo Bank, Ltd. (The)                                      33,000  139,619
    Keiyo Co., Ltd.                                              2,800   19,451
    Kenko Mayonnaise Co., Ltd.                                   2,600   73,078
    Kewpie Corp.                                                 9,000  226,382
    Key Coffee, Inc.                                             1,600   31,673
    Keyence Corp.                                                  600  277,148
    KFC Holdings Japan, Ltd.                                     1,900   34,389
    Ki-Star Real Estate Co., Ltd.                                1,300   23,659
    Kikkoman Corp.                                               3,000   91,882
    Kimoto Co., Ltd.                                             4,300    9,694
    Kimura Unity Co., Ltd.                                       1,200   12,645
    Kinden Corp.                                                12,500  194,568
    King Jim Co., Ltd.                                           2,500   23,175
#*  Kinki Sharyo Co., Ltd. (The)                                   500   11,635
*   Kintetsu Department Store Co., Ltd.                          3,000    9,978
    Kintetsu Group Holdings Co., Ltd.                           40,000  153,389
    Kintetsu World Express, Inc.                                 5,300   92,814
    Kissei Pharmaceutical Co., Ltd.                              4,300  111,194
    Kita-Nippon Bank, Ltd. (The)                                 1,200   34,414
    Kitagawa Iron Works Co., Ltd.                                  900   19,237
    Kitano Construction Corp.                                    4,000   13,852
#   Kito Corp.                                                   1,600   18,507
    Kitz Corp.                                                  10,900   97,537
    Kiyo Bank, Ltd. (The)                                        8,900  148,844
#*  KLab, Inc.                                                   3,600   61,238
*   KNT-CT Holdings Co., Ltd.                                   13,000   21,757
    Koa Corp.                                                    2,600   45,866
    Koatsu Gas Kogyo Co., Ltd.                                   3,200   23,777
    Kobayashi Pharmaceutical Co., Ltd.                           1,400   87,011
    Kobe Bussan Co., Ltd.                                        1,100   54,513
*   Kobe Electric Railway Co., Ltd.                              7,000   25,586
#*  Kobe Steel, Ltd.                                            33,900  424,022
    Kohnan Shoji Co., Ltd.                                       1,000   18,237
    Kohsoku Corp.                                                1,700   16,885
    Koito Manufacturing Co., Ltd.                                4,000  233,664
*   Kojima Co., Ltd.                                             4,600   15,308
    Kokuyo Co., Ltd.                                            12,400  197,458
    KOMAIHALTEC, Inc.                                              500   10,298
    Komatsu Seiren Co., Ltd.                                     5,300   36,824
    Komatsu Wall Industry Co., Ltd.                              1,400   26,379
    Komehyo Co., Ltd.                                            1,100   12,993
    Komeri Co., Ltd.                                             4,900  143,362
    Komori Corp.                                                 6,800   80,856
    Konaka Co., Ltd.                                             1,800    9,710
    Konami Holdings Corp.                                        2,700  140,816
    Kondotec, Inc.                                               3,600   32,763
    Konica Minolta, Inc.                                        54,000  447,293
    Konishi Co., Ltd.                                            2,600   39,719
    Konoike Transport Co., Ltd.                                  3,500   47,667
    Kose Corp.                                                   1,100  122,410

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kosei Securities Co., Ltd. (The)                            26,000 $ 37,693
    Koshidaka Holdings Co., Ltd.                                 1,000   27,128
    Kotobuki Spirits Co., Ltd.                                   2,000   73,818
    Krosaki Harima Corp.                                        11,000   48,174
    KRS Corp.                                                      700   18,982
#   KU Holdings Co., Ltd.                                        3,800   34,519
    Kubota Corp.                                                20,100  349,038
    Kumagai Gumi Co., Ltd.                                      66,000  228,611
#   Kumiai Chemical Industry Co., Ltd.                          10,610   61,694
    Kura Corp.                                                   1,000   50,289
    Kurabo Industries, Ltd.                                     23,000   59,692
    Kuraray Co., Ltd.                                           31,000  602,684
    Kureha Corp.                                                 1,900   95,546
    Kurimoto, Ltd.                                               1,300   24,356
    Kurita Water Industries, Ltd.                               11,700  332,869
    Kuriyama Holdings Corp.                                      1,000   19,563
    Kuroda Electric Co., Ltd.                                    4,600   87,950
    Kusuri no Aoki Holdings Co., Ltd.                            1,600   88,057
    KYB Corp.                                                   29,000  163,677
    Kyocera Corp.                                                8,100  492,075
    Kyodo Printing Co., Ltd.                                     9,000   31,497
#   Kyoei Steel, Ltd.                                            4,700   72,534
    Kyokuto Boeki Kaisha, Ltd.                                  10,000   25,749
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             4,100   68,640
    Kyokuto Securities Co., Ltd.                                 2,200   30,949
    Kyokuyo Co., Ltd.                                            1,000   28,151
    KYORIN Holdings, Inc.                                        4,400   93,925
    Kyoritsu Maintenance Co., Ltd.                               5,180  147,899
    Kyosan Electric Manufacturing Co., Ltd.                      6,000   33,422
    Kyowa Electronics Instruments Co., Ltd.                      5,000   20,940
    Kyowa Exeo Corp.                                             9,800  167,319
    Kyowa Hakko Kirin Co., Ltd.                                 11,300  204,646
    Kyowa Leather Cloth Co., Ltd.                                1,700   14,665
    Kyudenko Corp.                                               6,000  226,305
    Kyushu Electric Power Co., Inc.                             10,000  118,421
    Kyushu Financial Group, Inc.                                34,650  217,419
    LAC Co., Ltd.                                                1,100   13,479
#*  Laox Co., Ltd.                                               4,600   22,350
#   Lasertec Corp.                                               5,800   86,477
    Lawson, Inc.                                                 1,500  102,117
    LEC, Inc.                                                    1,600   39,168
    Leopalace21 Corp.                                           43,100  307,350
    Life Corp.                                                   1,100   29,128
    LIFULL Co., Ltd.                                             6,400   51,104
    Linical Co., Ltd.                                            1,100   19,094
#   Link And Motivation, Inc.                                    4,700   31,398
    Lintec Corp.                                                 5,200  126,238
    Lion Corp.                                                   6,000  128,431
    LIXIL Group Corp.                                           13,100  337,131
    Lonseal Corp.                                                  800   19,116
#   Look, Inc.                                                  13,000   32,647
#*  M&A Capital Partners Co., Ltd.                                 500   22,795
    M3, Inc.                                                     6,600  178,035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Mabuchi Motor Co., Ltd.                                      1,100 $ 57,970
    Macnica Fuji Electronics Holdings, Inc.                      6,050   96,454
    Maeda Corp.                                                 16,000  193,453
    Maeda Kosen Co., Ltd.                                        2,500   36,681
    Maeda Road Construction Co., Ltd.                            8,000  165,173
    Maezawa Kasei Industries Co., Ltd.                           2,300   25,655
    Maezawa Kyuso Industries Co., Ltd.                           1,400   20,357
    Makino Milling Machine Co., Ltd.                            16,000  135,124
    Mamezou Holdings Co., Ltd.                                   2,000   17,974
    Mandom Corp.                                                 1,000   55,274
    Mani, Inc.                                                   1,200   28,522
    Marubeni Corp.                                              86,400  572,527
    Marubun Corp.                                                1,500   11,473
    Marudai Food Co., Ltd.                                      15,000   71,145
#   Maruha Nichiro Corp.                                         8,100  221,048
    Marui Group Co., Ltd.                                       15,600  212,156
    Maruichi Steel Tube, Ltd.                                    4,500  138,888
    Maruka Machinery Co., Ltd.                                     900   15,102
    Marusan Securities Co., Ltd.                                 3,500   29,551
    Maruwa Co., Ltd.                                             1,000   48,546
#   Maruwa Unyu Kikan Co., Ltd.                                    700   25,544
    Maruyama Manufacturing Co., Inc.                               600   10,098
#*  Maruzen CHI Holdings Co., Ltd.                               3,900   12,457
    Maruzen Showa Unyu Co., Ltd.                                 6,000   26,115
#   Marvelous, Inc.                                              3,500   32,702
    Matsuda Sangyo Co., Ltd.                                     2,300   31,217
    Matsui Construction Co., Ltd.                                3,000   25,667
    Matsui Securities Co., Ltd.                                  3,700   30,283
    Matsumotokiyoshi Holdings Co., Ltd.                          3,300  203,497
    Matsuya Foods Co., Ltd.                                      1,500   56,793
    Max Co., Ltd.                                                3,000   41,041
    Maxvalu Nishinihon Co., Ltd.                                   900   13,603
    Maxvalu Tokai Co., Ltd.                                      1,100   20,907
    Mazda Motor Corp.                                           58,400  877,915
    McDonald's Holdings Co. Japan, Ltd.                          1,500   60,953
    MCJ Co., Ltd.                                                6,900   81,521
    Mebuki Financial Group, Inc.                                64,050  246,562
#   MEC Co., Ltd.                                                2,200   27,233
    Media Do Co., Ltd.                                           1,000   22,970
    Medical System Network Co., Ltd.                             4,300   18,782
    Medipal Holdings Corp.                                      10,100  184,824
#   Megachips Corp.                                              2,600   69,348
    Megmilk Snow Brand Co., Ltd.                                 8,400  232,238
    Meidensha Corp.                                             27,000   95,930
    Meiji Electric Industries Co., Ltd.                          1,500   20,361
    MEIJI Holdings Co., Ltd.                                     1,600  127,509
    Meiko Electronics Co., Ltd.                                  3,400   50,991
    Meiko Network Japan Co., Ltd.                                1,300   18,561
    Meisei Industrial Co., Ltd.                                  8,000   51,849
    Meitec Corp.                                                 3,000  140,600
    Meito Sangyo Co., Ltd.                                       1,100   14,386
    Meiwa Corp.                                                  3,500   13,887
    Meiwa Estate Co., Ltd.                                       4,900   36,383

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Melco Holdings, Inc.                                       2,100 $   70,304
    Menicon Co., Ltd.                                          1,700     55,660
    METAWATER Co., Ltd.                                        2,100     58,074
#   Michinoku Bank, Ltd. (The)                                20,000     33,881
#   Micronics Japan Co., Ltd.                                    800      8,472
    Mie Bank, Ltd. (The)                                       1,200     26,866
    Mie Kotsu Group Holdings, Inc.                             4,800     18,059
    Milbon Co., Ltd.                                             840     48,977
    Mimasu Semiconductor Industry Co., Ltd.                    2,400     38,524
    Minato Bank, Ltd. (The)                                    2,600     47,602
    Minebea Mitsumi, Inc.                                     35,490    584,709
    Ministop Co., Ltd.                                         1,400     30,802
    Miraca Holdings, Inc.                                      6,700    305,737
    Mirait Holdings Corp.                                      9,500    111,383
    Miroku Jyoho Service Co., Ltd.                             1,200     25,281
    Misawa Homes Co., Ltd.                                     3,600     33,039
    MISUMI Group, Inc.                                         7,600    188,479
    Mitani Corp.                                               2,000     78,887
    Mito Securities Co., Ltd.                                  8,300     23,075
    Mitsuba Corp.                                              5,200     90,669
    Mitsubishi Corp.                                          45,200    981,392
    Mitsubishi Electric Corp.                                 55,000    851,438
    Mitsubishi Estate Co., Ltd.                               28,900    525,487
    Mitsubishi Gas Chemical Co., Inc.                         15,500    357,610
    Mitsubishi Heavy Industries, Ltd.                        174,000    691,798
    Mitsubishi Kakoki Kaisha, Ltd.                            11,000     24,237
    Mitsubishi Logistics Corp.                                10,000    128,377
    Mitsubishi Materials Corp.                                13,000    436,723
    Mitsubishi Nichiyu Forklift Co., Ltd.                      6,200     49,886
*   Mitsubishi Paper Mills, Ltd.                               3,200     22,562
    Mitsubishi Pencil Co., Ltd.                                2,000     54,497
#   Mitsubishi Research Institute, Inc.                          900     25,885
    Mitsubishi Steel Manufacturing Co., Ltd.                  29,000     74,604
    Mitsubishi UFJ Financial Group, Inc.                     369,600  2,344,783
    Mitsubishi UFJ Lease & Finance Co., Ltd.                  51,100    272,214
    Mitsuboshi Belting, Ltd.                                   7,000     80,081
    Mitsui Chemicals, Inc.                                   104,000    590,837
    Mitsui Engineering & Shipbuilding Co., Ltd.              110,000    153,345
    Mitsui Fudosan Co., Ltd.                                  14,000    321,303
    Mitsui High-Tec, Inc.                                      4,900     76,473
    Mitsui Home Co., Ltd.                                      3,000     20,456
    Mitsui Matsushima Co., Ltd.                                2,800     37,728
    Mitsui Mining & Smelting Co., Ltd.                       107,000    467,421
    Mitsui OSK Lines, Ltd.                                   105,000    326,789
    Mitsui Sugar Co., Ltd.                                     1,800     54,652
    Mitsui-Soko Holdings Co., Ltd.                            16,000     43,662
    Mitsuuroko Group Holdings Co., Ltd.                        5,100     32,963
    Miyaji Engineering Group, Inc.                            15,000     36,544
    Miyazaki Bank, Ltd. (The)                                 21,000     70,204
    Miyoshi Oil & Fat Co., Ltd.                                  700      8,958
    Mizuho Financial Group, Inc.                             724,399  1,288,253
    Mizuno Corp.                                              13,000     75,578
#   Mobile Factory, Inc.                                       1,400     19,781

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Modec, Inc.                                                  2,100 $ 50,062
    Monex Group, Inc.                                           26,800   75,748
    Money Partners Group Co., Ltd.                               4,500   20,338
    Monogatari Corp. (The)                                         600   31,302
    MonotaRO Co., Ltd.                                           3,400  112,149
    MORESCO Corp.                                                1,700   32,101
    Morinaga & Co., Ltd.                                         3,000  171,940
    Morinaga Milk Industry Co., Ltd.                            36,000  262,990
    Morita Holdings Corp.                                        2,900   45,480
    Morito Co., Ltd.                                             3,500   29,739
*   Morpho, Inc.                                                   500   22,543
    Mory Industries, Inc.                                          700   14,967
#   Mr Max Corp.                                                 3,800   18,015
    MS&AD Insurance Group Holdings, Inc.                        17,300  606,790
    MTI, Ltd.                                                    5,800   39,118
    Mugen Estate Co., Ltd.                                       1,500   13,464
    Murata Manufacturing Co., Ltd.                               3,300  513,379
    Musashi Seimitsu Industry Co., Ltd.                          3,900  108,590
    Musashino Bank, Ltd. (The)                                   4,400  131,465
    Mutoh Holdings Co., Ltd.                                     2,000    4,608
#*  Mynet, Inc.                                                    900   25,247
    Nabtesco Corp.                                              11,200  363,602
#   NAC Co., Ltd.                                                1,500   13,523
    Nachi-Fujikoshi Corp.                                       26,000  143,713
    Nafco Co., Ltd.                                              1,700   26,956
#   Nagano Bank, Ltd. (The)                                      1,000   17,846
    Nagano Keiki Co., Ltd.                                       2,200   15,755
    Nagase & Co., Ltd.                                          16,400  257,444
    Nagatanien Holdings Co., Ltd.                                3,000   37,351
    Nagawa Co., Ltd.                                               900   32,553
    Nagoya Railroad Co., Ltd.                                   30,000  137,579
    Nakabayashi Co., Ltd.                                        5,000   14,737
    Nakamuraya Co., Ltd.                                           200    9,121
    Nakanishi, Inc.                                              1,300   54,466
    Nakano Corp.                                                 2,100   11,525
    Nakayama Steel Works, Ltd.                                   3,000   18,181
    Namura Shipbuilding Co., Ltd.                                7,600   43,541
    Nankai Electric Railway Co., Ltd.                           32,000  157,463
    Nanto Bank, Ltd. (The)                                       3,600  105,907
    Natori Co., Ltd.                                               800   14,870
    NDS Co., Ltd.                                                  400   11,556
    NEC Capital Solutions, Ltd.                                  1,200   20,673
    NEC Corp.                                                  255,000  693,203
    NEC Networks & System Integration Corp.                      2,700   58,992
    NET One Systems Co., Ltd.                                    5,800   55,589
    Neturen Co., Ltd.                                            4,200   38,662
*   New Japan Radio Co., Ltd.                                    2,000   10,993
*   Nexon Co., Ltd.                                              3,700   76,903
    Nexyz Group Corp.                                            1,100   17,989
    NGK Insulators, Ltd.                                        10,500  211,158
    NGK Spark Plug Co., Ltd.                                    13,700  276,595
    NH Foods, Ltd.                                               8,000  236,634
    NHK Spring Co., Ltd.                                        32,200  347,779

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nice Holdings, Inc.                                         14,000 $ 20,052
    Nichia Steel Works, Ltd.                                     6,500   17,034
    Nichias Corp.                                               20,000  242,889
    Nichiban Co., Ltd.                                           3,000   26,758
    Nichicon Corp.                                               8,100   89,021
    Nichiden Corp.                                               1,000   35,893
    Nichiha Corp.                                                4,400  163,438
    NichiiGakkan Co., Ltd.                                       3,900   40,816
    Nichirei Corp.                                              14,900  418,771
    Nichireki Co., Ltd.                                          4,300   52,026
    Nichirin Co., Ltd.                                           1,100   24,561
    Nidec Corp.                                                  3,000  330,568
    Nidec Corp. Sponsored ADR                                      776   21,480
#   Nifco, Inc.                                                  4,400  253,790
    Nihon Chouzai Co., Ltd.                                      1,200   40,029
    Nihon Dempa Kogyo Co., Ltd.                                  3,900   32,616
#   Nihon Eslead Corp.                                           1,200   22,635
    Nihon House Holdings Co., Ltd.                               5,000   23,841
#   Nihon Kagaku Sangyo Co., Ltd.                                1,800   31,649
    Nihon Kohden Corp.                                           4,000   95,596
    Nihon M&A Center, Inc.                                       3,000  120,456
    Nihon Nohyaku Co., Ltd.                                      5,900   34,282
    Nihon Parkerizing Co., Ltd.                                 10,900  155,961
#   Nihon Plast Co., Ltd.                                        2,600   30,898
#   Nihon Tokushu Toryo Co., Ltd.                                1,400   23,511
#   Nihon Trim Co., Ltd.                                           700   29,125
    Nihon Unisys, Ltd.                                          11,600  193,424
    Nihon Yamamura Glass Co., Ltd.                              16,000   27,413
    Nikkiso Co., Ltd.                                            8,400   86,688
    Nikko Co., Ltd.                                              1,000   20,528
    Nikkon Holdings Co., Ltd.                                    9,000  212,762
    Nikon Corp.                                                 18,000  317,156
    Nintendo Co., Ltd.                                             500  169,807
    Nippi, Inc.                                                  2,000   14,434
    Nippo Corp.                                                  7,000  142,409
    Nippon Beet Sugar Manufacturing Co., Ltd.                    2,000   39,118
    Nippon Carbide Industries Co., Inc.                          9,000   15,175
#   Nippon Carbon Co., Ltd.                                      1,100   35,920
    Nippon Chemi-Con Corp.                                      11,000   44,438
    Nippon Chemical Industrial Co., Ltd.                        18,000   38,594
    Nippon Chemiphar Co., Ltd.                                     500   23,492
    Nippon Coke & Engineering Co., Ltd.                         19,000   17,921
    Nippon Concrete Industries Co., Ltd.                         5,000   19,397
    Nippon Denko Co., Ltd.                                      14,800   69,476
    Nippon Densetsu Kogyo Co., Ltd.                              3,900   77,516
    Nippon Electric Glass Co., Ltd.                              8,000  283,195
    Nippon Express Co., Ltd.                                    66,000  421,464
    Nippon Fine Chemical Co., Ltd.                               1,500   13,672
    Nippon Flour Mills Co., Ltd.                                 8,400  135,352
    Nippon Gas Co., Ltd.                                         5,300  166,338
    Nippon Hume Corp.                                            4,000   24,986
    Nippon Kanzai Co., Ltd.                                        700   12,587
    Nippon Kinzoku Co., Ltd.                                       900   18,050

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nippon Koei Co., Ltd.                                        1,400 $ 38,735
    Nippon Light Metal Holdings Co., Ltd.                      110,500  297,301
#   Nippon Paint Holdings Co., Ltd.                              5,400  207,634
    Nippon Paper Industries Co., Ltd.                           15,000  299,053
#   Nippon Parking Development Co., Ltd.                        20,100   30,062
    Nippon Pillar Packing Co., Ltd.                              2,900   48,512
    Nippon Piston Ring Co., Ltd.                                 1,500   29,486
    Nippon Road Co., Ltd. (The)                                 11,000   61,440
    Nippon Seiki Co., Ltd.                                       7,000  134,024
    Nippon Seisen Co., Ltd.                                      5,000   37,156
#*  Nippon Sharyo, Ltd.                                          5,000   13,007
*   Nippon Sheet Glass Co., Ltd.                                12,900  109,159
    Nippon Shinyaku Co., Ltd.                                    1,600  100,983
    Nippon Shokubai Co., Ltd.                                    3,000  196,263
    Nippon Signal Co., Ltd.                                      6,700   68,029
    Nippon Soda Co., Ltd.                                       16,000   89,778
    Nippon Steel & Sumikin Bussan Corp.                          2,600  134,021
    Nippon Steel & Sumitomo Metal Corp.                         23,840  585,222
    Nippon Suisan Kaisha, Ltd.                                  60,100  350,747
    Nippon Systemware Co., Ltd.                                  1,400   23,014
    Nippon Telegraph & Telephone Corp.                           7,100  347,461
    Nippon Thompson Co., Ltd.                                    7,000   39,991
    Nippon Valqua Industries, Ltd.                               1,600   42,278
    Nippon Yakin Kogyo Co., Ltd.                                 8,600   17,296
*   Nippon Yusen K.K.                                          187,000  356,982
    Nishi-Nippon Financial Holdings, Inc.                       13,600  153,014
    Nishi-Nippon Railroad Co., Ltd.                             32,000  141,034
    Nishikawa Rubber Co., Ltd.                                     400    8,061
    Nishimatsu Construction Co., Ltd.                           38,000  218,687
    Nishimatsuya Chain Co., Ltd.                                 6,000   65,711
    Nishio Rent All Co., Ltd.                                    3,000   99,864
    Nissan Shatai Co., Ltd.                                      9,000   93,182
    Nissan Tokyo Sales Holdings Co., Ltd.                        4,900   18,596
    Nissei ASB Machine Co., Ltd.                                 1,500   51,687
    Nissei Build Kogyo Co., Ltd.                                12,000   69,322
    Nissei Plastic Industrial Co., Ltd.                          2,700   28,234
#   Nissha Printing Co., Ltd.                                    2,900   79,351
    Nisshin Fudosan Co.                                          6,400   35,673
    Nisshin Oillio Group, Ltd. (The)                            23,000  136,160
    Nisshin Seifun Group, Inc.                                  11,240  184,576
    Nisshin Steel Co., Ltd.                                      8,100   99,244
    Nisshinbo Holdings, Inc.                                    18,700  189,368
    Nissin Corp.                                                10,000   48,363
    Nissin Electric Co., Ltd.                                    9,100  110,517
    Nissin Foods Holdings Co., Ltd.                                800   50,260
    Nissin Kogyo Co., Ltd.                                       6,700  112,210
    Nissin Sugar Co., Ltd.                                       2,000   34,510
    Nissui Pharmaceutical Co., Ltd.                              1,400   17,669
    Nitori Holdings Co., Ltd.                                    1,300  183,459
    Nitta Corp.                                                  1,700   54,599
    Nitta Gelatin, Inc.                                          3,200   22,004
    Nittetsu Mining Co., Ltd.                                    1,100   61,739
    Nitto Boseki Co., Ltd.                                      14,000   81,565

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nitto Denko Corp.                                            1,900 $169,421
#   Nitto FC Co., Ltd.                                           3,400   28,120
    Nitto Kogyo Corp.                                            4,300   69,647
    Nitto Kohki Co., Ltd.                                        1,300   30,892
    Nitto Seiko Co., Ltd.                                        3,000   14,758
    Nittoc Construction Co., Ltd.                                6,700   35,441
    Nittoku Engineering Co., Ltd.                                3,400  105,015
    Noda Corp.                                                   2,000   18,596
    Noevir Holdings Co., Ltd.                                      500   25,917
    NOF Corp.                                                   18,000  244,562
    Nohmi Bosai, Ltd.                                            2,600   39,982
    Nojima Corp.                                                 3,300   53,412
    NOK Corp.                                                   11,800  270,103
    Nomura Co., Ltd.                                             3,200   67,713
    Nomura Holdings, Inc.                                      105,300  625,611
    Nomura Real Estate Holdings, Inc.                           11,600  229,925
    Nomura Research Institute, Ltd.                              3,663  137,118
    Noritake Co., Ltd.                                           1,900   72,834
    Noritsu Koki Co., Ltd.                                       4,500   41,428
    Noritz Corp.                                                 4,700   92,182
    North Pacific Bank, Ltd.                                    47,200  158,223
    Nozawa Corp.                                                 2,000   25,755
    NS Solutions Corp.                                           5,400  113,688
    NS United Kaiun Kaisha, Ltd.                                11,000   22,991
    NSD Co., Ltd.                                                1,900   36,239
    NSK, Ltd.                                                   31,300  403,465
    NTN Corp.                                                   74,000  344,398
    NTT Data Corp.                                              15,500  168,839
    NTT DOCOMO, Inc.                                            38,100  884,758
    NTT Urban Development Corp.                                  5,400   55,250
    Nuflare Technology, Inc.                                       500   26,754
    Obara Group, Inc.                                            1,100   60,820
    Obayashi Corp.                                              56,500  680,297
    Obic Co., Ltd.                                               1,300   81,274
#   Odakyu Electric Railway Co., Ltd.                            6,899  136,659
    Odelic Co., Ltd.                                               700   32,147
    Ogaki Kyoritsu Bank, Ltd. (The)                             55,000  158,898
#   Ohara, Inc.                                                  2,500   31,552
    Ohashi Technica, Inc.                                        1,900   24,389
#   Ohba Co., Ltd.                                               3,200   14,072
    Ohsho Food Service Corp.                                     2,500   97,258
    Oiles Corp.                                                  2,440   43,636
    Oita Bank, Ltd. (The)                                       17,000   64,059
    Oji Holdings Corp.                                          86,000  441,048
    Okabe Co., Ltd.                                              6,500   63,629
#   Okamoto Machine Tool Works, Ltd.                            11,000   28,442
    Okamura Corp.                                                9,800   99,628
    Okasan Securities Group, Inc.                               20,000  121,125
    Oki Electric Industry Co., Ltd.                             13,800  188,952
#   Okinawa Cellular Telephone Co.                               1,500   52,734
    Okinawa Electric Power Co., Inc. (The)                       2,475   58,373
#   OKK Corp.                                                   18,000   23,159
    OKUMA Corp.                                                 15,000  144,196

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Okumura Corp.                                             19,000 $  138,264
    Okura Industrial Co., Ltd.                                 8,000     51,718
    Okuwa Co., Ltd.                                            5,000     53,237
#   Olympus Corp.                                              4,600    166,965
    Omron Corp.                                                4,900    244,471
    Ono Pharmaceutical Co., Ltd.                               2,200     48,127
    Onoken Co., Ltd.                                           3,300     54,880
    Onward Holdings Co., Ltd.                                 18,000    130,584
    Open House Co., Ltd.                                       3,300    109,221
    Optex Group Co., Ltd.                                      1,500     50,367
*   Optim Corp.                                                  600     16,749
    Oracle Corp.                                               1,300     87,379
    Organo Corp.                                               5,000     26,653
#   Orient Corp.                                              43,100     72,694
    Oriental Land Co., Ltd.                                    2,900    210,223
    Origin Electric Co., Ltd.                                  7,000     19,863
#   ORIX Corp.                                                76,500  1,213,934
    Osaka Gas Co., Ltd.                                       44,000    176,225
    Osaka Organic Chemical Industry, Ltd.                      3,500     41,569
    Osaka Soda Co., Ltd.                                       9,000     45,299
    Osaka Steel Co., Ltd.                                      2,600     53,582
    OSAKA Titanium Technologies Co., Ltd.                      1,200     18,517
    Osaki Electric Co., Ltd.                                   8,000     61,161
#   OSG Corp.                                                 14,700    309,939
    OSJB Holdings Corp.                                       15,200     41,751
    Otsuka Corp.                                               1,400     91,710
    Otsuka Holdings Co., Ltd.                                  4,600    202,580
    Otsuka Kagu, Ltd.                                          1,700     13,671
    Outsourcing, Inc.                                          1,700     84,919
    Oyo Corp.                                                  2,200     31,887
    Pacific Industrial Co., Ltd.                               6,100     79,299
#*  Pacific Metals Co., Ltd.                                  24,000     64,383
    Pack Corp. (The)                                           1,000     32,349
    PAL GROUP Holdings Co., Ltd.                               1,600     51,070
    PALTAC Corp.                                               4,300    156,014
    PanaHome Corp.                                             9,000     97,742
    PAPYLESS Co., Ltd.                                           700     19,884
    Paraca, Inc.                                                 800     16,163
    Paramount Bed Holdings Co., Ltd.                           1,900     86,564
#   Parco Co., Ltd.                                            3,700     45,603
    Paris Miki Holdings, Inc.                                  3,400     14,274
#   Park24 Co., Ltd.                                           7,000    177,154
    Parker Corp.                                               3,000     15,652
#   Pasco Corp.                                                4,000     13,491
#   Pasona Group, Inc.                                         4,200     46,685
    PC Depot Corp.                                             7,800     44,897
    Pegasus Sewing Machine Manufacturing Co., Ltd.             3,800     25,598
    Penta-Ocean Construction Co., Ltd.                        57,200    340,744
#   Pepper Food Service Co., Ltd.                                800     29,589
#*  PeptiDream, Inc.                                           1,200     37,705
    Persol Holdings Co., Ltd.                                  4,300     81,527
    Pigeon Corp.                                               6,800    252,053
    Pilot Corp.                                                3,200    139,388

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Piolax, Inc.                                                 3,300 $ 91,162
*   Pioneer Corp.                                               50,400   99,521
    Plenus Co., Ltd.                                             1,900   44,503
    Pocket Card Co., Ltd.                                        5,900   38,756
#   Pola Orbis Holdings, Inc.                                    2,400   66,584
    Poletowin Pitcrew Holdings, Inc.                             1,300   17,331
    Press Kogyo Co., Ltd.                                       13,900   65,379
    Pressance Corp.                                              5,600   77,294
    Prestige International, Inc.                                 3,600   39,429
    Prima Meat Packers, Ltd.                                    26,000  165,988
    Pronexus, Inc.                                               1,800   20,398
#   Prospect Co., Ltd.                                          33,000   21,230
    Proto Corp.                                                    800   12,505
    PS Mitsubishi Construction Co., Ltd.                         3,500   16,055
    Punch Industry Co., Ltd.                                     1,300   15,607
    Qol Co., Ltd.                                                4,000   64,539
    Quick Co., Ltd.                                              1,500   21,543
    Raito Kogyo Co., Ltd.                                        8,000   86,418
    Rakuten, Inc.                                                8,400  102,608
    Rasa Industries, Ltd.                                       11,000   15,530
    Raysum Co., Ltd.                                             1,200   10,724
    Recruit Holdings Co., Ltd.                                  14,400  249,259
#   Relia, Inc.                                                  2,000   21,380
    Relo Group, Inc.                                             7,100  142,508
    Renaissance, Inc.                                            2,600   47,076
    Renesas Easton Co., Ltd.                                     4,100   21,949
    Rengo Co., Ltd.                                             26,000  147,595
#*  Renown, Inc.                                                17,300   32,281
    Resona Holdings, Inc.                                       89,300  460,043
    Resorttrust, Inc.                                            5,300   97,698
    Rheon Automatic Machinery Co., Ltd.                          2,500   27,044
    Ricoh Co., Ltd.                                             45,900  431,575
    Ricoh Leasing Co., Ltd.                                      2,400   83,857
    Ride On Express Co., Ltd.                                    1,500   13,771
#   Right On Co., Ltd.                                           1,500   13,608
    Riken Corp.                                                  1,100   51,483
    Riken Keiki Co., Ltd.                                        2,300   43,482
#   Riken Technos Corp.                                          5,000   27,919
    Riken Vitamin Co., Ltd.                                        500   19,547
    Ringer Hut Co., Ltd.                                         1,500   34,655
    Rinnai Corp.                                                   800   74,686
    Riso Kagaku Corp.                                            3,400   71,096
#   Riso Kyoiku Co., Ltd.                                        2,800   20,962
    Rock Field Co., Ltd.                                         1,700   28,751
    Rohm Co., Ltd.                                               3,500  270,510
    Rohto Pharmaceutical Co., Ltd.                               7,200  145,442
    Rokko Butter Co., Ltd.                                       1,700   38,432
    Roland DG Corp.                                              1,900   47,614
#   Rorze Corp.                                                  1,000   21,552
    Round One Corp.                                             13,000  138,840
    Royal Holdings Co., Ltd.                                     4,800  115,062
#   RS Technologies Co., Ltd.                                      600   23,258
#*  RVH, Inc.                                                    3,800   24,642

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ryobi, Ltd.                                                 22,000 $104,041
    Ryoden Corp.                                                 5,000   36,380
    Ryohin Keikaku Co., Ltd.                                       600  153,386
    Ryosan Co., Ltd.                                             3,800  148,623
    Ryoyo Electro Corp.                                          3,700   59,617
    S Foods, Inc.                                                2,100   78,187
    Sac's Bar Holdings, Inc.                                     2,700   29,679
    Saibu Gas Co., Ltd.                                         29,000   72,827
    Sakai Chemical Industry Co., Ltd.                           10,000   40,525
    Sakai Moving Service Co., Ltd.                               1,000   48,263
    Sakai Ovex Co., Ltd.                                         1,500   24,670
    Sakata INX Corp.                                             4,800   86,798
    Sala Corp.                                                   2,300   19,163
#   SAMTY Co., Ltd.                                              2,400   35,218
    San-A Co., Ltd.                                              1,900   84,741
    San-Ai Oil Co., Ltd.                                         8,300   84,329
    San-In Godo Bank, Ltd. (The)                                14,800  120,210
*   Sanden Holdings Corp.                                       16,000   45,636
    Sanei Architecture Planning Co., Ltd.                        1,600   28,532
    Sangetsu Corp.                                               5,400   97,292
    Sanken Electric Co., Ltd.                                   20,000  101,390
    Sanki Engineering Co., Ltd.                                  6,200   70,097
#   Sanko Metal Industrial Co., Ltd.                               800   24,103
    Sankyo Seiko Co., Ltd.                                       3,700   13,119
#   Sankyo Tateyama, Inc.                                        4,200   59,335
    Sankyu, Inc.                                                46,000  346,465
    Sanoh Industrial Co., Ltd.                                   3,500   25,234
#   Sanoyas Holdings Corp.                                       8,600   20,036
#   Sanrio Co., Ltd.                                             4,200   84,354
    Sansei Technologies, Inc.                                    1,400   11,911
    Sanshin Electronics Co., Ltd.                                3,200   40,246
    Santen Pharmaceutical Co., Ltd.                              8,600  121,160
    Sanwa Holdings Corp.                                        23,100  250,141
    Sanyo Chemical Industries, Ltd.                              1,800   85,481
    Sanyo Denki Co., Ltd.                                        5,000   55,695
    Sanyo Electric Railway Co., Ltd.                             6,000   30,732
    Sanyo Engineering & Construction, Inc.                       2,300   17,774
    Sanyo Housing Nagoya Co., Ltd.                               1,200   12,262
#   Sanyo Shokai, Ltd.                                           1,299   19,562
    Sanyo Special Steel Co., Ltd.                               17,000  103,147
    Sanyo Trading Co., Ltd.                                      1,400   31,898
    Sato Holdings Corp.                                          3,400   81,543
    Satori Electric Co., Ltd.                                    3,200   26,393
    Sawada Holdings Co., Ltd.                                    2,100   19,068
    Sawai Pharmaceutical Co., Ltd.                               5,000  281,809
#   Saxa Holdings, Inc.                                         13,000   26,509
    SBI Holdings, Inc.                                          21,900  313,314
    SBS Holdings, Inc.                                           3,100   23,658
#   Scala, Inc.                                                  3,000   23,080
    SCREEN Holdings Co., Ltd.                                    3,800  254,001
    Scroll Corp.                                                 4,300   15,021
    SCSK Corp.                                                   1,200   50,640
    Secom Co., Ltd.                                              4,200  315,117

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Seed Co., Ltd.                                               1,200 $ 25,560
    Seibu Electric Industry Co., Ltd.                            1,100   23,856
    Seibu Holdings, Inc.                                         3,300   57,567
    Seika Corp.                                                  8,000   34,584
    Seikitokyu Kogyo Co., Ltd.                                   3,600   19,520
#   Seiko Epson Corp.                                           15,500  407,998
    Seiko Holdings Corp.                                        27,000  120,527
    Seino Holdings Co., Ltd.                                    13,700  184,469
    Seiren Co., Ltd.                                             6,800  114,928
    Sekisui Chemical Co., Ltd.                                  24,000  442,088
    Sekisui House, Ltd.                                         17,500  302,928
    Sekisui Jushi Corp.                                          3,300   60,011
    Sekisui Plastics Co., Ltd.                                   5,000   42,740
    Senko Group Holdings Co., Ltd.                              20,500  139,555
    Senshu Ikeda Holdings, Inc.                                 37,700  156,166
    Senshukai Co., Ltd.                                          3,800   23,418
#   Septeni Holdings Co., Ltd.                                   9,500   29,043
    Seria Co., Ltd.                                              3,200  158,824
    Seven & I Holdings Co., Ltd.                                21,700  874,611
#   Seven Bank, Ltd.                                            54,300  214,885
    SFP Holdings Co., Ltd.                                       1,800   28,414
    Shibaura Mechatronics Corp.                                  5,000   15,423
    Shibusawa Warehouse Co., Ltd. (The)                          2,000    6,585
    Shibuya Corp.                                                2,700   82,208
    Shidax Corp.                                                 2,500   10,092
#*  SHIFT, Inc.                                                  1,400   16,655
    Shiga Bank, Ltd. (The)                                      34,000  180,188
    Shikoku Bank, Ltd. (The)                                    27,000   72,400
    Shikoku Chemicals Corp.                                      5,000   64,000
#   Shikoku Electric Power Co., Inc.                             9,800  117,766
    Shima Seiki Manufacturing, Ltd.                              2,000   97,267
    Shimachu Co., Ltd.                                           5,800  145,138
    Shimamura Co., Ltd.                                          1,100  136,777
    Shimano, Inc.                                                  900  131,949
    Shimizu Bank, Ltd. (The)                                     1,100   34,919
    Shimizu Corp.                                               47,300  499,771
    Shin Nippon Air Technologies Co., Ltd.                       2,400   34,596
    Shin-Etsu Chemical Co., Ltd.                                 5,900  539,643
    Shin-Etsu Polymer Co., Ltd.                                  5,600   54,261
    Shinagawa Refractories Co., Ltd.                            12,000   32,739
    Shindengen Electric Manufacturing Co., Ltd.                 13,000   67,419
#*  Shinkawa, Ltd.                                               2,200   14,836
    Shinko Electric Industries Co., Ltd.                         9,800   71,304
    Shinko Plantech Co., Ltd.                                    6,800   58,104
    Shinko Shoji Co., Ltd.                                       2,700   35,283
    Shinmaywa Industries, Ltd.                                  12,000  104,923
    Shinnihon Corp.                                              6,200   50,501
#   Shinoken Group Co., Ltd.                                     3,600   85,667
    Shinsei Bank, Ltd.                                          88,000  145,046
    Shinsho Corp.                                                  900   23,818
    Shinwa Co., Ltd.                                               600   11,946
    Ship Healthcare Holdings, Inc.                               7,100  217,901
    Shiseido Co., Ltd.                                           9,800  346,169

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Shizuoka Bank, Ltd. (The)                                 27,000 $  240,894
    Shizuoka Gas Co., Ltd.                                     8,200     62,022
    Shobunsha Publications, Inc.                               3,000     20,405
    Shoei Co., Ltd.                                            1,400     40,102
    Shoei Foods Corp.                                          1,600     68,472
    Shofu, Inc.                                                1,000     11,988
*   Shoko Co., Ltd.                                           14,000     13,326
*   Showa Corp.                                                7,700     74,383
    Showa Denko K.K.                                          21,700    564,838
    Showa Sangyo Co., Ltd.                                    17,000     92,379
    Showa Shell Sekiyu K.K.                                   20,500    223,301
#   Siix Corp.                                                 2,600    110,807
    Sinanen Holdings Co., Ltd.                                 1,700     34,492
    Sinfonia Technology Co., Ltd.                             16,000     67,146
#   Sinko Industries, Ltd.                                     1,800     27,499
    Sintokogio, Ltd.                                           7,300     76,874
    SK-Electronics Co., Ltd.                                   1,100     13,572
    SKY Perfect JSAT Holdings, Inc.                           20,400     91,576
    Skylark Co., Ltd.                                          8,700    131,308
    SMC Corp.                                                    700    222,535
    SMK Corp.                                                  6,000     25,337
    SMS Co., Ltd.                                              3,400    107,592
    SNT Corp.                                                  4,100     26,907
    Soda Nikka Co., Ltd.                                       4,200     20,829
    Sodick Co., Ltd.                                           3,700     45,062
    SoftBank Group Corp.                                      14,200  1,144,485
#   Softbrain Co., Ltd.                                        2,500      9,800
    Software Service, Inc.                                       100      4,537
    Sogo Medical Co., Ltd.                                     1,600     73,190
    Sohgo Security Services Co., Ltd.                          2,800    118,689
    Soken Chemical & Engineering Co., Ltd.                     1,100     15,444
#   Soliton Systems K.K.                                       2,100     20,095
    Sompo Holdings, Inc.                                      12,800    502,044
    Sotetsu Holdings, Inc.                                    20,000     97,918
    Sourcenext Corp.                                           3,800     19,715
#   Sparx Group Co., Ltd.                                     13,200     26,310
    SPK Corp.                                                  1,400     37,101
    Square Enix Holdings Co., Ltd.                             3,800    124,331
    SRA Holdings                                               2,100     57,572
    Srg Takamiya Co., Ltd.                                     1,100      5,751
    ST Corp.                                                     600     15,057
    St Marc Holdings Co., Ltd.                                 2,700     84,386
    Stanley Electric Co., Ltd.                                 9,700    320,429
    Star Mica Co., Ltd.                                        1,100     31,414
    Star Micronics Co., Ltd.                                   2,200     36,422
    Start Today Co., Ltd.                                      6,900    194,695
    Starts Corp., Inc.                                         5,900    154,164
    Starzen Co., Ltd.                                          1,100     49,281
    Stella Chemifa Corp.                                       1,500     42,165
    Studio Alice Co., Ltd.                                     2,100     49,315
    Sugi Holdings Co., Ltd.                                    2,300    117,352
    Sugimoto & Co., Ltd.                                       1,000     14,743
#   Sumco Corp.                                               13,900    224,959

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sumida Corp.                                               4,200 $   80,339
#   Suminoe Textile Co., Ltd.                                  8,000     22,478
    Sumitomo Corp.                                            34,600    467,682
    Sumitomo Densetsu Co., Ltd.                                1,900     30,261
    Sumitomo Electric Industries, Ltd.                        32,300    522,112
    Sumitomo Forestry Co., Ltd.                               15,300    234,205
    Sumitomo Heavy Industries, Ltd.                           59,000    430,135
    Sumitomo Metal Mining Co., Ltd.                           28,000    422,875
    Sumitomo Mitsui Construction Co., Ltd.                   151,700    164,939
    Sumitomo Mitsui Financial Group, Inc.                     40,400  1,558,866
    Sumitomo Mitsui Trust Holdings, Inc.                       9,900    363,558
    Sumitomo Osaka Cement Co., Ltd.                           60,000    280,849
    Sumitomo Precision Products Co., Ltd.                      6,000     19,508
    Sumitomo Realty & Development Co., Ltd.                   18,000    544,902
    Sumitomo Riko Co., Ltd.                                    5,500     57,530
    Sumitomo Rubber Industries, Ltd.                          18,700    324,261
    Sumitomo Seika Chemicals Co., Ltd.                         1,400     70,388
    Sumitomo Warehouse Co., Ltd. (The)                        20,000    128,155
    Sun Frontier Fudousan Co., Ltd.                            4,700     50,159
    Sun-Wa Technos Corp.                                       1,200     20,420
    Suncall Corp.                                              3,600     20,980
    Sundrug Co., Ltd.                                          2,400     89,406
    Suntory Beverage & Food, Ltd.                              2,000     98,039
    Suruga Bank, Ltd.                                          6,900    166,386
    Suzuden Corp.                                              1,200     14,672
    Suzuken Co., Ltd.                                          7,750    258,826
*   SWCC Showa Holdings Co., Ltd.                             31,000     25,564
    Sysmex Corp.                                               2,600    148,837
    Systena Corp.                                              2,100     48,141
    T Hasegawa Co., Ltd.                                       2,000     42,131
    T RAD Co., Ltd.                                           15,000     47,397
    T&D Holdings, Inc.                                        38,100    562,042
    T&K Toka Co., Ltd.                                         2,800     30,715
    T-Gaia Corp.                                               2,200     44,028
#   Tabuchi Electric Co., Ltd.                                 3,000      9,206
    Tachi-S Co., Ltd.                                          4,400     80,271
    Tachibana Eletech Co., Ltd.                                1,980     28,635
    Tachikawa Corp.                                            1,800     20,966
    Tadano, Ltd.                                              13,000    161,012
    Taihei Dengyo Kaisha, Ltd.                                 4,000     57,809
    Taiheiyo Cement Corp.                                    176,000    660,401
    Taiheiyo Kouhatsu, Inc.                                   24,000     23,061
    Taiho Kogyo Co., Ltd.                                      3,300     46,521
    Taikisha, Ltd.                                             2,200     59,172
    Taiko Bank, Ltd. (The)                                    13,000     27,675
#   Taiko Pharmaceutical Co., Ltd.                               800     16,123
    Taisei Corp.                                              41,000    392,453
    Taisei Lamick Co., Ltd.                                      900     23,755
    Taisho Pharmaceutical Holdings Co., Ltd.                   1,500    112,369
    Taiyo Holdings Co., Ltd.                                   1,300     61,772
    Taiyo Yuden Co., Ltd.                                     19,700    330,803
    Takamatsu Construction Group Co., Ltd.                     1,600     41,978
    Takano Co., Ltd.                                           2,300     24,468

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Takaoka Toko Co., Ltd.                                       1,200 $ 20,089
#   Takara Leben Co., Ltd.                                      21,900  100,464
    Takara Printing Co., Ltd.                                    1,000   14,883
    Takara Standard Co., Ltd.                                    6,100  102,423
    Takasago International Corp.                                 1,500   58,919
    Takasago Thermal Engineering Co., Ltd.                       3,900   65,093
    Takashima & Co., Ltd.                                        6,000   11,694
    Takashimaya Co., Ltd.                                       29,000  265,288
    Take And Give Needs Co., Ltd.                                  700    4,929
    Takeei Corp.                                                 3,700   37,476
    Takeuchi Manufacturing Co., Ltd.                             6,300  122,114
    Takihyo Co., Ltd.                                            3,000   12,623
    Takisawa Machine Tool Co., Ltd.                              7,000   11,165
    Takuma Co., Ltd.                                             7,000   71,692
    Tama Home Co., Ltd.                                          4,700   31,100
    Tamron Co., Ltd.                                             1,800   33,764
    Tamura Corp.                                                 7,000   38,248
#   Tanseisha Co., Ltd.                                          5,400   54,451
    Tatsuta Electric Wire and Cable Co., Ltd.                    4,200   26,926
    Tayca Corp.                                                  4,000   35,379
    TBK Co., Ltd.                                                3,000   13,510
    TDK Corp.                                                   10,900  783,399
    TechMatrix Corp.                                             1,600   26,719
    Techno Ryowa, Ltd.                                           1,600   12,325
    TechnoPro Holdings, Inc.                                     3,500  150,161
    Teijin, Ltd.                                                28,200  565,392
    Teikoku Electric Manufacturing Co., Ltd.                     2,000   20,781
    Teikoku Sen-I Co., Ltd.                                      1,000   18,215
    Teikoku Tsushin Kogyo Co., Ltd.                              8,000   16,674
    Tekken Corp.                                                13,000   39,918
    Tenma Corp.                                                  1,900   38,342
    THK Co., Ltd.                                               10,400  317,551
    TIS, Inc.                                                   10,300  311,367
    TKC Corp.                                                    2,100   61,092
*   Toa Corp.(6894508)                                           2,000   32,655
    Toa Corp.(6894434)                                           3,900   40,673
    Toa Oil Co., Ltd.                                           10,000   13,058
    TOA ROAD Corp.                                               7,000   28,926
    Toagosei Co., Ltd.                                          16,200  195,405
    Tobishima Corp.                                             28,700   43,926
    Tobu Railway Co., Ltd.                                      18,000   95,307
    TOC Co., Ltd.                                                2,400   22,553
    Tocalo Co., Ltd.                                             2,100   80,238
    Tochigi Bank, Ltd. (The)                                     8,000   32,553
    Toda Corp.                                                  19,000  130,619
    Toda Kogyo Corp.                                             8,000   30,353
    Toei Co., Ltd.                                               9,000   91,761
    Toell Co., Ltd.                                              1,900   15,550
    Toenec Corp.                                                 5,000   30,361
    Togami Electric Manufacturing Co., Ltd.                      5,000   21,937
    Toho Bank, Ltd. (The)                                       31,000  108,163
    Toho Co., Ltd.(6895211)                                        600   15,761
    Toho Co., Ltd.(6895200)                                      2,800  100,905

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Toho Gas Co., Ltd.                                        19,000 $  128,759
#   Toho Holdings Co., Ltd.                                    7,200    142,335
#   Toho Titanium Co., Ltd.                                    5,800     44,918
    Toho Zinc Co., Ltd.                                       21,000     90,424
#   Tohoku Bank, Ltd. (The)                                    7,000      9,643
    Tohoku Electric Power Co., Inc.                           10,600    144,402
    Tokai Carbon Co., Ltd.                                    27,200    175,533
    Tokai Corp.                                                1,100     48,606
#   TOKAI Holdings Corp.                                      11,500     88,435
    Tokai Rika Co., Ltd.                                       8,200    150,572
    Tokai Tokyo Financial Holdings, Inc.                      18,900    110,244
    Token Corp.                                                1,310    166,548
    Tokio Marine Holdings, Inc.                               24,100  1,013,483
    Tokushu Tokai Paper Co., Ltd.                              1,400     52,665
*   Tokuyama Corp.                                            63,000    286,213
*   Tokyo Base Co., Ltd.                                         600     28,324
    Tokyo Broadcasting System Holdings, Inc.                   4,100     77,495
    Tokyo Century Corp.                                        7,100    302,418
    Tokyo Dome Corp.                                          13,000    125,121
*   Tokyo Electric Power Co. Holdings, Inc.                   30,900    131,068
    Tokyo Electron Device, Ltd.                                2,000     32,420
    Tokyo Electron, Ltd.                                       2,100    295,339
    Tokyo Energy & Systems, Inc.                               4,400     43,060
    Tokyo Gas Co., Ltd.                                       30,000    159,175
#   Tokyo Keiki, Inc.                                         10,000     26,287
    Tokyo Ohka Kogyo Co., Ltd.                                 3,800    123,697
    Tokyo Rope Manufacturing Co., Ltd.                         2,600     39,815
    Tokyo Seimitsu Co., Ltd.                                   3,500    121,402
    Tokyo Steel Manufacturing Co., Ltd.                       12,900    110,581
    Tokyo Tatemono Co., Ltd.                                  19,700    268,051
    Tokyo Tekko Co., Ltd.                                      5,000     20,580
    Tokyo Theatres Co., Inc.                                   8,000     10,516
    Tokyo TY Financial Group, Inc.                             4,322    115,024
    Tokyu Construction Co., Ltd.                              14,040    112,277
    Tokyu Corp.                                               12,500    183,937
    Tokyu Fudosan Holdings Corp.                              73,643    441,753
#   Tokyu Recreation Co., Ltd.                                 3,000     22,826
    Toli Corp.                                                10,700     34,815
    Tomato Bank, Ltd.                                          1,000     13,939
    Tomoe Corp.                                                5,400     17,882
    Tomoe Engineering Co., Ltd.                                  900     14,796
#   Tomoku Co., Ltd.                                          11,000     38,897
    TOMONY Holdings, Inc.                                     25,400    124,210
    Tomy Co., Ltd.                                             9,900    121,101
    Tonami Holdings Co., Ltd.                                  6,000     23,591
    Topcon Corp.                                               9,900    169,384
    Toppan Forms Co., Ltd.                                     7,500     77,981
    Toppan Printing Co., Ltd.                                 29,000    306,464
    Topre Corp.                                                5,900    155,529
    Topy Industries, Ltd.                                      3,100     95,209
    Toray Industries, Inc.                                    73,300    661,893
    Toridoll Holdings Corp.                                    2,200     61,667
#   Torikizoku Co., Ltd.                                         600     14,036

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Torishima Pump Manufacturing Co., Ltd.                       2,900 $ 29,638
    Tosei Corp.                                                  7,700   60,182
#*  Toshiba Corp.                                               49,000  111,183
    Toshiba Machine Co., Ltd.                                   16,000   75,978
    Toshiba Plant Systems & Services Corp.                       5,200   84,678
    Toshiba TEC Corp.                                           19,000  105,167
    Tosho Co., Ltd.                                                900   41,569
    Tosho Printing Co., Ltd.                                     5,000   24,673
    Tosoh Corp.                                                 57,000  674,887
    Totetsu Kogyo Co., Ltd.                                      4,100  128,011
    TOTO, Ltd.                                                   5,599  225,312
    Tottori Bank, Ltd. (The)                                       300    4,630
    Tow Co., Ltd.                                                  700    5,588
    Towa Bank, Ltd. (The)                                       56,000   62,371
#   Towa Corp.                                                   4,100   63,876
    Towa Pharmaceutical Co., Ltd.                                1,400   67,623
    Toyo Construction Co., Ltd.                                 10,400   44,520
    Toyo Corp.                                                   3,900   37,620
    Toyo Denki Seizo K.K.                                          800   13,960
#   Toyo Engineering Corp.                                      23,000   60,493
    Toyo Ink SC Holdings Co., Ltd.                              26,000  134,718
    Toyo Kanetsu K.K.                                           16,000   52,372
    Toyo Kohan Co., Ltd.                                        10,600   46,595
    Toyo Machinery & Metal Co., Ltd.                             2,800   20,227
    Toyo Securities Co., Ltd.                                    7,000   15,899
    Toyo Seikan Group Holdings, Ltd.                            15,400  252,442
    Toyo Suisan Kaisha, Ltd.                                     3,000  108,990
    Toyo Tanso Co., Ltd.                                         1,400   23,432
    Toyo Tire & Rubber Co., Ltd.                                17,800  365,372
    Toyo Wharf & Warehouse Co., Ltd.                            15,000   25,579
    Toyobo Co., Ltd.                                           136,000  258,958
    Toyoda Gosei Co., Ltd.                                      10,100  238,305
    Toyota Boshoku Corp.                                         8,300  173,341
    Toyota Industries Corp.                                      4,700  252,164
    Toyota Tsusho Corp.                                         17,800  572,235
    TPR Co., Ltd.                                                4,100  129,474
    Trancom Co., Ltd.                                            1,600   79,076
    Transcosmos, Inc.                                            2,600   62,487
    Trend Micro, Inc.                                            3,500  175,043
#   Tri Chemical Laboratories, Inc.                                700   19,218
    Trusco Nakayama Corp.                                        4,600  117,981
    Trust Tech, Inc.                                               700   14,709
    TS Tech Co., Ltd.                                            7,900  234,137
    TSI Holdings Co., Ltd.                                      12,000   86,656
#   Tsubaki Nakashima Co., Ltd.                                    600   12,043
    Tsubakimoto Chain Co.                                       20,000  169,689
    Tsubakimoto Kogyo Co., Ltd.                                  6,000   27,557
#*  Tsudakoma Corp.                                             12,000   20,562
    Tsugami Corp.                                                6,000   48,096
    Tsukada Global Holdings, Inc.                                1,700    9,251
    Tsukishima Kikai Co., Ltd.                                   3,600   40,814
    Tsukuba Bank, Ltd.                                          16,800   50,369
    Tsukui Corp.                                                10,700   64,976

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Tsumura & Co.                                                7,100 $275,952
    Tsuruha Holdings, Inc.                                       1,100  115,413
    Tsurumi Manufacturing Co., Ltd.                              2,000   33,496
    Tsutsumi Jewelry Co., Ltd.                                   1,500   27,142
    TV Asahi Holdings Corp.                                      3,700   67,279
    Tv Tokyo Holdings Corp.                                      1,800   37,448
#*  U-Shin, Ltd.                                                 3,900   26,193
    UACJ Corp.                                                  53,000  156,433
    Ube Industries, Ltd.                                       177,000  479,470
    Uchida Yoko Co., Ltd.                                        1,400   34,857
    UKC Holdings Corp.                                           1,600   24,034
    Ulvac, Inc.                                                  6,500  348,500
    Unicharm Corp.                                               5,900  151,379
    Uniden Holdings Corp.                                       10,000   23,810
    Union Tool Co.                                               1,200   35,624
    Unipres Corp.                                                6,900  160,476
    United Arrows, Ltd.                                          2,500   75,771
    United Super Markets Holdings, Inc.                          6,800   69,003
*   Unitika, Ltd.                                               50,000   35,359
#   Unizo Holdings Co., Ltd.                                     2,800   64,967
    Urbanet Corp. Co., Ltd.                                      3,300   13,196
    Ushio, Inc.                                                 16,700  234,374
    USS Co., Ltd.                                                6,200  125,248
#*  UT Group Co., Ltd.                                           2,700   48,473
#   V Technology Co., Ltd.                                         400   68,481
*   V-Cube, Inc.                                                 4,000   22,516
    Valor Holdings Co., Ltd.                                     6,500  146,899
    Vector, Inc.                                                 2,400   34,931
#*  Vision, Inc.                                                 1,000   24,001
    Vital KSK Holdings, Inc.                                     5,400   43,252
    Voyage Group, Inc.                                           1,100   20,713
    VT Holdings Co., Ltd.                                       16,800   85,878
    Wacoal Holdings Corp.                                       16,000  224,765
    Wakachiku Construction Co., Ltd.                            15,000   23,667
    Wakita & Co., Ltd.                                           5,500   62,029
    Warabeya Nichiyo Holdings Co., Ltd.                          1,700   45,901
    Watahan & Co., Ltd.                                          1,000   21,088
#   WATAMI Co., Ltd.                                             2,300   28,116
    Weathernews, Inc.                                              900   27,986
    Welcia Holdings Co., Ltd.                                    2,130   80,941
#   Wellnet Corp.                                                1,700   21,082
    West Holdings Corp.                                          3,200   24,701
    WIN-Partners Co., Ltd.                                       1,900   24,080
    World Holdings Co., Ltd.                                     1,200   29,197
    Wowow, Inc.                                                  1,000   29,053
    Xebio Holdings Co., Ltd.                                     5,000   94,171
#   YA-MAN, Ltd.                                                   300   23,148
#   YAC Holdings Co., Ltd.                                       1,700   21,085
    Yahagi Construction Co., Ltd.                                5,100   42,261
#   Yahoo Japan Corp.                                           17,800   80,562
    Yakult Honsha Co., Ltd.                                      1,100   74,960
#   Yakuodo Co., Ltd.                                              700   19,119
    YAMABIKO Corp.                                               5,400   65,292

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yamada Denki Co., Ltd.                                  42,300 $    225,918
#   Yamagata Bank, Ltd. (The)                               21,000       95,330
    Yamaguchi Financial Group, Inc.                         17,000      200,087
    Yamaichi Electronics Co., Ltd.                           4,300       83,709
    Yamanashi Chuo Bank, Ltd. (The)                         22,000       89,862
#   Yamatane Corp.                                           1,400       20,724
    Yamato Corp.                                             2,700       16,793
    Yamato Holdings Co., Ltd.                               14,100      283,020
    Yamato International, Inc.                               3,200       13,031
    Yamato Kogyo Co., Ltd.                                   6,000      168,182
    Yamazaki Baking Co., Ltd.                               11,100      222,673
    Yamazen Corp.                                            4,500       46,198
    Yaoko Co., Ltd.                                          3,400      146,704
    Yaskawa Electric Corp.                                  13,900      372,649
    Yasuda Logistics Corp.                                   3,400       23,872
#   Yasunaga Corp.                                           1,100       16,336
    Yellow Hat, Ltd.                                         2,000       51,650
    Yodogawa Steel Works, Ltd.                               3,800      104,488
    Yokogawa Bridge Holdings Corp.                           6,500       98,896
    Yokogawa Electric Corp.                                 16,600      279,377
    Yokohama Reito Co., Ltd.                                 6,900       68,618
    Yokohama Rubber Co., Ltd. (The)                         18,400      370,533
    Yokowo Co., Ltd.                                         1,300       17,186
    Yondoshi Holdings, Inc.                                  1,300       32,651
    Yorozu Corp.                                             2,800       47,262
#   Yoshinoya Holdings Co., Ltd.                             2,400       40,579
    Yuasa Trading Co., Ltd.                                  1,500       48,061
    Yuken Kogyo Co., Ltd.                                    7,000       14,851
#   Yume No Machi Souzou Iinkai Co., Ltd.                    1,900       21,639
#   Yumeshin Holdings Co., Ltd.                              2,600       17,721
    Yurtec Corp.                                             8,000       54,308
    Yusen Logistics Co., Ltd.                                2,600       23,555
    Yushiro Chemical Industry Co., Ltd.                      2,000       27,230
    Yutaka Giken Co., Ltd.                                     200        4,578
    Zenitaka Corp. (The)                                     6,000       25,856
    Zenkoku Hosho Co., Ltd.                                  2,900      124,708
    Zenrin Co., Ltd.                                         3,400      104,638
    Zensho Holdings Co., Ltd.                                9,400      170,038
    Zeon Corp.                                              27,000      336,855
    ZERIA Pharmaceutical Co., Ltd.                           2,300       40,081
*   ZIGExN Co., Ltd.                                         1,700       24,791
    Zojirushi Corp.                                          4,000       41,759
    Zuiko Corp.                                                700       24,697
    Zuken, Inc.                                                500        6,575
                                                                   ------------
TOTAL JAPAN                                                         178,646,990
                                                                   ------------
NETHERLANDS -- (2.7%)
    Aalberts Industries NV                                  17,314      755,957
    ABN AMRO Group NV                                       14,631      413,549
    Accell Group                                             3,291      100,322
    Aegon NV                                               141,260      791,826
    Akzo Nobel NV                                           20,406    1,847,438
*   Altice NV Class A                                        8,629      212,597

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
*   Altice NV Class B                                          3,103 $   76,661
    AMG Advanced Metallurgical Group NV                        5,138    177,364
    Amsterdam Commodities NV                                   3,217     95,560
    APERAM SA                                                  5,781    280,975
    Arcadis NV                                                10,879    222,478
*   ArcelorMittal(BYPBS67)                                    25,949    683,197
#*  ArcelorMittal(03938L203)                                  12,887    337,124
    ASM International NV                                       6,745    405,899
    ASML Holding NV(B908F01)                                   3,081    463,150
    ASML Holding NV(B929F46)                                     886    133,610
    BE Semiconductor Industries NV                             6,146    399,788
#   Beter Bed Holding NV                                       3,857     71,605
#   BinckBank NV                                               7,357     40,468
    Boskalis Westminster                                      14,083    503,702
#   Brunel International NV                                    2,935     45,103
    Coca-Cola European Partners P.L.C.                        10,218    443,493
    Corbion NV                                                12,156    392,594
    Flow Traders                                               2,226     67,405
*   Fugro NV                                                   7,523    120,835
    Gemalto NV(B9MS8P5)                                        7,325    373,144
    Gemalto NV(B011JK4)                                        1,476     75,238
    GrandVision NV                                             2,117     59,824
#*  Heijmans NV                                                3,649     30,860
    Hunter Douglas NV                                            838     73,326
    IMCD Group NV                                              3,147    176,198
    ING Groep NV                                             111,466  2,082,612
#   ING Groep NV Sponsored ADR                                   924     17,307
    Intertrust NV                                              2,090     35,849
    KAS Bank NV                                                2,157     24,886
    Kendrion NV                                                2,103     89,716
    Koninklijke Ahold Delhaize NV                             75,766  1,549,716
#   Koninklijke BAM Groep NV                                  20,355    121,039
#   Koninklijke KPN NV                                       243,597    883,367
    Koninklijke Vopak NV                                      12,232    582,395
    Nederland Apparatenfabriek                                   600     27,560
    NN Group NV                                               21,928    888,826
#*  OCI NV                                                    12,948    277,392
    Ordina NV                                                  9,133     17,066
    Randstad Holding NV                                       16,878  1,017,672
    Refresco Group NV                                          7,710    150,644
    RELX NV                                                   22,194    466,172
    RELX NV Sponsored ADR                                      1,443     30,454
    SBM Offshore NV                                           25,918    448,206
    Sligro Food Group NV                                       3,299    149,216
*   Telegraaf Media Groep NV                                     752      5,358
    TKH Group NV                                               6,420    392,660
*   TomTom NV                                                 16,509    175,240
    Unilever NV(B12T3J1)                                       5,302    308,988
    Unilever NV(904784709)                                    20,396  1,186,435
    Van Lanschot Kempen NV                                     1,759     52,168
#   Wessanen                                                   8,129    143,331

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ -----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                       19,213 $   854,468
TOTAL NETHERLANDS                                                   21,850,033
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                       56,401     187,036
    Air New Zealand, Ltd.                                   91,054     229,235
    Auckland International Airport, Ltd.                    41,736     218,194
    Chorus, Ltd.                                            54,819     183,698
    Contact Energy, Ltd.                                    48,151     193,887
    EBOS Group, Ltd.                                         9,936     134,977
    Fisher & Paykel Healthcare Corp., Ltd.                  30,399     250,485
    Fletcher Building, Ltd.                                 36,610     219,768
#   Fonterra Co-operative Group, Ltd.                        3,264      14,834
    Freightways, Ltd.                                       13,761      82,148
    Genesis Energy, Ltd.                                    33,982      63,302
    Heartland Bank, Ltd.                                    32,413      44,305
    Infratil, Ltd.                                          47,145     109,452
    Kathmandu Holdings, Ltd.                                 8,507      14,509
#   Mainfreight, Ltd.                                       11,918     217,493
    Mercury NZ, Ltd.                                        14,712      38,474
    Meridian Energy, Ltd.                                   15,516      33,564
    Metlifecare, Ltd.                                       23,044      96,754
*   New Zealand Oil & Gas, Ltd.                             38,179      17,193
    New Zealand Refining Co., Ltd. (The)                    13,838      25,658
    NZME, Ltd.                                              18,597      12,956
    NZX, Ltd.                                               15,246      13,497
    Port of Tauranga, Ltd.                                  19,685      69,181
    Restaurant Brands New Zealand, Ltd.                     17,025      82,017
    Ryman Healthcare, Ltd.                                  14,501      96,036
    Scales Corp., Ltd.                                       6,017      15,412
    Skellerup Holdings, Ltd.                                11,366      14,346
    SKY Network Television, Ltd.                            47,578     118,254
    Spark New Zealand, Ltd.                                 92,215     259,734
    Steel & Tube Holdings, Ltd.                              7,891      13,094
    Summerset Group Holdings, Ltd.                          18,682      68,054
    Tilt Renewables, Ltd.                                    3,203       5,198
    Tourism Holdings, Ltd.                                  18,134      58,326
*   Tower, Ltd.                                             17,032      12,023
    Trade Me Group, Ltd.                                    38,216     157,128
    Trustpower, Ltd.                                         7,314      31,866
    Vector, Ltd.                                            12,512      31,974
    Warehouse Group, Ltd. (The)                              9,073      14,719
*   Xero, Ltd.                                               2,235      44,283
    Z Energy, Ltd.                                          16,817      97,771
                                                                   -----------
TOTAL NEW ZEALAND                                                    3,590,835
                                                                   -----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                          50,360      34,930
    AF Gruppen ASA                                             821      15,622
*   Akastor ASA                                             25,280      51,787
    Aker ASA Class A                                         4,254     161,090
    Aker BP ASA                                             11,645     219,973

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
NORWAY -- (Continued)
*   Aker Solutions ASA                                          24,198 $121,024
    American Shipping Co. ASA                                    6,421   20,213
    Atea ASA                                                    14,476  177,496
    Austevoll Seafood ASA                                       16,705  148,387
*   Avance Gas Holding, Ltd.                                    10,487   32,061
#*  Axactor AB                                                  78,581   25,534
    Bakkafrost P/F                                               3,647  143,200
    Bonheur ASA                                                  4,051   41,797
    Borregaard ASA                                              15,336  191,812
    BW LPG, Ltd.                                                13,368   60,278
#*  BW Offshore, Ltd.                                           19,978   61,572
    DNB ASA                                                     30,305  595,326
#*  DNO ASA                                                     64,266   74,958
    Ekornes ASA                                                  3,969   57,573
    Entra ASA                                                    7,186   95,513
#*  Fred Olsen Energy ASA                                        4,932    7,210
    Frontline, Ltd.                                              6,919   40,116
#   Gjensidige Forsikring ASA                                    7,694  133,162
    Grieg Seafood ASA                                            8,925   73,269
#*  Hexagon Composites ASA                                      12,297   43,601
    Hoegh LNG Holdings, Ltd.                                     2,182   24,470
*   Kongsberg Automotive ASA                                    69,568   73,709
*   Kvaerner ASA                                                31,962   46,651
    Leroy Seafood Group ASA                                     17,100   99,254
#   Marine Harvest ASA                                          14,667  273,446
#*  Nordic Semiconductor ASA                                     8,150   40,252
    Norsk Hydro ASA                                             46,682  301,218
#*  Norwegian Air Shuttle ASA                                    5,211  127,944
*   Norwegian Finans Holding ASA                                 5,587   60,021
    Ocean Yield ASA                                              7,359   62,866
*   Odfjell Drilling, Ltd.                                      14,111   38,225
    Odfjell SE Class A                                           3,280   12,358
    Olav Thon Eiendomsselskap ASA                                1,732   37,065
    Opera Software ASA                                           9,437   39,041
    Orkla ASA                                                   10,762  110,860
#*  Petroleum Geo-Services ASA                                  53,508  117,354
*   Prosafe SE                                                   5,041   19,497
#   Protector Forsikring ASA                                    12,346  120,830
#*  REC Silicon ASA                                            334,585   41,068
    Salmar ASA                                                   4,507  117,175
    Scatec Solar ASA                                             7,243   42,494
#   Schibsted ASA Class A                                        2,182   55,665
    Schibsted ASA Class B                                        1,832   42,856
#*  Seadrill, Ltd.(B09RMQ1)                                     15,042    5,615
*   Seadrill, Ltd.(B0HWHV8)                                      8,487    3,129
    Selvaag Bolig ASA                                            5,149   23,898
*   Solstad Farstad ASA                                            578      690
#*  Songa Offshore                                               2,726   12,222
    SpareBank 1 SR-Bank ASA                                     19,091  190,546
    Statoil ASA                                                 44,667  839,475
    Statoil ASA Sponsored ADR                                    3,101   58,175
    Stolt-Nielsen, Ltd.                                          3,909   59,741
    Storebrand ASA                                              43,059  359,165

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
NORWAY -- (Continued)
    Subsea 7 SA                                              31,080 $  460,539
    Telenor ASA                                              10,957    218,740
    TGS NOPEC Geophysical Co. ASA                            15,580    329,247
    Tomra Systems ASA                                         9,964    141,622
    Veidekke ASA                                              5,525     73,035
#   XXL ASA                                                   2,961     28,840
    Yara International ASA                                    5,664    225,122
                                                                    ----------
TOTAL NORWAY                                                         7,561,624
                                                                    ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                            17,850     81,066
#*  Banco Comercial Portugues SA Class R                    506,670    144,421
    CTT-Correios de Portugal SA                              23,536    153,479
    EDP - Energias de Portugal SA                            58,343    207,144
    EDP Renovaveis SA                                        23,708    189,471
    Galp Energia SGPS SA                                     36,078    577,988
    Jeronimo Martins SGPS SA                                 10,651    209,487
    Mota-Engil SGPS SA                                       17,035     47,920
    Navigator Co. SA (The)                                   42,396    182,737
    NOS SGPS SA                                              36,632    233,121
#   REN - Redes Energeticas Nacionais SGPS SA                23,363     75,708
    Semapa-Sociedade de Investimento e Gestao                 3,808     74,013
    Sonae Capital SGPS SA                                    12,527     11,962
    Sonae SGPS SA                                           131,993    151,681
    Teixeira Duarte SA                                       12,108      4,752
                                                                    ----------
TOTAL PORTUGAL                                                       2,344,950
                                                                    ----------
SINGAPORE -- (1.2%)
    Accordia Golf Trust                                      84,700     44,046
    Ascendas India Trust                                     72,000     61,074
*   Banyan Tree Holdings, Ltd.                               45,200     18,338
*   Boustead Projects, Ltd.                                   2,700      1,858
    Boustead Singapore, Ltd.                                 59,700     41,803
    Breadtalk Group, Ltd.                                    12,000     15,498
    Bukit Sembawang Estates, Ltd.                             8,400     42,191
    CapitaLand, Ltd.                                        132,900    361,533
    Centurion Corp., Ltd.                                    37,000     14,063
    China Aviation Oil Singapore Corp., Ltd.                 21,900     26,499
    China Sunsine Chemical Holdings, Ltd.                    43,300     28,484
    Chip Eng Seng Corp., Ltd.                               110,800     59,232
    CITIC Envirotech, Ltd.                                   96,100     53,275
    City Developments, Ltd.                                  21,600    179,294
    ComfortDelGro Corp., Ltd.                               127,300    216,895
    CSE Global, Ltd.                                         44,000     13,467
    CWT, Ltd.                                                36,900     56,335
    Dairy Farm International Holdings, Ltd.                   8,200     66,114
    DBS Group Holdings, Ltd.                                 49,677    792,528
    Del Monte Pacific, Ltd.                                  53,748     12,283
    Delfi, Ltd.                                              26,800     39,637
*   Dyna-Mac Holdings, Ltd.                                  42,000      4,272
#*  Ezion Holdings, Ltd.                                    259,152     45,894
#*  Ezra Holdings, Ltd.                                     190,010      1,164

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                            --------- --------
SINGAPORE -- (Continued)
*   Falcon Energy Group, Ltd.                                  77,000 $  3,067
    Far East Orchard, Ltd.                                     20,100   22,948
    First Resources, Ltd.                                      68,800   94,874
    Food Empire Holdings, Ltd.                                 42,400   20,618
    Fragrance Group, Ltd.                                      64,000    7,751
    Frasers Centrepoint, Ltd.                                  25,800   36,650
    Frencken Group, Ltd.                                       61,500   22,642
    Fu Yu Corp., Ltd.                                         102,100   15,058
*   Gallant Venture, Ltd.                                      52,000    5,302
    Geo Energy Resources, Ltd.                                113,700   21,382
    GL, Ltd.                                                   45,000   24,404
    Global Logistic Properties, Ltd.                           52,300  127,645
    Golden Agri-Resources, Ltd.                             1,003,500  292,200
    Great Eastern Holdings, Ltd.                                1,600   29,505
    GuocoLand, Ltd.                                            34,300   48,198
*   Halcyon Agri Corp., Ltd.                                   43,213   17,557
    Haw Par Corp., Ltd.                                         8,700   67,444
    Hi-P International, Ltd.                                   51,800   38,973
    Ho Bee Land, Ltd.                                          25,500   45,500
    Hong Fok Corp., Ltd.                                       47,700   27,604
    Hong Leong Asia, Ltd.                                      29,800   23,835
    Hong Leong Finance, Ltd.                                   10,500   20,358
    Hongkong Land Holdings, Ltd.                               14,400  108,209
    Hutchison Port Holdings Trust                             796,800  378,243
    Hyflux, Ltd.                                               78,700   27,855
    Indofood Agri Resources, Ltd.                             119,900   43,798
    Japfa, Ltd.                                               100,800   43,104
    Jardine Cycle & Carriage, Ltd.                              3,866  115,118
    k1 Ventures, Ltd.                                          16,400    8,777
    Keppel Corp., Ltd.                                         79,400  375,497
    Keppel Infrastructure Trust                               258,425  104,864
    Lian Beng Group, Ltd.                                      48,000   21,430
    M1, Ltd.                                                   33,700   44,884
    Mandarin Oriental International, Ltd.                      11,800   23,856
    Metro Holdings, Ltd.                                       77,400   66,489
*   Midas Holdings, Ltd.                                      218,800   33,051
*   Nam Cheong, Ltd.                                          118,000    1,741
#*  Noble Group, Ltd.                                         179,160   49,465
    OUE, Ltd.                                                  42,500   62,709
    Oversea-Chinese Banking Corp., Ltd.                        61,460  514,749
    Oxley Holdings, Ltd.                                       87,900   37,590
    Pan-United Corp., Ltd.                                     47,875   19,794
*   Penguin International, Ltd.                                28,666    5,516
    Q&M Dental Group Singapore, Ltd.                           44,700   21,102
    QAF, Ltd.                                                  29,082   28,001
*   Raffles Education Corp., Ltd.                             103,000   14,715
    RHT Health Trust                                          103,300   67,818
    Riverstone Holdings, Ltd.                                  21,800   16,970
    Rotary Engineering, Ltd.                                   10,000    2,654
*   Rowsley, Ltd.                                             277,600   24,344
    SATS, Ltd.                                                 47,000  167,456
    SBS Transit, Ltd.                                           6,200   11,755
    SembCorp Industries, Ltd.                                 184,100  438,446

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
SINGAPORE -- (Continued)
    SembCorp Marine, Ltd.                                    62,600 $   77,794
    Sheng Siong Group, Ltd.                                  39,000     27,194
    SIIC Environment Holdings, Ltd.                         135,500     48,495
    Sinarmas Land, Ltd.                                     175,900     55,109
    Singapore Airlines, Ltd.                                 60,200    461,349
    Singapore Exchange, Ltd.                                 28,200    157,393
#   Singapore Post, Ltd.                                    261,900    254,000
    Singapore Press Holdings, Ltd.                           53,200    114,219
    Singapore Telecommunications, Ltd.(B02PY22)             103,300    302,383
    Singapore Telecommunications, Ltd.(B02PY00)              25,600     74,950
#*  Sino Grandness Food Industry Group, Ltd.                 66,909     10,847
    Stamford Land Corp., Ltd.                                92,500     35,518
    StarHub, Ltd.                                            39,000     78,550
    Sunningdale Tech, Ltd.                                   26,600     39,624
*   Swiber Holdings, Ltd.                                    23,999        361
*   Tat Hong Holdings, Ltd.                                  50,600     13,801
    Tuan Sing Holdings, Ltd.                                103,000     25,410
    UMS Holdings, Ltd.                                       57,500     44,948
    United Engineers, Ltd.                                   84,500    163,235
    United Industrial Corp., Ltd.                            28,100     66,544
    United Overseas Bank, Ltd.                               44,519    787,790
    UOB-Kay Hian Holdings, Ltd.                              30,600     31,155
    UOL Group, Ltd.                                          43,551    253,398
    Valuetronics Holdings, Ltd.                              42,350     25,304
    Venture Corp., Ltd.                                      46,200    448,818
    Vibrant Group, Ltd.                                      65,537     18,641
    Wee Hur Holdings, Ltd.                                   81,000     14,354
    Wheelock Properties Singapore, Ltd.                      35,200     48,556
    Wing Tai Holdings, Ltd.                                  74,600    112,263
*   Yongnam Holdings, Ltd.                                   39,750      6,894
                                                                    ----------
TOTAL SINGAPORE                                                      9,888,189
                                                                    ----------
SPAIN -- (2.9%)
    Abertis Infraestructuras SA                              24,855    490,073
    Acciona SA                                                6,125    523,562
    Acerinox SA                                              12,586    161,580
    ACS Actividades de Construccion y Servicios SA           17,681    677,110
    Adveo Group International SA                                 65        242
    Aena SA                                                   1,756    343,207
    Almirall SA                                               8,069     78,044
    Amadeus IT Group SA                                      15,792    972,059
*   Amper SA                                                158,699     44,759
    Applus Services SA                                       17,806    229,337
    Atresmedia Corp. de Medios de Comunicacion SA             9,147    107,357
    Banco de Sabadell SA                                    410,794    917,353
    Banco Santander SA                                      493,776  3,361,708
    Bankia SA                                                69,284    350,181
    Bankinter SA                                             55,291    538,113
    Bolsas y Mercados Espanoles SHMSF SA                      9,273    340,115
    CaixaBank SA                                            161,819    842,860
    Cellnex Telecom SA                                       18,558    417,413
    Cia de Distribucion Integral Logista Holdings SA          4,145    107,028
    Cie Automotive SA                                         7,701    190,613

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
SPAIN -- (Continued)
    Construcciones y Auxiliar de Ferrocarriles SA             1,770 $   78,703
    Distribuidora Internacional de Alimentacion SA           76,633    516,163
#*  Duro Felguera SA                                          4,050      3,598
    Ebro Foods SA                                             7,228    173,026
*   eDreams ODIGEO SA                                         6,440     22,417
    Elecnor SA                                                5,544     76,401
    Enagas SA                                                21,559    609,322
    Ence Energia y Celulosa SA                               29,445    125,485
    Endesa SA                                                11,727    277,617
    Ercros SA                                                20,301     73,759
    Euskaltel SA                                             10,353    105,856
    Faes Farma SA                                            26,328     83,500
    Ferrovial SA                                             17,905    386,120
    Fluidra SA                                                5,883     51,689
    Gas Natural SDG SA                                       23,915    559,707
    Grupo Catalana Occidente SA                               3,591    159,750
*   Grupo Empresarial San Jose SA                             5,655     25,157
*   Grupo Ezentis SA                                         25,403     21,551
    Iberdrola SA                                            262,600  2,070,063
*   Indra Sistemas SA                                        15,238    235,768
    Industria de Diseno Textil SA                            13,831    549,013
    Inmobiliaria Colonial SA                                 27,706    258,426
    Laboratorios Farmaceuticos Rovi SA                           13        247
#*  Liberbank SA                                             43,582     50,200
    Mapfre SA                                               117,421    437,372
    Mediaset Espana Comunicacion SA                          23,265    293,227
    Melia Hotels International SA                             5,483     84,987
    NH Hotel Group SA                                        16,939    112,852
    Obrascon Huarte Lain SA                                  27,745    116,507
    Papeles y Cartones de Europa SA                           8,742     76,696
*   Pharma Mar SA                                             7,549     34,272
*   Promotora de Informaciones SA Class A                     3,939     14,903
    Prosegur Cia de Seguridad SA                             41,517    283,763
#*  Quabit Inmobiliaria SA(BYYTT70)                           7,938     16,381
    Quabit Inmobiliaria SA(BYVXB02)                             397        822
*   Realia Business SA                                       37,641     48,680
    Red Electrica Corp. SA                                   21,736    465,659
    Repsol SA                                                76,088  1,274,313
*   Sacyr SA                                                 67,057    178,934
    Saeta Yield SA                                            5,552     63,707
    Siemens Gamesa Renewable Energy SA                       21,617    353,679
#*  Solaria Energia y Medio Ambiente SA                       7,125     11,509
    Talgo SA                                                 16,386     94,704
    Tecnicas Reunidas SA                                      3,693    130,958
    Telefonica SA                                           100,211  1,134,685
    Telefonica SA Sponsored ADR                               2,163     24,399
*   Tubacex SA                                                6,641     25,993
*   Tubos Reunidos SA                                         7,475      9,500
    Vidrala SA                                                2,933    228,797
    Viscofan SA                                               5,278    314,008
*   Vocento SA                                                5,909     11,002

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ -----------
SPAIN -- (Continued)
    Zardoya Otis SA                                         22,904 $   240,269
                                                                   -----------
TOTAL SPAIN                                                         23,288,830
                                                                   -----------
SWEDEN -- (2.7%)
    AAK AB                                                   3,627     268,092
    Acando AB                                               15,009      50,566
    AddLife AB                                               1,213      25,003
    AddNode Group AB                                         1,340      11,947
    AddTech AB Class B                                       5,842     113,963
    AF AB Class B                                            4,591     100,563
    Alfa Laval AB                                           10,837     242,029
    Alimak Group AB                                            652      11,304
    Assa Abloy AB Class B                                   17,605     377,151
    Atrium Ljungberg AB Class B                              3,965      67,708
#   Avanza Bank Holding AB                                   2,837     117,053
    Axfood AB                                                6,708     112,974
*   BE Group AB                                              2,614      18,932
    Beijer Alma AB                                           3,709     108,324
    Beijer Ref AB                                            1,333      40,045
    Bergman & Beving AB                                      2,710      33,574
    Bilia AB Class A                                        17,590     169,941
    BillerudKorsnas AB                                      23,937     378,501
    BioGaia AB Class B                                       1,469      54,771
    Bjorn Borg AB                                            2,898      12,026
    Boliden AB                                              30,871     969,165
    Bonava AB                                                  969      16,842
    Bonava AB Class B                                        6,486     113,494
    Bulten AB                                                2,126      32,392
    Bure Equity AB                                           8,535     104,863
#   Byggmax Group AB                                        14,220     114,935
    Castellum AB                                            16,246     252,521
    Catena AB                                                  731      12,646
#   Cavotec SA                                               6,898      26,406
    Clas Ohlson AB Class B                                   6,230     128,074
    Cloetta AB Class B                                      20,574      73,630
    Com Hem Holding AB                                      30,063     439,053
    Concentric AB                                            9,782     153,484
    Dios Fastigheter AB                                     11,486      67,163
    Doro AB                                                  2,536      15,858
    Duni AB                                                  5,891      85,380
#   Dustin Group AB                                          5,014      42,057
    Eastnine AB                                              4,136      35,334
    Elanders AB Class B                                      1,369      16,315
    Electrolux AB Series B                                  10,383     355,051
    Elekta AB Class B                                       11,544     111,109
#*  Eltel AB                                                14,557      46,302
    Enea AB                                                  2,198      21,000
*   Essity AB Class A                                        1,061      30,685
*   Essity AB Class B                                       19,265     558,589
    Fabege AB                                               10,072     198,936
#   Fagerhult AB                                             2,325      30,602
#*  Fastighets AB Balder Class B                             4,239     107,854
    Fenix Outdoor International AG                             365      38,566

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
SWEDEN -- (Continued)
#*  Fingerprint Cards AB Class B                            19,879 $   92,964
    Getinge AB Class B                                      15,028    260,869
    Granges AB                                              11,039    122,023
    Gunnebo AB                                               3,716     19,784
*   Haldex AB                                                5,611     74,895
    Hemfosa Fastigheter AB                                  12,328    151,233
    Hennes & Mauritz AB Class B                             14,140    368,915
    Hexagon AB Class B                                       6,501    321,223
    Hexpol AB                                               21,350    218,366
    HIQ International AB                                     9,640     64,456
#   Hoist Finance AB                                         2,421     26,828
    Holmen AB Class B                                        6,683    301,841
    Hufvudstaden AB Class A                                  5,938    103,359
    Husqvarna AB Class A                                     3,743     37,757
    Husqvarna AB Class B                                    38,587    392,532
#   ICA Gruppen AB                                           3,953    158,393
    Indutrade AB                                            10,578    260,942
#   Intrum Justitia AB                                       8,915    290,088
    Inwido AB                                                4,496     56,522
#   ITAB Shop Concept AB Class B                               846      7,304
    JM AB                                                    9,597    336,846
    KappAhl AB                                              10,381     59,058
#   Karo Pharma AB                                           5,475     28,658
    Klovern AB Class B                                      56,322     71,949
    KNOW IT AB                                               2,964     47,777
    Kungsleden AB                                           17,346    114,092
    Lagercrantz Group AB Class B                             5,507     62,354
    Lifco AB Class B                                         1,426     47,543
    Lindab International AB                                 11,046    116,151
    Loomis AB Class B                                       14,699    546,098
*   Lundin Petroleum AB                                      5,054    115,098
*   Medivir AB Class B                                       2,235     18,534
#   Mekonomen AB                                             3,298     69,453
    Millicom International Cellular SA                       6,814    426,976
#   Modern Times Group MTG AB Class B                        8,916    309,866
*   Momentum Group AB Class B                                2,710     27,943
    MQ Holding AB                                            4,787     18,728
#   Mycronic AB                                              9,725    101,377
    NCC AB Class B                                          10,260    266,962
#*  Net Insight AB Class B                                  41,405     27,188
    New Wave Group AB Class B                                9,925     69,143
    Nibe Industrier AB Class B                              23,396    223,060
    Nobia AB                                                19,935    204,671
    Nobina AB                                               13,489     66,488
    Nolato AB Class B                                        3,468    152,296
    Nordea Bank AB                                          86,091  1,086,286
    OEM International AB Class B                               697     15,283
#   Opus Group AB                                           38,441     33,549
    Pandox AB                                                9,213    165,719
    Peab AB                                                 21,564    253,124
    Platzer Fastigheter Holding AB Class B                   1,813     11,673
    Pricer AB Class B                                       19,106     23,077
    Proact IT Group AB                                         795     20,332

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Probi AB                                                    221 $    10,125
*   Qliro Group AB                                           13,238      27,239
#   Ratos AB Class B                                         33,606     160,541
*   RaySearch Laboratories AB                                 2,357      57,692
#   Recipharm AB Class B                                      3,309      39,751
    Rezidor Hotel Group AB                                    8,921      34,380
    Rottneros AB                                             22,228      19,957
    Sagax AB Class B                                          2,985      37,488
    Sandvik AB                                               38,936     613,577
#*  SAS AB                                                   23,872      57,061
    Scandi Standard AB                                        9,471      67,728
    Sectra AB Class B                                         2,309      43,613
    Securitas AB Class B                                     16,440     273,781
    Semcon AB                                                 1,792      11,866
    Skandinaviska Enskilda Banken AB Class A                 45,159     571,908
    Skandinaviska Enskilda Banken AB Class C                  1,269      15,920
    Skanska AB Class B                                       13,923     316,378
    SkiStar AB                                                3,188      70,887
*   SSAB AB Class A(BPRBWK4)                                  2,180      11,102
*   SSAB AB Class A(B17H0S8)                                 25,913     130,924
*   SSAB AB Class B(BPRBWM6)                                 12,326      51,094
*   SSAB AB Class B(B17H3F6)                                 59,557     245,921
    Svenska Cellulosa AB SCA Class A                          1,061      10,962
    Svenska Cellulosa AB SCA Class B                         19,265     159,512
    Svenska Handelsbanken AB Class A                         42,638     634,628
    Svenska Handelsbanken AB Class B                          1,524      22,728
    Sweco AB Class B                                          4,541     110,905
    Swedbank AB Class A                                      22,740     592,999
*   Swedish Orphan Biovitrum AB                               6,693     101,915
    Swedol AB Class B                                         4,279      15,324
    Systemair AB                                              2,749      46,660
    Tele2 AB Class B                                         27,968     332,869
    Telia Co. AB                                            230,338   1,082,786
    Thule Group AB                                           10,129     197,119
    Trelleborg AB Class B                                    19,046     448,580
    Troax Group AB                                              619      17,407
    Victoria Park AB Class B                                  9,440      32,127
    Wallenstam AB Class B                                    15,307     155,840
    Wihlborgs Fastigheter AB                                  5,650     137,433
                                                                    -----------
TOTAL SWEDEN                                                         21,949,146
                                                                    -----------
SWITZERLAND -- (4.5%)
    ABB, Ltd.                                                74,739   1,750,860
    ABB, Ltd. Sponsored ADR                                   6,352     149,272
    Adecco Group AG                                          14,263   1,088,167
    Allreal Holding AG                                        2,264     411,660
*   Alpiq Holding AG                                            542      45,961
    ALSO Holding AG                                             807     105,532
    ams AG                                                    9,419     678,794
    APG SGA SA                                                  147      66,305
*   Arbonia AG                                                5,508     104,797
    Aryzta AG                                                 8,514     273,597
    Ascom Holding AG                                          3,746      74,190

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Autoneum Holding AG                                          555 $  133,366
    Bachem Holding AG Class B                                    401     44,402
    Baloise Holding AG                                         5,487    881,575
    Bank Cler AG                                                 318     14,288
    Banque Cantonale de Geneve                                   114     18,808
    Banque Cantonale Vaudoise                                    435    314,721
    Belimo Holding AG                                             42    174,146
    Bell Food Group AG                                           130     59,823
    Bellevue Group AG                                          1,525     30,508
#   Berner Kantonalbank AG                                       283     53,601
    BFW Liegenschaften AG                                        476     22,565
    BKW AG                                                     1,274     72,594
    Bobst Group SA                                             1,434    159,655
    Bossard Holding AG Class A                                 1,313    283,937
    Bucher Industries AG                                       1,070    356,789
#   Burckhardt Compression Holding AG                            543    161,281
    Burkhalter Holding AG                                        390     55,255
    Calida Holding AG                                            679     27,307
    Carlo Gavazzi Holding AG                                      71     25,916
    Cembra Money Bank AG                                       3,237    290,376
    Cham Paper Holding AG                                         53     21,699
*   Cicor Technologies, Ltd.                                     460     24,166
    Cie Financiere Richemont SA                               14,895  1,266,226
    Cie Financiere Tradition SA                                  381     35,009
    Clariant AG                                               36,295    843,405
    Coltene Holding AG                                           595     61,549
    Conzzeta AG                                                  194    203,020
    Credit Suisse Group AG                                    24,957    383,631
    Credit Suisse Group AG Sponsored ADR                      76,912  1,180,600
    Daetwyler Holding AG                                       1,315    214,925
    DKSH Holding AG                                            4,027    316,897
    dormakaba Holding AG                                         388    345,841
*   Dufry AG                                                   5,116    815,007
#   EFG International AG                                      11,720     87,026
    Emmi AG                                                      324    228,272
    EMS-Chemie Holding AG                                        318    221,270
    Energiedienst Holding AG                                     346      9,447
#*  Evolva Holding SA                                         22,215     10,570
    Feintool International Holding AG                            276     33,707
    Flughafen Zurich AG                                        3,240    826,326
    Forbo Holding AG                                             199    302,150
    GAM Holding AG                                            28,584    450,655
    Geberit AG                                                 1,255    603,598
    Georg Fischer AG                                             792    900,775
    Givaudan SA                                                  348    692,383
    Gurit Holding AG                                              69     82,909
    Helvetia Holding AG                                          851    475,646
    Hiag Immobilien Holding AG                                   100     12,375
#   HOCHDORF Holding AG                                           96     28,786
    Huber & Suhner AG                                          2,188    155,932
*   Idorsia, Ltd.                                              3,078     57,616
    Implenia AG                                                2,220    164,180
    Inficon Holding AG                                           262    143,686

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
#   Interroll Holding AG                                         118 $  154,717
    Intershop Holding AG                                         103     50,940
    Julius Baer Group, Ltd.                                   14,265    807,499
    Jungfraubahn Holding AG                                      368     43,392
    Kardex AG                                                  1,504    165,767
    Komax Holding AG                                             476    139,040
    Kudelski SA                                                5,386     85,754
    Kuehne + Nagel International AG                            1,563    272,187
    LEM Holding SA                                                50     60,495
    Liechtensteinische Landesbank AG                           1,066     53,906
    Logitech International SA(B18ZRK2)                         5,413    196,465
    Logitech International SA(H50430232)                       9,093    327,712
    Luzerner Kantonalbank AG                                     432    194,253
    MCH Group AG                                                  97      7,703
    Metall Zug AG Class B                                         21     87,871
#*  Meyer Burger Technology AG                                 9,014     14,164
    Mobilezone Holding AG                                      1,960     28,375
    Mobimo Holding AG                                            834    238,081
#   OC Oerlikon Corp. AG                                      32,356    473,399
*   Orascom Development Holding AG                             1,275      8,874
#   Orell Fuessli Holding AG                                      12      1,594
    Orior AG                                                     891     66,426
    Partners Group Holding AG                                    732    475,191
#   Phoenix Mecano AG                                             82     47,705
    Plazza AG Class A                                            139     33,051
    PSP Swiss Property AG                                      3,502    318,645
    Rieter Holding AG                                            545    126,219
#   Romande Energie Holding SA                                     3      4,048
*   Schaffner Holding AG                                          96     31,712
*   Schmolz + Bickenbach AG                                   74,992     68,945
    Schweiter Technologies AG                                    167    219,790
    SFS Group AG                                               1,290    146,750
    SGS SA                                                       181    400,043
    Sonova Holding AG                                          4,752    770,733
#   St Galler Kantonalbank AG                                    340    151,447
    Straumann Holding AG                                         676    381,749
    Sulzer AG                                                  2,207    247,601
    Sunrise Communications Group AG                            6,410    505,518
    Swatch Group AG (The)(7184725)                             1,761    698,695
    Swatch Group AG (The)(7184736)                             3,154    242,934
    Swiss Life Holding AG                                      2,148    783,918
    Swiss Prime Site AG                                        4,533    409,203
    Swiss Re AG                                               10,301    993,142
    Swisscom AG                                                2,036    995,119
    Swissquote Group Holding SA                                  748     21,542
    Tamedia AG                                                   328     50,546
    Temenos Group AG                                           5,716    552,545
    u-blox Holding AG                                          1,120    222,405
*   UBS Group AG(H42097107)                                   60,036  1,046,427
    UBS Group AG(BRJL176)                                     41,411    720,157
    Valiant Holding AG                                         2,794    329,348
    Valora Holding AG                                            483    160,329
#   Vaudoise Assurances Holding SA                               140     77,883

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Vetropack Holding AG                                         21 $    44,343
    Vifor Pharma AG                                           4,540     484,616
    Vontobel Holding AG                                       4,470     297,366
    VP Bank AG                                                  236      29,723
    VZ Holding AG                                               244      78,583
    Walliser Kantonalbank                                        10         985
    Walter Meier AG                                              85       3,953
#   Ypsomed Holding AG                                          385      60,114
    Zehnder Group AG                                          1,200      42,126
#   Zug Estates Holding AG Class B                               17      32,546
    Zuger Kantonalbank AG                                         9      49,747
    Zurich Insurance Group AG                                 5,313   1,619,294
                                                                    -----------
TOTAL SWITZERLAND                                                    36,584,682
                                                                    -----------
UNITED KINGDOM -- (15.8%)
    3i Group P.L.C.                                          69,950     863,542
    4imprint Group P.L.C.                                       875      18,239
    A.G. Barr P.L.C.                                         17,394     137,479
    AA P.L.C.                                                43,403     139,863
    Aberdeen Asset Management P.L.C.                        127,873     555,852
    Acacia Mining P.L.C.                                     23,015      52,944
    Acal P.L.C.                                               2,600      10,765
    Admiral Group P.L.C.                                     14,935     407,426
    Aggreko P.L.C.                                           43,129     482,150
    Air Partner P.L.C.                                        7,429      12,233
*   Aldermore Group P.L.C.                                    7,681      21,987
    Amec Foster Wheeler P.L.C.                               40,909     239,969
*   Anglo American P.L.C.                                    69,458   1,148,955
    Anglo Pacific Group P.L.C.                               20,199      31,213
    Anglo-Eastern Plantations P.L.C.                          1,117      12,455
    Antofagasta P.L.C.                                       35,525     443,637
    Arrow Global Group P.L.C.                                17,271      99,608
    Ashmore Group P.L.C.                                     56,347     267,498
    Ashtead Group P.L.C.                                     49,049   1,053,784
    Associated British Foods P.L.C.                           6,376     249,427
    Auto Trader Group P.L.C.                                 47,724     241,028
    AVEVA Group P.L.C.                                        6,407     167,734
    Aviva P.L.C.                                            159,468   1,133,503
    Avon Rubber P.L.C.                                        2,375      31,364
    B&M European Value Retail SA                            119,110     566,078
    Balfour Beatty P.L.C.                                    54,023     188,051
    Barclays P.L.C.                                          58,005     155,526
    Barclays P.L.C. Sponsored ADR                           101,031   1,084,063
    Barratt Developments P.L.C.                             105,956     860,543
    BBA Aviation P.L.C.                                     112,771     446,003
    Beazley P.L.C.                                           74,609     504,215
    Bellway P.L.C.                                           22,291     938,644
    Berendsen P.L.C.                                         28,023     471,388
    Berkeley Group Holdings P.L.C.                           18,632     859,278
    BGEO Group P.L.C.                                         3,541     161,151
    BHP Billiton P.L.C.                                       9,794     178,584
    BHP Billiton P.L.C. ADR                                  48,655   1,771,529
    Bloomsbury Publishing P.L.C.                              4,964      11,770

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C.                                           30,068 $  360,962
    Bovis Homes Group P.L.C.                                  17,549    234,283
    BP P.L.C.                                                218,392  1,282,780
    BP P.L.C. Sponsored ADR                                   58,087  2,041,173
    Braemar Shipping Services P.L.C.                             266      1,036
    Brewin Dolphin Holdings P.L.C.                            53,338    252,797
    Britvic P.L.C.                                            31,534    296,950
    BT Group P.L.C.                                          193,108    799,138
    BT Group P.L.C. Sponsored ADR                              1,608     33,591
*   BTG P.L.C.                                                21,676    188,435
    Bunzl P.L.C.                                              10,423    314,708
    Burberry Group P.L.C.                                     31,082    701,131
*   Cairn Energy P.L.C.                                       95,158    225,913
*   Cambian Group P.L.C.                                       4,169     10,746
    Cape P.L.C.                                               15,953     55,010
    Capita P.L.C.                                             33,823    293,885
    Capital & Counties Properties P.L.C.                      69,953    265,916
*   Carclo P.L.C.                                              7,329     16,260
    Card Factory P.L.C.                                       31,813    128,526
#   Carillion P.L.C.                                          52,504     39,316
    Carnival P.L.C.                                            1,660    112,044
#   Carnival P.L.C. ADR                                        5,689    382,756
*   Carpetright P.L.C.                                           246        634
    Centamin P.L.C.                                          184,125    403,854
    Centrica P.L.C.                                          269,114    704,990
    Chesnara P.L.C.                                            4,390     22,103
    Cineworld Group P.L.C.                                    30,823    280,246
*   Circassia Pharmaceuticals P.L.C.                          29,532     34,519
    Clarkson P.L.C.                                            1,911     67,451
    Clipper Logistics P.L.C.                                   3,651     20,845
    Close Brothers Group P.L.C.                               26,399    536,770
    CLS Holdings P.L.C.                                       10,731     30,139
    Cobham P.L.C.                                            298,498    522,872
    Coca-Cola HBC AG                                          13,883    419,726
    Communisis P.L.C.                                         36,195     22,734
    Compass Group P.L.C.                                      24,735    527,770
    Computacenter P.L.C.                                      10,772    125,703
    Connect Group P.L.C.                                      18,166     26,606
    Consort Medical P.L.C.                                     3,514     49,382
    Costain Group P.L.C.                                      17,837    110,276
    Countrywide P.L.C.                                        18,971     38,548
    Cranswick P.L.C.                                           6,589    252,270
    Crest Nicholson Holdings P.L.C.                           41,146    292,150
    Croda International P.L.C.                                 9,413    459,310
*   CYBG P.L.C.                                               31,777    111,935
    Daejan Holdings P.L.C.                                       554     47,654
    Daily Mail & General Trust P.L.C.                         32,370    272,244
#   Dairy Crest Group P.L.C.                                  19,989    156,454
    DCC P.L.C.                                                 6,235    548,134
    De La Rue P.L.C.                                          12,322    108,471
    Debenhams P.L.C.                                         140,138     79,510
    Dechra Pharmaceuticals P.L.C.                              8,908    208,425
    Devro P.L.C.                                              34,844     99,260

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
*   Dialight P.L.C.                                            2,572 $   30,692
    Dignity P.L.C.                                             5,002    168,190
    Diploma P.L.C.                                            21,507    306,053
    Direct Line Insurance Group P.L.C.                       185,365    916,093
    Dixons Carphone P.L.C.                                   119,812    425,540
    Domino's Pizza Group P.L.C.                               48,143    169,191
    Drax Group P.L.C.                                         49,169    206,597
    DS Smith P.L.C.                                          102,236    651,257
    Dunelm Group P.L.C.                                        9,332     74,154
    easyJet P.L.C.                                            19,216    313,420
    Electrocomponents P.L.C.                                  61,471    503,110
    Elementis P.L.C.                                          65,132    254,589
*   EnQuest P.L.C.                                           142,691     63,342
    Entertainment One, Ltd.                                   15,464     48,623
    esure Group P.L.C.                                        56,417    220,380
    Euromoney Institutional Investor P.L.C.                    3,971     58,045
*   Evraz P.L.C.                                              44,279    139,159
    Experian P.L.C.                                           32,293    641,541
    Fenner P.L.C.                                             24,333    110,565
    Ferrexpo P.L.C.                                           66,496    208,876
    Fidessa Group P.L.C.                                       6,036    180,123
*   Findel P.L.C.                                              3,077      7,354
*   Firstgroup P.L.C.                                        204,488    311,843
    Foxtons Group P.L.C.                                      38,161     45,208
    Fresnillo P.L.C.                                          10,219    207,386
    G4S P.L.C.                                               196,923    854,785
    Galliford Try P.L.C.                                       8,548    152,852
    Games Workshop Group P.L.C.                                2,440     51,616
*   Gem Diamonds, Ltd.                                        15,725     17,074
    Genus P.L.C.                                               5,542    126,091
    GKN P.L.C.                                               179,485    761,439
    Glencore P.L.C.                                          324,033  1,429,437
    Go-Ahead Group P.L.C.                                      5,374    127,350
*   Gocompare.Com Group P.L.C.                                39,443     58,856
    Grafton Group P.L.C.                                      27,545    278,973
    Grainger P.L.C.                                           42,255    146,615
    Greencore Group P.L.C.                                   104,311    307,887
    Greggs P.L.C.                                             20,531    297,960
*   Gulf Keystone Petroleum, Ltd.                              7,267      9,030
    Gulf Marine Services P.L.C.                                4,251      3,470
    Halfords Group P.L.C.                                     32,123    141,323
    Halma P.L.C.                                              39,042    565,897
    Hargreaves Lansdown P.L.C.                                11,431    207,994
    Harvey Nash Group P.L.C.                                   9,701     12,410
    Hastings Group Holdings P.L.C.                             8,674     35,101
    Hays P.L.C.                                              231,665    509,460
    Headlam Group P.L.C.                                       3,568     27,681
    Helical P.L.C.                                            19,601     89,428
    Henry Boot P.L.C.                                          3,282     13,083
    Hill & Smith Holdings P.L.C.                              15,512    274,167
    Hilton Food Group P.L.C.                                     318      2,837
    Hiscox, Ltd.                                              36,134    619,063
    Hochschild Mining P.L.C.                                  44,167    184,540

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    HomeServe P.L.C.                                          41,536 $  397,034
    Howden Joinery Group P.L.C.                              113,647    637,430
    HSBC Holdings P.L.C.                                      18,391    184,184
#   HSBC Holdings P.L.C. Sponsored ADR                       113,694  5,694,932
*   Hunting P.L.C.                                            23,017    142,452
    Huntsworth P.L.C.                                         16,294     15,850
    Ibstock P.L.C.                                            38,061    128,119
    IG Group Holdings P.L.C.                                  62,381    523,976
*   Imagination Technologies Group P.L.C.                     15,921     30,304
    IMI P.L.C.                                                40,653    645,589
    Inchcape P.L.C.                                           65,432    693,605
    Indivior P.L.C.                                           65,004    329,065
    Informa P.L.C.                                            79,512    729,271
    Inmarsat P.L.C.                                           84,017    859,845
    InterContinental Hotels Group P.L.C.                       5,167    292,391
#   InterContinental Hotels Group P.L.C. ADR                   6,582    373,590
    Intermediate Capital Group P.L.C.                         26,992    322,748
    International Consolidated Airlines Group SA              73,944    563,932
    Interserve P.L.C.                                         23,777     70,755
    Intertek Group P.L.C.                                     12,013    681,441
    Investec P.L.C.                                           67,872    515,351
    IP Group P.L.C.(BZ3T570)                                   2,743         90
*   IP Group P.L.C.(B128J45)                                  35,664     66,973
    ITE Group P.L.C.                                          49,582    118,302
    ITV P.L.C.                                               143,823    328,895
    IWG P.L.C.                                               116,110    503,072
    J Sainsbury P.L.C.                                       206,764    668,046
    James Fisher & Sons P.L.C.                                 9,583    198,370
    Jardine Lloyd Thompson Group P.L.C.                       18,475    289,250
    JD Sports Fashion P.L.C.                                  71,389    337,448
    John Laing Group P.L.C.                                    1,026      4,235
    John Menzies P.L.C.                                       15,125    139,921
    John Wood Group P.L.C.                                    34,524    278,628
    Johnson Matthey P.L.C.                                    17,096    633,615
    Jupiter Fund Management P.L.C.                            75,295    529,762
*   Just Eat P.L.C.                                            9,297     76,151
    Just Group P.L.C.                                         14,055     27,261
*   KAZ Minerals P.L.C.                                       45,328    429,334
    KCOM Group P.L.C.                                        104,171    126,123
    Keller Group P.L.C.                                       10,733    124,811
    Kier Group P.L.C.                                         12,204    207,410
    Kingfisher P.L.C.                                        133,569    518,349
    Laird P.L.C.                                              54,148    106,842
*   Lamprell P.L.C.                                           19,335     25,258
    Lancashire Holdings, Ltd.                                 18,313    175,708
    Laura Ashley Holdings P.L.C.                              59,628      8,070
    Legal & General Group P.L.C.                             340,235  1,204,676
*   Liberty Global P.L.C. Class A                              3,806    128,869
*   Liberty Global P.L.C. Series C                             9,330    305,744
#*  Liberty Global P.L.C. LiLAC Class A                          510     13,117
*   Liberty Global P.L.C. LiLAC Class C                        1,254     32,013
    Lloyds Banking Group P.L.C.                              808,284    698,792
    Lloyds Banking Group P.L.C. ADR                          368,008  1,295,388

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
UNITED KINGDOM -- (Continued)
    London Stock Exchange Group P.L.C.                        6,972 $  345,175
*   Lonmin P.L.C.                                            14,920     16,289
    Lookers P.L.C.                                           48,675     70,507
    Low & Bonar P.L.C.                                       25,791     29,267
    LSL Property Services P.L.C.                              6,199     20,778
    Man Group P.L.C.                                        180,092    380,197
    Marks & Spencer Group P.L.C.                            205,891    875,061
    Marshalls P.L.C.                                         38,080    192,753
    McBride P.L.C.                                           44,516    111,021
    McColl's Retail Group P.L.C.                              4,154     12,791
    Mears Group P.L.C.                                       12,378     80,718
    Meggitt P.L.C.                                           73,202    485,861
    Melrose Industries P.L.C.                               268,035    821,800
    Merlin Entertainments P.L.C.                             64,135    397,124
    Micro Focus International P.L.C.                         21,541    634,356
    Millennium & Copthorne Hotels P.L.C.                     19,124    115,469
    Mitie Group P.L.C.                                       49,951    175,567
    Mondi P.L.C.                                             11,107    292,552
    Moneysupermarket.com Group P.L.C.                        66,769    292,336
    Morgan Advanced Materials P.L.C.                         47,500    187,554
    Morgan Sindall Group P.L.C.                               3,994     72,180
*   Mothercare P.L.C.                                        18,334     24,605
    N Brown Group P.L.C.                                     16,501     67,957
    National Express Group P.L.C.                            57,976    278,670
    National Grid P.L.C.                                      2,232     27,620
    National Grid P.L.C. Sponsored ADR                        8,450    528,199
    NCC Group P.L.C.                                         20,594     52,639
    NEX Group P.L.C.                                         28,350    249,300
    Next P.L.C.                                               4,890    254,893
    Norcros P.L.C.                                            6,916     16,361
    Northgate P.L.C.                                         24,189    137,970
    Novae Group P.L.C.                                        6,589     61,364
#*  Ocado Group P.L.C.                                       51,505    204,611
    Old Mutual P.L.C.                                       242,373    628,638
    On the Beach Group P.L.C.                                 5,178     31,807
    OneSavings Bank P.L.C.                                   22,673    117,965
*   Ophir Energy P.L.C.                                     122,192    117,625
    Oxford Instruments P.L.C.                                 4,959     68,400
    Pagegroup P.L.C.                                         56,199    363,271
    Paragon Group of Cos. P.L.C. (The)                       30,511    174,227
    PayPoint P.L.C.                                           8,942    105,673
*   Paysafe Group P.L.C.                                     66,336    516,308
    Pearson P.L.C.                                           18,631    161,234
    Pearson P.L.C. Sponsored ADR                             25,110    215,946
    Pendragon P.L.C.                                        181,326     71,678
    Pennon Group P.L.C.                                      40,250    427,818
    Persimmon P.L.C.                                         32,656  1,078,984
*   Petra Diamonds, Ltd.                                     87,614    110,439
    Petrofac, Ltd.                                           24,317    143,683
*   Petropavlovsk P.L.C.                                    321,040     31,028
    Pets at Home Group P.L.C.                                33,030     70,913
    Phoenix Group Holdings                                   21,613    217,664
    Photo-Me International P.L.C.                            49,327    106,609

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Polypipe Group P.L.C.                                     34,981 $  185,480
    Porvair P.L.C.                                             1,400      9,400
*   Premier Foods P.L.C.                                     108,282     56,088
#*  Premier Oil P.L.C.                                        89,436     71,550
    Provident Financial P.L.C.                                14,397    391,928
    Prudential P.L.C. ADR                                     37,996  1,860,664
    PZ Cussons P.L.C.                                         23,621    113,155
    Randgold Resources, Ltd.                                   5,206    484,596
    Rathbone Brothers P.L.C.                                   3,427    120,798
*   Raven Russia, Ltd.                                        20,145     12,902
    Redrow P.L.C.                                             39,033    305,019
#   RELX P.L.C. Sponsored ADR                                 28,757    635,817
    Renewi P.L.C.                                             74,274     90,096
    Renishaw P.L.C.                                            4,959    272,577
*   Renold P.L.C.                                              9,728      6,863
    Rentokil Initial P.L.C.                                  127,498    488,638
    Ricardo P.L.C.                                             7,238     73,727
    Rightmove P.L.C.                                           7,525    417,439
    Rio Tinto P.L.C. Sponsored ADR                            62,049  2,939,882
    Robert Walters P.L.C.                                      3,039     19,001
    Rolls-Royce Holdings P.L.C.                              124,927  1,463,760
    Rotork P.L.C.                                            146,597    447,804
*   Royal Bank of Scotland Group P.L.C.                        7,006     22,970
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR         44,187    293,402
    Royal Dutch Shell P.L.C. Class A                          61,153  1,727,057
    Royal Dutch Shell P.L.C. Class B                          13,291    378,635
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A           55,590  3,142,503
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B           42,847  2,479,127
    Royal Mail P.L.C.                                         79,733    423,970
    RPC Group P.L.C.                                          56,662    669,956
    RPS Group P.L.C.                                          25,396     91,356
    RSA Insurance Group P.L.C.                                91,908    791,309
    Saga P.L.C.                                               72,218    198,888
    Sage Group P.L.C. (The)                                   37,789    336,056
    Savills P.L.C.                                            27,971    337,308
    Schroders P.L.C.(0239581)                                  2,285     74,207
    Schroders P.L.C.(0240549)                                 10,536    478,776
    SDL P.L.C.                                                 6,858     58,197
    Senior P.L.C.                                             64,178    210,541
*   Serco Group P.L.C.                                        64,316     94,163
    Servelec Group P.L.C.                                      2,347      8,935
    Severfield P.L.C.                                         33,709     32,975
    Severn Trent P.L.C.                                       13,271    392,389
    SIG P.L.C.                                                71,621    156,440
    Sky P.L.C.                                                38,048    484,889
    Smith & Nephew P.L.C.                                     35,658    620,447
    Smith & Nephew P.L.C. Sponsored ADR                          750     26,437
    Smiths Group P.L.C.                                       37,001    749,450
    Soco International P.L.C.                                 27,557     44,060
    Softcat P.L.C.                                               504      2,652
    Spectris P.L.C.                                           17,283    560,962
    Speedy Hire P.L.C.                                        39,882     28,673
    Spirax-Sarco Engineering P.L.C.                            7,791    571,809

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Spirent Communications P.L.C.                             46,293 $   72,287
#*  Sports Direct International P.L.C.                        33,799    169,102
    SSE P.L.C.                                                77,201  1,404,934
    SSP Group P.L.C.                                          55,691    374,355
    St James's Place P.L.C.                                   44,862    720,589
    St. Ives P.L.C.                                            2,904      2,107
    St. Modwen Properties P.L.C.                              33,164    156,792
    Stagecoach Group P.L.C.                                   46,868    111,479
*   Standard Chartered P.L.C.                                109,555  1,224,635
    Standard Life P.L.C.                                      95,139    547,630
    Sthree P.L.C.                                             11,419     47,917
    Stobart Group, Ltd.                                        6,398     23,242
    SuperGroup P.L.C.                                          7,191    142,196
    Synthomer P.L.C.                                          56,500    365,148
#   TalkTalk Telecom Group P.L.C.                             58,409    138,534
    Tarsus Group P.L.C.                                        5,195     20,553
    Tate & Lyle P.L.C.                                        79,225    702,501
    Taylor Wimpey P.L.C.                                     459,026  1,152,890
    Ted Baker P.L.C.                                           2,796     92,787
    Telecom Plus P.L.C.                                       12,067    182,350
*   Tesco P.L.C.                                             606,926  1,395,028
    Thomas Cook Group P.L.C.                                 265,125    384,114
    Topps Tiles P.L.C.                                        21,095     23,047
    TP ICAP P.L.C.                                            48,564    311,624
    Travis Perkins P.L.C.                                     26,862    538,002
    Trifast P.L.C.                                             6,091     17,808
    Trinity Mirror P.L.C.                                     54,313     74,909
    TT Electronics P.L.C.                                     14,705     41,255
    TUI AG(5666292)                                           17,393    274,251
    TUI AG(B11LJN4)                                           20,624    324,160
*   Tullow Oil P.L.C.                                        157,382    350,042
    U & I Group P.L.C.                                        17,786     44,138
    UBM P.L.C.                                                38,732    369,827
    UDG Healthcare P.L.C.                                     24,106    269,134
    Unilever P.L.C.                                            3,266    186,269
    Unilever P.L.C. Sponsored ADR                             33,461  1,906,942
    United Utilities Group P.L.C.                             34,594    409,956
*   Vectura Group P.L.C.                                      50,294     75,651
    Vedanta Resources P.L.C.                                   7,796     79,181
    Vesuvius P.L.C.                                           23,467    168,196
    Victrex P.L.C.                                            15,039    391,396
    Virgin Money Holdings UK P.L.C.                           13,610     51,209
    Vitec Group P.L.C. (The)                                     435      5,785
    Vodafone Group P.L.C.                                    941,613  2,760,199
    Weir Group P.L.C. (The)                                   12,799    309,794
    WH Smith P.L.C.                                           13,676    317,711
    Whitbread P.L.C.                                           7,172    364,194
    Wincanton P.L.C.                                           8,819     29,925
*   Wizz Air Holdings P.L.C.                                   2,207     75,750
    WM Morrison Supermarkets P.L.C.                          240,713    763,445
    Wolseley P.L.C.                                           10,123    604,411
    Worldpay Group P.L.C.                                     79,989    390,331
    WPP P.L.C.                                                64,405  1,313,462

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Xaar P.L.C.                                            5,723 $     31,912
      XP Power, Ltd.                                           695       24,162
      ZPG P.L.C.                                            25,929      124,912
                                                                   ------------
TOTAL UNITED KINGDOM                                                128,321,294
                                                                   ------------
UNITED STATES -- (0.0%)
*     Janus Henderson Group P.L.C.                          11,107      366,836
                                                                   ------------
TOTAL COMMON STOCKS                                                 770,972,915
                                                                   ------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
*     Biotest AG                                             1,499       40,761
      Draegerwerk AG & Co. KGaA                                845       90,913
      Fuchs Petrolub SE                                      4,354      258,477
      Henkel AG & Co. KGaA                                   1,031      146,039
      Jungheinrich AG                                       10,142      402,455
      Sartorius AG                                           2,083      196,874
      Schaeffler AG                                          3,931       54,807
      STO SE & Co. KGaA                                        292       41,236
                                                                   ------------
TOTAL GERMANY                                                         1,231,562
                                                                   ------------
TOTAL PREFERRED STOCKS                                                1,231,562
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Link Administration Holdings, Ltd. Rights 07/17/17    12,071           --
                                                                   ------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                        16,911           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                        --
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         772,204,477
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                     3,512,014   40,641,030
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $716,550,642)^^                $812,845,507
                                                                   ============

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                               ------------ ------------ ------- ------------
Common Stocks
   Australia                   $     53,116 $ 49,163,277   --    $ 49,216,393
   Austria                               --    5,740,751   --       5,740,751
   Belgium                               --   10,852,786   --      10,852,786
   Canada                        77,440,352           --   --      77,440,352
   China                                 --       14,374   --          14,374
   Denmark                               --   11,365,220   --      11,365,220
   Finland                               --   12,488,140   --      12,488,140
   France                           261,225   61,412,309   --      61,673,534
   Germany                        1,212,959   50,618,931   --      51,831,890
   Hong Kong                         36,897   23,520,953   --      23,557,850
   Ireland                        2,023,780    2,619,651   --       4,643,431
   Israel                           203,463    5,005,270   --       5,208,733
   Italy                            474,846   22,071,206   --      22,546,052
   Japan                             21,480  178,625,510   --     178,646,990
   Netherlands                    2,109,708   19,740,325   --      21,850,033
   New Zealand                           --    3,590,835   --       3,590,835
   Norway                            61,304    7,500,320   --       7,561,624
   Portugal                              --    2,344,950   --       2,344,950
   Singapore                             --    9,888,189   --       9,888,189
   Spain                             24,399   23,264,431   --      23,288,830
   Sweden                           617,217   21,331,929   --      21,949,146
   Switzerland                    2,761,627   33,823,055   --      36,584,682
   United Kingdom                27,185,684  101,135,610   --     128,321,294
   United States                         --      366,836   --         366,836
Preferred Stocks
   Germany                               --    1,231,562   --       1,231,562
Securities Lending Collateral            --   40,641,030   --      40,641,030
                               ------------ ------------   --    ------------
TOTAL                          $114,488,057 $698,357,450   --    $812,845,507
                               ============ ============   ==    ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (93.6%)

BRAZIL -- (5.1%)
    AES Tiete Energia SA(BZ8W2J5)                                 60 $       54
    AES Tiete Energia SA(BZ8W2L7)                            129,215    582,604
*   Aliansce Shopping Centers SA                              54,075    291,327
    Alupar Investimento SA                                    55,725    327,736
    Arezzo Industria e Comercio SA                            23,528    279,166
*   B2W Cia Digital                                           87,829    374,597
    B3 SA - Brasil Bolsa Balcao                              338,610  2,224,933
    Banco Bradesco SA                                        243,466  2,353,969
    Banco do Brasil SA                                       159,974  1,472,334
    Banco Santander Brasil SA                                 93,532    765,149
    BB Seguridade Participacoes SA                           100,848    887,738
    BR Malls Participacoes SA                                387,337  1,639,601
    BR Properties SA                                          11,500     35,957
*   Brasil Brokers Participacoes SA                           95,800     34,408
    BrasilAgro - Co. Brasileira de Propriedades Agricolas     20,100     76,382
#   Braskem SA Sponsored ADR                                  39,869    957,653
*   BRF SA                                                    86,569  1,024,942
    BTG Pactual Group                                         53,165    266,820
    CCR SA                                                   324,503  1,777,386
*   Centrais Eletricas Brasileiras SA                         53,982    233,700
*   Cia Brasileira de Distribuicao                            10,737    249,313
    Cia de Locacao das Americas                                7,600     27,979
    Cia de Saneamento Basico do Estado de Sao Paulo           88,836    955,777
    Cia de Saneamento Basico do Estado de Sao Paulo ADR       37,154    399,777
    Cia de Saneamento de Minas Gerais-COPASA                  35,720    485,453
    Cia Energetica de Minas Gerais                            32,409     90,626
    Cia Hering                                                64,458    444,210
    Cia Paranaense de Energia                                 10,700     72,744
#   Cia Paranaense de Energia Sponsored ADR                    5,293     43,826
*   Cia Siderurgica Nacional SA                               73,600    179,849
#*  Cia Siderurgica Nacional SA Sponsored ADR                356,608    870,124
    Cielo SA                                                 270,550  2,264,451
*   Construtora Tenda SA                                       9,782     49,250
*   Cosan Logistica SA                                        64,837    156,355
    Cosan SA Industria e Comercio                             26,177    303,042
    CPFL Energia SA                                           48,483    417,610
    CVC Brasil Operadora e Agencia de Viagens SA              30,400    347,543
    Cyrela Brazil Realty SA Empreendimentos e Participacoes  170,500    669,239
*   Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                            2,400      7,696
    Direcional Engenharia SA                                  52,200     94,914
    Duratex SA                                               183,395    465,787
    EcoRodovias Infraestrutura e Logistica SA                124,736    427,607
    EDP - Energias do Brasil SA                              153,812    708,797
    Embraer SA Sponsored ADR                                  71,253  1,444,298
    Engie Brasil Energia SA                                   56,349    632,455
    Equatorial Energia SA                                    100,663  1,830,324
    Estacio Participacoes SA                                 204,879  1,340,302
*   Eternit SA                                                66,332     27,440
*   Even Construtora e Incorporadora SA                      145,100    213,112
    Ez Tec Empreendimentos e Participacoes SA                 39,781    249,783
    Fibria Celulose SA                                        88,437    938,155

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Fibria Celulose SA Sponsored ADR                          39,736 $  420,010
    Fleury SA                                                 48,860    470,526
    GAEC Educacao SA                                          15,000     81,726
*   Gafisa SA                                                  9,783     37,175
#   Gafisa SA ADR                                              3,249     24,595
    Gerdau SA                                                 56,767    193,510
    Gerdau SA Sponsored ADR                                  339,773  1,145,035
#*  Gol Linhas Aereas Inteligentes SA ADR                      6,963     98,735
    Grendene SA                                               30,700    260,300
    Guararapes Confeccoes SA                                   5,006    168,384
*   Helbor Empreendimentos SA                                 98,717     70,911
    Hypermarcas SA                                            64,061    575,005
    Iguatemi Empresa de Shopping Centers SA                   18,604    218,951
*   International Meal Co. Alimentacao SA                    104,400    251,094
    Iochpe Maxion SA                                          61,100    330,742
    Itau Unibanco Holding SA                                  96,893  1,027,858
    JBS SA                                                   329,035    812,471
*   JHSF Participacoes SA                                     99,000     58,098
*   JSL SA                                                    45,100    112,087
*   Kepler Weber SA                                            9,972     75,757
    Klabin SA                                                186,153    955,136
    Kroton Educacional SA                                    440,174  2,128,633
*   Light SA                                                  47,598    344,200
    Linx SA                                                   32,400    179,541
    Localiza Rent a Car SA                                    66,098  1,100,097
    Lojas Americanas SA                                       74,288    307,553
    Lojas Renner SA                                          293,596  2,758,626
*   LPS Brasil Consultoria de Imoveis SA                      10,900     15,310
    M Dias Branco SA                                          32,400    527,402
    Magnesita Refratarios SA                                  24,615    275,491
    Mahle-Metal Leve SA                                       21,737    118,571
    Marcopolo SA                                              48,300     39,497
*   Marfrig Global Foods SA                                  123,911    255,106
*   Marisa Lojas SA                                           20,771     39,299
*   Mills Estruturas e Servicos de Engenharia SA              69,900     89,214
    Minerva SA                                                39,917    158,728
    MRV Engenharia e Participacoes SA                        170,559    783,783
    Multiplan Empreendimentos Imobiliarios SA                 20,446    471,294
    Multiplus SA                                              28,500    363,659
    Natura Cosmeticos SA                                      90,600    727,798
    Odontoprev SA                                            160,832    671,004
*   Paranapanema SA                                           82,714     42,970
*   Petro Rio SA                                               2,600     31,200
*   Petroleo Brasileiro SA                                   276,011  1,221,464
*   Petroleo Brasileiro SA Sponsored ADR                     205,156  1,807,424
    Porto Seguro SA                                           66,608    672,840
    Portobello SA                                             54,700     66,482
*   Profarma Distribuidora de Produtos Farmaceuticos SA        7,400     18,723
*   Prumo Logistica SA                                        44,200    155,916
    QGEP Participacoes SA                                     55,700    130,035
    Qualicorp SA                                             157,933  1,661,200
    Raia Drogasil SA                                          76,914  1,701,883
*   Restoque Comercio e Confeccoes de Roupas SA                6,886     81,701

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
*   Rodobens Negocios Imobiliarios SA                         8,300 $    14,613
*   Rumo SA                                                 217,708     721,887
*   Santos Brasil Participacoes SA                          128,300      87,224
    Sao Carlos Empreendimentos e Participacoes SA             8,400      92,287
    Sao Martinho SA                                          94,019     529,438
    Ser Educacional SA                                       35,300     289,681
    SLC Agricola SA                                          34,300     239,347
    Smiles SA                                                34,000     709,689
    Sonae Sierra Brasil SA                                   13,700      87,603
*   Springs Global Participacoes SA                           6,500      21,345
    Sul America SA                                          147,890     832,322
    Technos SA                                               27,855      37,160
*   Tecnisa SA                                               87,908      65,966
    Tegma Gestao Logistica SA                                 8,100      38,080
    Telefonica Brasil SA ADR                                  9,305     138,458
    Tim Participacoes SA                                    191,932     654,884
    Tim Participacoes SA ADR                                 24,081     406,246
    TOTVS SA                                                 43,848     421,842
*   TPI - Triunfo Participacoes e Investimentos SA           12,300      15,935
    Transmissora Alianca de Energia Eletrica SA             141,568   1,054,150
    Tupy SA                                                  32,400     153,774
    Ultrapar Participacoes SA                               111,484   2,645,571
#   Ultrapar Participacoes SA Sponsored ADR                  18,730     443,339
*   Usinas Siderurgicas de Minas Gerais SA                   25,700      85,630
    Vale SA                                                 263,650   2,646,350
#   Vale SA Sponsored ADR                                   104,614   1,049,278
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                           23,392     126,549
    Via Varejo SA                                           104,423     481,872
    WEG SA                                                   72,564     440,734
    Wiz Solucoes e Corretagem de Seguros SA                  35,800     227,313
                                                                    -----------
TOTAL BRAZIL                                                         73,107,611
                                                                    -----------
CHILE -- (1.5%)
    AES Gener SA                                          1,012,657     376,285
    Aguas Andinas SA Class A                              1,254,041     791,247
    Banco de Chile                                        1,936,196     280,094
#   Banco de Chile ADR                                        5,409     462,366
    Banco de Credito e Inversiones                            7,824     472,180
    Banco Santander Chile ADR                                28,607     808,720
    Besalco SA                                              117,040     118,879
    CAP SA                                                   62,823     662,272
    Cencosud SA                                             292,475     832,518
*   Cia Sud Americana de Vapores SA                       6,742,816     312,864
    Colbun SA                                             2,752,270     643,816
    Embotelladora Andina SA Class B ADR                      12,656     346,015
    Empresa Nacional de Telecomunicaciones SA                90,301   1,028,235
*   Empresas AquaChile SA                                   118,998      59,518
    Empresas CMPC SA                                        271,534     693,680
    Empresas COPEC SA                                        62,223     758,983
    Empresas Hites SA                                        72,367      83,527
*   Empresas La Polar SA                                  1,272,578     143,691
    Enel Americas SA                                        405,985      81,985

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Enel Americas SA ADR                                    213,936 $ 2,139,364
    Enel Chile SA                                           163,397     893,782
    Enel Generacion Chile SA                                278,202     216,640
#   Enel Generacion Chile SA ADR                             24,452     570,221
    Engie Energia Chile SA                                  267,675     582,896
    Forus SA                                                 40,582     146,136
    Grupo Security SA                                       224,978      85,173
    Inversiones Aguas Metropolitanas SA                     320,527     559,870
    Inversiones La Construccion SA                           19,567     261,978
    Itau CorpBanca(BYT25P4)                              60,352,225     572,138
#   Itau CorpBanca(45033E105)                                 4,431      64,249
    Latam Airlines Group SA                                  17,159     201,591
    Latam Airlines Group SA Sponsored ADR                   115,551   1,355,413
*   Masisa SA                                             1,158,148      86,444
    Molibdenos y Metales SA                                   3,068      32,319
    Multiexport Foods SA                                    298,922      97,296
    Parque Arauco SA                                        327,263     860,275
    PAZ Corp. SA                                             93,709     111,622
    Ripley Corp. SA                                         551,409     470,971
    SACI Falabella                                          119,161   1,100,890
    Salfacorp SA                                            181,160     238,930
    Sigdo Koppers SA                                        135,554     206,522
    Sociedad Matriz SAAM SA                               2,154,208     230,243
    Sociedad Quimica y Minera de Chile SA Sponsored ADR      28,316   1,164,071
    Socovesa SA                                             139,493      73,204
    SONDA SA                                                172,740     328,259
                                                                    -----------
TOTAL CHILE                                                          21,607,372
                                                                    -----------
CHINA -- (16.7%)
*   21Vianet Group, Inc. ADR                                 24,405     108,846
    361 Degrees International, Ltd.                         336,000     118,209
#*  3SBio, Inc.                                             115,500     144,801
#*  51job, Inc. ADR                                           2,153     106,057
#*  58.com, Inc. ADR                                         13,552     691,830
*   A8 New Media Group, Ltd.                                334,000      19,016
    AAC Technologies Holdings, Inc.                         127,000   1,706,075
#   Agile Group Holdings, Ltd.                              702,749     835,474
    Agricultural Bank of China, Ltd. Class H              3,888,000   1,813,527
    Air China, Ltd. Class H                                 536,000     483,401
    Ajisen China Holdings, Ltd.                             255,000     110,218
*   Alibaba Group Holding, Ltd. Sponsored ADR                66,000  10,226,700
#*  Alibaba Pictures Group, Ltd.                          1,530,000     258,448
*   Aluminum Corp. of China, Ltd. ADR                         8,700     137,460
#*  Aluminum Corp. of China, Ltd. Class H                   534,000     334,562
    AMVIG Holdings, Ltd.                                    138,000      40,124
#   Angang Steel Co., Ltd. Class H                          316,000     256,103
    Anhui Conch Cement Co., Ltd. Class H                    291,500   1,076,889
    Anhui Expressway Co., Ltd. Class H                      172,000     129,791
    Anta Sports Products, Ltd.                              307,000   1,052,492
*   Anxin-China Holdings, Ltd.                              784,000       7,247
    Asia Cement China Holdings Corp.                        158,000      53,360
*   AVIC International Holding HK, Ltd.                     950,000      46,847
    AVIC International Holdings, Ltd. Class H               100,000      51,308

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   BAIC Motor Corp., Ltd. Class H                           381,500 $  342,968
*   Baidu, Inc. Sponsored ADR                                 14,137  3,199,910
    BAIOO Family Interactive, Ltd.                           216,000     17,147
    Bank of China, Ltd. Class H                            9,653,356  4,747,641
    Bank of Chongqing Co., Ltd. Class H                      182,500    158,132
    Bank of Communications Co., Ltd. Class H                 955,580    706,830
    Baoxin Auto Group, Ltd.                                   34,500     17,580
*   Baoye Group Co., Ltd. Class H                            100,000     77,527
    BBMG Corp. Class H                                       409,282    206,037
    Beijing Capital International Airport Co., Ltd.
      Class H                                                404,000    635,824
    Beijing Capital Land, Ltd. Class H                       448,000    236,117
*   Beijing Enterprises Medical & Health Group, Ltd.       1,158,000     72,604
    Beijing Enterprises Water Group, Ltd.                  1,074,000    891,191
    Beijing Jingneng Clean Energy Co., Ltd. Class H          482,000    139,321
#   Beijing North Star Co., Ltd. Class H                     224,000     90,834
*   Beijing Properties Holdings, Ltd.                        636,000     30,101
    Beijing Urban Construction Design & Development Group
      Co., Ltd. Class H                                       56,000     36,889
#   Best Pacific International Holdings, Ltd.                134,000     73,224
    Billion Industrial Holdings, Ltd.                         16,000     11,318
#*  Bitauto Holdings, Ltd. ADR                                11,240    355,184
    Bloomage Biotechnology Corp., Ltd.                        50,000     93,607
#*  Boer Power Holdings, Ltd.                                 96,000     28,128
    Bosideng International Holdings, Ltd.                  1,098,000     96,919
#*  Boyaa Interactive International, Ltd.                     88,000     36,114
#   Brilliance China Automotive Holdings, Ltd.               340,000    860,206
    BYD Electronic International Co., Ltd.                   248,000    625,590
*   C C Land Holdings, Ltd.                                  879,187    200,173
#*  C.banner International Holdings, Ltd.                    128,000     51,269
    Cabbeen Fashion, Ltd.                                     64,000     17,601
#   Canvest Environmental Protection Group Co., Ltd.         122,000     66,670
#*  Capital Environment Holdings, Ltd.                     1,064,000     40,825
#*  CAR, Inc.                                                247,000    215,002
    Carrianna Group Holdings Co., Ltd.                       102,000     12,010
    CECEP COSTIN New Materials Group, Ltd.                   186,000      2,679
*   Central China Real Estate, Ltd.                          273,194     82,161
#   Central China Securities Co., Ltd. Class H                41,000     18,652
*   Century Sunshine Group Holdings, Ltd.                    680,000     23,531
#*  CGN Meiya Power Holdings Co., Ltd.                       440,000     63,611
#   CGN Power Co., Ltd. Class H                            1,231,000    336,895
    Changshouhua Food Co., Ltd.                              110,000     54,866
*   Changyou.com, Ltd. ADR                                     2,707    114,587
    Chaowei Power Holdings, Ltd.                             282,000    159,792
*   Cheetah Mobile, Inc. ADR                                   4,678     51,645
*   Chigo Holding, Ltd.                                    1,680,000     21,073
#   China Aerospace International Holdings, Ltd.             998,000    127,648
    China Agri-Industries Holdings, Ltd.                     924,800    413,978
#   China Aircraft Leasing Group Holdings, Ltd.               64,000     74,771
#   China All Access Holdings, Ltd.                          266,000     78,300
#   China Animation Characters Co., Ltd.                     144,000     57,330
#   China Aoyuan Property Group, Ltd.                        495,000    211,978
    China BlueChemical, Ltd. Class H                         753,143    212,207
*   China Chengtong Development Group, Ltd.                1,142,000     67,131
    China Cinda Asset Management Co., Ltd. Class H         1,739,000    722,566

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                    882,000 $   571,702
#   China Coal Energy Co., Ltd. Class H                     559,000     275,933
    China Communications Services Corp., Ltd. Class H       636,800     345,890
    China Construction Bank Corp. Class H                16,184,990  13,438,631
    China Datang Corp. Renewable Power Co., Ltd. Class H    690,000      82,071
#   China Dongxiang Group Co., Ltd.                       1,138,000     211,106
*   China Dynamics Holdings, Ltd.                           980,000      19,430
    China Eastern Airlines Corp., Ltd. Class H              392,000     216,014
#   China Electronics Corp. Holdings Co., Ltd.              162,000      23,392
    China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                  252,000      22,565
    China Energy Engineering Corp., Ltd. Class H            188,000      34,403
    China Everbright Bank Co., Ltd. Class H                 642,000     311,281
    China Everbright International, Ltd.                    543,000     708,079
    China Everbright, Ltd.                                  332,000     756,088
#*  China Evergrande Group                                1,442,000   4,010,471
*   China Fiber Optic Network System Group, Ltd.            396,000      13,309
    China Financial Services Holdings, Ltd.                 182,000      16,070
*   China Fire Safety Enterprise Group, Ltd.                380,000      21,143
#   China Foods, Ltd.                                       394,000     181,382
    China Galaxy Securities Co., Ltd. Class H               494,000     435,056
    China Gas Holdings, Ltd.                                434,000   1,049,786
*   China Glass Holdings, Ltd.                              200,000      18,420
    China Greenfresh Group Co., Ltd.                        158,000      29,725
#   China Greenland Broad Greenstate Group Co., Ltd.        184,000      46,217
    China Hanking Holdings, Ltd.                            191,000      26,645
#*  China Harmony New Energy Auto Holding, Ltd.             252,500     121,647
*   China High Precision Automation Group, Ltd.              73,000       2,138
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                   89,000      96,095
#   China Hongqiao Group, Ltd.                              488,000     330,350
#   China Huarong Asset Management Co., Ltd. Class H        451,000     184,123
    China Huishan Dairy Holdings Co., Ltd.                  231,000         231
*   China Huiyuan Juice Group, Ltd.                         296,000      92,023
    China International Capital Corp., Ltd. Class H         126,800     201,754
    China International Marine Containers Group Co.,
      Ltd. Class H                                           97,000     202,740
*   China ITS Holdings Co., Ltd.                            164,000      12,594
    China Jinmao Holdings Group, Ltd.                     1,591,120     738,565
    China Lesso Group Holdings, Ltd.                        406,000     286,144
#   China Life Insurance Co., Ltd. ADR                       57,804     917,928
    China Life Insurance Co., Ltd. Class H                  124,000     391,896
    China Lilang, Ltd.                                      171,000     114,666
*   China Longevity Group Co., Ltd.                          30,000         987
    China Longyuan Power Group Corp., Ltd. Class H          694,000     507,547
#   China Maple Leaf Educational Systems, Ltd.              128,000     102,516
#   China Medical System Holdings, Ltd.                     348,000     593,669
    China Meidong Auto Holdings, Ltd.                       100,000      34,316
    China Mengniu Dairy Co., Ltd.                           410,000     797,944
    China Merchants Bank Co., Ltd. Class H                  757,598   2,487,602
    China Merchants Land, Ltd.                              584,000     124,621
    China Merchants Port Holdings Co., Ltd.                 308,590     968,771
    China Merchants Securities Co., Ltd. Class H             22,600      35,685
    China Minsheng Banking Corp., Ltd. Class H              788,100     792,047
    China Mobile, Ltd.                                      460,500   4,922,352
    China Mobile, Ltd. Sponsored ADR                        155,765   8,322,524

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   China Molybdenum Co., Ltd. Class H                       279,000 $  151,615
    China National Materials Co., Ltd. Class H               500,000    202,675
*   China New Town Development Co., Ltd.                     416,254     18,117
#   China NT Pharma Group Co., Ltd.                          198,000     43,043
*   China Nuclear Industry 23 International Corp., Ltd.      114,000     21,461
#*  China Ocean Resources Co., Ltd.                           49,842     33,405
*   China Oceanwide Holdings, Ltd.                           120,000     10,592
    China Oil & Gas Group, Ltd.                            1,990,000    137,469
#   China Oilfield Services, Ltd. Class H                    392,000    333,983
    China Overseas Grand Oceans Group, Ltd.                  406,500    238,251
    China Overseas Land & Investment, Ltd.                   966,000  3,272,603
#   China Overseas Property Holdings, Ltd.                   602,000    109,334
    China Pacific Insurance Group Co., Ltd. Class H          162,400    715,567
    China Pioneer Pharma Holdings, Ltd.                      119,000     38,557
    China Power Clean Energy Development Co., Ltd.           150,000     93,224
    China Power International Development, Ltd.            1,063,000    364,373
*   China Properties Group, Ltd.                             128,000     32,239
    China Railway Construction Corp., Ltd. Class H           482,500    636,806
    China Railway Group, Ltd. Class H                        374,000    297,196
    China Railway Signal & Communication Corp., Ltd.
      Class H                                                277,000    216,454
*   China Rare Earth Holdings, Ltd.                          771,200     59,091
    China Reinsurance Group Corp. Class H                    733,000    171,588
    China Resources Cement Holdings, Ltd.                    708,000    421,164
    China Resources Gas Group, Ltd.                          242,000    916,491
    China Resources Land, Ltd.                               756,222  2,426,646
    China Resources Power Holdings Co., Ltd.                 425,903    810,974
#*  China Ruifeng Renewable Energy Holdings, Ltd.            288,000     25,412
*   China Rundong Auto Group, Ltd.                            23,000     12,410
    China Sanjiang Fine Chemicals Co., Ltd.                  181,000     57,141
    China SCE Property Holdings, Ltd.                        527,600    257,973
*   China Shanshui Cement Group, Ltd.                              7          4
#*  China Shengmu Organic Milk, Ltd.                         243,000     44,778
    China Shenhua Energy Co., Ltd. Class H                   668,884  1,663,796
    China Shineway Pharmaceutical Group, Ltd.                124,000    124,035
#   China Silver Group, Ltd.                                 180,000     33,174
#   China Singyes Solar Technologies Holdings, Ltd.          209,999     79,749
#   China South City Holdings, Ltd.                        1,134,000    246,588
    China Southern Airlines Co., Ltd. Class H                314,000    239,005
    China Southern Airlines Co., Ltd. Sponsored ADR            6,230    237,550
    China State Construction International Holdings, Ltd.    511,919    825,930
    China Suntien Green Energy Corp., Ltd. Class H           647,000    136,608
*   China Taifeng Beddings Holdings, Ltd.                    134,000      3,474
    China Taiping Insurance Holdings Co., Ltd.               357,612  1,073,829
#   China Telecom Corp., Ltd. ADR                             16,175    772,680
    China Telecom Corp., Ltd. Class H                         16,000      7,605
    China Tian Lun Gas Holdings, Ltd.                         79,500     48,558
    China Traditional Chinese Medicine Holdings Co., Ltd.    450,000    238,804
#   China Travel International Investment Hong Kong, Ltd.    924,000    274,391
*   China Unicom Hong Kong, Ltd.                           1,380,000  2,000,063
*   China Unicom Hong Kong, Ltd. ADR                          98,464  1,435,605
    China Vanke Co., Ltd. Class H                            272,500    802,902
#   China Vast Industrial Urban Development Co., Ltd.         61,000     24,266
    China Water Affairs Group, Ltd.                          296,000    161,389

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#*  China Water Industry Group, Ltd.                         324,000 $   70,479
    China Wood Optimization Holding, Ltd.                     44,000     12,169
    China XLX Fertiliser, Ltd.                                69,000     18,223
*   China Yurun Food Group, Ltd.                             581,000     75,096
    China ZhengTong Auto Services Holdings, Ltd.             347,500    342,805
#   China Zhongwang Holdings, Ltd.                           659,118    327,984
    Chinasoft International, Ltd.                            312,000    170,970
    Chongqing Machinery & Electric Co., Ltd. Class H         476,000     61,471
    Chongqing Rural Commercial Bank Co., Ltd. Class H        862,000    635,129
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                    92,000     12,004
    Chu Kong Shipping Enterprise Group Co., Ltd.             132,000     32,581
    CIFI Holdings Group Co., Ltd.                          1,118,000    636,170
#*  CIMC Enric Holdings, Ltd.                                174,000    124,531
*   CITIC Dameng Holdings, Ltd.                              235,000     13,975
#   CITIC Resources Holdings, Ltd.                           840,000     94,534
    CITIC Securities Co., Ltd. Class H                       272,500    552,480
    CITIC, Ltd.                                              679,433  1,032,317
#   Citychamp Watch & Jewellery Group, Ltd.                  286,000     61,819
    Clear Media, Ltd.                                         24,000     28,279
#   CNOOC, Ltd. Sponsored ADR                                 20,782  2,336,936
#*  Cogobuy Group                                            152,000     90,510
#   Colour Life Services Group Co., Ltd.                     109,000     77,037
    Comba Telecom Systems Holdings, Ltd.                     626,533     85,854
*   Comtec Solar Systems Group, Ltd.                         278,000     10,148
    Concord New Energy Group, Ltd.                         1,414,648     60,583
    Consun Pharmaceutical Group, Ltd.                        122,000     98,855
#*  Coolpad Group, Ltd.                                    1,352,000     94,640
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H   459,654    258,553
    COSCO SHIPPING Ports, Ltd.                               512,126    626,424
*   Coslight Technology International Group Co., Ltd.         78,000     35,038
#   Cosmo Lady China Holdings Co., Ltd.                      176,000     65,725
    Country Garden Holdings Co., Ltd.                      1,606,000  2,242,215
    CP Pokphand Co., Ltd.                                  1,626,000    151,884
    CPMC Holdings, Ltd.                                      150,000     74,248
#   CRCC High-Tech Equipment Corp., Ltd. Class H             100,500     36,368
    CSPC Pharmaceutical Group, Ltd.                        1,118,000  1,742,208
#   CT Environmental Group, Ltd.                             882,000    157,924
*   Ctrip.com International, Ltd. ADR                         28,355  1,693,644
*   DaChan Food Asia, Ltd.                                    57,000      4,963
    Dah Chong Hong Holdings, Ltd.                            370,000    190,319
    Dalian Port PDA Co., Ltd. Class H                        266,799     48,807
*   Daphne International Holdings, Ltd.                      418,000     37,453
*   Datang International Power Generation Co., Ltd.
      Class H                                                644,000    219,115
    Dawnrays Pharmaceutical Holdings, Ltd.                   124,000     74,597
*   DBA Telecommunication Asia Holdings, Ltd.                112,000        941
*   Differ Group Holding Co., Ltd.                           206,000     15,288
#*  Digital China Holdings, Ltd.                             305,000    200,187
#*  Dongfang Electric Corp., Ltd. Class H                    109,600    116,441
    Dongjiang Environmental Co., Ltd. Class H                 34,800     49,968
    Dongyue Group, Ltd.                                      485,000    226,020
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                 88,000     43,451
*   eHi Car Services, Ltd. Sponsored ADR                       1,400     13,272
    Embry Holdings, Ltd.                                      14,000      4,482

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    ENN Energy Holdings, Ltd.                                176,000 $1,194,836
    Essex Bio-technology, Ltd.                                53,000     28,827
    EVA Precision Industrial Holdings, Ltd.                  342,000     48,561
    Everbright Securities Co., Ltd. Class H                   19,400     26,305
    Fantasia Holdings Group Co., Ltd.                        787,500    114,815
#   Far East Horizon, Ltd.                                   375,000    319,488
    First Tractor Co., Ltd. Class H                           98,000     46,616
*   Forgame Holdings, Ltd.                                     4,800      8,846
#   Fosun International, Ltd.                                339,955    514,753
#   Fu Shou Yuan International Group, Ltd.                   296,000    182,157
    Fufeng Group, Ltd.                                       444,400    271,557
#*  Fuguiniao Co., Ltd. Class H                               51,000      4,750
#   Fullshare Holdings, Ltd.                                 879,983    351,462
#   Future Land Development Holdings, Ltd.                   666,000    276,967
    Fuyao Glass Industry Group Co., Ltd. Class H              71,200    242,357
#*  GCL-Poly Energy Holdings, Ltd.                         5,026,000    533,488
    Geely Automobile Holdings, Ltd.                        1,065,000  2,459,222
    Gemdale Properties & Investment Corp., Ltd.              190,000     19,188
    GF Securities Co., Ltd. Class H                          130,600    263,095
*   Glorious Property Holdings, Ltd.                       1,043,000    117,436
    Golden Eagle Retail Group, Ltd.                          169,000    218,629
    Goldlion Holdings, Ltd.                                   92,152     40,215
#   Goldpac Group, Ltd.                                       85,000     28,055
#   GOME Electrical Appliances Holding, Ltd.               4,168,940    501,343
*   Good Friend International Holdings, Inc.                  22,000      5,405
#*  Grand Baoxin Auto Group, Ltd.                             52,823     26,865
#   Greatview Aseptic Packaging Co., Ltd.                    357,000    205,576
    Greenland Hong Kong Holdings, Ltd.                       384,000    142,313
#   Greentown China Holdings, Ltd.                           294,500    378,144
    Guangdong Investment, Ltd.                               560,000    788,054
*   Guangdong Land Holdings, Ltd.                            142,000     31,260
    Guangdong Yueyun Transportation Co., Ltd. Class H         50,000     32,637
    Guangshen Railway Co., Ltd. Class H                       84,000     43,218
    Guangshen Railway Co., Ltd. Sponsored ADR                  6,762    174,189
    Guangzhou Automobile Group Co., Ltd. Class H             139,740    300,288
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                            20,000     52,707
    Guangzhou R&F Properties Co., Ltd. Class H               392,400    700,595
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                235,000     16,546
    Guolian Securities Co., Ltd. Class H                      36,500     18,433
#   Guorui Properties, Ltd.                                   51,000     15,467
*   Haichang Ocean Park Holdings, Ltd.                       266,000     57,542
    Haier Electronics Group Co., Ltd.                        311,000    800,818
    Haitian International Holdings, Ltd.                     164,000    469,818
    Haitong Securities Co., Ltd. Class H                     290,400    462,500
*   Hanergy Thin Film Power Group, Ltd.                    1,016,000      5,096
*   Harbin Bank Co., Ltd. Class H                            120,000     38,211
#*  Health and Happiness H&H International Holdings, Ltd.     71,000    229,255
    Hengan International Group Co., Ltd.                     221,500  1,688,967
*   Hengdeli Holdings, Ltd.                                  967,200     97,733
*   Hengshi Mining Investments, Ltd.                          78,000     21,556
*   Hi Sun Technology China, Ltd.                            333,000     61,265
#   Hilong Holding, Ltd.                                     497,000     85,041
    HKC Holdings, Ltd.                                        42,723     33,305

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  HNA Holding Group Co., Ltd.                              960,000 $   34,400
    HNA Infrastructure Co., Ltd. Class H                      65,000     52,610
*   Honghua Group, Ltd.                                    1,068,000     95,657
#   Honworld Group, Ltd.                                      25,500     12,955
    Hopefluent Group Holdings, Ltd.                           42,000     17,139
#   Hopewell Highway Infrastructure, Ltd.                    267,972    164,605
    Hopson Development Holdings, Ltd.                        293,000    281,147
#   HOSA International, Ltd.                                 186,000     57,601
*   Hua Han Health Industry Holdings, Ltd.                 1,184,000     15,068
    Hua Hong Semiconductor, Ltd.                              87,000    117,886
#   Huadian Fuxin Energy Corp., Ltd. Class H                 782,000    173,013
    Huadian Power International Corp., Ltd. Class H          382,000    161,234
    Huaneng Power International, Inc. Class H                352,000    248,123
    Huaneng Power International, Inc. Sponsored ADR            6,108    173,773
    Huaneng Renewables Corp., Ltd. Class H                 1,584,000    482,186
    Huatai Securities Co., Ltd. Class H                      129,800    260,436
    Huishang Bank Corp., Ltd. Class H                        228,000    110,936
#*  Hydoo International Holding, Ltd.                        136,000     15,666
#*  IMAX China Holding, Inc.                                  30,600     80,818
    Industrial & Commercial Bank of China, Ltd. Class H   10,534,017  7,360,718
    Inspur International, Ltd.                                45,000     10,082
*   JD.com, Inc. ADR                                          30,300  1,368,651
#   Jiangnan Group, Ltd.                                     488,000     36,834
    Jiangsu Expressway Co., Ltd. Class H                     270,000    391,736
    Jiangxi Copper Co., Ltd. Class H                         307,000    559,619
#*  JinkoSolar Holding Co., Ltd. ADR                           6,690    184,778
    Joy City Property, Ltd.                                  398,000     58,527
    Ju Teng International Holdings, Ltd.                     316,000    127,331
    K Wah International Holdings, Ltd.                       140,892     84,672
*   Kai Yuan Holdings, Ltd.                                1,320,000     10,635
#*  Kaisa Group Holdings, Ltd.                               709,000    271,064
    Kangda International Environmental Co., Ltd.             250,000     49,244
*   Kasen International Holdings, Ltd.                       254,000     41,929
    Kingboard Chemical Holdings, Ltd.                        281,400  1,266,899
    Kingboard Laminates Holdings, Ltd.                       341,473    475,888
#*  Kingdee International Software Group Co., Ltd.           390,000    162,012
#*  Koradior Holdings, Ltd.                                   52,000     45,873
#   Kunlun Energy Co., Ltd.                                1,200,000  1,196,253
    KWG Property Holding, Ltd.                               510,330    378,702
*   Labixiaoxin Snacks Group, Ltd.                            73,000      6,640
    Lai Fung Holdings, Ltd.                                1,735,000     53,256
    Le Saunda Holdings, Ltd.                                  92,400     17,632
    Lee & Man Chemical Co., Ltd.                              28,000     15,904
    Lee & Man Paper Manufacturing, Ltd.                      566,000    602,762
#   Lee's Pharmaceutical Holdings, Ltd.                       83,500     66,095
    Legend Holdings Corp. Class H                             68,600    179,402
    Lenovo Group, Ltd.                                     2,398,000  1,483,275
    Leoch International Technology, Ltd.                     148,000     32,385
#*  Leyou Technologies Holdings, Ltd.                        450,000    109,972
*   Li Ning Co., Ltd.                                        208,500    164,235
#*  Lianhua Supermarket Holdings Co., Ltd. Class H           163,200     66,311
#*  Lifestyle China Group, Ltd.                               90,000     36,826
#*  Lifetech Scientific Corp.                                762,000    167,679

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Livzon Pharmaceutical Group, Inc. Class H                 16,640 $   91,534
    Logan Property Holdings Co., Ltd.                        312,000    270,402
    Longfor Properties Co., Ltd.                             395,500    992,546
*   LongiTech Smart Energy Holding, Ltd.                      61,000     22,007
    Lonking Holdings, Ltd.                                   817,000    266,341
#   Luye Pharma Group, Ltd.                                  299,000    169,484
#   LVGEM China Real Estate Investment Co., Ltd.              92,000     25,201
#*  Maanshan Iron & Steel Co., Ltd. Class H                  464,000    224,713
    Maoye International Holdings, Ltd.                       583,000     58,915
*   MIE Holdings Corp.                                       368,000     34,827
    MIN XIN Holdings, Ltd.                                    66,000     49,778
*   Mingfa Group International Co., Ltd.                     374,000     14,365
    Minmetals Land, Ltd.                                     347,644     44,916
    Minth Group, Ltd.                                        230,000  1,059,039
#*  MMG, Ltd.                                              1,110,000    493,778
    MOBI Development Co., Ltd.                               100,000     14,681
#*  Munsun Capital Group, Ltd.                             2,650,000     30,531
#   Nan Hai Corp., Ltd.                                    2,400,000     81,392
*   Nature Home Holding Co., Ltd.                             19,000      2,578
    NetEase, Inc. ADR                                         12,473  3,882,595
    New China Life Insurance Co., Ltd. Class H                73,200    471,764
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                           10,059    801,300
*   New World Department Store China, Ltd.                   209,000     53,177
    Nexteer Automotive Group, Ltd.                           320,000    551,317
    Nine Dragons Paper Holdings, Ltd.                        466,000    693,326
*   Noah Holdings, Ltd. ADR                                    6,520    208,510
*   North Mining Shares Co., Ltd.                          2,880,000     51,586
#*  NQ Mobile, Inc. Class A ADR                               15,317     52,384
    NVC Lighting Holdings, Ltd.                              403,000     44,835
#*  O-Net Technologies Group, Ltd.                            65,000     41,943
#*  Ourgame International Holdings, Ltd.                      93,000     23,904
    Overseas Chinese Town Asia Holdings, Ltd.                154,000     74,678
#*  Ozner Water International Holding, Ltd.                  147,000     37,020
#   Pacific Online, Ltd.                                     219,000     40,915
    Parkson Retail Group, Ltd.                               656,500    105,748
#   PAX Global Technology, Ltd.                              299,000    198,274
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                              1,243,000    578,448
    Phoenix Satellite Television Holdings, Ltd.              230,000     34,131
    PICC Property & Casualty Co., Ltd. Class H             1,188,388  2,210,826
    Ping An Insurance Group Co. of China, Ltd. Class H     1,144,000  8,468,017
    Poly Culture Group Corp., Ltd. Class H                    19,200     43,007
#*  Poly Property Group Co., Ltd.                            889,111    466,241
#   Pou Sheng International Holdings, Ltd.                   403,687     80,019
    Powerlong Real Estate Holdings, Ltd.                     493,000    230,232
*   Prosperity International Holdings HK, Ltd.               700,000     10,103
#*  PW Medtech Group, Ltd.                                   223,000     50,822
#   Q Technology Group Co., Ltd.                             103,000    110,924
    Qingdao Port International Co., Ltd. Class H             147,000     83,179
    Qingling Motors Co., Ltd. Class H                        234,000     78,754
*   Qinhuangdao Port Co., Ltd. Class H                       209,500     66,433
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                  24,300      7,119
*   Qunxing Paper Holdings Co., Ltd.                         124,416      6,021
*   Real Nutriceutical Group, Ltd.                           445,000     21,634

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Red Star Macalline Group Corp., Ltd. Class H              62,200 $   64,566
#*  Redco Properties Group, Ltd.                             422,000    161,524
#*  Renhe Commercial Holdings Co., Ltd.                    6,579,854    145,653
    Road King Infrastructure, Ltd.                            98,000    128,911
#*  Ronshine China Holdings, Ltd.                             36,000     39,473
#*  Sany Heavy Equipment International Holdings Co., Ltd.    344,000     65,564
*   Scud Group, Ltd.                                         206,000      5,143
#   Seaspan Corp.                                             18,764    125,719
#*  Semiconductor Manufacturing International Corp.          810,400    888,350
*   Semiconductor Manufacturing International Corp. ADR       35,721    197,537
    Shandong Chenming Paper Holdings, Ltd. Class H           105,500    161,634
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                                348,000    280,438
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H          52,000     47,073
#   Shanghai Dasheng Agricultural Finance Technology Co.,
      Ltd. Class H                                           616,000     55,941
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                                 30,000     20,181
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                            83,000     45,945
    Shanghai Industrial Urban Development Group, Ltd.        736,000    178,859
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                           522,000    149,552
    Shanghai La Chapelle Fashion Co., Ltd. Class H             9,600     12,166
    Shanghai Prime Machinery Co., Ltd. Class H               278,000     59,369
*   Shanghai Zendai Property, Ltd.                         1,390,000     22,068
    Shengjing Bank Co., Ltd. Class H                          82,500     73,439
*   Shengli Oil & Gas Pipe Holdings, Ltd.                    144,000      6,265
    Shenguan Holdings Group, Ltd.                            550,000     32,696
    Shenzhen Expressway Co., Ltd. Class H                    214,000    191,091
    Shenzhen International Holdings, Ltd.                    292,125    500,052
    Shenzhen Investment, Ltd.                              1,207,078    554,090
#   Shenzhou International Group Holdings, Ltd.              137,000    915,180
    Shimao Property Holdings, Ltd.                           539,856  1,075,414
*   Shougang Concord International Enterprises Co., Ltd.   1,338,000     47,046
    Shougang Fushan Resources Group, Ltd.                  1,016,000    235,250
    Shui On Land, Ltd.                                     1,537,521    383,614
#*  Shunfeng International Clean Energy, Ltd.                438,000     23,791
    Sichuan Expressway Co., Ltd. Class H                     284,000    117,345
    Sihuan Pharmaceutical Holdings Group, Ltd.             1,240,000    521,789
*   Silver Grant International Industries, Ltd.              220,000     34,877
    Sino Biopharmaceutical, Ltd.                           1,274,000  1,124,727
*   Sino Oil And Gas Holdings, Ltd.                        4,435,000     98,195
    Sino-Ocean Group Holdings, Ltd.                          877,003    490,063
#*  Sinofert Holdings, Ltd.                                  996,000    137,506
*   Sinolink Worldwide Holdings, Ltd.                        322,000     44,480
*   SinoMedia Holding, Ltd.                                  118,644     27,319
    Sinopec Kantons Holdings, Ltd.                           234,000    141,301
    Sinopec Shanghai Petrochemical Co., Ltd. Class H       1,012,000    575,085
    Sinopharm Group Co., Ltd. Class H                        231,600    969,357
#   Sinosoft Technology Group, Ltd.                          238,800     71,674
    Sinotrans Shipping, Ltd.                                 573,173    143,681
    Sinotrans, Ltd. Class H                                  604,000    306,718
    Sinotruk Hong Kong, Ltd.                                 263,500    276,294
*   Skyfame Realty Holdings, Ltd.                            104,000     15,983
    Skyworth Digital Holdings, Ltd.                          721,193    386,397
#   SMI Holdings Group, Ltd.                                 351,200    184,433
    SOHO China, Ltd.                                         908,912    495,144

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
#*  Sohu.com, Inc.                                            7,562 $   429,748
*   Sound Global, Ltd.                                            1          --
*   Sparkle Roll Group, Ltd.                                456,000      33,839
    Springland International Holdings, Ltd.                 239,000      46,219
#*  SPT Energy Group, Inc.                                  270,000      17,936
*   SRE Group, Ltd.                                       2,226,857      51,831
    SSY Group, Ltd.                                         799,719     352,967
    Sun Art Retail Group, Ltd.                              688,000     560,239
    Sun King Power Electronics Group                         96,000      22,084
#   Sunac China Holdings, Ltd.                              550,000   1,463,113
    Sunny Optical Technology Group Co., Ltd.                163,000   1,937,083
    Symphony Holdings, Ltd.                                 550,000      48,547
    TAL Education Group ADR                                   5,160     808,933
    Tarena International, Inc. ADR                            9,242     178,371
#*  Taung Gold International, Ltd.                        3,250,000      28,680
    TCC International Holdings, Ltd.                        654,692     299,115
#*  TCL Multimedia Technology Holdings, Ltd.                149,000      73,416
*   Tech Pro Technology Development, Ltd.                 1,644,000      17,254
#*  Technovator International, Ltd.                         168,000      51,966
    Tencent Holdings, Ltd.                                  675,400  26,957,890
    Tenfu Cayman Holdings Co., Ltd.                          34,000      11,313
*   Tesson Holdings, Ltd.                                    78,000      11,578
    Texhong Textile Group, Ltd.                             125,000     134,347
#*  Tian An China Investment Co., Ltd.                      122,000      82,744
    Tian Shan Development Holdings, Ltd.                    104,000      42,203
    Tiande Chemical Holdings, Ltd.                           52,000      14,768
    Tiangong International Co., Ltd.                        536,000      56,214
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                           40,000      25,667
    Tianjin Development Holdings, Ltd.                       80,000      46,237
    Tianjin Port Development Holdings, Ltd.                 744,000     123,721
    Tianneng Power International, Ltd.                      292,000     231,552
    Tianyi Summi Holdings, Ltd.                             108,000      15,345
    Tingyi Cayman Islands Holding Corp.                     604,000     769,070
    Tomson Group, Ltd.                                      110,256      56,704
#   Tong Ren Tang Technologies Co., Ltd. Class H            176,000     255,104
#   Tongda Group Holdings, Ltd.                           1,240,000     359,700
    Tonly Electronics Holdings, Ltd.                         22,200      23,171
    Top Spring International Holdings, Ltd.                  39,000      12,422
    Towngas China Co., Ltd.                                 405,826     286,104
    TPV Technology, Ltd.                                    401,412      92,849
    Travelsky Technology, Ltd. Class H                      146,500     387,913
    Trigiant Group, Ltd.                                    190,000      27,206
#   Truly International Holdings, Ltd.                      641,140     214,800
#   Uni-President China Holdings, Ltd.                      466,966     362,638
#*  United Energy Group, Ltd.                             1,616,000      58,908
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                     39,500      31,426
    Vinda International Holdings, Ltd.                       45,000      84,860
*   Vipshop Holdings, Ltd. ADR                               90,055   1,107,677
#   Want Want China Holdings, Ltd.                        1,625,000   1,097,429
#   Wasion Group Holdings, Ltd.                             176,000      77,886
#   Weichai Power Co., Ltd. Class H                         605,120     582,402
*   Weiqiao Textile Co. Class H                             172,500      94,875
    Welling Holding, Ltd.                                   450,800      97,920

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
*   West China Cement, Ltd.                                864,000 $    123,819
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                  72,500       72,609
    Xiamen International Port Co., Ltd. Class H            360,000       70,448
#*  Xinchen China Power Holdings, Ltd.                     128,000       19,634
    Xingda International Holdings, Ltd.                    383,393      165,878
*   Xingfa Aluminium Holdings, Ltd.                         48,000       35,271
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                               75,000       62,366
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              145,340      165,229
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H      236,000       32,872
#   Xinyi Solar Holdings, Ltd.                           1,066,000      335,481
#   XTEP International Holdings, Ltd.                      227,500       84,696
*   Yanchang Petroleum International, Ltd.               2,200,000       51,764
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                           44,000       95,577
    Yanzhou Coal Mining Co., Ltd. Class H                  226,000      222,312
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR              9,082       88,731
#*  Yashili International Holdings, Ltd.                   245,000       44,185
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                               19,200       47,145
    Yida China Holdings, Ltd.                               36,000       10,116
    Yip's Chemical Holdings, Ltd.                           88,000       36,596
#*  Yirendai, Ltd. ADR                                      16,057      614,341
*   Youyuan International Holdings, Ltd.                   142,920       54,887
*   Yuanda China Holdings, Ltd.                            334,000        6,270
    Yuexiu Property Co., Ltd.                            3,067,292      576,619
#   Yuexiu Transport Infrastructure, Ltd.                  198,752      148,508
    Yunnan Water Investment Co., Ltd. Class H               92,000       40,721
    Yuzhou Properties Co., Ltd.                            581,200      345,079
*   YY, Inc. ADR                                            11,570      827,255
#   Zhaojin Mining Industry Co., Ltd. Class H              247,500      203,465
    Zhejiang Expressway Co., Ltd. Class H                  370,000      461,588
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                               53,200       32,719
*   Zhong An Real Estate, Ltd.                             245,000       79,999
    Zhongsheng Group Holdings, Ltd.                        244,500      535,082
    Zhuhai Holdings Investment Group, Ltd.                  82,000       11,952
    Zhuzhou CRRC Times Electric Co., Ltd. Class H           82,750      393,679
    Zijin Mining Group Co., Ltd. Class H                 1,206,000      437,327
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                         422,800      215,189
*   ZTE Corp. Class H                                       76,720      197,018
                                                                   ------------
TOTAL CHINA                                                         239,950,147
                                                                   ------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA                                     107,812      550,228
    Banco de Bogota SA                                       9,610      219,160
    Bancolombia SA                                          49,720      509,499
    Bancolombia SA Sponsored ADR                            17,367      759,633
    Celsia SA ESP                                          129,994      206,344
    Cementos Argos SA                                       94,704      377,403
*   Cemex Latam Holdings SA                                 76,893      280,675
    Constructora Conconcreto SA                              2,809          964
    Corp. Financiera Colombiana SA                          23,065      223,376
    Ecopetrol SA                                         1,443,837      674,502
#   Ecopetrol SA Sponsored ADR                              28,974      270,617
    Empresa de Energia de Bogota SA ESP                    339,656      225,214
*   Empresa de Telecomunicaciones de Bogota                193,442       37,896

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
COLOMBIA -- (Continued)
    Grupo Argos SA                                            25,849 $  185,938
    Grupo Aval Acciones y Valores SA                          12,451    110,191
    Grupo de Inversiones Suramericana SA                      33,797    475,581
    Grupo Nutresa SA                                          36,828    329,291
    Interconexion Electrica SA ESP                           136,072    623,369
    Mineros SA                                                 5,269      4,676
                                                                     ----------
TOTAL COLOMBIA                                                        6,064,557
                                                                     ----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                  63,342  1,149,194
    Komercni banka A.S.                                       11,092    477,869
    O2 Czech Republic A.S.                                    22,482    287,553
    Pegas Nonwovens SA                                         4,854    223,580
    Unipetrol A.S.                                            17,641    235,624
                                                                     ----------
TOTAL CZECH REPUBLIC                                                  2,373,820
                                                                     ----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR           213,565    987,111
    Egyptian Financial Group-Hermes Holding Co. GDR            1,061      2,708
                                                                     ----------
TOTAL EGYPT                                                             989,819
                                                                     ----------
GREECE -- (0.3%)
    Aegean Airlines SA                                        14,009    137,056
*   Alpha Bank AE                                             11,944     28,633
    Athens Water Supply & Sewage Co. SA (The)                  9,282     67,974
    Bank of Greece                                                93      1,491
*   Ellaktor SA                                               37,044     72,198
*   FF Group                                                  11,777    282,158
    Fourlis Holdings SA                                       16,770    115,008
*   GEK Terna Holding Real Estate Construction SA             19,516     87,330
    Hellenic Exchanges--Athens Stock Exchange SA              17,189    108,231
    Hellenic Petroleum SA                                     13,422    124,102
    Hellenic Telecommunications Organization SA               61,926    789,674
*   HOLDING Co. ADMIE IPTO SA                                 23,407     56,527
*   Intracom Holdings SA                                      23,370     16,133
    JUMBO SA                                                  30,650    513,273
*   Lamda Development SA                                      10,911     86,236
*   Marfin Investment Group Holdings SA                      371,966     59,187
    Motor Oil Hellas Corinth Refineries SA                    20,574    463,240
*   Mytilineos Holdings SA                                    22,976    228,244
*   National Bank of Greece SA                                18,817      7,607
*   Piraeus Bank SA                                            3,803      1,045
    Piraeus Port Authority SA                                    988     18,485
*   Public Power Corp. SA                                     23,407     61,907
    Terna Energy SA                                           15,305     70,598
    Titan Cement Co. SA                                        9,067    252,556
                                                                     ----------
TOTAL GREECE                                                          3,648,893
                                                                     ----------
HONG KONG -- (0.0%)
    Goodbaby International Holdings, Ltd.                    135,000     66,158

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Microport Scientific Corp.                                36,000 $   28,372
                                                                     ----------
TOTAL HONG KONG                                                          94,530
                                                                     ----------
HUNGARY -- (0.4%)
    Magyar Telekom Telecommunications P.L.C.                 246,191    444,857
    MOL Hungarian Oil & Gas P.L.C.                            23,705  2,054,422
    OTP Bank P.L.C.                                           77,999  2,902,646
                                                                     ----------
TOTAL HUNGARY                                                         5,401,925
                                                                     ----------
INDIA -- (11.5%)
*   3M India, Ltd.                                               549    114,671
*   8K Miles Software Services, Ltd.                           1,219     10,359
*   Aarti Industries                                          15,698    236,796
*   Aban Offshore, Ltd.                                       10,760     30,960
    ABB India, Ltd.                                            6,497    144,068
    Abbott India, Ltd.                                           207     14,441
    ACC, Ltd.                                                 15,857    428,822
    Adani Enterprises, Ltd.                                   75,237    162,260
    Adani Ports & Special Economic Zone, Ltd.                215,794  1,334,298
*   Adani Power, Ltd.                                        523,616    272,879
*   Adani Transmissions, Ltd.                                100,132    194,604
*   Aditya Birla Capital, Ltd.                                79,868    192,800
*   Aditya Birla Fashion and Retail, Ltd.                    134,550    362,830
    Aegis Logistics, Ltd.                                     65,034    191,598
    Agro Tech Foods, Ltd.                                      1,273     10,197
*   Ahluwalia Contracts India Ltd.                             2,080      9,074
    AIA Engineering, Ltd.                                     15,815    356,032
    Ajanta Pharma, Ltd.                                       12,996    283,054
    Akzo Nobel India, Ltd.                                     6,702    185,929
    Alembic Pharmaceuticals, Ltd.                             27,495    228,584
    Alembic, Ltd.                                             31,584     20,199
    Alkem Laboratories, Ltd.                                   1,366     38,774
*   Allahabad Bank                                            86,468    101,473
*   Allcargo Logistics, Ltd.                                  27,460     73,526
    Amara Raja Batteries, Ltd.                                18,632    242,576
    Ambuja Cements, Ltd.                                     148,597    609,237
*   Amtek Auto, Ltd.                                          52,973     23,453
    Anant Raj, Ltd.                                           45,218     44,644
    Andhra Bank                                              120,102    107,238
*   Apar Industries, Ltd.                                      7,842     96,004
    APL Apollo Tubes, Ltd.                                       713     17,652
    Apollo Tyres, Ltd.                                       164,832    683,635
*   Arvind SmartSpaces, Ltd.                                   1,100      2,454
    Arvind, Ltd.                                              84,021    478,624
    Asahi India Glass, Ltd.                                    9,483     43,177
*   Ashiana Housing, Ltd.                                      4,261     12,165
    Ashok Leyland, Ltd.                                      586,806    998,230
    Ashoka Buildcon, Ltd.                                     18,406     53,292
    Asian Paints, Ltd.                                        79,471  1,441,797
    Astral Polytechnik, Ltd.                                   4,783     46,593
    Atul, Ltd.                                                 6,092    209,192
    Axis Bank, Ltd.                                          358,285  2,906,756

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Bajaj Auto, Ltd.                                          30,874 $1,352,956
    Bajaj Corp., Ltd.                                         29,693    185,013
    Bajaj Electricals, Ltd.                                    9,242     46,955
    Bajaj Finance, Ltd.                                       87,789  2,332,684
    Bajaj Finserv, Ltd.                                       19,590  1,527,920
*   Bajaj Hindusthan Sugar, Ltd.                             170,130     42,026
    Bajaj Holdings & Investment, Ltd.                         15,624    589,221
    Balkrishna Industries, Ltd.                               22,976    585,408
*   Ballarpur Industries, Ltd.                               146,169     37,817
    Balmer Lawrie & Co., Ltd.                                 28,524    111,584
    Balrampur Chini Mills, Ltd.                               71,718    183,642
    Bank of Baroda                                           179,914    466,155
*   Bank of India                                            125,648    325,053
*   Bank Of Maharashtra                                       36,741     16,816
    Bannari Amman Sugars, Ltd.                                   894     29,276
    Bata India, Ltd.                                          18,862    173,074
    BEML, Ltd.                                                 6,432    173,364
    Berger Paints India, Ltd.                                106,165    410,442
*   BGR Energy Systems, Ltd.                                   7,400     17,334
*   Bharat Financial Inclusion, Ltd.                          13,479    177,170
    Bharat Forge, Ltd.                                        55,054    984,668
    Bharat Petroleum Corp., Ltd.                             160,821  1,180,598
    Bharti Airtel, Ltd.                                      368,062  2,408,485
    Bharti Infratel, Ltd.                                    111,930    698,141
    Biocon, Ltd.                                              70,994    426,810
    Birla Corp., Ltd.                                          9,090    134,825
    Blue Star, Ltd.                                           14,558    157,336
    Bodal Chemicals, Ltd.                                      4,208     12,002
    Bombay Dyeing & Manufacturing Co., Ltd.                   56,090     72,665
    Bosch, Ltd.                                                  893    337,039
*   Brigade Enterprises, Ltd.                                 10,446     45,823
    Britannia Industries, Ltd.                                 5,616    340,956
    Can Fin Homes, Ltd.                                        3,033    145,963
    Canara Bank                                               66,273    379,710
    Capital First, Ltd.                                        4,257     51,115
    Caplin Point Laboratories, Ltd.                           12,240    129,991
    Carborundum Universal, Ltd.                               31,169    165,210
    Care Ratings, Ltd.                                         8,973    226,011
    Castrol India, Ltd.                                       32,130    200,733
    CCL Products India, Ltd.                                  23,282    103,054
    Ceat, Ltd.                                                13,404    391,574
*   Century Plyboards India, Ltd.                             37,659    173,445
    Century Textiles & Industries, Ltd.                        8,283    153,494
    Cera Sanitaryware, Ltd.                                    1,579     72,552
    CESC, Ltd.                                                33,832    497,547
*   CG Power and Industrial Solutions, Ltd.                  196,701    260,362
    Chambal Fertilizers and Chemicals, Ltd.                   64,407    135,784
    Chennai Petroleum Corp., Ltd.                             22,713    137,010
*   Chennai Super Kings Cricket, Ltd.                        130,176        856
    Cholamandalam Investment and Finance Co., Ltd.            14,306    267,529
    City Union Bank, Ltd.                                     53,566    150,266
    Clariant Chemicals India, Ltd.                             4,445     46,772
    Coal India, Ltd.                                          99,333    386,546

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Colgate-Palmolive India, Ltd.                             32,523 $  547,886
    Container Corp. Of India, Ltd.                            15,676    279,267
    Coromandel International, Ltd.                            43,846    308,347
*   Corp. Bank                                                99,087     78,326
    Cox & Kings, Ltd.                                         51,200    226,410
    CRISIL, Ltd.                                               8,791    254,298
    Crompton Greaves Consumer Electricals, Ltd.              196,701    670,140
    Cummins India, Ltd.                                       15,021    231,128
    Cyient, Ltd.                                              23,996    196,301
    Dabur India, Ltd.                                         77,781    374,650
*   Dalmia Bharat, Ltd.                                       23,291    965,857
    DB Corp., Ltd.                                            11,786     69,077
*   DB Realty, Ltd.                                           62,003     42,819
    DCB Bank, Ltd.                                            90,090    274,302
    DCM Shriram, Ltd.                                         26,469    152,747
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.           12,197     68,216
    Deepak Nitrite, Ltd.                                      14,093     35,894
*   DEN Networks, Ltd.                                        39,169     51,609
*   Dena Bank                                                122,178     65,032
    Dewan Housing Finance Corp., Ltd.                         95,892    682,826
    Dhampur Sugar Mills, Ltd.                                 12,410     47,164
*   Dhanuka Agritech, Ltd.                                     1,140     13,330
*   Dish TV India, Ltd.                                      176,773    229,257
*   Dishman Carbogen Amcis, Ltd.                              29,404    138,056
*   Divi's Laboratories, Ltd.                                 41,416    434,312
*   DLF, Ltd.                                                164,792    495,514
    Dredging Corp. Of India, Ltd.                              3,050     29,763
*   Dynamatic Technologies, Ltd.                               1,869     69,937
    eClerx Services, Ltd.                                     12,250    248,335
    Edelweiss Financial Services, Ltd.                       182,269    581,202
    Eicher Motors, Ltd.                                        2,874  1,350,350
    EID Parry India, Ltd.                                     39,453    207,838
    EIH, Ltd.                                                 44,017     94,478
    Electrosteel Castings, Ltd.                               34,724     17,855
    Elgi Equipments, Ltd.                                      2,347      8,669
    Emami, Ltd.                                               24,719    427,909
    Engineers India, Ltd.                                     67,636    167,416
    Entertainment Network India, Ltd.                          2,514     35,708
*   Eros International Media, Ltd.                            11,209     38,692
    Escorts, Ltd.                                             25,137    262,165
    Essel Propack, Ltd.                                       39,874    152,861
    Exide Industries, Ltd.                                    99,213    336,420
*   FDC, Ltd.                                                 22,498     63,487
    Federal Bank, Ltd.                                       543,458    977,748
*   Federal-Mogul Goetze India, Ltd.                           3,768     31,698
    FIEM Industries, Ltd.                                        788     11,019
    Finolex Cables, Ltd.                                      37,138    270,185
    Finolex Industries, Ltd.                                  22,600    214,324
*   Firstsource Solutions, Ltd.                              142,208     80,312
*   Future Consumer, Ltd.                                     83,541     55,017
    Future Enterprises, Ltd.                                   3,497      2,078
*   Future Retail, Ltd.                                       74,309    467,346
    Gabriel India, Ltd.                                       42,474    105,535

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    GAIL India, Ltd.                                          97,608 $  572,601
    Garware Wall Ropes, Ltd.                                   2,999     41,657
    Gateway Distriparks, Ltd.                                 49,751    211,495
    Gati, Ltd.                                                16,063     30,286
    Gayatri Projects, Ltd.                                    16,204     42,616
    GE T&D India, Ltd.                                         3,465     21,273
    Genus Power Infrastructures, Ltd.                         35,185     27,534
    GHCL, Ltd.                                                 3,658     13,455
    GIC Housing Finance, Ltd.                                 12,531    101,042
    Gillette India, Ltd.                                       1,989    162,802
*   GMR Infrastructure, Ltd.                               1,090,067    318,475
    Godrej Consumer Products, Ltd.                            70,280  1,135,999
*   Godrej Industries, Ltd.                                   17,505    181,004
*   Godrej Properties, Ltd.                                   22,359    180,887
    Granules India, Ltd.                                      66,237    140,663
    Graphite India, Ltd.                                      23,599     75,850
    Grasim Industries, Ltd.                                   57,050    950,199
    Great Eastern Shipping Co., Ltd. (The)                    37,970    234,333
    Greaves Cotton, Ltd.                                      47,399    118,962
    Gruh Finance, Ltd.                                        56,136    436,819
*   GTL Infrastructure, Ltd.                                 141,285     16,288
    Gujarat Alkalies & Chemicals, Ltd.                        10,847     67,177
*   Gujarat Ambuja Exports, Ltd.                              16,948     31,420
*   Gujarat Fluorochemicals, Ltd.                             12,879    155,997
    Gujarat Gas, Ltd.                                         14,084    167,484
    Gujarat Industries Power Co., Ltd.                         7,115     14,182
    Gujarat Mineral Development Corp., Ltd.                   44,395     98,288
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.      22,410    104,257
    Gujarat Pipavav Port, Ltd.                                59,367    136,916
    Gujarat State Fertilizers & Chemicals, Ltd.               73,343    157,289
    Gujarat State Petronet, Ltd.                              96,651    295,268
    Gulf Oil Lubricants India, Ltd.                            3,762     47,503
*   GVK Power & Infrastructure, Ltd.                         350,798     70,508
*   Hathway Cable & Datacom, Ltd.                            113,680     57,614
    Hatsun Agro Products, Ltd.                                 5,499     53,759
    Havells India, Ltd.                                       95,359    702,895
*   HCL Infosystems, Ltd.                                     59,391     44,805
    HCL Technologies, Ltd.                                   194,809  2,707,189
    HDFC Bank, Ltd.                                          193,056  5,363,443
*   HEG, Ltd.                                                  2,331     18,048
*   HeidelbergCement India, Ltd.                              39,068     78,550
    Heritage Foods, Ltd.                                       3,387     65,846
    Hero MotoCorp, Ltd.                                       15,571    887,726
    Hexaware Technologies, Ltd.                               69,847    285,872
    Hikal, Ltd.                                                7,561     26,083
*   Himachal Futuristic Communications, Ltd.                 275,133     78,029
    Himadri Speciality Chemical, Ltd.                         24,919     33,542
    Himatsingka Seide, Ltd.                                    5,760     31,746
    Hindalco Industries, Ltd.                                368,542  1,264,164
    Hinduja Global Solutions, Ltd.                             1,214      9,953
*   Hindustan Construction Co., Ltd.                         148,737     94,998
    Hindustan Petroleum Corp., Ltd.                          143,330    855,182
    Hindustan Unilever, Ltd.                                 141,308  2,555,884

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Honda SIEL Power Products, Ltd.                              575 $   13,602
    Honeywell Automation India, Ltd.                             764    147,206
*   Housing Development & Infrastructure, Ltd.               191,173    258,377
    Housing Development Finance Corp., Ltd.                  212,956  5,933,884
    HSIL, Ltd.                                                16,110     94,688
    HT Media, Ltd.                                            27,555     39,530
    Huhtamaki PPL, Ltd.                                        7,154     28,229
    ICICI Bank, Ltd.                                         196,356    924,589
    ICICI Bank, Ltd. Sponsored ADR                           165,435  1,540,195
    ICRA, Ltd.                                                   195     12,016
*   IDBI Bank, Ltd.                                          216,441    201,198
    Idea Cellular, Ltd.                                      731,666  1,051,970
    IDFC Bank, Ltd.                                          122,714    113,961
    IDFC, Ltd.                                                88,855     81,230
*   IFB Industries, Ltd.                                       3,858     42,794
*   IFCI, Ltd.                                               442,086    186,035
    Igarashi Motors India, Ltd.                                1,941     30,552
    IIFL Holdings, Ltd.                                      107,694    999,579
*   IL&FS Transportation Networks, Ltd.                       35,931     51,388
    India Cements, Ltd. (The)                                 99,315    316,998
    Indiabulls Housing Finance, Ltd.                         143,708  2,636,126
*   Indiabulls Real Estate, Ltd.                             102,160    360,697
    Indiabulls Ventures, Ltd.                                 11,240     33,235
    Indian Bank                                               61,452    299,077
    Indian Hotels Co., Ltd. (The)                            138,765    269,291
    Indian Oil Corp., Ltd.                                   231,430  1,322,538
*   Indian Overseas Bank                                     159,455     62,141
    Indo Count Industries, Ltd.                               19,752     45,721
    Indoco Remedies, Ltd.                                     16,097     50,167
    Indraprastha Gas, Ltd.                                    17,030    312,886
    IndusInd Bank, Ltd.                                       34,551    882,851
    Infosys, Ltd.                                            510,418  8,052,518
    Infosys, Ltd. Sponsored ADR                               94,315  1,490,177
    Ingersoll-Rand India, Ltd.                                 3,519     47,082
*   Inox Leisure, Ltd.                                        14,693     58,574
*   Inox Wind, Ltd.                                            6,582     14,086
*   Intellect Design Arena, Ltd.                              18,050     30,840
*   International Paper APPM, Ltd.                             2,375     11,793
    IRB Infrastructure Developers, Ltd.                       83,799    295,294
    ITD Cementation India, Ltd.                               17,120     44,002
    J Kumar Infraprojects, Ltd.                                9,763     43,933
*   Jagran Prakashan, Ltd.                                    56,974    156,317
    Jai Corp., Ltd.                                           22,407     29,922
    Jain Irrigation Systems, Ltd.                            187,064    309,235
*   Jaiprakash Power Ventures, Ltd.                          256,079     29,734
    Jammu & Kashmir Bank, Ltd. (The)                         140,820    183,140
    Jamna Auto Industries, Ltd.                                7,774     31,151
*   Jaypee Infratech, Ltd.                                   255,716     87,145
    JB Chemicals & Pharmaceuticals, Ltd.                      15,609     75,346
    JBF Industries, Ltd.                                      18,685     61,137
*   Jet Airways India, Ltd.                                   10,753     99,712
    Jindal Poly Films, Ltd.                                    2,316     13,615
    Jindal Saw, Ltd.                                          82,171    132,266

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Jindal Steel & Power, Ltd.                               194,948 $  464,367
*   JITF Infralogistics, Ltd.                                  8,904      6,241
    JK Cement, Ltd.                                            9,514    149,817
    JK Lakshmi Cement, Ltd.                                   17,346    124,423
    JK Paper, Ltd.                                            19,218     29,194
    JK Tyre & Industries, Ltd.                                53,863    135,521
    JM Financial, Ltd.                                       157,571    295,533
    Johnson Controls-Hitachi Air Conditioning India, Ltd.      1,420     44,751
    JSW Energy, Ltd.                                         266,880    291,165
*   JSW Holdings, Ltd.                                         1,476     39,984
    JSW Steel, Ltd.                                          662,480  2,282,308
    Jubilant Foodworks, Ltd.                                  11,814    241,061
    Jubilant Life Sciences, Ltd.                              37,857    422,087
*   Just Dial, Ltd.                                           23,136    136,267
    Jyothy Laboratories, Ltd.                                 20,390    117,332
    Kajaria Ceramics, Ltd.                                    48,368    512,489
*   Kalpataru Power Transmission, Ltd.                        29,121    157,058
    Kalyani Steels, Ltd.                                       6,541     45,098
    Kansai Nerolac Paints, Ltd.                               47,210    334,052
    Karnataka Bank, Ltd. (The)                                94,101    225,798
    Karur Vysya Bank, Ltd. (The)                             166,025    363,411
*   Kaveri Seed Co., Ltd.                                     18,752    202,268
*   KCP, Ltd.                                                 11,586     18,707
    KEC International, Ltd.                                   50,704    241,471
*   Kesoram Industries, Ltd.                                   5,466     12,011
    Kirloskar Oil Engines, Ltd.                               33,683    209,500
    Kitex Garments, Ltd.                                      17,014     69,401
*   KNR Constructions, Ltd.                                    7,397     24,320
    Kolte-Patil Developers, Ltd.                               4,289     11,276
    Kotak Mahindra Bank, Ltd.                                 67,594  1,078,157
    KPIT Technologies, Ltd.                                   80,994    161,102
    KPR Mill, Ltd.                                             6,427     79,333
*   KRBL, Ltd.                                                34,591    247,584
    Kwality, Ltd.                                             25,524     57,919
    L&T Finance Holdings, Ltd.                               233,750    637,061
    LA Opala RG, Ltd.                                          1,416     11,315
    Lakshmi Machine Works, Ltd.                                1,923    177,360
    Lakshmi Vilas Bank, Ltd. (The)                            41,528    115,839
    LEEL Electricals Ltd.                                      3,251     10,057
    LIC Housing Finance, Ltd.                                141,823  1,522,767
    Linde India, Ltd.                                          4,251     28,911
    Magma Fincorp, Ltd.                                       21,161     55,463
    Maharashtra Seamless, Ltd.                                11,573     72,471
*   Mahindra CIE Automotive, Ltd.                             35,615    138,862
    Man Infraconstruction, Ltd.                               34,618     35,019
    Manappuram Finance, Ltd.                                 223,366    371,421
    Marico, Ltd.                                             180,600    937,775
    Marksans Pharma, Ltd.                                     93,249     61,658
    Max Financial Services, Ltd.                               2,780     26,390
    Mayur Uniquoters, Ltd.                                     1,977     11,132
    McLeod Russel India, Ltd.                                 29,962     81,881
    Meghmani Organics, Ltd.                                   35,729     28,944
    Mercator, Ltd.                                            38,756     24,644

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Merck, Ltd.                                                4,599 $   88,091
    Minda Corp., Ltd.                                         15,383     25,247
    Minda Industries, Ltd.                                     6,462     79,814
    MindTree, Ltd.                                            66,862    496,458
    MOIL, Ltd.                                                 7,800     42,926
    Monsanto India, Ltd.                                       1,594     67,958
*   Motherson Sumi Systems, Ltd.                             218,312  1,106,535
    Motilal Oswal Financial Services, Ltd.                     3,427     56,991
    Mphasis, Ltd.                                             37,977    356,380
*   MPS, Ltd.                                                  1,325     11,968
    MRF, Ltd.                                                    684    736,505
    Muthoot Finance, Ltd.                                     24,772    183,136
    National Aluminium Co., Ltd.                             228,259    248,977
    Nava Bharat Ventures, Ltd.                                24,952     53,482
    Navin Fluorine International, Ltd.                         2,970     32,199
*   Navkar Corp., Ltd.                                         6,526     20,636
    Navneet Education, Ltd.                                   33,948     86,878
    NCC, Ltd.                                                246,466    342,489
*   NESCO, Ltd.                                                1,495     57,237
    Nestle India, Ltd.                                         5,986    631,233
*   Network 18 Media & Investments, Ltd.                      26,253     22,724
    Neuland Laboratories, Ltd.                                 1,555     34,987
    NHPC, Ltd.                                               513,906    243,444
    NIIT Technologies, Ltd.                                   21,859    174,601
*   NIIT, Ltd.                                                23,857     36,346
    Nilkamal, Ltd.                                             2,321     67,699
    NOCIL, Ltd.                                               21,446     48,243
    NTPC, Ltd.                                               273,851    700,406
*   Oberoi Realty, Ltd.                                       43,536    260,431
*   OCL India, Ltd.                                            3,049     58,510
    Omaxe, Ltd.                                               31,387    100,053
    OnMobile Global, Ltd.                                     19,097     19,211
    Oracle Financial Services Software, Ltd.                   5,131    291,228
    Orient Cement, Ltd.                                       16,427     39,928
    Orient Refractories, Ltd.                                  5,890     13,679
    Oriental Bank of Commerce                                 33,504     77,029
    Page Industries, Ltd.                                      2,239    572,855
*   Patel Engineering, Ltd.                                   20,891     26,837
    PC Jeweller, Ltd.                                         59,854    238,742
    Persistent Systems, Ltd.                                  17,337    174,940
    Petronet LNG, Ltd.                                       178,122    563,019
    Phillips Carbon Black, Ltd.                                4,251     38,656
    Phoenix Mills, Ltd. (The)                                 20,999    160,056
    PI Industries, Ltd.                                       31,768    378,197
    Pidilite Industries, Ltd.                                 49,845    616,254
*   Polaris Consulting & Services, Ltd.                        2,125      7,652
    Poly Medicure, Ltd.                                        6,882     23,757
    Polyplex Corp., Ltd.                                       3,223     23,211
    Power Finance Corp., Ltd.                                318,480    617,801
    Power Grid Corp. of India, Ltd.                          328,019  1,139,673
    Prabhat Dairy, Ltd.                                        5,711     11,751
*   Praj Industries, Ltd.                                     45,290     54,478
*   Prakash Industries, Ltd.                                  23,236     51,600

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Prestige Estates Projects, Ltd.                           32,407 $  135,841
*   Prism Cement, Ltd.                                        30,789     57,843
    Procter & Gamble Hygiene & Health Care, Ltd.               3,133    393,107
    PTC India Financial Services, Ltd.                       117,889     73,839
    PTC India, Ltd.                                          115,845    218,129
*   Punjab & Sind Bank                                        30,516     25,983
*   Punjab National Bank                                     128,963    326,763
    Puravankara, Ltd.                                         19,821     23,475
    PVR, Ltd.                                                 15,671    327,910
    Rain Industries, Ltd.                                     67,501    136,463
    Rajesh Exports, Ltd.                                      35,398    392,804
    Rallis India, Ltd.                                        30,834    115,955
    Ramco Cements, Ltd. (The)                                 34,166    362,264
    Ramco Industries, Ltd.                                     7,908     28,537
    Ramkrishna Forgings, Ltd.                                  3,202     26,414
    Rashtriya Chemicals & Fertilizers, Ltd.                   48,810     66,235
*   Ratnamani Metals & Tubes, Ltd.                             4,663     59,589
*   RattanIndia Power, Ltd.                                  192,681     19,971
    Raymond, Ltd.                                             17,048    210,034
    Redington India, Ltd.                                    121,761    284,008
    Relaxo Footwears, Ltd.                                    14,942    110,903
    Reliance Capital, Ltd.                                    58,877    662,113
*   Reliance Communications, Ltd.                            630,147    257,671
*   Reliance Defence and Engineering, Ltd.                    43,598     42,225
    Reliance Infrastructure, Ltd.                             58,361    480,298
*   Reliance Power, Ltd.                                     421,912    296,897
    Repco Home Finance, Ltd.                                  13,814    160,439
*   Rolta India, Ltd.                                         64,030     58,034
*   Ruchi Soya Industries, Ltd.                               54,303     19,846
    Rural Electrification Corp., Ltd.                        377,333  1,028,041
    Sadbhav Engineering, Ltd.                                 21,471     98,091
    Sanghvi Movers, Ltd.                                       5,653     20,551
    Savita Oil Technologies, Ltd.                                516      9,809
    Schaeffler India, Ltd.                                     3,129    220,942
*   Sequent Scientific, Ltd.                                  13,673     26,303
*   SH Kelkar & Co., Ltd.                                      5,746     23,736
    Sharda Cropchem, Ltd.                                      1,630     12,037
*   Shipping Corp. of India, Ltd.                             72,988     94,040
    Shoppers Stop, Ltd.                                        2,192     12,032
    Shree Cement, Ltd.                                         2,077    607,192
    Shriram City Union Finance, Ltd.                           1,021     36,392
    Shriram Transport Finance Co., Ltd.                       42,323    675,477
*   Shyam Century Ferrous, Ltd.                                6,270        886
*   Sical Logistics, Ltd.                                      6,311     25,419
    Siemens, Ltd.                                              9,145    206,470
    Simplex Infrastructures, Ltd.                              6,377     47,844
    Sintex Industries, Ltd.                                  184,858    107,346
*   Sintex Plastics Technology, Ltd.                         184,858    246,232
*   SITI Networks, Ltd.                                       74,545     29,977
    SJVN, Ltd.                                               208,681    108,342
    SKF India, Ltd.                                            5,522    134,526
    SML ISUZU, Ltd.                                            2,236     39,085
    Sobha, Ltd.                                               27,988    174,463

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Solar Industries India, Ltd.                               6,089 $   84,736
    Somany Ceramics, Ltd.                                      2,140     26,681
    Sonata Software, Ltd.                                     31,777     82,698
    South Indian Bank, Ltd. (The)                            497,601    234,704
    SREI Infrastructure Finance, Ltd.                        126,476    230,593
    SRF, Ltd.                                                 10,142    240,020
*   Star Cement, Ltd.                                          8,339     16,509
    State Bank of India                                      240,253  1,171,044
    State Bank of India GDR                                    2,394    115,608
*   Steel Authority of India, Ltd.                           205,943    203,100
    Sterlite Technologies, Ltd.                               93,582    308,026
    Strides Shasun, Ltd.                                      23,671    389,692
    Subros, Ltd.                                               5,443     20,161
    Sudarshan Chemical Industries, Ltd.                        2,670     17,258
    Sun TV Network, Ltd.                                      57,658    703,026
    Sundaram Finance, Ltd.                                     4,466    117,110
    Sundaram-Clayton, Ltd.                                       183     12,860
    Sundram Fasteners, Ltd.                                   46,822    301,443
    Sunteck Realty, Ltd.                                       7,544     26,971
    Suprajit Engineering, Ltd.                                 6,169     28,286
    Supreme Industries, Ltd.                                  22,231    385,736
    Supreme Petrochem, Ltd.                                    5,009     27,225
    Suven Life Sciences, Ltd.                                 13,095     33,897
*   Suzlon Energy, Ltd.                                      969,075    286,195
    Swaraj Engines, Ltd.                                         846     27,689
    Symphony, Ltd.                                             4,661    104,599
*   Syndicate Bank                                            86,536     99,287
    TAKE Solutions, Ltd.                                      10,326     23,910
    Tamil Nadu Newsprint & Papers, Ltd.                        7,912     45,780
    Tata Chemicals, Ltd.                                      57,988    559,162
    Tata Communications, Ltd.                                 45,978    481,287
    Tata Consultancy Services, Ltd.                          121,085  4,708,216
    Tata Elxsi, Ltd.                                           4,542    123,766
    Tata Global Beverages, Ltd.                              201,822    535,225
    Tata Power Co., Ltd. (The)                               414,204    529,486
    Tata Sponge Iron, Ltd.                                     2,770     35,927
    Tata Steel, Ltd.                                         147,785  1,307,403
*   Tata Teleservices Maharashtra, Ltd.                      327,863     39,607
    TCI Express, Ltd.                                          8,425     71,732
    Tech Mahindra, Ltd.                                      167,800  1,006,778
    Techno Electric & Engineering Co., Ltd.                   10,354     58,839
    Texmaco Rail & Engineering, Ltd.                          32,187     46,919
    Thermax, Ltd.                                              7,979    107,917
    Thomas Cook India, Ltd.                                    6,751     23,695
    Tide Water Oil Co India, Ltd.                                436     40,034
    Time Technoplast, Ltd.                                    23,910     61,004
    Timken India, Ltd.                                        10,750    120,554
    Titagarh Wagons, Ltd.                                     24,770     47,171
    Titan Co., Ltd.                                           85,114    721,498
    Torrent Pharmaceuticals, Ltd.                             22,559    462,259
    Torrent Power, Ltd.                                       63,788    180,346
    Transport Corp. of India, Ltd.                            16,849     82,719
    Trent, Ltd.                                               23,170     97,102

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
INDIA -- (Continued)
    Trident, Ltd.                                           29,576 $     38,134
*   Triveni Engineering & Industries, Ltd.                  46,924       59,083
    Triveni Turbine, Ltd.                                   39,695       88,007
    TTK Prestige, Ltd.                                       1,279      127,042
    Tube Investments of India, Ltd.                         25,207      306,795
    TV Today Network, Ltd.                                   6,245       23,559
*   TV18 Broadcast, Ltd.                                   347,748      216,723
    TVS Motor Co., Ltd.                                     75,898      688,360
*   TVS Srichakra, Ltd.                                        379       21,317
*   UCO Bank                                               126,036       65,268
    Uflex, Ltd.                                             15,527      107,529
    UltraTech Cement, Ltd.                                  12,882      815,998
*   Union Bank of India                                     93,204      230,055
*   Unitech, Ltd.                                          832,060      113,521
    UPL, Ltd.                                              193,805    2,641,968
    V-Guard Industries, Ltd.                                73,542      206,350
    VA Tech Wabag, Ltd.                                     16,956      160,992
*   Vaibhav Global, Ltd.                                     2,785       23,270
    Vakrangee, Ltd.                                         70,431      483,713
*   Vardhman Textiles, Ltd.                                 10,903      207,857
    Vedanta, Ltd.                                          738,641    3,217,711
*   Videocon Industries, Ltd.                               56,769       21,936
    Vijaya Bank                                            113,642      124,066
    Vinati Organics, Ltd.                                    3,982       64,208
    VIP Industries, Ltd.                                    19,148       51,327
    Voltas, Ltd.                                            34,603      272,229
    VRL Logistics, Ltd.                                      3,046       15,445
*   VST Tillers Tractors, Ltd.                                 811       27,778
    WABCO India, Ltd.                                        2,149      183,446
    Welspun Corp., Ltd.                                     57,937      117,174
*   Welspun Enterprises, Ltd.                               26,652       56,487
    Welspun India, Ltd.                                    187,140      239,996
    West Coast Paper Mills, Ltd.                             8,415       26,392
*   Whirlpool of India, Ltd.                                 8,196      149,804
    Wipro, Ltd.                                            289,063    1,300,948
    Wonderla Holidays, Ltd.                                  1,519        8,350
    Yes Bank, Ltd.                                          88,939    2,511,796
    Zee Entertainment Enterprises, Ltd.                    169,990    1,431,005
    Zee Media Corp., Ltd.                                   21,358       12,882
    Zensar Technologies, Ltd.                               11,457      143,121
                                                                   ------------
TOTAL INDIA                                                         164,697,537
                                                                   ------------
INDONESIA -- (2.9%)
    Ace Hardware Indonesia Tbk PT                        5,324,100      443,775
    Adaro Energy Tbk PT                                  9,050,500    1,212,121
    Adhi Karya Persero Tbk PT                            1,166,225      194,189
    Agung Podomoro Land Tbk PT                           4,253,200       71,498
    AKR Corporindo Tbk PT                                  598,600      309,987
    Alam Sutera Realty Tbk PT                            6,658,200      160,933
*   Aneka Tambang Persero Tbk PT                         6,037,389      312,609
    Arwana Citramulia Tbk PT                             1,603,400       53,181
    Asahimas Flat Glass Tbk PT                               2,000          957
    Astra Agro Lestari Tbk PT                              226,467      250,252

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDONESIA -- (Continued)
    Astra Graphia Tbk PT                                     236,000 $   29,767
    Astra International Tbk PT                             3,608,900  2,159,373
*   Bakrie and Brothers Tbk PT                            10,309,000     38,686
    Bank Bukopin Tbk                                       2,711,400    121,008
    Bank Central Asia Tbk PT                               2,920,900  4,101,080
    Bank Danamon Indonesia Tbk PT                          1,374,842    587,908
    Bank Mandiri Persero Tbk PT                            1,676,672  1,716,204
    Bank Negara Indonesia Persero Tbk PT                   1,698,200    948,808
*   Bank Pan Indonesia Tbk PT                              2,354,700    191,690
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   1,924,600    298,968
    Bank Pembangunan Daerah Jawa Timur Tbk PT              1,520,900     71,880
*   Bank Permata Tbk PT                                    1,827,958     96,738
    Bank Rakyat Indonesia Persero Tbk PT                   3,433,000  3,803,664
    Bank Tabungan Negara Persero Tbk PT                    3,110,173    606,844
    Bank Tabungan Pensiunan Nasional Tbk PT                  413,000     78,125
*   Barito Pacific Tbk PT                                  2,675,400    334,362
*   Bayan Resources Tbk PT                                    13,000      6,330
    Bekasi Fajar Industrial Estate Tbk PT                  3,483,700     81,042
*   Benakat Integra Tbk PT                                 5,686,600     45,674
*   Berau Coal Energy Tbk PT                                 848,500        979
    BISI International Tbk PT                                932,700    107,134
    Blue Bird Tbk PT                                          98,600     35,380
    Bumi Serpong Damai Tbk PT                              3,168,400    425,570
    Charoen Pokphand Indonesia Tbk PT                      2,165,615    433,708
*   Citra Marga Nusaphala Persada Tbk PT                     896,868     90,481
*   Delta Dunia Makmur Tbk PT                              2,565,800    153,123
*   Eagle High Plantations Tbk PT                          8,436,800    138,006
    Elnusa Tbk PT                                          2,138,700     43,029
*   Energi Mega Persada Tbk PT                             1,450,925      5,445
    Erajaya Swasembada Tbk PT                                991,900     47,623
    Fajar Surya Wisesa Tbk PT                                181,400     62,353
    Gajah Tunggal Tbk PT                                     983,100     70,784
*   Garuda Indonesia Persero Tbk PT                        2,980,246     77,435
    Global Mediacom Tbk PT                                 4,492,400    175,219
*   Hanson International Tbk PT                           23,263,000    226,983
*   Harum Energy Tbk PT                                      645,200    106,582
    Indah Kiat Pulp & Paper Corp. Tbk PT                   1,078,400    224,238
*   Indika Energy Tbk PT                                     670,200     41,496
    Indo Tambangraya Megah Tbk PT                            279,300    419,246
    Indocement Tunggal Prakarsa Tbk PT                       331,200    434,747
    Indofood CBP Sukses Makmur Tbk PT                        703,900    440,998
    Indofood Sukses Makmur Tbk PT                          2,303,000  1,447,449
    Indosat Tbk PT                                           422,200    205,980
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT             824,400     30,933
*   Inovisi Infracom Tbk PT                                  668,445      1,101
    Intiland Development Tbk PT                            4,253,100    128,326
    Japfa Comfeed Indonesia Tbk PT                         2,841,800    248,382
    Jasa Marga Persero Tbk PT                                905,526    397,566
    Kalbe Farma Tbk PT                                     4,889,000    636,276
    Kawasan Industri Jababeka Tbk PT                      10,371,668    247,500
    KMI Wire & Cable Tbk PT                                  895,300     32,530
*   Krakatau Steel Persero Tbk PT                          2,092,231     93,416
*   Kresna Graha Investama Tbk PT                          2,197,100     69,256

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDONESIA -- (Continued)
    Link Net Tbk PT                                          143,900 $   54,554
*   Lippo Cikarang Tbk PT                                    325,700    107,332
    Malindo Feedmill Tbk PT                                  449,100     32,349
    Matahari Department Store Tbk PT                         754,300    717,117
*   Matahari Putra Prima Tbk PT                              737,300     35,417
    Mayora Indah Tbk PT                                    3,033,325    422,429
*   Medco Energi Internasional Tbk PT                      1,148,700    229,346
    Media Nusantara Citra Tbk PT                           2,297,600    310,201
    Mitra Adiperkasa Tbk PT                                  487,700    230,579
    Mitra Keluarga Karyasehat Tbk PT                         565,700     95,093
*   MNC Investama Tbk PT                                  13,427,000    109,832
*   MNC Sky Vision Tbk PT                                    269,000     19,979
    Modernland Realty Tbk PT                               6,506,000    135,740
    Multipolar Tbk PT                                      5,278,800     82,437
*   Multistrada Arah Sarana Tbk PT                            33,500        516
    Nippon Indosari Corpindo Tbk PT                          878,600     82,433
*   Nusantara Infrastructure Tbk PT                        8,822,000     89,370
    Pabrik Kertas Tjiwi Kimia Tbk PT                         121,800     10,787
    Pakuwon Jati Tbk PT                                   10,687,900    569,320
    Pan Brothers Tbk PT                                    2,371,800     89,893
*   Panin Financial Tbk PT                                 8,715,400    163,460
*   Paninvest Tbk PT                                         992,000     61,759
    Pembangunan Perumahan Persero Tbk PT                   1,721,142    391,613
    Perusahaan Gas Negara Persero Tbk                      2,627,000    443,574
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  2,544,400    269,107
    Ramayana Lestari Sentosa Tbk PT                        1,926,700    136,657
    Salim Ivomas Pratama Tbk PT                            2,650,900    101,483
    Samindo Resources Tbk PT                                  62,250      3,159
    Sampoerna Agro PT                                        572,600     86,355
    Sawit Sumbermas Sarana Tbk PT                          1,105,100    121,499
    Selamat Sempurna Tbk PT                                1,169,600     98,778
    Semen Baturaja Persero Tbk PT                            978,000    242,229
    Semen Indonesia Persero Tbk PT                         1,176,400    878,055
*   Sentul City Tbk PT                                    15,261,800    105,372
    Sinar Mas Agro Resources & Technology Tbk PT              36,000     10,298
    Sinar Mas Multiartha Tbk PT                               16,500     11,854
    Sri Rejeki Isman Tbk PT                                5,372,600    136,200
*   Sugih Energy Tbk PT                                    5,670,200     21,278
    Sumber Alfaria Trijaya Tbk PT                          1,089,000     55,600
    Surya Citra Media Tbk PT                               2,469,200    437,324
    Surya Semesta Internusa Tbk PT                         2,767,200    142,320
    Tambang Batubara Bukit Asam Persero Tbk PT               454,721    446,988
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR     88,398  3,096,582
*   Tiga Pilar Sejahtera Food Tbk                          1,372,000    134,378
    Timah Persero Tbk PT                                   1,945,231    117,510
    Tiphone Mobile Indonesia Tbk PT                        1,094,000    103,055
    Total Bangun Persada Tbk PT                              672,000     35,813
    Tower Bersama Infrastructure Tbk PT                      896,500    453,553
*   Truba Alam Manunggal Engineering PT                    3,328,000      2,748
    Tunas Baru Lampung Tbk PT                              1,566,200    174,600
    Tunas Ridean Tbk PT                                      238,000     19,643
    Ultrajaya Milk Industry & Trading Co. Tbk PT             234,900     88,093
    Unilever Indonesia Tbk PT                                322,000  1,182,534

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    United Tractors Tbk PT                                  828,495 $ 1,870,664
*   Vale Indonesia Tbk PT                                 1,657,500     300,696
*   Visi Media Asia Tbk PT                                5,092,600     119,966
    Waskita Karya Persero Tbk PT                          1,972,943     353,809
    Wijaya Karya Beton Tbk PT                             1,187,700      53,964
    Wijaya Karya Persero Tbk PT                           1,827,149     285,109
*   XL Axiata Tbk PT                                      1,931,200     487,053
                                                                    -----------
TOTAL INDONESIA                                                      42,296,383
                                                                    -----------
MALAYSIA -- (2.9%)
    Aeon Co. M Bhd                                          344,200     176,097
    Aeon Credit Service M Bhd                                33,990     107,936
    Affin Holdings Bhd                                      268,770     161,330
    AirAsia Bhd                                             851,900     642,302
#*  AirAsia X Bhd                                         1,690,000     153,742
    Ajinomoto Malaysia Bhd                                    8,600      52,027
    Alliance Financial Group Bhd                            586,900     538,866
    AMMB Holdings Bhd                                       632,675     731,156
    Amway Malaysia Holdings Bhd                              16,600      28,491
    Ann Joo Resources Bhd                                    83,600      59,142
    APM Automotive Holdings Bhd                              22,800      20,395
    Astro Malaysia Holdings Bhd                             589,700     355,258
    Axiata Group Bhd                                        910,205     984,262
*   Barakah Offshore Petroleum Bhd                          138,300      18,739
    Batu Kawan Bhd                                           36,900     163,732
    Benalec Holdings Bhd                                    227,000      22,260
    Berjaya Food Bhd                                         45,400      14,844
#   Bermaz Auto Bhd                                         170,500      78,027
    BIMB Holdings Bhd                                       325,031     330,906
    Bonia Corp. Bhd                                         304,400      40,896
    Boustead Holdings Bhd                                    95,260      59,824
    Boustead Plantations Bhd                                109,900      42,595
#*  Bumi Armada Bhd                                       1,454,100     237,750
    Bursa Malaysia Bhd                                      248,200     600,648
#   Cahya Mata Sarawak Bhd                                  301,000     280,953
    Can-One Bhd                                              42,900      34,357
    CB Industrial Product Holding Bhd                       196,580      93,196
    CIMB Group Holdings Bhd                                 530,565     811,522
    Coastal Contracts Bhd                                   176,800      54,487
#   CSC Steel Holdings Bhd                                   55,500      22,036
    Cypark Resources Bhd                                     57,000      33,534
    D&O Green Technologies Bhd                              236,900      34,538
    Daibochi Plastic & Packaging Industry Bhd                 6,048       3,105
    Datasonic Group Bhd                                     375,000     102,484
*   Dayang Enterprise Holdings Bhd                          229,650      54,703
*   Destinii Bhd                                            184,000      28,146
    Dialog Group Bhd                                      1,012,914     456,622
#   DiGi.Com Bhd                                            922,100   1,033,645
    DKSH Holdings Malaysia Bhd                               15,200      17,748
#   DRB-Hicom Bhd                                           641,500     253,162
    Dutch Lady Milk Industries Bhd                            5,700      78,492
    Eastern & Oriental Bhd                                  527,838     203,481
*   Eco World Development Group Bhd                         410,100     150,358

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
#   Econpile Holldings Bhd                                    82,200 $   52,193
#   Ekovest Bhd                                              602,850    160,631
    Evergreen Fibreboard Bhd                                 445,200     90,430
#   Felda Global Ventures Holdings Bhd                     1,262,100    480,606
    Fraser & Neave Holdings Bhd                                5,500     31,977
#   Gadang Holdings Bhd                                      254,400     75,471
    Gamuda Bhd                                               467,200    578,254
    Gas Malaysia Bhd                                          39,200     26,635
#   Genting Plantations Bhd                                   55,800    139,666
    George Kent Malaysia BHD                                  53,200     53,406
#   Globetronics Technology Bhd                              148,600    213,663
    Glomac Bhd                                               176,400     26,982
    Goldis Bhd                                                10,502      6,867
    GuocoLand Malaysia Bhd                                    34,800      9,589
    Hai-O Enterprise Bhd                                      59,100     59,058
#   HAP Seng Consolidated Bhd                                279,820    593,962
    Hap Seng Plantations Holdings Bhd                         90,600     54,999
    Hartalega Holdings Bhd                                   281,400    464,805
*   Hengyuan Refining Co. Bhd                                 28,400     52,117
#   HeveaBoard Bhd                                           210,500     82,076
*   Hibiscus Petroleum Bhd                                   106,900     10,119
    Hock Seng LEE BHD                                         61,600     22,028
    Hong Leong Bank Bhd                                      108,490    397,716
    Hong Leong Financial Group Bhd                           133,913    535,511
    Hong Leong Industries Bhd                                 46,900    114,835
    Hovid Bhd                                                216,200     16,914
    Hua Yang Bhd                                             128,710     24,648
#   Hume Industries Bhd                                       39,208     20,689
    Hup Seng Industries Bhd                                  218,300     61,677
    I-Bhd                                                     59,800      8,169
    IJM Corp. Bhd                                          1,435,614  1,163,334
    IJM Plantations Bhd                                       85,300     60,372
#   Inari Amertron Bhd                                       889,842    531,983
    Insas Bhd                                                365,913     89,702
    IOI Corp. Bhd                                            833,405    869,764
    IOI Properties Group Bhd                                 483,610    237,165
*   Iris Corp. Bhd                                           736,100     29,177
#*  Iskandar Waterfront City Bhd                             289,100     83,649
*   JAKS Resources Bhd                                       166,000     57,721
#   Jaya Tiasa Holdings Bhd                                  264,705     69,251
    JCY International Bhd                                    413,600     55,017
    Kenanga Investment Bank Bhd                               81,000     10,020
    Kerjaya Prospek Group Bhd                                106,800     92,511
    Kian JOO CAN Factory Bhd                                 114,600     79,753
    Kim Loong Resources Bhd                                   50,920     47,567
    Kimlun Corp. Bhd                                          47,077     25,291
#*  KNM Group Bhd                                          1,273,484     72,856
    Kretam Holdings Bhd                                      399,000     50,316
#*  KSL Holdings Bhd                                         376,864    108,245
    Kuala Lumpur Kepong Bhd                                   79,250    458,903
    Kumpulan Perangsang Selangor Bhd                         161,900     49,523
    Land & General Bhd                                     1,645,540     88,399
*   Landmarks Bhd                                            139,100     27,745

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    LBS Bina Group Bhd                                       168,400 $   77,474
    Lii Hen Indsustries Bhd                                   18,500     13,777
    Lingkaran Trans Kota Holdings Bhd                         97,600    134,728
    LPI Capital Bhd                                           28,300    118,712
    Magni-Tech Industries Bhd                                 27,800     49,356
    Mah Sing Group Bhd                                       894,852    330,299
    Malakoff Corp. Bhd                                       352,300     84,741
    Malayan Banking Bhd                                      969,825  2,160,957
    Malayan Flour Mills Bhd                                  131,900     72,380
    Malaysia Airports Holdings Bhd                           333,967    682,297
    Malaysia Building Society Bhd                            797,372    228,994
#*  Malaysia Marine and Heavy Engineering Holdings Bhd       213,400     36,647
#*  Malaysian Bulk Carriers Bhd                              271,325     44,648
#   Malaysian Pacific Industries Bhd                          67,663    224,199
#   Malaysian Resources Corp. Bhd                            619,000    176,160
    Malton Bhd                                               177,500     48,892
    Matrix Concepts Holdings Bhd                             223,800    142,691
#   Maxis Bhd                                                430,000    567,500
    MBM Resources Bhd                                         80,330     42,165
    Media Chinese International, Ltd.                        100,600     12,680
    Media Prima Bhd                                          572,100    120,235
    Mega First Corp. Bhd                                      46,000     41,263
#   Mitrajaya Holdings Bhd                                   291,500     90,516
*   MK Land Holdings Bhd                                     360,900     23,184
#   MKH Bhd                                                  200,015    105,097
    MMC Corp. Bhd                                            508,500    284,841
*   MNRB Holdings Bhd                                         58,350     34,213
*   MPHB Capital Bhd                                          74,900     26,237
*   Mudajaya Group Bhd                                       196,900     57,504
    Muhibbah Engineering M Bhd                               220,500    144,157
*   Mulpha International Bhd                                  87,720     49,417
#   My EG Services Bhd                                     1,067,850    538,547
*   Naim Holdings Bhd                                        101,300     29,826
    NTPM Holdings Bhd                                        103,400     19,065
    Oldtown Bhd                                              200,725    128,944
    Oriental Holdings Bhd                                     27,700     42,624
    OSK Holdings Bhd                                         411,509    153,693
    Padini Holdings Bhd                                      328,600    287,002
    Panasonic Manufacturing Malaysia Bhd                      13,100    113,187
    Pantech Group Holdings Bhd                               101,846     15,696
    Paramount Corp. Bhd                                      131,100     56,327
*   Parkson Holdings Bhd                                     350,305     45,390
    PESTECH International Bhd                                124,400     45,021
    Petron Malaysia Refining & Marketing Bhd                  28,600     60,140
    Pharmaniaga Bhd                                           44,200     45,848
    Pie Industrial Bhd                                        57,300     31,318
#   Pos Malaysia Bhd                                         145,500    179,820
    PPB Group Bhd                                            122,600    482,623
#   Press Metal Aluminium Holdings Bhd                       716,400    476,875
    Protasco Bhd                                             163,000     39,563
    Public Bank Bhd                                          624,370  2,957,587
#*  Puncak Niaga Holdings Bhd                                104,100     20,900
#   QL Resources Bhd                                         311,850    363,365

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    RHB Bank Bhd                                             229,162 $  267,631
*   Rimbunan Sawit Bhd                                       496,600     51,606
*   Salcon Bhd                                               254,494     30,604
    Sam Engineering & Equipment M Bhd                         16,800     32,684
    Sapura Energy Bhd                                      2,294,811    825,693
    Sarawak Oil Palms Bhd                                     32,014     26,761
    Scicom MSC Bhd                                            31,200     16,246
    Scientex Bhd                                             128,000    258,902
    Selangor Dredging Bhd                                    150,900     40,178
    Selangor Properties Bhd                                    2,100      2,384
    Shangri-La Hotels Malaysia Bhd                           101,700    118,713
    SHL Consolidated Bhd                                      98,500     65,572
    SKP Resources Bhd                                        349,300    112,674
#   SP Setia Bhd Group                                       224,422    173,475
    Star Media Group Bhd                                     114,600     62,630
    Sunway Bhd                                               349,378    349,219
#   Sunway Construction Group Bhd                            134,510     66,927
#   Supermax Corp. Bhd                                       214,050     95,962
    Suria Capital Holdings Bhd                                18,100      8,841
#   Syarikat Takaful Malaysia Bhd                            181,200    171,760
    Ta Ann Holdings Bhd                                      139,426    113,966
    TA Enterprise Bhd                                        620,300     87,690
    TA Global Bhd                                            529,180     38,378
    Taliworks Corp. Bhd                                      127,900     44,483
    Tambun Indah Land Bhd                                    121,700     37,796
    TAN Chong Motor Holdings Bhd                             103,100     41,418
    Tasek Corp. Bhd                                            7,400     22,469
    Telekom Malaysia Bhd                                     284,560    422,876
    Tenaga Nasional Bhd                                      672,800  2,218,248
    TH Plantations Bhd                                        61,320     16,038
    Thong Guan Industries Bhd                                 11,900     11,617
    Time dotCom Bhd                                           28,800     64,903
    Tiong NAM Logistics Holdings                             117,500     48,273
    Top Glove Corp. Bhd                                      471,700    632,146
    Tropicana Corp. Bhd                                      313,401     70,254
    TSH Resources Bhd                                        272,900    106,434
    Tune Protect Group Bhd                                   333,900     84,975
    Uchi Technologies Bhd                                     56,870     24,972
#   UEM Edgenta Bhd                                          164,900    104,096
#*  UEM Sunrise Bhd                                        1,044,364    280,388
#*  UMW Holdings Bhd                                         265,500    361,521
#*  UMW Oil & Gas Corp. Bhd                                  742,483     52,042
    Unisem M Bhd                                             365,830    327,797
    United Malacca Bhd                                        20,100     29,807
    United Plantations Bhd                                    22,500    145,395
    United U-Li Corp. Bhd                                     47,000     43,883
#   UOA Development Bhd                                      403,400    244,964
*   Uzma Bhd                                                  75,200     26,190
    ViTrox Corp. Bhd                                          37,400     39,802
#   VS Industry Bhd                                          649,425    333,917
    Wah Seong Corp. Bhd                                      218,605     48,499
*   WCE Holdings Bhd                                          56,300     18,801
#*  WCT Holdings Bhd                                         495,475    219,784

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Wellcall Holdings Bhd                                   181,700 $    95,057
#   Westports Holdings Bhd                                  418,100     364,205
    WTK Holdings Bhd                                        175,000      35,332
    Yinson Holdings Bhd                                     153,500     127,266
*   YNH Property Bhd                                        257,166      85,258
    YTL Corp. Bhd                                         2,718,697     888,783
    YTL Power International Bhd                             715,351     233,860
    Zhulian Corp. Bhd                                        58,200      22,969
                                                                    -----------
TOTAL MALAYSIA                                                       41,546,087
                                                                    -----------
MEXICO -- (4.5%)
#   Alfa S.A.B. de C.V. Class A                           1,803,454   2,503,207
    Alpek S.A.B. de C.V.                                    311,634     358,154
#   Alsea S.A.B. de C.V.                                    332,233   1,292,915
    America Movil S.A.B. de C.V. Series L                 4,985,903   4,405,463
    America Movil S.A.B. de C.V. Series L ADR               116,929   2,067,305
    Arca Continental S.A.B. de C.V.                         134,802   1,002,165
#*  Axtel S.A.B. de C.V.                                    587,563     139,609
#   Banregio Grupo Financiero S.A.B. de C.V.                167,956   1,100,806
*   Bio Pappel S.A.B. de C.V.                                22,232      33,206
    Bolsa Mexicana de Valores S.A.B. de C.V.                173,089     297,321
*   Cemex S.A.B. de C.V.                                  3,124,246   3,018,510
*   Cemex S.A.B. de C.V. Sponsored ADR                      164,089   1,593,304
    Cia Minera Autlan S.A.B. de C.V. Series B                57,768      53,217
#   Coca-Cola Femsa S.A.B. de C.V. Series L                  18,905     160,893
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR              6,841     581,348
    Consorcio ARA S.A.B. de C.V. Series *                   495,229     166,073
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                               336,653     462,927
    Corp. Actinver S.A.B. de C.V.                             9,800       7,156
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                 308,954     466,837
    Corp. Moctezuma S.A.B. de C.V. Series *                  87,200     342,873
    Credito Real S.A.B. de C.V. SOFOM ER                    141,413     250,457
*   Desarrolladora Homex S.A.B. de C.V.                     115,610       6,884
#   El Puerto de Liverpool S.A.B. de C.V. Class C1           39,695     356,759
#*  Elementia S.A.B. de C.V.                                 16,493      23,717
#*  Empresas ICA S.A.B. de C.V.                              72,400       6,344
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR        21,447       3,735
    Fomento Economico Mexicano S.A.B. de C.V.                22,900     230,910
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                    31,122   3,139,587
#   Gentera S.A.B. de C.V.                                  676,510   1,026,023
    Gruma S.A.B. de C.V. Class B                             92,774   1,279,163
*   Grupo Aeromexico S.A.B. de C.V.                          77,051     159,794
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.     143,132     904,097
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR       7,415     849,759
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                                72,582     830,417
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR        4,576     972,629
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                                25,085     533,348
#   Grupo Bimbo S.A.B. de C.V. Series A                     448,568   1,128,066
    Grupo Carso S.A.B. de C.V. Series A1                    182,930     764,088
    Grupo Cementos de Chihuahua S.A.B. de C.V.               17,771      92,806
    Grupo Comercial Chedraui S.A. de C.V.                   231,121     484,247
#   Grupo Elektra S.A.B. de C.V.                             27,560   1,231,713
*   Grupo Famsa S.A.B. de C.V. Class A                      176,737     102,056

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de C.V. Class O      476,443 $ 3,157,731
    Grupo Financiero Inbursa S.A.B. de C.V. Class O      504,531     906,611
    Grupo Financiero Interacciones SA de C.V. Class O     77,323     435,207
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            248,985     510,627
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                         40,684     417,418
*   Grupo GICSA S.A. de C.V.                              48,093      32,958
    Grupo Herdez S.A.B. de C.V. Series *                 174,359     392,644
    Grupo Industrial Saltillo S.A.B. de C.V.              27,810      63,892
    Grupo KUO S.A.B. de C.V. Series B                     28,600      67,032
#   Grupo Lala S.A.B. de C.V.                            209,879     412,861
    Grupo Mexico S.A.B. de C.V. Series B               1,442,882   4,696,813
*   Grupo Pochteca S.A.B. de C.V.                         35,990      14,333
#   Grupo Rotoplas S.A.B. de C.V.                         31,735      52,302
    Grupo Sanborns S.A.B. de C.V.                        137,255     166,148
*   Grupo Simec S.A.B. de C.V. Series B                   57,883     206,659
*   Grupo Simec S.A.B. de C.V. Sponsored ADR               2,821      30,185
*   Grupo Sports World S.A.B. de C.V.                     42,700      38,856
    Grupo Televisa S.A.B. Series CPO                     580,492   3,096,392
    Grupo Televisa S.A.B. Sponsored ADR                   51,863   1,380,593
#*  Hoteles City Express S.A.B. de C.V.                  167,099     207,437
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              188,521     360,046
    Industrias Bachoco S.A.B. de C.V. Series B            89,229     445,080
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR        2,601     155,566
#*  Industrias CH S.A.B. de C.V. Series B                153,720     745,006
    Industrias Penoles S.A.B. de C.V.                     56,301   1,382,027
    Infraestructura Energetica Nova S.A.B. de C.V.       182,489   1,033,276
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      687,660   1,382,852
*   La Comer S.A.B. de C.V.                              309,798     314,105
*   Maxcom Telecomunicaciones S.A.B. de C.V.               2,771       1,078
    Megacable Holdings S.A.B. de C.V.                    191,520     794,159
    Mexichem S.A.B. de C.V.                              563,072   1,606,744
#*  Minera Frisco S.A.B. de C.V. Class A1                242,964     154,765
#   Nemak S.A.B. de C.V.                                  34,008      30,679
#   Organizacion Cultiba S.A.B. de C.V.                   24,314      22,125
*   Organizacion Soriana S.A.B. de C.V. Class B          240,563     595,783
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V.                                            100,122   1,098,432
    Promotora y Operadora de Infraestructura S.A.B.
      de C.V.                                              4,081      35,218
    Qualitas Controladora S.A.B. de C.V.                  79,517     131,855
    Rassini S.A.B. de C.V.                                32,253     153,977
    Rassini S.A.B. De C.V. Class A                        43,000     100,142
#*  Telesites S.A.B. de C.V.                             444,416     325,277
#   TV Azteca S.A.B. de C.V.                             949,178     180,745
    Unifin Financiera S.A.B. de C.V. SOFOM ENR            25,051      81,601
    Vitro S.A.B. de C.V. Series A                         82,421     370,055
    Wal-Mart de Mexico S.A.B. de C.V.                  1,140,741   2,639,996
                                                                 -----------
TOTAL MEXICO                                                      64,857,176
                                                                 -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                             6,089      70,084
    Cia de Minas Buenaventura SAA ADR                     15,794     193,319
    Credicorp, Ltd.                                       16,147   2,989,456
*   Fossal SAA ADR                                           455         491

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
PERU -- (Continued)
*   Grana y Montero SAA Sponsored ADR                         14,632 $   46,676
                                                                     ----------
TOTAL PERU                                                            3,300,026
                                                                     ----------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                            402,890    606,554
    Aboitiz Power Corp.                                      365,000    282,019
*   Atlas Consolidated Mining & Development Corp.            168,700     18,055
    Ayala Corp.                                               39,311    673,472
    Ayala Land, Inc.                                       1,304,160  1,085,396
    Bank of the Philippine Islands                           144,646    299,732
    BDO Unibank, Inc.                                        370,238    923,245
    Cebu Air, Inc.                                           168,840    337,934
    Century Pacific Food, Inc.                               314,700    115,110
    Century Properties Group, Inc.                           500,000      5,151
    China Banking Corp.                                      134,572     97,188
    Cosco Capital, Inc.                                      835,800    128,055
    D&L Industries, Inc.                                   1,222,300    296,931
    DMCI Holdings, Inc.                                    1,899,750    605,971
*   DoubleDragon Properties Corp.                            128,090    116,779
    East West Banking Corp.                                  157,600     99,791
    EEI Corp.                                                232,900     58,632
*   Empire East Land Holdings, Inc.                        1,223,000     18,180
    Energy Development Corp.                               5,636,700    666,881
    Filinvest Land, Inc.                                   6,955,000    244,019
    First Gen Corp.                                          721,300    247,295
    First Philippine Holdings Corp.                          169,010    221,049
*   Global Ferronickel Holdings, Inc.                        434,000     22,695
    Globe Telecom, Inc.                                       10,290    431,695
    GT Capital Holdings, Inc.                                 20,445    491,667
    Integrated Micro-Electronics, Inc.                        79,300     20,747
    JG Summit Holdings, Inc.                                 588,650    927,254
    Jollibee Foods Corp.                                     129,260    575,974
*   Lepanto Consolidated Mining Co.                        1,834,182      6,953
    Lopez Holdings Corp.                                   1,395,300    193,495
    Manila Electric Co.                                       76,660    423,903
    Manila Water Co., Inc.                                   725,600    459,954
    Max's Group, Inc.                                         90,700     35,630
*   Megawide Construction Corp.                              278,374     96,780
    Megaworld Corp.                                        5,328,500    506,854
    Metro Retail Stores Group, Inc.                          714,000     56,026
    Metropolitan Bank & Trust Co.                            135,832    234,248
    Nickel Asia Corp.                                        268,000     31,853
    Pepsi-Cola Products Philippines, Inc.                    737,300     46,765
    Petron Corp.                                           1,162,100    217,901
    Philex Mining Corp.                                      111,400     19,526
    Philippine National Bank                                 215,142    285,626
    Philippine Stock Exchange, Inc. (The)                      5,304     25,212
    Phinma Energy Corp.                                      675,000     25,543
    Phoenix Petroleum Philippines, Inc.                      136,240     32,895
    PLDT, Inc.                                                21,950    712,146
    PLDT, Inc. Sponsored ADR                                  11,344    368,340
    Puregold Price Club, Inc.                                355,800    332,232
    RFM Corp.                                                532,000     47,413

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    Rizal Commercial Banking Corp.                          201,164 $   227,212
    Robinsons Land Corp.                                    933,000     475,375
    Robinsons Retail Holdings, Inc.                         139,390     239,391
    San Miguel Corp.                                        277,910     559,462
    Security Bank Corp.                                     123,906     574,438
    Semirara Mining & Power Corp.                           115,820     389,059
    SM Investments Corp.                                     23,010     367,973
    SM Prime Holdings, Inc.                               1,349,212     933,589
    STI Education Systems Holdings, Inc.                  1,881,000      55,139
*   Top Frontier Investment Holdings, Inc.                   10,142      61,301
    Union Bank of the Philippines                           114,552     195,830
    Universal Robina Corp.                                  186,330     594,345
    Vista Land & Lifescapes, Inc.                         3,794,100     450,231
    Xurpas, Inc.                                             76,300      11,037
                                                                    -----------
TOTAL PHILIPPINES                                                    18,911,148
                                                                    -----------
POLAND -- (2.0%)
*   Agora SA                                                 20,446      90,467
*   Alior Bank SA                                            33,961     604,986
    Amica SA                                                  2,898     131,186
*   AmRest Holdings SE                                        1,944     199,890
    Apator SA                                                 3,816      33,615
    Asseco Poland SA                                         46,977     590,492
    Bank Handlowy w Warszawie SA                              8,512     168,166
*   Bank Millennium SA                                      272,843     585,547
    Bank Pekao SA                                            16,332     580,309
    Bank Zachodni WBK SA                                      7,667     809,488
#*  Bioton SA                                                23,777      37,971
*   Boryszew SA                                              95,717     290,400
    Budimex SA                                                6,889     423,744
    CCC SA                                                    8,799     597,236
    CD Projekt SA                                            44,539   1,071,601
*   Ciech SA                                                 23,153     371,740
    ComArch SA                                                  218      12,349
    Cyfrowy Polsat SA                                        64,564     460,223
    Elektrobudowa SA                                             39       1,177
*   Emperia Holding SA                                        5,724     134,985
    Enea SA                                                 143,203     603,643
    Energa SA                                                61,686     218,411
#   Eurocash SA                                              39,486     390,054
    Fabryki Mebli Forte SA                                    9,297     175,322
*   Famur SA                                                 37,563      62,630
    Firma Oponiarska Debica SA                                1,289      39,105
*   Getin Holding SA                                        243,123      89,935
*   Getin Noble Bank SA                                     290,102     113,696
    Globe Trade Centre SA                                    29,996      79,985
    Grupa Azoty SA                                           26,425     516,841
    Grupa Azoty Zaklady Chemiczne Police SA                   3,091      17,624
    Grupa Kety SA                                             6,353     739,647
*   Grupa Lotos SA                                           62,514     844,718
*   Impexmetal SA                                            60,302      73,825
*   ING Bank Slaski SA                                        7,883     433,425
    Inter Cars SA                                             2,648     210,393

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
POLAND -- (Continued)
*   Jastrzebska Spolka Weglowa SA                            28,438 $   654,684
    Kernel Holding SA                                        38,613     683,164
    KGHM Polska Miedz SA                                     35,565   1,209,968
    KRUK SA                                                   8,067     771,605
    LC Corp. SA                                              15,461       8,217
#   LPP SA                                                      344     670,421
    Lubelski Wegiel Bogdanka SA                               5,264     105,042
*   mBank SA                                                  4,560     576,814
    Netia SA                                                175,788     193,538
    Neuca SA                                                  2,045     186,405
*   Orange Polska SA                                        257,497     390,499
    Orbis SA                                                  5,719     135,990
    Pfleiderer Group SA                                       1,658      20,985
    PGE Polska Grupa Energetyczna SA                        321,613   1,172,016
*   PKP Cargo SA                                             12,403     213,876
*   Polnord SA                                               24,222      68,992
    Polski Koncern Naftowy Orlen SA                         145,677   4,313,118
    Polskie Gornictwo Naftowe i Gazownictwo SA              373,045     693,325
*   Powszechna Kasa Oszczednosci Bank Polski SA             159,710   1,635,183
    Powszechny Zaklad Ubezpieczen SA                        106,811   1,315,724
*   Rafako SA                                                20,281      34,871
    Stalexport Autostrady SA                                 14,146      16,770
    Stalprodukt SA                                              481      66,857
    Synthos SA                                              241,049     297,683
*   Tauron Polska Energia SA                                721,502     764,640
    Trakcja SA                                               23,580      89,066
*   Vistula Group SA                                         81,863      76,520
    Warsaw Stock Exchange                                    11,916     155,626
    Wawel SA                                                    202      63,141
*   Zespol Elektrowni Patnow Adamow Konin SA                  2,460      12,923
                                                                    -----------
TOTAL POLAND                                                         28,402,489
                                                                    -----------
RUSSIA -- (1.2%)
    Etalon Group, Ltd. GDR(29760G103)                         2,394       8,559
    Etalon Group, Ltd. GDR(B5TWX80)                          52,035     186,358
    Gazprom PJSC Sponsored ADR                              607,755   2,365,826
    Globaltrans Investment P.L.C. GDR                         4,958      38,226
    Globaltrans Investment P.L.C. Sponsored GDR              21,579     166,314
*   Lenta, Ltd. GDR(BJ621Y903)                                9,815      58,921
*   Lenta, Ltd. GDR(52634T200)                               38,211     229,266
    LUKOIL PJSC Sponsored ADR(BYZDW2900)                     31,089   1,448,599
    Lukoil PJSC Sponsored ADR(69343P105)                      3,200     150,848
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR       47,794     355,796
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                        4,369     120,720
*   Mail.Ru Group, Ltd. GDR(560317208)                        2,320      64,055
*   Mechel PJSC Sponsored ADR                                20,860      99,294
    MegaFon PJSC GDR                                         20,825     199,902
    MMC Norilsk Nickel PJSC ADR                              63,265     938,827
    Novatek PJSC GDR                                          3,361     351,561
    Novolipetsk Steel PJSC GDR                               23,125     483,161
    O'Key Group SA GDR                                        6,334      13,636
    PhosAgro PJSC GDR                                        21,849     299,752
    Ros Agro P.L.C. GDR(749655205)                            3,196      38,352

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
RUSSIA -- (Continued)
    Ros Agro P.L.C. GDR(B5MTFN905)                              818 $     9,822
    Rosneft Oil Co. PJSC GDR(B17FSC901)                     154,292     792,456
    Rosneft Oil Co. PJSC GDR(67812M207)                      11,506      59,026
    Rostelecom PJSC Sponsored ADR                            19,115     125,898
    RusHydro PJSC ADR                                       311,587     389,497
    Sberbank of Russia PJSC Sponsored ADR(80585Y308)        120,367   1,413,710
    Sberbank of Russia PJSC Sponsored ADR(B5SC09903)        205,157   2,388,578
    Severstal PJSC GDR                                       47,385     651,211
    Tatneft PJSC Sponsored ADR                               27,030   1,042,298
    TMK PJSC GDR(B1FY0V909)                                  13,562      70,888
    TMK PJSC GDR(87260R201)                                  14,381      75,213
    VEON, Ltd.                                              162,025     662,682
    VTB Bank PJSC GDR(46630Q202)                            273,634     528,114
    VTB Bank PJSC GDR(B1W7FX909)                            171,074     330,119
*   X5 Retail Group NV GDR                                   24,211     936,594
                                                                    -----------
TOTAL RUSSIA                                                         17,094,079
                                                                    -----------
SOUTH AFRICA -- (6.8%)
    Adcock Ingram Holdings, Ltd.                             22,933     110,764
    Adcorp Holdings, Ltd.                                    61,325      65,618
    Advtech, Ltd.                                           242,526     330,325
    AECI, Ltd.                                               77,506     623,169
    African Oxygen, Ltd.                                     36,963      52,754
*   African Phoenix Investments, Ltd.                       282,387      15,219
    African Rainbow Minerals, Ltd.                           69,916     498,086
    Afrimat, Ltd.                                            29,314      59,832
    Alexander Forbes Group Holdings, Ltd.                   202,587     104,014
    Alviva Holdings, Ltd.                                    81,663     126,022
*   Anglo American Platinum, Ltd.                            14,088     344,993
#   AngloGold Ashanti, Ltd. Sponsored ADR                   320,438   3,210,789
*   ArcelorMittal South Africa, Ltd.                        220,470      83,933
#   Ascendis Health, Ltd.                                   107,869     163,910
    Assore, Ltd.                                             22,628     366,479
    Astral Foods, Ltd.                                       27,840     306,242
*   Attacq, Ltd.                                            266,872     362,620
*   Aveng, Ltd.                                             235,423      93,133
    AVI, Ltd.                                               194,957   1,449,913
#   Barclays Africa Group, Ltd.                             245,915   2,699,631
    Barloworld, Ltd.                                        156,320   1,406,704
    Bid Corp., Ltd.                                          93,882   2,254,660
    Bidvest Group, Ltd. (The)                               162,992   2,074,828
    Blue Label Telecoms, Ltd.                               273,933     352,293
*   Brait SE                                                132,500     632,075
    Capitec Bank Holdings, Ltd.                              23,772   1,550,724
    Cashbuild, Ltd.                                          16,072     437,945
    Caxton and CTP Publishers and Printers, Ltd.             26,485      24,626
    City Lodge Hotels, Ltd.                                  25,247     270,431
    Clicks Group, Ltd.                                      136,239   1,544,709
    Clover Industries, Ltd.                                  78,209      99,501
*   Consolidated Infrastructure Group, Ltd.                  60,169      72,122
    Coronation Fund Managers, Ltd.                          136,564     706,909
*   Curro Holdings, Ltd.                                     35,119     113,122
    DataTec, Ltd.                                           138,282     602,554

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH AFRICA -- (Continued)
    Discovery, Ltd.                                          137,736 $1,466,190
    DRDGOLD, Ltd.                                            216,155     72,155
    DRDGOLD, Ltd. Sponsored ADR                                1,600      5,296
    EOH Holdings, Ltd.                                        72,812    595,416
*   Evraz Highveld Steel and Vanadium, Ltd.                    5,882         11
    Exxaro Resources, Ltd.                                   101,240    835,988
    Famous Brands, Ltd.                                       51,937    459,514
    FirstRand, Ltd.                                        1,336,774  5,258,213
#   Foschini Group, Ltd. (The)                               143,114  1,647,463
    Gold Fields, Ltd.                                         29,233    116,618
#   Gold Fields, Ltd. Sponsored ADR                          510,093  2,035,271
    Grand Parade Investments, Ltd.                           131,391     32,902
*   Grindrod, Ltd.                                           308,452    289,708
    Group Five, Ltd.                                          72,783     94,077
    Harmony Gold Mining Co., Ltd.                            114,510    204,636
    Harmony Gold Mining Co., Ltd. Sponsored ADR              152,302    275,667
    Holdsport, Ltd.                                           20,490    104,031
*   Howden Africa Holdings, Ltd.                               3,943     11,054
    Hudaco Industries, Ltd.                                   21,252    203,463
    Hulamin, Ltd.                                             71,054     34,515
*   Impala Platinum Holdings, Ltd.                           330,388    882,139
    Imperial Holdings, Ltd.                                  108,653  1,435,185
    Investec, Ltd.                                            88,154    659,753
    Invicta Holdings, Ltd.                                    17,919     72,709
    JSE, Ltd.                                                 67,533    676,150
    KAP Industrial Holdings, Ltd.                            602,817    367,032
#*  Kumba Iron Ore, Ltd.                                      36,333    542,306
    Lewis Group, Ltd.                                         66,807    156,136
    Liberty Holdings, Ltd.                                    74,949    642,995
    Massmart Holdings, Ltd.                                   75,208    631,683
    Merafe Resources, Ltd.                                   580,668     59,902
    Metair Investments, Ltd.                                 111,669    164,330
    MMI Holdings, Ltd.                                       666,602  1,045,526
    Mondi, Ltd.                                               65,369  1,697,145
    Mpact, Ltd.                                              110,638    230,952
    Mr. Price Group, Ltd.                                    100,112  1,315,635
    Murray & Roberts Holdings, Ltd.                          245,552    258,067
*   Nampak, Ltd.                                             355,797    515,994
    Naspers, Ltd. Class N                                     30,058  6,644,453
#   Nedbank Group, Ltd.                                       96,381  1,603,055
*   NEPI Rockcastle P.L.C.                                    41,347    550,770
*   Northam Platinum, Ltd.                                   173,232    602,924
    Oceana Group, Ltd.                                        28,771    206,155
    Omnia Holdings, Ltd.                                      36,337    375,195
    Peregrine Holdings, Ltd.                                 166,460    378,655
    Pick n Pay Stores, Ltd.                                  187,789    903,827
    Pioneer Foods Group, Ltd.                                 65,245    693,183
#*  PPC, Ltd.                                              1,097,019    397,665
    PSG Group, Ltd.                                           25,741    505,307
    Raubex Group, Ltd.                                        94,910    170,724
    RCL Foods, Ltd.                                           19,226     23,186
    Reunert, Ltd.                                             97,139    529,886
    Rhodes Food Group Pty, Ltd.                               55,653     96,047

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
*   Royal Bafokeng Platinum, Ltd.                            40,725 $    94,760
    Sanlam, Ltd.                                            656,368   3,305,823
    Santam, Ltd.                                             21,324     392,092
    Sappi, Ltd.                                             266,260   1,763,725
    Sasol, Ltd.                                              12,517     377,287
    Sasol, Ltd. Sponsored ADR                               164,073   4,945,160
#   Shoprite Holdings, Ltd.                                 182,449   2,791,444
    Sibanye Gold, Ltd.                                      615,184     785,215
    Sibanye Gold, Ltd. Sponsored ADR                        137,752     710,800
    SPAR Group, Ltd. (The)                                  107,445   1,346,724
    Spur Corp., Ltd.                                         43,547      93,103
    Standard Bank Group, Ltd.                               467,367   5,805,998
    Steinhoff International Holdings NV                     643,070   3,217,900
*   Super Group, Ltd.                                       267,571     739,966
    Telkom SA SOC, Ltd.                                     180,068     888,809
    Tiger Brands, Ltd.                                       56,777   1,721,438
    Tongaat Hulett, Ltd.                                     66,890     602,719
    Transaction Capital, Ltd.                                80,699      90,718
    Trencor, Ltd.                                            96,638     258,398
    Truworths International, Ltd.                           293,025   1,681,026
    Vodacom Group, Ltd.                                      88,563   1,196,730
    Wilson Bayly Holmes-Ovcon, Ltd.                          26,694     277,343
    Woolworths Holdings, Ltd.                               401,045   1,916,716
                                                                    -----------
TOTAL SOUTH AFRICA                                                   96,991,402
                                                                    -----------
SOUTH KOREA -- (15.7%)
    ABOV Semiconductor Co., Ltd.                              3,257      23,022
#*  Ace Technologies Corp.                                    6,136      23,722
*   Actoz Soft Co., Ltd.                                      1,963      25,333
    Advanced Nano Products Co., Ltd.                          1,159      16,276
*   Advanced Process Systems Corp.                            2,021      79,291
    Aekyung Petrochemical Co., Ltd.                           9,491     131,559
    AfreecaTV Co., Ltd.                                       5,664     121,524
*   Agabang&Company                                          10,261      53,120
    Ahn-Gook Pharmaceutical Co., Ltd.                         3,399      31,583
#   Ahnlab, Inc.                                                934      43,603
    AJ Networks Co., Ltd.                                     2,404      14,931
*   AJ Rent A Car Co., Ltd.                                  11,281     101,898
*   Ajin Industrial Co., Ltd.                                 2,875      17,279
    AK Holdings, Inc.                                         3,176     203,434
    ALUKO Co., Ltd.                                          14,441      55,516
#   Amorepacific Corp.                                        6,122   1,551,089
    AMOREPACIFIC Group                                        9,659   1,048,391
*   Amotech Co., Ltd.                                         4,403     106,253
    Anapass, Inc.                                             4,285      61,101
#*  APS Holdings Corp.                                        4,288      43,226
    Asia Cement Co., Ltd.                                       824      64,007
    ASIA Holdings Co., Ltd.                                     649      66,129
    Asia Paper Manufacturing Co., Ltd.                        3,151      56,032
*   Asiana Airlines, Inc.                                    67,902     313,835
*   AUK Corp.                                                 5,660      12,639
#   Autech Corp.                                              8,440      95,739
#   Avaco Co., Ltd.                                           3,893      26,074

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Baiksan Co., Ltd.                                          6,975 $   60,819
#*  Barun Electronics Co., Ltd.                               12,622     17,360
#*  Barunson Entertainment & Arts Corp.                       26,198     50,579
    Bcworld Pharm Co., Ltd.                                      709     16,420
    BGF retail Co., Ltd.                                       4,123    340,263
    Binggrae Co., Ltd.                                         2,080    124,513
*   BioSmart Co., Ltd.                                         5,180     22,147
    BIT Computer Co., Ltd.                                     4,083     18,927
    Bixolon Co., Ltd.                                          2,642     15,618
    Bluecom Co., Ltd.                                          3,649     27,912
    BNK Financial Group, Inc.                                115,399  1,166,051
#   Boditech Med, Inc.                                         3,424     48,797
#   BoKwang Industry Co., Ltd.                                 3,351     19,867
    Bookook Securities Co., Ltd.                               1,333     31,333
*   Boryung Medience Co., Ltd.                                 1,660     13,163
    Boryung Pharmaceutical Co., Ltd.                             937     34,944
#*  Bosung Power Technology Co., Ltd.                         12,591     29,181
*   Bubang Co., Ltd.                                           7,169     22,471
    Bukwang Pharmaceutical Co., Ltd.                           1,577     30,439
#   Busan City Gas Co., Ltd.                                   1,071     36,608
    BYC Co., Ltd.                                                 67     21,350
#   Byucksan Corp.                                            20,100     64,665
#*  CammSys Corp.                                             24,019     57,293
#*  Capro Corp.                                               14,132     76,045
    Cell Biotech Co., Ltd.                                     3,452    109,699
*   Celltrion Pharm, Inc.                                      1,835     32,719
*   Celltrion, Inc.                                            9,321    903,362
    Changhae Ethanol Co., Ltd.                                 2,540     41,466
*   Charm Engineering Co., Ltd.                                7,133     19,082
    Cheil Worldwide, Inc.                                     16,505    300,134
*   Chemtronics Co., Ltd.                                      3,054     20,709
    Cheryong Industrial Co. Ltd/new                            2,438     16,946
*   China Great Star International, Ltd.                      48,469     58,532
    Chinyang Holdings Corp.                                    6,715     19,154
    Chokwang Paint, Ltd.                                       4,183     43,314
    Chong Kun Dang Pharmaceutical Corp.                        1,610    161,903
    Chongkundang Holdings Corp.                                1,238     73,773
    Choong Ang Vaccine Laboratory                              1,502     23,969
    Chosun Refractories Co., Ltd.                                128     10,225
    Chungdahm Learning, Inc.                                   3,558     53,560
#   CJ CGV Co., Ltd.                                           5,000    309,679
#   CJ CheilJedang Corp.                                       4,389  1,450,614
    CJ Corp.                                                   6,841  1,185,818
    CJ E&M Corp.                                               5,773    385,162
    CJ Freshway Corp.                                          2,656     99,585
    CJ Hellovision Co., Ltd.                                  15,905    123,798
#*  CJ Korea Express Corp.                                     1,110    184,911
    CJ O Shopping Co., Ltd.                                    2,581    458,649
*   CJ Seafood Corp.                                           9,592     27,816
    CKD Bio Corp.                                              1,848     35,109
    Com2uSCorp                                                 3,906    400,206
    Coreana Cosmetics Co., Ltd.                                4,488     20,671
    Cosmax BTI, Inc.                                           1,889     42,098

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
#   Cosmax, Inc.                                               2,693 $  248,744
*   Cosmochemical Co., Ltd.                                    2,170     21,615
*   COSON Co., Ltd.                                            5,178     49,450
    Coway Co., Ltd.                                           12,705  1,124,799
*   Crown Confectionery Co., Ltd.                              2,881     53,951
    CROWNHAITAI Holdings Co., Ltd.                             2,237     46,667
#*  CrucialTec Co., Ltd.                                      18,069     50,809
    CS Wind Corp.                                              2,506     60,030
*   CTC BIO, Inc.                                              1,736     11,773
    Cuckoo Electronics Co., Ltd.                                 259     32,535
#   D.I Corp.                                                  8,342     34,151
    Dae Dong Industrial Co., Ltd.                              4,717     29,960
    Dae Han Flour Mills Co., Ltd.                                586     98,979
    Dae Hyun Co., Ltd.                                        11,147     29,525
*   Dae Won Chemical Co., Ltd.                                18,773     43,125
    Dae Won Kang Up Co., Ltd.                                 10,353     40,049
*   Dae Young Packaging Co., Ltd.                             31,775     24,876
    Dae-Il Corp.                                               8,181     76,714
#*  Daea TI Co., Ltd.                                         18,837     31,135
*   Daechang Co., Ltd.                                        19,890     21,242
    Daeduck Electronics Co.                                   16,579    165,808
    Daeduck GDS Co., Ltd.                                     10,025    169,137
    Daegu Department Store                                     3,040     34,519
    Daehan Steel Co., Ltd.                                     7,550     93,781
    Daekyo Co., Ltd.                                           7,515     55,285
*   Daekyung Machinery & Engineering Co., Ltd.                40,824     21,603
    Daelim B&Co Co., Ltd.                                      2,047     14,808
    Daelim Industrial Co., Ltd.                               10,811    885,932
#*  DAEMYUNG Corp. Co., Ltd.                                   8,276     17,421
    Daeryuk Can Co., Ltd.                                      8,241     51,920
    Daesang Corp.                                              8,216    188,681
#   Daesang Holdings Co., Ltd.                                 7,126     69,734
    Daesung Energy Co., Ltd.                                   2,270     12,638
*   Daewon Cable Co., Ltd.                                    22,526     25,445
    Daewon Pharmaceutical Co., Ltd.                            8,439    141,842
    Daewon San Up Co., Ltd.                                    3,517     23,150
*   Daewoo Engineering & Construction Co., Ltd.               28,073    205,610
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.        37,401     28,075
    Daewoong Co., Ltd.                                         8,070    109,238
#   Daewoong Pharmaceutical Co., Ltd.                          1,072     89,310
    Daihan Pharmaceutical Co., Ltd.                            1,880     61,052
    Daishin Securities Co., Ltd.                              23,325    318,995
*   Danal Co., Ltd.                                            4,835     23,251
    Daou Data Corp.                                           10,158    110,237
    Daou Technology, Inc.                                     16,856    335,045
#*  Dasan Networks, Inc.                                       9,337     44,622
    Dawonsys Co., Ltd.                                         4,711     48,422
#   Dayou Automotive Seat Technology Co., Ltd.                37,134     44,452
*   Dayou Plus Co., Ltd.                                      20,668     18,244
    DCM Corp.                                                  1,241     14,753
    DGB Financial Group, Inc.                                 74,311    793,837
    DHP Korea Co., Ltd.                                        2,047     16,082
    Digital Chosun Co., Ltd.                                  13,524     27,579

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Digital Power Communications Co., Ltd.                     9,714 $   39,477
*   DIO Corp.                                                  3,157     98,595
    Display Tech Co., Ltd.                                       696      2,520
#   DMS Co., Ltd.                                              8,162     71,800
*   DNF Co., Ltd.                                              5,085     71,118
#   Dong A Eltek Co., Ltd.                                     3,737     64,929
    Dong Ah Tire & Rubber Co., Ltd.                            4,949    121,750
#   Dong-A ST Co., Ltd.                                        2,371    175,870
    Dong-Ah Geological Engineering Co., Ltd.                   3,838     46,951
    Dong-Il Corp.                                                374     19,279
*   DONGBU Co., Ltd.                                          52,646     34,989
*   Dongbu Corp.                                               1,689     23,152
*   Dongbu HiTek Co., Ltd.                                    16,768    286,529
    Dongbu Insurance Co., Ltd.                                27,615  1,976,484
*   Dongbu Securities Co., Ltd.                               21,575     77,139
*   Dongbu Steel Co., Ltd.                                     1,591     17,348
    Dongil Industries Co., Ltd.                                  730     48,925
#   Dongjin Semichem Co., Ltd.                                21,378    322,905
*   Dongkook Industrial Co., Ltd.                             13,878     27,651
    DongKook Pharmaceutical Co., Ltd.                            969     52,125
    Dongkuk Industries Co., Ltd.                              19,628     82,960
    Dongkuk Steel Mill Co., Ltd.                              34,898    447,377
#   Dongkuk Structures & Construction Co., Ltd                12,784     73,114
    Dongsuh Cos., Inc.                                         3,623     95,691
    DONGSUNG Corp.                                            16,698     96,397
    Dongsung Finetec Co., Ltd.                                 8,709     46,612
    Dongwha Enterprise Co., Ltd.                               1,029     33,517
    Dongwha Pharm Co., Ltd.                                    7,521     54,978
    Dongwon Development Co., Ltd.                             18,895     84,438
    Dongwon F&B Co., Ltd.                                        450     86,858
    Dongwon Industries Co., Ltd.                                 573    141,790
    Dongwon Systems Corp.                                      1,315     62,522
    Dongyang E&P, Inc.                                         3,315     38,926
#*  Dongyang Steel Pipe Co., Ltd.                             39,041     45,177
    Doosan Corp.                                               3,171    334,355
*   Doosan Engine Co., Ltd.                                   22,044     81,287
    Doosan Heavy Industries & Construction Co., Ltd.          27,854    512,840
    DoubleUGames Co., Ltd.                                       823     46,312
#   Douzone Bizon Co., Ltd.                                    8,849    276,059
*   Dragonfly GF Co., Ltd.                                     1,460      6,135
    DRB Holding Co., Ltd.                                      3,677     31,315
    DSR Wire Corp.                                             1,764      9,808
*   Duksan Hi-Metal Co., Ltd.                                  3,951     29,591
    DY Corp.                                                   8,382     53,944
    e Tec E&C, Ltd.                                              913    112,110
    e-LITECOM Co., Ltd.                                        5,790     48,236
    E-MART, Inc.                                               5,161  1,171,594
    E1 Corp.                                                   1,351     73,895
    Eagon Industrial, Ltd.                                     3,370     28,453
#   Easy Bio, Inc.                                            29,542    182,674
#*  EcoBio Holdings Co., Ltd.                                  2,985     25,318
#*  Ecopro Co., Ltd.                                           3,984    105,181
#   EG Corp.                                                   4,451     28,688

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  Ehwa Technologies Information Co., Ltd.                  114,185 $   35,377
#   Elcomtec Co., Ltd.                                         9,977     20,064
    Elentec Co., Ltd.                                          8,425     37,846
*   ELK Corp.                                                 35,373     41,546
    EM-Tech Co., Ltd.                                          7,200     87,213
*   Emerson Pacific, Inc.                                      1,974     54,417
#*  EMKOREA Co., Ltd.                                          5,967     21,327
    Enex Co., Ltd.                                             9,402     17,549
    ENF Technology Co., Ltd.                                  10,574    205,768
    Eo Technics Co., Ltd.                                      2,078    155,504
    Estechpharma Co., Ltd.                                     3,978     34,986
#   Eugene Corp.                                              26,147    147,165
*   Eugene Investment & Securities Co., Ltd.                  42,469    140,059
    Eugene Technology Co., Ltd.                                4,095     62,701
    Eusu Holdings Co., Ltd.                                    8,871     60,381
    EVERDIGM Corp.                                             5,254     58,197
    F&F Co., Ltd.                                              2,305     57,762
    Farmsco                                                    6,948     75,774
*   FarmStory Co., Ltd.                                       32,468     41,639
#   Feelux Co., Ltd.                                          11,798     33,194
#   Fila Korea, Ltd.                                           2,851    188,531
    Fine Technix Co., Ltd.                                    10,892     23,663
*   Foosung Co., Ltd.                                         23,489    230,783
    Fursys, Inc.                                               1,797     53,732
#*  G-SMATT GLOBAL Co., Ltd.                                   4,752     57,478
#*  Gamevil, Inc.                                              2,126    104,630
    Gaon Cable Co., Ltd.                                       1,471     33,898
*   Genic Co., Ltd.                                            1,217     11,844
*   Genie Music Corp.                                          5,644     24,445
    GIIR, Inc.                                                   595      5,307
*   Global Display Co., Ltd.                                   6,155     21,804
#*  GNCO Co., Ltd.                                            25,842     48,159
    Golfzon Co., Ltd.                                          1,619     73,449
#   GOLFZONNEWDIN Co., Ltd.                                    9,692     48,700
    Green Cross Corp.                                            418     68,740
    Green Cross Holdings Corp.                                 2,457     72,032
#*  GS Engineering & Construction Corp.                       20,191    574,147
*   GS Global Corp.                                           24,687     68,376
    GS Holdings Corp.                                         32,533  2,192,955
    GS Home Shopping, Inc.                                       929    195,362
    GS Retail Co., Ltd.                                        5,907    255,397
    Gwangju Shinsegae Co., Ltd.                                  188     41,228
*   Halla Corp.                                                8,194     36,328
    Halla Holdings Corp.                                       4,860    286,403
    Han Kuk Carbon Co., Ltd.                                  16,749     89,699
    Hana Financial Group, Inc.                                50,573  2,307,486
#*  Hana Micron, Inc.                                         11,094     50,234
    Hana Tour Service, Inc.                                    3,641    277,119
    Hancom, Inc.                                               5,785     82,671
    Handok, Inc.                                               1,292     29,053
    Handsome Co., Ltd.                                         8,222    265,241
    Hanil Cement Co., Ltd.                                     1,951    216,015
#*  Hanjin Heavy Industries & Construction Co., Ltd.          45,833    181,627

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SOUTH KOREA -- (Continued)
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                   6,254 $   31,728
*   Hanjin Kal Corp.                                        18,235    383,192
*   Hanjin P&C Co., Ltd.                                     9,434     18,635
    Hanjin Transportation Co., Ltd.                          5,352    150,955
*   Hankook Cosmetics Co., Ltd.                              3,668     50,733
    Hankook Shell Oil Co., Ltd.                                326    120,032
    Hankook Tire Co., Ltd.                                  37,060  2,071,020
    Hankuk Glass Industries, Inc.                              192      5,297
    Hankuk Paper Manufacturing Co., Ltd.                     1,324     34,961
#   Hanmi Semiconductor Co., Ltd.                           23,935    180,602
    HanmiGlobal Co., Ltd.                                    1,664     17,611
    Hanon Systems                                           45,925    420,324
    Hans Biomed Corp.                                        1,476     21,886
#   Hansae Co., Ltd.                                         8,003    187,227
    Hansae Yes24 Holdings Co., Ltd.                          8,326     73,708
    Hanshin Construction                                     3,594     65,352
#   Hanshin Machinery Co.                                   11,420     44,698
    Hansol Chemical Co., Ltd.                                5,595    377,767
*   Hansol Holdings Co., Ltd.                               23,663    131,734
*   Hansol HomeDeco Co., Ltd.                               40,610     54,075
    Hansol Logistics Co., Ltd.                               1,921      4,155
    Hansol Paper Co., Ltd.                                  11,350    192,713
#*  Hansol SeenTec Co., Ltd.                                24,127     26,949
*   Hansol Technics Co., Ltd.                                9,368    130,635
    Hanssem Co., Ltd.                                        2,793    439,222
    Hanwha Chemical Corp.                                   48,123  1,450,498
*   Hanwha Galleria Timeworld Co., Ltd.                      1,061     27,024
    Hanwha General Insurance Co., Ltd.                      25,348    227,634
*   Hanwha Investment & Securities Co., Ltd.                70,579    231,878
    Hanwha Life Insurance Co., Ltd.                         71,810    484,524
    Hanyang Eng Co., Ltd.                                    3,505     40,841
    Hanyang Securities Co., Ltd.                             5,181     37,922
    Harim Co., Ltd.                                         15,034     61,383
    Harim Holdings Co., Ltd.                                23,812     88,763
#   HB Technology Co., Ltd.                                 28,748    120,627
#   Heung-A Shipping Co., Ltd.                              68,767     81,469
*   Heungkuk Fire & Marine Insurance Co., Ltd.              13,322     79,156
    High Tech Pharm Co., Ltd.                                2,570     28,590
    HMC Investment Securities Co., Ltd.                     10,101    107,416
#*  Homecast Co., Ltd.                                       6,699     54,081
    Hotel Shilla Co., Ltd.                                   6,154    356,915
    HS Industries Co., Ltd.                                 14,873    125,333
    HS R&A Co., Ltd.                                        24,330     64,226
    Huchems Fine Chemical Corp.                              7,590    169,164
*   Hugel, Inc.                                                177     91,938
    Humax Co., Ltd.                                         10,256     98,965
    Humedix Co., Ltd.                                        1,593     42,367
    Huons Global Co., Ltd.                                   4,103    127,770
    Huvis Corp.                                              8,020     58,424
    Huvitz Co., Ltd.                                         1,959     22,757
    Hwa Shin Co., Ltd.                                      11,649     59,938
    Hwangkum Steel & Technology Co., Ltd.                    3,172     25,859
    HwaSung Industrial Co., Ltd.                             4,660     63,293

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Hy-Lok Corp.                                               4,266 $   87,850
    Hyosung Corp.                                             11,655  1,744,757
    Hyundai BNG Steel Co., Ltd.                                4,392     50,422
    Hyundai C&F, Inc.                                          3,086     40,678
*   Hyundai Cement Co.                                           142      3,145
*   Hyundai Construction Equipment Co., Ltd.                     404    132,455
    Hyundai Corp.                                              4,152     75,488
    Hyundai Department Store Co., Ltd.                         6,795    674,126
    Hyundai Development Co-Engineering & Construction         20,942    797,706
*   Hyundai Electric & Energy System Co., Ltd.                   419    121,214
    Hyundai Engineering & Construction Co., Ltd.              30,816  1,246,275
    Hyundai Engineering Plastics Co., Ltd.                     9,569     59,452
    Hyundai Glovis Co., Ltd.                                   6,100    855,933
    Hyundai Greenfood Co., Ltd.                               13,827    225,865
*   Hyundai Heavy Industries Co., Ltd.                         6,394    996,281
    Hyundai Home Shopping Network Corp.                        1,319    162,579
    Hyundai Hy Communications & Networks Co., Ltd.            14,610     54,574
#   Hyundai Livart Furniture Co., Ltd.                         6,911    156,180
    Hyundai Marine & Fire Insurance Co., Ltd.                 34,380  1,394,834
*   Hyundai Merchant Marine Co., Ltd.                          3,661     25,483
#*  Hyundai Mipo Dockyard Co., Ltd.                            5,786    555,406
    Hyundai Mobis Co., Ltd.                                   11,397  2,504,686
*   Hyundai Robotics Co., Ltd.                                 1,359    534,823
#*  Hyundai Rotem Co., Ltd.                                    8,979    150,429
    Hyundai Steel Co.                                         25,981  1,454,581
#   Hyundai Wia Corp.                                          7,621    470,033
    HyVision System, Inc.                                      2,485     28,538
    I Controls, Inc.                                             442     11,738
    i-Components Co., Ltd.                                     1,634     10,805
    i-SENS, Inc.                                               2,125     51,648
    I3System, Inc.                                             1,104     24,912
*   iA, Inc.                                                   9,777     31,606
#   ICD Co., Ltd.                                              3,057     39,162
#*  IHQ, Inc.                                                 38,673     72,215
#*  Iljin Display Co., Ltd.                                   13,112     91,965
    Iljin Electric Co., Ltd.                                   9,122     36,791
    Iljin Holdings Co., Ltd.                                  12,691     65,478
#*  Iljin Materials Co., Ltd.                                  2,416     80,871
    Ilshin Spinning Co., Ltd.                                    744     80,803
#*  IM Co., Ltd.                                               6,519     25,493
    iMarketKorea, Inc.                                         8,616     98,150
    InBody Co., Ltd.                                           6,392    167,284
    Industrial Bank of Korea                                  63,524    877,526
#*  Infinitt Healthcare Co., Ltd.                              5,114     30,799
#*  Infraware, Inc.                                            9,605     13,256
*   INITECH Co., Ltd.                                          2,310     15,594
#*  InkTec Co., Ltd.                                           2,097     10,790
    Innocean Worldwide, Inc.                                     978     59,676
*   InnoWireless, Inc.                                         1,034     13,260
#*  Innox Advanced Materials Co., Ltd.                         3,223    196,420
#*  Innox Corp.                                                1,386     27,024
#*  Insun ENT Co., Ltd.                                       10,668     76,991
    Intelligent Digital Integrated Security Co., Ltd.          2,551     18,475

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
*   Interflex Co., Ltd.                                        1,912 $   58,943
    Interojo Co., Ltd.                                         3,317    105,961
    Interpark Corp.                                            4,000     34,436
    Interpark Holdings Corp.                                  25,238    129,232
    INTOPS Co., Ltd.                                           7,188     75,375
*   INVENIA Co., Ltd.                                          4,785     23,039
    Inzi Controls Co., Ltd.                                    2,210     10,084
    INZI Display Co., Ltd.                                     5,255      8,848
*   Iones Co., Ltd.                                            3,111     47,201
    IS Dongseo Co., Ltd.                                       7,646    283,600
    ISC Co., Ltd.                                              1,534     35,115
#   ISU Chemical Co., Ltd.                                     7,276    116,440
    IsuPetasys Co., Ltd.                                      15,340     59,322
    J.ESTINA Co., Ltd.                                         1,768      9,728
    Jahwa Electronics Co., Ltd.                                5,727     95,494
    JASTECH, Ltd.                                              2,047     35,030
    JB Financial Group Co., Ltd.                              58,357    361,534
#   JC Hyun System, Inc.                                       3,546     19,180
*   Jcontentree Corp.                                         17,321     66,404
    Jeju Air Co., Ltd.                                         2,354     75,217
    Jinsung T.E.C.                                             1,807     14,935
    JLS Co., Ltd.                                              2,201     14,569
*   JoyCity Corp.                                              1,434     18,010
*   Jusung Engineering Co., Ltd.                              16,450    239,448
    JVM Co., Ltd.                                              1,013     51,844
*   JYP Entertainment Corp.                                    6,632     42,066
    Kakao Corp.                                                3,860    413,474
    Kangnam Jevisco Co., Ltd.                                  1,835     66,410
    KAON Media Co., Ltd.                                       4,949     52,396
    KB Financial Group, Inc.                                  15,034    799,387
    KB Financial Group, Inc. ADR                              47,792  2,542,534
    KC Cottrell Co., Ltd.                                        626      2,874
    KC Green Holdings Co., Ltd.                                5,270     29,145
    KC Tech Co., Ltd.                                          8,259    175,252
    KCC Corp.                                                  2,224    866,761
    KCC Engineering & Construction Co., Ltd.                   4,872     46,997
*   KEC Corp.                                                 29,944     25,848
#   KEPCO Engineering & Construction Co., Inc.                 2,835     48,000
#   KEPCO Plant Service & Engineering Co., Ltd.                5,542    222,834
    Keyang Electric Machinery Co., Ltd.                        9,581     41,182
#*  KEYEAST Co., Ltd.                                         36,566     70,585
    KG Chemical Corp.                                          4,307     60,105
    KG Eco Technology Service Co., Ltd.                       10,678     43,005
    Kginicis Co., Ltd.                                         3,619     41,873
    KGMobilians Co., Ltd.                                      6,433     42,654
    KH Vatec Co., Ltd.                                         6,900     51,301
    KISCO Corp.                                                2,640    102,030
    KISCO Holdings Co., Ltd.                                     755     50,795
    Kishin Corp.                                                 757      3,193
    KISWIRE, Ltd.                                              3,350    117,894
    KIWOOM Securities Co., Ltd.                                4,843    367,578
*   KleanNara Co., Ltd.                                        7,623     34,065
*   KMH Co., Ltd.                                              4,639     43,114

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
#   Kocom Co., Ltd.                                            2,691 $   20,091
    Kodaco Co., Ltd.                                          13,311     42,040
    Koentec Co., Ltd.                                         21,275     91,634
    Koh Young Technology, Inc.                                 4,143    237,596
    Kolao Holdings                                            12,093     59,788
    Kolmar BNH Co., Ltd.                                         629     11,496
    Kolon Corp.                                                2,891    159,921
    Kolon Global Corp.                                         2,640     29,986
    Kolon Industries, Inc.                                     6,977    409,518
#   Kolon Life Science, Inc.                                     908     96,154
    Kolon Plastic, Inc.                                        3,778     23,012
*   Komipharm International Co., Ltd.                          2,471     89,450
*   KONA I Co., Ltd.                                           6,921     81,055
    Kopla Co., Ltd.                                            3,804     21,104
    Korea Autoglass Corp.                                      2,248     42,039
    Korea Cast Iron Pipe Industries Co., Ltd.                  1,683     15,565
    Korea Circuit Co., Ltd.                                    7,389     88,729
    Korea District Heating Corp.                               1,606    111,119
    Korea Electric Power Corp.                                14,670    584,864
    Korea Electric Power Corp. Sponsored ADR                  56,037  1,124,663
    Korea Electric Terminal Co., Ltd.                          2,497    157,505
    Korea Electronic Certification Authority, Inc.             4,271     24,106
    Korea Electronic Power Industrial Development Co., Ltd.    5,312     21,600
    Korea Flange Co., Ltd.                                     2,351     28,232
    Korea Fuel-Tech Corp.                                      5,048     21,587
*   Korea Gas Corp.                                            9,730    436,456
*   Korea Information & Communications Co, Ltd.                5,708     58,422
    Korea Information Certificate Authority, Inc.              3,853     19,497
    Korea Investment Holdings Co., Ltd.                       12,814    815,326
#   Korea Kolmar Co., Ltd.                                     5,075    321,961
    Korea Kolmar Holdings Co., Ltd.                            1,931     51,705
*   Korea Line Corp.                                           7,251    209,152
*   Korea Materials & Analysis Corp.                             983     17,162
    Korea Petrochemical Ind Co., Ltd.                          1,504    346,915
    Korea United Pharm, Inc.                                   2,571     46,306
    Korea Zinc Co., Ltd.                                       2,033    896,263
*   Korean Air Lines Co., Ltd.                                22,311    708,498
    Korean Reinsurance Co.                                    41,224    475,236
    Kortek Corp.                                               6,043     75,613
    KPX Chemical Co., Ltd.                                     1,574    100,148
*   KSCB Co., Ltd.                                             5,499     23,890
    Ksign Co., Ltd.                                           12,339     19,739
    KSS LINE, Ltd.                                             4,137     36,211
    KT Corp. Sponsored ADR                                    12,498    227,339
*   KT Hitel Co., Ltd.                                         7,684     45,558
    KT Skylife Co., Ltd.                                      13,076    195,130
    KT Submarine Co., Ltd.                                     5,549     22,613
*   KTB Investment & Securities Co., Ltd.                     28,137     90,187
    KTCS Corp.                                                12,528     26,709
    Ktis Corp.                                                11,445     33,179
    Kukdo Chemical Co., Ltd.                                   1,792     91,585
    Kukdong Oil & Chemicals Co., Ltd.                          5,050     15,409
*   Kumho Electric Co., Ltd.                                   1,900     16,889

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Kumho Industrial Co., Ltd.                                 4,694 $   47,418
#   Kumho Petrochemical Co., Ltd.                              6,474    436,444
#*  Kumho Tire Co., Inc.                                      45,837    309,118
    Kumkang Kind Co., Ltd.                                     1,390     46,807
    Kwang Dong Pharmaceutical Co., Ltd.                       15,633    117,706
#*  Kwang Myung Electric Co., Ltd.                            18,333     40,765
    Kwangju Bank Co., Ltd.                                    14,177    175,468
*   Kyeryong Construction Industrial Co., Ltd.                 1,581     25,263
    Kyobo Securities Co., Ltd.                                11,174    104,868
    Kyongbo Pharmaceutical Co., Ltd.                           4,877     55,360
    Kyung Dong Navien Co., Ltd.                                2,382     75,324
    Kyung-In Synthetic Corp.                                  11,914     42,297
    Kyungbang, Ltd.                                            5,609     81,712
    Kyungchang Industrial Co., Ltd.                            7,192     31,531
*   KyungDong City Gas Co., Ltd.                                 802     36,315
    KyungDong Invest Co., Ltd.                                   487     23,150
    Kyungdong Pharm Co., Ltd.                                  3,086     52,950
    L&F Co., Ltd.                                              1,062     25,578
#*  LB Semicon, Inc.                                          16,693     41,594
    LEADCORP, Inc. (The)                                       9,025     60,974
#*  Leaders Cosmetics Co., Ltd.                                7,280     94,971
    LEENO Industrial, Inc.                                     4,085    180,959
    Leenos Corp.                                               6,795     18,771
    LF Corp.                                                  12,615    353,536
    LG Chem, Ltd.                                             12,983  3,806,302
#   LG Display Co., Ltd.                                      39,212  1,106,469
#   LG Display Co., Ltd. ADR                                 172,648  2,456,781
    LG Hausys, Ltd.                                            3,869    380,243
#   LG Household & Health Care, Ltd.                           1,796  1,590,436
    LG Innotek Co., Ltd.                                       4,711    630,873
    LG International Corp.                                    11,945    313,819
    LG Uplus Corp.                                           108,252  1,609,310
    Lion Chemtech Co., Ltd.                                    2,446     32,239
*   LIS Co., Ltd.                                              2,556     29,475
*   Liveplex Co., Ltd.                                        19,056     14,949
    LMS Co., Ltd.                                              3,047     31,823
    Lock & Lock Co., Ltd.                                      9,229    110,941
    Loen Entertainment, Inc.                                   2,962    237,204
    Lotte Chemical Corp.                                       7,011  2,308,270
    Lotte Confectionery Co., Ltd.                              1,731    314,824
    LOTTE Fine Chemical Co., Ltd.                              7,369    284,623
    Lotte Food Co., Ltd.                                         299    166,796
    LOTTE Himart Co., Ltd.                                     5,413    336,655
    Lotte Non-Life Insurance Co., Ltd.                        39,836    109,638
    Lotte Shopping Co., Ltd.                                   2,426    569,862
    LS Corp.                                                   9,430    708,845
*   Lumens Co., Ltd.                                          19,933     72,284
#   Macquarie Korea Infrastructure Fund                      104,656    790,274
*   Macrogen, Inc.                                             2,610     54,231
*   Maeil Dairies Co., Ltd.                                    1,083     72,946
    Maeil Holdings Co., Ltd.                                     972     20,805
#   Mando Corp.                                                3,990    914,705
    MDS Technology Co., Ltd.                                   1,077     20,096

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Medy-Tox, Inc.                                             1,463 $  772,667
    MegaStudy Co., Ltd.                                        1,272     34,320
    MegaStudyEdu Co., Ltd.                                       693     21,842
*   Melfas, Inc.                                               5,636     22,809
    Meritz Financial Group, Inc.                              20,646    280,426
    Meritz Fire & Marine Insurance Co., Ltd.                  33,955    717,413
    Meritz Securities Co., Ltd.                              119,333    555,454
    META BIOMED Co., Ltd.                                      6,026     18,289
*   Mgame Corp.                                                5,065     18,936
    Mi Chang Oil Industrial Co., Ltd.                            218     17,453
*   MiCo, Ltd.                                                17,220     64,327
    Minwise Co., Ltd.                                          4,370     79,456
    Mirae Asset Daewoo Co., Ltd.                              71,209    690,762
    Mirae Asset Life Insurance Co., Ltd.                      34,218    160,601
    Miwon Holdings Co., Ltd.                                     222     14,803
*   Miwon Specialty Chemical Co., Ltd.                           617     33,710
    MK Electron Co., Ltd.                                      8,625     86,270
*   MNTech Co., Ltd.                                           8,025     50,809
    Mobase Co., Ltd.                                           6,276     44,443
*   Moda-InnoChips Co., Ltd.                                   2,027     14,767
    Modetour Network, Inc.                                     5,351    137,577
#   Monalisa Co., Ltd.                                         4,836     20,287
    Moorim P&P Co., Ltd.                                      11,756     49,281
*   Moorim Paper Co., Ltd.                                    10,302     25,140
    Motonic Corp.                                              4,147     36,672
*   MPK Group, Inc.                                            9,820     11,540
    Multicampus Co., Ltd.                                        719     24,174
#   Myungmoon Pharm Co., Ltd.                                  7,920     40,031
    Namhae Chemical Corp.                                      8,171     71,256
*   Namsun Aluminum Co., Ltd.                                 38,782     42,463
    Namyang Dairy Products Co., Ltd.                             148     96,810
*   Nanos Co., Ltd.                                              730      8,285
    Nasmedia Co., Ltd.                                           636     31,815
    NAVER Corp.                                                5,308  3,811,284
    NCSoft Corp.                                               2,677    863,454
    NeoPharm Co., Ltd.                                         1,818     51,913
*   Neowiz                                                    11,610    125,010
*   NEOWIZ HOLDINGS Corp.                                      4,760     65,242
*   NEPES Corp.                                               10,486     95,448
    Nexen Corp.                                               12,603     99,436
    Nexen Tire Corp.                                          18,210    216,454
*   Nexon GT Co., Ltd.                                         5,925     37,827
#   Nexturn Co., Ltd.                                          2,499     35,739
    NH Investment & Securities Co., Ltd.                      50,784    642,366
*   NHN Entertainment Corp.                                    6,103    418,254
*   NHN KCP Corp.                                              5,049     83,849
    NICE Holdings Co., Ltd.                                    9,254    136,883
    Nice Information & Telecommunication, Inc.                 3,127     68,466
    NICE Information Service Co., Ltd.                        21,377    174,993
    NICE Total Cash Management Co., Ltd.                       6,548     61,434
#*  NK Co., Ltd.                                              30,243     29,190
    Nong Shim Holdings Co., Ltd.                               1,109    108,495
*   Nong Woo Bio Co., Ltd.                                     2,138     28,188

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.                                           945 $  269,725
    Noroo Holdings Co., Ltd.                                   1,493     20,100
    NOROO Paint & Coatings Co., Ltd.                           3,900     30,452
    NPC                                                          363      2,073
    NS Shopping Co., Ltd.                                      8,130    121,317
*   Nuri Telecom Co., Ltd.                                     2,366     18,352
#*  NUTRIBIOTECH Co., Ltd.                                     4,988     98,282
#   OCI Co., Ltd.                                              6,394    527,398
#*  Omnisystem Co., Ltd.                                      14,815     31,583
    Openbase, Inc.                                             5,948     24,953
    Opto Device Technology Co., Ltd.                           2,534     17,396
#*  OPTRON-TEC, Inc.                                           5,461     41,941
#*  Orion Corp.                                                9,442    692,707
    Orion Holdings Corp.                                       4,907    121,023
*   Osstem Implant Co., Ltd.                                   5,832    313,437
    Ottogi Corp.                                                 253    177,043
*   Pan Ocean Co., Ltd.                                       70,864    368,969
#*  Pan-Pacific Co., Ltd.                                     13,908     48,923
#*  PaperCorea, Inc.                                          71,965     19,363
    Partron Co., Ltd.                                         24,213    183,706
#*  Paru Co., Ltd.                                            17,028    100,005
    PHARMA RESEARCH PRODUCTS Co., Ltd.                           787     26,236
    Poongsan Holdings Corp.                                    1,245     63,857
    Posco M-Tech Co., Ltd.                                    17,041     39,149
*   Power Logics Co., Ltd.                                    15,967     66,745
*   Prostemics Co., Ltd.                                       5,940     16,666
    Protec Co., Ltd.                                             850     11,875
    PSK, Inc.                                                  6,963    134,161
    Pulmuone Co., Ltd.                                           425     47,278
    Pyeong Hwa Automotive Co., Ltd.                            7,337     94,053
*   RaonSecure Co., Ltd.                                       7,628     20,085
#*  Redrover Co., Ltd.                                        10,163     53,059
    Reyon Pharmaceutical Co., Ltd.                               720     17,712
    RFsemi Technologies, Inc.                                  3,027     17,613
#*  RFTech Co., Ltd.                                           7,978     38,576
    Robostar Co., Ltd.                                         2,792     54,152
*   S Net Systems, Inc.                                        4,731     23,519
*   S&S Tech Corp.                                             5,602     30,951
*   S&T Corp.                                                    669     10,460
    S&T Holdings Co., Ltd.                                     4,012     59,200
#   S&T Motiv Co., Ltd.                                        3,675    174,495
    S-1 Corp.                                                  6,246    514,658
*   S-Connect Co., Ltd.                                       26,402     52,256
    S-Energy Co., Ltd.                                         3,611     29,466
#*  S-MAC Co., Ltd.                                           30,774     25,961
    S-Oil Corp.                                               13,895  1,447,419
#   S.Y. Panel Co., Ltd.                                       2,999     24,884
    Sajo Industries Co., Ltd.                                  1,431     97,831
*   Sajodongaone Co., Ltd.                                     8,260     12,108
*   SAJOHAEPYO Corp.                                             466      5,081
    Sam Young Electronics Co., Ltd.                            6,567     80,670
    Sam Yung Trading Co., Ltd.                                 3,578     60,504
    Samchully Co., Ltd.                                        1,080    110,501

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SOUTH KOREA -- (Continued)
    Samchuly Bicycle Co., Ltd.                                2,908 $    27,293
    Samho Development Co., Ltd.                               9,006      40,369
*   Samho International Co., Ltd.                             2,508      45,144
    SAMHWA Paints Industrial Co., Ltd.                        4,936      38,872
    Samick Musical Instruments Co., Ltd.                     25,018      43,359
#   Samick THK Co., Ltd.                                      4,280      84,313
#*  Samji Electronics Co., Ltd.                               5,823      43,077
    Samjin Pharmaceutical Co., Ltd.                           4,553     135,894
    Samkee Automotive Co., Ltd.                               7,024      22,978
    Samkwang Glass                                            1,119      56,512
    Sammok S-Form Co., Ltd.                                   5,311      65,182
*   SAMPYO Cement Co., Ltd.                                   7,470      25,768
    Samsung C&T Corp.                                         9,126   1,133,308
    Samsung Card Co., Ltd.                                   10,026     355,547
    Samsung Electro-Mechanics Co., Ltd.                      19,354   1,616,311
    Samsung Electronics Co., Ltd.                            16,836  36,205,459
*   Samsung Electronics Co., Ltd. GDR                        16,921  18,240,692
#*  Samsung Engineering Co., Ltd.                            27,379     249,467
    Samsung Fire & Marine Insurance Co., Ltd.                 7,558   1,971,836
*   Samsung Heavy Industries Co., Ltd.                       72,254     723,083
    Samsung Life Insurance Co., Ltd.                         10,119   1,134,799
    Samsung SDI Co., Ltd.                                    10,257   1,541,234
    Samsung SDS Co., Ltd.                                     5,425     866,747
    Samsung Securities Co., Ltd.                             24,263     879,493
    SAMT Co., Ltd.                                           28,486      57,064
#   Samwha Capacitor Co., Ltd.                                4,575      87,854
    Samyang Corp.                                             1,191     108,082
    Samyang Foods Co., Ltd.                                     756      32,995
    Samyang Holdings Corp.                                    1,748     179,675
    Samyang Tongsang Co., Ltd.                                1,031      45,680
*   Samyoung Chemical Co., Ltd.                               6,670       8,790
*   Sangbo Corp.                                              7,260      15,242
    Sangsin Brake                                             3,903      24,030
    SaraminHR Co, Ltd.                                        1,626      27,320
    SBS Contents Hub Co., Ltd.                                1,410      11,479
    SBS Media Holdings Co., Ltd.                             31,737      86,097
#*  SBW                                                      50,982      63,117
    Seah Besteel Corp.                                        8,346     259,833
    SeAH Holdings Corp.                                         419      60,303
    SeAH Steel Corp.                                          1,827     158,726
    Sebang Co., Ltd.                                          6,087      80,795
    Sebang Global Battery Co., Ltd.                           4,466     154,716
*   Seegene, Inc.                                             1,896      49,373
    Sejong Industrial Co., Ltd.                               6,842      52,279
*   Sejong Telecom, Inc.                                     27,873      18,115
    Sekonix Co., Ltd.                                         5,092      72,518
    Sempio Co.                                                  345      11,177
    Sempio Foods Co.                                            730      25,167
#   Seobu T&D                                                 5,437      79,141
    Seohan Co., Ltd.                                         55,168     124,069
    Seohee Construction Co., Ltd.                            97,637     109,575
    Seoul Auction Co., Ltd.                                   1,819      13,500
    Seoul Semiconductor Co., Ltd.                            19,392     360,297

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    SEOWONINTECH Co., Ltd.                                    4,409 $    47,888
    Seoyon Co., Ltd.                                          6,326      55,708
*   Sewon Cellontech Co., Ltd.                               20,901      49,685
    Sewon Precision Industry Co., Ltd.                        1,917      28,268
    SEWOONMEDICAL Co., Ltd.                                  10,144      33,368
    SFA Engineering Corp.                                     8,935     299,736
*   SFA Semicon Co., Ltd.                                    35,604      95,386
#*  SG Corp.                                                 77,870      70,971
*   SG&G Corp.                                               11,339      38,708
*   SGA Co., Ltd.                                            20,933      18,813
    SH Energy & Chemical Co., Ltd.                           45,156      58,548
    Shinhan Financial Group Co., Ltd.                        39,159   1,861,108
    Shinhan Financial Group Co., Ltd. ADR                    20,352     967,127
    Shinsegae Engineering & Construction Co., Ltd.            2,043      59,045
    Shinsegae Food Co., Ltd.                                    195      25,459
    Shinsegae Information & Communication Co., Ltd.             917      67,563
    Shinsegae International, Inc.                             1,004      60,748
#   Shinsegae, Inc.                                           2,926     621,824
*   Shinsung Tongsang Co., Ltd.                              52,297      46,419
    Shinwha Intertek Corp.                                   14,111      39,247
*   Shinwon Corp.                                            11,194      19,120
    Shinyoung Securities Co., Ltd.                            1,713      90,458
#   SHOWBOX Corp.                                            13,350      75,752
*   Signetics Corp.                                          34,301      42,464
*   SIGONG TECH Co., Ltd.                                     6,507      39,185
    Silicon Works Co., Ltd.                                   4,713     149,985
    Silla Co., Ltd.                                           3,715      47,468
    SIMMTECH Co., Ltd.                                        7,565      70,220
*   SIMMTECH HOLDINGS Co., Ltd.                               7,120      17,887
    SIMPAC, Inc.                                              9,760      40,391
    Sindoh Co., Ltd.                                          2,224     114,544
    SJM Co., Ltd.                                             3,600      18,691
    SK Bioland Co., Ltd.                                      2,817      41,022
    SK Chemicals Co., Ltd.                                    5,564     340,425
    SK D&D Co., Ltd.                                            783      23,965
    SK Gas, Ltd.                                              2,608     267,993
    SK Holdings Co., Ltd.                                    15,617   3,787,813
    SK Hynix, Inc.                                          189,009  11,112,282
    SK Innovation Co., Ltd.                                  17,587   2,775,684
    SK Materials Co., Ltd.                                    2,534     417,893
    SK Networks Co., Ltd.                                    48,541     274,593
*   SK Securities Co., Ltd.                                 142,628     165,084
    SK Telecom Co., Ltd.                                      3,393     838,925
    SKC Co., Ltd.                                            13,726     444,295
*   SKC Solmics Co., Ltd.                                    13,722      55,204
    SKCKOLONPI, Inc.                                          5,700     138,759
    SL Corp.                                                  7,580     150,643
*   SM Culture & Contents Co., Ltd.                          11,580      29,742
*   SM Entertainment Co.                                      8,156     215,674
#   SMEC Co., Ltd.                                           10,746      37,525
#*  SNU Precision Co., Ltd.                                   5,420      23,457
#*  Solborn, Inc.                                             6,999      33,203
#*  Solid, Inc.                                               9,205      18,948

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SOUTH KOREA -- (Continued)
    Songwon Industrial Co., Ltd.                                 9,862 $179,810
#*  Sonokong Co., Ltd.                                          10,438   42,224
#   Soulbrain Co., Ltd.                                          6,239  381,830
    SPC Samlip Co., Ltd.                                           861  126,973
    Spigen Korea Co., Ltd.                                       1,625   58,073
    Ssangyong Cement Industrial Co., Ltd.                        9,493  121,649
*   Ssangyong Information & Communication                        2,655    5,008
    Suheung Co., Ltd.                                            1,935   60,263
    Sun Kwang Co., Ltd.                                            717   11,693
    Sunchang Corp.                                               4,035   35,745
*   SundayToz Corp.                                              1,704   27,642
    Sung Kwang Bend Co., Ltd.                                   11,782  104,150
#   Sungchang Enterprise Holdings, Ltd.                         30,377   78,492
    Sungdo Engineering & Construction Co., Ltd.                  1,381    8,269
*   Sungshin Cement Co., Ltd.                                    7,455   49,315
    Sungwoo Hitech Co., Ltd.                                    22,075  140,811
#   Sunjin Co., Ltd.                                             3,897   64,764
*   Suprema HQ, Inc.                                             1,525    9,952
*   Suprema, Inc.                                                1,413   31,788
*   Synopex, Inc.                                               28,253   52,198
    Systems Technology, Inc.                                     3,962   63,589
    Taekwang Industrial Co., Ltd.                                  263  290,193
*   Taewoong Co., Ltd.                                           5,397  110,116
*   Taeyoung Engineering & Construction Co., Ltd.               21,492  177,036
*   Taihan Electric Wire Co., Ltd.                              11,347   12,632
*   Taihan Textile Co., Ltd.                                       189   14,231
*   TBH Global Co., Ltd.                                         5,524   52,757
#   TechWing, Inc.                                               7,678   97,064
    Tera Semicon Co., Ltd.                                       1,830   52,246
    TES Co., Ltd.                                                5,140  136,959
*   Texcell-NetCom Co., Ltd.                                    17,235  151,152
*   Thinkware Systems Corp.                                      2,041   20,873
*   TK Chemical Corp.                                           26,714   52,930
    TK Corp.                                                     8,295   71,208
    Tokai Carbon Korea Co., Ltd.                                 2,655  117,658
    Tongyang Life Insurance Co., Ltd.                           21,287  185,119
    Tongyang, Inc.                                             107,304  214,066
#   Tonymoly Co., Ltd.                                           1,924   31,739
    Top Engineering Co., Ltd.                                    7,182   43,572
    Toptec Co., Ltd.                                             8,530  220,660
    Tovis Co., Ltd.                                              8,227   65,856
    TS Corp.                                                     1,940   45,666
    UBCare Co., Ltd.                                            11,292   34,410
    Ubiquoss Holdings, Inc.                                      7,235   41,527
*   Ubiquoss, Inc.                                               1,088   19,499
*   Ubivelox, Inc.                                               1,255   12,641
#*  Ugint Co., Ltd.                                            125,511   34,114
    Uju Electronics Co., Ltd.                                    3,162   41,798
    Unid Co., Ltd.                                               2,834  129,271
    Union Semiconductor Equipment & Materials Co., Ltd.          5,782   35,934
    Uniquest Corp.                                               5,700   38,272
#   UniTest, Inc.                                                5,461   57,978
    Value Added Technologies Co., Ltd.                           3,642  100,868

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Viatron Technologies, Inc.                               6,685 $    131,354
    Vieworks Co., Ltd.                                       3,379      147,972
#   Visang Education, Inc.                                   4,557       53,139
    Vitzrocell Co., Ltd.                                     3,648       47,269
*   Webzen, Inc.                                             7,445      115,038
    WeMade Entertainment Co., Ltd.                           3,272       95,124
    Whanin Pharmaceutical Co., Ltd.                          5,777      101,917
#*  WillBes & Co. (The)                                     23,314       43,519
    Winix, Inc.                                              2,076       20,308
    Wins Co., Ltd.                                           1,654       18,751
#   WiSoL Co., Ltd.                                         11,009      139,572
*   WIZIT Co., Ltd.                                          9,117        8,469
*   WONIK CUBE Corp.                                         3,316        6,655
*   Wonik Holdings Co., Ltd.                                20,258      155,433
*   WONIK IPS Co., Ltd.                                     15,235      444,049
*   Wonik Materials Co., Ltd.                                  810       55,929
*   Wonik QnC Corp.                                          4,724       49,922
*   Woongjin Co., Ltd.                                      30,748       61,835
#*  Woongjin Energy Co., Ltd.                                6,224       44,768
*   Woongjin Thinkbig Co., Ltd.                             16,549      105,692
    Woori Bank                                              80,116    1,368,306
#   Woori Bank Sponsored ADR                                 3,029      155,267
#*  Woori Investment Bank Co., Ltd.                         51,594       32,426
    Woory Industrial Co., Ltd.                               2,180       64,189
    Wooshin Systems Co., Ltd.                                3,572       22,529
    WooSung Feed Co., Ltd.                                   7,257       19,911
    Y G-1 Co., Ltd.                                          5,966       62,096
*   YD Online Corp.                                         12,367       48,151
*   YeaRimDang Publishing Co., Ltd.                          5,740       49,654
    YESCO Co., Ltd.                                            939       32,141
    YG Entertainment, Inc.                                   2,213       58,318
*   Yonwoo Co., Ltd.                                           401        9,779
    Yoosung Enterprise Co., Ltd.                            10,361       37,768
    YooSung T&S Co., Ltd.                                    7,040       26,801
    Youlchon Chemical Co., Ltd.                              5,081       62,886
    Young Poong Corp.                                          134      148,250
    Young Poong Precision Corp.                              6,555       55,009
#   Youngone Corp.                                           5,680      166,410
    Youngone Holdings Co., Ltd.                              3,338      160,406
*   YoungWoo DSP Co., Ltd.                                   5,422       37,171
*   Yuanta Securities Korea Co., Ltd.                       49,232      170,745
#*  Yungjin Pharmaceutical Co., Ltd.                        11,976      102,515
*   Yuyang DNU Co., Ltd.                                     7,626       26,020
    Zeus Co., Ltd.                                           3,176       48,549
                                                                   ------------
TOTAL SOUTH KOREA                                                   224,652,441
                                                                   ------------
TAIWAN -- (15.6%)
    A-DATA Technology Co., Ltd.                            104,605      266,446
    Ability Enterprise Co., Ltd.                           166,508      104,230
    AcBel Polytech, Inc.                                   177,685      136,774
    Accton Technology Corp.                                179,858      479,155
#   Acer, Inc.                                           1,082,287      531,827
    ACES Electronic Co., Ltd.                               56,000       51,862

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Achem Technology Corp.                                    93,526 $   31,598
*   Acme Electronics Corp.                                    26,000      8,497
    Acter Co., Ltd.                                           13,000     83,693
*   Action Electronics Co., Ltd.                             103,000     26,027
    Actron Technology Corp.                                   33,000    116,782
    Addcn Technology Co., Ltd.                                 4,000     33,509
    Adlink Technology, Inc.                                   38,814     82,430
    Advanced Ceramic X Corp.                                  17,000    207,092
*   Advanced Connectek, Inc.                                 122,000     41,991
    Advanced International Multitech Co., Ltd.                61,000     71,395
#   Advanced Optoelectronic Technology, Inc.                  49,000     56,202
#   Advanced Semiconductor Engineering, Inc.               1,565,179  2,099,902
    Advanced Semiconductor Engineering, Inc. ADR             165,684  1,091,858
    Advanced Wireless Semiconductor Co.                       71,000    160,861
    Advancetek Enterprise Co., Ltd.                           96,335     66,505
    Advantech Co., Ltd.                                       66,607    503,848
*   AGV Products Corp.                                       288,172     74,151
*   Airmate Cayman International Co., Ltd.                    34,000     33,414
    Airtac International Group                                36,450    493,038
    Alchip Technologies, Ltd.                                 23,000     60,740
    Alcor Micro Corp.                                         17,000     10,185
*   ALI Corp.                                                174,000    118,274
    All Ring Tech Co., Ltd.                                   37,000     70,525
    Alltek Technology Corp.                                   28,014     23,931
    Alltop Technology Co., Ltd.                               28,000     69,349
    Alpha Networks, Inc.                                     130,500    106,713
#   Altek Corp.                                              151,727    132,220
    Amazing Microelectronic Corp.                             25,440     83,885
    Ambassador Hotel (The)                                    50,000     38,661
    AMPOC Far-East Co., Ltd.                                  31,000     25,719
    AmTRAN Technology Co., Ltd.                              459,907    296,201
    Anpec Electronics Corp.                                   45,454     71,825
    AP Memory Technology Corp.                                 5,000     12,170
    Apacer Technology, Inc.                                   55,506     74,543
    APCB, Inc.                                                70,000     73,123
    Apex Biotechnology Corp.                                  35,477     40,765
    Apex International Co., Ltd.                              51,300     43,670
    Apex Medical Corp.                                        35,000     34,894
    Apex Science & Engineering                                68,848     20,047
    Arcadyan Technology Corp.                                 71,859    111,985
    Ardentec Corp.                                           201,411    186,504
*   Arima Communications Corp.                               106,087     15,073
    Asia Cement Corp.                                        857,696    758,034
#   Asia Optical Co., Inc.                                   132,000    310,685
*   Asia Pacific Telecom Co., Ltd.                           649,000    230,014
    Asia Plastic Recycling Holding, Ltd.                     119,784     54,946
    Asia Polymer Corp.                                       199,460    120,937
    Asia Vital Components Co., Ltd.                          174,278    152,722
    ASMedia Technology, Inc.                                   6,000     78,469
    ASPEED Technology, Inc.                                    9,599    222,492
    ASROCK, Inc.                                              20,000     47,673
    Asustek Computer, Inc.                                   137,996  1,283,405
    Aten International Co., Ltd.                              44,000    113,916

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   AU Optronics Corp.                                     4,171,000 $1,688,538
#   AU Optronics Corp. Sponsored ADR                          78,775    316,676
    Audix Corp.                                               52,800     67,465
    AURAS Technology Co., Ltd.                                37,000    101,700
    Aurona Industries, Inc.                                   19,000     16,598
    Aurora Corp.                                              33,693     65,474
    Avalue Technology, Inc.                                   19,000     32,205
    Avermedia Technologies                                   103,690     36,226
*   Avision, Inc.                                             64,693     14,300
    AVY Precision Technology, Inc.                            37,060     65,768
    Awea Mechantronic Co., Ltd.                               13,230     13,740
    Axiomtek Co., Ltd.                                        18,000     32,879
    Bank of Kaohsiung Co., Ltd.                              201,835     68,510
    Basso Industry Corp.                                      53,000    144,440
    BenQ Materials Corp.                                      87,000     47,531
    BES Engineering Corp.                                    893,000    192,617
    Bionime Corp.                                             13,000     26,461
*   Biostar Microtech International Corp.                    132,000     72,642
    Bioteque Corp.                                            31,010     87,335
    Bizlink Holding, Inc.                                     45,019    335,288
    Boardtek Electronics Corp.                                87,000     78,595
    Bon Fame Co., Ltd.                                         7,000     22,521
    Bothhand Enterprise, Inc.                                 23,000     45,473
    Bright Led Electronics Corp.                              76,100     37,663
#*  Browave Corp.                                             35,000     52,386
    C Sun Manufacturing, Ltd.                                 68,000     46,495
*   Cameo Communications, Inc.                               113,000     31,381
    Capital Futures Corp.                                     15,000     18,404
    Capital Securities Corp.                                 944,731    310,659
    Career Technology MFG. Co., Ltd.                         189,000    125,583
*   Carnival Industrial Corp.                                 65,000     10,349
#   Casetek Holdings, Ltd.                                    72,000    227,431
    Catcher Technology Co., Ltd.                             270,509  3,108,934
    Cathay Financial Holding Co., Ltd.                     1,112,125  1,812,080
    Cathay Real Estate Development Co., Ltd.                 335,300    192,628
    Cayman Engley Industrial Co., Ltd.                        12,000     67,320
*   Center Laboratories, Inc.                                 36,000     70,453
    Chailease Holding Co., Ltd.                              436,000  1,253,396
    ChainQui Construction Development Co., Ltd.               48,000     30,371
*   Champion Building Materials Co., Ltd.                    168,000     41,070
    Champion Microelectronic Corp.                            14,000     21,659
    Chang Hwa Commercial Bank, Ltd.                        1,039,110    609,156
    Chang Wah Electromaterials, Inc.                          15,524     70,720
    Channel Well Technology Co., Ltd.                         54,000     47,126
    Chant Sincere Co., Ltd.                                   16,000     19,593
    Charoen Pokphand Enterprise                              106,160    242,330
    Chaun-Choung Technology Corp.                             35,000    146,544
    CHC Healthcare Group                                      11,000     15,065
    CHC Resources Corp.                                       27,618     47,569
    Chen Full International Co., Ltd.                         46,000     80,100
    Chenbro Micom Co., Ltd.                                   37,000     63,333
    Cheng Loong Corp.                                        444,480    233,316
#   Cheng Shin Rubber Industry Co., Ltd.                     589,808  1,192,989

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Cheng Uei Precision Industry Co., Ltd.                   250,159 $  339,304
    Chenming Mold Industry Corp.                              41,000     26,314
    Chia Chang Co., Ltd.                                      89,000     72,068
    Chia Hsin Cement Corp.                                   131,000     46,439
    Chian Hsing Forging Industrial Co., Ltd.                  18,000     43,630
    Chicony Electronics Co., Ltd.                            193,384    497,580
#   Chicony Power Technology Co., Ltd.                        73,365    150,368
    Chien Kuo Construction Co., Ltd.                         138,675     40,929
#   Chilisin Electronics Corp.                                73,724    184,223
    Chime Ball Technology Co., Ltd.                            9,449     20,589
#*  Chimei Materials Technology Corp.                        203,250     91,090
#   Chin-Poon Industrial Co., Ltd.                           182,113    359,528
    China Airlines, Ltd.                                   1,484,062    456,078
    China Bills Finance Corp.                                176,000     87,135
    China Chemical & Pharmaceutical Co., Ltd.                152,000     90,130
    China Development Financial Holding Corp.              2,835,579    855,239
    China Ecotek Corp.                                        10,000     13,745
*   China Electric Manufacturing Corp.                       103,000     27,244
    China General Plastics Corp.                             179,517    172,151
    China Glaze Co., Ltd.                                     53,680     21,142
    China Life Insurance Co., Ltd.                         1,028,562  1,088,266
    China Man-Made Fiber Corp.                               626,200    184,531
    China Metal Products                                     136,190    137,332
    China Motor Corp.                                        211,000    182,316
#*  China Petrochemical Development Corp.                  1,380,092    575,926
    China Steel Chemical Corp.                                45,227    171,726
#   China Steel Corp.                                      2,197,940  1,804,752
    China Steel Structure Co., Ltd.                           70,000     47,528
    China Synthetic Rubber Corp.                             286,681    324,344
    China Wire & Cable Co., Ltd.                              40,120     34,516
    Chinese Maritime Transport, Ltd.                          67,120     60,477
    Chipbond Technology Corp.                                354,000    583,111
    ChipMOS TECHNOLOGIES, Inc.                                45,000     44,228
    ChipMOS TECHNOLOGIES, Inc. ADR                             2,916     56,687
    Chlitina Holding, Ltd.                                    20,000     85,166
    Chong Hong Construction Co., Ltd.                         58,361    138,572
    Chroma ATE, Inc.                                          73,466    232,097
    Chun YU Works & Co., Ltd.                                122,000     57,353
    Chun Yuan Steel                                          238,999     90,615
#*  Chung Hung Steel Corp.                                   531,889    178,829
    Chung Hwa Pulp Corp.                                     274,246     92,158
    Chung-Hsin Electric & Machinery Manufacturing Corp.      212,000    148,792
    Chunghwa Precision Test Tech Co., Ltd.                     4,000    187,717
    Chunghwa Telecom Co., Ltd.                               261,800    884,936
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                  35,415  1,197,735
    Chyang Sheng Dyeing & Finishing Co., Ltd.                 77,000     61,238
    Cleanaway Co., Ltd.                                       31,000    178,124
    Clevo Co.                                                253,869    226,871
*   CMC Magnetics Corp.                                    1,061,642    136,308
*   Co-Tech Development Corp.                                 41,000     67,089
    CoAsia Microelectronics Corp.                             71,946     36,111
    Coland Holdings, Ltd.                                     22,000     29,215
    Compal Electronics, Inc.                               1,792,086  1,190,200

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Compeq Manufacturing Co., Ltd.                           538,000 $  495,964
    Compucase Enterprise                                      36,000     55,935
    Concord Securities Co., Ltd.                             276,000     60,236
    Concraft Holding Co., Ltd.                                 6,000     42,700
    Continental Holdings Corp.                               229,250     87,316
    Contrel Technology Co., Ltd.                              31,000     19,948
    Coremax Corp.                                             12,000     31,974
    Coretronic Corp.                                         250,600    317,025
    Cowealth Medical Holding Co., Ltd.                         6,000      7,995
    Coxon Precise Industrial Co., Ltd.                        59,000     54,343
    Creative Sensor, Inc.                                     51,000     36,919
*   CSBC Corp.                                               235,440    102,150
    CTBC Financial Holding Co., Ltd.                       3,106,612  1,995,900
    CTCI Corp.                                               237,555    387,436
#   Cub Elecparts, Inc.                                       18,024    223,943
    CviLux Corp.                                              40,902     43,759
    CX Technology Co., Ltd.                                   40,000     36,236
    Cyberlink Corp.                                           40,356     84,773
    CyberPower Systems, Inc.                                  24,000     75,307
    CyberTAN Technology, Inc.                                172,576    115,662
    Cypress Technology Co., Ltd.                               9,000     50,635
    D-Link Corp.                                             419,148    154,611
    DA CIN Construction Co., Ltd.                             94,000     54,937
    Da-Li Development Co., Ltd.                               58,046     46,420
    Dadi Early-Childhood Education Group, Ltd.                 3,000     17,483
    Dafeng TV, Ltd.                                           28,396     34,795
*   Danen Technology Corp.                                   188,000     40,093
    Darfon Electronics Corp.                                 109,000     92,552
    Darwin Precisions Corp.                                  196,000     82,441
    Daxin Materials Corp.                                     21,000     29,901
    De Licacy Industrial Co.                                 106,594    101,276
#   Delpha Construction Co., Ltd.                             60,639     27,916
    Delta Electronics, Inc.                                  353,940  1,880,696
    Depo Auto Parts Ind Co., Ltd.                             57,000    154,873
    DFI, Inc.                                                 29,460     48,385
    Dimerco Express Corp.                                     60,000     42,706
    Draytek Corp.                                             13,000     13,847
    Dynacolor, Inc.                                           16,000     19,147
*   Dynamic Electronics Co., Ltd.                            146,006     57,290
    Dynapack International Technology Corp.                   75,000     97,304
    E Ink Holdings, Inc.                                     483,000    516,379
    E-Lead Electronic Co., Ltd.                               39,000     36,619
    E-LIFE MALL Corp.                                         30,000     61,008
*   E-Ton Solar Tech Co., Ltd.                               178,032     48,971
    E.Sun Financial Holding Co., Ltd.                      2,127,253  1,356,119
*   Eastern Media International Corp.                        278,406     80,390
#   Eclat Textile Co., Ltd.                                   56,279    647,937
    ECOVE Environment Corp.                                   13,000     72,319
    Edimax Technology Co., Ltd.                              138,044     46,836
*   Edison Opto Corp.                                         54,000     24,512
    Edom Technology Co., Ltd.                                122,014     65,864
    eGalax_eMPIA Technology, Inc.                             21,909     35,667
    Elan Microelectronics Corp.                              131,370    198,865

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Elite Advanced Laser Corp.                                62,208 $  255,454
#   Elite Material Co., Ltd.                                 118,909    588,104
    Elite Semiconductor Memory Technology, Inc.              122,000    144,054
*   Elitegroup Computer Systems Co., Ltd.                    194,235    126,945
    eMemory Technology, Inc.                                  28,000    411,169
    ENG Electric Co., Ltd.                                    58,427     30,955
    Ennoconn Corp.                                            15,202    227,935
    EnTie Commercial Bank Co., Ltd.                          103,500     43,864
#*  Epistar Corp.                                            598,954    572,556
    Eslite Spectrum Corp. (The)                                9,000     44,078
    Eson Precision Ind. Co., Ltd.                             30,000     46,948
    Eternal Materials Co., Ltd.                              306,805    345,219
*   Etron Technology, Inc.                                   212,000     83,441
    Eurocharm Holdings Co., Ltd.                               9,000     27,513
    Eva Airways Corp.                                      1,125,051    545,194
    Everest Textile Co., Ltd.                                208,000    110,589
    Evergreen International Storage & Transport Corp.        324,000    150,214
    Everlight Electronics Co., Ltd.                          215,149    327,271
    Everspring Industry Co., Ltd.                             97,000     44,048
    Excelsior Medical Co., Ltd.                               58,800     93,559
    EZconn Corp.                                              14,000     20,575
    Far Eastern Department Stores, Ltd.                      581,370    289,801
    Far Eastern International Bank                         1,258,362    415,089
    Far Eastern New Century Corp.                            941,560    774,924
    Far EasTone Telecommunications Co., Ltd.                 442,000  1,068,591
#   Faraday Technology Corp.                                  94,442    129,438
*   Farglory F T Z Investment Holding Co., Ltd.               24,000     10,696
    Farglory Land Development Co., Ltd.                      180,442    225,912
    Federal Corp.                                            230,729    108,608
    Feedback Technology Corp.                                 22,000     48,853
#   Feng Hsin Steel Co., Ltd.                                182,550    312,607
    Feng TAY Enterprise Co., Ltd.                            121,107    519,414
*   First Copper Technology Co., Ltd.                         36,000     12,822
    First Financial Holding Co., Ltd.                      2,040,242  1,378,043
    First Hi-Tec Enterprise Co., Ltd.                         33,000     34,944
    First Hotel                                               76,354     42,473
    First Insurance Co., Ltd. (The)                           93,606     42,776
*   First Steamship Co., Ltd.                                355,234    108,102
#   FLEXium Interconnect, Inc.                               144,832    676,302
    Flytech Technology Co., Ltd.                              46,373    150,204
#   FocalTech Systems Co., Ltd.                              135,792    177,374
    Forest Water Environment Engineering Co., Ltd.            21,000     41,665
    Formosa Advanced Technologies Co., Ltd.                   93,000     86,485
    Formosa Chemicals & Fibre Corp.                          600,378  1,808,885
    Formosa International Hotels Corp.                        21,905    113,525
    Formosa Oilseed Processing Co., Ltd.                      46,000     88,861
    Formosa Optical Technology Co., Ltd.                       7,000     16,638
    Formosa Petrochemical Corp.                              206,000    723,165
    Formosa Plastics Corp.                                   393,134  1,179,040
    Formosa Taffeta Co., Ltd.                                295,000    292,104
    Formosan Rubber Group, Inc.                              240,800    119,947
    Formosan Union Chemical                                  159,266    105,189
    Fortune Electric Co., Ltd.                                64,000     36,740

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Founding Construction & Development Co., Ltd.             71,460 $   37,391
    Foxconn Technology Co., Ltd.                             218,536    657,067
    Foxlink Image Technology Co., Ltd.                        63,000     35,747
    Foxsemicon Integrated Technology, Inc.                    26,250    186,115
    Froch Enterprise Co., Ltd.                               114,713     53,964
    FSP Technology, Inc.                                      86,886     69,462
    Fubon Financial Holding Co., Ltd.                      1,266,896  1,968,064
    Fulgent Sun International Holding Co., Ltd.               20,449     57,944
    Fullerton Technology Co., Ltd.                            69,000     54,683
    Fulltech Fiber Glass Corp.                               164,544     78,705
    Fwusow Industry Co., Ltd.                                 31,756     18,831
    G Shank Enterprise Co., Ltd.                              63,382     55,765
#*  G Tech Optoelectronics Corp.                              46,821     30,077
    Gallant Precision Machining Co., Ltd.                     76,000     58,314
    GCS Holdings, Inc.                                        20,000     42,689
    Gemtek Technology Corp.                                  160,574    139,383
    General Interface Solution Holding, Ltd.                  35,000    335,539
    Generalplus Technology, Inc.                              25,000     29,755
    Genesys Logic, Inc.                                       26,000     31,840
#*  Genius Electronic Optical Co., Ltd.                       32,071    366,914
    GeoVision, Inc.                                           32,431     43,578
    Getac Technology Corp.                                   197,000    249,164
    Giant Manufacturing Co., Ltd.                            103,287    509,837
    Giantplus Technology Co., Ltd.                           118,000     73,771
    Gigabyte Technology Co., Ltd.                            314,000    401,249
#   Gigasolar Materials Corp.                                 13,280    111,193
#*  Gigastorage Corp.                                        221,213    127,064
    Ginko International Co., Ltd.                             22,000    202,913
*   Gintech Energy Corp.                                     284,084    155,237
*   Global Brands Manufacture, Ltd.                          160,666     59,647
    Global Lighting Technologies, Inc.                        38,000     59,377
    Global Mixed Mode Technology, Inc.                        20,000     44,532
    Global PMX Co., Ltd.                                       9,000     51,223
    Global Unichip Corp.                                      39,000    222,737
#   Globalwafers Co., Ltd.                                    18,000    141,702
    Globe Union Industrial Corp.                             128,518     96,245
    Gloria Material Technology Corp.                         275,708    183,949
#   Glory Science Co., Ltd.                                   32,467     67,931
*   Gold Circuit Electronics, Ltd.                           232,263     78,444
    Golden Friends Corp.                                      25,000     36,374
*   Goldsun Building Materials Co., Ltd.                     711,730    221,288
    Good Will Instrument Co., Ltd.                             6,859      5,198
    Gourmet Master Co., Ltd.                                  25,410    297,439
    Grand Ocean Retail Group, Ltd.                            42,000     32,564
    Grand Pacific Petrochemical                              511,000    369,299
    Grand Plastic Technology Corp.                            10,000     65,531
    Grape King Bio, Ltd.                                      50,000    316,867
    Great China Metal Industry                                90,000     75,856
    Great Taipei Gas Co., Ltd.                               119,000     97,939
    Great Wall Enterprise Co., Ltd.                          292,682    317,526
    Greatek Electronics, Inc.                                151,000    255,922
*   Green Energy Technology, Inc.                            132,537     62,544
    Green River Holding Co., Ltd.                              8,080     43,103

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Green Seal Holding, Ltd.                                 27,500 $    80,557
    GTM Holdings Corp.                                       60,000      34,341
    Hakers Enterprise Co., Ltd.                               6,300       8,128
#   Hannstar Board Corp.                                    185,681      90,565
#*  HannStar Display Corp.                                1,489,667     450,112
*   HannsTouch Solution, Inc.                               290,743      97,667
    Hanpin Electron Co., Ltd.                                38,000      48,753
*   Harvatek Corp.                                           83,052      28,435
    Hi-Clearance, Inc.                                        5,000      15,363
    Highwealth Construction Corp.                           378,918     627,365
    HIM International Music, Inc.                             6,000      24,339
    Hiroca Holdings, Ltd.                                    24,728      88,056
*   HiTi Digital, Inc.                                       79,956      28,457
    Hitron Technology, Inc.                                 128,000      83,669
    Hiwin Technologies Corp.                                 67,259     488,365
*   Ho Tung Chemical Corp.                                  484,092     132,778
*   Hocheng Corp.                                           137,300      41,515
    Holiday Entertainment Co., Ltd.                          31,000      51,556
    Holtek Semiconductor, Inc.                               89,000     172,650
    Holy Stone Enterprise Co., Ltd.                         118,500     145,022
    Hon Hai Precision Industry Co., Ltd.                  3,607,499  14,029,833
    Hon Hai Precision Industry Co., Ltd. GDR                158,585   1,222,315
    Hong Pu Real Estate Development Co., Ltd.               146,609     113,368
    Hong TAI Electric Industrial                            125,000      40,919
    Hong YI Fiber Industry Co.                               68,000      49,319
*   Horizon Securities Co., Ltd.                            220,000      47,697
    Hota Industrial Manufacturing Co., Ltd.                  98,871     452,515
#   Hotai Motor Co., Ltd.                                    52,000     631,882
    Hsin Kuang Steel Co., Ltd.                              121,788     121,949
    Hsin Yung Chien Co., Ltd.                                15,900      37,436
#   Hu Lane Associate, Inc.                                  31,151     185,698
*   HUA ENG Wire & Cable Co., Ltd.                          190,000      63,588
    Hua Nan Financial Holdings Co., Ltd.                  1,530,877     894,753
    Huaku Development Co., Ltd.                             146,465     309,905
    Huang Hsiang Construction Corp.                          76,000      92,228
    Hung Ching Development & Construction Co., Ltd.          68,000      44,064
    Hung Sheng Construction, Ltd.                           254,000     165,314
    Huxen Corp.                                              10,000      13,885
    Hwa Fong Rubber Co., Ltd.                               147,430      54,206
*   Hwacom Systems, Inc.                                     43,000      16,427
*   I-Chiun Precision Industry Co., Ltd.                     53,000      16,340
    I-Sheng Electric Wire & Cable Co., Ltd.                  50,000      71,429
#   Ibase Technology, Inc.                                   68,455     134,674
#*  Ichia Technologies, Inc.                                168,897     105,979
    Ideal Bike Corp.                                         68,000      25,441
    IEI Integration Corp.                                    56,000      85,641
    Infortrend Technology, Inc.                             110,798      55,421
    Innodisk Corp.                                           24,000      81,343
#   Innolux Corp.                                         4,546,461   2,217,799
    Inpaq Technology Co., Ltd.                               45,000      40,206
    Intai Technology Corp.                                   14,000      48,424
    Integrated Service Technology, Inc.                      27,000     106,365
    IntelliEPI, Inc.                                          9,000      26,621

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
#   International Games System Co., Ltd.                      25,000 $  131,495
    Inventec Corp.                                           935,181    747,042
#   Iron Force Industrial Co., Ltd.                           21,000    106,742
    ITE Technology, Inc.                                      63,202     68,381
    ITEQ Corp.                                               118,299    179,973
    Jarllytec Co., Ltd.                                       29,000     58,064
    Jentech Precision Industrial Co., Ltd.                    24,000     60,960
    Jess-Link Products Co., Ltd.                              50,500     48,408
#   Jih Sun Financial Holdings Co., Ltd.                     813,701    191,064
    Jinli Group Holdings, Ltd.                                49,000     59,631
    Johnson Health Tech Co., Ltd.                             32,948     40,103
    K Laser Technology, Inc.                                  63,000     31,626
    Kang Na Hsiung Enterprise Co., Ltd.                       59,000     21,093
    Kaori Heat Treatment Co., Ltd.                            45,983     71,188
    Kaulin Manufacturing Co., Ltd.                            93,000     58,825
    KEE TAI Properties Co., Ltd.                             221,226     73,255
    Kenda Rubber Industrial Co., Ltd.                        169,842    266,264
    Kenmec Mechanical Engineering Co., Ltd.                  152,000     48,773
    Kerry TJ Logistics Co., Ltd.                              82,000     97,907
    Kindom Construction Corp.                                191,000    115,129
    King Chou Marine Technology Co., Ltd.                     33,660     38,383
    King Slide Works Co., Ltd.                                16,050    225,613
#   King Yuan Electronics Co., Ltd.                          625,529    622,990
    King's Town Bank Co., Ltd.                               462,000    477,422
*   King's Town Construction Co., Ltd.                        62,348     49,345
    Kingcan Holdings, Ltd.                                    27,675     28,002
    Kingpak Technology, Inc.                                   8,000     51,238
    Kinik Co.                                                 64,000    164,897
#*  Kinko Optical Co., Ltd.                                   77,000     86,522
#   Kinpo Electronics                                        764,028    279,700
#   Kinsus Interconnect Technology Corp.                     152,009    409,711
    KMC Kuei Meng International, Inc.                         15,106     72,242
    KS Terminals, Inc.                                        56,760    105,487
    Kung Long Batteries Industrial Co., Ltd.                  36,000    184,158
*   Kung Sing Engineering Corp.                              164,000     57,030
    Kuo Toong International Co., Ltd.                        122,108     82,677
    Kuoyang Construction Co., Ltd.                           209,450     96,774
    Kwong Fong Industries Corp.                               56,047     42,962
    Kwong Lung Enterprise Co., Ltd.                           41,000     61,149
*   KYE Systems Corp.                                        146,426     43,465
    L&K Engineering Co., Ltd.                                 83,000    100,257
*   LAN FA Textile                                            93,277     26,176
    Land Mark Optoelectronics Corp.                           16,000    219,174
    Lanner Electronics, Inc.                                  30,589     43,280
    Largan Precision Co., Ltd.                                16,306  2,975,181
    Laser Tek Taiwan Co., Ltd.                                20,000     18,998
    LCY Chemical Corp.                                       182,799    265,269
    Leader Electronics, Inc.                                  67,602     22,851
    Leadtrend Technology Corp.                                 4,159      3,902
*   Lealea Enterprise Co., Ltd.                              500,981    180,898
    Ledlink Optics, Inc.                                      25,467     35,731
    Ledtech Electronics Corp.                                 19,000      7,866
    LEE CHI Enterprises Co., Ltd.                            103,000     35,301

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Lelon Electronics Corp.                                   38,250 $   51,454
    Lemtech Holdings Co., Ltd.                                 9,000     64,693
    Leofoo Development Co., Ltd.                             138,645     37,916
*   LES Enphants Co., Ltd.                                    90,901     33,102
*   Lextar Electronics Corp.                                 202,000    117,759
    Li Cheng Enterprise Co., Ltd.                             33,000     92,632
*   Li Peng Enterprise Co., Ltd.                             277,806     77,921
    Lian HWA Food Corp.                                       43,744     51,870
    Lien Chang Electronic Enter                               23,000     11,356
    Lien Hwa Industrial Corp.                                322,707    300,308
    Lingsen Precision Industries, Ltd.                       228,000    110,870
    Lite-On Semiconductor Corp.                              132,213    130,831
    Lite-On Technology Corp.                                 896,395  1,450,741
    Long Bon International Co., Ltd.                         164,000     86,078
    Long Chen Paper Co., Ltd.                                272,995    343,579
    Longwell Co.                                              52,000     65,414
    Lotes Co., Ltd.                                           27,631    159,756
    Lu Hai Holding Corp.                                      18,000     33,855
    Lucky Cement Corp.                                       112,000     32,937
    Lumax International Corp., Ltd.                           48,325     85,265
    Lung Yen Life Service Corp.                               41,000    100,459
#*  LuxNet Corp.                                              20,899     22,183
#   Macauto Industrial Co., Ltd.                              21,000    137,268
    Machvision, Inc.                                           8,000     46,597
    Macroblock, Inc.                                          14,000     35,220
*   Macronix International                                 2,071,048  1,129,120
    Mag Layers Scientific-Technics Co., Ltd.                  21,550     48,217
    Makalot Industrial Co., Ltd.                              91,686    409,769
    Marketech International Corp.                             58,000     74,081
    Masterlink Securities Corp.                              585,885    156,958
    Materials Analysis Technology, Inc.                       13,000     45,996
    Mayer Steel Pipe Corp.                                    78,259     34,474
    MediaTek, Inc.                                           261,360  2,300,728
    Mega Financial Holding Co., Ltd.                       1,994,669  1,688,189
    Meiloon Industrial Co.                                    55,000     47,485
    Mercuries & Associates Holding, Ltd.                     190,083    142,843
*   Mercuries Life Insurance Co., Ltd.                       463,649    242,600
    Merida Industry Co., Ltd.                                 40,415    193,352
    Merry Electronics Co., Ltd.                               59,906    493,968
    Micro-Star International Co., Ltd.                       321,233    832,241
*   Microbio Co., Ltd.                                       206,572    159,996
    Microelectronics Technology, Inc.                         12,645     15,333
    Microlife Corp.                                           21,600     50,350
    Mildef Crete, Inc.                                        22,000     41,113
    MIN AIK Technology Co., Ltd.                             104,000    104,702
    Mirle Automation Corp.                                    71,805     95,092
    Mitac Holdings Corp.                                     345,415    413,215
    Mobiletron Electronics Co., Ltd.                          35,440     45,172
    momo.com, Inc.                                             2,000     14,185
#*  Motech Industries, Inc.                                  253,097    203,517
    MPI Corp.                                                 32,000     97,418
    Nak Sealing Technologies Corp.                            25,000     68,558
#   Namchow Chemical Industrial Co., Ltd.                     83,000    177,587

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
    Nan Kang Rubber Tire Co., Ltd.                           150,139 $  137,403
    Nan Liu Enterprise Co., Ltd.                               6,000     29,016
    Nan Ren Lake Leisure Amusement Co., Ltd.                  99,000     26,289
    Nan Ya Plastics Corp.                                    591,674  1,489,185
    Nan Ya Printed Circuit Board Corp.                       138,072    108,128
    Nang Kuang Pharmaceutical co., Ltd.                       10,000     13,061
    Nantex Industry Co., Ltd.                                119,014     87,723
#   Nanya Technology Corp.                                   119,000    245,405
    National Petroleum Co., Ltd.                              37,000     48,112
*   Neo Solar Power Corp.                                    491,646    227,066
#   Netronix, Inc.                                            40,000     90,016
    New Asia Construction & Development Corp.                 43,880     10,288
    New Best Wire Industrial Co., Ltd.                        23,000     25,548
    New Era Electronics Co., Ltd.                             39,000     26,471
#*  Newmax Technology Co., Ltd.                               32,077     46,576
    Nexcom International Co., Ltd.                            44,000     43,020
    Nichidenbo Corp.                                          45,975     41,854
    Nien Hsing Textile Co., Ltd.                             125,476     93,709
    Nien Made Enterprise Co., Ltd.                            53,000    646,757
    Nishoku Technology, Inc.                                  23,000     59,870
    Novatek Microelectronics Corp.                           205,000    779,545
    Nuvoton Technology Corp.                                  42,000     79,160
#*  OBI Pharma, Inc.                                          14,000     99,629
*   Ocean Plastics Co., Ltd.                                  74,000     64,708
    On-Bright Electronics, Inc.                               19,000    136,241
    OptoTech Corp.                                           294,000    158,536
    Orient Europharma Co., Ltd.                               10,000     22,823
*   Orient Semiconductor Electronics, Ltd.                   319,000     92,826
    Oriental Union Chemical Corp.                            239,821    223,000
    P-Duke Technology Co., Ltd.                               18,700     39,061
    P-Two Industries, Inc.                                    35,000     22,067
    Pacific Construction Co.                                 167,000     58,115
    Pacific Hospital Supply Co., Ltd.                         28,000     71,410
    Paiho Shih Holdings Corp.                                 38,448     71,018
    Pan Jit International, Inc.                              197,000    123,848
#   Pan-International Industrial Corp.                       145,514    141,420
    Parade Technologies, Ltd.                                 27,400    397,498
    Paragon Technologies Co., Ltd.                            30,762     20,417
#   PChome Online, Inc.                                       35,568    249,593
    PCL Technologies, Inc.                                    11,220     47,317
    Pegatron Corp.                                           890,037  2,902,857
    PharmaEngine, Inc.                                         8,399     53,353
    Pharmally International Holding Co., Ltd.                  6,000     84,426
*   Phihong Technology Co., Ltd.                             200,810     80,788
    Phison Electronics Corp.                                  34,000    472,328
    Phoenix Tours International, Inc.                         14,700     16,644
    Pixart Imaging, Inc.                                      39,030    111,122
    Planet Technology Corp.                                   16,000     29,394
    Plastron Precision Co., Ltd.                              22,000     16,313
    Polytronics Technology Corp.                              25,000     48,187
    Portwell, Inc.                                            47,000     76,237
    Posiflex Technology, Inc.                                 20,853    115,387
    Pou Chen Corp.                                           962,144  1,299,740

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Power Quotient International Co., Ltd.                    66,800 $   27,718
    Powertech Technology, Inc.                               340,400  1,103,027
    Poya International Co., Ltd.                              21,873    279,115
    President Chain Store Corp.                              136,000  1,152,426
*   President Securities Corp.                               466,662    216,358
    Primax Electronics, Ltd.                                 191,000    417,173
*   Prime Electronics & Satellitics, Inc.                     57,750     18,428
    Prince Housing & Development Corp.                       573,087    206,841
*   Princeton Technology Corp.                               105,000     28,293
    Pro Hawk Corp.                                             3,000     14,002
    Promate Electronic Co., Ltd.                              63,000     59,674
    Promise Technology, Inc.                                  76,000     32,578
    Prosperity Dielectrics Co., Ltd.                          56,000     44,186
    Qisda Corp.                                              819,439    648,193
    QST International Corp.                                   15,000     50,966
    Qualipoly Chemical Corp.                                  38,284     37,723
    Quang Viet Enterprise Co., Ltd.                            6,000     33,994
    Quanta Computer, Inc.                                    515,715  1,222,736
    Quanta Storage, Inc.                                      52,000     71,550
    Quintain Steel Co., Ltd.                                 106,748     31,365
#   Radiant Opto-Electronics Corp.                           237,144    563,343
*   Radium Life Tech Co., Ltd.                               362,056    158,871
    Realtek Semiconductor Corp.                              160,268    599,699
    Rechi Precision Co., Ltd.                                152,173    159,564
#   Rich Development Co., Ltd.                               365,254    117,295
    RichWave Technology Corp.                                  8,000     27,942
#*  Ritek Corp.                                            1,055,112    178,067
*   Rotam Global Agrosciences, Ltd.                           37,830     40,892
*   Ruentex Development Co., Ltd.                            260,340    281,955
    Ruentex Engineering & Construction Co.                    11,000     14,170
#   Ruentex Industries, Ltd.                                  81,235    120,549
    Run Long Construction Co., Ltd.                           65,242    103,047
#   Sagittarius Life Science Corp.                            14,000     47,725
    Sampo Corp.                                              225,000    112,462
    San Fang Chemical Industry Co., Ltd.                      87,992    104,330
    San Shing Fastech Corp.                                   53,479     89,963
    Sanitar Co., Ltd.                                         24,000     30,879
    Sanyang Motor Co., Ltd.                                  207,684    143,970
#   SCI Pharmtech, Inc.                                       23,000     50,031
    Scientech Corp.                                           25,000     51,732
    ScinoPharm Taiwan, Ltd.                                   22,713     30,803
    SDI Corp.                                                 52,000    109,543
    Sea Sonic Electronics Co., Ltd.                           15,000     15,342
    Senao International Co., Ltd.                             29,000     55,722
    Senao Networks, Inc.                                      12,000     53,805
#   Sercomm Corp.                                            116,000    293,579
    Sesoda Corp.                                              78,358     73,645
    Shan-Loong Transportation Co., Ltd.                       33,000     37,113
    Sharehope Medicine Co., Ltd.                              14,000     17,610
    Sheng Yu Steel Co., Ltd.                                  70,000     82,286
    ShenMao Technology, Inc.                                  35,435     33,947
    Shih Her Technologies, Inc.                               20,000     20,298
*   Shih Wei Navigation Co., Ltd.                            117,980     34,570

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Shihlin Electric & Engineering Corp.                       111,000 $146,377
#   Shin Kong Financial Holding Co., Ltd.                    2,904,235  776,369
    Shin Zu Shing Co., Ltd.                                     60,149  183,586
    Shinih Enterprise Co., Ltd.                                 17,000   11,182
*   Shining Building Business Co., Ltd.                        214,067   72,654
    Shinkong Insurance Co., Ltd.                               108,000   91,219
    Shinkong Synthetic Fibers Corp.                            685,191  208,112
    Shinkong Textile Co., Ltd.                                  45,800   62,200
    Shiny Chemical Industrial Co., Ltd.                         24,112   51,825
    ShunSin Technology Holding, Ltd.                            13,000   42,518
#*  Shuttle, Inc.                                              200,000   70,212
    Sigurd Microelectronics Corp.                              207,559  193,070
    Silergy Corp.                                                9,000  175,973
*   Silicon Integrated Systems Corp.                           245,000   58,508
    Siliconware Precision Industries Co., Ltd.                 164,800  271,388
*   Siliconware Precision Industries Co., Ltd. Sponsored ADR    32,444  264,743
    Silitech Technology Corp.                                   56,396   36,065
    Simplo Technology Co., Ltd.                                109,000  346,276
    Sinbon Electronics Co., Ltd.                                95,917  234,993
    Sincere Navigation Corp.                                   161,350  107,092
    Sinher Technology, Inc.                                     11,000   19,352
    Sinmag Equipment Corp.                                      20,169  119,521
#   Sino-American Electronic Co., Ltd.                          17,000   27,705
#   Sino-American Silicon Products, Inc.                       298,000  597,714
    Sinon Corp.                                                181,000   89,291
    SinoPac Financial Holdings Co., Ltd.                     2,806,539  879,994
    Sinphar Pharmaceutical Co., Ltd.                            89,960   65,673
    Sinyi Realty, Inc.                                          54,660   58,846
    Sirtec International Co., Ltd.                              70,000  103,591
    Sitronix Technology Corp.                                   58,434  186,856
    Siward Crystal Technology Co., Ltd.                        111,000   75,911
    Soft-World International Corp.                              27,000   71,679
*   Solar Applied Materials Technology Co.                     216,000   93,974
*   Solartech Energy Corp.                                     173,000   80,199
    Solomon Technology Corp.                                    71,000   43,651
    Solteam Electronics Co., Ltd.                               30,000   40,101
    Sonix Technology Co., Ltd.                                  67,000   72,934
    Southeast Cement Co., Ltd.                                 137,000   69,214
    Sporton International, Inc.                                 28,323  141,188
    St Shine Optical Co., Ltd.                                  23,000  473,850
    Standard Chemical & Pharmaceutical Co., Ltd.                51,000   56,747
    Standard Foods Corp.                                       116,002  308,864
    Stark Technology, Inc.                                      39,000   37,914
    Sunko INK Co., Ltd.                                         52,000   22,967
    Sunny Friend Environmental Technology Co., Ltd.             16,000   81,315
    Sunonwealth Electric Machine Industry Co., Ltd.             99,000  139,817
    Sunplus Technology Co., Ltd.                               300,000  138,410
    Sunrex Technology Corp.                                     88,460   59,592
    Sunspring Metal Corp.                                       50,000   68,161
    Supreme Electronics Co., Ltd.                              163,608  160,861
#   Swancor Holding Co., Ltd.                                   38,435  109,174
    Sweeten Real Estate Development Co., Ltd.                   31,381   14,285
    Syncmold Enterprise Corp.                                   71,000  153,576

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Synnex Technology International Corp.                   421,967 $   469,204
    Sysage Technology Co., Ltd.                              38,141      39,475
*   Sysgration                                              115,000      35,078
    Systex Corp.                                             59,000     112,269
    T-Mac Techvest PCB Co., Ltd.                             61,000      23,524
    T3EX Global Holdings Corp.                               57,000      40,409
    TA Chen Stainless Pipe                                  358,630     206,051
*   Ta Chong Securities Co., Ltd.                            69,000      25,354
*   Ta Ya Electric Wire & Cable                             268,174      59,331
    Ta Yih Industrial Co., Ltd.                              16,000      43,889
    TA-I Technology Co., Ltd.                                68,248      55,848
    Tah Hsin Industrial Corp.                                45,000      37,790
*   Tai Tung Communication Co., Ltd.                         58,373      47,501
    Taichung Commercial Bank Co., Ltd.                    1,069,277     368,315
    TaiDoc Technology Corp.                                  25,199      86,763
    Taiflex Scientific Co., Ltd.                             96,540     141,828
*   TaiMed Biologics, Inc.                                   16,000     116,984
    Taimide Tech, Inc.                                       42,350      59,590
    Tainan Enterprises Co., Ltd.                             83,000      68,030
    Tainan Spinning Co., Ltd.                               577,568     252,353
*   Tainergy Tech Co., Ltd.                                 116,000      47,252
    Taishin Financial Holding Co., Ltd.                   1,805,301     848,961
*   Taisun Enterprise Co., Ltd.                             162,670     112,868
*   Taita Chemical Co., Ltd.                                 63,000      21,927
    Taiwan Acceptance Corp.                                  69,000     254,809
    Taiwan Business Bank                                  1,394,887     395,877
    Taiwan Cement Corp.                                   1,014,375   1,175,632
    Taiwan Chinsan Electronic Industrial Co., Ltd.           47,000      81,061
    Taiwan Cogeneration Corp.                               237,077     186,071
    Taiwan Cooperative Financial Holding Co., Ltd.        1,551,798     847,985
    Taiwan Fertilizer Co., Ltd.                             262,000     355,771
    Taiwan Fire & Marine Insurance Co., Ltd.                 80,520      50,803
    Taiwan FU Hsing Industrial Co., Ltd.                     88,000     107,492
*   Taiwan Glass Industry Corp.                             451,442     231,012
    Taiwan High Speed Rail Corp.                            324,000     279,576
    Taiwan Hon Chuan Enterprise Co., Ltd.                   147,455     266,625
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.           71,000      40,085
#   Taiwan Land Development Corp.                           373,217     129,776
    Taiwan Line Tek Electronic                               57,451      48,317
*   Taiwan Mask Corp.                                        78,000      45,553
    Taiwan Mobile Co., Ltd.                                 268,800     962,002
    Taiwan Navigation Co., Ltd.                             121,000      55,299
    Taiwan Paiho, Ltd.                                      111,068     463,378
    Taiwan PCB Techvest Co., Ltd.                           146,733     143,476
*   Taiwan Prosperity Chemical Corp.                         62,000      40,779
*   Taiwan Pulp & Paper Corp.                               139,000      85,416
    Taiwan Sakura Corp.                                      73,600      88,655
    Taiwan Sanyo Electric Co., Ltd.                          23,800      18,956
    Taiwan Secom Co., Ltd.                                   71,795     212,568
#   Taiwan Semiconductor Co., Ltd.                          118,000     159,795
    Taiwan Semiconductor Manufacturing Co., Ltd.          2,248,214  15,892,398
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                         498,924  17,941,307
    Taiwan Shin Kong Security Co., Ltd.                     107,150     134,663

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Taiwan Styrene Monomer                                   250,164 $  172,680
    Taiwan Surface Mounting Technology Corp.                 145,845    119,513
    Taiwan TEA Corp.                                         362,648    194,533
    Taiwan Union Technology Corp.                            115,000    247,455
    Taiyen Biotech Co., Ltd.                                  72,712     72,238
#*  Tatung Co., Ltd.                                       1,251,688    526,310
    TCI Co., Ltd.                                             21,863    133,854
    Te Chang Construction Co., Ltd.                           20,291     13,246
    Teco Electric and Machinery Co., Ltd.                    683,000    643,225
    Tehmag Foods Corp.                                         7,700     57,500
    Test Research, Inc.                                       76,571     91,262
    Test Rite International Co., Ltd.                        130,568     96,424
*   Tex-Ray Industrial Co., Ltd.                              85,000     26,790
    Thinking Electronic Industrial Co., Ltd.                  43,000    134,074
    Thye Ming Industrial Co., Ltd.                            64,125     83,566
    Ton Yi Industrial Corp.                                  391,300    187,876
    Tong Hsing Electronic Industries, Ltd.                    75,009    310,377
    Tong Yang Industry Co., Ltd.                             201,640    374,319
    Tong-Tai Machine & Tool Co., Ltd.                        104,711     72,815
#   TOPBI International Holdings, Ltd.                        26,000     83,014
    Topco Scientific Co., Ltd.                                68,409    209,525
    Topco Technologies Corp.                                  17,000     36,253
    Topkey Corp.                                               7,000     23,292
    Topoint Technology Co., Ltd.                              81,540     63,184
    Toung Loong Textile Manufacturing                         30,000     87,462
*   TPK Holding Co., Ltd.                                    168,000    564,099
    Transcend Information, Inc.                               47,890    141,819
    Tripod Technology Corp.                                  210,170    686,128
#   TrueLight Corp.                                           44,700     54,410
#   Tsang Yow Industrial Co., Ltd.                            29,000     41,071
    Tsann Kuen Enterprise Co., Ltd.                           46,000     38,610
    TSC Auto ID Technology Co., Ltd.                          10,700     74,364
*   TSEC Corp.                                               130,000     44,333
    TSRC Corp.                                               241,452    271,120
    Ttet Union Corp.                                          19,000     57,890
    TTFB Co., Ltd.                                             5,000     41,674
    TTY Biopharm Co., Ltd.                                    76,000    247,757
    Tung Ho Steel Enterprise Corp.                           458,654    378,950
#   Tung Thih Electronic Co., Ltd.                            37,073    263,276
    TURVO International Co., Ltd.                             23,250     78,115
    TXC Corp.                                                141,204    204,133
    TYC Brother Industrial Co., Ltd.                         104,091    106,338
*   Tycoons Group Enterprise                                 221,000     41,909
    Tyntek Corp.                                             179,922     77,713
    U-Ming Marine Transport Corp.                            237,000    246,378
    UDE Corp.                                                 37,000     45,715
    Ultra Chip, Inc.                                          27,000     29,504
    Uni-President Enterprises Corp.                        1,398,577  2,676,656
    Unimicron Technology Corp.                               786,312    511,307
#   Union Bank Of Taiwan                                     689,484    204,365
*   Union Insurance Co., Ltd.                                 39,397     18,717
    Unitech Computer Co., Ltd.                                38,000     22,323
*   Unitech Printed Circuit Board Corp.                      290,979    103,586

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    United Integrated Services Co., Ltd.                      96,000 $  180,607
#   United Microelectronics Corp.                          6,083,081  2,792,072
#   United Microelectronics Corp. Sponsored ADR              146,700    331,542
    United Orthopedic Corp.                                   13,973     32,235
    United Radiant Technology                                 48,000     33,354
    Unity Opto Technology Co., Ltd.                          173,593     65,220
    Universal Cement Corp.                                   237,972    178,143
    Universal Microwave Technology, Inc.                       9,000     26,027
*   Unizyx Holding Corp.                                     190,118     90,348
    UPC Technology Corp.                                     384,458    180,876
    USI Corp.                                                422,659    209,345
    Usun Technology Co., Ltd.                                 22,000     44,691
    Utechzone Co., Ltd.                                       21,000     37,672
#   Vanguard International Semiconductor Corp.               324,000    606,546
    Ve Wong Corp.                                             34,000     27,643
*   Via Technologies, Inc.                                    88,000     32,181
    Victory New Materials, Ltd. Co.                           45,000     77,372
    Viking Tech Corp.                                         19,000     11,450
#   Visual Photonics Epitaxy Co., Ltd.                        83,757    191,627
    Vivotek, Inc.                                             40,482    118,455
    Voltronic Power Technology Corp.                          14,150    242,639
#*  Wafer Works Corp.                                        227,807    154,783
    Waffer Technology Co., Ltd.                               34,000     20,892
*   Wah Hong Industrial Corp.                                 19,694     13,045
    Wah Lee Industrial Corp.                                 103,000    172,274
    Walsin Lihwa Corp.                                     1,513,000    666,215
    Walsin Technology Corp.                                  213,625    382,458
    Walton Advanced Engineering, Inc.                        178,000     77,431
    WAN HWA Enterprise Co.                                    11,900      5,538
    Waterland Financial Holdings Co., Ltd.                   938,522    297,437
*   Wei Chuan Foods Corp.                                     95,000     58,524
    Wei Mon Industry Co., Ltd.                                72,277        404
    Weikeng Industrial Co., Ltd.                             176,461     96,440
    Well Shin Technology Co., Ltd.                            40,160     66,169
    Win Semiconductors Corp.                                 160,141    937,092
    Winbond Electronics Corp.                              1,497,000    903,463
    WinMate Communication, Inc.                               12,000     22,417
    Wintek Corp.                                             461,871      5,248
    Wisdom Marine Lines Co., Ltd.                            172,609    164,102
    Wisechip Semiconductor, Inc.                               9,000     40,387
    Wistron Corp.                                          1,074,010  1,083,830
    Wistron NeWeb Corp.                                      132,057    422,418
    Wowprime Corp.                                            33,000    184,571
    WPG Holdings, Ltd.                                       558,847    782,635
    WT Microelectronics Co., Ltd.                            229,982    340,669
*   WUS Printed Circuit Co., Ltd.                            152,000     89,106
    XAC Automation Corp.                                      40,000     77,458
*   XinTec, Inc.                                              31,000     56,409
#   Xxentria Technology Materials Corp.                       51,211    106,688
    Yageo Corp.                                              182,249    694,061
    YC Co., Ltd.                                             172,043     71,521
    YC INOX Co., Ltd.                                        155,600    128,305
    YCC Parts Manufacturing Co., Ltd.                          7,000     10,670

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
TAIWAN -- (Continued)
    Yea Shin International Development Co., Ltd.            60,000 $     27,817
    Yeong Guan Energy Technology Group Co., Ltd.            43,212      117,076
    YFC-Boneagle Electric Co., Ltd.                         27,000       57,292
*   YFY, Inc.                                              716,891      243,342
    Yi Jinn Industrial Co., Ltd.                           116,100       42,302
*   Yieh Phui Enterprise Co., Ltd.                         505,274      219,150
    Yonyu Plastics Co., Ltd.                                35,000       36,394
*   Young Fast Optoelectronics Co., Ltd.                    50,298       22,230
*   Young Optics, Inc.                                      33,000       44,963
    Youngtek Electronics Corp.                              57,257       87,609
    Yuanta Financial Holding Co., Ltd.                   2,086,167      894,273
    Yuanta Futures Co., Ltd.                                10,000       12,651
    Yulon Motor Co., Ltd.                                  355,783      310,847
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        25,362       69,200
    YungShin Global Holding Corp.                           63,000       85,526
    Yungtay Engineering Co., Ltd.                          165,000      273,139
    Zeng Hsing Industrial Co., Ltd.                         37,837      160,398
    Zenitron Corp.                                         104,000       62,176
    Zhen Ding Technology Holding, Ltd.                     195,000      453,615
    Zig Sheng Industrial Co., Ltd.                         205,231       61,815
    Zinwell Corp.                                          141,010      146,058
    Zippy Technology Corp.                                  70,000       83,517
    ZongTai Real Estate Development Co., Ltd.               83,495       49,082
                                                                   ------------
TOTAL TAIWAN                                                        223,943,386
                                                                   ------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL                                       84,120       58,900
    Advanced Info Service PCL                              209,500    1,167,859
    Advanced Information Technology PCL Class F             28,400       23,897
    Airports of Thailand PCL                               935,000    1,447,042
    AJ Plast PCL                                            60,300       24,282
    Amata Corp. PCL                                        203,800       96,154
    Ananda Development PCL                                 773,200      115,713
    AP Thailand PCL                                        757,202      175,212
    Asia Aviation PCL                                    1,276,600      243,608
    Asia Plus Group Holdings PCL                           441,100       48,515
    Asian Insulators PCL                                   955,920        7,219
    Bangchak Corp. PCL                                     280,700      293,130
    Bangkok Airways PCL                                    200,200      110,098
    Bangkok Aviation Fuel Services PCL                     130,550      185,371
    Bangkok Bank PCL(6077019)                                9,800       54,336
    Bangkok Bank PCL(6368360)                               31,100      167,760
    Bangkok Expressway & Metro PCL                       2,043,535      460,581
    Bangkok Insurance PCL                                    3,580       37,331
    Bangkok Land PCL                                     4,290,900      233,394
    Bangkok Life Assurance PCL                             115,340      144,710
    Bangkok Ranch PCL                                      288,500       62,856
    Banpu PCL(6368348)                                      31,500       15,430
    Banpu PCL(BJFHBT4)                                     585,500      286,798
    Beauty Community PCL                                   630,700      225,544
    BEC World PCL                                          306,600      170,454
    Berli Jucker PCL                                       378,200      525,649
    Better World Green PCL                                 361,900       20,011

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Big Camera Corp. PCL                                     507,800 $   57,378
    BJC Heavy Industries PCL Class F                         137,000     15,233
    BTS Group Holdings PCL                                   128,200     33,132
    Cal-Comp Electronics Thailand PCL Class F              1,098,044    102,952
    Carabao Group PCL Class F                                 86,600    180,869
    Central Pattana PCL                                      372,800    778,616
    Central Plaza Hotel PCL                                  289,000    353,906
    CH Karnchang PCL                                         128,472    110,031
    Charoen Pokphand Foods PCL                             1,372,093  1,014,334
    Charoong Thai Wire & Cable PCL Class F                    88,000     27,503
    Christiani & Nielsen Thai Class F                         91,300     10,152
    CK Power PCL                                           1,375,100    137,194
    Com7 PCL Class F                                         120,500     41,644
*   Country Group Development PCL                          1,768,300     56,859
    Country Group Holdings PCL Class F                       407,500     17,512
    CP ALL PCL                                               693,500  1,266,062
    CS Loxinfo PCL                                            30,600      5,609
    Delta Electronics Thailand PCL                           108,200    288,575
*   Demco PCL                                                 84,400     14,711
    Dhipaya Insurance PCL                                     82,100    103,623
    Diamond Building Products PCL                             29,000      5,098
    Dynasty Ceramic PCL                                    1,193,500    144,899
    Eastern Polymer Group PCL Class F                        307,600     99,833
    Eastern Water Resources Development and Management
      PCL Class F                                            271,000    104,242
    Electricity Generating PCL                                44,100    288,907
    Energy Absolute PCL                                      447,200    497,240
    Energy Earth PCL                                         672,000     29,484
    Erawan Group PCL (The)                                   554,700     89,181
*   Esso Thailand PCL                                        810,000    239,764
    Forth Corp. PCL                                           74,800     16,522
    Forth Smart Service PCL                                   78,500     46,473
    GFPT PCL                                                 288,600    167,385
    Global Power Synergy PCL Class F                         111,000    128,424
    Glow Energy PCL                                          125,500    305,486
    Golden Land Property Development PCL                     392,300     87,239
    Grand Canal Land PCL                                     774,800     51,690
    Hana Microelectronics PCL                                116,101    140,431
    Home Product Center PCL                                1,356,527    403,577
    ICC International PCL                                     27,800     30,493
    Ichitan Group PCL                                        118,800     27,490
    Indorama Ventures PCL                                    601,400    673,212
*   Inter Far East Energy Corp. Class F                      177,400     12,395
    Interlink Communication PCL                               33,400     13,851
    Intouch Holdings PCL(6397557)                             78,700    141,311
    Intouch Holdings PCL(BKXLD88)                             25,800     46,325
    IRPC PCL                                               3,008,500    497,250
    Italian-Thai Development PCL                             814,566     96,446
    Jasmine International PCL                                709,700    159,955
    Jaymart PCL                                              241,290    107,316
    Kang Yong Electric PCL                                     2,500     39,818
    Karmarts PCL                                             184,100     47,579
    Kasikornbank PCL(6364766)                                227,200  1,314,321
    Kasikornbank PCL(6888794)                                 15,500     92,227

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    KCE Electronics PCL                                       86,300 $  224,331
    KGI Securities Thailand PCL                              632,600     75,661
    Khon Kaen Sugar Industry PCL                             777,704    103,300
    Kiatnakin Bank PCL                                       160,700    322,351
    Krung Thai Bank PCL                                    1,026,050    558,097
    Krungthai Card PCL                                        52,100    156,176
    Land & Houses PCL                                        736,920    221,454
    Lanna Resources PCL                                       96,200     34,402
    LH Financial Group PCL                                 3,533,800    187,965
    Loxley PCL                                               552,270     54,768
    LPN Development PCL                                      279,800     97,537
    Major Cineplex Group PCL                                 196,700    181,766
    Malee Group PCL                                           86,600     86,531
    Maybank Kim Eng Securities Thailand PCL                   40,700     27,030
    MBK PCL                                                  251,000    113,143
    MC Group PCL                                             123,600     64,258
*   MCOT PCL                                                 120,300     51,697
    MCS Steel PCL                                            132,700     58,621
    Mega Lifesciences PCL                                    116,700     98,195
*   Millcon Steel PCL                                        769,000     40,441
    Minor International PCL                                  457,844    581,308
    MK Restaurants Group PCL                                  67,600    123,919
    Modernform Group PCL                                      18,700      2,697
    Mono Technology PCL Class F                              218,400     22,971
    Muangthai Leasing PCL Class F                            175,200    188,223
    Namyong Terminal PCL                                     130,200     21,324
*   Nation Multimedia Group PCL                              753,500     14,039
    PCS Machine Group Holding PCL                             57,600     12,549
    Platinum Group PCL (The) Class F                         146,700     30,639
*   Polyplex Thailand PCL                                    144,500     54,714
*   Precious Shipping PCL                                    398,350    111,329
    Premier Marketing PCL                                    235,100     80,542
    Property Perfect PCL                                   1,875,500     48,471
    Pruksa Holding PCL                                       439,500    302,452
    PTG Energy PCL                                           312,500    172,795
    PTT Exploration & Production PCL                         478,686  1,265,889
    PTT Global Chemical PCL                                  296,256    643,232
    PTT PCL(6420390)                                         366,900  4,278,010
    PTT PCL(6420408)                                          28,700    334,639
    Quality Houses PCL                                     2,578,813    189,092
    Raimon Land PCL                                        1,142,800     40,181
    Ratchaburi Electricity Generating Holding PCL(6294249)   117,800    191,162
    Ratchaburi Electricity Generating Holding PCL(6362771)    63,600    103,208
    Ratchthani Leasing PCL                                   560,200     94,274
*   Regional Container Lines PCL                             247,200     62,029
    Robinson PCL                                              55,500     97,152
*   Rojana Industrial Park PCL                               469,632     76,916
*   RS PCL                                                   248,200    102,930
*   Sahaviriya Steel Industries PCL                        5,877,500      1,660
    Samart Corp. PCL                                         276,800    118,950
*   Samart I-Mobile PCL                                    1,001,300     29,789
    Samart Telcoms PCL                                       219,900     87,229
    Sansiri PCL                                            3,567,433    222,988

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Sappe PCL                                                 21,700 $   15,912
    SC Asset Corp PCL                                      1,048,696    102,107
    Scan Inter PCL Class F                                   182,200     27,267
    Siam Cement PCL (The)(6609906)                             3,700     56,262
    Siam Cement PCL (The)(6609928)                            72,450  1,101,669
    Siam City Cement PCL                                      28,243    263,957
    Siam Commercial Bank PCL (The)                           172,200    760,699
    Siam Future Development PCL                              390,750     69,281
    Siam Global House PCL                                    280,905    115,649
    Siamgas & Petrochemicals PCL                             245,200    112,002
*   Singha Estate PCL                                        634,600     76,663
    Sino-Thai Engineering & Construction PCL                 161,842    125,236
    SNC Former PCL                                            42,000     18,049
    Somboon Advance Technology PCL                           131,150     63,848
    SPCG PCL                                                 254,100    154,248
    Sri Ayudhya Capital PCL                                   20,800     18,752
    Sri Trang Agro-Industry PCL                              289,000    106,823
    Sriracha Construction PCL                                 60,500     39,453
    Srisawad Corp. PCL                                       112,400    178,177
    Srithai Superware PCL                                    898,400     51,836
    Star Petroleum Refining PCL                              431,200    199,555
*   Stars Microelectronics Thailand PCL                       97,600     14,020
    STP & I PCL                                              390,680     77,487
    Supalai PCL                                              352,100    251,829
*   Superblock PCL                                         1,170,300     45,368
    Susco PCL                                                 46,500      4,891
    SVI PCL                                                  571,785     95,365
*   Symphony Communication PCL                                15,816      5,656
    Syntec Construction PCL                                  439,500     65,773
    Taokaenoi Food & Marketing PCL                           253,100    152,880
*   Tata Steel Thailand PCL                                1,594,700     41,693
    Thai Agro Energy PCL Class F                              13,440      1,171
*   Thai Airways International PCL                           483,500    270,254
    Thai Central Chemical PCL                                 23,300     51,289
    Thai Metal Trade PCL                                      94,800     39,884
    Thai Oil PCL                                             300,700    774,872
    Thai Reinsurance PCL                                     582,700     30,294
    Thai Solar Energy PCL Class F                             75,000     11,179
    Thai Stanley Electric PCL Class F                         11,300     70,632
    Thai Union Group PCL Class F                             419,432    255,870
    Thai Vegetable Oil PCL                                   217,500    197,718
    Thai Wah PCL Class F                                     121,000     35,089
    Thai-German Ceramic Industry PCL                         208,400     14,529
    Thaicom PCL                                              263,300    123,435
*   Thaifoods Group PCL Class F                              313,300     48,017
    Thanachart Capital PCL                                   345,200    495,344
    Thitikorn PCL                                             50,500     17,604
    Thoresen Thai Agencies PCL                               353,256     90,234
    TICON Industrial Connection PCL Class F                  206,004     86,669
    Tipco Asphalt PCL                                        324,200    220,183
    TIPCO Foods PCL                                          101,900     48,996
    Tisco Financial Group PCL                                113,000    250,439
    TMB Bank PCL                                           5,826,100    413,192

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Total Access Communication PCL                          437,400 $   713,084
    TPI Polene PCL                                        4,320,400     293,423
    TRC Construction PCL                                    460,400      16,326
*   True Corp. PCL                                        3,270,820     555,351
    TTCL PCL(B5ML0D8)                                        25,329      13,625
    TTCL PCL(BWY4Y10)                                        78,710      42,339
    TTW PCL                                                 634,500     207,836
    Union Mosaic Industry PCL (The) Class F                  67,500       5,923
    Unique Engineering & Construction PCL                   249,050     134,717
    Univanich Palm Oil PCL                                   37,000       7,783
    Univentures PCL                                         443,000     103,839
    Vanachai Group PCL                                      359,520     128,568
    VGI Global Media PCL                                  1,265,400     197,740
    Vinythai PCL                                            247,200     155,259
    WHA Corp. PCL                                           866,300      79,141
    Workpoint Entertainment PCL                              66,760     125,890
                                                                    -----------
TOTAL THAILAND                                                       40,368,784
                                                                    -----------
TURKEY -- (1.5%)
    Adana Cimento Sanayii TAS Class A                        40,598      77,868
#*  Afyon Cimento Sanayi TAS                                 15,717      40,747
    Akbank TAS                                              506,540   1,506,899
    Akcansa Cimento A.S.                                     34,294     119,688
#*  Akenerji Elektrik Uretim A.S.                           134,047      44,591
    Aksa Akrilik Kimya Sanayii A.S.                          66,896     264,919
*   Aksa Enerji Uretim A.S.                                 155,057     182,521
*   Aksigorta A.S.                                           59,107      53,438
    Alarko Holding A.S.                                      67,886     110,553
    Alkim Alkali Kimya A.S.                                   5,893      43,958
    Anadolu Anonim Turk Sigorta Sirketi                     121,131      98,089
    Anadolu Cam Sanayii A.S.                                138,522      94,537
#   Anadolu Hayat Emeklilik A.S.                             43,484      82,173
    Arcelik A.S.                                             98,374     727,197
#   Aygaz A.S.                                               22,165     101,567
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                   20,348      74,021
*   Baticim Bati Anadolu Cimento Sanayii A.S.                18,986      44,412
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.      117,483     153,644
    BIM Birlesik Magazalar A.S.                              59,149   1,153,594
    Bolu Cimento Sanayii A.S.                                50,000      82,270
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.           38,929      99,032
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.         35,621      73,922
    Bursa Cimento Fabrikasi A.S.                             21,492      35,918
    Celebi Hava Servisi A.S.                                  1,714      13,641
    Cimsa Cimento Sanayi VE Ticaret A.S.                     36,631     156,773
    Coca-Cola Icecek A.S.                                    31,548     381,239
*   Dogan Sirketler Grubu Holding A.S.                      634,356     149,792
#*  Dogus Otomotiv Servis ve Ticaret A.S.                    15,192      41,459
    Eczacibasi Yatirim Holding Ortakligi A.S.                14,833      43,512
#   EGE Endustri VE Ticaret A.S.                              1,284      97,288
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                130,141     177,634
    Enka Insaat ve Sanayi A.S.                               85,780     134,603
    Eregli Demir ve Celik Fabrikalari TAS                   373,272     832,223
#*  Fenerbahce Futbol A.S.                                    8,101      87,193

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
    Ford Otomotiv Sanayi A.S.                                 25,419 $  325,222
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.       10,912     21,869
    Global Yatirim Holding A.S.                              108,773     93,703
#*  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.       2,937     66,979
#   Goodyear Lastikleri TAS                                   85,546    112,609
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.            39,547     37,778
#*  GSD Holding A.S.                                         225,737     47,529
*   Gubre Fabrikalari TAS                                     37,875     57,805
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                            14,773     46,523
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S .    37,047     44,638
*   Is Finansal Kiralama A.S.                                 64,437     22,902
*   Izmir Demir Celik Sanayi A.S.                             75,146     82,914
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                147,030     93,263
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                 57,973     39,240
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                515,436    296,106
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                  121,731     45,000
#   Kartonsan Karton Sanayi ve Ticaret A.S.                      381     32,854
    KOC Holding A.S.                                         133,367    621,099
    Konya Cimento Sanayii A.S.                                   353     28,275
#*  Koza Altin Isletmeleri A.S.                               30,583    280,837
    Mardin Cimento Sanayii ve Ticaret A.S.                    16,218     22,042
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.             114,827     42,766
*   Migros Ticaret A.S.                                       24,636    208,411
*   Netas Telekomunikasyon A.S.                               27,362    109,303
    Nuh Cimento Sanayi A.S.                                   29,066     87,573
*   Pegasus Hava Tasimaciligi A.S.                            13,626     93,383
    Petkim Petrokimya Holding A.S.                           341,334    624,029
    Pinar Entegre Et ve Un Sanayi A.S.                         5,800     16,433
    Pinar SUT Mamulleri Sanayii A.S.                           4,613     19,679
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.       74,676     62,843
#*  Sekerbank TAS                                            198,799     78,544
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                 63,489     70,180
    Soda Sanayii A.S.                                        187,379    303,525
    Tat Gida Sanayi A.S.                                      22,155     45,724
    TAV Havalimanlari Holding A.S.                            84,474    511,950
    Tekfen Holding A.S.                                      100,935    313,814
    Tofas Turk Otomobil Fabrikasi A.S.                        49,304    433,220
    Trakya Cam Sanayii A.S.                                  269,537    285,102
#*  Tumosan Motor ve Traktor Sanayi A.S.                      15,308     33,935
    Tupras Turkiye Petrol Rafinerileri A.S.                   46,549  1,434,538
#*  Turcas Petrol A.S.                                        85,228     53,319
#*  Turk Telekomunikasyon A.S.                                81,035    167,051
    Turk Traktor ve Ziraat Makineleri A.S.                     8,283    192,225
    Turkcell Iletisim Hizmetleri A.S.                        171,841    628,385
    Turkcell Iletisim Hizmetleri A.S. ADR                     24,748    227,682
    Turkiye Garanti Bankasi A.S.                             516,854  1,547,815
    Turkiye Halk Bankasi A.S.                                218,122    935,824
    Turkiye Is Bankasi Class C                               544,519  1,172,170
    Turkiye Sinai Kalkinma Bankasi A.S.                      781,415    339,994
    Turkiye Sise ve Cam Fabrikalari A.S.                     433,810    554,965
    Turkiye Vakiflar Bankasi TAO Class D                     389,774    780,160
    Ulker Biskuvi Sanayi A.S.                                 63,906    385,872
*   Vestel Elektronik Sanayi ve Ticaret A.S.                  51,055    104,490

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                         ------- --------------
TURKEY -- (Continued)
*   Yapi ve Kredi Bankasi A.S.                           173,524 $      223,994
#*  Zorlu Enerji Elektrik Uretim A.S.                    287,337        120,127
                                                                 --------------
TOTAL TURKEY                                                         22,009,127
                                                                 --------------
TOTAL COMMON STOCKS                                               1,342,308,739
                                                                 --------------
PREFERRED STOCKS -- (2.7%)
BRAZIL -- (2.6%)
    AES Tiete Energia SA                                     486            435
    Alpargatas SA                                        100,308        478,964
    Banco ABC Brasil SA                                   42,894        225,175
    Banco Bradesco SA                                    670,995      6,496,172
    Banco Bradesco SA ADR                                145,519      1,399,893
    Banco do Estado do Rio Grande do Sul SA Class B      116,719        547,597
*   Banco Pan SA                                          92,332         55,665
*   Banco Pine SA                                          6,310          6,212
    Braskem SA Class A                                     5,600         67,002
    Centrais Eletricas Brasileiras SA Class B             55,500        296,691
*   Centrais Eletricas Santa Catarina                      6,450         41,616
*   Cia Brasileira de Distribuicao                        49,214      1,144,200
    Cia de Gas de Sao Paulo - COMGAS Class A              13,853        209,682
    Cia de Saneamento do Parana                          116,700        396,691
    Cia de Transmissao de Energia Eletrica Paulista       20,235        454,231
    Cia Energetica de Minas Gerais                       382,303      1,044,533
    Cia Energetica de Sao Paulo Class B                  106,400        532,282
    Cia Energetica do Ceara Class A                        6,282         96,999
    Cia Ferro Ligas da Bahia - FERBASA                    24,100         94,287
    Cia Paranaense de Energia                             48,868        406,038
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA                                                  62,595        286,845
    Eucatex SA Industria e Comercio                        6,800          6,128
    Gerdau SA                                             96,847        331,069
    Grazziotin SA                                          1,600         12,478
    Itau Unibanco Holding SA                             959,067     11,477,987
    Lojas Americanas SA                                  257,135      1,292,127
    Marcopolo SA                                         285,006        297,952
*   Petroleo Brasileiro SA                               187,751        800,170
*   Petroleo Brasileiro SA Sponsored ADR                 176,992      1,504,432
    Randon SA Implementos e Participacoes                106,526        182,078
    Suzano Papel e Celulose SA Class A                   167,008        750,863
    Telefonica Brasil SA                                  74,769      1,119,971
    Unipar Carbocloro SA Class B                          15,400         44,990
*   Usinas Siderurgicas de Minas Gerais SA Class A       274,260        454,703
    Vale SA                                              272,238      2,546,598
    Vale SA Sponsored ADR                                227,896      2,139,943
                                                                 --------------
TOTAL BRAZIL                                                         37,242,699
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                          63,147        155,003

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHILE -- (Continued)
    Embotelladora Andina SA Class B                          65,586 $   298,765
                                                                    -----------
TOTAL CHILE                                                             453,768
                                                                    -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                     210,488     186,090
    Banco Davivienda SA                                      39,990     453,985
    Bancolombia SA                                           16,100     176,305
    Grupo Argos SA                                            9,350      61,120
    Grupo Aval Acciones y Valores SA                        537,790     237,726
    Grupo de Inversiones Suramericana SA                     15,103     208,782
                                                                    -----------
TOTAL COLOMBIA                                                        1,324,008
                                                                    -----------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                        41,430       8,564
*   Vedanta, Ltd.                                         8,797,120     110,733
                                                                    -----------
TOTAL INDIA                                                             119,297
                                                                    -----------
TOTAL PREFERRED STOCKS                                               39,139,772
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                       1,510       1,451
*   Brasil Brokers Participacoes SA Rights 07/31/17          32,680         105
                                                                    -----------
TOTAL BRAZIL                                                              1,556
                                                                    -----------
CHILE -- (0.0%)
*   Grupo Security SA Rights 08/24/17                        30,148       1,183
                                                                    -----------
INDIA -- (0.0%)
*   Intellect Design Arena, Ltd. Rights 08/09/17              4,102       1,544
                                                                    -----------
MALAYSIA -- (0.0%)
    Daibochi Plastic & Packaging Industry Bhd Warrants
*     06/19/22                                                  504          61
                                                                    -----------
POLAND -- (0.0%)
*   Hawe SA Rights                                           30,550          --
                                                                    -----------
SOUTH KOREA -- (0.0%)
*   Iljin Materials Co., Ltd. Rights 08/30/17                   335       2,365
*   Sejong Telecom, Inc. Rights 08/03/17                     26,451       2,718
*   Ssangyong Cement Industrial Co., Ltd. Rights 08/21/17       649         609
                                                                    -----------
TOTAL SOUTH KOREA                                                         5,692
                                                                    -----------
TAIWAN -- (0.0%)
*   Airtac International Group Rights 08/09/17                1,629       5,853
*   Long Chen Paper Co., Ltd. Rights 08/14/17                 4,723         704
                                                                    -----------
TOTAL TAIWAN                                                              6,557
                                                                    -----------
THAILAND -- (0.0%)
*   Jay Mart PCL Warrants 06/05/19                           53,620       5,930
*   MILL W4 Warrants 07/11/22                                40,980          --

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
THAILAND -- (Continued)
*     RS PCL Warrants 05/23/20                            49,640 $        9,100
                                                                 --------------
TOTAL THAILAND                                                           15,030
                                                                 --------------
TURKEY -- (0.0%)
*     Boyner Perakende Ve Tekstil Yatirimlari A.S.
        Rights 09/11/17                                    2,373         20,174
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    51,797
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,381,500,308
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund                   4,598,513     53,213,987
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,143,479,892)^^            $1,434,714,295
                                                                 ==============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Brazil                    $ 73,107,611             --   --    $   73,107,611
   Chile                       21,607,372             --   --        21,607,372
   China                       42,190,450 $  197,759,697   --       239,950,147
   Colombia                     6,064,557             --   --         6,064,557
   Czech Republic                      --      2,373,820   --         2,373,820
   Egypt                               --        989,819   --           989,819
   Greece                          56,527      3,592,366   --         3,648,893
   Hong Kong                           --         94,530   --            94,530
   Hungary                             --      5,401,925   --         5,401,925
   India                        3,046,881    161,650,656   --       164,697,537
   Indonesia                    3,159,294     39,137,089   --        42,296,383
   Malaysia                       476,875     41,069,212   --        41,546,087
   Mexico                      64,857,176             --   --        64,857,176
   Peru                         3,300,026             --   --         3,300,026
   Philippines                    368,340     18,542,808   --        18,911,148
   Poland                              --     28,402,489   --        28,402,489
   Russia                       3,718,906     13,375,173   --        17,094,079
   South Africa                11,733,753     85,257,649   --        96,991,402
   South Korea                  9,302,586    215,349,855   --       224,652,441
   Taiwan                      21,200,548    202,742,838   --       223,943,386
   Thailand                    40,318,026         50,758   --        40,368,784
   Turkey                         227,682     21,781,445   --        22,009,127
Preferred Stocks
   Brazil                      37,242,699             --   --        37,242,699
   Chile                          453,768             --   --           453,768
   Colombia                     1,324,008             --   --         1,324,008
   India                            8,564        110,733   --           119,297
Rights/Warrants
   Brazil                              --          1,556   --             1,556
   Chile                               --          1,183   --             1,183
   India                               --          1,544   --             1,544
   Malaysia                            --             61   --                61
   South Korea                         --          5,692   --             5,692
   Taiwan                              --          6,557   --             6,557
   Thailand                            --         15,030   --            15,030
   Turkey                              --         20,174   --            20,174
Securities Lending
  Collateral                           --     53,213,987   --        53,213,987
                             ------------ --------------   --    --------------
TOTAL                        $343,765,649 $1,090,948,646   --    $1,434,714,295
                             ============ ==============   ==    ==============

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                    VALUE+
                                                                --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                              $4,707,912,779
                                                                --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,636,558,671)^^                                    $4,707,912,779
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES   VALUE+
                                                            ------ -----------
COMMON STOCKS -- (94.2%)

Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A                          3,914 $    37,770
    Aaron's, Inc.                                            7,750     358,670
    Abercrombie & Fitch Co. Class A                          8,850      87,084
    Adient P.L.C.                                           11,140     729,336
    Adtalem Global Education, Inc.                           8,180     265,850
#   Advance Auto Parts, Inc.                                 8,825     988,488
*   Amazon.com, Inc.                                        52,740  52,095,517
#   AMC Entertainment Holdings, Inc. Class A                 6,137     125,195
#*  AMC Networks, Inc. Class A                               7,581     484,805
*   America's Car-Mart, Inc.                                 1,100      43,120
*   American Axle & Manufacturing Holdings, Inc.             7,772     114,559
    American Eagle Outfitters, Inc.                         21,200     251,008
*   American Outdoor Brands Corp.                            5,464     112,941
*   American Public Education, Inc.                          2,200      46,860
    Aramark                                                 27,135   1,081,601
*   Asbury Automotive Group, Inc.                            2,900     156,600
*   Ascena Retail Group, Inc.                               21,519      50,354
*   Ascent Capital Group, Inc. Class A                       1,135      19,182
#   Autoliv, Inc.                                           10,546   1,143,081
#*  AutoNation, Inc.                                         8,573     363,324
#*  AutoZone, Inc.                                           3,604   1,945,511
#*  AV Homes, Inc.                                           1,000      16,050
*   Barnes & Noble Education, Inc.                           4,113      29,737
    Barnes & Noble, Inc.                                     6,422      52,339
    Bassett Furniture Industries, Inc.                         306      11,383
    Beasley Broadcast Group, Inc. Class A                      325       3,413
*   Beazer Homes USA, Inc.                                     779      10,330
#   Bed Bath & Beyond, Inc.                                 19,404     580,180
*   Belmond, Ltd. Class A                                   12,057     157,344
    Best Buy Co., Inc.                                      38,220   2,229,755
#   Big 5 Sporting Goods Corp.                               2,146      23,070
    Big Lots, Inc.                                           5,898     292,954
*   Biglari Holdings, Inc.                                       7       2,620
*   BJ's Restaurants, Inc.                                   3,098     109,359
    Bloomin' Brands, Inc.                                   16,722     291,464
    Bob Evans Farms, Inc.                                    3,500     242,130
*   Bojangles', Inc.                                         2,682      35,671
#   BorgWarner, Inc.                                        26,183   1,223,793
#   Boyd Gaming Corp.                                        5,900     147,854
*   Bravo Brio Restaurant Group, Inc.                        1,543       5,323
*   Bridgepoint Education, Inc.                              1,683      16,342
*   Bright Horizons Family Solutions, Inc.                   6,000     474,060
    Brinker International, Inc.                              6,676     236,798
    Brunswick Corp.                                         12,048     682,037
#   Buckle, Inc. (The)                                       3,112      53,215
*   Buffalo Wild Wings, Inc.                                 2,300     247,250
*   Build-A-Bear Workshop, Inc.                              2,400      23,040
*   Burlington Stores, Inc.                                  9,700     844,191
*   Cabela's, Inc.                                           6,319     360,057
#   Cable One, Inc.                                            700     531,930
    CalAtlantic Group, Inc.                                  9,544     334,994

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Caleres, Inc.                                             5,187 $   141,501
    Callaway Golf Co.                                        13,384     170,378
*   Cambium Learning Group, Inc.                             11,314      55,665
    Capella Education Co.                                     1,400      96,180
*   Career Education Corp.                                    6,800      57,188
#*  CarMax, Inc.                                             24,738   1,638,892
    Carnival Corp.                                           46,270   3,089,911
#   Carriage Services, Inc.                                   2,167      52,853
*   Carrols Restaurant Group, Inc.                            4,867      59,377
    Carter's, Inc.                                            6,764     586,642
    Cato Corp. (The) Class A                                  2,761      46,965
*   Cavco Industries, Inc.                                    1,157     150,873
    CBS Corp. Class B                                        48,376   3,184,592
    CBS Corp. Class A                                         5,128     338,910
#*  Central European Media Enterprises, Ltd. Class A            524       2,279
*   Charter Communications, Inc. Class A                     27,635  10,830,433
#   Cheesecake Factory, Inc. (The)                            6,350     302,133
*   Cherokee, Inc.                                              542       2,846
    Chico's FAS, Inc.                                        18,000     164,700
#   Children's Place, Inc. (The)                              2,340     247,221
#*  Chipotle Mexican Grill, Inc.                              3,774   1,297,388
    Choice Hotels International, Inc.                         5,483     354,476
#*  Christopher & Banks Corp.                                   817       1,152
    Churchill Downs, Inc.                                     1,444     270,100
*   Chuy's Holdings, Inc.                                     2,100      49,455
#   Cinemark Holdings, Inc.                                  13,622     529,896
    Citi Trends, Inc.                                         1,200      26,580
    Clear Channel Outdoor Holdings, Inc. Class A              3,850      19,520
    ClubCorp Holdings, Inc.                                   9,017     152,838
    Coach, Inc.                                              34,017   1,603,561
    Collectors Universe, Inc.                                   600      14,928
    Columbia Sportswear Co.                                   3,554     215,301
    Comcast Corp. Class A                                   616,140  24,922,863
#*  Conn's, Inc.                                              2,882      61,675
#   Cooper Tire & Rubber Co.                                  9,301     339,952
*   Cooper-Standard Holdings, Inc.                            2,453     250,844
    Core-Mark Holding Co., Inc.                               6,545     240,005
#   Cracker Barrel Old Country Store, Inc.                    2,416     375,567
*   Crocs, Inc.                                               9,700      77,018
    CSS Industries, Inc.                                      1,250      33,463
    Culp, Inc.                                                1,492      44,760
    Dana, Inc.                                               18,876     447,739
    Darden Restaurants, Inc.                                 15,362   1,288,565
*   Dave & Buster's Entertainment, Inc.                       4,945     307,134
*   Deckers Outdoor Corp.                                     4,300     278,898
*   Del Frisco's Restaurant Group, Inc.                       1,881      26,710
    Delphi Automotive P.L.C.                                 35,433   3,203,852
*   Denny's Corp.                                            13,180     149,725
#*  Destination XL Group, Inc.                                4,200       8,400
#   Dick's Sporting Goods, Inc.                              12,139     453,270
#   Dillard's, Inc. Class A                                   3,453     254,900
#   DineEquity, Inc.                                          2,200      90,508
#*  Discovery Communications, Inc. Class A                   18,981     466,933

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
*   Discovery Communications, Inc. Class C                    31,398 $  726,236
*   DISH Network Corp. Class A                                28,758  1,841,375
#   Dollar General Corp.                                      35,686  2,682,160
*   Dollar Tree, Inc.                                         28,996  2,090,032
    Domino's Pizza, Inc.                                       6,346  1,183,529
#*  Dorman Products, Inc.                                      4,878    380,874
    DR Horton, Inc.                                           39,832  1,421,604
    DSW, Inc. Class A                                          9,116    164,453
#   Dunkin' Brands Group, Inc.                                11,985    635,565
#*  Eldorado Resorts, Inc.                                     2,907     59,303
#   Entercom Communications Corp. Class A                      2,510     24,724
    Entravision Communications Corp. Class A                   7,308     47,502
    Ethan Allen Interiors, Inc.                                2,900     92,945
#*  Etsy, Inc.                                                 5,860     84,208
*   EW Scripps Co. (The) Class A                               5,927    116,466
#   Expedia, Inc.                                             16,124  2,522,922
*   Express, Inc.                                              8,200     49,692
    Extended Stay America, Inc.                               18,429    364,341
#*  Famous Dave's of America, Inc.                             1,098      3,843
*   Fiesta Restaurant Group, Inc.                              2,996     50,333
#   Finish Line, Inc. (The) Class A                            5,300     72,928
*   Five Below, Inc.                                           7,221    348,847
    Flexsteel Industries, Inc.                                   300     16,794
#   Foot Locker, Inc.                                         16,311    769,716
    Ford Motor Co.                                           471,202  5,286,886
#*  Fossil Group, Inc.                                         5,703     64,159
*   Fox Factory Holding Corp.                                  6,502    250,002
*   Francesca's Holdings Corp.                                 5,163     50,236
#   Fred's, Inc. Class A                                       3,670     24,846
*   FTD Cos., Inc.                                             3,370     66,221
#*  G-III Apparel Group, Ltd.                                  8,675    225,810
#   GameStop Corp. Class A                                    12,940    280,669
    Gaming Partners International Corp.                          800      8,512
    Gannett Co., Inc.                                         11,949    107,183
#   Gap, Inc. (The)                                           27,680    659,614
#   Garmin, Ltd.                                              12,906    647,752
    General Motors Co.                                       175,465  6,313,231
*   Genesco, Inc.                                              2,400     77,040
    Gentex Corp.                                              39,490    672,120
*   Gentherm, Inc.                                             4,803    160,660
#   Genuine Parts Co.                                         18,417  1,564,156
    Goodyear Tire & Rubber Co. (The)                          31,675    998,079
#*  GoPro, Inc. Class A                                        8,418     69,364
    Graham Holdings Co. Class B                                  608    360,179
#*  Grand Canyon Education, Inc.                               6,336    466,140
*   Gray Television, Inc.                                      8,032    119,677
    Group 1 Automotive, Inc.                                   2,780    165,549
#   Guess?, Inc.                                               6,590     86,065
    H&R Block, Inc.                                           27,092    826,306
#   Hanesbrands, Inc.                                         46,000  1,054,320
#   Harley-Davidson, Inc.                                     24,000  1,168,080
*   Harte-Hanks, Inc.                                          3,368      3,250
    Hasbro, Inc.                                              13,323  1,410,639

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc.                              1,700 $    37,825
*   Helen of Troy, Ltd.                                       3,400     342,550
*   Hibbett Sports, Inc.                                      2,888      45,053
*   Hilton Grand Vacations, Inc.                              7,504     275,847
    Hilton Worldwide Holdings, Inc.                          35,085   2,193,865
    Home Depot, Inc. (The)                                  157,438  23,552,725
    Hooker Furniture Corp.                                    1,300      54,860
#*  Horizon Global Corp.                                      3,471      48,386
*   Houghton Mifflin Harcourt Co.                            15,145     180,983
    HSN, Inc.                                                 4,220     167,323
*   Hyatt Hotels Corp. Class A                                4,393     244,119
#*  Iconix Brand Group, Inc.                                  7,198      48,011
    ILG, Inc.                                                13,528     358,627
*   IMAX Corp.                                                5,716     122,322
*   Installed Building Products, Inc.                         3,123     168,017
#   International Game Technology P.L.C.                      7,805     148,607
    International Speedway Corp. Class A                      2,719      97,340
    Interpublic Group of Cos., Inc. (The)                    49,816   1,076,524
#*  iRobot Corp.                                              3,667     386,905
*   J Alexander's Holdings, Inc.                              1,458      15,382
    Jack in the Box, Inc.                                     4,400     408,144
#*  JAKKS Pacific, Inc.                                       2,151       7,098
#*  JC Penney Co., Inc.                                      34,278     185,444
    John Wiley & Sons, Inc. Class A                           5,420     299,455
    Johnson Outdoors, Inc. Class A                            1,187      59,967
*   K12, Inc.                                                 3,115      55,167
    KB Home                                                   8,900     203,988
*   Kirkland's, Inc.                                          1,502      14,044
#   Kohl's Corp.                                             23,760     982,476
#*  Kona Grill, Inc.                                          1,120       2,968
#   L Brands, Inc.                                           29,943   1,389,056
*   La Quinta Holdings, Inc.                                  8,545     127,406
    La-Z-Boy, Inc.                                            6,000     202,800
*   Lakeland Industries, Inc.                                 1,000      15,050
*   Lands' End, Inc.                                          1,303      17,591
    Las Vegas Sands Corp.                                    55,232   3,402,844
#   LCI Industries                                            3,891     415,364
    Lear Corp.                                                9,400   1,392,986
#   Leggett & Platt, Inc.                                    18,177     875,768
    Lennar Corp. Class A                                     22,716   1,191,227
    Lennar Corp. Class B                                      1,241      55,187
    Libbey, Inc.                                              2,200      19,800
*   Liberty Broadband Corp. Class A                           3,494     345,626
*   Liberty Broadband Corp. Class C                          14,388   1,427,002
*   Liberty Expedia Holdings, Inc. Class A                    5,824     332,259
*   Liberty Interactive Corp., QVC Group Class A             55,690   1,333,219
*   Liberty Media Corp.-Liberty Braves Class A                1,077      27,183
*   Liberty Media Corp.-Liberty Braves Class B                   20         553
*   Liberty Media Corp.-Liberty Braves Class C                2,265      57,146
#*  Liberty Media Corp.-Liberty Formula One Class A           2,694      90,923
*   Liberty Media Corp.-Liberty Formula One Class C           5,664     199,203
*   Liberty Media Corp.-Liberty SiriusXM Class A             10,779     497,235
*   Liberty Media Corp.-Liberty SiriusXM Class B                200       9,387

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*          Liberty Media Corp.-Liberty SiriusXM Class C      22,658 $ 1,042,268
*          Liberty TripAdvisor Holdings, Inc. Class A         6,644      78,067
*          Liberty Ventures Series A                          8,736     529,227
           Lifetime Brands, Inc.                                300       5,685
#          Lions Gate Entertainment Corp. Class A             6,097     179,252
*          Lions Gate Entertainment Corp. Class B            13,882     381,894
#          Lithia Motors, Inc. Class A                        2,987     308,408
*          Live Nation Entertainment, Inc.                   19,237     716,963
*          LKQ Corp.                                         37,147   1,283,800
           Lowe's Cos., Inc.                                108,839   8,424,139
*          Luby's, Inc.                                       1,849       5,307
*          Lululemon Athletica, Inc.                         12,630     778,513
#*         Lumber Liquidators Holdings, Inc.                  2,649      65,457
*          M/I Homes, Inc.                                    2,750      71,335
           Macy's, Inc.                                      38,835     922,331
*          Madison Square Garden Co. (The) Class A            2,400     527,328
*          Malibu Boats, Inc. Class A                         3,500     100,135
           Marcus Corp. (The)                                 2,400      65,280
           Marine Products Corp.                              1,049      15,231
*          MarineMax, Inc.                                    4,119      61,579
           Marriott International, Inc. Class A              42,400   4,417,656
           Marriott Vacations Worldwide Corp.                 2,389     279,155
#          Mattel, Inc.                                      40,965     820,119
#*         McClatchy Co. (The) Class A                          430       3,440
           McDonald's Corp.                                 105,522  16,370,683
           MDC Holdings, Inc.                                 4,667     160,031
(degrees)  Media General, Inc.                                3,778       7,632
#          Meredith Corp.                                     4,576     272,043
*          Meritage Homes Corp.                               3,700     150,775
#          MGM Resorts International                         54,564   1,796,793
*          Michael Kors Holdings, Ltd.                       22,453     818,187
*          Michaels Cos., Inc. (The)                         12,966     261,135
*          Modine Manufacturing Co.                           8,649     140,546
*          Mohawk Industries, Inc.                            7,508   1,869,417
*          Monarch Casino & Resort, Inc.                      1,845      61,051
#          Monro Muffler Brake, Inc.                          3,878     180,715
#*         Motorcar Parts of America, Inc.                    2,528      70,708
           Movado Group, Inc.                                 2,362      58,105
*          MSG Networks, Inc. Class A                        12,005     256,907
#*         Murphy USA, Inc.                                   4,848     367,139
#          NACCO Industries, Inc. Class A                       287      18,827
*          Nathan's Famous, Inc.                                509      31,813
           National CineMedia, Inc.                           6,419      45,896
#*         Nautilus, Inc.                                     4,149      73,022
*          Netflix, Inc.                                     54,687   9,934,440
*          New York & Co., Inc.                               5,059       7,892
           New York Times Co. (The) Class A                  14,000     266,000
           Newell Brands, Inc.                               57,325   3,022,174
           News Corp. Class A                                47,212     675,604
           News Corp. Class B                                12,426     182,662
#          Nexstar Media Group, Inc. Class A                  5,522     361,139
#          NIKE, Inc. Class B                               169,547  10,011,750
#          Nordstrom, Inc.                                   15,210     738,750

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
*   Norwegian Cruise Line Holdings, Ltd.                     18,543 $ 1,021,163
    Nutrisystem, Inc.                                         4,889     272,562
*   NVR, Inc.                                                   500   1,305,220
*   O'Reilly Automotive, Inc.                                11,628   2,375,600
    Office Depot, Inc.                                       52,875     310,376
#*  Ollie's Bargain Outlet Holdings, Inc.                     7,467     333,775
#   Omnicom Group, Inc.                                      30,860   2,429,916
*   Overstock.com, Inc.                                       1,830      29,280
    Oxford Industries, Inc.                                   2,882     181,941
#   Papa John's International, Inc.                           3,800     271,054
#*  Penn National Gaming, Inc.                                6,827     137,632
    Penske Automotive Group, Inc.                             4,700     204,638
*   Perry Ellis International, Inc.                             969      19,031
    PetMed Express, Inc.                                      2,200     104,588
*   PICO Holdings, Inc.                                       1,800      29,250
    Pier 1 Imports, Inc.                                     10,500      48,405
*   Pinnacle Entertainment, Inc.                              5,500     104,500
#   Planet Fitness, Inc. Class A                              9,267     209,990
#   Polaris Industries, Inc.                                  6,994     627,082
#   Pool Corp.                                                5,100     551,412
*   Priceline Group, Inc. (The)                               6,433  13,049,340
    PulteGroup, Inc.                                         36,663     895,310
    PVH Corp.                                                 9,783   1,167,014
#   Ralph Lauren Corp.                                        6,732     509,276
    RCI Hospitality Holdings, Inc.                            1,000      22,690
*   Red Lion Hotels Corp.                                     2,034      14,543
*   Red Robin Gourmet Burgers, Inc.                           3,072     183,706
#   Red Rock Resorts, Inc. Class A                            3,021      72,202
#   Regal Entertainment Group Class A                        13,773     261,962
*   Regis Corp.                                               4,556      47,975
#   Rent-A-Center, Inc.                                       6,145      81,237
#*  RH                                                        4,568     297,514
    Rocky Brands, Inc.                                          231       3,222
    Ross Stores, Inc.                                        51,561   2,852,355
    Royal Caribbean Cruises, Ltd.                            22,400   2,532,768
*   Ruby Tuesday, Inc.                                        5,370      10,847
    Ruth's Hospitality Group, Inc.                            4,284      85,680
    Saga Communications, Inc. Class A                           575      22,339
    Salem Media Group, Inc.                                     400       2,860
#*  Sally Beauty Holdings, Inc.                              17,735     358,779
    Scholastic Corp.                                          2,600     107,718
#*  Scientific Games Corp. Class A                            3,918     145,162
#   Scripps Networks Interactive, Inc. Class A                9,989     873,138
#   SeaWorld Entertainment, Inc.                              7,469     114,873
*   Select Comfort Corp.                                      5,594     189,133
#*  Sequential Brands Group, Inc.                               194         623
    Service Corp. International                              22,783     791,254
#*  ServiceMaster Global Holdings, Inc.                      16,415     721,603
#*  Shake Shack, Inc. Class A                                 1,600      52,816
*   Shiloh Industries, Inc.                                   1,564      11,605
    Shoe Carnival, Inc.                                         771      14,078
*   Shutterfly, Inc.                                          3,662     179,584
#   Signet Jewelers, Ltd.                                     8,700     532,092
    Sinclair Broadcast Group, Inc. Class A                   10,008     360,788

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   Sirius XM Holdings, Inc.                                 245,576 $1,439,075
#   Six Flags Entertainment Corp.                              8,978    510,579
*   Skechers U.S.A., Inc. Class A                             15,711    441,322
*   Skyline Corp.                                                800      5,976
#   Sonic Automotive, Inc. Class A                             4,001     72,618
#   Sonic Corp.                                                6,463    152,915
*   Sotheby's                                                  7,207    407,844
    Speedway Motorsports, Inc.                                 2,352     50,004
#   Stage Stores, Inc.                                         3,250      6,468
    Standard Motor Products, Inc.                              3,866    194,769
    Staples, Inc.                                             78,677    798,572
    Starbucks Corp.                                          184,919  9,981,928
#   Stein Mart, Inc.                                           3,347      4,652
*   Steven Madden, Ltd.                                        6,892    282,572
*   Stoneridge, Inc.                                           3,400     51,884
    Strayer Education, Inc.                                    1,137     89,391
    Sturm Ruger & Co., Inc.                                    1,900    109,440
    Superior Industries International, Inc.                    2,200     43,010
    Superior Uniform Group, Inc.                                 324      7,235
*   Tandy Leather Factory, Inc.                                  663      5,868
#   Target Corp.                                              70,314  3,984,694
*   Taylor Morrison Home Corp. Class A                         3,505     79,283
    TEGNA, Inc.                                               23,899    354,422
#*  Tempur Sealy International, Inc.                           7,223    416,550
    Tenneco, Inc.                                              6,595    364,703
*   Tesla, Inc.                                               15,419  4,987,584
    Texas Roadhouse, Inc.                                      7,857    371,636
    Thor Industries, Inc.                                      5,969    628,834
#   Tiffany & Co.                                             14,675  1,401,609
#   Tile Shop Holdings, Inc.                                   1,665     24,309
    Time Warner, Inc.                                         97,500  9,985,950
    Time, Inc.                                                12,349    173,503
    TJX Cos., Inc. (The)                                      85,129  5,985,420
    Toll Brothers, Inc.                                       20,185    778,939
*   TopBuild Corp.                                             5,949    313,988
    Tower International, Inc.                                  2,300     56,810
#   Tractor Supply Co.                                        15,888    891,635
*   TRI Pointe Group, Inc.                                    13,391    178,100
#*  TripAdvisor, Inc.                                         13,717    535,237
#*  Tuesday Morning Corp.                                      3,200      5,920
    Tupperware Brands Corp.                                    6,100    370,331
    Twenty-First Century Fox, Inc. Class A                   137,768  4,009,049
    Twenty-First Century Fox, Inc. Class B                    54,449  1,562,142
*   Ulta Salon Cosmetics & Fragrance, Inc.                     7,381  1,854,181
#*  Under Armour, Inc. Class A                                22,925    458,958
#*  Under Armour, Inc. Class C                                24,564    444,854
*   Unifi, Inc.                                                1,766     57,854
*   Universal Electronics, Inc.                                1,700    116,365
*   Universal Technical Institute, Inc.                        2,300      8,188
#*  Urban Outfitters, Inc.                                    12,450    243,895
    Vail Resorts, Inc.                                         5,101  1,075,087
*   Vera Bradley, Inc.                                         2,206     22,236

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
#   VF Corp.                                                40,900 $  2,543,571
#   Viacom, Inc. Class A                                     1,192       48,276
    Viacom, Inc. Class B                                    42,474    1,483,192
*   Vista Outdoor, Inc.                                      7,300      168,557
*   Visteon Corp.                                            4,607      513,865
*   Vitamin Shoppe, Inc.                                     2,565       28,215
    Walt Disney Co. (The)                                  202,392   22,248,953
*   Wayfair, Inc. Class A                                    3,848      293,795
#*  Weight Watchers International, Inc.                      2,900      103,878
#   Wendy's Co. (The)                                       26,524      409,531
    West Marine, Inc.                                        2,681       34,558
    Whirlpool Corp.                                          9,105    1,619,597
#*  William Lyon Homes Class A                                 418        9,451
#   Williams-Sonoma, Inc.                                   10,060      467,086
*   Wingstop, Inc.                                           2,648       79,466
    Winmark Corp.                                              300       39,915
    Winnebago Industries, Inc.                               5,624      206,963
    Wolverine World Wide, Inc.                              10,800      304,560
    Wyndham Worldwide Corp.                                 13,602    1,419,641
#   Wynn Resorts, Ltd.                                       9,691    1,253,434
    Yum! Brands, Inc.                                       43,884    3,312,364
*   ZAGG, Inc.                                                 171        1,445
*   Zumiez, Inc.                                             2,400       30,480
                                                                   ------------
Total Consumer Discretionary                                        412,440,115
                                                                   ------------
Consumer Staples -- (7.8%)
    Alico, Inc.                                                496       14,979
*   Alliance One International, Inc.                           876       13,315
    Altria Group, Inc.                                     250,577   16,279,988
    Andersons, Inc. (The)                                    2,677       92,223
    Archer-Daniels-Midland Co.                              73,790    3,112,462
#*  Avon Products, Inc.                                     63,824      232,319
#   B&G Foods, Inc.                                          8,042      291,523
#*  Blue Buffalo Pet Products, Inc.                         13,977      312,666
#*  Boston Beer Co., Inc. (The) Class A                      1,385      217,168
#   British American Tobacco P.L.C. Sponsored ADR           40,472    2,530,289
    Brown-Forman Corp. Class A                              15,102      778,357
    Brown-Forman Corp. Class B                              26,788    1,323,327
    Bunge, Ltd.                                             17,035    1,335,374
*   Cal-Maine Foods, Inc.                                    4,200      160,230
#   Calavo Growers, Inc.                                     2,564      189,864
    Campbell Soup Co.                                       25,236    1,333,218
#   Casey's General Stores, Inc.                             5,202      555,314
*   Central Garden & Pet Co.                                 1,175       37,600
*   Central Garden & Pet Co. Class A                         5,929      182,376
#*  Chefs' Warehouse, Inc. (The)                             1,231       17,850
    Church & Dwight Co., Inc.                               32,298    1,723,098
    Clorox Co. (The)                                        15,820    2,111,812
    Coca-Cola Bottling Co. Consolidated                        781      187,510
    Coca-Cola Co. (The)                                    528,214   24,213,330
    Colgate-Palmolive Co.                                  107,816    7,784,315
    Conagra Brands, Inc.                                    51,808    1,773,906
    Constellation Brands, Inc. Class A                      21,754    4,206,136

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Costco Wholesale Corp.                                   56,625 $ 8,975,629
#   Coty, Inc. Class A                                       95,261   1,950,945
    CVS Health Corp.                                        132,079  10,557,074
*   Darling Ingredients, Inc.                                20,752     337,635
    Dean Foods Co.                                           13,684     205,260
    Dr Pepper Snapple Group, Inc.                            23,478   2,140,254
#*  Edgewell Personal Care Co.                                7,514     542,511
    Energizer Holdings, Inc.                                  8,544     393,622
    Estee Lauder Cos., Inc. (The) Class A                    26,558   2,628,976
*   Farmer Brothers Co.                                       1,300      40,495
#   Flowers Foods, Inc.                                      24,021     422,529
    Fresh Del Monte Produce, Inc.                             5,548     285,556
    General Mills, Inc.                                      73,832   4,109,489
#*  Hain Celestial Group, Inc. (The)                         12,400     554,404
#*  Herbalife, Ltd.                                           8,600     571,986
    Hershey Co. (The)                                        17,763   1,870,622
#   Hormel Foods Corp.                                       36,154   1,235,382
*   Hostess Brands, Inc.                                      3,261      49,828
*   HRG Group, Inc.                                          13,900     230,323
    Ingles Markets, Inc. Class A                              1,110      32,745
    Ingredion, Inc.                                           9,295   1,146,259
    Inter Parfums, Inc.                                       3,030     117,564
#*  Inventure Foods, Inc.                                     1,529       5,963
    J&J Snack Foods Corp.                                     1,991     261,617
    JM Smucker Co. (The)                                     14,434   1,759,505
#   John B. Sanfilippo & Son, Inc.                            1,301      83,680
#   Kellogg Co.                                              32,355   2,200,140
    Kimberly-Clark Corp.                                     45,042   5,547,373
    Kraft Heinz Co. (The)                                    77,594   6,786,371
    Kroger Co. (The)                                        112,465   2,757,642
    Lamb Weston Holdings, Inc.                               18,469     812,267
    Lancaster Colony Corp.                                    2,500     306,550
*   Landec Corp.                                              3,992      49,102
*   Lifeway Foods, Inc.                                         315       2,889
#   McCormick & Co., Inc. Non-Voting                         14,407   1,372,987
    McCormick & Co., Inc. Voting                                607      57,835
    Medifast, Inc.                                            2,100      89,649
    MGP Ingredients, Inc.                                     1,414      83,369
    Molson Coors Brewing Co. Class B                         21,676   1,928,730
    Mondelez International, Inc. Class A                    194,993   8,583,592
*   Monster Beverage Corp.                                   50,326   2,654,697
#   National Beverage Corp.                                   1,044     106,613
*   Natural Alternatives International, Inc.                  1,000      10,000
    Nu Skin Enterprises, Inc. Class A                         7,059     447,258
    Nutraceutical International Corp.                         1,459      60,986
    Oil-Dri Corp. of America                                    641      26,512
    Omega Protein Corp.                                       2,100      33,600
    PepsiCo, Inc.                                           186,007  21,690,276
*   Performance Food Group Co.                                3,753     108,086
    Philip Morris International, Inc.                       203,770  23,781,997
#*  Pilgrim's Pride Corp.                                     7,683     186,620
    Pinnacle Foods, Inc.                                     14,838     881,080
#*  Post Holdings, Inc.                                       7,867     654,534

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
#   PriceSmart, Inc.                                         2,200 $    185,350
    Procter & Gamble Co. (The)                             331,775   30,131,806
*   Revlon, Inc. Class A                                     1,909       37,321
#*  Rite Aid Corp.                                         114,155      255,707
    Rocky Mountain Chocolate Factory, Inc.                     950       11,296
    Sanderson Farms, Inc.                                    2,941      384,536
*   Seneca Foods Corp. Class A                                 500       14,350
#   Snyder's-Lance, Inc.                                     9,222      320,833
    SpartanNash Co.                                          4,621      128,187
#   Spectrum Brands Holdings, Inc.                           3,150      363,636
*   Sprouts Farmers Market, Inc.                            16,414      395,085
*   SUPERVALU, Inc.                                         32,735      117,191
    Sysco Corp.                                             66,505    3,499,493
#   Tootsie Roll Industries, Inc.                            2,238       83,254
#*  TreeHouse Foods, Inc.                                    6,632      562,593
    Tyson Foods, Inc. Class A                               37,018    2,345,460
*   United Natural Foods, Inc.                               6,000      231,180
    United-Guardian, Inc.                                      600        9,450
    Universal Corp.                                          3,647      233,226
*   USANA Health Sciences, Inc.                              1,600       91,360
#   Vector Group, Ltd.                                      11,916      239,869
    Wal-Mart Stores, Inc.                                  198,027   15,840,180
    Walgreens Boots Alliance, Inc.                         119,010    9,600,537
#   WD-40 Co.                                                1,826      194,743
    Weis Markets, Inc.                                       1,930       91,308
    Whole Foods Market, Inc.                                39,715    1,658,498
                                                                   ------------
Total Consumer Staples                                              259,767,606
                                                                   ------------
Energy -- (5.4%)
    Adams Resources & Energy, Inc.                             300       11,397
    Anadarko Petroleum Corp.                                71,066    3,245,584
    Andeavor                                                18,853    1,876,439
#*  Antero Resources Corp.                                  17,655      364,046
#   Apache Corp.                                            48,043    2,377,168
    Archrock, Inc.                                           6,100       66,795
#*  Atwood Oceanics, Inc.                                    6,359       49,982
    Baker Hughes a GE Co.                                   51,879    1,913,816
*   Bill Barrett Corp.                                       5,020       16,968
#   Bristow Group, Inc.                                      3,865       28,485
#   Cabot Oil & Gas Corp.                                   62,526    1,555,022
#*  Callon Petroleum Co.                                     7,072       80,055
#*  CARBO Ceramics, Inc.                                     2,120       14,988
    Cheniere Energy Partners L.P. Holdings LLC               4,680      122,476
#*  Cheniere Energy, Inc.                                   26,259    1,186,907
#*  Chesapeake Energy Corp.                                107,569      533,542
    Chevron Corp.                                          248,604   27,145,071
    Cimarex Energy Co.                                      12,091    1,197,372
*   Clean Energy Fuels Corp.                                 7,414       19,425
*   Cloud Peak Energy, Inc.                                  5,872       20,317
#*  Cobalt International Energy, Inc.                        1,878        4,845
*   Concho Resources, Inc.                                  18,851    2,455,531
    ConocoPhillips                                         158,936    7,210,926
#*  CONSOL Energy, Inc.                                     24,000      402,240

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
*   Contango Oil & Gas Co.                                     316 $     1,896
#*  Continental Resources, Inc.                             12,475     417,039
#   Core Laboratories NV                                     5,577     560,656
#   CVR Energy, Inc.                                         2,684      50,754
*   Dawson Geophysical Co.                                   1,639       6,572
    Delek US Holdings, Inc.                                  6,581     171,830
#*  Denbury Resources, Inc.                                 25,261      36,881
    Devon Energy Corp.                                      60,033   1,999,699
    DHT Holdings, Inc.                                       6,363      26,470
*   Diamond Offshore Drilling, Inc.                          7,869      97,733
#*  Diamondback Energy, Inc.                                11,629   1,114,989
#*  Dril-Quip, Inc.                                          4,787     213,500
*   Energen Corp.                                           12,873     685,873
    EnLink Midstream LLC                                     6,767     118,761
#   Ensco P.L.C. Class A                                    27,308     144,459
    EOG Resources, Inc.                                     73,232   6,967,293
#*  EP Energy Corp. Class A                                  3,876      13,101
#   EQT Corp.                                               21,745   1,385,157
*   Era Group, Inc.                                          2,200      19,272
*   Exterran Corp.                                           3,494      96,749
    Exxon Mobil Corp.                                      552,073  44,187,923
#*  Forum Energy Technologies, Inc.                          8,293     109,882
#   Frank's International NV                                 4,232      34,279
#   GasLog, Ltd.                                             2,473      45,132
#*  Geospace Technologies Corp.                              1,000      15,390
    Green Plains, Inc.                                       3,514      69,402
    Gulf Island Fabrication, Inc.                            1,100      12,540
*   Gulfport Energy Corp.                                   14,899     188,025
    Halliburton Co.                                        112,057   4,755,699
*   Helix Energy Solutions Group, Inc.                      15,866     103,764
#   Helmerich & Payne, Inc.                                 13,929     705,086
#   Hess Corp.                                              35,722   1,591,058
    HollyFrontier Corp.                                     22,236     641,286
#*  Hornbeck Offshore Services, Inc.                         3,129       7,885
*   International Seaways, Inc.                                164       3,741
#*  ION Geophysical Corp.                                      836       2,968
    Kinder Morgan, Inc.                                    249,978   5,107,051
#*  Kosmos Energy, Ltd.                                     30,409     200,699
#*  Laredo Petroleum, Inc.                                  22,746     294,788
    Marathon Oil Corp.                                     102,259   1,250,628
    Marathon Petroleum Corp.                                67,420   3,774,846
*   Matrix Service Co.                                       3,244      33,575
*   McDermott International, Inc.                           24,310     164,579
*   Mitcham Industries, Inc.                                 1,264       5,018
#   Murphy Oil Corp.                                        19,314     513,366
    Nabors Industries, Ltd.                                 35,307     272,217
#   National Oilwell Varco, Inc.                            45,585   1,491,085
*   Natural Gas Services Group, Inc.                         1,600      39,920
*   Newfield Exploration Co.                                25,191     723,737
*   Newpark Resources, Inc.                                  9,500      79,325
#   Noble Corp. P.L.C.                                      26,000     104,000
    Noble Energy, Inc.                                      53,595   1,549,431
#   Nordic American Offshore, Ltd.                              19          23

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#   Nordic American Tankers, Ltd.                             2,265 $    13,318
*   Oasis Petroleum, Inc.                                    25,762     200,428
    Occidental Petroleum Corp.                               96,636   5,984,667
    Oceaneering International, Inc.                          11,442     293,487
*   Oil States International, Inc.                            5,700     141,645
    ONEOK, Inc.                                              28,207   1,595,670
*   Overseas Shipholding Group, Inc. Class A                    494       1,522
    Panhandle Oil and Gas, Inc. Class A                       2,000      44,000
*   Parker Drilling Co.                                       9,114      10,937
*   Parsley Energy, Inc. Class A                             26,780     784,118
    Patterson-UTI Energy, Inc.                               20,610     398,597
#   PBF Energy, Inc. Class A                                 11,708     266,591
*   PDC Energy, Inc.                                          7,417     349,786
*   PHI, Inc.                                                 1,795      17,412
    Phillips 66                                              62,092   5,200,205
*   Pioneer Energy Services Corp.                             8,743      19,235
    Pioneer Natural Resources Co.                            21,579   3,519,535
*   QEP Resources, Inc.                                      28,497     244,219
#   Range Resources Corp.                                    25,148     530,874
#*  Renewable Energy Group, Inc.                              5,800      72,500
*   Rice Energy, Inc.                                        18,898     528,577
*   RigNet, Inc.                                              1,066      20,201
#*  Ring Energy, Inc.                                         1,500      19,590
*   Rowan Cos. P.L.C. Class A                                13,381     156,156
#   RPC, Inc.                                                 9,225     191,050
*   RSP Permian, Inc.                                        16,721     574,534
    Schlumberger, Ltd.                                      179,668  12,325,225
    Scorpio Tankers, Inc.                                    18,204      67,537
*   SEACOR Holdings, Inc.                                     2,200      74,998
*   SEACOR Marine Holdings, Inc.                              2,211      32,236
    SemGroup Corp. Class A                                    7,546     204,119
#   Ship Finance International, Ltd.                          6,400      87,040
#   SM Energy Co.                                            10,800     187,812
#*  SRC Energy, Inc.                                         19,257     163,877
#*  Superior Energy Services, Inc.                           19,167     206,237
    Targa Resources Corp.                                    21,497     997,676
*   TechnipFMC P.L.C.                                        34,574     986,742
#   Teekay Corp.                                              4,349      42,620
#   Teekay Tankers, Ltd. Class A                              2,298       4,136
#*  Tesco Corp.                                               2,270      10,442
*   TETRA Technologies, Inc.                                  8,150      22,902
#*  Transocean, Ltd.                                         50,725     438,771
*   Unit Corp.                                                5,037      90,565
#   US Silica Holdings, Inc.                                  9,737     283,639
    Valero Energy Corp.                                      57,172   3,943,153
#*  Weatherford International P.L.C.                        115,295     514,216
#*  Whiting Petroleum Corp.                                  45,211     237,358
    Williams Cos., Inc. (The)                               101,637   3,230,024
    World Fuel Services Corp.                                 8,145     263,409

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   WPX Energy, Inc.                                        47,929 $    516,675
                                                                   ------------
Total Energy                                                        180,216,692
                                                                   ------------
Financials -- (14.5%)
    1st Source Corp.                                         2,189      107,480
    Affiliated Managers Group, Inc.                          6,765    1,257,140
    Aflac, Inc.                                             51,764    4,128,179
*   Alleghany Corp.                                          2,069    1,269,000
    Allstate Corp. (The)                                    46,357    4,218,487
    Ally Financial, Inc.                                    49,552    1,121,857
*   Ambac Financial Group, Inc.                              5,480      111,956
    American Equity Investment Life Holding Co.             11,011      294,875
    American Express Co.                                    99,588    8,487,885
    American Financial Group, Inc.                           9,669      980,437
    American International Group, Inc.                     140,259    9,179,952
    American National Insurance Co.                          1,054      125,426
    American River Bankshares                                  882       12,304
    Ameriprise Financial, Inc.                              21,340    3,091,739
    Ameris Bancorp                                           5,243      240,129
    AMERISAFE, Inc.                                          2,573      148,591
    AmeriServ Financial, Inc.                                  100          395
#   Amtrust Financial Services, Inc.                        10,510      168,160
    Aon P.L.C.                                              33,234    4,591,942
*   Arch Capital Group, Ltd.                                15,456    1,503,251
    Argo Group International Holdings, Ltd.                  3,968      237,882
    Arrow Financial Corp.                                      971       31,655
    Arthur J Gallagher & Co.                                21,171    1,244,643
#   Artisan Partners Asset Management, Inc. Class A          6,007      199,733
    Aspen Insurance Holdings, Ltd.                           7,426      362,389
    Associated Banc-Corp                                    18,644      446,524
    Assurant, Inc.                                           7,576      797,526
    Assured Guaranty, Ltd.                                  18,300      823,683
*   Asta Funding, Inc.                                          47          344
    Astoria Financial Corp.                                 14,564      293,902
*   Atlantic Coast Financial Corp.                             137        1,089
*   Atlanticus Holdings Corp.                                1,196        2,954
    Axis Capital Holdings, Ltd.                             12,040      777,543
    Baldwin & Lyons, Inc. Class B                              562       13,151
#   Banc of California, Inc.                                 5,496      112,943
    BancFirst Corp.                                            928       99,064
*   Bancorp, Inc. (The)                                      4,099       31,767
    BancorpSouth, Inc.                                      10,334      310,537
    Bank Mutual Corp.                                        6,120       60,894
    Bank of America Corp.                                1,301,846   31,400,526
#   Bank of Hawaii Corp.                                     5,700      476,919
    Bank of New York Mellon Corp. (The)                    133,966    7,104,217
#   Bank of the Ozarks, Inc.                                14,313      617,606
    BankUnited, Inc.                                        13,594      467,905
    Banner Corp.                                             3,757      217,042
#   BB&T Corp.                                             103,688    4,906,516
    Beneficial Bancorp, Inc.                                 8,200      127,920
*   Berkshire Hathaway, Inc. Class B                       251,340   43,976,960
    Berkshire Hills Bancorp, Inc.                            4,096      152,166

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    BGC Partners, Inc. Class A                               29,733 $   374,933
    BlackRock, Inc.                                          15,531   6,624,437
#*  BofI Holding, Inc.                                        7,924     220,842
    BOK Financial Corp.                                       2,703     229,944
    Boston Private Financial Holdings, Inc.                  16,355     251,049
    Bridge Bancorp, Inc.                                        439      14,268
    Brookline Bancorp, Inc.                                   9,168     136,145
    Brown & Brown, Inc.                                      15,100     673,460
    Bryn Mawr Bank Corp.                                      1,849      78,490
    Camden National Corp.                                       900      37,800
    Canadian Imperial Bank of Commerce                        1,117      97,000
    Capital Bank Financial Corp. Class A                      3,611     137,218
    Capital City Bank Group, Inc.                             1,069      22,834
    Capital One Financial Corp.                              62,746   5,407,450
    Capitol Federal Financial, Inc.                          16,210     231,155
    Cathay General Bancorp                                   10,064     376,897
#   CBOE Holdings, Inc.                                      13,890   1,313,022
    CenterState Banks, Inc.                                   7,455     186,300
    Central Pacific Financial Corp.                           4,331     133,958
    Charles Schwab Corp. (The)                              154,925   6,646,282
    Chemical Financial Corp.                                  9,363     451,203
    Chubb, Ltd.                                              60,231   8,821,432
    Cincinnati Financial Corp.                               19,015   1,448,182
    CIT Group, Inc.                                          23,481   1,118,870
    Citigroup, Inc.                                         366,966  25,118,823
    Citizens Community Bancorp, Inc.                            600       8,370
    Citizens Financial Group, Inc.                           63,145   2,215,127
#*  Citizens, Inc.                                            4,015      32,321
#   City Holding Co.                                          1,857     121,875
    Clifton Bancorp, Inc.                                     4,845      80,863
    CME Group, Inc.                                          43,165   5,292,892
    CNA Financial Corp.                                       4,268     221,723
    CNB Financial Corp.                                         280       7,381
    CNO Financial Group, Inc.                                21,200     485,056
    CoBiz Financial, Inc.                                     4,952      87,155
    Cohen & Steers, Inc.                                      3,355     135,542
    Columbia Banking System, Inc.                             8,988     358,082
    Comerica, Inc.                                           21,255   1,536,949
#   Commerce Bancshares, Inc.                                11,473     665,893
#   Community Bank System, Inc.                               7,087     389,076
    Community Trust Bancorp, Inc.                             1,749      75,557
    ConnectOne Bancorp, Inc.                                  3,250      73,125
*   Consumer Portfolio Services, Inc.                         1,025       4,213
#*  Cowen, Inc.                                               1,012      16,192
    Crawford & Co. Class A                                    3,717      27,617
    Crawford & Co. Class B                                    1,800      16,164
#*  Credit Acceptance Corp.                                     897     223,443
    Cullen/Frost Bankers, Inc.                                7,681     697,281
*   Customers Bancorp, Inc.                                   2,950      88,057
#   CVB Financial Corp.                                      13,135     282,928
    Diamond Hill Investment Group, Inc.                         388      76,630
    Dime Community Bancshares, Inc.                           5,980     124,384
    Discover Financial Services                              50,145   3,055,836

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Donegal Group, Inc. Class A                                1,374 $   20,720
*   Donnelley Financial Solutions, Inc.                        3,156     73,219
*   E*TRADE Financial Corp.                                   35,391  1,451,031
*   Eagle Bancorp, Inc.                                        3,968    247,802
    East West Bancorp, Inc.                                   18,946  1,079,543
#   Eaton Vance Corp.                                         14,485    711,069
*   eHealth, Inc.                                              2,800     47,628
    EMC Insurance Group, Inc.                                  1,299     35,982
    Employers Holdings, Inc.                                   3,900    169,065
*   Encore Capital Group, Inc.                                 2,794    112,039
*   Enova International, Inc.                                  2,690     39,005
*   Enstar Group, Ltd.                                         1,077    218,200
    Enterprise Financial Services Corp.                        3,580    141,589
    Erie Indemnity Co. Class A                                 3,717    473,769
    ESSA Bancorp, Inc.                                           707     10,428
*   Essent Group, Ltd.                                         6,729    258,528
    Evercore Partners, Inc. Class A                            5,480    431,002
    Everest Re Group, Ltd.                                     5,600  1,469,384
*   Ezcorp, Inc. Class A                                       4,723     36,839
#   FactSet Research Systems, Inc.                             5,114    855,163
    Fairfax Financial Holdings, Ltd.                             531    252,889
    FBL Financial Group, Inc. Class A                          2,100    142,590
*   FCB Financial Holdings, Inc. Class A                       6,566    309,587
    Federal Agricultural Mortgage Corp. Class C                1,380     94,613
#   Federated Investors, Inc. Class B                         12,401    357,521
    Federated National Holding Co.                             1,029     16,382
    Fidelity Southern Corp.                                    1,153     24,282
    Fifth Third Bancorp                                       96,001  2,563,227
#   Financial Engines, Inc.                                    6,782    260,768
    Financial Institutions, Inc.                               1,243     36,544
*   First Acceptance Corp.                                       181        163
    First American Financial Corp.                            13,379    647,677
*   First BanCorp(318672706)                                  13,736     80,493
    First Bancorp(318910106)                                   1,500     46,950
    First Busey Corp.                                          3,618    105,790
    First Citizens BancShares, Inc. Class A                    1,022    376,116
    First Commonwealth Financial Corp.                        18,545    241,641
    First Community Bancshares, Inc.                           1,700     46,274
    First Defiance Financial Corp.                             1,538     79,591
    First Financial Bancorp                                    7,926    202,906
#   First Financial Bankshares, Inc.                           7,170    310,102
    First Financial Corp.                                      1,100     50,655
#   First Horizon National Corp.                              30,142    525,375
    First Interstate Bancsystem, Inc. Class A                  3,727    136,222
    First Merchants Corp.                                      6,618    267,632
    First Midwest Bancorp, Inc.                               13,632    302,767
    First Republic Bank                                       18,404  1,846,473
    First South Bancorp, Inc.                                  1,685     28,999
    FirstCash, Inc.                                            5,838    339,480
*   Flagstar Bancorp, Inc.                                     1,679     54,668
    Flushing Financial Corp.                                   3,663    104,505
    FNB Corp.                                                 40,336    552,603
    FNF Group                                                 25,329  1,237,575

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   FNFV Group                                                8,442 $   145,624
    Franklin Resources, Inc.                                 46,720   2,092,122
    Fulton Financial Corp.                                   24,716     451,067
    GAMCO Investors, Inc. Class A                               467      14,342
*   Genworth Financial, Inc. Class A                         57,056     195,702
    German American Bancorp, Inc.                             2,097      75,136
#   Glacier Bancorp, Inc.                                    10,240     357,581
*   Global Indemnity, Ltd.                                    1,204      46,667
    Goldman Sachs Group, Inc. (The)                          46,282  10,428,723
*   Great Elm Capital Group, Inc.                             1,106       3,816
    Great Southern Bancorp, Inc.                              1,100      57,145
    Great Western Bancorp, Inc.                               5,523     215,452
*   Green Dot Corp. Class A                                   6,227     250,574
#   Greenhill & Co., Inc.                                     2,931      54,224
#*  Greenlight Capital Re, Ltd. Class A                       2,682      57,395
    Guaranty Bancorp                                            319       8,501
*   Hallmark Financial Services, Inc.                         1,034      11,633
    Hancock Holding Co.                                      10,430     479,780
    Hanmi Financial Corp.                                     4,412     126,404
    Hanover Insurance Group, Inc. (The)                       5,156     489,098
    Hartford Financial Services Group, Inc. (The)            49,236   2,707,980
#   HCI Group, Inc.                                           1,104      49,779
    Heartland Financial USA, Inc.                             2,144     100,982
    Heritage Commerce Corp.                                   6,041      83,909
    Heritage Financial Corp.                                  2,274      61,853
    Hilltop Holdings, Inc.                                   10,020     250,801
    Home BancShares, Inc.                                    16,050     398,040
*   HomeStreet, Inc.                                          1,186      31,133
*   HomeTrust Bancshares, Inc.                                1,062      25,647
    Hope Bancorp, Inc.                                       15,457     272,507
    HopFed Bancorp, Inc.                                        208       3,033
    Horace Mann Educators Corp.                               4,078     150,478
    Houlihan Lokey, Inc.                                      1,771      65,846
    Huntington Bancshares, Inc.                             136,546   1,809,234
    Iberiabank Corp.                                          6,455     521,887
    Independence Holding Co.                                  2,640      58,608
    Independent Bank Corp.                                    3,127     223,111
    Independent Bank Group, Inc.                              1,100      66,385
    Infinity Property & Casualty Corp.                          800      80,040
#   Interactive Brokers Group, Inc. Class A                   7,303     292,485
    Intercontinental Exchange, Inc.                          74,963   5,000,782
    International Bancshares Corp.                            7,870     278,598
*   INTL. FCStone, Inc.                                       1,015      39,717
    Invesco, Ltd.                                            48,960   1,702,339
    Investment Technology Group, Inc.                         3,824      84,396
#   Investors Bancorp, Inc.                                  40,700     540,496
    James River Group Holdings, Ltd.                            800      32,128
#*  Janus Henderson Group P.L.C.                             23,677     792,943
    JPMorgan Chase & Co.                                    465,100  42,696,180
    Kearny Financial Corp.                                    8,597     125,516
    Kemper Corp.                                              4,800     188,400
    KeyCorp                                                 140,969   2,543,081
    Lakeland Bancorp, Inc.                                    3,852      74,536

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Lakeland Financial Corp.                                   3,274 $  150,604
    LegacyTexas Financial Group, Inc.                          5,327    206,261
#   Legg Mason, Inc.                                          13,474    539,095
*   LendingClub Corp.                                         39,596    200,752
#*  LendingTree, Inc.                                            721    159,053
    Leucadia National Corp.                                   39,924  1,039,222
    Lincoln National Corp.                                    28,868  2,109,096
    Loews Corp.                                               35,005  1,704,043
    LPL Financial Holdings, Inc.                               9,983    456,822
    M&T Bank Corp.                                            18,016  2,939,310
    Macatawa Bank Corp.                                          886      8,550
    Maiden Holdings, Ltd.                                      8,450     93,795
    MainSource Financial Group, Inc.                           1,600     55,904
*   Markel Corp.                                               1,731  1,854,784
    MarketAxess Holdings, Inc.                                 4,755    964,742
    Marlin Business Services Corp.                             1,200     31,200
    Marsh & McLennan Cos., Inc.                               65,613  5,115,846
    MB Financial, Inc.                                         9,166    374,889
*   MBIA, Inc.                                                14,600    148,482
    Mercantile Bank Corp.                                        285      9,069
#   Mercury General Corp.                                      3,136    187,815
    Meridian Bancorp, Inc.                                     4,269     75,348
    Meta Financial Group, Inc.                                 1,104     78,715
    MetLife, Inc.                                            117,326  6,452,930
*   MGIC Investment Corp.                                     15,500    180,885
    MidSouth Bancorp, Inc.                                       900     10,125
    Moelis & Co. Class A                                       4,229    172,966
    Moody's Corp.                                             21,979  2,893,096
    Morgan Stanley                                           176,126  8,260,309
    Morningstar, Inc.                                          2,287    188,838
    MSCI, Inc.                                                11,194  1,219,586
    Nasdaq, Inc.                                              13,831  1,028,611
    National Bank Holdings Corp. Class A                       4,119    140,581
    National General Holdings Corp.                            5,185    109,974
    Navient Corp.                                             42,747    630,518
    Navigators Group, Inc. (The)                               3,610    205,770
    NBT Bancorp, Inc.                                          5,284    190,964
    Nelnet, Inc. Class A                                       3,140    154,143
#   New York Community Bancorp, Inc.                          57,972    761,172
    NewStar Financial, Inc.                                    3,834     41,944
    Northern Trust Corp.                                      28,417  2,486,772
    Northfield Bancorp, Inc.                                   5,064     85,025
    Northrim BanCorp, Inc.                                       600     17,490
    Northwest Bancshares, Inc.                                13,916    224,048
    OceanFirst Financial Corp.                                 1,986     53,781
*   Ocwen Financial Corp.                                     12,045     34,569
    OFG Bancorp                                                3,500     35,175
    Old National Bancorp                                      20,761    338,404
    Old Republic International Corp.                          29,682    582,361
    OM Asset Management P.L.C.                                 5,554     83,699
    OneBeacon Insurance Group, Ltd. Class A                    3,161     57,910
#*  OneMain Holdings, Inc.                                     7,140    190,924
    Oppenheimer Holdings, Inc. Class A                           765     12,049

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Opus Bank                                                  2,493 $   59,333
    Oritani Financial Corp.                                    6,231    103,435
    Pacific Continental Corp.                                  1,300     33,020
*   Pacific Mercantile Bancorp                                 1,425     11,258
*   Pacific Premier Bancorp, Inc.                              2,756     98,940
    PacWest Bancorp                                           13,437    645,245
    Park National Corp.                                        1,287    127,117
    Park Sterling Corp.                                        1,320     15,338
    Patriot National Bancorp, Inc.                                20        326
    Peapack Gladstone Financial Corp.                          1,562     48,844
*   PennyMac Financial Services, Inc. Class A                  1,040     18,096
    People's United Financial, Inc.                           42,047    733,300
    Peoples Bancorp, Inc.                                      1,197     39,022
*   PHH Corp.                                                  7,333    101,049
    Pinnacle Financial Partners, Inc.                          8,368    534,715
    Piper Jaffray Cos.                                         1,704    106,330
    PNC Financial Services Group, Inc. (The)                  62,426  8,040,469
    Popular, Inc.                                             12,467    525,359
#*  PRA Group, Inc.                                            5,700    223,440
    Preferred Bank                                             1,290     72,433
#   Primerica, Inc.                                            6,182    501,051
    Principal Financial Group, Inc.                           34,540  2,305,545
    ProAssurance Corp.                                         6,800    420,240
    Progressive Corp. (The)                                   73,799  3,478,147
    Prosperity Bancshares, Inc.                                7,608    487,673
    Provident Financial Services, Inc.                         8,862    235,020
    Prudential Financial, Inc.                                55,275  6,258,788
    Pzena Investment Management, Inc. Class A                    566      5,971
    Radian Group, Inc.                                         9,498    165,455
    Raymond James Financial, Inc.                             16,029  1,333,453
*   Regional Management Corp.                                    133      3,191
    Regions Financial Corp.                                  152,281  2,223,303
    Reinsurance Group of America, Inc.                         7,890  1,106,178
    RenaissanceRe Holdings, Ltd.                               5,405    794,049
    Renasant Corp.                                             7,295    309,235
    Republic Bancorp, Inc. Class A                               805     28,900
#*  Republic First Bancorp, Inc.                                 500      4,450
    Riverview Bancorp, Inc.                                    1,205      9,146
    RLI Corp.                                                  4,500    261,270
    S&P Global, Inc.                                          32,864  5,047,582
    S&T Bancorp, Inc.                                          2,523     95,571
*   Safeguard Scientifics, Inc.                                1,767     21,027
    Safety Insurance Group, Inc.                               1,800    127,710
    Sandy Spring Bancorp, Inc.                                 1,969     78,839
*   Santander Consumer USA Holdings, Inc.                     11,747    150,479
*   Seacoast Banking Corp. of Florida                          1,885     44,052
    SEI Investments Co.                                       17,903  1,011,699
    Selective Insurance Group, Inc.                            5,977    302,735
#   ServisFirst Bancshares, Inc.                               5,118    185,988
    SI Financial Group, Inc.                                   1,347     20,811
    Sierra Bancorp                                               240      6,576
*   Signature Bank                                             6,794    941,513

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Simmons First National Corp. Class A                      2,871 $   156,613
*   SLM Corp.                                                53,247     589,977
    South State Corp.                                         3,021     253,009
    Southside Bancshares, Inc.                                3,294     114,401
    Southwest Bancorp, Inc.                                   1,600      41,760
    State Auto Financial Corp.                                1,800      46,422
    State Bank Financial Corp.                                4,437     121,796
    State Street Corp.                                       49,806   4,643,413
#   Sterling Bancorp                                         13,239     305,821
    Stewart Information Services Corp.                        2,494      98,014
*   Stifel Financial Corp.                                    7,249     368,612
    Stock Yards Bancorp, Inc.                                 2,599      93,174
    Sun Bancorp, Inc.                                           427      10,397
    SunTrust Banks, Inc.                                     62,750   3,594,947
*   SVB Financial Group                                       6,292   1,122,744
    Synchrony Financial                                     104,401   3,165,438
#   Synovus Financial Corp.                                  16,107     700,332
#   T Rowe Price Group, Inc.                                 30,164   2,495,166
    TCF Financial Corp.                                      18,696     294,649
#   TD Ameritrade Holding Corp.                              32,812   1,500,493
    Territorial Bancorp, Inc.                                   840      25,309
*   Texas Capital Bancshares, Inc.                            5,603     438,995
    TFS Financial Corp.                                       9,945     158,921
    Tompkins Financial Corp.                                  1,215      95,633
    Torchmark Corp.                                          14,850   1,172,704
    Towne Bank                                                5,289     165,546
    Travelers Cos., Inc. (The)                               36,137   4,628,788
    Trico Bancshares                                          1,628      60,073
    TrustCo Bank Corp. NY                                     7,300      60,590
    Trustmark Corp.                                          10,591     338,488
    U.S. Bancorp.                                           217,704  11,490,417
    UMB Financial Corp.                                       4,774     332,557
    Umpqua Holdings Corp.                                    24,579     455,695
    Union Bankshares Corp.                                    4,955     153,060
#   United Bankshares, Inc.                                  13,136     453,192
    United Community Banks, Inc.                             10,398     288,648
    United Community Financial Corp.                            596       5,483
    United Financial Bancorp, Inc.                            5,504      99,567
    United Fire Group, Inc.                                   2,765     124,757
    United Security Bancshares                                1,875      17,625
    Universal Insurance Holdings, Inc.                        3,536      84,334
    Univest Corp. of Pennsylvania                             2,249      68,595
    Unum Group                                               29,554   1,481,542
    Validus Holdings, Ltd.                                    9,771     525,582
    Valley National Bancorp                                  27,249     323,718
    Value Line, Inc.                                            300       5,307
#   Virtus Investment Partners, Inc.                            750      88,350
    Voya Financial, Inc.                                     24,481     960,634
#   Waddell & Reed Financial, Inc. Class A                    9,308     192,396
*   Walker & Dunlop, Inc.                                     4,440     223,110
    Washington Federal, Inc.                                 11,396     381,196
    Washington Trust Bancorp, Inc.                            1,700      92,565
    Waterstone Financial, Inc.                                1,767      33,308

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Webster Financial Corp.                                 10,969 $    569,620
    Wells Fargo & Co.                                      620,029   33,444,364
    WesBanco, Inc.                                           4,109      157,087
    West Bancorporation, Inc.                                2,033       46,759
#   Westamerica Bancorporation                               3,200      175,104
*   Western Alliance Bancorp                                12,248      617,054
    Western New England Bancorp, Inc.                        4,099       40,785
    Westwood Holdings Group, Inc.                              700       41,265
    White Mountains Insurance Group, Ltd.                      700      605,220
    Willis Towers Watson P.L.C.                             16,790    2,499,695
    Wintrust Financial Corp.                                 5,808      437,400
#   WisdomTree Investments, Inc.                            14,488      151,255
#*  World Acceptance Corp.                                     100        7,557
    WR Berkley Corp.                                        13,732      947,096
    WSFS Financial Corp.                                     4,531      204,575
    XL Group, Ltd.                                          34,713    1,541,257
    Zions Bancorporation                                    25,393    1,150,811
                                                                   ------------
Total Financials                                                    481,557,311
                                                                   ------------
Health Care -- (13.3%)
#   Abaxis, Inc.                                             2,807      131,929
    Abbott Laboratories                                    225,967   11,113,057
    AbbVie, Inc.                                           207,139   14,481,087
*   ABIOMED, Inc.                                            5,535      819,678
#*  Acadia Healthcare Co., Inc.                              9,235      488,809
*   ACADIA Pharmaceuticals, Inc.                             1,700       50,609
*   Accuray, Inc.                                              125          531
    Aceto Corp.                                              4,554       76,872
#*  Achillion Pharmaceuticals, Inc.                          1,800        7,380
*   Acorda Therapeutics, Inc.                                6,040      130,766
*   Addus HomeCare Corp.                                       340       11,543
    Aetna, Inc.                                             44,642    6,888,707
    Agilent Technologies, Inc.                              40,366    2,413,483
*   Akorn, Inc.                                             10,057      338,116
#*  Albany Molecular Research, Inc.                          3,400       73,916
*   Alere, Inc.                                              9,719      489,740
*   Alexion Pharmaceuticals, Inc.                           28,666    3,936,988
*   Align Technology, Inc.                                   9,211    1,540,356
#*  Alkermes P.L.C.                                         19,700    1,071,877
    Allergan P.L.C.                                         47,018   11,864,052
*   Alliance HealthCare Services, Inc.                       1,000       13,250
*   Allscripts Healthcare Solutions, Inc.                   22,760      280,176
*   Almost Family, Inc.                                      1,812       89,603
#*  Alnylam Pharmaceuticals, Inc.                           10,527      871,004
*   AMAG Pharmaceuticals, Inc.                               4,612       90,626
*   Amedisys, Inc.                                           4,237      200,664
    AmerisourceBergen Corp.                                 21,328    2,000,993
    Amgen, Inc.                                             94,356   16,466,066
#*  AMN Healthcare Services, Inc.                            6,328      233,503
*   Amphastar Pharmaceuticals, Inc.                          2,755       47,606
    Analogic Corp.                                           1,900      133,380
*   AngioDynamics, Inc.                                      8,111      131,804
*   ANI Pharmaceuticals, Inc.                                  786       38,302

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   Anika Therapeutics, Inc.                                  1,888 $    96,590
    Anthem, Inc.                                             33,565   6,250,139
*   Aptevo Therapeutics, Inc.                                 2,299       4,230
#*  Aralez Pharmaceuticals, Inc.                              3,692       4,467
#*  athenahealth, Inc.                                        5,298     732,819
#   Atrion Corp.                                                200     126,440
    Baxter International, Inc.                               64,819   3,920,253
    Becton Dickinson and Co.                                 28,454   5,730,636
*   Bio-Rad Laboratories, Inc. Class A                        2,623     618,057
#   Bio-Techne Corp.                                          4,871     564,598
*   Biogen, Inc.                                             27,534   7,973,571
#*  BioMarin Pharmaceutical, Inc.                            21,146   1,855,139
#*  BioScrip, Inc.                                            6,872      19,860
*   BioSpecifics Technologies Corp.                             324      15,763
*   BioTelemetry, Inc.                                        3,663     125,275
*   Bioverativ, Inc.                                         13,767     853,141
#*  Bluebird Bio, Inc.                                        6,302     593,963
*   Boston Scientific Corp.                                 178,848   4,760,934
    Bristol-Myers Squibb Co.                                213,342  12,139,160
#*  Brookdale Senior Living, Inc.                            20,613     292,705
    Bruker Corp.                                             14,667     420,650
*   Cambrex Corp.                                             4,313     263,093
    Cantel Medical Corp.                                      4,830     358,386
#*  Capital Senior Living Corp.                               3,849      53,116
    Cardinal Health, Inc.                                    40,513   3,130,034
*   Catalent, Inc.                                           16,305     565,783
*   Celgene Corp.                                           101,568  13,753,323
*   Centene Corp.                                            20,944   1,663,372
#*  Cerner Corp.                                             36,489   2,348,797
*   Charles River Laboratories International, Inc.            6,100     599,020
#   Chemed Corp.                                              2,300     454,250
    Cigna Corp.                                              32,378   5,619,526
#*  Clovis Oncology, Inc.                                     5,320     451,189
*   Community Health Systems, Inc.                           13,689      97,876
    Computer Programs & Systems, Inc.                         1,145      35,094
*   Concert Pharmaceuticals, Inc.                             2,800      40,404
    CONMED Corp.                                              3,600     184,752
    Cooper Cos., Inc. (The)                                   5,856   1,428,103
#*  Corcept Therapeutics, Inc.                                9,081     113,240
*   CorVel Corp.                                              1,800      85,590
*   Cotiviti Holdings, Inc.                                     713      30,695
    CR Bard, Inc.                                             8,774   2,812,944
*   Cross Country Healthcare, Inc.                            5,300      62,328
*   CryoLife, Inc.                                            3,061      57,394
#*  Cumberland Pharmaceuticals, Inc.                          2,792      18,762
*   Cutera, Inc.                                              1,850      48,192
    Danaher Corp.                                            79,947   6,514,881
*   DaVita, Inc.                                             20,640   1,337,059
    DENTSPLY SIRONA, Inc.                                    28,253   1,752,534
#*  Depomed, Inc.                                             8,100      83,511
#*  DexCom, Inc.                                             11,386     758,421
*   Diplomat Pharmacy, Inc.                                   2,655      42,135
*   Edwards Lifesciences Corp.                               26,529   3,055,610

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Eli Lilly & Co.                                         127,917 $10,573,619
*   Emergent BioSolutions, Inc.                               4,598     167,229
*   Endo International P.L.C.                                24,480     269,770
    Ensign Group, Inc. (The)                                  6,268     140,215
*   Envision Healthcare Corp.                                13,925     785,788
*   Enzo Biochem, Inc.                                        3,718      40,340
#*  Evolent Health, Inc. Class A                              1,429      35,296
#*  Exact Sciences Corp.                                     13,623     528,572
*   Exactech, Inc.                                            1,400      40,810
*   Exelixis, Inc.                                           39,633   1,074,451
*   Express Scripts Holding Co.                              78,195   4,898,135
*   Five Prime Therapeutics, Inc.                             3,725     104,821
*   Five Star Senior Living, Inc.                               915       1,464
*   Genesis Healthcare, Inc.                                  2,400       3,456
    Gilead Sciences, Inc.                                   163,687  12,454,944
#*  Globus Medical, Inc. Class A                             10,657     327,703
*   Haemonetics Corp.                                         5,980     245,957
*   Halyard Health, Inc.                                      7,033     282,867
#*  Hanger, Inc.                                              3,139      36,412
*   Harvard Bioscience, Inc.                                  4,139      11,589
*   HCA Healthcare, Inc.                                     38,901   3,125,306
#*  HealthEquity, Inc.                                        6,250     286,687
    HealthSouth Corp.                                        11,419     485,993
*   HealthStream, Inc.                                        2,809      66,349
*   Henry Schein, Inc.                                        9,946   1,812,261
*   Heska Corp.                                                 628      68,791
    Hill-Rom Holdings, Inc.                                   8,528     635,507
*   HMS Holdings Corp.                                       10,350     207,828
#*  Hologic, Inc.                                            32,851   1,452,343
*   Horizon Pharma P.L.C.                                    15,973     191,357
    Humana, Inc.                                             18,707   4,325,058
*   ICU Medical, Inc.                                         1,850     318,015
*   IDEXX Laboratories, Inc.                                 11,600   1,930,936
*   Illumina, Inc.                                           18,423   3,202,839
*   Impax Laboratories, Inc.                                  7,940     153,639
*   INC Research Holdings, Inc. Class A                       6,584     362,120
*   Incyte Corp.                                             24,062   3,207,224
*   Inogen, Inc.                                              2,436     229,910
#*  Insys Therapeutics, Inc.                                  2,202      25,235
*   Integer Holdings Corp.                                    5,040     230,832
#*  Integra LifeSciences Holdings Corp.                       8,200     407,212
*   Intuitive Surgical, Inc.                                  4,674   4,385,427
#   Invacare Corp.                                            5,044      78,939
#*  Ionis Pharmaceuticals, Inc.                              16,042     840,601
#*  Jazz Pharmaceuticals P.L.C.                               7,746   1,189,863
    Johnson & Johnson                                       351,300  46,624,536
    Kindred Healthcare, Inc.                                 13,392     119,858
#*  Kite Pharma, Inc.                                         6,023     652,953
*   Laboratory Corp. of America Holdings                     12,184   1,936,159
    Landauer, Inc.                                            1,153      62,781
#*  Lannett Co., Inc.                                         2,787      56,715
*   Lantheus Holdings, Inc.                                   1,883      34,741
    LeMaitre Vascular, Inc.                                   2,283      82,348

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   LHC Group, Inc.                                           3,015 $   174,568
*   LifePoint Health, Inc.                                    5,824     345,946
#*  Ligand Pharmaceuticals, Inc.                              1,893     228,883
*   LivaNova P.L.C.                                           2,900     176,726
    Luminex Corp.                                             5,316     108,606
*   Magellan Health, Inc.                                     2,600     193,830
*   Mallinckrodt P.L.C.                                      13,895     636,391
*   Masimo Corp.                                              5,982     565,897
    McKesson Corp.                                           27,723   4,487,522
#*  Medicines Co. (The)                                       5,131     197,287
#*  MediciNova, Inc.                                            500       2,605
#*  Medidata Solutions, Inc.                                  6,892     529,375
#*  MEDNAX, Inc.                                             11,228     527,491
    Medtronic P.L.C.                                        178,078  14,953,210
    Merck & Co., Inc.                                       353,370  22,573,276
#   Meridian Bioscience, Inc.                                 4,363      59,119
*   Merit Medical Systems, Inc.                               7,199     295,159
*   Mettler-Toledo International, Inc.                        3,400   1,948,472
#*  Molina Healthcare, Inc.                                   6,393     427,052
#*  Momenta Pharmaceuticals, Inc.                             4,800      79,440
*   Mylan NV                                                 52,201   2,035,317
#*  Myriad Genetics, Inc.                                     9,000     218,430
    National HealthCare Corp.                                 1,000      65,170
    National Research Corp. Class A                             600      17,640
    National Research Corp. Class B                             100       5,044
*   Natus Medical, Inc.                                       4,206     148,051
*   Neogen Corp.                                              3,711     244,444
#*  Neurocrine Biosciences, Inc.                             10,157     487,841
#*  NewLink Genetics Corp.                                    2,512      18,137
*   NuVasive, Inc.                                            6,017     395,858
*   Nuvectra Corp.                                              916      10,681
*   Omnicell, Inc.                                            5,051     250,530
#*  Opko Health, Inc.                                        37,042     238,921
*   OraSure Technologies, Inc.                               10,193     178,785
*   Orthofix International NV                                 2,122      92,052
#   Owens & Minor, Inc.                                       6,767     218,100
*   PAREXEL International Corp.                               6,325     553,564
#   Patterson Cos., Inc.                                     10,936     456,250
#   PDL BioPharma, Inc.                                      14,616      33,178
    PerkinElmer, Inc.                                        13,500     888,705
#   Perrigo Co. P.L.C.                                       14,542   1,089,487
    Pfizer, Inc.                                            776,271  25,741,146
*   PharMerica Corp.                                          6,514     163,827
    Phibro Animal Health Corp. Class A                        3,417     130,529
*   Portola Pharmaceuticals, Inc.                             5,749     354,713
*   PRA Health Sciences, Inc.                                 4,435     329,964
#*  Premier, Inc. Class A                                     4,900     171,010
*   Prestige Brands Holdings, Inc.                            6,011     322,370
#*  Progenics Pharmaceuticals, Inc.                           3,300      19,899
*   ProPhase Labs, Inc.                                         350         732
*   Providence Service Corp. (The)                            1,602      82,567
*   Quality Systems, Inc.                                     9,893     169,170
    Quest Diagnostics, Inc.                                  17,526   1,898,241

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
#*  Quidel Corp.                                             5,538 $    177,161
#*  Quintiles IMS Holdings, Inc.                            18,331    1,659,872
*   Quorum Health Corp.                                      3,422       11,669
*   RadNet, Inc.                                             1,992       15,338
*   Regeneron Pharmaceuticals, Inc.                          9,937    4,885,228
*   Repligen Corp.                                           3,600      144,972
#   ResMed, Inc.                                            17,341    1,337,338
#*  Retrophin, Inc.                                          4,172       84,441
#*  Rigel Pharmaceuticals, Inc.                              5,853       13,872
*   RTI Surgical, Inc.                                       5,843       33,305
*   SciClone Pharmaceuticals, Inc.                           2,710       29,674
*   SeaSpine Holdings Corp.                                    866        9,768
#*  Seattle Genetics, Inc.                                  13,184      665,792
*   Select Medical Holdings Corp.                            8,334      135,011
*   Spectrum Pharmaceuticals, Inc.                           6,160       45,954
    STERIS P.L.C.                                           10,766      881,197
    Stryker Corp.                                           42,585    6,264,253
#*  Sucampo Pharmaceuticals, Inc. Class A                    3,016       32,724
*   Supernus Pharmaceuticals, Inc.                           7,081      286,426
*   Surmodics, Inc.                                          1,400       36,820
#*  Taro Pharmaceutical Industries, Ltd.                     2,023      231,290
    Teleflex, Inc.                                           5,573    1,154,837
#*  Tenet Healthcare Corp.                                  11,700      202,995
#*  TESARO, Inc.                                             4,472      570,896
    Thermo Fisher Scientific, Inc.                          50,386    8,844,255
*   Tivity Health, Inc.                                      4,800      190,320
*   Triple-S Management Corp. Class B                        2,513       38,901
*   United Therapeutics Corp.                                5,524      709,282
    UnitedHealth Group, Inc.                               124,192   23,821,268
    Universal Health Services, Inc. Class B                 11,283    1,250,495
    US Physical Therapy, Inc.                                1,602      101,086
    Utah Medical Products, Inc.                                276       19,072
#*  Varex Imaging Corp.                                      4,622      142,589
#*  Varian Medical Systems, Inc.                            11,557    1,122,416
*   VCA, Inc.                                                9,932      919,505
*   Veeva Systems, Inc. Class A                             12,010      765,758
*   Vertex Pharmaceuticals, Inc.                            30,733    4,665,884
*   VWR Corp.                                               11,250      371,250
*   Waters Corp.                                             9,800    1,699,712
*   WellCare Health Plans, Inc.                              5,500      973,445
    West Pharmaceutical Services, Inc.                       9,389      832,804
#*  Wright Medical Group NV                                 10,447      274,443
*   Xencor, Inc.                                             2,476       57,815
    Zimmer Biomet Holdings, Inc.                            24,651    2,990,659
    Zoetis, Inc.                                            60,299    3,769,893
                                                                   ------------
Total Health Care                                                   440,270,971
                                                                   ------------
Industrials -- (10.5%)
    3M Co.                                                  76,866   15,463,133
    AAON, Inc.                                               5,518      186,508
    AAR Corp.                                                3,583      134,004
    ABM Industries, Inc.                                     6,430      286,907
*   Acacia Research Corp.                                    4,362       15,049

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
*   ACCO Brands Corp.                                        14,620 $   170,323
    Acme United Corp.                                           400      11,068
#   Actuant Corp. Class A                                     7,200     174,240
#   Acuity Brands, Inc.                                       5,582   1,131,192
#   Advanced Drainage Systems, Inc.                           4,700      96,585
*   Advisory Board Co. (The)                                  5,814     326,747
*   AECOM                                                    20,059     639,882
*   Aegion Corp.                                              6,240     149,386
*   Aerojet Rocketdyne Holdings, Inc.                         7,762     182,019
#*  Aerovironment, Inc.                                       2,727     103,053
    AGCO Corp.                                                8,213     592,486
    Air Lease Corp.                                          13,393     530,095
*   Air Transport Services Group, Inc.                        8,719     212,395
    Alamo Group, Inc.                                         1,990     185,090
    Alaska Air Group, Inc.                                   16,164   1,377,658
    Albany International Corp. Class A                        4,033     215,765
    Allegiant Travel Co.                                      1,647     212,875
    Allegion P.L.C.                                          12,131     985,522
    Allison Transmission Holdings, Inc.                      19,770     747,306
    Altra Industrial Motion Corp.                             4,206     187,377
    AMERCO                                                    1,054     409,542
*   Ameresco, Inc. Class A                                    1,700      11,135
#   American Airlines Group, Inc.                            69,200   3,490,448
    American Railcar Industries, Inc.                         1,606      59,053
*   American Woodmark Corp.                                   2,688     263,827
    AMETEK, Inc.                                             28,023   1,725,656
    AO Smith Corp.                                           19,664   1,053,007
#   Apogee Enterprises, Inc.                                  3,751     195,390
    Applied Industrial Technologies, Inc.                     4,882     275,833
*   ARC Document Solutions, Inc.                              3,000      10,380
    ArcBest Corp.                                             3,000      83,400
    Arconic, Inc.                                            52,200   1,294,038
    Argan, Inc.                                               2,247     144,819
*   Armstrong Flooring, Inc.                                  2,667      46,299
*   Armstrong World Industries, Inc.                          5,335     259,014
    Astec Industries, Inc.                                    2,360     118,637
*   Astronics Corp.                                           2,458      71,897
#*  Astronics Corp. Class B                                   1,462      42,873
*   Atlas Air Worldwide Holdings, Inc.                        3,609     214,375
#*  Avis Budget Group, Inc.                                  11,377     350,184
#*  Axon Enterprise, Inc.                                     5,800     142,622
    AZZ, Inc.                                                 3,800     192,660
*   Babcock & Wilcox Enterprises, Inc.                        5,834      61,257
    Barnes Group, Inc.                                        7,772     467,719
    Barrett Business Services, Inc.                             825      45,400
*   Beacon Roofing Supply, Inc.                               6,843     314,299
*   BMC Stock Holdings, Inc.                                  4,948     108,856
    Boeing Co. (The)                                         75,795  18,377,256
    Brady Corp. Class A                                       6,680     221,776
    Briggs & Stratton Corp.                                   4,639     108,645
    Brink's Co. (The)                                         6,859     536,031
*   Builders FirstSource, Inc.                               15,878     248,808
    BWX Technologies, Inc.                                   12,816     675,147

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   CAI International, Inc.                                    1,400 $   36,722
    Carlisle Cos., Inc.                                        8,398    819,561
*   Casella Waste Systems, Inc. Class A                        4,538     76,148
    Caterpillar, Inc.                                         75,504  8,603,681
*   CBIZ, Inc.                                                 5,600     83,160
*   CDI Corp.                                                  1,100      9,075
    CECO Environmental Corp.                                   1,246     12,036
#   Celadon Group, Inc.                                        3,823     17,395
#   CH Robinson Worldwide, Inc.                               17,200  1,128,320
*   Chart Industries, Inc.                                     3,701    125,834
#   Chicago Bridge & Iron Co. NV                              12,665    237,342
    Cintas Corp.                                              10,900  1,469,865
    CIRCOR International, Inc.                                 1,580     79,095
*   Civeo Corp.                                               11,400     22,002
*   Clean Harbors, Inc.                                        7,136    405,325
*   Colfax Corp.                                              11,687    482,439
    Columbus McKinnon Corp.                                    2,000     51,600
    Comfort Systems USA, Inc.                                  4,929    164,136
*   Command Security Corp.                                     1,531      4,853
*   Commercial Vehicle Group, Inc.                             2,700     23,706
*   Continental Building Products, Inc.                        5,343    117,546
    Copa Holdings SA Class A                                   4,320    541,987
*   Copart, Inc.                                              28,006    881,909
#   Covanta Holding Corp.                                     14,735    222,498
*   Covenant Transportation Group, Inc. Class A                  779     14,606
*   CPI Aerostructures, Inc.                                     541      5,140
    CRA International, Inc.                                    1,100     42,691
    Crane Co.                                                  7,350    554,925
*   CSW Industrials, Inc.                                        344     13,433
    CSX Corp.                                                119,553  5,898,745
    Cubic Corp.                                                2,550    121,508
    Cummins, Inc.                                             20,566  3,453,031
    Curtiss-Wright Corp.                                       5,700    549,594
    Deere & Co.                                               35,100  4,502,628
    Delta Air Lines, Inc.                                     95,139  4,696,061
#   Deluxe Corp.                                               6,298    454,716
*   DigitalGlobe, Inc.                                         7,382    257,632
#   Donaldson Co., Inc.                                       16,100    764,589
    Douglas Dynamics, Inc.                                     3,141     99,884
    Dover Corp.                                               19,380  1,627,920
*   Ducommun, Inc.                                             1,100     31,856
    Dun & Bradstreet Corp. (The)                               4,600    509,496
*   DXP Enterprises, Inc.                                      1,275     36,452
#*  Dycom Industries, Inc.                                     3,988    361,313
    Eastern Co. (The)                                            600     17,460
    Eaton Corp. P.L.C.                                        57,036  4,463,067
*   Echo Global Logistics, Inc.                                2,925     39,926
    EMCOR Group, Inc.                                          8,359    564,232
    Emerson Electric Co.                                      82,316  4,906,857
    Encore Wire Corp.                                          3,200    142,720
    EnerSys                                                    6,500    469,755
*   Engility Holdings, Inc.                                    2,859     83,397
    Ennis, Inc.                                                2,716     52,283

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    EnPro Industries, Inc.                                    3,100 $   238,762
    Equifax, Inc.                                            14,483   2,106,408
    ESCO Technologies, Inc.                                   4,375     269,937
    Essendant, Inc.                                           4,517      56,372
*   Esterline Technologies Corp.                              3,500     337,750
#   Expeditors International of Washington, Inc.             22,436   1,321,032
    Exponent, Inc.                                            3,054     199,121
#   Fastenal Co.                                             35,753   1,535,949
    Federal Signal Corp.                                      8,821     163,189
    FedEx Corp.                                              32,365   6,732,891
#   Flowserve Corp.                                          17,034     700,608
    Fluor Corp.                                              17,309     751,730
    Fortive Corp.                                            40,349   2,612,194
    Fortune Brands Home & Security, Inc.                     19,072   1,252,458
    Forward Air Corp.                                         4,083     211,622
*   Franklin Covey Co.                                        1,500      27,975
    Franklin Electric Co., Inc.                               5,400     218,160
    FreightCar America, Inc.                                  1,200      19,728
*   FTI Consulting, Inc.                                      5,774     189,445
*   Fuel Tech, Inc.                                           1,700       1,479
#   GATX Corp.                                                4,700     290,601
*   Gencor Industries, Inc.                                     600       9,630
*   Generac Holdings, Inc.                                    7,928     285,170
#   General Cable Corp.                                       5,629     108,640
    General Dynamics Corp.                                   33,146   6,507,554
    General Electric Co.                                  1,136,991  29,118,340
#*  Genesee & Wyoming, Inc. Class A                           7,885     513,787
*   Gibraltar Industries, Inc.                                4,240     126,564
    Global Brass & Copper Holdings, Inc.                      2,967      95,092
*   Global Power Equipment Group, Inc.                        1,290       4,180
*   Goldfield Corp. (The)                                     1,983      10,113
    Gorman-Rupp Co. (The)                                     2,441      73,767
*   GP Strategies Corp.                                       1,842      52,773
#   Graco, Inc.                                               7,222     838,041
    Graham Corp.                                              1,500      30,015
    Granite Construction, Inc.                                4,185     205,149
*   Great Lakes Dredge & Dock Corp.                           6,665      26,327
    Greenbrier Cos., Inc. (The)                               2,169      97,605
    Griffon Corp.                                             5,003     102,562
    H&E Equipment Services, Inc.                              7,853     177,242
    Hardinge, Inc.                                              700       8,470
*   Harsco Corp.                                             11,788     182,125
#*  Hawaiian Holdings, Inc.                                   5,838     241,693
*   HC2 Holdings, Inc.                                          900       5,409
*   HD Supply Holdings, Inc.                                 25,171     817,806
    Healthcare Services Group, Inc.                           8,963     468,317
    Heartland Express, Inc.                                   5,162     109,073
    HEICO Corp.                                               3,625     291,341
    HEICO Corp. Class A                                       7,063     501,826
    Heidrick & Struggles International, Inc.                  1,861      33,684
*   Herc Holdings, Inc.                                       3,876     175,893
    Herman Miller, Inc.                                       7,886     265,561
#*  Hertz Global Holdings, Inc.                               7,295      99,723

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Hexcel Corp.                                             11,270 $   576,686
*   Hill International, Inc.                                  4,200      21,210
    Hillenbrand, Inc.                                         8,097     291,492
    HNI Corp.                                                 5,673     214,156
    Honeywell International, Inc.                            94,245  12,828,629
    Houston Wire & Cable Co.                                  2,370      13,628
*   Hub Group, Inc. Class A                                   4,335     147,607
    Hubbell, Inc.                                             6,730     799,457
    Hudson Global, Inc.                                       3,600       4,824
    Huntington Ingalls Industries, Inc.                       6,291   1,296,638
    Hurco Cos., Inc.                                            883      29,095
*   Huron Consulting Group, Inc.                              2,384      84,632
    Hyster-Yale Materials Handling, Inc.                      1,066      75,537
*   ICF International, Inc.                                   1,750      79,188
    IDEX Corp.                                                9,441   1,100,254
*   IES Holdings, Inc.                                          858      14,586
    Illinois Tool Works, Inc.                                40,302   5,670,894
    Ingersoll-Rand P.L.C.                                    33,095   2,908,389
*   InnerWorkings, Inc.                                       5,543      65,352
*   Innovative Solutions & Support, Inc.                      1,906       7,643
    Insperity, Inc.                                           2,827     213,438
    Insteel Industries, Inc.                                  2,000      52,640
    Interface, Inc.                                          12,469     236,288
*   Intersections, Inc.                                       1,231       5,404
    ITT, Inc.                                                10,889     446,449
    Jacobs Engineering Group, Inc.                           16,146     851,217
    JB Hunt Transport Services, Inc.                         10,657     966,696
*   JetBlue Airways Corp.                                    44,120     967,552
    John Bean Technologies Corp.                              4,198     387,895
    Johnson Controls International P.L.C.                   122,217   4,760,352
    Kadant, Inc.                                              1,300     101,465
    Kaman Corp.                                               3,749     191,649
    Kansas City Southern                                     12,659   1,306,282
    KAR Auction Services, Inc.                               17,484     735,027
#   KBR, Inc.                                                20,590     307,203
    Kelly Services, Inc. Class A                              6,029     134,266
    Kennametal, Inc.                                         11,431     421,804
*   Key Technology, Inc.                                        744      10,639
    Kforce, Inc.                                              3,290      61,523
    Kimball International, Inc. Class B                       5,500      91,685
*   Kirby Corp.                                               6,685     407,116
*   KLX, Inc.                                                 6,951     360,896
    Knight Transportation, Inc.                               9,355     333,506
    Knoll, Inc.                                               5,103      98,794
    Korn/Ferry International                                  6,571     219,800
*   Kratos Defense & Security Solutions, Inc.                 3,728      41,027
    L3 Technologies, Inc.                                     9,787   1,712,431
    Landstar System, Inc.                                     5,210     433,211
*   Lawson Products, Inc.                                       649      14,959
*   Layne Christensen Co.                                     1,700      18,003
    LB Foster Co. Class A                                       581      10,226
#   Lennox International, Inc.                                5,200     889,200
    Lincoln Electric Holdings, Inc.                           8,460     738,220

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Lindsay Corp.                                              1,349 $  123,663
    Lockheed Martin Corp.                                     33,618  9,820,826
    LSC Communications, Inc.                                   3,156     67,475
    LSI Industries, Inc.                                       2,400     20,088
*   Lydall, Inc.                                               2,505    123,998
    Macquarie Infrastructure Corp.                             9,022    683,958
#*  Manitowoc Co., Inc. (The)                                 28,845    164,705
    ManpowerGroup, Inc.                                        8,643    926,097
    Marten Transport, Ltd.                                     5,596     89,256
    Masco Corp.                                               41,826  1,594,825
*   Masonite International Corp.                               3,796    294,759
*   MasTec, Inc.                                               7,800    360,360
    Matson, Inc.                                               5,500    155,100
    Matthews International Corp. Class A                       3,280    215,004
    McGrath RentCorp                                           2,486     88,328
*   Mercury Systems, Inc.                                      4,602    202,074
*   Meritor, Inc.                                              9,997    172,748
#*  Middleby Corp. (The)                                       7,043    920,379
*   Milacron Holdings Corp.                                      573     10,303
    Miller Industries, Inc.                                    1,421     37,088
*   Mistras Group, Inc.                                        1,002     20,190
    Mobile Mini, Inc.                                          3,845    118,426
*   Moog, Inc. Class A                                         3,953    293,787
*   MRC Global, Inc.                                           9,795    160,050
    MSA Safety, Inc.                                           4,181    335,149
    MSC Industrial Direct Co., Inc. Class A                    5,817    414,229
    Mueller Industries, Inc.                                   5,800    182,700
    Mueller Water Products, Inc. Class A                      31,833    369,263
    Multi-Color Corp.                                          2,739    220,489
*   MYR Group, Inc.                                            2,509     79,811
    National Presto Industries, Inc.                             737     83,355
*   Navigant Consulting, Inc.                                  4,323     73,188
#*  Navistar International Corp.                               4,516    138,957
*   NCI Building Systems, Inc.                                 3,774     67,932
    Nielsen Holdings P.L.C.                                   45,211  1,944,525
*   NL Industries, Inc.                                        3,428     26,738
    NN, Inc.                                                   4,940    136,838
#   Nordson Corp.                                              6,470    821,690
    Norfolk Southern Corp.                                    36,940  4,158,705
    Northrop Grumman Corp.                                    21,419  5,635,981
*   NOW, Inc.                                                 11,296    179,945
    Old Dominion Freight Line, Inc.                            7,900    757,689
    Omega Flex, Inc.                                             302     18,132
*   On Assignment, Inc.                                        5,785    284,911
    Orbital ATK, Inc.                                          7,415    757,665
*   Orion Energy Systems, Inc.                                   230        267
*   Orion Group Holdings, Inc.                                 2,500     17,550
    Oshkosh Corp.                                              9,200    633,512
    Owens Corning                                             13,944    934,945
    PACCAR, Inc.                                              44,385  3,038,153
*   PAM Transportation Services, Inc.                            235      4,120
    Park-Ohio Holdings Corp.                                   1,300     51,675
    Parker-Hannifin Corp.                                     16,826  2,792,779

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   Patrick Industries, Inc.                                   2,193 $  166,887
*   Pendrell Corp.                                             1,212      8,460
    Pentair P.L.C.                                            22,197  1,399,965
*   Perma-Pipe International Holdings, Inc.                    1,091      8,619
*   PGT Innovations, Inc.                                      7,509     97,617
    Pitney Bowes, Inc.                                        24,413    384,261
*   Ply Gem Holdings, Inc.                                     1,394     24,395
    Powell Industries, Inc.                                      700     22,295
    Primoris Services Corp.                                    3,853     96,017
#*  Proto Labs, Inc.                                           2,756    203,668
    Quad/Graphics, Inc.                                        2,303     51,725
    Quanex Building Products Corp.                             3,800     81,700
*   Quanta Services, Inc.                                     17,167    579,043
    Raven Industries, Inc.                                     5,746    197,662
    Raytheon Co.                                              36,915  6,340,890
*   RBC Bearings, Inc.                                         3,951    408,296
*   RCM Technologies, Inc.                                       395      2,101
    Regal Beloit Corp.                                         4,771    397,663
    Republic Services, Inc.                                   31,237  2,006,040
    Resources Connection, Inc.                                 4,266     56,951
*   Rexnord Corp.                                             15,137    350,573
*   Roadrunner Transportation Systems, Inc.                    1,537     10,728
    Robert Half International, Inc.                           15,593    705,583
    Rockwell Automation, Inc.                                 16,220  2,676,787
    Rockwell Collins, Inc.                                    20,102  2,141,466
#   Rollins, Inc.                                             12,600    546,966
    Roper Technologies, Inc.                                  12,744  2,962,470
*   RPX Corp.                                                  7,128     97,440
    RR Donnelley & Sons Co.                                    8,417    104,034
*   Rush Enterprises, Inc. Class A                             2,675    115,373
    Ryder System, Inc.                                         6,304    458,679
*   Saia, Inc.                                                 4,202    228,379
#*  Sensata Technologies Holding NV                           22,023    993,678
*   SIFCO Industries, Inc.                                       100        670
    Simpson Manufacturing Co., Inc.                            6,128    271,409
    SkyWest, Inc.                                              4,969    181,369
#   Snap-on, Inc.                                              6,986  1,077,241
    Southwest Airlines Co.                                    81,139  4,504,026
*   SP Plus Corp.                                              2,343     76,616
*   Sparton Corp.                                                400      9,224
    Spartan Motors, Inc.                                       3,375     29,869
    Spirit Aerosystems Holdings, Inc. Class A                 17,100  1,033,353
*   Spirit Airlines, Inc.                                      8,251    320,551
*   SPX Corp.                                                  7,521    206,978
*   SPX FLOW, Inc.                                             5,735    203,363
    Standex International Corp.                                1,820    174,629
    Stanley Black & Decker, Inc.                              19,797  2,785,240
    Steelcase, Inc. Class A                                   13,910    189,872
#*  Stericycle, Inc.                                          10,328    796,082
*   Sterling Construction Co., Inc.                            1,440     18,403
    Sun Hydraulics Corp.                                       3,335    137,936
#*  Swift Transportation Co.                                   9,100    232,050
#*  Team, Inc.                                                 2,701     38,759
*   Teledyne Technologies, Inc.                                3,700    504,458

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Tennant Co.                                               3,010 $   227,405
    Terex Corp.                                              13,631     536,652
    Tetra Tech, Inc.                                          8,557     406,030
    Textainer Group Holdings, Ltd.                            2,100      34,020
    Textron, Inc.                                            32,323   1,588,029
*   Thermon Group Holdings, Inc.                              2,619      46,802
    Timken Co. (The)                                          8,560     389,480
    Titan International, Inc.                                10,655     135,851
*   Titan Machinery, Inc.                                     1,496      26,704
    Toro Co. (The)                                           13,600     966,824
#   TransDigm Group, Inc.                                     6,517   1,838,706
*   TransUnion                                               14,052     644,003
*   Trex Co., Inc.                                            4,816     362,211
*   TriMas Corp.                                              6,804     165,677
*   TriNet Group, Inc.                                        4,241     148,435
    Trinity Industries, Inc.                                 19,000     520,790
    Triton International, Ltd.                                3,192     115,104
#   Triumph Group, Inc.                                       9,229     236,262
*   TrueBlue, Inc.                                            6,946     177,470
*   Tutor Perini Corp.                                        3,160      84,056
*   Twin Disc, Inc.                                             668      11,303
*   Ultralife Corp.                                           2,100      14,490
    UniFirst Corp.                                            1,640     233,290
    Union Pacific Corp.                                     105,247  10,836,231
*   United Continental Holdings, Inc.                        39,907   2,700,906
    United Parcel Service, Inc. Class B                      88,834   9,797,502
*   United Rentals, Inc.                                     10,912   1,298,092
    United Technologies Corp.                                99,010  11,739,616
*   Univar, Inc.                                             11,753     364,813
    Universal Forest Products, Inc.                           1,900     159,315
    Universal Logistics Holdings, Inc.                          888      12,920
    US Ecology, Inc.                                          3,770     195,663
*   USA Truck, Inc.                                           1,235      11,436
#*  USG Corp.                                                10,369     280,378
    Valmont Industries, Inc.                                  2,900     442,830
*   Vectrus, Inc.                                             1,092      37,139
*   Verisk Analytics, Inc.                                   19,810   1,728,621
*   Veritiv Corp.                                               831      30,872
*   Versar, Inc.                                              1,500       1,755
    Viad Corp.                                                3,896     208,631
*   Vicor Corp.                                               1,200      21,300
*   Virco Manufacturing Corp.                                 1,718       9,363
    VSE Corp.                                                 1,600      82,960
#   Wabash National Corp.                                     6,947     132,549
*   WABCO Holdings, Inc.                                      7,200     990,504
#   Wabtec Corp.                                             11,456     863,324
    Waste Management, Inc.                                   55,519   4,172,253
#   Watsco, Inc.                                              3,200     482,464
    Watts Water Technologies, Inc. Class A                    3,317     213,615
#*  Welbilt, Inc.                                            19,164     373,506
#   Werner Enterprises, Inc.                                  7,998     237,141
*   Wesco Aircraft Holdings, Inc.                             7,013      76,091
*   WESCO International, Inc.                                 5,771     295,764

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    West Corp.                                               4,202 $     98,201
*   Willis Lease Finance Corp.                                 400       10,112
    Woodward, Inc.                                           6,716      469,717
#   WW Grainger, Inc.                                        6,800    1,133,832
#*  XPO Logistics, Inc.                                     12,905      775,720
    Xylem, Inc.                                             22,233    1,261,278
*   YRC Worldwide, Inc.                                      3,260       43,325
                                                                   ------------
Total Industrials                                                   348,908,965
                                                                   ------------
Information Technology -- (21.8%)
#*  3D Systems Corp.                                        10,300      173,040
    Accenture P.L.C. Class A                                79,785   10,277,904
*   ACI Worldwide, Inc.                                     14,954      346,484
    Activision Blizzard, Inc.                               90,387    5,584,109
*   Actua Corp.                                              3,900       52,650
*   Acxiom Corp.                                             9,839      265,358
*   ADDvantage Technologies Group, Inc.                        400          608
*   Adobe Systems, Inc.                                     63,778    9,342,839
    ADTRAN, Inc.                                             5,562      130,429
*   Advanced Energy Industries, Inc.                         6,244      453,002
#*  Advanced Micro Devices, Inc.                           104,291    1,419,401
*   Agilysys, Inc.                                           2,000       20,120
*   Akamai Technologies, Inc.                               21,069      993,193
    Alliance Data Systems Corp.                              6,588    1,590,541
*   Alpha & Omega Semiconductor, Ltd.                        1,918       33,949
*   Alphabet, Inc. Class A                                  38,829   36,712,819
*   Alphabet, Inc. Class C                                  40,691   37,862,975
*   Ambarella, Inc.                                            309       15,465
    Amdocs, Ltd.                                            17,972    1,207,179
    American Software, Inc. Class A                          2,676       25,957
*   Amkor Technology, Inc.                                  20,848      216,194
    Amphenol Corp. Class A                                  38,428    2,944,353
    Analog Devices, Inc.                                    47,409    3,745,785
*   Anixter International, Inc.                              4,870      383,512
*   ANSYS, Inc.                                             11,392    1,475,834
    Apple, Inc.                                            681,316  101,332,129
    Applied Materials, Inc.                                140,692    6,234,063
#*  Applied Optoelectronics, Inc.                            1,642      160,079
*   Arista Networks, Inc.                                    5,686      848,863
*   ARRIS International P.L.C.                              23,050      644,478
*   Arrow Electronics, Inc.                                 11,300      918,577
*   Aspen Technology, Inc.                                  11,112      631,939
*   Autodesk, Inc.                                          26,206    2,903,363
    Automatic Data Processing, Inc.                         57,022    6,780,486
*   Aviat Networks, Inc.                                       506        9,518
#*  Avid Technology, Inc.                                    3,971       20,451
    Avnet, Inc.                                             16,772      643,709
    AVX Corp.                                                6,815      121,784
*   Aware, Inc.                                              2,752       12,659
*   Axcelis Technologies, Inc.                               6,777      150,449
    Badger Meter, Inc.                                       4,800      217,200
*   Bankrate, Inc.                                           3,008       41,811
*   Barracuda Networks, Inc.                                 2,826       63,500

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Bazaarvoice, Inc.                                        12,394 $    58,252
    Bel Fuse, Inc. Class B                                    1,175      29,669
#   Belden, Inc.                                              5,549     399,195
*   Benchmark Electronics, Inc.                               4,988     167,846
    Black Box Corp.                                           2,047      16,171
#*  Black Knight Financial Services, Inc. Class A             3,169     134,682
#   Blackbaud, Inc.                                           6,100     563,274
*   Blackhawk Network Holdings, Inc.                          8,506     371,287
*   Blucora, Inc.                                             5,747     128,733
    Booz Allen Hamilton Holding Corp.                        20,028     686,960
*   Bottomline Technologies de, Inc.                          3,763     107,170
    Broadcom, Ltd.                                           52,566  12,965,930
    Broadridge Financial Solutions, Inc.                     14,590   1,106,797
    Brocade Communications Systems, Inc.                     57,223     722,726
    Brooks Automation, Inc.                                   8,686     213,328
    CA, Inc.                                                 37,007   1,148,697
    Cabot Microelectronics Corp.                              4,000     296,600
*   CACI International, Inc. Class A                          2,968     371,297
*   Cadence Design Systems, Inc.                             36,622   1,351,352
*   CalAmp Corp.                                              5,287     100,982
*   Calix, Inc.                                               3,886      26,619
*   Carbonite, Inc.                                           2,025      47,790
*   Cardtronics P.L.C. Class A                                5,453     170,679
#*  Cars.com, Inc.                                            7,966     193,574
    Cass Information Systems, Inc.                            1,118      73,743
#*  Cavium, Inc.                                              9,743     603,481
    CDK Global, Inc.                                         16,506   1,085,765
    CDW Corp.                                                18,056   1,145,292
*   Ceva, Inc.                                                3,116     144,115
#*  Ciena Corp.                                              18,046     464,684
#*  Cimpress NV                                               3,505     309,281
*   Cirrus Logic, Inc.                                        7,925     486,912
    Cisco Systems, Inc.                                     648,396  20,392,054
*   Citrix Systems, Inc.                                     19,517   1,541,453
*   Clearfield, Inc.                                            574       6,601
    Cognex Corp.                                             11,136   1,058,588
    Cognizant Technology Solutions Corp. Class A             74,733   5,180,492
*   Coherent, Inc.                                            3,248     860,720
    Cohu, Inc.                                                3,310      60,308
*   CommerceHub, Inc. Series A                                1,456      26,557
*   CommerceHub, Inc. Series C                                2,912      52,358
*   CommScope Holding Co., Inc.                              24,825     913,063
    Communications Systems, Inc.                              1,155       4,967
    Computer Task Group, Inc.                                 1,400       7,728
    Comtech Telecommunications Corp.                          1,794      32,292
*   Conduent, Inc.                                           23,477     387,605
*   Control4 Corp.                                            4,282      97,844
    Convergys Corp.                                          11,700     280,449
*   CoreLogic, Inc.                                          11,749     535,167
    Corning, Inc.                                           125,954   3,670,300
#*  CoStar Group, Inc.                                        4,333   1,193,958
*   Cray, Inc.                                                5,750     118,450
*   Cree, Inc.                                               12,370     320,507

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    CSG Systems International, Inc.                           4,900 $   202,615
    CSRA, Inc.                                               21,932     715,203
    CTS Corp.                                                 5,571     122,562
*   CyberOptics Corp.                                         1,199      19,784
#   Cypress Semiconductor Corp.                              45,797     650,317
    Daktronics, Inc.                                          4,150      40,587
*   Dell Technologies, Inc. Class V                          24,894   1,599,937
*   DHI Group, Inc.                                           4,237       9,321
#   Diebold Nixdorf, Inc.                                     9,200     215,280
*   Digi International, Inc.                                  2,040      21,318
*   Diodes, Inc.                                              3,450      91,528
    Dolby Laboratories, Inc. Class A                          7,903     408,980
*   DSP Group, Inc.                                           3,109      39,173
    DST Systems, Inc.                                         8,186     449,411
    DXC Technology Co.                                       36,764   2,881,562
*   Eastman Kodak Co.                                           399       3,791
*   eBay, Inc.                                              132,294   4,726,865
#   Ebix, Inc.                                                2,616     151,074
*   EchoStar Corp. Class A                                    5,601     340,149
*   Edgewater Technology, Inc.                                1,000       7,090
*   Electro Scientific Industries, Inc.                       2,430      21,020
*   Electronic Arts, Inc.                                    39,164   4,572,005
*   Electronics for Imaging, Inc.                             6,167     299,593
#*  Ellie Mae, Inc.                                           5,300     462,266
#*  eMagin Corp.                                              2,210       5,746
    Emcore Corp.                                                827       9,593
*   EnerNOC, Inc.                                             2,080      15,912
*   Entegris, Inc.                                           20,172     526,489
#*  Envestnet, Inc.                                           3,212     125,429
*   EPAM Systems, Inc.                                        6,235     535,774
*   ePlus, Inc.                                               2,095     169,485
*   Euronet Worldwide, Inc.                                   6,400     618,304
*   Everi Holdings, Inc.                                      5,930      44,238
*   ExlService Holdings, Inc.                                 4,142     238,372
*   Extreme Networks, Inc.                                   15,841     139,242
*   F5 Networks, Inc.                                         8,448   1,020,096
*   Fabrinet                                                  5,460     245,755
*   Facebook, Inc. Class A                                  308,759  52,257,461
    Fair Isaac Corp.                                          4,225     602,274
*   FARO Technologies, Inc.                                   2,100      82,950
    Fidelity National Information Services, Inc.             41,473   3,783,167
*   Finisar Corp.                                            14,575     396,731
#*  FireEye, Inc.                                            13,300     194,579
#*  First Data Corp. Class A                                 35,376     660,116
#*  First Solar, Inc.                                        10,039     495,023
*   Fiserv, Inc.                                             28,070   3,606,995
#*  Fitbit, Inc. Class A                                      4,204      21,693
*   FleetCor Technologies, Inc.                              12,033   1,829,738
*   Flex, Ltd.                                               69,859   1,117,045
    FLIR Systems, Inc.                                       16,900     630,708
*   FormFactor, Inc.                                         14,792     193,775
    Forrester Research, Inc.                                  1,137      46,390
*   Fortinet, Inc.                                           20,161     744,143

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Frequency Electronics, Inc.                                 798 $     6,863
*   Gartner, Inc.                                            11,802   1,514,433
    Genpact, Ltd.                                            19,693     571,097
    Global Payments, Inc.                                    20,367   1,922,034
#*  Globant SA                                                1,246      57,279
*   Glu Mobile, Inc.                                          1,098       2,998
*   GoDaddy, Inc. Class A                                     7,759     333,482
#*  GrubHub, Inc.                                            10,957     505,446
*   GSE Systems, Inc.                                         1,745       4,886
*   GSI Technology, Inc.                                      2,032      14,752
*   GTT Communications, Inc.                                  5,314     162,343
#*  Guidewire Software, Inc.                                 10,435     752,990
    Hackett Group, Inc. (The)                                 5,500      90,310
#*  Harmonic, Inc.                                           10,205      41,841
    Harris Corp.                                             15,354   1,757,572
    Hewlett Packard Enterprise Co.                          216,828   3,796,658
    HP, Inc.                                                223,228   4,263,655
*   IAC/InterActiveCorp                                       9,568   1,001,100
*   ID Systems, Inc.                                          1,700      11,611
*   IEC Electronics Corp.                                       638       2,507
*   II-VI, Inc.                                               6,993     266,433
#*  Immersion Corp.                                             597       5,098
#*  Infinera Corp.                                           23,990     281,403
*   Innodata, Inc.                                            2,754       4,682
*   Insight Enterprises, Inc.                                 4,020     162,890
#*  Integrated Device Technology, Inc.                       17,881     467,409
    Intel Corp.                                             612,023  21,708,456
    InterDigital, Inc.                                        4,500     327,825
#*  Internap Corp.                                            7,852      29,838
    International Business Machines Corp.                   116,779  16,894,418
*   Intevac, Inc.                                             2,384      27,058
*   IntriCon Corp.                                              800       6,000
    Intuit, Inc.                                             30,714   4,214,268
*   IPG Photonics Corp.                                       4,920     750,989
*   Iteris, Inc.                                                600       3,774
*   Itron, Inc.                                               5,589     407,997
    IXYS Corp.                                                2,391      41,603
#   j2 Global, Inc.                                           6,183     523,267
    Jabil, Inc.                                              21,394     652,517
#   Jack Henry & Associates, Inc.                            10,190   1,093,591
    Juniper Networks, Inc.                                   44,530   1,244,613
*   Kemet Corp.                                               8,818     148,583
*   Key Tronic Corp.                                            749       5,445
*   Keysight Technologies, Inc.                              25,991   1,080,966
*   Kimball Electronics, Inc.                                 1,875      36,469
    KLA-Tencor Corp.                                         18,912   1,751,819
#*  Knowles Corp.                                             9,690     146,803
#*  Kopin Corp.                                               8,696      33,045
*   Kulicke & Soffa Industries, Inc.                          8,552     184,210
*   KVH Industries, Inc.                                      2,000      21,800
    Lam Research Corp.                                       20,620   3,288,065
*   Lattice Semiconductor Corp.                              18,052     125,642
*   Leaf Group, Ltd.                                            553       4,175

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Leidos Holdings, Inc.                                    18,055 $   964,859
*   Liquidity Services, Inc.                                    652       4,434
    Littelfuse, Inc.                                          2,879     518,738
    LogMeIn, Inc.                                             6,368     741,554
#*  Lumentum Holdings, Inc.                                   7,931     496,481
*   Luxoft Holding, Inc.                                      2,013     126,718
#*  MACOM Technology Solutions Holdings, Inc.                 4,158     251,767
#*  MagnaChip Semiconductor Corp.                             2,100      22,890
*   Manhattan Associates, Inc.                                8,776     387,899
    ManTech International Corp. Class A                       3,538     140,529
*   Marchex, Inc. Class B                                     3,183       9,231
    Marvell Technology Group, Ltd.                           53,022     825,022
    Mastercard, Inc. Class A                                122,789  15,692,434
#*  Match Group, Inc.                                         5,356      97,747
    Maxim Integrated Products, Inc.                          35,287   1,603,441
    MAXIMUS, Inc.                                             8,503     513,241
*   MaxLinear, Inc.                                           9,642     252,620
*   Maxwell Technologies, Inc.                                  703       4,113
#   Mesa Laboratories, Inc.                                     300      43,359
    Methode Electronics, Inc.                                 5,669     225,343
#   Microchip Technology, Inc.                               27,198   2,176,928
*   Micron Technology, Inc.                                 151,307   4,254,753
*   Microsemi Corp.                                          14,504     755,368
    Microsoft Corp.                                         955,651  69,475,828
*   MicroStrategy, Inc. Class A                               1,168     157,108
    MKS Instruments, Inc.                                     6,435     538,288
*   ModusLink Global Solutions, Inc.                          5,100       8,568
*   MoneyGram International, Inc.                             1,383      22,571
    Monolithic Power Systems, Inc.                            4,632     473,946
    Monotype Imaging Holdings, Inc.                           4,300      81,055
    Motorola Solutions, Inc.                                 19,841   1,799,182
#   MTS Systems Corp.                                         3,390     178,653
*   Nanometrics, Inc.                                         6,070     161,765
#   National Instruments Corp.                               14,365     590,976
*   NCI, Inc. Class A                                         1,200      23,940
*   NCR Corp.                                                16,791     635,539
#*  NeoPhotonics Corp.                                        3,780      30,505
    NetApp, Inc.                                             35,539   1,543,103
*   NETGEAR, Inc.                                             3,951     189,253
*   Netscout Systems, Inc.                                   11,014     379,983
#*  NeuStar, Inc. Class A                                     7,800     260,520
    NIC, Inc.                                                 8,518     138,417
*   Novanta, Inc.                                             4,534     167,305
*   Nuance Communications, Inc.                              33,216     574,637
*   Numerex Corp. Class A                                       700       3,315
    NVIDIA Corp.                                             76,807  12,481,906
#*  Oclaro, Inc.                                             16,500     161,370
*   ON Semiconductor Corp.                                   51,612     771,599
*   Optical Cable Corp.                                       1,300       2,925
    Oracle Corp.                                            400,104  19,977,193
*   OSI Systems, Inc.                                         2,078     166,178
#*  Palo Alto Networks, Inc.                                 11,581   1,526,144
*   PAR Technology Corp.                                      1,750      15,680

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Park Electrochemical Corp.                                 2,544 $   47,802
    Paychex, Inc.                                             40,914  2,366,875
#*  Paycom Software, Inc.                                      4,422    309,938
*   PayPal Holdings, Inc.                                    145,694  8,530,384
    PC Connection, Inc.                                        1,900     49,020
    PC-Tel, Inc.                                               2,700     19,197
*   PCM, Inc.                                                  1,468     18,167
#*  PDF Solutions, Inc.                                        3,109     49,899
    Pegasystems, Inc.                                          4,961    299,892
*   Perceptron, Inc.                                             528      3,833
*   Perficient, Inc.                                           2,556     48,053
*   Photronics, Inc.                                           5,488     55,154
    Plantronics, Inc.                                          4,499    203,265
*   Plexus Corp.                                               3,889    208,489
    Power Integrations, Inc.                                   4,366    308,458
*   PRGX Global, Inc.                                          2,100     13,125
    Progress Software Corp.                                    6,750    216,067
#*  Proofpoint, Inc.                                           4,445    378,892
*   PTC, Inc.                                                 14,595    805,498
    QAD, Inc. Class A                                            739     23,168
    QAD, Inc. Class B                                            184      4,773
#*  Qorvo, Inc.                                               16,501  1,131,309
    QUALCOMM, Inc.                                           185,425  9,862,756
*   Qualys, Inc.                                               2,750    110,412
*   QuinStreet, Inc.                                           2,500      9,725
*   Qumu Corp.                                                 1,254      3,248
*   Radisys Corp.                                              2,460      6,002
*   Rambus, Inc.                                              11,313    145,825
*   RealNetworks, Inc.                                         3,050     13,268
*   RealPage, Inc.                                             7,054    273,342
*   Red Hat, Inc.                                             22,417  2,216,369
    Reis, Inc.                                                 1,130     24,182
*   Rogers Corp.                                               2,468    291,150
*   Rosetta Stone, Inc.                                        1,296     13,427
*   Rubicon Project, Inc. (The)                                1,283      6,030
*   Rudolph Technologies, Inc.                                 6,603    163,424
#   Sabre Corp.                                               23,754    525,676
*   salesforce.com, Inc.                                      87,020  7,901,416
*   Sanmina Corp.                                              8,298    297,483
*   ScanSource, Inc.                                           2,184     86,486
    Science Applications International Corp.                   5,128    361,062
*   Seachange International, Inc.                              3,000      8,520
#   Seagate Technology P.L.C.                                 35,310  1,163,818
*   Semtech Corp.                                              9,964    394,574
#*  ServiceNow, Inc.                                          20,809  2,298,354
*   ShoreTel, Inc.                                             4,620     34,419
*   Shutterstock, Inc.                                         1,762     74,251
*   Sigma Designs, Inc.                                        2,500     16,250
*   Silicon Laboratories, Inc.                                 4,520    339,452
#*  Silver Spring Networks, Inc.                               3,633     41,089
    Skyworks Solutions, Inc.                                  22,903  2,401,838
*   Sonus Networks, Inc.                                       7,000     47,810
#*  Splunk, Inc.                                              17,800  1,068,178

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Square, Inc. Class A                                      4,900 $   129,115
#   SS&C Technologies Holdings, Inc.                         21,362     827,991
#*  Stamps.com, Inc.                                          1,538     227,778
*   StarTek, Inc.                                             2,385      29,336
*   Stratasys, Ltd.                                           5,216     125,132
#*  SunPower Corp.                                            5,642      62,852
*   Super Micro Computer, Inc.                                3,909     104,957
*   Sykes Enterprises, Inc.                                   6,423     218,382
    Symantec Corp.                                           78,441   2,430,887
#*  Synaptics, Inc.                                           4,600     242,006
#*  Synchronoss Technologies, Inc.                            4,866      82,138
    SYNNEX Corp.                                              3,406     405,042
*   Synopsys, Inc.                                           17,968   1,375,810
#   Syntel, Inc.                                              4,000      77,960
    Systemax, Inc.                                              373       6,759
#*  Tableau Software, Inc. Class A                            6,314     406,937
#*  Take-Two Interactive Software, Inc.                      12,802   1,017,503
    TE Connectivity, Ltd.                                    45,294   3,641,185
*   Tech Data Corp.                                           4,313     441,651
    TeleTech Holdings, Inc.                                   2,400     100,320
#*  Teradata Corp.                                           15,885     505,461
    Teradyne, Inc.                                           25,310     875,473
    Tessco Technologies, Inc.                                 1,314      17,542
    Texas Instruments, Inc.                                 128,286  10,439,915
    TiVo Corp.                                               15,854     310,738
    Total System Services, Inc.                              19,883   1,261,775
    TransAct Technologies, Inc.                                 600       5,310
    Travelport Worldwide, Ltd.                               22,094     315,944
*   Travelzoo                                                   400       4,200
*   Trimble, Inc.                                            31,093   1,163,811
*   TTM Technologies, Inc.                                   10,121     175,903
#*  Twitter, Inc.                                            65,232   1,049,583
#*  Tyler Technologies, Inc.                                  4,325     743,078
#*  Ubiquiti Networks, Inc.                                   3,500     190,750
#*  Ultimate Software Group, Inc. (The)                       3,496     789,082
*   Ultra Clean Holdings, Inc.                                5,216     122,315
#*  Unisys Corp.                                              4,732      60,570
#   Universal Display Corp.                                   5,478     660,647
*   Vantiv, Inc. Class A                                     20,060   1,274,813
*   VASCO Data Security International, Inc.                     601       8,114
*   Veeco Instruments, Inc.                                   7,954     244,983
#*  VeriFone Systems, Inc.                                   12,403     241,983
*   Verint Systems, Inc.                                      8,843     350,625
#*  VeriSign, Inc.                                           12,078   1,221,931
    Versum Materials, Inc.                                   12,647     445,933
#*  ViaSat, Inc.                                              5,643     372,946
*   Viavi Solutions, Inc.                                    25,300     277,541
*   Virtusa Corp.                                             3,423     113,472
#   Visa, Inc. Class A                                      239,743  23,868,813
#   Vishay Intertechnology, Inc.                             18,328     327,155
*   Vishay Precision Group, Inc.                              1,973      34,528
#*  VMware, Inc. Class A                                      9,342     866,097
    Wayside Technology Group, Inc.                              152       2,614

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Information Technology -- (Continued)
*   Web.com Group, Inc.                                      4,305 $     94,495
#*  WebMD Health Corp.                                       5,478      362,917
    Western Digital Corp.                                   36,834    3,135,310
#   Western Union Co. (The)                                 63,452    1,253,177
*   WEX, Inc.                                                5,140      558,615
#*  Workday, Inc. Class A                                   14,439    1,474,366
*   Xcerra Corp.                                             4,140       40,199
    Xerox Corp.                                             29,346      900,042
#   Xilinx, Inc.                                            31,818    2,012,807
*   XO Group, Inc.                                           4,000       73,120
    Xperi Corp.                                              5,553      162,425
*   Zebra Technologies Corp. Class A                         6,332      644,091
*   Zedge, Inc. Class B                                        600        1,242
*   Zillow Group, Inc. Class A                               6,469      293,887
#*  Zillow Group, Inc. Class C                              13,746      620,769
*   Zix Corp.                                                4,055       21,613
#*  Zynga, Inc. Class A                                     88,653      320,037
                                                                   ------------
Total Information Technology                                        720,811,277
                                                                   ------------
Materials -- (3.1%)
    A Schulman, Inc.                                         3,119       82,030
*   AdvanSix, Inc.                                           3,590      120,193
    Air Products & Chemicals, Inc.                          26,494    3,766,122
#*  AK Steel Holding Corp.                                  44,840      253,794
    Albemarle Corp.                                         14,666    1,698,323
    Alcoa Corp.                                             19,747      718,791
#   Allegheny Technologies, Inc.                            11,087      209,988
    American Vanguard Corp.                                  2,950       52,215
#   AptarGroup, Inc.                                         8,000      647,440
    Ashland Global Holdings, Inc.                            7,852      510,145
    Avery Dennison Corp.                                    11,501    1,068,788
*   Axalta Coating Systems, Ltd.                            27,508      866,502
    Balchem Corp.                                            4,312      334,611
#   Ball Corp.                                              40,366    1,691,335
    Bemis Co., Inc.                                         12,291      520,770
*   Berry Global Group, Inc.                                16,920      948,874
*   Boise Cascade Co.                                        7,452      226,168
    Cabot Corp.                                              8,136      442,029
    Calgon Carbon Corp.                                      5,900       94,400
    Carpenter Technology Corp.                               6,401      258,792
    Celanese Corp. Series A                                 18,430    1,772,413
#*  Century Aluminum Co.                                     6,661      111,772
#   CF Industries Holdings, Inc.                            30,115      883,875
    Chase Corp.                                              1,300      140,465
    Chemours Co. (The)                                      24,155    1,150,020
*   Clearwater Paper Corp.                                   2,200      108,130
#*  Cliffs Natural Resources, Inc.                          43,308      334,338
*   Coeur Mining, Inc.                                      13,526      111,995
    Commercial Metals Co.                                   14,074      261,776
#   Compass Minerals International, Inc.                     4,658      321,635
*   Core Molding Technologies, Inc.                            389        7,418
*   Crown Holdings, Inc.                                    17,992    1,069,984
    Deltic Timber Corp.                                      1,282       92,471

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    Domtar Corp.                                               7,486 $  292,403
    Dow Chemical Co. (The)                                   106,435  6,837,384
    Eagle Materials, Inc.                                      6,164    580,032
    Eastman Chemical Co.                                      17,099  1,421,953
    Ecolab, Inc.                                              33,359  4,392,380
    EI du Pont de Nemours & Co.                              101,926  8,379,337
*   Ferro Corp.                                               11,300    217,412
    Ferroglobe P.L.C.                                          6,858     87,645
#*  Flotek Industries, Inc.                                    5,082     42,790
#   FMC Corp.                                                 16,900  1,290,822
*   Freeport-McMoRan, Inc.                                   174,605  2,552,725
    Friedman Industries, Inc.                                    599      3,247
    FutureFuel Corp.                                           1,256     18,287
*   GCP Applied Technologies, Inc.                             8,700    263,610
    Graphic Packaging Holding Co.                             39,100    515,729
    Greif, Inc. Class A                                        3,847    215,778
    Hawkins, Inc.                                                888     39,916
    Haynes International, Inc.                                 1,800     56,304
    HB Fuller Co.                                              6,500    334,880
    Hecla Mining Co.                                          47,181    255,249
    Huntsman Corp.                                            26,384    702,342
*   Ingevity Corp.                                             5,084    297,414
    Innophos Holdings, Inc.                                    2,500    104,425
    Innospec, Inc.                                             3,975    248,040
    International Flavors & Fragrances, Inc.                   9,544  1,271,070
    International Paper Co.                                   52,000  2,858,960
#*  Intrepid Potash, Inc.                                      5,600     16,968
    Kaiser Aluminum Corp.                                      1,800    175,122
    KapStone Paper and Packaging Corp.                         9,108    208,209
    KMG Chemicals, Inc.                                        1,500     75,930
*   Koppers Holdings, Inc.                                     4,720    171,336
*   Kraton Corp.                                               6,011    223,609
#   Kronos Worldwide, Inc.                                     2,426     51,722
*   Louisiana-Pacific Corp.                                   17,000    426,870
#*  LSB Industries, Inc.                                       2,000     14,160
    LyondellBasell Industries NV Class A                      44,792  4,035,311
    Martin Marietta Materials, Inc.                            7,275  1,647,278
    Materion Corp.                                             4,330    166,489
#   McEwen Mining, Inc.                                       13,772     35,945
    Mercer International, Inc.                                 3,588     39,468
    Minerals Technologies, Inc.                                4,300    304,440
    Monsanto Co.                                              52,188  6,096,602
    Mosaic Co. (The)                                          40,280    972,359
    Myers Industries, Inc.                                     3,889     66,113
    Neenah Paper, Inc.                                         2,619    209,258
    NewMarket Corp.                                            1,212    557,653
    Newmont Mining Corp.                                      66,348  2,466,155
*   Northern Technologies International Corp.                    300      5,475
    Nucor Corp.                                               40,717  2,348,149
    Olin Corp.                                                23,348    688,299
*   OMNOVA Solutions, Inc.                                     3,300     31,020
#*  Owens-Illinois, Inc.                                      19,727    471,475
    Packaging Corp. of America                                11,500  1,259,020

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Materials -- (Continued)
    PH Glatfelter Co.                                        4,200 $     85,974
#*  Platform Specialty Products Corp.                       23,645      331,267
    PolyOne Corp.                                           10,028      366,824
    PPG Industries, Inc.                                    32,665    3,437,991
    Praxair, Inc.                                           35,225    4,584,886
    Quaker Chemical Corp.                                    2,116      300,197
    Rayonier Advanced Materials, Inc.                        4,767       71,076
    Reliance Steel & Aluminum Co.                            9,186      664,699
    Royal Gold, Inc.                                         7,699      667,195
    RPM International, Inc.                                 16,418      851,602
    Schnitzer Steel Industries, Inc. Class A                 5,069      130,780
    Schweitzer-Mauduit International, Inc.                   3,186      122,406
#   Scotts Miracle-Gro Co. (The)                             5,865      562,981
    Sealed Air Corp.                                        23,412    1,018,656
    Sensient Technologies Corp.                              5,521      410,542
    Sherwin-Williams Co. (The)                              10,032    3,383,493
    Silgan Holdings, Inc.                                   11,200      339,360
    Sonoco Products Co.                                     11,872      575,555
    Southern Copper Corp.                                   10,534      414,408
    Steel Dynamics, Inc.                                    29,900    1,058,759
    Stepan Co.                                               1,746      143,469
*   Summit Materials, Inc. Class A                          11,579      329,307
*   SunCoke Energy, Inc.                                     6,923       61,961
*   Synalloy Corp.                                             737        8,328
#*  TimkenSteel Corp.                                        4,280       68,009
*   Trecora Resources                                          613        7,080
    Tredegar Corp.                                           2,230       33,673
    Trinseo SA                                               5,923      416,387
#   Tronox, Ltd. Class A                                    11,867      229,983
    United States Lime & Minerals, Inc.                        353       28,671
#   United States Steel Corp.                               20,893      490,777
*   Universal Stainless & Alloy Products, Inc.                 545       10,355
#*  US Concrete, Inc.                                        1,426      111,727
    Valvoline, Inc.                                         23,858      540,861
    Vulcan Materials Co.                                    16,576    2,040,837
    Westlake Chemical Corp.                                  5,120      360,243
    WestRock Co.                                            30,506    1,751,655
    Worthington Industries, Inc.                             5,920      299,966
    WR Grace & Co.                                           9,200      634,432
                                                                   ------------
Total Materials                                                     103,868,543
                                                                   ------------
Real Estate -- (0.2%)
    Alexander & Baldwin, Inc.                                7,449      312,337
*   Altisource Asset Management Corp.                          240       22,080
#*  Altisource Portfolio Solutions SA                        2,400       62,616
*   CBRE Group, Inc. Class A                                37,154    1,411,480
    Colony NorthStar, Inc. Class A                          21,618      316,488
    Consolidated-Tomoka Land Co.                               681       37,755
*   Forestar Group, Inc.                                     3,501       60,042
    HFF, Inc. Class A                                        4,757      174,677
*   Howard Hughes Corp. (The)                                4,411      554,948
    Jones Lang LaSalle, Inc.                                 5,500      699,710
    Kennedy-Wilson Holdings, Inc.                           11,175      224,618

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Real Estate -- (Continued)
*   Marcus & Millichap, Inc.                                  1,064 $    27,238
    RE/MAX Holdings, Inc. Class A                             3,149     183,114
#   Realogy Holdings Corp.                                   17,722     588,370
#*  St Joe Co. (The)                                          4,493      81,099
*   Tejon Ranch Co.                                           1,649      34,596
                                                                    -----------
Total Real Estate                                                     4,791,168
                                                                    -----------
Telecommunication Services -- (2.0%)
*   Alaska Communications Systems Group, Inc.                 1,400       3,150
    AT&T, Inc.                                              802,070  31,280,730
    ATN International, Inc.                                   1,149      66,642
*   Boingo Wireless, Inc.                                     6,700      99,361
#   CenturyLink, Inc.                                        66,159   1,539,520
*   Cincinnati Bell, Inc.                                     7,080     132,042
    Cogent Communications Holdings, Inc.                      5,580     232,965
    Consolidated Communications Holdings, Inc.                8,649     155,682
#   Frontier Communications Corp.                             9,761     149,441
*   General Communication, Inc. Class A                       3,550     151,478
    IDT Corp. Class B                                         1,800      26,658
#*  Iridium Communications, Inc.                              4,218      41,969
*   Level 3 Communications, Inc.                             37,977   2,228,490
*   Lumos Networks Corp.                                      2,000      35,820
*   ORBCOMM, Inc.                                             7,396      85,868
    Shenandoah Telecommunications Co.                         7,800     239,850
    Spok Holdings, Inc.                                       2,839      46,560
#*  Sprint Corp.                                             89,897     717,378
#*  Straight Path Communications, Inc. Class B                  900     161,460
*   T-Mobile US, Inc.                                        35,703   2,201,447
    Telephone & Data Systems, Inc.                           12,395     352,390
*   United States Cellular Corp.                              1,000      37,880
    Verizon Communications, Inc.                            531,698  25,734,183
*   Vonage Holdings Corp.                                    25,192     166,519
#   Windstream Holdings, Inc.                                22,208      84,168
*   Zayo Group Holdings, Inc.                                19,338     634,093
                                                                    -----------
Total Telecommunication Services                                     66,605,744
                                                                    -----------
Utilities -- (3.1%)
    AES Corp.                                                84,027     939,422
    ALLETE, Inc.                                              6,181     452,882
    Alliant Energy Corp.                                     29,200   1,183,476
    Ameren Corp.                                             30,263   1,697,754
    American Electric Power Co., Inc.                        63,173   4,456,223
    American States Water Co.                                 4,635     229,201
    American Water Works Co., Inc.                           21,747   1,763,682
#   Aqua America, Inc.                                       23,379     780,391
    Artesian Resources Corp. Class A                            471      18,317
    Atlantica Yield PLC                                       7,265     156,997
    Atmos Energy Corp.                                       14,102   1,223,490
#   Avangrid, Inc.                                            8,231     373,852
#   Avista Corp.                                              8,367     440,188
#   Black Hills Corp.                                         7,009     488,247
    California Water Service Group                            6,569     255,534

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
*   Calpine Corp.                                             43,292 $  622,539
    CenterPoint Energy, Inc.                                  53,173  1,498,947
    Chesapeake Utilities Corp.                                 2,134    164,852
    CMS Energy Corp.                                          33,660  1,556,438
    Connecticut Water Service, Inc.                            1,422     81,026
#   Consolidated Edison, Inc.                                 39,492  3,272,307
    Consolidated Water Co., Ltd.                                 777     10,023
    Delta Natural Gas Co., Inc.                                  720     21,910
#   Dominion Energy, Inc.                                     81,181  6,265,550
    DTE Energy Co.                                            22,519  2,410,884
    Duke Energy Corp.                                         90,229  7,680,292
#*  Dynegy, Inc.                                              11,135     99,992
    Edison International                                      40,668  3,199,758
    El Paso Electric Co.                                       5,373    278,859
    Entergy Corp.                                             22,900  1,756,888
#   Eversource Energy                                         41,745  2,537,679
    Exelon Corp.                                             119,054  4,564,530
#   FirstEnergy Corp.                                         53,429  1,704,919
    Gas Natural, Inc.                                            850     11,008
    Genie Energy, Ltd. Class B                                 1,800     11,934
    Great Plains Energy, Inc.                                 28,474    878,708
#   Hawaiian Electric Industries, Inc.                        16,851    555,914
    IDACORP, Inc.                                              6,882    594,330
#   MDU Resources Group, Inc.                                 24,807    653,664
    MGE Energy, Inc.                                           4,689    312,053
    Middlesex Water Co.                                        1,620     63,569
#   National Fuel Gas Co.                                      8,985    532,002
    New Jersey Resources Corp.                                10,608    447,127
    NextEra Energy, Inc.                                      60,650  8,860,358
    NiSource, Inc.                                            43,875  1,143,382
    Northwest Natural Gas Co.                                  3,339    210,691
    NorthWestern Corp.                                         6,038    348,936
    NRG Energy, Inc.                                          38,214    940,829
    NRG Yield, Inc. Class A                                    4,576     83,420
#   NRG Yield, Inc. Class C                                    8,330    154,938
    OGE Energy Corp.                                          24,908    893,201
    ONE Gas, Inc.                                              6,150    447,597
    Ormat Technologies, Inc.                                   4,395    260,623
    Otter Tail Corp.                                           5,036    203,706
    Pattern Energy Group, Inc.                                 9,058    227,356
    PG&E Corp.                                                63,756  4,315,644
    Pinnacle West Capital Corp.                               13,915  1,206,848
    PNM Resources, Inc.                                       10,346    412,288
    Portland General Electric Co.                             11,307    505,310
    PPL Corp.                                                 83,964  3,218,340
    Public Service Enterprise Group, Inc.                     63,207  2,842,419
    RGC Resources, Inc.                                          300      8,055
    SCANA Corp.                                               16,973  1,092,552
#   Sempra Energy                                             29,596  3,344,644
    SJW Corp.                                                  2,210    116,843
    South Jersey Industries, Inc.                             10,188    346,086
    Southern Co. (The)                                       126,755  6,075,367
    Southwest Gas Holdings, Inc.                               6,069    486,127

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             Spire, Inc.                                   5,850 $      424,710
             UGI Corp.                                    21,812      1,100,852
             Unitil Corp.                                  1,600         81,200
             Vectren Corp.                                10,340        621,537
#            WEC Energy Group, Inc.                       40,629      2,558,408
             Westar Energy, Inc.                          18,089        918,017
             WGL Holdings, Inc.                            6,599        565,666
             Xcel Energy, Inc.                            63,411      2,999,974
             York Water Co. (The)                            900         31,320
                                                                 --------------
Total Utilities                                                     103,294,602
                                                                 --------------
TOTAL COMMON STOCKS                                               3,122,532,994
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights           15,701         17,428
(degrees)#*  Safeway Casa Ley Contingent Value Rights     26,773         27,172
(degrees)#*  Safeway PDC, LLC Contingent Value Rights     26,773              8
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    44,608
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,122,577,602
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940%   34,841,917     34,841,917
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@         DFA Short Term Investment Fund           13,706,804    158,615,138
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,705,097,339)^^            $3,316,034,657
                                                                 ==============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  412,432,483 $      7,632   --    $  412,440,115
   Consumer Staples             259,767,606           --   --       259,767,606
   Energy                       180,216,692           --   --       180,216,692
   Financials                   481,557,311           --   --       481,557,311
   Health Care                  440,270,971           --   --       440,270,971
   Industrials                  348,908,965           --   --       348,908,965
   Information Technology       720,811,277           --   --       720,811,277
   Materials                    103,868,543           --   --       103,868,543
   Real Estate                    4,791,168           --   --         4,791,168
   Telecommunication
     Services                    66,605,744           --   --        66,605,744
   Utilities                    103,294,602           --   --       103,294,602
Rights/Warrants                          --       44,608   --            44,608
Temporary Cash Investments       34,841,917           --   --        34,841,917
Securities Lending
  Collateral                             --  158,615,138   --       158,615,138
Futures Contracts**                 390,893           --   --           390,893
                             -------------- ------------   --    --------------
TOTAL                        $3,157,758,172 $158,667,378   --    $3,316,425,550
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (88.3%)

Consumer Discretionary -- (13.0%)
*   1-800-Flowers.com, Inc. Class A                         181,395 $ 1,750,462
    A.H. Belo Corp. Class A                                  59,284     314,205
#   Aaron's, Inc.                                           234,998  10,875,707
#   Adient P.L.C.                                           139,760   9,150,087
#   Adtalem Global Education, Inc.                          216,452   7,034,690
    Advance Auto Parts, Inc.                                    209      23,410
#   AMC Entertainment Holdings, Inc. Class A                151,004   3,080,482
    AMCON Distributing Co.                                      388      37,617
*   America's Car-Mart, Inc.                                 44,364   1,739,069
#*  American Axle & Manufacturing Holdings, Inc.            291,408   4,295,354
#   American Eagle Outfitters, Inc.                         256,487   3,036,806
*   American Public Education, Inc.                          32,290     687,777
    Ark Restaurants Corp.                                    11,046     251,186
*   Asbury Automotive Group, Inc.                               761      41,094
#*  Ascena Retail Group, Inc.                               471,864   1,104,162
#*  Ascent Capital Group, Inc. Class A                       34,921     590,165
#*  AutoNation, Inc.                                        237,398  10,060,927
#*  AV Homes, Inc.                                           32,260     517,773
*   Ballantyne Strong, Inc.                                  83,735     569,398
*   Barnes & Noble Education, Inc.                          157,043   1,135,421
    Barnes & Noble, Inc.                                    197,235   1,607,465
    Bassett Furniture Industries, Inc.                       44,555   1,657,446
    Beasley Broadcast Group, Inc. Class A                    28,342     297,591
*   Beazer Homes USA, Inc.                                   11,351     150,514
#   Bed Bath & Beyond, Inc.                                 277,980   8,311,602
*   Belmond, Ltd. Class A                                   259,778   3,390,103
#   Big 5 Sporting Goods Corp.                               60,866     654,309
*   Biglari Holdings, Inc.                                      784     293,467
#*  BJ's Restaurants, Inc.                                   50,432   1,780,250
#   Bob Evans Farms, Inc.                                    42,224   2,921,056
*   Bojangles', Inc.                                         16,495     219,384
#*  Boot Barn Holdings, Inc.                                 21,376     171,222
    Bowl America, Inc. Class A                               10,764     157,386
#   Boyd Gaming Corp.                                       179,677   4,502,706
#*  Bridgepoint Education, Inc.                              90,988     883,493
#*  Build-A-Bear Workshop, Inc.                              89,058     854,957
*   Cabela's, Inc.                                          208,284  11,868,022
#   CalAtlantic Group, Inc.                                 385,075  13,516,132
    Caleres, Inc.                                           191,145   5,214,436
    Callaway Golf Co.                                       378,120   4,813,468
*   Cambium Learning Group, Inc.                             56,997     280,425
    Canterbury Park Holding Corp.                             7,625      88,450
*   Career Education Corp.                                  170,253   1,431,828
#   Carriage Services, Inc.                                 139,784   3,409,332
*   Carrols Restaurant Group, Inc.                           65,275     796,355
#   Cato Corp. (The) Class A                                 76,270   1,297,353
*   Cavco Industries, Inc.                                   27,848   3,631,379
*   Century Casinos, Inc.                                       501       3,602
*   Century Communities, Inc.                                23,043     596,814
#*  Chegg, Inc.                                              15,300     211,905
#*  Cherokee, Inc.                                            1,715       9,004

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Chico's FAS, Inc.                                       169,343 $ 1,549,488
#   Children's Place, Inc. (The)                             29,455   3,111,921
#   Churchill Downs, Inc.                                    52,670   9,851,923
*   Chuy's Holdings, Inc.                                    23,231     547,090
    Citi Trends, Inc.                                        41,509     919,424
    Clear Channel Outdoor Holdings, Inc. Class A             31,420     159,299
#   Columbia Sportswear Co.                                   9,424     570,906
#*  Conn's, Inc.                                            111,512   2,386,357
#*  Container Store Group, Inc. (The)                         9,100      48,685
#   Cooper Tire & Rubber Co.                                158,051   5,776,764
*   Cooper-Standard Holdings, Inc.                           26,793   2,739,852
#   Core-Mark Holding Co., Inc.                             203,514   7,462,858
*   Crocs, Inc.                                             244,330   1,939,980
    Crown Crafts, Inc.                                        1,774       9,580
#   CSS Industries, Inc.                                     33,486     896,420
    Culp, Inc.                                               36,886   1,106,580
#*  Daily Journal Corp.                                         244      49,971
*   Deckers Outdoor Corp.                                    96,421   6,253,866
*   Del Frisco's Restaurant Group, Inc.                      71,077   1,009,293
#*  Del Taco Restaurants, Inc.                               65,419     856,335
#*  Delta Apparel, Inc.                                      17,375     365,396
#*  Destination XL Group, Inc.                               67,160     134,320
#   Dillard's, Inc. Class A                                 169,983  12,548,145
#   DineEquity, Inc.                                         25,930   1,066,760
*   Dixie Group, Inc. (The)                                  70,400     299,200
#*  Dorman Products, Inc.                                    34,597   2,701,334
    Dover Motorsports, Inc.                                  68,257     139,927
#   Drive Shack, Inc.                                        47,183     144,380
    DSW, Inc. Class A                                       259,025   4,672,811
#   Educational Development Corp.                             2,276      23,215
*   El Pollo Loco Holdings, Inc.                              7,604      98,852
#*  Eldorado Resorts, Inc.                                  102,017   2,081,147
*   Emerson Radio Corp.                                      19,652      24,958
#   Entercom Communications Corp. Class A                    41,327     407,071
    Entravision Communications Corp. Class A                 46,230     300,495
#   Escalade, Inc.                                           24,227     299,203
#   Ethan Allen Interiors, Inc.                              63,061   2,021,105
#*  EW Scripps Co. (The) Class A                            354,768   6,971,191
*   Express, Inc.                                           120,613     730,915
#*  Fiesta Restaurant Group, Inc.                           120,075   2,017,260
#   Finish Line, Inc. (The) Class A                         111,349   1,532,162
    Flanigan's Enterprises, Inc.                              5,016     134,429
    Flexsteel Industries, Inc.                               26,545   1,485,989
#*  Fossil Group, Inc.                                       85,017     956,441
#   Fred's, Inc. Class A                                    133,543     904,086
*   FTD Cos., Inc.                                          109,271   2,147,175
#*  G-III Apparel Group, Ltd.                               130,886   3,406,963
#*  Gaia, Inc.                                                8,931     107,619
#   GameStop Corp. Class A                                  511,847  11,101,961
    Gaming Partners International Corp.                         100       1,064
    Gannett Co., Inc.                                       251,340   2,254,520
#*  Genesco, Inc.                                            87,141   2,797,226
    Gentex Corp.                                            105,621   1,797,669

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
           Graham Holdings Co. Class B                       14,457 $ 8,564,327
*          Gray Television, Inc.                            226,443   3,374,001
*          Gray Television, Inc. Class A                      2,809      36,025
*          Green Brick Partners, Inc.                         2,817      31,691
#          Group 1 Automotive, Inc.                         122,299   7,282,905
#          Guess?, Inc.                                     229,566   2,998,132
           Haverty Furniture Cos., Inc.                     108,607   2,416,506
           Haverty Furniture Cos., Inc. Class A                 700      15,663
*          Helen of Troy, Ltd.                              120,833  12,173,925
*          Hemisphere Media Group, Inc.                       2,000      25,000
*          Hibbett Sports, Inc.                              35,808     558,605
           Hooker Furniture Corp.                            53,234   2,246,475
#*         Horizon Global Corp.                              37,332     520,408
#*         Houghton Mifflin Harcourt Co.                     70,658     844,363
#*         Iconix Brand Group, Inc.                         274,993   1,834,203
           ILG, Inc.                                        267,022   7,078,753
#          International Game Technology P.L.C.             145,862   2,777,212
           International Speedway Corp. Class A              90,043   3,223,539
*          Intrawest Resorts Holdings, Inc.                  12,813     304,309
#*         iRobot Corp.                                       1,711     180,528
*          J Alexander's Holdings, Inc.                       5,262      55,514
#*         JAKKS Pacific, Inc.                               21,625      71,363
#*         JC Penney Co., Inc.                              237,295   1,283,766
#          John Wiley & Sons, Inc. Class A                   15,012     829,413
           Johnson Outdoors, Inc. Class A                    94,618   4,780,101
*          K12, Inc.                                        116,668   2,066,190
#*         Kirkland's, Inc.                                  60,259     563,422
#          Kohl's Corp.                                     467,399  19,326,949
#*         Kona Grill, Inc.                                   5,874      15,566
*          La Quinta Holdings, Inc.                          96,180   1,434,044
           La-Z-Boy, Inc.                                   211,867   7,161,105
*          Lakeland Industries, Inc.                         20,007     301,105
           Lennar Corp. Class B                              55,123   2,451,320
           Libbey, Inc.                                      50,287     452,583
*          Liberty Expedia Holdings, Inc. Class A            56,310   3,212,485
           Liberty Tax, Inc.                                  5,035      70,994
*          Liberty TripAdvisor Holdings, Inc. Class A       228,836   2,688,823
*          Liberty Ventures Series A                         84,465   5,116,890
           Lifetime Brands, Inc.                             61,457   1,164,610
*          Lincoln Educational Services Corp.                 8,887      27,639
#          Lithia Motors, Inc. Class A                       73,939   7,634,202
*          Luby's, Inc.                                     106,026     304,295
*          M/I Homes, Inc.                                   95,252   2,470,837
           Macy's, Inc.                                     311,878   7,407,102
*          Madison Square Garden Co. (The) Class A           51,810  11,383,693
           Marcus Corp. (The)                               108,304   2,945,869
*          MarineMax, Inc.                                  127,066   1,899,637
#          Marriott Vacations Worldwide Corp.                78,912   9,220,867
           MDC Holdings, Inc.                               137,454   4,713,298
(degrees)  Media General, Inc.                              109,358     220,903
#          Meredith Corp.                                    89,799   5,338,551
*          Meritage Homes Corp.                              93,172   3,796,759
*          Modine Manufacturing Co.                         147,459   2,396,209

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Monarch Casino & Resort, Inc.                             8,637 $   285,798
#*  Motorcar Parts of America, Inc.                          56,988   1,593,954
    Movado Group, Inc.                                      105,959   2,606,591
*   MSG Networks, Inc. Class A                               60,153   1,287,274
#*  Murphy USA, Inc.                                         22,484   1,702,713
#   NACCO Industries, Inc. Class A                           24,983   1,638,885
*   Nathan's Famous, Inc.                                     8,610     538,125
#*  Nautilus, Inc.                                           32,258     567,741
*   New Home Co., Inc. (The)                                  1,300      14,053
#   New Media Investment Group, Inc.                         61,805     861,562
*   New York & Co., Inc.                                     15,570      24,289
    New York Times Co. (The) Class A                        175,153   3,327,907
    News Corp. Class A                                      482,206   6,900,368
    News Corp. Class B                                       82,837   1,217,704
#   Nexstar Media Group, Inc. Class A                           358      23,413
    Office Depot, Inc.                                    1,398,222   8,207,563
#*  Overstock.com, Inc.                                     160,769   2,572,304
    P&F Industries, Inc. Class A                              1,423       8,581
    Peak Resorts, Inc.                                        1,800       9,405
#   Penske Automotive Group, Inc.                           236,131  10,281,144
*   Perfumania Holdings, Inc.                                 6,791      10,594
*   Perry Ellis International, Inc.                          81,166   1,594,100
*   PICO Holdings, Inc.                                      61,148     993,655
    Pier 1 Imports, Inc.                                    299,639   1,381,336
#*  Pinnacle Entertainment, Inc.                             45,175     858,325
#*  Potbelly Corp.                                           71,311     820,076
    PulteGroup, Inc.                                      1,191,748  29,102,486
    PVH Corp.                                                16,256   1,939,178
#   Ralph Lauren Corp.                                       57,569   4,355,095
    RCI Hospitality Holdings, Inc.                           40,210     912,365
*   Reading International, Inc. Class A                      39,141     624,690
*   Reading International, Inc. Class B                       6,238     129,750
*   Red Lion Hotels Corp.                                    79,093     565,515
#*  Red Robin Gourmet Burgers, Inc.                          59,273   3,544,525
*   Regis Corp.                                             140,989   1,484,614
    Rocky Brands, Inc.                                       19,704     274,871
*   Ruby Tuesday, Inc.                                      275,581     556,674
    Saga Communications, Inc. Class A                        34,254   1,330,768
    Salem Media Group, Inc.                                  41,557     297,133
    Scholastic Corp.                                        140,916   5,838,150
#*  Sears Hometown and Outlet Stores, Inc.                    2,771       6,235
#*  Sequential Brands Group, Inc.                             4,118      13,219
#   Service Corp. International                              12,802     444,613
*   Shiloh Industries, Inc.                                 101,943     756,417
#   Shoe Carnival, Inc.                                     115,172   2,103,041
#*  Shutterfly, Inc.                                         12,631     619,424
#   Signet Jewelers, Ltd.                                    62,765   3,838,707
*   Skechers U.S.A., Inc. Class A                            93,500   2,626,415
#   Sonic Automotive, Inc. Class A                           82,862   1,503,945
    Speedway Motorsports, Inc.                              190,035   4,040,144
    Standard Motor Products, Inc.                           123,563   6,225,104
    Staples, Inc.                                         1,561,291  15,847,104
*   Stoneridge, Inc.                                         78,685   1,200,733

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Strattec Security Corp.                                 12,875 $    457,062
    Superior Industries International, Inc.                138,538    2,708,418
    Superior Uniform Group, Inc.                            78,672    1,756,746
*   Sypris Solutions, Inc.                                   7,590       12,637
#   Tailored Brands, Inc.                                    5,859       73,472
*   Tandy Leather Factory, Inc.                             44,974      398,020
*   Taylor Morrison Home Corp. Class A                       4,183       94,619
#   TEGNA, Inc.                                            412,001    6,109,975
    Tilly's, Inc. Class A                                   48,517      484,200
    Time, Inc.                                             325,455    4,572,643
    Toll Brothers, Inc.                                    833,225   32,154,153
*   TopBuild Corp.                                          62,625    3,305,347
    Tower International, Inc.                               45,248    1,117,626
*   Townsquare Media, Inc. Class A                           1,900       21,014
*   Trans World Entertainment Corp.                         51,290       89,758
#*  TRI Pointe Group, Inc.                                 492,297    6,547,550
#*  Tuesday Morning Corp.                                  114,347      211,542
*   UCP, Inc. Class A                                       20,082      223,914
*   Unifi, Inc.                                             94,608    3,099,358
    Unique Fabricating, Inc.                                   873        7,639
*   Universal Electronics, Inc.                             25,611    1,753,073
*   Universal Technical Institute, Inc.                      3,080       10,965
#*  Urban One, Inc.                                         33,283       63,238
#*  Urban Outfitters, Inc.                                 363,199    7,115,068
#*  Vera Bradley, Inc.                                      81,841      824,957
#*  Vista Outdoor, Inc.                                    170,990    3,948,159
*   Visteon Corp.                                            7,338      818,481
*   Vitamin Shoppe, Inc.                                    52,778      580,558
*   VOXX International Corp.                                20,012      134,080
#   Wendy's Co. (The)                                      710,646   10,972,374
    West Marine, Inc.                                       89,263    1,150,600
    Weyco Group, Inc.                                       13,462      375,321
#*  William Lyon Homes Class A                              97,772    2,210,625
    Winnebago Industries, Inc.                              56,546    2,080,893
#   Wolverine World Wide, Inc.                              78,722    2,219,960
*   ZAGG, Inc.                                              68,493      578,766
#*  Zoe's Kitchen, Inc.                                     14,073      159,166
#*  Zumiez, Inc.                                            31,030      394,081
                                                                   ------------
Total Consumer Discretionary                                        651,875,936
                                                                   ------------
Consumer Staples -- (3.2%)
    Alico, Inc.                                              9,201      277,870
#*  Alliance One International, Inc.                        28,176      428,275
#   Andersons, Inc. (The)                                  126,005    4,340,872
#   B&G Foods, Inc.                                          2,721       98,636
*   Bridgford Foods Corp.                                    2,376       26,516
#*  Cal-Maine Foods, Inc.                                    6,788      258,962
#   Casey's General Stores, Inc.                             4,430      472,903
*   CCA Industries, Inc.                                     9,091       32,273
#*  Central Garden & Pet Co.                                61,250    1,960,000
*   Central Garden & Pet Co. Class A                       176,558    5,430,924
#*  Chefs' Warehouse, Inc. (The)                            60,691      880,020
#   Coca-Cola Bottling Co. Consolidated                      4,253    1,021,103

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc.                               90,069 $  1,576,207
*   Darling Ingredients, Inc.                              642,843   10,459,056
#   Dean Foods Co.                                         236,973    3,554,595
#*  Edgewell Personal Care Co.                              12,003      866,617
#*  Farmer Brothers Co.                                     42,859    1,335,058
    Fresh Del Monte Produce, Inc.                          253,809   13,063,549
#*  Hain Celestial Group, Inc. (The)                       181,064    8,095,371
#*  Hostess Brands, Inc.                                    88,475    1,351,898
    Ingles Markets, Inc. Class A                            64,005    1,888,147
    Ingredion, Inc.                                         19,553    2,411,276
    Inter Parfums, Inc.                                     27,619    1,071,617
#*  Inventure Foods, Inc.                                   16,576       64,646
#   J&J Snack Foods Corp.                                      800      105,120
#   John B. Sanfilippo & Son, Inc.                          47,866    3,078,741
*   Landec Corp.                                           114,200    1,404,660
    Limoneira Co.                                            4,808      109,430
    Mannatech, Inc.                                          8,479      137,784
#   MGP Ingredients, Inc.                                   32,635    1,924,160
*   Natural Alternatives International, Inc.                18,948      189,480
#*  Natural Grocers by Vitamin Cottage, Inc.                10,425       91,844
    Nature's Sunshine Products, Inc.                         2,045       25,869
    Nutraceutical International Corp.                       63,201    2,641,802
    Oil-Dri Corp. of America                                28,763    1,189,638
    Omega Protein Corp.                                    123,884    1,982,144
#   Orchids Paper Products Co.                              26,967      303,648
    Pinnacle Foods, Inc.                                   115,947    6,884,933
#*  Post Holdings, Inc.                                    241,453   20,088,890
#   Sanderson Farms, Inc.                                   86,181   11,268,166
    Seaboard Corp.                                           2,639   11,281,725
*   Seneca Foods Corp. Class A                              29,598      849,463
*   Seneca Foods Corp. Class B                               1,786       55,187
#*  Smart & Final Stores, Inc.                               3,236       27,830
#   Snyder's-Lance, Inc.                                    99,442    3,459,587
#   SpartanNash Co.                                        230,863    6,404,140
#   Spectrum Brands Holdings, Inc.                          23,778    2,744,932
#*  SUPERVALU, Inc.                                         87,915      314,736
#*  TreeHouse Foods, Inc.                                   45,157    3,830,668
#*  United Natural Foods, Inc.                             217,982    8,398,846
#   Universal Corp.                                        108,949    6,967,289
#   Village Super Market, Inc. Class A                      14,524      359,179
    Weis Markets, Inc.                                      47,949    2,268,467
                                                                   ------------
Total Consumer Staples                                              159,354,749
                                                                   ------------
Energy -- (6.2%)
    Adams Resources & Energy, Inc.                          23,604      896,716
    Andeavor                                                80,110    7,973,348
#*  Antero Resources Corp.                                 324,777    6,696,902
    Archrock, Inc.                                         114,007    1,248,377
#*  Atwood Oceanics, Inc.                                  240,341    1,889,080
*   Barnwell Industries, Inc.                               21,737       40,648
#*  Bill Barrett Corp.                                     274,179      926,725
#   Bristow Group, Inc.                                    117,000      862,290
#*  Callon Petroleum Co.                                   611,225    6,919,067

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#*  CARBO Ceramics, Inc.                                     18,923 $   133,786
#*  Clean Energy Fuels Corp.                                157,869     413,617
*   Cloud Peak Energy, Inc.                                 230,436     797,309
#*  CONSOL Energy, Inc.                                     795,327  13,329,681
*   Contango Oil & Gas Co.                                   89,376     536,256
#   CVR Energy, Inc.                                         25,552     483,188
*   Dawson Geophysical Co.                                   61,004     244,626
    Delek US Holdings, Inc.                                 280,340   7,319,677
    DHT Holdings, Inc.                                       73,099     304,092
#*  Diamond Offshore Drilling, Inc.                         266,866   3,314,476
#*  Dorian LPG, Ltd.                                         53,065     382,068
#*  Dril-Quip, Inc.                                         187,342   8,355,453
#*  Earthstone Energy, Inc. Class A                           1,896      18,714
*   Eclipse Resources Corp.                                  76,333     214,496
#   EnLink Midstream LLC                                    115,695   2,030,447
#   Ensco P.L.C. Class A                                    922,639   4,880,760
*   Era Group, Inc.                                          74,042     648,608
*   Exterran Corp.                                          125,763   3,482,377
#*  Forum Energy Technologies, Inc.                         485,432   6,431,974
#   GasLog, Ltd.                                                559      10,202
#*  Geospace Technologies Corp.                              21,819     335,794
    Green Plains, Inc.                                      135,748   2,681,023
    Gulf Island Fabrication, Inc.                            44,467     506,924
*   Gulfport Energy Corp.                                   555,819   7,014,436
*   Halcon Resources Corp.                                    7,547      49,508
    Hallador Energy Co.                                       2,000      13,780
*   Helix Energy Solutions Group, Inc.                      540,545   3,535,164
#   Helmerich & Payne, Inc.                                 299,637  15,167,625
#   HollyFrontier Corp.                                     320,916   9,255,217
*   Independence Contract Drilling, Inc.                      5,100      19,737
*   International Seaways, Inc.                               4,349      99,201
#*  Kosmos Energy, Ltd.                                      62,184     410,414
#*  Matador Resources Co.                                   104,293   2,530,148
*   Matrix Service Co.                                       85,305     882,907
*   McDermott International, Inc.                           955,733   6,470,312
*   Mitcham Industries, Inc.                                 41,816     166,010
#   Murphy Oil Corp.                                        622,293  16,540,548
    Nabors Industries, Ltd.                                 751,335   5,792,793
*   Natural Gas Services Group, Inc.                         67,821   1,692,134
#*  Newpark Resources, Inc.                                 433,546   3,620,109
#   Noble Corp. P.L.C.                                      926,196   3,704,784
    Noble Energy, Inc.                                       25,771     745,040
*   Oasis Petroleum, Inc.                                   794,540   6,181,521
#   Oceaneering International, Inc.                         277,690   7,122,748
#*  Oil States International, Inc.                          180,738   4,491,339
*   Overseas Shipholding Group, Inc. Class A                 21,520      66,282
*   Pacific Ethanol, Inc.                                    95,073     594,206
    Panhandle Oil and Gas, Inc. Class A                       4,250      93,500
*   Par Pacific Holdings, Inc.                                  769      13,773
#*  Parker Drilling Co.                                     124,661     149,593
    Patterson-UTI Energy, Inc.                              437,381   8,458,949
#   PBF Energy, Inc. Class A                                392,279   8,932,193
*   PDC Energy, Inc.                                        220,367  10,392,508

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   PHI, Inc. Non-Voting                                    46,284 $    448,955
*   PHI, Inc. Voting                                           787        7,437
*   Pioneer Energy Services Corp.                          320,768      705,690
*   QEP Resources, Inc.                                    260,567    2,233,059
#   Range Resources Corp.                                  233,918    4,938,009
#*  Renewable Energy Group, Inc.                           195,552    2,444,400
#*  REX American Resources Corp.                            43,724    4,371,526
*   Rice Energy, Inc.                                      445,580   12,462,873
*   RigNet, Inc.                                             9,458      179,229
#*  Ring Energy, Inc.                                       13,123      171,386
#*  Rowan Cos. P.L.C. Class A                              143,564    1,675,392
*   RSP Permian, Inc.                                      278,614    9,573,177
#*  SandRidge Energy, Inc.                                   9,214      177,922
#   Scorpio Tankers, Inc.                                  552,916    2,051,318
*   SEACOR Holdings, Inc.                                   69,191    2,358,721
*   SEACOR Marine Holdings, Inc.                            69,565    1,014,258
    SemGroup Corp. Class A                                 206,441    5,584,229
#   Ship Finance International, Ltd.                        53,723      730,633
#   SM Energy Co.                                          292,564    5,087,688
#*  SRC Energy, Inc.                                       322,714    2,746,296
#*  Superior Energy Services, Inc.                         576,182    6,199,718
    Targa Resources Corp.                                  167,165    7,758,128
#*  Tesco Corp.                                            231,264    1,063,814
#*  TETRA Technologies, Inc.                                53,875      151,389
#*  Transocean, Ltd.                                     1,338,971   11,582,099
#*  Unit Corp.                                             194,478    3,496,714
#*  Whiting Petroleum Corp.                                953,746    5,007,167
*   Willbros Group, Inc.                                   115,675      235,977
    World Fuel Services Corp.                               86,168    2,786,673
*   WPX Energy, Inc.                                       638,305    6,880,928
                                                                   ------------
Total Energy                                                        312,639,985
                                                                   ------------
Financials -- (23.4%)
#   1st Constitution Bancorp                                   865       14,835
    1st Source Corp.                                       215,054   10,559,151
    A-Mark Precious Metals, Inc.                             1,556       23,449
    Access National Corp.                                   12,288      326,738
    ACNB Corp.                                                 497       14,140
*   Alleghany Corp.                                          1,573      964,784
*   Ambac Financial Group, Inc.                             65,248    1,333,017
    American Equity Investment Life Holding Co.            318,969    8,541,990
    American Financial Group, Inc.                         294,639   29,876,395
    American National Bankshares, Inc.                      15,485      584,559
    American National Insurance Co.                         41,466    4,934,454
    American River Bankshares                                8,728      121,756
    Ameris Bancorp                                          72,601    3,325,126
    AMERISAFE, Inc.                                         76,521    4,419,088
    AmeriServ Financial, Inc.                               69,711      275,358
    Argo Group International Holdings, Ltd.                189,021   11,331,809
    Arrow Financial Corp.                                    1,727       56,300
    Aspen Insurance Holdings, Ltd.                         254,728   12,430,726
    Associated Banc-Corp                                   466,648   11,176,220
    Assurant, Inc.                                         319,133   33,595,131

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Assured Guaranty, Ltd.                                  448,331 $20,179,378
*   Asta Funding, Inc.                                        6,462      47,334
    Astoria Financial Corp.                                 315,078   6,358,274
    Atlantic American Corp.                                   9,523      34,283
*   Atlantic Coast Financial Corp.                            6,282      49,942
*   Atlanticus Holdings Corp.                                55,958     138,216
#*  Atlas Financial Holdings, Inc.                            1,510      23,329
    Auburn National Bancorporation, Inc.                        513      18,986
    Axis Capital Holdings, Ltd.                             324,451  20,953,046
#   Baldwin & Lyons, Inc. Class A                               276       6,431
    Baldwin & Lyons, Inc. Class B                            58,678   1,373,065
#   Banc of California, Inc.                                 60,270   1,238,548
    BancFirst Corp.                                           6,451     688,644
    Bancorp of New Jersey, Inc.                                 568       9,796
*   Bancorp, Inc. (The)                                     102,969     798,010
    BancorpSouth, Inc.                                      275,023   8,264,441
    Bank Mutual Corp.                                       143,472   1,427,546
    Bank of Commerce Holdings                                 3,841      39,754
    Bank of Marin Bancorp                                     1,602     106,773
    BankFinancial Corp.                                      71,593   1,072,463
    Banner Corp.                                             49,647   2,868,107
    Bar Harbor Bankshares                                    39,609   1,104,695
    BCB Bancorp, Inc.                                         6,576      98,640
    Bear State Financial, Inc.                                9,438      87,585
    Beneficial Bancorp, Inc.                                130,586   2,037,142
    Berkshire Hills Bancorp, Inc.                           131,789   4,895,961
#   Blue Capital Reinsurance Holdings, Ltd.                     902      17,409
    Blue Hills Bancorp, Inc.                                  4,520      85,654
#*  BofI Holding, Inc.                                      227,512   6,340,759
    BOK Financial Corp.                                     105,640   8,986,795
    Boston Private Financial Holdings, Inc.                 266,928   4,097,345
    Bridge Bancorp, Inc.                                      4,683     152,197
    Brookline Bancorp, Inc.                                 227,894   3,384,226
#   Bryn Mawr Bank Corp.                                     36,318   1,541,699
*   BSB Bancorp, Inc.                                           435      12,854
    C&F Financial Corp.                                       4,020     200,196
    California First National Bancorp                        17,918     298,335
    Camden National Corp.                                    37,486   1,574,412
    Canadian Imperial Bank of Commerce                       12,767   1,108,686
    Capital Bank Financial Corp. Class A                     45,888   1,743,744
    Capital City Bank Group, Inc.                            37,417     799,227
    Capitol Federal Financial, Inc.                         396,051   5,647,687
    Cathay General Bancorp                                  299,120  11,202,044
    CenterState Banks, Inc.                                  84,059   2,100,634
    Central Pacific Financial Corp.                          45,947   1,421,141
    Central Valley Community Bancorp                            744      16,353
    Century Bancorp, Inc. Class A                             3,160     210,772
    Charter Financial Corp.                                   2,814      50,596
    Chemical Financial Corp.                                 94,890   4,572,749
#   Citizens & Northern Corp.                                 1,746      40,298
    Citizens Community Bancorp, Inc.                         29,400     410,130
    Citizens Holding Co.                                      1,122      27,657
#*  Citizens, Inc.                                          167,031   1,344,600

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    City Holding Co.                                         14,788 $   970,536
#   Clifton Bancorp, Inc.                                    22,265     371,603
    CNB Financial Corp.                                       3,982     104,966
    CNO Financial Group, Inc.                             1,201,584  27,492,242
*   Coastway Bancorp, Inc.                                      668      13,594
    CoBiz Financial, Inc.                                   131,357   2,311,883
    Codorus Valley Bancorp, Inc.                              5,850     163,566
    Colony Bankcorp, Inc.                                     4,653      65,375
    Columbia Banking System, Inc.                           151,543   6,037,473
#   Community Bank System, Inc.                             133,267   7,316,358
    Community Trust Bancorp, Inc.                            36,430   1,573,776
    Community West Bancshares                                16,252     168,208
    ConnectOne Bancorp, Inc.                                 47,808   1,075,680
*   Consumer Portfolio Services, Inc.                        85,246     350,361
#*  Cowen, Inc.                                              59,095     945,520
*   CU Bancorp                                                1,160      42,804
#*  Customers Bancorp, Inc.                                  36,567   1,091,525
#   CVB Financial Corp.                                      52,409   1,128,890
    Dime Community Bancshares, Inc.                          87,594   1,821,955
    Donegal Group, Inc. Class A                              69,213   1,043,732
    Donegal Group, Inc. Class B                               6,421      99,847
*   E*TRADE Financial Corp.                                 290,073  11,892,993
*   Eagle Bancorp, Inc.                                         585      36,533
    East West Bancorp, Inc.                                     850      48,433
    EMC Insurance Group, Inc.                               206,253   5,713,208
    Employers Holdings, Inc.                                100,964   4,376,789
#*  Encore Capital Group, Inc.                               80,657   3,234,346
*   Enova International, Inc.                                52,102     755,479
*   Enstar Group, Ltd.                                        5,360   1,085,936
    Enterprise Bancorp, Inc.                                  7,891     266,637
    Enterprise Financial Services Corp.                      42,119   1,665,806
    ESSA Bancorp, Inc.                                       21,306     314,263
    Evans Bancorp, Inc.                                       8,434     343,685
#*  Ezcorp, Inc. Class A                                     53,917     420,553
    Fairfax Financial Holdings, Ltd.                         13,817   6,580,357
    Farmers Capital Bank Corp.                                6,260     235,063
#   Farmers National Banc Corp.                               5,782      79,502
    FBL Financial Group, Inc. Class A                       126,005   8,555,739
*   FCB Financial Holdings, Inc. Class A                     26,169   1,233,868
    Federal Agricultural Mortgage Corp. Class A               2,471     165,557
    Federal Agricultural Mortgage Corp. Class C              43,772   3,001,008
    Federated National Holding Co.                           55,257     879,691
#   Fidelity & Guaranty Life                                  4,011     124,943
#   Fidelity Southern Corp.                                  40,509     853,120
    Financial Institutions, Inc.                             25,514     750,112
*   First Acceptance Corp.                                   90,168      81,151
#   First American Financial Corp.                          291,331  14,103,334
*   First BanCorp(318672706)                                165,571     970,246
    First Bancorp(318910106)                                 68,195   2,134,503
#   First Bancorp, Inc.                                      18,788     506,149
#   First Bancshares, Inc. (The)                                271       7,520
    First Busey Corp.                                        52,057   1,522,147
    First Business Financial Services, Inc.                   5,400     114,804

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Citizens BancShares, Inc. Class A                  20,291 $ 7,467,494
    First Commonwealth Financial Corp.                      285,908   3,725,381
    First Community Bancshares, Inc.                         39,339   1,070,808
    First Connecticut Bancorp, Inc.                           6,781     173,594
    First Defiance Financial Corp.                           36,856   1,907,298
    First Financial Bancorp                                 122,267   3,130,035
    First Financial Corp.                                    45,672   2,103,196
    First Financial Northwest, Inc.                         111,813   1,834,851
*   First Foundation, Inc.                                    1,440      24,970
#   First Horizon National Corp.                            119,916   2,090,136
    First Interstate Bancsystem, Inc. Class A               106,976   3,909,973
    First Merchants Corp.                                   165,434   6,690,151
    First Midwest Bancorp, Inc.                             271,975   6,040,565
    First of Long Island Corp. (The)                            600      16,770
    First South Bancorp, Inc.                                   967      16,642
*   First United Corp.                                        4,138      62,484
    FirstCash, Inc.                                         104,660   6,085,979
#*  Flagstar Bancorp, Inc.                                   90,284   2,939,647
    Flushing Financial Corp.                                119,416   3,406,938
    FNB Corp.                                               740,371  10,143,083
*   FNFV Group                                               30,474     525,676
    FS Bancorp, Inc.                                            270      12,244
    Fulton Financial Corp.                                  634,174  11,573,675
#   Gain Capital Holdings, Inc.                              36,451     244,586
*   Genworth Financial, Inc. Class A                        281,302     964,866
#   German American Bancorp, Inc.                            92,565   3,316,604
#   Glacier Bancorp, Inc.                                    96,656   3,375,227
*   Global Indemnity, Ltd.                                   60,021   2,326,414
    Great Southern Bancorp, Inc.                             28,642   1,487,952
    Great Western Bancorp, Inc.                              41,976   1,637,484
#*  Green Bancorp, Inc.                                       1,500      33,675
*   Green Dot Corp. Class A                                 122,316   4,921,996
#*  Greenlight Capital Re, Ltd. Class A                      89,989   1,925,765
    Guaranty Federal Bancshares, Inc.                        14,051     302,096
*   Hallmark Financial Services, Inc.                        69,665     783,731
    Hancock Holding Co.                                     214,163   9,851,498
    Hanmi Financial Corp.                                    78,310   2,243,581
    Hanover Insurance Group, Inc. (The)                     140,426  13,320,810
    Hawthorn Bancshares, Inc.                                10,266     208,656
#   HCI Group, Inc.                                          32,155   1,449,869
    Heartland Financial USA, Inc.                            16,317     768,531
    Heritage Commerce Corp.                                 104,426   1,450,477
    Heritage Financial Corp.                                 39,220   1,066,784
#   Heritage Insurance Holdings, Inc.                        18,493     233,197
    Hilltop Holdings, Inc.                                  306,847   7,680,380
    Hingham Institution for Savings                           1,253     221,656
*   HMN Financial, Inc.                                      17,195     309,510
#   Home Bancorp, Inc.                                        5,323     215,688
#*  HomeStreet, Inc.                                         34,975     918,094
*   HomeTrust Bancshares, Inc.                               14,464     349,306
    Hope Bancorp, Inc.                                      372,971   6,575,479
    HopFed Bancorp, Inc.                                     27,899     406,767
    Horace Mann Educators Corp.                             251,498   9,280,276

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
#   Horizon Bancorp                                          24,477 $   645,458
    Iberiabank Corp.                                        124,538  10,068,897
    Independent Bank Corp.(453836108)                        73,364   5,234,521
    Independent Bank Corp.(453838609)                        43,229     916,455
    Independent Bank Group, Inc.                              3,290     198,551
    Infinity Property & Casualty Corp.                       90,310   9,035,515
#   Interactive Brokers Group, Inc. Class A                  41,338   1,655,587
    International Bancshares Corp.                          205,815   7,285,851
*   INTL. FCStone, Inc.                                      39,944   1,563,009
    Investment Technology Group, Inc.                        98,888   2,182,458
    Investors Bancorp, Inc.                                 809,439  10,749,350
    Investors Title Co.                                       7,764   1,370,501
#*  Janus Henderson Group P.L.C.                            202,962   6,797,197
#   Kearny Financial Corp.                                   72,558   1,059,347
    Kemper Corp.                                            174,423   6,846,103
    Kentucky First Federal Bancorp                              496       4,861
    Kingstone Cos., Inc.                                      1,214      20,031
#*  Ladenburg Thalmann Financial Services, Inc.              17,957      40,942
#   Lake Shore Bancorp, Inc.                                  1,066      16,843
    Lakeland Bancorp, Inc.                                  136,571   2,642,649
    Lakeland Financial Corp.                                 32,815   1,509,490
    Landmark Bancorp, Inc.                                    2,964      87,883
    LCNB Corp.                                                  612      12,271
#   LegacyTexas Financial Group, Inc.                        56,397   2,183,692
#   Legg Mason, Inc.                                        367,311  14,696,113
    Leucadia National Corp.                                  14,822     385,817
    Macatawa Bank Corp.                                      83,137     802,272
    Mackinac Financial Corp.                                 14,051     204,302
*   Magyar Bancorp, Inc.                                      6,751      86,278
#   Maiden Holdings, Ltd.                                   238,398   2,646,218
    MainSource Financial Group, Inc.                        118,760   4,149,474
#*  Malvern Bancorp, Inc.                                       743      18,426
    Marlin Business Services Corp.                           61,664   1,603,264
    MB Financial, Inc.                                      204,478   8,363,150
#*  MBIA, Inc.                                              521,142   5,300,014
    MBT Financial Corp.                                      54,563     523,805
    Mercantile Bank Corp.                                    38,174   1,214,697
#   Mercury General Corp.                                    10,281     615,729
    Meridian Bancorp, Inc.                                   97,650   1,723,522
    Meta Financial Group, Inc.                               17,309   1,234,132
*   MGIC Investment Corp.                                   394,009   4,598,085
    Mid Penn Bancorp, Inc.                                      262       7,074
    MidSouth Bancorp, Inc.                                   29,233     328,871
#   MidWestOne Financial Group, Inc.                         16,967     584,004
*   MSB Financial Corp.                                       3,419      59,149
    MutualFirst Financial, Inc.                              17,676     616,892
    National Bank Holdings Corp. Class A                     65,744   2,243,843
    National General Holdings Corp.                           5,105     108,277
    National Security Group, Inc. (The)                         193       2,633
#   National Western Life Group, Inc. Class A                 5,667   1,907,456
    Navient Corp.                                           593,869   8,759,568
    Navigators Group, Inc. (The)                            153,512   8,750,184
    NBT Bancorp, Inc.                                        48,343   1,747,116

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Nelnet, Inc. Class A                                    109,310 $ 5,366,028
#   New York Community Bancorp, Inc.                        329,684   4,328,751
    NewStar Financial, Inc.                                 155,832   1,704,802
*   Nicholas Financial, Inc.                                 20,100     176,880
*   NMI Holdings, Inc. Class A                               45,959     542,316
    Northeast Bancorp                                         2,676      57,534
    Northfield Bancorp, Inc.                                114,229   1,917,905
    Northrim BanCorp, Inc.                                   24,258     707,121
    Northwest Bancshares, Inc.                              299,089   4,815,333
#   Norwood Financial Corp.                                   2,565     109,885
#   OceanFirst Financial Corp.                               46,224   1,251,746
    OFG Bancorp                                             124,853   1,254,773
#   Ohio Valley Banc Corp.                                    1,614      54,634
#   Old Line Bancshares, Inc.                                 2,048      55,460
    Old National Bancorp                                    334,183   5,447,183
    Old Republic International Corp.                        794,513  15,588,345
    Old Second Bancorp, Inc.                                 44,785     530,702
    OneBeacon Insurance Group, Ltd. Class A                  71,605   1,311,804
    Oppenheimer Holdings, Inc. Class A                       13,535     213,176
    Opus Bank                                                 8,114     193,113
    Oritani Financial Corp.                                  93,026   1,544,232
    Orrstown Financial Services, Inc.                           450      11,250
    Pacific Continental Corp.                                30,278     769,061
*   Pacific Mercantile Bancorp                               30,749     242,917
*   Pacific Premier Bancorp, Inc.                            17,590     631,481
    PacWest Bancorp                                         281,878  13,535,782
    Park Sterling Corp.                                      90,477   1,051,343
    Parke Bancorp, Inc.                                         847      17,109
    Patriot National Bancorp, Inc.                              720      11,736
    Peapack Gladstone Financial Corp.                        27,286     853,233
    Penns Woods Bancorp, Inc.                                 1,635      70,060
#   People's United Financial, Inc.                       1,234,646  21,532,226
    People's Utah Bancorp                                       600      16,680
    Peoples Bancorp of North Carolina, Inc.                   4,643     146,812
    Peoples Bancorp, Inc.                                    39,920   1,301,392
    Peoples Financial Services Corp.                            341      14,585
*   PHH Corp.                                               184,602   2,543,816
    Pinnacle Financial Partners, Inc.                        68,052   4,348,523
#   Piper Jaffray Cos.                                       42,749   2,667,538
    Popular, Inc.                                           169,641   7,148,672
#*  PRA Group, Inc.                                          17,400     682,080
    Preferred Bank                                           21,879   1,228,506
    Premier Financial Bancorp, Inc.                          18,912     359,328
#   Primerica, Inc.                                          35,719   2,895,025
    ProAssurance Corp.                                      100,392   6,204,226
#   Prosperity Bancshares, Inc.                             202,126  12,956,277
    Provident Financial Holdings, Inc.                       26,149     496,831
    Provident Financial Services, Inc.                      227,791   6,041,017
#   Prudential Bancorp, Inc.                                    156       2,679
    QCR Holdings, Inc.                                        5,947     273,265
    Radian Group, Inc.                                      439,207   7,650,986
*   Regional Management Corp.                                13,716     329,047

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Reinsurance Group of America, Inc.                      203,201 $28,488,780
    RenaissanceRe Holdings, Ltd.                            149,605  21,978,471
    Renasant Corp.                                          137,344   5,822,012
    Republic Bancorp, Inc. Class A                           16,730     600,607
#*  Republic First Bancorp, Inc.                              4,394      39,107
    Riverview Bancorp, Inc.                                  19,118     145,106
#   RLI Corp.                                                 6,138     356,372
*   Royal Bancshares of Pennsylvania, Inc. Class A            5,264      22,583
    S&T Bancorp, Inc.                                        87,232   3,304,348
*   Safeguard Scientifics, Inc.                              34,352     408,789
    Safety Insurance Group, Inc.                             70,391   4,994,241
    Salisbury Bancorp, Inc.                                     490      20,727
#   Sandy Spring Bancorp, Inc.                               95,300   3,815,812
*   Santander Consumer USA Holdings, Inc.                   213,786   2,738,599
    SB Financial Group, Inc.                                  1,320      23,285
*   Seacoast Banking Corp. of Florida                        19,987     467,096
*   Security National Financial Corp. Class A                10,720      68,072
*   Select Bancorp, Inc.                                      6,103      72,260
    Selective Insurance Group, Inc.                         222,371  11,263,091
    Shore Bancshares, Inc.                                    5,614      94,820
    SI Financial Group, Inc.                                 19,230     297,103
    Sierra Bancorp                                            8,712     238,709
#   Simmons First National Corp. Class A                    115,564   6,304,016
*   SLM Corp.                                                98,617   1,092,676
    South State Corp.                                        65,915   5,520,381
*   Southern First Bancshares, Inc.                          14,863     547,702
    Southern Missouri Bancorp, Inc.                           2,162      70,070
    Southern National Bancorp of Virginia, Inc.               8,505     143,905
#   Southside Bancshares, Inc.                               54,601   1,896,293
    Southwest Bancorp, Inc.                                  68,246   1,781,221
    Southwest Georgia Financial Corp.                           731      14,401
    State Auto Financial Corp.                              156,245   4,029,559
    State Bank Financial Corp.                               40,627   1,115,211
    State National Cos., Inc.                                 4,106      85,733
#   Sterling Bancorp                                        355,816   8,219,350
    Stewart Information Services Corp.                       70,392   2,766,406
#*  Stifel Financial Corp.                                   62,186   3,162,158
    Stock Yards Bancorp, Inc.                                   750      26,887
    Stonegate Bank                                            1,992      92,728
    Summit Financial Group, Inc.                              1,109      24,165
    Sun Bancorp, Inc.                                        39,224     955,104
#   Sussex Bancorp                                            7,441     178,584
    Synovus Financial Corp.                                 292,437  12,715,161
    TCF Financial Corp.                                     492,910   7,768,262
    Territorial Bancorp, Inc.                                12,906     388,858
#*  Texas Capital Bancshares, Inc.                           57,599   4,512,882
    Timberland Bancorp, Inc.                                 52,391   1,412,461
    Tiptree, Inc.                                           136,453     934,703
#   Tompkins Financial Corp.                                 14,598   1,149,009
#   Towne Bank                                              143,758   4,499,625
    Trico Bancshares                                         43,565   1,607,548
#*  TriState Capital Holdings, Inc.                          16,720     384,560
    TrustCo Bank Corp. NY                                   207,336   1,720,889

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
#   Trustmark Corp.                                      218,454 $    6,981,790
    UMB Financial Corp.                                   25,764      1,794,720
    Umpqua Holdings Corp.                                747,607     13,860,634
*   Unico American Corp.                                  35,600        331,080
    Union Bankshares Corp.                               200,632      6,197,522
    United Bancshares, Inc.                                  590         13,216
#   United Bankshares, Inc.                              213,058      7,350,501
    United Community Bancorp                                 870         16,617
    United Community Banks, Inc.                          90,500      2,512,280
    United Community Financial Corp.                     164,340      1,511,928
    United Financial Bancorp, Inc.                       141,505      2,559,825
    United Fire Group, Inc.                              108,057      4,875,532
#   United Insurance Holdings Corp.                        4,351         69,442
#   United Security Bancshares                             1,687         15,858
    Unity Bancorp, Inc.                                   27,075        500,887
    Universal Insurance Holdings, Inc.                    49,436      1,179,049
    Univest Corp. of Pennsylvania                         32,795      1,000,247
    Validus Holdings, Ltd.                               273,291     14,700,323
#   Valley National Bancorp                              477,051      5,667,366
*   Veritex Holdings, Inc.                                   913         24,331
*   Walker & Dunlop, Inc.                                 89,820      4,513,455
    Washington Federal, Inc.                             326,323     10,915,504
    Washington Trust Bancorp, Inc.                        17,053        928,536
    WashingtonFirst Bankshares, Inc.                         516         17,668
    Waterstone Financial, Inc.                            38,741        730,268
    Wayne Savings Bancshares, Inc.                         1,300         22,620
    Webster Financial Corp.                              209,439     10,876,167
    WesBanco, Inc.                                       204,893      7,833,059
    West Bancorporation, Inc.                             90,568      2,083,064
*   Western Alliance Bancorp                             105,614      5,320,833
    Western New England Bancorp, Inc.                    115,685      1,151,066
    White Mountains Insurance Group, Ltd.                    715        618,189
    Wintrust Financial Corp.                             182,739     13,762,074
    WR Berkley Corp.                                     223,655     15,425,485
    WSFS Financial Corp.                                  30,861      1,393,374
    WVS Financial Corp.                                    1,304         20,936
#   Zions Bancorporation                                 770,717     34,928,894
                                                                 --------------
Total Financials                                                  1,174,977,399
                                                                 --------------
Health Care -- (5.4%)
#*  Acadia Healthcare Co., Inc.                          177,870      9,414,659
#   Aceto Corp.                                          162,117      2,736,535
#*  Achillion Pharmaceuticals, Inc.                      168,337        690,182
#*  Acorda Therapeutics, Inc.                            256,512      5,553,485
*   Addus HomeCare Corp.                                  68,990      2,342,210
*   Adverum Biotechnologies, Inc.                         15,156         38,648
*   Aeglea BioTherapeutics, Inc.                           3,852         13,135
#*  Albany Molecular Research, Inc.                      137,879      2,997,489
*   Alere, Inc.                                          177,374      8,937,876
#*  Allscripts Healthcare Solutions, Inc.                167,302      2,059,488
#*  Almost Family, Inc.                                   54,366      2,688,399
*   Alpine Immune Sciences, Inc.                           2,695         23,691
#*  AMAG Pharmaceuticals, Inc.                            76,948      1,512,028

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
#*  Amedisys, Inc.                                            72,097 $3,414,514
*   American Shared Hospital Services                          8,624     32,340
#*  AMN Healthcare Services, Inc.                             35,119  1,295,891
#*  Amphastar Pharmaceuticals, Inc.                          101,325  1,750,896
    Analogic Corp.                                            40,132  2,817,266
*   AngioDynamics, Inc.                                      105,807  1,719,364
#*  ANI Pharmaceuticals, Inc.                                  2,600    126,698
*   Anika Therapeutics, Inc.                                  68,061  3,482,001
#*  Aptevo Therapeutics, Inc.                                 33,346     61,357
*   Ardelyx, Inc.                                             10,917     56,768
*   Bio-Rad Laboratories, Inc. Class A                         5,100  1,201,713
#*  BioTelemetry, Inc.                                        66,306  2,267,665
#*  Brookdale Senior Living, Inc.                            526,860  7,481,412
*   Cambrex Corp.                                             93,143  5,681,723
    Cantel Medical Corp.                                      41,075  3,047,765
#*  Capital Senior Living Corp.                               80,886  1,116,227
*   Cascadian Therapeutics, Inc.                               5,087     20,806
*   Catalyst Biosciences, Inc.                                12,110     50,014
*   Celldex Therapeutics, Inc.                                 6,680     15,297
*   Cempra, Inc.                                              69,807    279,228
*   Centene Corp.                                             21,670  1,721,031
#*  Cesca Therapeutics, Inc.                                   5,968     22,201
#*  Chimerix, Inc.                                           123,954    616,051
#*  Community Health Systems, Inc.                           125,113    894,558
    CONMED Corp.                                             170,194  8,734,356
*   Cross Country Healthcare, Inc.                            64,657    760,366
*   CryoLife, Inc.                                            96,511  1,809,581
#*  Cumberland Pharmaceuticals, Inc.                          70,966    476,892
*   Cutera, Inc.                                              62,289  1,622,628
#*  Depomed, Inc.                                            123,187  1,270,058
    Digirad Corp.                                             50,370    206,517
#*  Eiger BioPharmaceuticals, Inc.                             2,029     17,652
*   Electromed, Inc.                                          16,671    102,693
#*  Emergent BioSolutions, Inc.                               51,907  1,887,858
#*  Enanta Pharmaceuticals, Inc.                              16,058    611,970
*   Endo International P.L.C.                                687,929  7,580,978
#   Ensign Group, Inc. (The)                                  17,389    388,992
#*  Envision Healthcare Corp.                                133,289  7,521,498
*   Enzo Biochem, Inc.                                        83,686    907,993
#*  Esperion Therapeutics, Inc.                                1,100     49,819
*   Exactech, Inc.                                            13,996    407,983
*   FONAR Corp.                                                1,014     26,060
#*  Haemonetics Corp.                                         49,708  2,044,490
#*  Halyard Health, Inc.                                     176,771  7,109,730
*   Harvard Bioscience, Inc.                                 130,150    364,420
*   HealthStream, Inc.                                        11,070    261,473
*   HMS Holdings Corp.                                       111,687  2,242,675
*   Horizon Pharma P.L.C.                                    600,432  7,193,175
*   ICU Medical, Inc.                                          7,144  1,228,054
*   Immune Design Corp.                                        2,900     35,670
*   Impax Laboratories, Inc.                                  84,438  1,633,875
*   Integer Holdings Corp.                                   126,414  5,789,761
#*  Integra LifeSciences Holdings Corp.                       42,380  2,104,591

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*  Intra-Cellular Therapies, Inc.                           60,491 $   699,881
#   Invacare Corp.                                          120,257   1,882,022
*   IRIDEX Corp.                                             10,837     101,868
#*  K2M Group Holdings, Inc.                                  7,023     170,870
*   Karyopharm Therapeutics, Inc.                             2,524      21,303
    Kewaunee Scientific Corp.                                 9,996     252,899
*   Kindred Biosciences, Inc.                               136,401     995,727
#   Kindred Healthcare, Inc.                                469,885   4,205,471
#*  Lannett Co., Inc.                                        82,573   1,680,361
    LeMaitre Vascular, Inc.                                  50,529   1,822,581
#*  LHC Group, Inc.                                          42,078   2,436,316
#*  LifePoint Health, Inc.                                  217,249  12,904,591
*   LivaNova P.L.C.                                           3,869     235,777
#   Luminex Corp.                                            14,892     304,244
*   Magellan Health, Inc.                                    76,461   5,700,168
#*  Mallinckrodt P.L.C.                                     225,154  10,312,053
#*  MediciNova, Inc.                                          9,614      50,089
*   Merit Medical Systems, Inc.                              87,501   3,587,541
*   Micron Solutions, Inc.                                    1,132       4,483
*   Misonix, Inc.                                            28,468     241,978
#*  Molina Healthcare, Inc.                                 291,138  19,448,018
#*  Myriad Genetics, Inc.                                    37,420     908,183
    National HealthCare Corp.                                10,316     672,294
#*  Natus Medical, Inc.                                     114,130   4,017,376
*   Neurotrope, Inc.                                          1,920       8,909
*   Nuvectra Corp.                                           51,438     599,767
#*  Omnicell, Inc.                                          104,572   5,186,771
#*  OraSure Technologies, Inc.                               80,222   1,407,094
*   Orthofix International NV                                32,360   1,403,777
*   Otonomy, Inc.                                             2,510      47,188
#   Owens & Minor, Inc.                                     172,145   5,548,233
#*  Pain Therapeutics, Inc.                                   5,806      19,798
#   PDL BioPharma, Inc.                                     125,745     285,441
*   Pfenex, Inc.                                              6,182      26,892
*   PharMerica Corp.                                        150,112   3,775,317
#*  Prestige Brands Holdings, Inc.                          176,096   9,444,028
*   Providence Service Corp. (The)                           46,719   2,407,897
#*  PTC Therapeutics, Inc.                                   48,200     993,884
*   Quorum Health Corp.                                      33,100     112,871
#*  Repligen Corp.                                           15,741     633,890
#*  RTI Surgical, Inc.                                      145,737     830,701
*   SciClone Pharmaceuticals, Inc.                          204,305   2,237,140
*   SeaSpine Holdings Corp.                                  16,734     188,760
*   Select Medical Holdings Corp.                           266,733   4,321,075
#*  Sonoma Pharmaceuticals, Inc.                              1,800      12,096
*   Spectrum Pharmaceuticals, Inc.                           46,180     344,503
#*  Stemline Therapeutics, Inc.                               7,479      68,807
#*  Sucampo Pharmaceuticals, Inc. Class A                    36,738     398,607
*   Surmodics, Inc.                                          14,010     368,463
    Teleflex, Inc.                                           20,452   4,238,063
*   Tetraphase Pharmaceuticals, Inc.                         24,450     159,903
#*  Tivity Health, Inc.                                      86,946   3,447,409
#*  Triple-S Management Corp. Class B                        83,302   1,289,515

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    Utah Medical Products, Inc.                              1,047 $     72,348
*   VCA, Inc.                                               49,728    4,603,818
#*  Verastem, Inc.                                           8,300       30,129
*   WellCare Health Plans, Inc.                             11,235    1,988,483
*   Zafgen, Inc.                                            31,114      105,165
#*  Zogenix, Inc.                                           19,378      232,536
                                                                   ------------
Total Health Care                                                   272,067,791
                                                                   ------------
Industrials -- (18.6%)
    AAR Corp.                                              153,489    5,740,489
    ABM Industries, Inc.                                   131,249    5,856,330
#*  Acacia Research Corp.                                   80,274      276,945
*   ACCO Brands Corp.                                      258,640    3,013,156
    Acme United Corp.                                        4,231      117,072
#   Actuant Corp. Class A                                   61,272    1,482,782
*   AECOM                                                  585,675   18,683,032
*   Aegion Corp.                                           121,114    2,899,469
*   AeroCentury Corp.                                        6,545       83,776
#*  Aerovironment, Inc.                                     92,638    3,500,790
    AGCO Corp.                                             272,879   19,685,491
#   Air Lease Corp.                                        327,398   12,958,413
*   Air Transport Services Group, Inc.                     209,137    5,094,577
    Alamo Group, Inc.                                       66,141    6,151,774
    Alaska Air Group, Inc.                                  55,236    4,707,764
    Albany International Corp. Class A                      72,670    3,887,845
    Allied Motion Technologies, Inc.                        10,614      314,068
    Altra Industrial Motion Corp.                          116,843    5,205,356
    AMERCO                                                  64,113   24,911,747
*   Ameresco, Inc. Class A                                  17,952      117,586
#   American Railcar Industries, Inc.                      107,451    3,950,973
*   American Superconductor Corp.                            8,997       28,700
*   American Woodmark Corp.                                 10,640    1,044,316
*   AMREP Corp.                                              8,943       61,528
#   Apogee Enterprises, Inc.                               107,723    5,611,291
    Applied Industrial Technologies, Inc.                  101,974    5,761,531
*   ARC Document Solutions, Inc.                           129,270      447,274
    ArcBest Corp.                                           84,067    2,337,063
#   Arconic, Inc.                                           84,194    2,087,169
    Argan, Inc.                                             36,827    2,373,500
*   Armstrong Flooring, Inc.                                35,409      614,700
#*  Arotech Corp.                                            9,616       34,618
    Astec Industries, Inc.                                  56,010    2,815,623
#*  Atlas Air Worldwide Holdings, Inc.                      73,153    4,345,288
#*  Avalon Holdings Corp. Class A                            3,118        7,078
    AZZ, Inc.                                               12,191      618,084
#*  Babcock & Wilcox Enterprises, Inc.                     203,691    2,138,755
    Barnes Group, Inc.                                     135,925    8,179,966
    Barrett Business Services, Inc.                          9,363      515,246
*   Beacon Roofing Supply, Inc.                             66,669    3,062,107
*   BMC Stock Holdings, Inc.                                10,325      227,150
    Brady Corp. Class A                                     78,318    2,600,158
    Briggs & Stratton Corp.                                151,729    3,553,493
    Brink's Co. (The)                                        1,619      126,525

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Broadwind Energy, Inc.                                    3,656 $    16,160
*   CAI International, Inc.                                  53,715   1,408,944
*   CBIZ, Inc.                                              175,900   2,612,115
*   CDI Corp.                                                37,793     311,792
    CECO Environmental Corp.                                 37,069     358,087
#   Celadon Group, Inc.                                     127,904     581,963
*   Chart Industries, Inc.                                  145,400   4,943,600
#   Chicago Bridge & Iron Co. NV                             46,000     862,040
    Chicago Rivet & Machine Co.                               1,983      72,855
#   CIRCOR International, Inc.                               59,669   2,987,030
*   Civeo Corp.                                              10,447      20,163
#*  Clean Harbors, Inc.                                     122,302   6,946,754
*   Colfax Corp.                                            312,489  12,899,546
    Columbus McKinnon Corp.                                  68,374   1,764,049
    Comfort Systems USA, Inc.                                53,059   1,766,865
*   Commercial Vehicle Group, Inc.                           69,468     609,929
    CompX International, Inc.                                 5,744      83,288
*   Continental Building Products, Inc.                      14,078     309,716
*   Continental Materials Corp.                               1,419      31,644
    Copa Holdings SA Class A                                  6,502     815,741
#   Covanta Holding Corp.                                   116,162   1,754,046
*   Covenant Transportation Group, Inc. Class A              76,284   1,430,325
*   CPI Aerostructures, Inc.                                 26,771     254,324
    CRA International, Inc.                                  29,637   1,150,212
    Crane Co.                                                 6,758     510,229
*   CSW Industrials, Inc.                                    19,003     742,067
    Cubic Corp.                                              32,588   1,552,818
    Curtiss-Wright Corp.                                    116,759  11,257,903
*   DigitalGlobe, Inc.                                      200,489   6,997,066
    DMC Global, Inc.                                         15,442     214,644
    Douglas Dynamics, Inc.                                   72,976   2,320,637
*   Ducommun, Inc.                                           37,500   1,086,000
*   DXP Enterprises, Inc.                                    31,278     894,238
#*  Dycom Industries, Inc.                                   28,554   2,586,992
#*  Eagle Bulk Shipping, Inc.                                 4,330      18,749
    Eastern Co. (The)                                        34,260     996,966
#*  Echo Global Logistics, Inc.                              74,964   1,023,259
    Ecology and Environment, Inc. Class A                     7,348      91,850
    EMCOR Group, Inc.                                        20,058   1,353,915
    Encore Wire Corp.                                       119,350   5,323,010
    EnerSys                                                  85,269   6,162,391
*   Engility Holdings, Inc.                                  50,346   1,468,593
    Ennis, Inc.                                              94,663   1,822,263
    EnPro Industries, Inc.                                   71,278   5,489,832
    ESCO Technologies, Inc.                                  72,124   4,450,051
    Espey Manufacturing & Electronics Corp.                  13,355     300,087
#   Essendant, Inc.                                         122,678   1,531,021
*   Esterline Technologies Corp.                            115,400  11,136,100
    Federal Signal Corp.                                    321,300   5,944,050
    Fluor Corp.                                              89,999   3,908,657
    Forward Air Corp.                                        16,501     855,247
*   Franklin Covey Co.                                       93,603   1,745,696
    Franklin Electric Co., Inc.                              25,305   1,022,322

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    FreightCar America, Inc.                                 42,347 $   696,185
*   FTI Consulting, Inc.                                    144,771   4,749,937
#   GATX Corp.                                              210,036  12,986,526
*   Gencor Industries, Inc.                                  49,054     787,317
#   General Cable Corp.                                     118,397   2,285,062
#*  Genesee & Wyoming, Inc. Class A                         209,015  13,619,417
#*  Gibraltar Industries, Inc.                              148,815   4,442,128
*   Goldfield Corp. (The)                                    55,897     285,075
    Gorman-Rupp Co. (The)                                   142,465   4,305,292
*   GP Strategies Corp.                                      88,223   2,527,589
    Graham Corp.                                             18,406     368,304
#   Granite Construction, Inc.                              151,342   7,418,785
*   Great Lakes Dredge & Dock Corp.                         186,302     735,893
    Greenbrier Cos., Inc. (The)                             116,098   5,224,410
#   Griffon Corp.                                           273,394   5,604,577
#   H&E Equipment Services, Inc.                            101,604   2,293,202
    Hardinge, Inc.                                           43,420     525,382
#*  Hawaiian Holdings, Inc.                                 120,875   5,004,225
#*  HC2 Holdings, Inc.                                       12,400      74,524
    Heidrick & Struggles International, Inc.                 45,192     817,975
*   Heritage-Crystal Clean, Inc.                              5,920     111,296
#*  Hertz Global Holdings, Inc.                             219,530   3,000,975
#*  Hill International, Inc.                                 71,031     358,707
    Houston Wire & Cable Co.                                 81,910     470,982
*   Hub Group, Inc. Class A                                 110,401   3,759,154
    Hudson Global, Inc.                                      10,157      13,610
#*  Hudson Technologies, Inc.                                37,176     300,754
    Hurco Cos., Inc.                                         31,863   1,049,886
*   Huron Consulting Group, Inc.                             61,308   2,176,434
#*  Huttig Building Products, Inc.                           16,299     116,212
    Hyster-Yale Materials Handling, Inc.                     48,502   3,436,852
*   ICF International, Inc.                                  59,420   2,688,755
#*  IES Holdings, Inc.                                        1,429      24,293
#*  InnerWorkings, Inc.                                     355,918   4,196,273
*   Innovative Solutions & Support, Inc.                      5,621      22,540
    Insteel Industries, Inc.                                 72,966   1,920,465
*   Intersections, Inc.                                      33,665     147,789
    ITT, Inc.                                                69,913   2,866,433
    Jacobs Engineering Group, Inc.                          471,823  24,874,509
*   JetBlue Airways Corp.                                 1,410,800  30,938,844
    Kadant, Inc.                                             64,437   5,029,308
#   Kaman Corp.                                              71,224   3,640,971
    KAR Auction Services, Inc.                                4,496     189,012
#   KBR, Inc.                                                95,856   1,430,172
    Kelly Services, Inc. Class A                             94,419   2,102,711
    Kennametal, Inc.                                         68,587   2,530,860
*   Key Technology, Inc.                                     13,376     191,277
*   KEYW Holding Corp. (The)                                 41,190     363,708
    Kforce, Inc.                                              1,297      24,254
    Kimball International, Inc. Class B                     137,692   2,295,326
#*  Kirby Corp.                                             189,466  11,538,479
#*  KLX, Inc.                                               187,878   9,754,626
#   Knight Transportation, Inc.                             198,312   7,069,823

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Korn/Ferry International                                202,075 $ 6,759,409
#*  Kratos Defense & Security Solutions, Inc.               107,983   1,188,353
*   Lawson Products, Inc.                                    24,516     565,094
*   Layne Christensen Co.                                    25,169     266,540
    LB Foster Co. Class A                                    27,141     477,682
    LS Starrett Co. (The) Class A                            15,027     120,216
    LSI Industries, Inc.                                    111,727     935,155
*   Lydall, Inc.                                            102,737   5,085,481
    Macquarie Infrastructure Corp.                           44,402   3,366,116
#*  Manitex International, Inc.                               1,256       8,880
#*  Manitowoc Co., Inc. (The)                               721,878   4,121,923
    ManpowerGroup, Inc.                                     116,911  12,527,014
    Marten Transport, Ltd.                                  380,503   6,069,023
*   MasTec, Inc.                                            222,715  10,289,433
*   Mastech Digital, Inc.                                       508       4,796
    Matson, Inc.                                            178,811   5,042,470
    Matthews International Corp. Class A                     90,445   5,928,670
    McGrath RentCorp                                         70,821   2,516,270
*   Mercury Systems, Inc.                                   112,774   4,951,906
    Miller Industries, Inc.                                  59,589   1,555,273
#*  Mistras Group, Inc.                                      42,804     862,501
    Mobile Mini, Inc.                                       198,332   6,108,626
*   Moog, Inc. Class A                                       59,123   4,394,021
*   Moog, Inc. Class B                                        3,308     249,159
*   MRC Global, Inc.                                        385,714   6,302,567
    Mueller Industries, Inc.                                157,518   4,961,817
    Mueller Water Products, Inc. Class A                    291,378   3,379,985
#   Multi-Color Corp.                                        36,176   2,912,168
*   MYR Group, Inc.                                          70,256   2,234,843
    National Presto Industries, Inc.                          6,068     686,291
*   Navigant Consulting, Inc.                               149,224   2,526,362
*   NL Industries, Inc.                                       4,358      33,992
    NN, Inc.                                                139,284   3,858,167
*   Northwest Pipe Co.                                       47,735     721,276
#*  NOW, Inc.                                               504,242   8,032,575
#*  NV5 Global, Inc.                                         26,948   1,119,689
*   On Assignment, Inc.                                     187,664   9,242,452
    Orbital ATK, Inc.                                        49,111   5,018,162
*   Orion Group Holdings, Inc.                               76,315     535,731
    Oshkosh Corp.                                           188,184  12,958,350
    Owens Corning                                           367,806  24,661,392
*   PAM Transportation Services, Inc.                        24,467     428,907
    Park-Ohio Holdings Corp.                                 24,158     960,280
*   Patriot Transportation Holding, Inc.                      8,714     174,324
*   Pendrell Corp.                                            1,622      11,322
*   Perma-Pipe International Holdings, Inc.                  43,520     343,808
#*  Pioneer Power Solutions, Inc.                             1,400       8,960
    Powell Industries, Inc.                                  27,148     864,664
    Preformed Line Products Co.                              17,821     868,239
    Primoris Services Corp.                                  69,506   1,732,090
    Quad/Graphics, Inc.                                      77,501   1,740,672
    Quanex Building Products Corp.                           99,178   2,132,327
*   Quanta Services, Inc.                                   516,102  17,408,120

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Radiant Logistics, Inc.                                 111,666 $   483,514
#   Raven Industries, Inc.                                   54,215   1,864,996
*   RBC Bearings, Inc.                                        1,128     116,568
*   RCM Technologies, Inc.                                   78,752     418,961
    Regal Beloit Corp.                                      140,077  11,675,418
    Resources Connection, Inc.                              104,837   1,399,574
#*  Revolution Lighting Technologies, Inc.                    2,000      14,780
*   Roadrunner Transportation Systems, Inc.                  41,501     289,677
*   RPX Corp.                                               166,846   2,280,785
#   RR Donnelley & Sons Co.                                   1,408      17,403
*   Rush Enterprises, Inc. Class A                          197,465   8,516,665
*   Rush Enterprises, Inc. Class B                           51,902   2,111,373
    Ryder System, Inc.                                      233,530  16,991,643
*   Saia, Inc.                                              134,141   7,290,563
    Servotronics, Inc.                                        6,561      62,257
*   SIFCO Industries, Inc.                                   14,049      94,128
    Simpson Manufacturing Co., Inc.                         108,436   4,802,630
    SkyWest, Inc.                                           240,109   8,763,978
*   SP Plus Corp.                                            61,455   2,009,578
*   Sparton Corp.                                            56,079   1,293,182
    Spartan Motors, Inc                                     123,989   1,097,303
*   Spirit Airlines, Inc.                                    47,731   1,854,349
*   SPX Corp.                                                66,528   1,830,851
*   SPX FLOW, Inc.                                           63,724   2,259,653
    Standex International Corp.                              54,396   5,219,296
    Steelcase, Inc. Class A                                 206,657   2,820,868
*   Sterling Construction Co., Inc.                         101,660   1,299,215
#   Supreme Industries, Inc. Class A                         49,838     749,564
#*  Swift Transportation Co.                                104,180   2,656,590
*   Taylor Devices, Inc.                                        806      10,623
#*  Team, Inc.                                               56,171     806,054
*   Teledyne Technologies, Inc.                              11,391   1,553,049
#   Terex Corp.                                             293,538  11,556,591
    Tetra Tech, Inc.                                        146,694   6,960,630
*   Thermon Group Holdings, Inc.                            127,485   2,278,157
    Titan International, Inc.                               274,569   3,500,755
*   Titan Machinery, Inc.                                    57,361   1,023,894
*   TriMas Corp.                                            139,851   3,405,372
    Trinity Industries, Inc.                                637,050  17,461,540
    Triton International, Ltd.                              141,636   5,107,394
#   Triumph Group, Inc.                                     180,692   4,625,715
*   TrueBlue, Inc.                                           97,479   2,490,588
#*  Tutor Perini Corp.                                      142,444   3,789,010
*   Twin Disc, Inc.                                          43,496     735,952
#*  Ultralife Corp.                                          43,097     297,369
    UniFirst Corp.                                           54,384   7,736,124
*   United Rentals, Inc.                                     50,495   6,006,885
    Universal Forest Products, Inc.                          87,386   7,327,316
    Universal Logistics Holdings, Inc.                       11,902     173,174
#   US Ecology, Inc.                                          2,197     114,024
*   USA Truck, Inc.                                          30,511     282,532
    Valmont Industries, Inc.                                  8,234   1,257,332
*   Vectrus, Inc.                                            30,464   1,036,081
*   Veritiv Corp.                                            16,075     597,186

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Viad Corp.                                             103,803 $  5,558,651
*   Virco Manufacturing Corp.                               23,168      126,266
    VSE Corp.                                               15,861      822,393
#   Wabash National Corp.                                  188,853    3,603,315
    Watts Water Technologies, Inc. Class A                 112,276    7,230,574
#*  Welbilt, Inc.                                           91,030    1,774,175
#   Werner Enterprises, Inc.                               195,831    5,806,389
#*  Wesco Aircraft Holdings, Inc.                           69,058      749,279
*   WESCO International, Inc.                              144,425    7,401,781
*   Willdan Group, Inc.                                     16,551      556,279
*   Willis Lease Finance Corp.                              36,581      924,768
#*  XPO Logistics, Inc.                                    169,853   10,209,864
                                                                   ------------
Total Industrials                                                   931,851,520
                                                                   ------------
Information Technology -- (11.5%)
*   Actua Corp.                                            274,276    3,702,726
*   Acxiom Corp.                                           188,722    5,089,832
    ADTRAN, Inc.                                           148,501    3,482,348
*   Advanced Energy Industries, Inc.                        43,384    3,147,509
*   Agilysys, Inc.                                          82,576      830,715
*   ALJ Regional Holdings, Inc.                              3,211        9,858
*   Alpha & Omega Semiconductor, Ltd.                       76,154    1,347,926
    American Software, Inc. Class A                         19,941      193,428
*   Amkor Technology, Inc.                                 666,071    6,907,156
*   Amtech Systems, Inc.                                    36,709      324,140
*   Anixter International, Inc.                             10,941      861,604
#*  Applied Optoelectronics, Inc.                           16,467    1,605,368
#*  ARRIS International P.L.C.                             306,586    8,572,145
*   Arrow Electronics, Inc.                                414,304   33,678,772
    AstroNova, Inc.                                         24,190      333,822
    Avnet, Inc.                                            440,800   16,917,904
    AVX Corp.                                              185,170    3,308,988
*   Aware, Inc.                                             46,523      214,006
*   Axcelis Technologies, Inc.                             116,642    2,589,452
*   AXT, Inc.                                              147,581    1,291,334
*   Bankrate, Inc.                                         135,746    1,886,869
    Bel Fuse, Inc. Class A                                   9,604      208,407
    Bel Fuse, Inc. Class B                                  20,478      517,070
#   Belden, Inc.                                             6,643      477,897
*   Benchmark Electronics, Inc.                            204,163    6,870,085
    Black Box Corp.                                         61,901      489,018
*   Blackhawk Network Holdings, Inc.                        10,796      471,245
*   Blucora, Inc.                                          156,597    3,507,773
#*  BroadVision, Inc.                                       17,092       70,932
    Brocade Communications Systems, Inc.                   820,030   10,356,979
    Brooks Automation, Inc.                                176,037    4,323,469
*   BSQUARE Corp.                                           49,157      280,195
    Cabot Microelectronics Corp.                             4,043      299,788
*   CACI International, Inc. Class A                       127,408   15,938,741
*   Calix, Inc.                                             49,917      341,931
#*  Cars.com, Inc.                                         137,333    3,337,192
#*  Cavium, Inc.                                            21,143    1,309,597
*   Ceva, Inc.                                                 810       37,463

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Cirrus Logic, Inc.                                      146,771 $ 9,017,610
*   Clearfield, Inc.                                          6,840      78,660
#   ClearOne, Inc.                                              500       4,900
*   Coherent, Inc.                                           36,123   9,572,595
    Cohu, Inc.                                               83,131   1,514,647
*   CommerceHub, Inc. Series A                                5,773     105,300
*   CommerceHub, Inc. Series C                               12,579     226,170
    Communications Systems, Inc.                             24,786     106,580
    Computer Task Group, Inc.                                23,732     131,001
    Comtech Telecommunications Corp.                         73,079   1,315,422
    Concurrent Computer Corp.                                33,012     222,501
#*  Control4 Corp.                                           40,177     918,044
#   Convergys Corp.                                         496,845  11,909,375
*   CoreLogic, Inc.                                         108,539   4,943,951
*   Cray, Inc.                                               66,170   1,363,102
#*  Cree, Inc.                                              474,654  12,298,285
    CSG Systems International, Inc.                          18,064     746,946
#   CSP, Inc.                                                 4,766      48,899
    CTS Corp.                                                83,220   1,830,840
*   CyberOptics Corp.                                        53,209     877,948
#   Cypress Semiconductor Corp.                             221,354   3,143,227
#   Daktronics, Inc.                                        152,528   1,491,724
*   DHI Group, Inc.                                         263,481     579,658
*   Digi International, Inc.                                 95,074     993,523
*   Diodes, Inc.                                            160,879   4,268,120
*   DSP Group, Inc.                                         104,784   1,320,278
*   EchoStar Corp. Class A                                  164,235   9,973,992
*   Edgewater Technology, Inc.                               73,779     523,093
*   Electro Scientific Industries, Inc.                      39,117     338,362
#*  Electronics for Imaging, Inc.                           174,353   8,470,069
    Emcore Corp.                                             50,469     585,440
*   EnerNOC, Inc.                                            67,139     513,613
*   Entegris, Inc.                                          322,787   8,424,741
*   ePlus, Inc.                                              76,716   6,206,324
*   Everi Holdings, Inc.                                     15,873     118,413
*   Evolving Systems, Inc.                                    1,978       9,692
*   ExlService Holdings, Inc.                                 4,788     275,549
*   Extreme Networks, Inc.                                   90,664     796,937
#*  Fabrinet                                                 96,657   4,350,532
*   FARO Technologies, Inc.                                  48,606   1,919,937
*   Finisar Corp.                                           272,292   7,411,788
#*  First Solar, Inc.                                         9,697     478,159
#*  Fitbit, Inc. Class A                                     76,471     394,590
*   Flex, Ltd.                                              270,273   4,321,665
*   FormFactor, Inc.                                        233,227   3,055,274
*   Frequency Electronics, Inc.                              28,958     249,039
    GlobalSCAPE, Inc.                                         2,707      13,806
*   GSE Systems, Inc.                                        23,168      64,870
#*  GSI Technology, Inc.                                     63,460     460,720
    Hackett Group, Inc. (The)                               101,110   1,660,226
#*  Harmonic, Inc.                                          335,987   1,377,547
*   ID Systems, Inc.                                         23,847     162,875
#*  II-VI, Inc.                                              77,315   2,945,701

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  Immersion Corp.                                           7,940 $    67,808
*   Insight Enterprises, Inc.                               137,520   5,572,310
#*  Integrated Device Technology, Inc.                       28,336     740,703
#*  Internap Corp.                                           88,328     335,646
*   inTEST Corp.                                             12,122     105,461
*   Intevac, Inc.                                            84,922     963,865
*   IntriCon Corp.                                           13,375     100,313
*   Iteris, Inc.                                                600       3,774
#*  Itron, Inc.                                              32,663   2,384,399
    IXYS Corp.                                              109,526   1,905,752
    Jabil, Inc.                                             608,732  18,566,326
*   Kemet Corp.                                              43,270     729,099
*   Key Tronic Corp.                                         54,827     398,592
*   Kimball Electronics, Inc.                               103,269   2,008,582
#*  Knowles Corp.                                           198,731   3,010,775
*   Kulicke & Soffa Industries, Inc.                        173,914   3,746,108
*   KVH Industries, Inc.                                     85,160     928,244
#*  Lantronix, Inc.                                          11,150      24,865
#*  Lattice Semiconductor Corp.                             311,711   2,169,509
*   Leaf Group, Ltd.                                        108,124     816,336
    Leidos Holdings, Inc.                                     5,850     312,624
*   LGL Group, Inc. (The)                                     8,553      39,087
*   Lightpath Technologies, Inc. Class A                     23,789      61,376
*   Limelight Networks, Inc.                                 41,289     141,208
*   Liquidity Services, Inc.                                 79,195     538,526
    ManTech International Corp. Class A                      89,735   3,564,274
*   Marchex, Inc. Class B                                   100,538     291,560
    Marvell Technology Group, Ltd.                          938,136  14,597,396
#*  MaxLinear, Inc.                                           4,091     107,184
#*  Meet Group, Inc.(The)                                   292,207   1,466,879
    Methode Electronics, Inc.                               159,696   6,347,916
*   Microsemi Corp.                                         136,043   7,085,119
    MKS Instruments, Inc.                                   172,747  14,450,287
*   ModusLink Global Solutions, Inc.                         73,575     123,606
    Monotype Imaging Holdings, Inc.                           8,425     158,811
*   Nanometrics, Inc.                                        71,653   1,909,552
#*  Napco Security Technologies, Inc.                        41,796     382,433
*   NCI, Inc. Class A                                         2,600      51,870
#*  NeoPhotonics Corp.                                      254,284   2,052,072
*   NETGEAR, Inc.                                            98,253   4,706,319
#*  Netscout Systems, Inc.                                   92,160   3,179,520
#   Network-1 Technologies, Inc.                             30,947     133,072
*   Novanta, Inc.                                            39,009   1,439,432
    NVE Corp.                                                   502      39,598
#*  ON Semiconductor Corp.                                  587,838   8,788,178
*   Optical Cable Corp.                                      40,042      90,095
#*  OSI Systems, Inc.                                        55,815   4,463,526
*   PAR Technology Corp.                                     60,369     540,906
#   Park Electrochemical Corp.                               46,244     868,925
    PC Connection, Inc.                                     219,186   5,654,999
    PC-Tel, Inc.                                             61,056     434,108
*   PCM, Inc.                                               111,274   1,377,016
#*  PDF Solutions, Inc.                                      24,291     389,871

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Perceptron, Inc.                                         57,944 $   420,673
*   Perficient, Inc.                                        115,227   2,166,268
*   PFSweb, Inc.                                              2,300      17,986
*   Photronics, Inc.                                        225,311   2,264,376
*   Plexus Corp.                                             70,407   3,774,519
*   PRGX Global, Inc.                                        23,005     143,781
    Progress Software Corp.                                  48,687   1,558,471
    QAD, Inc. Class B                                           465      12,062
#*  Qorvo, Inc.                                              60,887   4,174,413
*   QuinStreet, Inc.                                          6,320      24,585
*   Qumu Corp.                                               10,656      27,599
#*  Radisys Corp.                                            53,984     131,721
*   Rambus, Inc.                                            122,018   1,572,812
*   RealNetworks, Inc.                                      115,053     500,481
    Reis, Inc.                                               48,098   1,029,297
#   RF Industries, Ltd.                                      14,951      27,659
    Richardson Electronics, Ltd.                             31,512     184,660
*   Rogers Corp.                                             37,796   4,458,794
*   Rubicon Project, Inc. (The)                              79,197     372,226
*   Rudolph Technologies, Inc.                              152,807   3,781,973
*   Sanmina Corp.                                           275,108   9,862,622
*   ScanSource, Inc.                                         75,804   3,001,838
*   Seachange International, Inc.                           117,262     333,024
*   Semtech Corp.                                            27,029   1,070,348
*   ShoreTel, Inc.                                          203,384   1,515,211
*   Sigma Designs, Inc.                                     147,089     956,078
#*  Silicon Laboratories, Inc.                                9,636     723,664
#*  SolarEdge Technologies, Inc.                             23,675     543,341
*   Sonus Networks, Inc.                                     79,097     540,233
*   StarTek, Inc.                                            38,041     467,904
*   Stratasys, Ltd.                                          75,745   1,817,123
#*  SunPower Corp.                                          122,128   1,360,506
#*  Super Micro Computer, Inc.                              197,191   5,294,578
*   Sykes Enterprises, Inc.                                 131,123   4,458,182
#*  Synchronoss Technologies, Inc.                           27,501     464,217
    SYNNEX Corp.                                            181,005  21,525,115
    Systemax, Inc.                                          245,635   4,450,906
#*  Take-Two Interactive Software, Inc.                       1,164      92,515
#*  Tech Data Corp.                                         163,716  16,764,518
*   TechTarget, Inc.                                         34,669     332,476
*   Telenav, Inc.                                             2,107      15,803
    Teradyne, Inc.                                           46,699   1,615,318
    Tessco Technologies, Inc.                                37,440     499,824
    TiVo Corp.                                              146,767   2,876,633
*   Tremor Video, Inc.                                        9,226      19,282
#*  TTM Technologies, Inc.                                  347,421   6,038,177
*   Ultra Clean Holdings, Inc.                              149,186   3,498,412
#*  VASCO Data Security International, Inc.                  54,314     733,239
*   Veeco Instruments, Inc.                                 113,979   3,510,553
*   Verint Systems, Inc.                                     12,134     481,113
#*  ViaSat, Inc.                                              2,228     147,249
#*  Viavi Solutions, Inc.                                   264,089   2,897,056
#*  Virtusa Corp.                                           178,924   5,931,331

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#   Vishay Intertechnology, Inc.                           416,054 $  7,426,564
*   Vishay Precision Group, Inc.                            40,885      715,488
    Wayside Technology Group, Inc.                           3,889       66,891
*   Web.com Group, Inc.                                      4,664      102,375
*   Westell Technologies, Inc. Class A                       3,700       12,913
*   Xcerra Corp.                                           117,556    1,141,469
    Xerox Corp.                                            255,173    7,826,156
*   XO Group, Inc.                                          60,780    1,111,058
    Xperi Corp.                                            138,192    4,042,116
    YuMe, Inc.                                              18,916       82,095
*   Zedge, Inc. Class B                                      8,025       16,612
#*  Zynga, Inc. Class A                                  3,347,465   12,084,349
                                                                   ------------
Total Information Technology                                        574,742,587
                                                                   ------------
Materials -- (5.6%)
    A Schulman, Inc.                                       124,184    3,266,039
*   AgroFresh Solutions, Inc.                                5,246       40,919
#   Albemarle Corp.                                         54,386    6,297,899
    Alcoa Corp.                                             28,064    1,021,530
#   Allegheny Technologies, Inc.                           102,514    1,941,615
    American Vanguard Corp.                                100,776    1,783,735
    Ampco-Pittsburgh Corp.                                  29,965      432,994
#   AptarGroup, Inc.                                         1,912      154,738
    Ashland Global Holdings, Inc.                           67,900    4,411,463
    Bemis Co., Inc.                                         90,044    3,815,164
#*  Boise Cascade Co.                                       45,513    1,381,320
    Cabot Corp.                                             68,149    3,702,535
#   Calgon Carbon Corp.                                    102,593    1,641,488
#   Carpenter Technology Corp.                             161,914    6,546,183
#*  Century Aluminum Co.                                   235,731    3,955,566
    Chase Corp.                                             18,375    1,985,419
*   Clearwater Paper Corp.                                  47,224    2,321,060
#*  Coeur Mining, Inc.                                      28,642      237,156
#   Commercial Metals Co.                                  399,069    7,422,683
*   Core Molding Technologies, Inc.                         23,022      439,030
    Domtar Corp.                                           272,498   10,643,772
*   Ferro Corp.                                             83,666    1,609,734
    Ferroglobe P.L.C.                                       83,587    1,068,242
    Friedman Industries, Inc.                               24,340      131,923
    FutureFuel Corp.                                        68,537      997,899
    Graphic Packaging Holding Co.                          462,096    6,095,046
    Greif, Inc. Class A                                     44,035    2,469,923
    Greif, Inc. Class B                                      1,710      102,429
*   Handy & Harman, Ltd.                                     1,196       39,588
    Hawkins, Inc.                                           21,643      972,853
    Haynes International, Inc.                              39,797    1,244,850
    HB Fuller Co.                                          136,524    7,033,716
    Hecla Mining Co.                                       748,640    4,050,142
    Huntsman Corp.                                         455,563   12,127,087
*   Ingevity Corp.                                          16,862      986,427
    Innophos Holdings, Inc.                                 18,978      792,711
    Innospec, Inc.                                          69,882    4,360,637
#*  Intrepid Potash, Inc.                                   89,267      270,479

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    Kaiser Aluminum Corp.                                   70,836 $  6,891,634
    KapStone Paper and Packaging Corp.                     378,704    8,657,173
#   KMG Chemicals, Inc.                                     22,487    1,138,292
*   Kraton Corp.                                            71,401    2,656,117
*   Louisiana-Pacific Corp.                                494,771   12,423,700
*   LSB Industries, Inc.                                    24,900      176,292
    Materion Corp.                                          86,073    3,309,507
    Mercer International, Inc.                             186,841    2,055,251
    Minerals Technologies, Inc.                            106,056    7,508,765
    Myers Industries, Inc.                                 127,324    2,164,508
    Neenah Paper, Inc.                                      46,921    3,748,988
*   Northern Technologies International Corp.               20,514      374,380
#   Olin Corp.                                             404,464   11,923,599
    Olympic Steel, Inc.                                     42,600      728,034
*   OMNOVA Solutions, Inc.                                  79,625      748,475
    PH Glatfelter Co.                                      220,312    4,509,787
#*  Platform Specialty Products Corp.                      457,871    6,414,773
    PolyOne Corp.                                           52,442    1,918,328
    Quaker Chemical Corp.                                   29,379    4,167,999
    Rayonier Advanced Materials, Inc.                       27,955      416,809
#*  Real Industry, Inc.                                     21,500       63,425
    Reliance Steel & Aluminum Co.                          236,532   17,115,455
*   Resolute Forest Products, Inc.                          35,586      165,475
    Royal Gold, Inc.                                        56,713    4,914,749
#   Schnitzer Steel Industries, Inc. Class A               136,376    3,518,501
    Schweitzer-Mauduit International, Inc.                  50,351    1,934,485
    Sensient Technologies Corp.                             16,762    1,246,422
    Sonoco Products Co.                                     85,205    4,130,738
    Steel Dynamics, Inc.                                   585,303   20,725,579
    Stepan Co.                                              37,887    3,113,175
*   SunCoke Energy, Inc.                                   230,106    2,059,449
*   Synalloy Corp.                                          24,237      273,878
#*  TimkenSteel Corp.                                      270,873    4,304,172
#*  Trecora Resources                                       22,252      257,011
    Tredegar Corp.                                         119,800    1,808,980
#   Tronox, Ltd. Class A                                   131,290    2,544,400
*   UFP Technologies, Inc.                                   1,633       47,112
    United States Lime & Minerals, Inc.                      7,885      640,420
#   United States Steel Corp.                              233,782    5,491,539
*   Universal Stainless & Alloy Products, Inc.              19,138      363,622
    Valvoline, Inc.                                        186,408    4,225,869
#*  Verso Corp. Class A                                      4,065       19,431
#   Westlake Chemical Corp.                                 87,720    6,171,979
#   Worthington Industries, Inc.                           110,280    5,587,888
                                                                   ------------
Total Materials                                                     280,452,159
                                                                   ------------
Real Estate -- (0.3%)
    Alexander & Baldwin, Inc.                              199,071    8,347,047
#   Consolidated-Tomoka Land Co.                             3,222      178,628
*   Forestar Group, Inc.                                   120,225    2,061,859
*   FRP Holdings, Inc.                                      26,146    1,206,638
    Griffin Industrial Realty, Inc.                          9,402      302,650
#   RE/MAX Holdings, Inc. Class A                            4,900      284,935

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Real Estate -- (Continued)
#*    St Joe Co. (The)                                    10,657 $      192,359
#     Stratus Properties, Inc.                            26,736        765,986
*     Tejon Ranch Co.                                      1,941         40,722
*     Trinity Place Holdings, Inc.                        25,941        180,290
                                                                 --------------
Total Real Estate                                                    13,561,114
                                                                 --------------
Telecommunication Services -- (0.7%)
*     Alaska Communications Systems Group, Inc.            5,200         11,700
#     ATN International, Inc.                             37,150      2,154,700
*     Boingo Wireless, Inc.                               68,070      1,009,478
#     Consolidated Communications Holdings, Inc.          54,811        986,598
#     Frontier Communications Corp.                       14,151        216,652
*     General Communication, Inc. Class A                141,194      6,024,748
*     Hawaiian Telcom Holdco, Inc.                         6,682        195,382
#     IDT Corp. Class B                                   72,862      1,079,086
#*    Iridium Communications, Inc.                       145,080      1,443,546
*     Lumos Networks Corp.                                48,436        867,489
#*    ORBCOMM, Inc.                                      228,234      2,649,797
#     Shenandoah Telecommunications Co.                   89,156      2,741,547
      Spok Holdings, Inc.                                 72,418      1,187,655
#*    Straight Path Communications, Inc. Class B           6,406      1,149,236
      Telephone & Data Systems, Inc.                     300,218      8,535,198
*     United States Cellular Corp.                        71,137      2,694,670
#*    Vonage Holdings Corp.                               39,758        262,800
#     Windstream Holdings, Inc.                           59,581        225,812
                                                                 --------------
Total Telecommunication Services                                     33,436,094
                                                                 --------------
Utilities -- (0.4%)
#*    Calpine Corp.                                      921,037     13,244,512
      Consolidated Water Co., Ltd.                        14,573        187,992
#*    Dynegy, Inc.                                       537,409      4,825,933
#     Genie Energy, Ltd. Class B                          49,345        327,157
      Ormat Technologies, Inc.                            44,218      2,622,127
#*    Vivint Solar, Inc.                                   9,407         48,446
                                                                 --------------
Total Utilities                                                      21,256,167
                                                                 --------------
TOTAL COMMON STOCKS                                               4,426,215,501
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,426,215,501
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                     17,513,213     17,513,213
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund                  49,336,119    570,917,568
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,251,130,000)^^            $5,014,646,282
                                                                 ==============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  651,655,033 $    220,903   --    $  651,875,936
   Consumer Staples             159,354,749           --   --       159,354,749
   Energy                       312,639,985           --   --       312,639,985
   Financials                 1,174,977,399           --   --     1,174,977,399
   Health Care                  272,067,791           --   --       272,067,791
   Industrials                  931,851,520           --   --       931,851,520
   Information Technology       574,742,587           --   --       574,742,587
   Materials                    280,452,159           --   --       280,452,159
   Real Estate                   13,561,114           --   --        13,561,114
   Telecommunication
     Services                    33,436,094           --   --        33,436,094
   Utilities                     21,256,167           --   --        21,256,167
Temporary Cash Investments       17,513,213           --   --        17,513,213
Securities Lending
  Collateral                             --  570,917,568   --       570,917,568
                             -------------- ------------   --    --------------
TOTAL                        $4,443,507,811 $571,138,471   --    $5,014,646,282
                             ============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (84.0%)

Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                           95,598 $  922,521
    A.H. Belo Corp. Class A                                   46,600    246,980
#   Aaron's, Inc.                                            114,696  5,308,131
#   Abercrombie & Fitch Co. Class A                           83,819    824,779
#   Adtalem Global Education, Inc.                            56,608  1,839,760
#   AMC Entertainment Holdings, Inc. Class A                  47,642    971,897
#*  AMC Networks, Inc. Class A                                29,036  1,856,852
    AMCON Distributing Co.                                       300     29,085
*   America's Car-Mart, Inc.                                  28,024  1,098,541
#*  American Axle & Manufacturing Holdings, Inc.             141,951  2,092,358
#   American Eagle Outfitters, Inc.                          278,123  3,292,976
#*  American Outdoor Brands Corp.                             56,346  1,164,672
*   American Public Education, Inc.                           14,580    310,554
    Ark Restaurants Corp.                                      3,723     84,661
*   Asbury Automotive Group, Inc.                             46,541  2,513,214
#*  Ascena Retail Group, Inc.                                239,452    560,318
*   Ascent Capital Group, Inc. Class A                        12,178    205,808
#*  AV Homes, Inc.                                            11,554    185,442
*   Ballantyne Strong, Inc.                                   19,505    132,634
#*  Barnes & Noble Education, Inc.                            68,005    491,676
    Barnes & Noble, Inc.                                      95,071    774,829
    Bassett Furniture Industries, Inc.                        26,661    991,789
    BBX Capital Corp.                                          1,252      7,712
    Beasley Broadcast Group, Inc. Class A                     16,965    178,133
*   Beazer Homes USA, Inc.                                    19,924    264,192
*   Belmond, Ltd. Class A                                    157,706  2,058,063
#   Big 5 Sporting Goods Corp.                                34,189    367,532
#   Big Lots, Inc.                                            77,817  3,865,170
*   Biglari Holdings, Inc.                                       119     44,544
*   BJ's Restaurants, Inc.                                    43,479  1,534,809
#   Bloomin' Brands, Inc.                                    171,794  2,994,369
#   Bob Evans Farms, Inc.                                     44,644  3,088,472
*   Bojangles', Inc.                                           7,544    100,335
#*  Boot Barn Holdings, Inc.                                   5,603     44,880
    Bowl America, Inc. Class A                                 1,400     20,470
*   Bravo Brio Restaurant Group, Inc.                         25,203     86,950
#*  Bridgepoint Education, Inc.                               29,164    283,182
*   Bright Horizons Family Solutions, Inc.                     7,430    587,044
#   Brinker International, Inc.                              108,953  3,864,563
#   Buckle, Inc. (The)                                        31,524    539,060
#*  Buffalo Wild Wings, Inc.                                  27,509  2,957,217
#*  Build-A-Bear Workshop, Inc.                               46,135    442,896
*   Cabela's, Inc.                                            22,425  1,277,777
#   Cable One, Inc.                                              422    320,678
#*  Caesars Entertainment Corp.                                3,527     43,558
#   CalAtlantic Group, Inc.                                   19,063    669,111
    Caleres, Inc.                                             81,772  2,230,740
    Callaway Golf Co.                                        201,077  2,559,710
*   Cambium Learning Group, Inc.                              70,734    348,011
    Canterbury Park Holding Corp.                              6,569     76,200
    Capella Education Co.                                     26,650  1,830,855

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
*   Career Education Corp.                                   187,072 $1,573,276
#   Carriage Services, Inc.                                   52,319  1,276,060
*   Carrols Restaurant Group, Inc.                           125,121  1,526,476
    Cato Corp. (The) Class A                                  49,710    845,567
*   Cavco Industries, Inc.                                    16,785  2,188,764
#*  Central European Media Enterprises, Ltd. Class A           8,771     38,154
*   Century Casinos, Inc.                                      4,960     35,662
#*  Century Communities, Inc.                                  4,155    107,615
#   Cheesecake Factory, Inc. (The)                            77,817  3,702,533
#*  Cherokee, Inc.                                            19,743    103,651
#   Chico's FAS, Inc.                                        211,983  1,939,644
#   Children's Place, Inc. (The)                              38,725  4,091,296
    Choice Hotels International, Inc.                         65,468  4,232,506
#*  Christopher & Banks Corp.                                 13,759     19,400
#   Churchill Downs, Inc.                                     21,618  4,043,647
#*  Chuy's Holdings, Inc.                                     42,133    992,232
    Citi Trends, Inc.                                         19,419    430,131
    ClubCorp Holdings, Inc.                                   44,797    759,309
    Collectors Universe, Inc.                                 25,001    622,025
    Columbia Sportswear Co.                                   31,617  1,915,358
#*  Conn's, Inc.                                              71,920  1,539,088
*   Container Store Group, Inc. (The)                          4,711     25,204
#   Cooper Tire & Rubber Co.                                 108,038  3,948,789
*   Cooper-Standard Holdings, Inc.                            19,367  1,980,469
#   Core-Mark Holding Co., Inc.                              115,588  4,238,612
#   Cracker Barrel Old Country Store, Inc.                    23,721  3,687,429
*   Crocs, Inc.                                              132,824  1,054,623
    CSS Industries, Inc.                                      17,516    468,903
    Culp, Inc.                                                40,622  1,218,660
    Dana, Inc.                                               168,042  3,985,956
*   Dave & Buster's Entertainment, Inc.                       49,035  3,045,564
*   Deckers Outdoor Corp.                                     34,618  2,245,323
#*  Del Frisco's Restaurant Group, Inc.                       35,688    506,770
*   Del Taco Restaurants, Inc.                                19,288    252,480
*   Delta Apparel, Inc.                                        4,288     90,177
*   Denny's Corp.                                             45,687    519,004
*   Destination Maternity Corp.                               18,105     27,701
#*  Destination XL Group, Inc.                               123,085    246,170
#   Dillard's, Inc. Class A                                   23,978  1,770,056
#   DineEquity, Inc.                                          23,693    974,730
*   Diversified Restaurant Holdings, Inc.                      8,069     17,832
*   Dixie Group, Inc. (The)                                   17,430     74,078
#*  Dorman Products, Inc.                                     58,084  4,535,199
    Dover Motorsports, Inc.                                   14,562     29,852
#   Drive Shack, Inc.                                         49,826    152,468
#   DSW, Inc. Class A                                        108,380  1,955,175
#   Educational Development Corp.                              2,726     27,805
*   El Pollo Loco Holdings, Inc.                               2,756     35,828
#*  Eldorado Resorts, Inc.                                    42,636    869,774
*   Emerson Radio Corp.                                       37,654     47,821
#   Entercom Communications Corp. Class A                     35,561    350,276
    Entravision Communications Corp. Class A                 112,884    733,746
    Escalade, Inc.                                            13,710    169,319

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   Ethan Allen Interiors, Inc.                               48,878 $1,566,540
*   EVINE Live, Inc.                                           5,122      6,095
*   EW Scripps Co. (The) Class A                             174,708  3,433,012
#*  Famous Dave's of America, Inc.                            14,986     52,451
#*  Fiesta Restaurant Group, Inc.                             75,621  1,270,433
#   Finish Line, Inc. (The) Class A                           96,347  1,325,735
#*  Five Below, Inc.                                          73,435  3,547,645
    Flanigan's Enterprises, Inc.                               1,877     50,304
    Flexsteel Industries, Inc.                                 9,048    506,507
#*  Fox Factory Holding Corp.                                 63,260  2,432,347
#*  Francesca's Holdings Corp.                               128,447  1,249,789
#   Fred's, Inc. Class A                                      80,423    544,464
*   FTD Cos., Inc.                                            46,814    919,895
#*  G-III Apparel Group, Ltd.                                 82,878  2,157,314
*   Gaia, Inc.                                                 2,700     32,535
#   GameStop Corp. Class A                                    17,738    384,737
    Gaming Partners International Corp.                       15,986    170,091
#   Gannett Co., Inc.                                         95,967    860,824
*   Genesco, Inc.                                             36,744  1,179,482
*   Gentherm, Inc.                                            70,286  2,351,067
#*  Global Eagle Entertainment, Inc.                          30,088     95,078
    Graham Holdings Co. Class B                                4,372  2,589,973
#*  Grand Canyon Education, Inc.                              78,329  5,762,665
#*  Gray Television, Inc.                                    134,064  1,997,554
*   Gray Television, Inc. Class A                                912     11,696
*   Green Brick Partners, Inc.                                 3,415     38,419
#   Group 1 Automotive, Inc.                                  38,348  2,283,623
#   Guess?, Inc.                                             134,627  1,758,229
#*  Habit Restaurants, Inc. (The) Class A                     11,459    188,501
*   Harte-Hanks, Inc.                                         57,862     55,837
    Haverty Furniture Cos., Inc.                              43,931    977,465
    Haverty Furniture Cos., Inc. Class A                         457     10,225
*   Helen of Troy, Ltd.                                       54,019  5,442,414
*   Hibbett Sports, Inc.                                      27,003    421,247
    Hooker Furniture Corp.                                    22,843    963,975
#*  Horizon Global Corp.                                      87,062  1,213,644
#*  Houghton Mifflin Harcourt Co.                            138,904  1,659,903
    HSN, Inc.                                                 39,793  1,577,792
#*  Iconix Brand Group, Inc.                                 182,009  1,214,000
#   ILG, Inc.                                                 76,086  2,017,040
*   Installed Building Products, Inc.                         26,778  1,440,656
#   International Game Technology P.L.C.                       1,000     19,040
    International Speedway Corp. Class A                      44,994  1,610,785
*   Intrawest Resorts Holdings, Inc.                          10,542    250,373
#*  iRobot Corp.                                              40,979  4,323,694
    Jack in the Box, Inc.                                     51,912  4,815,357
#*  JAKKS Pacific, Inc.                                       10,774     35,554
#*  Jamba, Inc.                                               26,818    233,585
#*  JC Penney Co., Inc.                                      105,987    573,390
#   John Wiley & Sons, Inc. Class A                           56,543  3,124,001
    Johnson Outdoors, Inc. Class A                            16,903    853,940
*   K12, Inc.                                                 50,040    886,208
#   KB Home                                                   91,281  2,092,161

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#*         Kirkland's, Inc.                                   45,373 $  424,238
#*         Kona Grill, Inc.                                   11,058     29,304
*          La Quinta Holdings, Inc.                           93,055  1,387,450
           La-Z-Boy, Inc.                                    124,681  4,214,218
*          Lakeland Industries, Inc.                           7,865    118,368
#          LCI Industries                                     44,007  4,697,747
           Libbey, Inc.                                       38,673    348,057
*          Liberty Expedia Holdings, Inc. Class A                789     45,012
           Liberty Tax, Inc.                                   2,368     33,389
*          Liberty TripAdvisor Holdings, Inc. Class A         40,636    477,473
*          Liberty Ventures Series A                           1,486     90,022
           Lifetime Brands, Inc.                              25,454    482,353
#*         Lindblad Expeditions Holdings, Inc.                11,185    111,962
#*         Lions Gate Entertainment Corp. Class B              2,854     78,514
#          Lithia Motors, Inc. Class A                        51,735  5,341,639
*          Luby's, Inc.                                       33,861     97,181
*          M/I Homes, Inc.                                    42,762  1,109,246
*          Malibu Boats, Inc. Class A                         47,969  1,372,393
           Marcus Corp. (The)                                 41,404  1,126,189
#          Marine Products Corp.                              36,414    528,731
#*         MarineMax, Inc.                                    62,761    938,277
#          Marriott Vacations Worldwide Corp.                 44,457  5,194,800
#*         McClatchy Co. (The) Class A                         2,442     19,536
#          MDC Holdings, Inc.                                 73,710  2,527,516
(degrees)  Media General, Inc.                                64,715    130,724
#          Meredith Corp.                                     71,233  4,234,802
*          Meritage Homes Corp.                               43,894  1,788,680
*          Modine Manufacturing Co.                           72,534  1,178,678
*          Monarch Casino & Resort, Inc.                      36,281  1,200,538
#          Monro Muffler Brake, Inc.                          45,850  2,136,610
#*         Motorcar Parts of America, Inc.                    44,502  1,244,721
#          Movado Group, Inc.                                 41,516  1,021,294
#*         MSG Networks, Inc. Class A                         53,547  1,145,906
#*         Murphy USA, Inc.                                   59,905  4,536,606
           NACCO Industries, Inc. Class A                     14,669    962,286
*          Nathan's Famous, Inc.                              14,980    936,250
           National CineMedia, Inc.                          204,762  1,464,048
#*         Nautilus, Inc.                                    105,199  1,851,502
*          New Home Co., Inc. (The)                              839      9,070
#          New Media Investment Group, Inc.                    4,332     60,388
*          New York & Co., Inc.                               37,400     58,344
           New York Times Co. (The) Class A                  236,803  4,499,257
#          Nexstar Media Group, Inc. Class A                  73,168  4,785,187
#          Nutrisystem, Inc.                                  50,487  2,814,650
           Office Depot, Inc.                                734,018  4,308,686
#*         Ollie's Bargain Outlet Holdings, Inc.              40,882  1,827,425
#*         Overstock.com, Inc.                                68,425  1,094,800
           Oxford Industries, Inc.                            25,607  1,616,570
#          Papa John's International, Inc.                    84,897  6,055,703
#*         Papa Murphy's Holdings, Inc.                        3,866     16,469
#*         Penn National Gaming, Inc.                         63,987  1,289,978
#          Penske Automotive Group, Inc.                      41,933  1,825,763
*          Perry Ellis International, Inc.                    36,369    714,287

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   PetMed Express, Inc.                                      65,339 $3,106,216
*   PICO Holdings, Inc.                                       31,640    514,150
#   Pier 1 Imports, Inc.                                     276,182  1,273,199
#*  Pinnacle Entertainment, Inc.                              72,817  1,383,523
#   Planet Fitness, Inc. Class A                              25,881    586,463
#   Pool Corp.                                                41,444  4,480,925
*   Potbelly Corp.                                            42,347    486,991
    RCI Hospitality Holdings, Inc.                            15,408    349,608
*   Reading International, Inc. Class A                       22,504    359,164
*   Reading International, Inc. Class B                        2,340     48,672
*   Red Lion Hotels Corp.                                     26,223    187,494
#*  Red Robin Gourmet Burgers, Inc.                           31,187  1,864,983
#   Regal Entertainment Group Class A                        214,019  4,070,641
*   Regis Corp.                                               62,856    661,874
#   Rent-A-Center, Inc.                                       48,617    642,717
    Rocky Brands, Inc.                                        14,145    197,323
*   Ruby Tuesday, Inc.                                       125,308    253,122
    Ruth's Hospitality Group, Inc.                           109,354  2,187,080
    Saga Communications, Inc. Class A                         15,886    617,171
    Salem Media Group, Inc.                                   13,939     99,664
    Scholastic Corp.                                          47,340  1,961,296
#*  Scientific Games Corp. Class A                            55,230  2,046,271
#*  Sears Hometown and Outlet Stores, Inc.                       720      1,620
#   SeaWorld Entertainment, Inc.                             129,967  1,998,892
#*  Select Comfort Corp.                                      89,608  3,029,646
#*  Sequential Brands Group, Inc.                              3,479     11,168
*   Shiloh Industries, Inc.                                   26,761    198,567
#   Shoe Carnival, Inc.                                       48,652    888,386
*   Shutterfly, Inc.                                          64,322  3,154,351
    Sinclair Broadcast Group, Inc. Class A                    91,559  3,300,702
#*  Skechers U.S.A., Inc. Class A                             70,830  1,989,615
*   Skyline Corp.                                             14,840    110,855
#   Sonic Automotive, Inc. Class A                            52,991    961,787
#   Sonic Corp.                                              128,846  3,048,496
*   Sotheby's                                                 86,905  4,917,954
    Speedway Motorsports, Inc.                                48,703  1,035,426
#*  Sportsman's Warehouse Holdings, Inc.                     141,921    642,902
#   Stage Stores, Inc.                                        39,118     77,845
    Standard Motor Products, Inc.                             57,284  2,885,968
    Stanley Furniture Co., Inc.                                8,005     10,086
#   Stein Mart, Inc.                                           5,932      8,245
#*  Steven Madden, Ltd.                                      110,301  4,522,341
*   Stoneridge, Inc.                                         102,453  1,563,433
    Strattec Security Corp.                                    5,841    207,356
#   Strayer Education, Inc.                                   25,749  2,024,386
#   Sturm Ruger & Co., Inc.                                   31,391  1,808,122
    Superior Industries International, Inc.                   45,688    893,200
    Superior Uniform Group, Inc.                              19,372    432,577
*   Sypris Solutions, Inc.                                    25,625     42,666
#   Tailored Brands, Inc.                                      7,000     87,780
*   Tandy Leather Factory, Inc.                               22,365    197,930
*   Taylor Morrison Home Corp. Class A                       105,410  2,384,374
#*  Tempur Sealy International, Inc.                          16,600    957,322

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Tenneco, Inc.                                           83,308 $  4,606,932
    Texas Roadhouse, Inc.                                  116,041    5,488,739
    Thor Industries, Inc.                                   67,583    7,119,869
#   Tile Shop Holdings, Inc.                                10,218      149,183
    Tilly's, Inc. Class A                                   27,816      277,604
    Time, Inc.                                             121,961    1,713,552
*   TopBuild Corp.                                          44,057    2,325,328
    Tower International, Inc.                               34,545      853,262
#*  Town Sports International Holdings, Inc.                19,473      107,102
*   Townsquare Media, Inc. Class A                           1,089       12,044
*   Trans World Entertainment Corp.                         10,783       18,870
#*  TRI Pointe Group, Inc.                                 234,472    3,118,478
    Tribune Media Co. Class A                                7,446      313,849
#*  tronc, Inc.                                             19,245      245,759
#*  Tuesday Morning Corp.                                   69,032      127,709
#   Tupperware Brands Corp.                                 71,609    4,347,382
*   UCP, Inc. Class A                                        7,796       86,925
*   Unifi, Inc.                                             41,392    1,356,002
#*  Universal Electronics, Inc.                             27,988    1,915,779
*   Universal Technical Institute, Inc.                      7,561       26,917
*   US Auto Parts Network, Inc.                             26,477       69,105
#*  Vera Bradley, Inc.                                      34,600      348,768
#*  Vista Outdoor, Inc.                                     81,788    1,888,485
*   Visteon Corp.                                           43,662    4,870,059
*   VOXX International Corp.                                20,289      135,936
    Wendy's Co. (The)                                      362,549    5,597,757
    West Marine, Inc.                                       48,991      631,494
    Weyco Group, Inc.                                        9,554      266,366
#*  William Lyon Homes Class A                              55,824    1,262,181
#*  Wingstop, Inc.                                          14,739      442,317
    Winmark Corp.                                            8,694    1,156,737
    Winnebago Industries, Inc.                              77,870    2,865,616
    Wolverine World Wide, Inc.                             114,766    3,236,401
*   ZAGG, Inc.                                              94,619      799,531
#*  Zumiez, Inc.                                            51,342      652,043
                                                                   ------------
Total Consumer Discretionary                                        419,242,651
                                                                   ------------
Consumer Staples -- (3.4%)
    Alico, Inc.                                              7,043      212,699
*   Alliance One International, Inc.                         9,161      139,247
    Andersons, Inc. (The)                                   40,659    1,400,703
#*  Avon Products, Inc.                                    128,982      469,494
#   B&G Foods, Inc.                                         81,354    2,949,082
#*  Boston Beer Co., Inc. (The) Class A                      8,600    1,348,480
*   Bridgford Foods Corp.                                    6,838       76,312
#*  Cal-Maine Foods, Inc.                                   61,940    2,363,011
#   Calavo Growers, Inc.                                    27,373    2,026,971
#   Casey's General Stores, Inc.                            24,333    2,597,548
#*  CCA Industries, Inc.                                     7,270       25,809
*   Central Garden & Pet Co.                                27,336      874,752
*   Central Garden & Pet Co. Class A                        76,906    2,365,629
#*  Chefs' Warehouse, Inc. (The)                            47,787      692,911
#   Coca-Cola Bottling Co. Consolidated                     12,876    3,091,399

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc.                                 66,942 $1,171,485
*   Darling Ingredients, Inc.                                290,000  4,718,300
#   Dean Foods Co.                                           152,908  2,293,620
#   Energizer Holdings, Inc.                                 103,582  4,772,023
#*  Farmer Brothers Co.                                       31,433    979,138
    Fresh Del Monte Produce, Inc.                             91,186  4,693,343
#*  Hostess Brands, Inc.                                       5,715     87,325
*   HRG Group, Inc.                                           52,919    876,868
    Ingles Markets, Inc. Class A                              32,567    960,726
    Inter Parfums, Inc.                                       63,168  2,450,918
#*  Inventure Foods, Inc.                                      3,653     14,247
    J&J Snack Foods Corp.                                     26,004  3,416,926
#   John B. Sanfilippo & Son, Inc.                            30,057  1,933,266
    Lancaster Colony Corp.                                    38,638  4,737,792
*   Landec Corp.                                              73,930    909,339
*   Lifevantage Corp.                                          3,000     11,400
#*  Lifeway Foods, Inc.                                       30,128    276,274
    Limoneira Co.                                              5,602    127,502
    Mannatech, Inc.                                              840     13,650
    Medifast, Inc.                                            40,833  1,743,161
#   MGP Ingredients, Inc.                                     47,869  2,822,356
#   National Beverage Corp.                                   81,150  8,287,038
*   Natural Alternatives International, Inc.                  17,791    177,910
#*  Natural Grocers by Vitamin Cottage, Inc.                  10,781     94,981
    Nature's Sunshine Products, Inc.                           4,038     51,081
    Nu Skin Enterprises, Inc. Class A                         12,563    795,992
    Nutraceutical International Corp.                         27,069  1,131,484
    Oil-Dri Corp. of America                                  13,568    561,172
    Omega Protein Corp.                                       49,304    788,864
#   Orchids Paper Products Co.                                14,390    162,031
#*  Post Holdings, Inc.                                       14,973  1,245,754
#   PriceSmart, Inc.                                          41,997  3,538,247
#*  Primo Water Corp.                                         46,008    570,959
#*  Revlon, Inc. Class A                                      77,452  1,514,187
    Rocky Mountain Chocolate Factory, Inc.                    10,733    127,615
#   Sanderson Farms, Inc.                                     44,322  5,795,101
    Seaboard Corp.                                                99    423,225
*   Seneca Foods Corp. Class A                                19,421    557,383
*   Seneca Foods Corp. Class B                                 1,443     44,589
#*  Smart & Final Stores, Inc.                                10,892     93,671
#   Snyder's-Lance, Inc.                                     142,206  4,947,347
    SpartanNash Co.                                           76,960  2,134,870
*   SUPERVALU, Inc.                                          145,278    520,095
#   Tootsie Roll Industries, Inc.                             37,126  1,381,087
#*  TreeHouse Foods, Inc.                                     22,231  1,885,856
#*  United Natural Foods, Inc.                                62,532  2,409,358
    United-Guardian, Inc.                                     13,162    207,301
    Universal Corp.                                           33,750  2,158,312
#*  USANA Health Sciences, Inc.                               53,904  3,077,918
#   Vector Group, Ltd.                                       186,600  3,756,258
#   Village Super Market, Inc. Class A                        11,419    282,392
#   WD-40 Co.                                                 17,475  1,863,709

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc.                                      32,310 $  1,528,586
                                                                   ------------
Total Consumer Staples                                              111,758,079
                                                                   ------------
Energy -- (3.5%)
    Adams Resources & Energy, Inc.                           7,318      278,011
    Archrock, Inc.                                          79,065      865,762
#*  Atwood Oceanics, Inc.                                   92,122      724,079
*   Barnwell Industries, Inc.                                8,064       15,080
*   Basic Energy Services, Inc.                             11,583      259,459
#*  Bill Barrett Corp.                                     120,884      408,588
#   Bristow Group, Inc.                                     43,385      319,747
#*  Callon Petroleum Co.                                   157,437    1,782,187
#*  CARBO Ceramics, Inc.                                    12,224       86,424
#*  Clean Energy Fuels Corp.                                92,036      241,134
*   Cloud Peak Energy, Inc.                                 88,585      306,504
#*  CONSOL Energy, Inc.                                     42,479      711,948
*   Contango Oil & Gas Co.                                  40,383      242,298
#   CVR Energy, Inc.                                         5,515      104,289
*   Dawson Geophysical Co.                                  23,278       93,345
#   Delek US Holdings, Inc.                                156,490    4,085,954
#*  Denbury Resources, Inc.                                328,376      479,429
    DHT Holdings, Inc.                                     190,797      793,716
#*  Diamond Offshore Drilling, Inc.                         27,686      343,860
#*  Dorian LPG, Ltd.                                         2,604       18,749
#*  Dril-Quip, Inc.                                         76,826    3,426,440
#*  Eclipse Resources Corp.                                  8,853       24,877
*   ENGlobal Corp.                                          32,081       40,101
#   EnLink Midstream LLC                                   167,753    2,944,065
#   Ensco P.L.C. Class A                                   419,871    2,221,118
*   Era Group, Inc.                                         15,103      132,302
#   Evolution Petroleum Corp.                               21,474      184,676
*   Exterran Corp.                                          36,912    1,022,093
#*  Forum Energy Technologies, Inc.                        248,362    3,290,796
#   Frank's International NV                                19,487      157,845
#   GasLog, Ltd.                                            52,543      958,910
#*  Geospace Technologies Corp.                             15,583      239,822
    Green Plains, Inc.                                      69,992    1,382,342
    Gulf Island Fabrication, Inc.                           14,026      159,896
*   Gulfport Energy Corp.                                   12,319      155,466
    Hallador Energy Co.                                      2,560       17,638
*   Helix Energy Solutions Group, Inc.                     399,534    2,612,952
#*  Hornbeck Offshore Services, Inc.                        39,200       98,784
*   International Seaways, Inc.                              1,937       44,183
#*  Jones Energy, Inc. Class A                               6,741       10,112
#*  Kosmos Energy, Ltd.                                    454,861    3,002,083
#*  Laredo Petroleum, Inc.                                 354,186    4,590,251
*   Matrix Service Co.                                      73,284      758,489
#*  McDermott International, Inc.                          388,116    2,627,545
*   Mitcham Industries, Inc.                                19,337       76,768
#   Murphy Oil Corp.                                       114,500    3,043,410
#   Nabors Industries, Ltd.                                406,068    3,130,784
*   Natural Gas Services Group, Inc.                        29,473      735,351
*   Newpark Resources, Inc.                                296,750    2,477,863

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
#   Noble Corp. P.L.C.                                     600,691 $  2,402,764
#   Nordic American Offshore, Ltd.                             113          136
#*  Northern Oil and Gas, Inc.                               2,727        3,409
*   Oasis Petroleum, Inc.                                  225,714    1,756,055
#   Oceaneering International, Inc.                        116,861    2,997,485
#*  Oil States International, Inc.                          74,879    1,860,743
*   Overseas Shipholding Group, Inc. Class A                 5,814       17,907
*   Pacific Ethanol, Inc.                                   31,704      198,150
    Panhandle Oil and Gas, Inc. Class A                     33,766      742,852
#*  Par Pacific Holdings, Inc.                              28,123      503,683
*   Parker Drilling Co.                                    111,023      133,228
    Patterson-UTI Energy, Inc.                             207,410    4,011,309
#   PBF Energy, Inc. Class A                               219,562    4,999,427
#*  PDC Energy, Inc.                                        86,705    4,089,008
*   Peabody Energy Corp.                                    28,786      807,159
*   PHI, Inc. Non-Voting                                     3,569       34,619
*   Pioneer Energy Services Corp.                          130,091      286,200
*   QEP Resources, Inc.                                    111,614      956,532
#*  Renewable Energy Group, Inc.                           129,075    1,613,438
#*  Resolute Energy Corp.                                   21,544      731,634
*   REX American Resources Corp.                            18,425    1,842,132
*   Rice Energy, Inc.                                       34,644      968,993
#*  RigNet, Inc.                                            10,356      196,246
#*  Ring Energy, Inc.                                       54,977      718,000
#*  Rowan Cos. P.L.C. Class A                              165,605    1,932,610
#   RPC, Inc.                                              102,842    2,129,858
*   RSP Permian, Inc.                                       34,316    1,179,098
#   Scorpio Tankers, Inc.                                  154,485      573,139
*   SEACOR Holdings, Inc.                                   19,648      669,800
*   SEACOR Marine Holdings, Inc.                            19,754      288,013
#   SemGroup Corp. Class A                                  91,516    2,475,508
#   Ship Finance International, Ltd.                        79,086    1,075,570
#   SM Energy Co.                                          116,078    2,018,596
#*  SRC Energy, Inc.                                       494,381    4,207,182
#*  Superior Energy Services, Inc.                         285,513    3,072,120
#   Teekay Corp.                                            13,734      134,593
#   Teekay Tankers, Ltd. Class A                            85,177      153,319
#*  Tesco Corp.                                            109,687      504,560
*   TETRA Technologies, Inc.                               264,842      744,206
#*  Transocean, Ltd.                                         3,400       29,410
#*  Ultra Petroleum Corp.                                   71,588      736,641
#*  Unit Corp.                                             102,208    1,837,700
#*  Uranium Resources, Inc.                                  5,800        8,526
#   US Silica Holdings, Inc.                                 7,707      224,505
*   Westmoreland Coal Co.                                    9,378       40,419
#*  Whiting Petroleum Corp.                                530,702    2,786,185
*   Willbros Group, Inc.                                    46,709       95,286
    World Fuel Services Corp.                               14,654      473,910
#*  WPX Energy, Inc.                                       154,639    1,667,008
                                                                   ------------
Total Energy                                                        112,656,396
                                                                   ------------
Financials -- (17.8%)
    1st Constitution Bancorp                                   170        2,916

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    1st Source Corp.                                          55,678 $2,733,790
    A-Mark Precious Metals, Inc.                               9,855    148,515
    Access National Corp.                                     12,892    342,798
    ACNB Corp.                                                   896     25,491
*   Ambac Financial Group, Inc.                               47,151    963,295
    American Equity Investment Life Holding Co.               87,360  2,339,501
    American National Bankshares, Inc.                         6,436    242,959
#   American National Insurance Co.                            8,644  1,028,636
    American River Bankshares                                  2,368     33,034
    Ameris Bancorp                                            61,629  2,822,608
#   AMERISAFE, Inc.                                           46,837  2,704,837
    AmeriServ Financial, Inc.                                 55,911    220,848
#   Amtrust Financial Services, Inc.                          41,621    665,936
    Argo Group International Holdings, Ltd.                   52,342  3,137,903
    Arrow Financial Corp.                                     32,707  1,066,248
#   Artisan Partners Asset Management, Inc. Class A           37,605  1,250,366
    Aspen Insurance Holdings, Ltd.                           107,094  5,226,187
    Associated Banc-Corp                                     252,334  6,043,399
*   Asta Funding, Inc.                                         3,514     25,740
    Astoria Financial Corp.                                  194,618  3,927,391
    Atlantic American Corp.                                    4,900     17,640
*   Atlantic Coast Financial Corp.                             2,377     18,897
*   Atlanticus Holdings Corp.                                 19,846     49,020
*   Atlas Financial Holdings, Inc.                             5,764     89,054
    Auburn National Bancorporation, Inc.                         300     11,103
    Baldwin & Lyons, Inc. Class A                                550     12,815
    Baldwin & Lyons, Inc. Class B                             18,373    429,928
#   Banc of California, Inc.                                  41,095    844,502
    BancFirst Corp.                                           22,138  2,363,232
#*  Bancorp, Inc. (The)                                      102,716    796,049
    BancorpSouth, Inc.                                       203,866  6,126,173
    Bank Mutual Corp.                                         58,162    578,712
    Bank of Commerce Holdings                                    400      4,140
#   Bank of Hawaii Corp.                                      68,402  5,723,195
    Bank of Marin Bancorp                                      3,562    237,407
    BankFinancial Corp.                                       33,214    497,546
    Banner Corp.                                              47,446  2,740,955
    Bar Harbor Bankshares                                     16,635    463,950
    BCB Bancorp, Inc.                                          3,171     47,565
    Bear State Financial, Inc.                                   439      4,074
    Beneficial Bancorp, Inc.                                 119,215  1,859,754
*   Berkshire Bancorp, Inc.                                      150      1,714
    Berkshire Hills Bancorp, Inc.                             56,378  2,094,443
    BGC Partners, Inc. Class A                               315,778  3,981,961
    Blue Hills Bancorp, Inc.                                   3,834     72,654
#*  BofI Holding, Inc.                                       104,916  2,924,009
    Boston Private Financial Holdings, Inc.                  207,901  3,191,280
    Bridge Bancorp, Inc.                                       6,989    227,143
    Brookline Bancorp, Inc.                                  132,821  1,972,392
#   Bryn Mawr Bank Corp.                                      34,763  1,475,689
*   BSB Bancorp, Inc.                                            806     23,817
    C&F Financial Corp.                                          603     30,029
    California First National Bancorp                          3,097     51,565

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Camden National Corp.                                     23,069 $  968,898
    Canadian Imperial Bank of Commerce                        14,991  1,301,818
    Capital Bank Financial Corp. Class A                      49,546  1,882,748
    Capital City Bank Group, Inc.                              9,887    211,186
    Capitol Federal Financial, Inc.                          261,496  3,728,933
#   Carolina Financial Corp.                                   6,591    221,721
    Cathay General Bancorp                                   196,272  7,350,386
    CenterState Banks, Inc.                                   49,467  1,236,180
    Central Pacific Financial Corp.                           36,153  1,118,212
#   Central Valley Community Bancorp                             800     17,584
    Century Bancorp, Inc. Class A                              1,209     80,640
    Charter Financial Corp.                                    7,848    141,107
    Chemical Financial Corp.                                  65,622  3,162,324
#   Citizens & Northern Corp.                                  7,004    161,652
    Citizens Community Bancorp, Inc.                          18,282    255,034
    Citizens Holding Co.                                         592     14,593
#*  Citizens, Inc.                                           100,100    805,805
#   City Holding Co.                                          36,845  2,418,137
#   Civista Bancshares, Inc.                                   2,396     48,998
#   Clifton Bancorp, Inc.                                     53,560    893,916
    CNB Financial Corp.                                       12,380    326,337
    CNO Financial Group, Inc.                                336,171  7,691,592
    CoBiz Financial, Inc.                                     98,926  1,741,098
    Codorus Valley Bancorp, Inc.                               2,441     68,250
#   Cohen & Steers, Inc.                                      12,447    502,859
    Colony Bankcorp, Inc.                                      1,629     22,887
    Columbia Banking System, Inc.                            126,379  5,034,939
#   Community Bank System, Inc.                               83,836  4,602,596
*   Community Bankers Trust Corp.                              1,400     12,040
    Community Trust Bancorp, Inc.                             42,011  1,814,875
    Community West Bancshares                                  1,200     12,420
    ConnectOne Bancorp, Inc.                                  37,010    832,725
*   Consumer Portfolio Services, Inc.                         43,017    176,800
#*  Cowen, Inc.                                               37,869    605,904
    Crawford & Co. Class A                                    66,852    496,710
#   Crawford & Co. Class B                                    46,636    418,791
*   Credit Acceptance Corp.                                    4,645  1,157,070
*   CU Bancorp                                                 4,481    165,349
*   Customers Bancorp, Inc.                                   32,451    968,662
#   CVB Financial Corp.                                      189,760  4,087,430
    Diamond Hill Investment Group, Inc.                        6,604  1,304,290
    Dime Community Bancshares, Inc.                           81,765  1,700,712
    Donegal Group, Inc. Class A                               36,997    557,915
    Donegal Group, Inc. Class B                                  870     13,529
*   Donnelley Financial Solutions, Inc.                       25,588    593,642
*   Eagle Bancorp, Inc.                                       20,179  1,260,179
*   eHealth, Inc.                                             40,214    684,040
    EMC Insurance Group, Inc.                                 43,586  1,207,332
    Employers Holdings, Inc.                                  62,945  2,728,666
#*  Encore Capital Group, Inc.                                43,194  1,732,079
*   Enova International, Inc.                                 67,407    977,402
*   Enstar Group, Ltd.                                        17,850  3,616,410
#   Enterprise Bancorp, Inc.                                   3,627    122,556

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Enterprise Financial Services Corp.                       39,490 $1,561,830
    ESSA Bancorp, Inc.                                        11,338    167,236
#*  Essent Group, Ltd.                                           447     17,174
    Evans Bancorp, Inc.                                        1,635     66,626
    Evercore Partners, Inc. Class A                           53,675  4,221,539
#*  Ezcorp, Inc. Class A                                      69,018    538,340
    Fairfax Financial Holdings, Ltd.                             779    370,999
    Farmers Capital Bank Corp.                                 6,388    239,869
#   Farmers National Banc Corp.                                6,072     83,490
    FBL Financial Group, Inc. Class A                         40,672  2,761,629
#*  FCB Financial Holdings, Inc. Class A                      36,154  1,704,661
    Federal Agricultural Mortgage Corp. Class A                1,115     74,705
    Federal Agricultural Mortgage Corp. Class C               23,362  1,601,699
#   Federated Investors, Inc. Class B                        167,751  4,836,261
    Federated National Holding Co.                            22,136    352,405
#   Fidelity Southern Corp.                                   41,855    881,466
#   Financial Engines, Inc.                                   19,467    748,506
    Financial Institutions, Inc.                              28,837    847,808
*   First Acceptance Corp.                                    96,214     86,593
    First American Financial Corp.                            78,661  3,807,979
*   First BanCorp(318672706)                                 131,917    773,034
    First Bancorp(318910106)                                  23,060    721,778
    First Bancorp, Inc.                                        8,432    227,158
#   First Bancshares, Inc. (The)                                 300      8,325
#   First Bank                                                 2,901     37,278
    First Busey Corp.                                         66,188  1,935,337
    First Business Financial Services, Inc.                    3,430     72,922
    First Citizens BancShares, Inc. Class A                    3,945  1,451,839
    First Commonwealth Financial Corp.                       156,095  2,033,918
    First Community Bancshares, Inc.                          38,036  1,035,340
    First Connecticut Bancorp, Inc.                            7,526    192,666
    First Defiance Financial Corp.                            24,687  1,277,552
    First Financial Bancorp                                  105,801  2,708,506
#   First Financial Bankshares, Inc.                          62,558  2,705,634
    First Financial Corp.                                     25,478  1,173,262
    First Financial Northwest, Inc.                           27,065    444,137
#*  First Foundation, Inc.                                     7,818    135,564
#   First Horizon National Corp.                             295,720  5,154,400
    First Internet Bancorp                                       406     13,378
    First Interstate Bancsystem, Inc. Class A                 50,891  1,860,066
    First Merchants Corp.                                     71,810  2,903,996
    First Midwest Bancorp, Inc.                              158,066  3,510,646
*   First Northwest Bancorp                                      793     12,093
    First of Long Island Corp. (The)                          13,186    368,549
    First South Bancorp, Inc.                                  3,490     60,063
*   First United Corp.                                         1,912     28,871
    FirstCash, Inc.                                           83,455  4,852,908
*   Flagstar Bancorp, Inc.                                    54,290  1,767,682
    Flushing Financial Corp.                                  76,944  2,195,212
    FNB Corp.                                                428,105  5,865,038
*   FNFV Group                                                 6,727    116,041
#*  Franklin Financial Network, Inc.                           2,239     77,357
    Fulton Financial Corp.                                   353,155  6,445,079

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Gain Capital Holdings, Inc.                               45,587 $  305,889
    GAMCO Investors, Inc. Class A                              5,266    161,719
*   Genworth Financial, Inc. Class A                           6,100     20,923
#   German American Bancorp, Inc.                             50,307  1,802,500
#   Glacier Bancorp, Inc.                                    134,100  4,682,772
*   Global Indemnity, Ltd.                                    23,351    905,085
    Great Southern Bancorp, Inc.                              30,992  1,610,034
#   Great Western Bancorp, Inc.                               19,797    772,281
*   Green Bancorp, Inc.                                       11,606    260,555
#*  Green Dot Corp. Class A                                   84,511  3,400,723
#   Greenhill & Co., Inc.                                     30,324    560,994
#*  Greenlight Capital Re, Ltd. Class A                       51,099  1,093,519
    Guaranty Bancorp                                          26,877    716,272
    Guaranty Federal Bancshares, Inc.                          2,022     43,473
*   Hallmark Financial Services, Inc.                         32,044    360,495
    Hancock Holding Co.                                      121,742  5,600,132
    Hanmi Financial Corp.                                     80,861  2,316,668
    Hanover Insurance Group, Inc. (The)                       50,999  4,837,765
#   Hawthorn Bancshares, Inc.                                  2,033     41,321
#   HCI Group, Inc.                                           31,280  1,410,415
    Heartland Financial USA, Inc.                             42,716  2,011,924
    Hennessy Advisors, Inc.                                    2,761     43,734
    Heritage Commerce Corp.                                   66,105    918,198
    Heritage Financial Corp.                                  40,972  1,114,438
#   Heritage Insurance Holdings, Inc.                         18,345    231,330
    Hilltop Holdings, Inc.                                   197,180  4,935,415
    Hingham Institution for Savings                              883    156,203
*   HMN Financial, Inc.                                        2,746     49,428
    Home Bancorp, Inc.                                         1,082     43,843
#   Home BancShares, Inc.                                    237,604  5,892,579
*   HomeStreet, Inc.                                          45,893  1,204,691
*   HomeTrust Bancshares, Inc.                                 7,702    186,003
    Hope Bancorp, Inc.                                       309,896  5,463,466
    HopFed Bancorp, Inc.                                       5,577     81,313
    Horace Mann Educators Corp.                               77,779  2,870,045
#   Horizon Bancorp                                           13,582    358,157
    Iberiabank Corp.                                          47,728  3,858,809
#*  Impac Mortgage Holdings, Inc.                              1,592     23,418
    Independent Bank Corp.(453836108)                         43,062  3,072,474
    Independent Bank Corp.(453838609)                         21,971    465,785
    Independent Bank Group, Inc.                               5,125    309,294
    Infinity Property & Casualty Corp.                        17,124  1,713,256
#   Interactive Brokers Group, Inc. Class A                  114,563  4,588,248
    International Bancshares Corp.                           107,214  3,795,376
*   INTL. FCStone, Inc.                                       33,417  1,307,607
    Investar Holding Corp.                                       678     15,357
    Investment Technology Group, Inc.                         71,938  1,587,672
#   Investors Title Co.                                        1,559    275,195
    James River Group Holdings, Ltd.                             257     10,321
#*  Janus Henderson Group P.L.C.                             133,747  4,479,187
    Kearny Financial Corp.                                    84,846  1,238,752
    Kemper Corp.                                              75,283  2,954,858
    Kentucky First Federal Bancorp                             3,402     33,340

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Kingstone Cos., Inc.                                       6,523 $  107,630
*   Ladenburg Thalmann Financial Services, Inc.               60,639    138,257
    Lake Shore Bancorp, Inc.                                     338      5,340
#   Lakeland Bancorp, Inc.                                    68,548  1,326,404
    Lakeland Financial Corp.                                  60,442  2,780,332
    Landmark Bancorp, Inc.                                     2,847     84,414
    LCNB Corp.                                                 1,472     29,514
#   LegacyTexas Financial Group, Inc.                         81,712  3,163,889
    Legg Mason, Inc.                                          36,052  1,442,441
#*  LendingTree, Inc.                                         16,526  3,645,636
    LPL Financial Holdings, Inc.                               9,991    457,188
    Macatawa Bank Corp.                                       53,655    517,771
    Mackinac Financial Corp.                                   7,750    112,685
*   Magyar Bancorp, Inc.                                         809     10,339
    Maiden Holdings, Ltd.                                    109,686  1,217,515
    MainSource Financial Group, Inc.                          45,798  1,600,182
#   Manning & Napier, Inc.                                    12,695     51,415
    Marlin Business Services Corp.                            32,483    844,558
    MB Financial, Inc.                                       116,443  4,762,519
#*  MBIA, Inc.                                               195,999  1,993,310
#   MBT Financial Corp.                                       10,204     97,958
    Mercantile Bank Corp.                                     14,511    461,740
#   Mercury General Corp.                                     77,822  4,660,760
    Meridian Bancorp, Inc.                                    88,623  1,564,196
    Meta Financial Group, Inc.                                11,924    850,181
*   MGIC Investment Corp.                                    216,764  2,529,636
    MidSouth Bancorp, Inc.                                    11,037    124,166
    MidWestOne Financial Group, Inc.                           4,919    169,312
    Moelis & Co. Class A                                      15,535    635,382
    Morningstar, Inc.                                          3,116    257,288
    MutualFirst Financial, Inc.                                6,352    221,685
    National Bank Holdings Corp. Class A                      38,446  1,312,162
    National Bankshares, Inc.                                    569     21,907
#*  National Commerce Corp.                                      367     14,717
    National General Holdings Corp.                           43,958    932,349
    National Security Group, Inc. (The)                        1,000     13,645
    National Western Life Group, Inc. Class A                  1,800    605,862
#*  Nationstar Mortgage Holdings, Inc.                         1,385     24,695
    Navigators Group, Inc. (The)                              46,470  2,648,790
#   NBT Bancorp, Inc.                                         65,978  2,384,445
    Nelnet, Inc. Class A                                      59,149  2,903,624
    NewStar Financial, Inc.                                  110,612  1,210,095
*   Nicholas Financial, Inc.                                   9,480     83,424
*   Nicolet Bankshares, Inc.                                     200     10,834
*   NMI Holdings, Inc. Class A                                25,228    297,690
    Northeast Bancorp                                            743     15,975
#   Northfield Bancorp, Inc.                                  78,040  1,310,292
    Northrim BanCorp, Inc.                                     7,595    221,394
    Northwest Bancshares, Inc.                               214,988  3,461,307
#   Norwood Financial Corp.                                      633     27,118
    OceanFirst Financial Corp.                                50,311  1,362,422
#*  Ocwen Financial Corp.                                     62,166    178,416
    OFG Bancorp                                               66,500    668,325

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
#   Ohio Valley Banc Corp.                                       600 $   20,310
    Old Line Bancshares, Inc.                                  4,623    125,191
    Old National Bancorp                                     190,552  3,105,998
    Old Second Bancorp, Inc.                                  12,784    151,490
    OM Asset Management P.L.C.                               155,056  2,336,694
    OneBeacon Insurance Group, Ltd. Class A                   39,902    731,005
#*  OneMain Holdings, Inc.                                    11,154    298,258
    Oppenheimer Holdings, Inc. Class A                         8,285    130,489
    Opus Bank                                                 19,518    464,528
    Oritani Financial Corp.                                   82,720  1,373,152
    Pacific Continental Corp.                                 45,415  1,153,541
*   Pacific Mercantile Bancorp                                29,836    235,704
*   Pacific Premier Bancorp, Inc.                             40,410  1,450,719
    Park National Corp.                                       16,584  1,638,002
    Park Sterling Corp.                                       65,190    757,508
    Parke Bancorp, Inc.                                          559     11,292
    Peapack Gladstone Financial Corp.                         11,595    362,576
    Penns Woods Bancorp, Inc.                                  3,302    141,491
#*  PennyMac Financial Services, Inc. Class A                  3,130     54,462
#   People's United Financial, Inc.                           39,774    693,659
    People's Utah Bancorp                                      4,273    118,789
    Peoples Bancorp of North Carolina, Inc.                      986     31,177
    Peoples Bancorp, Inc.                                     22,352    728,675
*   PHH Corp.                                                 72,933  1,005,017
    Pinnacle Financial Partners, Inc.                         99,359  6,349,040
    Piper Jaffray Cos.                                        17,595  1,097,928
    PJT Partners, Inc. Class A                                 5,307    230,218
    Popular, Inc.                                             62,213  2,621,656
#*  Porter Bancorp, Inc.                                         857      9,530
#*  PRA Group, Inc.                                           75,583  2,962,854
    Preferred Bank                                            17,130    961,850
    Premier Financial Bancorp, Inc.                            8,798    167,162
#   Primerica, Inc.                                           81,641  6,617,003
    ProAssurance Corp.                                        98,470  6,085,446
    Prosperity Bancshares, Inc.                                8,768    562,029
    Provident Financial Holdings, Inc.                         6,061    115,159
    Provident Financial Services, Inc.                       105,610  2,800,777
    Prudential Bancorp, Inc.                                   1,711     29,378
    Pzena Investment Management, Inc. Class A                 19,862    209,544
    QCR Holdings, Inc.                                         7,838    360,156
    Radian Group, Inc.                                       324,032  5,644,637
*   Regional Management Corp.                                 13,757    330,030
    Renasant Corp.                                            89,980  3,814,252
    Republic Bancorp, Inc. Class A                            38,576  1,384,878
#*  Republic First Bancorp, Inc.                              20,629    183,598
    Riverview Bancorp, Inc.                                   13,038     98,958
#   RLI Corp.                                                 70,858  4,114,015
*   Royal Bancshares of Pennsylvania, Inc. Class A            13,432     57,623
    S&T Bancorp, Inc.                                         62,285  2,359,356
*   Safeguard Scientifics, Inc.                               61,175    727,983
    Safety Insurance Group, Inc.                              35,435  2,514,113
    Salisbury Bancorp, Inc.                                      551     23,307

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
#   Sandy Spring Bancorp, Inc.                                56,056 $2,244,482
*   Seacoast Banking Corp. of Florida                         41,244    963,872
*   Security National Financial Corp. Class A                  3,323     21,101
*   Select Bancorp, Inc.                                       2,536     30,026
#   Selective Insurance Group, Inc.                           89,345  4,525,324
#   ServisFirst Bancshares, Inc.                              49,578  1,801,665
    Shore Bancshares, Inc.                                     1,596     26,956
    SI Financial Group, Inc.                                  36,059    557,112
    Siebert Financial Corp.                                    7,500     30,075
    Sierra Bancorp                                            22,084    605,102
    Silvercrest Asset Management Group, Inc. Class A           2,711     34,294
#   Simmons First National Corp. Class A                      47,535  2,593,034
#   South State Corp.                                         44,862  3,757,192
*   Southern First Bancshares, Inc.                            4,935    181,855
    Southern Missouri Bancorp, Inc.                            2,222     72,015
    Southern National Bancorp of Virginia, Inc.                3,360     56,851
#   Southside Bancshares, Inc.                                56,225  1,952,694
    Southwest Bancorp, Inc.                                   39,847  1,040,007
    Southwest Georgia Financial Corp.                          1,439     28,348
#   State Auto Financial Corp.                                35,880    925,345
    State Bank Financial Corp.                                29,535    810,736
    State National Cos., Inc.                                 20,184    421,442
#   Sterling Bancorp                                         292,357  6,753,447
    Stewart Information Services Corp.                        48,701  1,913,949
*   Stifel Financial Corp.                                    65,436  3,327,421
    Stock Yards Bancorp, Inc.                                 46,692  1,673,908
    Stonegate Bank                                             6,197    288,470
    Summit Financial Group, Inc.                               1,045     22,771
    Summit State Bank                                          1,000     13,000
    Sun Bancorp, Inc.                                         20,447    497,884
#   Sussex Bancorp                                             1,111     26,664
    Synovus Financial Corp.                                   31,290  1,360,489
    TCF Financial Corp.                                      354,252  5,583,012
    Territorial Bancorp, Inc.                                 20,417    615,164
#*  Texas Capital Bancshares, Inc.                            70,684  5,538,091
*   Third Point Reinsurance, Ltd.                             17,791    258,859
    Timberland Bancorp, Inc.                                   7,880    212,445
    Tiptree, Inc.                                             58,786    402,684
#   Tompkins Financial Corp.                                  26,932  2,119,818
#   Towne Bank                                                72,517  2,269,782
    Trico Bancshares                                          34,902  1,287,884
#*  TriState Capital Holdings, Inc.                           23,618    543,214
    TrustCo Bank Corp. NY                                    190,828  1,583,872
    Trustmark Corp.                                          123,828  3,957,543
#   UMB Financial Corp.                                       77,529  5,400,670
    Umpqua Holdings Corp.                                     71,678  1,328,910
*   Unico American Corp.                                       4,300     39,990
    Union Bankshares Corp.                                    91,372  2,822,481
    United Bancshares, Inc.                                      110      2,464
#   United Bankshares, Inc.                                  162,418  5,603,421
#   United Community Banks, Inc.                              84,057  2,333,422
    United Community Financial Corp.                          46,769    430,275
    United Financial Bancorp, Inc.                           147,770  2,673,159

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    United Fire Group, Inc.                                 39,695 $  1,791,038
#   United Insurance Holdings Corp.                         53,325      851,067
    United Security Bancshares                               7,256       68,206
    Unity Bancorp, Inc.                                      7,598      140,563
    Universal Insurance Holdings, Inc.                      95,055    2,267,062
    Univest Corp. of Pennsylvania                           36,990    1,128,195
    Validus Holdings, Ltd.                                   8,280      445,381
#   Valley National Bancorp                                555,117    6,594,790
    Value Line, Inc.                                         4,136       73,166
*   Veritex Holdings, Inc.                                   3,033       80,829
#   Virtu Financial, Inc. Class A                            5,767       95,444
#   Virtus Investment Partners, Inc.                        22,448    2,644,374
#   Waddell & Reed Financial, Inc. Class A                   9,551      197,419
*   Walker & Dunlop, Inc.                                   57,225    2,875,556
    Washington Federal, Inc.                               213,015    7,125,352
    Washington Trust Bancorp, Inc.                          37,710    2,053,310
    WashingtonFirst Bankshares, Inc.                           958       32,802
    Waterstone Financial, Inc.                              83,681    1,577,387
    Wayne Savings Bancshares, Inc.                             132        2,297
#   Webster Financial Corp.                                125,318    6,507,764
    WesBanco, Inc.                                          73,627    2,814,760
    West Bancorporation, Inc.                               44,860    1,031,780
#   Westamerica Bancorporation                              36,473    1,995,803
*   Western Alliance Bancorp                               103,252    5,201,836
    Western New England Bancorp, Inc.                       39,660      394,617
#   Westwood Holdings Group, Inc.                           17,956    1,058,506
    Wintrust Financial Corp.                                82,462    6,210,213
#   WisdomTree Investments, Inc.                           126,705    1,322,800
*   World Acceptance Corp.                                  21,517    1,626,040
    WSFS Financial Corp.                                    31,126    1,405,339
    WVS Financial Corp.                                        700       11,239
*   Xenith Bankshares, Inc.                                    458       12,906
                                                                   ------------
Total Financials                                                    578,830,328
                                                                   ------------
Health Care -- (7.4%)
#   Abaxis, Inc.                                            20,277      953,019
*   Accuray, Inc.                                           81,728      347,344
    Aceto Corp.                                             70,011    1,181,786
#*  Acorda Therapeutics, Inc.                               18,229      394,658
#*  Adamas Pharmaceuticals, Inc.                             6,888      119,507
*   Addus HomeCare Corp.                                    32,672    1,109,214
*   Akorn, Inc.                                             45,613    1,533,509
#*  Albany Molecular Research, Inc.                         84,130    1,828,986
#*  Alder Biopharmaceuticals, Inc.                          33,768      363,006
*   Aldeyra Therapeutics, Inc.                               2,500       11,875
*   Alere, Inc.                                             40,491    2,040,341
*   Alliance HealthCare Services, Inc.                       8,794      116,521
*   Allscripts Healthcare Solutions, Inc.                  324,401    3,993,376
*   Almost Family, Inc.                                     31,609    1,563,065
#*  AMAG Pharmaceuticals, Inc.                              18,629      366,060
#*  Amedisys, Inc.                                          66,217    3,136,037
#*  AMN Healthcare Services, Inc.                           86,819    3,203,621
#*  Amphastar Pharmaceuticals, Inc.                         61,154    1,056,741

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
    Analogic Corp.                                            19,018 $1,335,064
*   AngioDynamics, Inc.                                       56,468    917,605
#*  ANI Pharmaceuticals, Inc.                                 22,982  1,119,913
#*  Anika Therapeutics, Inc.                                  49,266  2,520,449
*   Applied Genetic Technologies Corp.                         2,700     12,825
*   Aptevo Therapeutics, Inc.                                 35,902     66,060
#*  Aralez Pharmaceuticals, Inc.                              18,855     22,815
#*  Aratana Therapeutics, Inc.                                26,132    176,391
*   Assembly Biosciences, Inc.                                 2,702     60,552
#*  Atara Biotherapeutics, Inc.                                3,802     57,981
    Atrion Corp.                                               3,399  2,148,848
*   Auxilio, Inc.                                              2,800     13,496
#*  BioScrip, Inc.                                             5,314     15,357
*   BioSpecifics Technologies Corp.                           18,084    879,787
#*  BioTelemetry, Inc.                                       102,457  3,504,029
*   Bovie Medical Corp.                                       18,586     47,023
#*  Brookdale Senior Living, Inc.                            223,688  3,176,370
*   Cambrex Corp.                                             72,842  4,443,362
    Cantel Medical Corp.                                      83,217  6,174,701
#*  Capital Senior Living Corp.                               92,107  1,271,077
#*  Cascadian Therapeutics, Inc.                               2,700     11,043
*   Catalyst Biosciences, Inc.                                 7,370     30,438
#*  Celldex Therapeutics, Inc.                                74,811    171,317
*   Cellular Biomedicine Group, Inc.                             367      3,156
*   Charles River Laboratories International, Inc.            47,327  4,647,511
#   Chemed Corp.                                              24,202  4,779,895
#*  Chimerix, Inc.                                            54,820    272,455
#*  Community Health Systems, Inc.                            24,516    175,289
#   Computer Programs & Systems, Inc.                         14,301    438,326
*   Concert Pharmaceuticals, Inc.                             20,014    288,802
    CONMED Corp.                                              47,238  2,424,254
#*  Corcept Therapeutics, Inc.                                 8,480    105,746
*   CorVel Corp.                                              44,234  2,103,327
*   Cross Country Healthcare, Inc.                            43,807    515,170
*   CryoLife, Inc.                                           101,614  1,905,262
*   Cumberland Pharmaceuticals, Inc.                          38,108    256,086
*   Cutera, Inc.                                              35,410    922,431
#*  Cyclacel Pharmaceuticals, Inc.                             1,633      2,727
*   Cytokinetics, Inc.                                        63,202    887,988
#*  Depomed, Inc.                                            186,091  1,918,598
#*  Dicerna Pharmaceuticals, Inc.                              5,800     21,808
    Digirad Corp.                                             40,501    166,054
#*  Eiger BioPharmaceuticals, Inc.                             3,400     29,580
*   Electromed, Inc.                                           5,621     34,625
#*  Emergent BioSolutions, Inc.                               69,905  2,542,445
*   Enanta Pharmaceuticals, Inc.                              52,726  2,009,388
#*  Endo International P.L.C.                                  1,085     11,957
#   Ensign Group, Inc. (The)                                  77,518  1,734,078
*   Enzo Biochem, Inc.                                       126,223  1,369,520
#*  Esperion Therapeutics, Inc.                               16,863    763,725
*   Exactech, Inc.                                            29,129    849,110
*   Five Prime Therapeutics, Inc.                             16,278    458,063
#*  Fluidigm Corp.                                            11,092     41,706

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
*   FONAR Corp.                                                  620 $   15,934
#*  Genocea Biosciences, Inc.                                 25,150    143,104
#*  Globus Medical, Inc. Class A                              89,298  2,745,913
*   Haemonetics Corp.                                         60,790  2,500,293
#*  Halyard Health, Inc.                                      78,535  3,158,678
*   Harvard Bioscience, Inc.                                  56,798    159,034
#*  HealthEquity, Inc.                                        23,878  1,095,284
*   HealthStream, Inc.                                        59,755  1,411,413
#*  Heska Corp.                                               17,050  1,867,657
    Hill-Rom Holdings, Inc.                                   87,296  6,505,298
*   HMS Holdings Corp.                                        80,062  1,607,645
#*  Horizon Pharma P.L.C.                                        741      8,877
*   Icad, Inc.                                                 2,400      9,360
#*  ICU Medical, Inc.                                         24,253  4,169,091
#*  Ignyta, Inc.                                               2,777     26,382
#*  Impax Laboratories, Inc.                                 131,242  2,539,533
*   INC Research Holdings, Inc. Class A                       90,634  4,984,870
*   Infinity Pharmaceuticals, Inc.                             8,412     12,029
*   InfuSystem Holdings, Inc.                                  3,700      6,845
*   Innoviva, Inc.                                            44,340    608,345
*   Inogen, Inc.                                              10,556    996,275
*   Insys Therapeutics, Inc.                                  34,000    389,640
*   Integer Holdings Corp.                                    61,421  2,813,082
#*  Integra LifeSciences Holdings Corp.                      104,090  5,169,109
#*  Intra-Cellular Therapies, Inc.                            18,016    208,445
#   Invacare Corp.                                            53,961    844,490
*   IRIDEX Corp.                                              11,951    112,339
#*  K2M Group Holdings, Inc.                                   5,602    136,297
*   Karyopharm Therapeutics, Inc.                             10,305     86,974
    Kewaunee Scientific Corp.                                  2,424     61,327
*   Kindred Biosciences, Inc.                                 58,443    426,634
    Kindred Healthcare, Inc.                                 126,005  1,127,745
    Landauer, Inc.                                            16,164    880,130
#*  Lannett Co., Inc.                                         69,926  1,422,994
*   Lantheus Holdings, Inc.                                   38,305    706,727
#   LeMaitre Vascular, Inc.                                   68,787  2,481,147
*   LHC Group, Inc.                                           30,542  1,768,382
*   LifePoint Health, Inc.                                    76,452  4,541,249
#*  Ligand Pharmaceuticals, Inc.                              21,940  2,652,765
#*  Lipocine, Inc.                                             7,698     39,029
*   LivaNova P.L.C.                                           47,657  2,904,218
    Luminex Corp.                                             35,401    723,242
#*  MacroGenics, Inc.                                         16,637    274,843
*   Magellan Health, Inc.                                     46,779  3,487,374
*   Masimo Corp.                                              61,683  5,835,212
#*  Medicines Co. (The)                                        5,226    200,940
#*  MediciNova, Inc.                                           3,294     17,162
#   Meridian Bioscience, Inc.                                100,946  1,367,818
*   Merit Medical Systems, Inc.                               73,976  3,033,016
#*  Micron Solutions, Inc.                                     6,700     26,532
#*  Mirati Therapeutics, Inc.                                  1,969      9,845
*   Misonix, Inc.                                              1,809     15,377
#*  Molina Healthcare, Inc.                                   83,231  5,559,831

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
#*  Myriad Genetics, Inc.                                    100,045 $2,428,092
    National HealthCare Corp.                                 24,420  1,591,451
    National Research Corp. Class A                           36,404  1,070,278
    National Research Corp. Class B                            5,881    296,638
*   Natus Medical, Inc.                                       81,179  2,857,501
*   Neogen Corp.                                              38,367  2,527,234
#*  NeoGenomics, Inc.                                         29,008    274,126
*   Neurotrope, Inc.                                           1,700      7,888
*   NuVasive, Inc.                                            67,327  4,429,443
#*  Nuvectra Corp.                                            29,708    346,395
#*  Omnicell, Inc.                                            93,919  4,658,382
*   OraSure Technologies, Inc.                               184,502  3,236,165
*   Orthofix International NV                                 41,036  1,780,142
#*  Otonomy, Inc.                                             14,845    279,086
#   Owens & Minor, Inc.                                      112,431  3,623,651
*   PAREXEL International Corp.                               71,310  6,241,051
#   PDL BioPharma, Inc.                                      116,390    264,205
#*  Pfenex, Inc.                                               3,793     16,500
*   PharMerica Corp.                                          58,383  1,468,332
    Phibro Animal Health Corp. Class A                         1,500     57,300
#*  Prestige Brands Holdings, Inc.                           110,081  5,903,644
*   Providence Service Corp. (The)                            36,017  1,856,316
    Psychemedics Corp.                                         3,560     90,994
#*  PTC Therapeutics, Inc.                                    31,950    658,809
*   Quality Systems, Inc.                                     13,650    233,415
#*  Quidel Corp.                                              56,818  1,817,608
*   R1 RCM, Inc.                                               9,709     32,914
*   RadNet, Inc.                                              88,388    680,588
#*  Recro Pharma, Inc.                                        12,141     92,393
#*  Repligen Corp.                                            70,302  2,831,062
#*  Retrophin, Inc.                                           44,081    892,199
*   RTI Surgical, Inc.                                       100,996    575,677
*   Sangamo Therapeutics, Inc.                                46,998    404,183
*   SciClone Pharmaceuticals, Inc.                           158,494  1,735,509
#*  SeaSpine Holdings Corp.                                   16,173    182,431
*   Select Medical Holdings Corp.                            206,482  3,345,008
    Simulations Plus, Inc.                                    10,758    159,218
*   Spectrum Pharmaceuticals, Inc.                           146,219  1,090,794
#*  Stemline Therapeutics, Inc.                               13,186    121,311
#*  Sucampo Pharmaceuticals, Inc. Class A                     75,297    816,972
*   Supernus Pharmaceuticals, Inc.                            28,472  1,151,692
*   Surmodics, Inc.                                           43,581  1,146,180
#*  Tenet Healthcare Corp.                                   168,410  2,921,913
*   Tetraphase Pharmaceuticals, Inc.                          79,281    518,498
*   Tivity Health, Inc.                                       75,463  2,992,108
#*  Trevena, Inc.                                             95,385    248,955
*   Triple-S Management Corp. Class B                         36,746    568,828
    US Physical Therapy, Inc.                                 29,093  1,835,768
    Utah Medical Products, Inc.                                9,884    682,984
#*  Voyager Therapeutics, Inc.                                 1,700     14,008
*   Wright Medical Group NV                                    5,877    154,389
*   Zafgen, Inc.                                              12,398     41,905

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
*   Zogenix, Inc.                                           36,081 $    432,972
                                                                   ------------
Total Health Care                                                   240,755,131
                                                                   ------------
Industrials -- (16.6%)
#   AAON, Inc.                                             102,100    3,450,980
    AAR Corp.                                               58,300    2,180,420
    ABM Industries, Inc.                                   105,080    4,688,670
*   Acacia Research Corp.                                   75,278      259,709
*   ACCO Brands Corp.                                      196,834    2,293,116
    Acme United Corp.                                        9,989      276,396
#   Actuant Corp. Class A                                   92,861    2,247,236
*   Advisory Board Co. (The)                                32,473    1,824,983
*   Aegion Corp.                                            68,967    1,651,070
*   Aerojet Rocketdyne Holdings, Inc.                      106,243    2,491,398
#*  Aerovironment, Inc.                                     44,904    1,696,922
#   Air Lease Corp.                                         76,990    3,047,264
*   Air Transport Services Group, Inc.                     128,664    3,134,255
    Alamo Group, Inc.                                       26,875    2,499,644
    Albany International Corp. Class A                      48,957    2,619,199
#   Allegiant Travel Co.                                    24,377    3,150,727
    Allied Motion Technologies, Inc.                        23,886      706,787
    Altra Industrial Motion Corp.                           66,444    2,960,080
    AMERCO                                                  14,826    5,760,791
*   Ameresco, Inc. Class A                                   5,434       35,593
#   American Railcar Industries, Inc.                       53,313    1,960,319
*   American Woodmark Corp.                                 33,085    3,247,293
*   AMREP Corp.                                              2,776       19,099
#   Apogee Enterprises, Inc.                                71,177    3,707,610
    Applied Industrial Technologies, Inc.                   61,312    3,464,128
*   ARC Document Solutions, Inc.                            50,518      174,792
    ArcBest Corp.                                           49,492    1,375,878
    Argan, Inc.                                             35,728    2,302,670
*   Armstrong Flooring, Inc.                                40,587      704,590
#*  Armstrong World Industries, Inc.                        64,806    3,146,331
*   Arotech Corp.                                            4,464       16,070
    Astec Industries, Inc.                                  37,599    1,890,102
*   Astronics Corp.                                         30,147      881,800
#*  Astronics Corp. Class B                                  3,707      108,708
*   Atlas Air Worldwide Holdings, Inc.                      35,913    2,133,232
#*  Avis Budget Group, Inc.                                141,110    4,343,366
#*  Axon Enterprise, Inc.                                  117,616    2,892,177
    AZZ, Inc.                                               40,206    2,038,444
#*  Babcock & Wilcox Enterprises, Inc.                      42,494      446,187
    Barnes Group, Inc.                                      88,315    5,314,797
    Barrett Business Services, Inc.                         12,685      698,056
*   Beacon Roofing Supply, Inc.                             93,437    4,291,561
    BG Staffing, Inc.                                        1,100       18,326
*   Blue Bird Corp.                                          1,799       31,932
#*  BlueLinx Holdings, Inc.                                  6,070       63,432
#*  BMC Stock Holdings, Inc.                                11,513      253,286
    Brady Corp. Class A                                     53,643    1,780,948
    Briggs & Stratton Corp.                                 78,708    1,843,341
    Brink's Co. (The)                                       60,744    4,747,144

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#*  Builders FirstSource, Inc.                               115,936 $1,816,717
    BWX Technologies, Inc.                                    81,265  4,281,040
*   CAI International, Inc.                                   29,554    775,201
*   Casella Waste Systems, Inc. Class A                      129,245  2,168,731
*   CBIZ, Inc.                                               126,222  1,874,397
*   CDI Corp.                                                 27,084    223,443
    CECO Environmental Corp.                                  57,039    550,997
#   Celadon Group, Inc.                                       72,733    330,935
#*  Cenveo, Inc.                                               1,680     10,080
*   Chart Industries, Inc.                                    63,583  2,161,822
#   Chicago Bridge & Iron Co. NV                              89,401  1,675,375
    Chicago Rivet & Machine Co.                                  841     30,898
    CIRCOR International, Inc.                                26,616  1,332,397
#*  Clean Harbors, Inc.                                       71,561  4,064,665
    Columbus McKinnon Corp.                                   45,359  1,170,262
    Comfort Systems USA, Inc.                                 81,966  2,729,468
#*  Command Security Corp.                                    11,180     35,441
*   Commercial Vehicle Group, Inc.                            32,788    287,879
    CompX International, Inc.                                  2,107     30,552
*   Continental Building Products, Inc.                       37,208    818,576
*   Continental Materials Corp.                                  135      3,011
    Copa Holdings SA Class A                                  45,699  5,733,397
#   Covanta Holding Corp.                                    196,365  2,965,111
*   Covenant Transportation Group, Inc. Class A               33,399    626,231
#*  CPI Aerostructures, Inc.                                  13,626    129,447
    CRA International, Inc.                                   20,118    780,780
    Crane Co.                                                 46,833  3,535,891
*   CSW Industrials, Inc.                                        518     20,228
    Cubic Corp.                                               38,638  1,841,101
    Curtiss-Wright Corp.                                      52,878  5,098,497
#   Deluxe Corp.                                              66,377  4,792,419
*   DigitalGlobe, Inc.                                        75,202  2,624,550
    DMC Global, Inc.                                          22,988    319,533
    Douglas Dynamics, Inc.                                    77,381  2,460,716
*   Ducommun, Inc.                                            21,433    620,700
*   DXP Enterprises, Inc.                                     34,946    999,106
#*  Dycom Industries, Inc.                                    72,056  6,528,274
    Eastern Co. (The)                                          4,559    132,667
#*  Echo Global Logistics, Inc.                               50,637    691,195
    Ecology and Environment, Inc. Class A                        920     11,500
    EMCOR Group, Inc.                                         88,383  5,965,852
    Encore Wire Corp.                                         41,411  1,846,931
    EnerSys                                                   68,976  4,984,896
*   Engility Holdings, Inc.                                   44,886  1,309,325
    Ennis, Inc.                                               59,205  1,139,696
    EnPro Industries, Inc.                                    41,842  3,222,671
#   EnviroStar, Inc.                                             837     21,218
    ESCO Technologies, Inc.                                   41,752  2,576,098
    Espey Manufacturing & Electronics Corp.                    5,593    125,675
    Essendant, Inc.                                           72,761    908,057
*   Esterline Technologies Corp.                              47,693  4,602,374
#*  ExOne Co. (The)                                            1,980     22,315
#   Exponent, Inc.                                            41,202  2,686,370

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Federal Signal Corp.                                     148,867 $2,754,039
    Forward Air Corp.                                         44,670  2,315,246
#*  Franklin Covey Co.                                        41,960    782,554
    Franklin Electric Co., Inc.                               68,182  2,754,553
    FreightCar America, Inc.                                  22,252    365,823
*   FTI Consulting, Inc.                                      76,280  2,502,747
#*  FuelCell Energy, Inc.                                     14,921     23,128
#   GATX Corp.                                                50,628  3,130,329
*   Gencor Industries, Inc.                                   16,411    263,397
#*  Generac Holdings, Inc.                                    73,085  2,628,867
#   General Cable Corp.                                       46,818    903,587
*   Gibraltar Industries, Inc.                                65,935  1,968,160
    Global Brass & Copper Holdings, Inc.                      65,930  2,113,056
*   Goldfield Corp. (The)                                     83,139    424,009
    Gorman-Rupp Co. (The)                                     63,308  1,913,168
*   GP Strategies Corp.                                       48,022  1,375,830
    Graham Corp.                                              22,927    458,769
#   Granite Construction, Inc.                                61,471  3,013,308
*   Great Lakes Dredge & Dock Corp.                          100,576    397,275
#   Greenbrier Cos., Inc. (The)                               56,814  2,556,630
    Griffon Corp.                                             91,355  1,872,778
#   H&E Equipment Services, Inc.                              88,736  2,002,772
    Hardinge, Inc.                                            21,112    255,455
*   Harsco Corp.                                              50,987    787,749
*   Hawaiian Holdings, Inc.                                  116,041  4,804,097
*   HC2 Holdings, Inc.                                         4,201     25,248
#   Healthcare Services Group, Inc.                           58,187  3,040,271
#   Heartland Express, Inc.                                  118,127  2,496,024
#   HEICO Corp.                                               39,348  3,162,399
    HEICO Corp. Class A                                       53,648  3,811,690
    Heidrick & Struggles International, Inc.                  43,109    780,273
#*  Herc Holdings, Inc.                                       14,806    671,896
*   Heritage-Crystal Clean, Inc.                               2,793     52,508
    Herman Miller, Inc.                                       84,012  2,829,104
*   Hill International, Inc.                                  25,136    126,937
    Hillenbrand, Inc.                                         77,974  2,807,064
#   HNI Corp.                                                 49,554  1,870,664
    Houston Wire & Cable Co.                                   9,073     52,170
*   Hub Group, Inc. Class A                                   59,170  2,014,738
    Hudson Global, Inc.                                       18,612     24,940
#*  Hudson Technologies, Inc.                                137,273  1,110,539
    Hurco Cos., Inc.                                          16,988    559,755
*   Huron Consulting Group, Inc.                              35,585  1,263,268
    Hyster-Yale Materials Handling, Inc.                      20,138  1,426,979
*   ICF International, Inc.                                   50,356  2,278,609
*   IES Holdings, Inc.                                        30,715    522,155
*   InnerWorkings, Inc.                                      166,413  1,962,009
*   Innovative Solutions & Support, Inc.                      19,757     79,226
    Insperity, Inc.                                           28,515  2,152,882
    Insteel Industries, Inc.                                  63,280  1,665,530
#   Interface, Inc.                                          122,955  2,329,997
*   Intersections, Inc.                                        8,087     35,502
    ITT, Inc.                                                 16,509    676,869

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#   John Bean Technologies Corp.                              62,171 $5,744,600
    Kadant, Inc.                                              23,091  1,802,253
#   Kaman Corp.                                               39,567  2,022,665
#   KBR, Inc.                                                172,901  2,579,683
    Kelly Services, Inc. Class A                              39,956    889,820
    Kennametal, Inc.                                         129,752  4,787,849
*   Key Technology, Inc.                                      11,605    165,952
#*  KEYW Holding Corp. (The)                                  16,940    149,580
    Kforce, Inc.                                              92,120  1,722,644
    Kimball International, Inc. Class B                      127,863  2,131,476
#*  Kirby Corp.                                               75,763  4,613,967
*   KLX, Inc.                                                105,524  5,478,806
    Knight Transportation, Inc.                              148,455  5,292,421
    Knoll, Inc.                                               61,882  1,198,036
    Korn/Ferry International                                  98,690  3,301,180
#*  Kratos Defense & Security Solutions, Inc.                129,909  1,429,649
    Landstar System, Inc.                                     61,903  5,147,234
*   Lawson Products, Inc.                                     15,368    354,232
*   Layne Christensen Co.                                     10,704    113,355
    LB Foster Co. Class A                                     13,957    245,643
    Lindsay Corp.                                             14,054  1,288,330
    LS Starrett Co. (The) Class A                              5,520     44,160
    LSC Communications, Inc.                                   9,131    195,221
    LSI Industries, Inc.                                      61,182    512,093
*   Lydall, Inc.                                              40,300  1,994,850
#*  Manitowoc Co., Inc. (The)                                250,889  1,432,576
    Marten Transport, Ltd.                                   131,915  2,104,044
*   MasTec, Inc.                                             126,820  5,859,084
    Matson, Inc.                                              67,701  1,909,168
    Matthews International Corp. Class A                      50,900  3,336,495
    McGrath RentCorp                                          35,076  1,246,250
#*  Mercury Systems, Inc.                                     64,744  2,842,909
#*  Meritor, Inc.                                            156,901  2,711,249
    Miller Industries, Inc.                                   28,045    731,975
*   Mistras Group, Inc.                                       45,562    918,074
    Mobile Mini, Inc.                                         73,422  2,261,398
*   Moog, Inc. Class A                                        39,951  2,969,158
*   Moog, Inc. Class B                                           488     36,756
*   MRC Global, Inc.                                         207,829  3,395,926
    MSA Safety, Inc.                                          44,387  3,558,062
    Mueller Industries, Inc.                                  93,865  2,956,747
    Mueller Water Products, Inc. Class A                     338,480  3,926,368
#   Multi-Color Corp.                                         32,495  2,615,847
*   MYR Group, Inc.                                           49,036  1,559,835
    National Presto Industries, Inc.                           9,004  1,018,352
*   Navigant Consulting, Inc.                                 83,387  1,411,742
#*  Navistar International Corp.                              58,237  1,791,952
#*  NCI Building Systems, Inc.                                22,385    402,930
#*  Neff Corp. Class A                                         9,870    207,270
#*  NL Industries, Inc.                                      100,439    783,424
    NN, Inc.                                                  51,813  1,435,220
*   Northwest Pipe Co.                                        19,996    302,140
*   NOW, Inc.                                                166,866  2,658,175

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#*  NV5 Global, Inc.                                          18,128 $  753,218
#   Omega Flex, Inc.                                          20,621  1,238,085
*   On Assignment, Inc.                                      101,799  5,013,601
    Orbital ATK, Inc.                                          7,826    799,661
*   Orion Group Holdings, Inc.                                34,209    240,147
    Oshkosh Corp.                                             21,021  1,447,506
*   PAM Transportation Services, Inc.                          9,811    171,987
    Park-Ohio Holdings Corp.                                  33,070  1,314,533
*   Patrick Industries, Inc.                                  34,912  2,656,803
*   Patriot Transportation Holding, Inc.                       5,218    104,386
*   Perma-Pipe International Holdings, Inc.                   11,947     94,381
#*  PGT Innovations, Inc.                                    150,313  1,954,069
*   Ply Gem Holdings, Inc.                                    33,894    593,145
    Powell Industries, Inc.                                   18,183    579,129
*   Power Solutions International, Inc.                          464      4,640
#   Preformed Line Products Co.                                4,500    219,240
    Primoris Services Corp.                                   84,394  2,103,098
    Quad/Graphics, Inc.                                       24,907    559,411
    Quanex Building Products Corp.                            63,852  1,372,818
#*  Radiant Logistics, Inc.                                   44,276    191,715
    Raven Industries, Inc.                                    73,896  2,542,022
#*  RBC Bearings, Inc.                                        30,823  3,185,249
*   RCM Technologies, Inc.                                    22,513    119,769
    Regal Beloit Corp.                                        76,789  6,400,363
    Resources Connection, Inc.                                83,449  1,114,044
#*  Rexnord Corp.                                             86,966  2,014,133
*   Roadrunner Transportation Systems, Inc.                   16,892    117,906
*   RPX Corp.                                                 58,182    795,348
#   RR Donnelley & Sons Co.                                   24,351    300,978
*   Rush Enterprises, Inc. Class A                            46,147  1,990,320
*   Rush Enterprises, Inc. Class B                            18,930    770,072
    Ryder System, Inc.                                         1,354     98,517
*   Saia, Inc.                                                68,445  3,719,986
    Servotronics, Inc.                                         2,783     26,408
*   SIFCO Industries, Inc.                                    11,271     75,516
    Simpson Manufacturing Co., Inc.                           87,482  3,874,578
    SkyWest, Inc.                                             61,564  2,247,086
*   SP Plus Corp.                                             32,706  1,069,486
*   Sparton Corp.                                             31,536    727,220
    Spartan Motors, Inc.                                      46,022    407,295
*   SPX Corp.                                                 37,644  1,035,963
*   SPX FLOW, Inc.                                            48,510  1,720,165
    Standex International Corp.                               32,398  3,108,588
    Steelcase, Inc. Class A                                  164,056  2,239,364
*   Sterling Construction Co., Inc.                           77,767    993,862
    Sun Hydraulics Corp.                                      39,087  1,616,638
    Supreme Industries, Inc. Class A                          53,092    798,504
#*  Swift Transportation Co.                                  91,199  2,325,574
#*  Team, Inc.                                                64,366    923,652
*   Teledyne Technologies, Inc.                               14,770  2,013,742
    Tennant Co.                                               21,936  1,657,265
#   Terex Corp.                                              149,749  5,895,618
#   Tetra Tech, Inc.                                         107,483  5,100,068
#   Textainer Group Holdings, Ltd.                            43,041    697,264

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
*   Thermon Group Holdings, Inc.                            37,700 $    673,699
    Timken Co. (The)                                       121,901    5,546,495
#   Titan International, Inc.                               96,288    1,227,672
*   Titan Machinery, Inc.                                   23,050      411,443
*   Trex Co., Inc.                                          29,232    2,198,539
*   TriMas Corp.                                            81,389    1,981,822
*   TriNet Group, Inc.                                      63,113    2,208,955
    Triton International, Ltd.                              55,575    2,004,034
#   Triumph Group, Inc.                                     86,631    2,217,754
*   TrueBlue, Inc.                                          72,527    1,853,065
*   Tutor Perini Corp.                                      68,125    1,812,125
*   Twin Disc, Inc.                                         20,814      352,173
*   Ultralife Corp.                                         13,852       95,579
    UniFirst Corp.                                          26,336    3,746,296
    Universal Forest Products, Inc.                         33,256    2,788,516
    Universal Logistics Holdings, Inc.                      22,538      327,928
#   US Ecology, Inc.                                        42,546    2,208,137
*   USA Truck, Inc.                                          4,125       38,198
    Valmont Industries, Inc.                                26,941    4,113,891
*   Vectrus, Inc.                                           21,700      738,017
*   Veritiv Corp.                                            4,740      176,091
    Viad Corp.                                              43,595    2,334,512
*   Vicor Corp.                                             22,326      396,287
*   Virco Manufacturing Corp.                                6,861       37,392
*   Volt Information Sciences, Inc.                          2,839       10,362
    VSE Corp.                                               16,296      844,948
#   Wabash National Corp.                                  102,957    1,964,420
    Watsco, Inc. Class B                                     1,348      205,240
    Watts Water Technologies, Inc. Class A                  47,698    3,071,751
#*  Welbilt, Inc.                                          245,801    4,790,661
#   Werner Enterprises, Inc.                               111,569    3,308,021
#*  Wesco Aircraft Holdings, Inc.                          111,899    1,214,104
*   WESCO International, Inc.                               48,617    2,491,621
    West Corp.                                              41,969      980,816
*   Willdan Group, Inc.                                     28,792      967,699
*   Willis Lease Finance Corp.                              11,622      293,804
    Woodward, Inc.                                          49,564    3,466,506
*   Xerium Technologies, Inc.                               14,118      102,638
#*  XPO Logistics, Inc.                                     51,952    3,122,835
#*  YRC Worldwide, Inc.                                    115,817    1,539,208
                                                                   ------------
Total Industrials                                                   539,348,354
                                                                   ------------
Information Technology -- (12.9%)
*   ACI Worldwide, Inc.                                    161,248    3,736,116
*   Actua Corp.                                             79,786    1,077,111
*   Acxiom Corp.                                           128,872    3,475,678
    ADTRAN, Inc.                                            81,429    1,909,510
*   Advanced Energy Industries, Inc.                        84,565    6,135,191
*   Agilysys, Inc.                                          45,849      461,241
*   Alpha & Omega Semiconductor, Ltd.                       41,052      726,620
    American Software, Inc. Class A                         62,077      602,147
*   Amkor Technology, Inc.                                 405,394    4,203,936
*   Amtech Systems, Inc.                                    19,414      171,426

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
#*  Angie's List, Inc.                                        13,651 $  163,539
*   Anixter International, Inc.                               43,771  3,446,966
#*  Aspen Technology, Inc.                                    33,287  1,893,032
    AstroNova, Inc.                                            5,157     71,167
#*  Asure Software, Inc.                                      10,485    137,563
*   Aviat Networks, Inc.                                       1,123     21,124
#*  Avid Technology, Inc.                                    135,597    698,325
    AVX Corp.                                                 67,811  1,211,783
*   Aware, Inc.                                               33,612    154,615
*   Axcelis Technologies, Inc.                                72,460  1,608,612
*   AXT, Inc.                                                 73,940    646,975
#   Badger Meter, Inc.                                        63,572  2,876,633
*   Bankrate, Inc.                                            51,796    719,964
*   Barracuda Networks, Inc.                                  44,186    992,859
*   Bazaarvoice, Inc.                                         56,073    263,543
    Bel Fuse, Inc. Class A                                     2,683     58,221
    Bel Fuse, Inc. Class B                                    23,464    592,466
#   Belden, Inc.                                              65,597  4,719,048
*   Benchmark Electronics, Inc.                               66,556  2,239,609
    Black Box Corp.                                           42,095    332,551
#   Blackbaud, Inc.                                           63,914  5,901,819
#*  Blackhawk Network Holdings, Inc.                          46,589  2,033,610
#*  Blucora, Inc.                                             92,763  2,077,891
*   Bottomline Technologies de, Inc.                          37,887  1,079,022
#*  Brightcove, Inc.                                           5,662     37,935
#*  BroadSoft, Inc.                                            4,362    192,146
    Brooks Automation, Inc.                                   96,735  2,375,812
*   BSQUARE Corp.                                             24,386    139,000
    Cabot Microelectronics Corp.                              36,239  2,687,122
*   CACI International, Inc. Class A                          40,266  5,037,277
#*  CalAmp Corp.                                             107,848  2,059,897
*   Calix, Inc.                                               47,390    324,622
#*  Carbonite, Inc.                                           65,513  1,546,107
#*  Cardtronics P.L.C. Class A                                50,805  1,590,196
    Cass Information Systems, Inc.                            24,010  1,583,700
#*  Cavium, Inc.                                              14,847    919,623
#*  Ceva, Inc.                                                37,919  1,753,754
#*  Ciena Corp.                                              107,766  2,774,974
#*  Cimpress NV                                               38,771  3,421,153
#*  Cirrus Logic, Inc.                                       125,945  7,738,061
*   Clearfield, Inc.                                          33,636    386,814
*   Coherent, Inc.                                            26,801  7,102,265
    Cohu, Inc.                                                40,864    744,542
*   CommerceHub, Inc. Series A                                 7,702    140,484
#   Communications Systems, Inc.                              15,595     67,059
    Computer Task Group, Inc.                                 35,882    198,069
    Comtech Telecommunications Corp.                          36,702    660,636
    Concurrent Computer Corp.                                 10,672     71,929
#*  Conduent, Inc.                                           176,283  2,910,432
*   Control4 Corp.                                            50,469  1,153,217
    Convergys Corp.                                          170,395  4,084,368
*   CoreLogic, Inc.                                           91,247  4,156,301
*   Cray, Inc.                                                94,103  1,938,522

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
#*  Cree, Inc.                                               109,139 $2,827,791
    CSG Systems International, Inc.                           71,089  2,939,530
    CSP, Inc.                                                  2,788     28,605
    CTS Corp.                                                 72,034  1,584,748
*   CyberOptics Corp.                                         22,869    377,339
#   Cypress Semiconductor Corp.                              342,998  4,870,572
#   Daktronics, Inc.                                          90,482    884,914
*   Datawatch Corp.                                            2,100     23,835
*   DHI Group, Inc.                                          135,341    297,750
#   Diebold Nixdorf, Inc.                                     58,486  1,368,572
*   Digi International, Inc.                                  39,512    412,900
*   Diodes, Inc.                                              47,331  1,255,691
*   DSP Group, Inc.                                           52,899    666,527
*   Eastman Kodak Co.                                         24,563    233,349
#   Ebix, Inc.                                                42,888  2,476,782
*   Edgewater Technology, Inc.                                10,739     76,140
*   Electro Scientific Industries, Inc.                       46,663    403,635
#*  Electronics for Imaging, Inc.                             66,927  3,251,314
#*  Ellie Mae, Inc.                                           22,063  1,924,335
    Emcore Corp.                                              32,553    377,615
#*  Endurance International Group Holdings, Inc.              17,792    164,576
*   EnerNOC, Inc.                                             75,042    574,071
*   Entegris, Inc.                                           204,204  5,329,724
#*  Envestnet, Inc.                                           21,270    830,593
*   EPAM Systems, Inc.                                        34,806  2,990,880
*   ePlus, Inc.                                               39,060  3,159,954
#*  Euronet Worldwide, Inc.                                   57,062  5,512,760
*   Everi Holdings, Inc.                                      16,971    126,604
*   Evolving Systems, Inc.                                     1,888      9,251
*   Exa Corp.                                                  2,104     29,730
*   ExlService Holdings, Inc.                                 38,784  2,232,019
*   Extreme Networks, Inc.                                   151,940  1,335,553
#*  Fabrinet                                                  53,402  2,403,624
#   Fair Isaac Corp.                                          47,990  6,840,974
*   FARO Technologies, Inc.                                   36,311  1,434,284
#*  Finisar Corp.                                            183,794  5,002,873
*   Finjan Holdings, Inc.                                      3,574     11,222
*   FormFactor, Inc.                                         129,473  1,696,096
    Forrester Research, Inc.                                  35,124  1,433,059
*   Frequency Electronics, Inc.                               20,450    175,870
    GlobalSCAPE, Inc.                                         12,700     64,770
#*  GrubHub, Inc.                                             29,954  1,381,778
*   GSE Systems, Inc.                                         17,551     49,143
*   GSI Technology, Inc.                                      38,850    282,051
#*  GTT Communications, Inc.                                  83,621  2,554,622
    Hackett Group, Inc. (The)                                101,230  1,662,197
#*  Harmonic, Inc.                                           259,051  1,062,109
*   ID Systems, Inc.                                          17,848    121,902
*   IEC Electronics Corp.                                      9,604     37,744
*   II-VI, Inc.                                               74,107  2,823,477
*   Image Sensing Systems, Inc.                                  700      2,520
#*  Immersion Corp.                                           10,868     92,813
#*  Infinera Corp.                                           167,091  1,959,977

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
#*  Information Services Group, Inc.                           4,734 $   19,078
*   Innodata, Inc.                                            37,479     63,714
*   Insight Enterprises, Inc.                                 60,629  2,456,687
#*  Integrated Device Technology, Inc.                       216,250  5,652,775
    InterDigital, Inc.                                        49,707  3,621,155
#*  Internap Corp.                                           101,264    384,803
*   inTEST Corp.                                               3,696     32,155
*   Intevac, Inc.                                             16,318    185,209
#*  IntriCon Corp.                                            15,654    117,405
*   Inuvo, Inc.                                                8,626      9,297
*   Iteris, Inc.                                              41,957    263,910
*   Itron, Inc.                                               48,320  3,527,360
    IXYS Corp.                                                73,134  1,272,532
#   j2 Global, Inc.                                           42,640  3,608,623
*   Kemet Corp.                                               46,836    789,187
*   Key Tronic Corp.                                          24,700    179,569
*   Kimball Electronics, Inc.                                 53,467  1,039,933
#*  Knowles Corp.                                             75,401  1,142,325
#*  Kopin Corp.                                              125,816    478,101
*   Kulicke & Soffa Industries, Inc.                         117,342  2,527,547
*   KVH Industries, Inc.                                      32,803    357,553
*   Lattice Semiconductor Corp.                              307,468  2,139,977
*   Leaf Group, Ltd.                                          44,922    339,161
*   Lightpath Technologies, Inc. Class A                      17,278     44,577
*   Limelight Networks, Inc.                                  76,910    263,032
*   Liquidity Services, Inc.                                  28,080    190,944
#   Littelfuse, Inc.                                          31,974  5,761,075
#*  LivePerson, Inc.                                          10,297    139,524
*   Luxoft Holding, Inc.                                         361     22,725
#*  MACOM Technology Solutions Holdings, Inc.                  4,130    250,072
#*  MagnaChip Semiconductor Corp.                             13,480    146,932
#*  Manhattan Associates, Inc.                               116,009  5,127,598
    ManTech International Corp. Class A                       39,176  1,556,071
*   Marchex, Inc. Class B                                     36,496    105,838
    MAXIMUS, Inc.                                              8,797    530,987
#*  MaxLinear, Inc.                                           29,847    781,991
*   Maxwell Technologies, Inc.                                32,591    190,657
#*  Meet Group, Inc.(The)                                    161,078    808,612
#   Mesa Laboratories, Inc.                                    7,628  1,102,475
    Methode Electronics, Inc.                                 93,235  3,706,091
*   Microsemi Corp.                                           23,108  1,203,465
*   MicroStrategy, Inc. Class A                                7,319    984,479
    MKS Instruments, Inc.                                     93,116  7,789,153
#*  ModusLink Global Solutions, Inc.                          31,976     53,720
#*  MoneyGram International, Inc.                             33,815    551,861
#   Monolithic Power Systems, Inc.                            65,929  6,745,855
    Monotype Imaging Holdings, Inc.                           71,866  1,354,674
#   MTS Systems Corp.                                         21,555  1,135,948
*   Nanometrics, Inc.                                         61,566  1,640,734
*   Napco Security Technologies, Inc.                         32,718    299,370
*   NCI, Inc. Class A                                         10,245    204,388
#*  NCR Corp.                                                 10,334    391,142
#*  NeoPhotonics Corp.                                       149,245  1,204,407

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   NETGEAR, Inc.                                             60,312 $2,888,945
#*  Netscout Systems, Inc.                                   136,449  4,707,490
    Network-1 Technologies, Inc.                               5,865     25,220
    NIC, Inc.                                                 48,076    781,235
*   Novanta, Inc.                                             68,099  2,512,853
#*  Numerex Corp. Class A                                     25,228    119,455
#   NVE Corp.                                                  4,410    347,861
#*  Onvia, Inc.                                                3,803     17,114
*   Optical Cable Corp.                                       13,961     31,412
#*  OSI Systems, Inc.                                         30,939  2,474,192
*   PAR Technology Corp.                                      10,380     93,005
    Park Electrochemical Corp.                                35,823    673,114
#*  Paycom Software, Inc.                                     62,171  4,357,565
    PC Connection, Inc.                                       61,775  1,593,795
    PC-Tel, Inc.                                              25,090    178,390
*   PCM, Inc.                                                 40,249    498,081
#*  PDF Solutions, Inc.                                       79,596  1,277,516
    Pegasystems, Inc.                                         83,739  5,062,023
*   Perceptron, Inc.                                          18,891    137,149
*   Perficient, Inc.                                          75,140  1,412,632
*   Photronics, Inc.                                         150,307  1,510,585
#*  Planet Payment, Inc.                                      85,243    276,187
    Plantronics, Inc.                                         46,900  2,118,942
*   Plexus Corp.                                              61,467  3,295,246
    Power Integrations, Inc.                                  32,553  2,299,869
*   PRGX Global, Inc.                                         10,132     63,325
    Progress Software Corp.                                   87,734  2,808,365
    QAD, Inc. Class A                                         25,004    783,875
    QAD, Inc. Class B                                          4,173    108,248
*   Quantum Corp.                                              5,414     43,853
*   QuinStreet, Inc.                                          18,008     70,051
*   Radisys Corp.                                             25,071     61,173
*   Rambus, Inc.                                             101,899  1,313,478
*   RealNetworks, Inc.                                        80,180    348,783
    Reis, Inc.                                                23,164    495,710
    Relm Wireless Corp.                                       29,676    105,350
    Richardson Electronics, Ltd.                              17,100    100,206
*   Rogers Corp.                                              28,758  3,392,581
*   Rosetta Stone, Inc.                                        9,240     95,726
*   Rubicon Project, Inc. (The)                               17,885     84,060
*   Rudolph Technologies, Inc.                               106,651  2,639,612
*   Sanmina Corp.                                            148,533  5,324,908
#*  Sapiens International Corp. NV                             1,000     11,930
*   ScanSource, Inc.                                          42,641  1,688,584
    Science Applications International Corp.                  61,971  4,363,378
*   Seachange International, Inc.                             74,437    211,401
*   Semtech Corp.                                             80,651  3,193,780
*   ServiceSource International, Inc.                          3,100     11,780
#*  Sevcon, Inc.                                               4,832    105,579
*   ShoreTel, Inc.                                           151,209  1,126,507
*   Sigma Designs, Inc.                                       58,598    380,887
*   Silicon Laboratories, Inc.                                58,169  4,368,492
#*  Silver Spring Networks, Inc.                              13,001    147,041

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   SolarEdge Technologies, Inc.                               705 $     16,180
*   Sonus Networks, Inc.                                    91,176      622,732
#*  Stamps.com, Inc.                                        23,569    3,490,569
*   StarTek, Inc.                                           25,529      314,007
*   Stratasys, Ltd.                                            441       10,580
#*  SunPower Corp.                                          20,122      224,159
*   Super Micro Computer, Inc.                              68,033    1,826,686
*   Sykes Enterprises, Inc.                                 84,905    2,886,770
#*  Synaptics, Inc.                                         38,117    2,005,335
#*  Synchronoss Technologies, Inc.                          36,269      612,221
    SYNNEX Corp.                                            51,712    6,149,591
    Systemax, Inc.                                          67,300    1,219,476
#*  Tech Data Corp.                                         67,291    6,890,598
#*  TechTarget, Inc.                                        19,787      189,757
*   Telenav, Inc.                                           58,163      436,223
    TeleTech Holdings, Inc.                                 66,645    2,785,761
    Tessco Technologies, Inc.                               15,187      202,746
    TiVo Corp.                                              99,652    1,953,179
    TransAct Technologies, Inc.                             19,291      170,725
    Travelport Worldwide, Ltd.                             175,818    2,514,197
*   Travelzoo                                                9,516       99,918
#*  TTM Technologies, Inc.                                 182,139    3,165,576
#*  Ubiquiti Networks, Inc.                                 62,337    3,397,366
*   Ultra Clean Holdings, Inc.                              68,590    1,608,435
#*  Unisys Corp.                                            42,916      549,325
#   Universal Display Corp.                                 11,691    1,409,935
*   VASCO Data Security International, Inc.                 18,622      251,397
*   Veeco Instruments, Inc.                                 82,687    2,546,760
#*  VeriFone Systems, Inc.                                  39,729      775,113
*   Verint Systems, Inc.                                    52,764    2,092,093
    Versum Materials, Inc.                                  57,367    2,022,760
#*  ViaSat, Inc.                                            50,924    3,365,567
#*  Viavi Solutions, Inc.                                  108,328    1,188,358
*   Virtusa Corp.                                           62,570    2,074,195
#   Vishay Intertechnology, Inc.                           235,440    4,202,604
*   Vishay Precision Group, Inc.                            12,904      225,820
    Wayside Technology Group, Inc.                          12,677      218,044
*   Web.com Group, Inc.                                     54,026    1,185,871
#*  WebMD Health Corp.                                      49,476    3,277,785
*   Xcerra Corp.                                            78,910      766,216
*   XO Group, Inc.                                          84,012    1,535,739
#   Xperi Corp.                                             70,571    2,064,202
    YuMe, Inc.                                              11,122       48,269
*   Zedge, Inc. Class B                                     17,051       35,296
*   Zix Corp.                                              140,444      748,567
#*  Zynga, Inc. Class A                                  1,611,163    5,816,298
                                                                   ------------
Total Information Technology                                        419,734,687
                                                                   ------------
Materials -- (4.8%)
    A Schulman, Inc.                                        41,491    1,091,213
#*  AdvanSix, Inc.                                           6,765      226,492
#*  AgroFresh Solutions, Inc.                                5,100       39,780
#*  AK Steel Holding Corp.                                 400,486    2,266,751

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    American Vanguard Corp.                                   51,154 $  905,426
    Ampco-Pittsburgh Corp.                                     4,698     67,886
#   Balchem Corp.                                             43,731  3,393,526
*   Boise Cascade Co.                                         37,003  1,123,041
    Cabot Corp.                                               72,120  3,918,280
    Calgon Carbon Corp.                                       80,783  1,292,528
#   Carpenter Technology Corp.                                90,362  3,653,336
#*  Century Aluminum Co.                                     139,401  2,339,149
    Chase Corp.                                               20,838  2,251,546
*   Clearwater Paper Corp.                                    27,359  1,344,695
#*  Cliffs Natural Resources, Inc.                           397,434  3,068,190
#   Commercial Metals Co.                                    198,664  3,695,150
#   Compass Minerals International, Inc.                      52,075  3,595,779
*   Core Molding Technologies, Inc.                           24,525    467,692
    Deltic Timber Corp.                                       18,393  1,326,687
    Domtar Corp.                                              95,895  3,745,659
    Eagle Materials, Inc.                                     24,133  2,270,915
*   Ferro Corp.                                               72,842  1,401,480
#   Ferroglobe P.L.C.                                          1,925     24,601
#*  Flotek Industries, Inc.                                   39,200    330,064
    Friedman Industries, Inc.                                  6,930     37,561
    FutureFuel Corp.                                          40,286    586,564
*   GCP Applied Technologies, Inc.                            65,112  1,972,894
#   Gold Resource Corp.                                       28,063    118,987
    Graphic Packaging Holding Co.                             87,723  1,157,066
    Greif, Inc. Class A                                       27,008  1,514,879
    Greif, Inc. Class B                                        1,956    117,164
#*  Handy & Harman, Ltd.                                         105      3,475
    Hawkins, Inc.                                             22,157    995,957
    Haynes International, Inc.                                22,213    694,823
#   HB Fuller Co.                                             77,597  3,997,797
#   Hecla Mining Co.                                         694,395  3,756,677
    Huntsman Corp.                                           103,172  2,746,439
*   Ingevity Corp.                                            56,174  3,286,179
    Innophos Holdings, Inc.                                   31,492  1,315,421
    Innospec, Inc.                                            44,918  2,802,883
#*  Intrepid Potash, Inc.                                      9,669     29,297
    Kaiser Aluminum Corp.                                     33,977  3,305,622
    KapStone Paper and Packaging Corp.                       158,071  3,613,503
#   KMG Chemicals, Inc.                                       41,066  2,078,761
*   Koppers Holdings, Inc.                                    25,707    933,164
*   Kraton Corp.                                              61,782  2,298,290
#   Kronos Worldwide, Inc.                                    33,908    722,919
*   Louisiana-Pacific Corp.                                  206,881  5,194,782
#*  LSB Industries, Inc.                                      24,127    170,819
    Materion Corp.                                            41,809  1,607,556
    Mercer International, Inc.                                86,611    952,721
    Minerals Technologies, Inc.                               44,730  3,166,884
    Myers Industries, Inc.                                   104,040  1,768,680
    Neenah Paper, Inc.                                        39,603  3,164,280
*   Northern Technologies International Corp.                  7,993    145,872
    Olin Corp.                                                 9,622    283,657
    Olympic Steel, Inc.                                       14,385    245,840

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
*   OMNOVA Solutions, Inc.                                 137,070 $  1,288,458
    PH Glatfelter Co.                                       71,213    1,457,730
#   PolyOne Corp.                                          131,230    4,800,393
    Quaker Chemical Corp.                                   33,824    4,798,611
    Rayonier Advanced Materials, Inc.                      103,170    1,538,265
*   Real Industry, Inc.                                     14,702       43,371
#*  Resolute Forest Products, Inc.                          35,756      166,265
#   Royal Gold, Inc.                                        19,463    1,686,664
*   Ryerson Holding Corp.                                   67,915      587,465
#   Schnitzer Steel Industries, Inc. Class A                73,482    1,895,836
    Schweitzer-Mauduit International, Inc.                  51,595    1,982,280
    Sensient Technologies Corp.                             73,966    5,500,112
#   Silgan Holdings, Inc.                                  111,131    3,367,269
    Stepan Co.                                              32,163    2,642,834
*   SunCoke Energy, Inc.                                    74,320      665,164
*   Synalloy Corp.                                          13,501      152,561
#*  TimkenSteel Corp.                                       48,372      768,631
*   Trecora Resources                                       21,315      246,188
    Tredegar Corp.                                          49,089      741,244
    Trinseo SA                                              74,018    5,203,465
#   Tronox, Ltd. Class A                                   113,438    2,198,428
*   UFP Technologies, Inc.                                   2,080       60,008
    United States Lime & Minerals, Inc.                     14,060    1,141,953
#   United States Steel Corp.                              315,227    7,404,682
*   Universal Stainless & Alloy Products, Inc.               8,920      169,480
#*  US Concrete, Inc.                                       19,220    1,505,887
#   Worthington Industries, Inc.                            98,879    5,010,199
                                                                   ------------
Total Materials                                                     155,650,722
                                                                   ------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                               86,469    3,625,645
*   Altisource Asset Management Corp.                        2,193      201,756
#*  Altisource Portfolio Solutions SA                       23,107      602,862
    CKX Lands, Inc.                                            702        8,038
    Consolidated-Tomoka Land Co.                            13,963      774,109
*   Forestar Group, Inc.                                    57,473      985,662
*   FRP Holdings, Inc.                                      17,110      789,627
    Griffin Industrial Realty, Inc.                          3,886      125,090
    HFF, Inc. Class A                                       61,259    2,249,430
    Kennedy-Wilson Holdings, Inc.                           61,460    1,235,346
#*  Marcus & Millichap, Inc.                                 7,254      185,702
#   RE/MAX Holdings, Inc. Class A                            3,457      201,025
    RMR Group, Inc. (The) Class A                            4,385      214,207
#*  St Joe Co. (The)                                        16,540      298,547
    Stratus Properties, Inc.                                12,677      363,196
#*  Tejon Ranch Co.                                         37,763      792,268
                                                                   ------------
Total Real Estate                                                    12,652,510
                                                                   ------------
Telecommunication Services -- (1.0%)
    ATN International, Inc.                                 26,846    1,557,068
*   Boingo Wireless, Inc.                                  114,455    1,697,368
#*  Cincinnati Bell, Inc.                                   79,811    1,488,475

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Telecommunication Services -- (Continued)
#   Cogent Communications Holdings, Inc.                     87,512 $ 3,653,626
    Consolidated Communications Holdings, Inc.               86,440   1,555,920
*   General Communication, Inc. Class A                      98,613   4,207,817
*   Hawaiian Telcom Holdco, Inc.                              3,903     114,124
#   IDT Corp. Class B                                        78,779   1,166,717
#*  Iridium Communications, Inc.                            112,323   1,117,614
*   Lumos Networks Corp.                                     39,867     714,018
#*  ORBCOMM, Inc.                                           172,328   2,000,728
    Shenandoah Telecommunications Co.                       103,180   3,172,785
    Spok Holdings, Inc.                                      50,965     835,826
#*  Straight Path Communications, Inc. Class B                5,160     925,704
    Telephone & Data Systems, Inc.                          187,876   5,341,315
*   United States Cellular Corp.                             15,228     576,836
*   Vonage Holdings Corp.                                   386,922   2,557,554
#   Windstream Holdings, Inc.                               160,561     608,526
                                                                    -----------
Total Telecommunication Services                                     33,292,021
                                                                    -----------
Utilities -- (3.3%)
#   ALLETE, Inc.                                             64,992   4,761,964
    American States Water Co.                                63,356   3,132,954
    Artesian Resources Corp. Class A                         21,175     823,496
#   Atlantica Yield PLC                                         735      15,883
#   Avista Corp.                                            106,134   5,583,710
#   Black Hills Corp.                                        75,388   5,251,528
#   California Water Service Group                           84,987   3,305,994
    Chesapeake Utilities Corp.                               33,157   2,561,378
    Connecticut Water Service, Inc.                          27,163   1,547,748
    Consolidated Water Co., Ltd.                             22,624     291,850
    Delta Natural Gas Co., Inc.                              19,348     588,760
#*  Dynegy, Inc.                                            151,616   1,361,512
    El Paso Electric Co.                                     68,846   3,573,107
    Gas Natural, Inc.                                        13,086     169,464
#   Genie Energy, Ltd. Class B                               48,416     320,998
#   Hawaiian Electric Industries, Inc.                       33,010   1,089,000
    IDACORP, Inc.                                            56,216   4,854,814
#   MGE Energy, Inc.                                         49,729   3,309,465
    Middlesex Water Co.                                      37,448   1,469,460
    New Jersey Resources Corp.                              145,601   6,137,082
    Northwest Natural Gas Co.                                46,618   2,941,596
#   NorthWestern Corp.                                       71,197   4,114,475
#   NRG Yield, Inc. Class A                                  40,679     741,578
#   NRG Yield, Inc. Class C                                  61,410   1,142,226
    ONE Gas, Inc.                                            73,184   5,326,331
#   Ormat Technologies, Inc.                                 52,901   3,137,029
    Otter Tail Corp.                                         45,838   1,854,147
#   Pattern Energy Group, Inc.                               24,149     606,140
    PNM Resources, Inc.                                     135,652   5,405,732
    Portland General Electric Co.                            98,225   4,389,675
#   RGC Resources, Inc.                                      20,344     546,236
    SJW Corp.                                                40,978   2,166,507
#   South Jersey Industries, Inc.                            98,964   3,361,807
    Southwest Gas Holdings, Inc.                             70,456   5,643,526
#   Spark Energy, Inc. Class A                               15,668     325,894

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#     Spire, Inc.                                         73,831 $    5,360,131
      Unitil Corp.                                        37,741      1,915,356
#     WGL Holdings, Inc.                                  82,214      7,047,384
      York Water Co. (The)                                30,213      1,051,412
                                                                 --------------
Total Utilities                                                     107,227,349
                                                                 --------------
TOTAL COMMON STOCKS                                               2,731,148,228
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,731,148,228
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                      3,661,729      3,661,729
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund                  44,528,839    515,287,725
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,068,791,241)^^            $3,250,097,682
                                                                 ==============

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  419,111,927 $    130,724   --    $  419,242,651
   Consumer Staples             111,758,079           --   --       111,758,079
   Energy                       112,656,396           --   --       112,656,396
   Financials                   578,830,328           --   --       578,830,328
   Health Care                  240,755,131           --   --       240,755,131
   Industrials                  539,348,354           --   --       539,348,354
   Information Technology       419,734,687           --   --       419,734,687
   Materials                    155,650,722           --   --       155,650,722
   Real Estate                   12,652,510           --   --        12,652,510
   Telecommunication
     Services                    33,292,021           --   --        33,292,021
   Utilities                    107,227,349           --   --       107,227,349
Temporary Cash Investments        3,661,729           --   --         3,661,729
Securities Lending
  Collateral                             --  515,287,725   --       515,287,725
                             -------------- ------------   --    --------------
TOTAL                        $2,734,679,233 $515,418,449   --    $3,250,097,682
                             ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (90.4%)

Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A                          39,679 $   382,902
    A.H. Belo Corp. Class A                                  17,110      90,683
    Aaron's, Inc.                                            99,577   4,608,424
#   Abercrombie & Fitch Co. Class A                           9,861      97,032
    Adient P.L.C.                                            42,085   2,755,305
#   Adtalem Global Education, Inc.                           59,806   1,943,695
    Advance Auto Parts, Inc.                                 39,131   4,383,063
*   Amazon.com, Inc.                                         42,812  42,288,837
#   AMC Entertainment Holdings, Inc. Class A                 45,784     933,994
#*  AMC Networks, Inc. Class A                               27,028   1,728,441
    AMCON Distributing Co.                                      116      11,246
*   America's Car-Mart, Inc.                                 11,173     437,982
#*  American Axle & Manufacturing Holdings, Inc.            110,619   1,630,524
#   American Eagle Outfitters, Inc.                         280,080   3,316,147
#*  American Outdoor Brands Corp.                            67,901   1,403,514
*   American Public Education, Inc.                          12,318     262,373
    Aramark                                                 156,554   6,240,242
    Ark Restaurants Corp.                                     2,015      45,821
#*  Asbury Automotive Group, Inc.                            32,529   1,756,566
#*  Ascena Retail Group, Inc.                                68,022     159,171
*   Ascent Capital Group, Inc. Class A                       10,749     181,658
#   Autoliv, Inc.                                            32,952   3,571,667
#*  AutoNation, Inc.                                        112,042   4,748,340
#*  AutoZone, Inc.                                            2,987   1,612,442
#*  AV Homes, Inc.                                            5,676      91,100
*   Ballantyne Strong, Inc.                                   7,721      52,503
#*  Barnes & Noble Education, Inc.                           35,246     254,829
    Barnes & Noble, Inc.                                     63,650     518,747
    Bassett Furniture Industries, Inc.                        6,115     227,478
    BBX Capital Corp.                                         5,562      34,262
#   Beasley Broadcast Group, Inc. Class A                     2,443      25,652
#*  Beazer Homes USA, Inc.                                    9,480     125,705
#   Bed Bath & Beyond, Inc.                                  97,071   2,902,423
*   Belmond, Ltd. Class A                                    99,747   1,301,698
    Best Buy Co., Inc.                                      249,123  14,533,836
#   Big 5 Sporting Goods Corp.                               20,304     218,268
#   Big Lots, Inc.                                           86,532   4,298,044
*   Biglari Holdings, Inc.                                      556     208,122
*   BJ's Restaurants, Inc.                                   22,212     784,084
#   Bloomin' Brands, Inc.                                   125,013   2,178,977
#   Bob Evans Farms, Inc.                                    20,767   1,436,661
*   Bojangles', Inc.                                         13,307     176,983
#*  Boot Barn Holdings, Inc.                                  9,656      77,345
#   BorgWarner, Inc.                                         79,076   3,696,012
    Bowl America, Inc. Class A                                1,280      18,716
#   Boyd Gaming Corp.                                        22,632     567,158
*   Bridgepoint Education, Inc.                              40,068     389,060
*   Bright Horizons Family Solutions, Inc.                   33,989   2,685,471
#   Brinker International, Inc.                              30,830   1,093,540
    Brunswick Corp.                                          94,399   5,343,927
#   Buckle, Inc. (The)                                       14,000     239,400

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Buffalo Wild Wings, Inc.                                 21,731 $ 2,336,082
#*  Build-A-Bear Workshop, Inc.                              16,984     163,046
#*  Burlington Stores, Inc.                                  26,879   2,339,279
*   Cabela's, Inc.                                           95,149   5,421,590
#   Cable One, Inc.                                           4,983   3,786,582
*   CafePress, Inc.                                           1,005       1,849
#   CalAtlantic Group, Inc.                                 112,750   3,957,525
    Caleres, Inc.                                            45,009   1,227,846
    Callaway Golf Co.                                        89,619   1,140,850
*   Cambium Learning Group, Inc.                             39,240     193,061
    Canterbury Park Holding Corp.                               200       2,320
    Capella Education Co.                                    17,816   1,223,959
*   Career Education Corp.                                   95,931     806,780
#*  CarMax, Inc.                                            129,242   8,562,282
    Carnival Corp.                                           88,723   5,924,922
#   Carriage Services, Inc.                                  20,519     500,458
#*  Carrols Restaurant Group, Inc.                           55,542     677,612
#   Carter's, Inc.                                           36,295   3,147,865
#   Cato Corp. (The) Class A                                 24,857     422,818
*   Cavco Industries, Inc.                                    6,607     861,553
    CBS Corp. Class B                                       146,185   9,623,359
    CBS Corp. Class A                                         3,886     256,826
*   Century Casinos, Inc.                                     3,288      23,641
#*  Century Communities, Inc.                                12,460     322,714
*   Charter Communications, Inc. Class A                     76,071  29,812,986
#   Cheesecake Factory, Inc. (The)                           62,573   2,977,223
*   Cherokee, Inc.                                            6,872      36,078
#   Chico's FAS, Inc.                                       190,444   1,742,563
#   Children's Place, Inc. (The)                             34,150   3,607,947
#*  Chipotle Mexican Grill, Inc.                              4,600   1,581,342
    Choice Hotels International, Inc.                        23,511   1,519,986
#*  Christopher & Banks Corp.                                 2,351       3,315
#   Churchill Downs, Inc.                                     3,697     691,524
#*  Chuy's Holdings, Inc.                                    19,205     452,278
#   Cinemark Holdings, Inc.                                 147,265   5,728,608
    Citi Trends, Inc.                                        15,913     352,473
    Clear Channel Outdoor Holdings, Inc. Class A             27,964     141,777
    ClubCorp Holdings, Inc.                                  70,013   1,186,720
    Coach, Inc.                                             136,431   6,431,357
    Collectors Universe, Inc.                                 5,144     127,983
#   Columbia Sportswear Co.                                  51,568   3,123,989
    Comcast Corp. Class A                                 2,060,356  83,341,400
#*  Conn's, Inc.                                             11,469     245,437
#   Cooper Tire & Rubber Co.                                 75,654   2,765,154
#*  Cooper-Standard Holdings, Inc.                           22,500   2,300,850
#   Core-Mark Holding Co., Inc.                              41,734   1,530,386
    Cracker Barrel Old Country Store, Inc.                   22,541   3,503,998
*   Crocs, Inc.                                              48,997     389,036
    CSS Industries, Inc.                                        200       5,354
    Culp, Inc.                                               17,140     514,200
    Dana, Inc.                                              225,562   5,350,331
    Darden Restaurants, Inc.                                 70,951   5,951,370
*   Dave & Buster's Entertainment, Inc.                      58,752   3,649,087

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Deckers Outdoor Corp.                                    32,868 $ 2,131,818
#*  Del Frisco's Restaurant Group, Inc.                      11,313     160,645
#*  Del Taco Restaurants, Inc.                               14,455     189,216
    Delphi Automotive P.L.C.                                 20,328   1,838,058
*   Delta Apparel, Inc.                                       6,871     144,497
#*  Denny's Corp.                                            65,165     740,274
*   Destination Maternity Corp.                               9,223      14,111
#*  Destination XL Group, Inc.                               51,876     103,752
    Dick's Sporting Goods, Inc.                              93,701   3,498,795
#   Dillard's, Inc. Class A                                  39,857   2,942,244
#   DineEquity, Inc.                                         24,514   1,008,506
#*  Discovery Communications, Inc. Class A                   93,472   2,299,411
*   Discovery Communications, Inc. Class B                    1,077      29,160
*   Discovery Communications, Inc. Class C                  128,860   2,980,532
#*  DISH Network Corp. Class A                               27,800   1,780,034
*   Dixie Group, Inc. (The)                                   7,544      32,062
#   Dollar General Corp.                                    158,881  11,941,496
*   Dollar Tree, Inc.                                       130,642   9,416,675
#   Domino's Pizza, Inc.                                     19,800   3,692,700
#*  Dorman Products, Inc.                                    34,429   2,688,216
    DR Horton, Inc.                                         193,224   6,896,165
#   DSW, Inc. Class A                                        95,031   1,714,359
#*  Duluth Holdings, Inc. Class B                             5,670     109,885
#   Dunkin' Brands Group, Inc.                               42,812   2,270,320
#   Educational Development Corp.                             1,000      10,200
*   El Pollo Loco Holdings, Inc.                              5,500      71,500
#*  Eldorado Resorts, Inc.                                   24,198     493,639
*   Emerson Radio Corp.                                      11,467      14,563
*   Emmis Communications Corp. Class A                        2,473       7,295
#   Entercom Communications Corp. Class A                    24,701     243,305
    Entravision Communications Corp. Class A                 77,318     502,567
#   Escalade, Inc.                                            7,797      96,293
#   Ethan Allen Interiors, Inc.                              33,523   1,074,412
*   EVINE Live, Inc.                                         18,299      21,776
#*  EW Scripps Co. (The) Class A                             57,612   1,132,076
#   Expedia, Inc.                                            41,034   6,420,590
#*  Express, Inc.                                            65,412     396,397
    Extended Stay America, Inc.                             119,772   2,367,892
#*  Famous Dave's of America, Inc.                            4,600      16,100
#*  Fiesta Restaurant Group, Inc.                            21,918     368,222
#   Finish Line, Inc. (The) Class A                          43,663     600,803
#*  Five Below, Inc.                                         31,121   1,503,456
    Flexsteel Industries, Inc.                                6,129     343,101
#   Foot Locker, Inc.                                        96,404   4,549,305
    Ford Motor Co.                                        1,604,855  18,006,473
#*  Fossil Group, Inc.                                       12,354     138,982
#*  Fox Factory Holding Corp.                                45,567   1,752,051
#*  Francesca's Holdings Corp.                               78,355     762,394
#   Fred's, Inc. Class A                                     25,508     172,689
*   FTD Cos., Inc.                                           22,530     442,714
*   Full House Resorts, Inc.                                  6,121      15,609
#*  G-III Apparel Group, Ltd.                                39,798   1,035,942
#   GameStop Corp. Class A                                  107,137   2,323,802

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Gaming Partners International Corp.                       3,430 $    36,495
    Gannett Co., Inc.                                       108,644     974,537
#   Gap, Inc. (The)                                         254,525   6,065,331
#   Garmin, Ltd.                                             60,621   3,042,568
    General Motors Co.                                      614,834  22,121,727
#*  Genesco, Inc.                                            21,534     691,241
#   Gentex Corp.                                            298,217   5,075,653
#*  Gentherm, Inc.                                           37,860   1,266,417
#   Genuine Parts Co.                                        83,779   7,115,350
#*  Global Eagle Entertainment, Inc.                          6,773      21,403
#   GNC Holdings, Inc. Class A                               30,866     293,536
    Goodyear Tire & Rubber Co. (The)                        195,827   6,170,509
    Graham Holdings Co. Class B                               4,575   2,710,230
#*  Grand Canyon Education, Inc.                             60,151   4,425,309
*   Gray Television, Inc.                                    60,153     896,280
*   Gray Television, Inc. Class A                             2,300      29,498
*   Green Brick Partners, Inc.                                4,722      53,123
#   Group 1 Automotive, Inc.                                 19,738   1,175,398
#   Guess?, Inc.                                             75,775     989,621
#   H&R Block, Inc.                                          78,285   2,387,692
#   Hanesbrands, Inc.                                        75,331   1,726,587
#   Harley-Davidson, Inc.                                   108,713   5,291,062
*   Harte-Hanks, Inc.                                        22,325      21,544
    Hasbro, Inc.                                             22,167   2,347,042
    Haverty Furniture Cos., Inc.                             16,765     373,021
    Haverty Furniture Cos., Inc. Class A                        717      16,043
*   Helen of Troy, Ltd.                                      26,040   2,623,530
*   Hibbett Sports, Inc.                                     18,677     291,361
*   Hilton Grand Vacations, Inc.                             30,202   1,110,226
    Hilton Worldwide Holdings, Inc.                          25,554   1,597,892
    Home Depot, Inc. (The)                                  114,027  17,058,439
    Hooker Furniture Corp.                                   13,297     561,133
#*  Horizon Global Corp.                                     18,085     252,105
#*  Houghton Mifflin Harcourt Co.                           111,567   1,333,226
*   Hovnanian Enterprises, Inc. Class A                      17,387      38,251
    HSN, Inc.                                                37,236   1,476,407
#*  Hyatt Hotels Corp. Class A                               21,025   1,168,359
#*  Iconix Brand Group, Inc.                                 29,573     197,252
    ILG, Inc.                                               107,080   2,838,691
*   IMAX Corp.                                               15,537     332,492
#*  Installed Building Products, Inc.                        25,122   1,351,564
#   International Game Technology P.L.C.                     48,760     928,390
    International Speedway Corp. Class A                     25,651     918,306
    Interpublic Group of Cos., Inc. (The)                   231,564   5,004,098
*   Intrawest Resorts Holdings, Inc.                         12,753     302,884
#*  iRobot Corp.                                             20,886   2,203,682
*   J Alexander's Holdings, Inc.                              8,076      85,202
    Jack in the Box, Inc.                                    30,910   2,867,212
#*  JAKKS Pacific, Inc.                                       8,687      28,667
#*  Jamba, Inc.                                               8,857      77,144
#*  JC Penney Co., Inc.                                     202,730   1,096,769
#   John Wiley & Sons, Inc. Class A                          50,061   2,765,870
    John Wiley & Sons, Inc. Class B                           2,517     139,291

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A                            4,385 $   221,530
*   K12, Inc.                                                29,277     518,496
    KB Home                                                  49,212   1,127,939
*   Kirkland's, Inc.                                         14,201     132,779
#   Kohl's Corp.                                            148,416   6,137,002
#*  Kona Grill, Inc.                                          6,378      16,902
#   L Brands, Inc.                                           46,785   2,170,356
*   La Quinta Holdings, Inc.                                118,413   1,765,538
    La-Z-Boy, Inc.                                           55,566   1,878,131
*   Lakeland Industries, Inc.                                 2,263      34,058
#*  Lands' End, Inc.                                          5,571      75,209
    Las Vegas Sands Corp.                                    44,267   2,727,290
#   LCI Industries                                           41,088   4,386,144
    Lear Corp.                                               56,080   8,310,495
#   Leggett & Platt, Inc.                                    63,610   3,064,730
    Lennar Corp. Class A                                     84,459   4,429,030
    Lennar Corp. Class B                                     14,859     660,780
    Libbey, Inc.                                             28,141     253,269
*   Liberty Broadband Corp. Class A                          16,815   1,663,340
*   Liberty Broadband Corp. Class B                             145      14,500
#*  Liberty Broadband Corp. Class C                          40,851   4,051,602
*   Liberty Expedia Holdings, Inc. Class A                   31,996   1,825,372
*   Liberty Interactive Corp., QVC Group Class A            226,805   5,429,712
#*  Liberty Interactive Corp., QVC Group Class B                600      14,883
#*  Liberty Media Corp.-Liberty Braves Class A                4,772     120,445
*   Liberty Media Corp.-Liberty Braves Class B                   58       1,603
#*  Liberty Media Corp.-Liberty Braves Class C                9,661     243,747
#*  Liberty Media Corp.-Liberty Formula One Class A          11,931     402,671
#*  Liberty Media Corp.-Liberty Formula One Class B             145       4,916
*   Liberty Media Corp.-Liberty Formula One Class C          24,153     849,461
*   Liberty Media Corp.-Liberty SiriusXM Class A             47,725   2,201,554
*   Liberty Media Corp.-Liberty SiriusXM Class B                581      27,269
*   Liberty Media Corp.-Liberty SiriusXM Class C             96,612   4,444,152
    Liberty Tax, Inc.                                         1,824      25,718
*   Liberty TripAdvisor Holdings, Inc. Class A               62,270     731,672
*   Liberty TripAdvisor Holdings, Inc. Class B                  110       1,441
#*  Liberty Ventures Series A                                49,427   2,994,288
    Lifetime Brands, Inc.                                    15,560     294,862
#*  Lindblad Expeditions Holdings, Inc.                       4,692      46,967
#   Lions Gate Entertainment Corp. Class A                   53,425   1,570,695
#*  Lions Gate Entertainment Corp. Class B                   57,824   1,590,738
#   Lithia Motors, Inc. Class A                              25,762   2,659,926
#*  Live Nation Entertainment, Inc.                         221,538   8,256,721
*   LKQ Corp.                                               165,502   5,719,749
    Lowe's Cos., Inc.                                       216,161  16,730,861
*   Luby's, Inc.                                             24,827      71,253
*   Lululemon Athletica, Inc.                                20,412   1,258,196
#*  Lumber Liquidators Holdings, Inc.                         9,988     246,803
#*  M/I Homes, Inc.                                          25,779     668,707
    Macy's, Inc.                                            222,133   5,275,659
*   Madison Square Garden Co. (The) Class A                  17,878   3,928,154
#*  Malibu Boats, Inc. Class A                               13,079     374,190
    Marcus Corp. (The)                                       12,065     328,168

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#          Marine Products Corp.                             10,739 $   155,930
#*         MarineMax, Inc.                                   29,133     435,538
           Marriott International, Inc. Class A              59,573   6,206,911
#          Marriott Vacations Worldwide Corp.                29,938   3,498,255
#          Mattel, Inc.                                     131,296   2,628,546
#*         McClatchy Co. (The) Class A                        5,251      42,008
           McDonald's Corp.                                 102,238  15,861,203
#          MDC Holdings, Inc.                                52,726   1,807,975
(degrees)  Media General, Inc.                               38,671      78,115
#          Meredith Corp.                                    42,685   2,537,623
#*         Meritage Homes Corp.                              41,802   1,703,431
#          MGM Resorts International                        191,385   6,302,308
*          Michael Kors Holdings, Ltd.                       69,700   2,539,868
#*         Michaels Cos., Inc. (The)                         65,172   1,312,564
*          Modine Manufacturing Co.                          42,718     694,167
*          Mohawk Industries, Inc.                           36,066   8,980,073
*          Monarch Casino & Resort, Inc.                      1,439      47,617
#          Monro Muffler Brake, Inc.                         23,765   1,107,449
#*         Motorcar Parts of America, Inc.                   18,356     513,417
#          Movado Group, Inc.                                11,955     294,093
*          MSG Networks, Inc. Class A                        60,925   1,303,795
#*         Murphy USA, Inc.                                  55,555   4,207,180
           NACCO Industries, Inc. Class A                     7,344     481,766
#*         Nathan's Famous, Inc.                              4,377     273,562
#          National CineMedia, Inc.                          53,155     380,058
#*         Nautilus, Inc.                                    40,483     712,501
*          Netflix, Inc.                                     22,400   4,069,184
*          New Home Co., Inc. (The)                             545       5,891
#          New Media Investment Group, Inc.                  15,492     215,958
*          New York & Co., Inc.                              54,882      85,616
           New York Times Co. (The) Class A                 125,086   2,376,634
#          Newell Brands, Inc.                              126,626   6,675,723
           News Corp. Class A                               125,805   1,800,270
           News Corp. Class B                                59,868     880,060
#          Nexstar Media Group, Inc. Class A                 61,003   3,989,596
           NIKE, Inc. Class B                               143,458   8,471,195
           Nobility Homes, Inc.                               1,152      20,621
#          Nordstrom, Inc.                                   31,682   1,538,795
*          Norwegian Cruise Line Holdings, Ltd.              88,068   4,849,905
#          Nutrisystem, Inc.                                 23,167   1,291,560
*          NVR, Inc.                                          2,277   5,943,972
#*         O'Reilly Automotive, Inc.                         30,530   6,237,279
           Office Depot, Inc.                               433,791   2,546,353
#*         Ollie's Bargain Outlet Holdings, Inc.             35,927   1,605,937
#          Omnicom Group, Inc.                               39,896   3,141,411
#*         Overstock.com, Inc.                               32,695     523,120
           Oxford Industries, Inc.                           20,786   1,312,220
#          Papa John's International, Inc.                   28,426   2,027,627
#*         Papa Murphy's Holdings, Inc.                       6,677      28,444
#*         Party City Holdco, Inc.                           15,966     222,726
#*         Penn National Gaming, Inc.                        37,631     758,641
#          Penske Automotive Group, Inc.                    100,789   4,388,353
*          Perry Ellis International, Inc.                    9,214     180,963

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#   PetMed Express, Inc.                                     22,786 $ 1,083,246
*   PICO Holdings, Inc.                                      11,695     190,044
#   Pier 1 Imports, Inc.                                     96,630     445,464
#*  Pinnacle Entertainment, Inc.                             36,985     702,715
    Planet Fitness, Inc. Class A                             46,405   1,051,537
#   Polaris Industries, Inc.                                 48,416   4,340,979
#   Pool Corp.                                               24,941   2,696,621
#*  Potbelly Corp.                                           17,607     202,480
*   Priceline Group, Inc. (The)                               4,900   9,939,650
    PulteGroup, Inc.                                        210,129   5,131,350
    PVH Corp.                                                42,047   5,015,787
#   Ralph Lauren Corp.                                       16,577   1,254,050
    RCI Hospitality Holdings, Inc.                           12,873     292,088
*   Reading International, Inc. Class A                      17,935     286,243
*   Red Lion Hotels Corp.                                    20,113     143,808
#*  Red Robin Gourmet Burgers, Inc.                          11,931     713,474
#   Red Rock Resorts, Inc. Class A                            2,214      52,915
#   Regal Entertainment Group Class A                        59,771   1,136,844
#*  Regis Corp.                                              38,982     410,480
#   Rent-A-Center, Inc.                                      38,161     504,488
    Rocky Brands, Inc.                                        6,987      97,469
    Ross Stores, Inc.                                        68,236   3,774,816
    Royal Caribbean Cruises, Ltd.                            94,154  10,645,993
    Ruth's Hospitality Group, Inc.                           51,625   1,032,500
    Saga Communications, Inc. Class A                         1,505      58,469
    Salem Media Group, Inc.                                  10,305      73,681
#*  Sally Beauty Holdings, Inc.                              56,479   1,142,570
    Scholastic Corp.                                         28,381   1,175,825
#*  Scientific Games Corp. Class A                           39,144   1,450,285
#   Scripps Networks Interactive, Inc. Class A               45,848   4,007,574
#*  Sears Hometown and Outlet Stores, Inc.                    1,300       2,925
#   SeaWorld Entertainment, Inc.                            119,404   1,836,434
#*  Select Comfort Corp.                                     54,004   1,825,875
#*  Sequential Brands Group, Inc.                             3,229      10,365
    Service Corp. International                             187,444   6,509,930
#*  ServiceMaster Global Holdings, Inc.                     100,425   4,414,683
#*  Shake Shack, Inc. Class A                                 1,393      45,983
*   Shiloh Industries, Inc.                                  12,091      89,715
#   Shoe Carnival, Inc.                                      17,356     316,921
#*  Shutterfly, Inc.                                         38,320   1,879,213
#   Signet Jewelers, Ltd.                                    45,351   2,773,667
#   Sinclair Broadcast Group, Inc. Class A                  105,206   3,792,676
#   Sirius XM Holdings, Inc.                                151,402     887,216
#   Six Flags Entertainment Corp.                            41,784   2,376,256
#*  Skechers U.S.A., Inc. Class A                           134,063   3,765,830
*   Skyline Corp.                                             1,175       8,777
#   Sonic Automotive, Inc. Class A                           33,630     610,384
#   Sonic Corp.                                              33,893     801,908
#*  Sotheby's                                                48,403   2,739,126
    Speedway Motorsports, Inc.                               30,011     638,034
#*  Sportsman's Warehouse Holdings, Inc.                     28,697     129,997
#   Stage Stores, Inc.                                        4,499       8,953
    Standard Motor Products, Inc.                            26,407   1,330,385

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Staples, Inc.                                           473,335 $ 4,804,350
    Starbucks Corp.                                         120,825   6,522,133
#   Stein Mart, Inc.                                         49,748      69,150
*   Steven Madden, Ltd.                                      65,090   2,668,690
*   Stoneridge, Inc.                                         49,402     753,875
    Strattec Security Corp.                                   3,827     135,858
#   Strayer Education, Inc.                                  16,501   1,297,309
#   Sturm Ruger & Co., Inc.                                  17,735   1,021,536
    Superior Industries International, Inc.                  22,424     438,389
#   Superior Uniform Group, Inc.                             13,632     304,403
*   Sypris Solutions, Inc.                                    8,523      14,191
#   Tailored Brands, Inc.                                     8,120     101,825
*   Tandy Leather Factory, Inc.                               9,590      84,872
#   Target Corp.                                            144,640   8,196,749
*   Taylor Morrison Home Corp. Class A                       36,618     828,299
    TEGNA, Inc.                                             260,673   3,865,781
#*  Tempur Sealy International, Inc.                         26,245   1,513,549
    Tenneco, Inc.                                            48,867   2,702,345
*   Tesla, Inc.                                               7,091   2,293,726
    Texas Roadhouse, Inc.                                    63,815   3,018,449
    Thor Industries, Inc.                                    74,988   7,899,986
#   Tiffany & Co.                                            61,664   5,889,529
    Tile Shop Holdings, Inc.                                 42,222     616,441
    Tilly's, Inc. Class A                                     7,196      71,816
    Time Warner, Inc.                                       259,315  26,559,042
    Time, Inc.                                               83,758   1,176,800
    TJX Cos., Inc. (The)                                     56,625   3,981,304
    Toll Brothers, Inc.                                     148,262   5,721,431
*   TopBuild Corp.                                           22,234   1,173,511
    Tower International, Inc.                                28,596     706,321
*   Town Sports International Holdings, Inc.                 12,890      70,895
#   Tractor Supply Co.                                       49,600   2,783,552
*   Trans World Entertainment Corp.                             900       1,575
#*  TRI Pointe Group, Inc.                                  148,256   1,971,805
    Tribune Media Co. Class A                                 9,112     384,071
#*  TripAdvisor, Inc.                                        13,581     529,931
#*  tronc, Inc.                                               4,419      56,431
#*  Tuesday Morning Corp.                                    29,673      54,895
    Tupperware Brands Corp.                                  24,232   1,471,125
#   Twenty-First Century Fox, Inc. Class A                  210,181   6,116,267
    Twenty-First Century Fox, Inc. Class B                   80,250   2,302,372
*   UCP, Inc. Class A                                         1,400      15,610
*   Ulta Salon Cosmetics & Fragrance, Inc.                   19,777   4,968,180
#*  Under Armour, Inc. Class A                               25,200     504,504
#*  Under Armour, Inc. Class C                               25,378     459,596
*   Unifi, Inc.                                              14,202     465,258
#*  Universal Electronics, Inc.                              12,278     840,429
*   Universal Technical Institute, Inc.                      13,926      49,577
#*  Urban One, Inc.                                             841       1,598
#*  Urban Outfitters, Inc.                                  152,293   2,983,420
*   US Auto Parts Network, Inc.                              17,215      44,931
    Vail Resorts, Inc.                                       29,350   6,185,806
#*  Vera Bradley, Inc.                                       40,288     406,103

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Consumer Discretionary -- (Continued)
#   VF Corp.                                              53,460 $    3,324,677
#   Viacom, Inc. Class A                                   8,633        349,636
    Viacom, Inc. Class B                                 248,278      8,669,868
#*  Vista Outdoor, Inc.                                   48,596      1,122,082
*   Visteon Corp.                                         43,035      4,800,124
#*  Vitamin Shoppe, Inc.                                  23,500        258,500
*   VOXX International Corp.                              11,061         74,109
    Walt Disney Co. (The)                                365,590     40,189,309
*   Wayfair, Inc. Class A                                  1,352        103,225
#*  Weight Watchers International, Inc.                    3,258        116,702
#   Wendy's Co. (The)                                    298,595      4,610,307
    West Marine, Inc.                                     21,940        282,807
#   Weyco Group, Inc.                                      5,289        147,457
#   Whirlpool Corp.                                       45,565      8,105,102
#*  William Lyon Homes Class A                            25,280        571,581
#   Williams-Sonoma, Inc.                                131,683      6,114,042
#*  Wingstop, Inc.                                        12,984        389,650
#   Winmark Corp.                                          2,732        363,493
    Winnebago Industries, Inc.                            34,377      1,265,074
    Wolverine World Wide, Inc.                            91,834      2,589,719
#   World Wrestling Entertainment, Inc. Class A           13,829        292,622
#   Wyndham Worldwide Corp.                               48,100      5,020,197
#   Wynn Resorts, Ltd.                                    15,906      2,057,282
    Yum! Brands, Inc.                                     33,855      2,555,375
#*  ZAGG, Inc.                                            31,708        267,933
#*  Zumiez, Inc.                                          30,352        385,470
                                                                 --------------
Total Consumer Discretionary                                      1,135,780,692
                                                                 --------------
Consumer Staples -- (5.9%)
#   Alico, Inc.                                            5,242        158,308
#*  Alliance One International, Inc.                       5,380         81,776
    Altria Group, Inc.                                   204,026     13,255,569
    Andersons, Inc. (The)                                 26,345        907,585
    Archer-Daniels-Midland Co.                           131,574      5,549,791
#*  Avon Products, Inc.                                  301,240      1,096,514
#   B&G Foods, Inc.                                       70,194      2,544,532
#*  Blue Buffalo Pet Products, Inc.                       94,960      2,124,255
#*  Boston Beer Co., Inc. (The) Class A                    8,202      1,286,074
*   Bridgford Foods Corp.                                  2,509         28,000
#   British American Tobacco P.L.C. Sponsored ADR         65,361      4,086,374
    Brown-Forman Corp. Class A                            11,686        602,296
#   Brown-Forman Corp. Class B                            35,633      1,760,270
    Bunge, Ltd.                                           93,189      7,305,086
#*  Cal-Maine Foods, Inc.                                 49,683      1,895,406
#   Calavo Growers, Inc.                                  17,713      1,311,648
#   Campbell Soup Co.                                     50,190      2,651,538
#   Casey's General Stores, Inc.                          47,241      5,042,977
*   CCA Industries, Inc.                                   3,031         10,760
#*  Central Garden & Pet Co.                              10,091        322,912
*   Central Garden & Pet Co. Class A                      35,352      1,087,428
#*  Chefs' Warehouse, Inc. (The)                          11,385        165,083
    Church & Dwight Co., Inc.                             73,376      3,914,610
    Clorox Co. (The)                                      22,050      2,943,454

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Coca-Cola Bottling Co. Consolidated                       9,620 $ 2,309,666
    Coca-Cola Co. (The)                                     484,883  22,227,037
    Colgate-Palmolive Co.                                    76,902   5,552,324
    Conagra Brands, Inc.                                    128,847   4,411,721
    Constellation Brands, Inc. Class A                       78,551  15,187,836
    Constellation Brands, Inc. Class B                        1,902     372,944
    Costco Wholesale Corp.                                   59,834   9,484,287
#   Coty, Inc. Class A                                      336,191   6,885,192
#*  Craft Brew Alliance, Inc.                                20,621     360,867
*   Crimson Wine Group, Ltd.                                  9,858     105,481
    CVS Health Corp.                                        339,252  27,116,412
*   Darling Ingredients, Inc.                               154,648   2,516,123
#   Dean Foods Co.                                          115,545   1,733,175
    Dr Pepper Snapple Group, Inc.                            62,606   5,707,163
#*  Edgewell Personal Care Co.                               48,189   3,479,246
    Energizer Holdings, Inc.                                 31,287   1,441,392
    Estee Lauder Cos., Inc. (The) Class A                    17,200   1,702,628
#*  Farmer Brothers Co.                                      19,168     597,083
#   Flowers Foods, Inc.                                     204,564   3,598,281
#   Fresh Del Monte Produce, Inc.                            49,348   2,539,942
#   General Mills, Inc.                                      62,174   3,460,605
#*  Hain Celestial Group, Inc. (The)                         76,799   3,433,683
#*  Herbalife, Ltd.                                          34,042   2,264,133
    Hershey Co. (The)                                         6,900     726,639
#   Hormel Foods Corp.                                      154,724   5,286,919
#*  Hostess Brands, Inc.                                     53,188     812,713
*   HRG Group, Inc.                                         135,861   2,251,217
    Ingles Markets, Inc. Class A                             16,579     489,080
    Ingredion, Inc.                                          60,426   7,451,734
    Inter Parfums, Inc.                                      27,932   1,083,762
#*  Inventure Foods, Inc.                                     6,441      25,120
    J&J Snack Foods Corp.                                    19,581   2,572,943
    JM Smucker Co. (The)                                     56,032   6,830,301
#   John B. Sanfilippo & Son, Inc.                            8,870     570,518
#   Kellogg Co.                                              21,066   1,432,488
    Kimberly-Clark Corp.                                     30,133   3,711,180
    Kraft Heinz Co. (The)                                   116,586  10,196,612
    Kroger Co. (The)                                        154,486   3,787,997
    Lamb Weston Holdings, Inc.                               40,621   1,786,512
    Lancaster Colony Corp.                                   19,955   2,446,882
*   Landec Corp.                                             27,381     336,786
*   Lifeway Foods, Inc.                                       2,867      26,290
    Limoneira Co.                                             2,654      60,405
    Mannatech, Inc.                                             600       9,750
#   McCormick & Co., Inc. Non-Voting                         20,206   1,925,632
    McCormick & Co., Inc. Voting                              1,509     143,778
    Medifast, Inc.                                           21,814     931,240
#   MGP Ingredients, Inc.                                    23,869   1,407,316
    Molson Coors Brewing Co. Class A                            266      24,617
    Molson Coors Brewing Co. Class B                         90,418   8,045,394
    Mondelez International, Inc. Class A                    418,428  18,419,201
*   Monster Beverage Corp.                                   81,819   4,315,952
#   National Beverage Corp.                                  23,726   2,422,899

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
#*  Natural Alternatives International, Inc.                 5,470 $     54,700
#*  Natural Grocers by Vitamin Cottage, Inc.                10,124       89,192
#   Natural Health Trends Corp.                              6,437      158,543
    Nature's Sunshine Products, Inc.                         2,146       27,147
#   Nu Skin Enterprises, Inc. Class A                       60,110    3,808,570
    Nutraceutical International Corp.                        7,931      331,516
    Oil-Dri Corp. of America                                 5,619      232,402
#   Omega Protein Corp.                                     22,885      366,160
#   Orchids Paper Products Co.                               8,669       97,613
    PepsiCo, Inc.                                          155,127   18,089,359
*   Performance Food Group Co.                              47,827    1,377,418
    Philip Morris International, Inc.                      124,624   14,544,867
#*  Pilgrim's Pride Corp.                                   89,398    2,171,477
    Pinnacle Foods, Inc.                                   123,860    7,354,807
#*  Post Holdings, Inc.                                     82,111    6,831,635
#   PriceSmart, Inc.                                        24,592    2,071,876
#*  Primo Water Corp.                                       19,219      238,508
    Procter & Gamble Co. (The)                             458,732   41,662,040
#*  Revlon, Inc. Class A                                    27,411      535,885
#*  Rite Aid Corp.                                         267,434      599,052
    Rocky Mountain Chocolate Factory, Inc.                   4,490       53,386
    Sanderson Farms, Inc.                                   27,079    3,540,579
    Seaboard Corp.                                             346    1,479,150
*   Seneca Foods Corp. Class A                               8,682      249,173
*   Seneca Foods Corp. Class B                                 283        8,745
#*  Smart & Final Stores, Inc.                               3,401       29,249
#   Snyder's-Lance, Inc.                                    88,992    3,096,032
    SpartanNash Co.                                         27,359      758,939
#   Spectrum Brands Holdings, Inc.                          44,660    5,155,550
*   Sprouts Farmers Market, Inc.                           102,573    2,468,932
*   SUPERVALU, Inc.                                        124,014      443,970
    Sysco Corp.                                             51,532    2,711,614
#   Tootsie Roll Industries, Inc.                           29,651    1,103,017
#*  TreeHouse Foods, Inc.                                   46,119    3,912,275
    Tyson Foods, Inc. Class A                              140,474    8,900,433
#*  United Natural Foods, Inc.                              49,778    1,917,946
    United-Guardian, Inc.                                    1,431       22,538
    Universal Corp.                                         25,949    1,659,439
#*  USANA Health Sciences, Inc.                             28,500    1,627,350
#   Vector Group, Ltd.                                      65,721    1,322,964
    Village Super Market, Inc. Class A                       8,926      220,740
    Wal-Mart Stores, Inc.                                  683,245   54,652,768
    Walgreens Boots Alliance, Inc.                         285,393   23,022,653
#   WD-40 Co.                                               12,178    1,298,784
    Weis Markets, Inc.                                      22,359    1,057,804
    Whole Foods Market, Inc.                               188,406    7,867,835
                                                                   ------------
Total Consumer Staples                                              505,375,976
                                                                   ------------
Energy -- (4.7%)
*   Abraxas Petroleum Corp.                                 16,753       29,820
    Adams Resources & Energy, Inc.                           3,585      136,194
    Anadarko Petroleum Corp.                                62,937    2,874,333
    Andeavor                                               154,065   15,334,089

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#*  Antero Resources Corp.                                   77,401 $ 1,596,009
#   Apache Corp.                                             27,582   1,364,757
    Archrock, Inc.                                           44,829     490,878
    Baker Hughes a GE Co.                                    69,015   2,545,963
#   Bristow Group, Inc.                                      25,800     190,146
#   Cabot Oil & Gas Corp.                                   111,368   2,769,722
#*  Callon Petroleum Co.                                     80,203     907,898
#*  CARBO Ceramics, Inc.                                      3,649      25,798
    Cheniere Energy Partners L.P. Holdings LLC               13,761     360,125
#*  Cheniere Energy, Inc.                                    39,587   1,789,332
#*  Chesapeake Energy Corp.                                 376,827   1,869,062
    Chevron Corp.                                           442,170  48,280,542
    Cimarex Energy Co.                                       33,911   3,358,206
*   Clean Energy Fuels Corp.                                 10,260      26,881
#*  Concho Resources, Inc.                                   37,612   4,899,339
    ConocoPhillips                                          271,885  12,335,422
#*  CONSOL Energy, Inc.                                     217,277   3,641,563
*   Contango Oil & Gas Co.                                   26,267     157,602
#*  Continental Resources, Inc.                              56,190   1,878,432
#   Core Laboratories NV                                     21,785   2,190,046
#   CVR Energy, Inc.                                          9,034     170,833
*   Dawson Geophysical Co.                                   14,469      58,021
    Delek US Holdings, Inc.                                  46,946   1,225,760
#*  Denbury Resources, Inc.                                 167,744     244,906
    Devon Energy Corp.                                       21,395     712,667
    DHT Holdings, Inc.                                       62,472     259,884
#*  Diamond Offshore Drilling, Inc.                          52,555     652,733
#*  Diamondback Energy, Inc.                                 43,524   4,173,081
#*  Dorian LPG, Ltd.                                          8,582      61,790
#*  Dril-Quip, Inc.                                          36,765   1,639,719
*   Eclipse Resources Corp.                                  82,115     230,743
*   Energen Corp.                                            41,222   2,196,308
*   ENGlobal Corp.                                           13,358      16,698
    EnLink Midstream LLC                                     88,656   1,555,913
#   Ensco P.L.C. Class A                                    206,967   1,094,855
    EOG Resources, Inc.                                     139,897  13,309,801
#*  EP Energy Corp. Class A                                  21,571      72,910
#   EQT Corp.                                                21,091   1,343,497
*   Era Group, Inc.                                           7,752      67,908
    Evolution Petroleum Corp.                                16,602     142,777
*   Exterran Corp.                                           26,151     724,121
    Exxon Mobil Corp.                                       943,449  75,513,658
#*  Forum Energy Technologies, Inc.                         129,925   1,721,506
#   Frank's International NV                                 13,159     106,588
#   GasLog, Ltd.                                             17,398     317,514
#*  Geospace Technologies Corp.                               8,662     133,308
    Green Plains, Inc.                                       27,619     545,475
    Gulf Island Fabrication, Inc.                            11,124     126,814
*   Gulfport Energy Corp.                                    61,703     778,692
    Halliburton Co.                                         116,826   4,958,095
#*  Helix Energy Solutions Group, Inc.                      147,303     963,362
#   Helmerich & Payne, Inc.                                  52,812   2,673,343
#   Hess Corp.                                               82,467   3,673,080

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#   HollyFrontier Corp.                                     117,730 $ 3,395,333
*   International Seaways, Inc.                              12,181     277,849
#*  Jones Energy, Inc. Class A                                  113         170
    Kinder Morgan, Inc.                                     444,682   9,084,853
#*  Kosmos Energy, Ltd.                                     215,282   1,420,861
#*  Laredo Petroleum, Inc.                                  124,867   1,618,276
#   Marathon Oil Corp.                                      311,140   3,805,242
    Marathon Petroleum Corp.                                173,050   9,689,070
#*  Matador Resources Co.                                    75,347   1,827,918
*   Matrix Service Co.                                       26,162     270,777
#*  McDermott International, Inc.                           133,309     902,502
*   Mitcham Industries, Inc.                                 13,388      53,150
#   Murphy Oil Corp.                                        108,914   2,894,934
#   Nabors Industries, Ltd.                                 261,761   2,018,177
#   National Oilwell Varco, Inc.                            167,066   5,464,729
*   Natural Gas Services Group, Inc.                         15,772     393,511
#*  Newfield Exploration Co.                                108,769   3,124,933
#*  Newpark Resources, Inc.                                 122,312   1,021,305
#   Noble Corp. P.L.C.                                       83,052     332,208
    Noble Energy, Inc.                                      134,027   3,874,721
#*  Northern Oil and Gas, Inc.                                6,779       8,474
#*  Oasis Petroleum, Inc.                                   245,175   1,907,462
    Occidental Petroleum Corp.                               78,220   4,844,165
#   Oceaneering International, Inc.                          87,881   2,254,148
#*  Oil States International, Inc.                           47,300   1,175,405
    ONEOK, Inc.                                              50,485   2,855,936
*   Pacific Ethanol, Inc.                                     4,312      26,950
    Panhandle Oil and Gas, Inc. Class A                      11,858     260,876
*   Par Pacific Holdings, Inc.                               14,544     260,483
#*  Parker Drilling Co.                                     109,761     131,713
*   Parsley Energy, Inc. Class A                             89,814   2,629,754
    Patterson-UTI Energy, Inc.                              136,317   2,636,371
#   PBF Energy, Inc. Class A                                117,005   2,664,204
#*  PDC Energy, Inc.                                         51,500   2,428,740
#*  PetroQuest Energy, Inc.                                   5,485      11,902
*   PHI, Inc. Non-Voting                                      8,318      80,685
#*  PHI, Inc. Voting                                            212       2,003
    Phillips 66                                             125,687  10,526,286
*   Pioneer Energy Services Corp.                            89,700     197,340
    Pioneer Natural Resources Co.                            31,238   5,094,918
*   QEP Resources, Inc.                                     191,837   1,644,043
#   Range Resources Corp.                                    47,433   1,001,311
#*  Renewable Energy Group, Inc.                             59,963     749,538
#*  REX American Resources Corp.                              6,572     657,069
*   Rice Energy, Inc.                                       135,277   3,783,698
#*  RigNet, Inc.                                              2,237      42,391
#*  Ring Energy, Inc.                                        17,873     233,421
#*  Rowan Cos. P.L.C. Class A                                57,621     672,437
#   RPC, Inc.                                               135,339   2,802,871
*   RSP Permian, Inc.                                        99,139   3,406,416
    Schlumberger, Ltd.                                      268,580  18,424,588
#   Scorpio Tankers, Inc.                                   114,112     423,356
*   SEACOR Holdings, Inc.                                    17,682     602,779

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
#*  SEACOR Marine Holdings, Inc.                            17,777 $    259,189
#   SemGroup Corp. Class A                                  51,052    1,380,957
#   Ship Finance International, Ltd.                        57,055      775,948
#   SM Energy Co.                                           70,132    1,219,596
#*  SRC Energy, Inc.                                       165,846    1,411,350
#*  Superior Energy Services, Inc.                         125,929    1,354,996
    Targa Resources Corp.                                   86,976    4,036,556
#*  TechnipFMC P.L.C.                                       76,981    2,197,038
#*  Tesco Corp.                                             54,654      251,408
*   TETRA Technologies, Inc.                                78,499      220,582
#*  Transocean, Ltd.                                       281,896    2,438,400
#*  Ultra Petroleum Corp.                                  111,269    1,144,958
#*  Unit Corp.                                              56,567    1,017,075
#   US Silica Holdings, Inc.                                44,023    1,282,390
*   Vaalco Energy, Inc.                                     31,137       28,553
    Valero Energy Corp.                                    171,420   11,822,837
#*  Weatherford International P.L.C.                       586,060    2,613,828
#*  Whiting Petroleum Corp.                                243,470    1,278,218
*   Willbros Group, Inc.                                    47,803       97,518
    Williams Cos., Inc. (The)                               88,285    2,805,697
    World Fuel Services Corp.                               52,763    1,706,355
#*  WPX Energy, Inc.                                       310,747    3,349,853
                                                                   ------------
Total Energy                                                        399,124,073
                                                                   ------------
Financials -- (17.4%)
    1st Source Corp.                                        25,024    1,228,678
    A-Mark Precious Metals, Inc.                             7,393      111,413
    Access National Corp.                                   11,999      319,053
#   Affiliated Managers Group, Inc.                         19,651    3,651,745
    Aflac, Inc.                                             95,826    7,642,123
*   Alleghany Corp.                                          7,207    4,420,341
*   Allegiance Bancshares, Inc.                                400       15,020
    Allstate Corp. (The)                                   108,567    9,879,597
    Ally Financial, Inc.                                   343,635    7,779,896
#*  Ambac Financial Group, Inc.                             25,869      528,504
    American Equity Investment Life Holding Co.            103,326    2,767,070
    American Express Co.                                   272,571   23,231,226
    American Financial Group, Inc.                          68,232    6,918,725
    American International Group, Inc.                     269,115   17,613,577
    American National Bankshares, Inc.                       4,187      158,059
    American National Insurance Co.                         17,036    2,027,284
    American River Bankshares                                2,071       28,890
    Ameriprise Financial, Inc.                              90,559   13,120,188
    Ameris Bancorp                                          38,185    1,748,873
    AMERISAFE, Inc.                                         26,204    1,513,281
    AmeriServ Financial, Inc.                                3,367       13,300
#   Amtrust Financial Services, Inc.                       182,041    2,912,656
    Aon P.L.C.                                              39,459    5,452,050
*   Arch Capital Group, Ltd.                                57,433    5,585,934
    Argo Group International Holdings, Ltd.                 34,410    2,062,879
    Arrow Financial Corp.                                   14,304      466,310
    Arthur J Gallagher & Co.                                56,579    3,326,279
#   Artisan Partners Asset Management, Inc. Class A         41,907    1,393,408

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Aspen Insurance Holdings, Ltd.                           53,638 $ 2,617,534
    Associated Banc-Corp                                    130,908   3,135,247
    Assurant, Inc.                                           58,469   6,155,032
    Assured Guaranty, Ltd.                                  141,072   6,349,651
*   Asta Funding, Inc.                                          736       5,391
    Astoria Financial Corp.                                 140,092   2,827,057
#*  Atlantic Capital Bancshares, Inc.                         1,179      22,755
*   Atlantic Coast Financial Corp.                            1,768      14,056
*   Atlanticus Holdings Corp.                                12,895      31,851
#*  Atlas Financial Holdings, Inc.                            4,819      74,454
    Auburn National Bancorporation, Inc.                        757      28,017
    Axis Capital Holdings, Ltd.                              75,408   4,869,849
    Baldwin & Lyons, Inc. Class A                               298       6,943
    Baldwin & Lyons, Inc. Class B                             9,068     212,191
#   Banc of California, Inc.                                 56,944   1,170,199
    BancFirst Corp.                                          16,361   1,746,537
*   Bancorp, Inc. (The)                                      29,339     227,377
    BancorpSouth, Inc.                                      116,483   3,500,314
    Bank Mutual Corp.                                        41,770     415,612
    Bank of America Corp.                                 2,339,859  56,437,399
    Bank of Commerce Holdings                                 4,204      43,511
#   Bank of Hawaii Corp.                                     43,487   3,638,557
    Bank of Marin Bancorp                                     5,176     344,980
    Bank of New York Mellon Corp. (The)                     265,290  14,068,329
#   Bank of the Ozarks, Inc.                                 87,428   3,772,518
    BankFinancial Corp.                                      23,262     348,465
    BankUnited, Inc.                                         97,515   3,356,466
    Banner Corp.                                             29,912   1,728,016
    Bar Harbor Bankshares                                     8,161     227,610
#   BB&T Corp.                                              202,445   9,579,697
#   BCB Bancorp, Inc.                                         2,691      40,365
    Bear State Financial, Inc.                                  110       1,021
    Beneficial Bancorp, Inc.                                 80,152   1,250,371
*   Berkshire Hathaway, Inc. Class B                        161,009  28,171,745
    Berkshire Hills Bancorp, Inc.                            37,931   1,409,137
    BGC Partners, Inc. Class A                              328,819   4,146,408
    BlackRock, Inc.                                          30,468  12,995,516
    Blue Hills Bancorp, Inc.                                  2,178      41,273
#*  BofI Holding, Inc.                                       55,788   1,554,812
    BOK Financial Corp.                                      38,902   3,309,393
    Boston Private Financial Holdings, Inc.                 117,108   1,797,608
    Bridge Bancorp, Inc.                                      4,937     160,453
    Brookline Bancorp, Inc.                                  98,733   1,466,185
    Brown & Brown, Inc.                                     137,962   6,153,105
    Bryn Mawr Bank Corp.                                     21,164     898,412
    C&F Financial Corp.                                         353      17,579
#   California First National Bancorp                         1,859      30,952
    Camden National Corp.                                    14,891     625,422
    Canadian Imperial Bank of Commerce                        8,556     743,003
    Capital Bank Financial Corp. Class A                     37,157   1,411,966
    Capital City Bank Group, Inc.                            10,928     233,422
    Capital One Financial Corp.                             129,672  11,175,133
    Capitol Federal Financial, Inc.                         186,164   2,654,699

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Cathay General Bancorp                                   87,165 $ 3,264,329
#   CBOE Holdings, Inc.                                      40,772   3,854,177
    CenterState Banks, Inc.                                  60,833   1,520,217
    Central Pacific Financial Corp.                          41,241   1,275,584
    Century Bancorp, Inc. Class A                             1,308      87,244
#   Charles Schwab Corp. (The)                              167,241   7,174,639
    Charter Financial Corp.                                   4,551      81,827
    Chemical Financial Corp.                                 64,073   3,087,678
    Chubb, Ltd.                                              94,708  13,870,934
    Cincinnati Financial Corp.                               73,427   5,592,200
    CIT Group, Inc.                                          74,984   3,572,988
    Citigroup, Inc.                                         627,426  42,947,310
    Citizens & Northern Corp.                                 5,885     135,826
#   Citizens Community Bancorp, Inc.                          1,100      15,345
    Citizens Financial Group, Inc.                          164,685   5,777,150
    Citizens Holding Co.                                        200       4,930
#*  Citizens, Inc.                                           28,479     229,256
    City Holding Co.                                         18,482   1,212,974
    Clifton Bancorp, Inc.                                    31,379     523,716
    CME Group, Inc.                                          74,261   9,105,884
#   CNA Financial Corp.                                      71,240   3,700,918
    CNB Financial Corp.                                       7,770     204,817
    CNO Financial Group, Inc.                               150,916   3,452,958
    CoBiz Financial, Inc.                                    43,345     762,872
    Codorus Valley Bancorp, Inc.                                622      17,391
#   Cohen & Steers, Inc.                                     47,215   1,907,486
    Colony Bankcorp, Inc.                                       327       4,594
#   Columbia Banking System, Inc.                            82,135   3,272,258
    Comerica, Inc.                                           81,765   5,912,427
#   Commerce Bancshares, Inc.                                96,527   5,602,427
    Commercial National Financial Corp.                         923      19,037
#   Community Bank System, Inc.                              64,346   3,532,595
*   Community Bankers Trust Corp.                               700       6,020
    Community Trust Bancorp, Inc.                            19,888     859,162
    ConnectOne Bancorp, Inc.                                 17,330     389,925
*   Consumer Portfolio Services, Inc.                        34,102     140,159
#*  Cowen, Inc.                                              19,850     317,600
    Crawford & Co. Class A                                   23,010     170,964
#   Crawford & Co. Class B                                   18,001     161,649
#*  Credit Acceptance Corp.                                  19,656   4,896,310
*   CU Bancorp                                                1,353      49,926
#   Cullen/Frost Bankers, Inc.                               57,621   5,230,834
*   Customers Bancorp, Inc.                                  31,977     954,513
#   CVB Financial Corp.                                     136,289   2,935,665
    Diamond Hill Investment Group, Inc.                       3,184     628,840
#   Dime Community Bancshares, Inc.                          50,101   1,042,101
    Discover Financial Services                             151,360   9,223,878
    Donegal Group, Inc. Class A                              18,236     274,999
    Donegal Group, Inc. Class B                               1,947      30,276
*   Donnelley Financial Solutions, Inc.                      42,077     976,186
*   E*TRADE Financial Corp.                                 166,215   6,814,815
*   Eagle Bancorp, Inc.                                      26,080   1,628,696
    East West Bancorp, Inc.                                 138,768   7,907,001

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Eaton Vance Corp.                                        78,453 $ 3,851,258
#*  eHealth, Inc.                                             9,622     163,670
    EMC Insurance Group, Inc.                                16,920     468,684
    Employers Holdings, Inc.                                 41,844   1,813,937
#*  Encore Capital Group, Inc.                               19,637     787,444
#*  Enova International, Inc.                                25,727     373,042
*   Enstar Group, Ltd.                                       12,513   2,535,134
#   Enterprise Bancorp, Inc.                                  3,613     122,083
    Enterprise Financial Services Corp.                      28,030   1,108,586
    Erie Indemnity Co. Class A                               30,211   3,850,694
    ESSA Bancorp, Inc.                                        7,776     114,696
#*  Essent Group, Ltd.                                       27,950   1,073,839
#   Evans Bancorp, Inc.                                         807      32,885
    Evercore Partners, Inc. Class A                          45,505   3,578,968
    Everest Re Group, Ltd.                                   24,621   6,460,304
#*  Ezcorp, Inc. Class A                                     50,309     392,410
#   FactSet Research Systems, Inc.                           14,215   2,377,032
    Fairfax Financial Holdings, Ltd.                          4,613   2,196,945
    Farmers Capital Bank Corp.                                5,157     193,645
    Farmers National Banc Corp.                                 490       6,738
    FBL Financial Group, Inc. Class A                        21,123   1,434,252
*   FCB Financial Holdings, Inc. Class A                     36,782   1,734,271
    Federal Agricultural Mortgage Corp. Class A                 635      42,545
    Federal Agricultural Mortgage Corp. Class C               9,092     623,348
#   Federated Investors, Inc. Class B                       139,994   4,036,027
    Federated National Holding Co.                           13,480     214,602
#   Fidelity & Guaranty Life                                  2,628      81,862
    Fidelity Southern Corp.                                  23,195     488,487
    Fifth Third Bancorp                                     407,439  10,878,621
#   Financial Engines, Inc.                                  26,713   1,027,115
    Financial Institutions, Inc.                             16,968     498,859
*   First Acceptance Corp.                                   16,289      14,660
    First American Financial Corp.                          118,781   5,750,188
*   First BanCorp(318672706)                                 88,232     517,040
    First Bancorp(318910106)                                 19,153     599,489
    First Bancorp, Inc.                                       4,671     125,837
    First Busey Corp.                                        49,754   1,454,807
#   First Business Financial Services, Inc.                   6,193     131,663
    First Citizens BancShares, Inc. Class A                   9,362   3,445,403
    First Commonwealth Financial Corp.                      102,742   1,338,728
    First Community Bancshares, Inc.                         15,421     419,760
    First Connecticut Bancorp, Inc.                           3,987     102,067
    First Defiance Financial Corp.                            6,553     339,118
    First Financial Bancorp                                  80,070   2,049,792
#   First Financial Bankshares, Inc.                         47,172   2,040,189
    First Financial Corp.                                     7,979     367,433
    First Financial Northwest, Inc.                          13,447     220,665
#*  First Foundation, Inc.                                    3,854      66,828
#   First Horizon National Corp.                            236,393   4,120,330
    First Interstate Bancsystem, Inc. Class A                34,365   1,256,041
    First Merchants Corp.                                    47,798   1,932,951
    First Midwest Bancorp, Inc.                             140,824   3,127,701
    First of Long Island Corp. (The)                         10,731     299,931

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Republic Bank                                      47,024 $ 4,717,918
    First South Bancorp, Inc.                                 4,040      69,528
*   First United Corp.                                        1,237      18,679
    FirstCash, Inc.                                          62,082   3,610,068
*   Flagstar Bancorp, Inc.                                   52,022   1,693,836
    Flushing Financial Corp.                                 38,335   1,093,698
    FNB Corp.                                               240,488   3,294,686
    FNF Group                                               140,300   6,855,058
*   FNFV Group                                               55,319     954,253
#*  Franklin Financial Network, Inc.                          2,542      87,826
    Franklin Resources, Inc.                                121,946   5,460,742
    Fulton Financial Corp.                                  183,620   3,351,065
#   Gain Capital Holdings, Inc.                              36,233     243,123
    GAMCO Investors, Inc. Class A                             6,433     197,557
*   Genworth Financial, Inc. Class A                        268,656     921,490
#   German American Bancorp, Inc.                            22,339     800,406
#   Glacier Bancorp, Inc.                                   103,765   3,623,474
*   Global Indemnity, Ltd.                                   13,212     512,097
    Goldman Sachs Group, Inc. (The)                          92,294  20,796,607
    Great Southern Bancorp, Inc.                             14,987     778,575
#   Great Western Bancorp, Inc.                              23,119     901,872
*   Green Bancorp, Inc.                                       4,904     110,095
*   Green Dot Corp. Class A                                  62,298   2,506,872
#   Greenhill & Co., Inc.                                    18,254     337,699
#*  Greenlight Capital Re, Ltd. Class A                      30,335     649,169
    Guaranty Bancorp                                         19,165     510,747
*   Hallmark Financial Services, Inc.                        19,071     214,549
    Hancock Holding Co.                                      89,304   4,107,984
    Hanmi Financial Corp.                                    41,663   1,193,645
    Hanover Insurance Group, Inc. (The)                      41,123   3,900,928
    Harleysville Financial Corp.                              1,326      30,167
    Hartford Financial Services Group, Inc. (The)           195,278  10,740,290
    Hawthorn Bancshares, Inc.                                   280       5,691
#   HCI Group, Inc.                                          13,757     620,303
    Heartland Financial USA, Inc.                            23,426   1,103,365
    Heritage Commerce Corp.                                  30,328     421,256
    Heritage Financial Corp.                                 27,673     752,706
#   Heritage Insurance Holdings, Inc.                        10,266     129,454
    Hilltop Holdings, Inc.                                  118,386   2,963,202
    Hingham Institution for Savings                             248      43,871
*   HMN Financial, Inc.                                         212       3,816
    Home Bancorp, Inc.                                        3,783     153,287
#   Home BancShares, Inc.                                   121,682   3,017,714
*   HomeStreet, Inc.                                         25,324     664,755
*   HomeTrust Bancshares, Inc.                                6,636     160,259
    Hope Bancorp, Inc.                                      185,003   3,261,603
    HopFed Bancorp, Inc.                                      1,664      24,261
    Horace Mann Educators Corp.                              36,283   1,338,843
    Horizon Bancorp                                          13,134     346,344
    Houlihan Lokey, Inc.                                     13,003     483,452
    Huntington Bancshares, Inc.                             626,897   8,306,385
    Iberiabank Corp.                                         36,502   2,951,187
#*  Impac Mortgage Holdings, Inc.                             1,461      21,491

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Independence Holding Co.                                  7,983 $   177,223
    Independent Bank Corp.(453836108)                        35,501   2,532,996
    Independent Bank Corp.(453838609)                         3,600      76,320
    Independent Bank Group, Inc.                             11,657     703,500
    Infinity Property & Casualty Corp.                        9,255     925,963
#   Interactive Brokers Group, Inc. Class A                 108,160   4,331,808
    Intercontinental Exchange, Inc.                         143,690   9,585,560
    International Bancshares Corp.                           77,620   2,747,748
*   INTL. FCStone, Inc.                                      21,939     858,473
    Invesco, Ltd.                                           209,393   7,280,595
    Investment Technology Group, Inc.                        28,559     630,297
#   Investors Bancorp, Inc.                                 272,898   3,624,085
    Investors Title Co.                                         675     119,151
    James River Group Holdings, Ltd.                         10,455     419,873
#*  Janus Henderson Group P.L.C.                             89,813   3,007,837
    JPMorgan Chase & Co.                                  1,047,163  96,129,563
#   Kearny Financial Corp.                                   73,572   1,074,151
    Kemper Corp.                                             54,671   2,145,837
    Kentucky First Federal Bancorp                            1,549      15,180
    KeyCorp                                                 474,334   8,556,985
*   Ladenburg Thalmann Financial Services, Inc.              91,438     208,479
#   Lake Shore Bancorp, Inc.                                    125       1,975
    Lakeland Bancorp, Inc.                                   53,372   1,032,748
    Lakeland Financial Corp.                                 27,255   1,253,730
    Landmark Bancorp, Inc.                                    1,473      43,674
    LegacyTexas Financial Group, Inc.                        63,585   2,462,011
    Legg Mason, Inc.                                         85,041   3,402,490
#*  LendingClub Corp.                                       249,411   1,264,514
#*  LendingTree, Inc.                                         7,499   1,654,279
    Leucadia National Corp.                                 148,743   3,871,780
    Lincoln National Corp.                                  105,037   7,674,003
    Loews Corp.                                             141,370   6,881,892
    LPL Financial Holdings, Inc.                            133,511   6,109,463
    M&T Bank Corp.                                           42,957   7,008,435
    Macatawa Bank Corp.                                      18,166     175,302
    Mackinac Financial Corp.                                  1,448      21,054
    Maiden Holdings, Ltd.                                    96,205   1,067,875
    MainSource Financial Group, Inc.                         23,275     813,229
    Manning & Napier, Inc.                                    9,498      38,467
#*  Markel Corp.                                              6,509   6,974,459
#   MarketAxess Holdings, Inc.                               18,326   3,718,162
    Marlin Business Services Corp.                           17,363     451,438
    Marsh & McLennan Cos., Inc.                              55,808   4,351,350
    MB Financial, Inc.                                       72,336   2,958,542
#*  MBIA, Inc.                                              166,900   1,697,373
    MBT Financial Corp.                                       5,875      56,400
    Mercantile Bank Corp.                                    10,767     342,606
#   Mercury General Corp.                                    47,457   2,842,200
    Meridian Bancorp, Inc.                                   63,919   1,128,170
    Meta Financial Group, Inc.                               11,632     829,362
    MetLife, Inc.                                           212,186  11,670,230
*   MGIC Investment Corp.                                   111,894   1,305,803
    Midland States Bancorp, Inc.                             10,372     329,415

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    MidSouth Bancorp, Inc.                                    7,404 $    83,295
#   MidWestOne Financial Group, Inc.                          6,223     214,196
    Moelis & Co. Class A                                     23,513     961,682
#   Moody's Corp.                                            27,726   3,649,573
    Morgan Stanley                                          353,271  16,568,410
    Morningstar, Inc.                                        23,587   1,947,579
#*  MSB Financial Corp.                                         782      13,529
    MSCI, Inc.                                               67,973   7,405,658
    MutualFirst Financial, Inc.                               1,660      57,934
    Nasdaq, Inc.                                             88,383   6,573,044
    National Bank Holdings Corp. Class A                     31,745   1,083,457
*   National Commerce Corp.                                     488      19,569
    National General Holdings Corp.                          63,488   1,346,580
    National Western Life Group, Inc. Class A                 1,550     521,715
#*  Nationstar Mortgage Holdings, Inc.                        9,045     161,272
    Navient Corp.                                           398,759   5,881,695
    Navigators Group, Inc. (The)                             41,112   2,343,384
#   NBT Bancorp, Inc.                                        58,704   2,121,563
    Nelnet, Inc. Class A                                     33,841   1,661,255
#   New York Community Bancorp, Inc.                        208,972   2,743,802
    NewStar Financial, Inc.                                  34,788     380,581
*   Nicholas Financial, Inc.                                    945       8,316
*   Nicolet Bankshares, Inc.                                    300      16,251
*   NMI Holdings, Inc. Class A                               34,751     410,062
    Northeast Community Bancorp, Inc.                         5,046      45,919
    Northern Trust Corp.                                    114,426  10,013,419
#   Northfield Bancorp, Inc.                                 60,150   1,009,918
    Northrim BanCorp, Inc.                                    6,426     187,318
    Northwest Bancshares, Inc.                              139,017   2,238,174
#   Norwood Financial Corp.                                      71       3,042
#   OceanFirst Financial Corp.                               28,706     777,358
#*  Ocwen Financial Corp.                                    17,052      48,939
    OFG Bancorp                                              60,052     603,523
#   Ohio Valley Banc Corp.                                    1,078      36,490
#   Old Line Bancshares, Inc.                                    98       2,654
    Old National Bancorp                                    157,194   2,562,262
    Old Republic International Corp.                        236,951   4,648,979
    Old Second Bancorp, Inc.                                  9,603     113,796
    OM Asset Management P.L.C.                               65,679     989,783
    OneBeacon Insurance Group, Ltd. Class A                  22,648     414,911
#*  OneMain Holdings, Inc.                                   47,807   1,278,359
    Oppenheimer Holdings, Inc. Class A                       10,148     159,831
#   Opus Bank                                                14,534     345,909
    Oritani Financial Corp.                                  53,047     880,580
    Pacific Continental Corp.                                17,981     456,717
*   Pacific Mercantile Bancorp                                8,734      68,999
*   Pacific Premier Bancorp, Inc.                            33,495   1,202,470
    PacWest Bancorp                                         104,911   5,037,826
#   Park National Corp.                                      10,937   1,080,247
    Park Sterling Corp.                                      37,707     438,155
    Peapack Gladstone Financial Corp.                         9,399     293,907
    Penns Woods Bancorp, Inc.                                 3,317     142,133
#*  PennyMac Financial Services, Inc. Class A                26,565     462,231

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    People's United Financial, Inc.                         217,946 $ 3,800,978
    People's Utah Bancorp                                       400      11,120
#   Peoples Bancorp of North Carolina, Inc.                     126       3,984
    Peoples Bancorp, Inc.                                    13,722     447,337
    Peoples Financial Services Corp.                            759      32,462
*   PHH Corp.                                                77,936   1,073,958
    Pinnacle Financial Partners, Inc.                        51,552   3,294,173
    Piper Jaffray Cos.                                       10,045     626,808
    PJT Partners, Inc. Class A                               14,551     631,222
    PNC Financial Services Group, Inc. (The)                122,824  15,819,731
    Popular, Inc.                                            94,942   4,000,856
#*  PRA Group, Inc.                                          47,874   1,876,661
    Preferred Bank                                           15,476     868,977
    Premier Financial Bancorp, Inc.                           2,098      39,862
#   Primerica, Inc.                                          58,393   4,732,753
    Principal Financial Group, Inc.                         147,524   9,847,227
    ProAssurance Corp.                                       47,279   2,921,842
    Progressive Corp. (The)                                 221,290  10,429,398
#   Prosperity Bancshares, Inc.                              61,371   3,933,881
    Provident Financial Holdings, Inc.                        6,656     126,464
    Provident Financial Services, Inc.                       82,071   2,176,523
#   Prudential Bancorp, Inc.                                  1,572      26,991
    Prudential Financial, Inc.                               92,216  10,441,618
    Pzena Investment Management, Inc. Class A                 8,763      92,450
    QCR Holdings, Inc.                                        4,136     190,049
    Radian Group, Inc.                                       80,134   1,395,934
    Raymond James Financial, Inc.                            70,406   5,857,075
*   Regional Management Corp.                                11,293     270,919
    Regions Financial Corp.                                 562,877   8,218,004
    Reinsurance Group of America, Inc.                       36,993   5,186,419
#   RenaissanceRe Holdings, Ltd.                             41,763   6,135,402
    Renasant Corp.                                           58,904   2,496,941
    Republic Bancorp, Inc. Class A                           14,570     523,063
#*  Republic First Bancorp, Inc.                              8,744      77,822
    Riverview Bancorp, Inc.                                   5,533      41,995
#   RLI Corp.                                                35,939   2,086,618
*   Royal Bancshares of Pennsylvania, Inc. Class A            4,578      19,640
    S&P Global, Inc.                                         22,401   3,440,570
    S&T Bancorp, Inc.                                        28,431   1,076,966
*   Safeguard Scientifics, Inc.                              28,786     342,553
    Safety Insurance Group, Inc.                             21,435   1,520,813
    Salisbury Bancorp, Inc.                                     300      12,690
#   Sandy Spring Bancorp, Inc.                               25,039   1,002,562
*   Santander Consumer USA Holdings, Inc.                   215,309   2,758,108
    SB Financial Group, Inc.                                    600      10,584
*   Seacoast Banking Corp. of Florida                        32,942     769,855
    SEI Investments Co.                                      33,229   1,877,771
#   Selective Insurance Group, Inc.                          78,380   3,969,947
#   ServisFirst Bancshares, Inc.                             40,531   1,472,897
    Shore Bancshares, Inc.                                    1,418      23,950
    SI Financial Group, Inc.                                  4,396      67,918
    Sierra Bancorp                                           10,804     296,030

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   Signature Bank                                           31,123 $ 4,313,025
#   Simmons First National Corp. Class A                     36,932   2,014,641
*   SLM Corp.                                               522,602   5,790,430
#   South State Corp.                                        31,075   2,602,531
*   Southern First Bancshares, Inc.                              18         663
    Southern Missouri Bancorp, Inc.                             130       4,213
#   Southern National Bancorp of Virginia, Inc.                 978      16,548
#   Southside Bancshares, Inc.                               27,638     959,868
    Southwest Bancorp, Inc.                                  25,827     674,085
#   State Auto Financial Corp.                               27,200     701,488
    State Bank Financial Corp.                               24,325     667,721
    State National Cos., Inc.                                 3,396      70,908
    State Street Corp.                                       97,787   9,116,682
#   Sterling Bancorp                                        176,996   4,088,608
#   Stewart Information Services Corp.                       34,612   1,360,252
#*  Stifel Financial Corp.                                   53,898   2,740,713
    Stock Yards Bancorp, Inc.                                25,424     911,450
    Stonegate Bank                                            7,961     370,585
    Summit State Bank                                           451       5,863
    Sun Bancorp, Inc.                                        12,907     314,285
    SunTrust Banks, Inc.                                    135,540   7,765,087
*   SVB Financial Group                                      33,790   6,029,488
    Synchrony Financial                                     534,264  16,198,884
    Synovus Financial Corp.                                 126,132   5,484,219
#   T Rowe Price Group, Inc.                                151,112  12,499,985
    TCF Financial Corp.                                     201,689   3,178,619
#   TD Ameritrade Holding Corp.                             187,878   8,591,661
    Territorial Bancorp, Inc.                                11,411     343,813
#   Teton Advisors, Inc. Class A                                 29       1,080
#*  Texas Capital Bancshares, Inc.                           62,293   4,880,657
#   TFS Financial Corp.                                     135,866   2,171,139
*   Third Point Reinsurance, Ltd.                             1,821      26,496
    Timberland Bancorp, Inc.                                    899      24,237
    Tiptree, Inc.                                            47,142     322,923
    Tompkins Financial Corp.                                 17,476   1,375,536
    Torchmark Corp.                                          64,177   5,068,058
#   Towne Bank                                               39,141   1,225,113
    Travelers Cos., Inc. (The)                              120,848  15,479,420
    Trico Bancshares                                         25,588     944,197
#*  TriState Capital Holdings, Inc.                          26,474     608,902
    TrustCo Bank Corp. NY                                   123,977   1,029,009
    Trustmark Corp.                                          95,584   3,054,865
    U.S. Bancorp.                                           445,407  23,508,581
    UMB Financial Corp.                                      43,823   3,052,710
    Umpqua Holdings Corp.                                   183,754   3,406,799
    Union Bankshares Corp.                                   44,960   1,388,814
    Union Bankshares, Inc.                                      337      14,777
    United Bancshares, Inc.                                     606      13,574
    United Bankshares, Inc.                                  93,591   3,228,889
#   United Community Banks, Inc.                             96,002   2,665,016
    United Community Financial Corp.                         43,131     396,805
    United Financial Bancorp, Inc.                           53,663     970,764
    United Fire Group, Inc.                                  28,263   1,275,227

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   United Insurance Holdings Corp.                       20,864 $      332,989
    United Security Bancshares                             2,224         20,906
#   Unity Bancorp, Inc.                                    2,708         50,098
    Universal Insurance Holdings, Inc.                    55,727      1,329,089
#   Univest Corp. of Pennsylvania                         27,298        832,589
    Unum Group                                           117,297      5,880,099
    Validus Holdings, Ltd.                                74,799      4,023,438
#   Valley National Bancorp                              217,209      2,580,443
    Value Line, Inc.                                       1,300         22,997
#   Virtu Financial, Inc. Class A                          4,916         81,360
    Virtus Investment Partners, Inc.                       6,798        800,804
    Voya Financial, Inc.                                  86,684      3,401,480
#   Waddell & Reed Financial, Inc. Class A                70,107      1,449,112
*   Walker & Dunlop, Inc.                                 42,143      2,117,686
    Washington Federal, Inc.                             122,083      4,083,676
#   Washington Trust Bancorp, Inc.                        18,309        996,925
    WashingtonFirst Bankshares, Inc.                       2,077         71,116
    Waterstone Financial, Inc.                            36,010        678,789
    Wayne Savings Bancshares, Inc.                           243          4,228
#   Webster Financial Corp.                               93,484      4,854,624
    Wells Fargo & Co.                                  1,393,576     75,169,489
    WesBanco, Inc.                                        42,733      1,633,683
    West Bancorporation, Inc.                             19,598        450,754
#   Westamerica Bancorporation                            25,656      1,403,896
*   Western Alliance Bancorp                             101,538      5,115,484
    Western New England Bancorp, Inc.                     29,382        292,351
    Westwood Holdings Group, Inc.                          8,447        497,951
    White Mountains Insurance Group, Ltd.                  4,535      3,920,961
    Willis Towers Watson P.L.C.                           46,472      6,918,751
    Wintrust Financial Corp.                              49,595      3,734,999
#   WisdomTree Investments, Inc.                          64,470        673,067
#*  WMIH Corp.                                            30,190         34,719
*   World Acceptance Corp.                                 8,220        621,185
    WR Berkley Corp.                                      70,607      4,869,765
    WSFS Financial Corp.                                  34,077      1,538,577
    WVS Financial Corp.                                      757         12,154
#*  Xenith Bankshares, Inc.                                  300          8,454
    XL Group, Ltd.                                       120,112      5,332,973
#   Zions Bancorporation                                 135,981      6,162,659
                                                                 --------------
Total Financials                                                  1,476,520,913
                                                                 --------------
Health Care -- (10.3%)
    Abaxis, Inc.                                          15,538        730,286
    Abbott Laboratories                                  436,158     21,450,250
    AbbVie, Inc.                                         159,346     11,139,879
*   ABIOMED, Inc.                                         10,100      1,495,709
#*  Acadia Healthcare Co., Inc.                           68,752      3,639,043
*   Accuray, Inc.                                         33,775        143,544
#   Aceto Corp.                                           27,851        470,125
#*  Achillion Pharmaceuticals, Inc.                       22,809         93,517
#*  Acorda Therapeutics, Inc.                             23,989        519,362
#*  Adamas Pharmaceuticals, Inc.                           5,589         96,969
*   Addus HomeCare Corp.                                  11,870        402,987

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Aetna, Inc.                                             117,503 $18,131,888
    Agilent Technologies, Inc.                              108,165   6,467,185
#*  Akorn, Inc.                                              88,469   2,974,328
#*  Albany Molecular Research, Inc.                          19,802     430,496
*   Alere, Inc.                                              60,074   3,027,129
*   Alexion Pharmaceuticals, Inc.                            11,999   1,647,943
*   Align Technology, Inc.                                   36,980   6,184,165
#*  Alkermes P.L.C.                                          16,011     871,159
    Allergan P.L.C.                                          68,827  17,367,117
*   Alliance HealthCare Services, Inc.                        3,441      45,593
#*  Allscripts Healthcare Solutions, Inc.                   188,849   2,324,731
*   Almost Family, Inc.                                      16,214     801,782
#*  Alnylam Pharmaceuticals, Inc.                            15,913   1,316,642
    Altimmune, Inc.                                             350         882
#*  AMAG Pharmaceuticals, Inc.                                7,668     150,676
#*  Amedisys, Inc.                                           27,457   1,300,364
#   AmerisourceBergen Corp.                                  34,492   3,236,039
    Amgen, Inc.                                             109,613  19,128,565
#*  Amicus Therapeutics, Inc.                                 1,972      25,537
#*  AMN Healthcare Services, Inc.                            69,236   2,554,808
#*  Amphastar Pharmaceuticals, Inc.                          17,909     309,468
    Analogic Corp.                                           14,391   1,010,248
*   AngioDynamics, Inc.                                      50,849     826,296
#*  ANI Pharmaceuticals, Inc.                                 8,568     417,519
*   Anika Therapeutics, Inc.                                 16,824     860,716
    Anthem, Inc.                                             83,721  15,589,687
*   Aptevo Therapeutics, Inc.                                20,118      37,017
#*  Aralez Pharmaceuticals, Inc.                             19,179      23,207
*   Assembly Biosciences, Inc.                                5,469     122,560
#*  athenahealth, Inc.                                       14,877   2,057,787
#   Atrion Corp.                                              1,573     994,451
    Baxter International, Inc.                              108,007   6,532,263
    Becton Dickinson and Co.                                 26,758   5,389,061
*   Bio-Rad Laboratories, Inc. Class A                       19,968   4,705,060
*   Bio-Rad Laboratories, Inc. Class B                          630     148,853
#   Bio-Techne Corp.                                         17,342   2,010,111
*   Biogen, Inc.                                             24,175   7,000,838
#*  BioMarin Pharmaceutical, Inc.                            15,781   1,384,467
#*  BioScrip, Inc.                                            8,203      23,707
*   BioSpecifics Technologies Corp.                           7,011     341,085
*   BioTelemetry, Inc.                                       40,786   1,394,881
#*  Bioverativ, Inc.                                         33,074   2,049,596
#*  Bluebird Bio, Inc.                                        5,643     531,853
*   Boston Scientific Corp.                                 257,387   6,851,642
#*  Bovie Medical Corp.                                       6,717      16,994
    Bristol-Myers Squibb Co.                                193,364  11,002,412
#*  Brookdale Senior Living, Inc.                           127,499   1,810,486
    Bruker Corp.                                             63,710   1,827,203
*   Cambrex Corp.                                            50,769   3,096,909
    Cantel Medical Corp.                                     27,844   2,066,025
#*  Capital Senior Living Corp.                              30,415     419,727
#*  Cara Therapeutics, Inc.                                  12,849     180,400
    Cardinal Health, Inc.                                    56,563   4,370,057

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   Catalent, Inc.                                           82,508 $ 2,863,028
*   Celgene Corp.                                            64,531   8,738,143
*   Cempra, Inc.                                              8,700      34,800
*   Centene Corp.                                            96,041   7,627,576
#*  Cerner Corp.                                             28,400   1,828,108
*   Charles River Laboratories International, Inc.           44,923   4,411,439
#   Chemed Corp.                                             14,479   2,859,603
*   Chimerix, Inc.                                            2,066      10,268
    Cigna Corp.                                              70,425  12,222,963
#*  Civitas Solutions, Inc.                                   6,479     115,650
#*  Clovis Oncology, Inc.                                     2,243     190,229
#*  Community Health Systems, Inc.                          122,296     874,416
#   Computer Programs & Systems, Inc.                         2,823      86,525
*   Concert Pharmaceuticals, Inc.                             3,748      54,084
    CONMED Corp.                                             20,661   1,060,323
    Cooper Cos., Inc. (The)                                  19,448   4,742,784
#*  Corcept Therapeutics, Inc.                               33,117     412,969
*   CorVel Corp.                                             16,620     790,281
    CR Bard, Inc.                                            14,863   4,765,078
#*  Cross Country Healthcare, Inc.                           27,041     318,002
*   CryoLife, Inc.                                           34,272     642,600
#*  Cumberland Pharmaceuticals, Inc.                         12,297      82,636
*   Cutera, Inc.                                              8,996     234,346
#*  Cyclacel Pharmaceuticals, Inc.                            2,509       4,190
    Danaher Corp.                                           156,317  12,738,272
*   DaVita, Inc.                                            123,398   7,993,722
    DENTSPLY SIRONA, Inc.                                    93,488   5,799,061
#*  Depomed, Inc.                                            62,657     645,994
#*  DexCom, Inc.                                              8,806     586,568
    Digirad Corp.                                             8,621      35,346
*   Diplomat Pharmacy, Inc.                                  14,979     237,717
#*  Eagle Pharmaceuticals, Inc.                               6,909     339,577
*   Edwards Lifesciences Corp.                               35,600   4,100,408
    Eli Lilly & Co.                                          73,109   6,043,190
#*  Emergent BioSolutions, Inc.                              28,252   1,027,525
*   Enanta Pharmaceuticals, Inc.                              9,521     362,845
#*  Endo International P.L.C.                                93,217   1,027,251
#   Ensign Group, Inc. (The)                                 53,101   1,187,869
#*  Envision Healthcare Corp.                                94,208   5,316,157
*   Enzo Biochem, Inc.                                       65,415     709,753
*   Epizyme, Inc.                                             1,006      11,468
#*  Exact Sciences Corp.                                      2,778     107,786
*   Exactech, Inc.                                           13,685     398,918
*   Exelixis, Inc.                                           69,994   1,897,537
*   Express Scripts Holding Co.                             252,286  15,803,195
#*  Five Prime Therapeutics, Inc.                            46,549   1,309,889
*   Five Star Senior Living, Inc.                             4,925       7,880
#*  Fluidigm Corp.                                            3,288      12,363
*   Genesis Healthcare, Inc.                                 12,117      17,448
#*  Genocea Biosciences, Inc.                                 2,269      12,911
    Gilead Sciences, Inc.                                   241,116  18,346,516
#*  Globus Medical, Inc. Class A                             66,626   2,048,750
*   Haemonetics Corp.                                        31,807   1,308,222

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*  Halyard Health, Inc.                                     57,600 $ 2,316,672
#*  Hanger, Inc.                                             14,155     164,198
*   Harvard Bioscience, Inc.                                 31,221      87,419
*   HCA Healthcare, Inc.                                     21,318   1,712,688
#*  HealthEquity, Inc.                                       14,396     660,345
    HealthSouth Corp.                                        73,930   3,146,461
*   HealthStream, Inc.                                       31,090     734,346
#*  Henry Schein, Inc.                                       28,323   5,160,734
#*  Heska Corp.                                               2,000     219,080
    Hill-Rom Holdings, Inc.                                  83,848   6,248,353
*   HMS Holdings Corp.                                       70,980   1,425,278
#*  Hologic, Inc.                                           197,703   8,740,450
#*  Horizon Pharma P.L.C.                                   103,100   1,235,138
    Humana, Inc.                                             62,179  14,375,785
*   ICU Medical, Inc.                                        14,886   2,558,903
#*  IDEXX Laboratories, Inc.                                 26,214   4,363,582
*   Illumina, Inc.                                            8,304   1,443,650
#*  Impax Laboratories, Inc.                                 55,363   1,071,274
*   INC Research Holdings, Inc. Class A                      45,489   2,501,895
*   Incyte Corp.                                             30,212   4,026,958
#*  Innoviva, Inc.                                            2,689      36,893
*   Inogen, Inc.                                             10,076     950,973
#*  Inotek Pharmaceuticals Corp.                              4,300       3,925
#*  Insys Therapeutics, Inc.                                  8,375      95,978
*   Integer Holdings Corp.                                   23,105   1,058,209
#*  Integra LifeSciences Holdings Corp.                      56,322   2,796,951
#*  Intuitive Surgical, Inc.                                  3,021   2,834,483
#   Invacare Corp.                                           27,734     434,037
#*  Ionis Pharmaceuticals, Inc.                               5,933     310,889
*   IRIDEX Corp.                                              3,478      32,693
#*  Jazz Pharmaceuticals P.L.C.                              27,207   4,179,267
    Johnson & Johnson                                       436,438  57,924,051
#*  Juniper Pharmaceuticals, Inc.                             1,325       6,559
*   K2M Group Holdings, Inc.                                  1,000      24,330
*   Karyopharm Therapeutics, Inc.                            20,164     170,184
    Kewaunee Scientific Corp.                                 1,276      32,283
*   Kindred Biosciences, Inc.                                33,036     241,163
#   Kindred Healthcare, Inc.                                 82,860     741,597
#*  Kite Pharma, Inc.                                         2,562     277,746
*   Laboratory Corp. of America Holdings                     49,238   7,824,411
    Landauer, Inc.                                            6,717     365,741
#*  Lannett Co., Inc.                                        25,229     513,410
*   Lantheus Holdings, Inc.                                   6,572     121,253
#   LeMaitre Vascular, Inc.                                  18,926     682,661
*   LHC Group, Inc.                                          19,820   1,147,578
*   LifePoint Health, Inc.                                   36,862   2,189,603
#*  Ligand Pharmaceuticals, Inc.                             11,658   1,409,569
#*  Lipocine, Inc.                                            7,403      37,533
*   LivaNova P.L.C.                                          12,633     769,855
    Luminex Corp.                                            35,384     722,895
*   Magellan Health, Inc.                                    26,057   1,942,549
*   Mallinckrodt P.L.C.                                      43,879   2,009,658
*   Masimo Corp.                                             49,812   4,712,215

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
    McKesson Corp.                                           38,944 $ 6,303,865
#*  Medicines Co. (The)                                      14,594     561,139
#*  MediciNova, Inc.                                          4,504      23,466
#*  Medidata Solutions, Inc.                                  1,956     150,240
#*  MEDNAX, Inc.                                             63,776   2,996,197
    Medtronic P.L.C.                                        231,378  19,428,811
    Merck & Co., Inc.                                       600,469  38,357,960
#   Meridian Bioscience, Inc.                                40,297     546,024
*   Merit Medical Systems, Inc.                              38,100   1,562,100
*   Mettler-Toledo International, Inc.                        4,795   2,747,919
*   Misonix, Inc.                                               434       3,689
#*  Molina Healthcare, Inc.                                  66,038   4,411,338
#*  Momenta Pharmaceuticals, Inc.                            13,135     217,384
*   Mylan NV                                                107,968   4,209,672
#*  Myriad Genetics, Inc.                                    53,242   1,292,183
    National HealthCare Corp.                                12,018     783,213
    National Research Corp. Class A                           8,940     262,836
    National Research Corp. Class B                           1,390      70,112
#*  Natus Medical, Inc.                                      27,143     955,434
*   Neogen Corp.                                             24,230   1,596,030
#*  NeoGenomics, Inc.                                         8,413      79,503
#*  Neurocrine Biosciences, Inc.                              9,115     437,793
#*  NuVasive, Inc.                                           42,846   2,818,838
*   Nuvectra Corp.                                            5,940      69,260
#*  Omnicell, Inc.                                           33,662   1,669,635
#*  Opko Health, Inc.                                        81,307     524,430
*   OraSure Technologies, Inc.                               52,558     921,867
*   Orthofix International NV                                13,586     589,361
*   Otonomy, Inc.                                             8,162     153,446
#   Owens & Minor, Inc.                                      63,817   2,056,822
*   PAREXEL International Corp.                              49,066   4,294,256
#   Patterson Cos., Inc.                                    100,517   4,193,569
#   PDL BioPharma, Inc.                                      47,168     107,071
    PerkinElmer, Inc.                                        64,288   4,232,079
#   Perrigo Co. P.L.C.                                       10,435     781,790
    Pfizer, Inc.                                          1,952,589  64,747,851
*   PharMerica Corp.                                         30,833     775,450
    Phibro Animal Health Corp. Class A                       10,941     417,946
*   PRA Health Sciences, Inc.                                26,036   1,937,078
#*  Premier, Inc. Class A                                    34,008   1,186,879
#*  Prestige Brands Holdings, Inc.                           59,288   3,179,615
#*  Progenics Pharmaceuticals, Inc.                          10,564      63,701
*   Providence Service Corp. (The)                           13,149     677,699
    Psychemedics Corp.                                          478      12,218
#*  PTC Therapeutics, Inc.                                   20,137     415,225
*   Quality Systems, Inc.                                    40,447     691,644
    Quest Diagnostics, Inc.                                  83,636   9,058,615
#*  Quidel Corp.                                             21,756     695,974
#*  Quintiles IMS Holdings, Inc.                             30,528   2,764,310
*   Quorum Health Corp.                                       4,540      15,481
*   R1 RCM, Inc.                                             79,598     269,837
*   RadNet, Inc.                                             32,644     251,359
*   Regeneron Pharmaceuticals, Inc.                          10,000   4,916,200

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
*   Repligen Corp.                                          20,912 $    842,126
#   ResMed, Inc.                                            46,588    3,592,867
#*  Retrophin, Inc.                                         30,427      615,843
#*  Rigel Pharmaceuticals, Inc.                             21,909       51,924
*   RTI Surgical, Inc.                                      46,288      263,842
*   SciClone Pharmaceuticals, Inc.                          48,747      533,780
#*  SeaSpine Holdings Corp.                                  6,547       73,850
#*  Seattle Genetics, Inc.                                  19,300      974,650
#*  Select Medical Holdings Corp.                          151,269    2,450,558
    Simulations Plus, Inc.                                   6,759      100,033
#*  Spectrum Pharmaceuticals, Inc.                          59,028      440,349
#*  Stemline Therapeutics, Inc.                              2,738       25,190
    STERIS P.L.C.                                           28,198    2,308,006
    Stryker Corp.                                           28,034    4,123,801
#*  Sucampo Pharmaceuticals, Inc. Class A                   52,061      564,862
#*  Supernus Pharmaceuticals, Inc.                          24,620      995,879
#*  Surgery Partners, Inc.                                  13,659      271,131
*   Surmodics, Inc.                                         14,009      368,437
#*  Taro Pharmaceutical Industries, Ltd.                    13,514    1,545,056
    Teleflex, Inc.                                          31,841    6,598,092
#*  Tenet Healthcare Corp.                                 184,767    3,205,707
#*  TESARO, Inc.                                             9,200    1,174,472
*   Tetraphase Pharmaceuticals, Inc.                        13,862       90,658
    Thermo Fisher Scientific, Inc.                          99,017   17,380,454
#*  Titan Pharmaceuticals, Inc.                              6,421       12,200
#*  Tivity Health, Inc.                                     50,493    2,002,047
*   Triple-S Management Corp. Class B                       20,667      319,925
#*  United Therapeutics Corp.                               57,326    7,360,658
    UnitedHealth Group, Inc.                               234,939   45,063,650
    Universal Health Services, Inc. Class B                 54,205    6,007,540
    US Physical Therapy, Inc.                               14,695      927,255
    Utah Medical Products, Inc.                              2,921      201,841
#*  Varex Imaging Corp.                                     28,823      889,190
#*  Varian Medical Systems, Inc.                            15,976    1,551,589
*   VCA, Inc.                                               69,362    6,421,534
#*  Veeva Systems, Inc. Class A                             25,160    1,604,202
#*  Versartis, Inc.                                          4,205       77,793
*   Vertex Pharmaceuticals, Inc.                            13,281    2,016,321
*   VWR Corp.                                              133,699    4,412,067
*   Waters Corp.                                            11,100    1,925,184
*   WellCare Health Plans, Inc.                             46,932    8,306,495
    West Pharmaceutical Services, Inc.                      47,387    4,203,227
#*  Wright Medical Group NV                                 22,511      591,364
#*  Xencor, Inc.                                            11,119      259,629
    Zimmer Biomet Holdings, Inc.                            41,888    5,081,852
    Zoetis, Inc.                                           102,206    6,389,919
*   Zogenix, Inc.                                            4,432       53,184
                                                                   ------------
Total Health Care                                                   872,526,463
                                                                   ------------
Industrials -- (13.0%)
    3M Co.                                                  61,748   12,421,845
#   AAON, Inc.                                              49,088    1,659,174
    AAR Corp.                                               31,373    1,173,350

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    ABM Industries, Inc.                                      51,409 $2,293,870
*   Acacia Research Corp.                                     13,741     47,406
*   ACCO Brands Corp.                                        118,364  1,378,941
    Acme United Corp.                                          1,355     37,493
#   Actuant Corp. Class A                                     51,484  1,245,913
#   Acuity Brands, Inc.                                       20,272  4,108,121
#   Advanced Drainage Systems, Inc.                           33,482    688,055
*   Advisory Board Co. (The)                                  26,755  1,503,631
*   AECOM                                                    130,395  4,159,600
*   Aegion Corp.                                              26,023    622,991
#*  Aerojet Rocketdyne Holdings, Inc.                         52,487  1,230,820
#*  Aerovironment, Inc.                                       19,815    748,809
    AGCO Corp.                                                74,434  5,369,669
#   Air Lease Corp.                                          115,878  4,586,451
*   Air Transport Services Group, Inc.                       106,954  2,605,399
    Alamo Group, Inc.                                          9,035    840,345
    Alaska Air Group, Inc.                                   101,132  8,619,480
#   Albany International Corp. Class A                        25,848  1,382,868
    Allegiant Travel Co.                                      17,320  2,238,610
#   Allegion P.L.C.                                           23,005  1,868,926
    Allied Motion Technologies, Inc.                          11,402    337,385
#   Allison Transmission Holdings, Inc.                      154,911  5,855,636
    Altra Industrial Motion Corp.                             36,432  1,623,046
    AMERCO                                                    15,147  5,885,518
*   Ameresco, Inc. Class A                                     6,979     45,712
#   American Airlines Group, Inc.                             69,511  3,506,135
#   American Railcar Industries, Inc.                         15,398    566,184
*   American Woodmark Corp.                                   22,313  2,190,021
    AMETEK, Inc.                                              88,306  5,437,883
*   AMREP Corp.                                                2,552     17,558
    AO Smith Corp.                                            77,020  4,124,421
#   Apogee Enterprises, Inc.                                  34,742  1,809,711
    Applied Industrial Technologies, Inc.                     38,812  2,192,878
*   ARC Document Solutions, Inc.                              34,325    118,765
    ArcBest Corp.                                             18,043    501,595
    Arconic, Inc.                                            152,871  3,789,672
#   Argan, Inc.                                               30,716  1,979,646
*   Armstrong Flooring, Inc.                                  34,801    604,145
#*  Armstrong World Industries, Inc.                          46,547  2,259,857
#*  Arotech Corp.                                              3,575     12,870
    Astec Industries, Inc.                                    20,847  1,047,979
*   Astronics Corp.                                           21,496    628,758
#*  Astronics Corp. Class B                                    9,797    287,297
#*  Atlas Air Worldwide Holdings, Inc.                        27,075  1,608,255
#*  Avis Budget Group, Inc.                                  115,605  3,558,322
#*  Axon Enterprise, Inc.                                     35,700    877,863
#   AZZ, Inc.                                                 27,399  1,389,129
#*  Babcock & Wilcox Enterprises, Inc.                        37,828    397,194
    Barnes Group, Inc.                                        72,582  4,367,985
#   Barrett Business Services, Inc.                            9,380    516,181
*   Beacon Roofing Supply, Inc.                               54,692  2,512,004
*   Blue Bird Corp.                                            1,952     34,648
*   BlueLinx Holdings, Inc.                                    2,406     25,143

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#*  BMC Stock Holdings, Inc.                                 27,165 $   597,630
    Boeing Co. (The)                                         58,869  14,273,378
    Brady Corp. Class A                                      38,963   1,293,572
    Briggs & Stratton Corp.                                  35,271     826,047
    Brink's Co. (The)                                        68,053   5,318,342
#*  Builders FirstSource, Inc.                              122,011   1,911,912
    BWX Technologies, Inc.                                   88,203   4,646,534
*   CAI International, Inc.                                  19,903     522,056
    Carlisle Cos., Inc.                                      46,196   4,508,268
*   Casella Waste Systems, Inc. Class A                      42,430     711,975
    Caterpillar, Inc.                                       126,177  14,377,869
*   CBIZ, Inc.                                               74,325   1,103,726
*   CDI Corp.                                                12,428     102,531
    CECO Environmental Corp.                                 18,753     181,154
#   Celadon Group, Inc.                                      15,265      69,456
#*  Cenveo, Inc.                                              3,300      19,800
#   CH Robinson Worldwide, Inc.                              25,800   1,692,480
#*  Chart Industries, Inc.                                   43,585   1,481,890
#   Chicago Bridge & Iron Co. NV                             46,116     864,214
#   Cintas Corp.                                             43,381   5,849,928
    CIRCOR International, Inc.                               16,874     844,712
#*  Clean Harbors, Inc.                                      61,487   3,492,462
*   Colfax Corp.                                             88,873   3,668,677
    Columbus McKinnon Corp.                                  18,658     481,376
    Comfort Systems USA, Inc.                                42,870   1,427,571
#*  Command Security Corp.                                      800       2,536
*   Commercial Vehicle Group, Inc.                           44,627     391,825
    CompX International, Inc.                                   294       4,263
*   Continental Building Products, Inc.                      44,234     973,148
    Copa Holdings SA Class A                                 29,180   3,660,923
*   Copart, Inc.                                            150,908   4,752,093
    Costamare, Inc.                                          37,370     240,289
#   Covanta Holding Corp.                                   261,525   3,949,027
*   Covenant Transportation Group, Inc. Class A              15,080     282,750
#*  CPI Aerostructures, Inc.                                  7,107      67,517
    CRA International, Inc.                                   9,617     373,236
    Crane Co.                                                62,637   4,729,093
*   CSW Industrials, Inc.                                     2,352      91,846
    CSX Corp.                                               311,864  15,387,370
    Cubic Corp.                                              24,510   1,167,902
    Cummins, Inc.                                            50,480   8,475,592
    Curtiss-Wright Corp.                                     47,705   4,599,716
    Deere & Co.                                              56,773   7,282,840
    Delta Air Lines, Inc.                                   338,350  16,700,956
#   Deluxe Corp.                                             63,252   4,566,794
*   DigitalGlobe, Inc.                                       88,032   3,072,317
    DMC Global, Inc.                                         14,992     208,389
#   Donaldson Co., Inc.                                      85,723   4,070,985
    Douglas Dynamics, Inc.                                   35,005   1,113,159
    Dover Corp.                                              75,406   6,334,104
*   Ducommun, Inc.                                           13,169     381,374
    Dun & Bradstreet Corp. (The)                             15,096   1,672,033
*   DXP Enterprises, Inc.                                    19,774     565,339

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Dycom Industries, Inc.                                   45,595 $ 4,130,907
#*  Eagle Bulk Shipping, Inc.                                 1,785       7,729
    Eastern Co. (The)                                         2,778      80,840
    Eaton Corp. P.L.C.                                      113,513   8,882,392
#*  Echo Global Logistics, Inc.                              25,514     348,266
    Ecology and Environment, Inc. Class A                       903      11,288
    EMCOR Group, Inc.                                        63,337   4,275,247
#   Emerson Electric Co.                                     87,567   5,219,869
    Encore Wire Corp.                                        22,690   1,011,974
    EnerSys                                                  46,650   3,371,395
*   Engility Holdings, Inc.                                  26,006     758,595
    Ennis, Inc.                                              34,457     663,297
    EnPro Industries, Inc.                                   19,448   1,497,885
    Equifax, Inc.                                            42,708   6,211,452
#   ESCO Technologies, Inc.                                  25,975   1,602,658
    Espey Manufacturing & Electronics Corp.                   1,611      36,199
    Essendant, Inc.                                          23,200     289,536
*   Esterline Technologies Corp.                             35,111   3,388,211
#*  ExOne Co. (The)                                           9,959     112,238
#   Expeditors International of Washington, Inc.             30,980   1,824,102
    Exponent, Inc.                                           25,000   1,630,000
#   Fastenal Co.                                             48,988   2,104,524
    Federal Signal Corp.                                     71,942   1,330,927
    FedEx Corp.                                              96,271  20,027,256
#   Flowserve Corp.                                          58,692   2,414,002
    Fluor Corp.                                              66,345   2,881,363
    Fortive Corp.                                            61,537   3,983,905
#   Fortune Brands Home & Security, Inc.                     69,039   4,533,791
    Forward Air Corp.                                        23,929   1,240,240
*   Franklin Covey Co.                                       13,311     248,250
    Franklin Electric Co., Inc.                              37,615   1,519,646
    FreightCar America, Inc.                                 12,603     207,193
*   FTI Consulting, Inc.                                     59,748   1,960,332
#   GATX Corp.                                               35,809   2,214,070
*   Gencor Industries, Inc.                                   2,250      36,113
*   Generac Holdings, Inc.                                   82,517   2,968,136
#   General Cable Corp.                                      39,125     755,113
    General Dynamics Corp.                                   64,163  12,597,122
    General Electric Co.                                  1,383,002  35,418,681
#*  Genesee & Wyoming, Inc. Class A                          58,444   3,808,211
*   Gibraltar Industries, Inc.                               28,317     845,262
    Global Brass & Copper Holdings, Inc.                     38,224   1,225,079
*   GMS, Inc.                                                19,723     592,084
#*  Goldfield Corp. (The)                                    31,656     161,446
    Gorman-Rupp Co. (The)                                    35,293   1,066,554
*   GP Strategies Corp.                                      20,022     573,630
    Graco, Inc.                                              31,317   3,634,025
    Graham Corp.                                              7,036     140,790
#   Granite Construction, Inc.                               33,903   1,661,925
*   Great Lakes Dredge & Dock Corp.                          53,902     212,913
    Greenbrier Cos., Inc. (The)                              19,443     874,935
#   Griffon Corp.                                            40,850     837,425
#   H&E Equipment Services, Inc.                             54,015   1,219,119

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Hardinge, Inc.                                            7,258 $    87,822
*   Harsco Corp.                                            108,658   1,678,766
#*  Hawaiian Holdings, Inc.                                  81,850   3,388,590
*   HD Supply Holdings, Inc.                                 56,441   1,833,768
#   Healthcare Services Group, Inc.                          24,507   1,280,491
#   Heartland Express, Inc.                                 111,403   2,353,945
#   HEICO Corp.                                              27,534   2,212,908
    HEICO Corp. Class A                                      40,223   2,857,844
    Heidrick & Struggles International, Inc.                 16,909     306,053
#*  Herc Holdings, Inc.                                      39,361   1,786,202
*   Heritage-Crystal Clean, Inc.                              6,925     130,190
    Herman Miller, Inc.                                      79,989   2,693,630
#*  Hertz Global Holdings, Inc.                              47,064     643,365
    Hexcel Corp.                                            107,617   5,506,762
*   Hill International, Inc.                                 33,244     167,882
    Hillenbrand, Inc.                                       103,461   3,724,596
    HNI Corp.                                                59,435   2,243,671
    Honeywell International, Inc.                            98,401  13,394,344
    Houston Wire & Cable Co.                                 12,789      73,537
*   Hub Group, Inc. Class A                                  32,861   1,118,917
    Hubbell, Inc.                                            42,593   5,059,622
    Hudson Global, Inc.                                      18,692      25,047
#*  Hudson Technologies, Inc.                                37,672     304,766
    Huntington Ingalls Industries, Inc.                      41,775   8,610,245
    Hurco Cos., Inc.                                          8,108     267,159
*   Huron Consulting Group, Inc.                             22,076     783,698
#*  Huttig Building Products, Inc.                            5,571      39,721
    Hyster-Yale Materials Handling, Inc.                      8,915     631,717
*   ICF International, Inc.                                  21,044     952,241
    IDEX Corp.                                               45,722   5,328,442
#*  IES Holdings, Inc.                                       14,183     241,111
    Illinois Tool Works, Inc.                                40,408   5,685,810
    Ingersoll-Rand P.L.C.                                   122,624  10,776,197
*   InnerWorkings, Inc.                                      85,242   1,005,003
*   Innovative Solutions & Support, Inc.                     12,137      48,669
    Insperity, Inc.                                          26,173   1,976,062
    Insteel Industries, Inc.                                 26,337     693,190
#   Interface, Inc.                                          77,195   1,462,845
*   Intersections, Inc.                                      10,290      45,173
    ITT, Inc.                                                91,601   3,755,641
    Jacobs Engineering Group, Inc.                           73,738   3,887,467
    JB Hunt Transport Services, Inc.                         23,195   2,104,018
*   JetBlue Airways Corp.                                   274,909   6,028,754
#   John Bean Technologies Corp.                             20,762   1,918,409
    Johnson Controls International P.L.C.                   194,706   7,583,799
    Kadant, Inc.                                              8,863     691,757
#   Kaman Corp.                                              33,678   1,721,619
    Kansas City Southern                                     50,400   5,200,776
    KAR Auction Services, Inc.                              149,684   6,292,715
#   KBR, Inc.                                               128,328   1,914,654
    Kelly Services, Inc. Class A                             36,850     820,650
    Kennametal, Inc.                                         85,843   3,167,607
*   Key Technology, Inc.                                      1,967      28,128

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   KEYW Holding Corp. (The)                                   9,246 $   81,642
    Kforce, Inc.                                              43,428    812,104
    Kimball International, Inc. Class B                       64,000  1,066,880
#*  Kirby Corp.                                               55,355  3,371,119
#*  KLX, Inc.                                                 59,017  3,064,163
    Knight Transportation, Inc.                               93,678  3,339,621
    Knoll, Inc.                                               64,774  1,254,025
    Korn/Ferry International                                  64,344  2,152,307
#*  Kratos Defense & Security Solutions, Inc.                 68,697    756,010
    L3 Technologies, Inc.                                     41,625  7,283,126
    Landstar System, Inc.                                     25,129  2,089,476
*   Lawson Products, Inc.                                      6,294    145,077
#*  Layne Christensen Co.                                      5,229     55,375
    LB Foster Co. Class A                                      9,303    163,733
#   Lennox International, Inc.                                18,053  3,087,063
    Lincoln Electric Holdings, Inc.                           59,616  5,202,092
    Lindsay Corp.                                              7,563    693,300
    Lockheed Martin Corp.                                     22,535  6,583,150
    LS Starrett Co. (The) Class A                              2,592     20,736
    LSC Communications, Inc.                                  22,121    472,947
    LSI Industries, Inc.                                      20,861    174,607
*   Lydall, Inc.                                              16,522    817,839
    Macquarie Infrastructure Corp.                            30,381  2,303,184
#*  Manitowoc Co., Inc. (The)                                156,977    896,339
    ManpowerGroup, Inc.                                       45,721  4,899,005
    Marten Transport, Ltd.                                    39,888    636,214
    Masco Corp.                                               55,907  2,131,734
*   Masonite International Corp.                              27,894  2,165,969
#*  MasTec, Inc.                                              84,560  3,906,672
    Matson, Inc.                                              59,266  1,671,301
    Matthews International Corp. Class A                      26,123  1,712,363
    McGrath RentCorp                                          24,592    873,754
#*  Mercury Systems, Inc.                                     30,670  1,346,720
#*  Meritor, Inc.                                             78,212  1,351,503
#*  Middleby Corp. (The)                                      22,500  2,940,300
#*  Milacron Holdings Corp.                                   19,185    344,946
    Miller Industries, Inc.                                   10,037    261,966
#*  Mistras Group, Inc.                                       24,898    501,695
    Mobile Mini, Inc.                                         49,474  1,523,799
*   Moog, Inc. Class A                                        34,408  2,557,203
*   Moog, Inc. Class B                                         2,329    175,420
*   MRC Global, Inc.                                         110,428  1,804,394
    MSA Safety, Inc.                                          37,215  2,983,154
    MSC Industrial Direct Co., Inc. Class A                   53,995  3,844,984
    Mueller Industries, Inc.                                  74,969  2,361,524
    Mueller Water Products, Inc. Class A                     272,505  3,161,058
#   Multi-Color Corp.                                         17,778  1,431,129
*   MYR Group, Inc.                                           25,013    795,664
    National Presto Industries, Inc.                           4,062    459,412
*   Navigant Consulting, Inc.                                 61,700  1,044,581
#*  Navistar International Corp.                              35,779  1,100,920
*   NCI Building Systems, Inc.                                87,887  1,581,966
#*  Neff Corp. Class A                                         1,019     21,399

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Nielsen Holdings P.L.C.                                 121,965 $ 5,245,715
*   NL Industries, Inc.                                      25,445     198,471
    NN, Inc.                                                 31,451     871,193
#   Nordson Corp.                                            32,551   4,133,977
    Norfolk Southern Corp.                                   96,853  10,903,711
    Northrop Grumman Corp.                                   40,050  10,538,356
*   Northwest Pipe Co.                                        3,377      51,026
#*  NOW, Inc.                                                90,730   1,445,329
#*  NV5 Global, Inc.                                          9,476     393,728
    Old Dominion Freight Line, Inc.                          78,404   7,519,728
#   Omega Flex, Inc.                                          3,089     185,464
*   On Assignment, Inc.                                      48,088   2,368,334
    Orbital ATK, Inc.                                        45,415   4,640,505
*   Orion Group Holdings, Inc.                               13,143      92,264
    Oshkosh Corp.                                            78,392   5,398,073
    Owens Corning                                            95,607   6,410,449
    PACCAR, Inc.                                            120,517   8,249,389
*   PAM Transportation Services, Inc.                         4,411      77,325
    Park-Ohio Holdings Corp.                                 11,599     461,060
    Parker-Hannifin Corp.                                    60,109   9,976,892
*   Patrick Industries, Inc.                                 27,195   2,069,540
*   Patriot Transportation Holding, Inc.                      1,695      33,908
*   Pendrell Corp.                                            1,824      12,732
    Pentair P.L.C.                                           70,577   4,451,291
*   Performant Financial Corp.                               53,477     106,954
*   Perma-Pipe International Holdings, Inc.                   2,769      21,875
#*  PGT Innovations, Inc.                                    69,971     909,623
#   Pitney Bowes, Inc.                                       72,858   1,146,785
*   Ply Gem Holdings, Inc.                                   46,115     807,013
    Powell Industries, Inc.                                  12,073     384,525
    Preformed Line Products Co.                               3,262     158,925
    Primoris Services Corp.                                  47,810   1,191,425
#*  Proto Labs, Inc.                                         14,930   1,103,327
#   Quad/Graphics, Inc.                                      54,010   1,213,065
    Quanex Building Products Corp.                           40,803     877,265
*   Quanta Services, Inc.                                   134,118   4,523,800
#*  Radiant Logistics, Inc.                                  30,437     131,792
    Raven Industries, Inc.                                   27,465     944,796
    Raytheon Co.                                             53,816   9,243,974
*   RBC Bearings, Inc.                                       21,455   2,217,160
*   RCM Technologies, Inc.                                    6,052      32,197
    Regal Beloit Corp.                                       39,620   3,302,327
    Republic Services, Inc.                                 147,636   9,481,184
#   Resources Connection, Inc.                               48,687     649,971
#*  Rexnord Corp.                                           114,055   2,641,514
*   Roadrunner Transportation Systems, Inc.                  11,701      81,673
    Robert Half International, Inc.                          49,195   2,226,074
    Rockwell Automation, Inc.                                24,820   4,096,045
    Rockwell Collins, Inc.                                   55,667   5,930,206
#   Rollins, Inc.                                            57,217   2,483,790
#   Roper Technologies, Inc.                                 27,031   6,283,626
*   RPX Corp.                                                49,873     681,764
#   RR Donnelley & Sons Co.                                  47,069     581,773

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class A                           31,953 $ 1,378,133
*   Rush Enterprises, Inc. Class B                            1,308      53,209
    Ryder System, Inc.                                       77,702   5,653,598
*   Saia, Inc.                                               29,012   1,576,802
#*  Sensata Technologies Holding NV                          91,982   4,150,228
*   SIFCO Industries, Inc.                                    1,400       9,380
#   Simpson Manufacturing Co., Inc.                          38,264   1,694,713
    SkyWest, Inc.                                            43,514   1,588,261
#   Snap-on, Inc.                                            35,034   5,402,243
    Southwest Airlines Co.                                  295,122  16,382,222
*   SP Plus Corp.                                            16,895     552,467
*   Sparton Corp.                                             9,428     217,410
#   Spartan Motors, Inc.                                     27,820     246,207
    Spirit Aerosystems Holdings, Inc. Class A                77,839   4,703,811
#*  Spirit Airlines, Inc.                                    77,110   2,995,723
*   SPX Corp.                                                32,236     887,135
*   SPX FLOW, Inc.                                           39,354   1,395,493
    Standex International Corp.                              11,980   1,149,481
    Stanley Black & Decker, Inc.                             66,513   9,357,714
    Steelcase, Inc. Class A                                  89,286   1,218,754
#*  Stericycle, Inc.                                         36,479   2,811,801
*   Sterling Construction Co., Inc.                          23,119     295,461
    Sun Hydraulics Corp.                                     19,556     808,836
    Supreme Industries, Inc. Class A                         22,877     344,070
#*  Swift Transportation Co.                                 98,117   2,501,983
#*  Team, Inc.                                               29,780     427,343
*   Teledyne Technologies, Inc.                              36,672   4,999,860
#   Tennant Co.                                              17,548   1,325,751
#   Terex Corp.                                              88,348   3,478,261
    Tetra Tech, Inc.                                         54,989   2,609,228
    Textainer Group Holdings, Ltd.                           21,192     343,310
    Textron, Inc.                                           146,297   7,187,572
#*  Thermon Group Holdings, Inc.                             27,287     487,619
    Timken Co. (The)                                         65,112   2,962,596
#   Titan International, Inc.                                37,619     479,642
*   Titan Machinery, Inc.                                    11,182     199,599
    Toro Co. (The)                                           42,200   2,999,998
#   TransDigm Group, Inc.                                     7,720   2,178,121
*   TransUnion                                               34,050   1,560,512
#*  Trex Co., Inc.                                           29,072   2,186,505
*   TriMas Corp.                                             27,608     672,255
*   TriNet Group, Inc.                                       49,031   1,716,085
    Trinity Industries, Inc.                                181,440   4,973,270
    Triton International, Ltd.                               40,332   1,454,372
#   Triumph Group, Inc.                                      64,705   1,656,448
*   TrueBlue, Inc.                                           32,810     838,296
#*  Tutor Perini Corp.                                       41,567   1,105,682
*   Twin Disc, Inc.                                           7,316     123,787
*   Ultralife Corp.                                           4,610      31,809
    UniFirst Corp.                                           15,110   2,149,398
    Union Pacific Corp.                                     237,535  24,456,604
*   United Continental Holdings, Inc.                       208,186  14,090,028
    United Parcel Service, Inc. Class B                      62,720   6,917,389
*   United Rentals, Inc.                                     99,066  11,784,891

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
    United Technologies Corp.                            294,265 $   34,891,001
#*  Univar, Inc.                                          61,641      1,913,337
    Universal Forest Products, Inc.                       18,443      1,546,446
    Universal Logistics Holdings, Inc.                    15,886        231,141
#   US Ecology, Inc.                                      24,866      1,290,545
*   USA Truck, Inc.                                        5,237         48,495
#*  USG Corp.                                            156,595      4,234,329
    Valmont Industries, Inc.                              20,427      3,119,203
*   Vectrus, Inc.                                          9,619        327,142
#*  Verisk Analytics, Inc.                                30,548      2,665,618
*   Veritiv Corp.                                          6,115        227,172
    Viad Corp.                                            21,609      1,157,162
*   Vicor Corp.                                           14,805        262,789
*   Virco Manufacturing Corp.                              2,861         15,592
*   Volt Information Sciences, Inc.                        9,139         33,357
    VSE Corp.                                              9,364        485,523
#   Wabash National Corp.                                 80,993      1,545,346
#*  WABCO Holdings, Inc.                                  22,854      3,144,025
#   Wabtec Corp.                                          51,179      3,856,849
    Waste Management, Inc.                                99,177      7,453,152
#   Watsco, Inc.                                          23,954      3,611,545
    Watsco, Inc. Class B                                   1,750        266,446
    Watts Water Technologies, Inc. Class A                19,431      1,251,356
#*  Welbilt, Inc.                                         87,854      1,712,274
    Werner Enterprises, Inc.                              91,133      2,702,093
#*  Wesco Aircraft Holdings, Inc.                         77,932        845,562
*   WESCO International, Inc.                             53,652      2,749,665
    West Corp.                                            58,131      1,358,521
#*  Willdan Group, Inc.                                    8,575        288,206
#*  Willis Lease Finance Corp.                             4,690        118,563
    Woodward, Inc.                                        62,104      4,343,554
#   WW Grainger, Inc.                                     12,350      2,059,239
#*  Xerium Technologies, Inc.                              6,326         45,990
#*  XPO Logistics, Inc.                                  138,933      8,351,263
#   Xylem, Inc.                                           89,170      5,058,614
*   YRC Worldwide, Inc.                                   34,478        458,213
                                                                 --------------
Total Industrials                                                 1,102,610,542
                                                                 --------------
Information Technology -- (17.1%)
#*  3D Systems Corp.                                      25,017        420,286
    Accenture P.L.C. Class A                              58,582      7,546,533
#*  ACI Worldwide, Inc.                                  128,368      2,974,287
    Activision Blizzard, Inc.                            172,928     10,683,492
*   Actua Corp.                                           48,438        653,913
*   Acxiom Corp.                                          62,947      1,697,681
*   Adobe Systems, Inc.                                   24,312      3,561,465
    ADTRAN, Inc.                                          36,731        861,342
*   Advanced Energy Industries, Inc.                      42,816      3,106,301
#*  Advanced Micro Devices, Inc.                         326,713      4,446,564
*   Agilysys, Inc.                                        23,530        236,712
*   Akamai Technologies, Inc.                             77,383      3,647,835
#   Alliance Data Systems Corp.                           12,645      3,052,882
*   Alpha & Omega Semiconductor, Ltd.                     29,552        523,070

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Alphabet, Inc. Class A                                  34,523 $ 32,641,496
*   Alphabet, Inc. Class C                                  36,168   33,654,324
    Amdocs, Ltd.                                            55,413    3,722,091
    American Software, Inc. Class A                         18,753      181,904
*   Amkor Technology, Inc.                                 247,512    2,566,699
    Amphenol Corp. Class A                                  46,775    3,583,900
*   Amtech Systems, Inc.                                     4,680       41,324
    Analog Devices, Inc.                                   108,455    8,569,030
#*  Angie's List, Inc.                                      18,044      216,167
*   Anixter International, Inc.                             32,237    2,538,664
*   ANSYS, Inc.                                             28,861    3,738,943
    Apple, Inc.                                          1,125,427  167,384,758
    Applied Materials, Inc.                                164,824    7,303,351
#*  Applied Optoelectronics, Inc.                            4,364      425,446
*   Arista Networks, Inc.                                   18,089    2,700,507
*   ARRIS International P.L.C.                             141,702    3,961,988
*   Arrow Electronics, Inc.                                 76,010    6,178,853
#*  Aspen Technology, Inc.                                  42,849    2,436,823
    AstroNova, Inc.                                          3,998       55,172
*   Autodesk, Inc.                                          16,100    1,783,719
    Automatic Data Processing, Inc.                         34,523    4,105,130
#*  Avid Technology, Inc.                                   42,376      218,236
    Avnet, Inc.                                            110,063    4,224,218
    AVX Corp.                                              113,660    2,031,104
*   Aware, Inc.                                              4,426       20,360
*   Axcelis Technologies, Inc.                              28,404      630,569
*   AXT, Inc.                                               46,079      403,191
#   Badger Meter, Inc.                                      28,909    1,308,132
*   Bankrate, Inc.                                           6,707       93,227
*   Barracuda Networks, Inc.                                51,660    1,160,800
*   Bazaarvoice, Inc.                                       35,854      168,514
    Bel Fuse, Inc. Class A                                   1,600       34,720
    Bel Fuse, Inc. Class B                                  10,720      270,680
#   Belden, Inc.                                            42,458    3,054,429
*   Benchmark Electronics, Inc.                             52,100    1,753,165
    Black Box Corp.                                         15,302      120,886
#*  Black Knight Financial Services, Inc. Class A            7,032      298,860
#   Blackbaud, Inc.                                         27,523    2,541,474
*   Blackhawk Network Holdings, Inc.                        43,338    1,891,704
*   Blucora, Inc.                                           52,563    1,177,411
    Booz Allen Hamilton Holding Corp.                       74,820    2,566,326
*   Bottomline Technologies de, Inc.                        17,340      493,843
    Broadcom, Ltd.                                          63,597   15,686,836
    Broadridge Financial Solutions, Inc.                    58,348    4,426,279
#*  BroadSoft, Inc.                                          2,536      111,711
    Brocade Communications Systems, Inc.                   349,196    4,410,345
    Brooks Automation, Inc.                                 74,905    1,839,667
*   BSQUARE Corp.                                           12,344       70,361
    CA, Inc.                                               202,085    6,272,718
    Cabot Microelectronics Corp.                            21,181    1,570,571
*   CACI International, Inc. Class A                        24,183    3,025,293
*   Cadence Design Systems, Inc.                            96,715    3,568,783
#*  CalAmp Corp.                                            21,019      401,463

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Calix, Inc.                                              43,381 $   297,160
#*  Carbonite, Inc.                                          27,006     637,342
#*  Cardtronics P.L.C. Class A                               67,829   2,123,048
#*  Cars.com, Inc.                                           86,890   2,111,427
    Cass Information Systems, Inc.                            9,709     640,406
#*  Cavium, Inc.                                             14,883     921,853
    CDK Global, Inc.                                         25,892   1,703,176
    CDW Corp.                                                75,620   4,796,577
*   Ceva, Inc.                                               13,751     635,984
#*  Ciena Corp.                                             113,306   2,917,629
#*  Cimpress NV                                              38,848   3,427,948
*   Cirrus Logic, Inc.                                       61,753   3,794,104
    Cisco Systems, Inc.                                   1,672,490  52,599,810
*   Citrix Systems, Inc.                                     26,443   2,088,468
*   Clearfield, Inc.                                          7,734      88,941
    Cognex Corp.                                             49,051   4,662,788
    Cognizant Technology Solutions Corp. Class A            165,341  11,461,438
*   Coherent, Inc.                                           21,708   5,752,620
    Cohu, Inc.                                               24,624     448,649
*   CommerceHub, Inc. Series A                                7,999     145,902
*   CommerceHub, Inc. Series C                               15,998     287,644
*   CommScope Holding Co., Inc.                             123,876   4,556,159
    Communications Systems, Inc.                              6,432      27,658
    Computer Task Group, Inc.                                11,157      61,587
    Comtech Telecommunications Corp.                          4,526      81,468
    Concurrent Computer Corp.                                 5,474      36,895
*   Conduent, Inc.                                          138,185   2,281,434
#*  Control4 Corp.                                            7,306     166,942
    Convergys Corp.                                         101,450   2,431,756
*   CoreLogic, Inc.                                          97,489   4,440,624
    Corning, Inc.                                           290,852   8,475,427
#*  CoStar Group, Inc.                                        9,906   2,729,598
#   CPI Card Group, Inc.                                      1,796       5,298
*   Cray, Inc.                                               32,842     676,545
#*  Cree, Inc.                                               77,790   2,015,539
    CSG Systems International, Inc.                          39,407   1,629,479
    CSRA, Inc.                                               80,974   2,640,562
    CTS Corp.                                                21,166     465,652
#*  CyberOptics Corp.                                         4,601      75,917
#   Cypress Semiconductor Corp.                             282,554   4,012,267
#   Daktronics, Inc.                                         42,333     414,017
*   Dell Technologies, Inc. Class V                          56,665   3,641,860
*   DHI Group, Inc.                                          29,307      64,475
#   Diebold Nixdorf, Inc.                                    48,103   1,125,610
*   Digi International, Inc.                                 26,824     280,311
*   Diodes, Inc.                                             37,239     987,951
    Dolby Laboratories, Inc. Class A                         49,331   2,552,879
*   DSP Group, Inc.                                          18,998     239,375
    DST Systems, Inc.                                        68,442   3,757,466
    DXC Technology Co.                                      138,620  10,865,036
*   Eastman Kodak Co.                                         9,311      88,455
*   eBay, Inc.                                              263,301   9,407,745
#   Ebix, Inc.                                               21,473   1,240,066

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   EchoStar Corp. Class A                                   45,300 $ 2,751,069
*   Edgewater Technology, Inc.                                4,254      30,161
*   Electro Scientific Industries, Inc.                      25,264     218,534
*   Electronic Arts, Inc.                                    40,781   4,760,774
#*  Electronics for Imaging, Inc.                            35,140   1,707,101
#*  Ellie Mae, Inc.                                           7,987     696,626
#*  eMagin Corp.                                              6,351      16,513
    Emcore Corp.                                             21,229     246,256
*   Endurance International Group Holdings, Inc.             57,790     534,558
*   EnerNOC, Inc.                                            12,685      97,040
*   Entegris, Inc.                                          123,096   3,212,806
*   Envestnet, Inc.                                           6,398     249,842
*   EPAM Systems, Inc.                                       24,174   2,077,272
*   ePlus, Inc.                                              12,184     985,686
*   Euronet Worldwide, Inc.                                  39,913   3,855,995
*   Everi Holdings, Inc.                                     19,215     143,344
*   Evolving Systems, Inc.                                    1,300       6,370
*   ExlService Holdings, Inc.                                26,182   1,506,774
*   Extreme Networks, Inc.                                   69,081     607,222
*   F5 Networks, Inc.                                        11,760   1,420,020
#*  Fabrinet                                                 32,542   1,464,715
*   Facebook, Inc. Class A                                  200,045  33,857,616
#   Fair Isaac Corp.                                         28,227   4,023,759
#*  FARO Technologies, Inc.                                  15,758     622,441
    Fidelity National Information Services, Inc.            111,260  10,149,137
#*  Finisar Corp.                                           140,732   3,830,725
#*  First Solar, Inc.                                        78,838   3,887,502
*   Fiserv, Inc.                                             84,364  10,840,774
#*  Fitbit, Inc. Class A                                     73,042     376,897
#*  FleetCor Technologies, Inc.                              40,171   6,108,402
*   Flex, Ltd.                                              336,356   5,378,332
    FLIR Systems, Inc.                                      116,230   4,337,704
*   FormFactor, Inc.                                         97,119   1,272,259
    Forrester Research, Inc.                                 14,652     597,802
#*  Fortinet, Inc.                                           18,211     672,168
*   Frequency Electronics, Inc.                               4,145      35,647
*   Gartner, Inc.                                            18,103   2,322,977
#   Genpact, Ltd.                                           169,717   4,921,793
    Global Payments, Inc.                                   102,877   9,708,502
    GlobalSCAPE, Inc.                                         3,392      17,299
#*  Globant SA                                               10,984     504,934
*   GoDaddy, Inc. Class A                                    12,457     535,402
#*  GrubHub, Inc.                                            46,987   2,167,510
*   GSE Systems, Inc.                                         8,763      24,536
*   GSI Technology, Inc.                                      9,727      70,618
#*  GTT Communications, Inc.                                 60,847   1,858,876
#*  Guidewire Software, Inc.                                 16,487   1,189,702
    Hackett Group, Inc. (The)                                36,010     591,284
#*  Harmonic, Inc.                                          118,508     485,883
    Harris Corp.                                             69,174   7,918,348
    Hewlett Packard Enterprise Co.                          616,923  10,802,322
    HP, Inc.                                                337,258   6,441,628
*   IAC/InterActiveCorp                                      74,565   7,801,736

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   ID Systems, Inc.                                          4,988 $    34,068
#*  IEC Electronics Corp.                                     4,588      18,031
#*  II-VI, Inc.                                              55,209   2,103,463
#*  Immersion Corp.                                          13,356     114,060
#*  Infinera Corp.                                           92,910   1,089,834
*   Innodata, Inc.                                           15,241      25,910
#*  Inseego Corp.                                            20,282      23,933
*   Insight Enterprises, Inc.                                35,050   1,420,226
#*  Integrated Device Technology, Inc.                      118,102   3,087,186
    Intel Corp.                                           1,852,635  65,712,963
    InterDigital, Inc.                                       46,597   3,394,591
#*  Internap Corp.                                           48,937     185,961
    International Business Machines Corp.                   128,410  18,577,075
*   Intevac, Inc.                                            12,535     142,272
*   IntriCon Corp.                                            3,283      24,623
    Intuit, Inc.                                             20,374   2,795,517
*   Inuvo, Inc.                                              32,403      34,924
#*  IPG Photonics Corp.                                      38,485   5,874,350
*   Iteris, Inc.                                              3,900      24,531
*   Itron, Inc.                                              43,548   3,179,004
    IXYS Corp.                                               28,840     501,816
#   j2 Global, Inc.                                          54,180   4,585,253
    Jabil, Inc.                                             243,345   7,422,022
#   Jack Henry & Associates, Inc.                            43,188   4,634,936
    Juniper Networks, Inc.                                  173,224   4,841,611
*   Kemet Corp.                                              42,862     722,225
*   Key Tronic Corp.                                          5,745      41,766
*   Keysight Technologies, Inc.                             115,835   4,817,578
*   Kimball Electronics, Inc.                                17,079     332,187
    KLA-Tencor Corp.                                         47,962   4,442,720
*   Knowles Corp.                                            81,575   1,235,861
#*  Kopin Corp.                                              39,747     151,039
*   Kulicke & Soffa Industries, Inc.                         63,867   1,375,695
*   KVH Industries, Inc.                                     13,737     149,733
#   Lam Research Corp.                                       56,556   9,018,420
*   Lattice Semiconductor Corp.                             105,555     734,663
*   Leaf Group, Ltd.                                         27,296     206,085
    Leidos Holdings, Inc.                                    84,551   4,518,405
*   Limelight Networks, Inc.                                 50,856     173,928
*   Liquidity Services, Inc.                                 19,451     132,267
    Littelfuse, Inc.                                         16,057   2,893,150
    LogMeIn, Inc.                                            33,308   3,878,717
#*  Lumentum Holdings, Inc.                                  32,693   2,046,582
*   Luxoft Holding, Inc.                                     15,349     966,220
#*  MACOM Technology Solutions Holdings, Inc.                22,842   1,383,083
#*  MagnaChip Semiconductor Corp.                            16,223     176,831
#*  Manhattan Associates, Inc.                               52,380   2,315,196
    ManTech International Corp. Class A                      31,877   1,266,154
*   Marchex, Inc. Class B                                    23,549      68,292
    Marvell Technology Group, Ltd.                          296,588   4,614,909
    Mastercard, Inc. Class A                                 99,582  12,726,580
#*  Match Group, Inc.                                        10,973     200,257
    Maxim Integrated Products, Inc.                          86,501   3,930,605

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    MAXIMUS, Inc.                                            60,433 $ 3,647,736
#*  MaxLinear, Inc.                                          53,894   1,412,023
*   Maxwell Technologies, Inc.                               11,611      67,924
#*  Meet Group, Inc.(The)                                    40,295     202,281
#   Mesa Laboratories, Inc.                                   3,934     568,581
    Methode Electronics, Inc.                                38,416   1,527,036
#   Microchip Technology, Inc.                               73,983   5,921,599
*   Micron Technology, Inc.                                 649,261  18,257,219
*   Microsemi Corp.                                          97,939   5,100,663
    Microsoft Corp.                                       1,187,445  86,327,251
*   MicroStrategy, Inc. Class A                               7,975   1,072,717
    MKS Instruments, Inc.                                    54,977   4,598,826
#*  ModusLink Global Solutions, Inc.                         53,705      90,224
*   MoneyGram International, Inc.                            37,429     610,841
#   Monolithic Power Systems, Inc.                           24,423   2,498,961
    Monotype Imaging Holdings, Inc.                          27,615     520,543
    Motorola Solutions, Inc.                                 35,174   3,189,578
#   MTS Systems Corp.                                        12,710     669,817
*   Nanometrics, Inc.                                        22,470     598,826
*   Napco Security Technologies, Inc.                         7,089      64,864
#   National Instruments Corp.                               70,927   2,917,937
*   NCI, Inc. Class A                                         5,252     104,777
#*  NCR Corp.                                                91,724   3,471,753
#*  NeoPhotonics Corp.                                       42,205     340,594
    NetApp, Inc.                                            122,597   5,323,162
*   NETGEAR, Inc.                                            29,261   1,401,602
#*  Netscout Systems, Inc.                                   45,820   1,580,790
#*  NeuStar, Inc. Class A                                    20,843     696,156
#   NIC, Inc.                                                45,069     732,371
#*  Novanta, Inc.                                            27,180   1,002,942
*   Nuance Communications, Inc.                             161,041   2,786,009
#*  Numerex Corp. Class A                                     7,077      33,510
    NVE Corp.                                                 2,742     216,289
    NVIDIA Corp.                                            162,000  26,326,620
#*  Oclaro, Inc.                                            102,785   1,005,237
*   ON Semiconductor Corp.                                  440,330   6,582,933
#*  Onvia, Inc.                                                 521       2,345
    Oracle Corp.                                            481,175  24,025,068
#*  OSI Systems, Inc.                                        16,690   1,334,699
#*  Palo Alto Networks, Inc.                                  5,065     667,466
*   PAR Technology Corp.                                      8,391      75,183
    Park Electrochemical Corp.                               18,395     345,642
    Paychex, Inc.                                            62,809   3,633,501
#*  Paycom Software, Inc.                                    29,870   2,093,588
*   PayPal Holdings, Inc.                                   118,229   6,922,308
    PC Connection, Inc.                                      23,809     614,272
    PC-Tel, Inc.                                             14,847     105,562
*   PCM, Inc.                                                11,350     140,456
#*  PDF Solutions, Inc.                                      27,069     434,457
    Pegasystems, Inc.                                        53,386   3,227,184
*   Perceptron, Inc.                                          8,358      60,679
*   Perficient, Inc.                                         30,511     573,607
*   PFSweb, Inc.                                             15,487     121,108

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Photronics, Inc.                                         76,157 $   765,378
*   Planet Payment, Inc.                                     45,645     147,890
    Plantronics, Inc.                                        30,422   1,374,466
*   Plexus Corp.                                             36,434   1,953,227
    Power Integrations, Inc.                                 20,537   1,450,939
*   PRGX Global, Inc.                                        15,202      95,013
    Progress Software Corp.                                  58,751   1,880,620
*   PTC, Inc.                                                49,041   2,706,573
    QAD, Inc. Class A                                         9,085     284,815
    QAD, Inc. Class B                                         1,920      49,805
#*  Qorvo, Inc.                                              79,280   5,435,437
    QUALCOMM, Inc.                                          467,869  24,885,952
#*  Qualys, Inc.                                             18,758     753,134
*   QuinStreet, Inc.                                         11,598      45,116
#*  Radisys Corp.                                            38,233      93,289
#*  Rambus, Inc.                                             90,188   1,162,523
#*  RealNetworks, Inc.                                       68,817     299,354
#*  RealPage, Inc.                                           15,847     614,071
*   Red Hat, Inc.                                            22,123   2,187,301
    Reis, Inc.                                                9,884     211,518
    Relm Wireless Corp.                                         766       2,719
    Richardson Electronics, Ltd.                              8,608      50,443
*   Rogers Corp.                                             18,677   2,203,326
*   Rosetta Stone, Inc.                                       7,639      79,140
*   Rubicon Project, Inc. (The)                              19,100      89,770
*   Rudolph Technologies, Inc.                               42,313   1,047,247
#   Sabre Corp.                                              47,200   1,044,536
*   salesforce.com, Inc.                                     27,620   2,507,896
*   Sanmina Corp.                                            83,139   2,980,533
*   ScanSource, Inc.                                         26,512   1,049,875
    Science Applications International Corp.                 47,695   3,358,205
*   Seachange International, Inc.                            39,230     111,413
#   Seagate Technology P.L.C.                                60,324   1,988,279
*   Semtech Corp.                                            57,431   2,274,268
#*  ServiceNow, Inc.                                          7,840     865,928
*   ShoreTel, Inc.                                           68,546     510,668
#*  Shutterstock, Inc.                                       12,873     542,468
*   Sigma Designs, Inc.                                      42,216     274,404
*   Silicon Laboratories, Inc.                               30,386   2,281,989
#*  Silver Spring Networks, Inc.                             33,370     377,415
#   Skyworks Solutions, Inc.                                104,842  10,994,781
*   SMTC Corp.                                                8,334      10,167
*   Sonus Networks, Inc.                                     49,689     339,376
#*  Splunk, Inc.                                              5,185     311,152
#   SS&C Technologies Holdings, Inc.                         83,532   3,237,700
#*  Stamps.com, Inc.                                         10,645   1,576,524
*   StarTek, Inc.                                            10,612     130,528
*   Stratasys, Ltd.                                          61,143   1,466,821
#*  SunPower Corp.                                           60,268     671,386
#*  Super Micro Computer, Inc.                               38,583   1,035,954
*   Sykes Enterprises, Inc.                                  44,817   1,523,778
    Symantec Corp.                                          205,370   6,364,416
#*  Synaptics, Inc.                                          29,085   1,530,162

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  Synchronoss Technologies, Inc.                           38,709 $   653,408
    SYNNEX Corp.                                             42,077   5,003,797
*   Synopsys, Inc.                                           56,600   4,333,862
#   Syntel, Inc.                                             42,180     822,088
    Systemax, Inc.                                           18,932     343,048
#*  Tableau Software, Inc. Class A                            6,951     447,992
#*  Take-Two Interactive Software, Inc.                     112,651   8,953,501
    TE Connectivity, Ltd.                                   140,789  11,318,028
#*  Tech Data Corp.                                          44,291   4,535,398
*   TechTarget, Inc.                                         12,291     117,871
*   Telenav, Inc.                                            35,217     264,128
#   TeleTech Holdings, Inc.                                  53,568   2,239,142
#*  Teradata Corp.                                          152,283   4,845,645
    Teradyne, Inc.                                          171,647   5,937,270
    Tessco Technologies, Inc.                                 6,020      80,367
    Texas Instruments, Inc.                                 139,258  11,332,816
    TiVo Corp.                                              101,944   1,998,102
    Total System Services, Inc.                             115,925   7,356,600
    TransAct Technologies, Inc.                               6,652      58,870
    Travelport Worldwide, Ltd.                               78,575   1,123,622
*   Travelzoo                                                 6,908      72,534
#*  Tremor Video, Inc.                                       12,246      25,594
#*  Trimble, Inc.                                            91,598   3,428,513
#*  TrueCar, Inc.                                             3,548      67,164
#*  TTM Technologies, Inc.                                  111,456   1,937,105
#*  Twitter, Inc.                                           135,414   2,178,811
#*  Tyler Technologies, Inc.                                 15,237   2,617,869
#*  Ubiquiti Networks, Inc.                                  28,915   1,575,867
#*  Ultimate Software Group, Inc. (The)                       6,315   1,425,359
*   Ultra Clean Holdings, Inc.                               16,571     388,590
#*  Unisys Corp.                                                222       2,842
#   Universal Display Corp.                                  14,522   1,751,353
*   Vantiv, Inc. Class A                                     62,995   4,003,332
*   VASCO Data Security International, Inc.                  18,004     243,054
*   Veeco Instruments, Inc.                                  54,524   1,679,339
#*  VeriFone Systems, Inc.                                   63,321   1,235,393
*   Verint Systems, Inc.                                     46,362   1,838,253
#*  VeriSign, Inc.                                           14,100   1,426,497
    Versum Materials, Inc.                                   23,552     830,444
#*  ViaSat, Inc.                                             39,920   2,638,313
#*  Viavi Solutions, Inc.                                   203,831   2,236,026
#*  Virtusa Corp.                                            22,784     755,290
#   Visa, Inc. Class A                                      285,324  28,406,857
#   Vishay Intertechnology, Inc.                            150,206   2,681,177
*   Vishay Precision Group, Inc.                             10,529     184,258
#*  VMware, Inc. Class A                                      6,687     619,952
    Wayside Technology Group, Inc.                            3,335      57,362
#*  Web.com Group, Inc.                                      62,541   1,372,775
#*  WebMD Health Corp.                                       50,247   3,328,864
    Western Digital Corp.                                   137,501  11,704,085
#   Western Union Co. (The)                                  98,284   1,941,109
#*  WEX, Inc.                                                37,378   4,062,241
#*  Workday, Inc. Class A                                     3,900     398,229

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Information Technology -- (Continued)
*   Xcerra Corp.                                          30,516 $      296,310
    Xerox Corp.                                          173,641      5,325,569
#   Xilinx, Inc.                                          95,771      6,058,473
*   XO Group, Inc.                                        26,370        482,044
#   Xperi Corp.                                           48,948      1,431,729
    YuMe, Inc.                                             3,900         16,926
#*  Zebra Technologies Corp. Class A                      53,438      5,435,713
*   Zedge, Inc. Class B                                    8,851         18,322
*   Zillow Group, Inc. Class A                            39,905      1,812,884
#*  Zillow Group, Inc. Class C                            50,781      2,293,270
#*  Zix Corp.                                             42,901        228,662
*   Zynga, Inc. Class A                                  715,494      2,582,933
                                                                 --------------
Total Information Technology                                      1,454,317,842
                                                                 --------------
Materials -- (4.2%)
    A Schulman, Inc.                                      27,726        729,194
*   AdvanSix, Inc.                                        26,054        872,288
    Air Products & Chemicals, Inc.                        27,598      3,923,056
#*  AK Steel Holding Corp.                               182,090      1,030,629
#   Albemarle Corp.                                       57,380      6,644,604
    Alcoa Corp.                                           48,717      1,773,299
#   Allegheny Technologies, Inc.                          24,915        471,890
    American Vanguard Corp.                               38,089        674,175
    Ampco-Pittsburgh Corp.                                 6,289         90,876
    AptarGroup, Inc.                                      73,152      5,920,191
    Ashland Global Holdings, Inc.                         37,417      2,430,982
    Avery Dennison Corp.                                  79,803      7,416,093
#*  Axalta Coating Systems, Ltd.                          59,036      1,859,634
    Balchem Corp.                                         30,850      2,393,960
#   Ball Corp.                                           119,506      5,007,301
    Bemis Co., Inc.                                      103,471      4,384,066
*   Berry Global Group, Inc.                              58,267      3,267,613
*   Boise Cascade Co.                                     39,930      1,211,875
    Cabot Corp.                                           53,163      2,888,346
#   Calgon Carbon Corp.                                   46,058        736,928
#   Carpenter Technology Corp.                            48,516      1,961,502
    Celanese Corp. Series A                               75,964      7,305,458
#*  Century Aluminum Co.                                  65,550      1,099,929
#   CF Industries Holdings, Inc.                         115,649      3,394,298
    Chase Corp.                                            9,793      1,058,134
    Chemours Co. (The)                                    37,462      1,783,566
*   Clearwater Paper Corp.                                17,020        836,533
#*  Cliffs Natural Resources, Inc.                       190,244      1,468,684
#*  Coeur Mining, Inc.                                    72,405        599,513
    Commercial Metals Co.                                114,581      2,131,207
#   Compass Minerals International, Inc.                  36,536      2,522,811
*   Contango ORE, Inc.                                       780         14,430
*   Core Molding Technologies, Inc.                        6,699        127,750
*   Crown Holdings, Inc.                                  25,266      1,502,569
    Deltic Timber Corp.                                    6,480        467,402
    Domtar Corp.                                          80,327      3,137,573
    Dow Chemical Co. (The)                               290,047     18,632,619
    Eagle Materials, Inc.                                 41,526      3,907,597

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Eastman Chemical Co.                                     86,161 $ 7,165,149
    Ecolab, Inc.                                             27,891   3,672,408
    EI du Pont de Nemours & Co.                              60,546   4,977,487
*   Ferro Corp.                                             109,934   2,115,130
    Ferroglobe P.L.C.                                       117,900   1,506,762
#*  Flotek Industries, Inc.                                  15,160     127,647
#   FMC Corp.                                                41,425   3,164,041
*   Freeport-McMoRan, Inc.                                  706,053  10,322,495
    Friedman Industries, Inc.                                 5,121      27,756
    FutureFuel Corp.                                         27,783     404,520
#*  GCP Applied Technologies, Inc.                           55,506   1,681,832
    Gold Resource Corp.                                      43,214     183,227
    Graphic Packaging Holding Co.                           456,613   6,022,725
    Greif, Inc. Class A                                      32,445   1,819,840
    Greif, Inc. Class B                                       9,985     598,101
*   Handy & Harman, Ltd.                                      1,912      63,287
    Hawkins, Inc.                                            12,128     545,154
    Haynes International, Inc.                                8,599     268,977
    HB Fuller Co.                                            53,829   2,773,270
#   Hecla Mining Co.                                        518,711   2,806,227
    Huntsman Corp.                                          345,609   9,200,112
*   Ingevity Corp.                                           34,911   2,042,293
    Innophos Holdings, Inc.                                  19,447     812,301
    Innospec, Inc.                                           23,912   1,492,109
#   International Flavors & Fragrances, Inc.                 12,369   1,647,303
#   International Paper Co.                                 218,342  12,004,443
#*  Intrepid Potash, Inc.                                    23,601      71,511
    Kaiser Aluminum Corp.                                    12,565   1,222,449
    KapStone Paper and Packaging Corp.                      102,674   2,347,128
#   KMG Chemicals, Inc.                                      14,203     718,956
*   Koppers Holdings, Inc.                                   24,108     875,120
#*  Kraton Corp.                                             40,048   1,489,786
#   Kronos Worldwide, Inc.                                   71,369   1,521,587
*   Louisiana-Pacific Corp.                                 113,424   2,848,077
#*  LSB Industries, Inc.                                      7,800      55,224
    LyondellBasell Industries NV Class A                     46,533   4,192,158
    Martin Marietta Materials, Inc.                          26,524   6,005,829
    Materion Corp.                                           26,150   1,005,467
    Mercer International, Inc.                               73,164     804,804
    Minerals Technologies, Inc.                              35,207   2,492,656
    Monsanto Co.                                             37,757   4,410,773
    Mosaic Co. (The)                                        110,318   2,663,077
    Myers Industries, Inc.                                   72,021   1,224,357
#   Neenah Paper, Inc.                                       22,884   1,828,432
    NewMarket Corp.                                           6,400   2,944,704
    Newmont Mining Corp.                                    219,773   8,168,962
*   Northern Technologies International Corp.                   929      16,954
    Nucor Corp.                                             118,240   6,818,901
#   Olin Corp.                                              234,289   6,906,840
#   Olympic Steel, Inc.                                      12,187     208,276
*   OMNOVA Solutions, Inc.                                   56,955     535,377
#*  Owens-Illinois, Inc.                                    156,245   3,734,255
    Packaging Corp. of America                               60,404   6,613,030

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    PH Glatfelter Co.                                       41,831 $    856,281
#*  Platform Specialty Products Corp.                      160,380    2,246,924
    PolyOne Corp.                                           93,130    3,406,695
    PPG Industries, Inc.                                    21,580    2,271,295
    Praxair, Inc.                                           34,316    4,466,571
    Quaker Chemical Corp.                                   15,831    2,245,944
#   Rayonier Advanced Materials, Inc.                       48,330      720,600
*   Real Industry, Inc.                                     12,450       36,728
    Reliance Steel & Aluminum Co.                           71,129    5,146,894
#   Royal Gold, Inc.                                        47,315    4,100,318
    RPM International, Inc.                                 68,416    3,548,738
#*  Ryerson Holding Corp.                                   28,883      249,838
#   Schnitzer Steel Industries, Inc. Class A                24,016      619,613
    Schweitzer-Mauduit International, Inc.                  28,123    1,080,486
#   Scotts Miracle-Gro Co. (The)                            40,859    3,922,055
#   Sealed Air Corp.                                        75,798    3,297,971
    Sensient Technologies Corp.                             36,267    2,696,814
    Sherwin-Williams Co. (The)                               8,800    2,967,976
#   Silgan Holdings, Inc.                                  112,514    3,409,174
    Sonoco Products Co.                                    111,793    5,419,725
    Southern Copper Corp.                                   13,756      541,161
    Steel Dynamics, Inc.                                   171,745    6,081,490
    Stepan Co.                                              22,095    1,815,546
#*  Summit Materials, Inc. Class A                          71,771    2,041,167
*   SunCoke Energy, Inc.                                    81,030      725,218
*   Synalloy Corp.                                           4,403       49,754
#*  TimkenSteel Corp.                                       55,156      876,429
#*  Trecora Resources                                       12,605      145,588
    Tredegar Corp.                                          24,492      369,829
    Trinseo SA                                              41,879    2,944,094
#   Tronox, Ltd. Class A                                    38,976      755,355
#*  UFP Technologies, Inc.                                   1,028       29,658
    United States Lime & Minerals, Inc.                      4,302      349,408
#   United States Steel Corp.                              137,736    3,235,419
#*  Universal Stainless & Alloy Products, Inc.               1,587       30,153
#*  US Concrete, Inc.                                       21,479    1,682,880
    Valvoline, Inc.                                        100,324    2,274,345
    Vulcan Materials Co.                                    44,838    5,520,455
    Westlake Chemical Corp.                                 79,109    5,566,109
    WestRock Co.                                           125,734    7,219,646
#   Worthington Industries, Inc.                            54,931    2,783,354
    WR Grace & Co.                                          32,024    2,208,375
                                                                   ------------
Total Materials                                                     354,803,934
                                                                   ------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                               61,000    2,557,730
*   Altisource Asset Management Corp.                          743       68,356
#*  Altisource Portfolio Solutions SA                        8,399      219,130
*   CBRE Group, Inc. Class A                               182,441    6,930,934
    CKX Lands, Inc.                                             39          446
#   Colony NorthStar, Inc. Class A                         115,713    1,694,038
    Consolidated-Tomoka Land Co.                             5,164      286,292
*   Forestar Group, Inc.                                    23,998      411,566

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
*   FRP Holdings, Inc.                                       6,278 $    289,730
    Griffin Industrial Realty, Inc.                          2,369       76,258
#   HFF, Inc. Class A                                       51,155    1,878,412
#*  Howard Hughes Corp. (The)                               32,393    4,075,363
    Jones Lang LaSalle, Inc.                                36,523    4,646,456
    Kennedy-Wilson Holdings, Inc.                           85,936    1,727,314
#*  Marcus & Millichap, Inc.                                35,446      907,418
#   RE/MAX Holdings, Inc. Class A                           12,109      704,138
#   Realogy Holdings Corp.                                  95,081    3,156,689
    RMR Group, Inc. (The) Class A                            2,980      145,573
#*  St Joe Co. (The)                                        36,634      661,244
#   Stratus Properties, Inc.                                 2,436       69,791
#*  Tejon Ranch Co.                                         15,033      315,392
#*  Trinity Place Holdings, Inc.                               699        4,858
                                                                   ------------
Total Real Estate                                                    30,827,128
                                                                   ------------
Telecommunication Services -- (2.2%)
*   Alaska Communications Systems Group, Inc.               33,007       74,266
    AT&T, Inc.                                           2,748,800  107,203,200
    ATN International, Inc.                                 13,203      765,774
*   Boingo Wireless, Inc.                                   43,754      648,872
#   CenturyLink, Inc.                                      372,954    8,678,639
#*  Cincinnati Bell, Inc.                                   35,281      657,991
#   Cogent Communications Holdings, Inc.                    33,553    1,400,838
    Consolidated Communications Holdings, Inc.              72,923    1,312,614
#   Frontier Communications Corp.                           25,615      392,166
*   General Communication, Inc. Class A                     47,253    2,016,285
*   Hawaiian Telcom Holdco, Inc.                             1,676       49,006
#   IDT Corp. Class B                                       32,465      480,807
#*  Iridium Communications, Inc.                            44,017      437,969
*   Level 3 Communications, Inc.                            89,231    5,236,075
*   Lumos Networks Corp.                                    26,456      473,827
*   ORBCOMM, Inc.                                           62,757      728,609
#   Shenandoah Telecommunications Co.                       81,706    2,512,459
    Spok Holdings, Inc.                                     19,425      318,570
#*  Sprint Corp.                                           290,563    2,318,693
#*  Straight Path Communications, Inc. Class B               6,154    1,104,028
*   T-Mobile US, Inc.                                      115,500    7,121,730
    Telephone & Data Systems, Inc.                          84,875    2,412,996
*   United States Cellular Corp.                            21,328      807,905
    Verizon Communications, Inc.                           830,314   40,187,197
*   Vonage Holdings Corp.                                  194,648    1,286,623
#   Windstream Holdings, Inc.                              141,054      534,595
*   Zayo Group Holdings, Inc.                               53,110    1,741,477
                                                                   ------------
Total Telecommunication Services                                    190,903,211
                                                                   ------------
Utilities -- (1.8%)
    AES Corp.                                              116,671    1,304,382
#   ALLETE, Inc.                                            23,303    1,707,411
    Alliant Energy Corp.                                    35,336    1,432,168
    Ameren Corp.                                            37,505    2,104,030
    American Electric Power Co., Inc.                       37,600    2,652,304

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Utilities -- (Continued)
    American States Water Co.                                 26,118 $1,291,535
    American Water Works Co., Inc.                            27,481  2,228,709
#   Aqua America, Inc.                                        60,722  2,026,900
    Artesian Resources Corp. Class A                           6,355    247,146
#   Atlantica Yield PLC                                       55,369  1,196,524
    Atmos Energy Corp.                                        35,933  3,117,547
#   Avangrid, Inc.                                            24,409  1,108,657
#   Avista Corp.                                              39,964  2,102,506
#   Black Hills Corp.                                         23,088  1,608,310
#   California Water Service Group                            33,845  1,316,571
*   Calpine Corp.                                            338,304  4,864,812
    CenterPoint Energy, Inc.                                  67,859  1,912,945
#   Chesapeake Utilities Corp.                                10,967    847,201
    CMS Energy Corp.                                          43,000  1,988,320
    Connecticut Water Service, Inc.                           10,026    571,281
#   Consolidated Edison, Inc.                                 36,546  3,028,202
    Consolidated Water Co., Ltd.                               8,030    103,587
    Delta Natural Gas Co., Inc.                                2,958     90,012
#   Dominion Energy, Inc.                                     48,949  3,777,884
    DTE Energy Co.                                            26,133  2,797,799
    Duke Energy Corp.                                         50,146  4,268,428
#*  Dynegy, Inc.                                              44,353    398,290
    Edison International                                      24,797  1,951,028
    El Paso Electric Co.                                      29,456  1,528,766
    Entergy Corp.                                             28,645  2,197,644
#   Eversource Energy                                         43,961  2,672,389
    Exelon Corp.                                              70,755  2,712,747
#   FirstEnergy Corp.                                         48,347  1,542,753
#   Gas Natural, Inc.                                          5,877     76,107
#   Genie Energy, Ltd. Class B                                12,764     84,625
    Great Plains Energy, Inc.                                 41,809  1,290,226
#   Hawaiian Electric Industries, Inc.                        43,152  1,423,584
#   IDACORP, Inc.                                             27,260  2,354,174
#   MDU Resources Group, Inc.                                 70,629  1,861,074
    MGE Energy, Inc.                                          26,263  1,747,803
#   Middlesex Water Co.                                       12,971    508,982
#   National Fuel Gas Co.                                     29,344  1,737,458
    New Jersey Resources Corp.                                49,762  2,097,468
    NextEra Energy, Inc.                                      36,470  5,327,902
    NiSource, Inc.                                           106,538  2,776,380
    Northwest Natural Gas Co.                                 19,685  1,242,124
    NorthWestern Corp.                                        23,729  1,371,299
    NRG Energy, Inc.                                         368,666  9,076,557
    NRG Yield, Inc. Class A                                   12,547    228,732
#   NRG Yield, Inc. Class C                                   26,037    484,288
    OGE Energy Corp.                                          61,233  2,195,815
#   ONE Gas, Inc.                                             29,343  2,135,584
#   Ormat Technologies, Inc.                                  52,901  3,137,029
    Otter Tail Corp.                                          26,380  1,067,071
#   Pattern Energy Group, Inc.                                62,878  1,578,238
    PG&E Corp.                                                33,562  2,271,812
    Pinnacle West Capital Corp.                               17,091  1,482,302
#   PNM Resources, Inc.                                       48,335  1,926,150

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             Portland General Electric Co.                46,304 $    2,069,326
             PPL Corp.                                    46,676      1,789,091
             Public Service Enterprise Group, Inc.        50,049      2,250,704
#            RGC Resources, Inc.                           1,017         27,306
             SCANA Corp.                                  22,031      1,418,135
#            Sempra Energy                                15,080      1,704,191
             SJW Corp.                                    14,096        745,256
#            South Jersey Industries, Inc.                50,799      1,725,642
             Southern Co. (The)                           77,191      3,699,765
             Southwest Gas Holdings, Inc.                 25,612      2,051,521
#            Spark Energy, Inc. Class A                    6,094        126,755
#            Spire, Inc.                                  23,955      1,739,133
             UGI Corp.                                   135,135      6,820,263
             Unitil Corp.                                 12,123        615,242
             Vectren Corp.                                30,704      1,845,617
#            WEC Energy Group, Inc.                       42,285      2,662,686
             Westar Energy, Inc.                          30,202      1,532,751
             WGL Holdings, Inc.                           28,898      2,477,137
             Xcel Energy, Inc.                            56,192      2,658,444
#            York Water Co. (The)                          9,812        341,458
                                                                 --------------
Total Utilities                                                     150,481,995
                                                                 --------------
TOTAL COMMON STOCKS                                               7,673,272,769
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights           15,216         16,890
(degrees)#*  Safeway Casa Ley Contingent Value Rights     95,306         96,726
(degrees)#*  Safeway PDC, LLC Contingent Value Rights     95,306             29
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   113,645
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       7,673,386,414
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940%   30,458,224     30,458,224
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@         DFA Short Term Investment Fund           67,606,470    782,342,065
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,278,285,196)^^            $8,486,186,703
                                                                 ==============

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $1,135,702,577 $     78,115   --    $1,135,780,692
   Consumer Staples             505,375,976           --   --       505,375,976
   Energy                       399,124,073           --   --       399,124,073
   Financials                 1,476,520,913           --   --     1,476,520,913
   Health Care                  872,526,463           --   --       872,526,463
   Industrials                1,102,610,542           --   --     1,102,610,542
   Information Technology     1,454,317,842           --   --     1,454,317,842
   Materials                    354,803,934           --   --       354,803,934
   Real Estate                   30,827,128           --   --        30,827,128
   Telecommunication
     Services                   190,903,211           --   --       190,903,211
   Utilities                    150,481,995           --   --       150,481,995
Rights/Warrants                          --      113,645   --           113,645
Temporary Cash Investments       30,458,224           --   --        30,458,224
Securities Lending
  Collateral                             --  782,342,065   --       782,342,065
                             -------------- ------------   --    --------------
TOTAL                        $7,703,652,878 $782,533,825   --    $8,486,186,703
                             ============== ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (98.3%)

AUSTRALIA -- (6.2%)
    Alumina, Ltd.                                          393,774 $    598,093
    Aurizon Holdings, Ltd.                               1,268,487    5,091,395
    Australia & New Zealand Banking Group, Ltd.          1,787,508   42,380,283
    Bank of Queensland, Ltd.                               223,079    2,150,346
    Bendigo & Adelaide Bank, Ltd.                          411,694    3,661,961
    BHP Billiton, Ltd.                                   1,789,949   37,278,220
#   BHP Billiton, Ltd. Sponsored ADR                       593,811   24,738,166
    BlueScope Steel, Ltd.                                  676,361    7,125,153
    Boral, Ltd.                                          1,007,545    5,583,486
    Crown Resorts, Ltd.                                    132,606    1,350,458
    Fortescue Metals Group, Ltd.                         2,391,706   10,992,784
#   Harvey Norman Holdings, Ltd.                           209,038      730,911
    Incitec Pivot, Ltd.                                  1,222,475    3,121,211
    Newcrest Mining, Ltd.                                  772,159   12,546,469
    Oil Search, Ltd.                                       222,185    1,182,159
*   Origin Energy, Ltd.                                    891,970    4,941,056
    QBE Insurance Group, Ltd.                              702,690    6,656,971
    Rio Tinto, Ltd.                                        161,438    8,510,281
*   Santos, Ltd.                                         1,226,989    3,334,063
    South32, Ltd.                                        3,875,417    9,038,840
    South32, Ltd. ADR                                      213,802    2,490,793
    Star Entertainment Grp, Ltd. (The)                   1,119,623    4,516,649
    Suncorp Group, Ltd.                                    822,999    9,406,595
    Tatts Group, Ltd.                                      428,215    1,370,362
    Treasury Wine Estates, Ltd.                             45,965      447,505
    Woodside Petroleum, Ltd.                               864,632   20,206,954
                                                                   ------------
TOTAL AUSTRALIA                                                     229,451,164
                                                                   ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                     37,596    1,557,409
    OMV AG                                                  46,808    2,651,540
*   Raiffeisen Bank International AG                        12,720      374,855
    Verbund AG                                               3,236       64,011
                                                                   ------------
TOTAL AUSTRIA                                                         4,647,815
                                                                   ------------
BELGIUM -- (1.1%)
    Ageas                                                  214,159    9,641,157
    KBC Group NV                                           179,942   14,876,530
    Solvay SA                                               87,295   12,516,460
    UCB SA                                                  67,399    4,908,124
                                                                   ------------
TOTAL BELGIUM                                                        41,942,271
                                                                   ------------
CANADA -- (8.1%)
    AltaGas, Ltd.                                          109,728    2,554,086
    ARC Resources, Ltd.                                     19,789      272,848
    Bank of Montreal                                       551,867   41,870,149
*   BlackBerry, Ltd.                                       174,854    1,639,497
    Cameco Corp.                                           263,655    2,702,464
    Canadian Natural Resources, Ltd.(136385101)            433,552   13,266,691
    Canadian Natural Resources, Ltd.(2171573)               35,491    1,085,440
    Cenovus Energy, Inc.                                   429,409    3,611,330

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Crescent Point Energy Corp.(22576C101)                 511,738 $  4,017,143
    Crescent Point Energy Corp.(B67C8W8)                   197,496    1,552,405
    Element Fleet Management Corp.                          94,230      713,480
    Empire Co., Ltd. Class A                               257,695    4,187,608
    Enbridge Income Fund Holdings, Inc.                     42,600    1,094,770
    Encana Corp.                                           211,304    2,125,718
    Fairfax Financial Holdings, Ltd.                        18,780    8,955,202
    Finning International, Inc.                             27,940      562,274
    First Quantum Minerals, Ltd.                           456,957    5,050,621
    Goldcorp, Inc.(380956409)                              563,664    7,400,908
    Goldcorp, Inc.(2676302)                                 88,894    1,167,190
*   Husky Energy, Inc.                                     472,269    5,466,088
    Imperial Oil, Ltd.                                      88,340    2,530,058
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 148,314    6,880,675
*   Kinross Gold Corp.                                   1,764,180    7,273,219
    Linamar Corp.                                           30,361    1,663,980
    Lundin Mining Corp.                                    914,084    6,576,566
    Magna International, Inc.                              301,642   14,385,307
    Manulife Financial Corp.(2492519)                      827,157   17,037,411
    Manulife Financial Corp.(56501R106)                    745,227   15,366,581
    Maple Leaf Foods, Inc.                                  22,528      622,671
    Potash Corp. of Saskatchewan, Inc.                     660,785   11,828,051
    Sun Life Financial, Inc.(2566124)                      174,806    6,699,202
    Sun Life Financial, Inc.(866796105)                    355,365   13,621,140
    Suncor Energy, Inc.(867224107)                         418,766   13,660,147
    Suncor Energy, Inc.(B3NB1P2)                         1,023,634   33,391,778
    Teck Resources, Ltd. Class A                               600       13,432
    Teck Resources, Ltd. Class B(878742204)                592,686   12,855,359
    Teck Resources, Ltd. Class B(2879327)                  222,229    4,823,354
    TMX Group, Ltd.                                         12,700      673,327
*   Tourmaline Oil Corp.                                   306,878    6,805,837
*   Turquoise Hill Resources, Ltd.                         490,094    1,611,699
*   Valeant Pharmaceuticals International, Inc.            191,045    3,144,601
    Veresen, Inc.                                           65,894      962,446
    Wheaton Precious Metals Corp.                           82,013    1,665,684
    Whitecap Resources, Inc.                               292,044    2,157,389
    WSP Global, Inc.                                        73,145    2,969,215
    Yamana Gold, Inc.                                      550,990    1,436,309
                                                                   ------------
TOTAL CANADA                                                        299,951,350
                                                                   ------------
DENMARK -- (1.7%)
    AP Moller - Maersk A.S. Class A                          1,933    4,037,121
    AP Moller - Maersk A.S. Class B                          4,274    9,329,454
    Carlsberg A.S. Class B                                  72,240    8,025,800
    Danske Bank A.S.                                       252,176   10,212,542
    DSV A.S.                                               173,284   11,188,202
    H Lundbeck A.S.                                         16,426      984,932
    ISS A.S.                                               156,072    6,398,143
    Jyske Bank A.S.                                         18,674    1,170,418
    Tryg A.S.                                               12,648      284,988

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Vestas Wind Systems A.S.                               138,445 $ 13,530,489
                                                                   ------------
TOTAL DENMARK                                                        65,162,089
                                                                   ------------
FINLAND -- (1.0%)
    Fortum Oyj                                             323,651    5,292,381
    Nokia Oyj                                            1,227,025    7,829,871
    Stora Enso Oyj Class R                                 605,613    8,096,941
    UPM-Kymmene Oyj                                        546,631   14,880,987
                                                                   ------------
TOTAL FINLAND                                                        36,100,180
                                                                   ------------
FRANCE -- (9.9%)
    AXA SA                                                 584,162   17,252,334
    AXA SA Sponsored ADR                                   357,312   10,529,985
    BNP Paribas SA                                         778,765   60,350,905
    Bollore SA                                             500,864    2,323,825
    Bouygues SA                                            161,249    6,913,407
    Casino Guichard Perrachon SA                            69,264    4,224,492
    Cie de Saint-Gobain                                    168,102    9,327,425
    Cie Generale des Etablissements Michelin                43,490    5,890,115
    CNP Assurances                                         220,802    5,330,531
    Credit Agricole SA                                     310,254    5,445,686
    Electricite de France SA                               347,241    3,524,715
    Engie SA                                             1,351,943   21,774,664
    Natixis SA                                             651,335    4,732,955
    Orange SA                                            1,778,494   29,926,494
    Peugeot SA                                             715,706   15,395,356
    Renault SA                                             261,718   23,578,667
    SCOR SE                                                113,741    4,797,123
    Societe Generale SA                                    591,606   34,688,645
    STMicroelectronics NV                                  481,281    8,153,950
    Total SA                                             1,648,530   83,833,807
    Vivendi SA                                             348,811    8,062,365
                                                                   ------------
TOTAL FRANCE                                                        366,057,446
                                                                   ------------
GERMANY -- (7.0%)
    Allianz SE                                             189,369   40,365,520
    Allianz SE Sponsored ADR                               710,076   15,160,123
    Bayerische Motoren Werke AG                            291,133   26,749,133
*   Commerzbank AG                                         496,911    6,499,759
    Daimler AG                                             787,995   55,210,686
    Deutsche Bank AG(5750355)                              142,507    2,537,715
    Deutsche Bank AG(D18190898)                            731,409   13,048,336
    Deutsche Lufthansa AG                                  504,513   10,834,424
    Evonik Industries AG                                   106,050    3,611,803
    Fraport AG Frankfurt Airport Services Worldwide         36,156    3,620,627
    Fresenius Medical Care AG & Co. KGaA                   108,422   10,224,241
    GEA Group AG                                            10,207      414,824
    Hannover Rueck SE                                       17,043    2,151,145
    HeidelbergCement AG                                     93,572    9,265,681
    Innogy SE                                               59,510    2,499,413
    Lanxess AG                                              30,431    2,346,653
    Linde AG                                                57,190   10,909,603

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    MAN SE                                                   2,914 $    322,696
    Metro AG                                               228,866    2,571,854
*   Metro Wholesale & Food Specialist AG                   237,629    4,800,475
    Muenchener Rueckversicherungs-Gesellschaft AG           48,999   10,524,956
    OSRAM Licht AG                                           9,022      751,842
*   RWE AG                                                 494,691   10,423,422
*   Talanx AG                                               64,359    2,653,983
    Telefonica Deutschland Holding AG                      554,648    2,865,177
    Uniper SE                                              281,191    5,795,058
    Volkswagen AG                                           29,340    4,613,589
                                                                   ------------
TOTAL GERMANY                                                       260,772,738
                                                                   ------------
HONG KONG -- (2.6%)
#   Cathay Pacific Airways, Ltd.                         1,451,000    2,273,373
    CK Hutchison Holdings, Ltd.                          1,908,348   25,112,169
#   FIH Mobile, Ltd.                                       126,000       42,100
    Guoco Group, Ltd.                                        6,000       70,340
    Hang Lung Group, Ltd.                                  996,000    3,783,290
    Hang Lung Properties, Ltd.                           1,244,000    3,093,936
    Henderson Land Development Co., Ltd.                   359,348    2,076,936
    Hopewell Holdings, Ltd.                                291,331    1,114,273
    Kerry Properties, Ltd.                                 608,000    2,130,592
    MTR Corp., Ltd.                                        502,443    2,901,397
    New World Development Co., Ltd.                      7,681,298   10,373,182
    NWS Holdings, Ltd.                                     810,172    1,549,918
*   Orient Overseas International, Ltd.                     70,000      651,447
    Shangri-La Asia, Ltd.                                  988,000    1,604,492
    Sino Land Co., Ltd.                                  1,442,432    2,378,960
    Sun Hung Kai Properties, Ltd.                          949,434   14,689,885
    Swire Pacific, Ltd. Class A                            644,500    6,421,898
    Swire Pacific, Ltd. Class B                            735,000    1,301,740
    Tsim Sha Tsui Properties, Ltd.                         261,125      785,656
    Wharf Holdings, Ltd. (The)                             611,000    5,193,281
    Wheelock & Co., Ltd.                                 1,122,000    8,454,825
    Yue Yuen Industrial Holdings, Ltd.                      74,500      307,585
                                                                   ------------
TOTAL HONG KONG                                                      96,311,275
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland Group P.L.C.                           495,483    4,135,195
    CRH P.L.C.                                              34,724    1,218,842
    CRH P.L.C. Sponsored ADR                               148,096    5,193,726
    Paddy Power Betfair P.L.C.                               4,490      449,863
                                                                   ------------
TOTAL IRELAND                                                        10,997,626
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                        881       48,141
    Bank Hapoalim BM                                       899,961    6,233,852
    Bank Leumi Le-Israel BM                              1,151,320    5,531,110
    Mizrahi Tefahot Bank, Ltd.                              78,386    1,416,428

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR       20,451 $   657,909
                                                                    -----------
TOTAL ISRAEL                                                         13,887,440
                                                                    -----------
ITALY -- (1.7%)
*   Fiat Chrysler Automobiles NV(N31738102)                 247,395   2,991,006
*   Fiat Chrysler Automobiles NV(BRJFWP3)                 1,533,375  18,489,979
*   GEDI Gruppo Editoriale SpA                               74,215      68,887
    Mediobanca SpA                                          352,401   3,676,816
*   Telecom Italia SpA                                   11,585,142  11,918,912
*   Telecom Italia SpA Sponsored ADR                         93,568     973,107
*   UniCredit SpA                                         1,284,976  25,254,841
                                                                    -----------
TOTAL ITALY                                                          63,373,548
                                                                    -----------
JAPAN -- (21.6%)
    Aeon Co., Ltd.                                          412,600   6,217,057
    Aisin Seiki Co., Ltd.                                   121,000   6,290,667
    Alfresa Holdings Corp.                                   81,400   1,498,097
    Amada Holdings Co., Ltd.                                132,200   1,509,870
    Aoyama Trading Co., Ltd.                                 28,600     996,916
    Asahi Glass Co., Ltd.                                   210,400   8,855,620
    Asahi Kasei Corp.                                       755,000   8,622,050
    Bank of Kyoto, Ltd. (The)                               148,000   1,418,597
    Canon Marketing Japan, Inc.                              54,100   1,194,993
    Chiba Bank, Ltd. (The)                                  395,000   2,833,908
    Chugoku Bank, Ltd. (The)                                 91,100   1,320,512
    Citizen Watch Co., Ltd.                                 239,400   1,779,980
    Coca-Cola Bottlers Japan, Inc.                           56,575   1,706,408
    COMSYS Holdings Corp.                                    18,500     379,001
    Concordia Financial Group, Ltd.                         716,000   3,610,570
    Credit Saison Co., Ltd.                                  71,500   1,377,196
    Dai Nippon Printing Co., Ltd.                           299,000   3,298,012
    Dai-ichi Life Holdings, Inc.                            646,600  11,169,360
    Daicel Corp.                                             31,200     405,541
    Daido Steel Co., Ltd.                                   184,000   1,119,767
    Daiwa Securities Group, Inc.                            901,000   5,189,134
    Denka Co., Ltd.                                         420,000   2,332,523
    Denso Corp.                                             118,900   5,710,220
    DIC Corp.                                                71,600   2,700,638
    Dowa Holdings Co., Ltd.                                  57,000     460,181
    Ebara Corp.                                              83,800   2,451,485
    FamilyMart UNY Holdings Co., Ltd.                            73       4,088
    FUJIFILM Holdings Corp.                                 332,900  12,236,855
    Fukuoka Financial Group, Inc.                           394,000   1,816,471
    Furukawa Electric Co., Ltd.                               3,900     176,003
    Glory, Ltd.                                              42,500   1,415,262
    Gunma Bank, Ltd. (The)                                  208,000   1,218,663
    H2O Retailing Corp.                                      77,600   1,269,777
    Hachijuni Bank, Ltd. (The)                              217,000   1,377,702
    Hankyu Hanshin Holdings, Inc.                           194,300   6,934,855
    Heiwa Corp.                                              40,600     893,176
    Hiroshima Bank, Ltd. (The)                              288,000   1,231,129
    Hitachi Capital Corp.                                    43,300   1,030,089

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Hitachi Chemical Co., Ltd.                               71,600 $ 2,035,570
    Hitachi Construction Machinery Co., Ltd.                116,500   3,335,061
    Hitachi Metals, Ltd.                                    153,900   2,141,994
    Hitachi Transport System, Ltd.                           31,585     727,012
    Hitachi, Ltd.                                         3,706,000  25,496,593
    Hokuhoku Financial Group, Inc.                           67,300   1,094,058
    Honda Motor Co., Ltd.                                 1,251,100  35,020,600
    House Foods Group, Inc.                                  15,100     389,797
    Ibiden Co., Ltd.                                        144,200   2,502,521
    Idemitsu Kosan Co., Ltd.                                106,200   2,577,633
    Iida Group Holdings Co., Ltd.                           179,600   3,068,643
    Isetan Mitsukoshi Holdings, Ltd.                        138,200   1,346,778
    ITOCHU Corp.                                            702,200  11,011,553
    Iyo Bank, Ltd. (The)                                    127,118   1,037,926
    J Front Retailing Co., Ltd.                             290,100   4,146,199
    JFE Holdings, Inc.                                      511,600   9,867,997
    JGC Corp.                                                72,800   1,166,191
    JSR Corp.                                               115,200   2,030,056
    JTEKT Corp.                                             193,100   2,748,533
    JXTG Holdings, Inc.                                   2,268,186  10,082,141
#   K's Holdings Corp.                                       52,900   1,062,010
    Kamigumi Co., Ltd.                                      136,000   1,457,525
    Kaneka Corp.                                            298,000   2,387,922
    Kawasaki Heavy Industries, Ltd.                         512,000   1,630,155
*   Kawasaki Kisen Kaisha, Ltd.                             600,500   1,490,956
    Kinden Corp.                                             50,800     790,726
*   Kobe Steel, Ltd.                                        326,200   4,080,113
    Komatsu, Ltd.                                           170,100   4,561,662
    Konica Minolta, Inc.                                    612,400   5,072,630
    Kuraray Co., Ltd.                                       369,700   7,187,495
    Kurita Water Industries, Ltd.                            11,100     315,799
    Kyushu Financial Group, Inc.                            149,510     938,135
    LIXIL Group Corp.                                       147,340   3,791,828
    Marubeni Corp.                                        1,465,500   9,711,100
    Mazda Motor Corp.                                       736,500  11,071,646
    Mebuki Financial Group, Inc.                            380,118   1,463,270
    Medipal Holdings Corp.                                   93,400   1,709,167
    Mitsubishi Chemical Holdings Corp.                    1,121,300   9,387,813
    Mitsubishi Corp.                                        387,200   8,406,968
    Mitsubishi Gas Chemical Co., Inc.                       207,500   4,787,354
    Mitsubishi Heavy Industries, Ltd.                     2,462,000   9,788,546
    Mitsubishi Logistics Corp.                               42,000     539,184
    Mitsubishi Materials Corp.                              153,400   5,153,335
    Mitsubishi Motors Corp.                                  99,200     715,589
    Mitsubishi UFJ Financial Group, Inc.                  4,778,634  30,316,179
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR    1,691,580  10,775,365
    Mitsubishi UFJ Lease & Finance Co., Ltd.                514,400   2,740,252
    Mitsui & Co., Ltd.                                      319,000   4,638,509
    Mitsui & Co., Ltd. Sponsored ADR                          4,829   1,412,434
    Mitsui Chemicals, Inc.                                  811,000   4,607,389
    Mitsui Fudosan Co., Ltd.                                 84,000   1,927,819
    Mitsui OSK Lines, Ltd.                                1,287,000   4,005,495
    Mizuho Financial Group, Inc.                         11,904,100  21,169,947

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    MS&AD Insurance Group Holdings, Inc.                    303,863 $10,657,864
    NEC Corp.                                             3,274,000   8,900,187
    NGK Spark Plug Co., Ltd.                                 13,400     270,538
    NHK Spring Co., Ltd.                                    238,900   2,580,257
    Nikon Corp.                                             147,600   2,600,677
    Nippo Corp.                                              61,000   1,240,994
    Nippon Electric Glass Co., Ltd.                          33,800   1,196,500
    Nippon Express Co., Ltd.                                870,000   5,555,656
    Nippon Paper Industries Co., Ltd.                       114,700   2,286,757
    Nippon Shokubai Co., Ltd.                                29,800   1,949,547
    Nippon Steel & Sumitomo Metal Corp.                     614,700  15,089,593
*   Nippon Yusen K.K.                                     2,155,000   4,113,879
    Nissan Motor Co., Ltd.                                1,904,600  18,911,261
    Nisshinbo Holdings, Inc.                                107,000   1,083,547
    NOK Corp.                                               112,200   2,568,263
    Nomura Holdings, Inc.                                 1,496,200   8,889,254
    Nomura Real Estate Holdings, Inc.                       119,200   2,362,683
    NSK, Ltd.                                                71,400     920,365
    NTN Corp.                                               442,000   2,057,082
    Obayashi Corp.                                           67,000     806,724
    Oji Holdings Corp.                                    1,074,000   5,507,966
    Resona Holdings, Inc.                                 2,377,500  12,248,071
    Ricoh Co., Ltd.                                       1,023,200   9,620,651
    Rohm Co., Ltd.                                           22,200   1,715,807
    Sankyo Co., Ltd.                                         17,300     567,827
    SBI Holdings, Inc.                                      221,900   3,174,626
    Sega Sammy Holdings, Inc.                                58,400     787,975
    Seino Holdings Co., Ltd.                                 96,000   1,292,627
    Sekisui Chemical Co., Ltd.                               67,300   1,239,689
    Sekisui House, Ltd.                                     260,900   4,516,227
    Shinsei Bank, Ltd.                                    1,031,000   1,699,348
    Shizuoka Bank, Ltd. (The)                               303,000   2,703,362
    Showa Denko K.K.                                        115,400   3,003,792
    Showa Shell Sekiyu K.K.                                   2,200      23,964
    Sojitz Corp.                                            547,200   1,378,435
    Sompo Holdings, Inc.                                    157,960   6,195,538
    Sumitomo Chemical Co., Ltd.                           2,166,000  12,658,364
    Sumitomo Corp.                                          288,200   3,895,544
    Sumitomo Electric Industries, Ltd.                      887,900  14,352,416
    Sumitomo Forestry Co., Ltd.                             156,200   2,391,036
    Sumitomo Heavy Industries, Ltd.                         593,000   4,323,217
    Sumitomo Metal Mining Co., Ltd.                         392,000   5,920,249
    Sumitomo Mitsui Financial Group, Inc.                   900,727  34,755,255
    Sumitomo Mitsui Trust Holdings, Inc.                    159,300   5,849,980
    Sumitomo Rubber Industries, Ltd.                        202,000   3,502,716
    Suzuken Co., Ltd.                                        37,400   1,249,046
    T&D Holdings, Inc.                                      447,600   6,602,887
    Taiheiyo Cement Corp.                                   973,000   3,650,967
    Takashimaya Co., Ltd.                                   231,000   2,113,152
    TDK Corp.                                               170,900  12,282,835
    Teijin, Ltd.                                            243,400   4,880,018
    THK Co., Ltd.                                            74,700   2,280,870
    Tokai Rika Co., Ltd.                                     45,200     829,980

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc.                            115,500 $  4,857,150
    Tokyo Tatemono Co., Ltd.                               174,600    2,375,719
    Tokyu Fudosan Holdings Corp.                           434,100    2,603,979
    Toppan Printing Co., Ltd.                              279,000    2,948,390
    Tosoh Corp.                                            605,000    7,163,278
    Toyo Seikan Group Holdings, Ltd.                       171,100    2,804,728
    Toyoda Gosei Co., Ltd.                                  75,600    1,783,746
    Toyota Motor Corp.                                   1,175,788   66,267,222
    Toyota Motor Corp. Sponsored ADR                        15,161    1,710,767
    Toyota Tsusho Corp.                                    260,300    8,368,134
    Ube Industries, Ltd.                                 1,101,000    2,982,467
    Universal Entertainment Corp.                            5,500      157,793
    Yamada Denki Co., Ltd.                                 801,700    4,281,756
    Yamaguchi Financial Group, Inc.                        107,000    1,259,372
    Yokohama Rubber Co., Ltd. (The)                        126,400    2,545,404
    Zeon Corp.                                             121,000    1,509,609
                                                                   ------------
TOTAL JAPAN                                                         799,849,125
                                                                   ------------
NETHERLANDS -- (3.2%)
    ABN AMRO Group NV                                      170,062    4,806,843
    Aegon NV                                               865,906    4,853,794
    Akzo Nobel NV                                           64,232    5,815,183
#*  ArcelorMittal(03938L203)                               120,110    3,142,066
*   ArcelorMittal(BYPBS67)                                 382,248   10,063,874
    Coca-Cola European Partners P.L.C.                       9,623      417,668
    Gemalto NV                                               2,764      140,893
    ING Groep NV                                         1,741,138   32,531,136
    ING Groep NV Sponsored ADR                             138,769    2,599,143
    Koninklijke Ahold Delhaize NV                          749,789   15,336,219
    Koninklijke DSM NV                                     214,831   15,847,718
    Koninklijke Philips NV(5986622)                        341,821   13,063,045
    Koninklijke Philips NV(500472303)                       43,701    1,668,067
    NN Group NV                                            190,411    7,718,093
                                                                   ------------
TOTAL NETHERLANDS                                                   118,003,742
                                                                   ------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.                                  599,438    1,509,127
    Auckland International Airport, Ltd.                   174,151      910,458
    Fletcher Building, Ltd.                                540,848    3,246,680
    Fonterra Co-operative Group, Ltd.                       63,208      287,257
                                                                   ------------
TOTAL NEW ZEALAND                                                     5,953,522
                                                                   ------------
NORWAY -- (0.8%)
    Aker ASA Class A                                         8,923      337,896
    DNB ASA                                                448,169    8,804,049
    Norsk Hydro ASA                                        928,184    5,989,148
    SpareBank 1 SR-Bank ASA                                 42,611      425,297
    Statoil ASA                                            131,020    2,462,400
    Statoil ASA Sponsored ADR                               84,396    1,583,269
    Storebrand ASA                                         241,051    2,010,662
    Subsea 7 SA                                            296,481    4,393,217

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Yara International ASA                                  70,396 $  2,797,973
                                                                   ------------
TOTAL NORWAY                                                         28,803,911
                                                                   ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                      171,817    1,373,135
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                       891,800    2,425,996
    City Developments, Ltd.                                416,100    3,453,904
    DBS Group Holdings, Ltd.                               428,152    6,830,573
    Frasers Centrepoint, Ltd.                              251,800      357,690
    Golden Agri-Resources, Ltd.                          2,177,700      634,105
    Hutchison Port Holdings Trust                        6,111,000    2,900,910
    Keppel Corp., Ltd.                                   1,598,800    7,561,022
    Olam International, Ltd.                               143,100      205,884
    SembCorp Industries, Ltd.                              939,300    2,237,001
    Singapore Airlines, Ltd.                               706,600    5,415,103
    United Industrial Corp., Ltd.                          361,770      856,717
    UOL Group, Ltd.                                        195,707    1,138,708
    Wilmar International, Ltd.                             607,000    1,494,288
                                                                   ------------
TOTAL SINGAPORE                                                      35,511,901
                                                                   ------------
SPAIN -- (3.3%)
    Banco de Sabadell SA                                 6,439,250   14,379,633
    Banco Santander SA                                  11,646,752   79,293,038
    Banco Santander SA Sponsored ADR                         2,050       13,981
    CaixaBank SA                                           744,455    3,877,601
    Iberdrola SA                                         1,091,348    8,603,025
    Repsol SA                                            1,073,661   17,981,562
                                                                   ------------
TOTAL SPAIN                                                         124,148,840
                                                                   ------------
SWEDEN -- (2.8%)
    Boliden AB                                             333,548   10,471,417
*   Essity AB Class A                                        4,705      136,072
*   Essity AB Class B                                      302,027    8,757,279
    Holmen AB Class B                                       42,299    1,910,458
#   ICA Gruppen AB                                          25,921    1,038,629
    Millicom International Cellular SA                      38,650    2,421,867
    Nordea Bank AB                                       2,330,270   29,403,061
    Skandinaviska Enskilda Banken AB Class A             1,040,985   13,183,363
*   SSAB AB Class A                                        144,942      732,310
*   SSAB AB Class B                                        274,814    1,134,753
    Svenska Cellulosa AB SCA Class A                         4,705       48,612
    Svenska Cellulosa AB SCA Class B                       278,349    2,304,698
    Svenska Handelsbanken AB Class A                       211,653    3,150,265
    Swedbank AB Class A                                      3,111       81,127
    Tele2 AB Class B                                       159,499    1,898,322
    Telefonaktiebolaget LM Ericsson Class B              1,643,670   10,638,504
    Telia Co. AB                                         2,176,207   10,230,042

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Trelleborg AB Class B                                  266,674 $  6,280,832
                                                                   ------------
TOTAL SWEDEN                                                        103,821,611
                                                                   ------------
SWITZERLAND -- (7.8%)
    ABB, Ltd.                                              274,088    6,420,873
    Adecco Group AG                                        186,520   14,230,170
    Baloise Holding AG                                      46,158    7,416,023
    Banque Cantonale Vaudoise                                  283      204,750
    Cie Financiere Richemont SA                            358,913   30,511,232
    Clariant AG                                            487,737   11,333,794
    Credit Suisse Group AG                                 554,558    8,524,488
    Credit Suisse Group AG Sponsored ADR                    68,468    1,050,987
*   Dufry AG                                                44,457    7,082,247
    Flughafen Zurich AG                                      4,611    1,175,983
    Helvetia Holding AG                                      1,462      817,149
    Julius Baer Group, Ltd.                                135,302    7,659,043
    LafargeHolcim, Ltd.(7110753)                           227,977   13,621,897
    LafargeHolcim, Ltd.(BZ3DNX4)                           116,138    6,970,639
    Novartis AG                                            441,491   37,605,194
    Novartis AG Sponsored ADR                              124,062   10,570,082
    Swatch Group AG (The)(7184736)                          51,117    3,937,238
    Swatch Group AG (The)(7184725)                          39,176   15,543,482
    Swiss Life Holding AG                                   29,903   10,913,178
    Swiss Re AG                                            347,731   33,525,503
    UBS Group AG(BRJL176)                                1,117,685   19,437,062
*   UBS Group AG(H42097107)                                174,186    3,036,062
    Zurich Insurance Group AG                              125,377   38,212,341
                                                                   ------------
TOTAL SWITZERLAND                                                   289,799,417
                                                                   ------------
UNITED KINGDOM -- (17.5%)
*   Anglo American P.L.C.                                1,288,064   21,306,792
    Antofagasta P.L.C.                                     243,456    3,040,286
    Aviva P.L.C.                                            31,327      222,673
    Barclays P.L.C.                                      1,967,698    5,275,893
    Barclays P.L.C. Sponsored ADR                        1,367,134   14,669,348
    Barratt Developments P.L.C.                            737,328    5,988,361
    BHP Billiton P.L.C. ADR                                100,737    3,667,834
    BP P.L.C. Sponsored ADR                              2,807,969   98,672,040
    Carnival P.L.C.                                         26,669    1,800,060
    Carnival P.L.C. ADR                                     48,765    3,280,909
    Glencore P.L.C.                                     10,004,286   44,132,850
    HSBC Holdings P.L.C.                                 3,057,037   30,615,944
    HSBC Holdings P.L.C. Sponsored ADR                   1,612,652   80,777,739
    J Sainsbury P.L.C.                                   2,291,466    7,403,637
    Kingfisher P.L.C.                                    2,376,325    9,221,939
    Lloyds Banking Group P.L.C.                         49,077,747   42,429,536
#   Lloyds Banking Group P.L.C. ADR                        660,058    2,323,404
    Pearson P.L.C.                                         424,065    3,669,889
    Pearson P.L.C. Sponsored ADR                            86,960      747,856
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR      477,708    3,171,981
    Royal Dutch Shell P.L.C. Class A                       325,297    9,186,850
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A      1,334,977   75,466,235

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B  1,146,218 $   66,320,174
      Royal Mail P.L.C.                                  369,280      1,963,600
*     Standard Chartered P.L.C.                        1,626,272     18,178,902
      Vodafone Group P.L.C.                           23,523,365     68,955,283
      Vodafone Group P.L.C. Sponsored ADR                653,411     19,393,228
      WM Morrison Supermarkets P.L.C.                  1,731,834      5,492,685
                                                                 --------------
TOTAL UNITED KINGDOM                                                647,375,928
                                                                 --------------
TOTAL COMMON STOCKS                                               3,643,296,074
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
      Bayerische Motoren Werke AG                         37,802      3,012,314
      Porsche Automobil Holding SE                        71,147      4,071,964
      Volkswagen AG                                      159,516     24,531,799
                                                                 --------------
TOTAL GERMANY                                                        31,616,077
                                                                 --------------
TOTAL PREFERRED STOCKS                                               31,616,077
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,674,912,151
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund                   2,749,900     31,821,843
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,256,774,774)^^            $3,706,733,994
                                                                 ==============

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $ 27,228,959 $  202,222,205   --    $  229,451,164
   Austria                             --      4,647,815   --         4,647,815
   Belgium                             --     41,942,271   --        41,942,271
   Canada                     299,951,350             --   --       299,951,350
   Denmark                             --     65,162,089   --        65,162,089
   Finland                             --     36,100,180   --        36,100,180
   France                      10,529,985    355,527,461   --       366,057,446
   Germany                     33,008,934    227,763,804   --       260,772,738
   Hong Kong                           --     96,311,275   --        96,311,275
   Ireland                      9,328,921      1,668,705   --        10,997,626
   Israel                         657,909     13,229,531   --        13,887,440
   Italy                        3,964,113     59,409,435   --        63,373,548
   Japan                       13,898,566    785,950,559   --       799,849,125
   Netherlands                  7,550,169    110,453,573   --       118,003,742
   New Zealand                         --      5,953,522   --         5,953,522
   Norway                       1,583,269     27,220,642   --        28,803,911
   Portugal                            --      1,373,135   --         1,373,135
   Singapore                           --     35,511,901   --        35,511,901
   Spain                           13,981    124,134,859   --       124,148,840
   Sweden                       8,893,351     94,928,260   --       103,821,611
   Switzerland                 14,657,131    275,142,286   --       289,799,417
   United Kingdom             368,490,748    278,885,180   --       647,375,928
Preferred Stocks
   Germany                             --     31,616,077   --        31,616,077
Securities Lending
  Collateral                           --     31,821,843   --        31,821,843
Futures Contracts**               462,275             --   --           462,275
                             ------------ --------------   --    --------------
TOTAL                        $800,219,661 $2,906,976,608   --    $3,707,196,269
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (97.8%)

AUSTRALIA -- (4.6%)
*   Acrux, Ltd.                                               19,585 $    4,701
    Adacel Technologies, Ltd.                                 17,466     37,504
    Adelaide Brighton, Ltd.                                  170,983    769,421
    AGL Energy, Ltd.                                          33,912    653,950
    Ainsworth Game Technology, Ltd.                           51,982    100,520
    ALS, Ltd.                                                116,513    691,773
    Altium, Ltd.                                              20,893    146,105
    Alumina, Ltd.                                            880,180  1,336,882
    AMA Group, Ltd.                                           49,451     40,340
    Amaysim Australia, Ltd.                                   21,821     27,923
    Amcor, Ltd.                                              147,315  1,808,358
    AMP, Ltd.                                                635,522  2,739,710
    Ansell, Ltd.                                              51,355    902,317
    AP Eagers, Ltd.                                           17,839    129,663
    APA Group                                                 91,544    631,543
    APN Outdoor Group, Ltd.                                   24,010     88,522
    Appen, Ltd.                                               12,725     42,409
    ARB Corp., Ltd.                                           11,535    141,405
    Aristocrat Leisure, Ltd.                                  82,577  1,339,104
*   Arrium, Ltd.                                             983,356     14,750
    Asaleo Care, Ltd.                                         75,916     80,822
    ASX, Ltd.                                                  9,897    413,948
*   Atlas Iron, Ltd.                                       1,157,575     19,437
    AUB Group, Ltd.                                            7,864     81,062
    Aurizon Holdings, Ltd.                                   423,734  1,700,764
    Ausdrill, Ltd.                                           109,433    170,326
    AusNet Services                                          316,041    413,380
    Austal, Ltd.                                              93,155    134,347
    Australia & New Zealand Banking Group, Ltd.              218,548  5,181,586
*   Australian Agricultural Co., Ltd.                        172,205    227,942
    Australian Pharmaceutical Industries, Ltd.               126,031    176,957
    Auswide Bank, Ltd.                                         1,410      5,811
    Automotive Holdings Group, Ltd.                          107,926    330,675
    Aveo Group                                                86,000    167,188
    AVJennings, Ltd.                                           8,932      5,290
*   AWE, Ltd.                                                272,850    104,964
    Bank of Queensland, Ltd.                                 141,486  1,363,839
    Bapcor, Ltd.                                              16,479     74,448
    Beach Energy, Ltd.                                       688,226    375,268
*   Beadell Resources, Ltd.                                  320,143     47,725
    Bega Cheese, Ltd.                                         18,253    100,324
    Bellamy's Australia, Ltd.                                 11,564     65,259
    Bendigo & Adelaide Bank, Ltd.                            183,377  1,631,113
    BHP Billiton, Ltd.                                       407,552  8,487,847
    BHP Billiton, Ltd. Sponsored ADR                          44,166  1,839,956
*   Billabong International, Ltd.                             38,785     24,823
    Blackmores, Ltd.                                           2,557    181,138
    BlueScope Steel, Ltd.                                    288,835  3,042,746
    Boral, Ltd.                                              412,234  2,284,467
    Brambles, Ltd.                                            75,149    555,635
    Breville Group, Ltd.                                      19,698    158,378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                                          21,861 $  230,830
    BT Investment Management, Ltd.                            33,540    288,634
*   Buru Energy, Ltd.                                         92,278     15,495
    Cabcharge Australia, Ltd.                                 41,051     71,615
    Caltex Australia, Ltd.                                    22,574    562,561
*   Cardno, Ltd.                                              99,590    100,131
    carsales.com, Ltd.                                        55,163    545,103
    Cash Converters International, Ltd.                       96,321     25,426
    Cedar Woods Properties, Ltd.                               7,144     28,060
    Challenger, Ltd.                                          97,147    998,371
    CIMIC Group, Ltd.                                          4,669    154,880
    Class, Ltd.                                               12,516     29,811
    Cleanaway Waste Management, Ltd.                         644,946    673,070
    Coca-Cola Amatil, Ltd.                                    71,839    473,055
    Cochlear, Ltd.                                            10,902  1,245,376
    Codan, Ltd.                                               28,303     50,763
    Collins Foods, Ltd.                                       47,927    229,586
    Commonwealth Bank of Australia                            65,235  4,370,409
    Computershare, Ltd.                                       58,836    661,994
*   Cooper Energy, Ltd.                                      124,598     34,391
    Corporate Travel Management, Ltd.                         12,663    226,321
    Costa Group Holdings, Ltd.                                20,717     79,226
    Credit Corp. Group, Ltd.                                  19,040    258,005
    Crown Resorts, Ltd.                                       37,698    383,916
    CSG, Ltd.                                                 69,391     38,237
    CSL, Ltd.                                                 29,062  2,928,061
    CSR, Ltd.                                                255,853    802,796
    Data#3, Ltd.                                              23,400     33,268
    Decmil Group, Ltd.                                        35,216     23,090
    Domino's Pizza Enterprises, Ltd.                          11,496    490,095
    Donaco International, Ltd.                                23,050      9,795
*   Doray Minerals, Ltd.                                      28,777      4,507
    Downer EDI, Ltd.                                         249,403  1,269,480
    DuluxGroup, Ltd.                                         101,043    532,782
    DWS, Ltd.                                                 11,284     14,020
    Eclipx Group, Ltd.                                        84,893    251,841
*   Elders, Ltd.                                              17,233     71,681
*   Energy Resources of Australia, Ltd.                       55,774     24,332
*   Energy World Corp., Ltd.                                 154,243     50,590
    EQT Holdings, Ltd.                                           574      8,036
    ERM Power, Ltd.                                           37,573     37,112
    Event Hospitality and Entertainment, Ltd.                 48,330    508,358
    Evolution Mining, Ltd.                                   573,046  1,023,931
    Fairfax Media, Ltd.                                      873,898    692,093
*   Fleetwood Corp., Ltd.                                     11,993     25,395
    Flight Centre Travel Group, Ltd.                          20,167    701,461
    Fortescue Metals Group, Ltd.                             489,173  2,248,342
    G8 Education, Ltd.                                       158,417    480,061
    Gateway Lifestyle                                          8,483     13,134
    GBST Holdings, Ltd.                                        6,127     16,183
    Genworth Mortgage Insurance Australia, Ltd.               45,151    108,722
    GrainCorp, Ltd. Class A                                   85,215    594,976
    Greencross, Ltd.                                          33,232    153,406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    GUD Holdings, Ltd.                                        12,181 $  116,433
    GWA Group, Ltd.                                           82,577    214,211
    Hansen Technologies, Ltd.                                 40,056    122,142
#   Harvey Norman Holdings, Ltd.                             181,114    633,273
    Healthscope, Ltd.                                        324,678    540,432
    HFA Holdings, Ltd.                                        20,779     42,500
*   Hills, Ltd.                                               49,659      7,766
*   Horizon Oil, Ltd.                                        251,263     10,257
    HT&E, Ltd.                                               127,805    265,809
    IDP Education, Ltd.                                        9,217     38,558
    Iluka Resources, Ltd.                                     57,917    418,118
*   Imdex, Ltd.                                               60,824     35,515
    IMF Bentham, Ltd.                                         65,580    101,239
    Incitec Pivot, Ltd.                                      376,532    961,358
    Independence Group NL                                    197,519    477,162
    Infomedia, Ltd.                                           91,828     54,382
    Insurance Australia Group, Ltd.                          109,781    585,505
    Integrated Research, Ltd.                                 19,099     51,172
    InvoCare, Ltd.                                            23,957    266,399
    IOOF Holdings, Ltd.                                       73,370    589,395
    IRESS, Ltd.                                               26,478    273,372
    iSelect, Ltd.                                             57,728     96,480
    iSentia Group, Ltd.                                       19,797     35,147
    James Hardie Industries P.L.C.                            31,169    477,254
    James Hardie Industries P.L.C. Sponsored ADR               6,180     95,234
    JB Hi-Fi, Ltd.                                            31,078    646,520
    Jumbo Interactive, Ltd.                                    8,083     17,875
*   Karoon Gas Australia, Ltd.                                33,143     35,836
*   Kingsgate Consolidated, Ltd.                              46,498      8,572
    Link Administration Holdings, Ltd.                        96,097    592,422
*   Lynas Corp., Ltd.                                        358,488     38,740
    MACA, Ltd.                                                61,847     83,113
*   Macmahon Holdings, Ltd.                                  196,207     26,738
    Macquarie Atlas Roads Group                               68,948    306,689
    Macquarie Group, Ltd.                                     70,545  4,843,171
    Magellan Financial Group, Ltd.                            21,332    450,635
    Mantra Group, Ltd.                                        96,588    232,663
    MaxiTRANS Industries, Ltd.                                33,340     18,767
*   Mayne Pharma Group, Ltd.                                 115,327     88,605
    McMillan Shakespeare, Ltd.                                12,096    138,851
    McPherson's, Ltd.                                          5,740      6,539
    Medibank Pvt, Ltd.                                       350,542    762,793
*   Medusa Mining, Ltd.                                       80,202     18,996
    Melbourne IT, Ltd.                                        31,735     72,514
*   Mesoblast, Ltd.                                           35,596     49,662
*   Metals X, Ltd.                                           314,906    205,457
    Metcash, Ltd.                                            429,585    900,685
*   Millennium Minerals, Ltd.                                 74,492     10,796
    Mineral Resources, Ltd.                                   64,549    634,674
*   MMA Offshore, Ltd.                                       133,293     18,668
    MNF Group, Ltd.                                            7,840     29,135
    Monadelphous Group, Ltd.                                  34,048    415,370
    Monash IVF Group, Ltd.                                    43,469     55,283

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Money3 Corp., Ltd.                                        13,906 $   15,959
    Mortgage Choice, Ltd.                                     27,543     51,156
    Motorcycle Holdings, Ltd.                                    828      2,711
    Myer Holdings, Ltd.                                      347,849    211,265
    MYOB Group, Ltd.                                          28,602     76,064
    National Australia Bank, Ltd.                            208,492  4,998,136
    Navitas, Ltd.                                             46,502    184,719
    Neometals, Ltd.                                           55,598     12,668
*   NetComm Wireless, Ltd.                                    20,389     27,288
    New Hope Corp., Ltd.                                      32,366     41,452
    Newcrest Mining, Ltd.                                    121,600  1,975,824
*   NEXTDC, Ltd.                                               9,705     31,852
    nib holdings, Ltd.                                        98,960    454,616
    Nick Scali, Ltd.                                           5,433     26,541
    Nine Entertainment Co. Holdings, Ltd.                    201,170    231,670
    Northern Star Resources, Ltd.                            139,114    492,839
*   NRW Holdings, Ltd.                                        77,935     40,776
    Nufarm, Ltd.                                              80,386    544,172
    OFX Group, Ltd.                                           34,002     44,642
    Oil Search, Ltd.                                         152,464    811,201
    Orica, Ltd.                                              125,356  1,992,857
*   Origin Energy, Ltd.                                      220,285  1,220,266
*   Orocobre, Ltd.                                            29,368     75,106
    Orora, Ltd.                                              505,797  1,116,829
    OZ Minerals, Ltd.                                        115,023    768,706
    Pacific Current Group, Ltd.                                3,721     20,838
    Pact Group Holdings, Ltd.                                 27,030    123,954
*   Paladin Energy, Ltd.                                     836,713     31,460
*   Panoramic Resources, Ltd.                                 75,563     15,422
    Peet, Ltd.                                                33,433     31,843
    Perpetual, Ltd.                                           10,615    428,723
*   Perseus Mining, Ltd.                                     363,765     92,330
    Pioneer Credit, Ltd.                                      11,600     24,124
    Platinum Asset Management, Ltd.                           45,122    197,418
    PMP, Ltd.                                                 73,062     43,228
    Premier Investments, Ltd.                                 37,130    405,267
    Primary Health Care, Ltd.                                229,591    622,100
    Prime Media Group, Ltd.                                  139,893     45,355
    Pro Medicus, Ltd.                                          8,252     34,281
    Programmed Maintenance Services, Ltd.                    105,884    252,529
    Qantas Airways, Ltd.                                     334,671  1,422,375
    QBE Insurance Group, Ltd.                                156,812  1,485,567
    Qube Holdings, Ltd.                                      294,876    626,863
#   Quintis, Ltd.                                            136,509     32,762
*   Ramelius Resources, Ltd.                                 106,460     34,240
    Ramsay Health Care, Ltd.                                   8,906    502,889
    RCG Corp., Ltd.                                            4,861      3,557
*   RCR Tomlinson, Ltd.                                       48,729    146,208
    REA Group, Ltd.                                            4,246    234,210
    Reckon, Ltd.                                              23,466     28,195
    Reece, Ltd.                                                  591     19,987
    Regis Healthcare, Ltd.                                    25,078     74,041
    Regis Resources, Ltd.                                    108,474    334,310

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Reject Shop, Ltd. (The)                                   10,302 $   40,276
    Resolute Mining, Ltd.                                    270,071    233,248
    Retail Food Group, Ltd.                                   64,568    250,310
    Ridley Corp., Ltd.                                        91,167    104,250
    Rio Tinto, Ltd.                                           56,776  2,992,974
    Ruralco Holdings, Ltd.                                     3,135      7,775
*   Salmat, Ltd.                                              11,000      3,418
    Sandfire Resources NL                                     74,499    345,457
*   Santos, Ltd.                                             411,949  1,119,377
*   Saracen Mineral Holdings, Ltd.                           354,155    383,609
    SeaLink Travel Group, Ltd.                                 7,457     25,245
    Seek, Ltd.                                                56,971    779,017
    Select Harvests, Ltd.                                     19,845     77,822
*   Senex Energy, Ltd.                                       454,633    103,800
    Servcorp, Ltd.                                             9,992     47,835
    Service Stream, Ltd.                                      64,652     69,876
    Seven Group Holdings, Ltd.                                34,205    327,353
    Seven West Media, Ltd.                                   435,437    282,115
    SG Fleet Group, Ltd.                                      11,694     34,357
    Sigma Healthcare, Ltd.                                   170,360    130,894
    Silver Chef, Ltd.                                          7,886     53,169
*   Silver Lake Resources, Ltd.                              254,382     91,223
    Sims Metal Management, Ltd.                               69,266    860,390
    Sirtex Medical, Ltd.                                      11,633    149,709
    SMS Management & Technology, Ltd.                         19,539     28,114
    Sonic Healthcare, Ltd.                                    47,108    840,733
    South32, Ltd.                                            669,739  1,562,068
    South32, Ltd. ADR                                         47,819    557,091
    Southern Cross Media Group, Ltd.                         241,611    256,231
    Spark Infrastructure Group                               306,231    613,074
*   Specialty Fashion Group, Ltd.                              8,094      2,876
    SpeedCast International, Ltd.                             25,919     71,517
*   St Barbara, Ltd.                                          97,768    213,439
    Star Entertainment Grp, Ltd. (The)                       272,629  1,099,807
    Steadfast Group, Ltd.                                    158,610    328,574
    Suncorp Group, Ltd.                                      149,767  1,711,785
*   Sundance Energy Australia, Ltd.                          306,898     16,224
    Sunland Group, Ltd.                                       21,844     31,268
    Super Retail Group, Ltd.                                  58,235    390,373
    Sydney Airport                                            73,615    396,801
    Tabcorp Holdings, Ltd.                                   283,898    948,624
    Tassal Group, Ltd.                                        73,753    223,724
    Tatts Group, Ltd.                                        384,942  1,231,881
    Technology One, Ltd.                                      52,967    227,338
    Telstra Corp., Ltd.                                      114,821    376,678
    Telstra Corp., Ltd. ADR                                      600      9,810
*   Ten Network Holdings, Ltd.                                73,201      9,370
    Thorn Group, Ltd.                                         57,038     60,258
*   Tiger Resources, Ltd.                                    202,588      5,964
    Tox Free Solutions, Ltd.                                  68,951    131,849
    TPG Telecom, Ltd.                                         90,492    406,067
    Transurban Group                                          96,237    878,886
    Treasury Wine Estates, Ltd.                              156,226  1,520,980

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
*   Troy Resources, Ltd.                                   169,473 $     14,978
    Villa World, Ltd.                                        8,903       16,033
    Village Roadshow, Ltd.                                  27,836       89,511
*   Virgin Australia Holdings, Ltd.                        255,702       35,815
    Virtus Health, Ltd.                                     34,266      153,619
    Vita Group, Ltd.                                        24,482       25,700
    Vocus Group, Ltd.                                      114,100      318,297
*   Watpac, Ltd.                                            32,558       15,373
    Webjet, Ltd.                                            15,563      143,348
    Wesfarmers, Ltd.                                        57,265    1,866,001
*   Western Areas, Ltd.                                     93,639      177,586
*   Westgold Resources, Ltd.                                52,959       66,989
    Westpac Banking Corp.                                  215,524    5,493,736
*   Whitehaven Coal, Ltd.                                  221,391      526,109
    Woodside Petroleum, Ltd.                               162,373    3,794,752
    Woolworths, Ltd.                                        65,271    1,393,107
*   WorleyParsons, Ltd.                                     89,296      842,755
    WPP AUNZ, Ltd.                                         143,627      132,295
                                                                   ------------
TOTAL AUSTRALIA                                                     143,740,359
                                                                   ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                     828      112,219
    ANDRITZ AG                                              16,091      985,150
    Atrium European Real Estate, Ltd.                       38,404      179,506
    Austria Technologie & Systemtechnik AG                  13,642      181,085
    BUWOG AG                                                25,340      744,645
    CA Immobilien Anlagen AG                                19,079      492,386
    DO & CO AG                                                 897       65,654
    Erste Group Bank AG                                     50,403    2,087,937
    EVN AG                                                   9,495      145,372
*   FACC AG                                                  2,325       28,123
    Flughafen Wien AG                                        1,216       47,824
    Kapsch TrafficCom AG                                       873       49,298
    Lenzing AG                                               3,488      624,036
    Mayr Melnhof Karton AG                                   2,507      330,439
    Oesterreichische Post AG                                 7,933      364,739
    OMV AG                                                  54,902    3,110,042
    Palfinger AG                                             2,024       94,594
    POLYTEC Holding AG                                       4,485       82,865
    Porr Ag                                                    865       30,834
*   Raiffeisen Bank International AG                        42,406    1,249,691
    RHI AG                                                   6,143      231,791
    Rosenbauer International AG                                731       44,238
    S IMMO AG                                               15,332      229,445
*   Schoeller-Bleckmann Oilfield Equipment AG                  813       61,573
    Semperit AG Holding                                      3,249       99,254
    Strabag SE                                               6,439      285,812
    Telekom Austria AG                                      58,773      531,357
    UNIQA Insurance Group AG                                49,302      510,390
    Verbund AG                                              19,776      391,190
    Vienna Insurance Group AG Wiener Versicherung Gruppe    15,432      464,549
    Voestalpine AG                                          33,267    1,686,101
    Wienerberger AG                                         48,107    1,105,889

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
AUSTRIA -- (Continued)
    Zumtobel Group AG                                         4,824 $    95,523
                                                                    -----------
TOTAL AUSTRIA                                                        16,743,551
                                                                    -----------
BELGIUM -- (1.1%)
*   Ablynx NV                                                 3,892      58,921
    Ackermans & van Haaren NV                                 9,630   1,741,007
    Ageas                                                    82,429   3,710,836
*   AGFA-Gevaert NV                                          93,007     433,649
    Anheuser-Busch InBev SA/NV                               41,726   5,033,511
    Anheuser-Busch InBev SA/NV Sponsored ADR                  8,449   1,019,456
    Atenor                                                      360      20,544
    Banque Nationale de Belgique                                 51     175,890
    Barco NV                                                  4,501     450,807
    Bekaert SA                                               16,052     776,398
    bpost SA                                                 20,072     549,495
*   Celyad SA                                                 1,598      53,149
    Cie d'Entreprises CFE                                     2,964     436,977
    Cie Immobiliere de Belgique SA                              329      20,488
    Colruyt SA                                               22,901   1,283,332
    D'ieteren SA                                             11,594     549,212
    Deceuninck NV                                            18,601      75,996
*   Econocom Group SA                                        64,162     490,346
    Elia System Operator SA                                   6,629     388,743
*   Euronav NV                                               17,054     137,285
    Euronav NV                                               36,257     289,261
    EVS Broadcast Equipment SA                                3,799     154,149
    Exmar NV                                                 13,346      78,350
*   Fagron                                                    6,944      94,821
*   Galapagos NV                                              6,113     485,654
    Ion Beam Applications                                     6,562     232,726
    Jensen-Group NV                                             589      28,546
    KBC Group NV                                             56,694   4,687,121
    Kinepolis Group NV                                        7,850     451,051
    Lotus Bakeries                                               60     167,615
*   MDxHealth                                                 5,908      34,694
    Melexis NV                                                4,562     392,449
*   Nyrstar NV                                               28,519     185,196
    Ontex Group NV                                           20,516     703,572
    Orange Belgium SA                                        16,120     397,597
    Picanol                                                     532      66,698
    Proximus SADP                                            30,745   1,081,141
    RealDolmen                                                  455      14,204
    Recticel SA                                              15,522     122,360
    Resilux                                                     440      78,144
    Roularta Media Group NV                                   1,508      39,031
    Sapec                                                       178      12,623
    Sioen Industries NV                                       4,172     144,863
    Sipef SA                                                  1,476     108,617
    Solvay SA                                                21,584   3,094,739
*   Telenet Group Holding NV                                  8,945     624,489
    TER Beke SA                                                 196      41,197
*   Tessenderlo Group SA                                     15,206     667,570
    UCB SA                                                   24,264   1,766,951

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    Umicore SA                                               23,662 $ 1,899,635
    Van de Velde NV                                           2,567     138,241
*   Viohalco SA                                              20,959      68,574
                                                                    -----------
TOTAL BELGIUM                                                        35,757,921
                                                                    -----------
BRAZIL -- (1.4%)
    AES Tiete Energia SA(BZ8W2L7)                            55,404     249,805
    AES Tiete Energia SA(BZ8W2J5)                                21          19
*   Aliansce Shopping Centers SA                             52,362     282,098
    Alupar Investimento SA                                   35,448     208,481
    Ambev SA                                                 24,800     152,299
    Ambev SA ADR                                            107,421     653,120
    Arezzo Industria e Comercio SA                           17,650     209,422
*   B2W Cia Digital                                          80,420     342,999
    B3 SA - Brasil Bolsa Balcao                             444,499   2,920,706
    Banco Alfa de Investimento SA                            14,300      21,370
    Banco Bradesco SA                                        81,473     787,728
    Banco do Brasil SA                                       85,084     783,078
    Banco Santander Brasil SA                                33,028     270,189
    BB Seguridade Participacoes SA                           36,500     321,300
    BR Malls Participacoes SA                               149,506     632,860
    BR Properties SA                                         25,417      79,470
*   Brasil Brokers Participacoes SA                          61,000      21,909
    BrasilAgro - Co. Brasileira de Propriedades Agricolas     6,000      22,801
    Braskem SA Sponsored ADR                                 23,556     565,815
*   BRF SA                                                   11,216     132,793
*   BRF SA ADR                                               12,343     145,524
    CCR SA                                                  122,462     670,756
*   Centrais Eletricas Brasileiras SA                        40,200     174,034
*   Cia Brasileira de Distribuicao                            7,747     179,885
    Cia de Saneamento Basico do Estado de Sao Paulo          23,700     254,986
    Cia de Saneamento Basico do Estado de Sao Paulo ADR      25,800     277,608
    Cia de Saneamento de Minas Gerais-COPASA                 15,481     210,395
    Cia Energetica de Minas Gerais                           11,339      31,707
    Cia Hering                                               66,458     457,993
    Cia Paranaense de Energia                                 7,100      48,269
*   Cia Siderurgica Nacional SA                             120,100     293,476
#*  Cia Siderurgica Nacional SA Sponsored ADR               222,689     543,361
    Cielo SA                                                 50,044     418,861
*   Construtora Tenda SA                                      6,408      32,262
*   Cosan Logistica SA                                       26,680      64,340
    Cosan SA Industria e Comercio                            46,791     541,682
    CPFL Energia SA                                          29,300     252,376
    CVC Brasil Operadora e Agencia de Viagens SA             18,600     212,641
    Cyrela Brazil Realty SA Empreendimentos e Participacoes 126,521 496,614 Cyrela Commercial Properties SA Empreendimentos e
*     Participacoes                                             300         962
    Dimed SA Distribuidora da Medicamentos                      200      28,252
    Direcional Engenharia SA                                 40,604      73,829
    Duratex SA                                              131,185     333,184
    EcoRodovias Infraestrutura e Logistica SA                67,520     231,465
    EDP - Energias do Brasil SA                              65,752     302,999
    Embraer SA                                                8,000      40,457
    Embraer SA Sponsored ADR                                 49,002     993,271

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Energisa SA                                               64,900 $  518,226
    Engie Brasil Energia SA                                   13,700    153,767
    Equatorial Energia SA                                     39,532    718,798
    Estacio Participacoes SA                                  98,108    641,815
*   Eternit SA                                                53,144     21,985
*   Even Construtora e Incorporadora SA                      102,300    150,251
    Ez Tec Empreendimentos e Participacoes SA                 33,259    208,832
    Fibria Celulose SA                                        25,130    266,583
    Fibria Celulose SA Sponsored ADR                          29,555    312,396
    Fleury SA                                                 75,200    724,183
    GAEC Educacao SA                                           8,900     48,491
*   Gafisa SA                                                  6,408     24,351
#   Gafisa SA ADR                                              4,033     30,530
    Gerdau SA                                                 59,100    201,463
#   Gerdau SA Sponsored ADR                                  134,698    453,932
*   Gol Linhas Aereas Inteligentes SA ADR                      2,334     33,096
    Grendene SA                                               26,900    228,081
    Guararapes Confeccoes SA                                   4,700    158,091
*   Helbor Empreendimentos SA                                 88,177     63,340
    Hypermarcas SA                                            29,698    266,566
    Iguatemi Empresa de Shopping Centers SA                   18,500    217,727
*   International Meal Co. Alimentacao SA                     71,500    171,966
    Iochpe Maxion SA                                          68,410    370,312
    Itau Unibanco Holding SA                                  33,569    356,106
    JBS SA                                                   185,333    457,634
*   JHSF Participacoes SA                                     62,700     36,795
*   JSL SA                                                    23,100     57,410
*   Kepler Weber SA                                            4,800     36,465
    Klabin SA                                                 93,277    478,597
    Kroton Educacional SA                                    373,233  1,804,914
*   Light SA                                                  26,507    191,682
    Linx SA                                                   15,300     84,783
    Localiza Rent a Car SA                                    52,609    875,594
    Lojas Americanas SA                                       34,894    144,462
    Lojas Renner SA                                          167,706  1,575,765
*   LPS Brasil Consultoria de Imoveis SA                       4,600      6,461
    M Dias Branco SA                                          28,048    456,561
    Magazine Luiza SA                                            500     58,826
    Magnesita Refratarios SA                                  19,386    216,959
    Mahle-Metal Leve SA                                        9,900     54,003
*   Marfrig Global Foods SA                                  160,000    329,405
*   Marisa Lojas SA                                           19,360     36,630
*   Mills Estruturas e Servicos de Engenharia SA              52,057     66,441
    Minerva SA                                                15,269     60,717
    MRV Engenharia e Participacoes SA                        159,837    734,512
    Multiplan Empreendimentos Imobiliarios SA                 12,078    278,406
    Multiplus SA                                              16,000    204,159
    Natura Cosmeticos SA                                      40,447    324,915
    Odontoprev SA                                             87,163    363,651
*   Paranapanema SA                                           51,280     26,640
*   Petroleo Brasileiro SA                                   321,106  1,421,028
*   Petroleo Brasileiro SA Sponsored ADR                      19,287    169,918
    Porto Seguro SA                                           41,477    418,980

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BRAZIL -- (Continued)
    Portobello SA                                            38,500 $    46,792
*   Profarma Distribuidora de Produtos Farmaceuticos SA       3,300       8,350
    Qualicorp SA                                            131,426   1,382,389
    Raia Drogasil SA                                         35,950     795,469
*   Restoque Comercio e Confeccoes de Roupas SA               4,268      50,641
*   Rodobens Negocios Imobiliarios SA                         6,300      11,091
*   Rumo SA                                                 172,716     572,703
*   Santos Brasil Participacoes SA                           89,250      60,676
    Sao Martinho SA                                          48,000     270,297
    Ser Educacional SA                                       14,900     122,273
    SLC Agricola SA                                          34,600     241,441
    Smiles SA                                                20,247     422,620
    Sonae Sierra Brasil SA                                    5,937      37,964
*   Springs Global Participacoes SA                          12,600      41,376
    Sul America SA                                           99,110     557,788
    T4F Entretenimento SA                                     5,200      10,422
*   Tecnisa SA                                               56,621      42,488
    Telefonica Brasil SA ADR                                 12,260     182,429
    Tim Participacoes SA                                     78,821     268,942
    Tim Participacoes SA ADR                                  6,220     104,931
    Totvs SA                                                 36,982     355,782
*   TPI - Triunfo Participacoes e Investimentos SA           16,900      21,895
    Transmissora Alianca de Energia Eletrica SA              66,833     497,655
    Tupy SA                                                  12,500      59,326
    Ultrapar Participacoes SA                                 2,500      59,326
#   Ultrapar Participacoes SA Sponsored ADR                  28,612     677,246
*   Usinas Siderurgicas de Minas Gerais SA                   23,560      78,499
    Vale SA                                                 181,082   1,817,585
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                           34,312     185,625
    Via Varejo SA                                            74,100     341,943
    WEG SA                                                   43,743     265,683
    Wiz Solucoes e Corretagem de Seguros SA                  16,500     104,767
                                                                    -----------
TOTAL BRAZIL                                                         42,979,066
                                                                    -----------
CANADA -- (6.1%)
*   5N Plus, Inc.                                            20,100      50,139
    Absolute Software Corp.                                  14,380      91,695
    Acadian Timber Corp.                                        953      14,065
*   Advantage Oil & Gas, Ltd.                                79,861     548,954
    Aecon Group, Inc.                                        26,073     314,946
    Ag Growth International, Inc.                             2,000      89,753
    AGF Management, Ltd. Class B                             37,928     227,857
    Agnico Eagle Mines, Ltd.(008474108)                       4,456     208,140
    Agnico Eagle Mines, Ltd.(2009823)                        20,230     944,549
    Agrium, Inc.(2213538)                                    10,637   1,064,425
    Agrium, Inc.(008916108)                                   9,921     993,092
    AGT Food & Ingredients, Inc.                             11,918     243,092
    Aimia, Inc.                                              27,130      31,553
*   Air Canada                                               15,333     243,877
    AirBoss of America Corp.                                 10,693     113,641
*   Alacer Gold Corp.                                       122,202     203,874
    Alamos Gold, Inc. Class A(011532108)                     40,526     287,329

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Alamos Gold, Inc. Class A(BZ3DNP6)                        85,374 $  604,654
    Alaris Royalty Corp.                                      13,848    250,358
#*  Alexco Resource Corp.                                     33,113     45,151
    Algoma Central Corp.                                       3,600     35,228
    Algonquin Power & Utilities Corp.                         58,426    624,679
    Alimentation Couche-Tard, Inc. Class B                    32,955  1,562,703
*   Alio Gold, Inc.                                           11,445     48,101
    AltaGas, Ltd.                                             27,892    649,229
    Alterra Power Corp.                                        2,071      9,948
    Altus Group, Ltd.                                         11,055    226,642
*   Amaya, Inc.(02314M108)                                    17,085    302,405
*   Amaya, Inc.(BT8J595)                                      17,397    308,520
*   Americas Silver Corp.                                     11,652     37,290
    Andrew Peller, Ltd. Class A                               11,100     98,825
    ARC Resources, Ltd.                                       54,027    744,916
*   Argonaut Gold, Inc.                                       72,341    127,072
    Atco, Ltd. Class I                                        12,000    446,697
*   Athabasca Oil Corp.                                      182,955    152,615
*   ATS Automation Tooling Systems, Inc.                      29,357    315,527
*   AuRico Metals, Inc.(05157J108)                            13,553     12,902
*   AuRico Metals, Inc.(BYR52G5)                              29,187     27,624
    AutoCanada, Inc.                                          12,710    204,706
*   Avigilon Corp.                                            10,738    122,129
*   B2Gold Corp.                                             375,341    942,304
    Badger Daylighting, Ltd.                                   7,590    161,206
    Bank of Montreal(2076009)                                 53,984  4,094,427
    Bank of Montreal(063671101)                               37,601  2,852,788
    Bank of Nova Scotia (The)(2076281)                        46,481  2,895,672
    Bank of Nova Scotia (The)(064149107)                      53,768  3,350,284
    Barrick Gold Corp.                                        60,434  1,021,939
#*  Baytex Energy Corp.(B4VGVM3)                              70,319    197,406
#*  Baytex Energy Corp.(07317Q105)                            22,889     63,860
    BCE, Inc.                                                 18,344    861,026
*   Bellatrix Exploration, Ltd.(078314507)                     1,785      4,445
#*  Bellatrix Exploration, Ltd.(BF237Z5)                      21,090     52,778
    Birchcliff Energy, Ltd.                                   90,731    443,921
    Bird Construction, Inc.                                   11,216     76,198
    Black Diamond Group, Ltd.                                 22,216     47,399
*   BlackBerry, Ltd.(09228F103)                               44,454    416,979
*   BlackBerry, Ltd.(BCBHZ31)                                 33,125    310,593
*   BlackPearl Resources, Inc.                                67,251     53,402
*   Bombardier, Inc. Class A                                  28,590     58,476
*   Bombardier, Inc. Class B                                 274,700    553,036
    Bonavista Energy Corp.                                    98,102    246,288
    Bonterra Energy Corp.                                     13,150    177,197
    Boralex, Inc. Class A                                     28,800    514,438
    Brookfield Asset Management, Inc. Class A                 21,550    838,147
    BRP, Inc.                                                  7,648    245,067
    CAE, Inc.(2162760)                                        26,952    456,784
    CAE, Inc.(124765108)                                       5,994    101,718
*   Calfrac Well Services, Ltd.                               52,372    141,983
    Calian Group, Ltd.                                         2,400     53,862
    Callidus Capital Corp.                                     5,800     70,665

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Cameco Corp.(13321L108)                                    7,699 $   78,915
    Cameco Corp.(2166160)                                     83,684    857,144
    Canaccord Genuity Group, Inc.                             56,815    285,728
#*  Canacol Energy, Ltd.                                      60,048    216,255
    Canadian Imperial Bank of Commerce(136069101)              2,936    254,962
    Canadian Imperial Bank of Commerce(2170525)               22,603  1,961,978
    Canadian National Railway Co.(2180632)                    13,000  1,027,279
    Canadian National Railway Co.(136375102)                   5,736    453,259
    Canadian Natural Resources, Ltd.(136385101)               84,975  2,600,235
    Canadian Natural Resources, Ltd.(2171573)                 11,320    346,205
    Canadian Pacific Railway, Ltd.                             9,072  1,420,304
    Canadian Tire Corp., Ltd. Class A                         12,043  1,374,646
    Canadian Utilities, Ltd. Class A                          18,114    574,912
    Canadian Western Bank                                     48,020  1,078,452
*   Canfor Corp.                                              37,704    632,659
    Canfor Pulp Products, Inc.                                15,606    147,830
    CanWel Building Materials Group, Ltd.                     12,100     59,687
    Capital Power Corp.                                       21,645    427,258
*   Capstone Mining Corp.                                    149,688    144,075
    Cara Operations, Ltd.                                      2,300     43,260
    Cascades, Inc.                                            31,287    385,708
    CCL Industries, Inc. Class B                              28,675  1,374,698
*   Celestica, Inc.(2263362)                                   3,800     45,170
*   Celestica, Inc.(15101Q108)                                48,586    577,688
    Cenovus Energy, Inc.                                     113,233    952,290
    Centerra Gold, Inc.                                      101,954    543,811
*   Cequence Energy, Ltd.                                     42,205      5,924
    Cervus Equipment Corp.                                     3,004     29,468
    CES Energy Solutions Corp.                                25,217    128,841
*   CGI Group, Inc. Class A                                   27,460  1,449,923
    Chesswood Group, Ltd.                                      3,200     34,727
*   China Gold International Resources Corp., Ltd.           125,324    190,989
    CI Financial Corp.                                        30,766    670,226
    Cineplex, Inc.                                            17,123    675,306
    Clearwater Seafoods, Inc.                                  5,700     50,931
    Cogeco Communications, Inc.                                9,623    672,279
    Cogeco, Inc.                                              18,126  1,110,458
*   Colabor Group, Inc.                                       13,000      8,655
    Colliers International Group, Inc.(194693107)              5,284    284,543
    Colliers International Group, Inc.(BYL7SB4)                2,800    150,808
    Computer Modelling Group, Ltd.                            21,224    161,212
    Cona Resources, Ltd.                                      11,822     28,921
    Constellation Software, Inc.                               2,091  1,126,465
#*  Copper Mountain Mining Corp.                              81,321     65,226
    Corby Spirit and Wine, Ltd.                                1,600     28,233
*   Corridor Resources, Inc.                                  15,700      7,052
    Corus Entertainment, Inc. Class B                         48,825    542,000
    Cott Corp.(22163N106)                                     27,076    420,761
    Cott Corp.(2228952)                                       44,999    698,400
    Crescent Point Energy Corp.(B67C8W8)                      21,400    168,213
    Crescent Point Energy Corp.(22576C101)                    46,828    367,600
*   Crew Energy, Inc.                                         65,575    213,543
*   CRH Medical Corp.                                         16,065     52,702

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#*  Delphi Energy Corp.                                       90,700 $   89,481
#*  Denison Mines Corp.                                      145,885     76,058
*   Descartes Systems Group, Inc. (The)                        9,700    243,366
*   Detour Gold Corp.                                         69,263    871,100
    DHX Media, Ltd.(BRF12P5)                                  19,772    103,082
    DHX Media, Ltd.(BRF12N3)                                  23,751    123,637
*   DIRTT Environmental Solutions                             10,600     50,503
    Dollarama, Inc.                                           13,114  1,281,895
    Dominion Diamond Corp.(B95LX89)                           20,000    281,372
    Dominion Diamond Corp.(257287102)                         16,248    228,772
    Dorel Industries, Inc. Class B                            13,250    350,074
*   Dundee Precious Metals, Inc.                              63,220    133,362
    E-L Financial Corp., Ltd.                                    184    124,265
    ECN Capital Corp.                                         39,200    124,509
    Eldorado Gold Corp.(284902103)                            22,591     47,893
    Eldorado Gold Corp.(2307873)                             278,188    589,065
    Element Fleet Management Corp.                           160,123  1,212,401
    Emera, Inc.                                                5,459    203,166
    Empire Co., Ltd. Class A                                  74,904  1,217,209
    Enbridge Income Fund Holdings, Inc.                       26,103    670,816
    Enbridge, Inc.(2466149)                                   17,357    719,478
    Enbridge, Inc.(29250N105)                                 16,867    699,306
    Encana Corp.(2793193)                                     14,551    146,473
    Encana Corp.(292505104)                                   77,786    782,527
*   Endeavour Mining Corp.                                    21,819    415,474
*   Endeavour Silver Corp.                                     4,372     13,255
    Enercare, Inc.                                            36,044    605,383
    Enerflex, Ltd.                                            36,495    504,651
*   Energy Fuels, Inc.                                        20,600     36,681
    Enerplus Corp.(292766102)                                 42,278    381,348
    Enerplus Corp.(B584T89)                                   67,300    607,279
    Enghouse Systems, Ltd.                                     4,522    193,792
    Ensign Energy Services, Inc.                              63,220    338,221
*   Epsilon Energy, Ltd.                                      17,760     44,943
    Equitable Group, Inc.                                      5,200    228,479
*   Essential Energy Services Trust                           38,149     18,359
    Evertz Technologies, Ltd.                                  8,165    116,245
    Exchange Income Corp.                                      8,657    200,255
    Exco Technologies, Ltd.                                   23,540    209,202
*   EXFO, Inc.                                                    33        136
    Extendicare, Inc.                                         20,535    156,308
    Fairfax Financial Holdings, Ltd.                           3,277  1,562,630
    Fiera Capital Corp.                                       10,800    124,740
    Finning International, Inc.                               55,369  1,114,264
    First Capital Realty, Inc.                                22,500    368,157
*   First Majestic Silver Corp.                               40,384    332,336
#   First National Financial Corp.                             3,400     68,177
    First Quantum Minerals, Ltd.                             155,578  1,719,559
    FirstService Corp.(33767E103)                              5,607    361,315
    FirstService Corp.(BYL7ZF7)                                2,200    141,785
    Fortis, Inc.                                              14,829    540,707
*   Fortress Paper, Ltd. Class A                               1,649      8,048
*   Fortuna Silver Mines, Inc.                                54,140    270,537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Franco-Nevada Corp.                                        3,505 $  253,972
    Gamehost, Inc.                                             6,298     46,878
    Genesis Land Development Corp.                            12,700     36,977
    Genworth MI Canada, Inc.                                  25,974    757,710
    George Weston, Ltd.                                       11,061    966,058
    Gibson Energy, Inc.                                       32,631    424,785
    Gildan Activewear, Inc.                                   21,696    653,795
*   Glacier Media, Inc.                                        1,400        696
    Gluskin Sheff + Associates, Inc.                           8,975    122,162
*   GMP Capital, Inc.                                          9,669     23,266
    goeasy, Ltd.                                               5,367    120,233
    Goldcorp, Inc.(380956409)                                101,936  1,338,420
    Goldcorp, Inc.(2676302)                                   17,818    233,953
#*  Golden Star Resources, Ltd.                               95,063     64,811
*   Gran Tierra Energy, Inc.(38500T101)                          444      1,048
*   Gran Tierra Energy, Inc.(B2PPCS5)                        167,248    393,051
    Granite Oil Corp.                                         19,930     74,012
*   Great Canadian Gaming Corp.                               16,200    315,229
*   Great Panther Silver, Ltd.                                18,200     23,649
    Great-West Lifeco, Inc.                                   15,500    442,342
*   Heroux-Devtek, Inc.                                        8,391     89,311
    High Liner Foods, Inc.                                    12,787    173,844
*   HNZ Group, Inc.                                              700      7,962
    Home Capital Group, Inc.                                  30,339    335,816
    Horizon North Logistics, Inc.                             56,814     60,152
    HudBay Minerals, Inc.(B05BQ98)                            37,299    290,932
    HudBay Minerals, Inc.(B05BDX1)                            71,632    556,164
    Hudson's Bay Co.                                          33,828    289,509
*   Husky Energy, Inc.                                        58,320    675,004
    Hydro One, Ltd.                                            4,500     80,706
*   IAMGOLD Corp.(450913108)                                  35,221    190,193
*   IAMGOLD Corp.(2446646)                                   156,060    842,417
    IGM Financial, Inc.                                        8,283    278,769
*   Imperial Metals Corp.                                      9,500     29,108
    Imperial Oil, Ltd.                                        19,697    564,122
    Imvescor Restaurant Group, Inc.                            3,900     10,792
*   Indigo Books & Music, Inc.                                 1,800     22,450
    Industrial Alliance Insurance & Financial Services, Inc.  33,201  1,540,281
    Information Services Corp.                                 2,900     43,520
    Innergex Renewable Energy, Inc.                           23,110    271,185
    Intact Financial Corp.                                     7,700    598,151
    Inter Pipeline, Ltd.                                      21,409    422,771
*   Interfor Corp.                                            33,168    516,375
    Intertape Polymer Group, Inc.                             19,270    371,412
    Jean Coutu Group PJC, Inc. (The) Class A                  19,200    320,013
    Just Energy Group, Inc.                                   28,226    151,459
    K-Bro Linen, Inc.                                          1,229     39,677
*   Kelt Exploration, Ltd.                                    64,047    343,674
    Keyera Corp.                                              22,144    691,983
*   Kinaxis, Inc.                                              3,025    194,566
*   Kinross Gold Corp.(496902404)                              7,412     30,537
*   Kinross Gold Corp.(B03Z841)                              517,750  2,134,538
    Kirkland Lake Gold, Ltd.                                  40,234    416,943

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Klondex Mines, Ltd.                                       57,163 $  182,023
    Lassonde Industries, Inc. Class A                            100     19,234
    Laurentian Bank of Canada                                 16,761    728,248
    Leon's Furniture, Ltd.                                     6,144     88,901
    Linamar Corp.                                             23,863  1,307,847
    Liquor Stores N.A., Ltd.                                  15,791    126,784
    Loblaw Cos., Ltd.                                         15,350    835,964
    Lucara Diamond Corp.                                     108,914    234,120
    Lundin Mining Corp.                                      215,994  1,554,013
    MacDonald Dettwiler & Associates, Ltd.                    11,645    660,452
    Magellan Aerospace Corp.                                   9,800    156,501
    Magna International, Inc.(2554475)                        56,734  2,705,758
    Magna International, Inc.(559222401)                         852     40,632
*   Mainstreet Equity Corp.                                    3,543    106,539
*   Major Drilling Group International, Inc.                  38,697    255,756
    Mandalay Resources Corp.                                 185,085     57,897
    Manulife Financial Corp.(2492519)                         70,641  1,455,032
    Manulife Financial Corp.(56501R106)                       85,648  1,766,062
    Maple Leaf Foods, Inc.                                    28,187    779,085
    Martinrea International, Inc.                             38,841    313,719
    Medical Facilities Corp.                                  13,342    139,547
#*  MEG Energy Corp.                                          92,277    378,952
    Methanex Corp.(2654416)                                   18,500    820,277
    Methanex Corp.(59151K108)                                  5,399    239,176
    Metro, Inc.                                               59,384  2,011,459
*   Mitel Networks Corp.                                      52,650    448,480
    Morguard Corp.                                               400     55,190
    Morneau Shepell, Inc.                                     21,396    354,727
    MTY Food Group, Inc.                                       4,300    162,308
    Mullen Group, Ltd.                                        36,338    465,173
    National Bank of Canada                                   63,491  2,859,450
    New Flyer Industries, Inc.                                11,365    463,351
*   New Gold, Inc.                                           206,119    689,405
*   Newalta Corp.                                             38,960     39,687
    Norbord, Inc.(65548P403)                                     457     16,205
    Norbord, Inc.(2641441)                                     8,762    310,997
    North American Energy Partners, Inc.                       8,600     36,214
    North West Co., Inc. (The)                                10,630    260,389
    Northland Power, Inc.                                     25,075    467,007
*   NuVista Energy, Ltd.                                      69,369    355,539
*   Obsidian Energy, Ltd.(674482104)                          26,052     30,741
*   Obsidian Energy, Ltd.(BDHLTZ4)                           201,044    237,044
    OceanaGold Corp.                                         288,175    788,191
    Onex Corp.                                                 9,400    753,282
    Open Text Corp.                                           18,400    615,424
    Osisko Gold Royalties, Ltd.                               45,003    577,898
*   Painted Pony Energy, Ltd.                                 41,052    149,819
    Pan American Silver Corp.(697900108)                      60,321  1,016,409
    Pan American Silver Corp.(2669272)                         9,100    153,279
*   Paramount Resources, Ltd. Class A                         23,588    378,013
*   Parex Resources, Inc.                                     31,286    384,943
    Parkland Fuel Corp.                                       18,622    399,550
    Pason Systems, Inc.                                       13,230    193,131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Pembina Pipeline Corp.(B4PT2P8)                            3,842 $  130,938
    Pembina Pipeline Corp.(B4PPQG5)                            7,992    272,527
#*  Pengrowth Energy Corp.                                   216,240    163,036
    Peyto Exploration & Development Corp.                     21,031    373,809
*   PHX Energy Services Corp.                                  8,919     14,737
    Pizza Pizza Royalty Corp.                                 10,074    135,505
    Potash Corp. of Saskatchewan, Inc.(2696980)               10,800    193,174
    Potash Corp. of Saskatchewan, Inc.(73755L107)             70,762  1,266,640
*   Precision Drilling Corp.(74022D308)                       24,082     70,319
*   Precision Drilling Corp.(B5YPLH9)                        100,961    293,145
    Premium Brands Holdings Corp.                              6,100    440,492
#*  Primero Mining Corp.                                      95,860     34,599
*   Pulse Seismic, Inc.                                       22,820     46,857
    Pure Technologies, Ltd.                                    5,300     21,383
    Quarterhill, Inc.                                         57,968     83,227
    Quebecor, Inc. Class B                                    19,400    672,367
*   Questerre Energy Corp. Class A                            32,700     19,409
*   Raging River Exploration, Inc.                            32,866    210,625
    Reitmans Canada, Ltd. Class A                             19,404     71,126
    Restaurant Brands International, Inc.                      6,600    393,221
    Richelieu Hardware, Ltd.                                  11,004    287,115
*   Richmont Mines, Inc.(2752826)                              8,700     72,503
*   Richmont Mines, Inc.(76547T106)                            1,600     13,360
    Ritchie Bros Auctioneers, Inc.(2345390)                    7,600    214,574
    Ritchie Bros Auctioneers, Inc.(767744105)                  4,495    126,894
*   RMP Energy, Inc.                                          82,801     39,848
    Rocky Mountain Dealerships, Inc.                           3,991     32,299
    Rogers Communications, Inc. Class B(2169051)               4,600    239,196
    Rogers Communications, Inc. Class B(775109200)             5,774    300,248
    Rogers Sugar, Inc.                                        49,881    256,457
    Royal Bank of Canada(2754383)                             55,774  4,160,850
    Royal Bank of Canada(780087102)                           69,446  5,177,894
    Russel Metals, Inc.                                       20,051    401,100
*   Sandstorm Gold, Ltd.                                      59,244    244,246
    Sandvine Corp.                                            68,300    239,947
    Saputo, Inc.                                              15,040    509,798
    Secure Energy Services, Inc.                              64,000    483,561
*   SEMAFO, Inc.                                             114,114    275,503
*   Seven Generations Energy, Ltd. Class A                     6,665    115,846
    Shaw Communications, Inc. Class B(2801836)                10,510    234,015
    Shaw Communications, Inc. Class B(82028K200)              26,776    596,302
    ShawCor, Ltd.                                             14,898    333,868
*   Sherritt International Corp.                             155,603    107,334
*   Shopify, Inc. Class A                                        699     64,567
    Sienna Senior Living, Inc.                                 9,509    131,109
*   Sierra Wireless, Inc.(2418968)                             7,200    212,001
*   Sierra Wireless, Inc.(826516106)                           6,567    193,727
*   Silver Standard Resources, Inc.(82823L106)                 8,887     86,471
*   Silver Standard Resources, Inc.(2218458)                  43,063    418,622
    SNC-Lavalin Group, Inc.                                   18,381    809,545
*   Solium Capital, Inc.                                       6,223     48,366
*   Spartan Energy Corp.                                      24,971    127,985
    Sprott, Inc.                                              93,500    171,739

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Stantec, Inc.(2854238)                                    16,542 $  420,864
    Stantec, Inc.(85472N109)                                   2,216     56,508
    Stella-Jones, Inc.                                         6,606    231,177
*   Strad Energy Services, Ltd.                                  100        111
    Stuart Olson, Inc.                                         1,740      7,425
    Student Transportation, Inc.                              38,096    224,283
    Sun Life Financial, Inc.(866796105)                       34,610  1,326,601
    Sun Life Financial, Inc.(2566124)                         15,000    574,855
    Suncor Energy, Inc.(B3NB1P2)                             111,613  3,640,906
    Suncor Energy, Inc.(867224107)                            80,311  2,619,745
*   SunOpta, Inc.(8676EP108)                                  22,701    215,660
*   SunOpta, Inc.(2817510)                                     4,800     45,815
    Superior Plus Corp.                                       56,105    491,861
    Surge Energy, Inc.                                       124,742    217,117
    Tahoe Resources, Inc.(B5B9KV1)                            25,669    140,415
    Tahoe Resources, Inc.(873868103)                          80,828    442,131
*   Taseko Mines, Ltd.                                        60,113     89,681
    Teck Resources, Ltd. Class A                                 600     13,432
    Teck Resources, Ltd. Class B(2879327)                     66,025  1,433,035
    Teck Resources, Ltd. Class B(878742204)                   85,546  1,855,493
    TELUS Corp.                                               24,664    890,812
*   Tembec, Inc.                                              44,264    161,186
*   Teranga Gold Corp.                                        31,635     80,942
    TFI International, Inc.                                   44,463  1,045,286
*   Theratechnologies, Inc.                                   16,597    103,835
    Thomson Reuters Corp.                                     24,281  1,112,047
    TMX Group, Ltd.                                           14,192    752,429
    TORC Oil & Gas, Ltd.                                      70,208    315,914
    Toromont Industries, Ltd.                                 15,859    588,821
    Toronto-Dominion Bank (The)(2897222)                      92,478  4,767,244
    Toronto-Dominion Bank (The)(891160509)                       934     48,138
    Torstar Corp. Class B                                     16,400     19,205
    Total Energy Services, Inc.                               15,999    155,278
*   Tourmaline Oil Corp.                                      47,450  1,052,341
    TransAlta Corp.(89346D107)                                33,238    217,709
    TransAlta Corp.(2901628)                                  79,421    517,901
    TransAlta Renewables, Inc.                                24,315    285,130
    TransCanada Corp.                                         35,530  1,815,329
    Transcontinental, Inc. Class A                            36,087    735,778
*   TransGlobe Energy Corp.(893662106)                         1,119      1,511
*   TransGlobe Energy Corp.(2470548)                          21,290     29,030
*   Trican Well Service, Ltd.                                148,510    434,780
*   Trilogy Energy Corp.                                      28,124    119,331
*   Trinidad Drilling, Ltd.                                  127,520    183,084
*   Trisura Group, Ltd.                                          121      2,491
*   Turquoise Hill Resources, Ltd.                           217,037    713,737
    Uni-Select, Inc.                                          22,152    517,043
*   Valeant Pharmaceuticals International, Inc.(91911K102)    46,231    760,962
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)      47,900    789,145
    Valener, Inc.                                             10,434    180,435
    Veresen, Inc.                                            103,747  1,515,326
    Vermilion Energy, Inc.(B607XS1)                            3,800    125,148
    Vermilion Energy, Inc.(923725105)                          9,898    326,238

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Wajax Corp.                                              8,029 $    151,017
    Waste Connections, Inc.                                 11,349      737,619
*   Wesdome Gold Mines, Ltd.                                63,960      126,201
    West Fraser Timber Co., Ltd.                            27,036    1,436,643
*   Western Energy Services Corp.                           27,766       32,070
    Western Forest Products, Inc.                          186,665      371,309
    Westshore Terminals Investment Corp.                    12,037      227,851
    Wheaton Precious Metals Corp.(962879102)                28,352      575,829
    Wheaton Precious Metals Corp.(BF13KN5)                   3,698       74,983
    Whitecap Resources, Inc.                               155,381    1,147,828
    Winpak, Ltd.                                             8,500      364,953
    WSP Global, Inc.                                        20,978      851,571
    Yamana Gold, Inc.(2219279)                             293,194      764,292
    Yamana Gold, Inc.(98462Y100)                             8,700       22,620
*   Yangarra Resources, Ltd.                                21,609       58,756
*   Yellow Pages, Ltd.                                       9,936       52,121
    ZCL Composites, Inc.                                     5,000       53,258
                                                                   ------------
TOTAL CANADA                                                        193,789,935
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA                                           423,830      157,487
    Aguas Andinas SA Class A                               422,238      266,414
    Banco de Chile ADR                                       1,584      135,374
    Banco de Credito e Inversiones                           7,432      448,523
    Banco Santander Chile                                1,227,899       87,058
    Banco Santander Chile ADR                                8,227      232,566
    Banmedica SA                                            41,516      101,019
    Besalco SA                                             128,114      130,127
    CAP SA                                                  44,356      467,595
    Cencosud SA                                            104,576      297,671
    Cia Cervecerias Unidas SA Sponsored ADR                 11,298      300,640
*   Cia Sud Americana de Vapores SA                      6,048,410      280,644
    Colbun SA                                              610,314      142,766
    Cristalerias de Chile SA                                 2,000       20,869
    Embotelladora Andina SA Class B ADR                      4,903      134,048
    Empresa Nacional de Telecomunicaciones SA               55,106      627,479
*   Empresas AquaChile SA                                   28,692       14,351
    Empresas CMPC SA                                       252,408      644,819
    Empresas COPEC SA                                       21,433      261,435
    Empresas Hites SA                                       30,027       34,658
*   Empresas La Polar SA                                   453,184       51,170
    Enel Americas SA                                       368,503       74,416
    Enel Americas SA ADR                                    59,761      597,610
    Enel Chile SA(BYMLZD6)                                 368,503       40,180
    Enel Chile SA(29278D105)                                47,492      259,781
    Enel Generacion Chile SA                                65,387       50,918
    Enel Generacion Chile SA ADR                             7,303      170,306
    Engie Energia Chile SA                                  99,395      216,445
    Forus SA                                                17,454       62,852
    Grupo Security SA                                      147,850       55,974
    Inversiones Aguas Metropolitanas SA                    200,457      350,142
    Inversiones La Construccion SA                           9,888      132,388
    Itau CorpBanca(45033E105)                                9,675      140,287

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Itau CorpBanca(BYT25P4)                              16,198,544 $   153,562
    Latam Airlines Group SA                                  17,661     207,489
#   Latam Airlines Group SA Sponsored ADR                    71,815     842,390
*   Masisa SA                                               787,592      58,785
    Molibdenos y Metales SA                                   1,797      18,930
    Multiexport Foods SA                                    121,382      39,509
    Parque Arauco SA                                        120,227     316,039
    PAZ Corp. SA                                             30,769      36,651
    Ripley Corp. SA                                         240,127     205,098
    SACI Falabella                                           18,297     169,040
    Salfacorp SA                                            151,840     200,260
    Sigdo Koppers SA                                         78,916     120,231
    Sociedad Matriz SAAM SA                                 345,944      36,975
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       5,679     233,464
    Socovesa SA                                             110,770      58,130
    Sonda SA                                                110,638     210,246
    Vina Concha y Toro SA                                   119,248     192,143
    Vina Concha y Toro SA Sponsored ADR                         800      25,160
                                                                    -----------
TOTAL CHILE                                                          10,112,114
                                                                    -----------
CHINA -- (6.6%)
*   21Vianet Group, Inc. ADR                                 29,993     133,769
#*  3SBio, Inc.                                              90,000     112,832
#*  500.com, Ltd. Class A ADR                                 7,244      85,986
*   51job, Inc. ADR                                           1,915      94,333
*   58.com, Inc. ADR                                         13,236     675,698
    AAC Technologies Holdings, Inc.                          93,500   1,256,047
#   Agile Group Holdings, Ltd.                              788,749     937,717
    Agricultural Bank of China, Ltd. Class H              2,792,000   1,302,307
    Air China, Ltd. Class H                                 404,000     364,355
    Ajisen China Holdings, Ltd.                             237,000     102,438
*   Alibaba Group Holding, Ltd. Sponsored ADR                18,326   2,839,614
#*  Alibaba Pictures Group, Ltd.                          2,180,000     368,246
*   Aluminum Corp. of China, Ltd. ADR                         4,650      73,470
#*  Aluminum Corp. of China, Ltd. Class H                   712,000     446,083
    AMVIG Holdings, Ltd.                                    130,000      37,798
#   Angang Steel Co., Ltd. Class H                          416,000     337,148
    Anhui Conch Cement Co., Ltd. Class H                    177,000     653,892
    Anhui Expressway Co., Ltd. Class H                      110,000      83,006
    Anta Sports Products, Ltd.                              200,000     685,662
#*  Anton Oilfield Services Group                           744,000      71,334
*   Anxin-China Holdings, Ltd.                              816,000       7,543
    Asia Cement China Holdings Corp.                        143,500      48,463
*   AVIC International Holding HK, Ltd.                     776,000      38,267
    AVIC International Holdings, Ltd. Class H               110,000      56,439
#   AviChina Industry & Technology Co., Ltd. Class H        776,000     475,467
#   BAIC Motor Corp., Ltd. Class H                          454,000     408,146
*   Baidu, Inc. Sponsored ADR                                 3,334     754,651
    Bank of China, Ltd. Class H                           6,209,800   3,054,057
    Bank of Chongqing Co., Ltd. Class H                     176,500     152,933
    Bank of Communications Co., Ltd. Class H                715,695     529,390
*   Baoye Group Co., Ltd. Class H                            87,040      67,479
#   BBMG Corp. Class H                                      606,000     305,067

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Beijing Capital International Airport Co., Ltd.
      Class H                                               506,000 $   796,354
    Beijing Capital Land, Ltd. Class H                      534,000     281,443
    Beijing Enterprises Holdings, Ltd.                      148,500     788,096
*   Beijing Enterprises Medical & Health Group, Ltd.        792,000      49,657
    Beijing Enterprises Water Group, Ltd.                   999,000     828,957
    Beijing Jingneng Clean Energy Co., Ltd. Class H         350,000     101,167
#   Beijing North Star Co., Ltd. Class H                    358,000     145,172
#*  Beijing Properties Holdings, Ltd.                       616,000      29,154
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                                64,000      42,159
#   BEP International Holdings, Ltd.                        930,000      24,482
#   Best Pacific International Holdings, Ltd.               186,000     101,640
*   Besunyen Holdings Co., Ltd.                             170,000      12,832
#*  Bitauto Holdings, Ltd. ADR                               13,092     413,707
    Bloomage Biotechnology Corp., Ltd.                       60,000     112,328
#*  Boer Power Holdings, Ltd.                               117,000      34,281
    Bosideng International Holdings, Ltd.                   296,000      26,128
    Brilliance China Automotive Holdings, Ltd.              392,000     991,767
#   Byd Co., Ltd. Class H                                    54,000     336,094
    BYD Electronic International Co., Ltd.                  361,500     911,898
*   C C Land Holdings, Ltd.                                 937,824     213,523
#*  C.banner International Holdings, Ltd.                   126,000      50,468
    Cabbeen Fashion, Ltd.                                    40,000      11,001
#   Canvest Environmental Protection Group Co., Ltd.        170,000      92,901
*   Capital Environment Holdings, Ltd.                      640,000      24,556
#*  CAR, Inc.                                               325,000     282,897
    Carrianna Group Holdings Co., Ltd.                       26,000       3,061
*   Central China Real Estate, Ltd.                         296,696      89,229
#   Central China Securities Co., Ltd. Class H              239,000     108,729
*   Century Sunshine Group Holdings, Ltd.                 1,055,000      36,507
#*  CGN Meiya Power Holdings Co., Ltd.                      540,000      78,068
    CGN Power Co., Ltd. Class H                             306,000      83,745
    Changshouhua Food Co., Ltd.                              87,000      43,394
*   Changyou.com, Ltd. ADR                                    1,794      75,940
    Chaowei Power Holdings, Ltd.                            321,000     181,891
*   Cheetah Mobile, Inc. ADR                                  4,738      52,308
*   Chigo Holding, Ltd.                                   1,272,000      15,955
    China Aerospace International Holdings, Ltd.            848,000     108,463
    China Agri-Industries Holdings, Ltd.                  1,073,700     480,632
#   China All Access Holdings, Ltd.                         160,000      47,098
*   China Animal Healthcare, Ltd.                            47,000       5,867
#   China Animation Characters Co., Ltd.                    230,000      91,568
    China Aoyuan Property Group, Ltd.                       541,000     231,677
    China BlueChemical, Ltd. Class H                        812,000     228,791
    China CITIC Bank Corp., Ltd. Class H                    826,000     535,403
#   China Coal Energy Co., Ltd. Class H                     743,000     366,759
    China Communications Construction Co., Ltd. Class H     498,000     663,277
    China Communications Services Corp., Ltd. Class H       852,000     462,780
#   China Conch Venture Holdings, Ltd.                      143,500     266,623
    China Construction Bank Corp. Class H                12,259,200  10,178,991
    China Datang Corp. Renewable Power Co., Ltd. Class H    559,000      66,490
*   China Daye Non-Ferrous Metals Mining, Ltd.            3,026,163      43,604
*   China Dynamics Holdings, Ltd.                         1,050,000      20,818
    China Eastern Airlines Corp., Ltd.                        2,373      65,613

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Eastern Airlines Corp., Ltd. Class H               222,000 $  122,334
#   China Electronics Corp. Holdings Co., Ltd.               122,000     17,616
    China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                   452,000     40,474
    China Energy Engineering Corp., Ltd. Class H              90,000     16,469
    China Everbright Bank Co., Ltd. Class H                  572,000    277,341
    China Everbright International, Ltd.                     309,000    402,940
    China Everbright Water, Ltd.                             127,600     46,119
#*  China Evergrande Group                                 2,598,000  7,225,522
*   China Fiber Optic Network System Group, Ltd.             521,599     17,530
    China Financial Services Holdings, Ltd.                  354,000     31,258
    China Foods, Ltd.                                        396,000    182,303
*   China Fordoo Holdings, Ltd.                               41,000     30,546
    China Galaxy Securities Co., Ltd. Class H                719,000    633,208
    China Gas Holdings, Ltd.                                 388,000    938,519
*   China Glass Holdings, Ltd.                               262,000     24,130
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A                                           172,000     46,488
#   China Greenland Broad Greenstate Group Co., Ltd.         356,000     89,420
#   China Hanking Holdings, Ltd.                             268,000     37,386
#*  China Harmony New Energy Auto Holding, Ltd.              326,500    157,298
*   China High Precision Automation Group, Ltd.              127,000      3,719
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                    80,000     86,378
#   China Hongqiao Group, Ltd.                               529,500    358,444
#   China Huishan Dairy Holdings Co., Ltd.                   682,000        682
*   China Huiyuan Juice Group, Ltd.                          368,500    114,563
    China International Capital Corp., Ltd. Class H           47,200     75,101
    China International Marine Containers Group Co., Ltd.
      Class H                                                126,800    265,025
*   China ITS Holdings Co., Ltd.                             291,000     22,347
    China Jinmao Holdings Group, Ltd.                      1,866,000    866,159
    China Lesso Group Holdings, Ltd.                         469,000    330,546
    China Life Insurance Co., Ltd. ADR                        11,032    175,188
    China Life Insurance Co., Ltd. Class H                    38,000    120,097
    China Lilang, Ltd.                                       208,000    139,477
    China Longyuan Power Group Corp., Ltd. Class H           413,000    302,042
#*  China LotSynergy Holdings, Ltd.                        1,980,000     37,491
#   China Maple Leaf Educational Systems, Ltd.               146,000    116,932
    China Medical System Holdings, Ltd.                      515,000    878,561
    China Mengniu Dairy Co., Ltd.                            322,000    626,678
    China Merchants Bank Co., Ltd. Class H                   450,701  1,479,894
    China Merchants Securities Co., Ltd. Class H              13,200     20,842
    China Minsheng Banking Corp., Ltd. Class H               672,600    675,969
    China Mobile, Ltd.                                       296,000  3,163,988
    China Mobile, Ltd. Sponsored ADR                          73,952  3,951,255
#   China Molybdenum Co., Ltd. Class H                       228,000    123,900
    China National Building Material Co., Ltd. Class H     1,370,000    835,742
    China National Materials Co., Ltd. Class H               644,000    261,046
*   China New Town Development Co., Ltd.                   1,093,883     47,611
    China NT Pharma Group Co., Ltd.                           62,500     13,587
#*  China Ocean Resources Co., Ltd.                           46,612     31,240
*   China Oceanwide Holdings, Ltd.                           350,000     30,894
    China Oil & Gas Group, Ltd.                            2,084,000    143,962
#   China Oilfield Services, Ltd. Class H                    426,000    362,951
    China Overseas Grand Oceans Group, Ltd.                  458,250    268,582
    China Overseas Land & Investment, Ltd.                   842,827  2,855,319

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   China Overseas Property Holdings, Ltd.                   774,275 $  140,623
    China Pacific Insurance Group Co., Ltd. Class H          118,600    522,575
    China Packaging Holdings Development, Ltd.                55,000     14,706
    China Petroleum & Chemical Corp. ADR                      12,059    918,737
    China Petroleum & Chemical Corp. Class H               2,703,400  2,049,360
    China Pioneer Pharma Holdings, Ltd.                      209,000     67,718
    China Power Clean Energy Development Co., Ltd.            96,000     59,663
    China Power International Development, Ltd.              925,000    317,070
*   China Properties Group, Ltd.                             173,000     43,573
    China Railway Construction Corp., Ltd. Class H           362,000    477,769
    China Railway Group, Ltd. Class H                        436,000    346,463
    China Railway Signal & Communication Corp., Ltd.
      Class H                                                373,000    291,471
    China Reinsurance Group Corp. Class H                    582,000    136,241
    China Resources Beer Holdings Co., Ltd.                  380,962    961,966
    China Resources Cement Holdings, Ltd.                    852,610    507,187
#   China Resources Gas Group, Ltd.                          248,000    939,214
    China Resources Land, Ltd.                               630,444  2,023,036
#   China Resources Phoenix Healthcare Holdings Co., Ltd.     85,500    107,961
    China Resources Power Holdings Co., Ltd.                 236,678    450,665
#*  China Ruifeng Renewable Energy Holdings, Ltd.            300,000     26,470
    China Sanjiang Fine Chemicals Co., Ltd.                  185,000     58,404
    China SCE Property Holdings, Ltd.                        664,600    324,960
#*  China Shengmu Organic Milk, Ltd.                         579,000    106,694
    China Shenhua Energy Co., Ltd. Class H                   411,616  1,023,862
    China Shineway Pharmaceutical Group, Ltd.                 92,000     92,026
#   China Silver Group, Ltd.                                 284,000     52,341
#   China Singyes Solar Technologies Holdings, Ltd.          249,600     94,787
#   China South City Holdings, Ltd.                        1,408,000    306,170
    China Southern Airlines Co., Ltd. Class H                594,000    452,131
    China Southern Airlines Co., Ltd. Sponsored ADR            3,231    123,198
    China Starch Holdings, Ltd.                              580,000     17,435
    China State Construction International Holdings, Ltd.    703,600  1,135,188
    China Suntien Green Energy Corp., Ltd. Class H           485,000    102,403
*   China Taifeng Beddings Holdings, Ltd.                     44,000      1,141
    China Taiping Insurance Holdings Co., Ltd.               422,306  1,268,090
    China Telecom Corp., Ltd. ADR                              3,368    160,889
    China Telecom Corp., Ltd. Class H                        254,000    120,734
    China Tian Lun Gas Holdings, Ltd.                         58,500     35,732
    China Traditional Chinese Medicine Holdings Co., Ltd.    552,000    292,933
#   China Travel International Investment Hong Kong, Ltd.  1,274,000    378,326
*   China Unicom Hong Kong, Ltd.                             932,000  1,350,767
*   China Unicom Hong Kong, Ltd. ADR                          88,795  1,294,631
    China Vanke Co., Ltd. Class H                            261,700    771,081
    China Vast Industrial Urban Development Co., Ltd.         45,000     17,901
    China Water Affairs Group, Ltd.                          310,000    169,023
#*  China Water Industry Group, Ltd.                         200,000     43,505
*   China Yurun Food Group, Ltd.                           1,186,000    153,294
    China ZhengTong Auto Services Holdings, Ltd.             492,500    485,846
#   China Zhongwang Holdings, Ltd.                           759,600    377,985
#   Chinasoft International, Ltd.                            420,000    230,152
*   Chinese People Holdings Co., Ltd.                        452,587      5,206
    Chongqing Machinery & Electric Co., Ltd. Class H         499,925     64,560
    Chongqing Rural Commercial Bank Co., Ltd. Class H      1,141,000    840,698

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                    49,000 $    6,393
    Chu Kong Shipping Enterprise Group Co., Ltd.             180,000     44,429
    CIFI Holdings Group Co., Ltd.                          1,150,000    654,379
#*  CIMC Enric Holdings, Ltd.                                180,000    128,825
*   CITIC Dameng Holdings, Ltd.                              361,000     21,469
    CITIC Resources Holdings, Ltd.                           994,000    111,866
    CITIC Securities Co., Ltd. Class H                       185,500    376,092
    CITIC, Ltd.                                            1,005,000  1,526,977
#   Citychamp Watch & Jewellery Group, Ltd.                  450,000     97,268
    Clear Media, Ltd.                                         29,000     34,170
    CNOOC, Ltd.                                              862,000    964,806
    CNOOC, Ltd. Sponsored ADR                                 21,163  2,379,779
*   Coastal Greenland, Ltd.                                  123,000      3,647
#*  Cogobuy Group                                             98,000     58,355
#   Colour Life Services Group Co., Ltd.                     161,000    113,788
    Comba Telecom Systems Holdings, Ltd.                     607,429     83,237
*   Comtec Solar Systems Group, Ltd.                         208,000      7,593
    Concord New Energy Group, Ltd.                         2,600,000    111,346
    Consun Pharmaceutical Group, Ltd.                        198,000    160,438
#*  Coolpad Group, Ltd.                                    1,779,600    124,572
*   COSCO SHIPPING Development Co., Ltd. Class H             681,000    161,122
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H   509,752    286,733
*   COSCO SHIPPING Holdings Co., Ltd. Class H                452,500    280,638
    COSCO SHIPPING Ports, Ltd.                               649,428    794,370
*   Coslight Technology International Group Co., Ltd.        130,000     58,396
#   Cosmo Lady China Holdings Co., Ltd.                      275,000    102,695
    Country Garden Holdings Co., Ltd.                      2,179,786  3,043,306
    CP Pokphand Co., Ltd.                                  3,058,000    285,646
    CPMC Holdings, Ltd.                                      173,000     85,633
    CRRC Corp., Ltd. Class H                                 247,000    220,488
    CSPC Pharmaceutical Group, Ltd.                          992,000  1,545,859
#   CT Environmental Group, Ltd.                           1,184,000    211,998
*   Ctrip.com International, Ltd. ADR                         11,145    665,691
    Da Ming International Holdings, Ltd.                      42,000     17,624
*   DaChan Food Asia, Ltd.                                   128,000     11,144
    Dah Chong Hong Holdings, Ltd.                            376,000    193,406
#   Dali Foods Group Co., Ltd.                               502,000    302,651
#   Dalian Port PDA Co., Ltd. Class H                        584,200    106,871
*   Daphne International Holdings, Ltd.                      350,000     31,360
*   Datang International Power Generation Co., Ltd.
      Class H                                                506,000    172,162
    Dawnrays Pharmaceutical Holdings, Ltd.                   188,000    113,099
*   DBA Telecommunication Asia Holdings, Ltd.                 72,000        605
*   Differ Group Holding Co., Ltd.                           342,000     25,382
#*  Digital China Holdings, Ltd.                             243,000    159,493
#*  Dongfang Electric Corp., Ltd. Class H                    147,000    156,175
    Dongfeng Motor Group Co., Ltd. Class H                   756,000    925,313
    Dongjiang Environmental Co., Ltd. Class H                 62,600     89,886
    Dongyue Group, Ltd.                                      421,000    196,195
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                 55,000     27,157
#*  Dynasty Fine Wines Group, Ltd.                           114,000      3,941
*   eHi Car Services, Ltd. Sponsored ADR                       2,373     22,496
    ENN Energy Holdings, Ltd.                                 98,000    665,306
    EVA Precision Industrial Holdings, Ltd.                  396,000     56,228

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Everbright Securities Co., Ltd. Class H                   23,400 $   31,729
    Fantasia Holdings Group Co., Ltd.                        816,000    118,970
    Far East Horizon, Ltd.                                   607,000    517,145
#   First Tractor Co., Ltd. Class H                          138,000     65,643
#   Fosun International, Ltd.                                412,892    625,193
*   Freetech Road Recycling Technology Holdings, Ltd.         84,000      6,990
    Fu Shou Yuan International Group, Ltd.                   391,000    240,620
    Fufeng Group, Ltd.                                       470,600    287,567
#*  Fuguiniao Co., Ltd. Class H                               53,000      4,936
#   Fullshare Holdings, Ltd.                                 992,500    396,401
#   Future Land Development Holdings, Ltd.                   752,000    312,732
    Fuyao Glass Industry Group Co., Ltd. Class H              65,200    221,933
#*  GCL-Poly Energy Holdings, Ltd.                         5,031,000    534,018
    Geely Automobile Holdings, Ltd.                        2,045,000  4,722,168
#   Genscript Biotech Corp.                                   70,000     37,414
    GF Securities Co., Ltd. Class H                           67,000    134,972
*   Glorious Property Holdings, Ltd.                       1,360,000    153,129
    Goldbond Group Holdings, Ltd.                            330,000      7,462
#   Golden Eagle Retail Group, Ltd.                          197,000    254,852
    Golden Throat Holdings Group Co., Ltd.                    46,000     15,844
    Goldlion Holdings, Ltd.                                  162,000     70,697
    Goldpac Group, Ltd.                                       69,000     22,774
#   GOME Electrical Appliances Holding, Ltd.               4,609,060    554,270
#*  Grand Baoxin Auto Group, Ltd.                             82,881     42,152
#   Great Wall Motor Co., Ltd. Class H                       645,500    826,735
    Greatview Aseptic Packaging Co., Ltd.                    449,000    258,553
    Greenland Hong Kong Holdings, Ltd.                       300,000    111,182
#   Greentown China Holdings, Ltd.                           325,500    417,949
    Guangdong Investment, Ltd.                               346,000    486,905
    Guangdong Yueyun Transportation Co., Ltd. Class H         91,000     59,399
    Guangshen Railway Co., Ltd. Class H                       46,000     23,667
    Guangshen Railway Co., Ltd. Sponsored ADR                  6,099    157,110
    Guangzhou Automobile Group Co., Ltd. Class H              36,000     77,361
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                            28,000     73,790
    Guangzhou R&F Properties Co., Ltd. Class H               492,400    879,136
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                236,000     16,616
    Guolian Securities Co., Ltd. Class H                     124,000     62,621
*   Haichang Ocean Park Holdings, Ltd.                       265,000     57,325
    Haier Electronics Group Co., Ltd.                        191,000    491,821
    Haitian International Holdings, Ltd.                     239,000    684,673
    Haitong Securities Co., Ltd. Class H                     247,200    393,698
*   Hanergy Thin Film Power Group, Ltd.                      710,000      3,561
    Harbin Electric Co., Ltd. Class H                        326,236    179,377
    Harmonicare Medical Holdings, Ltd.                        74,000     33,050
#*  Health and Happiness H&H International Holdings, Ltd.     95,500    308,364
    Hengan International Group Co., Ltd.                     171,500  1,307,711
*   Hengdeli Holdings, Ltd.                                1,021,400    103,210
*   Hengshi Mining Investments, Ltd.                          59,000     16,305
*   Hi Sun Technology China, Ltd.                            510,000     93,829
#   Hilong Holding, Ltd.                                     651,000    111,392
    Hisense Kelon Electrical Holdings Co., Ltd. Class H       97,000    138,660
    HKC Holdings, Ltd.                                        49,739     38,774
*   HNA Holding Group Co., Ltd.                            1,383,200     49,564

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    HNA Infrastructure Co., Ltd. Class H                      20,000 $   16,188
*   HongDa Financial Holding, Ltd.                           600,000     16,965
*   Honghua Group, Ltd.                                    1,304,000    116,795
    Honworld Group, Ltd.                                      29,500     14,987
    Hopewell Highway Infrastructure, Ltd.                    186,475    114,544
    Hopson Development Holdings, Ltd.                        310,000    297,459
#   HOSA International, Ltd.                                 102,000     31,588
*   Hua Han Health Industry Holdings, Ltd.                 1,573,842     20,029
#   Huadian Fuxin Energy Corp., Ltd. Class H                 552,000    122,127
    Huadian Power International Corp., Ltd. Class H          274,000    115,650
    Huaneng Power International, Inc. Class H                142,000    100,095
    Huaneng Power International, Inc. Sponsored ADR            3,000     85,350
    Huaneng Renewables Corp., Ltd. Class H                 1,916,000    583,250
    Huatai Securities Co., Ltd. Class H                      148,200    297,354
    Huishang Bank Corp., Ltd. Class H                        266,000    129,425
#*  Hydoo International Holding, Ltd.                        146,000     16,818
#*  IMAX China Holding, Inc.                                  20,600     54,407
    Industrial & Commercial Bank of China, Ltd. Class H   10,068,460  7,035,407
    Inner Mongolia Yitai Coal Co., Ltd. Class H               21,900     22,362
*   JD.com, Inc. ADR                                          15,441    697,470
#   Jiangnan Group, Ltd.                                     762,000     57,516
    Jiangsu Expressway Co., Ltd. Class H                     158,000    229,238
    Jiangxi Copper Co., Ltd. Class H                         355,000    647,117
#*  JinkoSolar Holding Co., Ltd. ADR                          10,521    290,590
    Joy City Property, Ltd.                                  460,000     67,644
    Ju Teng International Holdings, Ltd.                     460,000    185,355
#   K Wah International Holdings, Ltd.                       414,294    248,978
*   Kai Yuan Holdings, Ltd.                                1,980,000     15,952
#*  Kaisa Group Holdings, Ltd.                               530,000    202,629
    Kangda International Environmental Co., Ltd.             285,000     56,138
*   Kasen International Holdings, Ltd.                       191,000     31,529
    Kingboard Chemical Holdings, Ltd.                        310,500  1,397,911
    Kingboard Laminates Holdings, Ltd.                       395,000    550,485
#*  Kingdee International Software Group Co., Ltd.           433,600    180,125
    Kingsoft Corp., Ltd.                                      85,000    223,595
*   Ko Yo Chemical Group, Ltd.                               688,000     11,642
#*  Koradior Holdings, Ltd.                                   76,000     67,045
#*  KuangChi Science, Ltd.                                   556,000    194,926
    Kunlun Energy Co., Ltd.                                1,490,000  1,485,347
    KWG Property Holding, Ltd.                               541,400    401,758
*   Labixiaoxin Snacks Group, Ltd.                           200,000     18,192
    Lai Fung Holdings, Ltd.                                1,378,000     42,297
    Le Saunda Holdings, Ltd.                                 138,600     26,447
    Lee & Man Chemical Co., Ltd.                              48,300     27,434
    Lee & Man Paper Manufacturing, Ltd.                      626,600    667,298
    Lee's Pharmaceutical Holdings, Ltd.                       77,000     60,950
    Legend Holdings Corp. Class H                             63,500    166,065
    Lenovo Group, Ltd.                                     3,360,000  2,078,318
    Leoch International Technology, Ltd.                      80,000     17,506
#*  Leyou Technologies Holdings, Ltd.                      1,140,000    278,595
*   Li Ning Co., Ltd.                                        149,500    117,761
#*  Lianhua Supermarket Holdings Co., Ltd. Class H           172,400     70,049
#*  Lifestyle China Group, Ltd.                              183,500     75,083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
*   Lifetech Scientific Corp.                                572,000 $  125,870
    Lisi Group Holdings, Ltd.                                390,000     30,929
    Livzon Pharmaceutical Group, Inc. Class H                 21,294    117,135
#   Logan Property Holdings Co., Ltd.                        390,000    338,002
    Longfor Properties Co., Ltd.                             575,500  1,444,274
    Lonking Holdings, Ltd.                                   936,000    305,135
    Luye Pharma Group, Ltd.                                  287,500    162,965
#   LVGEM China Real Estate Investment Co., Ltd.              48,000     13,148
#*  Maanshan Iron & Steel Co., Ltd. Class H                  550,000    266,362
    Maoye International Holdings, Ltd.                       445,000     44,969
    Metallurgical Corp. of China, Ltd. Class H               235,000     80,804
*   MIE Holdings Corp.                                       206,000     19,496
*   Mingfa Group International Co., Ltd.                     589,000     22,623
    Minmetals Land, Ltd.                                     482,000     62,275
    Minth Group, Ltd.                                        244,000  1,123,502
#*  MMG, Ltd.                                              1,160,000    516,020
    MOBI Development Co., Ltd.                               124,000     18,204
    Modern Land China Co., Ltd.                              304,000     57,161
#*  Munsun Capital Group, Ltd.                             3,702,000     42,651
#   Nan Hai Corp., Ltd.                                    5,900,000    200,088
#*  National Agricultural Holdings, Ltd.                     248,000     28,338
*   Nature Home Holding Co., Ltd.                             29,000      3,935
    NetEase, Inc. ADR                                          6,808  2,119,194
    New China Life Insurance Co., Ltd. Class H                32,700    210,747
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                            6,728    535,952
*   New World Department Store China, Ltd.                   223,000     56,740
    Nexteer Automotive Group, Ltd.                           394,000    678,809
    Nine Dragons Paper Holdings, Ltd.                        654,000    973,037
#*  Noah Holdings, Ltd. ADR                                    8,637    276,211
#*  North Mining Shares Co., Ltd.                          6,050,000    108,366
*   NQ Mobile, Inc. Class A ADR                               14,252     48,742
    NVC Lighting Holdings, Ltd.                              320,000     35,601
#*  O-Net Technologies Group, Ltd.                            52,000     33,554
#*  Ourgame International Holdings, Ltd.                      62,000     15,936
    Overseas Chinese Town Asia Holdings, Ltd.                104,000     50,432
#*  Ozner Water International Holding, Ltd.                  175,000     44,071
#   Pacific Online, Ltd.                                     210,000     39,233
#*  Panda Green Energy Group, Ltd.                           908,000    120,899
#   Parkson Retail Group, Ltd.                               605,000     97,452
#   PAX Global Technology, Ltd.                              417,000    276,522
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                              1,181,000    549,596
    PetroChina Co., Ltd. ADR                                   9,000    581,490
    PetroChina Co., Ltd. Class H                           1,806,000  1,161,907
*   Phoenix New Media, Ltd. ADR                                3,698      9,948
    Phoenix Satellite Television Holdings, Ltd.              256,000     37,989
    PICC Property & Casualty Co., Ltd. Class H               980,502  1,824,084
    Ping An Insurance Group Co. of China, Ltd. Class H       698,000  5,166,675
    Poly Culture Group Corp., Ltd. Class H                    17,200     38,527
*   Poly Property Group Co., Ltd.                            958,000    502,366
#   Pou Sheng International Holdings, Ltd.                   687,000    136,178
    Powerlong Real Estate Holdings, Ltd.                     631,000    294,678
*   Prosperity International Holdings HK, Ltd.             1,680,000     24,248
*   PW Medtech Group, Ltd.                                   219,000     49,911

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   Q Technology Group Co., Ltd.                             138,000 $  148,617
    Qingdao Port International Co., Ltd. Class H             183,000    103,550
*   Qinhuangdao Port Co., Ltd. Class H                       206,000     65,323
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                   8,400      2,461
*   Qunxing Paper Holdings Co., Ltd.                         147,174      7,122
*   Real Gold Mining, Ltd.                                    19,000        640
    Red Star Macalline Group Corp., Ltd. Class H              62,000     64,358
#*  Redco Properties Group, Ltd.                             304,000    116,358
#*  Renhe Commercial Holdings Co., Ltd.                    7,156,000    158,407
*   REXLot Holdings, Ltd.                                  3,354,266     42,487
    Road King Infrastructure, Ltd.                            96,000    126,281
#*  Ronshine China Holdings, Ltd.                             77,500     84,977
#*  Sany Heavy Equipment International Holdings Co., Ltd.    315,000     60,037
    Seaspan Corp.                                             18,858    126,349
#*  Semiconductor Manufacturing International Corp.        1,241,600  1,361,026
*   Semiconductor Manufacturing International Corp. ADR       18,227    100,795
    Shandong Chenming Paper Holdings, Ltd. Class H           136,500    209,129
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                                516,000    415,822
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H          42,000     38,020
#   Shanghai Dasheng Agricultural Finance Technology Co.,
      Ltd. Class H                                           584,000     53,035
#*  Shanghai Electric Group Co., Ltd. Class H                712,000    330,617
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H     27,000     98,822
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                                 46,000     30,944
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                            98,000     54,248
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                                  4,000     21,153
    Shanghai Industrial Holdings, Ltd.                       221,000    638,655
#   Shanghai Industrial Urban Development Group, Ltd.        894,000    217,255
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                           622,000    178,202
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H       153,200    405,662
    Shanghai Prime Machinery Co., Ltd. Class H               322,000     68,766
*   Shanghai Zendai Property, Ltd.                         1,505,000     23,894
    Shengjing Bank Co., Ltd. Class H                          19,500     17,358
*   Shengli Oil & Gas Pipe Holdings, Ltd.                    262,500     11,421
    Shenguan Holdings Group, Ltd.                            446,000     26,514
    Shenzhen Expressway Co., Ltd. Class H                    210,000    187,519
    Shenzhen International Holdings, Ltd.                    418,288    716,015
    Shenzhen Investment, Ltd.                              1,537,451    705,742
    Shenzhou International Group Holdings, Ltd.              102,000    681,375
    Shimao Property Holdings, Ltd.                           605,000  1,205,184
*   Shougang Concord International Enterprises Co., Ltd.   1,446,000     50,844
    Shougang Fushan Resources Group, Ltd.                  1,224,000    283,411
    Shui On Land, Ltd.                                     1,854,656    462,739
#*  Shunfeng International Clean Energy, Ltd.                532,000     28,897
    Sichuan Expressway Co., Ltd. Class H                     204,000     84,290
    Sihuan Pharmaceutical Holdings Group, Ltd.             1,612,000    678,326
    SIM Technology Group, Ltd.                               400,000     22,254
    Sino Biopharmaceutical, Ltd.                           1,040,998    919,026
#*  Sino Oil And Gas Holdings, Ltd.                        4,585,000    101,517
    Sino-Ocean Group Holdings, Ltd.                        1,402,332    783,613
#*  Sinofert Holdings, Ltd.                                1,194,000    164,842
    Sinopec Engineering Group Co., Ltd. Class H              361,500    324,398
    Sinopec Kantons Holdings, Ltd.                           442,000    266,902
#*  Sinopec Oilfield Service Corp. Class H                   192,000     29,661

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Sinopec Shanghai Petrochemical Co., Ltd. Class H         664,000 $  377,328
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR     4,550    260,624
    Sinopharm Group Co., Ltd. Class H                        116,000    485,515
#   Sinosoft Technology Group, Ltd.                          341,000    102,349
    Sinotrans, Ltd. Class H                                  804,000    408,280
    Sinotruk Hong Kong, Ltd.                                 300,000    314,566
*   Skyfame Realty Holdings, Ltd.                            180,000     27,663
    Skyworth Digital Holdings, Ltd.                          896,196    480,159
#   SMI Holdings Group, Ltd.                                 342,400    179,811
    SOHO China, Ltd.                                         994,500    541,770
*   Sohu.com, Inc.                                             5,447    309,553
*   Sound Global, Ltd.                                        72,000     27,654
#*  Sparkle Roll Group, Ltd.                                 312,000     23,153
    Springland International Holdings, Ltd.                  378,000     73,100
#*  SPT Energy Group, Inc.                                   416,000     27,634
*   SRE Group, Ltd.                                        2,440,285     56,799
    SSY Group, Ltd.                                        1,033,042    455,947
    Sun Art Retail Group, Ltd.                               558,000    454,380
    Sun King Power Electronics Group                          92,000     21,164
#   Sunac China Holdings, Ltd.                               791,000  2,104,222
*   Suncity Group Holdings, Ltd.                             130,000      8,988
    Sunny Optical Technology Group Co., Ltd.                 109,000  1,295,350
*   Superb Summit International Group, Ltd.                  825,000     28,920
    Symphony Holdings, Ltd.                                  710,000     62,670
    TAL Education Group ADR                                    2,177    341,288
    Tarena International, Inc. ADR                             6,628    127,920
    TCC International Holdings, Ltd.                         717,000    327,582
#*  TCL Multimedia Technology Holdings, Ltd.                 207,000    101,995
*   Tech Pro Technology Development, Ltd.                  2,780,000     29,176
#*  Technovator International, Ltd.                          204,000     63,102
    Tencent Holdings, Ltd.                                   150,500  6,007,051
#   Tenwow International Holdings, Ltd.                      188,000     35,343
    Texhong Textile Group, Ltd.                              138,000    148,320
*   Tian An China Investment Co., Ltd.                        84,000     56,971
    Tian Shan Development Holdings, Ltd.                      66,000     26,783
    Tiangong International Co., Ltd.                       1,068,000    112,008
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                            74,000     47,483
    Tianjin Port Development Holdings, Ltd.                  908,000    150,993
    Tianneng Power International, Ltd.                       368,000    291,819
    Tianyi Summi Holdings, Ltd.                              136,000     19,323
#*  Tibet Water Resources, Ltd.                              295,000    118,507
    Tingyi Cayman Islands Holding Corp.                      462,000    588,262
    Tomson Group, Ltd.                                       123,750     63,644
#   Tong Ren Tang Technologies Co., Ltd. Class H             223,000    323,228
#   Tongda Group Holdings, Ltd.                            1,620,000    469,930
    Tonly Electronics Holdings, Ltd.                          31,200     32,565
    Top Spring International Holdings, Ltd.                  107,600     34,271
*   Tou Rong Chang Fu Group, Ltd.                            856,000     15,440
#   Towngas China Co., Ltd.                                  313,593    221,081
    TPV Technology, Ltd.                                     422,000     97,611
    Travelsky Technology, Ltd. Class H                       165,471    438,146
    Trigiant Group, Ltd.                                     360,000     51,547
#   Truly International Holdings, Ltd.                       608,000    203,697

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Tsingtao Brewery Co., Ltd. Class H                        36,000 $  154,236
#   Uni-President China Holdings, Ltd.                       549,400    426,655
*   United Energy Group, Ltd.                              1,986,000     72,396
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                     167,500    133,264
#*  V1 Group, Ltd.                                           753,800     26,060
    Vinda International Holdings, Ltd.                        31,000     58,459
*   Vipshop Holdings, Ltd. ADR                                51,552    634,090
    Want Want China Holdings, Ltd.                         1,336,000    902,255
#   Wasion Group Holdings, Ltd.                              250,000    110,633
#   Weichai Power Co., Ltd. Class H                          831,880    800,649
    Welling Holding, Ltd.                                    394,400     85,669
*   West China Cement, Ltd.                                1,322,000    189,455
*   Wuzhou International Holdings, Ltd.                      466,000     39,356
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                   100,000    100,151
    Xiamen International Port Co., Ltd. Class H              394,000     77,101
*   Xinchen China Power Holdings, Ltd.                       156,000     23,929
    Xingda International Holdings, Ltd.                      437,258    189,183
    Xinhua Winshare Publishing and Media Co., Ltd. Class H   155,000    128,890
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                                155,480    176,756
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H        228,000     31,758
#   Xinyi Solar Holdings, Ltd.                             1,278,000    402,200
    XTEP International Holdings, Ltd.                        314,500    117,086
*   Yanchang Petroleum International, Ltd.                 1,360,000     32,000
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                 57,000    123,815
    Yanlord Land Group, Ltd.                                  71,000     94,816
    Yanzhou Coal Mining Co., Ltd. Class H                    276,000    271,496
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                9,327     91,125
#*  Yashili International Holdings, Ltd.                     282,000     50,857
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                                 16,000     39,288
    Yida China Holdings, Ltd.                                110,000     30,909
    Yip's Chemical Holdings, Ltd.                             96,000     39,923
*   Yirendai, Ltd. ADR                                         5,880    224,969
*   Youyuan International Holdings, Ltd.                     155,510     59,722
*   Yuanda China Holdings, Ltd.                            1,038,000     19,486
#*  YuanShengTai Dairy Farm, Ltd.                            177,000      9,057
    Yuexiu Property Co., Ltd.                              3,513,720    660,543
#   Yuexiu Transport Infrastructure, Ltd.                    172,639    128,996
    Yunnan Water Investment Co., Ltd. Class H                 92,000     40,721
    Yuzhou Properties Co., Ltd.                              641,000    380,585
*   YY, Inc. ADR                                              18,496  1,322,464
#   Zhaojin Mining Industry Co., Ltd. Class H                233,500    191,956
    Zhejiang Expressway Co., Ltd. Class H                    192,000    239,526
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                                 38,400     23,617
*   Zhong An Real Estate, Ltd.                               146,000     47,673
    Zhongsheng Group Holdings, Ltd.                          307,500    672,956
    Zhuhai Holdings Investment Group, Ltd.                   196,000     28,568
    Zhuzhou CRRC Times Electric Co., Ltd. Class H             96,500    459,094
    Zijin Mining Group Co., Ltd. Class H                   1,405,000    509,490
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                           529,600    269,546

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CHINA -- (Continued)
*   ZTE Corp. Class H                                       44,404 $    114,030
                                                                   ------------
TOTAL CHINA                                                         208,281,471
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                      64,116      327,222
    Banco de Bogota SA                                       2,339       53,342
    Bancolombia SA                                          25,569      262,015
    Bancolombia SA Sponsored ADR                             9,801      428,696
    Celsia SA ESP                                           67,414      107,009
    Cementos Argos SA                                       14,282       56,915
*   Cemex Latam Holdings SA                                 23,258       84,896
    Corp. Financiera Colombiana SA                          10,156       98,358
    Ecopetrol SA                                           356,765      166,666
#   Ecopetrol SA Sponsored ADR                              10,314       96,333
*   Empresa de Telecomunicaciones de Bogota                 40,000        7,836
    Grupo Argos SA                                          19,912      143,232
    Grupo Aval Acciones y Valores SA                         2,187       19,355
    Grupo de Inversiones Suramericana SA                    19,783      278,380
    Grupo Nutresa SA                                        13,782      123,229
    Interconexion Electrica SA ESP                          55,258      253,146
                                                                   ------------
TOTAL COLOMBIA                                                        2,506,630
                                                                   ------------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                23,747      430,834
    Komercni banka A.S.                                      1,590       68,501
    O2 Czech Republic A.S.                                   6,416       82,063
    Pegas Nonwovens SA                                       2,000       92,122
    Philip Morris CR A.S.                                      100       68,967
    Unipetrol A.S.                                          11,278      150,636
                                                                   ------------
TOTAL CZECH REPUBLIC                                                    893,123
                                                                   ------------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                          1,443      227,437
    Alm Brand A.S.                                          40,110      402,094
    Ambu A.S. Class B                                        9,134      594,758
    AP Moller - Maersk A.S. Class A                            285      595,230
    AP Moller - Maersk A.S. Class B                            571    1,246,401
*   Bang & Olufsen A.S.                                     17,058      298,468
    BankNordik P/F                                             590       11,926
*   Bavarian Nordic A.S.                                     6,853      448,602
    Brodrene Hartmann A.S.                                     571       34,977
    Carlsberg A.S. Class B                                  16,320    1,813,137
    Chr Hansen Holding A.S.                                 24,228    1,951,113
    Coloplast A.S. Class B                                   4,082      350,679
    Columbus A.S.                                           20,487       44,302
*   D/S Norden A.S.                                         14,643      290,490
    Danske Bank A.S.                                        43,158    1,747,799
    DFDS A.S.                                               11,264      642,439
    DSV A.S.                                                53,241    3,437,542
    FLSmidth & Co. A.S.                                     19,471    1,191,710
*   Genmab A.S.                                              4,619    1,049,721
    GN Store Nord A.S.                                      51,455    1,565,063

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    H Lundbeck A.S.                                          14,534 $   871,484
*   H+H International A.S. Class B                            4,996      85,424
    IC Group A.S.                                             2,723      62,241
    ISS A.S.                                                 29,207   1,197,336
*   Jeudan A.S.                                                 397      44,377
    Jyske Bank A.S.                                          30,592   1,917,395
    Matas A.S.                                               16,327     251,966
*   NKT A.S.                                                 10,386     912,353
    NNIT A.S.                                                 1,676      53,611
    Nordjyske Bank A.S.                                       2,948      56,337
    Novo Nordisk A.S. Class B                                61,513   2,616,112
    Novo Nordisk A.S. Sponsored ADR                          20,820     882,768
    Novozymes A.S. Class B                                   23,159   1,069,377
    Pandora A.S.                                             18,262   2,101,748
    Parken Sport & Entertainment A.S.                         1,975      27,251
    Per Aarsleff Holding A.S.                                 7,330     182,835
    Ringkjoebing Landbobank A.S.                              7,820     411,707
    Rockwool International A.S. Class A                          69      14,872
    Rockwool International A.S. Class B                       3,041     692,064
    Royal Unibrew A.S.                                       13,435     669,422
    RTX A.S.                                                  3,831      98,847
*   Santa Fe Group A.S.                                       5,671      51,389
    Schouw & Co. AB                                           6,043     663,571
    SimCorp A.S.                                             12,063     754,276
    Solar A.S. Class B                                        2,756     164,129
    Spar Nord Bank A.S.                                      34,316     461,199
    Sydbank A.S.                                             26,240   1,093,056
    TDC A.S.                                                292,320   1,803,776
    Tivoli A.S.                                                  80       7,718
*   TK Development A.S.                                      18,995      32,330
*   Topdanmark A.S.                                          25,711     878,512
    Tryg A.S.                                                30,060     677,321
    Vestas Wind Systems A.S.                                 26,331   2,573,378
*   Vestjysk Bank A.S.                                        5,218      10,196
*   William Demant Holding A.S.                              32,505     863,624
*   Zealand Pharma A.S.                                       3,026      60,224
                                                                    -----------
TOTAL DENMARK                                                        42,258,114
                                                                    -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR           30,188     139,531
                                                                    -----------
FINLAND -- (1.3%)
    Ahlstrom-Munksjo Oyj                                     11,028     227,472
    Aktia Bank Oyj                                            1,892      20,602
    Alma Media Oyj                                            8,042      61,675
    Amer Sports Oyj                                          44,342   1,191,076
    Asiakastieto Group Oyj                                      518      13,430
    Aspo Oyj                                                  6,086      64,969
    Atria Oyj                                                 5,267      70,448
*   BasWare Oyj                                               1,070      50,934
    Bittium Oyj                                              11,048      97,347
    Cargotec Oyj Class B                                     15,973     975,193
*   Caverion Corp.                                           19,094     159,743

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    Citycon Oyj                                             103,166 $   280,753
    Cramo Oyj                                                15,260     437,777
    Elisa Oyj                                                32,593   1,341,752
    F-Secure Oyj                                             21,049      95,631
    Finnair Oyj                                              23,412     253,305
    Fiskars Oyj Abp                                          10,974     275,679
    Fortum Oyj                                               60,272     985,575
    HKScan Oyj Class A                                        9,570      34,200
    Huhtamaki Oyj                                            52,104   2,019,070
    Kemira Oyj                                               42,249     532,536
    Kesko Oyj Class A                                         6,764     343,132
    Kesko Oyj Class B                                        26,056   1,317,497
    Kone Oyj Class B                                         22,183   1,155,453
    Konecranes Oyj                                           15,933     710,866
    Lassila & Tikanoja Oyj                                   14,237     324,456
    Lemminkainen Oyj                                            971      29,107
    Metsa Board Oyj                                          80,239     567,582
    Metso Oyj                                                40,396   1,285,148
    Neste Oyj                                                50,918   2,207,500
    Nokia Oyj(5902941)                                      391,213   2,496,402
    Nokia Oyj(5946455)                                      150,663     963,132
    Nokian Renkaat Oyj                                       47,536   1,938,247
    Olvi Oyj Class A                                          4,809     169,105
    Oriola Oyj Class B                                       57,347     245,972
    Orion Oyj Class A                                         4,886     247,788
    Orion Oyj Class B                                        21,344   1,078,742
    Outokumpu Oyj                                           111,910     940,396
*   Outotec Oyj                                              62,886     410,186
    Ponsse Oy                                                 2,350      68,182
*   Poyry Oyj                                                 5,709      32,674
    Raisio Oyj Class V                                       50,845     212,948
    Ramirent Oyj                                             34,646     345,350
    Revenio Group Oyj                                         1,411      61,749
    Sampo Oyj Class A                                        34,348   1,878,546
    Sanoma Oyj                                               46,713     433,901
    SRV Group OYJ                                             3,551      18,951
*   Stockmann Oyj Abp Class B                                14,423     124,874
    Stora Enso Oyj Class R                                  228,200   3,050,995
    Stora Enso Oyj Sponsored ADR                              1,800      24,066
*   Talvivaara Mining Co. P.L.C.                            136,822         923
    Technopolis Oyj                                          49,353     213,837
    Tieto Oyj                                                30,620     971,390
    Tikkurila Oyj                                            13,116     279,734
    UPM-Kymmene Oyj                                         210,965   5,743,120
    Uponor Oyj                                               17,236     278,303
    Vaisala Oyj Class A                                       1,846      88,780
    Valmet Oyj                                               48,643     886,688
    Wartsila Oyj Abp                                         22,437   1,491,122
    YIT Oyj                                                  48,840     414,754
                                                                    -----------
TOTAL FINLAND                                                        42,240,765
                                                                    -----------
FRANCE -- (5.5%)
    Accor SA                                                 20,144     935,763

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Actia Group                                                5,948 $   62,417
    Aeroports de Paris                                         2,219    375,532
*   Air France-KLM                                            65,623    888,534
    Air Liquide SA                                            13,902  1,704,575
    Airbus SE                                                 24,049  2,009,452
    Akka Technologies                                          2,830    154,576
    Albioma SA                                                 9,048    212,605
    Alstom SA                                                 27,596    988,658
    Alten SA                                                  11,000    949,663
    Altran Technologies SA                                    52,729    927,155
*   Amplitude Surgical SAS                                     2,916     16,623
    Amundi SA                                                  7,632    590,275
*   Antalis International SAS                                  2,208      5,019
    April SA                                                   3,147     48,428
*   Archos                                                     2,165      1,742
    Arkema SA                                                 27,471  3,127,172
    Assystem                                                   4,421    169,579
    Atos SE                                                   21,926  3,333,532
    Aubay                                                      3,014    109,543
    AXA SA                                                   132,093  3,901,165
    AXA SA Sponsored ADR                                       5,414    159,551
    Axway Software SA                                          1,277     36,676
    Bastide le Confort Medical                                   323     15,099
    Beneteau SA                                               11,172    191,797
*   Bigben Interactive                                         3,141     36,035
    BioMerieux                                                 4,402    969,996
    BNP Paribas SA                                            91,698  7,106,197
    Boiron SA                                                  2,636    246,935
    Bollore SA                                               162,816    755,406
    Bonduelle SCA                                              6,113    234,890
    Bourbon Corp.                                              5,772     53,798
    Bouygues SA                                               49,677  2,129,857
    Bureau Veritas SA                                         39,356    896,712
    Burelle SA                                                    45     63,686
    Capgemini SE                                              18,385  2,001,565
    Carrefour SA                                             123,159  2,958,297
    Casino Guichard Perrachon SA                              21,271  1,297,343
    Catering International Services                              977     22,553
*   Cegedim SA                                                   878     33,509
#*  CGG SA                                                     6,745     29,788
*   CGG SA Sponsored ADR                                         750      3,562
    Chargeurs SA                                              14,014    406,412
    Christian Dior SE                                          3,321    945,667
    Cie de Saint-Gobain                                       82,244  4,563,448
    Cie des Alpes                                              2,558     83,573
    Cie Generale des Etablissements Michelin                  36,347  4,922,695
    Cie Plastic Omnium SA                                     26,091  1,004,041
    CNP Assurances                                            42,661  1,029,908
*   Coface SA                                                 15,786    149,268
    Credit Agricole SA                                        83,258  1,461,373
    Danone SA                                                 26,333  1,964,973
    Danone SA Sponsored ADR                                      600      8,946
    Dassault Aviation SA                                          74    111,103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Dassault Systemes SE                                       4,649 $  456,056
    Dassault Systemes SE Sponsored ADR                         1,228    120,221
    Derichebourg SA                                           59,500    521,273
    Devoteam SA                                                2,730    247,745
    Edenred                                                   48,193  1,266,889
    Eiffage SA                                                18,238  1,766,636
    Electricite de France SA                                  86,658    879,633
    Elior Group                                               36,888    979,117
#   Elis SA                                                    9,197    222,371
    Engie SA                                                 246,993  3,978,119
*   Eramet                                                     2,574    162,489
    Essilor International SA                                  13,237  1,675,892
*   Esso SA Francaise                                          1,078     72,477
    Euler Hermes Group                                         3,789    452,973
    Eurofins Scientific SE                                     1,562    870,111
    Euronext NV                                               14,921    871,977
    Europcar Groupe SA                                         4,881     71,068
    Eutelsat Communications SA                                63,026  1,705,749
    Exel Industries Class A                                      289     34,543
    Faurecia                                                  28,812  1,599,875
    Fleury Michon SA                                             371     22,267
*   Fnac Darty SA                                              4,748    449,982
*   Fnac Darty SA                                              3,486    329,716
    Gaztransport Et Technigaz SA                               5,154    245,657
    GL Events                                                  3,961    117,526
    Groupe Crit                                                1,327    127,148
    Groupe Eurotunnel SE                                     112,299  1,245,238
*   Groupe Gorge                                                 566     14,071
    Groupe Open                                                1,810     54,005
    Guerbet                                                    3,055    274,935
    Haulotte Group SA                                          4,516     79,499
    Havas SA                                                  34,710    380,164
    Hermes International                                         651    329,741
*   HiPay Group SA                                             2,042     39,250
*   ID Logistics Group                                           203     32,791
    Iliad SA                                                   1,465    363,429
    Imerys SA                                                  8,610    746,353
    Ingenico Group SA                                         22,258  2,334,759
    Interparfums SA                                            2,608    103,640
    Ipsen SA                                                   5,548    710,114
    IPSOS                                                     13,770    475,548
    Jacquet Metal Service                                      5,045    140,991
    JCDecaux SA                                               11,153    397,179
    Kering                                                     2,600    908,755
    Korian SA                                                 14,489    479,064
    L'Oreal SA                                                 6,685  1,385,000
    Lagardere SCA                                             45,859  1,506,726
    Laurent-Perrier                                              664     60,136
    Le Belier                                                    596     32,142
    Le Noble Age                                               3,110    184,111
    Lectra                                                     2,982     85,763
    Legrand SA                                                16,635  1,149,106
    Linedata Services                                          1,886    109,865

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    LISI                                                       7,469 $  360,081
    LVMH Moet Hennessy Louis Vuitton SE                       11,021  2,768,349
    Maisons France Confort SA                                    535     39,244
    Manitou BF SA                                              2,706     94,896
    Manutan International                                        734     75,477
    Mersen SA                                                  6,632    245,039
*   METabolic EXplorer SA                                      4,118     11,405
    Metropole Television SA                                   12,239    296,126
    MGI Coutier                                                5,853    235,422
    Natixis SA                                               120,922    878,685
#*  Naturex                                                    1,883    191,122
    Neopost SA                                                15,900    729,097
    Nexans SA                                                 10,643    609,677
    Nexity SA                                                 13,224    709,281
*   Nicox                                                      4,348     63,344
*   NRJ Group                                                  4,409     58,357
    Oeneo SA                                                   8,133     90,664
#*  Onxeo SA                                                  10,246     49,016
    Orange SA                                                278,939  4,693,671
    Orange SA Sponsored ADR                                   26,020    438,437
    Orpea                                                      8,141    933,554
#*  Parrot SA                                                  4,812     57,140
    PCAS                                                         152      3,250
    Pernod Ricard SA                                           8,107  1,124,798
    Peugeot SA                                               138,315  2,975,256
*   Pierre & Vacances SA                                       2,468    137,944
    Plastivaloire                                              6,808    175,095
    Publicis Groupe SA                                        12,899    975,376
    Publicis Groupe SA ADR                                     1,600     30,304
    Rallye SA                                                 13,551    287,988
    Remy Cointreau SA                                          2,082    239,495
    Renault SA                                                32,125  2,894,202
    Rexel SA                                                 120,726  1,911,751
    Robertet SA                                                   40     19,178
    Rothschild & Co.                                             473     17,592
    Rubis SCA                                                 19,060  1,213,208
    Safran SA                                                 13,595  1,286,232
    Sanofi                                                    47,351  4,512,030
    Sanofi ADR                                                39,660  1,878,298
    Sartorius Stedim Biotech                                   4,674    333,033
    Savencia SA                                                1,441    143,320
    Schneider Electric SE(4834108)                            24,020  1,885,166
    Schneider Electric SE(B11BPS1)                             1,444    113,622
    SCOR SE                                                   48,074  2,027,562
    SEB SA                                                     6,883  1,224,515
    Seche Environnement SA                                       824     32,189
#*  Sequana SA                                                11,045     12,269
    SES SA                                                    68,674  1,615,499
*   SFR Group SA                                               7,302    271,798
    Societe BIC SA                                             3,399    398,689
    Societe Generale SA                                       65,980  3,868,718
*   Societe Internationale de Plantations d'Heveas SA            245     24,466
    Sodexo SA                                                  4,695    554,619

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
*   Solocal Group                                          127,701 $    128,536
    Somfy SA                                                 1,800      170,571
    Sopra Steria Group                                       5,750      994,290
    SPIE SA                                                 13,003      365,481
*   Stallergenes Greer P.L.C.                                  732       31,111
*   Ste Industrielle d'Aviation Latecoere SA                29,200      150,294
    Stef SA                                                  1,697      188,618
    STMicroelectronics NV(5962332)                         197,904    3,352,926
    STMicroelectronics NV(2430025)                          37,473      631,420
    Suez                                                    41,779      755,416
    Sword Group                                              1,588       65,219
    Synergie SA                                              6,848      324,479
    Tarkett SA                                              12,196      504,936
    Technicolor SA                                          62,116      225,817
    Teleperformance                                         19,032    2,651,778
    Television Francaise 1                                  46,092      674,403
    Tessi SA                                                   141       25,836
    TFF Group                                                   87       15,680
    Thales SA                                               10,191    1,128,224
    Thermador Groupe                                           224       24,663
    Total Gabon                                                 81       12,781
    Total SA                                               219,419   11,158,262
    Total SA Sponsored ADR                                   5,467      277,022
*   Touax SA                                                    25          369
    Trigano SA                                               3,155      414,890
*   Ubisoft Entertainment SA                                39,703    2,512,227
    Union Financiere de France BQE SA                          370       12,647
    Valeo SA                                                38,034    2,633,419
#*  Vallourec SA                                           143,592      849,433
#*  Valneva SE                                              14,422       50,200
    Veolia Environnement SA                                 39,060      880,285
    Veolia Environnement SA ADR                             13,366      300,334
    Vetoquinol SA                                              532       33,063
    Vicat SA                                                 6,876      502,325
    VIEL & Cie SA                                           13,569       93,692
    Vilmorin & Cie SA                                        1,915      168,859
    Vinci SA                                                37,019    3,314,917
*   Virbac SA                                                  896      159,922
    Vivendi SA                                             126,174    2,916,369
    Vranken-Pommery Monopole SA                                106        3,053
*   Worldline SA                                            10,140      412,103
    Zodiac Aerospace                                        32,659      933,971
                                                                   ------------
TOTAL FRANCE                                                        175,141,939
                                                                   ------------
GERMANY -- (5.4%)
    Aareal Bank AG                                          34,412    1,435,273
    Adidas AG                                               14,103    3,221,043
*   Adler Modemaerkte AG                                     2,793       19,364
*   ADVA Optical Networking SE                              17,734      135,062
*   AIXTRON SE                                              30,814      274,207
    All for One Steeb AG                                       188       14,440
    Allgeier SE                                              1,637       43,855
    Allianz SE                                              28,581    6,092,269

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Allianz SE Sponsored ADR                                  36,967 $  789,245
    Amadeus Fire AG                                            1,557    143,816
    Aurubis AG                                                13,257  1,180,177
    Axel Springer SE                                          15,886  1,008,744
    BASF SE                                                   97,349  9,267,618
    Basler AG                                                    212     40,045
    Bauer AG                                                   4,794    132,939
    Bayer AG                                                  28,140  3,564,245
    Bayer AG Sponsored ADR                                       200     25,309
    Bayerische Motoren Werke AG                               57,820  5,312,468
    BayWa AG                                                   6,350    234,984
    Bechtle AG                                                 6,010    432,606
    Beiersdorf AG                                              3,758    412,399
    Bertrandt AG                                               2,047    194,947
    Bijou Brigitte AG                                            921     63,767
    Bilfinger SE                                              14,926    609,888
*   Biotest AG                                                 2,019     65,728
    Borussia Dortmund GmbH & Co. KGaA                         33,687    238,236
    Brenntag AG                                               28,116  1,593,254
    CANCOM SE                                                  3,759    247,210
    Carl Zeiss Meditec AG                                      7,097    379,998
    CENIT AG                                                   4,236    117,780
    CENTROTEC Sustainable AG                                   4,859    107,537
    Cewe Stiftung & Co. KGAA                                   2,229    197,243
    Comdirect Bank AG                                         15,556    196,201
*   Commerzbank AG                                           221,782  2,900,981
    CompuGroup Medical SE                                      6,973    415,405
*   Constantin Medien AG                                       4,831     10,628
    Continental AG                                            13,749  3,097,203
    Covestro AG                                               16,902  1,310,721
    CropEnergies AG                                            8,062     86,697
    CTS Eventim AG & Co. KGaA                                 10,939    507,027
    Daimler AG                                               140,117  9,817,265
    Data Modul AG                                                121     12,528
    Delticom AG                                                  285      5,222
    Deutsche Bank AG                                         198,308  3,537,815
    Deutsche Boerse AG                                         9,564    998,646
    Deutsche Lufthansa AG                                    114,800  2,465,332
    Deutsche Pfandbriefbank AG                                 8,107    106,818
    Deutsche Post AG                                          38,018  1,474,815
    Deutsche Telekom AG                                      434,904  7,945,144
    Deutsche Telekom AG Sponsored ADR                        104,159  1,900,902
    Deutsche Wohnen AG                                        38,655  1,531,826
    Deutz AG                                                  40,350    299,551
*   Dialog Semiconductor P.L.C.                               24,337  1,060,536
    DIC Asset AG                                              11,813    127,393
    Diebold Nixdorf AG                                           543     46,220
    DMG Mori AG                                                8,996    531,275
    Dr Hoenle AG                                                 518     21,870
    Draegerwerk AG & Co. KGaA                                    972     79,083
    Drillisch AG                                               9,662    646,333
    Duerr AG                                                   9,357  1,140,027
    E.ON SE                                                  507,298  5,018,570

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Eckert & Ziegler AG                                        1,463 $   61,936
    EDAG Engineering Group AG                                    648     10,287
    Elmos Semiconductor AG                                     5,277    128,642
    ElringKlinger AG                                          14,246    248,510
*   Euromicron AG                                              1,356     13,734
    Evonik Industries AG                                      17,928    610,584
*   Evotec AG                                                  7,781    112,123
    Fielmann AG                                                4,855    389,926
*   First Sensor AG                                              945     15,516
    Francotyp-Postalia Holding AG Class A                      3,372     22,306
    Fraport AG Frankfurt Airport Services Worldwide           12,475  1,249,234
    Freenet AG                                                32,223  1,087,682
    Fresenius Medical Care AG & Co. KGaA                      26,309  2,480,950
    Fresenius SE & Co. KGaA                                   58,466  4,934,806
    Fuchs Petrolub SE                                          4,941    259,909
    GEA Group AG                                              27,160  1,103,814
    Gerresheimer AG                                           14,616  1,206,231
    Gerry Weber International AG                              10,815    137,990
    Gesco AG                                                   1,734     54,967
    GFT Technologies SE                                        4,170     77,515
    Grammer AG                                                 7,527    427,658
    GRENKE AG                                                  3,882    335,334
*   H&R GmbH & Co. KGaA                                        6,432     87,527
    Hamburger Hafen und Logistik AG                           11,409    319,083
    Hannover Rueck SE                                          5,666    715,155
    HeidelbergCement AG                                       17,690  1,751,698
*   Heidelberger Druckmaschinen AG                           109,671    373,431
    Hella KGaA Hueck & Co.                                    15,435    816,164
    Henkel AG & Co. KGaA                                       3,035    381,831
*   Highlight Communications AG                                2,399     14,322
    Hochtief AG                                                2,930    522,986
*   HolidayCheck Group AG                                     13,410     47,671
    Hornbach Baumarkt AG                                       2,808    104,383
    Hugo Boss AG                                              16,761  1,264,253
    Indus Holding AG                                           6,439    481,931
    Infineon Technologies AG                                  36,163    785,325
    Infineon Technologies AG ADR                              36,257    788,227
    Innogy SE                                                  7,316    307,271
    Isra Vision AG                                               823    150,713
    Jenoptik AG                                               15,465    426,092
#   K+S AG                                                    74,617  1,940,278
    KION Group AG                                             22,236  1,929,490
    Kloeckner & Co. SE                                        38,611    426,896
    Koenig & Bauer AG                                          7,138    559,179
*   Kontron AG                                                22,380     92,166
    Krones AG                                                  4,409    548,562
    KSB AG                                                        38     21,496
    KWS Saat SE                                                  722    293,293
    Lanxess AG                                                38,760  2,988,934
    LEG Immobilien AG                                         13,542  1,302,136
    Leifheit AG                                                3,148    124,672
    Leoni AG                                                  15,898    940,342
    Linde AG                                                  15,298  2,918,257

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
*   LPKF Laser & Electronics AG                                3,068 $   33,410
    MAN SE                                                     2,854    316,051
*   Manz AG                                                    1,394     55,312
*   Medigene AG                                                4,730     57,550
    Merck KGaA                                                 6,784    744,419
    Metro AG                                                  62,485    702,168
*   Metro Wholesale & Food Specialist AG                      62,485  1,262,294
    MLP AG                                                    20,134    147,481
    MTU Aero Engines AG                                       18,748  2,747,590
    Muenchener Rueckversicherungs-Gesellschaft AG             10,668  2,291,480
    Nemetschek SE                                              4,409    342,138
    Nexus AG                                                     982     30,215
*   Nordex SE                                                 13,855    189,179
    Norma Group SE                                            15,495    939,671
    OHB SE                                                     2,506     89,807
    OSRAM Licht AG                                            23,763  1,980,281
    paragon AG                                                   720     52,293
*   Patrizia Immobilien AG                                    20,385    368,244
    Pfeiffer Vacuum Technology AG                              2,070    351,033
    PNE Wind AG                                               28,442     89,095
    Progress-Werk Oberkirch AG                                   408     20,768
    ProSiebenSat.1 Media SE                                   30,656  1,224,831
    Puma SE                                                    1,031    413,323
*   PVA TePla AG                                               1,103      3,911
    QIAGEN NV                                                 29,149    966,851
    QSC AG                                                    50,103    110,135
    R Stahl AG                                                   845     32,005
    Rational AG                                                  800    502,350
    Rheinmetall AG                                            16,637  1,660,206
    RHOEN-KLINIKUM AG                                         10,845    341,283
    RIB Software SE                                            7,397    132,146
    RTL Group SA                                               4,196    326,432
*   RWE AG                                                   206,559  4,352,316
    S&T AG                                                     4,494     78,558
    SAF-Holland SA                                            19,185    338,985
    Salzgitter AG                                             15,717    705,138
    SAP SE                                                    11,432  1,210,479
    SAP SE Sponsored ADR                                       9,200    973,820
*   Schaltbau Holding AG                                       1,808     79,242
    Scout24 AG                                                   409     15,582
    Secunet Security Networks AG                                 227     26,879
    SHW AG                                                     2,328     98,046
    Siemens AG                                                24,581  3,335,681
*   Siltronic AG                                               2,072    225,313
    Sixt Leasing SE                                              445     10,542
    Sixt SE                                                    6,331    447,523
    SMA Solar Technology AG                                    4,385    159,026
*   SMT Scharf AG                                              1,160     16,269
    Software AG                                               15,798    690,737
    Stabilus SA                                                2,464    204,890
#   Stada Arzneimittel AG                                     24,978  1,944,772
    Stroeer SE & Co. KGaA                                      6,455    416,157
    Suedzucker AG                                             33,285    710,415

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
GERMANY -- (Continued)
*   Suess MicroTec AG                                       10,380 $    150,036
    Surteco SE                                               2,923       86,244
    Symrise AG                                              11,992      839,629
    TAG Immobilien AG                                       33,186      544,545
    Takkt AG                                                13,736      337,284
*   Talanx AG                                               16,922      697,815
    Technotrans AG                                             448       22,040
    Telefonica Deutschland Holding AG                       97,130      501,750
    ThyssenKrupp AG                                         12,716      377,683
    TLG Immobilien AG                                       16,730      362,851
*   Tom Tailor Holding SE                                   13,156      110,342
    Traffic Systems SE                                       1,003       19,402
    Uniper SE                                               75,822    1,562,614
    United Internet AG                                      16,617    1,011,643
    VERBIO Vereinigte BioEnergie AG                         11,970      136,152
    Volkswagen AG                                            5,640      886,866
    Vonovia SE                                              21,309      863,547
*   Vossloh AG                                               3,269      217,424
    VTG AG                                                   5,010      251,169
    Wacker Chemie AG                                         7,249      899,631
    Wacker Neuson SE                                        11,432      306,898
    Washtec AG                                               2,193      175,971
    Wirecard AG                                              4,310      329,838
    Wuestenrot & Wuerttembergische AG                        4,939      127,553
    XING AG                                                    656      192,783
*   Zalando SE                                               3,060      136,957
    Zeal Network SE                                          4,420      121,830
                                                                   ------------
TOTAL GERMANY                                                       169,115,967
                                                                   ------------
GREECE -- (0.1%)
    Aegean Airlines SA                                       4,941       48,340
*   Alpha Bank AE                                            2,364        5,667
    Athens Water Supply & Sewage Co. SA (The)                6,973       51,065
    Bank of Greece                                           2,794       44,798
*   Ellaktor SA                                             21,206       41,330
*   FF Group                                                 3,954       94,731
    Fourlis Holdings SA                                      8,683       59,548
*   GEK Terna Holding Real Estate Construction SA           10,261       45,916
    Hellenic Exchanges - Athens Stock Exchange SA           18,545      116,769
    Hellenic Petroleum SA                                   16,443      152,035
    Hellenic Telecommunications Organization SA             24,316      310,075
*   HOLDING Co. ADMIE IPTO SA                               13,423       32,416
*   Intralot SA-Integrated Lottery Systems & Services       32,611       45,503
    JUMBO SA                                                22,397      375,066
*   Marfin Investment Group Holdings SA                    175,597       27,941
    Motor Oil Hellas Corinth Refineries SA                  13,959      314,298
*   Mytilineos Holdings SA                                  27,442      272,610
*   National Bank of Greece SA                               2,447          990
    OPAP SA                                                 17,826      205,120
*   Piraeus Bank SA                                            575          158
    Piraeus Port Authority SA                                2,736       51,190
*   Public Power Corp. SA                                   13,423       35,501
    Terna Energy SA                                          9,557       44,083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
    Titan Cement Co. SA                                       10,553 $  293,947
                                                                     ----------
TOTAL GREECE                                                          2,669,097
                                                                     ----------
HONG KONG -- (2.2%)
#*  13 Holdings, Ltd. (The)                                  131,500     17,185
    Agritrade Resources, Ltd.                                340,000     83,586
    AIA Group, Ltd.                                          729,000  5,733,953
    Allied Properties HK, Ltd.                               526,000    115,030
    APT Satellite Holdings, Ltd.                             161,250     79,543
    Asia Financial Holdings, Ltd.                             72,000     39,430
    Asia Satellite Telecommunications Holdings, Ltd.          39,000     39,900
    Asian Growth Properties, Ltd.                             91,295     33,095
    Asiasec Properties, Ltd.                                  10,920      2,919
    ASM Pacific Technology, Ltd.                              56,800    734,069
    Associated International Hotels, Ltd.                     38,000    116,750
#   Bank of East Asia, Ltd. (The)                            226,843    970,358
    BeijingWest Industries International, Ltd.               166,000     30,370
    BOC Hong Kong Holdings, Ltd.                             338,000  1,661,768
    Bonjour Holdings, Ltd.                                   737,000     35,367
#   Bright Smart Securities & Commodities Group, Ltd.        322,000     95,047
*   Brightoil Petroleum Holdings, Ltd.                     1,213,000    315,194
*   Brockman Mining, Ltd.                                    896,780     13,208
*   Burwill Holdings, Ltd.                                 1,698,000     45,382
    Cafe de Coral Holdings, Ltd.                              58,000    186,686
    Cathay Pacific Airways, Ltd.                             525,000    822,551
    Century City International Holdings, Ltd.                376,000     35,563
    Cheuk Nang Holdings, Ltd.                                 21,817     14,522
    Cheung Kong Property Holdings, Ltd.                      143,260  1,158,518
    Chevalier International Holdings, Ltd.                    34,349     57,370
*   China Best Group Holding, Ltd.                         1,960,000     27,082
*   China Energy Development Holdings, Ltd.                3,908,000     46,018
*   China Ever Grand Financial Leasing Group Co., Ltd.     1,470,000     11,668
    China Flavors & Fragrances Co., Ltd.                     146,000     43,905
*   China Healthcare Enterprise Group, Ltd.                1,160,000     19,620
    China Metal International Holdings, Inc.                 190,000     71,735
    China Ting Group Holdings, Ltd.                          358,000     18,082
#   Chinese Estates Holdings, Ltd.                            84,000    141,239
*   Chinlink International Holdings, Ltd.                    130,000     18,961
    Chow Sang Sang Holdings International, Ltd.              126,000    294,226
    Chow Tai Fook Jewellery Group, Ltd.                      277,000    287,799
    Chuang's Consortium International, Ltd.                  532,000    123,856
    CITIC Telecom International Holdings, Ltd.               798,000    242,946
    CK Hutchison Holdings, Ltd.                              316,260  4,161,701
    CK Infrastructure Holdings, Ltd.                          63,000    587,203
    CK Life Sciences Intl Holdings, Inc.                   1,286,000    105,213
    CLP Holdings, Ltd.                                        44,500    474,154
*   CMMB Vision Holdings, Ltd.                                68,000      3,393
    CNQC International Holdings, Ltd.                        202,500     64,292
#*  Common Splendor International Health Industry Group,
      Ltd.                                                   522,000     39,417
#   Convenience Retail Asia, Ltd.                             40,000     19,905
#   Cowell e Holdings, Inc.                                  121,000     49,487
*   CP Lotus Corp.                                            80,000      1,558
*   Crocodile Garments                                       177,000     22,654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    CSI Properties, Ltd.                                   2,500,000 $  132,779
#   CW Group Holdings, Ltd.                                  210,000     35,204
    Dah Sing Banking Group, Ltd.                             175,996    376,915
    Dah Sing Financial Holdings, Ltd.                         79,900    565,365
    Eagle Nice International Holdings, Ltd.                   42,000     17,355
    Emperor International Holdings, Ltd.                     723,333    279,519
*   Emperor Watch & Jewellery, Ltd.                        1,360,000     59,207
#*  Esprit Holdings, Ltd.                                    772,882    380,821
*   eSun Holdings, Ltd.                                       88,000     11,037
#   Fairwood Holdings, Ltd.                                   21,000     86,838
    Far East Consortium International, Ltd.                  751,479    414,318
#   FIH Mobile, Ltd.                                       1,104,000    368,873
    First Pacific Co., Ltd.                                  810,400    606,500
*   First Shanghai Investments, Ltd.                         360,000     48,742
    Fountain SET Holdings, Ltd.                              320,000     42,167
    Galaxy Entertainment Group, Ltd.                         196,000  1,210,124
#*  GCL New Energy Holdings, Ltd.                          2,094,000     96,421
    Genting Hong Kong, Ltd.                                  281,000     81,338
    Get Nice Financial Group, Ltd.                            80,525     13,185
    Get Nice Holdings, Ltd.                                3,221,000    113,281
    Giordano International, Ltd.                             714,000    397,321
*   Global Brands Group Holding, Ltd.                      3,516,000    332,719
    Glorious Sun Enterprises, Ltd.                           255,000     29,729
    Gold Peak Industries Holdings, Ltd.                      262,000     25,681
#   Goodbaby International Holdings, Ltd.                    300,000    147,017
#   Guotai Junan International Holdings, Ltd.                758,000    233,358
#   Haitong International Securities Group, Ltd.             588,386    339,099
    Hang Lung Group, Ltd.                                    213,000    809,077
    Hang Lung Properties, Ltd.                               263,000    654,104
    Hang Seng Bank, Ltd.                                      65,400  1,421,834
    Hanison Construction Holdings, Ltd.                      137,208     26,843
    Harbour Centre Development, Ltd.                          21,000     39,274
    Henderson Land Development Co., Ltd.                     135,444    782,830
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                   259,000    246,624
    HKBN, Ltd.                                               139,000    137,396
*   HKR International, Ltd.                                  301,600    167,475
    HKT Trust & HKT, Ltd.                                    803,000  1,051,900
    Hon Kwok Land Investment Co., Ltd.                        20,000     12,356
    Hong Kong & China Gas Co., Ltd.                          294,648    556,901
    Hong Kong Aircraft Engineering Co., Ltd.                  14,400    100,429
#   Hong Kong Exchanges & Clearing, Ltd.                      44,954  1,280,659
    Hongkong & Shanghai Hotels, Ltd. (The)                    87,307    155,195
    Hopewell Holdings, Ltd.                                  179,000    684,633
#*  Hsin Chong Group Holdings, Ltd.                          876,000     29,440
    Hutchison Telecommunications Hong Kong Holdings, Ltd.    647,000    248,269
    Hysan Development Co., Ltd.                               76,000    367,516
*   I-CABLE Communications, Ltd.                             374,000     25,822
    IGG, Inc.                                                192,000    322,994
*   iOne Holdings, Ltd.                                    1,080,000     26,374
    IPE Group, Ltd.                                          140,000     34,936
#*  IRC, Ltd.                                                420,533     19,379
    IT, Ltd.                                                 128,000     63,854
    ITC Properties Group, Ltd.                               131,000     51,113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    Johnson Electric Holdings, Ltd.                          153,125 $  544,114
    Karrie International Holdings, Ltd.                      232,000     36,786
    Kerry Logistics Network, Ltd.                            231,250    332,536
    Kerry Properties, Ltd.                                   240,500    842,775
    Kingmaker Footwear Holdings, Ltd.                        186,000     54,730
#   Kingston Financial Group, Ltd.                         1,169,000    406,772
    Kowloon Development Co., Ltd.                            152,000    167,438
*   Kwan On Holdings, Ltd.                                    70,000     11,364
    L'Occitane International SA                              122,750    283,765
    Lai Sun Development Co., Ltd.                          6,569,000    243,550
*   Landing International Development, Ltd.                7,875,000     90,606
#   Li & Fung, Ltd.                                        2,122,000    776,241
    Lifestyle International Holdings, Ltd.                   183,500    249,743
    Liu Chong Hing Investment, Ltd.                           42,000     69,438
    Luk Fook Holdings International, Ltd.                    134,000    491,989
    Lung Kee Bermuda Holdings                                 68,000     31,588
#*  Macau Legend Development, Ltd.                         1,025,000    176,907
    Magnificent Hotel Investment, Ltd.                       500,000     14,520
    Man Wah Holdings, Ltd.                                   577,600    498,584
#   Master Glory Group, Ltd.(BYTP1T9)                      3,838,880     52,475
#   Master Glory Group, Ltd.(BYTP1T9)                        394,860      5,409
    Melco International Development, Ltd.                    281,000    664,001
    Melco Resorts & Entertainment, Ltd. ADR                   11,953    241,451
#   MGM China Holdings, Ltd.                                  89,200    175,505
    Microport Scientific Corp.                                50,000     39,406
#*  Midland Holdings, Ltd.                                   166,666     44,326
    Ming Fai International Holdings, Ltd.                    107,000     16,839
    Miramar Hotel & Investment                                31,000     71,018
*   Mongolian Mining Corp.                                 1,658,500     58,464
#   MTR Corp., Ltd.                                           97,766    564,557
    NagaCorp, Ltd.                                           760,000    463,254
    National Electronic Hldgs                                 30,800      4,252
*   Neo-Neon Holdings, Ltd.                                  136,500     14,835
*   NEW Concepts Holdings, Ltd.                               40,000     19,050
#*  New Sports Group, Ltd.                                 2,040,000      9,412
*   New Times Energy Corp., Ltd.                             444,000     14,032
    New World Development Co., Ltd.                        1,405,888  1,898,576
*   Newocean Energy Holdings, Ltd.                           466,000    137,740
*   Next Digital, Ltd.                                       124,000      6,036
*   Nine Express, Ltd.                                       660,000     24,049
    NWS Holdings, Ltd.                                       406,508    777,679
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.   340,000     43,061
*   Orient Overseas International, Ltd.                       93,500    870,147
    Oriental Watch Holdings                                   96,400     20,343
*   Pacific Andes International Holdings, Ltd.             1,128,607      3,959
*   Pacific Basin Shipping, Ltd.                           1,578,000    344,793
    Pacific Textiles Holdings, Ltd.                          198,000    223,919
    Paliburg Holdings, Ltd.                                  222,000     94,864
*   Paradise Entertainment, Ltd.                             132,000     17,247
    PCCW, Ltd.                                             1,137,511    639,711
*   Pearl Oriental Oil, Ltd.                                 638,000     14,206
    Perfect Shape Beauty Technology, Ltd.                     88,000     10,135
#   Pico Far East Holdings, Ltd.                             370,000    152,507

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    Playmates Holdings, Ltd.                                 580,000 $   82,393
    Playmates Toys, Ltd.                                     332,000     56,497
    Polytec Asset Holdings, Ltd.                             610,000     52,699
    Power Assets Holdings, Ltd.                               53,000    524,953
    Prada SpA                                                 47,700    170,278
    Public Financial Holdings, Ltd.                           72,000     33,445
*   PYI Corp., Ltd.                                        1,406,000     30,940
    Regal Hotels International Holdings, Ltd.                170,000    133,146
#   Regina Miracle International Holdings, Ltd.               41,000     36,108
    SA SA International Holdings, Ltd.                       265,687     97,591
    Samsonite International SA                               310,200  1,299,036
    Sands China, Ltd.                                         66,000    305,679
    SAS Dragon Holdings, Ltd.                                216,000     63,872
#   SEA Holdings, Ltd.                                        72,000     84,784
*   SEEC Media Group, Ltd.                                   640,000      2,947
    Shangri-La Asia, Ltd.                                    491,166    797,644
#   Shenwan Hongyuan HK, Ltd.                                232,500     87,619
*   Shougang Concord Grand Group, Ltd.                       374,000     10,916
*   Singamas Container Holdings, Ltd.                        650,000     93,114
    Sino Land Co., Ltd.                                      361,307    595,893
    SITC International Holdings Co., Ltd.                    514,000    427,635
    Sitoy Group Holdings, Ltd.                               203,000     44,411
    SJM Holdings, Ltd.                                       695,301    695,114
    SmarTone Telecommunications Holdings, Ltd.               206,086    270,648
*   SOCAM Development, Ltd.                                   88,444     26,813
    Soundwill Holdings, Ltd.                                  25,000     62,664
*   South China Financial Holdings, Ltd.                   3,100,000     20,617
*   South China Holdings Co., Ltd.                         1,160,000     44,515
    Stella International Holdings, Ltd.                      184,000    315,368
*   Stelux Holdings International, Ltd.                       43,000      3,687
    Strong Petrochemical Holdings, Ltd.                      132,000     27,223
#*  Summit Ascent Holdings, Ltd.                              26,000      5,884
    Sun Hung Kai & Co., Ltd.                                 340,529    224,881
    Sun Hung Kai Properties, Ltd.                            133,588  2,066,908
    Swire Pacific, Ltd. Class A                               87,500    871,864
    Swire Pacific, Ltd. Class B                              117,500    208,101
    Swire Properties, Ltd.                                    69,600    240,432
    Tai Sang Land Development, Ltd.                           20,710     14,535
*   Tai United Holdings, Ltd.                                495,000     76,364
*   Talent Property Group, Ltd.                            1,845,000     22,666
    Tao Heung Holdings, Ltd.                                 144,000     29,867
    Techtronic Industries Co., Ltd.                          312,500  1,388,528
    Television Broadcasts, Ltd.                              122,400    448,054
    Texwinca Holdings, Ltd.                                  334,000    202,628
*   Tom Group, Ltd.                                          162,000     39,846
#   Town Health International Medical Group, Ltd.            320,000     24,177
    Tradelink Electronic Commerce, Ltd.                      144,000     27,272
    Transport International Holdings, Ltd.                    90,800    306,221
*   Trinity, Ltd.                                            416,000     23,963
*   TSC Group Holdings, Ltd.                                 199,000     17,576
    Tsui Wah Holdings, Ltd.                                  126,000     19,494
#*  United Laboratories International Holdings, Ltd. (The)   332,500    208,397
*   Up Energy Development Group, Ltd.                        524,000      1,623

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
*   Value Convergence Holdings, Ltd.                         64,000 $    10,645
#   Value Partners Group, Ltd.                              147,954     137,466
    Vanke Property Overseas, Ltd.                             2,000       1,254
    Vantage International Holdings, Ltd.                    164,000      23,458
    Varitronix International, Ltd.                          113,000      60,335
    Vedan International Holdings, Ltd.                      152,000      17,895
    Victory City International Holdings, Ltd.             1,233,798      41,829
    Vitasoy International Holdings, Ltd.                    210,000     448,762
    VST Holdings, Ltd.                                      291,600      77,398
#   VTech Holdings, Ltd.                                     36,100     522,161
    Wai Kee Holdings, Ltd.                                   26,000      11,792
    Water Oasis Group, Ltd.                                 228,000      30,959
    WH Group, Ltd.                                        1,598,000   1,498,351
    Wharf Holdings, Ltd. (The)                              128,000   1,087,954
    Wheelock & Co., Ltd.                                    131,000     987,150
    Win Hanverky Holdings, Ltd.                             116,000      16,323
*   Winfull Group Holdings, Ltd.                            280,000       7,024
    Wing On Co. International, Ltd.                          32,000     107,960
#   Wing Tai Properties, Ltd.                               102,000      69,806
    Wynn Macau, Ltd.                                        159,200     343,967
    Xinyi Glass Holdings, Ltd.                              760,000     785,306
#   Yeebo International Holdings, Ltd.                      106,000      58,163
    YGM Trading, Ltd.                                        20,000      18,068
    Yue Yuen Industrial Holdings, Ltd.                      230,500     951,657
                                                                    -----------
TOTAL HONG KONG                                                      68,419,535
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.                155,376     280,758
    MOL Hungarian Oil & Gas P.L.C.                           14,385   1,246,694
    OTP Bank P.L.C.                                          27,352   1,017,874
    Richter Gedeon Nyrt                                      15,943     407,890
                                                                    -----------
TOTAL HUNGARY                                                         2,953,216
                                                                    -----------
INDIA -- (2.9%)
*   3M India, Ltd.                                              122      25,483
*   Aarti Industries                                          7,444     112,289
*   Aban Offshore, Ltd.                                       7,592      21,845
    ABB India, Ltd.                                           1,905      42,243
    ACC, Ltd.                                                 7,132     192,871
    Adani Enterprises, Ltd.                                  72,180     155,667
    Adani Ports & Special Economic Zone, Ltd.                84,017     519,496
*   Adani Power, Ltd.                                       348,909     181,831
*   Adani Transmissions, Ltd.                                79,043     153,618
*   Aditya Birla Capital, Ltd.                               69,729     168,325
*   Aditya Birla Fashion and Retail, Ltd.                    73,294     197,646
    Aegis Logistics, Ltd.                                    36,650     107,975
    AIA Engineering, Ltd.                                     9,673     217,761
    Ajanta Pharma, Ltd.                                       4,978     108,421
    Akzo Nobel India, Ltd.                                    3,176      88,109
    Alembic Pharmaceuticals, Ltd.                             9,657      80,285
    Alembic, Ltd.                                            30,658      19,606
    Alkem Laboratories, Ltd.                                    694      19,699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Allahabad Bank                                            81,372 $   95,493
*   Allcargo Logistics, Ltd.                                  15,152     40,571
    Amara Raja Batteries, Ltd.                                11,770    153,237
    Ambuja Cements, Ltd.                                      97,375    399,231
*   Amtek Auto, Ltd.                                          48,317     21,392
    Anant Raj, Ltd.                                           49,377     48,751
    Andhra Bank                                               88,163     78,720
*   Apar Industries, Ltd.                                      3,922     48,014
*   Apollo Hospitals Enterprise, Ltd.                         11,454    224,698
    Apollo Tyres, Ltd.                                       112,007    464,545
    Arvind, Ltd.                                              57,700    328,687
*   Ashiana Housing, Ltd.                                      3,289      9,390
    Ashok Leyland, Ltd.                                      279,728    475,852
    Ashoka Buildcon, Ltd.                                     18,131     52,496
    Asian Paints, Ltd.                                        15,640    283,748
    Astral Polytechnik, Ltd.                                   2,393     23,311
    Atul, Ltd.                                                 3,454    118,606
    Aurobindo Pharma, Ltd.                                   106,747  1,195,551
    Axis Bank, Ltd.                                          183,452  1,488,341
    Bajaj Auto, Ltd.                                           6,148    269,417
    Bajaj Corp., Ltd.                                          9,221     57,455
    Bajaj Electricals, Ltd.                                    5,235     26,597
    Bajaj Finance, Ltd.                                       28,070    745,862
    Bajaj Finserv, Ltd.                                        8,939    697,196
*   Bajaj Hindusthan Sugar, Ltd.                             152,226     37,603
    Bajaj Holdings & Investment, Ltd.                          7,265    273,982
    Balkrishna Industries, Ltd.                               10,412    265,288
*   Ballarpur Industries, Ltd.                                70,689     18,289
    Balmer Lawrie & Co., Ltd.                                 18,406     72,003
    Balrampur Chini Mills, Ltd.                               52,284    133,879
    Banco Products India, Ltd.                                 3,892     14,139
    Bank of Baroda                                           109,728    284,304
*   Bank of India                                             83,859    216,944
*   Bank Of Maharashtra                                       32,893     15,054
    Bata India, Ltd.                                          13,096    120,166
    BEML, Ltd.                                                 5,064    136,492
    Berger Paints India, Ltd.                                 74,368    287,513
*   BF Utilities, Ltd.                                         4,550     26,938
*   BGR Energy Systems, Ltd.                                   2,982      6,985
    Bharat Electronics, Ltd.                                  91,330    254,868
*   Bharat Financial Inclusion, Ltd.                          10,060    132,230
    Bharat Forge, Ltd.                                        34,784    622,129
    Bharat Heavy Electricals, Ltd.                           128,065    289,062
    Bharat Petroleum Corp., Ltd.                              65,079    477,749
    Bharti Airtel, Ltd.                                      157,958  1,033,629
    Bharti Infratel, Ltd.                                     37,508    233,949
    Biocon, Ltd.                                              61,119    367,442
    Birla Corp., Ltd.                                          9,430    139,868
    Bliss Gvs Pharma, Ltd.                                    14,241     36,485
    Blue Dart Express, Ltd.                                      403     26,744
    Blue Star, Ltd.                                            2,257     24,393
    Bodal Chemicals, Ltd.                                     16,735     47,732
    Bombay Dyeing & Manufacturing Co., Ltd.                   38,560     49,955

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
*   Bombay Rayon Fashions, Ltd.                                  5,292 $ 12,476
    Bosch, Ltd.                                                    259   97,753
*   Brigade Enterprises, Ltd.                                    8,869   38,906
    Britannia Industries, Ltd.                                   2,752  167,078
    Cadila Healthcare, Ltd.                                     41,130  348,869
    Can Fin Homes, Ltd.                                          1,992   95,865
    Canara Bank                                                 48,751  279,318
    Capital First, Ltd.                                          4,425   53,132
    Caplin Point Laboratories, Ltd.                              5,302   56,308
    Carborundum Universal, Ltd.                                  8,630   45,743
    Care Ratings, Ltd.                                           3,191   80,374
    Castrol India, Ltd.                                         13,164   82,242
    CCL Products India, Ltd.                                    13,096   57,967
    Ceat, Ltd.                                                   7,440  217,347
*   Century Plyboards India, Ltd.                                6,288   28,960
    Century Textiles & Industries, Ltd.                         10,906  202,101
    Cera Sanitaryware, Ltd.                                      1,180   54,219
    CESC, Ltd.                                                  16,500  242,656
*   CG Power and Industrial Solutions, Ltd.                    136,819  181,100
    Chambal Fertilizers and Chemicals, Ltd.                     50,908  107,325
    Chennai Petroleum Corp., Ltd.                               11,326   68,321
    Chennai Super Kings Cricket, Ltd.                           65,357      430
    Cholamandalam Investment and Finance Co., Ltd.               7,552  141,226
    Cipla, Ltd.                                                 55,878  489,561
    City Union Bank, Ltd.                                       37,572  105,398
    Clariant Chemicals India, Ltd.                               2,206   23,212
*   Coffee Day Enterprises, Ltd.                                 6,301   24,018
    Colgate-Palmolive India, Ltd.                                9,498  160,004
    Container Corp. Of India, Ltd.                               9,568  170,457
    Coromandel International, Ltd.                              29,420  206,896
*   Corp. Bank                                                  47,980   37,927
    Cox & Kings, Ltd.                                           30,427  134,550
    CRISIL, Ltd.                                                 2,036   58,896
    Crompton Greaves Consumer Electricals, Ltd.                 78,725  268,208
    Cummins India, Ltd.                                          9,452  145,438
    Cyient, Ltd.                                                 4,225   34,563
    Dabur India, Ltd.                                           35,944  173,133
*   Dalmia Bharat Sugar & Industries, Ltd.                       4,336   10,365
*   Dalmia Bharat, Ltd.                                          8,220  340,876
    DB Corp., Ltd.                                               8,980   52,631
*   DB Realty, Ltd.                                             17,964   12,406
    DCB Bank, Ltd.                                              84,118  256,119
    DCM Shriram, Ltd.                                           12,945   74,703
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.             13,545   75,756
    Deepak Nitrite, Ltd.                                         5,702   14,523
    Delta Corp., Ltd.                                           30,239   80,347
*   DEN Networks, Ltd.                                          17,677   23,291
*   Dena Bank                                                   73,169   38,946
    Dewan Housing Finance Corp., Ltd.                           71,561  509,570
    Dhampur Sugar Mills, Ltd.                                    9,693   36,838
*   Dhanuka Agritech, Ltd.                                       2,609   30,508
*   Dish TV India, Ltd.                                         76,802   99,605
    Dishman Carbogen Amcis, Ltd.                                14,314   67,206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
*   Divi's Laboratories, Ltd.                                   10,279 $107,792
*   DLF, Ltd.                                                   91,951  276,488
    Dr Reddy's Laboratories, Ltd. ADR                           12,143  444,312
    Dredging Corp. Of India, Ltd.                                4,639   45,269
*   Dynamatic Technologies, Ltd.                                 1,070   40,039
    eClerx Services, Ltd.                                        7,056  143,045
    Eicher Motors, Ltd.                                          2,071  973,060
    EID Parry India, Ltd.                                       22,053  116,175
    EIH, Ltd.                                                   28,044   60,194
    Electrosteel Castings, Ltd.                                 29,267   15,049
    Elgi Equipments, Ltd.                                        4,602   16,998
    Emami, Ltd.                                                  4,358   75,443
    Engineers India, Ltd.                                       57,102  141,341
*   Eros International Media, Ltd.                              10,555   36,434
    Escorts, Ltd.                                               23,174  241,692
    Essel Propack, Ltd.                                         16,677   63,933
*   Eveready Industries India, Ltd.                              8,237   39,513
    Exide Industries, Ltd.                                      88,368  299,646
*   FDC, Ltd.                                                   10,793   30,457
    Federal Bank, Ltd.                                         377,941  679,963
*   Federal-Mogul Goetze India, Ltd.                             1,631   13,721
    FIEM Industries, Ltd.                                        2,558   35,770
    Finolex Cables, Ltd.                                        19,393  141,087
    Finolex Industries, Ltd.                                    15,310  145,190
*   Firstsource Solutions, Ltd.                                 78,398   44,275
*   Fortis Healthcare, Ltd.                                     54,651  132,435
*   Future Consumer, Ltd.                                       82,566   54,375
*   Future Retail, Ltd.                                         41,879  263,386
    Gabriel India, Ltd.                                         19,798   49,192
    GAIL India, Ltd.                                            81,424  477,660
    Garware Wall Ropes, Ltd.                                     1,870   25,975
    Gateway Distriparks, Ltd.                                   23,895  101,579
    Gati, Ltd.                                                  16,078   30,314
    Gayatri Projects, Ltd.                                       9,850   25,905
    GE T&D India, Ltd.                                           2,769   17,000
    GHCL, Ltd.                                                  19,423   71,442
    GIC Housing Finance, Ltd.                                    8,499   68,531
    Gillette India, Ltd.                                           708   57,950
    GlaxoSmithKline Consumer Healthcare, Ltd.                      735   62,721
    GlaxoSmithKline Pharmaceuticals, Ltd.                          514   19,162
    Glenmark Pharmaceuticals, Ltd.                              11,592  125,799
*   GMR Infrastructure, Ltd.                                   764,867  223,464
    Godfrey Phillips India, Ltd.                                 3,450   60,956
    Godrej Consumer Products, Ltd.                              12,844  207,609
*   Godrej Industries, Ltd.                                     16,321  168,763
*   Godrej Properties, Ltd.                                     17,152  138,762
    Granules India, Ltd.                                        27,599   58,610
    Graphite India, Ltd.                                        13,582   43,654
    Grasim Industries, Ltd.                                     49,807  829,570
    Great Eastern Shipping Co., Ltd. (The)                      24,793  153,010
    Greaves Cotton, Ltd.                                        35,151   88,222
    Greenply Industries, Ltd.                                   11,202   47,534
    Grindwell Norton, Ltd.                                       2,042   13,567

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Gruh Finance, Ltd.                                        22,005 $  171,231
    Gujarat Alkalies & Chemicals, Ltd.                         9,984     61,832
*   Gujarat Fluorochemicals, Ltd.                              9,624    116,570
    Gujarat Gas, Ltd.                                          7,972     94,801
    Gujarat Industries Power Co., Ltd.                         7,374     14,698
    Gujarat Mineral Development Corp., Ltd.                   40,207     89,016
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.      15,978     74,334
    Gujarat Pipavav Port, Ltd.                                25,705     59,283
    Gujarat State Fertilizers & Chemicals, Ltd.               40,083     85,961
    Gujarat State Petronet, Ltd.                              65,874    201,245
    Gulf Oil Lubricants India, Ltd.                            1,052     13,284
*   GVK Power & Infrastructure, Ltd.                          63,703     12,804
*   Hathway Cable & Datacom, Ltd.                             68,907     34,923
    Hatsun Agro Products, Ltd.                                 1,563     15,280
    Havells India, Ltd.                                       29,435    216,966
*   HCL Infosystems, Ltd.                                     36,732     27,711
    HCL Technologies, Ltd.                                    68,194    947,670
    HDFC Bank, Ltd.                                           51,927  1,442,625
    HDFC Bank, Ltd. ADR                                        2,000    193,560
*   HEG, Ltd.                                                  2,691     20,835
*   HeidelbergCement India, Ltd.                              32,536     65,417
    Heritage Foods, Ltd.                                       2,025     39,367
    Hero MotoCorp, Ltd.                                        3,652    208,206
    Hexaware Technologies, Ltd.                               39,420    161,339
    Hikal, Ltd.                                                4,156     14,337
*   Himachal Futuristic Communications, Ltd.                 241,925     68,611
    Himadri Speciality Chemical, Ltd.                         18,499     24,900
    Himatsingka Seide, Ltd.                                   24,860    137,015
    Hindalco Industries, Ltd.                                318,833  1,093,653
    Hindustan Petroleum Corp., Ltd.                           66,402    396,191
    Hindustan Unilever, Ltd.                                  12,486    225,838
    Honeywell Automation India, Ltd.                             588    113,295
*   Housing Development & Infrastructure, Ltd.               146,987    198,658
    Housing Development Finance Corp., Ltd.                   35,128    978,819
    HSIL, Ltd.                                                13,542     79,594
    HT Media, Ltd.                                            25,167     36,104
    ICICI Bank, Ltd.                                          50,380    237,227
    ICICI Bank, Ltd. Sponsored ADR                            97,108    904,075
*   IDBI Bank, Ltd.                                          221,811    206,189
    Idea Cellular, Ltd.                                      588,123    845,587
    IDFC Bank, Ltd.                                          142,144    132,005
    IDFC, Ltd.                                               142,144    129,946
*   IFB Industries, Ltd.                                       1,731     19,201
*   IFCI, Ltd.                                               304,825    128,274
    IIFL Holdings, Ltd.                                       67,491    626,429
*   IL&FS Transportation Networks, Ltd.                       35,448     50,697
    India Cements, Ltd. (The)                                 82,812    264,323
    Indiabulls Housing Finance, Ltd.                          80,939  1,484,715
    Indiabulls Ventures, Ltd.                                 10,382     30,698
    Indian Bank                                               37,162    180,861
    Indian Hotels Co., Ltd.                                   66,755    129,547
    Indian Hume Pipe Co., Ltd.                                 3,318     28,558
    Indian Oil Corp., Ltd.                                    53,620    306,419

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Indian Overseas Bank                                     175,339 $   68,332
    Indo Count Industries, Ltd.                               20,679     47,866
    Indoco Remedies, Ltd.                                      2,590      8,072
    Indraprastha Gas, Ltd.                                    10,376    190,634
    IndusInd Bank, Ltd.                                       10,157    259,533
    Infosys, Ltd.                                             92,926  1,466,030
    Infosys, Ltd. Sponsored ADR                               11,240    177,592
    Ingersoll-Rand India, Ltd.                                 4,075     54,521
*   Inox Leisure, Ltd.                                         9,065     36,138
*   Intellect Design Arena, Ltd.                              12,479     21,322
*   International Paper APPM, Ltd.                             2,357     11,704
    Ipca Laboratories, Ltd.                                    9,259     69,256
    IRB Infrastructure Developers, Ltd.                       48,779    171,889
    ITC, Ltd.                                                 75,464    335,324
    ITD Cementation India, Ltd.                               11,942     30,694
    J Kumar Infraprojects, Ltd.                               13,503     60,763
*   Jagran Prakashan, Ltd.                                    35,220     96,632
    Jain Irrigation Systems, Ltd.                            130,917    216,418
*   Jaiprakash Associates, Ltd.                              687,877    314,420
    Jammu & Kashmir Bank, Ltd. (The)                          85,852    111,653
    Jamna Auto Industries, Ltd.                                6,857     27,477
*   Jaypee Infratech, Ltd.                                   142,082     48,420
    JB Chemicals & Pharmaceuticals, Ltd.                       7,549     36,440
    JBF Industries, Ltd.                                      13,990     45,775
*   Jet Airways India, Ltd.                                    5,097     47,264
    Jindal Poly Films, Ltd.                                    3,631     21,346
    Jindal Saw, Ltd.                                          62,028     99,843
*   Jindal Stainless Hisar, Ltd.                              23,161     58,627
*   Jindal Steel & Power, Ltd.                               129,450    308,351
*   JITF Infralogistics, Ltd.                                  4,986      3,495
    JK Cement, Ltd.                                            6,182     97,348
    JK Lakshmi Cement, Ltd.                                    4,965     35,614
    JK Paper, Ltd.                                             9,141     13,886
    JK Tyre & Industries, Ltd.                                29,960     75,380
    JM Financial, Ltd.                                        70,734    132,665
    Johnson Controls-Hitachi Air Conditioning India, Ltd.      1,603     50,518
    JSW Energy, Ltd.                                         203,938    222,495
    JSW Steel, Ltd.                                          397,413  1,369,126
    Jubilant Foodworks, Ltd.                                   5,229    106,696
    Jubilant Life Sciences, Ltd.                              29,765    331,865
*   Just Dial, Ltd.                                           17,550    103,366
    Jyothy Laboratories, Ltd.                                  7,235     41,633
    Kajaria Ceramics, Ltd.                                     7,529     79,774
*   Kalpataru Power Transmission, Ltd.                        24,528    132,287
    Kalyani Steels, Ltd.                                       8,223     56,695
    Kansai Nerolac Paints, Ltd.                                7,181     50,812
    Karnataka Bank, Ltd. (The)                                67,981    163,122
    Karur Vysya Bank, Ltd. (The)                              72,791    159,332
*   Kaveri Seed Co., Ltd.                                      6,922     74,664
*   KCP, Ltd.                                                 14,267     23,036
    KEC International, Ltd.                                   36,898    175,722
    Kirloskar Brothers, Ltd.                                  11,621     44,597
    Kitex Garments, Ltd.                                       9,492     38,718

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   KNR Constructions, Ltd.                                    7,531 $   24,760
    Kolte-Patil Developers, Ltd.                               4,030     10,595
    Kotak Mahindra Bank, Ltd.                                 65,068  1,037,866
    KPIT Technologies, Ltd.                                   55,541    110,474
    KPR Mill, Ltd.                                             3,584     44,240
*   KRBL, Ltd.                                                22,196    158,867
    KSB Pumps, Ltd.                                            1,172     13,619
    Kwality, Ltd.                                             27,994     63,524
    L&T Finance Holdings, Ltd.                               188,906    514,844
    Lakshmi Machine Works, Ltd.                                  669     61,703
    Lakshmi Vilas Bank, Ltd. (The)                            23,757     66,268
    Larsen & Toubro, Ltd.                                     28,679    533,377
    LG Balakrishnan & Bros, Ltd.                               1,362     15,947
    LIC Housing Finance, Ltd.                                 83,951    901,390
    Linde India, Ltd.                                          5,728     38,957
    Lupin, Ltd.                                               12,300    197,682
    Mahindra & Mahindra Financial Services, Ltd.              73,854    461,135
    Mahindra & Mahindra, Ltd.                                 50,626  1,109,265
    Mahindra & Mahindra, Ltd. Sponsored GDR                   12,272    264,712
*   Mahindra CIE Automotive, Ltd.                             13,377     52,156
    Mahindra Holidays & Resorts India, Ltd.                    9,011     57,546
    Mahindra Lifespace Developers, Ltd.                        6,749     44,285
    Man Infraconstruction, Ltd.                               22,903     23,168
    Manappuram Finance, Ltd.                                 190,164    316,211
*   Mangalore Refinery & Petrochemicals, Ltd.                 63,805    123,059
    Marico, Ltd.                                              44,813    232,694
    Marksans Pharma, Ltd.                                     69,107     45,695
    Maruti Suzuki India, Ltd.                                  7,420    895,648
    Max Financial Services, Ltd.                              25,751    244,449
*   MAX India, Ltd.                                           26,905     62,691
*   Max Ventures & Industries, Ltd.                            5,381      6,958
    Mayur Uniquoters, Ltd.                                     3,760     21,172
    McLeod Russel India, Ltd.                                 24,846     67,899
    Meghmani Organics, Ltd.                                   25,968     21,037
    Mercator, Ltd.                                            59,332     37,728
    Merck, Ltd.                                                2,147     41,124
    Minda Corp., Ltd.                                          6,994     11,479
    Minda Industries, Ltd.                                     3,193     39,438
    MindTree, Ltd.                                            31,048    230,535
    Mirza International, Ltd.                                 11,206     27,079
    Monsanto India, Ltd.                                          98      4,178
*   Motherson Sumi Systems, Ltd.                              66,076    334,912
    Motilal Oswal Financial Services, Ltd.                     6,733    111,970
    Mphasis, Ltd.                                             15,087    141,578
    MRF, Ltd.                                                    486    523,306
    Muthoot Finance, Ltd.                                     23,636    174,737
*   Nagarjuna Fertilizers & Chemicals, Ltd.                   69,051     14,930
    Natco Pharma, Ltd.                                        12,555    191,313
    National Aluminium Co., Ltd.                             193,656    211,233
    Nava Bharat Ventures, Ltd.                                27,373     58,671
    Navin Fluorine International, Ltd.                         3,575     38,758
*   Navkar Corp., Ltd.                                         7,149     22,606
    Navneet Education, Ltd.                                   17,351     44,404

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    NCC, Ltd.                                                  165,699 $230,255
*   NESCO, Ltd.                                                    625   23,929
    Nestle India, Ltd.                                           1,275  134,451
    Neuland Laboratories, Ltd.                                     504   11,340
    NHPC, Ltd.                                                 168,062   79,613
    NIIT Technologies, Ltd.                                     12,245   97,808
    Nilkamal, Ltd.                                               1,989   58,015
    NOCIL, Ltd.                                                 25,360   57,047
    NTPC, Ltd.                                                  82,106  209,996
*   Oberoi Realty, Ltd.                                         25,372  151,775
*   OCL India, Ltd.                                                847   16,254
    Oil & Natural Gas Corp., Ltd.                               29,660   78,141
    Oil India, Ltd.                                             25,908  117,511
    Omaxe, Ltd.                                                 14,260   45,457
    OnMobile Global, Ltd.                                       13,911   13,994
    Oracle Financial Services Software, Ltd.                     2,808  159,378
    Orient Cement, Ltd.                                          9,034   21,958
    Oriental Bank of Commerce                                   43,463   99,925
    Page Industries, Ltd.                                          620  158,629
*   Patel Engineering, Ltd.                                     20,188   25,934
    PC Jeweller, Ltd.                                           26,664  106,356
    Persistent Systems, Ltd.                                     7,632   77,011
    Petronet LNG, Ltd.                                         113,496  358,745
    Pfizer, Ltd.                                                 2,484   69,450
    Phillips Carbon Black, Ltd.                                  4,718   42,903
    Phoenix Mills, Ltd. (The)                                   10,503   80,055
    PI Industries, Ltd.                                          5,791   68,942
    Pidilite Industries, Ltd.                                   11,464  141,734
    Piramal Enterprises, Ltd.                                   10,493  483,077
*   Polaris Consulting & Services, Ltd.                          7,820   28,161
    Power Finance Corp., Ltd.                                  214,048  415,220
    Power Grid Corp. of India, Ltd.                             75,063  260,800
    Prabhat Dairy, Ltd.                                         11,670   24,013
*   Praj Industries, Ltd.                                       38,085   45,811
*   Prakash Industries, Ltd.                                    18,220   40,461
*   Prestige Estates Projects, Ltd.                             43,808  183,631
    Procter & Gamble Hygiene & Health Care, Ltd.                   791   99,249
    PTC India Financial Services, Ltd.                          51,751   32,414
    PTC India, Ltd.                                             75,922  142,956
*   Punjab & Sind Bank                                          15,909   13,546
*   Punjab National Bank                                        98,742  250,190
    PVR, Ltd.                                                    8,235  172,314
    Radico Khaitan, Ltd.                                        19,617   43,063
    Rain Industries, Ltd.                                       51,180  103,468
    Rajesh Exports, Ltd.                                        24,427  271,061
    Rallis India, Ltd.                                          14,230   53,514
    Ramco Cements, Ltd. (The)                                   21,651  229,567
    Ramco Industries, Ltd.                                       6,675   24,087
    Rashtriya Chemicals & Fertilizers, Ltd.                     39,060   53,005
*   RattanIndia Power, Ltd.                                    305,973   31,713
    Raymond, Ltd.                                               13,999  172,470
    Redington India, Ltd.                                       44,129  102,931
    Relaxo Footwears, Ltd.                                       3,596   26,690

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Reliance Communications, Ltd.                            314,737 $  128,698
*   Reliance Defence and Engineering, Ltd.                    41,874     40,555
    Reliance Industries, Ltd.                                 62,060  1,562,471
    Reliance Industries, Ltd. GDR(759470107)                   4,141    205,394
    Reliance Industries, Ltd. GDR(B16CYP903)                   9,355    463,415
    Reliance Infrastructure, Ltd.                             28,168    231,816
*   Reliance Power, Ltd.                                     225,835    158,919
    Repco Home Finance, Ltd.                                   5,419     62,938
*   Rolta India, Ltd.                                         34,772     31,516
    Rural Electrification Corp., Ltd.                        231,469    630,635
    Sadbhav Engineering, Ltd.                                  6,929     31,655
    Sangam India, Ltd.                                         2,880     11,869
    Sanghvi Movers, Ltd.                                       6,071     22,070
    Sanofi India, Ltd.                                         1,931    129,378
    Schaeffler India, Ltd.                                     1,115     78,731
    Sharda Cropchem, Ltd.                                      5,292     39,079
    Shilpa Medicare, Ltd.                                      3,332     34,327
*   Shipping Corp. of India, Ltd.                             48,621     62,645
    Shree Cement, Ltd.                                         1,212    354,317
    Shriram City Union Finance, Ltd.                           1,488     53,038
    Shriram Transport Finance Co., Ltd.                       31,868    508,615
*   Shyam Century Ferrous, Ltd.                                6,288        889
    Siemens, Ltd.                                              1,769     39,939
    Simplex Infrastructures, Ltd.                              3,825     28,697
    Sintex Industries, Ltd.                                  132,335     76,846
*   Sintex Plastics Technology, Ltd.                         132,335    176,271
    SJVN, Ltd.                                                85,579     44,431
    SKF India, Ltd.                                            3,506     85,413
    Skipper, Ltd.                                              4,215     15,115
    SML ISUZU, Ltd.                                            2,162     37,791
    Sobha, Ltd.                                               18,832    117,389
    Solar Industries India, Ltd.                               1,211     16,853
    Somany Ceramics, Ltd.                                        902     11,246
    Sonata Software, Ltd.                                     14,463     37,639
    South Indian Bank, Ltd. (The)                            430,148    202,888
    SREI Infrastructure Finance, Ltd.                         85,602    156,071
    SRF, Ltd.                                                  8,369    198,060
*   Star Cement, Ltd.                                          8,363     16,556
    State Bank of India                                       92,382    450,291
    State Bank of India GDR(513109900)                           226     10,914
    State Bank of India GDR(856552203)                           490     23,716
*   Steel Authority of India, Ltd.                           115,173    113,583
    Sterlite Technologies, Ltd.                               45,756    150,606
    Strides Shasun, Ltd.                                       8,453    139,160
    Subros, Ltd.                                               7,463     27,643
    Sudarshan Chemical Industries, Ltd.                        3,663     23,677
    Sun Pharmaceutical Industries, Ltd.                       63,840    527,711
    Sun TV Network, Ltd.                                      39,645    483,393
    Sundram Fasteners, Ltd.                                   24,211    155,872
    Sunteck Realty, Ltd.                                      16,128     57,660
    Supreme Industries, Ltd.                                  13,945    241,963
    Supreme Petrochem, Ltd.                                   17,029     92,555
    Surya Roshni, Ltd.                                        10,195     44,707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Suzlon Energy, Ltd.                                      677,828 $  200,182
    Swaraj Engines, Ltd.                                       1,485     48,603
    Symphony, Ltd.                                             1,621     36,378
*   Syndicate Bank                                            92,012    105,569
    Syngene International, Ltd.                                1,411     10,422
    TAKE Solutions, Ltd.                                      15,100     34,964
    Tamil Nadu Newsprint & Papers, Ltd.                       12,488     72,258
    Tata Chemicals, Ltd.                                      27,797    268,039
    Tata Communications, Ltd.                                 12,550    131,371
    Tata Consultancy Services, Ltd.                           17,462    678,975
    Tata Elxsi, Ltd.                                           4,728    128,834
    Tata Global Beverages, Ltd.                              136,535    362,086
*   Tata Motors, Ltd.                                        151,267  1,047,865
    Tata Power Co., Ltd. (The)                               271,470    347,026
    Tata Steel, Ltd.                                         114,871  1,016,224
*   Tata Teleservices Maharashtra, Ltd.                      202,759     24,494
    TCI Express, Ltd.                                          3,908     33,275
    Tech Mahindra, Ltd.                                       45,860    275,153
    Techno Electric & Engineering Co., Ltd.                    1,973     11,212
    Thermax, Ltd.                                              5,973     80,786
    Thomas Cook India, Ltd.                                    5,157     18,100
    Tide Water Oil Co India, Ltd.                                138     12,671
    Time Technoplast, Ltd.                                    26,677     68,063
    Timken India, Ltd.                                         5,879     65,929
    Titagarh Wagons, Ltd.                                     15,510     29,537
    Titan Co., Ltd.                                           17,242    146,158
    Torrent Pharmaceuticals, Ltd.                              8,466    173,478
    Torrent Power, Ltd.                                       29,991     84,793
    Transport Corp. of India, Ltd.                            11,637     57,131
    Trent, Ltd.                                                6,550     27,450
    Trident, Ltd.                                             32,522     41,933
*   Triveni Engineering & Industries, Ltd.                    30,673     38,621
    Triveni Turbine, Ltd.                                     34,817     77,192
    TTK Prestige, Ltd.                                           355     35,262
    Tube Investments of India, Ltd.                           22,665    275,857
*   TV18 Broadcast, Ltd.                                     190,935    118,994
    TVS Motor Co., Ltd.                                       34,636    314,132
*   TVS Srichakra, Ltd.                                          120      6,749
*   UCO Bank                                                 163,070     84,446
    Uflex, Ltd.                                               15,054    104,254
    UFO Moviez India, Ltd.                                     5,376     31,458
    Ultratech Cement, Ltd.                                     4,462    282,641
    Unichem Laboratories, Ltd.                                16,164     66,589
*   Union Bank of India                                       74,597    184,127
*   Unitech, Ltd.                                            958,605    130,786
    United Breweries, Ltd.                                     6,518     82,812
*   United Spirits, Ltd.                                       5,422    214,154
    UPL, Ltd.                                                 86,770  1,182,857
    V-Guard Industries, Ltd.                                  18,592     52,167
    VA Tech Wabag, Ltd.                                       10,769    102,248
    Vakrangee, Ltd.                                           37,386    256,763
*   Vardhman Textiles, Ltd.                                    6,586    125,557
    Vedanta, Ltd.                                            239,791  1,044,593

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Vedanta, Ltd. ADR                                        28,241 $   497,049
    Venky's India, Ltd.                                       1,145      37,707
*   Videocon Industries, Ltd.                                32,482      12,551
    Vijaya Bank                                              99,496     108,623
    Vinati Organics, Ltd.                                     5,750      92,717
    VIP Industries, Ltd.                                     10,856      29,100
    Voltas, Ltd.                                             27,567     216,875
    VRL Logistics, Ltd.                                       9,729      49,331
    VST Industries, Ltd.                                        351      16,857
    WABCO India, Ltd.                                           446      38,072
    Welspun Corp., Ltd.                                      36,901      74,630
    Welspun India, Ltd.                                     118,610     152,110
    West Coast Paper Mills, Ltd.                              8,293      26,009
*   Whirlpool of India, Ltd.                                  4,188      76,547
    Wipro, Ltd.                                             159,764     719,029
    Wockhardt, Ltd.                                           9,139      86,565
    Yes Bank, Ltd.                                           65,619   1,853,198
    Zee Entertainment Enterprises, Ltd.                      39,386     331,558
    Zensar Technologies, Ltd.                                 4,461      55,727
                                                                    -----------
TOTAL INDIA                                                          90,848,740
                                                                    -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                         1,147,000      95,605
    Adaro Energy Tbk PT                                   6,459,400     865,098
    Adhi Karya Persero Tbk PT                               784,987     130,708
    Agung Podomoro Land Tbk PT                            2,441,400      41,041
    AKR Corporindo Tbk PT                                   257,200     133,192
    Alam Sutera Realty Tbk PT                             4,425,100     106,958
*   Aneka Tambang Persero Tbk PT                          3,299,420     170,840
    Arwana Citramulia Tbk PT                                232,600       7,715
    Asahimas Flat Glass Tbk PT                               86,500      41,411
    Astra Agro Lestari Tbk PT                               211,589     233,812
    Astra International Tbk PT                            1,459,400     873,227
    Bank Bukopin Tbk                                      1,262,200      56,331
    Bank Central Asia Tbk PT                                388,600     545,613
    Bank Danamon Indonesia Tbk PT                           822,263     351,615
    Bank Mandiri Persero Tbk PT                           1,033,509   1,057,877
    Bank Negara Indonesia Persero Tbk PT                    836,920     467,599
*   Bank Pan Indonesia Tbk PT                             1,316,000     107,132
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT    894,500     138,952
    Bank Pembangunan Daerah Jawa Timur Tbk PT             1,178,900      55,716
*   Bank Permata Tbk PT                                   1,083,325      57,331
    Bank Rakyat Indonesia Persero Tbk PT                  1,015,700   1,125,366
    Bank Tabungan Negara Persero Tbk PT                   1,893,441     369,440
    Bank Tabungan Pensiunan Nasional Tbk PT                  54,000      10,215
*   Barito Pacific Tbk PT                                 2,185,000     273,073
*   Bayan Resources Tbk PT                                   16,000       7,791
    Bekasi Fajar Industrial Estate Tbk PT                 2,056,600      47,843
*   Benakat Integra Tbk PT                                3,406,400      27,360
    BISI International Tbk PT                               468,500      53,814
    Bumi Serpong Damai Tbk PT                             2,092,800     281,099
*   Bumi Teknokultura Unggul Tbk PT                         287,600      23,316
    Charoen Pokphand Indonesia Tbk PT                       971,000     194,462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                            ---------- --------
INDONESIA -- (Continued)
    Ciputra Development Tbk PT                               4,791,071 $372,184
*   Citra Marga Nusaphala Persada Tbk PT                       517,167   52,175
*   Delta Dunia Makmur Tbk PT                                2,899,300  173,025
*   Eagle High Plantations Tbk PT                            4,587,600   75,042
    Elnusa Tbk PT                                            1,814,900   36,514
*   Energi Mega Persada Tbk PT                                 869,062    3,262
    Erajaya Swasembada Tbk PT                                  382,200   18,350
*   Eureka Prima Jakarta Tbk PT                                764,400    6,710
    Gajah Tunggal Tbk PT                                       689,200   49,623
*   Garuda Indonesia Persero Tbk PT                          1,784,500   46,366
    Global Mediacom Tbk PT                                   2,289,300   89,291
    Gudang Garam Tbk PT                                         31,000  177,119
*   Hanson International Tbk PT                             16,859,600  164,503
    Holcim Indonesia Tbk PT                                    435,500   25,507
    Indah Kiat Pulp & Paper Corp. Tbk PT                       980,300  203,840
*   Indika Energy Tbk PT                                       809,600   50,127
    Indo Tambangraya Megah Tbk PT                              141,800  212,850
    Indocement Tunggal Prakarsa Tbk PT                         177,400  232,863
    Indofood CBP Sukses Makmur Tbk PT                          102,500   64,217
    Indofood Sukses Makmur Tbk PT                            1,242,500  780,919
    Indosat Tbk PT                                             176,750   86,232
*   Inovisi Infracom Tbk PT                                      7,778       13
    Intiland Development Tbk PT                              2,790,300   84,190
    Japfa Comfeed Indonesia Tbk PT                           1,759,400  153,777
    Jasa Marga Persero Tbk PT                                  255,626  112,231
    Kalbe Farma Tbk PT                                       2,130,000  277,208
    Kawasan Industri Jababeka Tbk PT                         5,953,389  142,066
    KMI Wire & Cable Tbk PT                                    334,500   12,154
*   Krakatau Steel Persero Tbk PT                            1,620,437   72,351
*   Kresna Graha Investama Tbk PT                              962,300   30,333
*   Lippo Cikarang Tbk PT                                      220,300   72,598
    Lippo Karawaci Tbk PT                                    6,010,450  322,491
    Malindo Feedmill Tbk PT                                    371,200   26,738
    Matahari Department Store Tbk PT                           202,500  192,518
*   Matahari Putra Prima Tbk PT                                267,600   12,854
    Mayora Indah Tbk PT                                      3,120,825  434,614
*   Medco Energi Internasional Tbk PT                          543,800  108,574
    Media Nusantara Citra Tbk PT                             1,031,400  139,250
    Mitra Adiperkasa Tbk PT                                    260,000  122,925
    Mitra Keluarga Karyasehat Tbk PT                           117,300   19,718
*   MNC Investama Tbk PT                                     9,936,200   81,278
    Modernland Realty Tbk PT                                 2,774,000   57,876
    Multipolar Tbk PT                                        5,121,500   79,981
    Nippon Indosari Corpindo Tbk PT                            121,500   11,400
*   Nirvana Development Tbk PT                                 911,900    5,067
*   Nusantara Infrastructure Tbk PT                          3,043,000   30,827
    Pabrik Kertas Tjiwi Kimia Tbk PT                           313,000   27,720
    Pakuwon Jati Tbk PT                                      3,888,700  207,142
    Pan Brothers Tbk PT                                      1,291,500   48,949
*   Panin Financial Tbk PT                                   5,154,600   96,676
    Pembangunan Perumahan Persero Tbk PT                       608,154  138,374
    Perusahaan Gas Negara Persero Tbk                        1,154,200  194,889
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT    1,347,700  142,539

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    Ramayana Lestari Sentosa Tbk PT                       1,460,024 $   103,557
    Salim Ivomas Pratama Tbk PT                           1,950,400      74,666
    Sawit Sumbermas Sarana Tbk PT                           454,000      49,914
*   Sekawan Intipratama Tbk PT                            1,471,800       3,424
    Semen Baturaja Persero Tbk PT                           772,600     191,356
    Semen Indonesia Persero Tbk PT                          711,700     531,207
*   Sentul City Tbk PT                                    9,187,800      63,435
*   Siloam International Hospitals Tbk PT                    16,425      11,896
    Sri Rejeki Isman Tbk PT                               3,898,800      98,838
*   Sugih Energy Tbk PT                                   1,969,100       7,389
    Summarecon Agung Tbk PT                               3,131,000     230,199
    Surya Citra Media Tbk PT                                307,600      54,480
    Surya Semesta Internusa Tbk PT                          812,400      41,783
    Tambang Batubara Bukit Asam Persero Tbk PT              286,900     282,021
    Telekomunikasi Indonesia Persero Tbk PT                  35,000      12,301
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR    11,510     403,195
    Tempo Scan Pacific Tbk PT                               206,900      30,042
*   Tiga Pilar Sejahtera Food Tbk                           839,100      82,184
    Timah Persero Tbk PT                                  1,015,156      61,325
    Tiphone Mobile Indonesia Tbk PT                         784,500      73,900
    Tower Bersama Infrastructure Tbk PT                     255,500     129,261
*   Truba Alam Manunggal Engineering PT                   2,841,000       2,345
    Tunas Baru Lampung Tbk PT                               879,500      98,046
    Tunas Ridean Tbk PT                                     537,500      44,361
    Unilever Indonesia Tbk PT                                41,600     152,775
    United Tractors Tbk PT                                  593,024   1,338,993
*   Vale Indonesia Tbk PT                                   977,400     177,315
*   Visi Media Asia Tbk PT                                2,351,300      55,389
    Waskita Karya Persero Tbk PT                          1,822,063     326,752
    Wijaya Karya Beton Tbk PT                               415,300      18,869
    Wijaya Karya Persero Tbk PT                           1,064,859     166,161
*   XL Axiata Tbk PT                                        619,700     156,290
                                                                    -----------
TOTAL INDONESIA                                                      19,405,261
                                                                    -----------
IRELAND -- (0.4%)
*   Bank of Ireland Group P.L.C.                            209,253   1,746,382
    C&C Group P.L.C.                                        123,102     445,882
    CRH P.L.C.                                                1,971      69,184
    CRH P.L.C. Sponsored ADR                                 68,877   2,415,516
    Datalex P.L.C.                                            5,347      23,880
*   FBD Holdings P.L.C.                                       6,284      62,867
    Glanbia P.L.C.                                           41,042     849,621
    IFG Group P.L.C.                                         10,052      20,833
*   Independent News & Media P.L.C.                          79,753      10,552
    Irish Continental Group P.L.C.                           28,695     182,296
*   Kenmare Resources P.L.C.                                    385       1,287
    Kerry Group P.L.C. Class A                               14,315   1,295,688
    Kingspan Group P.L.C.                                    50,428   1,679,698
    Paddy Power Betfair P.L.C.(BWXC0Z1)                       2,126     212,319
    Paddy Power Betfair P.L.C.(BWT6H89)                      11,801   1,182,317

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                               55,531 $ 1,651,549
                                                                    -----------
TOTAL IRELAND                                                        11,849,871
                                                                    -----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                          44,678       3,413
*   Africa Israel Properties, Ltd.                            4,516      89,927
*   Airport City, Ltd.                                       14,811     195,684
    Albaad Massuot Yitzhak, Ltd.                                638      10,375
*   Allot Communications, Ltd.                                3,478      17,288
    Alrov Properties and Lodgings, Ltd.                       2,406      69,212
    Amot Investments, Ltd.                                   23,559     125,049
    Arad, Ltd.                                                1,491      15,235
*   AudioCodes, Ltd.                                          3,346      22,804
    Avgol Industries 1953, Ltd.                              16,963      20,819
*   Azorim-Investment Development & Construction Co., Ltd.   10,744      10,259
    Azrieli Group, Ltd.                                       2,901     158,521
    Bank Hapoalim BM                                        254,790   1,764,880
    Bank Leumi Le-Israel BM                                 350,098   1,681,922
    Bayside Land Corp.                                          246     105,909
    Bezeq The Israeli Telecommunication Corp., Ltd.         265,698     394,467
    Big Shopping Centers, Ltd.                                  907      63,541
    Blue Square Real Estate, Ltd.                             1,707      78,043
*   Camtek, Ltd.                                              1,941      10,376
*   Cellcom Israel, Ltd.(M2196U109)                          11,977     111,386
*   Cellcom Israel, Ltd.(B23WQK8)                            15,186     140,984
*   Ceragon Networks, Ltd.                                   16,269      37,774
*   Clal Biotechnology Industries, Ltd.                      14,222      15,091
*   Clal Insurance Enterprises Holdings, Ltd.                 7,386     119,587
*   Compugen, Ltd.                                            2,287       9,007
    Delek Automotive Systems, Ltd.                            9,919      82,013
    Delek Group, Ltd.                                         1,624     332,574
    Delta-Galil Industries, Ltd.                              5,332     147,664
    Direct Insurance Financial Investments, Ltd.              6,685      71,677
    El Al Israel Airlines                                   165,971     157,923
    Elbit Systems, Ltd.(M3760D101)                            1,800     226,836
    Elbit Systems, Ltd.(6308913)                              2,679     338,265
    Electra Consumer Products 1970, Ltd.                      4,120      80,793
    Electra, Ltd.                                               693     137,041
*   Equital, Ltd.                                               537      12,757
*   Evogene, Ltd.                                             1,612       7,884
    First International Bank Of Israel, Ltd.                 19,943     364,003
    FMS Enterprises Migun, Ltd.                                 917      34,048
    Formula Systems 1985, Ltd.                                4,716     172,992
    Fox Wizel, Ltd.                                           3,305      68,563
    Frutarom Industries, Ltd.                                 8,502     602,813
*   Gilat Satellite Networks, Ltd.                           13,515      73,927
*   Hadera Paper, Ltd.                                          709      43,328
    Hamlet Israel-Canada, Ltd.                                1,158      16,750
    Harel Insurance Investments & Financial Services, Ltd.   42,579     253,195
    Hilan, Ltd.                                               4,655      84,497
    IDI Insurance Co., Ltd.                                   1,208      68,884
*   Industrial Buildings Corp., Ltd.                         13,096      17,746
    Inrom Construction Industries, Ltd.                       7,745      35,778

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ISRAEL -- (Continued)
    Israel Chemicals, Ltd.                                   64,027 $   305,107
*   Israel Discount Bank, Ltd. Class A                      260,709     672,079
*   Jerusalem Oil Exploration                                 5,574     295,761
*   Kamada, Ltd.                                              6,921      31,169
*   Kenon Holdings, Ltd.                                      3,303      45,972
    Kerur Holdings, Ltd.                                        894      25,256
    Klil Industries, Ltd.                                       167      18,694
    Matrix IT, Ltd.                                          14,912     153,256
    Maytronics, Ltd.                                         10,664      38,108
#*  Mazor Robotics, Ltd. Sponsored ADR                          641      25,627
    Melisron, Ltd.                                            4,702     239,674
    Menora Mivtachim Holdings, Ltd.                           6,823      82,707
    Migdal Insurance & Financial Holding, Ltd.              138,167     141,730
    Mizrahi Tefahot Bank, Ltd.                               53,753     971,312
*   Naphtha Israel Petroleum Corp., Ltd.                     15,300     104,229
    Neto ME Holdings, Ltd.                                      124      12,119
    NIice, Ltd. Sponsored ADR                                 7,239     540,464
*   Nova Measuring Instruments, Ltd.                          6,405     150,761
    Oil Refineries, Ltd.                                    474,955     220,852
*   Partner Communications Co., Ltd.                         54,047     273,870
*   Partner Communications Co., Ltd. ADR                      1,600       7,824
    Paz Oil Co., Ltd.                                         2,169     362,118
*   Phoenix Holdings, Ltd. (The)                             25,105     106,793
    Plasson Industries, Ltd.                                    634      23,322
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      1,682      80,093
    Scope Metals Group, Ltd.                                  2,522      70,552
    Shapir Engineering and Industry, Ltd.                    16,481      55,047
    Shikun & Binui, Ltd.                                    115,380     265,313
    Shufersal, Ltd.                                          21,302     115,742
    Strauss Group, Ltd.                                       9,128     174,802
    Summit Real Estate Holdings, Ltd.                           968       6,351
    Tadiran Holdings, Ltd.                                      384      10,358
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR       67,449   2,169,834
*   Tower Semiconductor, Ltd.(M87915274)                     12,735     333,020
*   Tower Semiconductor, Ltd.(6320605)                        4,323     114,967
*   Union Bank of Israel                                      4,714      24,246
                                                                    -----------
TOTAL ISRAEL                                                         16,972,633
                                                                    -----------
ITALY -- (2.1%)
    A2A SpA                                                 552,999     940,718
    ACEA SpA                                                 22,145     332,430
*   Aeffe SpA                                                11,360      24,083
    Amplifon SpA                                             20,340     291,550
    Anima Holding SpA                                        69,872     567,048
*   Ansaldo STS SpA                                          24,656     338,365
*   Arnoldo Mondadori Editore SpA                            71,829     149,626
    Ascopiave SpA                                            31,833     130,445
    Assicurazioni Generali SpA                              239,827   4,350,031
    Astaldi SpA                                              22,586     150,025
    Atlantia SpA                                             27,083     823,834
    Autogrill SpA                                            24,680     293,028
    Azimut Holding SpA                                       21,356     478,488
#*  Banca Carige SpA                                        289,369      86,863

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
ITALY -- (Continued)
    Banca Generali SpA                                       11,534 $  409,153
    Banca IFIS SpA                                           10,332    484,887
    Banca Mediolanum SpA                                    120,468  1,053,353
*   Banca Monte dei Paschi di Siena SpA                       3,026     40,514
    Banca Popolare di Sondrio SCPA                          170,955    745,989
    Banca Profilo SpA                                        61,003     15,404
*   Banco BPM SpA                                           407,233  1,483,225
    Banco di Desio e della Brianza SpA                       12,951     38,172
    BasicNet SpA                                             15,391     71,956
    BE                                                       66,757     67,910
    Biesse SpA                                                3,608    137,497
    BPER Banca                                              168,835    927,502
    Brembo SpA                                               38,795    596,570
    Brunello Cucinelli SpA                                    1,834     53,875
    Buzzi Unicem SpA                                         26,107    661,196
    Cairo Communication SpA                                  15,597     72,641
    Cementir Holding SpA                                     27,672    197,120
    Cerved Information Solutions SpA                         32,302    370,461
    CIR-Compagnie Industriali Riunite SpA                   143,454    213,489
    CNH Industrial NV                                       187,473  2,171,582
    Credito Emiliano SpA                                     35,535    306,514
#*  Credito Valtellinese SpA                                 40,226    194,995
*   d'Amico International Shipping SA                        69,418     21,575
    Danieli & C Officine Meccaniche SpA                       6,446    166,044
    Datalogic SpA                                             4,298    131,964
    Davide Campari-Milano SpA                               124,346    919,212
    De' Longhi SpA                                            9,056    297,832
    DiaSorin SpA                                              4,723    411,930
    Ei Towers SpA                                             8,273    506,111
    El.En. SpA                                                3,012     88,287
    Emak SpA                                                 11,096     20,743
    Enel SpA                                                371,437  2,118,786
    Eni SpA                                                 231,731  3,669,029
    Eni SpA Sponsored ADR                                    26,710    843,502
    ePrice SpA                                                3,108     13,659
    ERG SpA                                                  24,058    343,777
    Esprinet SpA                                             11,424     88,241
*   Eurotech SpA                                             11,463     17,658
    Falck Renewables SpA                                     79,144    118,829
    Ferrari NV                                               17,952  1,889,124
*   Fiat Chrysler Automobiles NV(N31738102)                  42,168    509,811
*   Fiat Chrysler Automobiles NV(BRJFWP3)                   227,603  2,744,518
    Fila SpA                                                    442      9,756
    FinecoBank Banca Fineco SpA                              87,872    770,140
    FNM SpA                                                  37,047     23,556
*   GEDI Gruppo Editoriale SpA                               44,671     41,464
#   Geox SpA                                                 25,019     99,291
    Gruppo MutuiOnline SpA                                    4,914     78,529
    Hera SpA                                                236,632    765,171
*   IMMSI SpA                                                84,673     45,900
    Industria Macchine Automatiche SpA                        3,521    349,006
    Infrastrutture Wireless Italiane SpA                     34,072    220,023
*   Intek Group SpA                                          98,399     34,727

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    Interpump Group SpA                                       17,064 $  519,194
    Intesa Sanpaolo SpA                                      873,942  3,008,482
    Iren SpA                                                 122,150    310,841
    Italgas SpA                                               75,143    413,718
    Italmobiliare SpA                                          1,680     47,728
*   Juventus Football Club SpA                               149,340    105,014
    La Doria SpA                                               4,431     53,786
    Leonardo SpA                                             110,299  1,922,106
    Luxottica Group SpA                                        8,362    482,731
    Maire Tecnimont SpA                                       24,395    136,861
    MARR SpA                                                   5,869    150,484
*   Mediaset SpA                                             308,562  1,206,188
    Mediobanca SpA                                           137,944  1,439,254
    Moncler SpA                                               20,356    546,647
    Nice SpA                                                   5,275     22,472
    OVS SpA                                                   20,357    153,991
    Panariagroup Industrie Ceramiche SpA                       3,251     21,586
    Parmalat SpA                                             102,276    370,635
    Piaggio & C SpA                                          103,982    288,667
    Prima Industrie SpA                                        1,431     44,597
    Prysmian SpA                                              45,328  1,449,857
    RAI Way SpA                                                5,843     32,155
    Recordati SpA                                             19,414    828,697
    Reply SpA                                                    882    186,473
*   Retelit SpA                                               46,396     71,227
*   Rizzoli Corriere Della Sera Mediagroup SpA                 7,943     11,407
    Sabaf SpA                                                  2,072     37,392
    SAES Getters SpA                                           2,892     60,735
*   Safilo Group SpA                                          14,091    108,039
*   Saipem SpA                                               226,175    928,035
    Salini Impregilo SpA                                      99,517    349,574
    Salvatore Ferragamo SpA                                    6,735    195,223
    Saras SpA                                                249,466    573,995
    SAVE SpA                                                   1,963     48,613
    Servizi Italia SpA                                         2,633     13,593
*   Snaitech SpA                                              41,063     79,457
    Snam SpA                                                  97,484    461,223
    Societa Cattolica di Assicurazioni SCRL                   67,710    585,514
    Societa Iniziative Autostradali e Servizi SpA             24,963    343,489
*   Sogefi SpA                                                33,393    169,379
    SOL SpA                                                   10,344    125,545
*   Telecom Italia SpA                                     2,368,610  2,436,850
*   Telecom Italia SpA Sponsored ADR                          48,868    508,227
    Tenaris SA ADR                                             8,006    252,509
    Terna Rete Elettrica Nazionale SpA                       183,955  1,050,890
*   Tiscali SpA                                              763,357     36,555
    Tod's SpA                                                  5,252    364,870
*   Trevi Finanziaria Industriale SpA                         34,212     29,127
    TXT e-solutions SpA                                        1,102     15,709
*   UniCredit SpA                                            201,665  3,963,510
    Unione di Banche Italiane SpA                            381,114  1,841,190
    Unipol Gruppo Finanziario SpA                            174,446    816,701
    UnipolSai Assicurazioni SpA                              364,688    843,079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Vittoria Assicurazioni SpA                                9,979 $   139,854
#*  Yoox Net-A-Porter Group SpA                               6,522     216,024
    Zignago Vetro SpA                                         5,465      48,628
                                                                    -----------
TOTAL ITALY                                                          67,097,061
                                                                    -----------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)                                     140,000     721,787
    A&D Co., Ltd.                                             5,400      22,438
    ABC-Mart, Inc.                                            3,400     193,871
    Achilles Corp.                                            5,600      98,651
*   Acom Co., Ltd.                                            9,900      42,161
    AD Works Co., Ltd.                                       62,800      26,768
    Adastria Co., Ltd.                                       12,880     321,755
    ADEKA Corp.                                              35,300     541,897
    Advan Co., Ltd.                                           7,000      63,299
    Advantest Corp.                                          19,900     364,180
    Aeon Co., Ltd.                                          196,905   2,966,965
    Aeon Delight Co., Ltd.                                    5,800     193,755
    Aeon Fantasy Co., Ltd.                                    3,700     113,952
    AEON Financial Service Co., Ltd.                         32,800     713,896
    Aeon Hokkaido Corp.                                       8,100      45,473
    Aeon Mall Co., Ltd.                                      15,180     289,119
    Ahresty Corp.                                             9,700      98,758
    Ai Holdings Corp.                                         8,200     225,926
    Aica Kogyo Co., Ltd.                                     14,800     474,938
    Aichi Bank, Ltd. (The)                                    3,600     200,271
    Aichi Corp.                                              11,300      80,087
    Aichi Steel Corp.                                         4,200     175,776
    Aichi Tokei Denki Co., Ltd.                                 700      24,034
    Aida Engineering, Ltd.                                   24,000     242,747
    Ain Holdings, Inc.                                        8,800     634,232
    Air Water, Inc.                                          55,100   1,066,799
    Airport Facilities Co., Ltd.                              7,400      40,251
    Aisan Industry Co., Ltd.                                 15,500     138,439
    Aisan Technology Co., Ltd.                                  600      19,597
    Aisin Seiki Co., Ltd.                                    41,862   2,176,363
    Ajinomoto Co., Inc.                                      18,000     362,030
    Ajis Co., Ltd.                                            1,100      22,279
*   Akebono Brake Industry Co., Ltd.                         38,100     126,021
    Akita Bank, Ltd. (The)                                   63,000     182,048
    Albis Co., Ltd.                                           2,100      87,673
    Alconix Corp.                                             4,200      83,058
    Alfresa Holdings Corp.                                   24,400     449,061
    Alinco, Inc.                                              5,400      60,369
    Alpen Co., Ltd.                                           8,700     159,011
    Alpine Electronics, Inc.                                 18,100     330,001
    Alps Electric Co., Ltd.                                  37,500   1,019,746
    Alps Logistics Co., Ltd.                                  4,400      31,743
    Altech Corp.                                              1,800      60,033
    Amada Holdings Co., Ltd.                                 60,700     693,261
    Amano Corp.                                              18,800     427,854
    Amiyaki Tei Co., Ltd.                                     2,700     103,089
    Amuse, Inc.                                               4,600     126,584

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    ANA Holdings, Inc.                                        51,000 $  175,091
    Anest Iwata Corp.                                         11,600    108,064
    Anicom Holdings, Inc.                                      2,500     63,284
    Anritsu Corp.                                             26,400    212,703
    AOI TYO Holdings, Inc.                                     6,854     71,041
    AOKI Holdings, Inc.                                       19,000    245,937
    Aomori Bank, Ltd. (The)                                   81,000    283,367
    Aoyama Trading Co., Ltd.                                  18,400    641,372
    Aozora Bank, Ltd.                                        209,000    803,197
    Apamanshop Holdings Co., Ltd.                              2,200     15,839
*   Apic Yamada Corp.                                          2,100      9,943
    Arakawa Chemical Industries, Ltd.                          5,200     91,360
    Arata Corp.                                                2,500     88,397
    Arcland Sakamoto Co., Ltd.                                10,800    147,841
    Arcland Service Holdings Co., Ltd.                         2,600     45,237
    Arcs Co., Ltd.                                            11,400    246,534
    Ardepro Co., Ltd.                                         41,800     53,767
    Ariake Japan Co., Ltd.                                     3,200    229,413
*   Arrk Corp.                                                11,700     12,726
    Artnature, Inc.                                            5,800     37,386
    ArtSpark Holdings, Inc.                                    1,800     22,578
    As One Corp.                                               2,400    119,890
    Asahi Co., Ltd.                                            5,800     69,749
    Asahi Diamond Industrial Co., Ltd.                        19,300    145,963
    Asahi Glass Co., Ltd.                                     32,800  1,380,534
    Asahi Group Holdings, Ltd.                                12,200    497,287
    Asahi Holdings, Inc.                                      10,800    202,955
    Asahi Intecc Co., Ltd.                                     4,600    206,564
    Asahi Kasei Corp.                                        342,000  3,905,617
    Asahi Kogyosha Co., Ltd.                                   1,900     57,262
    Asahi Yukizai Corp.                                       16,000     38,122
    Asante, Inc.                                               2,700     46,980
    Asanuma Corp.                                             33,000    101,083
    Asax Co., Ltd.                                               100      1,530
#   Ashimori Industry Co., Ltd.                               33,000    105,190
    Asia Pile Holdings Corp.                                   7,800     52,866
    Asics Corp.                                               20,200    367,188
    ASKA Pharmaceutical Co., Ltd.                              7,000    104,771
    ASKUL Corp.                                                4,300    131,775
    Astellas Pharma, Inc.                                     79,000  1,006,107
    Asti Corp.                                                 4,000     21,895
    Asunaro Aoki Construction Co., Ltd.                        6,600     56,619
    Atom Corp.                                                11,200     80,046
    Autobacs Seven Co., Ltd.                                  17,200    286,586
    Avex Group Holdings, Inc.                                 16,400    215,661
    Awa Bank, Ltd. (The)                                      91,000    597,661
    Axial Retailing, Inc.                                      5,000    196,069
    Azbil Corp.                                               11,400    450,320
    Bandai Namco Holdings, Inc.                               18,800    653,551
    Bando Chemical Industries, Ltd.                           14,000    143,245
    Bank of Iwate, Ltd. (The)                                  6,500    253,009
    Bank of Kochi, Ltd. (The)                                 13,000     14,845
    Bank of Kyoto, Ltd. (The)                                 97,000    929,756

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Bank of Nagoya, Ltd. (The)                                 7,400 $  272,218
    Bank of Okinawa, Ltd. (The)                                8,980    354,554
    Bank of Saga, Ltd. (The)                                  59,000    139,551
    Bank of the Ryukyus, Ltd.                                 11,700    167,003
    Belc Co., Ltd.                                             3,900    177,152
    Bell System24 Holdings, Inc.                              12,600    141,489
    Belluna Co., Ltd.                                         20,400    234,586
    Benefit One, Inc.                                          1,600     64,975
    Benesse Holdings, Inc.                                    13,300    509,016
    Bic Camera, Inc.                                          31,500    365,599
    Biofermin Pharmaceutical Co., Ltd.                         1,100     30,521
    BML, Inc.                                                  9,100    187,211
    Bookoff Corp.                                              3,500     25,654
    BP Castrol K.K.                                            3,500     58,539
    Br Holdings Corp.                                          3,500     12,588
    Bridgestone Corp.                                         81,600  3,433,034
    Broadband Tower, Inc.                                      8,600     20,839
    Broadleaf Co., Ltd.                                       15,600    104,818
*   Broadmedia Corp.                                          25,800     29,952
    BRONCO BILLY Co., Ltd.                                     1,800     44,304
    Brother Industries, Ltd.                                  74,000  1,888,071
    Bunka Shutter Co., Ltd.                                   23,000    197,877
    C Uyemura & Co., Ltd.                                        600     34,423
    Calbee, Inc.                                               7,900    327,518
    Can Do Co., Ltd.                                           4,300     66,544
    Canon Electronics, Inc.                                   10,200    198,606
    Canon Marketing Japan, Inc.                               17,800    393,177
    Canon, Inc.                                               46,300  1,610,815
    Canon, Inc. Sponsored ADR                                  9,399    328,307
    Capcom Co., Ltd.                                          13,800    341,828
    Career Design Center Co., Ltd.                             1,300     16,185
    Carlit Holdings Co., Ltd.                                  3,900     22,672
    Casio Computer Co., Ltd.                                  32,900    538,915
    Cawachi, Ltd.                                              6,400    157,959
    Central Glass Co., Ltd.                                   80,000    350,997
    Central Japan Railway Co.                                  3,700    595,430
    Central Security Patrols Co., Ltd.                         1,900     34,922
    Central Sports Co., Ltd.                                   2,900    123,106
    Chiba Bank, Ltd. (The)                                    91,000    652,875
    Chiba Kogyo Bank, Ltd. (The)                              19,200     99,014
    CHIMNEY Co., Ltd.                                            700     17,854
    Chino Corp.                                                1,000     11,334
    Chiyoda Co., Ltd.                                          5,100    132,880
    Chiyoda Integre Co., Ltd.                                  5,200    111,679
    Chori Co., Ltd.                                            3,500     64,863
    Chubu Electric Power Co., Inc.                            35,600    467,782
    Chubu Shiryo Co., Ltd.                                     8,200    118,272
    Chuetsu Pulp & Paper Co., Ltd.                            44,000     91,744
    Chugai Pharmaceutical Co., Ltd.                            1,500     60,156
    Chugai Ro Co., Ltd.                                       20,000     39,713
    Chugoku Bank, Ltd. (The)                                  65,000    942,187
    Chugoku Electric Power Co., Inc. (The)                    15,000    164,444
    Chugoku Marine Paints, Ltd.                               25,000    194,250

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Chukyo Bank, Ltd. (The)                                    5,800 $  122,091
    CI Takiron Corp.                                          19,000    103,485
    Ci:z Holdings Co., Ltd.                                    4,800    172,613
    Citizen Watch Co., Ltd.                                  108,700    808,203
    CKD Corp.                                                 23,300    390,378
    Clarion Co., Ltd.                                         73,000    276,262
    Cleanup Corp.                                              7,500     60,384
    CMIC Holdings Co., Ltd.                                    6,200     86,113
    CMK Corp.                                                 22,600    202,040
    Coca-Cola Bottlers Japan, Inc.                            32,714    986,700
    Coco's Japan Co., Ltd.                                     1,100     21,453
    Cocokara fine, Inc.                                        5,000    261,284
    COLOPL, Inc.                                              20,800    233,269
    Colowide Co., Ltd.                                        12,500    217,032
    Computer Engineering & Consulting, Ltd.                    6,400    124,134
    COMSYS Holdings Corp.                                     24,500    501,920
    Concordia Financial Group, Ltd.                          142,624    719,209
    CONEXIO Corp.                                              6,300    103,761
    COOKPAD, Inc.                                              8,700     74,508
    Cosmo Energy Holdings Co., Ltd.                           22,100    382,934
    Cosmos Initia Co., Ltd.                                    2,200      8,836
    Cosmos Pharmaceutical Corp.                                  900    191,605
    CRE, Inc.                                                  1,900     26,479
    Create Restaurants Holdings, Inc.                          9,600     98,111
    Create SD Holdings Co., Ltd.                               9,000    227,724
    Credit Saison Co., Ltd.                                   42,100    810,908
    Creek & River Co., Ltd.                                    2,500     30,882
    Cresco, Ltd.                                               2,000     65,483
    CROOZ, Inc.                                                1,200     31,236
    CTI Engineering Co., Ltd.                                  4,800     47,972
    CTS Co., Ltd.                                              2,800     18,381
    CyberAgent, Inc.                                           9,000    277,966
#*  CYBERDYNE, Inc.                                            1,600     21,771
    D.A. Consortium Holdings, Inc.                             5,100     66,516
    Dai Nippon Printing Co., Ltd.                             71,000    783,140
    Dai Nippon Toryo Co., Ltd.                                43,000    119,644
    Dai-Dan Co., Ltd.                                          9,000    123,196
    Dai-ichi Life Holdings, Inc.                              89,200  1,540,840
    Dai-ichi Seiko Co., Ltd.                                   3,500     78,119
    Daibiru Corp.                                             20,300    228,756
    Daicel Corp.                                              75,000    974,858
    Daido Kogyo Co., Ltd.                                     11,553     35,281
    Daido Metal Co., Ltd.                                     14,000    125,484
    Daido Steel Co., Ltd.                                    120,000    730,283
    Daifuku Co., Ltd.                                         22,700    783,966
    Daihatsu Diesel Manufacturing Co., Ltd.                    3,000     19,427
    Daihen Corp.                                              44,000    392,252
    Daiho Corp.                                               32,000    154,646
    Daiichi Jitsugyo Co., Ltd.                                20,000    116,049
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                     6,000     72,395
    Daiichi Sankyo Co., Ltd.                                  22,200    484,161
    Daiichikosho Co., Ltd.                                    11,000    529,788
    Daiken Corp.                                               4,000     97,999

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Daiken Medical Co., Ltd.                                   1,200 $    8,583
    Daiki Aluminium Industry Co., Ltd.                        10,000     61,438
    Daikin Industries, Ltd.                                    9,000    952,860
    Daikoku Denki Co., Ltd.                                    5,500     85,490
    Daikokutenbussan Co., Ltd.                                 1,800     89,260
*   Daikokuya Holdings Co., Ltd.                              18,700     14,066
    Daikyo, Inc.                                             138,000    289,055
    Daikyonishikawa Corp.                                     15,800    235,984
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   27,000    225,687
    Daio Paper Corp.                                          30,000    389,554
    Daisan Bank, Ltd. (The)                                    5,700     88,633
    Daiseki Co., Ltd.                                         11,600    275,500
    Daiseki Eco. Solution Co., Ltd.                            3,240     42,000
    Daishi Bank, Ltd. (The)                                  109,000    499,534
    Daisyo Corp.                                               1,500     24,406
    Daito Pharmaceutical Co., Ltd.                             5,280    140,881
    Daito Trust Construction Co., Ltd.                         4,700    794,410
    Daitron Co., Ltd.                                          1,700     24,154
    Daiwa House Industry Co., Ltd.                            46,000  1,604,543
    Daiwa Securities Group, Inc.                             283,000  1,629,884
    Daiwabo Holdings Co., Ltd.                                85,000    334,508
    DCM Holdings Co., Ltd.                                    40,300    350,947
    Dena Co., Ltd.                                            20,300    445,973
    Denka Co., Ltd.                                          179,000    994,099
    Denso Corp.                                               25,900  1,243,858
    Dentsu, Inc.                                               8,700    406,792
    Denyo Co., Ltd.                                            5,400     94,947
    Descente, Ltd.                                            14,700    213,584
    Dexerials Corp.                                           10,000    120,851
    DIC Corp.                                                 36,700  1,384,266
    Digital Arts, Inc.                                           600     20,464
    Dip Corp.                                                  5,300    111,807
    Disco Corp.                                                3,300    584,873
    DKS Co., Ltd.                                             21,000    101,452
    DMG Mori Co., Ltd.                                        42,900    711,651
    Don Quijote Holdings Co., Ltd.                             6,400    232,440
    Doshisha Co., Ltd.                                         8,700    175,266
    Doutor Nichires Holdings Co., Ltd.                         8,000    176,807
    Dowa Holdings Co., Ltd.                                  100,000    807,335
    Dream Incubator, Inc.                                      2,700     53,054
    DTS Corp.                                                  7,300    222,847
    Dunlop Sports Co., Ltd.                                    5,400     55,086
    Dvx, Inc.                                                  2,900     33,107
    Eagle Industry Co., Ltd.                                  11,700    203,630
    Earth Chemical Co., Ltd.                                   1,700     94,310
    East Japan Railway Co.                                     8,700    815,906
    Ebara Corp.                                               35,400  1,035,592
    Ebara Jitsugyo Co., Ltd.                                   2,200     31,212
    Eco's Co., Ltd.                                            4,300     43,488
    EDION Corp.                                               36,700    338,138
    EF-ON, Inc.                                                3,200     28,904
    eGuarantee, Inc.                                           1,000     23,522
    Ehime Bank, Ltd. (The)                                    15,400    194,604

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Eidai Co., Ltd.                                              7,000 $ 33,061
    Eighteenth Bank, Ltd. (The)                                 50,000  133,081
    Eiken Chemical Co., Ltd.                                     6,200  205,278
    Eisai Co., Ltd.                                              2,400  128,620
    Elecom Co., Ltd.                                             7,400  159,687
    Electric Power Development Co., Ltd.                         6,900  174,829
    Elematec Corp.                                               4,552   82,576
    EM Systems Co., Ltd.                                         2,000   46,296
    en-japan, Inc.                                               5,600  160,570
    Endo Lighting Corp.                                          3,500   39,595
*   Eneres Co., Ltd.                                             6,800   31,190
*   Enigmo, Inc.                                                   800   11,993
    Enplas Corp.                                                 5,400  222,230
    EPS Holdings, Inc.                                          11,100  182,044
#   eRex Co., Ltd.                                               5,100   44,907
    ES-Con Japan, Ltd.                                          16,900   81,216
    ESPEC Corp.                                                  9,800  167,412
    Excel Co., Ltd.                                              5,400   70,315
    Exedy Corp.                                                 13,300  416,249
    Ezaki Glico Co., Ltd.                                        9,000  473,225
    F-Tech, Inc.                                                 3,500   48,427
    F@N Communications, Inc.                                    10,300   94,311
    Falco Holdings Co., Ltd.                                     2,300   32,189
    FamilyMart UNY Holdings Co., Ltd.                           14,371  804,858
    Fancl Corp.                                                  7,900  170,024
    FANUC Corp.                                                  2,900  592,919
    Fast Retailing Co., Ltd.                                     1,500  450,073
    FCC Co., Ltd.                                               14,500  317,082
#*  FDK Corp.                                                   21,000   28,094
    Feed One Co., Ltd.                                          44,980   98,735
    Ferrotec Holdings Corp.                                     13,000  192,907
    FIDEA Holdings Co., Ltd.                                    76,000  124,606
    Fields Corp.                                                 6,700   71,189
    Financial Products Group Co., Ltd.                          14,000  158,471
    FINDEX, Inc.                                                 4,200   35,791
    Fixstars Corp.                                                 900   29,670
    FJ Next Co., Ltd.                                            6,300   50,727
*   Flight Holdings, Inc.                                        2,000   17,194
    Foster Electric Co., Ltd.                                   11,200  219,914
    FP Corp.                                                     8,900  486,904
    France Bed Holdings Co., Ltd.                                5,400   49,175
#   Freebit Co., Ltd.                                            5,200   42,100
    Freund Corp.                                                 3,900   55,884
    FTGroup Co., Ltd.                                            4,600   41,185
    Fudo Tetra Corp.                                            68,700  113,414
    Fuji Co., Ltd.                                               6,100  151,863
    Fuji Corp.                                                   1,700   31,388
    Fuji Corp., Ltd.                                            11,200   75,960
    Fuji Electric Co., Ltd.                                    157,000  864,405
    Fuji Furukawa Engineering & Construction Co., Ltd.           1,000    3,427
    Fuji Kiko Co., Ltd.                                          4,000   26,652
    Fuji Kyuko Co., Ltd.                                         9,000   94,736
    Fuji Oil Co., Ltd.                                          28,000   85,337

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Fuji Oil Holdings, Inc.                                   21,200 $  500,891
    Fuji Pharma Co., Ltd.                                      3,100    106,000
    Fuji Seal International, Inc.                             14,500    406,898
    Fuji Soft, Inc.                                            9,700    278,373
    Fujibo Holdings, Inc.                                      3,800    115,295
    Fujicco Co., Ltd.                                          4,000     96,960
    FUJIFILM Holdings Corp.                                   16,300    599,161
    Fujikura Kasei Co., Ltd.                                  10,700     62,907
    Fujikura Rubber, Ltd.                                      7,500     47,530
    Fujikura, Ltd.                                           121,200  1,020,414
    Fujimi, Inc.                                               9,600    216,648
    Fujimori Kogyo Co., Ltd.                                   6,000    178,754
    Fujisash Co., Ltd.                                        55,900     57,655
    Fujita Kanko, Inc.                                         3,000    108,516
    Fujitec Co., Ltd.                                         20,300    280,040
    Fujitsu Frontech, Ltd.                                     5,600    106,657
    Fujitsu General, Ltd.                                     18,000    379,949
    Fujitsu, Ltd.                                            407,500  3,034,542
    Fujiya Co., Ltd.                                           2,400     53,885
    FuKoKu Co., Ltd.                                           1,400     13,275
    Fukuda Corp.                                               2,000     91,737
    Fukuda Denshi Co., Ltd.                                    1,500    111,506
    Fukui Bank, Ltd. (The)                                    88,000    214,456
    Fukuoka Financial Group, Inc.                            220,400  1,016,117
    Fukushima Bank, Ltd. (The)                               120,000     94,605
    Fukushima Industries Corp.                                 5,200    215,918
    Fukuyama Transporting Co., Ltd.                           56,000    357,672
    FULLCAST Holdings Co., Ltd.                                6,800     85,597
    Fumakilla, Ltd.                                            5,000     53,520
    Funai Soken Holdings, Inc.                                 4,440    115,671
    Furukawa Battery Co., Ltd. (The)                           3,000     25,069
    Furukawa Co., Ltd.                                        73,000    135,433
    Furukawa Electric Co., Ltd.                               28,100  1,268,124
    Furuno Electric Co., Ltd.                                  6,600     39,528
    Furusato Industries, Ltd.                                  1,500     23,877
    Furuya Metal Co., Ltd.                                       100      2,457
    Furyu Corp.                                                4,900     56,411
    Fuso Chemical Co., Ltd.                                    5,600    186,564
    Fuso Pharmaceutical Industries, Ltd.                       3,000     75,515
    Futaba Industrial Co., Ltd.                               28,900    299,436
    Future Corp.                                              15,100    122,135
    Fuyo General Lease Co., Ltd.                               7,700    451,424
    G-7 Holdings, Inc.                                         3,000     63,101
    G-Tekt Corp.                                               7,800    150,955
    Gakken Holdings Co., Ltd.                                  2,100     62,449
    GCA Corp.                                                 10,800     95,826
    Gecoss Corp.                                               7,400     83,820
    Genky Stores, Inc.                                         5,000    186,371
    Geo Holdings Corp.                                        12,700    138,854
    Gfoot Co., Ltd.                                            6,100     45,051
    Giken, Ltd.                                                2,800     74,730
    GL Sciences, Inc.                                          1,000     12,205
    GLOBERIDE, Inc.                                            2,800     48,468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Glory, Ltd.                                               15,800 $  526,144
    GMO internet, Inc.                                        16,400    211,500
#   GMO Payment Gateway, Inc.                                  3,800    224,150
    Godo Steel, Ltd.                                           5,700    108,604
    Gokurakuyu Holdings Co., Ltd.                              6,900     50,400
    Goldcrest Co., Ltd.                                        8,910    198,476
    Golf Digest Online, Inc.                                   6,700     49,670
    GS Yuasa Corp.                                           135,000    637,168
    GSI Creos Corp.                                           29,000     38,650
    GungHo Online Entertainment, Inc.                         55,900    151,035
    Gunma Bank, Ltd. (The)                                   153,000    896,421
    Gunze, Ltd.                                               58,000    223,815
    Gurunavi, Inc.                                             5,600     91,607
    H-One Co., Ltd.                                            7,000     80,272
    H2O Retailing Corp.                                       34,725    568,209
    HABA Laboratories, Inc.                                      500     16,789
    Hachijuni Bank, Ltd. (The)                               118,000    749,165
    Hagihara Industries, Inc.                                  1,800     51,644
    Hagiwara Electric Co., Ltd.                                2,600     55,563
    Hakudo Co., Ltd.                                           2,800     46,108
    Hakuhodo DY Holdings, Inc.                                37,500    526,303
    Hakuto Co., Ltd.                                           5,400     72,818
    Halows Co., Ltd.                                           2,000     43,222
    Hamakyorex Co., Ltd.                                       8,400    222,099
    Hamamatsu Photonics K.K.                                  10,100    321,044
    Haneda Zenith Holdings Co., Ltd.                           8,900     27,726
    Hankyu Hanshin Holdings, Inc.                             37,800  1,349,138
    Hanwa Co., Ltd.                                           71,000    507,767
    Happinet Corp.                                             8,600    155,153
    Hard Off Corp. Co., Ltd.                                   2,400     24,885
    Harima Chemicals Group, Inc.                                 700      6,803
    Harmonic Drive Systems, Inc.                               3,100    133,905
    Haseko Corp.                                              53,600    671,106
    Havix Corp.                                                1,800     17,987
    Hayashikane Sangyo Co., Ltd.                               3,600     28,050
    Hazama Ando Corp.                                         66,620    459,713
    Hearts United Group Co., Ltd.                              1,900     29,729
    Heiwa Corp.                                               17,700    389,390
    Heiwa Real Estate Co., Ltd.                               13,700    214,863
    Heiwado Co., Ltd.                                         12,100    274,961
    HI-LEX Corp.                                               4,200    109,776
    Hibiya Engineering, Ltd.                                   6,000    109,714
    Hiday Hidaka Corp.                                         5,971    159,377
    Hikari Tsushin, Inc.                                       4,000    436,797
    Hino Motors, Ltd.                                         40,300    474,319
    Hioki EE Corp.                                             2,200     44,549
    Hirakawa Hewtech Corp.                                     1,000     13,689
    Hiramatsu, Inc.                                            4,800     26,823
    Hirata Corp.                                                 500     56,583
    Hirose Electric Co., Ltd.                                    700     95,318
    Hiroshima Bank, Ltd. (The)                               116,000    495,871
    Hiroshima Gas Co., Ltd.                                   10,500     33,701
    HIS Co., Ltd.                                             16,500    507,323

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Hisamitsu Pharmaceutical Co., Inc.                         1,300 $   60,944
    Hitachi Capital Corp.                                     23,700    563,813
    Hitachi Chemical Co., Ltd.                                26,600    756,231
    Hitachi Construction Machinery Co., Ltd.                  38,000  1,087,831
    Hitachi High-Technologies Corp.                           13,900    511,643
    Hitachi Kokusai Electric, Inc.                            21,000    541,368
    Hitachi Maxell, Ltd.                                      13,300    294,294
    Hitachi Metals, Ltd.                                      48,410    673,775
    Hitachi Transport System, Ltd.                            18,500    425,826
    Hitachi Zosen Corp.                                       69,500    365,846
    Hitachi, Ltd.                                            727,000  5,001,625
#   Hitachi, Ltd. ADR                                         10,080    696,427
    Hito Communications, Inc.                                  3,400     53,735
    Hochiki Corp.                                              8,900    153,016
    Hodogaya Chemical Co., Ltd.                                2,800    120,160
    Hogy Medical Co., Ltd.                                     3,500    255,449
    Hokkaido Electric Power Co., Inc.                         40,100    301,994
    Hokkaido Gas Co., Ltd.                                    22,000     54,881
    Hokkan Holdings, Ltd.                                     15,000     57,659
    Hokko Chemical Industry Co., Ltd.                          7,000     38,167
    Hokkoku Bank, Ltd. (The)                                 112,000    452,638
    Hokuetsu Bank, Ltd. (The)                                  7,900    187,540
    Hokuetsu Industries Co., Ltd.                              7,000     60,897
    Hokuetsu Kishu Paper Co., Ltd.                            52,100    365,583
    Hokuhoku Financial Group, Inc.                            47,200    767,304
    Hokuriku Electric Industry Co., Ltd.                      25,000     36,944
    Hokuriku Electric Power Co.                               35,400    327,747
    Hokuriku Electrical Construction Co., Ltd.                 3,900     33,539
    Hokuto Corp.                                               7,500    133,820
    Honda Motor Co., Ltd.                                    161,500  4,520,683
    Honda Motor Co., Ltd. Sponsored ADR                       37,467  1,049,825
    Honda Tsushin Kogyo Co., Ltd.                              1,200     18,848
    Honeys Holdings Co., Ltd.                                  5,500     62,125
    Hoosiers Holdings                                         11,900    119,323
    Horiba, Ltd.                                               9,500    581,931
    Hoshizaki Corp.                                            4,100    396,866
    Hosokawa Micron Corp.                                      3,600    174,901
    House Foods Group, Inc.                                    9,300    240,074
    Howa Machinery, Ltd.                                       4,600     33,974
    Hoya Corp.                                                16,300    919,107
    Hulic Co., Ltd.                                           12,200    128,815
    Hyakugo Bank, Ltd. (The)                                 108,000    435,470
    Hyakujushi Bank, Ltd. (The)                               98,000    317,899
    I K K, Inc.                                                2,500     18,803
    I-Net Corp.                                                3,630     41,981
    Ibiden Co., Ltd.                                          44,500    772,276
    IBJ Leasing Co., Ltd.                                     11,800    280,724
    IBJ, Inc.                                                  4,300     27,703
    Ichibanya Co., Ltd.                                        2,100     74,796
    Ichigo, Inc.                                              55,100    168,291
    Ichiken Co., Ltd.                                         11,000     40,797
    Ichikoh Industries, Ltd.                                  24,000    188,136
    Ichinen Holdings Co., Ltd.                                 5,400     63,344

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Ichiyoshi Securities Co., Ltd.                            16,900 $  151,529
    Idec Corp.                                                 6,400    106,716
    Idemitsu Kosan Co., Ltd.                                  27,500    667,466
    IDOM, Inc.                                                24,500    162,279
*   IGNIS, Ltd.                                                  500     19,630
*   IHI Corp.                                                463,000  1,526,023
    Iida Group Holdings Co., Ltd.                             24,616    420,592
    Iino Kaiun Kaisha, Ltd.                                   42,200    194,040
    IJT Technology Holdings Co., Ltd.                          3,000     16,963
    Ikegami Tsushinki Co., Ltd.                               36,000     52,186
    Imagica Robot Holdings, Inc.                               7,800     49,474
    Imasen Electric Industrial                                 6,800     76,135
    Imperial Hotel, Ltd.                                         600     11,719
    Imuraya Group Co., Ltd.                                      800     16,637
    Inaba Denki Sangyo Co., Ltd.                              10,500    413,569
    Inabata & Co., Ltd.                                       16,800    236,152
    Inageya Co., Ltd.                                          5,200     81,833
    Ines Corp.                                                 8,100     76,949
    Infocom Corp.                                              4,900    119,880
    Infomart Corp.                                             2,400     17,620
    Information Services International-Dentsu, Ltd.            5,400    122,430
    Innotech Corp.                                             9,600     65,395
    Intage Holdings, Inc.                                      6,200    126,711
    Internet Initiative Japan, Inc.                           12,400    224,177
    Inui Global Logistics Co., Ltd.                            1,800     13,794
    Iriso Electronics Co., Ltd.                                3,200    275,419
    Ise Chemicals Corp.                                        3,000     13,427
    Iseki & Co., Ltd.                                          8,000    166,395
    Isetan Mitsukoshi Holdings, Ltd.                          85,900    837,107
*   Ishihara Sangyo Kaisha, Ltd.                              13,900    152,272
    Isuzu Motors, Ltd.                                       127,800  1,752,418
    Ito En, Ltd.                                               9,800    362,388
    ITOCHU Corp.                                              68,500  1,074,183
    Itochu Enex Co., Ltd.                                     20,000    179,973
    Itochu Techno-Solutions Corp.                             11,200    390,002
    Itochu-Shokuhin Co., Ltd.                                  1,400     58,145
    Itoham Yonekyu Holdings, Inc.                             20,468    190,372
    Itoki Corp.                                               15,800    128,346
    IwaiCosmo Holdings, Inc.                                   7,200     84,438
    Iwaki & Co., Ltd.                                          5,000     18,577
    Iwasaki Electric Co., Ltd.                                37,000     71,538
    Iwatani Corp.                                             73,000    473,241
    Iyo Bank, Ltd. (The)                                      85,143    695,197
    Izumi Co., Ltd.                                            6,200    323,459
*   Izutsuya Co., Ltd.                                         7,100     28,783
    J Front Retailing Co., Ltd.                               68,000    971,877
    J Trust Co., Ltd.                                         27,100    216,026
    J-Oil Mills, Inc.                                          4,500    157,056
    JAC Recruitment Co., Ltd.                                  3,100     50,582
    Jaccs Co., Ltd.                                           55,000    257,854
    Jalux, Inc.                                                2,600     65,552
    Jamco Corp.                                                4,800    121,677
    Janome Sewing Machine Co., Ltd.                            8,100     66,004

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Japan Airlines Co., Ltd.                                  14,900 $  481,410
    Japan Airport Terminal Co., Ltd.                           7,200    266,880
    Japan Asia Group, Ltd.                                     9,300     36,191
*   Japan Asset Marketing Co., Ltd.                           22,200     26,155
    Japan Aviation Electronics Industry, Ltd.                 21,000    331,781
    Japan Cash Machine Co., Ltd.                              10,100    108,996
#*  Japan Display, Inc.                                      164,600    294,586
*   Japan Drilling Co., Ltd.                                   5,400    103,467
    Japan Exchange Group, Inc.                                31,800    570,724
    Japan Lifeline Co., Ltd.                                   3,600    165,498
    Japan Material Co., Ltd.                                   3,800     74,370
    Japan Medical Dynamic Marketing, Inc.                      6,200     55,313
    Japan Property Management Center Co., Ltd.                 2,900     38,734
    Japan Pulp & Paper Co., Ltd.                              38,000    145,390
    Japan Radio Co., Ltd.                                      6,000     77,476
    Japan Securities Finance Co., Ltd.                        44,800    224,904
    Japan Steel Works, Ltd. (The)                             25,000    412,880
    Japan Tobacco, Inc.                                       30,000  1,042,474
    Japan Transcity Corp.                                     10,000     38,675
    Japan Wool Textile Co., Ltd. (The)                        25,000    214,181
    JBCC Holdings, Inc.                                        2,800     23,580
    JCU Corp.                                                  5,000    183,474
    Jeol, Ltd.                                                40,000    218,038
    JFE Holdings, Inc.                                        79,832  1,539,840
    JGC Corp.                                                 38,700    619,939
*   JIG-SAW, Inc.                                                600     34,573
    Jimoto Holdings, Inc.                                      9,000     16,070
    JINS, Inc.                                                 3,200    194,868
    JK Holdings Co., Ltd.                                      3,900     24,748
    JMS Co., Ltd.                                              5,000     14,918
    Joban Kosan Co., Ltd.                                        900     14,782
    Joshin Denki Co., Ltd.                                    16,000    225,113
    JP-Holdings, Inc.                                         16,300     41,831
    JSP Corp.                                                  5,400    170,633
    JSR Corp.                                                 39,700    699,594
    JTEKT Corp.                                               47,100    670,409
    Juki Corp.                                                15,100    228,419
    Juroku Bank, Ltd. (The)                                  136,000    431,154
    Justsystems Corp.                                          8,400    129,295
    JVC Kenwood Corp.                                         47,000    136,850
    JXTG Holdings, Inc.                                      521,768  2,319,271
    K's Holdings Corp.                                        25,360    509,122
    kabu.com Securities Co., Ltd.                             52,000    168,694
*   Kadokawa Dwango                                           14,943    197,405
    Kaga Electronics Co., Ltd.                                 8,000    176,463
    Kajima Corp.                                             130,000  1,133,553
    Kakaku.com, Inc.                                          19,300    272,686
    Kaken Pharmaceutical Co., Ltd.                             6,000    319,358
    Kakiyasu Honten Co., Ltd.                                  1,200     21,369
    Kameda Seika Co., Ltd.                                     3,700    184,878
    Kamei Corp.                                               10,900    155,784
    Kamigumi Co., Ltd.                                        63,000    675,177
    Kanaden Corp.                                              4,200     44,705

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kanagawa Chuo Kotsu Co., Ltd.                             10,000 $   66,038
    Kanamoto Co., Ltd.                                        12,500    448,116
    Kandenko Co., Ltd.                                        37,000    395,980
    Kaneka Corp.                                              83,000    665,092
    Kaneko Seeds Co., Ltd.                                     1,000     13,074
    Kanematsu Corp.                                          158,000    345,282
    Kanematsu Electronics, Ltd.                                1,800     53,298
    Kansai Electric Power Co., Inc. (The)                     35,700    479,348
    Kansai Paint Co., Ltd.                                    17,000    388,852
    Kansai Super Market, Ltd.                                  2,500     33,676
    Kansai Urban Banking Corp.                                11,500    147,437
    Kanto Denka Kogyo Co., Ltd.                               18,000    164,155
    Kao Corp.                                                 13,800    840,206
*   Kappa Create Co., Ltd.                                     2,900     33,712
    Kasai Kogyo Co., Ltd.                                     13,400    174,431
    Kato Sangyo Co., Ltd.                                     10,300    277,434
    Kato Works Co., Ltd.                                       4,200    135,109
    KAWADA TECHNOLOGIES, Inc.                                  1,700    116,732
    Kawagishi Bridge Works Co., Ltd.                           4,000     33,539
    Kawai Musical Instruments Manufacturing Co., Ltd.          4,300     89,594
    Kawasaki Heavy Industries, Ltd.                          302,000    961,537
*   Kawasaki Kisen Kaisha, Ltd.                              360,000    893,829
    KDDI Corp.                                                65,400  1,732,902
    Keihan Holdings Co., Ltd.                                126,000    815,192
    Keihanshin Building Co., Ltd.                             12,700     80,378
    Keihin Co., Ltd.                                          29,000     42,320
    Keihin Corp.                                              18,300    263,317
    Keikyu Corp.                                              23,000    266,930
    Keio Corp.                                                30,000    251,229
    Keisei Electric Railway Co., Ltd.                         14,800    405,003
    Keiyo Bank, Ltd. (The)                                    99,000    418,856
    Keiyo Co., Ltd.                                            9,500     65,993
    Kenedix, Inc.                                             53,600    274,418
    Kenko Mayonnaise Co., Ltd.                                 6,200    174,262
    Kewpie Corp.                                              17,800    447,733
    Key Coffee, Inc.                                           4,400     87,101
    Keyence Corp.                                                904    417,570
    KFC Holdings Japan, Ltd.                                   6,700    121,268
*   KI Holdings Co., Ltd.                                      2,000      5,257
    Ki-Star Real Estate Co., Ltd.                              2,900     52,778
    Kikkoman Corp.                                            10,000    306,274
    Kinden Corp.                                              34,300    533,896
    King Jim Co., Ltd.                                         1,800     16,686
*   Kinki Sharyo Co., Ltd. (The)                                 900     20,942
*   Kintetsu Department Store Co., Ltd.                        8,000     26,608
    Kintetsu Group Holdings Co., Ltd.                         86,000    329,787
    Kintetsu World Express, Inc.                              15,800    276,690
    Kirin Holdings Co., Ltd.                                  83,740  1,844,269
    Kita-Nippon Bank, Ltd. (The)                               2,800     80,298
    Kitagawa Iron Works Co., Ltd.                              4,400     94,049
    Kitano Construction Corp.                                 18,000     62,334
    Kito Corp.                                                 8,500     98,320
    Kitz Corp.                                                32,800    293,507

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The)                                     29,200 $  488,343
#*  KLab, Inc.                                                15,600    265,366
*   KNT-CT Holdings Co., Ltd.                                 44,000     73,640
    Koa Corp.                                                 14,500    255,790
    Koatsu Gas Kogyo Co., Ltd.                                 8,000     59,443
    Kobayashi Pharmaceutical Co., Ltd.                         5,200    323,185
    Kobe Bussan Co., Ltd.                                      3,100    153,627
*   Kobe Electric Railway Co., Ltd.                           10,000     36,551
*   Kobe Steel, Ltd.                                          71,600    895,574
    Kohnan Shoji Co., Ltd.                                    11,700    213,368
    Kohsoku Corp.                                              2,200     21,851
    Koito Manufacturing Co., Ltd.                             19,000  1,109,906
*   Kojima Co., Ltd.                                          13,400     44,594
    Kokusai Co., Ltd.                                          3,100     32,171
    Kokuyo Co., Ltd.                                          34,200    544,601
    KOMAIHALTEC, Inc.                                          1,200     24,716
    Komatsu Wall Industry Co., Ltd.                            3,200     60,295
    Komatsu, Ltd.                                             57,300  1,536,645
    Komehyo Co., Ltd.                                          3,500     41,342
    Komeri Co., Ltd.                                          12,800    374,495
    Konaka Co., Ltd.                                           7,400     39,921
    Konami Holdings Corp.                                     14,600    761,447
    Kondotec, Inc.                                             4,500     40,954
    Konica Minolta, Inc.                                     122,200  1,012,207
    Konishi Co., Ltd.                                         12,400    189,431
    Konoike Transport Co., Ltd.                               11,000    149,812
    Konoshima Chemical Co., Ltd.                               1,200     19,512
    Kose Corp.                                                 2,600    289,332
    Kosei Securities Co., Ltd. (The)                           9,000     13,048
    Koshidaka Holdings Co., Ltd.                               2,200     59,682
    Kotobuki Spirits Co., Ltd.                                 1,900     70,127
    Kourakuen Holdings Corp.                                   3,500     55,855
    Krosaki Harima Corp.                                      29,000    127,004
    KRS Corp.                                                  2,700     73,214
    Kubota Corp.                                              19,000    329,937
    Kubota Corp. Sponsored ADR                                 4,000    350,160
    Kumagai Gumi Co., Ltd.                                   166,000    574,991
    Kumiai Chemical Industry Co., Ltd.                        28,170    163,801
    Kura Corp.                                                 4,200    211,213
    Kurabo Industries, Ltd.                                   76,000    197,243
    Kuraray Co., Ltd.                                         98,700  1,918,869
    Kureha Corp.                                               6,000    301,724
    Kurimoto, Ltd.                                             5,100     95,549
    Kurita Water Industries, Ltd.                             22,000    625,908
    Kuriyama Holdings Corp.                                    4,200     82,166
    Kuroda Electric Co., Ltd.                                 16,200    309,737
    Kusuri no Aoki Holdings Co., Ltd.                          3,600    198,128
    KYB Corp.                                                 79,000    445,880
    Kyocera Corp. Sponsored ADR                                3,006    183,637
    Kyodo Printing Co., Ltd.                                  29,000    101,490
    Kyoei Steel, Ltd.                                          8,300    128,091
    Kyokuto Boeki Kaisha, Ltd.                                16,000     41,198
    Kyokuto Kaihatsu Kogyo Co., Ltd.                          11,000    184,157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kyokuto Securities Co., Ltd.                               6,600 $   92,846
    Kyokuyo Co., Ltd.                                          2,400     67,561
    KYORIN Holdings, Inc.                                     10,600    226,273
    Kyoritsu Maintenance Co., Ltd.                            11,020    314,642
    Kyoritsu Printing Co., Ltd.                                3,500     11,109
    Kyosan Electric Manufacturing Co., Ltd.                   12,000     66,845
    Kyowa Exeo Corp.                                          30,500    520,738
    Kyowa Hakko Kirin Co., Ltd.                               17,200    311,496
    Kyowa Leather Cloth Co., Ltd.                              3,700     31,917
    Kyudenko Corp.                                            15,000    565,762
    Kyushu Electric Power Co., Inc.                           19,000    225,000
    Kyushu Financial Group, Inc.                              99,050    621,512
    LAC Co., Ltd.                                              3,800     46,562
    Lacto Japan Co., Ltd.                                        500     19,764
*   Laox Co., Ltd.                                            13,100     63,650
    Lasertec Corp.                                            15,000    223,648
    Lawson, Inc.                                               3,300    224,658
    LEC, Inc.                                                  2,800     68,544
    Leopalace21 Corp.                                         98,300    700,986
    Life Corp.                                                 7,400    195,949
    LIFULL Co., Ltd.                                          13,000    103,804
    Like Co., Ltd.                                               800     26,106
    Lintec Corp.                                              16,400    398,136
    Lion Corp.                                                36,000    770,587
    LIXIL Group Corp.                                         43,000  1,106,615
    Lonseal Corp.                                                400      9,558
    Look, Inc.                                                15,000     37,670
    M3, Inc.                                                   8,600    231,986
    Mabuchi Motor Co., Ltd.                                    2,700    142,290
    Macnica Fuji Electronics Holdings, Inc.                   13,850    220,807
    Maeda Corp.                                               54,000    652,904
    Maeda Kosen Co., Ltd.                                      5,900     86,567
    Maeda Road Construction Co., Ltd.                         18,000    371,639
    Makino Milling Machine Co., Ltd.                          41,000    346,255
    Makita Corp.                                              14,200    555,440
    Makita Corp. Sponsored ADR                                 1,936     75,523
    Mamezou Holdings Co., Ltd.                                 6,100     54,820
    Mamiya-Op Co., Ltd.                                          800      8,824
    Mandom Corp.                                               3,000    165,823
    Mani, Inc.                                                 5,600    133,102
    Marubeni Corp.                                           264,400  1,752,040
    Marubun Corp.                                              4,300     32,888
    Marudai Food Co., Ltd.                                    49,000    232,406
    Marufuji Sheet Piling Co., Ltd.                            3,000      7,809
    Maruha Nichiro Corp.                                      17,600    480,302
    Marui Group Co., Ltd.                                     18,200    247,516
    Maruichi Steel Tube, Ltd.                                 10,800    333,330
    Maruka Machinery Co., Ltd.                                 2,500     41,950
    Marusan Securities Co., Ltd.                               8,700     73,456
    Maruwa Co., Ltd.                                           3,400    165,056
    Maruwa Unyu Kikan Co., Ltd.                                2,600     94,879
    Maruyama Manufacturing Co., Inc.                           1,400     23,562
*   Maruzen CHI Holdings Co., Ltd.                             3,700     11,818

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Maruzen Showa Unyu Co., Ltd.                              20,000 $   87,049
    Marvelous, Inc.                                            6,100     56,995
    Matsuda Sangyo Co., Ltd.                                   5,700     77,363
    Matsui Construction Co., Ltd.                              7,200     61,600
    Matsui Securities Co., Ltd.                               11,700     95,761
    Matsumotokiyoshi Holdings Co., Ltd.                        9,800    604,324
    Matsuya Co., Ltd.                                          5,100     42,885
    Matsuya Foods Co., Ltd.                                    3,800    143,876
    Max Co., Ltd.                                             12,000    164,164
    Maxvalu Tokai Co., Ltd.                                    1,600     30,410
    Mazda Motor Corp.                                        134,900  2,027,923
    McDonald's Holdings Co. Japan, Ltd.                        1,300     52,826
    MCJ Co., Ltd.                                              7,700     90,973
    Mebuki Financial Group, Inc.                             248,650    957,183
    MEC Co., Ltd.                                              6,900     85,412
    Medical System Network Co., Ltd.                          10,600     46,300
    Medipal Holdings Corp.                                    40,700    744,787
    Megachips Corp.                                            2,900     77,350
*   Meganesuper Co., Ltd.                                     58,900     36,374
    Megmilk Snow Brand Co., Ltd.                              17,800    492,124
    Meidensha Corp.                                           87,000    309,109
    Meiji Electric Industries Co., Ltd.                        1,200     16,289
    MEIJI Holdings Co., Ltd.                                   9,774    778,923
    Meiji Shipping Co., Ltd.                                   7,600     27,916
    Meiko Electronics Co., Ltd.                                9,600    143,973
    Meiko Network Japan Co., Ltd.                              7,400    105,654
    Meisei Industrial Co., Ltd.                               14,100     91,383
    Meitec Corp.                                               5,000    234,334
    Meiwa Corp.                                                3,900     15,475
    Meiwa Estate Co., Ltd.                                     4,600     34,156
    Menicon Co., Ltd.                                          4,100    134,238
    METAWATER Co., Ltd.                                        4,700    129,975
    Michinoku Bank, Ltd. (The)                                75,000    127,054
    Micronics Japan Co., Ltd.                                  9,200     97,431
    Mie Bank, Ltd. (The)                                       4,900    109,702
    Mie Kotsu Group Holdings, Inc.                             2,300      8,653
    Mikuni Corp.                                               7,500     33,530
    Milbon Co., Ltd.                                           1,696     98,888
    Mimaki Engineering Co., Ltd.                               5,200     41,374
    Mimasu Semiconductor Industry Co., Ltd.                    8,400    134,836
    Minato Bank, Ltd. (The)                                    7,900    144,638
    Minebea Mitsumi, Inc.                                    115,375  1,900,839
    Ministop Co., Ltd.                                         6,400    140,808
    Miraca Holdings, Inc.                                     15,200    693,612
    Mirait Holdings Corp.                                     21,780    255,361
    Miroku Jyoho Service Co., Ltd.                             2,600     54,774
    Misawa Homes Co., Ltd.                                    10,500     96,365
    MISUMI Group, Inc.                                        19,500    483,596
    Mitani Corp.                                               3,700    145,941
    Mitani Sekisan Co., Ltd.                                   1,200     28,239
    Mito Securities Co., Ltd.                                 29,500     82,012
    Mitsuba Corp.                                             16,600    289,443
    Mitsubishi Chemical Holdings Corp.                       434,200  3,635,234

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Mitsubishi Corp.                                          90,400 $1,962,784
    Mitsubishi Electric Corp.                                147,000  2,275,661
    Mitsubishi Estate Co., Ltd.                               21,000    381,842
    Mitsubishi Gas Chemical Co., Inc.                         46,500  1,072,829
    Mitsubishi Heavy Industries, Ltd.                        447,500  1,779,193
    Mitsubishi Kakoki Kaisha, Ltd.                            35,000     77,118
    Mitsubishi Logistics Corp.                                27,000    346,618
    Mitsubishi Materials Corp.                                44,800  1,505,016
    Mitsubishi Motors Corp.                                  173,200  1,249,395
    Mitsubishi Nichiyu Forklift Co., Ltd.                     15,800    127,130
*   Mitsubishi Paper Mills, Ltd.                              11,300     79,671
    Mitsubishi Pencil Co., Ltd.                                6,800    185,291
    Mitsubishi Research Institute, Inc.                        2,200     63,273
    Mitsubishi Shokuhin Co., Ltd.                              5,300    153,338
    Mitsubishi Steel Manufacturing Co., Ltd.                  80,000    205,805
    Mitsubishi Tanabe Pharma Corp.                            13,200    314,235
    Mitsubishi UFJ Financial Group, Inc.                     453,700  2,878,323
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR       398,245  2,536,821
    Mitsubishi UFJ Lease & Finance Co., Ltd.                 173,500    924,249
    Mitsuboshi Belting, Ltd.                                  18,000    205,923
    Mitsui & Co., Ltd.                                        95,100  1,382,828
    Mitsui & Co., Ltd. Sponsored ADR                             919    268,798
    Mitsui Chemicals, Inc.                                   240,000  1,363,469
    Mitsui Engineering & Shipbuilding Co., Ltd.              298,000    415,427
    Mitsui Fudosan Co., Ltd.                                  34,000    780,308
    Mitsui High-Tec, Inc.                                      8,800    137,340
    Mitsui Home Co., Ltd.                                      9,000     61,368
    Mitsui Matsushima Co., Ltd.                                4,400     59,287
    Mitsui Mining & Smelting Co., Ltd.                       279,000  1,218,789
    Mitsui OSK Lines, Ltd.                                   321,000    999,039
    Mitsui Sugar Co., Ltd.                                     6,300    191,283
    Mitsui-Soko Holdings Co., Ltd.                            44,000    120,069
    Miura Co., Ltd.                                            3,200     64,749
    Miyaji Engineering Group, Inc.                            22,000     53,598
    Miyazaki Bank, Ltd. (The)                                 74,000    247,385
    Miyoshi Oil & Fat Co., Ltd.                                1,800     23,036
    Mizuho Financial Group, Inc.                           2,047,455  3,641,142
    Mizuho Financial Group, Inc. ADR                           5,047     18,018
    Mizuno Corp.                                              44,000    255,804
    Mobile Factory, Inc.                                       2,000     28,258
    Mochida Pharmaceutical Co., Ltd.                           3,200    222,956
    Modec, Inc.                                                8,600    205,014
    Monex Group, Inc.                                         79,000    223,288
    Monogatari Corp. (The)                                     2,400    125,207
    MonotaRO Co., Ltd.                                        12,400    409,015
    MORESCO Corp.                                              5,600    105,743
    Morinaga & Co., Ltd.                                       9,800    561,671
    Morinaga Milk Industry Co., Ltd.                          97,000    708,612
    Morita Holdings Corp.                                      9,000    141,145
    Morito Co., Ltd.                                           7,000     59,478
    Morozoff, Ltd.                                               900     55,700
*   Morpho, Inc.                                                 700     31,560
    Mory Industries, Inc.                                      1,600     34,210

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mr Max Corp.                                               8,300 $   39,348
    MS&AD Insurance Group Holdings, Inc.                      42,013  1,473,588
    MTI, Ltd.                                                 18,200    122,748
    Mugen Estate Co., Ltd.                                     4,900     43,981
    Murata Manufacturing Co., Ltd.                             8,013  1,246,577
    Musashi Seimitsu Industry Co., Ltd.                        9,100    253,377
    Musashino Bank, Ltd. (The)                                12,400    370,491
    Mutoh Holdings Co., Ltd.                                   8,000     18,432
    N Field Co., Ltd.                                          2,700     37,161
    Nabtesco Corp.                                            16,300    529,171
    NAC Co., Ltd.                                              6,500     58,598
    Nachi-Fujikoshi Corp.                                     72,000    397,975
    Nagaileben Co., Ltd.                                       2,000     49,846
    Nagano Bank, Ltd. (The)                                    3,600     64,244
    Nagase & Co., Ltd.                                        43,500    682,854
    Nagatanien Holdings Co., Ltd.                              7,000     87,151
    Nagawa Co., Ltd.                                           1,800     65,107
    Nagoya Railroad Co., Ltd.                                 81,000    371,464
    Naigai Trans Line, Ltd.                                    1,700     21,731
    Nakabayashi Co., Ltd.                                      4,000     11,790
    Nakamuraya Co., Ltd.                                         892     40,666
    Nakanishi, Inc.                                            4,200    175,968
    Nakano Corp.                                               5,500     30,184
    Nakayama Steel Works, Ltd.                                 6,100     36,968
    Nankai Electric Railway Co., Ltd.                         60,000    295,244
    Nanto Bank, Ltd. (The)                                     8,600    252,999
    Natori Co., Ltd.                                           2,300     42,751
    NDS Co., Ltd.                                                900     26,001
    NEC Capital Solutions, Ltd.                                4,000     68,912
    NEC Corp.                                                704,000  1,913,785
    NEC Networks & System Integration Corp.                   11,000    240,336
    NET One Systems Co., Ltd.                                 30,700    294,238
*   New Japan Chemical Co., Ltd.                               8,500     16,038
*   New Japan Radio Co., Ltd.                                  7,500     41,224
*   Nexon Co., Ltd.                                           16,100    334,630
    Nexyz Group Corp.                                          1,800     29,436
    NGK Insulators, Ltd.                                      26,000    522,866
    NGK Spark Plug Co., Ltd.                                  33,900    684,420
    NH Foods, Ltd.                                            33,000    976,116
    NHK Spring Co., Ltd.                                      78,200    844,605
    Nice Holdings, Inc.                                       24,000     34,376
    Nichi-iko Pharmaceutical Co., Ltd.                        14,200    217,536
    Nichias Corp.                                             41,000    497,922
    Nichiban Co., Ltd.                                         1,000      8,919
    Nichiha Corp.                                             13,100    486,599
    NichiiGakkan Co., Ltd.                                     9,000     94,191
    Nichimo Co., Ltd.                                          7,000     11,551
    Nichirei Corp.                                            48,500  1,363,115
    Nichireki Co., Ltd.                                        9,000    108,891
    Nichirin Co., Ltd.                                         2,800     62,520
    Nidec Corp.                                                3,618    398,709
    Nidec Corp. Sponsored ADR                                  8,634    238,989
    Nifco, Inc.                                               14,200    819,049

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nihon Chouzai Co., Ltd.                                    3,360 $  112,081
    Nihon Dempa Kogyo Co., Ltd.                                9,500     79,450
    Nihon Eslead Corp.                                         2,800     52,815
    Nihon Flush Co., Ltd.                                      2,300     30,936
    Nihon House Holdings Co., Ltd.                            17,500     83,444
    Nihon Kohden Corp.                                        14,100    336,977
    Nihon M&A Center, Inc.                                    12,200    489,853
    Nihon Nohyaku Co., Ltd.                                   18,500    107,495
    Nihon Parkerizing Co., Ltd.                               27,500    393,479
    Nihon Plast Co., Ltd.                                      6,200     73,681
    Nihon Tokushu Toryo Co., Ltd.                              3,600     60,456
    Nihon Trim Co., Ltd.                                       2,500    104,020
    Nihon Unisys, Ltd.                                        22,000    366,839
    Nihon Yamamura Glass Co., Ltd.                            33,000     56,539
    Nikkiso Co., Ltd.                                         25,800    266,257
    Nikkon Holdings Co., Ltd.                                 23,900    565,000
    Nikon Corp.                                               32,100    565,594
    Nintendo Co., Ltd.                                           300    101,884
    Nippi, Inc.                                                6,000     43,302
    Nippo Corp.                                               23,000    467,916
    Nippon Air Conditioning Services Co., Ltd.                 5,500     35,294
    Nippon Carbide Industries Co., Inc.                       32,000     53,957
    Nippon Carbon Co., Ltd.                                    4,800    156,741
    Nippon Chemi-Con Corp.                                    58,000    234,309
    Nippon Chemiphar Co., Ltd.                                   900     42,285
    Nippon Coke & Engineering Co., Ltd.                       81,900     77,251
    Nippon Commercial Development Co., Ltd.                    3,700     57,715
    Nippon Concrete Industries Co., Ltd.                      25,800    100,089
    Nippon Denko Co., Ltd.                                    47,865    224,693
    Nippon Densetsu Kogyo Co., Ltd.                           11,800    234,535
    Nippon Electric Glass Co., Ltd.                           21,800    771,707
    Nippon Express Co., Ltd.                                 157,000  1,002,572
    Nippon Fine Chemical Co., Ltd.                             1,900     17,318
    Nippon Flour Mills Co., Ltd.                              23,300    375,441
    Nippon Gas Co., Ltd.                                      13,200    414,276
    Nippon Hume Corp.                                          8,800     54,968
    Nippon Kayaku Co., Ltd.                                   42,000    587,821
    Nippon Kinzoku Co., Ltd.                                   2,600     52,144
    Nippon Kodoshi Corp.                                       2,600     35,234
    Nippon Koei Co., Ltd.                                      6,400    177,076
    Nippon Koshuha Steel Co., Ltd.                            20,000     20,114
    Nippon Light Metal Holdings Co., Ltd.                    307,000    825,986
    Nippon Paint Holdings Co., Ltd.                           10,100    388,352
    Nippon Paper Industries Co., Ltd.                         39,600    789,499
    Nippon Parking Development Co., Ltd.                      60,400     90,335
    Nippon Piston Ring Co., Ltd.                               3,700     72,733
    Nippon Road Co., Ltd. (The)                               23,000    128,466
    Nippon Seisen Co., Ltd.                                    6,000     44,587
*   Nippon Sharyo, Ltd.                                       25,000     65,035
*   Nippon Sheet Glass Co., Ltd.                              30,200    255,549
    Nippon Shokubai Co., Ltd.                                  6,700    438,321
    Nippon Signal Co., Ltd.                                   20,500    208,148
    Nippon Soda Co., Ltd.                                     58,000    325,444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Steel & Sumikin Bussan Corp.                        6,152 $  317,115
    Nippon Steel & Sumitomo Metal Corp.                       81,002  1,988,429
    Nippon Suisan Kaisha, Ltd.                               124,900    728,923
    Nippon Systemware Co., Ltd.                                1,700     27,945
    Nippon Telegraph & Telephone Corp.                         5,200    254,479
    Nippon Thompson Co., Ltd.                                 38,000    217,096
    Nippon Valqua Industries, Ltd.                             6,200    163,827
    Nippon View Hotel Co., Ltd.                                1,000     12,640
    Nippon Yakin Kogyo Co., Ltd.                              55,300    111,216
*   Nippon Yusen K.K.                                        536,000  1,023,220
    Nipro Corp.                                               58,100    788,117
    Nishi-Nippon Financial Holdings, Inc.                     55,000    618,808
    Nishi-Nippon Railroad Co., Ltd.                           79,000    348,179
    Nishimatsu Construction Co., Ltd.                        104,000    598,512
    Nishimatsuya Chain Co., Ltd.                              14,200    155,517
    Nishio Rent All Co., Ltd.                                  6,400    213,043
    Nissan Chemical Industries, Ltd.                          19,100    634,041
    Nissan Motor Co., Ltd.                                   400,700  3,978,653
    Nissan Shatai Co., Ltd.                                   23,000    238,131
    Nissan Tokyo Sales Holdings Co., Ltd.                      8,300     31,499
    Nissei ASB Machine Co., Ltd.                               3,100    106,819
    Nissei Build Kogyo Co., Ltd.                              31,000    179,081
    Nissei Plastic Industrial Co., Ltd.                        9,700    101,434
    Nissha Printing Co., Ltd.                                  6,500    177,855
    Nisshin Fudosan Co.                                       11,400     63,542
    Nisshin Oillio Group, Ltd. (The)                          65,000    384,801
    Nisshin Seifun Group, Inc.                                14,430    236,960
    Nisshin Steel Co., Ltd.                                   18,840    230,835
    Nisshinbo Holdings, Inc.                                  55,100    557,976
    Nissin Corp.                                              35,000    169,270
    Nissin Electric Co., Ltd.                                 21,400    259,896
    Nissin Foods Holdings Co., Ltd.                              100      6,282
    Nissin Kogyo Co., Ltd.                                    18,800    314,857
    Nitori Holdings Co., Ltd.                                  3,700    522,153
    Nitta Corp.                                                6,100    195,913
    Nitta Gelatin, Inc.                                        4,400     30,255
    Nittetsu Mining Co., Ltd.                                  2,600    145,930
    Nitto Boseki Co., Ltd.                                    46,000    267,999
    Nitto Denko Corp.                                         12,400  1,105,696
    Nitto Kogyo Corp.                                         10,200    165,210
    Nitto Kohki Co., Ltd.                                      2,500     59,408
    Nitto Seiko Co., Ltd.                                     10,300     50,671
    Nittoc Construction Co., Ltd.                             12,900     68,237
    Noda Corp.                                                 6,400     59,507
    Noevir Holdings Co., Ltd.                                  1,900     98,484
    NOF Corp.                                                 38,000    516,298
    Nohmi Bosai, Ltd.                                          8,400    129,173
    Nojima Corp.                                               8,900    144,050
    NOK Corp.                                                 40,700    931,625
    Nomura Co., Ltd.                                           6,700    141,775
    Nomura Holdings, Inc.                                    199,000  1,182,303
    Nomura Holdings, Inc. Sponsored ADR                      119,749    714,902
    Nomura Real Estate Holdings, Inc.                         41,300    818,614

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nomura Research Institute, Ltd.                            3,993 $  149,471
    Noritake Co., Ltd.                                         4,200    161,002
    Noritsu Koki Co., Ltd.                                     7,200     66,284
    Noritz Corp.                                              13,100    256,933
    North Pacific Bank, Ltd.                                 121,700    407,962
    Nozawa Corp.                                               1,300     16,741
    NS Solutions Corp.                                        11,300    237,903
    NS Tool Co., Ltd.                                          1,200     21,714
    NS United Kaiun Kaisha, Ltd.                              47,000     98,234
    NSD Co., Ltd.                                              6,930    132,178
    NSK, Ltd.                                                 99,700  1,285,159
    NTN Corp.                                                207,000    963,384
    NTT Data Corp.                                            53,000    577,322
    NTT DOCOMO, Inc.                                         149,700  3,476,333
    NTT DOCOMO, Inc. Sponsored ADR                             9,600    223,104
    NTT Urban Development Corp.                               15,300    156,541
    Nuflare Technology, Inc.                                   1,400     74,912
    Obara Group, Inc.                                          6,600    364,919
    Obayashi Corp.                                           143,200  1,724,222
    Obic Co., Ltd.                                             6,500    406,370
    Odakyu Electric Railway Co., Ltd.                         11,500    227,798
    Odelic Co., Ltd.                                           1,800     82,664
    Oenon Holdings, Inc.                                      33,000     82,000
    Ogaki Kyoritsu Bank, Ltd. (The)                          127,000    366,910
    Ohashi Technica, Inc.                                      1,600     20,538
    Ohsho Food Service Corp.                                   4,800    186,736
    Oiles Corp.                                                5,884    105,228
    Oita Bank, Ltd. (The)                                     46,000    173,337
    Oji Holdings Corp.                                       209,000  1,071,848
    Okabe Co., Ltd.                                           18,500    181,097
    Okamoto Industries, Inc.                                  18,000    197,047
    Okamoto Machine Tool Works, Ltd.                          24,000     62,055
    Okamura Corp.                                             27,100    275,503
    Okasan Securities Group, Inc.                             66,000    399,711
    Oki Electric Industry Co., Ltd.                           33,300    455,948
    Okinawa Cellular Telephone Co.                             2,300     80,859
    Okinawa Electric Power Co., Inc. (The)                     8,415    198,470
    OKK Corp.                                                 17,000     21,873
    OKUMA Corp.                                               41,000    394,135
    Okumura Corp.                                             63,000    458,454
    Okura Industrial Co., Ltd.                                17,000    109,901
    Okuwa Co., Ltd.                                           10,000    106,475
    Olympic Group Corp.                                        1,500      7,998
    Olympus Corp.                                             12,800    464,598
    Omron Corp.                                               17,200    858,144
    Ono Pharmaceutical Co., Ltd.                               6,800    148,755
    ONO Sokki Co., Ltd.                                        2,500     17,017
    Onoken Co., Ltd.                                           6,900    114,750
    Onward Holdings Co., Ltd.                                 49,000    355,479
*   Open Door, Inc.                                              500     15,361
    Open House Co., Ltd.                                      12,800    423,645
    OPT Holdings, Inc.                                         5,600     70,644
    Optex Group Co., Ltd.                                      1,300     43,652

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
*   Optim Corp.                                                  900 $   25,124
    Oracle Corp.                                               2,400    161,316
    Organo Corp.                                              14,000     74,629
    Orient Corp.                                             102,400    172,711
    Oriental Land Co., Ltd.                                    4,800    347,955
    Origin Electric Co., Ltd.                                  8,000     22,700
    Osaka Gas Co., Ltd.                                       91,000    364,466
    Osaka Organic Chemical Industry, Ltd.                      5,800     68,886
    Osaka Soda Co., Ltd.                                      37,000    186,230
    OSAKA Titanium Technologies Co., Ltd.                      6,200     95,669
    Osaki Electric Co., Ltd.                                  17,000    129,967
    OSG Corp.                                                 34,900    735,842
    OSJB Holdings Corp.                                       52,900    145,304
    Otsuka Corp.                                               3,300    216,173
    Otsuka Holdings Co., Ltd.                                 11,500    506,451
    Outsourcing, Inc.                                          2,700    134,871
    Pacific Industrial Co., Ltd.                              14,800    192,397
*   Pacific Metals Co., Ltd.                                  59,000    158,275
    Pack Corp. (The)                                           3,300    106,753
    PAL GROUP Holdings Co., Ltd.                               5,200    165,976
    PALTAC Corp.                                              12,750    462,600
    PanaHome Corp.                                            31,000    336,667
    Panasonic Corp.                                          171,944  2,368,233
    Paraca, Inc.                                               2,400     48,489
    Paramount Bed Holdings Co., Ltd.                           5,000    227,800
    Parco Co., Ltd.                                           10,500    129,414
    Park24 Co., Ltd.                                          14,000    354,309
    Pasco Corp.                                               12,000     40,473
    Pasona Group, Inc.                                        10,000    111,156
    PC Depot Corp.                                            14,720     84,729
    Pegasus Sewing Machine Manufacturing Co., Ltd.             2,500     16,841
    Penta-Ocean Construction Co., Ltd.                       128,900    767,866
    Persol Holdings Co., Ltd.                                  3,000     56,879
    Pigeon Corp.                                              11,700    433,680
    Pilot Corp.                                                6,600    287,487
    Piolax, Inc.                                              10,500    290,062
*   Pioneer Corp.                                            129,700    256,109
    Plenus Co., Ltd.                                           6,400    149,906
    Pocket Card Co., Ltd.                                      9,100     59,777
    Pola Orbis Holdings, Inc.                                  9,600    266,336
    Poletowin Pitcrew Holdings, Inc.                           9,900    131,982
    Press Kogyo Co., Ltd.                                     40,300    189,552
    Pressance Corp.                                           13,200    182,193
    Prestige International, Inc.                              14,600    159,904
    Prima Meat Packers, Ltd.                                  64,000    408,586
    Pronexus, Inc.                                             1,200     13,599
    Prospect Co., Ltd.                                        37,000     23,804
    Proto Corp.                                                3,600     56,273
    PS Mitsubishi Construction Co., Ltd.                      19,300     88,531
    Punch Industry Co., Ltd.                                   3,300     39,618
    Qol Co., Ltd.                                              5,500     88,741
    Quick Co., Ltd.                                            1,100     15,798
    Raito Kogyo Co., Ltd.                                     17,000    183,638

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Rakuten, Inc.                                             21,800 $  266,291
    Rasa Industries, Ltd.                                     39,000     55,063
    Raysum Co., Ltd.                                           4,300     38,428
    Recruit Holdings Co., Ltd.                                13,500    233,681
    Relia, Inc.                                                2,200     23,518
    Relo Group, Inc.                                          26,000    521,860
    Renaissance, Inc.                                            500      9,053
    Renesas Easton Co., Ltd.                                   2,900     15,525
    Rengo Co., Ltd.                                           81,000    459,814
*   Renown, Inc.                                              16,500     30,789
    Resona Holdings, Inc.                                    346,300  1,784,020
    Resorttrust, Inc.                                         14,600    269,130
    Rheon Automatic Machinery Co., Ltd.                        6,100     65,987
    Riberesute Corp.                                           3,100     24,846
    Ricoh Co., Ltd.                                          168,481  1,584,145
    Ricoh Leasing Co., Ltd.                                    7,700    269,041
    Ride On Express Co., Ltd.                                  4,300     39,478
    Right On Co., Ltd.                                         7,700     69,856
    Riken Corp.                                                3,300    154,449
    Riken Keiki Co., Ltd.                                      3,400     64,278
    Riken Technos Corp.                                       17,100     95,484
    Riken Vitamin Co., Ltd.                                    1,900     74,279
    Ringer Hut Co., Ltd.                                       3,800     87,793
    Rinnai Corp.                                               1,600    149,372
    Rion Co., Ltd.                                             3,100     54,851
    Riso Kagaku Corp.                                          7,360    153,901
    Riso Kyoiku Co., Ltd.                                      7,600     56,896
    Rock Field Co., Ltd.                                       5,600     94,708
    Rohm Co., Ltd.                                            10,800    834,717
    Rohto Pharmaceutical Co., Ltd.                            18,400    371,686
    Rokko Butter Co., Ltd.                                     2,100     47,475
    Roland DG Corp.                                            5,300    132,817
    Rorze Corp.                                                2,600     56,034
    Round One Corp.                                           38,000    405,840
    Royal Holdings Co., Ltd.                                  10,600    254,095
*   RVH, Inc.                                                  5,500     35,666
    Ryobi, Ltd.                                               55,000    260,102
    Ryoden Corp.                                              16,000    116,416
    Ryohin Keikaku Co., Ltd.                                   2,500    639,108
    Ryosan Co., Ltd.                                          13,300    520,181
    S Foods, Inc.                                              4,500    167,543
    Sac's Bar Holdings, Inc.                                   9,350    102,778
    Saibu Gas Co., Ltd.                                       78,000    195,879
    Saizeriya Co., Ltd.                                       10,200    296,736
    Sakai Chemical Industry Co., Ltd.                         28,000    113,470
    Sakai Heavy Industries, Ltd.                              16,000     49,456
    Sakai Moving Service Co., Ltd.                             4,000    193,050
    Sakai Ovex Co., Ltd.                                       1,900     31,249
    Sakata INX Corp.                                          16,800    303,792
    Sakura Internet, Inc.                                      2,700     20,742
    Sala Corp.                                                 3,000     24,995
    SAMTY Co., Ltd.                                            5,500     80,707
    San-A Co., Ltd.                                            5,000    223,002

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    San-Ai Oil Co., Ltd.                                      25,000 $  254,004
    San-In Godo Bank, Ltd. (The)                              39,000    316,769
*   Sanden Holdings Corp.                                     53,000    151,170
    Sanei Architecture Planning Co., Ltd.                      2,400     42,798
    Sangetsu Corp.                                            11,800    212,601
    Sanken Electric Co., Ltd.                                 51,000    258,543
    Sanki Engineering Co., Ltd.                               16,100    182,025
    Sanko Metal Industrial Co., Ltd.                             800     24,103
    Sankyo Co., Ltd.                                           9,800    321,659
    Sankyo Frontier Co., Ltd.                                  2,000     26,213
    Sankyo Tateyama, Inc.                                      9,900    139,861
    Sankyu, Inc.                                              93,000    700,461
    Sanoh Industrial Co., Ltd.                                10,500     75,701
    Sanoyas Holdings Corp.                                    16,500     38,441
    Sanrio Co., Ltd.                                           8,300    166,701
    Sansei Technologies, Inc.                                  3,300     28,077
    Sansha Electric Manufacturing Co., Ltd.                    6,400     32,907
    Sanshin Electronics Co., Ltd.                             14,700    184,878
    Santen Pharmaceutical Co., Ltd.                           21,600    304,309
    Sanwa Holdings Corp.                                      66,200    716,854
    Sanyo Chemical Industries, Ltd.                            6,000    284,936
    Sanyo Denki Co., Ltd.                                     17,000    189,363
    Sanyo Electric Railway Co., Ltd.                          16,000     81,953
    Sanyo Housing Nagoya Co., Ltd.                             3,500     35,764
    Sanyo Special Steel Co., Ltd.                             44,000    266,970
    Sanyo Trading Co., Ltd.                                    3,500     79,745
    Sapporo Holdings, Ltd.                                    27,200    740,831
    Sata Construction Co., Ltd.                                2,600     10,744
    Sato Holdings Corp.                                        9,400    225,443
    Satori Electric Co., Ltd.                                 11,200     92,376
    Sawada Holdings Co., Ltd.                                  7,000     63,559
    Sawai Pharmaceutical Co., Ltd.                            11,200    631,251
    Saxa Holdings, Inc.                                       23,000     46,901
    SBI Holdings, Inc.                                        79,930  1,143,523
    SBS Holdings, Inc.                                         8,400     64,106
    Scala, Inc.                                                9,000     69,239
    SCREEN Holdings Co., Ltd.                                  9,600    641,686
    Scroll Corp.                                              19,900     69,518
    SCSK Corp.                                                 4,900    206,781
    Secom Co., Ltd.                                            7,000    525,196
    Seed Co., Ltd.                                             3,800     80,941
    Sega Sammy Holdings, Inc.                                 49,500    667,890
    Seibu Holdings, Inc.                                      11,400    198,869
    Seika Corp.                                               30,000    129,691
    Seikagaku Corp.                                            9,900    159,495
    Seikitokyu Kogyo Co., Ltd.                                16,300     88,384
    Seiko Epson Corp.                                         62,400  1,642,520
    Seiko Holdings Corp.                                      60,000    267,837
    Seiko PMC Corp.                                            2,100     23,874
    Seino Holdings Co., Ltd.                                  58,100    782,309
    Seiren Co., Ltd.                                          15,600    263,659
    Sekisui Chemical Co., Ltd.                                72,000  1,326,264
    Sekisui House, Ltd.                                       71,000  1,229,023

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sekisui Plastics Co., Ltd.                                 9,000 $   76,932
    Senko Group Holdings Co., Ltd.                            49,600    337,656
    Senshu Electric Co., Ltd.                                  1,300     26,165
    Senshu Ikeda Holdings, Inc.                              109,840    454,995
    Senshukai Co., Ltd.                                       13,800     85,045
    Septeni Holdings Co., Ltd.                                10,000     30,572
    Seria Co., Ltd.                                            7,200    357,353
    Seven & I Holdings Co., Ltd.                              45,000  1,813,709
    Seven Bank, Ltd.                                         130,500    516,435
    SFP Holdings Co., Ltd.                                     4,500     71,034
#*  Sharp Corp.                                              239,000    841,326
    Shibaura Electronics Co., Ltd.                             2,500     84,258
    Shibaura Mechatronics Corp.                               13,000     40,099
    Shibusawa Warehouse Co., Ltd. (The)                        5,000     16,463
    Shibuya Corp.                                              8,700    264,894
    Shidax Corp.                                               1,700      6,862
*   SHIFT, Inc.                                                2,100     24,982
    Shiga Bank, Ltd. (The)                                    91,000    482,268
    Shikibo, Ltd.                                             29,000     39,453
    Shikoku Bank, Ltd. (The)                                  85,000    227,925
    Shikoku Chemicals Corp.                                   17,000    217,601
    Shikoku Electric Power Co., Inc.                          32,600    391,751
    Shima Seiki Manufacturing, Ltd.                            5,600    272,347
    Shimachu Co., Ltd.                                        19,200    480,456
    Shimadzu Corp.                                            21,300    419,396
    Shimamura Co., Ltd.                                        1,200    149,212
    Shimano, Inc.                                              2,900    425,170
    Shimizu Bank, Ltd. (The)                                   2,700     85,710
    Shimizu Corp.                                            117,600  1,242,560
    Shimojima Co., Ltd.                                          700      7,052
    Shin Nippon Air Technologies Co., Ltd.                     4,500     64,868
*   Shin Nippon Biomedical Laboratories, Ltd.                  4,200     23,112
    Shin-Etsu Chemical Co., Ltd.                              12,100  1,106,726
    Shin-Keisei Electric Railway Co., Ltd.                     7,000     26,458
    Shinagawa Refractories Co., Ltd.                          23,000     62,750
    Shindengen Electric Manufacturing Co., Ltd.               37,000    191,886
    Shinko Electric Industries Co., Ltd.                      35,200    256,114
    Shinko Plantech Co., Ltd.                                 16,400    140,134
    Shinmaywa Industries, Ltd.                                37,000    323,512
    Shinnihon Corp.                                           17,200    140,099
    Shinoken Group Co., Ltd.                                   8,300    197,510
    Shinsei Bank, Ltd.                                       273,000    449,973
    Shinsho Corp.                                              2,400     63,516
    Shionogi & Co., Ltd.                                       5,500    293,645
    Ship Healthcare Holdings, Inc.                            15,700    481,837
    Shiseido Co., Ltd.                                        31,300  1,105,622
    Shizuoka Bank, Ltd. (The)                                 70,000    624,539
    Shizuoka Gas Co., Ltd.                                    26,400    199,682
    SHO-BOND Holdings Co., Ltd.                                2,100    111,013
    Shochiku Co., Ltd.                                         9,000    123,395
    Shoei Co., Ltd.                                            1,900     54,424
    Shoei Foods Corp.                                          3,800    162,622
    Shofu, Inc.                                                1,500     17,982

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
*   Shoko Co., Ltd.                                           44,000 $   41,881
    Showa Aircraft Industry Co., Ltd.                          2,000     21,556
*   Showa Corp.                                               25,300    244,401
    Showa Denko K.K.                                          60,300  1,569,572
#*  Showa Holdings Co., Ltd.                                  23,100     29,695
    Showa Sangyo Co., Ltd.                                    43,000    233,665
    Showa Shell Sekiyu K.K.                                   50,100    545,727
    Siix Corp.                                                 7,200    306,850
    Sinanen Holdings Co., Ltd.                                 3,000     60,869
    Sinfonia Technology Co., Ltd.                             62,000    260,192
    Sinko Industries, Ltd.                                     8,600    131,386
    SK-Electronics Co., Ltd.                                   1,800     22,210
    SKY Perfect JSAT Holdings, Inc.                           60,700    272,484
    Skylark Co., Ltd.                                         19,800    298,839
    SMC Corp.                                                  1,100    349,698
    SMK Corp.                                                 33,000    139,356
    SMS Co., Ltd.                                              4,800    151,895
    Snow Peak, Inc.                                              600     17,639
    Soda Nikka Co., Ltd.                                       3,000     14,878
    Sodick Co., Ltd.                                          16,000    194,863
    SoftBank Group Corp.                                      35,596  2,868,950
    Softbank Technology Corp.                                  5,200     83,405
    Softbrain Co., Ltd.                                       13,800     54,098
    Software Service, Inc.                                       300     13,610
    Sogo Medical Co., Ltd.                                     4,600    210,421
    Sohgo Security Services Co., Ltd.                         12,800    542,578
    Sojitz Corp.                                             274,500    691,484
    Soken Chemical & Engineering Co., Ltd.                       900     12,636
    Sompo Holdings, Inc.                                      29,375  1,152,152
    Sony Corp.                                                60,300  2,477,384
    Sony Corp. Sponsored ADR                                  51,518  2,115,844
    Sony Financial Holdings, Inc.                             12,900    223,016
*   Sosei Group Corp.                                          3,800    394,261
    Sotetsu Holdings, Inc.                                    48,000    235,004
    Sourcenext Corp.                                           4,700     24,384
    Space Co., Ltd.                                            4,200     56,305
    Sparx Group Co., Ltd.                                     27,000     53,815
    Square Enix Holdings Co., Ltd.                             6,700    219,215
    SRA Holdings                                                 900     24,674
    Srg Takamiya Co., Ltd.                                     8,500     44,438
    ST Corp.                                                   2,000     50,190
    St Marc Holdings Co., Ltd.                                 5,900    184,398
    Stanley Electric Co., Ltd.                                31,600  1,043,872
    Star Mica Co., Ltd.                                        2,900     82,818
    Star Micronics Co., Ltd.                                   8,800    145,688
    Start Today Co., Ltd.                                     18,000    507,901
    Starts Corp., Inc.                                        12,700    331,845
    Starzen Co., Ltd.                                          3,000    134,404
    Stella Chemifa Corp.                                       4,200    118,061
    Studio Alice Co., Ltd.                                     5,500    129,157
    Subaru Corp.                                              28,400  1,024,588
    Sugi Holdings Co., Ltd.                                    3,300    168,375
    Sugimoto & Co., Ltd.                                       1,100     16,218

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sumco Corp.                                               38,200 $  618,233
    Sumida Corp.                                              10,100    193,196
    Suminoe Textile Co., Ltd.                                 29,000     81,484
    Sumitomo Bakelite Co., Ltd.                               66,000    479,467
    Sumitomo Chemical Co., Ltd.                              402,355  2,351,411
    Sumitomo Corp.                                            79,100  1,069,180
    Sumitomo Dainippon Pharma Co., Ltd.                       18,200    254,945
    Sumitomo Densetsu Co., Ltd.                                8,200    130,599
    Sumitomo Electric Industries, Ltd.                       125,600  2,030,255
    Sumitomo Forestry Co., Ltd.                               52,600    805,176
    Sumitomo Heavy Industries, Ltd.                          176,000  1,283,113
    Sumitomo Metal Mining Co., Ltd.                           81,000  1,223,317
    Sumitomo Mitsui Construction Co., Ltd.                   371,600    404,030
    Sumitomo Mitsui Financial Group, Inc.                    110,183  4,251,497
    Sumitomo Mitsui Trust Holdings, Inc.                      22,444    824,212
    Sumitomo Osaka Cement Co., Ltd.                          140,000    655,314
    Sumitomo Precision Products Co., Ltd.                     12,000     39,016
    Sumitomo Realty & Development Co., Ltd.                   45,000  1,362,255
    Sumitomo Riko Co., Ltd.                                   19,500    203,970
    Sumitomo Rubber Industries, Ltd.                          60,500  1,049,081
    Sumitomo Seika Chemicals Co., Ltd.                         4,000    201,109
    Sun Corp.                                                  7,200     46,124
    Sun Frontier Fudousan Co., Ltd.                           12,700    135,536
    Sun-Wa Technos Corp.                                       3,400     57,856
    Sundrug Co., Ltd.                                          9,000    335,271
    Suntory Beverage & Food, Ltd.                              4,100    200,980
    Suruga Bank, Ltd.                                         39,200    945,265
    Suzuken Co., Ltd.                                         21,060    703,340
    Suzuki Motor Corp.                                        33,700  1,597,424
*   SWCC Showa Holdings Co., Ltd.                            102,000     84,115
    Sysmex Corp.                                               7,800    446,512
    Systena Corp.                                              5,900    135,253
    T Hasegawa Co., Ltd.                                       8,200    172,738
    T RAD Co., Ltd.                                           32,000    101,114
    T&D Holdings, Inc.                                        92,100  1,358,637
    T&K Toka Co., Ltd.                                         6,800     74,593
    T-Gaia Corp.                                               4,300     86,055
    Tabuchi Electric Co., Ltd.                                10,600     32,528
    Tachi-S Co., Ltd.                                         11,000    200,677
    Tachibana Eletech Co., Ltd.                                5,320     76,940
    Tadano, Ltd.                                              43,000    532,579
    Taihei Dengyo Kaisha, Ltd.                                13,000    187,880
    Taiheiyo Cement Corp.                                    432,225  1,621,828
    Taiheiyo Kouhatsu, Inc.                                   27,000     25,943
    Taiho Kogyo Co., Ltd.                                      6,900     97,271
    Taikisha, Ltd.                                             7,700    207,103
    Taiko Bank, Ltd. (The)                                     1,000      2,129
    Taiko Pharmaceutical Co., Ltd.                             1,400     28,215
    Taisei Corp.                                              88,000    842,338
    Taisei Lamick Co., Ltd.                                    2,200     58,068
    Taiyo Holdings Co., Ltd.                                   5,300    251,838
    Taiyo Nippon Sanso Corp.                                  68,700    793,963
    Taiyo Yuden Co., Ltd.                                     50,200    842,960

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Takaoka Toko Co., Ltd.                                     4,480 $   74,998
    Takara Holdings, Inc.                                     35,000    349,494
    Takara Leben Co., Ltd.                                    46,000    211,021
    Takara Standard Co., Ltd.                                 15,000    251,859
    Takasago International Corp.                               6,400    251,386
    Takasago Thermal Engineering Co., Ltd.                     9,700    161,898
    Takashima & Co., Ltd.                                     16,000     31,183
    Takashimaya Co., Ltd.                                     72,000    658,645
    Take And Give Needs Co., Ltd.                              4,820     33,937
    Takeda Pharmaceutical Co., Ltd.                           15,600    824,098
    Takeei Corp.                                              10,100    102,298
    Takeuchi Manufacturing Co., Ltd.                          16,400    317,885
    Takihyo Co., Ltd.                                          5,000     21,039
    Takisawa Machine Tool Co., Ltd.                           23,000     36,684
    Takuma Co., Ltd.                                          21,000    215,077
    Tama Home Co., Ltd.                                       10,000     66,171
    Tamron Co., Ltd.                                           7,000    131,304
    Tamura Corp.                                              28,000    152,992
    Tanseisha Co., Ltd.                                       10,300    103,860
    Tatsuta Electric Wire and Cable Co., Ltd.                 15,000     96,165
    Tayca Corp.                                               13,000    114,980
    TBK Co., Ltd.                                              7,000     31,523
    TDK Corp.                                                 17,300  1,243,377
    TDK Corp. Sponsored ADR                                    7,012    504,373
    Techno Smart Corp.                                         2,600     31,615
    TechnoPro Holdings, Inc.                                   3,400    145,870
    Tecnos Japan, Inc.                                         2,500     24,874
    Teijin, Ltd.                                              53,400  1,070,637
    Teikoku Electric Manufacturing Co., Ltd.                   6,300     65,461
    Tekken Corp.                                              43,000    132,035
    Terumo Corp.                                              12,500    472,625
    THK Co., Ltd.                                             29,600    903,798
    TIS, Inc.                                                 25,500    770,861
*   Toa Corp.(6894508)                                         6,800    111,026
    Toa Corp.(6894434)                                        11,000    114,718
    Toa Oil Co., Ltd.                                          9,000     11,753
    TOA ROAD Corp.                                            18,000     74,380
    Toagosei Co., Ltd.                                        45,500    548,823
    Tobishima Corp.                                           63,700     97,495
    Tobu Railway Co., Ltd.                                    43,000    227,679
    Tobu Store Co., Ltd.                                       1,000     28,785
    TOC Co., Ltd.                                              8,800     82,693
    Tocalo Co., Ltd.                                           5,400    206,327
    Tochigi Bank, Ltd. (The)                                  31,000    126,142
    Toda Corp.                                                82,000    563,726
    Toda Kogyo Corp.                                          13,000     49,324
    Toei Animation Co., Ltd.                                     800     60,853
    Toei Co., Ltd.                                            29,000    295,673
    Toell Co., Ltd.                                            2,100     17,187
    Toenec Corp.                                              17,000    103,228
    Togami Electric Manufacturing Co., Ltd.                    4,000     17,549
    Toho Bank, Ltd. (The)                                     89,000    310,533
    Toho Co., Ltd.(6895200)                                    5,200    187,395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Toho Co., Ltd.(6895211)                                    1,800 $   47,284
    Toho Gas Co., Ltd.                                        54,000    365,946
    Toho Holdings Co., Ltd.                                   20,100    397,350
    Toho Titanium Co., Ltd.                                   18,500    143,272
    Toho Zinc Co., Ltd.                                       62,000    266,966
    Tohoku Bank, Ltd. (The)                                   19,000     26,174
    Tohoku Electric Power Co., Inc.                           23,700    322,860
    Tokai Carbon Co., Ltd.                                    77,000    496,913
    Tokai Corp.                                                2,500    110,469
    TOKAI Holdings Corp.                                      30,200    232,237
    Tokai Lease Co., Ltd.                                      2,000      3,882
    Tokai Rika Co., Ltd.                                      21,400    392,955
    Tokai Tokyo Financial Holdings, Inc.                      70,300    410,060
    Token Corp.                                                2,800    355,979
    Tokio Marine Holdings, Inc.                               55,700  2,342,366
    Tokushu Tokai Paper Co., Ltd.                              3,900    146,711
*   Tokuyama Corp.                                           150,000    681,459
    Tokyo Century Corp.                                       16,700    711,320
    Tokyo Dome Corp.                                          27,000    259,867
*   Tokyo Electric Power Co. Holdings, Inc.                   54,388    230,697
    Tokyo Electron Device, Ltd.                                3,600     58,356
    Tokyo Electron, Ltd.                                      14,000  1,968,928
    Tokyo Energy & Systems, Inc.                              13,000    127,224
    Tokyo Gas Co., Ltd.                                       98,000    519,971
    Tokyo Individualized Educational Institute, Inc.           1,300     14,964
    Tokyo Keiki, Inc.                                         34,000     89,377
    Tokyo Ohka Kogyo Co., Ltd.                                15,300    498,042
    Tokyo Rakutenchi Co., Ltd.                                   700     37,264
    Tokyo Rope Manufacturing Co., Ltd.                         5,200     79,629
    Tokyo Sangyo Co., Ltd.                                     4,000     16,638
    Tokyo Seimitsu Co., Ltd.                                  12,000    416,235
    Tokyo Steel Manufacturing Co., Ltd.                       27,700    237,449
    Tokyo Tatemono Co., Ltd.                                  58,500    795,988
    Tokyo Tekko Co., Ltd.                                     12,000     49,391
    Tokyo Theatres Co., Inc.                                  21,000     27,603
    Tokyo TY Financial Group, Inc.                            10,413    277,118
    Tokyotokeiba Co., Ltd.                                     4,900    159,107
    Tokyu Construction Co., Ltd.                              35,400    283,092
    Tokyu Corp.                                               24,500    360,517
    Tokyu Fudosan Holdings Corp.                             137,425    824,353
    Toli Corp.                                                17,000     55,313
    Tomato Bank, Ltd.                                          1,100     15,333
    Tomen Devices Corp.                                          100      2,182
    Tomoe Corp.                                                9,500     31,460
    Tomoe Engineering Co., Ltd.                                2,900     47,675
    Tomoegawa Co., Ltd.                                        7,000     17,084
    Tomoku Co., Ltd.                                          21,000     74,258
    TOMONY Holdings, Inc.                                     66,100    323,238
    Tomy Co., Ltd.                                            30,000    366,973
    Tonami Holdings Co., Ltd.                                 23,000     90,431
    Topcon Corp.                                              40,000    684,380
    Toppan Forms Co., Ltd.                                    18,700    194,433
    Toppan Printing Co., Ltd.                                 71,000    750,307

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Topre Corp.                                              15,000 $   395,414
    Topy Industries, Ltd.                                     9,700     297,913
    Toray Industries, Inc.                                  187,400   1,692,207
    Torex Semiconductor, Ltd.                                 2,300      38,272
    Toridoll Holdings Corp.                                   4,800     134,546
    Torii Pharmaceutical Co., Ltd.                            6,100     170,347
    Torikizoku Co., Ltd.                                      1,500      35,091
    Torishima Pump Manufacturing Co., Ltd.                   12,100     123,660
    Tosei Corp.                                              14,600     114,111
#*  Toshiba Corp.                                           262,000     594,487
    Toshiba Machine Co., Ltd.                                47,000     223,185
    Toshiba Plant Systems & Services Corp.                    9,400     153,073
    Toshiba TEC Corp.                                        60,000     332,107
    Tosho Co., Ltd.                                           1,600      73,900
    Tosoh Corp.                                             246,000   2,912,672
    Totetsu Kogyo Co., Ltd.                                   7,700     240,410
    TOTO, Ltd.                                               12,500     503,017
    Tottori Bank, Ltd. (The)                                  1,300      20,062
    Tow Co., Ltd.                                             6,800      54,280
    Towa Bank, Ltd. (The)                                   128,000     142,561
    Towa Corp.                                                9,300     144,890
    Towa Pharmaceutical Co., Ltd.                             4,000     193,209
    Toyo Construction Co., Ltd.                              26,300     112,583
    Toyo Denki Seizo K.K.                                     2,600      45,371
    Toyo Engineering Corp.                                   58,000     152,547
    Toyo Ink SC Holdings Co., Ltd.                           76,000     393,792
    Toyo Kohan Co., Ltd.                                     21,000      92,310
    Toyo Machinery & Metal Co., Ltd.                          3,500      25,284
    Toyo Securities Co., Ltd.                                41,000      93,123
    Toyo Seikan Group Holdings, Ltd.                         32,500     532,751
    Toyo Suisan Kaisha, Ltd.                                  5,800     210,715
    Toyo Tanso Co., Ltd.                                      4,900      82,011
    Toyo Tire & Rubber Co., Ltd.                             41,700     855,957
    Toyo Wharf & Warehouse Co., Ltd.                         13,000      22,169
    Toyobo Co., Ltd.                                        357,000     679,766
    Toyoda Gosei Co., Ltd.                                   30,200     712,555
    Toyota Boshoku Corp.                                     20,100     419,779
    Toyota Motor Corp.                                      191,273  10,780,115
    Toyota Motor Corp. Sponsored ADR                         41,028   4,629,600
    Toyota Tsusho Corp.                                      56,700   1,822,794
    TPR Co., Ltd.                                            10,000     315,791
    Trancom Co., Ltd.                                         2,900     143,326
    Transcosmos, Inc.                                         6,900     165,830
    Trend Micro, Inc.                                         7,700     385,094
    Trusco Nakayama Corp.                                    12,200     312,907
    TS Tech Co., Ltd.                                        17,800     527,549
    Tsubaki Nakashima Co., Ltd.                               2,100      42,150
    Tsubakimoto Chain Co.                                    53,000     449,675
*   Tsudakoma Corp.                                          27,000      46,265
    Tsugami Corp.                                            11,000      88,176
    Tsukada Global Holdings, Inc.                             2,000      10,884
    Tsukishima Kikai Co., Ltd.                               11,700     132,645
    Tsukuba Bank, Ltd.                                       32,200      96,540

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tsukui Corp.                                              33,400 $  202,824
    Tsumura & Co.                                             10,800    419,758
    Tsuruha Holdings, Inc.                                     5,000    524,607
    Tsurumi Manufacturing Co., Ltd.                            6,100    102,164
    Tv Tokyo Holdings Corp.                                    5,300    110,264
*   U-Shin, Ltd.                                              10,500     70,519
    UACJ Corp.                                               115,908    342,109
    Ube Industries, Ltd.                                     454,200  1,230,369
    Uchida Yoko Co., Ltd.                                      1,000     24,898
    Uchiyama Holdings Co., Ltd.                                1,500      6,326
    UKC Holdings Corp.                                         6,500     97,639
    Ulvac, Inc.                                               14,900    798,870
    Umenohana Co., Ltd.                                          500     12,700
    Unicharm Corp.                                            12,200    313,021
    Uniden Holdings Corp.                                     12,000     28,572
    Union Tool Co.                                             2,100     62,342
    Unipres Corp.                                             15,500    360,489
    United Arrows, Ltd.                                        7,000    212,158
    United Super Markets Holdings, Inc.                       22,700    230,350
*   Unitika, Ltd.                                            264,000    186,694
    Universal Entertainment Corp.                              9,400    269,682
    Unizo Holdings Co., Ltd.                                   7,400    171,698
    Urbanet Corp. Co., Ltd.                                   10,100     40,387
    Ushio, Inc.                                               44,500    624,529
    USS Co., Ltd.                                             12,400    250,496
*   UT Group Co., Ltd.                                         5,700    102,332
    Utoc Corp.                                                 2,600     10,518
    V Technology Co., Ltd.                                     1,400    239,683
*   V-Cube, Inc.                                               2,300     12,946
    Valor Holdings Co., Ltd.                                  16,700    377,418
    ValueCommerce Co., Ltd.                                    9,900     61,468
    Vector, Inc.                                               1,400     20,377
    VeriServe Corp.                                              600     18,374
    Village Vanguard Co., Ltd.                                 2,800     26,020
    Vital KSK Holdings, Inc.                                  16,500    132,159
    Vitec Holdings Co., Ltd.                                   4,800     61,414
    Voyage Group, Inc.                                         4,000     75,320
    VT Holdings Co., Ltd.                                     40,600    207,539
    W-Scope Corp.                                              3,100     65,814
    Wacoal Holdings Corp.                                     43,000    604,057
    Wakachiku Construction Co., Ltd.                          48,000     75,735
    Wakita & Co., Ltd.                                        16,200    182,704
    Warabeya Nichiyo Holdings Co., Ltd.                        5,200    140,404
    Watahan & Co., Ltd.                                          900     18,979
    WATAMI Co., Ltd.                                           8,800    107,576
    Watts Co., Ltd.                                            1,900     24,877
    WDB Holdings Co., Ltd.                                     1,300     27,179
    Weathernews, Inc.                                          1,400     43,534
    Welcia Holdings Co., Ltd.                                  8,600    326,803
    Wellnet Corp.                                              2,000     24,802
    West Holdings Corp.                                        8,600     66,384
    West Japan Railway Co.                                     7,300    523,988
    WIN-Partners Co., Ltd.                                     4,700     59,565

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    WirelessGate, Inc.                                         1,700 $   22,275
    Wood One Co., Ltd.                                         7,000     18,292
    World Holdings Co., Ltd.                                   3,400     82,723
    Wowow, Inc.                                                3,400     98,781
    Xebio Holdings Co., Ltd.                                  10,300    193,993
    YAC Holdings Co., Ltd.                                     2,600     32,248
    Yahagi Construction Co., Ltd.                             11,100     91,981
    Yahoo Japan Corp.                                         36,500    165,197
    Yaizu Suisankagaku Industry Co., Ltd.                      1,600     17,538
    Yakult Honsha Co., Ltd.                                    1,900    129,477
    Yakuodo Co., Ltd.                                          3,900    106,521
    YAMABIKO Corp.                                            13,800    166,858
    YAMADA Consulting Group Co., Ltd.                          1,300     81,966
    Yamada Denki Co., Ltd.                                   108,240    578,093
    Yamagata Bank, Ltd. (The)                                 51,000    231,517
    Yamaguchi Financial Group, Inc.                           49,000    576,722
    Yamaha Corp.                                              18,300    647,146
    Yamaha Motor Co., Ltd.                                    55,000  1,381,355
    Yamaichi Electronics Co., Ltd.                             9,600    186,886
    Yamanashi Chuo Bank, Ltd. (The)                           72,000    294,095
    Yamatane Corp.                                             4,600     68,092
    Yamato Corp.                                               7,100     44,160
    Yamato Holdings Co., Ltd.                                 29,700    596,148
    Yamaya Corp.                                               2,500     36,221
    Yamazaki Baking Co., Ltd.                                 31,000    621,879
    Yamazen Corp.                                             17,100    175,552
    Yaoko Co., Ltd.                                            6,600    284,778
    Yaskawa Electric Corp.                                    31,800    852,535
    Yasunaga Corp.                                             3,100     46,036
    Yellow Hat, Ltd.                                           5,500    142,037
    Yokogawa Bridge Holdings Corp.                            13,600    206,921
    Yokogawa Electric Corp.                                   71,300  1,199,973
    Yokohama Reito Co., Ltd.                                  20,600    204,859
    Yokohama Rubber Co., Ltd. (The)                           46,300    932,375
    Yokowo Co., Ltd.                                           3,300     43,626
    Yomiuri Land Co., Ltd.                                    14,000     66,747
    Yondoshi Holdings, Inc.                                    5,200    130,604
    Yorozu Corp.                                               6,900    116,466
    Yoshinoya Holdings Co., Ltd.                              10,900    184,297
    Yuasa Trading Co., Ltd.                                    4,000    128,162
    Yuken Kogyo Co., Ltd.                                      9,000     19,094
    Yumeshin Holdings Co., Ltd.                                3,300     22,492
    Yurtec Corp.                                              16,000    108,617
    Yusen Logistics Co., Ltd.                                  8,800     79,725
    Yushiro Chemical Industry Co., Ltd.                        3,700     50,375
    Zenkoku Hosho Co., Ltd.                                    5,000    215,014
    Zenrin Co., Ltd.                                           8,300    255,440
    Zensho Holdings Co., Ltd.                                 40,500    732,612
    Zeon Corp.                                                71,000    885,803
    ZERIA Pharmaceutical Co., Ltd.                             5,800    101,074
*   ZIGExN Co., Ltd.                                           3,600     52,500
    Zojirushi Corp.                                           12,000    125,277

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Zuiko Corp.                                                500 $     17,641
                                                                   ------------
TOTAL JAPAN                                                         537,393,534
                                                                   ------------
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd Class B                  63,800       20,407
    Aeon Co. M Bhd                                         217,900      111,481
    Aeon Credit Service M Bhd                               17,550       55,731
    Affin Holdings Bhd                                     109,590       65,782
#   AirAsia Bhd                                            594,300      448,081
#*  AirAsia X Bhd                                          972,100       88,434
    Alliance Financial Group Bhd                           351,900      323,099
    AMMB Holdings Bhd                                      484,500      559,916
    Ann Joo Resources Bhd                                   68,600       48,530
    APM Automotive Holdings Bhd                             34,700       31,040
    Astro Malaysia Holdings Bhd                             71,800       43,255
    Axiata Group Bhd                                       272,588      294,767
    Batu Kawan Bhd                                          30,000      133,116
    Benalec Holdings Bhd                                    48,000        4,707
*   Berjaya Assets BHD                                     138,500       39,758
#*  Berjaya Corp. Bhd                                    1,146,810       88,393
*   Berjaya Land Bhd                                        76,000        7,630
    Berjaya Sports Toto Bhd                                131,659       73,176
#   Bermaz Auto Bhd                                        126,100       57,708
#   BIMB Holdings Bhd                                      114,300      116,366
    Bonia Corp. Bhd                                         82,000       11,017
*   Borneo Oil Bhd                                         412,350        9,656
    Boustead Holdings Bhd                                  220,899      138,726
#   Boustead Plantations Bhd                                22,500        8,721
    British American Tobacco Malaysia Bhd                   13,500      138,676
#*  Bumi Armada Bhd                                        913,000      149,278
    Bursa Malaysia Bhd                                     102,500      248,052
#   Cahya Mata Sarawak Bhd                                 222,700      207,868
    Can-One Bhd                                             18,400       14,736
    Carlsberg Brewery Malaysia Bhd Class B                  37,800      132,408
    CB Industrial Product Holding Bhd                      102,800       48,736
    CIMB Group Holdings Bhd                                427,077      653,233
    Coastal Contracts Bhd                                   42,800       13,190
    Cypark Resources Bhd                                    58,000       34,122
#   Datasonic Group Bhd                                    154,100       42,114
#*  Dayang Enterprise Holdings Bhd                         141,839       33,786
*   Destinii Bhd                                           137,400       21,018
    Dialog Group Bhd                                       390,658      176,109
#   DiGi.Com Bhd                                           155,200      173,974
    DKSH Holdings Malaysia Bhd                              22,800       26,622
#   DRB-Hicom Bhd                                          336,400      132,757
    Dutch Lady Milk Industries Bhd                           2,400       33,049
    Eastern & Oriental Bhd                                 218,229       84,127
*   Eco World Development Group Bhd                        396,200      145,262
#   Ekovest Bhd                                            488,900      130,268
#   Evergreen Fibreboard Bhd                               210,750       42,808
#   Felda Global Ventures Holdings Bhd                     485,400      184,840
    Fraser & Neave Holdings Bhd                              4,300       25,000
#   Gadang Holdings Bhd                                    196,250       58,220

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
MALAYSIA -- (Continued)
    Gamuda Bhd                                                 255,500 $316,233
#   Gas Malaysia Bhd                                            80,000   54,358
    Genting Malaysia Bhd                                       227,800  318,924
#   Genting Plantations Bhd                                     46,700  116,889
    George Kent Malaysia BHD                                    89,000   89,344
#   Globetronics Technology Bhd                                 37,900   54,494
    Glomac Bhd                                                  86,600   13,246
    Hai-O Enterprise Bhd                                        13,700   13,690
#   HAP Seng Consolidated Bhd                                  242,580  514,914
    Hap Seng Plantations Holdings Bhd                           72,400   43,950
    Hartalega Holdings Bhd                                      64,000  105,713
    Heineken Malaysia Bhd                                       29,600  124,282
*   Hengyuan Refining Co. Bhd                                   15,500   28,444
#   HeveaBoard Bhd                                             142,700   55,640
*   Hibiscus Petroleum Bhd                                     451,500   42,740
    Hock Seng LEE BHD                                           55,900   19,990
    Hong Leong Bank Bhd                                         71,432  261,864
    Hong Leong Financial Group Bhd                              64,153  256,544
    Hong Leong Industries Bhd                                   31,400   76,883
    Hua Yang Bhd                                                65,066   12,460
    IHH Healthcare Bhd                                          45,600   62,865
    IJM Corp. Bhd                                              983,720  797,146
    IJM Plantations Bhd                                         72,500   51,313
    Inari Amertron Bhd                                         253,692  151,667
    Insas Bhd                                                  225,200   55,207
    IOI Corp. Bhd                                              102,326  106,790
    IOI Properties Group Bhd                                   412,924  202,500
*   Iris Corp. Bhd                                             271,500   10,762
#*  Iskandar Waterfront City Bhd                                91,000   26,330
*   JAKS Resources Bhd                                         137,900   47,950
#   Jaya Tiasa Holdings Bhd                                    170,800   44,684
    JCY International Bhd                                      139,200   18,516
    Kerjaya Prospek Group Bhd                                   36,600   31,703
    Kian JOO CAN Factory Bhd                                    56,700   39,459
#*  KNM Group Bhd                                            1,116,730   63,888
    Kossan Rubber Industries                                    59,300   98,331
    KPJ Healthcare Bhd                                          95,450   92,713
*   KSL Holdings Bhd                                           222,492   63,906
    Kuala Lumpur Kepong Bhd                                     27,100  156,925
    Kumpulan Perangsang Selangor Bhd                            43,300   13,245
#   Lafarge Malaysia Bhd                                        68,300   91,140
    Land & General Bhd                                         584,220   31,385
*   Landmarks Bhd                                               74,700   14,900
    LBS Bina Group Bhd                                         134,400   61,832
    Lii Hen Indsustries Bhd                                     29,000   21,597
    Lingkaran Trans Kota Holdings Bhd                           48,400   66,812
    LPI Capital Bhd                                             19,020   79,785
    Magni-Tech Industries Bhd                                   64,000  113,625
    Magnum Bhd                                                 213,700   85,345
    Mah Sing Group Bhd                                         620,440  229,011
#   Malakoff Corp. Bhd                                         251,200   60,422
    Malayan Banking Bhd                                        379,478  845,550
    Malayan Flour Mills Bhd                                     73,200   40,168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Bhd                             145,492 $297,241
    Malaysia Building Society Bhd                              583,842  167,671
    Malaysian Pacific Industries Bhd                            40,475  134,113
#   Malaysian Resources Corp. Bhd                              395,950  112,682
    Malton Bhd                                                  81,600   22,477
    Matrix Concepts Holdings Bhd                                81,900   52,218
#   Maxis Bhd                                                   54,500   71,927
#   Media Prima Bhd                                            306,800   64,478
    Mega First Corp. Bhd                                        84,100   75,439
    MISC Bhd                                                   157,380  271,456
#   Mitrajaya Holdings Bhd                                     126,000   39,126
*   MK Land Holdings Bhd                                       131,800    8,467
    MKH Bhd                                                    124,324   65,325
    MMC Corp. Bhd                                              284,000  159,085
*   MNRB Holdings Bhd                                           26,700   15,655
*   Mudajaya Group Bhd                                         105,300   30,752
    Muhibbah Engineering M Bhd                                 115,700   75,641
*   Mulpha International Bhd                                    51,880   29,227
    My EG Services Bhd                                         291,000  146,760
*   Naim Holdings Bhd                                           48,600   14,310
*   OCK Group Bhd                                              106,000   22,148
    Oldtown Bhd                                                 93,900   60,320
    Oriental Holdings Bhd                                        4,700    7,232
    Padini Holdings Bhd                                        269,400  235,296
    Pantech Group Holdings Bhd                                  63,286    9,754
    Paramount Corp. Bhd                                         32,600   14,006
#*  Parkson Holdings Bhd                                       219,903   28,493
    Petron Malaysia Refining & Marketing Bhd                    17,200   36,168
    Petronas Chemicals Group Bhd                               153,700  249,697
    Petronas Dagangan Bhd                                       17,100   94,984
    Petronas Gas Bhd                                            25,100  109,830
    Pharmaniaga Bhd                                             29,900   31,015
    Pie Industrial Bhd                                          22,300   12,188
#   Pos Malaysia Bhd                                           110,100  136,070
    Press Metal Aluminium Holdings Bhd                         343,839  228,878
    Protasco Bhd                                               120,000   29,126
    Public Bank Bhd                                             88,140  417,512
#*  Puncak Niaga Holdings Bhd                                   15,500    3,112
#   QL Resources Bhd                                           132,850  154,796
    RGB International Bhd                                      662,800   44,118
    RHB Bank Bhd                                               124,343  145,216
*   Salcon Bhd                                                 191,794   23,064
    Sapura Energy Bhd                                        1,669,043  600,537
    Sarawak Oil Palms Bhd                                       39,857   33,317
    Scientex Bhd                                                48,000   97,088
    Selangor Properties Bhd                                     24,800   28,151
    Shangri-La Hotels Malaysia Bhd                              15,100   17,626
#   Sime Darby Bhd                                             166,422  367,308
#   SKP Resources Bhd                                          125,600   40,515
#   SP Setia Bhd Group                                          86,457   66,830
    Star Media Group Bhd                                        50,500   27,599
#*  Sumatec Resources Bhd                                      598,000    6,983
    Sunway Bhd                                                 221,998  221,897

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
#   Sunway Construction Group Bhd                            46,680 $    23,226
    Supermax Corp. Bhd                                      159,500      71,507
    Suria Capital Holdings Bhd                               16,100       7,864
    Syarikat Takaful Malaysia Bhd                            60,000      56,874
#   Ta Ann Holdings Bhd                                      80,257      65,601
    TA Enterprise Bhd                                       333,600      47,160
    TA Global Bhd                                           217,000      15,737
    Taliworks Corp. Bhd                                      90,300      31,406
    Tambun Indah Land Bhd                                    80,300      24,938
    TAN Chong Motor Holdings Bhd                            100,000      40,172
    TDM Bhd                                                 302,940      39,625
    Telekom Malaysia Bhd                                    103,348     153,582
    Tenaga Nasional Bhd                                      71,550     235,903
    Thong Guan Industries Bhd                                23,200      22,649
    Time dotCom Bhd                                          47,300     106,594
    Tiong NAM Logistics Holdings                             46,000      18,899
    Top Glove Corp. Bhd                                     209,600     280,894
    Tropicana Corp. Bhd                                     199,848      44,799
    TSH Resources Bhd                                       164,100      64,001
#   Tune Protect Group Bhd                                  273,200      69,528
    Uchi Technologies Bhd                                    37,400      16,423
#   UEM Edgenta Bhd                                          98,900      62,432
#*  UEM Sunrise Bhd                                         632,358     169,774
#*  UMW Holdings Bhd                                        198,100     269,745
#*  UMW Oil & Gas Corp. Bhd                                 623,180      43,680
    Unisem M Bhd                                            221,400     198,382
    United Plantations Bhd                                   11,300      73,020
    UOA Development Bhd                                     242,900     147,501
*   Uzma Bhd                                                 60,100      20,931
#   VS Industry Bhd                                         320,000     164,535
    Wah Seong Corp. Bhd                                      72,098      15,996
*   WCT Holdings Bhd                                        323,941     143,694
    Westports Holdings Bhd                                  139,800     121,779
    WTK Holdings Bhd                                         72,500      14,638
    Yinson Holdings Bhd                                     106,500      88,299
*   YNH Property Bhd                                        133,216      44,165
    YTL Corp. Bhd                                         1,828,983     597,922
    YTL Power International Bhd                             342,650     112,018
    Zhulian Corp. Bhd                                        45,600      17,996
                                                                    -----------
TOTAL MALAYSIA                                                       21,326,637
                                                                    -----------
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A                             933,781   1,296,095
    Alpek S.A.B. de C.V.                                    193,325     222,184
    Alsea S.A.B. de C.V.                                    143,644     559,005
    America Movil S.A.B. de C.V. Series L                   781,046     690,120
    America Movil S.A.B. de C.V. Series L ADR                23,684     418,733
    Arca Continental S.A.B. de C.V.                         114,633     852,222
*   Axtel S.A.B. de C.V.                                    301,200      71,567
    Banregio Grupo Financiero S.A.B. de C.V.                106,388     697,281
    Bolsa Mexicana de Valores S.A.B. de C.V.                 63,291     108,717
*   Cemex S.A.B. de C.V.                                  2,172,424   2,098,901
    Cia Minera Autlan S.A.B. de C.V. Series B                20,453      18,842

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Series L                    7,700 $   65,532
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR               4,452    378,331
    Consorcio ARA S.A.B. de C.V. Series *                    305,857    102,568
* Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR 18,370 251,669 Controladora Vuela Cia de Aviacion S.A.B. de C.V.
*     Class A                                                 25,993     35,743
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                  115,620    174,704
    Corp. Moctezuma S.A.B. de C.V. Series *                   73,800    290,184
    Credito Real S.A.B. de C.V. SOFOM ER                      36,910     65,371
    El Puerto de Liverpool S.A.B. de C.V. Class C1             7,361     66,157
#*  Empresas ICA S.A.B. de C.V.                              117,564     10,302
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR         32,800      5,712
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR   12,159  1,226,600
*   Genomma Lab Internacional S.A.B. de C.V. Class B         276,941    355,461
    Gentera S.A.B. de C.V.                                   320,061    485,418
    Gruma S.A.B. de C.V. Class B                              70,384    970,451
*   Grupo Aeromexico S.A.B. de C.V.                           38,422     79,682
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.       66,130    417,712
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR        9,537  1,092,940
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B   24,482    280,101
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR         5,100  1,084,005
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B     2,400     51,028
    Grupo Bimbo S.A.B. de C.V. Series A                      157,200    395,329
    Grupo Carso S.A.B. de C.V. Series A1                      97,100    405,581
    Grupo Cementos de Chihuahua S.A.B. de C.V.                 6,289     32,843
    Grupo Comercial Chedraui S.A. de C.V.                    113,794    238,422
    Grupo Elektra S.A.B. de C.V.                              13,973    624,482
*   Grupo Famsa S.A.B. de C.V. Class A                       110,408     63,755
    Grupo Financiero Banorte S.A.B. de C.V. Class O          197,896  1,311,599
    Grupo Financiero Inbursa S.A.B. de C.V. Class O          304,040    546,341
    Grupo Financiero Interacciones SA de C.V. Class O         39,863    224,366
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B 226,927    465,390
*   Grupo GICSA S.A. de C.V.                                  57,967     39,725
    Grupo Herdez S.A.B. de C.V. Series *                      97,105    218,674
    Grupo Lala S.A.B. de C.V.                                 49,771     97,906
    Grupo Lamosa S.A.B. de C.V.                               35,276     77,775
    Grupo Mexico S.A.B. de C.V. Series B                     548,102  1,784,160
*   Grupo Pochteca S.A.B. de C.V.                              3,616      1,440
    Grupo Sanborns S.A.B. de C.V.                             43,962     53,216
*   Grupo Simec S.A.B. de C.V. Series B                       39,212    139,998
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                   1,049     11,224
    Grupo Televisa S.A.B. Series CPO                         247,891  1,322,271
    Grupo Televisa S.A.B. Sponsored ADR                       23,672    630,149
*   Hoteles City Express S.A.B. de C.V.                      133,529    165,763
    Impulsora del Desarrollo y El Empleo en America Latina
*     S.A.B. de C.V.                                         126,300    241,213
    Industrias Bachoco S.A.B. de C.V. Series B                56,734    282,993
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR              742     44,379
*   Industrias CH S.A.B. de C.V. Series B                     75,552    366,163
    Industrias Penoles S.A.B. de C.V.                         37,584    922,579
    Infraestructura Energetica Nova S.A.B. de C.V.            35,103    198,758
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A          255,812    514,426
*   La Comer S.A.B. de C.V.                                  137,995    139,913
*   Maxcom Telecomunicaciones S.A.B. de C.V.                   3,793      1,475
    Megacable Holdings S.A.B. de C.V.                         96,919    401,885

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
MEXICO -- (Continued)
    Mexichem S.A.B. de C.V.                                 334,305 $   953,950
*   Minera Frisco S.A.B. de C.V. Class A1                    70,600      44,971
    Organizacion Cultiba S.A.B. de C.V.                      12,061      10,975
*   Organizacion Soriana S.A.B. de C.V. Class B             155,527     385,181
    Promotora y Operadora de Infraestructura S.A.B. de C.V.  45,570     499,945
    Promotora y Operadora de Infraestructura S.A.B. de C.V.   1,232      10,632
    Qualitas Controladora S.A.B. de C.V.                     57,781      95,812
    Rassini S.A.B. de C.V.                                   12,946      61,805
*   Telesites S.A.B. de C.V.                                 51,131      37,424
    TV Azteca S.A.B. de C.V.                                351,017      66,842
    Vitro S.A.B. de C.V. Series A                            14,205      63,778
    Wal-Mart de Mexico S.A.B. de C.V.                       155,904     360,806
                                                                    -----------
TOTAL MEXICO                                                         29,079,652
                                                                    -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                   38,684   1,689,006
    ABN AMRO Group NV                                        34,117     964,325
    Accell Group                                             10,226     311,727
    Aegon NV(5927375)                                       274,581   1,539,150
    Aegon NV(007924103)                                      90,321     503,088
*   AFC Ajax NV                                                 546       6,724
    Akzo Nobel NV                                            50,592   4,580,299
*   Altice NV Class A                                        17,214     424,109
*   Altice NV Class B                                         5,112     126,294
    AMG Advanced Metallurgical Group NV                      14,549     502,233
    Amsterdam Commodities NV                                  8,479     251,867
    APERAM SA                                                21,739   1,056,585
    Arcadis NV                                               25,151     514,344
#*  ArcelorMittal(03938L203)                                 58,076   1,519,267
*   ArcelorMittal(BYPBS67)                                   26,445     696,247
    ASM International NV                                     20,246   1,218,359
    ASML Holding NV                                           9,664   1,452,714
    BE Semiconductor Industries NV                           21,146   1,375,516
    Beter Bed Holding NV                                      7,640     141,835
    BinckBank NV                                             24,187     133,045
    Boskalis Westminster                                     35,213   1,259,451
    Brunel International NV                                   6,552     100,686
    Coca-Cola European Partners P.L.C.                       17,596     763,720
    Corbion NV                                               24,222     782,282
    Flow Traders                                              2,962      89,692
*   Fugro NV                                                 28,354     455,426
    Gemalto NV                                               23,043   1,173,838
    GrandVision NV                                            7,566     213,806
*   Heijmans NV                                               7,697      65,094
    Heineken NV                                              22,194   2,315,925
    Hunter Douglas NV                                         1,697     148,489
    IMCD Group NV                                            12,404     694,489
    ING Groep NV                                             29,567     552,425
    ING Groep NV Sponsored ADR                              157,227   2,944,862
    KAS Bank NV                                               4,269      49,252
    Kendrion NV                                               5,725     244,233
    Koninklijke Ahold Delhaize NV                           233,772   4,781,584
    Koninklijke Ahold Delhaize NV Sponsored ADR                 787      16,081

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Koninklijke BAM Groep NV                                 98,851 $   587,807
    Koninklijke DSM NV                                       66,455   4,902,272
    Koninklijke KPN NV                                      708,216   2,568,237
    Koninklijke Philips NV(500472303)                        72,633   2,772,401
    Koninklijke Philips NV(5986622)                          47,730   1,824,052
    Koninklijke Vopak NV                                     26,735   1,272,917
    Nederland Apparatenfabriek                                1,381      63,433
    NN Group NV                                              64,141   2,599,882
*   OCI NV                                                   20,349     435,948
    Ordina NV                                                54,448     101,742
    PostNL NV                                               117,147     554,493
    Randstad Holding NV                                      32,838   1,979,992
    Refresco Group NV                                        11,200     218,835
    RELX NV                                                  60,337   1,267,343
    RELX NV Sponsored ADR                                    12,919     272,724
    SBM Offshore NV                                          80,084   1,384,910
    Sligro Food Group NV                                      9,408     425,529
*   Telegraaf Media Groep NV                                  4,962      35,355
    TKH Group NV                                             15,418     942,996
*   TomTom NV                                                28,748     305,155
    Unilever NV(904784709)                                   33,744   1,962,889
    Unilever NV(B12T3J1)                                     13,702     798,520
    Van Lanschot Kempen NV                                    1,909      56,617
    Wessanen                                                 27,125     478,269
    Wolters Kluwer NV                                        70,283   3,125,727
                                                                    -----------
TOTAL NETHERLANDS                                                    66,596,114
                                                                    -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                       129,455     429,297
    Air New Zealand, Ltd.                                   219,465     552,519
    Auckland International Airport, Ltd.                     84,860     443,647
    Chorus, Ltd.                                            134,324     450,118
    Chorus, Ltd. ADR                                          2,187      35,626
    Contact Energy, Ltd.                                    126,788     510,530
    EBOS Group, Ltd.                                         22,507     305,750
    Fisher & Paykel Healthcare Corp., Ltd.                   98,156     808,797
    Fletcher Building, Ltd.(6341606)                        155,180     931,537
    Fletcher Building, Ltd.(6341617)                         12,299      73,861
    Fonterra Co-operative Group, Ltd.                        16,111      73,218
    Freightways, Ltd.                                        30,285     180,790
    Genesis Energy, Ltd.                                     90,815     169,170
    Gentrack Group, Ltd.                                      4,355      16,356
    Hallenstein Glasson Holdings, Ltd.                          609       1,417
    Heartland Bank, Ltd.                                     49,059      67,058
    Infratil, Ltd.                                          113,815     264,233
    Kathmandu Holdings, Ltd.                                  9,448      16,114
    Mainfreight, Ltd.                                        27,756     506,523
    Mercury NZ, Ltd.                                         92,649     242,290
    Meridian Energy, Ltd.                                    67,998     147,091
    Metlifecare, Ltd.                                        48,962     205,574
    Metro Performance Glass, Ltd.                            20,089      23,239
*   New Zealand Oil & Gas, Ltd.                              25,527      11,496
    New Zealand Refining Co., Ltd. (The)                     57,566     106,738

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NEW ZEALAND -- (Continued)
    NZME, Ltd.                                               83,243 $    57,995
    NZX, Ltd.                                                34,929      30,922
    PGG Wrightson, Ltd.                                       8,757       3,816
    Port of Tauranga, Ltd.                                   56,828     199,716
    Restaurant Brands New Zealand, Ltd.                      22,855     110,103
    Ryman Healthcare, Ltd.                                   23,757     157,337
    Sanford, Ltd.                                            16,333      89,010
    SKY Network Television, Ltd.                            121,524     302,045
    SKYCITY Entertainment Group, Ltd.                       237,724     721,440
    Spark New Zealand, Ltd.                                 421,958   1,188,492
    Steel & Tube Holdings, Ltd.                              17,544      29,112
    Summerset Group Holdings, Ltd.                           73,386     267,326
    Tilt Renewables, Ltd.                                    13,045      21,169
    Tourism Holdings, Ltd.                                   58,498     188,152
*   Tower, Ltd.                                              42,638      30,099
    Trade Me Group, Ltd.                                    108,438     445,851
    Trustpower, Ltd.                                         13,045      56,836
    Vector, Ltd.                                             54,504     139,282
    Warehouse Group, Ltd. (The)                              43,907      71,230
*   Xero, Ltd.                                                2,961      58,667
    Z Energy, Ltd.                                           31,760     184,648
                                                                    -----------
TOTAL NEW ZEALAND                                                    10,926,237
                                                                    -----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA                          147,410     102,244
    AF Gruppen ASA                                              813      15,470
*   Akastor ASA                                              62,139     127,294
    Aker ASA Class A                                         10,276     389,131
    Aker BP ASA                                              43,708     825,641
*   Aker Solutions ASA                                       29,261     146,346
    American Shipping Co. ASA                                 9,506      29,925
    Atea ASA                                                 35,638     436,973
    Austevoll Seafood ASA                                    45,464     403,848
*   Avance Gas Holding, Ltd.                                 18,822      57,542
*   Axactor AB                                              217,910      70,807
    Bakkafrost P/F                                            9,791     384,446
    Bonheur ASA                                               7,354      75,877
    Borregaard ASA                                           18,908     236,488
    BW LPG, Ltd.                                             30,630     138,113
#*  BW Offshore, Ltd.                                        47,788     147,283
    DNB ASA                                                  65,608   1,288,835
*   DNO ASA                                                 166,262     193,923
*   DOF ASA                                                 190,442      22,556
    Ekornes ASA                                              10,616     153,991
    Entra ASA                                                19,314     256,712
*   Fred Olsen Energy ASA                                    20,918      30,579
    Frontline, Ltd.                                          28,827     167,137
    Gjensidige Forsikring ASA                                16,480     285,224
#   Golar LNG, Ltd.                                           3,007      71,597
    Grieg Seafood ASA                                        33,933     278,570
*   Hexagon Composites ASA                                   34,591     122,647
    Hoegh LNG Holdings, Ltd.                                  6,703      75,170
*   Kongsberg Automotive ASA                                187,622     198,790

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NORWAY -- (Continued)
    Kongsberg Gruppen ASA                                     6,562 $   111,588
*   Kvaerner ASA                                             58,803      85,828
    Leroy Seafood Group ASA                                  68,880     399,802
    Marine Harvest ASA                                       23,685     441,564
*   NEL ASA                                                  89,165      29,409
*   Nordic Semiconductor ASA                                 18,887      93,282
    Norsk Hydro ASA                                         163,972   1,058,037
*   Norwegian Air Shuttle ASA                                11,124     273,125
    Ocean Yield ASA                                          18,531     158,304
*   Odfjell Drilling, Ltd.                                   11,082      30,019
    Odfjell SE Class A                                        2,716      10,233
    Opera Software ASA                                       27,392     113,321
    Orkla ASA                                                26,533     273,318
*   Petroleum Geo-Services ASA                              130,315     285,809
*   Prosafe SE                                                3,967      15,343
    Protector Forsikring ASA                                 24,198     236,825
*   Q-Free ASA                                                7,742       8,747
*   REC Silicon ASA                                         879,175     107,914
    Salmar ASA                                                8,154     211,991
    Scatec Solar ASA                                         17,891     104,965
    Schibsted ASA Class A                                     3,700      94,390
    Schibsted ASA Class B                                     3,700      86,553
#*  Seadrill, Ltd.(B09RMQ1)                                  35,129      13,112
#*  Seadrill, Ltd.(B0HWHV8)                                  79,622      29,357
    Selvaag Bolig ASA                                         7,571      35,140
    Skandiabanken ASA                                         1,915      21,555
*   Solstad Farstad ASA                                       4,764       5,687
*   Songa Offshore                                           14,020      62,857
    SpareBank 1 SMN                                           7,596      76,707
    SpareBank 1 SR-Bank ASA                                  45,651     455,640
    Statoil ASA                                              95,311   1,791,282
    Statoil ASA Sponsored ADR                                35,821     672,002
    Stolt-Nielsen, Ltd.                                       9,886     151,088
    Storebrand ASA                                          120,597   1,005,928
    Subsea 7 SA                                              78,522   1,163,529
    Telenor ASA                                              29,211     583,155
    TGS NOPEC Geophysical Co. ASA                            40,842     863,099
    Tomra Systems ASA                                        30,975     440,258
    Treasure ASA                                             14,469      29,953
    Veidekke ASA                                             16,742     221,312
*   Wallenius Wilhelmsen Logistics                           22,907     143,198
    Wilh Wilhelmsen Holding ASA Class A                       5,341     167,912
    XXL ASA                                                   1,683      16,393
    Yara International ASA                                   15,955     634,150
                                                                    -----------
TOTAL NORWAY                                                         19,546,840
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                2,701      31,083
    Credicorp, Ltd.                                           3,175     587,819
*   Fossal SAA ADR                                              342         369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
PERU -- (Continued)
*   Grana y Montero SAA Sponsored ADR                           10,766 $ 34,344
                                                                       --------
TOTAL PERU                                                              653,615
                                                                       --------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                               88,530  133,283
    Aboitiz Power Corp.                                        172,300  133,129
    Alliance Global Group, Inc.                                704,800  200,512
*   Atlas Consolidated Mining & Development Corp.              113,900   12,190
    Ayala Corp.                                                 11,560  198,045
    Ayala Land, Inc.                                           233,300  194,165
    Bank of the Philippine Islands                              84,575  175,254
    BDO Unibank, Inc.                                          231,747  577,895
    Belle Corp.                                              1,295,800   97,319
*   Bloomberry Resorts Corp.                                   702,800  122,620
    Cebu Air, Inc.                                              79,700  159,520
    Century Pacific Food, Inc.                                 145,500   53,221
    Century Properties Group, Inc.                             730,005    7,521
    China Banking Corp.                                         94,322   68,120
    Cosco Capital, Inc.                                        833,000  127,626
    D&L Industries, Inc.                                       405,200   98,434
    DMCI Holdings, Inc.                                        862,650  275,163
*   DoubleDragon Properties Corp.                               68,060   62,050
    East West Banking Corp.                                    103,700   65,662
    EEI Corp.                                                  181,100   45,592
    Emperador, Inc.                                            194,100   28,803
*   Empire East Land Holdings, Inc.                          1,000,000   14,865
    Energy Development Corp.                                 3,340,300  395,192
    Filinvest Land, Inc.                                     3,876,000  135,991
    First Gen Corp.                                            306,300  105,014
    First Philippine Holdings Corp.                             96,560  126,292
*   Global Ferronickel Holdings, Inc.                          210,000   10,982
    Globe Telecom, Inc.                                          5,830  244,585
    GT Capital Holdings, Inc.                                    6,115  147,055
    Integrated Micro-Electronics, Inc.                          99,000   25,901
    International Container Terminal Services, Inc.            118,670  251,129
    JG Summit Holdings, Inc.                                   137,820  217,097
    Jollibee Foods Corp.                                        36,420  162,285
*   Lepanto Consolidated Mining Co.                            269,000    1,020
    Lopez Holdings Corp.                                       713,700   98,973
    LT Group, Inc.                                             504,600  176,084
    Manila Electric Co.                                         18,880  104,400
    Manila Water Co., Inc.                                     292,500  185,414
*   Megawide Construction Corp.                                290,100  100,857
    Megaworld Corp.                                          3,317,000  315,517
*   Melco Resorts And Entertainment Philippines Corp.          425,000   75,824
    Metro Pacific Investments Corp.                          1,601,300  215,421
    Metropolitan Bank & Trust Co.                               69,822  120,411
    Nickel Asia Corp.                                          303,700   36,096
    Pepsi-Cola Products Philippines, Inc.                      343,700   21,800
    Petron Corp.                                               814,000  152,630
    Philex Mining Corp.                                        384,300   67,359
    Philippine National Bank                                    95,595  126,913
    Philippine Stock Exchange, Inc. (The)                          312    1,483

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PHILIPPINES -- (Continued)
    Philweb Corp.                                             57,200 $   10,616
    Phinma Energy Corp.                                      357,000     13,509
    Phoenix Petroleum Philippines, Inc.                      130,700     31,558
    PLDT, Inc.                                                 3,850    124,909
    PLDT, Inc. Sponsored ADR                                   4,722    153,323
    Premium Leisure Corp.                                  1,877,000     59,520
    Puregold Price Club, Inc.                                165,800    154,818
    RFM Corp.                                                196,000     17,468
    Rizal Commercial Banking Corp.                            90,960    102,738
    Robinsons Land Corp.                                     543,100    276,716
    Robinsons Retail Holdings, Inc.                           53,260     91,470
    San Miguel Corp.                                         100,480    202,277
    San Miguel Pure Foods Co., Inc.                            2,710     16,543
    Security Bank Corp.                                      103,104    477,998
    Semirara Mining & Power Corp.                             59,310    199,232
    SM Investments Corp.                                       4,905     78,440
    SM Prime Holdings, Inc.                                  136,926     94,746
*   Top Frontier Investment Holdings, Inc.                     3,465     20,943
    Union Bank of the Philippines                             77,815    133,027
    Universal Robina Corp.                                    67,390    214,957
    Vista Land & Lifescapes, Inc.                          2,405,500    285,452
                                                                     ----------
TOTAL PHILIPPINES                                                     9,232,974
                                                                     ----------
POLAND -- (0.4%)
*   Agora SA                                                   8,317     36,800
*   Alior Bank SA                                             16,460    293,221
    Amica SA                                                     302     13,671
*   AmRest Holdings SE                                           639     65,705
    Asseco Poland SA                                          28,233    354,884
    Bank Handlowy w Warszawie SA                               3,641     71,933
*   Bank Millennium SA                                       158,532    340,225
    Bank Pekao SA                                              4,354    154,706
    Bank Zachodni WBK SA                                       1,804    190,468
*   Bioton SA                                                  9,806     15,660
*   Boryszew SA                                               54,851    166,415
    Budimex SA                                                 2,209    135,876
    CCC SA                                                     3,260    221,274
    CD Projekt SA                                             12,992    312,585
*   Ciech SA                                                  16,145    259,221
    ComArch SA                                                   244     13,821
    Cyfrowy Polsat SA                                         47,451    338,239
    Dom Development SA                                           587     12,464
*   Emperia Holding SA                                         2,574     60,701
    Enea SA                                                   97,222    409,819
    Energa SA                                                 40,209    142,368
    Eurocash SA                                               13,468    133,041
*   Famur SA                                                   6,474     10,794
*   Getin Holding SA                                          65,107     24,084
*   Getin Noble Bank SA                                      108,730     42,613
    Grupa Azoty SA                                             9,996    195,510
    Grupa Kety SA                                              2,251    262,072
*   Grupa Lotos SA                                            44,743    604,588
*   Impexmetal SA                                             38,718     47,401

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
*   ING Bank Slaski SA                                        4,169 $   229,221
    Inter Cars SA                                             1,704     135,389
*   Jastrzebska Spolka Weglowa SA                            15,938     366,916
    Kernel Holding SA                                        24,108     426,533
    KGHM Polska Miedz SA                                     30,797   1,047,755
    LC Corp. SA                                              51,834      27,547
    LPP SA                                                      125     243,612
    Lubelski Wegiel Bogdanka SA                               1,646      32,845
*   mBank SA                                                  2,316     292,961
    Netia SA                                                114,614     126,187
    Neuca SA                                                    432      39,377
*   Orange Polska SA                                        109,497     166,054
    Orbis SA                                                  4,643     110,404
    Pfleiderer Group SA                                       2,336      29,566
    PGE Polska Grupa Energetyczna SA                        188,250     686,017
*   PKP Cargo SA                                              3,460      59,664
*   Polnord SA                                                9,078      25,857
    Polski Koncern Naftowy Orlen SA                          53,743   1,591,191
    Polskie Gornictwo Naftowe i Gazownictwo SA              101,680     188,978
*   Powszechna Kasa Oszczednosci Bank Polski SA              44,857     459,266
    Powszechny Zaklad Ubezpieczen SA                         24,594     302,955
*   Rafako SA                                                12,972      22,304
    Stalprodukt SA                                              407      56,571
    Synthos SA                                              180,014     222,308
*   Tauron Polska Energia SA                                435,059     461,071
    Trakcja SA                                               14,934      56,406
    Warsaw Stock Exchange                                     7,495      97,887
    Wawel SA                                                     43      13,441
                                                                    -----------
TOTAL POLAND                                                         12,448,442
                                                                    -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                            42,109     191,240
*   Banco Comercial Portugues SA Class R                  2,677,760     763,269
    CTT-Correios de Portugal SA                              21,026     137,111
    EDP - Energias de Portugal SA                           150,256     533,476
    EDP Renovaveis SA                                        66,089     528,173
    Galp Energia SGPS SA                                     81,676   1,308,492
    Jeronimo Martins SGPS SA                                 31,231     614,261
    Mota-Engil SGPS SA                                       41,754     117,454
    Navigator Co. SA (The)                                  121,116     522,035
    NOS SGPS SA                                              92,931     591,410
    REN - Redes Energeticas Nacionais SGPS SA                71,755     232,522
    Semapa-Sociedade de Investimento e Gestao                12,365     240,329
    Sonae Capital SGPS SA                                    50,652      48,366
    Sonae SGPS SA                                           421,863     484,789
    Teixeira Duarte SA                                       25,644      10,065
                                                                    -----------
TOTAL PORTUGAL                                                        6,322,992
                                                                    -----------
RUSSIA -- (0.3%)
    Etalon Group, Ltd. GDR(29760G103)                        12,422      44,409
    Etalon Group, Ltd. GDR(B5TWX80)                          36,272     129,904
    Gazprom PJSC Sponsored ADR                              368,756   1,435,468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
RUSSIA -- (Continued)
    Globaltrans Investment P.L.C. GDR                          7,974 $   61,480
    Globaltrans Investment P.L.C. Sponsored GDR               12,202     94,043
*   Lenta, Ltd. GDR(52634T200)                                 8,094     48,564
*   Lenta, Ltd. GDR(BJ621Y903)                                12,540     75,280
    Lukoil PJSC Sponsored ADR(BYZDW2900)                       7,792    363,070
    Lukoil PJSC Sponsored ADR(69343P105)                       6,482    305,561
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR        38,822    289,005
*   Mail.Ru Group, Ltd. GDR                                    3,950    109,143
*   Mechel PJSC Sponsored ADR                                 16,260     77,398
    MegaFon PJSC GDR                                          11,182    107,338
    MMC Norilsk Nickel PJSC ADR                                9,287    137,815
    Novatek PJSC GDR(B0DK75903)                                  838     87,798
    Novatek PJSC GDR(669888109)                                  178     18,619
    Novolipetsk Steel PJSC GDR                                16,393    342,506
    PhosAgro PJSC GDR                                          8,962    122,952
    Ros Agro P.L.C. GDR                                        3,044     36,549
    Rosneft Oil Co. PJSC GDR(67812M207)                        4,097     21,018
    Rosneft Oil Co. PJSC GDR(B17FSC901)                       56,263    288,971
    Rostelecom PJSC Sponsored ADR(778529107)                   1,222      7,912
    Rostelecom PJSC Sponsored ADR(B114RM901)                   7,748     51,031
    RusHydro PJSC ADR                                        218,605    273,266
    Sberbank of Russia PJSC Sponsored ADR(80585Y308)           4,655     54,673
    Sberbank of Russia PJSC Sponsored ADR(B5SC09903)          96,521  1,123,763
    Severstal PJSC GDR                                        15,052    206,859
    Tatneft PJSC Sponsored ADR                                17,234    664,557
    TMK PJSC GDR(87260R201)                                   23,560    123,219
    TMK PJSC GDR(B1FY0V909)                                    3,193     16,690
    VEON, Ltd.                                                94,715    387,384
    VTB Bank PJSC GDR(B1W7FX909)                              80,161    154,685
    VTB Bank PJSC GDR(46630Q202)                             141,453    273,004
*   X5 Retail Group NV GDR                                    12,244    473,655
                                                                     ----------
TOTAL RUSSIA                                                          8,007,589
                                                                     ----------
SINGAPORE -- (0.9%)
*   Abterra, Ltd.                                             22,000      3,720
#   Accordia Golf Trust                                      283,200    147,272
    AEM Holdings, Ltd.                                        12,300     24,501
    Amara Holdings, Ltd.                                      25,000      9,403
    Aspial Corp., Ltd.                                        58,100     11,110
*   Banyan Tree Holdings, Ltd.                               107,700     43,694
    Bonvests Holdings, Ltd.                                   22,000     21,173
*   Boustead Projects, Ltd.                                   15,189     10,454
    Boustead Singapore, Ltd.                                 132,133     92,521
    Breadtalk Group, Ltd.                                     27,000     34,870
    Bukit Sembawang Estates, Ltd.                             22,000    110,500
    Bund Center Investment, Ltd.                              64,750     37,534
    CapitaLand, Ltd.                                         292,600    795,970
    Centurion Corp., Ltd.                                     75,300     28,621
    China Aviation Oil Singapore Corp., Ltd.                  33,600     40,656
    China Sunsine Chemical Holdings, Ltd.                     80,600     53,020
    Chip Eng Seng Corp., Ltd.                                230,000    122,955
    CITIC Envirotech, Ltd.                                    77,200     42,798
    City Developments, Ltd.                                   47,900    397,602

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Civmec, Ltd.                                              16,000 $    7,201
    ComfortDelGro Corp., Ltd.                                270,900    461,563
#*  COSCO Shipping International Singapore Co., Ltd.         554,100    124,565
    CSE Global, Ltd.                                         225,000     68,865
#   CWT, Ltd.                                                132,800    202,747
    Dairy Farm International Holdings, Ltd.                   17,000    137,065
    DBS Group Holdings, Ltd.                                 137,052  2,186,475
    Del Monte Pacific, Ltd.                                  179,159     40,942
    Delfi, Ltd.                                                7,000     10,353
*   Dyna-Mac Holdings, Ltd.                                  150,000     15,258
    Elec & Eltek International Co., Ltd.                       5,000      8,299
#*  Ezion Holdings, Ltd.                                     711,854    126,066
#*  Ezra Holdings, Ltd.                                      767,465      4,701
*   Falcon Energy Group, Ltd.                                 66,000      2,629
    Far East Orchard, Ltd.                                    34,076     38,903
    First Resources, Ltd.                                    207,600    286,277
    Food Empire Holdings, Ltd.                                98,900     48,092
    Fragrance Group, Ltd.                                    206,000     24,949
    Frasers Centrepoint, Ltd.                                 77,800    110,518
    Frencken Group, Ltd.                                      45,900     16,899
*   Gallant Venture, Ltd.                                    282,900     28,843
    Genting Singapore P.L.C.                                 261,400    224,593
#   Geo Energy Resources, Ltd.                               267,800     50,361
    GL, Ltd.                                                 132,000     71,585
    Global Logistic Properties, Ltd.                         129,100    315,085
    Golden Agri-Resources, Ltd.                            2,234,900    650,761
*   Golden Energy & Resources, Ltd.                           54,500     15,249
    Great Eastern Holdings, Ltd.                               4,000     73,762
    GuocoLand, Ltd.                                           69,666     97,893
*   Halcyon Agri Corp., Ltd.                                 115,356     46,869
    Health Management International, Ltd.                     70,800     34,725
    Hi-P International, Ltd.                                 139,000    104,580
    Hiap Hoe, Ltd.                                            39,000     21,314
    Ho Bee Land, Ltd.                                         93,800    167,370
    Hong Fok Corp., Ltd.                                     141,220     81,725
    Hong Leong Asia, Ltd.                                     58,300     46,630
    Hongkong Land Holdings, Ltd.                              22,200    166,822
    Hotel Grand Central, Ltd.                                 39,455     39,312
    Hutchison Port Holdings Trust                          1,747,900    829,733
    Hyflux, Ltd.                                             291,500    103,174
    Indofood Agri Resources, Ltd.                            175,000     63,925
    Japfa, Ltd.                                              203,300     86,935
    Jardine Cycle & Carriage, Ltd.                             8,255    245,809
    Keppel Corp., Ltd.                                       302,400  1,430,106
    Keppel Infrastructure Trust                              664,757    269,747
    Koh Brothers Group, Ltd.                                  48,000     10,254
    KSH Holdings, Ltd.                                        66,000     39,698
    Lian Beng Group, Ltd.                                    154,500     68,978
    Low Keng Huat Singapore, Ltd.                             66,000     31,039
#   M1, Ltd.                                                  84,000    111,877
    Mandarin Oriental International, Ltd.                      7,300     14,758
*   Midas Holdings, Ltd.                                     550,500     83,156
*   Nam Cheong, Ltd.                                         302,000      4,457

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Nera Telecommunications, Ltd.                             53,000 $   14,862
#*  Noble Group, Ltd.                                        397,620    109,781
    Olam International, Ltd.                                 194,300    279,547
    OUE, Ltd.                                                201,700    297,611
    Oversea-Chinese Banking Corp., Ltd.                      278,582  2,333,224
    Oxley Holdings, Ltd.                                     221,900     94,893
    Pan-United Corp., Ltd.                                    53,750     22,223
*   Penguin International, Ltd.                               41,666      8,017
#   Q&M Dental Group Singapore, Ltd.                          94,100     44,424
    QAF, Ltd.                                                 92,707     89,262
*   Raffles Education Corp., Ltd.                            110,370     15,768
    Raffles Medical Group, Ltd.                              246,120    233,507
    RHT Health Trust                                         271,700    178,375
    Riverstone Holdings, Ltd.                                 54,200     42,193
    Rotary Engineering, Ltd.                                  55,000     14,596
*   Rowsley, Ltd.                                            380,900     33,403
    SATS, Ltd.                                               135,870    484,089
    SBS Transit, Ltd.                                         11,500     21,803
    SembCorp Industries, Ltd.                                465,400  1,108,379
    SembCorp Marine, Ltd.                                    144,400    179,447
    Sheng Siong Group, Ltd.                                  164,000    114,353
    SHS Holdings, Ltd.                                        97,000     15,763
    SIA Engineering Co., Ltd.                                 18,800     50,474
    SIIC Environment Holdings, Ltd.                          471,300    168,678
    Sinarmas Land, Ltd.                                      520,200    162,976
    Sing Holdings, Ltd.                                       16,000      4,364
    Singapore Airlines, Ltd.                                 141,200  1,082,101
    Singapore Exchange, Ltd.                                  59,000    329,298
#   Singapore Post, Ltd.                                     412,500    400,057
    Singapore Technologies Engineering, Ltd.                  98,000    272,502
    Singapore Telecommunications, Ltd.                       390,000  1,141,621
#*  Sino Grandness Food Industry Group, Ltd.                 226,909     36,785
    Stamford Land Corp., Ltd.                                150,000     57,597
#   StarHub, Ltd.                                            125,500    252,771
    Sunningdale Tech, Ltd.                                    56,500     84,164
*   Swiber Holdings, Ltd.                                    105,749      1,592
    Tai Sin Electric, Ltd.                                    51,900     16,872
*   Tat Hong Holdings, Ltd.                                  181,200     49,423
    Tuan Sing Holdings, Ltd.                                 223,607     55,163
    UMS Holdings, Ltd.                                       156,000    121,945
    United Engineers, Ltd.                                   219,200    423,444
    United Industrial Corp., Ltd.                            109,813    260,051
    United Overseas Bank, Ltd.                                81,322  1,439,041
    UOB-Kay Hian Holdings, Ltd.                               73,490     74,824
    UOL Group, Ltd.                                          123,455    718,314
    UPP Holdings, Ltd.                                        64,000     12,272
    Valuetronics Holdings, Ltd.                              169,180    101,083
    Venture Corp., Ltd.                                      103,600  1,006,441
    Vibrant Group, Ltd.                                       38,717     11,012
    Wee Hur Holdings, Ltd.                                   112,500     19,936
#   Wheelock Properties Singapore, Ltd.                      111,100    153,255
    Wilmar International, Ltd.                               198,600    488,905
    Wing Tai Holdings, Ltd.                                  296,300    445,893

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SINGAPORE -- (Continued)
    Yeo Hiap Seng, Ltd.                                       7,068 $     6,753
*   Yongnam Holdings, Ltd.                                  124,875      21,658
                                                                    -----------
TOTAL SINGAPORE                                                      26,788,651
                                                                    -----------
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd.                             27,649     133,541
    Adcorp Holdings, Ltd.                                    30,200      32,314
    Advtech, Ltd.                                           199,342     271,507
    Aeci, Ltd.                                               49,414     397,302
    African Oxygen, Ltd.                                     21,153      30,190
*   African Phoenix Investments, Ltd.                       160,097       8,628
    African Rainbow Minerals, Ltd.                           51,607     367,651
    Afrimat, Ltd.                                             5,399      11,020
    Alexander Forbes Group Holdings, Ltd.                    57,547      29,546
    Alviva Holdings, Ltd.                                    47,454      73,231
*   Anglo American Platinum, Ltd.                             4,627     113,308
    AngloGold Ashanti, Ltd.                                  12,503     126,319
    AngloGold Ashanti, Ltd. Sponsored ADR                   171,502   1,718,450
*   ArcelorMittal South Africa, Ltd.                        140,868      53,629
    Ascendis Health, Ltd.                                    67,523     102,603
    Aspen Pharmacare Holdings, Ltd.                          35,657     747,361
    Assore, Ltd.                                             13,290     215,242
    Astral Foods, Ltd.                                       19,828     218,109
*   Attacq, Ltd.                                            108,024     146,781
*   Aveng, Ltd.                                             190,626      75,412
    AVI, Ltd.                                               146,804   1,091,795
    Barclays Africa Group, Ltd.                             104,397   1,146,060
    Barloworld, Ltd.                                        101,492     913,314
    Bid Corp., Ltd.                                          62,747   1,506,925
    Bidvest Group, Ltd. (The)                               121,328   1,544,460
    Blue Label Telecoms, Ltd.                               196,376     252,550
    Capitec Bank Holdings, Ltd.                              14,213     927,159
    Cashbuild, Ltd.                                           9,638     262,625
    Caxton and CTP Publishers and Printers, Ltd.              3,193       2,969
    City Lodge Hotels, Ltd.                                  14,816     158,700
    Clicks Group, Ltd.                                       58,328     661,336
    Clover Industries, Ltd.                                  11,109      14,133
*   Consolidated Infrastructure Group, Ltd.                  44,600      53,460
    Coronation Fund Managers, Ltd.                           68,589     355,044
*   Curro Holdings, Ltd.                                     28,501      91,805
    DataTec, Ltd.                                            90,498     394,339
    Discovery, Ltd.                                          87,048     926,620
    Distell Group, Ltd.                                       6,784      74,777
    DRDGOLD, Ltd.                                           120,113      40,095
    EOH Holdings, Ltd.                                       52,848     432,161
*   Evraz Highveld Steel and Vanadium, Ltd.                   4,215           8
    Exxaro Resources, Ltd.                                   63,437     523,830
    Famous Brands, Ltd.                                      23,381     206,864
    FirstRand, Ltd.                                         524,936   2,064,841
    Foschini Group, Ltd. (The)                              103,190   1,187,876
    Gold Fields, Ltd.                                        35,658     142,249
    Gold Fields, Ltd. Sponsored ADR                         382,099   1,524,575
    Grand Parade Investments, Ltd.                           20,425       5,115

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
*   Grindrod, Ltd.                                           239,421 $  224,872
    Group Five, Ltd.                                          29,546     38,190
    Harmony Gold Mining Co., Ltd.                             14,209     25,392
    Harmony Gold Mining Co., Ltd. Sponsored ADR              126,866    229,627
    Holdsport, Ltd.                                            7,512     38,140
    Hudaco Industries, Ltd.                                   10,278     98,400
    Hulamin, Ltd.                                             57,757     28,056
*   Impala Platinum Holdings, Ltd.                           202,489    540,648
    Imperial Holdings, Ltd.                                   72,325    955,333
    Investec, Ltd.                                            46,599    348,751
    Invicta Holdings, Ltd.                                     6,662     27,032
    JSE, Ltd.                                                 54,378    544,440
    KAP Industrial Holdings, Ltd.                            222,615    135,542
*   Kumba Iron Ore, Ltd.                                      23,130    345,238
    Lewis Group, Ltd.                                         58,479    136,672
    Liberty Holdings, Ltd.                                    49,345    423,336
    Life Healthcare Group Holdings, Ltd.                     544,976  1,047,395
    Massmart Holdings, Ltd.                                   60,463    507,838
    Merafe Resources, Ltd.                                   657,825     67,861
    Metair Investments, Ltd.                                  59,407     87,422
    MMI Holdings, Ltd.                                       465,433    730,004
    Mondi, Ltd.                                               24,210    628,553
    Mpact, Ltd.                                               59,562    124,333
    Mr. Price Group, Ltd.                                     60,261    791,928
    MTN Group, Ltd.                                          297,667  2,676,567
    Murray & Roberts Holdings, Ltd.                          181,217    190,453
*   Nampak, Ltd.                                             226,837    328,970
    Naspers, Ltd. Class N                                      3,432    758,659
    Nedbank Group, Ltd.                                       43,368    721,317
*   NEPI Rockcastle P.L.C.                                    27,453    365,693
    Netcare, Ltd.                                            253,546    471,844
*   Northam Platinum, Ltd.                                   110,466    384,471
    Oceana Group, Ltd.                                        20,706    148,366
    Omnia Holdings, Ltd.                                      26,191    270,433
    Peregrine Holdings, Ltd.                                  95,373    216,950
    Pick n Pay Stores, Ltd.                                  114,207    549,677
    Pioneer Foods Group, Ltd.                                 54,309    576,996
*   PPC, Ltd.                                                468,742    169,917
    PSG Group, Ltd.                                           32,198    632,061
    Raubex Group, Ltd.                                        47,150     84,813
    RCL Foods, Ltd.                                           37,465     45,181
    Reunert, Ltd.                                             72,688    396,508
    Rhodes Food Group Pty, Ltd.                               27,477     47,420
*   Royal Bafokeng Platinum, Ltd.                             23,448     54,560
    Sanlam, Ltd.                                             323,731  1,630,484
    Santam, Ltd.                                              17,080    314,056
    Sappi, Ltd.                                              201,804  1,336,764
    Sasol, Ltd.                                                3,423    103,176
    Sasol, Ltd. Sponsored ADR                                 67,753  2,042,075
    Shoprite Holdings, Ltd.                                   43,729    669,048
    Sibanye Gold, Ltd.                                       545,909    696,793
#   Sibanye Gold, Ltd. Sponsored ADR                          46,975    242,391
    SPAR Group, Ltd. (The)                                    84,390  1,057,751

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
    Spur Corp., Ltd.                                         15,861 $    33,911
    Standard Bank Group, Ltd.                               182,180   2,263,182
*   Stefanutti Stocks Holdings, Ltd.                         21,041       4,955
    Steinhoff International Holdings NV                     314,204   1,572,266
    Sun International, Ltd.                                  30,539     128,590
*   Super Group, Ltd.                                       170,853     472,493
    Telkom SA SOC, Ltd.                                     135,080     666,750
    Tiger Brands, Ltd.                                       29,496     894,298
    Tongaat Hulett, Ltd.                                     57,378     517,010
    Transaction Capital, Ltd.                                24,300      27,317
    Trencor, Ltd.                                            61,661     164,874
    Truworths International, Ltd.                           222,248   1,274,992
    Tsogo Sun Holdings, Ltd.                                184,701     320,524
    Vodacom Group, Ltd.                                      18,968     256,310
    Wilson Bayly Holmes-Ovcon, Ltd.                          24,669     256,304
    Woolworths Holdings, Ltd.                               187,361     895,455
                                                                    -----------
TOTAL SOUTH AFRICA                                                   56,435,457
                                                                    -----------
SOUTH KOREA -- (4.1%)
    ABco Electronics Co., Ltd.                                3,072      23,024
#*  Actoz Soft Co., Ltd.                                      1,966      25,372
    Advanced Nano Products Co., Ltd.                            930      13,060
    Aekyung Petrochemical Co., Ltd.                           6,520      90,377
    AfreecaTV Co., Ltd.                                       1,311      28,128
*   Agabang&Company                                           6,773      35,063
#   Ahnlab, Inc.                                                579      27,030
    AJ Networks Co., Ltd.                                     4,000      24,844
*   AJ Rent A Car Co., Ltd.                                   6,524      58,929
*   Ajin Industrial Co., Ltd.                                 2,948      17,718
    AK Holdings, Inc.                                         2,278     145,914
    ALUKO Co., Ltd.                                           7,857      30,205
    Amorepacific Corp.                                        1,320     334,439
    AMOREPACIFIC Group                                        5,630     611,082
*   Amotech Co., Ltd.                                         3,651      88,106
#*  APS Holdings Corp.                                        3,519      35,474
    Asia Cement Co., Ltd.                                       490      38,084
    ASIA Holdings Co., Ltd.                                     778      79,230
    Asia Paper Manufacturing Co., Ltd.                        1,774      31,546
*   Asiana Airlines, Inc.                                    49,270     227,720
    Autech Corp.                                              5,453      61,856
#*  Automobile & PCB                                         20,938      26,564
    Avaco Co., Ltd.                                           3,211      21,506
    Avatec Co., Ltd.                                          4,139      28,689
    Baiksan Co., Ltd.                                         6,645      57,941
#*  Barunson Entertainment & Arts Corp.                      21,239      41,005
    Binggrae Co., Ltd.                                        1,570      93,983
    Bluecom Co., Ltd.                                         3,526      26,971
    BNK Financial Group, Inc.                               104,973   1,060,707
#*  Bohae Brewery Co., Ltd.                                  17,410      15,870
*   Boryung Medience Co., Ltd.                                1,691      13,409
    Boryung Pharmaceutical Co., Ltd.                            868      32,371
#*  Bosung Power Technology Co., Ltd.                        11,167      25,881
*   Brain Contents Co., Ltd.                                 23,044      24,324

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
*   Bubang Co., Ltd.                                            10,013 $ 31,386
    Byucksan Corp.                                              16,107   51,819
#*  CammSys Corp.                                               14,666   34,983
#*  Capro Corp.                                                 15,677   84,359
    Cell Biotech Co., Ltd.                                       1,655   52,593
*   Celltrion Pharm, Inc.                                        2,310   41,189
#*  Celltrion, Inc.                                              2,913  282,319
*   Chabiotech Co., Ltd.                                         5,500   58,980
    Changhae Ethanol Co., Ltd.                                   2,226   36,340
    Cheil Worldwide, Inc.                                        9,650  175,480
*   Chemtronics Co., Ltd.                                        2,970   20,140
*   Chin Hung International, Inc.                                4,637    9,173
*   China Great Star International, Ltd.                        40,361   48,741
    Chinyang Holdings Corp.                                      6,039   17,226
    Chokwang Paint, Ltd.                                         1,963   20,326
    Chong Kun Dang Pharmaceutical Corp.                          1,501  150,942
    Chongkundang Holdings Corp.                                    611   36,410
    Chungdahm Learning, Inc.                                     2,571   38,703
    CJ CGV Co., Ltd.                                             2,736  169,457
#   CJ CheilJedang Corp.                                         2,192  724,481
    CJ Corp.                                                     3,789  656,785
    CJ E&M Corp.                                                 5,469  364,880
    CJ Freshway Corp.                                            1,428   53,542
    CJ Hellovision Co., Ltd.                                    10,705   83,323
*   CJ Korea Express Corp.                                         822  136,934
    CJ O Shopping Co., Ltd.                                      1,355  240,786
    CKD Bio Corp.                                                1,355   25,743
    Com2uSCorp                                                   2,534  259,632
    Cosmax BTI, Inc.                                             1,158   25,813
    Cosmax, Inc.                                                 1,499  138,458
*   Cosmochemical Co., Ltd.                                      1,145   11,405
#*  COSON Co., Ltd.                                              3,057   29,194
    Coway Co., Ltd.                                              5,146  455,586
*   Crown Confectionery Co., Ltd.                                3,206   60,031
    CROWNHAITAI Holdings Co., Ltd.                               2,489   51,924
*   CrucialTec Co., Ltd.                                        11,146   31,342
    CS Wind Corp.                                                1,288   30,853
*   CTC BIO, Inc.                                                5,077   34,429
#   D.I Corp.                                                    7,893   32,312
    Dae Dong Industrial Co., Ltd.                                1,610   10,226
    Dae Hyun Co., Ltd.                                          11,980   31,731
*   Dae Won Chemical Co., Ltd.                                   6,000   13,783
    Dae Won Kang Up Co., Ltd.                                    9,910   38,336
*   Dae Young Packaging Co., Ltd.                               26,795   20,977
    Dae-Il Corp.                                                 7,510   70,422
#*  Daea TI Co., Ltd.                                           26,134   43,196
*   Daechang Co., Ltd.                                          10,260   10,957
    Daeduck Electronics Co.                                     11,360  113,612
    Daeduck GDS Co., Ltd.                                        7,981  134,652
    Daehan New Pharm Co., Ltd.                                   2,481   24,167
    Daehan Steel Co., Ltd.                                       5,480   68,069
*   Daekyung Machinery & Engineering Co., Ltd.                  27,865   14,746
    Daelim B&Co Co., Ltd.                                        2,393   17,311

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Daelim Industrial Co., Ltd.                                8,179 $  670,247
    Daeryuk Can Co., Ltd.                                      3,847     24,237
    Daesang Corp.                                              7,306    167,783
    Daesang Holdings Co., Ltd.                                 5,320     52,061
#*  Daewon Cable Co., Ltd.                                    24,654     27,848
*   Daewon Media Co., Ltd.                                     2,936     18,368
    Daewon Pharmaceutical Co., Ltd.                            2,373     39,885
*   Daewoo Engineering & Construction Co., Ltd.               28,310    207,346
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.        36,833     27,648
    Daewoong Co., Ltd.                                         6,975     94,416
    Daewoong Pharmaceutical Co., Ltd.                            956     79,609
    Daihan Pharmaceutical Co., Ltd.                            2,245     72,905
    Daishin Securities Co., Ltd.                              21,293    291,205
*   Danal Co., Ltd.                                            2,089     10,046
*   Dasan Networks, Inc.                                       1,978      9,453
    Dayou Automotive Seat Technology Co., Ltd.                37,291     44,640
    DGB Financial Group, Inc.                                 67,849    724,804
    Digital Chosun Co., Ltd.                                   7,566     15,429
*   Digital Optics Co., Ltd.                                   7,305     15,053
    Digital Power Communications Co., Ltd.                    10,110     41,086
#*  DIO Corp.                                                  2,543     79,420
    Display Tech Co., Ltd.                                     4,344     15,727
#   DMS Co., Ltd.                                              3,148     27,693
*   DNF Co., Ltd.                                              3,673     51,370
    Dong Ah Tire & Rubber Co., Ltd.                            3,857     94,886
    Dong-A Socio Holdings Co., Ltd.                              701     80,877
    Dong-A ST Co., Ltd.                                          517     38,349
    Dong-Ah Geological Engineering Co., Ltd.                   2,346     28,699
    Dong-Il Corp.                                                165      8,505
    Dongbang Transport Logistics Co., Ltd.                    10,932     16,509
*   DONGBU Co., Ltd.                                          46,570     30,951
*   Dongbu Corp.                                               1,779     24,385
*   Dongbu HiTek Co., Ltd.                                     9,811    167,649
    Dongbu Insurance Co., Ltd.                                21,556  1,542,824
*   Dongbu Securities Co., Ltd.                               20,826     74,461
    Dongil Industries Co., Ltd.                                  419     28,081
    Dongjin Semichem Co., Ltd.                                11,572    174,790
*   Dongkook Industrial Co., Ltd.                              9,365     18,659
    DongKook Pharmaceutical Co., Ltd.                            327     17,590
    Dongkuk Industries Co., Ltd.                              10,754     45,453
    Dongkuk Steel Mill Co., Ltd.                              22,611    289,863
#   Dongkuk Structures & Construction Co., Ltd.                5,855     33,486
    Dongsuh Cos., Inc.                                         2,175     57,446
    Dongsung Chemical Co., Ltd.                                1,451     22,768
    DONGSUNG Corp.                                             8,113     46,836
    Dongsung Finetec Co., Ltd.                                 3,946     21,120
    Dongwha Enterprise Co., Ltd.                               1,121     36,514
    Dongwha Pharm Co., Ltd.                                    4,862     35,541
    Dongwon Development Co., Ltd.                             14,617     65,321
    Dongwon F&B Co., Ltd.                                        458     88,402
    Dongwon Industries Co., Ltd.                                 550    136,098
    Dongwon Systems Corp.                                        557     26,483
    Dongyang E&P, Inc.                                         1,741     20,444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
*   Dongyang Steel Pipe Co., Ltd.                             18,878 $   21,845
    Doosan Corp.                                               3,852    406,160
*   Doosan Engine Co., Ltd.                                   19,065     70,302
    Doosan Heavy Industries & Construction Co., Ltd.          19,308    355,494
*   Doosan Infracore Co., Ltd.                                53,166    382,602
    Douzone Bizon Co., Ltd.                                    4,560    142,256
*   Dragonfly GF Co., Ltd.                                     2,683     11,274
    DRB Holding Co., Ltd.                                      4,488     38,221
#   DSR Wire Corp.                                             4,487     24,947
    Duksung Co., Ltd.                                          4,544     18,326
    DY Corp.                                                   8,589     55,280
    DY POWER Corp.                                             2,190     34,777
    e Tec E&C, Ltd.                                              651     79,938
    e-LITECOM Co., Ltd.                                        3,410     28,408
    E-MART, Inc.                                               5,424  1,231,297
    E1 Corp.                                                     840     45,945
    Eagon Industrial, Ltd.                                     2,350     19,841
#   Easy Bio, Inc.                                            18,047    111,594
#*  EcoBio Holdings Co., Ltd.                                  3,056     25,920
#*  Ecopro Co., Ltd.                                           4,292    113,313
#*  Ehwa Technologies Information Co., Ltd.                   38,388     11,893
    Elentec Co., Ltd.                                          8,635     38,790
    EM-Tech Co., Ltd.                                          4,957     60,044
*   Emerson Pacific, Inc.                                      1,198     33,025
*   EMW Co., Ltd.                                              7,403     16,438
    Enex Co., Ltd.                                            10,966     20,469
    ENF Technology Co., Ltd.                                   2,889     56,219
#   Eo Technics Co., Ltd.                                      1,515    113,373
    Estechpharma Co., Ltd.                                     2,307     20,290
    Eugene Corp.                                              27,119    152,636
*   Eugene Investment & Securities Co., Ltd.                  49,862    164,441
    Eugene Technology Co., Ltd.                                1,646     25,203
    Eusu Holdings Co., Ltd.                                    6,296     42,851
    EVERDIGM Corp.                                             5,587     61,885
    F&F Co., Ltd.                                              2,079     52,098
    Farmsco                                                    6,803     74,192
*   FarmStory Co., Ltd.                                       27,766     35,609
#   Feelux Co., Ltd.                                           8,814     24,799
    Fila Korea, Ltd.                                           1,938    128,156
#   Fine Technix Co., Ltd.                                    12,615     27,406
*   Foosung Co., Ltd.                                          7,831     76,941
#*  G-SMATT GLOBAL Co., Ltd.                                   2,416     29,223
#*  Gamevil, Inc.                                              1,058     52,069
    Gaon Cable Co., Ltd.                                       1,340     30,879
    Geumhwa PSC Co., Ltd.                                        634     21,287
*   Global Display Co., Ltd.                                   5,442     19,278
#*  GNCO Co., Ltd.                                            24,520     45,696
    Golfzon Co., Ltd.                                            902     40,915
    GOLFZONNEWDIN Co., Ltd.                                   11,193     56,243
    Grand Korea Leisure Co., Ltd.                              3,956     81,188
    Green Cross Corp.                                            413     67,918
    Green Cross Holdings Corp.                                 6,914    202,699
#*  GS Engineering & Construction Corp.                       15,000    426,537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
*   GS Global Corp.                                           24,411 $   67,612
    GS Holdings Corp.                                         24,044  1,620,736
    GS Retail Co., Ltd.                                        2,410    104,199
*   Halla Corp.                                                3,187     14,130
    Halla Holdings Corp.                                       3,971    234,014
    Han Kuk Carbon Co., Ltd.                                   9,360     50,127
    Hana Financial Group, Inc.                                40,441  1,845,197
*   Hana Micron, Inc.                                          5,142     23,283
    Hana Tour Service, Inc.                                    1,927    146,665
    Hancom, Inc.                                               2,680     38,299
    Handok, Inc.                                                 929     20,891
    Handsome Co., Ltd.                                         5,222    168,461
    Hanil Cement Co., Ltd.                                     1,727    191,214
*   Hanjin Heavy Industries & Construction Co., Ltd.          37,545    148,783
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.  4,374     22,190
#*  Hanjin Kal Corp.                                          20,215    424,800
#   Hanjin Transportation Co., Ltd.                            3,846    108,477
*   Hankook Cosmetics Co., Ltd.                                1,663     23,002
    Hankook Shell Oil Co., Ltd.                                  167     61,489
    Hankook Tire Co., Ltd.                                    23,141  1,293,186
#*  Hanmi Pharm Co., Ltd.                                      1,184    389,220
#*  Hanmi Science Co., Ltd.                                    1,290     96,011
    Hanmi Semiconductor Co., Ltd.                             15,607    117,763
    Hanon Systems                                             20,050    183,506
    Hansae Co., Ltd.                                           3,610     84,454
    Hansae Yes24 Holdings Co., Ltd.                            8,124     71,919
    Hanshin Construction                                       1,319     23,984
    Hansol Chemical Co., Ltd.                                  2,051    138,481
*   Hansol Holdings Co., Ltd.                                 24,316    135,369
*   Hansol HomeDeco Co., Ltd.                                 25,503     33,959
    Hansol Logistics Co., Ltd.                                 2,761      5,972
    Hansol Paper Co., Ltd.                                     6,091    103,421
*   Hansol Technics Co., Ltd.                                  4,649     64,829
    Hanssem Co., Ltd.                                          1,492    234,629
    Hanwha Chemical Corp.                                     28,782    867,532
    Hanwha Corp.                                              22,662    991,197
*   Hanwha Galleria Timeworld Co., Ltd.                          844     21,497
    Hanwha General Insurance Co., Ltd.                        17,523    157,363
#*  Hanwha Investment & Securities Co., Ltd.                  54,271    178,300
    Hanwha Life Insurance Co., Ltd.                           55,195    372,418
*   Hanwha Techwin Co., Ltd.                                   6,762    241,335
    Hanyang Eng Co., Ltd.                                      1,515     17,653
    Hanyang Securities Co., Ltd.                               1,630     11,931
    Harim Co., Ltd.                                            6,926     28,278
    Harim Holdings Co., Ltd.                                  16,954     63,198
    HB Technology Co., Ltd.                                   14,152     59,382
#   Heung-A Shipping Co., Ltd.                                73,791     87,421
    Hite Jinro Co., Ltd.                                       7,642    163,546
    Hitejinro Holdings Co., Ltd.                               3,737     38,572
    HMC Investment Securities Co., Ltd.                        6,193     65,858
#   Home Center Holdings Co., Ltd.                             6,396     22,265
#*  Homecast Co., Ltd.                                         2,237     18,059
    Hotel Shilla Co., Ltd.                                     5,490    318,404

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
#   HS Industries Co., Ltd.                                   11,008 $   92,763
    HS R&A Co., Ltd.                                          13,110     34,608
    Huchems Fine Chemical Corp.                                4,489    100,050
*   Hugel, Inc.                                                   81     42,073
    Humax Co., Ltd.                                            8,415     81,200
*   Huons Co., Ltd.                                              593     27,875
    Huons Global Co., Ltd.                                     1,564     48,704
    Huvis Corp.                                                4,510     32,855
    Hwa Shin Co., Ltd.                                         8,784     45,196
    Hwail Pharm Co., Ltd.                                      2,876     17,239
    Hwangkum Steel & Technology Co., Ltd.                      1,159      9,448
    HwaSung Industrial Co., Ltd.                               4,337     58,906
    Hy-Lok Corp.                                               2,898     59,679
    Hyosung Corp.                                              6,747  1,010,028
    Hyundai BNG Steel Co., Ltd.                                4,605     52,867
*   Hyundai Cement Co.                                           418      9,258
*   Hyundai Construction Equipment Co., Ltd.                     253     82,800
    Hyundai Corp.                                              3,966     72,108
    Hyundai Department Store Co., Ltd.                         4,531    449,517
    Hyundai Development Co-Engineering & Construction          9,412    358,514
*   Hyundai Electric & Energy System Co., Ltd.                   262     75,773
    Hyundai Elevator Co., Ltd.                                 3,637    174,492
#   Hyundai Engineering & Construction Co., Ltd.              26,543  1,073,464
    Hyundai Engineering Plastics Co., Ltd.                    10,659     66,224
    Hyundai Glovis Co., Ltd.                                   1,909    267,865
    Hyundai Greenfood Co., Ltd.                               10,889    177,873
*   Hyundai Heavy Industries Co., Ltd.                         3,997    622,792
    Hyundai Home Shopping Network Corp.                        1,440    177,493
    Hyundai Hy Communications & Networks Co., Ltd.            21,622     80,767
    Hyundai Livart Furniture Co., Ltd.                         4,100     92,655
    Hyundai Marine & Fire Insurance Co., Ltd.                 28,066  1,138,668
    Hyundai Motor Co.                                         13,746  1,779,497
    Hyundai Pharmaceutical Co., Ltd.                           4,848     18,615
*   Hyundai Robotics Co., Ltd.                                   849    334,326
*   Hyundai Rotem Co., Ltd.                                    8,277    138,668
    Hyundai Steel Co.                                         14,753    825,987
#   Hyundai Wia Corp.                                          5,695    351,245
    HyVision System, Inc.                                      2,300     26,414
    I Controls, Inc.                                             909     24,139
    i-Components Co., Ltd.                                     2,141     14,157
*   iA, Inc.                                                   9,136     29,534
*   IE, Ltd.                                                  49,289     10,967
#*  IHQ, Inc.                                                 28,719     53,628
    Il Dong Holdings Co., Ltd.                                   596      8,204
    IL Dong Pharmaceutical Co., Ltd.                           1,621     27,870
*   Iljin Display Co., Ltd.                                    8,706     61,062
    Iljin Electric Co., Ltd.                                   5,010     20,206
    Iljin Holdings Co., Ltd.                                   6,463     33,345
#   Iljin Materials Co., Ltd.                                  6,983    233,744
    Ilshin Spinning Co., Ltd.                                    509     55,280
#*  IM Co., Ltd.                                              11,205     43,818
    iMarketKorea, Inc.                                         7,718     87,920
    InBody Co., Ltd.                                           3,074     80,449

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Industrial Bank of Korea                                  37,336 $  515,763
*   INITECH Co., Ltd.                                          3,292     22,224
*   InnoWireless, Inc.                                           699      8,964
*   Innox Advanced Materials Co., Ltd.                         1,208     73,626
*   Innox Corp.                                                  519     10,119
*   Insun ENT Co., Ltd.                                        6,974     50,331
    Intelligent Digital Integrated Security Co., Ltd.            461      3,339
*   Interflex Co., Ltd.                                          798     24,601
    Interojo Co., Ltd.                                           825     26,354
    Interpark Holdings Corp.                                  19,400     99,338
    Inzi Controls Co., Ltd.                                    2,340     10,677
    INZI Display Co., Ltd.                                     6,794     11,439
    IS Dongseo Co., Ltd.                                       4,179    155,005
    ISC Co., Ltd.                                              1,261     28,866
    ISU Chemical Co., Ltd.                                     3,690     59,052
    IsuPetasys Co., Ltd.                                      14,830     57,349
    JB Financial Group Co., Ltd.                              47,090    291,730
*   Jcontentree Corp.                                         10,157     38,939
    Jinsung T.E.C.                                             6,911     57,119
*   Jusung Engineering Co., Ltd.                               7,166    104,309
    JVM Co., Ltd.                                                239     12,232
    JW Holdings Corp.                                          4,287     34,354
    JW Pharmaceutical Corp.                                    1,690     71,276
    Kakao Corp.                                                1,287    137,860
    Kangnam Jevisco Co., Ltd.                                  1,443     52,223
    Kangwon Land, Inc.                                         8,480    280,453
    KAON Media Co., Ltd.                                       5,150     54,524
    KB Financial Group, Inc.                                  47,905  2,547,098
    KB Financial Group, Inc. ADR                              13,208    702,666
    KC Green Holdings Co., Ltd.                                5,380     29,753
    KC Tech Co., Ltd.                                          8,724    185,120
    KCC Engineering & Construction Co., Ltd.                   2,612     25,196
*   KEC Corp.                                                 44,982     38,830
    KEPCO Engineering & Construction Co., Inc.                   860     14,561
    KEPCO Plant Service & Engineering Co., Ltd.                2,501    100,561
    Keyang Electric Machinery Co., Ltd.                        7,846     33,725
*   KEYEAST Co., Ltd.                                         20,377     39,335
    KG Chemical Corp.                                          4,366     60,928
    KG Eco Technology Service Co., Ltd.                        5,045     20,319
    Kginicis Co., Ltd.                                         7,157     82,809
    KGMobilians Co., Ltd.                                      5,711     37,867
    KH Vatec Co., Ltd.                                         4,940     36,728
    Kia Motors Corp.                                          23,641    772,512
    KISCO Corp.                                                2,659    102,764
    KISCO Holdings Co., Ltd.                                     676     45,480
    Kishin Corp.                                               5,120     21,598
    KISWIRE, Ltd.                                              2,592     91,218
    KIWOOM Securities Co., Ltd.                                3,693    280,294
*   KleanNara Co., Ltd.                                        4,079     18,228
*   KMH Co., Ltd.                                              4,832     44,908
    Kodaco Co., Ltd.                                          11,719     37,012
    Koentec Co., Ltd.                                          8,855     38,140
    Koh Young Technology, Inc.                                 1,344     77,077

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Kolao Holdings                                               7,344 $ 36,309
    Kolon Corp.                                                  2,115  116,995
    Kolon Global Corp.                                           2,357   26,772
    Kolon Industries, Inc.                                       6,444  378,233
    Kolon Plastic, Inc.                                          3,939   23,993
*   Komipharm International Co., Ltd.                            1,719   62,228
*   KONA I Co., Ltd.                                             6,030   70,620
    Kopla Co., Ltd.                                              3,008   16,688
    Korea Aerospace Industries, Ltd.                             5,693  263,337
    Korea Autoglass Corp.                                        2,773   51,857
    Korea Circuit Co., Ltd.                                      3,237   38,871
    Korea District Heating Corp.                                   772   53,415
    Korea Electric Power Corp. Sponsored ADR                    11,977  240,378
    Korea Electric Terminal Co., Ltd.                            1,892  119,343
    Korea Export Packaging Industrial Co., Ltd.                  1,272   21,939
    Korea Flange Co., Ltd.                                       1,430   17,172
    Korea Fuel-Tech Corp.                                        4,041   17,281
*   Korea Gas Corp.                                              3,822  171,442
*   Korea Information & Communications Co, Ltd.                  4,831   49,446
    Korea Investment Holdings Co., Ltd.                         11,977  762,070
#   Korea Kolmar Co., Ltd.                                       1,956  124,090
    Korea Kolmar Holdings Co., Ltd.                                888   23,777
*   Korea Line Corp.                                             8,577  247,400
#   Korea Petrochemical Ind Co., Ltd.                            1,545  356,372
    Korea United Pharm, Inc.                                     3,679   66,262
    Korea Zinc Co., Ltd.                                           699  308,159
*   Korean Air Lines Co., Ltd.                                  16,934  537,748
    Korean Reinsurance Co.                                      28,422  327,653
    Kortek Corp.                                                 6,293   78,741
    KPX Chemical Co., Ltd.                                       1,049   66,744
    KSS LINE, Ltd.                                               1,673   14,644
    KT Corp. Sponsored ADR                                      14,332  260,699
*   KT Hitel Co., Ltd.                                           2,844   16,862
    KT Skylife Co., Ltd.                                         9,133  136,290
    KT&G Corp.                                                   9,033  920,089
*   KTB Investment & Securities Co., Ltd.                       20,958   67,176
    KTCS Corp.                                                   6,593   14,056
    Ktis Corp.                                                   4,980   14,437
    Kukdo Chemical Co., Ltd.                                     1,090   55,707
    Kukdong Oil & Chemicals Co., Ltd.                            5,000   15,257
*   Kumho Electric Co., Ltd.                                       690    6,133
    Kumho Industrial Co., Ltd.                                   7,949   80,299
#   Kumho Petrochemical Co., Ltd.                                3,848  259,412
#*  Kumho Tire Co., Inc.                                        36,253  244,485
    Kumkang Kind Co., Ltd.                                         850   28,623
    Kwang Dong Pharmaceutical Co., Ltd.                          7,180   54,061
*   Kwang Myung Electric Co., Ltd.                               4,580   10,184
    Kwangju Bank Co., Ltd.                                       9,489  117,445
    Kyobo Securities Co., Ltd.                                   9,039   84,831
    Kyung Dong Navien Co., Ltd.                                  1,147   36,271
    Kyung-In Synthetic Corp.                                     6,361   22,583
    Kyungbang, Ltd.                                              4,810   70,072
    Kyungchang Industrial Co., Ltd.                              5,099   22,355

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   KyungDong City Gas Co., Ltd.                                 639 $   28,954
    KyungDong Invest Co., Ltd.                                   388     18,444
    Kyungdong Pharm Co., Ltd.                                  1,450     24,879
*   LB Semicon, Inc.                                          12,595     31,383
    LEADCORP, Inc. (The)                                      10,359     69,987
*   Leaders Cosmetics Co., Ltd.                                2,486     32,431
    LEENO Industrial, Inc.                                     1,757     77,832
    LF Corp.                                                   8,238    230,870
    LG Chem, Ltd.                                              4,143  1,214,627
    LG Corp.                                                   7,057    475,413
    LG Display Co., Ltd.                                       4,840    136,573
    LG Display Co., Ltd. ADR                                 144,957  2,062,738
    LG Electronics, Inc.                                      34,839  2,088,410
    LG Hausys, Ltd.                                            2,763    271,546
    LG Household & Health Care, Ltd.                             649    574,718
    LG Innotek Co., Ltd.                                       5,435    727,828
    LG International Corp.                                     6,785    178,255
    LG Uplus Corp.                                            73,652  1,094,935
    LIG Nex1 Co., Ltd.                                           810     59,268
    Lock & Lock Co., Ltd.                                      6,593     79,254
    Loen Entertainment, Inc.                                     584     46,768
    Lotte Chemical Corp.                                       2,856    940,297
    Lotte Chilsung Beverage Co., Ltd.                            190    274,104
    Lotte Confectionery Co., Ltd.                              1,348    245,167
    LOTTE Fine Chemical Co., Ltd.                              7,009    270,718
    Lotte Food Co., Ltd.                                         189    105,433
    LOTTE Himart Co., Ltd.                                     4,136    257,234
    Lotte Non-Life Insurance Co., Ltd.                        41,598    114,487
    Lotte Shopping Co., Ltd.                                   1,551    364,383
    LS Corp.                                                   8,392    630,819
#   LS Industrial Systems Co., Ltd.                            3,702    191,058
*   Lumens Co., Ltd.                                          14,663     53,173
    Macquarie Korea Infrastructure Fund                       43,952    331,889
*   Macrogen, Inc.                                               637     13,236
*   Maeil Dairies Co., Ltd.                                      877     59,102
    Maeil Holdings Co., Ltd.                                     787     16,845
    Mando Corp.                                                3,019    692,114
    MDS Technology Co., Ltd.                                   1,513     28,231
    Medy-Tox, Inc.                                               997    526,554
    MegaStudy Co., Ltd.                                        1,522     41,066
    MegaStudyEdu Co., Ltd.                                       508     16,018
*   Melfas, Inc.                                               5,717     23,137
    Meritz Financial Group, Inc.                              14,023    190,468
    Meritz Fire & Marine Insurance Co., Ltd.                  19,112    403,805
    Meritz Securities Co., Ltd.                              112,605    524,137
*   Mgame Corp.                                                4,913     18,368
*   MiCo, Ltd.                                                18,529     69,217
    Mirae Asset Daewoo Co., Ltd.                              54,069    524,494
    Miwon Holdings Co., Ltd.                                     182     12,136
*   Miwon Specialty Chemical Co., Ltd.                           507     27,690
    MK Electron Co., Ltd.                                      6,429     64,305
*   MNTech Co., Ltd.                                           5,018     31,770
    Mobase Co., Ltd.                                           3,204     22,689

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Modetour Network, Inc.                                     1,953 $   50,213
    MonAmi Co., Ltd.                                           9,145     28,333
    Moorim P&P Co., Ltd.                                       8,640     36,219
*   Moorim Paper Co., Ltd.                                    13,596     33,179
    Muhak Co., Ltd.                                            3,676     74,547
#   Myungmoon Pharm Co., Ltd.                                  4,676     23,634
    Namhae Chemical Corp.                                      7,095     61,873
*   Namsun Aluminum Co., Ltd.                                 33,053     36,190
    Namyang Dairy Products Co., Ltd.                             176    115,125
*   Nanos Co., Ltd.                                              678      7,695
    NAVER Corp.                                                  794    570,113
    NCSoft Corp.                                                 942    303,838
*   Neowiz                                                     3,258     35,080
*   NEPES Corp.                                                6,920     62,989
    Nexen Corp.                                                6,190     48,838
    Nexen Tire Corp.                                          13,398    159,256
*   Nexon GT Co., Ltd.                                         2,809     17,934
    NH Investment & Securities Co., Ltd.                      43,256    547,139
*   NHN KCP Corp.                                              2,887     47,945
    NICE Holdings Co., Ltd.                                    8,545    126,396
    Nice Information & Telecommunication, Inc.                 1,416     31,004
    NICE Information Service Co., Ltd.                        12,936    105,895
    NICE Total Cash Management Co., Ltd.                       4,055     38,045
#*  NK Co., Ltd.                                              11,386     10,989
    Nong Shim Holdings Co., Ltd.                                 757     74,058
*   Nong Woo Bio Co., Ltd.                                     1,844     24,311
    NongShim Co., Ltd.                                           696    198,655
    Noroo Holdings Co., Ltd.                                   1,230     16,559
    NOROO Paint & Coatings Co., Ltd.                           2,386     18,630
    NS Shopping Co., Ltd.                                      6,820    101,769
#*  NUTRIBIOTECH Co., Ltd.                                     1,057     20,827
#   OCI Co., Ltd.                                              5,754    474,609
#*  Omnisystem Co., Ltd.                                      17,018     36,279
*   ONDA Entertainment Co., Ltd.                               1,052      2,361
*   OPTRON-TEC, Inc.                                           5,519     42,387
*   Orion Corp.                                                2,461    180,538
    Orion Holdings Corp.                                       1,279     31,544
#*  Osstem Implant Co., Ltd.                                   3,554    191,008
    Ottogi Corp.                                                 102     71,377
*   Pan Ocean Co., Ltd.                                       21,418    111,517
*   Pan-Pacific Co., Ltd.                                     12,857     45,226
*   PaperCorea, Inc.                                          61,739     16,611
#   Paradise Co., Ltd.                                         9,425    111,894
    Partron Co., Ltd.                                         15,366    116,583
#*  Paru Co., Ltd.                                             7,856     46,136
    Poongsan Corp.                                             9,041    401,396
    POSCO Sponsored ADR                                       33,942  2,549,723
    POSCO Chemtech Co., Ltd.                                   6,847    128,155
    POSCO Coated & Color Steel Co., Ltd.                         778     22,210
    Posco Daewoo Corp.                                        13,323    279,768
    Posco ICT Co., Ltd.                                        7,848     44,980
    Posco M-Tech Co., Ltd.                                     3,977      9,136
*   Power Logics Co., Ltd.                                     6,846     28,617

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SOUTH KOREA -- (Continued)
    Protec Co., Ltd.                                          1,766 $    24,672
    PSK, Inc.                                                 4,644      89,479
    Pulmuone Co., Ltd.                                          262      29,145
    Pyeong Hwa Automotive Co., Ltd.                           6,035      77,362
*   RFTech Co., Ltd.                                          7,845      37,933
*   S&S Tech Corp.                                            4,200      23,205
*   S&T Corp.                                                   636       9,944
*   S&T Dynamics Co., Ltd.                                   12,811     106,514
    S&T Holdings Co., Ltd.                                    3,104      45,802
    S&T Motiv Co., Ltd.                                       2,830     134,373
    S-1 Corp.                                                 1,719     141,642
*   S-Connect Co., Ltd.                                      28,101      55,619
    S-Energy Co., Ltd.                                        2,942      24,007
#*  S-MAC Co., Ltd.                                          38,704      32,651
    S-Oil Corp.                                               6,749     703,032
    Saeron Automotive Corp.                                   3,700      25,918
    Sajo Industries Co., Ltd.                                   870      59,478
    Sam Chun Dang Pharm Co., Ltd.                             8,172     100,001
#*  SAM KANG M&T Co., Ltd.                                    1,705       9,478
    Sam Yung Trading Co., Ltd.                                2,626      44,406
    Samchully Co., Ltd.                                         607      62,106
    Samchuly Bicycle Co., Ltd.                                1,364      12,802
    SAMHWA Paints Industrial Co., Ltd.                        4,408      34,714
    Samick Musical Instruments Co., Ltd.                     14,194      24,600
    Samick THK Co., Ltd.                                      1,380      27,185
*   Samji Electronics Co., Ltd.                               5,213      38,564
    Samjin Pharmaceutical Co., Ltd.                           2,222      66,320
    Samkwang Glass                                              469      23,686
    Sammok S-Form Co., Ltd.                                   4,455      54,676
*   SAMPYO Cement Co., Ltd.                                  12,528      43,215
    Samsung C&T Corp.                                         1,972     244,892
    Samsung Card Co., Ltd.                                   12,215     433,175
    Samsung Electro-Mechanics Co., Ltd.                      16,380   1,367,943
    Samsung Electronics Co., Ltd.                             5,671  12,195,349
*   Samsung Electronics Co., Ltd. GDR                         8,033   8,659,505
#*  Samsung Engineering Co., Ltd.                            10,929      99,581
    Samsung Fire & Marine Insurance Co., Ltd.                 4,584   1,195,937
*   Samsung Heavy Industries Co., Ltd.                       72,482     725,364
    Samsung Life Insurance Co., Ltd.                          3,506     393,182
    Samsung SDS Co., Ltd.                                       893     142,674
    Samsung Securities Co., Ltd.                             16,430     595,560
    SAMT Co., Ltd.                                           28,477      57,046
    Samwha Capacitor Co., Ltd.                                3,281      63,005
    Samyang Corp.                                             1,015      92,110
    Samyang Holdings Corp.                                    1,661     170,693
    Samyang Tongsang Co., Ltd.                                  441      19,539
    Sang-A Frontec Co., Ltd.                                  2,592      37,758
    Sangsin Brake                                             3,721      22,910
    SAVEZONE I&C Corp.                                        7,320      32,768
    SBS Contents Hub Co., Ltd.                                  831       6,765
    SBS Media Holdings Co., Ltd.                             17,020      46,173
*   SBW                                                      30,171      37,352
    Seah Besteel Corp.                                        7,234     225,213

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    SeAH Holdings Corp.                                          341 $   49,077
    SeAH Steel Corp.                                           1,222    106,165
    Sebang Co., Ltd.                                           4,599     61,044
    Sebang Global Battery Co., Ltd.                            3,172    109,888
    Sejong Industrial Co., Ltd.                                4,410     33,696
    Sekonix Co., Ltd.                                          3,205     45,644
*   Selvas AI, Inc.                                            4,234     14,146
    Sempio Co.                                                 1,259     40,778
    Sempio Foods Co.                                              12        414
    Seobu T&D                                                  3,335     48,544
    Seohan Co., Ltd.                                          38,454     86,480
    Seohee Construction Co., Ltd.                             59,786     67,096
    Seoul Semiconductor Co., Ltd.                             15,519    288,338
    SEOWONINTECH Co., Ltd.                                     3,718     40,383
    Seoyon Co., Ltd.                                           5,173     45,558
*   Sewon Cellontech Co., Ltd.                                12,648     30,066
    SFA Engineering Corp.                                      4,102    137,607
*   SFA Semicon Co, Ltd.                                      13,061     34,991
#*  SG Corp.                                                  58,439     53,262
*   SG&G Corp.                                                 1,946      6,643
*   SGA Co., Ltd.                                             22,315     20,055
    SH Energy & Chemical Co., Ltd.                            56,470     73,217
*   Shin Poong Pharmaceutical Co., Ltd.                        7,521     39,773
    Shinhan Financial Group Co., Ltd.                         12,035    571,987
    Shinhan Financial Group Co., Ltd. ADR                     18,630    885,298
    Shinsegae Engineering & Construction Co., Ltd.             1,204     34,797
    Shinsegae Food Co., Ltd.                                     389     50,788
    Shinsegae Information & Communication Co., Ltd.              336     24,756
    Shinsegae International, Inc.                                500     30,253
    Shinsegae, Inc.                                            2,394    508,764
*   Shinsung Tongsang Co., Ltd.                               24,154     21,439
    Shinwha Intertek Corp.                                     9,715     27,020
*   Shinwon Corp.                                             18,733     31,997
#   SHOWBOX Corp.                                              6,388     36,248
*   Signetics Corp.                                           13,123     16,246
    Silicon Works Co., Ltd.                                    3,171    100,913
*   SIMMTECH HOLDINGS Co., Ltd.                               25,789     64,786
    SIMPAC, Inc.                                               4,080     16,885
    SK Bioland Co., Ltd.                                       1,729     25,178
    SK Chemicals Co., Ltd.                                     3,539    216,529
    SK Gas, Ltd.                                               2,148    220,725
    SK Holdings Co., Ltd.                                      5,082  1,232,610
    SK Hynix, Inc.                                            69,101  4,062,610
    SK Innovation Co., Ltd.                                    7,596  1,198,846
#   SK Materials Co., Ltd.                                     1,887    311,193
    SK Networks Co., Ltd.                                     51,435    290,964
*   SK Securities Co., Ltd.                                   97,610    112,978
    SK Telecom Co., Ltd.                                         786    194,340
    SKC Co., Ltd.                                              9,852    318,898
*   SKC Solmics Co., Ltd.                                     12,624     50,787
    SKCKOLONPI, Inc.                                           4,450    108,329
    SL Corp.                                                   5,700    113,281
*   SM Entertainment Co.                                       4,662    123,280

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Songwon Industrial Co., Ltd.                                 6,434 $117,309
    Soulbrain Co., Ltd.                                          4,051  247,923
    SPC Samlip Co., Ltd.                                           518   76,390
    SPG Co., Ltd.                                                4,052   25,881
    Spigen Korea Co., Ltd.                                         706   25,230
    Ssangyong Cement Industrial Co., Ltd.                        9,722  124,583
*   Ssangyong Information & Communication                        1,865    3,519
*   Ssangyong Motor Co.                                         10,533   58,707
    Suheung Co., Ltd.                                            1,649   51,356
    Sunchang Corp.                                               2,805   24,849
    Sung Bo Chemicals Co., Ltd.                                  3,068   18,288
    Sung Kwang Bend Co., Ltd.                                    8,124   71,814
#   Sungchang Enterprise Holdings, Ltd.                         35,350   91,342
    Sungdo Engineering & Construction Co., Ltd.                  3,890   23,291
*   Sungshin Cement Co., Ltd.                                    9,136   60,435
    Sungwoo Hitech Co., Ltd.                                    17,305  110,384
    Sunjin Co., Ltd.                                             3,012   50,057
*   Suprema HQ, Inc.                                               703    4,588
*   Suprema, Inc.                                                  651   14,655
*   Synopex, Inc.                                               13,546   25,026
    Systems Technology, Inc.                                     2,886   46,320
    Taekwang Industrial Co., Ltd.                                  196  216,266
*   Taewoong Co., Ltd.                                           4,708   96,058
*   Taeyoung Engineering & Construction Co., Ltd.               17,670  145,553
*   Taihan Electric Wire Co., Ltd.                              16,521   18,392
*   Taihan Textile Co., Ltd.                                       426   32,076
*   TBH Global Co., Ltd.                                         5,201   49,672
*   Texcell-NetCom Co., Ltd.                                    11,726  102,833
*   Thinkware Systems Corp.                                      2,319   23,716
*   TK Chemical Corp.                                           11,104   22,001
    TK Corp.                                                     6,005   51,549
    Tokai Carbon Korea Co., Ltd.                                 1,099   48,703
#   Tong Yang Moolsan Co., Ltd.                                 16,528   27,698
    Tongyang Life Insurance Co., Ltd.                           20,755  180,493
#   Tongyang, Inc.                                              74,234  148,093
    Top Engineering Co., Ltd.                                    5,140   31,184
    Toptec Co., Ltd.                                             2,317   59,938
    Tovis Co., Ltd.                                              8,847   70,819
    TS Corp.                                                     1,989   46,819
    UIL Co., Ltd.                                                5,306   33,254
    Uju Electronics Co., Ltd.                                    2,871   37,952
    Unid Co., Ltd.                                               3,047  138,987
    Union Semiconductor Equipment & Materials Co., Ltd.          6,270   38,967
    Value Added Technologies Co., Ltd.                           2,003   55,474
    Viatron Technologies, Inc.                                   1,206   23,697
*   Vidente Co., Ltd.                                            4,963   13,686
    Vieworks Co., Ltd.                                           1,861   81,496
    Visang Education, Inc.                                       2,959   34,502
*   Webzen, Inc.                                                 3,631   56,105
    Whanin Pharmaceutical Co., Ltd.                              3,611   63,705
#*  WillBes & Co. (The)                                         12,360   23,072
    Wins Co., Ltd.                                                 945   10,713
    WiSoL Co., Ltd.                                              7,489   94,948

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   Wonik Holdings Co., Ltd.                                17,153 $    131,610
*   WONIK IPS Co., Ltd.                                     10,183      296,813
*   Wonik Materials Co., Ltd.                                1,208       83,410
*   Wonik QnC Corp.                                          6,042       63,850
*   Woongjin Co., Ltd.                                      20,020       40,261
*   Woongjin Energy Co., Ltd.                                2,621       18,852
*   Woongjin Thinkbig Co., Ltd.                              9,970       63,675
    Woori Bank                                              36,418      621,985
    Woori Bank Sponsored ADR                                 1,175       60,213
*   Woori Investment Bank Co., Ltd.                         22,642       14,230
    Woory Industrial Co., Ltd.                                 615       18,108
    Y G-1 Co., Ltd.                                          4,426       46,067
*   YD Online Corp.                                          4,886       19,024
*   YeaRimDang Publishing Co., Ltd.                          7,920       68,512
#   Yeong Hwa Metal Co., Ltd.                               16,137       23,483
    YG Entertainment, Inc.                                   1,396       36,788
    Yoosung Enterprise Co., Ltd.                             6,049       22,050
    YooSung T&S Co., Ltd.                                    7,220       27,487
    Youlchon Chemical Co., Ltd.                              1,990       24,630
    Young Poong Corp.                                          115      127,230
#   Youngone Corp.                                           8,136      238,365
    Youngone Holdings Co., Ltd.                              2,254      108,315
*   Yuanta Securities Korea Co., Ltd.                       57,963      201,025
    Yuhan Corp.                                              1,463      309,228
*   Yungjin Pharmaceutical Co., Ltd.                         2,603       22,282
    Zeus Co., Ltd.                                           1,543       23,586
                                                                   ------------
TOTAL SOUTH KOREA                                                   130,540,384
                                                                   ------------
SPAIN -- (1.9%)
    Abertis Infraestructuras SA                             30,481      600,998
    Acciona SA                                              13,789    1,178,676
    Acerinox SA                                             35,739      458,818
    ACS Actividades de Construccion y Servicios SA          34,036    1,303,453
    Adveo Group International SA                             2,149        7,996
    Aena SA                                                  2,665      520,869
    Almirall SA                                             17,236      166,709
    Amadeus IT Group SA                                     31,104    1,914,572
*   Amper SA                                               246,502       69,523
    Applus Services SA                                      34,379      442,794
    Atresmedia Corp. de Medios de Comunicacion SA            9,022      105,890
    Azkoyen SA                                               4,453       40,626
    Banco Bilbao Vizcaya Argentaria SA                     503,967    4,559,735
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR       176,380    1,601,532
    Banco de Sabadell SA                                 1,747,581    3,902,562
    Banco Santander SA                                     989,775    6,738,554
    Banco Santander SA Sponsored ADR                       230,248    1,570,291
    Bankia SA                                              272,701    1,378,321
    Bankinter SA                                           119,284    1,160,918
*   Baron de Ley                                               913      116,087
    Bolsas y Mercados Espanoles SHMSF SA                    18,889      692,812
    CaixaBank SA                                           348,641    1,815,948
    Cellnex Telecom SA                                      18,972      426,725
    Cia de Distribucion Integral Logista Holdings SA         4,935      127,426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
    Cie Automotive SA                                         21,382 $  529,242
    Construcciones y Auxiliar de Ferrocarriles SA              6,220    276,572
*   Deoleo SA                                                179,709     43,490
    Distribuidora Internacional de Alimentacion SA           148,435    999,786
#*  Duro Felguera SA                                          17,931     15,932
    Ebro Foods SA                                             16,457    393,928
*   eDreams ODIGEO SA                                          5,922     20,614
    Elecnor SA                                                 7,637    105,244
    Enagas SA                                                 41,365  1,169,099
    Ence Energia y Celulosa SA                                59,912    255,324
    Endesa SA                                                 25,180    596,094
    Ercros SA                                                 51,022    185,376
    Euskaltel SA                                              10,212    104,414
    Faes Farma SA                                             67,382    213,701
    Ferrovial SA                                              21,074    454,455
    Fluidra SA                                                 4,609     40,495
    Gas Natural SDG SA                                        62,501  1,462,775
    Grifols SA                                                23,100    648,186
    Grupo Catalana Occidente SA                               15,026    668,448
*   Grupo Ezentis SA                                          50,584     42,913
    Iberdrola SA                                             646,207  5,094,009
    Iberpapel Gestion SA                                         348     11,560
*   Indra Sistemas SA                                         19,152    296,331
    Industria de Diseno Textil SA                             28,428  1,128,432
    Inmobiliaria Colonial SA                                  54,657    509,811
    Laboratorios Farmaceuticos Rovi SA                           824     15,665
*   Liberbank SA                                             203,679    234,606
    Mapfre SA                                                405,028  1,508,657
    Mediaset Espana Comunicacion SA                           65,145    821,075
    Melia Hotels International SA                             17,342    268,803
    Miquel y Costas & Miquel SA                                6,023    222,925
    NH Hotel Group SA                                         47,786    318,363
    Obrascon Huarte Lain SA                                   51,945    218,127
    Papeles y Cartones de Europa SA                           23,327    204,652
*   Pescanova SA                                               2,936      4,793
*   Pharma Mar SA                                             34,937    158,611
*   Promotora de Informaciones SA Class A                     13,947     52,768
    Prosegur Cia de Seguridad SA                              53,337    364,552
*   Quabit Inmobiliaria SA(BYYTT70)                           30,679     63,309
    Quabit Inmobiliaria SA(BYVXB02)                            1,534      3,178
*   Realia Business SA                                        30,466     39,401
    Red Electrica Corp. SA                                    44,744    958,568
    Repsol SA                                                117,074  1,960,743
    Repsol SA Sponsored ADR                                   51,211    860,854
*   Sacyr SA                                                 145,022    386,977
    Saeta Yield SA                                             1,122     12,874
    Siemens Gamesa Renewable Energy SA                        75,988  1,243,253
*   Solaria Energia y Medio Ambiente SA                       36,783     59,416
    Talgo SA                                                  37,944    219,299
    Tecnicas Reunidas SA                                       7,472    264,965
    Telefonica SA                                            187,684  2,125,140
    Telefonica SA Sponsored ADR                               47,435    535,067
*   Tubacex SA                                                36,604    143,268

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SPAIN -- (Continued)
#*  Tubos Reunidos SA                                        30,261 $    38,458
    Vidrala SA                                                5,432     423,686
    Viscofan SA                                              11,963     711,724
*   Vocento SA                                                6,696      12,468
    Zardoya Otis SA                                          29,532     309,801
                                                                    -----------
TOTAL SPAIN                                                          60,934,112
                                                                    -----------
SWEDEN -- (2.2%)
    AAK AB                                                   11,915     880,706
    Acando AB                                                19,699      66,367
    AddLife AB                                                1,292      26,626
    AddNode Group AB                                          1,867      16,646
    AddTech AB Class B                                        4,929      96,152
    AF AB Class B                                            14,876     325,849
    Alfa Laval AB                                            22,725     507,531
    Assa Abloy AB Class B                                    69,273   1,484,031
    Atlas Copco AB Class A                                   17,565     635,286
    Atlas Copco AB Class B                                   10,224     331,113
    Atrium Ljungberg AB Class B                              10,607     181,130
    Avanza Bank Holding AB                                    5,322     219,582
    Axfood AB                                                14,412     242,721
    Beijer Alma AB                                            9,076     265,072
*   Beijer Electronics Group AB                               1,176       6,453
    Beijer Ref AB                                             3,752     112,715
    Bergman & Beving AB                                      10,464     129,639
    Betsson AB                                               35,928     345,520
    Bilia AB Class A                                         35,252     340,578
    BillerudKorsnas AB                                       57,211     904,641
    BioGaia AB Class B                                        4,648     173,300
    Biotage AB                                               11,158      80,439
    Bjorn Borg AB                                             4,436      18,408
    Boliden AB                                               78,828   2,474,729
    Bonava AB                                                 2,685      46,667
    Bonava AB Class B                                        25,519     446,540
    Bulten AB                                                 6,216      94,708
#   Byggmax Group AB                                         31,325     253,189
    Castellum AB                                             44,616     693,493
    Catena AB                                                   702      12,144
    Clas Ohlson AB Class B                                   13,618     279,954
    Cloetta AB Class B                                       87,223     312,152
    Com Hem Holding AB                                       76,133   1,111,879
    Concentric AB                                            13,233     207,632
    Corem Property Group AB Class B                           1,440       8,615
    Dedicare AB Class B                                         870      14,293
    Dios Fastigheter AB                                      26,652     155,844
    Dometic Group AB                                         11,724      99,103
    Doro AB                                                   6,914      43,235
    Duni AB                                                  10,582     153,369
    Dustin Group AB                                           1,443      12,104
    Elanders AB Class B                                       1,154      13,753
    Electrolux AB Series B                                   43,531   1,488,563
    Elekta AB Class B                                        40,720     391,921
*   Eltel AB                                                 18,432      58,627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Enea AB                                                    6,373 $   60,888
*   Essity AB Class A                                          3,976    114,989
*   Essity AB Class B                                         79,422  2,302,843
    Fabege AB                                                 27,931    551,675
*   Fastighets AB Balder Class B                              11,128    283,131
*   Fingerprint Cards AB Class B                              35,005    163,701
    Getinge AB Class B                                        31,024    538,541
    Granges AB                                                29,859    330,055
    Gunnebo AB                                                15,413     82,059
*   Haldex AB                                                 20,108    268,399
    Hemfosa Fastigheter AB                                    32,479    398,433
    Hennes & Mauritz AB Class B                               28,325    739,004
    Hexagon AB Class B                                        26,517  1,310,238
    Hexpol AB                                                 63,206    646,466
    HIQ International AB                                      13,808     92,324
    Holmen AB Class B                                         21,174    956,335
    Hufvudstaden AB Class A                                   21,576    375,561
    Husqvarna AB Class A                                      20,121    202,965
    Husqvarna AB Class B                                     126,706  1,288,937
    ICA Gruppen AB                                            12,191    488,482
    Indutrade AB                                              22,986    567,027
    Intrum Justitia AB                                        21,237    691,037
    Inwido AB                                                 12,350    155,259
    ITAB Shop Concept AB Class B                               1,467     12,665
    JM AB                                                     30,338  1,064,836
    KappAhl AB                                                31,556    179,524
    Karo Pharma AB                                            11,080     57,997
    Kindred Group P.L.C.                                      63,608    707,916
    Klovern AB Class B                                       115,813    147,947
    KNOW IT AB                                                 7,176    115,672
    Kungsleden AB                                             41,126    270,503
    Lagercrantz Group AB Class B                              15,249    172,660
    Lifco AB Class B                                             775     25,839
    Lindab International AB                                   29,666    311,945
    Loomis AB Class B                                         30,339  1,127,156
*   Lundin Petroleum AB                                       20,983    477,860
*   Medivir AB Class B                                        11,136     92,346
    Mekonomen AB                                               8,628    181,698
    Millicom International Cellular SA                        15,382    963,859
    Modern Times Group MTG AB Class B                         20,896    726,218
*   Momentum Group AB Class B                                 10,464    107,896
    MQ Holding AB                                             18,548     72,565
#   Mycronic AB                                               28,090    292,821
    NCC AB Class B                                            32,826    854,121
    Nederman Holding AB                                          550     15,688
*   Net Insight AB Class B                                    64,475     42,337
    NetEnt AB                                                 31,938    308,167
    New Wave Group AB Class B                                 31,664    220,587
    Nibe Industrier AB Class B                                89,216    850,594
    Nobia AB                                                  42,949    440,955
    Nobina AB                                                 13,213     65,127
    Nolato AB Class B                                         15,102    663,198
    Nordea Bank AB                                           194,620  2,455,691

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    NP3 Fastigheter AB                                         2,129 $   12,579
    OEM International AB Class B                                 747     16,379
    Opus Group AB                                             98,051     85,573
    Oriflame Holding AG                                       10,736    412,160
    Peab AB                                                   57,414    673,941
    Pricer AB Class B                                         58,280     70,394
    Proact IT Group AB                                           889     22,736
    Probi AB                                                     860     39,399
#*  Qliro Group AB                                            55,103    113,380
    Ratos AB Class B                                          97,977    468,052
*   RaySearch Laboratories AB                                  4,939    120,890
    Recipharm AB Class B                                       5,226     62,779
    Rezidor Hotel Group AB                                    34,331    132,307
    Rottneros AB                                              45,215     40,594
    Saab AB Class B                                           17,966    833,613
    Sagax AB Class B                                          11,262    141,437
    Sandvik AB                                                83,367  1,313,747
*   SAS AB                                                    56,251    134,456
    Scandi Standard AB                                        17,086    122,184
    Sectra AB Class B                                            495      9,350
    Securitas AB Class B                                      69,799  1,162,387
    Semcon AB                                                  3,284     21,746
#*  Sensys Gatso Group AB                                    102,807      8,916
    Skandinaviska Enskilda Banken AB Class A                 128,747  1,630,493
    Skandinaviska Enskilda Banken AB Class C                     886     11,115
    Skanska AB Class B                                        70,080  1,592,457
    SKF AB Class A                                             2,679     53,370
    SKF AB Class B                                            64,311  1,278,255
    SkiStar AB                                                 9,108    202,522
*   SSAB AB Class A(B17H0S8)                                  71,218    359,824
*   SSAB AB Class A(BPRBWK4)                                  13,020     66,314
*   SSAB AB Class B(B17H3F6)                                 198,859    821,122
*   SSAB AB Class B(BPRBWM6)                                  73,712    305,537
    Svenska Cellulosa AB SCA Class A                           3,976     41,080
    Svenska Cellulosa AB SCA Class B                          79,422    657,605
    Svenska Handelsbanken AB Class A                          98,282  1,462,839
    Svenska Handelsbanken AB Class B                           2,424     36,150
    Sweco AB Class B                                          11,882    290,196
    Swedbank AB Class A                                       42,008  1,095,458
    Swedish Match AB                                          23,762    835,789
*   Swedish Orphan Biovitrum AB                                8,103    123,385
    Systemair AB                                                 682     11,576
    Tele2 AB Class B                                         140,126  1,667,749
    Telefonaktiebolaget LM Ericsson Class A                    9,033     58,542
    Telefonaktiebolaget LM Ericsson Class B                  123,302    798,061
    Telefonaktiebolaget LM Ericsson Sponsored ADR             90,500    581,010
    Telia Co. AB                                             590,862  2,777,559
    Thule Group AB                                            15,465    300,962
    Transcom Worldwide AB                                      1,831     19,841
    Trelleborg AB Class B                                     51,368  1,209,843
    Troax Group AB                                             1,057     29,724
    Victoria Park AB Class B                                  29,250     99,548
    Vitrolife AB                                               3,397    275,168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Volvo AB Class A                                         36,187 $   614,310
    Volvo AB Class B                                        181,080   3,075,717
    Wallenstam AB Class B                                    40,951     416,920
    Wihlborgs Fastigheter AB                                 20,993     510,644
                                                                    -----------
TOTAL SWEDEN                                                         70,727,440
                                                                    -----------
SWITZERLAND -- (4.6%)
    ABB, Ltd.                                               219,337   5,138,259
    ABB, Ltd. Sponsored ADR                                  55,400   1,301,900
    Adecco Group AG                                          34,381   2,623,030
    Allreal Holding AG                                        5,854   1,064,425
*   Alpiq Holding AG                                          1,687     143,055
    ALSO Holding AG                                           2,021     264,288
    ams AG                                                   12,444     896,796
    APG SGA SA                                                  363     163,732
*   Arbonia AG                                               12,595     239,637
    Aryzta AG                                                23,642     759,734
    Ascom Holding AG                                         19,142     379,111
    Autoneum Holding AG                                       1,294     310,946
    Bachem Holding AG Class B                                   471      52,153
    Baloise Holding AG                                       20,652   3,318,075
    Bank Cler AG                                              1,545      69,420
    Banque Cantonale de Geneve                                  266      43,885
    Banque Cantonale Vaudoise                                 1,100     795,847
    Barry Callebaut AG                                          728   1,038,224
    Belimo Holding AG                                           141     584,634
    Bell Food Group AG                                          470     216,285
    Bellevue Group AG                                         2,921      58,435
    Berner Kantonalbank AG                                    1,140     215,921
    BKW AG                                                    3,217     183,309
    Bobst Group SA                                            2,987     332,559
    Bossard Holding AG Class A                                2,397     518,353
    Bucher Industries AG                                      3,092   1,031,021
    Burckhardt Compression Holding AG                         1,279     379,886
    Burkhalter Holding AG                                       988     139,979
    Calida Holding AG                                         2,049      82,402
    Carlo Gavazzi Holding AG                                     78      28,471
    Cembra Money Bank AG                                      8,660     776,847
    Cham Paper Holding AG                                        27      11,054
    Chocoladefabriken Lindt & Spruengli AG                        5     340,764
*   Cicor Technologies, Ltd.                                    523      27,476
    Cie Financiere Richemont SA                              45,764   3,890,402
    Cie Financiere Tradition SA                                 628      57,705
    Clariant AG                                             135,347   3,145,127
    Coltene Holding AG                                        1,253     129,614
    Conzzeta AG                                                 464     485,572
    Credit Suisse Group AG                                   83,387   1,281,798
    Credit Suisse Group AG Sponsored ADR                     51,388     788,812
    Daetwyler Holding AG                                      2,905     474,797
    DKSH Holding AG                                           7,686     604,835
    dormakaba Holding AG                                        937     835,187
*   Dottikon Es Holding AG                                       16      14,556
*   Dufry AG                                                 11,336   1,805,888

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Edmond de Rothschild Suisse SA                                1 $    17,167
    EFG International AG                                     29,264     217,298
    Emmi AG                                                     875     616,475
    EMS-Chemie Holding AG                                       886     616,495
    Energiedienst Holding AG                                  1,334      36,422
*   Evolva Holding SA                                        73,727      35,078
    Feintool International Holding AG                           374      45,675
    Flughafen Zurich AG                                       9,780   2,494,279
    Forbo Holding AG                                            529     803,203
    GAM Holding AG                                           64,965   1,024,238
    Geberit AG                                                3,490   1,678,532
    Georg Fischer AG                                          1,637   1,861,828
    Givaudan SA                                                 993   1,975,680
    Gurit Holding AG                                            219     263,148
    Helvetia Holding AG                                       2,360   1,319,064
    HOCHDORF Holding AG                                         415     124,440
    Huber & Suhner AG                                         4,916     350,349
*   Idorsia, Ltd.                                            10,350     193,738
    Implenia AG                                               5,820     430,417
    Inficon Holding AG                                          668     366,344
    Interroll Holding AG                                        250     327,791
    Intershop Holding AG                                        240     118,696
    Julius Baer Group, Ltd.                                  42,750   2,419,950
    Jungfraubahn Holding AG                                     100      11,791
    Kardex AG                                                 2,423     267,058
    Komax Holding AG                                          1,805     527,244
    Kudelski SA                                              18,111     288,356
    Kuehne + Nagel International AG                           2,593     451,555
    LafargeHolcim, Ltd.(7110753)                             28,673   1,713,246
    LafargeHolcim, Ltd.(BZ3DNX4)                             23,757   1,425,902
    LEM Holding SA                                               68      82,273
    Liechtensteinische Landesbank AG                          2,373     119,998
    Logitech International SA(H50430232)                     18,686     673,443
    Logitech International SA(B18ZRK2)                       16,891     613,059
    Lonza Group AG                                           19,759   4,696,212
    Luzerner Kantonalbank AG                                  1,196     537,794
    Metall Zug AG Class B                                        70     292,903
*   Meyer Burger Technology AG                               60,123      94,472
    Mobilezone Holding AG                                     6,102      88,339
    Mobimo Holding AG                                         2,329     664,856
    Nestle SA                                               261,736  22,093,006
    Novartis AG                                               9,303     792,408
    Novartis AG Sponsored ADR                               117,451  10,006,825
    OC Oerlikon Corp. AG                                     70,119   1,025,909
*   Orascom Development Holding AG                              761       5,297
    Orell Fuessli Holding AG                                    152      20,185
    Orior AG                                                  1,969     146,793
    Panalpina Welttransport Holding AG                        3,264     413,247
    Partners Group Holding AG                                 2,215   1,437,907
    Phoenix Mecano AG                                           139      80,866
    Plazza AG Class A                                           244      58,018
    PSP Swiss Property AG                                     8,996     818,540
    Rieter Holding AG                                         1,488     344,611

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
    Roche Holding AG(7108918)                                  781 $    201,360
    Roche Holding AG(7110388)                               19,398    4,910,978
    Romande Energie Holding SA                                  59       79,617
*   Schaffner Holding AG                                       215       71,023
    Schindler Holding AG                                     1,376      289,368
*   Schmolz + Bickenbach AG                                186,057      171,053
    Schweiter Technologies AG                                  401      527,757
    SFS Group AG                                             3,238      368,353
    SGS SA                                                     275      607,801
    Siegfried Holding AG                                     1,609      467,913
    Sika AG                                                    560    3,859,104
    Sonova Holding AG                                        9,168    1,486,969
    St Galler Kantonalbank AG                                  910      405,345
    Straumann Holding AG                                     1,547      873,619
    Sulzer AG                                                6,667      747,964
    Sunrise Communications Group AG                         14,797    1,166,950
    Swatch Group AG (The)(7184725)                           4,369    1,733,446
    Swatch Group AG (The)(7184736)                           7,497      577,449
    Swiss Life Holding AG                                    8,314    3,034,216
    Swiss Re AG                                             27,430    2,644,586
    Swisscom AG                                              4,695    2,294,737
    Swissquote Group Holding SA                              3,140       90,432
    Tamedia AG                                                 430       66,264
    Tecan Group AG                                           2,183      407,138
    Temenos Group AG                                        14,082    1,361,255
    u-blox Holding AG                                        2,877      571,303
    UBS Group AG(BRJL176)                                    2,937       51,076
*   UBS Group AG(H42097107)                                187,433    3,266,957
    Valiant Holding AG                                       6,361      749,815
    Valora Holding AG                                        1,479      490,947
    Vaudoise Assurances Holding SA                             419      233,092
    Vetropack Holding AG                                        74      156,256
    Vifor Pharma AG                                         16,360    1,746,327
*   Von Roll Holding AG                                     14,867       22,323
    Vontobel Holding AG                                     11,479      763,638
    VP Bank AG                                                 253       31,864
    VZ Holding AG                                              676      217,714
    Walter Meier AG                                            736       34,232
    Ypsomed Holding AG                                         640       99,929
    Zehnder Group AG                                         3,333      117,006
    Zug Estates Holding AG Class B                              39       74,665
    Zuger Kantonalbank AG                                       31      171,350
    Zurich Insurance Group AG                               11,037    3,363,851
                                                                   ------------
TOTAL SWITZERLAND                                                   144,779,668
                                                                   ------------
TAIWAN -- (3.7%)
    A-DATA Technology Co., Ltd.                             62,503      159,205
    Ability Enterprise Co., Ltd.                           113,695       71,170
    AcBel Polytech, Inc.                                   108,540       83,549
    Accton Technology Corp.                                173,929      463,359
    Acer, Inc.                                             805,521      395,826
    ACES Electronic Co., Ltd.                               43,000       39,822
    Achem Technology Corp.                                  82,579       27,900

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
*   Acme Electronics Corp.                                    19,000 $    6,209
    Acter Co., Ltd.                                           10,000     64,379
*   Action Electronics Co., Ltd.                              76,000     19,204
    Actron Technology Corp.                                   29,000    102,627
    Adlink Technology, Inc.                                   20,933     44,456
    Advanced Ceramic X Corp.                                   8,000     97,455
*   Advanced Connectek, Inc.                                  73,000     25,126
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.        30,000     21,551
#   Advanced Semiconductor Engineering, Inc.                 559,592    750,770
    Advanced Semiconductor Engineering, Inc. ADR              36,804    242,538
    Advanced Wireless Semiconductor Co.                       71,000    160,861
    Advancetek Enterprise Co., Ltd.                           39,598     27,337
    Advantech Co., Ltd.                                       34,586    261,626
*   AGV Products Corp.                                       165,413     42,563
    Airtac International Group                                28,500    385,503
    Alchip Technologies, Ltd.                                 21,000     55,458
#   All Ring Tech Co., Ltd.                                   49,000     93,398
    Allis Electric Co., Ltd.                                   8,000      2,804
    Alltek Technology Corp.                                   26,680     22,792
    Alltop Technology Co., Ltd.                               22,000     54,489
    Alpha Networks, Inc.                                     115,200     94,202
    Altek Corp.                                              117,648    102,522
    Amazing Microelectronic Corp.                             15,900     52,428
    Ambassador Hotel (The)                                    55,000     42,527
    AMPOC Far-East Co., Ltd.                                  24,000     19,911
    Anpec Electronics Corp.                                   36,402     57,521
    Apacer Technology, Inc.                                   40,501     54,392
    APCB, Inc.                                                39,000     40,740
    Apex Biotechnology Corp.                                  31,226     35,881
    Apex International Co., Ltd.                              33,024     28,112
    Apex Medical Corp.                                        20,000     19,939
    Apex Science & Engineering                                75,920     22,106
    Arcadyan Technology Corp.                                 46,674     72,737
    Ardentec Corp.                                           202,120    187,161
    Asia Cement Corp.                                        399,029    352,663
#   Asia Optical Co., Inc.                                    98,000    230,660
*   Asia Pacific Telecom Co., Ltd.                           457,000    161,967
    Asia Plastic Recycling Holding, Ltd.                      51,703     23,716
    Asia Vital Components Co., Ltd.                          128,053    112,214
    ASMedia Technology, Inc.                                   7,000     91,547
    ASPEED Technology, Inc.                                    4,000     92,715
    ASROCK, Inc.                                               6,000     14,302
    Asustek Computer, Inc.                                   100,502    934,700
    Aten International Co., Ltd.                              35,000     90,615
#   AU Optronics Corp.                                     3,746,980  1,516,883
    AU Optronics Corp. Sponsored ADR                          19,522     78,478
    Audix Corp.                                               47,200     60,310
    AURAS Technology Co., Ltd.                                30,000     82,460
    Aurora Corp.                                              33,000     64,127
    Avalue Technology, Inc.                                   16,000     27,120
    AVY Precision Technology, Inc.                            18,000     31,944
    Axiomtek Co., Ltd.                                        18,000     32,879
    Bank of Kaohsiung Co., Ltd.                              159,959     54,296

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    BenQ Materials Corp.                                      69,000 $   37,697
    BES Engineering Corp.                                    619,000    133,516
*   Bin Chuan Enterprise Co., Ltd.                             9,000     13,259
    Bionime Corp.                                              7,000     14,248
#   Bioteque Corp.                                            24,000     67,592
    Bizlink Holding, Inc.                                     34,326    255,650
    Boardtek Electronics Corp.                                47,000     42,459
    Bothhand Enterprise, Inc.                                 26,000     51,404
    Bright Led Electronics Corp.                              47,000     23,261
*   Browave Corp.                                              9,000     13,471
    C Sun Manufacturing, Ltd.                                 26,000     17,777
    Capital Futures Corp.                                     19,000     23,312
    Capital Securities Corp.                                 674,000    221,633
    Career Technology MFG. Co., Ltd.                         147,000     97,676
#   Casetek Holdings, Ltd.                                    52,000    164,256
    Catcher Technology Co., Ltd.                             137,360  1,578,665
    Cathay Financial Holding Co., Ltd.                       689,692  1,123,773
    Cathay Real Estate Development Co., Ltd.                 216,300    124,263
*   Center Laboratories, Inc.                                 25,000     48,926
    Central Reinsurance Co., Ltd.                             28,560     13,948
    Chailease Holding Co., Ltd.                              310,000    891,176
*   Champion Building Materials Co., Ltd.                     74,526     18,219
#   Chang Hwa Commercial Bank, Ltd.                          655,722    384,403
    Chang Wah Electromaterials, Inc.                          15,913     72,493
#   Channel Well Technology Co., Ltd.                         85,000     74,179
    Charoen Pokphand Enterprise                               73,920    168,736
#   Chaun-Choung Technology Corp.                             25,000    104,674
    CHC Healthcare Group                                      19,000     26,022
    CHC Resources Corp.                                       22,000     37,893
    Chen Full International Co., Ltd.                         48,000     83,583
    Chenbro Micom Co., Ltd.                                   33,000     56,486
    Cheng Loong Corp.                                        309,360    162,389
#   Cheng Shin Rubber Industry Co., Ltd.                     161,341    326,340
    Cheng Uei Precision Industry Co., Ltd.                   183,051    248,282
    Chenming Mold Industry Corp.                              38,000     24,389
    Chian Hsing Forging Industrial Co., Ltd.                  12,000     29,087
    Chicony Electronics Co., Ltd.                            113,607    292,313
#   Chicony Power Technology Co., Ltd.                        68,465    140,325
    Chien Kuo Construction Co., Ltd.                          75,250     22,210
#   Chilisin Electronics Corp.                                60,380    150,879
#*  Chimei Materials Technology Corp.                        168,100     75,337
    Chin-Poon Industrial Co., Ltd.                           154,126    304,276
    China Airlines, Ltd.                                   1,138,019    349,733
#   China Bills Finance Corp.                                388,000    192,092
    China Chemical & Pharmaceutical Co., Ltd.                 99,000     58,703
    China Development Financial Holding Corp.              1,677,412    505,924
    China Ecotek Corp.                                        11,000     15,119
*   China Electric Manufacturing Corp.                        73,000     19,309
    China General Plastics Corp.                             135,942    130,364
    China Glaze Co., Ltd.                                     26,047     10,259
    China Life Insurance Co., Ltd.                           870,488    921,017
    China Metal Products                                     104,290    105,165
    China Steel Chemical Corp.                                27,000    102,518

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    China Steel Corp.                                        966,881 $  793,916
    China Steel Structure Co., Ltd.                           24,000     16,295
    China Synthetic Rubber Corp.                             207,544    234,810
    China Wire & Cable Co., Ltd.                              34,160     29,389
    Chinese Maritime Transport, Ltd.                          31,570     28,446
    Chipbond Technology Corp.                                234,000    385,446
    ChipMOS TECHNOLOGIES, Inc.                                46,000     45,210
    ChipMOS TECHNOLOGIES, Inc. ADR                             1,267     24,630
    Chlitina Holding, Ltd.                                    19,000     80,908
    Chong Hong Construction Co., Ltd.                         67,941    161,318
    Chroma ATE, Inc.                                          65,560    207,120
    Chun Yuan Steel                                          160,570     60,879
#*  Chung Hung Steel Corp.                                   351,212    118,083
    Chung Hwa Pulp Corp.                                     191,629     64,395
    Chung-Hsin Electric & Machinery Manufacturing Corp.      194,000    136,159
*   Chunghwa Picture Tubes, Ltd.                             951,656     51,986
    Chunghwa Telecom Co., Ltd.                                74,727    252,592
    Chunghwa Telecom Co., Ltd. Sponsored ADR                   3,011    101,832
    Chyang Sheng Dyeing & Finishing Co., Ltd.                 28,000     22,269
    Cleanaway Co., Ltd.                                       26,000    149,394
    Clevo Co.                                                182,401    163,003
*   CMC Magnetics Corp.                                      893,101    114,668
#*  Co-Tech Development Corp.                                 58,000     94,906
#   CoAsia Microelectronics Corp.                             65,094     32,672
    Coland Holdings, Ltd.                                     11,000     14,608
    Compal Electronics, Inc.                               1,226,747    814,735
    Compeq Manufacturing Co., Ltd.                           396,000    365,059
    Compucase Enterprise                                      31,000     48,166
    Continental Holdings Corp.                               130,200     49,590
    Contrel Technology Co., Ltd.                              40,000     25,739
    Coremax Corp.                                              6,000     15,987
    Coretronic Corp.                                         199,000    251,748
    Coxon Precise Industrial Co., Ltd.                        40,000     36,843
*   CSBC Corp. Taiwan                                        164,740     71,475
    CTBC Financial Holding Co., Ltd.                       1,901,655  1,221,753
    CTCI Corp.                                               134,444    219,269
    Cub Elecparts, Inc.                                        8,802    109,362
    CviLux Corp.                                              26,600     28,458
    CX Technology Co., Ltd.                                   19,000     17,212
    CyberPower Systems, Inc.                                  20,000     62,756
    CyberTAN Technology, Inc.                                152,424    102,156
    D-Link Corp.                                             313,976    115,816
    DA CIN Construction Co., Ltd.                             60,000     35,066
    Da-Li Development Co., Ltd.                               34,603     27,672
    Dadi Early-Childhood Education Group, Ltd.                 7,000     40,793
*   Danen Technology Corp.                                   236,000     50,329
    Darfon Electronics Corp.                                 104,000     88,307
    Darwin Precisions Corp.                                  146,000     61,410
    Daxin Materials Corp.                                     11,000     15,663
#   De Licacy Industrial Co.                                  75,476     71,711
#   Delpha Construction Co., Ltd.                             53,321     24,547
    Delta Electronics, Inc.                                   61,699    327,844
    Depo Auto Parts Ind Co., Ltd.                             45,000    122,268

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    DFI, Inc.                                                   18,000 $ 29,563
    Dimerco Express Corp.                                       27,000   19,218
    Dynacolor, Inc.                                             17,000   20,344
*   Dynamic Electronics Co., Ltd.                               68,183   26,754
    Dynapack International Technology Corp.                     57,000   73,951
    E Ink Holdings, Inc.                                       375,000  400,915
    E-Lead Electronic Co., Ltd.                                 42,000   39,435
    E-LIFE MALL Corp.                                           18,000   36,605
*   E-Ton Solar Tech Co., Ltd.                                 148,022   40,716
    E.Sun Financial Holding Co., Ltd.                        1,436,288  915,630
*   Eastern Media International Corp.                          212,330   61,311
    Eclat Textile Co., Ltd.                                     36,143  416,113
    ECOVE Environment Corp.                                     11,000   61,193
    Edimax Technology Co., Ltd.                                 52,313   17,749
*   Edison Opto Corp.                                           40,000   18,157
    Edom Technology Co., Ltd.                                   54,162   29,237
    eGalax_eMPIA Technology, Inc.                               23,861   38,845
    Elan Microelectronics Corp.                                118,000  178,626
    Elite Advanced Laser Corp.                                  50,112  205,783
#   Elite Material Co., Ltd.                                    84,162  416,251
    Elite Semiconductor Memory Technology, Inc.                114,000  134,608
*   Elitegroup Computer Systems Co., Ltd.                      157,087  102,667
    eMemory Technology, Inc.                                    13,000  190,900
    ENG Electric Co., Ltd.                                      55,120   29,203
    Ennoconn Corp.                                               9,000  134,944
    EnTie Commercial Bank Co., Ltd.                            165,000   69,928
#*  Epistar Corp.                                              439,743  420,362
    Eson Precision Ind. Co., Ltd.                               15,000   23,474
    Eternal Materials Co., Ltd.                                202,612  227,981
*   Etron Technology, Inc.                                     155,000   61,006
    Eurocharm Holdings Co., Ltd.                                11,000   33,627
    Eva Airways Corp.                                          845,333  409,644
    Everest Textile Co., Ltd.                                   69,000   36,686
    Evergreen International Storage & Transport Corp.          209,000   96,897
*   Evergreen Marine Corp. Taiwan, Ltd.                        445,812  244,297
    Everlight Chemical Industrial Corp.                        115,155   68,060
    Everlight Electronics Co., Ltd.                            154,225  234,597
    Excelsior Medical Co., Ltd.                                 46,172   73,467
    EZconn Corp.                                                12,000   17,636
    Far Eastern Department Stores, Ltd.                        415,249  206,993
    Far Eastern International Bank                             920,839  303,752
    Far Eastern New Century Corp.                              536,625  441,654
    Far EasTone Telecommunications Co., Ltd.                   116,000  280,445
    Faraday Technology Corp.                                    62,637   85,848
    Farglory Land Development Co., Ltd.                        164,575  206,046
    Federal Corp.                                              173,567   81,701
    Feedback Technology Corp.                                    9,000   19,985
    Feng Hsin Steel Co., Ltd.                                  122,000  208,918
    Feng TAY Enterprise Co., Ltd.                               44,953  192,800
    First Financial Holding Co., Ltd.                        1,258,911  850,308
    First Hotel                                                 59,805   33,267
    First Insurance Co., Ltd. (The)                             35,000   15,994
*   First Steamship Co., Ltd.                                  227,113   69,113

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
#   FLEXium Interconnect, Inc.                                 117,689 $549,556
    Flytech Technology Co., Ltd.                                42,312  137,050
#   FocalTech Systems Co., Ltd.                                 88,000  114,947
    Forest Water Environment Engineering Co., Ltd.              11,000   21,825
    Formosa Advanced Technologies Co., Ltd.                     66,000   61,376
    Formosa Chemicals & Fibre Corp.                            148,821  448,384
    Formosa International Hotels Corp.                           9,246   47,919
#   Formosa Laboratories, Inc.                                  18,000   47,783
    Formosa Petrochemical Corp.                                 44,000  154,462
    Formosa Plastics Corp.                                     114,000  341,895
    Formosan Rubber Group, Inc.                                181,800   90,558
    Formosan Union Chemical                                    113,167   74,743
    Fortune Electric Co., Ltd.                                  22,000   12,630
    Founding Construction & Development Co., Ltd.               45,208   23,655
    Foxconn Technology Co., Ltd.                               178,136  535,598
    Foxlink Image Technology Co., Ltd.                          30,000   17,022
    Foxsemicon Integrated Technology, Inc.                      18,900  134,003
    Froch Enterprise Co., Ltd.                                  89,000   41,868
    Fubon Financial Holding Co., Ltd.                          543,019  843,555
    Fulgent Sun International Holding Co., Ltd.                 17,382   49,253
    Fulltech Fiber Glass Corp.                                 120,965   57,860
    Fwusow Industry Co., Ltd.                                   70,321   41,700
    Gallant Precision Machining Co., Ltd.                       44,000   33,761
    Gemtek Technology Corp.                                    125,348  108,806
    General Interface Solution Holding, Ltd.                    45,000  431,408
    General Plastic Industrial Co., Ltd.                        14,000   18,077
    Generalplus Technology, Inc.                                39,000   46,418
*   Genesis Photonics, Inc.                                     79,059    7,096
    Genesys Logic, Inc.                                         43,000   52,658
#*  Genius Electronic Optical Co., Ltd.                         46,000  526,271
    GeoVision, Inc.                                             16,487   22,154
#   Getac Technology Corp.                                     159,000  201,102
#   Giant Manufacturing Co., Ltd.                               65,760  324,599
    Giantplus Technology Co., Ltd.                             138,000   86,274
    Gigabyte Technology Co., Ltd.                              229,000  292,631
#   Gigasolar Materials Corp.                                   10,600   88,754
#*  Gigastorage Corp.                                          155,450   89,290
    Ginko International Co., Ltd.                               18,000  166,020
*   Gintech Energy Corp.                                       203,237  111,059
*   Global Brands Manufacture, Ltd.                            122,000   45,293
    Global Lighting Technologies, Inc.                          29,000   45,314
    Global Mixed Mode Technology, Inc.                          17,000   37,852
    Global Unichip Corp.                                        32,000  182,758
    Globalwafers Co., Ltd.                                      29,000  228,298
    Globe Union Industrial Corp.                               129,075   96,662
    Gloria Material Technology Corp.                           194,636  129,859
#   Glory Science Co., Ltd.                                     28,000   58,585
*   Gold Circuit Electronics, Ltd.                             171,000   57,753
#*  Goldsun Building Materials Co., Ltd.                       523,624  162,803
    Gourmet Master Co., Ltd.                                    12,705  148,719
    Grand Ocean Retail Group, Ltd.                              40,000   31,013
    Grand Pacific Petrochemical                                366,000  264,508
    Grand Plastic Technology Corp.                               8,000   52,425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Grape King Bio, Ltd.                                      21,000 $  133,084
    Great China Metal Industry                                26,000     21,914
    Great Taipei Gas Co., Ltd.                                41,000     33,744
    Great Wall Enterprise Co., Ltd.                          297,427    322,673
    Greatek Electronics, Inc.                                134,000    227,110
#*  Green Energy Technology, Inc.                            111,581     52,655
    Green Seal Holding, Ltd.                                  29,700     87,001
    GTM Holdings Corp.                                        27,000     15,453
    Hannstar Board Corp.                                     166,096     81,012
#*  HannStar Display Corp.                                 1,058,135    319,722
*   HannsTouch Solution, Inc.                                181,465     60,958
    Hanpin Electron Co., Ltd.                                 35,000     44,904
*   Harvatek Corp.                                            58,239     19,940
    Hey Song Corp.                                            97,500    102,518
    Highwealth Construction Corp.                            276,478    457,757
    Hiroca Holdings, Ltd.                                     12,795     45,563
#   Hitron Technology, Inc.                                   97,000     63,405
    Hiwin Technologies Corp.                                  37,077    269,215
*   Ho Tung Chemical Corp.                                   349,873     95,964
*   Hocheng Corp.                                             66,000     19,956
    Holiday Entertainment Co., Ltd.                           12,000     19,957
    Holtek Semiconductor, Inc.                                75,000    145,492
    Holy Stone Enterprise Co., Ltd.                           69,878     85,518
    Hon Hai Precision Industry Co., Ltd.                   1,170,472  4,552,054
    Hon Hai Precision Industry Co., Ltd. GDR                  48,989    377,589
    Hong Pu Real Estate Development Co., Ltd.                116,695     90,237
    Hong YI Fiber Industry Co.                                43,000     31,187
*   Horizon Securities Co., Ltd.                             142,000     30,786
    Hota Industrial Manufacturing Co., Ltd.                   35,047    160,404
    Hotai Motor Co., Ltd.                                     28,000    340,244
    Hsin Kuang Steel Co., Ltd.                                87,000     87,115
    Hsin Yung Chien Co., Ltd.                                 15,800     37,201
*   HTC Corp.                                                180,522    428,486
#   Hu Lane Associate, Inc.                                   27,431    163,523
    Hua Nan Financial Holdings Co., Ltd.                     981,452    573,630
    Huaku Development Co., Ltd.                              118,540    250,818
    Huang Hsiang Construction Corp.                           49,000     59,463
    Hung Sheng Construction, Ltd.                            198,500    129,192
    Hwa Fong Rubber Co., Ltd.                                 97,304     35,776
*   I-Chiun Precision Industry Co., Ltd.                      61,000     18,806
    I-Sheng Electric Wire & Cable Co., Ltd.                   40,000     57,143
#   Ibase Technology, Inc.                                    56,202    110,568
*   Ichia Technologies, Inc.                                 139,000     87,219
    Ideal Bike Corp.                                          53,000     19,829
    IEI Integration Corp.                                     60,000     91,758
    Innodisk Corp.                                            20,000     67,786
#   Innolux Corp.                                          1,969,685    960,828
    Inpaq Technology Co., Ltd.                                27,000     24,124
    Intai Technology Corp.                                    12,000     41,506
#   Integrated Service Technology, Inc.                       34,596    136,289
    IntelliEPI, Inc.                                           5,000     14,790
#   International Games System Co., Ltd.                      12,000     63,118
    Inventec Corp.                                           706,945    564,722

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Iron Force Industrial Co., Ltd.                              6,000 $ 30,498
    ITEQ Corp.                                                  79,835  121,456
    Jarllytec Co., Ltd.                                         15,000   30,033
    Jentech Precision Industrial Co., Ltd.                      23,000   58,420
    Jess-Link Products Co., Ltd.                                60,000   57,515
    Jih Sun Financial Holdings Co., Ltd.                       593,317  139,316
    Johnson Health Tech Co., Ltd.                               17,959   21,859
    K Laser Technology, Inc.                                    77,000   38,654
    Kaori Heat Treatment Co., Ltd.                              47,147   72,990
    Kaulin Manufacturing Co., Ltd.                              16,000   10,120
    KEE TAI Properties Co., Ltd.                               186,790   61,852
    Kenda Rubber Industrial Co., Ltd.                          162,825  255,263
    Kenmec Mechanical Engineering Co., Ltd.                     68,000   21,819
    Kerry TJ Logistics Co., Ltd.                                61,000   72,833
    Kindom Construction Corp.                                  215,000  129,595
    King Chou Marine Technology Co., Ltd.                       11,220   12,794
    King Slide Works Co., Ltd.                                   9,000  126,512
    King Yuan Electronics Co., Ltd.                            479,545  477,599
    King's Town Bank Co., Ltd.                                 332,000  343,083
    Kingcan Holdings, Ltd.                                      17,712   17,921
    Kingpak Technology, Inc.                                    10,000   64,047
    Kinik Co.                                                   52,000  133,979
*   Kinko Optical Co., Ltd.                                     62,000   69,667
    Kinpo Electronics                                          563,000  206,106
    Kinsus Interconnect Technology Corp.                       106,000  285,703
    KMC Kuei Meng International, Inc.                           10,316   49,334
    KS Terminals, Inc.                                          47,162   87,649
    Kung Long Batteries Industrial Co., Ltd.                    31,000  158,580
*   Kung Sing Engineering Corp.                                121,000   42,077
    Kuo Toong International Co., Ltd.                           90,103   61,007
    Kuoyang Construction Co., Ltd.                             147,387   68,098
    Kwong Fong Industries Corp.                                 54,350   41,661
    Kwong Lung Enterprise Co., Ltd.                             19,000   28,337
*   KYE Systems Corp.                                           72,910   21,643
    L&K Engineering Co., Ltd.                                   74,000   89,386
*   LAN FA Textile                                              88,922   24,954
    Land Mark Optoelectronics Corp.                              6,000   82,190
    Lanner Electronics, Inc.                                    44,294   62,671
    Largan Precision Co., Ltd.                                   5,000  912,296
    Laser Tek Taiwan Co., Ltd.                                  20,000   18,998
    LCY Chemical Corp.                                         117,286  170,199
    Leader Electronics, Inc.                                    40,000   13,521
*   Lealea Enterprise Co., Ltd.                                308,933  111,552
    Ledlink Optics, Inc.                                        18,900   26,517
    LEE CHI Enterprises Co., Ltd.                               96,000   32,902
    Lelon Electronics Corp.                                     29,750   40,020
    Lemtech Holdings Co., Ltd.                                   6,000   43,129
    Leofoo Development Co., Ltd.                                72,917   19,941
*   LES Enphants Co., Ltd.                                      81,000   29,497
*   Lextar Electronics Corp.                                   245,500  143,118
    Li Cheng Enterprise Co., Ltd.                               14,000   39,298
*   Li Peng Enterprise Co., Ltd.                               295,366   82,846
    Lian HWA Food Corp.                                         28,746   34,086

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Lien Hwa Industrial Corp.                                257,624 $  239,742
    Lingsen Precision Industries, Ltd.                       142,000     69,051
    Lite-On Semiconductor Corp.                               96,448     95,440
    Lite-On Technology Corp.                                 590,164    955,132
    Long Bon International Co., Ltd.                         155,000     81,355
#   Long Chen Paper Co., Ltd.                                234,513    295,147
    Longwell Co.                                              41,000     51,576
    Lotes Co., Ltd.                                           22,000    127,199
    Lu Hai Holding Corp.                                       6,000     11,285
    Lumax International Corp., Ltd.                           26,705     47,119
*   LuxNet Corp.                                              24,000     25,475
    Macauto Industrial Co., Ltd.                               8,000     52,293
    Machvision, Inc.                                           5,000     29,123
    Macroblock, Inc.                                           4,000     10,063
#*  Macronix International                                 1,137,909    620,379
    Mag Layers Scientific-Technics Co., Ltd.                  24,000     53,698
    Makalot Industrial Co., Ltd.                              71,630    320,134
    Marketech International Corp.                             45,000     57,477
    Masterlink Securities Corp.                              423,802    113,536
    Materials Analysis Technology, Inc.                       17,934     63,453
    Mayer Steel Pipe Corp.                                    29,700     13,083
    MediaTek, Inc.                                            79,048    695,852
    Mega Financial Holding Co., Ltd.                       1,327,365  1,123,416
    Meiloon Industrial Co.                                    35,000     30,218
    Mercuries & Associates Holding, Ltd.                     143,738    108,015
*   Mercuries Life Insurance Co., Ltd.                       285,564    149,419
    Merida Industry Co., Ltd.                                 20,790     99,463
    Merry Electronics Co., Ltd.                               63,734    525,533
    Micro-Star International Co., Ltd.                       263,394    682,394
*   Microbio Co., Ltd.                                        89,881     69,615
    Microelectronics Technology, Inc.                         45,728     55,449
    Microlife Corp.                                           17,000     39,627
    MIN AIK Technology Co., Ltd.                              80,000     80,540
    Mirle Automation Corp.                                    49,806     65,958
    Mobiletron Electronics Co., Ltd.                          32,600     41,552
*   Motech Industries, Inc.                                  155,752    125,241
    MPI Corp.                                                 21,000     63,931
    Nak Sealing Technologies Corp.                            18,000     49,362
    Namchow Chemical Industrial Co., Ltd.                     74,000    158,330
#   Nan Kang Rubber Tire Co., Ltd.                           118,183    108,158
    Nan Liu Enterprise Co., Ltd.                               7,000     33,853
    Nan Ren Lake Leisure Amusement Co., Ltd.                  50,000     13,278
    Nan Ya Plastics Corp.                                    148,187    372,972
    Nan Ya Printed Circuit Board Corp.                        91,214     71,432
    Nang Kuang Pharmaceutical co., Ltd.                       16,000     20,898
    Nantex Industry Co., Ltd.                                 99,421     73,281
#   Nanya Technology Corp.                                    86,110    177,579
    National Petroleum Co., Ltd.                              67,000     87,121
*   Neo Solar Power Corp.                                    346,548    160,052
    Nexcom International Co., Ltd.                            20,000     19,555
    Nichidenbo Corp.                                          24,696     22,482
    Nien Hsing Textile Co., Ltd.                              96,271     71,898
    Nien Made Enterprise Co., Ltd.                            21,000    256,262

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
    Novatek Microelectronics Corp.                           113,000 $  429,700
    Nuvoton Technology Corp.                                  34,000     64,082
*   Ocean Plastics Co., Ltd.                                  29,000     25,358
    On-Bright Electronics, Inc.                                8,000     57,364
    OptoTech Corp.                                           226,000    121,868
    Orient Europharma Co., Ltd.                                9,000     20,541
*   Orient Semiconductor Electronics, Ltd.                   226,000     65,764
    Oriental Union Chemical Corp.                            212,992    198,053
    P-Duke Technology Co., Ltd.                               18,700     39,061
    Pacific Hospital Supply Co., Ltd.                         24,000     61,209
    Paiho Shih Holdings Corp.                                 39,204     72,414
    Pan Jit International, Inc.                              158,940     99,920
#   Parade Technologies, Ltd.                                 23,000    333,666
    Paragon Technologies Co., Ltd.                            20,423     13,555
    PChome Online, Inc.                                       15,447    108,397
    PCL Technologies, Inc.                                     9,180     38,714
    Pegatron Corp.                                           421,261  1,373,943
    Pharmally International Holding Co., Ltd.                  4,000     56,284
*   Phihong Technology Co., Ltd.                             148,272     59,651
    Phison Electronics Corp.                                  25,000    347,300
    Phoenix Tours International, Inc.                          7,350      8,322
    Pixart Imaging, Inc.                                       7,000     19,930
    Polytronics Technology Corp.                              23,000     44,332
    Portwell, Inc.                                            35,000     56,772
    Posiflex Technology, Inc.                                  8,529     47,194
    Pou Chen Corp.                                           431,528    582,942
#   Power Quotient International Co., Ltd.                    99,000     41,080
    Powertech Technology, Inc.                               208,900    676,917
    Poya International Co., Ltd.                               9,436    120,410
    President Chain Store Corp.                               29,768    252,246
*   President Securities Corp.                               360,578    167,175
    Primax Electronics, Ltd.                                 139,000    303,597
*   Prime Electronics & Satellitics, Inc.                     29,400      9,382
    Prince Housing & Development Corp.                       469,000    169,273
    Pro Hawk Corp.                                             3,000     14,002
    Promate Electronic Co., Ltd.                              59,000     55,885
    Promise Technology, Inc.                                  34,874     14,949
    Qisda Corp.                                              715,875    566,272
    QST International Corp.                                   21,000     71,352
    Qualipoly Chemical Corp.                                  41,474     40,866
    Quang Viet Enterprise Co., Ltd.                            4,000     22,662
    Quanta Computer, Inc.                                    285,007    675,738
    Quintain Steel Co., Ltd.                                  62,050     18,232
    Radiant Opto-Electronics Corp.                           166,782    396,196
*   Radium Life Tech Co., Ltd.                               285,030    125,072
    Realtek Semiconductor Corp.                               96,098    359,586
    Rechi Precision Co., Ltd.                                137,185    143,848
    Rich Development Co., Ltd.                               222,814     71,553
*   Right WAY Industrial Co., Ltd.                            15,000     10,073
*   Ritek Corp.                                              774,055    130,634
*   Rotam Global Agrosciences, Ltd.                           21,319     23,045
*   Ruentex Development Co., Ltd.                            187,585    203,159
    Ruentex Engineering & Construction Co.                    13,000     16,746

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
#   Ruentex Industries, Ltd.                                    90,501 $134,300
    Run Long Construction Co., Ltd.                             49,204   77,716
#   Sagittarius Life Science Corp.                              12,000   40,907
    Sampo Corp.                                                174,000   86,970
    San Fang Chemical Industry Co., Ltd.                        60,648   71,909
    San Far Property, Ltd.                                      44,745   17,784
    San Shing Fastech Corp.                                     26,565   44,688
    Sanyang Motor Co., Ltd.                                    227,900  157,984
    SCI Pharmtech, Inc.                                          9,450   20,556
    Scientech Corp.                                              8,000   16,554
    SDI Corp.                                                   50,000  105,330
    Senao International Co., Ltd.                               39,000   74,936
    Senao Networks, Inc.                                         9,000   40,354
    Sercomm Corp.                                               96,000  242,962
    Sesoda Corp.                                                72,420   68,064
    Sheng Yu Steel Co., Ltd.                                    61,000   71,706
    ShenMao Technology, Inc.                                    44,922   43,036
    Shih Her Technologies, Inc.                                 21,000   21,313
*   Shih Wei Navigation Co., Ltd.                               87,254   25,567
    Shin Kong Financial Holding Co., Ltd.                    2,230,176  596,177
    Shin Zu Shing Co., Ltd.                                     53,549  163,441
    Shinih Enterprise Co., Ltd.                                 24,000   15,786
*   Shining Building Business Co., Ltd.                        126,065   42,786
    Shinkong Insurance Co., Ltd.                                75,000   63,347
    Shinkong Synthetic Fibers Corp.                            499,799  151,803
    Shinkong Textile Co., Ltd.                                  59,000   80,126
    Shiny Chemical Industrial Co., Ltd.                         23,000   49,435
#   ShunSin Technology Holding, Ltd.                            17,000   55,601
#*  Shuttle, Inc.                                              166,000   58,276
    Sigurd Microelectronics Corp.                              156,000  145,110
    Silergy Corp.                                                5,000   97,763
    Siliconware Precision Industries Co., Ltd.                  98,033  161,438
    Simplo Technology Co., Ltd.                                106,000  336,746
#   Sinbon Electronics Co., Ltd.                                75,616  185,256
    Sincere Navigation Corp.                                   129,125   85,704
    Sinher Technology, Inc.                                     24,000   42,223
    Sinmag Equipment Corp.                                       8,649   51,254
#   Sino-American Silicon Products, Inc.                       224,000  449,289
    Sinon Corp.                                                145,000   71,531
    SinoPac Financial Holdings Co., Ltd.                     2,105,417  660,156
    Sinphar Pharmaceutical Co., Ltd.                            34,977   25,534
    Sinyi Realty, Inc.                                          35,328   38,033
    Sirtec International Co., Ltd.                              76,000  112,470
#   Sitronix Technology Corp.                                   50,000  159,886
    Siward Crystal Technology Co., Ltd.                         48,000   32,826
*   Solar Applied Materials Technology Co.                     103,000   44,811
*   Solartech Energy Corp.                                     166,296   77,091
    Solteam Electronics Co., Ltd.                               19,000   25,397
    Sonix Technology Co., Ltd.                                  63,000   68,580
    Southeast Cement Co., Ltd.                                  33,000   16,672
    Sporton International, Inc.                                 15,855   79,036
    St Shine Optical Co., Ltd.                                   9,000  185,419
    Standard Chemical & Pharmaceutical Co., Ltd.                20,330   22,621

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Standard Foods Corp.                                        45,196 $120,337
    Stark Technology, Inc.                                      41,000   39,858
    Sunny Friend Environmental Technology Co., Ltd.             15,000   76,233
    Sunonwealth Electric Machine Industry Co., Ltd.             86,000  121,457
    Sunrex Technology Corp.                                     57,993   39,068
    Sunspring Metal Corp.                                       47,000   64,071
    Supreme Electronics Co., Ltd.                              168,305  165,480
    Swancor Holding Co., Ltd.                                   31,000   88,055
    Sweeten Real Estate Development Co., Ltd.                   27,052   12,315
    Syncmold Enterprise Corp.                                   57,000  123,294
    Synnex Technology International Corp.                      284,810  316,693
    Sysage Technology Co., Ltd.                                 13,860   14,345
*   Sysgration                                                  41,000   12,506
    Systex Corp.                                                76,000  144,618
    T-Mac Techvest PCB Co., Ltd.                                42,000   16,197
    T3EX Global Holdings Corp.                                  23,000   16,306
    TA Chen Stainless Pipe                                     211,817  121,700
*   Ta Chong Securities Co., Ltd.                              108,000   39,685
*   Ta Ya Electric Wire & Cable                                250,000   55,310
    Ta Yih Industrial Co., Ltd.                                 16,000   43,889
    TA-I Technology Co., Ltd.                                   54,752   44,805
    Tah Hsin Industrial Corp.                                    9,900    8,314
*   Tai Tung Communication Co., Ltd.                            38,000   30,922
    Taichung Commercial Bank Co., Ltd.                         841,355  289,807
    TaiDoc Technology Corp.                                     16,499   56,808
    Taiflex Scientific Co., Ltd.                                83,640  122,877
*   TaiMed Biologics, Inc.                                       2,000   14,623
    Taimide Tech, Inc.                                          36,050   50,725
    Tainan Enterprises Co., Ltd.                                37,000   30,327
    Tainan Spinning Co., Ltd.                                  459,171  200,622
*   Tainergy Tech Co., Ltd.                                     85,000   34,624
    Taishin Financial Holding Co., Ltd.                      1,067,045  501,789
*   Taisun Enterprise Co., Ltd.                                 47,741   33,125
*   Taita Chemical Co., Ltd.                                   107,424   37,388
    Taiwan Acceptance Corp.                                     48,000  177,259
    Taiwan Business Bank                                     1,275,526  362,001
    Taiwan Cement Corp.                                        530,137  614,414
    Taiwan Chinsan Electronic Industrial Co., Ltd.              35,000   60,364
    Taiwan Cogeneration Corp.                                  132,993  104,380
    Taiwan Cooperative Financial Holding Co., Ltd.           1,012,358  553,206
    Taiwan FamilyMart Co., Ltd.                                  2,000   13,607
    Taiwan Fertilizer Co., Ltd.                                234,000  317,750
    Taiwan Fire & Marine Insurance Co., Ltd.                    50,040   31,572
    Taiwan FU Hsing Industrial Co., Ltd.                        64,000   78,176
*   Taiwan Glass Industry Corp.                                349,672  178,934
    Taiwan High Speed Rail Corp.                                65,000   56,088
    Taiwan Hon Chuan Enterprise Co., Ltd.                      115,421  208,702
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.              85,000   47,989
    Taiwan Land Development Corp.                              270,640   94,108
    Taiwan Line Tek Electronic                                  11,337    9,535
    Taiwan Mobile Co., Ltd.                                     39,800  142,439
    Taiwan Navigation Co., Ltd.                                 34,000   15,539
    Taiwan Paiho, Ltd.                                          80,892  337,483

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
    Taiwan PCB Techvest Co., Ltd.                            140,800 $  137,675
*   Taiwan Prosperity Chemical Corp.                          40,000     26,309
*   Taiwan Pulp & Paper Corp.                                141,280     86,817
    Taiwan Sakura Corp.                                       46,512     56,026
    Taiwan Sanyo Electric Co., Ltd.                           12,750     10,155
    Taiwan Secom Co., Ltd.                                    30,330     89,800
    Taiwan Semiconductor Co., Ltd.                           108,000    146,253
    Taiwan Semiconductor Manufacturing Co., Ltd.             454,465  3,212,567
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                    116,749  4,198,294
    Taiwan Shin Kong Security Co., Ltd.                       63,630     79,968
    Taiwan Styrene Monomer                                   203,833    140,699
    Taiwan Surface Mounting Technology Corp.                 125,867    103,142
    Taiwan TEA Corp.                                         287,704    154,332
#   Taiwan Union Technology Corp.                             86,000    185,054
    Taiyen Biotech Co., Ltd.                                  48,000     47,687
#*  Tatung Co., Ltd.                                         895,452    376,520
    TCI Co., Ltd.                                             10,356     63,403
    Te Chang Construction Co., Ltd.                           27,720     18,096
    Teco Electric and Machinery Co., Ltd.                    469,000    441,688
    Tehmag Foods Corp.                                         5,500     41,071
    Test Research, Inc.                                       66,532     79,296
    Test Rite International Co., Ltd.                        119,389     88,168
*   Tex-Ray Industrial Co., Ltd.                              59,000     18,596
    Thinking Electronic Industrial Co., Ltd.                  30,000     93,540
    Thye Ming Industrial Co., Ltd.                            45,850     59,750
    Ton Yi Industrial Corp.                                  291,200    139,814
#   Tong Hsing Electronic Industries, Ltd.                    38,000    157,239
    Tong Yang Industry Co., Ltd.                             171,041    317,515
    Tong-Tai Machine & Tool Co., Ltd.                         76,160     52,960
    TOPBI International Holdings, Ltd.                        20,178     64,425
    Topco Scientific Co., Ltd.                                45,480    139,297
    Topkey Corp.                                               6,000     19,965
    Topoint Technology Co., Ltd.                              74,494     57,725
    Toung Loong Textile Manufacturing                         34,000     99,123
*   TPK Holding Co., Ltd.                                    124,000    416,359
    Transcend Information, Inc.                               45,483    134,691
    Tripod Technology Corp.                                  193,970    633,241
    TrueLight Corp.                                           30,800     37,490
#   Tsang Yow Industrial Co., Ltd.                            31,000     43,904
    Tsann Kuen Enterprise Co., Ltd.                           29,913     25,107
    TSC Auto ID Technology Co., Ltd.                           3,300     22,935
*   TSEC Corp.                                                68,000     23,190
    TSRC Corp.                                               182,717    205,168
    Ttet Union Corp.                                          10,000     30,468
    TTFB Co., Ltd.                                             3,000     25,005
#   TTY Biopharm Co., Ltd.                                    38,267    124,749
    Tung Ho Steel Enterprise Corp.                           307,254    253,860
#   Tung Thih Electronic Co., Ltd.                            20,492    145,525
    TURVO International Co., Ltd.                             23,776     79,885
    TXC Corp.                                                118,411    171,182
    TYC Brother Industrial Co., Ltd.                          86,000     87,856
*   Tycoons Group Enterprise                                 127,354     24,151
    Tyntek Corp.                                             103,167     44,560

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    U-Ming Marine Transport Corp.                            174,000 $  180,885
    UDE Corp.                                                 18,000     22,240
#   Ultra Chip, Inc.                                          58,000     63,379
    Uni-President Enterprises Corp.                          395,948    757,782
    Unimicron Technology Corp.                               558,356    363,077
    Union Bank Of Taiwan                                     350,103    103,771
*   Union Insurance Co., Ltd.                                  5,324      2,529
*   Unitech Printed Circuit Board Corp.                      219,629     78,186
    United Microelectronics Corp.                          3,096,453  1,421,240
    United Orthopedic Corp.                                   23,000     53,059
#   United Radiant Technology                                 61,000     42,388
    Unity Opto Technology Co., Ltd.                          115,929     43,555
    Universal Cement Corp.                                   169,340    126,766
    Universal Microwave Technology, Inc.                       7,000     20,244
*   Unizyx Holding Corp.                                     133,000     63,204
    UPC Technology Corp.                                     319,472    150,302
    Userjoy Technology Co., Ltd.                               5,500     14,206
    USI Corp.                                                364,668    180,622
    Usun Technology Co., Ltd.                                 22,000     44,691
    Utechzone Co., Ltd.                                        9,000     16,145
#   Vanguard International Semiconductor Corp.               202,000    378,155
    Viking Tech Corp.                                         27,000     16,272
    Visual Photonics Epitaxy Co., Ltd.                        89,475    204,711
    Vivotek, Inc.                                             22,239     65,074
    Voltronic Power Technology Corp.                           2,100     36,010
*   Wafer Works Corp.                                        185,958    126,349
    Waffer Technology Co., Ltd.                               16,000      9,831
*   Wah Hong Industrial Corp.                                  3,423      2,267
    Wah Lee Industrial Corp.                                  62,000    103,699
    Walsin Lihwa Corp.                                     1,305,000    574,627
    Walton Advanced Engineering, Inc.                        118,385     51,498
    Wan Hai Lines, Ltd.                                      271,557    155,541
*   Wei Chuan Foods Corp.                                     93,000     57,292
    Wei Mon Industry Co., Ltd.                                51,912        290
    Weikeng Industrial Co., Ltd.                              95,448     52,165
    Well Shin Technology Co., Ltd.                            44,000     72,496
    Win Semiconductors Corp.                                 102,868    601,949
    Winbond Electronics Corp.                              1,176,000    709,735
    Wintek Corp.                                             312,087      3,546
    Wisdom Marine Lines Co., Ltd.                            121,723    115,724
    Wistron Corp.                                            731,078    737,762
    Wistron NeWeb Corp.                                       94,555    302,459
    Wowprime Corp.                                            25,000    139,827
    WPG Holdings, Ltd.                                       398,301    557,799
    WT Microelectronics Co., Ltd.                            182,344    270,103
*   WUS Printed Circuit Co., Ltd.                            118,000     69,174
    XAC Automation Corp.                                      52,000    100,696
*   XinTec, Inc.                                              40,000     72,786
    XPEC Entertainment, Inc.                                   5,612        920
    Xxentria Technology Materials Corp.                       48,306    100,636
    Yageo Corp.                                              154,395    587,984
*   Yang Ming Marine Transport Corp.                         291,848    129,934
    YC Co., Ltd.                                             116,277     48,338

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
TAIWAN -- (Continued)
    YC INOX Co., Ltd.                                      112,200 $     92,518
    Yeong Guan Energy Technology Group Co., Ltd.            30,432       82,451
    YFC-Boneagle Electric Co., Ltd.                         32,000       67,902
#*  YFY, Inc.                                              528,000      179,224
    Yi Jinn Industrial Co., Ltd.                           114,700       41,792
*   Yieh Phui Enterprise Co., Ltd.                         395,110      171,369
    Yonyu Plastics Co., Ltd.                                36,400       37,850
*   Young Optics, Inc.                                      28,000       38,150
    Youngtek Electronics Corp.                              51,120       78,219
    Yuanta Financial Holding Co., Ltd.                   1,410,991      604,847
    Yulon Motor Co., Ltd.                                  275,223      240,462
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        32,000       87,312
    Yungshin Construction & Development Co., Ltd.           24,000       22,333
    YungShin Global Holding Corp.                           40,950       55,592
#   Yungtay Engineering Co., Ltd.                          126,000      208,579
#   Zeng Hsing Industrial Co., Ltd.                         21,423       90,816
    Zenitron Corp.                                          87,000       52,013
    Zhen Ding Technology Holding, Ltd.                     135,650      315,553
    Zig Sheng Industrial Co., Ltd.                         200,543       60,403
#   Zinwell Corp.                                           77,000       79,757
    Zippy Technology Corp.                                  50,000       59,655
    ZongTai Real Estate Development Co., Ltd.               60,753       35,713
                                                                   ------------
TOTAL TAIWAN                                                        117,734,499
                                                                   ------------
THAILAND -- (0.6%)
    Advanced Info Service PCL                               25,300      141,035
    Advanced Information Technology PCL Class F             27,600       23,224
    Airports of Thailand PCL                               211,000      326,552
*   AJ Advance Technology PCL Class F                      749,800       26,588
    AJ Plast PCL                                            42,900       17,275
    Amata Corp. PCL                                        172,300       81,292
    Ananda Development PCL                                 520,700       77,925
    AP Thailand PCL                                        542,404      125,509
    Asia Aviation PCL                                      627,800      119,800
    Asia Plus Group Holdings PCL                           247,700       27,244
    Asia Sermkij Leasing PCL                                24,500       15,682
    Asian Insulators PCL                                   416,640        3,146
    Bangchak Corp. PCL                                     173,300      180,974
    Bangkok Aviation Fuel Services PCL                     105,350      149,589
    Bangkok Bank PCL                                        26,400      146,374
    Bangkok Chain Hospital PCL                             245,675      103,360
    Bangkok Dusit Medical Services PCL Class F             297,700      170,873
    Bangkok Expressway & Metro PCL                         969,402      218,488
    Bangkok Land PCL                                     3,640,700      198,028
    Bangkok Life Assurance PCL                              78,400       98,364
    Bangkok Ranch PCL                                      202,500       44,119
    Banpu PCL(6368348)                                     204,750      100,294
    Banpu PCL(BJFHBT4)                                     203,300       99,583
    Beauty Community PCL                                   119,700       42,806
    BEC World PCL                                          232,700      129,369
    Berli Jucker PCL                                       230,000      319,670
    Better World Green PCL                                 408,300       22,577
    Big Camera Corp. PCL                                   297,600       33,627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
    BJC Heavy Industries PCL Class F                           114,800 $ 12,765
    BTS Group Holdings PCL                                     174,100   44,995
    Bumrungrad Hospital PCL                                     20,000  105,179
    Buriram Sugar PCL Class F                                   35,400   12,127
    Cal-Comp Electronics Thailand PCL Class F                  604,518   56,680
    Carabao Group PCL Class F                                   35,800   74,770
    Central Pattana PCL                                        136,400  284,880
    Central Plaza Hotel PCL                                    177,700  217,609
    CH Karnchang PCL                                            53,300   45,649
    Charoen Pokphand Foods PCL                                 472,100  349,005
    Christiani & Nielsen Thai Class F                           85,000    9,451
    Chularat Hospital PCL Class F                              686,800   53,249
    CK Power PCL                                               742,000   74,029
    Com7 PCL Class F                                            67,000   23,154
*   Country Group Development PCL                              645,200   20,746
    Country Group Holdings PCL Class F                         125,800    5,406
    CP ALL PCL                                                  78,500  143,311
    Delta Electronics Thailand PCL                              70,200  187,227
    Dhipaya Insurance PCL                                       49,900   62,981
    Diamond Building Products PCL                                8,300    1,459
    Dynasty Ceramic PCL                                        508,800   61,772
    Eastern Polymer Group PCL Class F                          155,800   50,565
    Eastern Printing PCL                                       203,840   43,186
    Eastern Water Resources Development and Management PCL
      Class F                                                  230,000   88,471
    Electricity Generating PCL                                  22,300  146,091
    Energy Absolute PCL                                        142,800  158,779
    Energy Earth PCL                                           301,400   13,224
    Erawan Group PCL (The)                                     556,600   89,487
*   Esso Thailand PCL                                          531,600  157,356
    Forth Corp. PCL                                             94,800   20,939
    GFPT PCL                                                   173,500  100,628
    Global Power Synergy PCL Class F                           109,000  126,110
    Glow Energy PCL                                             68,800  167,470
    Golden Land Property Development PCL                        70,800   15,744
    Grand Canal Land PCL                                       102,200    6,818
    Group Lease PCL                                             13,500    8,236
    Hana Microelectronics PCL                                   59,200   71,606
    Home Product Center PCL                                    427,857  127,291
    Ichitan Group PCL                                           66,800   15,457
    Indorama Ventures PCL                                      343,300  384,293
*   Inter Far East Energy Corp. Class F                        371,200   25,935
    Intouch Holdings PCL                                        37,900   68,052
    IRPC PCL                                                 2,006,200  331,588
    Italian-Thai Development PCL                               894,554  105,917
    Jasmine International PCL                                  404,100   91,078
    Jaymart PCL                                                176,866   78,663
    Kang Yong Electric PCL                                       1,400   22,298
    Karmarts PCL                                                66,300   17,135
    Kasikornbank PCL(6888794)                                   26,900  160,059
    Kasikornbank PCL(6364766)                                   76,200  440,807
    KCE Electronics PCL                                         68,400  177,801
    KGI Securities Thailand PCL                                355,800   42,555
    Khon Kaen Sugar Industry PCL                               467,184   62,054

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Kiatnakin Bank PCL                                       142,300 $  285,442
    Krung Thai Bank PCL                                      558,775    303,933
    Krungthai Card PCL                                        38,400    115,108
    Land & Houses PCL                                        333,200    100,131
    Lanna Resources PCL                                       48,450     17,326
    LH Financial Group PCL                                 2,042,700    108,653
    Loxley PCL                                               518,575     51,427
    LPN Development PCL                                      304,200    106,042
    Major Cineplex Group PCL                                 134,600    124,381
    Malee Group PCL                                           33,600     33,573
    MBK PCL                                                  183,000     82,491
    MC Group PCL                                             104,500     54,328
*   MCOT PCL                                                  60,600     26,042
    MCS Steel PCL                                            132,000     58,311
    Mega Lifesciences PCL                                     88,700     74,635
    Minor International PCL                                  116,856    148,368
    MK Restaurants Group PCL                                  48,200     88,357
    Mono Technology PCL Class F                              186,100     19,574
    Muangthai Leasing PCL Class F                             68,900     74,021
    Namyong Terminal PCL                                      52,000      8,517
    Platinum Group PCL (The) Class F                          28,600      5,973
*   Polyplex Thailand PCL                                    146,200     55,358
*   Precious Shipping PCL                                    247,500     69,170
    Premier Marketing PCL                                     60,100     20,589
    Property Perfect PCL                                     613,500     15,855
    Pruksa Holding PCL                                       283,400    195,028
    PTG Energy PCL                                           162,900     90,074
    PTT Exploration & Production PCL                         201,285    532,300
    PTT Global Chemical PCL                                  122,545    266,070
    PTT PCL(6420390)                                         119,094  1,388,622
    PTT PCL(6420408)                                          18,900    220,372
    Quality Houses PCL                                     2,131,242    156,273
    Raimon Land PCL                                          477,500     16,789
    Ratchaburi Electricity Generating Holding PCL(6294249)    47,699     77,404
    Ratchaburi Electricity Generating Holding PCL(6362771)    12,000     19,473
    Ratchthani Leasing PCL                                   440,400     74,114
*   Regional Container Lines PCL                             173,100     43,436
    Robinson PCL                                              26,600     46,563
*   Rojana Industrial Park PCL                               262,790     43,040
*   RS PCL                                                   136,700     56,690
    Samart Corp. PCL                                         159,200     68,413
*   Samart I-Mobile PCL                                      467,600     13,911
    Samart Telcoms PCL                                       110,000     43,634
    Sansiri PCL                                            2,501,133    156,337
    Sappe PCL                                                 29,300     21,484
    SC Asset Corp PCL                                        641,562     62,466
    Scan Inter PCL Class F                                    91,000     13,619
    Siam Cement PCL (The)                                     11,400    173,348
    Siam City Cement PCL                                      25,135    234,910
    Siam Commercial Bank PCL (The)(6889935)                   29,000    128,108
    Siam Commercial Bank PCL (The)(6363172)                   30,100    132,968
    Siam Future Development PCL                              177,360     31,446
    Siam Global House PCL                                    188,599     77,647

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
    Siamgas & Petrochemicals PCL                               130,200 $ 59,473
*   Singha Estate PCL                                          526,364   63,588
    Sino-Thai Engineering & Construction PCL(6541484)           83,571   64,669
    Sino-Thai Engineering & Construction PCL(6541473)           67,200   52,001
    SNC Former PCL                                               8,800    3,782
    Somboon Advance Technology PCL                              37,250   18,134
    SPCG PCL                                                   237,700  144,292
    Sri Ayudhya Capital PCL                                      6,800    6,130
    Sri Trang Agro-Industry PCL(B05BPF7)                       106,100   39,218
    Sri Trang Agro-Industry PCL(B05BPH9)                       105,300   38,922
    Sriracha Construction PCL                                   44,200   28,823
    Srithai Superware PCL                                      372,000   21,464
    Star Petroleum Refining PCL                                 31,500   14,578
    STP & I PCL                                                269,720   53,496
    Supalai PCL                                                263,100  188,174
*   Superblock PCL                                             883,800   34,261
    SVI PCL                                                    459,600   76,654
    Synnex Thailand PCL                                         79,800   30,935
    Syntec Construction PCL                                    228,200   34,151
*   Tata Steel Thailand PCL                                  1,030,600   26,945
    Thai Agro Energy PCL Class F                                 9,690      844
*   Thai Airways International PCL(6888868)                    242,800  135,714
*   Thai Airways International PCL(6364971)                     60,600   33,873
    Thai Metal Trade PCL                                        93,800   39,463
    Thai Oil PCL                                               128,000  329,842
    Thai Solar Energy PCL Class F                              134,600   20,063
    Thai Stanley Electric PCL Class F                            9,600   60,006
    Thai Union Group PCL Class F                               419,840  256,119
    Thai Vegetable Oil PCL                                     141,700  128,812
    Thai Wah PCL Class F                                        48,200   13,978
    Thaicom PCL(B014K00)                                       109,200   51,193
    Thaicom PCL(B014JY7)                                        80,600   37,785
*   Thaifoods Group PCL Class F                                112,500   17,242
    Thaire Life Assurance PCL Class F                          112,800   27,288
    Thanachart Capital PCL                                     148,200  212,659
    Thitikorn PCL                                               40,900   14,258
    Thoresen Thai Agencies PCL                                 232,351   59,351
    TICON Industrial Connection PCL Class F                    103,950   43,734
    Tipco Asphalt PCL                                          230,300  156,410
    TIPCO Foods PCL                                             85,900   41,302
    Tisco Financial Group PCL                                  111,900  248,002
    TMB Bank PCL                                             3,517,500  249,464
    Total Access Communication PCL(B1YWK08)                     46,900   76,460
    Total Access Communication PCL(B231MK7)                    114,100  186,015
    TPI Polene PCL                                           2,529,500  171,793
    TRC Construction PCL                                       484,300   17,174
*   True Corp. PCL(BYM8V06)                                    498,742   84,681
*   True Corp. PCL(6363923)                                    999,565  169,716
    TTCL PCL                                                    19,363   10,416
    TTW PCL                                                    294,200   96,368
    Union Mosaic Industry PCL (The) Class F                     76,125    6,680
    Unique Engineering & Construction PCL                      167,945   90,845
    Univentures PCL                                            219,700   51,498

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
THAILAND -- (Continued)
    Vanachai Group PCL                                         244,900 $    87,579
    VGI Global Media PCL                                       292,000      45,630
    Vibhavadi Medical Center PCL                             1,436,000     115,652
    Vinythai PCL(6928623)                                       32,400      20,349
    Vinythai PCL(6367453)                                      124,200      78,006
    WHA Corp. PCL                                              915,000      83,591
    Workpoint Entertainment PCL                                 61,000     115,029
                                                                       -----------
TOTAL THAILAND                                                          19,422,222
                                                                       -----------
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                           20,624      39,557
    Akbank TAS                                                 195,140     580,521
    Akcansa Cimento A.S.                                        27,303      95,289
*   Akenerji Elektrik Uretim A.S.                              162,113      53,928
    Aksa Akrilik Kimya Sanayii A.S.                             39,206     155,263
*   Aksa Enerji Uretim A.S.                                     56,702      66,745
*   Aksigorta A.S.                                              43,619      39,436
    Alarko Holding A.S.                                         40,910      66,622
    Albaraka Turk Katilim Bankasi A.S.                         107,822      44,148
    Alkim Alkali Kimya A.S.                                      2,046      15,262
    Anadolu Anonim Turk Sigorta Sirketi                         54,184      43,876
    Anadolu Cam Sanayii A.S.                                   131,442      89,705
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                 42,677     250,365
    Anadolu Hayat Emeklilik A.S.                                18,435      34,837
    Arcelik A.S.                                                51,966     384,142
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                   17,666     120,801
*   Bagfas Bandirma Gubre Fabrikalari A.S.                       9,788      35,606
*   Baticim Bati Anadolu Cimento Sanayii A.S.                   15,198      35,551
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.          44,015      57,563
    BIM Birlesik Magazalar A.S.                                 12,320     240,279
    Bolu Cimento Sanayii A.S.                                   27,500      45,249
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.              20,919      53,216
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.            14,428      29,941
    Bursa Cimento Fabrikasi A.S.                                21,402      35,769
    Cimsa Cimento Sanayi VE Ticaret A.S.                        25,331     108,411
    Coca-Cola Icecek A.S.                                       11,759     142,101
*   Deva Holding A.S.                                           30,494      41,176
*   Dogan Sirketler Grubu Holding A.S.                         585,641     138,289
*   Dogus Otomotiv Servis ve Ticaret A.S.                       20,719      56,542
    EGE Endustri VE Ticaret A.S.                                   615      46,598
    Enka Insaat ve Sanayi A.S.                                  38,856      60,972
    Eregli Demir ve Celik Fabrikalari TAS                      297,778     663,906
*   Fenerbahce Futbol A.S.                                       4,679      50,361
    Ford Otomotiv Sanayi A.S.                                    9,472     121,189
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.         12,374      24,800
    Global Yatirim Holding A.S.                                 67,511      58,158
*   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.         3,255      74,231
    Goodyear Lastikleri TAS                                     57,623      75,852
*   GSD Holding AS                                              90,000      18,949
*   Gubre Fabrikalari TAS                                       28,742      43,866
*   Ihlas Holding A.S.                                         420,638      73,049
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                               6,326      19,922
*   Is Finansal Kiralama A.S.                                  188,384      66,955

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
TURKEY -- (Continued)
*   Izmir Demir Celik Sanayi A.S.                            54,984 $    60,667
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class A                                               100,053      63,465
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class B                                                53,420      36,158
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class D                                               301,511     173,211
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                  93,429      34,538
    KOC Holding A.S.                                         16,071      74,842
    Konya Cimento Sanayii A.S.                                  356      28,516
*   Koza Altin Isletmeleri A.S.                               8,332      76,511
    Mardin Cimento Sanayii ve Ticaret A.S.                   20,420      27,753
*   Metro Ticari ve Mali Yatirimlar Holding A.S.            118,522      44,142
*   Migros Ticaret A.S.                                       9,651      81,644
*   NET Holding A.S.                                        106,088      93,143
*   Netas Telekomunikasyon A.S.                              19,492      77,865
    Nuh Cimento Sanayi A.S.                                  18,387      55,398
    Otokar Otomotiv Ve Savunma Sanayi A.S.                    1,350      48,652
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.   24,287      26,167
    Petkim Petrokimya Holding A.S.                          151,681     277,305
    Pinar Entegre Et ve Un Sanayi A.S.                          487       1,380
    Pinar SUT Mamulleri Sanayii A.S.                          3,514      14,991
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.      20,030      16,856
*   Sekerbank TAS                                           254,705     100,632
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                64,362      71,145
    Soda Sanayii A.S.                                       106,149     171,945
    Tat Gida Sanayi A.S.                                     40,171      82,907
    TAV Havalimanlari Holding A.S.                           52,089     315,684
    Tekfen Holding A.S.                                      59,638     185,419
    Tofas Turk Otomobil Fabrikasi A.S.                       17,801     156,412
    Trakya Cam Sanayii A.S.                                 189,272     200,202
    Tupras Turkiye Petrol Rafinerileri A.S.                   9,392     289,441
*   Turk Hava Yollari AO                                    226,248     568,107
*   Turk Telekomunikasyon A.S.                                7,248      14,942
    Turk Traktor ve Ziraat Makineleri A.S.                    2,576      59,782
    Turkcell Iletisim Hizmetleri A.S.                        65,943     241,139
    Turkcell Iletisim Hizmetleri A.S. ADR                     9,157      84,244
    Turkiye Garanti Bankasi A.S.                            177,954     532,916
    Turkiye Halk Bankasi A.S.                               132,123     566,856
    Turkiye Is Bankasi Class C                              243,241     523,618
    Turkiye Sinai Kalkinma Bankasi A.S.                     484,666     210,878
    Turkiye Sise ve Cam Fabrikalari A.S.                    351,065     449,111
    Turkiye Vakiflar Bankasi TAO Class D                    244,494     489,372
    Ulker Biskuvi Sanayi A.S.                                18,064     109,072
*   Vestel Elektronik Sanayi ve Ticaret A.S.                 41,335      84,597
*   Yapi ve Kredi Bankasi A.S.                              122,290     157,858
*   Zorlu Enerji Elektrik Uretim A.S.                       117,903      49,292
                                                                    -----------
TOTAL TURKEY                                                         11,527,773
                                                                    -----------
UNITED KINGDOM -- (11.6%)
    4imprint Group P.L.C.                                       532      11,089
    888 Holdings P.L.C.                                      98,636     335,139
    A.G. Barr P.L.C.                                         38,344     303,064
    AA P.L.C.                                               148,163     477,444
    Aberdeen Asset Management P.L.C.                        331,193   1,439,666
    Acacia Mining P.L.C.                                     78,757     181,175

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
    Acal P.L.C.                                               6,517 $    26,982
    Admiral Group P.L.C.                                     29,062     792,810
    Aggreko P.L.C.                                          101,196   1,131,288
    Air Partner P.L.C.                                        7,075      11,650
*   Aldermore Group P.L.C.                                   13,956      39,950
    Amec Foster Wheeler P.L.C.                               88,376     518,406
*   Anglo American P.L.C.                                   194,388   3,215,512
    Anglo-Eastern Plantations P.L.C.                            542       6,043
    Antofagasta P.L.C.                                      116,488   1,454,706
    Arrow Global Group P.L.C.                                18,868     108,818
    Ashmore Group P.L.C.                                    156,032     740,735
    Ashtead Group P.L.C.                                    118,226   2,540,004
    Associated British Foods P.L.C.                          21,288     832,780
    AstraZeneca P.L.C.                                        1,641      97,809
#   AstraZeneca P.L.C. Sponsored ADR                        109,044   3,290,948
    Auto Trader Group P.L.C.                                118,140     596,661
    AVEVA Group P.L.C.                                       13,180     345,049
    Aviva P.L.C.                                            320,983   2,281,554
    Avon Rubber P.L.C.                                          789      10,420
    B&M European Value Retail SA                            278,766   1,324,854
    Babcock International Group P.L.C.                      169,485   1,888,007
    BAE Systems P.L.C.                                      298,043   2,364,622
    Balfour Beatty P.L.C.                                   204,717     712,609
    Barclays P.L.C.                                         458,755   1,230,037
    Barclays P.L.C. Sponsored ADR                           154,832   1,661,347
    Barratt Developments P.L.C.                             285,381   2,317,780
    BBA Aviation P.L.C.                                     277,237   1,096,454
    Beazley P.L.C.                                          254,148   1,717,556
    Bellway P.L.C.                                           64,145   2,701,060
    Berendsen P.L.C.                                         73,289   1,232,830
    Berkeley Group Holdings P.L.C.                           45,811   2,112,730
    BGEO Group P.L.C.                                         8,483     386,063
    BHP Billiton P.L.C.                                     121,187   2,209,725
    BHP Billiton P.L.C. ADR                                  75,383   2,744,695
    Bloomsbury Publishing P.L.C.                              5,758      13,653
    Bodycote P.L.C.                                          92,247   1,107,413
    Booker Group P.L.C.                                     343,619     872,606
    Bovis Homes Group P.L.C.                                 51,320     685,133
    BP P.L.C.                                                 1,306       7,671
    BP P.L.C. Sponsored ADR                                 395,943  13,913,440
    Braemar Shipping Services P.L.C.                            660       2,570
    Brewin Dolphin Holdings P.L.C.                          110,052     521,595
    British American Tobacco P.L.C.                          27,852   1,732,554
    British American Tobacco P.L.C. Sponsored ADR            33,528   2,096,171
    Britvic P.L.C.                                          103,017     970,093
    BT Group P.L.C.                                         130,016     538,045
    BT Group P.L.C. Sponsored ADR                            35,000     731,150
*   BTG P.L.C.                                               53,037     461,065
    Bunzl P.L.C.                                             37,449   1,130,721
    Burberry Group P.L.C.                                    60,755   1,370,479
*   Cambian Group P.L.C.                                      5,849      15,077
    Cape P.L.C.                                              49,047     169,126
    Capita P.L.C.                                            39,768     345,541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Capital & Counties Properties P.L.C.                     185,908 $  706,701
*   Carclo P.L.C.                                              8,684     19,266
    Card Factory P.L.C.                                       35,829    144,751
#   Carillion P.L.C.                                         188,086    140,841
    Carnival P.L.C.                                           12,171    821,498
    Carnival P.L.C. ADR                                       12,230    822,834
*   Carpetright P.L.C.                                         8,258     21,266
    Carr's Group P.L.C.                                        9,590     18,038
    Castings P.L.C.                                            1,976     12,063
    Centamin P.L.C.                                          509,119  1,116,687
    Centrica P.L.C.                                          539,221  1,412,581
    Charles Stanley Group P.L.C.                                 382      1,953
    Chemring Group P.L.C.                                     95,030    224,521
    Chesnara P.L.C.                                           26,225    132,038
    Cineworld Group P.L.C.                                    88,679    806,278
*   Circassia Pharmaceuticals P.L.C.                          17,287     20,206
    City of London Investment Group P.L.C.                     4,254     23,332
    Clarkson P.L.C.                                            2,561     90,393
    Close Brothers Group P.L.C.                               75,200  1,529,038
    CLS Holdings P.L.C.                                        4,390     12,330
    Cobham P.L.C.                                            713,169  1,249,241
    Coca-Cola HBC AG                                          48,919  1,478,971
    Communisis P.L.C.                                         32,313     20,296
    Compass Group P.L.C.                                      92,405  1,971,660
    Computacenter P.L.C.                                      29,105    339,649
    Connect Group P.L.C.                                      55,168     80,800
    Consort Medical P.L.C.                                    11,797    165,781
    Costain Group P.L.C.                                      53,994    333,814
    Countrywide P.L.C.                                         6,595     13,401
    Cranswick P.L.C.                                          20,793    796,091
    Crest Nicholson Holdings P.L.C.                           99,776    708,442
    Croda International P.L.C.                                27,658  1,349,606
    Daily Mail & General Trust P.L.C.                         90,710    762,907
    Dairy Crest Group P.L.C.                                  64,944    508,316
    DCC P.L.C.                                                19,589  1,722,117
    De La Rue P.L.C.                                          39,052    343,775
    Debenhams P.L.C.                                         560,309    317,900
    Dechra Pharmaceuticals P.L.C.                             29,248    684,330
    Devro P.L.C.                                              75,936    216,318
    Diageo P.L.C.                                             19,831    640,481
    Diageo P.L.C. Sponsored ADR                               15,795  2,062,353
*   Dialight P.L.C.                                            7,092     84,629
    Dignity P.L.C.                                            13,885    466,891
    Diploma P.L.C.                                            53,449    760,599
    Direct Line Insurance Group P.L.C.                       455,456  2,250,913
    Dixons Carphone P.L.C.                                   264,749    940,317
    Domino's Pizza Group P.L.C.                              109,110    383,449
    Drax Group P.L.C.                                        181,021    760,608
    DS Smith P.L.C.                                          331,863  2,114,012
    Dunelm Group P.L.C.                                       15,258    121,243
    easyJet P.L.C.                                            42,738    697,074
*   EI Group P.L.C.                                          254,877    478,676
    Electrocomponents P.L.C.                                 186,102  1,523,154

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Elementis P.L.C.                                         228,092 $  891,571
*   EnQuest P.L.C.                                           492,531    218,640
    Entertainment One, Ltd.                                    4,134     12,999
    Essentra P.L.C.                                           83,889    591,996
    esure Group P.L.C.                                        76,590    299,181
    Euromoney Institutional Investor P.L.C.                   12,892    188,446
*   Evraz P.L.C.                                             107,225    336,983
    Experian P.L.C.                                           61,660  1,224,953
    Fenner P.L.C.                                             97,238    441,833
    Ferrexpo P.L.C.                                           93,051    292,290
    Fidessa Group P.L.C.                                      13,341    398,114
*   Findel P.L.C.                                              9,252     22,112
*   Firstgroup P.L.C.                                        586,411    894,272
*   Flybe Group P.L.C.                                        33,109     16,371
    Foxtons Group P.L.C.                                      10,259     12,154
    Fresnillo P.L.C.                                          19,968    405,234
    G4S P.L.C.                                               395,921  1,718,576
    Galliford Try P.L.C.                                      40,957    732,379
    Games Workshop Group P.L.C.                                2,128     45,016
*   Gem Diamonds, Ltd.                                        33,740     36,634
    Genus P.L.C.                                              18,091    411,603
    GKN P.L.C.                                               395,639  1,678,441
    GlaxoSmithKline P.L.C.                                    15,015    298,903
    GlaxoSmithKline P.L.C. Sponsored ADR                      73,776  2,989,404
    Glencore P.L.C.                                          890,117  3,926,657
    Go-Ahead Group P.L.C.                                     15,636    370,534
*   Gocompare.Com Group P.L.C.                                74,689    111,449
    Grafton Group P.L.C.                                      62,797    636,002
    Greencore Group P.L.C.                                   280,684    828,477
    Greene King P.L.C.                                       127,558  1,152,317
    Greggs P.L.C.                                             48,484    703,633
*   Gulf Keystone Petroleum, Ltd.                              8,996     11,178
    Gulf Marine Services P.L.C.                               11,440      9,339
    GVC Holdings P.L.C.                                       62,822    637,139
    Gym Group P.L.C. (The)                                     4,425     11,302
    Halfords Group P.L.C.                                     91,559    402,807
    Halma P.L.C.                                             139,141  2,016,789
    Hargreaves Lansdown P.L.C.                                29,987    545,631
    Hastings Group Holdings P.L.C.                            12,043     48,734
    Hays P.L.C.                                              721,764  1,587,248
    Headlam Group P.L.C.                                      14,701    114,050
    Helical P.L.C.                                            55,777    254,477
    Henry Boot P.L.C.                                          2,952     11,767
    Hikma Pharmaceuticals P.L.C.                              37,256    693,508
    Hill & Smith Holdings P.L.C.                              36,281    641,248
    Hilton Food Group P.L.C.                                   4,771     42,562
    Hiscox, Ltd.                                             118,136  2,023,968
    Hochschild Mining P.L.C.                                 130,318    544,499
    Hogg Robinson Group P.L.C.                                 5,845      5,663
    HomeServe P.L.C.                                          96,605    923,415
    Hostelworld Group P.L.C.                                   2,814     10,935
    Howden Joinery Group P.L.C.                              155,420    871,729
    HSBC Holdings P.L.C.                                     305,098  3,055,528

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    HSBC Holdings P.L.C. Sponsored ADR                      234,286 $11,735,385
*   Hunting P.L.C.                                           67,941     420,485
    Huntsworth P.L.C.                                        53,480      52,024
    Ibstock P.L.C.                                           23,357      78,623
*   Imagination Technologies Group P.L.C.                    57,057     108,603
    IMI P.L.C.                                              121,986   1,937,177
    Imperial Brands P.L.C.                                   55,627   2,290,902
    Inchcape P.L.C.                                         181,995   1,929,218
    Indivior P.L.C.                                         173,570     878,650
    Informa P.L.C.                                          160,708   1,473,987
    Inmarsat P.L.C.                                         145,588   1,489,974
    InterContinental Hotels Group P.L.C.                     10,147     574,150
    InterContinental Hotels Group P.L.C. ADR                 11,149     632,790
    International Consolidated Airlines Group SA            197,808   1,508,577
    Interserve P.L.C.                                        73,502     218,725
    Intertek Group P.L.C.                                    36,030   2,043,814
    Investec P.L.C.                                         169,145   1,284,318
    ITE Group P.L.C.                                        135,274     322,763
    ITV P.L.C.                                              517,943   1,184,434
    IWG P.L.C.                                              305,754   1,324,747
    J D Wetherspoon P.L.C.                                   54,210     731,479
    J Sainsbury P.L.C.                                      724,990   2,342,414
*   Jackpotjoy P.L.C.                                        22,813     203,057
    James Fisher & Sons P.L.C.                               23,671     489,995
    Jardine Lloyd Thompson Group P.L.C.                      35,302     552,699
    JD Sports Fashion P.L.C.                                156,435     739,450
    John Menzies P.L.C.                                      41,373     382,742
    John Wood Group P.L.C.                                  110,385     890,868
    Johnson Matthey P.L.C.                                   50,968   1,888,992
    Jupiter Fund Management P.L.C.                          215,137   1,513,666
*   Just Eat P.L.C.                                          42,532     348,375
    Just Group P.L.C.                                         6,328      12,274
*   KAZ Minerals P.L.C.                                     112,829   1,068,680
    KCOM Group P.L.C.                                       196,896     238,388
    Keller Group P.L.C.                                      26,538     308,603
    Kier Group P.L.C.                                        25,955     441,113
    Kingfisher P.L.C.                                       374,201   1,452,183
    Ladbrokes Coral Group P.L.C.                            357,091     595,888
    Laird P.L.C.                                            172,499     340,369
*   Lamprell P.L.C.                                          62,935      82,215
    Lancashire Holdings, Ltd.                                61,489     589,968
    Laura Ashley Holdings P.L.C.                             51,893       7,023
    Legal & General Group P.L.C.                            821,224   2,907,723
*   Liberty Global P.L.C. Class A                            12,282     415,869
*   Liberty Global P.L.C. Series C                           30,121     987,054
*   Liberty Global P.L.C. LiLAC Class A                       1,660      42,695
*   Liberty Global P.L.C. LiLAC Class C                       4,074     103,968
    Lloyds Banking Group P.L.C.                           3,866,397   3,342,644
    Lloyds Banking Group P.L.C. ADR                         542,240   1,908,685
    London Stock Exchange Group P.L.C.                       14,171     701,562
*   Lonmin P.L.C.                                            46,737      51,025
    Lookers P.L.C.                                           84,294     122,102
    Low & Bonar P.L.C.                                       44,867      50,914

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C.                                         540,803 $1,141,705
    Marks & Spencer Group P.L.C.                             542,157  2,304,231
    Marshalls P.L.C.                                          86,710    438,908
    Marston's P.L.C.                                         231,847    354,963
    McBride P.L.C.                                            87,532    218,302
    Mears Group P.L.C.                                        30,326    197,758
    Mediclinic International P.L.C.(BYYWHN1)                  34,624    336,543
    Mediclinic International P.L.C.(B8HX8Z8)                  78,401    765,800
    Meggitt P.L.C.                                           234,550  1,556,770
    Melrose Industries P.L.C.                                896,896  2,749,901
    Merlin Entertainments P.L.C.                              76,082    471,099
    Micro Focus International P.L.C.                          47,970  1,412,637
    Millennium & Copthorne Hotels P.L.C.                      60,888    367,635
    Mitchells & Butlers P.L.C.                                84,702    270,020
    Mitie Group P.L.C.                                       194,308    682,950
    MJ Gleeson P.L.C.                                            650      5,917
    Mondi P.L.C.                                              88,836  2,339,890
    Moneysupermarket.com Group P.L.C.                        111,725    489,168
    Morgan Advanced Materials P.L.C.                         125,068    493,833
    Morgan Sindall Group P.L.C.                               10,734    193,986
*   Mothercare P.L.C.                                         58,929     79,085
    N Brown Group P.L.C.                                      54,111    222,847
    National Express Group P.L.C.                            195,600    940,179
    National Grid P.L.C.                                       3,158     39,076
    National Grid P.L.C. Sponsored ADR                        17,667  1,104,359
    NCC Group P.L.C.                                           8,560     21,880
    NEX Group P.L.C.                                         113,601    998,975
    Next P.L.C.                                               12,985    676,849
    Norcros P.L.C.                                             5,400     12,774
    Northgate P.L.C.                                          62,336    355,554
    Novae Group P.L.C.                                        11,761    109,531
*   Ocado Group P.L.C.                                        65,260    259,255
    Old Mutual P.L.C.                                        679,830  1,763,262
    On the Beach Group P.L.C.                                 13,405     82,344
    OneSavings Bank P.L.C.                                    28,323    147,361
    Oxford Instruments P.L.C.                                 18,455    254,552
    Pagegroup P.L.C.                                         183,410  1,185,565
    PayPoint P.L.C.                                            9,467    111,877
*   Paysafe Group P.L.C.                                     169,176  1,316,736
    Pearson P.L.C.                                            13,867    120,006
    Pearson P.L.C. Sponsored ADR                              65,631    564,427
    Pendragon P.L.C.                                         223,487     88,345
    Pennon Group P.L.C.                                       94,726  1,006,845
    Persimmon P.L.C.                                          91,051  3,008,409
*   Petra Diamonds, Ltd.                                     257,371    324,422
    Petrofac, Ltd.                                            93,711    553,716
*   Petropavlovsk P.L.C.                                   1,277,539    123,473
    Pets at Home Group P.L.C.                                 25,192     54,085
    Phoenix Group Holdings                                    97,246    979,361
    Photo-Me International P.L.C.                            126,849    274,154
    Playtech P.L.C.                                           81,676  1,035,039
    Polypipe Group P.L.C.                                     34,539    183,136
*   Premier Foods P.L.C.                                     483,856    250,630

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
#*  Premier Oil P.L.C.                                       253,951 $  203,163
    Provident Financial P.L.C.                                34,868    949,208
    Prudential P.L.C.                                         26,666    650,663
    Prudential P.L.C. ADR                                     28,024  1,372,335
*   Punch Taverns P.L.C.                                       7,917     18,513
    PZ Cussons P.L.C.                                        100,713    482,461
    QinetiQ Group P.L.C.                                     278,180    884,802
    Randgold Resources, Ltd.                                  12,791  1,190,639
    Rank Group P.L.C.                                         65,158    201,227
*   Raven Russia, Ltd.                                        28,783     18,434
    Reckitt Benckiser Group P.L.C.                            17,209  1,673,185
    Redrow P.L.C.                                            118,267    924,183
    RELX P.L.C.                                               19,573    426,325
    RELX P.L.C. Sponsored ADR                                 24,440    540,368
    Renewi P.L.C.                                            216,030    262,048
    Renishaw P.L.C.                                           13,610    748,089
*   Renold P.L.C.                                              4,231      2,985
    Rentokil Initial P.L.C.                                  393,216  1,507,005
    Restaurant Group P.L.C. (The)                             65,040    286,925
    Ricardo P.L.C.                                            13,698    139,529
    Rightmove P.L.C.                                          21,562  1,196,122
    Rio Tinto P.L.C.                                          41,428  1,941,607
    Rio Tinto P.L.C. Sponsored ADR                           118,367  5,608,228
    RM P.L.C.                                                 10,751     24,541
    Robert Walters P.L.C.                                     18,804    117,568
    Rolls-Royce Holdings P.L.C.                              279,216  3,271,552
    Rotork P.L.C.                                            367,794  1,123,485
*   Royal Bank of Scotland Group P.L.C.                      102,482    335,994
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR         57,557    382,178
    Royal Dutch Shell P.L.C. Class A                         171,736  4,850,058
    Royal Dutch Shell P.L.C. Class B                          35,290  1,005,331
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A          174,081  9,840,784
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B          149,242  8,635,142
    Royal Mail P.L.C.                                        227,876  1,211,702
    RPC Group P.L.C.                                         155,612  1,839,928
    RPS Group P.L.C.                                          83,208    299,322
    RSA Insurance Group P.L.C.                               237,479  2,044,646
    Saga P.L.C.                                              180,421    496,878
    Sage Group P.L.C. (The)                                  217,428  1,933,581
    Savills P.L.C.                                            61,865    746,043
    Schroders P.L.C.(0239581)                                  8,330    270,523
    Schroders P.L.C.(0240549)                                 13,576    616,920
    SDL P.L.C.                                                18,264    154,988
    Senior P.L.C.                                            160,568    526,757
*   Serco Group P.L.C.                                       179,358    262,592
    Severfield P.L.C.                                         55,690     54,477
    Severn Trent P.L.C.                                       29,306    866,502
    Shire P.L.C.                                              17,173    960,012
    Shire P.L.C. ADR                                           3,900    653,406
    SIG P.L.C.                                               274,826    600,296
    Sky P.L.C.                                                36,075    459,745
    Sky P.L.C. Sponsored ADR                                     701     35,716
    Smith & Nephew P.L.C.                                     25,370    441,437

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Smith & Nephew P.L.C. Sponsored ADR                       18,108 $  638,289
    Smiths Group P.L.C.                                      121,817  2,467,387
    Soco International P.L.C.                                 83,733    133,879
    Spectris P.L.C.                                           45,266  1,469,219
    Speedy Hire P.L.C.                                       108,594     78,074
    Spirax-Sarco Engineering P.L.C.                           20,262  1,487,091
    Spire Healthcare Group P.L.C.                              8,022     36,490
    Spirent Communications P.L.C.                            139,355    217,604
*   Sports Direct International P.L.C.                        56,759    283,975
    SSE P.L.C.                                               177,079  3,222,553
    SSP Group P.L.C.                                         113,755    764,662
    St James's Place P.L.C.                                  118,031  1,895,856
    St. Ives P.L.C.                                           14,743     10,696
    St. Modwen Properties P.L.C.                              81,897    387,191
    Stagecoach Group P.L.C.                                  100,526    239,109
*   Standard Chartered P.L.C.                                312,499  3,493,197
    Standard Life P.L.C.                                     272,963  1,571,201
    Sthree P.L.C.                                             10,289     43,175
    Stobart Group, Ltd.                                       43,495    158,004
    SuperGroup P.L.C.                                         26,573    525,460
    Synthomer P.L.C.                                         152,146    983,288
    TalkTalk Telecom Group P.L.C.                            122,081    289,552
    Tate & Lyle P.L.C.                                       188,272  1,669,438
    Taylor Wimpey P.L.C.                                   1,157,912  2,908,212
    Ted Baker P.L.C.                                           7,221    239,633
    Telecom Plus P.L.C.                                       31,801    480,560
*   Tesco P.L.C.                                             752,450  1,729,517
    Thomas Cook Group P.L.C.                                 631,386    914,753
    Topps Tiles P.L.C.                                        22,737     24,841
    TP ICAP P.L.C.                                           174,982  1,122,821
    Travis Perkins P.L.C.                                     72,030  1,442,642
    Trifast P.L.C.                                             8,295     24,252
    Trinity Mirror P.L.C.                                    178,060    245,581
    TT Electronics P.L.C.                                     46,202    129,619
    TUI AG(5666292)                                           63,010    993,535
    TUI AG(B11LJN4)                                           41,904    658,629
*   Tullow Oil P.L.C.                                        572,536  1,273,407
    U & I Group P.L.C.                                        44,200    109,686
    UBM P.L.C.                                               106,385  1,015,807
    UDG Healthcare P.L.C.                                     72,965    814,627
    Ultra Electronics Holdings P.L.C.                         37,329  1,031,718
    Unilever P.L.C.                                            9,090    518,427
    Unilever P.L.C. Sponsored ADR                             29,794  1,697,960
    United Utilities Group P.L.C.                             87,349  1,035,129
*   Vectura Group P.L.C.                                     156,103    234,807
    Vedanta Resources P.L.C.                                  31,877    323,764
    Vesuvius P.L.C.                                          104,802    751,152
    Victrex P.L.C.                                            44,507  1,158,314
    Virgin Money Holdings UK P.L.C.                          102,229    384,645
    Vitec Group P.L.C. (The)                                   9,130    121,427
    Vodafone Group P.L.C.                                  1,148,769  3,367,449
    Vodafone Group P.L.C. Sponsored ADR                      137,812  4,090,274
*   Volex P.L.C.                                               1,437      1,157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
    Weir Group P.L.C. (The)                               42,224 $    1,022,012
    WH Smith P.L.C.                                       26,244        609,682
    Whitbread P.L.C.                                      31,532      1,601,194
    William Hill P.L.C.                                  349,049      1,153,662
    Wilmington P.L.C.                                      2,776          8,713
    Wincanton P.L.C.                                      24,233         82,228
    WM Morrison Supermarkets P.L.C.                      759,515      2,408,878
    Wolseley P.L.C.                                       36,508      2,179,815
    Worldpay Group P.L.C.                                201,659        984,057
    WPP P.L.C.                                            77,375      1,577,969
    WPP P.L.C. Sponsored ADR                              17,868      1,821,821
    Xaar P.L.C.                                           21,333        118,954
    ZPG P.L.C.                                            32,830        158,157
                                                                 --------------
TOTAL UNITED KINGDOM                                                366,260,471
                                                                 --------------
UNITED STATES -- (0.0%)
*   Janus Henderson Group P.L.C.                          27,241        899,717
                                                                 --------------
TOTAL COMMON STOCKS                                               3,091,500,920
                                                                 --------------
PREFERRED STOCKS -- (0.9%)

BRAZIL -- (0.5%)
    Alpargatas SA                                         67,407        321,866
    Banco ABC Brasil SA                                   35,787        187,866
    Banco Bradesco SA                                    103,125        998,395
    Banco Bradesco SA ADR                                165,017      1,587,461
    Banco do Estado do Rio Grande do Sul SA Class B       92,394        433,474
*   Banco Pan SA                                          66,997         40,391
    Braskem SA Class A                                    14,800        177,077
    Centrais Eletricas Brasileiras SA Class B             45,900        245,371
*   Centrais Eletricas Santa Catarina                      2,600         16,776
*   Cia Brasileira de Distribuicao                        36,529        849,280
    Cia de Gas de Sao Paulo - COMGAS Class A               6,309         95,494
    Cia de Saneamento do Parana                           66,300        225,369
    Cia de Transmissao de Energia Eletrica Paulista       10,849        243,536
    Cia Energetica de Minas Gerais                       172,337        470,862
    Cia Energetica de Sao Paulo Class B                   46,000        230,122
    Cia Energetica do Ceara Class A                        2,332         36,008
    Cia Ferro Ligas da Bahia - FERBASA                    24,000         93,896
    Cia Paranaense de Energia                             23,605        196,131
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA                                                  27,346        125,314
    Eucatex SA Industria e Comercio                        4,600          4,145
    Gerdau SA                                            208,149        711,552
    Itau Unibanco Holding SA                             311,792      3,731,486
    Itau Unibanco Holding SA ADR                          21,844        260,160
    Lojas Americanas SA                                   99,960        502,308
    Marcopolo SA                                         200,500        209,608
*   Petroleo Brasileiro SA                               335,363      1,429,273
*   Petroleo Brasileiro SA Sponsored ADR                  72,469        615,987
    Randon SA Implementos e Participacoes                105,900        181,008
    Suzano Papel e Celulose SA Class A                   113,134        508,647
    Telefonica Brasil SA                                   7,400        110,845
*   Usinas Siderurgicas de Minas Gerais SA Class A       182,086        301,885

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Vale SA                                                 179,881 $ 1,682,662
                                                                    -----------
TOTAL BRAZIL                                                         16,824,255
                                                                    -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                              8,262      20,280
    Embotelladora Andina SA Class B                          17,884      81,468
                                                                    -----------
TOTAL CHILE                                                             101,748
                                                                    -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                     134,571     118,972
    Banco Davivienda SA                                      15,303     173,727
    Grupo Argos SA                                            2,240      14,642
    Grupo Aval Acciones y Valores SA                         34,933      15,442
    Grupo de Inversiones Suramericana SA                     10,206     141,087
                                                                    -----------
TOTAL COLOMBIA                                                          463,870
                                                                    -----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                               9,566     762,282
*   Biotest AG                                                5,294     143,956
    Draegerwerk AG & Co. KGaA                                 3,002     322,982
    Fuchs Petrolub SE                                        11,114     659,787
    Henkel AG & Co. KGaA                                      3,488     494,068
    Jungheinrich AG                                          22,378     888,003
    Porsche Automobil Holding SE                             20,128   1,151,988
    Sartorius AG                                              7,040     665,384
    Schaeffler AG                                            10,648     148,458
    Sixt SE                                                   8,363     474,994
    STO SE & Co. KGaA                                           791     111,706
    Villeroy & Boch AG                                        6,080     129,810
    Volkswagen AG                                            31,159   4,791,910
                                                                    -----------
TOTAL GERMANY                                                        10,745,328
                                                                    -----------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                         4,620         955
    Vedanta, Ltd.                                         4,237,600      53,341
                                                                    -----------
TOTAL INDIA                                                              54,296
                                                                    -----------
TOTAL PREFERRED STOCKS                                               28,189,497
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Link Administration Holdings, Ltd. Rights 07/17/17       25,626          --
                                                                    -----------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                              4,255          --
                                                                    -----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                       1,260       1,210
*   Brasil Brokers Participacoes SA Rights 07/31/17          20,809          67

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
BRAZIL -- (Continued)
*     Iochpe Maxion SA Warrants 06/03/19                   2,127 $        4,639
                                                                 --------------
TOTAL BRAZIL                                                              5,916
                                                                 --------------
CHILE -- (0.0%)
*     Grupo Security SA Rights 08/24/17                   19,812            777
                                                                 --------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                      64,889             --
                                                                 --------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Rights 06/21/18              808            110
                                                                 --------------
INDIA -- (0.0%)
*     Intellect Design Arena, Ltd. Rights 08/09/17         2,836          1,068
                                                                 --------------
JAPAN -- (0.0%)
*     AD Works Co., Ltd. Rights 09/12/2017                62,800          4,557
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Iljin Materials Co., Ltd. Rights 08/30/17              969          6,841
      Ssangyong Cement Industrial Co., Ltd. Rights
*       08/21/17                                             665            624
                                                                 --------------
TOTAL SOUTH KOREA                                                         7,465
                                                                 --------------
TAIWAN -- (0.0%)
*     Airtac International Group Rights 08/09/17           1,274          4,576
*     Long Chen Paper Co., Ltd. Rights 08/14/17            4,058            605
                                                                 --------------
TOTAL TAIWAN                                                              5,181
                                                                 --------------
THAILAND -- (0.0%)
*     Jay Mart PCL Warrants 06/05/19                      39,304          4,346
*     RS PCL Warrants 05/23/20                            27,340          5,012
*     Vibhavadi Medical Center PCL Warrants 06/14/22     110,462             --
                                                                 --------------
TOTAL THAILAND                                                            9,358
                                                                 --------------
TURKEY -- (0.0%)
      Boyner Perakende Ve Tekstil Yatirimlari A.S.
*       Rights 09/11/17                                    1,996         16,969
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    51,401
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,119,741,818
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund                   3,576,594     41,388,341
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,480,122,973)^^            $3,161,130,159
                                                                 ==============

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia                     $  2,502,091 $141,238,268   --    $143,740,359
   Austria                                 --   16,743,551   --      16,743,551
   Belgium                          1,156,741   34,601,180   --      35,757,921
   Brazil                          42,979,066           --   --      42,979,066
   Canada                         193,789,935           --   --     193,789,935
   Chile                           10,112,114           --   --      10,112,114
   China                           23,624,269  184,657,202   --     208,281,471
   Colombia                         2,506,630           --   --       2,506,630
   Czech Republic                          --      893,123   --         893,123
   Denmark                            882,768   41,375,346   --      42,258,114
   Egypt                                   --      139,531   --         139,531
   Finland                             24,066   42,216,699   --      42,240,765
   France                           4,296,452  170,845,487   --     175,141,939
   Germany                          9,430,867  159,685,100   --     169,115,967
   Greece                              32,416    2,636,681   --       2,669,097
   Hong Kong                          241,451   68,178,084   --      68,419,535
   Hungary                                 --    2,953,216   --       2,953,216
   India                            2,462,254   88,386,486   --      90,848,740
   Indonesia                          416,353   18,988,908   --      19,405,261
   Ireland                          4,161,898    7,687,973   --      11,849,871
   Israel                           3,414,991   13,557,642   --      16,972,633
   Italy                            2,114,049   64,983,012   --      67,097,061
   Japan                           13,934,328  523,459,206   --     537,393,534
   Malaysia                           228,878   21,097,759   --      21,326,637
   Mexico                          29,079,652           --   --      29,079,652
   Netherlands                     11,444,026   55,152,088   --      66,596,114
   New Zealand                         35,626   10,890,611   --      10,926,237
   Norway                             772,956   18,773,884   --      19,546,840
   Peru                               653,615           --   --         653,615
   Philippines                        153,323    9,079,651   --       9,232,974
   Poland                                  --   12,448,442   --      12,448,442
   Portugal                                --    6,322,992   --       6,322,992
   Russia                           1,423,241    6,584,348   --       8,007,589
   Singapore                               --   26,788,651   --      26,788,651
   South Africa                     6,122,811   50,312,646   --      56,435,457
   South Korea                      7,632,219  122,908,165   --     130,540,384
   Spain                            4,572,537   56,361,575   --      60,934,112
   Sweden                           3,106,738   67,620,702   --      70,727,440
   Switzerland                     16,231,675  128,547,993   --     144,779,668
   Taiwan                           4,645,772  113,088,727   --     117,734,499
   Thailand                        19,353,329       68,893   --      19,422,222
   Turkey                              84,244   11,443,529   --      11,527,773
   United Kingdom                  83,124,075  283,136,396   --     366,260,471
   United States                           --      899,717   --         899,717
Preferred Stocks
   Brazil                          16,824,255           --   --      16,824,255
   Chile                              101,748           --   --         101,748
   Colombia                           463,870           --   --         463,870
   Germany                                 --   10,745,328   --      10,745,328
   India                                  955       53,341   --          54,296
Rights/Warrants
   Brazil                                  --        5,916   --           5,916
   Chile                                   --          777   --             777
   Hong Kong                               --          110   --             110
   India                                   --        1,068   --           1,068
   Japan                                   --        4,557   --           4,557

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

   South Korea                             --          7,465 --           7,465
   Taiwan                                  --          5,181 --           5,181
   Thailand                                --          9,358 --           9,358
   Turkey                                  --         16,969 --          16,969
Securities Lending Collateral              --     41,388,341 --      41,388,341
                                 ------------ -------------- --  --------------
TOTAL                            $524,138,284 $2,636,991,875 --  $3,161,130,159
                                 ============ ============== ==  ==============

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                   -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                         $57,194,683
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $47,553,958)^^                                          $57,194,683
                                                                   ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (90.6%)

Consumer Discretionary -- (14.3%)
*   1-800-Flowers.com, Inc. Class A                             10,868 $104,876
    A.H. Belo Corp. Class A                                      6,766   35,860
    Aaron's, Inc.                                               15,827  732,474
    Abercrombie & Fitch Co. Class A                             14,889  146,508
    Adient P.L.C.                                                6,342  415,211
    Adtalem Global Education, Inc.                              19,623  637,747
    Advance Auto Parts, Inc.                                     1,302  145,837
#   AMC Entertainment Holdings, Inc. Class A                    13,141  268,076
*   America's Car-Mart, Inc.                                     3,177  124,538
*   American Axle & Manufacturing Holdings, Inc.                23,831  351,269
    American Eagle Outfitters, Inc.                             57,504  680,847
*   American Public Education, Inc.                              4,812  102,496
    Ark Restaurants Corp.                                          411    9,346
*   Ascena Retail Group, Inc.                                   42,777  100,098
*   Ascent Capital Group, Inc. Class A                           4,127   69,746
#*  AutoNation, Inc.                                            22,896  970,332
#*  AV Homes, Inc.                                               6,986  112,125
*   Ballantyne Strong, Inc.                                      3,604   24,507
*   Barnes & Noble Education, Inc.                              15,404  111,371
    Barnes & Noble, Inc.                                        14,130  115,159
    Bassett Furniture Industries, Inc.                           2,400   89,280
    Beasley Broadcast Group, Inc. Class A                        1,850   19,425
#   Bed Bath & Beyond, Inc.                                     18,190  543,881
*   Belmond, Ltd. Class A                                       22,017  287,322
#   Big 5 Sporting Goods Corp.                                   7,076   76,067
*   Biglari Holdings, Inc.                                         274  102,564
#*  Black Diamond, Inc.                                          2,603   16,920
*   Bojangles', Inc.                                             1,988   26,440
#*  Boot Barn Holdings, Inc.                                       833    6,672
    Bowl America, Inc. Class A                                     120    1,755
#   Boyd Gaming Corp.                                            6,583  164,970
*   Bridgepoint Education, Inc.                                 16,133  156,651
*   Build-A-Bear Workshop, Inc.                                  4,970   47,712
#   CalAtlantic Group, Inc.                                     26,414  927,131
    Caleres, Inc.                                                9,312  254,031
    Callaway Golf Co.                                           20,349  259,043
*   Career Education Corp.                                       9,985   83,974
    Carriage Services, Inc.                                      4,980  121,462
*   Carrols Restaurant Group, Inc.                               4,575   55,815
    Cato Corp. (The) Class A                                     4,785   81,393
*   Cavco Industries, Inc.                                       1,874  244,370
*   Century Casinos, Inc.                                        2,707   19,463
*   Century Communities, Inc.                                    7,034  182,181
*   Cherokee, Inc.                                               2,400   12,600
    Chico's FAS, Inc.                                           28,332  259,238
#*  Christopher & Banks Corp.                                   10,070   14,199
*   Chuy's Holdings, Inc.                                        1,313   30,921
    Citi Trends, Inc.                                            5,360  118,724
#*  Conn's, Inc.                                                   100    2,140
#*  Container Store Group, Inc. (The)                            5,454   29,179
#   Cooper Tire & Rubber Co.                                    11,466  419,082

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
*   Cooper-Standard Holdings, Inc.                               3,664 $374,681
    Core-Mark Holding Co., Inc.                                  7,474  274,072
*   Crocs, Inc.                                                 11,526   91,516
    Crown Crafts, Inc.                                           1,600    8,640
    CSS Industries, Inc.                                         2,121   56,779
    Culp, Inc.                                                   1,977   59,310
    Dana, Inc.                                                  26,013  617,028
*   Deckers Outdoor Corp.                                        6,345  411,537
*   Del Frisco's Restaurant Group, Inc.                          8,976  127,459
*   Del Taco Restaurants, Inc.                                  13,090  171,348
*   Delta Apparel, Inc.                                          2,240   47,107
#*  Destination XL Group, Inc.                                     363      726
    Dick's Sporting Goods, Inc.                                  7,145  266,794
#   Dillard's, Inc. Class A                                      7,236  534,162
*   Dixie Group, Inc. (The)                                      3,300   14,025
    Dover Motorsports, Inc.                                      3,360    6,888
    Drive Shack, Inc.                                            5,810   17,779
    DSW, Inc. Class A                                           15,786  284,779
*   El Pollo Loco Holdings, Inc.                                 6,630   86,190
#*  Eldorado Resorts, Inc.                                       1,650   33,660
#   Entercom Communications Corp. Class A                       11,023  108,577
    Escalade, Inc.                                                 794    9,806
    Ethan Allen Interiors, Inc.                                  5,435  174,192
*   EVINE Live, Inc.                                             5,200    6,188
#*  EW Scripps Co. (The) Class A                                18,731  368,064
*   Express, Inc.                                               19,298  116,946
    Extended Stay America, Inc.                                 10,343  204,481
*   Fiesta Restaurant Group, Inc.                                5,726   96,197
#   Finish Line, Inc. (The) Class A                              8,051  110,782
    Flexsteel Industries, Inc.                                   1,351   75,629
#   Foot Locker, Inc.                                              503   23,737
#*  Fossil Group, Inc.                                           9,236  103,905
#   Fred's, Inc. Class A                                        10,482   70,963
*   FTD Cos., Inc.                                               7,306  143,563
#*  G-III Apparel Group, Ltd.                                    8,781  228,569
#*  Gaia, Inc.                                                   3,295   39,705
#   GameStop Corp. Class A                                      23,664  513,272
    Gannett Co., Inc.                                           22,590  202,632
*   Genesco, Inc.                                                3,998  128,336
    Gentex Corp.                                                22,016  374,712
*   Gentherm, Inc.                                               3,962  132,529
#*  Global Eagle Entertainment, Inc.                             1,124    3,552
    Graham Holdings Co. Class B                                  1,148  680,075
*   Gray Television, Inc.                                       15,873  236,508
*   Green Brick Partners, Inc.                                   5,473   61,571
#   Group 1 Automotive, Inc.                                     5,157  307,099
#   Guess?, Inc.                                                23,477  306,610
*   Harte-Hanks, Inc.                                           10,685   10,311
    Haverty Furniture Cos., Inc.                                 3,937   87,598
*   Helen of Troy, Ltd.                                          4,296  432,822
*   Hibbett Sports, Inc.                                         5,284   82,430
    Hooker Furniture Corp.                                       2,723  114,911
*   Iconix Brand Group, Inc.                                    18,765  125,163

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
           ILG, Inc.                                          29,587 $  784,351
*          IMAX Corp.                                          4,124     88,254
#          International Game Technology P.L.C.               50,779    966,832
           International Speedway Corp. Class A                2,124     76,039
#*         iRobot Corp.                                          394     41,571
*          J Alexander's Holdings, Inc.                        1,215     12,818
#*         JAKKS Pacific, Inc.                                   539      1,779
#*         JC Penney Co., Inc.                                54,959    297,328
           John Wiley & Sons, Inc. Class A                     5,336    294,814
           Johnson Outdoors, Inc. Class A                      2,148    108,517
*          K12, Inc.                                          11,866    210,147
#          KB Home                                            22,037    505,088
*          Kirkland's, Inc.                                    3,316     31,005
#          Kohl's Corp.                                       40,712  1,683,441
#*         Kona Grill, Inc.                                    1,911      5,064
*          La Quinta Holdings, Inc.                           22,741    339,068
           La-Z-Boy, Inc.                                     10,640    359,632
*          Lakeland Industries, Inc.                           2,265     34,088
#*         LGI Homes, Inc.                                       773     34,244
           Libbey, Inc.                                        5,451     49,059
           Liberty Tax, Inc.                                   1,820     25,662
*          Liberty TripAdvisor Holdings, Inc. Class A         15,021    176,497
           Lifetime Brands, Inc.                               3,891     73,734
*          Lincoln Educational Services Corp.                  5,134     15,967
#          Lithia Motors, Inc. Class A                         4,611    476,086
*          Luby's, Inc.                                        7,944     22,799
*          M/I Homes, Inc.                                     5,985    155,251
           Macy's, Inc.                                       48,334  1,147,932
           Marcus Corp. (The)                                  3,591     97,675
*          MarineMax, Inc.                                     5,308     79,355
           Marriott Vacations Worldwide Corp.                  5,964    696,893
           MDC Holdings, Inc.                                 13,469    461,852
(degrees)  Media General, Inc.                                11,816     23,868
#          Meredith Corp.                                      7,775    462,224
*          Meritage Homes Corp.                                9,811    399,798
*          Michael Kors Holdings, Ltd.                           630     22,957
*          Modine Manufacturing Co.                           10,439    169,634
*          Monarch Casino & Resort, Inc.                         777     25,711
#          Monro Muffler Brake, Inc.                           2,483    115,708
*          Motorcar Parts of America, Inc.                     4,953    138,535
           Movado Group, Inc.                                  3,197     78,646
*          New Home Co., Inc. (The)                            4,689     50,688
           New Media Investment Group, Inc.                   13,573    189,208
*          New York & Co., Inc.                                5,571      8,691
           New York Times Co. (The) Class A                   31,945    606,955
           News Corp. Class A                                 85,727  1,226,753
           News Corp. Class B                                 36,347    534,301
#          Nexstar Media Group, Inc. Class A                   4,077    266,636
           Office Depot, Inc.                                122,111    716,792
*          Overstock.com, Inc.                                11,918    190,688
           Oxford Industries, Inc.                             2,593    163,696
#*         Papa Murphy's Holdings, Inc.                        1,285      5,474
#*         Party City Holdco, Inc.                             7,862    109,675

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Penske Automotive Group, Inc.                             16,817 $  732,212
*   Perry Ellis International, Inc.                            3,029     59,490
*   PICO Holdings, Inc.                                        8,513    138,336
    Pier 1 Imports, Inc.                                      26,162    120,607
*   Potbelly Corp.                                             5,499     63,238
    PulteGroup, Inc.                                          82,860  2,023,441
#   Ralph Lauren Corp.                                         5,093    385,285
    RCI Hospitality Holdings, Inc.                             2,700     61,263
*   Reading International, Inc. Class A                        5,626     89,791
*   Red Lion Hotels Corp.                                      6,595     47,154
*   Red Robin Gourmet Burgers, Inc.                            3,969    237,346
*   Regis Corp.                                               11,475    120,832
    Rocky Brands, Inc.                                         1,900     26,505
*   Ruby Tuesday, Inc.                                        24,609     49,710
    Saga Communications, Inc. Class A                          1,966     76,379
    Salem Media Group, Inc.                                    4,900     35,035
    Scholastic Corp.                                           8,907    369,017
*   Sequential Brands Group, Inc.                              4,756     15,267
*   Shiloh Industries, Inc.                                    5,891     43,711
    Shoe Carnival, Inc.                                        4,498     82,133
*   Shutterfly, Inc.                                             830     40,703
#   Signet Jewelers, Ltd.                                      7,030    429,955
    Sinclair Broadcast Group, Inc. Class A                     1,396     50,326
*   Skechers U.S.A., Inc. Class A                             10,042    282,080
*   Skyline Corp.                                                791      5,909
    Sonic Automotive, Inc. Class A                             5,430     98,554
    Speedway Motorsports, Inc.                                 9,772    207,753
#   Stage Stores, Inc.                                         9,977     19,854
    Standard Motor Products, Inc.                              5,448    274,470
    Stanley Furniture Co., Inc.                                3,305      4,164
    Staples, Inc.                                            167,945  1,704,642
#   Stein Mart, Inc.                                           6,500      9,035
*   Steven Madden, Ltd.                                        2,415     99,015
*   Stoneridge, Inc.                                           3,623     55,287
    Strattec Security Corp.                                      941     33,405
    Superior Industries International, Inc.                    4,701     91,905
    Superior Uniform Group, Inc.                               3,972     88,695
*   Tandy Leather Factory, Inc.                                2,694     23,842
*   Taylor Morrison Home Corp. Class A                         7,153    161,801
    TEGNA, Inc.                                               42,602    631,788
    Tilly's, Inc. Class A                                      3,737     37,295
    Time, Inc.                                                25,775    362,139
    Toll Brothers, Inc.                                       43,252  1,669,095
*   TopBuild Corp.                                            10,058    530,861
    Tower International, Inc.                                  5,476    135,257
*   Townsquare Media, Inc. Class A                             1,365     15,097
*   Trans World Entertainment Corp.                            8,600     15,050
*   TRI Pointe Group, Inc.                                    48,892    650,264
    Tribune Media Co. Class A                                  7,059    297,537
#*  Tuesday Morning Corp.                                     11,651     21,554
*   UCP, Inc. Class A                                          2,130     23,750
*   Unifi, Inc.                                                5,360    175,594
*   Universal Technical Institute, Inc.                        1,400      4,984

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
#*  Urban One, Inc.                                           3,383 $     6,428
#*  Urban Outfitters, Inc.                                   19,840     388,666
*   Vera Bradley, Inc.                                        6,501      65,530
#*  Vista Outdoor, Inc.                                       8,689     200,629
*   Vitamin Shoppe, Inc.                                      4,324      47,564
*   VOXX International Corp.                                  7,853      52,615
    West Marine, Inc.                                         7,465      96,224
    Weyco Group, Inc.                                           493      13,745
#*  William Lyon Homes Class A                                9,419     212,964
    Winnebago Industries, Inc.                                7,482     275,338
    Wolverine World Wide, Inc.                               20,611     581,230
*   ZAGG, Inc.                                                6,295      53,193
#*  Zoe's Kitchen, Inc.                                       1,796      20,313
*   Zumiez, Inc.                                              7,322      92,989
                                                                    -----------
Total Consumer Discretionary                                         49,074,263
                                                                    -----------
Consumer Staples -- (2.4%)
#   Alico, Inc.                                               1,067      32,223
*   Alliance One International, Inc.                          3,922      59,614
    Andersons, Inc. (The)                                     7,081     243,940
*   Central Garden & Pet Co.                                  2,954      94,528
*   Central Garden & Pet Co. Class A                          8,305     255,462
#*  Chefs' Warehouse, Inc. (The)                              5,878      85,231
#*  Craft Brew Alliance, Inc.                                 6,674     116,795
*   Darling Ingredients, Inc.                                40,132     652,948
    Dean Foods Co.                                           19,568     293,520
*   Farmer Brothers Co.                                       2,884      89,837
#   Flowers Foods, Inc.                                       1,471      25,875
    Fresh Del Monte Produce, Inc.                            10,493     540,075
*   Hostess Brands, Inc.                                      6,493      99,213
    Ingles Markets, Inc. Class A                              3,020      89,090
    Inter Parfums, Inc.                                       5,983     232,140
#   John B. Sanfilippo & Son, Inc.                            1,551      99,760
*   Landec Corp.                                              3,961      48,720
    Mannatech, Inc.                                             682      11,083
*   Natural Alternatives International, Inc.                  1,808      18,080
#*  Natural Grocers by Vitamin Cottage, Inc.                  1,854      16,334
    Nature's Sunshine Products, Inc.                          2,068      26,160
    Nutraceutical International Corp.                         2,600     108,680
    Ocean Bio-Chem, Inc.                                      2,771      10,945
    Oil-Dri Corp. of America                                    882      36,480
    Omega Protein Corp.                                       5,772      92,352
#   Orchids Paper Products Co.                                2,127      23,950
*   Performance Food Group Co.                                6,119     176,227
#*  Post Holdings, Inc.                                      11,644     968,781
#   Sanderson Farms, Inc.                                     7,420     970,165
    Seaboard Corp.                                              152     649,800
*   Seneca Foods Corp. Class A                                2,614      75,022
#*  Smart & Final Stores, Inc.                                2,818      24,235
    SpartanNash Co.                                           7,655     212,350
*   SUPERVALU, Inc.                                          19,430      69,559
#*  TreeHouse Foods, Inc.                                     5,223     443,067
*   United Natural Foods, Inc.                               14,367     553,561

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
    Universal Corp.                                            6,470 $  413,757
    Village Super Market, Inc. Class A                         3,265     80,743
    Weis Markets, Inc.                                         5,710    270,140
                                                                     ----------
Total Consumer Staples                                                8,310,442
                                                                     ----------
Energy -- (7.6%)
    Adams Resources & Energy, Inc.                               489     18,577
#*  Antero Resources Corp.                                    38,135    786,344
#*  Approach Resources, Inc.                                   6,068     18,993
    Arch Coal, Inc. Class A                                    2,025    154,042
    Archrock, Inc.                                            13,497    147,792
#*  Atwood Oceanics, Inc.                                     18,284    143,712
*   Barnwell Industries, Inc.                                    480        898
*   Basic Energy Services, Inc.                                  813     18,211
*   Bill Barrett Corp.                                        24,395     82,455
#   Bristow Group, Inc.                                       13,259     97,719
#*  Callon Petroleum Co.                                      41,352    468,105
#*  CARBO Ceramics, Inc.                                         827      5,847
*   Clean Energy Fuels Corp.                                  17,901     46,901
*   Cloud Peak Energy, Inc.                                   16,341     56,540
#*  CONSOL Energy, Inc.                                       61,383  1,028,779
*   Contango Oil & Gas Co.                                    10,315     61,890
#   CVR Energy, Inc.                                           6,958    131,576
*   Dawson Geophysical Co.                                     8,333     33,415
    Delek US Holdings, Inc.                                   26,389    689,017
#*  Denbury Resources, Inc.                                   37,710     55,057
#   DHT Holdings, Inc.                                        28,044    116,663
*   Diamond Offshore Drilling, Inc.                           27,754    344,705
#*  Dorian LPG, Ltd.                                          13,227     95,234
#*  Dril-Quip, Inc.                                           10,838    483,375
*   Eclipse Resources Corp.                                   20,133     56,574
*   ENGlobal Corp.                                             2,200      2,750
#   EnLink Midstream LLC                                       4,259     74,745
#   Ensco P.L.C. Class A                                      62,013    328,049
#*  EP Energy Corp. Class A                                   13,063     44,153
*   Era Group, Inc.                                            6,933     60,733
*   Exterran Corp.                                            10,215    282,853
#*  Forum Energy Technologies, Inc.                           19,229    254,784
#   Frank's International NV                                   9,680     78,408
#   GasLog, Ltd.                                               9,482    173,046
#*  Geospace Technologies Corp.                                1,763     27,133
    Green Plains, Inc.                                        10,559    208,540
    Gulf Island Fabrication, Inc.                              4,850     55,290
*   Gulfport Energy Corp.                                     24,305    306,729
    Hallador Energy Co.                                        9,690     66,764
*   Helix Energy Solutions Group, Inc.                        54,731    357,941
#   Helmerich & Payne, Inc.                                   22,572  1,142,595
    HollyFrontier Corp.                                       49,208  1,419,159
#*  Hornbeck Offshore Services, Inc.                           5,318     13,401
*   International Seaways, Inc.                                4,274     97,490
#*  Jones Energy, Inc. Class A                                 2,913      4,369
#*  Matador Resources Co.                                     10,397    252,231
*   Matrix Service Co.                                         7,938     82,158

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Energy -- (Continued)
*   McDermott International, Inc.                             64,706 $  438,060
*   Mitcham Industries, Inc.                                   3,927     15,590
#   Murphy Oil Corp.                                          44,623  1,186,079
*   Natural Gas Services Group, Inc.                           4,280    106,786
*   Newpark Resources, Inc.                                   32,430    270,790
#   Noble Corp. P.L.C.                                        57,709    230,836
#   Nordic American Tankers, Ltd.                                841      4,945
#*  Northern Oil and Gas, Inc.                                 1,157      1,446
*   Oasis Petroleum, Inc.                                     62,908    489,424
    Oceaneering International, Inc.                           21,351    547,653
*   Oil States International, Inc.                            16,831    418,250
*   Overseas Shipholding Group, Inc. Class A                  12,824     39,498
#*  Pacific Drilling SA                                        1,134      1,701
*   Pacific Ethanol, Inc.                                     12,708     79,425
    Panhandle Oil and Gas, Inc. Class A                        2,090     45,980
*   Par Pacific Holdings, Inc.                                   982     17,588
*   Parker Drilling Co.                                       40,173     48,208
    Patterson-UTI Energy, Inc.                                35,568    687,885
#   PBF Energy, Inc. Class A                                  30,503    694,553
*   PDC Energy, Inc.                                          15,112    712,682
*   PHI, Inc. Non-Voting                                       3,824     37,093
*   Pioneer Energy Services Corp.                             23,135     50,897
*   QEP Resources, Inc.                                       20,931    179,379
#   Range Resources Corp.                                     31,571    666,464
#*  Renewable Energy Group, Inc.                              15,040    188,000
*   REX American Resources Corp.                               1,614    161,368
*   Rice Energy, Inc.                                         65,259  1,825,294
*   RigNet, Inc.                                               1,928     36,536
#*  Rowan Cos. P.L.C. Class A                                 39,182    457,254
*   RSP Permian, Inc.                                         38,674  1,328,839
*   SandRidge Energy, Inc.                                     1,734     33,483
    Scorpio Tankers, Inc.                                     51,438    190,835
*   SEACOR Holdings, Inc.                                      4,242    144,610
*   SEACOR Marine Holdings, Inc.                               4,264     62,169
    SemGroup Corp. Class A                                    13,326    360,468
#   Ship Finance International, Ltd.                           9,581    130,302
    SM Energy Co.                                             19,921    346,426
#*  SRC Energy, Inc.                                          34,496    293,561
#*  Superior Energy Services, Inc.                            42,805    460,582
#   Teekay Corp.                                                 400      3,920
#   Teekay Tankers, Ltd. Class A                              49,709     89,476
#*  Tesco Corp.                                               20,681     95,133
*   TETRA Technologies, Inc.                                  31,441     88,349
#*  Transocean, Ltd.                                         108,528    938,767
#*  Unit Corp.                                                16,577    298,054
#   US Silica Holdings, Inc.                                     938     27,324
#*  Whiting Petroleum Corp.                                   48,365    253,916
*   Willbros Group, Inc.                                       7,500     15,300
    World Fuel Services Corp.                                  7,048    227,932

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
*   WPX Energy, Inc.                                         38,250 $   412,335
                                                                    -----------
Total Energy                                                         25,917,187
                                                                    -----------
Financials -- (23.4%)
    1st Constitution Bancorp                                    713      12,228
    1st Source Corp.                                          6,479     318,119
    ACNB Corp.                                                  539      15,335
*   Allegiance Bancshares, Inc.                                 549      20,615
*   Ambac Financial Group, Inc.                              11,804     241,156
    American Equity Investment Life Holding Co.              22,152     593,231
    American National Bankshares, Inc.                        1,394      52,624
    American National Insurance Co.                           4,189     498,491
    American River Bankshares                                   776      10,825
    AmeriServ Financial, Inc.                                 6,300      24,885
#   Amtrust Financial Services, Inc.                         12,401     198,416
*   Anchor Bancorp, Inc.                                        399      10,125
    Argo Group International Holdings, Ltd.                   5,799     347,650
    Arrow Financial Corp.                                     2,544      82,934
    Aspen Insurance Holdings, Ltd.                           13,029     635,815
    Associated Banc-Corp                                     41,724     999,290
    Assurant, Inc.                                           14,654   1,542,627
    Assured Guaranty, Ltd.                                   30,658   1,379,917
*   Asta Funding, Inc.                                          202       1,480
    Astoria Financial Corp.                                  23,992     484,159
*   Atlantic Capital Bancshares, Inc.                         1,310      25,283
*   Atlas Financial Holdings, Inc.                            4,391      67,841
    Auburn National Bancorporation, Inc.                         44       1,628
    Axis Capital Holdings, Ltd.                              20,422   1,318,853
    Baldwin & Lyons, Inc. Class B                             3,484      81,526
    Banc of California, Inc.                                  8,961     184,149
    BancFirst Corp.                                           2,162     230,793
*   Bancorp, Inc. (The)                                      20,411     158,185
    BancorpSouth, Inc.                                       16,088     483,444
    Bank Mutual Corp.                                        10,610     105,570
    Bank of Commerce Holdings                                 2,233      23,112
    Bank of Marin Bancorp                                       784      52,254
    BankFinancial Corp.                                       4,311      64,579
    BankUnited, Inc.                                          5,824     200,462
    Banner Corp.                                              8,924     515,539
    Bar Harbor Bankshares                                       503      14,029
    BCB Bancorp, Inc.                                           994      14,910
    Bear State Financial, Inc.                                  622       5,772
    Beneficial Bancorp, Inc.                                 18,928     295,277
    Berkshire Hills Bancorp, Inc.                             8,850     328,777
    Blue Hills Bancorp, Inc.                                  8,146     154,367
    BOK Financial Corp.                                       6,255     532,113
    Boston Private Financial Holdings, Inc.                  17,233     264,527
    Bridge Bancorp, Inc.                                      2,576      83,720
    Brookline Bancorp, Inc.                                  16,614     246,718
    Bryn Mawr Bank Corp.                                      4,302     182,620
*   BSB Bancorp, Inc.                                           388      11,465
    C&F Financial Corp.                                         179       8,914
    California First National Bancorp                         1,000      16,650

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Camden National Corp.                                        4,142 $173,964
    Capital Bank Financial Corp. Class A                         5,511  209,418
    Capital City Bank Group, Inc.                                4,260   90,994
    Capitol Federal Financial, Inc.                             32,297  460,555
    CenterState Banks, Inc.                                      3,368   84,166
    Central Pacific Financial Corp.                              6,301  194,890
    Central Valley Community Bancorp                             1,886   41,454
    Century Bancorp, Inc. Class A                                  368   24,546
    Charter Financial Corp.                                      1,777   31,950
    Chemical Financial Corp.                                    13,733  661,793
    Chemung Financial Corp.                                        665   26,933
    CIT Group, Inc.                                              6,200  295,430
    Citizens & Northern Corp.                                    1,038   23,957
    Citizens Community Bancorp, Inc.                             2,054   28,653
    Citizens Holding Co.                                           171    4,215
    City Holding Co.                                             2,188  143,598
#   Civista Bancshares, Inc.                                     1,249   25,542
    Clifton Bancorp, Inc.                                        6,789  113,308
    CNB Financial Corp.                                          1,934   50,980
    CNO Financial Group, Inc.                                   28,026  641,235
    Codorus Valley Bancorp, Inc.                                   933   26,087
    Columbia Banking System, Inc.                               11,315  450,790
#   Community Bank System, Inc.                                  9,041  496,351
*   Community Bankers Trust Corp.                                2,739   23,555
    Community Trust Bancorp, Inc.                                3,209  138,629
    ConnectOne Bancorp, Inc.                                     8,859  199,327
*   Consumer Portfolio Services, Inc.                            5,621   23,102
#*  Cowen, Inc.                                                  4,311   68,976
*   CU Bancorp                                                   1,456   53,726
*   Customers Bancorp, Inc.                                      5,217  155,727
    Dime Community Bancshares, Inc.                             10,533  219,086
    DNB Financial Corp.                                            372   12,815
    Donegal Group, Inc. Class A                                  7,034  106,073
    Donegal Group, Inc. Class B                                    592    9,206
    EMC Insurance Group, Inc.                                    5,269  145,951
    Employers Holdings, Inc.                                     9,698  420,408
#*  Encore Capital Group, Inc.                                   3,776  151,418
*   Enova International, Inc.                                    7,862  113,999
*   Enstar Group, Ltd.                                           2,646  536,080
#*  Entegra Financial Corp.                                        866   20,005
    Enterprise Bancorp, Inc.                                       353   11,928
    Enterprise Financial Services Corp.                          3,802  150,369
    ESSA Bancorp, Inc.                                           1,308   19,293
*   Ezcorp, Inc. Class A                                        18,858  147,092
    Fairfax Financial Holdings, Ltd.                               601  286,227
    Farmers Capital Bank Corp.                                   1,942   72,922
    Farmers National Banc Corp.                                  5,114   70,318
    FBL Financial Group, Inc. Class A                            4,662  316,550
*   FCB Financial Holdings, Inc. Class A                         5,758  271,490
    Federal Agricultural Mortgage Corp. Class C                  1,100   75,416
    Federated National Holding Co.                               5,094   81,096
#   Fidelity & Guaranty Life                                     3,407  106,128
    Fidelity Southern Corp.                                      6,539  137,711

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Financial Institutions, Inc.                                 3,518 $103,429
*   First Acceptance Corp.                                       5,500    4,950
    First American Financial Corp.                              19,968  966,651
*   First BanCorp(318672706)                                    54,205  317,641
    First Bancorp(318910106)                                     5,387  168,613
    First Bancorp, Inc.                                          1,809   48,734
#   First Bank                                                   1,860   23,901
    First Busey Corp.                                            3,079   90,030
    First Business Financial Services, Inc.                        600   12,756
    First Citizens BancShares, Inc. Class A                      2,236  822,893
    First Commonwealth Financial Corp.                          23,663  308,329
    First Community Bancshares, Inc.                             5,263  143,259
    First Connecticut Bancorp, Inc.                              2,886   73,882
    First Defiance Financial Corp.                               2,005  103,759
    First Financial Bancorp                                     12,228  313,037
    First Financial Corp.                                        1,400   64,470
    First Financial Northwest, Inc.                              2,949   48,393
*   First Foundation, Inc.                                       3,016   52,297
    First Interstate Bancsystem, Inc. Class A                    8,004  292,546
    First Merchants Corp.                                        9,652  390,327
    First Mid-Illinois Bancshares, Inc.                            395   14,453
    First Midwest Bancorp, Inc.                                 18,668  414,616
*   First Northwest Bancorp                                      1,905   29,051
    First of Long Island Corp. (The)                             1,596   44,608
    First South Bancorp, Inc.                                      720   12,391
    FirstCash, Inc.                                              3,202  186,196
*   Flagstar Bancorp, Inc.                                      14,114  459,552
    Flushing Financial Corp.                                     6,308  179,967
    FNB Corp.                                                   50,451  691,179
*   FNFV Group                                                  16,608  286,488
#*  Franklin Financial Network, Inc.                             1,068   36,899
    FS Bancorp, Inc.                                               299   13,560
    Fulton Financial Corp.                                      40,641  741,698
    Gain Capital Holdings, Inc.                                 17,960  120,512
*   Genworth Financial, Inc. Class A                            77,912  267,238
    German American Bancorp, Inc.                                  481   17,234
*   Global Indemnity, Ltd.                                       2,511   97,326
    Great Southern Bancorp, Inc.                                 3,414  177,357
    Great Western Bancorp, Inc.                                 12,578  490,668
*   Green Bancorp, Inc.                                          8,650  194,192
*   Green Dot Corp. Class A                                      9,828  395,479
*   Greenlight Capital Re, Ltd. Class A                          9,416  201,502
    Guaranty Bancorp                                             3,101   82,642
    Guaranty Federal Bancshares, Inc.                              100    2,150
*   Hallmark Financial Services, Inc.                            5,065   56,981
    Hancock Holding Co.                                         20,809  957,214
    Hanmi Financial Corp.                                        6,076  174,077
    Hanover Insurance Group, Inc. (The)                         10,453  991,572
    HCI Group, Inc.                                              3,566  160,791
    Heartland Financial USA, Inc.                                4,608  217,037
    Heritage Commerce Corp.                                      8,968  124,566
    Heritage Financial Corp.                                     8,641  235,035
#   Heritage Insurance Holdings, Inc.                            8,054  101,561

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Hilltop Holdings, Inc.                                    21,057 $  527,057
*   HMN Financial, Inc.                                          750     13,500
    Home Bancorp, Inc.                                           724     29,336
*   HomeStreet, Inc.                                           6,669    175,061
*   HomeTrust Bancshares, Inc.                                 4,946    119,446
    Hope Bancorp, Inc.                                        36,109    636,602
    HopFed Bancorp, Inc.                                         683      9,958
    Horace Mann Educators Corp.                                5,699    210,293
    Horizon Bancorp                                            5,596    147,567
*   Howard Bancorp, Inc.                                         700     13,755
    Iberiabank Corp.                                          10,447    844,640
    Independence Holding Co.                                   4,791    106,360
    Independent Bank Corp.(453836108)                          4,115    293,605
    Independent Bank Corp.(453838609)                          3,881     82,277
    Independent Bank Group, Inc.                               2,270    136,994
    Infinity Property & Casualty Corp.                         2,098    209,905
    International Bancshares Corp.                            19,438    688,105
*   INTL. FCStone, Inc.                                        3,667    143,490
    Investment Technology Group, Inc.                          8,110    178,988
#   Investors Bancorp, Inc.                                   75,714  1,005,482
    Investors Title Co.                                          125     22,065
    James River Group Holdings, Ltd.                           4,243    170,399
*   Janus Henderson Group P.L.C.                               3,634    121,703
    Kearny Financial Corp.                                    22,071    322,237
    Kemper Corp.                                              13,671    536,587
    Kentucky First Federal Bancorp                               120      1,176
    Kingstone Cos., Inc.                                         314      5,181
*   Ladenburg Thalmann Financial Services, Inc.                1,072      2,444
    Lakeland Bancorp, Inc.                                     8,519    164,843
    Landmark Bancorp, Inc.                                       196      5,811
    LCNB Corp.                                                   950     19,048
    LegacyTexas Financial Group, Inc.                          9,427    365,013
#   Legg Mason, Inc.                                          22,003    880,340
    Macatawa Bank Corp.                                        6,205     59,878
    Mackinac Financial Corp.                                   1,448     21,054
    Maiden Holdings, Ltd.                                     25,102    278,632
    MainSource Financial Group, Inc.                           5,846    204,259
*   Malvern Bancorp, Inc.                                        496     12,301
    Marlin Business Services Corp.                             3,590     93,340
    MB Financial, Inc.                                        19,445    795,300
*   MBIA, Inc.                                                33,114    336,769
    MBT Financial Corp.                                        6,681     64,138
    Mercantile Bank Corp.                                      3,478    110,670
    Meridian Bancorp, Inc.                                    11,551    203,875
    Meta Financial Group, Inc.                                 2,013    143,527
*   MGIC Investment Corp.                                      1,576     18,392
    Midland States Bancorp, Inc.                                 313      9,941
    MidSouth Bancorp, Inc.                                     2,318     26,078
    MidWestOne Financial Group, Inc.                           1,369     47,121
    MutualFirst Financial, Inc.                                  414     14,449
    National Bank Holdings Corp. Class A                       7,014    239,388
*   National Commerce Corp.                                      965     38,697
    National General Holdings Corp.                           13,543    287,247

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    National Western Life Group, Inc. Class A                    759 $  255,472
*   Nationstar Mortgage Holdings, Inc.                        20,495    365,426
    Navient Corp.                                             71,362  1,052,589
    Navigators Group, Inc. (The)                               6,932    395,124
    NBT Bancorp, Inc.                                          8,450    305,383
    Nelnet, Inc. Class A                                       8,117    398,464
#   New York Community Bancorp, Inc.                          71,722    941,710
    NewStar Financial, Inc.                                   12,126    132,658
*   Nicholas Financial, Inc.                                   1,554     13,675
*   NMI Holdings, Inc. Class A                                21,820    257,476
    Northeast Bancorp                                          1,166     25,069
    Northfield Bancorp, Inc.                                  11,826    198,559
    Northrim BanCorp, Inc.                                     1,773     51,683
    Northwest Bancshares, Inc.                                30,453    490,293
#   Norwood Financial Corp.                                       44      1,885
    OceanFirst Financial Corp.                                 3,249     87,983
#*  Ocwen Financial Corp.                                     15,331     44,000
    OFG Bancorp                                               15,064    151,393
#   Ohio Valley Banc Corp.                                       197      6,668
    Old Line Bancshares, Inc.                                  1,600     43,328
    Old National Bancorp                                      39,933    650,908
    Old Republic International Corp.                          57,000  1,118,340
    Old Second Bancorp, Inc.                                   3,622     42,921
*   On Deck Capital, Inc.                                      8,029     34,525
    OneBeacon Insurance Group, Ltd. Class A                    5,874    107,612
#*  OneMain Holdings, Inc.                                     1,760     47,062
    Oppenheimer Holdings, Inc. Class A                         4,895     77,096
    Opus Bank                                                  6,415    152,677
    Oritani Financial Corp.                                   11,869    197,025
    Orrstown Financial Services, Inc.                            570     14,250
    Pacific Continental Corp.                                  7,079    179,807
*   Pacific Premier Bancorp, Inc.                                846     30,371
    PacWest Bancorp                                           26,839  1,288,809
    Park Sterling Corp.                                       13,511    156,998
    Parke Bancorp, Inc.                                          640     12,928
    Patriot National Bancorp, Inc.                                60        978
    Peapack Gladstone Financial Corp.                          2,765     86,462
    Penns Woods Bancorp, Inc.                                    225      9,641
#   People's United Financial, Inc.                           81,193  1,416,006
    People's Utah Bancorp                                      1,308     36,362
    Peoples Bancorp, Inc.                                      6,526    212,748
*   PHH Corp.                                                 19,603    270,129
    Pinnacle Financial Partners, Inc.                          4,297    274,578
    Piper Jaffray Cos.                                         1,891    117,998
    Popular, Inc.                                             24,047  1,013,341
#*  PRA Group, Inc.                                            6,056    237,395
    Premier Financial Bancorp, Inc.                            1,481     28,139
    Prosperity Bancshares, Inc.                               15,628  1,001,755
    Provident Financial Holdings, Inc.                         3,183     60,477
    Provident Financial Services, Inc.                        15,607    413,898
    Prudential Bancorp, Inc.                                   1,535     26,356
    QCR Holdings, Inc.                                         1,636     75,174

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Radian Group, Inc.                                        39,764 $  692,689
*   Regional Management Corp.                                  2,461     59,039
    Reinsurance Group of America, Inc.                         7,812  1,095,242
    RenaissanceRe Holdings, Ltd.                               9,693  1,423,999
    Renasant Corp.                                            11,105    470,741
    Republic Bancorp, Inc. Class A                             2,681     96,248
    Riverview Bancorp, Inc.                                    6,235     47,324
*   Royal Bancshares of Pennsylvania, Inc. Class A             2,555     10,961
    S&T Bancorp, Inc.                                          8,236    311,980
*   Safeguard Scientifics, Inc.                                5,960     70,924
    Safety Insurance Group, Inc.                               3,256    231,013
    Sandy Spring Bancorp, Inc.                                 5,167    206,887
*   Santander Consumer USA Holdings, Inc.                     62,361    798,844
*   Seacoast Banking Corp. of Florida                          7,866    183,828
#   Selective Insurance Group, Inc.                           10,000    506,500
    Shore Bancshares, Inc.                                     3,076     51,954
    SI Financial Group, Inc.                                   2,784     43,013
    Sierra Bancorp                                             3,011     82,501
    Simmons First National Corp. Class A                       6,001    327,355
*   SmartFinancial, Inc.                                         598     14,992
    South State Corp.                                          4,319    361,716
*   Southern First Bancshares, Inc.                              266      9,802
    Southern Missouri Bancorp, Inc.                              320     10,371
    Southern National Bancorp of Virginia, Inc.                  653     11,049
    Southside Bancshares, Inc.                                 3,410    118,429
    Southwest Bancorp, Inc.                                    4,639    121,078
    Southwest Georgia Financial Corp.                             98      1,931
    State Auto Financial Corp.                                10,309    265,869
    State Bank Financial Corp.                                 6,607    181,362
    State National Cos., Inc.                                  1,626     33,951
    Stewart Information Services Corp.                         4,841    190,251
*   Stifel Financial Corp.                                    11,602    589,962
    Stonegate Bank                                             3,621    168,558
    Sun Bancorp, Inc.                                          2,758     67,157
    TCF Financial Corp.                                       33,961    535,225
    Territorial Bancorp, Inc.                                  2,366     71,288
*   Third Point Reinsurance, Ltd.                             22,738    330,838
    Timberland Bancorp, Inc.                                     400     10,784
    Tiptree, Inc.                                              7,900     54,115
    Towne Bank                                                10,053    314,659
    Trico Bancshares                                           4,901    180,847
*   TriState Capital Holdings, Inc.                            4,133     95,059
*   Triumph Bancorp, Inc.                                      1,268     36,011
    TrustCo Bank Corp. NY                                     18,233    151,334
    Trustmark Corp.                                           19,644    627,822
    UMB Financial Corp.                                          739     51,479
    Umpqua Holdings Corp.                                     54,549  1,011,338
*   Unico American Corp.                                       1,400     13,020
    Union Bankshares Corp.                                    11,389    351,806
    United Bankshares, Inc.                                   15,786    544,617
    United Community Banks, Inc.                              14,166    393,248
    United Community Financial Corp.                          12,743    117,236
    United Financial Bancorp, Inc.                            13,091    236,816

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    United Fire Group, Inc.                                   6,646 $   299,868
    Unity Bancorp, Inc.                                         653      12,081
    Univest Corp. of Pennsylvania                             5,246     160,003
    Validus Holdings, Ltd.                                   17,385     935,139
    Valley National Bancorp                                  52,055     618,413
*   Veritex Holdings, Inc.                                    1,542      41,094
#   Virtus Investment Partners, Inc.                            558      65,732
    Voya Financial, Inc.                                      2,574     101,004
#   Waddell & Reed Financial, Inc. Class A                    2,785      57,566
*   Walker & Dunlop, Inc.                                     5,841     293,510
    Washington Federal, Inc.                                 14,958     500,345
    Washington Trust Bancorp, Inc.                            2,303     125,398
    WashingtonFirst Bankshares, Inc.                            525      17,976
    Waterstone Financial, Inc.                                6,928     130,593
    WesBanco, Inc.                                           10,937     418,122
    West Bancorporation, Inc.                                   281       6,463
    Western New England Bancorp, Inc.                         5,649      56,208
    White Mountains Insurance Group, Ltd.                       980     847,308
    Wintrust Financial Corp.                                 10,469     788,420
*   World Acceptance Corp.                                    1,618     122,272
    WR Berkley Corp.                                            188      12,966
    WSFS Financial Corp.                                      5,194     234,509
*   Xenith Bankshares, Inc.                                   6,801     191,652
                                                                    -----------
Total Financials                                                     79,941,752
                                                                    -----------
Health Care -- (5.4%)
#*  Acadia Healthcare Co., Inc.                              15,945     843,969
    Aceto Corp.                                               6,968     117,620
*   Achillion Pharmaceuticals, Inc.                          16,615      68,122
*   Acorda Therapeutics, Inc.                                15,529     336,203
*   Addus HomeCare Corp.                                      6,024     204,515
*   Adverum Biotechnologies, Inc.                             4,151      10,585
*   Allscripts Healthcare Solutions, Inc.                    51,674     636,107
*   Almost Family, Inc.                                       7,459     368,848
*   AMAG Pharmaceuticals, Inc.                                  953      18,726
*   American Shared Hospital Services                           400       1,500
*   Amphastar Pharmaceuticals, Inc.                          12,653     218,644
    Analogic Corp.                                            2,683     188,347
*   AngioDynamics, Inc.                                      12,603     204,799
*   ANI Pharmaceuticals, Inc.                                 1,164      56,722
*   Anika Therapeutics, Inc.                                  2,604     133,221
*   Applied Genetic Technologies Corp.                        4,817      22,881
#*  Aptevo Therapeutics, Inc.                                 3,731       6,865
*   Ardelyx, Inc.                                             3,800      19,760
#*  Brookdale Senior Living, Inc.                            35,050     497,710
*   Cascadian Therapeutics, Inc.                              4,630      18,937
*   Celldex Therapeutics, Inc.                                5,149      11,791
*   Cempra, Inc.                                              6,444      25,776
*   Chimerix, Inc.                                           16,157      80,300
*   Community Health Systems, Inc.                           18,612     133,076
*   Concert Pharmaceuticals, Inc.                             1,036      14,949
    CONMED Corp.                                              6,019     308,895
*   Cross Country Healthcare, Inc.                            6,772      79,639

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   CryoLife, Inc.                                             8,744 $  163,950
#*  Cumberland Pharmaceuticals, Inc.                           3,402     22,861
#*  Depomed, Inc.                                              8,045     82,944
    Digirad Corp.                                              7,000     28,700
*   Emergent BioSolutions, Inc.                                8,915    324,239
*   Endo International P.L.C.                                 46,193    509,047
    Ensign Group, Inc. (The)                                  10,164    227,369
*   Envision Healthcare Corp.                                 20,098  1,134,130
#*  Esperion Therapeutics, Inc.                                4,214    190,852
*   Exactech, Inc.                                             3,062     89,257
*   Five Star Senior Living, Inc.                              3,016      4,826
*   FONAR Corp.                                                1,830     47,031
*   Haemonetics Corp.                                          9,618    395,588
*   Halyard Health, Inc.                                      15,387    618,865
*   Harvard Bioscience, Inc.                                   8,680     24,304
*   HealthStream, Inc.                                         3,795     89,638
*   HMS Holdings Corp.                                        15,665    314,553
*   Horizon Pharma P.L.C.                                     26,455    316,931
*   Impax Laboratories, Inc.                                   2,601     50,329
*   Infinity Pharmaceuticals, Inc.                             4,070      5,820
*   InfuSystem Holdings, Inc.                                  2,347      4,342
*   Integer Holdings Corp.                                     8,618    394,704
#*  Intra-Cellular Therapies, Inc.                            11,536    133,472
#   Invacare Corp.                                            11,626    181,947
    Kewaunee Scientific Corp.                                    637     16,116
*   Kindred Biosciences, Inc.                                  7,326     53,480
    Kindred Healthcare, Inc.                                  26,284    235,242
*   LHC Group, Inc.                                            3,928    227,431
*   LifePoint Health, Inc.                                     8,598    510,721
*   LivaNova P.L.C.                                            6,070    369,906
    Luminex Corp.                                              8,320    169,978
*   Magellan Health, Inc.                                      4,731    352,696
*   Mallinckrodt P.L.C.                                       18,449    844,964
#*  MEDNAX, Inc.                                               5,836    274,175
*   Merit Medical Systems, Inc.                                9,607    393,887
*   Micron Solutions, Inc.                                       291      1,152
#*  Mirati Therapeutics, Inc.                                  2,576     12,880
#*  Molina Healthcare, Inc.                                   12,822    856,510
#*  Myriad Genetics, Inc.                                      3,346     81,207
    National HealthCare Corp.                                  2,014    131,252
*   Natus Medical, Inc.                                        4,541    159,843
*   Neurotrope, Inc.                                           2,200     10,208
#*  NewLink Genetics Corp.                                     3,388     24,461
*   Nuvectra Corp.                                             5,379     62,719
#*  Opko Health, Inc.                                          1,700     10,965
*   OraSure Technologies, Inc.                                16,805    294,760
*   Orthofix International NV                                  2,865    124,284
#   Owens & Minor, Inc.                                       13,325    429,465
#   PDL BioPharma, Inc.                                       32,650     74,115
*   PharMerica Corp.                                           7,632    191,945
*   Prestige Brands Holdings, Inc.                             3,572    191,566
*   Providence Service Corp. (The)                             2,891    149,002
*   Quorum Health Corp.                                       11,065     37,732

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
*   RTI Surgical, Inc.                                       12,022 $    68,525
*   SciClone Pharmaceuticals, Inc.                            8,478      92,834
*   SeaSpine Holdings Corp.                                   2,563      28,911
*   Select Medical Holdings Corp.                            26,235     425,007
*   Spectrum Pharmaceuticals, Inc.                           11,345      84,634
#*  Taro Pharmaceutical Industries, Ltd.                      1,955     223,515
*   Tetraphase Pharmaceuticals, Inc.                          6,430      42,052
*   Tivity Health, Inc.                                         565      22,402
*   Triple-S Management Corp. Class B                         4,208      65,140
*   United Therapeutics Corp.                                 4,622     593,465
*   VWR Corp.                                                13,887     458,271
*   WellCare Health Plans, Inc.                                 161      28,495
*   Zafgen, Inc.                                              8,180      27,648
                                                                    -----------
Total Health Care                                                    18,437,767
                                                                    -----------
Industrials -- (18.8%)
    AAR Corp.                                                 6,561     245,381
    ABM Industries, Inc.                                     14,936     666,444
*   Acacia Research Corp.                                    14,679      50,643
*   ACCO Brands Corp.                                        28,133     327,749
    Acme United Corp.                                           100       2,767
    Actuant Corp. Class A                                    18,862     456,460
*   AECOM                                                    68,122   2,173,092
*   Aegion Corp.                                              6,770     162,074
*   Aerovironment, Inc.                                         300      11,337
    AGCO Corp.                                               20,873   1,505,778
#   Air Lease Corp.                                          46,711   1,848,821
*   Air Transport Services Group, Inc.                       16,999     414,096
    Aircastle, Ltd.                                          20,315     478,215
    Alamo Group, Inc.                                         6,209     577,499
    Albany International Corp. Class A                       13,801     738,354
*   Alpha PRO Tech, Ltd.                                      3,388      11,689
    AMERCO                                                    3,283   1,275,643
*   Ameresco, Inc. Class A                                    5,950      38,973
#   American Railcar Industries, Inc.                         3,348     123,106
*   AMREP Corp.                                                 600       4,128
*   ARC Document Solutions, Inc.                             15,133      52,360
*   ARC Group Worldwide, Inc.                                 2,464       7,146
    ArcBest Corp.                                             8,910     247,698
*   Armstrong Flooring, Inc.                                  9,365     162,576
*   Arotech Corp.                                             8,575      30,870
    Astec Industries, Inc.                                    5,900     296,593
*   Astronics Corp.                                           5,605     163,946
*   Atlas Air Worldwide Holdings, Inc.                        6,497     385,922
    AZZ, Inc.                                                11,082     561,857
*   Babcock & Wilcox Enterprises, Inc.                       14,427     151,484
    Barnes Group, Inc.                                       11,722     705,430
*   Beacon Roofing Supply, Inc.                               3,910     179,586
*   BMC Stock Holdings, Inc.                                 12,542     275,924
    Brady Corp. Class A                                       8,910     295,812
    Briggs & Stratton Corp.                                   7,571     177,313
*   Broadwind Energy, Inc.                                    2,514      11,112
*   CAI International, Inc.                                   5,765     151,216

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Carlisle Cos., Inc.                                        1,396 $  136,236
*   CBIZ, Inc.                                                17,838    264,894
*   CDI Corp.                                                  6,280     51,810
    CECO Environmental Corp.                                   6,837     66,045
#   Celadon Group, Inc.                                        8,097     36,841
*   Chart Industries, Inc.                                    11,609    394,706
#   Chicago Bridge & Iron Co. NV                               8,603    161,220
    CIRCOR International, Inc.                                 3,745    187,475
*   Civeo Corp.                                                6,350     12,256
*   Clean Harbors, Inc.                                       11,053    627,810
*   Colfax Corp.                                              33,031  1,363,520
    Columbus McKinnon Corp.                                    5,038    129,980
*   Commercial Vehicle Group, Inc.                             7,625     66,948
    CompX International, Inc.                                    200      2,900
    Copa Holdings SA Class A                                   4,518    566,828
    Costamare, Inc.                                            2,970     19,097
*   Covenant Transportation Group, Inc. Class A                2,919     54,731
*   CPI Aerostructures, Inc.                                   3,207     30,467
    CRA International, Inc.                                    3,010    116,818
*   CSW Industrials, Inc.                                      2,777    108,442
    Cubic Corp.                                                7,062    336,504
    Curtiss-Wright Corp.                                       3,672    354,054
*   DigitalGlobe, Inc.                                        16,389    571,976
    DMC Global, Inc.                                           1,787     24,839
    Douglas Dynamics, Inc.                                     2,556     81,281
*   Ducommun, Inc.                                             3,539    102,489
*   DXP Enterprises, Inc.                                      1,989     56,866
#*  Eagle Bulk Shipping, Inc.                                  1,924      8,331
    Eastern Co. (The)                                            510     14,841
#*  Echo Global Logistics, Inc.                                6,865     93,707
    Ecology and Environment, Inc. Class A                        210      2,625
    Encore Wire Corp.                                          5,068    226,033
    EnerSys                                                    4,033    291,465
*   Engility Holdings, Inc.                                   12,069    352,053
    Ennis, Inc.                                                6,015    115,789
    ESCO Technologies, Inc.                                    5,649    348,543
    Essendant, Inc.                                            7,167     89,444
*   Esterline Technologies Corp.                               7,691    742,182
    Federal Signal Corp.                                      18,356    339,586
    Fluor Corp.                                                  797     34,614
    Forward Air Corp.                                          5,341    276,824
*   Franklin Covey Co.                                         3,400     63,410
    Franklin Electric Co., Inc.                                1,453     58,701
    FreightCar America, Inc.                                   4,774     78,485
*   FTI Consulting, Inc.                                      11,265    369,605
*   Fuel Tech, Inc.                                            1,990      1,731
    GATX Corp.                                                 8,248    509,974
#*  Genco Shipping & Trading, Ltd.                             2,204     22,437
*   Gencor Industries, Inc.                                    1,822     29,243
    General Cable Corp.                                          800     15,440
#*  Genesee & Wyoming, Inc. Class A                           15,696  1,022,751
*   Gibraltar Industries, Inc.                                 7,121    212,562
*   Goldfield Corp. (The)                                      9,600     48,960

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Gorman-Rupp Co. (The)                                     10,402 $  314,348
*   GP Strategies Corp.                                        4,357    124,828
    Graham Corp.                                               1,591     31,836
    Granite Construction, Inc.                                 9,102    446,180
*   Great Lakes Dredge & Dock Corp.                           18,178     71,803
    Greenbrier Cos., Inc. (The)                                4,175    187,875
#   Griffon Corp.                                             10,863    222,692
    Hardinge, Inc.                                             3,769     45,605
    Heidrick & Struggles International, Inc.                   6,255    113,216
*   Heritage-Crystal Clean, Inc.                               3,150     59,220
#*  Hertz Global Holdings, Inc.                               12,002    164,067
*   Hill International, Inc.                                   8,440     42,622
    Houston Wire & Cable Co.                                   4,069     23,397
*   Hub Group, Inc. Class A                                    7,263    247,305
    Hudson Global, Inc.                                        1,700      2,278
#*  Hudson Technologies, Inc.                                  2,934     23,736
    Hurco Cos., Inc.                                           1,730     57,004
*   Huron Consulting Group, Inc.                               4,366    154,993
    Hyster-Yale Materials Handling, Inc.                       2,438    172,757
*   ICF International, Inc.                                    4,105    185,751
*   IES Holdings, Inc.                                         1,262     21,454
*   InnerWorkings, Inc.                                       22,744    268,152
    Insteel Industries, Inc.                                   3,049     80,250
    ITT, Inc.                                                 16,350    670,350
    Jacobs Engineering Group, Inc.                            32,915  1,735,279
*   JetBlue Airways Corp.                                     84,042  1,843,041
    Kadant, Inc.                                               1,982    154,695
    Kaman Corp.                                                5,844    298,745
#   KBR, Inc.                                                 29,307    437,260
    Kelly Services, Inc. Class A                               9,154    203,860
    Kennametal, Inc.                                           3,282    121,106
*   Key Technology, Inc.                                         987     14,114
*   KEYW Holding Corp. (The)                                   7,521     66,410
#*  Kirby Corp.                                               14,913    908,202
*   KLX, Inc.                                                 17,210    893,543
    Korn/Ferry International                                  13,257    443,447
*   Lawson Products, Inc.                                      1,607     37,041
*   Layne Christensen Co.                                      4,456     47,189
    LB Foster Co. Class A                                      3,630     63,888
    LS Starrett Co. (The) Class A                                489      3,912
    LSC Communications, Inc.                                     530     11,331
    LSI Industries, Inc.                                       5,575     46,663
*   Lydall, Inc.                                                 751     37,175
    Macquarie Infrastructure Corp.                               170     12,888
*   Manitex International, Inc.                                  195      1,379
*   Manitowoc Co., Inc. (The)                                 54,581    311,658
    ManpowerGroup, Inc.                                       13,625  1,459,919
    Marten Transport, Ltd.                                    14,216    226,745
*   MasTec, Inc.                                              16,494    762,023
    Matson, Inc.                                               5,476    154,423
    Matthews International Corp. Class A                       3,692    242,011
    McGrath RentCorp                                           5,173    183,797
*   Mercury Systems, Inc.                                      8,735    383,554

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Miller Industries, Inc.                                    2,674 $   69,791
*   Mistras Group, Inc.                                        5,968    120,255
    Mobile Mini, Inc.                                          8,725    268,730
*   Moog, Inc. Class A                                         6,808    505,971
*   MRC Global, Inc.                                           5,020     82,027
*   MYR Group, Inc.                                            3,242    103,128
    National Presto Industries, Inc.                             585     66,164
*   Navigant Consulting, Inc.                                 12,572    212,844
    NN, Inc.                                                   9,772    270,684
*   Northwest Pipe Co.                                         4,013     60,636
*   NOW, Inc.                                                 24,825    395,462
#*  NV5 Global, Inc.                                           2,059     85,551
*   On Assignment, Inc.                                       11,767    579,525
    Orbital ATK, Inc.                                          1,319    134,775
#*  Orion Energy Systems, Inc.                                 5,713      6,627
*   Orion Group Holdings, Inc.                                 8,609     60,435
    Owens Corning                                             30,111  2,018,943
*   PAM Transportation Services, Inc.                          1,458     25,559
    Park-Ohio Holdings Corp.                                   2,900    115,275
*   Patriot Transportation Holding, Inc.                         178      3,561
*   Perma-Pipe International Holdings, Inc.                    1,500     11,850
    Powell Industries, Inc.                                    4,041    128,706
    Preformed Line Products Co.                                1,034     50,376
    Primoris Services Corp.                                   10,932    272,425
    Quad/Graphics, Inc.                                        2,231     50,108
    Quanex Building Products Corp.                            10,042    215,903
*   Quanta Services, Inc.                                     38,352  1,293,613
*   Radiant Logistics, Inc.                                   12,254     53,060
    Raven Industries, Inc.                                     4,514    155,282
*   RBC Bearings, Inc.                                           303     31,312
*   RCM Technologies, Inc.                                     4,177     22,222
    Regal Beloit Corp.                                        10,781    898,596
    Resources Connection, Inc.                                10,756    143,593
*   Revolution Lighting Technologies, Inc.                     1,826     13,494
*   Roadrunner Transportation Systems, Inc.                   13,310     92,904
*   RPX Corp.                                                 17,489    239,075
*   Rush Enterprises, Inc. Class A                             5,805    250,370
*   Rush Enterprises, Inc. Class B                             1,650     67,122
    Ryder System, Inc.                                        11,573    842,051
*   Saia, Inc.                                                 4,947    268,869
*   SIFCO Industries, Inc.                                       659      4,415
    Simpson Manufacturing Co., Inc.                           10,283    455,434
    SkyWest, Inc.                                             13,482    492,093
*   SP Plus Corp.                                              4,752    155,390
*   Sparton Corp.                                              2,441     56,289
    Spartan Motors, Inc.                                       9,015     79,783
*   Spirit Airlines, Inc.                                     13,831    537,334
*   SPX FLOW, Inc.                                             4,725    167,549
    Steelcase, Inc. Class A                                   17,798    242,943
*   Sterling Construction Co., Inc.                            6,799     86,891
    Supreme Industries, Inc. Class A                           4,975     74,824
#*  Team, Inc.                                                 5,131     73,630
*   Teledyne Technologies, Inc.                                4,327    589,943
    Terex Corp.                                               21,994    865,904

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Tetra Tech, Inc.                                         13,163 $   624,584
    Textainer Group Holdings, Ltd.                            7,196     116,575
*   Thermon Group Holdings, Inc.                              8,245     147,338
    Titan International, Inc.                                16,208     206,652
*   Titan Machinery, Inc.                                     7,344     131,090
*   TriMas Corp.                                              8,811     214,548
    Trinity Industries, Inc.                                 46,408   1,272,043
    Triton International, Ltd.                               13,391     482,879
#   Triumph Group, Inc.                                      10,610     271,616
*   TrueBlue, Inc.                                            9,453     241,524
*   Tutor Perini Corp.                                       12,998     345,747
*   Twin Disc, Inc.                                           2,022      34,212
*   Ultralife Corp.                                             969       6,686
    UniFirst Corp.                                            2,836     403,421
    Universal Forest Products, Inc.                           4,394     368,437
*   USA Truck, Inc.                                           1,857      17,196
#*  USG Corp.                                                14,491     391,837
*   Vectrus, Inc.                                             1,937      65,877
*   Veritiv Corp.                                             3,347     124,341
*   Versar, Inc.                                                700         819
    Viad Corp.                                                4,624     247,615
*   Virco Manufacturing Corp.                                 4,400      23,980
    VSE Corp.                                                 1,686      87,419
#   Wabash National Corp.                                    14,256     272,004
    Watts Water Technologies, Inc. Class A                    3,468     223,339
    Werner Enterprises, Inc.                                 16,559     490,974
*   Wesco Aircraft Holdings, Inc.                            25,443     276,057
*   WESCO International, Inc.                                13,228     677,935
*   Willis Lease Finance Corp.                                2,293      57,967
#*  XPO Logistics, Inc.                                      22,429   1,348,207
                                                                    -----------
Total Industrials                                                    64,444,695
                                                                    -----------
Information Technology -- (11.8%)
*   Actua Corp.                                              16,954     228,879
*   Acxiom Corp.                                             32,684     881,487
*   ADDvantage Technologies Group, Inc.                       1,399       2,126
    ADTRAN, Inc.                                             26,770     627,756
*   Agilysys, Inc.                                            6,504      65,430
*   Alpha & Omega Semiconductor, Ltd.                         5,883     104,129
*   Amkor Technology, Inc.                                   63,926     662,913
*   Amtech Systems, Inc.                                      1,501      13,254
*   Anixter International, Inc.                               7,650     602,437
#*  Applied Optoelectronics, Inc.                             1,934     188,546
*   ARRIS International P.L.C.                               33,561     938,366
*   Arrow Electronics, Inc.                                  32,586   2,648,916
    AstroNova, Inc.                                           1,475      20,355
*   Aviat Networks, Inc.                                      1,600      30,096
    Avnet, Inc.                                              44,699   1,715,548
    AVX Corp.                                                29,446     526,200
*   Aware, Inc.                                               4,272      19,651
*   Axcelis Technologies, Inc.                                8,620     191,364
*   AXT, Inc.                                                12,387     108,386
*   Bankrate, Inc.                                           19,350     268,965

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B                                       3,659 $ 92,390
    Belden, Inc.                                                 3,029  217,906
*   Benchmark Electronics, Inc.                                  9,349  314,594
    Black Box Corp.                                              6,583   52,006
*   Blackhawk Network Holdings, Inc.                             9,875  431,044
*   Blucora, Inc.                                               14,134  316,602
#*  BroadVision, Inc.                                            1,325    5,499
    Brocade Communications Systems, Inc.                        75,774  957,026
    Brooks Automation, Inc.                                     15,210  373,558
*   BSQUARE Corp.                                                2,065   11,771
*   CACI International, Inc. Class A                             5,263  658,401
*   Calix, Inc.                                                 17,253  118,183
#*  Cars.com, Inc.                                              14,200  345,060
*   Clearfield, Inc.                                             1,200   13,800
*   Coherent, Inc.                                               3,049  807,985
    Cohu, Inc.                                                   8,677  158,095
    Communications Systems, Inc.                                 2,300    9,890
    Computer Task Group, Inc.                                    2,470   13,634
    Comtech Telecommunications Corp.                             7,920  142,560
*   Control4 Corp.                                               3,861   88,224
    Convergys Corp.                                             17,490  419,235
*   Cray, Inc.                                                   7,976  164,306
*   Cree, Inc.                                                  27,514  712,888
    CSP, Inc.                                                       66      677
    CTS Corp.                                                    8,123  178,706
*   CyberOptics Corp.                                              885   14,603
    Daktronics, Inc.                                            12,960  126,749
*   DHI Group, Inc.                                             19,403   42,687
*   Digi International, Inc.                                     9,527   99,557
*   Diodes, Inc.                                                12,034  319,262
*   DSP Group, Inc.                                              3,572   45,007
*   EchoStar Corp. Class A                                      12,908  783,903
*   Edgewater Technology, Inc.                                   3,967   28,126
*   Electro Scientific Industries, Inc.                         12,244  105,911
*   Electronics for Imaging, Inc.                               10,573  513,636
    Emcore Corp.                                                 3,590   41,644
*   EnerNOC, Inc.                                                9,209   70,449
*   Entegris, Inc.                                              18,555  484,285
*   ePlus, Inc.                                                  3,040  245,936
*   Everi Holdings, Inc.                                         7,959   59,374
*   Evolving Systems, Inc.                                       2,454   12,025
*   ExlService Holdings, Inc.                                      847   48,745
*   Fabrinet                                                     7,685  345,902
*   FARO Technologies, Inc.                                      4,010  158,395
*   Finisar Corp.                                                3,906  106,321
#*  First Solar, Inc.                                           11,563  570,172
#*  Fitbit, Inc. Class A                                        22,886  118,092
*   FormFactor, Inc.                                            14,214  186,203
*   Frequency Electronics, Inc.                                  2,659   22,867
*   GSI Technology, Inc.                                         4,816   34,964
#*  Harmonic, Inc.                                              38,898  159,482
*   II-VI, Inc.                                                 13,153  501,129
#*  Infinera Corp.                                              24,934  292,476

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                                  8,734 $  353,902
#*  Internap Corp.                                            10,026     38,099
*   inTEST Corp.                                               1,610     14,007
*   Intevac, Inc.                                              5,464     62,016
*   IntriCon Corp.                                               700      5,250
    IXYS Corp.                                                11,153    194,062
    Jabil, Inc.                                               41,431  1,263,645
*   Kemet Corp.                                                5,338     89,945
*   Key Tronic Corp.                                           2,718     19,760
*   Kimball Electronics, Inc.                                  9,720    189,054
#*  Knowles Corp.                                             24,185    366,403
*   Kulicke & Soffa Industries, Inc.                          11,177    240,753
*   KVH Industries, Inc.                                       3,206     34,945
*   Leaf Group, Ltd.                                           1,123      8,479
*   Lightpath Technologies, Inc. Class A                       1,873      4,832
*   Limelight Networks, Inc.                                  16,088     55,021
*   Liquidity Services, Inc.                                   6,518     44,322
    ManTech International Corp. Class A                        6,874    273,035
*   Marchex, Inc. Class B                                      9,439     27,373
    Marvell Technology Group, Ltd.                             7,092    110,352
#*  Meet Group, Inc.(The)                                     25,341    127,212
    Methode Electronics, Inc.                                  1,162     46,189
*   Microsemi Corp.                                            1,348     70,204
    MKS Instruments, Inc.                                      2,241    187,460
*   ModusLink Global Solutions, Inc.                          11,199     18,814
    Monotype Imaging Holdings, Inc.                            5,184     97,718
#   MTS Systems Corp.                                          2,359    124,319
*   Nanometrics, Inc.                                          5,858    156,116
*   Napco Security Technologies, Inc.                          1,772     16,214
*   NCI, Inc. Class A                                          1,009     20,130
#*  NeoPhotonics Corp.                                        13,287    107,226
*   NETGEAR, Inc.                                              7,554    361,837
#*  Netscout Systems, Inc.                                    16,089    555,070
    Network-1 Technologies, Inc.                               3,000     12,900
#*  NeuStar, Inc. Class A                                        392     13,093
*   Novanta, Inc.                                              5,348    197,341
*   ON Semiconductor Corp.                                    58,907    880,660
*   Optical Cable Corp.                                        1,600      3,600
#*  OSI Systems, Inc.                                          4,362    348,829
*   PAR Technology Corp.                                       4,662     41,772
    Park Electrochemical Corp.                                 6,663    125,198
    PC Connection, Inc.                                        6,242    161,044
    PC-Tel, Inc.                                               4,282     30,445
*   PCM, Inc.                                                  3,084     38,165
#*  PDF Solutions, Inc.                                        3,423     54,939
*   Perficient, Inc.                                           9,552    179,578
*   Photronics, Inc.                                          18,041    181,312
*   Plexus Corp.                                               7,190    385,456
*   PRGX Global, Inc.                                          2,300     14,375
*   QuinStreet, Inc.                                           3,508     13,646
*   Radisys Corp.                                              8,698     21,223
*   Rambus, Inc.                                              22,083    284,650
*   RealNetworks, Inc.                                         5,224     22,724

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
    Reis, Inc.                                                1,044 $    22,342
#   RF Industries, Ltd.                                         681       1,260
    Richardson Electronics, Ltd.                              3,224      18,893
*   Rogers Corp.                                              4,113     485,211
*   Rubicon Project, Inc. (The)                              13,046      61,316
*   Rudolph Technologies, Inc.                                8,606     212,998
*   Sanmina Corp.                                            20,163     722,844
*   ScanSource, Inc.                                          6,350     251,460
*   Seachange International, Inc.                             7,472      21,220
*   ShoreTel, Inc.                                           15,837     117,986
*   Sigma Designs, Inc.                                      10,655      69,257
*   SMTC Corp.                                                1,377       1,680
*   SolarEdge Technologies, Inc.                              2,454      56,319
*   Sonus Networks, Inc.                                     14,178      96,836
*   StarTek, Inc.                                             3,000      36,900
*   Stratasys, Ltd.                                           4,752     114,000
*   Super Micro Computer, Inc.                               11,719     314,655
*   Sykes Enterprises, Inc.                                  10,441     354,994
#*  Synaptics, Inc.                                           4,607     242,374
*   Synchronoss Technologies, Inc.                            8,428     142,265
    SYNNEX Corp.                                              7,365     875,846
    Systemax, Inc.                                            4,576      82,917
*   Tech Data Corp.                                           7,620     780,288
*   TechTarget, Inc.                                          8,427      80,815
*   Telenav, Inc.                                             2,378      17,835
    Tessco Technologies, Inc.                                 1,784      23,816
    TiVo Corp.                                               35,879     703,228
*   Tremor Video, Inc.                                          780       1,630
*   TTM Technologies, Inc.                                   26,524     460,987
*   Ultra Clean Holdings, Inc.                               11,967     280,626
*   VASCO Data Security International, Inc.                   5,044      68,094
*   Veeco Instruments, Inc.                                   7,589     233,741
#*  VeriFone Systems, Inc.                                   19,161     373,831
*   Verint Systems, Inc.                                     11,167     442,772
*   Virtusa Corp.                                             5,748     190,546
#   Vishay Intertechnology, Inc.                             36,768     656,309
*   Vishay Precision Group, Inc.                              2,563      44,852
*   Xcerra Corp.                                             19,154     185,985
    Xerox Corp.                                              34,944   1,071,732
*   XO Group, Inc.                                            4,411      80,633
    Xperi Corp.                                               2,655      77,659
    YuMe, Inc.                                                6,210      26,951
                                                                    -----------
Total Information Technology                                         40,387,363
                                                                    -----------
Materials -- (4.6%)
    A Schulman, Inc.                                          4,873     128,160
#*  AgroFresh Solutions, Inc.                                 8,611      67,166
    Alcoa Corp.                                               2,204      80,226
#   Allegheny Technologies, Inc.                             17,235     326,431
    American Vanguard Corp.                                   7,318     129,529
    Ampco-Pittsburgh Corp.                                    2,829      40,879
    Ashland Global Holdings, Inc.                               807      52,431
*   Boise Cascade Co.                                         9,960     302,286

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    Cabot Corp.                                                5,434 $  295,229
    Calgon Carbon Corp.                                       10,080    161,280
#   Carpenter Technology Corp.                                13,131    530,886
#   CF Industries Holdings, Inc.                              29,745    873,016
*   Clearwater Paper Corp.                                     3,897    191,538
*   Coeur Mining, Inc.                                        27,538    228,015
    Commercial Metals Co.                                     21,100    392,460
*   Core Molding Technologies, Inc.                            2,490     47,484
    Domtar Corp.                                              15,067    588,517
    Ferroglobe P.L.C.                                         20,703    264,584
    Friedman Industries, Inc.                                  1,905     10,325
    FutureFuel Corp.                                          14,713    214,221
    Gold Resource Corp.                                        4,795     20,331
    Greif, Inc. Class A                                        5,373    301,372
    Greif, Inc. Class B                                          400     23,960
*   Handy & Harman, Ltd.                                         538     17,808
    Hawkins, Inc.                                              2,037     91,563
    Haynes International, Inc.                                 3,948    123,493
    HB Fuller Co.                                             11,074    570,532
    Hecla Mining Co.                                         130,656    706,849
    Huntsman Corp.                                            30,630    815,371
    Innophos Holdings, Inc.                                    4,390    183,370
    Innospec, Inc.                                             5,513    344,011
#*  Intrepid Potash, Inc.                                     25,774     78,095
    KapStone Paper and Packaging Corp.                        22,203    507,561
*   Kraton Corp.                                               6,676    248,347
    Kronos Worldwide, Inc.                                     3,420     72,914
*   LSB Industries, Inc.                                       3,651     25,849
    Materion Corp.                                             6,626    254,770
    Mercer International, Inc.                                14,124    155,364
    Minerals Technologies, Inc.                                6,685    473,298
    Olin Corp.                                                26,454    779,864
    Olympic Steel, Inc.                                        3,793     64,822
    PH Glatfelter Co.                                         10,635    217,698
#*  Platform Specialty Products Corp.                         47,281    662,407
#*  Real Industry, Inc.                                        7,224     21,311
    Reliance Steel & Aluminum Co.                             21,094  1,526,362
*   Resolute Forest Products, Inc.                            21,514    100,040
    Schnitzer Steel Industries, Inc. Class A                   8,293    213,959
    Schweitzer-Mauduit International, Inc.                     6,213    238,703
    Stepan Co.                                                 4,884    401,318
*   SunCoke Energy, Inc.                                      19,275    172,511
*   Synalloy Corp.                                               842      9,515
#*  TimkenSteel Corp.                                         14,881    236,459
*   Trecora Resources                                          3,192     36,868
    Tredegar Corp.                                             6,533     98,648
    Tronox, Ltd. Class A                                      16,562    320,972
*   UFP Technologies, Inc.                                     1,242     35,832
    United States Lime & Minerals, Inc.                          941     76,428
#   United States Steel Corp.                                 21,590    507,149

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
*     Universal Stainless & Alloy Products, Inc.             2,690 $     51,110
                                                                   ------------
Total Materials                                                      15,711,497
                                                                   ------------
Real Estate -- (0.9%)
      Alexander & Baldwin, Inc.                             17,930      751,805
      Consolidated-Tomoka Land Co.                             650       36,036
*     Forestar Group, Inc.                                  12,877      220,841
*     FRP Holdings, Inc.                                       536       24,736
      Jones Lang LaSalle, Inc.                               2,689      342,095
      Kennedy-Wilson Holdings, Inc.                         13,593      273,219
      RE/MAX Holdings, Inc. Class A                          3,415      198,582
#     Realogy Holdings Corp.                                27,392      909,414
#*    St Joe Co. (The)                                       9,775      176,439
      Stratus Properties, Inc.                                 650       18,622
*     Tejon Ranch Co.                                        1,111       23,309
                                                                   ------------
Total Real Estate                                                     2,975,098
                                                                   ------------
Telecommunication Services -- (0.6%)
      ATN International, Inc.                                3,290      190,820
      Consolidated Communications Holdings, Inc.             2,456       44,208
#     Frontier Communications Corp.                         15,962      244,378
*     General Communication, Inc. Class A                      115        4,907
*     Hawaiian Telcom Holdco, Inc.                             670       19,591
      IDT Corp. Class B                                      4,240       62,794
#*    Iridium Communications, Inc.                          10,366      103,142
*     Lumos Networks Corp.                                   6,305      112,923
*     ORBCOMM, Inc.                                         15,047      174,696
      Spok Holdings, Inc.                                    6,453      105,829
      Telephone & Data Systems, Inc.                        23,909      679,733
*     United States Cellular Corp.                           6,363      241,030
#     Windstream Holdings, Inc.                             21,258       80,568
                                                                   ------------
Total Telecommunication Services                                      2,064,619
                                                                   ------------
Utilities -- (0.8%)
*     Calpine Corp.                                         80,250    1,153,995
      Consolidated Water Co., Ltd.                           2,550       32,895
#*    Dynegy, Inc.                                          30,310      272,184
      NRG Energy, Inc.                                      34,692      854,117
      Ormat Technologies, Inc.                               8,351      495,214
                                                                   ------------
Total Utilities                                                       2,808,405
                                                                   ------------
TOTAL COMMON STOCKS                                                 310,073,088
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         310,073,088
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund, 0.940%                                697,286      697,286
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund                     2,707,854   31,335,286
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $303,913,488)^^                $342,105,660
                                                                   ============

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 49,050,395 $    23,868   --    $ 49,074,263
   Consumer Staples                  8,310,442          --   --       8,310,442
   Energy                           25,917,187          --   --      25,917,187
   Financials                       79,941,752          --   --      79,941,752
   Health Care                      18,437,767          --   --      18,437,767
   Industrials                      64,444,695          --   --      64,444,695
   Information Technology           40,387,363          --   --      40,387,363
   Materials                        15,711,497          --   --      15,711,497
   Real Estate                       2,975,098          --   --       2,975,098
   Telecommunication Services        2,064,619          --   --       2,064,619
   Utilities                         2,808,405          --   --       2,808,405
Temporary Cash Investments             697,286          --   --         697,286
Securities Lending Collateral               --  31,335,286   --      31,335,286
                                  ------------ -----------   --    ------------
TOTAL                             $310,746,506 $31,359,154   --    $342,105,660
                                  ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (97.4%)

Consumer Discretionary -- (13.7%)
    Adient P.L.C.                                             3,083 $   201,844
#   Autoliv, Inc.                                             4,097     444,074
#*  AutoNation, Inc.                                          4,491     190,329
#   Bed Bath & Beyond, Inc.                                   5,644     168,756
    Best Buy Co., Inc.                                       22,144   1,291,881
    BorgWarner, Inc.                                         13,970     652,958
    Carnival Corp.                                           17,971   1,200,103
    CBS Corp. Class A                                           200      13,218
*   Charter Communications, Inc. Class A                     12,347   4,838,913
    Comcast Corp. Class A                                   260,358  10,531,481
#*  Discovery Communications, Inc. Class A                   10,785     265,311
*   Discovery Communications, Inc. Class C                    8,378     193,783
*   Dollar Tree, Inc.                                         4,147     298,916
    DR Horton, Inc.                                          37,789   1,348,689
    Ford Motor Co.                                          220,020   2,468,624
#   Garmin, Ltd.                                              6,194     310,877
    General Motors Co.                                       84,568   3,042,757
    Gentex Corp.                                             13,825     235,301
    Goodyear Tire & Rubber Co. (The)                         21,798     686,855
    International Game Technology P.L.C.                      4,059      77,283
#   Kohl's Corp.                                             17,433     720,854
    Lear Corp.                                                3,689     546,673
    Lennar Corp. Class A                                     19,982   1,047,856
    Lennar Corp. Class B                                        200       8,894
*   Liberty Broadband Corp. Class C                           2,529     250,826
*   Liberty Interactive Corp., QVC Group Class A             42,207   1,010,436
*   Liberty Media Corp.-Liberty Braves Class A                  214       5,401
*   Liberty Media Corp.-Liberty Braves Class C                  690      17,409
#*  Liberty Media Corp.-Liberty Formula One Class A             535      18,056
*   Liberty Media Corp.-Liberty Formula One Class C           1,727      60,739
*   Liberty Media Corp.-Liberty SiriusXM Class A              2,140      98,718
*   Liberty Media Corp.-Liberty SiriusXM Class C              6,909     317,814
*   LKQ Corp.                                                13,229     457,194
    Macy's, Inc.                                             17,335     411,706
*   Madison Square Garden Co. (The) Class A                     122      26,806
    MGM Resorts International                                32,476   1,069,435
*   Mohawk Industries, Inc.                                   6,954   1,731,476
    Newell Brands, Inc.                                       8,089     426,452
    News Corp. Class A                                       10,744     153,747
    News Corp. Class B                                        1,165      17,125
*   Norwegian Cruise Line Holdings, Ltd.                     16,083     885,691
    Penske Automotive Group, Inc.                             1,294      56,341
    PulteGroup, Inc.                                         36,197     883,931
    PVH Corp.                                                 6,148     733,395
    Ralph Lauren Corp.                                        1,998     151,149
    Royal Caribbean Cruises, Ltd.                            18,430   2,083,880
#   Signet Jewelers, Ltd.                                     1,010      61,772
    Staples, Inc.                                            25,870     262,580
    Time Warner, Inc.                                        47,918   4,907,762
    Toll Brothers, Inc.                                       5,980     230,768
    Viacom, Inc. Class B                                     23,789     830,712

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                                           7,935 $ 1,411,478
                                                                    -----------
Total Consumer Discretionary                                         49,359,029
                                                                    -----------
Consumer Staples -- (7.1%)
    Archer-Daniels-Midland Co.                               22,770     960,439
    Bunge, Ltd.                                              13,990   1,096,676
    Coty, Inc. Class A                                        6,100     124,928
    CVS Health Corp.                                         62,810   5,020,403
*   Edgewell Personal Care Co.                                1,258      90,828
    Ingredion, Inc.                                           1,763     217,413
    JM Smucker Co. (The)                                     12,460   1,518,874
    Kraft Heinz Co. (The)                                    13,469   1,177,999
    Molson Coors Brewing Co. Class B                         12,255   1,090,450
    Mondelez International, Inc. Class A                     49,369   2,173,223
    Pinnacle Foods, Inc.                                      6,537     388,167
#*  Post Holdings, Inc.                                       5,980     497,536
    Seaboard Corp.                                               12      51,300
#*  TreeHouse Foods, Inc.                                     1,654     140,309
    Tyson Foods, Inc. Class A                                23,525   1,490,544
    Wal-Mart Stores, Inc.                                    76,563   6,124,274
    Walgreens Boots Alliance, Inc.                           34,133   2,753,509
    Whole Foods Market, Inc.                                 14,212     593,493
                                                                    -----------
Total Consumer Staples                                               25,510,365
                                                                    -----------
Energy -- (10.7%)
    Anadarko Petroleum Corp.                                  9,765     445,968
    Andeavor                                                 14,422   1,435,422
#*  Antero Resources Corp.                                    3,928      80,995
    Baker Hughes a GE Co.                                    14,996     553,202
    Chevron Corp.                                            45,633   4,982,667
*   Concho Resources, Inc.                                    6,683     870,528
    ConocoPhillips                                           44,600   2,023,502
*   Diamondback Energy, Inc.                                  2,188     209,785
    Exxon Mobil Corp.                                       166,596  13,334,344
#   Helmerich & Payne, Inc.                                   6,825     345,482
    Hess Corp.                                               10,966     488,426
    HollyFrontier Corp.                                       9,061     261,319
    Kinder Morgan, Inc.                                      68,316   1,395,696
    Marathon Oil Corp.                                       39,285     480,456
    Marathon Petroleum Corp.                                 30,658   1,716,541
#   Murphy Oil Corp.                                          1,800      47,844
    National Oilwell Varco, Inc.                             19,350     632,938
    Noble Energy, Inc.                                       23,271     672,765
    Occidental Petroleum Corp.                               23,012   1,425,133
    ONEOK, Inc.                                               3,890     220,057
    Phillips 66                                              13,452   1,126,605
    Pioneer Natural Resources Co.                             1,500     244,650
*   Rice Energy, Inc.                                         4,600     128,662
*   RSP Permian, Inc.                                         1,400      48,104
    Schlumberger, Ltd.                                       14,902   1,022,277
    Targa Resources Corp.                                    19,078     885,410
*   TechnipFMC P.L.C.                                        22,952     655,050

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Valero Energy Corp.                                      31,170 $ 2,149,795
    Williams Cos., Inc. (The)                                15,499     492,558
*   WPX Energy, Inc.                                          4,000      43,120
                                                                    -----------
Total Energy                                                         38,419,301
                                                                    -----------
Financials -- (23.1%)
    Aflac, Inc.                                              18,371   1,465,087
*   Alleghany Corp.                                             521     319,550
    Allstate Corp. (The)                                     12,949   1,178,359
#   Ally Financial, Inc.                                     40,161     909,245
    American Financial Group, Inc.                            4,802     486,923
    American International Group, Inc.                       28,509   1,865,914
*   Arch Capital Group, Ltd.                                  3,917     380,967
    Assurant, Inc.                                            6,168     649,305
    Assured Guaranty, Ltd.                                    8,777     395,053
    Axis Capital Holdings, Ltd.                               4,246     274,207
    Bank of America Corp.                                   233,649   5,635,614
    Bank of New York Mellon Corp. (The)                      60,809   3,224,701
    BB&T Corp.                                               28,271   1,337,784
    Capital One Financial Corp.                              27,511   2,370,898
    Chubb, Ltd.                                               7,290   1,067,693
    CIT Group, Inc.                                           8,140     387,871
    Citigroup, Inc.                                         114,746   7,854,364
    Citizens Financial Group, Inc.                           15,641     548,686
    CNA Financial Corp.                                       3,404     176,838
    Everest Re Group, Ltd.                                    3,039     797,403
    Fairfax Financial Holdings, Ltd.                            187      89,059
    Fifth Third Bancorp                                      62,393   1,665,893
    First American Financial Corp.                            2,900     140,389
    FNB Corp.                                                 2,500      34,250
    Goldman Sachs Group, Inc. (The)                          15,170   3,418,256
    Hartford Financial Services Group, Inc. (The)            34,909   1,919,995
    Huntington Bancshares, Inc.                              66,607     882,543
    Invesco, Ltd.                                             6,795     236,262
    JPMorgan Chase & Co.                                    142,230  13,056,714
    KeyCorp                                                  35,144     633,998
    Leucadia National Corp.                                   6,961     181,195
    Lincoln National Corp.                                   11,260     822,656
    Loews Corp.                                              15,312     745,388
    M&T Bank Corp.                                            3,119     508,865
    MetLife, Inc.                                            25,180   1,384,900
    Morgan Stanley                                           57,103   2,678,131
    Navient Corp.                                            12,985     191,529
#   New York Community Bancorp, Inc.                         21,486     282,111
    Old Republic International Corp.                         13,666     268,127
    PacWest Bancorp                                           6,151     295,371
    People's United Financial, Inc.                           5,909     103,053
    PNC Financial Services Group, Inc. (The)                 19,407   2,499,621
    Principal Financial Group, Inc.                          20,814   1,389,334
    Prosperity Bancshares, Inc.                               2,167     138,905
    Prudential Financial, Inc.                               12,937   1,464,856
    Regions Financial Corp.                                  84,962   1,240,445
    Reinsurance Group of America, Inc.                        4,378     613,796

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    RenaissanceRe Holdings, Ltd.                              2,550 $   374,620
*   Santander Consumer USA Holdings, Inc.                     4,806      61,565
    State Street Corp.                                        7,121     663,891
    SunTrust Banks, Inc.                                     17,916   1,026,408
    Travelers Cos., Inc. (The)                               16,747   2,145,123
    Unum Group                                               17,768     890,710
    Validus Holdings, Ltd.                                    3,828     205,908
    Voya Financial, Inc.                                      6,430     252,313
    Wells Fargo & Co.                                       141,397   7,626,954
#   WR Berkley Corp.                                          3,665     252,775
    XL Group, Ltd.                                           13,379     594,028
    Zions Bancorporation                                     11,130     504,412
                                                                    -----------
Total Financials                                                     82,810,811
                                                                    -----------
Health Care -- (11.8%)
    Abbott Laboratories                                      68,588   3,373,158
    Aetna, Inc.                                              21,525   3,321,523
    Allergan P.L.C.                                           6,507   1,641,911
    Anthem, Inc.                                             16,612   3,093,321
    Baxter International, Inc.                                2,568     155,313
*   Bio-Rad Laboratories, Inc. Class A                          301      70,925
*   Centene Corp.                                            15,328   1,217,350
    Cigna Corp.                                               5,767   1,000,921
    Danaher Corp.                                            31,470   2,564,490
*   DaVita, Inc.                                             13,225     856,715
    DENTSPLY SIRONA, Inc.                                     3,750     232,612
*   Envision Healthcare Corp.                                 1,015      57,276
*   Express Scripts Holding Co.                              37,088   2,323,192
    Humana, Inc.                                              8,868   2,050,282
*   Laboratory Corp. of America Holdings                     10,340   1,643,129
*   Mallinckrodt P.L.C.                                       7,529     344,828
*   MEDNAX, Inc.                                              6,258     294,001
    Medtronic P.L.C.                                         57,438   4,823,069
*   Mylan NV                                                 19,884     775,277
#   Perrigo Co. P.L.C.                                        2,576     192,994
    Pfizer, Inc.                                            201,581   6,684,426
    Quest Diagnostics, Inc.                                  12,054   1,305,569
*   Quintiles IMS Holdings, Inc.                              3,161     286,229
    STERIS P.L.C.                                             3,174     259,792
#*  Taro Pharmaceutical Industries, Ltd.                        528      60,366
    Thermo Fisher Scientific, Inc.                           11,061   1,941,537
*   United Therapeutics Corp.                                 1,937     248,711
    Universal Health Services, Inc. Class B                   6,865     760,848
*   WellCare Health Plans, Inc.                               1,356     239,998
    Zimmer Biomet Holdings, Inc.                              3,628     440,149
                                                                    -----------
Total Health Care                                                    42,259,912
                                                                    -----------
Industrials -- (8.9%)
*   AECOM                                                     9,375     299,062
    AGCO Corp.                                                7,161     516,594
    AMERCO                                                    1,048     407,211
    Arconic, Inc.                                            36,427     903,025

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Carlisle Cos., Inc.                                       3,990 $   389,384
*   Colfax Corp.                                              3,614     149,186
    Copa Holdings SA Class A                                  1,700     213,282
    CSX Corp.                                                57,938   2,858,661
    Cummins, Inc.                                             2,568     431,167
    Delta Air Lines, Inc.                                    40,097   1,979,188
    Dover Corp.                                              10,840     910,560
    Eaton Corp. P.L.C.                                       24,842   1,943,886
    EMCOR Group, Inc.                                           500      33,750
    FedEx Corp.                                               7,889   1,641,149
    Fluor Corp.                                              11,907     517,121
    General Electric Co.                                     10,292     263,578
*   Genesee & Wyoming, Inc. Class A                           2,123     138,335
    Ingersoll-Rand P.L.C.                                     8,600     755,768
    Jacobs Engineering Group, Inc.                            6,798     358,391
*   JetBlue Airways Corp.                                    35,732     783,603
    Johnson Controls International P.L.C.                    11,114     432,890
    Kansas City Southern                                      9,135     942,641
    L3 Technologies, Inc.                                     5,342     934,690
    Macquarie Infrastructure Corp.                            4,831     366,238
    ManpowerGroup, Inc.                                       7,464     799,768
    Norfolk Southern Corp.                                   17,791   2,002,911
    Orbital ATK, Inc.                                         2,091     213,658
    Oshkosh Corp.                                             4,781     329,220
    Owens Corning                                            12,648     848,048
    PACCAR, Inc.                                              6,931     474,427
    Pentair P.L.C.                                           14,566     918,678
*   Quanta Services, Inc.                                     7,594     256,146
    Republic Services, Inc.                                  24,958   1,602,803
    Southwest Airlines Co.                                   18,330   1,017,498
    Spirit Aerosystems Holdings, Inc. Class A                   341      20,607
    Stanley Black & Decker, Inc.                             14,134   1,988,512
*   Stericycle, Inc.                                          1,476     113,770
*   Teledyne Technologies, Inc.                                 412      56,172
    Textron, Inc.                                            26,803   1,316,831
*   United Continental Holdings, Inc.                        15,385   1,041,257
#*  USG Corp.                                                   898      24,282
#*  XPO Logistics, Inc.                                      10,879     653,937
                                                                    -----------
Total Industrials                                                    31,847,885
                                                                    -----------
Information Technology -- (13.7%)
    Amdocs, Ltd.                                              6,918     464,682
    Analog Devices, Inc.                                      6,404     505,980
*   ARRIS International P.L.C.                               11,357     317,542
*   Arrow Electronics, Inc.                                   9,344     759,574
    Avnet, Inc.                                               7,787     298,865
    Brocade Communications Systems, Inc.                     16,952     214,104
    CA, Inc.                                                 40,934   1,270,591
    Cisco Systems, Inc.                                     322,456  10,141,241
    Corning, Inc.                                            46,113   1,343,733
#   Cypress Semiconductor Corp.                               2,100      29,820
*   Dell Technologies, Inc. Class V                           6,610     424,825
    Dolby Laboratories, Inc. Class A                          3,000     155,250

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    DXC Technology Co.                                        9,168 $   718,588
*   EchoStar Corp. Class A                                    2,788     169,315
    Fidelity National Information Services, Inc.             17,792   1,622,986
*   Flex, Ltd.                                               24,033     384,288
    FLIR Systems, Inc.                                        3,183     118,790
    Hewlett Packard Enterprise Co.                          106,724   1,868,737
    HP, Inc.                                                106,724   2,038,428
    Intel Corp.                                             314,314  11,148,718
    Jabil, Inc.                                              12,756     389,058
    Juniper Networks, Inc.                                   36,915   1,031,774
    Lam Research Corp.                                       13,623   2,172,324
    Leidos Holdings, Inc.                                    11,497     614,400
    Marvell Technology Group, Ltd.                           12,733     198,125
*   Micron Technology, Inc.                                  71,442   2,008,949
*   Microsemi Corp.                                           1,900      98,952
*   Nuance Communications, Inc.                               1,257      21,746
    NVIDIA Corp.                                             11,499   1,868,702
*   ON Semiconductor Corp.                                    6,872     102,736
*   Qorvo, Inc.                                               4,400     301,664
    QUALCOMM, Inc.                                           42,659   2,269,032
    SS&C Technologies Holdings, Inc.                          2,313      89,652
    SYNNEX Corp.                                              3,000     356,760
*   Synopsys, Inc.                                            2,343     179,404
    TE Connectivity, Ltd.                                    12,283     987,430
    Teradyne, Inc.                                              649      22,449
    Western Digital Corp.                                    17,977   1,530,202
    Xerox Corp.                                              27,677     848,854
                                                                    -----------
Total Information Technology                                         49,088,270
                                                                    -----------
Materials -- (3.4%)
    Albemarle Corp.                                           6,808     788,366
    Alcoa Corp.                                               7,959     289,708
    Ashland Global Holdings, Inc.                             5,833     378,970
#   CF Industries Holdings, Inc.                             22,955     673,729
    Dow Chemical Co. (The)                                    7,551     485,076
    Eastman Chemical Co.                                     14,833   1,233,512
*   Freeport-McMoRan, Inc.                                   53,965     788,968
    Huntsman Corp.                                            6,064     161,424
    Martin Marietta Materials, Inc.                           1,361     308,171
    Mosaic Co. (The)                                         21,306     514,327
    Newmont Mining Corp.                                     27,915   1,037,601
    Nucor Corp.                                              33,193   1,914,240
    Olin Corp.                                               15,917     469,233
    Reliance Steel & Aluminum Co.                             5,582     403,914
    Royal Gold, Inc.                                          2,190     189,785
    Steel Dynamics, Inc.                                     20,010     708,554
    Valvoline, Inc.                                          16,013     363,015
    Vulcan Materials Co.                                      3,021     371,946
    Westlake Chemical Corp.                                   5,052     355,459

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
      WestRock Co.                                          15,663 $    899,369
                                                                   ------------
Total Materials                                                      12,335,367
                                                                   ------------
Real Estate -- (0.1%)
*     Howard Hughes Corp. (The)                                145       18,243
      Jones Lang LaSalle, Inc.                               2,256      287,008
                                                                   ------------
Total Real Estate                                                       305,251
                                                                   ------------
Telecommunication Services -- (4.6%)
      AT&T, Inc.                                           349,719   13,639,041
#     CenturyLink, Inc.                                     56,876    1,323,505
*     Level 3 Communications, Inc.                          10,765      631,690
*     Sprint Corp.                                          33,154      264,569
*     T-Mobile US, Inc.                                     13,578      837,219
                                                                   ------------
Total Telecommunication Services                                     16,696,024
                                                                   ------------
Utilities -- (0.3%)
*     Calpine Corp.                                         24,828      357,027
      NRG Energy, Inc.                                      30,491      750,688
                                                                   ------------
Total Utilities                                                       1,107,715
                                                                   ------------
TOTAL COMMON STOCKS                                                 349,739,930
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         349,739,930
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
        Market Fund, 0.940%                              3,080,733    3,080,733
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund                       525,199    6,077,602
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $268,345,674)^^                $358,898,265
                                                                   ============

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary          $ 49,359,029         --   --    $ 49,359,029
   Consumer Staples                  25,510,365         --   --      25,510,365
   Energy                            38,419,301         --   --      38,419,301
   Financials                        82,810,811         --   --      82,810,811
   Health Care                       42,259,912         --   --      42,259,912
   Industrials                       31,847,885         --   --      31,847,885
   Information Technology            49,088,270         --   --      49,088,270
   Materials                         12,335,367         --   --      12,335,367
   Real Estate                          305,251         --   --         305,251
   Telecommunication Services        16,696,024         --   --      16,696,024
   Utilities                          1,107,715         --   --       1,107,715
Temporary Cash Investments            3,080,733         --   --       3,080,733
Securities Lending Collateral                -- $6,077,602   --       6,077,602
                                   ------------ ----------   --    ------------
TOTAL                              $352,820,663 $6,077,602   --    $358,898,265
                                   ============ ==========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (95.7%)

AUSTRALIA -- (5.8%)
    Alumina, Ltd.                                            51,921 $    78,862
    Aurizon Holdings, Ltd.                                  119,629     480,161
#   Australia & New Zealand Banking Group, Ltd.             101,153   2,398,251
    Bank of Queensland, Ltd.                                 16,620     160,207
    Bendigo & Adelaide Bank, Ltd.                            25,322     225,236
    BHP Billiton, Ltd.                                      167,909   3,496,942
    BHP Billiton, Ltd. Sponsored ADR                          1,200      49,992
    BlueScope Steel, Ltd.                                    43,992     463,436
    Boral, Ltd.                                              68,274     378,352
    Crown Resorts, Ltd.                                      11,688     119,031
    Downer EDI, Ltd.                                         14,014      71,332
    Fortescue Metals Group, Ltd.                            182,089     836,919
#   Harvey Norman Holdings, Ltd.                             17,476      61,106
    Incitec Pivot, Ltd.                                      73,326     187,215
    LendLease Group                                          28,392     382,958
    Newcrest Mining, Ltd.                                    33,350     541,889
    Oil Search, Ltd.                                         37,611     200,113
*   Origin Energy, Ltd.                                      52,124     288,740
    QBE Insurance Group, Ltd.                                41,583     393,939
    Rio Tinto, Ltd.                                           4,607     242,860
*   Santos, Ltd.                                             88,053     239,264
    South32, Ltd.                                           276,003     643,736
    South32, Ltd. ADR                                           480       5,592
    Star Entertainment Grp, Ltd. (The)                       68,502     276,343
    Suncorp Group, Ltd.                                      37,831     432,395
    Woodside Petroleum, Ltd.                                 52,384   1,224,245
                                                                    -----------
TOTAL AUSTRALIA                                                      13,879,116
                                                                    -----------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                       2,529     104,764
*   Raiffeisen Bank International AG                          6,797     200,305
                                                                    -----------
TOTAL AUSTRIA                                                           305,069
                                                                    -----------
BELGIUM -- (1.1%)
    Ageas                                                    12,339     555,476
    KBC Group NV                                             10,134     837,819
    Solvay SA                                                 5,748     824,155
    UCB SA                                                    5,114     372,411
                                                                    -----------
TOTAL BELGIUM                                                         2,589,861
                                                                    -----------
CANADA -- (8.0%)
    AltaGas, Ltd.                                             2,109      49,090
    Bank of Montreal                                         33,212   2,519,794
*   BlackBerry, Ltd.                                         11,444     107,345
    Cameco Corp.                                             21,467     220,037
    Canadian Natural Resources, Ltd.                         29,846     913,288
    Cenovus Energy, Inc.                                     36,533     307,243
    Crescent Point Energy Corp.(22576C101)                   15,573     122,248
#   Crescent Point Energy Corp.(B67C8W8)                     22,411     176,160
    Element Fleet Management Corp.                           10,800      81,774
    Empire Co., Ltd. Class A                                 16,101     261,645

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
#   Enbridge Income Fund Holdings, Inc.                       6,500 $   167,042
    Encana Corp.                                             24,241     243,864
    Fairfax Financial Holdings, Ltd.                          1,351     644,221
    First Quantum Minerals, Ltd.                             28,330     313,123
    Goldcorp, Inc.(380956409)                                36,283     476,396
    Goldcorp, Inc.(2676302)                                   4,000      52,521
*   Husky Energy, Inc.                                       25,161     291,218
    Imperial Oil, Ltd.                                        5,685     162,818
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                    9,774     453,442
*   Kinross Gold Corp.                                       80,284     330,988
    Linamar Corp.                                             2,420     132,632
    Lundin Mining Corp.                                      60,920     438,302
    Magna International, Inc.                                19,258     918,414
    Manulife Financial Corp.(56501R106)                      69,281   1,428,574
    Manulife Financial Corp.(2492519)                        28,420     585,383
    Potash Corp. of Saskatchewan, Inc.                       48,339     865,268
    Sun Life Financial, Inc.(2566124)                         9,704     371,893
    Sun Life Financial, Inc.(866796105)                      23,358     895,312
    Suncor Energy, Inc.(867224107)                           34,074   1,111,494
    Suncor Energy, Inc.(B3NB1P2)                             55,331   1,804,941
    Tahoe Resources, Inc.                                     6,200      33,915
    Teck Resources, Ltd. Class B(878742204)                  37,769     819,210
    Teck Resources, Ltd. Class B(2879327)                    14,790     321,009
    TMX Group, Ltd.                                             800      42,414
*   Tourmaline Oil Corp.                                     17,573     389,728
*   Turquoise Hill Resources, Ltd.                           38,520     126,675
#*  Valeant Pharmaceuticals International, Inc.              12,798     210,655
    Veresen, Inc.                                             5,200      75,951
    Wheaton Precious Metals Corp.                             3,929      79,798
#   Whitecap Resources, Inc.                                 22,800     168,428
    WSP Global, Inc.                                          6,406     260,042
    Yamana Gold, Inc.                                        17,952      46,797
                                                                    -----------
TOTAL CANADA                                                         19,021,092
                                                                    -----------
DENMARK -- (1.6%)
    AP Moller - Maersk A.S. Class A                             131     273,597
    AP Moller - Maersk A.S. Class B                             250     545,710
    Carlsberg A.S. Class B                                    4,814     534,831
    Danske Bank A.S.                                         16,492     667,887
    DSV A.S.                                                 11,168     721,070
    ISS A.S.                                                 10,604     434,709
    Jyske Bank A.S.                                           1,149      72,015
    Vestas Wind Systems A.S.                                  5,341     521,986
#*  William Demant Holding A.S.                               3,090      82,098
                                                                    -----------
TOTAL DENMARK                                                         3,853,903
                                                                    -----------
FINLAND -- (1.0%)
    Fortum Oyj                                               21,549     352,372
    Nokia Oyj                                               117,917     752,450
    Stora Enso Oyj Class R                                   36,977     494,376

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    UPM-Kymmene Oyj                                          30,093 $   819,224
                                                                    -----------
TOTAL FINLAND                                                         2,418,422
                                                                    -----------
FRANCE -- (9.1%)
    AXA SA                                                   53,063   1,567,135
    BNP Paribas SA                                           40,944   3,172,982
    Bollore SA                                               26,274     121,902
    Bouygues SA                                              12,585     539,571
    Casino Guichard Perrachon SA                              4,149     253,052
    Cie de Saint-Gobain                                       7,649     424,418
    Cie Generale des Etablissements Michelin                  2,425     328,432
    CNP Assurances                                           13,846     334,266
    Credit Agricole SA                                       21,028     369,091
    Electricite de France SA                                 29,633     300,794
    Engie SA                                                 85,232   1,372,764
    Natixis SA                                               41,903     304,490
    Orange SA                                               107,079   1,801,805
    Peugeot SA                                               47,837   1,029,008
    Renault SA                                               17,014   1,532,823
    Societe Generale SA                                      33,936   1,989,827
    STMicroelectronics NV                                    35,269     597,534
    Total SA                                                105,139   5,346,704
    Vivendi SA                                               14,053     324,819
                                                                    -----------
TOTAL FRANCE                                                         21,711,417
                                                                    -----------
GERMANY -- (7.3%)
    Allianz SE                                               12,806   2,729,701
    Allianz SE Sponsored ADR                                 37,493     800,476
    Bayerische Motoren Werke AG                              18,874   1,734,132
*   Commerzbank AG                                           30,515     399,146
    Daimler AG                                               51,979   3,641,897
    Deutsche Bank AG(5750355)                                16,858     300,201
    Deutsche Bank AG(D18190898)                              42,228     753,348
    Deutsche Lufthansa AG                                    20,576     441,870
    Evonik Industries AG                                      9,519     324,194
    Fraport AG Frankfurt Airport Services Worldwide           2,342     234,526
    Fresenius Medical Care AG & Co. KGaA                      9,404     886,801
    GEA Group AG                                              1,466      59,580
    HeidelbergCement AG                                       6,512     644,831
    Innogy SE                                                 5,367     225,413
    Lanxess AG                                                6,336     488,594
    Linde AG                                                  4,169     795,281
#   MAN SE                                                      403      44,628
    Metro AG                                                 13,671     153,626
*   Metro Wholesale & Food Specialist AG                     15,951     322,235
    Muenchener Rueckversicherungs-Gesellschaft AG             3,380     726,022
    OSRAM Licht AG                                            1,822     151,835
*   RWE AG                                                   30,361     639,724
*   Talanx AG                                                 3,757     154,928
#   Telefonica Deutschland Holding AG                        41,093     212,276
    Uniper SE                                                16,317     336,277

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Volkswagen AG                                             1,851 $   291,062
                                                                    -----------
TOTAL GERMANY                                                        17,492,604
                                                                    -----------
HONG KONG -- (2.5%)
    Cathay Pacific Airways, Ltd.                            116,000     181,745
    CK Hutchison Holdings, Ltd.                             129,012   1,697,684
    Guoco Group, Ltd.                                         1,000      11,723
    Hang Lung Group, Ltd.                                    62,000     235,506
    Hang Lung Properties, Ltd.                               88,000     218,864
    Henderson Land Development Co., Ltd.                     27,500     158,943
    Hopewell Holdings, Ltd.                                   3,500      13,387
    Kerry Properties, Ltd.                                   33,500     117,393
    MTR Corp., Ltd.                                          33,054     190,873
    New World Development Co., Ltd.                         337,613     455,928
    NWS Holdings, Ltd.                                       65,889     126,050
*   Orient Overseas International, Ltd.                       5,500      51,185
    Shangri-La Asia, Ltd.                                    76,000     123,422
    Sino Land Co., Ltd.                                      94,303     155,531
    Sun Hung Kai Properties, Ltd.                            51,362     794,686
    Swire Pacific, Ltd. Class A                              31,500     313,871
    Swire Pacific, Ltd. Class B                              47,500      84,126
    Wharf Holdings, Ltd. (The)                               34,635     294,385
    Wheelock & Co., Ltd.                                     59,000     444,594
    Yue Yuen Industrial Holdings, Ltd.                       47,000     194,047
                                                                    -----------
TOTAL HONG KONG                                                       5,863,943
                                                                    -----------
IRELAND -- (0.3%)
*   Bank of Ireland Group P.L.C.                             30,327     253,106
    CRH P.L.C. Sponsored ADR                                 13,556     475,409
    Paddy Power Betfair P.L.C.                                  918      91,976
                                                                    -----------
TOTAL IRELAND                                                           820,491
                                                                    -----------
ISRAEL -- (0.4%)
    Bank Hapoalim BM                                         64,982     450,118
    Bank Leumi Le-Israel BM                                  93,384     448,630
    Mizrahi Tefahot Bank, Ltd.                                  401       7,246
                                                                    -----------
TOTAL ISRAEL                                                            905,994
                                                                    -----------
ITALY -- (1.9%)
*   Fiat Chrysler Automobiles NV                            113,627   1,370,155
    Mediobanca SpA                                           20,982     218,918
*   Telecom Italia SpA                                      720,290     741,042
*   Telecom Italia SpA Sponsored ADR                         18,000     187,200
*   UniCredit SpA                                            97,112   1,908,629
                                                                    -----------
TOTAL ITALY                                                           4,425,944
                                                                    -----------
JAPAN -- (21.3%)
    Aeon Co., Ltd.                                           22,600     340,537
    Aisin Seiki Co., Ltd.                                     6,500     337,928
    Alfresa Holdings Corp.                                    4,300      79,138
    Amada Holdings Co., Ltd.                                  4,600      52,537
    Aoyama Trading Co., Ltd.                                  1,900      66,229

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Asahi Glass Co., Ltd.                                    15,400 $  648,177
    Asahi Kasei Corp.                                        28,000    319,758
    Bank of Kyoto, Ltd. (The)                                 8,000     76,681
    Canon Marketing Japan, Inc.                               4,600    101,608
    Chiba Bank, Ltd. (The)                                   22,000    157,838
    Chugoku Bank, Ltd. (The)                                  4,700     68,127
    Citizen Watch Co., Ltd.                                  20,500    152,421
    Coca-Cola Bottlers Japan, Inc.                            2,400     72,388
    COMSYS Holdings Corp.                                     4,600     94,238
    Concordia Financial Group, Ltd.                          57,500    289,955
    Credit Saison Co., Ltd.                                   3,500     67,415
    Dai Nippon Printing Co., Ltd.                            13,000    143,392
    Dai-ichi Life Holdings, Inc.                             45,200    780,784
    Daicel Corp.                                             16,500    214,469
    Daido Steel Co., Ltd.                                    11,000     66,943
    Daiwa Securities Group, Inc.                             54,000    311,003
    Denka Co., Ltd.                                          27,000    149,948
    Denso Corp.                                               7,600    364,993
    DIC Corp.                                                 4,700    177,277
    Dowa Holdings Co., Ltd.                                  10,000     80,734
    Ebara Corp.                                               6,100    178,449
    Fuji Media Holdings, Inc.                                 1,800     26,007
    FUJIFILM Holdings Corp.                                  20,900    768,250
    Fukuoka Financial Group, Inc.                            22,000    101,427
    Glory, Ltd.                                               1,200     39,960
    Gunma Bank, Ltd. (The)                                   12,000     70,307
    H2O Retailing Corp.                                       4,100     67,089
    Hachijuni Bank, Ltd. (The)                               15,000     95,233
    Hankyu Hanshin Holdings, Inc.                            13,500    481,835
    Heiwa Corp.                                               2,300     50,599
    Hiroshima Bank, Ltd. (The)                               25,000    106,869
    Hitachi Capital Corp.                                       900     21,411
    Hitachi Chemical Co., Ltd.                                4,000    113,719
    Hitachi Construction Machinery Co., Ltd.                  7,000    200,390
    Hitachi Metals, Ltd.                                     12,800    178,152
    Hitachi Transport System, Ltd.                              900     20,716
    Hitachi, Ltd.                                           237,000  1,630,516
    Honda Motor Co., Ltd.                                    78,400  2,194,561
    House Foods Group, Inc.                                   1,400     36,140
    Ibiden Co., Ltd.                                          5,300     91,979
    Idemitsu Kosan Co., Ltd.                                  7,200    174,755
    Iida Group Holdings Co., Ltd.                            11,700    199,906
    Inpex Corp.                                              41,000    398,993
    Isetan Mitsukoshi Holdings, Ltd.                          8,500     82,834
    ITOCHU Corp.                                             61,200    959,708
    J Front Retailing Co., Ltd.                              16,800    240,111
    JFE Holdings, Inc.                                       33,700    650,022
    JSR Corp.                                                 5,900    103,970
    JTEKT Corp.                                              13,000    185,039
    JXTG Holdings, Inc.                                     129,427    575,306
#   K's Holdings Corp.                                        1,400     28,106
    Kamigumi Co., Ltd.                                        8,000     85,737
    Kandenko Co., Ltd.                                        4,000     42,809

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kaneka Corp.                                              36,000 $  288,474
    Kawasaki Heavy Industries, Ltd.                           53,000    168,747
#*  Kawasaki Kisen Kaisha, Ltd.                               29,000     72,003
    Kinden Corp.                                               2,000     31,131
#*  Kobe Steel, Ltd.                                          20,500    256,414
    Komatsu, Ltd.                                             15,300    410,308
    Konica Minolta, Inc.                                      33,500    277,487
    Kuraray Co., Ltd.                                         24,100    468,538
    Kyocera Corp.                                              5,700    346,275
    Kyushu Financial Group, Inc.                               5,550     34,825
    LIXIL Group Corp.                                         11,800    303,676
    Marubeni Corp.                                            81,700    541,383
    Mazda Motor Corp.                                         45,300    680,985
    Mebuki Financial Group, Inc.                              28,540    109,865
    Medipal Holdings Corp.                                     8,700    159,205
    Mitsubishi Chemical Holdings Corp.                        54,100    452,939
    Mitsubishi Corp.                                          23,500    510,237
    Mitsubishi Gas Chemical Co., Inc.                         11,500    265,323
    Mitsubishi Heavy Industries, Ltd.                        153,000    608,305
    Mitsubishi Logistics Corp.                                 2,000     25,675
    Mitsubishi Materials Corp.                                 8,300    278,831
    Mitsubishi UFJ Financial Group, Inc.                     397,400  2,521,149
    Mitsubishi UFJ Lease & Finance Co., Ltd.                  27,100    144,364
    Mitsui & Co., Ltd.                                        26,900    391,147
    Mitsui Chemicals, Inc.                                    49,000    278,375
    Mitsui Fudosan Co., Ltd.                                   4,000     91,801
    Mitsui OSK Lines, Ltd.                                    58,000    180,512
    Mizuho Financial Group, Inc.                             708,200  1,259,445
    MS&AD Insurance Group Holdings, Inc.                      17,550    615,559
    NEC Corp.                                                196,000    532,815
    NGK Spark Plug Co., Ltd.                                   7,700    155,458
    NHK Spring Co., Ltd.                                      10,800    116,646
    Nikon Corp.                                               12,600    222,009
    Nippo Corp.                                                5,000    101,721
    Nippon Electric Glass Co., Ltd.                            2,800     99,118
    Nippon Express Co., Ltd.                                  67,000    427,849
    Nippon Paper Industries Co., Ltd.                          8,000    159,495
    Nippon Shokubai Co., Ltd.                                  2,200    143,926
    Nippon Steel & Sumitomo Metal Corp.                       38,318    940,626
*   Nippon Yusen K.K.                                        101,000    192,808
    Nissan Motor Co., Ltd.                                   107,100  1,063,423
    Nisshin Seifun Group, Inc.                                   900     14,779
    Nisshinbo Holdings, Inc.                                   3,000     30,380
    NOK Corp.                                                  6,500    148,785
    Nomura Holdings, Inc.                                    108,800    646,405
    Nomura Real Estate Holdings, Inc.                          8,700    172,444
    NSK, Ltd.                                                  3,500     45,116
    NTN Corp.                                                 28,000    130,313
    Obayashi Corp.                                             9,000    108,366
    Oji Holdings Corp.                                        61,000    312,836
    ORIX Corp.                                                51,300    814,050
    Resona Holdings, Inc.                                    117,600    605,835
    Ricoh Co., Ltd.                                           55,100    518,078

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Rohm Co., Ltd.                                              900 $    69,560
    Sankyo Co., Ltd.                                          1,800      59,080
    SBI Holdings, Inc.                                        8,380     119,889
    Sega Sammy Holdings, Inc.                                 1,100      14,842
    Seino Holdings Co., Ltd.                                  5,000      67,324
    Sekisui House, Ltd.                                      15,500     268,308
    Shinsei Bank, Ltd.                                       55,000      90,654
    Shizuoka Bank, Ltd. (The)                                13,000     115,986
    Showa Denko K.K.                                          7,400     192,618
    Sojitz Corp.                                             34,370      86,580
    Sompo Holdings, Inc.                                      2,697     105,782
    Sumitomo Chemical Co., Ltd.                             109,000     637,009
    Sumitomo Corp.                                           17,700     239,248
    Sumitomo Electric Industries, Ltd.                       46,600     753,263
    Sumitomo Forestry Co., Ltd.                               6,300      96,437
    Sumitomo Heavy Industries, Ltd.                          33,000     240,584
    Sumitomo Metal Mining Co., Ltd.                          20,000     302,054
    Sumitomo Mitsui Financial Group, Inc.                    51,500   1,987,168
    Sumitomo Mitsui Trust Holdings, Inc.                      8,403     308,584
    Sumitomo Rubber Industries, Ltd.                         14,600     253,167
    Suzuken Co., Ltd.                                         1,700      56,775
    T&D Holdings, Inc.                                       10,400     153,418
    Taiheiyo Cement Corp.                                    80,000     300,182
    Takashimaya Co., Ltd.                                    22,000     201,253
    TDK Corp.                                                 7,700     553,410
    Teijin, Ltd.                                             11,800     236,583
    THK Co., Ltd.                                             1,500      45,801
    Tokai Rika Co., Ltd.                                      2,300      42,234
    Tokio Marine Holdings, Inc.                               6,200     260,730
    Tokyo Tatemono Co., Ltd.                                  8,900     121,099
    Tokyu Fudosan Holdings Corp.                             35,400     212,349
    Toppan Printing Co., Ltd.                                20,000     211,354
    Tosoh Corp.                                              31,000     367,044
    Toyo Seikan Group Holdings, Ltd.                          9,600     157,366
    Toyoda Gosei Co., Ltd.                                    6,400     151,005
    Toyota Industries Corp.                                   3,800     203,877
    Toyota Motor Corp.                                       93,170   5,251,046
    Toyota Motor Corp. Sponsored ADR                          2,140     241,478
    Toyota Tsusho Corp.                                      14,000     450,072
    Ube Industries, Ltd.                                     59,000     159,823
    Yamada Denki Co., Ltd.                                   51,200     273,451
    Yamaguchi Financial Group, Inc.                           6,000      70,619
    Yokohama Rubber Co., Ltd. (The)                           6,100     122,840
    Zeon Corp.                                                9,000     112,285
                                                                    -----------
TOTAL JAPAN                                                          50,855,913
                                                                    -----------
NETHERLANDS -- (2.9%)
    ABN AMRO Group NV                                        13,349     377,313
    Aegon NV                                                 46,736     261,976
*   ArcelorMittal(BYPBS67)                                   21,499     566,020
#*  ArcelorMittal(03938L203)                                 17,638     461,401
    Coca-Cola European Partners P.L.C.                        1,208      52,431
    Gemalto NV                                                2,954     150,579

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
    ING Groep NV                                             105,622 $1,973,424
#   ING Groep NV Sponsored ADR                                18,092    338,863
    Koninklijke Ahold Delhaize NV                             49,060  1,003,465
    Koninklijke DSM NV                                         9,616    709,356
    Koninklijke Philips NV                                    11,494    438,726
    NN Group NV                                               14,047    569,379
                                                                     ----------
TOTAL NETHERLANDS                                                     6,902,933
                                                                     ----------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                     30,229     76,104
    Auckland International Airport, Ltd.                       9,837     51,428
    Fletcher Building, Ltd.                                   33,834    203,103
    Fonterra Co-operative Group, Ltd.                          4,334     19,696
                                                                     ----------
TOTAL NEW ZEALAND                                                       350,331
                                                                     ----------
NORWAY -- (0.9%)
    Aker ASA Class A                                           1,365     51,690
    DNB ASA                                                   34,379    675,357
    Norsk Hydro ASA                                           62,765    404,994
    SpareBank 1 SR-Bank ASA                                    5,781     57,700
    Statoil ASA                                                5,853    110,002
    Storebrand ASA                                            20,270    169,077
    Subsea 7 SA                                               19,855    294,209
    Yara International ASA                                     6,881    273,493
                                                                     ----------
TOTAL NORWAY                                                          2,036,522
                                                                     ----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                          7,795     62,296
                                                                     ----------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                          68,500    186,343
    City Developments, Ltd.                                   35,800    297,164
    DBS Group Holdings, Ltd.                                  28,462    454,072
    Golden Agri-Resources, Ltd.                              242,500     70,611
    Hutchison Port Holdings Trust                            275,100    130,591
    Keppel Corp., Ltd.                                        38,400    181,601
    SembCorp Industries, Ltd.                                 71,700    170,758
    Singapore Airlines, Ltd.                                  55,100    422,265
    United Industrial Corp., Ltd.                             13,400     31,733
    UOL Group, Ltd.                                           23,399    136,145
    Wilmar International, Ltd.                                70,700    174,046
                                                                     ----------
TOTAL SINGAPORE                                                       2,255,329
                                                                     ----------
SPAIN -- (3.3%)
    Banco de Sabadell SA                                     393,251    878,177
    Banco Santander SA                                       764,992  5,208,192
    CaixaBank SA                                              34,205    178,161
    Iberdrola SA                                              44,006    346,895

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Repsol SA                                                81,697 $ 1,368,252
                                                                    -----------
TOTAL SPAIN                                                           7,979,677
                                                                    -----------
SWEDEN -- (2.7%)
    Boliden AB                                               20,869     655,162
*   Essity AB Class A                                           318       9,197
*   Essity AB Class B                                        11,600     336,342
    Holmen AB Class B                                         2,872     129,715
#   ICA Gruppen AB                                            7,040     282,086
    Millicom International Cellular SA                        5,055     316,754
    Nordea Bank AB                                          167,882   2,118,314
    Skandinaviska Enskilda Banken AB Class A                 68,455     866,936
*   SSAB AB Class A                                           4,743      23,964
*   SSAB AB Class B                                          12,319      50,867
    Svenska Cellulosa AB SCA Class A                            318       3,285
    Svenska Cellulosa AB SCA Class B                         11,600      96,047
    Tele2 AB Class B                                          2,303      27,410
    Telefonaktiebolaget LM Ericsson Class A                     164       1,063
    Telefonaktiebolaget LM Ericsson Class B                  67,232     435,153
    Telefonaktiebolaget LM Ericsson Sponsored ADR            14,668      94,168
    Telia Co. AB                                            132,387     622,333
    Trelleborg AB Class B                                    18,377     432,824
                                                                    -----------
TOTAL SWEDEN                                                          6,501,620
                                                                    -----------
SWITZERLAND -- (7.8%)
    ABB, Ltd.                                                17,547     411,062
    Adecco Group AG                                          11,040     842,275
    Baloise Holding AG                                        3,212     516,059
    Cie Financiere Richemont SA                              20,317   1,727,150
    Clariant AG                                              24,689     573,711
    Credit Suisse Group AG                                   41,972     645,180
*   Dufry AG                                                  3,435     547,215
    Flughafen Zurich AG                                         916     233,616
    Helvetia Holding AG                                         228     127,435
    Julius Baer Group, Ltd.                                  10,832     613,167
    LafargeHolcim, Ltd.(7110753)                             15,649     935,046
    LafargeHolcim, Ltd.(BZ3DNX4)                              8,340     500,569
    Novartis AG                                              20,736   1,766,245
    Novartis AG Sponsored ADR                                19,656   1,674,691
    Swatch Group AG (The)(7184736)                            3,896     300,086
#   Swatch Group AG (The)(7184725)                            2,353     933,577
    Swiss Life Holding AG                                     1,881     686,476
    Swiss Re AG                                              17,407   1,678,247
    UBS Group AG(BRJL176)                                    45,288     787,579
*   UBS Group AG(H42097107)                                  37,591     655,211
    Zurich Insurance Group AG                                 7,907   2,409,892
                                                                    -----------
TOTAL SWITZERLAND                                                    18,564,489
                                                                    -----------
UNITED KINGDOM -- (16.7%)
*   Anglo American P.L.C.                                    94,439   1,562,183
    Antofagasta P.L.C.                                       16,824     210,099
    Aviva P.L.C.                                                 --           3

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Barclays P.L.C.                                          293 $        786
      Barclays P.L.C. Sponsored ADR                        109,121    1,170,868
      Barratt Developments P.L.C.                           49,999      406,077
      BHP Billiton P.L.C. ADR                                7,347      267,504
      BP P.L.C. Sponsored ADR                              165,349    5,810,360
      Carnival P.L.C.                                        2,639      178,123
      Carnival P.L.C. ADR                                      695       46,760
      Glencore P.L.C.                                      646,555    2,852,208
#     HSBC Holdings P.L.C. Sponsored ADR                   124,208    6,221,579
      J Sainsbury P.L.C.                                   157,080      507,519
      Kingfisher P.L.C.                                    158,788      616,218
      Lloyds Banking Group P.L.C.                        1,902,476    1,644,761
#     Lloyds Banking Group P.L.C. ADR                      374,716    1,319,000
      Pearson P.L.C. Sponsored ADR                          33,452      287,687
*     Royal Bank of Scotland Group P.L.C.                   20,710       67,899
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR     20,712      137,528
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A       99,465    5,622,757
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B       67,602    3,911,452
      Royal Mail P.L.C.                                     29,930      159,149
*     Standard Chartered P.L.C.                            114,735    1,282,538
      Travis Perkins P.L.C.                                  7,739      155,000
      Vodafone Group P.L.C.                              1,510,348    4,427,362
      Vodafone Group P.L.C. Sponsored ADR                   22,008      653,192
      WM Morrison Supermarkets P.L.C.                      127,062      402,990
                                                                   ------------
TOTAL UNITED KINGDOM                                                 39,921,602
                                                                   ------------
TOTAL COMMON STOCKS                                                 228,718,568
                                                                   ------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
      Bayerische Motoren Werke AG                            3,228      257,229
      Porsche Automobil Holding SE                           5,072      290,286
      Volkswagen AG                                         10,097    1,552,807
                                                                   ------------
TOTAL GERMANY                                                         2,100,322
                                                                   ------------
TOTAL PREFERRED STOCKS                                                2,100,322
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         230,818,890
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund                       709,512    8,210,469
TOTAL INVESTMENTS -- (100.0%) (Cost $221,251,421)^^                $239,029,359

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                      $    55,584 $ 13,823,532   --    $ 13,879,116
   Austria                                 --      305,069   --         305,069
   Belgium                                 --    2,589,861   --       2,589,861
   Canada                          19,021,092           --   --      19,021,092
   Denmark                                 --    3,853,903   --       3,853,903
   Finland                                 --    2,418,422   --       2,418,422
   France                                  --   21,711,417   --      21,711,417
   Germany                          1,876,059   15,616,545   --      17,492,604
   Hong Kong                               --    5,863,943   --       5,863,943
   Ireland                            728,515       91,976   --         820,491
   Israel                                  --      905,994   --         905,994
   Italy                              187,200    4,238,744   --       4,425,944
   Japan                              241,478   50,614,435   --      50,855,913
   Netherlands                      1,389,569    5,513,364   --       6,902,933
   New Zealand                             --      350,331   --         350,331
   Norway                                  --    2,036,522   --       2,036,522
   Portugal                                --       62,296   --          62,296
   Singapore                               --    2,255,329   --       2,255,329
   Spain                                   --    7,979,677   --       7,979,677
   Sweden                             439,707    6,061,913   --       6,501,620
   Switzerland                      2,329,902   16,234,587   --      18,564,489
   United Kingdom                  25,448,687   14,472,915   --      39,921,602
Preferred Stocks
   Germany                                 --    2,100,322   --       2,100,322
Securities Lending Collateral              --    8,210,469   --       8,210,469
                                  ----------- ------------   --    ------------
TOTAL                             $51,717,793 $187,311,566   --    $239,029,359
                                  =========== ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.5%)
#   Adelaide Brighton, Ltd.                                     31,770 $142,964
#   Ainsworth Game Technology, Ltd.                             21,326   41,239
*   Alkane Resources, Ltd.                                      19,700    5,368
    ALS, Ltd.                                                   25,014  148,516
    Altium, Ltd.                                                10,936   76,476
    Alumina, Ltd.                                               10,001   15,190
#   AMA Group, Ltd.                                             28,485   23,237
#   Amaysim Australia, Ltd.                                     12,705   16,258
    Ansell, Ltd.                                                12,289  215,920
    AP Eagers, Ltd.                                              5,272   38,319
#   APN Outdoor Group, Ltd.                                      7,766   28,632
    Appen, Ltd.                                                  3,820   12,731
#   ARB Corp., Ltd.                                              6,754   82,796
#   Ardent Leisure Group                                        45,511   76,070
#*  Arrium, Ltd.                                               211,294    3,169
    Asaleo Care, Ltd.                                           27,966   29,773
*   Atlas Iron, Ltd.                                           881,033   14,794
    AUB Group, Ltd.                                              6,741   69,486
    Ausdrill, Ltd.                                              32,462   50,525
    Austal, Ltd.                                                27,320   39,400
*   Australian Agricultural Co., Ltd.                           47,194   62,469
    Australian Finance Group, Ltd.                              19,471   22,336
    Australian Pharmaceutical Industries, Ltd.                  31,902   44,793
    Auswide Bank, Ltd.                                             777    3,202
#   Automotive Holdings Group, Ltd.                             29,309   89,800
    Aveo Group                                                  37,729   73,347
    AVJennings, Ltd.                                            30,044   17,793
#*  AWE, Ltd.                                                   53,433   20,555
#   Bapcor, Ltd.                                                27,701  125,147
    Beach Energy, Ltd.                                         164,490   89,691
*   Beadell Resources, Ltd.                                     69,221   10,319
#   Bega Cheese, Ltd.                                           10,761   59,146
    Bellamy's Australia, Ltd.                                    5,197   29,328
*   Billabong International, Ltd.                                8,658    5,541
#   Blackmores, Ltd.                                             1,296   91,809
    Blue Sky Alternative Investments, Ltd.                       3,335   24,997
    Breville Group, Ltd.                                        11,850   95,278
    Brickworks, Ltd.                                             2,810   29,671
    BT Investment Management, Ltd.                              14,605  125,686
    Cabcharge Australia, Ltd.                                    9,538   16,639
*   Capitol Health, Ltd.                                        65,386   13,876
*   Cardno, Ltd.                                                35,915   36,110
*   Carnarvon Petroleum, Ltd.                                    6,703      402
    carsales.com, Ltd.                                          14,542  143,699
    Cash Converters International, Ltd.                         15,875    4,191
    Cedar Woods Properties, Ltd.                                 6,587   25,873
    Centuria Capital Group                                      22,988   22,251
    Cleanaway Waste Management, Ltd.                           140,011  146,117
*   Coal of Africa, Ltd.                                        22,474      685
    Codan, Ltd.                                                  7,613   13,654
    Collins Foods, Ltd.                                         15,075   72,214

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
*   Cooper Energy, Ltd.                                         70,419 $ 19,437
#   Corporate Travel Management, Ltd.                            4,235   75,683
    Costa Group Holdings, Ltd.                                  24,756   94,672
#   Credit Corp. Group, Ltd.                                     4,510   61,114
    CSG, Ltd.                                                   15,131    8,338
    CSR, Ltd.                                                   41,271  129,497
*   CuDeco, Ltd.                                                 4,262    1,191
    Data#3, Ltd.                                                 9,441   13,423
    Decmil Group, Ltd.                                           8,327    5,460
#*  Doray Minerals, Ltd.                                        36,011    5,640
    Downer EDI, Ltd.                                            57,779  294,099
    DuluxGroup, Ltd.                                            28,442  149,970
#   Eclipx Group, Ltd.                                          15,103   44,804
#*  Elders, Ltd.                                                13,433   55,874
*   Energy World Corp., Ltd.                                    50,545   16,578
    EQT Holdings, Ltd.                                           1,194   16,716
    ERM Power, Ltd.                                             19,540   19,300
    Estia Health, Ltd.                                           7,270   16,887
    Event Hospitality and Entertainment, Ltd.                    8,362   87,956
    Evolution Mining, Ltd.                                      72,531  129,600
    Fairfax Media, Ltd.                                        198,477  157,186
#*  FAR, Ltd.                                                  313,919   18,841
#*  Fleetwood Corp., Ltd.                                        6,315   13,372
    FlexiGroup, Ltd.                                            35,882   55,420
#   Flight Centre Travel Group, Ltd.                             3,531  122,817
#   G8 Education, Ltd.                                          31,509   95,484
#   Gateway Lifestyle                                           17,457   27,027
    GBST Holdings, Ltd.                                          4,021   10,621
    Genworth Mortgage Insurance Australia, Ltd.                 23,624   56,886
#*  Gold Road Resources, Ltd.                                   45,099   23,353
    GrainCorp, Ltd. Class A                                     17,604  122,912
#   Greencross, Ltd.                                            10,802   49,864
    GUD Holdings, Ltd.                                          10,117   96,704
    GWA Group, Ltd.                                             23,855   61,881
    Hansen Technologies, Ltd.                                   13,980   42,629
    Healthscope, Ltd.                                           37,072   61,707
    HFA Holdings, Ltd.                                           6,842   13,994
    HT&E, Ltd.                                                  28,002   58,239
    IDP Education, Ltd.                                         11,245   47,042
    Iluka Resources, Ltd.                                       30,100  217,300
*   Imdex, Ltd.                                                 64,144   37,454
#   IMF Bentham, Ltd.                                           13,775   21,265
#   Independence Group NL                                       38,182   92,239
*   Infigen Energy                                              97,403   60,033
    Infomedia, Ltd.                                             29,538   17,493
    Integral Diagnostics, Ltd.                                  15,730   21,901
    Integrated Research, Ltd.                                    5,600   15,004
#   InvoCare, Ltd.                                               8,056   89,582
#   IOOF Holdings, Ltd.                                         24,214  194,516
    IPH, Ltd.                                                    5,834   21,101
    IRESS, Ltd.                                                  9,114   94,097
    iSelect, Ltd.                                               15,373   25,693
#   iSentia Group, Ltd.                                         23,190   41,170

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    IVE Group, Ltd.                                              6,741 $ 12,130
#   Japara Healthcare, Ltd.                                     10,675   17,426
#   JB Hi-Fi, Ltd.                                               8,419  175,142
#*  Karoon Gas Australia, Ltd.                                  22,730   24,577
*   Kingsgate Consolidated, Ltd.                                11,507    2,121
    Lifestyle Communities, Ltd.                                  6,612   21,519
    Link Administration Holdings, Ltd.                          28,336  174,687
#*  Lynas Corp., Ltd.                                           10,000    1,081
    MACA, Ltd.                                                  14,371   19,312
*   Macmahon Holdings, Ltd.                                     69,831    9,516
    Macquarie Atlas Roads Group                                 30,520  135,757
#   Mantra Group, Ltd.                                          27,147   65,392
#*  Mayne Pharma Group, Ltd.                                   106,784   82,042
    McMillan Shakespeare, Ltd.                                   8,031   92,189
*   Medusa Mining, Ltd.                                          7,354    1,742
    Melbourne IT, Ltd.                                          10,977   25,082
#*  Mesoblast, Ltd.                                             28,256   39,422
*   Metals X, Ltd.                                              52,374   34,171
#   Metcash, Ltd.                                               85,183  178,598
    Michael Hill International, Ltd.                             4,284    4,267
    Mineral Resources, Ltd.                                     13,856  136,238
#*  MMA Offshore, Ltd.                                          18,410    2,578
    Monadelphous Group, Ltd.                                     9,312  113,602
    Monash IVF Group, Ltd.                                      17,197   21,871
#   Mortgage Choice, Ltd.                                       10,500   19,502
*   Mount Gibson Iron, Ltd.                                     65,404   23,290
#   Myer Holdings, Ltd.                                         91,183   55,380
#   MYOB Group, Ltd.                                            26,435   70,301
    Navitas, Ltd.                                               16,439   65,300
#*  NetComm Wireless, Ltd.                                       6,048    8,094
    New Hope Corp., Ltd.                                        15,030   19,249
#*  NEXTDC, Ltd.                                                21,470   70,464
    nib holdings, Ltd.                                          27,676  127,142
    Nick Scali, Ltd.                                             1,607    7,850
    Nine Entertainment Co. Holdings, Ltd.                       56,013   64,505
    Northern Star Resources, Ltd.                               37,669  133,450
#*  NRW Holdings, Ltd.                                          52,427   27,430
    Nufarm, Ltd.                                                15,520  105,062
#   OFX Group, Ltd.                                             19,585   25,714
    oOh!media, Ltd.                                             12,225   39,344
#*  Orocobre, Ltd.                                              12,533   32,052
    Orora, Ltd.                                                 73,395  162,060
    OZ Minerals, Ltd.                                           27,601  184,459
    Pacific Current Group, Ltd.                                  4,475   25,061
    Pact Group Holdings, Ltd.                                   11,420   52,370
#*  Paladin Energy, Ltd.                                       190,272    7,154
    Peet, Ltd.                                                  19,305   18,387
    Perpetual, Ltd.                                              3,234  130,616
#*  Perseus Mining, Ltd.                                       113,003   28,682
#   Platinum Asset Management, Ltd.                             14,364   62,845
    PMP, Ltd.                                                   56,315   33,320
#   Premier Investments, Ltd.                                    8,397   91,652
    Primary Health Care, Ltd.                                   40,247  109,053

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
#   Prime Media Group, Ltd.                                     30,543 $  9,902
    Pro Medicus, Ltd.                                            2,131    8,853
    Programmed Maintenance Services, Ltd.                       27,228   64,936
#   Qube Holdings, Ltd.                                         86,119  183,076
#   Quintis, Ltd.                                               35,825    8,598
*   Ramelius Resources, Ltd.                                    40,850   13,138
#   RCG Corp., Ltd.                                             24,487   17,920
*   RCR Tomlinson, Ltd.                                         10,693   32,084
    Reckon, Ltd.                                                 1,448    1,740
#   Regis Healthcare, Ltd.                                       9,281   27,401
    Regis Resources, Ltd.                                       42,610  131,321
    Reject Shop, Ltd. (The)                                      1,897    7,416
    Resolute Mining, Ltd.                                       88,278   76,242
#   Retail Food Group, Ltd.                                     14,253   55,255
    Ridley Corp., Ltd.                                          33,330   38,113
*   Salmat, Ltd.                                                 3,642    1,132
    Sandfire Resources NL                                       15,266   70,790
#*  Saracen Mineral Holdings, Ltd.                              69,377   75,147
#   SeaLink Travel Group, Ltd.                                   5,156   17,455
#   Select Harvests, Ltd.                                        9,324   36,564
#*  Senex Energy, Ltd.                                         125,484   28,650
    Servcorp, Ltd.                                               6,297   30,146
    Service Stream, Ltd.                                        24,219   26,176
#   Seven Group Holdings, Ltd.                                   8,164   78,132
    Seven West Media, Ltd.                                      74,426   48,220
    SG Fleet Group, Ltd.                                         9,631   28,296
    Sigma Healthcare, Ltd.                                     130,057   99,928
#*  Silex Systems, Ltd.                                          1,112      325
#   Silver Chef, Ltd.                                            1,766   11,907
#*  Silver Lake Resources, Ltd.                                 40,594   14,557
    Sims Metal Management, Ltd.                                 15,927  197,838
*   Sino Gas & Energy Holdings, Ltd.                           153,490   10,432
    Sirtex Medical, Ltd.                                         5,520   71,039
    SmartGroup Corp., Ltd.                                       8,573   51,353
    SMS Management & Technology, Ltd.                            6,207    8,931
    Southern Cross Media Group, Ltd.                            67,418   71,497
    Spark Infrastructure Group                                 101,734  203,671
*   Specialty Fashion Group, Ltd.                               19,600    6,964
#   SpeedCast International, Ltd.                               20,989   57,914
*   St Barbara, Ltd.                                            40,823   89,121
    Steadfast Group, Ltd.                                       57,870  119,883
#*  Sundance Energy Australia, Ltd.                             99,276    5,248
    Sunland Group, Ltd.                                         14,139   20,239
#   Super Retail Group, Ltd.                                     9,227   61,852
*   Syrah Resources, Ltd.                                       27,687   63,815
    Tabcorp Holdings, Ltd.                                      62,084  207,449
    Tassal Group, Ltd.                                          17,551   53,240
    Technology One, Ltd.                                        18,475   79,296
#*  Ten Network Holdings, Ltd.                                  22,220    2,844
    Thorn Group, Ltd.                                           15,487   16,361
*   Tiger Resources, Ltd.                                      149,819    4,411
#   Tox Free Solutions, Ltd.                                    22,147   42,350
    Treasury Wine Estates, Ltd.                                 13,224  128,746

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
AUSTRALIA -- (Continued)
*   Troy Resources, Ltd.                                      3,735 $       330
    Villa World, Ltd.                                        12,158      21,895
#   Village Roadshow, Ltd.                                    7,008      22,535
*   Virgin Australia Holdings, Ltd.                          62,219       8,715
    Virtus Health, Ltd.                                       9,520      42,679
    Vita Group, Ltd.                                          4,214       4,424
#   Vocus Group, Ltd.                                        11,731      32,725
*   Watpac, Ltd.                                              6,412       3,028
    Webjet, Ltd.                                              6,560      60,423
#*  Western Areas, Ltd.                                      34,456      65,346
*   Westgold Resources, Ltd.                                 23,434      29,642
*   Whitehaven Coal, Ltd.                                    44,128     104,865
*   WorleyParsons, Ltd.                                      20,922     197,457
    WPP AUNZ, Ltd.                                           38,883      35,815
                                                                    -----------
TOTAL AUSTRALIA                                                      12,616,591
                                                                    -----------
AUSTRIA -- (1.4%)
    Agrana Beteiligungs AG                                      351      47,571
    ANDRITZ AG                                                4,587     280,833
    Atrium European Real Estate, Ltd.                        20,363      95,180
#   Austria Technologie & Systemtechnik AG                    2,825      37,499
    BUWOG AG                                                  7,840     230,387
    CA Immobilien Anlagen AG                                  7,521     194,100
#   DO & CO AG                                                  729      53,358
    EVN AG                                                    3,510      53,739
*   FACC AG                                                   3,286      39,746
#   IMMOFINANZ AG                                            63,330     154,031
    Kapsch TrafficCom AG                                        449      25,355
    Lenzing AG                                                  773     138,297
    Mayr Melnhof Karton AG                                      651      85,806
    Oberbank AG                                               1,279     117,083
    Oesterreichische Post AG                                  1,784      82,024
    Palfinger AG                                              1,513      70,712
    POLYTEC Holding AG                                        1,603      29,617
#   Porr Ag                                                     965      34,398
*   Raiffeisen Bank International AG                          8,639     254,589
    RHI AG                                                    2,919     110,141
    Rosenbauer International AG                                 346      20,939
    S IMMO AG                                                 5,806      86,888
#*  Schoeller-Bleckmann Oilfield Equipment AG                 1,172      88,762
#   Semperit AG Holding                                       1,085      33,146
    Strabag SE                                                1,316      58,414
    Telekom Austria AG                                       13,062     118,091
    UNIQA Insurance Group AG                                 13,912     144,021
    Verbund AG                                                4,002      79,164
    Vienna Insurance Group AG Wiener Versicherung Gruppe      3,916     117,883
    Wienerberger AG                                          10,988     252,593
    Zumtobel Group AG                                         2,862      56,672
                                                                    -----------
TOTAL AUSTRIA                                                         3,191,039
                                                                    -----------
BELGIUM -- (1.6%)
#*  Ablynx NV                                                 4,354      65,915

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
    Ackermans & van Haaren NV                                  1,870 $  338,077
*   AGFA-Gevaert NV                                           15,370     71,663
    Atenor                                                       277     15,807
    Banque Nationale de Belgique                                  20     68,977
    Barco NV                                                   1,156    115,782
    Bekaert SA                                                 3,353    162,177
    bpost SA                                                   6,213    170,088
#*  Celyad SA                                                    590     19,623
    Cie d'Entreprises CFE                                        637     93,912
    Cie Immobiliere de Belgique SA                               426     26,528
    D'ieteren SA                                               2,276    107,815
    Deceuninck NV                                              6,500     26,556
*   Econocom Group SA                                         14,168    108,276
    Elia System Operator SA                                    2,587    151,709
    Euronav NV                                                 9,936     79,270
    EVS Broadcast Equipment SA                                 1,783     72,348
#   Exmar NV                                                   2,768     16,250
#*  Fagron                                                     3,624     49,486
*   Galapagos NV(B07Q2V5)                                      2,063    163,897
*   Galapagos NV(B083BK7)                                        974     79,358
    Gimv NV                                                    1,205     76,244
    Ion Beam Applications                                      1,765     62,597
#   Kinepolis Group NV                                         1,251     71,881
#   Lotus Bakeries                                                24     67,046
*   MDxHealth                                                  3,381     19,855
    Melexis NV                                                 1,525    131,189
#*  Nyrstar NV                                                 6,866     44,588
    Ontex Group NV                                             5,574    191,154
    Orange Belgium SA                                          2,853     70,369
    Picanol                                                      107     13,415
    Recticel SA                                                4,845     38,193
    Resilux                                                       88     15,629
    Roularta Media Group NV                                      455     11,777
    Sioen Industries NV                                          775     26,910
    Sipef SA                                                     638     46,949
*   Tessenderlo Group SA                                       2,976    130,652
*   ThromboGenics NV                                           2,924     10,954
    Umicore SA                                                 6,669    535,401
    Van de Velde NV                                              433     23,318
*   Viohalco SA                                                9,200     30,101
                                                                     ----------
TOTAL BELGIUM                                                         3,621,736
                                                                     ----------
CANADA -- (8.7%)
*   5N Plus, Inc.                                              2,300      5,737
    Absolute Software Corp.                                    4,400     28,057
    Acadian Timber Corp.                                         500      7,379
*   Advantage Oil & Gas, Ltd.                                 16,781    115,350
    Aecon Group, Inc.                                          8,691    104,982
*   Africa Oil Corp.                                          26,629     41,222
#   Ag Growth International, Inc.                              1,567     70,322
#   AGF Management, Ltd. Class B                               7,733     46,457
#   AGT Food & Ingredients, Inc.                               1,730     35,287
    Aimia, Inc.                                               11,200     13,026

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
#   AirBoss of America Corp.                                     2,200 $ 23,381
    AKITA Drilling, Ltd. Class A                                 1,200    6,997
*   Alacer Gold Corp.                                           30,833   51,440
    Alamos Gold, Inc. Class A                                   21,890  155,031
#   Alaris Royalty Corp.                                         3,325   60,113
    Algoma Central Corp.                                         1,600   15,657
    Algonquin Power & Utilities Corp.                           15,449  165,178
*   Alio Gold, Inc.                                              5,135   21,580
#   Altius Minerals Corp.                                        6,900   62,373
    Altus Group, Ltd.                                            3,100   63,554
*   Amaya, Inc.                                                  4,260   75,547
    Andrew Peller, Ltd. Class A                                  2,700   24,039
*   Argonaut Gold, Inc.                                         25,712   45,165
#*  Asanko Gold, Inc.                                           12,801   16,017
#*  Athabasca Oil Corp.                                         58,945   49,170
*   ATS Automation Tooling Systems, Inc.                        12,187  130,985
*   AuRico Metals, Inc.                                          9,625    9,110
    AutoCanada, Inc.                                             2,934   47,255
#*  Avigilon Corp.                                               3,800   43,220
*   B2Gold Corp.                                                64,014  160,709
#   Badger Daylighting, Ltd.                                     2,653   56,348
#*  Baytex Energy Corp.                                         20,339   57,098
#*  Bellatrix Exploration, Ltd.                                  7,882   19,725
    Birchcliff Energy, Ltd.                                     15,661   76,625
#   Bird Construction, Inc.                                      3,138   21,319
#   Black Diamond Group, Ltd.                                    2,510    5,355
*   BlackPearl Resources, Inc.                                  31,370   24,910
    BMTC Group, Inc.                                               850    8,011
    Bonavista Energy Corp.                                      28,620   71,851
#   Bonterra Energy Corp.                                        3,561   47,985
    Boralex, Inc. Class A                                       10,000  178,624
    BRP, Inc.                                                    2,600   83,313
#*  Calfrac Well Services, Ltd.                                 13,544   36,718
    Calian Group, Ltd.                                             600   13,465
#   Callidus Capital Corp.                                       1,150   14,011
    Canaccord Genuity Group, Inc.                               15,050   75,688
#*  Canacol Energy, Ltd.                                        18,050   65,005
#   Canadian Western Bank                                       10,908  244,976
*   Canfor Corp.                                                 6,700  112,424
    Canfor Pulp Products, Inc.                                   3,143   29,772
#   CanWel Building Materials Group, Ltd.                        4,700   23,184
    Capital Power Corp.                                          7,080  139,754
*   Capstone Mining Corp.                                       44,912   43,228
    Cara Operations, Ltd.                                          600   11,285
#   Cardinal Energy, Ltd.                                           83      310
    Cascades, Inc.                                              11,282  139,085
*   Celestica, Inc.                                             20,795  247,188
    Centerra Gold, Inc.                                         18,043   96,241
*   Cequence Energy, Ltd.                                       13,468    1,890
    CES Energy Solutions Corp.                                  14,133   72,210
*   China Gold International Resources Corp., Ltd.              32,200   49,072
#*  Chinook Energy, Inc.                                         6,624    1,753
#   Cineplex, Inc.                                               3,452  136,142

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Clearwater Seafoods, Inc.                                    1,700 $ 15,190
    Cogeco Communications, Inc.                                  1,302   90,960
    Cogeco, Inc.                                                   900   55,137
    Colliers International Group, Inc.                           2,646  142,514
    Computer Modelling Group, Ltd.                              13,262  100,735
#*  Continental Gold, Inc.                                       2,700    7,341
#*  Copper Mountain Mining Corp.                                12,235    9,814
    Corby Spirit and Wine, Ltd.                                    900   15,881
*   Corridor Resources, Inc.                                     2,900    1,303
    Corus Entertainment, Inc. Class B                            9,396  104,304
#   Cott Corp.                                                  23,910  371,092
*   Crew Energy, Inc.                                           22,528   73,362
*   CRH Medical Corp.                                            6,100   20,011
#*  Delphi Energy Corp.                                         16,088   15,872
#*  Denison Mines Corp.                                         58,144   30,314
*   Descartes Systems Group, Inc. (The)                         10,575  265,319
*   Detour Gold Corp.                                            7,200   90,552
#   DHX Media, Ltd.(BRF12P5)                                     5,428   28,299
#   DHX Media, Ltd.(BRF12N3)                                     4,500   23,425
#*  DIRTT Environmental Solutions                                3,800   18,105
    Dominion Diamond Corp.                                       9,954  140,039
    Dorel Industries, Inc. Class B                               4,600  121,535
*   Dundee Precious Metals, Inc.                                18,655   39,352
    E-L Financial Corp., Ltd.                                      104   70,237
    ECN Capital Corp.                                           12,818   40,713
    Eldorado Gold Corp.                                         80,469  170,394
    Element Fleet Management Corp.                              13,300  100,703
    Enbridge Income Fund Holdings, Inc.                          6,095  156,634
*   Endeavour Mining Corp.                                       4,031   76,762
    Enercare, Inc.                                               7,449  125,111
    Enerflex, Ltd.                                               6,568   90,822
#*  Energy Fuels, Inc.                                           5,331    9,492
    Enerplus Corp.                                              15,151  136,714
    Enghouse Systems, Ltd.                                       3,100  132,852
    Ensign Energy Services, Inc.                                19,500  104,323
#   Equitable Group, Inc.                                        1,243   54,615
*   Essential Energy Services Trust                             11,693    5,627
    Evertz Technologies, Ltd.                                    2,402   34,197
#   Exchange Income Corp.                                        2,943   68,078
    Exco Technologies, Ltd.                                      2,400   21,329
#   Extendicare, Inc.                                            9,010   68,582
    Fiera Capital Corp.                                          4,200   48,510
    Finning International, Inc.                                    800   16,099
#   Firm Capital Mortgage Investment Corp.                       2,800   30,431
#*  First Majestic Silver Corp.                                  9,364   77,060
#   First National Financial Corp.                               1,280   25,667
    FirstService Corp.                                           2,646  170,528
#*  Fission Uranium Corp.                                       33,000   18,528
*   Fortuna Silver Mines, Inc.                                  25,900  129,422
#   Freehold Royalties, Ltd.                                     9,300  106,073
    Gamehost, Inc.                                               2,000   14,887
#   Genworth MI Canada, Inc.                                     4,070  118,729
    Gibson Energy, Inc.                                          8,625  112,279

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
*   Glacier Media, Inc.                                          1,800 $    895
    Gluskin Sheff + Associates, Inc.                             3,294   44,836
*   GMP Capital, Inc.                                            2,541    6,114
#*  Golden Star Resources, Ltd.                                 31,073   21,185
*   Gran Tierra Energy, Inc.                                    34,593   81,297
    Granite Oil Corp.                                            3,233   12,006
*   Great Canadian Gaming Corp.                                  7,700  149,831
#*  Great Panther Silver, Ltd.                                   9,200   11,954
    Guardian Capital Group, Ltd. Class A                         2,600   56,306
*   Guyana Goldfields, Inc.                                      8,829   34,063
*   Heroux-Devtek, Inc.                                          3,700   39,382
    High Liner Foods, Inc.                                       2,300   31,269
#   Home Capital Group, Inc.                                     6,300   69,733
    Horizon North Logistics, Inc.                               22,417   23,734
    HudBay Minerals, Inc.                                       26,392  204,912
#   Hudson's Bay Co.                                             4,700   40,224
*   IAMGOLD Corp.                                               58,100  313,626
#*  Imperial Metals Corp.                                        5,000   15,320
*   Indigo Books & Music, Inc.                                     500    6,236
    Innergex Renewable Energy, Inc.                              9,210  108,075
*   Interfor Corp.                                               5,200   80,956
*   International Tower Hill Mines, Ltd.                         1,260      657
    Intertape Polymer Group, Inc.                                9,144  176,243
*   Ivanhoe Mines, Ltd. Class A                                 49,600  195,735
    Jean Coutu Group PJC, Inc. (The) Class A                     7,700  128,338
    Just Energy Group, Inc.                                     10,855   58,247
    K-Bro Linen, Inc.                                              700   22,599
*   Kelt Exploration, Ltd.                                       9,188   49,302
*   Kinaxis, Inc.                                                1,050   67,535
*   Kingsway Financial Services, Inc.                              600    3,658
    Kirkland Lake Gold, Ltd.                                    14,205  147,205
*   Klondex Mines, Ltd.                                         24,674   78,569
*   Knight Therapeutics, Inc.                                   11,310   86,089
#   Labrador Iron Ore Royalty Corp.                              5,200   71,822
    Laurentian Bank of Canada                                    6,100  265,039
    Leon's Furniture, Ltd.                                       2,400   34,727
    Linamar Corp.                                                4,630  253,754
#   Liquor Stores N.A., Ltd.                                     2,666   21,405
    Lucara Diamond Corp.                                        44,600   95,872
#   MacDonald Dettwiler & Associates, Ltd.                       3,472  196,916
    Magellan Aerospace Corp.                                     1,400   22,357
#*  Mainstreet Equity Corp.                                        300    9,021
    Mainstreet Health Investments, Inc.                          1,700   15,640
*   Major Drilling Group International, Inc.                    10,973   72,523
#   Mandalay Resources Corp.                                    31,100    9,728
*   Manitok Energy, Inc.                                         1,173       80
    Maple Leaf Foods, Inc.                                       7,540  208,405
    Martinrea International, Inc.                               13,933  112,537
*   Maxim Power Corp.                                            1,300    2,815
    Medical Facilities Corp.                                     3,200   33,469
#*  MEG Energy Corp.                                            20,593   84,569
    Melcor Developments, Ltd.                                      500    5,755
*   Mitel Networks Corp.                                         9,680   82,456

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Morguard Corp.                                                 400 $ 55,190
    Morneau Shepell, Inc.                                        3,901   64,675
    MTY Food Group, Inc.                                         2,300   86,816
    Mullen Group, Ltd.                                           9,051  115,864
*   Nautilus Minerals, Inc.                                     12,961    2,183
    Nevsun Resources, Ltd.                                      32,682   88,340
    New Flyer Industries, Inc.                                   5,010  204,258
*   New Gold, Inc.                                              61,280  204,963
#*  Newalta Corp.                                                5,065    5,159
    Norbord, Inc.                                                6,210  220,413
    North American Energy Partners, Inc.                         1,500    6,316
    North West Co., Inc. (The)                                   4,181  102,416
#   Northland Power, Inc.                                        8,254  153,726
*   Novelion Therapeutics, Inc.                                  1,160   10,498
*   NuVista Energy, Ltd.                                        29,960  153,555
*   Obsidian Energy, Ltd.                                       50,277   59,280
    OceanaGold Corp.                                            30,853   84,386
    Osisko Gold Royalties, Ltd.                                  6,694   85,955
#*  Painted Pony Energy, Ltd.                                    9,134   33,334
    Pan American Silver Corp.                                   15,858  267,109
#*  Paramount Resources, Ltd. Class A                            6,886  110,353
*   Parex Resources, Inc.                                       11,740  144,449
    Parkland Fuel Corp.                                          5,859  125,709
    Pason Systems, Inc.                                          6,503   94,931
#*  Pengrowth Energy Corp.                                      63,899   48,177
*   PHX Energy Services Corp.                                    3,600    5,948
#   Pizza Pizza Royalty Corp.                                    2,100   28,247
#*  Platinum Group Metals, Ltd.                                  6,169    4,503
*   Point Loma Resources, Ltd.                                      69       20
    Polaris Infrastructure, Inc.                                 2,100   28,651
#*  PolyMet Mining Corp.                                        10,894    7,427
*   Precision Drilling Corp.                                    31,890   92,594
    Premium Brands Holdings Corp.                                1,330   96,042
#*  Pretium Resources, Inc.                                      8,100   77,833
#*  Primero Mining Corp.                                        19,303    6,967
    Pure Technologies, Ltd.                                      2,800   11,297
    Quarterhill, Inc.                                           10,900   15,649
#*  Questerre Energy Corp. Class A                               6,950    4,125
*   Raging River Exploration, Inc.                              12,900   82,672
    Reitmans Canada, Ltd. Class A                                4,500   16,495
    Richelieu Hardware, Ltd.                                     5,280  137,765
*   Richmont Mines, Inc.                                         9,977   83,145
*   RMP Energy, Inc.                                            11,827    5,692
#   Rogers Sugar, Inc.                                           7,200   37,018
    Russel Metals, Inc.                                         10,500  210,042
#*  Sabina Gold & Silver Corp.                                  23,819   43,177
*   Sandstorm Gold, Ltd.                                        13,700   56,481
    Sandvine Corp.                                              13,900   48,833
    Secure Energy Services, Inc.                                13,624  102,938
*   SEMAFO, Inc.                                                40,300   97,295
    ShawCor, Ltd.                                                4,801  107,592
*   Sherritt International Corp.                                27,937   19,271
#   Sienna Senior Living, Inc.                                   4,271   58,888

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
*   Sierra Metals, Inc.                                            100 $    241
#*  Sierra Wireless, Inc.                                        5,200  153,112
*   Silver Standard Resources, Inc.                             19,506  189,623
    Sleep Country Canada Holdings, Inc.                          1,100   33,465
*   Solium Capital, Inc.                                         2,100   16,322
*   Spartan Energy Corp.                                         7,900   40,490
*   Spin Master Corp.                                              400   12,262
    Sprott, Inc.                                                12,583   23,112
    Stantec, Inc.                                                5,745  146,165
    Stella-Jones, Inc.                                           6,400  223,968
#*  Stornoway Diamond Corp.                                     37,400   23,698
#   Stuart Olson, Inc.                                           1,045    4,459
#   Student Transportation, Inc.                                 5,497   32,363
*   SunOpta, Inc.                                                8,443   80,587
    Superior Plus Corp.                                         13,614  119,351
#   Surge Energy, Inc.                                          27,498   47,861
*   Taseko Mines, Ltd.                                          35,100   52,365
#*  Tembec, Inc.                                                 1,115    4,060
*   Teranga Gold Corp.                                           7,800   19,958
    TFI International, Inc.                                      5,451  128,148
*   Theratechnologies, Inc.                                      2,300   14,389
#   Timbercreek Financial Corp.                                  3,900   29,342
#*  TMAC Resources, Inc.                                         1,187   10,330
    TMX Group, Ltd.                                              2,699  143,095
    TORC Oil & Gas, Ltd.                                         8,774   39,481
*   Torex Gold Resources, Inc.                                   5,210   94,986
    Toromont Industries, Ltd.                                    8,251  306,348
#   Torstar Corp. Class B                                        4,700    5,504
    Total Energy Services, Inc.                                  5,261   51,056
    TransAlta Corp.                                             20,200  131,723
#   TransAlta Renewables, Inc.                                   6,736   78,990
    Transcontinental, Inc. Class A                              10,005  203,992
*   TransGlobe Energy Corp.                                      6,000    8,181
#*  Trevali Mining Corp.                                        31,500   32,593
*   Trican Well Service, Ltd.                                   41,574  121,713
    Tricon Capital Group, Inc.                                   6,100   51,374
#*  Trilogy Energy Corp.                                         5,469   23,205
*   Trinidad Drilling, Ltd.                                     40,764   58,526
*   TVA Group, Inc. Class B                                      1,200    3,263
#   Uni-Select, Inc.                                             4,278   99,851
#*  UrtheCast Corp.                                             16,000   14,373
#   Valener, Inc.                                                3,700   63,984
    Veresen, Inc.                                               19,388  283,181
    Wajax Corp.                                                  1,263   23,756
*   Wesdome Gold Mines, Ltd.                                     9,279   18,309
    West Fraser Timber Co., Ltd.                                 3,800  201,925
*   Western Energy Services Corp.                                4,624    5,341
    Western Forest Products, Inc.                               41,030   81,616
    WestJet Airlines, Ltd.                                       1,600   31,891
*   Westport Fuel Systems, Inc.                                  4,800    8,278
    Westshore Terminals Investment Corp.                         3,842   72,726
    Whitecap Resources, Inc.                                    28,701  212,020
    Winpak, Ltd.                                                 3,000  128,807

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
*   Xtreme Drilling Corp.                                       813 $     1,304
    Yamana Gold, Inc.                                        16,600      43,273
#*  Yellow Pages, Ltd.                                        2,040      10,701
    ZCL Composites, Inc.                                      4,000      42,607
*   Zenith Capital Corp.                                      1,300          84
                                                                    -----------
TOTAL CANADA                                                         20,098,170
                                                                    -----------
CHINA -- (0.0%)
    BEP International Holdings, Ltd.                        980,000      25,799
*   KuangChi Science, Ltd.                                   73,000      25,593
                                                                    -----------
TOTAL CHINA                                                              51,392
                                                                    -----------
DENMARK -- (1.7%)
    ALK-Abello A.S.                                             603      95,041
    Alm Brand A.S.                                            7,780      77,993
    Ambu A.S. Class B                                         2,017     131,336
*   Bang & Olufsen A.S.                                       4,215      73,751
#*  Bavarian Nordic A.S.                                      3,307     216,479
#*  D/S Norden A.S.                                           3,399      67,430
    DFDS A.S.                                                 3,765     214,736
#   FLSmidth & Co. A.S.                                       3,408     208,584
    GN Store Nord A.S.                                       10,655     324,084
    IC Group A.S.                                               310       7,086
*   Jeudan A.S.                                                 153      17,103
    Jyske Bank A.S.                                           5,843     366,218
    Matas A.S.                                                1,466      22,624
*   NKT A.S.                                                  3,029     266,081
    NNIT A.S.                                                   643      20,568
    Nordjyske Bank A.S.                                         870      16,626
    Parken Sport & Entertainment A.S.                           400       5,519
    Per Aarsleff Holding A.S.                                 1,870      46,644
    Ringkjoebing Landbobank A.S.                              2,050     107,928
    Rockwool International A.S. Class A                         232      50,003
    Rockwool International A.S. Class B                         664     151,112
    Royal Unibrew A.S.                                        3,200     159,446
    RTX A.S.                                                    869      22,422
*   Santa Fe Group A.S.                                       1,200      10,874
    Schouw & Co. AB                                             969     106,404
    SimCorp A.S.                                              4,078     254,989
    Solar A.S. Class B                                          610      36,328
    Spar Nord Bank A.S.                                       9,494     127,597
    Sydbank A.S.                                              6,192     257,934
    TDC A.S.                                                 50,128     309,317
    Tivoli A.S.                                                 126      12,155
*   TK Development A.S.                                       5,947      10,122
*   Topdanmark A.S.                                           4,103     140,194
    United International Enterprises                            127      26,764
#*  Vestjysk Bank A.S.                                          725       1,417

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
DENMARK -- (Continued)
#*  Zealand Pharma A.S.                                        1,917 $   38,153
                                                                     ----------
TOTAL DENMARK                                                         4,001,062
                                                                     ----------
FINLAND -- (2.1%)
    Ahlstrom-Munksjo Oyj                                       1,922     39,646
    Aktia Bank Oyj                                             1,849     20,134
    Alma Media Oyj                                             4,469     34,273
    Amer Sports Oyj                                            9,341    250,910
    Aspo Oyj                                                   2,685     28,663
*   BasWare Oyj                                                  944     44,936
#   Bittium Oyj                                                2,478     21,834
    Cargotec Oyj Class B                                       2,714    165,697
#*  Caverion Corp.                                             9,595     80,273
    Citycon Oyj                                               41,650    113,345
    Cramo Oyj                                                  3,702    106,202
    Elisa Oyj                                                  9,007    370,790
    F-Secure Oyj                                               8,209     37,295
    Finnair Oyj                                                6,835     73,951
    Fiskars Oyj Abp                                            3,846     96,616
    HKScan Oyj Class A                                         1,550      5,539
    Huhtamaki Oyj                                              7,365    285,399
    Kemira Oyj                                                11,128    140,265
    Kesko Oyj Class A                                          1,487     75,434
    Kesko Oyj Class B                                          5,689    287,659
    Konecranes Oyj                                             3,869    172,619
    Lassila & Tikanoja Oyj                                     3,659     83,387
    Lemminkainen Oyj                                             590     17,686
#   Metsa Board Oyj                                           15,332    108,453
    Metso Oyj                                                  7,931    252,315
    Nokian Renkaat Oyj                                         7,701    314,003
    Olvi Oyj Class A                                           1,278     44,940
    Oriola Oyj Class B                                        13,143     56,373
    Orion Oyj Class A                                          2,049    103,913
    Outokumpu Oyj                                             25,300    212,600
*   Outotec Oyj                                               14,723     96,034
    Ponsse Oy                                                  1,180     34,236
*   Poyry Oyj                                                  3,314     18,967
    Raisio Oyj Class V                                         9,632     40,341
    Ramirent Oyj                                               7,197     71,740
    Rapala VMC Oyj                                             1,900      8,932
    Sanoma Oyj                                                10,553     98,023
#   SRV Group OYJ                                              2,217     11,832
*   Stockmann Oyj Abp Class A                                  1,299     11,252
*   Stockmann Oyj Abp Class B                                  2,495     21,602
*   Talvivaara Mining Co. P.L.C.                              22,722        153
    Technopolis Oyj                                           16,667     72,213
    Tieto Oyj                                                  5,057    160,429
    Tikkurila Oyj                                              4,795    102,266
    Uponor Oyj                                                 4,164     67,234
    Vaisala Oyj Class A                                          700     33,665
    Valmet Oyj                                                10,858    197,925

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    YIT Oyj                                                   13,172 $  111,858
                                                                     ----------
TOTAL FINLAND                                                         4,803,852
                                                                     ----------
FRANCE -- (4.7%)
    ABC Arbitrage                                              3,745     27,147
*   Air France-KLM                                            15,396    208,462
    Akka Technologies                                            785     42,877
    Albioma SA                                                 2,166     50,895
    Altamir                                                    1,905     37,910
    Alten SA                                                   1,711    147,716
    Altran Technologies SA                                    11,720    206,078
    April SA                                                   1,417     21,805
    Assystem                                                     808     30,993
    Aubay                                                        637     23,152
    Axway Software SA                                            836     24,010
    Beneteau SA                                                4,056     69,632
*   Bigben Interactive                                         1,286     14,753
    Boiron SA                                                    603     56,488
    Bonduelle SCA                                              1,714     65,860
#   Bourbon Corp.                                              2,220     20,692
    Burelle SA                                                    18     25,474
*   Cegedim SA                                                   532     20,304
#*  CGG SA                                                     1,407      6,215
    Chargeurs SA                                               1,921     55,710
    Cie des Alpes                                                997     32,573
    Cie Plastic Omnium SA                                      4,515    173,748
*   Coface SA                                                 10,006     94,614
    Derichebourg SA                                            7,894     69,159
    Devoteam SA                                                  334     30,310
#   Edenred                                                   16,153    424,627
    Electricite de Strasbourg SA                                 132     18,685
    Elior Group                                                7,440    197,480
#   Elis SA                                                    3,248     78,532
*   Eramet                                                       664     41,916
*   Esso SA Francaise                                            197     13,245
    Euler Hermes Group                                           922    110,225
    Euronext NV                                                4,035    235,804
    Europcar Groupe SA                                         5,805     84,522
    Eutelsat Communications SA                                 6,013    162,737
    Exel Industries Class A                                       96     11,475
    Faurecia                                                   4,027    223,612
*   Fnac Darty SA                                              1,311    124,247
*   Fnac Darty SA                                                648     61,303
*   Gaumont SA                                                   129     13,469
    Gaztransport Et Technigaz SA                               2,233    106,432
    GL Events                                                    619     18,366
    Groupe Crit                                                  231     22,134
    Groupe Eurotunnel SE                                      19,416    215,296
    Groupe Open                                                  355     10,592
    Guerbet                                                      488     43,918
    Haulotte Group SA                                          1,014     17,850
    Havas SA                                                  14,560    159,470
    HERIGE SADCS                                                 186      8,500

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
*   ID Logistics Group                                             172 $ 27,784
    Imerys SA                                                    2,352  203,882
#   Ingenico Group SA                                            1,544  161,958
    Interparfums SA                                                625   24,836
    Ipsen SA                                                     2,284  292,340
    IPSOS                                                        3,707  128,021
    Jacquet Metal Service                                        1,426   39,852
    Kaufman & Broad SA                                             236   10,226
    Korian SA                                                    3,572  118,105
    Lagardere SCA                                                8,939  293,696
    Laurent-Perrier                                                195   17,660
    Le Belier                                                      216   11,649
    Le Noble Age                                                   809   47,893
    Lectra                                                       1,847   53,120
    Linedata Services                                              187   10,893
    LISI                                                         2,061   99,361
    Maisons France Confort SA                                      186   13,644
    Manitou BF SA                                                1,600   56,110
    Manutan International                                          508   52,238
    Mersen SA                                                    1,560   57,639
    Metropole Television SA                                      3,670   88,797
    MGI Coutier                                                    768   30,891
#*  Naturex                                                        661   67,091
    Neopost SA                                                   3,741  171,544
    Nexans SA                                                    3,061  175,347
    Nexity SA                                                    3,084  165,413
#*  Nicox                                                        2,438   35,521
*   NRJ Group                                                    2,200   29,119
    Oeneo SA                                                     1,489   16,599
#*  Onxeo SA                                                     4,614   22,073
    Orpea                                                        2,801  321,199
#*  Parrot SA                                                      787    9,345
*   Pierre & Vacances SA                                           633   35,380
    Plastivaloire                                                  640   16,460
    Rallye SA                                                    3,323   70,621
#*  Recylex SA                                                   1,500   16,432
    Rexel SA                                                    25,457  403,123
    Robertet SA                                                     95   45,547
    Rothschild & Co.                                             1,757   65,346
    Rubis SCA                                                    6,490  413,102
    Samse SA                                                       132   23,158
    Sartorius Stedim Biotech                                     1,836  130,819
    Savencia SA                                                    669   66,538
    Seche Environnement SA                                         288   11,250
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                       283   11,043
    Societe pour l'Informatique Industrielle                       216    5,747
*   SOITEC                                                       1,888  119,890
*   Solocal Group                                               54,046   54,400
    Somfy SA                                                     1,060  100,447
    Sopra Steria Group                                           1,069  184,868
    SPIE SA                                                      4,548  127,833
*   Stallergenes Greer P.L.C.                                      209    8,883
*   Ste Industrielle d'Aviation Latecoere SA                     7,938   40,857

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    Stef SA                                                     287 $    31,899
    Sword Group                                                 702      28,831
    Synergie SA                                                 659      31,225
    Tarkett SA                                                2,054      85,039
    Technicolor SA                                           17,993      65,412
    Teleperformance                                           3,757     523,473
    Television Francaise 1                                   10,205     149,316
    Tessi SA                                                     66      12,093
    TFF Group                                                    88      15,860
    Thermador Groupe                                            260      28,627
    Total Gabon                                                  25       3,945
    Trigano SA                                                1,013     133,212
*   Ubisoft Entertainment SA                                  6,345     401,483
#*  Vallourec SA                                             29,564     174,889
#*  Valneva SE                                                5,324      18,532
    Vetoquinol SA                                               354      22,000
    Vicat SA                                                  1,780     130,038
    VIEL & Cie SA                                             4,347      30,015
    Vilmorin & Cie SA                                           627      55,287
*   Virbac SA                                                   455      81,210
*   Worldline SA                                              1,910      77,625
                                                                    -----------
TOTAL FRANCE                                                         10,866,615
                                                                    -----------
GERMANY -- (5.4%)
    Aareal Bank AG                                            5,063     211,170
#*  ADLER Real Estate AG                                      2,667      41,801
    ADO Properties SA                                           245      11,059
#*  ADVA Optical Networking SE                                5,097      38,819
#*  AIXTRON SE                                                8,383      74,599
    Amadeus Fire AG                                             465      42,951
    Aurubis AG                                                2,557     227,632
    Axel Springer SE                                          2,531     160,716
    Bauer AG                                                  1,120      31,058
    BayWa AG                                                  1,355      50,142
    Bechtle AG                                                2,564     184,559
    Bertrandt AG                                                351      33,428
    Bijou Brigitte AG                                           274      18,971
#   Bilfinger SE                                              2,693     110,038
*   Biotest AG                                                1,179      38,382
    Borussia Dortmund GmbH & Co. KGaA                         3,857      27,277
#   CANCOM SE                                                 1,419      93,320
    Carl Zeiss Meditec AG                                     2,614     139,963
    CENTROTEC Sustainable AG                                  1,248      27,620
    Cewe Stiftung & Co. KGAA                                    476      42,121
    Comdirect Bank AG                                         2,500      31,531
    CompuGroup Medical SE                                     2,314     137,853
*   Constantin Medien AG                                      3,300       7,260
    CropEnergies AG                                           2,141      23,024
    CTS Eventim AG & Co. KGaA                                 2,848     132,006
#   Delticom AG                                                 212       3,884
    Deutsche Beteiligungs AG                                  1,347      63,459
#   Deutsche EuroShop AG                                      3,286     136,845
    Deutsche Pfandbriefbank AG                                5,659      74,563

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
    Deutz AG                                                    12,197 $ 90,548
*   Dialog Semiconductor P.L.C.                                  5,170  225,294
    DIC Asset AG                                                 4,013   43,277
    Diebold Nixdorf AG                                             184   15,662
    DMG Mori AG                                                  2,097  123,842
    Draegerwerk AG & Co. KGaA                                      152   12,367
    Drillisch AG                                                 2,679  179,210
    Duerr AG                                                     1,588  193,477
    Eckert & Ziegler AG                                            388   16,426
    Elmos Semiconductor AG                                         624   15,212
    ElringKlinger AG                                             2,610   45,529
*   Evotec AG                                                    6,909   99,557
#   Fielmann AG                                                  1,483  119,106
    Fraport AG Frankfurt Airport Services Worldwide              2,645  264,868
    Freenet AG                                                   8,771  296,064
    Fuchs Petrolub SE                                            2,381  125,246
    Gerresheimer AG                                              1,966  162,250
#   Gerry Weber International AG                                 2,328   29,703
    Gesco AG                                                       745   23,616
    GFT Technologies SE                                          1,914   35,579
    Grammer AG                                                   1,330   75,566
    GRENKE AG                                                      900   77,743
*   H&R GmbH & Co. KGaA                                            619    8,425
    Hamburger Hafen und Logistik AG                              2,121   59,319
*   Hapag-Lloyd AG                                                 256   10,122
#*  Heidelberger Druckmaschinen AG                              17,995   61,273
    Hella KGaA Hueck & Co.                                       1,957  103,481
    Hornbach Baumarkt AG                                         1,015   37,731
    Hugo Boss AG                                                 4,037  304,504
    Indus Holding AG                                             2,104  157,475
    Isra Vision AG                                                 280   51,275
    Jenoptik AG                                                  5,015  138,173
#   K+S AG                                                      12,599  327,614
    Kloeckner & Co. SE                                          11,414  126,197
    Koenig & Bauer AG                                            1,126   88,209
*   Kontron AG                                                   3,829   15,769
    Krones AG                                                    1,070  133,128
    KSB AG                                                          31   17,536
    KWS Saat SE                                                    187   75,964
    Lanxess AG                                                   6,091  469,701
    LEG Immobilien AG                                            3,785  363,948
    Leifheit AG                                                    754   29,861
    Leoni AG                                                     3,152  186,436
#*  Manz AG                                                        281   11,150
    MLP AG                                                       5,697   41,730
    MTU Aero Engines AG                                          3,006  440,541
    Nemetschek SE                                                2,828  219,453
    Nexus AG                                                     1,142   35,138
#*  Nordex SE                                                    4,088   55,818
    Norma Group SE                                               1,997  121,105
    OSRAM Licht AG                                               5,316  443,005
    paragon AG                                                     263   19,102
*   Patrizia Immobilien AG                                       4,176   75,441

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG                               720 $   122,098
    PNE Wind AG                                               6,074      19,027
    Puma SE                                                     210      84,188
    QIAGEN NV                                                 9,718     322,347
#   QSC AG                                                    8,683      19,087
    Rational AG                                                 178     111,773
    Rheinmetall AG                                            2,860     285,399
#   RHOEN-KLINIKUM AG                                         3,559     111,999
#   RIB Software SE                                           2,275      40,642
#   S&T AG                                                    4,166      72,825
    SAF-Holland SA                                            4,741      83,770
    Salzgitter AG                                             3,612     162,051
*   Schaltbau Holding AG                                        277      12,141
    SHW AG                                                      529      22,279
*   Siltronic AG                                                755      82,100
    Sixt Leasing SE                                             455      10,779
#   Sixt SE                                                   1,196      84,542
#   SMA Solar Technology AG                                   1,123      40,727
    Software AG                                               3,599     157,359
    Stabilus SA                                               1,777     147,764
#   Stada Arzneimittel AG                                     4,467     347,798
    Stroeer SE & Co. KGaA                                     1,864     120,173
    Suedzucker AG                                             6,873     146,693
#*  Suess MicroTec AG                                         2,434      35,182
    Surteco SE                                                  689      20,329
    TAG Immobilien AG                                        10,009     164,236
    Takkt AG                                                  2,567      63,032
    Technotrans AG                                              637      31,338
*   Tele Columbus AG                                          2,084      23,919
    TLG Immobilien AG                                         4,319      93,673
*   Tom Tailor Holding SE                                     3,567      29,917
    Uniper SE                                                 1,423      29,327
    VERBIO Vereinigte BioEnergie AG                           2,533      28,811
*   Vossloh AG                                                  879      58,463
#   VTG AG                                                    1,166      58,456
    Wacker Chemie AG                                          1,113     138,128
    Wacker Neuson SE                                          2,722      73,074
    Washtec AG                                                  877      70,372
    XING AG                                                     282      82,873
    Zeal Network SE                                             472      13,010
                                                                    -----------
TOTAL GERMANY                                                        12,336,518
                                                                    -----------
HONG KONG -- (2.7%)
#*  13 Holdings, Ltd. (The)                                  49,500       6,469
    Alco Holdings, Ltd.                                      20,000       5,168
    Allied Group, Ltd.                                       13,600      83,176
    Allied Properties HK, Ltd.                              219,416      47,984
*   APAC Resources, Ltd.                                      6,569         840
    APT Satellite Holdings, Ltd.                             43,500      21,458
    Asia Financial Holdings, Ltd.                            54,874      30,051
    Asia Satellite Telecommunications Holdings, Ltd.         11,500      11,765
    Asia Standard International Group, Ltd.                  98,940      28,720
    Asian Growth Properties, Ltd.                            48,184      17,467

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES   VALUE++
                                                              --------- -------
HONG KONG -- (Continued)
    Associated International Hotels, Ltd.                        28,000 $86,026
    Bonjour Holdings, Ltd.                                       61,600   2,956
#   Bright Smart Securities & Commodities Group, Ltd.            20,000   5,904
*   Brightoil Petroleum Holdings, Ltd.                          314,000  81,592
*   Brockman Mining, Ltd.                                       256,330   3,775
    Cafe de Coral Holdings, Ltd.                                 30,000  96,561
    Century City International Holdings, Ltd.                    43,340   4,099
*   Champion Technology Holdings, Ltd.                           88,591   1,325
    Chen Hsong Holdings                                          30,000   9,226
    Chevalier International Holdings, Ltd.                        4,000   6,681
*   China Energy Development Holdings, Ltd.                     162,000   1,908
*   China Ever Grand Financial Leasing Group Co., Ltd.          510,000   4,048
#*  China LNG Group, Ltd.                                     2,780,000  44,484
    China Motor Bus Co., Ltd.                                     1,600  20,986
*   China Soft Power Technology Holdings, Ltd.                   32,290     491
*   China Strategic Holdings, Ltd.                            1,321,250  17,751
#   Chinese Estates Holdings, Ltd.                               34,000  57,168
    Chong Hing Bank, Ltd.                                        11,000  22,433
    Chow Sang Sang Holdings International, Ltd.                  27,000  63,048
    Chuang's Consortium International, Ltd.                      56,000  13,038
    CITIC Telecom International Holdings, Ltd.                  207,000  63,020
    CK Life Sciences Intl Holdings, Inc.                        352,000  28,798
#   CMBC Capital Holdings, Ltd.                                 500,000  24,005
#*  Convoy Global Holdings, Ltd.                                516,000  11,685
*   CP Lotus Corp.                                              290,000   5,649
#   Cross-Harbour Holdings, Ltd. (The)                           30,658  46,548
    CSI Properties, Ltd.                                        509,543  27,063
    Dah Sing Banking Group, Ltd.                                 38,528  82,512
#   Dah Sing Financial Holdings, Ltd.                            13,006  92,029
    Dickson Concepts International, Ltd.                         14,500   5,474
    Emperor Capital Group, Ltd.                                 270,000  24,155
    Emperor Entertainment Hotel, Ltd.                            40,000  10,495
    Emperor International Holdings, Ltd.                        100,333  38,772
*   Emperor Watch & Jewellery, Ltd.                             210,000   9,142
*   Enerchina Holdings, Ltd.                                    783,000  18,597
*   Esprit Holdings, Ltd.                                       149,550  73,688
#   Fairwood Holdings, Ltd.                                       5,000  20,676
    Far East Consortium International, Ltd.                     161,876  89,248
#   FIH Mobile, Ltd.                                            201,000  67,159
    First Pacific Co., Ltd.                                      96,000  71,846
    Fountain SET Holdings, Ltd.                                  28,000   3,690
*   Freeman FinTech Corp., Ltd.                                 620,000  39,658
*   Future World Financial Holdings, Ltd.                         8,383     144
*   G-Resources Group, Ltd.                                   2,577,000  33,645
#*  GCL New Energy Holdings, Ltd.                               830,000  38,218
    Get Nice Financial Group, Ltd.                               16,275   2,665
    Get Nice Holdings, Ltd.                                     651,000  22,895
    Giordano International, Ltd.                                108,000  60,099
*   Global Brands Group Holding, Ltd.                           496,000  46,936
    Glorious Sun Enterprises, Ltd.                               72,000   8,394
#*  Gold-Finance Holdings, Ltd.                                  40,000   8,234
    Goodbaby International Holdings, Ltd.                        61,000  29,893
*   Grande Holdings, Ltd. (The)                                  28,000   1,021

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    Great Eagle Holdings, Ltd.                                  17,225 $ 94,460
    Guoco Group, Ltd.                                            2,000   23,447
#   Guotai Junan International Holdings, Ltd.                  254,400   78,320
#   Haitong International Securities Group, Ltd.               180,967  104,295
    Hanison Construction Holdings, Ltd.                         27,198    5,321
*   Hao Tian Development Group, Ltd.                           400,399   13,307
    Harbour Centre Development, Ltd.                            13,500   25,247
    HKBN, Ltd.                                                  76,000   75,123
*   HKR International, Ltd.                                     74,533   41,387
    Hong Kong Aircraft Engineering Co., Ltd.                     2,400   16,738
    Hong Kong Ferry Holdings Co., Ltd.                          23,000   26,847
*   Hong Kong Television Network, Ltd.                          32,239   11,054
#   Hongkong & Shanghai Hotels, Ltd. (The)                      54,000   95,989
#   Hongkong Chinese, Ltd.                                      90,000   16,476
    Hopewell Holdings, Ltd.                                     51,166  195,698
#*  Hsin Chong Group Holdings, Ltd.                            214,000    7,192
    Hung Hing Printing Group, Ltd.                              29,815    6,332
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      118,000   45,279
    IGG, Inc.                                                   92,000  154,768
*   Imagi International Holdings, Ltd.                          22,800    1,776
    IT, Ltd.                                                    54,000   26,939
    ITC Properties Group, Ltd.                                  30,000   11,705
    Johnson Electric Holdings, Ltd.                             29,375  104,381
    Kerry Logistics Network, Ltd.                               61,000   87,718
*   Kong Sun Holdings, Ltd.                                     75,000    3,257
    Kowloon Development Co., Ltd.                               41,000   45,164
    L'Occitane International SA                                 32,250   74,553
    Lai Sun Development Co., Ltd.                              885,416   32,827
    Lai Sun Garment International, Ltd.                         45,000   19,818
*   Landing International Development, Ltd.                  4,710,000   54,191
#   Li & Fung, Ltd.                                            146,000   53,408
    Lifestyle International Holdings, Ltd.                      55,000   74,855
    Lippo China Resources, Ltd.                                586,000   20,993
    Liu Chong Hing Investment, Ltd.                             18,000   29,759
    Luk Fook Holdings International, Ltd.                       30,000  110,147
    Lung Kee Bermuda Holdings                                   26,000   12,078
#*  Macau Legend Development, Ltd.                             293,000   50,570
    Magnificent Hotel Investment, Ltd.                         336,000    9,757
    Man Wah Holdings, Ltd.                                     127,200  109,799
*   Mason Group Holdings, Ltd.                               2,129,598   28,313
#   Master Glory Group, Ltd.                                   660,000    9,022
    Melco International Development, Ltd.                       60,000  141,780
#*  Midland Holdings, Ltd.                                      60,000   15,957
*   Midland IC&I, Ltd.                                          30,000    1,515
    Ming Fai International Holdings, Ltd.                       44,000    6,924
    Miramar Hotel & Investment                                  20,000   45,818
    Modern Dental Group, Ltd.                                   43,000   16,496
#*  Mongolian Mining Corp.                                     171,249    6,037
    NagaCorp, Ltd.                                             146,000   88,994
*   NetMind Financial Holdings, Ltd.                         2,064,000    9,767
*   New Times Energy Corp., Ltd.                                52,200    1,650
*   Newocean Energy Holdings, Ltd.                             110,000   32,514
*   Next Digital, Ltd.                                          38,000    1,850

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
HONG KONG -- (Continued)
*   O Luxe Holdings, Ltd.                                       45,000 $  8,347
#   OP Financial Investments, Ltd.                              76,000   25,183
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.     115,000   14,565
*   Orient Overseas International, Ltd.                         19,500  181,475
    Oriental Watch Holdings                                     14,000    2,954
*   Pacific Andes International Holdings, Ltd.                 126,000      442
#*  Pacific Basin Shipping, Ltd.                               402,000   87,837
    Pacific Textiles Holdings, Ltd.                             64,000   72,378
    Paliburg Holdings, Ltd.                                     26,000   11,110
#*  Paradise Entertainment, Ltd.                                40,000    5,226
    Pico Far East Holdings, Ltd.                                96,000   39,569
    Playmates Toys, Ltd.                                        60,000   10,210
    Polytec Asset Holdings, Ltd.                                30,000    2,592
    Public Financial Holdings, Ltd.                             24,000   11,149
*   PYI Corp., Ltd.                                            169,839    3,737
    Regal Hotels International Holdings, Ltd.                   29,000   22,713
#   Regina Miracle International Holdings, Ltd.                 27,000   23,778
#*  Rentian Technology Holdings, Ltd.                          400,000   19,452
    SA SA International Holdings, Ltd.                         119,777   43,996
    SEA Holdings, Ltd.                                          38,000   44,747
#   Shenwan Hongyuan HK, Ltd.                                   25,000    9,421
    Shun Ho Property Investments, Ltd.                           5,544    2,185
*   Shun Tak Holdings, Ltd.                                    130,000   56,063
    Sing Tao News Corp., Ltd.                                   14,000    1,809
*   Singamas Container Holdings, Ltd.                          132,000   18,909
    SITC International Holdings Co., Ltd.                      119,000   99,005
    SmarTone Telecommunications Holdings, Ltd.                  34,000   44,651
*   SOCAM Development, Ltd.                                     28,127    8,527
*   Solartech International Holdings, Ltd.                     160,000   10,442
*   Solomon Systech International, Ltd.                         58,000    2,638
    Soundwill Holdings, Ltd.                                     4,000   10,026
    Stella International Holdings, Ltd.                         55,000   94,268
#*  Summit Ascent Holdings, Ltd.                                92,000   20,819
    Sun Hung Kai & Co., Ltd.                                    50,464   33,326
    TAI Cheung Holdings, Ltd.                                   37,000   40,342
    Tao Heung Holdings, Ltd.                                    17,000    3,526
    Television Broadcasts, Ltd.                                 32,000  117,138
#   Texwinca Holdings, Ltd.                                     78,000   47,320
*   Tom Group, Ltd.                                            130,000   31,975
#   Town Health International Medical Group, Ltd.              112,000    8,462
    Transport International Holdings, Ltd.                      22,800   76,893
*   Trinity, Ltd.                                               58,000    3,341
*   TSC Group Holdings, Ltd.                                    39,000    3,444
#*  United Laboratories International Holdings, Ltd. (The)      45,000   28,204
    Upbest Group, Ltd.                                         148,000   23,156
#   Value Partners Group, Ltd.                                  20,000   18,582
    Varitronix International, Ltd.                              20,009   10,684
    Victory City International Holdings, Ltd.                   36,937    1,252
#   Vitasoy International Holdings, Ltd.                        62,000  132,492
    VST Holdings, Ltd.                                          57,600   15,288
    VTech Holdings, Ltd.                                        13,200  190,929
    Wai Kee Holdings, Ltd.                                      52,000   23,584
    Wing On Co. International, Ltd.                             14,000   47,232

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Wing Tai Properties, Ltd.                                  6,000 $    4,106
    Xinyi Glass Holdings, Ltd.                               154,000    159,128
*   Yat Sing Holdings, Ltd.                                   30,000     13,982
#   Yeebo International Holdings, Ltd.                        24,000     13,169
    YGM Trading, Ltd.                                          4,000      3,614
                                                                     ----------
TOTAL HONG KONG                                                       6,341,655
                                                                     ----------
IRELAND -- (0.5%)
    C&C Group P.L.C.                                          30,388    110,067
    Datalex P.L.C.                                               874      3,903
*   FBD Holdings P.L.C.(4330231)                               1,355     13,556
*   FBD Holdings P.L.C.(0329028)                               1,308     12,968
    Glanbia P.L.C.                                            13,155    272,325
    Irish Continental Group P.L.C.(BLP5857)                    8,843     56,178
    Irish Continental Group P.L.C.(BLP59W1)                    3,760     24,055
*   Kenmare Resources P.L.C.                                     255        853
    Kingspan Group P.L.C.(0492793)                             5,394    180,130
    Kingspan Group P.L.C.(4491235)                             4,841    161,248
    Smurfit Kappa Group P.L.C.                                11,828    351,777
                                                                     ----------
TOTAL IRELAND                                                         1,187,060
                                                                     ----------
ISRAEL -- (0.9%)
*   ADO Group, Ltd.                                            1,623     22,811
*   Africa Israel Investments, Ltd.                            2,681        205
*   Africa Israel Properties, Ltd.                             1,216     24,214
*   Airport City, Ltd.                                         5,827     76,991
*   Allot Communications, Ltd.                                 3,228     16,045
    Alrov Properties and Lodgings, Ltd.                          487     14,008
    Amot Investments, Ltd.                                    10,843     57,554
*   AudioCodes, Ltd.                                           2,455     16,729
    Bayside Land Corp.                                            53     22,818
    Big Shopping Centers, Ltd.                                   347     24,309
    Blue Square Real Estate, Ltd.                                407     18,613
*   Brack Capital Properties NV                                  620     61,803
    Carasso Motors, Ltd.                                       2,404     22,639
*   Cellcom Israel, Ltd.                                       5,134     47,663
*   Ceragon Networks, Ltd.                                     3,211      7,455
*   Clal Biotechnology Industries, Ltd.                        4,323      4,587
*   Clal Insurance Enterprises Holdings, Ltd.                  2,083     33,726
*   Compugen, Ltd.                                             3,299     12,993
    Danel Adir Yeoshua, Ltd.                                     240     11,071
    Delek Automotive Systems, Ltd.                             4,148     34,297
    Delta-Galil Industries, Ltd.                               1,324     36,667
    El Al Israel Airlines                                     28,107     26,744
    Electra Consumer Products 1970, Ltd.                         515     10,099
    Electra, Ltd.                                                177     35,002
    First International Bank Of Israel, Ltd.                   3,594     65,597
    FMS Enterprises Migun, Ltd.                                  266      9,876
    Formula Systems 1985, Ltd.                                   809     29,676
    Fox Wizel, Ltd.                                              516     10,704
*   Gilat Satellite Networks, Ltd.                             2,140     11,706
*   Hadera Paper, Ltd.                                           146      8,922

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Harel Insurance Investments & Financial Services, Ltd.    10,397 $   61,825
    Hilan, Ltd.                                                1,395     25,322
    IDI Insurance Co., Ltd.                                      657     37,464
    Inrom Construction Industries, Ltd.                        3,693     17,060
*   Israel Discount Bank, Ltd. Class A                        18,996     48,970
*   Jerusalem Oil Exploration                                    820     43,509
*   Kamada, Ltd.                                               1,265      5,697
    Kerur Holdings, Ltd.                                         357     10,086
    Magic Software Enterprises, Ltd.                           2,800     22,227
    Matrix IT, Ltd.                                            3,427     35,220
    Maytronics, Ltd.                                           2,871     10,260
*   Mazor Robotics, Ltd.                                       1,564     31,259
#*  Mazor Robotics, Ltd. Sponsored ADR                           900     35,982
    Mediterranean Towers, Ltd.                                10,111     16,152
    Mega Or Holdings, Ltd.                                     1,091     11,259
    Melisron, Ltd.                                             1,608     81,971
    Menora Mivtachim Holdings, Ltd.                            3,053     37,008
    Migdal Insurance & Financial Holding, Ltd.                34,652     35,546
*   Naphtha Israel Petroleum Corp., Ltd.                       4,099     27,924
    Neto ME Holdings, Ltd.                                        95      9,284
*   Nova Measuring Instruments, Ltd.                           2,529     59,528
    Oil Refineries, Ltd.                                      86,916     40,416
*   Partner Communications Co., Ltd.                           7,236     36,667
    Paz Oil Co., Ltd.                                            483     80,638
*   Phoenix Holdings, Ltd. (The)                               4,361     18,551
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         415     19,761
    Scope Metals Group, Ltd.                                     432     12,085
    Shapir Engineering and Industry, Ltd.                      6,358     21,236
    Shikun & Binui, Ltd.                                      22,660     52,106
    Shufersal, Ltd.                                            9,016     48,987
    Strauss Group, Ltd.                                        2,777     53,180
    Summit Real Estate Holdings, Ltd.                          1,890     12,401
*   Tower Semiconductor, Ltd.                                  6,254    166,348
                                                                     ----------
TOTAL ISRAEL                                                          2,001,453
                                                                     ----------
ITALY -- (3.9%)
    A2A SpA                                                  121,257    206,273
    ACEA SpA                                                   3,393     50,934
    Amplifon SpA                                               9,533    136,644
    Anima Holding SpA                                         22,298    180,960
*   Ansaldo STS SpA                                           10,015    137,440
*   Arnoldo Mondadori Editore SpA                             16,088     33,513
    Ascopiave SpA                                             10,073     41,277
#   Astaldi SpA                                                5,928     39,376
    Autogrill SpA                                             13,630    161,831
#   Azimut Holding SpA                                         9,557    214,128
#*  Banca Carige SpA                                          13,880      4,167
    Banca Generali SpA                                         4,378    155,304
    Banca IFIS SpA                                             2,374    111,413
    Banca Mediolanum SpA                                      18,277    159,811
    Banca Popolare di Sondrio SCPA                            43,376    189,278
#   Banca Profilo SpA                                         12,870      3,250
*   Banco BPM SpA                                             94,023    342,451

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
ITALY -- (Continued)
    Banco di Desio e della Brianza SpA                           5,000 $ 14,737
    BasicNet SpA                                                 3,790   17,719
    Biesse SpA                                                   1,093   41,653
    BPER Banca                                                  52,218  286,861
    Brembo SpA                                                  11,725  180,301
    Brunello Cucinelli SpA                                       2,157   63,363
    Buzzi Unicem SpA                                             4,611  116,780
#   Cairo Communication SpA                                      3,961   18,448
*   Caltagirone Editore SpA                                      3,000    4,266
    Cementir Holding SpA                                         7,083   50,455
    Cerved Information Solutions SpA                            15,707  180,138
    CIR-Compagnie Industriali Riunite SpA                       43,661   64,977
    Credito Emiliano SpA                                         9,212   79,460
#*  Credito Valtellinese SpA                                     9,579   46,434
    Danieli & C Officine Meccaniche SpA                          1,158   29,829
    Datalogic SpA                                                1,800   55,266
    Davide Campari-Milano SpA                                   27,770  205,286
    De' Longhi SpA                                               3,942  129,644
    DeA Capital SpA                                             11,197   16,631
    DiaSorin SpA                                                 1,114   97,161
    Ei Towers SpA                                                1,604   98,127
    El.En. SpA                                                     866   25,384
    ERG SpA                                                      7,232  103,342
    Esprinet SpA                                                 2,060   15,912
    Falck Renewables SpA                                        15,017   22,547
    Fila SpA                                                       623   13,751
*   Fincantieri SpA                                             73,654   87,025
    FinecoBank Banca Fineco SpA                                 11,827  103,656
*   GEDI Gruppo Editoriale SpA                                   7,849    7,286
#   Geox SpA                                                     8,460   33,574
    Gruppo MutuiOnline SpA                                       1,137   18,170
    Hera SpA                                                    48,434  156,614
*   IMMSI SpA                                                    8,658    4,693
    Industria Macchine Automatiche SpA                           1,214  120,333
    Infrastrutture Wireless Italiane SpA                        21,569  139,284
#*  Intek Group SpA                                             17,854    6,301
    Interpump Group SpA                                          6,610  201,118
    Iren SpA                                                    67,680  172,228
    Italgas SpA                                                 33,023  181,816
    Italmobiliare SpA                                            1,450   41,194
#*  Juventus Football Club SpA                                  35,222   24,768
    La Doria SpA                                                   539    6,543
    Maire Tecnimont SpA                                          9,016   50,582
    MARR SpA                                                     3,575   91,664
*   Mediaset SpA                                                57,273  223,884
    Moncler SpA                                                  9,687  260,138
    OVS SpA                                                     12,808   96,886
    Parmalat SpA                                                 9,069   32,865
    Piaggio & C SpA                                             17,026   47,266
    Prima Industrie SpA                                            350   10,908
    Prysmian SpA                                                12,247  391,731
    RAI Way SpA                                                  5,884   32,380
    Reply SpA                                                      480  101,482

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
#*  Retelit SpA                                               11,003 $   16,892
*   Rizzoli Corriere Della Sera Mediagroup SpA                10,634     15,272
    Sabaf SpA                                                    217      3,916
    SAES Getters SpA                                             616     12,937
*   Safilo Group SpA                                           2,996     22,971
#*  Saipem SpA                                                53,992    221,540
#   Salini Impregilo SpA                                      21,276     74,736
#   Salvatore Ferragamo SpA                                    3,890    112,757
    Saras SpA                                                 43,417     99,898
    SAVE SpA                                                   2,309     57,181
    Sesa SpA                                                     455     13,277
#*  Snaitech SpA                                              12,340     23,878
    Societa Cattolica di Assicurazioni SCRL                   17,937    155,108
    Societa Iniziative Autostradali e Servizi SpA              6,447     88,710
#*  Sogefi SpA                                                 3,015     15,293
    SOL SpA                                                    2,651     32,175
    Tamburi Investment Partners SpA                            7,645     51,311
*   Tiscali SpA                                              110,959      5,313
#   Tod's SpA                                                  1,433     99,554
#*  Trevi Finanziaria Industriale SpA                          6,018      5,124
    Unione di Banche Italiane SpA                             81,705    394,723
    Unipol Gruppo Finanziario SpA                             39,687    185,802
    UnipolSai Assicurazioni SpA                               83,153    192,231
    Vittoria Assicurazioni SpA                                 2,848     39,914
#*  Yoox Net-A-Porter Group SpA                                4,117    136,365
    Zignago Vetro SpA                                          1,896     16,870
                                                                     ----------
TOTAL ITALY                                                           8,884,659
                                                                     ----------
JAPAN -- (21.3%)
    77 Bank, Ltd. (The)                                       32,000    164,980
#*  Access Co., Ltd.                                           1,900     15,165
    Achilles Corp.                                             1,300     22,901
    Adastria Co., Ltd.                                         2,040     50,961
    ADEKA Corp.                                                5,600     85,967
    Advan Co., Ltd.                                            1,600     14,468
    Aeon Delight Co., Ltd.                                     1,100     36,747
    Aeon Fantasy Co., Ltd.                                       800     24,638
#   Aeria, Inc.                                                  400     11,715
    Agro-Kanesho Co., Ltd.                                       900     12,300
    Ahresty Corp.                                                700      7,127
#   Ai Holdings Corp.                                          2,600     71,635
    Aica Kogyo Co., Ltd.                                       3,000     96,271
    Aichi Bank, Ltd. (The)                                       800     44,505
    Aichi Corp.                                                2,400     17,010
    Aichi Steel Corp.                                          1,500     62,777
    Aichi Tokei Denki Co., Ltd.                                  300     10,300
    Aida Engineering, Ltd.                                     4,000     40,458
    Aiphone Co., Ltd.                                          1,100     19,421
    Aisan Industry Co., Ltd.                                   4,170     37,245
    Aizawa Securities Co., Ltd.                                2,100     13,526
*   Akebono Brake Industry Co., Ltd.                           6,500     21,500
    Akita Bank, Ltd. (The)                                    24,000     69,351
    Albis Co., Ltd.                                              800     33,399

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Alconix Corp.                                                  800 $ 15,821
    Alpen Co., Ltd.                                              2,000   36,554
    Alpha Corp.                                                    500   11,105
    Alpha Systems, Inc.                                          1,300   25,267
    Alpine Electronics, Inc.                                     3,800   69,282
    Alps Logistics Co., Ltd.                                     2,000   14,429
    Altech Corp.                                                   500   16,676
    Amano Corp.                                                  4,200   95,584
    Amiyaki Tei Co., Ltd.                                          300   11,454
    Amuse, Inc.                                                  1,000   27,518
    Anest Iwata Corp.                                            3,000   27,948
    Anicom Holdings, Inc.                                          900   22,782
    Anritsu Corp.                                               13,200  106,352
    AOI Electronic Co., Ltd.                                       500   20,364
    AOKI Holdings, Inc.                                          3,200   41,421
    Aomori Bank, Ltd. (The)                                     17,000   59,472
    Aoyama Trading Co., Ltd.                                     3,700  128,972
    Arakawa Chemical Industries, Ltd.                            1,800   31,625
#   Arata Corp.                                                    900   31,823
    Arcland Sakamoto Co., Ltd.                                   3,000   41,067
    Arcland Service Holdings Co., Ltd.                           2,000   34,798
    Arcs Co., Ltd.                                               3,600   77,853
#   Ardepro Co., Ltd.                                           14,300   18,394
    Argo Graphics, Inc.                                          1,100   26,874
    Ariake Japan Co., Ltd.                                         900   64,522
    Arisawa Manufacturing Co., Ltd.                              5,100   43,419
    Artnature, Inc.                                              1,000    6,446
    As One Corp.                                                   990   49,454
    Asahi Co., Ltd.                                                800    9,621
    Asahi Diamond Industrial Co., Ltd.                           4,500   34,033
    Asahi Holdings, Inc.                                         2,900   54,497
    Asahi Kogyosha Co., Ltd.                                       600   18,083
    Asahi Yukizai Corp.                                          3,000    7,148
    Asanuma Corp.                                                8,000   24,505
    Asatsu-DK, Inc.                                              2,700   69,209
#   Ashimori Industry Co., Ltd.                                  3,000    9,563
    Asia Pile Holdings Corp.                                     2,200   14,911
    ASKA Pharmaceutical Co., Ltd.                                2,000   29,935
    ASKUL Corp.                                                  1,100   33,710
#   Asukanet Co., Ltd.                                             600    8,825
    Asunaro Aoki Construction Co., Ltd.                          1,800   15,442
#   Ateam, Inc.                                                  1,400   35,874
#   Atom Corp.                                                   9,000   64,323
    Atsugi Co., Ltd.                                            15,000   16,739
    Autobacs Seven Co., Ltd.                                     6,000   99,972
    Avex Group Holdings, Inc.                                    4,300   56,545
    Awa Bank, Ltd. (The)                                        14,000   91,948
    Axial Retailing, Inc.                                        1,200   47,056
    Bando Chemical Industries, Ltd.                              5,100   52,182
    Bank of Iwate, Ltd. (The)                                    2,000   77,849
    Bank of Nagoya, Ltd. (The)                                   1,400   51,501
    Bank of Okinawa, Ltd. (The)                                  2,160   85,282
    Bank of Saga, Ltd. (The)                                    16,000   37,844

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Bank of the Ryukyus, Ltd.                                    3,600 $ 51,385
    Belc Co., Ltd.                                               1,000   45,423
    Bell System24 Holdings, Inc.                                 2,400   26,950
    Belluna Co., Ltd.                                            6,900   79,345
    Benefit One, Inc.                                            1,900   77,157
    Bic Camera, Inc.                                             8,000   92,850
    BML, Inc.                                                    2,000   41,145
#   Bookoff Corp.                                                1,000    7,330
    Bourbon Corp.                                                  500   11,879
    Broadleaf Co., Ltd.                                          2,800   18,814
#   BRONCO BILLY Co., Ltd.                                       1,100   27,075
    Bunka Shutter Co., Ltd.                                      4,984   42,879
    C Uyemura & Co., Ltd.                                          400   22,949
    CAC Holdings Corp.                                           1,700   16,156
    Can Do Co., Ltd.                                             1,000   15,475
    Canon Electronics, Inc.                                      1,500   29,207
    Capcom Co., Ltd.                                             2,200   54,494
    Cawachi, Ltd.                                                1,300   32,085
    Central Automotive Products, Ltd.                            1,600   22,580
    Central Glass Co., Ltd.                                     17,000   74,587
    Central Security Patrols Co., Ltd.                             900   16,542
    Central Sports Co., Ltd.                                       400   16,980
    Chiba Kogyo Bank, Ltd. (The)                                 7,400   38,161
    Chilled & Frozen Logistics Holdings Co., Ltd.                1,100   13,089
    Chiyoda Co., Ltd.                                            1,700   44,293
    Chiyoda Corp.                                               11,000   66,068
    Chiyoda Integre Co., Ltd.                                    1,900   40,806
    Chofu Seisakusho Co., Ltd.                                   1,800   44,025
    Chori Co., Ltd.                                              1,400   25,945
    Chubu Shiryo Co., Ltd.                                       1,700   24,520
    Chudenko Corp.                                               2,900   77,596
    Chuetsu Pulp & Paper Co., Ltd.                               8,000   16,681
*   Chugai Mining Co., Ltd.                                      5,000    1,451
    Chugai Ro Co., Ltd.                                          7,000   13,900
    Chugoku Marine Paints, Ltd.                                  5,000   38,850
    Chukyo Bank, Ltd. (The)                                        700   14,735
    Chuo Spring Co., Ltd.                                        5,000   16,534
    CI Takiron Corp.                                             3,000   16,340
    Ci:z Holdings Co., Ltd.                                      1,400   50,346
    Citizen Watch Co., Ltd.                                     17,800  132,346
    CKD Corp.                                                    4,700   78,746
    Clarion Co., Ltd.                                            6,000   22,706
    Cleanup Corp.                                                2,000   16,103
    CMIC Holdings Co., Ltd.                                        600    8,334
    CMK Corp.                                                    3,900   34,865
    Cocokara fine, Inc.                                          2,379  124,319
#   COLOPL, Inc.                                                 2,400   26,916
#   Colowide Co., Ltd.                                           3,700   64,242
    Computer Engineering & Consulting, Ltd.                      1,500   29,094
    Comture Corp.                                                  100    4,581
    CONEXIO Corp.                                                1,300   21,411
#   COOKPAD, Inc.                                                3,000   25,692
    Corona Corp.                                                 1,300   13,637

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Cosel Co., Ltd.                                              1,600 $ 19,675
    Cosmo Energy Holdings Co., Ltd.                              4,700   81,439
    Create Restaurants Holdings, Inc.                            4,500   45,989
    Create SD Holdings Co., Ltd.                                 2,400   60,726
    Creek & River Co., Ltd.                                      1,700   20,999
    Cresco, Ltd.                                                   500   16,371
#   CROOZ, Inc.                                                    600   15,618
    CTS Co., Ltd.                                                3,200   21,007
#*  Cyberstep, Inc.                                                300   10,968
    D.A. Consortium Holdings, Inc.                               2,600   33,910
    Dai Nippon Toryo Co., Ltd.                                  11,000   30,607
    Dai-Dan Co., Ltd.                                            3,000   41,065
    Dai-ichi Seiko Co., Ltd.                                     1,400   31,248
    Daibiru Corp.                                                2,900   32,679
    Daido Metal Co., Ltd.                                        3,000   26,889
    Daido Steel Co., Ltd.                                       17,000  103,457
    Daihen Corp.                                                11,000   98,063
    Daiho Corp.                                                  8,000   38,661
    Daiichi Jitsugyo Co., Ltd.                                   4,000   23,210
    Daiichi Kensetsu Corp.                                       1,100   13,377
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       2,500   30,165
    Daiken Corp.                                                 1,400   34,300
    Daiki Aluminium Industry Co., Ltd.                           3,000   18,431
#   Daikoku Denki Co., Ltd.                                        900   13,989
    Daikokutenbussan Co., Ltd.                                     500   24,795
    Daikyo, Inc.                                                27,000   56,554
    Daikyonishikawa Corp.                                        2,400   35,846
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.      8,000   66,870
#   Daio Paper Corp.                                             4,800   62,329
    Daisan Bank, Ltd. (The)                                      2,000   31,099
    Daiseki Co., Ltd.                                            2,130   50,588
    Daishi Bank, Ltd. (The)                                     23,000  105,406
    Daito Bank, Ltd. (The)                                      10,000   15,224
    Daito Pharmaceutical Co., Ltd.                               1,450   38,689
    Daiwa Industries, Ltd.                                       3,000   34,214
    Daiwabo Holdings Co., Ltd.                                  11,000   43,289
    DCM Holdings Co., Ltd.                                       8,800   76,634
    Denka Co., Ltd.                                             20,000  111,073
    Denki Kogyo Co., Ltd.                                        8,000   41,091
    Denyo Co., Ltd.                                              2,000   35,166
    Descente, Ltd.                                               3,300   47,947
    Dexerials Corp.                                              5,800   70,094
    Digital Arts, Inc.                                           1,000   34,107
    Dip Corp.                                                    1,700   35,863
    DKS Co., Ltd.                                                6,000   28,986
    DMG Mori Co., Ltd.                                           8,000  132,709
    Doshisha Co., Ltd.                                           3,500   70,509
    Doutor Nichires Holdings Co., Ltd.                           2,212   48,887
    Dowa Holdings Co., Ltd.                                     15,000  121,100
*   Drecom Co., Ltd.                                             1,200   15,884
    DTS Corp.                                                    2,500   76,318
    Duskin Co., Ltd.                                             2,700   73,297
#   DyDo Group Holdings, Inc.                                      900   44,636

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   E-Guardian, Inc.                                             1,100 $ 23,002
    Eagle Industry Co., Ltd.                                     2,000   34,809
    Earth Chemical Co., Ltd.                                       900   49,929
#   EDION Corp.                                                  6,100   56,203
    eGuarantee, Inc.                                               800   18,818
    Ehime Bank, Ltd. (The)                                       3,800   48,019
    Eighteenth Bank, Ltd. (The)                                 16,000   42,586
    Eiken Chemical Co., Ltd.                                     2,000   66,219
    Eizo Corp.                                                   1,500   60,140
    Elecom Co., Ltd.                                             1,100   23,737
    Elematec Corp.                                                 900   16,327
    EM Systems Co., Ltd.                                           300    6,944
    en-japan, Inc.                                               1,600   45,877
#*  Eneres Co., Ltd.                                             2,000    9,173
#*  Enigmo, Inc.                                                 1,300   19,489
    Enplas Corp.                                                 1,300   53,500
    EPS Holdings, Inc.                                           2,000   32,801
#   eRex Co., Ltd.                                               3,900   34,341
    ES-Con Japan, Ltd.                                           3,600   17,300
    Escrow Agent Japan Co., Ltd.                                   700   20,527
    ESPEC Corp.                                                  2,000   34,166
    Exedy Corp.                                                  2,600   81,372
    F-Tech, Inc.                                                 1,600   22,138
    F@N Communications, Inc.                                     6,200   56,770
    FCC Co., Ltd.                                                3,800   83,097
    Feed One Co., Ltd.                                           6,200   13,610
    Ferrotec Holdings Corp.                                      2,700   40,065
#*  FFRI, Inc.                                                     400   18,004
    FIDEA Holdings Co., Ltd.                                    30,500   50,006
    Fields Corp.                                                 1,100   11,688
    Financial Products Group Co., Ltd.                           5,100   57,729
    FINDEX, Inc.                                                   700    5,965
    Fixstars Corp.                                                 600   19,780
    Foster Electric Co., Ltd.                                    2,700   53,015
    FP Corp.                                                     1,800   98,475
    France Bed Holdings Co., Ltd.                                1,600   14,570
*   FreakOut Holdings, Inc.                                        500   18,611
    Fudo Tetra Corp.                                            19,300   31,862
    Fuji Co., Ltd.                                               1,500   37,343
    Fuji Corp., Ltd.                                             3,000   20,346
    Fuji Kosan Co., Ltd.                                           600    3,198
#   Fuji Kyuko Co., Ltd.                                         4,000   42,105
    Fuji Machine Manufacturing Co., Ltd.                         3,400   55,317
    Fuji Oil Co., Ltd.                                           1,800    5,486
    Fuji Oil Holdings, Inc.                                      3,500   82,694
    Fuji Pharma Co., Ltd.                                        1,000   34,194
    Fuji Seal International, Inc.                                2,400   67,349
    Fuji Soft, Inc.                                              2,200   63,136
    Fujibo Holdings, Inc.                                        1,500   45,511
    Fujicco Co., Ltd.                                            1,400   33,936
    Fujikura Kasei Co., Ltd.                                     2,000   11,758
    Fujikura, Ltd.                                              20,800  175,121
    Fujimi, Inc.                                                 1,400   31,594

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Fujimori Kogyo Co., Ltd.                                     1,600 $ 47,668
    Fujio Food System Co., Ltd.                                    900   14,351
#   Fujita Kanko, Inc.                                             800   28,938
    Fujitec Co., Ltd.                                            4,000   55,180
    Fujitsu Frontech, Ltd.                                       1,400   26,664
    Fujitsu General, Ltd.                                        3,000   63,325
    Fujiya Co., Ltd.                                             1,100   24,697
    Fukuda Corp.                                                   600   27,521
    Fukui Bank, Ltd. (The)                                      26,000   63,362
    Fukui Computer Holdings, Inc.                                  900   32,825
    Fukushima Bank, Ltd. (The)                                  14,000   11,037
    Fukushima Industries Corp.                                   1,500   62,284
    Fukuyama Transporting Co., Ltd.                             15,000   95,805
#   FULLCAST Holdings Co., Ltd.                                  3,100   39,022
    Fumakilla, Ltd.                                              2,000   21,408
#   Funai Electric Co., Ltd.                                     1,900   17,224
    Funai Soken Holdings, Inc.                                   2,040   53,146
    Furukawa Co., Ltd.                                          33,000   61,223
    Furuno Electric Co., Ltd.                                    3,500   20,962
    Furusato Industries, Ltd.                                    1,000   15,918
    Furyu Corp.                                                    300    3,454
    Fuso Chemical Co., Ltd.                                      2,000   66,630
    Fuso Pharmaceutical Industries, Ltd.                           500   12,586
    Futaba Corp.                                                 4,200   77,026
    Futaba Industrial Co., Ltd.                                  8,700   90,142
    Future Corp.                                                   800    6,471
    Fuyo General Lease Co., Ltd.                                 1,600   93,802
    G-Tekt Corp.                                                 1,800   34,836
    Gakken Holdings Co., Ltd.                                      300    8,921
#   GCA Corp.                                                    3,700   32,829
#   Genky Stores, Inc.                                           1,000   37,274
    Geo Holdings Corp.                                           3,000   32,800
#   Giken, Ltd.                                                  1,300   34,696
    GLOBERIDE, Inc.                                              1,000   17,310
    Glory, Ltd.                                                  1,700   56,610
    GMO Click Holdings, Inc.                                     1,800   12,519
#   GMO internet, Inc.                                           4,200   54,165
    GMO Payment Gateway, Inc.                                    1,500   88,480
    Godo Steel, Ltd.                                               600   11,432
    Goldcrest Co., Ltd.                                          2,590   57,694
#   Gree, Inc.                                                  10,400   79,901
    GS Yuasa Corp.                                              18,000   84,956
    Gun-Ei Chemical Industry Co., Ltd.                             700   23,280
*   Gunosy, Inc.                                                 1,100   31,063
    Gunze, Ltd.                                                 19,000   73,319
    Gurunavi, Inc.                                               2,500   40,896
    H-One Co., Ltd.                                              2,200   25,228
    H2O Retailing Corp.                                          7,600  124,360
    Hagihara Industries, Inc.                                      700   20,084
    Hakuto Co., Ltd.                                             1,400   18,879
    Hamakyorex Co., Ltd.                                         2,200   58,169
    Handsman Co., Ltd.                                             800   11,380
    Hanwa Co., Ltd.                                             18,000  128,730

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Happinet Corp.                                               1,800 $ 32,474
    Hazama Ando Corp.                                            9,810   67,694
#   Hearts United Group Co., Ltd.                                1,200   18,776
    Heiwa Corp.                                                    400    8,800
    Heiwa Real Estate Co., Ltd.                                  3,600   56,460
    Heiwado Co., Ltd.                                            2,500   56,810
    HI-LEX Corp.                                                 2,000   52,274
    Hibiya Engineering, Ltd.                                     2,400   43,886
    Hiday Hidaka Corp.                                           2,116   56,480
    Hioki EE Corp.                                                 300    6,075
    Hirakawa Hewtech Corp.                                       1,200   16,427
#   Hiramatsu, Inc.                                              2,300   12,853
#   Hirata Corp.                                                   700   79,217
    Hiroshima Gas Co., Ltd.                                      6,100   19,579
    HIS Co., Ltd.                                                2,900   89,166
    Hisaka Works, Ltd.                                           2,000   17,943
    Hitachi Kokusai Electric, Inc.                               2,000   51,559
    Hitachi Maxell, Ltd.                                         3,700   81,871
    Hitachi Zosen Corp.                                         16,500   86,855
    Hochiki Corp.                                                1,700   29,228
    Hodogaya Chemical Co., Ltd.                                    400   17,166
    Hogy Medical Co., Ltd.                                       1,100   80,284
#   Hokkaido Coca-Cola Bottling Co., Ltd.                        3,000   19,209
    Hokkaido Electric Power Co., Inc.                           13,800  103,928
    Hokkaido Gas Co., Ltd.                                       4,000    9,978
    Hokkan Holdings, Ltd.                                        6,000   23,064
    Hokkoku Bank, Ltd. (The)                                    22,000   88,911
    Hokuetsu Bank, Ltd. (The)                                    2,200   52,226
    Hokuetsu Industries Co., Ltd.                                  800    6,960
    Hokuetsu Kishu Paper Co., Ltd.                              11,800   82,800
    Hokuhoku Financial Group, Inc.                               7,400  120,298
    Hokuriku Electric Industry Co., Ltd.                         4,000    5,911
#   Hokuriku Electric Power Co.                                 10,100   93,510
    Hokuto Corp.                                                 2,800   49,959
    Honeys Holdings Co., Ltd.                                      770    8,697
    Hoosiers Holdings                                            3,500   35,095
    Horiba, Ltd.                                                 1,800  110,261
    Hosiden Corp.                                                7,500   86,747
    Hosokawa Micron Corp.                                          400   19,433
#   Howa Machinery, Ltd.                                           500    3,693
    Hyakugo Bank, Ltd. (The)                                    19,000   76,611
    Hyakujushi Bank, Ltd. (The)                                 22,000   71,365
    I-Net Corp.                                                  1,600   18,504
    Ibiden Co., Ltd.                                               700   12,148
    IBJ Leasing Co., Ltd.                                        2,200   52,338
    Ichibanya Co., Ltd.                                          1,100   39,179
#   Ichigo, Inc.                                                17,700   54,061
    Ichikoh Industries, Ltd.                                     4,000   31,356
    Ichinen Holdings Co., Ltd.                                   2,000   23,461
    Ichiyoshi Securities Co., Ltd.                               4,100   36,761
    Icom, Inc.                                                     700   14,928
    Idec Corp.                                                   1,600   26,679
#   IDOM, Inc.                                                   5,000   33,118

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ihara Science Corp.                                          1,200 $ 23,558
    Iino Kaiun Kaisha, Ltd.                                     10,400   47,820
    Imasen Electric Industrial                                   1,801   20,165
    Inaba Denki Sangyo Co., Ltd.                                 1,400   55,143
#   Inaba Seisakusho Co., Ltd.                                     200    2,473
    Inabata & Co., Ltd.                                          4,000   56,227
    Inageya Co., Ltd.                                            2,000   31,474
    Ines Corp.                                                   3,600   34,200
#   Infocom Corp.                                                  900   22,019
    Infomart Corp.                                               7,800   57,264
    Information Services International-Dentsu, Ltd.                600   13,603
    Intage Holdings, Inc.                                        1,900   38,831
    Internet Initiative Japan, Inc.                              3,100   56,044
    Inui Global Logistics Co., Ltd.                                525    4,023
    Investors Cloud Co., Ltd.                                      300   15,374
    Iriso Electronics Co., Ltd.                                    900   77,462
    Iseki & Co., Ltd.                                            2,200   45,759
*   Ishihara Sangyo Kaisha, Ltd.                                 4,400   48,201
    Istyle, Inc.                                                 2,500   16,644
    Itfor, Inc.                                                  1,500    8,452
    Itochu Enex Co., Ltd.                                        4,000   35,995
    Itochu-Shokuhin Co., Ltd.                                      600   24,919
    Itoki Corp.                                                  3,000   24,369
*   Itokuro, Inc.                                                  300   13,368
    IwaiCosmo Holdings, Inc.                                     2,900   34,010
    Iwasaki Electric Co., Ltd.                                   4,000    7,734
    Iwatani Corp.                                               16,000  103,724
    Iwatsu Electric Co., Ltd.                                    3,000    2,446
    Iwatsuka Confectionery Co., Ltd.                               500   20,933
    Iyo Bank, Ltd. (The)                                         3,900   31,844
#   J Trust Co., Ltd.                                            5,700   45,437
    J-Oil Mills, Inc.                                            1,100   38,391
    JAC Recruitment Co., Ltd.                                    1,600   26,107
    Jaccs Co., Ltd.                                             16,000   75,012
    Jafco Co., Ltd.                                              3,000  143,469
    Jalux, Inc.                                                    800   20,170
#   Jamco Corp.                                                  1,500   38,024
    Janome Sewing Machine Co., Ltd.                              2,299   18,734
#*  Japan Asset Marketing Co., Ltd.                             22,400   26,391
    Japan Aviation Electronics Industry, Ltd.                    5,000   78,996
    Japan Cash Machine Co., Ltd.                                 2,100   22,662
#*  Japan Display, Inc.                                         34,800   62,282
#*  Japan Drilling Co., Ltd.                                       600   11,496
    Japan Investment Adviser Co., Ltd.                             200    7,861
    Japan Lifeline Co., Ltd.                                     1,400   64,360
#   Japan Material Co., Ltd.                                     2,200   43,057
    Japan Medical Dynamic Marketing, Inc.                          770    6,870
    Japan Petroleum Exploration Co., Ltd.                        2,800   58,149
#   Japan Property Management Center Co., Ltd.                     900   12,021
    Japan Pulp & Paper Co., Ltd.                                 9,000   34,434
    Japan Radio Co., Ltd.                                        1,400   18,078
    Japan Securities Finance Co., Ltd.                          13,500   67,773
    Japan Steel Works, Ltd. (The)                                5,600   92,485

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Japan Transcity Corp.                                        3,000 $ 11,603
    Japan Wool Textile Co., Ltd. (The)                           6,000   51,403
#   Jastec Co., Ltd.                                               300    3,559
    JBCC Holdings, Inc.                                          2,000   16,843
    JCU Corp.                                                      600   22,017
    Jeol, Ltd.                                                   9,000   49,058
#*  JIG-SAW, Inc.                                                  300   17,286
    Jimoto Holdings, Inc.                                       10,000   17,855
    JINS, Inc.                                                   1,100   66,986
    Joshin Denki Co., Ltd.                                       5,000   70,348
    Joyful Honda Co., Ltd.                                       1,700   47,017
    JP-Holdings, Inc.                                            2,900    7,442
    JSP Corp.                                                    1,300   41,078
    Juki Corp.                                                   2,200   33,280
    Juroku Bank, Ltd. (The)                                     30,000   95,107
    Justsystems Corp.                                            2,300   35,402
    JVC Kenwood Corp.                                           21,470   62,514
    K&O Energy Group, Inc.                                       2,300   35,160
#   K's Holdings Corp.                                           5,100  102,387
    kabu.com Securities Co., Ltd.                               16,900   54,826
*   Kadokawa Dwango                                              4,169   55,071
    Kaga Electronics Co., Ltd.                                   1,900   41,910
    Kameda Seika Co., Ltd.                                       1,200   59,960
    Kamei Corp.                                                  2,000   28,584
    Kanaden Corp.                                                1,900   20,224
    Kanagawa Chuo Kotsu Co., Ltd.                                4,000   26,415
    Kanamoto Co., Ltd.                                           2,000   71,699
    Kandenko Co., Ltd.                                          10,000  107,022
    Kanematsu Corp.                                             37,025   80,912
    Kanematsu Electronics, Ltd.                                  1,400   41,454
    Kansai Urban Banking Corp.                                   3,200   41,026
    Kanto Denka Kogyo Co., Ltd.                                  4,000   36,479
*   Kappa Create Co., Ltd.                                       1,100   12,787
    Kasai Kogyo Co., Ltd.                                        3,100   40,353
    Katakura Industries Co., Ltd.                                2,700   31,281
    Kato Sangyo Co., Ltd.                                        2,000   53,871
    Kato Works Co., Ltd.                                         1,600   51,470
    KAWADA TECHNOLOGIES, Inc.                                      600   41,199
    Kawai Musical Instruments Manufacturing Co., Ltd.              500   10,418
#*  Kawasaki Kisen Kaisha, Ltd.                                 62,000  153,937
    Keihanshin Building Co., Ltd.                                2,200   13,924
    Keihin Corp.                                                 4,000   57,556
    Keiyo Bank, Ltd. (The)                                      18,000   76,156
    Keiyo Co., Ltd.                                              2,000   13,893
#   Kenedix, Inc.                                                2,500   12,799
#   Kenko Mayonnaise Co., Ltd.                                   1,200   33,728
    Key Coffee, Inc.                                             1,300   25,734
    KFC Holdings Japan, Ltd.                                       700   12,670
    King Jim Co., Ltd.                                             300    2,781
*   Kintetsu Department Store Co., Ltd.                          7,000   23,282
    Kintetsu World Express, Inc.                                 2,400   42,029
    Kissei Pharmaceutical Co., Ltd.                              2,000   51,718
    Kita-Nippon Bank, Ltd. (The)                                 1,000   28,678

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kitagawa Iron Works Co., Ltd.                                  700 $ 14,962
    Kitano Construction Corp.                                    7,000   24,241
#   Kito Corp.                                                   2,700   31,231
    Kitz Corp.                                                   8,600   76,956
    Kiyo Bank, Ltd. (The)                                        4,800   80,276
#*  KLab, Inc.                                                   2,400   40,826
*   KNT-CT Holdings Co., Ltd.                                    6,000   10,042
    Koa Corp.                                                    3,500   61,742
    Koatsu Gas Kogyo Co., Ltd.                                   1,900   14,118
    Kobe Bussan Co., Ltd.                                        1,000   49,557
*   Kobe Electric Railway Co., Ltd.                              4,000   14,620
#   Kohnan Shoji Co., Ltd.                                       2,000   36,473
    Koike Sanso Kogyo Co., Ltd.                                  4,000   11,175
*   Kojima Co., Ltd.                                             2,300    7,654
    Kokuyo Co., Ltd.                                             5,900   93,952
    Komatsu Seiren Co., Ltd.                                     4,000   27,792
    Komeri Co., Ltd.                                             2,400   70,218
    Komori Corp.                                                 5,600   66,587
#   Konaka Co., Ltd.                                             1,760    9,495
    Kondotec, Inc.                                               1,500   13,651
    Konishi Co., Ltd.                                            4,000   61,107
    Konoike Transport Co., Ltd.                                  2,900   39,496
    Koshidaka Holdings Co., Ltd.                                 1,100   29,841
    Kotobuki Spirits Co., Ltd.                                   2,600   95,963
#   Kourakuen Holdings Corp.                                     1,000   15,958
    Krosaki Harima Corp.                                         5,000   21,897
    Kumagai Gumi Co., Ltd.                                      21,000   72,740
#   Kumiai Chemical Industry Co., Ltd.                          10,267   59,700
    Kura Corp.                                                   1,000   50,289
    Kurabo Industries, Ltd.                                     18,000   46,715
    Kureha Corp.                                                 1,200   60,345
    Kurimoto, Ltd.                                               1,100   20,609
    Kuroda Electric Co., Ltd.                                    2,400   45,887
    Kusuri no Aoki Holdings Co., Ltd.                            1,000   55,036
    KYB Corp.                                                   19,000  107,237
    Kyodo Printing Co., Ltd.                                     9,000   31,497
#   Kyoei Steel, Ltd.                                            2,900   44,755
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             2,300   38,506
    Kyokuto Securities Co., Ltd.                                 2,600   36,576
#   Kyokuyo Co., Ltd.                                            1,100   30,966
    KYORIN Holdings, Inc.                                        2,900   61,905
    Kyoritsu Maintenance Co., Ltd.                               2,000   57,104
    Kyosan Electric Manufacturing Co., Ltd.                      5,000   27,852
    Kyowa Exeo Corp.                                             6,200  105,855
    Kyudenko Corp.                                               2,600   98,065
    Kyushu Financial Group, Inc.                                17,410  109,243
    LAC Co., Ltd.                                                2,400   29,408
#*  Laox Co., Ltd.                                               1,100    5,345
#   Lasertec Corp.                                               5,000   74,549
    LEC, Inc.                                                    1,800   44,064
    Leopalace21 Corp.                                           19,900  141,909
    Life Corp.                                                   1,200   31,776
    LIFULL Co., Ltd.                                             6,600   52,700

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Like Co., Ltd.                                                  800 $26,106
    Linical Co., Ltd.                                             1,600  27,773
#   Link And Motivation, Inc.                                     4,300  28,726
    Lintec Corp.                                                  2,700  65,547
#*  M&A Capital Partners Co., Ltd.                                  600  27,354
    Macnica Fuji Electronics Holdings, Inc.                       3,999  63,755
    Maeda Corp.                                                   7,000  84,636
    Maeda Kosen Co., Ltd.                                         1,900  27,878
    Maeda Road Construction Co., Ltd.                             3,000  61,940
    Maezawa Kasei Industries Co., Ltd.                            1,200  13,385
    Maezawa Kyuso Industries Co., Ltd.                            1,200  17,449
    Makino Milling Machine Co., Ltd.                              9,000  76,007
    Mamezou Holdings Co., Ltd.                                      600   5,392
    Mandom Corp.                                                  1,100  60,802
    Mani, Inc.                                                    1,500  35,652
    Mars Engineering Corp.                                          700  13,859
    Marubun Corp.                                                 1,900  14,532
    Marudai Food Co., Ltd.                                       13,000  61,659
    Maruha Nichiro Corp.                                          2,253  61,471
#   Marusan Securities Co., Ltd.                                  5,800  48,971
    Maruwa Co., Ltd.                                              1,100  53,400
#   Maruwa Unyu Kikan Co., Ltd.                                     400  14,597
    Maruyama Manufacturing Co., Inc.                                300   5,049
#*  Maruzen CHI Holdings Co., Ltd.                                  400   1,278
    Maruzen Showa Unyu Co., Ltd.                                  6,000  26,115
#   Marvelous, Inc.                                               3,300  30,833
    Matsuda Sangyo Co., Ltd.                                      1,225  16,626
    Matsui Construction Co., Ltd.                                 1,500  12,833
    Matsui Securities Co., Ltd.                                   4,000  32,739
    Matsuya Co., Ltd.                                             3,600  30,272
    Matsuya Foods Co., Ltd.                                         800  30,290
    Max Co., Ltd.                                                 4,000  54,721
    MCJ Co., Ltd.                                                 4,500  53,166
    MEC Co., Ltd.                                                 2,100  25,995
#   Media Do Co., Ltd.                                              900  20,673
#*  Medical Data Vision Co., Ltd.                                   600  13,207
#   Megachips Corp.                                               1,100  29,339
    Megmilk Snow Brand Co., Ltd.                                  3,100  85,707
    Meidensha Corp.                                              23,000  81,718
    Meiko Electronics Co., Ltd.                                   1,000  14,997
    Meiko Network Japan Co., Ltd.                                 2,600  37,122
    Meisei Industrial Co., Ltd.                                   5,000  32,405
    Meitec Corp.                                                  1,500  70,300
    Meito Sangyo Co., Ltd.                                        1,200  15,694
    Melco Holdings, Inc.                                          1,200  40,174
    Menicon Co., Ltd.                                               800  26,193
    METAWATER Co., Ltd.                                             900  24,889
    Michinoku Bank, Ltd. (The)                                   16,000  27,105
#   Micronics Japan Co., Ltd.                                     4,000  42,361
    Mie Bank, Ltd. (The)                                          1,300  29,105
    Mie Kotsu Group Holdings, Inc.                                2,700  10,158
    Milbon Co., Ltd.                                                800  46,645
    Mimasu Semiconductor Industry Co., Ltd.                       1,219  19,567

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Minato Bank, Ltd. (The)                                      2,100 $ 38,448
    Ministop Co., Ltd.                                           1,500   33,002
    Mirait Holdings Corp.                                        6,700   78,555
    Miroku Jyoho Service Co., Ltd.                               2,200   46,348
    Misawa Homes Co., Ltd.                                       2,000   18,355
    Mitani Corp.                                                 1,200   47,332
    Mitani Sekisan Co., Ltd.                                       900   21,179
    Mito Securities Co., Ltd.                                    4,000   11,120
    Mitsuba Corp.                                                3,400   59,283
#   Mitsubishi Nichiyu Forklift Co., Ltd.                        2,000   16,092
*   Mitsubishi Paper Mills, Ltd.                                 2,300   16,216
    Mitsubishi Pencil Co., Ltd.                                  1,800   49,048
    Mitsubishi Research Institute, Inc.                            600   17,256
    Mitsubishi Shokuhin Co., Ltd.                                  800   23,145
    Mitsubishi Steel Manufacturing Co., Ltd.                    14,000   36,016
    Mitsuboshi Belting, Ltd.                                     7,000   80,081
    Mitsui Engineering & Shipbuilding Co., Ltd.                 67,000   93,401
    Mitsui High-Tec, Inc.                                        3,300   51,502
    Mitsui Home Co., Ltd.                                        4,000   27,275
    Mitsui Matsushima Co., Ltd.                                  1,000   13,474
    Mitsui Mining & Smelting Co., Ltd.                          57,000  249,000
    Mitsui Sugar Co., Ltd.                                       1,800   54,652
    Mitsui-Soko Holdings Co., Ltd.                              10,000   27,288
    Mitsuuroko Group Holdings Co., Ltd.                          3,000   19,390
    Miyazaki Bank, Ltd. (The)                                   20,000   66,861
    Mizuno Corp.                                                 9,000   52,323
    Mochida Pharmaceutical Co., Ltd.                             1,100   76,641
    Modec, Inc.                                                  2,600   61,981
    Monex Group, Inc.                                           20,400   57,659
    Monogatari Corp. (The)                                         600   31,302
    MORESCO Corp.                                                1,100   20,771
    Morinaga Milk Industry Co., Ltd.                            14,000  102,274
    Morita Holdings Corp.                                        2,600   40,775
    Morito Co., Ltd.                                             2,600   22,092
#*  Morpho, Inc.                                                   700   31,560
#   MTI, Ltd.                                                    4,500   30,350
    Musashi Seimitsu Industry Co., Ltd.                          1,700   47,334
    Musashino Bank, Ltd. (The)                                   2,200   65,732
    N Field Co., Ltd.                                            1,000   13,763
    Nachi-Fujikoshi Corp.                                       13,000   71,857
#   Nafco Co., Ltd.                                                400    6,343
    Nagaileben Co., Ltd.                                           800   19,939
#   Nagano Bank, Ltd. (The)                                        600   10,707
    Nagase & Co., Ltd.                                           8,900  139,710
    Nagatanien Holdings Co., Ltd.                                2,000   24,900
    Nagawa Co., Ltd.                                               400   14,468
    Nakamuraya Co., Ltd.                                           300   13,682
    Nakanishi, Inc.                                              1,900   79,605
    Nakayama Steel Works, Ltd.                                     500    3,030
    Namura Shipbuilding Co., Ltd.                                4,096   23,466
#   Nanto Bank, Ltd. (The)                                       1,900   55,895
    Natori Co., Ltd.                                               700   13,011
    NDS Co., Ltd.                                                  500   14,445

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    NEC Capital Solutions, Ltd.                                    900 $ 15,505
    NEC Networks & System Integration Corp.                      1,700   37,143
    NET One Systems Co., Ltd.                                    8,100   77,633
    Neturen Co., Ltd.                                            3,800   34,980
#   Nichi-iko Pharmaceutical Co., Ltd.                           3,550   54,384
    Nichias Corp.                                                6,000   72,867
    Nichiban Co., Ltd.                                           3,000   26,758
    Nichicon Corp.                                               4,800   52,753
    Nichiden Corp.                                                 900   32,303
    Nichiha Corp.                                                3,500  130,007
    NichiiGakkan Co., Ltd.                                       2,900   30,351
    Nichireki Co., Ltd.                                          2,000   24,198
    Nichirin Co., Ltd.                                           1,100   24,561
    Nihon Chouzai Co., Ltd.                                        700   23,350
    Nihon Dempa Kogyo Co., Ltd.                                    600    5,018
    Nihon Eslead Corp.                                           1,000   18,863
    Nihon House Holdings Co., Ltd.                               2,000    9,537
#   Nihon Kagaku Sangyo Co., Ltd.                                1,900   33,407
    Nihon Kohden Corp.                                           3,100   74,087
    Nihon Nohyaku Co., Ltd.                                      6,100   35,444
    Nihon Parkerizing Co., Ltd.                                  4,600   65,818
#   Nihon Plast Co., Ltd.                                        1,700   20,203
    Nihon Tokushu Toryo Co., Ltd.                                1,400   23,511
#   Nihon Trim Co., Ltd.                                           500   20,804
    Nihon Unisys, Ltd.                                           4,200   70,033
    Nihon Yamamura Glass Co., Ltd.                               8,000   13,707
    Nikkiso Co., Ltd.                                            7,000   72,240
    Nikkon Holdings Co., Ltd.                                    4,000   94,561
    Nippo Corp.                                                  3,000   61,033
    Nippon Beet Sugar Manufacturing Co., Ltd.                    1,200   23,471
#   Nippon Carbon Co., Ltd.                                        600   19,593
    Nippon Ceramic Co., Ltd.                                     1,000   26,222
    Nippon Chemi-Con Corp.                                      20,000   80,796
    Nippon Chemical Industrial Co., Ltd.                         2,000    4,288
    Nippon Coke & Engineering Co., Ltd.                         12,500   11,790
    Nippon Commercial Development Co., Ltd.                      1,600   24,958
    Nippon Concrete Industries Co., Ltd.                         3,000   11,638
    Nippon Denko Co., Ltd.                                      10,600   49,760
    Nippon Densetsu Kogyo Co., Ltd.                              3,100   61,615
    Nippon Flour Mills Co., Ltd.                                 4,000   64,453
    Nippon Gas Co., Ltd.                                         2,900   91,015
    Nippon Kanzai Co., Ltd.                                      1,700   30,568
    Nippon Kayaku Co., Ltd.                                      4,000   55,983
    Nippon Kinzoku Co., Ltd.                                       300    6,017
    Nippon Koei Co., Ltd.                                        1,000   27,668
#   Nippon Koshuha Steel Co., Ltd.                              10,000   10,057
    Nippon Light Metal Holdings Co., Ltd.                       31,000   83,406
    Nippon Paper Industries Co., Ltd.                            5,600  111,646
#   Nippon Parking Development Co., Ltd.                         9,800   14,657
    Nippon Pillar Packing Co., Ltd.                              2,000   33,457
    Nippon Piston Ring Co., Ltd.                                   700   13,760
    Nippon Road Co., Ltd. (The)                                 10,000   55,855
    Nippon Seiki Co., Ltd.                                       4,000   76,585

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#*  Nippon Sharyo, Ltd.                                          4,000 $ 10,406
*   Nippon Sheet Glass Co., Ltd.                                 9,500   80,388
    Nippon Signal Co., Ltd.                                      7,000   71,075
    Nippon Soda Co., Ltd.                                       16,000   89,778
    Nippon Steel & Sumikin Bussan Corp.                          1,248   64,330
    Nippon Suisan Kaisha, Ltd.                                  22,800  133,062
    Nippon Thompson Co., Ltd.                                    7,000   39,991
    Nippon Valqua Industries, Ltd.                               1,200   31,708
    Nippon Yakin Kogyo Co., Ltd.                                10,600   21,318
    Nipro Corp.                                                 10,600  143,787
    Nishi-Nippon Financial Holdings, Inc.                        9,200  103,510
    Nishi-Nippon Railroad Co., Ltd.                             23,000  101,368
    Nishikawa Rubber Co., Ltd.                                     500   10,076
    Nishimatsu Construction Co., Ltd.                           25,000  143,873
    Nishimatsuya Chain Co., Ltd.                                 5,300   58,045
    Nishio Rent All Co., Ltd.                                    1,300   43,274
    Nissan Shatai Co., Ltd.                                      5,400   55,909
    Nissei ASB Machine Co., Ltd.                                 1,000   34,458
    Nissei Build Kogyo Co., Ltd.                                 5,000   28,884
    Nissei Corp.                                                   400    3,686
    Nissei Plastic Industrial Co., Ltd.                          1,400   14,640
#   Nissha Printing Co., Ltd.                                    1,500   41,043
    Nisshin Fudosan Co.                                          2,800   15,607
    Nisshin Oillio Group, Ltd. (The)                            14,000   82,880
    Nisshin Steel Co., Ltd.                                      3,548   43,471
    Nisshinbo Holdings, Inc.                                    10,500  106,329
    Nissin Corp.                                                11,000   53,199
    Nissin Electric Co., Ltd.                                    3,700   44,935
    Nissin Kogyo Co., Ltd.                                       3,300   55,267
    Nissin Sugar Co., Ltd.                                       1,300   22,431
    Nissui Pharmaceutical Co., Ltd.                              1,400   17,669
    Nitta Corp.                                                  2,300   73,869
    Nittan Valve Co., Ltd.                                       2,000    7,389
    Nittetsu Mining Co., Ltd.                                      800   44,901
    Nitto Boseki Co., Ltd.                                      19,000  110,695
    Nitto FC Co., Ltd.                                           1,500   12,406
    Nitto Kogyo Corp.                                            3,700   59,929
    Nitto Kohki Co., Ltd.                                        1,300   30,892
    Nitto Seiko Co., Ltd.                                        3,000   14,758
    Nittoc Construction Co., Ltd.                                3,500   18,514
    Nittoku Engineering Co., Ltd.                                  800   24,710
    Noevir Holdings Co., Ltd.                                    1,100   57,017
    NOF Corp.                                                    9,000  122,281
    Nohmi Bosai, Ltd.                                            2,800   43,058
#   Nojima Corp.                                                 2,500   40,464
    Nomura Co., Ltd.                                             3,200   67,713
    Noritake Co., Ltd.                                           1,500   57,501
    Noritsu Koki Co., Ltd.                                       1,200   11,047
    Noritz Corp.                                                 2,000   39,226
    North Pacific Bank, Ltd.                                    25,700   86,151
    NS Solutions Corp.                                           2,200   46,317
    NS United Kaiun Kaisha, Ltd.                                 9,000   18,811
    NSD Co., Ltd.                                                3,730   71,144

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nuflare Technology, Inc.                                       700 $ 37,456
    Obara Group, Inc.                                            1,000   55,291
    Odelic Co., Ltd.                                               600   27,555
    Oenon Holdings, Inc.                                         5,000   12,424
    Ogaki Kyoritsu Bank, Ltd. (The)                             28,000   80,893
    Ohashi Technica, Inc.                                        1,700   21,822
    Ohsho Food Service Corp.                                       700   27,232
    Oiles Corp.                                                  1,673   29,920
    Oita Bank, Ltd. (The)                                       16,000   60,291
    Okabe Co., Ltd.                                              4,000   39,156
    Okamoto Industries, Inc.                                     6,000   65,682
    Okamura Corp.                                                7,300   74,213
    Okasan Securities Group, Inc.                               14,000   84,787
    Oki Electric Industry Co., Ltd.                              6,500   88,999
    Okinawa Cellular Telephone Co.                               1,100   38,671
    Okinawa Electric Power Co., Inc. (The)                       2,746   64,765
    OKK Corp.                                                    5,000    6,433
    OKUMA Corp.                                                  9,000   86,517
    Okumura Corp.                                               12,000   87,325
    Okura Industrial Co., Ltd.                                   4,000   25,859
    Okuwa Co., Ltd.                                              4,000   42,590
#   Onoken Co., Ltd.                                             1,700   28,272
    Onward Holdings Co., Ltd.                                   12,000   87,056
    Open House Co., Ltd.                                         2,700   89,363
    Optex Group Co., Ltd.                                        1,100   36,936
    Organo Corp.                                                 4,000   21,322
    Origin Electric Co., Ltd.                                    3,000    8,513
    Osaka Organic Chemical Industry, Ltd.                        1,300   15,440
    Osaka Soda Co., Ltd.                                        10,000   50,332
    Osaka Steel Co., Ltd.                                          900   18,547
    OSAKA Titanium Technologies Co., Ltd.                        1,600   24,689
    Osaki Electric Co., Ltd.                                     6,000   45,871
#   OSG Corp.                                                    4,100   86,446
    OSJB Holdings Corp.                                         11,600   31,863
    Outsourcing, Inc.                                            1,300   64,938
    Oyo Corp.                                                    2,700   39,134
    Pacific Industrial Co., Ltd.                                 4,000   51,999
#*  Pacific Metals Co., Ltd.                                    17,000   45,605
    Pack Corp. (The)                                               700   22,645
    PAL GROUP Holdings Co., Ltd.                                   900   28,727
    PALTAC Corp.                                                 2,500   90,706
    PanaHome Corp.                                               6,000   65,161
    Paramount Bed Holdings Co., Ltd.                             1,100   50,116
#   Parco Co., Ltd.                                              1,600   19,720
    Paris Miki Holdings, Inc.                                    1,000    4,198
#   Pasco Corp.                                                  1,000    3,373
    Pasona Group, Inc.                                           1,500   16,673
#   PC Depot Corp.                                               2,760   15,887
    Pegasus Sewing Machine Manufacturing Co., Ltd.               2,600   17,514
    Penta-Ocean Construction Co., Ltd.                          18,000  107,227
#   Pepper Food Service Co., Ltd.                                  300   11,096
    PIA Corp.                                                      600   21,283
    Pilot Corp.                                                  1,600   69,694

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Piolax, Inc.                                                 3,000 $ 82,875
*   Pioneer Corp.                                               34,600   68,322
    Plenus Co., Ltd.                                             1,900   44,503
    Pocket Card Co., Ltd.                                        2,800   18,393
    Poletowin Pitcrew Holdings, Inc.                             1,700   22,664
    Press Kogyo Co., Ltd.                                        9,000   42,332
    Pressance Corp.                                              3,600   49,689
    Prestige International, Inc.                                 4,800   52,571
    Prima Meat Packers, Ltd.                                    15,000   95,762
    Pronexus, Inc.                                               1,300   14,732
    Proto Corp.                                                  1,000   15,632
    PS Mitsubishi Construction Co., Ltd.                         3,600   16,514
    Qol Co., Ltd.                                                  800   12,908
    Quick Co., Ltd.                                              1,600   22,979
    Raito Kogyo Co., Ltd.                                        4,700   50,771
    Rasa Industries, Ltd.                                        3,000    4,236
#   Relia, Inc.                                                  3,200   34,208
    Renaissance, Inc.                                              300    5,432
    Rengo Co., Ltd.                                             17,000   96,504
#*  Renown, Inc.                                                 3,000    5,598
    Resorttrust, Inc.                                            4,300   79,264
    Retail Partners Co., Ltd.                                    2,000   21,114
    Rheon Automatic Machinery Co., Ltd.                          2,000   21,635
    Rhythm Watch Co., Ltd.                                      10,000   21,325
    Ricoh Leasing Co., Ltd.                                      1,400   48,917
#   Right On Co., Ltd.                                           1,500   13,608
    Riken Corp.                                                  1,300   60,844
    Riken Keiki Co., Ltd.                                        1,200   22,686
#   Riken Technos Corp.                                          3,200   17,868
    Riken Vitamin Co., Ltd.                                      1,700   66,460
    Ringer Hut Co., Ltd.                                         1,400   32,345
    Rion Co., Ltd.                                                 700   12,386
    Riso Kagaku Corp.                                            3,500   73,187
#   Riso Kyoiku Co., Ltd.                                        3,000   22,459
    Rock Field Co., Ltd.                                         2,100   35,516
    Rohto Pharmaceutical Co., Ltd.                               1,100   22,220
    Rokko Butter Co., Ltd.                                       1,700   38,432
    Roland DG Corp.                                              1,200   30,072
#   Rorze Corp.                                                  1,400   30,172
    Round One Corp.                                              5,300   56,604
    Royal Holdings Co., Ltd.                                     3,000   71,914
    Ryobi, Ltd.                                                 16,000   75,666
    Ryoden Corp.                                                 3,000   21,828
    Ryosan Co., Ltd.                                             2,800  109,512
    Ryoyo Electro Corp.                                          2,000   32,225
    S Foods, Inc.                                                1,300   48,401
    S&B Foods, Inc.                                                300   18,799
    Sac's Bar Holdings, Inc.                                     1,650   18,137
    Saibu Gas Co., Ltd.                                         36,000   90,406
    Saizeriya Co., Ltd.                                          1,900   55,274
    Sakai Chemical Industry Co., Ltd.                            7,000   28,367
    Sakai Moving Service Co., Ltd.                                 800   38,610
    Sakata INX Corp.                                             3,000   54,249

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Sakura Internet, Inc.                                        1,700 $ 13,060
    Sala Corp.                                                   5,300   44,158
    SAMTY Co., Ltd.                                              1,700   24,946
    San-A Co., Ltd.                                              1,400   62,441
    San-Ai Oil Co., Ltd.                                         5,500   55,881
    San-In Godo Bank, Ltd. (The)                                11,000   89,345
*   Sanden Holdings Corp.                                       10,000   28,523
    Sanei Architecture Planning Co., Ltd.                        1,300   23,182
    Sangetsu Corp.                                               3,300   59,456
    Sanken Electric Co., Ltd.                                   10,000   50,695
    Sanki Engineering Co., Ltd.                                  5,000   56,529
    Sankyo Seiko Co., Ltd.                                       4,000   14,183
#   Sankyo Tateyama, Inc.                                        2,800   39,557
    Sankyu, Inc.                                                19,000  143,105
    Sanoh Industrial Co., Ltd.                                   3,000   21,629
#   Sanrio Co., Ltd.                                             3,700   74,312
    Sanshin Electronics Co., Ltd.                                2,000   25,153
    Sanwa Holdings Corp.                                         8,300   89,877
    Sanyo Chemical Industries, Ltd.                              1,000   47,489
    Sanyo Denki Co., Ltd.                                        4,000   44,556
    Sanyo Electric Railway Co., Ltd.                            10,000   51,221
#   Sanyo Shokai, Ltd.                                           1,100   16,565
    Sanyo Special Steel Co., Ltd.                               10,000   60,675
    Sanyo Trading Co., Ltd.                                        800   18,227
    Sapporo Holdings, Ltd.                                       4,000  108,946
    Sato Holdings Corp.                                          1,900   45,568
    Satori Electric Co., Ltd.                                    1,000    8,248
    Sawada Holdings Co., Ltd.                                    3,300   29,963
    Sawai Pharmaceutical Co., Ltd.                               1,900  107,087
#   Saxa Holdings, Inc.                                          4,000    8,157
    SBS Holdings, Inc.                                           1,200    9,158
    Secom Joshinetsu Co., Ltd.                                     900   28,373
    Seika Corp.                                                  5,000   21,615
    Seikitokyu Kogyo Co., Ltd.                                   2,700   14,640
    Seiko Holdings Corp.                                        12,000   53,567
#   Seiko PMC Corp.                                                800    9,095
    Seino Holdings Co., Ltd.                                     3,700   49,820
    Seiren Co., Ltd.                                             5,800   98,027
    Sekisui Jushi Corp.                                          2,700   49,100
    Sekisui Plastics Co., Ltd.                                   3,500   29,918
    Senko Group Holdings Co., Ltd.                               8,700   59,226
#   Senshu Electric Co., Ltd.                                      700   14,089
    Senshu Ikeda Holdings, Inc.                                 17,500   72,491
    Senshukai Co., Ltd.                                          3,000   18,488
#   Septeni Holdings Co., Ltd.                                  10,900   33,323
    SFP Holdings Co., Ltd.                                         500    7,893
    Shibaura Electronics Co., Ltd.                                 700   23,592
    Shibaura Mechatronics Corp.                                  4,000   12,338
    Shibusawa Warehouse Co., Ltd. (The)                          6,000   19,755
    Shibuya Corp.                                                1,200   36,537
    Shiga Bank, Ltd. (The)                                      18,000   95,394
    Shikibo, Ltd.                                                9,000   12,244
    Shikoku Bank, Ltd. (The)                                    18,000   48,266

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Shikoku Chemicals Corp.                                      3,000 $ 38,400
    Shima Seiki Manufacturing, Ltd.                              2,100  102,130
    Shimachu Co., Ltd.                                           3,100   77,574
    Shimizu Bank, Ltd. (The)                                     1,100   34,919
    Shin Nippon Air Technologies Co., Ltd.                         900   12,974
    Shin-Etsu Polymer Co., Ltd.                                  5,000   48,447
    Shinagawa Refractories Co., Ltd.                             5,000   13,641
    Shindengen Electric Manufacturing Co., Ltd.                  8,000   41,489
#*  Shinkawa, Ltd.                                               1,000    6,744
    Shinko Electric Industries Co., Ltd.                         6,300   45,839
    Shinko Plantech Co., Ltd.                                    3,000   25,634
    Shinko Shoji Co., Ltd.                                       2,000   26,136
    Shinmaywa Industries, Ltd.                                   8,000   69,948
    Shinnihon Corp.                                              3,400   27,694
#   Shinoken Group Co., Ltd.                                     1,300   30,935
    Shinsho Corp.                                                1,000   26,465
    Shinwa Co., Ltd.                                               900   17,919
    Ship Healthcare Holdings, Inc.                               2,500   76,726
    Shizuoka Gas Co., Ltd.                                       8,300   62,779
    Shobunsha Publications, Inc.                                 1,300    8,842
    Shochiku Co., Ltd.                                           6,000   82,263
    Shoei Co., Ltd.                                              1,300   37,238
    Shoei Foods Corp.                                            1,000   42,795
    Shofu, Inc.                                                  1,000   11,988
*   Showa Corp.                                                  5,400   52,165
    Showa Sangyo Co., Ltd.                                      10,000   54,341
#   Siix Corp.                                                   1,900   80,974
    Sinanen Holdings Co., Ltd.                                     600   12,174
    Sinfonia Technology Co., Ltd.                               18,000   75,540
    Sinko Industries, Ltd.                                       2,400   36,666
    Sintokogio, Ltd.                                             3,938   41,470
    SKY Perfect JSAT Holdings, Inc.                             14,000   62,846
    SMK Corp.                                                    5,000   21,114
    SMS Co., Ltd.                                                2,100   66,454
    Sodick Co., Ltd.                                             4,100   49,934
#   Softbank Technology Corp.                                    1,400   22,455
    Sogo Medical Co., Ltd.                                         700   32,021
*   Sosei Group Corp.                                              900   93,378
    Space Co., Ltd.                                                800   10,725
#   Sparx Group Co., Ltd.                                       11,800   23,519
    SRA Holdings                                                 1,000   27,415
    ST Corp.                                                     1,100   27,604
    St Marc Holdings Co., Ltd.                                   1,700   53,132
    Star Mica Co., Ltd.                                            900   25,702
    Star Micronics Co., Ltd.                                     2,400   39,733
    Starts Corp., Inc.                                           2,700   70,550
    Starzen Co., Ltd.                                              700   31,361
#   Stella Chemifa Corp.                                           900   25,299
    Studio Alice Co., Ltd.                                       1,100   25,831
    Sugimoto & Co., Ltd.                                           900   13,269
#   Sumida Corp.                                                 1,100   21,041
#   Suminoe Textile Co., Ltd.                                    5,000   14,049
    Sumitomo Bakelite Co., Ltd.                                 15,000  108,970

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Sumitomo Densetsu Co., Ltd.                                  1,100 $ 17,519
    Sumitomo Mitsui Construction Co., Ltd.                      47,960   52,145
    Sumitomo Osaka Cement Co., Ltd.                             23,000  107,659
    Sumitomo Precision Products Co., Ltd.                        2,000    6,503
    Sumitomo Riko Co., Ltd.                                      3,800   39,748
    Sumitomo Seika Chemicals Co., Ltd.                             800   40,222
    Sumitomo Warehouse Co., Ltd. (The)                          11,000   70,485
    Sun Frontier Fudousan Co., Ltd.                              3,700   39,487
*   SWCC Showa Holdings Co., Ltd.                               12,000    9,896
    Systena Corp.                                                1,300   29,802
    T Hasegawa Co., Ltd.                                         2,300   48,451
    T RAD Co., Ltd.                                             11,000   34,758
    T&K Toka Co., Ltd.                                           2,300   25,230
    T-Gaia Corp.                                                 1,300   26,017
#   Tabuchi Electric Co., Ltd.                                   3,000    9,206
    Tachi-S Co., Ltd.                                            3,400   62,027
    Tachibana Eletech Co., Ltd.                                  2,500   36,156
    Tadano, Ltd.                                                 6,000   74,313
    Taihei Dengyo Kaisha, Ltd.                                   3,000   43,357
    Taiho Kogyo Co., Ltd.                                        1,900   26,785
    Taikisha, Ltd.                                               2,000   53,793
    Taiko Bank, Ltd. (The)                                       4,000    8,515
#   Taiko Pharmaceutical Co., Ltd.                               1,300   26,199
    Taisei Lamick Co., Ltd.                                        300    7,918
    Taiyo Holdings Co., Ltd.                                     1,500   71,275
#   Taiyo Yuden Co., Ltd.                                       10,000  167,920
    Takamatsu Construction Group Co., Ltd.                       1,600   41,978
    Takaoka Toko Co., Ltd.                                       1,200   20,089
    Takara Holdings, Inc.                                        8,700   86,874
    Takara Leben Co., Ltd.                                       9,300   42,663
    Takara Printing Co., Ltd.                                    1,300   19,347
    Takara Standard Co., Ltd.                                    3,500   58,767
    Takasago International Corp.                                 1,400   54,991
    Takasago Thermal Engineering Co., Ltd.                       4,100   68,431
    Takeei Corp.                                                 1,900   19,244
    Takeuchi Manufacturing Co., Ltd.                             2,100   40,705
    Takuma Co., Ltd.                                             7,000   71,692
    Tamron Co., Ltd.                                             1,500   28,137
    Tamura Corp.                                                11,000   60,104
    Tanseisha Co., Ltd.                                          1,600   16,134
    Tatsuta Electric Wire and Cable Co., Ltd.                    2,000   12,822
    Tayca Corp.                                                  2,000   17,689
    Tazmo Co., Ltd.                                              1,100   21,760
#*  Teac Corp.                                                   5,000    2,318
    TechMatrix Corp.                                             2,100   35,068
    TechnoPro Holdings, Inc.                                     1,000   42,903
    Tecnos Japan, Inc.                                           1,400   13,929
    Teikoku Electric Manufacturing Co., Ltd.                     1,400   14,547
    Teikoku Sen-I Co., Ltd.                                      2,100   38,252
    Teikoku Tsushin Kogyo Co., Ltd.                              4,000    8,337
#   Tekken Corp.                                                 9,000   27,635
    Tenma Corp.                                                  2,000   40,361
    TIS, Inc.                                                    2,400   72,552

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    TKC Corp.                                                    1,600 $ 46,546
    Toa Corp.(6894434)                                           2,600   27,115
#*  Toa Corp.(6894508)                                           1,800   29,389
    TOA ROAD Corp.                                               3,000   12,397
    Toagosei Co., Ltd.                                           9,500  114,589
    Tobishima Corp.                                             17,200   26,325
    TOC Co., Ltd.                                                3,600   33,829
    Tocalo Co., Ltd.                                             1,000   38,209
    Tochigi Bank, Ltd. (The)                                    10,000   40,691
    Toda Corp.                                                  17,000  116,870
    Toei Animation Co., Ltd.                                       400   30,426
    Toei Co., Ltd.                                               5,000   50,978
    Toenec Corp.                                                 3,000   18,217
    Toho Bank, Ltd. (The)                                       16,000   55,826
    Toho Co., Ltd.                                                 900   23,642
#   Toho Holdings Co., Ltd.                                      4,200   83,028
#   Toho Titanium Co., Ltd.                                      3,900   30,203
    Toho Zinc Co., Ltd.                                         12,000   51,671
    Tohoku Bank, Ltd. (The)                                      8,000   11,020
    Tokai Carbon Co., Ltd.                                      16,000  103,255
    Tokai Corp.                                                    900   39,769
    TOKAI Holdings Corp.                                         9,000   69,210
    Tokai Rika Co., Ltd.                                         4,200   77,122
    Tokai Tokyo Financial Holdings, Inc.                        13,000   75,829
    Token Corp.                                                    680   86,452
    Tokushu Tokai Paper Co., Ltd.                                  919   34,567
*   Tokuyama Corp.                                              32,000  145,378
*   Tokyo Base Co., Ltd.                                           500   23,603
    Tokyo Dome Corp.                                             7,000   67,373
    Tokyo Energy & Systems, Inc.                                 2,000   19,573
#   Tokyo Individualized Educational Institute, Inc.             1,600   18,417
#   Tokyo Keiki, Inc.                                            9,000   23,659
    Tokyo Ohka Kogyo Co., Ltd.                                   2,700   87,890
    Tokyo Rope Manufacturing Co., Ltd.                           1,200   18,376
    Tokyo Seimitsu Co., Ltd.                                     2,900  100,590
    Tokyo Steel Manufacturing Co., Ltd.                          8,200   70,292
    Tokyo Tekko Co., Ltd.                                        3,000   12,348
#   Tokyo Theatres Co., Inc.                                     6,000    7,887
    Tokyo TY Financial Group, Inc.                               2,224   59,189
    Tokyotokeiba Co., Ltd.                                       2,000   64,941
    Tokyu Construction Co., Ltd.                                 9,100   72,772
#   Tokyu Recreation Co., Ltd.                                   3,000   22,826
    Toli Corp.                                                   6,000   19,522
    Tomato Bank, Ltd.                                              900   12,545
    Tomoku Co., Ltd.                                             5,000   17,680
    TOMONY Holdings, Inc.                                       14,500   70,907
    Tomy Co., Ltd.                                               5,617   68,709
    Tonami Holdings Co., Ltd.                                    8,000   31,454
    Topcon Corp.                                                 4,700   80,415
    Toppan Forms Co., Ltd.                                       4,500   46,789
    Topre Corp.                                                  2,100   55,358
    Topy Industries, Ltd.                                        1,800   55,283
    Toridoll Holdings Corp.                                      1,300   36,439

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Torii Pharmaceutical Co., Ltd.                               1,200 $ 33,511
#   Torikizoku Co., Ltd.                                         1,000   23,394
    Torishima Pump Manufacturing Co., Ltd.                       2,000   20,440
    Tosei Corp.                                                  4,200   32,826
    Toshiba Machine Co., Ltd.                                   10,000   47,486
    Toshiba Plant Systems & Services Corp.                       4,000   65,137
    Toshiba TEC Corp.                                            8,000   44,281
    Tosho Co., Ltd.                                                400   18,475
    Tosho Printing Co., Ltd.                                     5,000   24,673
    Totetsu Kogyo Co., Ltd.                                      1,700   53,078
    Tottori Bank, Ltd. (The)                                       600    9,260
    Towa Bank, Ltd. (The)                                       32,000   35,640
#   Towa Corp.                                                   2,500   38,949
    Towa Pharmaceutical Co., Ltd.                                1,000   48,302
    Toyo Construction Co., Ltd.                                  7,400   31,677
    Toyo Corp.                                                   3,000   28,938
    Toyo Denki Seizo K.K.                                        1,000   17,450
#   Toyo Engineering Corp.                                      17,000   44,712
    Toyo Ink SC Holdings Co., Ltd.                              15,000   77,722
    Toyo Kanetsu K.K.                                           12,000   39,279
    Toyo Kohan Co., Ltd.                                         3,000   13,187
    Toyo Securities Co., Ltd.                                    5,000   11,357
    Toyo Tanso Co., Ltd.                                         1,200   20,084
    Toyo Tire & Rubber Co., Ltd.                                 4,000   82,106
    Toyobo Co., Ltd.                                            77,000  146,616
    TPR Co., Ltd.                                                1,300   41,053
    Trancom Co., Ltd.                                              500   24,711
    Transcosmos, Inc.                                            1,900   45,663
#   Tri Chemical Laboratories, Inc.                                900   24,709
    Trusco Nakayama Corp.                                        4,000  102,593
    Trust Tech, Inc.                                               500   10,507
    TS Tech Co., Ltd.                                            4,100  121,514
    TSI Holdings Co., Ltd.                                       8,425   60,840
#   Tsubaki Nakashima Co., Ltd.                                    800   16,057
    Tsubakimoto Chain Co.                                        9,000   76,360
    Tsugami Corp.                                                5,000   40,080
    Tsukishima Kikai Co., Ltd.                                   3,000   34,011
    Tsukuba Bank, Ltd.                                           5,500   16,490
    Tsukui Corp.                                                 5,200   31,577
    Tsumura & Co.                                                1,900   73,846
    Tsurumi Manufacturing Co., Ltd.                              2,000   33,496
    Tsutsumi Jewelry Co., Ltd.                                     800   14,476
    TV Asahi Holdings Corp.                                      2,400   43,640
    Tv Tokyo Holdings Corp.                                      1,400   29,126
#*  U-Shin, Ltd.                                                 2,000   13,432
    UACJ Corp.                                                  24,034   70,938
    Ube Industries, Ltd.                                        43,400  117,565
    Uchida Yoko Co., Ltd.                                          800   19,918
    UKC Holdings Corp.                                           1,500   22,532
    Ulvac, Inc.                                                    300   16,085
    Uniden Holdings Corp.                                        2,000    4,762
    Union Tool Co.                                                 900   26,718
    Unipres Corp.                                                2,700   62,795

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    United Arrows, Ltd.                                          1,600 $ 48,493
    United Super Markets Holdings, Inc.                          4,100   41,605
#   UNITED, Inc.                                                   400    9,985
*   Unitika, Ltd.                                               52,000   36,773
    Universal Entertainment Corp.                                  400   11,476
#   Unizo Holdings Co., Ltd.                                     2,100   48,725
    Ushio, Inc.                                                 10,400  145,957
*   UT Group Co., Ltd.                                           3,200   57,449
#   V Technology Co., Ltd.                                         400   68,481
    Valor Holdings Co., Ltd.                                     3,100   70,060
    Vector, Inc.                                                 3,300   48,031
    VIA Holdings, Inc.                                           1,200   10,524
#*  Vision, Inc.                                                   800   19,200
    Vital KSK Holdings, Inc.                                     4,800   38,446
    Voyage Group, Inc.                                           1,100   20,713
    VT Holdings Co., Ltd.                                        6,900   35,271
#   W-Scope Corp.                                                3,600   76,429
    Wacoal Holdings Corp.                                        9,000  126,431
    Wakachiku Construction Co., Ltd.                            17,000   26,823
    Wakita & Co., Ltd.                                           4,500   50,751
    Warabeya Nichiyo Holdings Co., Ltd.                          1,200   32,401
#   WATAMI Co., Ltd.                                             1,400   17,114
    WDB Holdings Co., Ltd.                                         600   12,544
    Weathernews, Inc.                                              700   21,767
    Wellnet Corp.                                                1,200   14,881
    WIN-Partners Co., Ltd.                                       1,000   12,674
    Wood One Co., Ltd.                                           3,000    7,839
    World Holdings Co., Ltd.                                     1,000   24,330
    Xebio Holdings Co., Ltd.                                     3,000   56,503
#   YA-MAN, Ltd.                                                   400   30,864
    Yahagi Construction Co., Ltd.                                1,500   12,430
#   Yakuodo Co., Ltd.                                            1,000   27,313
    YAMABIKO Corp.                                               3,660   44,254
#   Yamagata Bank, Ltd. (The)                                   18,000   81,712
    Yamaichi Electronics Co., Ltd.                               1,600   31,148
    Yamanashi Chuo Bank, Ltd. (The)                             18,000   73,524
    Yamatane Corp.                                               1,000   14,803
    Yamato Kogyo Co., Ltd.                                       3,300   92,500
    Yamazen Corp.                                                5,400   55,438
    Yaoko Co., Ltd.                                              1,000   43,148
    Yasuda Logistics Corp.                                       2,000   14,042
    Yellow Hat, Ltd.                                             1,800   46,485
    Yodogawa Steel Works, Ltd.                                   2,400   65,993
    Yokogawa Bridge Holdings Corp.                               3,300   50,209
    Yokohama Reito Co., Ltd.                                     5,400   53,701
#   Yokowo Co., Ltd.                                             1,700   22,474
    Yomeishu Seizo Co., Ltd.                                     1,000   19,218
    Yomiuri Land Co., Ltd.                                       5,000   23,838
    Yondenko Corp.                                               2,100   11,554
    Yondoshi Holdings, Inc.                                      1,600   40,186
    Yorozu Corp.                                                 1,900   32,070
#   Yoshinoya Holdings Co., Ltd.                                 2,100   35,507
    Yuasa Trading Co., Ltd.                                      2,000   64,081

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
#   Yume No Machi Souzou Iinkai Co., Ltd.                     1,600 $    18,223
#   Yumeshin Holdings Co., Ltd.                               6,300      42,940
    Yurtec Corp.                                              4,000      27,154
    Yusen Logistics Co., Ltd.                                 2,500      22,649
    Yushiro Chemical Industry Co., Ltd.                       1,000      13,615
    Zenrin Co., Ltd.                                          1,800      55,397
    Zeon Corp.                                                4,000      49,904
    ZERIA Pharmaceutical Co., Ltd.                            2,200      38,338
*   ZIGExN Co., Ltd.                                          1,200      17,500
#   Zojirushi Corp.                                           3,500      36,539
    Zuiko Corp.                                                 700      24,697
    Zuken, Inc.                                               2,000      26,301
                                                                    -----------
TOTAL JAPAN                                                          49,021,697
                                                                    -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                    7,215     315,019
    Accell Group                                              2,934      89,440
    AMG Advanced Metallurgical Group NV                       1,768      61,032
    Amsterdam Commodities NV                                  1,493      44,349
    APERAM SA                                                 4,265     207,293
    Arcadis NV                                                7,494     153,254
    ASM International NV                                      4,588     276,096
    BE Semiconductor Industries NV                            3,299     214,595
    Beter Bed Holding NV                                      1,921      35,663
#   BinckBank NV                                             10,730      59,022
    Boskalis Westminster                                      9,440     337,637
#   Brunel International NV                                   2,547      39,140
    Corbion NV                                                4,897     158,155
#   Flow Traders                                              2,407      72,886
*   Fugro NV                                                  8,042     129,172
    Gemalto NV(B9MS8P5)                                       3,010     153,333
    Gemalto NV(B011JK4)                                       3,836     195,538
*   Heijmans NV                                               1,624      13,734
    Hunter Douglas NV                                           685      59,938
    IMCD Group NV                                             2,132     119,369
    Intertrust NV                                             1,251      21,458
    KAS Bank NV                                               1,902      21,944
    Kendrion NV                                               2,047      87,327
    Koninklijke BAM Groep NV                                 26,614     158,257
    Koninklijke Vopak NV                                      5,275     251,155
*   Lucas Bols NV                                               553      12,958
    Nederland Apparatenfabriek                                  338      15,525
*   OCI NV                                                    5,903     126,463
#   Ordina NV                                                 2,349       4,389
    PostNL NV                                                48,089     227,619
    Refresco Group NV                                         5,031      98,300
    SBM Offshore NV                                          18,343     317,209
    Sligro Food Group NV                                      2,850     128,907
*   Telegraaf Media Groep NV                                  1,964      13,994
    TKH Group NV                                              3,206     196,085
*   TomTom NV                                                14,846     157,588
    Van Lanschot Kempen NV                                    1,388      41,165

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
#   Wessanen                                                   8,503 $  149,925
                                                                     ----------
TOTAL NETHERLANDS                                                     4,764,933
                                                                     ----------
NEW ZEALAND -- (0.8%)
#*  a2 Milk Co., Ltd.                                         34,295    113,728
    Air New Zealand, Ltd.                                     41,085    103,434
    Briscoe Group, Ltd.                                        9,711     29,636
    Chorus, Ltd.                                              28,756     96,361
    Contact Energy, Ltd.                                      22,704     91,421
    EBOS Group, Ltd.                                           6,927     94,101
    Freightways, Ltd.                                         12,116     72,328
    Genesis Energy, Ltd.                                      32,503     60,547
    Hallenstein Glasson Holdings, Ltd.                         5,327     12,392
    Heartland Bank, Ltd.                                      21,704     29,667
    Infratil, Ltd.                                            46,774    108,590
    Kathmandu Holdings, Ltd.                                   8,788     14,988
#   Mainfreight, Ltd.                                          6,428    117,305
    Metlifecare, Ltd.                                         12,041     50,556
    New Zealand Refining Co., Ltd. (The)                      13,533     25,093
    NZME, Ltd.                                                14,069      9,802
    NZX, Ltd.                                                 31,716     28,077
    PGG Wrightson, Ltd.                                       10,577      4,609
#   Port of Tauranga, Ltd.                                    30,765    108,121
    Restaurant Brands New Zealand, Ltd.                       11,416     54,996
    Sanford, Ltd.                                              6,562     35,761
    SKY Network Television, Ltd.                              23,513     58,441
    SKYCITY Entertainment Group, Ltd.                         38,867    117,953
    Steel & Tube Holdings, Ltd.                                5,579      9,258
    Summerset Group Holdings, Ltd.                            19,161     69,798
    Tilt Renewables, Ltd.                                      4,827      7,833
    Tourism Holdings, Ltd.                                     6,924     22,270
*   Tower, Ltd.                                               13,924      9,829
    Trade Me Group, Ltd.                                      32,478    133,536
    Trustpower, Ltd.                                           4,827     21,031
    Vector, Ltd.                                              23,021     58,829
    Warehouse Group, Ltd. (The)                                5,475      8,882
*   Xero, Ltd.                                                 4,066     80,561
    Z Energy, Ltd.                                            12,078     70,220
                                                                     ----------
TOTAL NEW ZEALAND                                                     1,929,954
                                                                     ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                            24,317     16,866
    AF Gruppen ASA                                             1,653     31,454
*   Akastor ASA                                                9,797     20,070
#*  Aker Solutions ASA                                         9,700     48,514
    American Shipping Co. ASA                                  2,165      6,815
    Atea ASA                                                   6,319     77,480
    Austevoll Seafood ASA                                      9,102     80,851
#*  Avance Gas Holding, Ltd.                                     956      2,923
#*  Axactor AB                                                88,387     28,720
    Bakkafrost P/F                                             2,830    111,121
    Bonheur ASA                                                1,685     17,386

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Borregaard ASA                                             6,733 $   84,212
    BW LPG, Ltd.                                               6,413     28,917
#*  BW Offshore, Ltd.                                         10,521     32,426
#*  DNO ASA                                                   49,587     57,837
    Ekornes ASA                                                1,600     23,209
#*  Fred Olsen Energy ASA                                      3,343      4,887
    Frontline, Ltd.                                            4,352     25,230
    Grieg Seafood ASA                                          6,613     54,289
#*  Hexagon Composites ASA                                     6,540     23,188
    Hoegh LNG Holdings, Ltd.                                   4,064     45,575
*   Kongsberg Automotive ASA                                  47,061     49,862
    Kongsberg Gruppen ASA                                      1,710     29,079
*   Kvaerner ASA                                              10,879     15,879
*   Nordic Semiconductor ASA                                  15,677     77,428
#*  Norwegian Air Shuttle ASA                                  1,507     37,001
*   Norwegian Finans Holding ASA                               6,176     66,348
    Norwegian Property ASA                                    18,084     22,812
    Ocean Yield ASA                                            3,609     30,831
    Odfjell SE Class A                                         1,000      3,768
    Olav Thon Eiendomsselskap ASA                              1,471     31,479
    Opera Software ASA                                         6,271     25,943
#*  Petroleum Geo-Services ASA                                33,331     73,102
*   Prosafe SE                                                   573      2,216
#   Protector Forsikring ASA                                   4,456     43,611
#*  REC Silicon ASA                                          140,159     17,204
    Scatec Solar ASA                                           5,129     30,091
#*  Seadrill, Ltd.                                            17,195      6,418
    Selvaag Bolig ASA                                          3,180     14,760
#*  Sevan Marine ASA                                           1,337      2,220
    Skandiabanken ASA                                          2,214     24,920
*   Solstad Farstad ASA                                        1,000      1,194
*   Songa Offshore                                             3,279     14,701
    SpareBank 1 SMN                                            5,204     52,552
    SpareBank 1 SR-Bank ASA                                    8,627     86,105
    Stolt-Nielsen, Ltd.                                        2,682     40,989
    TGS NOPEC Geophysical Co. ASA                              7,789    164,602
    Tomra Systems ASA                                          9,922    141,025
    Treasure ASA                                               1,741      3,604
    Veidekke ASA                                               6,593     87,153
*   Wallenius Wilhelmsen Logistics                             1,741     10,883
    Wilh Wilhelmsen Holding ASA Class A                        1,434     45,082
#   XXL ASA                                                    5,889     57,360
                                                                     ----------
TOTAL NORWAY                                                          2,132,192
                                                                     ----------
PERU -- (0.0%)
*   Cautivo Mining, Inc.                                           2         15
                                                                     ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                              7,954     36,124
*   Banco Comercial Portugues SA Class R                     441,497    125,844
    CTT-Correios de Portugal SA                                4,149     27,056
    Mota-Engil SGPS SA                                        16,005     45,022
    Navigator Co. SA (The)                                    26,345    113,550

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
PORTUGAL -- (Continued)
    NOS SGPS SA                                                 16,540 $105,262
#   REN - Redes Energeticas Nacionais SGPS SA                   34,170  110,728
    Semapa-Sociedade de Investimento e Gestao                    3,410   66,278
    Sonae SGPS SA                                              125,561  144,290
                                                                       --------
TOTAL PORTUGAL                                                          774,154
                                                                       --------
SINGAPORE -- (1.1%)
    Accordia Golf Trust                                         26,400   13,729
    Ascendas India Trust                                        64,100   54,373
*   Banyan Tree Holdings, Ltd.                                   7,000    2,840
    Best World International, Ltd.                              21,400   24,294
*   Boustead Projects, Ltd.                                      6,600    4,543
    Boustead Singapore, Ltd.                                    22,000   15,405
    Bukit Sembawang Estates, Ltd.                               14,900   74,839
    Bund Center Investment, Ltd.                                27,000   15,651
    China Aviation Oil Singapore Corp., Ltd.                    27,800   33,638
    Chip Eng Seng Corp., Ltd.                                   45,000   24,056
    Chuan Hup Holdings, Ltd.                                    87,000   17,329
    ComfortDelGro Corp., Ltd.                                   63,000  107,340
*   COSCO Shipping International Singapore Co., Ltd.            21,100    4,743
*   Creative Technology, Ltd.                                    2,650    2,218
    CSE Global, Ltd.                                            40,000   12,243
    CWT, Ltd.                                                   12,000   18,320
    Del Monte Pacific, Ltd.                                     72,000   16,454
    Delfi, Ltd.                                                 20,200   29,876
*   Ezion Holdings, Ltd.                                       103,220   18,280
#*  Ezra Holdings, Ltd.                                        234,044    1,433
    Far East Orchard, Ltd.                                      11,239   12,831
    First Resources, Ltd.                                       28,300   39,025
    Fragrance Group, Ltd.                                       82,000    9,931
    Frasers Centrepoint, Ltd.                                   23,000   32,672
    GK Goh Holdings, Ltd.                                       17,813   13,395
    GL, Ltd.                                                    53,000   28,742
    Golden Agri-Resources, Ltd.                                361,300  105,204
    GuocoLand, Ltd.                                             14,300   20,094
*   Halcyon Agri Corp., Ltd.                                    25,666   10,428
    Haw Par Corp., Ltd.                                          8,000   62,017
    Hi-P International, Ltd.                                    23,000   17,305
    Ho Bee Land, Ltd.                                           14,000   24,981
    Hong Fok Corp., Ltd.                                        54,120   31,319
    Hong Leong Asia, Ltd.                                        8,000    6,399
    Hong Leong Finance, Ltd.                                     6,400   12,409
    Hotel Grand Central, Ltd.                                   41,024   40,875
    Hutchison Port Holdings Trust                              193,500   91,855
    Hwa Hong Corp., Ltd.                                        59,000   13,966
    Hyflux, Ltd.                                                27,500    9,733
    Indofood Agri Resources, Ltd.                               28,000   10,228
    k1 Ventures, Ltd.                                           24,000   12,845
    Keppel Infrastructure Trust                                176,474   71,610
    M1, Ltd.                                                    30,000   39,956
    Mandarin Oriental International, Ltd.                       13,800   27,899
    Metro Holdings, Ltd.                                        49,200   42,264
*   Midas Holdings, Ltd.                                       114,000   17,220

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
#*  Noble Group, Ltd.                                         75,250 $   20,776
    Olam International, Ltd.                                   9,600     13,812
    OUE, Ltd.                                                 23,000     33,937
    Oxley Holdings, Ltd.                                      57,000     24,375
    Perennial Real Estate Holdings, Ltd.                      20,600     13,360
*   Raffles Education Corp., Ltd.                             49,200      7,029
    Raffles Medical Group, Ltd.                               64,363     61,065
    RHT Health Trust                                          54,900     36,043
    Riverstone Holdings, Ltd.                                 17,200     13,390
    Rotary Engineering, Ltd.                                  17,000      4,511
    SATS, Ltd.                                                29,400    104,749
    SBS Transit, Ltd.                                         15,800     29,956
    SembCorp Industries, Ltd.                                 36,100     85,974
    SembCorp Marine, Ltd.                                     39,100     48,590
    Sheng Siong Group, Ltd.                                   37,000     25,799
    SIA Engineering Co., Ltd.                                 18,900     50,742
    SIIC Environment Holdings, Ltd.                           58,600     20,973
    Sinarmas Land, Ltd.                                      108,000     33,836
    Singapore Post, Ltd.                                      82,400     79,914
    Stamford Land Corp., Ltd.                                 21,000      8,064
    StarHub, Ltd.                                             36,400     73,314
*   Swiber Holdings, Ltd.                                     17,249        260
*   Tat Hong Holdings, Ltd.                                   35,000      9,546
    Tuan Sing Holdings, Ltd.                                  44,628     11,010
    United Engineers, Ltd.                                    34,000     65,680
    United Industrial Corp., Ltd.                             16,800     39,784
    UOB-Kay Hian Holdings, Ltd.                               32,422     33,010
    Venture Corp., Ltd.                                       17,800    172,921
    Wheelock Properties Singapore, Ltd.                       20,000     27,589
    Wing Tai Holdings, Ltd.                                   37,970     57,140
    Yeo Hiap Seng, Ltd.                                        2,482      2,372
*   Yongnam Holdings, Ltd.                                    26,250      4,553
                                                                     ----------
TOTAL SINGAPORE                                                       2,510,881
                                                                     ----------
SPAIN -- (2.0%)
    Acciona SA                                                 2,932    250,626
    Acerinox SA                                               13,399    172,017
    Adveo Group International SA                                 770      2,863
    Alantra Partners SA                                        1,060     15,862
    Almirall SA                                                5,893     56,998
#*  Amper SA                                                  83,878     23,657
    Applus Services SA                                        10,588    136,371
    Atresmedia Corp. de Medios de Comunicacion SA              5,727     67,217
    Azkoyen SA                                                 2,184     19,925
*   Baron de Ley                                                 189     24,031
    Bolsas y Mercados Espanoles SHMSF SA                       5,922    217,207
    Cellnex Telecom SA                                        10,440    234,820
    Cia de Distribucion Integral Logista Holdings SA           2,654     68,529
    Cie Automotive SA                                          3,637     90,022
    Construcciones y Auxiliar de Ferrocarriles SA              1,520     67,587
    Distribuidora Internacional de Alimentacion SA            35,836    241,374
#*  Duro Felguera SA                                           7,718      6,857
    Ebro Foods SA                                              7,555    180,843

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
*   eDreams ODIGEO SA                                          6,328 $   22,027
    Elecnor SA                                                 3,373     46,483
    Ence Energia y Celulosa SA                                21,492     91,592
    Ercros SA                                                 12,127     44,061
    Euskaltel SA                                               7,388     75,540
    Faes Farma SA                                             28,992     91,949
    Fluidra SA                                                 3,416     30,013
    Grupo Catalana Occidente SA                                3,836    170,649
*   Grupo Ezentis SA                                           6,877      5,834
    Iberpapel Gestion SA                                         955     31,714
*   Indra Sistemas SA                                          9,239    142,949
    Inmobiliaria Colonial SA                                  19,628    183,079
#*  Liberbank SA                                              54,406     62,668
    Mediaset Espana Comunicacion SA                           15,385    193,910
    Melia Hotels International SA                              9,295    144,073
    Miquel y Costas & Miquel SA                                1,295     47,931
    NH Hotel Group SA                                         25,888    172,473
#   Obrascon Huarte Lain SA                                   18,131     76,135
    Papeles y Cartones de Europa SA                            6,195     54,350
*   Pescanova SA                                               1,077      1,758
*   Pharma Mar SA                                             15,603     70,836
*   Promotora de Informaciones SA Class A                      3,874     14,657
    Prosegur Cia de Seguridad SA                              17,048    116,521
*   Realia Business SA                                         6,280      8,122
*   Sacyr SA                                                  48,475    129,350
    Saeta Yield SA                                             3,428     39,335
    Talgo SA                                                   8,642     49,947
    Tecnicas Reunidas SA                                       3,093    109,681
*   Tubacex SA                                                15,597     61,046
*   Tubos Reunidos SA                                          8,287     10,532
    Vidrala SA                                                 1,515    118,171
    Viscofan SA                                                3,104    184,669
    Zardoya Otis SA                                            8,549     89,683
                                                                     ----------
TOTAL SPAIN                                                           4,568,544
                                                                     ----------
SWEDEN -- (2.9%)
    AAK AB                                                     1,800    133,048
    Acando AB                                                 10,746     36,204
    AddLife AB                                                 1,561     32,187
    AddNode Group AB                                           1,396     12,447
    AddTech AB Class B                                         4,997     97,479
    AF AB Class B                                              5,364    117,495
    Alimak Group AB                                            1,351     23,423
#   Atrium Ljungberg AB Class B                                3,302     56,386
    Attendo AB                                                 4,950     62,274
    Avanza Bank Holding AB                                     1,713     70,677
    Beijer Alma AB                                             1,700     49,650
    Beijer Ref AB                                              2,402     72,159
    Bergman & Beving AB                                        2,500     30,973
    Betsson AB                                                10,044     96,593
    Bilia AB Class A                                           8,260     79,802
    BillerudKorsnas AB                                         2,257     35,689
    BioGaia AB Class B                                         1,689     62,974

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Bonava AB                                                      691 $ 12,010
    Bonava AB Class B                                            6,490  113,564
    Bufab AB                                                     1,417   15,886
    Bulten AB                                                    1,365   20,797
    Bure Equity AB                                               5,487   67,414
#   Byggmax Group AB                                             4,912   39,702
    Catena AB                                                    1,487   25,724
    Clas Ohlson AB Class B                                       4,505   92,612
    Cloetta AB Class B                                          22,873   81,857
*   Collector AB                                                 1,919   22,854
    Com Hem Holding AB                                           7,688  112,279
    Concentric AB                                                3,360   52,720
    Coor Service Management Holding AB                           1,790   12,848
    Dios Fastigheter AB                                          8,560   50,054
    Dometic Group AB                                            17,382  146,930
    Duni AB                                                      3,495   50,654
    Dustin Group AB                                              4,771   40,019
    Eastnine AB                                                  1,559   13,319
#*  Eltel AB                                                     2,122    6,750
    Fabege AB                                                    9,193  181,574
#   Fagerhult AB                                                 5,097   67,088
    FastPartner AB                                                 960   15,724
    Fenix Outdoor International AG                                 713   75,336
#   Granges AB                                                   6,545   72,347
    Gunnebo AB                                                   3,000   15,972
*   Haldex AB                                                    3,360   44,849
    Hemfosa Fastigheter AB                                      12,421  152,374
    HIQ International AB                                         4,214   28,176
#   Hoist Finance AB                                             2,266   25,111
    Holmen AB Class B                                            4,045  182,695
    Indutrade AB                                                 6,751  166,536
    Intrum Justitia AB                                           4,262  138,683
    Inwido AB                                                    4,661   58,596
#   ITAB Shop Concept AB Class B                                 1,515   13,079
    JM AB                                                        4,990  175,144
    KappAhl AB                                                   6,122   34,828
    Karo Pharma AB                                               9,952   52,093
    Kindred Group P.L.C.                                        17,281  192,326
    Klovern AB Class B                                          36,323   46,401
    KNOW IT AB                                                   2,183   35,188
    Kungsleden AB                                               13,274   87,309
    Lagercrantz Group AB Class B                                 7,500   84,920
    Lifco AB Class B                                             2,725   90,852
    Lindab International AB                                      6,541   68,780
    Loomis AB Class B                                            4,265  158,454
*   Medivir AB Class B                                           1,986   16,469
#   Mekonomen AB                                                 1,956   41,192
    Modern Times Group MTG AB Class B                            4,244  147,496
*   Momentum Group AB Class B                                    2,500   25,778
#   Mycronic AB                                                  8,284   86,356
    NCC AB Class B                                               4,793  124,712
#   Nederman Holding AB                                            343    9,784
#*  Net Insight AB Class B                                      11,409    7,492

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    NetEnt AB                                                 11,712 $  113,008
    New Wave Group AB Class B                                  5,046     35,153
    Nobia AB                                                   8,067     82,823
    Nobina AB                                                  5,280     26,025
    Nolato AB Class B                                          2,054     90,201
    NP3 Fastigheter AB                                         2,119     12,520
    Opus Group AB                                             18,472     16,121
    Oriflame Holding AG                                        2,508     96,283
    Pandox AB                                                  2,067     37,180
    Peab AB                                                   11,220    131,703
    Platzer Fastigheter Holding AB Class B                     1,959     12,613
    Proact IT Group AB                                           775     19,820
#*  Qliro Group AB                                             9,126     18,778
    Ratos AB Class B                                          22,672    108,308
*   RaySearch Laboratories AB                                  1,416     34,659
#   Recipharm AB Class B                                       2,773     33,312
    Rezidor Hotel Group AB                                     7,735     29,810
    Saab AB Class B                                            1,396     64,774
    Sagax AB Class B                                           4,140     51,993
*   SAS AB                                                     7,999     19,120
    Scandi Standard AB                                         3,865     27,639
    Scandic Hotels Group AB                                    6,463     89,860
    Sectra AB Class B                                          1,190     22,477
    SkiStar AB                                                 1,500     33,353
*   SSAB AB Class A                                            3,811     19,408
*   SSAB AB Class B(B17H3F6)                                       1          4
*   SSAB AB Class B(BPRBWM6)                                  21,565     89,387
    Sweco AB Class B                                           4,633    113,152
    Systemair AB                                               1,332     22,609
    Thule Group AB                                             6,029    117,329
    VBG Group AB Class B                                       1,326     22,340
    Victoria Park AB Class B                                  11,569     39,373
    Vitrolife AB                                               1,018     82,461
    Wallenstam AB Class B                                     11,522    117,305
    Wihlborgs Fastigheter AB                                   6,549    159,301
                                                                     ----------
TOTAL SWEDEN                                                          6,761,369
                                                                     ----------
SWITZERLAND -- (3.9%)
    Allreal Holding AG                                         1,000    181,829
    ALSO Holding AG                                              510     66,693
    ams AG                                                     4,508    324,876
    APG SGA SA                                                    86     38,791
*   Arbonia AG                                                 3,234     61,531
    Aryzta AG                                                  4,675    150,231
    Ascom Holding AG                                           3,915     77,537
    Autoneum Holding AG                                          308     74,012
    Bachem Holding AG Class B                                    343     37,980
    Bank Cler AG                                                 580     26,061
    Banque Cantonale de Geneve                                   170     28,047
    Banque Cantonale Vaudoise                                    150    108,525
    Belimo Holding AG                                             33    136,829
    Bell Food Group AG                                           140     64,425
    Bellevue Group AG                                            382      7,642

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
#   Berner Kantonalbank AG                                         355 $ 67,239
    BFW Liegenschaften AG                                          329   15,597
    BKW AG                                                       1,235   70,372
    Bobst Group SA                                                 800   89,068
    Bossard Holding AG Class A                                     359   77,634
    Bucher Industries AG                                           430  143,383
#   Burckhardt Compression Holding AG                              171   50,790
    Burkhalter Holding AG                                          185   26,211
    Cembra Money Bank AG                                         2,017  180,935
    Cham Paper Holding AG                                           34   13,920
    Cie Financiere Tradition SA                                     68    6,248
    Coltene Holding AG                                             250   25,861
    Conzzeta AG                                                     92   96,277
    Daetwyler Holding AG                                           502   82,048
    DKSH Holding AG                                              1,553  122,210
    dormakaba Holding AG                                           194  172,920
*   Dottikon Es Holding AG                                          12   10,917
    EFG International AG                                         8,776   65,165
    Emmi AG                                                        195  137,386
    Energiedienst Holding AG                                     1,000   27,303
#*  Evolva Holding SA                                           41,705   19,843
    Feintool International Holding AG                               84   10,258
    Flughafen Zurich AG                                          1,310  334,101
    Forbo Holding AG                                               139  211,049
    GAM Holding AG                                              16,335  257,538
    Georg Fischer AG                                               269  305,945
    Gurit Holding AG                                                25   30,040
    Helvetia Holding AG                                            478  267,166
    Hiag Immobilien Holding AG                                     507   62,740
#   HOCHDORF Holding AG                                             77   23,089
    Huber & Suhner AG                                            1,285   91,578
    Hypothekarbank Lenzburg AG                                       3   14,084
    Implenia AG                                                  1,296   95,845
    Inficon Holding AG                                             149   81,714
    Interroll Holding AG                                            59   77,359
    Intershop Holding AG                                            77   38,082
    Jungfraubahn Holding AG                                        263   31,011
    Kardex AG                                                      792   87,292
    Komax Holding AG                                               318   92,888
    Kudelski SA                                                  4,680   74,513
    LEM Holding SA                                                  41   49,606
    Liechtensteinische Landesbank AG                               783   39,595
    Logitech International SA                                   10,282  373,185
    Luzerner Kantonalbank AG                                       219   98,476
    MCH Group AG                                                   159   12,627
    Metall Zug AG Class B                                           19   79,502
#*  Meyer Burger Technology AG                                  34,979   54,963
    Mobilezone Holding AG                                        2,585   37,423
    Mobimo Holding AG                                              629  179,560
    OC Oerlikon Corp. AG                                        12,397  181,380
*   Orascom Development Holding AG                                 935    6,508
    Orior AG                                                       485   36,158
#   Panalpina Welttransport Holding AG                             762   96,475

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Phoenix Mecano AG                                             71 $   41,306
    Plazza AG Class A                                             84     19,973
    PSP Swiss Property AG                                      2,405    218,829
    Rieter Holding AG                                            282     65,309
#   Romande Energie Holding SA                                    27     36,435
*   Schmolz + Bickenbach AG                                   47,389     43,567
    Schweiter Technologies AG                                     84    110,553
    SFS Group AG                                               1,070    121,723
    Siegfried Holding AG                                         420    122,140
    St Galler Kantonalbank AG                                    198     88,196
    Sulzer AG                                                  1,065    119,481
    Sunrise Communications Group AG                            1,815    143,138
    Swiss Prime Site AG                                          775     69,961
    Swissquote Group Holding SA                                  990     28,512
    Tamedia AG                                                   249     38,371
    Tecan Group AG                                               861    160,580
    Temenos Group AG                                           3,300    318,999
    Thurgauer Kantonalbank                                       118     12,288
    u-blox Holding AG                                            460     91,345
    Valiant Holding AG                                         1,787    210,646
    Valora Holding AG                                            265     87,965
    Vaudoise Assurances Holding SA                                95     52,849
    Vetropack Holding AG                                          24     50,678
*   Von Roll Holding AG                                        1,435      2,155
    Vontobel Holding AG                                        1,933    128,592
    VP Bank AG                                                   130     16,373
    VZ Holding AG                                                198     63,768
    Walliser Kantonalbank                                        399     39,300
    Warteck Invest AG                                              8     16,217
#   Ypsomed Holding AG                                           227     35,444
    Zehnder Group AG                                             909     31,911
#   Zug Estates Holding AG Class B                                19     36,375
    Zuger Kantonalbank AG                                         13     71,856
                                                                     ----------
TOTAL SWITZERLAND                                                     9,012,921
                                                                     ----------
UNITED KINGDOM -- (16.3%)
    4imprint Group P.L.C.                                      3,231     67,348
    888 Holdings P.L.C.                                       11,036     37,497
    A.G. Barr P.L.C.                                           6,780     53,588
    AA P.L.C.                                                 46,430    149,617
    Aberdeen Asset Management P.L.C.                          52,002    226,048
    Acacia Mining P.L.C.                                      12,404     28,535
    Aggreko P.L.C.                                            18,643    208,413
*   Aldermore Group P.L.C.                                    17,252     49,385
    Amec Foster Wheeler P.L.C.                                60,935    357,440
    Anglo Pacific Group P.L.C.                                21,303     32,919
    Anglo-Eastern Plantations P.L.C.                           1,293     14,417
    Arrow Global Group P.L.C.                                 12,003     69,225
    Ascential P.L.C.                                          13,319     63,204
    Ashmore Group P.L.C.                                      29,843    141,674
    Auto Trader Group P.L.C.                                  29,933    151,175
    AVEVA Group P.L.C.                                         1,910     50,003
    Avon Rubber P.L.C.                                         3,999     52,811

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    B&M European Value Retail SA                                39,895 $189,604
    Balfour Beatty P.L.C.                                      117,948  410,570
    BBA Aviation P.L.C.                                         94,726  374,634
    Beazley P.L.C.                                              34,508  233,208
    Bellway P.L.C.                                              19,128  805,454
    Berendsen P.L.C.                                            11,728  197,282
    BGEO Group P.L.C.                                            3,162  143,903
    Bloomsbury Publishing P.L.C.                                 3,174    7,526
    Bodycote P.L.C.                                             18,200  218,488
    Booker Group P.L.C.                                        106,110  269,462
    Bovis Homes Group P.L.C.                                    21,285  284,159
    Brewin Dolphin Holdings P.L.C.                              47,836  226,720
    Britvic P.L.C.                                              17,591  165,651
*   BTG P.L.C.                                                  21,570  187,514
*   Cairn Energy P.L.C.                                         56,086  133,153
*   Cambian Group P.L.C.                                         9,466   24,400
    Cape P.L.C.                                                 15,327   52,851
    Capital & Counties Properties P.L.C.                        51,159  194,473
*   Carclo P.L.C.                                                5,442   12,073
    Card Factory P.L.C.                                         13,176   53,232
#   Carillion P.L.C.                                            70,562   52,837
    Carr's Group P.L.C.                                          4,336    8,155
    Castings P.L.C.                                              4,744   28,962
    Centamin P.L.C.                                             92,292  202,431
    Charles Taylor P.L.C.                                        2,461    7,776
    Chemring Group P.L.C.                                       26,505   62,622
    Chesnara P.L.C.                                             11,741   59,114
    Cineworld Group P.L.C.                                      17,346  157,712
*   Circassia Pharmaceuticals P.L.C.                            12,752   14,905
#   Clarkson P.L.C.                                              2,050   72,357
    Close Brothers Group P.L.C.                                 26,209  532,906
    CLS Holdings P.L.C.                                         15,670   44,010
    Cobham P.L.C.                                              128,320  224,775
    Communisis P.L.C.                                            4,956    3,113
    Computacenter P.L.C.                                         6,264   73,100
    Connect Group P.L.C.                                        19,192   28,109
    Consort Medical P.L.C.                                       5,235   73,566
    Costain Group P.L.C.                                         4,524   27,969
    Countrywide P.L.C.                                           6,154   12,505
    Cranswick P.L.C.                                             7,725  295,763
    Crest Nicholson Holdings P.L.C.                             19,442  138,044
*   CYBG P.L.C.                                                  5,869   20,674
    Daejan Holdings P.L.C.                                         897   77,158
    Daily Mail & General Trust P.L.C.                           47,478  399,309
    Dairy Crest Group P.L.C.                                    23,544  184,279
    De La Rue P.L.C.                                             9,274   81,639
    Debenhams P.L.C.                                           107,504   60,994
    Dechra Pharmaceuticals P.L.C.                                2,643   61,840
    Devro P.L.C.                                                20,658   58,848
*   Dialight P.L.C.                                              1,573   18,771
    Dignity P.L.C.                                               4,062  136,583
    Diploma P.L.C.                                              18,131  258,011
    Domino's Pizza Group P.L.C.                                 31,038  109,078

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Drax Group P.L.C.                                           41,675 $175,109
    DS Smith P.L.C.                                             75,229  479,219
    Dunelm Group P.L.C.                                          3,275   26,024
*   EI Group P.L.C.                                             52,669   98,916
    Electrocomponents P.L.C.                                    75,355  616,744
    Elementis P.L.C.                                            82,290  321,657
*   EnQuest P.L.C.                                              97,519   43,290
    Entertainment One, Ltd.                                      3,646   11,464
    Equiniti Group P.L.C.                                        8,431   29,237
#   Essentra P.L.C.                                             22,437  158,336
    esure Group P.L.C.                                          19,941   77,895
    Euromoney Institutional Investor P.L.C.                      6,853  100,172
*   Evraz P.L.C.                                                23,503   73,864
    FDM Group Holdings P.L.C.                                    3,605   43,698
    Fenner P.L.C.                                               33,920  154,127
    Ferrexpo P.L.C.                                             14,004   43,989
    Fidessa Group P.L.C.                                         4,851  144,761
*   Findel P.L.C.                                                2,049    4,896
*   Firstgroup P.L.C.                                          121,150  184,753
*   Flybe Group P.L.C.                                           9,733    4,813
    Foxtons Group P.L.C.                                        12,557   14,876
    Fuller Smith & Turner P.L.C. Class A                         3,070   41,215
*   Future P.L.C.                                                  897    3,770
    Galliford Try P.L.C.                                         6,258  111,903
    Games Workshop Group P.L.C.                                  3,052   64,562
*   Gem Diamonds, Ltd.                                           5,200    5,646
    Genus P.L.C.                                                10,168  231,340
    Go-Ahead Group P.L.C.                                        7,103  168,323
*   Gocompare.Com Group P.L.C.                                  37,856   56,488
    Grafton Group P.L.C.                                        15,253  154,481
    Grainger P.L.C.                                             38,356  133,086
    Greencore Group P.L.C.                                     117,880  347,937
    Greene King P.L.C.                                          25,834  233,376
    Greggs P.L.C.                                                6,546   95,000
    GVC Holdings P.L.C.                                         19,023  192,931
    Halfords Group P.L.C.                                       20,896   91,930
    Halma P.L.C.                                                34,384  498,381
    Hays P.L.C.                                                241,578  531,260
    Headlam Group P.L.C.                                         9,124   70,784
    Helical P.L.C.                                              12,533   57,181
    Henry Boot P.L.C.                                            6,295   25,093
    Hill & Smith Holdings P.L.C.                                12,829  226,746
    Hilton Food Group P.L.C.                                     5,673   50,608
    Hiscox, Ltd.                                                18,950  324,666
    Hochschild Mining P.L.C.                                    22,160   92,590
    HomeServe P.L.C.                                            15,375  146,967
    Howden Joinery Group P.L.C.                                108,138  606,531
*   Hunting P.L.C.                                              22,558  139,611
    Huntsworth P.L.C.                                           34,607   33,665
    Ibstock P.L.C.                                               7,178   24,162
    IG Group Holdings P.L.C.                                    21,847  183,506
*   Imagination Technologies Group P.L.C.                       16,416   31,246
    IMI P.L.C.                                                  13,412  212,988

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C.                                             29,062 $308,068
    Indivior P.L.C.                                             46,178  233,763
    Inmarsat P.L.C.                                             22,293  228,151
    Intermediate Capital Group P.L.C.                           15,943  190,632
    International Personal Finance P.L.C.                       19,163   47,964
    Interserve P.L.C.                                           22,564   67,145
*   IP Group P.L.C.(B128J45)                                    38,998   73,234
    IP Group P.L.C.(BZ3T570)                                     3,000       99
    ITE Group P.L.C.                                            43,356  103,447
    IWG P.L.C.                                                  40,642  176,090
    J D Wetherspoon P.L.C.                                      12,668  170,935
*   Jackpotjoy P.L.C.                                            6,049   53,842
    James Fisher & Sons P.L.C.                                   7,776  160,965
    Jardine Lloyd Thompson Group P.L.C.                         23,553  368,753
    JD Sports Fashion P.L.C.                                    17,986   85,018
*   Jimmy Choo P.L.C.                                            4,140   12,492
    John Laing Group P.L.C.                                      1,590    6,562
    John Menzies P.L.C.                                         12,496  115,600
    John Wood Group P.L.C.                                      26,138  210,948
    Jupiter Fund Management P.L.C.                              28,851  202,991
    Just Group P.L.C.                                           20,005   38,802
*   KAZ Minerals P.L.C.                                         22,228  210,536
    KCOM Group P.L.C.                                           82,289   99,630
    Keller Group P.L.C.                                         10,322  120,032
    Kier Group P.L.C.                                           17,289  293,831
    Ladbrokes Coral Group P.L.C.                                65,974  110,093
    Laird P.L.C.                                                58,804  116,030
*   Lamprell P.L.C.                                             23,029   30,084
    Lancashire Holdings, Ltd.                                   19,067  182,942
*   Lonmin P.L.C.                                               19,216   20,979
    Lookers P.L.C.                                              32,633   47,270
    Low & Bonar P.L.C.                                          24,496   27,798
    LSL Property Services P.L.C.                                 4,553   15,261
    Macfarlane Group P.L.C.                                      6,000    4,691
    Man Group P.L.C.                                           121,260  255,995
    Management Consulting Group P.L.C.                          25,424    2,572
    Marshalls P.L.C.                                            15,859   80,275
    Marston's P.L.C.                                            65,670  100,542
    McBride P.L.C.                                              18,210   45,415
    McColl's Retail Group P.L.C.                                   626    1,928
    Mears Group P.L.C.                                          15,610  101,794
    Meggitt P.L.C.                                              52,690  349,717
    Melrose Industries P.L.C.                                  126,503  387,862
    Millennium & Copthorne Hotels P.L.C.                        18,286  110,409
    Mitchells & Butlers P.L.C.                                  21,406   68,240
    Mitie Group P.L.C.                                          51,892  182,389
    Moneysupermarket.com Group P.L.C.                           28,409  124,384
    Morgan Advanced Materials P.L.C.                            49,788  196,589
    Morgan Sindall Group P.L.C.                                  4,332   78,288
*   Mothercare P.L.C.                                           13,728   18,423
    N Brown Group P.L.C.                                        13,947   57,438
    National Express Group P.L.C.                               64,577  310,398
    NCC Group P.L.C.                                            13,259   33,891

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
*   New World Resources P.L.C. Class A                           1,390 $      1
    NEX Group P.L.C.                                            19,596  172,322
    Northgate P.L.C.                                            15,578   88,854
*   Nostrum Oil & Gas P.L.C.                                     1,582    8,446
    Novae Group P.L.C.                                           5,019   46,742
#*  Ocado Group P.L.C.                                          17,401   69,128
    OneSavings Bank P.L.C.                                      11,462   59,635
*   Ophir Energy P.L.C.                                         80,346   77,343
    Oxford Instruments P.L.C.                                    6,049   83,435
    Pagegroup P.L.C.                                            20,378  131,724
    Paragon Group of Cos. P.L.C. (The)                          15,778   90,097
    PayPoint P.L.C.                                              3,824   45,190
*   Paysafe Group P.L.C.                                        36,482  283,948
    Pendragon P.L.C.                                           128,518   50,803
    Pennon Group P.L.C.                                         28,152  299,228
*   Petra Diamonds, Ltd.                                        85,892  108,269
    Petrofac, Ltd.                                               9,400   55,542
*   Petropavlovsk P.L.C.                                       187,340   18,106
    Pets at Home Group P.L.C.                                   24,581   52,773
    Phoenix Group Holdings                                      24,762  249,377
    Photo-Me International P.L.C.                               34,216   73,950
    Playtech P.L.C.                                             15,534  196,855
    Polypipe Group P.L.C.                                       12,946   68,643
    Porvair P.L.C.                                               3,669   24,636
*   Premier Foods P.L.C.                                        58,728   30,420
#*  Premier Oil P.L.C.                                          47,354   37,884
*   Punch Taverns P.L.C.                                         2,054    4,803
*   PureTech Health P.L.C.                                       6,937   12,640
    PZ Cussons P.L.C.                                           19,655   94,156
    QinetiQ Group P.L.C.                                        35,800  113,868
    Rank Group P.L.C.                                           17,299   53,424
    Rathbone Brothers P.L.C.                                     6,306  222,279
*   Raven Russia, Ltd.                                          13,465    8,624
    Redrow P.L.C.                                               35,944  280,880
    Renewi P.L.C.                                              108,447  131,548
    Renishaw P.L.C.                                              6,328  347,826
*   Renold P.L.C.                                               15,469   10,913
    Rentokil Initial P.L.C.                                     94,387  361,739
    Restaurant Group P.L.C. (The)                               21,002   92,651
    Ricardo P.L.C.                                               6,638   67,615
    Rightmove P.L.C.                                             6,175  342,550
    RM P.L.C.                                                    5,224   11,924
    Robert Walters P.L.C.                                        3,752   23,459
    Rotork P.L.C.                                               85,396  260,856
    RPC Group P.L.C.                                            48,161  569,444
    RPS Group P.L.C.                                            23,564   84,766
    Saga P.L.C.                                                 33,890   93,333
    Savills P.L.C.                                              11,250  135,666
    SDL P.L.C.                                                   7,940   67,379
    Senior P.L.C.                                               73,313  240,509
*   Serco Group P.L.C.                                         105,382  154,286
    Servelec Group P.L.C.                                        2,242    8,536
    Severfield P.L.C.                                            6,026    5,895

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    SIG P.L.C.                                                  91,484 $199,826
    Soco International P.L.C.                                   14,452   23,107
    Softcat P.L.C.                                               5,929   31,201
    Spectris P.L.C.                                             20,439  663,398
    Speedy Hire P.L.C.                                          25,705   18,481
    Spirax-Sarco Engineering P.L.C.                              4,752  348,792
    Spire Healthcare Group P.L.C.                                4,159   18,918
    Spirent Communications P.L.C.                               96,646  150,913
*   Sportech P.L.C.                                             13,686   17,879
*   Sports Direct International P.L.C.                          10,473   52,398
    SSP Group P.L.C.                                            20,941  140,766
    St. Ives P.L.C.                                              3,000    2,177
    St. Modwen Properties P.L.C.                                27,334  129,229
    Stagecoach Group P.L.C.                                     22,281   52,997
    Sthree P.L.C.                                                8,744   36,692
    Stobart Group, Ltd.                                         20,228   73,482
    Stock Spirits Group P.L.C.                                   8,910   19,166
    SuperGroup P.L.C.                                            3,746   74,074
    Synthomer P.L.C.                                            47,358  306,065
    T Clarke P.L.C.                                              3,989    4,560
#   TalkTalk Telecom Group P.L.C.                               32,034   75,978
    Tarsus Group P.L.C.                                          4,955   19,604
    Tate & Lyle P.L.C.                                          63,892  566,541
    Ted Baker P.L.C.                                             4,590  152,322
    Telecom Plus P.L.C.                                          9,318  140,809
    Thomas Cook Group P.L.C.                                   133,576  193,525
    Topps Tiles P.L.C.                                          10,400   11,362
    TP ICAP P.L.C.                                              37,277  239,198
    Travis Perkins P.L.C.                                       18,894  378,416
    Trifast P.L.C.                                               8,353   24,422
    Trinity Mirror P.L.C.                                       33,660   46,424
    TT Electronics P.L.C.                                       10,027   28,131
*   Tullow Oil P.L.C.                                          242,733  539,875
    U & I Group P.L.C.                                          12,900   32,013
    UBM P.L.C.                                                  26,254  250,686
    UDG Healthcare P.L.C.                                       22,714  253,593
    Ultra Electronics Holdings P.L.C.                           11,459  316,710
*   Vectura Group P.L.C.                                        48,154   72,432
    Vedanta Resources P.L.C.                                     2,017   20,486
    Vesuvius P.L.C.                                             23,643  169,457
    Victrex P.L.C.                                              14,376  374,142
    Virgin Money Holdings UK P.L.C.                             17,740   66,748
    Vitec Group P.L.C. (The)                                     2,000   26,599
*   Volex P.L.C.                                                 1,534    1,235
    Volution Group P.L.C.                                        3,055    7,660
    Vp P.L.C.                                                      404    4,514
    Weir Group P.L.C. (The)                                     11,222  271,623
    WH Smith P.L.C.                                              7,855  182,482
    William Hill P.L.C.                                         62,704  207,247
    Wilmington P.L.C.                                            6,879   21,591
    Wincanton P.L.C.                                            11,886   40,332
*   Wizz Air Holdings P.L.C.                                       622   21,349
    Xaar P.L.C.                                                 10,372   57,835

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
UNITED KINGDOM -- (Continued)
      XP Power, Ltd.                                        1,056 $     36,712
      ZPG P.L.C.                                           15,077       72,633
                                                                  ------------
TOTAL UNITED KINGDOM                                                37,676,338
                                                                  ------------
UNITED STATES -- (0.1%)
*     Janus Henderson Group P.L.C.                          4,168      137,661
                                                                  ------------
TOTAL COMMON STOCKS                                                209,292,461
                                                                  ------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
*     Biotest AG                                            1,565       42,556
      Draegerwerk AG & Co. KGaA                               931      100,165
      Fuchs Petrolub SE                                     3,680      218,465
      Jungheinrich AG                                       3,600      142,855
#     Sartorius AG                                          1,804      170,505
      Sixt SE                                               1,265       71,848
      STO SE & Co. KGaA                                       272       38,412
                                                                  ------------
TOTAL GERMANY                                                          784,806
                                                                  ------------
TOTAL PREFERRED STOCKS                                                 784,806
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Link Administration Holdings, Ltd. Rights
        07/17/17                                            7,556           --
                                                                  ------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                          2,073           --
                                                                  ------------
CANADA -- (0.0%)
*     QLT, Inc. Warrants 11/23/17                           5,800           --
*     QLT, Inc. Warrants 11/23/17 Class A                   5,800           --
                                                                  ------------
TOTAL CANADA                                                                --
                                                                  ------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                       13,101           --
                                                                  ------------
TOTAL RIGHTS/WARRANTS                                                       --
                                                                  ------------
TOTAL INVESTMENT SECURITIES                                        210,077,267
                                                                  ------------

                                                                    VALUE+
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund                    1,763,271   20,404,571
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $199,654,775)^^               $230,481,838
                                                                  ============

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia                               -- $ 12,616,591   --    $ 12,616,591
   Austria                                 --    3,191,039   --       3,191,039
   Belgium                                 --    3,621,736   --       3,621,736
   Canada                         $20,087,588       10,582   --      20,098,170
   China                                   --       51,392   --          51,392
   Denmark                                 --    4,001,062   --       4,001,062
   Finland                                 --    4,803,852   --       4,803,852
   France                              61,303   10,805,312   --      10,866,615
   Germany                             46,807   12,289,711   --      12,336,518
   Hong Kong                           24,005    6,317,650   --       6,341,655
   Ireland                                 --    1,187,060   --       1,187,060
   Israel                              35,982    1,965,471   --       2,001,453
   Italy                                   --    8,884,659   --       8,884,659
   Japan                                   --   49,021,697   --      49,021,697
   Netherlands                        195,538    4,569,395   --       4,764,933
   New Zealand                             --    1,929,954   --       1,929,954
   Norway                                  --    2,132,192   --       2,132,192
   Peru                                    --           15   --              15
   Portugal                                --      774,154   --         774,154
   Singapore                               --    2,510,881   --       2,510,881
   Spain                                1,758    4,566,786   --       4,568,544
   Sweden                              25,778    6,735,591   --       6,761,369
   Switzerland                             --    9,012,921   --       9,012,921
   United Kingdom                          --   37,676,338   --      37,676,338
   United States                           --      137,661   --         137,661
Preferred Stocks
   Germany                                 --      784,806   --         784,806
Securities Lending Collateral              --   20,404,571   --      20,404,571
                                  ----------- ------------   --    ------------
TOTAL                             $20,478,759 $210,003,079   --    $230,481,838
                                  =========== ============   ==    ============

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (4.4%)
Federal Home Loan Bank
       1.750%, 12/14/18                                      3,255  $ 3,272,538
       1.250%, 01/16/19                                      3,000    2,995,974
       1.375%, 05/28/19                                      1,000      999,953
       1.625%, 06/14/19                                      1,200    1,203,985
Federal National Mortgage Association
       1.125%, 10/19/18                                      1,200    1,197,204
       1.125%, 12/14/18                                        500      498,519
       1.375%, 01/28/19                                        500      500,175
                                                                    -----------
TOTAL AGENCY OBLIGATIONS                                             10,668,348
                                                                    -----------
BONDS -- (85.5%)
African Development Bank
       1.625%, 10/02/18                                        500      501,042
#      1.000%, 11/02/18                                        500      497,368
Agence Francaise de Developpement
       1.375%, 08/02/19                                        400      396,694
Apple, Inc.
       1.000%, 05/03/18                                        900      897,477
       1.550%, 02/08/19                                      2,044    2,045,204
       1.700%, 02/22/19                                        500      501,635
Apple, Inc. Floating Rate Note
(r)    1.561%, 05/03/18                                        300      300,668
(r)    1.259%, 02/08/19                                      1,500    1,501,137
(r)    1.479%, 05/06/19                                      1,300    1,306,180
Asian Development Bank
       0.875%, 04/26/18                                        500      498,417
Australia & New Zealand Banking Group, Ltd.
       1.600%, 07/15/19                                        500      497,842
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)    1.744%, 01/16/18                                        550      550,900
(r)##  1.930%, 11/16/18                                      1,500    1,511,049
Bank Nederlandse Gemeenten NV
##     1.000%, 02/12/18                                        200      199,630
       1.375%, 03/19/18                                        500      499,902
##     1.125%, 05/25/18                                        500      498,730
##     1.000%, 09/20/18                                        500      497,150
       1.375%, 01/28/19                                      1,300    1,296,387
##     1.500%, 02/15/19                                        200      199,812
       1.875%, 06/11/19                                      1,394    1,400,747
Bank of Montreal
       1.400%, 09/11/17                                        500      500,024
Bank of Montreal Floating Rate Note
(r)    1.682%, 09/01/17                                      1,300    1,300,558
(r)    1.904%, 04/09/18                                      1,000    1,003,107
Bank of Nova Scotia (The)
       2.050%, 10/30/18                                      2,350    2,361,712

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Bank of Nova Scotia (The) Floating Rate Note
(r)    1.698%, 06/11/18                                         414  $  415,283
Berkshire Hathaway Finance Corp.
       1.450%, 03/07/18                                       2,375   2,376,976
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)    1.604%, 01/12/18                                       2,000   2,002,992
Berkshire Hathaway, Inc. Floating Rate Note
(r)    1.329%, 08/06/18                                         585     585,650
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19                                       1,000     998,640
       1.500%, 01/28/19                                       2,100   2,096,623
Caisse d'Amortissement de la Dette Sociale Floating Rate Note
(r)##  1.626%, 03/15/18                                         500     499,899
Caisse des Depots et Consignations
       1.250%, 06/04/18                                       1,000     996,993
Chevron Corp.
       1.365%, 03/02/18                                         200     199,950
       1.790%, 11/16/18                                         334     335,280
#      1.686%, 02/28/19                                         130     130,344
       1.561%, 05/16/19                                       1,700   1,699,753
Chevron Corp. Floating Rate Note
(r)    1.680%, 05/16/18                                         497     498,859
(r)    1.690%, 11/16/18                                         987     993,186
Cisco Systems, Inc.
       1.650%, 06/15/18                                       3,530   3,536,428
       2.125%, 03/01/19                                       1,950   1,968,285
Coca-Cola Co. (The)
       1.650%, 11/01/18                                         181     181,516
Commonwealth Bank of Australia
       1.900%, 09/18/17                                       1,550   1,550,604
###    1.375%, 09/06/18                                       1,868   1,862,523
       1.750%, 11/02/18                                         500     500,291
       2.250%, 03/13/19                                         436     439,374
Commonwealth Bank of Australia Floating Rate Note
(r)##  2.101%, 11/02/18                                         925     932,320
#(r)   2.306%, 03/15/19                                       1,500   1,518,019
Cooperatieve Rabobank UA
       1.700%, 03/19/18                                         500     500,684
       2.250%, 01/14/19                                       4,630   4,672,064
Council Of Europe Development Bank
       1.000%, 02/04/19                                       1,100   1,091,629
#      1.500%, 05/17/19                                       3,500   3,500,157
Erste Abwicklungsanstalt
       1.625%, 02/21/19                                       1,400   1,398,188

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
European Bank for Reconstruction & Development
        1.625%, 11/15/18                                      1,400  $1,402,531
European Investment Bank
        1.125%, 08/15/18                                      1,500   1,495,770
        1.625%, 12/18/18                                        900     902,167
        1.875%, 03/15/19                                        500     503,119
        2.125%, 03/15/19                                        771     778,799
        1.250%, 05/15/19                                      3,200   3,185,840
Export Development Canada
        1.500%, 10/03/18                                      1,250   1,251,229
        1.000%, 11/01/18                                        500     497,447
Exxon Mobil Corp.
        1.439%, 03/01/18                                      2,100   2,102,071
        1.708%, 03/01/19                                      1,000   1,002,400
Exxon Mobil Corp. Floating Rate Note
(r)     1.800%, 02/28/18                                      1,911   1,917,968
(r)     1.252%, 03/01/18                                        200     200,020
General Electric Co.
        5.250%, 12/06/17                                      1,900   1,925,143
        5.625%, 05/01/18                                      2,197   2,264,936
General Electric Co. Floating Rate Note
(r)     1.449%, 08/07/18                                        400     400,866
(r)     1.814%, 01/14/19                                      1,050   1,056,747
Inter-American Development Bank Floating Rate Note
(r)     1.273%, 11/26/18                                      1,959   1,957,997
International Bank for Reconstruction & Development
        1.000%, 10/05/18                                        669     665,830
International Business Machines Corp.
#       5.700%, 09/14/17                                      1,667   1,675,087
Japan Finance Organization for Municipalities
        1.500%, 09/12/17                                      1,000     999,646
Kommunalbanken A.S.
        1.125%, 05/23/18                                        500     498,737
        2.125%, 03/15/19                                      2,950   2,975,901
        1.750%, 05/28/19                                        600     601,546
Kommunalbanken A.S. Floating Rate Note
(r)     1.352%, 02/20/18                                      1,000   1,000,870
Kommunekredit
        1.125%, 01/16/18                                      1,500   1,498,335
Kommuninvest I Sverige AB
        1.125%, 10/09/18                                      1,710   1,702,756
        1.000%, 11/13/18                                      1,000     994,185
Kommuninvest I Sverige AB Floating Rate Note
(r)     1.319%, 08/17/18                                      1,000   1,001,240

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Kreditanstalt fuer Wiederaufbau
        1.000%, 09/07/18                                      3,700  $3,684,501
        1.125%, 11/16/18                                        750     747,401
        1.500%, 02/06/19                                      2,000   2,001,280
        1.875%, 04/01/19                                        200     201,299
Landeskreditbank Baden-Wuerttemberg Foerderbank
        1.625%, 02/01/19                                        500     500,831
Manitoba, Province of Canada
        1.750%, 05/30/19                                        500     500,737
Merck & Co., Inc. Floating Rate Note
(r)     1.541%, 05/18/18                                      2,070   2,075,713
Microsoft Corp.
        1.300%, 11/03/18                                        749     748,318
        4.200%, 06/01/19                                        300     314,421
Municipality Finance P.L.C.
##      1.250%, 09/10/18                                      1,000     997,319
        1.250%, 09/10/18                                      2,600   2,593,029
        1.250%, 04/18/19                                        650     646,012
        1.750%, 05/21/19                                      2,000   2,005,000
National Australia Bank, Ltd.
        1.875%, 07/23/18                                        465     466,446
        2.250%, 07/01/19                                      1,000   1,007,771
National Australia Bank, Ltd. Floating Rate Note
#(r)##  1.953%, 07/23/18                                      2,150   2,160,384
(r)##   1.551%, 07/25/19                                      1,000     999,612
Nederlandse Waterschapsbank NV
        1.250%, 01/16/18                                        500     499,749
##      1.500%, 04/16/18                                      1,000   1,000,576
        0.875%, 07/13/18                                      1,000     994,712
##      1.500%, 01/23/19                                      1,700   1,698,669
        1.875%, 03/13/19                                      1,500   1,506,835
Nestle Holdings, Inc.
        1.375%, 07/24/18                                        600     598,866
Nordea Bank AB Floating Rate Note
(r)##   2.107%, 09/17/18                                      2,000   2,017,014
Nordic Investment Bank
        0.875%, 09/27/18                                      1,000     993,700
Oesterreichische Kontrollbank AG
        1.125%, 05/29/18                                        200     199,573
        1.625%, 03/12/19                                      2,500   2,502,722
        1.125%, 04/26/19                                        300     297,718
Ontario, Province of Canada
        3.000%, 07/16/18                                        500     507,139
        2.000%, 09/27/18                                        200     201,074
#       1.625%, 01/18/19                                      2,100   2,101,325
        2.000%, 01/30/19                                      2,200   2,213,413
        1.250%, 06/17/19                                      1,323   1,313,313

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Oracle Corp.
       2.375%, 01/15/19                                       1,787  $1,809,681
Oracle Corp. Floating Rate Note
(r)    1.884%, 01/15/19                                         328     330,457
Pfizer, Inc.
#      1.200%, 06/01/18                                       2,000   1,995,984
       2.100%, 05/15/19                                       1,513   1,528,678
Quebec, Province of Canada Floating Rate Note
(r)    1.587%, 07/21/19                                         800     803,298
Royal Bank of Canada
       1.500%, 06/07/18                                       1,400   1,398,765
       2.200%, 07/27/18                                       1,000   1,006,070
       1.800%, 07/30/18                                         431     432,017
       2.150%, 03/15/19                                       2,100   2,115,693
       1.625%, 04/15/19                                         500     498,957
Royal Bank of Canada Floating Rate Note
(r)    1.711%, 10/31/18                                       1,000   1,001,811
Sanofi
       1.250%, 04/10/18                                       1,000     998,890
Shell International Finance BV
       1.900%, 08/10/18                                       1,500   1,505,475
       1.625%, 11/10/18                                       1,895   1,896,146
Shell International Finance BV Floating Rate Note
(r)    1.765%, 11/10/18                                         440     442,829
State of North Rhine-Westphalia
       1.375%, 07/16/18                                         500     499,549
State of North Rhine-Westphalia Germany
       1.125%, 11/21/17                                       1,500   1,498,605
       1.875%, 06/17/19                                         300     301,081
State of North Rhine-Westphalia Germany Floating Rate Note
(r)    1.356%, 11/23/18                                       3,800   3,806,422
Statoil ASA
       3.125%, 08/17/17                                       1,660   1,661,021
       1.150%, 05/15/18                                       3,030   3,020,986
#      1.950%, 11/08/18                                       1,650   1,655,529
Statoil ASA Floating Rate Note
(r)    1.639%, 11/08/18                                         500     502,216
Svensk Exportkredit AB
       1.125%, 04/05/18                                       2,000   1,996,286
       1.250%, 04/12/19                                         500     497,362
       1.875%, 06/17/19                                       1,000   1,005,219
Svensk Exportkredit AB Floating Rate Note
(r)    1.401%, 10/04/18                                       3,000   3,002,001
Svenska Handelsbanken AB
       2.500%, 01/25/19                                       3,450   3,488,543
       2.250%, 06/17/19                                         300     302,346
Swedbank AB
##     2.375%, 02/27/19                                       1,225   1,234,591

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
Toronto-Dominion Bank (The)
#      1.450%, 09/06/18                                       600  $    599,450
       2.625%, 09/10/18                                     2,198     2,223,703
       1.950%, 01/22/19                                     3,450     3,464,811
Toronto-Dominion Bank (The) Floating Rate Note
(r)    2.153%, 01/22/19                                       500       505,030
Total Capital International SA
       2.125%, 01/10/19                                     1,000     1,007,916
Total Capital International SA Floating Rate Note
(r)    1.617%, 06/19/19                                       927       932,161
Total Capital SA
       2.125%, 08/10/18                                     1,593     1,603,896
Toyota Motor Credit Corp.
       1.700%, 01/09/19                                     1,397     1,399,719
       2.100%, 01/17/19                                       700       706,106
Toyota Motor Credit Corp. Floating Rate Note
(r)    1.682%, 04/06/18                                     2,111     2,115,826
(r)    1.764%, 07/13/18                                     1,500     1,506,142
(r)    1.412%, 08/15/18                                       500       501,039
(r)    1.694%, 01/17/19                                       236       237,004
USAA Capital Corp. Floating Rate Note
(r)##  1.541%, 02/01/19                                     3,420     3,425,386
Wal-Mart Stores, Inc.
       1.125%, 04/11/18                                     1,750     1,747,611
Westpac Banking Corp.
#      1.600%, 01/12/18                                       475       475,399
       2.250%, 07/30/18                                       300       301,887
       2.250%, 01/17/19                                     3,275     3,301,148
Westpac Banking Corp. Floating Rate Note
(r)    2.051%, 07/30/18                                     2,320     2,333,574
(r)    1.926%, 11/23/18                                       250       251,887
                                                                   ------------
TOTAL BONDS                                                         205,877,740
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (2.4%)
U.S. Treasury Notes
       1.250%, 11/15/18                                       225       224,859
       1.250%, 11/30/18                                       300       299,813
       1.250%, 12/31/18                                       500       499,688
       1.375%, 12/31/18                                     2,500     2,502,442
       1.125%, 01/15/19                                     1,000       997,305

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                         --------- ------------
      1.250%, 01/31/19                                       1,300 $  1,298,628
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                       5,822,735
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         222,368,823
                                                                   ------------
CERTIFICATES OF DEPOSIT -- (0.9%)
Nordea Bank AB
      1.560%, 03/07/19                                       1,000      999,683
      1.584%, 04/10/19                                       1,000      999,666
Nordea Bank Finland PLC
      1.610%, 05/02/18                                         300      299,373
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT                                         2,298,722
                                                                   ------------
COMMERCIAL PAPER -- (2.1%)
Bank of Nova Scotia (The)
      1.580%, 02/28/19                                       2,000    1,999,378
NRW Bank
##    1.250%, 09/21/17                                       1,500    1,497,398
Svenska Handelsbanken AB
      1.506%, 01/03/19                                         500      499,859
      1.581%, 02/12/19                                       1,000      999,697
                                                                   ------------
TOTAL COMMERCIAL PAPER                                                4,996,332
                                                                   ------------

                                                          SHARES
                                                         ---------
TEMPORARY CASH INVESTMENTS -- (3.0%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                        7,168,405    7,168,405
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund                       346,378    4,008,281
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $240,832,355)^^                $240,840,563
                                                                   ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
 Agency Obligations                        -- $ 10,668,348   --    $ 10,668,348
 Bonds                                     --  205,877,740   --     205,877,740
 U.S. Treasury Obligations                 --    5,822,735   --       5,822,735
 Certificates of Deposit                   --    2,298,722   --       2,298,722
 Commercial Paper                          --    4,996,332   --       4,996,332
 Temporary Cash Investments        $7,168,405           --   --       7,168,405
 Securities Lending Collateral             --    4,008,281   --       4,008,281
                                   ---------- ------------   --    ------------
 TOTAL                             $7,168,405 $233,672,158   --    $240,840,563
                                   ========== ============   ==    ============

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (98.5%)

AUSTRALIA -- (8.3%)
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20                                         1,000  $ 1,017,969
    2.550%, 11/23/21                                           500      502,681
Commonwealth Bank of Australia
    2.300%, 03/12/20                                           500      503,600
    2.400%, 11/02/20                                         3,000    3,025,881
##  2.000%, 09/06/21                                         2,000    1,971,004
##  2.750%, 03/10/22                                         1,312    1,329,221
National Australia Bank, Ltd.
    2.625%, 07/23/20                                         3,050    3,091,151
    1.875%, 07/12/21                                           500      491,364
    2.800%, 01/10/22                                         3,000    3,046,620
    2.500%, 05/22/22                                         1,587    1,584,762
Westpac Banking Corp.
    2.300%, 05/26/20                                         2,000    2,014,530
    2.100%, 05/13/21                                         1,200    1,191,986
    2.800%, 01/11/22                                         4,400    4,479,372
                                                                    -----------
TOTAL AUSTRALIA                                                      24,250,141
                                                                    -----------
AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
    1.500%, 10/21/20                                           939      930,258
    1.875%, 01/20/21                                         1,700    1,701,260
                                                                    -----------
TOTAL AUSTRIA                                                         2,631,518
                                                                    -----------
CANADA -- (19.7%)
Alberta, Province of Canada
##  1.750%, 08/26/20                                         3,000    2,987,133
    1.350%, 09/01/21                                   CAD   4,000    3,124,572
Bank of Montreal
    1.900%, 08/27/21                                         3,930    3,896,823
Bank of Nova Scotia (The)
    2.350%, 10/21/20                                         3,652    3,681,117
    2.450%, 03/22/21                                         1,667    1,681,720
    2.700%, 03/07/22                                         2,300    2,325,422
CPPIB Capital, Inc.
    2.250%, 01/25/22                                         1,500    1,512,540
##  2.250%, 01/25/22                                         2,000    2,016,720
Province of British Columbia Canada
    2.650%, 09/22/21                                           500      513,893
    3.250%, 12/18/21                                   CAD   2,500    2,109,765
Province of Manitoba Canada
    2.050%, 11/30/20                                         5,800    5,826,587
    1.550%, 09/05/21                                   CAD   2,000    1,574,895
Province of Ontario Canada
    2.500%, 09/10/21                                           928      943,173
    2.400%, 02/08/22                                         3,000    3,031,530
    3.150%, 06/02/22                                   CAD   1,700    1,427,264


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
Province of Quebec Canada
    2.375%, 01/31/22                                         5,500  $ 5,556,875
Royal Bank of Canada
    2.350%, 10/30/20                                         1,369    1,382,040
    2.500%, 01/19/21                                         1,500    1,518,652
    2.750%, 02/01/22                                         5,083    5,182,479
Toronto-Dominion Bank (The)
    2.500%, 12/14/20                                         1,800    1,827,841
    2.125%, 04/07/21                                         1,780    1,783,610
    1.800%, 07/13/21                                         2,000    1,978,314
    1.994%, 03/23/22                                   CAD   1,000      789,364
Total Capital Canada, Ltd.
    1.125%, 03/18/22                                   EUR   1,000    1,227,915
                                                                    -----------
TOTAL CANADA                                                         57,900,244
                                                                    -----------
DENMARK -- (1.9%)
Nordea Bank AB
##  2.500%, 09/17/20                                         3,500    3,539,259
##  2.250%, 05/27/21                                         2,000    1,993,960
                                                                    -----------
TOTAL DENMARK                                                         5,533,219
                                                                    -----------
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.375%, 09/21/21                                         1,000      974,290
OP Corporate Bank P.L.C.
    0.750%, 03/03/22                                   EUR     200      241,359
                                                                    -----------
TOTAL FINLAND                                                         1,215,649
                                                                    -----------
FRANCE -- (4.2%)
Agence Francaise de Developpement
    1.625%, 01/21/20                                         1,600    1,589,440
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21                                         1,800    1,803,962
    1.875%, 02/12/22                                           500      495,135
Dexia Credit Local SA
    1.875%, 09/15/21                                         1,000      980,238
French Republic Government Bond OAT
    3.000%, 04/25/22                                   EUR   1,000    1,359,311
    --%, 05/25/22                                      EUR   3,940    4,682,177
Sanofi
    4.000%, 03/29/21                                         1,306    1,391,425
                                                                    -----------
TOTAL FRANCE                                                         12,301,688
                                                                    -----------
GERMANY -- (2.7%)
Kreditanstalt fuer Wiederaufbau
    2.625%, 01/25/22                                         2,000    2,058,056
    2.125%, 03/07/22                                         5,000    5,034,590

VA GLOBAL BOND PORTFOLIO
CONTINUED



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GERMANY -- (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                           993  $   971,493
                                                                    -----------
TOTAL GERMANY                                                         8,064,139
                                                                    -----------
IRELAND -- (2.6%)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                         7,600    7,680,970
                                                                    -----------
NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
    1.625%, 04/19/21                                         4,800    4,745,933
##  2.375%, 02/01/22                                         3,000    3,041,430
Cooperatieve Rabobank UA
    4.500%, 01/11/21                                         1,000    1,077,639
    2.500%, 01/19/21                                         4,200    4,248,107
#   2.750%, 01/10/22                                         1,300    1,325,080
    4.000%, 01/11/22                                   EUR     850    1,171,529
    4.750%, 06/06/22                                   EUR     300      430,604
Nederlandse Waterschapsbank NV
    1.875%, 04/14/22                                         3,000    2,971,320
Shell International Finance BV
    2.125%, 05/11/20                                         2,200    2,217,622
    2.250%, 11/10/20                                         2,000    2,020,622
    1.750%, 09/12/21                                         4,000    3,951,376
    1.250%, 03/15/22                                   EUR     300      371,855
                                                                    -----------
TOTAL NETHERLANDS                                                    27,573,117
                                                                    -----------
NEW ZEALAND -- (0.0%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22                                   EUR     100      118,380
                                                                    -----------
NORWAY -- (3.3%)
Kommunalbanken A.S.
    1.625%, 02/10/21                                         1,458    1,445,578
    2.250%, 01/25/22                                         6,700    6,760,735
Statoil ASA
    2.900%, 11/08/20                                         1,500    1,539,020
                                                                    -----------
TOTAL NORWAY                                                          9,745,333
                                                                    -----------
SINGAPORE -- (1.8%)
Singapore Government Bond
    2.250%, 06/01/21                                   SGD   2,000    1,515,257
    1.750%, 04/01/22                                   SGD   2,500    1,862,598
Temasek Financial I, Ltd.
    0.500%, 03/01/22                                   EUR   1,470    1,758,530
                                                                    -----------
TOTAL SINGAPORE                                                       5,136,385
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Asian Development Bank
    1.625%, 03/16/21                                           333  $   330,865
Council Of Europe Development Bank
    1.625%, 03/16/21                                         1,000      991,575
European Investment Bank
#   1.625%, 12/15/20                                         2,500    2,487,925
    2.000%, 03/15/21                                         1,500    1,508,262
    1.625%, 06/15/21                                           600      594,953
    1.375%, 09/15/21                                         2,400    2,346,624
International Bank for Reconstruction & Development
    2.000%, 01/26/22                                           500      501,230
Nordic Investment Bank
    2.125%, 02/01/22                                         2,500    2,519,200
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         11,280,634
                                                                    -----------
SWEDEN -- (8.0%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22                                    SEK 52,000    6,325,975
Nordea Bank AB
    2.000%, 02/17/21                                    EUR    150      189,476
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22                                    EUR    300      356,490
Svensk Exportkredit AB
    1.750%, 08/28/20                                         3,300    3,296,304
    1.750%, 03/10/21                                         3,000    2,985,747
Svenska Handelsbanken AB
##  5.125%, 03/30/20                                         2,000    2,155,210
    2.400%, 10/01/20                                           500      506,247
#   2.450%, 03/30/21                                         1,703    1,714,821
Sweden Government Bond
    3.500%, 06/01/22                                    SEK 42,000    6,071,829
                                                                    -----------
TOTAL SWEDEN                                                         23,602,099
                                                                    -----------
UNITED STATES -- (31.5%) 3M Co.
    0.375%, 02/15/22                                    EUR    100      118,786
Alphabet, Inc.
    3.625%, 05/19/21                                         1,000    1,064,281
Apple, Inc.
    2.250%, 02/23/21                                         3,891    3,925,291
    2.850%, 05/06/21                                           500      515,210
    1.550%, 08/04/21                                         1,000      981,799
    2.500%, 02/09/22                                         1,700    1,723,681
Berkshire Hathaway Finance Corp.
#   4.250%, 01/15/21                                         1,000    1,078,617
Berkshire Hathaway, Inc.
#   2.200%, 03/15/21                                         5,310    5,362,468

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Chevron Corp.
     1.961%, 03/03/20                                         2,800  $2,812,639
     2.419%, 11/17/20                                           700     709,869
     2.411%, 03/03/22                                           500     505,001
     2.498%, 03/03/22                                         1,500   1,518,707
Cisco Systems, Inc.
     2.450%, 06/15/20                                         2,201   2,243,944
     2.200%, 02/28/21                                         1,500   1,512,260
Coca-Cola Co. (The)
     1.875%, 10/27/20                                         6,000   6,016,410
     3.300%, 09/01/21                                         1,000   1,050,763
     2.200%, 05/25/22                                           210     210,885
Colgate-Palmolive Co.
     2.300%, 05/03/22                                         3,487   3,516,884
Exxon Mobil Corp.
     1.912%, 03/06/20                                         1,074   1,078,654
     2.222%, 03/01/21                                         3,210   3,240,598
General Electric Co.
     0.375%, 05/17/22                                   EUR     700     828,920
International Business Machines Corp.
     1.625%, 05/15/20                                         2,000   1,991,394
     2.250%, 02/19/21                                         4,500   4,534,970
     2.500%, 01/27/22                                         1,000   1,013,654
Johnson & Johnson
     1.650%, 03/01/21                                         1,400   1,391,363
     2.250%, 03/03/22                                         1,200   1,214,717
Merck & Co., Inc.
     1.850%, 02/10/20                                         2,404   2,411,351
     3.875%, 01/15/21                                         1,500   1,591,722
     2.350%, 02/10/22                                         2,500   2,532,560
Microsoft Corp.
     2.000%, 11/03/20                                         1,000   1,007,226
     1.550%, 08/08/21                                         1,500   1,476,480
     2.400%, 02/06/22                                         3,621   3,667,914
Nestle Holdings, Inc.
     1.375%, 07/13/21                                         1,000     976,209
Oracle Corp.
     2.800%, 07/08/21                                         2,707   2,787,939
     1.900%, 09/15/21                                         3,500   3,480,743
   2.500%, 05/15/22                                             750     760,501
Pfizer, Inc.
     1.950%, 06/03/21                                         5,000   5,004,925
     5.750%, 06/03/21                                   EUR     500     719,430
     2.200%, 12/15/21                                         2,000   2,020,550
     0.250%, 03/06/22                                   EUR     500     592,398
Procter & Gamble Co. (The)
     1.850%, 02/02/21                                         2,307   2,305,221
     2.300%, 02/06/22                                         1,000   1,013,689
Roche Holdings, Inc.
     6.500%, 03/04/21                                   EUR     300     438,180

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Toyota Motor Credit Corp.
     2.150%, 03/12/20                                        1,300 $  1,310,205
     1.900%, 04/08/21                                        3,524    3,504,625
     2.750%, 05/17/21                                        2,000    2,046,728
     2.600%, 01/11/22                                        1,000    1,020,910
USAA Capital Corp.
##   2.000%, 06/01/21                                        1,000      988,292
Wal-Mart Stores, Inc.
     4.250%, 04/15/21                                          800      865,602
                                                                   ------------
TOTAL UNITED STATES                                                  92,685,165
                                                                   ------------
TOTAL BONDS                                                         289,718,681
                                                                   ------------
AGENCY OBLIGATIONS -- (0.2%)
Federal Home Loan Bank
     1.875%, 11/29/21                                          500      502,131
                                                                   ------------
TOTAL INVESTMENT
  SECURITIES                                                        290,220,812
                                                                   ------------
                                                           SHARES
                                                           -------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@ DFA Short Term Investment Fund                        341,730    3,954,504
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $292,050,694)^^                                              $294,175,316
                                                                   ============

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia                          --    $ 24,250,141    --    $ 24,250,141
   Austria                            --       2,631,518    --       2,631,518
   Canada                             --      57,900,244    --      57,900,244
   Denmark                            --       5,533,219    --       5,533,219
   Finland                            --       1,215,649    --       1,215,649
   France                             --      12,301,688    --      12,301,688
   Germany                            --       8,064,139    --       8,064,139
   Ireland                            --       7,680,970    --       7,680,970
   Netherlands                        --      27,573,117    --      27,573,117
   New Zealand                        --         118,380    --         118,380
   Norway                             --       9,745,333    --       9,745,333
   Singapore                          --       5,136,385    --       5,136,385
   Supranational Organization
     Obligations                      --      11,280,634    --      11,280,634
   Sweden                             --      23,602,099    --      23,602,099
   United States                      --      92,685,165    --      92,685,165
Agency Obligations                    --         502,131    --         502,131
Securities Lending Collateral         --       3,954,504    --       3,954,504
Forward Currency Contracts**          --      (1,049,754)   --      (1,049,754)
                                      --    ------------    --    ------------
TOTAL                                 --    $293,125,562    --    $293,125,562
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^^^
                                                           (000)      VALUE+
                                                         --------- ------------
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
   0.125%, 01/15/23                                         5,755  $  6,078,983
   0.375%, 07/15/23                                         7,690     8,184,032
   0.625%, 01/15/24                                         9,030     9,661,165
   0.125%, 07/15/24                                        10,150    10,337,286
   0.250%, 01/15/25                                         9,390     9,587,619
   2.375%, 01/15/25                                         5,235     7,777,031
   0.375%, 07/15/25                                        10,690    11,019,470
   0.625%, 01/15/26                                        10,250    10,684,739
   2.000%, 01/15/26                                         4,255     5,907,659
   0.125%, 07/15/26                                         9,150     9,065,678
   2.375%, 01/15/27                                         3,925     5,577,068
   1.750%, 01/15/28                                         3,730     4,883,883
   3.625%, 04/15/28                                         3,292     6,535,100
   2.500%, 01/15/29                                         4,200     5,788,285
   3.875%, 04/15/29                                         3,040     6,168,039
   3.375%, 04/15/32                                         1,420     2,702,699
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     119,958,736
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         119,958,736
                                                                   ------------

                                                          SHARES      VALUE+
                                                         --------- ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.940%                                  105,233       105,233
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $121,096,753)^^                $120,063,969
                                                                   ============

VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
CONTINUED



Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
U.S. Treasury Obligations                  -- $119,958,736   --    $119,958,736
Temporary Cash Investments           $105,233           --   --         105,233
                                     -------- ------------   --    ------------
TOTAL                                $105,233 $119,958,736   --    $120,063,969
                                     ======== ============   ==    ============

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                   1,880,622 $ 37,537,215
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                   1,299,487   17,712,008
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of
  DFA Investment Dimensions Group Inc.                   1,618,596   15,748,937
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc.                   1,454,040   15,747,253
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                     637,965   13,384,504
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     294,545    6,347,438
Investment in DFA Two-Year Global Fixed Income
  Portfolio of
  DFA Investment Dimensions Group Inc.                     631,189    6,292,951
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.                     613,946    6,292,951
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.                     104,223    2,685,828
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                      61,137    2,158,121
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.                     153,313    1,974,671
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $109,447,246)                                            125,881,877
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 0.940%
  (Cost $113,890)                                          113,890      113,890
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $109,561,136)^^             $125,995,767
                                                                   ============

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies       $125,881,877   --      --    $125,881,877
Temporary Cash Investments                 113,890   --      --         113,890
                                      ------------   --      --    ------------
TOTAL                                 $125,995,767   --      --    $125,995,767
                                      ============   ==      ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (92.4%)

Consumer Discretionary -- (17.8%)
*   Amazon.com, Inc.                                         57,868 $57,160,853
    Aramark                                                  63,200   2,519,152
    Brunswick Corp.                                           5,070     287,013
*   Burlington Stores, Inc.                                   9,770     850,283
#*  CarMax, Inc.                                             30,192   2,000,220
    Carter's, Inc.                                           15,796   1,369,987
    CBS Corp. Class B                                        76,728   5,051,004
    CBS Corp. Class A                                           700      46,263
#   Cinemark Holdings, Inc.                                  18,990     738,711
    Coach, Inc.                                              87,359   4,118,103
    Darden Restaurants, Inc.                                 49,578   4,158,603
    Delphi Automotive P.L.C.                                 45,022   4,070,889
*   DISH Network Corp. Class A                               36,846   2,359,249
    Dollar General Corp.                                     40,468   3,041,575
#   Dunkin' Brands Group, Inc.                                2,071     109,825
#   Gap, Inc. (The)                                          81,988   1,953,774
    Genuine Parts Co.                                        33,330   2,830,717
#   Hanesbrands, Inc.                                       138,918   3,184,001
#   Harley-Davidson, Inc.                                    88,754   4,319,657
    Hasbro, Inc.                                             53,117   5,624,028
    Hilton Worldwide Holdings, Inc.                          48,010   3,002,065
    Home Depot, Inc. (The)                                  256,987  38,445,255
    Interpublic Group of Cos., Inc. (The)                   169,089   3,654,013
    Las Vegas Sands Corp.                                    62,027   3,821,483
#   Leggett & Platt, Inc.                                    46,052   2,218,785
*   Live Nation Entertainment, Inc.                          72,132   2,688,360
    Lowe's Cos., Inc.                                       173,941  13,463,033
#*  Lululemon Athletica, Inc.                                 9,206     567,458
    Marriott International, Inc. Class A                     16,498   1,718,927
    McDonald's Corp.                                         15,927   2,470,915
*   Michael Kors Holdings, Ltd.                               3,970     144,667
    NIKE, Inc. Class B                                      171,428  10,122,823
#   Nordstrom, Inc.                                          61,859   3,004,492
*   NVR, Inc.                                                 1,441   3,761,644
#*  O'Reilly Automotive, Inc.                                17,670   3,609,981
#   Omnicom Group, Inc.                                     103,229   8,128,251
#   Polaris Industries, Inc.                                 25,316   2,269,833
    Pool Corp.                                               16,700   1,805,604
*   Priceline Group, Inc. (The)                               2,754   5,586,489
    Ross Stores, Inc.                                        63,156   3,493,790
#   Scripps Networks Interactive, Inc. Class A               34,195   2,988,985
#   Service Corp. International                              77,715   2,699,042
*   ServiceMaster Global Holdings, Inc.                      58,850   2,587,046
#   Six Flags Entertainment Corp.                             1,644      93,494
    Starbucks Corp.                                         295,135  15,931,387
#*  Tempur Sealy International, Inc.                         14,766     851,555
    Thor Industries, Inc.                                     6,848     721,437
#   Tiffany & Co.                                             1,368     130,658
    TJX Cos., Inc. (The)                                    123,874   8,709,581
#   Tractor Supply Co.                                       28,888   1,621,195
    Twenty-First Century Fox, Inc. Class A                    3,751     109,154

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
*   Ulta Salon Cosmetics & Fragrance, Inc.                  13,865 $  3,483,027
    Vail Resorts, Inc.                                      15,055    3,172,992
#   VF Corp.                                                27,876    1,733,608
    Walt Disney Co. (The)                                  168,155   18,485,279
#   Williams-Sonoma, Inc.                                   20,148      935,472
    Wyndham Worldwide Corp.                                 47,661    4,974,379
#   Wynn Resorts, Ltd.                                      43,166    5,583,090
    Yum! Brands, Inc.                                       12,200      920,856
                                                                   ------------
Total Consumer Discretionary                                        295,504,012
                                                                   ------------
Consumer Staples -- (10.7%)
    Altria Group, Inc.                                     400,943   26,049,267
#*  Blue Buffalo Pet Products, Inc.                         51,450    1,150,937
#   British American Tobacco P.L.C. Sponsored ADR                1           50
    Brown-Forman Corp. Class A                              15,971      823,145
#   Brown-Forman Corp. Class B                              85,765    4,236,791
    Campbell Soup Co.                                      133,322    7,043,401
#   Casey's General Stores, Inc.                            15,128    1,614,914
    Church & Dwight Co., Inc.                               76,735    4,093,812
    Clorox Co. (The)                                        57,182    7,633,225
    Coca-Cola Co. (The)                                    393,494   18,037,765
    Constellation Brands, Inc. Class A                      18,546    3,585,869
    Costco Wholesale Corp.                                  88,104   13,965,365
    Dr Pepper Snapple Group, Inc.                          118,620   10,813,399
    Estee Lauder Cos., Inc. (The) Class A                   20,027    1,982,473
    General Mills, Inc.                                    104,412    5,811,572
#*  Herbalife, Ltd.                                         34,044    2,264,266
    Hershey Co. (The)                                       20,120    2,118,837
#   Hormel Foods Corp.                                      37,976    1,297,640
    Ingredion, Inc.                                         16,397    2,022,078
#   Kellogg Co.                                             39,184    2,664,512
    Kimberly-Clark Corp.                                    67,976    8,371,924
#   McCormick & Co., Inc. Non-Voting                        20,156    1,920,867
    McCormick & Co., Inc. Voting                               600       57,168
*   Monster Beverage Corp.                                  23,100    1,218,525
#   National Beverage Corp.                                  1,188      121,319
    PepsiCo, Inc.                                          302,162   35,235,111
#*  Pilgrim's Pride Corp.                                   60,125    1,460,436
    Procter & Gamble Co. (The)                              65,179    5,919,557
#*  Rite Aid Corp.                                         233,046      522,023
#   Spectrum Brands Holdings, Inc.                          10,201    1,177,603
    Sysco Corp.                                             85,569    4,502,641
                                                                   ------------
Total Consumer Staples                                              177,716,492
                                                                   ------------
Energy -- (0.3%)
#   Core Laboratories NV                                    10,938    1,099,597
    ONEOK, Inc.                                             78,419    4,436,163
                                                                   ------------
Total Energy                                                          5,535,760
                                                                   ------------
Financials -- (2.3%)
    American Express Co.                                     1,766      150,516
    Aon P.L.C.                                              32,875    4,542,339

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
*   Credit Acceptance Corp.                                  3,718 $    926,154
    Eaton Vance Corp.                                       35,202    1,728,066
    Erie Indemnity Co. Class A                              10,553    1,345,085
#   FactSet Research Systems, Inc.                          14,855    2,484,053
    Lazard, Ltd. Class A                                    40,060    1,871,203
    MarketAxess Holdings, Inc.                               8,581    1,740,999
    Marsh & McLennan Cos., Inc.                             96,020    7,486,679
    MSCI, Inc.                                              40,997    4,466,623
    S&P Global, Inc.                                        48,433    7,438,825
    SEI Investments Co.                                     23,421    1,323,521
#   T Rowe Price Group, Inc.                                27,749    2,295,397
                                                                   ------------
Total Financials                                                     37,799,460
                                                                   ------------
Health Care -- (14.5%)
    AbbVie, Inc.                                           335,585   23,460,747
    AmerisourceBergen Corp.                                 61,701    5,788,788
    Amgen, Inc.                                             78,509   13,700,606
    Becton Dickinson and Co.                                26,819    5,401,347
*   Biogen, Inc.                                            37,892   10,973,144
*   Bioverativ, Inc.                                        18,946    1,174,084
    Bristol-Myers Squibb Co.                               219,931   12,514,074
    Cardinal Health, Inc.                                   41,999    3,244,843
*   Celgene Corp.                                           96,624   13,083,856
*   Cerner Corp.                                            59,607    3,836,903
*   Charles River Laboratories International, Inc.             500       49,100
    CR Bard, Inc.                                           12,842    4,117,145
*   Edwards Lifesciences Corp.                              35,940    4,139,569
    Eli Lilly & Co.                                         93,453    7,724,825
    Gilead Sciences, Inc.                                  210,980   16,053,468
    HealthSouth Corp.                                       22,702      966,197
*   Henry Schein, Inc.                                      16,831    3,066,776
    Hill-Rom Holdings, Inc.                                  2,700      201,204
#*  Hologic, Inc.                                           83,938    3,710,899
*   IDEXX Laboratories, Inc.                                30,716    5,112,985
*   Illumina, Inc.                                           5,040      876,204
#*  Jazz Pharmaceuticals P.L.C.                              9,660    1,483,873
    Johnson & Johnson                                      386,517   51,298,536
    McKesson Corp.                                          27,970    4,527,504
    Merck & Co., Inc.                                       41,002    2,619,208
*   Mettler-Toledo International, Inc.                      11,085    6,352,592
*   PRA Health Sciences, Inc.                                  570       42,408
*   Regeneron Pharmaceuticals, Inc.                          3,351    1,647,419
#   ResMed, Inc.                                            18,282    1,409,908
    UnitedHealth Group, Inc.                               124,296   23,841,216
#*  Varian Medical Systems, Inc.                            15,137    1,470,105
*   VCA, Inc.                                               10,935    1,012,362
*   Waters Corp.                                             1,814      314,620
    Zoetis, Inc.                                            87,453    5,467,561
                                                                   ------------
Total Health Care                                                   240,684,076
                                                                   ------------
Industrials -- (18.0%)
    3M Co.                                                 126,414   25,430,704

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Acuity Brands, Inc.                                       5,167 $ 1,047,093
    Alaska Air Group, Inc.                                   29,209   2,489,483
    Allegion P.L.C.                                          33,534   2,724,302
    Allison Transmission Holdings, Inc.                      66,816   2,525,645
#   American Airlines Group, Inc.                           119,676   6,036,458
#   AO Smith Corp.                                           35,388   1,895,027
    Boeing Co. (The)                                        120,718  29,269,286
    BWX Technologies, Inc.                                   25,191   1,327,062
    Caterpillar, Inc.                                        61,825   7,044,959
#   CH Robinson Worldwide, Inc.                              83,677   5,489,211
#   Cintas Corp.                                             44,334   5,978,440
*   Copart, Inc.                                             79,903   2,516,146
    Deere & Co.                                              49,546   6,355,761
#   Donaldson Co., Inc.                                      36,656   1,740,793
    Emerson Electric Co.                                    109,897   6,550,960
    Equifax, Inc.                                            29,959   4,357,237
#   Expeditors International of Washington, Inc.             49,897   2,937,935
#   Fastenal Co.                                            118,433   5,087,882
    Fortive Corp.                                            41,651   2,696,486
    General Dynamics Corp.                                   50,264   9,868,331
#   Graco, Inc.                                               8,694   1,008,852
*   HD Supply Holdings, Inc.                                 52,387   1,702,054
    HEICO Corp.                                               8,000     642,960
    HEICO Corp. Class A                                      11,471     815,015
    Hexcel Corp.                                              9,467     484,426
    Honeywell International, Inc.                           102,585  13,963,870
    Hubbell, Inc.                                             6,680     793,517
    Huntington Ingalls Industries, Inc.                      20,490   4,223,194
    IDEX Corp.                                               16,570   1,931,068
    Illinois Tool Works, Inc.                                58,914   8,289,789
    JB Hunt Transport Services, Inc.                         65,693   5,959,012
    KAR Auction Services, Inc.                               26,356   1,108,006
#   Lennox International, Inc.                               15,817   2,704,707
    Lincoln Electric Holdings, Inc.                          14,258   1,244,153
    Lockheed Martin Corp.                                    52,819  15,430,015
#*  Middleby Corp. (The)                                     12,935   1,690,346
    MSC Industrial Direct Co., Inc. Class A                   7,668     546,038
    Nielsen Holdings P.L.C.                                  44,798   1,926,762
#   Nordson Corp.                                            19,428   2,467,356
    Northrop Grumman Corp.                                   31,079   8,177,817
    Old Dominion Freight Line, Inc.                           8,923     855,805
    Parker-Hannifin Corp.                                    12,574   2,087,033
    Pitney Bowes, Inc.                                        3,600      56,664
    Raytheon Co.                                             33,316   5,722,689
    Robert Half International, Inc.                          47,308   2,140,687
    Rockwell Automation, Inc.                                30,590   5,048,268
    Rockwell Collins, Inc.                                   24,140   2,571,634
#   Rollins, Inc.                                            38,736   1,681,530
#*  Sensata Technologies Holding NV                          11,511     519,376
#   Snap-on, Inc.                                             7,946   1,225,273
    Southwest Airlines Co.                                   80,678   4,478,436
    Spirit Aerosystems Holdings, Inc. Class A                27,480   1,660,616
    Toro Co. (The)                                           31,222   2,219,572

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
*   TransUnion                                              25,284 $  1,158,766
    Union Pacific Corp.                                    169,716   17,473,959
    United Parcel Service, Inc. Class B                    139,515   15,387,109
*   United Rentals, Inc.                                    52,476    6,242,545
    United Technologies Corp.                                2,178      258,246
*   Verisk Analytics, Inc.                                  38,743    3,380,714
*   WABCO Holdings, Inc.                                    17,367    2,389,178
    Waste Management, Inc.                                 100,007    7,515,526
#   Watsco, Inc.                                             6,690    1,008,651
#   WW Grainger, Inc.                                       28,407    4,736,583
                                                                   ------------
Total Industrials                                                   298,297,018
                                                                   ------------
Information Technology -- (21.1%)
    Accenture P.L.C. Class A                               125,110   16,116,670
    Alliance Data Systems Corp.                             31,449    7,592,732
    Amphenol Corp. Class A                                  49,682    3,806,635
    Apple, Inc.                                            407,093   60,546,942
    Applied Materials, Inc.                                129,724    5,748,070
    Automatic Data Processing, Inc.                         76,888    9,142,752
#*  Black Knight Financial Services, Inc. Class A            2,843      120,828
    Booz Allen Hamilton Holding Corp.                       52,858    1,813,029
    Broadcom, Ltd.                                             795      196,095
    Broadridge Financial Solutions, Inc.                    28,843    2,188,030
*   Cadence Design Systems, Inc.                            66,600    2,457,540
    CDK Global, Inc.                                        54,686    3,597,245
    CDW Corp.                                               96,150    6,098,795
*   Citrix Systems, Inc.                                    61,695    4,872,671
*   CommScope Holding Co., Inc.                             66,849    2,458,706
    CSRA, Inc.                                              48,793    1,591,140
    DXC Technology Co.                                      22,379    1,754,066
*   Electronic Arts, Inc.                                   24,266    2,832,813
*   Euronet Worldwide, Inc.                                  7,400      714,914
*   F5 Networks, Inc.                                       23,323    2,816,252
#*  First Data Corp. Class A                               121,889    2,274,449
*   Fiserv, Inc.                                            48,037    6,172,755
*   Gartner, Inc.                                           22,494    2,886,430
    Genpact, Ltd.                                            7,766      225,214
    Harris Corp.                                            37,735    4,319,525
    International Business Machines Corp.                  200,051   28,941,378
    Intuit, Inc.                                            43,616    5,984,551
*   IPG Photonics Corp.                                        129       19,691
#   Jack Henry & Associates, Inc.                           32,764    3,516,232
*   Keysight Technologies, Inc.                             24,203    1,006,603
    KLA-Tencor Corp.                                        66,969    6,203,338
    Mastercard, Inc. Class A                               199,551   25,502,618
    Maxim Integrated Products, Inc.                         55,215    2,508,970
    MAXIMUS, Inc.                                            8,966      541,188
    Microsoft Corp.                                        569,535   41,405,195
*   NCR Corp.                                               38,535    1,458,550
    NVIDIA Corp.                                            35,734    5,807,132
    Paychex, Inc.                                           62,724    3,628,583
*   Red Hat, Inc.                                           13,431    1,327,923
#   Sabre Corp.                                             87,372    1,933,542

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.                              182,925 $  6,029,208
#   Skyworks Solutions, Inc.                                42,035    4,408,210
*   Take-Two Interactive Software, Inc.                     11,979      952,091
    Texas Instruments, Inc.                                204,723   16,660,358
    Total System Services, Inc.                             56,267    3,570,704
#*  Ubiquiti Networks, Inc.                                 12,800      697,600
*   Vantiv, Inc. Class A                                    52,696    3,348,831
    Versum Materials, Inc.                                   4,378      154,368
#   Visa, Inc. Class A                                     258,984   25,784,447
#   Western Union Co. (The)                                223,401    4,412,170
*   Zebra Technologies Corp. Class A                        14,652    1,490,401
                                                                   ------------
Total Information Technology                                        349,638,180
                                                                   ------------
Materials -- (4.9%)
*   AdvanSix, Inc.                                           4,103      137,368
#   AptarGroup, Inc.                                        11,364      919,689
    Avery Dennison Corp.                                    45,000    4,181,850
*   Axalta Coating Systems, Ltd.                            88,867    2,799,311
    Bemis Co., Inc.                                         13,512      572,503
*   Berry Global Group, Inc.                                52,268    2,931,189
    Celanese Corp. Series A                                 27,982    2,691,029
    Chemours Co. (The)                                      65,416    3,114,456
*   Crown Holdings, Inc.                                    48,968    2,912,127
    Ecolab, Inc.                                            28,738    3,783,932
    EI du Pont de Nemours & Co.                             54,900    4,513,329
    Graphic Packaging Holding Co.                           70,823      934,155
    Huntsman Corp.                                          15,100      401,962
    International Flavors & Fragrances, Inc.                13,628    1,814,977
    International Paper Co.                                 74,845    4,114,978
    LyondellBasell Industries NV Class A                    85,403    7,693,956
    Monsanto Co.                                            46,463    5,427,808
#   NewMarket Corp.                                          3,727    1,714,830
    Packaging Corp. of America                              41,065    4,495,796
    PPG Industries, Inc.                                    56,447    5,941,047
    Praxair, Inc.                                           55,360    7,205,658
    RPM International, Inc.                                 32,103    1,665,183
#   Scotts Miracle-Gro Co. (The)                            17,670    1,696,143
    Sealed Air Corp.                                        72,492    3,154,127
    Sherwin-Williams Co. (The)                              14,747    4,973,721
    Southern Copper Corp.                                   16,394      644,940
    WR Grace & Co.                                          18,777    1,294,862
                                                                   ------------
Total Materials                                                      81,730,926
                                                                   ------------
Real Estate -- (0.1%)
*   CBRE Group, Inc. Class A                                28,981    1,100,988
                                                                   ------------
Telecommunication Services -- (2.6%)
    Verizon Communications, Inc.                           824,416   39,901,734

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
*     Zayo Group Holdings, Inc.                           86,196 $    2,826,367
                                                                 --------------
Total Telecommunication Services                                     42,728,101
                                                                 --------------
Utilities -- (0.1%)
      NRG Energy, Inc.                                    39,722        977,956
                                                                 --------------
TOTAL COMMON STOCKS                                               1,531,712,969
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,531,712,969
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government
        Money Market Fund, 0.940%                      5,011,319      5,011,319
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund                  10,451,475    120,944,468
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,381,819,123)^^            $1,657,668,756
                                                                 ==============

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  295,504,012           --   --    $  295,504,012
   Consumer Staples             177,716,492           --   --       177,716,492
   Energy                         5,535,760           --   --         5,535,760
   Financials                    37,799,460           --   --        37,799,460
   Health Care                  240,684,076           --   --       240,684,076
   Industrials                  298,297,018           --   --       298,297,018
   Information Technology       349,638,180           --   --       349,638,180
   Materials                     81,730,926           --   --        81,730,926
   Real Estate                    1,100,988           --   --         1,100,988
   Telecommunication
     Services                    42,728,101           --   --        42,728,101
   Utilities                        977,956           --   --           977,956
Temporary Cash Investments        5,011,319           --   --         5,011,319
Securities Lending
  Collateral                             -- $120,944,468   --       120,944,468
                             -------------- ------------   --    --------------
TOTAL                        $1,536,724,288 $120,944,468   --    $1,657,668,756
                             ============== ============   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (85.4%)

Consumer Discretionary -- (17.2%)
*   1-800-Flowers.com, Inc. Class A                           16,795 $  162,072
#*  AMC Networks, Inc. Class A                                10,660    681,707
    American Eagle Outfitters, Inc.                           35,227    417,088
*   American Outdoor Brands Corp.                             40,190    830,727
*   Asbury Automotive Group, Inc.                             15,610    842,940
#   Big Lots, Inc.                                            22,179  1,101,631
*   BJ's Restaurants, Inc.                                    17,037    601,406
    Bloomin' Brands, Inc.                                     74,966  1,306,657
    Bob Evans Farms, Inc.                                     14,722  1,018,468
*   Bojangles', Inc.                                          17,038    226,605
#   Buckle, Inc. (The)                                        12,177    208,227
*   Buffalo Wild Wings, Inc.                                  11,333  1,218,298
*   Build-A-Bear Workshop, Inc.                                6,300     60,480
    Cable One, Inc.                                            2,465  1,873,153
    Capella Education Co.                                      9,209    632,658
    Carriage Services, Inc.                                   11,255    274,509
*   Carrols Restaurant Group, Inc.                            24,270    296,094
*   Cavco Industries, Inc.                                     4,314    562,546
#   Cheesecake Factory, Inc. (The)                            25,084  1,193,497
    Chico's FAS, Inc.                                         52,524    480,595
#   Children's Place, Inc. (The)                              17,021  1,798,269
    Churchill Downs, Inc.                                        890    166,475
*   Chuy's Holdings, Inc.                                     10,011    235,759
    ClubCorp Holdings, Inc.                                   54,463    923,148
    Collectors Universe, Inc.                                  5,646    140,472
*   Cooper-Standard Holdings, Inc.                            11,131  1,138,256
    Core-Mark Holding Co., Inc.                               26,239    962,184
#   Cracker Barrel Old Country Store, Inc.                     2,632    409,144
*   Crocs, Inc.                                                7,364     58,470
    Culp, Inc.                                                 8,078    242,340
    Dana, Inc.                                                66,894  1,586,726
*   Dave & Buster's Entertainment, Inc.                       31,334  1,946,155
*   Denny's Corp.                                                885     10,054
#*  Destination XL Group, Inc.                                16,438     32,876
#   DineEquity, Inc.                                          12,931    531,981
*   Dorman Products, Inc.                                     19,306  1,507,412
#*  Duluth Holdings, Inc. Class B                             14,535    281,688
#   Educational Development Corp.                              1,000     10,200
#*  Eldorado Resorts, Inc.                                     7,822    159,569
    Entravision Communications Corp. Class A                  44,471    289,062
    Ethan Allen Interiors, Inc.                               11,035    353,672
    Extended Stay America, Inc.                               74,520  1,473,260
*   Fiesta Restaurant Group, Inc.                              4,867     81,766
*   Five Below, Inc.                                          45,756  2,210,472
*   Fox Factory Holding Corp.                                 31,487  1,210,675
*   Francesca's Holdings Corp.                                32,380    315,057
*   Gentherm, Inc.                                            24,861    831,600
*   Grand Canyon Education, Inc.                              22,389  1,647,159
#*  Habit Restaurants, Inc. (The) Class A                      4,221     69,435
*   Helen of Troy, Ltd.                                        5,643    568,532
*   Hilton Grand Vacations, Inc.                              28,535  1,048,947

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
#*  Horizon Global Corp.                                      10,205 $  142,258
    HSN, Inc.                                                 32,266  1,279,347
*   IMAX Corp.                                                34,769    744,057
*   Installed Building Products, Inc.                         25,597  1,377,119
*   Intrawest Resorts Holdings, Inc.                          28,848    685,140
#*  iRobot Corp.                                              20,523  2,165,382
    Jack in the Box, Inc.                                      9,642    894,392
    John Wiley & Sons, Inc. Class A                           24,386  1,347,326
*   Kirkland's, Inc.                                             623      5,825
*   La Quinta Holdings, Inc.                                  65,336    974,160
    La-Z-Boy, Inc.                                            39,055  1,320,059
#   LCI Industries                                            16,366  1,747,070
    Liberty Tax, Inc.                                            750     10,575
#*  Lindblad Expeditions Holdings, Inc.                       15,906    159,219
#   Lithia Motors, Inc. Class A                               10,641  1,098,683
*   Malibu Boats, Inc. Class A                                11,412    326,497
    Marine Products Corp.                                     10,318    149,817
    Marriott Vacations Worldwide Corp.                        13,528  1,580,747
*   McClatchy Co. (The) Class A                                2,700     21,600
#   Meredith Corp.                                            24,677  1,467,048
#   Monro Muffler Brake, Inc.                                 16,538    770,671
#*  Motorcar Parts of America, Inc.                            2,468     69,030
#*  Murphy USA, Inc.                                          18,519  1,402,444
*   Nathan's Famous, Inc.                                        430     26,875
#*  Nautilus, Inc.                                            24,271    427,170
    New York Times Co. (The) Class A                          77,580  1,474,020
#   Nexstar Media Group, Inc. Class A                         18,090  1,183,086
    Nutrisystem, Inc.                                         26,478  1,476,148
#*  Ollie's Bargain Outlet Holdings, Inc.                     30,203  1,350,074
*   Overstock.com, Inc.                                       10,250    164,000
    Oxford Industries, Inc.                                   12,702    801,877
#   Papa John's International, Inc.                           16,897  1,205,263
    PetMed Express, Inc.                                       8,975    426,672
#   Planet Fitness, Inc. Class A                              16,290    369,131
*   Playa Hotels & Resorts NV                                  6,188     73,142
*   Potbelly Corp.                                            14,986    172,339
*   Reading International, Inc. Class A                        8,747    139,602
#   Red Rock Resorts, Inc. Class A                            21,379    510,958
    Ruth's Hospitality Group, Inc.                            26,124    522,480
#   SeaWorld Entertainment, Inc.                              73,231  1,126,293
*   Select Comfort Corp.                                      35,744  1,208,505
*   Shutterfly, Inc.                                          24,569  1,204,864
    Sinclair Broadcast Group, Inc. Class A                    35,621  1,284,137
#   Sonic Corp.                                               23,595    558,258
*   Sotheby's                                                 32,514  1,839,967
#*  Sportsman's Warehouse Holdings, Inc.                      23,698    107,352
    Standard Motor Products, Inc.                             17,003    856,611
#   Stein Mart, Inc.                                          29,078     40,418
*   Steven Madden, Ltd.                                       33,438  1,370,958
*   Stoneridge, Inc.                                          22,844    348,599
    Strayer Education, Inc.                                    9,272    728,965
    Sturm Ruger & Co., Inc.                                   12,810    737,856
    Superior Uniform Group, Inc.                               6,427    143,515

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#   Tailored Brands, Inc.                                     1,953 $    24,491
#*  Tempur Sealy International, Inc.                          1,084      62,514
    Tenneco, Inc.                                            37,543   2,076,128
    Texas Roadhouse, Inc.                                    40,612   1,920,948
#   Tile Shop Holdings, Inc.                                 35,779     522,373
    Tilly's, Inc. Class A                                       702       7,006
    Tower International, Inc.                                 9,943     245,592
*   tronc, Inc.                                              18,450     235,607
    Tupperware Brands Corp.                                  35,905   2,179,793
*   Universal Electronics, Inc.                               8,626     590,450
*   US Auto Parts Network, Inc.                              25,601      66,819
*   Visteon Corp.                                            21,223   2,367,213
#   Wendy's Co. (The)                                       139,364   2,151,780
    Winmark Corp.                                             1,277     169,905
    Winnebago Industries, Inc.                               24,369     896,779
    Wolverine World Wide, Inc.                               43,107   1,215,617
#   World Wrestling Entertainment, Inc. Class A              26,050     551,218
                                                                    -----------
Total Consumer Discretionary                                         93,132,007
                                                                    -----------
Consumer Staples -- (5.3%)
#   B&G Foods, Inc.                                          40,334   1,462,108
#*  Boston Beer Co., Inc. (The) Class A                       5,801     909,597
#   Calavo Growers, Inc.                                     16,140   1,195,167
*   Central Garden & Pet Co.                                  8,173     261,536
*   Central Garden & Pet Co. Class A                         28,038     862,449
    Coca-Cola Bottling Co. Consolidated                       3,847     923,626
*   Craft Brew Alliance, Inc.                                 5,810     101,675
    Dean Foods Co.                                           67,170   1,007,550
    Energizer Holdings, Inc.                                 36,961   1,702,793
*   Farmer Brothers Co.                                       8,891     276,955
#   Flowers Foods, Inc.                                      30,215     531,482
*   HRG Group, Inc.                                         109,850   1,820,215
    Inter Parfums, Inc.                                      21,848     847,702
    J&J Snack Foods Corp.                                    10,138   1,332,133
#   John B. Sanfilippo & Son, Inc.                            6,212     399,556
    Lancaster Colony Corp.                                   14,402   1,765,973
    Limoneira Co.                                             3,600      81,936
    Medifast, Inc.                                            9,571     408,586
#   MGP Ingredients, Inc.                                    16,893     996,011
#   National Beverage Corp.                                  19,515   1,992,872
#   Natural Health Trends Corp.                               2,791      68,742
    Nu Skin Enterprises, Inc. Class A                        30,877   1,956,367
    Oil-Dri Corp. of America                                  2,325      96,162
*   Performance Food Group Co.                               31,340     902,592
    PriceSmart, Inc.                                         16,401   1,381,784
*   Primo Water Corp.                                         6,435      79,858
    Rocky Mountain Chocolate Factory, Inc.                    2,500      29,725
*   Sprouts Farmers Market, Inc.                             82,183   1,978,145
*   SUPERVALU, Inc.                                         194,450     696,131
#   Tootsie Roll Industries, Inc.                             5,061     188,269
    United-Guardian, Inc.                                     2,424      38,178
*   USANA Health Sciences, Inc.                              16,952     967,959
#   Vector Group, Ltd.                                       22,590     454,737

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
#   WD-40 Co.                                                11,095 $ 1,183,282
                                                                    -----------
Total Consumer Staples                                               28,901,853
                                                                    -----------
Energy -- (0.6%)
    Evolution Petroleum Corp.                                20,488     176,197
#*  Laredo Petroleum, Inc.                                  140,216   1,817,199
#*  Matador Resources Co.                                    37,396     907,227
    Panhandle Oil and Gas, Inc. Class A                       5,871     129,162
*   Penn Virginia Corp.                                       2,883     110,736
*   RigNet, Inc.                                              9,256     175,401
                                                                    -----------
Total Energy                                                          3,315,922
                                                                    -----------
Financials -- (6.9%)
    Access National Corp.                                     4,306     114,496
    Ameris Bancorp                                           16,123     738,433
    AMERISAFE, Inc.                                           7,564     436,821
    Arrow Financial Corp.                                       300       9,780
#   Artisan Partners Asset Management, Inc. Class A          31,260   1,039,395
#   Bank of Hawaii Corp.                                     21,455   1,795,140
    BGC Partners, Inc. Class A                              125,810   1,586,464
#*  BofI Holding, Inc.                                       12,261     341,714
    CoBiz Financial, Inc.                                     2,600      45,760
#   Cohen & Steers, Inc.                                     29,901   1,208,000
    Crawford & Co. Class A                                    5,478      40,701
#   Crawford & Co. Class B                                    2,938      26,383
*   Credit Acceptance Corp.                                     993     247,356
#   CVB Financial Corp.                                      15,618     336,412
    Diamond Hill Investment Group, Inc.                       2,434     480,715
*   Donnelley Financial Solutions, Inc.                      18,657     432,842
*   Eagle Bancorp, Inc.                                       3,382     211,206
*   Essent Group, Ltd.                                       17,610     676,576
    Evercore Partners, Inc. Class A                          29,655   2,332,366
#   Federated Investors, Inc. Class B                        71,251   2,054,166
    Fifth Street Asset Management, Inc.                       3,462      14,194
#   Financial Engines, Inc.                                  24,898     957,328
#   First Financial Bankshares, Inc.                         33,140   1,433,305
#*  Franklin Financial Network, Inc.                          1,152      39,802
#   Glacier Bancorp, Inc.                                     3,627     126,655
*   Green Dot Corp. Class A                                  24,769     996,705
#   Greenhill & Co., Inc.                                    29,811     551,503
*   Health Insurance Innovations, Inc. Class A                  747      20,953
    Hennessy Advisors, Inc.                                   3,244      51,385
    Hingham Institution for Savings                              68      12,029
    Home BancShares, Inc.                                     2,284      56,643
    Houlihan Lokey, Inc.                                      9,741     362,170
#   Interactive Brokers Group, Inc. Class A                  38,271   1,532,754
    Kingstone Cos., Inc.                                      4,807      79,315
    Lakeland Financial Corp.                                 17,875     822,250
#*  LendingTree, Inc.                                         7,132   1,573,319
#   Live Oak Bancshares, Inc.                                 2,817      71,129
    LPL Financial Holdings, Inc.                             41,781   1,911,899
    Manning & Napier, Inc.                                    8,958      36,280

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    Meta Financial Group, Inc.                                4,652 $   331,688
    Moelis & Co. Class A                                     18,253     746,548
    Morningstar, Inc.                                        17,275   1,426,397
    OM Asset Management P.L.C.                               77,783   1,172,190
*   PennyMac Financial Services, Inc. Class A                19,759     343,807
    Preferred Bank                                            6,261     351,555
    Primerica, Inc.                                          22,671   1,837,485
    Pzena Investment Management, Inc. Class A                12,278     129,533
#   RLI Corp.                                                21,714   1,260,715
#   ServisFirst Bancshares, Inc.                             28,086   1,020,645
    Silvercrest Asset Management Group, Inc. Class A          5,400      68,310
    Stock Yards Bancorp, Inc.                                17,082     612,390
    Tompkins Financial Corp.                                  5,660     445,499
#   United Insurance Holdings Corp.                          27,928     445,731
    Universal Insurance Holdings, Inc.                       24,490     584,086
#   Virtu Financial, Inc. Class A                            14,001     231,717
    Washington Trust Bancorp, Inc.                            7,746     421,770
    West Bancorporation, Inc.                                 6,694     153,962
#   Westamerica Bancorporation                                2,868     156,937
    Westwood Holdings Group, Inc.                             6,705     395,260
#   WisdomTree Investments, Inc.                             48,561     506,977
                                                                    -----------
Total Financials                                                     37,447,546
                                                                    -----------
Health Care -- (9.9%)
    Abaxis, Inc.                                             12,745     599,015
*   Addus HomeCare Corp.                                      2,703      91,767
*   Akorn, Inc.                                              38,858   1,306,406
*   Amedisys, Inc.                                           22,668   1,073,556
#*  AMN Healthcare Services, Inc.                            39,555   1,459,579
*   ANI Pharmaceuticals, Inc.                                 6,643     323,713
*   Anika Therapeutics, Inc.                                 11,080     566,853
    Atrion Corp.                                              1,606   1,015,313
*   Auxilio, Inc.                                             5,300      25,546
*   BioSpecifics Technologies Corp.                           5,244     255,121
*   BioTelemetry, Inc.                                       25,298     865,192
    Bruker Corp.                                                300       8,604
*   Cambrex Corp.                                            26,930   1,642,730
    Cantel Medical Corp.                                     25,018   1,856,336
#*  Capital Senior Living Corp.                              24,250     334,650
*   Catalent, Inc.                                           64,790   2,248,213
*   Charles River Laboratories International, Inc.            9,288     912,082
#   Chemed Corp.                                             10,083   1,991,392
*   Civitas Solutions, Inc.                                  15,179     270,945
    Computer Programs & Systems, Inc.                           965      29,577
#*  Corcept Therapeutics, Inc.                               76,390     952,583
*   CorVel Corp.                                             13,380     636,219
*   CryoLife, Inc.                                           21,830     409,312
#*  Depomed, Inc.                                            32,902     339,220
#*  Eagle Pharmaceuticals, Inc.                               1,829      89,895
*   Electromed, Inc.                                          5,391      33,209
    Ensign Group, Inc. (The)                                 25,288     565,693
*   Enzo Biochem, Inc.                                       40,768     442,333
*   FONAR Corp.                                               1,400      35,980

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
#*  Globus Medical, Inc. Class A                             39,037 $ 1,200,388
*   Haemonetics Corp.                                         9,404     386,786
    HealthSouth Corp.                                        16,447     699,984
*   HealthStream, Inc.                                       16,567     391,313
*   Heska Corp.                                               3,116     341,327
*   HMS Holdings Corp.                                       63,371   1,272,490
*   ICU Medical, Inc.                                         1,710     293,949
*   INC Research Holdings, Inc. Class A                      44,039   2,422,145
*   Integra LifeSciences Holdings Corp.                      24,284   1,205,943
#*  iRadimed Corp.                                            1,300      12,805
    Landauer, Inc.                                            7,189     391,441
    LeMaitre Vascular, Inc.                                   8,606     310,418
*   LHC Group, Inc.                                          11,031     638,695
    Luminex Corp.                                             1,951      39,859
*   Masimo Corp.                                             27,541   2,605,379
#   Meridian Bioscience, Inc.                                30,415     412,123
*   Merit Medical Systems, Inc.                              34,021   1,394,861
    National Research Corp. Class A                          14,831     436,031
    National Research Corp. Class B                             150       7,566
*   Natus Medical, Inc.                                      23,293     819,914
#*  NeoGenomics, Inc.                                        18,626     176,016
#*  NuVasive, Inc.                                            4,122     271,186
*   Omnicell, Inc.                                           35,241   1,747,954
*   OraSure Technologies, Inc.                               49,074     860,758
*   Orthofix International NV                                12,868     558,214
    Owens & Minor, Inc.                                      17,291     557,289
*   PAREXEL International Corp.                              26,785   2,344,223
    Phibro Animal Health Corp. Class A                       15,795     603,369
*   PRA Health Sciences, Inc.                                   901      67,034
*   Prestige Brands Holdings, Inc.                           30,228   1,621,128
    Psychemedics Corp.                                        4,687     119,800
*   Quality Systems, Inc.                                    44,080     753,768
*   Quidel Corp.                                             17,683     565,679
*   R1 RCM, Inc.                                             46,310     156,991
*   RadNet, Inc.                                             39,035     300,569
*   SciClone Pharmaceuticals, Inc.                           27,341     299,384
*   Select Medical Holdings Corp.                            17,778     288,004
    Simulations Plus, Inc.                                    9,832     145,514
#*  Sucampo Pharmaceuticals, Inc. Class A                    33,644     365,037
*   Supernus Pharmaceuticals, Inc.                           30,251   1,223,653
#*  Surgery Partners, Inc.                                   30,026     596,016
*   Surmodics, Inc.                                           9,362     246,221
#*  Tenet Healthcare Corp.                                   55,972     971,114
#*  Titan Pharmaceuticals, Inc.                               7,832      14,881
*   Tivity Health, Inc.                                      39,176   1,553,328
    US Physical Therapy, Inc.                                10,699     675,107
    Utah Medical Products, Inc.                               2,710     187,261
#*  Varex Imaging Corp.                                      21,753     671,080
                                                                    -----------
Total Health Care                                                    53,605,029
                                                                    -----------
Industrials -- (21.1%)
    AAON, Inc.                                               37,924   1,281,831
    ABM Industries, Inc.                                     13,726     612,454

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Actuant Corp. Class A                                     27,228 $  658,918
#   Advanced Drainage Systems, Inc.                           35,704    733,717
*   Advisory Board Co. (The)                                  18,521  1,040,880
*   Aerojet Rocketdyne Holdings, Inc.                         51,206  1,200,781
*   Air Transport Services Group, Inc.                        43,952  1,070,671
    Alamo Group, Inc.                                          6,733    626,236
    Albany International Corp. Class A                        20,961  1,121,413
    Allegiant Travel Co.                                       8,553  1,105,475
    Allied Motion Technologies, Inc.                           6,309    186,683
    Altra Industrial Motion Corp.                             23,764  1,058,686
*   American Woodmark Corp.                                   13,795  1,353,979
#   Apogee Enterprises, Inc.                                  22,474  1,170,671
    Applied Industrial Technologies, Inc.                     16,685    942,702
    Argan, Inc.                                               13,015    838,817
*   Armstrong World Industries, Inc.                          33,694  1,635,844
    Astec Industries, Inc.                                     5,273    265,074
*   Astronics Corp.                                           12,541    366,824
*   Astronics Corp. Class B                                    1,677     49,178
#*  Avis Budget Group, Inc.                                   47,704  1,468,329
#*  Axon Enterprise, Inc.                                     34,404    845,994
    AZZ, Inc.                                                 19,551    991,236
    Barnes Group, Inc.                                        16,874  1,015,477
    Barrett Business Services, Inc.                            5,648    310,809
    Brady Corp. Class A                                       26,505    879,966
    Brink's Co. (The)                                         32,135  2,511,350
*   Builders FirstSource, Inc.                                93,710  1,468,436
    BWX Technologies, Inc.                                     2,426    127,802
*   Casella Waste Systems, Inc. Class A                        2,102     35,272
    CIRCOR International, Inc.                                 3,273    163,846
*   Clean Harbors, Inc.                                       33,221  1,886,953
    Comfort Systems USA, Inc.                                 31,989  1,065,234
*   Commercial Vehicle Group, Inc.                            14,881    130,655
*   Continental Building Products, Inc.                       31,414    691,108
#   Covanta Holding Corp.                                     98,891  1,493,254
#   Deluxe Corp.                                              23,922  1,727,168
    Douglas Dynamics, Inc.                                    18,883    600,479
*   DXP Enterprises, Inc.                                      5,914    169,081
#*  Dycom Industries, Inc.                                    19,091  1,729,645
    EnerSys                                                   19,196  1,387,295
    EnPro Industries, Inc.                                    11,828    910,993
    ESCO Technologies, Inc.                                      700     43,190
    Exponent, Inc.                                            21,702  1,414,970
    Federal Signal Corp.                                      30,818    570,133
    Forward Air Corp.                                         23,901  1,238,789
*   Franklin Covey Co.                                         4,946     92,243
    Franklin Electric Co., Inc.                               21,102    852,521
*   Generac Holdings, Inc.                                    35,444  1,274,921
    General Cable Corp.                                        9,926    191,572
*   Gibraltar Industries, Inc.                                12,751    380,617
    Global Brass & Copper Holdings, Inc.                      17,038    546,068
*   Goldfield Corp. (The)                                     30,796    157,060
    Gorman-Rupp Co. (The)                                     11,034    333,447
*   GP Strategies Corp.                                        7,670    219,746

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Granite Construction, Inc.                                 5,309 $  260,247
    Griffon Corp.                                             12,799    262,380
    H&E Equipment Services, Inc.                              27,407    618,576
*   Harsco Corp.                                              68,603  1,059,916
*   Hawaiian Holdings, Inc.                                   43,590  1,804,626
    Healthcare Services Group, Inc.                           45,787  2,392,371
#   Heartland Express, Inc.                                   70,475  1,489,137
*   Herc Holdings, Inc.                                       13,671    620,390
    Herman Miller, Inc.                                       33,558  1,130,066
*   Hill International, Inc.                                  31,088    156,994
    Hillenbrand, Inc.                                         29,642  1,067,112
    HNI Corp.                                                 21,944    828,386
*   Hub Group, Inc. Class A                                   14,006    476,904
#*  Hudson Technologies, Inc.                                 19,693    159,316
#*  Huttig Building Products, Inc.                             3,209     22,880
    Hyster-Yale Materials Handling, Inc.                       1,341     95,023
*   IES Holdings, Inc.                                         6,344    107,848
    Insperity, Inc.                                           18,608  1,404,904
    Insteel Industries, Inc.                                  17,447    459,205
    Interface, Inc.                                           52,864  1,001,773
    ITT, Inc.                                                 17,544    719,304
    John Bean Technologies Corp.                              18,284  1,689,442
    Kadant, Inc.                                               6,400    499,520
    Kaman Corp.                                               11,428    584,199
#   KBR, Inc.                                                 65,600    978,752
    Kennametal, Inc.                                          44,633  1,646,958
    Kforce, Inc.                                              16,069    300,490
    Kimball International, Inc. Class B                       28,350    472,595
    Knight Transportation, Inc.                               53,512  1,907,703
    Knoll, Inc.                                               38,821    751,575
    Landstar System, Inc.                                     26,555  2,208,048
*   Lawson Products, Inc.                                      2,965     68,343
    Lindsay Corp.                                              2,543    233,117
    LSC Communications, Inc.                                  15,040    321,555
*   Lydall, Inc.                                              13,328    659,736
*   Masonite International Corp.                              12,646    981,962
*   MasTec, Inc.                                              41,429  1,914,020
    Matson, Inc.                                              32,131    906,094
    Matthews International Corp. Class A                      12,060    790,533
    McGrath RentCorp                                           1,901     67,543
#*  Milacron Holdings Corp.                                   27,892    501,498
*   Mistras Group, Inc.                                        9,508    191,586
*   Moog, Inc. Class A                                         4,516    335,629
    MSA Safety, Inc.                                          21,715  1,740,674
    Mueller Industries, Inc.                                  33,566  1,057,329
    Mueller Water Products, Inc. Class A                     108,430  1,257,788
    Multi-Color Corp.                                         13,746  1,106,553
*   NCI Building Systems, Inc.                                50,549    909,882
#*  NV5 Global, Inc.                                           6,197    257,485
    Omega Flex, Inc.                                           4,242    254,690
*   On Assignment, Inc.                                       24,819  1,222,336
    Park-Ohio Holdings Corp.                                   2,136     84,906
*   Patrick Industries, Inc.                                  14,184  1,079,402

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Industrials -- (Continued)
*   PGT Innovations, Inc.                                   40,437 $    525,681
*   Ply Gem Holdings, Inc.                                  33,121      579,618
    Primoris Services Corp.                                 24,763      617,094
#*  Proto Labs, Inc.                                        10,647      786,813
    Quad/Graphics, Inc.                                     25,312      568,508
*   Radiant Logistics, Inc.                                  9,186       39,775
    Raven Industries, Inc.                                  21,637      744,313
*   RBC Bearings, Inc.                                      13,269    1,371,218
*   Rexnord Corp.                                           27,772      643,200
*   Saia, Inc.                                              11,375      618,231
    Simpson Manufacturing Co., Inc.                            764       33,838
*   SP Plus Corp.                                            5,976      195,415
*   Spirit Airlines, Inc.                                   11,229      436,247
*   SPX Corp.                                               33,216      914,104
    Standex International Corp.                              8,202      786,982
    Steelcase, Inc. Class A                                 14,789      201,870
*   Sterling Construction Co., Inc.                         15,081      192,735
    Sun Hydraulics Corp.                                    15,289      632,353
    Supreme Industries, Inc. Class A                        10,977      165,094
#*  Swift Transportation Co.                                50,897    1,297,873
    Tennant Co.                                             13,757    1,039,341
    Tetra Tech, Inc.                                        26,375    1,251,494
    Timken Co. (The)                                        35,990    1,637,545
*   Trex Co., Inc.                                          21,694    1,631,606
*   TriNet Group, Inc.                                      53,003    1,855,105
*   Univar, Inc.                                            11,196      347,524
    Universal Forest Products, Inc.                          1,493      125,188
    Universal Logistics Holdings, Inc.                       9,413      136,959
    US Ecology, Inc.                                        16,741      868,858
    Valmont Industries, Inc.                                10,424    1,591,745
*   Vectrus, Inc.                                            5,550      188,756
    Viad Corp.                                              14,348      768,335
#   Wabash National Corp.                                   51,532      983,231
    Watts Water Technologies, Inc. Class A                  11,357      731,391
#*  Welbilt, Inc.                                              891       17,366
*   Willdan Group, Inc.                                      7,915      266,023
                                                                   ------------
Total Industrials                                                   114,157,223
                                                                   ------------
Information Technology -- (16.0%)
#*  Acacia Communications, Inc.                             11,522      504,318
*   ACI Worldwide, Inc.                                     62,867    1,456,628
*   Acxiom Corp.                                            36,628      987,857
*   Advanced Energy Industries, Inc.                        25,917    1,880,278
    American Software, Inc. Class A                         14,527      140,912
#*  Angie's List, Inc.                                      27,525      329,749
#*  Applied Optoelectronics, Inc.                           10,036      978,410
#*  Asure Software, Inc.                                     2,261       29,664
*   Axcelis Technologies, Inc.                              18,311      406,504
    Badger Meter, Inc.                                      23,939    1,083,240
*   Barracuda Networks, Inc.                                40,760      915,877
    Belden, Inc.                                             7,738      556,672
#   Blackbaud, Inc.                                         27,883    2,574,716
*   Blackhawk Network Holdings, Inc.                        26,090    1,138,828

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
    Brooks Automation, Inc.                                   41,658 $1,023,120
    Cabot Microelectronics Corp.                              20,643  1,530,678
*   Carbonite, Inc.                                           21,583    509,359
*   Cardtronics P.L.C. Class A                                26,702    835,773
    Cass Information Systems, Inc.                             7,908    521,612
*   Ceva, Inc.                                                10,860    502,275
#*  Ciena Corp.                                               89,738  2,310,753
#*  Cimpress NV                                               20,295  1,790,831
*   Cirrus Logic, Inc.                                        27,868  1,712,210
*   Clearfield, Inc.                                           3,637     41,826
*   Coherent, Inc.                                             4,550  1,205,750
*   CommerceHub, Inc. Series A                                10,659    194,420
*   Control4 Corp.                                            15,823    361,556
*   CoreLogic, Inc.                                           41,573  1,893,650
    CSG Systems International, Inc.                           25,304  1,046,320
*   CyberOptics Corp.                                          4,402     72,633
*   Data I/O Corp.                                            12,811    100,694
    DST Systems, Inc.                                          7,513    412,464
*   Eastman Kodak Co.                                          4,844     46,018
*   Electronics for Imaging, Inc.                             19,518    948,184
*   Endurance International Group Holdings, Inc.              68,544    634,032
*   Entegris, Inc.                                            66,008  1,722,809
*   ePlus, Inc.                                               11,312    915,141
*   Euronet Worldwide, Inc.                                    5,986    578,307
*   ExlService Holdings, Inc.                                 24,071  1,385,286
*   Fabrinet                                                  16,058    722,771
    Fair Isaac Corp.                                           9,267  1,321,011
*   Finisar Corp.                                              8,151    221,870
*   Finjan Holdings, Inc.                                     18,967     59,556
    Forrester Research, Inc.                                   8,441    344,393
    GlobalSCAPE, Inc.                                         14,606     74,491
#*  Globant SA                                                20,285    932,501
#*  GrubHub, Inc.                                              7,497    345,837
*   GTT Communications, Inc.                                  36,107  1,103,069
    Hackett Group, Inc. (The)                                 26,753    439,284
*   IEC Electronics Corp.                                      1,200      4,716
*   II-VI, Inc.                                                9,069    345,529
*   Image Sensing Systems, Inc.                                5,646     20,326
*   Integrated Device Technology, Inc.                        48,074  1,256,654
    InterDigital, Inc.                                        20,174  1,469,676
*   Itron, Inc.                                               20,546  1,499,858
#   j2 Global, Inc.                                           17,773  1,504,129
*   Kemet Corp.                                               33,178    559,049
*   Lightpath Technologies, Inc. Class A                       9,398     24,247
    Littelfuse, Inc.                                             703    126,667
#*  Lumentum Holdings, Inc.                                   28,476  1,782,598
*   Luxoft Holding, Inc.                                       9,857    620,498
*   Manhattan Associates, Inc.                                38,673  1,709,347
    MAXIMUS, Inc.                                             14,478    873,892
*   MaxLinear, Inc.                                           35,200    922,240
#   Mesa Laboratories, Inc.                                    2,562    370,286
    Methode Electronics, Inc.                                 29,908  1,188,843
*   MicroStrategy, Inc. Class A                                5,010    673,895

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    MKS Instruments, Inc.                                     8,238 $   689,109
    Monotype Imaging Holdings, Inc.                          17,736     334,324
*   Nanometrics, Inc.                                        18,549     494,331
*   Napco Security Technologies, Inc.                        11,838     108,318
*   NETGEAR, Inc.                                             1,437      68,832
    NIC, Inc.                                                47,864     777,790
*   Novanta, Inc.                                            23,897     881,799
    NVE Corp.                                                 3,091     243,818
#*  Oclaro, Inc.                                            111,736   1,092,778
*   OSI Systems, Inc.                                         7,901     631,843
#*  Paycom Software, Inc.                                    35,245   2,470,322
*   PCM, Inc.                                                 3,407      42,162
    Pegasystems, Inc.                                        17,916   1,083,022
*   PFSweb, Inc.                                             23,756     185,772
*   Planet Payment, Inc.                                     31,900     103,356
    Plantronics, Inc.                                        28,312   1,279,136
    Power Integrations, Inc.                                 13,057     922,477
    Progress Software Corp.                                  38,591   1,235,298
*   Radisys Corp.                                            19,276      47,033
*   Rambus, Inc.                                             50,037     644,977
    Reis, Inc.                                                3,793      81,170
*   Rogers Corp.                                              7,971     940,339
*   Rudolph Technologies, Inc.                                1,300      32,175
#*  Sapiens International Corp. NV                            3,686      43,974
    Science Applications International Corp.                 25,978   1,829,111
*   Semtech Corp.                                            36,367   1,440,133
*   Shutterstock, Inc.                                       23,146     975,372
*   Silicon Laboratories, Inc.                               22,559   1,694,181
*   StarTek, Inc.                                            15,953     196,222
#*  Synaptics, Inc.                                          25,234   1,327,561
    Systemax, Inc.                                           13,407     242,935
    TeleTech Holdings, Inc.                                  33,608   1,404,814
#*  Teradata Corp.                                            8,028     255,451
    TransAct Technologies, Inc.                               1,815      16,063
*   Travelzoo                                                10,307     108,224
#*  Ubiquiti Networks, Inc.                                  29,808   1,624,536
*   Ultra Clean Holdings, Inc.                               21,545     505,230
#*  VeriFone Systems, Inc.                                   26,580     518,576
*   Verint Systems, Inc.                                     12,011     476,236
*   Web.com Group, Inc.                                      37,346     819,745
*   WebMD Health Corp.                                       23,015   1,524,744
*   XO Group, Inc.                                           15,051     275,132
    Xperi Corp.                                              32,931     963,232
*   Zedge, Inc. Class B                                       3,025       6,262
*   Zix Corp.                                                 8,942      47,661
                                                                    -----------
Total Information Technology                                         86,482,163
                                                                    -----------
Materials -- (6.7%)
    A Schulman, Inc.                                         25,400     668,020
*   AdvanSix, Inc.                                           24,148     808,475
    Balchem Corp.                                            18,843   1,462,217
    Cabot Corp.                                              26,852   1,458,869
    Chase Corp.                                               7,326     791,574

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES   VALUE+
                                                            ------ -----------
Materials -- (Continued)
#   Compass Minerals International, Inc.                    14,327 $   989,279
    Deltic Timber Corp.                                      8,920     643,400
*   Ferro Corp.                                             73,726   1,418,488
    Gold Resource Corp.                                     25,386     107,637
    Greif, Inc. Class A                                     13,854     777,071
    Greif, Inc. Class B                                      4,893     293,091
    Hawkins, Inc.                                            2,223      99,924
    HB Fuller Co.                                           22,240   1,145,805
*   Ingevity Corp.                                          20,778   1,215,513
    Innophos Holdings, Inc.                                 14,099     588,915
    Innospec, Inc.                                          10,370     647,088
    KapStone Paper and Packaging Corp.                      12,622     288,539
    KMG Chemicals, Inc.                                      8,858     448,392
*   Koppers Holdings, Inc.                                  14,631     531,105
*   Kraton Corp.                                             7,624     283,613
    Kronos Worldwide, Inc.                                  40,315     859,516
*   Louisiana-Pacific Corp.                                 63,879   1,604,002
    Minerals Technologies, Inc.                             11,137     788,500
    Myers Industries, Inc.                                  25,215     428,655
    Neenah Paper, Inc.                                      13,844   1,106,136
*   OMNOVA Solutions, Inc.                                  36,205     340,327
#*  Owens-Illinois, Inc.                                    50,318   1,202,600
    PolyOne Corp.                                           45,299   1,657,037
    Quaker Chemical Corp.                                    8,053   1,142,479
    Rayonier Advanced Materials, Inc.                       33,102     493,551
    Schweitzer-Mauduit International, Inc.                  20,379     782,961
    Sensient Technologies Corp.                             20,424   1,518,729
    Silgan Holdings, Inc.                                   64,076   1,941,503
    Stepan Co.                                              15,259   1,253,832
*   Summit Materials, Inc. Class A                          49,083   1,395,920
*   SunCoke Energy, Inc.                                    40,297     360,658
    Trinseo SA                                              27,499   1,933,180
#*  US Concrete, Inc.                                        9,793     767,281
    Worthington Industries, Inc.                            44,214   2,240,323
                                                                   -----------
Total Materials                                                     36,484,205
                                                                   -----------
Real Estate -- (0.6%)
#*  Altisource Portfolio Solutions SA                       11,029     287,747
    HFF, Inc. Class A                                       43,484   1,596,732
*   Marcus & Millichap, Inc.                                24,946     638,617
*   Maui Land & Pineapple Co., Inc.                          7,722     133,977
    RMR Group, Inc. (The) Class A                           10,321     504,181
                                                                   -----------
Total Real Estate                                                    3,161,254
                                                                   -----------
Telecommunication Services -- (0.9%)
*   Boingo Wireless, Inc.                                   30,440     451,425
    Cogent Communications Holdings, Inc.                     7,753     323,688
    Consolidated Communications Holdings, Inc.              18,276     328,968
*   General Communication, Inc. Class A                     23,138     987,298
    IDT Corp. Class B                                       10,698     158,437
*   Lumos Networks Corp.                                    15,509     277,766
    Shenandoah Telecommunications Co.                       43,782   1,346,297

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
*     Vonage Holdings Corp.                               158,554 $  1,048,042
                                                                  ------------
Total Telecommunication Services                                     4,921,921
                                                                  ------------
Utilities -- (0.2%)
      Ormat Technologies, Inc.                             22,938    1,360,223
                                                                  ------------
TOTAL COMMON STOCKS                                                462,969,346
                                                                  ------------
TOTAL INVESTMENT SECURITIES                                        462,969,346
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money
        Market Fund, 0.940%                             1,992,220    1,992,220
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@  DFA Short Term Investment Fund                    6,655,939   77,022,525
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $462,118,487)^^               $541,984,091
                                                                  ============

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary       $ 93,132,007          --   --    $ 93,132,007
   Consumer Staples               28,901,853          --   --      28,901,853
   Energy                          3,315,922          --   --       3,315,922
   Financials                     37,447,546          --   --      37,447,546
   Health Care                    53,605,029          --   --      53,605,029
   Industrials                   114,157,223          --   --     114,157,223
   Information Technology         86,482,163          --   --      86,482,163
   Materials                      36,484,205          --   --      36,484,205
   Real Estate                     3,161,254          --   --       3,161,254
   Telecommunication Services      4,921,921          --   --       4,921,921
   Utilities                       1,360,223          --   --       1,360,223
Temporary Cash Investments         1,992,220          --   --       1,992,220
Securities Lending Collateral             -- $77,022,525   --      77,022,525
                                ------------ -----------   --    ------------
TOTAL                           $464,961,566 $77,022,525   --    $541,984,091
                                ============ ===========   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (91.8%)

AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd.                                 12,260 $    55,170
    Amcor, Ltd.                                            108,183   1,327,995
    AMP, Ltd.                                              282,123   1,216,221
    Ansell, Ltd.                                            10,787     189,530
    Aristocrat Leisure, Ltd.                                63,180   1,024,554
    Brambles, Ltd.                                         135,815   1,004,185
    Caltex Australia, Ltd.                                  17,789     443,316
    CIMIC Group, Ltd.                                        5,853     194,156
    Coca-Cola Amatil, Ltd.                                  39,383     259,334
    Cochlear, Ltd.                                           6,700     765,366
#   Commonwealth Bank of Australia                          46,933   3,144,269
    Computershare, Ltd.                                     46,628     524,635
    CSL, Ltd.                                               23,259   2,343,396
    Domino's Pizza Enterprises, Ltd.                         3,294     140,429
    Evolution Mining, Ltd.                                  96,290     172,053
#   Flight Centre Travel Group, Ltd.                         2,756      95,861
    Macquarie Group, Ltd.                                   14,945   1,026,025
#   Magellan Financial Group, Ltd.                          14,276     301,578
    Medibank Pvt, Ltd.                                     178,857     389,200
    Orica, Ltd.                                             32,802     521,472
    Orora, Ltd.                                             66,670     147,211
    Qantas Airways, Ltd.                                   112,091     476,395
    Ramsay Health Care, Ltd.                                16,609     937,848
    REA Group, Ltd.                                          5,972     329,416
    Rio Tinto, Ltd.                                          7,886     415,714
    Seek, Ltd.                                              21,554     294,728
    Sonic Healthcare, Ltd.                                   7,561     134,941
    Tabcorp Holdings, Ltd.                                  24,721      82,603
    Telstra Corp., Ltd.                                    206,163     676,332
#   TPG Telecom, Ltd.                                       33,380     149,787
    Woolworths, Ltd.                                        44,463     948,993
                                                                   -----------
TOTAL AUSTRALIA                                                     19,732,713
                                                                   -----------
AUSTRIA -- (0.2%)
    ANDRITZ AG                                               2,842     173,998
    OMV AG                                                   6,321     358,067
    Voestalpine AG                                           3,286     166,547
                                                                   -----------
TOTAL AUSTRIA                                                          698,612
                                                                   -----------
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV                              12,579   1,517,436
    Anheuser-Busch InBev SA/NV Sponsored ADR                 1,335     161,081
    Colruyt SA                                               6,221     348,614
    Proximus SADP                                           16,430     577,757
#   Umicore SA                                              10,104     811,171
                                                                   -----------
TOTAL BELGIUM                                                        3,416,059
                                                                   -----------
CANADA -- (7.6%)
    Agnico Eagle Mines, Ltd.                                 8,326     388,907
    Agrium, Inc.                                            10,482   1,049,248
*   Air Canada                                               4,400      69,984

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Alimentation Couche-Tard, Inc. Class B                 18,970 $  899,544
    ARC Resources, Ltd.                                     2,700     37,227
    Barrick Gold Corp.                                     46,308    783,068
    BCE, Inc.                                               7,401    347,388
    BRP, Inc.                                               2,800     89,721
    CAE, Inc.(124765108)                                   21,511    365,042
    CAE, Inc.(2162760)                                      2,400     40,675
    Canadian Imperial Bank of Commerce                     11,010    956,108
#   Canadian National Railway Co.                          33,646  2,658,707
    Canadian Pacific Railway, Ltd.                          6,372    996,390
#   Canadian Tire Corp., Ltd. Class A                       6,300    719,112
    CCL Industries, Inc. Class B                            8,500    407,495
*   CGI Group, Inc. Class A(2159740)                        3,494    184,488
*   CGI Group, Inc. Class A(39945C109)                      7,989    421,899
#   CI Financial Corp.                                     24,261    528,517
#   Cineplex, Inc.                                          2,000     78,877
    Cogeco Communications, Inc.                             1,200     83,834
    Constellation Software, Inc.                            1,945  1,047,812
    Dollarama, Inc.                                        10,500  1,026,377
    George Weston, Ltd.                                     6,500    567,704
    Gildan Activewear, Inc.                                11,216    337,938
    IGM Financial, Inc.                                    10,100    339,921
    Inter Pipeline, Ltd.                                   20,313    401,128
    Jean Coutu Group PJC, Inc. (The) Class A                6,900    115,005
    Keyera Corp.                                            9,500    296,868
    Loblaw Cos., Ltd.                                       6,600    359,447
#   Methanex Corp.                                          7,185    318,295
    Metro, Inc.                                            12,300    416,626
    National Bank of Canada                                 9,800    441,364
#   Northland Power, Inc.                                  10,923    203,435
    Onex Corp.                                              1,100     88,150
#   Open Text Corp.                                           999     33,466
#   Peyto Exploration & Development Corp.                  11,587    205,950
    Quebecor, Inc. Class B                                  7,633    264,545
    Restaurant Brands International, Inc.                   9,150    545,147
#   Ritchie Bros Auctioneers, Inc.                          7,116    200,885
    Rogers Communications, Inc. Class B                    15,184    789,568
    Royal Bank of Canada(2754383)                          22,390  1,670,338
    Royal Bank of Canada(780087102)                        18,522  1,381,000
    Saputo, Inc.                                           14,374    487,223
    Shaw Communications, Inc. Class B                      38,120    848,932
*   Spin Master Corp.                                       1,500     45,984
#   Thomson Reuters Corp.                                  10,996    504,606
    Toromont Industries, Ltd.                               2,000     74,257
    TransCanada Corp.                                       5,265    269,147
    Vermilion Energy, Inc.                                  4,145    136,619
    Waste Connections, Inc.(BYQFRK5)                        2,760    179,381
    Waste Connections, Inc.(94106B101)                         38      2,437
    West Fraser Timber Co., Ltd.                            4,000    212,553

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
CANADA -- (Continued)
    Winpak, Ltd.                                              600 $    25,761
                                                                  -----------
TOTAL CANADA                                                       24,944,100
                                                                  -----------
DENMARK -- (1.6%)
    Coloplast A.S. Class B                                  1,542     132,471
    Novo Nordisk A.S. Class B                              93,935   3,995,001
#   Pandora A.S.                                           10,574   1,216,946
                                                                  -----------
TOTAL DENMARK                                                       5,344,418
                                                                  -----------
FINLAND -- (0.8%)
    Elisa Oyj                                               8,134     334,851
    Kone Oyj Class B                                       17,147     893,141
    Neste Oyj                                               8,795     381,299
    Orion Oyj Class A                                       1,076      54,568
    Orion Oyj Class B                                       7,537     380,926
    Sampo Oyj Class A                                       5,027     274,935
    Wartsila Oyj Abp                                        5,193     345,117
                                                                  -----------
TOTAL FINLAND                                                       2,664,837
                                                                  -----------
FRANCE -- (8.4%)
    Accor SA                                                1,606      74,605
    Aeroports de Paris                                      1,766     298,869
    Air Liquide SA                                         13,871   1,700,774
    Airbus SE                                              21,307   1,780,340
    Atos SE                                                 7,546   1,147,261
    BioMerieux                                                414      91,226
    Bureau Veritas SA                                      22,354     509,328
    Carrefour SA                                            4,691     112,678
    Christian Dior SE                                       2,730     777,378
    Cie Generale des Etablissements Michelin               19,498   2,640,732
    Danone SA                                              14,999   1,119,228
    Dassault Systemes SE                                    2,873     281,835
    Eiffage SA                                              8,525     825,780
    Essilor International SA                                5,274     667,723
#   Eurofins Scientific SE                                    274     152,631
    Faurecia                                                8,786     487,870
    Groupe Eurotunnel SE                                   23,305     258,420
    Hermes International                                    1,059     536,399
    Iliad SA                                                2,257     559,904
    Imerys SA                                               1,384     119,971
    Ingenico Group SA                                       1,959     205,490
    Ipsen SA                                                  791     101,244
    L'Oreal SA                                              1,384     286,737
    Legrand SA                                             12,503     863,677
    LVMH Moet Hennessy Louis Vuitton SE                     8,189   2,056,983
    Publicis Groupe SA                                     13,763   1,040,709
    Safran SA                                              14,362   1,358,798
    Sartorius Stedim Biotech                                1,492     106,308
    SEB SA                                                  1,615     287,315
    SES SA                                                  5,275     124,090
*   SFR Group SA                                            9,481     352,906
    Societe BIC SA                                            908     106,505

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FRANCE -- (Continued)
    Sodexo SA                                                6,610 $   780,837
    STMicroelectronics NV                                   28,432     481,700
    Teleperformance                                          3,742     521,383
    Thales SA                                                9,450   1,046,190
*   Ubisoft Entertainment SA                                 6,444     407,747
    Valeo SA                                                24,854   1,720,855
    Vinci SA                                                18,638   1,668,965
                                                                   -----------
TOTAL FRANCE                                                        27,661,391
                                                                   -----------
GERMANY -- (8.2%)
    Adidas AG                                                4,369     997,854
    BASF SE                                                 15,279   1,454,560
#   Bayer AG                                                29,869   3,783,243
    Beiersdorf AG                                            2,300     252,399
    Brenntag AG                                              6,229     352,980
    Continental AG                                           5,467   1,231,537
    Covestro AG                                             10,598     821,857
    Deutsche Boerse AG                                       8,391     876,165
    Deutsche Post AG                                        36,905   1,431,639
    Deutsche Telekom AG                                    159,217   2,908,693
    E.ON SE                                                163,893   1,621,352
#   Fielmann AG                                              2,346     188,417
    Fresenius Medical Care AG & Co. KGaA                     3,942     371,732
    Fresenius SE & Co. KGaA                                 16,413   1,385,335
    Fuchs Petrolub SE                                        2,112     111,096
    Hochtief AG                                              1,462     260,958
    Infineon Technologies AG                                58,310   1,266,275
    KION Group AG                                            5,596     485,583
    Merck KGaA                                               3,731     409,409
    MTU Aero Engines AG                                      3,372     494,179
    OSRAM Licht AG                                           2,987     248,920
#   ProSiebenSat.1 Media SE                                 18,700     747,140
    Rational AG                                                183     114,913
    RTL Group SA                                             3,682     286,445
*   RWE AG                                                  51,340   1,081,763
#   SAP SE Sponsored ADR                                       468      49,538
    Siemens AG                                              14,305   1,941,211
#   Symrise AG                                               6,377     446,490
#   ThyssenKrupp AG                                         26,308     781,385
    United Internet AG                                      10,775     655,982
                                                                   -----------
TOTAL GERMANY                                                       27,059,050
                                                                   -----------
HONG KONG -- (2.8%)
    AIA Group, Ltd.                                        184,400   1,450,399
    ASM Pacific Technology, Ltd.                            21,500     277,860
    Chow Tai Fook Jewellery Group, Ltd.                     65,800      68,365
    Galaxy Entertainment Group, Ltd.                       124,000     765,589
    Hang Seng Bank, Ltd.                                    24,400     530,470
    HKT Trust & HKT, Ltd.                                  142,000     186,015
    Hong Kong & China Gas Co., Ltd.                        197,660     373,589
#   Hong Kong Exchanges & Clearing, Ltd.                    58,433   1,664,652
    Kingston Financial Group, Ltd.                         272,000      94,647

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
HONG KONG -- (Continued)
#   MGM China Holdings, Ltd.                                87,600 $  172,357
    PCCW, Ltd.                                             459,976    258,680
    Prada SpA                                               49,600    177,061
    Samsonite International SA                             171,300    717,360
    Sands China, Ltd.                                      117,600    544,664
    Techtronic Industries Co., Ltd.                        154,000    684,267
    VTech Holdings, Ltd.                                    11,700    169,232
    WH Group, Ltd.                                         769,500    721,515
    Wynn Macau, Ltd.                                       133,200    287,791
                                                                   ----------
TOTAL HONG KONG                                                     9,144,513
                                                                   ----------
IRELAND -- (0.4%)
    CRH P.L.C. Sponsored ADR                                   600     21,042
    Kerry Group P.L.C. Class A                               4,717    426,948
    Paddy Power Betfair P.L.C.                               3,453    345,963
    Smurfit Kappa Group P.L.C.                              18,095    538,164
                                                                   ----------
TOTAL IRELAND                                                       1,332,117
                                                                   ----------
ISRAEL -- (0.4%)
    Bezeq The Israeli Telecommunication Corp., Ltd.        220,558    327,450
    Delek Group, Ltd.                                          440     90,106
    Elbit Systems, Ltd.                                      1,308    164,834
    Frutarom Industries, Ltd.                                2,654    188,175
    Israel Chemicals, Ltd.                                  34,492    164,365
    Mizrahi Tefahot Bank, Ltd.                               9,961    179,995
#   NIice, Ltd. Sponsored ADR                                1,179     88,024
    Teva Pharmaceutical Industries, Ltd.                     2,817     90,906
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         742     23,870
*   Tower Semiconductor, Ltd.                                4,828    126,252
                                                                   ----------
TOTAL ISRAEL                                                        1,443,977
                                                                   ----------
ITALY -- (2.2%)
    Atlantia SpA                                            39,408  1,198,765
    Banca Mediolanum SpA                                    12,285    107,418
    CNH Industrial NV                                       91,330  1,057,915
    Davide Campari-Milano SpA                               16,370    121,013
#   Enel SpA                                               191,951  1,094,945
    Eni SpA                                                 52,849    836,766
    Ferrari NV(BD6G507)                                      5,441    572,575
#   Ferrari NV(N3167Y103)                                    2,904    305,472
*   Fiat Chrysler Automobiles NV                            54,412    656,119
*   GEDI Gruppo Editoriale SpA                               2,633      2,444
    Leonardo SpA                                            19,962    347,864
    Luxottica Group SpA                                      4,342    250,660
    Poste Italiane SpA                                      11,336     83,447
    Prysmian SpA                                             3,720    118,988
    Recordati SpA                                            5,894    251,589
    Snam SpA                                                42,557    201,349
                                                                   ----------
TOTAL ITALY                                                         7,207,329
                                                                   ----------
JAPAN -- (20.5%)
    ABC-Mart, Inc.                                           1,900    108,340

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Ain Holdings, Inc.                                       2,300 $  165,765
    Air Water, Inc.                                          8,000    154,889
    Ajinomoto Co., Inc.                                     15,500    311,748
#   Alps Electric Co., Ltd.                                 24,000    652,638
    Asahi Group Holdings, Ltd.                              16,600    676,637
    Asahi Intecc Co., Ltd.                                   4,800    215,545
    Astellas Pharma, Inc.                                   85,000  1,082,520
    Bandai Namco Holdings, Inc.                             16,700    580,548
    Bridgestone Corp.                                       21,487    903,990
    Brother Industries, Ltd.                                21,700    553,664
    Calbee, Inc.                                             3,400    140,957
    Canon, Inc.                                              7,900    274,848
    Casio Computer Co., Ltd.                                18,700    306,313
    Cosmos Pharmaceutical Corp.                                800    170,315
    CyberAgent, Inc.                                        10,800    333,559
    Daifuku Co., Ltd.                                        6,400    221,030
    Daiichikosho Co., Ltd.                                   4,800    231,180
    Daikin Industries, Ltd.                                  9,300    984,622
    Daito Trust Construction Co., Ltd.                       6,200  1,047,945
    Daiwa House Industry Co., Ltd.                          23,600    823,200
    Dentsu, Inc.                                             5,500    257,167
    Disco Corp.                                                700    124,064
    DMG Mori Co., Ltd.                                       1,700     28,201
    Don Quijote Holdings Co., Ltd.                           5,900    214,281
    Fast Retailing Co., Ltd.                                 1,400    420,069
    FP Corp.                                                 2,200    120,358
    Fuji Electric Co., Ltd.                                 42,000    231,242
    Fujitsu General, Ltd.                                    8,000    168,866
    Fujitsu, Ltd.                                           98,000    729,779
#   GungHo Online Entertainment, Inc.                       41,400    111,857
#   Harmonic Drive Systems, Inc.                               800     34,556
    Haseko Corp.                                            36,400    455,751
    Hikari Tsushin, Inc.                                     1,800    196,559
    Hino Motors, Ltd.                                       33,500    394,285
    Hitachi Chemical Co., Ltd.                               5,200    147,835
    Horiba, Ltd.                                             1,700    104,135
    Hoshizaki Corp.                                          1,700    164,554
    Hoya Corp.                                              15,300    862,720
*   IHI Corp.                                              192,000    632,822
    Isuzu Motors, Ltd.                                         700      9,599
    Ito En, Ltd.                                             5,300    195,985
    Itochu Techno-Solutions Corp.                            2,400     83,572
    Izumi Co., Ltd.                                          4,200    219,118
    Japan Exchange Group, Inc.                              28,300    507,909
    Japan Tobacco, Inc.                                     44,300  1,539,386
    Kagome Co., Ltd.                                         2,000     60,754
    Kajima Corp.                                           114,000    994,039
    Kakaku.com, Inc.                                        12,900    182,261
    Kaken Pharmaceutical Co., Ltd.                           3,200    170,324
    Kansai Paint Co., Ltd.                                   7,600    173,840
    Kao Corp.                                               19,400  1,181,160
    KDDI Corp.                                              98,300  2,604,653
    Keihan Holdings Co., Ltd.                               38,000    245,852

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Kewpie Corp.                                             5,300 $  133,314
    Kikkoman Corp.                                           5,000    153,137
    Kirin Holdings Co., Ltd.                                42,100    927,200
    Koito Manufacturing Co., Ltd.                           13,300    776,934
    Konami Holdings Corp.                                    4,700    245,123
    Kose Corp.                                               1,700    189,178
    Kubota Corp.                                            27,200    472,331
    Kyudenko Corp.                                           2,800    105,609
#   Lawson, Inc.                                             6,600    449,317
    Lion Corp.                                               6,000    128,431
    M3, Inc.                                                20,300    547,594
    Matsumotokiyoshi Holdings Co., Ltd.                      1,900    117,165
    Megmilk Snow Brand Co., Ltd.                             1,700     47,001
    MEIJI Holdings Co., Ltd.                                 4,400    350,651
    Minebea Mitsumi, Inc.                                   38,400    632,652
    Miraca Holdings, Inc.                                    5,300    241,852
    MISUMI Group, Inc.                                       8,000    198,398
    Mitsubishi Electric Corp.                               58,000    897,880
    Mitsubishi Motors Corp.                                 27,900    201,259
    Mixi, Inc.                                               4,400    241,822
#   MonotaRO Co., Ltd.                                       5,000    164,925
    Morinaga & Co., Ltd.                                     2,100    120,358
    Murata Manufacturing Co., Ltd.                           5,400    840,074
    Nabtesco Corp.                                           4,700    152,583
    NGK Insulators, Ltd.                                    18,600    374,050
    Nichirei Corp.                                          10,000    281,055
    Nidec Corp.                                              3,000    330,568
    Nifco, Inc.                                              5,200    299,933
    Nihon M&A Center, Inc.                                   5,900    236,896
#   Nippon Paint Holdings Co., Ltd.                          7,800    299,916
    Nipro Corp.                                             10,900    147,857
    Nissan Chemical Industries, Ltd.                         6,900    229,051
    Nitori Holdings Co., Ltd.                                3,500    493,928
    Nitto Denko Corp.                                        4,400    392,344
    Nomura Research Institute, Ltd.                          6,710    251,178
    NS Solutions Corp.                                         600     12,632
    NSK, Ltd.                                               37,600    484,674
    NTT Data Corp.                                          40,500    441,161
    NTT DOCOMO, Inc.                                        55,900  1,298,110
    Olympus Corp.                                           11,200    406,523
    Omron Corp.                                              8,700    434,061
    Oracle Corp.                                             3,800    255,416
#   Orient Corp.                                            24,600     41,491
    Oriental Land Co., Ltd.                                  3,400    246,468
    Otsuka Corp.                                             3,200    209,622
    Panasonic Corp.                                        118,200  1,628,002
#   Park24 Co., Ltd.                                         9,400    237,893
*   PeptiDream, Inc.                                         1,900     59,700
    Persol Holdings Co., Ltd.                               15,800    299,565
    Pigeon Corp.                                             9,600    355,840
#   Pilot Corp.                                              1,900     82,761
    Rakuten, Inc.                                           26,600    324,924
    Recruit Holdings Co., Ltd.                              33,600    581,605

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
JAPAN -- (Continued)
    Relo Group, Inc.                                       11,700 $  234,837
    Resorttrust, Inc.                                       6,300    116,132
    Rohto Pharmaceutical Co., Ltd.                          1,000     20,200
    Ryohin Keikaku Co., Ltd.                                2,100    536,851
    Sanwa Holdings Corp.                                   18,700    202,495
    Sawai Pharmaceutical Co., Ltd.                          1,800    101,451
    SCREEN Holdings Co., Ltd.                               2,000    133,685
    SCSK Corp.                                              2,500    105,500
    Secom Co., Ltd.                                         5,300    397,648
#   Seibu Holdings, Inc.                                   13,800    240,737
#   Seiko Epson Corp.                                      22,900    602,784
    Sekisui Chemical Co., Ltd.                             36,700    676,026
    Seria Co., Ltd.                                         3,400    168,750
    Seven & I Holdings Co., Ltd.                           30,200  1,217,200
    Seven Bank, Ltd.                                       49,700    196,681
#*  Sharp Corp.                                            15,000     52,803
    Shimadzu Corp.                                         13,000    255,969
    Shimano, Inc.                                           1,500    219,916
    Shimizu Corp.                                          17,000    179,622
    Shionogi & Co., Ltd.                                    3,700    197,543
    Shiseido Co., Ltd.                                     10,400    367,363
    Showa Shell Sekiyu K.K.                                24,400    265,783
    Skylark Co., Ltd.                                      12,200    184,133
    SoftBank Group Corp.                                   49,540  3,992,802
    Sohgo Security Services Co., Ltd.                       3,500    148,361
    Sony Corp.                                             50,500  2,074,758
    Stanley Electric Co., Ltd.                              6,800    224,631
    Start Today Co., Ltd.                                  14,700    414,786
    Subaru Corp.                                           32,900  1,186,935
    Sugi Holdings Co., Ltd.                                 1,800     91,841
    Sundrug Co., Ltd.                                       6,300    234,690
    Suntory Beverage & Food, Ltd.                           5,500    269,607
    Suruga Bank, Ltd.                                       8,800    212,202
    Suzuki Motor Corp.                                     19,000    900,625
    Sysmex Corp.                                            8,700    498,033
    Taisei Corp.                                           90,000    861,482
    Taiyo Nippon Sanso Corp.                                9,500    109,791
    Takeda Pharmaceutical Co., Ltd.                        18,100    956,166
    Terumo Corp.                                            6,300    238,203
    Toho Co., Ltd.                                          3,800    136,942
    Tokyo Electron, Ltd.                                    4,200    590,678
    Tosoh Corp.                                            74,000    876,170
    TOTO, Ltd.                                              6,499    261,529
    Toyo Tire & Rubber Co., Ltd.                           12,900    264,792
    Toyota Boshoku Corp.                                    8,200    171,253
    Trend Micro, Inc.                                      10,400    520,128
    Tsuruha Holdings, Inc.                                  1,900    199,351
    Ulvac, Inc.                                             3,500    187,654
    Unicharm Corp.                                         11,500    295,061
    USS Co., Ltd.                                           9,700    195,952
    Welcia Holdings Co., Ltd.                               4,000    152,002
#   Yahoo Japan Corp.                                      43,800    198,236
    Yamaha Motor Co., Ltd.                                 23,100    580,169

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
    Yamato Holdings Co., Ltd.                                5,100 $   102,369
    Yamazaki Baking Co., Ltd.                               10,000     200,606
    Yaskawa Electric Corp.                                  21,300     571,037
    Yokogawa Electric Corp.                                 11,900     200,276
    Zenkoku Hosho Co., Ltd.                                  3,900     167,711
    Zensho Holdings Co., Ltd.                               10,200     184,510
                                                                   -----------
TOTAL JAPAN                                                         67,725,266
                                                                   -----------
NETHERLANDS -- (2.9%)
*   Altice NV Class A                                       19,293     475,330
*   Altice NV Class B                                        4,165     102,899
    GrandVision NV                                           8,146     230,196
#   Heineken NV                                              7,197     751,001
#   Koninklijke KPN NV                                     332,172   1,204,571
    RELX NV                                                 71,813   1,508,389
#   Unilever NV(904784709)                                  64,260   3,738,004
    Unilever NV(B12T3J1)                                     9,659     562,904
    Wolters Kluwer NV                                       20,474     910,549
                                                                   -----------
TOTAL NETHERLANDS                                                    9,483,843
                                                                   -----------
NEW ZEALAND -- (0.3%)
    Fisher & Paykel Healthcare Corp., Ltd.                  58,024     478,113
    Spark New Zealand, Ltd.                                168,341     474,151
    Z Energy, Ltd.                                          35,425     205,956
                                                                   -----------
TOTAL NEW ZEALAND                                                    1,158,220
                                                                   -----------
NORWAY -- (0.7%)
    Aker ASA Class A                                           484      18,328
    Aker BP ASA                                              8,093     152,876
    Bakkafrost P/F                                           3,127     122,782
    Gjensidige Forsikring ASA                               10,145     175,582
    Kongsberg Gruppen ASA                                    2,236      38,024
    Leroy Seafood Group ASA                                 19,860     115,274
#*  Marine Harvest ASA                                      24,521     457,157
    Salmar ASA                                               3,180      82,675
    Telenor ASA                                             38,705     772,689
    TGS NOPEC Geophysical Co. ASA                            5,707     120,604
    Tomra Systems ASA                                        4,203      59,739
    Veidekke ASA                                             4,272      56,471
                                                                   -----------
TOTAL NORWAY                                                         2,172,201
                                                                   -----------
SINGAPORE -- (1.0%)
    Dairy Farm International Holdings, Ltd.                 21,800     175,766
    Genting Singapore P.L.C.                               240,100     206,292
    Great Eastern Holdings, Ltd.                             4,300      79,294
    Jardine Cycle & Carriage, Ltd.                           8,144     242,503
    SATS, Ltd.                                              64,300     229,093
    Singapore Exchange, Ltd.                                81,500     454,877
    Singapore Technologies Engineering, Ltd.               155,600     432,667
    Singapore Telecommunications, Ltd.(B02PY00)             50,300     147,264
    Singapore Telecommunications, Ltd.(B02PY22)            196,800     576,079
#   StarHub, Ltd.                                           59,100     119,034

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SINGAPORE -- (Continued)
    United Overseas Bank, Ltd.                              34,814 $  616,055
                                                                   ----------
TOTAL SINGAPORE                                                     3,278,924
                                                                   ----------
SPAIN -- (3.0%)
    Abertis Infraestructuras SA                             39,066    770,275
    ACS Actividades de Construccion y Servicios SA          17,438    667,796
    Aena SA                                                  2,553    498,979
    Amadeus IT Group SA                                     42,665  2,626,197
    Enagas SA                                               10,882    307,558
    Endesa SA                                               16,916    400,458
    Gas Natural SDG SA                                      11,300    264,465
    Grifols SA                                               6,830    191,650
    Industria de Diseno Textil SA                           23,520    933,612
    Siemens Gamesa Renewable Energy SA                      26,503    433,620
    Telefonica SA                                          256,195  2,900,884
                                                                   ----------
TOTAL SPAIN                                                         9,995,494
                                                                   ----------
SWEDEN -- (2.4%)
    AAK AB                                                   1,356    100,230
    Alfa Laval AB                                           14,689    328,058
    Assa Abloy AB Class B                                    5,799    124,232
    Atlas Copco AB Class A                                  25,078    907,014
    Atlas Copco AB Class B                                  17,430    564,486
#   Axfood AB                                                9,285    156,374
    Electrolux AB Series B                                  22,922    783,828
*   Essity AB Class B                                       14,086    408,424
    Hennes & Mauritz AB Class B                             29,466    768,773
#   Hexpol AB                                               13,698    140,102
    Husqvarna AB Class B                                    21,600    219,729
    Indutrade AB                                             4,349    107,283
    Lifco AB Class B                                         1,171     39,041
    NCC AB Class B                                           5,786    150,550
    Nibe Industrier AB Class B                               5,041     48,061
    Peab AB                                                  9,025    105,938
    Sandvik AB                                              43,343    683,025
    Securitas AB Class B                                    26,151    435,501
    Skanska AB Class B                                       7,370    167,472
    SKF AB Class A                                             994     19,802
    SKF AB Class B                                          37,691    749,152
    Svenska Cellulosa AB SCA Class B                        14,086    116,630
    Sweco AB Class B                                         1,886     46,062
    Volvo AB Class A                                         7,122    120,903
    Volvo AB Class B                                        41,863    711,060
                                                                   ----------
TOTAL SWEDEN                                                        8,001,730
                                                                   ----------
SWITZERLAND -- (7.1%)
    ABB, Ltd.                                               41,104    962,915
    EMS-Chemie Holding AG                                      442    307,552
    Geberit AG                                               2,114  1,016,738
    Givaudan SA                                                915  1,820,491
*   Idorsia, Ltd.                                            5,892    110,290
    Kuehne + Nagel International AG                          2,949    513,550

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SWITZERLAND -- (Continued)
    Logitech International SA                                5,053 $   182,110
*   Lonza Group AG                                           3,609     857,768
    Nestle SA                                               42,051   3,549,504
    Partners Group Holding AG                                1,150     746,543
    Roche Holding AG(7108918)                                1,195     308,099
    Roche Holding AG(7110388)                               34,208   8,660,415
    Schindler Holding AG                                     1,430     300,723
    SGS SA                                                     357     789,036
    Sika AG                                                    226   1,557,424
    Sonova Holding AG                                        3,183     516,255
    Straumann Holding AG                                       647     365,372
    Swisscom AG                                              1,003     490,228
*   Temenos Group AG                                         4,063     392,755
    Vifor Pharma AG                                          1,008     107,598
                                                                   -----------
TOTAL SWITZERLAND                                                   23,555,366
                                                                   -----------
UNITED KINGDOM -- (14.3%)
    Admiral Group P.L.C.                                    10,526     287,149
    Ashtead Group P.L.C.                                    61,907   1,330,029
#   AstraZeneca P.L.C. Sponsored ADR                        75,668   2,283,660
    BAE Systems P.L.C.                                     288,037   2,285,236
    Berkeley Group Holdings P.L.C.                           6,214     286,580
    British American Tobacco P.L.C.                         21,589   1,342,960
    British American Tobacco P.L.C. Sponsored ADR           54,356   3,398,337
    BT Group P.L.C.                                        373,130   1,544,123
    Bunzl P.L.C.                                            13,860     418,484
    Burberry Group P.L.C.                                   23,812     537,138
    Capita P.L.C.                                           56,943     494,773
    Centrica P.L.C.                                        689,470   1,806,184
    Compass Group P.L.C.                                    67,272   1,435,386
    Croda International P.L.C.                               9,046     441,389
    Diageo P.L.C.                                              999      32,265
#   Diageo P.L.C. Sponsored ADR                             15,021   1,961,292
    DS Smith P.L.C.                                         49,156     313,130
    Experian P.L.C.                                         65,315   1,297,564
    Fresnillo P.L.C.                                         9,676     196,366
    G4S P.L.C.                                             115,142     499,797
    GKN P.L.C.                                              58,511     248,224
#   GlaxoSmithKline P.L.C. Sponsored ADR                   110,142   4,462,954
    Hargreaves Lansdown P.L.C.                              24,513     446,028
    Imperial Brands P.L.C.                                  27,604   1,136,823
    Inmarsat P.L.C.                                         35,573     364,061
#   InterContinental Hotels Group P.L.C. ADR                12,864     730,161
    International Consolidated Airlines Group SA            97,385     742,704
    Intertek Group P.L.C.                                   15,324     869,259
    ITV P.L.C.                                             346,401     792,151
    JD Sports Fashion P.L.C.                                 8,717      41,204
    Johnson Matthey P.L.C.                                   8,224     304,801
#*  Liberty Global P.L.C. LiLAC Class A                         43       1,113
    Merlin Entertainments P.L.C.                            31,295     193,778
    Mondi P.L.C.                                            22,366     589,108
    Next P.L.C.                                             12,079     629,623
    Persimmon P.L.C.                                        10,879     359,452

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Provident Financial P.L.C.                             8,946 $    243,536
      Reckitt Benckiser Group P.L.C.                         9,354      909,464
      RELX P.L.C.                                           51,970    1,131,973
      Rentokil Initial P.L.C.                              163,739      627,532
      Rightmove P.L.C.                                       7,681      426,093
*     Rolls-Royce Holdings P.L.C.                          177,081    2,074,844
      Sage Group P.L.C. (The)                               23,500      208,985
      Sky P.L.C.                                            55,248      704,089
      Smiths Group P.L.C.                                   16,119      326,488
      Spirax-Sarco Engineering P.L.C.                        1,795      131,741
      SSE P.L.C.                                            51,387      935,161
      St James's Place P.L.C.                               18,212      292,528
*     Tesco P.L.C.                                         417,494      959,616
      TUI AG                                                51,848      814,929
      Unilever P.L.C.                                          712       40,607
#     Unilever P.L.C. Sponsored ADR                         37,119    2,115,412
      Whitbread P.L.C.                                       6,223      316,004
      Wolseley P.L.C.                                       12,294      734,049
      Worldpay Group P.L.C.                                 41,300      201,536
                                                                   ------------
TOTAL UNITED KINGDOM                                                 47,297,873
                                                                   ------------
TOTAL COMMON STOCKS                                                 303,318,033
                                                                   ------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Fuchs Petrolub SE                                      3,032      179,996
#     Sartorius AG                                           2,864      270,690
      Schaeffler AG                                         11,745      163,753
                                                                   ------------
TOTAL GERMANY                                                           614,439
                                                                   ------------
TOTAL PREFERRED STOCKS                                                  614,439
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         303,932,472
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund                     2,276,576   26,344,542
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $288,869,638)^^                $330,277,014
                                                                   ============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                            -- $ 19,732,713   --    $ 19,732,713
   Austria                              --      698,612   --         698,612
   Belgium                     $   161,081    3,254,978   --       3,416,059
   Canada                       24,944,100           --   --      24,944,100
   Denmark                              --    5,344,418   --       5,344,418
   Finland                              --    2,664,837   --       2,664,837
   France                               --   27,661,391   --      27,661,391
   Germany                          49,538   27,009,512   --      27,059,050
   Hong Kong                            --    9,144,513   --       9,144,513
   Ireland                          21,042    1,311,075   --       1,332,117
   Israel                          402,980    1,040,997   --       1,443,977
   Italy                           305,472    6,901,857   --       7,207,329
   Japan                                --   67,725,266   --      67,725,266
   Netherlands                   3,738,004    5,745,839   --       9,483,843
   New Zealand                          --    1,158,220   --       1,158,220
   Norway                               --    2,172,201   --       2,172,201
   Singapore                            --    3,278,924   --       3,278,924
   Spain                                --    9,995,494   --       9,995,494
   Sweden                          408,424    7,593,306   --       8,001,730
   Switzerland                     292,400   23,262,966   --      23,555,366
   United Kingdom               14,952,929   32,344,944   --      47,297,873
Preferred Stocks
   Germany                              --      614,439   --         614,439
Securities Lending Collateral           --   26,344,542   --      26,344,542
                               ----------- ------------   --    ------------
TOTAL                          $45,275,970 $285,001,044   --    $330,277,014
                               =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             SHARES  VALUE++
                                                             ------- --------
COMMON STOCKS -- (89.7%)

AUSTRALIA -- (6.0%)
*   3P Learning, Ltd.                                         20,996 $ 18,476
    Adacel Technologies, Ltd.                                  6,957   14,938
#   Adelaide Brighton, Ltd.                                   72,231  325,038
    Ainsworth Game Technology, Ltd.                            3,568    6,900
    ALS, Ltd.                                                 13,513   80,231
    Altium, Ltd.                                              22,785  159,336
#   AMA Group, Ltd.                                           60,867   49,652
#   Amaysim Australia, Ltd.                                   37,101   47,477
    AP Eagers, Ltd.                                           12,547   91,198
#   APN Outdoor Group, Ltd.                                   28,532  105,194
    Appen, Ltd.                                               11,057   36,850
#   ARB Corp., Ltd.                                           14,048  172,212
    Asaleo Care, Ltd.                                         51,720   55,062
    Australian Finance Group, Ltd.                            20,789   23,848
    Automotive Holdings Group, Ltd.                            2,711    8,306
    Bapcor, Ltd.                                               2,578   11,647
#   Bellamy's Australia, Ltd.                                 13,104   73,950
#   Blackmores, Ltd.                                           2,323  164,561
    Breville Group, Ltd.                                      19,754  158,828
    BT Investment Management, Ltd.                            31,534  271,371
    Capilano Honey, Ltd.                                       1,518   20,025
    carsales.com, Ltd.                                        37,067  366,284
    Class, Ltd.                                               11,009   26,222
    Codan, Ltd.                                               12,863   23,071
    Collins Foods, Ltd.                                       16,637   79,697
#   Corporate Travel Management, Ltd.                         13,288  237,495
    Costa Group Holdings, Ltd.                                27,462  105,020
#   Credit Corp. Group, Ltd.                                   9,740  131,984
    Data#3, Ltd.                                              22,757   32,354
    DuluxGroup, Ltd.                                          68,078  358,964
*   Elders, Ltd.                                              21,181   88,102
    Event Hospitality and Entertainment, Ltd.                 13,216  139,012
    Evolution Mining, Ltd.                                    97,383  174,006
    Fairfax Media, Ltd.                                      284,230  225,099
#   Flight Centre Travel Group, Ltd.                           7,625  265,217
#   G8 Education, Ltd.                                        73,727  223,420
#   GBST Holdings, Ltd.                                        6,528   17,242
    GUD Holdings, Ltd.                                        15,751  150,557
    GWA Group, Ltd.                                           39,635  102,816
    Hansen Technologies, Ltd.                                 25,707   78,388
    IDP Education, Ltd.                                       21,524   90,043
    Infomedia, Ltd.                                           45,242   26,793
    Integrated Research, Ltd.                                 19,978   53,527
    InvoCare, Ltd.                                            18,895  210,110
#   IPH, Ltd.                                                 14,881   53,822
    IRESS, Ltd.                                               24,433  252,258
#   iSentia Group, Ltd.                                       29,237   51,906
    IVE Group, Ltd.                                           10,920   19,650
#   JB Hi-Fi, Ltd.                                            18,800  391,099
    Link Administration Holdings, Ltd.                        66,120  407,619
    McMillan Shakespeare, Ltd.                                12,105  138,955

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
AUSTRALIA -- (Continued)
    Michael Hill International, Ltd.                        25,002 $    24,900
    Mineral Resources, Ltd.                                 13,087     128,677
    MNF Group, Ltd.                                          3,360      12,486
    Monadelphous Group, Ltd.                                15,101     184,225
    Monash IVF Group, Ltd.                                  29,564      37,599
#   Mortgage Choice, Ltd.                                   21,829      40,543
    MYOB Group, Ltd.                                        25,371      67,471
    Navitas, Ltd.                                           42,011     166,880
    nib holdings, Ltd.                                      75,494     346,815
    Nick Scali, Ltd.                                         7,846      38,328
    Northern Star Resources, Ltd.                          105,628     374,208
#   OFX Group, Ltd.                                         60,218      79,061
    oOh!media, Ltd.                                         20,086      64,644
    Orora, Ltd.                                             71,964     158,901
    Pact Group Holdings, Ltd.                               28,689     131,562
    Perpetual, Ltd.                                          7,355     297,057
    Pioneer Credit, Ltd.                                     7,574      15,751
#   Platinum Asset Management, Ltd.                         44,327     193,939
#   Pro Medicus, Ltd.                                        5,887      24,456
    PWR Holdings, Ltd.                                      10,213      17,694
    RCG Corp., Ltd.                                          3,570       2,613
    Reckon, Ltd.                                            18,830      22,625
    Reece, Ltd.                                              1,925      65,101
#   Regis Healthcare, Ltd.                                  22,275      65,765
    Regis Resources, Ltd.                                   71,314     219,785
#   Reliance Worldwide Corp., Ltd.                          65,560     174,987
#   Retail Food Group, Ltd.                                 15,906      61,663
    Sandfire Resources NL                                   21,311      98,821
#*  Saracen Mineral Holdings, Ltd.                         140,582     152,274
#   SeaLink Travel Group, Ltd.                               7,575      25,644
    Servcorp, Ltd.                                           1,141       5,462
    SG Fleet Group, Ltd.                                    19,452      57,151
#   Silver Chef, Ltd.                                        4,986      33,617
#   Sirtex Medical, Ltd.                                    10,956     140,996
    SmartGroup Corp., Ltd.                                  13,258      79,416
*   St Barbara, Ltd.                                        90,318     197,175
#   Super Retail Group, Ltd.                                20,724     138,922
    Tabcorp Holdings, Ltd.                                 105,571     352,758
    Technology One, Ltd.                                    42,253     181,353
    Virtus Health, Ltd.                                      9,903      44,396
    Vita Group, Ltd.                                        15,220      15,977
    Webjet, Ltd.                                            15,921     146,646
                                                                   -----------
TOTAL AUSTRALIA                                                     11,104,176
                                                                   -----------
AUSTRIA -- (1.1%)
    ANDRITZ AG                                              12,353     756,296
#   DO & CO AG                                               1,077      78,829
    Kapsch TrafficCom AG                                       819      46,248
    Lenzing AG                                               1,992     356,387
    Oesterreichische Post AG                                 5,923     272,325
    Palfinger AG                                             1,172      54,775
    POLYTEC Holding AG                                       3,295      60,878
    Porr Ag                                                  1,715      61,133

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRIA -- (Continued)
    RHI AG                                                     2,031 $   76,635
    Rosenbauer International AG                                  181     10,954
    Semperit AG Holding                                          454     13,869
    Telekom Austria AG                                        15,068    136,227
    Zumtobel Group AG                                          3,259     64,533
                                                                     ----------
TOTAL AUSTRIA                                                         1,989,089
                                                                     ----------
BELGIUM -- (1.4%)
*   AGFA-Gevaert NV                                           37,233    173,601
    bpost SA                                                  18,547    507,746
    Cie Immobiliere de Belgique SA                               376     23,415
*   Econocom Group SA                                         21,062    160,962
    EVS Broadcast Equipment SA                                 2,827    114,709
#*  Fagron                                                     8,981    122,637
*   Galapagos NV(B07MXC1)                                      1,322    105,323
*   Galapagos NV(B07Q2V5)                                        240     19,067
    Ion Beam Applications                                      2,961    105,014
    Jensen-Group NV                                              520     25,202
#   Kinepolis Group NV                                         3,145    180,708
    Lotus Bakeries                                                55    153,647
    Melexis NV                                                 4,009    344,877
    Ontex Group NV                                                82      2,812
    Orange Belgium SA                                          4,333    106,873
    Resilux                                                       99     17,582
    Sioen Industries NV                                        1,464     50,834
*   Tessenderlo Group SA                                       5,906    259,284
    Umicore SA                                                   381     30,587
    Van de Velde NV                                            1,365     73,509
                                                                     ----------
TOTAL BELGIUM                                                         2,578,389
                                                                     ----------
CANADA -- (8.0%)
*   5N Plus, Inc.                                              4,700     11,724
    Ag Growth International, Inc.                              1,000     44,877
#   AGT Food & Ingredients, Inc.                               2,700     55,072
    Aimia, Inc.                                               23,797     27,676
#   AirBoss of America Corp.                                   1,900     20,193
    Altus Group, Ltd.                                          5,571    114,213
*   Amaya, Inc.                                                3,700     65,616
    Andrew Peller, Ltd. Class A                                6,300     56,090
#*  Avigilon Corp.                                             6,500     73,928
*   B2Gold Corp.                                             112,813    283,220
#   Badger Daylighting, Ltd.                                   6,138    130,366
#   Bird Construction, Inc.                                    5,468     37,148
    BMTC Group, Inc.                                             500      4,712
    Boralex, Inc. Class A                                     11,328    202,346
    BRP, Inc.                                                  5,174    165,792
    Calian Group, Ltd.                                           400      8,977
*   Canfor Corp.                                               7,438    124,807
    Canfor Pulp Products, Inc.                                 2,672     25,311
    Cara Operations, Ltd.                                      1,600     30,094
*   Celestica, Inc.                                           11,252    133,751
#   Cineplex, Inc.                                             9,583    377,940

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
    Clearwater Seafoods, Inc.                                 4,851 $ 43,345
    Cogeco Communications, Inc.                               2,351  164,245
    Cogeco, Inc.                                              1,000   61,263
    Colliers International Group, Inc.                        5,309  285,943
    Computer Modelling Group, Ltd.                           13,356  101,449
    Corby Spirit and Wine, Ltd.                               1,200   21,175
    Cott Corp.                                               19,549  303,407
*   CRH Medical Corp.                                        17,865   58,607
*   Descartes Systems Group, Inc. (The)                      11,619  291,512
    DHX Media, Ltd.                                          13,900   72,357
#*  DIRTT Environmental Solutions                            12,800   60,984
*   Endeavour Mining Corp.                                    9,665  184,036
#*  Endeavour Silver Corp.                                   17,700   53,664
    Enercare, Inc.                                           16,487  276,910
    Enghouse Systems, Ltd.                                    2,907  124,581
    Evertz Technologies, Ltd.                                 3,300   46,982
#   Exchange Income Corp.                                     3,800   87,902
    Exco Technologies, Ltd.                                   4,161   36,979
#   Extendicare, Inc.                                        15,025  114,367
#*  First Majestic Silver Corp.                              24,500  201,620
#   First National Financial Corp.                            2,437   48,867
    FirstService Corp.                                        5,450  351,239
#   Gamehost, Inc.                                            2,400   17,864
    Gluskin Sheff + Associates, Inc.                          3,747   51,002
    goeasy, Ltd.                                                500   11,201
*   Great Canadian Gaming Corp.                               7,800  151,777
*   Guyana Goldfields, Inc.                                  25,594   98,742
    High Liner Foods, Inc.                                    3,616   49,161
    Imvescor Restaurant Group, Inc.                           8,400   23,244
    Information Services Corp.                                2,603   39,063
    Innergex Renewable Energy, Inc.                          14,600  171,324
    Intertape Polymer Group, Inc.                            10,946  210,974
    Jean Coutu Group PJC, Inc. (The) Class A                 12,258  204,308
    K-Bro Linen, Inc.                                           803   25,924
*   Kinaxis, Inc.                                             3,250  209,038
    Kirkland Lake Gold, Ltd.                                 24,393  252,783
*   Klondex Mines, Ltd.                                      25,638   81,639
    Labrador Iron Ore Royalty Corp.                           5,900   81,490
    Lassonde Industries, Inc. Class A                           200   38,468
    Leon's Furniture, Ltd.                                    2,432   35,190
    Logistec Corp. Class B                                      800   24,217
    Lucara Diamond Corp.                                     51,000  109,629
#   MacDonald Dettwiler & Associates, Ltd.                    4,781  271,157
    Magellan Aerospace Corp.                                  2,900   46,312
    Maple Leaf Foods, Inc.                                    6,602  182,478
#   Mediagrif Interactive Technologies, Inc.                  1,500   17,999
    Medical Facilities Corp.                                  5,347   55,925
#*  Mitel Networks Corp.                                     10,500   89,441
    Morneau Shepell, Inc.                                     9,000  149,212
    MTY Food Group, Inc.                                      3,000  113,238
    Mullen Group, Ltd.                                       13,154  168,388
    New Flyer Industries, Inc.                                6,683  272,466
    Norbord, Inc.                                             7,600  269,741

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
    North West Co., Inc. (The)                              7,493 $   183,546
#   Northland Power, Inc.                                  17,566     327,157
*   NuVista Energy, Ltd.                                   20,100     103,019
#   OceanaGold Corp.                                       80,480     220,122
    Pan American Silver Corp.                              20,700     348,667
*   Parex Resources, Inc.                                  14,700     180,869
    Parkland Fuel Corp.                                     8,012     171,904
#   Peyto Exploration & Development Corp.                   9,600     170,632
*   Points International, Ltd.                                700       5,755
    Premium Brands Holdings Corp.                           4,300     310,511
#*  Pulse Seismic, Inc.                                    15,400      31,621
*   Raging River Exploration, Inc.                         32,081     205,596
    Richelieu Hardware, Ltd.                                8,445     220,346
*   Richmont Mines, Inc.                                   10,195      84,962
    Rogers Sugar, Inc.                                     11,900      61,182
*   Roxgold, Inc.                                          33,000      31,233
    Russel Metals, Inc.                                     8,400     168,034
    Sandvine Corp.                                          4,232      14,868
    Savaria Corp.                                           3,500      41,829
#   Sienna Senior Living, Inc.                              5,790      79,832
*   Sierra Wireless, Inc.                                   4,100     120,723
    Sleep Country Canada Holdings, Inc.                     2,900      88,227
*   Spin Master Corp.                                         848      25,996
    Stantec, Inc.                                          15,460     393,336
    Stella-Jones, Inc.                                      6,700     234,466
#   Student Transportation, Inc.                           10,055      59,197
    Superior Plus Corp.                                    20,838     182,682
*   Tembec, Inc.                                           10,800      39,328
    TFI International, Inc.                                12,750     299,741
*   Theratechnologies, Inc.                                12,159      76,070
*   Torex Gold Resources, Inc.                             10,254     186,945
    Toromont Industries, Ltd.                              12,004     445,691
    Transcontinental, Inc. Class A                          6,800     138,645
#*  Trilogy Energy Corp.                                    7,200      30,550
#   Uni-Select, Inc.                                        7,000     163,385
*   Wesdome Gold Mines, Ltd.                               19,900      39,265
    West Fraser Timber Co., Ltd.                            1,000      53,138
    Western Forest Products, Inc.                          57,628     114,632
    Westshore Terminals Investment Corp.                    8,641     163,567
    Winpak, Ltd.                                            5,300     227,559
    ZCL Composites, Inc.                                    4,900      52,193
                                                                  -----------
TOTAL CANADA                                                       14,605,703
                                                                  -----------
CHINA -- (0.0%)
    BEP International Holdings, Ltd.                    1,570,000      41,331
*   KuangChi Science, Ltd.                                 97,000      34,007
                                                                  -----------
TOTAL CHINA                                                            75,338
                                                                  -----------
DENMARK -- (1.7%)
    ALK-Abello A.S.                                            46       7,250
    Ambu A.S. Class B                                       5,523     359,628
    Brodrene Hartmann A.S.                                    300      18,377

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
DENMARK -- (Continued)
    Columbus A.S.                                             4,495 $    9,720
    DFDS A.S.                                                 3,783    215,762
#   GN Store Nord A.S.                                       23,180    705,046
*   H+H International A.S. Class B                            2,233     38,181
    IC Group A.S.                                               770     17,600
    NNIT A.S.                                                 1,482     47,406
    Per Aarsleff Holding A.S.                                   271      6,760
    Rockwool International A.S. Class A                         440     94,834
    Rockwool International A.S. Class B                         561    127,671
    Royal Unibrew A.S.                                        8,656    431,300
    RTX A.S.                                                  1,128     29,105
    SimCorp A.S.                                              8,214    513,605
*   Topdanmark A.S.                                          11,942    408,043
                                                                    ----------
TOTAL DENMARK                                                        3,030,288
                                                                    ----------
FINLAND -- (2.2%)
    Alma Media Oyj                                            7,507     57,572
    Asiakastieto Group Oyj                                    1,779     46,123
    Elisa Oyj                                                22,180    913,081
    F-Secure Oyj                                             19,279     87,589
    Huhtamaki Oyj                                            11,320    438,659
    Konecranes Oyj                                            8,728    389,408
    Lassila & Tikanoja Oyj                                    5,531    126,050
    Nokian Renkaat Oyj                                       15,580    635,263
    Olvi Oyj Class A                                          2,107     74,091
    Oriola Oyj Class A                                          683      3,047
    Oriola Oyj Class B                                       17,922     76,871
    Orion Oyj Class B                                         1,152     58,223
    Pihlajalinna Oyj                                          1,253     25,263
    Ponsse Oy                                                 1,593     46,218
    Ramirent Oyj                                             11,961    119,227
    Revenio Group Oyj                                           746     32,647
    Tieto Oyj                                                 8,478    268,956
    Tikkurila Oyj                                             6,215    132,552
#   Uponor Oyj                                                8,339    134,647
    Vaisala Oyj Class A                                       1,600     76,949
    Valmet Oyj                                               16,077    293,059
                                                                    ----------
TOTAL FINLAND                                                        4,035,495
                                                                    ----------
FRANCE -- (5.1%)
*   Air France-KLM                                           17,150    232,211
    Akka Technologies                                           886     48,394
    Alten SA                                                  3,939    340,066
    Altran Technologies SA                                   18,468    324,730
    Assystem                                                  1,349     51,744
    Aubay                                                       818     29,730
    Bastide le Confort Medical                                  488     22,811
    Boiron SA                                                   892     83,561
    Cie Plastic Omnium SA                                     8,351    321,366
    Derichebourg SA                                          10,683     93,593
    Devoteam SA                                                 966     87,664
    Elior Group                                              14,005    371,734

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
    Euronext NV                                               7,904 $  461,906
    Europcar Groupe SA                                        6,025     87,725
    Faurecia                                                  8,359    464,159
    Gaztransport Et Technigaz SA                              2,566    122,304
    Groupe Crit                                                 163     15,618
    Groupe Eurotunnel SE                                     34,078    377,877
#*  Groupe Gorge                                                423     10,516
    Guerbet                                                   1,092     98,275
*   ID Logistics Group                                          273     44,099
#   Ingenico Group SA                                         7,467    783,253
    Ipsen SA                                                  4,202    537,834
    Kaufman & Broad SA                                        2,089     90,520
    Le Noble Age                                                725     42,920
    Lectra                                                    3,407     97,986
    Linedata Services                                           683     39,787
    LISI                                                      1,963     94,636
    Metropole Television SA                                   8,527    206,313
    MGI Coutier                                                 993     39,941
#   Oeneo SA                                                  3,907     43,554
    Plastivaloire                                               719     18,492
    Robertet SA                                                  46     22,054
    Sartorius Stedim Biotech                                  3,876    276,174
    Societe pour l'Informatique Industrielle                  1,340     35,654
    Somfy SA                                                  1,020     96,657
    Sopra Steria Group                                        1,791    309,727
    SPIE SA                                                  10,155    285,431
    Stef SA                                                     147     16,339
    Synergie SA                                               1,429     67,710
    Tarkett SA                                                3,169    131,202
    Technicolor SA                                           45,659    165,989
    Teleperformance                                           7,151    996,367
    Tessi SA                                                    132     24,187
    Trigano SA                                                1,143    150,307
*   Ubisoft Entertainment SA                                 12,800    809,926
    Union Financiere de France BQE SA                           286      9,776
*   Worldline SA                                              5,287    214,871
                                                                    ----------
TOTAL FRANCE                                                         9,297,690
                                                                    ----------
GERMANY -- (5.0%)
    Amadeus Fire AG                                             719     66,412
    Atoss Software AG                                           144     13,057
#   Axel Springer SE                                          3,642    231,263
    Basler AG                                                   591    111,635
    Bechtle AG                                                3,356    241,568
#   Bertrandt AG                                                723     68,855
#   CANCOM SE                                                 1,975    129,885
    CENIT AG                                                  1,465     40,734
    Cewe Stiftung & Co. KGAA                                    665     58,845
    CompuGroup Medical SE                                     3,549    211,426
*   Constantin Medien AG                                      7,778     17,110
    CTS Eventim AG & Co. KGaA                                 6,196    287,187
*   Dialog Semiconductor P.L.C.                               9,177    399,907
    Diebold Nixdorf AG                                          205     17,450

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GERMANY -- (Continued)
    Dr Hoenle AG                                                 350 $   14,777
    Drillisch AG                                               6,362    425,582
    Duerr AG                                                   3,063    373,186
    Ferratum Oyj                                               1,218     33,164
#   Fielmann AG                                                3,292    264,395
    Freenet AG                                                11,761    396,991
    Fuchs Petrolub SE                                          4,186    220,194
    Gerresheimer AG                                            3,949    325,903
#   GFT Technologies SE                                        3,181     59,131
    Grammer AG                                                   756     42,953
*   H&R GmbH & Co. KGaA                                        1,215     16,531
    Hamburger Hafen und Logistik AG                            3,408     95,314
#*  Heidelberger Druckmaschinen AG                            36,744    125,114
    Hugo Boss AG                                               8,113    611,950
    Isra Vision AG                                               452     82,773
    KION Group AG                                                326     28,288
    Koenig & Bauer AG                                          1,843    144,378
#   Krones AG                                                    953    118,571
    KWS Saat SE                                                   92     37,372
    Leifheit AG                                                1,088     43,089
    MTU Aero Engines AG                                        6,697    981,471
    Nemetschek SE                                              3,181    246,845
    Nexus AG                                                   1,115     34,307
    Norma Group SE                                             3,778    229,111
    OHB SE                                                       467     16,736
    paragon AG                                                   558     40,527
*   Patrizia Immobilien AG                                     1,361     24,580
    QSC AG                                                    16,273     35,771
    Rational AG                                                  484    303,922
    S&T AG                                                     5,316     92,927
    Secunet Security Networks AG                                 168     19,893
*   Siltronic AG                                               2,194    238,579
#   Sixt SE                                                    1,646    116,352
    Stabilus SA                                                2,844    236,489
#   Stada Arzneimittel AG                                      8,232    640,939
    Stroeer SE & Co. KGaA                                      3,060    197,280
    Takkt AG                                                   4,021     98,735
    Washtec AG                                                 1,821    146,121
    XING AG                                                      336     98,742
    Zeal Network SE                                              686     18,908
                                                                     ----------
TOTAL GERMANY                                                         9,173,225
                                                                     ----------
HONG KONG -- (2.3%)
    Alltronics Holdings, Ltd.                                 63,000     23,797
    Asia Satellite Telecommunications Holdings, Ltd.             500        511
    Bonjour Holdings, Ltd.                                    77,000      3,695
    Bright Smart Securities & Commodities Group, Ltd.         98,000     28,927
#*  Brightoil Petroleum Holdings, Ltd.                       424,000    110,175
    Cafe de Coral Holdings, Ltd.                              52,000    167,373
    CGN Mining Co., Ltd.                                      85,000      6,847
*   China Fortune Financial Group, Ltd.                      368,000      9,408
#*  China LNG Group, Ltd.                                  2,640,000     42,244
*   China Medical & Healthcare Group, Ltd.                   210,000      9,798

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
*   China Smarter Energy Group Holdings, Ltd.                  354,000 $ 31,697
    Chow Sang Sang Holdings International, Ltd.                 22,000   51,373
    CITIC Telecom International Holdings, Ltd.                 148,000   45,058
    CK Life Sciences Intl Holdings, Inc.                       216,000   17,672
    CNQC International Holdings, Ltd.                           45,000   14,287
    Emperor Capital Group, Ltd.                                150,000   13,420
#   Fairwood Holdings, Ltd.                                     16,500   68,230
*   Freeman FinTech Corp., Ltd.                              1,120,000   71,640
#*  GCL New Energy Holdings, Ltd.                              792,000   36,469
    Giordano International, Ltd.                               186,000  103,504
#   Goodbaby International Holdings, Ltd.                      109,000   53,416
#   Guotai Junan International Holdings, Ltd.                  362,000  111,445
#   Haitong International Securities Group, Ltd.                70,162   40,436
    HKBN, Ltd.                                                 144,500  142,832
    Hong Kong Aircraft Engineering Co., Ltd.                     3,200   22,317
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      130,000   49,884
    IGG, Inc.                                                  120,000  201,871
*   iOne Holdings, Ltd.                                        180,000    4,396
    IT, Ltd.                                                    22,000   10,975
    Johnson Electric Holdings, Ltd.                             43,875  155,905
    Karrie International Holdings, Ltd.                        126,000   19,978
    L'Occitane International SA                                 54,250  125,411
*   L'sea Resources International Holdings, Ltd.               430,000    5,463
    Lifestyle International Holdings, Ltd.                     104,000  141,544
    Luk Fook Holdings International, Ltd.                       52,000  190,921
    Man Wah Holdings, Ltd.                                     189,600  163,663
    Microport Scientific Corp.                                  42,000   33,101
    Modern Dental Group, Ltd.                                   40,000   15,345
    NagaCorp, Ltd.                                              84,000   51,202
    Nameson Holdings, Ltd.                                      62,000   11,499
    Pacific Textiles Holdings, Ltd.                            120,000  135,709
    Pico Far East Holdings, Ltd.                               138,000   56,881
    Playmates Toys, Ltd.                                        56,000    9,529
#   Regina Miracle International Holdings, Ltd.                 43,000   37,869
#*  Rentian Technology Holdings, Ltd.                          260,000   12,644
    SA SA International Holdings, Ltd.                         128,488   47,196
    Shenwan Hongyuan HK, Ltd.                                   35,000   13,190
    SITC International Holdings Co., Ltd.                      163,000  135,612
    SmarTone Telecommunications Holdings, Ltd.                  54,000   70,917
    Stella International Holdings, Ltd.                         53,500   91,697
#*  Summit Ascent Holdings, Ltd.                               134,000   30,323
    Television Broadcasts, Ltd.                                 46,500  170,217
    Texwinca Holdings, Ltd.                                     98,000   59,454
    TK Group Holdings, Ltd.                                     32,000   13,092
*   Tom Group, Ltd.                                             96,000   23,612
#   Tradelink Electronic Commerce, Ltd.                         60,000   11,363
    Tsui Wah Holdings, Ltd.                                    108,000   16,709
#*  United Laboratories International Holdings, Ltd. (The)      42,000   26,324
    Value Partners Group, Ltd.                                  48,000   44,598
    Varitronix International, Ltd.                              17,000    9,077
#   Vitasoy International Holdings, Ltd.                       120,000  256,435
    VTech Holdings, Ltd.                                        25,300  365,947
    Wonderful Sky Financial Group Holdings, Ltd.                44,000   11,372

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
HONG KONG -- (Continued)
    Xinyi Glass Holdings, Ltd.                               66,000 $   68,198
*   Yat Sing Holdings, Ltd.                                  50,000     23,303
#   Yeebo International Holdings, Ltd.                       36,000     19,753
                                                                    ----------
TOTAL HONG KONG                                                      4,168,750
                                                                    ----------
IRELAND -- (0.5%)
    Datalex P.L.C.                                            6,850     30,592
    Glanbia P.L.C.                                           29,000    600,337
    Irish Continental Group P.L.C.                           24,780    157,424
    Kingspan Group P.L.C.                                     5,730    190,860
                                                                    ----------
TOTAL IRELAND                                                          979,213
                                                                    ----------
ISRAEL -- (0.7%)
*   Arko Holdings, Ltd.                                      26,915     12,618
    Avgol Industries 1953, Ltd.                              10,796     13,250
    Carasso Motors, Ltd.                                      1,414     13,316
*   Cellcom Israel, Ltd.                                      9,208     85,486
    Danel Adir Yeoshua, Ltd.                                    229     10,563
    Delek Automotive Systems, Ltd.                            7,090     58,622
    Direct Insurance Financial Investments, Ltd.              2,512     26,934
    El Al Israel Airlines                                         2          2
    Electra Consumer Products 1970, Ltd.                        992     19,453
    Electra, Ltd.                                               310     61,303
    FMS Enterprises Migun, Ltd.                                 713     26,473
    Hilan, Ltd.                                               2,508     45,525
    IDI Insurance Co., Ltd.                                     823     46,930
    Inrom Construction Industries, Ltd.                       6,797     31,398
    Kerur Holdings, Ltd.                                      1,026     28,985
    Klil Industries, Ltd.                                       118     13,209
    Matrix IT, Ltd.                                           7,751     79,660
    Maytronics, Ltd.                                          6,203     22,167
*   Naphtha Israel Petroleum Corp., Ltd.                      3,421     23,305
*   Partner Communications Co., Ltd.                         17,178     87,045
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        840     39,999
    Scope Metals Group, Ltd.                                    704     19,694
    Shapir Engineering and Industry, Ltd.                    13,263     44,299
    Shikun & Binui, Ltd.                                      8,828     20,300
    Shufersal, Ltd.                                          11,838     64,320
    Strauss Group, Ltd.                                       5,613    107,489
    Tadiran Holdings, Ltd.                                      394     10,627
*   Tower Semiconductor, Ltd.                                12,039    320,202
                                                                    ----------
TOTAL ISRAEL                                                         1,333,174
                                                                    ----------
ITALY -- (4.0%)
    Amplifon SpA                                             15,485    221,959
    Autogrill SpA                                            22,534    267,549
#   Azimut Holding SpA                                       20,666    463,028
    Banca Generali SpA                                       11,426    405,322
    Biesse SpA                                                2,633    100,341
    Brembo SpA                                               29,404    452,160
    Brunello Cucinelli SpA                                    5,795    170,231
*   Carraro SpA                                               9,648     34,484

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
ITALY -- (Continued)
    Cerved Information Solutions SpA                         34,426 $  394,820
    Datalogic SpA                                             1,467     45,042
    De' Longhi SpA                                            6,013    197,754
    DiaSorin SpA                                              4,281    373,380
    FinecoBank Banca Fineco SpA                              73,533    644,468
    Gruppo MutuiOnline SpA                                    4,182     66,831
    Industria Macchine Automatiche SpA                        2,972    294,588
    Interpump Group SpA                                      12,614    383,797
#*  Juventus Football Club SpA                               65,190     45,841
#   Maire Tecnimont SpA                                      25,952    145,597
    MARR SpA                                                  6,363    163,150
#*  Mediaset SpA                                              9,601     37,531
    Moncler SpA                                              28,334    760,890
    Piaggio & C SpA                                           8,432     23,408
    Prysmian SpA                                             27,824    889,976
    RAI Way SpA                                              12,296     67,666
    Recordati SpA                                               719     30,691
    Reply SpA                                                   754    159,411
*   Rizzoli Corriere Della Sera Mediagroup SpA               15,992     22,966
    Salini Impregilo SpA                                      9,806     34,446
#   Salvatore Ferragamo SpA                                   7,532    218,325
#   SAVE SpA                                                  3,011     74,566
#*  Snaitech SpA                                             16,341     31,620
#*  Sogefi SpA                                                8,295     42,075
    Technogym SpA                                            10,283     76,100
    Zignago Vetro SpA                                         4,668     41,535
                                                                    ----------
TOTAL ITALY                                                          7,381,548
                                                                    ----------
JAPAN -- (22.8%)
    Abist Co., Ltd.                                             400     16,080
    Ad-sol Nissin Corp.                                       1,300     13,729
    Adastria Co., Ltd.                                        5,100    127,403
    Adtec Plasma Technology Co., Ltd.                         1,200     21,029
    Advan Co., Ltd.                                           2,500     22,607
    Advance Create Co., Ltd.                                    800     14,219
    Advantage Risk Management Co., Ltd.                       1,800     23,813
    Aeon Delight Co., Ltd.                                    3,700    123,602
    Aeon Fantasy Co., Ltd.                                    1,600     49,277
#   Aeria, Inc.                                               1,700     49,789
    Ai Holdings Corp.                                         6,200    170,822
    Aica Kogyo Co., Ltd.                                      7,000    224,633
    Aichi Corp.                                               4,000     28,350
    Ain Holdings, Inc.                                        2,500    180,180
    AIT Corp.                                                   400      3,908
    Ajis Co., Ltd.                                            1,000     20,253
#*  Akatsuki, Inc.                                              700     62,984
*   Akebono Brake Industry Co., Ltd.                         18,300     60,530
    Albis Co., Ltd.                                           1,100     45,924
    Alinco, Inc.                                              1,100     12,297
*   Allied Architects, Inc.                                   1,000     12,408
    Altech Corp.                                              1,400     46,692
    Amano Corp.                                              10,400    236,685
    Amiyaki Tei Co., Ltd.                                       500     19,091

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Amuse, Inc.                                               1,600 $ 44,029
    Anest Iwata Corp.                                         3,900   36,332
#   Anicom Holdings, Inc.                                     3,200   81,003
    Aoyama Zaisan Networks Co., Ltd.                          2,300   19,900
    Apamanshop Holdings Co., Ltd.                             3,000   21,598
    Arcland Service Holdings Co., Ltd.                        2,800   48,717
    Ariake Japan Co., Ltd.                                    2,700  193,567
    ArtSpark Holdings, Inc.                                   1,500   18,815
    Asahi Co., Ltd.                                           1,700   20,444
    Asahi Holdings, Inc.                                      4,000   75,168
#   Ashimori Industry Co., Ltd.                               7,000   22,313
    ASKUL Corp.                                               3,400  104,194
#   Asukanet Co., Ltd.                                        1,900   27,947
#   Ateam, Inc.                                               2,300   58,935
#   Atom Corp.                                               15,600  111,493
    Avex Group Holdings, Inc.                                 6,000   78,900
    Axial Retailing, Inc.                                     2,400   94,113
#   Beenos, Inc.                                              1,700   22,535
    Belc Co., Ltd.                                            2,100   95,389
    Bell System24 Holdings, Inc.                              5,200   58,392
    Benefit One, Inc.                                         2,700  109,645
*   Bengo4.com, Inc.                                          1,400   22,394
    Bic Camera, Inc.                                         14,800  171,773
    BML, Inc.                                                 3,000   61,718
    Bourbon Corp.                                               600   14,254
    BP Castrol K.K.                                           1,200   20,070
    Br Holdings Corp.                                         6,000   21,579
    Broadband Tower, Inc.                                     9,700   23,505
    Broadleaf Co., Ltd.                                       6,600   44,346
#*  Broadmedia Corp.                                         11,800   13,699
#   BRONCO BILLY Co., Ltd.                                    1,400   34,458
    Bunka Shutter Co., Ltd.                                     500    4,302
    Can Do Co., Ltd.                                          1,100   17,023
    Capcom Co., Ltd.                                          6,800  168,437
    Career Design Center Co., Ltd.                            1,000   12,450
    Central Automotive Products, Ltd.                         1,600   22,580
    Central Sports Co., Ltd.                                    900   38,205
    CHIMNEY Co., Ltd.                                         1,500   38,258
    Ci:z Holdings Co., Ltd.                                   3,600  129,460
    CKD Corp.                                                 8,300  139,062
    Clarion Co., Ltd.                                        26,000   98,395
    CMIC Holdings Co., Ltd.                                   1,100   15,278
    Coco's Japan Co., Ltd.                                    1,000   19,503
    Cocokara fine, Inc.                                       2,800  146,319
#   COLOPL, Inc.                                              8,900   99,812
#   Colowide Co., Ltd.                                       10,100  175,362
    Computer Engineering & Consulting, Ltd.                   2,600   50,429
    Comture Corp.                                               400   18,323
    CONEXIO Corp.                                             3,900   64,233
#   COOKPAD, Inc.                                             9,000   77,077
    Cosmo Energy Holdings Co., Ltd.                             300    5,198
    Create Restaurants Holdings, Inc.                         7,000   71,539
    Create SD Holdings Co., Ltd.                              4,500  113,862

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Creek & River Co., Ltd.                                   2,400 $ 29,646
    Cresco, Ltd.                                              1,400   45,838
#   CROOZ, Inc.                                               1,600   41,648
    CTS Co., Ltd.                                             4,000   26,259
    Cube System, Inc.                                         1,400   10,425
#*  Cyberstep, Inc.                                             300   10,968
    Cybozu, Inc.                                              3,000   13,721
    D.A. Consortium Holdings, Inc.                            5,000   65,211
    Dai Nippon Toryo Co., Ltd.                               14,000   38,954
    Daido Metal Co., Ltd.                                     6,400   57,364
    Daihen Corp.                                             15,000  133,722
    Daiho Corp.                                              14,000   67,657
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                    3,000   36,197
    Daiken Corp.                                              2,400   58,799
#   Daiken Medical Co., Ltd.                                  3,200   22,889
    Daikokutenbussan Co., Ltd.                                1,000   49,589
    Daikyonishikawa Corp.                                     6,200   92,601
#   Daio Paper Corp.                                          9,000  116,866
    Daiseki Co., Ltd.                                         5,700  135,375
    Daiseki Eco. Solution Co., Ltd.                           1,700   22,037
    Daito Pharmaceutical Co., Ltd.                            2,000   53,364
    Daiwabo Holdings Co., Ltd.                                3,000   11,806
    Denka Co., Ltd.                                          35,000  194,377
    Descente, Ltd.                                              700   10,171
#   Designone Japan, Inc.                                     1,700   22,032
#   Dexerials Corp.                                           8,200   99,098
    Diamond Dining Co., Ltd.                                    500   11,165
    Digital Arts, Inc.                                        2,100   71,625
    Dip Corp.                                                 4,900  103,369
    DMG Mori Co., Ltd.                                       16,800  278,689
*   Drecom Co., Ltd.                                          1,600   21,178
    DTS Corp.                                                 3,200   97,686
    Dvx, Inc.                                                 1,700   19,407
#   E-Guardian, Inc.                                          1,300   27,184
    Eagle Industry Co., Ltd.                                  3,600   62,655
    Earth Chemical Co., Ltd.                                  1,900  105,405
    EF-ON, Inc.                                               1,600   14,452
#   eGuarantee, Inc.                                          1,100   25,874
    Eiken Chemical Co., Ltd.                                  2,500   82,773
    Elan Corp.                                                  600   13,593
    Elecom Co., Ltd.                                          3,500   75,528
    EM Systems Co., Ltd.                                      2,000   46,296
    en-japan, Inc.                                            4,000  114,693
#*  Eneres Co., Ltd.                                          6,400   29,355
#*  Enigmo, Inc.                                              1,500   22,487
    EPS Holdings, Inc.                                        4,500   73,802
#   ES-Con Japan, Ltd.                                        8,800   42,290
*   Escrow Agent Japan Co., Ltd.                                700   20,527
#*  Evolable Asia Corp.                                       1,300   31,109
    F@N Communications, Inc.                                  6,600   60,432
    FCC Co., Ltd.                                             5,200  113,712
#*  FDK Corp.                                                17,000   22,743
    Feed One Co., Ltd.                                       20,300   44,560

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Ferrotec Holdings Corp.                                   5,400 $ 80,130
#*  FFRI, Inc.                                                  600   27,006
    Financial Products Group Co., Ltd.                       10,900  123,381
#   FINDEX, Inc.                                              2,300   19,600
    First-corp, Inc.                                          1,200   12,156
#   Fixstars Corp.                                              400   13,187
*   Flight Holdings, Inc.                                     1,600   13,755
    FP Corp.                                                  3,700  202,421
#*  FreakOut Holdings, Inc.                                     800   29,778
#   Freebit Co., Ltd.                                         2,100   17,002
    Freund Corp.                                              1,500   21,494
    FTGroup Co., Ltd.                                         1,500   13,430
    Fudo Tetra Corp.                                         25,500   42,097
    Fuji Co., Ltd.                                            2,500   62,239
    Fuji Corp.                                                1,300   24,002
#   Fuji Kyuko Co., Ltd.                                      7,000   73,684
    Fuji Oil Holdings, Inc.                                   8,700  205,554
    Fuji Pharma Co., Ltd.                                     1,900   64,968
    Fuji Seal International, Inc.                             6,900  193,627
    Fujibo Holdings, Inc.                                     1,500   45,511
    Fujimori Kogyo Co., Ltd.                                  1,300   38,730
    Fujio Food System Co., Ltd.                               1,400   22,324
    Fujita Kanko, Inc.                                        1,000   36,172
    Fujitec Co., Ltd.                                         5,600   77,253
    Fujitsu General, Ltd.                                     5,000  105,541
    Fujiya Co., Ltd.                                          1,400   31,433
    Fukuda Denshi Co., Ltd.                                     300   22,301
    Fukui Computer Holdings, Inc.                             1,000   36,472
    Fukushima Industries Corp.                                2,200   91,350
*   Full Speed, Inc.                                          2,300   22,512
    FULLCAST Holdings Co., Ltd.                               5,400   67,974
#   Fumakilla, Ltd.                                           2,000   21,408
    Funai Soken Holdings, Inc.                                3,820   99,519
#   Furukawa Battery Co., Ltd. (The)                          4,000   33,425
    Furyu Corp.                                               1,300   14,966
    Fuso Chemical Co., Ltd.                                   2,900   96,613
    Futaba Industrial Co., Ltd.                              10,200  105,683
    Future Corp.                                              3,300   26,692
    G-7 Holdings, Inc.                                        1,200   25,241
    Gakkyusha Co., Ltd.                                         800   11,715
    Genki Sushi Co., Ltd.                                     1,000   21,932
    Genky Stores, Inc.                                        1,200   44,729
    Geo Holdings Corp.                                          500    5,467
    Geostr Corp.                                              1,800   15,443
#   Giken, Ltd.                                               2,300   61,386
#   GLOBERIDE, Inc.                                           2,100   36,351
    Glory, Ltd.                                               7,200  239,762
    GMO Click Holdings, Inc.                                  1,000    6,955
    GMO Cloud K.K.                                              700   25,303
    GMO internet, Inc.                                       13,300  171,521
#   GMO Payment Gateway, Inc.                                 2,400  141,568
    Golf Digest Online, Inc.                                  2,100   15,568
    GS Yuasa Corp.                                           43,000  202,950

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
*   Gunosy, Inc.                                              2,200 $ 62,127
    Gurunavi, Inc.                                            4,700   76,884
    Hagihara Industries, Inc.                                   500   14,346
    Halows Co., Ltd.                                            600   12,967
    Hamee Corp.                                               1,100   16,280
    Handsman Co., Ltd.                                          700    9,957
    Hard Off Corp. Co., Ltd.                                  1,000   10,369
    Hazama Ando Corp.                                        25,500  175,963
#   Hearts United Group Co., Ltd.                             1,800   28,164
    Heiwa Corp.                                                 700   15,400
    Heiwado Co., Ltd.                                         4,300   97,714
    Helios Techno Holdings Co., Ltd.                          1,600   11,431
    Hibino Corp.                                              1,000   20,543
    Hiday Hidaka Corp.                                        3,648   97,372
#   Hiramatsu, Inc.                                           3,500   19,558
#   Hirata Corp.                                              1,000  113,167
    HIS Co., Ltd.                                             7,000  215,228
    Hito Communications, Inc.                                 1,300   20,546
    Hochiki Corp.                                             3,000   51,578
    Hokuetsu Industries Co., Ltd.                             3,000   26,099
    Hokuto Corp.                                              2,600   46,391
    Honda Tsushin Kogyo Co., Ltd.                             1,500   23,560
    Hoosiers Holdings                                         2,700   27,073
    Horiba, Ltd.                                              3,200  196,019
    Hosokawa Micron Corp.                                       900   43,725
    Hotland Co., Ltd.                                         1,300   17,337
    I-Net Corp.                                               1,540   17,810
#   IBJ, Inc.                                                 2,900   18,683
    Ichibanya Co., Ltd.                                       2,064   73,514
#   Ichiken Co., Ltd.                                         3,000   11,127
    Ichikoh Industries, Ltd.                                  7,000   54,873
    Ichinen Holdings Co., Ltd.                                1,400   16,423
#   IDOM, Inc.                                               12,200   80,809
*   IGNIS, Ltd.                                                 500   19,630
    Ihara Science Corp.                                       1,100   21,595
    Imagica Robot Holdings, Inc.                              3,200   20,297
    Infocom Corp.                                             2,500   61,163
    Infomart Corp.                                           14,400  105,717
    Information Development Co.                               1,100   12,640
    Information Services International-Dentsu, Ltd.           1,800   40,810
    Intage Holdings, Inc.                                     3,000   61,312
    Internet Initiative Japan, Inc.                           4,900   88,586
    Investors Cloud Co., Ltd.                                   900   46,123
    Iriso Electronics Co., Ltd.                               1,500  129,103
    Istyle, Inc.                                              7,300   48,601
*   ITbook Co., Ltd.                                          2,300   11,281
    Itochu Enex Co., Ltd.                                     6,800   61,191
#*  Itokuro, Inc.                                               400   17,824
#   Ivy Cosmetics Corp.                                         300   21,233
    Iwatani Corp.                                            24,000  155,586
    JAC Recruitment Co., Ltd.                                 2,000   32,634
#   Jalux, Inc.                                               1,300   32,776
    Jamco Corp.                                               1,000   25,349

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Japan Aviation Electronics Industry, Ltd.                 7,000 $110,594
    Japan Investment Adviser Co., Ltd.                        1,000   39,305
#   Japan Lifeline Co., Ltd.                                  3,700  170,095
    Japan Material Co., Ltd.                                  3,400   66,542
    Japan Medical Dynamic Marketing, Inc.                     4,300   38,363
    Japan Property Management Center Co., Ltd.                2,000   26,713
    Japan Steel Works, Ltd. (The)                             9,400  155,243
#   Jastec Co., Ltd.                                          1,300   15,420
    JCU Corp.                                                 1,900   69,720
    Jeol, Ltd.                                                7,000   38,157
#*  JIG-SAW, Inc.                                               600   34,573
    JINS, Inc.                                                2,100  127,882
#   JP-Holdings, Inc.                                         6,100   15,655
    JSP Corp.                                                 2,000   63,197
    Juki Corp.                                                5,199   78,646
    Justsystems Corp.                                         5,800   89,275
#   K's Holdings Corp.                                       10,200  204,773
    kabu.com Securities Co., Ltd.                            25,100   81,427
    Kakiyasu Honten Co., Ltd.                                 1,500   26,711
    Kameda Seika Co., Ltd.                                    2,300  114,924
    Kanamoto Co., Ltd.                                        4,400  157,737
    Kanematsu Electronics, Ltd.                               2,200   65,142
    Kanto Denka Kogyo Co., Ltd.                               6,000   54,718
*   Kappa Create Co., Ltd.                                    4,000   46,500
    Kasai Kogyo Co., Ltd.                                     3,600   46,862
    KAWADA TECHNOLOGIES, Inc.                                   600   41,199
    Kawai Musical Instruments Manufacturing Co., Ltd.           300    6,251
    KeePer Technical Laboratory Co., Ltd.                     1,500   17,893
#   Kenko Mayonnaise Co., Ltd.                                2,300   64,646
#   KFC Holdings Japan, Ltd.                                  2,500   45,249
    Ki-Star Real Estate Co., Ltd.                             1,600   29,119
*   Kintetsu Department Store Co., Ltd.                      14,000   46,563
    Kintetsu World Express, Inc.                              5,700   99,819
    Kitanotatsujin Corp.                                        400    4,242
    Kito Corp.                                                3,000   34,701
    Kitz Corp.                                               13,000  116,329
#*  KLab, Inc.                                                5,700   96,961
*   KNT-CT Holdings Co., Ltd.                                23,000   38,494
    Kobe Bussan Co., Ltd.                                     1,600   79,291
    Kobelco Eco-Solutions Co., Ltd.                           3,000   11,858
    Komeri Co., Ltd.                                          3,100   90,698
    Kondotec, Inc.                                            2,900   26,393
#   Konoshima Chemical Co., Ltd.                                700   11,382
    Koshidaka Holdings Co., Ltd.                              1,900   51,543
    Kotobuki Spirits Co., Ltd.                                3,900  143,944
#   Kourakuen Holdings Corp.                                  2,000   31,917
    KRS Corp.                                                   500   13,558
    Kumagai Gumi Co., Ltd.                                   53,000  183,581
#   Kura Corp.                                                1,900   95,549
    Kusuri no Aoki Holdings Co., Ltd.                         2,000  110,071
    Kyokuyo Co., Ltd.                                         1,200   33,781
    Kyoritsu Maintenance Co., Ltd.                            4,320  123,344
    Kyudenko Corp.                                            2,300   86,750

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    LAC Co., Ltd.                                             2,200 $ 26,957
#   Lasertec Corp.                                            6,900  102,878
    LEC, Inc.                                                 1,700   41,616
    Leopalace21 Corp.                                        33,700  240,318
    Life Corp.                                                2,800   74,143
    LIFULL Co., Ltd.                                          9,300   74,260
#   Like Co., Ltd.                                              900   29,369
    Linical Co., Ltd.                                         2,500   43,395
#   Link And Motivation, Inc.                                13,100   87,514
#*  M&A Capital Partners Co., Ltd.                            1,300   59,266
#   m-up, Inc.                                                1,400   24,530
    Maeda Kosen Co., Ltd.                                     2,800   41,083
    Maeda Road Construction Co., Ltd.                         7,000  144,526
    Mamezou Holdings Co., Ltd.                                2,600   23,366
    Mani, Inc.                                                4,000   95,073
    Maruha Nichiro Corp.                                      6,400  174,655
#   Maruwa Unyu Kikan Co., Ltd.                               1,100   40,141
#   Marvelous, Inc.                                           6,100   56,995
    Matsui Construction Co., Ltd.                               200    1,711
    Matsui Securities Co., Ltd.                              13,200  108,038
    Matsuya Foods Co., Ltd.                                   1,200   45,435
    MCJ Co., Ltd.                                             5,900   69,706
#   MEC Co., Ltd.                                             2,800   34,660
#   Media Do Co., Ltd.                                          900   20,673
#*  Medical Data Vision Co., Ltd.                             1,600   35,219
#   Medical System Network Co., Ltd.                          1,900    8,299
    Medius Holdings Co., Ltd.                                   600   14,157
#   Megachips Corp.                                           3,400   90,686
    Megmilk Snow Brand Co., Ltd.                              6,900  190,767
    Meidensha Corp.                                          29,000  103,036
    Meiji Shipping Co., Ltd.                                  5,700   20,937
    Meiko Electronics Co., Ltd.                               2,700   40,493
    Meiko Network Japan Co., Ltd.                             3,900   55,683
    Meitec Corp.                                              4,400  206,214
    Menicon Co., Ltd.                                         1,700   55,660
    METAWATER Co., Ltd.                                         200    5,531
    Mie Kotsu Group Holdings, Inc.                            6,300   23,702
    Milbon Co., Ltd.                                          1,780  103,785
    Mimaki Engineering Co., Ltd.                              2,700   21,483
    Miroku Jyoho Service Co., Ltd.                            3,700   77,948
    Mitani Sekisan Co., Ltd.                                    100    2,353
    Mitsuba Corp.                                             4,400   76,720
    Mitsubishi Nichiyu Forklift Co., Ltd.                     4,700   37,817
#   Mitsubishi Research Institute, Inc.                       1,100   31,637
    Mitsui Mining & Smelting Co., Ltd.                       77,000  336,368
    Monogatari Corp. (The)                                      800   41,736
    MORESCO Corp.                                               700   13,218
    Morinaga Milk Industry Co., Ltd.                         29,000  211,853
    Morita Holdings Corp.                                     5,400   84,687
#   Morozoff, Ltd.                                              300   18,567
#*  Morpho, Inc.                                                600   27,052
    MTI, Ltd.                                                 7,300   49,234
    Mugen Estate Co., Ltd.                                    2,600   23,337

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Musashi Seimitsu Industry Co., Ltd.                       3,100 $ 86,315
#*  Mynet, Inc.                                                 800   22,442
    N Field Co., Ltd.                                         1,300   17,892
    Nachi-Fujikoshi Corp.                                    26,000  143,713
    Nagatanien Holdings Co., Ltd.                             4,000   49,801
    Nagawa Co., Ltd.                                          1,100   39,788
    Nakanishi, Inc.                                           2,300   96,364
*   New Japan Radio Co., Ltd.                                 4,000   21,986
#   Nextage Co., Ltd.                                           700   11,259
    Nexyz Group Corp.                                         1,200   19,624
#   Nichi-iko Pharmaceutical Co., Ltd.                        5,700   87,321
    Nichias Corp.                                            19,000  230,744
    Nichiban Co., Ltd.                                        4,000   35,677
    Nichiha Corp.                                             4,300  159,723
    NichiiGakkan Co., Ltd.                                    6,100   63,841
    Nihon Chouzai Co., Ltd.                                   1,200   40,029
    Nihon House Holdings Co., Ltd.                            7,400   35,285
    Nihon Kohden Corp.                                       11,000  262,890
    Nihon Parkerizing Co., Ltd.                              13,700  196,024
#   Nihon Trim Co., Ltd.                                      1,000   41,608
    Nihon Unisys, Ltd.                                        9,900  165,077
    Nikkiso Co., Ltd.                                         8,400   86,688
    Nippon Air Conditioning Services Co., Ltd.                3,200   20,535
    Nippon Chemiphar Co., Ltd.                                  500   23,492
    Nippon Commercial Development Co., Ltd.                   1,000   15,599
    Nippon Gas Co., Ltd.                                      6,100  191,446
#   Nippon Parking Development Co., Ltd.                     35,900   53,692
    Nippon Suisan Kaisha, Ltd.                               42,200  246,281
    Nippon Systemware Co., Ltd.                                 800   13,151
    Nippon Valqua Industries, Ltd.                            2,300   60,775
    Nipro Corp.                                              19,300  261,801
    Nishio Rent All Co., Ltd.                                 2,400   79,891
    Nissei ASB Machine Co., Ltd.                              1,200   41,349
    Nissei Build Kogyo Co., Ltd.                             10,000   57,768
    Nissin Electric Co., Ltd.                                 6,900   83,798
    Nitto Boseki Co., Ltd.                                   22,000  128,174
    Noevir Holdings Co., Ltd.                                 1,900   98,484
    NOF Corp.                                                21,000  285,322
#   Nojima Corp.                                              4,100   66,360
    Nomura Co., Ltd.                                          6,300  133,311
    NS Solutions Corp.                                        5,400  113,688
    NS Tool Co., Ltd.                                           600   10,857
    NSD Co., Ltd.                                             2,700   51,498
    Nuflare Technology, Inc.                                    700   37,456
    Obara Group, Inc.                                         2,000  110,581
    Ohashi Technica, Inc.                                       200    2,567
    Ohsho Food Service Corp.                                  2,000   77,807
    Okamoto Industries, Inc.                                  8,000   87,577
    Okamoto Machine Tool Works, Ltd.                          9,000   23,271
    Oki Electric Industry Co., Ltd.                           2,400   32,861
    Okinawa Cellular Telephone Co.                            1,900   66,796
#   Ootoya Holdings Co., Ltd.                                   800   14,837
*   Open Door, Inc.                                             400   12,289

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Open House Co., Ltd.                                      5,400 $178,725
    OPT Holdings, Inc.                                        1,300   16,399
    Optex Group Co., Ltd.                                     2,500   83,946
*   Optim Corp.                                                 800   22,332
    OSAKA Titanium Technologies Co., Ltd.                     2,800   43,205
    Osaki Electric Co., Ltd.                                  6,000   45,871
#   OSG Corp.                                                11,600  244,578
    OSJB Holdings Corp.                                      16,500   45,322
#   Outsourcing, Inc.                                         2,700  134,871
    Pack Corp. (The)                                          2,000   64,699
    PAL GROUP Holdings Co., Ltd.                              1,700   54,261
    PAPYLESS Co., Ltd.                                          400   11,362
    Paramount Bed Holdings Co., Ltd.                          2,400  109,344
    Pasona Group, Inc.                                        2,300   25,566
#   PC Depot Corp.                                            4,200   24,175
    PCI Holdings, Inc.                                          500   12,157
    Penta-Ocean Construction Co., Ltd.                       40,500  241,261
#   Pepper Food Service Co., Ltd.                             1,000   36,986
    PIA Corp.                                                   900   31,924
    Pilot Corp.                                               5,800  252,640
    Piolax, Inc.                                              4,200  116,025
#*  Pioneer Corp.                                            40,600   80,170
    Plenus Co., Ltd.                                          2,800   65,584
    Poletowin Pitcrew Holdings, Inc.                          4,300   57,326
    Pressance Corp.                                           4,900   67,632
    Prestige International, Inc.                              8,600   94,190
    Prima Meat Packers, Ltd.                                 24,000  153,220
    Proto Corp.                                               1,700   26,574
    Qol Co., Ltd.                                             3,100   50,017
    Quick Co., Ltd.                                           1,000   14,362
    Raccoon Co., Ltd.                                         3,500   22,025
    Raito Kogyo Co., Ltd.                                     5,300   57,252
    Rakus Co., Ltd.                                           1,000   21,968
    Rasa Industries, Ltd.                                    10,000   14,119
    Renaissance, Inc.                                         1,100   19,917
    Resorttrust, Inc.                                        12,700  234,106
    Rheon Automatic Machinery Co., Ltd.                       3,100   33,535
    Ride On Express Co., Ltd.                                 1,500   13,771
    Riken Vitamin Co., Ltd.                                   1,100   43,004
    Ringer Hut Co., Ltd.                                      3,800   87,793
    Riso Kyoiku Co., Ltd.                                     9,600   71,869
    Rock Field Co., Ltd.                                      3,300   55,810
    Rohto Pharmaceutical Co., Ltd.                           13,400  270,685
    Rokko Butter Co., Ltd.                                    2,400   54,257
    Roland DG Corp.                                           2,000   50,120
#   Rorze Corp.                                               2,100   45,258
    Round One Corp.                                          12,200  130,296
    Royal Holdings Co., Ltd.                                  4,500  107,871
    RS Technologies Co., Ltd.                                   600   23,258
#*  RVH, Inc.                                                 3,200   20,751
#   S Foods, Inc.                                             2,300   85,633
    Sac's Bar Holdings, Inc.                                  2,600   28,580
    Sagami Rubber Industries Co., Ltd.                        2,000   30,702

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
    Saizeriya Co., Ltd.                                       4,800 $139,640
    Sakai Moving Service Co., Ltd.                            1,600   77,220
    Sakata INX Corp.                                          6,800  122,963
#   Sakura Internet, Inc.                                     3,800   29,192
    San-A Co., Ltd.                                           2,800  124,881
    Sanei Architecture Planning Co., Ltd.                       700   12,483
#*  Sanix, Inc.                                               9,100   21,715
    Sanken Electric Co., Ltd.                                18,000   91,251
    Sankyu, Inc.                                             33,000  248,551
    Sanrio Co., Ltd.                                          1,300   26,110
    Sanwa Holdings Corp.                                     11,600  125,612
    Sanyo Trading Co., Ltd.                                   1,700   38,733
    Sapporo Holdings, Ltd.                                    9,100  247,852
    Sato Holdings Corp.                                       3,400   81,543
    Sawai Pharmaceutical Co., Ltd.                            4,600  259,264
    SBS Holdings, Inc.                                        1,700   12,974
#   Scala, Inc.                                               1,800   13,848
#   Seed Co., Ltd.                                            1,000   21,300
    Seiren Co., Ltd.                                          8,200  138,590
    Senko Group Holdings Co., Ltd.                           12,800   87,137
#   Septeni Holdings Co., Ltd.                               16,000   48,914
#   SFP Holdings Co., Ltd.                                    1,900   29,992
    Shibaura Electronics Co., Ltd.                              800   26,962
    Shibuya Corp.                                             2,700   82,208
    Shinnihon Corp.                                           6,000   48,872
#   Shinoken Group Co., Ltd.                                  2,300   54,732
    Shinwa Co., Ltd.                                          1,400   27,874
    Ship Healthcare Holdings, Inc.                            6,500  199,487
    Shoei Co., Ltd.                                           1,700   48,695
    Shoei Foods Corp.                                         2,400  102,708
    Showa Sangyo Co., Ltd.                                   15,000   81,511
    SIGMAXYZ, Inc.                                            2,800   20,585
#   Siix Corp.                                                2,800  119,330
    Sinfonia Technology Co., Ltd.                            22,000   92,326
    Sinko Industries, Ltd.                                    2,400   36,666
    SMS Co., Ltd.                                             5,100  161,388
#   Snow Peak, Inc.                                             400   11,760
    Softbank Technology Corp.                                 3,200   51,326
#   Softbrain Co., Ltd.                                       5,500   21,561
    Softcreate Holdings Corp.                                 1,100   14,486
    Software Service, Inc.                                      300   13,610
    Sogo Medical Co., Ltd.                                    1,200   54,892
    Soliton Systems K.K.                                      1,900   18,181
*   Sosei Group Corp.                                         2,700  280,133
    Sparx Group Co., Ltd.                                    16,500   32,887
    SRA Holdings                                              1,600   43,864
    Srg Takamiya Co., Ltd.                                    3,600   18,821
    ST Corp.                                                  1,200   30,114
    St Marc Holdings Co., Ltd.                                2,400   75,009
    Starts Corp., Inc.                                        4,900  128,035
    Starzen Co., Ltd.                                         1,200   53,761
#   Stella Chemifa Corp.                                      2,300   64,652
    Studio Alice Co., Ltd.                                    1,300   30,528

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
JAPAN -- (Continued)
#   Sumida Corp.                                               3,800 $ 72,688
    Sumitomo Mitsui Construction Co., Ltd.                   118,900  129,276
    Sumitomo Osaka Cement Co., Ltd.                           47,000  219,998
    Sumitomo Seika Chemicals Co., Ltd.                         1,100   55,305
    Sun Frontier Fudousan Co., Ltd.                            3,000   32,016
    Systena Corp.                                              3,300   75,650
    Syuppin Co., Ltd.                                          1,400   28,751
    T-Gaia Corp.                                               4,800   96,062
    Tadano, Ltd.                                               2,500   30,964
    Taisei Lamick Co., Ltd.                                      600   15,837
    Taiyo Holdings Co., Ltd.                                   2,700  128,295
    Taiyo Yuden Co., Ltd.                                     17,000  285,464
#   Takara Leben Co., Ltd.                                    12,100   55,508
    Takeuchi Manufacturing Co., Ltd.                           6,000  116,299
    Takuma Co., Ltd.                                          11,100  113,683
    Tama Home Co., Ltd.                                        1,700   11,249
    Tanseisha Co., Ltd.                                        3,000   30,251
    Tayca Corp.                                                5,000   44,223
    Tazmo Co., Ltd.                                            1,100   21,760
    TDC Software Engineering, Inc.                             1,300   14,691
    TechMatrix Corp.                                           2,600   43,418
    TechnoPro Holdings, Inc.                                   5,400  231,677
    Tecnos Japan, Inc.                                         3,400   33,829
    Tenpos Busters Co., Ltd.                                     800   14,077
    TIS, Inc.                                                 10,700  323,459
    Tobishima Corp.                                           29,600   45,304
    Tocalo Co., Ltd.                                           2,300   87,880
    Toei Animation Co., Ltd.                                     800   60,853
    Togami Electric Manufacturing Co., Ltd.                    5,000   21,937
    Toho Co., Ltd.                                               900   23,642
#   Toho Titanium Co., Ltd.                                    6,800   52,662
    Toho Zinc Co., Ltd.                                       21,000   90,424
    Tokai Corp.                                                1,400   61,863
    TOKAI Holdings Corp.                                      13,100  100,738
    Token Corp.                                                1,340  170,362
*   Tokuyama Corp.                                            50,000  227,153
#*  Tokyo Base Co., Ltd.                                         700   33,045
    Tokyo Dome Corp.                                          11,600  111,647
#   Tokyo Individualized Educational Institute, Inc.           3,400   39,135
    Tokyo Rope Manufacturing Co., Ltd.                         2,700   41,346
    Tokyo Seimitsu Co., Ltd.                                   6,100  211,586
    Tokyu Construction Co., Ltd.                              11,700   93,564
    Tomy Co., Ltd.                                            13,900  170,031
    Topcon Corp.                                              17,400  297,705
    Topre Corp.                                                4,400  115,988
    Torex Semiconductor, Ltd.                                    700   11,648
    Toridoll Holdings Corp.                                    4,100  114,924
#   Torikizoku Co., Ltd.                                       1,400   32,751
    Toshiba TEC Corp.                                         21,000  116,237
    Tosho Co., Ltd.                                            1,300   60,044
    Totetsu Kogyo Co., Ltd.                                    3,500  109,277
    Tow Co., Ltd.                                              2,400   19,158
#   Towa Corp.                                                 4,000   62,318

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
JAPAN -- (Continued)
    Towa Pharmaceutical Co., Ltd.                              1,100 $ 53,132
    Toyo Construction Co., Ltd.                                7,600   32,534
    Toyo Tire & Rubber Co., Ltd.                               5,000  102,633
    Toyobo Co., Ltd.                                          91,000  173,274
    TPR Co., Ltd.                                              3,200  101,053
    Trancom Co., Ltd.                                          1,400   69,192
#   Transaction Co., Ltd.                                      1,800   18,675
    Tri Chemical Laboratories, Inc.                              900   24,709
    Trust Tech, Inc.                                             900   18,912
    TS Tech Co., Ltd.                                          5,300  157,079
#   Tsubaki Nakashima Co., Ltd.                                3,600   72,257
    Tsubakimoto Chain Co.                                     15,000  127,267
    Tsukada Global Holdings, Inc.                                900    4,898
    Tsukui Corp.                                              10,300   62,547
    UMC Electronics Co Ltd                                       800   13,820
    United Arrows, Ltd.                                        4,400  133,356
#   UNITED, Inc.                                               1,600   39,942
*   Unitika, Ltd.                                            114,000   80,618
    Urbanet Corp. Co., Ltd.                                    4,400   17,594
*   UT Group Co., Ltd.                                         4,200   75,402
#   V Technology Co., Ltd.                                       800  136,962
*   V-Cube, Inc.                                               2,400   13,509
    Valor Holdings Co., Ltd.                                   4,900  110,739
    ValueCommerce Co., Ltd.                                    3,700   22,973
    Vector, Inc.                                               4,000   58,219
    VIA Holdings, Inc.                                         3,800   33,325
#*  Vision, Inc.                                               1,400   33,601
    Voyage Group, Inc.                                         1,700   32,011
    VT Holdings Co., Ltd.                                     16,600   84,856
    Warabeya Nichiyo Holdings Co., Ltd.                        1,700   45,901
    Watahan & Co., Ltd.                                          600   12,653
    WATAMI Co., Ltd.                                           3,300   40,341
    Watts Co., Ltd.                                            1,000   13,093
    WDB Holdings Co., Ltd.                                       900   18,817
    Weathernews, Inc.                                          1,500   46,644
#   Wellnet Corp.                                              3,400   42,164
    West Holdings Corp.                                        1,300   10,035
    Will Group, Inc.                                           2,700   22,685
    WIN-Partners Co., Ltd.                                     2,200   27,882
    WirelessGate, Inc.                                         1,300   17,033
    Workman Co., Ltd.                                            600   18,232
#   World Holdings Co., Ltd.                                   1,300   31,630
    Wowow, Inc.                                                  800   23,243
#   YA-MAN, Ltd.                                                 400   30,864
    Yahagi Construction Co., Ltd.                              2,700   22,374
#   Yakuodo Co., Ltd.                                          2,100   57,358
    YAMABIKO Corp.                                             3,900   47,155
#   YAMADA Consulting Group Co., Ltd.                            400   25,220
    Yamaichi Electronics Co., Ltd.                             4,400   85,656
#   Yamashin-Filter Corp.                                        900   20,100
    Yamazen Corp.                                              8,000   82,130
    Yaoko Co., Ltd.                                            2,900  125,130
#   Yasunaga Corp.                                               900   13,365

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
#   Yokowo Co., Ltd.                                         3,100 $    40,982
    Yomiuri Land Co., Ltd.                                   7,000      33,373
    Yondoshi Holdings, Inc.                                  2,500      62,791
    Yuasa Trading Co., Ltd.                                  1,799      57,641
#   Yume No Machi Souzou Iinkai Co., Ltd.                    3,600      41,001
#   Yumeshin Holdings Co., Ltd.                              6,200      42,259
    Zenrin Co., Ltd.                                         3,700     113,871
*   ZIGExN Co., Ltd.                                         2,300      33,541
    Zojirushi Corp.                                          6,200      64,726
                                                                   -----------
TOTAL JAPAN                                                         41,795,465
                                                                   -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV                                  20,954     914,885
    AMG Advanced Metallurgical Group NV                      6,581     227,177
    Amsterdam Commodities NV                                 3,087      91,699
    BE Semiconductor Industries NV                           8,408     546,928
    Beter Bed Holding NV                                     3,126      58,034
    Corbion NV                                              14,030     453,118
#   Flow Traders                                             3,294      99,745
    Kendrion NV                                              2,944     125,593
    Koninklijke Vopak NV                                     8,125     386,851
    Nederland Apparatenfabriek                               1,004      46,117
#*  OCI NV                                                  15,498     332,022
    Refresco Group NV                                        9,070     177,217
    TKH Group NV                                             8,056     492,721
                                                                   -----------
TOTAL NETHERLANDS                                                    3,952,107
                                                                   -----------
NEW ZEALAND -- (0.7%)
#*  a2 Milk Co., Ltd.                                      107,510     356,523
    Freightways, Ltd.                                       21,627     129,105
    Gentrack Group, Ltd.                                     3,668      13,776
#   Mainfreight, Ltd.                                       12,805     233,680
    NZX, Ltd.                                               30,863      27,322
    Restaurant Brands New Zealand, Ltd.                     13,723      66,110
    Scales Corp., Ltd.                                       9,014      23,088
    SKYCITY Entertainment Group, Ltd.                       26,742      81,156
    Tourism Holdings, Ltd.                                  18,880      60,725
    Trade Me Group, Ltd.                                    25,558     105,084
    Z Energy, Ltd.                                          46,796     272,065
                                                                   -----------
TOTAL NEW ZEALAND                                                    1,368,634
                                                                   -----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                          42,126      29,219
    AF Gruppen ASA                                           3,576      68,045
    Atea ASA                                                 9,394     115,184
    Austevoll Seafood ASA                                    5,719      50,801
    Bakkafrost P/F                                           5,584     219,257
    Borregaard ASA                                          14,110     176,478
    Ekornes ASA                                              3,395      49,246
    Europris ASA                                             3,589      16,782
    Grieg Seafood ASA                                        6,614      54,297
#*  Hexagon Composites ASA                                   8,066      28,599

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
*   Nordic Semiconductor ASA                                     280 $    1,383
    Norway Royal Salmon ASA                                      903     15,496
#*  Norwegian Air Shuttle ASA                                  3,871     95,044
*   Norwegian Finans Holding ASA                               7,399     79,487
#   Protector Forsikring ASA                                   6,942     67,941
    Scatec Solar ASA                                           8,766     51,429
    Tomra Systems ASA                                         14,249    202,526
    Veidekke ASA                                              12,534    165,686
#   XXL ASA                                                    1,660     16,169
                                                                     ----------
TOTAL NORWAY                                                          1,503,069
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                             14,257     64,749
    CTT-Correios de Portugal SA                               17,409    113,524
    Mota-Engil SGPS SA                                         7,146     20,102
    NOS SGPS SA                                               36,138    229,980
                                                                     ----------
TOTAL PORTUGAL                                                          428,355
                                                                     ----------
SINGAPORE -- (1.0%)
    AEM Holdings, Ltd.                                        11,300     22,509
    Best World International, Ltd.                            63,500     72,088
    Boustead Singapore, Ltd.                                  31,700     22,197
    Breadtalk Group, Ltd.                                     10,600     13,690
    CITIC Envirotech, Ltd.                                    64,500     35,757
    CWT, Ltd.                                                 39,500     60,305
    Del Monte Pacific, Ltd.                                   78,600     17,962
    Delfi, Ltd.                                               46,100     68,182
    First Resources, Ltd.                                     63,100     87,014
    Health Management International, Ltd.                     52,961     25,975
    Japfa, Ltd.                                               27,800     11,888
#   M1, Ltd.                                                  51,000     67,925
    Nera Telecommunications, Ltd.                             35,300      9,898
    Oxley Holdings, Ltd.                                      21,900      9,365
#   Q&M Dental Group Singapore, Ltd.                          40,500     19,120
    QAF, Ltd.                                                 27,800     26,767
    Raffles Medical Group, Ltd.                              106,964    101,482
    Riverstone Holdings, Ltd.                                 29,200     22,731
    SATS, Ltd.                                                81,900    291,800
    SembCorp Marine, Ltd.                                     36,800     45,732
    Sheng Siong Group, Ltd.                                   67,600     47,136
    Sinarmas Land, Ltd.                                      148,500     46,524
#   Singapore Post, Ltd.                                     211,500    205,120
    StarHub, Ltd.                                             74,600    150,253
    UMS Holdings, Ltd.                                        39,800     31,112
    Valuetronics Holdings, Ltd.                               23,430     13,999
    Venture Corp., Ltd.                                       31,100    302,127
                                                                     ----------
TOTAL SINGAPORE                                                       1,828,658
                                                                     ----------
SPAIN -- (2.2%)
*   Amper SA                                                 111,447     31,432
    Atresmedia Corp. de Medios de Comunicacion SA              1,569     18,415
    Bolsas y Mercados Espanoles SHMSF SA                      15,337    562,531

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
    Cellnex Telecom SA                                        29,339 $  659,904
    Cia de Distribucion Integral Logista Holdings SA           5,325    137,496
    Cie Automotive SA                                          8,694    215,192
#   Distribuidora Internacional de Alimentacion SA           131,375    884,878
*   Fomento de Construcciones y Contratas SA                     721      7,932
*   Grupo Empresarial San Jose SA                              5,264     23,418
*   Grupo Ezentis SA                                          34,700     29,438
*   Indra Sistemas SA                                         25,407    393,106
    Mediaset Espana Comunicacion SA                           30,269    381,505
    Prosegur Cia de Seguridad SA                              30,484    208,354
    Tecnicas Reunidas SA                                       5,071    179,823
    Zardoya Otis SA                                           31,854    334,163
                                                                     ----------
TOTAL SPAIN                                                           4,067,587
                                                                     ----------
SWEDEN -- (2.5%)
    AddLife AB                                                   335      6,912
    AddTech AB Class B                                         8,569    167,160
#   Avanza Bank Holding AB                                     3,347    138,095
    Bilia AB Class A                                          10,590    102,312
    BioGaia AB Class B                                         2,436     90,826
    Clas Ohlson AB Class B                                     2,987     61,406
    Com Hem Holding AB                                        19,615    286,466
    Concentric AB                                              6,772    106,256
    eWork Group AB                                               992     11,412
#   Fagerhult AB                                               5,427     71,431
    Fenix Outdoor International AG                               744     78,611
    HIQ International AB                                       5,427     36,286
    Indutrade AB                                              13,388    330,260
#   Intrum Justitia AB                                        10,838    352,661
    ITAB Shop Concept AB Class B                                 219      1,891
    JM AB                                                     10,573    371,103
    Kindred Group P.L.C.                                      34,393    382,772
    Lagercrantz Group AB Class B                               9,636    109,105
    Loomis AB Class B                                          5,560    206,565
#   Modern Times Group MTG AB Class B                          3,279    113,958
#   Mycronic AB                                               11,837    123,393
    NCC AB Class B                                            12,996    338,151
    NetEnt AB                                                 26,816    258,745
    Nobia AB                                                  17,348    178,111
    Nolato AB Class B                                          1,051     46,154
    OEM International AB Class B                               1,286     28,198
    Oriflame Holding AG                                        6,118    234,873
    Proact IT Group AB                                         1,363     34,858
    Probi AB                                                     125      5,727
*   RaySearch Laboratories AB                                  4,094    100,208
*   SAS AB                                                    17,799     42,545
    Scandi Standard AB                                         5,545     39,653
    Sectra AB Class B                                          3,189     60,235
    SkiStar AB                                                   919     20,434

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Troax Group AB                                             1,539 $   43,279
                                                                     ----------
TOTAL SWEDEN                                                          4,580,052
                                                                     ----------
SWITZERLAND -- (4.0%)
    APG SGA SA                                                   229    103,291
    Ascom Holding AG                                           2,663     52,741
    Autoneum Holding AG                                          405     97,321
    Belimo Holding AG                                             70    290,244
    Bobst Group SA                                             1,366    152,084
    Bossard Holding AG Class A                                 1,042    225,333
    Bucher Industries AG                                         708    236,081
#   Burckhardt Compression Holding AG                            409    121,480
    Burkhalter Holding AG                                        526     74,523
    Cembra Money Bank AG                                       3,948    354,156
    Coltene Holding AG                                           469     48,515
    Daetwyler Holding AG                                       1,020    166,710
    DKSH Holding AG                                            3,729    293,447
    dormakaba Holding AG                                         513    457,258
    Emmi AG                                                      268    188,818
    Feintool International Holding AG                            104     12,701
    Forbo Holding AG                                             193    293,040
    Georg Fischer AG                                             572    650,559
    Gurit Holding AG                                              63     75,700
#   HOCHDORF Holding AG                                           95     28,486
    Implenia AG                                                  793     58,646
    Inficon Holding AG                                           308    168,913
    Interroll Holding AG                                         102    133,739
    Kardex AG                                                  1,031    113,635
    Komax Holding AG                                             373    108,954
    Kudelski SA                                                  648     10,317
    LEM Holding SA                                                97    117,361
    Logitech International SA                                 23,464    851,626
    Mobilezone Holding AG                                      1,731     25,060
    Panalpina Welttransport Holding AG                           878    111,161
    Sunrise Communications Group AG                            4,993    393,768
    Temenos Group AG                                           8,866    857,043
    u-blox Holding AG                                          1,117    221,810
    VZ Holding AG                                                425    136,876
    Walter Meier AG                                              655     30,465
#   Ypsomed Holding AG                                           435     67,921
    Zuger Kantonalbank AG                                          2     11,055
                                                                     ----------
TOTAL SWITZERLAND                                                     7,340,838
                                                                     ----------
UNITED KINGDOM -- (15.3%)
    4imprint Group P.L.C.                                      3,995     83,273
    888 Holdings P.L.C.                                       36,213    123,042
    A.G. Barr P.L.C.                                          16,744    132,341
    Arrow Global Group P.L.C.                                 21,185    122,181
    Ashmore Group P.L.C.                                      59,811    283,942
    AVEVA Group P.L.C.                                        10,575    276,851
    Avon Rubber P.L.C.                                         3,805     50,249
    B&M European Value Retail SA                             116,868    555,423

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
UNITED KINGDOM -- (Continued)
    Berendsen P.L.C.                                          23,844 $401,091
    Bodycote P.L.C.                                           21,070  252,942
    Booker Group P.L.C.                                      244,737  621,499
    Brewin Dolphin Holdings P.L.C.                            44,941  213,000
    Britvic P.L.C.                                            44,142  415,678
    Capita P.L.C.                                             62,221  540,633
*   Carclo P.L.C.                                             11,419   25,334
    Card Factory P.L.C.                                       34,398  138,969
*   Carpetright P.L.C.                                         8,071   20,785
    Charles Taylor P.L.C.                                      3,056    9,656
    Cineworld Group P.L.C.                                    27,790  252,669
    City of London Investment Group P.L.C.                     3,921   21,505
    Cobham P.L.C.                                            144,142  252,490
    Computacenter P.L.C.                                       7,825   91,317
    Connect Group P.L.C.                                      39,116   57,290
    Costain Group P.L.C.                                      15,171   93,794
    Cranswick P.L.C.                                           7,329  280,602
    Daily Mail & General Trust P.L.C.                         31,780  267,282
#   Dairy Crest Group P.L.C.                                  23,307  182,424
    Devro P.L.C.                                              22,596   64,369
    Dignity P.L.C.                                             6,156  206,982
    Diploma P.L.C.                                            15,720  223,701
    Domino's Pizza Group P.L.C.                               70,817  248,875
    DS Smith P.L.C.                                           99,755  635,453
    Dunelm Group P.L.C.                                       13,066  103,825
    Electrocomponents P.L.C.                                  75,809  620,460
    esure Group P.L.C.                                        53,674  209,665
*   Evraz P.L.C.                                              59,708  187,649
    FDM Group Holdings P.L.C.                                 16,106  195,228
    Ferrexpo P.L.C.                                           45,352  142,459
    Fidessa Group P.L.C.                                       5,999  179,018
    Forterra P.L.C.                                           13,896   53,186
    Foxtons Group P.L.C.                                      10,460   12,392
    Games Workshop Group P.L.C.                                4,454   94,220
    Go-Ahead Group P.L.C.                                      6,811  161,403
*   Gocompare.Com Group P.L.C.                                38,988   58,177
    Greggs P.L.C.                                             17,183  249,371
    Halma P.L.C.                                              52,695  763,791
    Hays P.L.C.                                              227,041  499,291
    Hill & Smith Holdings P.L.C.                              13,954  246,630
    Hilton Food Group P.L.C.                                  10,810   96,435
    Hochschild Mining P.L.C.                                   5,904   24,668
    HomeServe P.L.C.                                          44,384  424,252
    Howden Joinery Group P.L.C.                               99,156  556,152
    Ibstock P.L.C.                                            33,981  114,385
    IG Group Holdings P.L.C.                                  57,120  479,786
    IMI P.L.C.                                                46,021  730,831
    Inmarsat P.L.C.                                           67,311  688,873
    ITE Group P.L.C.                                          49,057  117,050
    IWG P.L.C.                                               107,506  465,794
    J D Wetherspoon P.L.C.                                    14,997  202,361
    James Fisher & Sons P.L.C.                                 8,444  174,793
    Jardine Lloyd Thompson Group P.L.C.                       18,346  287,231

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
UNITED KINGDOM -- (Continued)
    JD Sports Fashion P.L.C.                                  68,015 $321,499
    John Menzies P.L.C.                                       15,128  139,949
    Jupiter Fund Management P.L.C.                            66,317  466,595
*   KAZ Minerals P.L.C.                                       41,405  392,174
    KCOM Group P.L.C.                                        104,431  126,438
    LSL Property Services P.L.C.                               5,691   19,075
    Marshalls P.L.C.                                          32,570  164,862
    McBride P.L.C.                                            32,642   81,408
    Mitie Group P.L.C.                                        41,880  147,199
    Moneysupermarket.com Group P.L.C.                         83,561  365,857
    Morgan Advanced Materials P.L.C.                          53,340  210,614
*   Mothercare P.L.C.                                         22,662   30,413
    NCC Group P.L.C.                                           3,465    8,857
    Norcros P.L.C.                                             4,164    9,850
#*  Ocado Group P.L.C.                                        82,986  329,674
    On the Beach Group P.L.C.                                  6,230   38,269
    OneSavings Bank P.L.C.                                     4,812   25,036
    Oxford Instruments P.L.C.                                  8,926  123,118
    Pagegroup P.L.C.                                          61,044  394,589
    PayPoint P.L.C.                                            8,936  105,602
    Petrofac, Ltd.                                            34,137  201,708
    Photo-Me International P.L.C.                             37,114   80,213
    Playtech P.L.C.                                           39,611  501,970
    Polypipe Group P.L.C.                                     29,071  154,143
    Provident Financial P.L.C.                                12,909  351,420
    QinetiQ Group P.L.C.                                      85,986  273,494
    Rank Group P.L.C.                                         16,061   49,601
    Rathbone Brothers P.L.C.                                   2,955  104,160
    Renishaw P.L.C.                                            6,217  341,724
    Rentokil Initial P.L.C.                                  140,789  539,576
    Restaurant Group P.L.C. (The)                              7,431   32,782
    Ricardo P.L.C.                                             8,628   87,886
    Rightmove P.L.C.                                          13,622  755,662
    Robert Walters P.L.C.                                      7,863   49,162
    Rotork P.L.C.                                            142,199  434,369
    Sanne Group P.L.C.                                         1,118   10,192
    Savills P.L.C.                                            20,740  250,108
    Softcat P.L.C.                                            13,580   71,463
    Spirax-Sarco Engineering P.L.C.                           11,041  810,319
    SSP Group P.L.C.                                          76,917  517,037
    Stagecoach Group P.L.C.                                   55,674  132,425
    Sthree P.L.C.                                             18,516   77,697
    SuperGroup P.L.C.                                          6,417  126,891
    Synthomer P.L.C.                                          46,180  298,452
#   TalkTalk Telecom Group P.L.C.                             74,998  177,880
    Tarsus Group P.L.C.                                        8,252   32,648
    Tate & Lyle P.L.C.                                        63,855  566,213
    Ted Baker P.L.C.                                           4,689  155,607
    Telecom Plus P.L.C.                                        9,506  143,650
    Thomas Cook Group P.L.C.                                 282,306  409,006
    Topps Tiles P.L.C.                                        21,718   23,727
    Ultra Electronics Holdings P.L.C.                         12,463  344,459
    Victrex P.L.C.                                            13,443  349,860

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Vitec Group P.L.C. (The)                               4,931 $     65,581
      Vp P.L.C.                                                816        9,117
      WH Smith P.L.C.                                       19,030      442,092
*     Wizz Air Holdings P.L.C.                               2,564       88,003
      XP Power, Ltd.                                         2,430       84,479
      ZPG P.L.C.                                            42,319      203,869
                                                                   ------------
TOTAL UNITED KINGDOM                                                 28,134,741
                                                                   ------------
TOTAL COMMON STOCKS                                                 164,751,584
                                                                   ------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
      Fuchs Petrolub SE                                      8,841      524,849
      Jungheinrich AG                                        5,155      204,560
      Sartorius AG                                           3,844      363,315
      Sixt SE                                                1,982      112,572
      Villeroy & Boch AG                                     1,484       31,684
                                                                   ------------
TOTAL GERMANY                                                         1,236,980
                                                                   ------------
TOTAL PREFERRED STOCKS                                                1,236,980
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Link Administration Holdings, Ltd. Rights 07/17/17    17,632           --
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         165,988,564
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund                     1,527,332   17,674,281
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $154,665,697)^^                $183,662,845
                                                                   ============

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia                            -- $ 11,104,176   --    $ 11,104,176
   Austria                              --    1,989,089   --       1,989,089
   Belgium                     $   105,323    2,473,066   --       2,578,389
   Canada                       14,605,703           --   --      14,605,703
   China                                --       75,338   --          75,338
   Denmark                              --    3,030,288   --       3,030,288
   Finland                              --    4,035,495   --       4,035,495
   France                               --    9,297,690   --       9,297,690
   Germany                          16,531    9,156,694   --       9,173,225
   Hong Kong                            --    4,168,750   --       4,168,750
   Ireland                              --      979,213   --         979,213
   Israel                               --    1,333,174   --       1,333,174
   Italy                                --    7,381,548   --       7,381,548
   Japan                                --   41,795,465   --      41,795,465
   Netherlands                          --    3,952,107   --       3,952,107
   New Zealand                          --    1,368,634   --       1,368,634
   Norway                               --    1,503,069   --       1,503,069
   Portugal                             --      428,355   --         428,355
   Singapore                            --    1,828,658   --       1,828,658
   Spain                                --    4,067,587   --       4,067,587
   Sweden                               --    4,580,052   --       4,580,052
   Switzerland                          --    7,340,838   --       7,340,838
   United Kingdom                       --   28,134,741   --      28,134,741
Preferred Stocks
   Germany                              --    1,236,980   --       1,236,980
Securities Lending Collateral           --   17,674,281   --      17,674,281
                               ----------- ------------   --    ------------
TOTAL                          $14,727,557 $168,935,288   --    $183,662,845
                               =========== ============   ==    ============

                       DFA SOCIAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
AGENCY OBLIGATIONS -- (19.6%)
Federal Farm Credit Bank
    5.150%, 11/15/19                                           970  $ 1,049,327
Federal Home Loan Bank
    1.875%, 03/13/20                                           440      444,225
    4.125%, 03/13/20                                           500      533,162
    1.875%, 11/29/21                                         1,700    1,707,245
    2.625%, 12/10/21                                         1,500    1,549,743
    3.250%, 03/08/24                                           250      266,991
    2.875%, 06/14/24                                           700      726,246
    5.375%, 08/15/24                                           800      960,660
    2.875%, 09/13/24                                         1,000    1,036,065
    2.750%, 12/13/24                                         1,000    1,029,087
    5.750%, 06/12/26                                           200      249,559
Federal Home Loan Mortgage Corp.
    6.750%, 03/15/31                                           250      362,537
Federal National Mortgage Association
    1.875%, 09/18/18                                           220      221,443
    2.000%, 01/05/22                                         2,000    2,012,050
    2.625%, 09/06/24                                           800      822,274
    2.125%, 04/24/26                                           500      488,849
    1.875%, 09/24/26                                         1,050    1,000,484
    6.250%, 05/15/29                                           180      244,230
    7.250%, 05/15/30                                           450      670,302
    6.625%, 11/15/30                                         1,200    1,715,696
Tennessee Valley Authority
    2.875%, 09/15/24                                           750      780,211
    2.875%, 02/01/27                                         2,000    2,056,288
    7.125%, 05/01/30                                           500      728,264
                                                                    -----------
TOTAL AGENCY OBLIGATIONS                                             20,654,938
                                                                    -----------
BONDS -- (54.2%)
21st Century Fox America, Inc.
    3.000%, 09/15/22                                           180      182,959
    3.700%, 09/15/24                                           200      208,766
3M Co.
    1.625%, 06/15/19                                           375      375,655
    6.375%, 02/15/28                                            83      107,101
ABB Finance USA, Inc.
    2.875%, 05/08/22                                           100      102,571
Abbott Laboratories
    3.250%, 04/15/23                                            50       51,215
Adobe Systems, Inc.
    3.250%, 02/01/25                                           160      165,320
Advance Auto Parts, Inc.
    4.500%, 12/01/23                                           200      213,551
Aetna, Inc.
    3.500%, 11/15/24                                            50       51,940
Aflac, Inc.
    3.625%, 11/15/24                                           250      263,896
    3.250%, 03/17/25                                            50       50,882

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Ahold Finance USA LLC
    6.875%, 05/01/29                                            40  $    50,392
Airbus SE
##  3.150%, 04/10/27                                           200      202,956
Allstate Corp. (The)
    3.150%, 06/15/23                                           500      514,768
Alphabet, Inc.
    3.375%, 02/25/24                                           200      210,536
    1.998%, 08/15/26                                           200      188,812
American Express Credit Corp.
    3.300%, 05/03/27                                           200      201,463
American Honda Finance Corp.
    2.300%, 09/09/26                                           250      236,326
American International Group, Inc.
    4.125%, 02/15/24                                            50       53,164
    3.750%, 07/10/25                                           150      155,129
Ameriprise Financial, Inc.
    4.000%, 10/15/23                                            30       32,364
    3.700%, 10/15/24                                           400      418,967
Amgen, Inc.
    3.125%, 05/01/25                                           200      202,206
Analog Devices, Inc.
    3.900%, 12/15/25                                            33       34,753
Anthem, Inc.
    3.500%, 08/15/24                                           150      155,283
ANZ New Zealand International Ltd.
##  3.450%, 07/17/27                                           500      503,893
Aon P.L.C.
    3.500%, 06/14/24                                           275      282,540
Apple, Inc.
    3.250%, 02/23/26                                           250      255,289
    3.350%, 02/09/27                                           800      821,946
    3.000%, 06/20/27                                           500      499,600
Applied Materials, Inc.
    3.300%, 04/01/27                                           300      306,553
ASB Finance, Ltd.
    0.500%, 06/10/22                                    EUR    225      266,636
Asian Development Bank
    2.000%, 01/22/25                                           150      147,182
AT&T, Inc.
    3.875%, 08/15/21                                           150      157,393
    3.000%, 02/15/22                                            50       50,605
    3.950%, 01/15/25                                           350      359,156
Australia & New Zealand Banking Group, Ltd.
    3.700%, 11/16/25                                           250      263,906
Autodesk, Inc.
    4.375%, 06/15/25                                           150      159,822
Automatic Data Processing, Inc.
    3.375%, 09/15/25                                           100      104,586
AutoZone, Inc.
    2.500%, 04/15/21                                            70       70,027
    3.125%, 04/21/26                                           200      194,294

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Avnet, Inc.
    4.625%, 04/15/26                                            250  $  259,323
Bank of America Corp.
    3.300%, 01/11/23                                            150     153,924
    4.000%, 04/01/24                                            250     264,113
Bank of Montreal
    2.375%, 01/25/19                                            100     100,891
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24                                            300     316,028
    Barclays P.L.C.
    4.375%, 01/12/26                                            200     209,398
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24                                            275     274,547
Bemis Co., Inc.
    4.500%, 10/15/21                                            100     106,905
Berkshire Hathaway, Inc.
    3.125%, 03/15/26                                            407     414,862
BHP Billiton Finance USA, Ltd.
    3.850%, 09/30/23                                            400     429,350
BlackRock, Inc.
    3.375%, 06/01/22                                            100     104,870
BMW U.S. Capital LLC
##  2.800%, 04/11/26                                             75      73,436
Boston Scientific Corp.
    6.000%, 01/15/20                                             55      60,025
    2.850%, 05/15/20                                            300     304,480
BP Capital Markets P.L.C.
    3.535%, 11/04/24                                             50      51,726
BPCE SA
    4.000%, 04/15/24                                            500     530,406
British Columbia, Province of Canada
    6.500%, 01/15/26                                            200     252,970
Brown & Brown, Inc.
4.200%, 09/15/24                                                 40      42,249
Buckeye Partners L.P.
    3.950%, 12/01/26                                            225     224,654
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                             75      76,292
CA, Inc.
    4.500%, 08/15/23                                            100     104,341
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                             50      49,529
Capital One Financial Corp.
    3.750%, 04/24/24                                             50      51,514
Cardinal Health, Inc.
    4.625%, 12/15/20                                             75      81,105
    3.410%, 06/15/27                                            200     201,942
CBS Corp.
    3.500%, 01/15/25                                            250     254,182
Charles Schwab Corp. (The)
    3.200%, 03/02/27                                            200     201,940

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Chevron Corp.
    2.419%, 11/17/20                                             50  $   50,705
    2.355%, 12/05/22                                            500     500,338
Chubb INA Holdings, Inc.
    3.350%, 05/15/24                                             50      51,877
Cigna Corp.
    3.250%, 04/15/25                                            250     253,108
Cisco Systems, Inc.
    2.200%, 02/28/21                                             50      50,409
Citigroup, Inc.
    3.875%, 10/25/23                                            180     189,035
CME Group, Inc.
    3.000%, 03/15/25                                             85      85,970
CMS Energy Corp.
    3.875%, 03/01/24                                            175     183,078
CNA Financial Corp.
    3.950%, 05/15/24                                            300     312,642
    4.500%, 03/01/26                                             30      32,383
Coach, Inc.
    4.250%, 04/01/25                                            300     310,261
    Coca-Cola Co. (The)
    3.150%, 11/15/20                                             48      49,955
    3.200%, 11/01/23                                          1,000   1,043,293
Colgate-Palmolive Co.
    3.250%, 03/15/24                                            100     104,277
Comcast Corp.
    3.150%, 03/01/26                                            200     202,360
Commonwealth Bank of Australia
    2.400%, 11/02/20                                            250     252,157
##  2.850%, 05/18/26                                            250     244,211
ConocoPhillips Co.
    3.350%, 11/15/24                                            300     308,837
Cooperatieve Rabobank UA
    3.875%, 02/08/22                                             50      53,275
Credit Suisse New York
    3.625%, 09/09/24                                            500     519,645
CSX Corp.
    3.700%, 10/30/20                                             70      73,219
CVS Health Corp.
    2.750%, 12/01/22                                            200     201,832
    3.875%, 07/20/25                                             67      70,283
Deere & Co.
    5.375%, 10/16/29                                             80      97,829
Deutsche Bank AG
    3.700%, 05/30/24                                             30      30,475
    4.100%, 01/13/26                                            200     205,471
Discovery Communications LLC
    3.250%, 04/01/23                                             75      75,060
Dollar General Corp.
    3.250%, 04/15/23                                            100     102,318
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20                                            250     254,060

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
Dominion Energy, Inc.
     3.625%, 12/01/24                                            100   $103,228
Dow Chemical Co. (The)
     4.250%, 11/15/20                                            150    159,399
     3.000%, 11/15/22                                             30     30,746
     3.500%, 10/01/24                                            200    207,061
Dr Pepper Snapple Group, Inc.
     3.400%, 11/15/25                                            250    255,309
Duke Energy Corp.
     3.750%, 04/15/24                                            275    289,985
Eaton Corp.
     2.750%, 11/02/22                                            207    209,581
eBay, Inc.
     2.600%, 07/15/22                                            175    174,405
Electricite de France SA
##   2.350%, 10/13/20                                             30     30,281
Electronic Arts, Inc.
     4.800%, 03/01/26                                             50     55,119
Emerson Electric Co.
     2.625%, 12/01/21                                            450    459,889
Enterprise Products Operating LLC
     3.900%, 02/15/24                                            200    209,165
EOG Resources, Inc.
     5.875%, 09/15/17                                            100    100,492
     4.150%, 01/15/26                                            100    106,297
ERAC USA Finance LLC
##   3.850%, 11/15/24                                            200    206,989
European Investment Bank
     3.250%, 01/29/24                                            100    106,095
Eversource Energy
     2.500%, 03/15/21                                            100     99,961
Exelon Corp.
     2.850%, 06/15/20                                            150    152,967
     3.400%, 04/15/26                                            200    202,549
Express Scripts Holding Co.
     3.900%, 02/15/22                                             75     78,772
     3.500%, 06/15/24                                            250    255,848
Exxon Mobil Corp.
     2.222%, 03/01/21                                            550    555,243
FedEx Corp.
     2.625%, 08/01/22                                            100    101,304
Fidelity National Information Services, Inc.
     5.000%, 10/15/25                                             63     71,147
Ford Motor Credit Co. LLC
     3.200%, 01/15/21                                            200    203,843
     4.375%, 08/06/23                                            200    211,514
GATX Corp.
     3.250%, 09/15/26                                            100     98,102
General Mills, Inc.
     3.150%, 12/15/21                                            200    206,505
General Motors Financial Co., Inc.
     5.250%, 03/01/26                                            250    271,216

                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
Georgia-Pacific LLC
     7.750%, 11/15/29                                             40   $ 56,256
Gilead Sciences, Inc.
     4.500%, 04/01/21                                             30     32,442
     3.650%, 03/01/26                                            100    104,260
Goldcorp, Inc.
     3.625%, 06/09/21                                            190    197,211
Goldman Sachs Group, Inc. (The)
     3.750%, 02/25/26                                            500    511,412
Halliburton Co.
     3.500%, 08/01/23                                            200    207,478
Harley-Davidson Financial Services, Inc.
##   2.150%, 02/26/20                                            100     99,864
Hasbro, Inc.
     3.150%, 05/15/21                                             97     99,233
Home Depot, Inc. (The)
     2.000%, 04/01/21                                            100    100,115
     2.700%, 04/01/23                                             75     76,381
Honeywell International, Inc.
     2.500%, 11/01/26                                            200    192,538
HSBC Holdings P.L.C.
     4.000%, 03/30/22                                            350    371,737
Humana, Inc.
     3.150%, 12/01/22                                            400    408,755
Huntington Bancshares, Inc.
     3.150%, 03/14/21                                             75     76,854
     2.300%, 01/14/22                                            300    296,764
Hyatt Hotels Corp.
     3.375%, 07/15/23                                            100    102,301
Illinois Tool Works, Inc.
     3.500%, 03/01/24                                            100    105,280
ING Bank NV
###  2.050%, 08/15/21                                            350    346,250
Intel Corp.
     2.450%, 07/29/20                                             30     30,561
Inter-American Development Bank
     3.000%, 02/21/24                                            250    260,952
Intercontinental Exchange, Inc.
     3.750%, 12/01/25                                            250    263,855
International Business Machines Corp.
#    3.300%, 01/27/27                                            750    761,123
International Paper Co.
     3.800%, 01/15/26                                             75     77,630
ITC Holdings Corp.
     3.650%, 06/15/24                                            200    206,931
Janus Capital Group, Inc.
     4.875%, 08/01/25                                            350    377,749
Jefferies Group LLC
     4.850%, 01/15/27                                            100    105,905
JM Smucker Co. (The)
     3.500%, 03/15/25                                             70     72,176

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
JPMorgan Chase & Co.
    3.250%, 09/23/22                                              150  $154,881
    3.900%, 07/15/25                                               30    31,499
Kellogg Co.
    2.750%, 03/01/23                                               75    74,465
#   3.250%, 04/01/26                                              200   200,268
KeyCorp
    5.100%, 03/24/21                                              100   109,756
Kimberly-Clark Corp.
    2.400%, 06/01/23                                               50    49,958
Kohl's Corp.
    4.750%, 12/15/23                                              243   253,833
Kommunalbanken A.S.
    1.750%, 05/28/19                                              100   100,258
Kommuninvest I Sverige AB
    0.250%, 06/01/22                                       SEK  4,000   486,613
Kraft Heinz Foods Co.
    3.500%, 06/06/22                                              200   207,598
Kroger Co. (The)
    7.500%, 04/01/31                                              250   334,083
Legg Mason, Inc.
    4.750%, 03/15/26                                               30    31,874
Lincoln National Corp.
    3.350%, 03/09/25                                               75    75,796
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27                                              250   253,990
Loews Corp.
    2.625%, 05/15/23                                               50    49,877
Lowe's Cos., Inc.
    3.875%, 09/15/23                                               50    54,025
    3.375%, 09/15/25                                              125   129,400
LyondellBasell Industries NV
    6.000%, 11/15/21                                              200   227,016
Macquarie Bank, Ltd.
##  3.900%, 01/15/26                                              250   260,091
Manitoba, Province of Canada
    1.750%, 05/30/19                                              100   100,147
Marathon Petroleum Corp.
    3.625%, 09/15/24                                              100   101,647
Markel Corp.
    5.350%, 06/01/21                                               30    32,895
Marriott International, Inc.
    2.875%, 03/01/21                                              200   203,325
Maxim Integrated Products, Inc.
    3.450%, 06/15/27                                              150   149,375
McDonald's Corp.
    2.750%, 12/09/20                                               30    30,789
    3.700%, 01/30/26                                              150   156,908
McKesson Corp.
    3.796%, 03/15/24                                               75    78,949
Mead Johnson Nutrition Co.
    4.125%, 11/15/25                                               48    52,041

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Medtronic, Inc.
    3.125%, 03/15/22                                             50  $   51,820
MetLife, Inc.
    3.600%, 04/10/24                                             50      52,543
Microsoft Corp.
    2.400%, 08/08/26                                            800     772,774
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                            200     200,533
Monsanto Co.
    3.375%, 07/15/24                                            200     204,085
Morgan Stanley
    5.500%, 07/28/21                                            100     111,296
    3.875%, 04/29/24                                            350     365,678
Mosaic Co. (The)
    4.250%, 11/15/23                                             50      52,715
Nasdaq, Inc.
    4.250%, 06/01/24                                             75      79,814
National Australia Bank, Ltd.
    1.875%, 07/12/21                                            500     491,364
##  3.500%, 01/10/27                                            250     255,429
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32                                            121     179,138
Nationwide Building Society
##  3.900%, 07/21/25                                            200     210,090
Noble Energy, Inc.
    4.150%, 12/15/21                                            200     211,528
Nordstrom, Inc.
    4.000%, 03/15/27                                            200     198,478
NRW Bank
    1.875%, 07/01/19                                            100     100,111
Nuveen Finance LLC
##  4.125%, 11/01/24                                             50      52,665
Occidental Petroleum Corp.
    3.000%, 02/15/27                                            300     297,450
Omnicom Group, Inc.
    3.650%, 11/01/24                                            100     103,322
Oracle Corp.
    1.200%, 10/15/17                                             30      29,989
    2.950%, 05/15/25                                          1,400   1,415,511
Pacific Gas & Electric Co.
    2.950%, 03/01/26                                            250     250,420
Packaging Corp. of America
    4.500%, 11/01/23                                            200     215,682
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                             51      52,156
PepsiCo, Inc.
    2.750%, 03/05/22                                            100     102,257
Phillips 66
    4.300%, 04/01/22                                            200     214,895
Phillips 66 Partners L.P.
    3.550%, 10/01/26                                            200     197,079

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Pitney Bowes, Inc.
    4.625%, 03/15/24                                            300  $  308,098
Plains All American Pipeline L.P. / PAA Finance Corp.
    4.500%, 12/15/26                                            150     153,615
PNC Bank NA
    3.250%, 06/01/25                                            250     254,473
Potash Corp. of Saskatchewan, Inc.
    3.625%, 03/15/24                                            300     305,744
Praxair, Inc.
    2.200%, 08/15/22                                             50      49,676
Precision Castparts Corp.
    1.250%, 01/15/18                                            100      99,906
    3.250%, 06/15/25                                            344     352,523
Priceline Group, Inc. (The)
    3.600%, 06/01/26                                            350     357,020
Principal Financial Group, Inc.
    3.100%, 11/15/26                                            100      99,715
Province of Ontario Canada
    1.875%, 05/21/20                                             50      50,037
    3.150%, 06/02/22                                     CAD    340     285,453
Province of Quebec Canada
    3.500%, 07/29/20                                             35      36,663
    7.500%, 09/15/29                                            500     713,652
Prudential Financial, Inc.
    4.500%, 11/16/21                                            100     109,012
PSEG Power LLC
    5.125%, 04/15/20                                             30      32,100
QUALCOMM, Inc.
    3.450%, 05/20/25                                             75      77,491
Quest Diagnostics, Inc.
    3.500%, 03/30/25                                            200     203,997
Reinsurance Group of America, Inc.
    3.950%, 09/15/26                                            100     102,108
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22                                              4       4,090
Rockwell Automation, Inc.
    2.875%, 03/01/25                                            300     298,872
Royal Bank of Canada
    2.200%, 07/27/18                                            100     100,607
Santander Holdings USA, Inc.
    4.500%, 07/17/25                                            250     259,893
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20                                            350     355,391
Santander UK P.L.C.
    4.000%, 03/13/24                                             50      52,973
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22                                             50      51,150
    3.900%, 11/15/24                                            150     154,000
Sempra Energy
    3.550%, 06/15/24                                            250     256,946

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Shell International Finance BV
    2.125%, 05/11/20                                            180  $  181,442
    3.400%, 08/12/23                                             30      31,483
    2.875%, 05/10/26                                            250     249,145
Sherwin-Williams Co. (The)
    3.450%, 08/01/25                                            100     101,938
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                            200     247,366
Societe Generale SA
##  2.500%, 04/08/21                                            350     351,786
Southern California Edison Co.
    6.650%, 04/01/29                                             65      83,156
Southern Co. (The)
    1.850%, 07/01/19                                            300     299,707
Southern Power Co.
    4.150%, 12/01/25                                             50      52,747
Southwest Airlines Co.
    3.000%, 11/15/26                                            250     245,758
Starbucks Corp.
    2.100%, 02/04/21                                            100     100,648
State Street Corp.
    4.375%, 03/07/21                                             75      80,636
Statoil ASA
    2.250%, 11/08/19                                            200     201,999
    2.650%, 01/15/24                                            100      99,241
Stryker Corp.
    2.000%, 03/08/19                                            180     180,723
    3.375%, 05/15/24                                            200     206,641
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                             30      30,596
    2.058%, 07/14/21                                            350     345,051
Suncor Energy, Inc.
    3.600%, 12/01/24                                            200     205,853
SunTrust Banks, Inc.
    2.900%, 03/03/21                                             75      76,399
SVB Financial Group
    5.375%, 09/15/20                                            100     109,115
Sweden Government Bond
    3.500%, 06/01/22                                     SEK  8,000   1,156,539
Sysco Corp.
    2.600%, 10/01/20                                             30      30,440
Target Corp.
    2.900%, 01/15/22                                            270     279,165
    2.500%, 04/15/26                                             75      72,120
TCI Communications, Inc.
    7.875%, 02/15/26                                            140     188,730
TD Ameritrade Holding Corp.
    3.625%, 04/01/25                                             30      31,196
Telefonica Europe BV
    8.250%, 09/15/30                                            275     389,116

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
Thomson Reuters Corp.
      4.300%, 11/23/23                                       100 $    107,356
Time Warner, Inc.
      3.550%, 06/01/24                                       200      204,505
Total Capital SA
      2.125%, 08/10/18                                       100      100,684
Total System Services, Inc.
      4.800%, 04/01/26                                        30       32,922
TransCanada PipeLines, Ltd.
      2.500%, 08/01/22                                       300      300,775
U.S. Bancorp
      3.700%, 01/30/24                                        75       79,356
U.S. Bank NA
      2.800%, 01/27/25                                       250      248,660
UBS Group Funding Switzerland AG
##    4.125%, 09/24/25                                       200      211,646
Union Pacific Corp.
      3.750%, 03/15/24                                       200      212,347
United Parcel Service, Inc.
      2.450%, 10/01/22                                       100      101,462
United Technologies Corp.
      7.500%, 09/15/29                                        40       56,866
Unum Group
      3.000%, 05/15/21                                       350      353,799
Valero Energy Corp.
      3.400%, 09/15/26                                       250      247,946
Verizon Communications, Inc.
      4.600%, 04/01/21                                        30       32,259
      5.150%, 09/15/23                                       150      166,998
Viacom, Inc.
      3.875%, 04/01/24                                        50       50,957
Visa, Inc.
      3.150%, 12/14/25                                        75       76,793
Vodafone Group P.L.C.
      7.875%, 02/15/30                                       200      272,491
Wal-Mart Stores, Inc.
      2.550%, 04/11/23                                       100      101,470
Walgreens Boots Alliance, Inc.
      3.450%, 06/01/26                                       150      150,236
Walt Disney Co. (The)
      2.150%, 09/17/20                                        78       78,595
Waste Management, Inc.
      3.500%, 05/15/24                                        60       62,358
Wells Fargo & Co.
      3.000%, 02/19/25                                        50       49,804
#     3.000%, 04/22/26                                       150      147,670
Westpac Banking Corp.
      4.875%, 11/19/19                                       200      213,063
      2.850%, 05/13/26                                       300      294,577
      3.350%, 03/08/27                                       550      555,842
Williams Partners L.P.
      4.000%, 09/15/25                                       250      256,811

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
Wm Wrigley Jr Co.
##    2.900%, 10/21/19                                        75 $     76,326
Wyndham Worldwide Corp.
      3.900%, 03/01/23                                        40       41,462
Xilinx, Inc.
      3.000%, 03/15/21                                       100      102,203
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20                                       100      101,211
                                                                 ------------
TOTAL BONDS                                                        57,036,363
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (24.8%)
U.S. Treasury Bonds
      6.250%, 08/15/23                                     1,810    2,251,825
      6.625%, 02/15/27                                       600      824,836
      6.125%, 11/15/27                                       750    1,012,441
      5.250%, 02/15/29                                       870    1,122,878
      6.125%, 08/15/29                                       145      201,822
      6.250%, 05/15/30                                       130      185,032
      5.375%, 02/15/31                                     1,510    2,025,700
U.S. Treasury Notes
      0.875%, 03/31/18                                       500      498,984
      0.750%, 08/15/19                                       500      493,848
      2.000%, 07/31/20                                     2,000    2,028,046
      1.250%, 03/31/21                                     2,760    2,720,648
      1.125%, 07/31/21                                     1,800    1,759,360
      1.500%, 02/28/23                                       100       97,703
      1.500%, 03/31/23                                     2,430    2,372,003
      1.250%, 07/31/23                                     3,300    3,161,298
      2.500%, 05/15/24                                       150      153,990
      2.125%, 05/15/25                                     1,350    1,345,043
      2.000%, 08/15/25                                       400      394,203
      1.625%, 02/15/26                                     1,000      952,773
      1.625%, 05/15/26                                       700      665,246
      1.500%, 08/15/26                                     2,000    1,876,328
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                    26,144,007
                                                                 ------------
TOTAL INVESTMENT SECURITIES                                       103,835,308
                                                                 ------------

                                                         SHARES
                                                         -------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund                     129,328    1,496,581
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $106,018,026)^^                                            $105,331,889
                                                                 ============

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Agency Obligations                    --    $ 20,654,938    --    $ 20,654,938
Bonds                                 --      57,036,363    --      57,036,363
U.S. Treasury Obligations             --      26,144,007    --      26,144,007
Securities Lending Collateral         --       1,496,581    --       1,496,581
Forward Currency Contracts**          --         (41,020)   --         (41,020)
                                      --    ------------    --    ------------
TOTAL                                 --    $105,290,869    --    $105,290,869
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ----------- ------------
U.S. TREASURY OBLIGATIONS -- (19.8%)
Treasury Inflation Protected Security
   1.625%, 01/15/18                                   $     2,682 $  3,147,896
   0.125%, 04/15/18                                        21,689   22,892,665
   0.125%, 04/15/19                                         4,400    4,601,711
   0.125%, 04/15/20                                         8,007    8,398,791
   0.125%, 04/15/21                                        11,686   12,088,136
   2.375%, 01/15/25                                        23,573   35,020,110
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     86,149,309
                                                                  ------------

                                                        SHARES
                                                      -----------
AFFILIATED INVESTMENT COMPANIES -- (79.3%)
   Investment in DFA Intermediate Government Fixed
     Income Portfolio of DFA Investment Dimensions
     Group Inc.                                        17,193,937  215,268,094
   Investment in DFA Two-Year Global Fixed Income
     Portfolio of DFA Investment Dimensions Group
     Inc.                                              12,975,898  129,369,700
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES               344,637,794
                                                                  ------------
TOTAL INVESTMENT SECURITIES                                        430,787,103
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.940%                                3,846,945    3,846,945
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $435,864,982)^^               $434,634,048
                                                                  ============

DFA DIVERSIFIED FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
U.S. Treasury Obligations                   -- $86,149,309   --    $ 86,149,309
Affiliated Investment Companies   $344,637,794          --   --     344,637,794
Temporary Cash Investments           3,846,945          --   --       3,846,945
                                  ------------ -----------   --    ------------
TOTAL                             $348,484,739 $86,149,309   --    $434,634,048
                                  ============ ===========   ==    ============

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES   VALUE+
                                                            ------ ----------
COMMON STOCKS -- (93.9%)

Consumer Discretionary -- (21.1%)
*   Amazon.com, Inc.                                         3,767 $3,720,967
    Aramark                                                  7,110    283,405
#   Bed Bath & Beyond, Inc.                                  3,216     96,158
    Best Buy Co., Inc.                                       9,490    553,647
    CBS Corp. Class B                                        4,443    292,483
    Coach, Inc.                                              8,468    399,181
    Comcast Corp. Class A                                   65,453  2,647,574
    Darden Restaurants, Inc.                                 3,211    269,339
    Delphi Automotive P.L.C.                                 3,135    283,467
*   DISH Network Corp. Class A                               3,144    201,310
#   Dollar General Corp.                                     7,293    548,142
*   Dollar Tree, Inc.                                        5,488    395,575
#   Gap, Inc. (The)                                         11,015    262,487
    General Motors Co.                                      18,652    671,099
    Goodyear Tire & Rubber Co. (The)                         1,839     57,947
#   Hanesbrands, Inc.                                        8,556    196,103
#   Harley-Davidson, Inc.                                    5,098    248,120
    Hasbro, Inc.                                             2,772    293,499
    Hilton Worldwide Holdings, Inc.                          2,084    130,312
    Home Depot, Inc. (The)                                  12,427  1,859,079
    Interpublic Group of Cos., Inc. (The)                   11,919    257,570
    Kohl's Corp.                                             4,325    178,839
    Las Vegas Sands Corp.                                    5,314    327,395
    Lear Corp.                                               2,016    298,751
    Leggett & Platt, Inc.                                    3,794    182,795
*   Live Nation Entertainment, Inc.                          4,728    176,213
    Lowe's Cos., Inc.                                        9,944    769,666
    Macy's, Inc.                                             8,968    212,990
*   Michael Kors Holdings, Ltd.                              4,347    158,405
    NIKE, Inc. Class B                                      13,051    770,662
#   Nordstrom, Inc.                                          3,549    172,375
*   NVR, Inc.                                                   88    229,719
*   O'Reilly Automotive, Inc.                                1,921    392,460
#   Omnicom Group, Inc.                                      5,902    464,723
#   Polaris Industries, Inc.                                 1,605    143,904
    Pool Corp.                                                 888     96,011
    Ross Stores, Inc.                                        5,018    277,596
#   Scripps Networks Interactive, Inc. Class A               2,577    225,256
    Service Corp. International                              5,475    190,147
*   ServiceMaster Global Holdings, Inc.                      3,101    136,320
    Starbucks Corp.                                         16,030    865,299
    Target Corp.                                             8,109    459,537
    TJX Cos., Inc. (The)                                     7,182    504,966
#   Tractor Supply Co.                                       3,912    219,541
*   Ulta Salon Cosmetics & Fragrance, Inc.                   1,415    355,462
#   Viacom, Inc. Class A                                       500     20,250
    Viacom, Inc. Class B                                     9,603    335,337
    Wyndham Worldwide Corp.                                  2,101    219,281

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ -----------
Consumer Discretionary -- (Continued)
    Wynn Resorts, Ltd.                                       2,132 $   275,753
                                                                   -----------
Total Consumer Discretionary                                        22,327,117
                                                                   -----------
Consumer Staples -- (12.5%)
    Altria Group, Inc.                                      22,597   1,468,127
#*  Blue Buffalo Pet Products, Inc.                          3,813      85,297
    Brown-Forman Corp. Class A                               2,344     120,810
    Brown-Forman Corp. Class B                               5,067     250,310
    Campbell Soup Co.                                        6,625     349,999
    Church & Dwight Co., Inc.                                6,007     320,473
    Clorox Co. (The)                                         2,671     356,552
    Coca-Cola Co. (The)                                     44,345   2,032,775
    Costco Wholesale Corp.                                   6,289     996,869
    Dr Pepper Snapple Group, Inc.                            4,855     442,582
    Estee Lauder Cos., Inc. (The) Class A                    2,730     270,243
    General Mills, Inc.                                      8,165     454,464
*   Herbalife, Ltd.                                          1,849     122,977
    Hershey Co. (The)                                        1,309     137,851
    Ingredion, Inc.                                          1,905     234,925
#   Kellogg Co.                                              2,946     200,328
    Kimberly-Clark Corp.                                     3,666     451,504
    Kroger Co. (The)                                        12,665     310,546
    McCormick & Co., Inc. Non-Voting                         2,689     256,262
    McCormick & Co., Inc. Voting                               222      21,152
#   National Beverage Corp.                                    336      34,312
    PepsiCo, Inc.                                           16,998   1,982,137
#*  Pilgrim's Pride Corp.                                    4,134     100,415
    Sysco Corp.                                              5,996     315,509
    Wal-Mart Stores, Inc.                                   20,841   1,667,071
    Whole Foods Market, Inc.                                 7,032     293,656
                                                                   -----------
Total Consumer Staples                                              13,277,146
                                                                   -----------
Energy -- (0.5%)
    Andeavor                                                 2,726     271,319
    Core Laboratories NV                                       753      75,699
    ONEOK, Inc.                                              4,047     228,939
                                                                   -----------
Total Energy                                                           575,957
                                                                   -----------
Financials -- (3.9%)
    American Express Co.                                    11,824   1,007,760
    Aon P.L.C.                                               2,630     363,387
*   Credit Acceptance Corp.                                    405     100,885
    Discover Financial Services                              2,300     140,162
    Eaton Vance Corp.                                        3,119     153,112
    Erie Indemnity Co. Class A                                 726      92,536
#   FactSet Research Systems, Inc.                             946     158,190
    Lazard, Ltd. Class A                                     3,471     162,130
    MarketAxess Holdings, Inc.                                 777     157,646
    Marsh & McLennan Cos., Inc.                              7,353     573,313
    MSCI, Inc.                                               1,829     199,270
    S&P Global, Inc.                                         2,502     384,282
*   Santander Consumer USA Holdings, Inc.                    6,319      80,946

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ ----------
Financials -- (Continued)
    T Rowe Price Group, Inc.                                 6,457 $  534,123
                                                                   ----------
Total Financials                                                    4,107,742
                                                                   ----------
Health Care -- (7.4%)
    AbbVie, Inc.                                            16,301  1,139,603
    AmerisourceBergen Corp.                                  4,131    387,570
*   Bioverativ, Inc.                                         2,405    149,038
    Cardinal Health, Inc.                                    4,681    361,654
*   Catalent, Inc.                                           1,137     39,454
*   Celgene Corp.                                            7,863  1,064,729
*   Charles River Laboratories International, Inc.           1,133    111,261
*   DaVita, Inc.                                             5,891    381,619
*   Express Scripts Holding Co.                              8,238    516,028
    Gilead Sciences, Inc.                                   20,417  1,553,530
    Hill-Rom Holdings, Inc.                                  1,740    129,665
*   Hologic, Inc.                                            8,340    368,711
*   Incyte Corp.                                             1,237    164,880
    McKesson Corp.                                           2,808    454,531
*   Mettler-Toledo International, Inc.                         509    291,698
*   United Therapeutics Corp.                                1,270    163,068
*   Varian Medical Systems, Inc.                             2,152    209,002
    Zoetis, Inc.                                             4,974    310,974
                                                                   ----------
Total Health Care                                                   7,797,015
                                                                   ----------
Industrials -- (19.1%)
    3M Co.                                                   7,139  1,436,153
    Alaska Air Group, Inc.                                   3,840    327,283
    Allegion P.L.C.                                          1,749    142,089
    Allison Transmission Holdings, Inc.                      3,516    132,905
    AMERCO                                                     298    115,791
    American Airlines Group, Inc.                            6,728    339,360
    Arconic, Inc.                                           11,610    287,812
    Boeing Co. (The)                                         5,685  1,378,385
    BWX Technologies, Inc.                                   2,016    106,203
    Caterpillar, Inc.                                        8,267    942,025
#   CH Robinson Worldwide, Inc.                              4,072    267,123
    Cintas Corp.                                             3,058    412,371
*   Copart, Inc.                                             6,292    198,135
    Deere & Co.                                              4,150    532,362
    Delta Air Lines, Inc.                                   11,290    557,274
    Donaldson Co., Inc.                                      3,062    145,414
    Emerson Electric Co.                                     8,855    527,847
    Equifax, Inc.                                            2,259    328,549
#   Expeditors International of Washington, Inc.             4,196    247,060
#   Fastenal Co.                                             7,964    342,133
    FedEx Corp.                                              3,512    730,601
    Fortive Corp.                                            4,240    274,498
    General Dynamics Corp.                                   3,739    734,078
    Graco, Inc.                                              1,252    145,282
*   HD Supply Holdings, Inc.                                 5,367    174,374
    Huntington Ingalls Industries, Inc.                      1,347    277,630
    Illinois Tool Works, Inc.                                3,648    513,310

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ -----------
Industrials -- (Continued)
    JB Hunt Transport Services, Inc.                         2,989 $   271,132
*   JetBlue Airways Corp.                                    8,025     175,988
    KAR Auction Services, Inc.                               3,424     143,945
    Lincoln Electric Holdings, Inc.                          1,525     133,072
    Lockheed Martin Corp.                                    2,668     779,403
*   Middleby Corp. (The)                                     1,515     197,980
    MSC Industrial Direct Co., Inc. Class A                  1,003      71,424
    Nordson Corp.                                            1,492     189,484
    Northrop Grumman Corp.                                   2,159     568,098
    PACCAR, Inc.                                             4,939     338,075
    Robert Half International, Inc.                          3,507     158,692
    Rockwell Automation, Inc.                                1,438     237,313
#   Rollins, Inc.                                            2,834     123,024
#*  Sensata Technologies Holding NV                          4,534     204,574
    Southwest Airlines Co.                                   9,090     504,586
    Spirit Aerosystems Holdings, Inc. Class A                3,162     191,080
    Toro Co. (The)                                           2,412     171,469
*   TransUnion                                               4,063     186,207
    Union Pacific Corp.                                     12,589   1,296,163
*   United Continental Holdings, Inc.                        4,683     316,945
    United Parcel Service, Inc. Class B                      6,919     763,097
*   United Rentals, Inc.                                     2,347     279,199
*   Verisk Analytics, Inc.                                   3,739     326,265
*   WABCO Holdings, Inc.                                     1,213     166,872
    Waste Management, Inc.                                   6,176     464,126
#   Watsco, Inc.                                               575      86,693
#   WW Grainger, Inc.                                        1,532     255,446
                                                                   -----------
Total Industrials                                                   20,216,399
                                                                   -----------
Information Technology -- (21.5%)
    Accenture P.L.C. Class A                                 7,279     937,681
    Alliance Data Systems Corp.                              1,261     304,443
    Amphenol Corp. Class A                                   3,444     263,879
    Apple, Inc.                                             25,529   3,796,928
    Applied Materials, Inc.                                 13,227     586,088
    Automatic Data Processing, Inc.                          5,195     617,737
#*  Black Knight Financial Services, Inc. Class A            1,487      63,198
    Booz Allen Hamilton Holding Corp.                        3,487     119,604
    Broadridge Financial Solutions, Inc.                     2,673     202,774
*   Cadence Design Systems, Inc.                             4,905     180,995
    CDK Global, Inc.                                         2,876     189,183
    CDW Corp.                                                3,549     225,113
*   Citrix Systems, Inc.                                     4,408     348,144
*   CommScope Holding Co., Inc.                              5,703     209,756
    CSRA, Inc.                                               3,515     114,624
*   F5 Networks, Inc.                                        1,763     212,882
*   First Data Corp. Class A                                 8,407     156,875
*   Fiserv, Inc.                                             2,433     312,640
*   Gartner, Inc.                                            1,620     207,878
    Harris Corp.                                             3,781     432,811
    International Business Machines Corp.                   11,669   1,688,154
    Intuit, Inc.                                             2,422     332,323
    Jabil, Inc.                                              4,439     135,390

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ -----------
Information Technology -- (Continued)
    Jack Henry & Associates, Inc.                            1,931 $   207,235
    KLA-Tencor Corp.                                         3,660     339,026
    Mastercard, Inc. Class A                                 9,715   1,241,577
#*  Match Group, Inc.                                        1,098      20,039
    Microsoft Corp.                                         52,938   3,848,593
*   NCR Corp.                                                2,351      88,985
    NVIDIA Corp.                                             5,442     884,379
    Paychex, Inc.                                            3,612     208,954
    Sabre Corp.                                              6,235     137,981
#   Seagate Technology P.L.C.                                8,174     269,415
    Skyworks Solutions, Inc.                                   662      69,424
    Texas Instruments, Inc.                                 13,583   1,105,385
    Total System Services, Inc.                              4,787     303,783
*   Vantiv, Inc. Class A                                     3,684     234,118
#   Visa, Inc. Class A                                      17,964   1,788,496
    Western Union Co. (The)                                 10,512     207,612
*   Zebra Technologies Corp. Class A                         1,468     149,325
                                                                   -----------
Total Information Technology                                        22,743,427
                                                                   -----------
Materials -- (4.7%)
    Air Products & Chemicals, Inc.                           2,478     352,248
    Avery Dennison Corp.                                     2,225     206,769
*   Axalta Coating Systems, Ltd.                             6,638     209,097
*   Berry Global Group, Inc.                                 2,848     159,716
    Celanese Corp. Series A                                  3,472     333,902
    Chemours Co. (The)                                       3,682     175,300
*   Crown Holdings, Inc.                                     3,027     180,016
*   Freeport-McMoRan, Inc.                                  42,106     615,590
    Huntsman Corp.                                           5,543     147,555
    International Flavors & Fragrances, Inc.                 1,630     217,083
    International Paper Co.                                  5,971     328,285
    LyondellBasell Industries NV Class A                     4,813     433,603
    NewMarket Corp.                                            269     123,770
    Packaging Corp. of America                               2,589     283,444
    PPG Industries, Inc.                                     3,876     407,949
#   Scotts Miracle-Gro Co. (The)                             1,324     127,091
    Sealed Air Corp.                                         4,478     194,838
    Sherwin-Williams Co. (The)                                 848     286,005
    Sonoco Products Co.                                      2,630     127,502
    WR Grace & Co.                                           1,617     111,508
                                                                   -----------
Total Materials                                                      5,021,271
                                                                   -----------
Telecommunication Services -- (2.9%)
*   Sprint Corp.                                            10,048      80,183
*   T-Mobile US, Inc.                                        4,001     246,702
    Verizon Communications, Inc.                            51,740   2,504,216
*   Zayo Group Holdings, Inc.                                6,680     219,037
                                                                   -----------
Total Telecommunication Services                                     3,050,138
                                                                   -----------
Utilities -- (0.3%)
*   Calpine Corp.                                            8,614     123,869

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      NRG Energy, Inc.                                       7,782 $    191,593
                                                                   ------------
Total Utilities                                                         315,462
                                                                   ------------
TOTAL COMMON STOCKS                                                  99,431,674
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                          99,431,674
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money
        Market Fund, 0.940%                              1,179,339    1,179,339
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                       458,667    5,307,693
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $102,783,946)^^                $105,918,706
                                                                   ============

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary       $ 22,327,117         --   --    $ 22,327,117
   Consumer Staples               13,277,146         --   --      13,277,146
   Energy                            575,957         --   --         575,957
   Financials                      4,107,742         --   --       4,107,742
   Health Care                     7,797,015         --   --       7,797,015
   Industrials                    20,216,399         --   --      20,216,399
   Information Technology         22,743,427         --   --      22,743,427
   Materials                       5,021,271         --   --       5,021,271
   Telecommunication Services      3,050,138         --   --       3,050,138
   Utilities                         315,462         --   --         315,462
Temporary Cash Investments         1,179,339         --   --       1,179,339
Securities Lending Collateral             -- $5,307,693   --       5,307,693
                                ------------ ----------   --    ------------
TOTAL                           $100,611,013 $5,307,693   --    $105,918,706
                                ============ ==========   ==    ============

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                            SHARES  VALUE++
                                                            ------ ----------
COMMON STOCKS -- (97.7%)
AUSTRALIA -- (6.2%)
    Amcor, Ltd.                                             10,778 $  132,305
    AMP, Ltd.                                               47,120    203,132
    Aristocrat Leisure, Ltd.                                 7,407    120,115
    BHP Billiton, Ltd.                                      28,127    585,784
    Brambles, Ltd.                                          22,497    166,338
    Caltex Australia, Ltd.                                   4,925    122,735
    CIMIC Group, Ltd.                                        1,152     38,214
    Coca-Cola Amatil, Ltd.                                   9,975     65,685
    Cochlear, Ltd.                                             842     96,185
    Computershare, Ltd.                                      6,787     76,364
    CSL, Ltd.                                                2,931    295,305
    Domino's Pizza Enterprises, Ltd.                           655     27,924
    Evolution Mining, Ltd.                                  16,806     30,029
    Flight Centre Travel Group, Ltd.                           781     27,165
    Fortescue Metals Group, Ltd.                            29,664    136,342
    Macquarie Group, Ltd.                                    1,876    128,794
    Magellan Financial Group, Ltd.                           1,603     33,863
    Medibank Pvt, Ltd.                                      38,689     84,189
    Orica, Ltd.                                              5,276     83,876
    Qantas Airways, Ltd.                                     6,535     27,774
    Ramsay Health Care, Ltd.                                 2,142    120,951
    REA Group, Ltd.                                          1,042     57,477
    Rio Tinto, Ltd.                                          3,085    162,627
    Telstra Corp., Ltd.                                     34,814    114,210
    TPG Telecom, Ltd.                                        5,012     22,490
    Woolworths, Ltd.                                         9,735    207,778
                                                                   ----------
TOTAL AUSTRALIA                                                     3,167,651
                                                                   ----------
AUSTRIA -- (0.3%)
    OMV AG                                                   1,359     76,984
    Voestalpine AG                                             926     46,933
                                                                   ----------
TOTAL AUSTRIA                                                         123,917
                                                                   ----------
BELGIUM -- (1.2%)
    Ageas                                                    2,286    102,913
    Colruyt SA                                                 420     23,536
    KBC Group NV                                             1,663    137,487
    Proximus SADP                                            1,153     40,545
    Solvay SA                                                1,019    146,105
    UCB SA                                                   1,250     91,027
    Umicore SA                                              1,017      81,647
                                                                   ----------
TOTAL BELGIUM                                                         623,260
                                                                   ----------
CANADA -- (8.2%)
    Agrium, Inc.                                             1,997    199,900
    Alimentation Couche-Tard, Inc. Class B                   3,000    142,258
    Barrick Gold Corp.(067901108)                              998     16,876
    Barrick Gold Corp.(2024644)                              8,918    150,785
    BCE, Inc.                                                1,099     51,576
    CAE, Inc.(124765108)                                       602     10,216
    CAE, Inc.(2162760)                                       3,619     61,335

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
CANADA -- (Continued)
    Canadian Imperial Bank of Commerce                       3,498 $  303,766
    Canadian National Railway Co.                            5,220    412,485
    Canadian Pacific Railway, Ltd.                             799    124,940
    Canadian Tire Corp., Ltd. Class A                        1,000    114,145
    CCL Industries, Inc. Class B                             1,500     71,911
*   CGI Group, Inc. Class A                                  1,698     89,671
#   CI Financial Corp.                                       3,300     71,889
    Constellation Software, Inc.                               200    107,744
    Dollarama, Inc.                                          1,300    127,075
    George Weston, Ltd.                                        800     69,871
    Gildan Activewear, Inc.                                  2,352     70,866
    IGM Financial, Inc.                                      1,400     47,118
    Inter Pipeline, Ltd.                                     5,217    103,022
    Jean Coutu Group PJC, Inc. (The) Class A                   700     11,667
    Keyera Corp.                                             2,540     79,373
    Linamar Corp.                                              900     49,326
    Loblaw Cos., Ltd.                                        1,500     81,692
    Magna International, Inc.                                3,396    161,955
    Methanex Corp.                                             958     42,439
    Metro, Inc.                                              3,603    122,041
    National Bank of Canada                                  2,300    103,585
#   Northland Power, Inc.                                      700     13,037
    Quebecor, Inc. Class B                                     741     25,682
    Restaurant Brands International, Inc.                    1,300     77,453
    Ritchie Bros Auctioneers, Inc.                             799     22,556
    Rogers Communications, Inc. Class B                      2,398    124,696
    Royal Bank of Canada                                     5,595    417,163
    Saputo, Inc.                                             3,215    108,976
    Shaw Communications, Inc. Class B(82028K200)               565     12,583
    Shaw Communications, Inc. Class B(2801836)               5,600    124,689
    Toromont Industries, Ltd.                                1,200     44,554
*   Valeant Pharmaceuticals International, Inc.(91911K102)   1,225     20,164
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)     3,149     51,879
    Vermilion Energy, Inc.                                   1,597     52,637
    West Fraser Timber Co., Ltd.                             1,000     53,138
    Winpak, Ltd.                                               300     12,881
                                                                   ----------
TOTAL CANADA                                                        4,161,615
                                                                   ----------
DENMARK -- (1.8%)
    Novo Nordisk A.S. Class B                               17,549    746,349
    Pandora A.S.                                             1,384    159,282
                                                                   ----------
TOTAL DENMARK                                                         905,631
                                                                   ----------
FINLAND -- (0.9%)
    Elisa Oyj                                                1,616     66,526
    Kone Oyj Class B                                         2,782    144,907
    Neste Oyj                                                1,140     49,423
    Orion Oyj Class B                                          694     35,075
    UPM-Kymmene Oyj                                          1,805     49,138

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
FINLAND -- (Continued)
    Wartsila Oyj Abp                                         1,430 $   95,035
                                                                   ----------
TOTAL FINLAND                                                         440,104
                                                                   ----------
FRANCE -- (9.1%)
    Airbus SE                                                3,115    260,279
    Arkema SA                                                  890    101,313
    Atos SE                                                  1,185    180,162
    Bouygues SA                                              3,925    168,281
    Bureau Veritas SA                                        2,602     59,286
    Carrefour SA                                             8,215    197,325
    Cie Generale des Etablissements Michelin                 3,018    408,746
    Danone SA                                                2,554    190,580
    Eiffage SA                                               1,100    106,552
    Electricite de France SA                                 9,188     93,264
    Eutelsat Communications SA                                 442     11,962
#   Faurecia                                                 1,249     69,355
    Hermes International                                       142     71,925
    Iliad SA                                                   387     96,005
    Legrand SA                                               2,754    190,240
    LVMH Moet Hennessy Louis Vuitton SE                      1,878    471,732
    Orange SA                                               15,209    255,920
    Peugeot SA                                               8,791    189,101
    Publicis Groupe SA                                       2,090    158,038
    Safran SA                                                1,664    157,432
    Sartorius Stedim Biotech                                   171     12,184
    SEB SA                                                     305     54,261
    SES SA                                                   5,255    123,620
*   SFR Group SA                                             1,016     37,818
    Sodexo SA                                                1,000    118,130
    Teleperformance                                            788    109,794
    Thales SA                                                1,199    132,739
*   Ubisoft Entertainment SA                                   931     58,909
    Valeo SA                                                 3,349    231,880
    Vinci SA                                                 3,652    327,023
                                                                   ----------
TOTAL FRANCE                                                        4,643,856
                                                                   ----------
GERMANY -- (8.0%)
    BASF SE                                                    225     21,420
    Bayer AG                                                 5,893    746,414
    Bayerische Motoren Werke AG                              3,076    282,621
    Continental AG                                           1,055    237,657
    Covestro AG                                              1,671    129,583
    Deutsche Lufthansa AG                                    4,376     93,975
    Deutsche Post AG                                         6,520    252,927
    Deutsche Telekom AG                                     28,582    522,157
    E.ON SE                                                 29,960    296,387
    Fielmann AG                                                368     29,556
    Fresenius SE & Co. KGaA                                  3,076    259,629
    Hochtief AG                                                324     57,832
    Innogy SE                                                2,475    103,950
    KION Group AG                                              968     83,997
    Lanxess AG                                               1,689    130,245

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
GERMANY -- (Continued)
    MTU Aero Engines AG                                         655 $   95,993
    ProSiebenSat.1 Media SE                                   2,640    105,479
    RTL Group SA                                                439     34,152
*   RWE AG                                                    8,791    185,231
    Symrise AG                                                1,134     79,398
    ThyssenKrupp AG                                           4,386    130,270
    United Internet AG                                        1,915    116,585
    Volkswagen AG                                               375     58,967
                                                                    ----------
TOTAL GERMANY                                                        4,054,425
                                                                    ----------
HONG KONG -- (2.5%)
    AIA Group, Ltd.                                          28,000    220,234
    ASM Pacific Technology, Ltd.                              4,200     54,280
    Chow Tai Fook Jewellery Group, Ltd.                      14,800     15,377
    Galaxy Entertainment Group, Ltd.                         21,000    129,656
    HKT Trust & HKT, Ltd.                                    55,000     72,048
    Hong Kong Exchanges & Clearing, Ltd.                      7,200    205,115
    Man Wah Holdings, Ltd.                                   12,400     10,704
    Melco International Development, Ltd.                     8,000     18,904
    MGM China Holdings, Ltd.                                 10,400     20,462
    PCCW, Ltd.                                               56,000     31,493
    Prada SpA                                                 5,100     18,206
    Samsonite International SA                               18,300     76,636
    Sands China, Ltd.                                        12,000     55,578
    Techtronic Industries Co., Ltd.                          20,500     91,087
    VTech Holdings, Ltd.                                      1,200     17,357
    WH Group, Ltd.                                          138,000    129,395
    Wynn Macau, Ltd.                                         14,800     31,977
    Xinyi Glass Holdings, Ltd.                               16,000     16,533
    Yue Yuen Industrial Holdings, Ltd.                        9,500     39,222
                                                                    ----------
TOTAL HONG KONG                                                      1,254,264
                                                                    ----------
IRELAND -- (0.4%)
    CRH P.L.C. Sponsored ADR                                    300     10,521
    Kerry Group P.L.C. Class A                                1,578    142,829
    Smurfit Kappa Group P.L.C.                                2,404     71,497
                                                                    ----------
TOTAL IRELAND                                                          224,847
                                                                    ----------
ISRAEL -- (0.5%)
    Bank Hapoalim BM                                          5,261     36,442
    Bank Leumi Le-Israel BM                                  11,183     53,725
    Bezeq The Israeli Telecommunication Corp., Ltd.          11,376     16,889
    Elbit Systems, Ltd.(6308913)                                170     21,465
    Elbit Systems, Ltd.(M3760D101)                              108     13,610
    Frutarom Industries, Ltd.                                   315     22,334
    Israel Chemicals, Ltd.                                    4,804     22,893
    Mizrahi Tefahot Bank, Ltd.                                1,391     25,135
*   Tower Semiconductor, Ltd.                                   700     18,305
                                                                    ----------
TOTAL ISRAEL                                                           230,798
                                                                    ----------
ITALY -- (2.0%)
    Atlantia SpA                                              4,982    151,549

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
ITALY -- (Continued)
    CNH Industrial NV                                         9,636 $  111,618
#   Enel SpA                                                 45,998    262,386
    Ferrari NV                                                1,296    136,326
*   Fiat Chrysler Automobiles NV                             15,149    182,672
*   GEDI Gruppo Editoriale SpA                                  733        681
    Recordati SpA                                               880     37,563
*   Telecom Italia SpA                                      120,479    123,950
                                                                    ----------
TOTAL ITALY                                                          1,006,745
                                                                    ----------
JAPAN -- (22.1%)
    Aeon Co., Ltd.                                            5,900     88,901
    Ain Holdings, Inc.                                          300     21,622
    Air Water, Inc.                                           2,800     54,211
    Aisin Seiki Co., Ltd.                                     1,800     93,580
    Alps Electric Co., Ltd.                                   3,100     84,299
    Asahi Group Holdings, Ltd.                                2,800    114,131
    Asahi Intecc Co., Ltd.                                      500     22,453
    Astellas Pharma, Inc.                                    14,400    183,392
    Bandai Namco Holdings, Inc.                               2,100     73,003
    Bridgestone Corp.                                         6,500    273,465
    Brother Industries, Ltd.                                  3,800     96,955
    Calbee, Inc.                                                800     33,166
    Cosmos Pharmaceutical Corp.                                 100     21,289
    CyberAgent, Inc.                                          1,100     33,974
    Daicel Corp.                                              5,400     70,190
    Daiichikosho Co., Ltd.                                      500     24,081
    Daikin Industries, Ltd.                                   1,800    190,572
    Daito Trust Construction Co., Ltd.                          600    101,414
    Daiwa House Industry Co., Ltd.                            4,600    160,454
    DIC Corp.                                                 1,300     49,034
    Fast Retailing Co., Ltd.                                    300     90,015
    FP Corp.                                                    400     21,883
    Fuji Electric Co., Ltd.                                  12,000     66,069
    Fujikura, Ltd.                                            6,200     52,199
    Fujitsu General, Ltd.                                     1,000     21,108
    Fujitsu, Ltd.                                            17,000    126,594
    Furukawa Electric Co., Ltd.                               1,400     63,181
    Haseko Corp.                                              5,200     65,107
    Hikari Tsushin, Inc.                                        300     32,760
    Hino Motors, Ltd.                                         3,500     41,194
    Hitachi Capital Corp.                                     1,000     23,790
    Hitachi, Ltd.                                            45,000    309,592
    Hoya Corp.                                                2,200    124,051
    Idemitsu Kosan Co., Ltd.                                  1,300     31,553
*   IHI Corp.                                                28,000     92,287
    Isuzu Motors, Ltd.                                       10,600    145,349
    Ito En, Ltd.                                                400     14,791
    Izumi Co., Ltd.                                             500     26,085
    Japan Airlines Co., Ltd.                                  1,800     58,157
    Japan Exchange Group, Inc.                                5,800    104,094
    Japan Tobacco, Inc.                                       8,200    284,943
    JTEKT Corp.                                               4,600     65,475
    JXTG Holdings, Inc.                                      28,400    126,239

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Kajima Corp.                                               15,000 $130,795
    Kakaku.com, Inc.                                            1,700   24,019
    Kaken Pharmaceutical Co., Ltd.                                400   21,291
    Kao Corp.                                                   2,900  176,565
    Kawasaki Heavy Industries, Ltd.                            16,000   50,942
    KDDI Corp.                                                 15,400  408,053
    Keihan Holdings Co., Ltd.                                   4,000   25,879
    Kirin Holdings Co., Ltd.                                    7,300  160,773
    Koito Manufacturing Co., Ltd.                               1,600   93,466
    Konami Holdings Corp.                                         900   46,939
    Kose Corp.                                                    500   55,641
    Kyudenko Corp.                                                700   26,402
    Lawson, Inc.                                                  600   40,847
    M3, Inc.                                                    2,900   78,228
    MEIJI Holdings Co., Ltd.                                    1,000   79,693
    Minebea Mitsumi, Inc.                                       4,000   65,901
    Miraca Holdings, Inc.                                         900   41,069
    Mitsubishi Chemical Holdings Corp.                         11,900   99,630
    Mitsubishi UFJ Lease & Finance Co., Ltd.                   11,100   59,131
    Mitsui Chemicals, Inc.                                     17,000   96,579
    Mitsui Mining & Smelting Co., Ltd.                         10,000   43,684
    Mixi, Inc.                                                    400   21,984
    MonotaRO Co., Ltd.                                            700   23,090
    Morinaga & Co., Ltd.                                          400   22,925
    Nichirei Corp.                                              1,300   36,537
    Nifco, Inc.                                                   600   34,608
    Nihon M&A Center, Inc.                                        700   28,106
    Nippon Paint Holdings Co., Ltd.                               900   34,606
    Nipro Corp.                                                 1,600   21,704
    Nissan Chemical Industries, Ltd.                              700   23,237
    Nissan Motor Co., Ltd.                                     20,800  206,529
    Nitori Holdings Co., Ltd.                                     300   42,337
    NTN Corp.                                                   7,000   32,578
    NTT Data Corp.                                              6,500   70,804
    NTT DOCOMO, Inc.                                            9,900  229,898
    Obayashi Corp.                                              9,200  110,774
    Oji Holdings Corp.                                         10,000   51,285
    Olympus Corp.                                               2,300   83,482
    Oracle Corp.                                                  500   33,607
    Otsuka Corp.                                                  600   39,304
    Panasonic Corp.                                            17,200  236,901
    Park24 Co., Ltd.                                            1,200   30,369
    Persol Holdings Co., Ltd.                                   1,600   30,336
    Pigeon Corp.                                                1,200   44,480
    Recruit Holdings Co., Ltd.                                  6,300  109,051
    Relo Group, Inc.                                            1,700   34,122
    Ryohin Keikaku Co., Ltd.                                      300   76,693
    Sankyu, Inc.                                                6,000   45,191
    Sanwa Holdings Corp.                                        2,700   29,237
    Sapporo Holdings, Ltd.                                      1,100   29,960
    SCREEN Holdings Co., Ltd.                                     700   46,790
    SCSK Corp.                                                    500   21,100
    Seibu Holdings, Inc.                                        3,400   59,312

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                               6,500 $   119,732
    Seria Co., Ltd.                                            500      24,816
    Seven & I Holdings Co., Ltd.                             6,100     245,858
    Seven Bank, Ltd.                                         6,000      23,744
#*  Sharp Corp.                                              6,000      21,121
    Shimizu Corp.                                            8,000      84,528
    Shionogi & Co., Ltd.                                     1,000      53,390
    Showa Denko K.K.                                         1,900      49,456
    Showa Shell Sekiyu K.K.                                  2,800      30,500
    Skylark Co., Ltd.                                        1,400      21,130
    SoftBank Group Corp.                                     6,100     491,645
    Sony Corp.                                               7,900     324,566
    Start Today Co., Ltd.                                    1,800      50,790
    Subaru Corp.                                             5,300     191,208
    Sumitomo Chemical Co., Ltd.                             27,000     157,791
    Sumitomo Forestry Co., Ltd.                              2,000      30,615
    Sumitomo Rubber Industries, Ltd.                         3,700      64,159
    Sundrug Co., Ltd.                                        1,000      37,252
    Suntory Beverage & Food, Ltd.                              900      44,118
    Suzuki Motor Corp.                                       2,400     113,763
    Sysmex Corp.                                               800      45,796
    Taiheiyo Cement Corp.                                   20,000      75,046
    Taisei Corp.                                            13,000     124,436
    Taiyo Nippon Sanso Corp.                                 2,200      25,425
    TDK Corp.                                                1,800     129,369
    Teijin, Ltd.                                             3,600      72,178
    Terumo Corp.                                             1,300      49,153
    Tokyo Century Corp.                                        700      29,816
    Tokyo Electron, Ltd.                                       900     126,574
    Toray Industries, Inc.                                  11,400     102,941
    Tosoh Corp.                                             11,000     130,241
    Toyo Tire & Rubber Co., Ltd.                             1,500      30,790
    Toyoda Gosei Co., Ltd.                                   1,000      23,595
    Toyota Boshoku Corp.                                     1,100      22,973
    Toyota Tsusho Corp.                                      1,400      45,007
    Trend Micro, Inc.                                        1,100      55,014
    Tsuruha Holdings, Inc.                                     300      31,476
    Ube Industries, Ltd.                                     8,000      21,671
    Ulvac, Inc.                                                500      26,808
    Unicharm Corp.                                           1,900      48,749
    USS Co., Ltd.                                            1,800      36,362
    Welcia Holdings Co., Ltd.                                  700      26,600
    Yahoo Japan Corp.                                        7,400      33,492
    Yamaha Motor Co., Ltd.                                   4,900     123,066
    Yamazaki Baking Co., Ltd.                                1,700      34,103
    Zenkoku Hosho Co., Ltd.                                    600      25,802
    Zensho Holdings Co., Ltd.                                1,300      23,516
                                                                   -----------
TOTAL JAPAN                                                         11,243,347
                                                                   -----------
NETHERLANDS -- (2.9%)
    GrandVision NV                                             801      22,635
    Heineken NV                                                754      78,679
#   Koninklijke KPN NV                                      65,010     235,749

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
NETHERLANDS -- (Continued)
    RELX NV                                                  6,391 $  134,239
    Unilever NV                                             13,239    770,113
    Wolters Kluwer NV                                        5,294    235,443
                                                                   ----------
TOTAL NETHERLANDS                                                   1,476,858
                                                                   ----------
NEW ZEALAND -- (0.2%)
*   a2 Milk Co., Ltd.                                        7,483     24,815
    Air New Zealand, Ltd.                                   10,484     26,394
    Fisher & Paykel Healthcare Corp., Ltd.                   2,889     23,805
    Spark New Zealand, Ltd.                                 12,494     35,191
    Z Energy, Ltd.                                           1,296      7,535
                                                                   ----------
TOTAL NEW ZEALAND                                                     117,740
                                                                   ----------
NORWAY -- (0.8%)
    Aker BP ASA                                              1,492     28,184
    Bakkafrost P/F                                             550     21,596
    Leroy Seafood Group ASA                                  4,380     25,423
    Marine Harvest ASA                                       6,167    114,974
    Salmar ASA                                                 814     21,163
    Statoil ASA                                              5,488    103,142
    Telenor ASA                                              5,257    104,948
                                                                   ----------
TOTAL NORWAY                                                          419,430
                                                                   ----------
SINGAPORE -- (1.0%)
    Dairy Farm International Holdings, Ltd.                  2,500     20,157
    Jardine Cycle & Carriage, Ltd.                             800     23,822
    SATS, Ltd.                                               7,600     27,078
    SembCorp Industries, Ltd.                               14,000     33,342
    Singapore Airlines, Ltd.                                 9,400     72,038
    Singapore Exchange, Ltd.                                10,200     56,929
    Singapore Technologies Engineering, Ltd.                21,200     58,949
    Singapore Telecommunications, Ltd.                      54,600    159,853
    United Overseas Bank, Ltd.                               2,700     47,778
                                                                   ----------
TOTAL SINGAPORE                                                       499,946
                                                                   ----------
SPAIN -- (3.2%)
    Abertis Infraestructuras SA                              9,177    180,945
    ACS Actividades de Construccion y Servicios SA           3,022    115,719
    Aena SA                                                    911    178,053
    Amadeus IT Group SA                                      5,393    331,960
    Enagas SA                                                2,087     58,985
    Endesa SA                                                2,376     56,248
    Industria de Diseno Textil SA                            4,877    193,590
    Siemens Gamesa Renewable Energy SA                       6,597    107,935
    Telefonica SA                                           37,134    420,467
                                                                   ----------
TOTAL SPAIN                                                         1,643,902
                                                                   ----------
SWEDEN -- (2.6%)
    Atlas Copco AB Class A                                   4,004    144,815
    Atlas Copco AB Class B                                   2,514     81,418
    Axfood AB                                                1,355     22,820
    Boliden AB                                               4,339    136,219

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SWEDEN -- (Continued)
    Electrolux AB Series B                                   3,295 $  112,674
    Hennes & Mauritz AB Class B                              5,056    131,912
    Indutrade AB                                               626     15,442
    Loomis AB Class B                                        1,143     42,465
    NCC AB Class B                                           1,590     41,371
    Sandvik AB                                               8,961    141,213
    Securitas AB Class B                                     4,529     75,423
    SKF AB Class B                                           6,925    137,642
    Volvo AB Class A                                         1,888     32,051
    Volvo AB Class B                                        11,947    202,925
                                                                   ----------
TOTAL SWEDEN                                                        1,318,390
                                                                   ----------
SWITZERLAND -- (7.8%)
    ABB, Ltd.                                               16,567    388,104
    Adecco Group AG                                          2,497    190,504
    EMS-Chemie Holding AG                                      102     70,973
    Flughafen Zurich AG                                        289     73,706
    Geberit AG                                                 428    205,849
    Givaudan SA                                                152    302,420
    Kuehne + Nagel International AG                            907    157,948
    Logitech International SA                                1,896     68,332
    Lonza Group AG                                             999    237,437
    Nestle SA                                                  939     79,261
    Partners Group Holding AG                                  214    138,922
    Roche Holding AG(7108918)                                  261     67,292
    Roche Holding AG(7110388)                                4,682  1,185,339
    Schindler Holding AG                                       294     61,827
    SGS SA                                                      68    150,293
    Sika AG                                                     33    227,411
    Sonova Holding AG                                          833    135,105
    Straumann Holding AG                                        91     51,389
    Swisscom AG                                                241    117,792
    Temenos Group AG                                           698     67,473
                                                                   ----------
TOTAL SWITZERLAND                                                   3,977,377
                                                                   ----------
UNITED KINGDOM -- (16.0%)
    Admiral Group P.L.C.                                     2,800     76,384
    Ashtead Group P.L.C.                                     9,048    194,390
    AstraZeneca P.L.C. Sponsored ADR                        18,456    557,002
    BAE Systems P.L.C.                                      51,990    412,480
    British American Tobacco P.L.C.                         12,345    767,930
    BT Group P.L.C.                                         55,731    230,632
    Bunzl P.L.C.                                             4,798    144,869
    Burberry Group P.L.C.                                    5,717    128,961
    Capita P.L.C.                                            9,109     79,147
    Centrica P.L.C.                                         80,204    210,108
    Compass Group P.L.C.                                    12,022    256,512
    Croda International P.L.C.                               1,747     85,246
    Diageo P.L.C. Sponsored ADR                              1,698    221,708
    DS Smith P.L.C.                                         16,379    104,337
    Experian P.L.C.                                         14,762    293,266
    Fresnillo P.L.C.                                         3,321     67,397

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
UNITED KINGDOM -- (Continued)
    G4S P.L.C.                                              21,838 $    94,792
    GlaxoSmithKline P.L.C.                                     786      15,647
    GlaxoSmithKline P.L.C. Sponsored ADR                    14,502     587,621
    Hargreaves Lansdown P.L.C.                               2,614      47,563
    Imperial Brands P.L.C.                                   7,910     325,760
    International Consolidated Airlines Group SA            13,183     100,540
    Intertek Group P.L.C.                                    2,352     133,418
    ITV P.L.C.                                              43,714      99,965
    JD Sports Fashion P.L.C.                                 4,242      20,052
    Johnson Matthey P.L.C.                                   1,721      63,784
    Mondi P.L.C.                                             5,549     146,158
    Next P.L.C.                                              1,302      67,867
    Provident Financial P.L.C.                               1,866      50,798
    Reckitt Benckiser Group P.L.C.                           3,697     359,449
    RELX P.L.C.                                                549      11,958
    RELX P.L.C. Sponsored ADR                                5,403     119,460
    Rentokil Initial P.L.C.                                 20,020      76,727
    Rightmove P.L.C.                                         1,037      57,526
    Rolls-Royce Holdings P.L.C.                             27,542     322,707
    Smiths Group P.L.C.                                      5,892     119,342
    Spirax-Sarco Engineering P.L.C.                            820      60,183
    SSE P.L.C.                                              16,297     296,579
    St James's Place P.L.C.                                  8,569     137,638
    TUI AG                                                   6,980     109,709
    Unilever P.L.C. Sponsored ADR                            9,271     528,354
    Wolseley P.L.C.                                          3,677     219,546
    Worldpay Group P.L.C.                                   22,397     109,293
                                                                   -----------
TOTAL UNITED KINGDOM                                                 8,112,805
                                                                   -----------
TOTAL COMMON STOCKS                                                 49,646,908
                                                                   -----------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
    Bayerische Motoren Werke AG                                668      53,231
    Fuchs Petrolub SE                                          639      37,934
    Sartorius AG                                               384      36,294
    Schaeffler AG                                            1,918      26,741

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
GERMANY -- (Continued)
      Volkswagen AG                                          1,717 $   264,056
                                                                   -----------
TOTAL GERMANY                                                          418,256
                                                                   -----------
TOTAL PREFERRED STOCKS                                                 418,256
                                                                   -----------
TOTAL INVESTMENT SECURITIES                                         50,065,164
                                                                   -----------

                                                                     VALUE+
                                                                   -----------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund                        65,181     754,275
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $49,928,463)^^                 $50,819,439
                                                                   ===========

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------
                                LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                               ---------- ----------- ------- -----------
Common Stocks
   Australia                           -- $ 3,167,651   --    $ 3,167,651
   Austria                             --     123,917   --        123,917
   Belgium                             --     623,260   --        623,260
   Canada                      $4,161,615          --   --      4,161,615
   Denmark                             --     905,631   --        905,631
   Finland                             --     440,104   --        440,104
   France                              --   4,643,856   --      4,643,856
   Germany                             --   4,054,425   --      4,054,425
   Hong Kong                           --   1,254,264   --      1,254,264
   Ireland                         10,521     214,326   --        224,847
   Israel                          31,915     198,883   --        230,798
   Italy                          136,326     870,419   --      1,006,745
   Japan                               --  11,243,347   --     11,243,347
   Netherlands                    770,113     706,745   --      1,476,858
   New Zealand                         --     117,740   --        117,740
   Norway                              --     419,430   --        419,430
   Singapore                           --     499,946   --        499,946
   Spain                               --   1,643,902   --      1,643,902
   Sweden                              --   1,318,390   --      1,318,390
   Switzerland                     68,332   3,909,045   --      3,977,377
   United Kingdom               2,014,145   6,098,660   --      8,112,805
Preferred Stocks
   Germany                             --     418,256   --        418,256
Securities Lending Collateral          --     754,275   --        754,275
                               ---------- -----------   --    -----------
TOTAL                          $7,192,967 $43,626,472   --    $50,819,439
                               ========== ===========   ==    ===========

                        VA EQUITY ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                    198,512 $ 4,164,779
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                       173,934   3,344,744
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                    182,436   2,486,609
Investment in VA U.S. Targeted Value Portfolio of
  DFA Investment Dimensions Group Inc.                     96,127   1,869,660
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     57,029   1,228,984
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.                     40,561   1,045,245
Investment in VA International Small Portfolio of
  DFA Investment Dimensions Group Inc.                     56,183     769,149
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.                     44,775     576,704
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                     11,875     419,177
                                                                  -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $15,545,482)^^                                         $15,905,051
                                                                  -----------

Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
Affiliated Investment Companies       $15,905,051    --      --    $15,905,051
                                      -----------    --      --    -----------
TOTAL                                 $15,905,051    --      --    $15,905,051
                                      ===========    ==      ==    ===========

                        DFA MN MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)

MINNESOTA -- (100.0%)
City of Cambridge (GO) Series A
            3.000%, 02/01/23                                    375  $  404,767
City of Circle Pines (GO) Series B
            3.000%, 02/01/21                                    215     227,221
City of Duluth (GO) Series A
            3.000%, 02/01/20                                    240     250,344
City of East Grand Forks (GO) Series A
            3.000%, 02/01/21                                    200     211,720
City of Hopkins (GO) Series D
            3.000%, 02/01/22                                    130     139,500
City of Hutchinson (GO) Series C
            2.000%, 02/01/19                                    140     141,904
City of Kasson (GO)
            4.000%, 02/01/23                                    320     359,952
City of Lakeville (GO) Series B
            5.000%, 02/01/24                                    710     861,273
City of Marshall (GO) Series B
            5.000%, 02/01/21                                    110     124,142
City of Minneapolis (GO)
            3.000%, 12/01/27                                  5,000   5,297,100
City of Red Wing (GO) Series A
            4.000%, 02/01/26                                    700     811,832
City of Richfield (GO) Series A
            3.000%, 02/01/24                                    255     277,103
City of State Cloud (GO) Series A
            3.000%, 02/01/24                                    450     483,255
City of State Francis (GO) Series A
            3.000%, 02/01/19                                    275     282,623
            3.000%, 02/01/20                                    285     297,543
City of Waconia (GO) Series A
            3.000%, 02/01/23                                    450     485,509
            3.000%, 02/01/26                                    820     886,855
City of West State Paul (GO) Series A
            3.000%, 02/01/23                                    230     247,627
Cloquet Independent School District No. 94 (GO) Series A
  (SD CRED PROG)
            5.000%, 04/01/22                                    910   1,057,757
County of Itasca (GO) Series A
            5.000%, 02/01/24                                    545     656,256
County of Olmsted (GO) Series A
            4.000%, 02/01/27                                    445     509,654
County of Sherburne (GO) Series A
            3.000%, 02/01/24                                  1,360   1,482,264
County of Swift (GO) Series A
            3.000%, 02/01/23                                    215     230,796

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MINNESOTA -- (Continued)
Dakota County Community Development Agency (RB) Series B
  (CNTY GTD)
            5.000%, 01/01/23                                  1,180  $1,401,970
Fosston Independent School District No. 601 (GO) (SD
  CRED PROG)
            4.000%, 02/01/25                                    550     636,564
Hastings Independent School District No. 200
  (GO) Series A (SD CRED PROG)
            5.000%, 02/01/21                                    740     836,496
Hennepin County (GO) Series A
            5.000%, 12/01/22                                  2,125   2,532,044
Hennepin County (GO) Series B
            5.000%, 12/01/21                                  2,000   2,327,820
Itasca County (GO) Series A
            5.000%, 02/01/23                                    865   1,024,601
Metropolitan Council (GO) Series C
            5.000%, 03/01/26                                  1,550   1,948,195
Milaca Independent School District No 912 (GO) Series A
            4.000%, 02/01/24                                    830     947,462
Milaca Independent School District No. 912 (GO) Series A
  (SD CRED PROG)
            4.000%, 02/01/23                                    825     933,850
Minneapolis Special School District No. 1 (GO) (SD CRED
  PROG)
            5.000%, 02/01/24                                  1,200   1,459,800
Minnesota State (GO) Series B
            5.000%, 08/01/19                                  1,500   1,619,745
Minnesota State (GO) Series D
            5.000%, 08/01/20                                  2,000   2,231,660
            5.000%, 08/01/22                                  1,820   2,150,421
Minnesota State (GO) Series E
            5.000%, 08/01/18                                    150     156,167
Minnesota State (GO) Series F
            4.000%, 08/01/18                                    100     103,123
            5.000%, 10/01/18                                  3,985   4,175,642
Minnesota State 911 Services Revenue (RB)
(currency)  5.000%, 06/01/20
            (Pre-refunded @ $100, 6/1/19)                     2,100   2,254,518
Moorhead Independent School District No. 152 (GO)
  Series A (SD CRED PROG)
            4.000%, 02/01/24                                    250     286,207
Morris Area Schools Independent School District No. 2769
  (GO) Series A
            4.000%, 02/01/24                                    300     344,445

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
MINNESOTA -- (Continued)
Morris Area Schools Independent School District No. 2769
  (GO) Series A (SD CRED PROG)
    4.000%, 02/01/23                                        1,490  $ 1,690,807
New London-Spicer Independent School District No 345
  (GO) Series A
    3.000%, 02/01/23                                          150      161,414
North Branch Independent School District No. 138 (GO)
  Series A (SD CRED PROG)
    5.000%, 02/01/20                                          300      328,398
North St Paul-Maplewood-Oakdale Independent School
  District No 622 (GO) Series A
    3.000%, 02/01/24                                          255      276,446
North St Paul-Maplewood-Oakdale Independent School
  District No 622 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/22                                          255      295,818
Olmsted County (GO) Series A
    5.000%, 02/01/24                                          675      821,137
Pine City Independent School District No. 578 (GO)
  Series A (SD CRED PROG)
    2.000%, 02/01/21                                          300      307,878
Shakopee Independent School District No. 720 (GO) Series A
  (SD CRED PROG)
    5.000%, 02/01/18                                          220      224,561
Washington County (GO) Series A
    5.000%, 02/01/19                                          150      159,110
                                                                   -----------
TOTAL MUNICIPAL BONDS                                               47,363,296
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $47,397,550)^^                                               $47,363,296
                                                                   ===========

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 ---------------------------------------
                 LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                 -------  ----------- ------- -----------
Municipal Bonds    --     $47,363,296   --    $47,363,296
                   --     -----------   --    -----------
TOTAL              --     $47,363,296   --    $47,363,296
                   ==     ===========   ==    ===========

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2017, the Fund consisted of one hundred operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the master funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. The DFA Diversified Fixed Income Portfolio may pursue its investment objectives by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA

International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, and International High Relative Profitability Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio and DFA MN Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2017, Emerging Markets Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio had significant transfers of securities with a total value of $240,420 and $14,986 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): DFA LTIP Portfolio, DFA Diversified Fixed Income Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

At July 31, 2017, the following Portfolios had outstanding forward currency contracts (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                         UNREALIZED
                                                                VALUE AT   FOREIGN
SETTLEMENT  CURRENCY                                   CONTRACT JULY 31,  EXCHANGE
  DATE      AMOUNT**    CURRENCY       COUNTERPARTY     AMOUNT    2017   GAIN (LOSS)
----------  -------- ---------------  ---------------  -------- -------- -----------
08/11/17     (2,002) Canadian Dollar  Citibank, N.A.   $(1,598) $(1,606)    $  (8)
08/11/17     (2,141) Canadian Dollar  Citibank, N.A.    (1,712)  (1,717)       (5)
                                      State Street
08/11/17     (5,149) Canadian Dollar  Bank and Trust    (3,988)  (4,131)     (143)
                                                       -------  -------     -----
                                                       $(7,298) $(7,454)    $(156)
                                                       =======  =======     =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                          UNREALIZED
                                                                VALUE AT    FOREIGN
SETTLEMENT   CURRENCY                                CONTRACT   JULY 31,   EXCHANGE
  DATE       AMOUNT**      CURRENCY    COUNTERPARTY   AMOUNT      2017    GAIN (LOSS)
----------  ----------  -------------- ------------ ---------  ---------  -----------

                                        State
                                        Street
                                        Bank
                        Canadian        and
08/03/17        (8,956) Dollar          Trust       $  (6,927) $  (7,184)   $  (257)

                                        State
                                        Street
                                        Bank
                        Denmark         and
08/25/17       (13,785) Krone           Trust          (2,161)    (2,197)       (36)

                                        State
                                        Street
                                        Bank
                                        and
08/01/17        27,108  Euro            Trust          31,810     32,090        280
                                        UBS
08/01/17       (27,108) Euro            AG            (30,991)   (32,090)    (1,099)

                                        State
                                        Street
                                        Bank
                                        and
08/31/17       (27,987) Euro            Trust         (32,892)   (33,180)      (288)
                        Hong
                        Kong            ANZ
08/04/17       (92,238) Dollar          Securities    (11,825)   (11,810)        15

                        Japanese        UBS
08/03/17    (3,056,382) Yen             AG            (27,039)   (27,725)      (686)

                        Norwegian       Citibank,
08/21/17        (7,726) Krone           N.A.             (959)      (983)       (24)

                                        State
                                        Street
                                        Bank
                        Singapore       and
08/21/17        (1,723) Dollar          Trust          (1,261)    (1,272)       (11)

                        Swedish         JP
08/22/17       (28,498) Krona           Morgan         (3,454)    (3,534)       (80)

                                        State
                                        Street
                                        Bank
                        Swiss           and
08/21/17        (6,660) Franc           Trust          (6,998)    (6,895)       103

                                        State
                                        Street
                                        Bank
                        UK              and
08/29/17       (14,070) Pound Sterling  Trust         (18,356)   (18,580)      (224)
                                                    ---------  ---------    -------
                                                    $(111,053) $(113,360)   $(2,307)
                                                    =========  =========    =======

DFA COMMODITY STRATEGY PORTFOLIO

                                                                        UNREALIZED
                                                               VALUE AT   FOREIGN
SETTLEMENT  CURRENCY                                  CONTRACT JULY 31,  EXCHANGE
  DATE      AMOUNT**    CURRENCY       COUNTERPARTY    AMOUNT    2017   GAIN (LOSS)
----------  -------- ---------------- --------------- -------- -------- -----------
08/30/17     (5,963) Canadian Dollar  Citibank, N.A.  $(4,766) $(4,785)    $(19)
                                                      -------  -------     ----
                                                      $(4,766) $(4,785)    $(19)
                                                      =======  =======     ====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                   UNREALIZED
                                                         VALUE AT    FOREIGN
 SETTLEMENT CURRENCY                          CONTRACT   JULY 31,   EXCHANGE
 DATE       AMOUNT**  CURRENCY  COUNTERPARTY   AMOUNT      2017    GAIN (LOSS)
 ---------- --------  --------- ------------ ---------  ---------  -----------
                      Canadian
 08/03/17     (5,140) Dollar    JP Morgan    $  (4,065) $  (4,123)   $   (58)
                                State Street
                      Canadian  Bank and
 08/03/17    (10,076) Dollar    Trust           (7,777)    (8,082)      (305)
                                State Street
                      Canadian  Bank and
 08/03/17    (18,731) Dollar    Trust          (14,554)   (15,024)      (470)
                                State Street
                      Canadian  Bank and
 08/03/17    (20,329) Dollar    Trust          (15,686)   (16,306)      (620)
                                State Street
                      Canadian  Bank and
 08/03/17    (25,366) Dollar    Trust          (19,580)   (20,347)      (767)
                      Canadian  Barclays
 08/03/17    (25,283) Dollar    Capital        (19,628)   (20,280)      (652)
                      Canadian  Barclays
 08/03/17    (25,170) Dollar    Capital        (19,779)   (20,189)      (410)
                                State Street
                      Canadian  Bank and
 08/03/17    (30,236) Dollar    Trust          (23,326)   (24,252)      (926)
                      Canadian  Barclays
 08/03/17    (35,959) Dollar    Capital        (27,841)   (28,843)    (1,002)
                      Canadian
 08/16/17    (10,132) Dollar    HSBC Bank       (8,013)    (8,128)      (115)
                      Canadian
 08/16/17    (10,277) Dollar    UBS AG          (8,078)    (8,245)      (167)
                      Canadian  Barclays
 08/16/17   (174,515) Dollar    Capital       (136,874)  (140,009)    (3,135)
                                State Street
                      Canadian  Bank and
 08/18/17     (2,160) Dollar    Trust           (1,704)    (1,734)       (30)
                      Canadian  Barclays
 08/18/17     (4,952) Dollar    Capital         (3,981)    (3,973)         8
                      Canadian
 08/18/17     (5,042) Dollar    HSBC Bank       (4,005)    (4,045)       (40)
                      Canadian
 08/18/17     (5,428) Dollar    UBS AG          (4,321)    (4,355)       (34)
                      Canadian
 08/18/17     (8,807) Dollar    UBS AG          (7,046)    (7,066)       (20)
                      Canadian
 08/18/17     (9,581) Dollar    UBS AG          (7,692)    (7,687)         5
                                State Street
                      Canadian  Bank and
 08/18/17    (20,385) Dollar    Trust          (16,272)   (16,355)       (83)
                                State Street
                      Canadian  Bank and
 08/18/17    (26,288) Dollar    Trust          (20,730)   (21,091)      (361)
                      Canadian
 08/18/17    (32,373) Dollar    UBS AG         (25,655)   (25,973)      (318)
                      Canadian
 08/18/17    (35,747) Dollar    HSBC Bank      (28,398)   (28,679)      (281)
                      Canadian  Citibank,
 09/06/17     (4,893) Dollar    N.A.            (3,929)    (3,927)         2
                                State Street
                      Singapore Bank and
 08/10/17    (25,623) Dollar    Trust          (18,347)   (18,910)      (563)
                      Singapore
 08/21/17    (15,170) Dollar    HSBC Bank      (10,951)   (11,197)      (246)
                      Singapore
 08/21/17    (15,487) Dollar    JP Morgan      (11,222)   (11,431)      (209)
                      Singapore
 08/22/17    (29,905) Dollar    HSBC Bank      (21,883)   (22,073)      (190)
                      Singapore
 09/22/17    (30,900) Dollar    HSBC Bank      (22,610)   (22,818)      (208)
                      Singapore
 10/06/17    (14,936) Dollar    JP Morgan      (10,813)   (11,032)      (219)
                      Singapore
 10/12/17    (20,000) Dollar    HSBC Bank      (14,598)   (14,773)      (175)
                                State Street
                      Singapore Bank and
 10/13/17    (21,111) Dollar    Trust          (15,413)   (15,595)      (182)

                                    Royal
                     Singapore      Bank of
  10/24/17  (30,084) Dollar         Scotland     (22,170)   (22,227)      (57)
                     UK             Citibank,
  08/07/17   (3,042) Pound Sterling N.A.          (3,930)    (4,015)      (85)
                     UK             Citibank,
  08/31/17   (3,173) Pound Sterling N.A.          (4,177)    (4,191)      (14)
                                               ---------  ---------  --------
                                               $(585,048) $(596,975) $(11,927)
                                               =========  =========  ========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                   UNREALIZED
                                                         VALUE AT    FOREIGN
  SETTLEMENT CURRENCY                          CONTRACT  JULY 31,   EXCHANGE
    DATE     AMOUNT**  CURRENCY   COUNTERPARTY  AMOUNT     2017    GAIN (LOSS)
  ---------- --------  ---------  ------------ --------  --------  -----------
                                   State
                                   Street
                       Canadian    Bank and
  08/28/17    (10,284) Dollar      Trust       $ (8,227) $ (8,252)   $   (25)
                                   ANZ
  10/20/17     (2,314) Euro        Securities    (2,707)   (2,751)       (44)
  10/20/17    (13,726) Euro        UBS AG       (15,958)  (16,318)      (360)
                       New
                       Zealand     ANZ
  08/03/17     60,673  Dollar      Securities    43,981    45,565      1,584
                       New
                       Zealand     ANZ
  08/07/17     65,493  Dollar      Securities    47,640    49,181      1,541
                                   Royal
                       Singapore   Bank of
  08/23/17    (10,189) Dollar      Scotland      (7,452)   (7,521)       (69)
                                   National
                       Swedish     Australia
  08/07/17     (6,347) Krona       Bank Ltd.       (773)     (786)       (13)
                       Swedish
  08/07/17    (17,018) Krona       UBS AG        (2,052)   (2,108)       (56)
                       Swedish     Barclays
  08/07/17    (81,596) Krona       Capital       (9,826)  (10,109)      (283)
                       Swedish
  08/07/17   (354,881) Krona       JP Morgan    (42,124)  (43,967)    (1,843)
                                               --------  --------    -------
                                               $  2,502  $  2,934    $   432
                                               ========  ========    =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                   UNREALIZED
                                                         VALUE AT    FOREIGN
  SETTLEMENT CURRENCY                          CONTRACT  JULY 31,   EXCHANGE
    DATE     AMOUNT**  CURRENCY   COUNTERPARTY  AMOUNT     2017    GAIN (LOSS)
  ---------- --------  ---------  ------------ --------  --------  -----------
                       Canadian    Barclays
  08/09/17    (14,633) Dollar      Capital     $(11,574) $(11,739)    $(165)
                       Canadian
  08/09/17    (16,995) Dollar      UBS AG       (13,161)  (13,634)     (473)
                       Canadian
  08/09/17    (18,438) Dollar      UBS AG       (14,805)  (14,791)       14
                       Canadian    Barclays
  08/09/17    (23,698) Dollar      Capital      (18,283)  (19,011)     (728)
                       Canadian
  08/09/17    (24,756) Dollar      UBS AG       (19,442)  (19,859)     (417)
                       Canadian    Barclays
  08/09/17    (30,153) Dollar      Capital      (23,410)  (24,188)     (778)
                                   State
                                   Street
                       Canadian    Bank and
  08/09/17    (31,515) Dollar      Trust        (24,848)  (25,281)     (433)
                       Canadian
  08/18/17     (8,933) Dollar      UBS AG        (7,145)   (7,167)      (22)
                       Canadian    Citibank,
  08/18/17    (10,033) Dollar      N.A.          (8,028)   (8,049)      (21)
                       Canadian    Barclays
  08/18/17    (23,789) Dollar      Capital      (19,125)  (19,086)       39
                       Canadian
  08/18/17    (30,939) Dollar      UBS AG       (24,520)  (24,822)     (302)
                       Canadian    Barclays
  08/18/17   (100,000) Dollar      Capital      (79,440)  (80,230)     (790)
                       Canadian
  08/22/17    (19,968) Dollar      UBS AG       (15,896)  (16,022)     (126)

                                    State Street
 08/22/17  (40,579) Canadian Dollar Bank and Trust   (32,390)  (32,559)   (169)
                                    Barclays
 08/22/17 (101,453) Canadian Dollar Capital          (80,600)  (81,401)   (801)
 08/21/17  (30,185) Euro            Citibank, N.A.   (34,820)  (35,769)   (949)
 08/21/17  (36,200) Euro            Citibank, N.A.   (42,208)  (42,896)   (688)
                                    Barclays
 08/21/17  (60,283) Euro            Capital          (69,782)  (71,433) (1,651)
 09/22/17     (340) Euro            Citibank, N.A.      (389)     (403)    (14)
 09/22/17   (2,711) Euro            Citibank, N.A.    (3,120)   (3,218)    (98)
 09/22/17   (4,103) Euro            Citibank, N.A.    (4,695)   (4,870)   (175)
                                    State Street
 09/22/17   (4,393) Euro            Bank and Trust    (5,036)   (5,214)   (178)
 09/22/17   (9,738) Euro            Citibank, N.A.   (11,101)  (11,559)   (458)
 09/22/17  (96,271) Euro            Citibank, N.A.  (108,294) (114,276) (5,982)
                                    State Street
 10/02/17  (21,944) Euro            Bank and Trust   (26,046)  (26,062)    (16)
 10/11/17   (3,480) Euro            Citibank, N.A.    (4,015)   (4,136)   (121)
 10/11/17   (4,270) Euro            Citibank, N.A.    (4,900)   (5,074)   (174)
 10/11/17  (14,419) Euro            UBS AG           (17,015)  (17,133)   (118)
                                    Royal Bank of
 10/11/17  (25,887) Euro            Scotland         (30,331)  (30,760)   (429)
                                    State Street
 10/11/17  (79,450) Euro            Bank and Trust   (91,607)  (94,407) (2,800)
                                    State Street
 10/12/17   (4,082) Euro            Bank and Trust    (4,677)   (4,851)   (174)
 10/12/17  (17,472) Euro            UBS AG           (20,573)  (20,762)   (189)
 10/12/17  (22,842) Euro            Citibank, N.A.   (26,676)  (27,144)   (468)
 10/12/17  (80,000) Euro            UBS AG           (92,254)  (95,066) (2,812)
                    Singapore
 08/02/17   22,232  Dollar          HSBC Bank         16,386    16,407      21
                    Singapore       State Street
 08/02/17  (22,232) Dollar          Bank and Trust   (15,797)  (16,406)   (609)
                    Singapore
 08/22/17  (16,553) Dollar          HSBC Bank        (12,112)  (12,218)   (106)
                    Singapore
 09/07/17  (10,299) Dollar          HSBC Bank         (7,464)   (7,603)   (139)
                                    Morgan Stanley
                    Singapore       and Co.
 09/07/17  (15,394) Dollar          International    (11,144)  (11,365)   (221)
                    Singapore       State Street
 09/20/17  (25,437) Dollar          Bank and Trust   (18,598)  (18,783)   (185)
                    Singapore
 09/22/17  (21,485) Dollar          HSBC Bank        (15,722)  (15,866)   (144)
                    Singapore       Royal Bank of
 09/29/17  (22,511) Dollar          Scotland         (16,317)  (16,625)   (308)
                    Singapore       State Street
 10/02/17  (22,662) Dollar          Bank and Trust   (16,395)  (16,738)   (343)
                    Singapore       Royal Bank of
 10/12/17  (24,418) Dollar          Scotland         (17,748)  (18,037)   (289)
                    Singapore       State Street
 10/13/17  (18,706) Dollar          Bank and Trust   (13,654)  (13,818)   (164)
                    Singapore
 10/24/17  (22,041) Dollar          HSBC Bank        (16,263)  (16,284)    (21)
                                    Barclays
 08/03/17  (63,041) Swedish Krona   Capital           (7,678)   (7,809)   (131)
                                    Barclays
 08/03/17 (150,548) Swedish Krona   Capital          (18,031)  (18,647)   (616)

                              State
                              Street
                   Swedish    Bank and
08/03/17 (289,846) Krona      Trust             (35,721)     (35,902)     (181)
                              State
                              Street
                   Swedish    Bank and
08/03/17 (309,818) Krona      Trust             (36,806)     (38,375)   (1,569)
                              Morgan
                              Stanley
                   Swedish    and Co.
08/03/17 (818,814) Krona      International     (97,037)    (101,422)   (4,385)
                   Swedish    ANZ
08/04/17 (375,586) Krona      Securities        (44,712)     (46,524)   (1,812)
                              State
                              Street
                   Swedish    Bank and
08/04/17 (435,167) Krona      Trust             (51,730)     (53,905)   (2,175)
                              Morgan
                              Stanley
                   Swedish    and Co.
08/04/17 (815,000) Krona      International     (96,557)    (100,955)   (4,398)
                   Swedish
09/29/17 (218,537) Krona      JP Morgan         (25,996)     (27,156)   (1,160)
                              State
                              Street
                   Swedish    Bank and
09/29/17 (310,843) Krona      Trust             (37,070)     (38,626)   (1,556)
                              State
                              Street
                   Swedish    Bank and
09/29/17 (402,574) Krona      Trust             (48,102)     (50,025)   (1,923)
                              State
                              Street
                   Swedish    Bank and
09/29/17 (453,228) Krona      Trust             (53,647)     (56,319)   (2,672)
                   Swedish    ANZ
10/02/17 (184,692) Krona      Securities        (22,946)     (22,954)       (8)
                                            -----------  -----------  --------
                                            $(1,711,067) $(1,758,827) $(47,760)
                                            ===========  ===========  ========

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                    UNREALIZED
                                                          VALUE AT    FOREIGN
SETTLEMENT  CURRENCY                           CONTRACT   JULY 31,   EXCHANGE
  DATE      AMOUNT**   CURRENCY  COUNTERPARTY   AMOUNT      2017    GAIN (LOSS)
---------- ----------  --------  ------------ ---------  ---------  -----------
                                  State
                                  Street
                       Canadian   Bank and
08/02/17      110,993  Dollar     Trust       $  89,060  $  89,026    $   (34)
                       Canadian
08/02/17        3,346  Dollar     JP Morgan       2,658      2,684         26

                       Canadian   Citibank,
08/02/17        2,077  Dollar     N.A.            1,602      1,666         64

                       Canadian   Citibank,
08/02/17        1,701  Dollar     N.A.            1,308      1,364         56

                       Canadian   Citibank,
08/02/17        1,290  Dollar     N.A.              957      1,034         77

                       Canadian   Citibank,
08/02/17         (219) Dollar     N.A.             (163)      (176)       (13)
                                  State
                                  Street
                       Canadian   Bank and
08/02/17       (1,988) Dollar     Trust          (1,473)    (1,595)      (122)
                       Canadian   ANZ
08/02/17       (2,879) Dollar     Securities     (2,138)    (2,309)      (171)
                       Canadian
08/02/17     (114,320) Dollar     JP Morgan     (83,374)   (91,696)    (8,322)
                                  State
                                  Street
                       Canadian   Bank and
09/05/17     (109,699) Dollar     Trust         (88,069)   (88,034)        35
                                  Bank of
                       Denmark    America
10/05/17     (224,298) Krone      Corp.         (34,516)   (35,832)    (1,316)

                                  Citibank,
09/28/17        1,030  Euro       N.A.            1,195      1,223         28
                                  Barclays
09/28/17      (88,276) Euro       Capital      (101,098)  (104,822)    (3,724)
10/03/17      (87,007) Euro       UBS AG        (99,568)  (103,344)    (3,776)

                                  Citibank,
10/04/17        1,782  Euro       N.A.            2,088      2,117         29
10/04/17      (84,883) Euro       UBS AG        (97,419)  (100,826)    (3,407)
10/24/17      (85,662) Euro       UBS AG       (100,224)  (101,858)    (1,634)

                       Japanese   Citibank,
08/02/17      (17,908) Yen        N.A.             (162)      (162)        --

                       Japanese   Citibank,
10/05/17   (8,633,017) Yen        N.A.          (75,914)   (78,538)    (2,624)

                                    Bank of
                     Norwegian      America
  08/16/17      457  Krone          Corp.             58         58        --
                     Norwegian
  08/16/17  (44,485) Krone          JP Morgan     (5,375)    (5,659)     (284)
                     Singapore      Barclays
  09/22/17  (23,447) Dollar         Capital      (17,154)   (17,314)     (160)
                                    State
                                    Street
                     Singapore      Bank and
  10/13/17  (24,246) Dollar         Trust        (17,698)   (17,910)     (212)
                     Swedish        Barclays
  08/08/17    5,596  Krona          Capital          675        693        18
                     Swedish        Barclays
  08/08/17    4,211  Krona          Capital          520        522         2
                     Swedish
  08/08/17 (370,523) Krona          JP Morgan    (43,894)   (45,907)   (2,013)
                     UK             Citibank,
  08/02/17     (486) Pound Sterling N.A.            (641)      (641)       --
                     UK
  08/07/17   (1,712) Pound Sterling JP Morgan     (2,252)    (2,260)       (8)
                     UK
  08/07/17  (36,883) Pound Sterling UBS AG       (47,636)   (48,671)   (1,035)
                                    State
                                    Street
                     UK             Bank and
  08/29/17  (90,678) Pound Sterling Trust       (118,287)  (119,746)   (1,459)
                                               ---------  ---------  --------
                                               $(836,934) $(866,913) $(29,979)
                                               =========  =========  ========

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                                                                    UNREALIZED
                                                          VALUE AT    FOREIGN
 SETTLEMENT CURRENCY                           CONTRACT   JULY 31,   EXCHANGE
   DATE     AMOUNT**  CURRENCY   COUNTERPARTY   AMOUNT      2017    GAIN (LOSS)
 ---------- --------  ---------  ------------ ---------  ---------  -----------
                                  State
                                  Street
                      Canadian    Bank and
 08/23/17     (9,817) Dollar      Trust       $  (7,837) $  (7,877)   $   (40)
                      Canadian
 08/23/17    (49,729) Dollar      HSBC Bank     (39,454)   (39,901)      (447)
                                  Citibank,
 09/22/17       (629) Euro        N.A.             (729)      (745)       (16)
                                  Citibank,
 09/22/17     (4,260) Euro        N.A.           (4,986)    (5,057)       (71)
 09/22/17    (28,282) Euro        UBS AG        (32,530)   (33,571)    (1,041)
                      Swedish
 08/04/17    (41,450) Krona       UBS AG         (5,049)    (5,135)       (86)
                      Swedish
 08/04/17   (156,201) Krona       UBS AG        (18,835)   (19,349)      (514)
                      Swedish
 08/04/17   (493,403) Krona       JP Morgan     (58,116)   (61,119)    (3,003)
                                              ---------  ---------    -------
                                              $(167,536) $(172,754)   $(5,218)
                                              =========  =========    =======

DFA TARGETED CREDIT PORTFOLIO

                                                                   UNREALIZED
                                                         VALUE AT    FOREIGN
 SETTLEMENT CURRENCY                           CONTRACT  JULY 31,   EXCHANGE
   DATE     AMOUNT**  CURRENCY    COUNTERPARTY  AMOUNT     2017    GAIN (LOSS)
 ---------- -------- -----------  ------------ --------  --------  -----------
                     Canadian     Citibank,
 08/10/17    (1,126) Dollar       N.A.         $   (872) $   (903)    $ (31)
                     Canadian     Citibank,
 08/10/17    (1,976) Dollar       N.A.           (1,535)   (1,586)      (51)
                                  Citibank,
 10/20/17      (930) Euro         N.A.           (1,095)   (1,105)      (10)
                                  Citibank,
 10/20/17    (1,015) Euro         N.A.           (1,185)   (1,206)      (21)
                                  Citibank,
 10/20/17    (8,615) Euro         N.A.          (10,017)  (10,242)     (225)
                                               --------  --------     -----
                                               $(14,704) $(15,042)    $(338)
                                               ========  ========     =====

DFA INVESTMENT GRADE PORTFOLIO

                                                                   UNREALIZED
                                                         VALUE AT    FOREIGN
 SETTLEMENT CURRENCY                          CONTRACT   JULY 31,   EXCHANGE
   DATE     AMOUNT**  CURRENCY   COUNTERPARTY  AMOUNT      2017    GAIN (LOSS)
 ---------- --------  ---------  ------------ --------  ---------  -----------
                                  State
                                  Street
                      Canadian    Bank and
 08/22/17    (31,361) Dollar      Trust       $(24,885) $ (25,162)   $  (277)
                                  State
                                  Street
                                  Bank and
 10/20/17    (11,683) Euro        Trust        (13,568)   (13,889)      (321)
                      Swedish
 08/22/17   (496,221) Krona       JP Morgan    (59,970)   (61,529)    (1,559)
                                              --------  ---------    -------
                                              $(98,423) $(100,580)   $(2,157)
                                              ========  =========    =======

DFA SHORT-DURATION REAL RETURN PORTFOLIO

                                                                    UNREALIZED
                                                          VALUE AT    FOREIGN
 SETTLEMENT CURRENCY                            CONTRACT  JULY 31,   EXCHANGE
   DATE     AMOUNT**   CURRENCY    COUNTERPARTY  AMOUNT     2017    GAIN (LOSS)
 ---------- --------  -----------  ------------ --------  --------  -----------
                      Canadian     Barclays
 08/02/17     12,916  Dollar       Capital      $ 10,363  $ 10,360    $    (3)
                      Canadian     ANZ
 08/02/17     (1,297) Dollar       Securities     (1,000)   (1,040)       (40)
                      Canadian     ANZ
 08/02/17     (2,357) Dollar       Securities     (1,820)   (1,891)       (71)
                      Canadian     ANZ
 08/02/17     (2,925) Dollar       Securities     (2,349)   (2,346)         3
                      Canadian     Citibank,
 08/02/17     (6,338) Dollar       N.A.           (5,070)   (5,083)       (13)
                      Canadian     Barclays
 09/01/17    (10,242) Dollar       Capital        (8,238)   (8,219)        19
                      Canadian     Barclays
 09/05/17    (12,929) Dollar       Capital       (10,379)  (10,376)         3
                                   Citibank,
 10/24/17    (16,097) Euro         N.A.          (18,831)  (19,141)      (310)
                      Singapore    ANZ
 10/17/17     (5,065) Dollar       Securities     (3,707)   (3,741)       (34)
                      Swedish      Barclays
 10/11/17    (24,601) Krona        Capital        (2,975)   (3,059)       (84)
                      Swedish      Citibank,
 10/11/17    (40,097) Krona        N.A.           (4,903)   (4,986)       (83)
                      Swedish      Citibank,
 10/11/17   (359,475) Krona        N.A.          (42,992)  (44,699)    (1,707)
                                                --------  --------    -------
                                                $(91,901) $(94,221)   $(2,320)
                                                ========  ========    =======

VA GLOBAL BOND PORTFOLIO

                                                                    UNREALIZED
                                                           VALUE AT   FOREIGN
SETTLEMENT CURRENCY                               CONTRACT JULY 31,  EXCHANGE
  DATE     AMOUNT**   CURRENCY     COUNTERPARTY    AMOUNT    2017   GAIN (LOSS)
---------- -------- -------------  -------------- -------- -------- -----------
                    Canadian       State Street
08/18/17    (2,630) Dollar         Bank and Trust $(2,074) $(2,110)    $ (36)
                    Canadian       Barclays
08/18/17    (8,745) Dollar         Capital         (6,947)  (7,016)      (69)
10/11/17      (491) Euro           Citibank, N.A.    (570)    (584)      (14)
10/11/17      (820) Euro           Citibank, N.A.    (960)    (975)      (15)
10/11/17      (838) Euro           Citibank, N.A.    (989)    (997)       (8)
10/11/17      (854) Euro           Citibank, N.A.  (1,000)  (1,014)      (14)
10/11/17    (1,108) Euro           Citibank, N.A.  (1,269)  (1,316)      (47)
10/11/17    (1,712) Euro           Citibank, N.A.  (1,999)  (2,034)      (35)
                                   State Street
10/11/17    (6,605) Euro           Bank and Trust  (7,612)  (7,848)     (236)

 09/22/17          Singapore       Barclays
           (4,621) Dollar          Capital           (3,380)   (3,412)     (32)
 08/03/17  (7,084) Swedish Krona   Citibank, N.A.      (849)     (878)     (29)
 08/03/17 (11,354) Swedish Krona   JP Morgan         (1,369)   (1,406)     (37)
 08/03/17 (16,810) Swedish Krona   Citibank, N.A.    (2,001)   (2,082)     (81)
 08/03/17                          Royal Bank of
          (65,268) Swedish Krona   Scotland          (7,687)   (8,084)    (397)
                                                   --------  --------  -------
                                                   $(38,706) $(39,756) $(1,050)
                                                   ========  ========  =======

DFA SOCIAL FIXED INCOME PORTFOLIO

                                                                   UNREALIZED
                                                          VALUE AT   FOREIGN
 SETTLEMENT CURRENCY                             CONTRACT JULY 31,  EXCHANGE
   DATE     AMOUNT**   CURRENCY    COUNTERPARTY   AMOUNT    2017   GAIN (LOSS)
 ---------- -------- ------------- ------------  -------- -------- -----------
 08/23/17            Canadian      Citibank,
               (361) Dollar        N.A.          $  (286) $  (289)    $ (3)
 10/12/17                          Citibank,
               (224) Euro          N.A.             (258)    (267)      (9)
 08/30/17                          Citibank,
            (13,404) Swedish Krona N.A.           (1,634)  (1,663)     (29)
                                                 -------  -------     ----
                                                 $(2,178) $(2,219)    $(41)
                                                 =======  =======     ====

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

4. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price and subject the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there is a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

At July 31, 2017, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
Enhanced
  U.S.
  Large      S&P 500
  Company    Emini
  Portfolio  Index(R)       09/15/17    2,366   $291,964   $8,444     $   --
                                                --------   ------     ------
                                                $291,964   $8,444     $   --
                                                ========   ======     ======

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
U.S.
  Targeted   S&P 500
  Value      Emini
  Portfolio  Index(R)       09/15/17      723   $ 89,218   $1,377     $3,037
                                                --------   ------     ------
                                                $ 89,218   $1,377     $3,037
                                                ========   ======     ======

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
U.S.
  Small
  Cap        S&P 500
  Value      Emini
  Portfolio  Index(R)       09/15/17    1,040   $128,336   $1,660     $4,368
                                                --------   ------     ------
                                                $128,336   $1,660     $4,368
                                                ========   ======     ======

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
U.S.
  Core       S&P 500
  Equity 1   Emini
  Portfolio  Index(R)       09/15/17    1,245   $153,633   $2,380     $5,229
                                                --------   ------     ------
                                                $153,633   $2,380     $5,229
                                                ========   ======     ======

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
U.S.
  Core       S&P 500
  Equity 2   Emini
  Portfolio  Index(R)       09/15/17    1,385   $170,909   $2,401     $5,817
                                                --------   ------     ------
                                                $170,909   $2,401     $5,817
                                                ========   ======     ======

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
U.S.
  Vector     S&P 500
  Equity     Emini
  Portfolio  Index(R)       09/15/17      295   $ 36,403   $  575     $1,239
                                                --------   ------     ------
                                                $ 36,403   $  575     $1,239
                                                ========   ======     ======

                                       NUMBER            UNREALIZED
                           EXPIRATION    OF     CONTRACT    GAIN       CASH
             DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
             ------------  ---------- --------- -------- ---------- ----------
U.S.
  Small
  Cap        Russell 2000
  Portfolio  Index (R)      09/15/17    1,104   $ 78,627   $  329     $1,300
U.S.
  Small      S&P 500
  Cap        Emini
  Portfolio  Index(R)       09/15/17      723     89,218    1,377      5,435
                                                --------   ------     ------
                                                $167,845   $1,706     $6,735
                                                ========   ======     ======

                                          NUMBER            UNREALIZED
                              EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION     DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ------------ ---------- --------- -------- ---------- ----------
U.S.
  Micro
  Cap            Russell 2000
  Portfolio      Index(R)      09/15/17      318   $ 22,648   $   95     $  983
U.S.
  Micro          S&P
  Cap            500
  Portfolio      Emini
                 Index(R)      09/15/17      250     30,850      109      1,132
                                                   --------   ------     ------
                                                   $ 53,498   $  204     $2,115
                                                   ========   ======     ======

                                          NUMBER            UNREALIZED
                              EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION     DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ------------ ---------- --------- -------- ---------- ----------
DFA
  Real           S&P
  Estate         500
  Securities     Emini
  Portfolio      Index(R)      09/15/17      366   $ 45,164   $  570     $1,537
                                                   --------   ------     ------
                                                   $ 45,164   $  570     $1,537
                                                   ========   ======     ======

                                          NUMBER            UNREALIZED
                              EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION     DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ------------ ---------- --------- -------- ---------- ----------
Large
  Cap            Mini
  International  MSCI
  Portfolio      EAFE
                 Index(R)      09/15/17       85   $  8,240   $  232     $  437
Large
  Cap            S&P
  International  500
  Portfolio      Emini
                 Index(R)      09/15/17      226     27,889      431        810
                                                   --------   ------     ------
                                                   $ 36,129   $  663     $1,247
                                                   ========   ======     ======

                                          NUMBER            UNREALIZED
                              EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION     DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ------------ ---------- --------- -------- ---------- ----------
International
  Core           S&P
  Equity         500
  Portfolio      Emini
                 Index(R)      09/15/17    1,420   $175,228   $2,065     $5,964
                                                   --------   ------     ------
                                                   $175,228   $2,065     $5,964
                                                   ========   ======     ======

                                          NUMBER            UNREALIZED
                              EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION     DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ------------ ---------- --------- -------- ---------- ----------
International
  Small          S&P
  Company        500
  Portfolio      Emini
                 Index(R)      09/15/17      675   $ 83,295   $1,333     $2,835
                                                   --------   ------     ------
                                                   $ 83,295   $1,333     $2,835
                                                   ========   ======     ======

                                          NUMBER            UNREALIZED
                              EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION     DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ------------ ---------- --------- -------- ---------- ----------
DFA
  International
  Real           S&P
  Estate         500
  Securities     Emini
  Portfolio      Index(R)      09/15/17      375   $ 46,275   $  (41)    $2,184
                                                   --------   ------     ------
                                                   $ 46,275   $  (41)    $2,184
                                                   ========   ======     ======

                                         NUMBER            UNREALIZED
                             EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ----------- ---------- --------- -------- ---------- ----------
DFA
  Global
  Real           S&P
  Estate         500
  Securities     Emini
  Portfolio      Index(R)     09/15/17      413   $ 50,964   $  (47)    $2,953
                                                  --------   ------     ------
                                                  $ 50,964   $  (47)    $2,953
                                                  ========   ======     ======

                                         NUMBER            UNREALIZED
                             EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ----------- ---------- --------- -------- ---------- ----------
DFA
  International
  Small          S&P
  Cap            500
  Value          Emini
  Portfolio      Index(R)     09/15/17      763   $ 94,154   $1,504     $3,205
                                                  --------   ------     ------
                                                  $ 94,154   $1,504     $3,205
                                                  ========   ======     ======

                                         NUMBER            UNREALIZED
                             EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ----------- ---------- --------- -------- ---------- ----------
Selectively
  Hedged         S&P
  Global         500
  Equity         Emini
  Portfolio      Index(R)     09/15/17      180   $ 22,212   $  335     $  756
                                                  --------   ------     ------
                                                  $ 22,212   $  335     $  756
                                                  ========   ======     ======

                                         NUMBER            UNREALIZED
                             EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ----------- ---------- --------- -------- ---------- ----------
Emerging         Mini
  Markets        MSCI
  Core           Emerging
  Equity         Markets
  Portfolio      Index
                 (R)          09/15/17      650   $ 34,596   $2,011     $5,568
Emerging
  Markets        S&P
  Core           500
  Equity         Emini
  Portfolio      Index(R)     09/15/17    1,048    129,323    1,111      3,074
                                                  --------   ------     ------
                                                  $163,919   $3,122     $8,642
                                                  ========   ======     ======

                                         NUMBER            UNREALIZED
                             EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ----------- ---------- --------- -------- ---------- ----------
Tax-Managed      S&P
  U.S.           500
  Equity         Emini
  Portfolio      Index(R)     09/15/17      205   $ 25,297   $  391     $  861
                                                  --------   ------     ------
                                                  $ 25,297   $  391     $  861
                                                  ========   ======     ======

                                         NUMBER            UNREALIZED
                             EXPIRATION    OF     CONTRACT    GAIN       CASH
                 DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                 ----------- ---------- --------- -------- ---------- ----------
Tax-Managed      Mini
  DFA            MSCI
  International  EAFE
  Value          Index
  Portfolio      (R)          09/15/17       65   $  6,301   $  209     $  364
Tax-Managed      S&P
  DFA              500
  International    Emini
  Value            Index(R)
  Portfolio                   09/15/17      138     17,030      253        443
                                                  --------   ------     ------
                                                  $ 23,331   $  462     $  807
                                                  ========   ======     ======

At July 31, 2017, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                                   NUMBER            UNREALIZED
                                       EXPIRATION    OF     CONTRACT    GAIN
DESCRIPTION                               DATE    CONTRACTS  AMOUNT    (LOSS)
-----------                            ---------- --------- -------- ----------
Brent Crude Oil Futures                 09/29/17     111    $ 5,869    $  465
Coffee 'C' Futures                      09/19/17      36      1,880       141
Copper Futures                          09/27/17      97      7,012       607
Corn Futures                            09/14/17     337      6,247      (109)
Cotton No.2 Futures                     12/06/17      32      1,102        (5)
Gasoline RBOB Futures                   08/31/17      44      3,098       336
Gold 100 Oz Futures                     12/27/17      77      9,806       223
KC HRW Wheat Futures                    09/14/17      44      1,044       (29)
LME Nickel Futures                      09/18/17      66      4,036       469
LME Nickel Futures                      09/18/17     (32)    (1,957)     (234)
LME Prime Aluminum Futures              09/18/17     172      8,207       (21)
LME Prime Aluminum Futures              09/18/17     (85)    (4,056)       17
LME Zinc Futures                        09/18/17      67      4,673       301
LME Zinc Futures                        09/18/17     (34)    (2,371)      (40)
Lean Hogs Futures                       10/13/17      67      1,769       (95)
Live Cattle Futures                     10/31/17      70      3,135       (91)
NY Harbor USLD Futures                  08/31/17      43      3,011       352
Natural Gas Futures                     08/29/17     197      5,504      (438)
Silver Futures                          09/27/17      41      3,441        (1)
Soybean Futures                         11/14/17      95      4,784       299
Soybean Meal Futures                    12/14/17      76      2,473       117
Soybean Oil Futures                     12/14/17     109      2,298       167
Sugar #11 Futures                       09/29/17     119      1,987       141
WTI Crude Futures                       08/22/17     106      5,318       411
Wheat Futures (cbt)                     09/14/17     127      3,013       (35)
                                                            -------    ------
                                                            $81,323    $2,948
                                                            -------    ------

Securities have been segregated as collateral for open futures contracts.

6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2017, the DFA Commodity Strategy Portfolio held $385,339,492 in the Subsidiary, representing 23.06% of DFA Commodity Strategy Portfolio's total assets.

At July 31, 2017, the Subsidiary had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                UNREALIZED
                   COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY       EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------       --------- ---------- -------- -----------  --------------
Bank of America
  Corp.             Index**   09/29/17    USD       (189,562)     $  343
Bank of America
  Corp.             Index**   09/29/17    USD       (151,027)        305
Citibank, N.A.      Index**   09/29/17    USD       (205,936)        416
Citibank, N.A.      Index**   09/29/17    USD       (213,466)        386
Credit Suisse       Index**   08/31/17    USD       (218,774)        253
Credit Suisse       Index**   08/31/17    USD       (181,614)        178
Deutsche Bank AG,
  London Branch     Index**   08/31/17    USD        (73,979)         71
Union Bank of
  Switzerland       Index**   10/31/17    USD       (253,080)        460
Union Bank of
  Switzerland       Index**   10/31/17    USD        (99,568)        201
                                                 -----------      ------
                                                 $(1,587,006)     $2,613
                                                 ===========      ======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

At July 31, 2017, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                PAYMENTS PAYMENTS EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY      MADE   RECEIVED    DATE    CURRENCY   AMOUNT   (DEPRECIATION)
------------    -------- -------- ---------- -------- ---------- --------------
Bank of
  America Corp.  2.282%    CPI    02/08/2020   USD    $   40,000    $  (572)
Bank of
  America Corp.  2.225%    CPI    03/01/2020   USD        29,000       (384)
Bank of
  America Corp.  2.204%    CPI    02/16/2019   USD        44,000       (443)
Bank of
  America Corp.  1.832%    CPI    11/08/2020   USD        40,000        125
Bank of
  America Corp.  1.633%    CPI    04/14/2021   USD        27,000        430
Bank of
  America Corp.  1.593%    CPI    01/04/2021   USD        14,000        158
Bank of
  America Corp.  1.525%    CPI    08/31/2021   USD        43,000        760
Bank of
  America Corp.  1.435%    CPI    10/30/2020   USD        30,000        466
Citibank, N.A.   2.144%    CPI    01/11/2021   USD        44,000       (503)
Citibank, N.A.   1.970%    CPI    11/16/2019   USD        23,000        (70)
Citibank, N.A.   1.879%    CPI    07/26/2021   USD        54,000         79
Citibank, N.A.   1.849%    CPI    10/27/2021   USD        20,000         89
Citibank, N.A.   1.790%    CPI    11/19/2018   USD        31,000       (700)
Citibank, N.A.   1.655%    CPI    07/20/2020   USD        40,000        405
Citibank, N.A.   1.623%    CPI    06/20/2020   USD        38,000        506
Citibank, N.A.   1.320%    CPI    01/20/2019   USD        30,000         64
Credit Suisse    1.837%    CPI    04/28/2019   USD        42,000       (180)
Credit Suisse    1.735%    CPI    03/05/2019   USD        33,000       (225)
Deutsche Bank
  AG, London
  Branch         2.242%    CPI    06/12/2019   USD        26,000     (1,238)
Deutsche Bank
  AG, London
  Branch         2.145%    CPI    03/17/2020   USD        25,000       (304)
Deutsche Bank
  AG, London
  Branch         2.135%    CPI    04/05/2021   USD        30,000       (427)
Deutsche Bank
  AG, London
  Branch         1.990%    CPI    06/05/2022   USD        45,000       (160)
Deutsche Bank
  AG, London
  Branch         1.983%    CPI    05/12/2022   USD        32,000       (184)
Deutsche Bank
  AG, London
  Branch         1.860%    CPI    06/30/2020   USD        60,000        (48)
Deutsche Bank
  AG, London
  Branch         1.765%    CPI    03/03/2019   USD        40,000       (341)
Deutsche Bank
  AG, London
  Branch         1.718%    CPI    09/27/2021   USD        36,000        370
Deutsche Bank
  AG, London
  Branch         1.670%    CPI    07/08/2019   USD        40,000        281
Deutsche Bank
  AG, London
  Branch         1.563%    CPI    07/28/2019   USD        48,000        433
Deutsche Bank
  AG, London
  Branch         1.429%    CPI    10/20/2020   USD        42,000        627
Deutsche Bank
  AG, London
  Branch         1.348%    CPI    01/28/2020   USD        14,000        248
                                                      ----------    -------
                                                      $1,060,000    $  (738)
                                                      ----------    -------

At July 31, 2017, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY        MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------      -------- -------- ---------- -------- -------- --------------
Bank of America
  Corp.            2.195%    CPI    01/09/2024   USD    $15,000      $(254)
Bank of America
  Corp.            2.193%    CPI    03/29/2025   USD     14,000       (268)
Bank of America
  Corp.            2.185%    CPI    03/03/2023   USD     17,000       (277)
Bank of America
  Corp.            2.164%    CPI    02/16/2022   USD     16,000       (220)
Bank of America
  Corp.            2.029%    CPI    05/24/2025   USD     15,000        (39)
Bank of America
  Corp.            2.004%    CPI    06/13/2025   USD     14,000          4
Bank of America
  Corp.            1.902%    CPI    07/14/2022   USD     25,000         44
Bank of America
  Corp.            1.826%    CPI    11/07/2020   USD     26,000         88
Bank of America
  Corp.            1.715%    CPI    09/28/2023   USD     11,000        198
Bank of America
  Corp.            1.706%    CPI    06/14/2022   USD     11,000        185
Bank of America
  Corp.            1.704%    CPI    05/31/2021   USD     27,000        371
Bank of America
  Corp.            1.663%    CPI    04/15/2022   USD     17,000        313
Bank of America
  Corp.            1.619%    CPI    10/14/2022   USD     12,000        163
Bank of America
  Corp.            1.610%    CPI    12/31/2020   USD     20,000        205
Bank of America
  Corp.            1.609%    CPI    06/24/2021   USD     17,000        300
Bank of America
  Corp.            1.580%    CPI    12/30/2020   USD     14,000        165
Bank of America
  Corp.            1.580%    CPI    08/07/2020   USD     19,000        122
Bank of America
  Corp.            1.570%    CPI    02/26/2019   USD      6,000        (10)
Bank of America
  Corp.            1.550%    CPI    01/26/2021   USD      6,000         17
Bank of America
  Corp.            1.548%    CPI    01/08/2021   USD      8,000        109
Bank of America
  Corp.            1.530%    CPI    12/24/2020   USD     19,000        270
Bank of America
  Corp.            1.520%    CPI    12/23/2020   USD     14,000        206
Bank of America
  Corp.            1.365%    CPI    01/21/2019   USD      5,000          3
Bank of America
  Corp.            0.022%    CPI    02/14/2024   USD     16,000       (275)
Citibank, N.A.     2.230%    CPI    01/20/2023   USD     14,000       (254)
Citibank, N.A.     2.203%    CPI    12/29/2021   USD     13,000       (202)
Citibank, N.A.     2.171%    CPI    04/07/2024   USD     11,000       (198)
Citibank, N.A.     2.136%    CPI    12/23/2022   USD     13,000       (161)
Citibank, N.A.     2.114%    CPI    12/19/2023   USD     14,000       (152)
Citibank, N.A.     2.113%    CPI    05/02/2024   USD     11,000       (147)
Citibank, N.A.     2.027%    CPI    12/01/2022   USD      9,000        (44)
Citibank, N.A.     2.005%    CPI    11/09/2025   USD     12,000         31
Citibank, N.A.     1.986%    CPI    07/24/2023   USD     20,000        (18)
Citibank, N.A.     1.789%    CPI    03/31/2024   USD     21,000        331
Citibank, N.A.     1.752%    CPI    05/20/2023   USD     17,000        312
Citibank, N.A.     1.718%    CPI    05/27/2020   USD     16,000        165
Citibank, N.A.     1.698%    CPI    06/02/2022   USD     22,000        395
Citibank, N.A.     1.581%    CPI    12/28/2020   USD     10,000        117
Citibank, N.A.     1.578%    CPI    08/09/2023   USD     25,000        663
Citibank, N.A.     1.577%    CPI    11/18/2021   USD     10,000        148
Citibank, N.A.     1.555%    CPI    12/11/2020   USD     10,000        127
Citibank, N.A.     1.533%    CPI    11/10/2020   USD     10,000        117

Citibank, N.A.    1.520% CPI 08/01/2021 USD   24,000    474
Citibank, N.A.    1.494% CPI 01/08/2021 USD    4,000     15
Citibank, N.A.    1.481% CPI 08/18/2021 USD   17,000    351
Citibank, N.A.    1.253% CPI 02/11/2022 USD   12,000    456
Citibank, N.A.    1.253% CPI 01/20/2019 USD   12,000    165
                                            -------- ------
                                            $691,000 $4,111
                                            -------- ------

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio                           $   285,562,225
U.S. Large Cap Value Portfolio                                   15,738,110,100
U.S. Targeted Value Portfolio                                    10,055,556,685
U.S. Small Cap Value Portfolio                                   13,187,644,443
U.S. Core Equity 1 Portfolio                                     15,126,256,322
U.S. Core Equity 2 Portfolio                                     16,363,302,883
U.S. Vector Equity Portfolio                                      3,684,934,380
U.S. Small Cap Portfolio                                         16,121,318,136
U.S. Micro Cap Portfolio                                          4,928,061,360
DFA Real Estate Securities Portfolio                              6,576,026,051
Large Cap International Portfolio                                 3,880,185,527
International Core Equity Portfolio                              21,084,953,559
International Small Company Portfolio                            10,611,584,673
Global Small Company Portfolio                                       11,930,666
Japanese Small Company Portfolio                                    487,325,268
Asia Pacific Small Company Portfolio                                298,990,580
United Kingdom Small Company Portfolio                               35,893,014
Continental Small Company Portfolio                                 409,089,374
DFA International Real Estate Securities Portfolio                5,445,473,964
DFA Global Real Estate Securities Portfolio                       5,650,430,943
DFA International Small Cap Value Portfolio                      13,370,231,484
International Vector Equity Portfolio                             2,092,851,192
World ex U.S. Value Portfolio                                       182,170,884
World ex U.S. Targeted Value Portfolio                              363,024,690
World ex U.S. Core Equity Portfolio                               2,346,979,063
Selectively Hedged Global Equity Portfolio                          290,570,208
Emerging Markets Portfolio                                        4,387,169,805
Emerging Markets Small Cap Portfolio                              5,994,839,076
Emerging Markets Value Portfolio                                 17,246,106,562
Emerging Markets Core Equity Portfolio                           21,695,188,515
U.S. Large Cap Equity Portfolio                                     967,475,565
DFA Commodity Strategy Portfolio                                  1,592,633,441
DFA One-Year Fixed Income Portfolio                               7,446,053,524
DFA Two-Year Global Fixed Income Portfolio                        5,013,678,305
DFA Selectively Hedged Global Fixed Income Portfolio              1,083,513,357
DFA Short-Term Government Portfolio                               2,197,037,277
DFA Five-Year Global Fixed Income Portfolio                      13,547,200,704
DFA World ex U.S. Government Fixed Income Portfolio                 847,456,845
DFA Intermediate Government Fixed Income Portfolio                4,344,060,182
DFA Short-Term Extended Quality Portfolio                         5,342,807,534
DFA Intermediate-Term Extended Quality Portfolio                  1,722,039,997
DFA Targeted Credit Portfolio                                       483,573,497
DFA Investment Grade Portfolio                                    8,155,242,909

DFA Inflation-Protected Securities Portfolio                      4,094,215,833
DFA Short-Term Municipal Bond Portfolio                           2,402,349,372
DFA Intermediate-Term Municipal Bond Portfolio                    1,545,826,504
DFA California Short-Term Municipal Bond Portfolio                  978,547,567
DFA California Intermediate-Term Municipal Bond Portfolio           316,269,009
DFA NY Municipal Bond Portfolio                                      81,036,855
Dimensional Retirement Income Fund                                   11,698,201
Dimensional 2045 Target Date Retirement Income Fund                  30,145,108
Dimensional 2050 Target Date Retirement Income Fund                  26,648,615
Dimensional 2055 Target Date Retirement Income Fund                   8,517,958
Dimensional 2060 Target Date Retirement Income Fund                   5,014,052
Dimensional 2005 Target Date Retirement Income Fund                   3,513,781
Dimensional 2010 Target Date Retirement Income Fund                  11,559,631
Dimensional 2015 Target Date Retirement Income Fund                  28,998,252
Dimensional 2020 Target Date Retirement Income Fund                  72,026,334
Dimensional 2025 Target Date Retirement Income Fund                  87,259,838
Dimensional 2030 Target Date Retirement Income Fund                  78,114,827
Dimensional 2035 Target Date Retirement Income Fund                  57,559,494
Dimensional 2040 Target Date Retirement Income Fund                  44,201,245
DFA Short-Duration Real Return Portfolio                          1,096,989,984
DFA Municipal Real Return Portfolio                                 676,586,861
DFA Municipal Bond Portfolio                                        307,663,631
CSTG&E U.S. Social Core Equity 2 Portfolio                           63,364,479
CSTG&E International Social Core Equity Portfolio                    91,597,717
World Core Equity Portfolio                                         410,207,537
DFA LTIP Portfolio                                                  109,111,420
U.S. Social Core Equity 2 Portfolio                                 730,959,534
U.S. Sustainability Core 1 Portfolio                                897,916,491
International Sustainability Core 1 Portfolio                       622,808,939
International Social Core Equity Portfolio                          717,569,669
Emerging Markets Social Core Equity Portfolio                     1,146,865,302
Tax Managed U.S. Marketwide Value Portfolio                       2,636,994,396
Tax Managed U.S. Equity Portfolio                                 1,705,145,772
Tax Managed U.S. Targeted Value Portfolio                         3,253,360,927
Tax Managed U.S. Small Cap Portfolio                              2,070,514,239
T.A. U.S. Core Equity 2 Portfolio                                 5,279,992,694
Tax-Managed DFA International Value Portfolio                     3,271,147,589
T.A. World ex U.S. Core Equity Portfolio                          2,484,161,705
LWAS/DFA International High Book to Market Portfolio                 47,774,559
VA U.S. Targeted Value Portfolio                                    304,117,785
VA U.S. Large Value Portfolio                                       268,594,898
VA International Value Portfolio                                    222,617,638
VA International Small Portfolio                                    200,630,131
VA Short-Term Fixed Portfolio                                       240,832,355
VA Global Bond Portfolio                                            292,050,695
VIT Inflation-Protected Securities                                  121,108,356
DFA VA Global Moderate Allocation Portfolio                         109,977,161
U.S. Large Cap Growth Portfolio                                   1,381,822,179
U.S. Small Cap Growth Portfolio                                     462,118,513
International Large Cap Growth Portfolio                            289,004,597
International Small Cap Growth Portfolio                            154,728,092
DFA Social Fixed Income Portfolio                                   106,030,413
DFA Diversified Fixed Income Portfolio                              435,867,730
U.S. High Relative Profitability Portfolio                          102,783,946
International High Relative Profitability Portfolio                  49,928,463
VA Equity Allocation Portfolio                                       15,545,482
DFA MN Municipal Bond Portfolio                                      47,397,550

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
COMMON STOCKS -- (95.7%)

Consumer Discretionary -- (13.5%)
#   Adient P.L.C.                                          150,937 $  9,881,845
#   Autoliv, Inc.                                          286,869   31,093,731
#*  AutoNation, Inc.                                       296,816   12,579,062
#   Bed Bath & Beyond, Inc.                                290,144    8,675,306
#   Best Buy Co., Inc.                                   1,711,779   99,865,187
#   BorgWarner, Inc.                                     1,060,592   49,572,070
#   CalAtlantic Group, Inc.                                 14,193      498,174
    Carnival Corp.                                       1,192,760   79,652,513
#   CBS Corp. Class A                                        7,236      478,227
*   Charter Communications, Inc. Class A                   996,600  390,577,506
    Comcast Corp. Class A                               21,211,780  858,016,501
#*  Discovery Communications, Inc. Class A                 644,292   15,849,583
#*  Discovery Communications, Inc. Class C                 621,252   14,369,559
*   Dollar Tree, Inc.                                      369,560   26,637,885
    DR Horton, Inc.                                      2,705,036   96,542,735
#   Ford Motor Co.                                      15,782,331  177,077,754
#   Garmin, Ltd.                                           416,768   20,917,586
    General Motors Co.                                   6,055,833  217,888,871
#   Gentex Corp.                                           945,271   16,088,512
#   Goodyear Tire & Rubber Co. (The)                     1,509,524   47,565,101
#*  Hyatt Hotels Corp. Class A                              44,108    2,451,082
#   International Game Technology P.L.C.                    11,477      218,522
#   Kohl's Corp.                                         1,387,664   57,379,906
    Lear Corp.                                             258,805   38,352,313
#   Lennar Corp. Class A                                 1,456,943   76,402,091
#   Lennar Corp. Class B                                     8,428      374,793
*   Liberty Broadband Corp. Class A                         27,366    2,707,045
#*  Liberty Broadband Corp. Class C                        136,728   13,560,683
#*  Liberty Interactive Corp., QVC Group Class A         2,625,221   62,847,791
#*  Liberty Media Corp.-Liberty Braves Class A              15,711      396,546
#*  Liberty Media Corp.-Liberty Braves Class C              31,424      792,827
#*  Liberty Media Corp.-Liberty Formula One Class A         39,281    1,325,734
#*  Liberty Media Corp.-Liberty Formula One Class C         78,562    2,763,026
*   Liberty Media Corp.-Liberty SiriusXM Class A           157,126    7,248,222
*   Liberty Media Corp.-Liberty SiriusXM Class C           314,252   14,455,592
#*  Liberty Ventures Series A                               59,566    3,608,508
*   LKQ Corp.                                              786,321   27,175,254
#   Macy's, Inc.                                         1,470,252   34,918,485
#*  Madison Square Garden Co. (The) Class A                  7,458    1,638,672
#   MGM Resorts International                            2,471,336   81,381,094
*   Mohawk Industries, Inc.                                509,711  126,912,942
    Newell Brands, Inc.                                    485,814   25,612,114
    News Corp. Class A                                     326,912    4,678,111
    News Corp. Class B                                      40,936      601,759
#*  Norwegian Cruise Line Holdings, Ltd.                 1,146,565   63,141,335
#   Penske Automotive Group, Inc.                          147,676    6,429,813
#   PulteGroup, Inc.                                     2,391,049   58,389,417
    PVH Corp.                                              372,297   44,411,309
#   Ralph Lauren Corp.                                      84,680    6,406,042
    Royal Caribbean Cruises, Ltd.                        1,461,968  165,304,722
#   Signet Jewelers, Ltd.                                   35,969    2,199,864

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Discretionary -- (Continued)
#*  Skechers U.S.A., Inc. Class A                         13,762 $      386,575
    Staples, Inc.                                      2,175,724     22,083,599
#   TEGNA, Inc.                                          804,581     11,931,936
    Time Warner, Inc.                                  3,804,556    389,662,625
#   Toll Brothers, Inc.                                  338,804     13,074,446
#   Viacom, Inc. Class A                                   2,694        109,107
#   Viacom, Inc. Class B                                 797,742     27,857,151
#   Whirlpool Corp.                                      537,196     95,556,424
                                                                 --------------
Total Consumer Discretionary                                      3,668,575,185
                                                                 --------------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co.                         2,604,355    109,851,694
#   British American Tobacco P.L.C. Sponsored ADR         42,737      2,671,888
#   Bunge, Ltd.                                          942,378     73,873,011
#   Coty, Inc. Class A                                   254,401      5,210,133
    CVS Health Corp.                                   4,495,075    359,291,345
#*  Edgewell Personal Care Co.                            25,746      1,858,861
    Ingredion, Inc.                                      146,985     18,126,190
    JM Smucker Co. (The)                                 895,585    109,171,812
    Kraft Heinz Co. (The)                              1,052,555     92,056,460
    Molson Coors Brewing Co. Class B                     839,181     74,670,325
    Mondelez International, Inc. Class A               3,943,573    173,596,084
    Pinnacle Foods, Inc.                                 489,872     29,088,599
#*  Post Holdings, Inc.                                  362,292     30,142,694
    Seaboard Corp.                                            13         55,575
#*  TreeHouse Foods, Inc.                                102,056      8,657,411
    Tyson Foods, Inc. Class A                          1,959,828    124,174,702
    Wal-Mart Stores, Inc.                              5,670,262    453,564,257
    Walgreens Boots Alliance, Inc.                     2,364,310    190,728,888
    Whole Foods Market, Inc.                             922,271     38,514,037
                                                                 --------------
Total Consumer Staples                                            1,895,303,966
                                                                 --------------
Energy -- (10.6%)
    Anadarko Petroleum Corp.                             969,947     44,297,479
*   Andeavor                                             993,663     98,899,278
#*  Antero Resources Corp.                                18,918        390,089
#   Apache Corp.                                         253,665     12,551,344
    Baker Hughes a GE Co.                              1,045,521     38,569,270
    Chevron Corp.                                      3,657,143    399,323,444
#*  Concho Resources, Inc.                               503,232     65,551,000
    ConocoPhillips                                     3,048,874    138,327,413
#*  Continental Resources, Inc.                          194,483      6,501,567
#*  Diamondback Energy, Inc.                              63,757      6,113,021
    Exxon Mobil Corp.                                 12,312,348    985,480,334
#   Helmerich & Payne, Inc.                              446,159     22,584,569
#   Hess Corp.                                           918,391     40,905,135
#   HollyFrontier Corp.                                  645,042     18,603,011
    Kinder Morgan, Inc.                                5,066,511    103,508,820
#   Marathon Oil Corp.                                 3,272,198     40,018,982
    Marathon Petroleum Corp.                           2,313,489    129,532,249
#   Murphy Oil Corp.                                     309,108      8,216,091
#   National Oilwell Varco, Inc.                       1,541,020     50,406,764

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Noble Energy, Inc.                                 1,659,899 $   47,987,680
    Occidental Petroleum Corp.                         1,870,526    115,841,675
#   ONEOK, Inc.                                          219,630     12,424,469
    Phillips 66                                        1,083,984     90,783,660
#   Pioneer Natural Resources Co.                         42,427      6,919,844
#   Range Resources Corp.                                144,745      3,055,567
*   Rice Energy, Inc.                                    102,107      2,855,933
#*  RSP Permian, Inc.                                     43,338      1,489,094
    Schlumberger, Ltd.                                 1,134,428     77,821,761
#   Targa Resources Corp.                              1,262,389     58,587,474
#*  TechnipFMC P.L.C.                                  1,719,087     49,062,743
#   Valero Energy Corp.                                2,810,052    193,809,286
    Williams Cos., Inc. (The)                            140,009      4,449,486
                                                                 --------------
Total Energy                                                      2,874,868,532
                                                                 --------------
Financials -- (22.8%)
    Aflac, Inc.                                        1,311,820    104,617,645
*   Alleghany Corp.                                       32,159     19,724,401
    Allstate Corp. (The)                               1,042,737     94,889,067
#   Ally Financial, Inc.                               2,615,436     59,213,471
    American Financial Group, Inc.                       427,555     43,354,077
    American International Group, Inc.                 2,238,867    146,533,845
*   Arch Capital Group, Ltd.                             176,406     17,157,248
    Assurant, Inc.                                       347,378     36,568,482
    Assured Guaranty, Ltd.                               466,679     21,005,222
    Axis Capital Holdings, Ltd.                          342,158     22,096,564
    Bank of America Corp.                             18,827,362    454,115,971
    Bank of New York Mellon Corp. (The)                4,371,881    231,840,849
#   BB&T Corp.                                         2,074,992     98,188,621
    BOK Financial Corp.                                    6,114        520,118
    Capital One Financial Corp.                        2,120,582    182,751,757
    Chubb, Ltd.                                          555,217     81,317,082
#   CIT Group, Inc.                                      503,470     23,990,345
    Citigroup, Inc.                                    8,300,814    568,190,718
#   Citizens Financial Group, Inc.                       912,076     31,995,626
#   CNA Financial Corp.                                  411,635     21,384,438
    Everest Re Group, Ltd.                               220,574     57,876,412
    Fairfax Financial Holdings, Ltd.                       8,543      4,068,611
    Fifth Third Bancorp                                4,926,179    131,528,979
#   First American Financial Corp.                       112,197      5,431,457
    Goldman Sachs Group, Inc. (The)                    1,076,397    242,544,536
    Hartford Financial Services Group, Inc. (The)      2,672,826    147,005,430
    Huntington Bancshares, Inc.                        4,370,200     57,905,150
    Invesco, Ltd.                                        513,904     17,868,442
    JPMorgan Chase & Co.                              11,460,834  1,052,104,561
    KeyCorp                                            2,533,014     45,695,573
    Leucadia National Corp.                              246,660      6,420,560
    Lincoln National Corp.                               907,300     66,287,338
    Loews Corp.                                        1,364,220     66,410,230
#   M&T Bank Corp.                                       291,572     47,569,972
    MetLife, Inc.                                      2,044,246    112,433,530
    Morgan Stanley                                     4,233,127    198,533,656
    Navient Corp.                                        764,605     11,277,924

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                   1,100,233 $   14,446,059
    Old Republic International Corp.                     793,763     15,573,630
#   PacWest Bancorp                                      291,581     14,001,720
#   People's United Financial, Inc.                      393,343      6,859,902
    Pinnacle Financial Partners, Inc.                     13,530        864,567
    PNC Financial Services Group, Inc. (The)           1,353,171    174,288,425
    Principal Financial Group, Inc.                    1,639,822    109,458,118
#   Prosperity Bancshares, Inc.                           69,192      4,435,207
    Prudential Financial, Inc.                         1,042,426    118,033,896
    Regions Financial Corp.                            6,046,938     88,285,295
    Reinsurance Group of America, Inc.                   313,388     43,936,998
#   RenaissanceRe Holdings, Ltd.                         118,695     17,437,482
#*  Santander Consumer USA Holdings, Inc.                292,134      3,742,237
    State Street Corp.                                   524,339     48,884,125
    SunTrust Banks, Inc.                               1,256,570     71,988,895
    Synchrony Financial                                  159,750      4,843,620
    Travelers Cos., Inc. (The)                         1,165,331    149,267,248
    Unum Group                                         1,204,396     60,376,371
    Validus Holdings, Ltd.                               168,263      9,050,867
    Voya Financial, Inc.                                 184,436      7,237,269
    Wells Fargo & Co.                                 10,771,595    581,019,834
#   WR Berkley Corp.                                     223,593     15,421,209
#   XL Group, Ltd.                                     1,060,092     47,068,085
#   Zions Bancorporation                                 758,976     34,396,792
                                                                 --------------
Total Financials                                                  6,171,335,759
                                                                 --------------
Health Care -- (12.0%)
    Abbott Laboratories                                5,106,345    251,130,047
    Aetna, Inc.                                        1,805,018    278,532,328
    Allergan P.L.C.                                      496,938    125,392,365
    Anthem, Inc.                                       1,447,321    269,505,643
    Baxter International, Inc.                            77,675      4,697,784
*   Bio-Rad Laboratories, Inc. Class A                     7,494      1,765,811
*   Centene Corp.                                      1,054,392     83,739,813
    Cigna Corp.                                          403,350     70,005,426
    Danaher Corp.                                      2,229,450    181,677,880
*   DaVita, Inc.                                         968,792     62,758,346
    DENTSPLY SIRONA, Inc.                                160,668      9,966,236
#*  Envision Healthcare Corp.                             68,624      3,872,452
*   Express Scripts Holding Co.                        2,740,464    171,662,665
    Humana, Inc.                                         708,361    163,773,063
*   Laboratory Corp. of America Holdings                 721,272    114,617,333
#*  Mallinckrodt P.L.C.                                  487,783     22,340,461
#*  MEDNAX, Inc.                                         413,651     19,433,324
    Medtronic P.L.C.                                   4,257,228    357,479,435
#*  Mylan NV                                           1,365,926     53,257,455
    PerkinElmer, Inc.                                    137,678      9,063,343
#   Perrigo Co. P.L.C.                                   111,705      8,368,939
    Pfizer, Inc.                                      16,341,666    541,889,645
    Quest Diagnostics, Inc.                              953,902    103,317,126
#*  Quintiles IMS Holdings, Inc.                         202,524     18,338,548
#   STERIS P.L.C.                                        192,061     15,720,193
#*  Taro Pharmaceutical Industries, Ltd.                   9,494      1,085,449

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
    Teleflex, Inc.                                        39,706 $    8,227,877
    Thermo Fisher Scientific, Inc.                     1,050,474    184,389,701
#*  United Therapeutics Corp.                            128,754     16,532,014
    Universal Health Services, Inc. Class B              481,679     53,384,484
*   WellCare Health Plans, Inc.                          101,722     18,003,777
    Zimmer Biomet Holdings, Inc.                         204,432     24,801,690
                                                                 --------------
Total Health Care                                                 3,248,730,653
                                                                 --------------
Industrials -- (8.5%)
#*  AECOM                                                618,669     19,735,541
#   AGCO Corp.                                           425,114     30,667,724
#   AMERCO                                                51,218     19,901,266
#   Arconic, Inc.                                      2,391,789     59,292,449
    Carlisle Cos., Inc.                                  238,414     23,266,822
*   Colfax Corp.                                         148,210      6,118,109
    Copa Holdings SA Class A                              46,408      5,822,348
    CSX Corp.                                          4,454,823    219,800,967
    Cummins, Inc.                                        198,992     33,410,757
    Delta Air Lines, Inc.                              2,844,921    140,425,301
    Dover Corp.                                          830,218     69,738,312
    Eaton Corp. P.L.C.                                 1,736,611    135,889,811
    EMCOR Group, Inc.                                     17,959      1,212,232
    FedEx Corp.                                          624,040    129,819,041
    Fluor Corp.                                          890,347     38,667,770
    General Electric Co.                               2,108,359     53,995,074
#*  Genesee & Wyoming, Inc. Class A                       54,725      3,565,881
    Ingersoll-Rand P.L.C.                                830,409     72,976,343
    Jacobs Engineering Group, Inc.                       377,362     19,894,525
#*  JetBlue Airways Corp.                              2,305,410     50,557,641
    Johnson Controls International P.L.C.                740,079     28,826,077
    Kansas City Southern                                 620,638     64,043,635
    L3 Technologies, Inc.                                393,053     68,772,483
    Macquarie Infrastructure Corp.                       355,176     26,925,893
#   ManpowerGroup, Inc.                                  425,472     45,589,325
    Norfolk Southern Corp.                             1,571,094    176,873,763
#   Orbital ATK, Inc.                                     77,125      7,880,632
    Oshkosh Corp.                                        310,560     21,385,162
    Owens Corning                                        741,762     49,735,142
    PACCAR, Inc.                                         522,096     35,737,471
#   Pentair P.L.C.                                     1,008,228     63,588,940
*   Quanta Services, Inc.                                253,566      8,552,781
    Republic Services, Inc.                            2,011,081    129,151,622
    Rockwell Collins, Inc.                                10,306      1,097,898
    Southwest Airlines Co.                             1,315,118     73,002,200
    Spirit Aerosystems Holdings, Inc. Class A             31,638      1,911,884
    Stanley Black & Decker, Inc.                       1,079,268    151,842,215
#*  Stericycle, Inc.                                      83,250      6,416,910
#*  Teledyne Technologies, Inc.                           16,413      2,237,748
    Textron, Inc.                                      1,923,539     94,503,471
#   Trinity Industries, Inc.                               7,385        202,423
*   United Continental Holdings, Inc.                  1,015,739     68,745,216
#*  USG Corp.                                            171,791      4,645,229

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                  729,646 $   43,859,021
                                                                 --------------
Total Industrials                                                 2,310,285,055
                                                                 --------------
Information Technology -- (13.2%)
*   Akamai Technologies, Inc.                             44,939      2,118,424
    Amdocs, Ltd.                                         464,898     31,227,199
    Analog Devices, Inc.                                 119,434      9,436,480
#*  ARRIS International P.L.C.                           607,623     16,989,139
*   Arrow Electronics, Inc.                              652,120     53,010,835
    Avnet, Inc.                                          507,596     19,481,534
    Brocade Communications Systems, Inc.               1,391,533     17,575,062
    CA, Inc.                                           2,950,360     91,579,174
#*  Cars.com, Inc.                                        73,612      1,788,772
    Cisco Systems, Inc.                               23,529,059    739,988,906
#*  CommerceHub, Inc. Series C                            53,314        958,586
    Corning, Inc.                                      3,683,566    107,339,113
*   Dell Technologies, Inc. Class V                      703,394     45,207,132
#   Dolby Laboratories, Inc. Class A                      16,116        834,003
    DXC Technology Co.                                 1,074,893     84,250,113
*   EchoStar Corp. Class A                                14,785        897,893
    Fidelity National Information Services, Inc.       1,455,335    132,755,659
#*  First Solar, Inc.                                     27,062      1,334,427
*   Flex, Ltd.                                         1,552,059     24,817,423
    FLIR Systems, Inc.                                   105,840      3,949,949
    Hewlett Packard Enterprise Co.                     9,176,127    160,673,984
    HP, Inc.                                           9,619,949    183,741,026
    Intel Corp.                                       22,961,820    814,455,755
#   Jabil, Inc.                                          825,827     25,187,724
    Juniper Networks, Inc.                             2,557,961     71,495,010
#   Lam Research Corp.                                 1,022,498    163,047,531
    Leidos Holdings, Inc.                                533,173     28,492,765
    LogMeIn, Inc.                                          2,049        238,606
    Marvell Technology Group, Ltd.                       808,260     12,576,526
#*  Micron Technology, Inc.                            5,266,057    148,081,523
*   Microsemi Corp.                                       57,304      2,984,392
*   Nuance Communications, Inc.                          145,478      2,516,769
    NVIDIA Corp.                                         858,270    139,477,458
#*  ON Semiconductor Corp.                               550,404      8,228,540
#*  Qorvo, Inc.                                          276,209     18,936,889
    QUALCOMM, Inc.                                     2,982,903    158,660,611
#   SS&C Technologies Holdings, Inc.                     122,197      4,736,356
#   SYNNEX Corp.                                         187,099     22,249,813
*   Synopsys, Inc.                                        83,602      6,401,405
    TE Connectivity, Ltd.                                881,903     70,896,182
    Teradyne, Inc.                                       130,425      4,511,401
    Western Digital Corp.                              1,222,328    104,044,559
#*  WEX, Inc.                                              1,826        198,450
    Xerox Corp.                                        1,627,144     49,904,507
                                                                 --------------
Total Information Technology                                      3,587,277,605
                                                                 --------------
Materials -- (3.2%)
#   Albemarle Corp.                                      492,856     57,072,725

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
Materials -- (Continued)
             Alcoa Corp.                                630,485 $    22,949,654
             Ashland Global Holdings, Inc.              376,541      24,463,869
#            CF Industries Holdings, Inc.             1,428,640      41,930,584
             Dow Chemical Co. (The)                     822,454      52,834,445
             Eastman Chemical Co.                       992,551      82,540,541
*            Freeport-McMoRan, Inc.                   3,027,411      44,260,749
             Huntsman Corp.                             258,591       6,883,692
#            Martin Marietta Materials, Inc.            101,369      22,952,983
#            Mosaic Co. (The)                         1,422,432      34,337,508
             Newmont Mining Corp.                     2,157,154      80,181,414
             Nucor Corp.                              2,380,637     137,291,336
#            Olin Corp.                                 922,649      27,199,693
             Reliance Steel & Aluminum Co.              425,994      30,824,926
#            Royal Gold, Inc.                            80,675       6,991,295
             Sonoco Products Co.                         12,855         623,210
             Steel Dynamics, Inc.                     1,328,072      47,027,030
#            Valvoline, Inc.                          1,033,732      23,434,704
             Vulcan Materials Co.                       275,139      33,875,114
#            Westlake Chemical Corp.                    342,667      24,110,050
             WestRock Co.                             1,076,555      61,815,788
                                                                ---------------
Total Materials                                                     863,601,310
                                                                ---------------
Real Estate -- (0.1%)
*            Howard Hughes Corp. (The)                    5,701         717,243
#            Jones Lang LaSalle, Inc.                   148,214      18,855,785
#            Realogy Holdings Corp.                      31,992       1,062,134
                                                                ---------------
Total Real Estate                                                    20,635,162
                                                                ---------------
Telecommunication Services -- (4.6%)
             AT&T, Inc.                              26,076,099   1,016,967,861
#            CenturyLink, Inc.                        3,894,965      90,635,836
*            Level 3 Communications, Inc.               843,237      49,481,147
#*           Sprint Corp.                             2,014,058      16,072,183
*            T-Mobile US, Inc.                          933,997      57,590,255
                                                                ---------------
Total Telecommunication Services                                  1,230,747,282
                                                                ---------------
Utilities -- (0.2%)
#*           Calpine Corp.                            1,538,972      22,130,417
#            NRG Energy, Inc.                         1,599,440      39,378,213
                                                                ---------------
Total Utilities                                                      61,508,630
                                                                ---------------
TOTAL COMMON STOCKS                                              25,932,869,139
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   196,076         198,997

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   196,076 $            59
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   199,056
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      25,933,068,195
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940% 315,883,314     315,883,314
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@         DFA Short Term Investment Fund          72,779,436     842,203,638
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $18,972,964,161)^^          $27,091,155,147
                                                                ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary  $ 3,668,575,185           --   --    $ 3,668,575,185
   Consumer Staples          1,895,303,966           --   --      1,895,303,966
   Energy                    2,874,868,532           --   --      2,874,868,532
   Financials                6,171,335,759           --   --      6,171,335,759
   Health Care               3,248,730,653           --   --      3,248,730,653
   Industrials               2,310,285,055           --   --      2,310,285,055
   Information Technology    3,587,277,605           --   --      3,587,277,605
   Materials                   863,601,310           --   --        863,601,310
   Real Estate                  20,635,162           --   --         20,635,162
   Telecommunication
     Services                1,230,747,282           --   --      1,230,747,282
   Utilities                    61,508,630           --   --         61,508,630
Rights/Warrants                         -- $    199,056   --            199,056
Temporary Cash
  Investments                  315,883,314           --   --        315,883,314
Securities Lending
  Collateral                            --  842,203,638   --        842,203,638
Futures Contracts**              2,261,695           --   --          2,261,695
                           --------------- ------------   --    ---------------
TOTAL                      $26,251,014,148 $842,402,694   --    $27,093,416,842
                           =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (6.1%)
#   Alumina, Ltd.                                          312,287 $    474,324
    Aurizon Holdings, Ltd.                               2,938,279   11,793,530
#   Australia & New Zealand Banking Group, Ltd.          5,443,751  129,066,672
    Bank of Queensland, Ltd.                               796,768    7,680,359
    Bendigo & Adelaide Bank, Ltd.                        1,234,344   10,979,318
    BHP Billiton, Ltd.                                   6,597,392  137,400,020
#   BHP Billiton, Ltd. Sponsored ADR                     1,703,682   70,975,392
    BlueScope Steel, Ltd.                                2,247,686   23,678,342
    Boral, Ltd.                                          2,601,567   14,417,037
    Crown Resorts, Ltd.                                    365,827    3,725,578
    Downer EDI, Ltd.                                       512,922    2,610,812
    Fortescue Metals Group, Ltd.                         8,466,965   38,915,953
#   Harvey Norman Holdings, Ltd.                           360,705    1,261,221
    Incitec Pivot, Ltd.                                  4,609,977   11,770,149
    LendLease Group                                        478,880    6,459,240
    National Australia Bank, Ltd.                           94,926    2,275,642
    Newcrest Mining, Ltd.                                3,230,328   52,488,168
    Oil Search, Ltd.                                       170,719      908,328
*   Origin Energy, Ltd.                                  2,811,665   15,575,182
    QBE Insurance Group, Ltd.                            2,620,554   24,825,959
    Rio Tinto, Ltd.                                        579,499   30,548,564
*   Santos, Ltd.                                         4,975,438   13,519,618
    South32, Ltd.                                       14,274,113   33,292,267
    South32, Ltd. ADR                                      354,708    4,132,348
    Star Entertainment Grp, Ltd. (The)                   3,883,525   15,666,451
    Suncorp Group, Ltd.                                  2,438,480   27,870,988
    Tatts Group, Ltd.                                    1,234,411    3,950,329
    Treasury Wine Estates, Ltd.                            763,632    7,434,542
    Woodside Petroleum, Ltd.                             2,846,042   66,513,661
                                                                   ------------
TOTAL AUSTRALIA                                                     770,209,994
                                                                   ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                     98,143    4,065,561
    OMV AG                                                 147,907    8,378,510
*   Raiffeisen Bank International AG                        44,884    1,322,717
                                                                   ------------
TOTAL AUSTRIA                                                        13,766,788
                                                                   ------------
BELGIUM -- (1.0%)
    Ageas                                                  642,764   28,936,392
    Colruyt SA                                                  11          616
    KBC Group NV                                           497,767   41,152,403
    Proximus SADP                                           42,890    1,508,217
    Solvay SA                                              287,867   41,274,709
    UCB SA                                                 149,459   10,883,891
                                                                   ------------
TOTAL BELGIUM                                                       123,756,228
                                                                   ------------
CANADA -- (7.8%)
#   AltaGas, Ltd.                                          380,278    8,851,548
#   ARC Resources, Ltd.                                     10,111      139,409
    Bank of Montreal(063671101)                          1,729,598  131,224,600
    Bank of Montreal(2076009)                               85,939    6,518,060

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                       683,288 $  6,406,767
#   Cameco Corp.(13321L108)                                571,821    5,861,165
#   Cameco Corp.(2166160)                                  507,476    5,197,889
#   Canadian Natural Resources, Ltd.(136385101)            321,617    9,841,480
    Canadian Natural Resources, Ltd.(2171573)              614,945   18,807,181
#   Cenovus Energy, Inc.                                 1,331,857   11,200,917
    Crescent Point Energy Corp.(22576C101)               1,508,054   11,838,227
#   Crescent Point Energy Corp.(B67C8W8)                   822,786    6,467,458
    Eldorado Gold Corp.                                     62,239      131,791
    Element Fleet Management Corp.                         278,876    2,111,562
    Empire Co., Ltd. Class A                               798,335   12,973,144
#   Enbridge Income Fund Holdings, Inc.                    375,458    9,648,826
    Encana Corp.(292505104)                                924,931    9,304,806
    Encana Corp.(2793193)                                   27,200      273,800
    Fairfax Financial Holdings, Ltd.                        62,754   29,924,107
    Finning International, Inc.                             90,989    1,831,092
    First Quantum Minerals, Ltd.                         2,023,681   22,367,212
#   Genworth MI Canada, Inc.                                72,689    2,120,472
    Goldcorp, Inc.(380956409)                            1,155,114   15,166,647
    Goldcorp, Inc.(2676302)                              1,684,062   22,111,967
*   Husky Energy, Inc.                                   1,654,397   19,148,144
    Imperial Oil, Ltd.(2454241)                            187,707    5,386,931
#   Imperial Oil, Ltd.(453038408)                          111,871    3,203,986
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 515,431   23,912,195
*   Kinross Gold Corp.                                   6,095,108   25,128,418
    Linamar Corp.                                           47,987    2,629,999
    Lundin Mining Corp.                                  3,717,826   26,748,666
    Magna International, Inc.                              636,472   30,353,350
    Manulife Financial Corp.(2492519)                    3,005,038   61,896,431
    Manulife Financial Corp.(56501R106)                  1,711,212   35,285,192
    Maple Leaf Foods, Inc.                                  65,321    1,805,464
    Potash Corp. of Saskatchewan, Inc.                   1,571,839   28,135,918
    Sun Life Financial, Inc.(2566124)                    1,110,140   42,544,607
    Sun Life Financial, Inc.(866796105)                    306,432   11,745,539
    Suncor Energy, Inc.(B3NB1P2)                         3,911,426  127,593,916
    Suncor Energy, Inc.(867224107)                       1,160,407   37,852,476
#   Tahoe Resources, Inc.                                   82,700      452,387
    Teck Resources, Ltd. Class B(2879327)                1,355,792   29,426,695
#   Teck Resources, Ltd. Class B(878742204)              1,454,060   31,538,561
    TMX Group, Ltd.                                         25,000    1,325,446
*   Tourmaline Oil Corp.                                 1,076,788   23,880,640
*   Turquoise Hill Resources, Ltd.(900435108)              127,382      419,087
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)              1,590,290    5,229,749
#*  Valeant Pharmaceuticals International, Inc.            929,533   15,300,113
    Veresen, Inc.                                           51,006      744,992
    West Fraser Timber Co., Ltd.                            11,349      603,065
    Wheaton Precious Metals Corp.                          200,486    4,071,871
#   Whitecap Resources, Inc.                               902,184    6,664,620
#   WSP Global, Inc.                                       369,514   14,999,883

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    Yamana Gold, Inc.                                  3,207,591 $    8,361,477
                                                                 --------------
TOTAL CANADA                                                        976,709,945
                                                                 --------------
DENMARK -- (1.8%)
    AP Moller - Maersk A.S. Class A                        7,706     16,094,182
    AP Moller - Maersk A.S. Class B                       16,058     35,052,028
    Carlsberg A.S. Class B                               240,350     26,702,671
    Danske Bank A.S.                                     932,983     37,783,643
    DSV A.S.                                             470,071     30,350,461
#   H Lundbeck A.S.                                       74,464      4,464,993
    ISS A.S.                                             509,394     20,882,516
    Jyske Bank A.S.                                       94,849      5,944,788
#   Novozymes A.S. Class B                                47,990      2,215,959
    Tryg A.S.                                             10,592        238,662
    Vestas Wind Systems A.S.                             489,370     47,827,046
                                                                 --------------
TOTAL DENMARK                                                       227,556,949
                                                                 --------------
FINLAND -- (0.9%)
    Fortum Oyj                                         1,121,163     18,333,394
    Nokia Oyj                                          3,492,391     22,285,584
    Stora Enso Oyj Class R                             2,037,136     27,236,157
    Stora Enso Oyj Sponsored ADR                          91,500      1,223,355
    UPM-Kymmene Oyj                                    1,377,276     37,493,714
    UPM-Kymmene Oyj Sponsored ADR                         69,300      1,886,693
                                                                 --------------
TOTAL FINLAND                                                       108,458,897
                                                                 --------------
FRANCE -- (9.1%)
    AXA SA                                             2,859,375     84,447,280
#   AXA SA Sponsored ADR                                   5,793        170,720
    BNP Paribas SA                                     2,231,303    172,916,290
    Bollore SA                                         1,510,920      7,010,115
    Bouygues SA                                          709,374     30,413,777
    Casino Guichard Perrachon SA                         181,821     11,089,475
    Cie de Saint-Gobain                                  554,202     30,750,838
    Cie Generale des Etablissements Michelin             142,480     19,296,931
    CNP Assurances                                       497,075     12,000,225
    Credit Agricole SA                                 1,019,955     17,902,603
    Electricite de France SA                             883,807      8,971,199
    Engie SA                                           4,197,845     67,611,330
    Natixis SA                                         2,277,633     16,550,522
    Orange SA                                          5,424,781     91,282,106
    Peugeot SA                                         2,404,685     51,726,520
    Renault SA                                           838,993     75,586,458
    SCOR SE                                              349,012     14,719,877
    Societe Generale SA                                1,935,625    113,494,806
    STMicroelectronics NV                              1,809,335     30,654,083
    Total SA                                           5,191,725    264,018,291
    Vivendi SA                                         1,256,591     29,044,657
                                                                 --------------
TOTAL FRANCE                                                      1,149,658,103
                                                                 --------------
GERMANY -- (6.7%)
    Allianz SE                                           570,758    121,661,641

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
#   Allianz SE Sponsored ADR                             2,786,628 $ 59,494,508
    BASF SE                                                  8,683      826,621
    Bayerische Motoren Werke AG                          1,004,588   92,300,968
*   Commerzbank AG                                       1,775,430   23,223,209
    Daimler AG                                           2,793,294  195,711,493
#   Deutsche Bank AG(5750355)                            1,634,829   29,112,467
    Deutsche Bank AG(D18190898)                          1,596,412   28,479,990
    Deutsche Lufthansa AG                                1,270,004   27,273,355
    Evonik Industries AG                                   299,183   10,189,440
    Fraport AG Frankfurt Airport Services Worldwide        112,679   11,283,566
    Fresenius Medical Care AG & Co. KGaA                   247,312   23,321,628
    Fresenius Medical Care AG & Co. KGaA ADR                16,919      796,546
    GEA Group AG                                            44,661    1,815,075
    Hannover Rueck SE                                       31,333    3,954,809
    HeidelbergCement AG                                    361,351   35,781,678
    Innogy SE                                              132,900    5,581,785
    Lanxess AG                                              78,559    6,057,990
    Linde AG                                               157,109   29,970,220
    Metro AG                                               731,062    8,215,220
*   Metro Wholesale & Food Specialist AG                   746,013   15,070,622
    Muenchener Rueckversicherungs-Gesellschaft AG          147,162   31,610,309
    OSRAM Licht AG                                           7,588      632,341
*   RWE AG                                               1,630,923   34,364,479
*   Talanx AG                                              179,139    7,387,185
#   Telefonica Deutschland Holding AG                    1,517,203    7,837,504
    Uniper SE                                              886,107   18,261,756
    Volkswagen AG                                           90,788   14,276,024
                                                                   ------------
TOTAL GERMANY                                                       844,492,429
                                                                   ------------
HONG KONG -- (2.5%)
#   Bank of East Asia, Ltd. (The)                          162,822      696,497
    Cathay Pacific Airways, Ltd.                         6,482,000   10,155,759
    CK Hutchison Holdings, Ltd.                          6,496,484   85,487,974
    FIH Mobile, Ltd.                                       712,000      237,897
    Great Eagle Holdings, Ltd.                              15,363       84,249
    Guoco Group, Ltd.                                        6,000       70,340
    Hang Lung Group, Ltd.                                2,833,000   10,761,106
    Hang Lung Properties, Ltd.                           4,709,000   11,711,693
    Henderson Land Development Co., Ltd.                   627,046    3,624,160
    Hopewell Holdings, Ltd.                                938,669    3,590,191
    Kerry Properties, Ltd.                               2,580,000    9,040,997
#   MTR Corp., Ltd.                                        460,959    2,661,844
    New World Development Co., Ltd.                     24,440,857   33,006,068
#   NWS Holdings, Ltd.                                   2,198,400    4,205,700
*   Orient Overseas International, Ltd.                     72,000      670,060
    Shangri-La Asia, Ltd.                                4,242,000    6,888,923
    Sino Land Co., Ltd.                                  6,268,592   10,338,602
    Sun Hung Kai Properties, Ltd.                        2,980,920   46,121,553
    Swire Pacific, Ltd. Class A                          2,098,000   20,904,797
    Swire Pacific, Ltd. Class B                          1,262,500    2,235,982
    Wharf Holdings, Ltd. (The)                           2,242,990   19,064,610
    Wheelock & Co., Ltd.                                 3,631,000   27,361,380

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.                     160,000 $    660,586
                                                                   ------------
TOTAL HONG KONG                                                     309,580,968
                                                                   ------------
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                         1,482,594   12,373,422
    CRH P.L.C.                                             293,793   10,312,386
    CRH P.L.C. Sponsored ADR                               198,709    6,968,724
    Paddy Power Betfair P.L.C.                               6,217      622,895
                                                                   ------------
TOTAL IRELAND                                                        30,277,427
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                      7,300      398,898
    Bank Hapoalim BM                                     3,323,482   23,021,103
    Bank Leumi Le-Israel BM                              3,826,683   18,383,947
    Mizrahi Tefahot Bank, Ltd.                             261,601    4,727,108
                                                                   ------------
TOTAL ISRAEL                                                         46,531,056
                                                                   ------------
ITALY -- (1.6%)
    Assicurazioni Generali SpA                              27,438      497,676
*   Fiat Chrysler Automobiles NV(BRJFWP3)                4,223,093   50,923,551
#*  Fiat Chrysler Automobiles NV(N31738102)              1,464,345   17,703,931
*   GEDI Gruppo Editoriale SpA                             204,397      189,725
    Mediobanca SpA                                       1,304,109   13,606,570
*   Telecom Italia SpA                                  18,504,269   19,037,380
#*  Telecom Italia SpA Sponsored ADR                     1,847,002   19,208,821
*   UniCredit SpA                                        4,382,253   86,128,532
                                                                   ------------
TOTAL ITALY                                                         207,296,186
                                                                   ------------
JAPAN -- (20.9%)
#   Aeon Co., Ltd.                                       1,583,500   23,860,178
    Aisin Seiki Co., Ltd.                                  415,000   21,575,427
    Alfresa Holdings Corp.                                 222,100    4,087,559
    Amada Holdings Co., Ltd.                               312,100    3,564,527
    Aoyama Trading Co., Ltd.                                41,900    1,460,516
    Asahi Glass Co., Ltd.                                  723,200   30,439,089
    Asahi Kasei Corp.                                    2,293,000   26,185,908
    Bank of Kyoto, Ltd. (The)                              568,400    5,448,181
    Brother Industries, Ltd.                                74,355    1,897,128
    Canon Marketing Japan, Inc.                            153,100    3,381,764
    Chiba Bank, Ltd. (The)                               1,064,000    7,633,617
    Chugoku Bank, Ltd. (The)                               256,900    3,723,815
    Citizen Watch Co., Ltd.                                850,000    6,319,896
    Coca-Cola Bottlers Japan, Inc.                         160,357    4,836,666
    COMSYS Holdings Corp.                                   31,300      641,228
    Concordia Financial Group, Ltd.                      2,530,100   12,758,523
    Credit Saison Co., Ltd.                                178,400    3,436,248
    Dai Nippon Printing Co., Ltd.                          901,000    9,938,157
    Dai-ichi Life Holdings, Inc.                         2,403,800   41,523,211
    Daicel Corp.                                            63,500      825,380
    Daido Steel Co., Ltd.                                  466,000    2,835,931
    Daiwa Securities Group, Inc.                         2,612,000   15,043,307
    Denka Co., Ltd.                                      1,174,000    6,519,958

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Denso Corp.                                            362,000 $ 17,385,195
    DIC Corp.                                              228,700    8,626,201
    Dowa Holdings Co., Ltd.                                231,000    1,864,945
#   Ebara Corp.                                            266,800    7,804,968
    Fuji Media Holdings, Inc.                               52,200      754,203
    FUJIFILM Holdings Corp.                              1,123,900   41,312,711
    Fukuoka Financial Group, Inc.                        1,238,000    5,707,591
    Furukawa Electric Co., Ltd.                             42,968    1,939,102
    Glory, Ltd.                                            185,800    6,187,191
    Gunma Bank, Ltd. (The)                                 604,496    3,541,717
    H2O Retailing Corp.                                    198,900    3,254,621
    Hachijuni Bank, Ltd. (The)                             622,531    3,952,359
    Hankyu Hanshin Holdings, Inc.                          599,500   21,397,042
    Heiwa Corp.                                             64,700    1,423,362
    Hiroshima Bank, Ltd. (The)                             762,000    3,257,363
    Hitachi Capital Corp.                                  112,800    2,683,465
    Hitachi Chemical Co., Ltd.                             320,500    9,111,735
    Hitachi Construction Machinery Co., Ltd.               344,300    9,856,323
    Hitachi Metals, Ltd.                                   475,400    6,616,659
    Hitachi Transport System, Ltd.                         105,000    2,416,852
    Hitachi, Ltd.                                       12,504,000   86,025,201
    Hokuhoku Financial Group, Inc.                         191,900    3,119,610
    Honda Motor Co., Ltd.                                4,256,100  119,136,100
    Honda Motor Co., Ltd. Sponsored ADR                     26,040      729,641
    House Foods Group, Inc.                                 75,600    1,951,567
#   Ibiden Co., Ltd.                                       459,900    7,981,342
#   Idemitsu Kosan Co., Ltd.                               283,596    6,883,300
*   IHI Corp.                                              499,000    1,644,677
    Iida Group Holdings Co., Ltd.                          551,300    9,419,505
    Inpex Corp.                                          2,451,200   23,853,937
    Isetan Mitsukoshi Holdings, Ltd.                       594,700    5,795,433
    Isuzu Motors, Ltd.                                     112,300    1,539,879
    ITOCHU Corp.                                         1,998,900   31,345,761
#   Iyo Bank, Ltd. (The)                                   492,300    4,019,657
    J Front Retailing Co., Ltd.                            977,000   13,963,587
    JFE Holdings, Inc.                                   1,884,900   36,356,895
    JGC Corp.                                               76,900    1,231,869
    JSR Corp.                                              331,200    5,836,410
    JTEKT Corp.                                            447,600    6,371,018
    JXTG Holdings, Inc.                                  6,435,903   28,607,743
#   K's Holdings Corp.                                     152,200    3,055,537
    Kamigumi Co., Ltd.                                     398,000    4,265,403
    Kaneka Corp.                                         1,156,542    9,267,559
    Kawasaki Heavy Industries, Ltd.                      1,380,000    4,393,778
#*  Kawasaki Kisen Kaisha, Ltd.                          2,640,000    6,554,746
    Kinden Corp.                                           187,800    2,923,196
*   Kobe Steel, Ltd.                                     1,140,200   14,261,635
    Komatsu, Ltd.                                          586,300   15,723,119
    Konica Minolta, Inc.                                 1,999,600   16,563,081
    Kuraray Co., Ltd.                                    1,340,000   26,051,510
    Kurita Water Industries, Ltd.                            7,500      213,378
    Kyocera Corp.                                          257,800   15,661,360
    Kyocera Corp. Sponsored ADR                             25,197    1,539,285

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Kyushu Financial Group, Inc.                           514,749 $  3,229,909
    LIXIL Group Corp.                                      487,800   12,553,644
    Marubeni Corp.                                       4,429,700   29,353,299
    Mazda Motor Corp.                                    2,631,600   39,560,277
    Mebuki Financial Group, Inc.                         1,177,020    4,530,960
    Medipal Holdings Corp.                                 418,100    7,650,992
    Mitsubishi Chemical Holdings Corp.                   3,671,000   30,734,559
    Mitsubishi Corp.                                     1,219,000   26,467,183
    Mitsubishi Gas Chemical Co., Inc.                      570,500   13,162,341
    Mitsubishi Heavy Industries, Ltd.                    7,800,000   31,011,640
    Mitsubishi Logistics Corp.                              80,000    1,027,017
    Mitsubishi Materials Corp.                             518,200   17,408,463
    Mitsubishi Motors Corp.                                465,000    3,354,322
    Mitsubishi UFJ Financial Group, Inc.                17,854,906  113,273,487
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   4,781,372   30,457,340
    Mitsubishi UFJ Lease & Finance Co., Ltd.             1,546,200    8,236,738
    Mitsui & Co., Ltd.                                   1,092,800   15,890,165
    Mitsui & Co., Ltd. Sponsored ADR                        11,723    3,428,860
    Mitsui Chemicals, Inc.                               3,169,800   18,008,016
    Mitsui OSK Lines, Ltd.                               4,003,000   12,458,427
    Mizuho Financial Group, Inc.                        35,354,000   62,872,650
    Mizuho Financial Group, Inc. ADR                       184,055      657,076
    MS&AD Insurance Group Holdings, Inc.                   878,353   30,807,854
    NEC Corp.                                           10,864,101   29,533,454
    NGK Spark Plug Co., Ltd.                                16,000      323,030
    NH Foods, Ltd.                                         179,536    5,310,546
    NHK Spring Co., Ltd.                                   664,200    7,173,742
    Nikon Corp.                                            746,700   13,156,678
    Nippo Corp.                                            214,000    4,353,652
    Nippon Electric Glass Co., Ltd.                        110,200    3,901,013
    Nippon Express Co., Ltd.                             3,529,238   22,537,050
    Nippon Paper Industries Co., Ltd.                      373,800    7,452,394
    Nippon Shokubai Co., Ltd.                              102,400    6,699,116
    Nippon Steel & Sumitomo Metal Corp.                  2,142,693   52,598,611
*   Nippon Yusen K.K.                                    7,713,000   14,724,060
    Nissan Motor Co., Ltd.                               6,443,700   63,981,147
    Nisshin Seifun Group, Inc.                              42,800      702,835
    Nisshinbo Holdings, Inc.                               305,000    3,088,616
#   NOK Corp.                                              355,120    8,128,713
    Nomura Holdings, Inc.                                4,185,600   24,867,573
    Nomura Real Estate Holdings, Inc.                      427,900    8,481,475
    NSK, Ltd.                                               29,000      373,818
    NTN Corp.                                            1,625,000    7,562,801
    Obayashi Corp.                                         279,682    3,367,555
    Oji Holdings Corp.                                   3,833,000   19,657,385
    ORIX Corp.                                           2,676,400   42,470,239
    Resona Holdings, Inc.                                7,055,600   36,348,049
    Ricoh Co., Ltd.                                      3,215,400   30,232,839
    Rohm Co., Ltd.                                          46,100    3,563,005
    Sankyo Co., Ltd.                                        73,900    2,425,575
    SBI Holdings, Inc.                                     638,800    9,139,031
    Sega Sammy Holdings, Inc.                              169,200    2,282,969
    Seino Holdings Co., Ltd.                               413,700    5,570,414

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                           102,000 $    1,878,875
    Sekisui House, Ltd.                                  887,400     15,361,058
    Shinsei Bank, Ltd.                                 3,134,000      5,165,621
    Shizuoka Bank, Ltd. (The)                            851,000      7,592,609
    Showa Denko K.K.                                     261,500      6,806,686
    Showa Shell Sekiyu K.K.                              184,300      2,007,534
    Sojitz Corp.                                       2,218,300      5,588,051
    Sompo Holdings, Inc.                                 241,800      9,483,927
    Sumitomo Chemical Co., Ltd.                        7,305,000     42,691,297
    Sumitomo Corp.                                       924,000     12,489,532
    Sumitomo Electric Industries, Ltd.                 2,838,500     45,882,794
    Sumitomo Forestry Co., Ltd.                          516,000      7,898,684
    Sumitomo Heavy Industries, Ltd.                    1,924,000     14,026,760
    Sumitomo Metal Mining Co., Ltd.                    1,067,000     16,114,555
    Sumitomo Mitsui Financial Group, Inc.              2,854,200    110,131,536
    Sumitomo Mitsui Trust Holdings, Inc.                 505,244     18,554,079
    Sumitomo Rubber Industries, Ltd.                     659,000     11,427,177
    Suzuken Co., Ltd.                                    113,000      3,773,854
    T&D Holdings, Inc.                                 1,329,500     19,612,463
    Taiheiyo Cement Corp.                              2,798,212     10,499,670
    Takashimaya Co., Ltd.                                821,634      7,516,181
    TDK Corp.                                            420,200     30,200,394
    Teijin, Ltd.                                         771,690     15,471,903
    THK Co., Ltd.                                        225,100      6,873,143
    Tokai Rika Co., Ltd.                                 165,500      3,038,977
    Tokio Marine Holdings, Inc.                          175,700      7,388,756
    Tokyo Broadcasting System Holdings, Inc.              49,400        933,717
    Tokyo Tatemono Co., Ltd.                             397,600      5,410,000
    Tokyu Fudosan Holdings Corp.                       1,737,700     10,423,712
    Toppan Printing Co., Ltd.                          1,044,000     11,032,686
    Tosoh Corp.                                        2,121,000     25,112,914
    Toyo Seikan Group Holdings, Ltd.                     467,949      7,670,777
    Toyoda Gosei Co., Ltd.                               257,800      6,082,668
    Toyota Industries Corp.                              198,500     10,649,904
    Toyota Motor Corp.                                 2,811,690    158,466,394
#   Toyota Motor Corp. Sponsored ADR                     131,300     14,815,892
    Toyota Tsusho Corp.                                  890,200     28,618,182
    TV Asahi Holdings Corp.                               31,700        576,413
    Ube Industries, Ltd.                               4,325,000     11,715,868
    Universal Entertainment Corp.                         23,600        677,074
#   Yamada Denki Co., Ltd.                             2,456,700     13,120,855
    Yamaguchi Financial Group, Inc.                      320,148      3,768,087
    Yokohama Rubber Co., Ltd. (The)                      410,200      8,260,480
    Zeon Corp.                                            65,000        810,947
                                                                 --------------
TOTAL JAPAN                                                       2,625,081,828
                                                                 --------------
NETHERLANDS -- (3.1%)
    ABN AMRO Group NV                                    397,185     11,226,529
    Aegon NV                                           2,475,925     13,878,677
    Akzo Nobel NV                                         33,168      3,002,834
#*  ArcelorMittal(03938L203)                             561,400     14,686,227
#*  ArcelorMittal(BYPBS67)                             1,444,730     38,037,028
    Coca-Cola European Partners P.L.C.                    31,954      1,386,901

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Gemalto NV                                              22,216 $  1,132,448
    ING Groep NV                                         5,655,087  105,658,714
#   ING Groep NV Sponsored ADR                           1,003,902   18,803,084
    Koninklijke Ahold Delhaize NV                        2,893,097   59,175,556
    Koninklijke Ahold Delhaize NV Sponsored ADR            211,969    4,332,646
    Koninklijke DSM NV                                     656,841   48,454,044
    Koninklijke Philips NV(5986622)                        865,952   33,093,256
    Koninklijke Philips NV(500472303)                      168,204    6,420,347
    NN Group NV                                            726,265   29,438,323
                                                                   ------------
TOTAL NETHERLANDS                                                   388,726,614
                                                                   ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                  667,228    1,679,793
    Auckland International Airport, Ltd.                 1,190,343    6,223,103
#   Fletcher Building, Ltd.                              1,318,068    7,912,287
#   Fonterra Co-operative Group, Ltd.                      156,563      711,521
                                                                   ------------
TOTAL NEW ZEALAND                                                    16,526,704
                                                                   ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                        26,818    1,015,542
    DNB ASA                                              1,445,966   28,405,256
    Norsk Hydro ASA                                      2,295,351   14,810,853
    Norsk Hydro ASA Sponsored ADR                           59,900      386,954
    SpareBank 1 SR-Bank ASA                                 70,339      702,049
    Statoil ASA                                            890,278   16,731,951
    Statoil ASA Sponsored ADR                              226,363    4,246,570
    Storebrand ASA                                         867,737    7,237,996
    Subsea 7 SA                                            603,629    8,944,497
    Yara International ASA                                 260,527   10,354,955
                                                                   ------------
TOTAL NORWAY                                                         92,836,623
                                                                   ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                      541,158    4,324,851
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                     4,662,800   12,684,385
    City Developments, Ltd.                              1,500,000   12,450,988
    DBS Group Holdings, Ltd.                             1,685,918   26,896,491
    Frasers Centrepoint, Ltd.                              465,500      661,258
    Golden Agri-Resources, Ltd.                         12,719,900    3,703,794
    Hutchison Port Holdings Trust                       16,251,500    7,714,636
#   Keppel Corp., Ltd.                                   4,932,100   23,324,817
    Olam International, Ltd.                               410,300      590,315
#   SembCorp Industries, Ltd.                            2,887,300    6,876,285
    Singapore Airlines, Ltd.                             2,535,900   19,434,135
#   United Industrial Corp., Ltd.                        1,892,070    4,480,659
    UOL Group, Ltd.                                      1,015,674    5,909,629
    Wilmar International, Ltd.                             217,000      534,202
                                                                   ------------
TOTAL SINGAPORE                                                     125,261,594
                                                                   ------------
SPAIN -- (3.5%)
    Acciona SA                                               6,116      522,792

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
    Banco de Sabadell SA                                17,425,882 $ 38,914,125
#   Banco Santander SA                                  43,494,126  296,115,296
#   Banco Santander SA Sponsored ADR                       784,463    5,350,038
    CaixaBank SA                                         2,085,447   10,862,350
    Iberdrola SA                                         1,895,013   14,938,266
    Mapfre SA                                              160,977      599,610
    Repsol SA                                            3,965,952   66,421,347
                                                                   ------------
TOTAL SPAIN                                                         433,723,824
                                                                   ------------
SWEDEN -- (2.5%)
    Boliden AB                                           1,273,315   39,974,493
*   Essity AB Class A                                       62,923    1,819,778
*   Essity AB Class B                                      823,332   23,872,529
    Holmen AB Class A                                        2,781      129,136
    Holmen AB Class B                                      169,766    7,667,575
#   ICA Gruppen AB                                           8,133      325,881
    Millicom International Cellular SA                      96,457    6,044,141
    Nordea Bank AB                                       7,285,616   91,929,010
    Skandinaviska Enskilda Banken AB Class A             2,792,681   35,367,395
    Skandinaviska Enskilda Banken AB Class C                26,692      334,853
*   SSAB AB Class A                                        488,788    2,469,568
*   SSAB AB Class B                                        983,615    4,061,510
#   Svenska Cellulosa AB SCA Class A                        62,923      650,117
    Svenska Cellulosa AB SCA Class B                       773,898    6,407,786
    Svenska Handelsbanken AB Class A                       494,915    7,366,366
    Svenska Handelsbanken AB Class B                         3,434       51,212
    Tele2 AB Class B                                       614,314    7,311,431
#   Telefonaktiebolaget LM Ericsson Class A                 28,098      182,099
    Telefonaktiebolaget LM Ericsson Class B              4,879,427   31,581,644
    Telefonaktiebolaget LM Ericsson Sponsored ADR          557,185    3,577,128
    Telia Co. AB                                         7,787,710   36,608,926
    Trelleborg AB Class B                                  330,139    7,775,590
                                                                   ------------
TOTAL SWEDEN                                                        315,508,168
                                                                   ------------
SWITZERLAND -- (7.7%)
    ABB, Ltd.                                            1,299,195   30,435,358
    Adecco Group AG                                        640,328   48,852,542
    Baloise Holding AG                                     216,241   34,742,584
    Banque Cantonale Vaudoise                                  468      338,597
    Cie Financiere Richemont SA                          1,106,380   94,053,481
#   Clariant AG                                          1,343,506   31,219,736
#   Credit Suisse Group AG                               1,363,427   20,958,164
    Credit Suisse Group AG Sponsored ADR                 1,052,790   16,160,327
*   Dufry AG                                               134,096   21,362,239
    Flughafen Zurich AG                                     10,906    2,781,452
    Helvetia Holding AG                                      2,332    1,303,414
    Julius Baer Group, Ltd.                                253,888   14,371,843
    LafargeHolcim, Ltd.(7110753)                           767,697   45,870,810
    LafargeHolcim, Ltd.(BZ3DNX4)                           375,078   22,512,296
    Novartis AG                                          1,848,470  157,448,448
    Novartis AG Sponsored ADR                              316,821   26,993,149
    Swatch Group AG (The)(7184736)                         176,687   13,609,146

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
SWITZERLAND -- (Continued)
#   Swatch Group AG (The)(7184725)                      139,269 $    55,256,413
    Swiss Life Holding AG                               106,141      38,736,435
    Swiss Re AG                                       1,028,159      99,127,048
    UBS Group AG(BRJL176)                             3,507,610      60,998,968
*   UBS Group AG(H42097107)                             546,615       9,527,499
    Zurich Insurance Group AG                           388,187     118,311,444
                                                                ---------------
TOTAL SWITZERLAND                                                   964,971,393
                                                                ---------------
UNITED KINGDOM -- (16.4%)
*   Anglo American P.L.C.                             4,837,797      80,025,474
    Antofagasta P.L.C.                                  205,201       2,562,556
    Aviva P.L.C.                                        712,209       5,062,400
    Barclays P.L.C.                                     164,749         441,734
    Barclays P.L.C. Sponsored ADR                     4,808,211      51,592,104
    Barratt Developments P.L.C.                       1,813,872      14,731,734
    BHP Billiton P.L.C.                                 767,576      13,995,988
    BHP Billiton P.L.C. ADR                             211,355       7,695,436
    BP P.L.C. Sponsored ADR                           9,024,097     317,106,769
    Carnival P.L.C.                                      93,875       6,336,220
    Glencore P.L.C.                                  32,925,747     145,248,452
    HSBC Holdings P.L.C.                             19,975,015     200,047,936
#   HSBC Holdings P.L.C. Sponsored ADR                2,928,997     146,713,459
    J Sainsbury P.L.C.                                8,162,535      26,372,833
    Kingfisher P.L.C.                                 7,427,275      28,823,446
    Lloyds Banking Group P.L.C.                     109,617,132      94,768,083
    Lloyds Banking Group P.L.C. ADR                   1,479,223       5,206,865
    Pearson P.L.C.                                      813,680       7,041,646
#   Pearson P.L.C. Sponsored ADR                      1,201,322      10,331,369
*   Royal Bank of Scotland Group P.L.C.               2,796,353       9,168,010
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                               632,031       4,196,686
    Royal Dutch Shell P.L.C. Class A                  2,335,407      65,955,219
    Royal Dutch Shell P.L.C. Class B                    398,623      11,355,855
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A   3,655,973     206,672,132
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B   3,846,085     222,534,478
    Royal Mail P.L.C.                                   769,489       4,091,662
*   Standard Chartered P.L.C.                         5,314,032      59,401,668
    Vodafone Group P.L.C.                            58,351,986     171,050,264
#   Vodafone Group P.L.C. Sponsored ADR               4,011,201     119,052,454
    WM Morrison Supermarkets P.L.C.                   6,735,041      21,360,855
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,058,943,787
                                                                ---------------
TOTAL COMMON STOCKS                                              11,834,200,356
                                                                ---------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                          58,696       4,677,286
    Porsche Automobil Holding SE                        267,840      15,329,315

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
GERMANY -- (Continued)
#     Volkswagen AG                                     552,438 $    84,958,865
                                                                ---------------
TOTAL GERMANY                                                       104,965,466
                                                                ---------------
TOTAL PREFERRED STOCKS                                              104,965,466
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      11,939,165,822
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund                 54,804,655     634,199,468
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,921,553,013)^^          $12,573,365,290
                                                                ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia             $   75,107,740 $   695,102,254   --    $   770,209,994
   Austria                           --      13,766,788   --         13,766,788
   Belgium                           --     123,756,228   --        123,756,228
   Canada                   976,709,945              --   --        976,709,945
   Denmark                           --     227,556,949   --        227,556,949
   Finland                    3,110,048     105,348,849   --        108,458,897
   France                       170,720   1,149,487,383   --      1,149,658,103
   Germany                  103,841,666     740,650,763   --        844,492,429
   Hong Kong                         --     309,580,968   --        309,580,968
   Ireland                   19,342,146      10,935,281   --         30,277,427
   Israel                            --      46,531,056   --         46,531,056
   Italy                     36,912,752     170,383,434   --        207,296,186
   Japan                     51,628,094   2,573,453,734   --      2,625,081,828
   Netherlands               45,374,752     343,351,862   --        388,726,614
   New Zealand                       --      16,526,704   --         16,526,704
   Norway                     4,633,524      88,203,099   --         92,836,623
   Portugal                          --       4,324,851   --          4,324,851
   Singapore                         --     125,261,594   --        125,261,594
   Spain                      5,350,038     428,373,786   --        433,723,824
   Sweden                    29,269,435     286,238,733   --        315,508,168
   Switzerland               52,680,975     912,290,418   --        964,971,393
   United Kingdom         1,091,101,752     967,842,035   --      2,058,943,787
Preferred Stocks
   Germany                           --     104,965,466   --        104,965,466
Securities Lending
  Collateral                         --     634,199,468   --        634,199,468
Futures Contracts**           2,068,633              --   --          2,068,633
                         -------------- ---------------   --    ---------------
TOTAL                    $2,497,302,220 $10,078,131,703   --    $12,575,433,923
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (92.0%)

Consumer Discretionary -- (17.7%)
    Adastria Co., Ltd.                                      194,640 $ 4,862,295
#   Adventure, Inc.                                           4,200     384,644
#   Aeon Fantasy Co., Ltd.                                   49,332   1,519,324
*   AGORA Hospitality Group Co., Ltd.                       372,000     121,374
    Ahresty Corp.                                           137,600   1,400,940
    Aisan Industry Co., Ltd.                                210,200   1,877,412
*   Akebono Brake Industry Co., Ltd.                        624,200   2,064,624
#*  Allied Architects, Inc.                                  43,400     538,506
#   Alpen Co., Ltd.                                         111,900   2,045,206
#   Alpha Corp.                                              34,300     761,831
    Alpine Electronics, Inc.                                277,500   5,059,405
    Amiyaki Tei Co., Ltd.                                    25,900     988,889
    Amuse, Inc.                                              70,298   1,934,476
*   Anrakutei Co., Ltd.                                       2,200      93,499
    AOI TYO Holdings, Inc.                                  109,931   1,139,422
    AOKI Holdings, Inc.                                     268,400   3,474,188
    Aoyama Trading Co., Ltd.                                304,000  10,596,587
#   Arata Corp.                                              54,700   1,934,136
    Arcland Sakamoto Co., Ltd.                              176,200   2,412,003
    Arcland Service Holdings Co., Ltd.                       98,500   1,713,804
    Asahi Broadcasting Corp.                                 39,100     294,248
    Asahi Co., Ltd.                                         105,600   1,269,909
    Asante, Inc.                                             27,100     471,536
    Asatsu-DK, Inc.                                         215,700   5,529,067
#   Ashimori Industry Co., Ltd.                             287,000     914,832
#   ASKUL Corp.                                             144,900   4,440,497
*   Asrapport Dining Co., Ltd.                               36,200     150,938
    Asti Corp.                                               83,000     454,312
#   Atom Corp.                                              524,700   3,750,017
    Atsugi Co., Ltd.                                      1,040,000   1,160,561
    Autobacs Seven Co., Ltd.                                455,700   7,592,853
    Avex Group Holdings, Inc.                               243,100   3,196,778
#   Beenos, Inc.                                             31,300     414,902
    Belluna Co., Ltd.                                       291,800   3,355,498
#   Bic Camera, Inc.                                        546,600   6,344,006
#   Bookoff Corp.                                            59,400     435,384
#   BRONCO BILLY Co., Ltd.                                   68,300   1,681,082
    Can Do Co., Ltd.                                         65,500   1,013,638
    Central Automotive Products, Ltd.                        48,500     684,455
    Central Sports Co., Ltd.                                 41,700   1,770,178
#   Ceres, Inc.                                               8,400     112,296
    CHIMNEY Co., Ltd.                                        27,800     709,042
    Chiyoda Co., Ltd.                                       102,100   2,660,197
    Chofu Seisakusho Co., Ltd.                              132,900   3,250,516
    Chori Co., Ltd.                                          73,300   1,358,407
    Chuo Spring Co., Ltd.                                   196,000     648,143
    Clarion Co., Ltd.                                       741,000   2,804,249
    Cleanup Corp.                                           129,700   1,044,247
    Coco's Japan Co., Ltd.                                   20,000     390,054
#   Colowide Co., Ltd.                                      370,700   6,436,315
    Corona Corp.                                             96,600   1,013,346

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                        276,900 $2,829,880
    D.A. Consortium Holdings, Inc.                           118,700  1,548,117
    Daido Metal Co., Ltd.                                    204,900  1,836,543
#   Daidoh, Ltd.                                             143,200    574,125
    Daiichikosho Co., Ltd.                                    56,200  2,706,736
#   Daikoku Denki Co., Ltd.                                   51,800    805,162
    Daikyonishikawa Corp.                                    224,900  3,359,040
    Dainichi Co., Ltd.                                        51,200    381,412
    Daisyo Corp.                                              47,200    767,978
    Daiyu Lic Holdings Co., Ltd.                              19,100    153,584
    DCM Holdings Co., Ltd.                                   624,200  5,435,760
    Descente, Ltd.                                           250,600  3,641,100
    Diamond Dining Co., Ltd.                                  24,900    556,025
    Doshisha Co., Ltd.                                       153,900  3,100,389
    Doutor Nichires Holdings Co., Ltd.                       195,386  4,318,200
    Dunlop Sports Co., Ltd.                                   76,600    781,405
    Dynic Corp.                                              174,000    311,018
    Eagle Industry Co., Ltd.                                 147,200  2,561,907
#   EDION Corp.                                              513,900  4,734,854
#   ES-Con Japan, Ltd.                                       215,000  1,033,221
    ESCRIT, Inc.                                              18,400    125,430
#*  Evolable Asia Corp.                                       33,400    799,275
    Exedy Corp.                                              193,000  6,040,311
#   F-Tech, Inc.                                              62,700    867,539
    FCC Co., Ltd.                                            231,400  5,060,195
    Fields Corp.                                              89,000    945,642
    Fine Sinter Co., Ltd.                                      9,800    196,685
    First Juken Co., Ltd.                                     24,200    347,490
    First-corp, Inc.                                          46,100    466,996
    FJ Next Co., Ltd.                                         97,400    784,258
    Foster Electric Co., Ltd.                                155,800  3,059,159
    France Bed Holdings Co., Ltd.                            144,200  1,313,145
#*  FreakOut Holdings, Inc.                                   34,800  1,295,359
    Fuji Co., Ltd.                                           111,400  2,773,366
#   Fuji Corp.                                                29,000    535,434
    Fuji Corp., Ltd.                                         153,300  1,039,705
    Fuji Kiko Co., Ltd.                                      137,400    915,513
#   Fuji Kyuko Co., Ltd.                                     261,000  2,747,353
    Fuji Oozx, Inc.                                            6,000     26,217
    Fujibo Holdings, Inc.                                     68,500  2,078,350
    Fujikura Rubber, Ltd.                                    115,800    733,857
#   Fujio Food System Co., Ltd.                               33,800    538,963
    Fujishoji Co., Ltd.                                       50,400    553,843
#   Fujita Kanko, Inc.                                        50,200  1,815,841
    FuKoKu Co., Ltd.                                          50,700    480,754
#   Funai Electric Co., Ltd.                                 138,900  1,259,197
#   Furukawa Battery Co., Ltd. (The)                          89,000    743,712
    Furyu Corp.                                               63,800    734,498
    Futaba Industrial Co., Ltd.                              385,900  3,998,350
    G-Tekt Corp.                                             110,800  2,144,336
    Gakken Holdings Co., Ltd.                                 31,300    930,784
    Gakkyusha Co., Ltd.                                       40,000    585,748
#   Genki Sushi Co., Ltd.                                     20,000    438,635

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Geo Holdings Corp.                                       223,300 $2,441,432
    Gfoot Co., Ltd.                                           54,700    403,984
    GLOBERIDE, Inc.                                           62,299  1,078,389
#   Gokurakuyu Holdings Co., Ltd.                             40,600    296,555
    Goldwin, Inc.                                              4,000    251,713
#   Golf Digest Online, Inc.                                  54,600    404,777
    Gourmet Kineya Co., Ltd.                                  85,000    867,779
    GSI Creos Corp.                                          323,000    430,486
    Gunze, Ltd.                                            1,080,000  4,167,587
    H-One Co., Ltd.                                          129,300  1,482,729
    H2O Retailing Corp.                                      333,000  5,448,913
    Hagihara Industries, Inc.                                 37,700  1,081,654
#   Hakuyosha Co., Ltd.                                        7,600    230,683
    Hamee Corp.                                               36,900    546,109
    Handsman Co., Ltd.                                        31,200    443,807
    Happinet Corp.                                           104,100  1,878,075
#   Harada Industry Co., Ltd.                                 29,700    212,304
    Hard Off Corp. Co., Ltd.                                  57,900    600,343
    Haruyama Holdings, Inc.                                   49,100    453,378
    Heian Ceremony Service Co., Ltd.                           6,700     58,418
    Heiwa Corp.                                              101,000  2,221,940
    HI-LEX Corp.                                              68,800  1,798,234
    Hiday Hidaka Corp.                                       118,956  3,175,154
#   Himaraya Co., Ltd.                                        35,900    287,648
#   Hiramatsu, Inc.                                          174,500    975,123
    HIS Co., Ltd.                                            249,300  7,665,183
    Honeys Holdings Co., Ltd.                                106,040  1,197,766
    Hoosiers Holdings                                        181,100  1,815,910
#   Hotland Co., Ltd.                                         60,800    810,815
    I K K, Inc.                                               65,900    495,637
#   IBJ, Inc.                                                103,500    666,798
    Ichibanya Co., Ltd.                                       77,158  2,748,156
    Ichikoh Industries, Ltd.                                 286,000  2,241,953
#   IDOM, Inc.                                               433,200  2,869,366
    IJT Technology Holdings Co., Ltd.                        126,780    716,863
#   Imagica Robot Holdings, Inc.                              87,500    554,993
    Imasen Electric Industrial                               109,300  1,223,763
    Imperial Hotel, Ltd.                                      12,300    240,240
#   Intage Holdings, Inc.                                    111,500  2,278,752
#*  Izutsuya Co., Ltd.                                        61,699    250,128
    Janome Sewing Machine Co., Ltd.                          112,700    918,349
    Japan Best Rescue System Co., Ltd.                        52,600    146,972
    Japan Wool Textile Co., Ltd. (The)                       345,700  2,961,698
    JINS, Inc.                                                84,100  5,121,365
#   Joban Kosan Co., Ltd.                                     37,799    620,842
    Jolly - Pasta Co., Ltd.                                   17,700    260,611
    Joshin Denki Co., Ltd.                                   247,000  3,475,189
    Joyful Honda Co., Ltd.                                    71,900  1,988,536
#   JP-Holdings, Inc.                                        374,800    961,859
    JVC Kenwood Corp.                                      1,000,930  2,914,410
#   K's Holdings Corp.                                       110,600  2,220,383
*   Kadokawa Dwango                                          335,333  4,429,862
*   Kappa Create Co., Ltd.                                    53,600    623,098

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Kasai Kogyo Co., Ltd.                                    153,100 $1,992,935
    Kawai Musical Instruments Manufacturing Co., Ltd.         45,200    941,778
    Keihin Corp.                                             267,500  3,849,036
#   Keiyo Co., Ltd.                                          212,100  1,473,378
#   KFC Holdings Japan, Ltd.                                  98,100  1,775,575
    Ki-Star Real Estate Co., Ltd.                             41,900    762,558
*   Kintetsu Department Store Co., Ltd.                      297,000    987,804
    Kitamura Co., Ltd.                                         2,000     13,244
*   KNT-CT Holdings Co., Ltd.                                746,000  1,248,533
#   Kohnan Shoji Co., Ltd.                                   188,500  3,437,602
#*  Kojima Co., Ltd.                                         203,400    676,899
    Komatsu Seiren Co., Ltd.                                 193,700  1,345,814
    Komehyo Co., Ltd.                                         42,700    504,372
    Komeri Co., Ltd.                                         202,200  5,915,857
#   Konaka Co., Ltd.                                         135,060    728,608
    Koshidaka Holdings Co., Ltd.                              76,800  2,083,429
#   Kourakuen Holdings Corp.                                  65,600  1,046,875
    KU Holdings Co., Ltd.                                    130,900  1,189,081
#   Kura Corp.                                                69,200  3,479,982
    Kurabo Industries, Ltd.                                1,241,000  3,220,769
    KYB Corp.                                              1,247,000  7,038,132
#   Kyoritsu Maintenance Co., Ltd.                           188,662  5,386,658
#*  Laox Co., Ltd.                                           190,100    923,658
#   LEC, Inc.                                                 83,200  2,036,726
#   LIFULL Co., Ltd.                                         364,500  2,910,504
#   Look, Inc.                                               228,000    572,584
#   Mamiya-Op Co., Ltd.                                       25,800    284,589
    Mars Engineering Corp.                                    64,200  1,271,074
#*  Maruzen CHI Holdings Co., Ltd.                            66,900    213,679
#   Matsuya Co., Ltd.                                        188,500  1,585,075
    Matsuya Foods Co., Ltd.                                   58,600  2,218,723
#*  Meganesuper Co., Ltd.                                    637,300    393,567
    Meiko Network Japan Co., Ltd.                            146,800  2,095,957
#   Meiwa Estate Co., Ltd.                                    70,500    523,476
    Mikuni Corp.                                             130,500    583,422
#   Misawa Homes Co., Ltd.                                   164,000  1,505,131
    Mitsuba Corp.                                            208,690  3,638,784
    Mitsui Home Co., Ltd.                                    165,000  1,125,077
    Mizuno Corp.                                             594,000  3,453,348
    Monogatari Corp. (The)                                    32,100  1,674,642
    Morito Co., Ltd.                                          71,200    604,973
    Mr Max Corp.                                             113,900    539,964
    Murakami Corp.                                            16,200    348,807
    Musashi Seimitsu Industry Co., Ltd.                      145,900  4,062,391
    Nafco Co., Ltd.                                           36,700    581,933
    Nagawa Co., Ltd.                                          26,800    969,369
*   Naigai Co., Ltd.                                          54,400    325,317
#   Nakayamafuku Co., Ltd.                                    23,500    167,751
#   Nextage Co., Ltd.                                         40,700    654,632
    Nice Holdings, Inc.                                      444,000    635,947
    Nichirin Co., Ltd.                                        41,700    931,103
    Nihon Eslead Corp.                                        46,400    875,225
    Nihon House Holdings Co., Ltd.                           258,900  1,234,499

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Nihon Plast Co., Ltd.                                     67,400 $  800,983
    Nihon Tokushu Toryo Co., Ltd.                             82,400  1,383,771
    Nippon Felt Co., Ltd.                                     58,200    269,122
    Nippon Piston Ring Co., Ltd.                              48,600    955,357
    Nippon Seiki Co., Ltd.                                   254,400  4,870,821
    Nippon View Hotel Co., Ltd.                               33,600    424,699
    Nishikawa Rubber Co., Ltd.                                22,100    445,347
    Nishimatsuya Chain Co., Ltd.                             325,800  3,568,126
    Nissan Shatai Co., Ltd.                                  318,900  3,301,741
    Nissan Tokyo Sales Holdings Co., Ltd.                    208,000    789,366
    Nissei Build Kogyo Co., Ltd.                             417,000  2,408,934
    Nissin Kogyo Co., Ltd.                                   232,700  3,897,194
    Nittan Valve Co., Ltd.                                    86,000    317,743
    Nojima Corp.                                             171,200  2,770,945
    Ohashi Technica, Inc.                                     43,100    553,240
    Ohsho Food Service Corp.                                  76,400  2,972,214
*   Oisix.daichi Inc.                                         17,300    348,644
    Onward Holdings Co., Ltd.                                790,000  5,731,196
#   Ootoya Holdings Co., Ltd.                                 21,400    396,883
#*  Open Door, Inc.                                           19,800    608,301
#   OPT Holdings, Inc.                                        86,700  1,093,713
#   Otsuka Kagu, Ltd.                                         69,400    558,079
    Pacific Industrial Co., Ltd.                             261,100  3,394,245
    PAL GROUP Holdings Co., Ltd.                              75,500  2,409,847
    PALTAC Corp.                                             214,634  7,787,434
#   PanaHome Corp.                                           507,200  5,508,303
    PAPYLESS Co., Ltd.                                        28,600    812,411
#   Parco Co., Ltd.                                          123,400  1,520,920
    Paris Miki Holdings, Inc.                                161,800    679,273
#   PC Depot Corp.                                           245,041  1,410,473
#   People Co., Ltd.                                          17,000    284,038
#   Pepper Food Service Co., Ltd.                             39,700  1,468,338
    PIA Corp.                                                 31,100  1,103,147
    Piolax, Inc.                                             170,100  4,699,005
#*  Pioneer Corp.                                          2,066,500  4,080,564
#   Plenus Co., Ltd.                                         133,800  3,133,966
#   Press Kogyo Co., Ltd.                                    623,200  2,931,238
#   Pressance Corp.                                          214,000  2,953,732
    Proto Corp.                                               72,200  1,128,594
#   Raccoon Co., Ltd.                                         79,000    497,146
    Regal Corp.                                               10,000     26,572
    Renaissance, Inc.                                         60,600  1,097,241
#*  Renown, Inc.                                             323,700    604,015
#   Resol Holdings Co., Ltd.                                 168,000    563,698
    Resorttrust, Inc.                                        507,200  9,349,512
    Rhythm Watch Co., Ltd.                                   559,000  1,192,076
    Riberesute Corp.                                          44,200    354,258
#   Ride On Express Co., Ltd.                                 48,300    443,434
#   Right On Co., Ltd.                                        91,325    828,517
    Riken Corp.                                               57,400  2,686,483
    Ringer Hut Co., Ltd.                                     141,900  3,278,389
#   Riso Kyoiku Co., Ltd.                                    211,700  1,584,863
    Round One Corp.                                          456,600  4,876,489

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Royal Holdings Co., Ltd.                                 186,600 $4,473,038
*   Royal Hotel, Ltd. (The)                                    6,000     11,149
    Sac's Bar Holdings, Inc.                                 121,650  1,337,207
    Saizeriya Co., Ltd.                                      194,300  5,652,527
#   Sakai Ovex Co., Ltd.                                      30,899    508,187
    San Holdings, Inc.                                        19,200    398,867
#*  Sanden Holdings Corp.                                    752,000  2,144,909
#   Sanei Architecture Planning Co., Ltd.                     50,300    896,967
    Sangetsu Corp.                                           328,750  5,923,113
#   Sanko Marketing Foods Co., Ltd.                           27,800    246,806
    Sankyo Seiko Co., Ltd.                                   186,900    662,700
    Sanoh Industrial Co., Ltd.                               151,900  1,095,142
#   Sanrio Co., Ltd.                                         306,400  6,153,861
    Sanyei Corp.                                               2,400     83,243
    Sanyo Electric Railway Co., Ltd.                         429,000  2,197,361
    Sanyo Housing Nagoya Co., Ltd.                            61,100    624,338
#   Sanyo Shokai, Ltd.                                        71,999  1,084,255
#   Scroll Corp.                                             175,900    614,481
#   Seiko Holdings Corp.                                     979,407  4,372,026
    Seiren Co., Ltd.                                         306,800  5,185,296
    Senshukai Co., Ltd.                                      213,600  1,316,354
#   Septeni Holdings Co., Ltd.                               643,700  1,967,891
    SFP Holdings Co., Ltd.                                    64,200  1,013,417
#   Shidax Corp.                                             111,200    448,883
    Shikibo, Ltd.                                            779,000  1,059,780
    Shimachu Co., Ltd.                                       297,200  7,437,063
    Shimojima Co., Ltd.                                       29,300    295,175
#   Shobunsha Publications, Inc.                             258,500  1,758,191
    Shochiku Co., Ltd.                                        54,000    740,367
    Shoei Co., Ltd.                                           74,500  2,134,006
*   Showa Corp.                                              326,000  3,149,200
    SKY Perfect JSAT Holdings, Inc.                          899,100  4,036,083
#   Snow Peak, Inc.                                           23,700    696,755
    SNT Corp.                                                 92,800    609,023
    Soft99 Corp.                                              68,600    554,933
    Sotoh Co., Ltd.                                           41,400    433,488
    SPK Corp.                                                 20,200    535,318
    St Marc Holdings Co., Ltd.                               104,200  3,256,661
    Starts Corp., Inc.                                       185,900  4,857,480
    Step Co., Ltd.                                            47,200    625,194
#   Studio Alice Co., Ltd.                                    60,200  1,413,687
    Suminoe Textile Co., Ltd.                                351,000    986,235
    Sumitomo Riko Co., Ltd.                                  235,200  2,460,188
#   Sun Corp.                                                104,900    671,996
    Suncall Corp.                                             54,700    318,783
    Syuppin Co., Ltd.                                         41,200    846,088
    T RAD Co., Ltd.                                          479,000  1,513,543
    T-Gaia Corp.                                             155,100  3,103,991
    Tachi-S Co., Ltd.                                        182,840  3,335,614
    Tachikawa Corp.                                           55,100    641,798
    Taiho Kogyo Co., Ltd.                                     98,200  1,384,346
    Take And Give Needs Co., Ltd.                             62,670    441,249
    Takihyo Co., Ltd.                                        117,000    492,310

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Tama Home Co., Ltd.                                       99,500 $  658,399
    Tamron Co., Ltd.                                         128,500  2,410,374
    TBK Co., Ltd.                                            118,500    533,643
    Tear Corp.                                                40,200    288,928
#   Tenpos Busters Co., Ltd.                                  27,300    480,394
    Tigers Polymer Corp.                                      52,800    355,439
    Toa Corp.                                                132,600  1,382,876
#   Toabo Corp.                                               54,799    279,581
#   Toei Animation Co., Ltd.                                  26,100  1,985,321
    Toei Co., Ltd.                                           449,000  4,577,836
    Tohokushinsha Film Corp.                                  42,600    297,873
    Tokai Rika Co., Ltd.                                     318,800  5,853,933
    Token Corp.                                               47,550  6,045,293
#*  Tokyo Base Co., Ltd.                                      31,800  1,501,164
    Tokyo Dome Corp.                                         577,500  5,558,270
#   Tokyo Individualized Educational Institute, Inc.         121,000  1,392,761
    Tokyo Radiator Manufacturing Co., Ltd.                    21,400    198,279
    Tokyotokeiba Co., Ltd.                                   108,300  3,516,582
#   Tokyu Recreation Co., Ltd.                                99,000    753,247
    Tomy Co., Ltd.                                           440,593  5,389,518
    Topre Corp.                                              264,300  6,967,189
    Toridoll Holdings Corp.                                  146,300  4,100,838
#   Torikizoku Co., Ltd.                                      45,600  1,066,761
#   Tosho Co., Ltd.                                           51,200  2,364,798
    Tow Co., Ltd.                                            106,400    849,318
    Toyo Tire & Rubber Co., Ltd.                             164,500  3,376,616
    TPR Co., Ltd.                                            131,000  4,136,868
    TS Tech Co., Ltd.                                        291,000  8,624,537
    TSI Holdings Co., Ltd.                                   468,295  3,381,719
#   Tsukada Global Holdings, Inc.                            109,400    595,344
    Tsukamoto Corp. Co., Ltd.                                190,000    222,241
    Tsutsumi Jewelry Co., Ltd.                                50,900    921,015
    TV Asahi Holdings Corp.                                  123,500  2,245,649
    Tv Tokyo Holdings Corp.                                   90,800  1,889,043
#*  U-Shin, Ltd.                                             123,600    830,114
#   Umenohana Co., Ltd.                                        5,500    139,697
    Unipres Corp.                                            230,700  5,365,466
    United Arrows, Ltd.                                      157,600  4,776,586
*   Unitika, Ltd.                                          3,992,000  2,823,044
    Universal Entertainment Corp.                              5,000    143,448
    ValueCommerce Co., Ltd.                                  114,000    707,812
    Vector, Inc.                                             170,700  2,484,487
    VIA Holdings, Inc.                                       120,200  1,054,116
#   Village Vanguard Co., Ltd.                                32,100    298,302
    VT Holdings Co., Ltd.                                    540,600  2,763,440
    Wacoal Holdings Corp.                                    676,000  9,496,340
#   WATAMI Co., Ltd.                                         141,100  1,724,886
    Watts Co., Ltd.                                           26,400    345,657
    Workman Co., Ltd.                                          2,600     79,006
    Wowow, Inc.                                               49,200  1,429,425
    Xebio Holdings Co., Ltd.                                 167,200  3,149,088
    Yachiyo Industry Co., Ltd.                                32,800    379,754
    Yamato International, Inc.                                32,500    132,342

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Discretionary -- (Continued)
#   Yasunaga Corp.                                          40,700 $    604,414
    Yellow Hat, Ltd.                                        95,200    2,458,539
    Yomiuri Land Co., Ltd.                                 251,000    1,196,671
    Yondoshi Holdings, Inc.                                114,820    2,883,844
    Yorozu Corp.                                           125,400    2,116,646
#   Yoshinoya Holdings Co., Ltd.                            54,500      921,486
#   Yume No Machi Souzou Iinkai Co., Ltd.                  146,400    1,667,362
    Yutaka Giken Co., Ltd.                                   3,700       84,696
    Zenrin Co., Ltd.                                       161,500    4,970,307
#   Zojirushi Corp.                                        241,900    2,525,377
                                                                   ------------
Total Consumer Discretionary                                        720,893,223
                                                                   ------------
Consumer Staples -- (7.7%)
#   Aeon Hokkaido Corp.                                    273,900    1,537,649
    AFC-HD AMS Life Science Co., Ltd.                        1,700       13,092
    Ahjikan Co., Ltd.                                        2,500       27,831
    Ain Holdings, Inc.                                     117,500    8,468,445
    Albis Co., Ltd.                                         34,500    1,440,345
    Aohata Corp.                                               600       13,497
    Arcs Co., Ltd.                                         247,700    5,356,705
    Ariake Japan Co., Ltd.                                 122,300    8,767,883
    Artnature, Inc.                                        125,800      810,880
    Axial Retailing, Inc.                                   90,500    3,548,840
    Belc Co., Ltd.                                          65,300    2,966,153
    Bourbon Corp.                                           15,600      370,609
    C'BON COSMETICS Co., Ltd.                                4,200       94,632
    Cawachi, Ltd.                                           96,900    2,391,599
    Chubu Shiryo Co., Ltd.                                 138,400    1,996,206
#   Chuo Gyorui Co., Ltd.                                   93,000      243,777
#   Ci:z Holdings Co., Ltd.                                164,800    5,926,392
    Cocokara fine, Inc.                                    113,160    5,913,385
    Cota Co., Ltd.                                          24,650      273,618
    Create SD Holdings Co., Ltd.                           164,400    4,159,755
    Daikokutenbussan Co., Ltd.                              39,900    1,978,606
    Delica Foods Co., Ltd.                                  17,200      260,623
#   DyDo Group Holdings, Inc.                               55,200    2,737,700
    Earth Chemical Co., Ltd.                                64,000    3,550,492
    Ebara Foods Industry, Inc.                               5,900      112,720
    Eco's Co., Ltd.                                         40,500      409,599
    Fancl Corp.                                             95,300    2,051,046
    Feed One Co., Ltd.                                     860,040    1,887,868
*   First Baking Co., Ltd.                                  18,300      204,177
    Fuji Oil Holdings, Inc.                                362,600    8,567,123
    Fujicco Co., Ltd.                                      138,200    3,349,966
    Fujiya Co., Ltd.                                         8,200      184,108
    G-7 Holdings, Inc.                                      37,300      784,561
#   Genky Stores, Inc.                                      51,000    1,900,987
    HABA Laboratories, Inc.                                 10,000      335,788
    Hagoromo Foods Corp.                                    39,000      490,088
    Halows Co., Ltd.                                        35,400      765,025
#   Havix Corp.                                              8,800       87,937
    Hayashikane Sangyo Co., Ltd.                            24,200      188,560
    Heiwado Co., Ltd.                                      182,000    4,135,783

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
    Hokkaido Coca-Cola Bottling Co., Ltd.                    90,000 $   576,258
    Hokuto Corp.                                            165,100   2,945,816
    House Foods Group, Inc.                                  71,100   1,835,403
    Ichimasa Kamaboko Co., Ltd.                              19,500     240,349
    Imuraya Group Co., Ltd.                                  14,600     303,624
    Inageya Co., Ltd.                                       177,800   2,798,064
    Itochu-Shokuhin Co., Ltd.                                28,800   1,196,118
#   Ivy Cosmetics Corp.                                      11,700     828,072
    Iwatsuka Confectionery Co., Ltd.                          2,900     121,412
    J-Oil Mills, Inc.                                        68,700   2,397,717
    Japan Meat Co., Ltd.                                     20,300     333,936
    Kadoya Sesame Mills, Inc.                                 3,100     158,190
    Kakiyasu Honten Co., Ltd.                                41,600     740,791
    Kameda Seika Co., Ltd.                                   72,000   3,597,617
    Kaneko Seeds Co., Ltd.                                   30,600     400,065
    Kanemi Co., Ltd.                                            500      15,416
    Kato Sangyo Co., Ltd.                                   121,700   3,278,027
#   Kenko Mayonnaise Co., Ltd.                               84,500   2,375,028
    Key Coffee, Inc.                                        109,700   2,171,574
    Kirindo Holdings Co., Ltd.                               29,300     300,297
    Kitanotatsujin Corp.                                     35,700     378,555
    Kobe Bussan Co., Ltd.                                    78,000   3,865,459
#   Kotobuki Spirits Co., Ltd.                              120,600   4,451,206
    Kusuri no Aoki Holdings Co., Ltd.                        93,900   5,167,845
#   Kyokuyo Co., Ltd.                                        62,199   1,750,934
#   Lacto Japan Co., Ltd.                                    13,200     521,777
    Life Corp.                                              165,100   4,371,779
    Mandom Corp.                                            104,400   5,770,625
    Marudai Food Co., Ltd.                                  673,000   3,192,024
    Maruha Nichiro Corp.                                    260,807   7,117,397
#   Maxvalu Nishinihon Co., Ltd.                              9,200     139,051
    Maxvalu Tokai Co., Ltd.                                  49,300     937,010
#   Medical System Network Co., Ltd.                        150,000     655,182
    Megmilk Snow Brand Co., Ltd.                            308,200   8,520,936
    Meito Sangyo Co., Ltd.                                   53,600     701,001
    Milbon Co., Ltd.                                         73,076   4,260,793
    Ministop Co., Ltd.                                      109,500   2,409,142
    Mitsubishi Shokuhin Co., Ltd.                            84,500   2,444,727
    Mitsui Sugar Co., Ltd.                                  112,770   3,423,958
    Miyoshi Oil & Fat Co., Ltd.                              37,900     485,027
    Morinaga Milk Industry Co., Ltd.                      1,164,000   8,503,345
    Morishita Jintan Co., Ltd.                                2,000      10,898
    Morozoff, Ltd.                                           20,100   1,243,959
    Nagatanien Holdings Co., Ltd.                           151,000   1,879,976
    Nakamuraya Co., Ltd.                                     21,600     985,070
    Natori Co., Ltd.                                         60,100   1,117,097
    Nichimo Co., Ltd.                                       170,000     280,518
    Nihon Chouzai Co., Ltd.                                  41,360   1,379,668
    Niitaka Co., Ltd.                                         2,060      33,906
    Nippon Beet Sugar Manufacturing Co., Ltd.                67,700   1,324,159
    Nippon Flour Mills Co., Ltd.                            361,000   5,816,924
    Nippon Suisan Kaisha, Ltd.                            1,759,700  10,269,696
    Nisshin Oillio Group, Ltd. (The)                        812,000   4,807,047

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Staples -- (Continued)
    Nissin Sugar Co., Ltd.                                  73,300 $  1,264,788
    Nitto Fuji Flour Milling Co., Ltd.                       6,400      230,096
    Noevir Holdings Co., Ltd.                               74,800    3,877,157
    Oenon Holdings, Inc.                                   320,900      797,387
    OIE Sangyo Co., Ltd.                                    20,900      235,223
    Okuwa Co., Ltd.                                        162,000    1,724,889
    Olympic Group Corp.                                     63,100      336,453
#   OUG Holdings, Inc.                                      53,000      127,321
    Prima Meat Packers, Ltd.                               956,000    6,103,252
    Qol Co., Ltd.                                          104,700    1,689,300
    Retail Partners Co., Ltd.                               52,500      554,242
    Riken Vitamin Co., Ltd.                                 74,100    2,896,883
    Rock Field Co., Ltd.                                   142,900    2,416,748
    Rokko Butter Co., Ltd.                                  90,400    2,043,665
#   S Foods, Inc.                                           78,162    2,910,118
    S&B Foods, Inc.                                          4,699      294,459
    Sagami Rubber Industries Co., Ltd.                      47,000      721,497
#   Sakata Seed Corp.                                      142,600    4,352,021
    San-A Co., Ltd.                                        108,700    4,848,069
    Sapporo Holdings, Ltd.                                 255,700    6,964,355
#   Shoei Foods Corp.                                       76,000    3,252,432
    Showa Sangyo Co., Ltd.                                 613,000    3,331,078
    Sogo Medical Co., Ltd.                                  57,300    2,621,110
    ST Corp.                                                81,200    2,037,703
    Starzen Co., Ltd.                                       55,800    2,499,908
    Takara Holdings, Inc.                                  980,300    9,788,817
    Tobu Store Co., Ltd.                                    19,000      546,919
    Toho Co., Ltd.                                          45,900    1,205,733
    Tohto Suisan Co., Ltd.                                  17,299      295,109
    Torigoe Co., Ltd. (The)                                 82,000      609,654
    Toyo Sugar Refining Co., Ltd.                          157,000      170,804
#   Transaction Co., Ltd.                                   76,400      792,646
    United Super Markets Holdings, Inc.                    320,200    3,249,249
    Valor Holdings Co., Ltd.                               220,500    4,983,268
    Warabeya Nichiyo Holdings Co., Ltd.                    102,260    2,761,106
    Watahan & Co., Ltd.                                     36,300      765,490
    YA-MAN, Ltd.                                            17,200    1,327,153
#   Yaizu Suisankagaku Industry Co., Ltd.                   47,300      518,473
#   Yakuodo Co., Ltd.                                       66,600    1,819,059
    Yamatane Corp.                                          61,200      905,921
#   Yamaya Corp.                                            25,600      370,907
    Yamazawa Co., Ltd.                                       2,100       33,890
    Yaoko Co., Ltd.                                        132,100    5,699,876
#   Yokohama Reito Co., Ltd.                               291,700    2,900,850
    Yomeishu Seizo Co., Ltd.                                49,800      957,050
    Yuasa Funashoku Co., Ltd.                              125,000      383,328
    Yutaka Foods Corp.                                       6,000      102,314
                                                                   ------------
Total Consumer Staples                                              311,452,285
                                                                   ------------
Energy -- (1.0%)
    BP Castrol K.K.                                         57,400      960,032
    Cosmo Energy Holdings Co., Ltd.                        363,000    6,289,829
    Fuji Kosan Co., Ltd.                                    33,100      176,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
    Fuji Oil Co., Ltd.                                      293,600 $   894,822
    Itochu Enex Co., Ltd.                                   302,200   2,719,385
#*  Japan Drilling Co., Ltd.                                 41,100     787,500
    Japan Oil Transportation Co., Ltd.                        9,300     231,939
#   Japan Petroleum Exploration Co., Ltd.                   195,000   4,049,630
    Mitsuuroko Group Holdings Co., Ltd.                     186,200   1,203,471
    Modec, Inc.                                             118,500   2,824,907
    Nippon Coke & Engineering Co., Ltd.                   1,272,800   1,200,551
    Nippon Gas Co., Ltd.                                    225,600   7,080,354
    Sala Corp.                                              308,500   2,570,341
    San-Ai Oil Co., Ltd.                                    345,700   3,512,366
    Shinko Plantech Co., Ltd.                               247,600   2,115,685
    Sinanen Holdings Co., Ltd.                               53,100   1,077,381
    Toa Oil Co., Ltd.                                       415,000     541,925
    Toyo Kanetsu K.K.                                       568,000   1,859,205
                                                                    -----------
Total Energy                                                         40,095,738
                                                                    -----------
Financials -- (7.7%)
    77 Bank, Ltd. (The)                                   1,749,760   9,021,100
    Accretive Co., Ltd.                                      57,800     195,506
    Advance Create Co., Ltd.                                  8,400     149,302
    Aichi Bank, Ltd. (The)                                   51,700   2,876,113
    Aizawa Securities Co., Ltd.                             174,000   1,120,758
    Akita Bank, Ltd. (The)                                1,079,400   3,119,081
#   Anicom Holdings, Inc.                                   105,300   2,665,515
    Aomori Bank, Ltd. (The)                               1,191,000   4,166,541
    Asax Co., Ltd.                                            1,700      26,010
    Awa Bank, Ltd. (The)                                  1,178,000   7,736,758
    Bank of Iwate, Ltd. (The)                               105,400   4,102,640
    Bank of Kochi, Ltd. (The)                               311,000     355,132
#   Bank of Nagoya, Ltd. (The)                              102,430   3,767,995
    Bank of Okinawa, Ltd. (The)                             132,960   5,249,604
    Bank of Saga, Ltd. (The)                                900,000   2,128,738
    Bank of the Ryukyus, Ltd.                               227,380   3,245,561
    Bank of Toyama, Ltd. (The)                                1,400      52,193
    Chiba Kogyo Bank, Ltd. (The)                            309,500   1,596,079
#   Chukyo Bank, Ltd. (The)                                  70,000   1,473,512
    Daisan Bank, Ltd. (The)                                  87,700   1,363,712
    Daishi Bank, Ltd. (The)                               2,071,000   9,491,152
    Daito Bank, Ltd. (The)                                  873,000   1,329,073
#   DSB Co., Ltd.                                            56,500     329,354
#   eGuarantee, Inc.                                         43,700   1,027,917
#   Ehime Bank, Ltd. (The)                                  192,600   2,433,819
    Eighteenth Bank, Ltd. (The)                           1,048,000   2,789,386
    FIDEA Holdings Co., Ltd.                              1,043,400   1,710,705
    Financial Products Group Co., Ltd.                      445,500   5,042,782
    First Bank of Toyama, Ltd. (The)                         61,500     281,482
    Fukui Bank, Ltd. (The)                                1,343,000   3,272,887
    Fukushima Bank, Ltd. (The)                            1,421,000   1,120,277
    Fuyo General Lease Co., Ltd.                             98,800   5,792,292
#   GCA Corp.                                               119,400   1,059,411
    GMO Click Holdings, Inc.                                 53,200     369,999
    Hokkoku Bank, Ltd. (The)                              1,742,000   7,040,134

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Hokuetsu Bank, Ltd. (The)                               130,000 $ 3,086,108
    Hokuhoku Financial Group, Inc.                          374,900   6,094,538
    Hyakugo Bank, Ltd. (The)                              1,614,609   6,510,318
    Hyakujushi Bank, Ltd. (The)                           1,584,000   5,138,286
    IBJ Leasing Co., Ltd.                                   117,200   2,788,206
    Ichiyoshi Securities Co., Ltd.                          239,700   2,149,197
    IwaiCosmo Holdings, Inc.                                106,900   1,253,669
    Iyo Bank, Ltd. (The)                                     83,600     682,599
#   J Trust Co., Ltd.                                       311,800   2,485,494
    Jaccs Co., Ltd.                                         674,000   3,159,881
    Jafco Co., Ltd.                                         218,500  10,449,341
*   Japan Asia Investment Co., Ltd.                          85,800     331,247
    Japan Investment Adviser Co., Ltd.                       29,800   1,171,303
    Japan Securities Finance Co., Ltd.                      581,900   2,921,246
    Jimoto Holdings, Inc.                                   686,500   1,225,772
    Juroku Bank, Ltd. (The)                               2,085,000   6,609,968
    kabu.com Securities Co., Ltd.                         1,026,600   3,330,414
    Kansai Urban Banking Corp.                              149,200   1,912,833
    Keiyo Bank, Ltd. (The)                                1,576,000   6,667,843
    Kita-Nippon Bank, Ltd. (The)                             49,506   1,419,729
    Kiyo Bank, Ltd. (The)                                   396,690   6,634,272
#   Kosei Securities Co., Ltd. (The)                        289,000     418,976
#   Kyokuto Securities Co., Ltd.                            142,100   1,998,993
    Kyushu Financial Group, Inc.                            236,820   1,485,981
#*  M&A Capital Partners Co., Ltd.                           41,900   1,910,198
#   Marusan Securities Co., Ltd.                            214,500   1,811,065
#   Matsui Securities Co., Ltd.                             532,400   4,357,545
#   Michinoku Bank, Ltd. (The)                              859,000   1,455,197
    Mie Bank, Ltd. (The)                                     58,700   1,314,187
#   Minato Bank, Ltd. (The)                                 109,200   1,999,298
    Mito Securities Co., Ltd.                               375,400   1,043,642
    Miyazaki Bank, Ltd. (The)                               978,000   3,269,487
#   Monex Group, Inc.                                     1,281,300   3,621,504
#   Money Partners Group Co., Ltd.                          143,200     647,195
    Musashino Bank, Ltd. (The)                              206,000   6,154,932
#   Nagano Bank, Ltd. (The)                                  52,599     938,665
#   Nanto Bank, Ltd. (The)                                  121,600   3,577,292
    Nishi-Nippon Financial Holdings, Inc.                   715,700   8,052,375
    North Pacific Bank, Ltd.                              2,303,600   7,722,107
#   OAK Capital Corp.                                       296,800     721,268
    Ogaki Kyoritsu Bank, Ltd. (The)                       2,036,000   5,882,112
    Oita Bank, Ltd. (The)                                 1,014,900   3,824,345
    Okasan Securities Group, Inc.                           817,000   4,947,937
    Pocket Card Co., Ltd.                                   118,600     779,067
    Ricoh Leasing Co., Ltd.                                  96,900   3,385,728
    San-In Godo Bank, Ltd. (The)                            957,000   7,773,032
#   Sawada Holdings Co., Ltd.                               142,000   1,289,331
    Senshu Ikeda Holdings, Inc.                           1,424,200   5,899,527
    Shiga Bank, Ltd. (The)                                1,365,000   7,234,016
    Shikoku Bank, Ltd. (The)                              1,210,000   3,244,576
    Shimane Bank, Ltd. (The)                                 17,700     212,246
    Shimizu Bank, Ltd. (The)                                 49,500   1,571,342
#*  Showa Holdings Co., Ltd.                                 93,300     119,937

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
#   Sparx Group Co., Ltd.                                  623,300 $  1,242,327
    Taiko Bank, Ltd. (The)                                 226,000      481,118
    Tochigi Bank, Ltd. (The)                               705,000    2,868,720
    Toho Bank, Ltd. (The)                                1,323,200    4,616,828
    Tohoku Bank, Ltd. (The)                                588,000      810,003
    Tokai Tokyo Financial Holdings, Inc.                 1,190,900    6,946,513
    Tokyo TY Financial Group, Inc.                         155,338    4,134,107
    Tomato Bank, Ltd.                                       49,500      689,989
    TOMONY Holdings, Inc.                                  913,950    4,469,342
    Tottori Bank, Ltd. (The)                                45,300      699,100
    Towa Bank, Ltd. (The)                                2,080,000    2,316,621
    Toyo Securities Co., Ltd.                              438,000      994,830
    Tsukuba Bank, Ltd.                                     534,200    1,601,607
    Yamagata Bank, Ltd. (The)                              905,500    4,110,556
    Yamanashi Chuo Bank, Ltd. (The)                        976,000    3,986,622
                                                                   ------------
Total Financials                                                    312,156,170
                                                                   ------------
Health Care -- (4.6%)
    Advantage Risk Management Co., Ltd.                     33,500      443,181
    As One Corp.                                            86,768    4,334,409
#   ASKA Pharmaceutical Co., Ltd.                          164,300    2,459,119
    Biofermin Pharmaceutical Co., Ltd.                      17,100      474,470
    BML, Inc.                                              136,600    2,810,220
#   CMIC Holdings Co., Ltd.                                 76,100    1,056,971
    Create Medic Co., Ltd.                                  29,500      264,132
#   Daiken Medical Co., Ltd.                               110,600      791,086
    Daito Pharmaceutical Co., Ltd.                          75,280    2,008,615
    Dvx, Inc.                                               28,100      320,793
#   Eiken Chemical Co., Ltd.                               107,100    3,546,014
    Elan Corp.                                              20,700      468,957
    EM Systems Co., Ltd.                                    57,100    1,321,751
    EPS Holdings, Inc.                                     217,700    3,570,359
    Falco Holdings Co., Ltd.                                46,700      653,567
#   FINDEX, Inc.                                           124,100    1,057,529
    Fuji Pharma Co., Ltd.                                   49,800    1,702,843
    Fukuda Denshi Co., Ltd.                                 11,300      840,008
    Fuso Pharmaceutical Industries, Ltd.                    41,500    1,044,623
    Hogy Medical Co., Ltd.                                  74,900    5,466,599
    Iwaki & Co., Ltd.                                      179,000      665,073
#   Japan Lifeline Co., Ltd.                               117,800    5,415,448
    Japan Medical Dynamic Marketing, Inc.                  121,200    1,081,289
    Jeol, Ltd.                                             543,000    2,959,859
    JMS Co., Ltd.                                          172,000      513,175
    Kawasumi Laboratories, Inc.                             73,000      463,593
    Kissei Pharmaceutical Co., Ltd.                        163,700    4,233,140
    KYORIN Holdings, Inc.                                  281,400    6,006,919
    Linical Co., Ltd.                                       80,000    1,388,627
    Mani, Inc.                                             139,000    3,303,792
#*  Medical Data Vision Co., Ltd.                           52,000    1,144,630
    Medius Holdings Co., Ltd.                               13,000      306,742
    Menicon Co., Ltd.                                       81,900    2,681,482
    Mochida Pharmaceutical Co., Ltd.                        78,399    5,462,350
#   N Field Co., Ltd.                                       71,500      984,073

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Health Care -- (Continued)
    Nagaileben Co., Ltd.                                    51,200 $  1,276,065
    Nakanishi, Inc.                                        117,700    4,931,299
#   ND Software Co., Ltd.                                    5,200       54,102
#   Nichi-iko Pharmaceutical Co., Ltd.                     264,250    4,048,169
    NichiiGakkan Co., Ltd.                                 254,700    2,665,617
    Nihon Kohden Corp.                                     323,100    7,721,784
    Nikkiso Co., Ltd.                                      403,400    4,163,098
    Nippon Chemiphar Co., Ltd.                              17,100      803,410
    Nipro Corp.                                            767,500   10,411,009
    Nissui Pharmaceutical Co., Ltd.                         74,900      945,296
    Paramount Bed Holdings Co., Ltd.                       114,200    5,202,946
    Rion Co., Ltd.                                          54,800      969,624
    Rohto Pharmaceutical Co., Ltd.                         469,800    9,490,119
    Sawai Pharmaceutical Co., Ltd.                         193,300   10,894,724
#   Seed Co., Ltd.                                          35,400      754,030
*   Shin Nippon Biomedical Laboratories, Ltd.              112,500      619,077
    Ship Healthcare Holdings, Inc.                         279,700    8,584,064
    Shofu, Inc.                                             41,000      491,498
    Software Service, Inc.                                  18,000      816,605
#*  Sosei Group Corp.                                      103,300   10,717,665
    St-Care Holding Corp.                                   10,600      167,695
#   Taiko Pharmaceutical Co., Ltd.                          66,800    1,346,241
    Techno Medica Co., Ltd.                                 27,200      482,050
#   Toho Holdings Co., Ltd.                                321,000    6,345,747
    Tokai Corp.                                             68,900    3,044,528
    Torii Pharmaceutical Co., Ltd.                         102,700    2,867,981
    Towa Pharmaceutical Co., Ltd.                           60,700    2,931,940
    Tsukui Corp.                                           353,900    2,149,079
    Tsumura & Co.                                          149,500    5,810,543
    Uchiyama Holdings Co., Ltd.                             24,200      102,058
#   Vital KSK Holdings, Inc.                               236,400    1,893,484
    Wakamoto Pharmaceutical Co., Ltd.                      107,000      269,797
    WIN-Partners Co., Ltd.                                  96,600    1,224,260
#   ZERIA Pharmaceutical Co., Ltd.                         182,399    3,178,581
                                                                   ------------
Total Health Care                                                   188,619,623
                                                                   ------------
Industrials -- (26.1%)
    NJS Co., Ltd.                                           32,900      403,182
#   A&A Material Corp.                                     127,000      143,980
    Abist Co., Ltd.                                         17,500      703,505
    Advan Co., Ltd.                                        167,700    1,516,462
    Advanex, Inc.                                           22,099      377,080
    Aeon Delight Co., Ltd.                                 123,400    4,122,300
    Aica Kogyo Co., Ltd.                                   314,300   10,086,016
    Aichi Corp.                                            221,900    1,572,689
    Aida Engineering, Ltd.                                 352,400    3,564,339
    AIT Corp.                                               52,100      508,955
    Ajis Co., Ltd.                                          28,200      571,142
    Alinco, Inc.                                            76,800      858,581
    Alps Logistics Co., Ltd.                                98,600      711,333
    Altech Corp.                                            48,650    1,622,548
    Anest Iwata Corp.                                      202,800    1,889,259
#*  Arrk Corp.                                             466,800      507,743

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Asahi Diamond Industrial Co., Ltd.                       328,200 $2,482,123
#   Asahi Kogyosha Co., Ltd.                                  26,900    810,709
    Asanuma Corp.                                            402,000  1,231,370
#   Asukanet Co., Ltd.                                        64,400    947,265
    Asunaro Aoki Construction Co., Ltd.                      142,800  1,225,038
    Bando Chemical Industries, Ltd.                          235,400  2,408,565
    Bell System24 Holdings, Inc.                             216,300  2,428,902
    Benefit One, Inc.                                        101,400  4,117,766
    Br Holdings Corp.                                        129,900    467,189
    Bunka Shutter Co., Ltd.                                  353,000  3,036,988
    Canare Electric Co., Ltd.                                 15,300    344,824
    Career Design Center Co., Ltd.                            32,400    403,377
    Central Glass Co., Ltd.                                1,214,000  5,326,380
#   Central Security Patrols Co., Ltd.                        52,500    964,937
    Chilled & Frozen Logistics Holdings Co., Ltd.             36,200    430,760
#   Chiyoda Corp.                                            993,000  5,964,095
    Chiyoda Integre Co., Ltd.                                 76,100  1,634,385
    Chudenko Corp.                                           157,900  4,224,943
    Chugai Ro Co., Ltd.                                      389,000    772,427
    Chuo Warehouse Co., Ltd.                                     900      8,750
    CKD Corp.                                                341,900  5,728,329
    Comany, Inc.                                               3,700     52,302
    Cosel Co., Ltd.                                          120,800  1,485,488
    Creek & River Co., Ltd.                                   66,900    826,390
    CTI Engineering Co., Ltd.                                 75,300    752,567
    CTS Co., Ltd.                                            121,200    795,655
    Dai-Dan Co., Ltd.                                        182,000  2,491,305
    Daido Kogyo Co., Ltd.                                    236,000    720,707
#   Daihatsu Diesel Manufacturing Co., Ltd.                   86,000    556,920
    Daihen Corp.                                             641,000  5,714,405
    Daiho Corp.                                              563,000  2,720,796
    Daiichi Jitsugyo Co., Ltd.                               278,000  1,613,085
    Daiki Axis Co., Ltd.                                      26,900    250,327
    Daiohs Corp.                                               3,200     36,523
    Daiseki Co., Ltd.                                        216,263  5,136,252
#   Daiseki Eco. Solution Co., Ltd.                           39,159    507,614
    Daisue Construction Co., Ltd.                             43,500    410,095
    Daiwa Industries, Ltd.                                   191,100  2,179,439
    Denyo Co., Ltd.                                           94,300  1,658,062
    DMG Mori Co., Ltd.                                       538,900  8,939,603
    DMW Corp.                                                  4,800     83,385
    Duskin Co., Ltd.                                         224,100  6,083,609
    Ebara Jitsugyo Co., Ltd.                                  39,300    557,555
    EF-ON, Inc.                                               71,500    645,814
    Eidai Co., Ltd.                                          135,000    637,606
    en-japan, Inc.                                           144,300  4,137,532
    Endo Lighting Corp.                                       68,900    779,460
#*  Enshu, Ltd.                                              197,000    258,939
#   Escrow Agent Japan Co., Ltd.                              25,800    756,556
    F&M Co., Ltd.                                             25,000    256,394
#   Freund Corp.                                              66,800    957,185
    Fudo Tetra Corp.                                       1,066,900  1,761,308
    Fuji Die Co., Ltd.                                        17,300    118,064

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
#   Fuji Machine Manufacturing Co., Ltd.                    119,900 $ 1,950,750
    Fujikura, Ltd.                                        1,185,300   9,979,345
    Fujisash Co., Ltd.                                      528,600     545,199
    Fujitec Co., Ltd.                                       436,800   6,025,698
    Fukuda Corp.                                             79,000   3,623,600
    Fukushima Industries Corp.                               86,400   3,587,567
#   Fukuyama Transporting Co., Ltd.                         774,400   4,946,094
#   FULLCAST Holdings Co., Ltd.                             127,700   1,607,460
    Funai Soken Holdings, Inc.                              161,760   4,214,172
    Furukawa Co., Ltd.                                    2,103,000   3,901,586
    Furusato Industries, Ltd.                                55,600     885,042
    Futaba Corp.                                            216,600   3,972,365
    Gakujo Co., Ltd.                                         20,700     234,093
    Gecoss Corp.                                            104,400   1,182,541
#   Giken, Ltd.                                              78,800   2,103,128
    Glory, Ltd.                                             268,900   8,954,444
    GS Yuasa Corp.                                        2,130,000  10,053,100
#   Hamakyorex Co., Ltd.                                    102,200   2,702,205
    Hanwa Co., Ltd.                                       1,221,000   8,732,154
    Hazama Ando Corp.                                     1,082,400   7,469,126
    Helios Techno Holdings Co., Ltd.                         99,200     708,702
    Hibiya Engineering, Ltd.                                131,000   2,395,419
    Hirakawa Hewtech Corp.                                   66,300     907,608
    Hirano Tecseed Co., Ltd.                                 47,400     700,630
#   Hirata Corp.                                             36,100   4,085,321
    Hisaka Works, Ltd.                                      141,800   1,272,140
    Hitachi Transport System, Ltd.                          163,400   3,761,083
    Hitachi Zosen Corp.                                     991,379   5,218,586
    Hito Communications, Inc.                                45,300     715,939
    Hokuetsu Industries Co., Ltd.                           120,900   1,051,776
#   Hokuriku Electrical Construction Co., Ltd.               45,700     393,013
    Hosokawa Micron Corp.                                    44,000   2,137,680
#   Howa Machinery, Ltd.                                     78,700     581,253
#   Ichiken Co., Ltd.                                       151,000     560,038
    Ichinen Holdings Co., Ltd.                              120,800   1,417,030
    Idec Corp.                                              183,500   3,059,739
    Ihara Science Corp.                                      18,200     357,294
    Iino Kaiun Kaisha, Ltd.                                 574,700   2,642,530
    Inaba Denki Sangyo Co., Ltd.                            138,700   5,463,053
#   Inaba Seisakusho Co., Ltd.                               56,300     696,065
    Inabata & Co., Ltd.                                     296,300   4,164,993
    Interworks, Inc.                                          6,800      69,403
    Inui Global Logistics Co., Ltd.                          96,780     741,635
    Iseki & Co., Ltd.                                       111,000   2,308,737
#   Ishii Iron Works Co., Ltd.                               11,000     168,594
    Itoki Corp.                                             241,400   1,960,927
    Iwaki Co., Ltd.                                           6,400     139,762
    Iwasaki Electric Co., Ltd.                              372,000     719,248
#   Iwatani Corp.                                         1,162,000   7,532,967
    JAC Recruitment Co., Ltd.                                94,600   1,543,571
#   Jalux, Inc.                                              39,500     995,882
#   Jamco Corp.                                              68,400   1,733,894
    Japan Asia Group, Ltd.                                  117,200     456,084

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Japan Foundation Engineering Co., Ltd.                   156,600 $  553,884
    Japan Pulp & Paper Co., Ltd.                             602,000  2,303,285
    Japan Steel Works, Ltd. (The)                            398,400  6,579,663
    Japan Transcity Corp.                                    242,000    935,947
    JK Holdings Co., Ltd.                                     92,440    586,592
    Juki Corp.                                               194,500  2,942,222
    Kamei Corp.                                              148,700  2,125,242
    Kanaden Corp.                                            116,600  1,241,108
    Kanagawa Chuo Kotsu Co., Ltd.                            194,000  1,281,142
    Kanamoto Co., Ltd.                                       171,600  6,151,735
    Kandenko Co., Ltd.                                       626,000  6,699,552
    Kanematsu Corp.                                        2,438,625  5,329,194
    Katakura Industries Co., Ltd.                            138,900  1,609,250
    Kato Works Co., Ltd.                                      62,800  2,020,201
    KAWADA TECHNOLOGIES, Inc.                                 53,700  3,687,347
    Kawagishi Bridge Works Co., Ltd.                          28,000    234,776
    Kawasaki Kinkai Kisen Kaisha, Ltd.                        96,000    288,226
#*  Kawasaki Kisen Kaisha, Ltd.                            2,758,000  6,847,723
    Keihin Co., Ltd.                                         249,000    363,369
    KFC, Ltd.                                                  3,400     64,828
*   KI Holdings Co., Ltd.                                     88,000    231,314
    Kimura Chemical Plants Co., Ltd.                          39,900    134,507
    Kimura Unity Co., Ltd.                                     2,200     23,183
    King Jim Co., Ltd.                                        81,300    753,642
#*  Kinki Sharyo Co., Ltd. (The)                              18,899    439,764
    Kintetsu World Express, Inc.                             191,200  3,348,298
    Kitagawa Iron Works Co., Ltd.                             53,700  1,147,819
    Kitano Construction Corp.                                266,000    921,163
    Kito Corp.                                               121,100  1,400,767
    Kitz Corp.                                               543,500  4,863,441
*   Kobe Electric Railway Co., Ltd.                           19,000     69,447
    Kobelco Eco-Solutions Co., Ltd.                          103,000    407,109
    Koike Sanso Kogyo Co., Ltd.                              145,000    405,094
#   Kokusai Co., Ltd.                                         41,700    432,756
    Kokuyo Co., Ltd.                                         525,125  8,362,100
    KOMAIHALTEC, Inc.                                         25,700    529,324
    Komatsu Wall Industry Co., Ltd.                           40,700    766,873
    Komori Corp.                                             348,700  4,146,249
    Kondotec, Inc.                                           124,000  1,128,519
    Konoike Transport Co., Ltd.                              145,700  1,984,324
#*  Kosaido Co., Ltd.                                        248,600    833,959
    KRS Corp.                                                 38,100  1,033,137
    Kumagai Gumi Co., Ltd.                                 2,175,000  7,533,766
    Kuroda Electric Co., Ltd.                                219,100  4,189,095
    Kyodo Printing Co., Ltd.                                 506,000  1,770,830
    Kyokuto Boeki Kaisha, Ltd.                               135,000    347,605
    Kyokuto Kaihatsu Kogyo Co., Ltd.                         190,500  3,189,261
    Kyoritsu Printing Co., Ltd.                              142,000    450,702
    Kyowa Exeo Corp.                                         481,800  8,225,957
    Kyudenko Corp.                                           183,700  6,928,704
#   Like Co., Ltd.                                            28,300    923,488
#   Link And Motivation, Inc.                                251,400  1,679,464
    Lonseal Corp.                                             13,900    332,140

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Luckland Co., Ltd.                                        18,200 $  343,854
    Maeda Corp.                                              821,000  9,926,561
    Maeda Kosen Co., Ltd.                                    120,100  1,762,156
    Maeda Road Construction Co., Ltd.                        387,000  7,990,245
    Maezawa Industries, Inc.                                  35,700    126,469
    Maezawa Kasei Industries Co., Ltd.                        56,100    625,768
    Maezawa Kyuso Industries Co., Ltd.                        52,400    761,937
    Makino Milling Machine Co., Ltd.                         655,000  5,531,639
#   Marubeni Construction Material Lease Co., Ltd.            75,000    152,923
    Marufuji Sheet Piling Co., Ltd.                           58,000    150,975
    Maruka Machinery Co., Ltd.                                32,200    540,313
#   Maruwa Unyu Kikan Co., Ltd.                               36,300  1,324,653
    Maruyama Manufacturing Co., Inc.                          23,000    387,095
    Maruzen Co., Ltd.                                         46,000    755,467
    Maruzen Showa Unyu Co., Ltd.                             320,000  1,392,784
    Matsuda Sangyo Co., Ltd.                                  85,882  1,165,629
    Matsui Construction Co., Ltd.                            135,300  1,157,568
    Max Co., Ltd.                                            191,000  2,612,943
    Meidensha Corp.                                        1,220,050  4,334,803
    Meiji Electric Industries Co., Ltd.                       16,900    229,403
    Meiji Shipping Co., Ltd.                                 111,000    407,721
    Meisei Industrial Co., Ltd.                              251,000  1,626,751
    Meitec Corp.                                             181,300  8,496,935
#   Meiwa Corp.                                              158,000    626,918
    Mesco, Inc.                                               22,000    250,400
    METAWATER Co., Ltd.                                       79,600  2,201,285
#   Mie Kotsu Group Holdings, Inc.                           277,100  1,042,519
    Mirait Holdings Corp.                                    374,085  4,385,986
    Mitani Corp.                                              68,200  2,690,056
    Mitsubishi Kakoki Kaisha, Ltd.                           361,000    795,414
#   Mitsubishi Nichiyu Forklift Co., Ltd.                    212,200  1,707,403
#   Mitsubishi Pencil Co., Ltd.                              200,600  5,466,072
    Mitsuboshi Belting, Ltd.                                 328,000  3,752,375
    Mitsui Engineering & Shipbuilding Co., Ltd.            5,109,000  7,122,196
    Mitsui Matsushima Co., Ltd.                               84,700  1,141,270
    Mitsui-Soko Holdings Co., Ltd.                           675,000  1,841,973
#   Mitsumura Printing Co., Ltd.                              93,000    204,956
#   Miyaji Engineering Group, Inc.                           343,175    836,069
    Morita Holdings Corp.                                    227,700  3,570,974
#   NAC Co., Ltd.                                             63,300    570,650
#   Nachi-Fujikoshi Corp.                                  1,045,000  5,776,172
    Nagase & Co., Ltd.                                       503,500  7,903,839
    Naigai Trans Line, Ltd.                                   22,400    286,332
    Nakabayashi Co., Ltd.                                    216,000    636,635
    Nakamoto Packs Co., Ltd.                                   5,900    166,171
    Nakano Corp.                                              76,600    420,383
    Nakano Refrigerators Co., Ltd.                               400     12,641
    Namura Shipbuilding Co., Ltd.                            324,628  1,859,814
    Narasaki Sangyo Co., Ltd.                                109,000    304,428
    NDS Co., Ltd.                                             26,200    756,925
#   NEC Capital Solutions, Ltd.                               57,300    987,158
    Nichias Corp.                                            587,000  7,128,784
    Nichiban Co., Ltd.                                       141,000  1,257,607

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Nichiden Corp.                                           28,000 $ 1,004,996
    Nichiha Corp.                                           178,680   6,637,057
    Nichireki Co., Ltd.                                     155,600   1,882,610
    Nihon Dengi Co., Ltd.                                    22,800     595,685
    Nihon Flush Co., Ltd.                                    41,000     551,476
#   Nihon Trim Co., Ltd.                                     31,500   1,310,646
    Nikkato Corp.                                               700       4,063
    Nikko Co., Ltd.                                          36,700     753,376
    Nikkon Holdings Co., Ltd.                               356,800   8,434,812
    Nippi, Inc.                                              33,000     238,163
    Nippo Corp.                                             227,000   4,618,127
    Nippon Air Conditioning Services Co., Ltd.              101,500     651,333
    Nippon Aqua Co., Ltd.                                    85,800     417,076
#   Nippon Carbon Co., Ltd.                                  66,500   2,171,521
#   Nippon Concept Corp.                                     24,500     276,886
    Nippon Densetsu Kogyo Co., Ltd.                         227,300   4,517,784
    Nippon Dry-Chemical Co., Ltd.                               300       6,490
    Nippon Filcon Co., Ltd.                                  70,900     383,738
    Nippon Hume Corp.                                       129,400     808,285
    Nippon Kanzai Co., Ltd.                                 101,100   1,817,907
    Nippon Koei Co., Ltd.                                    86,600   2,396,054
#   Nippon Parking Development Co., Ltd.                  1,259,200   1,883,272
    Nippon Rietec Co., Ltd.                                   8,300      97,868
    Nippon Road Co., Ltd. (The)                             437,000   2,440,858
#   Nippon Seisen Co., Ltd.                                 100,000     743,117
#*  Nippon Sharyo, Ltd.                                     422,000   1,097,799
#*  Nippon Sheet Glass Co., Ltd.                            632,100   5,348,767
    Nippon Steel & Sumikin Bussan Corp.                      95,560   4,925,789
    Nippon Thompson Co., Ltd.                               410,000   2,342,350
#   Nippon Tungsten Co., Ltd.                                62,000     158,217
    Nishi-Nippon Railroad Co., Ltd.                       1,967,000   8,669,204
    Nishimatsu Construction Co., Ltd.                     1,794,000  10,324,340
    Nishio Rent All Co., Ltd.                               104,000   3,461,956
#   Nissei ASB Machine Co., Ltd.                             52,300   1,802,138
    Nissei Corp.                                             37,900     349,252
    Nissei Plastic Industrial Co., Ltd.                     184,500   1,929,340
    Nisshinbo Holdings, Inc.                                870,500   8,815,213
    Nissin Corp.                                            460,000   2,224,694
#   Nissin Electric Co., Ltd.                               388,100   4,713,347
    Nitta Corp.                                             105,000   3,372,268
    Nitto Boseki Co., Ltd.                                  934,000   5,441,551
    Nitto Kogyo Corp.                                       167,200   2,708,152
    Nitto Kohki Co., Ltd.                                    68,500   1,627,771
    Nitto Seiko Co., Ltd.                                   161,500     794,498
    Nittoc Construction Co., Ltd.                           173,600     918,295
    Nittoku Engineering Co., Ltd.                            81,900   2,529,637
    Noda Corp.                                              153,600   1,428,171
    Nomura Co., Ltd.                                        220,200   4,659,529
    Noritake Co., Ltd.                                       70,600   2,706,363
#   Noritz Corp.                                            172,400   3,381,322
#   NS Tool Co., Ltd.                                        31,700     573,602
    NS United Kaiun Kaisha, Ltd.                            656,000   1,371,102
    NTN Corp.                                               821,000   3,820,960

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Obara Group, Inc.                                        79,200 $ 4,379,023
#   Odelic Co., Ltd.                                         23,700   1,088,403
#   Ohba Co., Ltd.                                           56,300     247,580
    Ohmoto Gumi Co., Ltd.                                    11,000      89,926
    Oiles Corp.                                             151,350   2,706,712
    Okabe Co., Ltd.                                         242,100   2,369,921
    Okada Aiyon Corp.                                        25,600     318,637
#   Okamoto Machine Tool Works, Ltd.                        254,000     656,747
    Okamura Corp.                                           398,100   4,047,147
    OKK Corp.                                               459,000     590,562
    OKUMA Corp.                                             849,000   8,161,480
    Okumura Corp.                                           999,400   7,272,681
#   Onoken Co., Ltd.                                        103,800   1,726,240
    Organo Corp.                                            234,000   1,247,364
    Origin Electric Co., Ltd.                               173,000     490,891
#   OSG Corp.                                               452,700   9,544,867
    OSJB Holdings Corp.                                     840,700   2,309,214
    Outsourcing, Inc.                                        90,800   4,535,669
    Oyo Corp.                                               130,000   1,884,213
#   Paraca, Inc.                                             21,000     424,279
    Parker Corp.                                             12,000      62,609
#   Pasco Corp.                                             137,000     462,070
#   Pasona Group, Inc.                                      126,800   1,409,457
    Pegasus Sewing Machine Manufacturing Co., Ltd.          126,500     852,136
    Penta-Ocean Construction Co., Ltd.                    1,890,000  11,258,851
    Pilot Corp.                                             203,600   8,868,546
    Prestige International, Inc.                            294,400   3,224,375
    Pronexus, Inc.                                          126,400   1,432,379
#   PS Mitsubishi Construction Co., Ltd.                    177,700     815,130
    Punch Industry Co., Ltd.                                 39,000     468,218
    Quick Co., Ltd.                                          61,500     883,248
    Raito Kogyo Co., Ltd.                                   322,900   3,488,049
    Rasa Corp.                                               20,200     166,661
#   Relia, Inc.                                             285,100   3,047,679
    Rheon Automatic Machinery Co., Ltd.                     110,500   1,195,344
    Rix Corp.                                                 1,700      27,885
    Ryobi, Ltd.                                             850,200   4,020,704
    Sakai Heavy Industries, Ltd.                            237,000     732,569
    Sakai Moving Service Co., Ltd.                           65,000   3,137,070
#*  Sanix, Inc.                                             173,800     414,725
    Sanki Engineering Co., Ltd.                             297,600   3,364,635
    Sanko Gosei, Ltd.                                         3,400      11,119
#   Sanko Metal Industrial Co., Ltd.                         13,600     409,747
#   Sankyo Tateyama, Inc.                                   166,200   2,347,976
    Sankyu, Inc.                                          1,540,000  11,599,033
#   Sanoyas Holdings Corp.                                  141,400     329,427
    Sansei Technologies, Inc.                                39,500     336,073
    Sanwa Holdings Corp.                                    923,800  10,003,474
    Sanyo Denki Co., Ltd.                                   284,000   3,163,470
#   Sanyo Engineering & Construction, Inc.                   62,300     481,442
    Sanyo Industries, Ltd.                                   99,000     201,875
    Sanyo Trading Co., Ltd.                                  61,900   1,410,350
    Sata Construction Co., Ltd.                              85,399     352,889

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Sato Holdings Corp.                                      158,700 $3,806,145
    Sato Shoji Corp.                                          68,800    620,113
#   Sawafuji Electric Co., Ltd.                               35,000    184,288
    SBS Holdings, Inc.                                       117,700    898,245
#   Secom Joshinetsu Co., Ltd.                                32,900  1,037,194
    Seibu Electric Industry Co., Ltd.                         20,500    444,585
    Seika Corp.                                              313,000  1,353,106
    Seikitokyu Kogyo Co., Ltd.                               203,400  1,102,905
    Seino Holdings Co., Ltd.                                 122,200  1,645,406
    Sekisui Jushi Corp.                                      180,900  3,289,695
    Senko Group Holdings Co., Ltd.                           635,400  4,325,539
    Senshu Electric Co., Ltd.                                 36,600    736,642
    Shibusawa Warehouse Co., Ltd. (The)                      271,000    892,271
    Shibuya Corp.                                            108,000  3,288,336
    Shima Seiki Manufacturing, Ltd.                          161,400  7,849,433
    Shin Nippon Air Technologies Co., Ltd.                    86,280  1,243,742
#   Shin-Keisei Electric Railway Co., Ltd.                   181,000    684,133
    Shinmaywa Industries, Ltd.                               550,000  4,808,957
    Shinnihon Corp.                                          186,700  1,520,728
    Shinsho Corp.                                             35,500    939,506
    Shinwa Co., Ltd.                                          47,500    945,738
*   Shoko Co., Ltd.                                          293,000    278,892
    Showa Aircraft Industry Co., Ltd.                         18,437    198,713
#   SIGMAXYZ, Inc.                                            56,700    416,844
    Sinfonia Technology Co., Ltd.                            806,000  3,382,502
    Sinko Industries, Ltd.                                   119,600  1,827,186
    Sintokogio, Ltd.                                         277,500  2,922,283
    Soda Nikka Co., Ltd.                                      94,000    466,170
    Sodick Co., Ltd.                                         292,200  3,558,681
    Space Co., Ltd.                                           72,520    972,192
    Srg Takamiya Co., Ltd.                                   125,100    654,017
    Star Micronics Co., Ltd.                                 196,000  3,244,861
#   Subaru Enterprise Co., Ltd.                                6,700    379,225
    Sugimoto & Co., Ltd.                                      37,300    549,930
    Sumitomo Densetsu Co., Ltd.                              106,800  1,700,978
    Sumitomo Mitsui Construction Co., Ltd.                 5,477,700  5,955,739
    Sumitomo Precision Products Co., Ltd.                    189,000    614,503
    Sumitomo Warehouse Co., Ltd. (The)                       819,000  5,247,963
*   SWCC Showa Holdings Co., Ltd.                          1,562,000  1,288,115
    Tadano, Ltd.                                             591,700  7,328,536
    Taihei Dengyo Kaisha, Ltd.                               212,000  3,063,883
    Taiheiyo Kouhatsu, Inc.                                  419,000    402,600
    Taikisha, Ltd.                                           147,000  3,953,778
    Takamatsu Construction Group Co., Ltd.                    80,000  2,098,886
    Takamatsu Machinery Co., Ltd.                              1,600     14,402
#   Takano Co., Ltd.                                          53,500    569,144
    Takaoka Toko Co., Ltd.                                    68,320  1,143,722
#   Takara Printing Co., Ltd.                                 52,755    785,134
    Takara Standard Co., Ltd.                                253,500  4,256,418
    Takasago Thermal Engineering Co., Ltd.                   355,200  5,928,482
    Takashima & Co., Ltd.                                    225,000    438,509
    Takeei Corp.                                             138,100  1,398,753
    Takeuchi Manufacturing Co., Ltd.                         222,800  4,318,581

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Takigami Steel Construction Co., Ltd. (The)               53,000 $  235,399
    Takisawa Machine Tool Co., Ltd.                          368,000    586,943
    Takuma Co., Ltd.                                         438,000  4,485,882
#   Tanseisha Co., Ltd.                                      219,949  2,217,865
    Tatsuta Electric Wire and Cable Co., Ltd.                257,400  1,650,187
    TECHNO ASSOCIE Co., Ltd.                                  56,800    646,795
    Techno Ryowa, Ltd.                                        69,390    534,514
    Techno Smart Corp.                                        18,800    228,601
    TechnoPro Holdings, Inc.                                 177,800  7,628,165
    Teikoku Electric Manufacturing Co., Ltd.                 116,400  1,209,466
    Teikoku Sen-I Co., Ltd.                                  118,400  2,156,705
#   Tekken Corp.                                             730,000  2,241,527
    Teraoka Seisakusho Co., Ltd.                              53,600    214,075
    Terasaki Electric Co., Ltd.                               11,600    147,051
#*  Toa Corp.                                                110,300  1,800,914
    TOA ROAD Corp.                                           266,000  1,099,174
    Tobishima Corp.                                        1,193,700  1,826,998
    Tocalo Co., Ltd.                                          91,900  3,511,377
    Toda Corp.                                             1,230,000  8,455,886
    Toenec Corp.                                             256,000  1,554,496
    Togami Electric Manufacturing Co., Ltd.                   53,000    232,527
#   TOKAI Holdings Corp.                                     528,400  4,063,374
    Tokai Lease Co., Ltd.                                    170,000    329,928
    Tokyo Energy & Systems, Inc.                             142,600  1,395,546
#   Tokyo Keiki, Inc.                                        405,000  1,064,633
#*  Tokyo Kikai Seisakusho, Ltd.                              17,000     11,546
    Tokyo Sangyo Co., Ltd.                                    83,900    348,982
    Tokyu Construction Co., Ltd.                             518,000  4,142,418
    Toli Corp.                                               297,000    966,347
    Tomoe Corp.                                              160,700    532,170
#   Tomoe Engineering Co., Ltd.                               43,600    716,765
    Tonami Holdings Co., Ltd.                                350,000  1,376,117
    Toppan Forms Co., Ltd.                                   298,500  3,103,655
#   Torishima Pump Manufacturing Co., Ltd.                   119,000  1,216,162
    Toshiba Machine Co., Ltd.                                724,000  3,438,001
    Toshiba Plant Systems & Services Corp.                   262,650  4,277,078
#   Tosho Printing Co., Ltd.                                 278,000  1,371,843
    Totech Corp.                                              21,600    391,671
    Totetsu Kogyo Co., Ltd.                                  168,700  5,267,171
    Totoku Electric Co., Ltd.                                  2,300     40,817
    Toyo Construction Co., Ltd.                              465,700  1,993,538
    Toyo Denki Seizo K.K.                                     45,500    793,991
#   Toyo Engineering Corp.                                 1,003,400  2,639,055
    Toyo Machinery & Metal Co., Ltd.                         100,900    728,898
    Toyo Tanso Co., Ltd.                                      70,500  1,179,956
#   Toyo Wharf & Warehouse Co., Ltd.                         340,000    579,793
    Trancom Co., Ltd.                                         45,800  2,263,557
    Trinity Industrial Corp.                                  22,000    171,439
    Trusco Nakayama Corp.                                    335,300  8,599,823
    Trust Tech, Inc.                                          52,500  1,103,203
#   Tsubaki Nakashima Co., Ltd.                              127,800  2,565,112
    Tsubakimoto Chain Co.                                    864,700  7,336,493
    Tsubakimoto Kogyo Co., Ltd.                              117,000    537,367

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
Industrials -- (Continued)
#*  Tsudakoma Corp.                                      294,000 $      503,779
    Tsugami Corp.                                        395,000      3,166,336
    Tsukishima Kikai Co., Ltd.                           174,400      1,977,199
    Tsurumi Manufacturing Co., Ltd.                      107,300      1,797,080
    TTK Co., Ltd.                                         62,000        295,396
    Uchida Yoko Co., Ltd.                                 59,400      1,478,939
    Ueki Corp.                                           348,000        867,533
    Union Tool Co.                                        56,400      1,674,323
    Ushio, Inc.                                          655,900      9,205,141
#*  UT Group Co., Ltd.                                   189,500      3,402,085
    Utoc Corp.                                            98,700        399,286
#   Wakachiku Construction Co., Ltd.                   1,052,000      1,659,868
    Wakita & Co., Ltd.                                   253,300      2,856,717
    WDB Holdings Co., Ltd.                                53,300      1,114,358
    Weathernews, Inc.                                     39,100      1,215,844
    Will Group, Inc.                                      64,900        545,269
    World Holdings Co., Ltd.                              44,600      1,085,137
    Yahagi Construction Co., Ltd.                        164,400      1,362,307
    YAMABIKO Corp.                                       222,928      2,695,450
#   YAMADA Consulting Group Co., Ltd.                      7,700        485,493
#   Yamashin-Filter Corp.                                 36,200        808,467
    Yamashina Corp.                                      293,800        204,900
    Yamato Corp.                                          93,200        579,683
    Yamaura Corp.                                         37,800        340,888
    Yamazen Corp.                                        345,700      3,549,027
    Yasuda Logistics Corp.                                94,300        662,102
    Yokogawa Bridge Holdings Corp.                       214,100      3,257,485
    Yondenko Corp.                                       136,800        752,646
    Yuasa Trading Co., Ltd.                              108,500      3,476,389
    Yuken Kogyo Co., Ltd.                                201,000        426,429
#   Yumeshin Holdings Co., Ltd.                          272,500      1,857,332
    Yurtec Corp.                                         255,000      1,731,079
    Yusen Logistics Co., Ltd.                            109,500        992,031
#   Yushin Precision Equipment Co., Ltd.                   3,400         85,430
    Zaoh Co., Ltd.                                         2,000         27,017
    Zenitaka Corp. (The)                                 133,000        573,148
    Zuiko Corp.                                           22,800        804,419
                                                                 --------------
Total Industrials                                                 1,059,929,462
                                                                 --------------
Information Technology -- (13.6%)
#   A&D Co., Ltd.                                        113,900        473,278
#*  Access Co., Ltd.                                     233,900      1,866,914
#   Ad-sol Nissin Corp.                                   26,400        278,812
#   Adtec Plasma Technology Co., Ltd.                     32,100        562,531
#   Aeria, Inc.                                           54,800      1,604,977
    AGS Corp.                                              1,200         17,997
#   Ai Holdings Corp.                                    247,200      6,810,855
    Aichi Tokei Denki Co., Ltd.                           18,700        642,052
    Aiphone Co., Ltd.                                     71,900      1,269,405
#*  Akatsuki, Inc.                                        20,700      1,862,524
    Alpha Systems, Inc.                                   38,160        741,672
    Amano Corp.                                          377,600      8,593,493
    Anritsu Corp.                                        873,500      7,037,734

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
    AOI Electronic Co., Ltd.                                 27,900 $ 1,136,290
*   Apic Yamada Corp.                                         5,600      26,515
    Argo Graphics, Inc.                                      51,500   1,258,184
    Arisawa Manufacturing Co., Ltd.                         200,900   1,710,363
#   ArtSpark Holdings, Inc.                                  41,500     520,554
    Asahi Net, Inc.                                          99,600     479,572
    Ateam, Inc.                                              68,700   1,760,368
#   Aval Data Corp.                                          14,500     198,029
    Axell Corp.                                              44,900     303,649
    Azbil Corp.                                              97,900   3,867,224
#*  Bengo4.com, Inc.                                         30,700     491,072
#   Broadband Tower, Inc.                                   263,100     637,532
    Broadleaf Co., Ltd.                                     283,700   1,906,213
    CAC Holdings Corp.                                       81,800     777,370
    Canon Electronics, Inc.                                 133,800   2,605,242
    Capcom Co., Ltd.                                        294,600   7,297,291
    CDS Co., Ltd.                                             3,900      46,172
    Chino Corp.                                              37,100     420,496
    Citizen Watch Co., Ltd.                               1,594,400  11,854,638
    CMK Corp.                                               334,400   2,989,476
#   COLOPL, Inc.                                            298,600   3,348,759
    Computer Engineering & Consulting, Ltd.                  81,600   1,582,705
    Computer Institute of Japan, Ltd.                        80,500     411,339
    Comture Corp.                                            21,000     961,938
    CONEXIO Corp.                                           114,700   1,889,111
#   COOKPAD, Inc.                                           362,700   3,106,194
    Core Corp.                                               35,800     517,321
    Cresco, Ltd.                                             31,900   1,044,462
#   CROOZ, Inc.                                              51,000   1,327,538
    Cube System, Inc.                                        44,600     332,120
#   Cybernet Systems Co., Ltd.                               48,200     310,545
#*  Cyberstep, Inc.                                          19,200     701,982
    Cybozu, Inc.                                             86,600     396,072
    Dai-ichi Seiko Co., Ltd.                                 55,600   1,240,972
    Daishinku Corp.                                          44,399     748,513
    Daitron Co., Ltd.                                        52,000     738,838
    Daiwabo Holdings Co., Ltd.                            1,186,000   4,667,369
    Denki Kogyo Co., Ltd.                                   343,000   1,761,776
    Densan System Co., Ltd.                                  21,700     356,161
#   Designone Japan, Inc.                                    31,300     405,653
#   Dexerials Corp.                                         319,300   3,858,780
    Digital Arts, Inc.                                       66,000   2,251,063
    Digital Information Technologies Corp.                    8,400     145,169
    Dip Corp.                                               182,000   3,839,425
    DKK-Toa Corp.                                            42,300     270,677
*   Drecom Co., Ltd.                                         67,100     888,172
    DTS Corp.                                               128,500   3,922,721
#   E-Guardian, Inc.                                         56,500   1,181,470
    Eizo Corp.                                              108,300   4,342,133
    Elecom Co., Ltd.                                        102,900   2,220,516
    Elematec Corp.                                           52,271     948,226
#*  Enigmo, Inc.                                             73,800   1,106,364
    Enplas Corp.                                             59,300   2,440,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    ESPEC Corp.                                              125,900 $2,150,738
    Excel Co., Ltd.                                           49,300    641,954
    F@N Communications, Inc.                                 303,400  2,778,063
#   Faith, Inc.                                               27,910    305,840
#*  FDK Corp.                                                552,000    738,484
    Fenwal Controls of Japan, Ltd.                             6,300     87,539
    Ferrotec Holdings Corp.                                  201,900  2,995,989
#*  FFRI, Inc.                                                23,400  1,053,226
*   FIRSTLOGIC, Inc.                                           9,000    222,121
#   Fixstars Corp.                                            24,000    791,209
#*  Flight Holdings, Inc.                                     57,600    495,189
    Forval Corp.                                               8,100     55,336
#   FTGroup Co., Ltd.                                         74,000    662,545
#*  FueTrek Co., Ltd.                                         38,100    321,629
    Fuji Soft, Inc.                                          128,300  3,681,982
    Fujitsu Frontech, Ltd.                                    75,300  1,434,155
    Fukui Computer Holdings, Inc.                             45,900  1,674,081
#*  Full Speed, Inc.                                          45,200    442,412
    Furuno Electric Co., Ltd.                                139,600    836,077
    Furuya Metal Co., Ltd.                                    14,800    363,677
    Future Corp.                                             152,700  1,235,102
#*  G Three Holdings Corp.                                   214,900    365,257
    GL Sciences, Inc.                                         15,600    190,402
#   GMO Cloud K.K.                                            26,700    965,144
#   GMO internet, Inc.                                       432,400  5,576,375
#   GMO Payment Gateway, Inc.                                 98,500  5,810,202
#   Gree, Inc.                                               672,200  5,164,360
#   GungHo Online Entertainment, Inc.                        146,300    395,284
*   Gunosy, Inc.                                              73,400  2,072,776
    Gurunavi, Inc.                                           177,600  2,905,249
    Hagiwara Electric Co., Ltd.                               28,500    609,059
    Hakuto Co., Ltd.                                          93,600  1,262,181
#   Hearts United Group Co., Ltd.                             86,200  1,348,765
    Hibino Corp.                                              25,200    517,684
    Hioki EE Corp.                                            62,200  1,259,508
    Hitachi Kokusai Electric, Inc.                           332,500  8,571,663
    Hitachi Maxell, Ltd.                                     203,100  4,494,070
    Hochiki Corp.                                            140,000  2,406,991
    Hokuriku Electric Industry Co., Ltd.                     482,000    712,273
    Honda Tsushin Kogyo Co., Ltd.                             47,700    749,208
    Horiba, Ltd.                                             114,450  7,010,733
    Hosiden Corp.                                            362,000  4,186,985
    I-Net Corp.                                               64,690    748,143
    I-O Data Device, Inc.                                     45,000    499,017
#   Ibiden Co., Ltd.                                         428,378  7,434,293
    Icom, Inc.                                                65,800  1,403,230
#*  IGNIS, Ltd.                                               15,400    604,589
#   Ikegami Tsushinki Co., Ltd.                              339,000    491,421
    Ines Corp.                                               183,900  1,747,038
#   Infocom Corp.                                             80,400  1,967,002
    Infomart Corp.                                           533,500  3,916,681
    Information Development Co.                               40,100    460,796
    Information Services International-Dentsu, Ltd.           78,100  1,770,696

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Innotech Corp.                                           111,100 $  756,808
    Intelligent Wave, Inc.                                    61,700    393,746
#   Inter Action Corp.                                        61,000    404,888
    Internet Initiative Japan, Inc.                          192,400  3,478,352
    Iriso Electronics Co., Ltd.                               55,300  4,759,587
#   Istyle, Inc.                                             279,300  1,859,484
#*  ITbook Co., Ltd.                                          90,900    445,826
    Itfor, Inc.                                              160,800    906,052
#   ITmedia, Inc.                                              6,200     40,673
#*  Itokuro, Inc.                                             21,400    953,587
    Iwatsu Electric Co., Ltd.                                572,000    466,420
    Japan Aviation Electronics Industry, Ltd.                298,000  4,708,137
    Japan Cash Machine Co., Ltd.                              75,300    812,612
#*  Japan Display, Inc.                                    2,237,400  4,004,298
#   Japan Material Co., Ltd.                                 128,500  2,514,891
    Japan Radio Co., Ltd.                                     71,000    916,802
#   Jastec Co., Ltd.                                          73,100    867,090
#   JBCC Holdings, Inc.                                       94,500    795,822
#*  JIG-SAW, Inc.                                             21,300  1,227,339
    Justsystems Corp.                                        206,000  3,170,805
    Kaga Electronics Co., Ltd.                               113,900  2,512,398
    Kanematsu Electronics, Ltd.                               74,100  2,194,107
*   KAYAC, Inc.                                               13,600    204,418
#*  KLab, Inc.                                               214,600  3,650,486
    Koa Corp.                                                195,900  3,455,808
    Kozo Keikaku Engineering, Inc.                             5,300     98,839
    Kyoden Co., Ltd.                                          91,700    305,590
    Kyosan Electric Manufacturing Co., Ltd.                  279,000  1,554,140
    Kyowa Electronics Instruments Co., Ltd.                  135,100    565,795
    LAC Co., Ltd.                                             97,800  1,198,371
#   Lasertec Corp.                                           250,700  3,737,896
#*  Livesense, Inc.                                           17,200     98,823
#   m-up, Inc.                                                31,600    553,666
    Macnica Fuji Electronics Holdings, Inc.                  203,150  3,238,775
    Mamezou Holdings Co., Ltd.                               104,000    934,639
    MarkLines Co., Ltd.                                       27,700    237,830
    Marubun Corp.                                            101,500    776,307
    Maruwa Co., Ltd.                                          56,800  2,757,399
#   Marvelous, Inc.                                          196,300  1,834,109
    MCJ Co., Ltd.                                            220,700  2,607,487
#   Media Do Co., Ltd.                                        40,100    921,092
#   Megachips Corp.                                          106,500  2,840,595
    Meiko Electronics Co., Ltd.                              128,600  1,928,643
    Melco Holdings, Inc.                                      75,500  2,527,608
#   Micronics Japan Co., Ltd.                                206,600  2,187,965
#   Mimaki Engineering Co., Ltd.                             108,700    864,873
    Mimasu Semiconductor Industry Co., Ltd.                  105,681  1,696,377
    Miraial Co., Ltd.                                         43,300    415,484
    Miroku Jyoho Service Co., Ltd.                           115,700  2,437,462
#   Mitsubishi Research Institute, Inc.                       40,500  1,164,807
    Mitsui High-Tec, Inc.                                    153,500  2,395,640
#   Mobile Create Co., Ltd.                                   59,800    212,538
#   Mobile Factory, Inc.                                      33,200    469,088

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
#*  Morpho, Inc.                                              27,300 $1,230,856
#   MTI, Ltd.                                                199,300  1,344,163
    Mutoh Holdings Co., Ltd.                                 146,000    336,392
#*  Mynet, Inc.                                               23,600    662,045
    Nagano Keiki Co., Ltd.                                    38,700    277,150
    Nakayo, Inc.                                             390,000  1,435,734
    NEC Networks & System Integration Corp.                  136,600  2,984,536
    NET One Systems Co., Ltd.                                525,900  5,040,387
*   New Japan Radio Co., Ltd.                                 96,000    527,666
#   Nexyz Group Corp.                                         48,000    784,973
    Nichicon Corp.                                           334,200  3,672,922
    Nihon Dempa Kogyo Co., Ltd.                              106,600    891,510
    Nihon Unisys, Ltd.                                       416,075  6,937,833
    Nippon Ceramic Co., Ltd.                                  62,200  1,631,023
    Nippon Chemi-Con Corp.                                 1,025,000  4,140,806
    Nippon Information Development Co., Ltd.                   2,300     66,019
#   Nippon Kodoshi Corp.                                      54,900    743,978
    Nippon Signal Co., Ltd.                                  323,300  3,282,647
    Nippon Systemware Co., Ltd.                               45,500    747,947
#   Nissha Printing Co., Ltd.                                229,300  6,274,170
    Nohmi Bosai, Ltd.                                        145,900  2,243,611
    Noritsu Koki Co., Ltd.                                   120,000  1,104,740
    NS Solutions Corp.                                       192,200  4,046,456
    NSD Co., Ltd.                                            212,280  4,048,892
    Nuflare Technology, Inc.                                  29,300  1,567,808
#   Ohara, Inc.                                               51,800    653,749
    Okaya Electric Industries Co., Ltd.                       73,000    267,225
    Oki Electric Industry Co., Ltd.                          493,000  6,750,226
#   ONO Sokki Co., Ltd.                                       58,400    397,519
    Optex Group Co., Ltd.                                     93,000  3,122,779
#*  Optim Corp.                                               26,100    728,585
    Osaki Electric Co., Ltd.                                 254,000  1,941,864
    Paltek Corp.                                              29,000    252,532
    PCA Corp.                                                  2,500     34,855
    PCI Holdings, Inc.                                        19,500    474,132
    Poletowin Pitcrew Holdings, Inc.                          86,400  1,151,845
    Pro Ship Inc.                                                800     13,323
    Rakus Co., Ltd.                                           32,200    707,379
    Renesas Easton Co., Ltd.                                  59,800    320,127
#   Riken Keiki Co., Ltd.                                    102,000  1,928,330
    Riso Kagaku Corp.                                        179,500  3,753,439
    Roland DG Corp.                                           82,600  2,069,939
#   Rorze Corp.                                               64,800  1,396,542
#   RS Technologies Co., Ltd.                                 21,500    833,405
#*  RVH, Inc.                                                 85,200    552,497
    Ryoden Corp.                                             187,000  1,360,612
    Ryosan Co., Ltd.                                         191,900  7,505,464
    Ryoyo Electro Corp.                                      127,900  2,060,820
    Saison Information Systems Co., Ltd.                       3,500     55,263
#   Sakura Internet, Inc.                                    122,900    944,133
    Sanken Electric Co., Ltd.                                746,000  3,781,830
    Sanshin Electronics Co., Ltd.                            164,300  2,066,358
#   Satori Electric Co., Ltd.                                 85,880    708,327

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
Information Technology -- (Continued)
#   Saxa Holdings, Inc.                                     298,000 $   607,672
#   Scala, Inc.                                              91,500     703,930
    Seikoh Giken Co., Ltd.                                   12,200     209,252
    Shibaura Electronics Co., Ltd.                           46,900   1,580,676
    Shibaura Mechatronics Corp.                             200,000     616,901
#*  SHIFT, Inc.                                              35,000     416,374
    Shindengen Electric Manufacturing Co., Ltd.             478,000   2,478,959
#*  Shinkawa, Ltd.                                           94,400     636,600
    Shinko Electric Industries Co., Ltd.                    470,400   3,422,615
    Shinko Shoji Co., Ltd.                                  135,600   1,771,995
    Shizuki Electric Co., Inc.                              101,900     682,867
    Sigma Koki Co., Ltd.                                      9,000     115,407
#   Siix Corp.                                               92,900   3,959,213
    SK-Electronics Co., Ltd.                                 39,200     483,674
    SMK Corp.                                               372,000   1,570,917
#   SMS Co., Ltd.                                           191,200   6,050,467
#   Softbank Technology Corp.                                70,300   1,127,571
#   Softbrain Co., Ltd.                                     161,300     632,315
    Softcreate Holdings Corp.                                47,500     625,525
#   Soliton Systems K.K.                                     52,900     506,191
#   Sourcenext Corp.                                         86,300     447,741
    SRA Holdings                                             65,900   1,806,649
    Sumida Corp.                                            136,449   2,610,040
    Sun-Wa Technos Corp.                                     57,800     983,550
    Suzuden Corp.                                            16,900     206,631
#   Systemsoft Corp.                                        269,600     400,850
    Systena Corp.                                           116,600   2,672,966
#   Tabuchi Electric Co., Ltd.                              154,600     474,410
    Tachibana Eletech Co., Ltd.                             102,160   1,477,471
#   Taiyo Yuden Co., Ltd.                                   678,700  11,396,748
    Takachiho Koheki Co., Ltd.                               10,200      97,806
    TAKEBISHI Corp.                                          19,200     255,825
    Tamura Corp.                                            468,000   2,557,153
#   Tazmo Co., Ltd.                                          40,900     809,084
    TDC Software Engineering, Inc.                           33,600     379,719
#*  Teac Corp.                                              734,000     340,282
    TechMatrix Corp.                                         95,900   1,601,452
#   Tecnos Japan, Inc.                                       98,800     983,024
    Teikoku Tsushin Kogyo Co., Ltd.                         223,000     464,777
    TIS, Inc.                                               450,901  13,630,665
    TKC Corp.                                               113,200   3,293,137
    Tokyo Electron Device, Ltd.                              41,100     666,227
    Tokyo Seimitsu Co., Ltd.                                240,800   8,352,458
    Tomen Devices Corp.                                       2,400      52,362
    Topcon Corp.                                            606,200  10,371,780
    Torex Semiconductor, Ltd.                                36,200     602,371
    Toshiba TEC Corp.                                       806,000   4,461,306
    Toukei Computer Co., Ltd.                                22,710     578,636
#   Towa Corp.                                              139,700   2,176,472
    Toyo Corp.                                              141,000   1,360,106
    Transcosmos, Inc.                                       186,300   4,477,405
#   Tri Chemical Laboratories, Inc.                          35,000     960,887
    UKC Holdings Corp.                                       86,600   1,300,857

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
    Ulvac, Inc.                                            131,600 $  7,055,794
#   UMC Electronics Co Ltd                                  22,600      390,401
    Uniden Holdings Corp.                                  388,000      923,823
    UNIRITA, Inc.                                            6,400      101,406
#   UNITED, Inc.                                            78,700    1,964,623
#   V Technology Co., Ltd.                                  27,500    4,708,055
*   V-Cube, Inc.                                            85,300      480,145
#   VeriServe Corp.                                         13,400      410,355
#   Vitec Holdings Co., Ltd.                                51,000      652,529
    Voyage Group, Inc.                                      54,500    1,026,241
#   Wellnet Corp.                                          107,800    1,336,838
#   YAC Holdings Co., Ltd.                                  52,800      654,890
#   Yamaichi Electronics Co., Ltd.                         146,000    2,842,226
    Yashima Denki Co., Ltd.                                 59,100      491,895
#   Yokowo Co., Ltd.                                        89,000    1,176,575
    Zappallas, Inc.                                         55,900      257,491
*   ZIGExN Co., Ltd.                                       107,300    1,564,778
    Zuken, Inc.                                             94,100    1,237,439
                                                                   ------------
Total Information Technology                                        551,542,525
                                                                   ------------
Materials -- (10.6%)
    Achilles Corp.                                         101,900    1,795,098
    ADEKA Corp.                                            544,000    8,351,045
    Agro-Kanesho Co., Ltd.                                  68,400      934,769
    Aichi Steel Corp.                                       67,000    2,804,046
    Alconix Corp.                                           68,000    1,344,750
    Arakawa Chemical Industries, Ltd.                      103,200    1,813,154
    Araya Industrial Co., Ltd.                             268,000      480,982
    Asahi Holdings, Inc.                                   182,350    3,426,744
    Asahi Printing Co., Ltd.                                   800       19,020
    Asahi Yukizai Corp.                                    431,000    1,026,899
    Asia Pile Holdings Corp.                                94,800      642,521
    C Uyemura & Co., Ltd.                                   25,700    1,474,461
    Carlit Holdings Co., Ltd.                               94,300      548,207
    Chuetsu Pulp & Paper Co., Ltd.                         552,000    1,150,966
*   Chugai Mining Co., Ltd.                              1,012,400      293,833
    Chugoku Marine Paints, Ltd.                            379,100    2,945,602
    CI Takiron Corp.                                       328,000    1,786,483
    Dai Nippon Toryo Co., Ltd.                             740,000    2,058,998
    Daido Steel Co., Ltd.                                1,376,000    8,373,908
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                 111,200    1,341,717
    Daiken Corp.                                            91,100    2,231,928
    Daiki Aluminium Industry Co., Ltd.                     183,000    1,124,319
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                 408,000    3,410,375
#   Daio Paper Corp.                                       497,300    6,457,511
    Denka Co., Ltd.                                      1,949,000   10,824,018
    DKS Co., Ltd.                                          247,000    1,193,272
    Dynapac Co., Ltd.                                        5,000       74,073
    FP Corp.                                               148,000    8,096,826
    Fuji Seal International, Inc.                          264,200    7,413,955
    Fujikura Kasei Co., Ltd.                               151,700      891,873
    Fujimi, Inc.                                           118,100    2,665,219
    Fujimori Kogyo Co., Ltd.                                97,700    2,910,706

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
#   Fumakilla, Ltd.                                          98,000 $ 1,048,995
    Fuso Chemical Co., Ltd.                                  95,300   3,174,917
    Geostr Corp.                                             72,300     620,276
#   Godo Steel, Ltd.                                         87,400   1,665,257
    Gun-Ei Chemical Industry Co., Ltd.                       28,600     951,173
    Hakudo Co., Ltd.                                         21,200     349,103
#   Haneda Zenith Holdings Co., Ltd.                        218,200     679,747
    Harima Chemicals Group, Inc.                             86,500     840,606
    Hodogaya Chemical Co., Ltd.                              39,500   1,695,114
    Hokkan Holdings, Ltd.                                   275,000   1,057,086
    Hokko Chemical Industry Co., Ltd.                       117,800     642,299
    Hokuetsu Kishu Paper Co., Ltd.                          857,799   6,019,138
    Honshu Chemical Industry Co., Ltd.                       14,000     126,745
    Ise Chemicals Corp.                                      81,000     362,532
*   Ishihara Sangyo Kaisha, Ltd.                            226,250   2,478,527
    Ishizuka Glass Co., Ltd.                                119,000     257,925
    JCU Corp.                                                69,400   2,546,623
    JSP Corp.                                                79,300   2,505,775
    Kanto Denka Kogyo Co., Ltd.                             280,400   2,557,175
    Katakura & Co-op Agri Corp.                              76,000     181,926
    Kawakin Holdings Co., Ltd.                               11,000      38,697
    KeePer Technical Laboratory Co., Ltd.                    29,800     355,476
    Kimoto Co., Ltd.                                        228,000     514,030
    Koatsu Gas Kogyo Co., Ltd.                              162,293   1,205,898
#   Kogi Corp.                                               55,000     117,609
    Kohsoku Corp.                                            60,200     597,919
    Konishi Co., Ltd.                                       193,600   2,957,565
#   Konoshima Chemical Co., Ltd.                             35,700     580,489
    Krosaki Harima Corp.                                    309,000   1,353,245
#   Kumiai Chemical Industry Co., Ltd.                      494,287   2,874,150
    Kureha Corp.                                             87,650   4,407,680
    Kurimoto, Ltd.                                           63,300   1,185,937
    Kuriyama Holdings Corp.                                  33,300     651,458
    Kyoei Steel, Ltd.                                       135,800   2,095,757
    Kyowa Leather Cloth Co., Ltd.                            61,300     528,790
    Lintec Corp.                                            286,700   6,960,089
#   MEC Co., Ltd.                                           109,500   1,355,444
    Mitani Sekisan Co., Ltd.                                 38,700     910,713
*   Mitsubishi Paper Mills, Ltd.                            182,300   1,285,318
    Mitsubishi Steel Manufacturing Co., Ltd.                910,000   2,341,029
    Mitsui Mining & Smelting Co., Ltd.                    3,627,000  15,844,257
#   MORESCO Corp.                                            41,300     779,857
    Mory Industries, Inc.                                    32,700     699,166
    Nakayama Steel Works, Ltd.                              118,300     716,946
    Neturen Co., Ltd.                                       213,700   1,967,142
#*  New Japan Chemical Co., Ltd.                            182,300     343,963
    Nicca Chemical Co., Ltd.                                 22,100     235,818
    Nichia Steel Works, Ltd.                                164,900     432,138
    Nihon Kagaku Sangyo Co., Ltd.                            81,500   1,432,989
#   Nihon Nohyaku Co., Ltd.                                 306,300   1,779,774
    Nihon Parkerizing Co., Ltd.                             581,400   8,318,870
    Nihon Yamamura Glass Co., Ltd.                          524,000     897,779
    Nippon Carbide Industries Co., Inc.                     451,000     760,455

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
    Nippon Chemical Industrial Co., Ltd.                    477,000 $ 1,022,737
    Nippon Concrete Industries Co., Ltd.                    274,000   1,062,961
    Nippon Denko Co., Ltd.                                  717,214   3,366,820
    Nippon Fine Chemical Co., Ltd.                           81,000     738,304
    Nippon Kayaku Co., Ltd.                                 280,000   3,918,804
#   Nippon Kinzoku Co., Ltd.                                 29,300     587,620
#   Nippon Koshuha Steel Co., Ltd.                          460,000     462,612
    Nippon Light Metal Holdings Co., Ltd.                 3,065,900   8,248,829
    Nippon Paper Industries Co., Ltd.                       304,000   6,060,802
    Nippon Pillar Packing Co., Ltd.                         133,400   2,231,558
    Nippon Soda Co., Ltd.                                   827,000   4,640,385
#   Nippon Valqua Industries, Ltd.                          102,599   2,711,045
#   Nippon Yakin Kogyo Co., Ltd.                            831,300   1,671,853
#   Nisshin Steel Co., Ltd.                                 270,692   3,316,623
#   Nitta Gelatin, Inc.                                      79,300     545,283
    Nittetsu Mining Co., Ltd.                                34,700   1,947,599
    Nitto FC Co., Ltd.                                      100,000     827,067
    NOF Corp.                                               870,000  11,820,498
    Nozawa Corp.                                             29,300     377,316
#   Okamoto Industries, Inc.                                405,000   4,433,564
    Okura Industrial Co., Ltd.                              284,000   1,835,991
    Osaka Organic Chemical Industry, Ltd.                    97,900   1,162,742
    Osaka Soda Co., Ltd.                                    424,000   2,134,096
    Osaka Steel Co., Ltd.                                    83,300   1,716,673
#*  Pacific Metals Co., Ltd.                                993,000   2,663,855
    Pack Corp. (The)                                         81,200   2,626,778
#   Rasa Industries, Ltd.                                   480,000     677,693
    Rengo Co., Ltd.                                       1,261,000   7,158,341
#   Riken Technos Corp.                                     215,900   1,205,559
    Sakai Chemical Industry Co., Ltd.                       570,000   2,309,923
    Sakata INX Corp.                                        252,400   4,564,108
    Sanyo Chemical Industries, Ltd.                          69,800   3,314,756
    Sanyo Special Steel Co., Ltd.                           650,300   3,945,690
#   Seiko PMC Corp.                                          65,600     745,763
    Sekisui Plastics Co., Ltd.                              153,300   1,310,413
    Shikoku Chemicals Corp.                                 243,000   3,110,416
    Shin-Etsu Polymer Co., Ltd.                             279,900   2,712,077
    Shinagawa Refractories Co., Ltd.                        390,000   1,064,020
    Shinko Wire Co., Ltd.                                   184,000     412,097
    Showa Denko K.K.                                          8,899     231,636
    SK Kaken Co., Ltd.                                        1,000      93,293
    Soken Chemical & Engineering Co., Ltd.                   13,500     189,543
#   Stella Chemifa Corp.                                     65,100   1,829,946
    Sumitomo Bakelite Co., Ltd.                           1,163,000   8,448,788
    Sumitomo Osaka Cement Co., Ltd.                       2,493,000  11,669,269
    Sumitomo Seika Chemicals Co., Ltd.                       58,900   2,961,335
    T Hasegawa Co., Ltd.                                    134,800   2,839,644
#   T&K Toka Co., Ltd.                                       93,600   1,026,756
    Taisei Lamick Co., Ltd.                                  34,500     910,614
    Taiyo Holdings Co., Ltd.                                104,900   4,984,499
    Takasago International Corp.                             87,900   3,452,631
    Tayca Corp.                                             212,000   1,875,066
    Tenma Corp.                                             100,400   2,026,097

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Toagosei Co., Ltd.                                     658,000 $  7,936,826
#   Toda Kogyo Corp.                                       253,000      959,912
#   Toho Acetylene Co., Ltd.                                12,700      203,141
#   Toho Titanium Co., Ltd.                                207,900    1,610,066
    Toho Zinc Co., Ltd.                                    836,000    3,599,732
    Tokai Carbon Co., Ltd.                               1,289,000    8,318,449
    Tokushu Tokai Paper Co., Ltd.                           58,958    2,217,892
*   Tokuyama Corp.                                       2,159,000    9,808,467
    Tokyo Ohka Kogyo Co., Ltd.                             227,700    7,412,037
    Tokyo Rope Manufacturing Co., Ltd.                      91,800    1,405,763
    Tokyo Steel Manufacturing Co., Ltd.                    845,800    7,250,349
    Tokyo Tekko Co., Ltd.                                  251,000    1,033,101
    Tomoegawa Co., Ltd.                                    125,000      305,067
    Tomoku Co., Ltd.                                       360,000    1,272,986
    Topy Industries, Ltd.                                  114,200    3,507,384
    Toyo Ink SC Holdings Co., Ltd.                       1,157,000    5,994,967
    Toyo Kohan Co., Ltd.                                   311,900    1,371,025
    Toyobo Co., Ltd.                                     5,688,000   10,830,552
    TYK Corp.                                              138,000      268,850
    UACJ Corp.                                           1,714,415    5,060,197
    Ube Industries, Ltd.                                 1,274,000    3,451,102
#   W-Scope Corp.                                          148,900    3,161,175
    Wood One Co., Ltd.                                     176,000      459,905
    Yamato Kogyo Co., Ltd.                                 224,100    6,281,601
    Yodogawa Steel Works, Ltd.                             144,700    3,978,800
    Yotai Refractories Co., Ltd.                            33,000      112,840
    Yuki Gosei Kogyo Co., Ltd.                              36,200       93,661
    Yushiro Chemical Industry Co., Ltd.                     63,800      868,633
                                                                   ------------
Total Materials                                                     432,171,532
                                                                   ------------
Real Estate -- (2.0%)
#   AD Works Co., Ltd.                                     749,100      319,298
    Airport Facilities Co., Ltd.                           132,770      722,187
    Anabuki Kosan, Inc.                                      2,200       58,565
#   Aoyama Zaisan Networks Co., Ltd.                        53,900      466,363
#   Apamanshop Holdings Co., Ltd.                           64,900      467,238
#   Ardepro Co., Ltd.                                      872,800    1,122,678
    Arealink Co., Ltd.                                      30,600      403,638
#*  Ascot Corp.                                             67,700      214,139
#   CRE, Inc.                                               21,700      302,423
    Daibiru Corp.                                          303,600    3,421,195
    Daikyo, Inc.                                         1,904,000    3,988,122
#   Dear Life Co., Ltd.                                    101,000      443,431
    Goldcrest Co., Ltd.                                    107,590    2,396,634
    Grandy House Corp.                                      61,800      243,703
    Heiwa Real Estate Co., Ltd.                            236,600    3,710,694
#   Ichigo, Inc.                                         1,408,400    4,301,659
#   Investors Cloud Co., Ltd.                               31,800    1,629,667
#*  Japan Asset Marketing Co., Ltd.                      1,649,800    1,943,721
#   Japan Property Management Center Co., Ltd.              84,500    1,128,629
    Kabuki-Za Co., Ltd.                                     34,000    1,727,012
    Keihanshin Building Co., Ltd.                          202,300    1,280,352
#   Kenedix, Inc.                                        1,399,200    7,163,529

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Real Estate -- (Continued)
    Land Business Co., Ltd.                                  34,000 $    91,537
*   LAND Co., Ltd.                                          609,500      94,044
    Leopalace21 Corp.                                     1,960,700  13,981,934
#   Mugen Estate Co., Ltd.                                   73,300     657,926
#   Nippon Commercial Development Co., Ltd.                  55,100     859,486
    Nisshin Fudosan Co.                                     186,100   1,037,290
    Open House Co., Ltd.                                    189,400   6,268,619
    Properst Co., Ltd.                                       26,600      48,953
#   Prospect Co., Ltd.                                    1,202,000     773,303
#   Raysum Co., Ltd.                                        107,100     957,115
    SAMTY Co., Ltd.                                         105,300   1,545,179
    Sankyo Frontier Co., Ltd.                                33,000     432,516
#   Shinoken Group Co., Ltd.                                 81,500   1,939,404
    Star Mica Co., Ltd.                                      37,900   1,082,349
#*  Striders Corp.                                          153,000      88,764
    Sun Frontier Fudousan Co., Ltd.                         163,300   1,742,764
    Takara Leben Co., Ltd.                                  552,800   2,535,922
    TOC Co., Ltd.                                           374,350   3,517,757
    Tokyo Rakutenchi Co., Ltd.                               20,700   1,101,950
#   Tokyo Theatres Co., Inc.                                468,000     615,163
    Tosei Corp.                                             217,300   1,698,375
#   Unizo Holdings Co., Ltd.                                102,000   2,366,643
#   Urbanet Corp. Co., Ltd.                                  91,400     365,479
                                                                    -----------
Total Real Estate                                                    81,257,349
                                                                    -----------
Telecommunication Services -- (0.1%)
#*  Broadmedia Corp.                                        456,300     529,739
#   Freebit Co., Ltd.                                        79,500     643,642
#   Okinawa Cellular Telephone Co.                           43,600   1,532,796
#*  U-Next Co., Ltd.                                         35,400     335,851
#*  Vision, Inc.                                             36,900     885,620
#   WirelessGate, Inc.                                       52,500     687,890
                                                                    -----------
Total Telecommunication Services                                      4,615,538
                                                                    -----------
Utilities -- (0.9%)
#*  Eneres Co., Ltd.                                        151,000     692,597
#   eRex Co., Ltd.                                          267,200   2,352,794
    Hiroshima Gas Co., Ltd.                                 183,300     588,327
    Hokkaido Electric Power Co., Inc.                     1,189,200   8,955,896
    Hokkaido Gas Co., Ltd.                                  343,000     855,645
#   Hokuriku Electric Power Co.                           1,045,900   9,683,364
    Hokuriku Gas Co., Ltd.                                    9,900     256,338
    K&O Energy Group, Inc.                                   85,200   1,302,441
    Okinawa Electric Power Co., Inc. (The)                  236,317   5,573,587
    Saibu Gas Co., Ltd.                                   1,963,000   4,929,616
    Shizuoka Gas Co., Ltd.                                  342,800   2,592,838
    Toell Co., Ltd.                                          28,400     232,431

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
Utilities -- (Continued)
      West Holdings Corp.                                 96,800 $      747,204
                                                                 --------------
Total Utilities                                                      38,763,078
                                                                 --------------
TOTAL COMMON STOCKS                                               3,741,496,523
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
*     AD Works Co., Ltd. Rights 09/12/2017               749,100         54,359
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,741,550,882
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund                  27,952,824    323,470,077
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,224,880,477)^^            $4,065,020,959
                                                                 ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary           --    $  720,893,223   --    $  720,893,223
   Consumer Staples                 --       311,452,285   --       311,452,285
   Energy                           --        40,095,738   --        40,095,738
   Financials                       --       312,156,170   --       312,156,170
   Health Care                      --       188,619,623   --       188,619,623
   Industrials                      --     1,059,929,462   --     1,059,929,462
   Information Technology           --       551,542,525   --       551,542,525
   Materials                        --       432,171,532   --       432,171,532
   Real Estate                      --        81,257,349   --        81,257,349
   Telecommunication Services       --         4,615,538   --         4,615,538
   Utilities                        --        38,763,078   --        38,763,078
RIGHTS/WARRANTS                     --            54,359   --            54,359
Securities Lending Collateral       --       323,470,077   --       323,470,077
                                    --    --------------   --    --------------
TOTAL                               --    $4,065,020,959   --    $4,065,020,959
                                    ==    ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (85.9%)

AUSTRALIA -- (44.3%)
*   3P Learning, Ltd.                                        56,239 $    49,490
*   Acrux, Ltd.                                             660,428     158,529
#   Adacel Technologies, Ltd.                                31,244      67,089
#   Adelaide Brighton, Ltd.                               3,668,074  16,506,271
#   Ainsworth Game Technology, Ltd.                         925,816   1,790,296
*   Alkane Resources, Ltd.                                1,510,492     411,616
    ALS, Ltd.                                             1,392,055   8,265,047
    Altium, Ltd.                                            606,491   4,241,204
*   Altona Mining, Ltd.                                   1,108,169     115,503
    Alumina, Ltd.                                         1,473,565   2,238,159
#   AMA Group, Ltd.                                         941,944     768,394
#   Amaysim Australia, Ltd.                                 690,120     883,117
    Ansell, Ltd.                                            741,819  13,033,895
*   Antares Energy, Ltd.                                    199,346       2,193
#   AP Eagers, Ltd.                                         269,221   1,956,830
#   APN Outdoor Group, Ltd.                               1,044,139   3,849,625
    APN Property Group, Ltd.                                 26,661       8,759
    Appen, Ltd.                                             240,893     802,828
#   ARB Corp., Ltd.                                         488,283   5,985,764
#   Ardent Leisure Group                                  1,724,764   2,882,896
#*  Arrium, Ltd.                                         17,951,296     269,269
    Asaleo Care, Ltd.                                     2,055,973   2,188,842
#*  Atlas Iron, Ltd.                                      7,155,231     120,145
    AUB Group, Ltd.                                         268,561   2,768,307
    Ausdrill, Ltd.                                        1,784,615   2,777,655
    Austal, Ltd.                                          1,326,087   1,912,463
*   Australian Agricultural Co., Ltd.                     2,990,515   3,958,451
    Australian Finance Group, Ltd.                          151,935     174,291
    Australian Pharmaceutical Industries, Ltd.            2,860,486   4,016,347
    Australian Vintage, Ltd.                              4,105,188   1,378,144
    Auswide Bank, Ltd.                                       94,385     388,994
#   Automotive Holdings Group, Ltd.                       1,891,664   5,795,884
*   Avanco Resources, Ltd.                                2,444,368     214,993
    Aveo Group                                            2,201,021   4,278,882
#   AVJennings, Ltd.                                      7,051,385   4,175,966
#*  AWE, Ltd.                                             3,834,269   1,475,019
#   Baby Bunting Group, Ltd.                                155,158     247,572
#   Bapcor, Ltd.                                          1,391,579   6,286,823
    Beach Energy, Ltd.                                   13,769,668   7,508,159
#*  Beadell Resources, Ltd.                               7,171,491   1,069,074
#   Bega Cheese, Ltd.                                       819,856   4,506,180
#   Bellamy's Australia, Ltd.                               383,380   2,163,528
#*  Billabong International, Ltd.                           756,968     484,480
#   Blackmores, Ltd.                                         81,784   5,793,585
#   Blue Sky Alternative Investments, Ltd.                   84,602     634,119
    BlueScope Steel, Ltd.                                   295,325   3,111,119
*   Boart Longyear, Ltd.                                  1,682,421      71,301
    Boral, Ltd.                                             144,596     801,304
    Breville Group, Ltd.                                    825,559   6,637,760
    Brickworks, Ltd.                                        228,958   2,417,562
    BT Investment Management, Ltd.                        1,019,427   8,772,841

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
#*  Buru Energy, Ltd.                                       316,943 $    53,221
#   Cabcharge Australia, Ltd.                               863,423   1,506,267
#   Capilano Honey, Ltd.                                     14,328     189,011
*   Capitol Health, Ltd.                                    758,723     161,010
    Capral, Ltd.                                             58,499       6,542
#*  Cardno, Ltd.                                          1,627,697   1,636,537
*   Carnarvon Petroleum, Ltd.                             5,095,141     305,684
*   Carnegie Clean Energy, Ltd.                           1,015,131      42,223
    carsales.com, Ltd.                                    1,702,940  16,827,893
#   Cash Converters International, Ltd.                   2,406,480     635,241
*   Catapult Group International, Ltd.                       26,827      43,362
    Cedar Woods Properties, Ltd.                            336,933   1,323,412
    Class, Ltd.                                              80,826     192,516
    Cleanaway Waste Management, Ltd.                     10,470,362  10,926,945
*   Clinuvel Pharmaceuticals, Ltd.                           35,148     180,578
    Codan, Ltd.                                             471,854     846,302
#   Collection House, Ltd.                                2,175,227   2,115,730
    Collins Foods, Ltd.                                     584,120   2,798,121
#*  Cooper Energy, Ltd.                                   1,224,088     337,866
#   Corporate Travel Management, Ltd.                       276,172   4,935,998
    Costa Group Holdings, Ltd.                            1,011,389   3,867,756
#   Credit Corp. Group, Ltd.                                274,707   3,722,469
#   CSG, Ltd.                                             1,026,658     565,724
    CSR, Ltd.                                             3,680,857  11,549,516
*   CuDeco, Ltd.                                            387,893     108,411
    Data#3, Ltd.                                            626,352     890,503
    Decmil Group, Ltd.                                      867,988     569,109
*   Devine, Ltd.                                            146,352      42,727
    Dicker Data, Ltd.                                       111,457     237,455
    Donaco International, Ltd.                               28,566      12,139
    Downer EDI, Ltd.                                      4,075,221  20,743,181
    DuluxGroup, Ltd.                                      3,101,823  16,355,377
    DWS, Ltd.                                               429,066     533,119
#   Eclipx Group, Ltd.                                      774,816   2,298,550
#*  Elders, Ltd.                                            648,546   2,697,630
*   Electro Optic Systems Holdings, Ltd.                    102,402     241,729
*   Emeco Holdings, Ltd.                                  1,193,646     133,695
#*  Energy Resources of Australia, Ltd.                   1,487,868     649,102
#*  Energy World Corp., Ltd.                              4,185,404   1,372,769
    Enero Group, Ltd.                                        12,387       9,705
    EQT Holdings, Ltd.                                       24,696     345,735
    ERM Power, Ltd.                                         921,007     909,712
#   Estia Health, Ltd.                                      965,341   2,242,321
    Euroz, Ltd.                                             101,762      82,240
    Event Hospitality and Entertainment, Ltd.               508,018   5,343,580
#   Evolution Mining, Ltd.                                5,025,776   8,980,169
    Fairfax Media, Ltd.                                  15,303,894  12,120,084
#*  FAR, Ltd.                                             5,225,378     313,619
    Finbar Group, Ltd.                                      190,901     128,326
#*  Fleetwood Corp., Ltd.                                   394,575     835,506
#   FlexiGroup, Ltd.                                      1,529,932   2,363,003
#   Flight Centre Travel Group, Ltd.                        183,277   6,374,851
#   G8 Education, Ltd.                                    2,307,238   6,991,767

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#*  Galaxy Resources, Ltd.                                  594,642 $   875,858
#   Gateway Lifestyle                                     1,211,343   1,875,428
#   GBST Holdings, Ltd.                                      97,044     256,322
#   Genworth Mortgage Insurance Australia, Ltd.           1,465,246   3,528,254
    Global Construction Services, Ltd.                        4,832       2,221
#*  Gold Road Resources, Ltd.                               265,102     137,272
    GR Engineering Services, Ltd.                            55,230      66,153
    GrainCorp, Ltd. Class A                               1,255,046   8,762,804
    Grange Resources, Ltd.                                1,724,297     200,132
#   Greencross, Ltd.                                        471,357   2,175,882
*   Greenland Minerals & Energy, Ltd.                       114,047      10,490
#   GUD Holdings, Ltd.                                      905,778   8,657,912
    GWA Group, Ltd.                                       2,030,007   5,265,971
#   Hansen Technologies, Ltd.                               569,405   1,736,272
    Healthscope, Ltd.                                     1,709,788   2,845,971
    HFA Holdings, Ltd.                                      452,376     925,259
#*  Highfield Resources, Ltd.                               121,654      84,511
*   Hills, Ltd.                                           1,277,876     199,846
*   Horizon Oil, Ltd.                                     4,073,887     166,309
#   HT&E, Ltd.                                            2,156,742   4,485,587
    IDP Education, Ltd.                                      56,620     236,862
    Iluka Resources, Ltd.                                 2,032,058  14,669,958
*   Imdex, Ltd.                                           1,781,715   1,040,346
#   IMF Bentham, Ltd.                                       943,525   1,456,560
#   Independence Group NL                                 2,082,153   5,030,024
*   Infigen Energy                                        4,839,737   2,982,900
    Infomedia, Ltd.                                       2,241,004   1,327,167
    Integral Diagnostics, Ltd.                               13,802      19,217
    Integrated Research, Ltd.                               414,941   1,111,751
    InvoCare, Ltd.                                          920,100  10,231,399
#   IOOF Holdings, Ltd.                                   2,068,330  16,615,287
    IPH, Ltd.                                               106,862     386,502
#   IRESS, Ltd.                                           1,175,824  12,139,781
    iSelect, Ltd.                                           459,109     767,301
#   iSentia Group, Ltd.                                     769,059   1,365,353
    IVE Group, Ltd.                                          57,248     103,014
#   Japara Healthcare, Ltd.                               1,255,007   2,048,694
#   JB Hi-Fi, Ltd.                                          962,791  20,029,067
*   Jupiter Mines, Ltd.                                     381,117     152,447
    K&S Corp., Ltd.                                         268,400     377,220
#*  Karoon Gas Australia, Ltd.                              869,250     939,877
#*  Kingsgate Consolidated, Ltd.                          1,717,937     316,698
*   Kingsrose Mining, Ltd.                                  937,248      28,117
    Link Administration Holdings, Ltd.                    1,046,818   6,453,460
#*  Lynas Corp., Ltd.                                     1,159,291     125,278
    MACA, Ltd.                                              752,414   1,011,129
*   Macmahon Holdings, Ltd.                               6,881,875     937,834
    Macquarie Atlas Roads Group                             606,435   2,697,496
    Magellan Financial Group, Ltd.                          390,232   8,243,585
#   Mantra Group, Ltd.                                    1,875,749   4,518,343
    MaxiTRANS Industries, Ltd.                              915,613     515,399
#*  Mayne Pharma Group, Ltd.                              6,571,574   5,048,909
    McMillan Shakespeare, Ltd.                              450,123   5,167,009

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   McPherson's, Ltd.                                       577,573 $   657,955
#*  Medusa Mining, Ltd.                                   1,263,898     299,353
    Melbourne IT, Ltd.                                      534,786   1,221,981
#*  Mesoblast, Ltd.                                         482,245     672,810
#*  Metals X, Ltd.                                        2,015,432   1,314,945
#   Metcash, Ltd.                                         5,204,963  10,912,938
    Michael Hill International, Ltd.(BD8D250)                63,183      62,926
    Michael Hill International, Ltd.(BD8D249)             1,490,263   1,455,605
*   Millennium Minerals, Ltd.                               868,823     125,920
*   Mincor Resources NL                                     751,851     111,207
    Mineral Resources, Ltd.                               1,168,088  11,485,145
*   Mitula Group, Ltd.                                       17,883       9,150
#*  MMA Offshore, Ltd.                                    2,282,868     319,717
    MNF Group, Ltd.                                          55,201     205,134
#   Monadelphous Group, Ltd.                                813,595   9,925,490
#   Monash IVF Group, Ltd.                                  477,691     607,519
    Money3 Corp., Ltd.                                      274,465     314,982
*   Morning Star Gold NL                                    332,749          27
#   Mortgage Choice, Ltd.                                   752,466   1,397,553
#*  Mount Gibson Iron, Ltd.                               4,879,718   1,737,652
#   Myer Holdings, Ltd.                                   5,669,367   3,443,265
    MYOB Group, Ltd.                                      1,363,013   3,624,777
#   MyState, Ltd.                                           339,994   1,351,375
#   Navitas, Ltd.                                         1,606,445   6,381,253
#   Neometals, Ltd.                                         464,508     105,838
#*  NetComm Wireless, Ltd.                                   36,441      48,772
    New Hope Corp., Ltd.                                    251,555     322,173
#*  NEXTDC, Ltd.                                            403,993   1,325,895
    nib holdings, Ltd.                                    2,772,247  12,735,530
    Nick Scali, Ltd.                                        207,427   1,013,295
#   Nine Entertainment Co. Holdings, Ltd.                 1,589,262   1,830,218
    Northern Star Resources, Ltd.                         4,806,957  17,029,591
*   NRW Holdings, Ltd.                                    2,195,477   1,148,679
    Nufarm, Ltd.                                          1,407,770   9,529,873
#   OFX Group, Ltd.                                         999,833   1,312,699
    oOh!media, Ltd.                                          49,189     158,308
#*  Orocobre, Ltd.                                          892,424   2,282,304
    Orora, Ltd.                                           5,642,635  12,459,259
    OZ Minerals, Ltd.                                     2,198,276  14,691,214
#   Pacific Current Group, Ltd.                              96,140     538,402
    Pacific Smiles Group, Ltd.                              247,728     356,155
    Pact Group Holdings, Ltd.                               759,434   3,482,610
#*  Paladin Energy, Ltd.                                  9,564,569     359,628
*   Panoramic Resources, Ltd.                             1,865,498     380,727
    Peet, Ltd.                                            1,689,093   1,608,772
#*  Peninsula Energy, Ltd.                                  209,095      57,620
    Pepper Group, Ltd.                                        6,014      16,784
#   Perpetual, Ltd.                                         356,426  14,395,494
#*  Perseus Mining, Ltd.                                  4,623,427   1,173,507
    Pioneer Credit, Ltd.                                     62,071     129,084
#   Platinum Asset Management, Ltd.                         974,035   4,261,593
    PMP, Ltd.                                             2,346,052   1,388,076
#   Premier Investments, Ltd.                               594,567   6,489,594

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
*   Prima Biomed, Ltd.                                    1,409,121 $    25,939
    Primary Health Care, Ltd.                             3,326,526   9,013,563
#   Prime Media Group, Ltd.                               2,031,951     658,788
    Pro Medicus, Ltd.                                        71,832     298,413
    Programmed Maintenance Services, Ltd.                 1,899,060   4,529,170
    PWR Holdings, Ltd.                                        8,871      15,369
#   Qube Holdings, Ltd.                                   3,798,778   8,075,643
#   Quintis, Ltd.                                         2,130,129     511,231
#*  Ramelius Resources, Ltd.                              3,413,921   1,097,993
#   RCG Corp., Ltd.                                         599,598     438,793
*   RCR Tomlinson, Ltd.                                   1,055,209   3,166,092
    Reckon, Ltd.                                            401,501     482,420
    Reece, Ltd.                                             228,772   7,736,806
#   Regis Healthcare, Ltd.                                  806,103   2,379,956
    Regis Resources, Ltd.                                 2,702,494   8,328,922
#   Reject Shop, Ltd. (The)                                 269,244   1,052,627
#   Resolute Mining, Ltd.                                 7,575,156   6,542,329
#   Retail Food Group, Ltd.                               1,296,354   5,025,567
    Ridley Corp., Ltd.                                    1,461,510   1,671,248
*   RPMGlobal Holdings, Ltd.                                 30,702      14,979
    Ruralco Holdings, Ltd.                                  156,619     388,414
    RXP Services, Ltd.                                      201,559     143,554
*   Salmat, Ltd.                                            645,788     200,663
    Sandfire Resources NL                                   875,632   4,060,369
*   Saracen Mineral Holdings, Ltd.                        6,350,203   6,878,332
#   SeaLink Travel Group, Ltd.                              119,114     403,242
#   Select Harvests, Ltd.                                   547,489   2,146,968
*   Senetas Corp., Ltd.                                     131,335       9,464
#*  Senex Energy, Ltd.                                    6,674,885   1,523,978
#   Servcorp, Ltd.                                          325,416   1,557,880
    Service Stream, Ltd.                                  1,930,150   2,086,112
#   Seven Group Holdings, Ltd.                              559,015   5,349,961
    Seven West Media, Ltd.                                7,785,820   5,044,358
    SG Fleet Group, Ltd.                                    260,164     764,370
    Shine Corporate, Ltd.                                    15,573       8,246
    Shriro Holdings, Ltd.                                    66,087      62,701
    Sigma Healthcare, Ltd.                                7,817,607   6,006,580
#*  Silex Systems, Ltd.                                     511,695     149,476
#   Silver Chef, Ltd.                                       130,022     876,636
#*  Silver Lake Resources, Ltd.                           4,060,760   1,456,221
    Sims Metal Management, Ltd.                           1,382,214  17,169,215
*   Sino Gas & Energy Holdings, Ltd.                        240,068      16,316
#   Sirtex Medical, Ltd.                                    477,168   6,140,823
    SmartGroup Corp., Ltd.                                  200,113   1,198,691
    SMS Management & Technology, Ltd.                       575,318     827,806
    Southern Cross Media Group, Ltd.                      3,965,374   4,205,317
    Spark Infrastructure Group                            9,806,197  19,632,006
*   Specialty Fashion Group, Ltd.                           786,397     279,397
#   SpeedCast International, Ltd.                           878,185   2,423,121
*   St Barbara, Ltd.                                      3,864,261   8,436,133
    Steadfast Group, Ltd.                                 3,409,007   7,062,042
*   Strike Energy, Ltd.                                   1,576,787      92,094
#*  Sundance Energy Australia, Ltd.                       5,832,497     308,324

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
    Sunland Group, Ltd.                                    740,896 $  1,060,548
#   Super Retail Group, Ltd.                             1,288,021    8,634,139
#*  Syrah Resources, Ltd.                                1,007,148    2,321,359
    Tabcorp Holdings, Ltd.                               3,586,818   11,985,083
    Tassal Group, Ltd.                                   1,275,372    3,868,749
    Technology One, Ltd.                                 1,772,760    7,608,815
#*  Ten Network Holdings, Ltd.                           1,309,458      167,611
#   Thorn Group, Ltd.                                      695,608      734,877
*   Tiger Resources, Ltd.                                9,447,997      278,149
#   Tox Free Solutions, Ltd.                             1,230,870    2,353,691
    Treasury Wine Estates, Ltd.                            129,518    1,260,957
    Tribune Resources, Ltd.                                  3,093       15,834
*   Troy Resources, Ltd.                                 2,230,415      197,120
    Villa World, Ltd.                                      524,513      944,593
#   Village Roadshow, Ltd.                                 836,651    2,690,384
#*  Virgin Australia Holdings, Ltd.                     11,885,050    1,664,677
    Virtus Health, Ltd.                                    425,171    1,906,097
#   Vita Group, Ltd.                                       233,830      245,467
#   Vocus Group, Ltd.                                    4,330,071   12,079,291
*   Watpac, Ltd.                                           760,701      359,187
    Webjet, Ltd.                                           650,026    5,987,284
    Webster, Ltd.                                           23,507       25,383
#*  Western Areas, Ltd.                                  2,274,784    4,314,128
#*  Westgold Resources, Ltd.                             1,434,949    1,815,101
#*  Whitehaven Coal, Ltd.                                4,143,411    9,846,309
*   WorleyParsons, Ltd.                                    987,938    9,323,930
#   WPP AUNZ, Ltd.                                       2,447,007    2,253,944
    Xenith IP Group, Ltd.                                    9,607       16,434
*   Yowie Group, Ltd.                                       40,157        7,075
                                                                   ------------
TOTAL AUSTRALIA                                                     909,676,287
                                                                   ------------
CHINA -- (0.1%)
    BEP International Holdings, Ltd.                    19,360,000      509,656
*   HongDa Financial Holding, Ltd.                       3,480,000       98,398
    K Wah International Holdings, Ltd.                      31,826       19,126
*   KuangChi Science, Ltd.                               1,557,000      545,864
    Lisi Group Holdings, Ltd.                            9,668,000      766,723
*   Petro-King Oilfield Services, Ltd.                     617,713       24,897
    Rivera Holdings, Ltd.                                5,710,000      423,846
                                                                   ------------
TOTAL CHINA                                                           2,388,510
                                                                   ------------
HONG KONG -- (24.3%)
#*  13 Holdings, Ltd. (The)                                142,500       18,622
#   Aeon Credit Service Asia Co., Ltd.                     650,000      495,648
    Aeon Stores Hong Kong Co., Ltd.                        248,000      221,129
    Agritrade Resources, Ltd.                            3,065,000      753,507
    Alco Holdings, Ltd.                                  1,614,000      417,023
    Allan International Holdings                            32,000        9,501
    Allied Group, Ltd.                                     663,200    4,056,042
    Allied Properties HK, Ltd.                          12,007,857    2,625,975
    Alltronics Holdings, Ltd.                            1,929,600      728,864
*   Anxian Yuan China Holdings, Ltd.                     3,100,000       21,796

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   APAC Resources, Ltd.                                   3,174,735 $  405,877
#*  Applied Development Holdings, Ltd.                     6,900,000    467,964
    APT Satellite Holdings, Ltd.                           3,008,500  1,484,070
    Arts Optical International Hldgs, Ltd.                   730,000    253,832
    Asia Financial Holdings, Ltd.                          2,404,908  1,317,032
*   Asia Investment Finance Group, Ltd.                    5,674,000     49,373
    Asia Satellite Telecommunications Holdings, Ltd.         934,500    956,062
    Asia Standard Hotel Group, Ltd.                       34,311,654  2,321,976
    Asia Standard International Group, Ltd.               13,316,917  3,865,549
    Asian Growth Properties, Ltd.                          1,486,095    538,711
    Associated International Hotels, Ltd.                    952,000  2,924,894
#*  Auto Italia Holdings                                   1,900,000     19,000
    BeijingWest Industries International, Ltd.             1,277,600    233,742
*   Bisu Technology Group International, Ltd.                 16,000     15,833
#   Bonjour Holdings, Ltd.                                13,988,600    671,277
    Bossini International Holdings, Ltd.                   3,699,500    217,937
#   Bright Smart Securities & Commodities Group, Ltd.      5,254,000  1,550,859
*   Brightoil Petroleum Holdings, Ltd.                    10,160,000  2,640,044
#*  Brockman Mining, Ltd.                                 22,810,814    335,956
*   Burwill Holdings, Ltd.                                31,596,960    844,487
    Cafe de Coral Holdings, Ltd.                           2,438,000  7,847,229
*   Cash Financial Services Group, Ltd.                    2,934,000     95,723
*   CCT Land Holdings, Ltd.                               18,640,000     23,919
    Century City International Holdings, Ltd.              6,575,460    621,925
    CGN Mining Co., Ltd.                                   2,640,000    212,646
*   Champion Technology Holdings, Ltd.                    17,285,089    258,444
    Chen Hsong Holdings                                    1,212,000    372,721
    Cheuk Nang Holdings, Ltd.                                659,127    438,739
    Chevalier International Holdings, Ltd.                   820,989  1,371,218
#*  China Baofeng International, Ltd.                         22,000     10,266
*   China Best Group Holding, Ltd.                         5,300,000     73,233
*   China Chuanglian Education Financial Group, Ltd.       4,664,000     70,849
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                 4,288,000    640,922
*   China Energy Development Holdings, Ltd.               52,140,000    613,967
*   China Ever Grand Financial Leasing Group Co., Ltd.       810,000      6,429
    China Flavors & Fragrances Co., Ltd.                   1,561,028    469,434
*   China Fortune Financial Group, Ltd.                    6,570,000    167,963
*   China Healthcare Enterprise Group, Ltd.                7,756,000    131,183
#*  China LNG Group, Ltd.                                 77,280,000  1,236,591
*   China Ludao Technology Co., Ltd.                         580,000    126,175
*   China Medical & Healthcare Group, Ltd.                42,916,800  2,002,443
    China Metal International Holdings, Inc.               2,670,000  1,008,069
    China Motor Bus Co., Ltd.                                 60,600    794,835
*   China National Culture Group, Ltd.                     7,410,000     16,114
#*  China Soft Power Technology Holdings, Ltd.             5,790,402     88,067
*   China Solar Energy Holdings, Ltd.                      1,669,500      7,214
*   China Star Entertainment, Ltd.                         1,850,000    123,150
#*  China Strategic Holdings, Ltd.                        64,036,250    860,318
    China Ting Group Holdings, Ltd.                        2,565,151    129,559
*   China Wah Yan Healthcare, Ltd.                        11,685,000     34,362
#   Chinese Estates Holdings, Ltd.                           665,500  1,118,979
*   Chinlink International Holdings, Ltd.                  1,554,800    226,769
    Chinney Investments, Ltd.                              1,180,000    596,192

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Chong Hing Bank, Ltd.                                   107,000 $   218,216
    Chow Sang Sang Holdings International, Ltd.           2,391,000   5,583,292
    CHTC Fong's Industries Co., Ltd.                         42,000      10,840
    Chuang's China Investments, Ltd.                      8,401,407     741,645
    Chuang's Consortium International, Ltd.               7,163,043   1,667,648
    CITIC Telecom International Holdings, Ltd.           12,426,125   3,783,062
    CK Life Sciences Intl Holdings, Inc.                 22,972,000   1,879,429
#   CMBC Capital Holdings, Ltd.                          12,270,000     589,088
*   CMMB Vision Holdings, Ltd.                            8,056,000     401,919
    CNQC International Holdings, Ltd.                     2,880,000     914,368
    CNT Group, Ltd.                                       8,303,264     520,198
#*  Common Splendor International Health Industry
      Group, Ltd.                                         9,024,000     681,418
*   Continental Holdings, Ltd.                              450,000       5,997
#   Convenience Retail Asia, Ltd.                           142,000      70,664
#*  Convoy Global Holdings, Ltd.                         45,930,000   1,040,105
*   Cosmopolitan International Holdings, Ltd.               440,000      28,127
#   Cowell e Holdings, Inc.                               1,993,000     815,109
*   CP Lotus Corp.                                       11,880,000     231,432
*   Crocodile Garments                                    2,085,000     266,852
#   Cross-Harbour Holdings, Ltd. (The)                      889,956   1,351,225
    CSI Properties, Ltd.                                 39,356,383   2,090,285
#   CW Group Holdings, Ltd.                               2,711,500     454,556
    Dah Sing Banking Group, Ltd.                          3,948,316   8,455,749
#   Dah Sing Financial Holdings, Ltd.                     1,500,544  10,617,717
    Dickson Concepts International, Ltd.                  1,282,500     484,165
*   Ding He Mining Holdings, Ltd.                         8,124,000      39,474
    Dynamic Holdings, Ltd.                                   52,000      53,897
    Eagle Nice International Holdings, Ltd.               1,846,000     762,814
    EcoGreen International Group, Ltd.                    1,634,640     337,255
    Emperor Capital Group, Ltd.                          31,323,000   2,802,291
    Emperor Entertainment Hotel, Ltd.                     4,665,000   1,223,993
    Emperor International Holdings, Ltd.                  9,154,753   3,537,695
*   Emperor Watch & Jewellery, Ltd.                      26,450,000   1,151,483
*   Enerchina Holdings, Ltd.                             20,782,500     493,607
*   ENM Holdings, Ltd.                                   14,680,000     977,374
#*  Esprit Holdings, Ltd.                                14,828,050   7,306,207
*   eSun Holdings, Ltd.                                   4,444,000     557,367
*   Eternity Investment, Ltd.                               830,000      19,855
#   Fairwood Holdings, Ltd.                                 719,100   2,973,587
    Far East Consortium International, Ltd.               9,468,288   5,220,217
*   Far East Holdings International, Ltd.                   720,000      63,475
#   FIH Mobile, Ltd.                                     16,311,000   5,449,905
    First Pacific Co., Ltd.                               6,020,000   4,505,344
*   First Shanghai Investments, Ltd.                      5,576,000     754,952
    Fountain SET Holdings, Ltd.                           5,842,000     769,815
#   Four Seas Mercantile Holdings, Ltd.                     610,000     275,871
*   Freeman FinTech Corp., Ltd.                          15,420,000     986,329
    Fulum Group Holdings, Ltd.                               76,000      10,017
    Future Bright Holdings, Ltd.                          3,288,000     294,470
*   Future World Financial Holdings, Ltd.                   205,723       3,529
*   G-Resources Group, Ltd.                             172,599,600   2,253,443
#*  GCL New Energy Holdings, Ltd.                        28,696,000   1,321,347
#   Get Nice Financial Group, Ltd.                        1,258,600     206,074

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
#   Get Nice Holdings, Ltd.                              41,752,000 $ 1,468,403
    Giordano International, Ltd.                         11,466,000   6,380,504
*   Global Brands Group Holding, Ltd.                    33,378,000   3,158,556
    Glorious Sun Enterprises, Ltd.                        4,328,000     504,574
    Gold Peak Industries Holdings, Ltd.                   3,029,642     296,963
    Golden Resources Development International, Ltd.      3,330,500     217,199
#*  Good Resources Holdings, Ltd.                         9,720,000     515,469
    Goodbaby International Holdings, Ltd.                   304,000     148,977
*   Grande Holdings, Ltd. (The)                             882,000      32,163
    Great Eagle Holdings, Ltd.                              614,566   3,370,224
    Guangnan Holdings, Ltd.                               2,363,600     326,757
    Guoco Group, Ltd.                                         2,000      23,447
#   Guotai Junan International Holdings, Ltd.            24,430,797   7,521,262
#   Haitong International Securities Group, Ltd.         13,596,015   7,835,664
    Hanison Construction Holdings, Ltd.                   2,103,649     411,549
*   Hao Tian Development Group, Ltd.                     19,412,388     645,144
    Harbour Centre Development, Ltd.                        935,500   1,749,554
*   Henry Group Holdings, Ltd.                              560,000     117,399
    High Fashion International, Ltd.                        268,000      69,994
    HKBN, Ltd.                                            3,280,500   3,242,640
*   HKR International, Ltd.                               6,035,136   3,351,232
    Hon Kwok Land Investment Co., Ltd.                      388,800     240,193
    Hong Kong Aircraft Engineering Co., Ltd.                126,800     884,331
*   Hong Kong Building & Loan Agency, Ltd. (The)            752,000      20,393
    Hong Kong Ferry Holdings Co., Ltd.                      866,300   1,011,180
    Hong Kong Shanghai Alliance Holdings, Ltd.            1,248,002     135,629
*   Hong Kong Television Network, Ltd.                    3,075,751   1,054,644
#   Hongkong & Shanghai Hotels, Ltd. (The)                2,198,612   3,908,204
    Hongkong Chinese, Ltd.                                5,038,000     922,270
    Hop Hing Group Holdings, Ltd.                        10,176,000     299,459
    Hopewell Holdings, Ltd.                               3,366,000  12,874,168
#*  Hsin Chong Group Holdings, Ltd.                      13,109,658     440,580
#*  Huarong Investment Stock Corp., Ltd.                    490,000      70,973
*   Huisheng International Holdings, Ltd.                 3,328,000     174,567
    Hung Hing Printing Group, Ltd.                        2,728,000     579,376
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                               12,042,000   4,620,796
*   I-CABLE Communications, Ltd.                          4,761,000     328,711
#   IGG, Inc.                                             7,821,000  13,156,958
*   Imagi International Holdings, Ltd.                    2,142,300     166,878
*   International Standard Resources Holdings, Ltd.      15,485,250     144,627
*   iOne Holdings, Ltd.                                  14,160,000     345,797
    IPE Group, Ltd.                                       3,345,000     834,719
#*  IRC, Ltd.                                            10,590,266     488,024
    IT, Ltd.                                              4,344,532   2,167,318
    ITC Properties Group, Ltd.                            5,487,001   2,140,896
*   Jinhui Holdings Co., Ltd.                               102,000      13,093
    Johnson Electric Holdings, Ltd.                       2,358,750   8,381,577
    Kader Holdings Co., Ltd.                                 92,000       9,427
    Kam Hing International Holdings, Ltd.                 1,830,000     121,783
*   Kantone Holdings, Ltd.                                  919,364      59,961
    Karrie International Holdings, Ltd.                   1,878,000     297,773
    Keck Seng Investments                                   878,600     756,747
    Kerry Logistics Network, Ltd.                         2,406,000   3,459,814

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Kingmaker Footwear Holdings, Ltd.                     1,914,955 $   563,473
*   Kong Sun Holdings, Ltd.                               6,275,000     272,484
    Kowloon Development Co., Ltd.                         2,541,000   2,799,084
*   Kwan On Holdings, Ltd.                                2,340,000     379,893
    Kwoon Chung Bus Holdings, Ltd.                           44,000      26,179
    L'Occitane International SA                             807,000   1,865,566
*   L'sea Resources International Holdings, Ltd.          5,480,000      69,625
    Lai Sun Development Co., Ltd.                        92,468,345   3,428,330
    Lai Sun Garment International, Ltd.                   3,347,156   1,474,061
    Lam Soon Hong Kong, Ltd.                                302,310     437,050
#*  Landing International Development, Ltd.             264,680,000   3,045,270
    Landsea Green Properties Co., Ltd.                      948,000      89,722
*   LEAP Holdings Group, Ltd.                             5,160,000     171,656
#   Li & Fung, Ltd.                                       1,860,000     680,400
    Lifestyle International Holdings, Ltd.                2,133,500   2,903,685
    Lippo China Resources, Ltd.                          20,922,000     749,504
    Lippo, Ltd.                                           1,161,700     698,796
    Liu Chong Hing Investment, Ltd.                       1,313,200   2,171,102
    Luk Fook Holdings International, Ltd.                 3,243,000  11,906,866
    Luks Group Vietnam Holdings Co., Ltd.                   514,913     169,335
    Lung Kee Bermuda Holdings                             1,609,875     747,828
#*  Macau Legend Development, Ltd.                       17,592,000   3,036,242
    Magnificent Hotel Investment, Ltd.                   13,170,000     382,446
*   Man Sang International, Ltd.                            132,000       7,774
#   Man Wah Holdings, Ltd.                               13,578,800  11,721,223
*   Mason Group Holdings, Ltd.                           48,153,399     640,208
#   Master Glory Group, Ltd.(BYTP1T9)                    45,010,592     615,262
    Master Glory Group, Ltd.(BYTP1T9)                       394,860       5,409
    Matrix Holdings, Ltd.                                 1,067,414     443,278
    Melbourne Enterprises, Ltd.                              39,500     963,187
    Melco International Development, Ltd.                 5,011,000  11,840,965
    Microport Scientific Corp.                              133,000     104,820
#*  Midland Holdings, Ltd.                                5,182,000   1,378,195
*   Midland IC&I, Ltd.                                    2,591,000     130,863
    Ming Fai International Holdings, Ltd.                 2,148,000     338,034
    Miramar Hotel & Investment                              922,000   2,112,207
    Modern Dental Group, Ltd.                               214,000      82,096
*   Mongolian Mining Corp.                               12,498,000     440,571
    NagaCorp, Ltd.                                       11,214,000   6,835,442
    Nanyang Holdings, Ltd.                                  133,500     727,739
    National Electronic Hldgs                             2,668,600     368,367
*   National United Resources Holdings, Ltd.             18,280,000      62,253
*   Neo-Neon Holdings, Ltd.                               2,337,500     254,036
*   Neptune Group, Ltd.                                   1,105,000      47,329
*   NetMind Financial Holdings, Ltd.                    133,296,000     630,745
*   New Century Group Hong Kong, Ltd.                    13,351,464     237,045
*   NEW Concepts Holdings, Ltd.                             928,000     441,962
*   New Times Energy Corp., Ltd.                          8,918,600     281,853
*   Newocean Energy Holdings, Ltd.                        8,052,000   2,380,005
*   Next Digital, Ltd.                                    4,295,183     209,087
*   Nine Express, Ltd.                                   12,438,000     453,218
*   O Luxe Holdings, Ltd.                                11,674,500   2,165,568
*   OCI International Holdings, Ltd.                         56,000      10,359

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    On Time Logistics Holdings, Ltd.                        784,000 $   390,346
#   OP Financial Investments, Ltd.                          828,000     274,358
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                9,759,706   1,236,057
*   Orient Overseas International, Ltd.                   1,483,500  13,806,028
#   Oriental Watch Holdings                               3,070,800     648,027
*   Pacific Andes International Holdings, Ltd.           19,435,067      68,178
*   Pacific Basin Shipping, Ltd.                         30,943,000   6,761,038
*   Pacific Plywood Holdings, Ltd.                        2,200,000     126,678
#   Pacific Textiles Holdings, Ltd.                       6,707,000   7,584,979
    Pak Fah Yeow International, Ltd.                          5,000       2,195
    Paliburg Holdings, Ltd.                               3,152,830   1,347,248
*   Pan Asia Environmental Protection Group, Ltd.           214,000      20,249
#*  Paradise Entertainment, Ltd.                          3,652,000     477,170
*   Pearl Oriental Oil, Ltd.                             11,849,400     263,837
*   Pegasus Entertainment Holdings, Ltd.                    664,000      16,144
    Pegasus International Holdings, Ltd.                    226,000      28,929
    Perfect Shape Beauty Technology, Ltd.                 1,172,000     134,974
#   Pico Far East Holdings, Ltd.                          5,578,000   2,299,149
    Playmates Holdings, Ltd.                              6,920,000     983,031
    Playmates Toys, Ltd.                                  6,208,000   1,056,419
#   Pokfulam Development Co.                                234,000     589,954
    Polytec Asset Holdings, Ltd.                         11,323,526     978,264
    PT International Development Co., Ltd.                2,839,150     192,650
    Public Financial Holdings, Ltd.                       3,102,000   1,440,943
    PuraPharm Corp., Ltd.                                   137,000      60,866
*   PYI Corp., Ltd.                                      24,147,973     531,399
*   Qianhai Health Holdings, Ltd.                           157,499       1,671
    Raymond Industrial, Ltd.                                 30,400       4,221
#   Regal Hotels International Holdings, Ltd.             2,871,800   2,249,222
*   Regent Pacific Group, Ltd.                            1,470,000      54,503
#   Regina Miracle International Holdings, Ltd.           1,401,000   1,233,825
#*  Rentian Technology Holdings, Ltd.                    11,250,000     547,079
*   Runway Global Holdings Co., Ltd.                        588,000      76,746
    SA SA International Holdings, Ltd.                   11,234,688   4,126,674
    Safety Godown Co., Ltd.                                 400,000   1,024,100
    SAS Dragon Holdings, Ltd.                             2,120,000     626,891
#   SEA Holdings, Ltd.                                    1,172,000   1,380,100
*   SEEC Media Group, Ltd.                                6,100,000      28,093
#   Shenwan Hongyuan HK, Ltd.                             4,201,250   1,583,257
*   Shougang Concord Grand Group, Ltd.                    1,158,000      33,798
    Shun Ho Property Investments, Ltd.                    1,254,757     494,437
*   Shun Tak Holdings, Ltd.                              13,985,419   6,031,317
*   Silver base Group Holdings, Ltd.                      3,641,515     242,223
*   Sincere Watch Hong Kong, Ltd.                         4,450,000      95,098
    Sing Tao News Corp., Ltd.                             1,974,000     255,112
#*  Singamas Container Holdings, Ltd.                    11,510,000   1,648,832
    SIS International Holdings                               34,000      18,275
    SITC International Holdings Co., Ltd.                 2,029,000   1,688,078
#   Sitoy Group Holdings, Ltd.                            1,463,000     320,065
    Sky Light Holdings, Ltd.                                304,000      60,247
    SmarTone Telecommunications Holdings, Ltd.            3,918,031   5,145,465
*   SOCAM Development, Ltd.                               1,744,771     528,950
*   Solartech International Holdings, Ltd.               11,520,000     751,821

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Solomon Systech International, Ltd.                  10,100,000 $   459,343
    Soundwill Holdings, Ltd.                                596,500   1,495,163
*   South China Assets Holdings, Ltd.                     1,679,170      11,921
*   South China Financial Holdings, Ltd.                 18,650,000     124,037
*   South China Holdings Co., Ltd.                       17,774,503     682,100
    Stella International Holdings, Ltd.                   1,774,000   3,040,557
*   Stelux Holdings International, Ltd.                   3,011,400     258,210
    Strong Petrochemical Holdings, Ltd.                   1,928,000     397,614
*   Success Universe Group, Ltd.                          6,716,000     185,272
#*  Summit Ascent Holdings, Ltd.                          3,490,000     789,770
    Sun Hing Vision Group Holdings, Ltd.                    358,000     143,961
    Sun Hung Kai & Co., Ltd.                              4,771,429   3,150,984
*   Suncorp Technologies, Ltd.                            1,970,000       6,540
    Sunwah Kingsway Capital Holdings, Ltd.                7,690,000     116,099
    TAI Cheung Holdings, Ltd.                             2,114,000   2,304,966
    Tai Sang Land Development, Ltd.                         781,910     548,783
*   Talent Property Group, Ltd.                          14,355,000     176,352
#   Tan Chong International, Ltd.                         1,176,000     368,238
    Tao Heung Holdings, Ltd.                              1,166,000     241,842
    Television Broadcasts, Ltd.                           2,183,300   7,992,134
*   Termbray Industries International Holdings, Ltd.      2,304,900     250,977
    Tern Properties Co., Ltd.                                51,200      30,976
#   Texwinca Holdings, Ltd.                               6,986,000   4,238,200
    Tian Teck Land, Ltd.                                  1,024,000   1,193,046
    TK Group Holdings, Ltd.                                 172,000      70,369
*   Tom Group, Ltd.                                         858,000     211,035
#   Town Health International Medical Group, Ltd.         4,318,000     326,240
#   Tradelink Electronic Commerce, Ltd.                   5,670,000   1,073,840
#   Transport International Holdings, Ltd.                1,306,141   4,404,936
#*  Trinity, Ltd.                                         8,046,000     463,480
*   TSC Group Holdings, Ltd.                              3,386,000     299,051
#   Tsui Wah Holdings, Ltd.                               1,840,000     284,679
#*  United Laboratories International Holdings, Ltd.
      (The)                                               5,776,000   3,620,162
*   Universal Technologies Holdings, Ltd.                 7,410,000     280,584
*   Up Energy Development Group, Ltd.                     3,929,000      12,173
    Upbest Group, Ltd.                                       72,000      11,265
*   Value Convergence Holdings, Ltd.                      3,280,000     545,557
#   Value Partners Group, Ltd.                            1,896,000   1,761,604
    Vanke Property Overseas, Ltd.                            49,000      30,725
    Vantage International Holdings, Ltd.                  3,160,000     451,988
    Varitronix International, Ltd.                        2,769,293   1,478,629
    Vedan International Holdings, Ltd.                    3,576,000     420,995
    Victory City International Holdings, Ltd.            24,979,660     846,880
    Vitasoy International Holdings, Ltd.                  5,585,000  11,934,921
*   VS International Group, Ltd.                            488,000      18,124
#   VST Holdings, Ltd.                                    5,221,600   1,385,937
    VTech Holdings, Ltd.                                    854,500  12,359,743
    Wai Kee Holdings, Ltd.                                7,640,738   3,465,303
    Wang On Group, Ltd.                                   5,160,000      46,855
    Win Hanverky Holdings, Ltd.                           2,734,000     384,708
*   Winfull Group Holdings, Ltd.                          9,512,000     238,603
    Wing On Co. International, Ltd.                         759,000   2,560,676
    Wing Tai Properties, Ltd.                             1,993,331   1,364,178

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Wonderful Sky Financial Group Holdings, Ltd.           898,000 $    232,090
    Wong's International Holdings, Ltd.                    737,641      308,090
    Wong's Kong King International                         322,000       42,423
    Xinyi Glass Holdings, Ltd.                          17,658,000   18,245,960
    Yangtzekiang Garment, Ltd.                             606,500      228,947
*   Yat Sing Holdings, Ltd.                                190,000       88,552
*   Yau Lee Holdings, Ltd.                                 424,000       66,453
#   Yeebo International Holdings, Ltd.                   2,922,000    1,603,324
    YGM Trading, Ltd.                                      447,000      403,829
*   YT Realty Group, Ltd.                                  749,000      234,960
    Yugang International, Ltd.                          90,818,000    2,210,209
                                                                   ------------
TOTAL HONG KONG                                                     498,803,631
                                                                   ------------
NEW ZEALAND -- (7.0%)
#*  a2 Milk Co., Ltd.                                    2,469,247    8,188,481
    Abano Healthcare Group, Ltd.                            30,725      237,686
    Air New Zealand, Ltd.                                3,693,701    9,299,152
    Arvida Group, Ltd.                                      87,109       84,405
    Briscoe Group, Ltd.                                      2,235        6,821
    CBL Corp., Ltd.                                         10,545       28,752
    Chorus, Ltd.                                         2,223,591    7,451,232
    Colonial Motor Co., Ltd. (The)                         144,588      829,089
    Comvita, Ltd.                                            2,780       12,723
    Contact Energy, Ltd.                                 1,741,560    7,012,641
    EBOS Group, Ltd.                                       451,590    6,134,699
    Evolve Education Group, Ltd.                            36,611       27,464
#   Freightways, Ltd.                                      974,609    5,818,044
    Genesis Energy, Ltd.                                 1,219,140    2,271,018
    Gentrack Group, Ltd.                                    20,725       77,839
    Hallenstein Glasson Holdings, Ltd.                     242,445      564,017
    Heartland Bank, Ltd.                                 1,040,255    1,421,906
    Infratil, Ltd.                                       3,268,694    7,588,597
    Investore Property, Ltd.                                22,938       23,759
    Kathmandu Holdings, Ltd.                               715,217    1,219,812
#   Mainfreight, Ltd.                                      539,049    9,837,178
    Methven, Ltd.                                           96,877       81,444
#   Metlifecare, Ltd.                                      600,280    2,520,367
#   Metro Performance Glass, Ltd.                           49,156       56,863
    Millennium & Copthorne Hotels New Zealand, Ltd.        395,725      820,157
*   New Zealand Oil & Gas, Ltd.                            829,896      373,727
    New Zealand Refining Co., Ltd. (The)                   616,799    1,143,657
#   NZME, Ltd.                                             945,851      658,971
#   NZX, Ltd.                                              952,265      843,019
    Opus International Consultants, Ltd.                    12,925        9,665
*   Orion Health Group, Ltd.                                 4,001        3,725
*   Pacific Edge, Ltd.                                     442,720      149,511
    PGG Wrightson, Ltd.                                    999,976      435,723
#   Port of Tauranga, Ltd.                               2,576,525    9,054,944
    Restaurant Brands New Zealand, Ltd.                    593,355    2,858,459
*   Rubicon, Ltd.                                        1,442,620      243,252
    Ryman Healthcare, Ltd.                               1,088,451    7,208,535
    Sanford, Ltd.                                          382,357    2,083,739
    Scales Corp., Ltd.                                      74,965      192,012

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
    Scott Technology, Ltd.                                  45,734 $    116,720
#   Skellerup Holdings, Ltd.                               563,985      711,849
    SKY Network Television, Ltd.                         2,080,268    5,170,462
    SKYCITY Entertainment Group, Ltd.                    5,292,424   16,061,340
    Steel & Tube Holdings, Ltd.                            441,625      732,822
    Summerset Group Holdings, Ltd.                         824,827    3,004,627
    Tilt Renewables, Ltd.                                   87,581      142,123
    Tourism Holdings, Ltd.                                 387,215    1,245,430
*   Tower, Ltd.                                            887,040      626,187
    Trade Me Group, Ltd.                                 1,783,440    7,332,743
    Trustpower, Ltd.                                       145,712      634,854
    Vector, Ltd.                                         1,381,288    3,529,802
    Warehouse Group, Ltd. (The)                            698,604    1,133,341
*   Xero, Ltd.                                             187,902    3,722,951
    Z Energy, Ltd.                                         365,111    2,122,700
                                                                   ------------
TOTAL NEW ZEALAND                                                   143,161,036
                                                                   ------------
SINGAPORE -- (10.2%)
*   Abterra, Ltd.                                          461,800       78,091
    Accordia Golf Trust                                  3,173,100    1,650,096
    AEM Holdings, Ltd.                                       9,900       19,720
#   Amara Holdings, Ltd.                                   974,800      366,654
    Ascendas India Trust                                 1,521,200    1,290,353
*   ASL Marine Holdings, Ltd.                              148,950       14,230
    Baker Technology, Ltd.                                 289,580      132,413
*   Banyan Tree Holdings, Ltd.                           1,022,900      414,993
#   Best World International, Ltd.                       2,067,250    2,346,833
    Bonvests Holdings, Ltd.                                950,000      914,292
*   Boustead Projects, Ltd.                                497,612      342,499
    Boustead Singapore, Ltd.                             1,827,636    1,279,731
    Breadtalk Group, Ltd.                                  894,200    1,154,834
    Broadway Industrial Group, Ltd.                        224,330       22,671
    Bukit Sembawang Estates, Ltd.                          722,703    3,629,943
    Bund Center Investment, Ltd.                           659,825      382,485
    Centurion Corp., Ltd.                                  825,900      313,918
#   China Aviation Oil Singapore Corp., Ltd.             2,336,199    2,826,788
    China Sunsine Chemical Holdings, Ltd.                  172,500      113,474
    Chip Eng Seng Corp., Ltd.                            3,445,300    1,841,816
    Chuan Hup Holdings, Ltd.                             3,853,500      767,544
    CITIC Envirotech, Ltd.                                 420,600      233,170
    Civmec, Ltd.                                           162,700       73,222
#*  COSCO Shipping International Singapore Co., Ltd.     8,095,300    1,819,879
*   Creative Technology, Ltd.                              272,200      227,865
    CSE Global, Ltd.                                     3,443,600    1,053,976
#   CWT, Ltd.                                            1,799,000    2,746,546
#   Del Monte Pacific, Ltd.                              2,363,364      540,087
#   Delfi, Ltd.                                            788,500    1,166,196
*   DMX Technologies Group, Ltd.                         2,096,000       30,261
    Duty Free International, Ltd.                          132,000       30,160
*   Dyna-Mac Holdings, Ltd.                              2,007,300      204,183
    Elec & Eltek International Co., Ltd.                   154,800      256,940
    EnGro Corp., Ltd.                                      354,000      240,962
#*  Ezion Holdings, Ltd.                                12,591,378    2,229,867

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
#*  Ezra Holdings, Ltd.                                  19,242,923 $  117,859
*   Falcon Energy Group, Ltd.                             1,357,700     54,075
    Far East Orchard, Ltd.                                1,085,585  1,239,378
#   First Resources, Ltd.                                 4,935,500  6,805,968
*   First Ship Lease Trust                                  160,900      9,149
    First Sponsor Group, Ltd.                               440,661    443,943
#   Food Empire Holdings, Ltd.                            1,418,200    689,624
    Fragrance Group, Ltd.                                 6,077,000    736,007
    Frasers Centrepoint, Ltd.                               516,700    733,990
    Frencken Group, Ltd.                                     59,800     22,016
    Fu Yu Corp., Ltd.                                     1,622,200    239,253
#*  Gallant Venture, Ltd.                                 4,992,500    509,009
#   Geo Energy Resources, Ltd.                            2,425,500    456,130
    GK Goh Holdings, Ltd.                                 1,484,065  1,116,027
    GL, Ltd.                                              3,401,300  1,844,550
    Golden Agri-Resources, Ltd.                          22,363,500  6,511,827
*   Golden Energy & Resources, Ltd.                         148,900     41,662
    GP Batteries International, Ltd.                        235,000    137,753
    GP Industries, Ltd.                                   2,567,609  1,146,296
#   GuocoLand, Ltd.                                       1,065,214  1,496,816
#*  Halcyon Agri Corp., Ltd.                              1,695,148    688,744
    Hanwell Holdings, Ltd.                                1,888,219    459,549
#   Haw Par Corp., Ltd.                                      63,200    489,936
    Health Management International, Ltd.                 1,405,730    689,462
    Hi-P International, Ltd.                              1,271,600    956,716
#   Hiap Hoe, Ltd.                                          498,000    272,167
    Ho Bee Land, Ltd.                                     1,604,700  2,863,305
    Hong Fok Corp., Ltd.                                  3,551,394  2,055,204
    Hong Leong Asia, Ltd.                                   716,300    572,912
    Hong Leong Finance, Ltd.                                176,700    342,591
    Hotel Grand Central, Ltd.                             1,531,768  1,526,206
    Hour Glass, Ltd. (The)                                1,814,832    901,716
    Hutchison Port Holdings Trust                         3,377,900  1,603,499
    Hwa Hong Corp., Ltd.                                  2,123,500    502,643
    Hyflux, Ltd.                                          3,262,300  1,154,661
    Indofood Agri Resources, Ltd.                         3,432,100  1,253,705
    InnoTek, Ltd.                                           408,900    117,461
*   IPC Corp., Ltd.                                         177,370     56,168
    Isetan Singapore, Ltd.                                  119,000    365,929
#   Japfa, Ltd.                                           2,179,700    932,076
#   k1 Ventures, Ltd.                                     1,005,220    538,007
    Keppel Infrastructure Trust                           8,949,932  3,631,725
    Keppel Telecommunications & Transportation, Ltd.      1,369,300  1,581,325
    Koh Brothers Group, Ltd.                              1,432,000    305,896
#*  KrisEnergy, Ltd.                                      1,190,300    127,274
    KSH Holdings, Ltd.                                      336,500    202,399
    Lian Beng Group, Ltd.                                 2,253,500  1,006,102
    Low Keng Huat Singapore, Ltd.                           889,800    418,468
    Lum Chang Holdings, Ltd.                              1,094,030    282,511
#   M1, Ltd.                                              2,667,000  3,552,108
#   Mandarin Oriental International, Ltd.                   358,800    725,372
*   Mermaid Maritime PCL                                    274,000     34,355
#   Metro Holdings, Ltd.                                  2,769,292  2,378,894

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    Mewah International, Inc.                                89,000 $    19,030
#*  Midas Holdings, Ltd.                                  8,558,700   1,292,840
*   Nam Cheong, Ltd.                                      6,557,040      96,772
    Nera Telecommunications, Ltd.                         1,143,400     320,621
    New Toyo International Holdings, Ltd.                 1,624,000     323,348
#*  Noble Group, Ltd.                                     7,518,480   2,075,814
    NSL, Ltd.                                               409,900     432,206
    Olam International, Ltd.                                317,100     456,224
    OUE, Ltd.                                             1,996,500   2,945,863
    Overseas Education, Ltd.                                 65,300      18,290
#   Oxley Holdings, Ltd.                                  2,240,300     958,043
#*  Pacc Offshore Services Holdings, Ltd.                   516,900     108,510
#   Pan-United Corp., Ltd.                                2,435,750   1,007,067
*   Penguin International, Ltd.                             446,032      85,822
    Perennial Real Estate Holdings, Ltd.                    117,100      75,943
#   Q&M Dental Group Singapore, Ltd.                      2,243,100   1,058,949
    QAF, Ltd.                                             1,359,162   1,308,658
*   Raffles Education Corp., Ltd.                         4,176,710     596,720
#   Raffles Medical Group, Ltd.                           4,760,478   4,516,516
    RHT Health Trust                                      3,131,500   2,055,871
    Riverstone Holdings, Ltd.                             1,182,600     920,609
    Rotary Engineering, Ltd.                              1,499,400     397,902
#*  Rowsley, Ltd.                                         4,411,200     386,837
    Roxy-Pacific Holdings, Ltd.                             297,500     115,071
    San Teh, Ltd.                                           171,787      21,712
#   SATS, Ltd.                                              850,500   3,030,232
    SBS Transit, Ltd.                                       926,200   1,756,030
#   SembCorp Industries, Ltd.                             3,431,700   8,172,807
#   SembCorp Marine, Ltd.                                 3,825,900   4,754,483
    Sheng Siong Group, Ltd.                               4,266,400   2,974,860
#   SHS Holdings, Ltd.                                    2,304,100     374,428
    SIA Engineering Co., Ltd.                               250,100     671,462
#   SIIC Environment Holdings, Ltd.                       4,602,820   1,647,349
#   Sinarmas Land, Ltd.                                   6,897,100   2,160,828
    Sing Holdings, Ltd.                                   1,150,700     313,868
    Sing Investments & Finance, Ltd.                        309,475     345,788
#   Singapore Post, Ltd.                                 10,740,900  10,416,894
    Singapore Reinsurance Corp., Ltd.                     1,514,530     357,968
    Singapore Shipping Corp., Ltd.                        1,640,700     338,950
    Singapura Finance, Ltd.                                 348,124     264,449
#*  Sino Grandness Food Industry Group, Ltd.              4,336,435     703,001
    Stamford Land Corp., Ltd.                             3,188,100   1,224,161
#   StarHub, Ltd.                                         1,826,100   3,677,966
    Straco Corp., Ltd.                                      130,000      81,952
    Sunningdale Tech, Ltd.                                  881,360   1,312,902
*   SunVic Chemical Holdings, Ltd.                        1,137,845      74,542
#*  Swiber Holdings, Ltd.                                 2,895,250      43,584
*   Tat Hong Holdings, Ltd.                               2,662,560     726,225
    Tiong Woon Corp. Holding, Ltd.                          228,100      41,196
#   Tuan Sing Holdings, Ltd.                              4,252,495   1,049,083
#   UMS Holdings, Ltd.                                    2,656,700   2,076,741
    United Engineers, Ltd.                                3,318,328   6,410,254
#   United Industrial Corp., Ltd.                           174,269     412,691

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SINGAPORE -- (Continued)
      United Overseas Insurance, Ltd.                    181,850 $      769,976
      UOB-Kay Hian Holdings, Ltd.                      2,008,761      2,045,217
      UOL Group, Ltd.                                  1,885,717     10,971,915
#     UPP Holdings, Ltd.                               3,076,900        589,998
      Valuetronics Holdings, Ltd.                      1,915,950      1,144,759
      Venture Corp., Ltd.                              1,994,100     19,372,045
      Vibrant Group, Ltd.                              1,974,019        561,465
      Vicom, Ltd.                                        119,500        499,934
      Wee Hur Holdings, Ltd.                           2,670,400        473,221
      Wheelock Properties Singapore, Ltd.              1,949,200      2,688,791
      Wing Tai Holdings, Ltd.                          3,573,667      5,377,908
#     Yeo Hiap Seng, Ltd.                                223,731        213,776
      YHI International, Ltd.                            176,200         49,716
*     Yongnam Holdings, Ltd.                           2,977,200        516,358
      Zhongmin Baihui Retail Group, Ltd.                  26,900         20,616
                                                                 --------------
TOTAL SINGAPORE                                                     210,002,737
                                                                 --------------
TOTAL COMMON STOCKS                                               1,764,032,201
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Link Administration Holdings, Ltd. Rights
        07/17/17                                         253,844             --
                                                                 --------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                         3,097,050          6,344
                                                                 --------------
NEW ZEALAND -- (0.0%)
*     Orion Health Group, Ltd. Rights 06/29/17               889            227
                                                                 --------------
SINGAPORE -- (0.0%)
*     Duty Free International, Ltd. Rights 05/13/22       17,080            290
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                     6,861
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,764,039,062
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@  DFA Short Term Investment Fund                  25,105,919    290,525,694
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,975,724,459)^^            $2,054,564,756
                                                                 ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia                           -- $  909,676,287   --    $  909,676,287
   China                               --      2,388,510   --         2,388,510
   Hong Kong                   $  781,738    498,021,893   --       498,803,631
   New Zealand                         --    143,161,036   --       143,161,036
   Singapore                    1,146,296    208,856,441   --       210,002,737
Rights/Warrants
   Hong Kong                           --          6,344   --             6,344
   New Zealand                         --            227   --               227
   Singapore                           --            290   --               290
Securities Lending Collateral          --    290,525,694   --       290,525,694
                               ---------- --------------   --    --------------
TOTAL                          $1,928,034 $2,052,636,722   --    $2,054,564,756
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (97.6%)

Consumer Discretionary -- (20.2%)
    4imprint Group P.L.C.                                   100,984 $ 2,104,946
    888 Holdings P.L.C.                                   1,003,090   3,408,234
    AA P.L.C.                                             3,246,551  10,461,766
    B&M European Value Retail SA                          3,475,343  16,516,802
    Bellway P.L.C.                                          686,795  28,920,015
    Berkeley Group Holdings P.L.C.                          262,704  12,115,488
    Bloomsbury Publishing P.L.C.                            290,057     687,750
    Bovis Homes Group P.L.C.                                921,633  12,303,994
    Card Factory P.L.C.                                   1,121,366   4,530,365
*   Carpetright P.L.C.                                       95,402     245,682
#   Centaur Media P.L.C.                                    537,905     383,522
    Cineworld Group P.L.C.                                1,228,419  11,168,906
    Connect Group P.L.C.                                  1,312,384   1,922,151
    Crest Nicholson Holdings P.L.C.                       1,675,833  11,898,961
    Daily Mail & General Trust P.L.C.                     1,314,134  11,052,387
    Debenhams P.L.C.                                      6,862,458   3,893,525
    DFS Furniture P.L.C.                                    440,632   1,233,409
    Dignity P.L.C.                                          279,263   9,390,094
    Dixons Carphone P.L.C.                                4,077,082  14,480,699
    Domino's Pizza Group P.L.C.                           2,536,833   8,915,278
    Dunelm Group P.L.C.                                     384,367   3,054,256
*   EI Group P.L.C.                                       3,243,847   6,092,155
    Entertainment One, Ltd.                               1,165,248   3,663,882
    Euromoney Institutional Investor P.L.C.                 282,895   4,135,157
*   Findel P.L.C.                                           239,314     571,944
    Fuller Smith & Turner P.L.C. Class A                    135,207   1,815,153
*   Future P.L.C.                                            52,125     219,195
    Games Workshop Group P.L.C.                             117,419   2,483,874
    Greene King P.L.C.                                    1,786,209  16,136,073
    Greggs P.L.C.                                           567,823   8,240,633
    GVC Holdings P.L.C.                                   1,377,454  13,970,170
    Gym Group P.L.C. (The)                                  285,428     729,040
    Halfords Group P.L.C.                                 1,245,441   5,479,224
    Headlam Group P.L.C.                                    451,965   3,506,347
    Henry Boot P.L.C.                                       421,082   1,678,535
    Hostelworld Group P.L.C.                                 73,500     285,622
    Huntsworth P.L.C.                                     1,023,671     995,803
    Inchcape P.L.C.                                       2,190,976  23,225,198
    ITE Group P.L.C.                                      1,532,231   3,655,897
    J D Wetherspoon P.L.C.                                  481,928   6,502,862
#*  Jackpotjoy P.L.C.                                        82,760     736,641
    JD Sports Fashion P.L.C.                              2,325,390  10,991,849
*   Jimmy Choo P.L.C.                                       338,542   1,021,517
    John Menzies P.L.C.                                     476,310   4,406,345
    Ladbrokes Coral Group P.L.C.                          5,357,119   8,939,572
#   Laura Ashley Holdings P.L.C.                          1,465,488     198,347
    Lookers P.L.C.                                        1,876,000   2,717,435
    Marston's P.L.C.                                      3,644,221   5,579,386
    McCarthy & Stone P.L.C.                               1,498,876   3,353,707
    Millennium & Copthorne Hotels P.L.C.                  1,000,376   6,040,167
    Mitchells & Butlers P.L.C.                            1,157,232   3,689,115

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    MJ Gleeson P.L.C.                                      190,880 $  1,737,476
#*  Mothercare P.L.C.                                      727,317      976,084
    N Brown Group P.L.C.                                 1,045,736    4,306,696
#*  Ocado Group P.L.C.                                   2,584,145   10,265,884
    On the Beach Group P.L.C.                               68,944      423,506
    Pendragon P.L.C.                                     6,872,682    2,716,782
#   Pets at Home Group P.L.C.                            1,313,073    2,819,065
    Photo-Me International P.L.C.                        1,188,523    2,568,712
*   Punch Taverns P.L.C.                                   133,442      312,051
    Rank Group P.L.C.                                      828,509    2,558,677
    Redrow P.L.C.                                        1,386,677   10,836,021
    Restaurant Group P.L.C. (The)                        1,177,060    5,192,617
*   Sportech P.L.C.                                        396,817      518,383
#*  Sports Direct International P.L.C.                   1,243,765    6,222,764
    SSP Group P.L.C.                                     1,668,060   11,212,714
    STV Group P.L.C.                                         4,868       24,998
    SuperGroup P.L.C.                                      289,877    5,732,087
    Tarsus Group P.L.C.                                    207,820      822,202
    Ted Baker P.L.C.                                       153,478    5,093,261
    Thomas Cook Group P.L.C.                             8,687,680   12,586,728
    Topps Tiles P.L.C.                                     925,429    1,011,055
    Trinity Mirror P.L.C.                                1,714,822    2,365,084
    UBM P.L.C.                                           2,081,478   19,874,821
    Vitec Group P.L.C. (The)                               163,520    2,174,776
    WH Smith P.L.C.                                        680,498   15,808,849
    William Hill P.L.C.                                  4,381,360   14,481,085
                                                                   ------------
Total Consumer Discretionary                                        462,391,453
                                                                   ------------
Consumer Staples -- (4.8%)
    A.G. Barr P.L.C.                                       670,323    5,298,104
#   Anglo-Eastern Plantations P.L.C.                       104,452    1,164,647
    Booker Group P.L.C.                                  8,370,700   21,257,030
    Britvic P.L.C.                                       1,321,646   12,445,711
    Cranswick P.L.C.                                       286,711   10,977,164
#   Dairy Crest Group P.L.C.                               841,204    6,584,097
    Devro P.L.C.                                           956,939    2,726,020
    Greencore Group P.L.C.                               3,643,038   10,752,902
    Hilton Food Group P.L.C.                                62,832      560,516
    McBride P.L.C.                                       1,064,464    2,654,736
    McColl's Retail Group P.L.C.                            54,864      168,939
*   Premier Foods P.L.C.                                 4,724,268    2,447,098
    PZ Cussons P.L.C.                                    1,595,733    7,644,288
*   REA Holdings P.L.C.                                     50,639      217,254
    Stock Spirits Group P.L.C.                             814,686    1,752,412
    Tate & Lyle P.L.C.                                   2,590,475   22,970,157
                                                                   ------------
Total Consumer Staples                                              109,621,075
                                                                   ------------
Energy -- (3.8%)
    Amec Foster Wheeler P.L.C.                           2,037,469   11,951,622
    Anglo Pacific Group P.L.C.                             798,827    1,234,425
*   Cairn Energy P.L.C.                                  3,678,960    8,734,152
*   EnQuest P.L.C.                                       6,129,232    2,720,833

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
*   Gulf Keystone Petroleum, Ltd.                           184,232 $   228,927
    Gulf Marine Services P.L.C.                             122,883     100,317
*   Hunting P.L.C.                                          892,983   5,526,646
    James Fisher & Sons P.L.C.                              270,159   5,592,348
    John Wood Group P.L.C.                                1,951,303  15,748,103
*   Lamprell P.L.C.                                       1,179,326   1,540,615
*   Nostrum Oil & Gas P.L.C.                                118,854     634,521
*   Ophir Energy P.L.C.                                   4,544,480   4,374,643
    Petrofac, Ltd.                                        1,280,913   7,568,615
#*  Premier Oil P.L.C.                                    3,029,094   2,423,307
    Soco International P.L.C.                             1,239,300   1,981,498
    Stobart Group, Ltd.                                   1,086,251   3,946,021
#*  Tullow Oil P.L.C.                                     5,659,078  12,586,640
                                                                    -----------
Total Energy                                                         86,893,233
                                                                    -----------
Financials -- (15.3%)
    Aberdeen Asset Management P.L.C.                      3,353,713  14,578,284
*   Aldermore Group P.L.C.                                  995,877   2,850,751
    Arrow Global Group P.L.C.                               913,527   5,268,630
    Ashmore Group P.L.C.                                  2,003,377   9,510,688
    Beazley P.L.C.                                        2,809,403  18,986,207
    BGEO Group P.L.C.                                       235,264  10,706,902
    Brewin Dolphin Holdings P.L.C.                        1,601,324   7,589,533
    Charles Stanley Group P.L.C.                            122,025     623,738
    Charles Taylor P.L.C.                                   192,071     606,870
    Chesnara P.L.C.                                         678,516   3,416,196
    Close Brothers Group P.L.C.                             810,926  16,488,517
    CMC Markets P.L.C.                                      262,504     548,969
*   CYBG P.L.C.                                           2,144,115   7,552,662
    esure Group P.L.C.                                    1,611,045   6,293,179
    Hansard Global P.L.C.                                    16,468      18,810
    Hastings Group Holdings P.L.C.                          667,226   2,700,042
    Hiscox, Ltd.                                          1,520,623  26,052,113
    IG Group Holdings P.L.C.                              1,873,393  15,735,775
    Intermediate Capital Group P.L.C.                     1,550,728  18,542,072
    International Personal Finance P.L.C.                 1,132,765   2,835,248
#*  IP Group P.L.C.(B128J45)                              1,822,358   3,422,180
    IP Group P.L.C.(BZ3T570)                                140,181       4,624
#*  Janus Henderson Group P.L.C.                            562,840  18,589,480
    Jardine Lloyd Thompson Group P.L.C.                     678,485  10,622,567
    Jupiter Fund Management P.L.C.                        2,227,194  15,670,149
    Just Group P.L.C.                                     1,936,778   3,756,604
    Lancashire Holdings, Ltd.                             1,189,780  11,415,568
    Man Group P.L.C.                                      9,049,878  19,105,461
    NEX Group P.L.C.                                      1,655,470  14,557,790
    Novae Group P.L.C.                                      324,392   3,021,076
#   OneSavings Bank P.L.C.                                  780,990   4,063,399
    Paragon Group of Cos. P.L.C. (The)                    1,614,979   9,222,007
    Phoenix Group Holdings                                1,922,340  19,359,811
    Rathbone Brothers P.L.C.                                243,591   8,586,291
    River & Mercantile Group P.L.C.                           2,983      14,068
    S&U P.L.C.                                               20,417     509,381
    Saga P.L.C.                                           5,722,316  15,759,215

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
Financials -- (Continued)
    TP ICAP P.L.C.                                       2,756,604 $ 17,688,518
    Virgin Money Holdings UK P.L.C.                      1,311,730    4,935,497
*   Waterloo Investment Holdings, Ltd.                       5,979          552
                                                                   ------------
Total Financials                                                    351,209,424
                                                                   ------------
Health Care -- (3.5%)
*   BTG P.L.C.                                           1,870,654   16,262,110
*   Cambian Group P.L.C.                                   559,761    1,442,885
#*  Circassia Pharmaceuticals P.L.C.                       469,883      549,235
    Consort Medical P.L.C.                                 261,469    3,674,374
    Dechra Pharmaceuticals P.L.C.                          355,424    8,316,036
    Genus P.L.C.                                           328,322    7,469,923
    Indivior P.L.C.                                      3,801,468   19,243,873
    Spire Healthcare Group P.L.C.                        1,125,712    5,120,567
    UDG Healthcare P.L.C.                                1,250,220   13,958,240
*   Vectura Group P.L.C.                                 3,488,250    5,246,965
                                                                   ------------
Total Health Care                                                    81,284,208
                                                                   ------------
Industrials -- (27.1%)
    Aggreko P.L.C.                                       1,332,278   14,893,733
    Air Partner P.L.C.                                     244,880      403,229
    Alumasc Group P.L.C. (The)                             114,348      254,215
    Avon Rubber P.L.C.                                     124,062    1,638,363
    Balfour Beatty P.L.C.                                3,549,781   12,356,593
    BBA Aviation P.L.C.                                  6,088,389   24,079,132
    Berendsen P.L.C.                                       823,219   13,847,763
    Bodycote P.L.C.                                      1,132,110   13,590,826
    Braemar Shipping Services P.L.C.                       125,047      486,977
    Cape P.L.C.                                            734,268    2,531,934
    Capita P.L.C.                                        1,082,994    9,410,039
#   Carillion P.L.C.                                     2,653,376    1,986,874
    Carr's Group P.L.C.                                    343,111      645,351
    Castings P.L.C.                                        157,187      959,621
    Chemring Group P.L.C.                                1,670,720    3,947,303
#   Clarkson P.L.C.                                        133,614    4,716,037
    Clipper Logistics P.L.C.                                32,704      186,718
    Cobham P.L.C.                                       12,264,036   21,482,614
    Communisis P.L.C.                                    1,064,129      668,381
    Costain Group P.L.C.                                   568,892    3,517,135
    De La Rue P.L.C.                                       665,149    5,855,304
#*  Dialight P.L.C.                                        102,467    1,222,743
    Diploma P.L.C.                                         621,363    8,842,227
    Fenner P.L.C.                                        1,162,357    5,281,556
*   Firstgroup P.L.C.                                    7,301,256   11,134,358
*   Flybe Group P.L.C.                                     616,871      305,019
    G4S P.L.C.                                           1,569,339    6,812,037
    Galliford Try P.L.C.                                   481,131    8,603,420
    Go-Ahead Group P.L.C.                                  226,040    5,356,576
    Goodwin P.L.C.                                             383        8,070
    Grafton Group P.L.C.                                 1,236,009   12,518,189
    Harvey Nash Group P.L.C.                                46,693       59,730
    Hays P.L.C.                                          8,050,545   17,704,135

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
Industrials -- (Continued)
    Hogg Robinson Group P.L.C.                              160,384 $   155,394
    HomeServe P.L.C.                                      1,369,369  13,089,387
    Howden Joinery Group P.L.C.                           3,643,359  20,435,080
    IMI P.L.C.                                            1,390,031  22,074,208
    Interserve P.L.C.                                       841,666   2,504,602
    IWG P.L.C.                                            3,349,423  14,512,120
    John Laing Group P.L.C.                               1,199,961   4,952,649
    Keller Group P.L.C.                                     435,851   5,068,394
    Kier Group P.L.C.                                       558,502   9,491,901
    Management Consulting Group P.L.C.                      788,035      79,713
    Mears Group P.L.C.                                      559,010   3,645,336
    Meggitt P.L.C.                                        4,273,091  28,361,621
    Melrose Industries P.L.C.                            10,365,710  31,781,461
#   Mitie Group P.L.C.                                    2,122,246   7,459,233
    Morgan Advanced Materials P.L.C.                      1,560,697   6,162,435
    Morgan Sindall Group P.L.C.                             211,941   3,830,215
    National Express Group P.L.C.                         2,255,573  10,841,729
    Norcros P.L.C.                                           27,976      66,180
    Northgate P.L.C.                                        838,501   4,782,673
    Pagegroup P.L.C.                                      1,596,218  10,317,981
    PayPoint P.L.C.                                         260,966   3,083,988
    Polypipe Group P.L.C.                                   986,300   5,229,654
    Porvair P.L.C.                                           14,115      94,777
    QinetiQ Group P.L.C.                                  3,269,092  10,397,940
    Renewi P.L.C.                                         3,667,879   4,449,200
*   Renold P.L.C.                                           193,435     136,459
    Rentokil Initial P.L.C.                               7,118,538  27,281,887
    Ricardo P.L.C.                                          271,798   2,768,567
    Robert Walters P.L.C.                                   381,498   2,385,243
    Rotork P.L.C.                                         4,239,914  12,951,491
    RPS Group P.L.C.                                      1,340,662   4,822,722
    Senior P.L.C.                                         2,470,762   8,105,545
*   Serco Group P.L.C.                                    3,356,146   4,913,615
    Severfield P.L.C.                                     1,262,597   1,235,100
    SIG P.L.C.                                            3,688,259   8,056,183
    Speedy Hire P.L.C.                                    2,872,634   2,065,289
    Spirax-Sarco Engineering P.L.C.                         375,981  27,594,557
    St. Ives P.L.C.                                         654,912     475,149
    Stagecoach Group P.L.C.                               2,117,596   5,036,868
    Sthree P.L.C.                                           452,105   1,897,127
    T Clarke P.L.C.                                         147,457     168,583
    Travis Perkins P.L.C.                                   568,482  11,385,761
    Trifast P.L.C.                                          459,256   1,342,731
    Tyman P.L.C.                                            467,157   2,176,781
    Ultra Electronics Holdings P.L.C.                       403,850  11,161,808
    Vesuvius P.L.C.                                       1,450,820  10,398,521
*   Volex P.L.C.                                            307,047     247,164
    Volution Group P.L.C.                                   112,928     283,134
    Vp P.L.C.                                               160,962   1,798,374
    Weir Group P.L.C. (The)                                 956,997  23,163,663
    Wilmington P.L.C.                                       334,384   1,049,513
    Wincanton P.L.C.                                        664,378   2,254,386
*   Wizz Air Holdings P.L.C.                                141,798   4,866,890

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    XP Power, Ltd.                                          76,799 $  2,669,932
                                                                   ------------
Total Industrials                                                   620,867,116
                                                                   ------------
Information Technology -- (10.0%)
    Acal P.L.C.                                            345,625    1,430,983
    Auto Trader Group P.L.C.                             1,605,934    8,110,706
    AVEVA Group P.L.C.                                     406,763   10,648,946
    Computacenter P.L.C.                                   436,817    5,097,630
    Electrocomponents P.L.C.                             2,762,938   22,613,298
    Equiniti Group P.L.C.                                  654,700    2,270,372
    FDM Group Holdings P.L.C.                               82,095      995,108
    Fidessa Group P.L.C.                                   216,279    6,454,065
*   Gocompare.Com Group P.L.C.                           1,697,878    2,533,535
    Halma P.L.C.                                         1,951,180   28,281,514
*   Imagination Technologies Group P.L.C.                  594,017    1,130,661
    Kainos Group P.L.C.                                     80,354      307,316
    Laird P.L.C.                                         2,918,543    5,758,774
    Moneysupermarket.com Group P.L.C.                    2,724,454   11,928,530
#   NCC Group P.L.C.                                       766,315    1,958,734
    Oxford Instruments P.L.C.                              302,574    4,173,444
*   Paysafe Group P.L.C.                                 2,424,051   18,866,951
    Playtech P.L.C.                                      1,228,547   15,568,760
    Renishaw P.L.C.                                        180,256    9,907,974
    Rightmove P.L.C.                                       477,301   26,477,615
    RM P.L.C.                                              318,504      727,018
    SDL P.L.C.                                             395,868    3,359,328
    Softcat P.L.C.                                         460,548    2,423,577
    Spectris P.L.C.                                        685,032   22,234,389
    Spirent Communications P.L.C.                        3,173,024    4,954,702
    TT Electronics P.L.C.                                  864,377    2,424,999
    Xaar P.L.C.                                            373,728    2,083,935
    ZPG P.L.C.                                           1,407,097    6,778,613
                                                                   ------------
Total Information Technology                                        229,501,477
                                                                   ------------
Materials -- (7.4%)
    Acacia Mining P.L.C.                                   900,534    2,071,617
*   Carclo P.L.C.                                          213,640      473,973
    Centamin P.L.C.                                      6,065,603   13,304,120
    DS Smith P.L.C.                                      4,938,232   31,457,206
    Elementis P.L.C.                                     2,652,783   10,369,255
#   Essentra P.L.C.                                      1,468,954   10,366,256
*   Evraz P.L.C.                                         1,660,604    5,218,896
    Ferrexpo P.L.C.                                      1,615,132    5,073,428
*   Gem Diamonds, Ltd.                                     654,276      710,392
    Hill & Smith Holdings P.L.C.                           430,840    7,614,875
    Hochschild Mining P.L.C.                             1,509,803    6,308,312
    Ibstock P.L.C.                                       1,099,016    3,699,456
*   KAZ Minerals P.L.C.                                  1,307,816   12,387,196
#*  Lonmin P.L.C.                                        1,647,895    1,799,082
    Low & Bonar P.L.C.                                   1,194,233    1,355,196
    Marshalls P.L.C.                                     1,111,593    5,626,648
*   Petra Diamonds, Ltd.                                 3,145,803    3,965,355

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
Materials -- (Continued)
#*    Petropavlovsk P.L.C.                            13,841,290 $    1,337,743
      RPC Group P.L.C.                                 2,047,901     24,213,979
      Synthomer P.L.C.                                 1,372,318      8,869,005
      Vedanta Resources P.L.C.                           113,832      1,156,155
      Victrex P.L.C.                                     446,927     11,631,469
      Zotefoams P.L.C.                                    93,537        396,775
                                                                 --------------
Total Materials                                                     169,406,389
                                                                 --------------
Real Estate -- (2.4%)
      Capital & Counties Properties P.L.C.             3,987,350     15,157,296
      CLS Holdings P.L.C.                                349,925        982,792
      Countrywide P.L.C.                                 661,452      1,344,029
      Daejan Holdings P.L.C.                              41,098      3,535,155
      Foxtons Group P.L.C.                             1,025,578      1,214,969
      Grainger P.L.C.                                  2,889,443     10,025,702
      Harworth Group P.L.C.                               30,680         38,044
      Helical P.L.C.                                     641,824      2,928,261
      LSL Property Services P.L.C.                       333,276      1,117,089
*     Raven Russia, Ltd.                               1,039,140        665,513
      Savills P.L.C.                                     798,395      9,628,014
      St. Modwen Properties P.L.C.                     1,185,179      5,603,265
      U & I Group P.L.C.                                 722,241      1,792,308
                                                                 --------------
Total Real Estate                                                    54,032,437
                                                                 --------------
Telecommunication Services -- (1.5%)
      Inmarsat P.L.C.                                  2,301,865     23,557,702
      KCOM Group P.L.C.                                3,197,302      3,871,063
#     TalkTalk Telecom Group P.L.C.                    2,586,447      6,134,533
                                                                 --------------
Total Telecommunication Services                                     33,563,298
                                                                 --------------
Utilities -- (1.6%)
      Drax Group P.L.C.                                2,289,914      9,621,687
      Pennon Group P.L.C.                              2,156,201     22,918,307
      Telecom Plus P.L.C.                                326,650      4,936,163
                                                                 --------------
Total Utilities                                                      37,476,157
                                                                 --------------
TOTAL COMMON STOCKS                                               2,236,246,267
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,236,246,267
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@  DFA Short Term Investment Fund                   4,816,888     55,741,028
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,922,571,509)^^            $2,291,987,295
                                                                 ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary         --    $  462,391,453   --    $  462,391,453
   Consumer Staples               --       109,621,075   --       109,621,075
   Energy                         --        86,893,233   --        86,893,233
   Financials                     --       351,209,424   --       351,209,424
   Health Care                    --        81,284,208   --        81,284,208
   Industrials                    --       620,867,116   --       620,867,116
   Information Technology         --       229,501,477   --       229,501,477
   Materials                      --       169,406,389   --       169,406,389
   Real Estate                    --        54,032,437   --        54,032,437
   Telecommunication Services     --        33,563,298   --        33,563,298
   Utilities                      --        37,476,157   --        37,476,157
Securities Lending Collateral     --        55,741,028   --        55,741,028
                                  --    --------------   --    --------------
TOTAL                             --    $2,291,987,295   --    $2,291,987,295
                                  ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (90.7%)

AUSTRIA -- (3.2%)
    Agrana Beteiligungs AG                                  18,464 $  2,502,425
    ANDRITZ AG                                             344,641   21,100,195
    Atrium European Real Estate, Ltd.                      786,864    3,677,927
#   Austria Technologie & Systemtechnik AG                 154,803    2,054,865
    BUWOG AG                                               466,697   13,714,419
    CA Immobilien Anlagen AG                               425,659   10,985,302
#   DO & CO AG                                              33,913    2,482,186
    EVN AG                                                 204,617    3,132,766
*   FACC AG                                                 89,513    1,082,722
    Flughafen Wien AG                                       14,487      569,760
#   IMMOFINANZ AG                                        3,932,033    9,563,466
    Josef Manner & Co. AG                                      870       58,829
    Kapsch TrafficCom AG                                    33,944    1,916,795
    Lenzing AG                                              60,181   10,766,945
    Mayr Melnhof Karton AG                                  49,633    6,541,956
    Oberbank AG                                             45,050    4,123,977
    Oesterreichische Post AG                               203,557    9,359,039
    Palfinger AG                                            86,337    4,035,046
    POLYTEC Holding AG                                     101,937    1,883,379
#   Porr Ag                                                 50,044    1,783,869
*   Raiffeisen Bank International AG                       518,738   15,287,045
    RHI AG                                                 147,894    5,580,421
#   Rosenbauer International AG                             18,912    1,144,508
    S IMMO AG                                              330,386    4,944,267
#*  Schoeller-Bleckmann Oilfield Equipment AG               63,374    4,799,671
    Semperit AG Holding                                     68,546    2,094,023
    Strabag SE                                             105,005    4,660,923
    Telekom Austria AG                                     624,787    5,648,597
    UBM Development AG                                       4,650      213,819
    UNIQA Insurance Group AG                               761,218    7,880,364
    Verbund AG                                             308,524    6,102,921
#   Vienna Insurance Group AG Wiener Versicherung Gruppe   189,476    5,703,796
    Wienerberger AG                                        617,965   14,205,847
#   Wolford AG                                              11,252      232,685
    Zumtobel Group AG                                      163,135    3,230,319
                                                                   ------------
TOTAL AUSTRIA                                                       193,065,074
                                                                   ------------
BELGIUM -- (3.9%)
#*  Ablynx NV                                              327,147    4,952,686
    Ackermans & van Haaren NV                              134,383   24,295,091
*   AGFA-Gevaert NV                                      1,117,046    5,208,276
    Atenor                                                   7,598      433,592
    Banque Nationale de Belgique                               204      703,560
    Barco NV                                                68,081    6,818,799
    Bekaert SA                                             203,089    9,822,943
*   Biocartis NV                                            19,240      234,707
    bpost SA                                               463,054   12,676,650
#*  Celyad SA                                               37,417    1,244,476
    Cie d'Entreprises CFE                                   49,147    7,245,644
    Cie Immobiliere de Belgique SA                          14,788      920,900
    Co.Br.Ha Societe Commerciale de Brasserie SA               111      453,599

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                          138,545 $  6,562,923
*   Dalenys                                                20,562      208,049
    Deceuninck NV                                         381,524    1,558,757
*   Econocom Group SA                                     686,666    5,247,712
    Elia System Operator SA                               169,789    9,956,908
#   Euronav NV                                            746,423    5,955,011
    EVS Broadcast Equipment SA                             75,122    3,048,175
#   Exmar NV                                              174,456    1,024,174
#*  Fagron                                                246,603    3,367,405
*   Galapagos NV(B07MXC1)                                  23,052    1,836,547
*   Galapagos NV(B07Q2V5)                                 220,186   17,492,909
    Gimv NV                                                38,445    2,432,530
#   Ion Beam Applications                                 115,719    4,104,056
    Jensen-Group NV                                        14,156      686,068
#   Kinepolis Group NV                                     94,699    5,441,281
#   Lotus Bakeries                                          1,454    4,061,865
#*  MDxHealth                                             189,412    1,112,305
    Melexis NV                                            113,838    9,792,985
#*  Nyrstar NV                                            745,541    4,841,346
    Ontex Group NV                                        431,483   14,797,192
    Orange Belgium SA                                     169,887    4,190,231
    Picanol                                                28,800    3,610,711
    RealDolmen                                              8,137      254,025
    RealDolmen NV                                             120            3
    Recticel SA                                           247,048    1,947,485
#   Resilux                                                 5,092      904,335
    Roularta Media Group NV                                10,263      265,633
    Sapec                                                   1,288       91,340
    Sioen Industries NV                                    50,430    1,751,062
    Sipef SA                                               31,362    2,307,882
*   Telenet Group Holding NV                               35,452    2,475,059
    TER Beke SA                                             2,374      498,988
*   Tessenderlo Group SA                                  213,754    9,384,176
#*  ThromboGenics NV                                      159,152      596,199
*   TiGenix NV                                            390,968      416,343
    Umicore SA                                            351,800   28,243,250
#   Van de Velde NV                                        35,498    1,911,674
*   Viohalco SA                                           583,796    1,910,077
                                                                  ------------
TOTAL BELGIUM                                                      239,297,594
                                                                  ------------
DENMARK -- (4.8%)
#   ALK-Abello A.S.                                        34,499    5,437,529
    Alm Brand A.S.                                        527,605    5,289,121
#   Ambu A.S. Class B                                     129,396    8,425,580
    Arkil Holding A.S. Class B                                504       83,148
*   Bang & Olufsen A.S.                                   238,410    4,171,512
    BankNordik P/F                                          1,753       35,434
#*  Bavarian Nordic A.S.                                  204,295   13,373,303
    Brodrene Hartmann A.S.                                 16,148      989,167
#   Columbus A.S.                                         282,092      610,003
#*  D/S Norden A.S.                                       182,838    3,627,170
    DFDS A.S.                                             175,917   10,033,379
    Djurslands Bank A.S.                                    8,970      366,215

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    FLSmidth & Co. A.S.                                    260,041 $ 15,915,646
    Fluegger A.S. Class B                                    4,198      250,697
#   GN Store Nord A.S.                                     855,243   26,013,197
    Gronlandsbanken A.S.                                     1,125      112,063
*   H+H International A.S. Class B                          54,662      934,633
    Harboes Bryggeri A.S. Class B                           16,516      312,784
    IC Group A.S.                                           40,541      926,673
*   Jeudan A.S.                                              5,970      667,336
    Jyske Bank A.S.                                        442,147   27,712,155
    Lan & Spar Bank                                          4,981      398,919
    Matas A.S.                                             200,030    3,086,960
*   NKT A.S.                                               177,351   15,579,316
#   NNIT A.S.                                               27,600      882,855
    Nordjyske Bank A.S.                                     40,624      776,333
    Parken Sport & Entertainment A.S.                       33,556      463,007
    Per Aarsleff Holding A.S.                              120,639    3,009,140
    Ringkjoebing Landbobank A.S.                           124,040    6,530,451
    Roblon A.S. Class B                                      2,700      143,206
    Rockwool International A.S. Class A                        116       25,002
    Rockwool International A.S. Class B                     45,423   10,337,260
    Royal Unibrew A.S.                                     227,860   11,353,523
    RTX A.S.                                                42,670    1,100,970
*   Santa Fe Group A.S.                                    127,806    1,158,143
    Schouw & Co. AB                                         79,335    8,711,635
    SimCorp A.S.                                           238,443   14,909,371
    Solar A.S. Class B                                      32,838    1,955,613
    Spar Nord Bank A.S.                                    483,762    6,501,649
    Sydbank A.S.                                           488,792   20,361,164
    TDC A.S.                                             4,743,975   29,272,949
#   Tivoli A.S.                                              9,370      903,926
*   TK Development A.S.                                    608,784    1,036,177
*   Topdanmark A.S.                                        491,266   16,785,936
    United International Enterprises                        10,218    2,153,313
#*  Vestjysk Bank A.S.                                      68,903      134,638
*   William Demant Holding A.S.                            195,282    5,188,440
#*  Zealand Pharma A.S.                                    114,486    2,278,535
                                                                   ------------
TOTAL DENMARK                                                       290,325,176
                                                                   ------------
FINLAND -- (5.9%)
#   Afarak Group Oyj                                       261,495      244,900
    Ahlstrom-Munksjo Oyj                                    99,431    2,051,009
    Aktia Bank Oyj                                         133,358    1,452,171
    Alandsbanken Abp Class B                                21,354      363,726
    Alma Media Oyj                                          42,130      323,100
    Amer Sports Oyj                                        641,324   17,226,679
    Apetit Oyj                                              18,766      308,891
    Aspo Oyj                                                92,762      990,255
    Atria Oyj                                               58,225      778,779
*   BasWare Oyj                                             43,305    2,061,403
#   Bittium Oyj                                            160,617    1,415,243
    Cargotec Oyj Class B                                   235,592   14,383,500
#*  Caverion Corp.                                         539,066    4,509,886
    Citycon Oyj                                          2,246,894    6,114,643

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Cramo Oyj                                              193,511 $  5,551,414
    Digia Oyj                                               62,886      207,655
    Elisa Oyj                                              734,075   30,219,572
    F-Secure Oyj                                           536,379    2,436,897
    Finnair Oyj                                            469,550    5,080,266
    Fiskars Oyj Abp                                        194,018    4,873,955
*   Glaston Oyj Abp                                         46,084       22,910
    HKScan Oyj Class A                                     178,153      636,655
    Huhtamaki Oyj                                          533,384   20,669,038
    Ilkka-Yhtyma Oyj                                        61,503      234,833
    Kemira Oyj                                             700,602    8,830,878
    Kesko Oyj Class A                                       32,603    1,653,922
    Kesko Oyj Class B                                      345,206   17,455,018
    Konecranes Oyj                                         330,051   14,725,548
    Lassila & Tikanoja Oyj                                 183,660    4,185,550
    Lemminkainen Oyj                                        30,098      902,214
#   Metsa Board Oyj                                      1,336,761    9,455,764
#   Metso Oyj                                              615,247   19,573,311
    Nokian Renkaat Oyj                                     659,051   26,872,339
    Olvi Oyj Class A                                        68,749    2,417,503
    Oriola Oyj Class A                                       6,054       27,005
    Oriola Oyj Class B                                     628,439    2,695,490
    Orion Oyj Class A                                      123,872    6,282,033
    Orion Oyj Class B                                      343,180   17,344,572
    Outokumpu Oyj                                        3,022,031   25,394,559
#*  Outotec Oyj                                          1,238,541    8,078,631
    Pihlajalinna Oyj                                        30,169      608,266
    Ponsse Oy                                               51,890    1,505,509
*   Poyry Oyj                                              188,253    1,077,423
*   QT Group Oyj                                            55,899      450,078
    Raisio Oyj Class V                                     606,289    2,539,245
    Ramirent Oyj                                           524,612    5,229,320
    Rapala VMC Oyj                                         109,543      514,952
    Revenio Group Oyj                                       30,157    1,319,755
    Sanoma Oyj                                             754,064    7,004,249
#   SRV Group OYJ                                           23,502      125,429
*   Stockmann Oyj Abp Class A                               42,474      367,911
*   Stockmann Oyj Abp Class B                              170,645    1,477,436
    Technopolis Oyj                                        909,325    3,939,937
    Teleste Oyj                                             46,406      442,013
    Tieto Oyj                                              295,694    9,380,609
    Tikkurila Oyj                                          229,218    4,888,688
#   Uponor Oyj                                             298,122    4,813,657
    Vaisala Oyj Class A                                     49,697    2,390,092
    Valmet Oyj                                             672,903   12,266,002
    Viking Line Abp                                         10,366      247,818
#   YIT Oyj                                                809,736    6,876,354
                                                                   ------------
TOTAL FINLAND                                                       355,516,460
                                                                   ------------
FRANCE -- (12.9%)
    ABC Arbitrage                                          150,388    1,090,127
#   Actia Group                                             48,398      507,877
*   Air France-KLM                                         993,402   13,450,642

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Akka Technologies                                        51,478 $ 2,811,762
    Albioma SA                                              118,364   2,781,249
    Altamir                                                 127,225   2,531,793
    Alten SA                                                142,403  12,294,081
    Altran Technologies SA                                  771,932  13,573,191
*   Antalis International SAS                                57,827     131,436
    April SA                                                 74,473   1,146,026
#*  Archos                                                  138,714     111,592
    Arkema SA                                               160,344  18,252,820
    Assystem                                                 62,634   2,402,487
    Aubay                                                    29,713   1,079,911
    Axway Software SA                                        35,286   1,013,431
    Bastide le Confort Medical                               10,585     494,795
    Beneteau SA                                             199,333   3,422,087
*   Bigben Interactive                                       20,885     239,600
    BioMerieux                                               47,470  10,460,176
    Boiron SA                                                38,334   3,591,052
    Bonduelle SCA                                            74,889   2,877,584
#   Bourbon Corp.                                            97,879     912,285
    Burelle SA                                                1,787   2,529,031
    Casino Guichard Perrachon SA                              3,794     231,401
    Catering International Services                          14,124     326,040
#*  Cegedim SA                                               23,645     902,411
#*  CGG SA                                                   97,011     428,421
    Chargeurs SA                                            101,172   2,934,029
    Cie des Alpes                                            45,531   1,487,545
    Cie Plastic Omnium SA                                   318,364  12,251,374
#*  Coface SA                                               301,901   2,854,695
    Derichebourg SA                                         584,687   5,122,379
    Devoteam SA                                              28,114   2,551,320
    Dom Security                                              2,414     174,460
#   Edenred                                               1,242,917  32,673,593
#   Electricite de Strasbourg SA                             21,168   2,996,376
    Elior Group                                             571,112  15,159,014
#   Elis SA                                                 425,085  10,277,980
*   Eramet                                                   28,909   1,824,944
*   Esso SA Francaise                                        15,303   1,028,870
    Euler Hermes Group                                       60,929   7,284,031
    Eurofins Scientific SE                                    6,763   3,767,323
    Euronext NV                                             290,273  16,963,428
    Europcar Groupe SA                                      246,147   3,583,931
    Eutelsat Communications SA                              387,546  10,488,627
    Exel Industries Class A                                  10,330   1,234,708
#   Faurecia                                                306,467  17,017,526
#   Fleury Michon SA                                          5,962     357,832
*   Fnac Darty SA                                            64,278   6,091,817
*   Gaumont SA                                               13,521   1,411,695
    Gaztransport Et Technigaz SA                            106,887   5,094,585
    GEA                                                       2,433     260,105
    Gevelot SA                                                3,466     754,693
    GL Events                                                48,589   1,441,675
    Groupe Crit                                              23,258   2,228,493
    Groupe Eurotunnel SE                                  1,128,264  12,510,858

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
*   Groupe Gorge                                             22,858 $   568,262
    Groupe Open                                              28,097     838,337
#   Guerbet                                                  32,666   2,939,781
#   Haulotte Group SA                                        74,466   1,310,896
    Havas SA                                                804,691   8,813,446
    HERIGE SADCS                                              4,147     189,522
#*  HiPay Group SA                                           24,579     472,355
*   ID Logistics Group                                        8,014   1,294,532
    Imerys SA                                               145,098  12,577,733
#   Ingenico Group SA                                       298,834  31,346,275
    Interparfums SA                                          57,598   2,288,823
    Ipsen SA                                                162,032  20,739,232
    IPSOS                                                   179,248   6,190,338
    Jacquet Metal Service                                    70,664   1,974,823
    Kaufman & Broad SA                                       55,607   2,409,542
    Korian SA                                               215,892   7,138,247
    Lagardere SCA                                           663,377  21,795,661
    Lanson-BCC                                                8,795     349,680
    Laurent-Perrier                                          12,372   1,120,479
    Le Belier                                                 3,587     193,448
    Le Noble Age                                             28,451   1,684,288
    Lectra                                                  124,651   3,585,001
    Linedata Services                                         8,608     501,442
    LISI                                                     96,951   4,674,020
    Maisons France Confort SA                                15,743   1,154,792
    Manitou BF SA                                            49,563   1,738,116
    Manutan International                                    14,076   1,447,431
    Mersen SA                                               117,956   4,358,236
#*  METabolic EXplorer SA                                   151,621     419,913
    Metropole Television SA                                 293,607   7,103,892
    MGI Coutier                                              56,015   2,253,057
    Mr Bricolage                                             30,731     578,806
#*  Naturex                                                  32,911   3,340,430
#   Neopost SA                                              189,677   8,697,673
    Nexans SA                                               188,998  10,826,627
    Nexity SA                                               195,055  10,461,956
#*  Nicox                                                   107,549   1,566,966
#*  NRJ Group                                                71,278     943,426
#   Oeneo SA                                                117,684   1,311,908
#*  Onxeo SA(B04P0G6)                                       202,356     968,063
#*  Onxeo SA(BPFJVR0)                                        48,958     230,136
    Orpea                                                   182,255  20,899,744
#*  Parrot SA                                                81,565     968,535
    PCAS                                                     10,780     230,460
#*  Pierre & Vacances SA                                     28,358   1,585,014
    Plastivaloire                                            33,509     861,816
    PSB Industries SA                                         8,161     515,218
    Rallye SA                                               139,003   2,954,118
    Rexel SA                                              1,596,995  25,289,141
#   Robertet SA                                               3,324   1,593,675
    Rothschild & Co.                                         27,814   1,034,460
    Rubis SCA                                               451,712  28,752,397
    Samse SA                                                  8,068   1,415,468

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Sartorius Stedim Biotech                               101,854 $  7,257,333
    Savencia SA                                             33,142    3,296,253
    SEB SA                                                  85,531   15,216,332
    Seche Environnement SA                                  11,799      460,914
#*  Sequana SA                                             289,137      321,170
#*  SES-imagotag SA                                          8,385      286,436
    Societe BIC SA                                             719       84,336
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                              60,258    2,351,344
#*  Societe Internationale de Plantations d'Heveas SA        7,700      768,943
    Societe Marseillaise du Tunnel Prado-Carenage SA         3,434       75,833
#   Societe pour l'Informatique Industrielle                39,566    1,052,762
*   SOITEC                                                  63,993    4,063,424
*   Solocal Group                                        3,289,445    3,310,956
    Somfy SA                                               104,795    9,930,555
    Sopra Steria Group                                      75,717   13,094,121
    SPIE SA                                                400,503   11,257,109
*   Stallergenes Greer P.L.C.                               12,201      518,567
#*  Ste Industrielle d'Aviation Latecoere SA               310,883    1,600,130
    Stef SA                                                 28,166    3,130,588
    STMicroelectronics NV                                  371,145    6,288,006
    Sword Group                                             35,526    1,459,047
    Synergie SA                                             69,989    3,316,291
    Tarkett SA                                             121,413    5,026,717
    Technicolor SA                                       1,482,868    5,390,831
    Teleperformance                                        327,253   45,597,015
#   Television Francaise 1                                 626,436    9,165,808
    Tessi SA                                                 6,807    1,247,264
#   TFF Group                                                5,065      912,868
#   Thermador Groupe                                        14,605    1,608,064
    Total Gabon                                              1,515      239,051
#*  Touax SA                                                 5,568       82,253
    Trigano SA                                              46,958    6,175,088
*   Ubisoft Entertainment SA                               521,852   33,020,447
    Union Financiere de France BQE SA                       16,855      576,119
#*  Vallourec SA                                         1,629,822    9,641,375
#*  Valneva SE                                             277,705      966,641
    Vetoquinol SA                                           16,625    1,033,205
    Vicat SA                                                88,509    6,466,014
    VIEL & Cie SA                                          161,700    1,116,512
    Vilmorin & Cie SA                                       27,056    2,385,714
#*  Virbac SA                                               22,063    3,937,900
    Vranken-Pommery Monopole SA                             18,262      525,952
*   Worldline SA                                            47,831    1,943,916
                                                                   ------------
TOTAL FRANCE                                                        786,118,055
                                                                   ------------
GERMANY -- (14.7%)
    Aareal Bank AG                                         409,233   17,068,497
*   Adler Modemaerkte AG                                    41,855      290,181
#*  ADLER Real Estate AG                                   138,479    2,170,458
    ADO Properties SA                                       43,595    1,967,907
#*  ADVA Optical Networking SE                             227,659    1,733,851
#*  AIXTRON SE                                             634,440    5,645,750
    All for One Steeb AG                                       569       43,705

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Allgeier SE                                              26,260 $   703,494
    Amadeus Fire AG                                          30,763   2,841,494
*   AS Creation Tapeten                                       7,109     207,677
    Atoss Software AG                                           193      17,500
    Aurubis AG                                              186,145  16,571,172
#   Axel Springer SE                                        194,300  12,337,839
    Basler AG                                                 5,205     983,185
    Bauer AG                                                 47,219   1,309,400
    BayWa AG(5838057)                                        78,978   2,922,608
    BayWa AG(5838068)                                           124       4,867
    Bechtle AG                                              160,666  11,564,903
#   Bertrandt AG                                             27,357   2,605,354
    Bijou Brigitte AG                                        19,396   1,342,917
#   Bilfinger SE                                            178,040   7,274,853
#*  Biotest AG                                               60,306   1,963,232
    Borussia Dortmund GmbH & Co. KGaA                       473,904   3,351,468
#   CANCOM SE                                                91,757   6,034,381
    Carl Zeiss Meditec AG                                   179,901   9,632,523
    CENIT AG                                                 50,111   1,393,318
    CENTROTEC Sustainable AG                                 44,227     978,813
    Cewe Stiftung & Co. KGAA                                 31,218   2,762,464
    Comdirect Bank AG                                       182,514   2,301,963
    CompuGroup Medical SE                                   119,816   7,137,837
*   Constantin Medien AG                                    340,089     748,148
    CropEnergies AG                                         116,924   1,257,380
    CTS Eventim AG & Co. KGaA                               219,481  10,173,031
    Data Modul AG                                            11,455   1,185,984
#   Delticom AG                                              28,981     530,964
    Deutsche Beteiligungs AG                                 60,768   2,862,860
#   Deutsche EuroShop AG                                    220,384   9,177,848
    Deutsche Pfandbriefbank AG                              200,653   2,643,804
    Deutz AG                                                599,311   4,449,168
*   Dialog Semiconductor P.L.C.                             382,079  16,649,894
    DIC Asset AG                                            265,874   2,867,233
#   Diebold Nixdorf AG                                        3,583     304,985
    DMG Mori AG                                              52,862   3,121,860
    Dr Hoenle AG                                             25,078   1,058,786
    Draegerwerk AG & Co. KGaA                                15,148   1,232,462
    Drillisch AG                                            227,365  15,209,430
    Duerr AG                                                133,802  16,302,011
    Eckert & Ziegler AG                                      18,549     785,273
    EDAG Engineering Group AG                                 2,864      45,464
    Elmos Semiconductor AG                                   53,988   1,316,111
#   ElringKlinger AG                                        167,277   2,918,009
*   Euromicron AG                                            32,612     330,310
*   Evotec AG                                             1,103,203  15,896,963
    Ferratum Oyj                                              8,069     219,704
#   Fielmann AG                                             114,167   9,169,239
*   First Sensor AG                                          22,812     374,540
    Francotyp-Postalia Holding AG Class A                    53,729     355,421
    Fraport AG Frankfurt Airport Services Worldwide         120,103  12,026,998
    Freenet AG                                              652,809  22,035,466
    Fuchs Petrolub SE                                       147,943   7,782,169

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Gerresheimer AG                                         198,146 $16,352,611
#   Gerry Weber International AG                             98,127   1,252,015
    Gesco AG                                                 45,478   1,441,636
#   GFT Technologies SE                                      90,843   1,688,654
    Grammer AG                                               79,765   4,531,969
#   GRENKE AG                                               109,860   9,489,892
*   H&R GmbH & Co. KGaA                                      41,501     564,733
    Hamburger Hafen und Logistik AG                         113,533   3,175,255
#*  Heidelberger Druckmaschinen AG                        1,506,720   5,130,404
    Hella KGaA Hueck & Co.                                  165,648   8,759,046
*   Highlight Communications AG                              94,846     566,229
#*  HolidayCheck Group AG                                   137,096     487,360
    Hornbach Baumarkt AG                                     23,795     884,544
#   Hugo Boss AG                                            322,458  24,322,453
    Indus Holding AG                                        129,827   9,716,986
    Isra Vision AG                                           18,038   3,303,228
    Jenoptik AG                                             262,122   7,221,989
#   K+S AG                                                1,020,067  26,524,969
*   Kampa AG                                                  7,101         193
    KION Group AG                                           151,158  13,116,474
    Kloeckner & Co. SE                                      555,392   6,140,597
    Koenig & Bauer AG                                        69,890   5,475,067
*   Kontron AG                                              437,004   1,799,684
#   Krones AG                                                75,365   9,376,815
    KSB AG                                                    3,466   1,960,629
    KWS Saat SE                                              15,970   6,487,377
    Lanxess AG                                              480,600  37,060,934
    LEG Immobilien AG                                       331,263  31,852,726
    Leifheit AG                                              36,580   1,448,695
    Leoni AG                                                184,167  10,893,197
#*  LPKF Laser & Electronics AG                              67,178     731,550
#*  Manz AG                                                  21,725     862,018
    MasterFlex SE                                            19,347     184,978
*   Mediclin AG                                              88,966     596,465
#*  Medigene AG                                              56,083     682,356
    MLP AG                                                  325,556   2,384,697
    MTU Aero Engines AG                                     241,140  35,339,978
    Nemetschek SE                                           107,874   8,371,014
#   Nexus AG                                                 51,805   1,593,973
#*  Nordex SE                                               307,691   4,201,274
    Norma Group SE                                          202,672  12,290,737
    OHB SE                                                   34,003   1,218,560
    OSRAM Licht AG                                          332,298  27,691,819
#   paragon AG                                                8,545     620,621
*   Patrizia Immobilien AG                                  289,524   5,230,033
*   Petro Welt Technologies AG                                6,474      50,170
#   Pfeiffer Vacuum Technology AG                            52,225   8,856,382
    PNE Wind AG                                             367,537   1,151,311
    Progress-Werk Oberkirch AG                                7,571     385,373
    PSI Software AG                                          27,232     505,163
    Puma SE                                                  10,528   4,220,624
*   PVA TePla AG                                             46,019     163,154
    QIAGEN NV                                               717,083  23,785,137

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
#   QSC AG                                                 498,723 $  1,096,275
    R Stahl AG                                              14,952      566,326
#   Rational AG                                             14,449    9,073,076
    Rheinmetall AG                                         226,133   22,565,803
    RHOEN-KLINIKUM AG                                      235,088    7,398,020
#   RIB Software SE                                        197,541    3,529,038
#   S&T AG                                                 181,514    3,172,992
    SAF-Holland SA                                         308,923    5,458,442
    Salzgitter AG                                          212,972    9,554,919
#*  Schaltbau Holding AG                                    27,311    1,197,003
    Schloss Wachenheim AG                                    7,479      161,834
    Secunet Security Networks AG                             2,531      299,695
#*  SGL Carbon SE                                           91,937    1,159,626
    SHW AG                                                  25,624    1,079,181
*   Siltronic AG                                            59,640    6,485,361
#   Sixt Leasing SE                                         22,232      526,673
#   Sixt SE                                                 80,910    5,719,332
#   SMA Solar Technology AG                                 61,977    2,247,653
*   SMT Scharf AG                                           18,103      253,889
#   Softing AG                                              21,576      297,503
    Software AG                                            309,788   13,544,885
    Stabilus SA                                             87,136    7,245,669
#   Stada Arzneimittel AG                                  306,492   23,863,284
    Stroeer SE & Co. KGaA                                  118,799    7,659,030
    Suedzucker AG                                          438,206    9,352,810
#*  Suess MicroTec AG                                      105,674    1,527,451
    Surteco SE                                              32,135      948,149
    TAG Immobilien AG                                      798,736   13,106,366
    Takkt AG                                               163,454    4,013,567
    Technotrans AG                                          34,509    1,697,691
*   Tele Columbus AG                                       100,013    1,147,886
    TLG Immobilien AG                                      261,130    5,663,557
#*  Tom Tailor Holding SE                                  193,167    1,620,128
#   Traffic Systems SE                                      23,180      448,388
    Uniper SE                                              312,671    6,443,829
    VERBIO Vereinigte BioEnergie AG                        127,536    1,450,649
*   Vossloh AG                                              68,437    4,551,796
#   VTG AG                                                  80,128    4,017,101
    Wacker Chemie AG                                        77,716    9,644,879
    Wacker Neuson SE                                       146,155    3,923,612
    Washtec AG                                              53,359    4,281,635
    Wuestenrot & Wuerttembergische AG                       28,617      739,052
    XING AG                                                 16,563    4,867,470
    Zeal Network SE                                         40,531    1,117,174
                                                                   ------------
TOTAL GERMANY                                                       895,057,573
                                                                   ------------
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                              399,607    1,437,057
    C&C Group P.L.C.(B011Y09)                            1,095,219    3,966,940
    Datalex P.L.C.                                          72,333      323,042
*   FBD Holdings P.L.C.                                    125,728    1,246,470
    Glanbia P.L.C.(0066950)                                700,613   14,591,514
    Glanbia P.L.C.(4058629)                                197,290    4,084,152

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    IFG Group P.L.C.                                        302,015 $   625,940
*   Independent News & Media P.L.C.                       1,593,163     210,793
    Irish Continental Group P.L.C.(BLP5857)                 465,289   2,955,920
    Irish Continental Group P.L.C.(BLP59W1)                 234,200   1,498,349
    Kingspan Group P.L.C.                                   729,261  24,290,837
    Smurfit Kappa Group P.L.C.                              601,045  17,875,691
                                                                    -----------
TOTAL IRELAND                                                        73,106,705
                                                                    -----------
ISRAEL -- (2.2%)
*   ADO Group, Ltd.                                          77,051   1,082,938
*   Afcon Holdings, Ltd.                                        240      11,902
#*  Africa Israel Investments, Ltd.                         909,111      69,456
*   Africa Israel Properties, Ltd.                           87,771   1,747,786
    Africa Israel Residences, Ltd.                              594      11,191
#*  Airport City, Ltd.                                      354,108   4,678,371
    Albaad Massuot Yitzhak, Ltd.                              1,142      18,579
#*  Allot Communications, Ltd.                              136,197     676,999
    Alony Hetz Properties & Investments, Ltd.                50,798     506,982
#   Alrov Properties and Lodgings, Ltd.                      48,457   1,393,794
#   Amot Investments, Ltd.                                  590,878   3,136,329
    Arad, Ltd.                                                1,053      10,759
#*  Arko Holdings, Ltd.                                     321,359     150,654
    Ashtrom Properties, Ltd.                                 30,421     133,303
#*  AudioCodes, Ltd.                                        165,181   1,125,606
#   Avgol Industries 1953, Ltd.                             423,762     520,081
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                  405,707     387,392
    Bayside Land Corp.                                        4,443   1,912,813
#   Big Shopping Centers, Ltd.                               27,880   1,953,172
*   BioLine RX, Ltd.                                         59,630      62,313
#   Blue Square Real Estate, Ltd.                            31,247   1,428,981
#*  Brack Capital Properties NV                              27,301   2,721,419
*   Camtek, Ltd.                                             13,466      71,984
    Carasso Motors, Ltd.                                     38,329     360,957
#*  Cellcom Israel, Ltd.                                    311,336   2,890,394
*   Ceragon Networks, Ltd.                                  297,222     690,108
#*  Clal Biotechnology Industries, Ltd.                     291,561     309,379
*   Clal Insurance Enterprises Holdings, Ltd.               124,733   2,019,556
    Cohen Development & Industrial Buildings, Ltd.            2,564      65,687
#*  Compugen, Ltd.                                          185,531     730,688
    Danel Adir Yeoshua, Ltd.                                  4,136     190,784
#   Delek Automotive Systems, Ltd.                          204,232   1,688,640
#   Delta-Galil Industries, Ltd.                             73,179   2,026,619
#   Direct Insurance Financial Investments, Ltd.             89,972     964,683
    El Al Israel Airlines                                 1,798,490   1,711,285
    Electra Consumer Products 1970, Ltd.                     50,581     991,887
    Electra, Ltd.                                            10,286   2,034,065
    Elron Electronic Industries, Ltd.                        62,094     315,347
    Energix-Renewable Energies, Ltd.                        344,779     281,520
*   Enlight Renewable Energy, Ltd.                          354,684     134,976
*   Equital, Ltd.                                            11,308     268,628
#*  Evogene, Ltd.                                            70,559     345,089
    First International Bank Of Israel, Ltd.                206,352   3,766,292
    FMS Enterprises Migun, Ltd.                              18,001     668,370

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Formula Systems 1985, Ltd.                               54,587 $ 2,002,353
    Fox Wizel, Ltd.                                          38,601     800,788
*   Gilat Satellite Networks, Ltd.                          146,815     803,082
*   Hadera Paper, Ltd.                                       12,929     790,117
#   Hamlet Israel-Canada, Ltd.                               19,810     286,543
    Harel Insurance Investments & Financial Services,
      Ltd.                                                  636,496   3,784,900
#   Hilan, Ltd.                                              59,950   1,088,200
    IDI Insurance Co., Ltd.                                  32,078   1,829,197
*   Industrial Buildings Corp., Ltd.                        475,849     644,792
#   Inrom Construction Industries, Ltd.                     252,085   1,164,493
*   Israel Discount Bank, Ltd. Class A                    2,690,939   6,936,944
    Israel Land Development Co., Ltd. (The)                  22,310     208,271
    Isras Investment Co., Ltd.                                  500      56,593
    Issta Lines, Ltd.                                         2,915      64,761
*   Jerusalem Oil Exploration                                50,465   2,677,674
*   Kamada, Ltd.                                            160,188     721,421
*   Kenon Holdings, Ltd.                                     50,627     704,643
    Kerur Holdings, Ltd.                                     23,086     652,203
    Klil Industries, Ltd.                                     5,093     570,102
    Maabarot Products, Ltd.                                  21,999     413,737
    Magic Software Enterprises, Ltd.                        106,119     842,407
#   Matrix IT, Ltd.                                         208,937   2,147,317
#   Maytronics, Ltd.                                        197,821     706,920
#*  Mazor Robotics, Ltd.                                    228,777   4,572,484
    Mediterranean Towers, Ltd.                               13,777      22,009
    Mega Or Holdings, Ltd.                                   18,705     193,030
    Meitav Dash Investments, Ltd.                            44,186     175,733
    Melisron, Ltd.                                           73,243   3,733,695
    Menora Mivtachim Holdings, Ltd.                         134,385   1,628,993
    Migdal Insurance & Financial Holding, Ltd.            2,192,100   2,248,630
#   Mivtach Shamir Holdings, Ltd.                            22,547     467,606
*   Naphtha Israel Petroleum Corp., Ltd.                    190,302   1,296,397
#   Nawi Brothers, Ltd.                                      23,681     154,717
    Neto ME Holdings, Ltd.                                    8,219     803,238
#*  Nova Measuring Instruments, Ltd.                        150,491   3,542,263
    Oil Refineries, Ltd.                                  6,029,190   2,803,547
*   Partner Communications Co., Ltd.                        638,671   3,236,315
    Paz Oil Co., Ltd.                                        29,796   4,974,490
*   Perion Network, Ltd.                                     16,455      27,223
*   Phoenix Holdings, Ltd. (The)                            356,371   1,515,956
    Plasson Industries, Ltd.                                 14,644     538,688
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     34,290   1,632,817
#*  Redhill Biopharma, Ltd.                                  45,309      44,727
#   Scope Metals Group, Ltd.                                 32,311     903,885
#   Shapir Engineering and Industry, Ltd.                   417,649   1,394,960
    Shikun & Binui, Ltd.                                  1,175,083   2,702,067
    Shufersal, Ltd.                                         411,270   2,234,583
#*  Space Communication, Ltd.                                17,611     108,783
    Strauss Group, Ltd.                                     172,240   3,298,413
    Summit Real Estate Holdings, Ltd.                       128,850     845,433
*   Suny Cellular Communication, Ltd.                        85,003      63,358
    Tadiran Holdings, Ltd.                                   12,474     336,462
#*  Tower Semiconductor, Ltd.                               426,432  11,341,829

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ISRAEL -- (Continued)
#*  Union Bank of Israel                                   202,328 $  1,040,635
                                                                   ------------
TOTAL ISRAEL                                                        134,048,182
                                                                   ------------
ITALY -- (10.1%)
    A2A SpA                                              8,855,726   15,064,653
    ACEA SpA                                               320,299    4,808,175
#*  Aedes SIIQ SpA                                         691,904      283,991
#*  Aeffe SpA                                              190,047      402,891
    Aeroporto Guglielmo Marconi Di Bologna SpA               7,416      123,653
    Amplifon SpA                                           515,448    7,388,335
    Anima Holding SpA                                    1,374,707   11,156,467
*   Ansaldo STS SpA                                        572,443    7,855,883
*   Arnoldo Mondadori Editore SpA                          825,914    1,720,446
    Ascopiave SpA                                          435,096    1,782,930
#   Astaldi SpA                                            309,909    2,058,542
    Autogrill SpA                                          728,145    8,645,348
#   Azimut Holding SpA                                     623,078   13,960,266
#*  Banca Carige SpA                                     1,998,068      599,784
    Banca Finnat Euramerica SpA                            616,149      279,218
    Banca Generali SpA                                     290,229   10,295,487
    Banca IFIS SpA                                         147,336    6,914,561
    Banca Mediolanum SpA                                 1,447,325   12,655,178
#*  Banca Monte dei Paschi di Siena SpA                     19,884      266,226
    Banca Popolare di Sondrio SCPA                       2,343,224   10,225,024
#   Banca Profilo SpA                                    1,388,807      350,683
    Banca Sistema SpA                                      147,147      385,387
*   Banco BPM SpA                                        6,471,527   23,570,633
    Banco di Desio e della Brianza SpA                     224,677      662,217
#   BasicNet SpA                                           184,584      862,966
#   BE                                                     392,662      399,443
    Biesse SpA                                              76,476    2,914,419
    BPER Banca                                           2,548,728   14,001,529
    Brembo SpA                                             806,265   12,398,347
    Brunello Cucinelli SpA                                 138,773    4,076,516
    Buzzi Unicem SpA                                       409,864   10,380,374
#   Cairo Communication SpA                                378,045    1,760,699
*   Caltagirone Editore SpA                                  6,277        8,926
*   Carraro SpA                                              8,815       31,507
    Cembre SpA                                              39,007      967,996
    Cementir Holding SpA                                   334,012    2,379,320
    Cerved Information Solutions SpA                     1,009,989   11,583,231
    CIR-Compagnie Industriali Riunite SpA                2,176,173    3,238,592
    Credito Emiliano SpA                                   487,193    4,202,381
#*  Credito Valtellinese SpA                               617,221    2,991,958
#*  d'Amico International Shipping SA                    1,174,234      364,952
    Danieli & C Officine Meccaniche SpA                     77,951    2,007,954
    Datalogic SpA                                          111,466    3,422,403
    Davide Campari-Milano SpA                            1,725,923   12,758,665
    De' Longhi SpA                                         279,516    9,192,671
    DeA Capital SpA                                        592,759      880,433
    DiaSorin SpA                                           119,477   10,420,531
    Digital Bros SpA                                         3,363       52,905
#   Ei Towers SpA                                           94,164    5,760,604

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    El.En. SpA                                               53,464 $ 1,567,128
*   Elica SpA                                                 4,665       9,863
    Emak SpA                                                233,497     436,504
    ePrice SpA                                               95,719     420,669
    ERG SpA                                                 372,364   5,320,894
    Esprinet SpA                                            169,978   1,312,947
#*  Eurotech SpA                                             90,850     139,946
*   Exprivia SpA                                             11,442      16,511
    Falck Renewables SpA                                    829,129   1,244,875
#   Fila SpA                                                 54,863   1,210,961
#*  Fincantieri SpA                                       2,358,732   2,786,929
    FinecoBank Banca Fineco SpA                           2,231,799  19,560,234
    FNM SpA                                                 747,367     475,216
*   GEDI Gruppo Editoriale SpA                              740,279     687,138
#   Geox SpA                                                478,801   1,900,176
    Gruppo MutuiOnline SpA                                  120,305   1,922,562
    Hera SpA                                              3,822,133  12,359,214
*   IMMSI SpA                                             1,202,186     651,681
    Industria Macchine Automatiche SpA                       76,905   7,622,914
    Infrastrutture Wireless Italiane SpA                    840,134   5,425,240
#*  Intek Group SpA                                       1,768,514     624,151
    Interpump Group SpA                                     425,898  12,958,482
    Iren SpA                                              3,118,364   7,935,440
    Italgas SpA                                           2,609,881  14,369,353
    Italmobiliare SpA                                        33,877     962,428
    IVS Group SA                                             29,942     476,561
#*  Juventus Football Club SpA                            2,220,681   1,561,554
    La Doria SpA                                             67,081     814,274
#   Maire Tecnimont SpA                                     643,190   3,608,441
#   MARR SpA                                                189,413   4,856,624
    Massimo Zanetti Beverage Group SpA                        7,455      70,687
#*  Mediaset SpA                                          4,351,208  17,009,135
    Moncler SpA                                             881,287  23,666,361
    Mondo TV SpA                                             10,510      49,933
    Nice SpA                                                 99,606     424,332
    OVS SpA                                                 577,703   4,370,038
#   Panariagroup Industrie Ceramiche SpA                     54,952     364,875
#   Parmalat SpA                                            697,227   2,526,659
#   Piaggio & C SpA                                       1,124,262   3,121,091
#*  Prelios SpA                                             127,326      16,884
    Prima Industrie SpA                                      21,258     662,503
    Prysmian SpA                                          1,026,230  32,824,893
    RAI Way SpA                                             224,084   1,233,157
    Recordati SpA                                           316,586  13,513,643
#   Reno de Medici SpA                                      840,050     425,233
    Reply SpA                                                23,975   5,068,822
#*  Retelit SpA                                             795,577   1,221,373
#*  Rizzoli Corriere Della Sera Mediagroup SpA              417,513     599,599
    Sabaf SpA                                                34,156     616,393
    SAES Getters SpA                                         43,539     914,359
*   Safilo Group SpA                                        176,776   1,355,381
#*  Saipem SpA                                            3,176,912  13,035,434
#   Salini Impregilo SpA                                  1,310,412   4,603,093

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
#   Salvatore Ferragamo SpA                                262,482 $  7,608,377
    Saras SpA                                            3,129,270    7,200,125
    SAVE SpA                                                91,740    2,271,887
    Servizi Italia SpA                                      40,168      207,369
    Sesa SpA                                                15,962      465,792
#*  Snaitech SpA                                           544,640    1,053,875
    Societa Cattolica di Assicurazioni SCRL                972,786    8,412,052
    Societa Iniziative Autostradali e Servizi SpA          362,319    4,985,479
#*  Sogefi SpA                                             323,297    1,639,858
    SOL SpA                                                164,650    1,998,349
    Tamburi Investment Partners SpA                        455,377    3,056,375
#*  Tiscali SpA                                          9,160,788      438,684
#   Tod's SpA                                               70,079    4,868,571
#*  Trevi Finanziaria Industriale SpA                      509,518      433,790
    TXT e-solutions SpA                                     28,342      404,021
#   Unione di Banche Italiane SpA                        6,512,761   31,463,623
    Unipol Gruppo Finanziario SpA                        2,680,207   12,547,883
#   UnipolSai Assicurazioni SpA                          4,421,278   10,221,016
    Vittoria Assicurazioni SpA                             136,425    1,911,974
#*  Yoox Net-A-Porter Group SpA                            280,998    9,307,326
    Zignago Vetro SpA                                      145,632    1,295,803
                                                                   ------------
TOTAL ITALY                                                         611,240,317
                                                                   ------------
NETHERLANDS -- (5.2%)
    Aalberts Industries NV                                 645,848   28,198,768
    Accell Group                                           150,045    4,573,943
*   AFC Ajax NV                                             18,134      223,328
    AMG Advanced Metallurgical Group NV                    171,531    5,921,264
    Amsterdam Commodities NV                               101,270    3,008,205
    APERAM SA                                              297,594   14,464,017
#   Arcadis NV                                             466,494    9,539,916
    ASM International NV                                   314,922   18,951,295
    BE Semiconductor Industries NV                         212,357   13,813,510
#   Beter Bed Holding NV                                   104,326    1,936,797
#   BinckBank NV                                           375,073    2,063,152
    Boskalis Westminster                                   594,181   21,251,871
#   Brunel International NV                                138,299    2,125,271
    Corbion NV                                             370,580   11,968,382
#   Flow Traders                                            96,337    2,917,164
*   Fugro NV                                               403,383    6,479,190
    Gemalto NV(B9MS8P5)                                    306,999   15,638,900
    Gemalto NV(B011JK4)                                    231,595   11,805,427
#*  Heijmans NV                                            141,912    1,200,149
    Hunter Douglas NV                                       17,720    1,550,513
    IMCD Group NV                                          145,489    8,145,803
    Intertrust NV                                           58,247      999,094
    KAS Bank NV                                             86,435      997,210
    Kendrion NV                                             79,933    3,410,005
#   Koninklijke BAM Groep NV                             2,089,839   12,427,008
    Koninklijke Vopak NV                                   353,510   16,831,454
*   Lucas Bols NV                                            3,916       91,759
    Nederland Apparatenfabriek                              27,865    1,279,918
#*  OCI NV                                                 531,075   11,377,523

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
#   Ordina NV                                              866,273 $  1,618,717
#   PostNL NV                                            2,599,766   12,305,455
    Refresco Group NV                                      194,325    3,796,881
    SBM Offshore NV                                      1,191,247   20,600,488
    Sligro Food Group NV                                   152,751    6,909,013
*   Telegraaf Media Groep NV                               170,034    1,211,512
    TKH Group NV                                           240,336   14,699,432
*   TomTom NV                                              838,890    8,904,657
    Van Lanschot Kempen NV                                  57,666    1,710,249
#   Wessanen                                               473,278    8,344,851
                                                                   ------------
TOTAL NETHERLANDS                                                   313,292,091
                                                                   ------------
NORWAY -- (2.3%)
    ABG Sundal Collier Holding ASA                       2,003,781    1,389,832
    AF Gruppen ASA                                          29,505      561,427
#*  Akastor ASA                                          1,076,530    2,205,310
*   Aker Solutions ASA                                     856,751    4,284,965
    American Shipping Co. ASA                              234,848      739,296
*   Archer, Ltd.                                           368,238      542,870
    Arendals Fossekompani A.S.                                  90       32,844
    Atea ASA                                               409,219    5,017,609
    Austevoll Seafood ASA                                  517,682    4,598,469
#*  Avance Gas Holding, Ltd.                               376,095    1,149,787
#*  Axactor AB                                           5,455,611    1,772,737
    Bakkafrost P/F                                         211,039    8,286,503
    Bonheur ASA                                            140,320    1,447,781
    Borregaard ASA                                         526,278    6,582,328
#   BW LPG, Ltd.                                           524,093    2,363,183
#*  BW Offshore, Ltd.                                      863,791    2,662,209
#*  DNO ASA                                              3,859,961    4,502,147
#*  DOF ASA                                              1,658,800      196,469
#   Ekornes ASA                                            123,183    1,786,841
    Entra ASA                                              141,667    1,882,969
    Europris ASA                                            45,869      214,488
#*  Fred Olsen Energy ASA                                  247,595      361,953
#   Frontline, Ltd.                                        344,307    1,996,271
#*  Funcom NV                                              835,906      306,756
    Grieg Seafood ASA                                      295,582    2,426,555
#*  Hexagon Composites ASA                                 437,202    1,550,156
#   Hoegh LNG Holdings, Ltd.                               279,030    3,129,163
*   Kongsberg Automotive ASA                             2,171,519    2,300,771
    Kongsberg Gruppen ASA                                  107,905    1,834,951
*   Kvaerner ASA                                         1,616,475    2,359,387
#*  NEL ASA                                              2,313,353      763,014
#*  Nordic Nanovector ASA                                  115,701    1,230,482
#*  Nordic Semiconductor ASA                               703,953    3,476,774
    Norway Royal Salmon ASA                                 20,408      350,208
#*  Norwegian Air Shuttle ASA                              154,653    3,797,156
#*  Norwegian Finans Holding ASA                           218,800    2,350,559
    Norwegian Property ASA                                  44,590       56,248
#   Ocean Yield ASA                                        248,488    2,122,755
*   Odfjell Drilling, Ltd.                                 147,404      399,294
    Odfjell SE Class A                                     134,257      505,837

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Olav Thon Eiendomsselskap ASA                          115,054 $  2,462,140
    Opera Software ASA                                     575,178    2,379,518
#*  Petroleum Geo-Services ASA                           1,952,682    4,282,647
#*  PhotoCure ASA                                           65,557      195,428
#*  Prosafe SE                                             149,365      577,697
#   Protector Forsikring ASA                               364,421    3,566,578
*   Q-Free ASA                                             179,836      203,178
#*  REC Silicon ASA                                     14,281,005    1,752,914
    Scatec Solar ASA                                       372,800    2,187,185
#*  Seadrill, Ltd.                                         463,580      173,039
    Selvaag Bolig ASA                                      171,736      797,089
#*  Sevan Marine ASA                                       124,800      207,239
    Skandiabanken ASA                                      152,499    1,716,491
    Solon Eiendom ASA                                        3,712        8,989
#*  Solstad Farstad ASA                                     99,014      118,204
#*  Songa Offshore                                         184,594      827,603
    SpareBank 1 SMN                                          2,422       24,458
    SpareBank 1 SR-Bank ASA                                269,957    2,694,422
    Stolt-Nielsen, Ltd.                                    151,270    2,311,865
    Storebrand ASA                                          33,758      281,583
#   TGS NOPEC Geophysical Co. ASA                          381,071    8,053,036
    Tomra Systems ASA                                      647,834    9,207,870
    Treasure ASA                                           300,823      622,748
    Veidekke ASA                                           443,333    5,860,398
*   Wallenius Wilhelmsen Logistics                         306,364    1,915,160
    Wilh Wilhelmsen Holding ASA Class A                     68,692    2,159,555
#   XXL ASA                                                292,490    2,848,886
                                                                   ------------
TOTAL NORWAY                                                        140,974,274
                                                                   ------------
PORTUGAL -- (1.0%)
    Altri SGPS SA                                          577,518    2,622,822
*   Banco Comercial Portugues SA Class R                67,212,193   19,158,177
    CTT-Correios de Portugal SA                            692,539    4,516,068
    EDP Renovaveis SA                                      182,845    1,461,269
    Ibersol SGPS SA                                         24,481      414,973
#   Mota-Engil SGPS SA                                     850,092    2,391,317
    Navigator Co. SA (The)                               2,010,412    8,665,261
    NOS SGPS SA                                          1,118,059    7,115,262
    Novabase SGPS SA                                        65,729      248,046
#   REN - Redes Energeticas Nacionais SGPS SA            1,468,029    4,757,140
    Semapa-Sociedade de Investimento e Gestao              128,708    2,501,598
    Sonae Capital SGPS SA                                  768,579      733,891
    Sonae SGPS SA                                        5,934,800    6,820,049
    Teixeira Duarte SA                                     710,639      278,919
                                                                   ------------
TOTAL PORTUGAL                                                       61,684,792
                                                                   ------------
SPAIN -- (5.3%)
    Acciona SA                                             194,158   16,596,521
    Acerinox SA                                            935,350   12,008,084
#   Adveo Group International SA                           104,096      387,238
    Alantra Partners SA                                     29,487      441,254
#   Almirall SA                                            364,691    3,527,334

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SPAIN -- (Continued)
#*  Amper SA                                              4,762,732 $ 1,343,266
    Applus Services SA                                      679,928   8,757,327
    Atresmedia Corp. de Medios de Comunicacion SA           489,833   5,749,086
    Azkoyen SA                                               64,022     584,096
*   Baron de Ley                                             13,360   1,698,713
#   Bolsas y Mercados Espanoles SHMSF SA                    412,428  15,127,052
    Cellnex Telecom SA                                      838,332  18,856,069
    Cia de Distribucion Integral Logista Holdings SA        242,484   6,261,156
    Cie Automotive SA                                       251,793   6,232,322
    Clinica Baviera SA                                        3,698      44,940
    Construcciones y Auxiliar de Ferrocarriles SA            91,240   4,056,976
#*  Deoleo SA                                             1,441,512     348,852
#   Distribuidora Internacional de Alimentacion SA        3,537,996  23,830,230
#*  Duro Felguera SA                                        489,623     435,031
    Ebro Foods SA                                           366,900   8,782,433
*   eDreams ODIGEO SA                                       314,785   1,095,736
    Elecnor SA                                              198,822   2,739,934
    Ence Energia y Celulosa SA                            1,045,746   4,456,636
    Ercros SA                                               793,700   2,883,719
    Euskaltel SA                                            431,467   4,411,596
    Faes Farma SA                                         1,444,899   4,582,471
    Fluidra SA                                              269,800   2,370,485
#*  Fomento de Construcciones y Contratas SA                141,812   1,560,031
    Grupo Catalana Occidente SA                             228,086  10,146,661
*   Grupo Empresarial San Jose SA                            91,203     405,729
#*  Grupo Ezentis SA                                      1,075,120     912,095
    Iberpapel Gestion SA                                     42,701   1,418,474
*   Indra Sistemas SA                                       705,130  10,910,028
    Inmobiliaria Colonial SA                              1,696,583  15,824,797
    Inmobiliaria del Sur SA                                   2,902      36,067
#   Laboratorios Farmaceuticos Rovi SA                       68,607   1,304,289
*   Liberbank SA                                          2,372,859   2,733,160
    Mediaset Espana Comunicacion SA                       1,004,667  12,662,626
    Melia Hotels International SA                           499,600   7,743,855
    Miquel y Costas & Miquel SA                              77,498   2,868,373
#   NH Hotel Group SA                                     1,358,586   9,051,267
#   Obrascon Huarte Lain SA                                 911,389   3,827,097
    Papeles y Cartones de Europa SA                         297,375   2,608,943
#*  Pescanova SA                                             68,547     111,900
*   Pharma Mar SA                                         1,078,930   4,898,246
#   Prim SA                                                  39,424     514,230
#*  Promotora de Informaciones SA Class A                   284,300   1,075,648
    Prosegur Cia de Seguridad SA                          1,400,764   9,574,047
#*  Quabit Inmobiliaria SA(BYYTT70)                         312,740     645,373
    Quabit Inmobiliaria SA(BYVXB02)                          15,637      32,394
*   Realia Business SA                                    1,048,913   1,356,535
#*  Sacyr SA                                              2,650,160   7,071,683
    Saeta Yield SA                                          207,924   2,385,834
    Siemens Gamesa Renewable Energy SA                      604,491   9,890,181
#*  Solaria Energia y Medio Ambiente SA                     298,467     482,121
#   Talgo SA                                                495,556   2,864,091
#   Tecnicas Reunidas SA                                    189,544   6,721,429
*   Tubacex SA                                              724,309   2,834,936

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#*  Tubos Reunidos SA                                      776,287 $    986,566
    Vidrala SA                                              84,838    6,617,482
#   Viscofan SA                                            246,069   14,639,566
*   Vocento SA                                             263,636      490,882
    Zardoya Otis SA                                        858,732    9,008,485
                                                                   ------------
TOTAL SPAIN                                                         323,823,678
                                                                   ------------
SWEDEN -- (7.3%)
    AAK AB                                                 121,469    8,978,471
    Acando AB                                              586,572    1,976,190
    AddLife AB                                              77,913    1,606,282
    AddNode Group AB                                        22,737      202,720
    AddTech AB Class B                                     296,441    5,782,818
    AF AB Class B                                          321,244    7,036,641
    Alimak Group AB                                         55,127      955,752
#*  Anoto Group AB                                       4,862,822      124,058
*   Arise AB                                                36,861       58,496
#   Atrium Ljungberg AB Class B                            120,488    2,057,505
    Attendo AB                                              74,223      933,777
#   Avanza Bank Holding AB                                 125,578    5,181,270
*   BE Group AB                                             12,555       90,933
    Beijer Alma AB                                         117,169    3,422,017
#*  Beijer Electronics Group AB                             53,995      296,301
    Beijer Ref AB                                           71,389    2,144,615
    Bergman & Beving AB                                    144,190    1,786,380
    Betsson AB                                             526,477    5,063,129
    Bilia AB Class A                                       634,778    6,132,740
    BillerudKorsnas AB                                      76,671    1,212,350
    BioGaia AB Class B                                      92,718    3,456,970
#*  BioInvent International AB                             515,778      159,479
    Biotage AB                                             305,541    2,202,685
#   Bjorn Borg AB                                           82,051      340,488
#   Bonava AB                                                9,670      168,069
    Bonava AB Class B                                      237,828    4,161,595
    Bufab AB                                                49,551      555,510
    Bulten AB                                               92,534    1,409,866
    Bure Equity AB                                         335,255    4,119,013
#   Byggmax Group AB                                       372,728    3,012,630
    Capio AB                                                 5,108       29,022
#   Catena AB                                               71,286    1,233,192
#   Cavotec SA                                              31,634      121,097
    Clas Ohlson AB Class B                                 214,919    4,418,222
    Cloetta AB Class B                                   1,447,612    5,180,687
*   Collector AB                                            38,748      461,465
    Com Hem Holding AB                                     779,264   11,380,709
    Concentric AB                                          370,988    5,820,973
    Concordia Maritime AB Class B                          100,760      164,708
    Coor Service Management Holding AB                      35,885      257,565
    Corem Property Group AB Class B                          2,296       13,736
    Dedicare AB Class B                                     16,704      274,434
    Dios Fastigheter AB                                    604,286    3,533,493
    Dometic Group AB                                        70,449      595,507
    Doro AB                                                157,429      984,436

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Duni AB                                                 210,955 $ 3,057,447
#   Dustin Group AB                                         235,306   1,973,741
    Eastnine AB                                              78,409     669,850
    Elanders AB Class B                                      36,056     429,695
#*  Eltel AB                                                192,132     611,122
    Enea AB                                                  63,008     601,982
    eWork Group AB                                           22,308     256,627
    Fabege AB                                               666,527  13,164,806
#   Fagerhult AB                                            208,317   2,741,906
#   Fenix Outdoor International AG                           11,104   1,173,253
#*  Fingerprint Cards AB Class B                            191,798     896,942
#   Granges AB                                              472,903   5,227,375
    Gunnebo AB                                              205,151   1,092,226
*   Haldex AB                                               218,762   2,920,006
    Heba Fastighets AB Class B                               42,288     576,560
    Hemfosa Fastigheter AB                                  740,858   9,088,412
    Hexpol AB                                               356,694   3,648,238
    HIQ International AB                                    297,368   1,988,282
    HMS Networks AB                                          29,214     428,841
#   Hoist Finance AB                                        160,566   1,779,323
    Holmen AB Class B                                       261,612  11,815,850
    Hufvudstaden AB Class A                                 166,758   2,902,661
#   Indutrade AB                                            442,678  10,920,133
#   Intrum Justitia AB                                      389,858  12,685,711
    Inwido AB                                               322,120   4,049,553
#   ITAB Shop Concept AB Class B                            112,880     974,515
    JM AB                                                   392,486  13,775,900
    KappAhl AB                                              420,801   2,393,962
#   Karo Pharma AB                                          296,365   1,551,285
#   Kindred Group P.L.C.                                  1,251,492  13,928,301
#   Klovern AB Class B                                    2,572,769   3,286,617
    KNOW IT AB                                               93,314   1,504,150
#   Kungsleden AB                                         1,024,206   6,736,640
    Lagercrantz Group AB Class B                            354,351   4,012,208
    Lifco AB Class B                                         54,552   1,818,771
    Lindab International AB                                 468,066   4,921,822
    Loomis AB Class B                                       406,666  15,108,480
*   Medivir AB Class B                                      157,280   1,304,253
#   Mekonomen AB                                            149,584   3,150,099
#   Modern Times Group MTG AB Class B                       319,844  11,115,842
*   Momentum Group AB Class B                               144,190   1,486,762
    MQ Holding AB                                           190,110     743,765
#   Mycronic AB                                             464,036   4,837,290
    NCC AB Class B                                          513,349  13,357,162
#   Nederman Holding AB                                       4,621     131,808
#*  Net Insight AB Class B                                  735,492     482,954
    NetEnt AB                                               953,177   9,197,117
    New Wave Group AB Class B                               319,163   2,223,449
    Nobia AB                                                745,291   7,651,854
#   Nobina AB                                               405,004   1,996,282
    Nolato AB Class B                                       172,169   7,560,735
    Nordax Group AB                                          23,020     126,217
    NP3 Fastigheter AB                                       29,912     176,733

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    OEM International AB Class B                            44,190 $    968,946
    Opus Group AB                                        1,289,836    1,125,692
#*  Orexo AB                                                 6,681       24,171
    Oriflame Holding AG                                    242,872    9,323,959
    Pandox AB                                               47,411      852,805
    Peab AB                                                876,860   10,292,816
    Pricer AB Class B                                      832,220    1,005,208
    Proact IT Group AB                                      50,363    1,288,012
    Probi AB                                                 1,642       75,224
#*  Qliro Group AB                                         795,678    1,637,192
#   Ratos AB Class B                                     1,504,874    7,189,020
*   RaySearch Laboratories AB                              130,088    3,184,126
#   Recipharm AB Class B                                   167,002    2,006,174
    Rezidor Hotel Group AB                                 426,060    1,641,979
    Rottneros AB                                           484,842      435,296
    Saab AB Class B                                         27,191    1,261,648
#   Sagax AB Class B                                       127,023    1,595,252
#*  SAS AB                                                 814,391    1,946,623
    Scandi Standard AB                                     224,885    1,608,185
    Scandic Hotels Group AB                                 89,633    1,246,231
    Sectra AB Class B                                       60,155    1,136,234
    Semcon AB                                              103,281      683,905
#*  Sensys Gatso Group AB                                1,035,356       89,790
    SkiStar AB                                             137,128    3,049,121
#*  SSAB AB Class A                                        186,603      950,406
#*  SSAB AB Class B                                      1,119,901    4,642,014
    Sweco AB Class B                                       326,793    7,981,305
    Swedol AB Class B                                       81,005      290,096
    Systemair AB                                            73,415    1,246,114
    Thule Group AB                                         400,366    7,791,453
#*  Tobii AB                                                49,569      222,247
    Troax Group AB                                           6,887      193,672
    VBG Group AB Class B                                     9,770      164,600
#   Victoria Park AB Class B                               567,966    1,932,978
#   Vitrolife AB                                            71,728    5,810,194
    Wallenstam AB Class B                                  906,444    9,228,468
    Wihlborgs Fastigheter AB                               385,249    9,370,981
                                                                   ------------
TOTAL SWEDEN                                                        442,845,648
                                                                   ------------
SWITZERLAND -- (10.7%)
    Allreal Holding AG                                      68,697   12,491,086
*   Alpiq Holding AG                                         6,898      584,942
    ALSO Holding AG                                         27,947    3,654,650
#   ams AG                                                 372,640   26,854,865
    APG SGA SA                                               7,581    3,419,432
#*  Arbonia AG                                             228,755    4,352,370
#   Aryzta AG                                              368,607   11,845,153
    Ascom Holding AG                                       210,467    4,168,344
    Autoneum Holding AG                                     16,300    3,916,868
    Bachem Holding AG Class B                               23,344    2,584,830
    Baloise Holding AG                                      39,603    6,362,857
    Bank Cler AG                                            30,867    1,386,922
    Banque Cantonale de Geneve                               8,078    1,332,714

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Banque Cantonale du Jura SA                               4,442 $   272,418
    Banque Cantonale Vaudoise                                11,753   8,503,268
    Belimo Holding AG                                         2,185   9,059,750
    Bell Food Group AG                                        5,249   2,415,485
    Bellevue Group AG                                        52,658   1,053,428
#   Berner Kantonalbank AG                                   23,655   4,480,359
    BFW Liegenschaften AG                                       620      29,392
    BKW AG                                                   64,177   3,656,896
    Bobst Group SA                                           44,716   4,978,482
    Bossard Holding AG Class A                               32,905   7,115,724
    Bucher Industries AG                                     34,470  11,493,948
#   Burckhardt Compression Holding AG                        12,768   3,792,328
    Burkhalter Holding AG                                    20,988   2,973,560
    Calida Holding AG                                        25,084   1,008,773
    Carlo Gavazzi Holding AG                                  1,916     699,366
    Cembra Money Bank AG                                    146,394  13,132,305
    Cham Paper Holding AG                                     1,894     775,430
*   Cicor Technologies, Ltd.                                  8,666     455,271
    Cie Financiere Tradition SA                               9,836     903,800
    Clariant AG                                             486,223  11,298,613
    Coltene Holding AG                                       20,595   2,130,409
    Conzzeta AG                                               6,901   7,221,844
#   Daetwyler Holding AG                                     37,940   6,200,964
    DKSH Holding AG                                         148,986  11,724,168
    dormakaba Holding AG                                     16,675  14,863,121
    Edmond de Rothschild Suisse SA                               41     703,844
#   EFG International AG                                    467,927   3,474,556
    Emmi AG                                                  12,810   9,025,199
    Energiedienst Holding AG                                 68,912   1,881,519
#*  Evolva Holding SA                                     1,761,042     837,875
    Feintool International Holding AG                         7,642     933,280
    Flughafen Zurich AG                                      70,548  17,992,473
    Forbo Holding AG                                          6,853  10,405,195
    GAM Holding AG                                        1,035,728  16,329,291
    Georg Fischer AG                                         22,880  26,022,377
    Gurit Holding AG                                          2,329   2,798,496
    Helvetia Holding AG                                      36,269  20,271,668
    Hiag Immobilien Holding AG                                3,901     482,740
#   HOCHDORF Holding AG                                       5,428   1,627,610
    Huber & Suhner AG                                        72,236   5,148,051
    Implenia AG                                              85,074   6,291,629
    Inficon Holding AG                                        9,382   5,145,271
    Interroll Holding AG                                      3,127   4,100,010
    Intershop Holding AG                                      8,065   3,988,681
#   Jungfraubahn Holding AG                                   5,914     697,339
    Kardex AG                                                35,549   3,918,131
    Komax Holding AG                                         18,489   5,400,668
    Kudelski SA                                             197,997   3,152,427
*   Lastminute.com NV                                         6,959      86,363
    LEM Holding SA                                            3,773   4,564,960
    Liechtensteinische Landesbank AG                         36,484   1,844,930
    Logitech International SA                               708,858  25,727,999
    Luzerner Kantonalbank AG                                 16,857   7,579,931

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    MCH Group AG                                              2,934 $   233,005
    Metall Zug AG Class B                                       894   3,740,796
#*  Meyer Burger Technology AG                            2,370,456   3,724,716
    Mobilezone Holding AG                                   133,170   1,927,901
    Mobimo Holding AG                                        34,840   9,945,719
#   OC Oerlikon Corp. AG                                  1,120,910  16,399,993
#*  Orascom Development Holding AG                           60,240     419,269
#   Orell Fuessli Holding AG                                  5,028     667,706
    Orior AG                                                 29,509   2,199,959
#   Panalpina Welttransport Holding AG                       63,044   7,981,840
#   Phoenix Mecano AG                                         3,266   1,900,058
    Plazza AG Class A                                         5,940   1,412,410
    PSP Swiss Property AG                                   225,870  20,551,760
    Rieter Holding AG                                        17,376   4,024,172
#   Romande Energie Holding SA                                2,625   3,542,297
#*  Schaffner Holding AG                                      2,950     974,496
*   Schmolz + Bickenbach AG                               2,988,059   2,747,098
    Schweiter Technologies AG                                 4,863   6,399,978
    SFS Group AG                                             51,982   5,913,442
    Siegfried Holding AG                                     21,530   6,261,135
    St Galler Kantonalbank AG                                11,846   5,276,607
    Sulzer AG                                               107,928  12,108,331
    Sunrise Communications Group AG                         183,234  14,450,564
    Swiss Prime Site AG                                     125,079  11,291,127
    Swissquote Group Holding SA                              47,918   1,380,037
    Tamedia AG                                               14,493   2,233,403
    Tecan Group AG                                           49,228   9,181,204
    Temenos Group AG                                        318,043  30,744,041
    Thurgauer Kantonalbank                                    1,541     160,474
    u-blox Holding AG                                        30,554   6,067,294
    Valiant Holding AG                                       99,933  11,779,793
    Valora Holding AG                                        15,777   5,237,098
    Vaudoise Assurances Holding SA                            5,615   3,123,654
    Vetropack Holding AG                                      1,088   2,297,392
*   Von Roll Holding AG                                     270,044     405,472
    Vontobel Holding AG                                     136,975   9,112,230
    VP Bank AG                                               11,723   1,476,435
    VZ Holding AG                                            11,594   3,733,990
    Walliser Kantonalbank                                    17,172   1,691,378
    Walter Meier AG                                          22,913   1,065,717
#   Ypsomed Holding AG                                       16,382   2,557,881
    Zehnder Group AG                                         60,690   2,130,539
#   Zug Estates Holding AG Class B                              894   1,711,541

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG                                  643 $    3,554,123
                                                                 --------------
TOTAL SWITZERLAND                                                   647,364,723
                                                                 --------------
UNITED STATES -- (0.0%)
*     Sapiens International Corp. NV                       8,658        102,954
                                                                 --------------
TOTAL COMMON STOCKS                                               5,507,863,296
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
*     Biotest AG                                          89,937      2,445,595
      Draegerwerk AG & Co. KGaA                           37,880      4,075,469
#     Fuchs Petrolub SE                                  212,417     12,610,219
      Jungheinrich AG                                    245,511      9,742,361
#     Sartorius AG                                       117,258     11,082,616
      Sixt SE                                             68,763      3,905,536
      STO SE & Co. KGaA                                    8,021      1,132,733
      Villeroy & Boch AG                                  42,172        900,387
                                                                 --------------
TOTAL GERMANY                                                        45,894,916
                                                                 --------------
TOTAL PREFERRED STOCKS                                               45,894,916
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                       254,689             --
                                                                 --------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                     844,597             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                        --
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,553,758,212
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund                  44,539,312    515,408,914
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,459,568,519)^^            $6,069,167,126
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Austria                             -- $  193,065,074   --    $  193,065,074
   Belgium                    $ 1,836,547    237,461,047   --       239,297,594
   Denmark                             --    290,325,176   --       290,325,176
   Finland                             --    355,516,460   --       355,516,460
   France                         131,436    785,986,619   --       786,118,055
   Germany                      2,527,965    892,529,608   --       895,057,573
   Ireland                             --     73,106,705   --        73,106,705
   Israel                              --    134,048,182   --       134,048,182
   Italy                               --    611,240,317   --       611,240,317
   Netherlands                 11,805,427    301,486,664   --       313,292,091
   Norway                              --    140,974,274   --       140,974,274
   Portugal                            --     61,684,792   --        61,684,792
   Spain                          111,900    323,711,778   --       323,823,678
   Sweden                       1,486,762    441,358,886   --       442,845,648
   Switzerland                         --    647,364,723   --       647,364,723
   United States                       --        102,954   --           102,954
Preferred Stocks
   Germany                             --     45,894,916   --        45,894,916
Securities Lending Collateral          --    515,408,914   --       515,408,914
                              ----------- --------------   --    --------------
TOTAL                         $17,900,037 $6,051,267,089   --    $6,069,167,126
                              =========== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (94.4%)
BRAZIL -- (4.5%)
    Ambev SA                                                855,320 $ 5,252,579
    Ambev SA ADR                                          5,984,451  36,385,462
    B3 SA - Brasil Bolsa Balcao                           2,587,090  16,999,206
    Banco Bradesco SA                                     1,227,581  11,868,959
    Banco do Brasil SA                                    1,076,318   9,905,984
    Banco Santander Brasil SA                               479,757   3,924,704
    BB Seguridade Participacoes SA                          967,525   8,516,863
    BR Malls Participacoes SA                               466,400   1,974,275
#   Braskem SA Sponsored ADR                                165,709   3,980,330
*   BRF SA                                                  428,568   5,074,071
#*  BRF SA ADR                                              276,507   3,260,018
    BTG Pactual Group                                        96,141     482,503
    CCR SA                                                2,156,612  11,812,315
*   Centrais Eletricas Brasileiras SA                       368,500   1,595,315
#   Centrais Eletricas Brasileiras SA ADR                    85,023     450,622
#*  Centrais Eletricas Brasileiras SA Sponsored ADR         100,200     431,862
    Cia de Saneamento Basico do Estado de Sao Paulo         424,900   4,571,454
    Cia de Saneamento Basico do Estado de Sao Paulo ADR     150,389   1,618,186
#*  Cia Siderurgica Nacional SA Sponsored ADR               241,268     588,694
    Cielo SA                                              1,808,236  15,134,597
*   Cosan Logistica SA                                       75,536     182,157
    Cosan SA Industria e Comercio                           209,443   2,424,645
    CPFL Energia SA                                         220,971   1,903,340
    CPFL Energia SA ADR                                      67,189   1,153,628
    Embraer SA Sponsored ADR                                200,469   4,063,507
    Engie Brasil Energia SA                                 250,101   2,807,105
    Equatorial Energia SA                                   183,400   3,334,706
    Fibria Celulose SA                                       22,600     239,745
    Fibria Celulose SA Sponsored ADR                        432,930   4,576,070
    Gerdau SA                                               201,832     688,016
    Gerdau SA Sponsored ADR                                 577,984   1,947,806
    Hypermarcas SA                                          473,562   4,250,645
    Itau Unibanco Holding SA                                445,626   4,727,278
    JBS SA                                                2,413,848   5,960,405
    Klabin SA                                               996,400   5,112,447
    Kroton Educacional SA                                 2,022,386   9,780,038
    Localiza Rent a Car SA                                   97,400   1,621,069
    Lojas Americanas SA                                     255,084   1,056,051
    Lojas Renner SA                                       1,545,302  14,519,649
    M Dias Branco SA                                        127,000   2,067,286
    Multiplan Empreendimentos Imobiliarios SA                98,000   2,258,964
    Natura Cosmeticos SA                                    112,200     901,313
*   Petroleo Brasileiro SA                                2,305,200  10,201,472
*   Petroleo Brasileiro SA Sponsored ADR                    772,593   6,806,544
    Raia Drogasil SA                                        381,000   8,430,420
*   Rumo SA                                                 831,800   2,758,129
    Telefonica Brasil SA ADR                                 16,000     238,080
    Tim Participacoes SA                                  1,162,813   3,967,589
    Tim Participacoes SA ADR                                 63,679   1,074,265
    Ultrapar Participacoes SA                               394,184   9,354,183
#   Ultrapar Participacoes SA Sponsored ADR                 254,308   6,019,470

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Vale SA                                                601,698 $  6,039,459
#   Vale SA Sponsored ADR                                1,209,916   12,135,457
    WEG SA                                                 440,666    2,676,484
                                                                   ------------
TOTAL BRAZIL                                                        289,105,421
                                                                   ------------
CHILE -- (1.3%)
    AES Gener SA                                         2,528,093      939,393
    Aguas Andinas SA Class A                             4,491,454    2,833,917
    Banco de Chile                                       1,445,838      209,158
    Banco de Chile ADR                                      55,229    4,720,968
    Banco de Credito e Inversiones                          65,688    3,964,275
    Banco Santander Chile ADR                              240,702    6,804,646
    Cencosud SA                                          1,874,706    5,336,272
    Cia Cervecerias Unidas SA                              109,017    1,453,062
    Cia Cervecerias Unidas SA Sponsored ADR                 78,551    2,090,242
    Colbun SA                                           11,915,903    2,787,389
#   Embotelladora Andina SA Class A ADR                      5,228      128,922
    Embotelladora Andina SA Class B ADR                     21,587      590,189
    Empresa Nacional de Telecomunicaciones SA               59,326      675,531
    Empresas CMPC SA                                     2,386,070    6,095,625
    Empresas COPEC SA                                      457,911    5,585,501
    Enel Americas SA ADR                                   853,477    8,534,771
    Enel Chile SA                                          610,581    3,339,878
    Enel Generacion Chile SA                               685,982      534,183
#   Enel Generacion Chile SA ADR                           152,864    3,564,788
#   Itau CorpBanca(45033E105)                               30,902      448,079
    Itau CorpBanca(BYT25P4)                            277,662,082    2,632,233
    Latam Airlines Group SA                                  8,686      102,047
    Latam Airlines Group SA Sponsored ADR                  634,556    7,443,342
    SACI Falabella                                         724,788    6,696,082
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR                                                  153,936    6,328,309
                                                                   ------------
TOTAL CHILE                                                          83,838,802
                                                                   ------------
CHINA -- (17.1%)
#*  58.com, Inc. ADR                                        63,800    3,256,990
#   AAC Technologies Holdings, Inc.                        634,000    8,516,941
    Agricultural Bank of China, Ltd. Class H            18,363,000    8,565,279
    Air China, Ltd. Class H                              2,890,000    2,606,399
*   Alibaba Group Holding, Ltd. Sponsored ADR              649,851  100,694,412
#*  Alibaba Pictures Group, Ltd.                         8,470,000    1,430,755
*   Aluminum Corp. of China, Ltd. ADR                      107,180    1,693,444
*   Aluminum Corp. of China, Ltd. Class H                  650,000      407,239
#   Angang Steel Co., Ltd. Class H                       1,338,000    1,084,385
    Anhui Conch Cement Co., Ltd. Class H                   985,500    3,640,736
    Anta Sports Products, Ltd.                           1,125,000    3,856,852
    AviChina Industry & Technology Co., Ltd. Class H     1,339,000      820,426
#   BAIC Motor Corp., Ltd. Class H                       1,528,000    1,373,670
*   Baidu, Inc. Sponsored ADR                              149,158   33,761,913
    Bank of China, Ltd. Class H                         52,494,181   25,817,294
    Bank of Communications Co., Ltd. Class H             5,935,515    4,390,422
    BBMG Corp. Class H                                   2,162,500    1,088,625
    Beijing Capital International Airport Co., Ltd.
      Class H                                            1,756,000    2,763,633

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.                      478,972 $ 2,541,924
    Beijing Enterprises Water Group, Ltd.                 4,292,000   3,561,443
#   Brilliance China Automotive Holdings, Ltd.            1,616,000   4,088,509
#   Byd Co., Ltd. Class H                                   547,386   3,406,914
    BYD Electronic International Co., Ltd.                  547,000   1,379,829
#   Central China Securities Co., Ltd. Class H              580,000     263,860
    CGN Power Co., Ltd. Class H                           6,045,000   1,654,371
    China Cinda Asset Management Co., Ltd. Class H        9,893,000   4,110,608
    China CITIC Bank Corp., Ltd. Class H                  6,509,928   4,219,657
#   China Coal Energy Co., Ltd. Class H                   2,695,777   1,330,686
    China Communications Construction Co., Ltd. Class H   3,529,000   4,700,208
    China Communications Services Corp., Ltd. Class H     2,194,000   1,191,714
    China Construction Bank Corp. Class H                65,499,590  54,385,255
    China Eastern Airlines Corp., Ltd.                        2,200      60,830
    China Eastern Airlines Corp., Ltd. Class H            1,734,000     955,530
    China Everbright Bank Co., Ltd. Class H               3,311,000   1,605,377
    China Everbright International, Ltd.                  2,508,000   3,270,464
#*  China Evergrande Group                                6,791,000  18,887,037
    China Galaxy Securities Co., Ltd. Class H             2,730,000   2,404,255
    China Gas Holdings, Ltd.                              1,904,000   4,605,514
#   China Hongqiao Group, Ltd.                            2,662,000   1,802,034
#   China Huarong Asset Management Co., Ltd. Class H      2,830,000   1,155,360
    China Huishan Dairy Holdings Co., Ltd.                2,888,000       2,888
    China International Capital Corp., Ltd. Class H         223,200     355,138
#   China International Marine Containers Group Co.,
      Ltd. Class H                                          437,500     914,420
#   China Life Insurance Co., Ltd. ADR                      834,193  13,246,985
    China Life Insurance Co., Ltd. Class H                   65,000     205,430
    China Longyuan Power Group Corp., Ltd. Class H        3,255,000   2,380,498
#   China Medical System Holdings, Ltd.                     530,000     904,151
    China Mengniu Dairy Co., Ltd.                         2,016,000   3,923,549
    China Merchants Bank Co., Ltd. Class H                3,120,554  10,246,457
    China Merchants Port Holdings Co., Ltd.               1,560,099   4,897,692
    China Minsheng Banking Corp., Ltd. Class H            4,658,500   4,681,834
    China Mobile, Ltd.                                      172,500   1,843,878
    China Mobile, Ltd. Sponsored ADR                        918,178  49,058,251
#   China Molybdenum Co., Ltd. Class H                    2,028,966   1,102,587
#   China Oilfield Services, Ltd. Class H                 1,632,000   1,390,461
    China Overseas Land & Investment, Ltd.                5,600,000  18,971,614
    China Pacific Insurance Group Co., Ltd. Class H       1,497,600   6,598,727
    China Petroleum & Chemical Corp. ADR                    132,615  10,103,914
    China Petroleum & Chemical Corp. Class H             11,600,800   8,794,193
    China Railway Construction Corp., Ltd. Class H        2,681,500   3,539,056
    China Railway Group, Ltd. Class H                     3,186,000   2,531,726
    China Railway Signal & Communication Corp., Ltd.
      Class H                                             1,100,000     859,566
    China Reinsurance Group Corp. Class H                    97,000      22,707
    China Resources Beer Holdings Co., Ltd.               1,613,611   4,074,523
#   China Resources Gas Group, Ltd.                       1,108,000   4,196,166
    China Resources Land, Ltd.                            3,234,666  10,379,743
    China Resources Power Holdings Co., Ltd.              1,954,517   3,721,650
    China Shenhua Energy Co., Ltd. Class H                2,188,000   5,442,477
    China Southern Airlines Co., Ltd. Class H             2,638,000   2,007,949
    China Southern Airlines Co., Ltd. Sponsored ADR          14,306     545,488
    China State Construction International Holdings,
      Ltd.                                                2,066,000   3,333,283

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Taiping Insurance Holdings Co., Ltd.            1,440,506 $ 4,325,517
    China Telecom Corp., Ltd. ADR                            56,720   2,709,514
    China Telecom Corp., Ltd. Class H                     4,088,000   1,943,157
*   China Unicom Hong Kong, Ltd.                          4,706,000   6,820,506
*   China Unicom Hong Kong, Ltd. ADR                        574,180   8,371,544
    China Vanke Co., Ltd. Class H                         1,382,600   4,073,734
    Chongqing Rural Commercial Bank Co., Ltd. Class H     4,350,000   3,205,117
    CITIC Securities Co., Ltd. Class H                    1,806,000   3,661,574
    CITIC, Ltd.                                           4,059,000   6,167,163
    CNOOC, Ltd.                                             463,000     518,219
    CNOOC, Ltd. Sponsored ADR                               115,920  13,035,204
*   COSCO SHIPPING Development Co., Ltd. Class H          2,657,000     628,637
*   COSCO SHIPPING Holdings Co., Ltd. Class H             1,437,000     891,219
    COSCO SHIPPING Ports, Ltd.                            1,041,312   1,273,716
#   Country Garden Holdings Co., Ltd.                     9,412,686  13,141,510
#   CRRC Corp., Ltd. Class H                              2,494,000   2,226,302
    CSPC Pharmaceutical Group, Ltd.                       4,882,000   7,607,743
    CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                          118,000     203,065
#*  Ctrip.com International, Ltd. ADR                       203,112  12,131,880
#   Dali Foods Group Co., Ltd.                              240,500     144,995
    Dalian Port PDA Co., Ltd. Class H                     1,495,000     273,488
*   Datang International Power Generation Co., Ltd.
      Class H                                             3,068,000   1,043,858
    Dongfeng Motor Group Co., Ltd. Class H                3,050,000   3,733,073
    ENN Energy Holdings, Ltd.                               786,000   5,336,030
    Everbright Securities Co., Ltd. Class H                  61,600      83,527
#   Fosun International, Ltd.                             2,542,222   3,849,380
#   Fullshare Holdings, Ltd.                              4,900,000   1,957,043
    Fuyao Glass Industry Group Co., Ltd. Class H            341,200   1,161,405
#   Geely Automobile Holdings, Ltd.                       4,750,000  10,968,361
    GF Securities Co., Ltd. Class H                         755,600   1,522,161
#   Great Wall Motor Co., Ltd. Class H                    3,764,500   4,821,448
    Guangdong Investment, Ltd.                            2,736,000   3,850,206
    Guangshen Railway Co., Ltd. Class H                     172,000      88,495
    Guangshen Railway Co., Ltd. Sponsored ADR                27,717     713,990
    Guangzhou Automobile Group Co., Ltd. Class H            974,259   2,093,590
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                           98,000     258,263
    Guangzhou R&F Properties Co., Ltd. Class H            2,458,800   4,389,966
    Haier Electronics Group Co., Ltd.                     1,403,000   3,612,695
    Haitian International Holdings, Ltd.                    530,000   1,518,313
    Haitong Securities Co., Ltd. Class H                  2,196,800   3,498,690
*   Hanergy Thin Film Power Group, Ltd.                   5,416,000      27,165
    Hengan International Group Co., Ltd.                    853,000   6,504,240
    Huadian Power International Corp., Ltd. Class H       1,738,000     733,573
    Huaneng Power International, Inc. Class H             1,598,000   1,126,420
#   Huaneng Power International, Inc. Sponsored ADR          34,452     980,159
    Huatai Securities Co., Ltd. Class H                     933,000   1,872,006
    Huishang Bank Corp., Ltd. Class H                       960,000     467,099
    Industrial & Commercial Bank of China, Ltd. Class H  58,306,185  40,741,854
*   JD.com, Inc. ADR                                        307,146  13,873,785
    Jiangsu Expressway Co., Ltd. Class H                  1,356,000   1,967,384
    Jiangxi Copper Co., Ltd. Class H                      1,444,000   2,632,215
    Kingboard Chemical Holdings, Ltd.                       344,500   1,550,983
    Kunlun Energy Co., Ltd.                               6,128,000   6,108,863

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Lee & Man Paper Manufacturing, Ltd.                    687,000 $    731,622
    Legend Holdings Corp. Class H                          178,200      466,027
#   Lenovo Group, Ltd.                                  10,021,278    6,198,630
    Longfor Properties Co., Ltd.                         2,266,500    5,688,004
*   Maanshan Iron & Steel Co., Ltd. Class H                650,000      314,792
    Metallurgical Corp. of China, Ltd. Class H           2,232,000      767,462
    Minth Group, Ltd.                                      444,000    2,044,406
*   Momo, Inc. Sponsored ADR                                44,081    1,936,478
    NetEase, Inc. ADR                                       73,351   22,832,699
    New China Life Insurance Co., Ltd. Class H             449,400    2,896,323
*   New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                         72,905    5,807,612
    Nine Dragons Paper Holdings, Ltd.                    1,888,000    2,809,012
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                            7,930,000    3,690,343
    PetroChina Co., Ltd. ADR                               125,562    8,112,561
    PetroChina Co., Ltd. Class H                         3,056,000    1,966,106
    PICC Property & Casualty Co., Ltd. Class H           4,690,132    8,725,322
    Ping An Insurance Group Co. of China, Ltd. Class H   4,622,500   34,216,268
#*  Semiconductor Manufacturing International Corp.      4,567,100    5,006,397
*   Semiconductor Manufacturing International Corp. ADR     15,278       84,487
#*  Shanghai Electric Group Co., Ltd. Class H            1,866,000      866,478
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                              292,500    1,070,572
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H     618,200    1,636,948
#   Shengjing Bank Co., Ltd. Class H                       244,500      217,647
    Shenzhou International Group Holdings, Ltd.            574,000    3,834,403
    Shimao Property Holdings, Ltd.                       3,034,871    6,045,581
    Sino Biopharmaceutical, Ltd.                         5,247,000    4,632,215
    Sinopec Engineering Group Co., Ltd. Class H          1,280,000    1,148,630
#*  Sinopec Oilfield Service Corp. Class H               1,818,000      280,856
    Sinopec Shanghai Petrochemical Co., Ltd. Class H     3,763,000    2,138,384
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                    7,418      424,874
    Sinopharm Group Co., Ltd. Class H                    1,224,000    5,123,025
    Sun Art Retail Group, Ltd.                           3,039,500    2,475,066
#   Sunac China Holdings, Ltd.                           1,425,000    3,790,792
    Sunny Optical Technology Group Co., Ltd.               536,000    6,369,794
    TAL Education Group ADR                                 18,809    2,948,687
    Tencent Holdings, Ltd.                               4,551,400  181,664,408
    Tingyi Cayman Islands Holding Corp.                  2,860,000    3,641,624
    Travelsky Technology, Ltd. Class H                     725,000    1,919,708
    Tsingtao Brewery Co., Ltd. Class H                     256,000    1,096,790
*   Vipshop Holdings, Ltd. ADR                             414,458    5,097,833
#   Want Want China Holdings, Ltd.                       6,644,000    4,486,964
#*  Weibo Corp. Sponsored ADR                               15,192    1,169,024
    Weichai Power Co., Ltd. Class H                      3,416,800    3,288,524
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              520,520      591,750
    Yanzhou Coal Mining Co., Ltd. Class H                  718,000      706,283
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR             60,169      587,851
    Zhejiang Expressway Co., Ltd. Class H                1,570,000    1,958,628
    Zhuzhou CRRC Times Electric Co., Ltd. Class H          447,000    2,126,580
    Zijin Mining Group Co., Ltd. Class H                 7,523,000    2,728,038
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                  1,589,400      808,943

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
*   ZTE Corp. Class H                                    401,685 $    1,031,533
                                                                 --------------
TOTAL CHINA                                                       1,104,270,823
                                                                 --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                    42,804        976,162
    Bancolombia SA                                       331,749      3,399,551
    Bancolombia SA Sponsored ADR                         140,271      6,135,454
    Cementos Argos SA                                    394,526      1,572,219
    Ecopetrol SA                                       2,862,362      1,337,178
#   Ecopetrol SA Sponsored ADR                           220,479      2,059,274
    Empresa de Energia de Bogota SA ESP                1,425,504        945,201
    Grupo Argos SA                                       115,500        830,820
    Grupo Aval Acciones y Valores SA                     112,983        999,900
    Grupo de Inversiones Suramericana SA                 262,614      3,695,426
    Grupo Nutresa SA                                     192,940      1,725,139
    Interconexion Electrica SA ESP                       609,290      2,791,263
                                                                 --------------
TOTAL COLOMBIA                                                       26,467,587
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                             323,343      5,866,310
    Komercni banka A.S.                                   73,792      3,179,132
    O2 Czech Republic A.S.                                70,083        896,389
    Pegas Nonwovens SA                                     4,849        223,350
    Philip Morris CR A.S.                                    712        491,048
    Unipetrol A.S.                                        64,285        858,629
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 11,514,858
                                                                 --------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                     142,858        660,004
#   Commercial International Bank Egypt S.A.E.
      GDR(566828901)                                   1,400,823      6,474,695
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                      22,886         58,359
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                      13,986         35,695
                                                                 --------------
TOTAL EGYPT                                                           7,228,753
                                                                 --------------
GREECE -- (0.2%)
*   Alpha Bank AE                                        105,217        252,236
*   Eurobank Ergasias SA                                     331            362
*   FF Group                                              29,722        712,090
    Hellenic Petroleum SA                                112,224      1,037,645
    Hellenic Telecommunications Organization SA          340,319      4,339,714
    JUMBO SA                                             168,373      2,819,617
    Motor Oil Hellas Corinth Refineries SA                96,253      2,167,212
*   National Bank of Greece SA                           128,189         51,822
    OPAP SA                                              278,698      3,206,923
*   Piraeus Bank SA                                       20,676          5,678
    Titan Cement Co. SA                                   61,385      1,709,841
                                                                 --------------
TOTAL GREECE                                                         16,303,140
                                                                 --------------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                       143,126     12,404,188
    OTP Bank P.L.C.                                      362,066     13,473,883

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt                                     142,758 $ 3,652,363
                                                                    -----------
TOTAL HUNGARY                                                        29,530,434
                                                                    -----------
INDIA -- (12.1%)
    ABB India, Ltd.                                          33,317     738,790
    ACC, Ltd.                                                64,891   1,754,854
    Adani Ports & Special Economic Zone, Ltd.               932,153   5,763,690
*   Aditya Birla Capital, Ltd.                              324,352     782,980
*   Aditya Birla Fashion and Retail, Ltd.                   569,103   1,534,655
    Alkem Laboratories, Ltd.                                  5,463     155,069
    Ambuja Cements, Ltd.                                  1,026,686   4,209,339
*   Apollo Hospitals Enterprise, Ltd.                        68,140   1,336,729
    Ashok Leyland, Ltd.                                   2,650,291   4,508,475
    Asian Paints, Ltd.                                      474,671   8,611,685
    Aurobindo Pharma, Ltd.                                  625,132   7,001,388
    Axis Bank, Ltd.                                       1,931,135  15,667,245
    Bajaj Auto, Ltd.                                        143,428   6,285,281
    Bajaj Finance, Ltd.                                     382,190  10,155,357
    Bajaj Finserv, Ltd.                                      70,539   5,501,683
    Bajaj Holdings & Investment, Ltd.                        55,103   2,078,075
    Balkrishna Industries, Ltd.                               8,407     214,203
    Bank of Baroda                                          910,704   2,359,624
*   Bank of India                                            63,756     164,938
    Berger Paints India, Ltd.                               344,368   1,331,356
    Bharat Electronics, Ltd.                                619,264   1,728,132
    Bharat Forge, Ltd.                                      225,753   4,037,706
    Bharat Heavy Electricals, Ltd.                        1,292,097   2,916,457
    Bharat Petroleum Corp., Ltd.                            794,100   5,829,543
    Bharti Airtel, Ltd.                                   1,665,743  10,900,114
    Bharti Infratel, Ltd.                                   770,553   4,806,173
    Biocon, Ltd.                                             82,285     494,691
    Bosch, Ltd.                                               8,153   3,077,133
    Britannia Industries, Ltd.                               26,712   1,621,728
    Cadila Healthcare, Ltd.                                 362,605   3,075,652
    Canara Bank                                             183,897   1,053,634
    Castrol India, Ltd.                                     123,940     774,317
    Cholamandalam Investment and Finance Co., Ltd.           42,688     798,285
    Cipla, Ltd.                                             532,515   4,665,491
    Coal India, Ltd.                                        547,750   2,131,522
    Colgate-Palmolive India, Ltd.                           142,544   2,401,311
    Container Corp. Of India, Ltd.                           68,913   1,227,701
    CRISIL, Ltd.                                              7,945     229,826
    Cummins India, Ltd.                                      94,559   1,454,981
    Dabur India, Ltd.                                       743,476   3,581,125
*   Dalmia Bharat, Ltd.                                      18,056     748,766
*   Divi's Laboratories, Ltd.                                77,507     812,783
*   DLF, Ltd.                                               648,136   1,948,886
    Dr Reddy's Laboratories, Ltd.                            71,015   2,627,909
#   Dr Reddy's Laboratories, Ltd. ADR                       148,465   5,432,334
    Edelweiss Financial Services, Ltd.                      379,112   1,208,876
    Eicher Motors, Ltd.                                      20,610   9,683,614
    Emami, Ltd.                                              90,332   1,563,754
    Exide Industries, Ltd.                                  296,450   1,005,227

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Federal Bank, Ltd.                                    1,158,004 $ 2,083,393
*   Future Retail, Ltd.                                      11,047      69,477
    GAIL India, Ltd.                                        730,151   4,283,310
    GAIL India, Ltd. GDR                                     38,388   1,346,024
    GlaxoSmithKline Consumer Healthcare, Ltd.                13,647   1,164,565
    GlaxoSmithKline Pharmaceuticals, Ltd.                    13,217     492,720
    Glenmark Pharmaceuticals, Ltd.                          302,977   3,287,969
    Godrej Consumer Products, Ltd.                          337,726   5,458,969
*   Godrej Industries, Ltd.                                  33,369     345,042
    Grasim Industries, Ltd.                                 231,681   3,858,798
    Gruh Finance, Ltd.                                       45,862     356,873
    Havells India, Ltd.                                     344,882   2,542,138
    HCL Technologies, Ltd.                                1,037,065  14,411,679
    HDFC Bank, Ltd.                                       1,441,144  40,037,570
    Hero MotoCorp, Ltd.                                     126,441   7,208,593
    Hindalco Industries, Ltd.                             2,059,572   7,064,693
    Hindustan Petroleum Corp., Ltd.                         939,293   5,604,332
    Hindustan Unilever, Ltd.                              1,148,145  20,766,873
    Housing Development Finance Corp., Ltd.               1,434,097  39,960,205
    ICICI Bank, Ltd.                                      1,639,695   7,720,909
    ICICI Bank, Ltd. Sponsored ADR                        1,147,735  10,685,408
    Idea Cellular, Ltd.                                   4,367,242   6,279,102
    IDFC Bank, Ltd.                                       1,688,407   1,567,980
    IIFL Holdings, Ltd.                                      45,190     419,438
    Indiabulls Housing Finance, Ltd.                        699,664  12,834,376
    Indian Oil Corp., Ltd.                                1,226,715   7,010,231
    IndusInd Bank, Ltd.                                     295,323   7,546,131
    Infosys, Ltd.                                         1,886,232  29,757,801
#   Infosys, Ltd. Sponsored ADR                             847,888  13,396,630
    ITC, Ltd.                                             4,896,443  21,757,491
    JSW Steel, Ltd.                                       3,656,090  12,595,585
    Kansai Nerolac Paints, Ltd.                              15,295     108,225
    Kotak Mahindra Bank, Ltd.                               653,023  10,416,025
    L&T Finance Holdings, Ltd.                              584,335   1,592,544
    Larsen & Toubro, Ltd.                                   544,770  10,131,910
    LIC Housing Finance, Ltd.                               790,530   8,487,993
    Lupin, Ltd.                                             355,461   5,712,879
    Mahindra & Mahindra Financial Services, Ltd.            315,471   1,969,759
    Mahindra & Mahindra, Ltd.                               553,359  12,124,633
*   Mangalore Refinery & Petrochemicals, Ltd.               193,197     372,614
    Marico, Ltd.                                            748,884   3,888,618
    Maruti Suzuki India, Ltd.                               138,331  16,697,552
    Max Financial Services, Ltd.                             20,666     196,178
*   MAX India, Ltd.                                           3,433       7,999
*   Motherson Sumi Systems, Ltd.                            858,513   4,351,463
    Motilal Oswal Financial Services, Ltd.                   14,147     235,265
    MRF, Ltd.                                                 2,969   3,196,904
    Muthoot Finance, Ltd.                                   120,995     894,497
    NBCC India, Ltd.                                         49,733     162,085
    Nestle India, Ltd.                                       37,106   3,912,883
    NHPC, Ltd.                                            2,269,230   1,074,963
    NTPC, Ltd.                                            1,672,358   4,277,250
    Oil & Natural Gas Corp., Ltd.                         1,483,958   3,909,618

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Oil India, Ltd.                                        281,395 $  1,276,326
    Oracle Financial Services Software, Ltd.                27,493    1,560,463
    Page Industries, Ltd.                                    1,932      494,308
    Petronet LNG, Ltd.                                     970,492    3,067,592
    Pidilite Industries, Ltd.                              196,824    2,433,413
    Piramal Enterprises, Ltd.                              115,727    5,327,843
    Power Finance Corp., Ltd.                            1,718,481    3,333,583
    Power Grid Corp. of India, Ltd.                      1,642,007    5,705,007
    Procter & Gamble Hygiene & Health Care, Ltd.            10,286    1,290,615
*   Punjab National Bank                                   749,199    1,898,299
    Rajesh Exports, Ltd.                                   106,916    1,186,423
    Ramco Cements, Ltd. (The)                               31,600      335,057
    Reliance Capital, Ltd.                                 160,610    1,806,173
    Reliance Industries, Ltd.                            1,625,226   40,917,961
    Rural Electrification Corp., Ltd.                    1,845,902    5,029,145
    Shree Cement, Ltd.                                      10,928    3,194,700
    Shriram City Union Finance, Ltd.                         1,315       46,871
    Shriram Transport Finance Co., Ltd.                    254,630    4,063,908
    Siemens, Ltd.                                           61,888    1,397,265
    State Bank of India                                  1,858,229    9,057,401
*   Steel Authority of India, Ltd.                         790,530      779,616
    Sun Pharmaceutical Industries, Ltd.                  1,256,320   10,384,966
    Sun TV Network, Ltd.                                   204,506    2,493,550
    Sundaram Finance, Ltd.                                  16,417      430,496
    Tata Communications, Ltd.                               42,596      445,885
    Tata Consultancy Services, Ltd.                        702,461   27,314,152
*   Tata Motors, Ltd.                                    1,650,833   11,435,739
    Tata Motors, Ltd. Sponsored ADR                         41,094    1,415,277
    Tata Power Co., Ltd. (The)                           2,105,165    2,691,080
    Tata Steel, Ltd.                                     1,014,947    8,978,885
    Tech Mahindra, Ltd.                                    966,990    5,801,796
    Titan Co., Ltd.                                        329,228    2,790,815
    Torrent Pharmaceuticals, Ltd.                           94,358    1,933,499
    TVS Motor Co., Ltd.                                    128,027    1,161,145
    Ultratech Cement, Ltd.                                  84,266    5,337,752
    United Breweries, Ltd.                                  96,720    1,228,842
*   United Spirits, Ltd.                                    58,173    2,297,669
    UPL, Ltd.                                              812,040   11,069,805
    Vakrangee, Ltd.                                        120,081      824,705
    Vedanta, Ltd.                                        3,767,158   16,410,714
    Vedanta, Ltd. ADR                                       42,052      740,115
    Voltas, Ltd.                                            85,600      673,433
    Wipro, Ltd.                                          1,757,751    7,910,878
    Yes Bank, Ltd.                                         342,375    9,669,282
    Zee Entertainment Enterprises, Ltd.                    719,876    6,060,039
                                                                   ------------
TOTAL INDIA                                                         781,331,737
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                                 48,343,700    6,474,604
    AKR Corporindo Tbk PT                                1,156,700      599,001
    Astra Agro Lestari Tbk PT                            1,205,244    1,331,830
    Astra International Tbk PT                          26,037,410   15,579,392
    Bank Central Asia Tbk PT                            15,250,200   21,411,992

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                        5,897,479 $  2,521,871
    Bank Mandiri Persero Tbk PT                         12,952,817   13,258,217
    Bank Negara Indonesia Persero Tbk PT                14,471,622    8,085,501
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 2,117,700      328,964
    Bank Rakyat Indonesia Persero Tbk PT                15,742,100   17,441,788
    Bank Tabungan Negara Persero Tbk PT                  1,065,100      207,818
*   Bayan Resources Tbk PT                                  79,500       38,710
    Bumi Serpong Damai Tbk PT                           15,448,500    2,074,997
    Charoen Pokphand Indonesia Tbk PT                   11,188,600    2,240,741
    Ciputra Development Tbk PT                           4,712,046      366,045
    Gudang Garam Tbk PT                                    698,400    3,990,318
    Indocement Tunggal Prakarsa Tbk PT                   2,000,200    2,625,546
    Indofood CBP Sukses Makmur Tbk PT                    3,456,800    2,165,707
    Indofood Sukses Makmur Tbk PT                       12,979,900    8,157,944
    Indosat Tbk PT                                       1,720,800      839,532
    Jasa Marga Persero Tbk PT                            3,871,113    1,699,588
    Kalbe Farma Tbk PT                                  30,284,700    3,941,384
    Matahari Department Store Tbk PT                     2,898,700    2,755,808
    Mayora Indah Tbk PT                                 20,976,125    2,921,189
    Media Nusantara Citra Tbk PT                        12,079,200    1,630,826
    Mitra Keluarga Karyasehat Tbk PT                     2,009,000      337,708
    Pakuwon Jati Tbk PT                                 54,054,100    2,879,337
    Perusahaan Gas Negara Persero Tbk                   13,675,600    2,309,152
    Semen Baturaja Persero Tbk PT                        1,091,000      270,217
    Semen Indonesia Persero Tbk PT                       6,626,300    4,945,812
    Sinar Mas Agro Resources & Technology Tbk PT         1,116,500      319,368
    Summarecon Agung Tbk PT                              3,638,600      267,519
    Surya Citra Media Tbk PT                            10,406,100    1,843,041
    Tambang Batubara Bukit Asam Persero Tbk PT             746,600      733,904
    Telekomunikasi Indonesia Persero Tbk PT             39,175,700   13,769,035
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  196,768    6,892,783
    Tower Bersama Infrastructure Tbk PT                  2,252,100    1,139,373
    Unilever Indonesia Tbk PT                            2,121,800    7,792,239
    United Tractors Tbk PT                               4,893,796   11,049,735
    Waskita Karya Persero Tbk PT                        11,346,679    2,034,808
*   XL Axiata Tbk PT                                     9,228,500    2,327,446
                                                                   ------------
TOTAL INDONESIA                                                     181,600,790
                                                                   ------------
MALAYSIA -- (2.9%)
    Affin Holdings Bhd                                     804,100      482,664
    AirAsia Bhd                                          5,509,100    4,153,663
    Alliance Financial Group Bhd                         1,073,400      985,548
    AMMB Holdings Bhd                                    4,711,559    5,444,951
    Astro Malaysia Holdings Bhd                          2,488,700    1,499,288
#   Axiata Group Bhd                                     3,971,711    4,294,862
    Batu Kawan Bhd                                         105,400      467,680
    BIMB Holdings Bhd                                    1,182,855    1,204,236
    Boustead Holdings Bhd                                  264,800      166,296
    British American Tobacco Malaysia Bhd                  217,500    2,234,230
    CIMB Group Holdings Bhd                              5,710,010    8,733,711
    Dialog Group Bhd                                     2,910,618    1,312,106
#   DiGi.Com Bhd                                         5,805,020    6,507,246
#   Felda Global Ventures Holdings Bhd                     379,100      144,361

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Fraser & Neave Holdings Bhd                              1,400 $      8,140
    Gamuda Bhd                                           2,521,600    3,120,989
#   Genting Bhd                                          5,555,700   12,612,591
    Genting Malaysia Bhd                                 3,837,600    5,372,701
    Genting Plantations Bhd                                325,000      813,468
#   HAP Seng Consolidated Bhd                            1,066,700    2,264,239
    Hartalega Holdings Bhd                               1,106,800    1,828,169
    Hong Leong Bank Bhd                                    973,566    3,569,017
    Hong Leong Financial Group Bhd                         744,483    2,977,148
    IHH Healthcare Bhd                                   2,131,400    2,938,402
    IJM Corp. Bhd                                        6,118,462    4,958,026
    IOI Corp. Bhd                                        4,711,405    4,916,947
    IOI Properties Group Bhd                             3,052,429    1,496,927
    Kuala Lumpur Kepong Bhd                                453,300    2,624,869
    Lafarge Malaysia Bhd                                   251,580      335,709
    Malayan Banking Bhd                                  5,529,251   12,320,239
    Malaysia Airports Holdings Bhd                       1,492,441    3,049,069
    Malaysia Building Society Bhd                          392,900      112,835
#   Maxis Bhd                                            2,881,400    3,802,780
    MISC Bhd                                             1,958,998    3,378,961
#   MMC Corp. Bhd                                        1,919,700    1,075,338
    My EG Services Bhd                                   2,459,700    1,240,496
    Petronas Chemicals Group Bhd                         3,567,800    5,796,162
    Petronas Dagangan Bhd                                  345,500    1,919,118
#   Petronas Gas Bhd                                       890,500    3,896,570
    PPB Group Bhd                                          900,800    3,546,057
    Press Metal Aluminium Holdings Bhd                   1,627,000    1,083,020
    Public Bank Bhd                                      3,537,614   16,757,371
    QL Resources Bhd                                       303,900      354,102
    RHB Bank Bhd                                         1,537,905    1,796,069
    Sapura Energy Bhd                                   12,144,100    4,369,556
#   Sime Darby Bhd                                       3,740,861    8,256,420
#   SP Setia Bhd Group                                   1,181,789      913,507
    Sunway Bhd                                           1,154,411    1,153,884
    Telekom Malaysia Bhd                                 1,435,664    2,133,495
    Tenaga Nasional Bhd                                  4,375,250   14,425,369
    Top Glove Corp. Bhd                                    725,400      972,141
*   UMW Holdings Bhd                                     1,450,166    1,974,637
*   UMW Oil & Gas Corp. Bhd                              1,513,250      106,067
    United Plantations Bhd                                  49,700      321,161
    Westports Holdings Bhd                               1,509,000    1,314,484
    YTL Corp. Bhd                                       16,425,686    5,369,801
    YTL Power International Bhd                          3,177,547    1,038,793
                                                                   ------------
TOTAL MALAYSIA                                                      189,945,686
                                                                   ------------
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                          9,029,144   12,532,518
#   America Movil S.A.B. de C.V. Series L               46,329,297   40,935,815
    America Movil S.A.B. de C.V. Series L ADR               22,528      398,295
#   Arca Continental S.A.B. de C.V.                        777,376    5,779,285
*   Cemex S.A.B. de C.V.                                14,683,012   14,186,087
*   Cemex S.A.B. de C.V. Sponsored ADR                   1,766,143   17,149,244
    Coca-Cola Femsa S.A.B. de C.V. Series L                466,386    3,969,226

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            33,045 $  2,808,164
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                           8,719        8,301
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         209,946    1,886,890
    Fomento Economico Mexicano S.A.B. de C.V.            1,793,669   18,086,309
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                         39,796    4,014,621
    Gruma S.A.B. de C.V. Class B                           541,859    7,471,125
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 15,027 1,722,094 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                              404,642    4,629,545
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      32,867    6,985,881
#   Grupo Bimbo S.A.B. de C.V. Series A                  2,572,025    6,468,168
    Grupo Carso S.A.B. de C.V. Series A1                   936,360    3,911,121
#   Grupo Elektra S.A.B. de C.V.                           102,016    4,559,303
    Grupo Financiero Banorte S.A.B. de C.V. Class O      3,567,329   23,643,261
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O      4,182,018    7,514,830
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            3,424,043    7,022,149
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                           64,027      656,917
#   Grupo Lala S.A.B. de C.V.                            1,047,970    2,061,503
    Grupo Mexico S.A.B. de C.V. Series B                 6,058,822   19,722,440
#   Grupo Televisa S.A.B. Series CPO                     3,594,377   19,172,703
    Grupo Televisa S.A.B. Sponsored ADR                    183,843    4,893,901
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,356,616    4,500,769
    Industrias Penoles S.A.B. de C.V.                      321,629    7,895,064
    Infraestructura Energetica Nova S.A.B. de C.V.         850,882    4,817,801
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      2,348,560    4,722,845
*   La Comer S.A.B. de C.V.                                270,248      274,005
    Megacable Holdings S.A.B. de C.V.                      115,969      480,878
    Mexichem S.A.B. de C.V.                              2,912,535    8,311,011
    Nemak S.A.B. de C.V.                                   150,100      135,408
*   Organizacion Soriana S.A.B. de C.V. Class B          1,102,476    2,730,412
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                 404,964    4,442,832
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                   3,236       27,926
    Wal-Mart de Mexico S.A.B. de C.V.                    7,054,235   16,325,487
                                                                   ------------
TOTAL MEXICO                                                        296,854,134
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                              11,959      137,651
    Cia de Minas Buenaventura SAA ADR                      139,674    1,709,610
    Credicorp, Ltd.                                         78,885   14,604,769
*   Grana y Montero SAA Sponsored ADR                       99,446      317,233
                                                                   ------------
TOTAL PERU                                                           16,769,263
                                                                   ------------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc.                        2,259,870    3,402,252
    Aboitiz Power Corp.                                  2,462,500    1,902,664
    Alliance Global Group, Inc.                          7,740,000    2,201,996
    Ayala Corp.                                            284,537    4,874,655
    Ayala Land, Inc.                                     9,207,218    7,662,769
    Bank of the Philippine Islands                       1,128,563    2,338,582
    BDO Unibank, Inc.                                    2,705,832    6,747,400
    DMCI Holdings, Inc.                                 10,645,700    3,395,701
*   DoubleDragon Properties Corp.                          297,600      271,321
    Emperador, Inc.                                      1,850,900      274,663

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Energy Development Corp.                             24,538,700 $ 2,903,185
    Globe Telecom, Inc.                                      58,490   2,453,823
    GT Capital Holdings, Inc.                               138,545   3,331,767
    International Container Terminal Services, Inc.       1,287,400   2,724,388
    JG Summit Holdings, Inc.                              2,155,960   3,396,115
    Jollibee Foods Corp.                                    695,840   3,100,619
    LT Group, Inc.                                        4,700,000   1,640,103
    Manila Electric Co.                                     387,830   2,144,563
    Megaworld Corp.                                      23,849,800   2,268,625
    Metro Pacific Investments Corp.                      23,790,000   3,200,440
    Metropolitan Bank & Trust Co.                         1,097,655   1,892,955
    Philippine National Bank                                168,558     223,780
    PLDT, Inc.                                               87,155   2,827,657
    PLDT, Inc. Sponsored ADR                                 59,031   1,916,737
    Puregold Price Club, Inc.                             1,565,500   1,461,802
    Robinsons Land Corp.                                  3,988,000   2,031,936
    Robinsons Retail Holdings, Inc.                         557,560     957,566
    San Miguel Corp.                                      1,374,390   2,766,789
    Security Bank Corp.                                     174,300     808,069
    Semirara Mining & Power Corp.                           529,000   1,776,999
    SM Investments Corp.                                    282,933   4,524,629
    SM Prime Holdings, Inc.                               8,486,110   5,871,972
*   Top Frontier Investment Holdings, Inc.                   42,789     258,626
    Universal Robina Corp.                                1,282,840   4,091,934
                                                                    -----------
TOTAL PHILIPPINES                                                    91,647,082
                                                                    -----------
POLAND -- (1.8%)
*   Alior Bank SA                                           158,755   2,828,084
*   AmRest Holdings SE                                          344      35,371
    Bank Handlowy w Warszawie SA                             44,679     882,696
*   Bank Millennium SA                                    1,242,022   2,665,498
    Bank Pekao SA                                           175,296   6,228,618
#   Bank Zachodni WBK SA                                     50,450   5,326,596
    Budimex SA                                                1,258      77,380
    CCC SA                                                   36,838   2,500,396
    CD Projekt SA                                            65,836   1,584,003
#   Cyfrowy Polsat SA                                       393,451   2,804,587
    Enea SA                                                  75,811     319,566
    Grupa Azoty SA                                           83,448   1,632,143
*   Grupa Lotos SA                                          352,784   4,766,981
*   ING Bank Slaski SA                                       39,956   2,196,871
*   Jastrzebska Spolka Weglowa SA                            77,126   1,775,552
    Kernel Holding SA                                         2,130      37,685
    KGHM Polska Miedz SA                                    405,674  13,801,565
    KRUK SA                                                   1,152     110,188
#   LPP SA                                                    1,669   3,252,714
*   mBank SA                                                 28,239   3,572,074
#*  Orange Polska SA                                      1,116,971   1,693,908
#   PGE Polska Grupa Energetyczna SA                      2,683,831   9,780,365
    Polski Koncern Naftowy Orlen SA                         649,675  19,235,189
    Polskie Gornictwo Naftowe i Gazownictwo SA            2,283,734   4,244,449
*   Powszechna Kasa Oszczednosci Bank Polski SA             964,323   9,873,171
    Powszechny Zaklad Ubezpieczen SA                        808,411   9,958,203

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Synthos SA                                             889,961 $  1,099,055
*   Tauron Polska Energia SA                             2,675,765    2,835,745
                                                                   ------------
TOTAL POLAND                                                        115,118,653
                                                                   ------------
RUSSIA -- (1.5%)
    Gazprom PJSC Sponsored ADR                           4,058,530   15,798,761
*   Lenta, Ltd. GDR(BJ621Y903)                              30,830      185,078
*   Lenta, Ltd. GDR(52634T200)                              30,638      183,828
    Lukoil PJSC Sponsored ADR                              257,005   11,975,210
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     197,103    1,467,305
*   Mail.Ru Group, Ltd. GDR                                 35,553      981,618
    MegaFon PJSC GDR                                       139,778    1,341,751
    MMC Norilsk Nickel PJSC ADR                            406,377    6,030,471
    Novatek PJSC GDR                                        61,847    6,479,799
    Novolipetsk Steel PJSC GDR                             123,601    2,582,451
    PhosAgro PJSC GDR                                       76,363    1,047,644
    Rosneft Oil Co. PJSC GDR                               833,683    4,281,862
    Rostelecom PJSC Sponsored ADR(778529107)                10,732       69,490
    Rostelecom PJSC Sponsored ADR(B114RM901)                78,867      519,447
    RusHydro PJSC ADR(BYZ5W4903)                         1,329,772    1,662,272
    RusHydro PJSC ADR(782183404)                            12,131       14,679
    Sberbank of Russia PJSC Sponsored ADR                1,818,206   21,168,796
    Severstal PJSC GDR                                     216,701    2,978,118
    Tatneft PJSC Sponsored ADR                             221,078    8,524,942
    VEON, Ltd.                                             221,245      904,892
    VTB Bank PJSC GDR(46630Q202)                         1,187,555    2,291,981
    VTB Bank PJSC GDR(B1W7FX909)                         1,358,280    2,621,050
*   X5 Retail Group NV GDR                                  68,066    2,632,793
                                                                   ------------
TOTAL RUSSIA                                                         95,744,238
                                                                   ------------
SOUTH AFRICA -- (7.3%)
*   Anglo American Platinum, Ltd.                          121,432    2,973,681
#   AngloGold Ashanti, Ltd. Sponsored ADR                1,637,102   16,403,762
    Aspen Pharmacare Holdings, Ltd.                        590,924   12,385,605
    AVI, Ltd.                                              357,914    2,661,839
#   Barclays Africa Group, Ltd.                          1,307,023   14,348,372
    Bid Corp., Ltd.                                        778,465   18,695,531
    Bidvest Group, Ltd. (The)                              778,465    9,909,570
#*  Brait SE                                               480,649    2,292,877
    Capitec Bank Holdings, Ltd.                             88,443    5,769,420
    Clicks Group, Ltd.                                     158,229    1,794,037
    Discovery, Ltd.                                        779,542    8,298,169
    Distell Group, Ltd.                                     65,088      717,436
    Exxaro Resources, Ltd.                                 129,148    1,066,438
    FirstRand, Ltd.                                      4,730,180   18,606,207
    Foschini Group, Ltd. (The)                              86,582      996,692
#   Gold Fields, Ltd. Sponsored ADR                      3,199,992   12,767,968
*   Impala Platinum Holdings, Ltd.                         613,363    1,637,685
#   Imperial Holdings, Ltd.                                553,491    7,310,999
#   Investec, Ltd.                                         897,309    6,715,545
#*  Kumba Iron Ore, Ltd.                                   164,394    2,453,744
    Liberty Holdings, Ltd.                                 368,855    3,164,442

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Life Healthcare Group Holdings, Ltd.                 3,416,803 $  6,566,792
    MMI Holdings, Ltd.                                   3,291,947    5,163,225
    Mondi, Ltd.                                            279,338    7,252,323
    Mr. Price Group, Ltd.                                  545,010    7,162,319
    MTN Group, Ltd.                                      3,193,862   28,718,621
    Naspers, Ltd. Class N                                  407,281   90,031,252
#   Nedbank Group, Ltd.                                    717,090   11,926,986
*   NEPI Rockcastle P.L.C.                                 213,857    2,848,722
    Netcare, Ltd.                                        2,630,152    4,894,657
#   Pick n Pay Stores, Ltd.                                261,842    1,260,243
    Pioneer Foods Group, Ltd.                              239,873    2,548,485
    PSG Group, Ltd.                                        161,662    3,173,496
    Sanlam, Ltd.                                         2,999,830   15,108,759
    Sappi, Ltd.                                          1,561,967   10,346,582
    Sasol, Ltd.                                            130,693    3,939,349
    Sasol, Ltd. Sponsored ADR                              778,314   23,458,384
#   Shoprite Holdings, Ltd.                                951,195   14,553,149
    Sibanye Gold, Ltd.                                     905,997    1,156,406
    SPAR Group, Ltd. (The)                                 284,382    3,564,467
    Standard Bank Group, Ltd.                            2,023,352   25,135,661
#   Steinhoff International Holdings NV                  3,638,070   18,204,777
    Telkom SA SOC, Ltd.                                    939,537    4,637,519
    Tiger Brands, Ltd.                                     296,871    9,000,917
#   Truworths International, Ltd.                          870,567    4,994,269
    Vodacom Group, Ltd.                                    613,585    8,291,224
    Woolworths Holdings, Ltd.                            2,021,501    9,661,369
                                                                   ------------
TOTAL SOUTH AFRICA                                                  474,569,972
                                                                   ------------
SOUTH KOREA -- (16.6%)
    Amorepacific Corp.                                      43,151   10,932,875
#   AMOREPACIFIC Group                                      41,154    4,466,870
    BGF retail Co., Ltd.                                    28,606    2,360,799
    BNK Financial Group, Inc.                              552,864    5,586,443
#*  Celltrion, Inc.                                         71,936    6,971,808
    Cheil Worldwide, Inc.                                   73,456    1,335,754
#   CJ CGV Co., Ltd.                                        18,162    1,124,880
#   CJ CheilJedang Corp.                                    21,206    7,008,822
#   CJ Corp.                                                34,729    6,019,919
    CJ E&M Corp.                                            31,220    2,082,932
#*  CJ Korea Express Corp.                                  10,366    1,726,838
    CJ O Shopping Co., Ltd.                                  2,962      526,353
    Com2uSCorp                                              12,702    1,301,438
    Cosmax, Inc.                                            10,530      972,621
    Coway Co., Ltd.                                         76,728    6,792,885
#   Cuckoo Electronics Co., Ltd.                             2,015      253,118
    Daelim Industrial Co., Ltd.                             49,686    4,071,633
*   Daewoo Engineering & Construction Co., Ltd.            133,508      977,830
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.     165,407      124,161
    DGB Financial Group, Inc.                              291,287    3,111,711
    Dongbu Insurance Co., Ltd.                             135,206    9,677,078
#   Dongkuk Steel Mill Co., Ltd.                            50,693      649,862
    Dongsuh Cos., Inc.                                      23,739      626,997
#   Dongwon Systems Corp.                                    4,834      229,834

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Doosan Corp.                                             21,369 $ 2,253,178
#   Doosan Heavy Industries & Construction Co., Ltd.        154,219   2,839,439
#*  Doosan Infracore Co., Ltd.                              390,194   2,807,981
    E-MART, Inc.                                             35,026   7,951,219
    Grand Korea Leisure Co., Ltd.                            38,572     791,604
#   Green Cross Corp.                                         4,303     707,628
    Green Cross Holdings Corp.                               18,294     536,329
#*  GS Engineering & Construction Corp.                      87,718   2,494,329
    GS Holdings Corp.                                       180,713  12,181,336
    GS Home Shopping, Inc.                                    4,396     924,447
    GS Retail Co., Ltd.                                      24,957   1,079,049
    Hana Financial Group, Inc.                              457,852  20,890,481
    Hankook Tire Co., Ltd.                                  170,001   9,500,147
#*  Hanmi Pharm Co., Ltd.                                     7,664   2,519,412
#*  Hanmi Science Co., Ltd.                                  14,080   1,047,939
    Hanon Systems                                           260,091   2,380,457
    Hanssem Co., Ltd.                                        15,299   2,405,890
    Hanwha Chemical Corp.                                   222,590   6,709,192
    Hanwha Corp.                                            160,059   7,000,709
#   Hanwha Life Insurance Co., Ltd.                         474,154   3,199,263
#*  Hanwha Techwin Co., Ltd.                                 54,195   1,934,212
    Hite Jinro Co., Ltd.                                     52,663   1,127,037
    Hotel Shilla Co., Ltd.                                   38,111   2,210,330
*   Hugel, Inc.                                               2,805   1,456,983
    Hyosung Corp.                                            52,858   7,912,858
*   Hyundai Construction Equipment Co., Ltd.                  3,388   1,109,684
    Hyundai Department Store Co., Ltd.                       35,263   3,498,412
    Hyundai Development Co-Engineering & Construction       105,341   4,012,564
*   Hyundai Electric & Energy System Co., Ltd.                3,507   1,015,507
    Hyundai Elevator Co., Ltd.                               10,664     511,625
    Hyundai Engineering & Construction Co., Ltd.            144,116   5,828,407
    Hyundai Glovis Co., Ltd.                                 30,033   4,214,139
    Hyundai Greenfood Co., Ltd.                              63,538   1,037,899
*   Hyundai Heavy Industries Co., Ltd.                       50,890   7,929,425
    Hyundai Home Shopping Network Corp.                       8,843   1,089,981
    Hyundai Marine & Fire Insurance Co., Ltd.               184,449   7,483,299
*   Hyundai Merchant Marine Co., Ltd.                        29,619     206,171
#*  Hyundai Mipo Dockyard Co., Ltd.                          19,275   1,850,232
    Hyundai Mobis Co., Ltd.                                  74,326  16,334,410
    Hyundai Motor Co.                                       181,576  23,506,036
*   Hyundai Robotics Co., Ltd.                               11,383   4,480,631
*   Hyundai Rotem Co., Ltd.                                  34,242     573,670
    Hyundai Steel Co.                                       184,545  10,332,054
#   Hyundai Wia Corp.                                        36,324   2,240,322
    Iljin Materials Co., Ltd.                                 7,706     257,945
    Industrial Bank of Korea                                468,370   6,470,103
    Innocean Worldwide, Inc.                                  3,114     190,010
    IS Dongseo Co., Ltd.                                     27,962   1,037,147
    Jeil Pharma Holdings, Inc.                                  943      41,140
#*  Jeil Pharmaceutical Co., Ltd.                             2,282     146,416
    Kakao Corp.                                              20,448   2,190,340
    Kangwon Land, Inc.                                      102,333   3,384,383
    KB Financial Group, Inc.                                390,932  20,785,909

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc. ADR                             91,300 $ 4,857,160
    KCC Corp.                                                10,411   4,057,486
    KEPCO Plant Service & Engineering Co., Ltd.              27,560   1,108,140
    Kia Motors Corp.                                        533,819  17,443,486
    KIWOOM Securities Co., Ltd.                              19,503   1,480,253
    Kolon Industries, Inc.                                   33,244   1,951,271
#*  Komipharm International Co., Ltd.                        25,551     924,949
#   Korea Aerospace Industries, Ltd.                         98,940   4,576,595
    Korea Electric Power Corp.                              220,479   8,790,066
    Korea Electric Power Corp. Sponsored ADR                105,511   2,117,606
*   Korea Gas Corp.                                          44,931   2,015,456
    Korea Investment Holdings Co., Ltd.                      65,303   4,155,083
#   Korea Kolmar Co., Ltd.                                   18,540   1,176,187
    Korea Petrochemical Ind Co., Ltd.                         8,191   1,889,349
    Korea Zinc Co., Ltd.                                     13,592   5,992,135
*   Korean Air Lines Co., Ltd.                              122,152   3,879,002
    Korean Reinsurance Co.                                  150,867   1,739,213
#   KT Corp. Sponsored ADR                                   95,200   1,731,688
    KT&G Corp.                                              132,438  13,489,959
#   Kumho Petrochemical Co., Ltd.                            32,149   2,167,319
#*  Kumho Tire Co., Inc.                                    212,069   1,430,163
    LG Chem, Ltd.                                            46,976  13,772,226
    LG Corp.                                                112,554   7,582,493
    LG Display Co., Ltd.                                    424,682  11,983,512
#   LG Display Co., Ltd. ADR                                808,137  11,499,789
#   LG Electronics, Inc.                                    183,420  10,995,040
    LG Household & Health Care, Ltd.                         13,222  11,708,654
    LG Innotek Co., Ltd.                                     19,841   2,657,006
    LG International Corp.                                   23,266     611,244
    LG Uplus Corp.                                          500,375   7,438,739
#   LIG Nex1 Co., Ltd.                                        9,331     682,747
#   Loen Entertainment, Inc.                                  7,273     582,439
    Lotte Chemical Corp.                                     37,059  12,201,139
    Lotte Chilsung Beverage Co., Ltd.                           980   1,413,800
    Lotte Confectionery Co., Ltd.                             7,577   1,378,062
    LOTTE Himart Co., Ltd.                                   14,752     917,484
    Lotte Shopping Co., Ltd.                                 20,357   4,781,816
    LS Corp.                                                 29,652   2,228,914
    LS Industrial Systems Co., Ltd.                          25,409   1,311,345
#   Macquarie Korea Infrastructure Fund                     527,913   3,986,356
#   Mando Corp.                                              18,921   4,337,657
#   Medy-Tox, Inc.                                            5,775   3,050,002
    Meritz Financial Group, Inc.                             90,211   1,225,297
    Meritz Fire & Marine Insurance Co., Ltd.                132,883   2,807,596
    Meritz Securities Co., Ltd.                             557,853   2,596,613
    Mirae Asset Daewoo Co., Ltd.                            456,755   4,430,746
    NAVER Corp.                                              37,790  27,134,219
#   NCSoft Corp.                                             15,686   5,059,447
    Nexen Tire Corp.                                         99,808   1,186,370
    NH Investment & Securities Co., Ltd.                    239,748   3,032,567
*   NHN Entertainment Corp.                                  13,318     912,715
#   NongShim Co., Ltd.                                        4,477   1,277,841
#   OCI Co., Ltd.                                            31,064   2,562,260

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#*  Orion Corp.                                           33,727 $    2,474,436
    Orion Holdings Corp.                                  17,530        432,347
    Ottogi Corp.                                           1,053        736,864
#*  Pan Ocean Co., Ltd.                                  361,136      1,880,333
#   Paradise Co., Ltd.                                    62,375        740,516
#   Poongsan Corp.                                         8,597        381,683
    POSCO                                                 67,414     20,144,303
    POSCO Sponsored ADR                                  109,096      8,195,292
    Posco Daewoo Corp.                                    85,173      1,788,538
    S-1 Corp.                                             26,065      2,147,706
    S-Oil Corp.                                           64,981      6,768,961
    Samsung C&T Corp.                                     72,932      9,057,056
    Samsung Card Co., Ltd.                                59,683      2,116,509
    Samsung Electro-Mechanics Co., Ltd.                   75,403      6,297,133
    Samsung Electronics Co., Ltd.                         92,810    199,585,950
*   Samsung Electronics Co., Ltd. GDR                     52,509     56,604,249
#*  Samsung Engineering Co., Ltd.                        116,876      1,064,929
    Samsung Fire & Marine Insurance Co., Ltd.             53,457     13,946,603
*   Samsung Heavy Industries Co., Ltd.                   480,671      4,810,319
    Samsung Life Insurance Co., Ltd.                      72,497      8,130,200
    Samsung SDI Co., Ltd.                                 77,805     11,691,522
    Samsung SDS Co., Ltd.                                 31,374      5,012,592
    Samsung Securities Co., Ltd.                         116,404      4,219,448
#   SFA Engineering Corp.                                 28,906        969,690
    Shinhan Financial Group Co., Ltd.                    408,134     19,397,371
    Shinhan Financial Group Co., Ltd. ADR                 86,082      4,090,617
#   Shinsegae, Inc.                                       15,449      3,283,168
#   SK Chemicals Co., Ltd.                                30,297      1,853,678
    SK Holdings Co., Ltd.                                 62,844     15,242,488
    SK Hynix, Inc.                                       801,175     47,102,956
    SK Innovation Co., Ltd.                              131,292     20,721,278
#   SK Materials Co., Ltd.                                 7,939      1,309,255
    SK Networks Co., Ltd.                                221,151      1,251,037
    SK Telecom Co., Ltd.                                  22,141      5,474,400
    SK Telecom Co., Ltd. ADR                               6,224        169,666
    SKC Co., Ltd.                                         33,367      1,080,051
#   SPC Samlip Co., Ltd.                                   3,031        446,986
    Ssangyong Cement Industrial Co., Ltd.                 47,387        607,244
#*  Taihan Electric Wire Co., Ltd.                       154,853        172,392
    Tongyang Life Insurance Co., Ltd.                     83,333        724,692
    Woori Bank                                           560,516      9,573,085
#   Woori Bank Sponsored ADR                               1,026         52,593
    Young Poong Corp.                                        595        658,275
#   Youngone Corp.                                        47,419      1,389,261
#   Yuhan Corp.                                            7,245      1,531,345
#*  Yungjin Pharmaceutical Co., Ltd.                      60,994        522,113
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,075,722,602
                                                                 --------------
TAIWAN -- (14.9%)
    Accton Technology Corp.                              553,000      1,473,232
#   Acer, Inc.                                         5,739,811      2,820,494
#   Advanced Semiconductor Engineering, Inc.          12,765,564     17,126,757
    Advantech Co., Ltd.                                  455,663      3,446,859

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Airtac International Group                              126,850 $ 1,715,827
#   Asia Cement Corp.                                     4,445,758   3,929,173
*   Asia Pacific Telecom Co., Ltd.                        2,687,000     952,308
    Asustek Computer, Inc.                                1,272,180  11,831,666
#   AU Optronics Corp.                                   24,425,873   9,888,278
#   AU Optronics Corp. Sponsored ADR                        326,626   1,313,037
    Casetek Holdings, Ltd.                                  313,000     988,695
    Catcher Technology Co., Ltd.                          1,354,429  15,566,323
    Cathay Financial Holding Co., Ltd.                    9,371,450  15,269,700
#   Chailease Holding Co., Ltd.                           2,569,840   7,387,677
    Chang Hwa Commercial Bank, Ltd.                       9,287,889   5,444,827
#   Cheng Shin Rubber Industry Co., Ltd.                  3,200,965   6,474,505
    Chicony Electronics Co., Ltd.                         1,027,664   2,644,192
    China Airlines, Ltd.                                  8,884,536   2,730,369
    China Development Financial Holding Corp.            26,174,121   7,894,379
    China Life Insurance Co., Ltd.                        6,486,344   6,862,853
    China Motor Corp.                                       992,000     857,145
#   China Steel Corp.                                    15,093,932  12,393,790
    Chipbond Technology Corp.                               797,000   1,312,823
    Chroma ATE, Inc.                                        118,000     372,790
#   Chunghwa Precision Test Tech Co., Ltd.                   20,000     938,584
    Chunghwa Telecom Co., Ltd.                            1,608,000   5,435,361
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                266,144   9,000,990
#   Compal Electronics, Inc.                             10,369,541   6,886,851
    CTBC Financial Holding Co., Ltd.                     20,136,175  12,936,853
    CTCI Corp.                                            1,281,000   2,089,224
    Delta Electronics, Inc.                               2,385,486  12,675,524
    E Ink Holdings, Inc.                                    647,000     691,713
    E.Sun Financial Holding Co., Ltd.                    14,124,954   9,004,623
    Eclat Textile Co., Ltd.                                 258,402   2,974,970
#   Elite Material Co., Ltd.                                327,000   1,617,288
#   Ennoconn Corp.                                           62,000     929,612
    Eternal Materials Co., Ltd.                           1,451,350   1,633,070
    Eva Airways Corp.                                     6,861,740   3,325,163
*   Evergreen Marine Corp. Taiwan, Ltd.                   3,426,261   1,877,527
    Far Eastern International Bank                          721,140     237,878
    Far Eastern New Century Corp.                         7,296,085   6,004,834
    Far EasTone Telecommunications Co., Ltd.              2,601,000   6,288,248
    Farglory Land Development Co., Ltd.                     644,393     806,774
#   Feng TAY Enterprise Co., Ltd.                           475,424   2,039,037
    First Financial Holding Co., Ltd.                    18,055,124  12,194,993
    Formosa Chemicals & Fibre Corp.                       3,606,518  10,866,116
    Formosa Petrochemical Corp.                           1,552,000   5,448,311
    Formosa Plastics Corp.                                4,025,153  12,071,751
    Formosa Taffeta Co., Ltd.                             1,403,000   1,389,228
    Foxconn Technology Co., Ltd.                          1,843,627   5,543,189
    Fubon Financial Holding Co., Ltd.                     8,611,233  13,377,153
    General Interface Solution Holding, Ltd.                159,000   1,524,308
    Giant Manufacturing Co., Ltd.                           571,506   2,821,024
    Globalwafers Co., Ltd.                                  133,000   1,047,024
    Gourmet Master Co., Ltd.                                101,305   1,185,834
#   Highwealth Construction Corp.                         2,120,190   3,510,343
    Hiwin Technologies Corp.                                296,005   2,149,283

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd.                 17,267,653 $67,155,191
#   Hota Industrial Manufacturing Co., Ltd.                 237,235   1,085,783
    Hotai Motor Co., Ltd.                                   362,000   4,398,871
#*  HTC Corp.                                             1,292,235   3,067,240
    Hua Nan Financial Holdings Co., Ltd.                 13,506,007   7,893,869
#   Innolux Corp.                                        27,802,241  13,562,150
    Inventec Corp.                                        5,430,551   4,338,034
    Kenda Rubber Industrial Co., Ltd.                     1,082,377   1,696,858
#   King Slide Works Co., Ltd.                               81,000   1,138,605
    King Yuan Electronics Co., Ltd.                       1,471,000   1,465,029
    King's Town Bank Co., Ltd.                            1,051,000   1,086,084
#   Kinsus Interconnect Technology Corp.                    683,000   1,840,897
    Largan Precision Co., Ltd.                              133,860  24,423,998
    LCY Chemical Corp.                                      817,123   1,185,767
#   Lite-On Technology Corp.                              4,896,410   7,924,433
#   Long Chen Paper Co., Ltd.                             1,295,000   1,629,826
    Makalot Industrial Co., Ltd.                            165,356     739,020
    MediaTek, Inc.                                        1,455,995  12,816,990
#   Mega Financial Holding Co., Ltd.                     16,648,369  14,090,356
*   Mercuries Life Insurance Co., Ltd.                      340,408     178,115
#   Merida Industry Co., Ltd.                               271,287   1,297,881
    Merry Electronics Co., Ltd.                             112,000     923,521
#   Micro-Star International Co., Ltd.                    1,005,000   2,603,725
    Nan Ya Plastics Corp.                                 4,628,599  11,649,726
#   Nanya Technology Corp.                                  992,010   2,045,753
    Nien Made Enterprise Co., Ltd.                          200,000   2,440,593
#   Novatek Microelectronics Corp.                        1,205,000   4,582,202
#*  OBI Pharma, Inc.                                         81,000     576,427
    PChome Online, Inc.                                     109,395     767,663
    Pegatron Corp.                                        5,311,345  17,322,959
    Phison Electronics Corp.                                241,000   3,347,972
    Pou Chen Corp.                                        5,061,487   6,837,454
    Powertech Technology, Inc.                            2,158,819   6,995,407
    Poya International Co., Ltd.                             73,275     935,041
    President Chain Store Corp.                             844,831   7,158,860
#   Qisda Corp.                                           2,050,000   1,621,592
    Quanta Computer, Inc.                                 3,941,000   9,343,927
    Realtek Semiconductor Corp.                             686,950   2,570,471
*   Ruentex Development Co., Ltd.                         1,242,709   1,345,886
#   Ruentex Industries, Ltd.                                770,182   1,142,917
#   ScinoPharm Taiwan, Ltd.                                 206,405     279,923
#   Shin Kong Financial Holding Co., Ltd.                15,958,656   4,266,116
    Silergy Corp.                                            55,000   1,075,393
#   Siliconware Precision Industries Co., Ltd.            2,123,637   3,497,151
*   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                          21,813     177,994
    Simplo Technology Co., Ltd.                             690,000   2,192,024
    SinoPac Financial Holdings Co., Ltd.                 19,605,895   6,147,455
    St Shine Optical Co., Ltd.                               11,000     226,624
    Standard Foods Corp.                                    462,902   1,232,512
    Synnex Technology International Corp.                 2,340,343   2,602,333
    Taichung Commercial Bank Co., Ltd.                      159,669      54,998
*   TaiMed Biologics, Inc.                                  138,000   1,008,988
    Tainan Spinning Co., Ltd.                               115,412      50,426

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taishin Financial Holding Co., Ltd.                 19,587,984 $  9,211,451
    Taiwan Business Bank                                 8,318,140    2,360,734
    Taiwan Cement Corp.                                  8,097,720    9,385,028
    Taiwan Cooperative Financial Holding Co., Ltd.      14,856,581    8,118,427
#   Taiwan FamilyMart Co., Ltd.                             89,000      605,511
    Taiwan Fertilizer Co., Ltd.                          1,415,000    1,921,436
*   Taiwan Glass Industry Corp.                          2,124,375    1,087,087
    Taiwan High Speed Rail Corp.                         1,706,000    1,472,089
    Taiwan Mobile Co., Ltd.                              2,215,300    7,928,287
    Taiwan Paiho, Ltd.                                      64,000      267,009
    Taiwan Secom Co., Ltd.                                 362,670    1,073,780
    Taiwan Semiconductor Manufacturing Co., Ltd.        25,317,808  178,969,036
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      1,982,786   71,300,985
*   Tatung Co., Ltd.                                     2,566,000    1,078,953
    Teco Electric and Machinery Co., Ltd.                3,589,000    3,379,993
    Tong Yang Industry Co., Ltd.                           936,000    1,737,565
*   TPK Holding Co., Ltd.                                  581,000    1,950,843
    Transcend Information, Inc.                            334,181      989,626
    Tripod Technology Corp.                                753,870    2,461,109
    Tung Thih Electronic Co., Ltd.                          44,000      312,469
#   Uni-President Enterprises Corp.                      7,758,033   14,847,650
#   United Microelectronics Corp.                       38,130,000   17,501,279
#   Vanguard International Semiconductor Corp.           1,888,000    3,534,442
    Voltronic Power Technology Corp.                        57,350      983,416
    Walsin Lihwa Corp.                                   5,308,000    2,337,255
    Wan Hai Lines, Ltd.                                  1,821,800    1,043,482
#   Win Semiconductors Corp.                               742,034    4,342,135
    Winbond Electronics Corp.                            6,597,000    3,981,394
    Wintek Corp.                                           604,760        6,872
    Wistron Corp.                                        6,209,099    6,265,868
    Wistron NeWeb Corp.                                    186,000      594,968
    WPG Holdings, Ltd.                                   3,035,869    4,251,568
    Yageo Corp.                                            908,579    3,460,153
    Yuanta Financial Holding Co., Ltd.                  19,830,806    8,500,834
    Yulon Motor Co., Ltd.                                1,909,000    1,667,890
    Zhen Ding Technology Holding, Ltd.                   1,099,700    2,558,153
                                                                   ------------
TOTAL TAIWAN                                                        962,748,187
                                                                   ------------
THAILAND -- (2.5%)
    Advanced Info Service PCL                            1,440,700    8,031,189
    Airports of Thailand PCL                             5,784,000    8,951,542
    Bangchak Corp. PCL                                     999,600    1,043,863
    Bangkok Bank PCL(6077019)                              241,500    1,338,985
    Bangkok Bank PCL(6368360)                              141,600      763,818
    Bangkok Dusit Medical Services PCL Class F           6,818,900    3,913,903
    Bangkok Expressway & Metro PCL                       5,933,099    1,337,227
    Bangkok Life Assurance PCL                           1,031,200    1,293,784
    Banpu PCL                                            3,487,850    1,708,472
    Berli Jucker PCL                                     1,647,700    2,290,088
    BTS Group Holdings PCL                               4,154,700    1,073,743
    Bumrungrad Hospital PCL                                402,600    2,117,260
    Carabao Group PCL Class F                              485,000    1,012,952
    Central Pattana PCL                                  1,779,300    3,716,177

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Central Plaza Hotel PCL                              1,046,100 $  1,281,041
    CH Karnchang PCL                                       680,200      582,564
    Charoen Pokphand Foods PCL                           5,404,800    3,995,555
    CP ALL PCL                                           4,313,700    7,875,145
    Delta Electronics Thailand PCL                         656,900    1,751,983
    Electricity Generating PCL                             332,300    2,176,954
    Energy Absolute PCL                                  1,783,800    1,983,400
    Global Power Synergy PCL Class F                       451,700      522,605
    Glow Energy PCL                                        826,500    2,011,825
    Home Product Center PCL                             10,007,413    2,977,278
    Indorama Ventures PCL                                3,150,100    3,526,249
    Intouch Holdings PCL                                 1,446,700    2,597,639
    IRPC PCL                                            16,099,600    2,660,971
    Jasmine International PCL                            3,048,500      687,084
    Kasikornbank PCL(6364766)                              229,600    1,328,205
    Kasikornbank PCL(6888794)                            1,146,600    6,822,436
    KCE Electronics PCL                                    431,000    1,120,355
    Kiatnakin Bank PCL                                     445,700      894,039
    Krung Thai Bank PCL                                  8,743,587    4,755,876
    Land & Houses PCL(6581930)                             790,000      237,405
    Land & Houses PCL(6581941)                           4,011,940    1,205,638
    Minor International PCL                              2,391,770    3,036,746
    MK Restaurants Group PCL                               421,700      773,029
    Muangthai Leasing PCL Class F                          926,100      994,939
    Pruksa Holding PCL                                   2,392,300    1,646,317
    PTT Exploration & Production PCL(B1359J0)            2,414,655    6,385,577
    PTT Exploration & Production PCL(B1359L2)               65,409      172,975
    PTT Global Chemical PCL                              2,436,872    5,290,941
    PTT PCL                                              1,634,600   19,059,240
    Ratchaburi Electricity Generating Holding PCL          824,700    1,338,296
    Robinson PCL                                           598,500    1,047,665
    Siam Cement PCL (The)(6609906)                         166,400    2,530,266
    Siam Cement PCL (The)(6609928)                         230,100    3,498,884
    Siam City Cement PCL                                   197,367    1,844,579
    Siam Commercial Bank PCL (The)                       1,140,966    5,040,254
    Siam Global House PCL                                1,894,408      779,931
    Srisawad Corp. PCL                                     406,000      643,592
    Star Petroleum Refining PCL                          3,335,800    1,543,772
    Thai Oil PCL                                         1,609,200    4,146,737
    Thai Union Group PCL Class F                         3,134,940    1,912,439
    Thanachart Capital PCL                               1,323,800    1,899,582
    Tisco Financial Group PCL                              566,800    1,256,187
    TMB Bank PCL                                        24,158,000    1,713,308
    Total Access Communication PCL(B1YWK08)              1,459,300    2,379,067
    Total Access Communication PCL(B231MK7)                423,600      690,586
    TPI Polene PCL                                      12,385,600      841,178
*   True Corp. PCL                                      21,266,431    3,610,816
    TTW PCL                                                581,700      190,541
                                                                   ------------
TOTAL THAILAND                                                      163,854,694
                                                                   ------------
TURKEY -- (1.5%)
    Akbank TAS                                           2,398,643    7,135,696
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            291,705    1,711,290

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Arcelik A.S.                                         540,990 $    3,999,085
    Aselsan Elektronik Sanayi Ve Ticaret A.S.            307,773      2,104,558
    BIM Birlesik Magazalar A.S.                          342,629      6,682,359
    Coca-Cola Icecek A.S.                                158,003      1,909,375
    Enka Insaat ve Sanayi A.S.                           682,425      1,070,840
    Eregli Demir ve Celik Fabrikalari TAS              2,461,933      5,488,961
    Ford Otomotiv Sanayi A.S.                            126,138      1,613,864
    KOC Holding A.S.                                     723,917      3,371,343
    Petkim Petrokimya Holding A.S.                     1,293,596      2,364,962
    TAV Havalimanlari Holding A.S.                       393,004      2,381,791
    Tofas Turk Otomobil Fabrikasi A.S.                   212,178      1,864,347
    Tupras Turkiye Petrol Rafinerileri A.S.              261,144      8,047,885
*   Turk Hava Yollari AO                               1,190,919      2,990,391
*   Turk Telekomunikasyon A.S.                           761,840      1,570,513
    Turkcell Iletisim Hizmetleri A.S.                  1,174,981      4,296,652
    Turkcell Iletisim Hizmetleri A.S. ADR                 73,838        679,310
    Turkiye Garanti Bankasi A.S.                       3,265,633      9,779,543
    Turkiye Halk Bankasi A.S.                          1,432,317      6,145,168
    Turkiye Is Bankasi Class C                         3,908,677      8,414,096
    Turkiye Sise ve Cam Fabrikalari A.S.               1,716,996      2,196,522
    Turkiye Vakiflar Bankasi TAO Class D               2,388,318      4,780,385
    Ulker Biskuvi Sanayi A.S.                            244,375      1,475,563
*   Yapi ve Kredi Bankasi A.S.                         1,926,840      2,487,265
TOTAL TURKEY                                                         94,561,764
                                                                 --------------
TOTAL COMMON STOCKS                                               6,108,728,620
                                                                 --------------
PREFERRED STOCKS -- (2.7%)
BRAZIL -- (2.6%)
    Banco Bradesco SA                                  2,738,905     26,516,440
    Banco Bradesco SA ADR                                960,668      9,241,628
    Braskem SA Class A                                    73,800        882,992
    Centrais Eletricas Brasileiras SA Class B            303,700      1,623,512
*   Cia Brasileira de Distribuicao                       220,220      5,119,999
    Cia Energetica de Minas Gerais                       178,000        486,334
    Gerdau SA                                            921,168      3,148,989
    Itau Unibanco Holding SA                           4,593,827     54,978,314
    Lojas Americanas SA                                1,021,714      5,134,208
*   Petroleo Brasileiro SA                             2,825,761     12,043,024
*   Petroleo Brasileiro SA Sponsored ADR               1,440,006     12,240,051
    Suzano Papel e Celulose SA Class A                   670,455      3,014,344
    Telefonica Brasil SA                                 465,063      6,966,214
    Vale SA                                            2,677,558     25,046,697
    Vale SA Sponsored ADR                                364,278      3,420,570
                                                                 --------------
TOTAL BRAZIL                                                        169,863,316
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                      113,824        518,504
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                  209,529      2,378,671
    Bancolombia SA                                        30,330        332,132
    Grupo Argos SA                                        37,800        247,094

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores SA                 4,185,719 $    1,850,268
      Grupo de Inversiones Suramericana SA               113,896      1,574,486
                                                                 --------------
TOTAL COLOMBIA                                                        6,382,651
                                                                 --------------
INDIA -- (0.0%)
      Vedanta, Ltd.                                   26,204,120        329,843
                                                                 --------------
TOTAL PREFERRED STOCKS                                              177,094,314
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SOUTH KOREA -- (0.0%)
*     Ssangyong Cement Industrial Co., Ltd. Rights
        08/21/17                                           3,243          3,043
                                                                 --------------
TAIWAN -- (0.0%)
*     Airtac International Group Rights 08/09/17           5,668         20,368
*     Long Chen Paper Co., Ltd. Rights 08/14/17           17,510          2,610
                                                                 --------------
TOTAL TAIWAN                                                             22,978
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    26,021
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,285,848,955
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund                  16,026,728    185,461,300
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,456,669,337)^^            $6,471,310,255
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Brazil                  $  289,105,421             --   --    $  289,105,421
   Chile                       83,838,802             --   --        83,838,802
   China                      313,240,409 $  791,030,414   --     1,104,270,823
   Colombia                    26,467,587             --   --        26,467,587
   Czech Republic                      --     11,514,858   --        11,514,858
   Egypt                          718,363      6,510,390   --         7,228,753
   Greece                              --     16,303,140   --        16,303,140
   Hungary                             --     29,530,434   --        29,530,434
   India                       31,669,764    749,661,973   --       781,331,737
   Indonesia                    6,892,783    174,708,007   --       181,600,790
   Malaysia                     1,083,020    188,862,666   --       189,945,686
   Mexico                     296,854,134             --   --       296,854,134
   Peru                        16,769,263             --   --        16,769,263
   Philippines                  1,916,737     89,730,345   --        91,647,082
   Poland                              --    115,118,653   --       115,118,653
   Russia                       7,079,281     88,664,957   --        95,744,238
   South Africa                55,478,836    419,091,136   --       474,569,972
   South Korea                 41,941,085  1,033,781,517   --     1,075,722,602
   Taiwan                      81,793,006    880,955,181   --       962,748,187
   Thailand                   163,854,694             --   --       163,854,694
   Turkey                         679,310     93,882,454   --        94,561,764
Preferred Stocks
   Brazil                     169,863,316             --   --       169,863,316
   Chile                          518,504             --   --           518,504
   Colombia                     6,382,651             --   --         6,382,651
   India                               --        329,843   --           329,843
Rights/Warrants
   South Korea                         --          3,043   --             3,043
   Taiwan                              --         22,978   --            22,978
Securities Lending
  Collateral                           --    185,461,300   --       185,461,300
Futures Contracts**             1,900,931             --   --         1,900,931
                           -------------- --------------   --    --------------
TOTAL                      $1,598,047,897 $4,875,163,289   --    $6,473,211,186
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (91.1%)

ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                            1 $         1
                                                                    -----------
BRAZIL -- (7.1%)
    AES Tiete Energia SA(BZ8W2L7)                         1,884,997   8,499,064
    AES Tiete Energia SA(BZ8W2J5)                               878         797
*   Aliansce Shopping Centers SA                            963,195   5,189,179
    Alupar Investimento SA                                1,035,302   6,088,938
    Arezzo Industria e Comercio SA                          430,435   5,107,219
*   B2W Cia Digital                                       1,578,484   6,732,356
    BR Malls Participacoes SA                             6,601,191  27,942,893
    BR Properties SA                                        339,969   1,062,965
*   Brasil Brokers Participacoes SA                       1,908,611     685,505
    BrasilAgro - Co. Brasileira de Propriedades Agricolas   178,000     676,415
    Cia de Locacao das Americas                              23,100      85,041
    Cia de Saneamento de Minas Gerais-COPASA                591,892   8,044,120
    Cia Energetica de Minas Gerais                          119,174     333,252
    Cia Hering                                            1,540,736  10,617,928
    Cia Paranaense de Energia                               151,600   1,030,648
    Cia Paranaense de Energia Sponsored ADR                 127,664   1,057,058
*   Cia Siderurgica Nacional SA                           5,120,808  12,513,206
*   Construtora Tenda SA                                    168,054     846,104
*   Cosan Logistica SA                                      173,100     417,436
    CVC Brasil Operadora e Agencia de Viagens SA            312,586   3,573,586
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                       2,747,386  10,783,910
    Cyrela Commercial Properties SA Empreendimentos e
*     Participacoes                                          41,900     134,366
    Dimed SA Distribuidora da Medicamentos                    1,100     155,387
    Direcional Engenharia SA                                784,809   1,426,994
    Duratex SA                                            3,220,733   8,180,033
    EcoRodovias Infraestrutura e Logistica SA             2,475,007   8,484,559
    EDP - Energias do Brasil SA                           2,867,714  13,215,018
    Embraer SA                                              902,384   4,563,502
    Embraer SA Sponsored ADR                                603,336  12,229,621
    Energisa SA                                               5,000      39,925
    Equatorial Energia SA                                 1,854,158  33,713,585
    Estacio Participacoes SA                              3,477,890  22,752,082
*   Eternit SA                                            1,383,778     572,442
*   Even Construtora e Incorporadora SA                   2,484,388   3,648,884
    Ez Tec Empreendimentos e Participacoes SA               601,946   3,779,598
    Fleury SA                                             1,463,812  14,096,645
    Fras-Le SA                                               82,875     122,252
    GAEC Educacao SA                                        285,200   1,553,882
*   Gafisa SA                                               111,555     423,918
    Gafisa SA ADR                                            73,263     554,601
*   Gol Linhas Aereas Inteligentes SA ADR                   100,517   1,425,334
    Grendene SA                                             945,017   8,012,651
    Guararapes Confeccoes SA                                 83,800   2,818,728
*   Helbor Empreendimentos SA                             1,574,828   1,131,244
    Iguatemi Empresa de Shopping Centers SA                 663,737   7,811,550
*   International Meal Co. Alimentacao SA                   684,895   1,647,253
    Iochpe Maxion SA                                      1,113,852   6,029,414
*   JHSF Participacoes SA                                   680,347     399,261
*   Joao Fortes Engenharia SA                                22,409       7,258

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
*   JSL SA                                                  615,500 $ 1,529,695
*   Kepler Weber SA                                         135,346   1,028,219
*   Light SA                                                723,407   5,231,237
    Linx SA                                                 763,536   4,231,052
    Localiza Rent a Car SA                                1,623,578  27,021,886
*   LPS Brasil Consultoria de Imoveis SA                    257,479     361,652
    M Dias Branco SA                                        268,900   4,377,111
    Magazine Luiza SA                                         2,100     247,069
    Magnesita Refratarios SA                                371,991   4,163,253
    Mahle-Metal Leve SA                                     416,876   2,273,978
    Marcopolo SA                                             98,200      80,302
*   Marfrig Global Foods SA                               2,815,229   5,795,940
*   Marisa Lojas SA                                         565,920   1,070,735
*   Mills Estruturas e Servicos de Engenharia SA            966,926   1,234,103
    Minerva SA                                              967,369   3,846,706
    MRV Engenharia e Participacoes SA                     2,678,860  12,310,377
    Multiplan Empreendimentos Imobiliarios SA               468,399  10,796,902
    Multiplus SA                                            454,184   5,795,367
    Natura Cosmeticos SA                                    427,018   3,430,276
    Odontoprev SA                                         2,612,096  10,897,869
*   Paranapanema SA                                       1,614,056     838,511
*   Petro Rio SA                                             17,300     207,599
    Porto Seguro SA                                         430,543   4,349,128
    Portobello SA                                           552,200     671,136
*   Profarma Distribuidora de Produtos Farmaceuticos SA      46,468     117,573
*   Prumo Logistica SA                                      302,878   1,068,404
    QGEP Participacoes SA                                   845,794   1,974,564
    Qualicorp SA                                          2,351,105  24,729,823
*   Restoque Comercio e Confeccoes de Roupas SA             123,151   1,461,212
*   Rodobens Negocios Imobiliarios SA                       136,138     239,677
*   Rumo SA                                               6,658,774  22,079,537
*   Santos Brasil Participacoes SA                        2,334,340   1,586,993
    Sao Carlos Empreendimentos e Participacoes SA            65,509     719,720
    Sao Martinho SA                                       1,525,186   8,588,602
    Ser Educacional SA                                      242,300   1,988,377
    SLC Agricola SA                                         574,213   4,006,887
    Smiles SA                                               505,800  10,557,674
    Sonae Sierra Brasil SA                                  250,446   1,601,454
*   Springs Global Participacoes SA                          18,200      59,765
    Sul America SA                                        3,005,954  16,917,435
    T4F Entretenimento SA                                   111,200     222,874
    Technos SA                                              230,500     307,496
*   Tecnisa SA                                            1,488,036   1,116,618
    Tegma Gestao Logistica SA                                16,000      75,219
    Totvs SA                                              1,185,526  11,405,322
*   TPI - Triunfo Participacoes e Investimentos SA          329,501     426,887
    Transmissora Alianca de Energia Eletrica SA           1,991,418  14,828,588
    Tupy SA                                                 210,819   1,000,568
*   Usinas Siderurgicas de Minas Gerais SA                   42,600     141,939
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                          720,575   3,898,248
    Via Varejo SA(BGSHPP4)                                1,043,519   4,815,444
    Via Varejo SA(B7VY430)                                  205,862     386,856

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Wiz Solucoes e Corretagem de Seguros SA                160,600 $  1,019,732
                                                                   ------------
TOTAL BRAZIL                                                        519,351,198
                                                                   ------------
CHILE -- (1.5%)
    AES Gener SA                                         2,831,461    1,052,119
    Aguas Andinas SA Class A                               559,878      353,259
    Banmedica SA                                         1,778,905    4,328,516
    Besalco SA                                           2,484,175    2,523,208
    CAP SA                                                 726,761    7,661,418
    Cementos BIO BIO SA                                    352,724      453,655
*   Cia Sud Americana de Vapores SA                    104,972,840    4,870,698
    Clinica LAS Condes SA                                      349       17,828
    Cristalerias de Chile SA                               130,323    1,359,839
    Embotelladora Andina SA Class B ADR                     44,807    1,225,023
    Empresa Nacional de Telecomunicaciones SA              852,516    9,707,391
*   Empresas AquaChile SA                                1,390,832      695,641
    Empresas Hites SA                                    1,134,733    1,309,730
*   Empresas La Polar SA                                11,469,468    1,295,057
    Engie Energia Chile SA                               5,124,223   11,158,644
*   Enjoy SA                                             1,143,197       79,663
    Forus SA                                               806,421    2,903,930
    Grupo Security SA                                    3,196,493    1,210,141
    Inversiones Aguas Metropolitanas SA                  3,924,359    6,854,749
    Inversiones La Construccion SA                         288,555    3,863,401
*   Masisa SA                                           17,353,957    1,295,291
    Multiexport Foods SA                                 4,112,444    1,338,558
    Parque Arauco SA                                     6,296,291   16,551,031
    PAZ Corp. SA                                         1,298,993    1,547,301
    Ripley Corp. SA                                      9,264,270    7,912,818
    Salfacorp SA                                         2,719,448    3,586,646
    Sigdo Koppers SA                                       810,043    1,234,132
    Sociedad Matriz SAAM SA                             36,373,212    3,887,594
    Socovesa SA                                          2,895,998    1,519,776
    Sonda SA                                             2,403,460    4,567,310
    Vina Concha y Toro SA                                4,503,127    7,255,843
                                                                   ------------
TOTAL CHILE                                                         113,620,210
                                                                   ------------
CHINA -- (15.9%)
*   21Vianet Group, Inc. ADR                               514,485    2,294,603
    361 Degrees International, Ltd.                      5,552,000    1,953,255
#*  3SBio, Inc.                                          4,617,500    5,788,922
*   500.com, Ltd. Class A ADR                              133,502    1,584,669
*   51job, Inc. ADR                                        113,079    5,570,272
*   A8 New Media Group, Ltd.                             3,652,000      207,922
#   Agile Group Holdings, Ltd.                          13,027,500   15,487,951
    Ajisen China Holdings, Ltd.                          4,260,000    1,841,292
    AKM Industrial Co., Ltd.                               120,000       18,387
    AMVIG Holdings, Ltd.                                 2,508,000      729,209
    Anhui Expressway Co., Ltd. Class H                   2,770,000    2,090,231
#*  Anton Oilfield Services Group                       11,170,000    1,070,976
*   Anxin-China Holdings, Ltd.                          16,347,000      151,105
*   Art Group Holdings, Ltd.                               320,000       24,163

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Asia Cement China Holdings Corp.                      2,961,500 $ 1,000,160
#*  Asian Citrus Holdings, Ltd.                           2,314,000      33,329
    Ausnutria Dairy Corp., Ltd.                              63,000      25,890
#*  AVIC International Holding HK, Ltd.                  19,300,000     951,743
    AVIC International Holdings, Ltd. Class H             1,960,000   1,005,638
#   AviChina Industry & Technology Co., Ltd. Class H      8,987,000   5,506,475
    BAIOO Family Interactive, Ltd.                        5,436,000     431,526
    Bank of Chongqing Co., Ltd. Class H                   2,259,500   1,957,803
    Bank of Zhengzhou Co., Ltd. Class H                      14,000       8,080
*   Baofeng Modern International Holdings Co., Ltd.         234,000      17,690
*   Baoye Group Co., Ltd. Class H                         1,758,000   1,362,922
*   Baozun, Inc. Sponsored ADR                              136,671   4,436,341
    Beijing Capital Land, Ltd. Class H                    8,706,500   4,588,734
*   Beijing Enterprises Clean Energy Group, Ltd.          4,020,000      95,631
#*  Beijing Enterprises Environment Group, Ltd.             257,000      39,434
#*  Beijing Enterprises Medical & Health Group, Ltd.     19,866,000   1,245,552
    Beijing Jingneng Clean Energy Co., Ltd. Class H      10,584,000   3,059,288
    Beijing North Star Co., Ltd. Class H                  6,368,000   2,582,284
#*  Beijing Properties Holdings, Ltd.                     8,724,000     412,890
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                             1,715,000   1,129,737
#   BEP International Holdings, Ltd.                      2,260,000      59,495
#   Best Pacific International Holdings, Ltd.             2,058,000   1,124,596
*   Besunyen Holdings Co., Ltd.                           1,155,000      87,184
    Billion Industrial Holdings, Ltd.                        64,000      45,272
*   Bitauto Holdings, Ltd. ADR                              184,229   5,821,636
    Bloomage Biotechnology Corp., Ltd.                    1,077,500   2,017,231
#*  Boer Power Holdings, Ltd.                             2,893,000     847,644
    Bosideng International Holdings, Ltd.                20,196,000   1,782,679
#*  Boyaa Interactive International, Ltd.                 2,576,000   1,057,157
    Brilliant Circle Holdings International, Ltd.           250,000      37,725
    BYD Electronic International Co., Ltd.                3,982,815  10,046,805
*   C C Land Holdings, Ltd.                              15,216,015   3,464,377
#*  C.banner International Holdings, Ltd.                 3,315,000   1,327,791
    Cabbeen Fashion, Ltd.                                 1,566,000     430,675
#   Canvest Environmental Protection Group Co., Ltd.      4,729,000   2,584,301
#*  Capital Environment Holdings, Ltd.                    7,940,000     304,653
#*  CAR, Inc.                                             5,097,000   4,436,702
    Carrianna Group Holdings Co., Ltd.                    1,855,257     218,442
    CECEP COSTIN New Materials Group, Ltd.                4,494,000      64,728
*   Central China Real Estate, Ltd.                       6,460,626   1,942,974
#   Central China Securities Co., Ltd. Class H            6,685,000   3,041,216
*   Century Sunshine Group Holdings, Ltd.                12,725,000     440,333
#*  CGN Meiya Power Holdings Co., Ltd.                    8,438,000   1,219,885
    Changshouhua Food Co., Ltd.                           1,773,000     884,339
*   Changyou.com, Ltd. ADR                                   73,976   3,131,404
    Chaowei Power Holdings, Ltd.                          4,397,000   2,491,506
*   Cheetah Mobile, Inc. ADR                                205,689   2,270,807
*   Chigo Holding, Ltd.                                  20,666,000     259,225
#   China Aerospace International Holdings, Ltd.         17,454,500   2,232,501
    China Agri-Industries Holdings, Ltd.                 14,885,800   6,663,486
#   China Aircraft Leasing Group Holdings, Ltd.           1,063,500   1,242,479
#   China All Access Holdings, Ltd.                       6,186,000   1,820,917
    China Aluminum Cans Holdings, Ltd.                      432,000      69,088

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   China Animal Healthcare, Ltd.                         3,671,000 $   458,241
#   China Animation Characters Co., Ltd.                  2,781,000   1,107,177
    China Aoyuan Property Group, Ltd.                     8,910,000   3,815,604
    China BlueChemical, Ltd. Class H                     12,878,000   3,628,535
*   China Chengtong Development Group, Ltd.               2,018,000     118,626
*   China City Infrastructure Group, Ltd.                 1,220,000      79,645
*   China City Railway Transportation Technology
      Holdings Co., Ltd.                                    512,000      70,685
    China Communications Services Corp., Ltd. Class H    15,302,000   8,311,579
    China Conch Venture Holdings, Ltd.                      794,500   1,476,182
    China Datang Corp. Renewable Power Co., Ltd. Class H 14,673,000   1,745,266
*   China Daye Non-Ferrous Metals Mining, Ltd.            4,610,000      66,426
    China Dongxiang Group Co., Ltd.                      23,245,985   4,312,281
#*  China Dynamics Holdings, Ltd.                         9,490,000     188,152
#   China Electronics Corp. Holdings Co., Ltd.            3,084,000     445,307
#   China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                5,560,000     497,872
*   China Energine International Holdings, Ltd.           4,206,000     338,360
    China Everbright, Ltd.                                6,106,000  13,905,643
*   China Fiber Optic Network System Group, Ltd.          9,639,999     323,974
    China Financial Services Holdings, Ltd.               7,132,000     629,746
*   China Fire Safety Enterprise Group, Ltd.              3,380,000     188,065
#   China Foods, Ltd.                                     7,820,000   3,600,023
*   China Fordoo Holdings, Ltd.                             277,000     206,371
*   China Glass Holdings, Ltd.                            4,632,000     426,603
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A                                        2,328,000     629,204
    China Greenfresh Group Co., Ltd.                      2,602,000     489,524
#   China Greenland Broad Greenstate Group Co., Ltd.      5,396,000   1,355,372
    China Hanking Holdings, Ltd.                          3,750,000     523,127
#*  China Harmony New Energy Auto Holding, Ltd.           6,001,000   2,891,099
*   China High Precision Automation Group, Ltd.           1,289,000      37,750
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                2,909,000   3,140,911
*   China Huiyuan Juice Group, Ltd.                       4,929,500   1,532,532
    China International Capital Corp., Ltd. Class H       1,440,400   2,291,852
*   China ITS Holdings Co., Ltd.                          3,835,412     294,537
    China Jinmao Holdings Group, Ltd.                    27,318,300  12,680,597
    China Lesso Group Holdings, Ltd.                      7,387,000   5,206,269
    China Lilang, Ltd.                                    3,645,000   2,444,201
*   China Longevity Group Co., Ltd.                       1,076,350      35,415
#*  China LotSynergy Holdings, Ltd.                      31,100,000     588,877
    China Machinery Engineering Corp. Class H             6,490,000   4,385,309
#   China Maple Leaf Educational Systems, Ltd.            4,134,000   3,310,936
#   China Medical System Holdings, Ltd.                   7,095,500  12,104,530
    China Meidong Auto Holdings, Ltd.                     1,182,000     405,617
    China Merchants Land, Ltd.                           10,510,000   2,242,755
#   China National Building Material Co., Ltd. Class H   21,806,000  13,302,333
    China National Materials Co., Ltd. Class H            8,937,000   3,622,615
*   China New Town Development Co., Ltd.                 11,720,648     510,143
#   China NT Pharma Group Co., Ltd.                       5,092,500   1,107,065
*   China Nuclear Industry 23 International Corp., Ltd.   1,072,000     201,813
#*  China Ocean Resources Co., Ltd.                         537,630     360,326
*   China Oceanwide Holdings, Ltd.                        2,626,000     231,794
    China Oil & Gas Group, Ltd.                          32,738,000   2,261,532
    China Oriental Group Co., Ltd.                          468,000     251,355
*   China Outfitters Holdings, Ltd.                          24,000         744

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Overseas Grand Oceans Group, Ltd.               8,450,500 $ 4,952,864
#   China Overseas Property Holdings, Ltd.               10,065,000   1,827,992
    China Packaging Holdings Development, Ltd.            3,390,000     906,442
    China Pioneer Pharma Holdings, Ltd.                   2,777,000     899,779
#   China Power Clean Energy Development Co., Ltd.        3,760,499   2,337,124
    China Power International Development, Ltd.          21,226,000   7,275,805
*   China Properties Group, Ltd.                          2,640,000     664,936
#*  China Rare Earth Holdings, Ltd.                       8,316,799     637,253
    China Resources Cement Holdings, Ltd.                13,386,000   7,962,857
#   China Resources Phoenix Healthcare Holdings Co.,
      Ltd.                                                3,464,000   4,373,992
#*  China Ruifeng Renewable Energy Holdings, Ltd.         5,192,000     458,115
*   China Rundong Auto Group, Ltd.                          126,000      67,984
*   China Saite Group Co., Ltd.                           1,050,000      77,884
    China Sanjiang Fine Chemicals Co., Ltd.               3,011,000     950,559
    China SCE Property Holdings, Ltd.                    12,970,200   6,341,861
*   China Shanshui Cement Group, Ltd.                             1           1
#*  China Shengmu Organic Milk, Ltd.                      7,481,000   1,378,547
    China Shineway Pharmaceutical Group, Ltd.             2,378,200   2,378,877
#   China Silver Group, Ltd.                              6,436,000   1,186,158
#   China Singyes Solar Technologies Holdings, Ltd.       4,204,040   1,596,513
#   China South City Holdings, Ltd.                      21,742,000   4,727,797
    China Starch Holdings, Ltd.                           6,705,000     201,553
    China Sunshine Paper Holdings Co., Ltd.               1,036,500     279,909
    China Suntien Green Energy Corp., Ltd. Class H       11,084,000   2,340,277
*   China Taifeng Beddings Holdings, Ltd.                 1,336,000      34,637
#   China Tian Lun Gas Holdings, Ltd.                     1,144,500     699,055
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                               12,676,000   6,726,841
#   China Travel International Investment Hong Kong,
      Ltd.                                               17,251,900   5,123,115
*   China Vanadium Titano - Magnetite Mining Co., Ltd.      263,000      10,428
#   China Vast Industrial Urban Development Co., Ltd.       732,000     291,196
    China Water Affairs Group, Ltd.                       6,844,000   3,731,584
#*  China Water Industry Group, Ltd.                      7,644,000   1,662,771
    China Wood Optimization Holding, Ltd.                 2,076,000     574,132
    China XLX Fertiliser, Ltd.                              444,000     117,264
#*  China Yurun Food Group, Ltd.                         10,561,000   1,365,045
    China ZhengTong Auto Services Holdings, Ltd.          6,284,000   6,199,098
#   China Zhongwang Holdings, Ltd.                       10,812,000   5,380,170
#   Chinasoft International, Ltd.                        15,102,000   8,275,619
*   Chinese People Holdings Co., Ltd.                     1,855,709      21,346
    Chongqing Machinery & Electric Co., Ltd. Class H      8,344,000   1,077,547
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                      2,662,000     347,334
    Chu Kong Shipping Enterprise Group Co., Ltd.            746,000     184,132
    CIFI Holdings Group Co., Ltd.                        19,426,000  11,053,888
#*  CIMC Enric Holdings, Ltd.                             5,278,000   3,777,445
*   CITIC Dameng Holdings, Ltd.                           5,233,000     311,205
#   CITIC Resources Holdings, Ltd.                       17,636,600   1,984,838
#   Citychamp Watch & Jewellery Group, Ltd.              11,676,000   2,523,777
    Clear Media, Ltd.                                       357,000     420,646
*   Coastal Greenland, Ltd.                               5,286,000     156,737
#*  Cogobuy Group                                         3,644,000   2,169,859
#   Colour Life Services Group Co., Ltd.                  1,837,000   1,298,315
    Comba Telecom Systems Holdings, Ltd.                 10,949,338   1,500,398
*   Comtec Solar Systems Group, Ltd.                      4,958,000     180,988

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    Concord New Energy Group, Ltd.                        35,844,964 $1,535,067
    Consun Pharmaceutical Group, Ltd.                      2,453,000  1,987,643
#*  Coolpad Group, Ltd.                                   21,444,800  1,501,136
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                              9,210,000  5,180,579
#   COSCO SHIPPING International Hong Kong Co., Ltd.       3,777,000  1,595,241
    COSCO SHIPPING Ports, Ltd.                             7,138,948  8,732,246
*   Coslight Technology International Group Co., Ltd.      1,110,000    498,615
#   Cosmo Lady China Holdings Co., Ltd.                    4,375,000  1,633,784
    CP Pokphand Co., Ltd.                                 42,714,594  3,989,944
    CPMC Holdings, Ltd.                                    2,858,000  1,414,672
#   CRCC High-Tech Equipment Corp., Ltd. Class H           2,617,500    947,196
#   CT Environmental Group, Ltd.                          14,380,000  2,574,776
    Da Ming International Holdings, Ltd.                     862,000    361,705
*   DaChan Food Asia, Ltd.                                 1,523,955    132,679
    Dah Chong Hong Holdings, Ltd.                          6,350,000  3,266,291
    Dalian Port PDA Co., Ltd. Class H                      2,640,400    483,021
*   Daphne International Holdings, Ltd.                    7,022,000    629,166
#   Dawnrays Pharmaceutical Holdings, Ltd.                 3,130,943  1,883,546
#*  DBA Telecommunication Asia Holdings, Ltd.                876,000      7,357
#*  Differ Group Holding Co., Ltd.                         9,424,000    699,408
#*  Digital China Holdings, Ltd.                           7,858,800  5,158,129
#*  Dongfang Electric Corp., Ltd. Class H                  1,836,400  1,951,020
#   Dongjiang Environmental Co., Ltd. Class H                986,975  1,417,168
    Dongyue Group, Ltd.                                    7,432,000  3,463,471
    Dragon Crown Group Holdings, Ltd.                         62,000     11,029
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                              2,733,000  1,349,458
#*  Dynasty Fine Wines Group, Ltd.                         1,614,000     55,792
    E-Commodities Holdings, Ltd.                             168,000     20,205
*   eHi Car Services, Ltd. Sponsored ADR                     105,015    995,542
    Embry Holdings, Ltd.                                     473,000    151,437
    Essex Bio-technology, Ltd.                                88,000     47,863
    EVA Precision Industrial Holdings, Ltd.                5,156,435    732,166
*   EverChina International Holdings Co., Ltd.            13,120,000    415,504
*   Evergreen International Holdings, Ltd.                 1,208,000    100,556
*   Extrawell Pharmaceutical Holdings, Ltd.                   87,921      1,566
*   Fang Holdings, Ltd. ADR                                  128,129    410,013
    Fantasia Holdings Group Co., Ltd.                     14,701,500  2,143,434
    Far East Horizon, Ltd.                                10,787,000  9,190,179
#*  Feiyu Technology International Co., Ltd.               1,636,500    240,521
    First Tractor Co., Ltd. Class H                        1,273,176    605,621
*   Forgame Holdings, Ltd.                                   189,900    349,985
*   Freetech Road Recycling Technology Holdings, Ltd.      2,164,000    180,086
    Fu Shou Yuan International Group, Ltd.                 5,805,000  3,572,369
    Fufeng Group, Ltd.                                     7,458,600  4,557,678
#*  Fuguiniao Co., Ltd. Class H                            2,430,200    226,349
#   Future Land Development Holdings, Ltd.                13,022,000  5,415,420
#*  GCL-Poly Energy Holdings, Ltd.                        85,046,000  9,027,258
    Gemdale Properties & Investment Corp., Ltd.           10,826,000  1,093,306
#   Genscript Biotech Corp.                                  760,000    406,212
#*  Glorious Property Holdings, Ltd.                      19,097,501  2,150,276
    Goldbond Group Holdings, Ltd.                            210,000      4,748
#   Golden Eagle Retail Group, Ltd.                        3,432,000  4,439,852
    Golden Throat Holdings Group Co., Ltd.                   832,000    286,565

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Goldlion Holdings, Ltd.                               1,809,962 $   789,871
#   Goldpac Group, Ltd.                                   2,369,000     781,923
#   GOME Electrical Appliances Holding, Ltd.             84,442,000  10,154,716
*   Good Friend International Holdings, Inc.                398,667      97,936
#*  Grand Baoxin Auto Group, Ltd.                         2,677,492   1,361,730
#   Greatview Aseptic Packaging Co., Ltd.                 7,066,000   4,068,903
    Greenland Hong Kong Holdings, Ltd.                    7,312,000   2,709,880
#   Greentown China Holdings, Ltd.                        5,689,148   7,304,982
*   Ground International Development, Ltd.                  275,000      63,757
*   Guangdong Land Holdings, Ltd.                         4,600,800   1,012,836
    Guangdong Yueyun Transportation Co., Ltd. Class H     1,143,000     746,082
    Guangshen Railway Co., Ltd. Class H                   1,860,000     956,976
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                             4,485,000     315,781
    Guolian Securities Co., Ltd. Class H                  1,282,000     647,425
#   Guorui Properties, Ltd.                               1,465,000     444,294
*   Haichang Ocean Park Holdings, Ltd.                    5,418,000   1,172,034
    Haitian International Holdings, Ltd.                  4,300,000  12,318,387
*   Hanergy Thin Film Power Group, Ltd.                  17,084,000      85,687
*   Harbin Bank Co., Ltd. Class H                         1,084,000     345,176
    Harbin Electric Co., Ltd. Class H                     5,181,413   2,848,945
#   Harmonicare Medical Holdings, Ltd.                    1,911,000     853,494
#   HC International, Inc.                                  984,000     713,623
#*  Health and Happiness H&H International Holdings,
      Ltd.                                                1,486,500   4,799,830
    Henderson Investment, Ltd.                            1,466,000     125,647
*   Heng Tai Consumables Group, Ltd.                        350,000      16,349
*   Hengdeli Holdings, Ltd.                              17,837,399   1,802,427
*   Hengshi Mining Investments, Ltd.                      1,531,000     423,103
*   Hi Sun Technology China, Ltd.                        11,094,000   2,041,047
#   Hilong Holding, Ltd.                                  5,396,000     923,307
    Hisense Kelon Electrical Holdings Co., Ltd. Class H     875,000   1,250,801
    HKC Holdings, Ltd.                                    1,208,577     942,142
#*  HNA Holding Group Co., Ltd.                          24,080,000     862,857
    HNA Infrastructure Co., Ltd. Class H                    659,000     533,381
*   Honghua Group, Ltd.                                  16,623,000   1,488,862
    Honworld Group, Ltd.                                    844,000     428,788
    Hopefluent Group Holdings, Ltd.                       1,493,670     609,517
    Hopewell Highway Infrastructure, Ltd.                 4,163,000   2,557,168
    Hopson Development Holdings, Ltd.                     4,514,000   4,331,384
#   HOSA International, Ltd.                              4,668,000   1,445,600
#*  Hua Han Health Industry Holdings, Ltd.               25,871,698     329,242
    Hua Hong Semiconductor, Ltd.                          2,135,000   2,892,945
#   Huadian Fuxin Energy Corp., Ltd. Class H             16,484,000   3,646,995
*   Huajun Holdings, Ltd.                                   112,000       7,314
    Huaneng Renewables Corp., Ltd. Class H               28,364,000   8,634,297
    Huazhang Technology Holding, Ltd.                       388,000     232,546
*   Huiyin Smart Community Co., Ltd.                      1,526,000     159,913
#*  Hydoo International Holding, Ltd.                     2,436,000     280,600
#*  IMAX China Holding, Inc.                                722,500   1,908,198
#   Inner Mongolia Yitai Coal Co., Ltd. Class H             120,400     122,939
    Inspur International, Ltd.                            2,286,000     512,175
#   Jiangnan Group, Ltd.                                 11,392,000     859,865
#*  Jiayuan International Group, Ltd.                       576,000     367,126
*   Jinchuan Group International Resources Co., Ltd.      4,466,000     513,836

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   JinkoSolar Holding Co., Ltd. ADR                        153,376 $ 4,236,245
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                       26,500      14,997
#   Joy City Property, Ltd.                              14,562,000   2,141,377
    Ju Teng International Holdings, Ltd.                  5,510,000   2,220,228
    K Wah International Holdings, Ltd.                    5,073,166   3,048,819
*   Kai Yuan Holdings, Ltd.                              13,400,000     107,958
#*  Kaisa Group Holdings, Ltd.                           13,971,000   5,341,384
    Kangda International Environmental Co., Ltd.          4,309,000     848,763
#*  Kasen International Holdings, Ltd.                    4,399,000     726,163
    Kingboard Chemical Holdings, Ltd.                     4,262,421  19,189,965
    Kingboard Laminates Holdings, Ltd.                    5,858,500   8,164,603
#*  Kingdee International Software Group Co., Ltd.       15,099,200   6,272,456
    Kingsoft Corp., Ltd.                                  3,670,000   9,654,054
*   Ko Yo Chemical Group, Ltd.                            4,280,000      72,422
#*  Koradior Holdings, Ltd.                               1,008,000     889,222
#*  KuangChi Science, Ltd.                                  646,000     226,479
    KWG Property Holding, Ltd.                           10,848,950   8,050,703
*   Labixiaoxin Snacks Group, Ltd.                        1,152,000     104,785
    Lai Fung Holdings, Ltd.                              29,583,012     908,045
    Le Saunda Holdings, Ltd.                              2,049,799     391,140
#   Lee & Man Chemical Co., Ltd.                            998,785     567,308
    Lee & Man Paper Manufacturing, Ltd.                  11,129,000  11,851,842
#   Lee's Pharmaceutical Holdings, Ltd.                   1,580,000   1,250,664
    Leoch International Technology, Ltd.                  2,476,000     541,800
#*  Leyou Technologies Holdings, Ltd.                     9,420,000   2,302,074
*   Li Ning Co., Ltd.                                    10,086,000   7,944,738
*   Lianhua Supermarket Holdings Co., Ltd. Class H        2,629,600   1,068,448
#*  Lifestyle China Group, Ltd.                           1,230,500     503,488
#*  Lifetech Scientific Corp.                            16,038,000   3,529,190
    Livzon Pharmaceutical Group, Inc. Class H               707,434   3,891,499
#   Logan Property Holdings Co., Ltd.                     8,758,000   7,590,316
*   LongiTech Smart Energy Holding, Ltd.                    556,000     200,586
    Lonking Holdings, Ltd.                               15,371,000   5,010,935
*   Loudong General Nice Resources China Holdings, Ltd.      72,140       2,671
#   Luye Pharma Group, Ltd.                               9,943,500   5,636,334
#   LVGEM China Real Estate Investment Co., Ltd.          2,840,000     777,932
*   Maanshan Iron & Steel Co., Ltd. Class H              14,660,000   7,099,762
    Maoye International Holdings, Ltd.                    8,664,000     875,536
*   MIE Holdings Corp.                                    1,880,000     177,922
#   MIN XIN Holdings, Ltd.                                  890,000     671,244
*   Mingfa Group International Co., Ltd.                  7,108,000     273,007
*   Mingyuan Medicare Development Co., Ltd.               6,950,000      38,350
    Minmetals Land, Ltd.                                  8,760,000   1,131,795
    Minth Group, Ltd.                                     3,889,000  17,906,972
#*  MMG, Ltd.                                            19,922,999   8,862,646
    MOBI Development Co., Ltd.                            1,014,000     148,861
    Modern Land China Co., Ltd.                           3,160,000     594,174
#*  Munsun Capital Group, Ltd.                           53,918,318     621,191
#   Nan Hai Corp., Ltd.                                   8,350,000     283,176
#*  National Agricultural Holdings, Ltd.                  3,714,000     424,380
*   Nature Home Holding Co., Ltd.                           520,000      70,565
#   NetDragon Websoft Holdings, Ltd.                        108,044     288,157
*   New World Department Store China, Ltd.                3,567,462     907,696

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    Nexteer Automotive Group, Ltd.                        5,949,000 $10,249,330
*   Noah Holdings, Ltd. ADR                                 121,711   3,892,318
#*  North Mining Shares Co., Ltd.                        84,560,000   1,514,617
*   NQ Mobile, Inc. Class A ADR                             432,156   1,477,974
#   NVC Lighting Holdings, Ltd.                           7,779,000     865,429
#*  O-Net Technologies Group, Ltd.                        1,754,000   1,131,810
#*  Ourgame International Holdings, Ltd.                  1,875,000     481,940
    Overseas Chinese Town Asia Holdings, Ltd.             1,808,183     876,828
#*  Ozner Water International Holding, Ltd.               2,415,000     608,180
#   Pacific Online, Ltd.                                  3,033,365     566,710
#   Parkson Retail Group, Ltd.                            8,563,500   1,379,394
#   PAX Global Technology, Ltd.                           6,043,000   4,007,250
*   Phoenix New Media, Ltd. ADR                             100,054     269,145
    Phoenix Satellite Television Holdings, Ltd.           8,296,000   1,231,086
*   Ping An Securities Group Holdings, Ltd.              21,300,000     196,044
    Poly Culture Group Corp., Ltd. Class H                  581,100   1,301,641
#*  Poly Property Group Co., Ltd.                        16,591,000   8,700,160
#   Pou Sheng International Holdings, Ltd.               14,438,806   2,862,070
    Powerlong Real Estate Holdings, Ltd.                  9,846,000   4,598,094
*   Prosperity International Holdings HK, Ltd.           11,620,000     167,713
#*  PW Medtech Group, Ltd.                                4,922,000   1,121,739
#   Q Technology Group Co., Ltd.                          2,653,000   2,857,102
    Qingdao Port International Co., Ltd. Class H          2,498,000   1,413,483
    Qingling Motors Co., Ltd. Class H                     4,180,000   1,406,794
*   Qinhuangdao Port Co., Ltd. Class H                    3,652,500   1,158,212
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                 65,000      19,042
*   Qunxing Paper Holdings Co., Ltd.                        669,913      32,420
*   Real Gold Mining, Ltd.                                  300,500      10,118
*   Real Nutriceutical Group, Ltd.                        5,135,000     249,644
    Red Star Macalline Group Corp., Ltd. Class H          1,979,000   2,054,273
#*  Redco Properties Group, Ltd.                          6,932,000   2,653,277
#*  Renhe Commercial Holdings Co., Ltd.                 126,343,000   2,796,763
#*  REXLot Holdings, Ltd.                                69,151,502     875,921
    Road King Infrastructure, Ltd.                        2,311,000   3,039,941
#*  Ronshine China Holdings, Ltd.                         1,747,000   1,915,539
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                                7,377,000   1,406,009
*   Scud Group, Ltd.                                      1,876,000      46,835
    Seaspan Corp.                                           430,472   2,884,162
    Shandong Chenming Paper Holdings, Ltd. Class H        1,886,000   2,889,501
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                            11,976,000   9,650,931
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H        900,000     814,719
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                  23,272,000   2,113,391
#*  Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                               872,000     586,589
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                        1,645,000     910,589
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                               104,800     554,198
    Shanghai Industrial Holdings, Ltd.                    3,608,000  10,426,549
#   Shanghai Industrial Urban Development Group, Ltd.    12,220,000   2,969,642
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        8,524,000   2,442,110
    Shanghai La Chapelle Fashion Co., Ltd. Class H           13,200      16,728
    Shanghai Prime Machinery Co., Ltd. Class H            5,358,000   1,144,247
*   Shanghai Zendai Property, Ltd.                       14,785,000     234,732
    Sheen Tai Holdings Grp Co., Ltd.                      2,482,000     127,064
*   Shengli Oil & Gas Pipe Holdings, Ltd.                 2,272,500      98,870

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shenguan Holdings Group, Ltd.                         7,454,000 $   443,124
    Shenzhen Expressway Co., Ltd. Class H                 4,494,400   4,013,270
    Shenzhen International Holdings, Ltd.                 7,554,367  12,931,371
    Shenzhen Investment, Ltd.                            22,596,874  10,372,731
*   Shougang Concord International Enterprises Co., Ltd. 20,776,000     730,517
#   Shougang Fushan Resources Group, Ltd.                18,764,000   4,344,714
    Shui On Land, Ltd.                                   28,643,643   7,146,631
#*  Shunfeng International Clean Energy, Ltd.            10,264,000     557,509
    Sichuan Expressway Co., Ltd. Class H                  5,366,000   2,217,153
#   Sihuan Pharmaceutical Holdings Group, Ltd.           28,512,000  11,997,778
*   Silver Grant International Industries, Ltd.           5,530,000     876,678
#*  Silverman Holdings, Ltd.                              2,410,000     247,128
    SIM Technology Group, Ltd.                            1,050,000      58,416
#*  Sino Oil And Gas Holdings, Ltd.                      70,712,766   1,565,652
*   Sino-I Technology, Ltd.                               3,950,000      53,964
    Sino-Ocean Group Holdings, Ltd.                      12,559,000   7,017,881
#*  Sinofert Holdings, Ltd.                              16,413,327   2,265,999
*   Sinolink Worldwide Holdings, Ltd.                    13,700,800   1,892,571
#*  SinoMedia Holding, Ltd.                               1,126,000     259,277
    Sinopec Engineering Group Co., Ltd. Class H           6,396,000   5,739,562
#   Sinopec Kantons Holdings, Ltd.                        6,206,000   3,747,495
#   Sinosoft Technology Group, Ltd.                       4,194,599   1,258,981
#   Sinotrans Shipping, Ltd.                              9,239,086   2,316,018
    Sinotrans, Ltd. Class H                              14,126,000   7,173,340
#   Sinotruk Hong Kong, Ltd.                              5,210,000   5,462,971
*   Skyfame Realty Holdings, Ltd.                         7,794,000   1,197,814
    Skyworth Digital Holdings, Ltd.                      12,749,628   6,830,922
#   SMI Holdings Group, Ltd.                              6,198,413   3,255,096
    SOHO China, Ltd.                                     15,316,500   8,343,908
*   Sohu.com, Inc.                                          194,172  11,034,795
*   Sound Global, Ltd.                                      494,000     189,737
#*  Sparkle Roll Group, Ltd.                              5,168,000     383,506
    Springland International Holdings, Ltd.               4,998,000     966,538
#*  SPT Energy Group, Inc.                                4,970,000     330,150
*   SRE Group, Ltd.                                      29,918,346     696,367
    SSY Group, Ltd.                                      14,361,152   6,338,494
    Suchuang Gas Corp., Ltd.                                 40,000      16,125
    Sun King Power Electronics Group                      2,892,000     665,295
    Sunac China Holdings, Ltd.                            4,950,000  13,168,013
#*  Suncity Group Holdings, Ltd.                          3,050,000     210,862
*   Sunshine 100 China Holdings, Ltd.                       130,000      54,109
    Symphony Holdings, Ltd.                               7,900,000     697,312
    Tang Palace China Holdings, Ltd.                         26,000      13,015
    Tarena International, Inc. ADR                          256,026   4,941,302
*   Taung Gold International, Ltd.                       27,990,000     247,000
    TCC International Holdings, Ltd.                     10,264,647   4,689,700
#*  TCL Multimedia Technology Holdings, Ltd.              3,758,510   1,851,920
*   Tech Pro Technology Development, Ltd.                43,862,000     460,335
#*  Technovator International, Ltd.                       3,842,000   1,188,422
    Ten Pao Group Holdings, Ltd.                            284,000      76,988
    Tenfu Cayman Holdings Co., Ltd.                         216,000      71,868
#   Tenwow International Holdings, Ltd.                   3,728,000     700,853
*   Tesson Holdings, Ltd.                                   129,000      19,148

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    Texhong Textile Group, Ltd.                            2,011,500 $2,161,918
*   Tian An China Investment Co., Ltd.                     1,598,000  1,083,813
    Tian Shan Development Holdings, Ltd.                   1,742,000    706,906
    Tiande Chemical Holdings, Ltd.                           592,000    168,127
    Tiangong International Co., Ltd.                       9,288,000    974,096
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                         2,718,000  1,744,049
    Tianjin Development Holdings, Ltd.                     4,024,000  2,325,728
    Tianjin Port Development Holdings, Ltd.               14,388,800  2,392,736
    Tianneng Power International, Ltd.                     6,014,048  4,769,066
    Tianyi Summi Holdings, Ltd.                            3,872,000    550,132
#*  Tibet Water Resources, Ltd.                           11,579,000  4,651,497
    Time Watch Investments, Ltd.                           1,456,000    189,965
    Tomson Group, Ltd.                                     1,940,641    998,063
#   Tong Ren Tang Technologies Co., Ltd. Class H           4,173,000  6,048,564
#   Tongda Group Holdings, Ltd.                           23,530,000  6,825,595
    Tonly Electronics Holdings, Ltd.                         584,176    609,726
    Top Spring International Holdings, Ltd.                  500,500    159,412
*   Tou Rong Chang Fu Group, Ltd.                          8,768,000    158,150
    Towngas China Co., Ltd.                                7,254,657  5,114,479
    TPV Technology, Ltd.                                   5,291,964  1,224,061
#   Trigiant Group, Ltd.                                   3,788,000    542,392
*   Trony Solar Holdings Co., Ltd.                         1,757,000     26,543
#   Truly International Holdings, Ltd.                     8,919,573  2,988,310
*   Tuniu Corp. Sponsored ADR                                 38,007    302,536
#   Uni-President China Holdings, Ltd.                     8,237,000  6,396,712
#*  United Energy Group, Ltd.                             38,598,900  1,407,045
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                   4,408,500  3,507,423
#*  V1 Group, Ltd.                                        13,723,600    474,437
    Vinda International Holdings, Ltd.                       746,000  1,406,786
*   Wanguo International Mining Group, Ltd.                  154,000     35,651
#   Wasion Group Holdings, Ltd.                            4,144,000  1,833,860
*   Weiqiao Textile Co. Class H                            2,668,000  1,467,400
    Welling Holding, Ltd.                                  7,400,000  1,607,374
    Wenzhou Kangning Hospital Co., Ltd.                        2,700     11,668
*   West China Cement, Ltd.                               17,834,000  2,555,782
#*  Wisdom Sports Group                                    1,072,000    154,958
*   Wuzhou International Holdings, Ltd.                    5,638,000    476,156
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                   279,000    279,421
    Xiamen International Port Co., Ltd. Class H            7,366,000  1,441,435
*   Xinchen China Power Holdings, Ltd.                     3,195,000    490,091
    Xingda International Holdings, Ltd.                    6,415,235  2,775,605
*   Xingfa Aluminium Holdings, Ltd.                          419,000    307,883
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                              2,708,103  2,251,915
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H      5,127,598    714,216
*   Xinming China Holdings, Ltd.                             224,000     35,537
#   Xinyi Solar Holdings, Ltd.                            16,712,000  5,259,440
    Xinyuan Real Estate Co., Ltd. ADR                         29,413    162,360
#   XTEP International Holdings, Ltd.                      5,490,500  2,044,069
*   Xunlei, Ltd. ADR                                          18,809     61,317
#   Yadea Group Holdings, Ltd.                             1,108,000    277,832
*   Yanchang Petroleum International, Ltd.                30,720,000    722,814
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                          1,018,000  2,211,299
#*  Yashili International Holdings, Ltd.                   3,908,000    704,790

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                            277,200 $      680,661
    Yida China Holdings, Ltd.                          1,148,000        322,573
    Yip's Chemical Holdings, Ltd.                      1,916,000        796,800
*   Yirendai, Ltd. ADR                                   227,197      8,692,557
*   Youyuan International Holdings, Ltd.               2,951,070      1,133,331
*   Yuanda China Holdings, Ltd.                       12,884,000        241,864
#*  YuanShengTai Dairy Farm, Ltd.                      5,910,000        302,399
    Yuexiu Property Co., Ltd.                         54,806,284     10,303,010
#   Yuexiu Transport Infrastructure, Ltd.              4,586,018      3,426,675
    Yunnan Water Investment Co., Ltd. Class H          1,490,000        659,496
    Yuzhou Properties Co., Ltd.                       11,092,120      6,585,792
*   YY, Inc. ADR                                         220,940     15,797,210
#   Zhaojin Mining Industry Co., Ltd. Class H          7,759,000      6,378,518
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                          1,635,400      1,005,798
*   Zhong An Real Estate, Ltd.                         6,744,400      2,202,228
#   Zhongsheng Group Holdings, Ltd.                    4,471,500      9,785,766
    Zhuhai Holdings Investment Group, Ltd.             1,698,000        247,491
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                3,586,600      1,825,441
                                                                 --------------
TOTAL CHINA                                                       1,166,110,841
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                 1,059,193      5,405,684
    Bolsa de Valores de Colombia                      29,054,344        244,217
    Celsia SA ESP                                      1,445,196      2,294,012
*   Cemex Latam Holdings SA                              962,364      3,512,824
    Constructora Conconcreto SA                          293,150        100,624
    Corp. Financiera Colombiana SA                        47,865        463,565
*   Empresa de Telecomunicaciones de Bogota            3,376,051        661,386
    Grupo Nutresa SA                                       8,484         75,858
    Interconexion Electrica SA ESP                        41,750        191,264
    Mineros SA                                           115,553        102,546
*   Odinsa SA                                             19,092         56,040
    Promigas SA ESP                                       10,240         21,604
                                                                 --------------
TOTAL COLOMBIA                                                       13,129,624
                                                                 --------------
GREECE -- (0.3%)
    Aegean Airlines SA                                   207,860      2,033,590
    Athens Water Supply & Sewage Co. SA (The)            125,722        920,687
    Bank of Greece                                       142,242      2,280,635
*   Ellaktor SA                                          801,522      1,562,146
    Fourlis Holdings SA                                  278,982      1,913,252
*   GEK Terna Holding Real Estate Construction SA        475,188      2,126,363
    Hellenic Exchanges - Athens Stock Exchange SA        437,421      2,754,235
*   Iaso SA                                              282,999        389,911
*   Intracom Holdings SA                                 664,642        458,835
*   Intralot SA-Integrated Lottery Systems & Services    848,730      1,184,261
*   Lamda Development SA                                  92,510        731,163
*   Marfin Investment Group Holdings SA                5,032,612        800,780
*   Mytilineos Holdings SA                               522,191      5,187,466
    Piraeus Port Authority SA                             42,172        789,034
    Sarantis SA                                           93,848      1,367,401

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
    Terna Energy SA                                         257,713 $ 1,188,759
                                                                    -----------
TOTAL GREECE                                                         25,688,518
                                                                    -----------
HONG KONG -- (0.0%)
    Asiasec Properties, Ltd.                                179,790      48,052
    Goodbaby International Holdings, Ltd.                 3,783,000   1,853,879
    Microport Scientific Corp.                              733,000     577,693
    Samson Holding, Ltd.                                    797,000      76,479
                                                                    -----------
TOTAL HONG KONG                                                       2,556,103
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.              2,023,725   3,656,789
    Richter Gedeon Nyrt                                     162,540   4,158,471
                                                                    -----------
TOTAL HUNGARY                                                         7,815,260
                                                                    -----------
INDIA -- (13.6%)
*   3M India, Ltd.                                            6,495   1,356,630
*   8K Miles Software Services, Ltd.                         29,405     249,888
*   Aarti Drugs, Ltd.                                         1,105       9,735
*   Aarti Industries                                        201,976   3,046,696
*   Aban Offshore, Ltd.                                     137,519     395,686
    Abbott India, Ltd.                                        5,119     357,120
    Accelya Kale Solutions, Ltd.                              3,300      73,304
    Adani Enterprises, Ltd.                               1,642,031   3,541,283
*   Adani Power, Ltd.                                     6,769,452   3,527,852
*   Adani Transmissions, Ltd.                               522,126   1,014,736
*   Aditya Birla Capital, Ltd.                              515,058   1,243,341
*   Aditya Birla Fashion and Retail, Ltd.                   258,803     697,894
    Aegis Logistics, Ltd.                                   898,217   2,646,256
    Agro Tech Foods, Ltd.                                    62,964     504,351
*   Ahluwalia Contracts India Ltd.                           19,575      85,394
    AIA Engineering, Ltd.                                   240,532   5,414,922
    Ajanta Pharma, Ltd.                                     193,343   4,211,010
    Akzo Nobel India, Ltd.                                   78,036   2,164,896
    Alembic Pharmaceuticals, Ltd.                           468,660   3,896,283
    Alembic, Ltd.                                           624,014     399,070
*   Allahabad Bank                                        1,121,891   1,316,573
*   Allcargo Logistics, Ltd.                                442,806   1,185,645
*   Alok Industries, Ltd.                                   313,271      17,815
    Amara Raja Batteries, Ltd.                              193,035   2,513,184
*   Amtek Auto, Ltd.                                        217,501      96,296
    Anant Raj, Ltd.                                         396,539     391,509
    Andhra Bank                                           1,312,648   1,172,049
*   Apar Industries, Ltd.                                    98,495   1,205,800
    APL Apollo Tubes, Ltd.                                   15,868     392,854
*   Apollo Hospitals Enterprise, Ltd.                       131,123   2,572,291
    Apollo Tyres, Ltd.                                    2,135,080   8,855,173
*   Arvind SmartSpaces, Ltd.                                 14,891      33,226
    Arvind, Ltd.                                          1,218,343   6,940,261
    Asahi India Glass, Ltd.                                 455,052   2,071,911
*   Ashiana Housing, Ltd.                                    60,216     171,921
    Ashok Leyland, Ltd.                                     987,355   1,679,614

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Ashoka Buildcon, Ltd.                                    257,643 $  745,971
    Astra Microwave Products, Ltd.                            63,332    132,403
    Astral Polytechnik, Ltd.                                  76,878    748,901
    Atul, Ltd.                                                66,521  2,284,249
    Automotive Axles, Ltd.                                    11,656    132,271
    Bajaj Corp., Ltd.                                        405,092  2,524,075
    Bajaj Electricals, Ltd.                                  287,101  1,458,661
*   Bajaj Hindusthan Sugar, Ltd.                           2,751,813    679,760
    Bajaj Holdings & Investment, Ltd.                        124,491  4,694,873
    Balaji Amines, Ltd.                                        5,914     30,515
    Balkrishna Industries, Ltd.                              282,201  7,190,227
*   Ballarpur Industries, Ltd.                             1,005,483    260,140
    Balmer Lawrie & Co., Ltd.                                413,838  1,618,911
    Balrampur Chini Mills, Ltd.                            1,243,773  3,184,819
    Banco Products India, Ltd.                                48,527    176,293
*   Bank of India                                          1,787,393  4,624,010
*   Bank Of Maharashtra                                      654,671    299,629
    Bannari Amman Sugars, Ltd.                                14,297    468,190
    BASF India, Ltd.                                          87,802  2,040,419
    Bata India, Ltd.                                         261,464  2,399,141
    BEML, Ltd.                                               110,323  2,973,582
    Berger Paints India, Ltd.                              2,412,762  9,327,936
*   BF Utilities, Ltd.                                        80,023    473,770
*   Bharat Financial Inclusion, Ltd.                         367,223  4,826,823
    Bharat Forge, Ltd.                                        51,692    924,537
    Biocon, Ltd.                                           1,280,367  7,697,459
    Birla Corp., Ltd.                                        167,366  2,482,418
    Bliss Gvs Pharma, Ltd.                                   125,208    320,780
    Blue Dart Express, Ltd.                                   33,643  2,232,594
    Blue Star, Ltd.                                          212,221  2,293,590
    Bodal Chemicals, Ltd.                                    213,201    608,099
    Bombay Dyeing & Manufacturing Co., Ltd.                  737,242    955,101
*   Brigade Enterprises, Ltd.                                196,245    860,865
    Camlin Fine Sciences, Ltd.                                14,841     19,617
    Can Fin Homes, Ltd.                                       50,330  2,422,137
    Canara Bank                                              675,656  3,871,156
    Capital First, Ltd.                                      172,762  2,074,400
    Caplin Point Laboratories, Ltd.                           71,367    757,932
    Carborundum Universal, Ltd.                              369,892  1,960,593
    Care Ratings, Ltd.                                       102,586  2,583,920
    Castrol India, Ltd.                                      143,098    894,007
    CCL Products India, Ltd.                                 386,822  1,712,202
    Ceat, Ltd.                                               189,680  5,541,169
*   Century Plyboards India, Ltd.                            552,367  2,544,018
    Century Textiles & Industries, Ltd.                      239,899  4,445,614
    Cera Sanitaryware, Ltd.                                   15,339    704,798
    CESC, Ltd.                                               632,178  9,297,061
*   CG Power and Industrial Solutions, Ltd.                3,403,119  4,504,521
    Chambal Fertilizers and Chemicals, Ltd.                1,130,592  2,383,533
    Chennai Petroleum Corp., Ltd.                            356,359  2,149,647
    Chennai Super Kings Cricket, Ltd.                      1,658,632     10,908
    Cholamandalam Investment and Finance Co., Ltd.           204,067  3,816,147
*   Cigniti Technologies, Ltd.                                 1,895      7,767

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    City Union Bank, Ltd.                                   961,209 $ 2,696,449
    Clariant Chemicals India, Ltd.                           56,876     598,471
*   Coffee Day Enterprises, Ltd.                             17,561      66,938
    Coromandel International, Ltd.                          571,426   4,018,554
*   Corp. Bank                                            1,304,019   1,030,796
    Cox & Kings, Ltd.                                       741,911   3,280,782
    CRISIL, Ltd.                                             86,676   2,507,288
    Crompton Greaves Consumer Electricals, Ltd.           3,446,457  11,741,718
    Cummins India, Ltd.                                         367       5,647
    Cyient, Ltd.                                            412,470   3,374,246
*   Dalmia Bharat Sugar & Industries, Ltd.                   80,558     192,579
*   Dalmia Bharat, Ltd.                                     147,822   6,130,047
    DB Corp., Ltd.                                          131,671     771,713
*   DB Realty, Ltd.                                         525,649     363,013
    DCB Bank, Ltd.                                        1,821,734   5,546,736
    DCM Shriram, Ltd.                                       305,718   1,764,235
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.         233,813   1,307,688
    Deepak Nitrite, Ltd.                                    135,807     345,889
    Delta Corp., Ltd.                                       851,544   2,262,611
*   DEN Networks, Ltd.                                      450,304     593,319
*   Dena Bank                                             1,251,365     666,070
    Dewan Housing Finance Corp., Ltd.                     1,161,690   8,272,140
    Dhampur Sugar Mills, Ltd.                                 3,338      12,686
*   Dhanuka Agritech, Ltd.                                   38,324     448,137
*   Dish TV India, Ltd.                                   3,118,653   4,044,585
    Dishman Carbogen Amcis, Ltd.                            699,600   3,284,730
*   DLF, Ltd.                                               364,025   1,094,590
    Dr Lal PathLabs, Ltd.                                     4,929      63,505
*   Dynamatic Technologies, Ltd.                              8,983     336,139
    eClerx Services, Ltd.                                   142,822   2,895,404
    Edelweiss Financial Services, Ltd.                    2,290,520   7,303,791
    EID Parry India, Ltd.                                   533,750   2,811,794
    EIH, Ltd.                                               989,562   2,123,994
    Electrosteel Castings, Ltd.                             607,641     312,444
    Elgi Equipments, Ltd.                                   296,115   1,093,762
    Emami, Ltd.                                              12,892     223,177
    Engineers India, Ltd.                                 1,496,253   3,703,594
    Entertainment Network India, Ltd.                        66,516     944,766
*   Eros International Media, Ltd.                          222,553     768,216
    Escorts, Ltd.                                           715,425   7,461,500
    Essel Propack, Ltd.                                     431,836   1,655,489
*   Eveready Industries India, Ltd.                         259,833   1,246,414
    Exide Industries, Ltd.                                1,380,678   4,681,717
*   FDC, Ltd.                                               449,623   1,268,797
    Federal Bank, Ltd.                                    8,667,989  15,594,785
*   Federal-Mogul Goetze India, Ltd.                         77,128     648,838
    FIEM Industries, Ltd.                                    17,120     239,401
    Finolex Cables, Ltd.                                    764,245   5,560,008
    Finolex Industries, Ltd.                                318,547   3,020,891
*   Firstsource Solutions, Ltd.                           1,861,967   1,051,544
*   Fortis Healthcare, Ltd.                                 518,804   1,257,208
*   Future Consumer, Ltd.                                 2,972,865   1,957,815
    Future Enterprises, Ltd.                                472,111     280,602

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
*   Future Retail, Ltd.                                      983,154 $6,183,270
    Gabriel India, Ltd.                                      435,969  1,083,246
    Garware Wall Ropes, Ltd.                                  11,338    157,487
    Gateway Distriparks, Ltd.                                681,275  2,896,144
    Gati, Ltd.                                               273,618    515,888
    Gayatri Projects, Ltd.                                   181,603    477,615
    GE Power India, Ltd.                                     154,509  1,734,433
    GE T&D India, Ltd.                                       145,313    892,145
    Genus Power Infrastructures, Ltd.                         38,419     30,065
    GHCL, Ltd.                                               197,751    727,374
    GIC Housing Finance, Ltd.                                103,084    831,205
    Gillette India, Ltd.                                      19,465  1,593,229
    GlaxoSmithKline Consumer Healthcare, Ltd.                    746     63,660
    GlaxoSmithKline Pharmaceuticals, Ltd.                      7,932    295,699
*   GMR Infrastructure, Ltd.                              15,924,296  4,652,460
    GOCL Corp., Ltd.                                          76,450    528,474
    Godfrey Phillips India, Ltd.                              63,011  1,113,299
*   Godrej Industries, Ltd.                                  422,968  4,373,572
*   Godrej Properties, Ltd.                                  530,157  4,289,041
    Granules India, Ltd.                                     543,263  1,153,693
    Graphite India, Ltd.                                     397,865  1,278,781
    Grasim Industries, Ltd.                                  367,899  6,127,610
    Great Eastern Shipping Co., Ltd. (The)                   522,487  3,224,538
    Greaves Cotton, Ltd.                                     568,315  1,426,357
    Greenply Industries, Ltd.                                 74,691    316,941
    Grindwell Norton, Ltd.                                    60,601    402,636
    Gruh Finance, Ltd.                                       630,894  4,909,266
    Gujarat Alkalies & Chemicals, Ltd.                       188,929  1,170,060
*   Gujarat Ambuja Exports, Ltd.                              36,931     68,467
*   Gujarat Fluorochemicals, Ltd.                            224,424  2,718,330
    Gujarat Gas, Ltd.                                        319,983  3,805,171
    Gujarat Industries Power Co., Ltd.                       178,351    355,489
    Gujarat Mineral Development Corp., Ltd.                  803,287  1,778,436
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.     266,808  1,241,256
    Gujarat Pipavav Port, Ltd.                             1,038,829  2,395,823
    Gujarat State Fertilizers & Chemicals, Ltd.              969,096  2,078,297
    Gujarat State Petronet, Ltd.                           1,250,382  3,819,907
    Gulf Oil Lubricants India, Ltd.                           84,296  1,064,399
*   GVK Power & Infrastructure, Ltd.                       5,289,365  1,063,129
*   Hathway Cable & Datacom, Ltd.                          2,091,712  1,060,102
    Hatsun Agro Products, Ltd.                                 8,866     86,675
*   HCL Infosystems, Ltd.                                    602,621    454,626
    HCL Technologies, Ltd.                                    22,549    313,354
*   HEG, Ltd.                                                 36,273    280,844
*   HeidelbergCement India, Ltd.                             547,065  1,099,932
    Heritage Foods, Ltd.                                      21,815    424,098
    Hexaware Technologies, Ltd.                            1,375,621  5,630,186
    Hikal, Ltd.                                              115,702    399,127
*   Himachal Futuristic Communications, Ltd.               3,834,328  1,087,431
    Himadri Speciality Chemical, Ltd.                        468,251    630,284
    Himatsingka Seide, Ltd.                                  239,389  1,319,381
    Hinduja Global Solutions, Ltd.                            17,423    142,840
*   Hinduja Ventures, Ltd.                                    27,826    196,435

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
*   Hindustan Construction Co., Ltd.                      3,553,749 $ 2,269,760
    Hindustan Media Ventures, Ltd.                           25,017     107,751
    Honda SIEL Power Products, Ltd.                           2,618      61,930
    Honeywell Automation India, Ltd.                         13,522   2,605,399
*   Housing Development & Infrastructure, Ltd.            2,608,534   3,525,531
    HSIL, Ltd.                                              238,038   1,399,087
    HT Media, Ltd.                                          550,399     789,598
    Huhtamaki PPL, Ltd.                                     126,615     499,610
    ICRA, Ltd.                                                2,834     174,633
*   IDBI Bank, Ltd.                                       3,706,075   3,445,065
    IDFC Bank, Ltd.                                         378,805     351,787
*   IFB Industries, Ltd.                                     39,581     439,041
*   IFCI, Ltd.                                            5,221,683   2,197,348
    Igarashi Motors India, Ltd.                              20,203     318,006
    IIFL Holdings, Ltd.                                   1,528,930  14,191,011
*   IL&FS Transportation Networks, Ltd.                     807,052   1,154,229
    India Cements, Ltd. (The)                             1,763,985   5,630,357
*   Indiabulls Real Estate, Ltd.                          1,742,204   6,151,218
    Indiabulls Ventures, Ltd.                               153,526     453,951
    Indian Bank                                             673,455   3,277,593
    Indian Hotels Co., Ltd.                               2,977,271   5,777,778
    Indian Hume Pipe Co., Ltd.                               26,375     227,008
    Indian Metals & Ferro Alloys, Ltd.                        3,388      28,226
*   Indian Overseas Bank                                  2,002,490     780,393
    Indo Count Industries, Ltd.                             435,926   1,009,050
    Indoco Remedies, Ltd.                                   272,994     850,806
    Indraprastha Gas, Ltd.                                  235,051   4,318,504
    INEOS Styrolution India, Ltd.                            23,441     401,214
    Ingersoll-Rand India, Ltd.                               78,519   1,050,528
*   Inox Leisure, Ltd.                                      371,172   1,479,697
*   Inox Wind, Ltd.                                         123,201     263,654
*   Intellect Design Arena, Ltd.                            270,440     462,072
*   International Paper APPM, Ltd.                           17,557      87,179
    Ipca Laboratories, Ltd.                                 375,952   2,812,050
    IRB Infrastructure Developers, Ltd.                   1,464,915   5,162,120
    ITD Cementation India, Ltd.                             308,066     791,801
    J Kumar Infraprojects, Ltd.                              28,792     129,562
*   Jagran Prakashan, Ltd.                                  810,105   2,222,652
    Jai Corp., Ltd.                                         104,735     139,861
    Jain Irrigation Systems, Ltd.                         2,913,946   4,817,030
*   Jaiprakash Associates, Ltd.                          10,389,053   4,748,701
*   Jaiprakash Power Ventures, Ltd.                       8,853,430   1,028,009
    Jammu & Kashmir Bank, Ltd. (The)                      2,109,565   2,743,542
    Jamna Auto Industries, Ltd.                             140,012     561,042
*   Jaypee Infratech, Ltd.                                3,812,775   1,299,353
    JB Chemicals & Pharmaceuticals, Ltd.                    215,061   1,038,114
    JBF Industries, Ltd.                                    241,503     790,194
*   Jet Airways India, Ltd.                                 153,849   1,426,634
    Jindal Poly Films, Ltd.                                 130,599     767,771
    Jindal Saw, Ltd.                                      1,136,957   1,830,094
*   Jindal Stainless Hisar, Ltd.                            205,718     520,730
*   Jindal Steel & Power, Ltd.                            3,202,653   7,628,739
*   JITF Infralogistics, Ltd.                                91,395      64,059

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    JK Cement, Ltd.                                         180,313 $ 2,839,392
    JK Lakshmi Cement, Ltd.                                 291,833   2,093,326
    JK Tyre & Industries, Ltd.                              499,450   1,256,633
    JM Financial, Ltd.                                    2,268,631   4,254,938
    Johnson Controls-Hitachi Air Conditioning India, Ltd.    66,394   2,092,387
    JSW Energy, Ltd.                                      3,100,743   3,382,897
*   JSW Holdings, Ltd.                                       22,564     611,248
    Jubilant Foodworks, Ltd.                                296,186   6,043,582
    Jubilant Life Sciences, Ltd.                            505,015   5,630,666
*   Just Dial, Ltd.                                         283,534   1,669,963
    Jyothy Laboratories, Ltd.                               416,597   2,397,258
    Kajaria Ceramics, Ltd.                                  595,639   6,311,160
*   Kalpataru Power Transmission, Ltd.                      419,830   2,264,268
    Kalyani Steels, Ltd.                                     98,899     681,878
    Kansai Nerolac Paints, Ltd.                             474,998   3,361,025
    Karnataka Bank, Ltd. (The)                            1,457,310   3,496,854
    Karur Vysya Bank, Ltd. (The)                          2,359,560   5,164,824
*   Kaveri Seed Co., Ltd.                                   205,478   2,216,383
*   KAYA, Ltd.                                                6,469      91,090
*   KCP, Ltd.                                               205,599     331,968
    KEC International, Ltd.                                 766,919   3,652,348
    KEI Industries, Ltd.                                    128,221     463,485
*   Kesoram Industries, Ltd.                                 94,499     207,654
    Kewal Kiran Clothing, Ltd.                                1,598      42,685
    Kirloskar Brothers, Ltd.                                 63,734     244,586
    Kirloskar Oil Engines, Ltd.                             257,475   1,601,435
    Kitex Garments, Ltd.                                     99,803     407,095
*   KNR Constructions, Ltd.                                  76,692     252,149
    Kolte-Patil Developers, Ltd.                             31,126      81,828
    KPIT Technologies, Ltd.                               1,237,641   2,461,738
    KPR Mill, Ltd.                                           72,584     895,958
*   KRBL, Ltd.                                              534,653   3,826,756
    KSB Pumps, Ltd.                                          55,673     646,923
    Kwality, Ltd.                                           227,403     516,026
    L&T Finance Holdings, Ltd.                            3,759,476  10,246,058
    LA Opala RG, Ltd.                                        45,832     366,252
    Lakshmi Machine Works, Ltd.                              26,279   2,423,740
    Lakshmi Vilas Bank, Ltd. (The)                          471,473   1,315,137
*   Lanco Infratech, Ltd.                                 4,407,406      85,919
    Linde India, Ltd.                                        42,713     290,494
    LT Foods, Ltd.                                           54,154      59,511
    Magma Fincorp, Ltd.                                      79,915     209,458
    Maharashtra Seamless, Ltd.                              210,955   1,321,020
    Mahindra & Mahindra Financial Services, Ltd.          1,488,242   9,292,386
*   Mahindra CIE Automotive, Ltd.                           262,542   1,023,641
    Mahindra Holidays & Resorts India, Ltd.                 303,408   1,937,742
    Mahindra Lifespace Developers, Ltd.                     141,047     925,516
*   Majesco, Ltd.                                            47,137     273,951
    Man Infraconstruction, Ltd.                             220,960     223,520
    Manappuram Finance, Ltd.                              2,743,178   4,561,450
*   Mangalore Refinery & Petrochemicals, Ltd.             1,063,064   2,050,302
    Marksans Pharma, Ltd.                                   747,546     494,289
    Max Financial Services, Ltd.                            253,189   2,403,473

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   MAX India, Ltd.                                         960,513 $ 2,238,077
*   Max Ventures & Industries, Ltd.                          13,682      17,692
    Mayur Uniquoters, Ltd.                                   37,192     209,423
    McLeod Russel India, Ltd.                               439,710   1,201,645
    Meghmani Organics, Ltd.                                 161,551     130,872
    Merck, Ltd.                                              46,217     885,258
    Minda Corp., Ltd.                                        84,202     138,196
    Minda Industries, Ltd.                                   64,321     794,449
    MindTree, Ltd.                                          806,827   5,990,784
    Mirza International, Ltd.                                43,301     104,635
    MOIL, Ltd.                                               99,057     545,140
    Monsanto India, Ltd.                                     47,843   2,039,729
    Motilal Oswal Financial Services, Ltd.                  106,737   1,775,036
    Mphasis, Ltd.                                           542,486   5,090,748
*   MPS, Ltd.                                                36,728     331,734
    MRF, Ltd.                                                 9,327  10,042,952
    Muthoot Finance, Ltd.                                   659,998   4,879,262
*   Nagarjuna Fertilizers & Chemicals, Ltd.                 568,337     122,884
    Natco Pharma, Ltd.                                      538,216   8,201,322
    National Aluminium Co., Ltd.                          3,342,747   3,646,145
    Nava Bharat Ventures, Ltd.                              181,310     388,621
    Navin Fluorine International, Ltd.                       51,465     557,958
*   Navkar Corp., Ltd.                                       38,490     121,708
    Navneet Education, Ltd.                                 731,195   1,871,232
    NCC, Ltd.                                             3,509,710   4,877,102
    Nectar Lifesciences, Ltd.                               229,932     110,813
*   NESCO, Ltd.                                              40,254   1,541,162
*   Network 18 Media & Investments, Ltd.                    315,927     273,463
    Neuland Laboratories, Ltd.                               11,961     269,122
    NIIT Technologies, Ltd.                                 306,008   2,444,270
*   NIIT, Ltd.                                              554,088     844,141
    Nilkamal, Ltd.                                           57,906   1,688,995
    NOCIL, Ltd.                                             394,404     887,212
    NRB Bearings, Ltd.                                        1,648       3,182
    Nucleus Software Exports, Ltd.                           13,787      61,214
*   Oberoi Realty, Ltd.                                     631,278   3,776,289
*   OCL India, Ltd.                                          73,065   1,402,118
    Omaxe, Ltd.                                             352,209   1,122,730
    OnMobile Global, Ltd.                                   209,843     211,096
    Orient Cement, Ltd.                                     404,198     982,455
    Orient Paper & Industries, Ltd.                         113,249     176,748
    Orient Refractories, Ltd.                                63,238     146,868
    Oriental Bank of Commerce                               588,747   1,353,583
    Orissa Minerals Development Co., Ltd.                         1          31
    Page Industries, Ltd.                                    32,419   8,294,495
*   Parsvnath Developers, Ltd.                                9,193       3,352
    PC Jeweller, Ltd.                                       836,526   3,336,683
    Persistent Systems, Ltd.                                271,838   2,743,001
    Pfizer, Ltd.                                             89,525   2,503,011
    Phillips Carbon Black, Ltd.                              43,407     394,716
    Phoenix Mills, Ltd. (The)                               336,812   2,567,202
    PI Industries, Ltd.                                     437,024   5,202,757
*   Polaris Consulting & Services, Ltd.                      49,344     177,692

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Poly Medicure, Ltd.                                      24,809 $    85,642
*   Praj Industries, Ltd.                                   595,587     716,413
*   Prestige Estates Projects, Ltd.                         628,433   2,634,217
*   Prism Cement, Ltd.                                      560,060   1,052,182
    Procter & Gamble Hygiene & Health Care, Ltd.                192      24,091
    PTC India Financial Services, Ltd.                    1,650,202   1,033,591
    PTC India, Ltd.                                       1,758,724   3,311,569
    Puravankara, Ltd.                                       389,976     461,870
    PVR, Ltd.                                               174,195   3,644,963
    Radico Khaitan, Ltd.                                    378,681     831,274
    Rain Industries, Ltd.                                   740,928   1,497,892
    Rajesh Exports, Ltd.                                    348,160   3,863,452
    Rallis India, Ltd.                                      493,675   1,856,520
    Ramco Cements, Ltd. (The)                               485,411   5,146,845
    Ramco Industries, Ltd.                                  124,583     449,567
*   Ramco Systems, Ltd.                                      28,350     190,571
    Ramkrishna Forgings, Ltd.                                26,627     219,652
    Rashtriya Chemicals & Fertilizers, Ltd.                 274,978     373,146
*   Ratnamani Metals & Tubes, Ltd.                           51,883     663,016
*   RattanIndia Power, Ltd.                               3,417,228     354,186
    Raymond, Ltd.                                           247,409   3,048,119
    Redington India, Ltd.                                 1,708,321   3,984,669
    Relaxo Footwears, Ltd.                                  110,994     823,824
    Reliance Capital, Ltd.                                  983,665  11,062,006
*   Reliance Communications, Ltd.                         4,294,802   1,756,174
*   Reliance Defence and Engineering, Ltd.                  855,404     828,464
    Reliance Infrastructure, Ltd.                           994,174   8,181,823
*   Reliance Power, Ltd.                                  5,374,443   3,781,961
    Repco Home Finance, Ltd.                                138,014   1,602,927
*   Rolta India, Ltd.                                       356,162     322,812
*   Ruchi Soya Industries, Ltd.                             720,843     263,448
    Rural Electrification Corp., Ltd.                       216,224     589,100
    Sadbhav Engineering, Ltd.                               395,489   1,806,802
*   Sagar Cements, Ltd.                                       2,601      34,053
    Sangam India, Ltd.                                       15,684      64,636
    Sanghvi Movers, Ltd.                                     38,342     139,386
    Sanofi India, Ltd.                                       38,660   2,590,249
    Schaeffler India, Ltd.                                   36,354   2,566,998
*   SH Kelkar & Co., Ltd.                                    50,936     210,411
    Sharda Cropchem, Ltd.                                    69,444     512,812
    Shemaroo Entertainment, Ltd.                             16,694      94,265
    Shilpa Medicare, Ltd.                                    71,749     739,181
    Shilpi Cable Technologies, Ltd.                          97,023      50,409
*   Shipping Corp. of India, Ltd.                           975,179   1,256,455
    Shoppers Stop, Ltd.                                      61,138     335,581
    Shriram City Union Finance, Ltd.                         28,963   1,032,346
*   Shriram EPC Ltd.                                          8,140       2,999
    Shriram Transport Finance Co., Ltd.                      90,738   1,448,183
*   Shyam Century Ferrous, Ltd.                              59,958       8,477
*   Sical Logistics, Ltd.                                    45,604     183,679
    Simplex Infrastructures, Ltd.                           101,949     764,882
    Sintex Industries, Ltd.                               3,697,541   2,147,141
*   Sintex Plastics Technology, Ltd.                      3,697,541   4,925,155

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
*   SITI Networks, Ltd.                                    1,597,465 $  642,387
*   Siyaram Silk Mills, Ltd.                                   1,042     33,890
    SJVN, Ltd.                                             3,015,613  1,565,637
    SKF India, Ltd.                                          130,203  3,171,987
    Skipper, Ltd.                                             61,321    219,902
    SML ISUZU, Ltd.                                           42,899    749,860
    Sobha, Ltd.                                              382,591  2,384,876
    Solar Industries India, Ltd.                             140,252  1,951,779
    Somany Ceramics, Ltd.                                     20,201    251,864
    Sonata Software, Ltd.                                    341,739    889,363
    South Indian Bank, Ltd. (The)                          6,588,178  3,107,447
    SREI Infrastructure Finance, Ltd.                      1,205,273  2,197,469
    SRF, Ltd.                                                130,770  3,094,791
*   Star Cement, Ltd.                                        183,269    362,816
    State Bank of India                                      640,412  3,121,504
*   Steel Authority of India, Ltd.                         1,324,841  1,306,550
    Sterlite Technologies, Ltd.                            1,319,184  4,342,110
    Strides Shasun, Ltd.                                     353,724  5,823,307
    Subros, Ltd.                                              37,183    137,724
    Sudarshan Chemical Industries, Ltd.                       72,354    467,680
    Sun TV Network, Ltd.                                     549,097  6,695,163
    Sundaram Finance, Ltd.                                    56,821  1,489,992
    Sundaram-Clayton, Ltd.                                     4,500    316,237
    Sundram Fasteners, Ltd.                                  518,097  3,335,539
    Sunteck Realty, Ltd.                                      25,282     90,387
    Suprajit Engineering, Ltd.                               143,414    657,581
    Supreme Industries, Ltd.                                 309,088  5,363,070
    Supreme Petrochem, Ltd.                                  141,992    771,746
    Sutlej Textiles and Industries, Ltd.                       2,545     35,531
    Suven Life Sciences, Ltd.                                 94,365    244,268
*   Suzlon Energy, Ltd.                                   15,310,443  4,521,602
    Swaraj Engines, Ltd.                                      18,926    619,431
    Symphony, Ltd.                                            54,894  1,231,899
*   Syndicate Bank                                         1,354,916  1,554,554
    Syngene International, Ltd.                               85,483    631,369
    TAKE Solutions, Ltd.                                     380,390    880,791
    Tamil Nadu Newsprint & Papers, Ltd.                      173,348  1,003,026
    Tata Chemicals, Ltd.                                     600,945  5,794,740
    Tata Communications, Ltd.                                281,732  2,949,108
    Tata Elxsi, Ltd.                                          68,152  1,857,087
    Tata Global Beverages, Ltd.                            2,778,424  7,368,283
    Tata Metaliks, Ltd.                                       12,319    128,866
    Tata Power Co., Ltd. (The)                             1,742,793  2,227,852
    Tata Sponge Iron, Ltd.                                    33,375    432,876
*   Tata Teleservices Maharashtra, Ltd.                    4,512,759    545,155
    TCI Express, Ltd.                                        123,000  1,047,304
    Techno Electric & Engineering Co., Ltd.                  261,424  1,485,602
    Texmaco Rail & Engineering, Ltd.                         364,781    531,741
    Thermax, Ltd.                                            273,412  3,697,930
    Thomas Cook India, Ltd.                                  134,239    471,151
    Tide Water Oil Co India, Ltd.                              4,129    379,129
    Time Technoplast, Ltd.                                   533,479  1,361,108
    Timken India, Ltd.                                       184,422  2,068,175

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Titagarh Wagons, Ltd.                                   311,857 $   593,894
    Torrent Pharmaceuticals, Ltd.                            21,081     431,973
    Torrent Power, Ltd.                                   1,102,960   3,118,367
    Transport Corp. of India, Ltd.                          252,375   1,239,024
    Trent, Ltd.                                             449,150   1,882,317
    Trident, Ltd.                                           350,865     452,392
*   Triveni Engineering & Industries, Ltd.                  344,665     433,976
    Triveni Turbine, Ltd.                                   389,981     864,623
    TTK Prestige, Ltd.                                       28,839   2,864,543
    Tube Investments of India, Ltd.                         522,196   6,355,670
    TV Today Network, Ltd.                                    2,819      10,635
*   TV18 Broadcast, Ltd.                                  4,354,184   2,713,602
    TVS Motor Co., Ltd.                                   1,267,610  11,496,634
*   TVS Srichakra, Ltd.                                       5,479     308,169
*   UCO Bank                                              1,375,491     712,296
    Uflex, Ltd.                                             232,965   1,613,357
    UFO Moviez India, Ltd.                                   12,448      72,839
    Unichem Laboratories, Ltd.                              348,803   1,436,924
*   Union Bank of India                                   1,291,040   3,186,663
*   Unitech, Ltd.                                        12,950,453   1,766,877
    United Breweries, Ltd.                                   61,577     782,345
    UPL, Ltd.                                               206,926   2,820,835
    V-Guard Industries, Ltd.                              1,371,902   3,849,389
    V-Mart Retail, Ltd.                                      24,534     451,505
    VA Tech Wabag, Ltd.                                     263,438   2,501,258
*   Vaibhav Global, Ltd.                                      4,093      34,199
    Vakrangee, Ltd.                                         391,583   2,689,354
*   Vardhman Textiles, Ltd.                                 155,477   2,964,042
    Venky's India, Ltd.                                      12,635     416,097
    Vesuvius India, Ltd.                                      2,399      52,870
*   Videocon Industries, Ltd.                               972,432     375,750
    Vijaya Bank                                           1,960,399   2,140,222
    Vinati Organics, Ltd.                                    45,419     732,367
    VIP Industries, Ltd.                                    499,702   1,339,460
    Voltas, Ltd.                                            905,833   7,126,373
    VRL Logistics, Ltd.                                      91,716     465,051
    VST Industries, Ltd.                                     28,398   1,363,819
*   VST Tillers Tractors, Ltd.                                6,236     213,592
    WABCO India, Ltd.                                        27,357   2,335,292
    Welspun Corp., Ltd.                                     775,975   1,569,364
*   Welspun Enterprises, Ltd.                               411,154     871,419
    Welspun India, Ltd.                                   2,373,128   3,043,397
    West Coast Paper Mills, Ltd.                             97,769     306,629
    Wheels India, Ltd.                                        1,361      31,379
*   Whirlpool of India, Ltd.                                 79,761   1,457,847
    Wockhardt, Ltd.                                         192,217   1,820,678
    Wonderla Holidays, Ltd.                                  40,181     220,872
    Zee Learn, Ltd.                                         169,347     114,254
    Zee Media Corp., Ltd.                                   371,098     223,820
    Zensar Technologies, Ltd.                               115,503   1,442,861
    Zuari Agro Chemicals, Ltd.                               16,783      99,082

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Zydus Wellness, Ltd.                                    97,622 $  1,361,466
                                                                   ------------
TOTAL INDIA                                                         995,685,414
                                                                   ------------
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT                       55,652,000    4,638,713
    Acset Indonusa Tbk PT                                   65,000       15,361
    Adhi Karya Persero Tbk PT                           17,727,988    2,951,893
    Agung Podomoro Land Tbk PT                          60,160,700    1,011,319
    AKR Corporindo Tbk PT                               12,913,100    6,687,090
    Alam Sutera Realty Tbk PT                           96,478,800    2,331,961
*   Aneka Tambang Persero Tbk PT                        82,396,491    4,266,395
    Arwana Citramulia Tbk PT                            29,196,500      968,372
    Asahimas Flat Glass Tbk PT                             978,600      468,491
    Astra Agro Lestari Tbk PT                            1,633,200    1,804,734
    Astra Graphia Tbk PT                                 2,211,000      278,876
*   Asuransi Kresna Mitra Tbk PT                         2,927,500      152,747
*   Bakrie and Brothers Tbk PT                         168,801,300      633,448
*   Bakrie Telecom Tbk PT                               74,325,398       39,048
*   Bank Artha Graha Internasional Tbk PT                6,018,100       41,962
    Bank Bukopin Tbk                                    39,337,366    1,755,600
    Bank Maybank Indonesia Tbk PT                        4,652,500      109,589
*   Bank Pan Indonesia Tbk PT                           24,436,900    1,989,343
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                23,327,500    3,623,704
    Bank Pembangunan Daerah Jawa Timur Tbk PT           30,906,500    1,460,686
*   Bank Permata Tbk PT                                 32,060,302    1,696,668
    Bank Tabungan Negara Persero Tbk PT                 39,161,149    7,640,956
    Bank Tabungan Pensiunan Nasional Tbk PT                149,700       28,318
*   Barito Pacific Tbk PT                               34,281,600    4,284,389
    Bekasi Fajar Industrial Estate Tbk PT               49,654,100    1,155,114
*   Benakat Integra Tbk PT                             133,672,100    1,073,636
*   Berau Coal Energy Tbk PT                            40,089,600       46,261
    BISI International Tbk PT                           16,025,900    1,840,810
    Blue Bird Tbk PT                                     1,870,900      671,322
*   Bumi Resources Tbk PT                               70,558,100    1,810,581
*   Bumi Teknokultura Unggul Tbk PT                      5,792,100      469,571
    Catur Sentosa Adiprana Tbk PT                        2,970,000      102,963
    Ciputra Development Tbk PT                         111,394,920    8,653,477
*   Citra Marga Nusaphala Persada Tbk PT                18,383,402    1,854,619
*   Clipan Finance Indonesia Tbk PT                      1,482,000       34,456
*   Delta Dunia Makmur Tbk PT                           30,365,600    1,812,169
    Dharma Satya Nusantara Tbk PT                        2,071,600       73,140
*   Eagle High Plantations Tbk PT                       92,719,900    1,516,682
    Elnusa Tbk PT                                       36,088,800      726,077
*   Energi Mega Persada Tbk PT                          11,975,437       44,945
    Erajaya Swasembada Tbk PT                           10,697,000      513,582
*   Eureka Prima Jakarta Tbk PT                         15,407,200      135,250
*   Ever Shine Textile Tbk PT                            3,654,640       34,835
    Fajar Surya Wisesa Tbk PT                              808,400      277,874
    Gajah Tunggal Tbk PT                                14,200,800    1,022,464
*   Garuda Indonesia Persero Tbk PT                     37,455,149      973,189
    Global Mediacom Tbk PT                              55,311,000    2,157,321
*   Hanson International Tbk PT                        337,687,600    3,294,899
*   Harum Energy Tbk PT                                  7,398,500    1,222,176

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
    Hexindo Adiperkasa Tbk PT                                508,500 $  158,425
    Holcim Indonesia Tbk PT                                6,836,200    400,386
    Impack Pratama Industri Tbk PT                           169,800     13,120
    Indah Kiat Pulp & Paper Corp. Tbk PT                  22,194,700  4,615,074
*   Indika Energy Tbk PT                                  12,164,200    753,155
    Indo Tambangraya Megah Tbk PT                          3,117,200  4,679,103
    Indomobil Sukses Internasional Tbk PT                     24,000      1,947
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT          16,086,500    603,590
*   Inovisi Infracom Tbk PT                                1,806,467      2,974
    Intiland Development Tbk PT                           62,475,232  1,885,025
    Japfa Comfeed Indonesia Tbk PT                        41,880,500  3,660,488
    Jaya Real Property Tbk PT                             10,330,900    639,805
    Kawasan Industri Jababeka Tbk PT                     160,218,057  3,823,300
    KMI Wire & Cable Tbk PT                               12,932,400    469,888
*   Krakatau Steel Persero Tbk PT                         31,947,002  1,426,408
*   Kresna Graha Investama Tbk PT                         49,393,800  1,556,963
    Link Net Tbk PT                                        5,669,400  2,149,333
*   Lippo Cikarang Tbk PT                                  4,102,900  1,352,076
    Lippo Karawaci Tbk PT                                120,418,000  6,461,040
    Malindo Feedmill Tbk PT                                7,226,400    520,526
*   Matahari Putra Prima Tbk PT                            9,960,328    478,456
*   Medco Energi Internasional Tbk PT                     11,462,900  2,288,652
    Media Nusantara Citra Tbk PT                          23,145,100  3,124,845
*   Mega Manunggal Property Tbk PT                         1,096,800     48,571
    Mitra Adiperkasa Tbk PT                                7,264,900  3,434,768
    Mitra Pinasthika Mustika Tbk PT                        4,326,800    274,529
*   MNC Investama Tbk PT                                 188,772,200  1,544,146
*   MNC Land Tbk PT                                        1,031,700     95,839
*   MNC Sky Vision Tbk PT                                  1,540,200    114,395
    Modernland Realty Tbk PT                              78,877,900  1,645,695
    Multipolar Tbk PT                                     62,638,500    978,203
*   Multistrada Arah Sarana Tbk PT                         6,288,800     96,944
    Nippon Indosari Corpindo Tbk PT                       17,086,600  1,603,126
*   Nirvana Development Tbk PT                            16,367,300     90,948
*   Nusantara Infrastructure Tbk PT                      115,232,300  1,167,341
    Pabrik Kertas Tjiwi Kimia Tbk PT                       1,245,900    110,338
*   Pacific Strategic Financial Tbk PT                     7,114,900    238,184
    Pakuwon Jati Tbk PT                                   19,517,800  1,039,668
    Pan Brothers Tbk PT                                   24,076,900    912,532
*   Panin Financial Tbk PT                               140,698,300  2,638,843
    Panin Sekuritas Tbk PT                                    31,500      6,618
*   Paninvest Tbk PT                                       8,124,500    505,805
    Pembangunan Perumahan Persero Tbk PT                  22,994,014  5,231,853
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT                                                  29,268,800  3,095,597
    PP Properti Tbk PT                                    42,290,700    660,206
    Ramayana Lestari Sentosa Tbk PT                       31,831,800  2,257,774
    Resource Alam Indonesia Tbk PT                         2,456,000     64,878
    Salim Ivomas Pratama Tbk PT                           31,423,700  1,202,975
    Samindo Resources Tbk PT                                 932,850     47,346
    Sampoerna Agro PT                                      6,143,100    926,450
    Sawit Sumbermas Sarana Tbk PT                         16,017,700  1,761,046
*   Sekawan Intipratama Tbk PT                             9,367,900     21,796
    Selamat Sempurna Tbk PT                               22,056,800  1,862,804

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Semen Baturaja Persero Tbk PT                       23,037,700 $  5,705,933
*   Sentul City Tbk PT                                 224,342,500    1,548,931
*   Siloam International Hospitals Tbk PT                3,064,800    2,219,743
    Sinar Mas Agro Resources & Technology Tbk PT         1,037,460      296,759
    Sri Rejeki Isman Tbk PT                             79,510,931    2,015,677
    Steel Pipe Industry of Indonesia PT                  5,809,800       95,022
*   Sugih Energy Tbk PT                                162,320,200      609,127
    Sumber Alfaria Trijaya Tbk PT                          293,400       14,980
    Summarecon Agung Tbk PT                             59,249,964    4,356,210
    Surya Semesta Internusa Tbk PT                      33,789,500    1,737,834
    Tambang Batubara Bukit Asam Persero Tbk PT           5,334,000    5,243,293
    Tempo Scan Pacific Tbk PT                            1,314,400      190,852
*   Tiga Pilar Sejahtera Food Tbk                       19,238,200    1,884,256
    Timah Persero Tbk PT                                28,205,714    1,703,893
    Tiphone Mobile Indonesia Tbk PT                     18,845,000    1,775,197
    Total Bangun Persada Tbk PT                         14,076,800      750,198
    Tower Bersama Infrastructure Tbk PT                  4,648,900    2,351,951
*   Trada Maritime Tbk PT                               35,459,800      274,201
    Trias Sentosa Tbk PT                                33,492,700      886,660
*   Truba Alam Manunggal Engineering PT                 21,316,500       17,598
    Tunas Baru Lampung Tbk PT                           18,102,400    2,018,051
    Tunas Ridean Tbk PT                                 12,489,200    1,030,765
    Ultrajaya Milk Industry & Trading Co. Tbk PT         3,657,400    1,371,610
    Unggul Indah Cahaya Tbk PT                              48,239       14,605
*   Vale Indonesia Tbk PT                               17,738,100    3,217,961
*   Visi Media Asia Tbk PT                              56,028,100    1,319,847
    Waskita Karya Persero Tbk PT                         5,394,500      967,400
    Wijaya Karya Beton Tbk PT                           20,302,800      922,466
    Wijaya Karya Persero Tbk PT                         27,871,707    4,349,113
*   XL Axiata Tbk PT                                     2,505,500      631,892
                                                                   ------------
TOTAL INDONESIA                                                     204,662,898
                                                                   ------------
MALAYSIA -- (3.6%)
#   7-Eleven Malaysia Holdings Bhd Class B               2,103,700      672,873
#   Aeon Co. M Bhd                                       4,056,700    2,075,464
#   Aeon Credit Service M Bhd                              475,800    1,510,915
    Affin Holdings Bhd                                   1,512,020      907,595
#*  AirAsia X Bhd                                       17,398,600    1,582,783
    Ajinomoto Malaysia Bhd                                  50,500      305,505
*   Alam Maritim Resources Bhd                           2,546,300       80,280
    Alliance Financial Group Bhd                         2,474,900    2,272,344
    Allianz Malaysia Bhd                                    94,100      318,586
    Amway Malaysia Holdings Bhd                            294,300      505,121
#   Ann Joo Resources Bhd                                  787,050      556,790
    APM Automotive Holdings Bhd                            256,900      229,803
*   Barakah Offshore Petroleum Bhd                       1,884,200      255,305
    Batu Kawan Bhd                                           2,900       12,868
    Benalec Holdings Bhd                                 3,667,000      359,597
*   Berjaya Assets BHD                                     848,300      243,513
#*  Berjaya Corp. Bhd                                   24,173,627    1,863,235
    Berjaya Food Bhd                                       296,000       96,780
*   Berjaya Land Bhd                                     3,734,000      374,873
    Berjaya Sports Toto Bhd                              3,982,567    2,213,497

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
#   Bermaz Auto Bhd                                        4,358,800 $1,994,745
    BIMB Holdings Bhd                                      1,457,008  1,483,345
    Bintulu Port Holdings Bhd                                 25,900     37,771
    Bonia Corp. Bhd                                        1,427,000    191,717
#*  Borneo Oil Bhd                                         6,671,999    156,238
    Boustead Holdings Bhd                                  2,494,328  1,566,456
#   Boustead Plantations Bhd                               1,623,000    629,048
#*  Bumi Armada Bhd                                       15,688,300  2,565,087
#   Bursa Malaysia Bhd                                     3,760,400  9,100,225
#   Cahya Mata Sarawak Bhd                                 3,362,500  3,138,557
    Can-One Bhd                                              435,800    349,016
    Carlsberg Brewery Malaysia Bhd Class B                 1,179,700  4,132,320
    Carotech Bhd                                             230,650        215
    CB Industrial Product Holding Bhd                      2,914,240  1,381,600
    Century Logistics Holdings Bhd Class B                   599,300    173,491
    Chin Teck Plantations Bhd                                 33,000     60,665
    Coastal Contracts Bhd                                  2,101,666    647,703
#   CSC Steel Holdings Bhd                                   613,200    243,463
    Cypark Resources Bhd                                   1,095,600    644,552
    D&O Green Technologies Bhd                             1,317,700    192,111
    Daibochi Plastic & Packaging Industry Bhd                133,056     68,311
#   Datasonic Group Bhd                                    3,577,900    977,807
*   Daya Materials Bhd                                     9,701,600    169,662
*   Dayang Enterprise Holdings Bhd                         2,789,596    664,480
#*  Destinii Bhd                                           2,755,900    421,559
    DKSH Holdings Malaysia Bhd                               119,000    138,946
#   DRB-Hicom Bhd                                          7,778,000  3,069,513
    Dutch Lady Milk Industries Bhd                           135,500  1,865,896
    Eastern & Oriental Bhd                                 6,311,247  2,432,975
*   Eco World Development Group Bhd                        6,017,200  2,206,136
#   Econpile Holldings Bhd                                 1,775,900  1,127,605
#   Ekovest Bhd                                            5,207,650  1,387,590
#   Evergreen Fibreboard Bhd                               4,515,250    917,150
    FAR East Holdings Bhd                                     61,500    123,796
#   Felda Global Ventures Holdings Bhd                     8,472,900  3,226,468
    Fraser & Neave Holdings Bhd                                9,800     56,978
*   Gabungan AQRS Bhd                                        181,600     64,889
#   Gadang Holdings Bhd                                    1,935,400    574,163
#   Gas Malaysia Bhd                                         886,900    602,626
    George Kent Malaysia BHD                               1,431,500  1,437,038
#   Globetronics Technology Bhd                            1,817,860  2,613,795
    Glomac Bhd                                             2,854,800    436,671
    Goldis Bhd                                               604,277    395,098
    GuocoLand Malaysia Bhd                                 1,578,400    434,926
    Hai-O Enterprise Bhd                                   1,100,420  1,099,636
    HAP Seng Consolidated Bhd                              1,901,140  4,035,470
    Hap Seng Plantations Holdings Bhd                      1,287,600    781,635
#   Heineken Malaysia Bhd                                    910,400  3,822,499
*   Hengyuan Refining Co. Bhd                                479,500    879,928
#   HeveaBoard Bhd                                         2,613,800  1,019,144
    Hiap Teck Venture Bhd                                  4,749,700    432,431
*   Hibiscus Petroleum Bhd                                 5,455,000    516,386
    Hock Seng LEE BHD                                      1,539,316    550,451

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
#   Hong Leong Industries Bhd                                707,800 $1,733,053
    Hovid Bhd                                              3,670,800    287,181
    Hua Yang Bhd                                           1,953,866    374,162
    Hume Industries Bhd                                      281,872    148,733
    Hup Seng Industries Bhd                                1,433,633    405,051
    I-Bhd                                                  2,260,900    308,854
    IFCA MSC Bhd                                             203,100     18,227
    IJM Plantations Bhd                                    1,621,100  1,147,348
    Inari Amertron Bhd                                     8,848,530  5,289,999
    Inch Kenneth Kajang Rubber P.L.C.                      1,045,300    170,610
    Insas Bhd                                              4,934,281  1,209,620
*   Iris Corp. Bhd                                        12,373,200    490,443
#*  Iskandar Waterfront City Bhd                           3,063,100    886,289
*   JAKS Resources Bhd                                     2,370,200    824,163
#   Jaya Tiasa Holdings Bhd                                2,856,827    747,392
#   JCY International Bhd                                  3,967,600    527,769
#   Karex Bhd                                              1,422,049    537,591
    Keck Seng Malaysia Bhd                                   847,250    983,448
    Kenanga Investment Bank Bhd                            1,871,360    231,493
    Kerjaya Prospek Group Bhd                                730,500    632,765
    Kian JOO CAN Factory Bhd                               1,818,380  1,265,457
    Kim Loong Resources Bhd                                  308,960    288,613
#   Kimlun Corp. Bhd                                         684,174    367,559
#*  KNM Group Bhd                                         15,723,580    899,544
    Kossan Rubber Industries                               3,504,000  5,810,307
#   KPJ Healthcare Bhd                                     5,647,525  5,485,569
    Kretam Holdings Bhd                                    3,815,400    481,141
#*  KSL Holdings Bhd                                       4,476,418  1,285,744
    Kumpulan Fima Bhd                                        880,850    388,710
    Kumpulan Perangsang Selangor Bhd                       1,700,700    520,222
*   Kwantas Corp. Bhd                                        365,300    123,748
#   Lafarge Malaysia Bhd                                     502,200    670,136
    Land & General Bhd                                    14,840,860    797,257
*   Landmarks Bhd                                          1,775,200    354,088
#   LBS Bina Group Bhd                                     2,128,500    979,236
    Lii Hen Indsustries Bhd                                  327,100    243,599
    Lingkaran Trans Kota Holdings Bhd                      1,221,600  1,686,307
*   Lion Industries Corp. Bhd                              1,435,400    385,405
#   LPI Capital Bhd                                          259,170  1,087,162
    Magni-Tech Industries Bhd                                181,900    322,944
#   Magnum Bhd                                             4,776,600  1,907,624
#   Mah Sing Group Bhd                                     9,915,487  3,659,904
    Malakoff Corp. Bhd                                     6,608,100  1,589,482
    Malayan Flour Mills Bhd                                2,022,650  1,109,922
#   Malaysia Building Society Bhd                         10,667,263  3,063,481
*   Malaysia Marine and Heavy Engineering Holdings Bhd     3,010,800    517,038
#*  Malaysian Bulk Carriers Bhd                            2,893,200    476,090
    Malaysian Pacific Industries Bhd                         776,613  2,573,282
#   Malaysian Resources Corp. Bhd                          7,098,449  2,020,129
    Malton Bhd                                             3,708,800  1,021,579
    Matrix Concepts Holdings Bhd                           2,297,967  1,465,143
    MBM Resources Bhd                                      1,379,696    724,200
    Media Chinese International, Ltd.                      3,955,400    498,561

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Media Prima Bhd                                        7,131,603 $1,498,806
    Mega First Corp. Bhd                                   1,184,200  1,062,241
    Mitrajaya Holdings Bhd                                 2,130,500    661,562
*   MK Land Holdings Bhd                                   3,019,200    193,948
#   MKH Bhd                                                2,292,534  1,204,598
    MMC Corp. Bhd                                          1,596,500    894,294
*   MNRB Holdings Bhd                                      1,180,550    692,208
#*  MPHB Capital Bhd                                       1,394,900    488,624
    MSM Malaysia Holdings Bhd                                 12,600     12,071
*   Mudajaya Group Bhd                                     2,123,966    620,296
    Muhibbah Engineering M Bhd                             2,571,850  1,681,404
#*  Mulpha International Bhd                               1,422,430    801,330
    My EG Services Bhd                                    16,619,899  8,381,887
*   Naim Holdings Bhd                                      1,323,100    389,566
    Notion VTEC Bhd                                          368,400    105,765
    NTPM Holdings Bhd                                        640,000    118,001
#*  OCK Group Bhd                                          1,695,800    354,319
    Oldtown Bhd                                            1,999,350  1,284,361
    Oriental Holdings Bhd                                    338,900    521,485
#   OSK Holdings Bhd                                       5,453,470  2,036,796
    Pacific & Orient Bhd                                     205,000     60,348
#   Padini Holdings Bhd                                    3,211,400  2,804,867
    Panasonic Manufacturing Malaysia Bhd                     157,684  1,362,431
    Pantech Group Holdings Bhd                             2,022,130    311,650
    Paramount Corp. Bhd                                      563,625    242,160
*   Parkson Holdings Bhd                                   2,784,247    360,762
*   Pentamaster Corp., Bhd                                   429,900    441,537
    PESTECH International Bhd                              1,246,400    451,083
    Petron Malaysia Refining & Marketing Bhd                 343,000    721,258
    Pharmaniaga Bhd                                          709,060    735,505
#   Pie Industrial Bhd                                     1,260,200    688,784
#   Pos Malaysia Bhd                                       3,128,200  3,866,074
    Power Root Bhd                                           189,500     97,351
#   Press Metal Aluminium Holdings Bhd                     9,140,360  6,084,322
    Prestariang Bhd                                          912,500    404,593
    Protasco Bhd                                           2,491,250    604,664
#*  Puncak Niaga Holdings Bhd                              1,671,020    335,487
    QL Resources Bhd                                       4,111,430  4,790,603
    Ranhill Holdings Bhd                                      61,300     11,809
    RGB International Bhd                                    918,400     61,132
#*  Rimbunan Sawit Bhd                                     3,667,900    381,166
*   Salcon Bhd                                             4,125,533    496,113
    Sam Engineering & Equipment M Bhd                        134,600    261,865
    Sarawak Oil Palms Bhd                                    877,404    733,442
    Scicom MSC Bhd                                           106,700     55,560
#   Scientex Bhd                                           1,616,824  3,270,304
*   Scomi Group Bhd                                        8,219,000    211,302
    SEG International Bhd                                    145,885     23,495
    Selangor Dredging Bhd                                  1,118,200    297,724
    Selangor Properties Bhd                                  230,200    261,305
    Shangri-La Hotels Malaysia Bhd                           418,700    488,741
    SHL Consolidated Bhd                                     246,000    163,765
#   SKP Resources Bhd                                      3,882,300  1,252,321

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Star Media Group Bhd                                 2,049,600 $  1,120,130
#*  Sumatec Resources Bhd                                9,919,300      115,830
    Sunsuria Bhd                                            49,400       16,730
    Sunway Bhd                                           2,707,991    2,706,755
#   Sunway Construction Group Bhd                        1,646,536      819,248
#   Supermax Corp. Bhd                                   3,592,800    1,610,712
    Suria Capital Holdings Bhd                             699,800      341,822
    Syarikat Takaful Malaysia Bhd                        2,424,300    2,298,007
    Symphony Life Bhd                                      439,187       97,965
#   Ta Ann Holdings Bhd                                  1,647,489    1,346,645
#   TA Enterprise Bhd                                    9,043,000    1,278,378
    TA Global Bhd                                        8,895,040      645,095
#   Taliworks Corp. Bhd                                  2,186,850      760,573
    Tambun Indah Land Bhd                                1,486,700      461,717
    TAN Chong Motor Holdings Bhd                         1,625,200      652,880
    Tasek Corp. Bhd                                         86,800      263,556
    TDM Bhd                                              6,038,120      789,796
    TH Plantations Bhd                                   1,665,860      435,700
    Thong Guan Industries Bhd                               91,900       89,717
#   Time dotCom Bhd                                      2,063,588    4,650,462
    Tiong NAM Logistics Holdings                         1,410,800      579,609
    TMC Life Sciences Bhd                                  356,400       65,758
#   Top Glove Corp. Bhd                                  5,714,220    7,657,882
    Tropicana Corp. Bhd                                  4,335,353      971,845
#   TSH Resources Bhd                                    4,102,200    1,599,909
#   Tune Protect Group Bhd                               3,746,900      953,561
#   Uchi Technologies Bhd                                1,822,000      800,054
#   UEM Edgenta Bhd                                      2,811,300    1,774,674
#*  UEM Sunrise Bhd                                     10,750,100    2,886,154
*   UMW Holdings Bhd                                       910,700    1,240,066
#*  UMW Oil & Gas Corp. Bhd                              6,239,213      437,322
    Unisem M Bhd                                         3,906,890    3,500,711
    United Malacca Bhd                                     412,850      612,240
    United Plantations Bhd                                 435,200    2,812,257
    United U-Li Corp. Bhd                                  613,900      573,193
#   UOA Development Bhd                                  4,903,400    2,977,580
*   Uzma Bhd                                               900,800      313,725
    ViTrox Corp. Bhd                                       208,200      221,573
#*  Vivocom International Holdings Bhd                   4,101,900      133,323
#   VS Industry Bhd                                      6,036,230    3,103,664
#   Wah Seong Corp. Bhd                                  2,355,769      522,647
*   WCE Holdings Bhd                                       502,700      167,870
#*  WCT Holdings Bhd                                     7,254,802    3,218,096
#   Wellcall Holdings Bhd                                1,993,800    1,043,062
    WTK Holdings Bhd                                     2,425,600      489,722
#   Yinson Holdings Bhd                                  3,062,900    2,539,441
*   YNH Property Bhd                                     3,521,488    1,167,471
*   YTL Land & Development Bhd                           1,028,200      138,093
    Zhulian Corp. Bhd                                      585,033      230,885
                                                                   ------------
TOTAL MALAYSIA                                                      263,272,274
                                                                   ------------
MEXICO -- (2.5%)
#   Alpek S.A.B. de C.V.                                 3,571,730    4,104,906

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
#   Alsea S.A.B. de C.V.                                  5,090,080 $19,808,496
#*  Axtel S.A.B. de C.V.                                  7,459,738   1,772,487
#   Banregio Grupo Financiero S.A.B. de C.V.              1,887,176  12,368,808
*   Bio Pappel S.A.B. de C.V.                               369,155     551,374
    Bolsa Mexicana de Valores S.A.B. de C.V.              4,250,549   7,301,322
    Cia Minera Autlan S.A.B. de C.V. Series B               141,975     130,790
*   CMR S.A.B. de C.V.                                        1,323         586
#   Consorcio ARA S.A.B. de C.V. Series *                 7,826,969   2,624,744
* Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR 205,047 2,809,144 #* Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                             1,727,133   2,374,959
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                          960,372     914,383
    Corp. Actinver S.A.B. de C.V.                           187,852     137,176
    Corp. Inmobiliaria Vesta S.A.B. de C.V.               4,734,519   7,153,971
    Corp. Moctezuma S.A.B. de C.V. Series *                 861,300   3,386,659
    Corporativo Fragua S.A.B. de C.V.                             3          37
#   Corporativo GBM S.A.B. de C.V.                           22,477      16,533
    Corpovael S.A. de C.V.                                   34,941      21,295
    Credito Real S.A.B. de C.V. SOFOM ER                  1,298,182   2,299,210
    Cydsa S.A.B. de C.V.                                      3,875       5,222
*   Desarrolladora Homex S.A.B. de C.V.                     519,622      30,939
#*  Elementia S.A.B. de C.V.                                199,253     286,526
#*  Empresas ICA S.A.B. de C.V.                           3,768,186     330,199
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR        62,171      10,826
#*  Genomma Lab Internacional S.A.B. de C.V. Class B      7,295,453   9,363,915
    Gentera S.A.B. de C.V.                                7,327,998  11,113,942
#*  Grupo Aeromexico S.A.B. de C.V.                       1,789,512   3,711,208
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.   1,838,097  11,610,392
    Grupo Cementos de Chihuahua S.A.B. de C.V.              818,100   4,272,364
#   Grupo Comercial Chedraui S.A. de C.V.                 2,817,563   5,903,390
#*  Grupo Famsa S.A.B. de C.V. Class A                    2,369,565   1,368,298
#   Grupo Financiero Interacciones SA de C.V. Class O       763,808   4,299,035
#*  Grupo GICSA S.A. de C.V.                                640,975     439,258
    Grupo Herdez S.A.B. de C.V. Series *                  1,938,862   4,366,183
    Grupo Industrial Saltillo S.A.B. de C.V.                394,068     905,344
    Grupo KUO S.A.B. de C.V. Series B                       758,658   1,778,121
*   Grupo Pochteca S.A.B. de C.V.                           585,177     233,052
*   Grupo Posadas S.A.B. de C.V.                            198,900     491,035
#   Grupo Rotoplas S.A.B. de C.V.                           216,580     356,942
    Grupo Sanborns S.A.B. de C.V.                           719,576     871,050
#*  Grupo Simec S.A.B. de C.V. Series B                   1,299,722   4,640,378
*   Grupo Sports World S.A.B. de C.V.                       583,706     531,163
#*  Hoteles City Express S.A.B. de C.V.                   1,337,623   1,660,523
#   Industrias Bachoco S.A.B. de C.V. Series B            1,317,141   6,569,983
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR          29,530   1,766,189
#*  Industrias CH S.A.B. de C.V. Series B                 2,065,431  10,010,133
*   La Comer S.A.B. de C.V.                               1,994,114   2,021,837
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                201,450      78,362
    Megacable Holdings S.A.B. de C.V.                     1,698,551   7,043,226
*   Minera Frisco S.A.B. de C.V. Class A1                 2,092,691   1,333,022
    Nemak S.A.B. de C.V.                                  2,163,395   1,951,643
#   Organizacion Cultiba S.A.B. de C.V.                   1,165,725   1,060,792
    Qualitas Controladora S.A.B. de C.V.                  1,417,893   2,351,142
#   Rassini S.A.B. de C.V.                                  315,343   1,505,463

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Rassini S.A.B. De C.V. Class A                         147,598 $    343,739
#*  Telesites S.A.B. de C.V.                             4,326,235    3,166,457
#   TV Azteca S.A.B. de C.V.                            11,450,715    2,180,476
    Unifin Financiera S.A.B. de C.V. SOFOM ENR             213,074      694,069
    Vitro S.A.B. de C.V. Series A                          903,451    4,056,331
                                                                   ------------
TOTAL MEXICO                                                        182,489,049
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                      3,430,211      472,129
    ACR Mining Corp.                                        48,205        3,206
    Alsons Consolidated Resources, Inc.                  7,605,000      210,854
*   Apex Mining Co., Inc.                                3,500,000      110,372
*   Atlas Consolidated Mining & Development Corp.        6,148,000      657,971
    Belle Corp.                                         32,737,400    2,458,679
*   Bloomberry Resorts Corp.                            19,580,300    3,416,251
    Cebu Air, Inc.                                       1,594,810    3,192,018
    Cebu Holdings, Inc.                                  3,291,900      349,563
    Century Pacific Food, Inc.                           4,573,000    1,672,699
    Century Properties Group, Inc.                      26,261,151      270,548
    China Banking Corp.                                  1,822,708    1,316,366
    Cirtek Holdings Philippines Corp.                      682,700      432,945
    COL Financial Group, Inc.                              130,900       41,674
    Cosco Capital, Inc.                                 14,330,800    2,195,658
    D&L Industries, Inc.                                23,913,300    5,809,211
*   DoubleDragon Properties Corp.                        1,848,690    1,685,447
    East West Banking Corp.                              2,592,300    1,641,418
    EEI Corp.                                            3,183,100      801,344
    Emperador, Inc.                                      4,489,800      666,260
*   Empire East Land Holdings, Inc.                     19,893,000      295,719
    Energy Development Corp.                            23,510,000    2,781,479
    Filinvest Development Corp.                          3,314,322      502,160
    Filinvest Land, Inc.                               108,452,577    3,805,097
    First Gen Corp.                                     10,519,800    3,606,669
    First Philippine Holdings Corp.                      2,288,880    2,993,644
*   Global Ferronickel Holdings, Inc.                    8,589,667      449,184
    Holcim Philippines, Inc.                                80,600       20,596
    Integrated Micro-Electronics, Inc.                   1,006,500      263,331
    Leisure & Resorts World Corp.                        3,942,640      351,723
*   Lepanto Consolidated Mining Co.                     43,735,455      165,787
    Lopez Holdings Corp.                                20,776,300    2,881,177
    Macroasia Corp.                                        626,200      145,287
    Manila Water Co., Inc.                               9,198,000    5,830,559
    Max's Group, Inc.                                    1,484,100      583,005
*   Megawide Construction Corp.                          4,859,708    1,689,537
*   Melco Resorts And Entertainment Philippines Corp.   14,188,700    2,531,405
    Metro Retail Stores Group, Inc.                      4,081,900      320,296
    Nickel Asia Corp.                                    7,515,700      893,274
    Pepsi-Cola Products Philippines, Inc.               10,934,900      693,576
    Petron Corp.                                        15,236,400    2,856,916
    Philex Mining Corp.                                  3,594,700      630,069
    Philippine National Bank                             1,977,015    2,624,716
*   Philippine National Construction Corp.                 173,000        3,151
    Philippine Savings Bank                                356,863      622,338

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Philippine Stock Exchange, Inc. (The)                   121,592 $   577,986
    Philweb Corp.                                         3,433,040     637,124
    Phinma Corp.                                             94,323      19,338
    Phinma Energy Corp.                                  13,182,000     498,817
    Phoenix Petroleum Philippines, Inc.                   2,096,980     506,316
    Premium Leisure Corp.                                32,631,000   1,034,736
    Puregold Price Club, Inc.                             4,655,100   4,346,749
    RFM Corp.                                             8,856,668     789,324
    Rizal Commercial Banking Corp.                        2,796,660   3,158,787
    Robinsons Land Corp.                                 10,677,405   5,440,270
    Robinsons Retail Holdings, Inc.                       1,096,610   1,883,343
    San Miguel Pure Foods Co., Inc.                          93,790     572,545
    Security Bank Corp.                                     734,638   3,405,840
*   SSI Group, Inc.                                       5,821,000     501,340
    STI Education Systems Holdings, Inc.                  3,539,000     103,742
    Travellers International Hotel Group, Inc.            7,522,000     502,071
    Union Bank of the Philippines                         1,401,461   2,395,839
*   Victorias Milling Co., Inc.                             231,600      18,576
    Vista Land & Lifescapes, Inc.                        46,919,100   5,567,712
    Xurpas, Inc.                                          4,266,400     617,137
                                                                    -----------
TOTAL PHILIPPINES                                                    97,522,900
                                                                    -----------
POLAND -- (1.6%)
*   AB SA                                                     1,082      10,440
*   Agora SA                                                276,756   1,224,557
    Amica SA                                                 27,840   1,260,255
#   Apator SA                                                63,267     557,321
    Asseco Poland SA                                        568,820   7,149,965
#*  Bioton SA                                               568,535     907,935
*   Boryszew SA                                             952,083   2,888,570
    Budimex SA                                               91,128   5,605,306
    CD Projekt SA                                           595,814  14,335,186
#*  CI Games SA                                             252,830      72,416
*   Ciech SA                                                266,813   4,283,902
    ComArch SA                                                7,716     437,070
    Dom Development SA                                        4,673      99,221
    Elektrobudowa SA                                          8,568     258,597
#*  Emperia Holding SA                                       84,117   1,983,665
#   Enea SA                                                 949,305   4,001,601
#   Energa SA                                               869,043   3,077,012
#   Eurocash SA                                              60,111     593,794
    Fabryki Mebli Forte SA                                  129,583   2,443,666
*   Famur SA                                                406,179     677,237
    Firma Oponiarska Debica SA                               29,911     907,425
#*  Getin Holding SA                                      2,860,638   1,058,199
#*  Getin Noble Bank SA                                   2,134,719     836,636
#   Globe Trade Centre SA                                   235,041     626,740
    Grupa Azoty Zaklady Chemiczne Police SA                  76,751     437,613
    Grupa Kety SA                                            69,888   8,136,698
*   Grupa Lotos SA                                           34,187     461,951
*   Impexmetal SA                                         1,011,204   1,237,969
#   Inter Cars SA                                            39,106   3,107,111
    Kernel Holding SA                                       387,855   6,862,164

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    KRUK SA                                                111,211 $ 10,637,283
    LC Corp. SA                                            244,389      129,882
    Lentex SA                                              124,367      326,641
    Lubelski Wegiel Bogdanka SA                             68,930    1,375,477
*   MCI Capital SA                                         162,447      409,089
#   Netia SA                                             2,370,432    2,609,779
#   Neuca SA                                                17,606    1,604,813
    Newag SA                                                   493        2,342
*   Orange Polska SA                                        71,059      107,762
    Orbis SA                                               132,247    3,144,648
#   Pfleiderer Group SA                                     49,499      626,495
#*  PKP Cargo SA                                            86,911    1,498,682
#*  Polnord SA                                             257,190      732,558
*   Rafako SA                                              333,126      572,775
    Stalexport Autostrady SA                               429,171      508,776
#   Stalprodukt SA                                           9,408    1,307,670
#   Synthos SA                                           1,431,495    1,767,821
*   Tauron Polska Energia SA                             5,756,680    6,100,864
    Trakcja SA                                             325,113    1,227,991
*   Vistula Group SA                                     1,354,240    1,265,849
    Warsaw Stock Exchange                                  122,600    1,601,186
#   Wawel SA                                                 1,062      331,961
*   Zespol Elektrowni Patnow Adamow Konin SA                81,919      430,337
                                                                   ------------
TOTAL POLAND                                                        113,860,903
                                                                   ------------
SOUTH AFRICA -- (6.2%)
#   Adcock Ingram Holdings, Ltd.                           848,818    4,099,711
    Adcorp Holdings, Ltd.                                  896,475      959,239
    Advtech, Ltd.                                        3,240,497    4,413,615
    Aeci, Ltd.                                           1,083,668    8,712,980
    African Oxygen, Ltd.                                   858,752    1,225,620
*   African Phoenix Investments, Ltd.                    5,287,877      284,988
    African Rainbow Minerals, Ltd.                         801,901    5,712,792
    Afrimat, Ltd.                                           66,493      135,717
    Alexander Forbes Group Holdings, Ltd.                2,854,043    1,465,345
*   Allied Electronics Corp., Ltd. Class A                  27,962       25,716
    Alviva Holdings, Ltd.                                1,293,998    1,996,893
*   ArcelorMittal South Africa, Ltd.                     1,784,999      679,550
#   Ascendis Health, Ltd.                                1,465,791    2,227,306
    Assore, Ltd.                                           235,997    3,822,165
    Astral Foods, Ltd.                                     441,334    4,854,707
*   Attacq, Ltd.                                         3,671,073    4,988,179
*   Aveng, Ltd.                                          3,795,612    1,501,546
    AVI, Ltd.                                            3,242,754   24,116,657
    Barloworld, Ltd.                                     2,250,551   20,252,425
    Blue Label Telecoms, Ltd.                            3,303,921    4,249,026
*   Brait SE                                                 3,261       15,556
    Cashbuild, Ltd.                                        205,580    5,601,832
    Caxton and CTP Publishers and Printers, Ltd.           313,704      291,683
    City Lodge Hotels, Ltd.                                317,456    3,400,398
    Clicks Group, Ltd.                                   2,723,654   30,881,424
    Clover Industries, Ltd.                              1,374,821    1,749,102
*   Consolidated Infrastructure Group, Ltd.                822,411      985,787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
    Coronation Fund Managers, Ltd.                        1,818,975 $ 9,415,732
*   Curro Holdings, Ltd.                                    286,485     922,799
    DataTec, Ltd.                                         2,411,330  10,507,199
    Distell Group, Ltd.                                     198,284   2,185,595
#   DRDGOLD, Ltd.                                         2,932,131     978,783
    DRDGOLD, Ltd. Sponsored ADR                               9,400      31,114
*   enX Group, Ltd.                                         408,074     489,871
    EOH Holdings, Ltd.                                    1,098,252   8,980,889
*   Evraz Highveld Steel and Vanadium, Ltd.                  63,001         118
    Exxaro Resources, Ltd.                                1,219,384  10,069,050
    Famous Brands, Ltd.                                     672,069   5,946,144
#   Foschini Group, Ltd. (The)                            1,956,473  22,522,023
    Gold Fields, Ltd. Sponsored ADR                         163,797     653,550
    Grand Parade Investments, Ltd.                        3,033,383     759,589
*   Grindrod, Ltd.                                        5,224,056   4,906,607
    Group Five, Ltd.                                      1,015,485   1,312,588
    Harmony Gold Mining Co., Ltd.                         1,449,470   2,590,283
    Harmony Gold Mining Co., Ltd. Sponsored ADR           2,733,482   4,947,602
    Holdsport, Ltd.                                         216,850   1,100,982
*   Howden Africa Holdings, Ltd.                             39,220     109,955
    Hudaco Industries, Ltd.                                 275,317   2,635,836
    Hulamin, Ltd.                                         1,296,594     629,829
*   Impala Platinum Holdings, Ltd.                        1,597,823   4,266,203
    Imperial Holdings, Ltd.                               1,124,371  14,851,688
    Invicta Holdings, Ltd.                                  359,026   1,456,805
    JSE, Ltd.                                               831,201   8,322,099
    KAP Industrial Holdings, Ltd.                         9,425,081   5,738,569
#   Lewis Group, Ltd.                                       877,469   2,050,750
#   Liberty Holdings, Ltd.                                  941,152   8,074,233
    Life Healthcare Group Holdings, Ltd.                  2,792,844   5,367,598
    Massmart Holdings, Ltd.                                 432,877   3,635,798
    Merafe Resources, Ltd.                               11,489,424   1,185,251
    Metair Investments, Ltd.                              1,320,959   1,943,901
    Metrofile Holdings, Ltd.                                 82,524      26,887
    MiX Telematics, Ltd.                                     37,895      12,102
    MMI Holdings, Ltd.                                    4,074,366   6,390,403
    Mpact, Ltd.                                           1,546,824   3,228,928
    Murray & Roberts Holdings, Ltd.                       3,959,853   4,161,683
#*  Nampak, Ltd.                                          5,214,254   7,561,960
*   Net 1 UEPS Technologies, Inc.                               776       7,657
*   Northam Platinum, Ltd.                                3,415,807  11,888,519
    Oceana Group, Ltd.                                      447,176   3,204,189
    Omnia Holdings, Ltd.                                    589,522   6,087,066
    Peregrine Holdings, Ltd.                              2,102,419   4,782,474
#   Pick n Pay Stores, Ltd.                               2,121,860  10,212,494
    Pioneer Foods Group, Ltd.                               175,498   1,864,545
#*  PPC, Ltd.                                            14,360,518   5,205,626
    Raubex Group, Ltd.                                    1,306,791   2,350,656
    RCL Foods, Ltd.                                         705,154     850,384
    Reunert, Ltd.                                         1,517,644   8,278,632
#   Rhodes Food Group Pty, Ltd.                             466,314     804,770
#*  Royal Bafokeng Platinum, Ltd.                           706,327   1,643,506
    Santam, Ltd.                                            303,871   5,587,380

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Sappi, Ltd.                                            880,637 $  5,833,403
    Sibanye Gold, Ltd.                                   2,371,333    3,026,747
    SPAR Group, Ltd. (The)                               1,162,708   14,573,477
    Spur Corp., Ltd.                                       621,605    1,328,987
*   Stefanutti Stocks Holdings, Ltd.                       229,540       54,054
    Sun International, Ltd.                              1,096,248    4,615,941
*   Super Group, Ltd.                                    3,359,375    9,290,332
    Telkom SA SOC, Ltd.                                  1,921,390    9,483,907
    Tongaat Hulett, Ltd.                                 1,005,705    9,061,999
    Transaction Capital, Ltd.                              651,693      732,603
    Trencor, Ltd.                                        1,369,751    3,662,551
    Truworths International, Ltd.                        1,652,520    9,480,177
    Tsogo Sun Holdings, Ltd.                             2,858,414    4,960,394
    Wilson Bayly Holmes-Ovcon, Ltd.                        506,623    5,263,665
                                                                   ------------
TOTAL SOUTH AFRICA                                                  452,757,090
                                                                   ------------
SOUTH KOREA -- (13.8%)
#*  3S Korea Co., Ltd.                                      22,000       39,351
    ABco Electronics Co., Ltd.                              57,516      431,070
#   ABOV Semiconductor Co., Ltd.                           100,541      710,672
#*  Ace Technologies Corp.                                 178,732      690,992
#*  Actoz Soft Co., Ltd.                                    48,572      626,836
#   Advanced Nano Products Co., Ltd.                        68,114      956,526
#*  Advanced Process Systems Corp.                          74,225    2,912,088
    Aekyung Petrochemical Co., Ltd.                        109,618    1,519,469
#   AfreecaTV Co., Ltd.                                     74,661    1,601,888
#*  Agabang&Company                                        224,969    1,164,645
#   Ahn-Gook Pharmaceutical Co., Ltd.                       54,437      505,821
#   Ahnlab, Inc.                                            37,715    1,760,696
#   AJ Networks Co., Ltd.                                   81,351      505,269
#*  AJ Rent A Car Co., Ltd.                                125,497    1,133,578
#*  Ajin Industrial Co., Ltd.                               46,385      278,778
    AK Holdings, Inc.                                       38,421    2,461,006
#*  Alticast Corp.                                          73,734      286,041
#   ALUKO Co., Ltd.                                        367,542    1,412,953
*   Alvogen Korea Co., Ltd                                   1,360       32,770
#*  Amotech Co., Ltd.                                       67,096    1,619,159
#*  Anam Electronics Co., Ltd.                             738,248    1,845,635
#   Anapass, Inc.                                           63,390      903,896
#*  APS Holdings Corp.                                      83,203      838,745
    Asia Cement Co., Ltd.                                   11,962      929,520
    ASIA Holdings Co., Ltd.                                 10,133    1,032,455
#   Asia Paper Manufacturing Co., Ltd.                      40,433      718,992
*   Asiana Airlines, Inc.                                  891,347    4,119,700
#   Atinum Investment Co., Ltd.                            269,599      413,236
    AtlasBX Co., Ltd.                                          571       26,349
#*  AUK Corp.                                              199,140      444,687
#   Aurora World Corp.                                      42,236      401,940
#   Austem Co., Ltd.                                       127,720      400,940
#   Autech Corp.                                            94,806    1,075,425
#*  Automobile & PCB                                       251,614      319,219
#   Avaco Co., Ltd.                                        105,551      706,951
#   Avatec Co., Ltd.                                         5,446       37,748

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Baiksan Co., Ltd.                                         91,020 $  793,651
#*  Barun Electronics Co., Ltd.                              501,382    689,591
#*  Barunson Entertainment & Arts Corp.                      398,930    770,185
#   Bcworld Pharm Co., Ltd.                                   33,271    770,525
#*  BH Co., Ltd.                                             109,956  2,035,886
    Binggrae Co., Ltd.                                        45,891  2,747,129
#*  BioSmart Co., Ltd.                                       130,436    557,681
#   BIT Computer Co., Ltd.                                   105,747    490,184
#   Bixolon Co., Ltd.                                         82,972    490,489
#   Bluecom Co., Ltd.                                         83,025    635,066
#   Boditech Med, Inc.                                       116,248  1,656,701
#*  Bohae Brewery Co., Ltd.                                  550,196    501,533
#   BoKwang Industry Co., Ltd.                                62,760    372,075
    Bookook Securities Co., Ltd.                              11,387    267,659
#*  Boryung Medience Co., Ltd.                                51,519    408,518
    Boryung Pharmaceutical Co., Ltd.                          38,597  1,439,434
#*  Bosung Power Technology Co., Ltd.                        353,519    819,329
#*  Brain Contents Co., Ltd.                                 805,232    849,977
#   BRIDGETEC Corp.                                           35,241    199,370
#*  Bubang Co., Ltd.                                         218,353    684,425
*   BUGS Corp.                                                45,508    435,081
#   Bukwang Pharmaceutical Co., Ltd.                         106,859  2,062,544
    Busan City Gas Co., Ltd.                                     805     27,516
#   BYC Co., Ltd.                                                746    237,713
#   Byucksan Corp.                                           369,822  1,189,780
#*  C&S Asset Management Co., Ltd.                           166,435    293,719
#*  CammSys Corp.                                            308,501    735,873
#*  Capro Corp.                                              314,815  1,694,043
#   Caregen Co., Ltd.                                         10,861    698,201
    Cell Biotech Co., Ltd.                                    47,294  1,502,923
#*  Celltrion Pharm, Inc.                                     77,179  1,376,142
#*  Chabiotech Co., Ltd.                                     302,198  3,240,691
#   Changhae Ethanol Co., Ltd.                                51,020    832,911
#*  Charm Engineering Co., Ltd.                              197,955    529,553
#*  Chemtronics Co., Ltd.                                     71,610    485,586
#   Cheryong Industrial Co. Ltd/new                           49,903    346,868
#*  Chin Hung International, Inc.                            234,602    464,090
*   China Great Star International, Ltd.                     225,700    272,560
    Chinyang Holdings Corp.                                  152,138    433,968
#*  Choa Pharmaceutical Co.                                   49,861    199,422
#   Choheung Corp.                                               234     63,543
#   Chokwang Leather Co., Ltd.                                   607     20,996
#   Chokwang Paint, Ltd.                                      45,216    468,202
    Chong Kun Dang Pharmaceutical Corp.                       45,831  4,608,805
#   Chongkundang Holdings Corp.                               26,473  1,577,556
#   Choong Ang Vaccine Laboratory                             39,308    627,274
#*  Chorokbaem Media Co., Ltd.                               266,918    357,701
    Chosun Refractories Co., Ltd.                              6,715    536,399
#   Chungdahm Learning, Inc.                                  35,344    532,051
#   CJ Freshway Corp.                                         48,575  1,821,288
    CJ Hellovision Co., Ltd.                                 204,279  1,590,024
    CJ O Shopping Co., Ltd.                                   25,709  4,568,538
#*  CJ Seafood Corp.                                         172,479    500,167

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   CKD Bio Corp.                                             27,414 $  520,817
    Com2uSCorp                                                64,232  6,581,167
#   Commax Co., Ltd.                                          43,997    268,150
#   Coreana Cosmetics Co., Ltd.                              181,290    834,979
#   Cosmax BTI, Inc.                                          36,280    808,699
#   Cosmax, Inc.                                              57,327  5,295,106
#*  Cosmochemical Co., Ltd.                                   28,914    288,006
#*  COSON Co., Ltd.                                          117,294  1,120,151
*   COWELL FASHION Co., Ltd.                                   4,069     14,225
#*  Creaplanet Co., Ltd.                                      97,236    228,596
#*  Crown Confectionery Co., Ltd.                             53,942  1,010,062
#   CROWNHAITAI Holdings Co., Ltd.                            41,889    873,870
#*  CrucialTec Co., Ltd.                                     373,426  1,050,052
#   CS Wind Corp.                                             46,867  1,122,673
#*  CTC BIO, Inc.                                             65,664    445,296
#*  CTL, Inc.                                                160,964    397,991
    Cuckoo Electronics Co., Ltd.                               1,906    239,426
#*  CUROCOM Co., Ltd.                                         85,800    177,011
#*  Curoholdings Co., Ltd.                                   423,171    418,329
#   D.I Corp.                                                202,400    828,587
    Dae Dong Industrial Co., Ltd.                             86,989    552,514
    Dae Han Flour Mills Co., Ltd.                              7,377  1,246,017
#   Dae Hwa Pharmaceutical Co., Ltd.                          22,883    439,658
#   Dae Hyun Co., Ltd.                                       199,509    528,437
#*  Dae Won Chemical Co., Ltd.                               242,360    556,746
    Dae Won Kang Up Co., Ltd.                                141,276    546,510
#*  Dae Young Packaging Co., Ltd.                            622,311    487,193
#   Dae-Il Corp.                                              93,491    876,673
#*  Daea TI Co., Ltd.                                        515,134    851,449
#   Daebongls Co., Ltd.                                       54,882    489,014
#*  Daechang Co., Ltd.                                       314,932    336,342
    Daechang Forging Co., Ltd.                                 6,065    355,508
#   Daeduck Electronics Co.                                  266,042  2,660,705
    Daeduck GDS Co., Ltd.                                    157,900  2,664,019
#   Daegu Department Store                                    32,833    372,816
#   Daehan New Pharm Co., Ltd.                                77,903    758,837
    Daehan Steel Co., Ltd.                                   110,123  1,367,871
#   Daejoo Co., Ltd.                                          12,773     21,057
*   Daejoo Electronic Materials Co., Ltd.                      4,042     27,831
    Daekyo Co., Ltd.                                         224,100  1,648,611
#*  Daekyung Machinery & Engineering Co., Ltd.               805,869    426,448
#   Daelim B&Co Co., Ltd.                                     93,999    680,001
    Daelim C&S Co., Ltd.                                       1,033     15,315
#*  DAEMYUNG Corp. Co., Ltd.                                 358,770    755,231
#   Daeryuk Can Co., Ltd.                                     94,147    593,142
    Daesang Corp.                                            176,190  4,046,214
#   Daesang Holdings Co., Ltd.                               125,490  1,228,029
#   Daesung Energy Co., Ltd.                                  65,638    365,442
#   Daesung Holdings Co., Ltd.                                26,734    216,888
#*  Daewon Cable Co., Ltd.                                   404,913    457,376
#*  Daewon Media Co., Ltd.                                    68,288    427,214
#   Daewon Pharmaceutical Co., Ltd.                          101,741  1,710,049
#   Daewon San Up Co., Ltd.                                   85,129    560,357

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.       676,333 $  507,680
#   Daewoong Co., Ltd.                                       122,460  1,657,658
#   Daewoong Pharmaceutical Co., Ltd.                         37,952  3,161,854
*   Dahaam E-Tec Co., Ltd.                                     2,100      6,334
#   Daihan Pharmaceutical Co., Ltd.                           30,940  1,004,764
    Daishin Securities Co., Ltd.                             297,668  4,070,933
#*  Danal Co., Ltd.                                          285,365  1,372,294
#   Daou Data Corp.                                          153,138  1,661,884
    Daou Technology, Inc.                                    248,408  4,937,574
#*  Dasan Networks, Inc.                                     115,433    551,657
#   Dawonsys Co., Ltd.                                       165,211  1,698,109
#   Dayou Automotive Seat Technology Co., Ltd.               450,321    539,063
#*  Dayou Plus Co., Ltd.                                     443,110    391,141
#   DCM Corp.                                                 37,727    448,503
#*  Deutsch Motors, Inc.                                     139,299    825,242
#   DHP Korea Co., Ltd.                                       80,405    631,677
    Digital Chosun Co., Ltd.                                 216,515    441,526
#*  Digital Optics Co., Ltd.                                 125,488    258,594
#   Digital Power Communications Co., Ltd.                   246,518  1,001,820
#*  DIO Corp.                                                101,568  3,172,042
#   Display Tech Co., Ltd.                                    52,616    190,496
#   DMS Co., Ltd.                                            151,922  1,336,438
#*  DNF Co., Ltd.                                             70,063    979,886
#   Dong A Eltek Co., Ltd.                                    69,259  1,203,344
    Dong Ah Tire & Rubber Co., Ltd.                           69,578  1,711,685
    Dong-A Socio Holdings Co., Ltd.                           21,487  2,478,995
#   Dong-A ST Co., Ltd.                                       32,116  2,382,219
#   Dong-A Steel Technology Co., Ltd.                          7,197     51,262
#   Dong-Ah Geological Engineering Co., Ltd.                  73,801    902,822
#   Dong-Il Corp.                                              6,436    331,756
#   Dongbang Transport Logistics Co., Ltd.                    64,316     97,127
#*  DONGBU Co., Ltd.                                         746,280    495,987
#*  Dongbu Corp.                                              61,224    839,220
*   Dongbu HiTek Co., Ltd.                                   249,733  4,267,399
*   Dongbu Securities Co., Ltd.                              259,342    927,245
#*  Dongbu Steel Co., Ltd.                                    32,375    353,009
    Dongil Industries Co., Ltd.                                9,710    650,767
#   Dongjin Semichem Co., Ltd.                               231,941  3,503,359
#*  Dongkook Industrial Co., Ltd.                            184,139    366,882
    DongKook Pharmaceutical Co., Ltd.                         32,149  1,729,372
#   Dongkuk Industries Co., Ltd.                             271,917  1,149,283
    Dongkuk Steel Mill Co., Ltd.                             455,870  5,844,057
#   Dongkuk Structures & Construction Co., Ltd.              218,679  1,250,666
#   Dongnam Marine Crane Co., Ltd.                           103,680    328,036
#   Dongsung Chemical Co., Ltd.                               17,370    272,555
#   DONGSUNG Corp.                                           222,522  1,284,610
#   Dongsung Finetec Co., Ltd.                               138,157    739,437
#*  Dongsung Pharmaceutical Co., Ltd.                        135,274    471,522
#   Dongwha Enterprise Co., Ltd.                              26,910    876,535
    Dongwha Pharm Co., Ltd.                                  168,709  1,233,250
#   Dongwon Development Co., Ltd.                            530,894  2,372,473
#   Dongwon F&B Co., Ltd.                                      9,380  1,810,507
    Dongwon Industries Co., Ltd.                              10,092  2,497,282

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Dongwon Systems Corp.                                      5,546 $  263,686
#*  Dongwoo Farm To Table Co., Ltd.                           58,857    222,734
    Dongyang E&P, Inc.                                        37,129    435,988
#*  Dongyang Steel Pipe Co., Ltd.                            649,873    752,018
#*  Doosan Engine Co., Ltd.                                  295,630  1,090,135
    DoubleUGames Co., Ltd.                                    64,730  3,642,477
#   Douzone Bizon Co., Ltd.                                  143,454  4,475,275
#*  Dragonfly GF Co., Ltd.                                    51,555    216,638
    DRB Holding Co., Ltd.                                     62,944    536,060
#   DSK Co., Ltd.                                             98,543    933,664
#   DSR Corp.                                                 23,050    131,651
#   DSR Wire Corp.                                            66,361    368,960
#*  DST ROBOT Co., Ltd.                                      438,095    920,612
#*  Duk San Neolux Co., Ltd.                                  67,020  1,470,311
#*  Duksan Hi-Metal Co., Ltd.                                 66,695    499,504
#   Duksung Co., Ltd.                                         81,764    329,756
    DY Corp.                                                 135,846    874,283
    DY POWER Corp.                                            43,486    690,563
#   e Tec E&C, Ltd.                                           12,446  1,528,278
    e-Credible Co., Ltd.                                       3,132     37,391
#   e-LITECOM Co., Ltd.                                       57,134    475,980
#*  E-TRON Co., Ltd.                                       1,491,477    421,544
    E1 Corp.                                                  24,190  1,323,111
#   Eagon Industrial, Ltd.                                    60,472    510,570
#   Easy Bio, Inc.                                           355,667  2,199,274
#*  EcoBio Holdings Co., Ltd.                                 52,300    443,599
#*  Ecopro Co., Ltd.                                         158,695  4,189,691
#   EG Corp.                                                  34,204    220,455
#*  Ehwa Technologies Information Co., Ltd.                1,996,096    618,436
#   Elcomtec Co., Ltd.                                       261,529    525,939
#   Elentec Co., Ltd.                                        111,206    499,552
*   ELK Corp.                                                151,448    177,879
#   EM-Tech Co., Ltd.                                        100,379  1,215,879
#*  Emerson Pacific, Inc.                                     53,679  1,479,774
#*  EMKOREA Co., Ltd.                                         60,585    216,536
#*  EMW Co., Ltd.                                            173,518    385,286
#   Enex Co., Ltd.                                           306,803    572,662
#   ENF Technology Co., Ltd.                                  79,474  1,546,550
#   Eo Technics Co., Ltd.                                     64,235  4,806,945
#   Estechpharma Co., Ltd.                                    76,674    674,344
#*  ESTsoft Corp.                                             33,140    232,140
#   Eugene Corp.                                             393,797  2,216,434
*   Eugene Investment & Securities Co., Ltd.                 588,034  1,939,286
#   Eugene Technology Co., Ltd.                              121,036  1,853,268
#   Eusu Holdings Co., Ltd.                                  113,490    772,458
#   EVERDIGM Corp.                                            70,181    777,373
#*  EXA E&C, Inc.                                             99,097    143,466
#   Ezwelfare Co., Ltd.                                       15,152     91,864
#   F&F Co., Ltd.                                             56,212  1,408,631
#   Farmsco                                                  141,480  1,542,954
#*  FarmStory Co., Ltd.                                      449,372    576,304
#   Feelux Co., Ltd.                                         203,881    573,632
#   Fila Korea, Ltd.                                          87,205  5,766,691

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Fine DNC Co., Ltd.                                       103,000 $  303,815
#   Fine Technix Co., Ltd.                                   206,246    448,075
#*  Finetex EnE, Inc.                                         61,015    256,640
#*  Firstec Co., Ltd.                                        209,199    663,319
#*  Foosung Co., Ltd.                                        414,178  4,069,364
    Fursys, Inc.                                              14,730    440,443
#*  G-SMATT GLOBAL Co., Ltd.                                 127,846  1,546,356
#*  Gamevil, Inc.                                             45,326  2,230,686
    Gaon Cable Co., Ltd.                                      22,214    511,906
#*  Genic Co., Ltd.                                           42,082    409,559
#*  Genie Music Corp.                                        163,238    707,006
#   Geumhwa PSC Co., Ltd.                                      4,147    139,241
#*  Gigalane Co., Ltd.                                        35,427    213,908
    GIIR, Inc.                                                22,387    199,672
#*  Global Display Co., Ltd.                                  62,631    221,865
#*  GNCO Co., Ltd.                                           616,593  1,149,085
#   Golfzon Co., Ltd.                                         23,909  1,084,886
#   GOLFZONNEWDIN Co., Ltd.                                  162,630    817,185
#*  Good People Co., Ltd.                                     89,915    162,291
    Grand Korea Leisure Co., Ltd.                            131,242  2,693,448
    Green Cross Holdings Corp.                               107,418  3,149,198
#*  GS Global Corp.                                          392,637  1,087,493
    GS Home Shopping, Inc.                                    24,403  5,131,774
#   Gwangju Shinsegae Co., Ltd.                                3,631    796,274
#   Haesung Industrial Co., Ltd.                              25,164    292,343
*   Haesung Optics Co., Ltd.                                   6,562     35,176
#*  Halla Corp.                                              144,180    639,227
#   Halla Holdings Corp.                                      71,811  4,231,869
#   Han Kuk Carbon Co., Ltd.                                 261,090  1,398,256
#*  Hana Micron, Inc.                                        148,212    671,115
#   Hana Tour Service, Inc.                                   78,068  5,941,813
#   Hancom, Inc.                                             138,714  1,982,297
#   Handok, Inc.                                              41,183    926,089
    Handsome Co., Ltd.                                       124,599  4,019,558
    Hanil Cement Co., Ltd.                                    26,196  2,900,423
#*  Hanil Vacuum Co., Ltd.                                   213,642    457,365
#*  Hanjin Heavy Industries & Construction Co., Ltd.         712,169  2,822,180
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                    87,816    445,510
#*  Hanjin Kal Corp.                                         348,244  7,318,037
*   Hanjin P&C Co., Ltd.                                     285,435    563,834
    Hanjin Transportation Co., Ltd.                           80,592  2,273,118
#*  Hankook Cosmetics Co., Ltd.                               72,097    997,198
#   Hankook Cosmetics Manufacturing Co., Ltd.                 15,080    316,575
    Hankook Shell Oil Co., Ltd.                                4,999  1,840,615
    Hankuk Glass Industries, Inc.                              9,314    256,946
    Hankuk Paper Manufacturing Co., Ltd.                      21,530    568,504
#   Hankuk Steel Wire Co., Ltd.                               58,735    158,765
#   Hanla IMS Co., Ltd.                                       43,244    282,159
#   Hanmi Semiconductor Co., Ltd.                            230,587  1,739,895
#   HanmiGlobal Co., Ltd.                                     55,375    586,052
#   Hans Biomed Corp.                                         58,414    866,139
#   Hansae Co., Ltd.                                         170,552  3,989,987
#   Hansae Yes24 Holdings Co., Ltd.                           88,379    782,394

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Hanshin Construction                                      50,625 $  920,541
#   Hanshin Machinery Co.                                    212,588    832,065
#   Hansol Chemical Co., Ltd.                                 74,579  5,035,469
*   Hansol Holdings Co., Ltd.                                369,722  2,058,271
#*  Hansol HomeDeco Co., Ltd.                                608,347    810,060
    Hansol Paper Co., Ltd.                                   139,747  2,372,679
#*  Hansol SeenTec Co., Ltd.                                 318,065    355,271
#*  Hansol Technics Co., Ltd.                                128,179  1,787,431
#*  Hanwha Galleria Timeworld Co., Ltd.                       17,255    439,489
    Hanwha General Insurance Co., Ltd.                       355,457  3,192,127
#*  Hanwha Investment & Securities Co., Ltd.               1,037,505  3,408,590
#   Hanyang Eng Co., Ltd.                                     39,237    457,194
#   Hanyang Securities Co., Ltd.                              27,671    202,534
#   Harim Co., Ltd.                                          253,466  1,034,881
#   Harim Holdings Co., Ltd.                                 282,751  1,053,993
    HB Technology Co., Ltd.                                  438,036  1,838,003
#   Heung-A Shipping Co., Ltd.                             1,147,462  1,359,414
#*  Heungkuk Fire & Marine Insurance Co., Ltd.               143,437    852,266
#   High Tech Pharm Co., Ltd.                                 23,615    262,710
    Hitejinro Holdings Co., Ltd.                              64,454    665,273
*   HizeAero Co., Ltd.                                         9,927     80,021
    HMC Investment Securities Co., Ltd.                      140,051  1,489,335
#   Home Center Holdings Co., Ltd.                           243,819    848,742
#*  Homecast Co., Ltd.                                       232,691  1,878,498
#   HS Industries Co., Ltd.                                  270,519  2,279,638
    HS R&A Co., Ltd.                                         249,010    657,336
    Huchems Fine Chemical Corp.                              162,678  3,625,728
    Humax Co., Ltd.                                          148,133  1,429,401
#   Humedix Co., Ltd.                                         41,577  1,105,773
#*  Huneed Technologies                                       62,722    577,498
*   Huons Co., Ltd.                                           31,682  1,488,201
#   Huons Global Co., Ltd.                                    41,429  1,290,129
#   Husteel Co., Ltd.                                         10,089    137,045
    Huvis Corp.                                              124,216    904,894
#   Huvitz Co., Ltd.                                          81,214    943,421
    Hwa Shin Co., Ltd.                                       150,117    772,400
    Hwacheon Machine Tool Co., Ltd.                            4,979    264,313
#   Hwail Pharm Co., Ltd.                                     74,710    447,813
    Hwangkum Steel & Technology Co., Ltd.                     57,400    467,932
    HwaSung Industrial Co., Ltd.                              78,001  1,059,423
#   Hy-Lok Corp.                                              74,111  1,526,170
#   Hyosung ONB Co., Ltd.                                     10,277    100,135
#   HyosungITX Co., Ltd.                                      29,128    408,816
    Hyundai BNG Steel Co., Ltd.                               77,580    890,644
#*  Hyundai Cement Co.                                        22,245    492,683
#   Hyundai Corp Holdings Inc.                                36,938    486,891
    Hyundai Corp.                                             65,431  1,189,743
    Hyundai Engineering Plastics Co., Ltd.                   151,088    938,702
    Hyundai Hy Communications & Networks Co., Ltd.           297,145  1,109,953
#   Hyundai Livart Furniture Co., Ltd.                       115,620  2,612,869
#*  Hyundai Merchant Marine Co., Ltd.                         35,373    246,223
*   Hyundai Mipo Dockyard Co., Ltd.                           48,721  4,676,792
#   Hyundai Pharmaceutical Co., Ltd.                         158,899    610,127

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   HyVision System, Inc.                                     99,434 $1,141,915
#   I Controls, Inc.                                          19,674    522,458
#   i-Components Co., Ltd.                                    43,399    286,973
    i-SENS, Inc.                                              70,083  1,703,362
#   I3System, Inc.                                            34,950    788,651
#*  iA, Inc.                                                 211,507    683,732
#   ICD Co., Ltd.                                            102,076  1,307,668
#*  IE, Ltd.                                               1,307,133    290,850
#*  IHQ, Inc.                                                524,368    979,167
#   Il Dong Holdings Co., Ltd.                                33,200    456,989
#   IL Dong Pharmaceutical Co., Ltd.                          51,329    882,738
    Ilji Technology Co., Ltd.                                 10,190     47,056
*   Iljin Display Co., Ltd.                                   44,062    309,043
#   Iljin Electric Co., Ltd.                                 123,737    499,059
#   Iljin Holdings Co., Ltd.                                 203,422  1,049,542
#   Iljin Materials Co., Ltd.                                122,458  4,099,071
#   Ilshin Spinning Co., Ltd.                                 11,220  1,218,559
#*  ilShinbiobase Co,Ltd.                                     55,644    115,359
#   Ilsung Pharmaceuticals Co., Ltd.                           3,892    457,204
#*  IM Co., Ltd.                                             159,586    624,072
#   iMarketKorea, Inc.                                       170,219  1,939,059
#   InBody Co., Ltd.                                          87,717  2,295,629
#*  Infinitt Healthcare Co., Ltd.                            108,610    654,098
#*  Infraware, Inc.                                          184,486    254,608
#*  INITECH Co., Ltd.                                         67,933    458,604
#*  InkTec Co., Ltd.                                           8,164     42,007
    Innocean Worldwide, Inc.                                  35,689  2,177,675
#*  InnoWireless, Inc.                                        21,995    282,063
#*  Innox Advanced Materials Co., Ltd.                        44,674  2,722,637
#*  Innox Corp.                                               19,227    374,890
#*  Insun ENT Co., Ltd.                                      212,865  1,536,239
#   Intelligent Digital Integrated Security Co., Ltd.         33,909    245,578
    Intergis Co., Ltd.                                        11,220     31,637
#   Interojo Co., Ltd.                                        58,751  1,876,785
#   Interpark Corp.                                           94,204    810,995
    Interpark Holdings Corp.                                 371,641  1,903,002
    INTOPS Co., Ltd.                                         110,618  1,159,973
#*  INVENIA Co., Ltd.                                        107,874    519,398
    Inzi Controls Co., Ltd.                                   42,034    191,788
#   INZI Display Co., Ltd.                                    32,254     54,307
#*  Iones Co., Ltd.                                           51,291    778,206
    IS Dongseo Co., Ltd.                                      59,462  2,205,523
#   ISC Co., Ltd.                                             67,904  1,554,412
    ISU Chemical Co., Ltd.                                    84,473  1,351,848
#   IsuPetasys Co., Ltd.                                     225,059    870,329
#   J.ESTINA Co., Ltd.                                        80,276    441,694
#*  Jaeyoung Solutec Co., Ltd.                               157,239    316,515
    Jahwa Electronics Co., Ltd.                               90,376  1,506,968
#   JASTECH, Ltd.                                             68,700  1,175,657
#*  Jayjun Cosmetic Co., Ltd.                                285,225  1,332,824
    JB Financial Group Co., Ltd.                             973,157  6,028,908
#   JC Hyun System, Inc.                                      86,648    468,670
*   Jcontentree Corp.                                        276,030  1,058,227

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Jeil Pharma Holdings, Inc.                                 1,543 $   67,317
#*  Jeil Pharmaceutical Co., Ltd.                              3,729    239,258
    Jeju Air Co., Ltd.                                        58,366  1,864,961
#*  Jeju Semiconductor Corp.                                  66,476    201,664
    Jinro Distillers Co., Ltd.                                14,738    438,481
#   Jinsung T.E.C.                                            93,414    772,067
#   JLS Co., Ltd.                                             53,544    354,425
*   JoyCity Corp.                                             28,364    356,231
*   Jusung Engineering Co., Ltd.                             283,263  4,123,203
#   JVM Co., Ltd.                                             26,505  1,356,491
#   JW Holdings Corp.                                        260,748  2,089,496
#   JW Pharmaceutical Corp.                                   74,505  3,142,273
#   JW Shinyak Corp.                                          16,523    111,020
*   JYP Entertainment Corp.                                  211,588  1,342,077
#   Kangnam Jevisco Co., Ltd.                                 27,544    996,833
#   KAON Media Co., Ltd.                                     100,646  1,065,557
    KB Financial Group, Inc.                                  42,296  2,248,891
    KC Cottrell Co., Ltd.                                     15,012     68,929
#   KC Green Holdings Co., Ltd.                              117,172    647,996
#   KC Tech Co., Ltd.                                        156,035  3,310,995
#   KCC Engineering & Construction Co., Ltd.                  56,749    547,420
    KCI, Ltd.                                                  2,256     15,436
*   KEC Corp.                                                542,889    468,637
#   KEPCO Engineering & Construction Co., Inc.               100,420  1,700,246
#   Keyang Electric Machinery Co., Ltd.                      177,711    763,862
#*  KEYEAST Co., Ltd.                                        466,462    900,437
    KG Chemical Corp.                                         68,855    960,882
#   KG Eco Technology Service Co., Ltd.                      234,280    943,556
#   Kginicis Co., Ltd.                                       129,426  1,497,499
    KGMobilians Co., Ltd.                                    136,847    907,363
#   KH Vatec Co., Ltd.                                       135,110  1,004,530
    KISCO Corp.                                               32,763  1,266,213
#   KISCO Holdings Co., Ltd.                                   9,587    644,995
#   Kishin Corp.                                              49,420    208,473
    KISWIRE, Ltd.                                             46,934  1,651,706
#*  KJ Pretech Co., Ltd.                                      50,707    117,499
#*  KleanNara Co., Ltd.                                      154,710    691,362
*   KMH Co., Ltd.                                             76,476    710,753
#*  KMH Hitech Co., Ltd.                                     147,148    159,774
*   KMW Co., Ltd.                                              3,095     36,352
#   Kocom Co., Ltd.                                           58,105    433,808
#   Kodaco Co., Ltd.                                         244,133    771,043
#*  KODI-M Co., Ltd.                                         356,894    351,878
    Koentec Co., Ltd.                                        306,814  1,321,492
    Koh Young Technology, Inc.                                79,936  4,584,230
#   Kolao Holdings                                           163,486    808,281
#   Kolmar BNH Co., Ltd.                                      61,048  1,115,733
#   Kolon Corp.                                               50,319  2,783,484
    Kolon Global Corp.                                        46,405    527,090
#   Kolon Life Science, Inc.                                   1,839    194,743
#   Kolon Plastic, Inc.                                      107,722    656,150
#   Komelon Corp.                                             37,832    326,510
#*  KONA I Co., Ltd.                                         116,957  1,369,742

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Kook Soon Dang Brewery Co., Ltd.                          99,599 $  573,260
#   Kopla Co., Ltd.                                           90,088    499,794
#   Korea Alcohol Industrial Co., Ltd.                       107,772    784,451
#   Korea Autoglass Corp.                                     62,904  1,176,356
#   Korea Cast Iron Pipe Industries Co., Ltd.                 73,358    678,451
#   Korea Circuit Co., Ltd.                                   87,762  1,053,869
    Korea District Heating Corp.                              23,401  1,619,117
    Korea Electric Terminal Co., Ltd.                         43,116  2,719,660
#   Korea Electronic Certification Authority, Inc.           130,360    735,766
#   Korea Electronic Power Industrial Development Co., Ltd.   74,881    304,482
    Korea Export Packaging Industrial Co., Ltd.                5,621     96,950
    Korea Flange Co., Ltd.                                    20,776    249,487
#   Korea Fuel-Tech Corp.                                     79,102    338,265
#   Korea Industrial Co., Ltd.                                95,471    281,528
#*  Korea Information & Communications Co, Ltd.              116,308  1,190,428
#   Korea Information Certificate Authority, Inc.            114,704    580,430
#   Korea Kolmar Holdings Co., Ltd.                           54,328  1,454,691
#*  Korea Line Corp.                                         121,541  3,505,795
#*  Korea Materials & Analysis Corp.                          34,083    595,053
#   Korea United Pharm, Inc.                                  83,299  1,500,281
    Korean Reinsurance Co.                                   282,642  3,258,326
#   Kortek Corp.                                              87,678  1,097,075
#   KPX Chemical Co., Ltd.                                    15,622    993,975
#*  KR Motors Co., Ltd.                                       56,572     39,269
#*  KSCB Co., Ltd.                                            96,615    419,740
#   Ksign Co., Ltd.                                          314,358    502,874
    KSS LINE, Ltd.                                            87,290    764,046
*   KT Hitel Co., Ltd.                                       100,292    594,632
    KT Skylife Co., Ltd.                                     181,031  2,701,488
#   KT Submarine Co., Ltd.                                   119,916    488,672
*   KTB Investment & Securities Co., Ltd.                    312,145  1,000,512
#   KTCS Corp.                                               247,713    528,110
#   Ktis Corp.                                               217,997    631,975
#*  Kuk Young G&M                                            186,943    210,172
#   Kukbo Design Co., Ltd.                                    28,842    515,075
#   Kukdo Chemical Co., Ltd.                                  27,613  1,411,234
*   Kukdong Corp.                                              2,138      8,019
#   Kukdong Oil & Chemicals Co., Ltd.                         89,179    272,113
#*  Kum Yang Co., Ltd. .                                     101,497    201,136
#*  Kumho Electric Co., Ltd.                                  18,861    167,658
#   Kumho Industrial Co., Ltd.                               152,218  1,537,670
#*  Kumho Tire Co., Inc.                                     876,488  5,910,912
#   Kumkang Kind Co., Ltd.                                    20,203    680,322
    Kwang Dong Pharmaceutical Co., Ltd.                      280,349  2,110,845
#*  Kwang Myung Electric Co., Ltd.                           309,364    687,894
#   Kwangju Bank Co., Ltd.                                   213,058  2,637,012
#*  Kyeryong Construction Industrial Co., Ltd.                23,386    373,686
    Kyobo Securities Co., Ltd.                               158,127  1,484,026
#   Kyongbo Pharmaceutical Co., Ltd.                          80,079    908,989
#   Kyung Dong Navien Co., Ltd.                               41,530  1,313,268
#*  Kyung Nam Pharm Co., Ltd.                                 32,982    278,267
#   Kyung-In Synthetic Corp.                                 247,011    876,935
#   Kyungbang, Ltd.                                           74,659  1,087,634

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Kyungchang Industrial Co., Ltd.                           87,499 $  383,616
#*  KyungDong City Gas Co., Ltd.                              15,245    690,694
#   KyungDong Invest Co., Ltd.                                 9,266    440,461
    Kyungdong Pharm Co., Ltd.                                 55,125    945,847
#   L&F Co., Ltd.                                             49,146  1,183,653
#*  LabGenomics Co., Ltd.                                      9,768     65,884
#*  LB Semicon, Inc.                                         258,995    645,335
#   LEADCORP, Inc. (The)                                     138,035    932,585
#*  Leaders Cosmetics Co., Ltd.                               97,586  1,273,060
    Lee Ku Industrial Co., Ltd.                              203,505    421,923
#   LEENO Industrial, Inc.                                    72,064  3,192,317
#   Leenos Corp.                                             179,182    494,988
    LF Corp.                                                 167,758  4,701,428
    LG Hausys, Ltd.                                           54,327  5,339,229
    LG International Corp.                                   252,508  6,633,882
#   Lion Chemtech Co., Ltd.                                   57,397    756,512
*   LIS Co., Ltd.                                             50,093    577,651
#*  Liveplex Co., Ltd.                                       608,379    477,264
#   LMS Co., Ltd.                                             35,094    366,527
#   Lock & Lock Co., Ltd.                                    160,625  1,930,857
#*  LOT Vacuum Co., Ltd.                                      66,019  1,027,206
    LOTTE Fine Chemical Co., Ltd.                            156,874  6,059,150
    Lotte Food Co., Ltd.                                       5,957  3,323,093
    LOTTE Himart Co., Ltd.                                    73,525  4,572,804
    Lotte Non-Life Insurance Co., Ltd.                       564,705  1,554,195
    LS Industrial Systems Co., Ltd.                           54,256  2,800,124
#*  Lumens Co., Ltd.                                         376,967  1,367,019
#   Lutronic Corp.                                            94,212    977,100
#*  Macrogen, Inc.                                            71,414  1,483,861
*   Maeil Dairies Co., Ltd.                                   24,800  1,670,985
#   Maeil Holdings Co., Ltd.                                  22,273    476,736
#*  Majestar Co., Ltd.                                       253,982    378,065
*   Maniker Co., Ltd.                                         42,141     27,792
#*  Mcnex Co., Ltd.                                           38,722    661,299
#   MDS Technology Co., Ltd.                                  50,309    938,704
#*  Mediana Co., Ltd.                                         32,764    402,471
#   Meerecompany, Inc.                                        12,732    867,055
#   MegaStudy Co., Ltd.                                       20,245    546,240
    MegaStudyEdu Co., Ltd.                                     4,919    155,062
#*  Melfas, Inc.                                             162,116    656,091
    META BIOMED Co., Ltd.                                    145,135    440,491
#*  Mgame Corp.                                              117,865    440,646
#   Mi Chang Oil Industrial Co., Ltd.                          6,137    491,327
#*  MiCo, Ltd.                                               220,135    822,341
#   Minwise Co., Ltd.                                         65,277  1,186,879
    Mirae Asset Life Insurance Co., Ltd.                     589,568  2,767,111
#*  Mirae Corp.                                            2,226,388    511,562
#   Miwon Chemicals Co., Ltd.                                  3,630    214,370
*   Miwon Commercial Co., Ltd.                                   716    144,515
#   Miwon Holdings Co., Ltd.                                   3,706    247,121
#*  Miwon Specialty Chemical Co., Ltd.                        10,283    561,432
#   MK Electron Co., Ltd.                                    135,468  1,354,988
#   MK Trend Co., Ltd.                                        39,245    441,727

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  MNTech Co., Ltd.                                         154,760 $  979,830
#   Mobase Co., Ltd.                                          97,977    693,821
#*  Moda, Inc.                                               111,648    890,171
#*  Moda-InnoChips Co., Ltd.                                  14,702    107,104
    Modetour Network, Inc.                                   132,911  3,417,213
#   Monalisa Co., Ltd.                                       104,072    436,587
#   MonAmi Co., Ltd.                                         112,097    347,301
#   Moorim P&P Co., Ltd.                                     187,836    787,402
#*  Moorim Paper Co., Ltd.                                   149,278    364,290
#   Motonic Corp.                                             82,346    728,195
#*  MPK Group, Inc.                                          151,072    177,525
#   Muhak Co., Ltd.                                          119,724  2,427,939
#   Multicampus Co, Ltd.                                      18,718    629,322
#   Myungmoon Pharm Co., Ltd.                                137,956    697,281
    Namhae Chemical Corp.                                    185,342  1,616,297
#*  Namsun Aluminum Co., Ltd.                                551,622    603,976
#*  Namuga Co., Ltd.                                           9,406    239,366
    Namyang Dairy Products Co., Ltd.                           2,582  1,688,939
#*  Nanos Co., Ltd.                                           38,381    435,583
#   Nasmedia Co., Ltd.                                        26,106  1,305,923
#*  Naturalendo Tech Co., Ltd.                                24,278    532,335
#   NeoPharm Co., Ltd.                                        36,432  1,040,318
#*  Neowiz                                                   136,646  1,471,329
#*  NEOWIZ HOLDINGS Corp.                                     40,849    559,889
#*  NEPES Corp.                                              148,791  1,354,359
#   Nexen Corp.                                              260,015  2,051,491
    Nexen Tire Corp.                                         245,800  2,921,706
#*  Nexon GT Co., Ltd.                                       122,123    779,676
#*  Next Entertainment World Co., Ltd.                        40,892    294,149
#   Nexturn Co., Ltd.                                         55,102    788,039
*   NHN Entertainment Corp.                                  114,640  7,856,562
#*  NHN KCP Corp.                                             89,049  1,478,848
    NICE Holdings Co., Ltd.                                  125,291  1,853,279
#   Nice Information & Telecommunication, Inc.                44,820    981,344
    NICE Information Service Co., Ltd.                       261,828  2,143,338
#   NICE Total Cash Management Co., Ltd.                     123,622  1,159,843
#*  NK Co., Ltd.                                             431,764    416,729
#   Nong Shim Holdings Co., Ltd.                              13,999  1,369,542
#*  Nong Woo Bio Co., Ltd.                                    67,166    885,524
#   Noroo Holdings Co., Ltd.                                  13,599    183,081
    NOROO Paint & Coatings Co., Ltd.                          77,085    601,898
    NPC                                                       66,771    381,376
#   NS Shopping Co., Ltd.                                    142,147  2,121,137
#*  Nuri Telecom Co., Ltd.                                    57,184    443,548
#*  NUTRIBIOTECH Co., Ltd.                                    68,287  1,345,512
#*  NUVOTEC Co., Ltd.                                        153,125    342,140
#*  Omnisystem Co., Ltd.                                     258,001    550,007
#*  ONDA Entertainment Co., Ltd.                             171,971    385,851
#   Openbase, Inc.                                           201,345    844,681
#   Opto Device Technology Co., Ltd.                          76,929    528,134
#*  OPTRON-TEC, Inc.                                         132,210  1,015,387
#*  Orientbio, Inc.                                          446,032    463,805
*   OSANGJAIEL Co., Ltd.                                       5,294     38,632

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Osstem Implant Co., Ltd.                                  90,651 $4,871,984
#*  Osung LST Co., Ltd.                                      186,772    109,441
#*  Pan-Pacific Co., Ltd.                                    197,431    694,485
#   Pang Rim Co., Ltd.                                        10,174    198,496
#*  PaperCorea, Inc.                                       1,935,051    520,645
#   Paradise Co., Ltd.                                       383,866  4,557,255
    Partron Co., Ltd.                                        349,480  2,651,532
#*  Paru Co., Ltd.                                           228,164  1,339,999
#*  People & Technologies, Inc.                               45,983    558,856
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                        35,624  1,187,591
#*  Pharmicell Co., Ltd.                                      85,904    297,710
#*  Phoenix Materials Co., Ltd.                              340,119    316,915
#   Pixelplus Co., Ltd.                                       29,482    271,224
#*  PNE Solution Co., Ltd.                                    63,484    446,994
#*  Pobis TNC Co., Ltd.                                      261,932    412,060
    Poongsan Corp.                                           170,395  7,565,071
    Poongsan Holdings Corp.                                   31,101  1,595,201
    POSCO Chemtech Co., Ltd.                                 172,510  3,228,867
#   POSCO Coated & Color Steel Co., Ltd.                      18,467    527,184
#   Posco ICT Co., Ltd.                                      415,037  2,378,719
#   Posco M-Tech Co., Ltd.                                   153,695    353,089
#*  Power Logics Co., Ltd.                                   225,980    944,631
#*  Prostemics Co., Ltd.                                     138,631    388,953
#   Protec Co., Ltd.                                          41,274    576,614
    PS TEC Co., Ltd.                                           6,466     38,339
#   PSK, Inc.                                                121,588  2,342,725
#   Pulmuone Co., Ltd.                                         7,421    825,521
#   Pyeong Hwa Automotive Co., Ltd.                          109,829  1,407,894
#*  RaonSecure Co., Ltd.                                     179,436    472,470
#*  Redrover Co., Ltd.                                       202,805  1,058,805
#   Reyon Pharmaceutical Co., Ltd.                            37,700    927,420
#   RFsemi Technologies, Inc.                                 30,415    176,978
#*  RFTech Co., Ltd.                                         153,737    743,368
#   Robostar Co., Ltd.                                        50,124    972,173
    Rorze Systems Corp.                                        1,524     12,291
#*  S Net Systems, Inc.                                       96,478    479,614
#*  S&S Tech Corp.                                           119,124    658,163
#*  S&T Corp.                                                 14,935    233,513
*   S&T Dynamics Co., Ltd.                                   180,646  1,501,932
    S&T Holdings Co., Ltd.                                    56,991    840,948
#   S&T Motiv Co., Ltd.                                       77,769  3,692,594
#*  S-Connect Co., Ltd.                                      411,038    813,551
#   S-Energy Co., Ltd.                                        79,510    648,806
#*  S-MAC Co., Ltd.                                          805,271    679,331
#   S.Y. Panel Co., Ltd.                                      95,352    791,168
#   Saeron Automotive Corp.                                    2,640     18,493
#   Sajo Industries Co., Ltd.                                 23,494  1,606,172
*   Sajodongaone Co., Ltd.                                   149,799    219,582
*   SAJOHAEPYO Corp.                                             574      6,258
#   Sam Chun Dang Pharm Co., Ltd.                            110,489  1,352,053
#*  SAM KANG M&T Co., Ltd.                                    75,787    421,305
    Sam Young Electronics Co., Ltd.                           87,131  1,070,326
#   Sam Yung Trading Co., Ltd.                                68,966  1,166,215

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Sam-A Pharm Co., Ltd.                                      4,439 $   72,582
#   Sambo Motors Co., Ltd.                                    16,143     78,586
    Samchully Co., Ltd.                                       21,433  2,192,929
#   Samchuly Bicycle Co., Ltd.                                58,692    550,857
#   Samho Development Co., Ltd.                              146,497    656,674
#*  Samho International Co., Ltd.                             46,386    834,946
#   SAMHWA Paints Industrial Co., Ltd.                        73,217    576,600
#   Samick Musical Instruments Co., Ltd.                     512,766    888,691
#   Samick THK Co., Ltd.                                      77,490  1,526,504
#*  Samji Electronics Co., Ltd.                               90,186    667,169
#*  Samjin LND Co., Ltd.                                      98,862    252,529
    Samjin Pharmaceutical Co., Ltd.                           75,726  2,260,208
#   Samkee Automotive Co., Ltd.                              147,822    483,588
#   Samkwang Glass                                            24,074  1,215,789
#   Sammok S-Form Co., Ltd.                                   78,021    957,550
#*  SAMPYO Cement Co., Ltd.                                  203,959    703,549
    Samsung Climate Control Co., Ltd.                          3,552     40,306
#*  Samsung Pharmaceutical Co., Ltd.                          29,487     91,427
#   SAMT Co., Ltd.                                           441,451    884,331
#   Samwha Capacitor Co., Ltd.                                63,837  1,225,863
#   Samyang Corp.                                             25,711  2,333,236
#   Samyang Foods Co., Ltd.                                   24,639  1,075,344
    Samyang Holdings Corp.                                    29,466  3,028,704
#   Samyang Tongsang Co., Ltd.                                14,514    643,060
*   Samyoung Chemical Co., Ltd.                              136,867    180,360
    Samyoung M-Tek Co., Ltd.                                  10,739     37,113
#   Sang-A Frontec Co., Ltd.                                  56,705    826,037
#*  Sangbo Corp.                                             203,435    427,106
    Sangsin Brake                                             33,590    206,809
#   SaraminHR Co, Ltd.                                        48,297    811,497
#   Satrec Initiative Co., Ltd.                               23,447    885,398
#   SAVEZONE I&C Corp.                                        92,462    413,908
#*  SBI Investment Korea Co., Ltd.                           257,130    135,647
    SBS Contents Hub Co., Ltd.                                45,751    372,475
    SBS Media Holdings Co., Ltd.                             378,896  1,027,884
#*  SBW                                                      961,371  1,190,195
#*  SDN Co., Ltd.                                            233,470    403,780
    Seah Besteel Corp.                                       108,412  3,375,149
#   SeAH Holdings Corp.                                        4,924    708,664
    SeAH Steel Corp.                                          23,474  2,039,376
#   Sebang Co., Ltd.                                          76,818  1,019,636
    Sebang Global Battery Co., Ltd.                           55,426  1,920,130
    Sebo Manufacturing Engineer Corp.                          6,107     76,184
*   Seegene, Inc.                                             58,471  1,522,630
#   Sejong Industrial Co., Ltd.                               76,315    583,115
*   Sejong Telecom, Inc.                                   1,294,860    841,550
#   Sejoong Co., Ltd.                                         80,478    261,041
#   Sekonix Co., Ltd.                                         73,148  1,041,742
#*  Selvas AI, Inc.                                          111,896    373,840
#   Sempio Co.                                                 6,723    217,800
#   Sempio Foods Co.                                          14,221    490,377
    Semyung Electric Machinery Co., Ltd.                       9,493     42,222
#   Seobu T&D                                                130,204  1,895,250

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Seohan Co., Ltd.                                         650,925 $1,463,880
#   Seohee Construction Co., Ltd.                          1,296,069  1,454,533
#   Seondo Electric Co., Ltd.                                 91,667    261,524
#   Seoul Auction Co., Ltd.                                   86,511    642,044
#*  Seoul Electronics & Telecom                              269,734    371,785
#   Seoul Pharma Co., Ltd.                                    32,908    324,566
#   Seoul Semiconductor Co., Ltd.                            304,747  5,662,092
    Seoulin Bioscience Co., Ltd.                              12,675    129,775
#   Seowon Co., Ltd.                                         169,363    233,940
#   SEOWONINTECH Co., Ltd.                                    81,585    886,127
#   Seoyon Co., Ltd.                                         112,588    991,467
    Seoyon E-Hwa Co., Ltd.                                    27,409    329,505
#*  Sewon Cellontech Co., Ltd.                               372,072    884,466
    Sewon Precision Industry Co., Ltd.                        24,447    360,491
#   SEWOONMEDICAL Co., Ltd.                                  160,214    527,020
#   SFA Engineering Corp.                                     70,098  2,351,530
*   SFA Semicon Co, Ltd.                                     632,106  1,693,463
#*  SFC Co., Ltd.                                            159,821    500,602
#*  SG Corp.                                                 885,778    807,306
#*  SG&G Corp.                                               183,445    626,228
#*  SGA Co., Ltd.                                            635,366    571,020
#   SH Energy & Chemical Co., Ltd.                           739,431    958,723
#*  Shin Poong Pharmaceutical Co., Ltd.                      286,037  1,512,653
#   Shinil Industrial Co., Ltd.                              472,055    782,114
#   Shinsegae Engineering & Construction Co., Ltd.            22,167    640,651
#   Shinsegae Food Co., Ltd.                                  17,956  2,344,346
#   Shinsegae Information & Communication Co., Ltd.            9,260    682,257
#   Shinsegae International, Inc.                             20,914  1,265,416
#*  Shinsung E&G Energy Co., Ltd.                          1,034,116  2,087,693
#*  Shinsung Tongsang Co., Ltd.                              518,762    460,454
#   Shinwha Intertek Corp.                                   229,540    638,414
#*  Shinwon Construction Co., Ltd.                            67,421    416,506
#*  Shinwon Corp.                                            352,571    602,206
#   Shinyoung Securities Co., Ltd.                            28,210  1,489,681
#   SHOWBOX Corp.                                            272,250  1,544,837
#*  Signetics Corp.                                          453,142    560,978
#*  SIGONG TECH Co., Ltd.                                     91,546    551,284
#   Silicon Works Co., Ltd.                                   89,032  2,833,331
#   Silla Co., Ltd.                                           46,643    595,972
#   SIMMTECH Co., Ltd.                                       121,212  1,125,109
#*  SIMMTECH HOLDINGS Co., Ltd.                              126,986    319,007
    SIMPAC, Inc.                                             104,884    434,056
    Sindoh Co., Ltd.                                          33,754  1,738,455
#*  Sinjin SM Co., Ltd.                                        4,208     33,059
#   SJM Co., Ltd.                                             34,349    178,336
#   SK Bioland Co., Ltd.                                      84,103  1,224,740
#   SK D&D Co., Ltd.                                          31,762    972,147
    SK Gas, Ltd.                                              35,074  3,604,142
#*  SK Securities Co., Ltd.                                2,782,738  3,220,858
    SKC Co., Ltd.                                            179,314  5,804,185
#*  SKC Solmics Co., Ltd.                                    212,828    856,214
#   SKCKOLONPI, Inc.                                         102,904  2,505,057
    SL Corp.                                                 104,695  2,080,689

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  SM Culture & Contents Co., Ltd.                          317,682 $  815,919
#*  SM Entertainment Co.                                     134,603  3,559,392
#   SMEC Co., Ltd.                                           172,990    604,081
#*  SNTEK Co., Ltd.                                            5,937     36,541
#*  SNU Precision Co., Ltd.                                  165,332    715,542
#*  Solborn, Inc.                                            125,696    596,299
#*  Solid, Inc.                                              189,405    389,881
#   Songwon Industrial Co., Ltd.                             137,771  2,511,928
#*  Sonokong Co., Ltd.                                       143,503    580,507
#   Soosan Heavy Industries Co., Ltd.                        206,213    269,958
    Soulbrain Co., Ltd.                                       72,830  4,457,234
#*  Spero Global Co., Ltd.                                    74,501    190,209
#   SPG Co., Ltd.                                             94,351    602,629
#   Spigen Korea Co., Ltd.                                    23,483    839,213
    Ssangyong Cement Industrial Co., Ltd.                     42,506    544,696
*   Ssangyong Information & Communication                      9,607     18,124
#   Ssangyong Materials Corp.                                170,937    399,352
*   Ssangyong Motor Co.                                      307,345  1,713,019
#   Suheung Co., Ltd.                                         50,364  1,568,528
#   Sun Kwang Co., Ltd.                                       17,433    284,292
#   Sunchang Corp.                                            58,177    515,374
#*  SundayToz Corp.                                           45,244    733,931
    Sung Bo Chemicals Co., Ltd.                               79,966    476,662
#   Sung Kwang Bend Co., Ltd.                                184,054  1,626,993
#   Sungchang Enterprise Holdings, Ltd.                      459,373  1,186,987
#   Sungdo Engineering & Construction Co., Ltd.               68,804    411,965
#*  Sungshin Cement Co., Ltd.                                135,021    893,172
    Sungwoo Hitech Co., Ltd.                                 294,051  1,875,681
#   Sunjin Co., Ltd.                                          72,766  1,209,302
#*  Suprema HQ, Inc.                                          36,612    238,935
#*  Suprema, Inc.                                             40,485    910,847
#*  Synopex, Inc.                                            508,174    938,857
#   Systems Technology, Inc.                                  75,829  1,217,040
#*  T'way Holdings, Inc.                                     233,560    748,315
    Tae Kyung Industrial Co., Ltd.                            39,841    178,189
    Taekwang Industrial Co., Ltd.                              3,052  3,367,568
#*  Taewoong Co., Ltd.                                       105,571  2,153,990
#*  Taeyoung Engineering & Construction Co., Ltd.            329,900  2,717,481
#*  Taihan Fiberoptics Co., Ltd.                             157,716    532,444
#*  Taihan Textile Co., Ltd.                                   1,058     79,663
#   Tailim Packaging Co., Ltd.                                82,439    189,341
#*  TBH Global Co., Ltd.                                     109,393  1,044,759
#   TechWing, Inc.                                           103,962  1,314,273
    Telechips, Inc.                                            1,235     13,906
#   Tera Semicon Co., Ltd.                                    70,759  2,020,156
#   TES Co., Ltd.                                            107,432  2,862,609
#*  Tesna Co., Ltd.                                           39,259    665,240
#*  Texcell-NetCom Co., Ltd.                                 247,985  2,174,837
#*  Theragen Etex Co., Ltd.                                   42,112    211,028
#*  Thinkware Systems Corp.                                   61,113    625,000
#*  TK Chemical Corp.                                        423,666    839,441
    TK Corp.                                                 133,276  1,144,096
#   TLI, Inc.                                                 23,474    131,268

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   TOBESOFT Co., Ltd.                                        49,031 $  295,316
#   Tokai Carbon Korea Co., Ltd.                              40,094  1,776,791
#   Tong Yang Moolsan Co., Ltd.                              390,652    654,663
    Tongyang pile, Inc.                                        3,387     21,728
#   Tongyang, Inc.                                         1,579,608  3,151,241
#   Tonymoly Co., Ltd.                                        51,277    845,883
#   Top Engineering Co., Ltd.                                 90,393    548,400
    Toptec Co., Ltd.                                         125,202  3,238,811
#   Tovis Co., Ltd.                                          125,844  1,007,360
#*  Trais Co., Ltd.                                           24,456     35,775
    TS Corp.                                                  28,542    671,854
#   UBCare Co., Ltd.                                         189,032    576,041
#   Ubiquoss Holdings, Inc.                                   90,387    518,798
#*  Ubiquoss, Inc.                                            23,646    423,726
#*  Ubivelox, Inc.                                            25,329    255,120
#*  Ugint Co., Ltd.                                        2,776,512    754,659
#   UIL Co., Ltd.                                             72,274    452,964
#   Uju Electronics Co., Ltd.                                 56,741    750,059
    Unid Co., Ltd.                                            42,523  1,939,664
#   Union Semiconductor Equipment & Materials Co., Ltd.      194,553  1,209,104
#   Uniquest Corp.                                           101,877    684,033
#*  Unison Co., Ltd.                                          65,618    264,576
#   UniTest, Inc.                                            136,623  1,450,482
    Value Added Technologies Co., Ltd.                        61,672  1,708,049
#   Very Good Leisure Co., Ltd.                               25,853    251,822
#   Viatron Technologies, Inc.                                82,430  1,619,670
#*  Vidente Co., Ltd.                                         84,403    232,758
#   Vieworks Co., Ltd.                                        58,454  2,559,805
#   Visang Education, Inc.                                    55,126    642,763
#   Vitzrocell Co., Ltd.                                      80,528  1,043,435
#*  W Holding Co., Ltd.                                      499,901    308,061
*   Webzen, Inc.                                             123,650  1,910,609
#*  Welcron Co., Ltd.                                        155,384    438,696
#   WeMade Entertainment Co., Ltd.                            74,933  2,178,467
#   Whanin Pharmaceutical Co., Ltd.                          112,367  1,982,363
#*  WillBes & Co. (The)                                      406,582    758,949
#   Winix, Inc.                                               48,788    477,264
#*  Winnova Co., Ltd.                                        436,462    228,167
#   Wins Co., Ltd.                                            66,258    751,158
#   WiSoL Co., Ltd.                                          143,472  1,818,991
#*  WIZIT Co., Ltd.                                          543,816    505,152
#*  WONIK CUBE Corp.                                          13,011     26,111
#*  Wonik Holdings Co., Ltd.                                 297,990  2,286,386
*   WONIK IPS Co., Ltd.                                      176,725  5,150,935
#*  Wonik Materials Co., Ltd.                                 25,056  1,730,066
#*  Wonik QnC Corp.                                          137,370  1,451,677
    Woojin, Inc.                                               2,070     11,038
#*  Woongjin Co., Ltd.                                       386,451    777,161
#*  Woongjin Energy Co., Ltd.                                138,987    999,709
*   Woongjin Thinkbig Co., Ltd.                              207,737  1,326,739
#*  Woori Investment Bank Co., Ltd.                        2,128,639  1,337,829
#*  Woori Technology, Inc.                                   485,786    230,991
#*  Wooridul Pharmaceutical, Ltd.                            110,993    796,337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
#   Woory Industrial Co., Ltd.                            41,458 $    1,220,710
#   Wooshin Systems Co., Ltd.                             43,414        273,820
#   Woosu AMS Co., Ltd.                                  139,479        361,983
#   WooSung Feed Co., Ltd.                               171,724        471,160
#   Y G-1 Co., Ltd.                                       83,466        868,740
#*  YD Online Corp.                                      176,941        688,916
#*  YeaRimDang Publishing Co., Ltd.                       97,952        847,331
#   Yeong Hwa Metal Co., Ltd.                            195,869        285,031
#   YES24 Co., Ltd.                                       60,891        367,333
    YESCO Co., Ltd.                                       20,109        688,318
#   YG Entertainment, Inc.                                93,654      2,468,014
#*  YG Plus                                               60,153        107,737
#*  YJM Games Co., Ltd.                                  138,432        372,073
    YMC Co., Ltd.                                         51,271        979,921
    Yong Pyong Resort Co., Ltd.                           17,141        188,934
#*  Yonwoo Co., Ltd.                                      30,633        747,070
#   Yoosung Enterprise Co., Ltd.                         145,536        530,513
#   YooSung T&S Co., Ltd.                                106,473        405,343
    Youlchon Chemical Co., Ltd.                           81,952      1,014,300
#   Young Heung Iron & Steel Co., Ltd.                   267,579        345,446
#   Young Poong Precision Corp.                           83,248        698,614
    Youngone Holdings Co., Ltd.                           38,622      1,855,956
#*  YoungWoo DSP Co., Ltd.                                76,045        521,331
    YTN Co., Ltd.                                         73,837        156,361
*   Yuanta Securities Korea Co., Ltd.                    831,278      2,883,010
#   YuHwa Securities Co., Ltd.                            13,060        180,916
*   Yungjin Pharmaceutical Co., Ltd.                      22,517        192,747
#*  Yuyang DNU Co., Ltd.                                 155,941        532,074
#   Zeus Co., Ltd.                                        50,873        777,649
#*  Zungwon En-Sys, Inc.                                  86,136        184,944
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,016,813,349
                                                                 --------------
TAIWAN -- (15.9%)
    104 Corp.                                              8,000         39,622
#   A-DATA Technology Co., Ltd.                        1,519,879      3,871,377
    Ability Enterprise Co., Ltd.                       1,795,293      1,123,805
#   Ability Opto-Electronics Technology Co., Ltd.        194,000        429,927
    AcBel Polytech, Inc.                               3,008,599      2,315,884
    Accton Technology Corp.                            2,071,763      5,519,327
    ACES Electronic Co., Ltd.                            715,000        662,161
    Achem Technology Corp.                             1,616,860        546,265
*   Acme Electronics Corp.                               529,000        172,880
#   Acter Co., Ltd.                                      264,000      1,699,614
*   Action Electronics Co., Ltd.                       1,465,000        370,189
#   Actron Technology Corp.                              474,150      1,677,948
    Addcn Technology Co., Ltd.                            88,299        739,704
#   Adlink Technology, Inc.                              864,031      1,834,960
#   Advanced Ceramic X Corp.                             297,000      3,618,020
*   Advanced Connectek, Inc.                           1,305,000        449,170
    Advanced International Multitech Co., Ltd.           839,000        981,976
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.   225,000        161,633
#   Advanced Optoelectronic Technology, Inc.             581,000        666,396
#   Advanced Wireless Semiconductor Co.                1,025,000      2,322,294

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Advancetek Enterprise Co., Ltd.                          995,779 $  687,441
#*  AGV Products Corp.                                     3,358,433    864,180
#   AimCore Technology Co., Ltd.                             334,589    271,025
*   Airmate Cayman International Co., Ltd.                   109,000    107,120
    Alchip Technologies, Ltd.                                362,000    955,992
#   Alcor Micro Corp.                                        312,000    186,929
#*  ALI Corp.                                              2,195,000  1,492,019
#   All Ring Tech Co., Ltd.                                  440,000    838,678
    Allis Electric Co., Ltd.                                  54,000     18,929
#   Alltek Technology Corp.                                  695,855    594,445
#   Alltop Technology Co., Ltd.                              393,000    973,365
    Alpha Networks, Inc.                                   2,014,386  1,647,219
#   Altek Corp.                                            1,890,945  1,647,832
#   Amazing Microelectronic Corp.                            345,560  1,139,442
    Ambassador Hotel (The)                                 1,657,000  1,281,210
#   AMICCOM Electronics Corp.                                337,000    471,786
#   AMPOC Far-East Co., Ltd.                                 632,444    524,700
#   AmTRAN Technology Co., Ltd.                            5,921,951  3,814,006
#   Anpec Electronics Corp.                                  642,590  1,015,403
#   AP Memory Technology Corp.                               225,000    547,671
#   Apacer Technology, Inc.                                  637,325    855,913
    APAQ Technology Co., Ltd.                                217,000    242,978
    APCB, Inc.                                               865,000    903,588
#   Apex Biotechnology Corp.                                 686,483    788,810
#   Apex International Co., Ltd.                             733,022    623,998
#   Apex Medical Corp.                                       477,500    476,047
#   Apex Science & Engineering                             1,046,132    304,609
#   Apogee Optocom Co., Ltd.                                  78,000    387,721
#   Arcadyan Technology Corp.                              1,033,718  1,610,945
    Ardentec Corp.                                         2,939,274  2,721,737
*   Arima Communications Corp.                               769,644    109,351
#   Asia Optical Co., Inc.                                 1,615,000  3,801,187
#   Asia Plastic Recycling Holding, Ltd.                   1,633,398    749,250
#   Asia Polymer Corp.                                     2,426,806  1,471,424
    Asia Tech Image, Inc.                                    215,000    349,287
#   Asia Vital Components Co., Ltd.                        2,290,058  2,006,798
#   ASMedia Technology, Inc.                                 162,000  2,118,657
#   ASPEED Technology, Inc.                                  157,599  3,652,930
#   ASROCK, Inc.                                             220,000    524,398
    Aten International Co., Ltd.                             628,479  1,627,132
    Audix Corp.                                              614,600    785,302
#   AURAS Technology Co., Ltd.                               424,148  1,165,836
#   Aurona Industries, Inc.                                  418,000    365,153
#   Aurora Corp.                                             720,499  1,400,101
#   Avalue Technology, Inc.                                  276,000    467,819
    Avermedia Technologies                                   906,446    316,684
*   Avision, Inc.                                            437,000     96,594
#   AVY Precision Technology, Inc.                           480,670    853,017
#   Awea Mechantronic Co., Ltd.                              273,210    283,738
#   Axiomtek Co., Ltd.                                       385,000    703,245
    Bank of Kaohsiung Co., Ltd.                            3,022,079  1,025,802
#   Basso Industry Corp.                                     815,900  2,223,552
#   BenQ Materials Corp.                                   1,310,000    715,697

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   BES Engineering Corp.                                 10,877,750 $2,346,291
#*  Bin Chuan Enterprise Co., Ltd.                           494,000    727,755
*   Bionet Corp.                                             132,000    133,311
#   Bionime Corp.                                            180,000    366,387
*   Biostar Microtech International Corp.                  1,089,975    599,833
#   Bioteque Corp.                                           401,308  1,130,223
#   Bizlink Holding, Inc.                                    717,954  5,347,101
#   Boardtek Electronics Corp.                               847,000    765,170
#   Bon Fame Co., Ltd.                                       142,000    456,847
#   Bothhand Enterprise, Inc.                                388,000    767,106
#   Bright Led Electronics Corp.                             786,520    389,260
#*  Browave Corp.                                            460,000    688,508
#   C Sun Manufacturing, Ltd.                                784,221    536,205
    C-Media Electronics, Inc.                                 69,000     56,295
#*  Calin Technology Co., Ltd.                               105,000    134,756
*   Cameo Communications, Inc.                             1,406,818    390,683
#   Capital Futures Corp.                                    564,039    692,040
#   Capital Securities Corp.                              13,512,142  4,443,237
    Career Technology MFG. Co., Ltd.                       2,351,000  1,562,145
#*  Carnival Industrial Corp.                              1,419,000    225,933
#   Casetek Holdings, Ltd.                                 1,032,000  3,259,850
    Cathay Chemical Works                                     30,000     15,205
    Cathay Real Estate Development Co., Ltd.               4,400,700  2,528,181
#   Cayman Engley Industrial Co., Ltd.                       158,000    886,379
#   Celxpert Energy Corp.                                    357,000    304,274
#*  Center Laboratories, Inc.                                979,000  1,915,930
    Central Reinsurance Co., Ltd.                            919,410    449,024
#*  Chain Chon Industrial Co., Ltd.                          773,000    466,862
#   ChainQui Construction Development Co., Ltd.              379,083    239,856
#*  Champion Building Materials Co., Ltd.                  2,163,851    528,985
#   Champion Microelectronic Corp.                           265,922    411,396
    Chang Wah Electromaterials, Inc.                         218,905    997,233
#   Chang Wah Technology Co., Ltd.                            47,000    634,252
#   Channel Well Technology Co., Ltd.                      1,036,000    904,112
#   Chant Sincere Co., Ltd.                                  387,000    473,910
#   Charoen Pokphand Enterprise                            1,319,985  3,013,112
#   Chaun-Choung Technology Corp.                            457,000  1,913,447
#   CHC Healthcare Group                                     409,000    560,152
    CHC Resources Corp.                                      429,348    739,503
#   Chen Full International Co., Ltd.                        646,000  1,124,886
#   Chenbro Micom Co., Ltd.                                  417,000    713,777
#   Cheng Loong Corp.                                      5,698,383  2,991,192
    Cheng Uei Precision Industry Co., Ltd.                 3,100,331  4,205,153
#   Chenming Mold Industry Corp.                             732,437    470,083
#   Chia Chang Co., Ltd.                                     878,000    710,959
#   Chia Hsin Cement Corp.                                 2,268,121    804,032
#   Chian Hsing Forging Industrial Co., Ltd.                 263,000    637,485
    Chicony Power Technology Co., Ltd.                       906,721  1,858,400
#   Chien Kuo Construction Co., Ltd.                       1,568,312    462,881
#   Chilisin Electronics Corp.                               830,458  2,075,164
#   Chime Ball Technology Co., Ltd.                          119,698    260,816
#*  Chimei Materials Technology Corp.                      2,484,900  1,113,655
#   Chin-Poon Industrial Co., Ltd.                         2,503,207  4,941,835

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   China Bills Finance Corp.                              4,384,000 $2,170,444
    China Chemical & Pharmaceutical Co., Ltd.              1,873,000  1,110,613
#   China Ecotek Corp.                                       200,000    274,892
*   China Electric Manufacturing Corp.                     1,404,900    371,597
    China General Plastics Corp.                           2,444,341  2,344,041
    China Glaze Co., Ltd.                                    507,002    199,689
#   China Man-Made Fiber Corp.                             7,685,972  2,264,931
    China Metal Products                                   1,848,603  1,864,113
#*  China Petrochemical Development Corp.                 17,286,000  7,213,619
#   China Steel Chemical Corp.                             1,017,554  3,863,625
#   China Steel Structure Co., Ltd.                          585,000    397,199
    China Synthetic Rubber Corp.                           3,471,573  3,927,649
    China Wire & Cable Co., Ltd.                             716,160    616,129
#   Chinese Maritime Transport, Ltd.                         708,594    638,466
    Chipbond Technology Corp.                              4,218,000  6,947,913
#   ChipMOS TECHNOLOGIES, Inc.                             1,535,000  1,508,650
    ChipMOS TECHNOLOGIES, Inc. ADR                             4,998     97,161
#   Chlitina Holding, Ltd.                                   352,000  1,498,920
#   Chong Hong Construction Co., Ltd.                      1,282,666  3,045,558
#   Chroma ATE, Inc.                                       1,973,821  6,235,776
    Chun YU Works & Co., Ltd.                              1,382,000    649,690
    Chun Yuan Steel                                        2,384,529    904,077
#*  Chung Hung Steel Corp.                                 6,362,979  2,139,327
    Chung Hwa Food Industrial Co., Ltd.                       48,850    105,643
#   Chung Hwa Pulp Corp.                                   3,179,405  1,068,415
    Chung-Hsin Electric & Machinery Manufacturing Corp.    2,921,375  2,050,367
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.          165,000    127,336
*   Chunghwa Picture Tubes, Ltd.                          14,410,000    787,167
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                982,000    780,989
    Cleanaway Co., Ltd.                                      459,000  2,637,379
    Clevo Co.                                              3,236,200  2,892,044
*   CMC Magnetics Corp.                                   15,197,566  1,951,265
#*  Co-Tech Development Corp.                                768,000  1,256,682
    CoAdna Holdings, Inc.                                     44,000     66,553
#   CoAsia Microelectronics Corp.                            803,397    403,237
#   Coland Holdings, Ltd.                                    322,000    427,602
    Collins Co., Ltd.                                        562,431    210,456
#   Compeq Manufacturing Co., Ltd.                         7,469,000  6,885,422
    Compucase Enterprise                                     503,000    781,540
    Concord Securities Co., Ltd.                           3,059,000    667,619
#   Concraft Holding Co., Ltd.                               180,000  1,280,993
#   Continental Holdings Corp.                             3,306,320  1,259,294
#   Contrel Technology Co., Ltd.                             916,000    589,430
#   Coremax Corp.                                            321,000    855,314
    Coretronic Corp.                                       3,091,200  3,910,566
    Cowealth Medical Holding Co., Ltd.                        95,000    126,593
    Coxon Precise Industrial Co., Ltd.                       820,000    755,274
    Creative Sensor, Inc.                                    409,000    296,074
#*  Crown Bioscience International                           135,000    198,374
#*  CSBC Corp. Taiwan                                      3,263,610  1,415,971
#   Cub Elecparts, Inc.                                      332,257  4,128,204
#   CviLux Corp.                                             533,040    570,277
#   CX Technology Co., Ltd.                                  446,000    404,033

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Cyberlink Corp.                                          533,697 $1,121,103
#   CyberPower Systems, Inc.                                 264,000    828,381
#   CyberTAN Technology, Inc.                              2,209,779  1,481,011
#   Cypress Technology Co., Ltd.                             247,000  1,389,637
#   D-Link Corp.                                           5,120,668  1,888,861
#   DA CIN Construction Co., Ltd.                          1,090,711    637,448
#   Da-Li Development Co., Ltd.                            1,069,032    854,916
#   Dadi Early-Childhood Education Group, Ltd.                48,000    279,725
    Dafeng TV, Ltd.                                          454,870    557,374
#*  Danen Technology Corp.                                 2,682,000    571,960
    Darfon Electronics Corp.                               1,769,550  1,502,529
    Darwin Precisions Corp.                                2,467,635  1,037,935
    Davicom Semiconductor, Inc.                              164,888    124,739
    Daxin Materials Corp.                                    280,000    398,684
#   De Licacy Industrial Co.                               1,908,156  1,812,965
#   Delpha Construction Co., Ltd.                            732,931    337,414
    Depo Auto Parts Ind Co., Ltd.                            704,000  1,912,814
#   DFI, Inc.                                                514,524    845,056
    Dimerco Data System Corp.                                 29,000     35,422
#   Dimerco Express Corp.                                    799,000    568,701
#   Dr Wu Skincare Co., Ltd.                                  23,000    125,267
    Draytek Corp.                                            247,000    263,093
#   Dynacolor, Inc.                                          306,000    366,183
*   Dynamic Electronics Co., Ltd.                          1,905,321    747,618
    Dynapack International Technology Corp.                1,064,000  1,380,413
    E Ink Holdings, Inc.                                   5,881,000  6,287,421
#   E-Lead Electronic Co., Ltd.                              507,942    476,926
    E-LIFE MALL Corp.                                        477,000    970,031
*   E-Ton Solar Tech Co., Ltd.                             2,627,209    722,655
*   Eastern Media International Corp.                      4,370,889  1,262,105
#   ECOVE Environment Corp.                                  185,000  1,029,157
    Edimax Technology Co., Ltd.                            1,297,108    440,083
*   Edison Opto Corp.                                        810,000    367,675
#   Edom Technology Co., Ltd.                              1,189,968    642,350
    eGalax_eMPIA Technology, Inc.                            375,131    610,698
*   Egis Technology, Inc.                                     75,000    606,112
#   Elan Microelectronics Corp.                            2,837,715  4,295,679
    Elite Advanced Laser Corp.                               903,024  3,708,226
    Elite Material Co., Ltd.                               1,920,350  9,497,735
#   Elite Semiconductor Memory Technology, Inc.            1,994,200  2,354,690
*   Elitegroup Computer Systems Co., Ltd.                  2,364,254  1,545,196
#   eMemory Technology, Inc.                                 489,000  7,180,773
#   Emerging Display Technologies Corp.                      748,000    231,974
    ENG Electric Co., Ltd.                                 1,161,465    615,359
#   Ennoconn Corp.                                           290,972  4,362,759
#   EnTie Commercial Bank Co., Ltd.                        2,226,603    943,654
#*  Epileds Technologies, Inc.                               171,000    114,893
#*  Epistar Corp.                                          7,432,000  7,104,447
    Eslite Spectrum Corp. (The)                               62,000    303,648
#   Eson Precision Ind. Co., Ltd.                            513,000    802,815
    Eternal Materials Co., Ltd.                            3,995,618  4,495,899
*   Etron Technology, Inc.                                 2,570,000  1,011,519
#   Eurocharm Holdings Co., Ltd.                             201,000    614,460

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Everest Textile Co., Ltd.                              2,625,562 $1,395,958
    Evergreen International Storage & Transport Corp.      3,701,000  1,715,869
    Everlight Chemical Industrial Corp.                    3,387,606  2,002,167
#   Everlight Electronics Co., Ltd.                        2,909,000  4,424,982
#   Everspring Industry Co., Ltd.                            995,000    451,829
#   Excelsior Medical Co., Ltd.                              633,217  1,007,536
#   EZconn Corp.                                             256,000    376,225
    Far Eastern Department Stores, Ltd.                    7,204,000  3,591,042
    Far Eastern International Bank                        16,170,921  5,334,210
#   Faraday Technology Corp.                               1,685,788  2,310,472
*   Farglory F T Z Investment Holding Co., Ltd.              485,000    216,157
    Farglory Land Development Co., Ltd.                    2,082,000  2,606,646
#   Federal Corp.                                          3,264,238  1,536,533
#   Feedback Technology Corp.                                336,000    746,112
#   Feng Hsin Steel Co., Ltd.                              3,177,100  5,440,607
    Fine Blanking & Tool Co., Ltd.                            13,000     18,353
*   First Copper Technology Co., Ltd.                      1,011,000    360,093
#   First Hi-Tec Enterprise Co., Ltd.                        409,205    433,305
#   First Hotel                                              976,967    543,449
    First Insurance Co., Ltd. (The)                        1,197,179    547,086
#*  First Steamship Co., Ltd.                              4,871,424  1,482,438
#   FLEXium Interconnect, Inc.                             2,051,519  9,579,692
#   Flytech Technology Co., Ltd.                             777,309  2,517,729
#   FocalTech Systems Co., Ltd.                            1,923,048  2,511,914
#   Forest Water Environment Engineering Co., Ltd.           308,000    611,090
    Formosa Advanced Technologies Co., Ltd.                1,172,000  1,089,894
#   Formosa International Hotels Corp.                       386,329  2,002,229
#   Formosa Laboratories, Inc.                               503,000  1,335,270
#   Formosa Oilseed Processing Co., Ltd.                     708,567  1,368,775
    Formosa Optical Technology Co., Ltd.                     145,000    344,645
#   Formosan Rubber Group, Inc.                            2,795,501  1,392,491
#   Formosan Union Chemical                                2,151,218  1,420,802
#   Fortune Electric Co., Ltd.                               891,078    511,541
#   Founding Construction & Development Co., Ltd.          1,114,623    583,215
    Foxlink Image Technology Co., Ltd.                       719,000    407,971
#   Foxsemicon Integrated Technology, Inc.                   389,550  2,761,950
    Froch Enterprise Co., Ltd.                             1,216,189    572,124
    FSP Technology, Inc.                                   1,036,427    828,583
#   Fulgent Sun International Holding Co., Ltd.              355,827  1,008,266
#   Fullerton Technology Co., Ltd.                           515,600    408,615
#   Fulltech Fiber Glass Corp.                             2,325,083  1,112,140
#   Fwusow Industry Co., Ltd.                                847,138    502,353
    G Shank Enterprise Co., Ltd.                             896,281    788,575
#*  G Tech Optoelectronics Corp.                             780,354    501,281
#   Gallant Precision Machining Co., Ltd.                  1,099,000    843,250
    Gamania Digital Entertainment Co., Ltd.                  669,000    806,739
#   GCS Holdings, Inc.                                       396,000    845,249
    Gemtek Technology Corp.                                2,257,219  1,959,340
#   General Plastic Industrial Co., Ltd.                     269,553    348,045
    Generalplus Technology, Inc.                             349,000    415,384
*   Genesis Photonics, Inc.                                1,278,917    114,798
#   Genesys Logic, Inc.                                      581,000    711,499
#*  Genius Electronic Optical Co., Ltd.                      485,427  5,553,616

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
*   Genmont Biotech, Inc.                                     48,000 $   33,718
#   Genovate Biotechnology Co., Ltd.                          87,000    107,957
#   GeoVision, Inc.                                          443,931    596,523
    Getac Technology Corp.                                 2,800,360  3,541,869
#   Giantplus Technology Co., Ltd.                         1,585,900    991,465
#   Gigabyte Technology Co., Ltd.                          3,920,800  5,010,251
#   Gigasolar Materials Corp.                                199,880  1,673,595
#*  Gigastorage Corp.                                      2,770,561  1,591,400
#   Ginko International Co., Ltd.                            337,000  3,108,265
#*  Gintech Energy Corp.                                   4,150,561  2,268,069
*   Global Brands Manufacture, Ltd.                        2,093,359    777,160
#   Global Lighting Technologies, Inc.                       622,000    971,908
#   Global Mixed Mode Technology, Inc.                       519,000  1,155,601
#   Global PMX Co., Ltd.                                     265,000  1,508,236
    Global Unichip Corp.                                     638,000  3,643,742
    Globalwafers Co., Ltd.                                   419,048  3,298,897
    Globe Union Industrial Corp.                           1,520,914  1,138,985
    Gloria Material Technology Corp.                       3,820,547  2,549,020
#   Glory Science Co., Ltd.                                  330,296    691,085
*   GlycoNex, Inc.                                           126,000    114,834
*   Gold Circuit Electronics, Ltd.                         2,928,227    988,969
    Golden Friends Corp.                                     163,000    237,156
#*  Goldsun Building Materials Co., Ltd.                   8,833,722  2,746,542
#   Good Will Instrument Co., Ltd.                           237,869    180,276
#   Grand Ocean Retail Group, Ltd.                           364,000    282,220
    Grand Pacific Petrochemical                            6,845,000  4,946,878
#   Grand Plastic Technology Corp.                           125,000    819,138
#   Grape King Bio, Ltd.                                     755,000  4,784,699
    Great China Metal Industry                             1,067,000    899,311
#   Great Taipei Gas Co., Ltd.                             1,698,000  1,397,486
    Great Wall Enterprise Co., Ltd.                        3,872,774  4,201,506
#   Greatek Electronics, Inc.                              2,080,000  3,525,282
#*  Green Energy Technology, Inc.                          2,369,457  1,118,137
#   Green River Holding Co., Ltd.                             95,950    511,850
#   Green Seal Holding, Ltd.                                 374,700  1,097,622
    GTM Holdings Corp.                                       734,000    420,103
#   Hakers Enterprise Co., Ltd.                              127,200    164,099
#   Hannstar Board Corp.                                   2,192,049  1,069,160
#*  HannStar Display Corp.                                21,469,506  6,487,135
*   HannsTouch Solution, Inc.                              3,670,805  1,233,109
#   Hanpin Electron Co., Ltd.                                405,000    519,608
*   Harvatek Corp.                                           941,949    322,505
    Hey Song Corp.                                         2,024,750  2,128,957
    Hi-Clearance, Inc.                                       185,000    568,443
#   HIM International Music, Inc.                            154,000    624,701
    Hiroca Holdings, Ltd.                                    535,448  1,906,726
*   HiTi Digital, Inc.                                     1,013,935    360,862
#   Hitron Technology, Inc.                                1,757,213  1,148,627
*   Ho Tung Chemical Corp.                                 6,007,391  1,647,725
#*  Hocheng Corp.                                          2,223,700    672,374
    Hold-Key Electric Wire & Cable Co., Ltd.                 205,908     57,081
    Holiday Entertainment Co., Ltd.                          513,800    854,495
#   Holtek Semiconductor, Inc.                             1,262,000  2,448,145

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Holy Stone Enterprise Co., Ltd.                        1,344,728 $1,645,702
    Hong Pu Real Estate Development Co., Ltd.              1,808,185  1,398,215
#   Hong TAI Electric Industrial                           1,249,000    408,858
#   Hong YI Fiber Industry Co.                             1,217,652    883,138
*   Horizon Securities Co., Ltd.                           2,760,000    598,378
#   Hota Industrial Manufacturing Co., Ltd.                1,550,932  7,098,341
#   Hotron Precision Electronic Industrial Co., Ltd.         103,000    185,684
#   Hsin Kuang Steel Co., Ltd.                             1,619,443  1,621,589
#   Hsin Yung Chien Co., Ltd.                                240,100    565,313
#   Hsing TA Cement Co.                                      540,900    185,529
    Hu Lane Associate, Inc.                                  594,866  3,546,135
*   HUA ENG Wire & Cable Co., Ltd.                         2,676,565    895,781
    Huaku Development Co., Ltd.                            1,759,816  3,723,584
#   Huang Hsiang Construction Corp.                          754,800    915,967
    Hung Ching Development & Construction Co., Ltd.          730,000    473,044
    Hung Sheng Construction, Ltd.                          3,332,400  2,168,865
    Huxen Corp.                                              301,244    418,283
#   Hwa Fong Rubber Co., Ltd.                              1,625,890    597,798
*   Hwacom Systems, Inc.                                     442,000    168,855
*   I-Chiun Precision Industry Co., Ltd.                     846,313    260,915
#   I-Sheng Electric Wire & Cable Co., Ltd.                  773,000  1,104,297
#   Ibase Technology, Inc.                                   787,073  1,548,440
#*  Ichia Technologies, Inc.                               2,319,000  1,455,118
#   Ideal Bike Corp.                                         862,263    322,602
    IEI Integration Corp.                                  1,355,209  2,072,518
#   Infortrend Technology, Inc.                            1,341,163    670,852
#   Innodisk Corp.                                           382,053  1,294,893
#   Inpaq Technology Co., Ltd.                               546,000    487,838
#   Intai Technology Corp.                                   213,000    736,732
#   Integrated Service Technology, Inc.                      403,178  1,588,300
#   IntelliEPI, Inc.                                         236,000    698,071
#   International Games System Co., Ltd.                     385,000  2,025,028
#   Iron Force Industrial Co., Ltd.                          337,393  1,714,948
    ITE Technology, Inc.                                   1,034,095  1,118,834
    ITEQ Corp.                                             1,437,614  2,187,101
    J Touch Corp.                                             11,000        206
#   Jarllytec Co., Ltd.                                      351,000    702,775
#   Jentech Precision Industrial Co., Ltd.                   422,868  1,074,090
    Jess-Link Products Co., Ltd.                           1,015,900    973,818
#   Jih Sun Financial Holdings Co., Ltd.                   9,827,896  2,307,674
#   Jinan Acetate Chemical Co., Ltd.                          13,000     77,094
#   Jinli Group Holdings, Ltd.                               748,600    911,008
#   Johnson Health Tech Co., Ltd.                            669,257    814,588
#   K Laser Technology, Inc.                                 753,000    378,005
    Kang Na Hsiung Enterprise Co., Ltd.                      333,020    119,057
#   Kaori Heat Treatment Co., Ltd.                           598,197    926,094
    Kaulin Manufacturing Co., Ltd.                           875,330    553,668
#   KEE TAI Properties Co., Ltd.                           2,564,473    849,177
#   Kenmec Mechanical Engineering Co., Ltd.                1,283,000    411,681
#   Kerry TJ Logistics Co., Ltd.                           1,627,000  1,942,609
#   Kindom Construction Corp.                              2,620,000  1,579,253
#   King Chou Marine Technology Co., Ltd.                    454,920    518,752
#   King Yuan Electronics Co., Ltd.                        8,804,979  8,769,241

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    King's Town Bank Co., Ltd.                             4,991,701 $5,158,330
#*  King's Town Construction Co., Ltd.                       921,074    728,988
#   Kingcan Holdings, Ltd.                                   375,273    379,708
#   Kingpak Technology, Inc.                                 196,117  1,256,076
    Kinik Co.                                                858,000  2,210,652
#*  Kinko Optical Co., Ltd.                                  964,000  1,083,210
    Kinpo Electronics                                      8,649,157  3,166,336
#   Kinsus Interconnect Technology Corp.                   1,255,000  3,382,614
#   KMC Kuei Meng International, Inc.                        420,146  2,009,270
#   KS Terminals, Inc.                                       913,482  1,697,681
#   Kung Long Batteries Industrial Co., Ltd.                 462,000  2,363,361
#*  Kung Sing Engineering Corp.                            1,965,000    683,322
#   Kuo Toong International Co., Ltd.                      1,590,511  1,076,908
    Kuoyang Construction Co., Ltd.                         2,979,384  1,376,587
    Kwong Fong Industries Corp.                              934,183    716,090
#   Kwong Lung Enterprise Co., Ltd.                          479,000    714,395
*   KYE Systems Corp.                                      1,763,672    523,528
#   L&K Engineering Co., Ltd.                              1,240,048  1,497,876
#*  LAN FA Textile                                         1,708,933    479,570
#   Land Mark Optoelectronics Corp.                          351,300  4,812,242
#   Lanner Electronics, Inc.                                 689,006    974,867
#   Laser Tek Taiwan Co., Ltd.                               492,504    467,838
#   Laster Tech Corp., Ltd.                                  268,000    707,886
    LCY Chemical Corp.                                       697,383  1,012,007
#   Leader Electronics, Inc.                                 828,000    279,878
    Leadtrend Technology Corp.                               120,086    112,674
*   Lealea Enterprise Co., Ltd.                            5,061,892  1,827,782
#   Ledlink Optics, Inc.                                     326,300    457,803
    Ledtech Electronics Corp.                                351,000    145,321
    LEE CHI Enterprises Co., Ltd.                          1,155,000    395,850
#   Lelon Electronics Corp.                                  512,300    689,152
#   Lemtech Holdings Co., Ltd.                               130,000    934,452
    Leofoo Development Co., Ltd.                           1,810,116    495,028
*   LES Enphants Co., Ltd.                                   727,754    265,016
#*  Lextar Electronics Corp.                               2,699,500  1,573,714
#   Li Cheng Enterprise Co., Ltd.                            433,800  1,217,687
#*  Li Peng Enterprise Co., Ltd.                           4,451,897  1,248,696
#   Lian HWA Food Corp.                                      469,584    556,819
#   Lien Chang Electronic Enter                              476,000    235,019
    Lien Hwa Industrial Corp.                              4,261,115  3,965,348
#   Lingsen Precision Industries, Ltd.                     2,644,506  1,285,954
#   Lion Travel Service Co., Ltd.                             83,000    274,333
    Lite-On Semiconductor Corp.                            1,509,539  1,493,757
#   Long Bon International Co., Ltd.                       2,438,945  1,280,125
#   Long Chen Paper Co., Ltd.                              4,235,722  5,330,878
#   Longwell Co.                                             854,000  1,074,294
    Lotes Co., Ltd.                                          456,778  2,640,977
#   Lu Hai Holding Corp.                                     276,000    519,105
#   Lucky Cement Corp.                                     1,603,000    471,411
#   Lumax International Corp., Ltd.                          697,769  1,231,150
    Lung Yen Life Service Corp.                            1,088,000  2,665,832
#*  LuxNet Corp.                                             479,482    508,947
#   Macauto Industrial Co., Ltd.                             346,000  2,261,653

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Machvision, Inc.                                        212,000 $ 1,234,818
#   Macroblock, Inc.                                        211,000     530,815
#*  Macronix International                               18,837,481  10,270,055
#   Mag Layers Scientific-Technics Co., Ltd.                296,303     662,956
#   Makalot Industrial Co., Ltd.                          1,363,677   6,094,639
#   Marketech International Corp.                           862,000   1,101,001
    Masterlink Securities Corp.                           8,254,728   2,211,435
#   Materials Analysis Technology, Inc.                     216,342     765,449
#   Mayer Steel Pipe Corp.                                  884,567     389,667
    Maywufa Co., Ltd.                                        69,322      31,111
#   Meiloon Industrial Co.                                1,082,809     934,865
    Mercuries & Associates Holding, Ltd.                  2,431,790   1,827,428
*   Mercuries Life Insurance Co., Ltd.                    6,676,760   3,493,555
#   Merry Electronics Co., Ltd.                           1,128,477   9,305,112
*   Microbio Co., Ltd.                                    2,948,607   2,283,777
#   Microelectronics Technology, Inc.                       491,655     596,170
    Microlife Corp.                                         344,600     803,267
#   Mildef Crete, Inc.                                      330,000     616,698
#   MIN AIK Technology Co., Ltd.                          1,324,316   1,333,260
#   Mirle Automation Corp.                                1,333,098   1,765,444
#   Mitac Holdings Corp.                                  4,307,004   5,152,403
#   Mobiletron Electronics Co., Ltd.                        477,800     609,000
#   momo.com, Inc.                                          182,000   1,290,817
*   Mosel Vitelic, Inc.                                     884,201      89,663
#*  Motech Industries, Inc.                               3,057,731   2,458,743
#   MPI Corp.                                               464,000   1,412,566
#   Nak Sealing Technologies Corp.                          387,954   1,063,894
#   Namchow Chemical Industrial Co., Ltd.                 1,306,000   2,794,314
#   Nan Kang Rubber Tire Co., Ltd.                        3,425,952   3,135,329
#   Nan Liu Enterprise Co., Ltd.                            301,000   1,455,657
    Nan Ren Lake Leisure Amusement Co., Ltd.                855,000     227,046
    Nan Ya Printed Circuit Board Corp.                    1,722,000   1,348,550
#   Nang Kuang Pharmaceutical co., Ltd.                     396,000     517,216
#   Nantex Industry Co., Ltd.                             1,959,149   1,444,045
#   National Petroleum Co., Ltd.                            217,824     283,241
#*  Neo Solar Power Corp.                                 6,203,744   2,865,187
#   Netronix, Inc.                                          477,000   1,073,445
    New Asia Construction & Development Corp.               338,835      79,439
    New Best Wire Industrial Co., Ltd.                      133,000     147,734
#   New Era Electronics Co., Ltd.                           312,000     211,769
#*  Newmax Technology Co., Ltd.                             705,009   1,023,683
#   Nexcom International Co., Ltd.                          698,094     682,553
#   Nichidenbo Corp.                                        947,801     862,835
    Nien Hsing Textile Co., Ltd.                          1,838,436   1,373,000
#   Nishoku Technology, Inc.                                328,000     853,795
#   Nuvoton Technology Corp.                                551,000   1,038,508
*   O-TA Precision Industry Co., Ltd.                        42,000      17,939
#*  Ocean Plastics Co., Ltd.                                939,200     821,264
#   On-Bright Electronics, Inc.                             222,600   1,596,167
#   OptoTech Corp.                                        3,846,886   2,074,387
#   Orient Europharma Co., Ltd.                             268,000     611,662
*   Orient Semiconductor Electronics, Ltd.                4,518,000   1,314,697
    Oriental Union Chemical Corp.                         3,865,267   3,594,159

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   P-Duke Technology Co., Ltd.                              291,500 $  608,899
    P-Two Industries, Inc.                                   127,000     80,072
#   Pacific Construction Co.                               1,868,921    650,377
#   Pacific Hospital Supply Co., Ltd.                        397,000  1,012,494
#   Paiho Shih Holdings Corp.                                908,928  1,678,891
    Pan Jit International, Inc.                            2,371,541  1,490,911
#   Pan-International Industrial Corp.                     2,834,747  2,754,997
#   Parade Technologies, Ltd.                                449,401  6,519,557
#   Paragon Technologies Co., Ltd.                           444,246    294,852
#   PChome Online, Inc.                                      680,680  4,776,573
#   PCL Technologies, Inc.                                   155,040    653,836
#   PharmaEngine, Inc.                                       453,582  2,881,266
#   Pharmally International Holding Co., Ltd.                177,000  2,490,553
#*  Phihong Technology Co., Ltd.                           2,298,401    924,667
#   Phoenix Tours International, Inc.                        318,450    360,555
    Pili International Multimedia Co., Ltd.                   47,000    120,726
#   Pixart Imaging, Inc.                                     593,150  1,688,747
#   Planet Technology Corp.                                   94,000    172,688
    Plastron Precision Co., Ltd.                             372,000    275,834
    Plotech Co., Ltd.                                        171,000    117,064
#   Polytronics Technology Corp.                             349,027    672,746
    Portwell, Inc.                                           567,000    919,707
#   Posiflex Technology, Inc.                                324,024  1,792,935
#   Power Quotient International Co., Ltd.                 1,023,600    424,738
    Powertech Industrial Co., Ltd.                            80,000     54,909
    Poya International Co., Ltd.                             289,098  3,689,096
*   President Securities Corp.                             6,313,664  2,927,201
    Primax Electronics, Ltd.                               2,765,000  6,039,186
*   Prime Electronics & Satellitics, Inc.                    667,822    213,105
    Prince Housing & Development Corp.                     8,591,644  3,100,926
#*  Princeton Technology Corp.                             1,099,000    296,133
    Pro Hawk Corp.                                            99,000    462,074
#   Promate Electronic Co., Ltd.                           1,172,000  1,110,127
#   Promise Technology, Inc.                               1,152,286    493,934
#   Prosperity Dielectrics Co., Ltd.                         726,000    572,838
    Qisda Corp.                                            3,794,900  3,001,843
#   QST International Corp.                                  166,000    564,021
#   Qualipoly Chemical Corp.                                 584,713    576,148
#   Quang Viet Enterprise Co., Ltd.                           71,000    402,259
#   Quanta Storage, Inc.                                   1,390,000  1,912,592
    Quintain Steel Co., Ltd.                               1,503,000    441,615
#   Radiant Opto-Electronics Corp.                         3,257,000  7,737,090
*   Radium Life Tech Co., Ltd.                             4,954,100  2,173,875
    Rafael Microelectronics, Inc.                             96,000    665,214
    Rechi Precision Co., Ltd.                              2,127,181  2,230,498
#   Rexon Industrial Corp., Ltd.                              94,392     94,284
    Rich Development Co., Ltd.                             4,361,036  1,400,472
#   RichWave Technology Corp.                                283,000    988,460
#*  Right WAY Industrial Co., Ltd.                           115,000     77,226
#*  Ritek Corp.                                           13,654,860  2,304,470
#*  Rotam Global Agrosciences, Ltd.                          488,268    527,791
#   Ruentex Engineering & Construction Co.                   226,000    291,119
#   Run Long Construction Co., Ltd.                          862,292  1,361,956

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Sagittarius Life Science Corp.                           168,889 $  575,735
    Sampo Corp.                                            3,467,327  1,733,070
#   San Fang Chemical Industry Co., Ltd.                   1,289,647  1,529,104
    San Far Property, Ltd.                                    74,000     29,411
#   San Shing Fastech Corp.                                  750,875  1,263,127
    Sanitar Co., Ltd.                                        116,000    149,249
    Sanyang Motor Co., Ltd.                                3,683,628  2,553,545
#   SCI Pharmtech, Inc.                                      433,395    942,749
#   Scientech Corp.                                          322,000    666,311
#   SDI Corp.                                                891,000  1,876,985
#   Sea Sonic Electronics Co., Ltd.                          143,000    146,261
#   Senao International Co., Ltd.                            707,541  1,359,498
#   Senao Networks, Inc.                                     182,000    816,050
    Sercomm Corp.                                          1,655,000  4,188,561
#   Sesoda Corp.                                           1,157,712  1,088,074
    Shan-Loong Transportation Co., Ltd.                      259,000    291,277
#   Sharehope Medicine Co., Ltd.                             336,000    422,634
    Sheng Yu Steel Co., Ltd.                                 845,980    994,463
    ShenMao Technology, Inc.                                 583,891    559,377
    Shieh Yih Machinery Industry Co., Ltd.                   166,000     72,556
    Shih Her Technologies, Inc.                              284,000    288,233
*   Shih Wei Navigation Co., Ltd.                          1,815,384    531,936
#   Shihlin Electric & Engineering Corp.                   1,714,000  2,260,276
*   Shihlin Paper Corp.                                       35,000     36,393
    Shin Hai Gas Corp.                                         1,245      1,639
#   Shin Zu Shing Co., Ltd.                                1,053,144  3,214,385
#   Shinih Enterprise Co., Ltd.                              128,000     84,190
*   Shining Building Business Co., Ltd.                    2,608,593    885,347
    Shinkong Insurance Co., Ltd.                           1,313,131  1,109,098
    Shinkong Synthetic Fibers Corp.                        9,970,395  3,028,285
    Shinkong Textile Co., Ltd.                               964,542  1,309,914
#   Shiny Chemical Industrial Co., Ltd.                      417,031    896,348
#   ShunSin Technology Holding, Ltd.                         236,000    771,867
#*  Shuttle, Inc.                                          2,436,152    855,237
    Sigurd Microelectronics Corp.                          2,739,974  2,548,699
#*  Silicon Integrated Systems Corp.                       2,673,887    638,541
#   Silitech Technology Corp.                                897,774    574,123
    Simplo Technology Co., Ltd.                            1,803,000  5,727,854
    Sinbon Electronics Co., Ltd.                           1,446,813  3,544,636
    Sincere Navigation Corp.                               2,188,786  1,452,754
#   Single Well Industrial Corp.                             266,528    270,328
#   Sinher Technology, Inc.                                  238,000    418,710
#   Sinmag Equipment Corp.                                   303,436  1,798,150
#   Sino-American Electronic Co., Ltd.                       442,650    721,387
#   Sino-American Silicon Products, Inc.                   3,975,000  7,972,866
#   Sinon Corp.                                            2,623,510  1,294,227
#   Sinphar Pharmaceutical Co., Ltd.                       1,004,938    733,631
#   Sinyi Realty, Inc.                                     1,426,659  1,535,901
#   Sirtec International Co., Ltd.                           873,000  1,291,929
    Sitronix Technology Corp.                                769,879  2,461,865
#   Siward Crystal Technology Co., Ltd.                    1,081,000    739,277
    Soft-World International Corp.                           765,000  2,030,908
#*  Solar Applied Materials Technology Co.                 2,623,581  1,141,423

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  Solartech Energy Corp.                                 2,500,616 $1,159,224
#   Solomon Technology Corp.                                 573,000    352,280
#   Solteam Electronics Co., Ltd.                            443,599    592,954
    Song Shang Electronics Co., Ltd.                         417,000    396,017
#   Sonix Technology Co., Ltd.                             1,108,000  1,206,132
    Southeast Cement Co., Ltd.                             1,053,700    532,340
#   Speed Tech Corp.                                         582,000    809,132
    Spirox Corp.                                              52,824     31,937
#   Sporton International, Inc.                              474,388  2,364,781
#   St Shine Optical Co., Ltd.                               338,000  6,963,532
#   Standard Chemical & Pharmaceutical Co., Ltd.             699,571    778,409
    Stark Technology, Inc.                                   920,860    895,217
#   Sunko INK Co., Ltd.                                      698,000    308,289
#   Sunny Friend Environmental Technology Co., Ltd.          392,000  1,992,227
#   Sunonwealth Electric Machine Industry Co., Ltd.        1,382,487  1,952,478
    Sunplus Technology Co., Ltd.                           3,613,000  1,666,912
    Sunrex Technology Corp.                                1,162,580    783,188
#   Sunspring Metal Corp.                                    842,000  1,147,834
*   Sunty Development Co., Ltd.                               42,000     15,655
#   Supreme Electronics Co., Ltd.                          2,437,508  2,396,589
#   Swancor Holding Co., Ltd.                                558,206  1,585,575
    Sweeten Real Estate Development Co., Ltd.                612,357    278,760
#   Syncmold Enterprise Corp.                              1,072,000  2,318,787
    Synmosa Biopharma Corp.                                   40,000     40,523
#   Sysage Technology Co., Ltd.                              615,484    637,016
#*  Sysgration                                             1,116,000    340,406
#   Systex Corp.                                           1,291,388  2,457,342
    T-Mac Techvest PCB Co., Ltd.                             380,000    146,540
#   T3EX Global Holdings Corp.                               665,117    471,525
    TA Chen Stainless Pipe                                 4,636,521  2,663,915
*   Ta Chong Securities Co., Ltd.                          1,478,000    543,096
    Ta Liang Technology Co., Ltd.                            103,000    160,237
*   Ta Ya Electric Wire & Cable                            3,901,306    863,130
#   Ta Yih Industrial Co., Ltd.                              219,000    600,734
#   TA-I Technology Co., Ltd.                                815,718    667,516
#   Tah Hsin Industrial Corp.                                426,600    358,252
    TAI Roun Products Co., Ltd.                              201,000     67,893
#*  Tai Tung Communication Co., Ltd.                         591,197    481,086
#   Tai-Saw Technology Co., Ltd.                             235,120    156,159
    Taichung Commercial Bank Co., Ltd.                    15,118,681  5,207,672
#   TaiDoc Technology Corp.                                  320,448  1,103,336
    Taiflex Scientific Co., Ltd.                           1,381,340  2,029,347
#   Taimide Tech, Inc.                                       585,250    823,491
#   Tainan Enterprises Co., Ltd.                             886,370    726,503
#   Tainan Spinning Co., Ltd.                              7,659,044  3,346,409
#*  Tainergy Tech Co., Ltd.                                1,760,000    716,924
#*  Taisun Enterprise Co., Ltd.                            2,130,428  1,478,195
#*  Taita Chemical Co., Ltd.                               1,331,951    463,576
#   Taiwan Acceptance Corp.                                  796,480  2,941,311
#   Taiwan Chinsan Electronic Industrial Co., Ltd.           648,000  1,117,603
#   Taiwan Cogeneration Corp.                              2,697,566  2,117,193
#   Taiwan Fire & Marine Insurance Co., Ltd.               1,242,338    783,838
#   Taiwan FU Hsing Industrial Co., Ltd.                   1,070,000  1,307,001

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Taiwan Hon Chuan Enterprise Co., Ltd.                  2,302,468 $4,163,269
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.         1,130,120    638,038
    Taiwan Land Development Corp.                          6,351,991  2,208,730
#   Taiwan Line Tek Electronic                               608,306    511,590
#*  Taiwan Mask Corp.                                      1,244,412    726,749
    Taiwan Navigation Co., Ltd.                            1,187,777    542,838
    Taiwan Optical Platform Co., Ltd.                          9,360     36,894
#   Taiwan Paiho, Ltd.                                     1,991,287  8,307,684
    Taiwan PCB Techvest Co., Ltd.                          1,822,238  1,781,793
#*  Taiwan Prosperity Chemical Corp.                       1,037,000    682,062
*   Taiwan Pulp & Paper Corp.                              2,217,980  1,362,956
#   Taiwan Sakura Corp.                                    1,374,803  1,656,024
    Taiwan Sanyo Electric Co., Ltd.                          401,400    319,708
    Taiwan Semiconductor Co., Ltd.                         1,582,000  2,142,334
#   Taiwan Shin Kong Security Co., Ltd.                    1,702,710  2,139,918
    Taiwan Styrene Monomer                                 3,812,209  2,631,449
    Taiwan Surface Mounting Technology Corp.               1,922,388  1,575,311
    Taiwan TEA Corp.                                       5,074,897  2,722,301
#   Taiwan Union Technology Corp.                          1,548,000  3,330,965
    Taiyen Biotech Co., Ltd.                                 857,883    852,293
#*  Tatung Co., Ltd.                                      15,364,015  6,460,270
#   TCI Co., Ltd.                                            480,993  2,944,824
    Te Chang Construction Co., Ltd.                          393,184    256,670
*   Teapo Electronic Corp.                                   462,000    420,835
    Tehmag Foods Corp.                                       124,800    931,945
    Ten Ren Tea Co., Ltd.                                    164,980    190,650
#   Test Research, Inc.                                    1,217,821  1,451,460
    Test Rite International Co., Ltd.                      2,042,495  1,508,366
#*  Tex-Ray Industrial Co., Ltd.                             803,000    253,091
#   Thinking Electronic Industrial Co., Ltd.                 589,204  1,837,133
#   Thye Ming Industrial Co., Ltd.                         1,153,669  1,503,426
#   Ton Yi Industrial Corp.                                4,526,644  2,173,387
#   Tong Hsing Electronic Industries, Ltd.                 1,018,963  4,216,330
#   Tong Yang Industry Co., Ltd.                           2,743,741  5,093,407
    Tong-Tai Machine & Tool Co., Ltd.                      1,590,892  1,106,287
#   TOPBI International Holdings, Ltd.                       355,405  1,134,758
    Topco Scientific Co., Ltd.                             1,042,463  3,192,882
#   Topco Technologies Corp.                                 144,000    307,083
    Topkey Corp.                                              18,000     59,894
#   Topoint Technology Co., Ltd.                           1,007,776    780,917
#   Toung Loong Textile Manufacturing                        679,000  1,979,547
#*  TPK Holding Co., Ltd.                                  2,101,000  7,054,599
    Trade-Van Information Services Co.                       234,000    218,994
#   TrueLight Corp.                                          550,700    670,325
#   Tsang Yow Industrial Co., Ltd.                           460,000    651,477
    Tsann Kuen Enterprise Co., Ltd.                          305,686    256,575
#   TSC Auto ID Technology Co., Ltd.                         171,700  1,193,299
#*  TSEC Corp.                                             1,675,000    571,212
#   TSRC Corp.                                             4,297,200  4,825,207
#   Ttet Union Corp.                                         300,000    914,045
    TTFB Co., Ltd.                                            68,000    566,770
#   TTY Biopharm Co., Ltd.                                 1,711,979  5,580,975
    Tung Ho Steel Enterprise Corp.                         5,741,000  4,743,344

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Tung Thih Electronic Co., Ltd.                           466,600 $3,313,588
#   TURVO International Co., Ltd.                            369,112  1,240,152
    TXC Corp.                                              2,170,053  3,137,160
    TYC Brother Industrial Co., Ltd.                       1,340,980  1,369,923
*   Tycoons Group Enterprise                               2,628,182    498,392
    Tyntek Corp.                                           1,959,039    846,157
    U-Ming Marine Transport Corp.                          2,416,000  2,511,603
    UDE Corp.                                                438,000    541,162
#   Ultra Chip, Inc.                                         386,000    421,796
    Unimicron Technology Corp.                             9,825,000  6,388,805
#   Union Bank Of Taiwan                                   7,448,149  2,207,653
#*  Union Insurance Co., Ltd.                                467,660    222,178
    Unitech Computer Co., Ltd.                               612,804    359,990
#*  Unitech Printed Circuit Board Corp.                    3,589,370  1,277,783
    United Integrated Services Co., Ltd.                   1,606,439  3,022,231
#   United Orthopedic Corp.                                  516,323  1,191,113
#   United Radiant Technology                                669,000    464,877
#   Unity Opto Technology Co., Ltd.                        2,401,500    902,253
    Univacco Technology, Inc.                                 32,000     18,940
    Universal Cement Corp.                                 2,670,433  1,999,059
#   Universal Microwave Technology, Inc.                     301,000    870,475
*   Unizyx Holding Corp.                                   2,738,430  1,301,356
    UPC Technology Corp.                                   4,951,447  2,329,510
#   Userjoy Technology Co., Ltd.                             185,900    480,165
    USI Corp.                                              5,746,408  2,846,230
#   Usun Technology Co., Ltd.                                463,000    940,553
#   Utechzone Co., Ltd.                                      377,000    676,308
#   Ve Wong Corp.                                            621,696    505,452
*   Via Technologies, Inc.                                   774,000    283,048
#   Victory New Materials, Ltd. Co.                          572,000    983,486
    Viking Tech Corp.                                         57,558     34,688
#   Visual Photonics Epitaxy Co., Ltd.                     1,313,772  3,005,789
    Vivotek, Inc.                                            443,779  1,298,544
    Voltronic Power Technology Corp.                          69,000  1,183,186
#*  Wafer Works Corp.                                      3,191,746  2,168,622
#   Waffer Technology Co., Ltd.                              705,000    433,193
*   Wah Hong Industrial Corp.                                182,021    120,571
    Wah Lee Industrial Corp.                               1,218,000  2,037,182
#   Walsin Technology Corp.                                2,622,834  4,695,724
#   Walton Advanced Engineering, Inc.                      2,069,197    900,110
    WAN HWA Enterprise Co.                                   725,536    337,647
    Waterland Financial Holdings Co., Ltd.                12,827,372  4,065,264
*   Wei Chuan Foods Corp.                                  1,726,000  1,063,294
    Wei Mon Industry Co., Ltd.                             3,075,282     17,192
#   Weikeng Industrial Co., Ltd.                           1,712,980    936,187
#   Well Shin Technology Co., Ltd.                           549,000    904,557
    Wha Yu Industrial Co., Ltd.                              301,000    196,176
#   WinMate Communication, Inc.                              201,000    375,484
#   Winstek Semiconductor Co., Ltd.                          227,000    177,574
    Wintek Corp.                                           5,447,000     61,892
#   Wisdom Marine Lines Co., Ltd.                          2,237,133  2,126,870
#   Wisechip Semiconductor, Inc.                             121,302    544,330
    Wistron NeWeb Corp.                                    1,793,470  5,736,866

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
    Wowprime Corp.                                       445,000 $    2,488,914
    WT Microelectronics Co., Ltd.                      3,041,903      4,505,923
*   WUS Printed Circuit Co., Ltd.                      2,102,000      1,232,240
#   XAC Automation Corp.                                 553,000      1,070,859
    XPEC Entertainment, Inc.                             192,135         31,497
#   Xxentria Technology Materials Corp.                  782,207      1,629,577
    Yageo Corp.                                          178,669        680,427
*   Yang Ming Marine Transport Corp.                   5,358,607      2,385,716
    YC Co., Ltd.                                       2,453,823      1,020,089
#   YC INOX Co., Ltd.                                  2,446,388      2,017,253
#   YCC Parts Manufacturing Co., Ltd.                    204,000        310,942
    Yea Shin International Development Co., Ltd.       1,051,350        487,431
#   Yeong Guan Energy Technology Group Co., Ltd.         661,929      1,793,395
#   YFC-Boneagle Electric Co., Ltd.                      613,000      1,300,751
*   YFY, Inc.                                          8,949,212      3,037,723
    Yi Jinn Industrial Co., Ltd.                       1,532,284        558,297
*   Yieh Phui Enterprise Co., Ltd.                     6,930,668      3,006,006
#   Yonyu Plastics Co., Ltd.                             469,600        488,300
*   Young Fast Optoelectronics Co., Ltd.                 679,872        300,475
#*  Young Optics, Inc.                                   409,111        557,421
    Youngtek Electronics Corp.                           769,666      1,177,668
    Yuanta Futures Co., Ltd.                              65,000         82,233
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     461,869      1,260,204
#   Yungshin Construction & Development Co., Ltd.        648,000        603,002
    YungShin Global Holding Corp.                      1,341,015      1,820,507
#   Yungtay Engineering Co., Ltd.                      2,594,000      4,294,083
    Zeng Hsing Industrial Co., Ltd.                      392,107      1,662,210
    Zenitron Corp.                                     1,313,000        784,973
#   Zero One Technology Co., Ltd.                        573,000        374,799
#   Zig Sheng Industrial Co., Ltd.                     3,408,732      1,026,706
#   Zinwell Corp.                                      2,264,586      2,345,660
#   Zippy Technology Corp.                               869,948      1,037,930
    ZongTai Real Estate Development Co., Ltd.          1,153,277        677,943
                                                                 --------------
TOTAL TAIWAN                                                      1,164,912,437
                                                                 --------------
THAILAND -- (3.0%)
    AAPICO Hitech PCL(B013L48)                           986,440        690,699
    AAPICO Hitech PCL(B013KZ2)                           110,000         77,021
    Advanced Information Technology PCL Class F          414,700        348,943
    Aeon Thana Sinsap Thailand PCL(B01KHN0)              142,500        428,230
    AEON Thana Sinsap Thailand PCL(B01KHP2)               65,900        198,038
*   AJ Advance Technology PCL Class F                  9,170,200        325,180
    AJ Plast PCL                                       1,240,588        499,568
    Amata Corp. PCL                                    3,406,310      1,607,112
    Ananda Development PCL                            10,124,500      1,515,184
    AP Thailand PCL                                   10,765,016      2,490,966
*   Apex Development PCL                                   3,536             47
    Asia Aviation PCL                                 13,800,800      2,633,543
*   Asia Capital Group PCL                               310,800        168,119
    Asia Plus Group Holdings PCL                       8,263,200        908,849
    Asia Sermkij Leasing PCL                             982,600        628,954
    Asian Insulators PCL                              12,731,600         96,147
    Asian Phytoceuticals PCL                             740,215         30,697

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Bangchak Corp. PCL                                     3,383,300 $3,533,114
    Bangkok Airways PCL                                    4,578,800  2,518,054
    Bangkok Aviation Fuel Services PCL                     1,869,746  2,654,892
    Bangkok Chain Hospital PCL                             6,623,637  2,786,679
    Bangkok Insurance PCL                                    180,181  1,878,888
    Bangkok Land PCL                                      48,424,670  2,633,950
    Bangkok Ranch PCL                                      2,977,600    648,734
    Beauty Community PCL                                   9,335,600  3,338,501
    BEC World PCL                                          6,209,200  3,451,992
    Better World Green PCL                                 9,594,000    530,493
    Big Camera Corp. PCL                                  10,000,600  1,129,994
    BJC Heavy Industries PCL Class F                       3,621,900    402,718
    Buriram Sugar PCL Class F                              1,320,000    452,211
    Cal-Comp Electronics Thailand PCL Class F             15,343,944  1,438,646
    Central Plaza Hotel PCL                                1,251,300  1,532,327
    CH Karnchang PCL                                       3,589,500  3,074,264
    Charoong Thai Wire & Cable PCL Class F                   967,100    302,251
    Christiani & Nielsen Thai Class F                      2,930,600    325,852
    Chularat Hospital PCL Class F                         31,764,300  2,462,756
*   CIMB Thai Bank PCL                                     1,809,500     58,184
    CK Power PCL                                          21,430,690  2,138,142
    COL PCL                                                  335,700    511,976
    Com7 PCL Class F                                       3,060,100  1,057,538
*   Country Group Development PCL                         20,499,300    659,151
    Country Group Holdings PCL Class F                     7,918,400    340,280
    CS Loxinfo PCL                                         1,380,600    253,081
*   Demco PCL                                              1,971,100    343,557
    Dhipaya Insurance PCL                                  1,058,900  1,336,493
    Diamond Building Products PCL                            801,500    140,903
    Dusit Thani PCL                                          114,500     41,290
    Dynasty Ceramic PCL                                   21,468,080  2,606,375
*   E for L Aim PCL                                        5,297,900     15,921
    Eastern Polymer Group PCL Class F                      7,688,000  2,495,166
    Eastern Printing PCL                                     795,912    168,623
    Eastern Water Resources Development and Management
      PCL Class F                                          5,072,600  1,951,205
    Energy Earth PCL                                       4,765,400    209,081
    Erawan Group PCL (The)                                 8,927,870  1,435,370
*   Esso Thailand PCL                                      9,987,700  2,956,406
    Forth Corp. PCL                                        2,127,000    469,805
    Forth Smart Service PCL                                1,974,500  1,168,923
    Fortune Parts Industry PCL                             2,704,900    395,048
*   G J Steel PCL                                         10,898,580    137,557
    GFPT PCL                                               3,877,500  2,248,907
    Global Power Synergy PCL Class F                       1,693,200  1,958,986
*   GMM Grammy PCL                                            90,260     29,023
    Golden Land Property Development PCL                   7,193,500  1,599,684
    Grand Canal Land PCL                                   5,552,200    370,408
*   Grande Asset Hotels & Property PCL                       861,875     23,310
    Group Lease PCL                                          132,500     80,830
    Hana Microelectronics PCL                              2,468,496  2,985,800
    ICC International PCL                                    204,600    224,420
    Ichitan Group PCL                                      3,229,200    747,219
*   Inter Far East Energy Corp. Class F                    4,679,700    326,967

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Interlink Communication PCL                            1,050,800 $  435,774
*   International Engineering PCL                         39,494,487      4,510
    Italian-Thai Development PCL                          15,350,427  1,817,519
    Jasmine International PCL                             14,444,500  3,255,563
    Jaymart PCL                                            2,334,395  1,038,242
    JSP Property PCL                                       2,885,000     85,831
    Jubilee Enterprise PCL                                    73,600     40,254
    Kang Yong Electric PCL                                    49,800    793,172
    Karmarts PCL                                           2,917,000    753,871
    Kaset Thai International Sugar Corp. PCL                  93,100     18,745
    KGI Securities Thailand PCL                            6,740,100    806,142
    Khon Kaen Sugar Industry PCL                          13,765,690  1,828,448
    Khonburi Sugar PCL                                       178,500     37,013
    Kiatnakin Bank PCL                                       189,700    380,523
    Krungthai Card PCL                                       752,000  2,254,203
    L.P.N Development PCL                                    136,400     47,548
    Laguna Resorts & Hotels PCL                              197,000    158,363
    Lam Soon Thailand PCL                                    408,300     69,325
    Lanna Resources PCL                                    1,833,750    655,767
    LH Financial Group PCL                                46,399,766  2,468,036
    Loxley PCL                                             7,320,476    725,965
    LPN Development PCL                                    4,061,899  1,415,955
    Major Cineplex Group PCL                               2,766,800  2,556,732
    Malee Group PCL                                          694,400    693,847
    Maybank Kim Eng Securities Thailand PCL                  974,300    647,064
    MBK PCL                                                5,705,900  2,572,040
    MC Group PCL                                           2,117,000  1,100,600
*   MCOT PCL                                               2,324,600    998,957
    MCS Steel PCL                                          1,647,100    727,612
    Mega Lifesciences PCL                                  2,104,200  1,770,547
*   Millcon Steel PCL                                     10,717,800    563,646
    MK Real Estate Development PCL                         1,885,900    210,826
    MK Restaurants Group PCL                                 289,400    530,507
    Modernform Group PCL                                   2,352,200    339,295
    Mono Technology PCL Class F                            8,470,500    890,922
    Muang Thai Insurance PCL                                  61,288    248,640
    Muramoto Electron Thailand PCL                            14,000     95,503
    Namyong Terminal PCL                                   3,342,400    547,416
*   Nation Multimedia Group PCL                           13,009,700    242,394
*   Noble Development PCL                                    654,100    263,397
    PCS Machine Group Holding PCL                            486,800    106,060
    Plan B Media Pcl                                         318,500     53,599
    Platinum Group PCL (The) Class F                       3,545,000    740,395
*   Polyplex Thailand PCL                                  2,578,150    976,205
*   Precious Shipping PCL                                  5,722,600  1,599,332
    Premier Marketing PCL                                  2,529,400    866,532
    President Rice Products PCL                                3,375      6,035
    Property Perfect PCL                                  27,612,100    713,609
    Pruksa Holding PCL                                     1,390,700    957,043
    PTG Energy PCL                                         4,974,400  2,750,558
    Quality Houses PCL                                    32,494,926  2,382,691
    Raimon Land PCL                                       11,010,600    387,132
    Ratchthani Leasing PCL                                 9,187,800  1,546,187

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
*   Regional Container Lines PCL                           3,516,600 $  882,413
*   Rojana Industrial Park PCL                             6,464,511  1,058,753
*   RS PCL                                                 2,885,400  1,196,596
    S 11 Group PCL                                           843,500    219,262
    Saha Pathana Inter-Holding PCL                           680,300    853,531
    Saha-Union PCL                                           743,600    921,777
    Sahaviriya Steel Industries PCL                       87,225,900     24,640
    Samart Corp. PCL                                       3,038,600  1,305,786
*   Samart I-Mobile PCL                                   14,993,100    446,056
    Samart Telcoms PCL                                     1,946,100    771,972
    Sansiri PCL                                           53,583,210  3,349,303
    Sappe PCL                                                346,800    254,291
    SC Asset Corp PCL                                     15,997,215  1,557,585
    Scan Inter PCL Class F                                 3,016,200    451,390
    Siam Future Development PCL                            6,340,773  1,124,234
    Siam Wellness Group PCL                                1,168,200    473,929
    Siamgas & Petrochemicals PCL                           2,924,700  1,335,941
*   Singha Estate PCL                                     18,219,100  2,200,976
    Sino-Thai Engineering & Construction PCL               4,485,500  3,470,967
    SNC Former PCL                                           141,800     60,936
    Somboon Advance Technology PCL                         1,459,237    710,400
    SPCG PCL                                               2,651,200  1,609,371
    Sri Ayudhya Capital PCL                                  233,100    210,148
    Sri Trang Agro-Industry PCL                            4,098,590  1,514,963
    Sriracha Construction PCL                                932,200    607,899
    Srisawad Corp. PCL                                       987,844  1,565,933
    Srithai Superware PCL                                 10,647,500    614,343
*   Stars Microelectronics Thailand PCL                    2,352,400    337,910
    STP & I PCL                                            4,889,364    969,747
    Sub Sri Thai PCL                                         459,030    128,978
    Supalai PCL                                            5,445,533  3,894,751
*   Superblock PCL                                        70,217,000  2,722,039
    Susco PCL                                              1,295,200    136,228
    SVI PCL                                                7,597,600  1,267,161
*   Symphony Communication PCL                               275,275     98,441
    Synnex Thailand PCL                                    1,974,300    765,359
    Syntec Construction PCL                                4,454,200    666,594
    Taokaenoi Food & Marketing PCL                         3,213,980  1,941,340
    Tapaco PCL                                               252,300    166,044
*   Tata Steel Thailand PCL                               25,111,000    656,516
    Thai Agro Energy PCL Class F                             378,870     33,018
*   Thai Airways International PCL(6364971)                  141,400     79,036
*   Thai Airways International PCL(6888868)                5,871,900  3,282,116
    Thai Central Chemical PCL                                276,000    607,546
    Thai Metal Trade PCL                                   1,119,500    470,993
    Thai Nakarin Hospital PCL                                228,700    243,981
    Thai Rayon PCL                                             9,500     11,990
    Thai Reinsurance PCL                                   9,173,400    476,913
    Thai Solar Energy PCL Class F                          2,299,200    342,705
    Thai Stanley Electric PCL Class F                        206,600  1,291,386
    Thai Steel Cable PCL                                       3,400      1,093
    Thai Vegetable Oil PCL                                 2,332,375  2,120,245
    Thai Wacoal PCL                                           78,000    112,512

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Thai Wah PCL Class F                                 2,086,100 $    604,957
    Thai-German Ceramic Industry PCL                     3,827,900      266,877
    Thaicom PCL                                          3,285,000    1,540,006
*   Thaifoods Group PCL Class F                          3,763,100      576,738
    Thaire Life Assurance PCL Class F                    1,341,200      324,453
    Thanachart Capital PCL                               2,160,200    3,099,772
    Thitikorn PCL                                          662,100      230,804
    Thoresen Thai Agencies PCL                           6,056,254    1,546,982
    TICON Industrial Connection PCL Class F              6,311,984    2,655,561
    Tipco Asphalt PCL                                    3,341,400    2,269,338
    TIPCO Foods PCL                                      1,385,582      666,215
    Tisco Financial Group PCL                              193,000      427,742
    TPC Power Holdings Co., Ltd.                            43,700       23,113
    TPI Polene PCL                                      63,832,600    4,335,242
    TRC Construction PCL                                22,425,885      795,232
    TTCL PCL(BWY4Y10)                                      295,800      159,116
    TTCL PCL(B5ML0D8)                                    1,350,871      726,657
    TTW PCL                                             11,977,000    3,923,168
*   U City PCL                                          47,365,600       42,702
    Unique Engineering & Construction PCL                3,254,270    1,760,307
*   United Power of Asia PCL                               500,000        7,363
    Univanich Palm Oil PCL                               1,053,200      221,550
    Univentures PCL                                      6,092,800    1,428,150
    Vanachai Group PCL                                   5,227,959    1,869,569
    VGI Global Media PCL                                16,359,000    2,556,363
    Vibhavadi Medical Center PCL                        41,437,700    3,337,281
    Vinythai PCL                                         3,215,634    2,019,646
    WHA Corp. PCL                                       43,541,900    3,977,803
    Workpoint Entertainment PCL                          1,187,340    2,238,985
                                                                   ------------
TOTAL THAILAND                                                      221,655,063
                                                                   ------------
TURKEY -- (1.7%)
#   Adana Cimento Sanayii TAS Class A                      566,452    1,086,464
#*  Afyon Cimento Sanayi TAS                             1,004,041    2,603,017
    Akcansa Cimento A.S.                                   444,909    1,552,760
#*  Akenerji Elektrik Uretim A.S.                        3,042,841    1,012,212
    Aksa Akrilik Kimya Sanayii A.S.                        775,850    3,072,500
#*  Aksa Enerji Uretim A.S.                              1,268,831    1,493,573
*   Aksigorta A.S.                                         832,551      752,705
#   Alarko Holding A.S.                                  1,233,597    2,008,923
#   Albaraka Turk Katilim Bankasi A.S.                   3,675,518    1,504,957
    Alkim Alkali Kimya A.S.                                 91,146      679,890
    Anadolu Anonim Turk Sigorta Sirketi                  2,035,741    1,648,481
#   Anadolu Cam Sanayii A.S.                             2,600,809    1,774,961
#   Anadolu Hayat Emeklilik A.S.                           902,314    1,705,129
#   AvivaSA Emeklilik ve Hayat A.S. Class A                 29,571      167,626
    Aygaz A.S.                                             557,104    2,552,836
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 420,058    1,528,068
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              409,123      957,017
*   Bera Holding A.S.                                      334,712      240,619
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   1,361,900    1,781,090
#*  Bizim Toptan Satis Magazalari A.S.                     239,974      931,248
#   Bolu Cimento Sanayii A.S.                              487,559      802,231

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.           455,775 $1,159,449
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.              86,027    232,743
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.         474,006    983,669
#   Bursa Cimento Fabrikasi A.S.                             267,764    447,510
#   Celebi Hava Servisi A.S.                                  60,471    481,272
    Cimsa Cimento Sanayi VE Ticaret A.S.                     534,817  2,288,902
#*  Deva Holding A.S.                                        356,487    481,364
#*  Dogan Sirketler Grubu Holding A.S.                     9,685,105  2,286,971
#*  Dogus Otomotiv Servis ve Ticaret A.S.                    484,393  1,321,914
#   Eczacibasi Yatirim Holding Ortakligi A.S.                269,375    790,197
#   EGE Endustri VE Ticaret A.S.                              13,202  1,000,307
#   EGE Seramik Sanayi ve Ticaret A.S.                       274,358    376,558
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                               1,804,201  2,462,623
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.              11,174    230,568
#*  Fenerbahce Futbol A.S.                                    84,211    906,380
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.      196,899    394,618
#   Global Yatirim Holding A.S.                            2,085,182  1,796,289
#*  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.      47,262  1,077,817
#   Goodyear Lastikleri TAS                                  960,540  1,264,409
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.           641,876    613,171
#*  GSD Holding AS                                         3,686,131    776,113
#*  Gubre Fabrikalari TAS                                  1,493,480  2,279,357
    Hektas Ticaret TAS                                       105,221    167,111
#*  Ihlas Holding A.S.                                     8,173,996  1,419,509
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                           319,757  1,006,982
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.    678,189    817,152
*   Is Finansal Kiralama A.S.                              1,096,350    389,665
    Is Yatirim Menkul Degerler A.S. Class A                  220,148    108,949
#*  Izmir Demir Celik Sanayi A.S.                          1,326,884  1,464,037
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                              1,813,246  1,150,159
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                909,737    615,765
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                              7,346,390  4,220,335
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                4,108,655  1,518,835
#   Kartonsan Karton Sanayi ve Ticaret A.S.                   11,353    977,960
#   Konya Cimento Sanayii A.S.                                14,237  1,140,383
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.                                        329,217    799,554
#*  Koza Altin Isletmeleri A.S.                              226,641  2,081,192
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.           831,604  1,158,085
*   Logo Yazilim Sanayi Ve Ticaret A.S.                       35,523    554,611
#   Mardin Cimento Sanayii ve Ticaret A.S.                   379,497    515,785
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.           2,192,298    816,500
*   Migros Ticaret A.S.                                      320,825  2,714,051
#*  NET Holding A.S.                                       1,819,449  1,597,430
*   Net Turizm Ticaret ve Sanayi SA                          235,485    146,582
#*  Netas Telekomunikasyon A.S.                              535,535  2,139,305
    Nuh Cimento Sanayi A.S.                                  385,168  1,160,469
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                    80,887  2,915,057
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.   494,933    533,242
#*  Parsan Makina Parcalari Sanayii A.S.                     126,184    387,720
*   Pegasus Hava Tasimaciligi A.S.                           215,199  1,474,819
    Pinar Entegre Et ve Un Sanayi A.S.                       152,148    431,083
    Pinar SUT Mamulleri Sanayii A.S.                         143,024    610,154
    Polisan Holding A.S.                                      76,276    167,251

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Polyester Sanayi A.S.                                194,574 $      449,745
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                             1,151,722        969,223
#*  Sekerbank TAS                                      3,100,963      1,225,173
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.          1,287,294      1,422,957
    Soda Sanayii A.S.                                  2,928,748      4,744,118
#   Tat Gida Sanayi A.S.                                 747,482      1,542,696
    TAV Havalimanlari Holding A.S.                        40,472        245,280
    Tekfen Holding A.S.                                1,578,912      4,908,951
#*  Teknosa Ic Ve Dis Ticaret A.S.                       238,336        418,173
    Trakya Cam Sanayii A.S.                            4,358,170      4,609,845
#*  Tumosan Motor ve Traktor Sanayi A.S.                 114,411        253,625
#*  Turcas Petrol A.S.                                 1,214,852        760,019
    Turk Traktor ve Ziraat Makineleri A.S.                85,481      1,983,769
    Turkiye Sinai Kalkinma Bankasi A.S.                9,909,435      4,311,600
#*  Vestel Elektronik Sanayi ve Ticaret A.S.             834,662      1,708,227
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.         138,892        509,769
#*  Zorlu Enerji Elektrik Uretim A.S.                  7,974,005      3,333,689
                                                                 --------------
TOTAL TURKEY                                                        122,105,099
                                                                 --------------
TOTAL COMMON STOCKS                                               6,684,008,231
                                                                 --------------
PREFERRED STOCKS -- (1.4%)

BRAZIL -- (1.3%)
    AES Tiete Energia SA                                   7,992          7,150
    Alpargatas SA                                      1,473,274      7,034,826
    Banco ABC Brasil SA                                  776,719      4,077,442
    Banco do Estado do Rio Grande do Sul SA Class B    2,156,445     10,117,142
*   Banco Pan SA                                       1,990,540      1,200,063
*   Banco Pine SA                                        282,703        278,320
*   Centrais Eletricas Santa Catarina                     79,600        513,590
    Cia de Gas de Sao Paulo - COMGAS Class A             230,511      3,489,063
    Cia de Saneamento do Parana                          918,901      3,123,559
    Cia de Transmissao de Energia Eletrica Paulista      390,640      8,768,996
    Cia Energetica de Minas Gerais                     5,599,929     15,300,205
    Cia Energetica de Sao Paulo Class B                1,692,700      8,467,978
    Cia Energetica do Ceara Class A                      112,339      1,734,611
    Cia Ferro Ligas da Bahia - FERBASA                   445,049      1,741,177
    Cia Paranaense de Energia                            857,600      7,125,697
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                           897,199      4,111,461
    Eucatex SA Industria e Comercio                      160,378        144,519
*   Gol Linhas Aereas Inteligentes SA                    302,148        867,197
    Grazziotin SA                                          2,100         16,378
    Marcopolo SA                                       4,890,253      5,112,391
    Randon SA Implementos e Participacoes              1,954,557      3,340,802
    Suzano Papel e Celulose SA Class A                   389,391      1,750,689
    Unipar Carbocloro SA Class B                         276,095        806,588
*   Usinas Siderurgicas de Minas Gerais SA Class A     4,124,699      6,838,454
                                                                 --------------
TOTAL BRAZIL                                                         95,968,298
                                                                 --------------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                         360,527        884,964

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES       VALUE++
                                                    -------------- ------------
CHILE -- (Continued)
    Embotelladora Andina SA Class B                        825,697 $  3,761,312
                                                                   ------------
TOTAL CHILE                                                           4,646,276
                                                                   ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                  2,637,267    2,331,571
    Banco Davivienda SA                                      8,209       93,192
                                                                   ------------
TOTAL COLOMBIA                                                        2,424,763
                                                                   ------------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                      620,778      128,314
                                                                   ------------
TOTAL PREFERRED STOCKS                                              103,167,651
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                     28,441       27,325
*   Brasil Brokers Participacoes SA Rights 07/31/17        672,607        2,157
*   Iochpe Maxion SA Warrants 06/03/19                      30,274       66,016
                                                                   ------------
TOTAL BRAZIL                                                             95,498
                                                                   ------------
CHILE -- (0.0%)
*   Grupo Security SA Rights 08/24/17                      412,639       16,193
                                                                   ------------
INDIA -- (0.0%)
*   Intellect Design Arena, Ltd. Rights 08/09/17            61,464       23,138
                                                                   ------------
INDONESIA -- (0.0%)
*   Bumi Resources Tbk PT Rights 07/21/17           20,073,356,101           --
                                                                   ------------
MALAYSIA -- (0.0%)
*   Borneo Oil Bhd Warrants 05/29/27                       555,999        5,844
    Daibochi Plastic & Packaging Industry Bhd
*     Warrants 06/19/22                                     11,088        1,347
                                                                   ------------
TOTAL MALAYSIA                                                            7,191
                                                                   ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                846,548           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Iljin Materials Co., Ltd. Rights 08/30/17               16,994      119,970
*   Sejong Telecom, Inc. Rights 08/03/17                 1,228,781      126,277
    Ssangyong Cement Industrial Co., Ltd. Rights
*     08/21/17                                               2,909        2,729
                                                                   ------------
TOTAL SOUTH KOREA                                                       248,976
                                                                   ------------
TAIWAN -- (0.0%)
*   Long Chen Paper Co., Ltd. Rights 08/14/17               73,287       10,922
                                                                   ------------
THAILAND -- (0.0%)
*   Jay Mart PCL Warrants 06/05/19                         236,402       26,144
*   MILL W4 Warrants 07/11/22                              968,960           --
*   RS PCL Warrants 05/23/20                               673,000      123,369

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
THAILAND -- (Continued)
*     Vibhavadi Medical Center PCL Warrants 06/14/22   3,251,085 $           --
                                                                 --------------
TOTAL THAILAND                                                          149,513
                                                                 --------------
TURKEY -- (0.0%)
*     Boyner Perakende Ve Tekstil Yatirimlari A.S.
        Rights 09/11/17                                   92,388        785,439
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                 1,336,870
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,788,512,752
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund                  47,794,099    553,073,309
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,397,942,159)^^            $7,341,586,061
                                                                 ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Argentina.............. $            1             --   --    $            1
   Brazil.................    519,351,198             --   --       519,351,198
   Chile..................    113,620,210             --   --       113,620,210
   China..................     83,941,541 $1,082,169,300   --     1,166,110,841
   Colombia...............     13,129,624             --   --        13,129,624
   Greece.................             --     25,688,518   --        25,688,518
   Hong Kong..............             --      2,556,103   --         2,556,103
   Hungary................             --      7,815,260   --         7,815,260
   India..................        362,816    995,322,598   --       995,685,414
   Indonesia..............      1,355,852    203,307,046   --       204,662,898
   Malaysia...............      6,084,322    257,187,952   --       263,272,274
   Mexico.................    182,489,049             --   --       182,489,049
   Philippines............             --     97,522,900   --        97,522,900
   Poland.................             --    113,860,903   --       113,860,903
   South Africa...........      5,632,266    447,124,824   --       452,757,090
   South Korea............      6,320,589  1,010,492,760   --     1,016,813,349
   Taiwan.................         97,161  1,164,815,276   --     1,164,912,437
   Thailand...............    220,668,538        986,525   --       221,655,063
   Turkey.................        240,619    121,864,480   --       122,105,099
Preferred Stocks
   Brazil.................     95,968,298             --   --        95,968,298
   Chile..................      4,646,276             --   --         4,646,276
   Colombia...............      2,424,763             --   --         2,424,763
   India..................        128,314             --   --           128,314
Rights/Warrants
   Brazil.................             --         95,498   --            95,498
   Chile..................             --         16,193   --            16,193
   India..................             --         23,138   --            23,138
   Malaysia...............             --          7,191   --             7,191
   South Korea............             --        248,976   --           248,976
   Taiwan.................             --         10,922   --            10,922
   Thailand...............             --        149,513   --           149,513
   Turkey.................             --        785,439   --           785,439
Securities Lending
  Collateral..............             --    553,073,309   --       553,073,309
Futures Contracts**.......      2,016,835             --   --         2,016,835
                           -------------- --------------   --    --------------
TOTAL..................... $1,258,478,272 $6,085,124,624   --    $7,343,602,896
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                        SHARES      VALUE+
                                                       --------- ------------
COMMON STOCKS -- (97.5%)

Consumer Discretionary -- (15.9%)
*   1-800-Flowers.com, Inc. Class A                       44,330 $    427,784
#   Aaron's, Inc.                                         58,430    2,704,140
#   Adient P.L.C.                                         22,979    1,504,435
#   Adtalem Global Education, Inc.                        35,557    1,155,602
*   Ascent Capital Group, Inc. Class A                     8,450      142,805
#   Autoliv, Inc.                                          9,404    1,019,300
#*  AV Homes, Inc.                                         3,852       61,825
#*  Ballantyne Strong, Inc.                                9,030       61,404
*   Barnes & Noble Education, Inc.                         7,710       55,743
    Barnes & Noble, Inc.                                  55,600      453,140
    Bassett Furniture Industries, Inc.                     2,900      107,880
#   Beasley Broadcast Group, Inc. Class A                  9,471       99,446
*   Beazer Homes USA, Inc.                                 4,326       57,363
*   Belmond, Ltd. Class A                                 75,198      981,334
#   Best Buy Co., Inc.                                   197,800   11,539,652
#   Big 5 Sporting Goods Corp.                            16,901      181,686
*   Biglari Holdings, Inc.                                     8        2,995
*   BJ's Restaurants, Inc.                                16,658      588,027
#   Bob Evans Farms, Inc.                                 32,778    2,267,582
#*  Build-A-Bear Workshop, Inc.                           25,874      248,390
*   Cabela's, Inc.                                        53,051    3,022,846
    Caleres, Inc.                                         74,697    2,037,734
    Callaway Golf Co.                                     38,543      490,652
*   Cambium Learning Group, Inc.                          37,733      185,646
    Canterbury Park Holding Corp.                          2,755       31,958
    Carnival Corp.                                       489,649   32,698,760
#   Carriage Services, Inc.                               20,916      510,141
*   Cavco Industries, Inc.                                 7,600      991,040
#   CBS Corp. Class A                                     20,437    1,350,681
*   Charter Communications, Inc. Class A                 339,394  133,011,903
#*  Christopher & Banks Corp.                             44,704       63,033
#   Churchill Downs, Inc.                                  7,682    1,436,918
    Citi Trends, Inc.                                      3,415       75,642
#   Columbia Sportswear Co.                                8,634      523,048
    Comcast Corp. Class A                              7,221,594  292,113,477
#*  Conn's, Inc.                                          25,450      544,630
#   Core-Mark Holding Co., Inc.                           96,236    3,528,974
    CSS Industries, Inc.                                  10,465      280,148
    Culp, Inc.                                            10,036      301,080
*   Delta Apparel, Inc.                                    7,532      158,398
*   Destination Maternity Corp.                              200          306
#   Dillard's, Inc. Class A                              120,300    8,880,546
*   Discovery Communications, Inc. Class B                 3,762      101,856
*   Discovery Communications, Inc. Class C                 3,762       87,015
*   Dixie Group, Inc. (The)                               11,800       50,150
*   Dorman Products, Inc.                                  9,311      727,003
    Dover Motorsports, Inc.                               15,098       30,951
    DR Horton, Inc.                                      208,125    7,427,981
#   Educational Development Corp.                          1,679       17,126
#*  Eldorado Resorts, Inc.                                18,512      377,645
#   Escalade, Inc.                                           277        3,421

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES     VALUE+
                                                       --------- -----------
Consumer Discretionary -- (Continued)
#*  EW Scripps Co. (The) Class A                          81,265 $ 1,596,857
#   Finish Line, Inc. (The) Class A                       38,600     531,136
    Flanigan's Enterprises, Inc.                             865      23,182
    Flexsteel Industries, Inc.                             2,068     115,767
    Ford Motor Co.                                     2,831,174  31,765,772
#   Fred's, Inc. Class A                                  47,275     320,052
#*  FTD Cos., Inc.                                        17,602     345,879
#*  G-III Apparel Group, Ltd.                             22,788     593,172
#   GameStop Corp. Class A                               104,752   2,272,071
    Gaming Partners International Corp.                      500       5,320
#   Gannett Co., Inc.                                     59,819     536,576
    General Motors Co.                                 1,095,598  39,419,616
#*  Genesco, Inc.                                         11,856     380,578
    Graham Holdings Co. Class B                            5,780   3,424,072
#*  Gray Television, Inc.                                 46,874     698,423
#   Group 1 Automotive, Inc.                              57,936   3,450,089
#   Guess?, Inc.                                          59,800     780,988
    Haverty Furniture Cos., Inc.                          33,479     744,908
*   Helen of Troy, Ltd.                                   61,653   6,211,540
    Hooker Furniture Corp.                                14,814     625,151
#*  Hyatt Hotels Corp. Class A                            14,601     811,378
*   Iconix Brand Group, Inc.                              41,336     275,711
    International Speedway Corp. Class A                  24,844     889,415
*   J Alexander's Holdings, Inc.                           2,666      28,126
#*  JAKKS Pacific, Inc.                                   13,103      43,240
#*  JC Penney Co., Inc.                                   85,215     461,013
    Johnson Outdoors, Inc. Class A                        15,588     787,506
#   KB Home                                               30,800     705,936
#   Kohl's Corp.                                          14,353     593,497
    La-Z-Boy, Inc.                                        56,332   1,904,022
*   Lakeland Industries, Inc.                              9,887     148,799
#*  Lands' End, Inc.                                      19,415     262,103
    Lennar Corp. Class A                                 224,100  11,751,804
    Lennar Corp. Class B                                   7,868     349,890
*   Liberty Broadband Corp. Class A                       24,095   2,383,477
*   Liberty Broadband Corp. Class B                        1,905     190,500
#*  Liberty Broadband Corp. Class C                       67,601   6,704,667
*   Liberty Expedia Holdings, Inc. Class A                80,904   4,615,573
#*  Liberty Expedia Holdings, Inc. Class B                 3,457     199,348
#*  Liberty Interactive Corp., QVC Group Class A         815,470  19,522,352
#*  Liberty Interactive Corp., QVC Group Class B          35,706     885,687
#*  Liberty Media Corp.-Liberty Braves Class A             9,638     243,263
#*  Liberty Media Corp.-Liberty Braves Class B               762      21,062
#*  Liberty Media Corp.-Liberty Braves Class C            20,801     524,809
#*  Liberty Media Corp.-Liberty Formula One Class A       17,043     575,201
*   Liberty Media Corp.-Liberty Formula One Class C       44,409   1,561,865
*   Liberty Media Corp.-Liberty SiriusXM Class A          96,383   4,446,148
*   Liberty Media Corp.-Liberty SiriusXM Class B           7,622     357,739
*   Liberty Media Corp.-Liberty SiriusXM Class C         208,010   9,568,460
*   Liberty TripAdvisor Holdings, Inc. Class A            76,802     902,423
*   Liberty TripAdvisor Holdings, Inc. Class B             3,570      46,767
*   Liberty Ventures Series A                            121,356   7,351,746
#*  Liberty Ventures Series B                              5,186     331,411

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
           Lifetime Brands, Inc.                             16,431 $   311,367
#          Lions Gate Entertainment Corp. Class A             4,691     137,915
#*         Lions Gate Entertainment Corp. Class B                 1          28
#          Lithia Motors, Inc. Class A                       34,933   3,606,832
*          Luby's, Inc.                                      32,226      92,489
#*         M/I Homes, Inc.                                   37,930     983,904
#*         Madison Square Garden Co. (The) Class A            9,852   2,164,681
           Marcus Corp. (The)                                18,899     514,053
#*         MarineMax, Inc.                                   29,164     436,002
#          Marriott Vacations Worldwide Corp.                 2,531     295,747
(degrees)  Media General, Inc.                               25,196      50,896
#          Meredith Corp.                                    32,676   1,942,588
#*         Meritage Homes Corp.                              28,156   1,147,357
#          MGM Resorts International                        227,871   7,503,792
*          Modine Manufacturing Co.                          14,650     238,063
*          Mohawk Industries, Inc.                           98,740  24,585,273
*          Monarch Casino & Resort, Inc.                      1,103      36,498
#*         Motorcar Parts of America, Inc.                   13,074     365,680
#          Movado Group, Inc.                                21,998     541,151
#*         MSG Networks, Inc. Class A                        29,558     632,541
#*         Murphy USA, Inc.                                  30,778   2,330,818
#          NACCO Industries, Inc. Class A                     6,832     448,179
           Newell Brands, Inc.                              209,562  11,048,109
           News Corp. Class A                               402,247   5,756,155
           News Corp. Class B                                99,903   1,468,574
#          Nexstar Media Group, Inc. Class A                  3,146     205,748
#          Office Depot, Inc.                               181,609   1,066,045
#*         Overstock.com, Inc.                               20,830     333,280
#          Penske Automotive Group, Inc.                     43,845   1,909,011
*          Perry Ellis International, Inc.                   15,092     296,407
           PulteGroup, Inc.                                 143,221   3,497,457
           PVH Corp.                                         31,964   3,812,986
#          RCI Hospitality Holdings, Inc.                    12,026     272,870
#*         Red Robin Gourmet Burgers, Inc.                   31,175   1,864,265
*          Regis Corp.                                       44,912     472,923
#          Rent-A-Center, Inc.                               58,311     770,871
           Rocky Brands, Inc.                                 8,729     121,770
           Royal Caribbean Cruises, Ltd.                    322,500  36,465,075
#*         Ruby Tuesday, Inc.                                17,500      35,350
           Saga Communications, Inc. Class A                  8,693     337,723
           Salem Media Group, Inc.                           10,922      78,092
           Scholastic Corp.                                  30,900   1,280,187
#*         Sequential Brands Group, Inc.                         70         225
*          Shiloh Industries, Inc.                           15,461     114,721
#          Shoe Carnival, Inc.                               32,650     596,189
#          Sonic Automotive, Inc. Class A                    17,000     308,550
           Speedway Motorsports, Inc.                        14,935     317,518
           Standard Motor Products, Inc.                     37,342   1,881,290
           Staples, Inc.                                    426,509   4,329,066
*          Stoneridge, Inc.                                  19,361     295,449
           Strattec Security Corp.                            5,224     185,452
           Superior Industries International, Inc.           23,275     455,026

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES       VALUE+
                                                     --------- --------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.                        17,956 $      400,957
*   Tandy Leather Factory, Inc.                          9,974         88,270
#   TEGNA, Inc.                                        119,639      1,774,246
    Time Warner, Inc.                                1,534,860    157,200,361
    Time, Inc.                                         191,857      2,695,591
    Toll Brothers, Inc.                                179,799      6,938,443
#*  Tuesday Morning Corp.                               60,500        111,925
#   Twenty-First Century Fox, Inc. Class A           1,287,383     37,462,845
    Twenty-First Century Fox, Inc. Class B             550,972     15,807,387
*   UCP, Inc. Class A                                    7,837         87,383
*   Unifi, Inc.                                         41,401      1,356,297
#*  Universal Electronics, Inc.                          3,206        219,451
#*  Vista Outdoor, Inc.                                 69,826      1,612,282
*   VOXX International Corp.                             3,750         25,125
    Walt Disney Co. (The)                               26,220      2,882,365
    West Marine, Inc.                                   24,859        320,433
#   Whirlpool Corp.                                     30,049      5,345,116
*   William Lyon Homes Class A                          23,600        533,596
                                                               --------------
Total Consumer Discretionary                                    1,050,811,640
                                                               --------------
Consumer Staples -- (8.1%)
#   Alico, Inc.                                            960         28,992
#*  Alliance One International, Inc.                     3,508         53,322
    Andersons, Inc. (The)                               23,660        815,087
    Archer-Daniels-Midland Co.                         813,476     34,312,418
#   British American Tobacco P.L.C. Sponsored ADR       99,034      6,191,587
#   Bunge, Ltd.                                        121,368      9,514,038
#*  CCA Industries, Inc.                                 8,323         29,547
*   Central Garden & Pet Co.                            25,184        805,888
*   Central Garden & Pet Co. Class A                    48,121      1,480,202
    Constellation Brands, Inc. Class B                  12,615      2,473,549
#*  Craft Brew Alliance, Inc.                            9,754        170,695
    CVS Health Corp.                                 1,510,745    120,753,848
#   Fresh Del Monte Produce, Inc.                       39,437      2,029,822
#*  Hain Celestial Group, Inc. (The)                    87,292      3,902,825
    Ingles Markets, Inc. Class A                        11,437        337,391
    Ingredion, Inc.                                     62,117      7,660,268
    JM Smucker Co. (The)                               108,204     13,190,068
#   John B. Sanfilippo & Son, Inc.                      10,428        670,729
    Kraft Heinz Co. (The)                              176,768     15,460,129
*   Landec Corp.                                        37,056        455,789
    Mannatech, Inc.                                        717         11,651
#   Molson Coors Brewing Co. Class A                     1,908        176,576
    Molson Coors Brewing Co. Class B                   186,550     16,599,219
    Mondelez International, Inc. Class A             2,081,099     91,609,978
    Nutraceutical International Corp.                   14,615        610,907
    Oil-Dri Corp. of America                             5,047        208,744
#   Omega Protein Corp.                                 25,852        413,632
#*  Post Holdings, Inc.                                 50,201      4,176,723
#   Sanderson Farms, Inc.                               16,100      2,105,075
    Seaboard Corp.                                       1,812      7,746,300
*   Seneca Foods Corp. Class A                           6,301        180,839
*   Seneca Foods Corp. Class B                             300          9,270

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Staples -- (Continued)
#   Snyder's-Lance, Inc.                                  32,153 $  1,118,603
    SpartanNash Co.                                       34,281      950,955
#*  TreeHouse Foods, Inc.                                 24,190    2,052,038
    Tyson Foods, Inc. Class A                            405,030   25,662,701
#   Universal Corp.                                       22,290    1,425,445
    Wal-Mart Stores, Inc.                              1,266,497  101,307,095
    Walgreens Boots Alliance, Inc.                       725,538   58,529,150
#   Weis Markets, Inc.                                    11,602      548,891
                                                                 ------------
Total Consumer Staples                                            535,779,986
                                                                 ------------
Energy -- (11.4%)
    Adams Resources & Energy, Inc.                         6,004      228,092
    Anadarko Petroleum Corp.                             258,932   11,825,424
    Andeavor                                             185,538   18,466,597
#   Apache Corp.                                          15,708      777,232
    Archrock, Inc.                                        69,200      757,740
    Baker Hughes a GE Co.                                127,976    4,721,035
*   Barnwell Industries, Inc.                              7,870       14,717
#   Bristow Group, Inc.                                   32,315      238,162
#*  Callon Petroleum Co.                                  13,214      149,582
    Chevron Corp.                                      1,102,451  120,376,625
*   Cloud Peak Energy, Inc.                               33,115      114,578
    ConocoPhillips                                     1,489,306   67,569,813
*   Dawson Geophysical Co.                                29,011      116,334
#   Delek US Holdings, Inc.                               69,131    1,805,010
    EOG Resources, Inc.                                    8,874      844,272
#*  Era Group, Inc.                                       24,458      214,252
*   Exterran Corp.                                        34,600      958,074
    Exxon Mobil Corp.                                  2,897,173  231,889,727
    Green Plains, Inc.                                    26,534      524,047
    Gulf Island Fabrication, Inc.                         15,018      171,205
*   Helix Energy Solutions Group, Inc.                   103,010      673,685
#   Helmerich & Payne, Inc.                               95,808    4,849,801
#   Hess Corp.                                           165,152    7,355,870
#   HollyFrontier Corp.                                   32,210      928,936
#*  Hornbeck Offshore Services, Inc.                       6,900       17,388
*   International Seaways, Inc.                               12          274
    Kinder Morgan, Inc.                                  894,983   18,284,503
#   Marathon Oil Corp.                                   467,019    5,711,642
    Marathon Petroleum Corp.                             903,936   50,611,377
*   Matrix Service Co.                                    15,423      159,628
#   Murphy Oil Corp.                                     108,993    2,897,034
#   Nabors Industries, Ltd.                              181,974    1,403,020
#   National Oilwell Varco, Inc.                         213,118    6,971,090
*   Natural Gas Services Group, Inc.                      15,026      374,899
#*  Newpark Resources, Inc.                               85,815      716,555
    Noble Energy, Inc.                                   133,794    3,867,985
    Occidental Petroleum Corp.                           210,493   13,035,831
#*  Parker Drilling Co.                                  103,773      124,528
    Patterson-UTI Energy, Inc.                           152,325    2,945,966
#*  PDC Energy, Inc.                                      24,103    1,136,697
*   PHI, Inc. Non-Voting                                  13,870      134,539
*   PHI, Inc. Voting                                       1,099       10,386

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
    Phillips 66                                          775,455 $ 64,944,356
*   Pioneer Energy Services Corp.                         74,262      163,376
    Pioneer Natural Resources Co.                         88,400   14,418,040
*   QEP Resources, Inc.                                   33,043      283,179
#*  Renewable Energy Group, Inc.                           2,882       36,025
#*  REX American Resources Corp.                           4,050      404,919
#*  Rowan Cos. P.L.C. Class A                            118,378    1,381,471
    Schlumberger, Ltd.                                   603,242   41,382,401
#*  SEACOR Holdings, Inc.                                 16,104      548,985
#*  SEACOR Marine Holdings, Inc.                          20,581      300,071
#   SemGroup Corp. Class A                                 4,727      127,865
#   Ship Finance International, Ltd.                      12,481      169,742
#*  Superior Energy Services, Inc.                        75,686      814,381
#*  Tesco Corp.                                            3,745       17,227
#*  Unit Corp.                                            52,140      937,477
    Valero Energy Corp.                                  605,899   41,788,854
#*  Whiting Petroleum Corp.                               16,007       84,037
    Williams Cos., Inc. (The)                            178,361    5,668,313
                                                                 ------------
Total Energy                                                      757,444,871
                                                                 ------------
Financials -- (22.6%)
#   1st Source Corp.                                      45,305    2,224,476
    Aflac, Inc.                                          168,611   13,446,727
*   Alleghany Corp.                                        3,115    1,910,554
    Allstate Corp. (The)                                 211,174   19,216,834
#   American Equity Investment Life Holding Co.           88,700    2,375,386
    American Financial Group, Inc.                       173,596   17,602,634
    American International Group, Inc.                   838,781   54,898,217
    American National Insurance Co.                       23,302    2,772,938
    AmeriServ Financial, Inc.                             33,075      130,646
*   Arch Capital Group, Ltd.                               3,094      300,922
    Argo Group International Holdings, Ltd.               51,636    3,095,578
    Aspen Insurance Holdings, Ltd.                       102,623    5,008,002
    Associated Banc-Corp                                  31,434      752,844
    Assurant, Inc.                                        65,820    6,928,871
    Assured Guaranty, Ltd.                               122,989    5,535,735
*   Asta Funding, Inc.                                       885        6,483
    Astoria Financial Corp.                               19,344      390,362
*   Atlanticus Holdings Corp.                             14,067       34,746
    Axis Capital Holdings, Ltd.                            8,510      549,576
#   Baldwin & Lyons, Inc. Class A                            300        6,990
    Baldwin & Lyons, Inc. Class B                          6,556      153,410
#*  Bancorp, Inc. (The)                                      459        3,557
    Bank Mutual Corp.                                     14,475      144,026
    Bank of America Corp.                              5,929,137  143,010,784
    Bank of New York Mellon Corp. (The)                  724,844   38,438,477
    BankFinancial Corp.                                   19,548      292,829
    Bar Harbor Bankshares                                  2,733       76,223
#   BB&T Corp.                                           214,106   10,131,496
    BCB Bancorp, Inc.                                      1,059       15,885
    Berkshire Hills Bancorp, Inc.                         30,747    1,142,251
    Capital City Bank Group, Inc.                         14,283      305,085
    Capital One Financial Corp.                          372,872   32,134,109

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    Cathay General Bancorp                                17,730 $    663,989
#   Century Bancorp, Inc. Class A                            495       33,017
    Chubb, Ltd.                                          157,858   23,119,883
    Cincinnati Financial Corp.                            12,284      935,549
    CIT Group, Inc.                                       45,907    2,187,469
    Citigroup, Inc.                                    1,870,326  128,023,815
    Citizens Community Bancorp, Inc.                      10,355      144,452
    CME Group, Inc.                                      352,894   43,271,862
#   CNA Financial Corp.                                  200,051   10,392,649
    CNO Financial Group, Inc.                            301,264    6,892,920
    Codorus Valley Bancorp, Inc.                             144        4,026
    Comerica, Inc.                                        16,431    1,188,126
    Community West Bancshares                                400        4,140
*   Consumer Portfolio Services, Inc.                     26,500      108,915
#*  Cowen, Inc.                                            3,989       63,824
    Donegal Group, Inc. Class A                           12,386      186,781
*   E*TRADE Financial Corp.                               89,699    3,677,659
    EMC Insurance Group, Inc.                             23,450      649,565
    Enterprise Financial Services Corp.                      436       17,244
    ESSA Bancorp, Inc.                                     8,217      121,201
    Evans Bancorp, Inc.                                    1,681       68,501
    Everest Re Group, Ltd.                                34,913    9,160,822
    Fairfax Financial Holdings, Ltd.                       3,313    1,577,819
    Farmers Capital Bank Corp.                               302       11,340
    FBL Financial Group, Inc. Class A                     24,660    1,674,414
    Federal Agricultural Mortgage Corp. Class A              177       11,859
    Federal Agricultural Mortgage Corp. Class C            9,200      630,752
    Federated National Holding Co.                        13,665      217,547
#   Fidelity Southern Corp.                                7,213      151,906
    Fifth Third Bancorp                                  127,045    3,392,102
*   First Acceptance Corp.                                27,347       24,612
#   First American Financial Corp.                        61,982    3,000,549
#   First Bancorp                                         16,138      505,119
#   First Business Financial Services, Inc.                  964       20,495
#   First Citizens BancShares, Inc. Class A                8,627    3,174,909
#   First Commonwealth Financial Corp.                    30,547      398,027
    First Community Bancshares, Inc.                         183        4,981
    First Defiance Financial Corp.                        10,880      563,040
    First Financial Northwest, Inc.                       25,371      416,338
    First Interstate Bancsystem, Inc. Class A              2,348       85,819
    First Merchants Corp.                                 41,623    1,683,234
    First Midwest Bancorp, Inc.                            7,168      159,201
    First South Bancorp, Inc.                              2,278       39,204
    FNB Corp.                                             63,117      864,703
*   FNFV Group                                            15,438      266,306
*   Genworth Financial, Inc. Class A                      34,964      119,927
*   Global Indemnity, Ltd.                                 8,282      321,010
    Goldman Sachs Group, Inc. (The)                      209,155   47,128,896
    Great Southern Bancorp, Inc.                           1,616       83,951
    Great Western Bancorp, Inc.                              260       10,143
    Guaranty Federal Bancshares, Inc.                      1,684       36,206
*   Hallmark Financial Services, Inc.                     20,834      234,383
    Hanover Insurance Group, Inc. (The)                   88,829    8,426,319

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    Hartford Financial Services Group, Inc. (The)        311,489 $ 17,131,895
    Heartland Financial USA, Inc.                            465       21,902
    Hilltop Holdings, Inc.                                26,171      655,060
*   HMN Financial, Inc.                                    3,456       62,208
    Home Bancorp, Inc.                                       719       29,134
    HopFed Bancorp, Inc.                                   6,781       98,867
    Horace Mann Educators Corp.                           58,206    2,147,801
    Huntington Bancshares, Inc.                           70,847      938,723
    Iberiabank Corp.                                         697       56,352
    Infinity Property & Casualty Corp.                    15,800    1,580,790
    International Bancshares Corp.                           800       28,320
    Investment Technology Group, Inc.                     23,677      522,551
#   Investors Title Co.                                    1,069      188,700
#*  Janus Henderson Group P.L.C.                          11,721      392,536
    JPMorgan Chase & Co.                               2,748,095  252,275,121
#   Kemper Corp.                                          39,635    1,555,674
#   Kentucky First Federal Bancorp                         2,400       23,520
    KeyCorp                                              526,210    9,492,828
#   Lakeland Bancorp, Inc.                                 8,740      169,119
    Landmark Bancorp, Inc.                                 2,277       67,513
#   Legg Mason, Inc.                                      43,400    1,736,434
    Lincoln National Corp.                               134,595    9,833,511
    Loews Corp.                                          243,798   11,868,087
    M&T Bank Corp.                                         4,241      691,919
    Macatawa Bank Corp.                                      291        2,808
    Mackinac Financial Corp.                               6,893      100,224
    Maiden Holdings, Ltd.                                  5,792       64,291
    MainSource Financial Group, Inc.                      45,000    1,572,300
#*  Markel Corp.                                             101      108,223
    Marlin Business Services Corp.                        14,241      370,266
    MB Financial, Inc.                                    19,678      804,830
#*  MBIA, Inc.                                            82,267      836,655
    MBT Financial Corp.                                    9,396       90,202
    Mercantile Bank Corp.                                  4,422      140,708
    MetLife, Inc.                                        949,912   52,245,160
#   MidWestOne Financial Group, Inc.                         346       11,909
    Morgan Stanley                                     1,102,617   51,712,737
    MutualFirst Financial, Inc.                            2,300       80,270
    National Western Life Group, Inc. Class A                900      302,931
    Navigators Group, Inc. (The)                           7,370      420,090
#   New York Community Bancorp, Inc.                      52,185      685,189
#   NewStar Financial, Inc.                               41,166      450,356
    Northrim BanCorp, Inc.                                 5,734      167,146
    OFG Bancorp                                           30,191      303,420
    Old Republic International Corp.                     172,923    3,392,749
    Oppenheimer Holdings, Inc. Class A                     3,097       48,778
    PacWest Bancorp                                        1,076       51,670
    Park Sterling Corp.                                      992       11,527
#   People's United Financial, Inc.                       69,156    1,206,081
    Peoples Bancorp of North Carolina, Inc.                  250        7,905
    Peoples Bancorp, Inc.                                 15,923      519,090
*   PHH Corp.                                             51,783      713,570
#   Piper Jaffray Cos.                                       312       19,469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)             217,040 $ 27,954,752
    Popular, Inc.                                         56,536    2,382,427
    Premier Financial Bancorp, Inc.                        4,877       92,663
    Principal Financial Group, Inc.                      218,754   14,601,830
    Provident Financial Holdings, Inc.                       544       10,336
    Provident Financial Services, Inc.                    21,059      558,485
    Prudential Financial, Inc.                           497,625   56,346,079
    Radian Group, Inc.                                   161,945    2,821,082
    Regions Financial Corp.                            1,302,555   19,017,303
    Reinsurance Group of America, Inc.                   153,566   21,529,953
    RenaissanceRe Holdings, Ltd.                          12,667    1,860,909
#   Renasant Corp.                                        42,102    1,784,704
    Riverview Bancorp, Inc.                                1,682       12,766
    Safety Insurance Group, Inc.                          26,197    1,858,677
    Sandy Spring Bancorp, Inc.                             9,125      365,365
#*  Select Bancorp, Inc.                                     600        7,104
#   Selective Insurance Group, Inc.                       45,200    2,289,380
    SI Financial Group, Inc.                               5,661       87,462
#   Southern National Bancorp of Virginia, Inc.              193        3,266
    Southwest Bancorp, Inc.                               16,974      443,021
    State Auto Financial Corp.                            15,100      389,429
    State Street Corp.                                     4,112      383,362
#   Sterling Bancorp                                      70,552    1,629,751
    Stewart Information Services Corp.                    12,271      482,250
    SunTrust Banks, Inc.                                 255,532   14,639,428
    Synchrony Financial                                  544,549   16,510,726
#   Synovus Financial Corp.                               22,796      991,170
    Timberland Bancorp, Inc.                               2,500       67,400
    Tiptree, Inc.                                         37,071      253,936
    Torchmark Corp.                                        7,000      552,790
    Travelers Cos., Inc. (The)                           160,554   20,565,362
    Trico Bancshares                                         854       31,513
    Trustmark Corp.                                        4,194      134,040
    Umpqua Holdings Corp.                                 34,932      647,639
#*  Unico American Corp.                                   1,900       17,670
    Union Bankshares Corp.                                37,042    1,144,227
#   United Bankshares, Inc.                               12,121      418,175
    United Financial Bancorp, Inc.                         9,193      166,301
    United Fire Group, Inc.                               24,429    1,102,237
#   United Security Bancshares                               440        4,136
#   Unity Bancorp, Inc.                                    3,999       73,982
    Univest Corp. of Pennsylvania                            156        4,758
    Unum Group                                           517,445   25,939,518
    Validus Holdings, Ltd.                                 8,958      481,851
#   Valley National Bancorp                                  768        9,124
    Voya Financial, Inc.                                  14,373      563,997
    Washington Federal, Inc.                              97,887    3,274,320
    Waterstone Financial, Inc.                             1,426       26,880
    Wells Fargo & Co.                                  2,565,849  138,401,895
    WesBanco, Inc.                                        31,678    1,211,050
    Western New England Bancorp, Inc.                     11,698      116,395
    Wintrust Financial Corp.                              24,224    1,824,309
#   WR Berkley Corp.                                       5,305      365,886

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    XL Group, Ltd.                                       240,766 $   10,690,010
#   Zions Bancorporation                                  53,325      2,416,689
                                                                 --------------
Total Financials                                                  1,496,757,062
                                                                 --------------
Health Care -- (11.7%)
    Abbott Laboratories                                  915,297     45,014,306
#   Aceto Corp.                                           31,686        534,860
*   Addus HomeCare Corp.                                   2,044         69,394
    Aetna, Inc.                                          558,462     86,176,271
#*  Albany Molecular Research, Inc.                       24,874        540,761
*   Alere, Inc.                                           45,800      2,307,862
    Allergan P.L.C.                                      123,871     31,256,369
    Analogic Corp.                                         2,988        209,758
*   AngioDynamics, Inc.                                   14,354        233,253
#*  Anika Therapeutics, Inc.                              14,671        750,568
    Anthem, Inc.                                         504,640     93,969,014
#*  Aptevo Therapeutics, Inc.                              4,339          7,984
    Baxter International, Inc.                            27,380      1,655,942
*   Centene Corp.                                         17,600      1,397,792
    Cigna Corp.                                          136,754     23,735,024
#   CONMED Corp.                                          43,239      2,219,025
    Cooper Cos., Inc. (The)                               13,956      3,403,450
*   Cross Country Healthcare, Inc.                         7,595         89,317
*   CryoLife, Inc.                                        17,502        328,163
#*  Cumberland Pharmaceuticals, Inc.                      23,319        156,704
*   Cutera, Inc.                                           1,289         33,578
    Danaher Corp.                                        405,225     33,021,785
    Digirad Corp.                                         26,711        109,515
#*  Emergent BioSolutions, Inc.                            8,678        315,619
#*  Envision Healthcare Corp.                             30,743      1,734,828
*   Enzo Biochem, Inc.                                    41,397        449,157
*   Exactech, Inc.                                         3,390         98,819
*   Express Scripts Holding Co.                          493,239     30,896,491
    Humana, Inc.                                         236,814     54,751,397
#*  Impax Laboratories, Inc.                               4,700         90,945
#*  Integer Holdings Corp.                                41,672      1,908,578
#   Invacare Corp.                                         7,330        114,715
    Kewaunee Scientific Corp.                              1,631         41,264
#   Kindred Healthcare, Inc.                              22,803        204,087
#*  LHC Group, Inc.                                        1,418         82,102
*   LifePoint Health, Inc.                                82,208      4,883,155
*   Magellan Health, Inc.                                 17,899      1,334,370
    Medtronic P.L.C.                                     794,453     66,710,218
*   Merit Medical Systems, Inc.                           13,395        549,195
#*  Micron Solutions, Inc.                                 1,200          4,752
#*  Molina Healthcare, Inc.                               24,941      1,666,059
*   Mylan NV                                              28,680      1,118,233
    National HealthCare Corp.                              6,484        422,562
#*  Natus Medical, Inc.                                   15,698        552,570
*   Nuvectra Corp.                                        13,890        161,957
#*  Omnicell, Inc.                                        35,405      1,756,088
    PerkinElmer, Inc.                                     76,500      5,035,995
    Pfizer, Inc.                                       4,178,729    138,566,654

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   PharMerica Corp.                                       33,305 $    837,621
#*  Prestige Brands Holdings, Inc.                        111,489    5,979,155
    Quest Diagnostics, Inc.                                 5,900      639,029
*   RTI Surgical, Inc.                                     73,086      416,590
*   SciClone Pharmaceuticals, Inc.                         13,028      142,657
*   Select Medical Holdings Corp.                          42,204      683,705
*   Surmodics, Inc.                                         5,593      147,096
    Teleflex, Inc.                                         37,223    7,713,350
    Thermo Fisher Scientific, Inc.                        499,520   87,680,746
#*  Tivity Health, Inc.                                    11,581      459,187
*   Triple-S Management Corp. Class B                      20,684      320,188
    UnitedHealth Group, Inc.                               89,716   17,208,426
*   VCA, Inc.                                              69,140    6,400,981
*   WellCare Health Plans, Inc.                            18,375    3,252,191
    Zimmer Biomet Holdings, Inc.                            1,000      121,320
                                                                  ------------
Total Health Care                                                  772,672,747
                                                                  ------------
Industrials -- (11.0%)
    AAR Corp.                                              32,906    1,230,684
    ABM Industries, Inc.                                   64,500    2,877,990
    Acme United Corp.                                       1,030       28,500
#   Actuant Corp. Class A                                   4,057       98,179
*   AECOM                                                  55,835    1,781,136
*   Aegion Corp.                                           42,549    1,018,623
#*  Aerovironment, Inc.                                    35,065    1,325,106
    AGCO Corp.                                             58,973    4,254,312
*   Air Transport Services Group, Inc.                      6,308      153,663
    Alamo Group, Inc.                                      22,751    2,116,071
    Alaska Air Group, Inc.                                105,252    8,970,628
#   Albany International Corp. Class A                     20,551    1,099,479
#   AMERCO                                                 29,431   11,435,709
*   Ameresco, Inc. Class A                                    981        6,426
#   American Railcar Industries, Inc.                      20,003      735,510
#   Apogee Enterprises, Inc.                               36,374    1,894,722
#   ArcBest Corp.                                          12,135      337,353
    Arconic, Inc.                                         331,751    8,224,107
#   Argan, Inc.                                                21        1,353
    Astec Industries, Inc.                                 22,925    1,152,440
#*  Atlas Air Worldwide Holdings, Inc.                     31,815    1,889,811
    Barnes Group, Inc.                                     36,400    2,190,552
    Brady Corp. Class A                                    38,500    1,278,200
    Briggs & Stratton Corp.                                41,033      960,993
*   CAI International, Inc.                                17,082      448,061
*   Casella Waste Systems, Inc. Class A                     5,201       87,273
    Caterpillar, Inc.                                     107,902   12,295,433
*   CBIZ, Inc.                                             38,149      566,513
*   CDI Corp.                                              24,979      206,077
    CECO Environmental Corp.                                3,773       36,447
#   Celadon Group, Inc.                                    24,642      112,121
    Chicago Rivet & Machine Co.                               700       25,718
#   CIRCOR International, Inc.                             10,019      501,551
    Columbus McKinnon Corp.                                17,542      452,584
    Comfort Systems USA, Inc.                              44,560    1,483,848

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   CompX International, Inc.                                   500 $     7,250
#   Covanta Holding Corp.                                       113       1,706
#*  Covenant Transportation Group, Inc. Class A               7,080     132,750
#   CRA International, Inc.                                   7,613     295,461
    CSX Corp.                                             1,242,950  61,327,153
    Cummins, Inc.                                               900     151,110
    Curtiss-Wright Corp.                                     46,353   4,469,356
    Delta Air Lines, Inc.                                   422,126  20,836,139
*   DigitalGlobe, Inc.                                       21,971     766,788
    DMC Global, Inc.                                          1,436      19,960
#   Douglas Dynamics, Inc.                                   30,234     961,441
*   Ducommun, Inc.                                           12,645     366,199
    Eastern Co. (The)                                        10,193     296,616
    Eaton Corp. P.L.C.                                      263,425  20,613,006
    EMCOR Group, Inc.                                        50,540   3,411,450
    Encore Wire Corp.                                        19,966     890,484
    EnerSys                                                  43,239   3,124,883
*   Engility Holdings, Inc.                                   7,988     233,010
    Ennis, Inc.                                              30,835     593,574
#   ESCO Technologies, Inc.                                  17,601   1,085,982
    Espey Manufacturing & Electronics Corp.                   1,671      37,547
#   Essendant, Inc.                                          24,021     299,782
#*  Esterline Technologies Corp.                             44,968   4,339,412
    Federal Signal Corp.                                     71,923   1,330,576
    FedEx Corp.                                             142,324  29,607,662
#   Fortune Brands Home & Security, Inc.                    123,726   8,125,086
*   Franklin Covey Co.                                        3,046      56,808
#   FreightCar America, Inc.                                  9,404     154,602
*   FTI Consulting, Inc.                                     36,136   1,185,622
#   GATX Corp.                                               65,445   4,046,464
*   Gencor Industries, Inc.                                  13,149     211,041
    General Electric Co.                                  2,102,284  53,839,493
*   Genesee & Wyoming, Inc. Class A                           1,200      78,192
#*  Gibraltar Industries, Inc.                               24,203     722,460
    Gorman-Rupp Co. (The)                                    24,282     733,802
*   GP Strategies Corp.                                      18,583     532,403
#   Granite Construction, Inc.                               27,179   1,332,315
*   Great Lakes Dredge & Dock Corp.                          69,820     275,789
#   Greenbrier Cos., Inc. (The)                              22,451   1,010,295
#   Griffon Corp.                                            67,323   1,380,121
#*  Hawaiian Holdings, Inc.                                   9,193     380,590
    Heidrick & Struggles International, Inc.                 18,234     330,035
#*  Herc Holdings, Inc.                                      18,560     842,253
#*  Hertz Global Holdings, Inc.                              55,682     761,173
*   Hill International, Inc.                                 27,154     137,128
    Hurco Cos., Inc.                                          7,910     260,635
*   Huron Consulting Group, Inc.                              4,001     142,036
    Hyster-Yale Materials Handling, Inc.                     12,246     867,752
*   ICF International, Inc.                                  31,660   1,432,615
    Ingersoll-Rand P.L.C.                                   213,109  18,728,019
#*  InnerWorkings, Inc.                                      96,587   1,138,761
    Insteel Industries, Inc.                                 17,578     462,653
*   JetBlue Airways Corp.                                   324,893   7,124,903

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Johnson Controls International P.L.C.                 149,522 $ 5,823,882
    Kadant, Inc.                                            5,786     451,597
    KAR Auction Services, Inc.                             18,100     760,924
#   KBR, Inc.                                               3,600      53,712
*   Key Technology, Inc.                                    3,199      45,746
    Kimball International, Inc. Class B                    30,344     505,834
    Korn/Ferry International                               33,148   1,108,801
#*  Kratos Defense & Security Solutions, Inc.               2,711      29,835
    L3 Technologies, Inc.                                 100,470  17,579,236
*   Lawson Products, Inc.                                   8,847     203,923
*   LB Foster Co. Class A                                   6,682     117,603
    LSI Industries, Inc.                                   27,715     231,975
*   Lydall, Inc.                                           14,605     722,948
    ManpowerGroup, Inc.                                    22,886   2,452,235
    Marten Transport, Ltd.                                 79,636   1,270,194
    Matson, Inc.                                           62,316   1,757,311
    Matthews International Corp. Class A                   12,387     811,968
#   McGrath RentCorp                                       17,552     623,623
#*  Mercury Systems, Inc.                                   2,055      90,235
    Miller Industries, Inc.                                20,099     524,584
#   Mobile Mini, Inc.                                      54,461   1,677,399
*   Moog, Inc. Class A                                     35,339   2,626,394
    Mueller Industries, Inc.                               30,912     973,728
#   Multi-Color Corp.                                         308      24,794
*   MYR Group, Inc.                                        19,582     622,903
    National Presto Industries, Inc.                          571      64,580
*   Navigant Consulting, Inc.                              12,297     208,188
#*  NL Industries, Inc.                                    38,770     302,406
    NN, Inc.                                               18,396     509,569
    Norfolk Southern Corp.                                545,229  61,381,881
*   Northwest Pipe Co.                                      6,690     101,086
#*  NOW, Inc.                                              62,737     999,400
*   On Assignment, Inc.                                    53,951   2,657,087
    Orbital ATK, Inc.                                      56,610   5,784,410
    Oshkosh Corp.                                          14,466     996,129
    Owens Corning                                         149,300  10,010,565
    PACCAR, Inc.                                            4,432     303,370
*   PAM Transportation Services, Inc.                       6,449     113,051
#   Pentair P.L.C.                                        117,934   7,438,097
*   Perma-Pipe International Holdings, Inc.                 8,900      70,310
    Powell Industries, Inc.                                 7,529     239,799
#   Quad/Graphics, Inc.                                     1,591      35,734
#   Quanex Building Products Corp.                         21,431     460,767
*   Quanta Services, Inc.                                 168,307   5,676,995
    Raytheon Co.                                           44,355   7,618,858
*   RCM Technologies, Inc.                                 20,293     107,959
    Regal Beloit Corp.                                     16,070   1,339,434
    Republic Services, Inc.                               429,755  27,598,866
    Resources Connection, Inc.                             25,955     346,499
*   Roadrunner Transportation Systems, Inc.                   879       6,135
*   RPX Corp.                                              33,100     452,477
*   Rush Enterprises, Inc. Class A                         32,603   1,406,167
*   Rush Enterprises, Inc. Class B                         18,522     753,475

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    Ryder System, Inc.                                     89,844 $  6,537,049
#*  Saia, Inc.                                              8,925      485,074
*   SIFCO Industries, Inc.                                  6,623       44,374
    SkyWest, Inc.                                          38,506    1,405,469
    Southwest Airlines Co.                                645,761   35,846,193
*   Sparton Corp.                                           8,563      197,463
#   Spartan Motors, Inc.                                   16,820      148,857
*   SPX FLOW, Inc.                                         12,803      453,994
    Standex International Corp.                            22,341    2,143,619
    Stanley Black & Decker, Inc.                          143,289   20,159,329
    Steelcase, Inc. Class A                                55,469      757,152
    Supreme Industries, Inc. Class A                        1,433       21,552
#*  Team, Inc.                                              6,674       95,772
#   Terex Corp.                                            27,578    1,085,746
    Tetra Tech, Inc.                                       45,222    2,145,784
*   Titan Machinery, Inc.                                   2,883       51,462
    Trinity Industries, Inc.                              183,814    5,038,342
    Triton International, Ltd.                             24,053      867,351
#   Triumph Group, Inc.                                    57,100    1,461,760
#*  Tutor Perini Corp.                                     33,844      900,250
*   Twin Disc, Inc.                                           900       15,228
*   Ultralife Corp.                                         3,309       22,832
    UniFirst Corp.                                         18,705    2,660,786
    Union Pacific Corp.                                   888,128   91,441,659
*   United Continental Holdings, Inc.                     114,796    7,769,393
    United Technologies Corp.                             228,103   27,046,173
    Universal Forest Products, Inc.                        31,800    2,666,430
#*  USA Truck, Inc.                                        12,805      118,574
*   Vectrus, Inc.                                           4,069      138,387
#*  Veritiv Corp.                                           9,437      350,585
    Viad Corp.                                             23,193    1,241,985
*   Virco Manufacturing Corp.                              12,601       68,675
    VSE Corp.                                                 610       31,629
    Watts Water Technologies, Inc. Class A                  1,534       98,790
#   Werner Enterprises, Inc.                               34,105    1,011,213
#*  Wesco Aircraft Holdings, Inc.                           6,228       67,574
*   WESCO International, Inc.                              11,687      598,959
#*  Willis Lease Finance Corp.                              6,713      169,705
#*  XPO Logistics, Inc.                                    12,216      734,304
                                                                  ------------
Total Industrials                                                  726,943,667
                                                                  ------------
Information Technology -- (10.9%)
    Activision Blizzard, Inc.                             982,162   60,677,968
*   Actua Corp.                                             1,184       15,984
*   Acxiom Corp.                                            7,769      209,530
*   Agilysys, Inc.                                         14,791      148,797
*   Alpha & Omega Semiconductor, Ltd.                      20,661      365,700
    Analog Devices, Inc.                                    6,632      523,994
#*  ARRIS International P.L.C.                             70,523    1,971,823
*   Arrow Electronics, Inc.                               175,521   14,268,102
#   AstroNova, Inc.                                         6,285       86,733
    Avnet, Inc.                                           139,400    5,350,172
    AVX Corp.                                              72,760    1,300,221
*   Aware, Inc.                                            14,326       65,900

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
*   Axcelis Technologies, Inc.                               175 $      3,885
*   AXT, Inc.                                             16,521      144,559
    Bel Fuse, Inc. Class A                                 3,874       84,066
    Bel Fuse, Inc. Class B                                11,381      287,370
*   Benchmark Electronics, Inc.                           62,063    2,088,420
    Black Box Corp.                                       18,611      147,027
#*  Blackhawk Network Holdings, Inc.                      25,926    1,131,670
#*  Blucora, Inc.                                         57,127    1,279,645
    Brocade Communications Systems, Inc.                 461,513    5,828,909
    Brooks Automation, Inc.                               50,847    1,248,802
*   BSQUARE Corp.                                          4,065       23,170
*   CACI International, Inc. Class A                      24,830    3,106,233
*   Calix, Inc.                                           16,027      109,785
#*  Cars.com, Inc.                                        39,879      969,060
    Cisco Systems, Inc.                                4,663,233  146,658,678
    Cohu, Inc.                                            28,915      526,831
*   CommerceHub, Inc. Series A                             5,992      109,294
*   CommerceHub, Inc. Series C                            14,580      262,148
#   Comtech Telecommunications Corp.                      15,569      280,242
    Concurrent Computer Corp.                             11,740       79,128
*   Conduent, Inc.                                       177,926    2,937,558
#   Convergys Corp.                                      197,364    4,730,815
*   CoreLogic, Inc.                                       96,545    4,397,625
    Corning, Inc.                                        785,955   22,902,729
*   Cray, Inc.                                            12,866      265,040
    CSP, Inc.                                              2,414       24,768
    CTS Corp.                                             66,936    1,472,592
#*  CyberOptics Corp.                                      3,281       54,136
#   Cypress Semiconductor Corp.                           52,022      738,712
*   Dell Technologies, Inc. Class V                       38,133    2,450,808
*   Digi International, Inc.                              25,438      265,827
*   Diodes, Inc.                                           4,709      124,930
*   DSP Group, Inc.                                       46,713      588,584
    DXC Technology Co.                                   228,936   17,944,004
*   EchoStar Corp. Class A                                23,551    1,430,252
*   Edgewater Technology, Inc.                            13,603       96,445
*   Electro Scientific Industries, Inc.                    6,085       52,635
#*  Electronics for Imaging, Inc.                         58,110    2,822,984
    Emcore Corp.                                             744        8,630
*   EnerNOC, Inc.                                          6,397       48,937
*   Entegris, Inc.                                           300        7,830
*   ePlus, Inc.                                           17,490    1,414,941
#*  Fabrinet                                               4,055      182,516
    Fidelity National Information Services, Inc.         151,857   13,852,396
*   Finisar Corp.                                         61,526    1,674,738
#*  First Solar, Inc.                                     28,266    1,393,796
*   FormFactor, Inc.                                      46,295      606,464
*   Frequency Electronics, Inc.                            8,090       69,574
#*  GSI Technology, Inc.                                   3,363       24,415
#*  Harmonic, Inc.                                        22,962       94,144
    Hewlett Packard Enterprise Co.                     1,070,310   18,741,128
*   IAC/InterActiveCorp                                  125,298   13,109,930
#*  ID Systems, Inc.                                       3,917       26,753

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Information Technology -- (Continued)
#*  Inseego Corp.                                         10,953 $     12,925
*   Insight Enterprises, Inc.                             42,100    1,705,892
    Intel Corp.                                        4,978,195  176,576,577
*   IntriCon Corp.                                         2,835       21,263
*   Itron, Inc.                                           33,397    2,437,981
    IXYS Corp.                                             3,055       53,157
    Juniper Networks, Inc.                               212,100    5,928,195
*   Key Tronic Corp.                                      17,623      128,119
*   Kimball Electronics, Inc.                             23,443      455,966
*   Kulicke & Soffa Industries, Inc.                      71,688    1,544,160
*   KVH Industries, Inc.                                  19,858      216,452
    Lam Research Corp.                                    11,111    1,771,760
*   Lattice Semiconductor Corp.                          108,469      754,944
*   Limelight Networks, Inc.                              10,944       37,428
    ManTech International Corp. Class A                    2,048       81,347
#   Marvell Technology Group, Ltd.                       166,418    2,589,464
*   Maxwell Technologies, Inc.                             2,521       14,748
#   Methode Electronics, Inc.                             79,272    3,151,062
*   Micron Technology, Inc.                              758,908   21,340,493
*   Microsemi Corp.                                        7,940      413,515
    MKS Instruments, Inc.                                 61,200    5,119,380
#*  ModusLink Global Solutions, Inc.                       6,101       10,250
*   NCI, Inc. Class A                                        686       13,686
*   NETGEAR, Inc.                                         31,028    1,486,241
*   Optical Cable Corp.                                   10,793       24,284
#*  PAR Technology Corp.                                  12,896      115,548
    Park Electrochemical Corp.                             1,642       30,853
    PC Connection, Inc.                                   35,467      915,049
    PC-Tel, Inc.                                          22,216      157,956
*   PCM, Inc.                                             10,471      129,579
*   Photronics, Inc.                                      79,712      801,106
*   Plexus Corp.                                          10,626      569,660
#*  Qorvo, Inc.                                           24,909    1,707,761
    QUALCOMM, Inc.                                     1,059,256   56,341,827
*   Rambus, Inc.                                           1,069       13,779
    Reis, Inc.                                            13,511      289,135
    Richardson Electronics, Ltd.                          15,464       90,619
*   Rogers Corp.                                           7,543      889,848
*   Rudolph Technologies, Inc.                            16,097      398,401
*   Sanmina Corp.                                         39,846    1,428,479
*   ScanSource, Inc.                                      14,745      583,902
*   ShoreTel, Inc.                                         3,200       23,840
*   Sonus Networks, Inc.                                   6,622       45,228
#   SS&C Technologies Holdings, Inc.                      51,586    1,999,473
*   StarTek, Inc.                                         22,913      281,830
#*  SunPower Corp.                                        18,322      204,107
#*  Super Micro Computer, Inc.                             5,886      158,039
*   Sykes Enterprises, Inc.                               20,292      689,928
    SYNNEX Corp.                                          55,900    6,647,628
*   Synopsys, Inc.                                         4,200      321,594
    TE Connectivity, Ltd.                                150,137   12,069,513
#*  Tech Data Corp.                                       81,325    8,327,680
*   Telenav, Inc.                                          9,865       73,987

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
    Teradyne, Inc.                                         26,789 $    926,632
    Tessco Technologies, Inc.                               8,689      115,998
    TiVo Corp.                                             19,000      372,400
#*  TTM Technologies, Inc.                                 55,241      960,089
*   Veeco Instruments, Inc.                                15,978      492,122
#*  Virtusa Corp.                                          30,064      996,622
#   Vishay Intertechnology, Inc.                          151,731    2,708,398
*   Vishay Precision Group, Inc.                           16,480      288,400
    Western Digital Corp.                                 215,907   18,378,004
*   Xcerra Corp.                                           20,165      195,802
    Xerox Corp.                                           222,408    6,821,253
*   XO Group, Inc.                                          6,284      114,872
#   Xperi Corp.                                            48,635    1,422,574
                                                                  ------------
Total Information Technology                                       718,899,286
                                                                  ------------
Materials -- (1.7%)
    Alcoa Corp.                                           110,583    4,025,221
#   Allegheny Technologies, Inc.                           22,777      431,396
    Ampco-Pittsburgh Corp.                                  4,007       57,901
    Ashland Global Holdings, Inc.                         112,560    7,313,023
    Bemis Co., Inc.                                        24,092    1,020,778
    Cabot Corp.                                            46,280    2,514,392
#*  Century Aluminum Co.                                   15,822      265,493
*   Clearwater Paper Corp.                                 16,822      826,801
#   Commercial Metals Co.                                  85,208    1,584,869
*   Core Molding Technologies, Inc.                        11,847      225,922
    Domtar Corp.                                            8,107      316,659
    Dow Chemical Co. (The)                                 11,060      710,494
    Friedman Industries, Inc.                              10,726       58,135
    FutureFuel Corp.                                        6,104       88,874
    Graphic Packaging Holding Co.                         154,000    2,031,260
    Greif, Inc. Class A                                     4,885      274,000
    Huntsman Corp.                                         50,242    1,337,442
    Kaiser Aluminum Corp.                                  27,181    2,644,440
    KapStone Paper and Packaging Corp.                     80,984    1,851,294
#*  Kraton Corp.                                            5,435      202,182
*   Louisiana-Pacific Corp.                               173,457    4,355,505
    Martin Marietta Materials, Inc.                        23,633    5,351,220
#   Materion Corp.                                         18,497      711,210
    Mercer International, Inc.                             21,725      238,975
    Minerals Technologies, Inc.                            34,280    2,427,024
    Mosaic Co. (The)                                       17,274      416,994
#   Myers Industries, Inc.                                 30,343      515,831
    Neenah Paper, Inc.                                      7,684      613,952
    Newmont Mining Corp.                                  141,468    5,258,366
*   Northern Technologies International Corp.               3,035       55,389
    Nucor Corp.                                            93,455    5,389,550
    Olin Corp.                                             69,801    2,057,734
    Olympic Steel, Inc.                                     9,986      170,661
#   PH Glatfelter Co.                                      50,600    1,035,782
    PolyOne Corp.                                           5,174      189,265
    Reliance Steel & Aluminum Co.                          93,801    6,787,440
    Schnitzer Steel Industries, Inc. Class A                  400       10,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Materials -- (Continued)
             Sensient Technologies Corp.                 38,101 $    2,833,190
             Steel Dynamics, Inc.                        94,919      3,361,082
*            SunCoke Energy, Inc.                        62,210        556,780
#*           Synalloy Corp.                               5,144         58,127
             Tredegar Corp.                              26,545        400,830
             Tronox, Ltd. Class A                         1,600         31,008
#*           Universal Stainless & Alloy Products,
               Inc.                                       6,269        119,111
             Valvoline, Inc.                            309,015      7,005,370
             Vulcan Materials Co.                        58,246      7,171,248
#            Westlake Chemical Corp.                    158,152     11,127,575
             WestRock Co.                               200,591     11,517,935
#            Worthington Industries, Inc.                47,320      2,397,704
                                                                --------------
Total Materials                                                    109,945,754
                                                                --------------
Real Estate -- (0.0%)
             Alexander & Baldwin, Inc.                   66,838      2,802,517
#            Griffin Industrial Realty, Inc.              1,500         48,285
#            Stratus Properties, Inc.                     3,069         87,927
                                                                --------------
Total Real Estate                                                    2,938,729
                                                                --------------
Telecommunication Services -- (4.1%)
             AT&T, Inc.                               6,297,224    245,591,736
#            ATN International, Inc.                         84          4,872
#            CenturyLink, Inc.                          512,432     11,924,293
#            Frontier Communications Corp.               46,463        711,348
*            General Communication, Inc. Class A          2,840        121,183
#*           Iridium Communications, Inc.                14,800        147,260
*            Lumos Networks Corp.                           500          8,955
#*           ORBCOMM, Inc.                               44,499        516,633
             Spok Holdings, Inc.                         12,522        205,361
#*           Sprint Corp.                               422,600      3,372,348
*            T-Mobile US, Inc.                          113,786      7,016,045
             Telephone & Data Systems, Inc.             111,207      3,161,615
*            United States Cellular Corp.                 7,591        287,547
#*           Vonage Holdings Corp.                       85,934        568,024
                                                                --------------
Total Telecommunication Services                                   273,637,220
                                                                --------------
Utilities -- (0.1%)
*            Calpine Corp.                               62,921        904,804
             Consolidated Water Co., Ltd.                 6,656         85,862
             NRG Energy, Inc.                            55,469      1,365,647
#            Ormat Technologies, Inc.                    20,134      1,193,946
                                                                --------------
Total Utilities                                                      3,550,259
                                                                --------------
TOTAL COMMON STOCKS                                              6,449,381,221
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value Rights   157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights    157,807 $           48
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   160,206
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,449,541,427
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 0.940%   13,453,137     13,453,137
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@         DFA Short Term Investment Fund           13,002,082    150,460,094
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,718,802,768)^^            $6,613,454,658
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $1,050,760,744 $     50,896   --    $1,050,811,640
   Consumer Staples             535,779,986           --   --       535,779,986
   Energy                       757,444,871           --   --       757,444,871
   Financials                 1,496,757,062           --   --     1,496,757,062
   Health Care                  772,672,747           --   --       772,672,747
   Industrials                  726,943,667           --   --       726,943,667
   Information Technology       718,899,286           --   --       718,899,286
   Materials                    109,945,754           --   --       109,945,754
   Real Estate                    2,938,729           --   --         2,938,729
   Telecommunication
     Services                   273,637,220           --   --       273,637,220
   Utilities                      3,550,259           --   --         3,550,259
Rights/Warrants                          --      160,206   --           160,206
Temporary Cash Investments       13,453,137           --   --        13,453,137
Securities Lending
  Collateral                             --  150,460,094   --       150,460,094
                             -------------- ------------   --    --------------
TOTAL                        $6,462,783,462 $150,671,196   --    $6,613,454,658
                             ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2017, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2017, The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $126,672 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                                                        UNREALIZED
                                                          EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                                     DESCRIPTION             DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The U.S. Large Cap Value
  Series                     S&P 500 Emini Index(R)        09/15/17    1,472   $181,645   $2,262     $6,182
                                                                               --------   ------     ------
                                                                               $181,645   $2,262     $6,182
                                                                               --------   ------     ------

                                                                                        UNREALIZED
                                                          EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                                     DESCRIPTION             DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The DFA International Value
  Series                     Mini MSCI EAFE Index (R)      09/15/17      381   $ 36,936   $1,041     $1,779
The DFA International Value
  Series                     S&P 500 Emini Index(R)        09/15/17      524     64,662    1,028      1,755
                                                                               --------   ------     ------
                                                                               $101,598   $2,069     $3,534
                                                                               --------   ------     ------

                                                                                        UNREALIZED
                                                          EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                                     DESCRIPTION             DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The Emerging Markets Series  Mini MSCII Emerging Markets
                             Index (R)                     09/15/17      559   $ 29,753   $1,734     $1,403
The Emerging Markets Series  S&P 500 Emini Index(R)        09/15/17      100     12,340      167        135
                                                                               --------   ------     ------
                                                                               $ 42,093   $1,901     $1,538
                                                                               --------   ------     ------

                                                                                        UNREALIZED
                                                          EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                                     DESCRIPTION             DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
The Emerging Markets Small   Mini MSCII Emerging Markets
  Cap Series                 Index (R)                     09/15/17      650   $ 34,596   $2,017     $2,287
The Emerging Markets Small
  Cap Series                 S&P 500 Emini Index(R)        09/15/17      110     13,574       --         --
                                                                               --------   ------     ------
                                                                               $ 48,170   $2,017     $2,287
                                                                               --------   ------     ------

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series.............. $18,972,964,160
         The DFA International Value Series...........  10,921,553,013
         The Japanese Small Company Series............   3,224,880,477
         The Asia Pacific Small Company Series........   1,975,724,459
         The United Kingdom Small Company Series......   1,922,571,510
         The Continental Small Company Series.........   4,459,568,519
         The Emerging Markets Series..................   4,456,669,337
         The Emerging Markets Small Cap Series........   6,397,942,159
         The Tax-Managed U.S. Marketwide Value Series.   3,718,802,767

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2017
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (93.6%)

BRAZIL -- (4.3%)
*   Aliansce Shopping Centers SA                           796,814 $  4,292,807
*   B2W Cia Digital                                        313,484    1,337,033
    B3 SA - Brasil Bolsa Balcao                          1,710,130   11,236,893
    Banco Alfa de Investimento SA                           55,600       83,088
    Banco do Brasil SA                                  10,075,902   92,734,423
    Banco Santander Brasil SA(B4V5RY4)                     520,689    4,259,553
    Banco Santander Brasil SA(05967A107)                    52,100      423,573
*   Brasil Brokers Participacoes SA                      1,311,600      471,080
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                             80,384      305,466
    BTG Pactual Group                                      458,033    2,298,723
*   Cia Siderurgica Nacional SA                          3,185,998    7,785,305
*   Cosan Logistica SA                                      10,200       24,598
    Cosan SA Industria e Comercio                          906,702   10,496,558
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                      3,676,417   14,430,498
    Direcional Engenharia SA                             1,684,061    3,062,076
    Duratex SA                                           4,102,626   10,419,869
    Embraer SA                                           1,678,162    8,486,736
    Embraer SA Sponsored ADR                               905,586   18,356,228
    Estacio Participacoes SA                               287,131    1,878,388
*   Eternit SA                                             553,002      228,766
*   Even Construtora e Incorporadora SA                  4,253,130    6,246,680
    Ez Tec Empreendimentos e Participacoes SA            1,301,726    8,173,486
    Fibria Celulose SA                                   1,250,710   13,267,749
    Fibria Celulose SA Sponsored ADR                     2,604,002   27,524,301
    GAEC Educacao SA                                         8,700       47,401
#   Gafisa SA ADR                                          169,012    1,279,419
    Gerdau SA                                            1,798,963    6,132,402
    Gerdau SA Sponsored ADR                             12,742,387   42,941,844
    Guararapes Confeccoes SA                                60,000    2,018,183
*   Helbor Empreendimentos SA                            1,782,686    1,280,554
*   International Meal Co. Alimentacao SA                  496,100    1,193,179
    Iochpe Maxion SA                                     1,688,293    9,138,931
    JBS SA                                              12,439,175   30,715,490
*   JHSF Participacoes SA                                1,382,074      811,068
*   Kepler Weber SA                                         12,200       92,683
    Kroton Educacional SA                               11,250,514   54,406,257
    Magnesita Refratarios SA                               643,250    7,199,136
*   Marisa Lojas SA                                         18,900       35,759
*   Mills Estruturas e Servicos de Engenharia SA           627,446      800,819
    MRV Engenharia e Participacoes SA                    5,585,557   25,667,751
*   Paranapanema SA                                      3,043,343    1,581,033
*   Petro Rio SA                                            15,800      189,599
*   Petroleo Brasileiro SA                               6,091,883   26,959,124
*   Petroleo Brasileiro SA Sponsored ADR                14,614,044  128,749,728
    Porto Seguro SA                                        613,581    6,198,086
*   Profarma Distribuidora de Produtos Farmaceuticos SA     51,700      130,811
    QGEP Participacoes SA                                1,510,966    3,527,453
*   Rodobens Negocios Imobiliarios SA                      208,475      367,030
*   Santos Brasil Participacoes SA                       1,106,000      751,910
    Sao Carlos Empreendimentos e Participacoes SA           56,800      624,038
    SLC Agricola SA                                        941,091    6,566,979

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Springs Global Participacoes SA                         33,400 $    109,679
    Sul America SA                                       2,156,138   12,134,694
    Technos SA                                              39,400       52,561
*   Tecnisa SA                                           2,788,814    2,092,717
*   TPI - Triunfo Participacoes e Investimentos SA         459,400      595,179
    Tupy SA                                                292,187    1,386,749
*   Usinas Siderurgicas de Minas Gerais SA                 524,300    1,746,910
    Vale SA                                              5,704,276   57,255,869
#   Vale SA Sponsored ADR                               15,830,150  158,776,405
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA                       15,290       82,718
    Via Varejo SA(B7VY430)                                 167,924      315,563
    Via Varejo SA(BGSHPP4)                                 918,059    4,236,493
                                                                   ------------
TOTAL BRAZIL                                                        846,016,081
                                                                   ------------
CHILE -- (1.4%)
    Besalco SA                                             512,877      520,936
    CAP SA                                                 938,489    9,893,426
    Cementos BIO BIO SA                                    665,307      855,682
    Cencosud SA                                         11,043,156   31,433,881
*   Cia Sud Americana de Vapores SA                     73,319,581    3,402,000
    Cristalerias de Chile SA                               264,624    2,761,185
    Embotelladora Andina SA Class A ADR                      2,797       68,974
    Empresa Nacional de Telecomunicaciones SA              105,838    1,205,151
    Empresas CMPC SA                                    16,473,629   42,084,710
    Empresas COPEC SA                                    2,936,259   35,815,862
    Empresas Hites SA                                    1,868,082    2,156,176
*   Empresas La Polar SA                                 4,876,889      550,666
    Enel Americas SA                                    10,922,839    2,205,782
    Enel Americas SA ADR                                 3,841,992   38,419,920
    Enel Chile SA                                        4,097,602   22,413,883
    Grupo Security SA                                    1,303,553      493,504
    Inversiones Aguas Metropolitanas SA                  4,866,454    8,500,324
    Itau CorpBanca(BYT25P4)                            638,843,118    6,056,224
#   Itau CorpBanca(45033E105)                                3,677       53,316
    Latam Airlines Group SA                              2,156,062   25,330,302
    Latam Airlines Group SA Sponsored ADR                1,200,157   14,077,842
*   Masisa SA                                           42,796,911    3,194,340
    PAZ Corp. SA                                         2,189,657    2,608,219
    Ripley Corp. SA                                     12,474,248   10,654,531
    Salfacorp SA                                         3,197,223    4,216,778
    Sigdo Koppers SA                                        87,684      133,590
    Sociedad Matriz SAAM SA                             53,259,843    5,692,448
    Socovesa SA                                          5,821,469    3,055,019
    Vina Concha y Toro SA                                  775,167    1,249,019
                                                                   ------------
TOTAL CHILE                                                         279,103,690
                                                                   ------------
CHINA -- (16.5%)
    361 Degrees International, Ltd.                      7,701,000    2,709,297
*   A8 New Media Group, Ltd.                               348,000       19,813
#   Agile Group Holdings, Ltd.                          19,338,999   22,991,477
    Agricultural Bank of China, Ltd. Class H           198,741,000   92,701,196
    Air China, Ltd. Class H                              1,386,000    1,249,989

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Ajisen China Holdings, Ltd.                          1,120,000 $    484,096
*   Aluminum Corp. of China, Ltd. ADR                       29,727      469,687
    AMVIG Holdings, Ltd.                                 5,381,100    1,564,573
#   Angang Steel Co., Ltd. Class H                       7,634,640    6,187,511
    Anhui Conch Cement Co., Ltd. Class H                   862,500    3,186,337
#*  Anton Oilfield Services Group                        5,808,000      556,869
*   Anxin-China Holdings, Ltd.                           6,152,000       56,867
    Asia Cement China Holdings Corp.                     6,539,000    2,208,356
#*  Asian Citrus Holdings, Ltd.                          4,633,000       66,730
    AVIC International Holdings, Ltd. Class H            3,256,000    1,670,590
#   BAIC Motor Corp., Ltd. Class H                       2,895,500    2,603,051
    Bank of China, Ltd. Class H                        503,530,817  247,642,745
    Bank of Chongqing Co., Ltd. Class H                  1,583,500    1,372,065
    Bank of Communications Co., Ltd. Class H            48,451,574   35,838,986
*   Baoye Group Co., Ltd. Class H                        2,865,120    2,221,237
    BBMG Corp. Class H                                  14,242,000    7,169,569
#   Beijing Capital Land, Ltd. Class H                   9,861,060    5,197,241
    Beijing Enterprises Holdings, Ltd.                   3,308,000   17,555,690
    Beijing North Star Co., Ltd. Class H                 2,986,000    1,210,851
*   Beijing Properties Holdings, Ltd.                      456,000       21,582
#*  Boer Power Holdings, Ltd.                            1,115,000      326,693
    Bosideng International Holdings, Ltd.               11,572,000    1,021,448
#*  Boyaa Interactive International, Ltd.                  449,000      184,264
*   C C Land Holdings, Ltd.                             25,992,429    5,917,946
    Cabbeen Fashion, Ltd.                                  199,000       54,728
*   Capital Environment Holdings, Ltd.                     848,000       32,537
    Carrianna Group Holdings Co., Ltd.                   3,880,391      456,885
    CECEP COSTIN New Materials Group, Ltd.                 132,000        1,901
*   Central China Real Estate, Ltd.                      8,878,350    2,670,083
*   Century Sunshine Group Holdings, Ltd.               14,780,000      511,443
#*  CGN Meiya Power Holdings Co., Ltd.                  10,562,000    1,526,952
    Changshouhua Food Co., Ltd.                             91,000       45,389
    Chaowei Power Holdings, Ltd.                         2,231,000    1,264,169
*   Chigo Holding, Ltd.                                 35,856,000      449,761
#   China Aerospace International Holdings, Ltd.        24,220,000    3,097,836
    China Agri-Industries Holdings, Ltd.                17,758,500    7,949,423
    China Aoyuan Property Group, Ltd.                   14,564,000    6,236,863
    China BlueChemical, Ltd. Class H                    10,986,878    3,095,688
    China Cinda Asset Management Co., Ltd. Class H     104,394,000   43,376,410
    China CITIC Bank Corp., Ltd. Class H                45,493,112   29,488,084
#   China Coal Energy Co., Ltd. Class H                 15,212,000    7,508,928
    China Communications Construction Co., Ltd.
      Class H                                           17,813,327   23,725,234
    China Communications Services Corp., Ltd. Class H   20,989,071   11,400,622
    China Construction Bank Corp. Class H              692,941,101  575,359,000
    China Dongxiang Group Co., Ltd.                     12,770,000    2,368,918
    China Electronics Optics Valley Union Holding
      Co., Ltd.                                            436,000       39,042
*   China Environmental Technology and Bioenergy
      Holdings, Ltd.                                       690,000       18,185
    China Everbright Bank Co., Ltd. Class H             17,214,000    8,346,408
    China Everbright, Ltd.                               6,701,869   15,262,659
*   China Fiber Optic Network System Group, Ltd.         3,598,000      120,919
    China Financial Services Holdings, Ltd.              1,884,000      166,355
    China Foods, Ltd.                                    3,304,000    1,521,033
*   China Glass Holdings, Ltd.                           7,390,000      680,613

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    China Greenfresh Group Co., Ltd.                     1,540,000 $    289,726
#*  China Harmony New Energy Auto Holding, Ltd.          5,399,000    2,601,074
*   China High Precision Automation Group, Ltd.            429,000       12,564
#   China High Speed Transmission Equipment Group
      Co., Ltd.                                          1,332,000    1,438,190
#   China Hongqiao Group, Ltd.                          10,475,000    7,091,023
#   China Huarong Asset Management Co., Ltd. Class H    16,910,000    6,903,583
*   China Huiyuan Juice Group, Ltd.                      4,798,483    1,491,800
# China International Capital Corp., Ltd. Class H 1,045,200 1,663,040 China International Marine Containers Group Co.,
      Ltd. Class H                                         408,700      854,225
*   China ITS Holdings Co., Ltd.                         5,486,147      421,304
    China Jinmao Holdings Group, Ltd.                   44,618,580   20,711,035
    China Lesso Group Holdings, Ltd.                     1,149,000      809,801
*   China Longevity Group Co., Ltd.                      1,152,649       37,926
    China Merchants Bank Co., Ltd. Class H                 361,500    1,186,999
#   China Merchants Land, Ltd.                          11,776,000    2,512,910
    China Merchants Port Holdings Co., Ltd.              8,569,333   26,902,108
    China Minsheng Banking Corp., Ltd. Class H          21,146,000   21,251,917
    China Mobile, Ltd.                                     699,500    7,477,059
    China Mobile, Ltd. Sponsored ADR                        44,484    2,376,780
#   China National Building Material Co., Ltd. Class H  33,680,000   20,545,839
    China National Materials Co., Ltd. Class H          14,683,000    5,951,758
*   China New Town Development Co., Ltd.                11,705,522      509,484
#*  China Ocean Resources Co., Ltd.                        992,968      665,498
    China Oil & Gas Group, Ltd.                          4,000,000      276,319
    China Oilfield Services, Ltd. Class H                8,572,000    7,303,326
    China Oriental Group Co., Ltd.                         272,000      146,086
    China Overseas Grand Oceans Group, Ltd.              6,641,000    3,892,311
    China Overseas Land & Investment, Ltd.              24,528,000   83,095,669
#   China Petroleum & Chemical Corp. ADR                 1,186,244   90,379,915
    China Petroleum & Chemical Corp. Class H           119,137,575   90,314,360
*   China Properties Group, Ltd.                         5,232,000    1,317,783
    China Railway Construction Corp., Ltd. Class H      15,919,514   21,010,648
    China Railway Group, Ltd. Class H                   11,712,000    9,306,836
*   China Rare Earth Holdings, Ltd.                      9,214,600      706,044
    China Reinsurance Group Corp. Class H                8,452,000    1,978,534
    China Resources Cement Holdings, Ltd.               14,666,000    8,724,283
    China Resources Land, Ltd.                          21,134,000   67,817,044
*   China Rundong Auto Group, Ltd.                          22,000       11,870
*   China Saite Group Co., Ltd.                          1,820,000      135,000
    China Sanjiang Fine Chemicals Co., Ltd.              2,648,000      835,962
    China SCE Property Holdings, Ltd.                   13,927,000    6,809,695
    China Shenhua Energy Co., Ltd. Class H              20,255,500   50,383,954
    China Shineway Pharmaceutical Group, Ltd.              430,000      430,122
#   China Silver Group, Ltd.                             1,762,000      324,737
#   China Singyes Solar Technologies Holdings, Ltd.      6,729,200    2,555,459
#   China South City Holdings, Ltd.                     22,458,000    4,883,491
    China Starch Holdings, Ltd.                         28,505,000      856,862
    China Sunshine Paper Holdings Co., Ltd.                330,500       89,252
*   China Taifeng Beddings Holdings, Ltd.                  640,000       16,592
    China Taiping Insurance Holdings Co., Ltd.           1,752,800    5,263,265
#   China Travel International Investment Hong Kong,
      Ltd.                                              26,077,631    7,743,999
#*  China Unicom Hong Kong, Ltd. ADR                     7,214,458  105,186,798
*   China Vanadium Titano - Magnetite Mining Co., Ltd.     515,000       20,419

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    China Vast Industrial Urban Development Co., Ltd.      164,000 $    65,241
    China XLX Fertiliser, Ltd.                             240,000      63,386
#*  China Yurun Food Group, Ltd.                         6,534,000     844,541
    China ZhengTong Auto Services Holdings, Ltd.         9,605,000   9,475,229
#   China Zhongwang Holdings, Ltd.                      18,952,154   9,430,800
    Chongqing Machinery & Electric Co., Ltd. Class H    12,776,000   1,649,896
    Chongqing Rural Commercial Bank Co., Ltd. Class H   20,425,000  15,049,311
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                     1,188,000     155,009
    Chu Kong Shipping Enterprise Group Co., Ltd.           344,000      84,908
    CIFI Holdings Group Co., Ltd.                        9,780,000   5,565,069
#*  CIMC Enric Holdings, Ltd.                              442,000     316,338
*   CITIC Dameng Holdings, Ltd.                          1,221,000      72,613
#   CITIC Resources Holdings, Ltd.                       5,946,000     669,168
    CITIC Securities Co., Ltd. Class H                     232,500     471,382
    CITIC, Ltd.                                         25,564,483  38,842,163
    Clear Media, Ltd.                                      113,000     133,146
    CNOOC, Ltd.                                         78,419,000  87,771,601
#   CNOOC, Ltd. Sponsored ADR                              196,286  22,072,361
    Comba Telecom Systems Holdings, Ltd.                 9,448,683   1,294,762
*   Comtec Solar Systems Group, Ltd.                     4,588,000     167,482
    Concord New Energy Group, Ltd.                      33,610,000   1,439,355
*   Coolpad Group, Ltd.                                  5,720,600     400,442
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                            3,018,000   1,697,610
#   COSCO SHIPPING International Hong Kong Co., Ltd.     5,650,000   2,386,316
    COSCO SHIPPING Ports, Ltd.                          15,909,202  19,459,878
*   Coslight Technology International Group Co., Ltd.    1,700,000     763,645
    Country Garden Holdings Co., Ltd.                       15,800      22,059
#   CPMC Holdings, Ltd.                                  1,304,000     645,463
#   CRCC High-Tech Equipment Corp., Ltd. Class H           707,500     256,023
*   DaChan Food Asia, Ltd.                               3,195,000     278,164
    Dah Chong Hong Holdings, Ltd.                        6,971,000   3,585,719
*   Daphne International Holdings, Ltd.                  2,812,000     251,953
#*  Dongfang Electric Corp., Ltd. Class H                  471,600     501,035
    Dongfeng Motor Group Co., Ltd. Class H              19,772,000  24,200,107
    Dongyue Group, Ltd.                                  2,979,000   1,388,278
#*  Dynasty Fine Wines Group, Ltd.                       9,228,600     319,010
    Embry Holdings, Ltd.                                   539,000     172,568
    EVA Precision Industrial Holdings, Ltd.              5,094,000     723,301
    Everbright Securities Co., Ltd. Class H                206,200     279,597
*   Evergreen International Holdings, Ltd.               1,609,000     133,936
    Fantasia Holdings Group Co., Ltd.                   23,000,515   3,353,405
    Far East Horizon, Ltd.                                 318,000     270,926
#   Fosun International, Ltd.                           16,335,183  24,734,397
#   Fufeng Group, Ltd.                                   6,428,000   3,927,916
#   Future Land Development Holdings, Ltd.               8,274,000   3,440,884
#*  GCL-Poly Energy Holdings, Ltd.                      83,998,000   8,916,018
    Gemdale Properties & Investment Corp., Ltd.          4,924,000     497,269
#*  Glorious Property Holdings, Ltd.                    28,617,000   3,222,120
    Goldlion Holdings, Ltd.                              1,962,000     856,221
#   Goldpac Group, Ltd.                                    744,000     245,568
#   GOME Electrical Appliances Holding, Ltd.            80,257,000   9,651,442
    Greenland Hong Kong Holdings, Ltd.                   4,424,575   1,639,780
#   Greentown China Holdings, Ltd.                       6,635,591   8,520,235

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Guangshen Railway Co., Ltd. Sponsored ADR              372,261 $  9,589,443
    Guangzhou R&F Properties Co., Ltd. Class H          11,299,514   20,174,266
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       4,780,000      336,551
    Guolian Securities Co., Ltd. Class H                    80,000       40,401
*   Hanergy Thin Film Power Group, Ltd.                 14,642,000       73,439
*   Harbin Bank Co., Ltd. Class H                          770,000      245,190
    Harbin Electric Co., Ltd. Class H                    7,067,474    3,885,975
*   Hengdeli Holdings, Ltd.                             19,716,000    1,992,256
*   Hi Sun Technology China, Ltd.                        2,022,000      372,003
#   Hilong Holding, Ltd.                                 6,515,000    1,114,778
    HKC Holdings, Ltd.                                   1,057,155      824,101
    HNA Infrastructure Co., Ltd. Class H                 1,504,000    1,217,306
*   Honghua Group, Ltd.                                  2,791,000      249,980
    Hopefluent Group Holdings, Ltd.                      1,514,000      617,813
    Hopson Development Holdings, Ltd.                    9,086,000    8,718,421
#*  Hua Han Health Industry Holdings, Ltd.              23,012,000      292,850
    Hua Hong Semiconductor, Ltd.                         1,538,000    2,084,004
    Huaneng Renewables Corp., Ltd. Class H              33,002,000   10,046,153
    Huishang Bank Corp., Ltd. Class H                      993,000      483,156
#*  Hydoo International Holding, Ltd.                    1,112,000      128,090
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          470,319,996  328,639,379
    Inspur International, Ltd.                             345,343       77,374
#   Jiangnan Group, Ltd.                                 9,876,000      745,438
    Jiangxi Copper Co., Ltd. Class H                     8,415,000   15,339,399
#*  JinkoSolar Holding Co., Ltd. ADR                       372,117   10,277,872
#   Joy City Property, Ltd.                              2,848,000      418,805
    Ju Teng International Holdings, Ltd.                11,382,249    4,586,424
    K Wah International Holdings, Ltd.                   1,062,342      638,435
*   Kai Yuan Holdings, Ltd.                             41,600,000      335,152
#*  Kaisa Group Holdings, Ltd.                          23,392,632    8,943,456
    Kangda International Environmental Co., Ltd.         2,895,000      570,241
#*  Kasen International Holdings, Ltd.                   1,807,000      298,290
    Kingboard Chemical Holdings, Ltd.                    7,766,845   34,967,331
#   Kunlun Energy Co., Ltd.                             27,274,000   27,188,827
    KWG Property Holding, Ltd.                          13,966,500   10,364,150
*   Labixiaoxin Snacks Group, Ltd.                       2,175,000      197,837
    Lai Fung Holdings, Ltd.                             54,101,791    1,660,644
    Le Saunda Holdings, Ltd.                               120,000       22,898
    Legend Holdings Corp. Class H                          517,900    1,354,408
    Leoch International Technology, Ltd.                 1,594,000      348,800
#*  Lianhua Supermarket Holdings Co., Ltd. Class H         310,000      125,958
#   Logan Property Holdings Co., Ltd.                    3,400,000    2,946,686
    Longfor Properties Co., Ltd.                         9,485,000   23,803,538
    Lonking Holdings, Ltd.                              21,473,000    7,000,182
#*  Maanshan Iron & Steel Co., Ltd. Class H              1,522,000      737,097
#   Maoye International Holdings, Ltd.                  14,176,000    1,432,548
*   MIE Holdings Corp.                                   5,390,000      510,105
    MIN XIN Holdings, Ltd.                                 708,418      534,294
*   Mingfa Group International Co., Ltd.                   608,000       23,352
    Minmetals Land, Ltd.                                15,401,205    1,989,841
    MOBI Development Co., Ltd.                             379,000       55,639
    Modern Land China Co., Ltd.                          1,618,000      304,232
#*  Munsun Capital Group, Ltd.                          22,260,000      256,457

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
*   Nature Home Holding Co., Ltd.                           154,000 $    20,898
*   New World Department Store China, Ltd.                3,804,000     967,881
#   Nine Dragons Paper Holdings, Ltd.                    15,349,000  22,836,611
#*  North Mining Shares Co., Ltd.                         7,230,000     129,502
#   NVC Lighting Holdings, Ltd.                           1,693,000     188,350
    Overseas Chinese Town Asia Holdings, Ltd.               852,000     413,154
#*  Ozner Water International Holding, Ltd.                 113,000      28,457
#   Parkson Retail Group, Ltd.                           10,672,000   1,719,027
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                            36,810,000  17,130,077
    PetroChina Co., Ltd. ADR                                 75,718   4,892,140
    PetroChina Co., Ltd. Class H                        136,138,000  87,585,652
*   Phoenix New Media, Ltd. ADR                              10,300      27,707
    Poly Culture Group Corp., Ltd. Class H                  120,300     269,467
#*  Poly Property Group Co., Ltd.                        22,583,488  11,842,563
    Pou Sheng International Holdings, Ltd.                  312,000      61,845
    Powerlong Real Estate Holdings, Ltd.                 13,712,000   6,403,521
#*  Prosperity International Holdings HK, Ltd.           17,080,000     246,517
*   PW Medtech Group, Ltd.                                  367,000      83,640
    Qingling Motors Co., Ltd. Class H                     9,138,000   3,075,427
*   Qinhuangdao Port Co., Ltd. Class H                    1,673,000     530,510
*   Qunxing Paper Holdings Co., Ltd.                      5,020,071     242,944
*   Real Gold Mining, Ltd.                                3,137,500     105,644
*   Real Nutriceutical Group, Ltd.                        7,474,000     363,357
    Red Star Macalline Group Corp., Ltd. Class H            372,000     386,149
#*  Renhe Commercial Holdings Co., Ltd.                  43,919,000     972,203
#*  REXLot Holdings, Ltd.                                88,616,621   1,122,479
#*  Ronshine China Holdings, Ltd.                           443,000     485,738
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                                4,972,000     947,631
*   Scud Group, Ltd.                                      3,368,000      84,084
#   Seaspan Corp.                                           410,898   2,753,017
#*  Semiconductor Manufacturing International Corp.      19,816,698  21,722,811
#*  Semiconductor Manufacturing International Corp. ADR   1,226,271   6,781,279
#   Shandong Chenming Paper Holdings, Ltd. Class H        3,623,318   5,551,209
#*  Shanghai Electric Group Co., Ltd. Class H             6,248,000   2,901,260
    Shanghai Industrial Holdings, Ltd.                    5,858,918  16,931,346
#   Shanghai Industrial Urban Development Group, Ltd.     9,802,000   2,382,032
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        8,296,000   2,376,789
    Shanghai La Chapelle Fashion Co., Ltd. Class H           14,600      18,502
    Shanghai Prime Machinery Co., Ltd. Class H            7,776,000   1,660,632
    Shengjing Bank Co., Ltd. Class H                        306,000     272,393
    Shenguan Holdings Group, Ltd.                         3,610,000     214,607
    Shenzhen International Holdings, Ltd.                 4,065,539   6,959,285
    Shenzhen Investment, Ltd.                            34,986,796  16,060,126
#   Shimao Property Holdings, Ltd.                       15,080,035  30,040,017
*   Shougang Concord International Enterprises Co.,
      Ltd.                                               25,488,208     896,205
#   Shougang Fushan Resources Group, Ltd.                23,042,594   5,335,401
    Shui On Land, Ltd.                                   35,570,803   8,874,967
#*  Shunfeng International Clean Energy, Ltd.            13,852,000     752,399
*   Silver Grant International Industries, Ltd.           9,978,804   1,581,952
#*  Silverman Holdings, Ltd.                                286,000      29,327
    SIM Technology Group, Ltd.                            8,253,000     459,149
    Sino-Ocean Group Holdings, Ltd.                      33,310,102  18,613,450
#*  Sinofert Holdings, Ltd.                               7,620,000   1,052,005

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
*   Sinolink Worldwide Holdings, Ltd.                   10,762,508 $ 1,486,688
*   SinoMedia Holding, Ltd.                                110,000      25,329
    Sinopec Engineering Group Co., Ltd. Class H          1,566,000   1,405,278
    Sinopec Kantons Holdings, Ltd.                       4,724,000   2,852,589
#   Sinotrans Shipping, Ltd.                            10,048,416   2,518,898
    Sinotrans, Ltd. Class H                             10,388,000   5,275,142
#   Sinotruk Hong Kong, Ltd.                             7,821,835   8,201,624
    Skyworth Digital Holdings, Ltd.                     18,917,083  10,135,285
#   SOHO China, Ltd.                                    21,957,888  11,961,910
    Springland International Holdings, Ltd.              1,758,000     339,971
#*  SPT Energy Group, Inc.                               2,484,000     165,008
*   SRE Group, Ltd.                                     21,316,285     496,149
#   Sunac China Holdings, Ltd.                             677,000   1,800,959
#*  Taung Gold International, Ltd.                       7,700,000      67,949
    TCC International Holdings, Ltd.                    20,912,583   9,554,516
#*  TCL Multimedia Technology Holdings, Ltd.               451,000     222,220
*   Technovator International, Ltd.                      1,226,000     379,231
#   Tenwow International Holdings, Ltd.                  1,992,000     374,490
    Texhong Textile Group, Ltd.                            168,500     181,100
*   Tian An China Investment Co., Ltd.                   5,399,000   3,661,767
#   Tiangong International Co., Ltd.                    15,637,944   1,640,058
    Tianjin Port Development Holdings, Ltd.             23,555,657   3,917,107
    Tianyi Summi Holdings, Ltd.                          5,180,000     735,972
#   Tomson Group, Ltd.                                   2,114,825   1,087,645
    Tonly Electronics Holdings, Ltd.                       301,330     314,509
    Top Spring International Holdings, Ltd.                108,000      34,399
    TPV Technology, Ltd.                                 9,036,496   2,090,192
#   Trigiant Group, Ltd.                                 2,036,000     291,529
*   Trony Solar Holdings Co., Ltd.                       8,775,000     132,566
#*  United Energy Group, Ltd.                            1,018,000      37,109
#*  V1 Group, Ltd.                                       6,864,000     237,294
#   Wasion Group Holdings, Ltd.                          4,250,000   1,880,769
#   Weichai Power Co., Ltd. Class H                     10,840,000  10,433,035
*   Weiqiao Textile Co. Class H                          5,663,000   3,114,650
    Welling Holding, Ltd.                                1,140,000     247,622
*   West China Cement, Ltd.                             29,568,000   4,237,376
*   Wuzhou International Holdings, Ltd.                    496,000      41,890
    Xiamen International Port Co., Ltd. Class H         10,698,000   2,093,466
*   Xinchen China Power Holdings, Ltd.                   4,162,000     638,422
    Xingda International Holdings, Ltd.                  9,395,842   4,065,190
*   Xingfa Aluminium Holdings, Ltd.                        419,000     307,883
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                            1,050,000     873,124
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H    2,692,000     374,965
    XTEP International Holdings, Ltd.                      486,500     181,120
*   Yanchang Petroleum International, Ltd.              21,400,000     503,522
    Yanzhou Coal Mining Co., Ltd. Class H                8,546,000   8,406,543
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR             10,382     101,432
    Yip's Chemical Holdings, Ltd.                          842,000     350,159
*   Youyuan International Holdings, Ltd.                 4,218,251   1,619,979
*   Yuanda China Holdings, Ltd.                          1,702,000      31,951
*   YuanShengTai Dairy Farm, Ltd.                          658,000      33,668
    Yuexiu Property Co., Ltd.                           78,574,786  14,771,241
    Yuzhou Properties Co., Ltd.                         13,781,960   8,182,847

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                            424,600 $      261,136
*   Zhong An Real Estate, Ltd.                         7,468,800      2,438,764
    Zhuhai Holdings Investment Group, Ltd.             1,104,000        160,913
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                9,018,200      4,589,915
                                                                 --------------
TOTAL CHINA                                                       3,247,210,813
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                 1,244,533      6,351,582
    Constructora Conconcreto SA                           86,988         29,859
    Ecopetrol SA                                       2,498,142      1,167,030
#   Ecopetrol SA Sponsored ADR                           530,625      4,956,037
    Grupo Argos SA                                     1,021,651      7,348,986
    Grupo de Inversiones Suramericana SA               1,425,217     20,055,228
    Grupo Nutresa SA                                     195,348      1,746,670
    Mineros SA                                            65,037         57,716
                                                                 --------------
TOTAL COLOMBIA                                                       41,713,108
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                           1,529,292     27,745,464
    Pegas Nonwovens SA                                    74,639      3,437,944
#   Unipetrol A.S.                                     1,372,449     18,331,247
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 49,514,655
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE                                        121,090        290,287
    Bank of Greece                                        26,513        425,096
*   Ellaktor SA                                        1,053,403      2,053,056
*   GEK Terna Holding Real Estate Construction SA        470,402      2,104,947
*   Intracom Holdings SA                               1,511,057      1,043,156
*   Piraeus Bank SA                                       33,640          9,239
                                                                 --------------
TOTAL GREECE                                                          5,925,781
                                                                 --------------
HONG KONG -- (0.0%)
    Asiasec Properties, Ltd.                             766,480        204,857
    Samson Holding, Ltd.                               2,924,452        280,625
                                                                 --------------
TOTAL HONG KONG                                                         485,482
                                                                 --------------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                       307,176     26,621,780
    OTP Bank P.L.C.                                    1,569,113     58,392,792
                                                                 --------------
TOTAL HUNGARY                                                        85,014,572
                                                                 --------------
INDIA -- (12.8%)
*   Aarti Industries                                      62,175        937,875
*   Aban Offshore, Ltd.                                  315,580        908,025
    ACC, Ltd.                                            309,155      8,360,511
    Adani Enterprises, Ltd.                            3,374,526      7,277,664
*   Adani Power, Ltd.                                 13,046,142      6,798,905
*   Adani Transmissions, Ltd.                          2,947,563      5,728,501
*   Aditya Birla Capital, Ltd.                         1,689,688      4,078,877
*   Aditya Birla Fashion and Retail, Ltd.              4,178,145     11,266,874

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Alembic, Ltd.                                           397,146 $   253,983
*   Allahabad Bank                                        1,291,820   1,515,990
*   Allcargo Logistics, Ltd.                                403,170   1,079,517
*   Alok Industries, Ltd.                                 2,396,049     136,260
    Ambuja Cements, Ltd.                                  2,267,838   9,297,974
*   Amtek Auto, Ltd.                                      1,425,705     631,211
    Anant Raj, Ltd.                                         657,518     649,178
    Andhra Bank                                           2,694,402   2,405,802
*   Apar Industries, Ltd.                                   148,591   1,819,088
    Apollo Tyres, Ltd.                                    4,310,978  17,879,637
*   Arvind SmartSpaces, Ltd.                                100,083     223,309
    Arvind, Ltd.                                          2,482,585  14,141,985
    Ashoka Buildcon, Ltd.                                   177,736     514,611
    Astra Microwave Products, Ltd.                           56,626     118,384
    Axis Bank, Ltd.                                      10,557,581  85,653,363
    Bajaj Electricals, Ltd.                                  36,939     187,674
    Bajaj Finance, Ltd.                                       5,159     137,082
    Bajaj Finserv, Ltd.                                     243,460  18,988,639
    Bajaj Holdings & Investment, Ltd.                       402,184  15,167,384
    Balkrishna Industries, Ltd.                              98,774   2,516,672
*   Ballarpur Industries, Ltd.                            3,056,548     790,793
    Balmer Lawrie & Co., Ltd.                               887,983   3,473,743
    Balrampur Chini Mills, Ltd.                           2,088,771   5,348,531
    Banco Products India, Ltd.                               10,176      36,968
    Bank of Baroda                                        4,591,169  11,895,669
*   Bank of India                                           667,860   1,727,763
*   Bank Of Maharashtra                                     969,657     443,791
    BEML, Ltd.                                               52,357   1,411,200
*   BGR Energy Systems, Ltd.                                169,812     397,773
    Bharat Electronics, Ltd.                                298,820     833,894
    Bharat Heavy Electricals, Ltd.                        6,397,659  14,440,475
    Bharti Airtel, Ltd.                                  10,809,216  70,732,214
    Biocon, Ltd.                                            998,256   6,001,431
    Birla Corp., Ltd.                                       172,475   2,558,196
    Bombay Dyeing & Manufacturing Co., Ltd.               1,308,130   1,694,689
*   Bombay Rayon Fashions, Ltd.                              13,306      31,370
*   Brigade Enterprises, Ltd.                               165,153     724,474
    Canara Bank                                           1,065,655   6,105,646
    Ceat, Ltd.                                              371,496  10,852,604
*   CG Power and Industrial Solutions, Ltd.               1,912,233   2,531,117
    Chambal Fertilizers and Chemicals, Ltd.               2,614,619   5,512,183
    Chennai Super Kings Cricket, Ltd.                     5,080,767      33,414
*   Cigniti Technologies, Ltd.                                2,011       8,242
    Cipla, Ltd.                                              22,485     196,996
    City Union Bank, Ltd.                                 1,406,373   3,945,255
*   Coffee Day Enterprises, Ltd.                              3,599      13,719
    Container Corp. Of India, Ltd.                           98,594   1,756,483
    Coromandel International, Ltd.                          293,272   2,062,436
*   Corp. Bank                                            1,646,469   1,301,495
    Cox & Kings, Ltd.                                     1,236,012   5,465,731
    Crompton Greaves Consumer Electricals, Ltd.           1,613,326   5,496,433
    Cyient, Ltd.                                            107,061     875,822
*   Dalmia Bharat Sugar & Industries, Ltd.                   14,037      33,556

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
*   Dalmia Bharat, Ltd.                                     148,921 $ 6,175,621
*   DB Realty, Ltd.                                         873,103     602,965
    DCB Bank, Ltd.                                        2,724,516   8,295,487
    DCM Shriram, Ltd.                                       433,903   2,503,964
*   Deepak Fertilisers & Petrochemicals Corp., Ltd.         524,424   2,933,039
    Deepak Nitrite, Ltd.                                      1,173       2,988
    Delta Corp., Ltd.                                       501,826   1,333,386
*   DEN Networks, Ltd.                                      377,359     497,207
*   Dena Bank                                               507,403     270,078
    Dewan Housing Finance Corp., Ltd.                     1,678,948  11,955,421
    Dhampur Sugar Mills, Ltd.                                23,525      89,407
    Dishman Carbogen Amcis, Ltd.                          1,414,095   6,639,394
*   DLF, Ltd.                                             4,981,322  14,978,379
    Dredging Corp. Of India, Ltd.                            14,780     144,228
    Edelweiss Financial Services, Ltd.                    2,585,583   8,244,659
    EID Parry India, Ltd.                                 1,115,605   5,877,004
    EIH, Ltd.                                             1,066,648   2,289,451
    Electrosteel Castings, Ltd.                             894,946     460,174
    Engineers India, Ltd.                                   895,520   2,216,632
*   Eros International Media, Ltd.                          382,259   1,319,495
    Escorts, Ltd.                                           819,864   8,550,743
    Essel Propack, Ltd.                                     787,613   3,019,398
*   Eveready Industries India, Ltd.                         131,474     630,678
    Exide Industries, Ltd.                                  789,280   2,676,356
*   FDC, Ltd.                                                37,976     107,165
    Federal Bank, Ltd.                                   14,626,493  26,314,871
    Finolex Cables, Ltd.                                    667,891   4,859,017
    Finolex Industries, Ltd.                                111,226   1,054,794
*   Firstsource Solutions, Ltd.                           3,480,544   1,965,633
*   Fortis Healthcare, Ltd.                                 823,646   1,995,925
    Future Enterprises, Ltd.                              1,276,134     758,477
*   Future Retail, Ltd.                                   1,486,460   9,348,671
    GAIL India, Ltd.                                      4,577,531  26,853,326
    Gateway Distriparks, Ltd.                               157,509     669,581
    Gati, Ltd.                                              529,538     998,408
    Genus Power Infrastructures, Ltd.                        73,968      57,884
    GHCL, Ltd.                                              220,091     809,546
    GIC Housing Finance, Ltd.                                98,306     792,678
    GOCL Corp., Ltd.                                         29,998     207,368
    Graphite India, Ltd.                                    725,730   2,332,574
    Grasim Industries, Ltd.                               1,206,920  20,102,088
    Great Eastern Shipping Co., Ltd. (The)                1,014,839   6,263,097
    Gujarat Alkalies & Chemicals, Ltd.                      430,271   2,664,721
*   Gujarat Ambuja Exports, Ltd.                             15,060      27,920
*   Gujarat Fluorochemicals, Ltd.                           387,110   4,688,861
    Gujarat Mineral Development Corp., Ltd.               1,393,052   3,084,145
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    777,222   3,615,827
    Gujarat State Fertilizers & Chemicals, Ltd.           2,186,080   4,688,208
    Gujarat State Petronet, Ltd.                          2,730,385   8,341,305
*   Hathway Cable & Datacom, Ltd.                            64,819      32,851
    HBL Power Systems, Ltd.                                  74,867      55,801
*   HCL Infosystems, Ltd.                                   462,162     348,662
    HCL Technologies, Ltd.                                   53,109     738,037

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
*   HEG, Ltd.                                              109,436 $    847,308
*   HeidelbergCement India, Ltd.                           349,348      702,401
    Hikal, Ltd.                                             88,470      305,187
*   Himachal Futuristic Communications, Ltd.             7,765,886    2,202,437
    Himadri Speciality Chemical, Ltd.                       19,970       26,880
    Himatsingka Seide, Ltd.                                474,389    2,614,572
    Hindalco Industries, Ltd.                           14,198,191   48,702,285
    Hinduja Global Solutions, Ltd.                          62,937      515,980
*   Hindustan Construction Co., Ltd.                     3,402,777    2,173,335
    Hindustan Media Ventures, Ltd.                          11,103       47,822
*   Housing Development & Infrastructure, Ltd.           1,355,963    1,832,635
    HSIL, Ltd.                                             391,603    2,301,677
    HT Media, Ltd.                                         546,085      783,409
    Huhtamaki PPL, Ltd.                                      6,913       27,278
    ICICI Bank, Ltd. Sponsored ADR                      16,013,603  149,086,643
*   IDBI Bank, Ltd.                                      1,878,469    1,746,173
    Idea Cellular, Ltd.                                 13,154,942   18,913,820
    IDFC Bank, Ltd.                                      5,019,981    4,661,928
    IDFC, Ltd.                                           6,072,777    5,551,653
*   IFCI, Ltd.                                          10,328,679    4,346,434
    IIFL Holdings, Ltd.                                  2,845,567   26,411,590
*   IL&FS Transportation Networks, Ltd.                    418,066      597,909
    India Cements, Ltd. (The)                            3,131,850    9,996,362
    Indiabulls Housing Finance, Ltd.                     2,248,436   41,244,472
*   Indiabulls Real Estate, Ltd.                         1,715,543    6,057,085
    Indian Bank                                          1,134,871    5,523,228
    Indian Hotels Co., Ltd.                              4,585,310    8,898,385
    INEOS Styrolution India, Ltd.                           29,326      501,941
    Infosys, Ltd.                                          169,411    2,672,682
    Ingersoll-Rand India, Ltd.                               3,470       46,426
*   Inox Wind, Ltd.                                         15,251       32,638
*   Intellect Design Arena, Ltd.                           421,066      719,431
    Ipca Laboratories, Ltd.                                 11,269       84,290
    J Kumar Infraprojects, Ltd.                             53,829      242,228
    Jain Irrigation Systems, Ltd.                        5,324,731    8,802,287
*   Jaiprakash Associates, Ltd.                         17,658,065    8,071,272
    Jammu & Kashmir Bank, Ltd. (The)                     3,170,933    4,123,878
*   Jaypee Infratech, Ltd.                               6,993,111    2,383,178
    JB Chemicals & Pharmaceuticals, Ltd.                   514,152    2,481,847
    JBF Industries, Ltd.                                   475,559    1,556,022
    Jindal Poly Films, Ltd.                                324,821    1,909,573
    Jindal Saw, Ltd.                                     2,213,468    3,562,891
*   Jindal Stainless Hisar, Ltd.                            66,174      167,505
*   Jindal Steel & Power, Ltd.                           4,783,550   11,394,446
*   JITF Infralogistics, Ltd.                              193,264      135,458
    JK Cement, Ltd.                                        238,520    3,755,979
    JK Lakshmi Cement, Ltd.                                420,350    3,015,182
    JK Paper, Ltd.                                          51,986       78,971
    JK Tyre & Industries, Ltd.                             972,736    2,447,437
    JM Financial, Ltd.                                   4,615,123    8,655,909
    JSW Energy, Ltd.                                     5,451,141    5,947,171
*   JSW Holdings, Ltd.                                       2,820       76,392
    JSW Steel, Ltd.                                     21,000,680   72,349,384

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Jubilant Life Sciences, Ltd.                            993,088 $11,072,437
*   Kalpataru Power Transmission, Ltd.                      803,572   4,333,902
    Kalyani Steels, Ltd.                                     12,658      87,273
    Karnataka Bank, Ltd. (The)                            2,500,137   5,999,145
    Karur Vysya Bank, Ltd. (The)                          1,891,790   4,140,926
*   Kaveri Seed Co., Ltd.                                   118,708   1,280,441
*   KCP, Ltd.                                                37,400      60,388
    KEC International, Ltd.                               1,377,424   6,559,795
    Kirloskar Brothers, Ltd.                                  7,852      30,133
    Kirloskar Oil Engines, Ltd.                             296,633   1,844,989
    Kolte-Patil Developers, Ltd.                             89,111     234,267
    KPIT Technologies, Ltd.                               1,339,109   2,663,564
*   KRBL, Ltd.                                              367,385   2,629,542
    L&T Finance Holdings, Ltd.                            3,780,436  10,303,182
    Lakshmi Machine Works, Ltd.                               5,679     523,780
    Lakshmi Vilas Bank, Ltd. (The)                          355,564     991,818
    Larsen & Toubro, Ltd.                                 4,273,314  79,477,273
    LIC Housing Finance, Ltd.                               711,208   7,636,305
    Magma Fincorp, Ltd.                                      80,848     211,904
    Maharashtra Seamless, Ltd.                              102,979     644,864
    Mahindra & Mahindra Financial Services, Ltd.            952,055   5,944,506
    Mahindra & Mahindra, Ltd.                             1,848,523  40,502,933
*   Mahindra CIE Automotive, Ltd.                            29,954     116,789
    Mahindra Lifespace Developers, Ltd.                     233,628   1,533,010
    Manappuram Finance, Ltd.                              3,057,278   5,083,747
    McLeod Russel India, Ltd.                               787,091   2,150,972
    Meghmani Organics, Ltd.                                 113,264      91,755
    Mercator, Ltd.                                          177,557     112,906
    Merck, Ltd.                                              76,089   1,457,438
    MindTree, Ltd.                                            7,080      52,570
    MOIL, Ltd.                                               69,738     383,789
    Mphasis, Ltd.                                           492,366   4,620,417
    MRF, Ltd.                                                13,874  14,938,980
    Muthoot Finance, Ltd.                                   312,747   2,312,090
*   Nagarjuna Fertilizers & Chemicals, Ltd.               1,812,637     391,921
    National Aluminium Co., Ltd.                          4,964,081   5,414,637
    Nava Bharat Ventures, Ltd.                              190,437     408,183
*   Navkar Corp., Ltd.                                        3,743      11,836
    NCC, Ltd.                                             5,747,755   7,987,095
    Nectar Lifesciences, Ltd.                               268,595     129,446
    NIIT Technologies, Ltd.                                 587,286   4,691,007
*   NIIT, Ltd.                                              437,091     665,898
    Nilkamal, Ltd.                                           64,897   1,892,908
    NOCIL, Ltd.                                              63,951     143,858
*   Oberoi Realty, Ltd.                                     689,845   4,126,635
*   OCL India, Ltd.                                         105,395   2,022,530
    Omaxe, Ltd.                                             722,220   2,302,211
    OnMobile Global, Ltd.                                   309,728     311,577
    Orient Cement, Ltd.                                     616,163   1,497,662
    Oriental Bank of Commerce                               975,550   2,242,879
*   Parsvnath Developers, Ltd.                              163,025      59,437
    PC Jeweller, Ltd.                                     1,220,290   4,867,416
    Persistent Systems, Ltd.                                 90,490     913,096

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Petronet LNG, Ltd.                                   5,407,548 $ 17,092,519
    Phillips Carbon Black, Ltd.                              7,518       68,364
    Piramal Enterprises, Ltd.                              737,179   33,938,271
*   Polaris Consulting & Services, Ltd.                     78,121      281,321
    Polyplex Corp., Ltd.                                     7,729       55,663
    Power Finance Corp., Ltd.                            6,211,801   12,049,919
    Prabhat Dairy, Ltd.                                     18,509       38,086
*   Praj Industries, Ltd.                                1,009,482    1,214,274
*   Prakash Industries, Ltd.                               100,349      222,843
*   Prestige Estates Projects, Ltd.                        291,676    1,222,625
*   Prime Focus, Ltd.                                       22,625       39,499
    PTC India Financial Services, Ltd.                   3,282,338    2,055,866
    PTC India, Ltd.                                      3,852,019    7,253,114
*   Punjab National Bank                                 2,525,346    6,398,650
    Puravankara, Ltd.                                      460,912      545,884
    Radico Khaitan, Ltd.                                   657,505    1,443,344
    Rain Industries, Ltd.                                1,950,801    3,943,823
    Rajesh Exports, Ltd.                                    17,376      192,818
    Ramco Cements, Ltd. (The)                              385,386    4,086,273
    Ramkrishna Forgings, Ltd.                                1,752       14,453
    Rashtriya Chemicals & Fertilizers, Ltd.                262,479      356,185
*   Ratnamani Metals & Tubes, Ltd.                           3,941       50,362
    Raymond, Ltd.                                          490,540    6,043,532
    Redington India, Ltd.                                1,954,409    4,558,670
    Reliance Capital, Ltd.                               1,766,396   19,864,368
*   Reliance Communications, Ltd.                       16,993,662    6,948,825
*   Reliance Defence and Engineering, Ltd.                  22,287       21,585
    Reliance Industries, Ltd.                           17,484,595  440,205,844
    Reliance Industries, Ltd. GDR                           49,034    2,428,981
*   Reliance Power, Ltd.                                 9,323,446    6,560,849
*   Rolta India, Ltd.                                    1,057,860      958,804
    RSWM, Ltd.                                               2,943       18,183
*   Ruchi Soya Industries, Ltd.                          1,862,972      680,864
    Rural Electrification Corp., Ltd.                    9,208,929   25,089,651
    Sadbhav Engineering, Ltd.                                3,116       14,236
    Sangam India, Ltd.                                       2,135        8,799
    Sanghvi Movers, Ltd.                                    45,111      163,994
*   Shipping Corp. of India, Ltd.                        1,740,430    2,242,432
    Shriram City Union Finance, Ltd.                         3,265      116,376
    Shriram Transport Finance Co., Ltd.                    749,675   11,964,852
    Simplex Infrastructures, Ltd.                           50,747      380,734
    Sintex Industries, Ltd.                              4,322,083    2,509,809
*   Sintex Plastics Technology, Ltd.                     7,846,946   10,452,197
*   Siyaram Silk Mills, Ltd.                                   663       21,563
    Sobha, Ltd.                                            825,884    5,148,137
    Sonata Software, Ltd.                                  219,589      571,472
    South Indian Bank, Ltd. (The)                       11,772,339    5,552,661
    SREI Infrastructure Finance, Ltd.                    1,890,601    3,446,968
    SRF, Ltd.                                              271,206    6,418,337
    State Bank of India                                 11,893,642   57,972,129
*   Steel Authority of India, Ltd.                       1,521,323    1,500,319
    Sterlite Technologies, Ltd.                          2,485,312    8,180,435
    Sunteck Realty, Ltd.                                    93,356      333,763

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
*   Syndicate Bank                                     2,252,956 $    2,584,915
    TAKE Solutions, Ltd.                                 273,287        632,795
    Tamil Nadu Newsprint & Papers, Ltd.                  309,287      1,789,596
    Tata Chemicals, Ltd.                               1,763,982     17,009,572
    Tata Global Beverages, Ltd.                        5,236,799     13,887,808
*   Tata Motors, Ltd.                                 14,885,959    103,118,811
    Tata Motors, Ltd. Sponsored ADR                      103,766      3,573,701
    Tata Steel, Ltd.                                   5,231,202     46,278,636
    Tech Mahindra, Ltd.                                1,053,761      6,322,410
    Techno Electric & Engineering Co., Ltd.               51,231        291,132
    Tide Water Oil Co India, Ltd.                            394         36,177
    Time Technoplast, Ltd.                             1,093,465      2,789,846
    Titagarh Wagons, Ltd.                                 74,151        141,212
    Transport Corp. of India, Ltd.                        53,738        263,824
    Trident, Ltd.                                         83,632        107,832
    Tube Investments of India, Ltd.                      592,499      7,211,330
    TV Today Network, Ltd.                                17,377         65,555
*   TV18 Broadcast, Ltd.                               6,333,197      3,946,957
*   UCO Bank                                           3,123,377      1,617,437
    Uflex, Ltd.                                          490,316      3,395,594
    UFO Moviez India, Ltd.                                14,533         85,040
    Unichem Laboratories, Ltd.                           390,108      1,607,084
*   Union Bank of India                                2,451,981      6,052,204
*   Unitech, Ltd.                                     25,373,120      3,461,747
    UPL, Ltd.                                          3,429,754     46,754,728
    VA Tech Wabag, Ltd.                                   35,046        332,750
*   Vardhman Textiles, Ltd.                              255,600      4,872,805
    Vedanta, Ltd.                                     20,561,794     89,572,487
    Vedanta, Ltd. ADR                                  1,381,736     24,318,561
*   Videocon Industries, Ltd.                            769,833        297,465
    Vijaya Bank                                        2,612,664      2,852,318
    Welspun Corp., Ltd.                                1,715,478      3,469,454
*   Welspun Enterprises, Ltd.                            861,475      1,825,850
    Welspun India, Ltd.                                  941,794      1,207,795
    Wipro, Ltd.                                        5,129,920     23,087,555
    Wockhardt, Ltd.                                      276,374      2,617,813
    Zee Media Corp., Ltd.                                 62,079         37,442
    Zensar Technologies, Ltd.                            164,214      2,051,357
    Zuari Agro Chemicals, Ltd.                            23,149        136,665
                                                                 --------------
TOTAL INDIA                                                       2,516,983,829
                                                                 --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                              286,097,500     38,316,634
    Adhi Karya Persero Tbk PT                         16,287,500      2,712,037
    Agung Podomoro Land Tbk PT                       131,245,000      2,206,266
    Alam Sutera Realty Tbk PT                        210,694,700      5,092,641
*   Aneka Tambang Persero Tbk PT                     133,845,177      6,930,349
    Asahimas Flat Glass Tbk PT                         4,905,700      2,348,535
    Astra Agro Lestari Tbk PT                          1,966,767      2,173,335
    Astra Graphia Tbk PT                                 436,900         55,107
*   Bakrie and Brothers Tbk PT                       459,725,450      1,725,178
*   Bakrie Telecom Tbk PT                            238,934,800        125,529
    Bank Bukopin Tbk                                  64,881,433      2,895,615

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                        35,799,554 $15,308,552
    Bank Mandiri Persero Tbk PT                          90,443,531  92,575,999
    Bank Negara Indonesia Persero Tbk PT                102,370,741  57,195,988
*   Bank Pan Indonesia Tbk PT                           129,422,401  10,535,932
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 35,476,100   5,510,872
    Bank Pembangunan Daerah Jawa Timur Tbk PT            12,948,500     611,965
    Bank Rakyat Indonesia Persero Tbk PT                    373,800     414,160
    Bank Tabungan Negara Persero Tbk PT                  78,268,627  15,271,439
*   Barito Pacific Tbk PT                                43,250,200   5,405,252
    Bekasi Fajar Industrial Estate Tbk PT                40,977,800     953,275
*   Benakat Integra Tbk PT                              142,047,100   1,140,903
    BISI International Tbk PT                            13,394,400   1,538,544
    Blue Bird Tbk PT                                         51,500      18,479
    Bumi Serpong Damai Tbk PT                            75,061,900  10,082,092
    Ciputra Development Tbk PT                          169,606,478  13,175,518
*   Clipan Finance Indonesia Tbk PT                       2,995,500      69,645
*   Eagle High Plantations Tbk PT                       115,969,500   1,896,991
    Elnusa Tbk PT                                        58,940,900   1,185,843
*   Energi Mega Persada Tbk PT                           21,364,534      80,183
    Erajaya Swasembada Tbk PT                            21,002,800   1,008,382
*   Eureka Prima Jakarta Tbk PT                           1,297,300      11,388
*   Ever Shine Textile Tbk PT                            19,278,215     183,754
    Gajah Tunggal Tbk PT                                 30,880,300   2,223,395
*   Garuda Indonesia Persero Tbk PT                      45,240,181   1,175,465
    Global Mediacom Tbk PT                              106,846,600   4,167,389
*   Hanson International Tbk PT                          48,742,700     475,594
*   Harum Energy Tbk PT                                  15,370,500   2,539,089
    Hexindo Adiperkasa Tbk PT                               721,744     224,862
    Holcim Indonesia Tbk PT                              26,217,400   1,535,514
    Indah Kiat Pulp & Paper Corp. Tbk PT                 39,651,500   8,244,969
*   Indika Energy Tbk PT                                  2,091,600     129,503
    Indo Tambangraya Megah Tbk PT                         4,073,100   6,113,966
    Indocement Tunggal Prakarsa Tbk PT                      333,500     437,766
    Indofood Sukses Makmur Tbk PT                        69,326,900  43,572,366
    Intiland Development Tbk PT                         111,734,800   3,371,302
    Japfa Comfeed Indonesia Tbk PT                       41,503,850   3,627,567
    Jaya Real Property Tbk PT                           120,489,300   7,462,050
    Kawasan Industri Jababeka Tbk PT                    307,071,056   7,327,668
    KMI Wire & Cable Tbk PT                               1,013,000      36,806
*   Krakatau Steel Persero Tbk PT                         4,599,500     205,364
*   Lippo Cikarang Tbk PT                                 2,837,400     935,041
    Lippo Karawaci Tbk PT                               312,423,249  16,763,102
    Malindo Feedmill Tbk PT                                 331,200      23,857
*   Matahari Putra Prima Tbk PT                           1,797,400      86,340
*   Medco Energi Internasional Tbk PT                    26,685,200   5,327,895
    Metrodata Electronics Tbk PT                          1,590,750      73,909
    Mitra Pinasthika Mustika Tbk PT                       1,984,700     125,926
*   MNC Investama Tbk PT                                332,569,700   2,720,401
    Modernland Realty Tbk PT                             89,667,000   1,870,797
    Multipolar Tbk PT                                    68,776,700   1,074,061
*   Nirvana Development Tbk PT                            1,000,000       5,557
*   Nusantara Infrastructure Tbk PT                     179,929,000   1,822,740
    Pabrik Kertas Tjiwi Kimia Tbk PT                        929,000      82,273

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Pan Brothers Tbk PT                                 50,034,250 $  1,896,335
*   Panin Financial Tbk PT                             204,627,100    3,837,849
*   Paninvest Tbk PT                                    30,871,000    1,921,929
    Pembangunan Perumahan Persero Tbk PT                11,049,400    2,514,082
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT                                            61,071,984    6,459,241
    Ramayana Lestari Sentosa Tbk PT                     44,344,400    3,145,271
    Salim Ivomas Pratama Tbk PT                         51,843,000    1,984,676
    Sampoerna Agro PT                                   12,001,241    1,809,926
    Selamat Sempurna Tbk PT                             37,871,900    3,198,467
    Semen Baturaja Persero Tbk PT                       13,731,000    3,400,868
    Semen Indonesia Persero Tbk PT                      14,298,900   10,672,572
*   Sentul City Tbk PT                                  80,474,100      555,619
    Sinar Mas Agro Resources & Technology Tbk PT         7,767,600    2,221,877
    Sri Rejeki Isman Tbk PT                            153,095,600    3,881,117
    Surya Semesta Internusa Tbk PT                      60,559,200    3,114,632
    Tambang Batubara Bukit Asam Persero Tbk PT             288,900      283,987
*   Tiga Pilar Sejahtera Food Tbk                       33,271,822    3,258,757
    Timah Persero Tbk PT                                61,167,560    3,695,102
    Tiphone Mobile Indonesia Tbk PT                      7,827,700      737,368
    Trias Sentosa Tbk PT                                   336,500        8,908
*   Truba Alam Manunggal Engineering PT                129,244,500      106,701
    Tunas Baru Lampung Tbk PT                           22,947,600    2,558,193
    Tunas Ridean Tbk PT                                 35,547,400    2,933,817
    Ultrajaya Milk Industry & Trading Co. Tbk PT         7,626,400    2,860,077
    Unggul Indah Cahaya Tbk PT                             319,635       96,772
    United Tractors Tbk PT                              21,427,200   48,380,617
*   Vale Indonesia Tbk PT                               40,535,300    7,353,719
*   Visi Media Asia Tbk PT                               2,959,500       69,717
    Wijaya Karya Beton Tbk PT                            1,080,000       49,070
    Wijaya Karya Persero Tbk PT                          5,203,400      811,941
*   XL Axiata Tbk PT                                    12,281,100    3,097,318
                                                                   ------------
TOTAL INDONESIA                                                     549,455,441
                                                                   ------------
MALAYSIA -- (3.0%)
    Affin Holdings Bhd                                  10,815,350    6,491,948
    AirAsia Bhd                                         16,927,400   12,762,651
*   Alam Maritim Resources Bhd                           2,405,400       75,837
    Alliance Financial Group Bhd                        15,784,300   14,492,446
    Allianz Malaysia Bhd                                    28,800       97,506
    AMMB Holdings Bhd                                   24,138,662   27,896,039
    Ann Joo Resources Bhd                                1,714,900    1,213,187
    APM Automotive Holdings Bhd                            721,300      645,219
    Batu Kawan Bhd                                       2,076,050    9,211,825
    Benalec Holdings Bhd                                 6,612,100      648,403
#*  Berjaya Assets BHD                                     404,600      116,144
#*  Berjaya Corp. Bhd                                   38,063,378    2,933,818
*   Berjaya Land Bhd                                    13,220,000    1,327,215
    BIMB Holdings Bhd                                      895,707      911,898
#   Boustead Holdings Bhd                               13,174,291    8,273,550
    Boustead Plantations Bhd                             1,553,800      602,228
#*  Bumi Armada Bhd                                     25,619,100    4,188,805
    Can-One Bhd                                            401,400      321,466
#   CB Industrial Product Holding Bhd                    1,722,100      816,423

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd                               309,100 $   568,226
    CIMB Group Holdings Bhd                              27,550,627  42,139,892
    Coastal Contracts Bhd                                 3,357,500   1,034,733
#   CSC Steel Holdings Bhd                                2,012,556     799,060
    Cypark Resources Bhd                                    125,100      73,598
*   Daya Materials Bhd                                    8,420,400     147,256
*   Dayang Enterprise Holdings Bhd                        2,480,000     590,735
#   DRB-Hicom Bhd                                        12,059,600   4,759,206
    Eastern & Oriental Bhd                               11,127,480   4,289,625
#*  Eco World Development Group Bhd                       3,186,000   1,168,110
#   Evergreen Fibreboard Bhd                              5,749,289   1,167,811
    FAR East Holdings Bhd                                   403,800     812,829
#   Felda Global Ventures Holdings Bhd                   14,059,700   5,353,913
#   Gadang Holdings Bhd                                     696,500     206,626
    Genting Bhd                                          21,131,000  47,971,753
#   Genting Malaysia Bhd                                 25,163,400  35,229,160
    Glomac Bhd                                            6,061,500     927,168
    Goldis Bhd                                            3,223,995   2,107,963
    GuocoLand Malaysia Bhd                                2,797,700     770,903
    HAP Seng Consolidated Bhd                             5,190,582  11,017,830
    Hap Seng Plantations Holdings Bhd                     3,368,400   2,044,781
*   Hengyuan Refining Co. Bhd                                91,300     167,544
    Hiap Teck Venture Bhd                                 2,079,100     189,289
*   Hibiscus Petroleum Bhd                                2,918,300     276,255
    Hong Leong Financial Group Bhd                        2,819,234  11,273,966
    Hong Leong Industries Bhd                               751,800   1,840,787
    Hua Yang Bhd                                          2,298,310     440,122
    I-Bhd                                                    84,900      11,598
    IJM Corp. Bhd                                        41,760,218  33,839,919
    Insas Bhd                                             5,781,700   1,417,361
    IOI Properties Group Bhd                              4,227,125   2,073,004
*   Iris Corp. Bhd                                       21,834,300     865,457
#*  Iskandar Waterfront City Bhd                          1,175,800     340,211
*   JAKS Resources Bhd                                    3,549,700   1,234,297
#   Jaya Tiasa Holdings Bhd                               5,549,833   1,451,925
    JCY International Bhd                                 8,654,300   1,151,193
    Keck Seng Malaysia Bhd                                2,504,000   2,906,527
    Kenanga Investment Bank Bhd                           2,020,487     249,941
    Kian JOO CAN Factory Bhd                              4,626,680   3,219,826
    Kim Loong Resources Bhd                                  92,700      86,595
    Kimlun Corp. Bhd                                        845,419     454,185
#*  KNM Group Bhd                                        26,846,090   1,535,861
    Kretam Holdings Bhd                                   3,429,400     432,465
#*  KSL Holdings Bhd                                      8,811,351   2,530,849
    Kumpulan Fima Bhd                                     2,063,300     910,513
    Kumpulan Perangsang Selangor Bhd                      2,571,500     786,589
*   Kwantas Corp. Bhd                                       288,400      97,698
    Land & General Bhd                                   36,334,020   1,951,879
*   Landmarks Bhd                                         2,119,208     422,705
#   LBS Bina Group Bhd                                    3,985,500   1,833,566
*   Lion Industries Corp. Bhd                               215,600      57,889
#   Magnum Bhd                                            5,540,900   2,212,862
    Mah Sing Group Bhd                                   13,676,862   5,048,265

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Malayan Banking Bhd                                   3,200,886 $ 7,132,192
    Malayan Flour Mills Bhd                               3,117,950   1,710,963
*   Malayan United Industries Bhd                           403,500      15,995
    Malaysia Airports Holdings Bhd                        2,407,954   4,919,469
    Malaysia Building Society Bhd                         8,414,436   2,416,503
*   Malaysia Marine and Heavy Engineering Holdings Bhd    2,930,500     503,248
*   Malaysian Bulk Carriers Bhd                           4,604,925     757,763
    Malaysian Pacific Industries Bhd                        579,075   1,918,746
#   Malaysian Resources Corp. Bhd                        14,806,800   4,213,829
    Malton Bhd                                            3,899,100   1,073,997
    MBM Resources Bhd                                     2,674,203   1,403,684
    Media Prima Bhd                                       6,626,700   1,392,694
    Mega First Corp. Bhd                                  1,529,600   1,372,069
    MISC Bhd                                             15,233,304  26,275,032
*   MK Land Holdings Bhd                                  5,393,500     346,469
    MKH Bhd                                               4,214,878   2,214,683
    MMC Corp. Bhd                                        13,858,380   7,762,900
*   MNRB Holdings Bhd                                     2,425,750   1,422,322
*   Mudajaya Group Bhd                                    4,184,700   1,222,125
#   Muhibbah Engineering M Bhd                            4,040,600   2,641,632
*   Mulpha International Bhd                              2,200,960   1,239,917
*   Naim Holdings Bhd                                     2,091,600     615,839
#   Oriental Holdings Bhd                                 3,531,579   5,434,247
#   OSK Holdings Bhd                                      7,687,071   2,871,015
    Pacific & Orient Bhd                                    334,330      98,421
    Panasonic Manufacturing Malaysia Bhd                    326,880   2,824,328
    Pantech Group Holdings Bhd                            4,364,109     672,596
    Paramount Corp. Bhd                                   1,682,125     722,719
*   Parkson Holdings Bhd                                  7,046,328     913,011
    PPB Group Bhd                                         6,399,366  25,191,519
    Protasco Bhd                                          4,079,350     990,120
    RHB Bank Bhd                                         12,383,600  14,462,405
*   Rimbunan Sawit Bhd                                    6,810,000     707,691
*   Salcon Bhd                                              695,083      83,587
    Sapura Energy Bhd                                    30,545,700  10,990,616
#   Sarawak Oil Palms Bhd                                   619,967     518,244
*   Scomi Group Bhd                                      20,808,300     534,960
    Selangor Dredging Bhd                                 1,352,800     360,187
    Selangor Properties Bhd                                  75,300      85,474
    Shangri-La Hotels Malaysia Bhd                          603,800     704,805
    SHL Consolidated Bhd                                    331,800     220,882
#   SP Setia Bhd Group                                    6,131,658   4,739,691
    Star Media Group Bhd                                  1,607,100     878,299
#*  Sumatec Resources Bhd                                 2,855,100      33,340
#   Sunway Bhd                                           10,301,859  10,297,157
#   Supermax Corp. Bhd                                    6,336,800   2,840,893
    Suria Capital Holdings Bhd                              824,400     402,684
    Symphony Life Bhd                                       735,324     164,021
#   Ta Ann Holdings Bhd                                   2,330,026   1,904,545
    TA Enterprise Bhd                                    20,370,200   2,879,665
    TA Global Bhd                                        15,532,980   1,126,497
    TAN Chong Motor Holdings Bhd                          4,322,800   1,736,568
#   TDM Bhd                                              13,722,720   1,794,954

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    TH Plantations Bhd                                     900,500 $    235,523
    Thong Guan Industries Bhd                               47,600       46,470
    Time dotCom Bhd                                      4,270,580    9,624,097
#   Tiong NAM Logistics Holdings                         1,320,000      542,305
#   Tropicana Corp. Bhd                                  8,252,589    1,849,962
    UEM Edgenta Bhd                                      1,330,200      839,708
#*  UEM Sunrise Bhd                                     20,717,345    5,562,129
*   UMW Holdings Bhd                                       982,200    1,337,425
#*  UMW Oil & Gas Corp. Bhd                              3,344,400      234,417
#   Unisem M Bhd                                         6,705,300    6,008,185
    United Malacca Bhd                                     960,500    1,424,382
    United Plantations Bhd                                 128,700      831,658
    UOA Development Bhd                                  7,856,700    4,770,965
*   Vivocom International Holdings Bhd                   1,144,800       37,209
    VS Industry Bhd                                        429,865      221,025
    Wah Seong Corp. Bhd                                  4,358,683      967,010
#*  WCT Holdings Bhd                                    13,669,062    6,063,342
#   WTK Holdings Bhd                                     5,641,250    1,138,953
#*  YNH Property Bhd                                     6,907,725    2,290,102
    YTL Corp. Bhd                                       83,523,850   27,305,188
*   YTL Land & Development Bhd                           2,897,200      389,110
                                                                   ------------
TOTAL MALAYSIA                                                      578,995,306
                                                                   ------------
MEXICO -- (4.5%)
#   Alfa S.A.B. de C.V. Class A                         35,173,331   48,820,840
    Alpek S.A.B. de C.V.                                 4,125,775    4,741,657
*   Axtel S.A.B. de C.V.                                 8,625,322    2,049,438
*   Bio Pappel S.A.B. de C.V.                              439,582      656,564
*   Cemex S.A.B. de C.V. Sponsored ADR                  14,768,082  143,398,081
#   Coca-Cola Femsa S.A.B. de C.V. Series L              1,424,609   12,124,281
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR           139,424   11,848,252
    Consorcio ARA S.A.B. de C.V. Series *                9,308,776    3,121,662
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                       1,560,786    1,486,045
#   Corp. Actinver S.A.B. de C.V.                          105,133       76,772
#   Credito Real S.A.B. de C.V. SOFOM ER                   594,727    1,053,321
    Dine S.A.B. de C.V.                                  1,027,267      591,461
#   El Puerto de Liverpool S.A.B. de C.V. Class C1           5,775       51,903
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                      1,238,833  124,973,473
*   Genomma Lab Internacional S.A.B. de C.V. Class B       195,581      251,034
*   Grupo Aeromexico S.A.B. de C.V.                      1,308,745    2,714,162
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR    198,227   22,716,814
#   Grupo Carso S.A.B. de C.V. Series A1                 7,082,260   29,582,185
    Grupo Cementos de Chihuahua S.A.B. de C.V.           2,599,566   13,575,714
    Grupo Comercial Chedraui S.A. de C.V.                2,778,782    5,822,136
    Grupo Elektra S.A.B. de C.V.                           260,798   11,655,594
*   Grupo Famsa S.A.B. de C.V. Class A                   2,831,479    1,635,029
    Grupo Financiero Banorte S.A.B. de C.V. Class O     19,417,984  128,696,977
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O     14,810,011   26,612,681
    Grupo Financiero Interacciones SA de C.V. Class O      766,529    4,314,349
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            4,513,225    9,255,882
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                        1,632,369   16,748,106
*   Grupo Gigante S.A.B. de C.V. Series *                  471,076      922,438
#   Grupo Herdez S.A.B. de C.V. Series *                   954,826    2,150,202

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.             1,346,804 $  3,094,188
    Grupo KUO S.A.B. de C.V. Series B                    2,034,528    4,768,470
    Grupo Mexico S.A.B. de C.V. Series B                39,173,644  127,516,510
*   Grupo Pochteca S.A.B. de C.V.                           67,810       27,006
*   Grupo Posadas S.A.B. de C.V.                           355,113      876,687
#   Grupo Rotoplas S.A.B. de C.V.                           17,266       28,456
    Grupo Sanborns S.A.B. de C.V.                        1,299,842    1,573,464
*   Grupo Simec S.A.B. de C.V. Series B                  1,113,111    3,974,124
*   Grupo Sports World S.A.B. de C.V.                      293,561      267,136
    Industrias Bachoco S.A.B. de C.V. Series B           1,808,048    9,018,658
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         40,783    2,439,231
*   Industrias CH S.A.B. de C.V. Series B                2,014,328    9,762,461
    Industrias Penoles S.A.B. de C.V.                      156,507    3,841,795
#*  La Comer S.A.B. de C.V.                              5,414,652    5,489,929
    Medica Sur S.A.B. de C.V. Series B                       1,000        2,201
#   Mexichem S.A.B. de C.V.                              9,557,867   27,273,677
#*  Minera Frisco S.A.B. de C.V. Class A1                7,198,230    4,585,195
#   Nemak S.A.B. de C.V.                                   929,113      838,172
#   Organizacion Cultiba S.A.B. de C.V.                    170,021      154,716
*   Organizacion Soriana S.A.B. de C.V. Class B         14,634,694   36,244,553
    Qualitas Controladora S.A.B. de C.V.                 1,569,014    2,601,730
#   TV Azteca S.A.B. de C.V.                             9,523,719    1,813,532
    Vitro S.A.B. de C.V. Series A                        1,503,590    6,750,847
                                                                   ------------
TOTAL MEXICO                                                        884,589,791
                                                                   ------------
PHILIPPINES -- (1.0%)
    A Soriano Corp.                                      6,260,400      861,671
    ACR Mining Corp.                                       105,455        7,014
    Alliance Global Group, Inc.                         32,067,606    9,123,093
    Alsons Consolidated Resources, Inc.                 20,894,000      579,302
*   Atlas Consolidated Mining & Development Corp.        5,351,500      572,728
    Ayala Corp.                                             60,470    1,035,965
    Bank of the Philippine Islands                         234,470      485,863
    BDO Unibank, Inc.                                   14,122,559   35,216,730
    Belle Corp.                                          2,401,000      180,322
    Cebu Air, Inc.                                       2,321,160    4,645,810
    Century Properties Group, Inc.                      28,217,400      290,702
    China Banking Corp.                                    653,971      472,300
    Cosco Capital, Inc.                                 11,754,000    1,800,860
    DMCI Holdings, Inc.                                    158,200       50,462
    East West Banking Corp.                                639,400      404,862
    EEI Corp.                                            1,495,700      376,542
    Emperador, Inc.                                      1,168,700      173,428
*   Empire East Land Holdings, Inc.                     24,178,000      359,417
    Energy Development Corp.                             8,862,600    1,048,538
    Filinvest Development Corp.                            142,800       21,636
    Filinvest Land, Inc.                               195,650,031    6,864,451
    First Philippine Holdings Corp.                      4,554,350    5,956,670
    GT Capital Holdings, Inc.                              104,345    2,509,316
    Integrated Micro-Electronics, Inc.                   1,397,700      365,681
    JG Summit Holdings, Inc.                             9,568,270   15,072,147
    Lopez Holdings Corp.                                34,670,100    4,807,916
    LT Group, Inc.                                      16,595,400    5,791,101

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    Megaworld Corp.                                    127,188,400 $ 12,098,329
    Metropolitan Bank & Trust Co.                        6,332,020   10,919,852
    Nickel Asia Corp.                                    3,391,300      403,071
    Pepsi-Cola Products Philippines, Inc.                  709,000       44,970
    Petron Corp.                                        18,348,800    3,440,509
    Philex Mining Corp.                                    390,300       68,411
    Philippine National Bank                             4,847,873    6,436,113
*   Philippine National Construction Corp.                 398,900        7,265
    Philippine Savings Bank                              1,213,273    2,115,842
    Phinma Corp.                                           468,267       96,002
    Phinma Energy Corp.                                 25,692,000      972,205
    Phoenix Petroleum Philippines, Inc.                  1,367,700      330,231
    RFM Corp.                                              976,000       86,983
    Rizal Commercial Banking Corp.                       4,653,148    5,255,664
    Robinsons Land Corp.                                28,198,650   14,367,563
    Robinsons Retail Holdings, Inc.                        451,100      774,729
    San Miguel Corp.                                     6,797,176   13,683,419
    San Miguel Pure Foods Co., Inc.                         65,450      399,543
    Security Bank Corp.                                  1,805,854    8,372,083
*   SSI Group, Inc.                                        979,000       84,317
    STI Education Systems Holdings, Inc.                 5,279,000      154,748
*   Top Frontier Investment Holdings, Inc.                 628,532    3,798,989
    Travellers International Hotel Group, Inc.           2,615,200      174,557
    Union Bank of the Philippines                        4,413,349    7,544,750
    Vista Land & Lifescapes, Inc.                       76,752,568    9,107,936
                                                                   ------------
TOTAL PHILIPPINES                                                   199,812,608
                                                                   ------------
POLAND -- (1.6%)
*   Agora SA                                               578,734    2,560,714
*   Alior Bank SA                                           75,980    1,353,518
    Asseco Poland SA                                     1,246,892   15,673,208
    Bank Handlowy w Warszawie SA                            11,944      235,970
*   Bank Millennium SA                                   4,094,917    8,788,083
*   Ciech SA                                               141,237    2,267,676
    Cyfrowy Polsat SA                                       45,237      322,457
#   Enea SA                                              2,423,548   10,215,972
    Firma Oponiarska Debica SA                              69,524    2,109,183
#*  Getin Holding SA                                     2,977,249    1,101,335
#*  Getin Noble Bank SA                                  1,094,168      428,825
    Grupa Azoty SA                                         188,442    3,685,708
    Grupa Kety SA                                           74,534    8,677,606
#*  Grupa Lotos SA                                       1,590,829   21,496,019
*   Impexmetal SA                                        3,948,513    4,833,978
    Kernel Holding SA                                      429,522    7,599,361
    KGHM Polska Miedz SA                                 1,523,681   51,837,640
    LC Corp. SA                                          1,199,107      637,271
    Lubelski Wegiel Bogdanka SA                             16,512      329,492
*   mBank SA                                                 4,616      583,898
    Netia SA                                             4,419,154    4,865,363
    Orbis SA                                               482,607   11,475,715
    PGE Polska Grupa Energetyczna SA                    12,172,462   44,358,652
*   PKP Cargo SA                                            24,007      413,974
    Polski Koncern Naftowy Orlen SA                      2,767,502   81,938,544

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
*   Powszechna Kasa Oszczednosci Bank Polski SA          2,080,474 $ 21,300,825
*   Tauron Polska Energia SA                            10,676,446   11,314,776
    Trakcja SA                                             627,176    2,368,922
*   Vistula Group SA                                        54,605       51,041
                                                                   ------------
TOTAL POLAND                                                        322,825,726
                                                                   ------------
RUSSIA -- (1.5%)
*   AFI Development P.L.C. GDR                              31,827        5,444
    Gazprom PJSC Sponsored ADR                          38,007,627  147,953,430
    Lukoil PJSC Sponsored ADR(BYZDW2900)                 1,526,223   71,114,727
    Lukoil PJSC Sponsored ADR(69343P105)                 1,145,002   53,975,394
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR   1,070,086    7,966,104
    Ros Agro P.L.C. GDR                                      2,630       31,560
    Rosneft Oil Co. PJSC GDR                             1,055,793    5,416,218
    RusHydro PJSC ADR                                    8,278,946   10,349,039
                                                                   ------------
TOTAL RUSSIA                                                        296,811,916
                                                                   ------------
SOUTH AFRICA -- (6.6%)
    Adcorp Holdings, Ltd.                                  928,995      994,035
    Aeci, Ltd.                                           1,553,804   12,492,999
    African Oxygen, Ltd.                                    47,765       68,171
#*  African Phoenix Investments, Ltd.                    9,264,952      499,331
    African Rainbow Minerals, Ltd.                       1,736,757   12,372,764
    Alexander Forbes Group Holdings, Ltd.                1,587,712      815,176
*   Allied Electronics Corp., Ltd. Class A                  13,724       12,621
    Alviva Holdings, Ltd.                                  902,939    1,393,412
*   Anglo American Platinum, Ltd.                          288,595    7,067,243
    AngloGold Ashanti, Ltd.                                975,942    9,859,997
#   AngloGold Ashanti, Ltd. Sponsored ADR                2,496,376   25,013,687
*   ArcelorMittal South Africa, Ltd.                     2,390,579      910,095
    Assore, Ltd.                                            10,627      172,113
*   Aveng, Ltd.                                          7,294,153    2,885,570
#   Barclays Africa Group, Ltd.                          5,739,415   63,006,744
    Barloworld, Ltd.                                     4,711,443   42,397,683
    Blue Label Telecoms, Ltd.                            2,410,396    3,099,903
#*  Brait SE                                             2,535,484   12,095,213
    Caxton and CTP Publishers and Printers, Ltd.         3,089,885    2,872,986
    Clover Industries, Ltd.                              1,395,079    1,774,875
*   Consolidated Infrastructure Group, Ltd.                703,402      843,136
    DataTec, Ltd.                                        3,584,698   15,620,067
#   DRDGOLD, Ltd.                                        5,384,649    1,797,465
*   enX Group, Ltd.                                        361,828      434,355
*   Evraz Highveld Steel and Vanadium, Ltd.                120,337          226
    Exxaro Resources, Ltd.                               2,328,068   19,223,997
    Gold Fields, Ltd.                                    2,955,389   11,789,797
#   Gold Fields, Ltd. Sponsored ADR                     12,800,244   51,072,974
#*  Grindrod, Ltd.                                       7,514,882    7,058,227
    Group Five, Ltd.                                     1,708,539    2,208,410
    Harmony Gold Mining Co., Ltd.                        1,877,478    3,355,157
    Harmony Gold Mining Co., Ltd. Sponsored ADR            491,788      890,136
    Hudaco Industries, Ltd.                                118,362    1,133,177
    Hulamin, Ltd.                                        1,953,365      948,860

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
*   Impala Platinum Holdings, Ltd.                     5,228,472 $   13,960,073
#   Imperial Holdings, Ltd.                            2,144,069     28,320,761
#   Investec, Ltd.                                     3,376,347     25,268,899
    Invicta Holdings, Ltd.                                36,668        148,786
    KAP Industrial Holdings, Ltd.                      1,143,918        696,488
*   Kumba Iron Ore, Ltd.                                 433,832      6,475,373
#   Lewis Group, Ltd.                                  1,830,399      4,277,861
    Liberty Holdings, Ltd.                             1,721,995     14,773,160
    Merafe Resources, Ltd.                            24,571,877      2,534,839
    Metair Investments, Ltd.                           1,390,838      2,046,734
    MMI Holdings, Ltd.                                17,679,587     27,729,389
    Mpact, Ltd.                                        2,663,442      5,559,819
#   MTN Group, Ltd.                                   15,241,314    137,047,098
    Murray & Roberts Holdings, Ltd.                    6,887,754      7,238,816
*   Nampak, Ltd.                                       3,752,922      5,442,667
#   Nedbank Group, Ltd.                                3,003,198     49,950,633
    Omnia Holdings, Ltd.                                 606,938      6,266,893
    Peregrine Holdings, Ltd.                             854,949      1,944,794
#*  PPC, Ltd.                                          3,118,003      1,130,263
    Raubex Group, Ltd.                                 2,133,512      3,837,763
    RCL Foods, Ltd.                                      101,638        122,571
    Reunert, Ltd.                                        674,555      3,679,646
*   Royal Bafokeng Platinum, Ltd.                        469,845      1,093,252
    Sappi, Ltd.                                        7,508,496     49,736,819
    Sasol, Ltd.                                        4,145,981    124,968,169
#   Sasol, Ltd. Sponsored ADR                          1,735,363     52,303,841
    Sibanye Gold, Ltd.                                   388,257        495,567
#   Sibanye Gold, Ltd. Sponsored ADR                   2,355,355     12,153,632
#   Standard Bank Group, Ltd.                         16,569,484    205,839,086
*   Stefanutti Stocks Holdings, Ltd.                     526,548        123,996
#   Steinhoff International Holdings NV               25,059,548    125,397,116
*   Super Group, Ltd.                                  4,316,323     11,936,766
    Telkom SA SOC, Ltd.                                5,017,373     24,765,560
    Tongaat Hulett, Ltd.                               1,428,293     12,869,768
    Trencor, Ltd.                                      1,507,605      4,031,156
    Wilson Bayly Holmes-Ovcon, Ltd.                      487,561      5,065,616
                                                                 --------------
TOTAL SOUTH AFRICA                                                1,295,414,272
                                                                 --------------
SOUTH KOREA -- (16.6%)
#*  Ace Technologies Corp.                               162,428        627,959
    AJ Networks Co., Ltd.                                  6,134         38,098
#*  AJ Rent A Car Co., Ltd.                              267,287      2,414,325
*   Ajin Industrial Co., Ltd.                             29,353        176,414
*   Amotech Co., Ltd.                                      8,009        193,273
#   Asia Cement Co., Ltd.                                 15,230      1,183,407
#   ASIA Holdings Co., Ltd.                               22,087      2,250,531
#   Asia Paper Manufacturing Co., Ltd.                    67,385      1,198,260
*   Asiana Airlines, Inc.                                457,503      2,114,524
#*  AUK Corp.                                            396,786        886,038
#   Austem Co., Ltd.                                     205,571        645,330
#   Avaco Co., Ltd.                                       73,660        493,354
*   BH Co., Ltd.                                          39,972        740,100
    Bluecom Co., Ltd.                                     18,491        141,439

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    BNK Financial Group, Inc.                             3,021,010 $30,525,964
#   Bookook Securities Co., Ltd.                             29,302     688,763
*   Bubang Co., Ltd.                                          6,672      20,913
#   BYC Co., Ltd.                                               752     239,625
#*  Capro Corp.                                              87,634     471,565
*   Chemtronics Co., Ltd.                                     2,758      18,702
*   China Great Star International, Ltd.                    655,138     791,158
    Chinyang Holdings Corp.                                  83,580     238,409
#   Chokwang Paint, Ltd.                                     64,014     662,852
#   Chongkundang Holdings Corp.                               2,961     176,432
    Chosun Refractories Co., Ltd.                             9,716     776,120
    CJ Hellovision Co., Ltd.                                200,703   1,562,190
    CJ O Shopping Co., Ltd.                                   3,953     702,456
#   CKD Bio Corp.                                            20,325     386,139
    Cosmax BTI, Inc.                                          9,302     207,349
*   Cosmochemical Co., Ltd.                                  80,449     801,334
#   Dae Dong Industrial Co., Ltd.                           155,086     985,035
    Dae Han Flour Mills Co., Ltd.                            14,612   2,468,048
#   Dae Hyun Co., Ltd.                                      222,796     590,117
#   Dae Won Kang Up Co., Ltd.                               255,039     986,589
#*  Dae Young Packaging Co., Ltd.                         1,203,471     942,170
#   Dae-Il Corp.                                             71,782     673,106
#*  Daechang Co., Ltd.                                      526,706     562,513
    Daechang Forging Co., Ltd.                                  956      56,037
    Daeduck Electronics Co.                                 357,867   3,579,054
#   Daeduck GDS Co., Ltd.                                   300,804   5,075,032
#   Daegu Department Store                                   71,060     806,880
#   Daehan Steel Co., Ltd.                                  217,003   2,695,459
    Daekyo Co., Ltd.                                        184,455   1,356,959
    Daelim B&Co Co., Ltd.                                     5,133      37,133
    Daelim C&S Co., Ltd.                                      2,678      39,704
    Daelim Industrial Co., Ltd.                             292,271  23,950,817
#   Daesang Corp.                                           142,338   3,268,801
#   Daesang Holdings Co., Ltd.                              171,184   1,675,184
#   Daesung Holdings Co., Ltd.                               42,463     344,494
    Daewon San Up Co., Ltd.                                  35,547     233,986
*   Daewoo Engineering & Construction Co., Ltd.             264,196   1,935,006
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.      491,004     368,566
*   Dahaam E-Tec Co., Ltd.                                    3,535      10,661
    Daishin Securities Co., Ltd.                            629,382   8,607,482
#   Daou Data Corp.                                          20,273     220,007
    Daou Technology, Inc.                                   400,563   7,961,940
#*  Dasan Networks, Inc.                                    134,840     644,403
    Dayou Automotive Seat Technology Co., Ltd.               34,280      41,035
*   Dayou Plus Co., Ltd.                                     51,812      45,735
    DCM Corp.                                                 5,497      65,349
    DGB Financial Group, Inc.                             1,659,303  17,725,721
#   Display Tech Co., Ltd.                                   43,544     157,651
    Dong Ah Tire & Rubber Co., Ltd.                         102,583   2,523,640
    Dong-A Socio Holdings Co., Ltd.                           5,512     635,939
#   Dong-Ah Geological Engineering Co., Ltd.                133,757   1,636,276
    Dong-Il Corp.                                            18,581     957,795
#   Dongbang Transport Logistics Co., Ltd.                  302,271     456,474

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   DONGBU Co., Ltd.                                       496,039 $    329,673
*   Dongbu Securities Co., Ltd.                            416,559    1,489,355
#   Dongil Industries Co., Ltd.                             18,615    1,247,582
#*  Dongkook Industrial Co., Ltd.                          445,064      886,753
#   Dongkuk Industries Co., Ltd.                           307,351    1,299,049
    Dongkuk Steel Mill Co., Ltd.                           969,675   12,430,815
    DONGSUNG Corp.                                         150,599      869,401
    Dongwha Enterprise Co., Ltd.                               488       15,896
#   Dongwha Pharm Co., Ltd.                                 64,082      468,435
    Dongwon Development Co., Ltd.                          190,824      852,759
#*  Dongwoo Farm To Table Co., Ltd.                         14,971       56,655
#   Dongyang E&P, Inc.                                      35,199      413,325
#   Doosan Corp.                                           109,063   11,499,757
*   Doosan Engine Co., Ltd.                                112,890      416,282
#   Doosan Heavy Industries & Construction Co., Ltd.       525,053    9,667,134
#*  Doosan Infracore Co., Ltd.                           1,948,868   14,024,780
#   DRB Holding Co., Ltd.                                  121,656    1,036,078
    DY Corp.                                               241,543    1,554,531
#   e-LITECOM Co., Ltd.                                     87,616      729,924
    E-MART, Inc.                                           208,708   47,378,617
#   Eagon Industrial, Ltd.                                  74,065      625,337
#   Easy Bio, Inc.                                         136,168      841,998
#   Elentec Co., Ltd.                                      157,400      707,061
#   Eugene Corp.                                           666,799    3,752,990
#*  Eugene Investment & Securities Co., Ltd.             1,113,895    3,673,531
    Eusu Holdings Co., Ltd.                                 61,491      418,532
#   EVERDIGM Corp.                                          23,542      260,767
#*  FarmStory Co., Ltd.                                    404,990      519,385
#   Fine Technix Co., Ltd.                                 194,816      423,243
    Fursys, Inc.                                            28,479      851,553
#   Gaon Cable Co., Ltd.                                    27,059      623,556
#*  Global Display Co., Ltd.                                32,534      115,249
    GOLFZONNEWDIN Co., Ltd.                                176,033      884,533
#*  GS Engineering & Construction Corp.                    498,408   14,172,615
#*  GS Global Corp.                                        717,091    1,986,139
    GS Holdings Corp.                                      706,384   47,615,284
    Gwangju Shinsegae Co., Ltd.                              6,147    1,348,029
*   Halla Corp.                                             85,365      378,468
#   Halla Holdings Corp.                                   100,341    5,913,160
    Han Kuk Carbon Co., Ltd.                               147,844      791,772
    Hana Financial Group, Inc.                           3,032,933  138,384,065
#*  Hana Micron, Inc.                                      122,707      555,627
    Handsome Co., Ltd.                                     130,182    4,199,666
    Hanil Cement Co., Ltd.                                  56,106    6,212,060
#*  Hanjin Heavy Industries & Construction Co., Ltd.       571,915    2,266,382
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.                                            186,144      944,351
#*  Hanjin Kal Corp.                                       388,211    8,157,897
#   Hanjin Transportation Co., Ltd.                        131,754    3,716,155
#   Hankuk Glass Industries, Inc.                           17,640      486,635
#   Hankuk Paper Manufacturing Co., Ltd.                    38,167    1,007,808
    HanmiGlobal Co., Ltd.                                   13,645      144,410
#   Hanshin Construction                                    34,119      620,404
#*  Hansol Holdings Co., Ltd.                              600,100    3,340,803

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Hansol HomeDeco Co., Ltd.                            1,061,281 $  1,413,176
    Hansol Paper Co., Ltd.                                 145,933    2,477,714
    Hanwha Chemical Corp.                                1,512,674   45,594,235
    Hanwha Corp.                                           740,315   32,380,123
#*  Hanwha Galleria Timeworld Co., Ltd.                      2,375       60,492
    Hanwha General Insurance Co., Ltd.                     312,123    2,802,973
#*  Hanwha Investment & Securities Co., Ltd.               915,980    3,009,335
#   Hanwha Life Insurance Co., Ltd.                      2,951,007   19,911,350
#*  Hanwha Techwin Co., Ltd.                                38,768    1,383,625
#   Hanyang Securities Co., Ltd.                            92,428      676,514
#   Harim Holdings Co., Ltd.                               169,922      633,408
#   Heung-A Shipping Co., Ltd.                           1,840,719    2,180,725
*   Heungkuk Fire & Marine Insurance Co., Ltd.               3,899       23,167
    Hite Jinro Co., Ltd.                                    26,408      565,156
    Hitejinro Holdings Co., Ltd.                           120,661    1,245,423
#   HMC Investment Securities Co., Ltd.                    253,009    2,690,557
#   HS R&A Co., Ltd.                                       444,400    1,173,126
#   Humax Co., Ltd.                                        213,284    2,058,071
#   Huons Global Co., Ltd.                                  16,573      516,095
#   Huvis Corp.                                             93,994      684,731
#   Hwa Shin Co., Ltd.                                     225,769    1,161,654
#   Hwacheon Machine Tool Co., Ltd.                         14,227      755,249
    Hwangkum Steel & Technology Co., Ltd.                   47,571      387,805
    HwaSung Industrial Co., Ltd.                            83,372    1,132,373
    Hy-Lok Corp.                                            32,474      668,738
#   Hyundai BNG Steel Co., Ltd.                            143,306    1,645,201
*   Hyundai Construction Equipment Co., Ltd.                 1,831      599,671
#   Hyundai Corp Holdings Inc.                              11,472      151,217
    Hyundai Corp.                                           77,699    1,412,815
    Hyundai Department Store Co., Ltd.                     192,187   19,066,706
#*  Hyundai Electric & Energy System Co., Ltd.               4,408    1,276,254
    Hyundai Engineering & Construction Co., Ltd.           837,183   33,857,748
    Hyundai Engineering Plastics Co., Ltd.                  35,356      219,665
#   Hyundai Greenfood Co., Ltd.                            206,999    3,381,347
#*  Hyundai Heavy Industries Co., Ltd.                     329,681   51,369,241
    Hyundai Home Shopping Network Corp.                     22,706    2,798,723
    Hyundai Hy Communications & Networks Co., Ltd.         339,011    1,266,339
    Hyundai Marine & Fire Insurance Co., Ltd.               49,244    1,997,883
#*  Hyundai Mipo Dockyard Co., Ltd.                        107,076   10,278,363
    Hyundai Mobis Co., Ltd.                                602,629  132,438,032
    Hyundai Motor Co.                                    1,864,864  241,417,148
#*  Hyundai Robotics Co., Ltd.                              30,906   12,165,759
    Hyundai Steel Co.                                    1,193,372   66,812,885
#   Hyundai Wia Corp.                                      216,602   13,359,165
#   Ilji Technology Co., Ltd.                               16,833       77,733
*   Iljin Display Co., Ltd.                                 36,252      254,265
#   Iljin Electric Co., Ltd.                               246,467      994,057
    Iljin Holdings Co., Ltd.                                11,969       61,753
#   Ilshin Spinning Co., Ltd.                               18,983    2,061,667
#   Ilsung Pharmaceuticals Co., Ltd.                         9,407    1,105,066
    iMarketKorea, Inc.                                      55,884      636,606
    Industrial Bank of Korea                             2,341,087   32,339,975
*   InnoWireless, Inc.                                       1,805       23,147

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Intergis Co., Ltd.                                      49,180 $    138,671
    Interpark Holdings Corp.                               394,929    2,022,249
    INTOPS Co., Ltd.                                       179,814    1,885,583
#   Inzi Controls Co., Ltd.                                 89,540      408,542
#   INZI Display Co., Ltd.                                 244,705      412,018
#   ISU Chemical Co., Ltd.                                 144,194    2,307,581
#   IsuPetasys Co., Ltd.                                   260,960    1,009,163
    Jahwa Electronics Co., Ltd.                             41,865      698,075
    JB Financial Group Co., Ltd.                         1,048,577    6,496,148
    Kangnam Jevisco Co., Ltd.                               38,897    1,407,705
    KB Financial Group, Inc.                               624,732   33,217,106
#   KB Financial Group, Inc. ADR                         2,925,241  155,622,821
#   KC Green Holdings Co., Ltd.                             37,685      208,409
#   KCC Corp.                                               54,579   21,271,109
    KCC Engineering & Construction Co., Ltd.                 1,770       17,074
*   KEC Corp.                                              476,623      411,434
#   Keyang Electric Machinery Co., Ltd.                    187,531      806,072
#   KG Chemical Corp.                                       73,410    1,024,448
    KG Eco Technology Service Co., Ltd.                    301,386    1,213,824
    KGMobilians Co., Ltd.                                   28,110      186,383
#   KH Vatec Co., Ltd.                                     153,792    1,143,429
#   Kia Motors Corp.                                     3,534,567  115,498,267
#   KISCO Corp.                                             64,894    2,508,001
#   KISCO Holdings Co., Ltd.                                12,088      813,257
#   Kishin Corp.                                           107,298      452,625
    KISWIRE, Ltd.                                           89,965    3,166,070
#*  KleanNara Co., Ltd.                                     95,819      428,192
*   KMH Co., Ltd.                                           42,370      393,778
    Kolao Holdings                                          83,871      414,661
#   Kolon Corp.                                              5,385      297,880
    Kolon Global Corp.                                      15,746      178,851
#   Kolon Industries, Inc.                                 237,409   13,934,822
#   Komelon Corp.                                           31,555      272,336
*   KONA I Co., Ltd.                                         2,101       24,606
#   Kook Soon Dang Brewery Co., Ltd.                       112,565      647,888
#   Korea Alcohol Industrial Co., Ltd.                      80,101      583,039
#   Korea Circuit Co., Ltd.                                151,297    1,816,813
    Korea Electric Terminal Co., Ltd.                        7,650      482,545
    Korea Export Packaging Industrial Co., Ltd.              5,290       91,241
#   Korea Flange Co., Ltd.                                  67,906      815,445
    Korea Investment Holdings Co., Ltd.                    464,428   29,550,509
*   Korea Line Corp.                                        76,045    2,193,483
    Korea Petrochemical Ind Co., Ltd.                          300       69,198
    Korean Reinsurance Co.                                 968,873   11,169,283
#   Kortek Corp.                                           110,330    1,380,510
#   KPX Chemical Co., Ltd.                                  17,639    1,122,310
    KSS LINE, Ltd.                                          82,558      722,627
    KT Submarine Co., Ltd.                                   8,222       33,506
*   KTB Investment & Securities Co., Ltd.                  638,122    2,045,359
    KTCS Corp.                                             262,143      558,873
    Ktis Corp.                                              52,974      153,572
#   Kukdo Chemical Co., Ltd.                                53,699    2,744,426
    Kukdong Oil & Chemicals Co., Ltd.                       26,930       82,172

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Kumho Electric Co., Ltd.                                44,161 $    392,553
#   Kumho Industrial Co., Ltd.                              12,566      126,939
#*  Kumho Tire Co., Inc.                                   265,018    1,787,244
    Kumkang Kind Co., Ltd.                                   7,896      265,892
    Kwang Dong Pharmaceutical Co., Ltd.                     32,278      243,032
    Kwangju Bank Co., Ltd.                                 191,693    2,372,578
#*  Kyeryong Construction Industrial Co., Ltd.              38,242      611,071
    Kyobo Securities Co., Ltd.                             232,617    2,183,116
#   Kyung-In Synthetic Corp.                                59,228      210,270
#   Kyungbang, Ltd.                                        141,679    2,063,983
#   Kyungchang Industrial Co., Ltd.                         28,508      124,986
#   LEADCORP, Inc. (The)                                   145,879      985,580
    LF Corp.                                               238,705    6,689,722
    LG Corp.                                               793,859   53,480,373
#   LG Display Co., Ltd.                                 1,493,377   42,139,535
#   LG Display Co., Ltd. ADR                             4,048,932   57,616,302
#   LG Electronics, Inc.                                 1,692,217  101,439,280
    LG Hausys, Ltd.                                         43,873    4,311,816
    LG International Corp.                                 233,369    6,131,063
    LG Uplus Corp.                                         906,497   13,476,281
#   LMS Co., Ltd.                                           18,300      191,128
    Lock & Lock Co., Ltd.                                    8,142       97,874
    Lotte Chilsung Beverage Co., Ltd.                        7,771   11,210,851
    Lotte Confectionery Co., Ltd.                           16,259    2,957,095
    LOTTE Fine Chemical Co., Ltd.                           85,030    3,284,225
    Lotte Food Co., Ltd.                                     3,912    2,182,296
    LOTTE Himart Co., Ltd.                                 116,741    7,260,575
    Lotte Non-Life Insurance Co., Ltd.                     352,335      969,705
    Lotte Shopping Co., Ltd.                               123,317   28,966,882
    LS Corp.                                               166,539   12,518,588
*   Lumens Co., Ltd.                                       303,677    1,101,243
    MegaStudy Co., Ltd.                                      8,592      231,825
    MegaStudyEdu Co., Ltd.                                   2,475       78,020
    Meritz Financial Group, Inc.                            61,217      831,484
    Meritz Securities Co., Ltd.                            595,647    2,772,531
    Mi Chang Oil Industrial Co., Ltd.                        5,949      476,276
#   Mirae Asset Daewoo Co., Ltd.                         2,595,359   25,176,264
    Mirae Asset Life Insurance Co., Ltd.                   350,454    1,644,840
#   MK Electron Co., Ltd.                                  200,907    2,009,527
#*  MNTech Co., Ltd.                                       196,288    1,242,756
    Mobase Co., Ltd.                                        41,625      294,766
#   Moorim P&P Co., Ltd.                                   356,110    1,492,800
#*  Moorim Paper Co., Ltd.                                 210,130      512,790
#   Motonic Corp.                                           77,783      687,844
*   Namsun Aluminum Co., Ltd.                               20,402       22,338
    Namyang Dairy Products Co., Ltd.                         3,678    2,405,848
*   Neowiz                                                  44,731      481,639
#*  NEOWIZ HOLDINGS Corp.                                   76,012    1,041,845
#   Nexen Corp.                                            209,515    1,653,051
    Nexen Tire Corp.                                        25,503      303,142
#   NH Investment & Securities Co., Ltd.                 1,779,135   22,504,245
#*  NHN Entertainment Corp.                                 75,405    5,167,691
#   Nong Shim Holdings Co., Ltd.                            24,792    2,425,435

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.                                      14,248 $  4,066,714
    NOROO Paint & Coatings Co., Ltd.                        75,288      587,866
#   NPC                                                    116,690      666,498
#   OCI Co., Ltd.                                          161,730   13,340,018
    Opto Device Technology Co., Ltd.                        26,621      182,759
#*  Paik Kwang Industrial Co., Ltd.                         23,328       55,411
#*  Pan Ocean Co., Ltd.                                  1,075,661    5,600,663
    Pang Rim Co., Ltd.                                       3,201       62,452
#*  PaperCorea, Inc.                                       340,867       91,714
#*  Paru Co., Ltd.                                           8,353       49,057
#   Poongsan Corp.                                         350,209   15,548,320
    Poongsan Holdings Corp.                                 58,844    3,018,167
    POSCO                                                  591,774  176,830,850
    POSCO Sponsored ADR                                  1,500,406  112,710,499
    POSCO Coated & Color Steel Co., Ltd.                    16,948      483,820
    Posco Daewoo Corp.                                     192,674    4,045,939
#*  Power Logics Co., Ltd.                                 285,879    1,195,018
#   Pyeong Hwa Automotive Co., Ltd.                        189,657    2,431,207
#*  RFTech Co., Ltd.                                       129,348      625,440
*   S&T Dynamics Co., Ltd.                                 351,780    2,924,779
#   S&T Holdings Co., Ltd.                                 112,070    1,653,682
    S&T Motiv Co., Ltd.                                     42,538    2,019,771
#   S-Energy Co., Ltd.                                      28,801      235,018
#   Sajo Industries Co., Ltd.                               31,047    2,122,534
    Sam Young Electronics Co., Ltd.                        167,169    2,053,521
#   Sambo Motors Co., Ltd.                                  14,459       70,388
    Samho Development Co., Ltd.                            146,072      654,769
#   SAMHWA Paints Industrial Co., Ltd.                      50,050      394,155
#   Samick Musical Instruments Co., Ltd.                   313,015      542,496
#*  Samji Electronics Co., Ltd.                             88,645      655,770
#*  Samjin LND Co., Ltd.                                    92,054      235,139
    Samkee Automotive Co., Ltd.                             14,490       47,403
    Sammok S-Form Co., Ltd.                                 70,142      860,851
*   SAMPYO Cement Co., Ltd.                                 78,703      271,483
    Samsung Card Co., Ltd.                                 237,498    8,422,274
    Samsung Electro-Mechanics Co., Ltd.                    284,226   23,736,574
#*  Samsung Heavy Industries Co., Ltd.                   2,281,752   22,834,653
    Samsung Life Insurance Co., Ltd.                       560,206   62,824,488
    Samsung SDI Co., Ltd.                                  423,312   63,609,814
    Samsung Securities Co., Ltd.                           572,940   20,768,104
    Samyang Corp.                                           21,992    1,995,742
    Samyang Holdings Corp.                                  47,871    4,920,517
    Samyang Tongsang Co., Ltd.                              19,826      878,414
#*  Samyoung Chemical Co., Ltd.                            258,455      340,586
#   SAVEZONE I&C Corp.                                      88,237      394,995
    SBS Media Holdings Co., Ltd.                           488,064    1,324,040
#   Seah Besteel Corp.                                     210,250    6,545,632
#   SeAH Holdings Corp.                                     12,963    1,865,639
    SeAH Steel Corp.                                        47,195    4,100,210
    Sebang Co., Ltd.                                       150,152    1,993,027
    Sebang Global Battery Co., Ltd.                         78,835    2,731,091
#   Sejong Industrial Co., Ltd.                            155,601    1,188,930
#   Sejoong Co., Ltd.                                       74,223      240,752

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Seohan Co., Ltd.                                        11,686 $     26,281
    Seohee Construction Co., Ltd.                        1,659,207    1,862,070
    Seoyon Co., Ltd.                                       108,978      959,679
    Seoyon E-Hwa Co., Ltd.                                   2,267       27,253
    Sewon Precision Industry Co., Ltd.                       3,019       44,518
*   SFA Semicon Co, Ltd.                                    56,493      151,349
#*  SG Corp.                                                59,208       53,963
#*  SG&G Corp.                                             346,094    1,181,464
    Shinhan Financial Group Co., Ltd.                    3,333,356  158,424,296
#   Shinhan Financial Group Co., Ltd. ADR                1,502,802   71,413,150
    Shinsegae Engineering & Construction Co., Ltd.           2,952       85,316
#   Shinsegae Information & Communication Co., Ltd.         13,644    1,005,261
#   Shinsegae, Inc.                                        107,142   22,769,457
#*  Shinsung Tongsang Co., Ltd.                            920,641      817,162
    Shinwha Intertek Corp.                                  12,743       35,442
#*  Shinwon Corp.                                           82,700      141,255
    Shinyoung Securities Co., Ltd.                          41,953    2,215,406
#*  Signetics Corp.                                        784,046      970,628
#   Silla Co., Ltd.                                         64,953      829,925
#*  SIMMTECH HOLDINGS Co., Ltd.                              3,959        9,946
    SIMPAC, Inc.                                            63,983      264,791
    Sindoh Co., Ltd.                                        58,026    2,988,553
    SJM Co., Ltd.                                           11,075       57,500
#   SK Chemicals Co., Ltd.                                 148,155    9,064,650
    SK Gas, Ltd.                                            57,310    5,889,074
    SK Innovation Co., Ltd.                                879,496  138,807,251
    SK Networks Co., Ltd.                                1,515,644    8,573,899
#*  SK Securities Co., Ltd.                              2,262,158    2,618,317
    SKC Co., Ltd.                                          263,544    8,530,611
    SL Corp.                                               236,436    4,698,884
#   Ssangyong Cement Industrial Co., Ltd.                  315,218    4,039,382
*   Ssangyong Information & Communication                   84,708      159,798
*   Ssangyong Motor Co.                                     13,816       77,005
#   Sun Kwang Co., Ltd.                                     25,998      423,967
#   Sunchang Corp.                                          50,531      447,640
#   Sung Kwang Bend Co., Ltd.                              156,885    1,386,825
#   Sungchang Enterprise Holdings, Ltd.                    326,002      842,366
#   Sungdo Engineering & Construction Co., Ltd.             83,526      500,114
#*  Sungshin Cement Co., Ltd.                              265,760    1,758,018
    Sungwoo Hitech Co., Ltd.                               528,973    3,374,192
#   Tae Kyung Industrial Co., Ltd.                         120,772      540,153
    Taekwang Industrial Co., Ltd.                            5,092    5,618,497
#*  Taewoong Co., Ltd.                                      86,885    1,772,735
*   Taeyoung Engineering & Construction Co., Ltd.          608,502    5,012,405
    Tailim Packaging Co., Ltd.                              26,989       61,987
*   TBH Global Co., Ltd.                                   191,949    1,833,212
#*  Thinkware Systems Corp.                                 55,627      568,895
#*  TK Chemical Corp.                                      655,365    1,298,524
    TK Corp.                                               104,236      894,805
#   Tong Yang Moolsan Co., Ltd.                            435,710      730,172
    Tongyang Life Insurance Co., Ltd.                      521,662    4,536,552
    Tongyang pile, Inc.                                      3,143       20,163
    Tongyang, Inc.                                         200,392      399,772

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Top Engineering Co., Ltd.                            104,589 $      634,525
#   Tovis Co., Ltd.                                      103,284        826,771
#   TS Corp.                                              71,881      1,692,016
#   Ubiquoss Holdings, Inc.                               73,750        423,306
*   Ubiquoss, Inc.                                         3,568         63,937
#   UIL Co., Ltd.                                         51,186        320,799
#   Uju Electronics Co., Ltd.                             52,978        700,316
    Unid Co., Ltd.                                        69,683      3,178,553
#   Uniquest Corp.                                        20,797        139,637
    Visang Education, Inc.                                32,565        379,706
#*  WillBes & Co. (The)                                  807,781      1,507,850
#   Wiscom Co., Ltd.                                      32,980        138,849
*   Wonik Holdings Co., Ltd.                             139,712      1,071,967
*   Woongjin Co., Ltd.                                   243,455        489,593
*   Woongjin Thinkbig Co., Ltd.                           27,038        172,682
    Woori Bank                                         2,388,988     40,801,664
    Woori Bank Sponsored ADR                               7,135        365,740
#   Wooshin Systems Co., Ltd.                             36,176        228,169
#   WooSung Feed Co., Ltd.                               255,261        700,360
#   Y G-1 Co., Ltd.                                       91,652        953,942
    YESCO Co., Ltd.                                       32,554      1,114,301
#   Yoosung Enterprise Co., Ltd.                         194,315        708,325
#   YooSung T&S Co., Ltd.                                196,580        748,380
    Youlchon Chemical Co., Ltd.                          149,102      1,845,399
#   Young Poong Corp.                                      3,849      4,258,319
#   Young Poong Precision Corp.                          128,245      1,076,227
#   Youngone Corp.                                        21,524        630,601
    Youngone Holdings Co., Ltd.                            8,414        404,330
#*  Yuanta Securities Korea Co., Ltd.                    476,080      1,651,125
#   YuHwa Securities Co., Ltd.                            28,274        391,671
#   Zeus Co., Ltd.                                        46,785        715,159
                                                                 --------------
TOTAL SOUTH KOREA                                                 3,270,555,759
                                                                 --------------
TAIWAN -- (15.9%)
    Ability Enterprise Co., Ltd.                       2,636,330      1,650,271
#   AcBel Polytech, Inc.                                 586,000        451,077
#   Acer, Inc.                                        31,848,109     15,649,886
#   ACES Electronic Co., Ltd.                          1,304,000      1,207,633
#   Achem Technology Corp.                             3,438,318      1,161,655
#*  Advanced Connectek, Inc.                           2,107,000        725,211
    Advanced International Multitech Co., Ltd.           374,000        437,734
#   Advanced Optoelectronic Technology, Inc.             216,000        247,748
    Advancetek Enterprise Co., Ltd.                       53,000         36,589
#*  AGV Products Corp.                                 6,174,211      1,588,726
#   AimCore Technology Co., Ltd.                         785,797        636,515
*   Airmate Cayman International Co., Ltd.                26,000         25,552
#   Alchip Technologies, Ltd.                            263,000        694,547
#   Alcor Micro Corp.                                    522,000        312,746
#   Allis Electric Co., Ltd.                           1,250,000        438,162
    Alpha Networks, Inc.                               4,590,313      3,753,627
#   Altek Corp.                                        3,407,365      2,969,291
#   Ambassador Hotel (The)                             1,217,000        940,997
#   AMPOC Far-East Co., Ltd.                           1,402,000      1,163,154

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   AmTRAN Technology Co., Ltd.                          10,964,956 $ 7,061,931
#   Apacer Technology, Inc.                                 356,210     478,382
#   APCB, Inc.                                            2,232,000   2,331,570
#   Apex International Co., Ltd.                            775,032     659,760
    Apex Science & Engineering                              211,536      61,594
#   Arcadyan Technology Corp.                             1,941,675   3,025,903
    Ardentec Corp.                                        5,512,058   5,104,108
*   Arima Communications Corp.                               86,000      12,219
#   Asia Cement Corp.                                    24,175,589  21,366,449
#   Asia Optical Co., Inc.                                3,971,290   9,347,130
*   Asia Pacific Telecom Co., Ltd.                        6,816,000   2,415,679
    Asia Plastic Recycling Holding, Ltd.                  2,302,585   1,056,210
#   Asia Polymer Corp.                                    5,372,075   3,257,205
#   Asia Vital Components Co., Ltd.                       4,376,984   3,835,589
    ASROCK, Inc.                                            113,000     269,350
    Asustek Computer, Inc.                                2,613,000  24,301,706
#   AU Optronics Corp.                                   65,843,812  26,655,421
#   AU Optronics Corp. Sponsored ADR                      9,323,617  37,480,940
#   Audix Corp.                                           1,375,332   1,757,324
#   Avermedia Technologies                                2,505,000     875,168
*   Avision, Inc.                                         1,540,555     340,524
    AVY Precision Technology, Inc.                          574,680   1,019,851
#   Bank of Kaohsiung Co., Ltd.                           6,299,617   2,138,316
#   BenQ Materials Corp.                                  1,013,000     553,436
#   BES Engineering Corp.                                20,381,443   4,396,203
#*  Biostar Microtech International Corp.                 2,398,055   1,319,693
#   Bright Led Electronics Corp.                          1,691,000     836,900
#   C Sun Manufacturing, Ltd.                             2,107,837   1,441,218
#*  Cameo Communications, Inc.                            2,551,197     708,484
    Capital Securities Corp.                             26,984,447   8,873,375
    Career Technology MFG. Co., Ltd.                      3,498,000   2,324,280
*   Carnival Industrial Corp.                             4,943,000     787,025
#   Casetek Holdings, Ltd.                                1,759,000   5,556,276
#   Cathay Chemical Works                                   812,000     411,559
    Cathay Financial Holding Co., Ltd.                   42,958,000  69,995,125
    Cathay Real Estate Development Co., Ltd.              9,972,694   5,729,265
#   Celxpert Energy Corp.                                   332,000     282,966
#   Central Reinsurance Co., Ltd.                         1,626,016     794,119
#*  Chain Chon Industrial Co., Ltd.                         513,000     309,832
    ChainQui Construction Development Co., Ltd.           1,248,173     789,754
#*  Champion Building Materials Co., Ltd.                 6,044,828   1,477,747
    Chang Hwa Commercial Bank, Ltd.                      88,328,937  51,780,959
    Chang Wah Electromaterials, Inc.                         46,800     213,200
    Channel Well Technology Co., Ltd.                       534,000     466,019
    Charoen Pokphand Enterprise                           1,321,825   3,017,313
    CHC Healthcare Group                                     82,000     112,304
#   Cheng Loong Corp.                                    13,929,659   7,311,949
#   Cheng Uei Precision Industry Co., Ltd.                6,662,635   9,036,907
#   Chenming Mold Industry Corp.                            334,000     214,363
#   Chia Chang Co., Ltd.                                  1,615,000   1,307,744
#   Chia Hsin Cement Corp.                                6,869,191   2,435,079
    Chien Kuo Construction Co., Ltd.                      4,407,247   1,300,782
    Chilisin Electronics Corp.                              224,748     561,604

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#*  Chimei Materials Technology Corp.                     2,619,000 $ 1,173,754
#   Chin-Poon Industrial Co., Ltd.                        2,494,815   4,925,268
    China Airlines, Ltd.                                 48,091,353  14,779,291
    China Bills Finance Corp.                             2,137,000   1,057,993
#   China Chemical & Pharmaceutical Co., Ltd.             4,158,264   2,465,682
    China Development Financial Holding Corp.           144,065,734  43,451,677
#*  China Electric Manufacturing Corp.                    4,019,200   1,063,081
    China General Plastics Corp.                          5,533,541   5,306,480
    China Glaze Co., Ltd.                                 1,794,799     706,902
    China Life Insurance Co., Ltd.                       27,462,959  29,057,087
#   China Man-Made Fiber Corp.                           13,030,303   3,839,818
#   China Metal Products                                  4,377,969   4,414,700
    China Motor Corp.                                     6,171,749   5,332,748
#*  China Petrochemical Development Corp.                29,095,397  12,141,798
#   China Steel Corp.                                    82,567,320  67,796,912
#   China Steel Structure Co., Ltd.                       1,435,219     974,474
    China Synthetic Rubber Corp.                          8,768,794   9,920,789
#   China Wire & Cable Co., Ltd.                          1,580,600   1,359,827
#   Chinese Maritime Transport, Ltd.                      1,338,270   1,205,824
    Chipbond Technology Corp.                             6,695,000  11,028,042
#   ChipMOS TECHNOLOGIES, Inc.                            1,181,229   1,160,952
    ChipMOS TECHNOLOGIES, Inc. ADR                           37,146     722,118
    Chong Hong Construction Co., Ltd.                       121,000     287,302
#   Chun YU Works & Co., Ltd.                             3,273,000   1,538,666
    Chun Yuan Steel                                       6,542,287   2,480,461
#*  Chung Hung Steel Corp.                                1,210,000     406,820
#   Chung Hwa Pulp Corp.                                  6,040,353   2,029,814
    Chung-Hsin Electric & Machinery Manufacturing Corp.   5,954,250   4,178,989
*   Chunghwa Picture Tubes, Ltd.                         51,746,412   2,826,723
    Clevo Co.                                             1,405,000   1,255,584
#*  CMC Magnetics Corp.                                  34,869,621   4,477,025
#   CoAsia Microelectronics Corp.                           421,797     211,706
    Coland Holdings, Ltd.                                    92,000     122,172
    Collins Co., Ltd.                                     2,011,224     752,580
    Compal Electronics, Inc.                             72,346,332  48,048,262
    Compeq Manufacturing Co., Ltd.                       19,439,000  17,920,165
    Concord Securities Co., Ltd.                          1,769,000     386,080
#   Continental Holdings Corp.                            6,662,540   2,537,593
    Contrel Technology Co., Ltd.                            118,000      75,931
    Coretronic Corp.                                      6,522,800   8,251,760
    Coxon Precise Industrial Co., Ltd.                    2,059,000   1,896,474
#   Creative Sensor, Inc.                                   475,000     343,851
#*  CSBC Corp. Taiwan                                     6,395,654   2,774,859
    CTBC Financial Holding Co., Ltd.                    115,729,073  74,352,255
    CviLux Corp.                                             70,000      74,890
    CX Technology Co., Ltd.                                  48,000      43,483
    Cyberlink Corp.                                          35,000      73,522
    CyberTAN Technology, Inc.                               727,000     487,241
#   D-Link Corp.                                         10,457,552   3,857,477
#   DA CIN Construction Co., Ltd.                         2,403,579   1,404,732
    Da-Li Development Co., Ltd.                              77,077      61,639
#*  Danen Technology Corp.                                  816,000     174,019
#   Darfon Electronics Corp.                              4,185,950   3,554,300

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Darwin Precisions Corp.                               6,140,635 $ 2,582,870
#   Delpha Construction Co., Ltd.                         1,614,016     743,032
#   Depo Auto Parts Ind Co., Ltd.                           233,000     633,076
    Dimerco Express Corp.                                   188,000     133,812
#*  Dynamic Electronics Co., Ltd.                         4,422,324   1,735,250
    Dynapack International Technology Corp.                 414,000     537,116
    E Ink Holdings, Inc.                                  8,709,000   9,310,857
*   E-Ton Solar Tech Co., Ltd.                            3,546,443     975,505
    E.Sun Financial Holding Co., Ltd.                    87,455,039  55,752,372
#   Edimax Technology Co., Ltd.                           3,066,902   1,040,539
#*  Edison Opto Corp.                                     1,362,000     618,238
#   Edom Technology Co., Ltd.                               689,046     371,950
    Elite Semiconductor Memory Technology, Inc.             576,000     680,123
#*  Elitegroup Computer Systems Co., Ltd.                 5,247,395   3,429,519
    Emerging Display Technologies Corp.                      45,000      13,956
    ENG Electric Co., Ltd.                                1,480,344     784,305
#   EnTie Commercial Bank Co., Ltd.                       2,271,232     962,568
#*  Epistar Corp.                                        13,810,869  13,202,178
    Eson Precision Ind. Co., Ltd.                           295,000     461,658
    Eternal Materials Co., Ltd.                           1,679,292   1,889,552
*   Etron Technology, Inc.                                  643,000     253,077
    Eva Airways Corp.                                    19,187,548   9,298,185
#   Everest Textile Co., Ltd.                             3,495,002   1,858,221
    Evergreen International Storage & Transport Corp.     9,271,000   4,298,249
*   Evergreen Marine Corp. Taiwan, Ltd.                  18,671,607  10,231,694
    Everlight Chemical Industrial Corp.                     333,950     197,373
    Everlight Electronics Co., Ltd.                       2,262,000   3,440,808
#   Excelsior Medical Co., Ltd.                           1,393,726   2,217,612
#   EZconn Corp.                                             80,000     117,570
    Far Eastern Department Stores, Ltd.                   9,258,445   4,615,140
    Far Eastern International Bank                       29,351,994   9,682,175
    Far Eastern New Century Corp.                        16,863,528  13,879,043
#*  Farglory F T Z Investment Holding Co., Ltd.           1,258,000     560,671
    Farglory Land Development Co., Ltd.                   3,034,264   3,798,872
#   Federal Corp.                                         7,690,160   3,619,892
    Feedback Technology Corp.                                78,000     173,205
    Feng Hsin Steel Co., Ltd.                               209,000     357,901
*   First Copper Technology Co., Ltd.                     2,890,750   1,029,614
    First Financial Holding Co., Ltd.                   144,043,234  97,291,286
#   First Hotel                                           1,594,590     887,010
#   First Insurance Co., Ltd. (The)                       3,940,064   1,800,529
#*  First Steamship Co., Ltd.                             9,048,360   2,753,535
#   FocalTech Systems Co., Ltd.                             874,000   1,141,632
    Forest Water Environment Engineering Co., Ltd.           32,000      63,490
#   Formosa Advanced Technologies Co., Ltd.               2,188,000   2,034,716
    Formosa Chemicals & Fibre Corp.                         351,000   1,057,532
    Formosa Taffeta Co., Ltd.                             9,180,511   9,090,396
    Formosan Rubber Group, Inc.                           6,879,505   3,426,809
#   Formosan Union Chemical                               3,123,034   2,062,651
#   Fortune Electric Co., Ltd.                              443,000     254,313
#   Founding Construction & Development Co., Ltd.         3,491,418   1,826,848
    Foxconn Technology Co., Ltd.                          8,452,142  25,412,858
#   Foxlink Image Technology Co., Ltd.                    1,568,000     889,706

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Froch Enterprise Co., Ltd.                           2,358,734 $  1,109,605
    FSP Technology, Inc.                                 1,976,292    1,579,968
#   Fubon Financial Holding Co., Ltd.                   87,120,471  135,337,632
    Fulgent Sun International Holding Co., Ltd.             41,922      118,790
#   Fullerton Technology Co., Ltd.                       1,517,200    1,202,388
#   Fulltech Fiber Glass Corp.                           5,152,690    2,464,649
    Fwusow Industry Co., Ltd.                            2,842,119    1,685,376
#   G Shank Enterprise Co., Ltd.                         2,144,902    1,887,149
#   Gallant Precision Machining Co., Ltd.                  858,000      658,333
    Gemtek Technology Corp.                              4,459,962    3,871,392
*   Genesis Photonics, Inc.                              2,615,810      234,800
*   Genius Electronic Optical Co., Ltd.                    650,000    7,436,444
    Getac Technology Corp.                               3,959,065    5,007,388
#   Giantplus Technology Co., Ltd.                       3,199,100    1,999,997
    Gigabyte Technology Co., Ltd.                        8,176,287   10,448,186
#*  Gigastorage Corp.                                    5,086,600    2,921,725
#*  Gintech Energy Corp.                                 8,128,044    4,441,560
#*  Global Brands Manufacture, Ltd.                      4,583,951    1,701,793
#   Global Lighting Technologies, Inc.                     889,000    1,389,109
    Global Mixed Mode Technology, Inc.                      73,000      162,541
    Globe Union Industrial Corp.                         3,368,625    2,522,702
    Gloria Material Technology Corp.                     6,931,116    4,624,352
#*  Gold Circuit Electronics, Ltd.                       7,018,965    2,370,561
#*  Goldsun Building Materials Co., Ltd.                18,172,261    5,650,040
#   Good Will Instrument Co., Ltd.                         552,746      418,915
    Grand Ocean Retail Group, Ltd.                         304,000      235,700
    Grand Pacific Petrochemical                         14,804,000   10,698,843
#   Great China Metal Industry                             902,000      760,242
    Great Wall Enterprise Co., Ltd.                      6,865,597    7,448,368
#*  Green Energy Technology, Inc.                        3,762,880    1,775,687
#   Green Seal Holding, Ltd.                               285,000      834,861
#   GTM Holdings Corp.                                   1,918,000    1,097,764
#   Hannstar Board Corp.                                 4,884,635    2,382,455
#*  HannStar Display Corp.                              40,927,435   12,366,461
*   HannsTouch Solution, Inc.                            2,787,481      936,380
    Hanpin Electron Co., Ltd.                              108,000      138,562
#*  Harvatek Corp.                                       2,874,553      984,193
#   Hey Song Corp.                                       2,920,500    3,070,808
#   Hiroca Holdings, Ltd.                                  599,000    2,133,034
*   HiTi Digital, Inc.                                     127,000       45,200
#   Hitron Technology, Inc.                              2,134,885    1,395,498
#*  Ho Tung Chemical Corp.                              11,444,474    3,139,024
#*  Hocheng Corp.                                        4,271,300    1,291,501
    Hold-Key Electric Wire & Cable Co., Ltd.               118,124       32,746
#   Holy Stone Enterprise Co., Ltd.                      3,058,650    3,743,230
    Hon Hai Precision Industry Co., Ltd.                26,120,240  101,583,564
#   Hong Pu Real Estate Development Co., Ltd.            3,669,655    2,837,634
#   Hong TAI Electric Industrial                         3,336,000    1,092,033
#   Hong YI Fiber Industry Co.                             225,000      163,188
*   Horizon Securities Co., Ltd.                         5,860,000    1,270,469
#   Hsin Kuang Steel Co., Ltd.                           3,124,124    3,128,264
#   Hsing TA Cement Co.                                  1,864,782      639,620
#*  HTC Corp.                                            6,559,000   15,568,395

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   HUA ENG Wire & Cable Co., Ltd.                        6,538,035 $ 2,188,121
#   Hua Nan Financial Holdings Co., Ltd.                 59,307,965  34,663,783
#   Huaku Development Co., Ltd.                           1,844,000   3,901,709
    Huang Hsiang Construction Corp.                       1,052,000   1,276,626
#   Hung Ching Development & Construction Co., Ltd.       1,906,468   1,235,401
#   Hung Sheng Construction, Ltd.                         6,518,892   4,242,768
#   Huxen Corp.                                             275,281     382,233
*   Hwacom Systems, Inc.                                    333,000     127,214
#*  I-Chiun Precision Industry Co., Ltd.                  2,708,000     834,866
#*  Ichia Technologies, Inc.                              2,113,260   1,326,021
    Ideal Bike Corp.                                         80,271      30,032
    Infortrend Technology, Inc.                           1,077,000     538,717
#   Innolux Corp.                                       150,377,544  73,355,337
    Inpaq Technology Co., Ltd.                              315,000     281,445
#   Inventec Corp.                                       31,534,277  25,190,220
    ITE Technology, Inc.                                  1,908,479   2,064,870
    Jarllytec Co., Ltd.                                     422,000     844,931
#   Jess-Link Products Co., Ltd.                          1,273,000   1,220,268
    Jih Sun Financial Holdings Co., Ltd.                  8,238,814   1,934,544
#   Jinli Group Holdings, Ltd.                            1,033,200   1,257,352
    Johnson Health Tech Co., Ltd.                            22,000      26,777
#   K Laser Technology, Inc.                              1,814,601     910,927
#   Kang Na Hsiung Enterprise Co., Ltd.                   1,687,078     603,143
#   Kaulin Manufacturing Co., Ltd.                        2,419,656   1,530,493
#   KEE TAI Properties Co., Ltd.                          1,968,000     651,666
#   Kenmec Mechanical Engineering Co., Ltd.               1,954,000     626,987
    Kindom Construction Corp.                             5,922,000   3,569,594
    King Chou Marine Technology Co., Ltd.                    56,100      63,972
#   King Yuan Electronics Co., Ltd.                      16,246,805  16,180,861
    King's Town Bank Co., Ltd.                           11,404,012  11,784,692
*   King's Town Construction Co., Ltd.                      169,380     134,056
#*  Kinko Optical Co., Ltd.                               1,853,000   2,082,145
#   Kinpo Electronics                                    19,880,375   7,277,930
#   Kinsus Interconnect Technology Corp.                  2,670,000   7,196,477
#   KS Terminals, Inc.                                      747,880   1,389,914
#*  Kung Sing Engineering Corp.                           3,352,000   1,165,646
#   Kuo Toong International Co., Ltd.                     1,048,160     709,692
    Kuoyang Construction Co., Ltd.                        7,051,840   3,258,214
#   Kwong Fong Industries Corp.                           1,776,611   1,361,845
    Kwong Lung Enterprise Co., Ltd.                          58,000      86,503
#*  KYE Systems Corp.                                     4,215,909   1,251,448
#   L&K Engineering Co., Ltd.                             2,117,000   2,557,162
#*  LAN FA Textile                                        3,125,713     877,155
    LCY Chemical Corp.                                    2,284,000   3,314,425
#   Leader Electronics, Inc.                              1,966,056     664,559
#*  Lealea Enterprise Co., Ltd.                          11,750,941   4,243,108
#   Ledtech Electronics Corp.                               660,000     273,253
    LEE CHI Enterprises Co., Ltd.                         3,199,900   1,096,694
#   Lelon Electronics Corp.                                  94,620     127,284
    Leofoo Development Co., Ltd.                          4,911,908   1,343,301
*   LES Enphants Co., Ltd.                                  877,000     319,365
#*  Lextar Electronics Corp.                              5,413,000   3,155,590
#*  Li Peng Enterprise Co., Ltd.                          9,229,381   2,588,715

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Lien Hwa Industrial Corp.                            8,495,147 $  7,905,492
#   Lingsen Precision Industries, Ltd.                   6,447,480    3,135,242
#   Lite-On Semiconductor Corp.                          3,397,729    3,362,207
    Lite-On Technology Corp.                            29,285,738   47,396,530
    Long Bon International Co., Ltd.                       265,000      139,090
#   Long Chen Paper Co., Ltd.                           10,966,235   13,801,582
#   Longwell Co.                                         1,556,000    1,957,380
    Lotes Co., Ltd.                                        749,000    4,330,532
#   Lucky Cement Corp.                                   3,294,000      968,701
#*  LuxNet Corp.                                           382,000      405,474
    Macroblock, Inc.                                        46,000      115,723
#*  Macronix International                              50,810,913   27,701,734
#   Marketech International Corp.                        1,965,000    2,509,823
#   Masterlink Securities Corp.                         17,714,489    4,745,698
#   Mayer Steel Pipe Corp.                               2,379,456    1,048,191
#   Maywufa Co., Ltd.                                      252,070      113,125
    MediaTek, Inc.                                       3,309,000   29,128,823
#   Mega Financial Holding Co., Ltd.                   123,585,796  104,596,907
#   Meiloon Industrial Co.                               1,426,084    1,231,239
    Mercuries & Associates Holding, Ltd.                 2,634,333    1,979,634
*   Mercuries Life Insurance Co., Ltd.                   6,924,559    3,623,214
#   MIN AIK Technology Co., Ltd.                         1,324,000    1,332,941
#   Mitac Holdings Corp.                                 9,144,754   10,939,730
*   Mosel Vitelic, Inc.                                  1,382,506      140,194
#*  Motech Industries, Inc.                              6,728,658    5,410,561
    Nan Ren Lake Leisure Amusement Co., Ltd.             1,652,000      438,689
#   Nan Ya Printed Circuit Board Corp.                   3,428,000    2,684,569
#   Nantex Industry Co., Ltd.                            1,811,390    1,335,135
#*  Neo Solar Power Corp.                                5,692,056    2,628,865
    New Asia Construction & Development Corp.            1,810,304      424,421
    New Era Electronics Co., Ltd.                          203,000      137,785
#   Nien Hsing Textile Co., Ltd.                         4,331,721    3,235,062
#   Nishoku Technology, Inc.                               324,000      843,383
*   O-TA Precision Industry Co., Ltd.                       24,000       10,251
*   Ocean Plastics Co., Ltd.                               265,000      231,724
*   Optimax Technology Corp.                               499,597       63,127
#   OptoTech Corp.                                       8,601,000    4,637,985
*   Orient Semiconductor Electronics, Ltd.               1,666,000      484,791
    Oriental Union Chemical Corp.                          408,000      379,383
    P-Two Industries, Inc.                                  28,000       17,654
#   Pacific Construction Co.                             2,487,452      865,623
    Pan Jit International, Inc.                          5,163,837    3,246,338
#   Pan-International Industrial Corp.                   5,339,444    5,189,229
#   Paragon Technologies Co., Ltd.                         952,191      631,981
#   Pegatron Corp.                                      25,738,998   83,947,778
#*  Phihong Technology Co., Ltd.                         3,918,882    1,576,600
    Plastron Precision Co., Ltd.                            14,000       10,381
    Portwell, Inc.                                       1,018,000    1,651,256
    Pou Chen Corp.                                      14,207,550   19,192,674
    Powertech Industrial Co., Ltd.                         124,000       85,109
#*  President Securities Corp.                          12,999,351    6,026,882
*   Prime Electronics & Satellitics, Inc.                  406,000      129,557
    Prince Housing & Development Corp.                   6,303,018    2,274,907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Promise Technology, Inc.                                909,000 $   389,648
    Prosperity Dielectrics Co., Ltd.                        189,000     149,127
    Qisda Corp.                                          28,937,171  22,889,889
#   Qualipoly Chemical Corp.                                217,756     214,566
#   Quanta Storage, Inc.                                  2,218,000   3,051,891
#   Quintain Steel Co., Ltd.                              4,634,684   1,361,773
#   Radiant Opto-Electronics Corp.                        4,795,000  11,390,650
*   Radium Life Tech Co., Ltd.                            9,154,124   4,016,858
#   Rich Development Co., Ltd.                            7,252,054   2,328,873
#*  Ritek Corp.                                          25,926,669   4,375,528
#*  Rotam Global Agrosciences, Ltd.                         398,693     430,966
#*  Ruentex Development Co., Ltd.                         3,058,000   3,311,894
    Sampo Corp.                                           7,043,925   3,520,758
    San Fang Chemical Industry Co., Ltd.                     11,000      13,042
    San Far Property, Ltd.                                   71,000      28,218
    Sanyang Motor Co., Ltd.                               2,323,624   1,610,770
    SDI Corp.                                               179,000     377,082
#   Sesoda Corp.                                          1,687,713   1,586,195
    Shan-Loong Transportation Co., Ltd.                     115,000     129,331
    Sharehope Medicine Co., Ltd.                             12,000      15,094
    Sheng Yu Steel Co., Ltd.                              1,935,000   2,274,622
#   ShenMao Technology, Inc.                              1,143,000   1,095,013
#   Shih Her Technologies, Inc.                             411,000     417,126
*   Shih Wei Navigation Co., Ltd.                         3,061,288     897,005
#   Shihlin Electric & Engineering Corp.                  4,496,000   5,928,939
#   Shin Kong Financial Holding Co., Ltd.               118,064,430  31,561,339
    Shin Zu Shing Co., Ltd.                               1,507,000   4,599,635
*   Shining Building Business Co., Ltd.                     294,945     100,103
#   Shinkong Insurance Co., Ltd.                          3,577,412   3,021,557
    Shinkong Synthetic Fibers Corp.                      23,394,754   7,105,635
#*  Shuttle, Inc.                                         4,367,015   1,533,088
    Sigurd Microelectronics Corp.                         6,398,047   5,951,405
#*  Silicon Integrated Systems Corp.                      4,978,808   1,188,970
#   Silitech Technology Corp.                               824,803     527,458
    Simplo Technology Co., Ltd.                             675,000   2,144,371
    Sincere Navigation Corp.                              5,245,740   3,481,734
    Sinher Technology, Inc.                                 159,000     279,726
#   Sino-American Silicon Products, Inc.                  8,372,000  16,792,160
#   Sinon Corp.                                           5,951,877   2,936,172
#   SinoPac Financial Holdings Co., Ltd.                126,472,250  39,655,546
#   Sirtec International Co., Ltd.                          231,000     341,851
#   Siward Crystal Technology Co., Ltd.                   2,519,875   1,723,298
*   Solar Applied Materials Technology Co.                2,349,000   1,021,963
#*  Solartech Energy Corp.                                4,352,165   2,017,556
    Solomon Technology Corp.                                214,000     131,567
    Solteam Electronics Co., Ltd.                            39,000      52,131
#   Southeast Cement Co., Ltd.                            3,220,700   1,627,129
#   Spirox Corp.                                            505,563     305,656
#   Stark Technology, Inc.                                1,835,200   1,784,096
    Sunko INK Co., Ltd.                                      76,000      33,567
    Sunonwealth Electric Machine Industry Co., Ltd.         103,421     146,061
#   Sunplus Technology Co., Ltd.                          8,499,620   3,921,429
    Sunrex Technology Corp.                               1,783,273   1,201,326

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Sunspring Metal Corp.                                   540,000 $   736,141
#   Supreme Electronics Co., Ltd.                         4,785,441   4,705,106
    Swancor Holding Co., Ltd.                               105,000     298,251
#   Sweeten Real Estate Development Co., Ltd.             1,335,143     607,790
    Syncmold Enterprise Corp.                                68,000     147,087
    Synnex Technology International Corp.                 5,999,550   6,671,171
    Sysage Technology Co., Ltd.                             127,797     132,268
    Systex Corp.                                          1,007,801   1,917,713
#   T-Mac Techvest PCB Co., Ltd.                          1,603,000     618,169
    T3EX Global Holdings Corp.                              235,499     166,954
#   TA Chen Stainless Pipe                                9,303,912   5,345,566
*   Ta Chong Securities Co., Ltd.                           212,000      77,900
#*  Ta Ya Electric Wire & Cable                           7,029,329   1,555,178
#   TA-I Technology Co., Ltd.                             1,442,170   1,180,153
#   Tah Hsin Industrial Corp.                             1,477,900   1,241,117
    TAI Roun Products Co., Ltd.                              63,000      21,280
#*  Tai Tung Communication Co., Ltd.                        125,000     101,719
    Tai-Saw Technology Co., Ltd.                             37,000      24,574
    Taichung Commercial Bank Co., Ltd.                   33,735,157  11,620,170
    Taiflex Scientific Co., Ltd.                            589,960     866,719
#   Tainan Enterprises Co., Ltd.                          1,078,183     883,721
#   Tainan Spinning Co., Ltd.                            18,271,485   7,983,225
#*  Tainergy Tech Co., Ltd.                               2,172,000     884,749
    Taishin Financial Holding Co., Ltd.                 120,301,480  56,573,007
*   Taisun Enterprise Co., Ltd.                           1,776,410   1,232,560
#*  Taita Chemical Co., Ltd.                              2,317,864     806,716
#   Taiwan Business Bank                                 59,068,335  16,763,917
#   Taiwan Cement Corp.                                  49,441,440  57,301,230
    Taiwan Chinsan Electronic Industrial Co., Ltd.          114,000     196,615
#   Taiwan Cogeneration Corp.                             2,535,333   1,989,864
#   Taiwan Cooperative Financial Holding Co., Ltd.      104,287,904  56,988,464
    Taiwan Fertilizer Co., Ltd.                           5,159,000   7,005,433
    Taiwan Fire & Marine Insurance Co., Ltd.              1,280,000     807,601
    Taiwan FU Hsing Industrial Co., Ltd.                    583,000     712,132
#*  Taiwan Glass Industry Corp.                          12,731,982   6,515,221
    Taiwan Hon Chuan Enterprise Co., Ltd.                   525,932     950,978
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,701,000     960,343
#   Taiwan Land Development Corp.                        10,104,322   3,513,500
    Taiwan Line Tek Electronic                              146,771     123,436
#*  Taiwan Mask Corp.                                     2,887,250   1,686,182
    Taiwan Navigation Co., Ltd.                           1,597,000     729,862
    Taiwan PCB Techvest Co., Ltd.                         3,813,946   3,729,294
#*  Taiwan Prosperity Chemical Corp.                        747,000     491,322
#*  Taiwan Pulp & Paper Corp.                             4,843,660   2,976,445
    Taiwan Sakura Corp.                                     293,177     353,147
    Taiwan Semiconductor Co., Ltd.                          129,000     174,691
    Taiwan Shin Kong Security Co., Ltd.                      23,000      28,906
    Taiwan Styrene Monomer                                3,118,647   2,152,705
    Taiwan Surface Mounting Technology Corp.              3,083,991   2,527,193
#   Taiwan TEA Corp.                                      8,595,092   4,610,621
    Taiwan Union Technology Corp.                         1,109,000   2,386,331
#   Taiyen Biotech Co., Ltd.                              1,939,217   1,926,581
#*  Tatung Co., Ltd.                                     30,477,342  12,815,130

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Te Chang Construction Co., Ltd.                          94,424 $    61,640
    Teco Electric and Machinery Co., Ltd.                27,208,725  25,624,216
#   Test Rite International Co., Ltd.                     1,118,266     825,830
*   Tex-Ray Industrial Co., Ltd.                            444,000     139,941
    Thinking Electronic Industrial Co., Ltd.                 22,000      68,596
    Ton Yi Industrial Corp.                               3,001,600   1,441,164
#   Tong-Tai Machine & Tool Co., Ltd.                     3,466,447   2,410,525
#   Topoint Technology Co., Ltd.                          2,365,288   1,832,840
#*  TPK Holding Co., Ltd.                                 3,375,000  11,332,352
    Tripod Technology Corp.                               2,937,000   9,588,227
#   TrueLight Corp.                                         169,000     205,711
    Tsann Kuen Enterprise Co., Ltd.                         134,000     112,472
#*  TSEC Corp.                                            1,079,000     367,963
    Tung Ho Steel Enterprise Corp.                       12,892,274  10,651,887
    TXC Corp.                                             1,169,000   1,689,977
    TYC Brother Industrial Co., Ltd.                        923,723     943,660
*   Tycoons Group Enterprise                              7,484,938   1,419,397
    Tyntek Corp.                                          3,017,097   1,303,159
    U-Ming Marine Transport Corp.                         1,121,000   1,165,359
    UDE Corp.                                               139,000     171,739
    Unimicron Technology Corp.                           23,602,363  15,347,674
#   Union Bank Of Taiwan                                 13,025,837   3,860,896
#   Unitech Computer Co., Ltd.                            1,632,739     959,147
#*  Unitech Printed Circuit Board Corp.                   7,109,281   2,530,839
#   United Microelectronics Corp.                       214,984,681  98,675,765
#   Unity Opto Technology Co., Ltd.                       2,924,000   1,098,559
    Univacco Technology, Inc.                                46,000      27,226
#   Universal Cement Corp.                                6,004,583   4,494,970
#*  Unizyx Holding Corp.                                  4,295,000   2,041,069
    UPC Technology Corp.                                 12,076,746   5,681,752
    USI Corp.                                             7,573,184   3,751,043
#   Usun Technology Co., Ltd.                               217,000     440,821
#   Ve Wong Corp.                                         1,616,806   1,314,496
    Victory New Materials, Ltd. Co.                         564,000     969,731
    Viking Tech Corp.                                        46,000      27,722
#*  Wafer Works Corp.                                     5,977,092   4,061,116
*   Wah Hong Industrial Corp.                               395,516     261,990
    Wah Lee Industrial Corp.                              2,043,000   3,417,047
    Walsin Lihwa Corp.                                   44,282,412  19,498,736
#   Walsin Technology Corp.                               6,426,267  11,505,104
#   Walton Advanced Engineering, Inc.                     4,325,853   1,881,766
    Wan Hai Lines, Ltd.                                   8,094,000   4,636,045
#   Waterland Financial Holdings Co., Ltd.               33,412,601  10,589,155
    Wei Mon Industry Co., Ltd.                            3,885,691      21,722
#   Weikeng Industrial Co., Ltd.                          2,190,072   1,196,930
#   Well Shin Technology Co., Ltd.                        1,009,080   1,662,605
    Wha Yu Industrial Co., Ltd.                             302,000     196,828
#   Winbond Electronics Corp.                            48,987,885  29,564,967
    Winstek Semiconductor Co., Ltd.                          31,000      24,250
    Wintek Corp.                                         20,783,484     236,155
#   Wisdom Marine Lines Co., Ltd.                         2,542,348   2,417,041
    Wistron Corp.                                        42,746,650  43,137,478
#   WPG Holdings, Ltd.                                    8,603,092  12,048,158

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
#   WT Microelectronics Co., Ltd.                      6,744,751 $    9,990,893
#*  WUS Printed Circuit Co., Ltd.                      3,987,928      2,337,815
#   Xxentria Technology Materials Corp.                   87,000        181,248
    Yageo Corp.                                        3,477,590     13,243,750
*   Yang Ming Marine Transport Corp.                   8,787,215      3,912,173
#   YC Co., Ltd.                                       5,461,978      2,270,622
#   YC INOX Co., Ltd.                                  4,764,833      3,929,006
    Yea Shin International Development Co., Ltd.         286,830        132,981
#   Yeong Guan Energy Technology Group Co., Ltd.         831,000      2,251,467
#*  YFY, Inc.                                         20,003,847      6,790,111
#   Yi Jinn Industrial Co., Ltd.                       2,990,142      1,089,476
#*  Yieh Phui Enterprise Co., Ltd.                    16,499,384      7,156,201
#*  Young Fast Optoelectronics Co., Ltd.               1,696,000        749,560
#*  Young Optics, Inc.                                    98,000        133,527
#   Youngtek Electronics Corp.                           943,047      1,442,959
    Yuanta Financial Holding Co., Ltd.               125,873,918     53,958,135
#   Yulon Motor Co., Ltd.                             12,352,572     10,792,421
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     235,687        643,069
#   Zenitron Corp.                                     3,027,000      1,809,683
#   Zhen Ding Technology Holding, Ltd.                 3,478,000      8,090,622
#   Zig Sheng Industrial Co., Ltd.                     6,228,352      1,875,972
#   Zinwell Corp.                                      1,025,000      1,061,696
#   ZongTai Real Estate Development Co., Ltd.          1,050,844        617,729
                                                                 --------------
TOTAL TAIWAN                                                      3,138,505,796
                                                                 --------------
THAILAND -- (2.6%)
    AAPICO Hitech PCL(B013KZ2)                           123,300         86,334
    AAPICO Hitech PCL(B013L48)                           681,760        477,364
    AJ Plast PCL                                       1,441,800        580,594
    Amata Corp. PCL                                    2,978,590      1,405,312
    AP Thailand PCL                                   19,345,030      4,476,334
    Asia Aviation PCL                                  4,322,900        824,919
    Asia Plus Group Holdings PCL                       5,164,800        568,064
    Bangchak Corp. PCL                                 8,628,100      9,010,157
    Bangkok Airways PCL                                1,571,400        864,172
    Bangkok Bank PCL                                   1,662,000      8,965,156
    Bangkok Insurance PCL                                212,828      2,219,323
    Bangkok Land PCL                                 126,642,996      6,888,459
    Bangkok Ranch PCL                                    203,100         44,250
    Banpu PCL                                         18,451,650      9,038,267
    Cal-Comp Electronics Thailand PCL Class F         30,904,814      2,897,631
    Charoen Pokphand Foods PCL                        18,236,100     13,481,227
    Charoong Thai Wire & Cable PCL Class F             1,255,800        392,479
    Eastern Water Resources Development and
      Management PCL Class F                             829,100        318,918
*   G J Steel PCL                                     27,256,975        344,024
    Golden Land Property Development PCL                 502,200        111,679
    Hana Microelectronics PCL                          1,775,300      2,147,336
    ICC International PCL                              2,663,700      2,921,733
    IRPC PCL                                         101,386,200     16,757,294
    Jasmine International PCL                          2,160,700        486,988
    Kasikornbank PCL                                   1,258,200      7,278,515
    KGI Securities Thailand PCL                       10,808,900      1,292,787
    Khon Kaen Sugar Industry PCL                       8,160,054      1,083,871

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Kiatnakin Bank PCL                                   3,579,800 $  7,180,793
    Krung Thai Bank PCL                                 45,257,300   24,616,685
    Laguna Resorts & Hotels PCL                          1,022,500      821,958
    Lanna Resources PCL                                    846,100      302,574
    LH Financial Group PCL                              11,188,946      595,148
    LPN Development PCL                                  2,871,601    1,001,024
    MBK PCL                                                221,600       99,890
*   MCOT PCL                                             1,028,300      441,894
*   Millcon Steel PCL                                    2,482,900      130,575
    MK Real Estate Development PCL                       2,855,400      319,207
*   Nation Multimedia Group PCL                          2,644,800       49,277
*   Polyplex Thailand PCL                                3,626,425    1,373,130
*   Precious Shipping PCL                                7,910,150    2,210,701
    Property Perfect PCL                                36,884,900      953,256
    Pruksa Holding PCL                                     751,300      517,025
    PTT Exploration & Production PCL                    20,787,100   54,971,671
    PTT Global Chemical PCL                             16,380,541   35,565,462
    PTT PCL                                             17,224,150  200,831,524
    Quality Houses PCL                                  28,488,597    2,088,927
*   Regional Container Lines PCL                         5,188,300    1,301,889
*   Rojana Industrial Park PCL                           3,308,573      541,876
    Saha Pathana Inter-Holding PCL                       2,801,300    3,514,621
    Saha Pathanapibul PCL                                1,594,833    2,060,848
    Saha-Union PCL                                       2,685,500    3,328,982
    Sahaviriya Steel Industries PCL                     90,527,440       25,572
    Sansiri PCL                                         86,774,766    5,423,993
    SC Asset Corp PCL                                   31,512,253    3,068,222
    Siam Future Development PCL                          6,903,546    1,224,015
    Siamgas & Petrochemicals PCL                         6,249,500    2,854,639
    Somboon Advance Technology PCL                       2,976,600    1,449,098
    Sri Ayudhya Capital PCL                                 85,100       76,721
    Sri Trang Agro-Industry PCL                          6,352,700    2,348,150
    Srithai Superware PCL                               18,906,200    1,090,857
    Star Petroleum Refining PCL                            505,200      233,801
    STP & I PCL                                            892,700      177,056
*   Tata Steel Thailand PCL                             49,361,900    1,290,546
*   Thai Airways International PCL                      12,891,711    7,205,861
    Thai Oil PCL                                         8,447,700   21,768,824
    Thai Rayon PCL                                          58,700       74,088
    Thai Stanley Electric PCL                               43,100      269,403
    Thai Stanley Electric PCL Class F                      174,600    1,091,365
    Thai Wacoal PCL                                         85,000      122,609
    Thaicom PCL                                          3,147,300    1,475,452
    Thanachart Capital PCL                               7,344,100   10,538,391
    Thitikorn PCL                                        1,429,500      498,316
    Thoresen Thai Agencies PCL                           9,334,478    2,384,357
    Tisco Financial Group PCL                              333,900      740,015
    TMB Bank PCL                                        52,182,700    3,700,845
    TPI Polene PCL                                      68,159,640    4,629,116

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Vinythai PCL                                         6,403,517 $  4,021,862
                                                                   ------------
TOTAL THAILAND                                                      517,565,298
                                                                   ------------
TURKEY -- (1.6%)
    Adana Cimento Sanayii TAS Class A                      381,220      731,186
    Akbank TAS                                          13,569,147   40,366,704
#*  Akenerji Elektrik Uretim A.S.                        3,818,763    1,270,325
#   Alarko Holding A.S.                                  1,215,219    1,978,994
#   Albaraka Turk Katilim Bankasi A.S.                   3,428,318    1,403,740
    Anadolu Anonim Turk Sigorta Sirketi                  4,014,534    3,250,848
#   Anadolu Cam Sanayii A.S.                             4,470,310    3,050,830
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 339,730    1,235,855
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              406,172      950,113
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         821,246    2,089,173
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.            20,911       56,574
#*  Dogan Sirketler Grubu Holding A.S.                  16,723,595    3,948,989
#   Eczacibasi Yatirim Holding Ortakligi A.S.              344,745    1,011,290
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.                  1,908,942    2,605,588
#   Enka Insaat ve Sanayi A.S.                           1,200,956    1,884,503
#   Global Yatirim Holding A.S.                          2,120,952    1,827,104
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.          58,943       56,307
#*  GSD Holding AS                                       4,848,029    1,020,749
*   Ihlas Holding A.S.                                  13,046,597    2,265,693
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S.                                               1,550,008    1,867,609
*   Is Finansal Kiralama A.S.                            2,407,547      855,691
    Is Yatirim Menkul Degerler A.S. Class A                515,160      254,948
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A                                       2,244,930    1,423,980
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B                                         163,542      110,695
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D                                       8,730,378    5,015,405
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.       1,500,350    2,089,375
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.         3,616,994    1,347,115
*   NET Holding A.S.                                        13,395       11,760
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.                                                 702,352      756,716
#*  Pegasus Hava Tasimaciligi A.S.                         325,850    2,233,141
    Pinar Entegre Et ve Un Sanayi A.S.                     244,757      693,473
#   Pinar SUT Mamulleri Sanayii A.S.                        77,164      329,189
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.  2,043,136    1,719,387
#*  Sekerbank TAS                                        4,649,019    1,836,801
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.            2,235,420    2,471,003
    Trakya Cam Sanayii A.S.                              6,814,075    7,207,573
*   Turcas Petrol A.S.                                     195,565      122,347
*   Turk Hava Yollari AO                                 7,297,121   18,323,038
    Turkiye Garanti Bankasi A.S.                        14,090,688   42,197,177
    Turkiye Halk Bankasi A.S.                            6,898,361   29,596,514
#   Turkiye Is Bankasi Class C                          26,984,084   58,087,857
    Turkiye Sinai Kalkinma Bankasi A.S.                 11,719,466    5,099,146
    Turkiye Sise ve Cam Fabrikalari A.S.                13,163,038   16,839,237
    Turkiye Vakiflar Bankasi TAO Class D                 9,665,839   19,346,850
*   Vestel Elektronik Sanayi ve Ticaret A.S.                50,010      102,351
#*  Yapi ve Kredi Bankasi A.S.                           9,337,265   12,053,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S.                   833,803 $       348,588
                                                                ---------------
TOTAL TURKEY                                                        303,344,559
                                                                ---------------
TOTAL COMMON STOCKS                                              18,429,844,483
                                                                ---------------
PREFERRED STOCKS -- (3.2%)

BRAZIL -- (3.1%)
    Banco ABC Brasil SA                               1,533,423       8,049,813
    Banco do Estado do Rio Grande do Sul SA Class B   2,116,568       9,930,056
*   Banco Pan SA                                      1,793,392       1,081,206
*   Banco Pine SA                                       427,430         420,803
*   Cia Brasileira de Distribuicao                    1,458,456      33,908,336
    Cia Ferro Ligas da Bahia - FERBASA                  972,034       3,802,913
    Eucatex SA Industria e Comercio                     353,288         318,354
    Marcopolo SA                                      4,407,645       4,607,861
*   Petroleo Brasileiro SA                           12,478,190      53,180,414
*   Petroleo Brasileiro SA Sponsored ADR             17,627,348     149,832,458
    Randon SA Implementos e Participacoes             2,784,800       4,759,884
    Suzano Papel e Celulose SA Class A                6,244,756      28,076,219
    Unipar Carbocloro SA Class B                        925,874       2,704,863
*   Usinas Siderurgicas de Minas Gerais SA Class A    6,053,666      10,036,543
    Vale SA                                          22,261,444     208,240,358
    Vale SA Sponsored ADR                             9,983,102      93,741,328
                                                                ---------------
TOTAL BRAZIL                                                        612,691,409
                                                                ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                               1,155,294       1,021,379
    Grupo Argos SA                                      297,037       1,941,695
    Grupo de Inversiones Suramericana SA              1,042,360      14,409,469
                                                                ---------------
TOTAL COLOMBIA                                                       17,372,543
                                                                ---------------
INDIA -- (0.0%)
    Vedanta, Ltd.                                   332,631,799       4,186,983
                                                                ---------------
TOTAL PREFERRED STOCKS                                              634,250,935
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/03/17                  53,993          51,875
*   Brasil Brokers Participacoes SA Rights 07/31/17     447,424           1,435

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
BRAZIL -- (Continued)
*     Iochpe Maxion SA Warrants 06/03/19                 35,327 $        77,035
                                                                ---------------
TOTAL BRAZIL                                                            130,345
                                                                ---------------
CHILE -- (0.0%)
*     Grupo Security SA Rights 08/24/17                 174,682           6,855
                                                                ---------------
INDIA -- (0.0%)
*     Intellect Design Arena, Ltd. Rights 08/09/17       95,697          36,025
                                                                ---------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                           952,876              --
                                                                ---------------
SOUTH KOREA -- (0.0%)
      Ssangyong Cement Industrial Co., Ltd. Rights
*       08/21/17                                         21,575          20,244
                                                                ---------------
TAIWAN -- (0.0%)
*     Long Chen Paper Co., Ltd. Rights 08/14/17         189,740          28,277
                                                                ---------------
THAILAND -- (0.0%)
*     MILL W4 Warrants 07/11/22                         248,290              --
                                                                ---------------
TURKEY -- (0.0%)
      Boyner Perakende Ve Tekstil Yatirimlari A.S.
*       Rights 09/11/17                                  26,103         221,916
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   443,662
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      19,064,539,080
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund                 54,211,510     627,335,593
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,460,552,627)^^                                      $19,691,874,673
                                                                ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of July 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil                $  846,016,081              --   --    $   846,016,081
   Chile                    279,103,690              --   --        279,103,690
   China                    256,296,709 $ 2,990,914,104   --      3,247,210,813
   Colombia                  41,713,108              --   --         41,713,108
   Czech Republic                    --      49,514,655   --         49,514,655
   Greece                            --       5,925,781   --          5,925,781
   Hong Kong                         --         485,482   --            485,482
   Hungary                           --      85,014,572   --         85,014,572
   India                    176,978,905   2,340,004,924   --      2,516,983,829
   Indonesia                  2,141,162     547,314,279   --        549,455,441
   Malaysia                          --     578,995,306   --        578,995,306
   Mexico                   884,589,791              --   --        884,589,791
   Philippines                       --     199,812,608   --        199,812,608
   Poland                            --     322,825,726   --        322,825,726
   Russia                    59,423,172     237,388,744   --        296,811,916
   South Africa             141,434,270   1,153,980,002   --      1,295,414,272
   South Korea              411,770,196   2,858,785,563   --      3,270,555,759
   Taiwan                    38,203,058   3,100,302,738   --      3,138,505,796
   Thailand                 517,539,726          25,572   --        517,565,298
   Turkey                            --     303,344,559   --        303,344,559
Preferred Stocks
   Brazil                   612,691,409              --   --        612,691,409
   Colombia                  17,372,543              --   --         17,372,543
   India                             --       4,186,983   --          4,186,983
Rights/Warrants
   Brazil                            --         130,345   --            130,345
   Chile                             --           6,855   --              6,855
   India                             --          36,025   --             36,025
   South Korea                       --          20,244   --             20,244
   Taiwan                            --          28,277   --             28,277
   Turkey                            --         221,916   --            221,916
Securities Lending
  Collateral                         --     627,335,593   --        627,335,593
Futures Contracts**           3,540,435              --   --          3,540,435
                         -------------- ---------------   --    ---------------
TOTAL                    $4,288,814,255 $15,406,600,853   --    $19,695,415,108
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2017, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $205,458 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2017, the Fund had outstanding futures contracts (dollar amounts in thousands):

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
              DESCRIPTION      DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
Dimensional
  Emerging   Mini MSCI
  Markets    Emerging
  Value      Markets
  Fund       Index (R)       09/15/17      650   $ 34,596   $2,007     $3,380
Dimensional
  Emerging
  Markets
  Value      S&P 500 Emini
  Fund       Index(R)        09/15/17    1,110    136,974    1,533      2,582
                                                 --------   ------     ------
                                                 $171,570   $3,540     $5,962
                                                 --------   ------     ------

FEDERAL TAX COST

At July 31, 2017, the total cost of securities for federal income tax purposes was $17,460,552,628, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 27, 2017

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 27, 2017

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: September 27, 2017